                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-5972

  NAME OF REGISTRANT:                                                    VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          OCTOBER 31

  DATE OF REPORTING PERIOD:                                        JULY 1, 2009 - JUNE 30, 2010

  FUND:   VANGUARD FTSE ALL-WORLD EX-US SMALL-CAP INDEX FUND

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  ISSUER:                  888 HOLDINGS PLC, GIBRALTAR

  TICKER:                  N/A                 CUSIP:   X19526106

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual report and accounts          ISSUER            YES             FOR                  FOR

2009

PROPOSAL #2: Approve the remuneration report                       ISSUER            YES             FOR                  FOR

PROPOSAL #3: Re-elect Richard Kilsby as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-elect Gigi Levy as a Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect John Anderson as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-appointment of BDO Stoy Hayward LLP          ISSUER            YES             FOR                  FOR

and BDO limited Chartered Accountants as the

Company's Auditors

PROPOSAL #7: Authorize the Directors to agree the              ISSUER            YES             FOR                  FOR

remuneration of the Aditors

PROPOSAL #S.8: Approve to renew the Director's                   ISSUER            YES             FOR                  FOR

authority to allot equity securities for cash without

 first offering them to shareholders

PROPOSAL #S.9: Authorize the Company to purchase its         ISSUER            YES             FOR                  FOR

own shares

PROPOSAL #S.10: Authorize the Company to issue                   ISSUER            YES             FOR                  FOR

electronic communications to its shareholders

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  ISSUER:                  A & J MUCKLOW GROUP PLC, HALESOWEN WEST MIDLANDS

  TICKER:                  N/A                 CUSIP:   G63252103

  MEETING DATE:      11/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's accounts and the         ISSUER            YES         AGAINST           AGAINST

reports of the Directors and the Auditors for the FYE

 30 JUN 2009

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the FYE 30 JUN 2009

PROPOSAL #3.: Declare a final dividend for the FYE 30        ISSUER            YES             FOR                  FOR

 JUN 2009 of 9.65p per ordinary share, payable on 04

JAN 2010 to ordinary shareholders on the register of

the Members at the close of business on 27 NOV 2009

PROPOSAL #4.: Re-appoint David Justin Parker as a              ISSUER            YES         AGAINST           AGAINST

Director, who retires in accordance with the

Company's Articles of Association

PROPOSAL #5.: Re-appoint David Austin as a Director,         ISSUER            YES         AGAINST           AGAINST

who retires in accordance with the Articles of

Association and the Combined Code on Corporate

Governance

PROPOSAL #6.: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES         AGAINST           AGAINST

 of the Company from the conclusion of this meeting,

until the conclusion of the next general meeting at

which accounts are laid before the meeting

PROPOSAL #7.: Authorize the Audit Committee of the            ISSUER            YES         AGAINST           AGAINST

Company to determine the Auditor's remuneration

PROPOSAL #8.: Authorize the Directors, pursuant to            ISSUER            YES             FOR                  FOR

Section 551 of the Companies Act 2006 (and in

substitution for all subsisting authorities), to

allot shares in the Company or to grant rights to

subscribe for, or to convert any security into,

shares in the Company (Rights) up to an aggregate

nominal amount of GBP 4,999,332.50; [Authority

expires the earlier of the conclusion of the next AGM

 of the Company after the passing of this resolution

or 31 DEC 2010]; and the Directors may allot shares

or grant Rights in pursuance of that offer or

agreement as if the authority conferred by this

PROPOSAL #S.9: Authorize the Directors, subject to            ISSUER            YES             FOR                  FOR

the passing of Resolution 8 in the notice of AGM,

pursuant to Sections 570 and 573 of the Companies Act

 2006 (the Act), to allot equity securities (within

the meaning of Section 560 of the Act) for cash

pursuant to the authority conferred by Resolution 8

in the notice of AGM as if section 561(1) of the Act

did not apply to the allotment; this power is limited

 to: a)the allotment of equity securities where such

securities have been offered (whether by way of a

rights issue, open offer or otherwise) to holders of

ordinary shares, in the capital of the Company made

in proportion (as nearly as may be) to their existing

 holdings of ordinary-shares. but subject to the

directors having a right to make such exclusions or

other arrangements in connection with the offering as

 they deem necessary or expedient: i) to deal with

equity securities representing fractional

entitlements; and ii) to deal with legal or practical

 problems under the laws of any territory or the

requirements of any regulatory body or stock

exchange; and b) the allotment of equity securities

for cash otherwise than pursuant to this resolution

up to an aggregate nominal amount of GBP 749,899.75;

and [Authority expires the earlier of the conclusion

of the next AGM of the Company after the passing of

this resolution or 31 DEC 2010]; and the Directors

may allot equity securities in pursuance of that

offer or agreement as if the power conferred by this

resolution had not expired

PROPOSAL #S.10: Amend the Company's Articles of                 ISSUER            YES             FOR                  FOR

Association by deleting all provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the Companies Act 2006, are treated

as part of the Company's Articles of Association as

specified

PROPOSAL #S.11: Approve, in accordance with the                 ISSUER            YES             FOR                  FOR

Company's Articles of Association, a general meeting

of the Company, other than an AGM, may be called by

14 clear day's notice

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  ISSUER:                  AAC ACOUSTIC TECHNOLOGIES HLDGS INC

  TICKER:                  N/A                 CUSIP:   G2953L109

  MEETING DATE:      5/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 and Auditor for the YE 31 DEC 2009

PROPOSAL #2: Approve a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009

PROPOSAL #3.a.i: Re-elect Mr. Benjamin Zhengmin Pan          ISSUER            YES             FOR                  FOR

as an Executive Director of the Company [the Director]

PROPOSAL #3aii: Re-elect Mr. Poon Chung Yin Joseph as        ISSUER            YES             FOR                  FOR

 an Independent Non-Executive Director

PROPOSAL #3aiii: Re-elect Dato' Tan Bian Ee as an              ISSUER            YES             FOR                  FOR

Independent Non-Executive Director

PROPOSAL #3.aiv: Re-elect Ms. Chang Carmen I-Hua as          ISSUER            YES             FOR                  FOR

an Independent Non-Executive Director

PROPOSAL #3.b: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the remuneration of the Directors

PROPOSAL #4: Re-appoint an Auditor of the Company and        ISSUER            YES             FOR                  FOR

 authorize the Board of Directors to fix its

remuneration

PROPOSAL #5: Grant a general unconditional mandate to        ISSUER            YES             FOR                  FOR

 the Directors to allot, issue and deal with

additional shares in the Company

PROPOSAL #6: Grant a general unconditional mandate to        ISSUER            YES             FOR                  FOR

 the Directors to repurchase shares in the Company

PROPOSAL #7: Approve to extend the general mandate            ISSUER            YES             FOR                  FOR

granted to the Directors to allot, issue and deal

with the Company's shares by the amount of shares

repurchased

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  ISSUER:                  AALBERTS INDUSTRIES NV, LANGBROEK

  TICKER:                  N/A                 CUSIP:   N00089271

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Discussion of the annual report for the        ISSUER             NO              N/A                  N/A

 FY 2009

PROPOSAL #3.: Adopt the Company consolidated                       ISSUER            YES             FOR                  FOR

financial statements for the FY 2009

PROPOSAL #4.: Discussion of reserve and dividend                ISSUER             NO              N/A                  N/A

policy

PROPOSAL #5.: Approve a dividend over the FY 2009 of         ISSUER            YES             FOR                  FOR

EUR 0.13 gross per share, which can be taken up at

the choice of shareholders entirely in cash or in new

 shares of the Company

PROPOSAL #6.: Grant discharge the Managing Board in          ISSUER            YES             FOR                  FOR

respect of the duties performed during the past FY

PROPOSAL #7.: Grant discharge the Supervisory Board          ISSUER            YES             FOR                  FOR

in respect of the duties performed during the past FY

PROPOSAL #8.: Appointment of M.C.J. Van Pernis as the        ISSUER            YES             FOR                  FOR

 Member of the Supervisory Board where all details as

 laid down in Article 2:158 paragraph 5, Section 2:

142 paragraph 3 of the Dutch Civil Code are available

 for the general meeting of shareholders

PROPOSAL #9.: Approve to set the yearly remuneration         ISSUER            YES             FOR                  FOR

for the Members of the Supervisory Board as follows:

the Members EUR 40,000 and the Chairman EUR 50,000

PROPOSAL #10.: Amend the Remuneration Policy as                 ISSUER            YES         AGAINST           AGAINST

follows: A. a fixed basic salary B. a short-term

variable income in cash for the short term (one-year)

 performance, to be received when targets set in

advance have been achieved, which can add a maximum

of 75 to the basic salary C. a long-term variable

income in shares for the long-term (3 years)

performance by conditionally awarding shares that

must be held for at least 5 years D. a pension plan

(average salary or available contribution plan) with

a retirement age of 65 years, where a third of the

contribution is for the account of the Management

PROPOSAL #11.: Authorize the Managing Board subject          ISSUER            YES             FOR                  FOR

to the approval of the foundation 'prioriteit

aalberts industries' for a period of 18 months as the

 body which is authorized to resolve to issue shares

up to a number of shares not exceeding 10% of the

number of issued shares in the capital of the Company

PROPOSAL #12.: Authorize the Managing Board under              ISSUER            YES             FOR                  FOR

approval of the foundation 'prioriteit aalberts

industries' as the sole body to limit or exclude the

pre-emptive right on new issued shares in the Company

PROPOSAL #13.: Authorize the Managing Board to cause         ISSUER            YES             FOR                  FOR

the Company to acquire its own shares for valuable

consideration, up to a maximum number which, at the

time of acquisition, the Company is permitted to

acquire pursuant to the provisions of Section 98,

subsection 2, of book 2 of the Netherlands Civil

Code; such acquisition may be effected by means of

any type of contract, including stock exchange

transactions and private transactions; the price must

 lie between EUR 0.01 and an amount equal to 110% of

the market price; by 'market price' is understood the

 average of the highest prices reached by the shares

on each of the 5 stock exchange business days

preceding the date of acquisition, as evidenced by

the official price list of Euronext Amsterdam NV; the

 authorization will be valid for a period of 18

months, commencing on 22 APR 2010

PROPOSAL #14.A: Approve to change the Articles of              ISSUER            YES             FOR                  FOR

Association in respect of the following subjects:

amendment of the articles in connection with a

possible future amendment of the Dutch Civil Code

regarding the right of initiative

PROPOSAL #14.B: Grant authority to every member of            ISSUER            YES             FOR                  FOR

the Managing Board of the Company, as well as every

Civil-Law Notary or Candidate Civil-Law Notary and

Notarial Paralegal of the Stibbe Firm in Amsterdam,

to apply for the Ministerial declaration of no

objection as well as to sign the deed amending the

Articles of Association and undertake any other

actions deemed useful or necessary in the opinion of

the authorized party

PROPOSAL #15.: Approve that the general meeting                 ISSUER            YES             FOR                  FOR

assigns PricewaterhouseCoopers Accountants NV as the

Auditors responsible for auditing the financial

accounts for the year 2010

PROPOSAL #16.: Announcement and any other business             ISSUER             NO              N/A                  N/A

PROPOSAL #17.: Closing                                                              ISSUER             NO              N/A                  N/A

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  ISSUER:                  AAREAL BANK AG, WIESBADEN

  TICKER:                  N/A                 CUSIP:   D00379111

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the reports

 pursuant to Sections 289(4) and 315(4) of the German

 Commercial Code

PROPOSAL #2.: Appropriation of the distributable                ISSUER            YES             FOR                  FOR

profit of EUR 2,000,0 00 as follows: the

distributable profit of EUR 2,000,000 shall be

allocated to the revenue reserves

PROPOSAL #3.: Ratification of the acts of the Board o        ISSUER            YES             FOR                  FOR

 f Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Appointment of auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: PricewaterhouseCoopers AG, Frankfurt

PROPOSAL #6.: Renewal of the authorization to acquire        ISSUER            YES             FOR                  FOR

 own shares for trading purposes The company shall be

 authorized to acquire own shares, at a price not

deviating more than 10% from the market price of the

shares, on or before 18 MAY 2015, the trading

portfolio of shares acquired for such purpose shall

not exceed 5% of the share capital a t the end of any

 given day

PROPOSAL #7.: Authorization to acquire own shares:            ISSUER            YES         AGAINST           AGAINST

the Company shall be authorized to acquire own shares

 of up to 10% of its share capital through the stock

exchange or by way of a public repurchase offer, at

prices not deviating more than 10% from the market

price of the shares, or by means of call or put

options for shares of up to 5% of the share capital

if the exercise price does not deviate more than 10%

from the market price of the shares, this

authorization shall be effective until 18 MAY 2015,

the Board of Managing Directors shall be authorized

to sell the shares on the stock exchange or to offer

them to all shareholders, to dispose of the shares in

 a manner other than the stock exchange or an offer

to all shareholders if the shares are sold at a price

 not materially below their market price, to use the

shares in connection with mergers and acquisitions or

 for satisfying conversion or option rights, to offer

 the shares to holders of conversion or option

rights, and to retire the shares

PROPOSAL #8.: Revocation of the existing authorized          ISSUER            YES         AGAINST           AGAINST

capital, the creation of new authorized capital, and

the corresponding amendment to the Articles of

Association, the existing authorized capital approved

 by the shareholders, meeting of 15 JUN 2005, and the

 existing authorized capital approved by the

shareholders, meeting of 21 MAY 2008, shall be

revoked in respect of their unused portions of EUR

46,639,504 and EUR 12,826,545, respectively, the

Board of Managing Directors shall be authorized, with

 the consent of the Supervisory Board, to increase

the share capital by up to EUR 64,132,500 through the

 issue of new bearer no-par shares against payment in

 cash and/or kind, on or before 18 MAY

2015.Shareholders shall be granted subscription

rights for a capital increase against payment in

cash, however, shareholders. subscription rights may

be excluded for residual amounts, for a capital

increase of up to 10% of the share capital if the

shares are issued at a price not materially below

their market price, for residual amounts, for the

granting of such rights to holders of option or

conversion rights, for the issue of employee shares

of up to EUR 4,000,000, and for a capital increase

PROPOSAL #9.: Authorization to issue convertible                ISSUER            YES         AGAINST           AGAINST

and/or warrant bonds, the creation of contingent

capital, and the corresponding amendment to the

Articles of Association the existing authorization

given by the shareholders meeting of 21 MAY 2008 to

issue bonds and to create a corresponding contingent

capital shall be revoked, the Boa rd of Managing

Directors shall be authorized, with the consent of

the Supervisory Board, to issue bearer and/or

registered bonds of up to EUR 600,000,000 conferring

conversion and/or option rights for new shares of the

 Company, on or before 18 MAY 2015, Shareholders

shall be granted subscript ion rights except for the

issue of bonds conferring conversion and/or option

rights for shares of the company of up to 10% of its

share capital if such bonds are issued at a price not

 materially below their theoretical market value, for

 residual amounts, and for the granting of such

rights to other bondholders, and for the issue of

bonds against payment in kind, the Company's share

capital shall be increased accordingly by up to EUR

30,000,000 through the issue of up to 10,000,000 new

bearer no-par shares, insofar as conversion and/or

option rights are exercised (contingent capital 2010)

PROPOSAL #10.a: Election of Christian von Bassewitz          ISSUER            YES             FOR                  FOR

to the Supervisory Board

PROPOSAL #10.b: Election of Erwin Flieger to                       ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #10.c: Election of Manfred Behrens to                   ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #10.d: Election of Herbert Lohneiss to                 ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #10.e: Election of Joachim Neupel to                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #10.f: Election of Hans W. Reich to                       ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #10.g: Election of Stephan Schueller to                ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #10.h: Election of Wolf R. Thiel to                       ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #11.: Approval of the remuneration system            ISSUER            YES         AGAINST           AGAINST

for the Boar d of Managing Directors

PROPOSAL #12.: Amendments to the Articles of                       ISSUER            YES             FOR                  FOR

Association in accordance with the Law on the

Implementation of the Shareholder Rights Directive

(ARUG) a) Section 15, in respect of the shareholders

meeting being convened at least 36 days prior to the

meeting the day of the convocation not being included

 in the calculation of the 36 day period b) Section

16(2), in respect of proxy-voting instructions being

issued in written form unless stipulated otherwise by

 law

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  ISSUER:                  AARHUSKARLSHAMN AB, KARLSHAMN

  TICKER:                  N/A                 CUSIP:   W9609T107

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of Melker Schorling as the                ISSUER            YES             FOR                  FOR

Chairman of the AGM 2010

PROPOSAL #3: Approve the voting list                                     ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the nomination of persons to              ISSUER            YES             FOR                  FOR

verify the minutes of the meeting

PROPOSAL #6: Approve to determine whether the AGM has        ISSUER            YES             FOR                  FOR

 been properly convened

PROPOSAL #7: Approve the report by the managing                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8: Presentation the annual report, the                ISSUER             NO              N/A                  N/A

Auditor's report and the consolidated financial

statements and the group Auditor's report for the YE

2009

PROPOSAL #9.A: Adopt the income statement and the              ISSUER            YES             FOR                  FOR

balance sheet and the consolidated income statement

and the consolidated balance sheet, as per 31 DEC 2009

PROPOSAL #9.B: Declare a dividend of SEK 4.25 per              ISSUER            YES             FOR                  FOR

share be declared for the FY 2009, as record day for

the dividend, the Board of Directors proposes

Wednesday 26 MAY 2010, if the AMG resolves in

accordance with the proposal, the dividend is

expected to be distributed by Euroclear Sweden AB on

Monday 31 MAY 2010

PROPOSAL #9.C: Grant discharge from liability to the         ISSUER            YES             FOR                  FOR

Board of Directors and the managing Director

PROPOSAL #10: Approve the number of Directors shall          ISSUER            YES             FOR                  FOR

be ten without any deputy Directors

PROPOSAL #11: Approve the total fee payable to the            ISSUER            YES             FOR                  FOR

Board of Directors shall be SEK 2,750,000 (including

remuneration for committee work) to be distributed

among the Directors as follows: SEK 400,000 to the

Chairman, SEK 300,000 to the Deputy Chairman and SEK

200,000 to each of the other Directors elected at a

general meeting and not employed by the Company,

remuneration for committee work shall be payable as

follows: SEK 200,000 to the Chairman of the Audit

Committee and SEK 100,000 to each of the other

members of the Audit Committee, SEK 100,000 to the

Chairman of the Remuneration Committee and SEK 50,000

 to each of the other members of the Remuneration

Committee, the Auditor shall be remunerated in

accordance with agreement

PROPOSAL #12: Re-elect the Board Members Melker                 ISSUER            YES             FOR                  FOR

Schorling, Carl Bek-Nielsen, Martin Bek-Nielsen, John

 Goodwin, Mikael Ekdahl, Marit Beckeman, Ulrik

Svensson and Anders Davidsson, the Board Member Ebbe

Simonsen has declined re-election, and new election

of Board Members Arne Frank and Harald Sauthoff. Arne

 Frank, new CEO and President of AarhusKarlshamn AB,

will replace former CEO and President, Jerker

Hartwall, on the Board of Directors, and re-elect

Melker Schorling as Chairman of the Board and Carl

Bek-Nielsen as Deputy Chairman of the Board

PROPOSAL #13: PLEASE NOTE THAT THIS IS A SHAREHOLDER         ISSUER            YES         AGAINST               FOR

PROPOSAL: Approve the proposal regarding Nomination

Committee in respect of the AGM 2011, as specified

PROPOSAL #14: Approve the proposal regarding                       ISSUER            YES             FOR                  FOR

guidelines for remuneration of senior executives, as

specified

PROPOSAL #15: Closing of the AGM                                            ISSUER             NO              N/A                  N/A

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  ISSUER:                  ABACUS PROPERTY GROUP

  TICKER:                  N/A                 CUSIP:   Q0015N104

  MEETING DATE:      11/12/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the annual                     ISSUER            YES             FOR                  FOR

financial reports, Directors' reports and Auditor's

reports contained within the annual report of Abacus

Property Group for the YE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES         AGAINST           AGAINST

YE 30 JUN 2009

PROPOSAL #3.1: Re-elect Leonard Lloyd as a Director          ISSUER            YES         AGAINST           AGAINST

of Abacus Group Holdings Limited and Abacus Group

Projects Limited

PROPOSAL #3.2: Re-elect Malcolm Irving as a Director         ISSUER            YES             FOR                  FOR

of Abacus Group Holdings Limited and Abacus Group

Projects Limited

PROPOSAL #S.4: Ratify, the issue of 97,599,016                   ISSUER            YES             FOR                  FOR

stapled securities at AUD 0.25 per stapled security

on 20 JAN 2009, in an institutional placement

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  ISSUER:                  ABB GRAIN LTD

  TICKER:                  N/A                 CUSIP:   Q0010P104

  MEETING DATE:      9/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, subject to approval by the            ISSUER            YES             FOR                  FOR

Court of the Scheme of Arrangement between ABB Grain

and the ABB Grain shareholders as more as specified,

Article 5.5, 5.6 and 5.7 of the ABB Grain

Constitution be deleted, with effect from the

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  ISSUER:                  ABB GRAIN LTD

  TICKER:                  N/A                 CUSIP:   Q0010P104

  MEETING DATE:      9/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, pursuant to and in accordance         ISSUER            YES             FOR                  FOR

with Section 411 of the Corporations Act, the scheme

of arrangement proposed to be entered into between

ABB Grain and the ABB Grain shareholders, as

specified, is agreed to [with or without modification

 as approved by the Court]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ABENGOA SA, SEVILLA

  TICKER:                  N/A                 CUSIP:   E0002V179

  MEETING DATE:      7/27/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to change the exchangeable                ISSUER            YES             FOR                  FOR

bonds by shares of the Company and to increase the

share capital to attend the change of the bonds

PROPOSAL #2.: Approve the delegation of powers                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the minutes                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ABENGOA SA, SEVILLA

  TICKER:                  N/A                 CUSIP:   E0002V179

  MEETING DATE:      10/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend Article 18 of the Articles of              ISSUER            YES             FOR                  FOR

Association, on the issue of both convertible and non

 convertible bonds, and/or exchangeable and non

exchangeable bonds, as well as other tradable

securities

PROPOSAL #2.: Authorize the Board of Directors, with         ISSUER            YES             FOR                  FOR

express substitution powers and in conformity with

Article 319 of the Mercantile Register Regulations

and the general laws regarding bond issues, to issue,

 all at once or in stages, within a 5 year period,

any fixed income securities or any instruments of a

similar nature, including, without limitation, bonds,

 promissory notes and warrants, and fixed income

securities or any other type of securities, including

 warrants, that are convertible into shares of the

Company and/or exchangeable for shares of the Company

 or other Companies, either belonging to the Group or

 not, for a maximum amount of EUR 5,000 million; and

to set the terms to determine the bases and types of

the conversion, exchange or exercise, as well as the

power to increase the corporate capital for the

amount that may be necessary to execute the

conversion or exercise orders, and the powers to

exclude the preferential subscript ion rights for

shareholders, in conformity with the provisions in

Section 293.3 of the Spanish Limited Companies Act,

Ley de Sociedades Anonimas, and other applicable laws

PROPOSAL #3.: Authorize the Board, including with              ISSUER            YES             FOR                  FOR

substitution powers, to execute, rectify, complete,

execute and implement the resolutions adopted by the

general meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ABENGOA SA, SEVILLA

  TICKER:                  N/A                 CUSIP:   E0002V179

  MEETING DATE:      4/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts for the                ISSUER            YES             FOR                  FOR

Company and the consolidated group

PROPOSAL #2: Approve the proposal for the application        ISSUER            YES             FOR                  FOR

 of the result

PROPOSAL #3: Appointment of the Board Members                      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appointment of the Auditor and their              ISSUER            YES             FOR                  FOR

consolidated Group

PROPOSAL #5: Approve the special report about the              ISSUER            YES             FOR                  FOR

retribution for the Board Members

PROPOSAL #6: Authorize the Board to increase the                ISSUER            YES             FOR                  FOR

social capital within the limits set by law without

consulting to the general meeting excluding preferent

 tender offer

PROPOSAL #7: Authorize the Board to issue new bonds          ISSUER            YES             FOR                  FOR

and another values fix or not, convertible or not

directly or by Group Companies

PROPOSAL #8: Authorize the Board to purchase own                ISSUER            YES         AGAINST           AGAINST

shares directly or by Group Companies

PROPOSAL #9: Approve the delegation of powers                      ISSUER            YES             FOR                  FOR

PROPOSAL #10: Approve the minute                                            ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ABERDEEN ASSET MANAGEMENT PLC, ABERDEEN

  TICKER:                  N/A                 CUSIP:   G00434111

  MEETING DATE:      1/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' report and                 ISSUER            YES             FOR                  FOR

accounts for the YE 30 SEP 2009 together with the

Auditors' report thereon

PROPOSAL #2.: Declare a final dividend of 3.2p per            ISSUER            YES             FOR                  FOR

ordinary share of 10p each in the capital of the

Company [ordinary share]

PROPOSAL #3.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES             FOR                  FOR

Auditors and authorize the Directors to agree their

remuneration

PROPOSAL #4.: Re-elect Sir Malcolm Rifkind as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-elect Mr. D. H. Waters as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Re-elect Mr. C. G. H. Weaver as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #7.: Re-elect Mr. S. R. V. Troughton as a            ISSUER            YES             FOR                  FOR

Director, who was appointed during the year

PROPOSAL #8.: Re-elect Mr. G. W. Fusenig as a                     ISSUER            YES             FOR                  FOR

Director, who was appointed after the YE

PROPOSAL #9.: Re-elect Mr. K. Miyanaga as a Director,        ISSUER            YES             FOR                  FOR

 who was appointed after the YE

PROPOSAL #10.: Approve the remuneration report                    ISSUER            YES             FOR                  FOR

PROPOSAL #11.: Authorize the Directors, pursuant to          ISSUER            YES             FOR                  FOR

Section 551 of the Companies Act 2006 [the 2006 Act],

 generally and unconditionally to allot relevant

securities: [11.1] otherwise than pursuant to

Paragraph [11.2] below, up to an aggregate nominal

amount of GBP 45,167,817 [such amount to be reduced

by the aggregate nominal amount of any equity

securities allotted under Paragraph [11.2] below in

excess of GBP 33,714,718]; [11.2] comprising equity

securities [as specified by Section 560 of the 2006

Act] up to an aggregate nominal amount of GBP

33,714,718 [such amount to be reduced by the nominal

amount of any relevant securities allotted under

Paragraph [11.1] above] in connection with an offer

by way of a rights issue [as specified in Article

12.2.4[a]] made by means of the issue of a

renounceable letter [or other negotiable document]

which may be traded [as nil paid rights] for a period

 before payment for the securities is due: [11.2.1]

to holders of ordinary shares in the capital of the

Company in proportion [as nearly as may be

practicable] to their respective holdings; and

further [11.2.2] to holders of other equity

securities in the capital of the Company as required

by the rights of those securities or as the Directors

 otherwise consider necessary, but subject to such

exclusions or other arrangements as the Directors may

 deem necessary or expedient in relation to treasury

shares, fractional entitlements, record dates, legal

or practical problems under the laws of any territory

 or the requirements of any regulatory body or Stock

Exchange; and [Authority expires at the conclusion of

 the next AGM of the Company]; and the Directors may

allot relevant securities after the expiry of this

authority in pursuance of such an offer or agreement

made prior to such expiry; in substitution for all

unexercised existing authorities under Section 80 of

the 1985 Act authorities but without prejudice to any

 allotment of shares or grant of rights already made,

 offered or agreed to be made pursuant to such

PROPOSAL #S.12: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the passing of Resolution 11 and pursuant to Section

570 of the 2006 Act, to allot equity securities

[within the meaning of Section 560 of the 2006 Act]

for cash pursuant to the authorities granted by

Resolution 11 as if Section 561[1] of the 2006 Act

did not apply to any such allotment, provided that

this power shall be limited to: [12.1] the allotment

of equity securities in connection with an offer of

equity securities [but, in the case of an allotment

pursuant to the authority granted by Paragraph [11.2]

 above, such power shall be limited to the allotment

of equity securities in connection with a rights

issue [as specified in Article 12.2.4[a]]: [12.1.1]

to the holders of ordinary shares in the capital of

the Company in proportion [as nearly as may be

practicable] to their respective holdings; and

[12.1.2] to holders of other equity securities in the

 capital of the Company, as required by the rights of

 those securities or as the Directors otherwise

consider necessary, but subject to such exclusions or

 other arrangements as the Directors may deem

necessary or expedient in relation to treasury

shares, fractional entitlements, record dates, legal

or practical problems under the laws of any territory

 or the requirements of any regulatory body or Stock

Exchange; and [12.2] in the case of an allotment

pursuant to the authority granted by Paragraph [11.1]

 of Resolution 11, to the allotment of equity

securities [otherwise than pursuant to Paragraph

[12.1] of this resolution] up to an aggregate nominal

 amount of GBP 5,057,208; and [Authority expires at

the conclusion of the next AGM of the Company]; and

the Directors may allot equity securities after the

expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry; in

substitution for all unexercised existing powers

under Section 89[1] of the 1985 Act but without

prejudice to any allotment of equity securities

already made or agreed to be made pursuant to such

PROPOSAL #S.13: Approve that, as permitted by Section        ISSUER            YES             FOR                  FOR

 307A of the 2006 Act any general meeting of the

Company [other than an AGM of the Company] shall be

called by notice of not less than 14 clear days in

accordance with the provisions of the Articles of

Association of the Company provided that the

authority of this Resolution shall expire a the

conclusion of the next AGM of the Company to be held

PROPOSAL #S.14: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the 2006 Act, are to be treated as

provisions of the Company's Articles of Association;

and the Articles of Association produced to the

meeting as specified be adopted as the Articles of

Association of the Company in substitution for, and

to the exclusion of, the existing Articles of

PROPOSAL #S.15: Authorize the Company, pursuant to            ISSUER            YES             FOR                  FOR

Section 701 of the 2006 Act, generally and

unconditionally to make market purchases [within the

meaning of Section 693[4] of the 2006 Act] of

ordinary shares provided that: [1] the maximum number

 of ordinary shares hereby authorized to be purchased

 is 101,144,154 representing 10% of the issued

ordinary share capital of the Company; [2] the

minimum price which may be paid for ordinary shares

is 10 pence per ordinary share; [3] the maximum price

 [exclusive of expenses] which may be paid for an

ordinary share shall be the higher of not more than

[i] 5% above the average of the middle market

quotations for an ordinary share on the London Stock

Exchange Daily Official List for the 5 business days

immediately preceding the date on which any such

purchase is made and [ii] the higher of the last

independent trade and the highest current bid on the

London Stock Exchange; [Authority expires the earlier

 of the conclusion of the next AGM of the Company to

be held in 2011]; the Company, before the expiry, may

 make a contract to purchase ordinary shares which

will or may be executed wholly or partly after such

PROPOSAL #S.16: Authorize the Company, in accordance         ISSUER            YES             FOR                  FOR

with Sections 366 to 367 of the 2006 Act the Company

and all Companies that are subsidiaries of the

Company at any time during the period commencing on

the date of this resolution: [1] to make political

donations to political parties, and/or independent

election candidates; [2] to make political donations

to political organizations other than political

parties; and [3] to incur political expenditure; up

to an aggregate amount of GBP 100,000 and the amount

authorized under each of Paragraphs [1] to [3] shall

also be limited to such amount, words and expressions

 defined for the purposes of the 2006 Act shall have

the same meaning in this resolution; [Authority

expires earlier at the conclusion of the next AGM of

the Company in 2011]; all existing authorizations and

 approvals relating to political donations or

expenditure under Sections 366 to 367 of the 2006 Act

 are hereby revoked without prejudice to any donation

 made or expenditure incurred prior to the date

hereof pursuant to such authorization approval; It is

 the Company's Policy not to make any donations to

political parties nor incur political expenditure and

 the Board does not intend to change that Policy

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ABG SUNDAL COLLIER ASA

  TICKER:                  N/A                 CUSIP:   R00006107

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting by the  Chairman         ISSUER            YES             FOR                  FOR

of the Board and  registration of attending

shareholders

PROPOSAL #2: Election of Chairman of the  meeting and        ISSUER            YES             FOR                  FOR

 at least one person to  co-sign the

PROPOSAL #3: Approve of the notice of  meeting and            ISSUER            YES             FOR                  FOR

agenda

PROPOSAL #4: Approve of the annual financial                      ISSUER            YES             FOR                  FOR

statement, and Board of Directors report for 2009

PROPOSAL #5: Approve a payment of NOK 0.75 per share         ISSUER            YES             FOR                  FOR

 as a repayment of the share premium fund to

shareholders as per 29 APR 2010

PROPOSAL #6: Approve the Auditor's  remuneration                ISSUER            YES             FOR                  FOR

PROPOSAL #7: Approve the remuneration for the Members        ISSUER            YES         AGAINST           AGAINST

 of  the Board of Directors and the Nomination

PROPOSAL #8: Approve the declaration of principles            ISSUER            YES         AGAINST           AGAINST

for  the Company's remuneration policy towards top

Management

PROPOSAL #9: Election of Members to the  Nomination          ISSUER            YES             FOR                  FOR

Committee

PROPOSAL #10: Election of Board Member's                              ISSUER            YES             FOR                  FOR

PROPOSAL #11: Approve the reduction of the Company's         ISSUER            YES             FOR                  FOR

share premium fund

PROPOSAL #12: Approve the power of attorney to                   ISSUER            YES             FOR                  FOR

purchase own shares

PROPOSAL #13: Approve the power of attorney to issue         ISSUER            YES             FOR                  FOR

new shares

PROPOSAL #14: Amend the Company's Articles of                     ISSUER            YES             FOR                  FOR

Association as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ABILITY ENTERPRISE CO LTD

  TICKER:                  N/A                 CUSIP:   Y0008P109

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The business operations for the year          ISSUER             NO              N/A                  N/A

2009

PROPOSAL #A.2: The audited reports for the year 2009         ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The endorsement, guarantee and                     ISSUER             NO              N/A                  N/A

monetary loans

PROPOSAL #A.4: The indirect investment in people's            ISSUER             NO              N/A                  N/A

republic of China

PROPOSAL #A.5: The status of local unsecured                       ISSUER             NO              N/A                  N/A

convertible bonds

PROPOSAL #B.1: Approve the business reports and                 ISSUER            YES             FOR                  FOR

financial statements for the year 2009

PROPOSAL #B.2: Approve the profit distribution; cash         ISSUER            YES             FOR                  FOR

dividend TWD 6 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the revision of the procedure         ISSUER            YES             FOR                  FOR

of monetary loans

PROPOSAL #B.5: Approve the revision to the procedure         ISSUER            YES             FOR                  FOR

of endorsement and guarantee

PROPOSAL #B.6: Election of Directors and Supervisors         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #B.7: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.8: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ABOITIZ POWER CORP, CEBU CITY

  TICKER:                  N/A                 CUSIP:   Y0005M109

  MEETING DATE:      5/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Call to order                                                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the proof of notice of meeting           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve to determination of quorum                  ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the minutes of the previous                ISSUER            YES             FOR                  FOR

stockholders meeting held last 18 MAY 2009

PROPOSAL #5: Approve the presentation of the                       ISSUER            YES             FOR                  FOR

Presidents report

PROPOSAL #6: Approve the 2009 annual report and                 ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #7: Approve the delegation of the authority         ISSUER            YES             FOR                  FOR

to elect the Company's External Auditors for 2010 to

the Board of Directors

PROPOSAL #8: Ratify the acts, resolutions and                     ISSUER            YES             FOR                  FOR

proceedings of the Board of Directors, Corporate

Officers and Management from 18 MAY 2009 up to 17 MAY

 2010

PROPOSAL #9: Approve of the Directors compensation            ISSUER            YES             FOR                  FOR

and per diem for 2010

PROPOSAL #10.1: Election of Jon Ramon Aboitiz as a            ISSUER            YES             FOR                  FOR

Member of the Board of Directors

PROPOSAL #10.2: Election of Erramon I. Aboitiz as a          ISSUER            YES             FOR                  FOR

Member of the Board of Directors

PROPOSAL #10.3: Election of Antonio R. Moraza as a            ISSUER            YES             FOR                  FOR

Member of the Board of Directors

PROPOSAL #10.4: Election of Mikel A. Aboitiz as a              ISSUER            YES             FOR                  FOR

Member of the Board of Directors

PROPOSAL #10.5: Election of Enrique M. Aboitiz Jr. as        ISSUER            YES             FOR                  FOR

 a Member of the Board of Directors

PROPOSAL #10.6: Election of Jaime Jose Y. Aboitiz as         ISSUER            YES             FOR                  FOR

a Member of the Board of Directors

PROPOSAL #10.7: Election of Jose R. Facundo                        ISSUER            YES             FOR                  FOR

Independent Director  as a Member of the Board

PROPOSAL #10.8: Election of Romeo L. Bernardo                    ISSUER            YES             FOR                  FOR

Independent Director  as a Member of the Board

PROPOSAL #10.9: Election of Jakob Disch  Independent         ISSUER            YES             FOR                  FOR

Director  as a Member of the Board of

PROPOSAL #11: Other business                                                   ISSUER             NO              N/A                  N/A

PROPOSAL #12: Adjournment                                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ABSOLUTE SOFTWARE CORP

  TICKER:                  N/A                 CUSIP:   00386B109

  MEETING DATE:      12/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Elect John Livingston as a Director            ISSUER            YES             FOR                  FOR

for the ensuing year

PROPOSAL #1.2: Elect Ian Giffen as a Director for the        ISSUER            YES             FOR                  FOR

 ensuing year

PROPOSAL #1.3: Elect Terry Libin as a Director for            ISSUER            YES             FOR                  FOR

the ensuing year

PROPOSAL #1.4: Elect Ian Reid as a Director for the          ISSUER            YES             FOR                  FOR

ensuing year

PROPOSAL #1.5: Elect Philip Gardner as a Director for        ISSUER            YES             FOR                  FOR

 the ensuing year

PROPOSAL #2.: Appoint Deloitte & Touche LLP as the            ISSUER            YES             FOR                  FOR

Auditor for the ensuing year and authorize the

Directors to fix their remuneration

PROPOSAL #3.: Approve to fix the number of persons to        ISSUER            YES             FOR                  FOR

 be elected to our Board Directors at 5

PROPOSAL #4.: Ratify the amendment to and                            ISSUER            YES             FOR                  FOR

continuation of the Company's Rolling Share Option

PROPOSAL #5.: Transact any other business as may                ISSUER            YES         AGAINST           AGAINST

properly come before the meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ACBEL POLYTECH INC

  TICKER:                  N/A                 CUSIP:   Y0002J109

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Report the 2009 business operation and        ISSUER             NO              N/A                  N/A

 the 2010 business plans

PROPOSAL #1.2: Report the 2009 audited reports                    ISSUER             NO              N/A                  N/A

PROPOSAL #2.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #2.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.65 per share

PROPOSAL #2.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of incorporation

PROPOSAL #2.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #2.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #2.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of asset acquisition or disposal

PROPOSAL #2.7: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #2.8: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ACCELL GROUP NV, HEERENVEEN

  TICKER:                  N/A                 CUSIP:   N00432166

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and announcements                                  ISSUER             NO              N/A                  N/A

PROPOSAL #2: Presentation and discussion of the 2009         ISSUER             NO              N/A                  N/A

Annual Report

PROPOSAL #3: Adopt the 2009 Annual Accounts                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.a: Accounting for the reserve policy                ISSUER             NO              N/A                  N/A

PROPOSAL #4.b: Approve to pay a dividend for the                ISSUER            YES             FOR                  FOR

financial year 2009 of EUR 1.58 per ordinary

outstanding share with a nominal value of EUR 0.02

or, at the shareholder'S discretion, a dividend in

shares from the share premium reserve; the number of

dividend rights that will give the right to one new

share will be determined on 17 MAY 2010 on the basis

of the average stock price during the period from 29

APR 2010 up to and including 14 MAY 2010 and in such

way that the value of the dividend in shares will

represent an added value of approximately 2-4% in

respect of the value of the corresponding cash

PROPOSAL #5: Grant Discharge to the Members of the            ISSUER            YES             FOR                  FOR

Board of Directors for Management duties performed

during the 2009 FY

PROPOSAL #6: Adopt the Remuneration Policy and Share         ISSUER            YES         AGAINST           AGAINST

Plan for the Board of Directors

PROPOSAL #7: Grant Discharge to the Members of the            ISSUER            YES             FOR                  FOR

Supervisory Board for supervisory duties performed

during the 2009 FY

PROPOSAL #8.a: Opportunity for the General Meeting of        ISSUER             NO              N/A                  N/A

 Shareholders to recommend two persons for

appointment as member of the Supervisory Board;

Messrs. Prof. Dr. S.W. Douma and Drs. J. van de Belt

will resign as chairman respectively member of the

Supervisory Board in accordance with the current

PROPOSAL #8.b: Notification by the Supervisory Board         ISSUER             NO              N/A                  N/A

of the persons nominated for (re)appointment: Messrs.

 Drs. J. van den Belt and Drs. A.J. Pasman are

nominated for(re)appointment. Summary Curriculum

Vitaes of Mr Van den Belt and Mr Pasman have been

attached as Annex 02 and Annex 03 respectively. When

appointed, Mr Pasman will act as the chair of the

Supervisory Board

PROPOSAL #8.c: Approve the re-appointment such                   ISSUER            YES             FOR                  FOR

persons as nominated by the Supervisory Board

PROPOSAL #8.d: Opportunity for the General Meeting of        ISSUER             NO              N/A                  N/A

 Shareholders to recommend a person for appointment

to the Supervisory Board; In accordance with the

retirement schedule Mr Ir. J.J. Wezenaar will resign

as a member of the Supervisory Board at the end of

the General Meeting of the spring of 2011. Mr

Wezenaar is not eligible for reappointment

considering the expiry of the maximum term of office

PROPOSAL #9: Approve the remuneration of the Chair            ISSUER            YES             FOR                  FOR

and the Members of the Supervisory Board is proposed

to be adjusted on 01 MAY on an annual basis as from

2010 on the basis of the change of the annual price

index according to the consumer price index (CPI)

series all households (2006=100), published by

Statistics Netherlands (CBS)

PROPOSAL #10: Appointment Deloitte Accountants B.V.          ISSUER            YES             FOR                  FOR

as the Auditor for the 2010 FY

PROPOSAL #11: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

acquire shares in its own capital by the Company;

proposed to be granted on the following conditions:

this authorization will be valid for 18 months; the

acquisition of shares in its own capital by the

Company requires the prior approval of the

Supervisory Board; the number of shares to be

acquired will be at most 10% of the issued share

capital; and the acquisition price will be at most

110% of the average share price over the prior five

trading days; authorize the Board of Directors to

acquire shares in the Company's own capital is made

in order to empower the Board of Directors to

repurchase shares for purposes of reduction of share

capital; currently the Board of Directors has no

specific plans to repurchase shares

PROPOSAL #12.a: Approve the extension until 01 MAY            ISSUER            YES         AGAINST           AGAINST

2012 of the period during which the Board of

Directors is authorized to issue cumulative

preference B shares after the prior approval of the

PROPOSAL #12.b: Approve the extension until 01 MAY            ISSUER            YES         AGAINST           AGAINST

2012 of the period during which the Board of

Directors is authorized to issue ordinary shares up

to a maximum of 10% of the outstanding share capital

after the prior approval of the Supervisory Board

PROPOSAL #12.c: Approve the extension until 01 MAY            ISSUER            YES         AGAINST           AGAINST

2012 of the period during which the Board of

Directors is authorized to limit or exclude pre-

emptive rights after the prior approval of the

Supervisory Board in respect of an issue of shares

PROPOSAL #13: Other Business                                                   ISSUER             NO              N/A                  N/A

PROPOSAL #14: Closure of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ACCORDIA GOLF CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J00075101

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ACCTON TECHNOLOGY CORP

  TICKER:                  N/A                 CUSIP:   Y0002S109

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #1.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #1.4: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #1.5: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #2.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial  statements

PROPOSAL #2.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

proposed cash div: TWD 1.1/shs

PROPOSAL #2.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of  Incorporation

PROPOSAL #2.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

loan to other  parties

PROPOSAL #2.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsements  and guarantees

PROPOSAL #2.6: Approve the merger with Mototech Inc.         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Other issues and extraordinary motions         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ACEA SPA, ROMA

  TICKER:                  N/A                 CUSIP:   T0040K106

  MEETING DATE:      9/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appoint 3 Directors                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ACEA SPA, ROMA

  TICKER:                  N/A                 CUSIP:   T0040K106

  MEETING DATE:      3/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend the Article 15 of the Company, any        ISSUER             NO              N/A                  N/A

 adjournment thereoff

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ACEA SPA, ROMA

  TICKER:                  N/A                 CUSIP:   T0040K106

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements as at          ISSUER             NO              N/A                  N/A

31 DEC 2009; acknowledge ACEA Group's consolidated

financial statements at 31 DEC 2009, the Board of

Directors' report, the Board of Auditors' report and

the Audit Firm's report; and any adjournments thereof

PROPOSAL #2.1: Election of Messrs. Giancarlo                       ISSUER             NO              N/A                  N/A

Cremonesi, Paolo Giorgio Bassi, Marco Staderini,

Luigi Pelaggi, Andrea Peruzy to the Board of

Directors, the list presented by Comune di Roma

owning 51% of Company stock capital

PROPOSAL #2.2: Election of Messrs. Francesco                       ISSUER             NO              N/A                  N/A

Caltagirone, Paolo di Benedetto, Marco Maria

Bianconi, Mario Delfini to the Board of Directors,

the list presented by Fincal S.P.A. owning 3.897% of

Company stock capital

PROPOSAL #2.3: Election of Messrs. Jean-Louis                     ISSUER             NO              N/A                  N/A

Chaussade, Aldo Chiarini, Giovanni Giani, Jean-

Francois Carriere, Mauro Alfieri, Agostino

Scornajenchi, Luca Manna, Luca Valerio Camerano,

Olivier Jaquier to the Board of Directors, the list

presented by Ondeo Italia owning 4.990% of Company

stock capital

PROPOSAL #3.1: Election of Messrs. Alberto Romano,            ISSUER             NO              N/A                  N/A

Corrado Gatti, Leonardo Quagliata as Internal

Auditors, the list presented by Comune di Roma owning

 51% of Company stock capital

PROPOSAL #3.2: Election of Messrs. Enrico Laghi,                ISSUER             NO              N/A                  N/A

Carlo Schiavone as Internal Auditors, the list

presented by Fincal S.p.A. owning 3.897% of Company

PROPOSAL #3.3: Election of Messrs. Gianluca Marini,          ISSUER             NO              N/A                  N/A

Franco Biancani, Davide Carelli, Roberto Ammendola,

Stefano Bassi as Internal Auditors, the list

presented by Ondeo Italia owning 4.990% of Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ACERGY S A

  TICKER:                  N/A                 CUSIP:   L00306107

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To consider (i) the report of Deloitte         ISSUER             NO              N/A                  N/A

S.A., Luxembourg, Authorised Statutory Auditor

(Reviseurs d'entreprises agrees) on the

unconsolidated financial statements of the Company,

and the report of Deloitte LLP, Independent

Registered Public Accounting Firm, on the

consolidated financial statements of the Company,

(ii) the reports by the Board of Directors of the

Company in respect of the unconsolidated and

consolidated financial statements of the Company, for

 the fiscal year ended November 30, 2009, as enclosed

PROPOSAL #2.: To approve the unconsolidated balance          ISSUER             NO              N/A                  N/A

sheet and statement of profit and loss of the Company

 for the FYE 30 NOV 2009, as enclosed with this Notice

PROPOSAL #3.: To approve the consolidated balance              ISSUER             NO              N/A                  N/A

sheet and statements of operations of the Company for

 the FYE 30 NOV 2009, as enclosed with this Notice

PROPOSAL #4.: To discharge the Board of Directors of         ISSUER             NO              N/A                  N/A

the Company in respect of the proper performance of

their duties for the FYE 30 NOV 2009

PROPOSAL #5.: To authorize the Company, or any                   ISSUER             NO              N/A                  N/A

wholly-owned subsidiary or sub-subsidiary, to

purchase Common Shares of the Company up to a maximum

 of 10% of the issued Common Shares net of the Common

 Shares previously repurchased and still held, at a

price reflecting such open market price and on such

other terms as shall be determined by the Board of

Directors of the Company, provided (a) the maximum

price to be paid for such Common Shares shall not

exceed the average closing price for such Common

Shares on the Oslo Stock Exchange (or the average

closing price for American Depositary Shares (ADSs)

on the NASDAQ Global Select Market, if applicable)

for the five most recent trading days prior to such

purchase and b) the minimum price to be paid for such

 Common Shares shall not be less than the par value

(i.e. U.S.D 2.00 per share) thereof and further

provided such purchases are in conformity with

Article 49-2 of the Luxembourg Company Law, such

authorisation being granted for purchases completed

PROPOSAL #6.: To re-elect Sir Peter Mason as an                 ISSUER             NO              N/A                  N/A

independent Director of the Company to hold office

until the next Annual General Meeting of Shareholders

 or until his successor has been duly elected

PROPOSAL #7.: To re-elect Mr. Tom Ehret as an                     ISSUER             NO              N/A                  N/A

Independent Director of the Company to hold office

until the next AGM of Shareholders or until his

successor has been duly elected

PROPOSAL #8.: To re-elect Mr. Jean Cahuzac as a                 ISSUER             NO              N/A                  N/A

Director of the Company to hold office until the next

 AGM of Shareholders or until his successor has been

duly elected

PROPOSAL #9.: To re-elect Dr. Thorleif Enger as an            ISSUER             NO              N/A                  N/A

Independent Director of the Company to hold office

until the next AGM of Shareholders or until his

successor has been duly elected

PROPOSAL #10.: To re-elect Mr. Dod A. Fraser as an            ISSUER             NO              N/A                  N/A

Independent Director of the Company to hold office

until the next AGM of Shareholders or until his

successor has been duly elected

PROPOSAL #11.: To re-elect Mr. J. Frithjof Skouvero          ISSUER             NO              N/A                  N/A

as an Independent Director of the Company to hold

office until the next AGM of Shareholders or until

his successor has been duly elected

PROPOSAL #12.: To re-elect Mr. Trond Westlie as an            ISSUER             NO              N/A                  N/A

Independent Director of the Company to hold office

until the next AGM of Shareholders or until his

successor has been duly elected

PROPOSAL #13.: To elect Mr. Ron Henderson as a new            ISSUER             NO              N/A                  N/A

Independent Director of the Company to hold office

until the next AGM of Shareholders or until his

successor has been duly elected

PROPOSAL #14.: To elect Deloitte S.A., Luxembourg as         ISSUER             NO              N/A                  N/A

Authorised Statutory Auditor (Reviseurs d'ntreprises

agrees) to audit the unconsolidated financial

statements of the Company, and Deloitte LLP as

Independent Registered Public Accounting Firm to

audit the consolidated financial statements of the

Company, for a term to expire at the next AGM of

PROPOSAL #15.: To approve the determination of                   ISSUER             NO              N/A                  N/A

dividends of the Company for the FYE 30 NOV 2009,

namely approval of the recommendation of the Board of

 Directors of the Company of payment of a final

dividend of U.S.D 0.23 per Common Share, payable on

18 JUN 2010 to Shareholders (and 23 JUN 2010 for

holders of ADSs) of record as of 03 JUN 2010. (Note:

The first trading date ex-dividend will be 01 JUN

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ACERGY SA, LUXEMBOURG

  TICKER:                  N/A                 CUSIP:   L00306107

  MEETING DATE:      8/4/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #9.: Approve, in conformity with the                     ISSUER             NO              N/A                  N/A

provisions of the Luxembourg Company Law and Article

5 of the Company's Articles of Incorporation to: i)

extend the validity of the Company's authorised share

 capital of USD 460,000,000 represented by

230,000,000 Common Shares par value USD 2.00 per

share of which 194,953,972 Common Shares par value

USD 2.00 per share have been issued, and ii) the

report of the Board of Directors of the Company

recommending and to authorize the Board to implement

the suppression of shareholders' pre-emptive rights

in respect of the issuance of shares for cash with

respect of all authorized but un-issued common

shares, in particular: a) to issue common shares for

cash whether in a private transaction or in a public

offering at such price as determined by the Board of

Directors of the Company [including below market

value if deemed by the Board of Directors to be in

the best interest of the Company] in order to enlarge

 or diversify the shareholder base through the entry

of new investors, and b) to issue, or offer to issue,

 common shares in connection with participation,

financing, joint venture or other strategic

proposals, strategies or projects and/or to secure

financing if the Board of Directors of the Company

determines same to be in the best interest of the

Company [including below Market value if deemed by

the Board of Directors to be in the best interest of

the Company], provided that no common shares shall be

 so issued pursuant to subsections (a) or (b) hereof

at a price of less than 75% of the market value

determined by the average Closing price for such

common shares on the Oslo Stock Exchange [or the

average closing price for American Depositary Shares

[ADSs] on the Nasdaq Stock Market, Inc., if

applicable] for the ten most recent trading days

prior to such transaction and further provided that

common shares shall be issued otherwise on the terms

and Conditions set forth in such report, including

where the issue price is less than the par value of a

 common shares [USD 2.00], to authorize the Board of

Directors to proceed with any such transaction and to

 transfer from the paid-in surplus [free reserves]

account of the Company to the par value account of

the Company any such deficiency between the par value

 and the issue price of any such shares, each of the

foregoing actions to be effective for a further 5

year period from the date of publication of the

minutes of the AGM in the Luxembourg official gazette

PROPOSAL #10.: Authorize the Board of Directors of            ISSUER             NO              N/A                  N/A

the Company to cancel shares which have been bought

back or which may be bought back from time to time by

 the Company or any indirect subsidiary thereof as

the Board of Directors sees fit and to make all

consequential changes to the Articles of

Incorporation to reflect the cancellation in the

number of issued common shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ACERGY SA, LUXEMBOURG

  TICKER:                  N/A                 CUSIP:   L00306107

  MEETING DATE:      12/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To approve the adoption of revised                ISSUER            YES             FOR                  FOR

Articles of Association

PROPOSAL #2.: To appoint Mr. Dod Fraser as a Director        ISSUER            YES             FOR                  FOR

 of the Company to hold office until the next AGM or

until his successor is appointed

PROPOSAL #3.: To approve the adoption of the Acergy          ISSUER            YES             FOR                  FOR

S.A. 2009 Long-Term Incentive Plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ACERGY SA, LUXEMBOURG

  TICKER:                  N/A                 CUSIP:   L00306107

  MEETING DATE:      2/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the amended Articles of                        ISSUER             NO              N/A                  N/A

Incorporation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ACHILLES CORPORATION

  TICKER:                  N/A                 CUSIP:   J00084103

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ACINO HOLDING AG, BASEL

  TICKER:                  N/A                 CUSIP:   H0026L105

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the business repor 2009;                   ISSUER            YES             FOR                  FOR

reports by the Auditing Agency

PROPOSAL #2.: Approve the distribution of a dividend         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Grant discharge to the Supervisory                ISSUER            YES             FOR                  FOR

Board and the Corporate Management

PROPOSAL #4.: Election of the Auditing Agency                      ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve the elections to the                          ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #6.: Approve the authorized share capital             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7.: Amend the Articles of Association                 ISSUER            YES             FOR                  FOR

according to the new Bucheffekten Act [BEG]

PROPOSAL #8.: Miscellaneous                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ACKERMANS & VAN HAAREN NV, WILRIJK

  TICKER:                  N/A                 CUSIP:   B01165156

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Annual report of the Board of Directors         ISSUER             NO              N/A                  N/A

for the YE 31 DEC 2009

PROPOSAL #2: Auditor's report for the YE 31 DEC 2009         ISSUER             NO              N/A                  N/A

PROPOSAL #3: Approve the statutory and consolidated          ISSUER             NO              N/A                  N/A

annual accounts for the YE 31 DEC 2009, including the

 approval of the proposed payment of a gross dividend

 of EUR 1.44 per share

PROPOSAL #4: Grant discharge to the Directors for the        ISSUER             NO              N/A                  N/A

 exercise of their mandate for the YE 31 DEC 2009

PROPOSAL #5: Grant discharge to the Auditor for the          ISSUER             NO              N/A                  N/A

exercise of his mandate for the YE 31 DEC 2009

PROPOSAL #6.1: Approve the renewal of the mandate of         ISSUER             NO              N/A                  N/A

Mr. Teun Jurgens for a period of 4 years

PROPOSAL #6.2: Approve the renewal of the mandate of         ISSUER             NO              N/A                  N/A

Mr. Thierry Van Baren for a period of 4 years and

this as Independent Director considering the fact

that he complies with the independence requirements

set forth in the Article 526ter of the Company code

and the corporate governance charter of the Company

PROPOSAL #7: Approve the renewal of the mandate of            ISSUER             NO              N/A                  N/A

Ernst & Young Bedrijfsrevisoren BCVBA, having its

registered offices at 1200 Brussels, Marcel Thirylaan

 204, represented by Mrs. Christel Weymeersch and Mr.

 Marnix Van Dooren, partners, as the Auditor of the

Company for a period of 3 years and the annual

remuneration of EUR 35,000 (vat excluded)

PROPOSAL #8: Questions at the end of the meeting                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  A-DATA TECHNOLOGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y00138100

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: To report the 2009 business operations        ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: To report the 2009 audited reports               ISSUER             NO              N/A                  N/A

PROPOSAL #1.3: To report the status of endorsement            ISSUER             NO              N/A                  N/A

and guarantee

PROPOSAL #1.4: To report the status of employee stock        ISSUER             NO              N/A                  N/A

 options plan

PROPOSAL #1.5: To report the status of joint-venture         ISSUER             NO              N/A                  N/A

in Mainland China

PROPOSAL #1.6: To report the status of buyback                   ISSUER             NO              N/A                  N/A

treasury stock

PROPOSAL #1.7: To report the proposal of raising                ISSUER             NO              N/A                  N/A

corporate bond

PROPOSAL #2.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

the financial statements

PROPOSAL #2.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 3.0 per share

PROPOSAL #2.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #2.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

acquisition or disposal of asset

PROPOSAL #2.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

loan to other parties, endorsements and guarantees

PROPOSAL #3: Other issues and extraordinary motions           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ADEKA CORPORATION

  TICKER:                  N/A                 CUSIP:   J0011Q109

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

PROPOSAL #5.: Approve Continuance of the Policy                 ISSUER            YES         AGAINST           AGAINST

Regarding Large-scale Purchases of the Company's

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ADERANS HOLDINGS COMPANY LIMITED

  TICKER:                  N/A                 CUSIP:   J00126102

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Merger By Absorbing a Wholly-             ISSUER            YES             FOR                  FOR

Owned Subsidiary, Fontine, Co. Ltd.

PROPOSAL #2: Amend Articles to: Change Official                 ISSUER            YES             FOR                  FOR

Company Name to Unihair Company Limited, Appoint a CFO

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Amend the Compensation to be Received by        ISSUER            YES             FOR                  FOR

 Corporate Officers

PROPOSAL #6: Approve Details of Compensation as Stock        ISSUER            YES             FOR                  FOR

 Options for Directors

PROPOSAL #7: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Options

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ADLABS FILMS LTD

  TICKER:                  N/A                 CUSIP:   Y00142110

  MEETING DATE:      9/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited balance sheet as at          ISSUER            YES             FOR                  FOR

31 MAR 2009, the profit and loss account for the FYE

on that date, and the reports of the Board of

Directors and the Auditors thereon

PROPOSAL #2.: Re-appoint Shri Amit Khanna as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #3.: Appoint Messrs Chaturvedi & Shah,                 ISSUER            YES             FOR                  FOR

Chartered Accountants, and Messrs B.S.R. & Co.,

Chartered Accountants as the Statutory Auditors of

the Company, to hold office from the conclusion of

this AGM until the conclusion of the next AGM of the

Company, on such at a remuneration as may be fixed by

 the Board of Directors

PROPOSAL #4.: Approve, pursuant to the provisions of         ISSUER            YES             FOR                  FOR

Sections 16, 94 and all other applicable provisions,

if any, of the Companies Act, 1956 [including any

statutory modifications or re-enactment thereof for

the time being in force], the existing authorized

share capital of the Company to be increased of INR

46,02,90,000 divided into 9,20,58,000 equity shares

of INR 5 each to INR 50,00,00,000 comprising

10,00,00,000 equity shares of INR 5 each; authorize

the Board to decide on the extent of variation in

such rights and to classify and re-classify from time

 to time such shares into any class of shares; amend

the Memorandum of Association of the Company by

substituting the existing Clause V thereof by

specified Clause V; authorize the Board of Directors

of the Company for the purposes of giving effect to

this resolution to take all such steps and actions

and give such directions and delegate such

authorities, as it may in its absolute discretion,

PROPOSAL #S.5: Amend, pursuant to the provisions of          ISSUER            YES             FOR                  FOR

Sections 31 and all other applicable provisions, if

any, of the Companies Act, 1956 [including any

statutory modifications or re-enactment thereof for

the time being in force], the Articles of Association

 of the Company by substituting the existing Article

3 thereof by the specified new Article 3; authorize

the Board of Directors of the Company for the

purposes of giving effect to this resolution to take

all such steps and actions and give such directions

and delegate such authorities, as it may in its

absolute discretion, deem appropriate

PROPOSAL #S.6: Approve: pursuant to Sections 81(1A)          ISSUER            YES         AGAINST           AGAINST

and all other applicable provisions, if any, of the

Companies Act, 1956 [including any statutory

modifications or re-enactment thereof for the time

being in force], and enabling provisions of the

Memorandum and Articles of Association of the

Company, the listing agreements entered into with the

 Stock Exchanges and subject to the provisions of the

 Chapter XIII-A of the SEBI [Disclosure and Investor

Protection] Guidelines, 2000 [SEBI DIP Guidelines],

the provisions of the Foreign Exchange Management

Act, 1999 and the Foreign Exchange Management

[Transfer or issue of Security by a person Resident

Outside India] Regulations, 2000, applicable rules,

regulations, guidelines or laws and/or any approval,

consent permission or sanction of the Central

Government, Reserve Bank of India and any other

appropriate authorities, institutions or bodies

[hereinafter collectively referred to as the

'appropriate authorities'], and subject to such

conditions as may be prescribed by any one of them

while granting any such approval, consent,

permission, and / or sanction [hereinafter referred

to as the 'requisite approvals'], which may be agreed

 to by the Board of Directors of the Company

[hereinafter called the 'Board' which term shall be

deemed to include any committee which the Board may

have constituted or hereinafter constitute to

exercise its powers including the power conferred by

this resolution], to authorize the Board to issue,

offer and allot equity shares/ fully convertible

debentures partly convertible debentures/non

convertible debentures with warrants/any other

securities (other than warrants), which are

convertible into or exchangeable with equity shares

on such date as may be determined by the Board but

not later than 60 months from the date of allotment

[collectively-referred to as 'QIP Securities'], to

the Qualified Institutional Buyers (QIBs) as per the

SEBI DIP Guidelines, on the basis of placement

document(s), at such time or times in one or more

tranche or tranches, at par or at such price or

prices, and on such terms and conditions and in such

manner as the Board may, in its absolute discretion

determine, in consultation with the Lead Managers,

Advisors or other intermediaries, provided however

that the issue of securities as above shall not

result in increase of the issued and subscribed

equity share capital of the Company by more than 25%

of the then issued and subscribed equity shares of

the Company; the relevant date for the determination

of applicable price for the issue of the QIP

Securities shall be the date on which the Board of

the Company decide to open the proposed issue, or the

 date on which the holder of the securities which are

 convertible into or exchangeable with equity shares

at a later date becomes entitled to apply for the

said shares, as the case may be ['Relevant Date']; to

 issue and allot such number of equity shares as may

be required to be issued and allotted upon conversion

PROPOSAL #7.: Appoint Shri Prasoon Joshi as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who is liable to retire by

PROPOSAL #S.8: Approve: pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Section 21 and all other applicable provisions, if

any, of the Companies Act, 1956 [including any

statutory modifications or re-enactment thereof for

the time being in force] and subject to the approval

of the Central Government and such other approvals,

consents, sanctions and permissions of appropriate

authorities, department and bodies as may be

necessary; and to change of name of the Company from

'Adlabs Films Limited' to Reliance Media Works

Limited'; to authorize the Board of Directors of the

Company for the purposes of giving effect to this

resolution to do all such acts, deeds and things,

deal with such matters, take necessary and to settle

any question that may arise in this regard, without

being required to seek any further consent or

approval of the Members or otherwise to the end and

intent that the Members shall be deemed to have given

 their approval thereto expressly by the authority

this resolution; that upon the Fresh Certificate of

Incorporation consequent upon the change of name of

the Company being issued by the Register of

Companies, Maharashtra, Mumbai the name 'Reliance

Media Works Limited' be inserted in place of the

present name of the Company wherever appearing in the

 Memorandum and Articles of Association of the

Company, letter heads etc and to authorize any one of

 the Directors and Ms. Kirti Desai, Company Secretary

 and Manager of the Company to do all such acts,

deeds, matters and things as may be necessary to give

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ADVANCED INTERNATIONAL MULTITECH CO LTD

  TICKER:                  N/A                 CUSIP:   Y00159106

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #1.3: The status of the local unsecured                ISSUER             NO              N/A                  N/A

convertible corporate bonds

PROPOSAL #1.4: The status of investment in people's          ISSUER             NO              N/A                  N/A

republic of china

PROPOSAL #2.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 3.6 per share

PROPOSAL #2.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #3.1.1: Election of Ming an Investment                 ISSUER            YES             FOR                  FOR

Company, Ltd as a Director

PROPOSAL #3.1.2: Election of Cheng, Hsi-Chien as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.1.3: Election of Liu, An-Hao as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.1.4: Election of Tu, Chih-Hsiung as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.1.5: Election of Hsiao, Su-Lin as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.1.6: Election of Wu, Tsing-Tzai as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.1.7: Election of Hsieh, Kuo-Huang as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.2.1: Election of Tu, San-Chien as a                 ISSUER            YES             FOR                  FOR

Supervisor

PROPOSAL #3.2.2: Election of Huang, Mei-Chu as a                ISSUER            YES             FOR                  FOR

Supervisor

PROPOSAL #3.2.3: Election of Yue, Chun-Mao as a                 ISSUER            YES             FOR                  FOR

Supervisor

PROPOSAL #4: Approve the proposal to release the                ISSUER            YES             FOR                  FOR

prohibition on Directors and representatives from

participation in competitive business

PROPOSAL #5: Other issues and extraordinary motions           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ADVANTAGE OIL & GAS LTD

  TICKER:                  N/A                 CUSIP:   00765F101

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive and consider the consolidated        ISSUER             NO              N/A                  N/A

 financial statements of the Corporation for the YE

31 DEC 2009 and the Auditors' report thereon

PROPOSAL #1.: Approve to fix the number of Directors         ISSUER            YES             FOR                  FOR

of the Corporation at 9

PROPOSAL #2.: Election of Messrs. Stephen E. Balog,          ISSUER            YES             FOR                  FOR

Kelly I. Drader, Paul G. Haggis, John A. Howard, Andy

 J. Mah, Ronald A. Sheila H. O'Brien, Carol D. and

Steven Sharpe as the Directors of the Corporation

PROPOSAL #3.: Approve, certain proposed amendments to        ISSUER            YES             FOR                  FOR

 the restricted share performance incentive plan of

the Corporation as specified

PROPOSAL #4.: Appointment of PricewaterhouseCoopers          ISSUER            YES             FOR                  FOR

LLP, Chartered Accountants, as the Auditors of the

Corporation and to authorize the Directors to fix

their remuneration as such

PROPOSAL #5.: Transact such other business                           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AECON GROUP INC

  TICKER:                  N/A                 CUSIP:   00762V109

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Scott C. Balfour as a                ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #1.2: Election of John M. Beck as a Director        ISSUER            YES             FOR                  FOR

 of the Corporation

PROPOSAL #1.3: Election of Austin C. Beutel as a                ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #1.4: Election of Michael A. Butt as a                 ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #1.5: Election of Anthony P. Franceschini as        ISSUER            YES             FOR                  FOR

 a Director of the Corporation

PROPOSAL #1.6: Election of J.D. Hole as a Director of        ISSUER            YES             FOR                  FOR

 the Corporation

PROPOSAL #1.7: Election of Rolf Kindbom as a Director        ISSUER            YES             FOR                  FOR

 of the Corporation

PROPOSAL #1.8: Election of The Hon. Brian V. Tobin,          ISSUER            YES             FOR                  FOR

P.C. as a Director of the Corporation

PROPOSAL #1.9: Election of Robert P. Wildeboer as a          ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #2.: Re-appoint PricewaterhouseCoopers LLP,         ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Auditors of the

Corporation and authorize the Board of Directors of

the Corporation to fix their remuneration

PROPOSAL #3.: Approve the certain amendments to the          ISSUER            YES             FOR                  FOR

Corporation's Stock Option Plan [the Option Plan] to:

 (i) increase the number of common shares of the

Corporation reserved for issuance thereunder; (ii)

provide for participation limits for non-executive

Directors of the Corporation; and (iii) provide for

additional restrictions on the Board of Directors'

authority to amend the Option Plan without the prior

approval of the shareholders of the Corporation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AEON DELIGHT CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J0036F104

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Merger By Absorbing CERTO                   ISSUER            YES             FOR                  FOR

CORPORATION

PROPOSAL #2: Amend Articles to: Expand Business                 ISSUER            YES             FOR                  FOR

Lines, Adopt Reduction of Liability System for All

Directors, Adopt Reduction of Liability System for

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.19: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AER LINGUS GROUP PLC, DUBLIN

  TICKER:                  N/A                 CUSIP:   G0125Z105

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the financial                 ISSUER            YES         AGAINST           AGAINST

statements for the YE 31 DEC 2009 and the reports of

the Directors and the Auditors thereon

PROPOSAL #2.: Approve the remuneration report                      ISSUER            YES             FOR                  FOR

PROPOSAL #3.a: Re-elect Thomas Corcoran                                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.b: Re-elect Thomas Moran                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.c: Election of Christoph Mueller                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.d: Election of Montie Brewer                              ISSUER            YES             FOR                  FOR

PROPOSAL #3.e: Election of Nicola Shaw                                  ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Grant authority to fix the remuneration        ISSUER            YES         AGAINST           AGAINST

 of the Auditors

PROPOSAL #5.: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #S.6: Grant authority to allot equity                   ISSUER            YES             FOR                  FOR

securities otherwise than accordance with statutory

pre-emption rights

PROPOSAL #S.7: Grant authority to market purchase of         ISSUER            YES             FOR                  FOR

the Company's own shares

PROPOSAL #S.8: Approve the determination of the price        ISSUER            YES             FOR                  FOR

 for the re-issue of treasure off-market

PROPOSAL #S.9: Grant authority to retain the power to        ISSUER            YES             FOR                  FOR

 hold EGMS on 14 days notice

PROPOSAL #S.10: Amend the Articles of Association               ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AFG ARBONIA-FORSTER-HOLDING AG, ARBON

  TICKER:                  N/A                 CUSIP:   H00624173

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, annual                 ISSUER             NO              N/A                  N/A

financial statements and consolidated financial

statements for 2009

PROPOSAL #2.: Grant discharge to the Board of                     ISSUER             NO              N/A                  N/A

Directors

PROPOSAL #3.: Approve the appropriation of balance            ISSUER             NO              N/A                  N/A

sheet profit

PROPOSAL #4.: Election of Mr. Georg Frueh as a Member        ISSUER             NO              N/A                  N/A

 of the Board of Directors

PROPOSAL #5.: Election of PricewaterhouseCoopers AG,         ISSUER             NO              N/A                  N/A

St. Gallen, as the Auditor

PROPOSAL #6.1: Amend the Articles of Incorporation            ISSUER             NO              N/A                  N/A

regarding the creation of approved and conditional

share capital

PROPOSAL #6.2: Amend the Articles of Incorporation            ISSUER             NO              N/A                  N/A

regarding the new Law of Securities

PROPOSAL #6.3: Amend the Articles of Incorporation            ISSUER             NO              N/A                  N/A

regarding the introduction of the restriction for

voting (percentage clause)

PROPOSAL #6.4: Amend the Articles of Incorporation            ISSUER             NO              N/A                  N/A

regarding the cancellation of the opting-out-clause

PROPOSAL #6.5: Amend the Articles of Incorporation            ISSUER             NO              N/A                  N/A

regarding the introduction of consistent nominative

shares and further amendments of Articles of

Incorporation

PROPOSAL #7.: Various                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AFGRI LIMITED

  TICKER:                  N/A                 CUSIP:   S00950105

  MEETING DATE:      10/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the annual                       ISSUER            YES             FOR                  FOR

financial statements for the YE 30 JUN 2009

PROPOSAL #2.: Approve the interim cash dividend of            ISSUER            YES             FOR                  FOR

19.70 cents per share

PROPOSAL #3.: Approve the final cash dividend of                ISSUER            YES             FOR                  FOR

16.70 cents per share

PROPOSAL #4.1: Re-elect M.M. Moloele as a Director             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.2: Re-elect K.L. Thoka as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #4.3: Re-elect F.J. van der Merwe as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.: Approve the remuneration payable to the        ISSUER            YES             FOR                  FOR

 Non-Executive Directors

PROPOSAL #6.: Appoint PricewaterhouseCoopers as the          ISSUER            YES             FOR                  FOR

Auditors with Mr. J.L. Roos being the Individual

Designated Auditor

PROPOSAL #7.: Approve to place the unissued share              ISSUER            YES         AGAINST           AGAINST

capital under the control of the Directors

PROPOSAL #8.S.1: Approve to repurchase shares by way         ISSUER            YES             FOR                  FOR

of a general authority

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AFIRMA GRUPO INMOBILIARIO, SA, VALENCIA

  TICKER:                  N/A                 CUSIP:   E0102W101

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts  balance              ISSUER            YES         AGAINST           AGAINST

sheet, lost and earnings, statement of changes in

equity, cash flow statement and report  and

management reports, both Affirms Grupo Inmobiliario,

SA and its Consolidated Group, as well as the

proposal for applying the result of claims Grupo

Inmobiliario, SA and the Management of its Board of

Directors, all for FYE on 31 DEC 2009

PROPOSAL #2: Appointment of a new Director and                   ISSUER            YES             FOR                  FOR

determine the number of Directors within the limits

established in the By-laws

PROPOSAL #3: Approve the annual report on                            ISSUER            YES             FOR                  FOR

remuneration policy of the Directors of the Company

and approve the remuneration of the Board of

Directors of the Corporation for the year 2010

PROPOSAL #4: Approve the name change and transfer of         ISSUER            YES             FOR                  FOR

registered office modification of Articles 1 (title)

and 4 (Address) of the bylaws

PROPOSAL #5: Authorize the Board of Directors to                ISSUER            YES         AGAINST           AGAINST

agree on one or more times increase the share capital

 in accordance with Article 153.1b) of the current

consolidated of the Corporations Act and subject to

the limits provided in this Article, and in the same

delegation of power to exclude the preferential

subscription right as provided in Article 159.2 of

the Act, all with power substitution, and nullifying

the authority granted by the annual general

shareholders of the Company of 24 JUN 2008

PROPOSAL #6: Authorize the Board of Directors to                ISSUER            YES         AGAINST           AGAINST

issue on behalf of Company and one or more occasions,

 i) simple bonds or debentures, promissory notes and

other fixed income securities of similar nature, and

preference shares, with the maximum limit under the

conditions set out in the report of Directors and /

or ii) obligations and / or bonds convertible into

new shares of the Company and / or exchangeable by

actions and / or shares of the Company or any third

parties, as well as warrants for newly issued shares

or circulation of the society with the upper limit

and conditions contained in the report of

administrators, with express attribution, where bonds

 and / or convertible bonds and warrants into new

shares, to exclude the subscription right preferred

shareholders and to authorize the Board to which the

Company may ensure, within the limits described

above, the new emissions CONTD

PROPOSAL #CONTD: ..CONTD values that make their                 ISSUER             NO              N/A                  N/A

acquired Companies, all with power of substitution,

and a maximum term of 5 years, rendering null and

void the authority granted by the AGM of Shareholders

 of the Company of 24 JUN 2008

PROPOSAL #7: Grant authority for the acquisition of          ISSUER            YES             FOR                  FOR

own shares, Directly or through Group Companies,

according to the limits and requirements of Article

75ff of the consolidated Companies Law, all leaving

void the unused portion of the authorization granted

by the AGM Shareholders of 29 JUN 2009

PROPOSAL #8: Authorize the Board of Directors, with          ISSUER            YES             FOR                  FOR

power of substitution, to formalize, correct,

interpret, supplement and implement agreements

adopted by the general meeting

PROPOSAL #9: Presentation, for the information, the          ISSUER             NO              N/A                  N/A

annual report of the Audit Committee, including the

content and scope of the reservations expressed by

the External Auditor opinion in its report

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AGFA-GEVAERT NV, MORTSEL

  TICKER:                  N/A                 CUSIP:   B0302M104

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual report of the Board          ISSUER             NO              N/A                  N/A

of Directors and report of the Statutory Auditor

PROPOSAL #2: Approve the general meeting resolves to         ISSUER             NO              N/A                  N/A

approve the financial statements of the financial

year concluded on 31 DEC 2009, as prepared by the

Board of Directors

PROPOSAL #3: Approve the general meeting resolves to         ISSUER             NO              N/A                  N/A

transfer the result of EUR 172,392,185.50 of the past

 financial year to the result carried forward

PROPOSAL #4: Approve the consolidated accounts of the        ISSUER             NO              N/A                  N/A

 FY 2009 and reports of the Board of Directors and

the statutory Auditor on the consolidated accounts

PROPOSAL #5: Approve the general meeting resolves to         ISSUER             NO              N/A                  N/A

discharge the Directors with respect to the

performance of their mandates during the past

financial year

PROPOSAL #6: Approve the general meeting resolves to         ISSUER             NO              N/A                  N/A

discharge the statutory Auditor with respect to the

performance of his mandate during the past financial

year

PROPOSAL #7: Approve the general meeting resolves to         ISSUER             NO              N/A                  N/A

appoint CRBA Management BVBA, Septestraat 27, B-2640

Mortsel with Christian Reinaudo as its permanent

representative, as Director of the Company for a

three [3] year period to come into effect today and

terminate immediately after the annual meeting that

will consider the approval of the financial year

ending on 31 DEC 2012

PROPOSAL #8: Approve the general meeting resolves to         ISSUER             NO              N/A                  N/A

reappoint Mercodi BVBA, Grote Markt 18, B-9120

Beveren, with Jo Cornu as its permanent

representative, as Director of the Company for a

three [3] year period to come into effect today and

terminate immediately after the annual meeting that

will consider the approval of the financial year

ending on 31 DEC 2012

PROPOSAL #9: Approve the general meeting resolves, at        ISSUER             NO              N/A                  N/A

 the suggestion of the Audit Committee and upon

recommendation of the Works Council, to reappoint

KPMG Bedrijfsrevisoren (Boo1), Prins Boudewijnlaan

24d, B -2550 Kontich, as statutory Auditor of the

Company for another three [3] year period.

Consequently, this mandate shall terminate

immediately after the annual meeting that will

consider the approval of the financial year ending on

 31 DEC 2012. KPMG Bedrijfsrevisoren will be

represented by Messrs Eric Clinck and Filip De Bock

PROPOSAL #10: Approve the general meeting resolves to        ISSUER             NO              N/A                  N/A

 fix the remuneration, for the entire period of the

appointment, at EUR 218,900 per year

PROPOSAL #11: Approve the general meeting resolves,          ISSUER             NO              N/A                  N/A

in accordance with Article 556 of the Companies Code,

 to approve the change-of-control provisions, as

stipulated in [i] the Kodak-Agfa Settlement and

Release Agreement between Agfa-Gevaert NV on the one

hand and Eastman Kodak Company and Kodak Limited on

the other hand and ii) the Patent Cross-License

Agreement between Agfa-Gevaert N.V. on the one hand

and Eastman Kodak Company on the other hand

PROPOSAL #12: Miscellaneous                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AGFA-GEVAERT NV, MORTSEL

  TICKER:                  N/A                 CUSIP:   B0302M104

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: The acknowledgement of the special                 ISSUER             NO              N/A                  N/A

report of the Board of Director as set forth in

Article 604, paragraph 2 of the Companies code in

relation to the authorization to the Board of

Directors to increase the registered capital

PROPOSAL #2: Approve the renewal of the authorization        ISSUER             NO              N/A                  N/A

 to the Board of Directors as envisaged in Article 8,

 paragraph 1 of the Articles of Association to

increase the registered capital

PROPOSAL #3: Amend the Article 34, paragraph 1 second        ISSUER             NO              N/A                  N/A

 section and to the Article 34, paragraph 2 second

section with respect to decision making

PROPOSAL #4: Grant power of attorney with respect to         ISSUER             NO              N/A                  N/A

the coordination of the Articles of Association as

well as the formalities with the Crossroad Bank of

enterprises and with the VAT administration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AGGREKO PLC

  TICKER:                  N/A                 CUSIP:   G0116S102

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the reports of the Directors and        ISSUER            YES             FOR                  FOR

 Auditors and to adopt the Company's accounts for the

 YE 31 DEC 2009

PROPOSAL #2: Approve the remuneration report for the         ISSUER            YES             FOR                  FOR

YE 31 DEC 2009

PROPOSAL #3: Declare the final dividend on the                   ISSUER            YES             FOR                  FOR

Company's ordinary shares of 8.23 pence per share

PROPOSAL #4: Re-elect Mr R. C. Soames as a Director          ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #5: Re-elect Mr G. P. Walker as a Director          ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #6: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 the auditors of the Company to hold office from the

conclusion of the meeting until the conclusion of the

 next general meeting at which accounts are laid

before the Company

PROPOSAL #7: Authorize the Audit Committee of the              ISSUER            YES             FOR                  FOR

Board to determine the remuneration of the Company's

Auditors

PROPOSAL #8: Authorize the Board of Directors of the         ISSUER            YES             FOR                  FOR

Company  the Board , pursuant to and in accordance

with Section 551 of the Companies Act 2006  the Act

to exercise all the powers of the Company to allot

shares in the capital of the Company and to grant

rights to subscribe for or to convert any security

into shares in the Company up to an aggregate nominal

 amount of GBP 18,254,455, and further b) authorize

the Board to exercise all powers of the Company to

allot equity securities  within the meaning of

Section 560 of the Act  in connection with a rights

issue in favour of ordinary shareholders on the

register of members on such record dates as the Board

 may determine where the equity securities

respectively attributable to the interests of all

ordinary shareholders are proportionate  as nearly as

 may be practicable  to CONTD.

PROPOSAL #S.9: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company  the Board , pursuant to Sections 570 and

 573 of the Companies Act 2006  the Act , to allot

equity securities  within the meaning of Section 560

of the Act   including the grant of rights to

subscribe for, or to convert any securities into,

ordinary shares of 20p each in the capital of the

Company  Ordinary Shares   wholly for cash pursuant

to any authority for the time being in force under

Section 551 of the Act or by way of a sale of

treasury shares  within the meaning of Section 560(2)

 of the Act , as if Section 561(1) of the Act did not

 apply to any such allotment or sale, provided that

this power shall be limited to the allotment of

equity securities and the sale of treasury shares for

PROPOSAL #S.10: Authorize the Company for the                     ISSUER            YES             FOR                  FOR
purposes of Section 701 of the Companies Act 2006

the Act  to make one or more market purchases  within

 the meaning of Section 693(4) of the Act  of

ordinary shares of 20p each in the capital of the

Company  Ordinary Shares  on such terms and in such

manner as the Directors of the Company may determine

provided that: a) the maximum aggregate number of

Ordinary Shares hereby authorized to be purchased is

27,381,683; b) the maximum price which may be paid

for any Ordinary Share is an amount equal to the

higher of i) 105% of the average of the middle market

 quotations for an Ordinary Share as derived from the

 London Stock Exchange Daily Official List for the 5

business days immediately preceding the day on which

the share is contracted to be purchased CONTD.

PROPOSAL #S.11: Approve the general meeting of the            ISSUER            YES             FOR                  FOR

Company  other than an AGM  may be called on not less

 than 14 clear days' notice;  authority shall expire

at the conclusion of the next AGM of the Company

PROPOSAL #S.12: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all of the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the Companies Act 2006, are treated

as part of the Company's Articles of Association; the

 Articles of Association of the Company be amended by

 deleting all of the provisions referred to in

paragraph 42 of Schedule 2 of the Companies Act 2006

 Commencement Number 8, Transitional Provisions and

Savings  Order 2008  Statutory Instrument 2008 Number

 2860 ; and the draft regulations produced at the

meeting and initialed by the Chairman of the meeting

for the purposes of identification be adopted as the

Articles of Association of the Company in

substitution for, and to the entire exclusion of, the

 Articles of Association of the Company existing at

the date of the meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AGORA SA

  TICKER:                  N/A                 CUSIP:   X00216105

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the general meeting                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2: Election of Chairman of the general                ISSUER            YES         ABSTAIN           AGAINST

meeting and other formal issues

PROPOSAL #3: Approve the Management Boards                          ISSUER            YES         ABSTAIN           AGAINST

presentation of the annual unconsolidated financial

statements and the Management Boards report of the

Company's activities in the FY 2009 and of

consolidated financial statements and report of the

Group's activities in the FY 2009

PROPOSAL #4: Approve the Supervisory Boards                        ISSUER            YES         ABSTAIN           AGAINST

presentation of the concise evaluation of the

Company's standing in 2009

PROPOSAL #5: Approve the Supervisory Boards                        ISSUER            YES         ABSTAIN           AGAINST

presentation of the report concerning the results of

evaluation of the Company's and Group's financial

statements for 2009 as well as the Management Boards

motion on profit distribution

PROPOSAL #6: Adopt the annual unconsolidated                       ISSUER            YES         ABSTAIN           AGAINST

financial statements and the Management Boards report

 of the Company's activities in the FY 2009

PROPOSAL #7: Adopt the annual consolidated financial         ISSUER            YES         ABSTAIN           AGAINST

statements and the report of the groups activities in

 the FY 2009

PROPOSAL #8: Adopt the resolution on the profit                 ISSUER            YES         ABSTAIN           AGAINST

distribution for the FY 2009

PROPOSAL #9: Adopt the resolutions on approving the          ISSUER            YES         ABSTAIN           AGAINST

Management Boards performance of their duties in 2009

PROPOSAL #10: Approve the Supervisory Board's                     ISSUER            YES         ABSTAIN           AGAINST

presentation of the report on Supervisory Board's

activities in 2009, including their assessment

PROPOSAL #11: Adopt the resolutions on approving the         ISSUER            YES         ABSTAIN           AGAINST

Supervisory Boards performance of their duties in 2009

PROPOSAL #12: Approve the changes in the Bye-Laws of         ISSUER            YES         ABSTAIN           AGAINST

the general meeting of shareholders of Agora SA

PROPOSAL #13: Adopt to determine a uniform text of            ISSUER            YES         ABSTAIN           AGAINST

the by laws of the general meeting of shareholders of

 Agora SA, including changes set in point 12 of the

agenda

PROPOSAL #14: Approve the changes in the Company's            ISSUER            YES         ABSTAIN           AGAINST

statute

PROPOSAL #15: Adopt the resolution to determine a              ISSUER            YES         ABSTAIN           AGAINST

uniform text of the Company's statute, including

changes set in point 14 of the agenda

PROPOSAL #16: Adopt the resolutions resulting from            ISSUER            YES         ABSTAIN           AGAINST

the changes in the Company's statute, concerning

composition of the Supervisory Board

PROPOSAL #17: Closing of the general meeting                       ISSUER            YES         ABSTAIN           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AGRANA BETEILIGUNGS AG, WIEN

  TICKER:                  N/A                 CUSIP:   A0091P111

  MEETING DATE:      7/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual statement of                     ISSUER             NO              N/A                  N/A

accounts for the Company and corporate group with the

 report of the Management Board and the report of the

 Supervisory Board as well as the proposal for the

appropriation of net profits

PROPOSAL #2.: Approve the appropriation of net profits      ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Grant discharge to the Members of the          ISSUER             NO              N/A                  N/A

Management Board and the Members of the Supervisory

Board

PROPOSAL #4.: Approve the remuneration for the                   ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #5.: Elect the Supervisory Board                             ISSUER             NO              N/A                  N/A

PROPOSAL #6.: Elect the balance sheet Auditor                      ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AGRICULTURAL BK OF GREECE SA

  TICKER:                  N/A                 CUSIP:   X1359L102

  MEETING DATE:      12/8/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect the Board of Director Members               ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Appoint the Members of the Audit                   ISSUER             NO              N/A                  N/A

Committee

PROPOSAL #3.: Announcements, approvals, various issues      ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AGRICULTURAL BK OF GREECE SA

  TICKER:                  N/A                 CUSIP:   X1359L102

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Board administration report         ISSUER             NO              N/A                  N/A

for 2009

PROPOSAL #2: Approve the annual financial statements         ISSUER             NO              N/A                  N/A

and auditors' report for 2009 and decision on the

disposal of profits

PROPOSAL #3: Approve the consolidated financial                 ISSUER             NO              N/A                  N/A

statements along with Auditors report for 2009

PROPOSAL #4: Approve the dismissal of Board and                 ISSUER             NO              N/A                  N/A

Auditors from every responsibility for 2009

PROPOSAL #5: Election of ordinary and substitute                ISSUER             NO              N/A                  N/A

Chartered Auditors for Company's and

PROPOSAL #6: Approve the salaries and the fixed                 ISSUER             NO              N/A                  N/A

expenses of the president the vice presidents and

Board's members for 2009 and determination of them

for 2010

PROPOSAL #7: Approve the Auditing Committee's                     ISSUER             NO              N/A                  N/A

remunerations for 2009 and determination of them for

2010

PROPOSAL #8: Authorize the Board of Directors and              ISSUER             NO              N/A                  N/A

Bank's executives for their participation in Boards

and in the Companies that ATE bank participates or

that pursue the same or similar scopes

PROPOSAL #9: Approve to renewal of the insurance                ISSUER             NO              N/A                  N/A

contracts with the agricultural insurance Company for

 Board members and bank's executives

PROPOSAL #10: Approve to recall the Board's member            ISSUER             NO              N/A                  N/A

and Election of a new one

PROPOSAL #11: Approve the modification of                            ISSUER             NO              N/A                  N/A

Association's Article 22

PROPOSAL #12: Election of 2 new Board members                      ISSUER             NO              N/A                  N/A

PROPOSAL #13: Approve the purchase of shares of                 ISSUER             NO              N/A                  N/A

subsidiary Companies

PROPOSAL #14: Announcements, approvals and various            ISSUER             NO              N/A                  N/A

issues

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AICA KOGYO COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J00252106

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Issuance of Share Acquisition            ISSUER            YES             FOR                  FOR

Rights as Stock Options to Directors

PROPOSAL #5: Approve Renewal of Anti-Takeover Defense        ISSUER            YES         AGAINST           AGAINST

 Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AICHI MACHINE INDUSTRY CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J00336107

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AICHI STEEL CORPORATION

  TICKER:                  N/A                 CUSIP:   J00420109

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

PROPOSAL #5: Authorize Use of Stock Options                         ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Directors and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AIDA ENGINEERING,LTD.

  TICKER:                  N/A                 CUSIP:   J00546101

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve Renewal and Extension of Anti-           ISSUER            YES         AGAINST           AGAINST

Takeover Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AIFUL CORPORATION

  TICKER:                  N/A                 CUSIP:   J00557108

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AIPHONE CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J0060M108

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Renewal and Extension of Anti-           ISSUER            YES         AGAINST           AGAINST

Takeover Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AIR BERLIN PLC, RICKMANSWORTH

  TICKER:                  N/A                 CUSIP:   G0177R100

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts of the Company for         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009, the report of the Auditors

thereon and the report of the Directors for the YE 31

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3: Re-elect Joachim Hunold as a Director of        ISSUER            YES         AGAINST           AGAINST

 the Company in accordance with Article 147 of the

Company's Articles of Association with effect from

the end of the meeting

PROPOSAL #4: Re-elect Dr. Hans-Joachim Korber as a            ISSUER            YES             FOR                  FOR

Director of the Company in accordance with Article

147 of the Company's Articles of Association with

effect from the end of the meeting

PROPOSAL #5: Re-elect Hartmut Mehdorn as a Director          ISSUER            YES             FOR                  FOR

of the Company in accordance with Article 146 of the

Company's Articles of Association with effect from

the end of the meeting

PROPOSAL #6: Re-elect Peter Oberegger as a Director          ISSUER            YES             FOR                  FOR

of the Company in accordance with Article 146 of the

Company's Articles of Association with effect from

the end of the meeting

PROPOSAL #7: Re-appoint KPMG Audit Plc as the                     ISSUER            YES             FOR                  FOR

Company's Auditors until the conclusion of the next

general meeting of the Company at which accounts are

laid

PROPOSAL #8: Authorize the Directors to agree on the         ISSUER            YES             FOR                  FOR

Auditors' remuneration

PROPOSAL #9: Authorize the Company, and any Company          ISSUER            YES             FOR                  FOR

which is or becomes a subsidiary of the Company

during the period to which this Resolution relates,

to (a) make donations to political parties and

independent election candidates; (b) make donations

to political organizations other than political

parties and (c) incur political expenditure, during

the period commencing on the date of this resolution

and ending on the date of the Company's next AGM,

provided that in each case any such donations and

expenditure made by the Company or by any such

subsidiary shall not exceed GBP 100,000 (or its Euro

equivalent) per Company and together with those made

by any such subsidiary and the Company shall not in

the aggregate exceed GBP 100,000 (or its Euro

PROPOSAL #S.10: Amend, with effect from the                        ISSUER            YES             FOR                  FOR

conclusion of this AGM, the Articles of Association

of the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the Companies Act 2006, are to be

treated as part of the Company's Articles of

Association; and adopt the Articles of Association

produced to the meeting as the Articles of

Association of the Company in substitution for, and

to the exclusion of, the existing Articles of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AIRASIA BHD

  TICKER:                  N/A                 CUSIP:   Y0029V101

  MEETING DATE:      8/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements together with the reports of the Directors

 and the Auditors thereon for the YE 31 DEC 2008

PROPOSAL #2.: Approve the Directors' fees of MYR                ISSUER            YES             FOR                  FOR

983,000 for the FYE 31 DEC 2008

PROPOSAL #3.: Re-elect Dato' Sri Anthony Francis                ISSUER            YES             FOR                  FOR

Fernandes as a Director, who retires pursuant to

Article 124 of the Company's Articles of Association

PROPOSAL #4.: Re-elect Dato' Kamarudin Bin Meranun as        ISSUER            YES             FOR                  FOR

 a Director, who retires pursuant to Article 124 of

the Company's Articles of Association

PROPOSAL #5.: Re-appoint Dato' Leong Sonny @ Leong            ISSUER            YES             FOR                  FOR

Khee Seong as a Director of the Company, who retires

in accordance with Section 129 of the Companies Act,

1965, to hold office until the next AGM

PROPOSAL #6.: Re-appoint Messrs.                                            ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditors of the Company

 and authorize the Directors to fix their remuneration

PROPOSAL #7.: Authorize the Directors, pursuant to            ISSUER            YES             FOR                  FOR

Section 132D of the Companies Act, 1965, and subject

to the approvals of the relevant

governmental/regulatory authorities, to issue shares

in the capital of the Company from time to time and

upon such terms and conditions and for such purposes

as the Directors may in their discretion deem fit,

provided that the aggregate number of shares to be

issued does not exceed 10% of the issued share

capital of the Company for the time being [excluding

the number of ordinary shares arising from the

exercise of the Employees' Share Option Scheme] and

to obtain the approval from the Bursa Malaysia

Securities Berhad for the listing and quotation of

the additional shares so issued; [Authority expires

at the conclusion of the next AGM of the Company]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AIRASIA BHD

  TICKER:                  N/A                 CUSIP:   Y0029V101

  MEETING DATE:      8/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Ratify and approve that all financial          ISSUER            YES             FOR                  FOR

assistance provided and to be provided by the Company

 to PT Indonesia AirAsia [TAA] and Thai AirAsia

Company Limited [TAA], in the manner as specified in

Section 2.1 provided that the amount of additional

and financial assistance provided and to be provided

to each of IAA and TAA shall be up to and not exceed

10.0% of the consolidated net tangible assets of the

Company; and Authorize the Directors of the Company

to act and take all steps and do all thing as they

may deem fit, necessary, expedient and/or appropriate

 in order to finalize, implement and/or give full

effect to such provision of financial assistance,

including to finalize and execute the financial

assistance agreements and to assent to any

modification, variation and/or amendment thereto

thought by the Directors to be in the interest of the

 Company, and with all preparatory steps taken and

things done to date by the Directors of the Company

in respect of such provision of financial assistance

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AIRASIA BHD

  TICKER:                  N/A                 CUSIP:   Y0029V101

  MEETING DATE:      9/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 subject to the approval of all relevant authorities,

 including the approval of Bursa Malaysia Securities

Berhad for the listing of and quotation for new

ordinary shares of MYR 0.10 each in the Company

[AirAsia Shares] to be issued hereunder, to allot and

 issue new AirAsia Shares [Placement Shares], the

exact number thereof being such number, when

aggregated with the number of shares which the

Directors of the Company have been duly authorized to

 allot and issue pursuant to that general mandate

granted at the Company's AGM held on 03 AUG 2009 and

after excluding therefrom provision for any options

which may be granted under the Company's present

employees' share option scheme, shall represent up to

 20% of the issued and paid-up share capital of the

Company at an issue price to be determined based on

the 5-day volume weighted average market price of

AirAsia Shares immediately preceding the date on

which the price of the Placement Shares will be fixed

 with a discount of not more than 10% or at par

value, whichever is higher, to the placees to be

identified and is payable in full upon acceptance and

 that the Placement Shares shall upon allotment and

issue, rank pari passu in all respects with the

existing AirAsia Shares; to give effect to the

authority as aforesaid with full power to assent to

any conditions, variations, modifications and/or

amendments in any manner as may be required by any

relevant authorities and to deal with all matters

relating thereto and to take all such steps and do

all acts and things in any manner as they may deem

necessary or expedient to implement, finalize and

give full effect to the Proposed Placement Under

PROPOSAL #S.2: Approve the proposed amendments as              ISSUER            YES             FOR                  FOR

specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AIRASIA BHD

  TICKER:                  N/A                 CUSIP:   Y0029V101

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 together with the reports of the Directors and the

Auditors for the FYE 31 DEC 2009

PROPOSAL #2: Approve the Director's fees of MYR                 ISSUER            YES             FOR                  FOR

967,000 for the FYE 31 DEC 2009

PROPOSAL #3: Re-elect Mr. Conor Mc Carthy as a                   ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Article 124 of the

Company's Articles of Association

PROPOSAL #4: Re-elect Dato Fam Lee Ee as a Director,         ISSUER            YES             FOR                  FOR

who retires pursuant to Article 124 of the Company's

Articles of Association

PROPOSAL #5: Re-elect Dato' Mohamed Khadar Bin                   ISSUER            YES             FOR                  FOR

Merican as a Director, who retires pursuant to

Article 124 of the Company's Articles of Association

PROPOSAL #6: Re-elect Dato' Leong Sonny @ Leong Khee         ISSUER            YES             FOR                  FOR

Seong as a Director, who retires in accordance with

Section 129 of the Companies Act, 1965 to hold office

 until the next AGM

PROPOSAL #7: Re-appoint Messrs PricewaterhouseCoopers        ISSUER            YES             FOR                  FOR

 as the Auditors of the Company and authorize the

Directors to fix their remuneration

PROPOSAL #8: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

pursuant to Section 132D of the Companies Act, 1965

and subject to approval of relevant authorities, to

issue shares in the Company from time to time and

upon such terms and conditions and for such purposes

as the Directors may, in their absolute discretion,

deem fit provided that the aggregate number of issued

 shares pursuant to this resolution does not exceed

10% of the issued share capital of the Company for

the time being and that the Directors to obtain

approval for the listing of and quotation for the

additional shares so issued on the Main Market of

Bursa Malaysia Securities Berhad;  Authority shall

continue in force until the conclusion of the next

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AIXTRON AG, AACHEN

  TICKER:                  N/A                 CUSIP:   D0198L143

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the reports

 pursuant to Sections 289(4), 289(5) and 315(4) of

the German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 42,461,136.30 as follows:

 Payment of a dividend of EUR 0.15 per no-par share

entitled to dividend EUR 27,361,059.75 shall be

carried forward Ex-dividend and payable date: 19 MAY

2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Director's

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Resolution on the approval of the                 ISSUER            YES             FOR                  FOR

remuneration system for the Board of Managing

Director's

PROPOSAL #6.: Appointment of auditors for the 2010 FY        ISSUER            YES             FOR                  FOR

 Deloitte + Touche GmbH, Dusseldorf

PROPOSAL #7.: Authorization to acquire own shares The        ISSUER            YES             FOR                  FOR

 company shall be authorized to acquire own shares of

 up to 10 pct. of its share capital, at a price not

differing more than 10 pct. from the market price of

the shares, on or before 17 MAY 2015. The Board of

MDs shall be authorized to use the shares within the

scope of the company's stock option plans 2002 and

2007, to dispose of the shares in a manner other than

 the stock exchange or an offer to all shareholders

if the shares are sold at a price not materially

below their market price, to use the shares for

satisfying conversion or option rights, or in

connection with mergers and acquisitions, and to

PROPOSAL #8.: Resolution on the creation of an                   ISSUER            YES         AGAINST           AGAINST

authorized capital I and the corresponding amendment

to the articles of association The Board of Managing

Director's shall be authorized, with the consent of

the Supervisory Board, to increase the share capital

by up to EUR 40,266,870 through the issue of new

registered no-par shares against payment in cash

and/or kind, on or before 17 MAY 2015, shareholders

shall be granted subscription rights except for

residual amounts and for the issue of shares against

payment in kind; resolution on the creation of an

authorized capital I and the corresponding amendment

to the Articles of Association amendment to Section

4(2.1) of the Articles of Association

PROPOSAL #9.: Resolution on the creation of an                   ISSUER            YES         AGAINST           AGAINST

authorized capital II and the corresponding amendment

 to the articles of association The Board of MDs

shall be authorized, with the consent of the

Supervisory Board, to increase the share capital by

up to EUR 10,066,717 through the issue of new

registered no-par shares against payment in cash, on

or before 17 MAY 2015 shareholders shall be granted

subscription rights except for residual amounts, for

the granting of such rights to holders of option or

conversion rights, and for the issue of shares at a

price not materially below their market price; on the

 creation of an authorized capital II and the

corresponding amendment to the Articles of

Association amendment to Section 4(2.2) of the

PROPOSAL #10.: Resolution on the authorization to              ISSUER            YES         AGAINST           AGAINST

issue convertible and/or war-rant bonds, the creation

 of contingent capital, and the corresponding

amendment to the articles of association a) the Board

 of Managing Director's shall be authorized, with the

 consent of the Supervisory Board, to issue bonds of

up to EUR 1,200,000,000 conferring conversion and/or

option rights for shares of the company, on or before

 17 May 2015, Shareholders shall be granted

subscription rights except for the issue of bonds

conferring conversion and/or option rights for shares

 of the Company of up to 10% of the share capital at

a price not materially below their theoretical market

 value, for residual amounts, and for the granting of

 such rights to holders of conversion or option

rights b) the existing authorization given by the

shareholders' meetings of 22 MAY 2007 and 14 MAY 2008

 to issue bonds and create a corresponding contingent

 capital I 2007 shall be revoked; c) the Company's

share capital shall be increased by up to EUR

40,266,870 through the issue of up to 40,266,870 new

registered no-par shares, insofar as conversion

and/or option rights are exercised [contingent

capital 2010]; d) amendment to Section 4(2.4) of the

Articles of Association

PROPOSAL #11.: Amendments to the Articles of                       ISSUER            YES             FOR                  FOR

Association in accordance with the Law on the

Implementation of the shareholder rights directive

(ARUG) a) Section 19, in respect of the shareholders'

 meeting being convened at least 30 days prior to the

 meeting b) Section 20(2), in respect of shareholders

 seeking to attend the shareholders' meeting being

required to register with the Company at least 6 days

 prior to the meeting c) Section 20(4), in respect of

 the Board of Managing Director's being authorized to

 permit shareholders to participate in the

shareholders' meeting by the use of electronic means

of communication Section 21(4), in respect of the

Chairman of the shareholders' meeting being

authorized to permit the audiovisual transmission of

the shareholders' meeting Section 23(2), in respect

of proxy-voting instructions being issued in written

form Section 23(3), in respect of the Board of

Managing Director's being authorized to permit

shareholders to absentee vote at the shareholders'

PROPOSAL #12.: Approval of the transformation of the         ISSUER            YES             FOR                  FOR

company into a European company (Societas Europaea)

The Company shall be transformed into a European

company by the name of AIXTRON SE the first

Supervisory Board of AIXTRON SE shall comprise the

following Members: Kim Schindelhauer - Holger

Juergensen - Ruediger von Rosen Joachim Simmross -

Karl-Hermann Kuklies - Wolfgang Blaettchen, Auditors

for the first FY of AIXTRON SE shall be: Deloitte +

Touche GmbH, Dusseldorf

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AJ LUCAS GROUP LIMITED

  TICKER:                  N/A                 CUSIP:   Q01708108

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Andrew Lukas as a Director of         ISSUER            YES         AGAINST           AGAINST

the Company, who retires by rotation in accordance

with Clause 10.2 of the Company's Constitution

PROPOSAL #2.: Adopt the remuneration report of the            ISSUER            YES         AGAINST           AGAINST

FYE 30 JUN 2009

PROPOSAL #3.: Authorize the Company, for the purpose         ISSUER            YES             FOR                  FOR

of section 257C of the Corporations Act 2001 and all

other purposes, to buy-back up to 20% of the

Company's shares during the 12 months from the date

of the AGM on the terms as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AJISEN (CHINA) HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G0192S109

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited                          ISSUER            YES             FOR                  FOR

consolidated financial statements of the Company and

the reports of the Directors and Auditors for the YE

31 DEC 2009

PROPOSAL #2: Declare a final dividend and a special          ISSUER            YES             FOR                  FOR

dividend for the YE 31 DEC 2009

PROPOSAL #3.a.1: Re-election of Mr. Yin Yibing  as a         ISSUER            YES             FOR                  FOR

 Director of the Company

PROPOSAL #3.a.2: Re-election of Mr. Wong Hin Sun,              ISSUER            YES         AGAINST           AGAINST

Eugene as a Director of the Company

PROPOSAL #3.a.3: Re-election of Mr. Jen Shek Voon as         ISSUER            YES             FOR                  FOR

a Director of the Company

PROPOSAL #3.b: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the remuneration of the Directors

PROPOSAL #4: Re-appointment of  Deloitte Touche                 ISSUER            YES             FOR                  FOR

Tohmatsu as Auditors and authorize the Board of

Directors to fix their remuneration

PROPOSAL #5.a: Approve to give a general mandate to          ISSUER            YES             FOR                  FOR

the Directors to allot, issue and deal with

additional shares not exceeding 20% of the issued

share capital of the Company

PROPOSAL #5.b: Approve to give a general mandate to          ISSUER            YES             FOR                  FOR

the Directors to repurchase shares not exceeding 10%

of the issued share capital of the Company

PROPOSAL #5.c: Approve to extend the authority given         ISSUER            YES             FOR                  FOR

to the Directors pursuant to ordinary resolution no.

5(A) to issue shares by adding to the issued share

capital of the Company the number of shares

repurchased under ordinary resolution No. 5(B)

PROPOSAL #s.6: Approve the amendments to the Articles        ISSUER            YES             FOR                  FOR

 of Association of the Company; and adopt the amended

 and restated memorandum and Articles of Association

of the Company,  incorporating all of the proposed

amendments under this resolution as the new

memorandum and Articles of Association of the Company

 in substitution for the existing memorandum and

Articles of Association of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AKCANSA CIMENTO SANAYI VE TICARET AS

  TICKER:                  N/A                 CUSIP:   M03343122

  MEETING DATE:      3/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and forming the Presidency of            ISSUER             NO              N/A                  N/A

Board

PROPOSAL #2: Authorize the Board members to sign the         ISSUER             NO              N/A                  N/A

minutes of meeting

PROPOSAL #3: Receive the reports of Board Members,            ISSUER             NO              N/A                  N/A

Auditors and the Independent Audit firm

PROPOSAL #4: Approve to inform the shareholders about        ISSUER             NO              N/A                  N/A

 donations

PROPOSAL #5: Approve the balance sheet and                          ISSUER             NO              N/A                  N/A

profit/loss report and to take decision for dividend

PROPOSAL #6: Approve the waiver of the rights against        ISSUER             NO              N/A                  N/A

 and releasing from the Board of Directors and

Internal Auditors from its responsibilities regarding

 the year of 2009

PROPOSAL #7: Approve to determine the wages of Board         ISSUER             NO              N/A                  N/A

Members and the Auditors

PROPOSAL #8: Approve the appointment of Board Members        ISSUER             NO              N/A                  N/A

PROPOSAL #9: Election of Auditors and approve to                ISSUER             NO              N/A                  N/A

determine their terms of Office

PROPOSAL #10: Approve the Independent Audit Firm                ISSUER             NO              N/A                  N/A

PROPOSAL #11: Approve to permit the Board Members as         ISSUER             NO              N/A                  N/A

per Items 334 and 335 of TCC

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AKEBONO BRAKE INDUSTRY CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J01050103

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Approve Reduction of Legal Reserve                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.: Amend Articles to: Increase Auditors            ISSUER            YES             FOR                  FOR

Board Size to 5

PROPOSAL #4.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #5.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #5.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Issuance of Stock Acquisition Rights            ISSUER            YES         AGAINST           AGAINST

for the Purpose of Share-Based Payment Stock Options

PROPOSAL #7.: Continuation of Policy toward Bulk                ISSUER            YES         AGAINST           AGAINST

Purchase of Shares and Other Securities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AKENERJI ELEKTRIK URETIM A.S., ISTANBUL

  TICKER:                  N/A                 CUSIP:   M0369N100

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the assembly, election of the        ISSUER             NO              N/A                  N/A

 Chairmanship and authorize the Chairmanship to sign

the minutes of the assembly

PROPOSAL #2: Ratify the Board of Directors' activity         ISSUER             NO              N/A                  N/A

report, Auditors' report, Independent Auditing

Company's report as well as of the balance sheet and

income statement of year 2009; discussion and taking

decision on the Board of Directors' proposal

concerning distribution of profits and on Company's

policy on distribution of profit

PROPOSAL #3: Grant discharge to the members of the            ISSUER             NO              N/A                  N/A

Board of Directors and Auditors

PROPOSAL #4: Election of the members of the Board of         ISSUER             NO              N/A                  N/A

Directors and Auditors and approve to determine their

 term in office and remuneration and authorize the

members of the Board of Directors to participate in

activities indicated in the Articles 334 and 335 of

the Turkish Trade Code

PROPOSAL #5: Ratify the Board of Directors'                        ISSUER             NO              N/A                  N/A

resolution concerning the election of Independent

PROPOSAL #6: Giving information to the shareholders          ISSUER             NO              N/A                  N/A

about the donations and grants given by our Company

across the year and about the transactions held

between related parties, in accordance with capital

market Board's Communique Serial IV No: 41

PROPOSAL #7: Amend the Article 4 [titled 'purpose and        ISSUER             NO              N/A                  N/A

 subject matter'], of the Article13 [titled

'collateral conditions'],of the Article32 [ titled

'legal provisions'], of the title of the Chapter II

regarding capital and shares, of the title of the

Chapter III regarding kind of the shares and equity

securities and annulment of the Article 9 [ titled

'kind of the shares and ownership of coupons'] of the

 Articles of Association, in accordance with capital

market Board's writing dated 06 NOV 2009, No: 28/780

and resolution dated 09 SEP 2009, No: 28/780,

provided that capital market Board's, ministry of

industry and trade's and energy market regulatory

authority''S necessary permissions will be provided

by the Company until the meeting date

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AKER ASA

  TICKER:                  N/A                 CUSIP:   R0114P108

  MEETING DATE:      4/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the AGM and election of a              ISSUER            YES             FOR                  FOR

person to co-sign the meeting minutes along with the

meeting chair

PROPOSAL #2.1: Approve the presentation of business          ISSUER            YES             FOR                  FOR

activities

PROPOSAL #2.2: Approve the 2009 annual accounts of            ISSUER            YES             FOR                  FOR

Aker Asa and consolidated accounts of the 2009 Board

of Directors report

PROPOSAL #2.3: Approve to determine the Board Members        ISSUER            YES         AGAINST           AGAINST

 remuneration

PROPOSAL #2.4: Approve to determine the  Nomination          ISSUER            YES             FOR                  FOR

Committee members remuneration

PROPOSAL #2.5: Approve the Auditors fee                                ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Approve the handling of the Board of          ISSUER            YES             FOR                  FOR

Directors statement on the determination of salary

and other remuneration to leading employees of the

PROPOSAL #2.7: Election of Board Members                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.8: Election of the Nomination Committee          ISSUER            YES             FOR                  FOR

Members

PROPOSAL #2.9: Approve the reduced the notice period         ISSUER            YES         AGAINST           AGAINST

for EGM

PROPOSAL #3: Amend the Article of Association                      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Grant authority to acquire Company shares      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AKSIGORTA A S

  TICKER:                  N/A                 CUSIP:   M0376Z104

  MEETING DATE:      1/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and formation of the Board                  ISSUER             NO              N/A                  N/A

PROPOSAL #2: Authorize the Board to sign the minutes         ISSUER             NO              N/A                  N/A

of the meeting

PROPOSAL #3: Approve the deliberation on the balance         ISSUER             NO              N/A                  N/A

sheet and the income table dated 30 JUN 2009 that

will be taken as basis for the partial split off

PROPOSAL #4: Approve to inform the shareholders on            ISSUER             NO              N/A                  N/A

the report of the expert panel dated 13 OCT 2009 that

 has been assigned by the resolution dated 28 SEP

2009 of the Beyoglu 1st Commercial Court of First

Instance with Basis No: 2009/184 and Resolution No:

2009/184 on the subject of split off

PROPOSAL #5: Approve to attest the Split Off                       ISSUER             NO              N/A                  N/A

Agreement that has been signed for the transfer,

through partial split-off and in the form of real

capital, to the Company Haci Omer Sabanci Holding

Anonim Sirketi of the share certificates of the

Companies Akbank Turk Anonim Sirketi and Avivasa

Emeklilik Ve Hayat Anonim Sirketi that are included

in the Company's subsidiary portfolio

PROPOSAL #6: Approve to resolve the partial split              ISSUER             NO              N/A                  N/A

off, to the Company Haci Omer Sabanci Holding Anonim

Sirketi of the share certificates of the Companies

Akbank Turk Anonim Sirketi and Avivasa Emeklilik Ve

Hayat Anonim Sirketi that are included in the

Company's subsidiary portfolio

PROPOSAL #7: Amend the 8th Article of the Company's          ISSUER             NO              N/A                  N/A

Articles of Association : capital through partial

split off

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AKSIGORTA A S

  TICKER:                  N/A                 CUSIP:   M0376Z104

  MEETING DATE:      4/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and election of the Presidential        ISSUER             NO              N/A                  N/A

 Board

PROPOSAL #2: Authorize the Chairmanship to sign the          ISSUER             NO              N/A                  N/A

minutes of the meeting

PROPOSAL #3: Receive the reports of the Board of                ISSUER             NO              N/A                  N/A

Directors and the Auditors

PROPOSAL #4: Approve the balance sheet and income              ISSUER             NO              N/A                  N/A

statements, the acceptance or rejection of the profit

 distribution proposal

PROPOSAL #5: Approve the presentation of information         ISSUER             NO              N/A                  N/A

to the shareholders about the donations and

contributions during year 2009

PROPOSAL #6: Approve the presentation of information         ISSUER             NO              N/A                  N/A

to the shareholders about the assurances given to the

 third parties

PROPOSAL #7: Approve to absolve the members of the            ISSUER             NO              N/A                  N/A

Board of Directors and the Auditors

PROPOSAL #8: Approve the assignment of the                          ISSUER             NO              N/A                  N/A

Independent Auditing Company

PROPOSAL #9: Authorize the Chairman and Board Members        ISSUER             NO              N/A                  N/A

 to make written proceedings on Articles 334 and 335

of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AKSIGORTA AS

  TICKER:                  N/A                 CUSIP:   M0376Z104

  MEETING DATE:      8/27/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening and forming the Presidency of          ISSUER             NO              N/A                  N/A

the Board

PROPOSAL #2.: Authorize the Board of Directors to              ISSUER             NO              N/A                  N/A

sign the minutes of the meeting

PROPOSAL #3.: Authorize the Board of Directors as per        ISSUER             NO              N/A                  N/A

 transfer of shares from Akbank Turk Anonim Sirketi

and Avivasa Emeklilik Ve Hayat Anonim Sirketi to Haci

 Omer Sabanci Holding Anonim Sirketi

PROPOSAL #4.: Approve the deciding on assigning new          ISSUER             NO              N/A                  N/A

Board Members

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALAMOS GOLD INC

  TICKER:                  N/A                 CUSIP:   011527108

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to set the number of Directors         ISSUER            YES             FOR                  FOR

at seven

PROPOSAL #2.1: Election of Mark Wayne as a Director,         ISSUER            YES             FOR                  FOR

and to fix their terms of office

PROPOSAL #2.2: Election of John A. McCluskey as a              ISSUER            YES             FOR                  FOR

Director, and to fix their terms of office

PROPOSAL #2.3: Election of Leonard Harris as a                   ISSUER            YES             FOR                  FOR

Director, and to fix their terms of office

PROPOSAL #2.4: Election of James M. McDonald as a              ISSUER            YES             FOR                  FOR

Director, and to fix their terms of office

PROPOSAL #2.5: Election of David Gower as a Director,        ISSUER            YES             FOR                  FOR

 and to fix their terms of office

PROPOSAL #2.6: Election of Eduardo Luna as a                       ISSUER            YES             FOR                  FOR

Director, and to fix their terms of office

PROPOSAL #2.7: Election of Paul J. Murphy as a                   ISSUER            YES             FOR                  FOR

Director, and to fix their terms of office

PROPOSAL #3.: Appointment of Ernst & Young LLP as the        ISSUER            YES             FOR                  FOR

 Auditors of the Corporation for the ensuing year and

 authorize the Directors to fix their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALAPIS HOLDING INDUSTRIAL AND COMMERCIAL SA OF PHA

  TICKER:                  N/A                 CUSIP:   X9269X124

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the FY 2009 parent and                       ISSUER             NO              N/A                  N/A

consolidated financial statements, submission and

approval of the relevant Board of Directors and

Auditors reports

PROPOSAL #2.: Approve the profit appropriation for            ISSUER             NO              N/A                  N/A

the year 2009 and dividend distribution

PROPOSAL #3.: Approve the waiver of liability of the         ISSUER             NO              N/A                  N/A

Board of Directors and the Auditors for the FY 2009

PROPOSAL #4.: Election of Ordinary and Deputy                     ISSUER             NO              N/A                  N/A

Certified Mail Auditors for the year 2010

PROPOSAL #5.: Grant authority, under Article 23 of            ISSUER             NO              N/A                  N/A

codified Law 2190/1920, to the Members of the Board

of Directors and the Company's Managers to

participate in the Management of Companies with

relative business activity

PROPOSAL #6.: Approve the fees and the remuneration          ISSUER             NO              N/A                  N/A

of the Members of the Board of Directors for the FY

2009 and approve to determine their fees and

remuneration for the FY 2010

PROPOSAL #7.: Approve to change the Company's                     ISSUER             NO              N/A                  N/A

registered name by means of deleting the reference to

 the organic products due to the discontinuing of the

 organic products segment operations amendment of

Article 1 of the Company's Articles of Association

and formation into a unified text

PROPOSAL #8.: Amend the Company's scope of business          ISSUER             NO              N/A                  N/A

by means of deleting the organic products segment and

 the addition of the medical and medical equipment

segment amendment of Article 3 of the Company's

Articles of Association and formation into a unified

PROPOSAL #9.: Amend the Article 5 of the Company's            ISSUER             NO              N/A                  N/A

Articles of Association so as to include the share

capital increase that was realized pursuant to the

resolution of the Company's Board of Directors dated

05/08/2009 in accordance to Article 13 Paragraph 1 of

 c.l.2190/1920

PROPOSAL #10.: Approve to increase the Company's                ISSUER             NO              N/A                  N/A

nominal value per share from EUR 0.30 to EUR 2.40 and

 the simultaneous reduction of the Company's

outstanding number of shares reverse split pro rata

81, namely via the reduction of the Company's number

of shares from 1,961,200,440 to 245,150,055 shares

and the corresponding amendment of Article 5 of the

Company's Articles of Association and formation into

a unified text

PROPOSAL #11.: Announcements of several issues                    ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALAPIS S.A

  TICKER:                  N/A                 CUSIP:   X9269X124

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the modification of the                     ISSUER             NO              N/A                  N/A

company' scope by the deletion of biological products

 sector and the addition of medical equipment sector

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALAPIS S.A

  TICKER:                  N/A                 CUSIP:   X9269X124

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to modify the Company's scope by        ISSUER             NO              N/A                  N/A

 the deletion of biological products sector and the

addition of medical equipment sector and relevant

modification of Article 3 of Company's Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALBARAKA TURK KATILIM BANKASI AS

  TICKER:                  N/A                 CUSIP:   M0478U102

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and elect the Presidential Board        ISSUER             NO              N/A                  N/A

PROPOSAL #2: Authorize the Chairman to sign the                 ISSUER             NO              N/A                  N/A

minutes of the meeting

PROPOSAL #3: Approve the activities and accounts of          ISSUER             NO              N/A                  N/A

2009 and the balance sheet and income statements, the

 reading and deliberation of the reports of the Board

 of Directors and the Auditors and the independent

auditing report by the Independent Auditing Company

PROPOSAL #4: Approve the assignment to the Board                ISSUER             NO              N/A                  N/A

membership

PROPOSAL #5: Approve to absolve the Members of the            ISSUER             NO              N/A                  N/A

Board of Directors

PROPOSAL #6: Approve to absolve the Members of the            ISSUER             NO              N/A                  N/A

Auditors

PROPOSAL #7: Approve the profit distribution proposal        ISSUER             NO              N/A                  N/A

 of the Board of Directors for the year 2009

PROPOSAL #8: Authorize the Board Members according to        ISSUER             NO              N/A                  N/A

 the Articles 334 and 335 of the Turkish Commercial

PROPOSAL #9: Approve to present the information to            ISSUER             NO              N/A                  N/A

the general assembly about the profit distribution

policy for year 2010 and following years according to

 the Corporate Governance Principles

PROPOSAL #10: Approve to present the information to          ISSUER             NO              N/A                  N/A

the general assembly about the donations and

contributions to foundations and organizations

PROPOSAL #11: Approve to present the information to          ISSUER             NO              N/A                  N/A

the assembly about the information policy of the

Company

PROPOSAL #12: Approve to present the information to          ISSUER             NO              N/A                  N/A

the assembly about the ethical rules of the Company

PROPOSAL #13: Election of the Independent Auditing            ISSUER             NO              N/A                  N/A

Company

PROPOSAL #14: Wishes and hopes                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALESCO CORPORATION LTD

  TICKER:                  N/A                 CUSIP:   Q01826108

  MEETING DATE:      9/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 31 MAY 2009

PROPOSAL #2.: Re-elect Mr. Robert Murray Aitken as a         ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Article 9.3 of the Company's Constitution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALI CORP

  TICKER:                  N/A                 CUSIP:   Y0034X100

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

 proposed cash dividend: TWD 1.93/share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings and staff bonus

PROPOSAL #B.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.5: Election of five Directors and two              ISSUER            YES         AGAINST           AGAINST

Supervisors

PROPOSAL #B.6: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALIMENTATION COUCHE-TARD INC

  TICKER:                  N/A                 CUSIP:   01626P403

  MEETING DATE:      9/2/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect Messrs. Alain Bouchard, Jacques          ISSUER            YES             FOR                  FOR

D'Amours, Roger Desrosiers, Jean Elie, Richard

Fortin, Melanie Kau, Roger Longpre, Real Plourde,

Jean-Pierre Sauriol and Jean Turmel as the Directors

PROPOSAL #2.: Appoint PricewaterhouseCoopers LLP as          ISSUER            YES             FOR                  FOR

the Auditors of the Corporation for the ensuing year

and authorize the Directors to fix their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALK-ABELLO A/S

  TICKER:                  N/A                 CUSIP:   K03294111

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report on the activities of         ISSUER             NO              N/A                  N/A

the Company

PROPOSAL #2.: Adopt the annual report and grant                 ISSUER            YES             FOR                  FOR

discharge to the Board of Directors and the Board of

Management from their obligations

PROPOSAL #3.: Approve the distribution of income                ISSUER            YES             FOR                  FOR

according to the adopted annual report, including the

 distribution of an ordinary dividend of DKK 5 per

A/B share of DKK 10 each

PROPOSAL #4.: Authorize the Board of Directors for            ISSUER            YES             FOR                  FOR

the period until the next AGM to let the Company

acquire own B shares; such shares may only be

acquired for an amount that can be held within the

Company's free reserves and may, together with the

treasury shares already held by the Company, have a

nominal value of up to 10% of the share capital; the

consideration for such shares may not deviate by more

 than 10% from the official quoted price of the B

shares on NASDAQ OMX Copenhagen A/S on the date of

PROPOSAL #5.a: Approve all proposals from the Board          ISSUER            YES             FOR                  FOR

of Directors for the amendment of Articles of

PROPOSAL #5.b1a: Approve to delete Article 2 as                 ISSUER            YES             FOR                  FOR

specified

PROPOSAL #5.b1b: Amend the Articles 5.2, 5.3, 5.8,            ISSUER            YES             FOR                  FOR

5.10, 5a.2, 5b.3, 6.5 [terms]

PROPOSAL #5.b1c: Amend the Articles 5.a.5, 6.7 and            ISSUER            YES             FOR                  FOR

8.1 [terms]

PROPOSAL #5.b1d: Amend the Articles 6.3                               ISSUER            YES             FOR                  FOR

[Extraordinary Meeting]

PROPOSAL #5.b1e: Amend the Articles 6.4 [Notice of            ISSUER            YES             FOR                  FOR

general meetings]

PROPOSAL #5.b1f: Amend the Article 6.5 [Notice of              ISSUER            YES             FOR                  FOR

general meetings]

PROPOSAL #5.b1g: Amend the Article 6.8 [availability         ISSUER            YES             FOR                  FOR

of information]

PROPOSAL #5.b1h: Amend the Article 6.9 [shareholder          ISSUER            YES             FOR                  FOR

proposals]

PROPOSAL #5.b1i: Approve to delete Article 6.10 and          ISSUER            YES             FOR                  FOR

replace it by Article 6.9

PROPOSAL #5.b1j: Amend the Article 6.14 [availability        ISSUER            YES             FOR                  FOR

 of minutes]

PROPOSAL #5.b1k: Amend the Article 7.1 [record date          ISSUER            YES             FOR                  FOR

and admission cards]

PROPOSAL #5.b1l: Amend the Article 7.4 [proxies and          ISSUER            YES             FOR                  FOR

voting by correspondence]

PROPOSAL #5.b1m: Approve the new Article 8.1                       ISSUER            YES             FOR                  FOR

[electronic communication]

PROPOSAL #5.b1n: Amend the previous Article 8.1                 ISSUER            YES             FOR                  FOR

[electronic communciation]

PROPOSAL #5biia: Amend the Article 5.3 and 5.8 [name         ISSUER            YES             FOR                  FOR

change]

PROPOSAL #5biib: Amend the Article 5.8 [statute                 ISSUER            YES             FOR                  FOR

barring]

PROPOSAL #5biic: Approve the new Article 5a.6-5a.10          ISSUER            YES             FOR                  FOR

[authorization to increase share capital]

PROPOSAL #6: Authorize the Chairman of the general            ISSUER            YES             FOR                  FOR

meeting to make relevant changes to the numbering of

the provisions of the Articles of Association as a

consequence of the amendments to the Articles of

Association that may have been adopted at the AGM;

furthermore, the Chairman of the general meeting is

authorized to make such changes in and supplements to

 the resolutions adopted at the general meeting and

to the notification to the Danish Commerce and

Companies Agency as may be required by the Commerce

and Companies Agency in connection with the

registration of the amendments adopted

PROPOSAL #7.a: Re-elect Jorgen Worning as a Member of        ISSUER            YES             FOR                  FOR

 the Board of Directors

PROPOSAL #7.b: Re-elect Thorleif Krarup as a Member          ISSUER            YES             FOR                  FOR

of the Board of Directors

PROPOSAL #7.c: Re-elect Nils Axelsen as a Member of          ISSUER            YES             FOR                  FOR

the Board of Directors

PROPOSAL #7.d: Re-elect Anders Gersel Pedersen as a          ISSUER            YES             FOR                  FOR

Member of the Board of Directors

PROPOSAL #7.e: Re-elect Brian Petersen as a Member of        ISSUER            YES             FOR                  FOR

 the Board of Directors

PROPOSAL #7.f: Election of Lars Holmkvist as a Member        ISSUER            YES             FOR                  FOR

 of the Board of Directors

PROPOSAL #8.: Re-appoint Deloitte Statsautoriseret            ISSUER            YES             FOR                  FOR

Revisionsaktieselskab of an Auditor

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALLAHABAD BANK

  TICKER:                  N/A                 CUSIP:   Y0031K101

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and adopt the balance sheet,              ISSUER            YES             FOR                  FOR

profit & loss account of the Bank as at and for the

year ended 31 MAR 2010, the report of the Board of

Directors on the working and activities of the Bank

for the period covered by the Accounts and the

Auditor's report on the balance sheet and accounts

PROPOSAL #2: Declare a dividend on equity shares                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of a Director of the Bank from         ISSUER            YES         AGAINST           AGAINST

amongst shareholders (other than Central Government)

of the Bank against the casual vacancy caused by the

ceasation of directorship of Shri Ashok Kumar

Mohapatra and to assume office from the date

following the date of this meeting i.e. Friday,11 JUN

 2010 and to hold office until 29 JUN 2011

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALLIANCE GLOBAL GROUP,INC

  TICKER:                  N/A                 CUSIP:   Y00334105

  MEETING DATE:      10/15/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Call to order                                                     ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.: Approve the certification of the notice        ISSUER            YES         ABSTAIN           AGAINST

 and the quorum

PROPOSAL #3.: Approve the minutes of the annual                 ISSUER            YES             FOR                  FOR

meeting of stockholders held on 16 SEP 2008

PROPOSAL #4.: Receive the report of the Management            ISSUER            YES         ABSTAIN           AGAINST

for year 2008

PROPOSAL #5.: Appoint Punongbayan Araullo as the                ISSUER            YES             FOR                  FOR

Independent Auditors of the Company

PROPOSAL #6.: Ratify the acts of the Board of                     ISSUER            YES             FOR                  FOR

Directors and the Management for the year 2008

PROPOSAL #7.1: Elect Andrew L. Tan as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #7.2: Elect Sergio R. Ortiz-Luis, Jr. as an         ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #7.3: Elect Kingson  U. Sian as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #7.4: Elect Katherine L. Tan as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #7.5: Elect Winston S. Co as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #7.6: Elect Renato M. Piezas as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #7.7: Elect Alejo L. Villanueva, JR. as an          ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #8.: Adjournment                                                         ISSUER            YES         ABSTAIN           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALLIANCE RESOURCES LTD, SOUTHBANK VIC

  TICKER:                  N/A                 CUSIP:   Q02199109

  MEETING DATE:      11/25/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #2.: Re-elect Mr. Tony D. Lethlean as a                ISSUER            YES         AGAINST           AGAINST

Director of the Company, who retires by rotation in

accordance with Rule 58.1 of the Company's

PROPOSAL #3.: Ratify and approve, for the purposes of        ISSUER            YES             FOR                  FOR

 ASX Listing Rule 7.4 and for all other purposes, the

 allotment and issue of 41,077,000 fully paid

ordinary shares at AUD 0.68 each on 03 JUN 2009 to

institutional and sophisticated investors, for the

purposes and on the terms as specified

PROPOSAL #4.: Approve, for the purposes of ASX                   ISSUER            YES             FOR                  FOR

Listing Rule 10.17, Clause 61.1 of the Company's

constitution and for all other purposes, the maximum

sum that may be collectively paid to the Non-

Executive Directors of the Company as fees for their

services as Directors be increased from AUD 250,000

per annum to AUD 400,000 per annum for the period

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALLIANCE RESOURCES LTD, SOUTHBANK VIC

  TICKER:                  N/A                 CUSIP:   Q02199109

  MEETING DATE:      2/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, in accordance with Section            ISSUER            YES             FOR                  FOR

648G(4) of the Corporations Act 2001, to renew the

proportional takeover approval provisions contained

in Clause 23 of the Constitution of the Company for a

 period of 3 years form Wednesday 10 FEB 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALLIED PPTYS REAL ESTATE INVT  TR

  TICKER:                  N/A                 CUSIP:   019456102

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive the report of the Auditor and            ISSUER             NO              N/A                  N/A

audited financial statements of the Trust for the YE

31 DEC 2009

PROPOSAL #1: Election of Gerald R. Connor, Gordon R.         ISSUER            YES             FOR                  FOR

Cunningham, Michael R. Emory, James Griffiths, Robert

 W. Martin, Ralph T. Neville, and Daniel F. Sullivan

as the Trustees of the Trust

PROPOSAL #2: Re-appoint BDO Canada LLP, Chartered              ISSUER            YES             FOR                  FOR

Accountants, as the Auditor of the Trust for the

ensuing year and to authorize the trustees of the

Trust to fix their remuneration

PROPOSAL #3: Approve certain amendments to the                   ISSUER            YES             FOR                  FOR

amended and restated declaration of trust of the

Trust dated 25 OCT 2002, and amended and restated on

06 FEB 2004 and 14 MAY 2008

PROPOSAL #4: Approve the certain amendments to the            ISSUER            YES             FOR                  FOR

long term incentive plan of the Trust

PROPOSAL #5: Approve the certain amendments to the            ISSUER            YES             FOR                  FOR

unit option plan of the Trust

PROPOSAL #6: Ratify and approve the rights plan of            ISSUER            YES             FOR                  FOR

the Trust, as specified

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALLREAL HOLDING AG, BAAR

  TICKER:                  N/A                 CUSIP:   H0151D100

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company report, the                     ISSUER            YES             FOR                  FOR

financial report and the group financial report for

2009 application

PROPOSAL #2.: Approve the allocation of net profit            ISSUER            YES             FOR                  FOR

2009 application

PROPOSAL #3.: Grant discharge to the Supervisory                ISSUER            YES             FOR                  FOR

Board and the Corporate Management

PROPOSAL #4.: Election of the Auditing Agency                      ISSUER            YES             FOR                  FOR

PROPOSAL #5.1: Amend the Articles of Association:              ISSUER            YES         AGAINST           AGAINST

allocation of approved stock

PROPOSAL #5.2: Amend the Articles of Association:              ISSUER            YES             FOR                  FOR

shares application Article 5 of the Statutes will be

amended

PROPOSAL #5.3: Amend the Articles of Association:              ISSUER            YES             FOR                  FOR

eligibility and term of mandate application Article

17 of the Statutes will be amended

PROPOSAL #5.4: Amend the Articles of Association:              ISSUER            YES             FOR                  FOR

acquisition of assets, assets in kind application

Article 36-40 of the Statues will be cancelled and

the following Articles 41 and 42 will be newly listed

 as Articles 36 and 37 of the Statues

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALM. BRAND A/S, KOBENHAVN

  TICKER:                  N/A                 CUSIP:   K3513M103

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #a: Approve the presentation of the annual          ISSUER            YES             FOR                  FOR

report for adoption and grant discharge to the Board

of Directors and the Management Board from liability

PROPOSAL #b: Approve the distribution of profit or            ISSUER            YES             FOR                  FOR

covering of loss, as the case may be, in accordance

with the annual report

PROPOSAL #c: Authorize to acquire treasury shares               ISSUER            YES             FOR                  FOR

PROPOSAL #d: Election of members to the Board of                ISSUER            YES             FOR                  FOR

Directors and their alternates

PROPOSAL #e: Appointment of Auditors                                     ISSUER            YES             FOR                  FOR

PROPOSAL #f: Amend the Articles 1.2, 3.8, 4.1, 4.2,          ISSUER            YES             FOR                  FOR

5.1, 5.3, 5.4, 5.5, 5.6, 8.1, 8.2 and 8.3 of the

Company's Articles of Association

PROPOSAL #g: Any other business                                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALMA MEDIA CORPORATION

  TICKER:                  N/A                 CUSIP:   X0083Q106

  MEETING DATE:      3/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Calling the meeting to order                             ISSUER             NO              N/A                  N/A

PROPOSAL #3: Election of persons to scrutinize the            ISSUER             NO              N/A                  N/A

minutes and to supervise the counting

PROPOSAL #4: Recording the legality of the meeting             ISSUER             NO              N/A                  N/A

PROPOSAL #5: Recording the attendance at the meeting         ISSUER             NO              N/A                  N/A

and adoption of the list of votes

PROPOSAL #6: Presentation of the financial                          ISSUER             NO              N/A                  N/A

statements, the report of the Board of Directors and

the Auditors' report for the year 2009

PROPOSAL #7: Adopt the accounts                                              ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve to pay a dividend of EUR 0.40            ISSUER            YES             FOR                  FOR

per share

PROPOSAL #9: Grant discharge from liability                         ISSUER            YES             FOR                  FOR

PROPOSAL #10: Approve the remuneration of the Board          ISSUER            YES             FOR                  FOR

Members

PROPOSAL #11: Approve the number of the Board Members        ISSUER            YES             FOR                  FOR

PROPOSAL #12: Re-election of Messrs. L. Helve, S.              ISSUER            YES             FOR                  FOR

Paatelainen, E. Solja, K. Seikku, C. Stackelberg-

Hammaren, K. Stadigh and H. Suutari to the Board

PROPOSAL #13: Approve the remuneration of the Auditor        ISSUER            YES             FOR                  FOR

PROPOSAL #14: Election of the Auditor                                    ISSUER            YES             FOR                  FOR

PROPOSAL #15: Amend the Article 8 of Articles of                ISSUER            YES             FOR                  FOR

Association

PROPOSAL #16: Authorize the Board to decide on                   ISSUER            YES             FOR                  FOR

acquiring Company's own shares

PROPOSAL #17: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALMIRALL SA, BARCELONA

  TICKER:                  N/A                 CUSIP:   E7131W101

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts of Almirall,        ISSUER            YES             FOR                  FOR

 SA for the year 2009 and the related report of

management

PROPOSAL #2: Approve the consolidated financial                 ISSUER            YES             FOR                  FOR

statements of group which Almirall, SA is dominant

society, for the year 2009 and the related report of

management

PROPOSAL #3: Approve the social management during 2009      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the application of the result of        ISSUER            YES             FOR                  FOR

 the FY 2009

PROPOSAL #5: Re-election of De Auditores De Cuentas          ISSUER            YES             FOR                  FOR

De Almirall, S.A.

PROPOSAL #6: Re-election of Statutory Auditors of the        ISSUER            YES             FOR                  FOR

 consolidated group of which is dominant Company

Almirall, SA

PROPOSAL #7: Authorize the Board of Management for            ISSUER            YES             FOR                  FOR

development, interpretation, correction and

enforcement of the agreements of the general meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALONY HETZ PROPERTIES & INVESTMENTS LTD, RAMAT HAK

  TICKER:                  N/A                 CUSIP:   M0867F104

  MEETING DATE:      3/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appointment of Mr. Yarom Ariav as an            ISSUER             NO              N/A                  N/A

external  Director for a statutory 3 year period in

place  of David Brodet whose statutory period has

expired

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALPEN CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J01219104

  MEETING DATE:      9/25/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                     ISSUER            YES             FOR                  FOR

Revisions Related to Dematerialization of Shares and

the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Directors and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALPHA NETWORKS INC

  TICKER:                  N/A                 CUSIP:   Y0093T107

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2009 business operations        ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: To report the status of joint-venture         ISSUER             NO              N/A                  N/A

in People's Republic of China

PROPOSAL #A.4: To report the status of endorsement            ISSUER             NO              N/A                  N/A

and guarantee

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

cash dividend: TWD 1.3 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve to empower to invest in                   ISSUER            YES             FOR                  FOR

People's republic of China

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.7: Election of Harrison Chang as a                   ISSUER            YES         AGAINST           AGAINST

Director [Shareholder No 754]

PROPOSAL #B.8: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.9: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALPINE ELECTRONICS,INC.

  TICKER:                  N/A                 CUSIP:   J01134105

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALSTOM PROJECTS INDIA LTD

  TICKER:                  N/A                 CUSIP:   Y0003P112

  MEETING DATE:      7/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the balance         ISSUER            YES         ABSTAIN           AGAINST

sheet as at 31 MAR 2009 and the profit and loss

account for the YE on that date and the reports of

the Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares               ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.: Re-appoint Dr. Uddesh Kohli as a                   ISSUER            YES         ABSTAIN           AGAINST

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Pedro Sole as a                       ISSUER            YES         ABSTAIN           AGAINST

Director, who retires by rotation

PROPOSAL #5.: Appoint Pricewaterhouse, Chartered                ISSUER            YES         ABSTAIN           AGAINST

Accountants as the Auditors of the Company and

authorize the Board of Directors to fix their

remuneration

PROPOSAL #6.: Appoint Mr. Dominique Pouliquen as a            ISSUER            YES         ABSTAIN           AGAINST

Director of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALSTRIA OFFICE REIT-AKTIENGESELLSCHAFT, HAMBURG

  TICKER:                  N/A                 CUSIP:   D0378R100

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, the reports

pursuant to Sections 289(4) and 315(4) of the German

Commercial Code, and the proposal of the Board of

Managing Directors on the appropriation of the

distributable profit

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 28,500,000 as follows:

Payment of a dividend of EUR 0.50 per no-par share

EUR 501,187 shall be carried forward Ex-dividend and

payable date: 17 JUN 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Approval of the new compensation system        ISSUER            YES             FOR                  FOR

 for the Board of Managing Directors

PROPOSAL #6.: Appointment of auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: PricewaterhouseCoopers AG, Berlin

PROPOSAL #7.: Renewal of the authorization to acquire        ISSUER            YES         AGAINST           AGAINST

 own shares, the Company shall be authorized to

acquire own shares of up to 10% of its share capital,

 at prices neither more than 10% above nor more than

20% below the market price of the shares, on or

before 15 JUN 2015; the Board of Managing Directors

shall be authorized to sell the shares on the stock

exchange or to offer them to all shareholders,

dispose of the shares in a manner other than the

stock exchange or an offer to all shareholders if the

 shares are sold at a price not materially below

their market price, to use the shares in connection

with mergers and acquisitions, as employee shares, or

 for satisfying conversion or option rights, and to

use the shares within the scope of the Company's

stock option plan and the convertible profit-sharing

rights program, the Board of Managing Directors shall

 also be authorized to retire the shares

PROPOSAL #8.: Reduction of the contingent capital II:        ISSUER            YES             FOR                  FOR

 a) the authorization given by the shareholders'

meeting of 15 MAR 2007, to issue stock options shall

be revoked; b) the contingent capital II created in

connection with the abovementioned authorization

shall be reduced to EUR 515,625

PROPOSAL #9.: Resolution on the authorization to                ISSUER            YES             FOR                  FOR

issue convertible bonds, warrant bonds, profit-

sharing rights and/or participating bonds (together:

'bonds'), the creation of contingent capital, and the

 corresponding amendment to the Articles of

Association - the Board of Managing Directors shall

be authorized, with the consent of the Supervisory

Board, to issue bearer and/or registered bonds of up

to EUR 400,000,000, conferring conversion and/or

option rights for shares of the Company, on or before

 15 JUN 2015; shareholders shall be granted

subscription rights except for residual amounts, for

the granting of such rights to other bondholders, and

 for the issue of bonds conferring conversion and/or

option rights for shares of the Company of up to 10%

of the share capital if such bonds are issued at a

price not materially below their theoretical market

value; shareholders' subscription rights shall also

be excluded for the issue of profit-sharing rights

and/or participating bonds without conversion or

option rights but with debenture-like features - the

existing authorization given by the shareholders'

meeting of 10 JUN 2009 (items 8a and 8b), to issue

bonds shall be revoked, in connection with the

abovementioned authorization, the Company's share

capital shall be increased by up to EUR 26,500,000

through the issue of up to 26,500,000 new bearer no-

par shares, insofar as conversion and/or option

rights are exercised - the existing contingent

capitals 2009/A and 2009/B shall be revoked

PROPOSAL #10.: Resolution in connection with the                ISSUER            YES             FOR                  FOR

Company's Articles of Association, the Articles of

Association of the Company are recorded in German and

 English, as only the German version is binding, the

English version shall no longer be an obligatory

component of the Company's Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALTEK CORPORATION

  TICKER:                  N/A                 CUSIP:   Y0094P104

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2009 business operations        ISSUER             NO              N/A                  N/A

 and financial statements

PROPOSAL #A.2: To report the audited reports                       ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: To report the status of corporate bonds      ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: To report the status of endorsement,          ISSUER             NO              N/A                  N/A

guarantee and monetary loans

PROPOSAL #A.5: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2.8 per share, proposed

stock dividend:20

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings and staff bonus

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monitory loans, endorsement and guarantee

PROPOSAL #B.5: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.6: Other issues                                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALTEN, BOULOGNE-BILLANCOURT

  TICKER:                  N/A                 CUSIP:   F02626103

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the annual accounts and                   ISSUER            YES             FOR                  FOR

transactions for the YE 2009 and grant discharge to

the Directors

PROPOSAL #O.2: Approve the allocation of result                  ISSUER            YES             FOR                  FOR

PROPOSAL #O.3: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

the YE 2009

PROPOSAL #O.4: Approve the special report by the                ISSUER            YES         AGAINST           AGAINST

Statutory Auditors covering regulated agreements and

commitments; approve and ratify these agreements,

regulated by Articles L. 225-38 et seq. of the Code

de Commerce

PROPOSAL #O.5: Approve the renewal of Mr. Gerald                ISSUER            YES         AGAINST           AGAINST

Attia's appointment as the Director

PROPOSAL #O.6: Approve the redemption by the Company         ISSUER            YES             FOR                  FOR

of its own shares

PROPOSAL #E.7: Authorize the Board of Directors, for         ISSUER            YES             FOR                  FOR

the purpose of canceling shares redeemed by the

Company pursuant to the scheme set out in Articles L.

 225-209 of the Code de Commerce

PROPOSAL #E.8: Approve the delegation of powers for          ISSUER            YES         AGAINST           AGAINST

the purpose of issuing share subscription warrants

reserved for a category of persons

PROPOSAL #E.9: Grant authority for the purpose of              ISSUER            YES         AGAINST           AGAINST

allocating shares free of charge to salaried members

of staff and or certain Executive Directors

PROPOSAL #E.10: Approve the delegation of powers for         ISSUER            YES             FOR                  FOR

the purpose of making a capital increase reserved for

 Members of a Corporate PEP

PROPOSAL #E.11: Approve to bring Article 13.2 of the         ISSUER            YES             FOR                  FOR

Company's Articles of Association into line with the

provisions of Article L.225-110 of the Code de

PROPOSAL #E.12: Adopt the Company's Articles of                 ISSUER            YES         AGAINST           AGAINST

Association, as amended

PROPOSAL #E.13: Approve the powers for the necessary         ISSUER            YES             FOR                  FOR

legal formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALTRAN TECHNOLOGIES SA, PARIS

  TICKER:                  N/A                 CUSIP:   F02646101

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve of the financial statements            ISSUER            YES             FOR                  FOR

for the FYE 31 DEC 2009

PROPOSAL #O.2: Approve of the consolidated financial         ISSUER            YES             FOR                  FOR

statements for the FYE 31 DEC 2009

PROPOSAL #O.3: Approve the allocation of income for          ISSUER            YES             FOR                  FOR

the FYE 31 DEC 2009

PROPOSAL #O.4: Approve of the agreements pursuant to         ISSUER            YES             FOR                  FOR

Article L.225-38 of the Commercial Code

PROPOSAL #O.5: Approve to renew the term of a                     ISSUER            YES             FOR                  FOR

Principal Statutory Auditor: cabinet Deloitte &

Associes

PROPOSAL #O.6: Approve to renew the term of a Deputy         ISSUER            YES             FOR                  FOR

Statutory Auditor: cabinet BEAS

PROPOSAL #O.7: Approve the determination of the                 ISSUER            YES             FOR                  FOR

amount for the attendance allowances

PROPOSAL #O.8: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

allow the Company to purchase its own shares

PROPOSAL #E.9: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

increase the share capital by incorporation of

premiums, reserves or profits

PROPOSAL #E.10: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue shares and securities giving access to the

capital of the Company with preferential subscription

 rights of the shareholders

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue shares and securities giving access to the

capital of the Company with cancellation of

preferential subscription rights of the shareholders,

 by way of public offers

PROPOSAL #E.12: Authorize the Board of Directors in          ISSUER            YES             FOR                  FOR

the event of issuance by way of public offer, with

cancellation of preferential subscription rights of

the shareholders, of shares and securities giving

access to the capital of the Company, to set the

issue price according to the terms determined by the

general meeting

PROPOSAL #E.13: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue, by way of offers pursuant to Article L.411-2,

II of the Monetary and Financial Code, shares of the

Company and securities giving access to the capital

of the Company with cancellation of preferential

subscription rights of the shareholders

PROPOSAL #E.14: Authorize the Board of Directors in          ISSUER            YES             FOR                  FOR

the event of issuance by way of offers pursuant to

Article L.411-2, II of the Monetary and Financial

Code, of shares and securities giving access to the

capital of the Company, to set the issue price

according to the terms determined by the general

meeting

PROPOSAL #E.15: Authorize the Board of Directors in          ISSUER            YES             FOR                  FOR

the event of capital increase with or without

preferential subscription rights to increase the

number of issuable securities

PROPOSAL #E.16: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

carry out issuance of shares and securities giving

access to the capital of the Company, within the

limit of 10% of the share capital, in consideration

for the contribution in kind granted to the Company

PROPOSAL #E.17: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue shares and/or securities giving access to the

capital of the Company, in case of public exchange

offer initiated by the Company

PROPOSAL #E.18: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

carry out capital increases reserved for employees of

 the Company and companies of the Group Altran, who

are Members of a Company Savings Plan

PROPOSAL #E.19: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue securities giving right to the allotment of

debt securities

PROPOSAL #E.20: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce the share capital of the Company by

cancellation of shares

PROPOSAL #E.21: Approve the powers for the formalities      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ALTRI SGPS SA

  TICKER:                  N/A                 CUSIP:   X0142R103

  MEETING DATE:      5/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Management report and                   ISSUER             NO              N/A                  N/A

accounts for 2009

PROPOSAL #2: Approve the Management and consolidated         ISSUER             NO              N/A                  N/A

accounts for 2009

PROPOSAL #3: Approve the application of results                  ISSUER             NO              N/A                  N/A

PROPOSAL #4: Approve the general appraisal of the              ISSUER             NO              N/A                  N/A

administration e fiscalization of the society

PROPOSAL #5: Approve the declaration of the                        ISSUER             NO              N/A                  N/A

Remuneration Committee about the remuneration policy

of the social organs

PROPOSAL #6: Approve the acquisition and alienation          ISSUER             NO              N/A                  N/A

of own shares

PROPOSAL #7: Approve the change of Article 4 No.1 of         ISSUER             NO              N/A                  N/A

Society's Deed

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMANO CORPORATION

  TICKER:                  N/A                 CUSIP:   J01302108

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMBASSADOR HOTEL (TAIWAN)

  TICKER:                  N/A                 CUSIP:   Y0100V103

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.2 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Other issues and extraordinary motions        ISSUER            YES             FOR               AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMER SPORTS CORPORATION, HELSINKI

  TICKER:                  N/A                 CUSIP:   X01416118

  MEETING DATE:      9/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Calling the meeting to order                           ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Election of persons to scrutinize the          ISSUER             NO              N/A                  N/A

minutes and to supervise the counting of votes

PROPOSAL #4.: Recording the legality of the meeting           ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Recording the attendance at the meeting        ISSUER             NO              N/A                  N/A

 and adoption of the list of votes

PROPOSAL #6.: Authorize the Board to decide on share         ISSUER            YES             FOR                  FOR

issue, maximum 150,000,000 new shares

PROPOSAL #7.: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMER SPORTS CORPORATION, HELSINKI

  TICKER:                  N/A                 CUSIP:   X01416118

  MEETING DATE:      3/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the AGM                                            ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Calling the AGM to order                                  ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Election of persons to scrutinize the          ISSUER             NO              N/A                  N/A

minutes and to supervise the counting of votes

PROPOSAL #4.: Recording the legality of the AGM                  ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Recording the attendance at the AGM and        ISSUER             NO              N/A                  N/A

 adoption of the list of votes

PROPOSAL #6.: Presentation of the annual accounts,            ISSUER             NO              N/A                  N/A

the report of the Board of Directors and the

Auditor's report for the year 2009

PROPOSAL #7.: Adopt the accounts                                            ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Approve the actions on profit or loss,         ISSUER            YES             FOR                  FOR

the Boards proposal to pay a dividend of EUR 0.16 per

 share

PROPOSAL #9.: Grant discharge from liability                       ISSUER            YES             FOR                  FOR

PROPOSAL #10.: Approve the remuneration of Board                ISSUER            YES             FOR                  FOR

members

PROPOSAL #11.: Approve the number of Board members             ISSUER            YES             FOR                  FOR

PROPOSAL #12.: Elect Messrs. A. Vanjoki, P. Valiaho,         ISSUER            YES             FOR                  FOR

I. Brotherus, M. Burkhalter, C. Fischer, B. Salzer

and H. Ryopponen as the Board Members

PROPOSAL #13.: Approve the remuneration of Auditor             ISSUER            YES             FOR                  FOR

PROPOSAL #14.: Elect the Auditor                                            ISSUER            YES             FOR                  FOR
PROPOSAL #15.: Amend the Articles 7 and 9 of Articles        ISSUER            YES             FOR                  FOR

 of Association

PROPOSAL #16.: Authorize the Board to decide on                 ISSUER            YES             FOR                  FOR

acquiring Company's own shares

PROPOSAL #17.: Authorize the Board to decide on share        ISSUER            YES             FOR                  FOR

 issue and on conveying Company's own shares

PROPOSAL #18.: Closing of the AGM                                           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMG ADVANCED METALLURGICAL GROUP NV, AMSTERDAM

  TICKER:                  N/A                 CUSIP:   N04897109

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: opening of the general meeting                         ISSUER             NO              N/A                  N/A

PROPOSAL #2.a: Report of the Managing Board on the FY        ISSUER             NO              N/A                  N/A

 2009

PROPOSAL #2.b: Corporate Governance                                       ISSUER             NO              N/A                  N/A

PROPOSAL #3: Adopt the 2009 financial statements                ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the discharge of liability of            ISSUER            YES             FOR                  FOR

the Members of the Management Board for the 2009 FY

PROPOSAL #5: Approve the discharge of liability of            ISSUER            YES             FOR                  FOR

the Members of the Supervisory Board for the 2009 FY

PROPOSAL #6.a: Reappoint Mr. N. Quinkert as a Member         ISSUER            YES             FOR                  FOR

of the Saupervisory Board where all details as laid

down in Article 2:158 Paragraph 5, Section 2:142

Paragraph 3 of the Dutch Civil Code are available for

 the general meeting of shareholders

PROPOSAL #6.b: Reappoint Mr. G. De Selliers as a                ISSUER            YES             FOR                  FOR

Member of the Supervisory Board, where all details as

 laid down in Article 2:158 Paragraph 5 , Section

2:142 Paragraph 3 of the Dutch Civil Code are

available for the general meeting of shareholder

PROPOSAL #7: Amend the Articles of Association of the        ISSUER            YES         AGAINST           AGAINST

 Company as specified

PROPOSAL #8: Re-appoint Ernst & Young Accountants LLP        ISSUER            YES             FOR                  FOR

 as the External Auditor of the Company for the 2010

PROPOSAL #9.a: Authorize the Management Board, for a         ISSUER            YES             FOR                  FOR

period of 18 months as of 12 MAY 2010, up to and

including 11 NOV 2011, subject to the approval of the

 Supervisory Board, to issue ordinary shares in the

Company's share capital and/or grant rights to

subscribe for ordinary shares in the Company's share

capital up to a maximum of 10% of the Company's

issued share capital as per 31 DEC 2009, increased

with 10% of the Company's issued share capital as per

 December 31, 2009 in connection with or on the

occasion of mergers, acquisitions, or financial

support arrangements

PROPOSAL #9.b: Authorize the Management Board, for a         ISSUER            YES             FOR                  FOR

period of 18 months as of 12 MAY 2010, up to and

including 11 NOV 2011, subject to the approval of the

 Supervisory Board, to restrict or exclude the pre-

emptive rights accruing to shareholders

PROPOSAL #10: Authorize the Management Board, for a          ISSUER            YES             FOR                  FOR

period of 18 months as of 12 MAY 2010, up to and

including 11 NOV 2011, to acquire, subject to the

approval of the Supervisory Board, shares in the

Company's share capital up to 10% of the Company's

issued share capital at the date of acquisition, at

the stock exchange or otherwise, at a price between

par value and 110% of the average closing price of

the Company's shares at Euronext Amsterdam N.V. on

the five consecutive trading days immediately

preceding the day of purchase by or for the account

of the Company

PROPOSAL #11: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #12: Closing of the general meeting                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMIL PARTICIPACOES SA

  TICKER:                  N/A                 CUSIP:   P0R997100

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to vote upon the Board of                 ISSUER            YES             FOR                  FOR

Directors annual report, the financial statements and

 Independent Auditors report relating to FY ending 31

 DEC 2009

PROPOSAL #2.: Approve to decide the allocation of the        ISSUER            YES             FOR                  FOR

 net profits from the FY

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMIL PARTICIPACOES SA

  TICKER:                  N/A                 CUSIP:   P0R997100

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Approve to decide regarding the merger        ISSUER            YES             FOR                  FOR

 of all of the shares issued by Amil Assistencia

Medica International S.A., a closed Company with its

Head Office at Rua Colombia, 33 2, Bairro Jardim

America in the cit y of Sao Paulo, State of Sao

Paulo, with Corporate Taxpayer Id Number

29.309.127.001.79, Amil Assistencia , into the

Company, in accordance with the terms of Article 252

of Law Number 6404/ 76 and of the Protocol and

justification of merger of shares signed between the

management of Amil Assistencia and of the Company, as

 approved at the meeting of the Board of Directors of

PROPOSAL #1.2: Ratify the hiring, by the Managers of         ISSUER            YES             FOR                  FOR

the Company, of the specialized Companies responsible

 for the valuation of the shares of Amil Assitencia

to be merged into the Company on the basis of the

criteria of book shareholder equity, shareholder

equity at market value and economic value, valuation

reports

PROPOSAL #1.3: Approve the valuation reports pre                ISSUER            YES             FOR                  FOR

pared by the specialized Companies

PROPOSAL #1.4: Approve the merger of shares issued by        ISSUER            YES             FOR                  FOR

 Amil Assistencia into the Company and the consequent

 increase of the share capital of the Company,

through the issuance of common shares to be

subscribed for and paid in, by the Managers of Amil

Assistencia, in the name of its shareholders, with

the consequent amendment of Article 5 of the

Corporate Bylaws of the Company and the conversion of

 Amil Assistencia into a wholly owned subsidiary of

PROPOSAL #1.5: Authorize the Managers to do all the          ISSUER            YES             FOR                  FOR

other acts necessary for the implementation of the

share merger transaction

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMLIN PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G0334Q177

  MEETING DATE:      7/1/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, the proposed acquisition                 ISSUER            YES             FOR                  FOR

[Acquisition] of Fortis Corporate Insurance N.V.

[FCI], by or on behalf of the Company or a wholly

owned subsidiary of the Company of the entire issued

share capital of FCI, substantially on the terms and

subject to the conditions as specified (b) through

the Company making , or having made on its behalf,

any revised or new offer or offers for FCI or

entering into other agreements to acquire shares in

FCI, provided that the terms of any such revised or

new offer or offers or other agreements do not result

 in consideration being offered which is materially

higher than the consideration offered in respect of

the Acquisition than as specified, subject to such

waivers, extensions, non-materials amendments or

variations to the acquisition as the Directors [or a

committee of the Directors] may determine and

authorize the Directors to do all things as they may

consider to be necessary or desirable to implement

and give effect to, or otherwise in connection with,

the Acquisition and any matters incidental to the

Acquisition

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMLIN PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G0334Q177

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the accounts for the          ISSUER            YES             FOR                  FOR

YE 31 DEC 2009

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report

PROPOSAL #3: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 Auditors

PROPOSAL #4: Authorize the Audit Committee to                     ISSUER            YES             FOR                  FOR

determine the remuneration of the Auditors

PROPOSAL #5: Authorize the Directors to allot                     ISSUER            YES             FOR                  FOR

securities

PROPOSAL #S.6: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

securities wholly for cash

PROPOSAL #S.7: Authorize the Directors to make market        ISSUER            YES             FOR                  FOR

 purchases of the Company's own shares

PROPOSAL #S.8: Adopt the new Articles of Association         ISSUER            YES             FOR                  FOR

PROPOSAL #S.9: Approve to call general meetings on            ISSUER            YES             FOR                  FOR

not less than 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMPLIFON SPA, VIA RIAPAMONTI N 131, MILANO

  TICKER:                  N/A                 CUSIP:   T0388E118

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the balance sheet as of 31 DEC        ISSUER             NO              N/A                  N/A

 2009 and profit allocation, the Directors report on

management, report of the Board of Auditors,

consolidated balance sheet as of 31 DEC 2009 and

report on Management

PROPOSAL #O.2: Appointment of the Board of Directors         ISSUER             NO              N/A                  N/A

PROPOSAL #O.3: Approve the emoluments to the                       ISSUER             NO              N/A                  N/A

Directors for FY 2010

PROPOSAL #O.4: Approve the assignment to an Auditing         ISSUER             NO              N/A                  N/A

Company of the auditing office with regard to balance

 sheets, consolidated financial statements and

abbreviated half yearly balance sheets for fiscal

years from 2010 to 2018, in compliance with Article

159 of law decree no. 58 1998

PROPOSAL #O.5: Grant authority to purchase and                   ISSUER             NO              N/A                  N/A

dispose of own shares, upon revocation of the current

PROPOSAL #E.1: Amend Article 6, item V, of the                   ISSUER             NO              N/A                  N/A

Corporate Bylaws in force, in order to consider the

possibility of a capital increase, in accordance with

 Article 2441, item IV, second part of the Italian

Civil Code, as well as the delegation faculty

regulated in Article 2443 of the Italian Civil Code,

related and consequential resolutions

PROPOSAL #E.2: Authorize the Board of Directors for 5        ISSUER             NO              N/A                  N/A

 years from the date of the resolution, in accordance

 with Article 2443 of the Italian Civil Code, to

increase the Corporate capital vs payment, in 1 or

more tranches, in split up form, for a maximum

nominal amount of EUR 396,840, through the issuance

of a maximum number of 19,842,000 ordinary shares

with a nominal value of 0.02 each, to be placed

exclusively at 3rd parties with no option right for

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMREST HOLDINGS SE, AMSTERDAM

  TICKER:                  N/A                 CUSIP:   N05252106

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the OGM                                            ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Election of the Chairman of the OGM               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the attendance list                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve the legality of convening the          ISSUER            YES             FOR                  FOR

OGM and its capacity to adopt resolutions

PROPOSAL #5.: Adopt the agenda                                                ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Approve the GMS regulations                             ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Receive the management'S reports on the        ISSUER            YES             FOR                  FOR

 activity of the Company and the capital Group for

PROPOSAL #8.: Receive the financial statement of the         ISSUER            YES             FOR                  FOR

Company for 2009 and the consolidated financial

statement for 2009

PROPOSAL #9.: Receive the Supervisory Board's report         ISSUER            YES             FOR                  FOR

for 2009

PROPOSAL #10.a: Approve the management'S reports on          ISSUER            YES             FOR                  FOR

the activity of the company and the capital group for

 2009

PROPOSAL #10.b: Approve the financial statement of            ISSUER            YES             FOR                  FOR

the company for 2009 and the consolidated financial

statement for 2009

PROPOSAL #11.: Approve the vote of acceptance to the         ISSUER            YES             FOR                  FOR

management and supervisory board

PROPOSAL #12.: Adopt a resolution on determination of        ISSUER            YES             FOR                  FOR

 the number of the supervisory board members

PROPOSAL #13.: Adopt a resolution on recalling and            ISSUER            YES             FOR                  FOR

appointment of the supervisory board members

PROPOSAL #14.: Adopt a resolution on remuneration              ISSUER            YES         AGAINST           AGAINST

policy of the supervisory board members

PROPOSAL #15.: Adopt a resolution on changes in the          ISSUER            YES         AGAINST           AGAINST

Company's statute

PROPOSAL #16.: Adopt a resolution on establishment of        ISSUER            YES         AGAINST           AGAINST

 the uniform text of the Company's statute

PROPOSAL #17.: Closing of the meeting                                    ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMTEK AUTO LTD

  TICKER:                  N/A                 CUSIP:   Y0124E137

  MEETING DATE:      7/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors of            ISSUER            YES         AGAINST           AGAINST

the Company [hereinafter referred to as the 'Board',

which term shall include any Committee thereof],

pursuant to the provisions of Section 81[1A] and

other applicable provisions if any, of the Companies

Act, 1956 [including any amendments thereto or re-

enactment thereof] the provisions of the Foreign

Exchange Management Act, 1999 ['FEMA'], the Foreign

Exchange Management [Transfer or Issue of Security by

 a Person Resident outside India] Regulations, 2000,

the Issue of Foreign Currency Convertible Bonds and

Ordinary Shares [through Depository Receipt

Mechanism] Scheme, 1993 and other applicable laws and

 regulations, and subject to approval of the Company

in general meeting and in accordance with the

regulations and guidelines issued by the Government

of India, the Resave Bank of India ['RBI'], the

Securities and Exchange Board of India ['SEBI'] and

any competent authorities and clarifications issued

thereon from time to time and such approvals,

permissions, consents and sanctions as may be

necessary from the of concerned statutory and other

authorities including, but not limited to, the

Ministry of Finance [Department of Economic Affairs]

and Ministry Of Industry [Foreign Investment

Promotion Board/Secretarial for Industrial

Assistance] and all other Ministries/Departments of

the Government of India, the RBI, SEBI and/or any

other competent authorities and the enabling

provisions of the Memorandum and Articles of

Association of the Company, the Listing Agreements

entered into by the Company with the Stock Exchanges

where the Company's shares are listed and subject to

all other necessary approvals, permissions, consents

and sanctions and subject to such conditions and

modifications as may be prescribed by any of them

while granting such approvals, permissions, consents

and sanctions and which may be agreed to create,

offer, issue and allot in one or more tranches,

whether rupee denominated or denominated in foreign

currency, in the course of international and/or

domestic offering[s] in one or more foreign markets

and/or domestic market, for a value of up to USD 175

millions, representing such number of Global

Depository Receipts [GDRs], American Depository

Receipts [ADRs], Foreign Currency Convertible Bonds

[FCCBs], and/or Equity Shares through Depository

Receipt Mechanism and/or any Other Financial

Instruments ['OFls'] convertible into or linked to

Equity Shares or with or without detachable warrants

with a right exercisable by the warrant holders to

convert or subscribe to the Equity Shares or

otherwise, in registered or bearer form [hereinafter

collectively referred to as 'Securities'] or any

combination of Securities to any person including

foreign/resident investors [whether institutions,

incorporated bodies, mutual funds and/or individuals

or otherwise], Foreign Institutional Investors,

Promoters, Indian and/or Multilateral Financial

Institutions, Mutual Funds, Non-Resident Indians,

PROPOSAL #2.: Authorize the Board of Directors of the        ISSUER            YES         AGAINST           AGAINST

 Company [hereinafter referred to as the 'Board',

which term shall include any Committee thereof]

subject to the provisions of Section 293[1][d] and

other applicable provisions, if any, of the Companies

 Act, 1956 for the borrowing by the Board from time

to time, subject to any restriction imposed by the

terms of the agreements as may have been entered into

 or may be entered into from time to time for grant

of any assistance to the Company, of all moneys

deemed by them to be requisite or proper for the

purpose of carrying on the business of the Company

so, however, that the total amount of such borrowing

shall not exceed INR 5000 Crores notwithstanding that

 the moneys to be borrowed together with the money's

already borrowed by the Company [part from temporary

loans, if any, obtained from the Company's bankers in

 the ordinary course of business] will exceed the

aggregate of the paid-up capital and free reserves of

 the Company and its free reserves, that is to say,

reserves not set apart for any specific purpose

PROPOSAL #3.: Authorize the Board of Directors of the        ISSUER            YES         AGAINST           AGAINST

 Company [hereinafter called 'the Board' and which

term shall be deemed to include any Committee, which

the Board may have constituted or hereinafter

constitute to exercise its powers including powers

conferred by this resolutions and with the power to

delegate such authority to any persons or persons],

pursuant to the provisions of Section 293(1)(a) and

other applicable provisions, if any, of the Companies

 Act, 1956 [including any statutory modifications or

re-enactment thereof, for the time being in force]

and such other approvals as may be necessary, to

mortgage or lease and/or create charge in addition to

 charge created to be created by the Company; on ail

or any of the moveable and/or immoveable, tangible

and/or intangible properties of the Company, wherever

 situate, both present and future, with such ranking

as the Board may in its absolute discretion decide,

on such terms and conditions and at such time or

times or in such form and manner as it may deem fit,

in favour of various financial institutional Banks

/Trustees for the Bond and/or Debenture holders etc,

[hereinafter referred as 'the lenders to secure any

term loans cash credit facilities/debenture bonds or

the like, obtained to be obtained from any of the

aforesaid lenders not exceeding INR 5000 Crores

together with interest thereon at the respective

agreed rates, compound interest, additional interest;

 liquidated damages, premia on prepayment or on

redemption, costs, charges, expenses and other moneys

 payable by the Company to the aforesaid lenders in

term of loan agreement(s) and/or any other

document(s) entered into between the Company and the

lenders in term agent in respect of the aforesaid

financial facilities including bank guarantee

facility; authorize the Board to negotiate and

finalize with the lenders, terms and conditions,

including the nature and ranking of declare and/or

mortgage, documents for creation of mortgage and or

charge and to do all such acts, deeds, matters and

things incidental thereto and to execute all such

documents or writings as may be considered necessary

for giving effect to this resolution; to settle any

issue relating to security documentation etc., with

the concerned lenders as may be considered

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMTEK AUTO LTD

  TICKER:                  N/A                 CUSIP:   Y0124E137

  MEETING DATE:      12/31/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES         ABSTAIN           AGAINST

sheet of the Company as at 30 JUN 2009, the audited

profit and loss account for the YE on that date,

together with the reports of the Board of Directors

and the Auditors thereon

PROPOSAL #2.: Re-appoint Mr. Rajeev Thakur as a                 ISSUER            YES         ABSTAIN           AGAINST

Director, who retires by rotation

PROPOSAL #3.: Declare a dividend                                            ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #4.: Appoint the Auditors to hold office              ISSUER            YES         ABSTAIN           AGAINST

from the conclusion of this AGM until the conclusion

of next AGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMTRAN TECHNOLOGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y0124Y109

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of corporate bonds                       ISSUER             NO              N/A                  N/A

PROPOSAL #A.5: The status of Joint-Venture in                     ISSUER             NO              N/A                  N/A

People's Republic of China

PROPOSAL #A.6: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #A.7: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2 per share

PROPOSAL #B.3: Approve the issue of new shares from          ISSUER            YES             FOR                  FOR

retained earnings and staff bonus, proposed stock

dividend: 50 for 1,000 shares held

PROPOSAL #B.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMVIG HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   ADPV10225

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the sale and                   ISSUER            YES         AGAINST           AGAINST

purchase agreement dated 10 SEP 2009 [the Sale and

Purchase Agreement] entered into between AMVIG Group

Limited, a wholly-owned subsidiary of the Company

[the Vendor], and Mr. Tsoi Tak [the Purchaser] in

relation to, among other matters, (i) the proposed

disposal [the Disposal] of the one issued share of

USD 1.00 [the Sale Share] in the issued share capital

 of Brilliant Circle Holdings International Limited

[the Sale Company], being the entire issued share

capital of the Sale Company, and all debts owing or

incurred by the Sale Company to the Vendor as at the

date of completion of the Sale and Purchase Agreement

 [the Sale Loan]; and (ii) the proposed repurchase

and cancellation [the Share Repurchase] of the

166,814,000 ordinary shares of HKD 0.01 each [the

Repurchase Shares] in the issued share capital of the

 Company by the Company from the Purchaser at the

proposed repurchase price of HKD 7.0 per Repurchase

Share, which constitutes an off-market share

repurchase by the Company pursuant to Rule 2 of the

Hong Kong Code on Share Repurchases, [as specified]

and authorize the Directors [the Directors] of the

Company to do all such acts and things and execute

all such documents which they consider necessary,

desirable or expedient for the implementation of and

giving effect to the Sale and Purchase Agreement and

the transactions contemplated thereunder; and approve

 the disposal and the transactions contemplated

thereunder and authorize any Director to take all

steps necessary, desirable or expedient in his

opinion to implement or give effect to the Disposal

and the transactions contemplated thereunder; and

approve the Share Repurchase and the transactions

contemplated thereunder and authorize any Director to

 take all steps necessary, desirable or expedient in

his opinion to implement or give effect to the Share

Repurchase and the transactions contemplated

PROPOSAL #2.: Approve, subject to the passing of the         ISSUER            YES         AGAINST           AGAINST

Resolution 1, the terms of the application for a

waiver granted or to be granted by the Executive

Director of the Corporate Finance Division of the

Securities and Futures Commission to Amcor Limited,

its associates and parties acting in concert with it

[the Amcor Concert Group] pursuant to Note 1 on the

Dispensations from Rule 26 of the Code on Takeovers

and Mergers of Hong Kong from an obligation to make a

 mandatory general offer for the shares of the

Company not already owned by the Amcor Concert Group

as a result of the Share Repurchase

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMVIG HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   ADPV10225

  MEETING DATE:      2/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and ratify the Sale and Purchase        ISSUER            YES             FOR                  FOR

 Agreement dated 22 DEC 2009  the FP Agreement

entered into between World Grand Holdings Limited

World Grand , a wholly-owned subsidiary of the

Company, and Dragon Hill Group Limited Dragon Hill

in relation to the proposed acquisition by World

Grand of the 45 ordinary shares of HKD 1.00 each in

the issued share capital of Famous Plus Group Limited

 from Dragon Hill at the consideration of RMB 670

million as specified  and the transactions

contemplated thereunder; and authorize any 1 or more

Directors  the Directors  of the Company to do all

such acts and things and execute all such documents

which they consider necessary, desirable or expedient

 for the implementation of and giving effect to the

FP Agreement and the transactions contemplated

PROPOSAL #2: Approve and ratify the Sale and Purchase        ISSUER            YES             FOR                  FOR

 Agreement dated 22 DEC 2009  the BC Agreement

entered into between AMVIG Group Limited  AMVIG Group

 , a wholly-owned subsidiary of the Company, and Mr.

Tsoi Tak  Mr. Tsoi  in relation to, among other

matters,  i  the proposed disposal  the Disposal of

the one issued share of USD 1.00  the BC Share  in

the issued share capital of Brilliant Circle Holdings

 International Limited  Brilliant Circle , being the

entire issued share capital of Brilliant Circle, and

all debts owing or incurred by Brilliant Circle to

AMVIG Group as at the date of completion of the BC

Agreement  the BC Loan ; CONTD

PROPOSAL #3: Approve, subject to the passing of the          ISSUER            YES             FOR                  FOR

Resolutions numbered 1 and 2 above, the terms of the

application for a waiver granted or to be granted by

the Executive Director of the Corporate Finance

Division of the Securities and Futures Commission to

Amcor Limited, its associates and parties acting in

concert with it  the Amcor Concert Group  pursuant to

 Note 1 on the Dispensations from Rule 26 of the Code

 on Takeovers and Mergers of Hong Kong from an

obligation to make a mandatory general offer for the

shares of the Company not already owned by the Amcor

Concert Group as a result of the Share Repurchase

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMVIG HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   ADPV10225

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and approve the audited                       ISSUER            YES             FOR                  FOR

consolidated financial statements and the reports of

the Directors and the Auditors for the YE 31 DEC 2009

PROPOSAL #2: Approve the final dividend for the YE 31        ISSUER            YES             FOR                  FOR

 DEC 2009 of HK  15.8 cents per share of HKD 0.01

each in the capital of the Company

PROPOSAL #3.a: Re-elect Mr. Chan Chew Keak, Billy as         ISSUER            YES             FOR                  FOR

Non-executive Director

PROPOSAL #3.b: Re-elect Mr. Ge Su as Executive                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.c: Re-elect Mr. Tay Ah Kee, Keith as                ISSUER            YES             FOR                  FOR

Independent Non-executive Director

PROPOSAL #3.d: Re-elect Mr. Au Yeung Tin Wah, Ellis          ISSUER            YES             FOR                  FOR

as Independent Non-executive Director

PROPOSAL #3.e: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Directors' remuneration

PROPOSAL #4: Re-appoint the Company's Auditors and            ISSUER            YES             FOR                  FOR

authorize the Board of Directors to fix their

remuneration

PROPOSAL #5: Grant a general mandate to the Directors        ISSUER            YES             FOR                  FOR

 to issue, allot and otherwise deal with the

Company's shares

PROPOSAL #6: Grant a general mandate to the Directors        ISSUER            YES             FOR                  FOR

 to repurchase the Company's shares

PROPOSAL #7: Approve to add the nominal amount of the        ISSUER            YES             FOR                  FOR

 shares repurchased by the Company to the mandate

granted to the Directors under Resolution 5

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANDEAN RES LTD

  TICKER:                  N/A                 CUSIP:   Q0793X100

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the financial                ISSUER             NO              N/A                  N/A

report of the Company and the reports of the

Directors and the Auditors for the YE 30 JUN 2009

PROPOSAL #2.a: Re-elect Mr. Richard Lorson as a                 ISSUER            YES         AGAINST           AGAINST

Director, who retires by rotation under Article 20.3

of the Constitution

PROPOSAL #2.b: Re-elect Mr. Barry Bolitho as a                   ISSUER            YES         AGAINST           AGAINST

Director, who retires by rotation under Article 20.3

of the Constitution

PROPOSAL #3.: Elect Mr. Louis Gignac as a Director of        ISSUER            YES             FOR                  FOR

 the Company, having been appointed as a Director to

fill a casual vacancy and who retires under Article

20.3 of the Constitution

PROPOSAL #4.: Adopt, the Remuneration Report                       ISSUER            YES         AGAINST           AGAINST

specified in the Directors' Report for the YE 30 JUN

PROPOSAL #5.: Approve and ratify, pursuant to Listing        ISSUER            YES             FOR                  FOR

 Rule 7.4 and for all other purposes, the allotment

and issue of 56,250,000 Shares to a syndicate of

underwriters, for the purposes and on the specified

terms

PROPOSAL #6.a: Approve, subject to Resolution 3 being        ISSUER            YES         AGAINST           AGAINST

 approved, for the purposes of Chapter 2E of the

Corporations Act, Listing Rule 10.14 and for all

other purposes, the issue of Shares to Mr. Louis

Gignac, on the terms and for the purposes as specified

PROPOSAL #6.b: Approve, subject to Resolution 2(a)            ISSUER            YES         AGAINST           AGAINST

being approved, for the purposes of Chapter 2E of the

 Corporations Act, Listing Rule 10.14 and for all

other purposes, the issue of Shares to Mr. Richard

Lorson, on the terms and for the purposes as specified

PROPOSAL #6.c: Approve, subject to Resolution 2(b)            ISSUER            YES         AGAINST           AGAINST

being approved, for the purposes of Chapter 2E of the

 Corporations Act, Listing Rule 10.14 and for all

other purposes, the issue of Shares to Mr. Barry

Bolitho, on the terms and for the purposes as

PROPOSAL #6.d: Approve, for the purposes of Chapter          ISSUER            YES         AGAINST           AGAINST

2E of the Corporations Act, Listing Rule 10.14 and

for all other purposes, the issue of Shares to Mr.

Wayne Hubert, on the terms and for the purposes as

PROPOSAL #6.e: Approve, for the purposes of Chapter          ISSUER            YES         AGAINST           AGAINST

2E of the Corporations Act, Listing Rule 10.14 and

for all other purposes, the issue of Shares to Mr.

Ian Hume, on the terms and for the purposes as

PROPOSAL #7.: Approve, subject to Resolution 3 being         ISSUER            YES         AGAINST           AGAINST

approved, for the purposes of Chapter 2E of the

Corporations Act, Listing Rule 10.14 and for all

other purposes, the issue of 250,000 Shares to Mr.

Louis Gignac, on the terms and for the purposes as

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANDHRA BANK LTD

  TICKER:                  N/A                 CUSIP:   Y01279119

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and adopt the Audited Balance            ISSUER            YES             FOR                  FOR

Sheet as at 31 MAR 2010 and the Profit and Loss

Account for the YE on that date, the report of the

Board of Directors on the working and activities of

the Bank for the period covered by the Accounts and

the Auditors' report on the Balance Sheet and Accounts

PROPOSAL #2: Declare a dividend on Equity Shares                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANDRITZ AG

  TICKER:                  N/A                 CUSIP:   A11123105

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the presentation of the Audited         ISSUER            YES             FOR                  FOR

financial statements including status report and

corporate Governance report as of 31 DEC 2009, as

well as the consolidated financial statements

including consolidated status report as of 31 DEC

2009, and the supervisory Board's report for the 2009

PROPOSAL #2: Approve the distribution of the net                ISSUER            YES             FOR                  FOR

earnings shown in the financial statements as of 31

DEC 2009

PROPOSAL #3: Grand discharge the Executive Board                ISSUER            YES             FOR                  FOR

Members for the 2009 business year

PROPOSAL #4: Grand discharge the Supervisory Board            ISSUER            YES             FOR                  FOR

Members for the 2009 business year

PROPOSAL #5: Approve the remuneration for the                     ISSUER            YES             FOR                  FOR

Supervisory Board Members for the 2009 business year

PROPOSAL #6: Appoint the Auditor for the financial            ISSUER            YES             FOR                  FOR

statements and consolidated financial

PROPOSAL #7: Appoint up to two persons to the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #8: Amend the Articles of Association, to            ISSUER            YES             FOR                  FOR

comply with changes in legal requirements, especially

 as a result of the Austrian Stock Corporation

Amendment Act 2009   Aktienrechsts-Anderungsgesetz

2009  with regard to Articles 6  issue of share

certificates , 17  convocation of the general meeting

 , 18  participation in the general meeting , 19

Voting by proxy , 20  Chairing of general meeting and

 obligation to attend  and 23  financial statements

PROPOSAL #9: Approve share Option Program                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANHUI GUJING DISTILLERY CO LTD

  TICKER:                  N/A                 CUSIP:   Y0137M100

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 financial resolution            ISSUER            YES             FOR                  FOR

report

PROPOSAL #2: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #3: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Supervisory Committee

PROPOSAL #4: Approve the 2009 annual report and its          ISSUER            YES             FOR                  FOR

abstract

PROPOSAL #5: Approve the 2009 Profit Distribution              ISSUER            YES             FOR                  FOR

Plan are as follows: 1) cash dividend/10 shares (tax

included): CNY 3.5000; 2) bonus issue from profit

(share/10 shares): none; 3) bonus issue from capital

reserve (share/10 shares): none

PROPOSAL #6: Approve the 2010 continuing connected            ISSUER            YES             FOR                  FOR

transactions

PROPOSAL #7: Appointment of 2010 Audit Firm                         ISSUER            YES             FOR                  FOR

PROPOSAL #8: Amend the Company's Articles of                       ISSUER            YES             FOR                  FOR

Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANHUI GUJING DISTILLERY CO LTD

  TICKER:                  N/A                 CUSIP:   Y0137M100

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the by-election of the Directors      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANRITSU CORPORATION

  TICKER:                  N/A                 CUSIP:   J01554104

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint a Corporate Auditor                             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Renewal of Countermeasures to Large-             ISSUER            YES         AGAINST           AGAINST

Scale Purchase of the Company'S Shares (Takeover

Defense Measure)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANSAL PROPERTIES & INFRASTRUCTURE LTD

  TICKER:                  N/A                 CUSIP:   Y01403131

  MEETING DATE:      9/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009 and the profit & loss account

 together with the consolidated financial statement

of accounts for the YE on that date, together with

the Directors' report and the Auditors' report thereon

PROPOSAL #2.: Declare a dividend on Equity Shares               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Shri Lalit Bhasin as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri P. R. Khanna as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Appoint the Statutory Auditors M/s.              ISSUER            YES             FOR                  FOR

Khanna & Annadhanam, Chartered Accountants, New

Delhi, the Statutory Auditors of the Company, have

resigned w.e.f. 01 SEP 2009 causing a casual vacancy

in terms of proviso to subsection (6) clause (a) of

Section 224 of the Companies Act, 1956, and, to fill

such vacancy M/s. S.R. Batliboi & Associates,

Chartered Accountants, Gurgaon, Haryana, who have

given a certificate dated 02 SEP 2009 in terms of

proviso to sub section (1) of Section 224 of the

Companies Act, 1956, to the effect that appointment,

if made, will be in accordance with the limits

specified in sub section (1B) of the Section 224 of

the said Act, to hold the office from the conclusion

of this Annual General Meeting (AGM) till the

conclusion of the next AGM at such remuneration as

may be decided by the Board of Directors of the

PROPOSAL #S.6: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, [hereinafter referred to as the Board

which term shall be deemed to include any Committee

to which the Board may or have delegated all or any

of its powers, from time to time] in accordance with

the provisions of Section 81/81(1A) and other

applicable provisions, if any, of the Companies Act,

1956, [including any amendment to or re-enactment

thereof] [hereinafter referred to as the Act], the

Securities and Exchange Board of India [Disclosure

and Investors Protection] Guidelines, 2000 [ the

Guidelines], Foreign Exchange Management Act, 1999

and subject to the enabling provisions of Memorandum

and Articles of Association of the Company, the

Listing Agreements entered into by the Company with

the Stock Exchanges where the shares of the Company

are listed, and in accordance with the applicable

guidelines / rules / regulations / notifications

issued by the Securities and Exchange Board of India

[SEBI], Reserve Bank of India [RBI]], Government of

India / State Government(s) / Local Authorities

[Government or GOI ], or any other relevant

authority, and clarifications / circulars thereon,

issued from time to time, if any, and subject to all

such statutory, regulatory and Government approvals,

permissions or sanctions as may be necessary and

subject to such conditions and modifications as may

be prescribed or imposed by any or more of them while

 granting such approvals, permissions or sanctions;

consent, authority and approval of the Company to

offer, issue and allot, in one or more tranches, by

way of preferential issue up to 1,26,11,233 Nos. of

Equity Shares of the Company at a price of INR 70 per

 Equity Share [face value of INR 5 and premium of INR

 65 ] [i.e. aggregating to INR 88.28], for cash, to

IPRO Funds Ltd, Mauritius, a SEBI approved sub

account of a Foreign Institutional Investor [FII]

[hereinafter referred as Investor] in accordance with

 the Chapter XIII [i.e. Guidelines for preferential

issue] of Securities and Exchange Board of India

[Disclosure and Investor Protection] Guidelines, 2000

 and other applicable laws, rules, regulations and

guidelines prevailing in this regard ; the relevant

date for the purpose of determining the price of

issue of Equity Shares in accordance with Guidelines

is 30 AUG 2009, being 30 days prior to 29 SEP 2009,

[i.e. the date on which this AGM in relation to the

proposed issue under Section 81(1A) of the Companies

Act 1956, is held] and accordingly the price has been

 calculated as INR 70 per share; (i) the Equity

Shares to be allotted to the Investors shall be in

dematerialized form (ii) the full amount per Equity

Share [i.e. INR 70 ] shall be paid at the time of

application (iii) the Equity Shares to be allotted to

 the Investors shall be subject to a lock-in-period

from the date of allotment pursuant to the applicable

 provisions of Chapter XIII of SEBI [Disclosure and

Investor Protection] Guidelines, 2000 (iv) the Equity

 Shares to be allotted shall be subject to the

Memorandum and Articles of Association of the Company

PROPOSAL #S.7: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, [hereinafter referred to as the Board

which term shall be deemed to include any Committee

to which the Board may or have delegated all or any

of its powers, from time to time] in accordance with

the provisions of Section 81/81(1A) and other

applicable provisions, if any, of the Companies Act,

1956, [including any amendment to or re-enactment

thereof] [hereinafter referred to as the Act], the

Securities and Exchange Board of India [Disclosure

and Investors Protection] Guidelines, 2000 [ the

Guidelines] and subject to the enabling provisions of

 Memorandum and Articles of Association of the

Company, the Listing Agreements entered into by the

Company with the Stock Exchanges where the shares of

the Company are listed, and in accordance with the

applicable guidelines / rules / regulations /

notifications issued by the Securities and Exchange

Board of India [SEBI], Government of India / State

Government(s) / Local Authorities [Government or GOI

], or any other relevant authority, and

clarifications / circulars thereon, issued from time

to time, if any, and subject to all such statutory,

regulatory and Government approvals, permissions or

sanctions as may be necessary and subject to such

conditions and modifications as may be prescribed or

imposed by any or more of them while granting such

approvals, permissions or sanctions; consent,

authority and approval of the Company to offer, issue

 and allot, in one or more tranches, by way of

preferential issue up to 1,65,12,838 Nos. of Warrants

 of the Company at a price of INR 70 per Warrant, for

 cash [i.e. aggregating to INR 115.59 crores], to the

 following Promoters / Promoter Group with an option

to the Warrant holder to acquire, for every Warrant,

one fully paid up Equity Share of INR 5 each at a

premium of INR 65 each aggregating to an issue price

of INR 70 per share, which price is calculated in

accordance with the Chapter XIII [i.e. Guidelines for

 preferential issue] of Securities and Exchange Board

 of India [Disclosure and Investor Protection]

Guidelines, 2000 and other applicable laws, rules,

regulations and guidelines prevailing in this regard

as specified ; the relevant date for the purpose of

determining the price of issue of warrant in

accordance with Guidelines 30 AUG 2009, being 30 days

 prior to 29 SEP 2009 [i.e. the date on which this

AGM in relation to the proposed issue under Section

81(1A) of the Companies Act 1956, is held] and

accordingly the price has been calculated as INR 70

per Warrant ; authorize the Board to issue and allot

such number of resultant Equity Shares as may be

required to be issued and allotted upon exercise of

options by the WarrantholdeINR to acquire such

shares, subject to the provisions of applicable law/s

 ; (i) one new Equity Share of the Company of the

face value of INR 5 each at a price of INR 70 per

share [i.e. premium of INR 65 ] in lieu of one

Warrant shall be issued and allotted at a price

calculated in accordance with the existing SEBI [DIP]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANSAL PROPERTIES & INFRASTRUCTURE LTD

  TICKER:                  N/A                 CUSIP:   Y01403131

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appointment of M/s S.R. Batliboi and            ISSUER            YES             FOR                  FOR

Associates, Chartered Accountants as the Statutory

Auditors of the Company to hold office from the date

of announcement of the results of the postal ballot

in respect of passing of this resolution, herein,

till the conclusion of the next AGM at such

remuneration as may be decided by the Board of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANSAL PROPERTIES & INFRASTRUCTURE LTD

  TICKER:                  N/A                 CUSIP:   Y01403131

  MEETING DATE:      6/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #s.1: Authorize, in accordance with the                ISSUER            YES             FOR                  FOR

provisions of Section 81/81(1A) and other applicable

provisions, if any, of the Companies Act, 1956,

including any amendments to or re-enactment thereof

[the Act], the Securities and Exchange Board of India

 [Issue of Capital & Disclosure Requirements]

Regulations, 2009 [in short SEBI Regulations] and

subject to the enabling provisions of Memorandum and

Articles of Association of the Company, the Listing

Agreements entered into by the Company with the Stock

 Exchanges where the shares of the Company are

listed, and in accordance with the applicable

guidelines/ rules / regulations / notifications

issued by the Securities and Exchange Board of India

[SEBI], Reserve Bank of India [RBI], Government of

India / State Government[s] / Local Authorities

[Government or GOI], or any other relevant authority,

 and clarifications / circulars thereon, issued from

time to time, if any, and subject to all such

statutory, regulatory and Government approvals,

permissions or sanctions as may be necessary and

subject to such conditions and modifications as may

be prescribed or imposed by any or more of them while

 granting such approvals, permissions or sanctions;

consents, authority and approval of the Company, the

Board of Directors of the Company [hereinafter

referred to as the Board which term shall be deemed

to include any Committee to which the Board may or

have delegated all or any of its powers, from time to

 time] to offer, issue and allot, in one or more

tranches, by way of Preferential Issue basis in

aggregate upto 85,50,000 nos. of Equity Shares of the

 Company at a price of INR 82.50 per Equity Shares

[face value of INR 5/- and premium of INR 77.50]

[i.e. aggregating upto INR 70,53,75,000/-], for cash,

 to the following Resident Investors [hereinafter

referred as the Investors] in accordance with the

Chapter VII [i.e. Regulation for Preferential Issue]

of SEBI Regulations and other applicable laws, rules,

 regulations and guidelines prevailing in this

regard, as specified; approve: the relevant date for

the purpose of determining the price for issue of

equity shares, in accordance with said SEBI

Regulations, is the 09 MAY 2010, being 30 days prior

to the 08 JUN 2010 [as specified] and accordingly the

 minimum price in terms of Chapter VII of said SEBI

Regulations has been calculated as INR 82.19 per

share and issue price of INR 82.50 per share is in

terms of the said calculated minimum price; the

equity shares to be allotted to the investors shall

be in dematerialized form; the full amount per equity

 share [i.e. INR 82.50] shall be paid at the time of

making application by the Investors; the entire pre-

preferential allotment shareholding of the Investors,

 if any, shall be kept under lock-in from the

relevant date upto a period of 6 months from the date

 of preferential allotment; the equity shares to be

allotted to the Investors shall be subject to lock-in

 from the date of allotment for a period of 1 year

pursuant to the applicable provisions of Chapter VII

PROPOSAL #s.2: Authorize; pursuant to the provisions         ISSUER            YES         AGAINST           AGAINST

of Section 81/81(1A) and other applicable provisions,

 if any, of the Companies Act, 1956 including any

amendments thereto or re-enactment thereof [the Act],

 the provisions of Chapter VIII of the Securities and

 Exchange Board of India [Issue of Capital &

Disclosure Requirements] Regulations, 2009 [SEBI

Regulations], as amended from time to time, and the

provisions of the Foreign Exchange Management Act,

1999 including rules / regulations framed there-

under, and, subject to the approval/s of the

Government of India, Reserve Bank of India [RBI],

Securities and Exchange Board of India [SEBI],

Foreign Investment Promotion Board [FIPB] or any

other regulatory authority/ institutions, as may be

necessary, and, subject to such conditions /

amendments as may be prescribed by any of them in

granting such approvals, consents, permissions and

sanctions which may be agreed to the Board of

Directors of the Company [hereinafter referred to as

the Board which term shall be deemed to include any

Committee to which the Board may or have delegated

all or any of its powers]; consent, authority and

approval of the Company, the Board which may at its

absolute discretion, issue, offer and allot, in one

more tranches, Equity Shares and/or any non-

convertible debt instruments along with warrants

and/or any convertible securities other than warrants

 of the Company either at the option of the Company

or holder thereof [hereinafter collectively referred

to as Securities] for a maximum amount of INR 1000

Crores, inclusive of such premium, as may be decided

by the Board, to resident and/or non-resident

Qualified Institutional Buyers [QIBs] [as defined in

the SEBI Regulations] pursuant to provisions of

Chapter VIII of the said SEBI Regulations on

Qualified Institutions Placement [QIP] at such price

being not less than the price determined in

accordance with the pricing formula of the Chapter

VIII of said SEBI Regulations and such issue and

allotment of Securities to be made on such terms and

conditions as may be decided by the Board at the time

 of issue and/or allotment of the Securities; approve

 that any equity shares to be issued and allotted in

terms of this resolution shall rank pari-passu with

the existing equity shares of the Company in all

respects including dividend; authorize the Board to

offer, issue and allot such number of equity shares

as may be required to b offered, issued and allotted

upon conversion of any securities or as may be

necessary in accordance with the terms of the

offering, and, all such shares shall rank pari passu

with the existing equity shares of the Company in all

 respects including dividend; and the securities to

be so offered, issued and allotted shall be subject

to the provisions of the Memorandum and Articles of

Association of the Company; and the relevant date for

 the determination of applicable price for the offer

and issue of securities shall be such date as

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANSALDO STS SPA, GENOVA

  TICKER:                  N/A                 CUSIP:   T0421V119

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements for          ISSUER             NO              N/A                  N/A

the FYE 31 DEC 2009, reports from the Board of

Directors, the Board of the statutory Auditors and

the Independent Auditor, allocation of net income and

 distribution of dividends; related resolutions

PROPOSAL #O.2: Approve the Company's Stock Grant                ISSUER             NO              N/A                  N/A

Plan; related resolutions

PROPOSAL #O.3: Grant authority to purchase and                   ISSUER             NO              N/A                  N/A

disposal of own shares; related resolutions

PROPOSAL #O.4: Approve the adjustment of the fees to         ISSUER             NO              N/A                  N/A

be paid to the Independent Auditor Pricewaterhouse

Coopers S.P.A. for the 2009-2014 FY's; related

resolutions

PROPOSAL #E.1: Approve the free share capital                     ISSUER             NO              N/A                  N/A

increase totalling EUR 50,000,000.00, to be

implemented in five yearly tranches of EUR

10,000,000, consequent amendment of Article 5 of the

Company's By-Laws; related resolutions

PROPOSAL #E.2: Approve the mandate to the Board of            ISSUER             NO              N/A                  N/A

Directors, for a capital increase, via the issue of

new ordinary shares, to be offered to parties

entitled through subscription rights, or with the

exclusion of option rights, consequent amendment of

Article 5 of the Company's By-Laws; related

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANTENA 3 DE TELEVISION SA

  TICKER:                  N/A                 CUSIP:   E05009159

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts                              ISSUER            YES             FOR                  FOR

PROPOSAL #2: Grant authority for the purchase of own         ISSUER            YES             FOR                  FOR

shares

PROPOSAL #3: Re-elect the Auditors                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Authorize the Board's Members to issue          ISSUER            YES             FOR                  FOR

bonds up to EUR 200,000,000

PROPOSAL #5: Approve the communication of the                     ISSUER            YES             FOR                  FOR

corporate responsibility report of 2009

PROPOSAL #6: Approve the delegation of powers                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AOC HOLDINGS, INC.

  TICKER:                  N/A                 CUSIP:   J0155M104

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AOKI HOLDINGS INC.

  TICKER:                  N/A                 CUSIP:   J01638105

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                     ISSUER            YES             FOR                  FOR

Revisions

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  APA GROUP

  TICKER:                  N/A                 CUSIP:   Q0437B100

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Leonard Bleasel AM as a            ISSUER            YES             FOR                  FOR

Director of Australian Pipeline Limited

PROPOSAL #2.: Re-elect Mr Russell Higgins AO as a              ISSUER            YES             FOR                  FOR

Director of Australian Pipeline Limited

PROPOSAL #S.3: Amend the Constitution of each of                ISSUER            YES             FOR                  FOR

Australian Pipeline Trust and APT Investment Trust as

 Specified, in accordance with the provisions of the

supplemental deed polls tabled at the meeting and

initialled by the Chairman for the purposes of

identification and authorize Australian Pipeline

Limited, as responsible entity of each of the Trusts,

 to execute the supplemental deed polls and lodge

them with the Australian Securities and Investments

Commission to give effect to the amendments to the

Constitution of each of the Trusts

PROPOSAL #S.4: Amend Rule 7.1 of the Constitution of         ISSUER            YES             FOR                  FOR

Australian Pipeline Limited as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  APAC RESOURCES LTD

  TICKER:                  N/A                 CUSIP:   G0403V107

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #a: Approve and ratify the conditional                 ISSUER            YES             FOR                  FOR

placing agreement dated 12 MAR 2010 entered into

between the Company and Sun Hung Kai Investment

Services Limited as placing agent  the Placing Agent

, pursuant to which the Company has conditionally

agreed to place, through the Placing Agent and on a

fully-underwritten basis, 1,100,000,000 new ordinary

shares of HKD 0.10 each in the share capital of the

Company  the Placing Shares  at HKD 0.50 per Placing

Share, on the terms and subject to the conditions

therein  the Placing Agreement, as specified , the

transactions contemplated thereunder or incidental to

 the Placing Agreement, and all actions taken or to

be taken by the Company pursuant to it as described

in the circular to the Shareholders of the Company

dated 25 MAR 2010  the Circular, as specified

PROPOSAL #b: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

conditional upon the Listing Committee of The Stock

Exchange of Hong Kong Limited granting the listing

of, and permission to deal in, the Placing Shares, to

 allot and issue up to 1,100,000,000 Placing Shares

at HKD 0.50 per Placing Share  the Specific Mandate ,

 in accordance with the terms and conditions of the

Placing Agreement, and that the Placing Shares shall,

 when allotted and issued, be credited as fully paid

and rank pari passu in all respects with all other

shares of the Company in issue on the date of such

allotments and issues

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  APAC RESOURCES LTD

  TICKER:                  N/A                 CUSIP:   G0403V107

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited consolidated                   ISSUER            YES             FOR                  FOR

financial statements and the reports of Directors and

 Auditors of the Company for the YE 31 DEC 2009

PROPOSAL #2.A.1: Re-election of Ms. Chong Sok Un as          ISSUER            YES             FOR                  FOR

an Executive Director

PROPOSAL #2.A.2: Re-election of Mr. Andrew Charles            ISSUER            YES             FOR                  FOR

Ferguson as an Executive Director

PROPOSAL #2.A.3: Re-election of Mr. Peter Anthony              ISSUER            YES             FOR                  FOR

Curry as an Executive Director

PROPOSAL #2.A.4: Re-election of Mr. Kong Muk Yin as          ISSUER            YES             FOR                  FOR

an Executive Director

PROPOSAL #2.A.5: Re-election of Mr. Yue Jialin as an         ISSUER            YES         AGAINST           AGAINST

Executive Director

PROPOSAL #2.A.6: Re-election of Mr. Lee Seng Hui as a        ISSUER            YES             FOR                  FOR

 non-executive Director

PROPOSAL #2.A.7: Re-election of Mr. So Kwok Hoo as a         ISSUER            YES             FOR                  FOR

non-executive Director

PROPOSAL #2.A.8: Re-election of Mr. Chang Chu Fai,            ISSUER            YES             FOR                  FOR

Johnson Francis as an independent non-executive

Director

PROPOSAL #2.A.9: Re-election of Mr. Robert Moyse                ISSUER            YES             FOR                  FOR

Willcocks as an independent non-executive Director

PROPOSAL #2.B: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to fix the remuneration of the Directors

PROPOSAL #3: Re-appointment of Graham H.Y. Chan & Co.        ISSUER            YES         AGAINST           AGAINST

 as the Auditors of the Company and to authorize the

Board of Directors of the Company to fix their

remuneration

PROPOSAL #4: Grant a general mandate to the Directors        ISSUER            YES             FOR                  FOR

 to issue securities

PROPOSAL #5: Grant a general mandate to the Directors        ISSUER            YES             FOR                  FOR

 to repurchase shares

PROPOSAL #6: Approve to extend the general mandate to        ISSUER            YES             FOR                  FOR

 the Directors to issue shares by the number of

shares of the Company repurchased

PROPOSAL #7: Approve to refresh the 10% general limit        ISSUER            YES             FOR                  FOR

 on grant of options under the share option scheme of

 the Company

PROPOSAL #8.A: Approve the grant of options to Ms.            ISSUER            YES         AGAINST           AGAINST

Chong Sok Un and Mr. Andrew Charles Ferguson to

subscribe for 150,000,000 and 250,000,000 ordinary

shares of the Company respectively at the exercise

price of HKD 1.00 per share

PROPOSAL #8.B: Authorize the Directors of the Company        ISSUER            YES         AGAINST           AGAINST

 to allot and issue up to a maximum of not more than

150,000,000 and 250,000,000 shares of par value of

HKD 0.10 each in the share capital of the Company to

Ms. Chong Sok Un and Mr. Andrew Charles Ferguson

respectively in accordance with the terms and

conditions of the Directors Options

PROPOSAL #9: Approve the increase of the authorized          ISSUER            YES         AGAINST           AGAINST

share capital of the Company from HKD 800,000,000 to

HKD 2,000,000,000 of HKD 0.1 each in the capital of

the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  APOLLO TYRES LTD

  TICKER:                  N/A                 CUSIP:   Y0188S147

  MEETING DATE:      7/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited accounts         ISSUER            YES             FOR                  FOR

of the Company for the YE 31 MAR 2009 and the report

of the Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Mr. L.C. Goyal as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. K. Jacob Thomas as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. M.R.B. Punja as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Re-appoint Mr. Shardul S. Shroff as a          ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #7.: Re-appoint M/s. Deloitte Haskins &                ISSUER            YES             FOR                  FOR

Sells, Chartered Accountants, the retiring Auditors,

as the Auditors of the Company to hold office until

the conclusion of the next AGM of the Company for

auditing the accounts of the Company for the FY 2009-

2010 and authorize the Board of Directors/Committee

of the Board to fix their remuneration plus traveling

 and other out of pocket expenses incurred by them in

 connection with statutory audit and/or continuous

audit and also such other remuneration, as may be

decided to be paid by the Board/Committee of the

Board, for performing duties other than those

referred to herein above

PROPOSAL #8.: Re-appoint, pursuant to the provisions         ISSUER            YES             FOR                  FOR

of Sections 198, 269, 309 and 311 read with Schedule

XIII and other applicable provisions, if any of the

Companies Act, 1956 [hereinafter referred to as 'the

Act' including any modification(s) or re-enactment(s)

 thereof for the time being in force] and subject to

the approval(s), as may be required, of the financial

 institutions and other lenders who have granted term

 loans to the Company, Mr. U.S. Oberoi, Chief [Corp.

Affairs] and Whole Time Director, as a Whole time

Director of the Company for a period of 5 years with

effect from 26 NOV 2009, with such designation as the

 Chairman and Managing Director/Vice Chairman and

Managing Director may decide from time to time and

for payment of remuneration, perquisites and terms

and conditions as specified; authorize the Board of

Directors of the Company [hereinafter referred to as

'the Board' which term shall be deemed to include any

 committee thereof for the time being exercising the

powers conferred on the Board by this resolution] to

vary and/or modify the terms and conditions of

appointment including remuneration and perquisites

payable to Mr. U.S. Oberoi, Chief [Corp. Affairs] and

 Whole time Director in such manner as may be agreed

to between the Board and Mr. U.S. Oberoi, Chief

[Corp. Affairs] and Whole time Director within and in

 accordance with the limits prescribed in Schedule

XIII of the Act or in accordance with the changes

that may be effected in Schedule XIII of the Act/or

any amendments or re-enactment of the relevant

provisions of the Act; in the event of absence or

inadequacy of profits in any FY, Mr. U.S. Oberoi,

Chief [Corp. Affairs] and Whole time Director be paid

 the salary and perquisites as minimum remuneration

not exceeding the limits specified under sub

Paragraph (A) of Paragraph (1) of Section II of Part

II of Schedule XIII of the Act by making such

compliances as provided in the said Schedule;

authorize the Board to do all such acts and things

as, in its absolute discretion, it may be considered

necessary, expedient or desirable, including power to

 sub-delegate, in order to give effect to the

foregoing resolution or otherwise considered by the

Board to be in the best interest of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  APOLLO TYRES LTD

  TICKER:                  N/A                 CUSIP:   Y0188S147

  MEETING DATE:      3/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Directors, in            ISSUER            YES             FOR                  FOR

supersession of the resolution passed at the 33rd AGM

 of the Company held on 25 AUG 2006, under the

provisions of Section 293 (1) (d) and all other

applicable provisions, if any, of the Companies Act,

1956 to borrow monies (in foreign currency or Indian

rupee) from time to time, together with the monies

already borrowed by the Company (apart from the

temporary loans obtained from the Company's bankers

in the ordinary course of business) upto an amount

not exceeding INR 25000 Million notwithstanding that

such borrowings may exceed the aggregate of the paid-

up capital and its free reserves i.e. to say reserves

 not set apart for any specific purpose

PROPOSAL #2.: Authorize the Board of Directors of the        ISSUER            YES             FOR                  FOR

 Company (hereinafter referred to as the Board which

expression shall also include a Committee thereof),

in supersession of the resolution passed at the 28

AGM of the Company held on 17 SEP 2001 and in

pursuance of the provisions of Section 293 (1) (a)

and all other applicable provisions, if any, of the

Companies Act, 1956, to create Mortgage(s) and/or

Charge(s) and/or Hypothecation in addition to the

Mortgage(s)/Charge(s)/Hypothecation(s) created/ to be

 created by the Company, in such form and manner and

with such ranking and at such time and on such terms

as the Board may determine, on all or any part of the

 movable and/or immovable properties and assets of

all kinds of the Company, both present and future

and/or the whole or any part of the undertaking(s) of

 the Company in the form of first and / or second and

 / or pari-passu / subservient mortgage / charge and

/ or floating charge to secure in favour of Financial

 Institution(s)/Bank(s), Lender(s), Agent(s), and

Trustee(s), for securing the borrowing of the Company

 and/or its subsidiary companies availed/to be

availed by way of loans(s) (in foreign currency

and/or Indian rupee) and/or securities (comprising

fully/partly Convertible Debentures and/or Non-

convertible Debenture) with or without detachable or

non-detachable warrants and/or secured premix notes

and/or floating rates notes/bonds or other debt

instrument(s), issued/to be issued by the Company

and/or its subsidiary companies from time to time and

 working capital facilities sanctioned/to be

sanctioned by the bankers/financial

institution/bodies corporate or any other lender to

the Company and/or its subsidiary companies for an

amount not exceeding in aggregate INR 25000 Million

together with interest at the respective agreed

rates, additional interest, compound interest in case

 of default, accumulated interest, liquidated

damages, commitment charges, premia on pre-payment,

remuneration of the Agent(s)/Trustee(s), premium (if

any) on redemption, all other costs, charges and

expenses, including any increase as result of

devaluation/ revaluation/fluctuation in rates of

Exchange and all other monies payable by the Company

and/or its subsidiary companies to the Trustees of

the holders of the said debentures/financial

institutions/banks/other lenders and Incurred in

terms of Loan Agreement(s)/Heads of Agreement(s),

Debenture Trust Deed(s) or any other documents,

entered into/to be entered into between the Company

and/or its subsidiary companies and

Lender(s)/Agent(s) and Trustee(s) in respect of the

said loan(s)/ borrowing(s)/debenture(s) and

containing such specific terms and conditions and

covenants in respect of enforcement of security as

may be stipulated in that behalf and agreed to

between Company and/or its subsidiary companies and

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  APRIL GROUP, LYON

  TICKER:                  N/A                 CUSIP:   F0346N106

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the FYE on 31 DEC 2009

PROPOSAL #O.2: Approve the annual financial                        ISSUER            YES             FOR                  FOR

statements for the FYE on 31 DEC 2009

PROPOSAL #O.3: Approve the recommendations of the              ISSUER            YES             FOR                  FOR

Board of Directors and resolve that the income for

the FY be appropriated as follows: origin earnings

for the FY: EUR 69,655,175.05, allocation legal

reserve: EUR 786.00 dividends: EUR 17,993,419.40,

retained earnings: EUR 51,660,969.65; the

shareholders will receive a net dividend of EUR 0.44

per share, and will entitle to the 40% deduction

provided by the French General Tax Code; this

dividend will be paid on 03 MAY 2010; in the event

that the Company holds some of its own shares on the

dividend is paid, the amount of the unpaid dividend

on such shares shall be allocated to the retained

earnings account; as required by law, it is reminded

that, for the last three financial years, the

dividends paid, were as follows: EUR 16,292,779.20

for FY 2006, EUR 17,956,678.08 for FY 2007, EUR

PROPOSAL #O.4: Approve the Statutory Auditors' report        ISSUER            YES             FOR                  FOR

 on the regulated Agreements and Undertakings and

approve these Agreements

PROPOSAL #O.5: Appointment of Mrs. Dominique TAKIZAWA        ISSUER            YES         AGAINST           AGAINST

 as a Board member

PROPOSAL #O.6: Approve to set the amount of the                 ISSUER            YES             FOR                  FOR

attendance allowances allocated to the Board members

PROPOSAL #O.7: Authorize the Board of Directors to            ISSUER            YES         AGAINST           AGAINST

buy back the Company's shares on the open market,

subject to the conditions described below: maximum

purchase price: EUR 80.00, maximum number of shares

to be acquired: 5% of the share capital, maximum

funds invested in the share buybacks: EUR

163,576,540.00; the number of shares acquired by the

Company with a view to their retention or their

subsequent delivery in payment or exchange as part of

 a merger, divestment or capital contribution cannot

exceed 5% of its capital; this authorization is given

 for an 18 month period; it cancels the authority

granted by Resolution 17 of the shareholders' meeting

 of 23 APR 2009; the shareholders' meeting delegates

all powers to the Board of Directors to take all

necessary measures and accomplish all necessary

PROPOSAL #E.8: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

cancel shares purchased by the Company under the

program pursuant to Article L.225-209 of the

Commercial Code

PROPOSAL #E.9: Authorizer the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital by incorporation of reserves,

profits and/or premiums

PROPOSAL #E.10: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

increase the capital by issuing common shares and/or

securities giving access to the capital with

preferential subscription rights

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

increase the capital by issuing common shares and/or

securities giving access to the capital with

cancellation of preferential subscription rights by

way of a Public Offer

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

increase the capital by issuing common shares and/or

securities giving access to the capital with

cancellation of preferential subscription rights by

private investment

PROPOSAL #E.13: Grant authority to increase the                 ISSUER            YES         AGAINST           AGAINST

amount of issuances in the event of surplus demands

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital within the limit of 10% in

remuneration for the contribution in a kind of

securities giving access to the capital

PROPOSAL #E.15: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital by issuing shares reserved to

members of a Company Saving Plan according to

Articles L. 3332-18 et seq. of the Code of Labor

PROPOSAL #E.16: Grant powers for the formalities                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AQUARIUS PLATINUM LTD, HAMILTON

  TICKER:                  N/A                 CUSIP:   G0440M128

  MEETING DATE:      8/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, for the purposes of        ISSUER            YES             FOR                  FOR

 ASX Listing Rule 7.4 and for all other purposes, the

 issue of 46,330,000 shares on the specified terms

and conditions

PROPOSAL #2.: Approve, for the purposes of ASX                   ISSUER            YES             FOR                  FOR

Listing Rule 7.4 and for all other purposes, the

issue of up to 65,000 Convertible Bonds, each at an

issue price of ZAR 10,000 and the issue of shares on

conversion of the Convertible Bonds, on the specified

 terms and conditions

PROPOSAL #3.: Approve, for the purposes of ASX                   ISSUER            YES             FOR                  FOR

Listing Rule 7.1 and for all other purposes, the

issue of 2,732,000 shares in accordance with the

FirstPlats Agreement, on the specified terms and

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AQUARIUS PLATINUM LTD, HAMILTON

  TICKER:                  N/A                 CUSIP:   G0440M128

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Tim Freshwater as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Company's Bye-Laws

PROPOSAL #2.: Re-elect Mr. Edward Haslam as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Company's Bye-Laws

PROPOSAL #3.: Re-elect Mr. Zwelakhe Mankazana as a            ISSUER            YES             FOR                  FOR

Director, who was appointed a Director of the Company

 to fill a casual vacancy on 05 NOV 2008, who retires

 in accordance with ASX Listing Rules

PROPOSAL #4.: Approve or ratify [as appropriate], for        ISSUER            YES             FOR                  FOR

 the purposes of ASX Listing Rule 7.1, ASX Listing

Rule 7.4 and for all other purposes, the issue of up

to 1,815,684 shares on exercise of the Ridge Options,

 on the terms and conditions as specified

PROPOSAL #5.: Ratify, for the purposes of ASX Listing        ISSUER            YES             FOR                  FOR

 Rule 7.4 and for all other purposes, the issue of

11,636,363 shares on exercise of the Imbani Option

and the Zijin Warrants, on the terms and conditions

as specified

PROPOSAL #6.: Appoint Messrs. Ernst & Young of Perth,        ISSUER            YES         AGAINST           AGAINST

 Western Australia as the Auditors of the Company

until the conclusion of the next AGM at a fee to be

agreed by the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AQUILA RESOURCES LTD

  TICKER:                  N/A                 CUSIP:   Q0460J103

  MEETING DATE:      10/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Ratify, for the purposes of ASX Listing        ISSUER            YES             FOR                  FOR

 Rule 7.4 and for all other purposes, the issue of

34,249,450 fully paid ordinary shares to Fortune BS

Company Pte Ltd [Fortune], at an issue price of AUD

6.50 per share, as specified

PROPOSAL #2.: Approve, for the purposes of ASX                   ISSUER            YES             FOR                  FOR

Listing Rule 7.1 and 7.3 and for all other purposes,

the issue and allotment of 9,696,963 fully paid

ordinary shares to Fortune, at an issue price of AUD

6.50 per share, by no later than that date which is 3

 months from the date of this meeting, as specified

PROPOSAL #3.: Ratify, for the purposes of ASX Listing        ISSUER            YES             FOR                  FOR

 Rule 7.4 and for all other purposes, the issue of

3,105,000 options to acquire fully paid ordinary

shares in the Company to employees of the Company,

for the purposes and on the terms as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AQUILA RESOURCES LTD

  TICKER:                  N/A                 CUSIP:   Q0460J103

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Tony Poli as a Director of        ISSUER            YES             FOR                  FOR

 the Company, who retires by rotation in accordance

with the Company's Constitution

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #3.: Approve to increase the fees payable to        ISSUER            YES             FOR                  FOR

 Non-Executive Directors from a maximum of AUD

300,000 per annum to a maximum of AUD 500,000 per

annum to be divided amongst the Non-Executive

Directors in such manner as the Directors may

determine in accordance with the Company's

PROPOSAL #4.: Ratify, for the purposes of ASX Listing        ISSUER            YES         AGAINST           AGAINST

 Rule 7.4 and for all other purposes, to issue

34,249,450 fully paid ordinary shares to Fortune BS

Company Pte Ltd as further described in Section 5 of

the Explanatory Statement

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARCADIS N V

  TICKER:                  N/A                 CUSIP:   N0605M147

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.A: Opening                                                              ISSUER             NO              N/A                  N/A

PROPOSAL #1.B: Notifications                                                   ISSUER             NO              N/A                  N/A

PROPOSAL #2: Report by the supervisory Board for the         ISSUER             NO              N/A                  N/A

2009 FY

PROPOSAL #3: Report by the Executive Board for the            ISSUER             NO              N/A                  N/A

2009 FY

PROPOSAL #4: Headlines of the Corporate governance            ISSUER             NO              N/A                  N/A

policy

PROPOSAL #5.A: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

and dividend

PROPOSAL #5.B: Approve the payment of dividend: it is        ISSUER            YES             FOR                  FOR

 proposed that for 2009 a dividend of EUR 0.45 per

ordinary share be paid to the holders of ordinary

shares in ARCADIS N.V.; this represents a

disbursement of 40% of the net income from operations

 with 10% more shares outstanding this dividend

payment is in accordance with the applicable

provisions of the Articles of Association and the

dividend policy discussed and adopted by the MAY 2005

 AGM of shareholders the remaining portion of the

profit will be added to the reserves payment of the

dividend will be exclusively in cash the ordinary

shares will be listed ex-dividend effective 14 MAY

2010 the dividend will be paid effective 26 MAY 2010

PROPOSAL #6.A: Grant discharge the Members of the              ISSUER            YES             FOR                  FOR

Executive Board in respect of the policies pursued by

 them during the previous FY, insofar as these

policies and supervision are evident from the books

and without prejudice to the provisions of Sections

2:138 and 2:149 of the Dutch Civil Code

PROPOSAL #6.B: Grant discharge the Members of the              ISSUER            YES             FOR                  FOR

Supervisory Board in respect of the policies pursued

by them during the previous FY, insofar as these

policies and supervision are evident from the books

and without prejudice to the provisions of Sections

2:138 and 2:149 of the Dutch Civil Code

PROPOSAL #7: Appointment of KPMG Accountants N.V. in         ISSUER            YES             FOR                  FOR

Amstelveen, The Netherlands, as the Auditor to Audit

the 2010 financial statements

PROPOSAL #8.A: Re-appoint Mr. R.W.F. van Tets as the         ISSUER            YES             FOR                  FOR

member of the Supervisory Board on the adjournment of

 the AGM of Shareholders, who retires by rotation

PROPOSAL #8.B: Appointment of Mr. I.M. Grice as a              ISSUER            YES             FOR                  FOR

member of the Supervisory Board as of closing of this

 meeting until the end of the AGM of Shareholders in

2014

PROPOSAL #8.C: Vacancies arising at the next general         ISSUER             NO              N/A                  N/A

meeting of shareholders: in accordance with the

schedule of rotation drawn up by the Supervisory

Board, the second term of Mr. G. Ybema will expire on

 the adjournment of the AGM of shareholders in MAY

2011; Mr. Ybema is eligible for reappointment in

accordance with the Articles of Association

PROPOSAL #9.A: Re-appoint Mr. F.M.T. Schneider as a          ISSUER            YES             FOR                  FOR

Member of the Executive Board, for a period of 4

years effective on the adjournment of this meeting to

 the end of the AGM of shareholders in 2014

PROPOSAL #9.B: Appointment of Mr. Renier Vree as a            ISSUER            YES             FOR                  FOR

Member of the Executive Board of ARCADIS N.V. in the

role of Chief Financial Officer (CFO), for a period

of 4 years effective as of 01 JUN 2010 until the end

of the AGM of Shareholders in 2014

PROPOSAL #10.A: Appointment of the Executive Board as        ISSUER            YES             FOR                  FOR

 the body authorized to, subject to the prior

approval of the ARCADIS N.V. Priority Foundation (the

 holder of the priority shares of ARCADIS N.V.) and

the Supervisory Board, initiate the issue of ordinary

 and/ or cumulative financing preference shares in

the capital of ARCADIS N.V., including the authority

to grant the right to acquire ordinary and/or

cumulative financing preference shares; this

appointment is valid for a period of 18 months,

effective 01 JUL 2010, to a maximum of 10% of the

total number of subscribed ordinary and cumulative

financing preference shares outstanding at the time

of the decision (to issue shares), increased by 10%

to 20% in the case where the issue takes place in

PROPOSAL #10.B: Appointment of the Executive Board as        ISSUER            YES         AGAINST           AGAINST

 the authorized body to, subject to the prior

approval of the ARCADIS N.V. Priority Foundation (the

 holder of the priority shares of ARCADIS N.V.) and

the Supervisory Board, initiate the issue of

cumulative preference shares in the capital of

ARCADIS N.V., including the authority to grant the

right to acquire cumulative preference shares; this

appointment is valid for a period of 18 months,

effective 01 JUL 2010, to a maximum of 100% of the

total number of subscribed shares of the other types

in the authorized capital outstanding at the time of

the decision (to issue preference shares)

PROPOSAL #10.C: Appointment of the Executive Board as        ISSUER            YES             FOR                  FOR

 the body authorized to limit or exclude the

preferential subscription right vested in

shareholders in relation to the authority assigned to

 the Executive Board to issue (rights on the)

ordinary shares and cumulative financing preference

shares, in accordance with Article 6 paragraph 6 of

the Articles of Association; this appointment is

valid for a period of 18 months, effective 01 JUL 2010

PROPOSAL #11: Authorize the Executive Board, in                 ISSUER            YES             FOR                  FOR

accordance with Article 7 paragraph 1 of the Articles

 of Association, to acquire ordinary shares and/or

cumulative financing preference shares on behalf of

the Company, other than without financial

consideration, for a period of 18 months effective 01

 JUL 2010, up to a maximum of 10% of the subscribed

number of shares

PROPOSAL #12: Adopt the ARCADIS N.V. 2010 Employee            ISSUER            YES             FOR                  FOR

Share Purchase Plan

PROPOSAL #13: Adopt the ARCADIS N.V. 2010 Long-Term          ISSUER            YES         AGAINST           AGAINST

Incentive Plan

PROPOSAL #14: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #15: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARCADIS NV, ARNHEM

  TICKER:                  N/A                 CUSIP:   N0605M147

  MEETING DATE:      11/12/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening and announcements                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Appoint Mr. S.B. Blake as a Member of          ISSUER            YES             FOR                  FOR

the Executive Board

PROPOSAL #3.: Appoint Mr. A.R. Perez as a member of          ISSUER            YES             FOR                  FOR

the Supervisory Board

PROPOSAL #4.: Questions and answers                                       ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARCELIK ANONIM SIRKETI

  TICKER:                  N/A                 CUSIP:   M1490L104

  MEETING DATE:      3/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the assembly and election of         ISSUER             NO              N/A                  N/A

the Chairmanship

PROPOSAL #2: Receive the Board of Directors' activity        ISSUER             NO              N/A                  N/A

 report, Auditors' report and Independent External

Auditing Company's  Basaran Nas Bagimsiz Denetim Ve

Serbest Muhasebeci Mali Musavirlik A.S.  a Member of

PricewaterhouseCoopers report as well; and approve to

 take decision on the balance sheet and income

statement of 2009

PROPOSAL #3: Grant discharge to the Board Members and        ISSUER             NO              N/A                  N/A

 Auditors with respect to the operations and accounts

 of 2009

PROPOSAL #4: Approve to give information to the share        ISSUER             NO              N/A                  N/A

 holders about the Company's policies on distribution

 of profit in accordance with the Corporate

Governance Principals

PROPOSAL #5: Approve to take decision on Board of              ISSUER             NO              N/A                  N/A

Directors' proposal concerning distribution of profit

PROPOSAL #6: Approve to take decision on the                       ISSUER             NO              N/A                  N/A

amendment of the Article 3 purpose and subject matter

 Article 12 duration and election Article 16 wage

Article 27 vote and temporary Article of the Articles

PROPOSAL #7: Approve to determine the Members of the         ISSUER             NO              N/A                  N/A

Board of Directors and election of the Board Members

who will be on duty until the general assembly

meeting to be held in order to audit the accounts and

 operations of 2010

PROPOSAL #8: Election of the Auditors who will be on         ISSUER             NO              N/A                  N/A

duty until the general assembly

PROPOSAL #9: Approve to determine the remuneration            ISSUER             NO              N/A                  N/A

for the Members of the Board of Directors and Auditors

PROPOSAL #10: Approve to give information to the                ISSUER             NO              N/A                  N/A

share holders about donations granted across the year

PROPOSAL #11: Ratify the Independent External                     ISSUER             NO              N/A                  N/A

Auditing Company elected by the Board of Directors,

in accordance with Capital Market Boards' Communique

regarding Independent External Auditing

PROPOSAL #12: Approve to give information to the                ISSUER             NO              N/A                  N/A

share holders about disclosure policy

PROPOSAL #13: Approve to take decision on granting            ISSUER             NO              N/A                  N/A

permission to the Members of the Board of Directors

to make all the necessary transactions in person or

on behalf of other persons and to carry out

transactions, that can coincide with the activities

of our Company, as representatives of other

Companies, in accordance with the Articles 334 and

PROPOSAL #14: Authorize the Chairmanship to sign the         ISSUER             NO              N/A                  N/A

minutes of the assembly

PROPOSAL #15: Wishes                                                                 ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARCS COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J0195H107

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARDENT LEISURE GROUP

  TICKER:                  N/A                 CUSIP:   Q0499P104

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the remuneration                ISSUER            YES             FOR                  FOR

report for the YE 30 JUN 2009

PROPOSAL #2.: Re-elect Mr. Neil Balnaves as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation and in accordance

with the constitution of the Company

PROPOSAL #3.: Elect Mr. George Venardos as a                       ISSUER            YES             FOR                  FOR

Director, to fill a casual vacancy in accordance with

 clause 14.17 of the Company's constitution

PROPOSAL #4.: Elect Mr. George Bennett as a Director,        ISSUER            YES             FOR                  FOR

 to fill a casual vacancy in accordance with clause

14.17 of the Company's constitution

PROPOSAL #S.5: Approve to increase, for the purposes         ISSUER            YES             FOR                  FOR

of Listing Rule 10.17, the aggregate Directors fees

payable by the Company by AUD 300,000 from AUD

440,000 per annum to AUD 740,000 per annum and amend

that clause 16.1 the constitution of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARDENTEC CORP

  TICKER:                  N/A                 CUSIP:   Y02028101

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.2 per share

PROPOSAL #B.3: Amend the Articles of Incorporation.           ISSUER            YES             FOR                  FOR

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.6: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARIAKE JAPAN CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J01964105

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Appoint Accounting Auditors                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARISAWA MFG.CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J01974104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.1: Appoint a Supplementary Auditor                    ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Supplementary Auditor                    ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Allow Board to Authorize Use of Stock            ISSUER            YES         AGAINST           AGAINST

Option Plan for Directors

PROPOSAL #6: Authorize Use of Stock Options                         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARKEMA, COLOMBES

  TICKER:                  N/A                 CUSIP:   F0392W125

  MEETING DATE:      6/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the annual accounts for the YE        ISSUER            YES             FOR                  FOR

 31 DEC 2009

PROPOSAL #O.2: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #O.3: Approve the allocation of the result          ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009

PROPOSAL #O.4: Approve the agreements regulated under        ISSUER            YES             FOR                  FOR

 Article L.225-40 et seq. of the Code de Commerce

PROPOSAL #O.5: Approve to set the total amount of the        ISSUER            YES             FOR                  FOR

 Directors' attendance fees

PROPOSAL #O.6: Ratify the co-opting of Mrs. Isabelle         ISSUER            YES             FOR                  FOR

Kocher as a Director

PROPOSAL #O.7: Approve the nomination of Mrs. Claire         ISSUER            YES         AGAINST           AGAINST

Pedini as a Director

PROPOSAL #O.8: Approve the nomination of Mr. Patrice         ISSUER            YES             FOR                  FOR

Breant as a Director representing employees who are

also shareholders

PROPOSAL #O.9: Approve the nomination of Mr. David            ISSUER            YES         AGAINST           AGAINST

Quijano as a Director representing employees who are

also shareholders

PROPOSAL #O.10: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

trade in the Company's shares

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue shares in the Company and/or transferable

securities giving access to shares in the Company or

in one of its subsidiaries, with the preferential

right of subscription for shareholders maintained

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue shares in the Company and/or transferable

securities giving access to shares in the Company or

in one of its subsidiaries, by means of a public

offer, with the preferential right of subscription

for shareholders cancelled

PROPOSAL #E.13: Authorize the Board of Directors, in         ISSUER            YES             FOR                  FOR

the event of a capital increase with the preferential

 right of subscription for shareholders maintained

(or cancelled), to increase the number of

transferable securities to be issued pursuant to the

11th and 12th resolutions

PROPOSAL #E.14: Approve the overall cap for                        ISSUER            YES             FOR                  FOR

authorizations of immediate and/or future capital

increases

PROPOSAL #E.15: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

make capital increases reserved for employees who are

 members of a corporate Personal Equity Plan

PROPOSAL #E.16: Amend the Article 10.1.2 of the                 ISSUER            YES             FOR                  FOR

Articles of Association

PROPOSAL #E.17: Amend the Article 10.2 of the                     ISSUER            YES             FOR                  FOR

Articles of Association

PROPOSAL #E.18: Grant powers for the required                     ISSUER            YES             FOR                  FOR

formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARM HLDGS PLC

  TICKER:                  N/A                 CUSIP:   G0483X122

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual report and accounts          ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the Directors remuneration report      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-elect Kathleen O'Donovan as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Re-elect Young Sohn as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-elect Warren East as a Director                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 the Auditors of the Company

PROPOSAL #8: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #9: Authorize the Directors to allot share          ISSUER            YES             FOR                  FOR

capital

PROPOSAL #S.10: Approve to disapply pre-emption rights      ISSUER            YES             FOR                  FOR

PROPOSAL #S.11: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases of its own shares

PROPOSAL #S.12: Authorize the Company to hold general        ISSUER            YES             FOR                  FOR

 meetings on 14 days notice

PROPOSAL #S.13: Adopt new Articles of Association               ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARNEST ONE CORPORATION

  TICKER:                  N/A                 CUSIP:   J0197M104

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARNOLDO MONDADORI EDITORE SPA, MILANO

  TICKER:                  N/A                 CUSIP:   T6901G126

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual report as at 31 DEC          ISSUER             NO              N/A                  N/A

2009, report of the Board of Directors on the

operations, statutory Auditors' and external

Auditors' reports; related resolutions; presentation

of the consolidated annual report as at 31 DEC 2009

PROPOSAL #2: Grant authority for the Buy Back Program        ISSUER             NO              N/A                  N/A

PROPOSAL #3: Approve the Statutory Auditors in                   ISSUER             NO              N/A                  N/A

pursuant to appointment office of the auditing and

consolidated financial statements for the eight year

time period exercise 2010-2018; inherent and

consequent resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARRIVA PLC

  TICKER:                  N/A                 CUSIP:   G05161107

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report and accounts for the         ISSUER            YES             FOR                  FOR

YE 31 DEC 2009

PROPOSAL #2: Approve the final dividend for the YE 31        ISSUER             NO              N/A                  N/A

 DEC 2009

PROPOSAL #3: Receive the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #4: Re-elect Mr. D. R. Martin                                  ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Mr. N. P. Buckles                                ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-elect Mr. S. G. Williams                              ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 the Auditors to the Company and authorize the

Directors to fix the Auditors remuneration

PROPOSAL #8: Grant authority to allot shares                       ISSUER            YES             FOR                  FOR

PROPOSAL #S.9: Grant authority to purchase own shares        ISSUER            YES             FOR                  FOR

PROPOSAL #S.10: Grant authority to allot equity                 ISSUER            YES             FOR                  FOR

securities for cash

PROPOSAL #S.11: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #12: Grant authority to make political                 ISSUER            YES             FOR                  FOR

donations

PROPOSAL #S.13: Grant authority to call general                 ISSUER            YES             FOR                  FOR

meeting on not less than 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARRIVA PLC

  TICKER:                  N/A                 CUSIP:   G05161107

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, [with or without modification]        ISSUER            YES             FOR                  FOR

 a scheme of arrangement pursuant to Part 26 of the

Companies Act 2006, dated 18 MAY 2010 [the Scheme of

Arrangement], proposed to be made between Arriva Plc

[the Company] and the holders of Scheme shares, as

specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARRIVA PLC

  TICKER:                  N/A                 CUSIP:   G05161107

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, for the purpose of giving              ISSUER            YES             FOR                  FOR

effect to the Scheme of Arrangement dated 18 MAY 2010

 proposed to be made between the Company and holders

of Scheme Shares  as defined in the Scheme : a) that

the share capital of the Company be reduced by

canceling and extinguishing all the Scheme Shares  as

 defined in the Scheme ; b) following the capital

reduction:  i  the share capital of the Company be

increased to its former amount by the issue of new

ordinary shares of 5 pence each; CONTD

PROPOSAL #CONT: CONTD and  ii  the reserve arising in        ISSUER             NO              N/A                  N/A

 the books of account of the Company as a result of

the cancellation of the Scheme Shares be applied in

paying up in full the new ordinary shares; and c) to

authorize the Directors, for the purposes of Section

551 of the Companies Act 2006, to allot the new

ordinary shares; and amend the Articles of

Association of the Company be amended on the terms

described in the notice of this General Meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARROW ENERGY LIMITED

  TICKER:                  N/A                 CUSIP:   Q0538G107

  MEETING DATE:      11/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

FYE 30 JUN 2009, as set out in the Directors' report,

 dealing with the remuneration of the Directors and

Senior Executives

PROPOSAL #2.: Re-elect Mr. Stephen Bizzell as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation

under Rule 38.1 of the Company's Constitution

PROPOSAL #3.: Re-elect Dr. Paul Elkington as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation

under Rule 38.1 of the Company's Constitution

PROPOSAL #4.: Re-elect Dr. Ralph Craven as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who was appointed to the Board of

Directors as an additional Director since the last

AGM, in accordance with Rule 38.1 of the Company's

Constitution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ARYZTA AG, ZUERICH

  TICKER:                  N/A                 CUSIP:   H0336B110

  MEETING DATE:      12/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report [including            ISSUER            YES             FOR                  FOR

the corporate governance report], the annual

financial statements and the consolidated financial

statements for the business year 2009 and

acknowledgement of the Auditors' reports

PROPOSAL #2.: Approve to convert the general [legal]         ISSUER            YES             FOR                  FOR

reserves in the amount of CHF 1,065,329.000 into

unrestricted reserves

PROPOSAL #3.: Approve the appropriation of available         ISSUER            YES             FOR                  FOR

earnings, as specified

PROPOSAL #4.: Grant discharge to the Members of the          ISSUER            YES             FOR                  FOR

Board of Directors for their activities in the 2009

business year

PROPOSAL #5.1.1: Re-elect Albert Abderhalden as a              ISSUER            YES             FOR                  FOR

Member to the Board of Directors for a further 1-year

 term of Office

PROPOSAL #5.1.2: Re-elect Noreen Hynes as a Member to        ISSUER            YES             FOR                  FOR

 the Board of Directors for a further 1-year term of

Office

PROPOSAL #5.1.3: Re-elect Hugo Kane as a Member to            ISSUER            YES             FOR                  FOR

the Board of Directors for a further 1-year term of

PROPOSAL #5.1.4: Re-elect Owen Killian as a Member to        ISSUER            YES             FOR                  FOR

 the Board of Directors for a further 1-year term of

Office

PROPOSAL #5.2.1: Re-elect Denis Buckley as a Member          ISSUER            YES             FOR                  FOR

to the Board of Directors for a further 2-year term

of Office

PROPOSAL #5.2.2: Re-elect J. Brian Davy as a Member          ISSUER            YES             FOR                  FOR

to the Board of Directors for a further 2-year term

of Office

PROPOSAL #5.2.3: Re-elect Patrick McEniff as a Member        ISSUER            YES             FOR                  FOR

 to the Board of Directors for a further 2-year term

of Office

PROPOSAL #5.2.4: Re-elect J. Maurice Zufferey as a            ISSUER            YES             FOR                  FOR

Member to the Board of Directors for a further 2-year

 term of Office

PROPOSAL #5.3.1: Re-elect Denis Lucey as a Member to         ISSUER            YES             FOR                  FOR

the Board of Directors for a further 3-year term of

Office

PROPOSAL #5.3.2: Re-elect William Murphy as a Member         ISSUER            YES             FOR                  FOR

to the Board of Directors for a further 3-year term

of Office

PROPOSAL #5.3.3: Re-elect Hans Sigrist as a Member to        ISSUER            YES             FOR                  FOR

 the Board of Directors for a further 3-year term of

Office

PROPOSAL #6.: Elect PricewaterhouseCoopers AG, Zurich        ISSUER            YES             FOR                  FOR

 as the Auditors for the 2010 business year

PROPOSAL #7.1: Amend the Article 5 of the Articles of        ISSUER            YES         AGAINST           AGAINST

 Association, as specified

PROPOSAL #7.2: Amend the Article 6 of the Articles of        ISSUER            YES             FOR                  FOR

 Association, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASAHI DIAMOND INDUSTRIAL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J02268100

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Shareholder's Proposal: Remove Directors        ISSUER            YES         AGAINST               FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASAHI HOLDINGS,INC.

  TICKER:                  N/A                 CUSIP:   J02773109

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Directors and Corporate Auditors

PROPOSAL #3: Authorize Use of Stock Options for                 ISSUER            YES             FOR                  FOR

Directors, and Allow Board to Authorize Use of Stock

Option Plan for Directors

PROPOSAL #4: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Option Plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASAHI ORGANIC CHEMICALS INDUSTRY CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J02688109

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASCENDAS INDIA TRUST

  TICKER:                  N/A                 CUSIP:   Y0259C104

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Report of the                ISSUER            YES             FOR                  FOR

Trustee-Manager, the Statement by the Trustee-Manager

 and the Audited Financial Statements of a-iTrust for

 the FYE 31 MAR 2010, together with the Auditor's

Report thereon

PROPOSAL #2: Re-appointment of Messrs                                   ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as Independent Auditor of a-

iTrust, to hold office until the conclusion of the
next AGM and to authorize the Directors of the

Trustee-Manager to fix their remuneration

PROPOSAL #3: Authorize the Trustee-Manager, pursuant         ISSUER            YES             FOR                  FOR

to Section 36 of the Singapore Business Trusts Act,

Cap. 31A, Rule 806 of the Listing Manual of Singapore

 Exchange Securities Trading Limited  SGX-ST , and

Clause 6.1.1 of the Trust Deed, to issue units of a-

iTrust  other than by way of a rights issue  or grant

 an offer, agreement or option  collectively,

Instruments  which would or might require units of a-

iTrust to be issued at any time and upon such terms

and conditions and for such purposes and to such

persons as the Trustee-Manager may in its absolute

discretion deem fit  notwithstanding that the

authority by which this resolution has been passed

may cease to be in force , provided that: (1) the

aggregate number of units to CONTD

PROPOSAL #CONT: CONTD be issued pursuant to this                ISSUER             NO              N/A                  N/A

resolution  including units to be issued in pursuance

 of Instruments made or granted pursuant to this

Resolution and any adjustment effected under any

relevant Instrument : (a) by way of renounceable

rights issues made within the timeframe prescribed by

 the SGX-ST, on a pro rata basis to Unitholders (such

 renounceable rights issues as authorized by this

sub-paragraph (1) (a), Renounceable Rights Issues

shall not exceed (100%) of the total number of units

in issue (as calculated in accordance with sub-

paragraph (3) below); (b) other than by way of

Renounceable Rights Issues  Other Unit Issues shall

not exceed (50%) of the total number of issued units

(as calculated in accordance CONTD

PROPOSAL #CONT: CONTD with sub-paragraph (3) below),         ISSUER             NO              N/A                  N/A

of which the aggregate number of units to be issued

other than on a pro rata basis to Unitholders shall

not (20%) of the total number of issued units (as

calculated in accordance with sub-paragraph (3)

below); (2) the units to be issued under the

Renounceable Rights Issues and Other Unit Issues

shall not, in aggregate, exceed one (100%) of the

total number of issued units (as calculated in

accordance with sub-paragraph (3) below); (3)

(subject to such manner of calculation as may be

prescribed by the SGX-ST) for the purpose of

determining the aggregate number of units that may be

 issued under sub-paragraphs (1) (a) and (1) (b)

above, the percentage of issued units shall be

calculated based on the total number of issued units

PROPOSAL #CONT: CONTD time this Resolution is passed,        ISSUER             NO              N/A                  N/A

 after adjusting for any new units arising from the

conversion or exercise of any Instruments which are

outstanding or subsisting at the time this Resolution

 is passed; (4) in exercising the authority conferred

 by this Resolution, the Trustee-Manager shall comply

 with the provisions of the Listing Manual of the

SGX-ST CONTD

PROPOSAL #CONT: CONTD for the time being in force              ISSUER             NO              N/A                  N/A

(unless such compliance has been waived by the SGX-

ST) and the Trust Deed constituting a-iTrust (as

amended) for the time being in force (unless

otherwise exempted or waived by The Monetary

Authority of Singapore); (5) Authority expires at the

 earlier of the conclusion of the next AGM of the a-

iTrust or the date by which the next AGM CONTD

PROPOSAL #CONT: CONTD. is required by law to be held,        ISSUER             NO              N/A                  N/A

 whichever is earlier; and (6) where the  terms of

the issue of the Instruments provide for adjustment

to the number of Instruments or units into which the

Instruments may be converted, in the  event of rights

 or any other events, the Trustee-Manager is

authorized to  issue additional Instruments or units

pursuant to such adjustment  notwithstanding that the

 authority conferred by this resolution may have

ceased to be in force at the time the Instruments are

PROPOSAL #4: Authorize the Trustee-Manager, subject          ISSUER            YES             FOR                  FOR

to and pursuant to the unit issue mandate in

Resolution 3 above being obtained, to fix the issue

price for new units that may be issued other than on

a pro rata basis to Unitholders, at an issue price

per new unit which shall be determined by the

Trustee-Manager in its absolute discretion, provided

that such price shall not be priced more than a 10%

discount for new units to the weighted average price

per unit determined in accordance with the

requirements of the SGX-ST, until 31 DEC 2010 or such

 later date as may be determined by the SGX-ST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASCOM HOLDING AG, BERN

  TICKER:                  N/A                 CUSIP:   H0309F189

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report (including            ISSUER            YES             FOR                  FOR

compensation report), annual financial statements

2009 reports of the Auditors

PROPOSAL #2.: Approve the consolidated accounts 2009,        ISSUER            YES             FOR                  FOR

 reports of the Auditors of the group

PROPOSAL #3.: Approve the distribution of balance              ISSUER            YES             FOR                  FOR

sheet profit 2009

PROPOSAL #4.: Grant discharge to the Board of                     ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #5.: Amend the Articles of Incorporation               ISSUER            YES             FOR                  FOR

PROPOSAL #6.1.1: Re-election of Juhani Anttila as a          ISSUER            YES             FOR                  FOR

Board of Director

PROPOSAL #6.1.2: Re-election of Dr. J. T. Bergqvist          ISSUER            YES             FOR                  FOR

as a Board of Director

PROPOSAL #6.1.3: Ee-election of Kenth-Ake Joensson as        ISSUER            YES             FOR                  FOR

 a Board of Director

PROPOSAL #6.1.4: Ee-election of Paul E. Otth as a              ISSUER            YES             FOR                  FOR

Board of Director

PROPOSAL #6.1.5: Election of Andreas Umbach as Board         ISSUER            YES             FOR                  FOR

of Director

PROPOSAL #6.2: Elect PricewaterhouseCoopers AG as the        ISSUER            YES             FOR                  FOR

 Auditors and the Group Auditors

PROPOSAL #7.: Miscellaneous                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASCOTT RESIDENCE TRUST

  TICKER:                  N/A                 CUSIP:   Y0261Y102

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the report of DBS                ISSUER            YES             FOR                  FOR

Trustee Limited, as trustee of Ascott Reit (the

Trustee), the Statement by Ascott Residence Trust

Management Limited, as Manager of Ascott Reit (the

Manager) and audited financial statements of Ascott

Reit for the FYE 31 DEC 2009 and the Auditors' report

 thereon

PROPOSAL #2: Re-appointment of Messrs. KPMG LLP as            ISSUER            YES             FOR                  FOR

the Auditors of Ascott Reit and to hold office until

the conclusion of the next AGM of Ascott Reit and

authorize the Manager to fix their remuneration

PROPOSAL #3: Authorize the Manager to: issue units in        ISSUER            YES             FOR                  FOR

 Ascott Reit (Units) whether by way of rights, bonus

or otherwise; and/or  make or grant offers,

agreements or options (collectively, Instruments)

that might or would require Units to be issued,

including but not limited to the creation and issue

of (as well as adjustments to) securities, warrants,

debentures or other instruments convertible into

Units, at any time and upon such terms and conditions

 and for such purposes and to such persons as the

Manager may in its.CONTD

PROPOSAL #4: Authorize the Manager, contingent on the        ISSUER            YES             FOR                  FOR

 passing of Resolution 3, to fix the issue price for

Units that may be issued by way of placement pursuant

 to the 20% sub-limit for Other Unit Issues on a non

pro rata basis referred to in Resolution 3, at a

discount exceeding 10% but not more than 20% of the

price as determined in accordance with the Listing

Manual of the SGX-ST;  Authority expires the earlier

or until 31 DEC 2010 or such later date as may be

determined by the SGX-ST, but in any event not later

than the conclusion of the next AGM of Ascott Reit or

 the date by which the next AGM of Ascott Reit is

required by applicable regulations to be held

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASELSAN A.S.

  TICKER:                  N/A                 CUSIP:   M1501H100

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and election of the Presidential        ISSUER             NO              N/A                  N/A

 Board

PROPOSAL #2: Authorize the Chairmanship to sign the          ISSUER             NO              N/A                  N/A

minutes of the meeting

PROPOSAL #3: Receive the Board of Directors and                 ISSUER             NO              N/A                  N/A

Auditors' reports

PROPOSAL #4: Receive the auditing report of the                 ISSUER             NO              N/A                  N/A

Independent Auditing Company

PROPOSAL #5: Approve the balance sheet and income              ISSUER             NO              N/A                  N/A

statements

PROPOSAL #6: Approve the decision on absolving the            ISSUER             NO              N/A                  N/A

Members of the Board of Directors and the Auditors

for the Company's activities in 2009

PROPOSAL #7: Approve the profit distribution for the         ISSUER             NO              N/A                  N/A

year 2009

PROPOSAL #8: Election of the Board of Directors                  ISSUER             NO              N/A                  N/A

PROPOSAL #9: Election of the Auditors                                    ISSUER             NO              N/A                  N/A

PROPOSAL #10: Approve the presentation of information        ISSUER             NO              N/A                  N/A

 to the general assembly about the donations and

contributions during 2009

PROPOSAL #11: Approve to determine the monthly gross         ISSUER             NO              N/A                  N/A

salaries of the Chairman, Board Members and Auditors

PROPOSAL #12: Wishes and hopes                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASHMORE GROUP PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G0609C101

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the financial                     ISSUER            YES         AGAINST           AGAINST

statements for the YE 30 JUN 2009, together with the

reports of the Directors' and the Auditors thereon

PROPOSAL #2.: Declare a final dividend of 8.34 pence         ISSUER            YES             FOR                  FOR

per ordinary share for the YE 30 JUN 2009

PROPOSAL #3.: Re-elect Melda Donnelly as a Director          ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #4.: Approve the remuneration report for the        ISSUER            YES             FOR                  FOR

 YE 30 JUN 2009

PROPOSAL #5.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES         AGAINST           AGAINST

Auditors of the Company to hold office until the

conclusion of the next general meeting at which

accounts are laid before the Company and authorize

the Directors to agree their remuneration

PROPOSAL #6.: Authorize the Company and all Companies        ISSUER            YES             FOR                  FOR

 that are at any time during the period for which

this resolution has effect subsidiaries of the

Company, in accordance with Section 366 of the

Companies Act 2006: a) to make political donations

[Section 364 of the Companies Act 2006] to political

parties or independent political candidates [Section

363 of the Companies Act 2006], not exceeding GBP

20,000 in total; b) to make political donations

[Section 364 of the Companies Act 2006] to political

organizations other than political parties [Section

363 of the Companies Act 2006], not exceeding GBP

20,000 in total; and c) to incur political

expenditure [Section 365 of the Companies Act 2006],

not exceeding GBP 20,000 in total; [Authority expires

 on earlier of the end of the next AGM of the Company

 or on 28 APR 2011]; and in any event, the aggregate

amount of political donations and political

expenditure made or incurred pursuant to this

PROPOSAL #7.: Authorize the Board to allot shares in         ISSUER            YES             FOR                  FOR

the Company and to grant rights to subscribe for or

convert any security into shares in the Company: a)

up to a nominal amount of GBP 23,451.89; and b)

comprising equity securities [as specified in the

Companies Act 2006] up to a nominal amount of GBP

46,903.78 [including within such limit any shares and

 rights to subscribe for or convert any security into

 shares allotted under this resolution] in connection

 with an offer by way of a rights issue: i) to

ordinary shareholders in proportion [as nearly as may

 be practicable] to their existing holdings; and ii)

to holders of other equity securities as required by

the rights of those securities or as the Board

otherwise considers necessary, and so that the Board

may impose any limits or restrictions and make any

arrangements which it considers necessary or

appropriate to deal with treasury shares, fractional

entitlements, record dales, legal, regulatory or

practical problems in, or under the laws of, any

territory or any other matter [Authority expires the

earlier of the end of the next year's AGM or 28 JAN

2011]; but in each case, so that the Company may make

 offers and enter into agreements during the relevant

 period which would or might require shares to be

allotted or rights to subscribe for or convert

securities into shares to be granted after the

authority ends and the Board may allot shares or

grant rights to subscribe for or convert securities

into shares under any such offer or agreement as if

PROPOSAL #S.8: Authorize the Board, if Resolution 7          ISSUER            YES             FOR                  FOR

is passed, to allot equity securities [as specified

in the Companies Act 2006] for cash under the

authority given by that resolution and/or where the

allotment is treated as an allotment of equity

securities under Section 560(2)(b) of the Companies

Act 2006, free of the restriction in Section 561(1)

of the Companies Act 2006, such power to be limited

to the allotment of equity securities: a) in

connection with an offer of equity securities [but in

 the case of the authority granted under Resolution

7, by way of a rights issue only]: i) to ordinary

shareholders in proportion [as nearly as may be

practicable] to their existing holdings; and ii) to

holders of other equity securities, as required by

the rights of those securities or, as the Board

otherwise considers necessary, and so the Board nay

impose any limits or restrictions and make any

arrangements which it considers necessary or

appropriate to deal with treasury shares, fractional

entitlements, record dates, legal, regulatory or

practical problems in, or under the laws of, any

territory or any other matter; and b) in the case of

the authority granted under Resolution7 and/or in the

 case of any transfer of treasury shares which is

treated as an allotment of equity securities under

Section 560(2)(b) of the Companies Act 2006, to the

allotment [otherwise than under this resolution] of

equity securities up to a nominal amount of GBP

3,540.00 ; [Authority expires the earlier of the end

of the next AGM or 28 JAN 2011]; but during this

period the Company may make offers, and enter into

agreements, which would or might, require equity

securities to be allotted after the power ends and

the Board may allot equity securities under any such

offer or agreements as if the power had not ended

PROPOSAL #S.9: Authorize the Company, conditional on         ISSUER            YES             FOR                  FOR

Resolution 10 below being passed, for the purposes of

 Section 701 of the Companies Act 2006, to make one

or more market purchases [Section 693(4) of the

Companies Act 2006] of up to 70,355,600 ordinary

shares of 0.01p each in the Company, at a minimum

price of 0.01p per share and up to 105% of the

average of the closing middle market quotations for

an ordinary share [as derived from the London Stock

Exchange Daily Official List], over the previous 5

business days; [Authority expires the earlier of the

end of the next AGM of the Company or 28 JAN 2011];

except that the Company may before such expiry enter

into a new contract or contracts to purchase such

ordinary shares under the authority conferred hereby

that will or may be executed wholly or partly after

the expiry of such authority and the Company may make

 a purchase of ordinary shares in pursuance of any

such contract or contracts as if the authority had

PROPOSAL #10.: Approve the waiver by the Panel on              ISSUER            YES         AGAINST           AGAINST

Takeovers and Mergers of any obligation that could

arise, pursuant to Rule 9 of the City Code on

Takeovers and Mergers, for Mark Coombs to make a

general offer for all the ordinary issued share

capital of the Company, following any increase in the

 percentage of shares of the Company carrying voting

rights in which Mark Coombs is interested resulting

from the exercise by the Company of the authority to

purchase its own ordinary shares granted to the

Company pursuant to Resolution 9 above, subject to

the following limitations and provisions: a) no

approval for such waiver is given where the resulting

 interest of Mark Coombs exceeds 49.90% or more of

the shares of the Company carrying voting rights; and

 b) such approval shall expire at the conclusion of

the next AGM of the Company or on 28 JAN 2011,

whichever is earlier

PROPOSAL #S.11: Approve that a general meeting of the        ISSUER            YES             FOR                  FOR

 Company, other than an AGM, may be called on not

less than 14 clear days' notice

PROPOSAL #S.12: Amend the Company's Articles of                 ISSUER            YES             FOR                  FOR

Association by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the Companies Act 2006, are to be

treated as provisions of the Company's Articles of

Association; and adopt the New Articles produced to

the meeting and initialled by the Chairman of the

meeting for the purpose of identification as the

Company's New Articles in substitution for and to the

 exclusion of the Current Articles

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASHTEAD GROUP PLC, LEATHERHEAD,SURREY

  TICKER:                  N/A                 CUSIP:   G05320109

  MEETING DATE:      9/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the accounts of the Company for          ISSUER            YES             FOR                  FOR

the YE 30 APR 2009, the Directors report and the

Auditors report

PROPOSAL #2.: Declare a final dividend of 1.675 pence        ISSUER            YES             FOR                  FOR

 per ordinary share for the YE 30 APR 2008 and paid

on 11 SEP 2009 to holders of ordinary shares on the

register of Members of the Company at the close of

business on 21 AUG 2009

PROPOSAL #3.: Re-elect Michael Burrow as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation and is eligible, in

accordance with Article 98 of the Company's Articles

of Association

PROPOSAL #4.: Re-elect Bruce Edwards as a Director,          ISSUER            YES             FOR                  FOR

who retires by rotation and is eligible, in

accordance with Article 98 of the Company's Articles

of Association

PROPOSAL #5.: Re-elect Hugh Etheridge as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation and is eligible, in

accordance with Article 98 of the Company's Articles

of Association

PROPOSAL #6.: Re-elect Joseph Phelan as a Director,          ISSUER            YES             FOR                  FOR

who retires by rotation and is eligible, in

accordance with Article 98 of the Company's Articles

of Association

PROPOSAL #7.: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES             FOR                  FOR

 of the Company to hold office until the conclusion

of the next general meeting at which accounts are

laid before the Company

PROPOSAL #8.: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

remuneration of the Auditors of the Company

PROPOSAL #9.: Approve the Directors remuneration                ISSUER            YES             FOR                  FOR

report include in the annual report and accounts for

the YE 30 APR 2009

PROPOSAL #10.: Authorize the Board, to allot relevant        ISSUER            YES             FOR                  FOR

 securities [as specified in Section 80 of the

Companies Act 1985] up to an aggregate nominal amount

 of GBP 16,777,518 being 1/3rd of the current issued

share capital of the Company, adjusted to exclude

shares held in treasury; and Comprising equity

Securities [as specified in Companies Act 1985] up to

 an aggregate nominal amount of GBP 33,555,036 being

2/3rd of the current issued share capital of the

Company, adjusted to exclude shares held in treasury

including within such limit any relevant securities

allotted under Paragraph [A] above in connection with

 an offer by way of a rights issue to: i] ordinary

shareholders in proportion [as nearly as may be

practicable] to their existing holdings; and ii]

holders of other equity securities as required by the

 rights of those securities or, as the Board

otherwise considers necessary and so that the Board

may impose any limits or restrictions and make any

arrangements which it considers necessary or

appropriate to deal with treasury shares, fractional

entitlements, record dates, legal, regulatory or

practical problems in, or under the laws of, any

territory or any other matter; [Authority expires at

the conclusion of the next AGM of the Company in 31

OCT 2010]; and the Company, before the expiry, may

make a contract to purchase ordinary shares which

will or may be executed wholly or partly after such

PROPOSAL #S.11: Authorize the Board, passing                       ISSUER            YES             FOR                  FOR

resolution 10, pursuant to Section 95 of the Act

1985, to allot equity securities [as specified in

Section 94 of the Act 1985] for cash under the

authority given by that resolution and/or where the

allotment of equity securities by virtue of Section

94[3A] of the Companies Act 1985, free of the

restriction in Section 89[1] of the Act 1985, such

power to be limited: A) in connection with an offer

of equity securities [but in the case of the

authority granted under Paragraph [B] of Resolution

10, by way of a rights only: i] to ordinary

shareholders in proportion [as nearly as may be

practicable] to their existing holdings; and ii] to

holders of equity securities, as required by the

rights of those securities or, as the Board otherwise

 considers necessary, and so that so that the Board

may impose any limits or restrictions and make any

arrangements which it considers necessary or

appropriate to deal with treasury shares, fractional

entitlements, record dates, legal, regulatory or

practical problems in, or under the laws of, any

territory or any other matter; and B] in the case of

the authority granted under Paragraph [A] of

resolution 10 and/or in the case of any transfer of

treasury shares which is treated as an allotment of

equity securities under Section 94 [3A] of the

Companies Act 1985, to the allotment [otherwise than

under Paragraph [a] above] of equity Securities up to

 an aggregate nominal amount of GBP 2,516,627;

[Authority expires at the conclusion of the next AGM

of the Company in 31 OCT 2010]; and the Company,

before the expiry, may make a contract to purchase

ordinary shares which will or may be executed wholly

PROPOSAL #S.12: Authorize the Company, to make market        ISSUER            YES             FOR                  FOR

 purchases [within the meaning of Section 166 of the

Companies Act 1985] up to 75,498,833 representing 15%

 of the current issued ordinary share capital of the

Company [excluding treasury shares] as at 01 JUL

2009; of its ordinary shares in the capital of the

Company in such manner and on such terms as the

Directors may from time to time determine, at a

minimum price of 10 pence [ being the nominal value

of each ordinary shares] and the maximum price is the

 higher of: i] an amount equal to 105% of the average

 middle market quotations for such shares derived

from the Stock Exchange Daily Official List, for each

 of the 5 business days immediately preceding the

date on which the share is purchased ;and II] the

price stipulated by Article 5[1] of the Buy-Back and

Stabilisation Regulation; [Authority expires at the

conclusion of the next AGM of the Company to held in

2010 or 31 OCT 2010]; and the Company, before the

expiry, may make a contract to purchase ordinary

shares which will or may be executed wholly or partly

PROPOSAL #S.13: Approve that a general meeting other         ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 clear

days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASIA POLYMER CORP

  TICKER:                  N/A                 CUSIP:   Y0371T100

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The revision to the rules of the Board        ISSUER             NO              N/A                  N/A

 meeting

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.6 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings; proposed stock dividend: 200

for 1,000 shares held

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

asset acquisition or disposal

PROPOSAL #B.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.7: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.8: Other issues                                                     ISSUER            YES         AGAINST           AGAINST

PROPOSAL #B91.1: Election of Union Polymer                          ISSUER            YES             FOR                  FOR

International Investment Corp./Quintin Wu as a

Director [ID/shareholder NO: 76963]

PROPOSAL #B91.2: Election of Union Polymer                          ISSUER            YES             FOR                  FOR

International Investment Corp./Matthew Feng-Chiang

Miau as a Director [ID/shareholder No: 76963]

PROPOSAL #B91.3: Election of Union Polymer                          ISSUER            YES             FOR                  FOR

International Investment Corp./Huang, Kuang-Che as a

Director [ID/shareholder No: 76963]

PROPOSAL #B91.4: Election of Union Polymer                          ISSUER            YES             FOR                  FOR

International Investment Corp./Chow, Hsin-Huai as a

Director [ID/shareholder No: 76963]

PROPOSAL #B91.5: Election of Union Polymer                          ISSUER            YES             FOR                  FOR

International Investment Corp./Lee, Kuo-Hong as a

Director [ID/shareholder No: 76963]

PROPOSAL #B91.6: Election of Union Polymer                          ISSUER            YES             FOR                  FOR

International Investment Corp./Chow, Tuk-Hwai as a

Director [ID/shareholder No: 76963]

PROPOSAL #B91.7: Election of Union Polymer                          ISSUER            YES             FOR                  FOR

International Investment Corp./Lander J.T. Liu as a

Director [ID/shareholder No: 76963]

PROPOSAL #B92.1: Election of Taiwan Union                            ISSUER            YES             FOR                  FOR

International Investment Corp./Simon S.C. Wu as a

Supervisor [ID/shareholder No: 76964]

PROPOSAL #B92.2: Election of Jiang, Hui-Jong as a              ISSUER            YES             FOR                  FOR

Supervisor [ID/shareholder No: S120170661]

PROPOSAL #B.10: Approve the proposal to release the          ISSUER            YES             FOR                  FOR

prohibition on the Directors from participation in

competitive business

PROPOSAL #B.11: Extraordinary motions                                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASIA VITAL COMPONENTS CO LTD

  TICKER:                  N/A                 CUSIP:   Y0392D100

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement, guarantee          ISSUER             NO              N/A                  N/A

and the monetary loans

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

asset acquisition or disposal

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B71.1: Election of Shen, Ching-Hang                     ISSUER            YES             FOR                  FOR

(Representative of the Zing He Investment Co., Ltd.)

as a Director [ID/shareholder No: 44418]

PROPOSAL #B71.2: Election of Kuroda Osamu                            ISSUER            YES             FOR                  FOR

(Representative of the Furukawa Electric Co., Ltd) as

 a Director [ID/shareholder No: 682]

PROPOSAL #B71.3: Election of KIYONAGA JUNICHIRO                 ISSUER            YES             FOR                  FOR

(Representative of the Furukawa Electric Co., Ltd) as

 a Director [ID/shareholder No: 682]

PROPOSAL #B71.4: Election of MORIYA NOBUO                            ISSUER            YES             FOR                  FOR

(Representative of the Furukawa Electric Co., Ltd) as

 a Director [ID/shareholder No: 682]

PROPOSAL #B71.5: Election of Chen, Yi-Chen as a                 ISSUER            YES             FOR                  FOR

Director [ID/shareholder No: 1705]

PROPOSAL #B71.6: Election of Zheng, Zhong-Bin as a            ISSUER            YES             FOR                  FOR

Director [ID/shareholder No: 6353]

PROPOSAL #B71.7: Election of Wang, Rui-Bin as a                 ISSUER            YES             FOR                  FOR

Director [ID/shareholder No: 230]

PROPOSAL #B71.8: Election of Huang, Zu-Mo as a                   ISSUER            YES             FOR                  FOR

Director [ID/shareholder No: 309]

PROPOSAL #B72.1: Election of Chen, Jun-Cheng as an            ISSUER            YES             FOR                  FOR

Independent Director [ID/shareholder No: Q120412359]

PROPOSAL #B72.2: Election of Zhuo, Yi-Lang as an                ISSUER            YES             FOR                  FOR

Independent Director [ID/shareholder No: E100964755]

PROPOSAL #B72.3: Election of Lin, Ze-Meng as an                 ISSUER            YES             FOR                  FOR

Independent Director [ID/shareholder No: A103726566]

PROPOSAL #B73.1: Election of Kitanoya Atsushi as a            ISSUER            YES             FOR                  FOR

Supervisor [ID/shareholder No: 677]

PROPOSAL #B73.2: Election of Huang, Wen-Zhang as a            ISSUER            YES             FOR                  FOR

Supervisor [ID/shareholder No: 13611]

PROPOSAL #B73.3: Election of Shen, Li-Mei                            ISSUER            YES             FOR                  FOR

(Representative of the Sheng Hong Investment Co.,

Ltd.) as a Supervisor [ID/shareholder No: 48486]

PROPOSAL #B.8: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on the Directors from participation in

competitive business

PROPOSAL #B.9: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASIANA AIRLINES INC, SEOUL

  TICKER:                  N/A                 CUSIP:   Y03355107

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Election of Ok Gi, Changsu Han,                     ISSUER            YES             FOR                  FOR

Gwangheui Ryu as the Inside Directors and Youngchul

Park, Sunggeun Lee as the Outside Directors

PROPOSAL #3.: Election of Youngchul Park as the Audit        ISSUER            YES             FOR                  FOR

 Committee Member

PROPOSAL #4.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASKUL CORPORATION

  TICKER:                  N/A                 CUSIP:   J03325107

  MEETING DATE:      8/5/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                   ISSUER            YES             FOR                  FOR

Revisions Related to Dematerialization of Shares and

the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Details of Compensation as                ISSUER            YES             FOR                  FOR

Stock Options for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASM INTERNATIONAL NV

  TICKER:                  N/A                 CUSIP:   N07045201

  MEETING DATE:      11/24/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening/announcements                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Approve to grant rights to subscribe            ISSUER            YES             FOR                  FOR

for common shares and exclusion of the pre emptive

rights of common shareholders with respect to the

granting of such rights

PROPOSAL #3.: Closure                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASM INTERNATIONAL NV

  TICKER:                  N/A                 CUSIP:   N07045201

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the general meeting and                ISSUER             NO              N/A                  N/A

announcements

PROPOSAL #2.: Report of the Managing Board on the FY         ISSUER             NO              N/A                  N/A

2009

PROPOSAL #3.: Approve the annual accounts on the FY          ISSUER            YES             FOR                  FOR

2009

PROPOSAL #4.: Grant discharge to the Managing Board          ISSUER            YES             FOR                  FOR

in respect of the duties performed during the past FY

PROPOSAL #5.: Grant discharge to the Supervisory                ISSUER            YES             FOR                  FOR

Board in respect of the duties performed during the

PROPOSAL #6.: Approve to assign Deloitte Accountants         ISSUER            YES             FOR                  FOR

B.V. as the Auditors responsible for auditing the

financial accounts for the year 2010

PROPOSAL #7.: Approve the remuneration of the                     ISSUER            YES         AGAINST           AGAINST

Management Board, the Supervisory Board, on the

recommendation of the Nomination, Selection and

Remuneration Committee, proposes a revision of the

Company's Remuneration Policy for the Member'S of the

 Management Board, the purpose of the proposal is to

bring the Remuneration Policy more in line with

current market standards and governance practices,

the principal revisions of the Remuneration Policy

are the following: (i) the annual short term bonus is

 set at up to 75 of base salary in the case of on

target performance and up to a maximum of 125 in the

case of outperformance, (ii) stock options, if any ,

are issued, subject to a 3 year vesting period, up to

 100 [fair value based] of base salary [subject to an

 overall maximum of outstanding stock options for

employees and Members of the Management Board of 7.5

of the Company's issued capital], (iii) pension

arrangements will be improved up to a level

reflecting market average and (iv) the introduction

of a claw back and ultimumremedium clause for the

Supervisory Board in line with the code

PROPOSAL #8.a: Re-appoint Mr. Chuck D. Del Prado as a        ISSUER            YES             FOR                  FOR

 Member of the Management Board

PROPOSAL #8.b: Appoint Mr. Peter van Bommel as a                ISSUER            YES             FOR                  FOR

Member of the Management Board

PROPOSAL #9.a: Re-appoint Mr. Heinrich W. Kreutzer as        ISSUER            YES             FOR                  FOR

 a Member of the Supervisory Board where all details

as laid down in Article 2:158 Paragraph 5, Section

2:142 Paragraph 3 of the Dutch Civil Code are

available for the general meeting of shareholders

PROPOSAL #9.b: Appointment of Mr. Martin C.J. van              ISSUER            YES             FOR                  FOR

Pernis as a Member of the Supervisory Board where all

 details as laid down in Article 2:158 Paragraph 5,

Section 2: 142 Paragraph 3 of the Dutch Civil Code

are available for the general meeting of shareholders

PROPOSAL #10.: Corporate governance                                       ISSUER             NO              N/A                  N/A

PROPOSAL #11.a: Approve to change the Articles of              ISSUER            YES             FOR                  FOR

Association in respect of the following subjects:

procedure for appointment of Members of the

Management Board and Supervisory Board

PROPOSAL #11.b: Approve to change the Articles of              ISSUER            YES             FOR                  FOR

Association in respect of the following subjects:

procedure for dismissal of Members of the Management

Board and Supervisory Board

PROPOSAL #11.c: Approve to change the Articles of              ISSUER            YES         AGAINST           AGAINST

Association in respect of the following subjects:

proposed legislative changes with respect to

shareholders rights

PROPOSAL #11.d: Approve to change the Articles of              ISSUER            YES             FOR                  FOR

Association in respect of the following subjects:

(proposed) changes with respect to Dutch Corporate Law

PROPOSAL #12.: Dividend policy, the Management Board         ISSUER             NO              N/A                  N/A

has decided with the approval of the Supervisory

Board that the net loss for the year 2009 will be

charged to the reserves

PROPOSAL #13.: Approve a discussion on the structure         ISSUER            YES             FOR                  FOR

of the Company should be postponed and held at the

AGM of shareholders in 2012 if profitability of the

front-end business shall not have been achieved by

PROPOSAL #14.: Approve to designate the Managing                ISSUER            YES         AGAINST           AGAINST

Board, subject to the approval of the Supervisory

Board, for a period of 18 months as the body which is

 authorized to resolve to issue shares up to a number

 of shares not exceeding the number of unissued

shares in the capital of the Company and authorize

the Managing Board under approval of the Supervisory

Board as the sole body to limit or exclude the pre

emptive right on new issued shares in the Company

PROPOSAL #15.: Authorize the Managing Board, subject         ISSUER            YES         AGAINST           AGAINST

to the approval of the Supervisory Board, to cause

the Company to acquire its own shares for valuable

consideration, up to a maximum number which, at the

time of acquisition, the Company is permitted to

acquire pursuant to the provisions of Section 98,

Sub-Section 2, of book 2 of the Netherlands Civil

Code, such acquisition may be effected by means of

any type of contract, including stock exchange

transactions and private transactions, the price must

 lie between the nominal value and an amount equal to

 110% of the market price by 'market price' is

understood the average of the highest prices reached

by the shares on each of the 5 stock exchange

business days preceeding the date of acquisition, as

evidenced by the official price list of Euronext

Amsterdam NV; the authorization will be valid for a

period of 18 months, commencing on 20 MAY 2010

PROPOSAL #16.: Any other business                                           ISSUER             NO              N/A                  N/A

PROPOSAL #17.: Closing of the general meeting                      ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASPEN GROUP LTD

  TICKER:                  N/A                 CUSIP:   Q05677101

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the financial                ISSUER             NO              N/A                  N/A

report for the YE 30 JUN 2009 for Aspen Group,

including the Director's declaration, the Director's

report and the audit report

PROPOSAL #2.: Approve and adopt the Company's                     ISSUER            YES         AGAINST           AGAINST

remuneration report for the YE 30 JUN 2009

PROPOSAL #3.: Re-elect Mr. Reginald Gillard as a                ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation

PROPOSAL #4.: Re-elect Mr. Gavin Hawkins as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASSECO POLAND S A

  TICKER:                  N/A                 CUSIP:   X02540130

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting and election of          ISSUER            YES             FOR                  FOR

the Chairman

PROPOSAL #2: Approve to state the Chairman, if the            ISSUER            YES             FOR                  FOR

meeting has been convened in conformity of

regulations and assuming its capability to pass valid

 resolutions and election of the ballot counting

PROPOSAL #3: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Receive the Management Boards report on         ISSUER            YES             FOR                  FOR

the Asseco Poland SA activity in 2009

PROPOSAL #5: Approve the Asseco Poland SA financial          ISSUER            YES             FOR                  FOR

statement for 2009

PROPOSAL #6: Approve the Auditors opinion and report         ISSUER            YES             FOR                  FOR

on the Asseco Poland SA financial statement for 2009

PROPOSAL #7: Receive the Supervisory Boards report on        ISSUER            YES             FOR                  FOR

 assessment of the Management Boards report on

activity and assessment of the Asseco Poland SA

financial statement for 2009

PROPOSAL #8: Adopt the resolutions on approval of the        ISSUER            YES             FOR                  FOR

 Management Boards report on activity and approve the

 Companys financial statement for 2009

PROPOSAL #9: Approve to review the capital groups              ISSUER            YES             FOR                  FOR

report on activity and the capital groups financial

statement for 2009

PROPOSAL #10: Approve to review the Auditors opinion         ISSUER            YES             FOR                  FOR

and report on the capital groups financial statement

for 2009

PROPOSAL #11: Adopt the resolution on approval of the        ISSUER            YES             FOR                  FOR

 report on the capital groups financial statement for

 2009 and activity in 2009

PROPOSAL #12: Grant discharge to the Management Board        ISSUER            YES             FOR                  FOR

 for 2009

PROPOSAL #13: Grant discharge to the Supervisory                ISSUER            YES             FOR                  FOR

Board for 2009

PROPOSAL #14: Approve the allocation of net profit            ISSUER            YES             FOR                  FOR

earned in 2009 and dividend payment

PROPOSAL #15: Approve to review the Management Boards        ISSUER            YES             FOR                  FOR

 report on activity and the Systemy Informacyjne

Kapital SA financial statement for 2009

PROPOSAL #16: Approve to review the Supervisory                 ISSUER            YES             FOR                  FOR

Boards report on assessment of the Management Boards

report on the Systemy Informacyjne Kapital SA

activity and financial statement for 2009

PROPOSAL #17: Adopt the Management Board of Asseco            ISSUER            YES             FOR                  FOR

Poland SA report on activity and financial statement

for 2009 of the Systemy Informacyjne Kapital SA

PROPOSAL #18: Grant discharge to the Management Board        ISSUER            YES             FOR                  FOR

 of the Systemy Informacyjne Kapital SA for 2009

PROPOSAL #19: Grant discharge to the Supervisory                ISSUER            YES             FOR                  FOR

Board of the Systemy Informacyjne Kapital SA for 2009

PROPOSAL #20: Approve to review the Management Boards        ISSUER            YES             FOR                  FOR

 report on the studio Komputerowe Galkom SP.Z O.O.

activity for 2009

PROPOSAL #21: Approve to review the Supervisory                 ISSUER            YES             FOR                  FOR

Boards report on assessment of the Management Boards

report on activity and financial statement for 2009

of the studio Komputerowe Galkom Sp.Z O.O

PROPOSAL #22: Adopt the resolutions on the Management        ISSUER            YES             FOR                  FOR

 Boards report on activity and financial statement

for 2009 of the studio Komputerowe Galkom Sp.Z O.O

PROPOSAL #23: Grant discharge to the Management Board        ISSUER            YES             FOR                  FOR

 of the studio Komputerowe Galkom Sp.Z O.O. for 2009

PROPOSAL #24: Grant discharge to the Supervisory                ISSUER            YES             FOR                  FOR

Board of the studio Komputerowe Galkom Sp.Z O.O. for

PROPOSAL #25: Approve to review the Management Boards        ISSUER            YES             FOR                  FOR

 report on the ABG SA activity for 2009

PROPOSAL #26: Approve to review the Supervisory                 ISSUER            YES             FOR                  FOR

Boards report on assessment of the Management Boards

report on activity and financial statement for 2009

of the ABG SA

PROPOSAL #27: Receive the Management Boards report on        ISSUER            YES             FOR                  FOR

 activity and financial statement for 2009 of the ABG

PROPOSAL #28: Grant discharge to the Management Board        ISSUER            YES             FOR                  FOR

 of the ABG SA for 2009

PROPOSAL #29: Grant discharge to the Supervisory                ISSUER            YES             FOR                  FOR

Board of the ABG SA for 2009

PROPOSAL #30: Adopt the disposal of properties                    ISSUER            YES             FOR                  FOR

PROPOSAL #31: Adopt the acquisition of properties               ISSUER            YES             FOR                  FOR

PROPOSAL #32: Closing of the meeting                                     ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASSECO POLAND S.A., WARSZAWA

  TICKER:                  N/A                 CUSIP:   X02540130

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.: Appoint the meeting's Chairman                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the statement of the meeting's         ISSUER            YES         ABSTAIN           AGAINST

legal validity

PROPOSAL #4.: Approve the presentation of the Plan on        ISSUER            YES         ABSTAIN           AGAINST

 merger of the Company with ABG SA

PROPOSAL #5.: Approve the merger of Asseco Poland SA         ISSUER            YES             FOR                  FOR

with the Company - ABG SA

PROPOSAL #6.: Approve the changes to the Company's            ISSUER            YES             FOR                  FOR

statute text

PROPOSAL #7.: Approve the changes to the Company's            ISSUER            YES             FOR                  FOR

Rules of General Meetings

PROPOSAL #8.: Closure of the meeting                                     ISSUER            YES         ABSTAIN           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASSURA GROUP LIMITED

  TICKER:                  N/A                 CUSIP:   G47685113

  MEETING DATE:      9/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Annual Report and        ISSUER            YES             FOR                  FOR

 Accounts of the Company for the FYE 31 MAR 2009

PROPOSAL #2.: Approve the Directors' Remuneration              ISSUER            YES             FOR                  FOR

Report for the FYE 31 MAR 2009

PROPOSAL #3.: Re-appoint Ernst & Young LLP as the              ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize the Directors

to determine the Auditors' remuneration

PROPOSAL #4.: Re-elect John Curran as a Director of          ISSUER            YES         AGAINST           AGAINST

the Company

PROPOSAL #5.: Re-elect Graham Chase as a Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #6.: Elect Clare Hollingsworth as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #7.: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #S.8: Authorize the Company to make market          ISSUER            YES             FOR                  FOR

purchases and/or acquisitions of its own shares and

to hold such shares in treasury

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASSYSTEM SA, PARIS

  TICKER:                  N/A                 CUSIP:   F0427A122

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements for          ISSUER            YES             FOR                  FOR

the FYE on 31 DEC 2009

PROPOSAL #O.2: Grant discharge of duties to the                 ISSUER            YES             FOR                  FOR

Executive Board

PROPOSAL #O.3: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the FYE on 31 DEC 2009

PROPOSAL #O.4: Approve the special report of the                ISSUER            YES         AGAINST           AGAINST

Statutory Auditors on the Agreements pursuant to

Article L.225-86 of the Commercial Code and such

Agreements

PROPOSAL #O.5: Approve the allocation of income for          ISSUER            YES             FOR                  FOR

the FY 2009

PROPOSAL #O.6: Grant authority in order for the                 ISSUER            YES             FOR                  FOR

Company to purchase its own shares

PROPOSAL #O.7: Ratify the co-optation of Fonds                   ISSUER            YES             FOR                  FOR

Strategique d'Investissement in substitution of CDC

as Supervisory Board Member

PROPOSAL #O.8: Approve the termination of Mr. Pierre         ISSUER            YES             FOR                  FOR

Guenant's term as Supervisory Board Member -

proposition of renewal

PROPOSAL #O.9: Approve the termination of the term as        ISSUER            YES             FOR                  FOR

 Supervisory Board member of the Company Amaryllis

Conseil et Investissement, represented by Mr. Armand

Carlier- proposition of renewal

PROPOSAL #O.10: Approve the termination of Mr.                   ISSUER            YES             FOR                  FOR

Stanislas Chapron's term as Supervisory Board member

- proposition of renewal

PROPOSAL #O.11: Approve the attendance allowances for        ISSUER            YES             FOR                  FOR

 the FY 2010

PROPOSAL #E.12: Authorize the Executive Board to                ISSUER            YES         AGAINST           AGAINST

increase the capital within the limit of 10 Million

Euros of nominal by issuing common shares and/or any

securities giving access to the capital with

preferential subscription rights of the shareholders

PROPOSAL #E.13: Authorize the Executive Board to                ISSUER            YES             FOR                  FOR

increase the capital by issuing common shares and/or

securities giving access to the capital with

cancellation of preferential subscription rights by

private investment

PROPOSAL #E.14: Authorize the Executive Board for a          ISSUER            YES             FOR                  FOR

period of 26 months to carry out capital increases by

 issuing shares and/or securities issued by the

Company giving access to the capital, in favor of

members of a Company Saving plan or Group Saving Plan

PROPOSAL #E.15: Authorize the Executive Board to                ISSUER            YES             FOR                  FOR

carry out free allocations of shares (Attributions

gratuities d'actions -AGA), existing or to be issued,

 in favor of employees or corporate officers of the

Group or some of them

PROPOSAL #E.16: Authorize the Executive Board to                ISSUER            YES             FOR                  FOR

grant options to subscribe or purchase shares of the

Company, to some collaborators of the group as well

as corporate officers of the Company or companies of

the Group

PROPOSAL #E.17: Grant Powers                                                   ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASTALDI SPA

  TICKER:                  N/A                 CUSIP:   T0538F106

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statement at 31         ISSUER             NO              N/A                  N/A

DEC 2009, any adjournment thereof

PROPOSAL #O.2: Appointment of Honorary as a Chairman         ISSUER             NO              N/A                  N/A

PROPOSAL #O.3: Approve the renewal of the Board of            ISSUER             NO              N/A                  N/A

Director for corporate years 2010-2012, any

adjournment thereof

PROPOSAL #O.4: Approve the proposal of integration            ISSUER             NO              N/A                  N/A

and adjustment of emolument of activity of auditing

for corporate years 2009 and 2010, any adjournment

PROPOSAL #O.5: Approve the resolutions according to          ISSUER             NO              N/A                  N/A

share buy back and disposal

PROPOSAL #E.1: Amend the Statute                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASTRAL FOODS LTD

  TICKER:                  N/A                 CUSIP:   S0752H102

  MEETING DATE:      2/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the annual financial statements           ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Re-elect Mr. T. Delport as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Re-elect Mr. D.D. Ferreira as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.3: Re-elect Dr. O.M. Lukhele as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Re-elect Mr. J.J. Geldenhuys as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.2: Re-elect Dr. N. Tsengwa as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Re-elect Mr. C.E. Schutte as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve the remuneration of the Non-             ISSUER            YES             FOR                  FOR

executive Directors

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers Inc          ISSUER            YES             FOR                  FOR

as the Auditors

PROPOSAL #6.: Approve the allotment and issue of                ISSUER            YES         AGAINST           AGAINST

shares

PROPOSAL #7.: Adopt and approve the Astral Foods                ISSUER            YES         AGAINST           AGAINST

Limited Forfeitable Share Plan

PROPOSAL #8.S.1: Approve the acquisition of shares            ISSUER            YES             FOR                  FOR

issued by the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASTRAL MEDIA INC

  TICKER:                  N/A                 CUSIP:   046346201

  MEETING DATE:      12/9/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the extension, from 5 to 7                ISSUER            YES         AGAINST           AGAINST

years, of the term of certain outstanding options

granted to insiders of the Corporation under the Key

Employee Stock Option Plan, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASTRO JAPAN PROPERTY TRUST

  TICKER:                  N/A                 CUSIP:   Q0585A102

  MEETING DATE:      11/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, subject to the approval of            ISSUER            YES             FOR                  FOR

Resolution 2, Constitution of the Trust in accordance

 with the provisions of the Stapling Deed Poll in the

 form tabled at the meeting and signed by the

Chairman of the meeting for the purposes of

identification, such amendments to take effect from

the date the amendment Constitution is lodged with

the Australian Securities and Investments Commission

PROPOSAL #S.2: Authorize the Responsible Entity of            ISSUER            YES             FOR                  FOR

the Trust, subject to the Resolution 1, to do all

things necessary to give effect to the Stapling

Proposal as specified

PROPOSAL #S.3: Amend the Clause 5.12 and insert a new        ISSUER            YES             FOR                  FOR

 Clause 5.13 into the Constitution of the Trust in

accordance with the provisions of the other

amendments Deed Poll in the form tabled at the

meeting and signed by the Chairman of the meeting for

 the purposes of identification, such amendments to

take effect from the date the amendment Constitution

is lodged with the Australian Securities and

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ASYA KATILIM BANKASI AS, ISTANBUL

  TICKER:                  N/A                 CUSIP:   M15323104

  MEETING DATE:      3/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the assembly and election of         ISSUER             NO              N/A                  N/A

the Chairmanship

PROPOSAL #2: Authorize the Chairmanship in order to          ISSUER             NO              N/A                  N/A

sign the minutes of the assembly

PROPOSAL #3: Receive the Board of Directors activity         ISSUER             NO              N/A                  N/A

report, Auditors report, and as well as of the

Independent External Auditing Company's report

PROPOSAL #4: Ratify the balance sheet and profits &          ISSUER             NO              N/A                  N/A

loss statement, and reading of  the Board of

Directors proposal concerning distribution of profit;

 taking decision on the distribution of profit

PROPOSAL #5: Ratify the midterm elections for the              ISSUER             NO              N/A                  N/A

vacated board memberships

PROPOSAL #6: Grant discharge of the Board Members and        ISSUER             NO              N/A                  N/A

 Auditors

PROPOSAL #7: Approve to take decision on the fees and        ISSUER             NO              N/A                  N/A

 remuneration for the members of the Board of

Directors and Auditors

PROPOSAL #8: Authorize the Members of the Board of            ISSUER             NO              N/A                  N/A

Directors to determine the members of the high

consultative committee as well as the remuneration

for the committee members

PROPOSAL #9: Ratify the Independent External Auditing        ISSUER             NO              N/A                  N/A

 Company elected by Board of Directors for 1 year

PROPOSAL #10: Approve to give information to the                ISSUER             NO              N/A                  N/A

shareholders about the donations given across the year

PROPOSAL #11: Approve the Company's disclosure policy        ISSUER             NO              N/A                  N/A

 which was revised in accordance with the corporate

governance principals

PROPOSAL #12: Authorize the Board of Directors in              ISSUER             NO              N/A                  N/A

accordance with the Articles 334 and 335 of the

Turkish Trade Code

PROPOSAL #13: Wishes And Suggestions                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ATCO LTD

  TICKER:                  N/A                 CUSIP:   046789400

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive the consolidated financial                 ISSUER             NO              N/A                  N/A

statements for the YE 31 DEC 2009, accompanied by the

 report of the Auditor

PROPOSAL #1: Election of Robert T. Booth, Bertrand P.        ISSUER             NO              N/A                  N/A

 Collomb, Brian P. Drummond, Rt. Hon. Donald F.

Mazankowski, Helmut M. Neldner, Michael R.P Rayfield,

 Nancy C. Southern, Ronald D. Southern, Charles W.

Wilson as the Directors

PROPOSAL #2: Appointment of PricewaterhouseCoopers            ISSUER             NO              N/A                  N/A

LLP as the Auditor of the Corporation

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ATEA ASA A-AKSJER

  TICKER:                  N/A                 CUSIP:   R0728G106

  MEETING DATE:      10/15/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect Chairperson for the meeting                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Elect an individual to sign the minutes        ISSUER            YES             FOR                  FOR

 jointly with the Chairperson

PROPOSAL #3.: Approve the notice and agenda                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Authorize the Board of Directors to              ISSUER            YES         AGAINST           AGAINST

increase the share capital in connection with Option

and Incentive Programmes for the Company's Employees

PROPOSAL #5.: Amend the Articles of Association                 ISSUER            YES             FOR                  FOR

regarding the providing of documents to the

shareholders in relation to general meetings on the

Company's web-site

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  A-TEC INDUSTRIES AG

  TICKER:                  N/A                 CUSIP:   A9898H107

  MEETING DATE:      10/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend the Articles of Association to            ISSUER            YES             FOR                  FOR

comply with the Aktienrechts-Anderungsgesetz 2009

[Companies [Amendment] Act]

PROPOSAL #2.: Grant authority for the conferral on            ISSUER            YES         AGAINST           AGAINST

holders of the bonds issued by the Company on 23 SEP

2009 with a total face value of EUR 110,000,000 (and

additional bonds carrying such rights up to a total

face value of EUR 10,000,000 in the event of exercise

 of the over-allotment option by the Lead Manager) of

 rights to convert up to an initial 7,452,575 bonds

[or up to 8,130,082 bonds in the event of full

exercise of the over-allotment option] into bearer

shares in the Company of no par value representing an

 initial EUR 7,452,575 (or EUR 8,130,082 in the event

 of exercise of the over-allotment option) of the

Company's share capital, and simultaneously excluding

 the subscription rights of shareholders with rights

to convert these bonds into shares in the Company

under Section 174(4) Aktiengesetz ([AktG] Companies

Act) in conjunction with Section 153 of that act

PROPOSAL #3.: Amend the resolution on the 9th item on        ISSUER            YES         AGAINST           AGAINST

 the agenda of the general meeting held on 06 NOV

2006 as amended by the general meeting resolution

adopted on 27 JUN 2008 regarding the conditional

capital increase, to the effect that the latter may

also be carried out if holders of other convertible

bonds issued on the basis of the resolution of the

general meeting adopted on 06 NOV 2006 exercise their

 conversion or subscription rights

PROPOSAL #4.: Approve, in accordance with Section 159        ISSUER            YES         AGAINST           AGAINST

 AktG on a further conditional increase of the

Company's share capital of up to EUR 3,100,000 by

issuing up to specified new bearer shares of no par

value for the purpose of granting conversion or

subscription rights to holders of convertible bonds;

the conditional capital may be issued in one or more

tranches up to the maximum amount authorized; the

sole purpose of any capital increase is to permit the

 exercise of conversion or subscription rights;

authorize the Supervisory Board to resolve on

amendments to the Articles of Association arising

from the issue of shares out of conditional capital

PROPOSAL #5.: Amend the resolution on the 10th item          ISSUER            YES             FOR                  FOR

of the agenda of the general meeting held on 06 NOV

2006 as amended by the general meeting resolution

adopted on 27 JUN 2008 authorizing the Management

Board, subject to the approval of the Supervisory

Board, to increase the Company's share capital by up

to EUR 2,000,000 in accordance with Section 159(3)

AktG by issuing up to 2,000,000 bearer shares of no

par value for the purpose of granting share options

to employees, Senior Executives and the Members of

the Management Boards of the Company or Group

Companies to the effect that this authorization in

accordance with section 159(3) AktG is limited to an

increase of EUR 100,000 through the issue of up to

100,000 new bearer shares of no par value

PROPOSAL #6.: Amend the Article 7(2) of the Articles         ISSUER            YES         AGAINST           AGAINST

of Association as specified

PROPOSAL #7.: Amend the Article 7(3) of the Articles         ISSUER            YES             FOR                  FOR

of Association as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ATEN INTERNATIONAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y0433U103

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Receive 2009 business reports                       ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: Receive the 2009 audited reports                 ISSUER             NO              N/A                  N/A

reviewed by the Supervisors

PROPOSAL #2.1: Ratify the 2009 business and financial        ISSUER            YES             FOR                  FOR

 reports

PROPOSAL #2.2: Ratify the 2009 earnings distribution         ISSUER            YES             FOR                  FOR

proposal as follows: proposed cash dividend: TWD 3

per share

PROPOSAL #2.3: Amend the rules of Shareholders'                 ISSUER            YES             FOR                  FOR

meeting

PROPOSAL #2.4: Amend the procedures of loan to other         ISSUER            YES             FOR                  FOR

parties

PROPOSAL #2.5: Amend the procedures of endorsements          ISSUER            YES             FOR                  FOR

and guarantees

PROPOSAL #3: Other issues and extraordinary motions           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ATLAS IRON LTD

  TICKER:                  N/A                 CUSIP:   Q0622U103

  MEETING DATE:      7/20/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, for the purposes of        ISSUER            YES             FOR                  FOR

 Listing Rule 7.4 of the Listing Rules of the ASX and

 for all other purposes, the allotment and issue of

2,150,486 shares, issued on terms and conditions as

specified, to persons who are not related parties of

the Company

PROPOSAL #2.: Approve and ratify, for the purposes of        ISSUER            YES             FOR                  FOR

 Listing Rule 7.4 of the Listing Rules of the ASX and

 for all other purposes, the allotment and issue of

42,000,000 shares, issued on terms and conditions as

specified, to persons who are not related parties of

the Company

PROPOSAL #3.: Authorize the Company, for the purposes        ISSUER            YES             FOR                  FOR

 of Listing Rule 7.1 of the Listing Rules of the ASX

and for all other purposes, to issue and allot up to

33,539,568 shares on the terms as specified

PROPOSAL #4.: Authorize the Company, for the purposes        ISSUER            YES             FOR                  FOR

 of Listing Rule 10.11 of the Listing Rules of ASX,

Section 195(4) of the Corporation Act and for all

other purpose, to issue and allot up to 25,000 shares

 to Mr. Geoffrey Clifford up to 18,000 shares to Ms.

Jyn Sim Baker and up to 200,000 shares to Mr. David

Hannon, on the terms as specified

PROPOSAL #5.: Adopt, with effect from the close of            ISSUER            YES             FOR                  FOR

the meeting and in accordance with Section 136 of the

 Corporation Act, the constitution tabled at the

meeting [as specified, but excluding Rule 33 of that

Constitution, which is subject to the passing of

Resolution 6] as its constitution in substitution

for, and to the exclusion of the both the existing

constitution and the replaceable rules as specified

PROPOSAL #6.: Adopt, subject to approval of                        ISSUER            YES             FOR                  FOR

Resolution 5, with effect from the close of the

meeting and in accordance with Section 136 of the

Corporation Act, Rule 33 of the Constitution of the

Company [adopted pursuant to Resolution 5], as

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ATLAS IRON LTD

  TICKER:                  N/A                 CUSIP:   Q0622U103

  MEETING DATE:      11/6/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report by the            ISSUER            YES             FOR                  FOR

shareholders

PROPOSAL #2.: Re-elect Mr. David Hannon as a                       ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Rule 3.6 of

the Constitution

PROPOSAL #3.: Approve and ratify, for the purpose of         ISSUER            YES             FOR                  FOR

Rule 7.4 of the Listing Rules of the ASX Limited and

for all other purposes, the allotment and issue of

700,000 fully paid ordinary shares in the capital of

the Company to HR Equities Pty Ltd., a wholly owned

subsidiary of Hannans Reward Limited, on the terms

and conditions as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ATRIUM EUROPEAN REAL ESTATE LIMITED

  TICKER:                  N/A                 CUSIP:   G0621C113

  MEETING DATE:      10/2/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, effective immediately on                ISSUER            YES             FOR                  FOR

conclusion of this EGM, to convert all shares in the

Company to no par value shares; the Company is not

limited as to the number of shares it may be

authorized to issue; to amend the Memorandum of

Association of the Company to state that the Company

will be a no par value Company and will have no limit

 on the number of shares it may be authorized to

issue; and to amend the Articles of Association of

the Company to conform to the version of the

Memorandum and Articles of Association of the Company

 as specified and that the amended Memorandum and

Articles supersede and replace in their entirely the

existing memorandum and Articles of Association of

PROPOSAL #2.: Amend, subject to conditional upon and         ISSUER            YES             FOR                  FOR

effective upon closing as specified, the Articles of

Association of the Company to conform to the version

of the Articles of Association of the Company

contained in document titled Further Amended

Articles, as tabled by the chairman of this meeting

and initialed for the purpose of identification, and

that the further amended Articles supersede and

replace in their entirely the then existing Articles

of Association of the Company

PROPOSAL #3.: Approve, subject to and conditional              ISSUER            YES             FOR                  FOR

upon the passing of resolutions 1 and 2, to reduce

the Company's stated capital account comprising the

payment of a special dividend of EUR 0.50 per

ordinary share; and the reduction in the Company's

stated capital account to the extent that the payment

 of a dividend of EUR 0.12 per ordinary share in

quarterly installments is made out of the Company's

stated capital provided that the authority conferred

shall expire after the first 4 quarterly installments

PROPOSAL #4.: Authorize the Company, in accordance            ISSUER            YES             FOR                  FOR

with Companies [Jersey] Law 1991, to make purchases

on a Stock Exchange of its ordinary shares [either

for the retention as treasury shares for further

reissue and resale or transfer, or for the

cancellation] authorize the maximum number of shares

to be purchased 50,000,000 ordinary shares; the

minimum price [exclusive of expenses] which may be

paid for a share shall be 1 EUR cent; the maximum

price which may be paid for a share of the relevant

class is an amount equal to the higher of 110% of the

 average of the middle market quotations for a share

of the relevant class on the relevant market on which

 the ordinary shares are purchased for the 5 business

 days immediately preceding the date on which the

share is purchased; and the higher of the price of

the last independent trade for a share of the

relevant class and the higher current independent bid

 for a share of the relevant class at the time of

purchase [Authority expires the earlier of the

conclusion of the AGM of the Company in 2010 or the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ATRIUM EUROPEAN REAL ESTATE LIMITED

  TICKER:                  N/A                 CUSIP:   G0621C113

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts of the Company for        ISSUER            YES             FOR                  FOR

 the YE 31 DEC 2009 and the report of the Directors

and Auditors thereon

PROPOSAL #2.: Re-appoint KPMG Channel Islands Limited        ISSUER            YES             FOR                  FOR

 as the Company's Auditors

PROPOSAL #3.: Authorize the Directors to agree the            ISSUER            YES             FOR                  FOR

Auditors' remuneration

PROPOSAL #S.4.a: Authorize the Company in accordance         ISSUER            YES             FOR                  FOR

with the Companies [Jersey] law 1991, as amended, to

make purchases on a stock exchange of its shares

[either for the retention as Treasury shares for

resale or transfer, or for cancellation]; the maximum

 number of shares authorized to be purchased is

50,000,000 shares in the capital of the Company

PROPOSAL #S.4.b: Authorize the Company in accordance         ISSUER            YES             FOR                  FOR

with the Companies [jersey] law 1991, as amended, to

make purchases on a stock exchange of its shares

[either for the retention as treasury shares for

resale or transfer, or for cancellation], the minimum

 price [exclusive of expenses] which may be paid for

a share shall be 0.01

PROPOSAL #S4.c1: Authorize the Company in accordance         ISSUER            YES             FOR                  FOR

with the Companies [Jersey] law 1991, as amended, to

make purchases on a stock exchange of its shares

[either for the retention as treasury shares for

resale or transfer, or for cancellation], the maximum

 price which may be paid for a share is, in respect

of a share contracted to be purchased on any day, the

 higher of (i) an amount [exclusive of expenses]

equal to 110 of the average of the middle market

quotations for a share on the relevant market on

which the shares are purchased for the 5 business

days immediately preceding the date on which the

share is contracted to be purchased

PROPOSAL #S4.c2: Authorize the Company in accordance         ISSUER            YES             FOR                  FOR

with the Companies [Jersey] law 1991, as amended, to

make purchases on a stock exchange of its shares

[either for the retention as treasury shares for

resale or transfer, or for cancellation], the maximum

 price which may be paid for a share is, in respect

of a'S hare contracted to be purchased on any day,

the higher of: (ii) the amount equal to the higher of

 the price of the last independent trade of a share

and the highest current independent bid for a share

on the relevant market on which the shares are

purchased at the time of purchase

PROPOSAL #S.4.d: Authorize the Company in accordance         ISSUER            YES             FOR                  FOR

with the Companies [Jersey] Law 1991, as amended, to

make purchases on a stock exchange of its shares

[either for the retention as treasury shares for

resale or transfer, or for cancellation]; authority

shall expires at the conclusion of the next AGM of

the Company following the passing of this resolution,

 unless such authority is varied, revoked or renewed

prior to such time by a special resolution of the

Company in general meeting, and in any event shall

expire no later than 18 NOV 2011

PROPOSAL #S.4.e: Authorize the Company in accordance         ISSUER            YES             FOR                  FOR

with the Companies [Jersey] law 1991, as amended, to

make purchases on a stock exchange of its shares

[either for the retention as treasury shares for

resale or transfer, or for cancellation]; the Company

 may conclude a contract to purchase shares under the

 authority hereby conferred prior to the expiry of

such authority which will or may be completed wholly

or party after such expiry, and may make a purchase

of shares in pursuance of any such contract as if the

 authority hereby conferred had not expired

PROPOSAL #S.5: Authorize the Directors to issue                 ISSUER            YES             FOR                  FOR

shares up to an aggregate of 37,200,000 shares to

such persons at such times and generally on such

terms and conditions as they think fit for a period

expiring at the conclusion of the next AGM of the

Company following the passing of this Resolution,

unless this authority is varied, revoked or renewed

prior to such time by a Special Resolution of the

Company in general meeting, and in any event this

authority shall expire no later than 18 NOV 2011, and

 to make an offer or agreement pursuant to this

authority which would or might require shares to be

issued after the expiry of this authority and the

Directors may issue shares pursuant to that offer or

agreement as if this authority had not expired

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ATRIUM INNOVATIONS INC

  TICKER:                  N/A                 CUSIP:   04963Y102

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Yvon Bolduc as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Election of Alain Bouchard as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of Eric Dupont as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Election of Pierre Fitzgibbon as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of Jacques Gauthier as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of Yves Julien as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Election of Claude Lamoureux as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.8: Election of Pierre Laurin as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Election of Gerard Limoges as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.10: Election of Carole St-Charles as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Appointment of PricewaterhouseCoopers            ISSUER            YES             FOR                  FOR

LLP/s.r.l./s.e.n.c.r.l. as the Auditors of the

Corporation for the ensuing year and authorize the

Directors to fix their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ATS AUTOMATION TOOLING SYS INC

  TICKER:                  N/A                 CUSIP:   001940105

  MEETING DATE:      8/13/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Elect Neil D. Arnold as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Elect John K. Bell as a Director                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.3: Elect Anthony Caputo as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Elect Michael E. Martino as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Elect Gardon E. Presher as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Elect Neale X. Trangucci as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Elect Daryl C. F. Wilson as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint Ernst & Young LLP as the                   ISSUER            YES             FOR                  FOR

Auditors of the Corporation for the ensuing year and

authorize the Directors to fix their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ATSUGI CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J0339K115

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AURA MINERALS INC

  TICKER:                  N/A                 CUSIP:   05152Q305

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive and consider the annual                 ISSUER             NO              N/A                  N/A

report of management to the shareholders and the

audited consolidated financial statements of the

Company for the YE 31 DEC 2009 and the report of the

Auditors thereon

PROPOSAL #S.a: Approve and adopt to increase in the          ISSUER            YES             FOR                  FOR

maximum number of directors set forth in the articles

 of the Company from 7 to 9, as specified

PROPOSAL #b.1: Election of Patrick J. Mars as a                 ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #b.2: Election of Patrick Downey as a                   ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #b.3: Election of Elizabeth Martin as a                ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #b.4: Election of William Murray as a                   ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #b.5: Election of John Ivany as a Director          ISSUER            YES             FOR                  FOR

of the Company for the ensuing year

PROPOSAL #b.6: Election of Tom Ogryzlo as a Director         ISSUER            YES             FOR                  FOR

of the Company for the ensuing year

PROPOSAL #c: Appointment of PricewaterhouseCoopers            ISSUER            YES             FOR                  FOR

LLP, Chartered Accountants, as the Auditors of the

Company for the ensuing year and authorize the Board

of Directors of the Company  the Board  to fix their

remuneration

PROPOSAL #d: Approve the 2010 stock option and share         ISSUER            YES             FOR                  FOR

compensation plan, as specified

PROPOSAL #e: Approve the treasury share unit plan, as        ISSUER            YES             FOR                  FOR

 specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AURIGA INDUSTRIES A/S

  TICKER:                  N/A                 CUSIP:   K0834D101

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report by the Board of                 ISSUER            YES             FOR                  FOR

Directors on the Company's activities in the past FY

PROPOSAL #2: Receive the annual report for 2009 with         ISSUER            YES             FOR                  FOR

Auditor's report for adoption, including resolution

about the discharge of the obligations of the Board

of Executives and the Board of Directors and approve

the remuneration for the Board of Directors

PROPOSAL #3: Approve the resolution concerning the            ISSUER            YES             FOR                  FOR

appropriation of profits or the cover of losses in

accordance with the adopted annual report, the Board

of Directors proposes that dividend of DKK 2.40 be

paid per share of DKK 10

PROPOSAL #4.1: Re-elect Erik Hojsholt as a Member to         ISSUER            YES             FOR                  FOR

the Board of Directors

PROPOSAL #4.2: Re-elect Povl Krogsgaard-Larsen as a          ISSUER            YES             FOR                  FOR

Member to the Board of Directors

PROPOSAL #4.3: Re-elect Karl Anker Jorgensen as a              ISSUER            YES             FOR                  FOR

Member to the Board of Directors

PROPOSAL #4.4: Re-elect Jan Stranges as a Member to          ISSUER            YES             FOR                  FOR

the Board of Directors

PROPOSAL #4.5: Election of Jutta af Rosenborg as a            ISSUER            YES             FOR                  FOR

new Member to the Board of Directors

PROPOSAL #4.6: Election of Torben Svejgard as a new          ISSUER            YES             FOR                  FOR

Member to the Board of Directors

PROPOSAL #5: Re-appoint Deloitte Statsautoriseret              ISSUER            YES             FOR                  FOR

Revisionsaktieselskab as the Auditor

PROPOSAL #6.1.A: Amend, including new Danish                       ISSUER            YES             FOR                  FOR

terminology (changing the Danish term 'aktiebog'

(Register of Shareholders) to 'ejerbog' (Register of

Shareholders), as a consequence of the adoption of

the new Danish Companies Act (Selskabsloven); the

proposal will be considered as one independent

proposal and will entail amendments of Articles 4.2,

5, 6.1, 6.2, 7.3, 8.1, 8.3, 8.4, 8.5, 9, 10.1, 13.2

and 15.3 of the existing Articles of Association as

well as the introduction of a number of new

provisions as set out in annex 2 'Overview of

amendments to Articles of Association'; and the most

important amendments of the Articles of Association

concern changed legal requirements in relation, as

PROPOSAL #6.1.B: Approve, a new Article Section 7.5          ISSUER            YES             FOR                  FOR

on electronic communication is inserted to be worded,

 as specified

PROPOSAL #6.2: Approve, the Chairman of the general          ISSUER            YES             FOR                  FOR

meeting, Steffen Ebdrup, lawyer, is authorized to

submit an application for registration of the

amendments of the Articles of Association to the

Danish Commerce and Companies Agency and to implement

 changes in the registered documents to the extent

requested by the Danish Commerce and Companies Agency

 with a view to registering the amendments of the

Articles of Association

PROPOSAL #6.3: Authorize the Company, in the period          ISSUER            YES         AGAINST           AGAINST

up until the next OGM, to acquire treasury shares

with a nominal value of up to 10% of the share

capital, the price of acquisition of such treasury

shares not deviating by more than 10% from the market

 price applicable at any time

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AURIZON MINES LTD

  TICKER:                  N/A                 CUSIP:   05155P106

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to fix the number of Directors          ISSUER            YES             FOR                  FOR

at eight

PROPOSAL #2.1: Election of Richard Faucher as a                 ISSUER            YES             FOR                  FOR

Director whose terms of office expire at the Meeting

PROPOSAL #2.2: Election of Brian S. Moorhouse as a            ISSUER            YES         AGAINST           AGAINST

Director whose terms of office expire at the Meeting

PROPOSAL #3: Appointment of PricewaterhouseCoopers            ISSUER            YES             FOR                  FOR

LLP as Auditors of the Company for the ensuing year

and authorize the Directors to fix their remuneration

PROPOSAL #4: Approve certain amendments to the                   ISSUER            YES         AGAINST           AGAINST

Company's existing Stock Option Plan and the adopt

the amended and restated stock option plan,as

PROPOSAL #5: Approve the renewal of unallocated                 ISSUER            YES             FOR                  FOR

entitlements under the Company's existing Stock

Option Plan, or the amended and restated stock option

 plan, as applicable, as specified

PROPOSAL #6: Transact any other business                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AUROBINDO PHARMA LTD

  TICKER:                  N/A                 CUSIP:   Y04527134

  MEETING DATE:      12/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009 and profit and loss account

and cash flow statement for the YE on that date and

the report of the Board of Directors and the Auditors

 thereon

PROPOSAL #2.: Declare a dividend on the equity shares        ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Dr. M. Sivakumaran as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. M. Madan Mohan Reddy as         ISSUER            YES             FOR                  FOR

a Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. M. Sitarama Murthy as a         ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Appoint M/s. S.R. Batliboi & Associates        ISSUER            YES             FOR                  FOR

 as the Statutory Auditors of the Company to hold

office from the conclusion of this AGM until the

conclusion of the next AGM and authorize the Board of

 Directors to fix their remuneration

PROPOSAL #7.: Approve, in partial modification of the        ISSUER            YES             FOR                  FOR

 resolution passed at the 19th AGM held on 18 SEP

2006 and pursuant to the provisions of Sections 198,

269, 309, 311 and other applicable provisions, if

any, of the Companies Act, 1956, read with Schedule

XIII to the said Act, and subject to such other

consents/approvals as may be required, the

remuneration payable to Mr. P.V. Ramprasad Reddy who

was re-appointed as Whole-time Director of the

Company in the capacity of Executive Chairman for a

period of 5 years with effect from 29 JUN 2006 be and

 is hereby revised with effect from 01 SEP 2009 with

a basic salary of INR 3,75,000 per month and house

rent allowance of INR 2,50,000 per month whilst other

 existing terms remain unchanged; and notwithstanding

 anything to the contrary herein contained, where in

any FY during the currency of the tenure of Mr. P.V.

Ramprasad Reddy, the Company has no profits or its

profits are inadequate, the Company will pay

remuneration by way of salary, allowances and

perquisites within the limits as laid down under

Sections 198, 309, 310 and all other applicable

provisions, if any, of the Companies Act, 1956 read

with Schedule XIII of the Act as in force from time

to time

PROPOSAL #8.: Approve, in partial modification of the        ISSUER            YES             FOR                  FOR

 resolution passed at the 19th AGM held on 18 SEP

2006 and pursuant to the provisions of Sections 198,

269, 309, 311 and other applicable provisions, if

any, of the Companies Act, 1956 read with Schedule

XIII to the said Act, and subject to such other

consents/approvals as may be required, the

remuneration payable to Mr. K. Nithyananda Reddy who

was re-appointed as Managing Director of the Company

for a period of 5 years with effect from 29 JUN 2006

be and is hereby revised with effect from 01 SEP 2009

 with a basic salary of INR 3,75,000 per month and

house rent allowance of INR 2,50,000 per month whilst

 other existing terms remain unchanged; and

notwithstanding anything to the contrary herein

contained, where in any FY during the currency of the

 tenure of Mr. K. Nithyananda Reddy, the Company has

no profits or its profits are inadequate, the Company

 will pay remuneration by way of salary, allowances

and perquisites within the limits as laid down under

Sections 198, 309, 310 and all other applicable

provisions, if any, of the Companies Act, 1956 read

with Schedule XIII of the Act as in force from time

PROPOSAL #9.: Approve, in partial modification of the        ISSUER            YES             FOR                  FOR

 resolution passed at the 19th AGM held on 18 SEP

2006 and pursuant to the provisions of Sections 198,

269, 309, 311 and other applicable provisions, if

any, of the Companies Act, 1956, read with Schedule

XIII to the said Act, and subject to such other

consents/approvals as may be required, the

remuneration payable to Dr. M. Sivakumaran, who was

re-appointed as Whole-time Director of the Company

for 3 years with effect from 16 JAN 2007 be and is

hereby revised with effect from 01 SEP 2009 with a

basic salary of INR 3,75,000 per month and house rent

 allowance of INR 2,50,000 per month whilst other

existing terms remain unchanged; and notwithstanding

anything to the contrary herein contained, where in

any FY during the currency of the tenure of Dr. M.

Sivakumaran, the Company has no profits or its

profits are inadequate, the Company will pay

remuneration by way of salary, allowances and

perquisites within the limits as laid down under

Sections 198, 309, 310 and all other applicable

provisions, if any, of the Companies Act, 1956 read

with Schedule XIII of the Act as in force from time

PROPOSAL #10.: Re-appoint, pursuant to the provisions        ISSUER            YES             FOR                  FOR

 of Sections 198, 269, 309, 311 and other applicable

provisions, if any, of the Companies Act, 1956, read

with Schedule XIII to the said Act and subject to

such other consents/approvals as may be required, Dr.

 M. Sivakumaran as a Whole-time Director of the

Company for a further period of 3 years with effect

from 16 JAN 2010, whose term of office shall be

liable to determination by retirement of Directors by

 rotation at a remuneration and perquisites as

specified; and notwithstanding any thing to the

contrary herein contained, where in any FY during the

 currency of the tenure of Dr. M. Sivakumaran, the

Company has no profits or its profits are inadequate,

 the Company will pay remuneration by way of salary,

allowances and perquisites within the limits as laid

down under Sections 198, 309, 310 and all other

applicable provisions, if any, of the Companies Act,

1956 read with Schedule XIII of the Act as in force

from time to time

PROPOSAL #11.: Re-appoint, pursuant to the provisions        ISSUER            YES             FOR                  FOR

 of Sections 198, 269, 309, 311 and other applicable

provisions, if any, of the Companies Act, 1956, read

with Schedule XIII to the said Act and subject to

such other consents/approvals as may be required, Mr.

 M. Madan Mohan Reddy as a Whole-time Director of the

 Company for a further period of 3 years with effect

from 18 SEP 2009, whose term of office shall be

liable to determination by retirement of Directors by

 rotation at a remuneration and perquisites as

specified, and notwithstanding any thing to the

contrary herein contained, where in any FY during the

 currency of the tenure of Mr. M. Madan Mohan Reddy,

the Company has no profits or its profits are

inadequate, the Company will pay remuneration by way

of salary, allowances and perquisites within the

limits as laid down under Sections 198, 309, 310 and

all other applicable provisions, if any, of the

Companies Act, 1956 read with Schedule XIII of the

Act as in force from time to time

PROPOSAL #S.12: Appoint, pursuant to Section 314 (1)         ISSUER            YES             FOR                  FOR

and other applicable provisions of the Companies Act,

 1956, Ms. K. Kirthi Reddy, a relative of Mr. P.V.

Ramprasad Reddy, Chairman, Mr. K. Nithyananda Reddy,

Managing Director and Mr. P. Sarath Chandra Reddy,

Director of the Company, as an Assistant Manager

[Business Development] from 01 SEP 2008 to 30 APR

2009 with a remuneration of INR 2,30,000 lakhs per

annum and as a Sr. Manager [Business Development]

with effect from 01 MAY 2009 with revised

remuneration at INR 5,00,000 lakhs per annum,

consisting of monthly salary of INR 34,600 together

with provident fund benefits, leave travel

concession, reimbursement of medical expenses and

other benefits and perquisites as per the rules of

the Company; and authorize the Board of Directors of

the Company to promote her to higher cadres and/or to

 sanction her increments and/or accelerated

increments within the said cadre or higher cadre as

and when the Board of Directors deem fit, subject to

the rules and regulations of the Company in force,

from time to time, however, the increment shall not

exceed 20% of annual salary together with all the

benefits and allowances for each completed year of

service within the permissible total monthly

remuneration that may be prescribed in this behalf

from time to time under Section 314 of the Companies

PROPOSAL #S.13: Appoint, pursuant to Section                       ISSUER            YES             FOR                  FOR

314(1)(B) and other applicable provisions of the

Companies Act, 1956 including statutory modification

or re-enactment thereof for the time being in force

as may be enacted from time to time, the Director's

Relatives [Office or Place of Profit] Rules, 2003 and

 subject to such approvals including approval of the

Central Government, as may be required, Mr. Vishnu M.

 Sriram a relative of Dr. M. Sivakumaran, Whole-time

Director of the Company, as Associate Vice President

[Formulations - ROW] with effect from 01 MAY 2009 at

a remuneration of INR 25,00,000 per annum, consisting

 of monthly salary of INR 1,86,000 together with

provident fund benefits, leave travel concession,

reimbursement of medical expenses and other benefits

and perquisites as per the rules of the Company with

liberty and authorize the Board of Directors of the

Company to alter and vary the terms and conditions of

 the said appointment and remuneration from time to

time and to promote him to higher cadres and/or to

sanction his increments and/or accelerated increments

 within the said cadre or higher cadre as and when

the Board of Directors deem fit, subject to the rules

 and regulations of the Company in force, from time

to time, however, the increment shall not exceed 20%

of annual salary together with all the benefits and

allowances for each completed year of service and to

take, perform and execute such further steps, acts,

deeds and matters, as may be necessary, proper or

expedient to give effect to this Resolution; and to

agree to such modification and/or variation as may be

 suggested by the Central Government while granting

its approval

PROPOSAL #14.: Appoint Dr. D. Rajagopala Reddy as              ISSUER            YES             FOR                  FOR

Director of the Company, liable to retire by

rotation, pursuant to Section 260 of the Companies

Act 1956 and Article 37 of the Articles of

Association of the Company and who holds office up to

 the date of the ensuing AGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AUROBINDO PHARMA LTD

  TICKER:                  N/A                 CUSIP:   Y04527134

  MEETING DATE:      1/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Scheme of Amalgamation by          ISSUER            YES             FOR                  FOR

and between its subsidiary Trident Life Sciences

Limited and Aurobindo Pharma Limited as specified

PROPOSAL #2.: Authorize the Board of Directors of the        ISSUER            YES             FOR                  FOR

 Applicant Company [hereinafter referred to as the

Board which expression shall also include any

Committee constituted thereof] to do all such acts,

deeds, matters and things, including withdrawal of

the Scheme which the Board considers necessary

,requisite, desirable or appropriate and to make,

agree or accept such

modifications/amendments/limitations and/or

conditions arising out of or by virtue of the said

Scheme or as may be directed or imposed by the Stock

Exchanges with whom the shares of the Company are

listed and/or any other authorities and/or by the

Hon'ble High Court of Judicature of Andhra Pradesh at

 Hyderabad and which the Board considers necessary to

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AURUBIS AG

  TICKER:                  N/A                 CUSIP:   D5566D102

  MEETING DATE:      3/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2008/2009 FY

with the report of the Supervisory Board, the Group

financial statements and annual report, the report

pursuant to Sections 289(4) and 315(4) of the German

Commercial Code, and the proposal on the

appropriation of the distributable profit

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER             NO              N/A                  N/A

distributable profit of EUR 66,529,731.46 as follows:

 payment of a dividend of EUR 0.65 per share; EUR

39,964,394.61 shall be carried forward; ex-dividend

and payable date: 04 MAR 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER             NO              N/A                  N/A

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #5.: Appointment of the Auditors for the              ISSUER             NO              N/A                  N/A

2009/2010 FY: PricewaterhouseCoopers AG, Hamburg

PROPOSAL #6.: Election to the Supervisory Board:                ISSUER             NO              N/A                  N/A

Wolfgang Leese

PROPOSAL #7.: Authorization to acquire own shares;            ISSUER             NO              N/A                  N/A

the Company shall be authorized to acquire own shares

 of up to 10% of its share capital, at prices neither

 more than 10% above, nor more than 50% below, the

market price of the shares, on or before 02 SEP 2011;

 the Board of Managing Directors shall be authorized

to dispose of the shares in a manner other than the

stock exchange or a rights offering if the shares are

 sold at a price not materially below their market

price, to use the shares for acquisition purposes,

and to retire the shares

PROPOSAL #8.: Authorization to issue bonds or profit-        ISSUER             NO              N/A                  N/A

sharing rights, the adjustment of the contingent

capital, and the corresponding amendments to the

Articles of Association; the existing authorization

to issue warrant and/or convertible bonds shall be

revoked; the Board of Managing Directors shall be

authorized, with the consent of the Supervisory

Board, to issue convertible, warrant or income bonds,

 or profit-sharing rights, of up to EUR 700,000,000,

conferring an option or conversion right for shares

of the Company, on or before 02 MAR 2015,

shareholders shall be granted subscription rights,

except for residual amounts, for the granting of such

 rights to other bondholders, and for the issue of

securities at a price not materially below their

theoretical market value, the existing contingent

capital of EUR 52,313,277.44 shall be used for this

PROPOSAL #9.: Amendments to the Articles of                        ISSUER             NO              N/A                  N/A

Association: a) Section 12 shall be revised in

respect of the Supervisory Board members receiving a

fixed annual remuneration of EUR 40,000 plus a

variable remuneration of EUR 250 for every EUR

1,000,000 of the Company's EBT in excess of EUR

50,000,000 [twice the amounts for the Chairman and

one and a half times for the Deputy Chairman]; b)

Section 13 shall be amended in respect of the

shareholders meeting being announced at least 30 days

 prior to the deadline for shareholder registration

for attendance; c) Section 14(1) shall be amended

editorially; d) Section 14(4) shall be amended in

respect of proxy voting instructions having to be

given in written form; e) Section 15 shall be

expanded in respect of the Board of Managing

Directors being entitled to allow shareholders to

participate in the shareholders meeting by electronic

 means; f) Section 16(2) shall be amended in respect

of the Chairman of the shareholders meeting being

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AUSENCO LTD

  TICKER:                  N/A                 CUSIP:   Q0704C104

  MEETING DATE:      7/22/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, for the purposes of Listing            ISSUER            YES             FOR                  FOR

Rule 7.4 and for all other purposes, the previous

issue of 12,576,123 ordinary shares at an issue price

 of AUD 3.20 per share, issued under the placement to

 sophisticated and institutional investors announced

to ASX on 28 MAY 2009, as specified

PROPOSAL #2.: Approve, for the purpose of Listing              ISSUER            YES             FOR                  FOR

Rule 7.1 and for all other purposes, the issue of up

to 530,841 ordinary shares, being the final

acquisition consideration payable to vendors of the

Pipeline Systems Incorporated Group which was

acquired in FEB 2008, as specified

PROPOSAL #3.: Approve, for the purposes of Listing            ISSUER            YES             FOR                  FOR

Rule 10.11 and for all other purpose, the issue of

ordinary shares on the terms of the placement made on

 28 MAY 2009, the terms of which are as specified to

the following Director [or their nominee]: Resolution

 3: 93,750 shares to Mr. Zimi Meka

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AUSENCO LTD

  TICKER:                  N/A                 CUSIP:   Q0704C104

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.A: Elect Wayne Gross as a Director, who          ISSUER            YES             FOR                  FOR

retires by rotation in accordance with

PROPOSAL #1.B: Elect Bob Thorpe as a Director, who            ISSUER            YES             FOR                  FOR

retires by rotation in accordance with

PROPOSAL #2: Adopt the section of the report of the          ISSUER            YES             FOR                  FOR

Directors in the 2009 annual report dealing with the

remuneration of the Company's Directors, and senior

Executives  Remuneration Report

PROPOSAL #3: Grant, under Listing Rule 10.11 for the         ISSUER            YES             FOR                  FOR

grant of a maximum of 76,143 performance rights to

the Chief Executive Officer of the Company, Mr. Zimi

Meka, the performance rights are being granted in

relation to Company performance for the 2010 FY and

are being granted in accordance with the Ausenco

Performance Rights Plan and on the terms as specified

PROPOSAL #4: Grant, in accordance with Listing Rule          ISSUER            YES             FOR                  FOR

10.17 and Rule 13.3 of the Company's Constitution the

 maximum aggregate remuneration payable out of this

funds of the Company to Non-executive Directors of

the Company for their services as the Directors,

including their service on a committee of Directors,

be increased by AUD 120,000 from AUD 480,000 to a

maximum sum of AUD 600,000 per annum to be split

between the Non-executive Directors as they determine

PROPOSAL #5: Amend, for the purposes of Section 648G         ISSUER            YES             FOR                  FOR

of the Corporations Act 2001  Cth and in accordance

with Section 136(2) of the Corporations Act 2001  Cth

 , the Company's Constitution by re-adopting Rule 27,

 as specified, for a period of 3 years, effective on

the day on which this resolution is passed by

shareholders in general meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AUSTAL LTD

  TICKER:                  N/A                 CUSIP:   Q07106109

  MEETING DATE:      10/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. John Poynton as a                       ISSUER            YES         AGAINST           AGAINST

Director, who retires in accordance with Article 11.3

 of the Company's Constitution

PROPOSAL #2.: Re-elect Mr. Christopher Norman as a            ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 11.3

 of the Company's Constitution

PROPOSAL #3.: Approve the remuneration report for the        ISSUER            YES             FOR                  FOR

 YE 30 JUN 2009

PROPOSAL #4.: Approve, with or without amendment, for        ISSUER            YES             FOR                  FOR

 the purposes of Listing Rule 7.2 [Exception 9] and

for all other purposes, the Company's Long Term

Incentive Plan [Option Plan] on the specified terms

and conditions and the issue of Options under the

Option Plan to persons eligible to participate in the

 Option Plan as an exception to Listing Rule 7.1

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AUSTAR UNITED COMMUNICATIONS LIMITED

  TICKER:                  N/A                 CUSIP:   Q0716Q109

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial report and the              ISSUER            YES             FOR                  FOR

reports of the Directors and Auditor for the FYE 31

DEC 2009

PROPOSAL #2: Adopt the remuneration report of the              ISSUER            YES         AGAINST           AGAINST

Company and its controlled entities for the FYE 31

DEC 2009

PROPOSAL #3.a: Re-elect M. Roger Amos as a Director          ISSUER            YES             FOR                  FOR

of the Company, who retires by rotation in accordance

 with Rule 8.1 of the Company's Constitution

PROPOSAL #3.b: Re-elect Mr. Timothy D. Downing as a          ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with Rule 8.1 of the Company's Constitution

PROPOSAL #4: Approve the buy-back of up to AUD 400            ISSUER            YES             FOR                  FOR

million of its issued ordinary shares by buy-back

agreements under: an off-market tender buy-back;

and/or; on-market buy-backs; and the terms, and entry

 into, of the buy-back agreements to the extent that

approval of such buy-back agreements is required

under the Corporations Act 2001 (Cth),as specified

PROPOSAL #5: Authorize the Company, in accordance              ISSUER            YES             FOR                  FOR

with Section 256C(1) of the Corporations Act 2001

(Cth), to reduce its share capital by up to AUD 400

million by paying each holder of ordinary shares an

amount that is proportional to the number of ordinary

 shares held on the record date as specified

PROPOSAL #6: Grant authority, for all purposes,                 ISSUER            YES             FOR                  FOR

including ASX Listing Rule 10.14, for the issue of

fully paid ordinary shares to the Chief Executive

Officer, Mr. John Porter, pursuant to the AUSTAR

United Communications Limited 2007 Long Term

Incentive Plan as specified

PROPOSAL #7.a: Grant authority, for all purposes,              ISSUER            YES             FOR                  FOR

including ASX Listing Rule 10.11, for the issue of

30,000 fully paid ordinary shares to Mr. Roger M.

Amos, independent Non-Executive Director, as specified

PROPOSAL #7.b: Grant authority, for all purposes,              ISSUER            YES             FOR                  FOR

including ASX Listing Rule 10.11, for the issue of

30,000 fully paid ordinary shares to Mr. John W.

Dick, Non-Executive Director, as specified

PROPOSAL #7.c: Grant authority, for all purposes,              ISSUER            YES             FOR                  FOR

including ASX Listing Rule 10.11, for the issue of

30,000 fully paid ordinary shares to Mr. Timothy D.

Downing, independent Non-Executive Director, as

specified

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AUSTEVOLL SEAFOOD ASA, STOREBO

  TICKER:                  N/A                 CUSIP:   R0814U100

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the opening of the general                 ISSUER            YES             FOR                  FOR

meeting by the Deputy Chairman of the Board

PROPOSAL #2: Election of person to chair the meeting         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of two shareholders present to         ISSUER            YES             FOR                  FOR

co-sign the minutes of the general meeting

PROPOSAL #4: Approve the notice and agenda                           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve that a dividend payment to the          ISSUER            YES             FOR                  FOR

shareholders totalling NOK 243,260,848.80 which

represents NOK 1.20 per share in the Company, and

therefore presents the following proposal to the

General Meeting: The Company shall pay dividends to

its shareholders in the total amount of NOK

243,260,848.80

PROPOSAL #6.a: Approve the remuneration to the Board         ISSUER            YES             FOR                  FOR

Members and the Auditor

PROPOSAL #6.b: Approve the remuneration to the                   ISSUER            YES             FOR                  FOR

Nomination Committee and Audit Committee

PROPOSAL #7: Amend Article 9 of the Articles of                 ISSUER            YES             FOR                  FOR

Association, new Section 9

PROPOSAL #8.a: Election of Helge Singelstad as a                ISSUER            YES             FOR                  FOR

Board Member

PROPOSAL #8.b: Election of Helge Mogsteras a Board            ISSUER            YES             FOR                  FOR

Member

PROPOSAL #8.c: Election of Oddvar Skjegstad as a                ISSUER            YES             FOR                  FOR

Board Member

PROPOSAL #8.d: Election of Inga Lise L. Moldestad as         ISSUER            YES             FOR                  FOR

a Board Member

PROPOSAL #8.e: Election of Hilde Waage as a Board              ISSUER            YES             FOR                  FOR

Member

PROPOSAL #8.f: Election of Helge Singelstad as a                ISSUER            YES             FOR                  FOR

Chairman of the Board

PROPOSAL #8.g: Election of Oddvar Skjegstad as a                ISSUER            YES             FOR                  FOR

Deputy Chairman of the Board

PROPOSAL #8.h: Election of Nomination Committee                  ISSUER            YES             FOR                  FOR

PROPOSAL #9: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

increase the Company's share capital by up to NOK

10,135,868 by the subscription and issue of up to

20,271,737 shares each with a nominal value of NOK

0.50;  Authority is valid until the date of the

company's OGM in 2011, but not later than 30 JUNE

2011 ; the authorization comprises the right to

depart from the shareholders' right of priority with

regards the subscription of new shares; the

authorization covers the right to increase the

company's share capital via capital inflow in

instruments other than money;  the authorization does

 not comprise the resolution regarding mergers,

according to the Public Limited Companies Act Section

PROPOSAL #10: Authorize the Board of Directors, to            ISSUER            YES             FOR                  FOR

acquire up to 10% of the Company'S shares, in

accordance with the regulations in the Public Limited

 Companies Act Chapter 9 II; the highest nominal

value of the shares which the Board of Directors is

authorized to acquire is NOK 10,135,868. the lowest

price which can be paid per share is NOK 20, and the

highest price is NOK 150 per share; within the

framework of the Public Limited Companies Act, to

decide upon how to acquire and apply own shares,

paying due consideration to the equal rights

principle, according to which no one person shall

have particular or special benefit of such

acquisitions;  Authority is valid until the date of

the Company's OGM in 2011, but not later than 30 JUNE

PROPOSAL #11: Approve the declaration from the Board         ISSUER            YES         AGAINST           AGAINST

of Directors on salaries and other remuneration to

leading personnel, reference the Public Limited

Liability Companies Act Section 6-16 a, cf. Section

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AUSTRALIAN AGRICULTURAL COMPANY LTD

  TICKER:                  N/A                 CUSIP:   Q08448112

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To receive and consider the financial            ISSUER             NO              N/A                  N/A

report and the reports of the Directors and the

Auditor in respect of the 12 months ended 31 DEC 2009

PROPOSAL #2: Adopt the remuneration report of AAco            ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009

PROPOSAL #3: Election of Datuk Dr Abdul Samad bin              ISSUER            YES         AGAINST           AGAINST

Haji Alias, as a Director of AAco

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AUSTRALIAN INFRASTRUCTURE FUND

  TICKER:                  N/A                 CUSIP:   Q09994106

  MEETING DATE:      11/11/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report and the            ISSUER             NO              N/A                  N/A

reports of the Directors and the Auditor for the FYE

30 JUN 2009

PROPOSAL #2.: Re-elect Mr. Paul Espie as a Director          ISSUER            YES             FOR                  FOR

of the Company, who retires by rotation in accordance

 with the Company's Constitution

PROPOSAL #3.: Re-elect Mr. Mike Hutchinson as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with the Company's Constitution

PROPOSAL #4.: Adopt the Remuneration Report for the          ISSUER            YES             FOR                  FOR

FYE 30 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AUSTRALIAN PHARMACEUTICAL INDUSTRIES LTD

  TICKER:                  N/A                 CUSIP:   Q1075Q102

  MEETING DATE:      1/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To receive and consider the financial            ISSUER             NO              N/A                  N/A

report of the Company and its controlled entities and

 the reports of the Directors and the Auditor for the

 YE 31 AUG 2009

PROPOSAL #2: Adopt the remuneration report for the YE        ISSUER            YES             FOR                  FOR

 31 AUG 2009

PROPOSAL #3: Re-elect Dr. Michael Wooldridge as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Company's Constitution

PROPOSAL #4: Re-elect Mr. Robert Millner as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Company's Constitution

PROPOSAL #S.5: Adopt the constitution tabled at the          ISSUER            YES             FOR                  FOR

meeting, and signed by the Chairman for the purpose

of identification, as its constitution in substation

for, and to the exclusion of, the Company's existing

constitution  described as the Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AUSTRALIAN WORLDWIDE EXPLORATION LIMITED

  TICKER:                  N/A                 CUSIP:   Q1134H101

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the annual                ISSUER             NO              N/A                  N/A

financial report and the reports of the Directors and

 the Auditors for the YE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #3.A: Re-elect Mr. David Ian McEvoy as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.B: Re-elect Mr. Kenneth Graham Williams          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #3.C: Re-elect Mr. Bruce John Phillips as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.: Approve that the Company change its              ISSUER            YES             FOR                  FOR

name from Australian Worldwide Exploration Limited to

 AWE Limited

PROPOSAL #5.: Approve to increase the maximum                     ISSUER            YES             FOR                  FOR

aggregate amount that can be paid to the Non-

Executive Directors of the Company as remuneration in

 each FY by AUD 200,000 from AUD 700,000 to AUD

900,000 [all amounts inclusive of superannuation],

which may be divided amongst the Non-Executive

Directors as determined by the Directors of the

PROPOSAL #6.: Approve, for all purposes, to the grant        ISSUER            YES             FOR                  FOR

 of cash share rights to Mr. Bruce Wood on the terms

as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AUSTRIAN AIRLINES AG, WIEN

  TICKER:                  N/A                 CUSIP:   A07126161

  MEETING DATE:      7/14/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the creation of authorized                ISSUER             NO              N/A                  N/A

capital, and the corresponding amendment to the

Articles of Association; authorize the Board of

Managing Directors, with the consent of the

Supervisory Board, to increase the Company's share

capital by up to EUR 132,202,086 through the issue of

 up to 44,067,362 bearer ordinary no-par shares

against payment in cash or kind, within a period of 5

 years; shareholders' subscription rights may be

partially or completely excluded for a capital

increase against payment in kind

PROPOSAL #2.: Amend the Articles of Association as            ISSUER             NO              N/A                  N/A

follows: new Section 1(2), regarding the wording of

the Company's name, Section 2(1), regarding the

Company's seat being Vienna, Section 7(1), regarding

the Board of Managing Directors comprising between 2

and 4 Members, Section 10(1), regarding the

Supervisory Board comprising between 3 and 12

members, new Section 14(5), regarding internal

regulations of the Supervisory Board, new Section

22(2), regarding the approval of amendments to

Sections 1(2) and 2(1), new Section 23, regarding the

 Advisory Council comprising 5 members, new Section

24, regarding the election of the Chairman and the

Deputies of the Advisory Council, new Section 25,

regarding meetings of the Advisory Council, new

Section 26, regarding internal regulations of the

Advisory Council, new Section 27, regarding the

remuneration for the Members of the Advisory Council,

 Sections 23 to 25 [old] shall become Sections 28 to

PROPOSAL #3.: Elect the Supervisory Board                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AUTOSTRADA TORINO-MILANO SPA, TORINO

  TICKER:                  N/A                 CUSIP:   T06552102

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual balance sheet 2009            ISSUER             NO              N/A                  N/A

and Board of Directors report on management related

and consequential resolutions, exam of the

consolidated balance sheet 2009

PROPOSAL #2: Appointment of the Board of Directors            ISSUER             NO              N/A                  N/A

for FY's from 2010 to 2012, upon

PROPOSAL #3: Approve the determination of the annual         ISSUER             NO              N/A                  N/A

emolument reserved to the Board of Directors Members

PROPOSAL #4: Grant authority to purchase and dispose         ISSUER             NO              N/A                  N/A

of own shares, related and consequential resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AV TECH CORP

  TICKER:                  N/A                 CUSIP:   Y0485L100

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Approve the business report for the            ISSUER             NO              N/A                  N/A

year 2009

PROPOSAL #1.2: Approve the Statutory report for the          ISSUER             NO              N/A                  N/A

year 2009

PROPOSAL #2.1: Approve the business report and                   ISSUER            YES             FOR                  FOR

financial report for the year 2009

PROPOSAL #2.2: Approve the distribution of profits            ISSUER            YES             FOR                  FOR

for the year 2009 cash dividend: TWD 6.0 per share

PROPOSAL #3.1: Amend the Article of Incorporation of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #3.2: Amend the procedures of lending the            ISSUER            YES             FOR                  FOR

Company excess capital to the third party and

endorsements and guarantees

PROPOSAL #3.3: Election of one Director                                ISSUER            YES             FOR                  FOR

PROPOSAL #4: Other proposals and extraordinary motions      ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AVANZA AB, STOCKHOLM

  TICKER:                  N/A                 CUSIP:   W4218X136

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Appoint AB Oresund, Sven Hagstromer                ISSUER            YES             FOR                  FOR

[including family and companies], Sten Dybeck

[including family and companies], and Mats Qviberg

[including family], proposes that Sven Hagstromer as

the Chairman of the meeting and the representatives

of Investment as proposed by the Nomination Committee

PROPOSAL #3: Preparation and approval of the voting          ISSUER             NO              N/A                  N/A

register

PROPOSAL #4: Approve the direct broadcast of the                ISSUER            YES             FOR                  FOR

general meeting via the Company's website

PROPOSAL #5: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #6: Election of one or two persons to attest        ISSUER            YES             FOR                  FOR

 the minutes

PROPOSAL #7: Approve to determine whether the meeting        ISSUER            YES             FOR                  FOR

 was duly convened

PROPOSAL #8: Approve the Address by the Chief                     ISSUER            YES             FOR                  FOR

Executive Officer

PROPOSAL #9: Presentation of the annual report and            ISSUER             NO              N/A                  N/A

the Auditor's report as well as the consolidated

financial statements and the Auditor's report for the

 group for the 2009 FY

PROPOSAL #10.A: Adopt the income statement and                   ISSUER            YES             FOR                  FOR

balance sheet as well as the consolidated income

statement and consolidated balance   sheet

PROPOSAL #10.B: Approve that a dividend be paid to            ISSUER            YES             FOR                  FOR

the Company's Shareholders in the amount of SEK eight

  8.00  per share. Monday, 26 APR 2010 is proposed as

 the record date for the right to receive dividends;

Provided that the general meeting adopts a resolution

 in accordance with the proposal of the Board of

Directors and the CEO, it is anticipated that

dividends will be paid out on Thursday, 29 APR 2010;

it is proposed that the remaining portion of the

accumulated earnings  SEK 127,881,489.22  be carried

forward. It is the   opinion of the Board of

Directors that the dividend is defensible in light of

 the requirements which the nature, scope and risks

PROPOSAL #10.C: Grant discharge from liability for            ISSUER            YES             FOR                  FOR

the Directors and the Chief Executive Officer

PROPOSAL #11: Approve the number of Directors                      ISSUER            YES             FOR                  FOR

PROPOSAL #12: Approve to determine the fees payable          ISSUER            YES             FOR                  FOR

to the Directors; the Nomination Committee proposes

that fees be paid to the Chairman of the Board in the

 amount of SEK 178,000 and to other directors in the

amount of SEK 118,000 each, i.e. an increase of 2%;

it is proposed that the Director appointed to

participate when the Company's management holds

reporting meetings with the Company's Auditors shall

receive a fee of SEK 25,000. it is further proposed

that the Directors of the subsidiary, Avanza Fonder

AB, shall each receive fees in the amount of SEK

36,000 and that the Directors of the subsidiary,

Forsakringsaktiebolaget Avanza Pension, shall each

receive a fee in the amount of SEK 36,000; These fees

PROPOSAL #13: Approve to determine the fees payable          ISSUER            YES             FOR                  FOR

to the Auditors

PROPOSAL #14: Re-election of Hans Bergenheim, Anders         ISSUER            YES         AGAINST           AGAINST

Elsell, Sven Hagstromer, Mattias Miksche, Mikael

Nachemson, Andreas Rosenlew, Nicklas Storakers and

Jacqueline Winberg as the Board of Directors

PROPOSAL #15: Appoint Sven Hagstromer as a Chairman          ISSUER            YES             FOR                  FOR

of the Board

PROPOSAL #16: Amend Artilce 8 of the Articles of                ISSUER            YES             FOR                  FOR

Association as specifeid

PROPOSAL #17: Authorize the Board of Directors to buy        ISSUER            YES             FOR                  FOR

 back shares in the Company: in order to increase the

 efficiency of the Company's use of capital, the

Board of Directors and the CEO propose that the

general meeting authorise the Board of Directors to

buy back the Company's shares as follows: 1)

purchases shall take place on NASDAQ OMX Stockholm;

2) the Company may buy back not more than such a

number of shares that, following the acquisition, the

 Company holds in treasury not more than one-tenth of

 all outstanding shares in the Company; 3) purchases

may be effected at a price per share within the price

 spread registered on the exchange from time to time;

 4) the authorisation may be utilised until not

longer than the next annual general meeting; and 5)

buy backs may not take place during the period in

which an estimate of the average price of the

Company'S share is being carried out for the purpose

of determining the terms and conditions of an emp

PROPOSAL #18: Approve to determine the nomination              ISSUER            YES             FOR                  FOR

procedure pursuant to the same principles applied

previously; it is proposed that these principles

shall apply until further notice; and the principles

state as specified

PROPOSAL #19: Approve the guidelines for compensation        ISSUER            YES         AGAINST           AGAINST

 to Corporate Management; Group Management means the

Chief Executive Officer and four additional

individuals who occupy senior positions in the

Company; Commencing 01 JUN 2010, Group Management

will be expanded by a further one  1  person; the

Board of Directors' proposal, which corresponds to

compensation principles applied previously, entails

that the salaries of Group Management shall consist

of fixed and variable compensation; the variable

compensation shall be payable for performance beyond

what is normally expected. Individuals included in

Group CONTD..

PROPOSAL #20: Closure of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AVANZIT SA, MADRID

  TICKER:                  N/A                 CUSIP:   E09635108

  MEETING DATE:      9/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to change the social                          ISSUER            YES             FOR                  FOR

headquarters

PROPOSAL #2.: Authorize the Board of Directors, with         ISSUER            YES             FOR                  FOR

the express power of delegation, for a term of 5

years, to issue bonds or simple debentures and other

fixed-income securities

PROPOSAL #3.: Questions and comments                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AVERMEDIA TECHNOLOGIES INC

  TICKER:                  N/A                 CUSIP:   Y0486Y101

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The 2008 and 2009 status of                          ISSUER             NO              N/A                  N/A

acquisition or disposal of assets

PROPOSAL #A.5: The result of the proposals submitted         ISSUER             NO              N/A                  N/A

by shareholders

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2.7 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the revision to the rules of          ISSUER            YES             FOR                  FOR

the election of the Directors and Supervisors

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of asset acquisition or disposal

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.7: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.8: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AVEVA GROUP PLC, CAMBRIDGE

  TICKER:                  N/A                 CUSIP:   G06812112

  MEETING DATE:      7/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the reports of the Directors,          ISSUER            YES             FOR                  FOR

accounts of the Company and the Auditor's reports for

 the YE 31 MAR 2009

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the YE 31 MAR 2009

PROPOSAL #3.: Declare a final dividend of 6.5 pence          ISSUER            YES             FOR                  FOR

per share in respect of the YE 31 MAR 2009

PROPOSAL #4.: Re-elect Mr. David Mann as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #5.: Re-elect Mr. Paul Taylor as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #6.: Re-elect Mr. Nicholas Prest as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #7.: Re-appoint Ernst & Young LLP as the              ISSUER            YES             FOR                  FOR

Auditors of the Company

PROPOSAL #8.: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #S.9: Authorize the Company for the purpose         ISSUER            YES             FOR                  FOR

of Section 166 of the Companies Act 1985 [the Act] to

 make market purchases [within the meaning of Section

 163 of the Act] of ordinary shares in the capital of

 the Company provided that: [a] the maximum number of

 ordinary shares hereby to be purchased is 6,781,886;

 [b] the minimum price which may be paid for each

ordinary share [exclusive of expenses] is 3 1/3

pence; [c] the maximum price [exclusive of expenses]

which may be paid for each ordinary share is the

higher amount of [i] an amount equal to 105% of the

average of the middle market quotations for an

ordinary share in the Company as derived from the

London Stock Exchange Daily Official List for the 5

business days immediately preceding the day on which

such share is contracted to be purchased; and [ii] an

 amount equal to the higher of the price of the last

independent trade of an ordinary share and the

highest current independent bid for an ordinary share

 as derived from the London Stock Exchange Trading

System [SETS]; [Authority expires on 08 OCT 2010 or

at the close of the next AGM of the Company whichever

 shall be the earlier]; and the Company may contract

to purchase its ordinary shares under the authority

hereby conferred prior to the expiry of such

authority which will or might be executed wholly or

partly after the expiration or such authority, and

may purchase its ordinary shares in pursuance of any

PROPOSAL #10.: Approve to increase the authorized              ISSUER            YES             FOR                  FOR

share capital of the Company from GBP 3,000,000 to

GBP 4,000,000 by the creation of 30,000,000 ordinary

shares of 3 1/3 pence each, such shares to form 1

uniform class with the existing ordinary shares 3 1/3

 pence each in the capital of the Company

PROPOSAL #11.: Authorize the Directors for the                   ISSUER            YES             FOR                  FOR

purposes of Section 80 of the Companies Act 1985 [the

 Act], to exercise all the powers of the Company to

allot relevant securities [as defined in Section

80(2) of the Act]: [a] up to an aggregate nominal

amount of GBP 753,542.97; and [b] comprising equity

securities [Section 94 of the Act] up to an aggregate

 nominal amount [when added to any allotments made

under this Resolution] of GBP 1,507,085.94 in

connection with or pursuant to an offer or invitation

 by way of a rights issue in favor of holders of

ordinary shares in proportion [as nearly as

practicable] to the respective number of ordinary

shares held by them on the record date for such

allotment [and holders of any other class of equity

securities entitled to participate therein or if the

Directors consider it necessary, as permitted by the

rights of those securities], but subject to such

exclusions or other arrangements as the Directors may

 consider necessary or appropriate to deal with

fractional entitlements, treasury shares, record

dates or legal, regulatory or practical difficulties

which may arise under the laws of, or the

requirements of any regulatory body or stock exchange

 in any territory or any other matter whatsoever;

[Authority expires at the conclusion of the next AGM

or if earlier on 08 OCT 2010]; that the Company may

before such expiry make any offer or agreement which

would or might require relevant securities to be

allotted after such expiry and the Directors may

allot relevant securities in pursuance of any such

offer or agreements as if the authorities conferred

PROPOSAL #S.12: Authorize the Directors pursuant to          ISSUER            YES             FOR                  FOR

Section 95[1] of the Companies Act 1985 [the Act] to:

 [a] allot equity securities [Section 94 of the Act]

of the Company for cash pursuant to the authority

conferred by that resolution; and [b] sell relevant

shares [Section 94[5] of the Act] held by the Company

 as treasury shares for cash, as if Section 89[1] of

the Act did not apply to any such allotment or sale,

provided that this power shall be limited to the

allotment of equity securities for cash and the sale

of treasury shares: [i] in connection with or

pursuant to an offer or invitation [but in the case

of the authority granted under Resolution 11[b], by

way of a rights issue only] in favor of holders of

ordinary shares in proportion [as nearly as

practicable] to the respective number of ordinary

shares held by them on the record date for such

allotment or sale [and holders of any other class of

equity securities entitled to participate therein or

if the Directors consider it necessary, as permitted

by the rights of those securities] but subject to

such exclusions or other arrangements as the

Directors may consider necessary or appropriate to

deal with fractional entitlements, treasury shares,

record dates or legal regulatory or practical

difficulties which may arise under the laws of or the

 requirements of any regulatory body or stock

exchange in any territory or any other matter

whatsoever; and [ii] in the case of the authority

granted under resolution 11[a], and otherwise than

pursuant to this Resolution, up to an aggregate

nominal amount of GBP 113,031.44; [Authority expires

at the conclusion of the next AGM of the Company or

if earlier, on 08 OCT 2010]; that the Company may

before such expiry make any offer or agreement which

would or might require equity securities to be

allotted, or treasury shares in pursuance of any such

 offer or agreement as if the power conferred hereby

PROPOSAL #S.13: Approve that a general meeting of the        ISSUER            YES             FOR                  FOR

 Company [other than an AGM] may be called on not

less than 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AVEX GROUP HOLDINGS INC.

  TICKER:                  N/A                 CUSIP:   J0356Q102

  MEETING DATE:      6/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Expand Business Lines      ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Retirement Allowance for                   ISSUER            YES             FOR                  FOR

Retiring Directors, and Payment of Accrued Benefits

associated with Abolition of Retirement Benefit

System for Current Corporate Officers

PROPOSAL #5.: Determination of the Compensation                 ISSUER            YES             FOR                  FOR

Amount and Details of the Stock Options (Stock

Acquisition Rights) Granted to Directors

PROPOSAL #6.: Issuance of Stock Options (Stock                   ISSUER            YES             FOR                  FOR

Acquisition Rights) to Certain Employees of the

Company and Certain Directors and Employees of Its

Subsidiaries

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AVICHINA INDUSTRY & TECHNOLOGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y0485Q109

  MEETING DATE:      9/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the proposed issue          ISSUER            YES             FOR                  FOR

of not more than 106,000,000 new Hongdu Aviation

shares for subscription by not more than 10 qualified

 investors including the Company, Hongdu Group and 8

other qualified investors at the Subscription Price:

inter-conditional with resolution number 2 below

having been approved by the Independent Shareholders,

 the terms and conditions under Subscription

Agreement I entered into between Hongdu Aviation and

the Company in relation to the subscription by the

Company of approximately 10,513,036 new Hongdu

Aviation Shares, subject to adjustment, at the

Subscription Price, amounting to approximately RMB

250 million as specified; and authorize the Directors

 [or any 1 of them] to implement and take all steps

and to do all acts and things as may be necessary or

desirable to give effect and/or to complete the

transactions contemplated under Subscription

Agreement I, and to sign and execute such further

documents or to do any other matters incidental

thereto and/or as contemplated thereunder and to make

 changes or amendments to Subscription Agreement I as

 the Directors [or any 1 of them] may in their

absolute discretion deem fit

PROPOSAL #2.: Approve and ratify the proposed issue          ISSUER            YES             FOR                  FOR

of not more than 106,000,000 new Hongdu Aviation

shares for subscription by not more than 10 qualified

 investors including the Company, Hongdu Group and 8

other qualified investors at the Subscription Price:

inter-conditional with resolution number 1 above

having been approved by the shareholders, the terms

and conditions under Subscription Agreement II

entered into between Hongdu Group and Hongdu Aviation

 in relation to the subscription by Hongdu Group of

approximately 23,128,680 new Hongdu Aviation Shares,

subject to adjustment, at the Subscription Price,

amounting to approximately RMB 550 million, as

specified; and authorize the Directors [or any 1 of

them] to implement and take all steps and to do all

acts and things as may be necessary or desirable to

give effect and/or to complete the transactions

contemplated under Subscription Agreement II and to

sign and execute such further documents or to do any

other matters incidental thereto and/or as

contemplated thereunder and to make changes or

amendments to Subscription Agreement II as the

Directors [or any 1 of them] may in their absolute

discretion deem fit

PROPOSAL #3.: Approve and ratify the proposed issue          ISSUER            YES             FOR                  FOR

of not more than 106,000,000 new Hongdu Aviation

shares for subscription by not more than 10 qualified

 investors including the Company, Hongdu Group and 8

other qualified investors at the Subscription Price:

conditional upon resolution number 1 above having

been approved by the shareholders and resolution

number 2 above having been approved by the

Independent Shareholders, the terms and conditions

under the Agreement[s] of the proposed Placing to be

entered into between Hongdu Aviation and not more

than 8 other qualified investors, who shall be

independent parties, in relation to the private

placing by Hongdu Aviation of new Hongdu Aviation

Shares, the number of which is subject to adjustment,

 at the Subscription Price and authorize the

Directors [or any 1 of them] to implement and take

all steps and to do all acts and things as may be

necessary or desirable to give effect and/or to

complete the transactions contemplated under the

Agreement[s] of the proposed Placing to be entered

with the 8 other qualified investors and to sign and

execute such further documents or to do any other

matters incidental thereto and/or as contemplated

thereunder and to make changes or amendments to such

Agreement[s] as the Directors [or any 1 of them] may

PROPOSAL #4.: Approve and ratify the proposed issue          ISSUER            YES             FOR                  FOR

of not more than 106,000,000 new Hongdu Aviation

shares for subscription by not more than 10 qualified

 investors including the Company, Hongdu Group and 8

other qualified investors at the Subscription Price:

conditional upon resolution number 2 above having

been approved by the Independent Shareholders, the

terms and conditions under the Assets Acquisition

Agreement entered into between Hongdu Group and

Hongdu Aviation in relation to the acquisition by

Hongdu Aviation of the Aircraft Business Assets from

Hongdu Group for a consideration of approximately RMB

 574 million, subject to the final assets valuation

filed with SASAC, and the satisfaction of

consideration by way of using part of the proceeds

raised under the proposed Placing upon completion of

Subscription Agreement II as specified; and authorize

 the Directors [or any 1 of them] to implement and

take all steps and to do all acts and things as may

be necessary or desirable to give effect and/or to

complete the transactions contemplated under Assets

Acquisition Agreement and to sign and execute such

further documents or to do any other matters

incidental thereto and/or as contemplated thereunder

and to make changes or amendments to Assets

Acquisition Agreement as the Directors [or any 1 of

them] may in their absolute discretion deem fit

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AVICHINA INDUSTRY & TECHNOLOGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y0485Q109

  MEETING DATE:      12/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the terms and                 ISSUER            YES         AGAINST           AGAINST

conditions of the Equity Swap Agreement dated 04 NOV

2009 entered into between the Company and AVIC [as

specified] in relation to, among other matters, the

disposal of 54.51% equity interest in Dongan Motor by

 the Company to AVIC for an aggregate consideration

of RMB 2,367,794,200 [the Disposal], which shall be

satisfied by AVIC by transferring its 43.34% equity

interest in JONHON Optronic to the Company for a

consideration of RMB 1,774,179,339 [the Acquisition]

and the difference between the consideration for the

Disposal and the consideration for the Acquisition,

which amounts to RMB 593,614,861, shall be settled by

 AVIC in cash and authorize the Executive Directors

[or any one of them] to implement and take all steps

and to do all acts and things as may be necessary or

desirable to give effect and/or to complete or in

connection with the transactions contemplated under

the Equity Swap Agreement, including, without

limitation, to obtain all necessary approvals from

the relevant PRC government authorities, and to sign

and execute such further documents, or to do any

other matters incidental thereto and/or as

contemplated thereunder and to make changes or

amendments to the Equity Swap Agreement as the

Executive Directors [or any one of them] may in their

 absolute discretion deem fit

PROPOSAL #S.2: Approve, a new clause, which reads as         ISSUER            YES             FOR                  FOR

specified, is added as Clause (2) of Article 105 of

the Articles of Association and authorize any one of

the Executive Directors to make such other

modifications to the proposed amendment to the

Articles of Association as may be required by the

relevant regulatory authorities of the PRC

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AVICHINA INDUSTRY & TECHNOLOGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y0485Q109

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and ratify the terms and                     ISSUER            YES             FOR                  FOR

conditions of Equity Acquisition Agreement I dated 23

 MAR 2010 entered into between the Company and AVIC

as specified  in relation to, among other matters,

AVIC agreed to sell and the Company agreed to

purchase, subject to fulfillment of certain

conditions, 86.74% equity interest held by AVIC in

Avic Kaitian; and authorize any Director or

authorized representative of the Chairman of the

Board to implement and take all steps and to do all

acts and things as may be necessary or desirable to

give effect and/or to complete or in connection with

the transactions contemplated under Equity

Acquisition Agreement I, including, without

PROPOSAL #2: Approve and ratify the terms and                     ISSUER            YES             FOR                  FOR

conditions of Equity Acquisition Agreement II dated

23 MAR 2010 entered into between the Company and AVIC

  as specified in relation to, among other matters,

AVIC agreed to sell and the Company agreed to

purchase, subject to fulfillment of certain

conditions, 100% equity interest held by AVIC in Avic

 Lanfei; and authorize any Director or authorized

representative of the Chairman of the Board to

implement and take all steps and to do all acts and

things as may be necessary or desirable to give

effect and/or to complete or in connection with the

transactions contemplated under Equity Acquisition

Agreement II, including, without limitation, CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AVICHINA INDUSTRY & TECHNOLOGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y0485Q109

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Board of the          ISSUER            YES             FOR                  FOR

Company for the YE 31 DEC 2009

PROPOSAL #2: Receive the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company for the YE 31 DEC 2009

PROPOSAL #3: Approve the audited financial statements        ISSUER            YES             FOR                  FOR

 of the Company for the YE 31 DEC 2009

PROPOSAL #4: Approve the profit distribution plan of         ISSUER            YES             FOR                  FOR

the Company for the YE 31 DEC 2009

PROPOSAL #5: Appoint PricewaterhouseCoopers and                 ISSUER            YES             FOR                  FOR

pricewaterhouseCoopers Zhong Tian CPAs Limited

Company as the International and domestic Auditors of

 the Company for the FY 2010 respectively and to

determine their remuneration

PROPOSAL #6: Approve the resolutions to be proposed          ISSUER            YES         AGAINST           AGAINST

at the AGM by shareholders holding 5% or more of the

total number of the Company's shares carrying voting

rights, if any, by way of ordinary resolution

PROPOSAL #S.7: Authorize the Board to issue, allot            ISSUER            YES             FOR                  FOR

and/or deal with additional shares in the capital of

the Company [whether Domestic Shares or H Shares],

and to make or grant offers, agreements and options

in respect thereof, subject to the following

conditions: such mandate shall not extend beyond the

relevant period save that the Board may during the

relevant period make or grant offers, agreements or

options which might require the exercise of such

powers after the end of the relevant period; the

aggregate nominal amount of the Domestic shares

and/or the H shares to be allotted and issued or

agreed conditionally or unconditionally to be

allotted and issued [whether pursuant to an option or

 otherwise] by the Board otherwise than pursuant to

the share option scheme [if any] adopted by the

Company for the grant or issue of shares of the

Company, shall not exceed 20% of the aggregate

nominal amount of the Domestic shares in issue;

and/or 20% of the aggregate nominal amount of the H

shares in issue respectively, in each case as at the

date of passing this resolution; and the Board will

only exercise its power under the general mandate in

accordance with the Company law of the people's

republic of china and the rules governing the Listing

 of Securities on the Stock Exchange of Hong Kong

Limited [as each of them may be amended from time to

time] and only if all necessary approvals from the

china securities regulatory Commission and/or other

relevant government authorities in the people's

republic of China are obtained;[Authority expires at

the conclusion of the next AGM of the Company or the

expiration of the 12 months period]; and the Board

resolving to exercise the general mandate and/or

issue shares pursuant to this resolution to approve

execute and do, or procure to be executed and done

all such documents, deeds and matters which it may

consider necessary in connection with the exercise of

 the general mandate and/or the issue of shares,

including but not limited to the time, price,

quantity and place for such issue, to make all

necessary applications to the relevant authorities

and to enter into underwriting agreements or any

other agreements; to determine the use of proceeds,

and to make all necessary filings and registration

with the relevant authorities in the People's

Republic of China, Hong Kong and/or other places and

jurisdictions [as appropriate]; to increase the

registered capital of the Company and make all

necessary amendments to the Articles of Association

to reflect such increase and to register the

increased capital with the relevant authorities so as

PROPOSAL #S.8: Approve the resolutions to be proposed        ISSUER            YES         AGAINST           AGAINST

 at the AGM by shareholders holding 5% or more of the

 total number of the Company's shares carrying voting

 rights, if any, by way of special resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AVICHINA INDUSTRY & TECHNOLOGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y0485Q109

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Ratify and approve the Financial                   ISSUER            YES             FOR                  FOR

Services Framework Agreement and the execution

thereof and implementation of the Deposit Services

there under (including the Proposed Cap); and

authorize any Director of the Company (Director) to

sign, execute, perfect, and deliver all such

documents and do all such deeds, acts, matters and

things as he may in his absolute discretion consider

necessary or desirable for the purpose of or in

connection with the implementation of the Financial

Services Framework Agreement, the Deposit Services

and the Proposed Cap and other matters contemplated

thereunder or ancillary thereto, to waive compliance

from and/or agree to any amendment or supplement to

any of the provisions of the Financial Services

Framework Agreement which in his opinion is not of a

material nature and to effect or implement any other

matters referred to in this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AVOCA RESOURCES LTD

  TICKER:                  N/A                 CUSIP:   Q1226Z118

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To discuss the financial report, the            ISSUER             NO              N/A                  N/A

Directors' report and the Auditors' report for the YE

 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES         AGAINST           AGAINST

FYE 30 JUN 2009

PROPOSAL #3.: Re-elect Mr. Robert Reynolds as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Company's Constitution

PROPOSAL #4.: Approve, for the purposes of Australian        ISSUER            YES             FOR                  FOR

 Securities Exchange [ASX] Listing Rule 7.4 and for

all other purposes that the prior issue of 20,983,335

 ordinary fully paid shares on the terms as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AVUSA LTD

  TICKER:                  N/A                 CUSIP:   S5126L101

  MEETING DATE:      9/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual financial         ISSUER            YES             FOR                  FOR

statements of the Company and the Group for the YE 31

 MAR 2009, together Directors' and Independent

Auditors' reports

PROPOSAL #2.1: Re-elect Mr. M.D. Brand as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation in accordance with the

Company's Articles of Association

PROPOSAL #2.2: Re-elect Mr. T.A. Wixley as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Company's Articles of Association

PROPOSAL #3.: Re-appoint Deloitte & Touche as                     ISSUER            YES             FOR                  FOR

Independent Auditors of the Company

PROPOSAL #4.: Re-appoint Mr. M.H. Holme of Deloitte &        ISSUER            YES             FOR                  FOR

 Touche as the designated Audit partner

PROPOSAL #5.S.1: Authorize the Company or a                        ISSUER            YES             FOR                  FOR

subsidiary of the Company, pursuant to Sections 85

and 89 of the Companies Act, 61 of 1973, as amended

[the Act], to acquire Ordinary shares issued by the

Company on such terms and conditions and in such

amounts as the Directors of the Company may decide,

but subject always to the provisions of the Act and

the Listings Requirements of the JSE Limited [JSE],

subject to the following limitations: the repurchase

of securities is implemented through the order book

of the JSE trading system, without any prior

understanding or arrangement between the Company and

the counter-party; the Company is authorized thereto

by its Articles of Association; the general

repurchase by the Company is limited to a maximum of

20% in aggregate of the Company's issued share

capital in any 1 FY; the general repurchase by the

subsidiaries of the company is limited to a maximum

of 10% in aggregate of the company's issued share

capital in any 1 FY; the repurchase is not made at a

price greater than 10% above the weighted average of

the market value for the securities for the 5

business days immediately preceding the date on which

 the transaction was effected; the repurchase does

not take place during a prohibited period as defined

in paragraph 3.67 of the JSE Listings Requirements,

unless there is a repurchase programme in place where

 the dates and quantities of securities to be traded

during the relevant period are fixed [not subject to

any variation] and full details of the programme have

 been disclosed in an announcement over SENS prior to

 the commencement of the prohibited period; the

Company publishes an announcement after it or its

subsidiaries have cumulatively acquired 3% of the

number of ordinary shares in issue at the time that

the shareholders' authority for the purchase is

granted and for each 3% in aggregate of the initial

number acquired thereafter; the Company and the Group

 are in a position to repay their debts in the

ordinary course of business during the following

year; the assets of the Company and the Group, fairly

 valued in accordance with International Financial

Reporting Standards, are in excess of the liabilities

 of the Company and the Group during the following

year; the ordinary share capital and reserves of the

Company and the Group are adequate for the next 12

months; the available working capital is adequate to

continue the operations of the Company and the Group

during the following year; prior to entering the

market to proceed with the repurchase, the Company's

sponsor has complied with its responsibilities

contained in Schedule 25 of the JSE Listings

Requirements; the Company remains in compliance with

paragraphs 3.37 to 3.41 of the JSE Listings

Requirements concerning shareholder spread after such

 repurchase; and the Company appoints only one agent

to effect any repurchases on its behalf; [Authority

expires at the conclusion of the forthcoming AGM of

PROPOSAL #6.O.1: Ratify, the annual remuneration of          ISSUER            YES         AGAINST           AGAINST

the Non-Executive Directors as specified in respect

of the period from the incorporation of the Company

on 01 FEB 2008 until 31 MAR 2009

PROPOSAL #7.O.2: Approve to increase, the                            ISSUER            YES         AGAINST           AGAINST

remuneration of the Non-Executive Directors as

specified in Ordinary Resolution Number 1 above, by

5% effective 01 APR 2009

PROPOSAL #8.O.3: Authorize the Director of the                   ISSUER            YES         AGAINST           AGAINST

Company or the Company Secretary to take all actions

necessary and sign all required documents issued by

the Company to give effect to the above mentioned

Special resolution Number 1 and Ordinary Resolutions

Numbers 1 and 2

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AXEL SPRINGER AG, BERLIN

  TICKER:                  N/A                 CUSIP:   D76169115

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the reports

 pursuant to Sections 289(4)/289(5) and 315(2)/315(4)

 of the German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 145,112,000 as follows:

payment of a dividend of EUR 4.40 per no-par share

EUR 13,991,049.60 shall be allocated to the other

revenue reserves Ex-dividend and payable date: 26 APR

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors [including Steffen Nauman who

left office at the end of APR 2009]

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board, the shareholders' meeting will

separately vote on the ratification of acts of Dr.

H.C. Friede Springer

PROPOSAL #5.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: Ernst + Young GmbH, Stuttgart

PROPOSAL #6.: Authorization to acquire own shares the        ISSUER            YES         AGAINST           AGAINST

 Board of Managing Directors shall be authorized to

acquire own shares of up to 10% of the Company's

share capital, at prices not deviating more than 20%

form the market price of the shares, on or before 22

APR 2015 the Board of Managing Directors shall be

authorized to dispose of the shares in a manner other

 than through the stock exchange or by way of a

public offer to all shareholders if the shares are

used for mergers and acquisitions, and are offered to

 third parties at a price not materially below their

market price or to employees of the company and its

affiliates the Board of Managing Directors shall also

 be authorized to retire the shares

PROPOSAL #7.: Resolution on the special authorization        ISSUER            YES         AGAINST           AGAINST

 to acquire own shares in connection with the

Company's stock option plan for the members of the

Board of Managing Directors on the basis of the

option contract with H+F Rose Partners, L.P and H+F

International Rose Partners, L.P., the Board of

Managing Directors shall be authorized to acquire up

to 458,400 shares of the company on or before 22 APR

PROPOSAL #8.: Resolution on the Company being                     ISSUER            YES         AGAINST           AGAINST

exempted from disclosing the remuneration for the

members of the Board of Managing Directors for the

financial years from 2010 to 2014 inclusive

PROPOSAL #9.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association in accordance with the Law on the

Implementation of the Shareholder Rights Directive

[ARUG] Section 4(1), in respect of notices of the

Company being published in the electronic Federal

Gazette Section 19(2), in respect of shareholders

being entitled to participate in and vote at the

shareholders' meeting if they register with the

Company by the fourth day prior to the meeting

Section 19(3), in respect of proxy-voting

instructions being issued in written form and the

Company being authorized to reject one or more

proxies if a shareholder appoints more than one proxy

 Section 19(4), in respect of the Board of Managing

Directors being authorized to permit shareholders to

absentee vote at a shareholders' meeting Section

19(5), in respect of the Board of Managing Directors

being authorized to permit the shareholders to

participate in the shareholders meeting by the use of

 electronic means of communication

PROPOSAL #10.: Approval of the control and profit              ISSUER            YES             FOR                  FOR

transfer agreement with the Company's wholly-owned

subsidiary, Axel Springer Verlag Vertriebsgesell-

schaft mit beschraenkter Haftung, effective

retroactively from 01 JAN 2010, until at least 31 DEC

 2014

PROPOSAL #11.: Approval of resolutions adopted by the        ISSUER            YES             FOR                  FOR

 shareholders' meeting of 27 APR 2006 a) Approval of

the ratification of the acts of the Board of Managing

 Directors during the 2005 FY the acts of Dr. Mathias

 Doepfner, Rudolf Knepper, Steffen Naumann, and Dr.

Andreas Wiele shall be ratified, b) Approval of the

ratification of the acts of the Supervisory Board

during the 2005 FY, the acts of Dr. Gerhard Cromme,

Leonhard H. Fischer, Oliver Heine, Klaus Krone, Prof.

 Dr. Wolf Lepenies, Dr. Michael Otto, Brian M.

Powers, Axel Sven Springer, Dr. H. C. Friede

Springer, and Dr. Giuseppe Vita shall be ratified the

 general meeting will separately vote on the

ratification of acts of Dr. H.C. Friede Springer

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AXFOOD AB

  TICKER:                  N/A                 CUSIP:   W1051R101

  MEETING DATE:      3/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the AGM                                              ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Election of Mr. Fredrik Persson as the         ISSUER            YES             FOR                  FOR

Chairman to preside over the AGM

PROPOSAL #3.: Approve the voting list                                    ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve the agenda of the AGM                         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Elect 1 or 2 persons to check the                 ISSUER            YES             FOR                  FOR

minutes

PROPOSAL #6.: Approve to decide as to whether the AGM        ISSUER            YES             FOR                  FOR

 has been duly convened

PROPOSAL #7.: Presentation of the parent Company                ISSUER             NO              N/A                  N/A

annual report and the Auditors' report, and of the

consolidated accounts and the Auditors' report for

the Group

PROPOSAL #8.: CEO's address                                                     ISSUER             NO              N/A                  N/A

PROPOSAL #9: Approve the decision concerning adoption        ISSUER            YES             FOR                  FOR

 of the income statement and balance sheet, and the

consolidated income statement and consolidated

balance sheet

PROPOSAL #10: Approve a dividend of SEK 10 per share         ISSUER            YES             FOR                  FOR

and that the record date be set at 15 MAR 2010; if

the AGM votes in favor of the proposal, dividends are

 expected to be sent out via Euroclear Sweden AB on

18 MAR 2010; the last day of trading in the Company's

 stock, including the right to the dividend, is 10

MAR 2010

PROPOSAL #11: Approve the decision on the discharge,         ISSUER            YES             FOR                  FOR

from liability, of the Directors and the President

PROPOSAL #12: Elect seven Directors, without Deputy          ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #13: Approve the Directors' fees totaling            ISSUER            YES             FOR                  FOR

SEK 2,225,000, of which SEK 500,000 is payable to the

 Chairman, SEK 350,000 to the Vice Chairman, and SEK

275,000 to each of the other Non-Executive Directors,

 and that no fees be paid for committee work

unchanged compared with 2009  and the Auditors' fees

payable on account

PROPOSAL #14: Re-election of Antonia Ax:son Johnson,         ISSUER            YES             FOR                  FOR

Peggy Bruzelius, Maria Curman, Fredrik Persson, Odd

Reitan, Marcus Storch and Annika Ahnberg as the

Directors and of Mr. Fredrik Persson as the Chairman

of the Board

PROPOSAL #15: Adopt the specified guidelines for the         ISSUER            YES             FOR                  FOR

appointment of a Nomination Committee

PROPOSAL #16: Approve the guidelines for compensation        ISSUER            YES         AGAINST           AGAINST

 and other terms of employment for the Members of

Company Management, which are in agreement with the

guidelines that were adopted by the 2009 AGM; the

guidelines cover the CEO and other Members of the

Executive Committee  currently 10 persons

PROPOSAL #17: Conclusion of the AGM                                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AXIS AB

  TICKER:                  N/A                 CUSIP:   W1051W100

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the Meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of Lars-Erik Nilsson as the              ISSUER            YES             FOR                  FOR

Chairman of the Meeting

PROPOSAL #3: Approve the voting list                                     ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the Agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of one or two persons approving        ISSUER            YES             FOR                  FOR

 the minutes

PROPOSAL #6: Approve to determine whether the meeting        ISSUER            YES             FOR                  FOR

 has been duly convened

PROPOSAL #7.A: Presentation of the annual report and         ISSUER             NO              N/A                  N/A

the Auditor's report, and the consolidated accounts

and the Auditor's report on the consolidated accounts

PROPOSAL #7.B: Presentation of the Auditor's                       ISSUER             NO              N/A                  N/A

statement as to whether the principles for

determining remuneration to senior executives which

applied since the previous Meeting have been followed

PROPOSAL #7.C: Presentation of the Board of                        ISSUER             NO              N/A                  N/A

Directors' proposal for distribution of profits and

statement of explanation

PROPOSAL #8: Receive the report by the President                ISSUER            YES             FOR                  FOR

PROPOSAL #9.a: Adopt the profit and loss account and         ISSUER            YES             FOR                  FOR

the balance sheet, and of the consolidated profit and

 loss account and the consolidated balance sheet

PROPOSAL #9.b: Approve a dividend for the FY 2009 of         ISSUER            YES             FOR                  FOR

SEK 4.00 per share, of which SEK 1.25 is an ordinary

dividend and SEK 2.75 an extra dividend; the record

date for the dividend is proposed to be 26 APR 2010;

if the AGM resolves in accordance with the proposal,

it is expected that the dividend will be disbursed by

 Euroclear Sweden AB on 29 APR 2010

PROPOSAL #9.c: Grant discharge, from liability, to            ISSUER            YES             FOR                  FOR

the Members of the Board of Directors and the

PROPOSAL #10: Approve to determine the number of                ISSUER            YES             FOR                  FOR

Board Members at 6 without any Deputy Members

PROPOSAL #11: Approve that a fee totaling SEK                     ISSUER            YES             FOR                  FOR

1,250,000 shall be paid to the Board of Directors to

be distributed among Members who are not employees of

 the Company, with SEK 450,000 to the Chairman and

SEK 200,000 to each of the other Board Members; and

that the fees to the Auditor are paid against

approved invoices

PROPOSAL #12: Re-elect Lars-Erik Nilsson, Charlotta          ISSUER            YES         AGAINST           AGAINST

Falvin, Martin Gren, Olle Isberg and Goran Jansson as

 the Board Members; and Lars-Erik Nilsson as the

Chairman of the Board; and election of Roland Vejdemo

 a new Board Member

PROPOSAL #13: Approve the principles for determining         ISSUER            YES             FOR                  FOR

salaries and other remuneration to the President and

other Members of the Company Management

PROPOSAL #14: Approve the procedure for appointing            ISSUER            YES         AGAINST           AGAINST

the Members of the Nomination Committee

PROPOSAL #15: Other issues to be addressed by the              ISSUER            YES             FOR                  FOR

Meeting in accordance with the Swedish Companies Act

or the Articles of Association

PROPOSAL #16: Closing of the Meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AXTEL SAB DE CV

  TICKER:                  N/A                 CUSIP:   P0606P105

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Discussion and as the case may be                   ISSUER             NO              N/A                  N/A

approval of the reports and opinion referred to in

Article 28 Section IV of the Mexican Securities

Market Law in connection with the FY concluded on 31

PROPOSAL #2: Presentation of the report regarding the        ISSUER             NO              N/A                  N/A

 fulfillment of the fiscal obligations by the

corporation referred to in Article 86 Section XX of

the Mexican Income Tax Law

PROPOSAL #3: Discussion and as the case may approval         ISSUER             NO              N/A                  N/A

of i) the application of results for the FY concluded

 on 31 DEC 2009 and ii) the determination of the

maximum amount to be used for the acquisition of its

own shares pursuant to the terms of Article 56

Section IV of the Mexican Securities Market Law

PROPOSAL #4: Designation and, if relevant,                          ISSUER             NO              N/A                  N/A

ratification of the members of the Board

PROPOSAL #5: Designation and, if relevant,                          ISSUER             NO              N/A                  N/A

ratification of chairperson to the audit

PROPOSAL #6: Designation of special delegates of the         ISSUER             NO              N/A                  N/A

meeting in order to comply and

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AYGAZ, ISTANBUL

  TICKER:                  N/A                 CUSIP:   M1548S101

  MEETING DATE:      4/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of the presidential Board                  ISSUER             NO              N/A                  N/A

PROPOSAL #2: Approve the concerning activities and            ISSUER             NO              N/A                  N/A

accounts of 2009, the reading and deliberation of the

 Board of Directors and Auditors reports, the brief

independent auditing report by the Independent

Auditing Company, namely Drt Bagimsiz Denetim

Veserbest Muhasebeci Mali Musavirlik AS, the

acceptance, acceptance through modification or

rejection of the proposal by the Board of Directors

concerning the Balance Sheet and Income Statement of

2009

PROPOSAL #3: Approve to absolving the members of the         ISSUER             NO              N/A                  N/A

Board of Directors and the Auditors for the Company's

 activities in 2009; the acceptance, acceptance

through modification or rejection of the proposal by

the Board of Directors concerning the distribution of

 the income of 2009 and its distribution date

PROPOSAL #4: Approve to giving information about the         ISSUER             NO              N/A                  N/A

Profit Distribution Policies for 2010 and ongoing

years according to the Corporate Governance Principles

PROPOSAL #5: Approve to giving information about                ISSUER             NO              N/A                  N/A

information policy of the Company

PROPOSAL #6: Reelect the Board members whose duty has        ISSUER             NO              N/A                  N/A

 expired, decision on their number and duty period

PROPOSAL #7: Reelect the Auditors whose duty has                ISSUER             NO              N/A                  N/A

expired, decision on their number and duty period

PROPOSAL #8: Approve to determine the monthly gross          ISSUER             NO              N/A                  N/A

salaries of the Chairman, Board Members and the

Auditors

PROPOSAL #9: Approve the decision on the election of         ISSUER             NO              N/A                  N/A

the Independent Auditing Firm elected by the Board of

 Directors according to the Rules of capital markets

Board for auditing activities and accounts of 2009

PROPOSAL #10: Approve the decision on amendment of            ISSUER             NO              N/A                  N/A

Company's Articles of Association number 3 named

labouring subjects

PROPOSAL #11: Approve the presentation of information        ISSUER             NO              N/A                  N/A

 to the general assembly about the donations and

contributions to foundations and organizations of

year 2009 for social relief purposes

PROPOSAL #12: Authorize the Board members according          ISSUER             NO              N/A                  N/A

to the Articles 334 and 335 of the Turkish Commercial

PROPOSAL #13: Grant authority to Chairmanship to sign        ISSUER             NO              N/A                  N/A

 the minutes of the meeting

PROPOSAL #14: Wishes and hopes                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AZIMUT HOLDING SPA, MILANO

  TICKER:                  N/A                 CUSIP:   T0783G106

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements at 31        ISSUER             NO              N/A                  N/A

 DEC 2009, Board of Directors report, Board of

Auditors report and Audit firm report, adjournment

thereof, presentation of consolidated financial

statements at 31 DEC 2009 and related attachments

PROPOSAL #O.2: Appointment of Board of Directors                ISSUER             NO              N/A                  N/A

previous determination of components

PROPOSAL #O.3: Appointment of Board of Auditors and          ISSUER             NO              N/A                  N/A

its Chairman for 2010, 2011 and 2012,

PROPOSAL #O.4: Approve the financial promoters                   ISSUER             NO              N/A                  N/A

Incentive Plan, adjournment thereof

PROPOSAL #O.5: Approve to buy and sell own shares,            ISSUER             NO              N/A                  N/A

adjournment thereof

PROPOSAL #E.1: Approve the statutory amendments:                ISSUER             NO              N/A                  N/A

introduction of new Article no. 9-Bis and amendment

of Article no. 32, 35 and 6; ajournment thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BABCOCK INTERNATIONAL GROUP PLC

  TICKER:                  N/A                 CUSIP:   G0689Q152

  MEETING DATE:      7/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' and the                       ISSUER            YES             FOR                  FOR

Auditors' reports and the audited financial

statements of the Group and the Company for the YE 31

PROPOSAL #2.: Declare a final dividend for the YE 31         ISSUER            YES             FOR                  FOR

MAR 2009

PROPOSAL #3.: Re-appoint Sir Nigel Essenhigh as a              ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #4.: Re-appoint Mr. Justin Crookenden as a          ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #5.: Re-appoint Lord Hesketh as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #6.: Re-appoint Sir David Omand as a                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #7.: Approve the remuneration report of the         ISSUER            YES             FOR                  FOR

Directors for the YE 31 MAR 2009

PROPOSAL #8.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Independent Auditors

PROPOSAL #9.: Authorize the Directors to set the                ISSUER            YES             FOR                  FOR

remuneration of the Independent Auditors, as they

shall in their discretion see fit

PROPOSAL #10.: Approve and adopt the rules of the              ISSUER            YES             FOR                  FOR

Babcock International Group PLC Performance Share

Plan 2009 [PSP], as specified, and authorize the

Directors to do all acts and things necessary to

carry the PSP into effect

PROPOSAL #11.: Approve and adopt the rules of the              ISSUER            YES             FOR                  FOR

Babcock International Group PLC Company Share Option

Plan 2009 [CSOP], as specified, and authorize the

Directors to do all acts and things necessary to

carry the CSOP into effect

PROPOSAL #12.: Authorize the Company and all                       ISSUER            YES             FOR                  FOR

Companies that are its Subsidiaries at any time

during the period for which this resolution is

effective, in accordance with Sections 366 and 367 of

 the Companies Act 2006 [the 2006 Act], to: a) make

political donations to a political party or to an

Independent election candidate; b) make political

donations to political organizations other than

political parties; and c) incur any political

expenditure; up to an aggregate amount of GBP

100,000; and the amount authorized under each of

paragraphs a) to c) shall also be limited to such

amount; [Authority expires at the conclusion of the

AGM of the Company in 30 SEP 2010]; for the purpose

of this resolution political donation, political

party, political organizations, independent election

candidate and political expenditure are to be

construed in accordance with Sections 363, 364 and

PROPOSAL #13.: Authorize the Directors, for purposes         ISSUER            YES             FOR                  FOR

of Section 80 of the Companies Act 1985 [the 1985

Act], to exercise all the powers of the Company to

allot relevant securities [Section 80(2) of the Act]

up to an aggregate nominal amount of GBP 45,869,076;

and comprising equity securities [as specified in

Section 94 of the 1985 act] up to an aggregate

nominal amount [when added to any allotments made

under (a) above] of GBP 91,738,153 in connection with

 or pursuant to an offer or invitation by way of a

rights issue in favour of holders of ordinary shares

in proportion [as nearly as practicable] to the

respective number of ordinary shares held by them on

the record date for such allotment [and holders of

any other class of equity securities entitled to

participate therein or if the directors consider it

necessary, as permitted by the rights of those

securities], but subject to such exclusions or other

arrangements as the Directors may consider necessary

or appropriate to deal with fractional entitlements,

treasury shares, record dates or legal, regulatory or

 practical difficulties which may arise under the

laws of, or the requirements of any regulatory body

or stock exchange in, any territory or any other

matter whatsoever; [Authority expires at the

conclusion of the next AGM of the Company]]; and the

Directors may allot relevant securities after the

expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry

PROPOSAL #S.14: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the passing of Resolution 13, pursuant to Section

95(1) of the Companies Act 1985 [the 1985 Act] to

allot equity securities [Section 94 of the 1985 Act]

of the Company for cash pursuant to the authority

conferred by Resolution 13; and sell relevant shares

[Section 94(5) of the 1985 Act] held by the Company

as treasury shares [Section 94(3) of the Act]

[treasury shares] for cash [Section 162D(2) of the

1985 Act], as if Section 89(1) of the 1985 Act did

not apply to any such allotment or sale, provided

that this power is limited to the allotment of equity

 securities for cash and the sale of treasury shares:

 (i) in connection with or pursuant to an offer or

invitation [but in the case of the authority granted

under Resolution 13, by way of a rights issue only]

in favor of holders of ordinary shares in proportion

[as nearly as practicable] to the respective number

of equity securities held by them on the record date

for such allotment but subject to such exclusions or

other arrangements as the directors may deem

necessary or expedient to deal with fractional

entitlements, treasury shares, record dates or legal

or practical problems arising under the laws of any

overseas territory or the requirements of any

regulatory body or stock exchange in any territory or

 any other matter whatsoever; or (ii) in the case of

the authority granted under Resolution 13(a) above,

and otherwise than pursuant to paragraph (i) of this

resolution, up to an aggregate nominal amount of GBP

6,887,248; [Authority expires at the conclusion of

the next AGM of the Company]; and the Directors may

allot equity securities or sell treasury shares after

 the expiry of this authority in pursuance of such an

 offer or agreement made prior to such expiry

PROPOSAL #S.15: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purpose of Section 166 of the 1985 Act [THE 1985 Act]

 to make market purchases [Section 163 of the 1985

Act] of up to 22,950,000 ordinary shares of 60p each

[ordinary shares] in the capital of the Company, at a

 minimum price not less than the nominal value

exclusive of expenses of purchase and up to 105% of

the average middle market quotations for such shares

derived from the London Stock Exchange Daily Official

 List, over the previous 5 business days; [Authority

expires earlier on the date falling 12 months from

the date of this resolution or at the conclusion of

the AGM of the Company to be held in 2010]; the

Company before the expiry, may make a contract to

purchase ordinary shares which will or may be

executed wholly or partly after such expiry

PROPOSAL #S.16: Approve a general mandate of the                ISSUER            YES             FOR                  FOR

Company [other than an AGM] may be called on not less

 than 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BABCOCK INTERNATIONAL GROUP PLC

  TICKER:                  N/A                 CUSIP:   G0689Q152

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the acquisition  the Acquisition        ISSUER            YES             FOR                  FOR

  of VT Group plc  VT , whether implemented by way of

 scheme of arrangement pursuant to Part 26 of the

Companies Act 2006 of VT  Scheme  or takeover offer

the Offer  made by or on behalf of the Company for

the entire issued and to be issued share capital of

VT, substantially on the terms and subject to the

conditions set out in the circular to shareholders

outlining the acquisition dated 26 APR 2010; and

authorize the Directors: to take all such steps as

may be necessary or desirable in connection with, and

 to implemented, the acquisition; and to agree such

modifications, variations, revisions, waivers or

amendments to the terms and conditions of the

acquisition CONTD

PROPOSAL #CONT: CONTD  provided such modifications,          ISSUER             NO              N/A                  N/A

variations, revisions, waivers or amendments are not

material , and to any documents relating thereto, in

either such case as they may in their absolute

discretion think fit; that any provision of the

Company's Memorandum of Association  which, since 01

OCT 2009, is treated as a provision of the Company's

Articles of Association  as to the amount of the

Company's authorized share capital setting the

maximum amount of shares to be allotted by the

Company be revoked; and c  subject further to the

Scheme becoming effective  save for the delivery of

the orders of the High Court of Justice in England

and Wales  the Court  sanctioning the Scheme and

confirming the reduction of capital of VT to the

registrar of Companies, and  if so ordered by the

Court  the order confirming the capital reduction of

PROPOSAL #CONT: CONTD registered by the registrar of         ISSUER             NO              N/A                  N/A

Companies, and the admission of the ordinary shares

of nominal value of 60 pence each to be issued in

connection with the acquisition to the Official List

of the UK Listing authority and to trading on the

main market of the London Stock Exchange  Admission

or, as the case may be, the offer becoming or being

declared wholly unconditional save only for admission

 , pursuant to Section 551 of the Companies Act 2006,

 and in addition to any previously existing authority

 conferred upon the Directors under that Section and

Section 80 of the Companies Act 1985, authorize the

Directors to allot shares in the Company in

connection with the acquisition up to an aggregate

nominal amount of GBP 78,007,613,  Authority expires

on 31 MAR 2011 , save that the Company may allot

shares in the Company CONTD

PROPOSAL #CONT: CONTD in connection with the                       ISSUER             NO              N/A                  N/A

acquisition pursuant to any agreement entered into at

 any time prior to such expiry  whether before or

after the passing of this resolution  which would or

might require shares in the Company to be allotted

after such expiry and the Directors may allot shares

in the Company in pursuance of such agreement as if

the authority conferred hereby had not expired

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BACHEM HOLDING AG, BUBENDORF

  TICKER:                  N/A                 CUSIP:   H04002129

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: TO VOTE IN THE UPCOMING MEETING, YOUR          ISSUER            YES             FOR               AGAINST

NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS

BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE

ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE

COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING

 RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND

NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BACHEM HOLDING AG, BUBENDORF

  TICKER:                  N/A                 CUSIP:   H04002129

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the accounts of the Group 2009,        ISSUER            YES             FOR                  FOR

 report of the Auditors

PROPOSAL #2.: Approve the annual report and annual            ISSUER            YES             FOR                  FOR

accounts 2009, report of the Auditors

PROPOSAL #3.: Approve the appropriation of the                   ISSUER            YES             FOR                  FOR

balance profit

PROPOSAL #4.: Grant discharge to the Members of the          ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #5.: Election of the Auditors                                  ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BAJAJ HINDUSTHAN LTD

  TICKER:                  N/A                 CUSIP:   Y0547C130

  MEETING DATE:      12/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board, pursuant to the          ISSUER            YES         AGAINST           AGAINST

provisions of Section 81(1A} and other applicable

provisions, if any,  of the Companies Act, 1956,

[including any amendment thereto or re-enactment

thereof for the time being in force], the Foreign

Exchange Management Act, 1999, the issue of Foreign

Currency Convertible Bonds and Ordinary Shares

[through Depository Receipt Mechanism] Scheme, 1993,

Regulations for Qualified Institutions Placement

contained in Chapter VIII of the Securities and

Exchange Board of India [issue of capital &

Disclosure Requirements] Regulations, 2009, the

notifications issued by the Reserve Bank of India

[RBI] and other applicable laws, listing agreement

entered into by the Company with the Stock Exchanges

where the shares of the Company are listed, Articles

of Association and subject to all other statutory and

 regulated approvals, consents, permissions and/or

sanctions of the Government of India, Reserve Bank of

 India, Securities and Exchange Board of India [SEBI]

 and all other Concerned Authorities [hereinafter

singly or collectively referred to as the Appropriate

 Authorities] as may be required, and subject to such

 terms, conditions and modifications as may be

prescribed by any of the Appropriate Authorities

while granting any such approval, consent, permission

 and/or sanction and agreed to by the Board of

Directors of the Company [the Board] [which term

shall be deemed to include any Committee which the

Board may have constituted or hereafter constitute

for the time being exercising the powers conferred on

 the Board by this resolution], to accept, if it

thinks fit in the interest of the Company, to create,

 issue, offer and allot equity shares and/or

securities in one or more tranches, whether

denominated in rupee or foreign currency(ies), in the

 course of international and/or domestic offering(s)

in one or more foreign market(s), for a value of up

to INR 2,000 crore including equity shares and/or

other Financial Instruments [OFIs] through Qualified

Institutions Placement [QIP] basis to Qualified

Institutional buyers [QIB], Global Depository

Receipts (GDRs), American Depository Receipts [ADRs],

 Foreign Currency Convertible Bonds [FCCBs], any

other Depository Receipt Mechanism convertible into

Equity Shares [either at the option of the Company or

 the holders thereof] at a later date, any such

instrument or security [including Debentures or Bonds

 or Foreign Currency Convertible Bonds [FCCBs] being

either with or without detachable warrants attached

thereto entitling the warrant holder to apply for

Equity Shares/instruments or securities including

Global Depository Receipts and American Depository

Receipts representing equity shares [hereinafter

collectively referred to as the securities] or any

combination of Equity Shares with or without premium,

 to be subscribed to in Indian and/or any Foreign

Currency(ies) by resident or non-resident/foreign

investors [whether institutions and/or incorporated

bodies and/or individuals and/or trusts and/or

otherwise/ Foreign Institutional Investors [FIIs]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BAJAJ HINDUSTHAN LTD

  TICKER:                  N/A                 CUSIP:   Y0547C130

  MEETING DATE:      3/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited profit and        ISSUER            YES             FOR                  FOR

 loss account for the FYE 30 SEP 2009 and the balance

 sheet as at the date together with the reports of

the Board of Directors and the Auditors thereon

PROPOSAL #2: Declare a final dividend on equity                 ISSUER            YES             FOR                  FOR

shares for YE 30 SEP 2009

PROPOSAL #3: Re-appoint Mr. R. . Ruia as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation

PROPOSAL #4: Re-appoint Mr. Alok Krishna Agarwal as a        ISSUER            YES         AGAINST           AGAINST

 Director, who retires by rotation

PROPOSAL #5: Appoint M/s. Chaturvedi & Shah                        ISSUER            YES             FOR                  FOR

,Chartered Accountants as the Auditors of the

PROPOSAL #6: Approve, pursuant to provisions if any,         ISSUER            YES             FOR                  FOR

Companies Act 1956  including any amendment there to

or re-enactment thereof for the time being in force ,

 Dr. Sanjeev Kumar, who pursuant to Article 94 of the

 Articles of Association of the Company was appointed

 as an Additional Director of the Company on 24 MAR

2009 and who under Section 260 of the Companies Act

1956 holds office only up to the date of this AGM and

 in respect of whom the Company has received a notice

 in writing from a Member signifying his intention to

 propose the candidature of Dr. Sanjeev Kumar for the

 office of the Director of the Company to appoint as

the Director of the Company liable to retire by

rotation

PROPOSAL #S.7: Approve that the partial modification         ISSUER            YES             FOR                  FOR

of Special Resolution passed at the 77 AGM of the

Company held on 24 MAR 2009 and subject to provisions

 of Section 198, 309 and 310 read with Schedule XIII

and other applicable provisions if any of the

Companies Act 1956  including any amendment thereto

or re-enactment thereof for the time being in force

and subject to the approval of Central Government and

 any other approval as may be required the consent

and approval of the Company accorded to the revision

in the terms of remuneration of Mr. Shishir Bajaj

Managing Director revising the salary from INR

6,00,000 per month CONTD.

PROPOSAL #8: Authorize the Board of Directors, in              ISSUER            YES         AGAINST           AGAINST

supervision of the resolution passed at the 77th AGM

of the Company held on MAR 24 2009, in accordance

with Section 293(1)(d) and all other applicable

provisions, if any of the Companies Act ,1956

including the amendment thereto or re-enactment

thereof for the time being in force  and the Articles

 of Association of the Company , to borrow any sum or

 sums of money form time to time at their discretion

for the purpose of the business of the Company which

together with the monies of already borrowed by the

Company  apart from temporary loans obtained from the

PROPOSAL #9: Authorize the Company in terms of                   ISSUER            YES         AGAINST           AGAINST

Section 293 1  a  and all other applicable

provisions, if any, of the Companies Act,1956

including any amendment thereto or re-enactment

thereof for the time being in force , to the Board of

 Directors to mortgage and/or charge, in addition to

the mortgages' and/or charges created/to be created

by the Company, in such form and manner and with such

 ranking as to priority and for such time and on such

 terms as the Board may determine, all or any of the

movable and/or immovable, tangible and/or intangible

properties of the Company, both present and future

PROPOSAL #10: Approve that pursuant to the provisions        ISSUER            YES             FOR                  FOR

 of Sections 16,94 and other applicable provisions,

if any, of the Companies Act, 1956   including any

amendment thereto or re-enactment thereof for the

time being in force , the authorized share capital of

 the Company comprising of 30,00,00,000 equity shares

 of INR 1 each and 50,00,00,000 unclassified shares

of INR 1 each, aggregating to INR 80,00,00,000 be

reclassified in to 80,00,00,000 equity shares of INR

1 each, aggregating to INR 80,00,00,000 and

consequently, the existing Clause V of the Memorandum

 of Association of the Company be altered by

substituting the following new Clause V in its place

and stead as specified; CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BALFOUR BEATTY PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G3224V108

  MEETING DATE:      10/7/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the acquisition of Parsons                ISSUER            YES             FOR                  FOR

Brinckerhoff Inc

PROPOSAL #2.: Approve to increase the authorized                ISSUER            YES             FOR                  FOR

share capital of the Company

PROPOSAL #3.: Approve to renew the Directors                       ISSUER            YES             FOR                  FOR

authority to allot shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BALFOUR BEATTY PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G3224V108

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the Directors' report and accounts        ISSUER            YES             FOR                  FOR

 for the YE 31 DEC 2009

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3: Declare a final dividend on the ordinary        ISSUER            YES             FOR                  FOR

 shares of the Company

PROPOSAL #4: Re-elect Mr. M.J. Donovan as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Mr. G.H. Sage as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-elect Mr. R.J.W. Walvis as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #7: Election of Mr. I.G.T. Ferguson CBE as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #8: Re-appoint Deloitte LLP as the Auditors         ISSUER            YES             FOR                  FOR

PROPOSAL #9: Authorize the Directors to allot                     ISSUER            YES             FOR                  FOR

unissued shares

PROPOSAL #S.10: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

shares for cash

PROPOSAL #S.11: Approve to renew the authority for            ISSUER            YES             FOR                  FOR

the Company to purchase its own ordinary and

preference shares

PROPOSAL #12: Authorize the Company and its UK                   ISSUER            YES             FOR                  FOR

subsidiaries to incur political expenditure

PROPOSAL #S.13: Authorize the Company to hold general        ISSUER            YES             FOR                  FOR

 meetings, other than an AGM, on 14 clear days' notice

PROPOSAL #S.14: Amend the Memorandum of Association          ISSUER            YES             FOR                  FOR

and adopt new Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BALLARD PWR SYS INC NEW

  TICKER:                  N/A                 CUSIP:   058586108

  MEETING DATE:      6/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Ian Bourne as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Election of Ed Kilroy as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Election of Dr. Chong Sup Park as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of John Sheridan as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Election of David J. Smith as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of David Sutcliffe as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of Mark Suwyn as a Director           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.8: Election of Douglas Whitehead as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Appointment of KPMG LLP, Chartered                 ISSUER            YES             FOR                  FOR

Accountants, as the Auditors of the Corporation until

 the next annual meeting and authorize the Audit

Committee of the Corporation's Board of Directors to

fix their remuneration

PROPOSAL #3: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BALLARPUR INDS LTD

  TICKER:                  N/A                 CUSIP:   Y0553H163

  MEETING DATE:      12/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited profit and loss                 ISSUER            YES             FOR                  FOR

account for the FYE 30 JUN 2009 and the balance sheet

 as at that date together with the reports of the

Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on the equity shares        ISSUER            YES             FOR                  FOR

 of the Company for the FYE 30 JUN 2009

PROPOSAL #3.: Re-appoint Mr. Shardul S. Shroff as a          ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. A.S. Dulat as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. B. Hariharan as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Appoint Messrs. K.K. Mankeshwar & Co.,         ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Statutory Auditors of

the Company, to hold office from the conclusion of

this AGM up to the conclusion of the next AGM and

authorize the Board of Directors to fix their

remuneration

PROPOSAL #7.: Authorize the Board of Directors of the        ISSUER            YES             FOR                  FOR

 Company, pursuant to the provisions of Sub-Section 3

 of Section 228 and other applicable provisions, if

any, of the Companies Act, 1956, to appoint Branch

Auditors for auditing the accounts pertaining to the

various Units and/or Branch Offices of the Company,

whether existing and/or to be opened/acquired in

future and to fix their remuneration; approve and

ratify the acts, deeds and things already done by the

 Board of Directors in this regard

PROPOSAL #S.8: Approve, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Sections 198, 309 and other applicable provisions,

if any, of the Companies Act, 1956, Companies

[Central Government's] General Rules and Forms, 1956,

 including any statutory modification(s) or re-

enactment(s) thereof, the provisions of Listing

Agreements entered into with Stock Exchanges

including any amendments or modifications thereof and

 subject to such sanctions and approvals as may be

required, consent of the company be granted for

payment of remuneration, to the Non-Executive

Directors including Independent Directors of the

Company, including fees for attending the meetings of

 the Board of Directors and/or duly authorized

Committees thereof [hereinafter referred to as the

Board], by way of Commission and/or other means; the

aggregate remuneration to be paid to the

aforementioned Directors in any FY shall not exceed

1% of the net profits of the Company; authorize the

Board to decide the amount of remuneration to be paid

 to the Directors, to seek such approvals as may be

required and to do all such acts, deeds and things as

 may be required or considered necessary or

incidental thereto; approve and ratify the acts,

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BALLARPUR INDUSTRIES LTD, HARYANA

  TICKER:                  N/A                 CUSIP:   Y0553H163

  MEETING DATE:      3/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board, in accordance              ISSUER            YES             FOR                  FOR

with the provisions of Section 81 1A  and other

applicable provision, if any, of the Companies Act,

1956  Act , the Securities and Exchange Board of

India  Issued of Capital and Disclosure Requirements

 Regulations, 2009  ICDR , and in accordance with the

 relevant provisions of the Memorandum and Articles

of Association of the Company, the Listing Agreements

 entered into with the stock exchanges where the

Company's shares are listed, the guidelines,

notifications and clarification issued by the Reserve

 Bank of India, the Securities and Exchange Board of

India  SEBI  and other statutory / regulatory

authorities, and subject to all such approvals,

permissions CONTD

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BALRAMPUR CHINI MLS LTD

  TICKER:                  N/A                 CUSIP:   Y0548Y149

  MEETING DATE:      1/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the profit and loss            ISSUER            YES             FOR                  FOR

account of the Company for the YE 30 SEP 2009 and the

 balance sheet as at that date with the reports of

the Directors and the Auditors thereon

PROPOSAL #2: Declare a dividend on equity shares                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Re-appoint Shri Naresh Chandra as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4: Re-appoint Shri Kishor Shah as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5: Appoint the Auditors and to fix their            ISSUER            YES             FOR                  FOR

remuneration

PROPOSAL #6: Appoint Shri R. Vasudevan as Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #S.7: Approve, in supersession of the                   ISSUER            YES             FOR                  FOR

resolution passed by the shareholders at the 33rd AGM

 held on 30 JAN 2009 and pursuant to the provision of

 Sections 198, 309 and 310 of the Companies Act, 1956

 and Article 76 of the Articles of Association of the

 Company, the payment to its Non-Executive Directors

commission up to 1% of the net profit of the Company

in any FY to be computed in accordance with the

provisions of the Companies Act, 1956 or INR 25 lacs

in aggregate, whichever is lower, over and above the

usual sitting fees for a period of 3 years commencing

 from 01 OCT 2009 and that the said commission be

divided among the Directors in such proportion and in

 such manner as may be determined by the Board

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BALRAMPUR CHINI MLS LTD

  TICKER:                  N/A                 CUSIP:   Y0548Y149

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve and adopt, subject to the                ISSUER            YES             FOR                  FOR

approval of Honorable Board for Industrial and

financial Reconstruction  BIFR  the Draft

Rehabilitation Scheme containing the Scheme of

Arrangement for the demerger of Sugar Division of

Indo Gulf Industries Ltd.  IGIL  situated at

Maizapur, Gonda, U.P and merger of the said Sugar

Division with Balrampur Chini Mills Ltd.  BCML

including the share exchange shares ratio of 1 equity

 share of INR 1 each fully paid up of.CONTD

PROPOSAL #0: CONTD. Balrampur Chini Mills Ltd. for            ISSUER             NO              N/A                  N/A

every 100 equity shares of INR 1 each post

restructuring  in IGIL, circulated by Honorable BIFR

for the revival of IGIL vide order dated 26 MAR 2010,

 with the appointed date of 01 OCT 2008 or such other

 date and on such terms and conditions as may be

acceptable to BCML and IGIL and sanctioned by the

Honorable BIFR; authorize Shri. Vivek Saraogi

Managing Director , Shri. Kishor Shah  Director cum

Chief Financial. CONTD

PROPOSAL #0: CONTD. Officer , Dr. A. K. Saxena                  ISSUER             NO              N/A                  N/A

wholetime Director  and Shri. S. K. Agrawala  Company

 Secretary  to do all such acts and deeds as are

required to give effect to the said Draft

Rehabilitation Scheme including Scheme of Arrangement

 after the same is sanctioned by the Honorable BIFR

and to carry out such alterations in the said Scheme

and assent to such conditions as may be acceptable to

 BCML and IGIL and as sanctioned by the Honorable BIFR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCA GENERALI SPA, TRIESTE

  TICKER:                  N/A                 CUSIP:   T3000G115

  MEETING DATE:      11/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #E.1: Approve to abrogate Article 19 of the         ISSUER             NO              N/A                  N/A

By law, to renumber following Articles and amend some

 of them; resolutions related there to

PROPOSAL #E.2: Approve the merger by incorporation of        ISSUER             NO              N/A                  N/A

 Banca BSI Italia S.p.A. into Banca Generali S.p.A.

and the Merger Plan; resolutions related there to

PROPOSAL #O.1: Approve to integrate Internal Auditors        ISSUER             NO              N/A                  N/A

 Members as per Article 2401 of the Italian Civil

Code [substitution] and Article 21 of the By law

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCA GENERALI SPA, TRIESTE

  TICKER:                  N/A                 CUSIP:   T3000G115

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statement at 31         ISSUER             NO              N/A                  N/A

DEC 2009 of merged Company Banca Bsi Italia, any

adjournment thereof

PROPOSAL #O.2: Approve the financial statement at 31         ISSUER             NO              N/A                  N/A

DEC 2009, any adjournment thereof

PROPOSAL #O.3: Approve the remuneration policies in          ISSUER             NO              N/A                  N/A

favour of Directors, employees and collaborator

PROPOSAL #O.4: Approve the resolutions according to          ISSUER             NO              N/A                  N/A

Article 2359-bis and 2357 of civil code

PROPOSAL #O.5: Approve the plan stock option in                 ISSUER             NO              N/A                  N/A

favour of financial promoter and manager of bank

branches for corporate year 2010, any adjournment

PROPOSAL #O.6: Approve the plan stock option in                 ISSUER             NO              N/A                  N/A

favour of relationship manager for corporate year

2010, any adjournment thereof

PROPOSAL #O.7: Approve the extension of 3 years of            ISSUER             NO              N/A                  N/A

exercise period of plans stock option in favour of

managers of societies of group and financial promoter

 and manager of bank branches

PROPOSAL #E.1: Approve to increase capital for                   ISSUER             NO              N/A                  N/A

maximum EUR 2,500,000.00, and amend Article 5 of

PROPOSAL #E.2: Amend the term of execution of capital        ISSUER             NO              N/A                  N/A

 increase  extraordinary meeting held on 18 JUL

2006), and amend Article 5 of the Statute

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCA ITALEASE SPA, MILANO

  TICKER:                  N/A                 CUSIP:   T11845103

  MEETING DATE:      10/12/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Appoint the Co-optted Directors Ex              ISSUER             NO              N/A                  N/A

Article 2386 of the Civil Code, any adjournment

PROPOSAL #E.1: Amend the Articles 1, 20 and 31 of              ISSUER             NO              N/A                  N/A

Company proposal

PROPOSAL #E.2: Approve to erase the face value of the        ISSUER             NO              N/A                  N/A

 shares tag, any adjournment thereof

PROPOSAL #E.3: Approve the financial statement at 30         ISSUER             NO              N/A                  N/A

JUN 2009 upon Article 2446 of the Civil Code and the

resolutions concerning the operating loss, any

adjournment thereof

PROPOSAL #E.4: Authorize the Board of Directors, Ex          ISSUER             NO              N/A                  N/A

Article 2443 of the Civil Code concerning the capital

 increase, any adjournment thereof

PROPOSAL #E.5: Amend the Article 5 of the Company               ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCA POPOLARE DELL'ETRURIA E DEL LAZIO SCRL, AREZ

  TICKER:                  N/A                 CUSIP:   T1328X109

  MEETING DATE:      10/24/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appoint the Honorary Chairman as per            ISSUER             NO              N/A                  N/A

Article 26 of the By-Law; resolutions related thereto

PROPOSAL #2.: Appoint 1 Director as per Article 2386         ISSUER             NO              N/A                  N/A

[to replace Director] of the Civil Code and as per

Article 33 Item 5 of the By-Law

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCA POPOLARE DELL'ETRURIA E DEL LAZIO SCRL, AREZ

  TICKER:                  N/A                 CUSIP:   T1328X109

  MEETING DATE:      4/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Approve the balance sheet as of 31 DEC        ISSUER             NO              N/A                  N/A

 2009, the Board of Directors report on management,

and the Board of Auditors report, related and

consequential resolutions

PROPOSAL #A.2: Approve the document on remuneration          ISSUER             NO              N/A                  N/A

policies as per Article 26 of the Corporate Bylaws

and determine the emoluments to the Directors,

related and consequential resolutions

PROPOSAL #A.3: Approve the regulation on the limits          ISSUER             NO              N/A                  N/A

of Directors plurality of offices, as per Article 30

of the Corporate Bylaws, related and consequential

resolutions

PROPOSAL #A.4: Approve to determine the annual                   ISSUER             NO              N/A                  N/A

emoluments to be reserved to the statutory Members of

 the Board of Auditors, as per Article 42 of the

Corporate Bylaws, related and consequential

PROPOSAL #A.5: Appoint two Directors in compliance            ISSUER             NO              N/A                  N/A

with Article 2386 of the Italian Civil

PROPOSAL #A.6: Appoint the Board of Auditors for                ISSUER             NO              N/A                  N/A

fiscal years from 2010 to 2012 as per

PROPOSAL #A.7: Appoint the Board of Arbitrators for          ISSUER             NO              N/A                  N/A

fiscal years from 2010 to 2012, as per

PROPOSAL #E.1: Amend the Article 23, 30, 32, 33, 36,         ISSUER             NO              N/A                  N/A

39, 40, 41, 42, 43, 47, 48 bis, 49 and 51 of the

Corporate Bylaws, related and consequential

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO COMPARTAMOS SA DE CV

  TICKER:                  N/A                 CUSIP:   P08915103

  MEETING DATE:      4/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report from the Board of              ISSUER            YES             FOR                  FOR

Directors about the FYE on 31 DEC 2009 in accordance

with the terms of that which is provided for in

Article 172 of the general mercantile Companies Law

Article 28 of the securities market law and other

applicable legal provisions

PROPOSAL #2: Approve the allocation of results from          ISSUER            YES             FOR                  FOR

the 2009 FY including the payment of a dividend

PROPOSAL #3: Receive the report regarding the                     ISSUER            YES             FOR                  FOR

situation of the fund for the purchase of the

Company's own shares and if relevant approval of the

maximum amount of funds that can be allocated to the

acquisition of the Company's own shares for the 2010

PROPOSAL #4: Receive the report regarding the                     ISSUER            YES             FOR                  FOR

fulfillment of the Company's tax obligations in

accordance with that which is provided for in Article

 86 part xx of the income tax law

PROPOSAL #5: Appoint or ratify the Members who make          ISSUER            YES         AGAINST           AGAINST

up the Board of Directors,

PROPOSAL #6: Appoint or ratify the Members of the              ISSUER            YES         AGAINST           AGAINST

Audit Committee of the Company

PROPOSAL #7: Appoint or ratify the Commissioners of          ISSUER            YES         AGAINST           AGAINST

the Company

PROPOSAL #8: Approve the remuneration for the Members        ISSUER            YES             FOR                  FOR

 of the Board of Directors and the Commissioners

PROPOSAL #9: Approve the designation of the delegates        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO DI DESIO E DELLA BRIANZA SPA, DESIO

  TICKER:                  N/A                 CUSIP:   T1719F105

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement at 31            ISSUER             NO              N/A                  N/A

DEC 2009, report of the Board of Directors and the

Board of Auditors; any adjournment thereof

PROPOSAL #2: Approve the remuneration policies of              ISSUER             NO              N/A                  N/A

Group

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO ESTADO DO RIO GRANDE DO SUL SA BANRISUL

  TICKER:                  N/A                 CUSIP:   P12553247

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To receive the administrators accounts,         ISSUER             NO              N/A                  N/A

to examine, discuss and vote on the administrations

report, the financial statements and the accounting

statements accompanied by the Independent Auditors

report and Finance committees report regarding the

FYE on 31 DEC 2009

PROPOSAL #2: To decide concerning the allocation of          ISSUER             NO              N/A                  N/A

the net profit from the FYE on 31 DEC 2009,

concerning the payment of additional

dividends approved by the Board of Directors,

concerning the proposal for the capital budget

prepared for the purposes of Article 196 of Law

number 640476 and to ratify the payment of interest

on own capital and its imputation to dividends

PROPOSAL #3: Election of the Members of the Finance          ISSUER            YES             FOR                  FOR

Committee, and their respective

PROPOSAL #4: To set the remuneration for the Members         ISSUER             NO              N/A                  N/A

of the Board of Directors and Finance Committee and

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANCO PASTOR SA, LA CORUNA

  TICKER:                  N/A                 CUSIP:   E1943H154

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts                              ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the scrip under the premium and         ISSUER            YES             FOR                  FOR

the distribution to shareholders for a maximum of EUR

 1,727,123.97 through the issuance of a maximum of

5,233,709 new shares of par value EUR 0.33 each;

delivery of one new share for each shareholder holds

at least fifty old shares; consequently amend the

Articles 5 and 7 of the By-laws

PROPOSAL #3: Grant authority to purchase the own                ISSUER            YES             FOR                  FOR

shares directly or through the Companies of the group

PROPOSAL #4: Approve to fix nine as the Board Members        ISSUER            YES             FOR                  FOR

PROPOSAL #5.1: Re-election of Mr. Jose Maria Arias            ISSUER            YES         AGAINST           AGAINST

Mosquera as a Board Member

PROPOSAL #5.2: Re-election of Mr. Jorge Gost Gijon as        ISSUER            YES         AGAINST           AGAINST

 a Board Member

PROPOSAL #5.3: Re-election of Mr. Miguel Sanmartin            ISSUER            YES         AGAINST           AGAINST

Losada as a Board Member

PROPOSAL #5.4: Re-election of Mr. Marcial Campos                ISSUER            YES             FOR                  FOR

Calvo-Sotelo as a Board Member

PROPOSAL #5.5: Re-election of Mr. Jose Luis Vazquez          ISSUER            YES             FOR                  FOR

Marino as a Board Member

PROPOSAL #5.6: Re-election of Mr. Jose Arnau Sierra          ISSUER            YES         AGAINST           AGAINST

as a Board Member

PROPOSAL #5.7: Re-election of Mr. Fernando Diaz                 ISSUER            YES         AGAINST           AGAINST

Fernandez as a Board Member

PROPOSAL #5.8: Re-election of Mr. Gonzalo Gil Garcia         ISSUER            YES             FOR                  FOR

as a Board Member

PROPOSAL #6: Grant authority to issue bonds                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Authorize the Board Members to issue              ISSUER            YES             FOR                  FOR

convertibles valuables

PROPOSAL #8: Approve to attach the Company in the              ISSUER            YES             FOR                  FOR

consolidated tax

PROPOSAL #9: Authorize the Board Members for the                ISSUER            YES             FOR                  FOR

policy of dividends of 2010

PROPOSAL #10: Authorize the Board Members of the                ISSUER            YES         AGAINST           AGAINST

faculty to distribute shares among Managers and the

Board Members

PROPOSAL #11: Approve to delegate the powers                       ISSUER            YES             FOR                  FOR

PROPOSAL #12: Approve the minute                                            ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANDO CHEMICAL INDUSTRIES,LTD.

  TICKER:                  N/A                 CUSIP:   J03780129

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANGKOK EXPRESSWAY PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y0607D119

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the minutes of the 2009 AGM                ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve to acknowledge the Company's              ISSUER            YES             FOR                  FOR

operational results for the year 2009

PROPOSAL #3: Approve the balance sheet and the profit        ISSUER            YES             FOR                  FOR

 and loss account for the YE 31 DEC 2009

PROPOSAL #4: Approve the appropriation of profit                ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of the Directors to replace              ISSUER            YES             FOR                  FOR

those due to retire by rotation in the

PROPOSAL #6: Approve to determine the remuneration            ISSUER            YES             FOR                  FOR

for the Directors

PROPOSAL #7: Appointment of the Auditor and approve          ISSUER            YES             FOR                  FOR

to fix their remuneration

PROPOSAL #8: Other matter  if any                                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANIF SGPS SA

  TICKER:                  N/A                 CUSIP:   X0352A113

  MEETING DATE:      8/14/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the presentation of the merger         ISSUER             NO              N/A                  N/A

process of Grupo Financeiro Tecnicredito in to the

Banif Financial Group

PROPOSAL #2.: Approve to deliberate on the admission         ISSUER             NO              N/A                  N/A

of Messrs. Fernando Ribeiro and Oliveira Maia to

verify the money entrances of the capital increase

PROPOSAL #3.: Approve the capital increase of EUR              ISSUER             NO              N/A                  N/A

140,000,000 divided by an emission of 70.000.000

shares with nominal value of EUR 1 and 70,000,000

shares with nominal value of EUR 1 reserved to

Tecnicredito, SGPS, SA's shareholders

PROPOSAL #4.: Approve to deliberate on an emission of        ISSUER             NO              N/A                  N/A

 70.000.000 vmoc, subscribed by the Tecnicredito,

SGPS, SA shareholders

PROPOSAL #5.: Approve to change the Company Bylaws 5,        ISSUER             NO              N/A                  N/A

 6 and 9

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANIF SGPS SA

  TICKER:                  N/A                 CUSIP:   X0352A113

  MEETING DATE:      3/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the 2009 annual report and                 ISSUER             NO              N/A                  N/A

results, as well as the 2009 consolidated annual

report and also the 2009 consolidated results

PROPOSAL #2: Approve the proposal of profit's                     ISSUER             NO              N/A                  N/A

appropriation

PROPOSAL #3: Approve the general appreciation of the         ISSUER             NO              N/A                  N/A

Company's Management and auditing

PROPOSAL #4: Approve the appreciation of the model of        ISSUER             NO              N/A                  N/A

 Corporate Governance and report of 2009

PROPOSAL #5: Approve the Salary Committee, concerning        ISSUER             NO              N/A                  N/A

 the remuneration policy of the administration and

fiscal boards as well as all the other Boards of the

Company

PROPOSAL #6: Approve the acquisition and sale of own         ISSUER             NO              N/A                  N/A

shares

PROPOSAL #7: Approve the acquisition and sale of own         ISSUER             NO              N/A                  N/A

bonds

PROPOSAL #8: Election of the Statutory External                 ISSUER             NO              N/A                  N/A

Auditor of the Company resolution

PROPOSAL #9: Election of the Members of the advisory         ISSUER             NO              N/A                  N/A

Board for the year 2010

PROPOSAL #10: Approve to change the Company By-Laws          ISSUER             NO              N/A                  N/A

Article 5 - alter N. 5 and include N. 6

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK BPH S.A., KRAKOW

  TICKER:                  N/A                 CUSIP:   X0491V101

  MEETING DATE:      10/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the extraordinary general            ISSUER            YES             FOR                  FOR

shareholders meeting

PROPOSAL #2.: Approve the stating to the correctness         ISSUER            YES             FOR                  FOR

of convening of the extraordinary general

shareholders meeting and its capacity to adopt

PROPOSAL #3.: Elect the extraordinary general                     ISSUER            YES             FOR                  FOR

shareholders meeting Chairman and extraordinary

general shareholders meeting Deputy Chairman

PROPOSAL #4.: Approve the allowing journalists to              ISSUER            YES             FOR                  FOR

report the proceedings of the extraordinary general

shareholders meeting

PROPOSAL #5.: Approve to accept the agenda                           ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Approve to present the extraordinary            ISSUER            YES             FOR                  FOR

general shareholders meeting with significant

elements of the contents of the Merger Plan of Bank

BPH S.A. BPH and GE Money Bank S.A. GEMB signed on 29

 JUL 2009 the Merger Plan, the BPH Management Board

report justifying merger of Bank BPH S.A. and GE

Money Bank S.A. through the transfer of GE Money

Banks S.A. assets to Bank BPH S.A. the merger and the

 expert opinion on the Merger Plan, in accordance

with Article 505 4 of the Commercial Companies Code

PROPOSAL #7.: Adopt a resolution, under Article 506          ISSUER            YES             FOR                  FOR

of the Commercial Companies Code, on a the merger,

which will be effected by virtue of Article 492 1

Point 1 of the Commercial Companies Code, by way of

transferring all of GEMB's assets to BPH in exchange

for shares which BPH will issue to GEMB's

shareholders B granting consent to the Merger Plan C

changes in BPH's statute, including, among others,

changes connected with the merger

PROPOSAL #8.: Adopt a resolution on decreasing BPH's         ISSUER            YES             FOR                  FOR

share capital by way of redemption of BPH's shares,

currently held by GEMB, which will become BPH's

treasury shares upon the registration of the merger

PROPOSAL #9.: Adopt a resolution on amending BPH's            ISSUER            YES             FOR                  FOR

statute as a result of the share capital decrease

PROPOSAL #10.: Adopt a resolution of the standing              ISSUER            YES             FOR                  FOR

orders of Bank BPH S.A. general shareholders meeting

PROPOSAL #11.: Closing of the meeting                                    ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK MILLENNIUM S.A., WARSZAWA

  TICKER:                  N/A                 CUSIP:   X05407105

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Approve the presentation of the voting          ISSUER            YES             FOR                  FOR

process

PROPOSAL #3: Appointment of the meeting's Chairman             ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the statement of the meeting's          ISSUER            YES             FOR                  FOR

legal validity

PROPOSAL #5: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #6: Appointment of the scrutiny commission           ISSUER            YES             FOR                  FOR

PROPOSAL #7: Approve the bank's financial statement          ISSUER            YES             FOR                  FOR

for 2009, the Management's report on Company's

activity in 2009, the Supervisory Board's report on

examination of the financial statement 2009, motion

on profit for 2009 distribution

PROPOSAL #8: Approve the consolidated financial                 ISSUER            YES             FOR                  FOR

statement of bank's capital group for 2009

PROPOSAL #9: Approve the duties fulfilling by the              ISSUER            YES             FOR                  FOR

Management and Supervisory Board's Members for 2009

PROPOSAL #10: Adopt the resolution on profit for 2009        ISSUER            YES             FOR                  FOR

 distribution

PROPOSAL #11: Amend the Company's statute text                    ISSUER            YES             FOR                  FOR

PROPOSAL #12: Amend the Company's rules on general            ISSUER            YES             FOR                  FOR

meetings and approve the uniform text of rules on

Company's meetings

PROPOSAL #13: Closure of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK MILLENNIUM SPOLKA AKCYJNA

  TICKER:                  N/A                 CUSIP:   X05407105

  MEETING DATE:      12/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the EGM                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Elect the Chairman                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the statement of the meeting's         ISSUER            YES             FOR                  FOR

legal validity and its ability to adopt resolutions

PROPOSAL #4.: Elect the Scrutiny Commission                         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve to increase the Bank's capital         ISSUER            YES             FOR                  FOR

and the changes on Bank's Statute, proposed record

date for subscription right is 19 JAN 2010

PROPOSAL #6.: Closing the meeting                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK OF ATTICA

  TICKER:                  N/A                 CUSIP:   X05496108

  MEETING DATE:      7/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the share capital increase of          ISSUER             NO              N/A                  N/A

the Bank through cash payment through the issuance of

 new, common, registered shares at above par disposal

 value and amend the Article 5 [regarding share

capital] of the Bank's statute

PROPOSAL #2.: Approve the forecast of pre-emptive              ISSUER             NO              N/A                  N/A

right in favor of the old shareholders during the

share capital increase as for the shares that will be

 issued, definition of the new shares subscription

price, the pre-emptive right exercise expiry, the

disposal way of shares that will remain un disposed

after the end of the above expiry, dividend

entitlement of the shares that will derive from the

share capital increase, listing to trading on the

athex of the new shares that will be issued as a

result of the share capital increase, definition of

the remaining terms of the share capital increase

PROPOSAL #3.: Authorize the Bank's Board of Directors        ISSUER             NO              N/A                  N/A

 for the arrangement of all the issues concerning the

 information bulletin preparation, the granting of

approvals and permissions from the bank of Greece,

the Hellenic Capital Market Commission and the athex,

 the listing of the new shares on any related issue

PROPOSAL #4.: Various issues-announcements                           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK OF KAOHSIUNG CO LTD

  TICKER:                  N/A                 CUSIP:   Y0694H106

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the report on the 2009                     ISSUER             NO              N/A                  N/A

business operations

PROPOSAL #A.2: Receive the 2009 audited reports                  ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Receive the publication of local                 ISSUER             NO              N/A                  N/A

regulations

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution           ISSUER            YES             FOR                  FOR

PROPOSAL #B.3: Election of Shang Kai Lin ID No.                 ISSUER            YES             FOR                  FOR

A104353361 as an Independent Director

PROPOSAL #B.4: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK OF RAJASTHAN

  TICKER:                  N/A                 CUSIP:   Y0695Y124

  MEETING DATE:      8/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the report          ISSUER            YES             FOR                  FOR

of the Board of Directors and the audited balance

sheet as of 31 MAR 2009 and the profit and loss

account for the period ended on that date

PROPOSAL #2.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Shri. Ved Prakash Khurana as        ISSUER            YES             FOR                  FOR

 a Director, who retires by rotation under Article

119 of the Articles of Association of the Bank

PROPOSAL #4.: Re-appoint Shri. Pran M. Agarwal as a          ISSUER            YES             FOR                  FOR

Director, who retires by rotation under Article 119

of the Articles of Association of the Bank

PROPOSAL #5.: Re-appoint Shri. Sanjay Kumar Tayal as         ISSUER            YES             FOR                  FOR

a Director, who retires by rotation under Article 119

 of the Articles of Association of the Bank

PROPOSAL #6.: Appoint the Auditors and approve to fix        ISSUER            YES             FOR                  FOR

 their remuneration

PROPOSAL #S.7: Amend, pursuant to Section 31 and any         ISSUER            YES         AGAINST           AGAINST

other applicable provisions of the Companies Act

1956, if any, Articles 3, 61, 66, 89, 101, 104A, 144

and 174 of the Association of the Company as specified

PROPOSAL #S.8: Authorize the Board of Directors, in          ISSUER            YES         ABSTAIN           AGAINST

accordance with the provisions of Securities

Contracts [Regulation] Act 1956 [SCRA], Memorandum

and Articles of Association of the Bank, Securities

Exchange Board of India Act, 1992 [SEBI], Chapter

XIIIA and other applicable provision of Securities

Exchange Board of India [Disclosure and Investor

Protection] Guidelines 200 [DIP Guidelines] and any

other applicable laws or rules and regulations, if

any, [including any amendment thereto or reenactment

thereof for the time being in force], the Listing

Agreement entered into by the Bank with the Bombay

Stock Exchange Limited, Jaipur Stock Exchange and

National Stock Exchange of India Limited, where the

shares of the Bank are listed, and subject to such

approvals, consents, permissions and sanctions of

Reserve Bank of India [RBI] under Banking Regulation

Act 1949 and any other Circular, notification issued

from time to time, Foreign Exchange Management Act

1999 [FEMA], the Registrar of Companies [ROC] and all

 other appropriate and/or concerned authorities,

inside or outside India, and subject to such

conditions and modifications, as may be prescribed by

 any of them in granting such approvals, consents,

permissions and sanction which may be agreed to by

the Board of Directors of the Bank [hereinafter

referred to as the Board which term shall be deemed

to include any duly authorized Committee thereof for

the time being exercising the powers conferred on the

 Board by this resolution], to issue, offer and allot

 equity shares [hereinafter referred to as

Securities], through a Qualified Institutions

Placement [QIP] provided that the total amount so

raised through the aforesaid Securities does not

exceed INR 250 Crores, at such price including

premium to be decided as per SEBI [DIP] Guidelines

which should be around INR 120 per share including

premium and on such terms and conditions as the Board

 may think proper at the appropriate time, to

Qualified Institutional Buyers [including with

provision for reservation on firm and/or competitive

basis of such part of issue and for such categories

of QIB as may be permitted], on such date or dates as

 may be determined by the Board but not later than 31

 MAR 2010 to be subscribed on the basis of placement

documents in one or more tranches; the allotment of

Securities shall only be to qualified institutional

buyers whether in India or abroad, as Specified under

 Clause 2.2.2B [v] of SEBI [DIP] Guidelines pursuant

to Chapter XIII A of SEBI [DIP] Guidelines, further

no allotment shall be made either directly or

indirectly, to any QIB being a promoter or any person

 related to promoters and no sing allottee shall be

allotted more than 50% of the issue size; the Board

may issue the Securities or any part thereof at the

market price or such premium to the market price, as

the Board may decide, provided that the price paid by

 each investor shall not be less than the price

arrived in accordance with provisions of Clause 13A.3

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK OF RAJASTHAN

  TICKER:                  N/A                 CUSIP:   Y0695Y124

  MEETING DATE:      3/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board, pursuant to and          ISSUER            YES         AGAINST           AGAINST

in accordance with the provisions of Section 81 (1-A)

 and all other applicable provisions, if any, of the

Companies Act, 1956  the Act  and all other

applicable laws and regulations including the Foreign

 Exchange Management Act, 1999, The Foreign Exchange

Management  transfer or issue of security by a person

 resident outside India Regulations, 2000, the Issue

of Foreign Currency Convertible Bonds and ordinary

shares  through depository Receipt Mechanism  Scheme,

 1993, and subject to any required approval, consent,

 permission and/or sanction of the Ministry of

Finance  Department of Economic Affairs  and of

Ministry of Industry  Foreign Investment Promotion

Board/Secretariat for Industrial Assistance  and all

other Ministries/Departments of the Government of

India and the Securities and Exchange Board of India

CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK OF RAJASTHAN

  TICKER:                  N/A                 CUSIP:   Y0695Y124

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize the Board of Directors of the         ISSUER            YES             FOR                  FOR

Bank (hereinafter referred to as the Board, which

expression shall be deemed to include any

Committee(s) constituted/to be constituted or any

other person authorized/to be authorized by the

Board/Committee to exercise its powers including the

powers conferred by this Resolution), pursuant to the

 provisions of Section 44A of the Banking Regulation

Act, 1949 and Reserve Bank of India's guidelines for

merger and amalgamation of private sector banks dated

 May 11, 2005 (hereinafter referred to as the RBI

Guidelines), and in accordance with any applicable

provisions of the Companies Act, 1956 the Memorandum

and Articles of Association of The Bank of Rajasthan

Limited (hereinafter referred to as the Bank), any

other applicable provisions of any other law for the

time being in force, CONTD

PROPOSAL #CONTD: CONTD and any directions, guidelines        ISSUER             NO              N/A                  N/A

 or regulations, if any, of Reserve Bank of India

(hereinafter referred to as RBI) and of all other

relevant authorities from time to time, to the extent

 applicable and subject to such approvals, consents,

permissions and sanctions of all appropriate

authorities, institutions or bodies, if required and

to the extent applicable, and subject to such terms

and conditions and modifications as may be prescribed

 by any of them while granting such approvals,

consents, permissions and sanctions, regarding the

amalgamation of the Bank with ICICI Bank Limited (the

 Transferee Bank), with effect from the date on which

 the Scheme of Amalgamation (hereinafter referred to

as the Scheme) is sanctioned by RBI or such other

date as may be specified by RBI by an order in

writing passed in this behalf under the provisions of

 Section 44A CONTD

PROPOSAL #CONTD: CONTD of the Banking Regulation Act,        ISSUER             NO              N/A                  N/A

 1949; that, pursuant to the provisions of Section

44A of the Banking Regulation Act, 1949 and the RBI

Guidelines, and in accordance with the matters stated

 in the aforesaid resolution: to approve the draft of

 the Scheme circulated to the Members with the Notice

 for this Meeting; any Member of the Bank, who has

voted against the Scheme at the Meeting of the Bank,

or has given notice in writing at or prior to the

Meeting of the Bank, or to the Presiding Officer of

the Meeting of the Bank, that he dissents from the

Scheme, shall be entitled, in the event of the Scheme

 being sanctioned by RBI, to claim from the Bank, in

respect of the equity shares held by him in the Bank,

 their value as determined by RBI while sanctioning

the Scheme and such Member shall, in consideration

thereof, compulsorily tender the equity shares held

by him in the Bank, CONTD

PROPOSAL #CONTD: CONTD to the Bank for cancellation          ISSUER             NO              N/A                  N/A

thereof and to that extent the equity share capital

of the Bank shall stand reduced or be deemed to have

been reduced, by such number of equity shares held

and tendered by such Member, on the date immediately

preceding the Effective Date (as defined in the

Scheme), the determination by RBI as to the value of

the equity shares to be paid to the dissenting Member

 being final for all purposes; to authorize the

Board, on behalf of the Bank, for the purpose of

giving effect to the provisions of the Scheme, to

effect the consequential reduction of the paid-up

equity share capital of the Bank, if any, or of the

Share Premium Account of the Bank, as may be required

 in terms of the Scheme as sanctioned by RBI; CONTD

PROPOSAL #CONTD: CONTD and to do all acts, matters,          ISSUER             NO              N/A                  N/A

deeds and things and to take all steps and give such

directions as may be necessary, expedient,

incidental, ancillary or desirable as the Board in

its absolute discretion may deem t for giving effect

to the Scheme or for its implementation and also to

settle any questions or difficulties that may arise

in such manner as the Board in its absolute

discretion may deem t and to take all steps which are

 incidental and ancillary thereto in this connection

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK OF THE RYUKYUS,LIMITED

  TICKER:                  N/A                 CUSIP:   J04158101

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST
  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Purchase of Own Shares                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANK SARASIN & CIE AG, BASEL

  TICKER:                  N/A                 CUSIP:   H3822H286

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report 2009,                       ISSUER            YES             FOR                  FOR

comprising the consolidated financial statements and

the annual financial statements of the Bank Sarasin

and Co. Ltd, as well as the acknowledgment of the

reports of the Statutory and Group Auditors

PROPOSAL #2: Grant discharge to the members of the            ISSUER            YES             FOR                  FOR

Board of Directors and the members of the Executive

Committee

PROPOSAL #3: Approve the appropriation of                            ISSUER            YES             FOR                  FOR

distributable profit for 2009 as specified

PROPOSAL #4.1: Re-elect Mr. Christoph Ammann as a              ISSUER            YES         AGAINST           AGAINST

Member of the Board of Directors

PROPOSAL #4.2: Re-elect Mr. Hubertus Heemskerk as a          ISSUER            YES         AGAINST           AGAINST

Member of the Board of Directors

PROPOSAL #4.3: Re-elect Mr. Sipko N. Schat as a                 ISSUER            YES         AGAINST           AGAINST

Member of the Board of Directors

PROPOSAL #5: Election of Ernst and Young AG, Basel as        ISSUER            YES             FOR                  FOR

 the Statutory and Group Auditors

PROPOSAL #6: Other business                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANKERS PETE LTD

  TICKER:                  N/A                 CUSIP:   066286303

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive the financial statements for         ISSUER             NO              N/A                  N/A

the FYE  31 DEC 2009, and the report of the Auditors

thereon

PROPOSAL #1: Approve to fix the number of Directors          ISSUER            YES             FOR                  FOR

of the Corporation at 7

PROPOSAL #2: Election of Abdel F.  Abby  Badwi, Eric         ISSUER            YES             FOR                  FOR

Brown, General Wesley Clark  retired , Robert Cross,

Jonathan Harris, Phillip Knoll, John B. Zaozirny as

the Directors for the ensuing year

PROPOSAL #3: Appointment of KPMG LLP, Chartered                 ISSUER            YES             FOR                  FOR

Accountants, as the Auditors of the Corporation to

hold office until the close of the next annual

meeting and authorize the Directors to fix their

PROPOSAL #4: Approve the Company's shareholders'                ISSUER            YES             FOR                  FOR

rights plan

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANQUE CANTONALE VAUDOISE, LAUSANNE

  TICKER:                  N/A                 CUSIP:   H0482P863

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the President's address                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the report of the general                 ISSUER            YES             FOR                  FOR

direction

PROPOSAL #3.: Approve the business report and the              ISSUER            YES             FOR                  FOR

annual accounts 2009 including the consolidated

financial statement of the Group BCV

PROPOSAL #4.: Grant discharge to the Members of the          ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #5.: Approve the appropriation of the                   ISSUER            YES             FOR                  FOR

balance result

PROPOSAL #6.: Statutory elections                                           ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Approve the nomination of the Auditors         ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Approve the statutory adaptations                  ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Miscellaneous                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANQUE NATIONALE DE BELGIQUE SA, BRUXELLES

  TICKER:                  N/A                 CUSIP:   B07694100

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Chairman                  ISSUER             NO              N/A                  N/A

PROPOSAL #2: Receive the report over the  financial          ISSUER             NO              N/A                  N/A

exercise

PROPOSAL #3.1: Approve the renomination of Mr. Rudy          ISSUER             NO              N/A                  N/A

De Leeuw as a Director

PROPOSAL #3.2: Approve the renomination  of Mr.                 ISSUER             NO              N/A                  N/A

Gerald Frere as a Director

PROPOSAL #3.3: Approve the renomination of Mrs.                 ISSUER             NO              N/A                  N/A

Martine Durez as a Director

PROPOSAL #3.4: Approve the renomination of Mr. Baron         ISSUER             NO              N/A                  N/A

Paul Buysse as a Deputy Director

PROPOSAL #3.5: Approve the renomination of Mr. Luc            ISSUER             NO              N/A                  N/A

Carsauw as a Deputy Director

PROPOSAL #3.6: Approve the renomination of Mr. Jean          ISSUER             NO              N/A                  N/A

Francois Cats as a Deputy Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANYAN TREE HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Y0703M104

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Director's report         ISSUER            YES             FOR                  FOR

and the audited accounts of the Company for the YE 31

 DEC 2009 and the Auditor's report thereon

PROPOSAL #2: Re-elect Mr. Ariel P. Vera as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation under Article 93 of

 the Company's Articles of Association

PROPOSAL #3: Re-elect Mr. Dilhan Pillay Sandrasegara         ISSUER            YES             FOR                  FOR

as a Director, who retires by rotation under Article

93 of the Company's Articles of Association

PROPOSAL #4: Re-appoint Mrs. Elizabeth Sam as a                 ISSUER            YES             FOR                  FOR

Director, pursuant to Section 153(6) of the Companies

 act, Chapter 50 of Singapore  Companies Act  to hold

 office from the date of this AGM until the next AGM

PROPOSAL #5: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

of SGD 234,000 for the FYE 31 DEC 2009

PROPOSAL #6: Re-appoint Messrs. Ernst & Young as                ISSUER            YES             FOR                  FOR

Auditors of the Company to hold office until the next

 AGM of the Company and authorize the Directors to

fix their remuneration

PROPOSAL #7.1: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, pursuant to Section 161 of the Companies Act

 to: i) issue ordinary shares in the capital of the

Company Shares  whether by way of rights, bonus or

otherwise; and/or ii) make or grant offers,

agreements or options  collectively, Instruments

that might or would require shares to be issued,

including but not limited to the creation and issue

of  as well as adjustments to  warrants, debentures

or other instruments convertible into shares, at any

time and upon such terms and conditions and for such

purposes and to such persons as the Directors may in

their absolute discretion deem fit; CONTD

PROPOSAL #7.2: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, without prejudice to the generality of and

pursuant and subject to the approval of the general

mandate to issue shares set out in Resolution 7.1, to

 issue shares other than on a pro rata basis to

shareholders of the Company, at a discount not

exceeding 20% to the weighted average price of the

shares for trades done on the SGX-ST for the full

market day on which the placement or subscription

agreement is signed or if not available, the weighted

 average price based on the trades done on the

preceding market day , at any time and upon such

PROPOSAL #7.3: Authorize the Directors to offer and          ISSUER            YES             FOR                  FOR

grant options in accordance with the provisions of

the Banyan Tree Share Option Scheme and/or grant

awards in accordance with the provisions of the

Banyan Tree Performance Share Plan together the Share

 Plans ; and to allot and issue from time to time

such number of Shares as may be required to be issued

 pursuant to the exercise of options under the Banyan

 Tree Share Option Scheme and/or such number of fully

 paid Shares as may be required to be issued pursuant

 to the vesting of awards under the Banyan Tree

Performance Share Plan, CONTD

PROPOSAL #8: Other business                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BANYAN TREE HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Y0703M104

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve, for the purposes of Chapter 9          ISSUER            YES             FOR                  FOR

of the Listing Manual of the Singapore Exchange

Securities Trading Limited [the SGX-ST], for the

Company, its subsidiaries and its associated

companies which are entities at risk as defined under

 Chapter 9, to enter into any of the transactions

falling within the types of interested person

transactions described in the Appendix to the

Circular to Shareholders dated 15 APR 2010 [the

Circular], with any person who falls within the

classes of interested persons described in the

Appendix to the Circular, provided that such

transactions are made on normal commercial terms and

are not prejudicial to the interests of the Company

and its minority shareholders and in accordance with

the review procedures for interested person

transactions as specified in the Appendix to the

PROPOSAL #2: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

for the purposes of the Companies Act, Chapter 50 of

Singapore [the Companies Act], to purchase or

otherwise acquire issued ordinary shares fully paid

in the capital of the Company the Shares] not

exceeding in aggregate the maximum limit [as

hereafter defined], at such price(s) as may be

determined by the Directors of the Company from time

to time up to the maximum price [as hereafter

defined], whether by way of: a) market purchase(s)

[each a Market Purchase] on the Singapore Exchange

Securities Trading Limited [SGX-ST]; and/or b) off-

market purchase(s) [each an Off-Market Purchase] in

accordance with any equal access scheme(s) as may be

determined or formulated by the Directors as they

consider fit, which scheme(s) shall satisfy all the

conditions prescribed by the Companies Act; Contd..

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BAOYE GROUP COMPANY LTD

  TICKER:                  N/A                 CUSIP:   Y0699H101

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board [Board]        ISSUER            YES             FOR                  FOR

 of Directors of the Company for the YE 31 DEC 2009

PROPOSAL #2.: Approve the report of the Supervisory          ISSUER            YES             FOR                  FOR

Committee of the Company for the YE 31 DEC 2009

PROPOSAL #3: Approve the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements of the Company and its

subsidiaries [Group] and the report of the Auditors

of the Company for the YE 31 DEC 2009

PROPOSAL #4: Authorize the Board to decide the                   ISSUER            YES             FOR                  FOR

matters relating to the payment of final dividend for

 the YE 31 DEC 2009

PROPOSAL #5.A: Re-appoint PricewaterhouseCoopers as          ISSUER            YES             FOR                  FOR

the Company's International Auditors and authorize

the Board to fix their remuneration

PROPOSAL #5.B: Re-appoint ShineWing CPAs as the                 ISSUER            YES             FOR                  FOR

Company's PRC statutory Auditors and authorize the

Board to fix their remuneration

PROPOSAL #6.A: Appointment of Mr. Wang Youqing as an         ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company and

 authorize the Board to fix his emoluments

PROPOSAL #6.B: Appointment of Mr. Yuan Ajin as a                ISSUER            YES             FOR                  FOR

Supervisor of the Company and authorize the Board to

fix his emoluments

PROPOSAL #7: Approve any motion proposed by any                 ISSUER            YES         AGAINST           AGAINST

shareholder of the Company holding 5% or more of the

shares with voting rights at such meeting, if any

PROPOSAL #S.8: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, pursuant to the rules [Listing Rules]

Governing the Listing of Securities on the Stock

Exchange of Hong Kong Limited [Stock Exchange] [as

the same may be amended from time to time] and the

Company Law of the PRC [PRC Company Law], to allot

and issue new shares and dispose outstanding shares

of the Company individually and collectively and to

determine the terms and conditions for the Directors

to exercise their allotment and issue of new shares

include, inter alia: i) the type and number of new

shares to be issued; ii) the issue price of the new

shares; iii) the date for the commencement and

closing of the issue; iv) the class and the number of

 new share to be issued to the existing shareholders;

 v) to make, execute or grant offer proposals,

agreements and options as may be necessary in the

exercise of such powers; vi) all other matters in

relation thereto; to make or grant offer proposals,

agreements and options as required or may be required

 in the exercise of such powers during the relevant

period or after the expiry of the relevant period;

the total nominal amount of overseas listed foreign

shares, domestic shares and non-H foreign shares

[other than those issued under the PRC Company Law

and the Articles of Association of the Company by the

 capitalization of the statutory capital reserve

fund] to be allotted shall not exceed 20% of such

class of the shares of the Company existing in issue;

  the Directors of the Company shall comply with the

PRC Company Law and the listing rules and obtain the

approval from the China Securities regulatory

Commission; for the purpose of this resolution:

[Authority expires the earlier of the conclusion of

the AGM of the Company or 12 months]; subject to the

approval by the relevant authorities of the PRC and

pursuant to the PRC Company Law, to increase the

registered capital of the Company to the required

amount respectively and attend to the relevant

registration procedures with the relevant authorities

 in the PRC, Hong Kong or such other relevant place;

and, subject to the approval by the relevant

authorities of the PRC, to make appropriate and

necessary amendments to the Articles of Association

of the Company, so as to reflect the changes in the

capital of the Company that may have arisen under

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BARCO NV, KORTRIJK

  TICKER:                  N/A                 CUSIP:   B0833F107

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation and discussion of the                ISSUER             NO              N/A                  N/A

annual report of the Board of Directors and the

report of the Statutory Auditor on (i) the annual

accounts of Barco NV and (ii) the consolidated annual

 accounts for the FY ending 31 DEC 2009

PROPOSAL #2.: Approve the annual accounts of Barco NV        ISSUER             NO              N/A                  N/A

 for the FY ending 31 DEC 2009, and the distribution

of the results and decides not to distribute a

PROPOSAL #3.: Presentation of the consolidated annual        ISSUER             NO              N/A                  N/A

 accounts for the FY ending 31 DEC 2009

PROPOSAL #4.: Grant discharge to each 1 of the                   ISSUER             NO              N/A                  N/A

Directors for the execution of their mandate during

the FY ending 31 DEC 2009

PROPOSAL #5.: Grant discharge to the Statutory                   ISSUER             NO              N/A                  N/A

Auditor for the execution of its mandate during the

FY ending 31 DEC 2009

PROPOSAL #6.a: Re-appointment of Mr. Herman Daems [19        ISSUER             NO              N/A                  N/A

 JUL1946] living at 3210 Linden, Kruisbooglaan 20 for

 a duration of 2 years as of the closing of this

general meeting until the closing of the AGM of 2012

PROPOSAL #6.b: Re-appointment of Mr. Eric Van Zele            ISSUER             NO              N/A                  N/A

[19 MAY 1948] living at 1560 Hoeilaart, Hertenlaan 9

for a duration of 4 years as of the closing of this

general meeting until the closing of the AGM of 2014

PROPOSAL #6.c: Re-appointment the Independent                     ISSUER             NO              N/A                  N/A

Director pursuant to Article 524 Section 4 of the

Belgian Code of Companies for a duration of 4 years

as of the closing of this AGM until the closing of

the AGM of 2014 of BVBA Praksis, Company Registry

Leuven, Enterprise Registry number 0451.476.206, with

 registered office at 2970 Schilde, De Goudvink 29,

permanently represented by Dr. Bruno Holthof [10

JUL1961] living at 2970 Schilde, De Goudvink 29

PROPOSAL #6.d: Re-appointment the Independent                     ISSUER             NO              N/A                  N/A

Director pursuant to Article 524 Section 4 of the

Belgian Code of Companies for a duration of 4 years

as of the closing of this AGM until the closing of

the AGM of 2014 of Lumis NV, Company Registry Leuven,

 Enterprise Registry number 0960.868.466, with

registered office at 3212 Pellenberg, Slijkstraat 67,

 permanently represented by Mr. Luc Missorten [24 JUN

 1955] living at 3212 Pellenberg, Slijkstraat 67

PROPOSAL #6.e: Appointment for a duration of 2 years         ISSUER             NO              N/A                  N/A

as of the closing of this AGM until the closing of

the AGM of 2012 of Marc Ooms BVBA, Company Registry

Gent, Enterprise Registry number 0478 085 581, with

registered office at 9000 Gent, Hofbouwlaan, 3,

permanently represented by Mr. Marc Ooms [18 NOV

1951] living at 1050 Brussel, Emile Duraylaan 58

PROPOSAL #6.f: Re-appointment of Mr. Marc Vercruysse         ISSUER             NO              N/A                  N/A

[11 MAR 1959] living at 2530 Boechout,

Appelkantstraat 101Afor a duration of 2 years as of

the closing of this general meeting until the closing

 of the AGM of 2012

PROPOSAL #6.g: Approve, pursuant to Article 17 of the        ISSUER             NO              N/A                  N/A

 by-laws the general meeting sets the aggregate

annual remuneration of the entire Board of Directors

at EUR 1.865.000 for the year 2010, which amount

shall be apportioned amongst the members of the Board

 according to the internal rules

PROPOSAL #7.: Presentation and discussion on                       ISSUER             NO              N/A                  N/A

Corporate Governance at Barco, including a report on

the remuneration policy

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BARCO NV, KORTRIJK

  TICKER:                  N/A                 CUSIP:   B0833F107

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.a: Receive the report of the Board of              ISSUER             NO              N/A                  N/A

Directors in implementation of Article 604 of the

Code on Companies (i) in which the board explains in

which special circumstances it may use the authorized

 capital and which are the objectives thereby being

pursued; (ii) in which the board of directors

explains the special circumstances and which are the

objectives thereby being pursued when making the

request for renewal of the authorization for use the

authorized capital, albeit under the conditions and

within the limits set forth in the Code on Companies,

 after the date of receipt of a notice from the

Banking, Finance and Insurance Commissions that it

has been advised of a public take-over bid on the

PROPOSAL #1.b: Receive the report of the Board of              ISSUER             NO              N/A                  N/A

Directors in implementation of Article 583 of the

Code on Companies in which the Board provides a

circumstantial justification for the contemplated

issue of warrants (stock-options) (i) Options Barco

03-Personnel Belgium 2010; (ii) Options Barco 03-

Personnel Foreign Countries 2010; and (iii) Options

Barco 03-Executive Managers 2010

PROPOSAL #1.c: Receive the report of the Board of              ISSUER             NO              N/A                  N/A

Directors in implementation of Articles 596 and 598

of the Code on Companies related to the cancellation

of the preference right of the current holders of

shares, bonds and warrants in connection with the

contemplated issue of warrants (stock-options) (i)

Options Barco 03-Personnel Belgium 2010; (ii) Options

 Barco 03-Personnel Foreign Countries 2010; and (iii)

 Options Barco 03-Executive Managers 2010

PROPOSAL #1.d: Receive the report of the statutory            ISSUER             NO              N/A                  N/A

Auditor of the Company in implementation of the

Articles 596 and 598 of the Code on Companies

PROPOSAL #2.: Authorize the Board of Directors to              ISSUER             NO              N/A                  N/A

increase the capital in one or several times with a

maximum amount of EUR 26.600.000 during a period of 5

 years from the publication of the decision made by

the EGM related thereto in the annexes to the Belgian

 Official Journal (Belgisch Staatsblad/Moniteur

Belge), and accordingly to replace in Article 6 :

authorized capital of the Articles of Association the

 second existing sentence by the following sentence:

the Board of Directors can exercise this

authorization during a 5 years period from the

publication in the annexes to the Belgian Official

Journal (Belgisch Staatsblad/Moniteur belge) of the

decision of the EGM that has decided to grant the

PROPOSAL #3.: Authorize the Board of Directors during        ISSUER             NO              N/A                  N/A

 a 3 years period from the publication of this

amendment of the Articles of Association in the

annexes to the Belgian Official Journal [Belgisch

Staatsblad/Moniteur belge), to use the authorized

capital under the conditions and within the limits

set forth in the Code on Companies, even after the

date of receipt of a notice from the Banking, Finance

 and Insurance Commissions that it has been advised

of a public take-over bid on the titles of the

Company, and to amend the third Paragraph of Article

6 : Authorized capital of the Articles of Association

 accordingly, as follows: the Board of Directors may

exercise this authorization during a period of three

years as from the publication in the annexes to the

Belgian Official Journal (Belgisch

Staatsblad/Moniteur belge) of the decision of the EGM

 that has decided to grant the authorization

PROPOSAL #4.: Authorize the Board of Directors to              ISSUER             NO              N/A                  N/A

acquire, in accordance with the provisions of Article

 620 of the Code on Companies, during a period of 5

years as from the publication of this amendment to

the Articles of Association in the annexes to the

Belgian Official Journal (Belgisch

Staatsblad/Moniteur belge), the maximum number of own

 shares or profit-sharing certificates as allowed by

the Code on companies, being 20% of the share

capital, for a price of at least EUR 1,00 and maximum

 equals the average closing price of the share over

the last 30 calendar days prior to the transaction,

increased by 10%, and furthermore, insofar as

necessary, the authorization to alienate own shares

by sale, exchange or at the stock market, at the same

 conditions as those set out for the acquisition of

own shares, and consequently replace in point 14.3 of

 Article 14 : Acquisition and alienation of own

shares the words April twenty-six two thousand and

seven by the date of the EGM that shall have decided

PROPOSAL #5.: Authorize the Board of Directors, to            ISSUER             NO              N/A                  N/A

the extent permitted by law, to acquire or transfer

own shares on the stock-exchange by means of sale,

acquisition or exchange by direct affiliate companies

 in which Barco owns the majority of the voting

rights, and this in accordance with the conditions

set out in the abovementioned authorization to

acquire and alienate own shares, being a price of at

least EUR 1,00 and maximum equals the average closing

 price of the share over the last 30 calendar days

prior to the transaction, increased by 10%

PROPOSAL #6.: Authorize the Board of Directors for            ISSUER             NO              N/A                  N/A

the acquisition and alienation of own shares shall

also be possible within the framework of warrant

(stock-option) plans in favor of members of the Board

 of Directors, and consequently point 14.1. of

Article 14 : Acquisition and alienation of own shares

 shall be supplemented with the following wording:

The board of directors has also been authorized to

acquire or alienate own shares of the company within

the framework of the obligations resulting from

warrant (stock-option) plans for employees or and/or

Members of the Board of Directors

PROPOSAL #7.1: Approve the stock-option plan in favor        ISSUER             NO              N/A                  N/A

 of the employees of the limited company Barco (the

company) and/or the Company's affiliated companies in

 Belgium, the countries of the European Union, Norway

 and Switzerland with the creation of 40.000 warrants

 (stock-options) which will be referred to as Options

 Barco 03 Personnel Belgium 2010 and each giving

right to acquire 1 existing share of the limited

liability Company, and to establish the terms and

conditions in accordance with the Stock-option Plan

Options Barco 03 personnel Belgium 2010 which will be

 sent free of charge together with the aforementioned

 reports to those (shareholders) who have complied

with the formalities required to participate to the

meeting and to the nominative shareholders, as

provided in the aforementioned Stock-option Plan

Options Barco 03 - Personnel Belgium 2010 each

warrant (stock-option) may be used to acquire1

existing share of the Company at a price equal to (a)

 the lower of (i) the average closing price of the

share as traded on the Euronext Brussels stock

exchange during 30 calendar days preceding the date

of the offer of the warrants (stock-options); or (ii)

 the final closing price of the share as traded on

the Euronext Brussels stock exchange on the last

trading day preceding the date of the offer of the

warrants (stock-options) (b) such exercise price as

applicable under the applicable legislation for

authorized stock-option plans, in the countries where

 the Plan is implemented, provided, however, that

such price shall match as closely as possible the

PROPOSAL #7.2: Approve to cancel the right of first          ISSUER             NO              N/A                  N/A

refusal of existing shareholders, bondholders and

holders of outstanding warrants (stock-options) in

favor of the employees of the limited company Barco

(the Company) and/or the company's Belgian affiliated

 companies who are nominated by the Company's Board

of Directors or the remuneration and nomination

committee as a beneficiary under the Stockoption Plan

 Options Barco 03 - Personnel Belgium 2010 the

Company's Board of Directors or the remuneration and

nomination committee will determine in accordance

with the terms of the Stock-option Plan Options Barco

 03 - Personnel Belgium 2010 the exercise price of

the warrants (stockoptions) Options Barco 03 -

Personnel Belgium 2010 which will be issued in the

future and will clearly specify the applicable

special conditions each semester the shareholders may

 review at the registered office of the Company

information on the number of warrants (stock-options)

 Options Barco 03 - Personnel Belgium 2010 which was

distributed, the average issuance price thereof and

the special conditions which may be applicable on

PROPOSAL #7.3: Authorize the Board of Directors to            ISSUER             NO              N/A                  N/A

implement the decisions taken, to determine the terms

 of implementation and, in general, to do everything

which is necessary for the implementation of the

Stock-option Plan Options Barco 03 - Personnel

Belgium 2010 authorization for each member of the

Board of Directors, acting alone, to convert, after

each period during which options are exercised, the

warrants (stock-options) in question in existing

shares of the company , to deliver the shares, to

receive the amounts due, to acknowledge receipt of

such amounts and to record all amounts due in the

PROPOSAL #7.4: Approve the extent required approval,         ISSUER             NO              N/A                  N/A

in implementation of Article 556 of the Code on

Companies, of the provisions of the Stock-option Plan

 Options Barco 03 - Personnel Belgium 2010, by virtue

 of which rights are granted which could have an

impact on the Company's assets or result in a debt or

 an obligation for the Company in case of a change of

 control over the Company

PROPOSAL #8.1: Approve a stock-option plan in favor          ISSUER             NO              N/A                  N/A

of the employees of the limited company Barco (the

Company) and/or the Company's foreign affiliated

companies other than those referred to in 7.1 above

with the creation of 40,000 warrants (stock-options)

which will be referred to as Options Barco 03 -

Personnel Foreign Countries 2010 and each giving

right to acquire one (1) existing share of the

limited liability Company, and to establish the terms

 and conditions in accordance with the Stock-option

Plan Options Barco 03 - Personnel Foreign Countries

2010 which will be sent free of charge together with

the aforementioned reports to those (shareholders)

who have complied with the formalities required to

participate to the meeting and to the nominative

shareholders. As provided in the aforementioned

Stock-option Plan Options Barco 03 - Personnel

Foreign Countries 2010 each warrant (stock-option)

may be used to acquire one (1) existing share of the

Company at a price equal to (a) the lower of (i) the

average closing price of the share as traded on the

Euronext Brussels stock exchange during 30 calendar

days preceding the date of the offer of the warrants

(stock-options); or (ii) the final closing price of

the share as traded on the Euronext Brussels stock

exchange on the last trading day preceding the date

of the offer of the warrants (stock-options); or (b)

such exercise price as applicable under the

applicable legislation for authorized stock-option

plans, in the countries where the Plan is

implemented, provided, however, that such price shall

 match as closely as possible the price applicable

PROPOSAL #8.2: Approve to cancel the right of first          ISSUER             NO              N/A                  N/A

refusal of existing shareholders, bondholders and

holders of outstanding warrants (stock-options) in

favor of the employees of the limited Company Barco

(the Company) and/or the Company's foreign affiliated

 Companies who are nominated by the Company's Board

of Directors or the remuneration and nomination

committee as a beneficiary under the Stockoption Plan

 Options Barco 03 Personnel Foreign Countries 2010

the Company's Board of Directors or the remuneration

and nomination committee will determine in accordance

 with the terms of the Stock-option Plan Options

Barco 03 - Personnel Foreign Countries 2010 the

exercise price of the warrants (stock-options)

Options Barco 03 - Personnel Foreign Countries 2010

which will be issued in the future and will clearly

specify the applicable special conditions each

semester the shareholders may review at the

registered office of the Company information on the

number of warrants (stock-options) Options Barco 03 -

 Personnel Foreign Countries 2010 which was

distributed, the average issuance price thereof and

the special conditions which may be applicable on

PROPOSAL #8.3: Authorize the Board of Directors to            ISSUER             NO              N/A                  N/A

implement the decisions taken, to determine the terms

 of implementation and, in general, to do everything

which is necessary for the implementation of the

Stock-option Plan Options Barco 03 - Personnel

Foreign Countries 2010 authorization for each member

of the Board of Directors, acting alone, to convert,

after each period during which options are exercised,

 the warrants (stock-options) in question in existing

 shares of the company , to deliver the shares, to

receive the amounts due, to acknowledge receipt of

such amounts and to record all amounts due in the

Company's accounts

PROPOSAL #8.4: Approve the extent required approval,         ISSUER             NO              N/A                  N/A

in implementation of Article 556 of the Code on

Companies, of the provisions of the Stock-option Plan

 Options Barco 03 - Personnel Foreign Countries 2010,

 by virtue of which rights are granted which could

have an impact on the Company's assets or result in a

 debt or an obligation for the Company in case of a

change of control over the Company

PROPOSAL #9.1: Approve a stock-option plan in favor          ISSUER             NO              N/A                  N/A

of the Executive Managers of the Company who are

nominated as beneficiary under the plan in question

with the creation of 20,000 warrants (stock-options)

which will be referred to as Options Barco 03 -

Executive Managers 2010 and each giving right to

acquire one (1) existing share of the limited

liability Company, and to establish the terms and

conditions in accordance with the Stock-option Plan

Options Barco 03   Executive Managers 2010 which will

 be sent free of charge together with the

aforementioned reports to those (shareholders) who

have complied with the formalities required to

participate to the meeting and to the nominative

shareholders. As provided in the aforementioned

Stock-option Plan Options Barco 03 - Executive

Managers 2010 each warrant (stock-option) may be used

 to acquire one (1) existing share of the Company at

a price equal to the lower of (x) the average closing

 price of the share as traded on the Euronext

Brussels stock exchange during 30 calendar days

preceding the date of the offer of the warrants

(stock-options); or (y) the final closing price of

the share as traded on the Euronext Brussels stock

exchange on the last trading day preceding the date

of the offer of the warrants (stock-options)

PROPOSAL #9.2: Approve to cancel the right of first          ISSUER             NO              N/A                  N/A

refusal of existing shareholders, bondholders and

holders of outstanding warrants (stock-options) in

connection with the contemplated issuance of warrants

 (stock-options) under the Stock-option Plan Options

Barco 03 - Executive Managers 2010 in favor of the

person who is entrusted with the assignment of Chief

Executive Officer (CEO) of the Company, being Mr.

Eric Van Zele and such for all warrants (stock-

options) which are created

PROPOSAL #9.3: Authorize the Board of Directors to            ISSUER             NO              N/A                  N/A

implement the decisions taken, to determine the terms

 of implementation and, in general, to do everything

which is necessary for the implementation of the

Stock-option Plan Options Barco 03 - Executive

Managers 2010 except for the Chief Executive Officer

(CEO) of the Company, authorization for each Member

of the Board of Directors, acting alone, to convert,

after each period during which options are exercised,

 the warrants (stock-options) in question in existing

 shares of the Company, to deliver the shares, to

receive the amounts due, to acknowledge receipt of

such amounts and to record all amounts due in the

PROPOSAL #9.4: Approve the extent required approval,         ISSUER             NO              N/A                  N/A

in implementation of Article 556 of the Code on

Companies, of the provisions of the Stock-option Plan

 Options Barco 03 - Executive Managers 2010, by

virtue of which rights are granted which could have

an impact on the Company's assets or result in a debt

 or an obligation for the Company in case of a change

 of control over the Company

PROPOSAL #10.: Authorize the Board of Directors and          ISSUER             NO              N/A                  N/A

the remuneration and nomination committee to offer

the warrants [stock options] referred to as Options

Barco 03 - Executive Managers 2010 to the Chief

Executive Officer (CEO) of Barco NV, whereby the

latter can accept the warrants (stock-options),

either in whole or in part, during a period which

shall be set by the Board of Directors of the Company

 or the remuneration and nomination committee,

provided however that such period may not exceed 30

PROPOSAL #11.: Approve the Article 9.5 of a credit            ISSUER             NO              N/A                  N/A

facility in the amount of 85.000.000 EUR granted on

08 JUL 2009 to Barco NV and Barco Coordination Center

 NV by the banks ABN Amro Bank NV, Dexia Bank Belgium

 NV, Fortis Bank NV/SA, ING Bank N.V. en KBC Bank NV,

 under the terms of which the aforementioned credit

providers can demand the immediate reimbursement of

all monies borrowed in case a party or a group of

parties, which are acting directly or indirectly in

concert, acquire through a public take-over bid the

majority of the of Barco NV's shares, and which

according to article 556b of the Code on Companies is

 subject to the approval of the general meeting of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BARCO NV, KORTRIJK

  TICKER:                  N/A                 CUSIP:   B0833F107

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: Report of the Board of Directors in              ISSUER             NO              N/A                  N/A

implementation of Article 604 of the Code on

Companies i) in which the Board explains in which

special circumstances it may use the authorized

capital and which are the objectives thereby being

pursued; ii) in which the Board of Directors explains

 the special circumstances and which are the

objectives thereby being pursued when making the

request for renewal of the authorization for use the

authorized capital, albeit under the conditions and

within the limits set forth in the Code on Companies,

 after the date of receipt of a notice from the

Banking, Finance and Insurance Commissions that it

has been advised of a public take-over bid on the

PROPOSAL #1B: Report of the Board of Directors in              ISSUER             NO              N/A                  N/A

implementation of Article 583 of the Code on

Companies in which the Board provides a

circumstantial justification for the contemplated

issue of warrants (stock-options) (i) Options Barco

03 - Personnel Belgium 2010; and (ii) Options Barco

03 - Personnel Foreign Countries 2010; and (iii)

Options Barco 03 - Executive Managers 2010

PROPOSAL #1C: Report of the Board of Directors in              ISSUER             NO              N/A                  N/A

implementation of Articles 596 and 598 of the Code on

 Companies related to the cancellation of the

preference right of the current holders of shares,

bonds and warrants in connection with the

contemplated issue of warrants (stock-options) (i)

Options Barco 03 - Personnel Belgium 2010; and (ii)

Options Barco 03 - Personnel Foreign Countries 2010;

and (iii) Options Barco 03 - Executive Managers 2010

PROPOSAL #1D: Report of the Statutory Auditor of the         ISSUER             NO              N/A                  N/A

Company in implementation of the Articles 596 and 598

 of the Code on Companies

PROPOSAL #2: Authorize the Board of Directors to                ISSUER             NO              N/A                  N/A

increase the capital in one or several times with a

maximum amount of  EUR 26.600.000 during a period of

five (5) years from the publication of the decision

made by the EGM related thereto in the annexes to the

 Belgian Official Journal (Belgisch Staatsblad /

Moniteur Belge), and accordingly to replace in

Article 6 : Authorized capital of the Articles of

association the second existing sentence by the

following sentence: the Board of Directors can

exercise this authorization during a 5 years period

from the publication in the annexes to the Belgian

Official Journal (Belgisch Staatsblad / Moniteur

belge) of the decision of the EGM that has decided to

 grant the authorization

PROPOSAL #3: Authorize the Board of Directors during         ISSUER             NO              N/A                  N/A

a 3 years period from the publication of this

amendment of the Articles of association in the

annexes to the Belgian Official Journal (Belgisch

Staatsblad / Moniteur belge), to use the authorized

capital under the conditions and within the limits

set forth in the Code on Companies, even after the

date of receipt of a notice from the Banking, Finance

 and Insurance Commissions that it has been advised

PROPOSAL #CONT: CONT public take-over bid on the                ISSUER             NO              N/A                  N/A

titles of the Company, and to amend the third

paragraph of Article 6 : Authorized capital of the

Articles of association accordingly, as follows: The

Board of Directors may exercise this authorization

during a period of three years as from the

publication in the annexes to the Belgian Official

Journal (Belgisch Staatsblad / Moniteur belge) of the

 decision of the EGM that has decided to grant the

PROPOSAL #4: Authorize the Board of Directors to                ISSUER             NO              N/A                  N/A

acquire, in accordance with the provisions of Article

 620 of the Code on companies, during a period of 5

years as from the publication of this amendment to

the Articles of association in the annexes to the

Belgian Official Journal (Belgisch Staatsblad /

Moniteur belge), the maximum number of own shares or

profit-sharing certificates as allowed by the Code on

 companies, being 20% of the share capital, for a

price of at least one EUR 1,00 and maximum equals the

 average closing price of the share over the last 30

calendar days CONT

PROPOSAL #CONT: CONT prior to the transaction,                   ISSUER             NO              N/A                  N/A

increased by 10%, and furthermore, to the extent

necessary, the authorization to alienate own shares

by sale, exchange or at the stock market, at the same

 conditions as those set out for the acquisition of

own shares, and consequently replace in point 14.3.

of Article 14 : Acquisition and alienation of own

shares the words 26 APR 2007 by the date of the EGM

that shall have decided to the renewal of the

PROPOSAL #5: Authorize the Board of Directors, to the        ISSUER             NO              N/A                  N/A

 extent permitted by law, to acquire or transfer own

shares on the stock-exchange by means of sale,

acquisition or exchange by direct affiliate companies

 in which Barco owns the majority of the voting

rights, and this in accordance with the conditions

set out in the abovementioned authorization to

acquire and alienate own shares, being a price of at

least EUR 1,00 and maximum equals the average closing

 price of the share over the last 30 calendar days

prior to the transaction, increased by 10%

PROPOSAL #6: Authorize the Board of Directors for the        ISSUER             NO              N/A                  N/A

 acquisition and alienation of own shares shall also

be possible within the framework of warrant (stock-

option) plans in favor of members of the Board of

Directors, and consequently point 14.1. of Article 14

 : Acquisition and alienation of own shares shall be

supplemented with the following wording to acquire or

 alienate own shares of the company within the

framework of the obligations resulting from warrant

(stock-option) plans for employees or and/or Members

of the Board of Directors

PROPOSAL #7.1: Approve the stock-option plan in favor        ISSUER             NO              N/A                  N/A

 of the employees of the limited company Barco (the

company) and/or the Company's affiliated companies in

 Belgium, the countries of the European Union, Norway

 and Switzerland with the creation of 40.000 warrants

 (stock-options) which will be referred to as Options

 Barco 03 Personnel Belgium 2010 and each giving

right to acquire 1 existing share of the limited

liability Company, and to establish the terms and

conditions in accordance with the Stock-option Plan

Options Barco 03 personnel Belgium 2010 which will be

 sent free of charge together with the aforementioned

 reports to those (shareholders) who have complied

with the formalities required to participate CONTD

PROPOSAL #CONTD: CONTD to the meeting and to the                ISSUER             NO              N/A                  N/A

nominative shareholders, as provided in the

aforementioned Stock-option Plan Options Barco 03 -

Personnel Belgium 2010 each warrant (stock-option)

may be used to acquire1 existing share of the Company

 at a price equal to (a) the lower of (i) the average

 closing price of the share as traded on the Euronext

 Brussels stock exchange during 30 calendar days

preceding the date of the offer of the warrants

(stock-options); or (ii) the final closing price of

the share as traded on the Euronext Brussels stock

PROPOSAL #CONTD: CONTD on the last trading day                   ISSUER             NO              N/A                  N/A

preceding the date of the offer of the warrants

(stock-options) (b) such exercise price as applicable

 under the applicable legislation for authorized

stock-option plans, in the countries where the Plan

is implemented, provided, however, that such price

shall match as closely as possible the price

applicable under the plan in question

PROPOSAL #7.2: Approve to cancel the right of first          ISSUER             NO              N/A                  N/A

refusal of existing shareholders, bondholders and

holders of outstanding warrants (stock-options) in

favor of the employees of the limited company Barco

(the Company) and/or the company's Belgian affiliated

 companies who are nominated by the Company's Board

of Directors or the remuneration and nomination

committee as a beneficiary under the Stockoption Plan

 Options Barco 03 - Personnel Belgium 2010 the

Company's Board of Directors or the remuneration and

nomination committee will determine in accordance

with the terms of the Stock-option Plan Options Barco

PROPOSAL #CONTD: CONTD 03 - Personnel Belgium 2010            ISSUER             NO              N/A                  N/A

the exercise price of the warrants (stockoptions)

Options Barco 03 - Personnel Belgium 2010 which will

be issued in the future and will clearly specify the

applicable special conditions each semester the

shareholders may review at the registered office of

the Company information on the number of warrants

(stock-options) Options Barco 03 - Personnel Belgium

2010 which was distributed, the average issuance

price thereof and the special conditions which may be

 applicable on such issued options

PROPOSAL #7.3: Authorize the Board of Directors to            ISSUER             NO              N/A                  N/A

implement the decisions taken, to determine the terms

 of implementation and, in general, to do everything

which is necessary for the implementation of the

Stock-option Plan Options Barco 03 - Personnel

Belgium 2010 authorize for each member of the Board

of Directors, acting alone, to convert, after each

period during which options are exercised, the

warrants (stock-options) in question in existing

shares of the company , to deliver the shares, to

receive the amounts due, to acknowledge receipt of

such amounts and to record all amounts due in the

PROPOSAL #7.4: Approve the extent required approval,         ISSUER             NO              N/A                  N/A

in implementation of Article 556 of the Code on

Companies, of the provisions of the Stock-option Plan

 Options Barco 03 - Personnel Belgium 2010, by virtue

 of which rights are granted which could have an

impact on the Company's assets or result in a debt or

 an obligation for the Company in case of a change of

 control over the Company

PROPOSAL #8.1: Approve a stock-option plan in favor          ISSUER             NO              N/A                  N/A

of the employees of the limited company Barco (the

Company) and/or the Company's foreign affiliated

companies other than those referred to in 7.1 above

with the creation of 40,000 warrants (stock-options)

which will be referred to as Options Barco 03 -

Personnel Foreign Countries 2010 and each giving

right to acquire one (1) existing share of the

limited liability Company, and to establish the terms

 and conditions in accordance with the Stock-option

Plan Options Barco 03 - Personnel Foreign Countries

2010 which will be sent free of charge together with

the aforementioned reports to those (shareholders)

PROPOSAL #CONTD: CONTD who have complied with the              ISSUER             NO              N/A                  N/A

formalities required to participate to the meeting

and to the nominative shareholders. As provided in

the aforementioned Stock-option Plan Options Barco 03

 - Personnel Foreign Countries 2010 each warrant

(stock-option) may be used to acquire one (1)

existing share of the Company at a price equal to (a)

 the lower of (i) the average closing price of the

share as traded on the Euronext Brussels stock

exchange during 30 calendar days preceding the date

of the offer of the warrants (stock-options); or (ii)

 the final closing price of the share as traded on

the Euronext Brussels stock exchange on the last

trading day preceding the date of the offer of the

warrants (stock-options); CONTD

PROPOSAL #CONTD: CONTD or (b) such exercise price as         ISSUER             NO              N/A                  N/A

applicable under the applicable legislation for

authorized stock-option plans, in the countries where

 the Plan is implemented, provided, however, that

such price shall match as closely as possible the

price applicable under the plan in question

PROPOSAL #8.2: Approve to cancel the right of first          ISSUER             NO              N/A                  N/A

refusal of existing shareholders, bondholders and

holders of outstanding warrants (stock-options) in

favor of the employees of the limited Company Barco

(the Company) and/or the Company's foreign affiliated

 Companies who are nominated by the Company's Board

of Directors or the remuneration and nomination

committee as a beneficiary under the Stockoption Plan

 Options Barco 03 Personnel Foreign Countries 2010

the Company's Board of Directors or the remuneration

and nomination committee will determine in accordance

 with the terms of the Stock-option Plan Options

PROPOSAL #CONTD: CONTD 03 - Personnel Foreign                     ISSUER             NO              N/A                  N/A

Countries 2010 the exercise price of the warrants

(stock-options) Options Barco 03 - Personnel Foreign

Countries 2010 which will be issued in the future and

 will clearly specify the applicable special

conditions each semester the shareholders may review

at the registered office of the Company information

on the number of warrants (stock-options) Options

Barco 03 - Personnel Foreign Countries 2010 which was

 distributed, the average issuance price thereof and

the special conditions which may be applicable on

such issued options

PROPOSAL #8.3: Authorize the Board of Directors to            ISSUER             NO              N/A                  N/A

implement the decisions taken, to determine the terms

 of implementation and, in general, to do everything

which is necessary for the implementation of the

Stock-option Plan Options Barco 03 - Personnel

Foreign Countries 2010 authorize the each member of

the Board of Directors, acting alone, to convert,

after each period during which options are exercised,

 the warrants (stock-options) in question in existing

 shares of the company , to deliver the shares, to

receive the amounts due, to acknowledge receipt of

such amounts and to record all amounts due in the

Company's accounts

PROPOSAL #8.4: Approve the extent required approval,         ISSUER             NO              N/A                  N/A

in implementation of Article 556 of the Code on

Companies, of the provisions of the Stock-option Plan

 Options Barco 03 - Personnel Foreign Countries 2010,

 by virtue of which rights are granted which could

have an impact on the Company's assets or result in a

 debt or an obligation for the Company in case of a

change of control over the Company

PROPOSAL #9.1: Approve a stock-option plan in favor          ISSUER             NO              N/A                  N/A

of the Executive Managers of the Company who are

nominated as beneficiary under the plan in question

with the creation of 20,000 warrants (stock-options)

which will be referred to as Options Barco 03 -

Executive Managers 2010 and each giving right to

acquire one (1) existing share of the limited

liability Company, and to establish the terms and

conditions in accordance with the Stock-option Plan

Options Barco 03 - Executive Managers 2010 which will

 be sent free of charge together with the

aforementioned reports to those (shareholders) who

have complied with the formalities required to

participate to the meeting and to the nominative

shareholders CONTD

PROPOSAL #CONTD: CONTD As provided in the                            ISSUER             NO              N/A                  N/A

aforementioned Stock-option Plan Options Barco 03 -

Executive Managers 2010 each warrant (stock-option)

may be used to acquire one (1) existing share of the

Company at a price equal to the lower of (x) the

average closing price of the share as traded on the

Euronext Brussels stock exchange during 30 calendar

days preceding the date of the offer of the warrants

(stock-options); or (y) the final closing price of

the share as traded on the Euronext Brussels stock

exchange on the last trading day preceding the date

of the offer of the warrants (stock-options)

PROPOSAL #9.2: Approve to cancel the right of first          ISSUER             NO              N/A                  N/A

refusal of existing shareholders, bondholders and

holders of outstanding warrants (stock-options) in

connection with the contemplated issuance of warrants

 (stock-options) under the Stock-option Plan Options

Barco 03 - Executive Managers 2010 in favor of the

person who is entrusted with the assignment of Chief

Executive Officer (CEO) of the Company, being Mr.

Eric Van Zele and such for all warrants (stock-

options) which are created

PROPOSAL #9.3: Authorize the Board of Directors to            ISSUER             NO              N/A                  N/A

implement the decisions taken, to determine the terms

 of implementation and, in general, to do everything

which is necessary for the implementation of the

Stock-option Plan Options Barco 03 - Executive

Managers 2010 except for the Chief Executive Officer

of the Company, authorization for each Member of the

Board of Directors, acting alone, to convert, after

each period during which options are exercised, the

warrants (stock-options) in question in existing

shares of the Company, to deliver the shares, to

receive the amounts due, to acknowledge receipt of

such amounts and to record all amounts due in the

PROPOSAL #9.4: Approve the extent required approval,         ISSUER             NO              N/A                  N/A

in implementation of Article 556 of the Code on

Companies, of the provisions of the Stock-option Plan

 Options Barco 03 - Executive Managers 2010, by

virtue of which rights are granted which could have

an impact on the Company's assets or result in a debt

 or an obligation for the Company in case of a change

 of control over the Company

PROPOSAL #10: Authorize the Board of Directors and            ISSUER             NO              N/A                  N/A

the remuneration and nomination committee to offer

the warrants  stock options  referred to as Options

Barco 03 - Executive Managers 2010 to the Chief

Executive Officer of Barco NV, whereby the latter can

 accept the warrants (stock-options), either in whole

 or in part, during a period which shall be set by

the Board of Directors of the Company or the

remuneration and nomination committee, provided

however that such period may not exceed 30 days

PROPOSAL #11: Approve the Article 9.5 of a credit              ISSUER             NO              N/A                  N/A

facility in the amount of 85.000.000 EUR granted on

08 JUL 2009 to Barco NV and Barco Coordination Center

 NV by the banks ABN Amro Bank NV, Dexia Bank Belgium

 NV, Fortis Bank NV/SA, ING Bank N.V. en KBC Bank NV,

 under the terms of which the aforementioned credit

providers can demand the immediate reimbursement of

all monies borrowed in case a party or a group of

parties, which are acting directly or indirectly in

concert, acquire through a public take-over bid the

majority of the of Barco NV's shares, and which

according to Article 556b of the Code on Companies is

 subject to the approval of the general meeting of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BARON DE LEY SA

  TICKER:                  N/A                 CUSIP:   E2231Q104

  MEETING DATE:      7/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the capital decrease by own              ISSUER            YES             FOR                  FOR

shares redemption, with modification Article 5 of the

 bylaws

PROPOSAL #2.: Authorize the Board of Directors for            ISSUER            YES         AGAINST           AGAINST

the derivative acquisition of the Company's own

shares by the Company itself and/or by its

PROPOSAL #3.: Authorize the Board of Directors, with         ISSUER            YES             FOR                  FOR

the express power of delegation, for a term of 5

years, of the power to issue bonds or simple

debentures and other fixed-income securities

PROPOSAL #4.: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Approve the minutes                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BARRATT DEVELOPMENTS PLC, NEWCASTLE UPON TYNE

  TICKER:                  N/A                 CUSIP:   G08288105

  MEETING DATE:      10/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Grant authority for the proposed                 ISSUER            YES         AGAINST           AGAINST

placing and rights issue and certain other capital

authorities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BARRATT DEVELOPMENTS PLC, NEWCASTLE UPON TYNE

  TICKER:                  N/A                 CUSIP:   G08288105

  MEETING DATE:      11/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the reports of the            ISSUER            YES             FOR                  FOR

Auditors and the Directors and the accounts for the

YE 30 JUN 2009

PROPOSAL #2.: Elect Mr. D. F. Thomas as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Elect Ms. T. E. Bamford as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Mr. M. S. Clare as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Mr. S. J. Boyes as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES             FOR                  FOR

 of the Company and authorize the Directors to fix

their remuneration

PROPOSAL #7.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the YE 30 JUN 2009

PROPOSAL #8.: Authorize the Company to make political        ISSUER            YES             FOR                  FOR

 donations and incur political expenditure

PROPOSAL #9.: Authorize the Board to allot shares and        ISSUER            YES         ABSTAIN           AGAINST

 grant subscription/conversion rights over shares

PROPOSAL #S.10: Authorize the Board to allot equity          ISSUER            YES         ABSTAIN           AGAINST

securities

PROPOSAL #S.11: Authorize the Board to make market            ISSUER            YES             FOR                  FOR

purchases of its Ordinary Shares

PROPOSAL #S.12: Authorize the Company to hold general        ISSUER            YES             FOR                  FOR

 meetings, other than an AGM, on not less than 14

clear days' notice

PROPOSAL #S.13: Adopt the amended form of the                     ISSUER            YES             FOR                  FOR

Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BARRY CALLEBAUT AG, ZUERICH

  TICKER:                  N/A                 CUSIP:   H05072105

  MEETING DATE:      12/8/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the presentation of the                     ISSUER            YES             FOR                  FOR

business report with annual report, annual accounts

and accounts of the Group (consolidated annual

accounts) as per 31 AUG 2009

PROPOSAL #2.: Approve the presentation of the reports        ISSUER            YES             FOR                  FOR

 of the Auditors and the Group Auditor as per 31 AUG

2009

PROPOSAL #3.1: Approve the annual and Group account          ISSUER            YES             FOR                  FOR

as of 31 AUG 2009

PROPOSAL #3.2: Approve the annual account as of 31            ISSUER            YES             FOR                  FOR

AUG 2009

PROPOSAL #4.1: Approve the appropriation of balance          ISSUER            YES             FOR                  FOR

profit

PROPOSAL #4.2: Approve the reduction of the share              ISSUER            YES             FOR                  FOR

capital by repayment of par value to the shareholders

PROPOSAL #5.: Approve to modify the By-Laws                        ISSUER            YES             FOR                  FOR

concerning the form of the shares

PROPOSAL #6.: Approve to modify the By-Laws                        ISSUER            YES             FOR                  FOR

concerning the Auditors

PROPOSAL #7.: Grant discharge to the Board of                     ISSUER            YES             FOR                  FOR

Directors and the management

PROPOSAL #8.: Re-elect the Board of Directors                      ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Re-elect the Auditors                                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BASILEA PHARMACEUTICA AG, BASEL

  TICKER:                  N/A                 CUSIP:   H05131109

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, financial            ISSUER            YES             FOR                  FOR

statements and consolidated financial statements 2009

PROPOSAL #2.: Approve the appropriation of the results      ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve to release of the Members of            ISSUER            YES             FOR                  FOR

the Board of Directors and of Management

PROPOSAL #4.a: Re-election of Mr. Werner Henrich                ISSUER            YES             FOR                  FOR

PROPOSAL #4.b: Re-election of Mr. Claude Schreiner             ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Election of the Statutory Auditors                ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers AG, Basel

PROPOSAL #6.: Approve to increase of the conditional         ISSUER            YES         AGAINST           AGAINST

share capital by 500,000 [Article 3a paragraph 1]

PROPOSAL #7.: Amend the change of Article 4 of the            ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #8.: Ad-hoc                                                                 ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BASLER KANTONALBANK, BASEL

  TICKER:                  N/A                 CUSIP:   H05172202

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Welcome by the Bank's President                      ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Receive the annual report 2009 and                ISSUER             NO              N/A                  N/A

perspective of 2010 presented in panel discussion

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BASSO INDUSTRY CORP

  TICKER:                  N/A                 CUSIP:   Y0718G100

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Report the 2009 business operations             ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: 2009 audited reports                                       ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Report the status of buyback treasury         ISSUER             NO              N/A                  N/A

stock

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

 include the 2009 consolidated financial statement of

 the Company

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.3 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BAUER AG, SCHROBENHAUSEN

  TICKER:                  N/A                 CUSIP:   D0639R105

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the reports

 pursuant to Sections 289(4) and 315(4) o f the

German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 33,019, 815.96 as

follows: Payment of a dividend of EUR 0.60 per share

EUR 5,000 ,000 shall be allocated to the revenue

reserves EUR 17,741,215.96 shall be carried forward

Ex-dividend and payable date: 25 JUN 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Approval of the remuneration system for        ISSUER            YES         AGAINST           AGAINST

 the Board of Managing Directors

PROPOSAL #6.: Appointment of the Auditor'S for the            ISSUER            YES             FOR                  FOR

2010 FY: PricewaterhouseCoopers AG, Stuttgart

PROPOSAL #7.: Authorization to acquire own shares the        ISSUER            YES             FOR                  FOR

 company shall be authorized to acquire own shares of

 up to 10 % of the share capital, at prices neither

more than 10 % above , nor more than 20 % below, the

market price of the shares, on or before 23 JUN 2015

the Board of Managing Directors shall be authorized

to use the shares for all legally permissible

purposes, especially to dispose of the shares in a

manner other than the stock exchange or a rights

offering if they are sold at a price no t materially

below their market price, to use the shares for

acquisition purposes, and to retire the shares

PROPOSAL #8.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association in connection with the Shareholder Rights

 Directive Imple mentation Law (ARUG) a) Section 3

shall be amended in respect of Company announcements

being published in the electronic Federal Gazette,

and of the transmission of notices pur suant to

Section 125 of the Stock C orporation Act by

electronic means b) Section 5(2)shall be amended in

respect of the Board of Managing Directoes Chairmans

vote being decisive in case of a tie c) Section 6(3)

shall be amended in respect of the Supervisory Board

being authorized to allow mem bers of the Board of

Managing Directors to represe nt the Company and

third parties si multaneously d) Section 9(2)shall b

e amended in respect of the Supervi sory Board having

 a quorum if at least half of the members take part i

 n voting e) Section 9(3)shall be am ended in respect

 of Supervisory Boa rd chairman being authorized to

allow voting by electronic means f)'S ection 11 shall

 be amended in respe ct of the appointment of the

manage ment of affiliated companies g) Section

15(2)shall be amended in resp ect of the shareholders

 meeting being announced at least 30 days in a

dvance, extended by the length of t he registration

period h) Section 15(3) shall be amended in respect

of the Board Managing Directors having the power to

allow the audiovisual transmission of the

shareholders meeting i) Sect ion 16 shall be amended

in respect of shareholders being entitled to

participate in the shareholders. mee ting if they

register with the comp any and provide evidence of

their shareholding by the sixth day prior to the

meeting, voting rights being exercisable by proxy j)

Section 1 8(4)shall be amended in respect of the

Board of Managing Directors having the power to allow

 absentee voting at the shar eholders meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BAVARIAN NORDIC AS, KVISTGAARD

  TICKER:                  N/A                 CUSIP:   K0834C111

  MEETING DATE:      12/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve that the current Article 5a of          ISSUER            YES         AGAINST           AGAINST

the Articles of Association, according to which the

Board of Directors is authorized to increase the

Company's share capital in the period until 30 JUN

2010, is replaced with an authorization for the

period until 30 JUN 2011; such authorization should

be granted in order to, in return, in full or in

part, for the issuing of new shares, gain

independence to execute the Company's activities

within biodefence and cancer; the Company has

explored available options for securing an optimum

financial position; subsequent to discussions with

selected shareholders, the Company has concluded a

rights issue to be the most suitable approach; the

Company expects proceeds from the rights issue in the

PROPOSAL #2: Amend the Article 8 of the Articles of          ISSUER            YES             FOR                  FOR

Association as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BAVARIAN NORDIC AS, KVISTGAARD

  TICKER:                  N/A                 CUSIP:   K0834C111

  MEETING DATE:      1/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Directors to              ISSUER            YES         AGAINST           AGAINST

increase the Company's share capital in the period

until 30 JUN 2010, is replaced with an authorization

for the period until 30 JUN 2011; and approve that

the current Article 5a is deleted and that the

specified authorization is adopted into the Company's

 Articles of Association as Article 5a, observing

Article 37 of the Danish Public Companies Act as

PROPOSAL #2.: Amend Article 8 of the Articles of                ISSUER            YES             FOR                  FOR

Association as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BAVARIAN NORDIC AS, KVISTGAARD

  TICKER:                  N/A                 CUSIP:   K0834C111

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: The Board of Directors' report on the            ISSUER             NO              N/A                  N/A

Company's activities in the past year

PROPOSAL #2: Approve the presentation of the annual          ISSUER            YES             FOR                  FOR

report for adoption

PROPOSAL #3: Approve the application of profit or              ISSUER            YES             FOR                  FOR

covering of loss pursuant to the Annual Report as

adopted

PROPOSAL #4: Grant discharge to the Grant discharge          ISSUER            YES             FOR                  FOR

to the Board of Directors and the Board of Management

 from their obligations

PROPOSAL #5.A: Re-elect Asger Aamund as a Member of          ISSUER            YES             FOR                  FOR

the Board of Directors

PROPOSAL #5.B: Re-elect Claus Br strup as a Member of        ISSUER            YES             FOR                  FOR

 the Board of Directors

PROPOSAL #5.C: Re-elect Erling Johansen as a Member          ISSUER            YES             FOR                  FOR

of the Board of Directors

PROPOSAL #5.D: Re-elect Gerard van Odijk as a Member         ISSUER            YES             FOR                  FOR

of the Board of Directors

PROPOSAL #5.E: Election of Anders Gersel Pedersen as         ISSUER            YES             FOR                  FOR

a Member of the Board of Directors

PROPOSAL #5.F: Election of Erik G. Hansen as a Member        ISSUER            YES             FOR                  FOR

 of the Board of Directors

PROPOSAL #6: Re-elect Deloitte Statsautoriseret                 ISSUER            YES         AGAINST           AGAINST

Revisionsaktieselskab as the Auditor

PROPOSAL #7.A: Amend the Articles 2, 5a, 5f and 17a,         ISSUER            YES             FOR                  FOR

10 second paragraph, third paragraph, fourth

paragraph, sixth paragraph, 11  first paragraph,

third paragraph , 12, last paragraph, 13, 14 last

paragraph, 15 and 16 of the Articles of Association

in consequence of the new Danish Companies Act as

specified

PROPOSAL #7.B: Approve the introduction of a new                ISSUER            YES         AGAINST           AGAINST

Article 5b authorizing the Board of Directors to

issue warrants as specified

PROPOSAL #7.C: Approve the cancellation of Article 5e        ISSUER            YES             FOR                  FOR

 of the Articles of Association as specified

PROPOSAL #7.D: Approve the cancellation of the quorum        ISSUER            YES             FOR                  FOR

 requirement in Article 16 of the Articles of

Association as specified

PROPOSAL #8: Any other business                                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BAVARIAN NORDIC AS, KVISTGAARD

  TICKER:                  N/A                 CUSIP:   K0834C111

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.a: Amend the Articles of Association in          ISSUER            YES             FOR                  FOR

consequence of the new Danish Companies Act, as

specified

PROPOSAL #1.b: Approve the introduction of a new                ISSUER            YES             FOR                  FOR

Article 5b authorizing the Board of Directors to

issue warrants, which entitles the holders to

subscribe for shares of an aggregated nominal value

of up to DKK 4,000,000, hereof up to nominal DKK

300,000 to the Board of Directors, as specified

PROPOSAL #1.c: Approve the cancellation of Article 5e        ISSUER            YES             FOR                  FOR

 of the Articles of Association, as specified

PROPOSAL #1.d: Approve the cancellation of the quorum        ISSUER            YES             FOR                  FOR

 requirement in Article 16 of the Articles of

Association, as specified

PROPOSAL #2.: Authorize the Company, during the                 ISSUER            YES             FOR                  FOR

period until the next AGM to purchase its own shares

of up to a total nominal value of 10% of the

Company's share capital; the payment must not differ

by more than 10% from the bid price quoted on NASDAQ

OMX Copenhagen A/S at the time of the purchase

PROPOSAL #3.: Any other business                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BAWANG INTERNATIONAL (GROUP) HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G09038103

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 and the reports of the Directors and the Auditor for

 the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Declare a special dividend                                ISSUER            YES             FOR                  FOR

PROPOSAL #4.A: Re-election of Ms. WAN Yuhua as an              ISSUER            YES             FOR                  FOR

Executive Director and authorize the Board of

Directors to determine his remuneration

PROPOSAL #4.B: Re-election of Mr. SHEN Xiaodi as an          ISSUER            YES             FOR                  FOR

Executive Director and authorize the Board of

Directors to determine his remuneration

PROPOSAL #4.C: Re-election of Mr. WONG Sin Yung as an        ISSUER            YES             FOR                  FOR

 Executive Director and authorize the Board of

Directors to determine his remuneration

PROPOSAL #4.D: Re-election of Ms. GUO Jing as a Non-         ISSUER            YES             FOR                  FOR

Executive Director and authorize the Board of

Directors to determine his remuneration

PROPOSAL #4.E: Re-election of Mr. NGAI Wai Fung as an        ISSUER            YES             FOR                  FOR

 Independent Non-Executive Director and authorize the

 Board of Directors to determine his remuneration

PROPOSAL #4.F: Re-election of Mr. LI Bida as an                 ISSUER            YES             FOR                  FOR

Independent Non-Executive Director and authorize the

Board of Directors to determine his remuneration

PROPOSAL #4.G: Re-election of Mr. CHEN Kaizhi as an          ISSUER            YES             FOR                  FOR

Independent Non-Executive Director and authorize the

Board of Directors to determine his remuneration

PROPOSAL #5: Re-appoint KPMG as the Auditors and                ISSUER            YES             FOR                  FOR

authorize the Board of Directors to determine their

remuneration

PROPOSAL #6.A: Authorize the Directors to issue                 ISSUER            YES             FOR                  FOR

shares not exceeding 20% of the aggregate nominal

amount of the issued share capital under the Ordinary

 Resolution 6A of the notice of AGM

PROPOSAL #6.B: Authorize the Directors to repurchase         ISSUER            YES             FOR                  FOR

shares not exceeding 10% of the aggregate nominal

amount of the issued share capital under the Ordinary

 Resolution 6B of the notice of AGM

PROPOSAL #7: Approve to extend the general mandate to        ISSUER            YES             FOR                  FOR

 issue shares by the addition thereto the shares

repurchased by the Company under the Ordinary

Resolution 7 of the notice of AGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BAYWA BAYERISCHE WARENVERMITTLUNG LANDWIRTSCHAFTLI

  TICKER:                  N/A                 CUSIP:   D08232114

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the report

pursuant to Sections 289(4) and 315(4) of the German

Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 23,379, 533.31 as

follows: Payment of a dividend of EUR 0.40 per no-par

 share EUR 12,791,908.51 shall be carried forward Ex-

dividend and payable date

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Resolution on the creation of                        ISSUER            YES         AGAINST           AGAINST

authorized capital and the corresponding amendment to

 the Articles of Association the Board of Managing

Directors shall be authorized, with the consent of

the Supervisory Board, to increase the share capital

by up to EUR 5,000,000 through the issue of new

registered no-par shares with limited transferability

 against contributions in cash, on or before 31 MAY

2015 (authorized capital 2010)Shareholders

subscription rights shall be excluded

PROPOSAL #6.: Approval of the new compensation system        ISSUER            YES         AGAINST           AGAINST

 for the Board of Managing Directors, to be found on

the Company's website

PROPOSAL #7.: Resolution on an adjustment of the                ISSUER            YES             FOR                  FOR

remuneration of the Supervisory Board and the

corresponding amendment to the Articles of

Association as of 01 JAN 2010, each member of the

Supervisory Board shall receive a fixed annual

remuneration of EUR 10,000 and a variable

remuneration of EUR 250 for every EUR 0.01 dividend

per share in excess of EUR 0.10 the Chairman of the

Supervisory Board shall receive three times, and the

Deputy Chairman twice, these amounts in addition,

Supervisory Board Members who are also members of a

Committee shall receive a fixed annual remuneration

of EUR 2,500 Committee Chairmen shall receive three

PROPOSAL #8.: Revision of the Articles of Association        ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Resolution on the non-disclosure of the        ISSUER            YES         AGAINST           AGAINST

 individual remuneration f or the members of the

Board of Managing Directors for the current FY and

the four subsequent FYs

PROPOSAL #10.: Appointment of the Auditors for the            ISSUER            YES             FOR                  FOR

2010 FY: Deloitte + Touche GmbH, Munich

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BBA AVIATION PLC

  TICKER:                  N/A                 CUSIP:   G08932165

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the 2009 report and            ISSUER            YES             FOR                  FOR

accounts

PROPOSAL #2: Re-elect Mark Harper as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #3: Re-elect Michael Harper as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-elect Nick Land as a Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Simon Pryce as a Director                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Re-elect Peter Ratcliffe as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-elect Hansel Tookes as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #8: Re-appoint Deloitte LLP as the Auditors         ISSUER            YES             FOR                  FOR

PROPOSAL #9: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

Auditors' remuneration

PROPOSAL #10: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #11: Authorize the Directors to allot                   ISSUER            YES             FOR                  FOR

relevant securities

PROPOSAL #S.12: Approve the disapplication of pre-             ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #S.13: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases of ordinary shares

PROPOSAL #14: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report

PROPOSAL #S.15: Approve notice period for certain              ISSUER            YES             FOR                  FOR

general meetings

PROPOSAL #S.16: Approve the new Articles of                        ISSUER            YES             FOR                  FOR

Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEACH PETROLEUM LTD, ADELAIDE SA

  TICKER:                  N/A                 CUSIP:   Q13921103

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

FYE 30 JUN 2009

PROPOSAL #2.: Re-elect Mr. Robert Michael Kennedy as         ISSUER            YES             FOR                  FOR

a Director of Beach, who retires by rotation pursuant

 to the Constitution of Beach

PROPOSAL #3.: Re-elect Mr. Glenn Stuart Davis as a            ISSUER            YES             FOR                  FOR

Director of Beach, who retires by rotation pursuant

to the Constitution of Beach

PROPOSAL #S.4: Approve to change the name of the                ISSUER            YES             FOR                  FOR

Company to Beach Energy Limited

PROPOSAL #5.: Approve, the issue of securities in              ISSUER            YES             FOR                  FOR

Beach to participants under Beach's Employee

Incentive Plan the principal terms of which are as

specified, for all purposes including for the purpose

 of Listing Rule 7.2 Exception 9 [as an exception to

Listing Rule 7.1] during the 3 year period commencing

PROPOSAL #6.: Approve, the issue of securities in              ISSUER            YES             FOR                  FOR

Beach to participants under Beach's Executive Long

Term Incentive Plan, the principal terms of which are

 as specified, for all the purposes including for the

 purpose of Listing Rule 7.2 Exception 9 [as an

exception to Listing Rule 7.1] during the 3 year

period commencing on 26 NOV 2009

PROPOSAL #S.7: Approve, that Clause 6.4 of Beach's            ISSUER            YES             FOR                  FOR

Constitution is reinstated in the Constitution for a

further 3 years after the date of this AGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEAZLEY PLC, ST. HELIER

  TICKER:                  N/A                 CUSIP:   G1143Q101

  MEETING DATE:      11/6/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to change the performance                 ISSUER            YES         AGAINST           AGAINST

conditions and the individual award limits of the

Beazley Plc Long Term Incentive Plan 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEAZLEY PLC, ST. HELIER

  TICKER:                  N/A                 CUSIP:   G1143Q101

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts for the financial          ISSUER            YES         AGAINST           AGAINST

period ended 31 DEC 2009, together with the

Director's report and Auditor's report thereon

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the financial period ended 31 DEC 2009

PROPOSAL #3: Re-election of Martin Bride as a                     ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #4: Re-election of George Blunden as a                 ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #5: Re-election of Vincent Sheridan as a              ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #6: Re-election of Jonathan Gray as a                   ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #7: Re-election of Gordon Hamilton as a                ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #8: Re-election of Dan Jones as a Director          ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #9: Re-appointment of KPMG Audit PLC as                ISSUER            YES         AGAINST           AGAINST

Auditors of the Company

PROPOSAL #10: Authorize the Directors to agree the            ISSUER            YES         AGAINST           AGAINST

Auditors' remuneration

PROPOSAL #11: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #S.12: Approve to disapply pre-emption rights      ISSUER            YES             FOR                  FOR

PROPOSAL #S.13: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases of ordinary shares

PROPOSAL #S.14: Approve to allow the Company to hold         ISSUER            YES             FOR                  FOR

general meetings  other than annual general meetings

 on 14 clear day's notice

PROPOSAL #S.15: Amend the Articles of Association               ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BECHTLE AG, GAILDORF

  TICKER:                  N/A                 CUSIP:   D0873U103

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the reports

 pursuant to Sections 289(4) and 315(4) of the German

 Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 12,600 ,000 as follows:

payment of a dividend of EUR 0.60 per no-par share

Ex-dividend and payable date: 17 JUN 2010

PROPOSAL #3.: Ratify the acts of the Board of                     ISSUER            YES             FOR                  FOR

Managing Directors

PROPOSAL #4.: Ratify the acts of the Supervisory Board      ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Authorization to acquire own shares the        ISSUER            YES             FOR                  FOR

 Company shall be authorized to acquire own shares of

 up to 10% of its share capital, at price'S not

deviating more than 10% from the market price of the

shares, on or before 15 JUN 2015 the Board of

Managing Directors shall be authorized to use the

shares for all legally permissible purposes,

especially to use the shares for acquisition

purposes, to retire the shares, and to offer the

shares to employees of the Company and its affiliates

PROPOSAL #6.: Resolution on the non-disclosure of the        ISSUER            YES         AGAINST           AGAINST

 individual remuneration for the members of the Board

 of Managing Directors for the 2010 to 2014 financial

 years

PROPOSAL #7.: Amendment to Section 11 of the Articles        ISSUER            YES             FOR                  FOR

 of Association in respect of the remuneration for

the Supervisory Board being adjusted each Member of

the Supervisory Board shall receive a fixed annual

remuneration of EUR 25,000 [the Chairman of the

Supervisory Board shall receive twice, and the Deputy

 Chairman one and a half times this amount] and an

attendance of EUR 750 per Board meeting, further

more, a committee member shall receive, in addition,

EUR 6,500 for Membership in a committee [a committee

Chairman EUR 9,750] and an attendance of EUR 500 per

committee meeting

PROPOSAL #8.: Approval of the control and profit                ISSUER            YES             FOR                  FOR

transfer agreement with the Company's wholly-owned

subsidiary, Bechtle Managed Services AG

PROPOSAL #9.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: Ernst + Young GmbH, Heilbronn

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEFIMMO SICAFI SCA, BRUXELLES

  TICKER:                  N/A                 CUSIP:   B09186105

  MEETING DATE:      12/15/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' report                         ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Receive the Auditors' report                           ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Receive the consolidated financial                ISSUER             NO              N/A                  N/A

statements and the statutory reports

PROPOSAL #4.: Approve the financial statements,                 ISSUER             NO              N/A                  N/A

allocation of income, and dividend of EUR 1.0471 per

share

PROPOSAL #5.: Grant discharge to the Directors                    ISSUER             NO              N/A                  N/A

PROPOSAL #6.: Grant discharge to the Auditors                      ISSUER             NO              N/A                  N/A

PROPOSAL #7.1: Approve the change of Control Clause          ISSUER             NO              N/A                  N/A

regarding: ISDA 2002 Master Agreement with ING

Belgium NV

PROPOSAL #7.2: Approve the change of Control Clause          ISSUER             NO              N/A                  N/A

regarding: ISDA 2002 Master Agreement with Dexia Bank

 Belgium NV

PROPOSAL #8.: Transact other business                                    ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEIJING CAPITAL LAND LTD

  TICKER:                  N/A                 CUSIP:   Y0771C103

  MEETING DATE:      9/25/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve in respect of the A Share                ISSUER            YES             FOR                  FOR

Issue in the PRC, and shall be implemented and listed

 on the Shanghai Stock Exchange upon the approval of

all relevant PRC authorities is obtained and subject

to the following conditions and terms: [1] Type of

securities to be issued: RMB denominated ordinary

shares; [2] Nominal value: RMB 1.00 each; [3] Number

of A Shares to be issued: up to 1.4 billion A Shares;

 [4] Target subscribers: [i] subject to the passing

of special resolution number 2, not more than 320

million new A Shares to the Capital Group through the

 Private Placing Arrangement at the same issue price

as the A Shares to be issued to the other investors

pursuant to the A Share Issue, upon completion of the

 A Share Issue, the Capital Group will hold in

aggregate not less than 30% direct and indirect

interest in the Company, the actual number of new A

Shares subscribed by the Capital Group will be

adjusted with reference to the total number of A

Shares to be issued, the adjustment will be made

within the range of the Capital Group holding in

aggregate not less than 30% direct and indirect

interest in the Company and not more than 320 million

 new A Shares and the basis of adjustment will be

determined by the Board with reference to the actual

circumstances, in any event, such adjustment will not

 affect the prescribed minimum percentage of public

float of the Company as required by the Listing

Rules; [ii] placement to institutional investors

through offline offering [except for those prohibited

 by PRC laws and regulations]; and [iii] public

offering to natural persons, legal persons,

securities investment funds and other qualified

investors who maintain online securities accounts

with the Shanghai Branch of the China Securities

Depository and Clearing Corporation Limited; [5]

Determination of Issue Price: the issue price of A

Shares will be determined on the basis of market

conditions and the price of the H Shares of the

Company and the conditions prevailing in the PRC

securities market at the time of the A Share Issue by

 way of customary market consultation and in

accordance with the relevant requirements under the

Administrative Measures on the Offering and

Underwriting of Securities issued by the CSRC and

other relevant PRC Regulations; as required by the

relevant PRC rules and regulations, including the

Administrative Measures on the Offering and

Underwriting of Securities issued by the CSRC and in

line with market practice, the price consultation

will be undertaken with not less than 50 qualified

price consultation participants [subject to any

changes in the relevant PRC rules and regulations] or

 in accordance with such other regulations applicable

 at the material time upon obtaining approvals from

[i] the Shareholders at the Class Meetings and EGM;

and [ii] the CSRC and other relevant authorities by

the Company for the A Share Issue; the issue price

shall not be less than the net asset value of each

Share as disclosed in the latest audited accounts of

PROPOSAL #S.2: Approve, that subject to the passing          ISSUER            YES             FOR                  FOR

of special resolution number 1, the issue of up to

320 million new A Shares to the Capital Group

pursuant to the A Share Issue and upon completion of

the A Share Issue, the Capital Group will hold in

aggregate not less than 30% direct and indirect

interest in the Company, and authorize the Board to

determine the actual number of new A Shares to be

issued to the Capital Group with reference to the

total number of A Shares to be issued

PROPOSAL #S.3.a: Amend the Articles and the Articles         ISSUER            YES             FOR                  FOR

[Draft] made in compliance with the PRC Company Law

and other relevant rules and regulations, the

amendments are made pursuant to the changes in the

PRC Company Law and business registration particulars

 of the Company, as specified

PROPOSAL #S.3.b: Authorize any one of the executive          ISSUER            YES             FOR                  FOR

Directors to act on behalf of the Company for the

application, approval, registration, filing and other

 related matters in respect of the amendments and

alteration of the Articles and the Articles [Draft]

PROPOSAL #S.4.a: Amend the Articles [Draft] made in          ISSUER            YES             FOR                  FOR

compliance with the PRC Company Law and other

relevant rules and regulations, the amendments are

made pursuant to the changes in the Rules Governing

the Listing of Stocks on Shanghai Stock Exchange and

other relevant rules and regulations, as specified

PROPOSAL #S.4.b: Authorize any one of the Executive          ISSUER            YES             FOR                  FOR

Directors to act on behalf of the Company for the

application, approval, registration, filing and other

 related matters in respect of the amendments and

alteration of the Articles [Draft]

PROPOSAL #S.5.a: Amend the rules and procedures of            ISSUER            YES             FOR                  FOR

Shareholders' general meeting [draft] made in

compliance with the relevant PRC laws, rules and

regulations [if applicable], the amendments are made

pursuant to the changes in the Rules Governing the

Listing of Stocks on Shanghai Stock Exchange and

other relevant rules and regulations, as specified

PROPOSAL #S.5.b: Authorize any one of the Executive          ISSUER            YES             FOR                  FOR

Directors to act on behalf of the Company for, if

necessary, the application, approval, registration,

filing and other related matters in respect of the

amendments and alteration of the rules and procedures

 of Shareholders' general meeting [draft] [if

applicable]

PROPOSAL #S.6.a: Amend the rules and procedures of            ISSUER            YES             FOR                  FOR

the Board [draft] made in compliance with the

relevant PRC laws, rules and regulations [if

applicable], the amendments are made pursuant to the

changes in the Rules Governing the Listing of Stocks

on Shanghai Stock Exchange and other relevant rules

and regulations, as specified

PROPOSAL #S.6.b: Authorize any one of the Executive          ISSUER            YES             FOR                  FOR

Directors to act on behalf of the Company for, if

necessary, the application, approval, registration,

filing and other related matters in respect of the

amendments and alteration of the rules and procedures

 of the Board [draft] [if applicable]

PROPOSAL #7.a: Approve the utilization of proceeds            ISSUER            YES             FOR                  FOR

from the A Share Issue of the Company in the

following investment projects: [i] as to not more

than RMB 700 million for the development and

construction of Hujialou Commercial and Residential

Complex Project situated in Hujialou, Chaoyang

District, Beijing, PRC, which is planned to be used

for office, residential and commercial purposes; [ii]

 as to not more than RMB 450 million for the

development and construction of North Ring Centre

Project situated in Madian Bridge, Xi Cheng District,

 Beijing, PRC, which is planned to be used for office

 and residential purposes; [iii] as to not more than

RMB 700 million for the development and construction

of the Tianjin Banshan Renjia Phase II Project

situated in Tianjin, PRC, which is planned to be used

 for residential and ancillary commercial purposes;

[iv] as to not more than RMB 700 million for the

development and construction of the Tianjin Xi Qing

Number 105 Land Plot Project situated in Xi Qing

District, Tianjin, PRC, which is planned to be used

for residential and ancillary commercial purposes;

[v] as to not more than RMB 700 million for the

development and construction of the Tianjin Xi Qing

Number 106 Land Plot Project situated in Xi Qing

District, Tianjin, PRC, which is planned to be used

for residential and ancillary commercial purposes;

[vi] as to not more than RMB 700 million for the

development and construction of the Tianjin Shuang

Gang Xin Jia Yuan Number 121 Land Plot Phase I

Project situated in Jin Nan District, Tianjin, PRC,

which is planned to be used for residential and

ancillary commercial purposes; [vii] as to not more

than RMB 700 million for the development and

construction of the Tianjin Shuang Gang Xin Jia Yuan

Number 122 Land Plot Phase I Project situated in Jin

Nan District, Tianjin, PRC, which is planned to be

used for residential and ancillary commercial

purposes; [viii] as to not more than RMB 700 million

for the development and construction of the Tianjin

Hua Ming Project situated in Dong Li District,

Tianjin, PRC, which is planned to be used for

residential and ancillary commercial purposes; [ix]

as to not more than RMB 700 million for the

development and construction of the Chengdu First

City Project situated in Chenghua District, Chengdu,

PRC, which is planned to be used for residential and

ancillary commercial purposes; [x] as to not more

than RMB 700 million for the development and

construction of the Chengdu Chuan Shi Da Project

situated in Long Quan Yi District, Chengdu, PRC,

which is planned to be used for residential and

ancillary commercial purposes; [xi] as to not more

than RMB 700 million for the development and

construction of the Chengdu Beiquan Road Number 2

Project situated in Long Quan Yi District, Chengdu,

PRC, which is planned to be used for residential and

ancillary commercial purposes; [xii] as to not more

than RMB 700 million for the development and

PROPOSAL #7.b: Authorize the Board to make the                   ISSUER            YES             FOR                  FOR

necessary adjustments to the use of proceeds from the

 A Share Issue for the 14 projects mentioned in the

resolution 7[a] above, including but not limited to

selecting the investment projects, adjustment of the

amount and manner of investment for each project, and

 to execute all relevant agreements or documents for

the implementation of the projects

PROPOSAL #8.: Approve the method of allocation of the        ISSUER            YES             FOR                  FOR

 audited retained profits accumulated up to the

preceding FY of the Company prior to the completion

of the A Share Issue to the existing Shareholders

whose names appeared on the register of members of

the Company prior to the completion of the A Share

Issue, and allocation of the profit of the financial

year in which the A Share Issue is completed and

thereafter between the new Shareholders who have

subscribed A Shares under the A Share Issue and the

existing Shareholders and such resolution will be

valid for 12 months from the date of passing this

PROPOSAL #9.: Authorize the Board to implement and            ISSUER            YES             FOR                  FOR

deal with the A Share Issue, including but not

limited to the following: [1] pursuant to the passing

 of special resolution number 1 at the EGM, to agree

with the lead underwriter the time, price range,

final issue price, final offer size and other matters

 in relation to the A Share Issue in view of the

market condition; [2] to amend the Articles and/or

the Articles [Draft] [as the case may be] in such a

manner to reflect the new share capital and

shareholding structure of the Company after the A

Share Issue; and [3] to deal with other relevant

matters in relation to the A Share Issue; such

authorization will be valid for 12 months from the

PROPOSAL #10.a: Amend the connected transaction                 ISSUER            YES             FOR                  FOR

decision making system [draft] made in compliance

with the relevant PRC laws, rules and regulations [if

 applicable], the amendments are made pursuant to the

 changes in the Rules Governing the Listing of Stocks

 on Shanghai Stock Exchange and other relevant rules

and regulations, as specified

PROPOSAL #10.b: Authorize any one of the executive            ISSUER            YES             FOR                  FOR

Directors to act on behalf of the Company for, if

necessary, the application, approval, registration,

filing and other related matters in respect of the

amendments and alteration of the connected

transaction decision making system [draft] [if

PROPOSAL #11.a: Amend the proceeds administration              ISSUER            YES             FOR                  FOR

measures [draft] made in compliance with the relevant

 PRC laws, rules and regulations [if applicable], the

 amendments are made pursuant to the changes in the

Rules Governing the Listing of Stocks on Shanghai

Stock Exchange and other relevant rules and

regulations, as specified

PROPOSAL #11.b: Authorize any one of the executive            ISSUER            YES             FOR                  FOR

Directors to act on behalf of the Company for, if

necessary, the application, approval, registration,

filing and other related matters in respect of the

amendments and alteration of the proceeds

administration measures [draft] [if applicable]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEIJING CAPITAL LAND LTD

  TICKER:                  N/A                 CUSIP:   Y0771C103

  MEETING DATE:      9/25/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board [the Board] of              ISSUER            YES         AGAINST           AGAINST

Directors of the Company with general and

unconditional mandate to separately or concurrently

issue, allot and deal with additional H shares [the H

 Shares] and/or domestic shares [the Domestic Shares]

 in the share capital of the Company: Subject to

number 1[c] and number 1[d] herein and pursuant to

the listing rules of the relevant stock exchanges [as

 amended from time to time] and the PRC Company Law,

the exercise by the Board of all the powers granted

by the general and unconditional mandate to allot,

issue and deal with the shares of the Company during

the Relevant Period and to determine the terms and

conditions for the allotment and issue of new shares

including the following terms: [1] class and number

of new shares to be issued; [2] issue price of new

shares; [3] starting and closing dates for the issue;

 [4] class and number of new shares to be issued to

existing shareholders of the Company; and [5] making

or granting of offers, agreements and options which

might require the exercise of such powers; The

approval in number 1[a] herein shall authorize the

Board during the Relevant Period to make or grant

offers, agreements and options which would or might

require the exercise of such powers after the end of

the Relevant Period; The aggregate nominal amount of

new H Shares and new Domestic Shares allotted, issued

 and dealt with or agreed conditionally or

unconditionally to be allotted, issued and dealt with

 [whether pursuant to an option or otherwise] by the

Board pursuant to the approval in number 1[a] herein,

 otherwise than pursuant to the issue of shares by

conversion of the surplus reserve into share capital

in accordance with the PRC Company Law and the

articles of association of the Company [the

Articles], shall not exceed 20% of each of the

existing H Shares and Domestic Shares; In exercising

the powers granted under number 1[a] herein, the

Board shall comply with the listing rules of the

relevant stock exchanges [as amended from time to

time] and the PRC Company Law and shall obtain

approvals from the China Securities Regulatory

Commission and other relevant PRC authorities;

Subject to the approvals by the relevant PRC

authorities and upon the exercise of the powers

pursuant to number 1[a] herein in accordance with the

 PRC Company Law and other relevant laws and

regulations, authorize the Board to increase the

registered capital of the Company to the required

amount and to act on behalf of the Company in respect

 of matters relating to registration with the

relevant authorities in Hong Kong and the PRC and

other necessary procedures; authorize the Board to

sign the necessary documents, complete the necessary

formalities and take other necessary steps to

complete the allotment, issuance and listing of new

shares, provided that the same shall not violate the

relevant laws, administrative regulations, listing

rules of the relevant stock exchanges and the

Articles; Subject to the approvals by the relevant

PROPOSAL #2.: Approve the proposed amendments to the         ISSUER            YES             FOR                  FOR

Long Term Incentive Fund Scheme of the Company, as

specified

PROPOSAL #3.: Approve, pursuant to the passing of the        ISSUER            YES             FOR                  FOR

 ordinary resolution 2, the unallocated and

undistributed incentive funds for the years of 2007

and 2008 be and are hereby dealt with in accordance

with the amended Long Term Incentive Fund Scheme with

 the Board determining the implementation proposal of

 the incentive funds for the years of 2007 and 2008

including but not limited to authorizing a qualified

institutional investor to purchase Shares with the

entrusted incentive funds, and complete such

purchase, within 90 trading days from the date of the

 EGM in accordance with the amended Long Term

Incentive Fund Scheme

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEIJING CAPITAL LAND LTD

  TICKER:                  N/A                 CUSIP:   Y0771C103

  MEETING DATE:      9/25/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve the type of securities to be          ISSUER            YES             FOR                  FOR

issued, nominal value, number of A Shares to be

issued, target subscribers and determination of Issue

 Price in respect of the A Share Issue in the PRC and

 shall be implemented and listed on the Shanghai

Stock Exchange upon the approval of all relevant PRC

authorities is obtained and subject to the specified

conditions and terms; the implementation of the

proposed A Share Issue is subject to the approval of

the EGM, Domestic Shareholders Class Meeting and H

Shareholders Class Meeting and the approval of the

CSRC respectively, the above resolution shall be

valid for 12 months from the date of its adoption at

the EGM, Domestic Shareholders Class Meeting and H

Shareholders Class Meeting and is not conditional

upon the passing of the resolution regarding the

Private Placing Arrangement

PROPOSAL #S.2: Approve, subject to the passing of              ISSUER            YES             FOR                  FOR

Resolution S.1, the issue of up to 320 million new A

Shares to the Capital Group pursuant to the A Share

Issue and upon completion of the A Share Issue, the

Capital Group will hold in aggregate not less than

30% direct and indirect interest in the Company, and

authorize the Board to determine the actual number of

 new A Shares to be issued to the Capital Group with

reference to the total number of A Shares to be issued

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEIJING CAPITAL LAND LTD

  TICKER:                  N/A                 CUSIP:   Y0771C103

  MEETING DATE:      12/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Equity Transfer         ISSUER            YES             FOR                  FOR

Agreement dated 20 NOV 2009 [as specified] made

between the Company and Reco Ziyang Pte Ltd [Reco

Ziyang] in relation to the acquisition of 45%

interest in Beijing Capital Xinzi Real Estate Limited

 by the Company from Reco Ziyang for a consideration

of RMB 369,500,000 and the transactions contemplated

thereunder; and authorize the Board of Directors of

the Company to do all such acts and things and

execute all such documents and to take all such steps

 as it considers necessary or expedient or desirable

in connection with or to give effect to the Agreement

 and to implement the transactions contemplated

thereunder and to agree to such variation, amendments

 or waivers of matters relating thereto as are, in

the opinion of the Board of Directors of the Company,

 in the interest of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEIJING CAPITAL LAND LTD

  TICKER:                  N/A                 CUSIP:   Y0771C103

  MEETING DATE:      12/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve that the amendment to the                ISSUER            YES             FOR                  FOR

Articles of Association of the Company passed by the

shareholders at the EGM of the Company on 27 SEP 2007

 [and as amended from time to time] [the Articles

[Draft]] which will become effective upon completion

of the proposed issue of new domestic shares of RMB

1.00 each in the share capital of the Company which

are proposed to be listed on the Shanghai Stock

Exchange and traded exclusively by legal persons or

individuals in the PRC [the A Share Issue] and filing

 with the relevant PRC registration authority

PROPOSAL #S.2: Authorize any 1 of the Executive                 ISSUER            YES             FOR                  FOR

Directors of the Company to act on behalf of the

Company for the application, approval, registration,

filing and other related matters in respect of the

amendments and alteration of the Articles [Draft]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEIJING CAPITAL LAND LTD

  TICKER:                  N/A                 CUSIP:   Y0771C103

  MEETING DATE:      3/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                ISSUER            YES             FOR                  FOR

Directors of the Company for the year of 2009

PROPOSAL #2.: Approve the report of the Supervisory          ISSUER            YES             FOR                  FOR

Committee of the Company for the year of 2009

PROPOSAL #3.: Approve the audited financial                        ISSUER            YES             FOR                  FOR

statements and the Auditors' Report of the Company

for the year of 2009

PROPOSAL #4.: Approve the scheme of profit                          ISSUER            YES             FOR                  FOR

distribution of the Company for the year of 2009

PROPOSAL #5.: Approve the allocation proposal of long        ISSUER            YES             FOR                  FOR

 term incentive fund for the years of 2008 and 2009,

as specified

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers Zhong        ISSUER            YES             FOR                  FOR

 Tian CPAs Co. Ltd. and PricewaterhouseCoopers as the

 Company's PRC and Hong Kong auditors respectively

for the year of 2010 and authorize the Board of

Directors of the Company (the ''Board'') to determine

 their remunerations

PROPOSAL #S.7: Authorize the Board to separately or          ISSUER            YES         AGAINST           AGAINST

concurrently issue, allot and deal with additional H

shares and/or domestic shares in the share capital of

 the Company: subject to this resolution and pursuant

 to the listing rules of the relevant stock exchanges

 [as amended from time to time] and the PRC Company

Law, the exercise by the Board of all the powers

granted by the general and unconditional mandate to

allot, issue and deal with the shares of the Company

during and after the Relevant Period and to determine

 the terms and conditions for the allotment and issue

 of new shares including the terms: 1) class and

number of new shares to be issued; 2) issue price of

new shares; 3) starting and closing dates for the

issue; 4) class and number of new shares to be issued

 to existing shareholders of the Company; and 5)

making or granting of offers, agreements and options

which might require the exercise of such powers; not

exceeding the aggregate of 20% of each of the

existing H Shares and Domestic Shares; [Authority

expires the earlier of the expiration of the 12-month

 period following the passing of this resolution or

on the conclusion of the next AGM of the Company

following the passing of this resolution]; authorize

the Board, subject to the approvals by the relevant

PRC authorities and upon the exercise of the powers

pursuant to this resolution herein in accordance with

 the PRC Company Law and other relevant laws and

regulations, to increase the registered capital of

the Company to the required amount and to act on

behalf of the Company in respect of matters relating

to registration with the relevant authorities in Hong

 Kong and the PRC and other necessary procedures; to

sign the necessary documents, complete the necessary

formalities and take other necessary steps to

complete the allotment, issuance and listing of new

shares, provided that the same shall not violate the

relevant laws, administrative regulations, listing

rules of the relevant stock exchanges and the

Articles; and subject to the approvals by the

relevant PRC authorities and in accordance with the

listing rules of the relevant stock exchanges, to

make appropriate and necessary amendments to the

Articles to reflect the alteration of the share

capital and shareholding structures of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEIJING ENTERPRISES WATER GROUP LTD

  TICKER:                  N/A                 CUSIP:   G0957L109

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 of the Company and the reports of the Directors and

the Auditors for the YE 31 DEC 2009

PROPOSAL #2.1: Re-elect Mr. Jiang Xinhao as an                   ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #2.2: Re-elect Mr. Hu Xiaoyong as an                     ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #2.3: Re-elect Mr. Zhou Min as an Executive         ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #2.4: Re-elect Mr. Li Haifeng as an                       ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #2.5: Re-elect Mr. Zhang Gaobo as an                     ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company

PROPOSAL #2.6: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Directors' remuneration

PROPOSAL #3: Re-appoint Messrs. Ernst & Young as the         ISSUER            YES             FOR                  FOR

Auditors of the Company and to authorize the Board of

 Directors to fix their remuneration

PROPOSAL #4: Approve to grant a general mandate to            ISSUER            YES             FOR                  FOR

the Directors to repurchase shares of the Company

PROPOSAL #5: Approve to grant a general mandate to            ISSUER            YES             FOR                  FOR

the Directors to allot, issue or otherwise deal with

additional shares of the Company

PROPOSAL #6: Approve to extend the general mandate to        ISSUER            YES             FOR                  FOR

 the Directors to allot, issue or otherwise deal with

 additional shares of the Company by the amount of

shares purchased

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BELIMO HOLDING AG, HINWIL

  TICKER:                  N/A                 CUSIP:   H07171103

  MEETING DATE:      3/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, annual                   ISSUER            YES             FOR                  FOR

financial statements and consolidated financial

statements for 2009; acknowledge the reports of the

Auditor KPMG AG

PROPOSAL #2: Approve the appropriation of balance              ISSUER            YES             FOR                  FOR

sheet profit

PROPOSAL #3: Grant discharge to the Board of Directors      ISSUER            YES             FOR                  FOR

PROPOSAL #3: Grant discharge to the Supervisory Board        ISSUER            YES             FOR                  FOR

 and the Corporate Management

PROPOSAL #4: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #5.1: Elections of Werner Buck to the Board         ISSUER            YES             FOR                  FOR

of Directors

PROPOSAL #5.2: Elections of Martin Hess to the Board         ISSUER            YES             FOR                  FOR

of Directors

PROPOSAL #5.3: Elections of Walter Linsi to the Board        ISSUER            YES         AGAINST           AGAINST

 of Directors

PROPOSAL #5.4: Elections of Dr. Robert Straub to the         ISSUER            YES         AGAINST           AGAINST

Board of Directors

PROPOSAL #5.5: Elections of Prof. Dr. Hans Peter                ISSUER            YES         AGAINST           AGAINST

Wehrli to the Board of Directors

PROPOSAL #6.: Election of the KPMG AG as the Auditor         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BELL HOLDING AG, BASEL

  TICKER:                  N/A                 CUSIP:   H07188115

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: TO VOTE IN THE UPCOMING MEETING, YOUR          ISSUER            YES             FOR               AGAINST

NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS

BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE

ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE

COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING

 RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND

NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BELL HOLDING AG, BASEL

  TICKER:                  N/A                 CUSIP:   H07188115

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, the annual          ISSUER            YES             FOR                  FOR

financial statements and the consolidated financial

statements of Bell Holding AG of the year 2009

PROPOSAL #2.: Approve the appropriation of the                   ISSUER            YES             FOR                  FOR

available earnings 2009

PROPOSAL #3.: Grant discharge to the Board of                     ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4.: Approve the capital increase                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Election of the Auditors                                  ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Miscellaneous                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BELLEVUE GROUP AG, KUESNACHT

  TICKER:                  N/A                 CUSIP:   H0725U109

  MEETING DATE:      3/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: TO VOTE IN THE UPCOMING MEETING, YOUR          ISSUER            YES             FOR               AGAINST

NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS

BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE

ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE

COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING

 RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND

NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BELLEVUE GROUP AG, KUESNACHT

  TICKER:                  N/A                 CUSIP:   H0725U109

  MEETING DATE:      3/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, annual                 ISSUER            YES             FOR                  FOR

financial statements and consolidated financial

statements 2009, acceptance of the reports of the

parent bank Auditors

PROPOSAL #2.: Grant discharge to the Board of                     ISSUER            YES             FOR                  FOR

Directors and the Management

PROPOSAL #3.: Approve the distribution of balance              ISSUER            YES             FOR                  FOR

sheet profit by 31 DEC 2009

PROPOSAL #4.1: Re-election of Mr. Walter Knabe Nhans         ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Re-election of Mr. Daniel Schlatter             ISSUER            YES             FOR                  FOR

PROPOSAL #4.3: Re-election of Mr. Thomas Von Planta           ISSUER            YES             FOR                  FOR

PROPOSAL #4.4: Re-election of Mr. Daniel Sigg                      ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Election of PricewaterhouseCoopers                ISSUER            YES             FOR                  FOR

AG,Zurich as the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BELLWAY PLC, NEWCASTLE

  TICKER:                  N/A                 CUSIP:   G09744155

  MEETING DATE:      1/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the accounts and the         ISSUER            YES             FOR                  FOR

Directors report and the Auditors report thereon

PROPOSAL #2.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-elect Mr. H. C. Dawe as a Director          ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #4.: Re-elect Mr. J.K. Watton as a Director         ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #5.: Re-elect Mr. M. R. Toms as a Director          ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #6.: Re-elect Mr. J.A. Guthbert as a                     ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #7.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES             FOR                  FOR

Auditors of the Company

PROPOSAL #8.: Authorize the Directors to agree the            ISSUER            YES             FOR                  FOR

Auditors remuneration

PROPOSAL #9.: Approve the report of the Board on                ISSUER            YES             FOR                  FOR

Directors remuneration

PROPOSAL #10.: Authorize the Directors to allot shares      ISSUER            YES             FOR                  FOR

PROPOSAL #11.: Approve to exclude the application of         ISSUER            YES             FOR                  FOR

pre-emption rights to the allotment of equity

securities

PROPOSAL #12.: Grant authority to market purchases of        ISSUER            YES             FOR                  FOR

 the Company's own ordinary shares and preference

PROPOSAL #13.: Adopt the new Articles of Association         ISSUER            YES             FOR                  FOR

PROPOSAL #14.: Approve to allow the Company to hold          ISSUER            YES             FOR                  FOR

general meetings [other than AGMs] at 14 days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEML LTD

  TICKER:                  N/A                 CUSIP:   Y0881N114

  MEETING DATE:      9/25/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited profit            ISSUER            YES             FOR                  FOR

and loss account for the YE 31 MAR 2009, the balance

sheet as at the date and the reports of the Directors

 and the Auditors thereon

PROPOSAL #2.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Sri V.RS. Natarajan as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Sri M. Poongavanam as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Sri V. Mohan as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation

PROPOSAL #6.: Re-appoint Sri Satyajeet Rajan as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #7.: Approve to fix the remuneration of the         ISSUER            YES             FOR                  FOR

Auditors

PROPOSAL #8.a: Appoint Sri M. Nellaiappan as a                   ISSUER            YES             FOR                  FOR

Director (HR) of the Company with effect from 23 MAR

2009 on such terms and conditions as stipulated by

the Government

PROPOSAL #8.b: Appoint Sri J.P. Singh as a Director          ISSUER            YES             FOR                  FOR

of the Company with effect from 07 JUL 2009 on such

terms and conditions as stipulated by the Government

PROPOSAL #8.c: Appoint Sri J.P. Batra as a Director          ISSUER            YES             FOR                  FOR

of the Company with effect from 07 JUL 2009 on such

terms and conditions as stipulated by the Government

PROPOSAL #8.d: Appoint Sri M.B.N. Rao as a Director          ISSUER            YES             FOR                  FOR

of the Company with effect from 07 JUL 2009 on such

terms and conditions as stipulated by the Government

PROPOSAL #S.9: Authorize the Board of Directors,                ISSUER            YES             FOR                  FOR

pursuant to Sections 60 and 61 and all other

applicable provisions of the Companies Act, 1956

including amendment thereto or reenactment thereof,

the prospectus dated 06 JUL 2007 issued by the

Company relating to the Follow on the Public Offer

[FPO], the listing agreement entered into by the

Company with Stock Exchanges where the shares of the

Company are listed, and in accordance with applicable

 guidelines, rules, regulation issued by Securities

and Exchange Board of India, Government of India, or

any other relevant authority and clarifications, if

any, issued thereon, from time to time and also

subject to any further

consent/approval/permission/sanction, as may be

required to be obtained from Government, SEBI or such

 other authorities concerned in this regard, to make

use of the funds remaining unutilized out of the sum

of INR 90 crore set apart for Voluntary Retirement

Scheme of the employees of the Company under the

object of utilization of FPO proceeds towards the

proposed project for establishment of a Greenfield

Manufacturing Centre at Palghat, Kerala; authorize

the Board of Directors to address any concern, reply

any query, decide any issue, interpret any

term/phrase, apply and seek clarification from

Government/Statutory Authority, issue clarification,

decide any other matter in connection with the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BENETEAU SA, SAINT GILLES CROIX DE VIE

  TICKER:                  N/A                 CUSIP:   F09419106

  MEETING DATE:      1/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Company's financial                     ISSUER            YES             FOR                  FOR

statements for the FYE on 31 AUG 2009

PROPOSAL #2.: Approve the Company's consolidated                ISSUER            YES             FOR                  FOR

financial statements for the FYE on 31 AUG 2009

PROPOSAL #3.: Approve the Agreements pursuant to                ISSUER            YES         AGAINST           AGAINST

Articles L.225-86 et sequence of the Commercial Code

PROPOSAL #4.: Approve the allocation of income and            ISSUER            YES             FOR                  FOR

the decision on the dividends

PROPOSAL #5.: Approve the renewal of Mr. Jean-Louis          ISSUER            YES         AGAINST           AGAINST

Caussin's term as the Supervisory Board Member

PROPOSAL #6.: Approve the allocation of attendance            ISSUER            YES             FOR                  FOR

allowances to the Supervisory Board amounting to EUR

200,000

PROPOSAL #7.: Grant the full powers to the bearer of         ISSUER            YES             FOR                  FOR

an original, a copy or an extract of the minute of

this meeting to accomplish all necessary formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BENI STABILI SPA, ROMA

  TICKER:                  N/A                 CUSIP:   T19807139

  MEETING DATE:      3/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement at 31            ISSUER             NO              N/A                  N/A

DEC 2009 and the report of the Board of Directors,

report of the Auditors at 31 DEC 2009, the

distribution of dividends to shareholders and any

PROPOSAL #2: Appoint the Board of Directors for                 ISSUER             NO              N/A                  N/A

corporate years 2010, 2011 and 2012, any

PROPOSAL #3: Approve to determine the board of                   ISSUER             NO              N/A                  N/A

Directors emolument, any adjournment thereoff

PROPOSAL #4: Approve the integration of emoluments of        ISSUER             NO              N/A                  N/A

 commitment given to Mazars Spa, any adjournment

thereoff

PROPOSAL #5: Approve the resolutions concerning one's        ISSUER             NO              N/A                  N/A

 shares, any adjournment thereoff

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BENI STABILI SPA, ROMA

  TICKER:                  N/A                 CUSIP:   T19807139

  MEETING DATE:      6/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the proposal to increase the              ISSUER             NO              N/A                  N/A

share capital, by payment, with exclusion of the

option right, to service a convertible bonds due on

2015

PROPOSAL #2: Amend the Article 5 of the by- laws                ISSUER             NO              N/A                  N/A
PROPOSAL #3: Approve the inherent and consequent                ISSUER             NO              N/A                  N/A

resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BERJAYA CORPORATION BHD, KUALA LUMPUR

  TICKER:                  N/A                 CUSIP:   Y08366125

  MEETING DATE:      10/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial        ISSUER            YES             FOR                  FOR

 statements of the Company for the YE 30 APR 2009 and

 the Directors' and Auditors' reports thereon

PROPOSAL #2.: Approve the payment of a final dividend        ISSUER            YES             FOR                  FOR

 of 1% single-tier exempt dividend in respect of YE

30 APR 2009

PROPOSAL #3.: Approve the payment of Directors' fees         ISSUER            YES             FOR                  FOR

amounting to MYR 140,000 for the YE 30 APR 2009

PROPOSAL #4.: Re-elect Tan Sri Dato' Seri Vincent Tan        ISSUER            YES         AGAINST           AGAINST

 Chee Yioun as a Director, who retires pursuant to

the Company's Articles of Association

PROPOSAL #5.: Re-elect Tan Sri Dato' Tan Chee Sing as        ISSUER            YES         AGAINST           AGAINST

 a Director, who retires pursuant to the Company's

Articles of Association

PROPOSAL #6.: Re-elect Dato' Robin Tan Yeong Ching as        ISSUER            YES             FOR                  FOR

 a Director, who retires pursuant to the Company's

Articles of Association

PROPOSAL #7.: Re-elect Dato' Hj Md Yusoff @ Mohd                ISSUER            YES             FOR                  FOR

Yusoff bin Jaafar as a Director, who retires pursuant

 to the Company's Articles of Association

PROPOSAL #8.: Re-appoint Dato' Suleiman Bin Mohd Noor        ISSUER            YES             FOR                  FOR

 as a Director of the Company, to hold office until

the conclusion of the next AGM of the Company

pursuant to Section 129(6) of the Companies Act, 1965

PROPOSAL #9.: Re-appoint Tan Sri Datuk Abdul Rahim            ISSUER            YES             FOR                  FOR

Bin Hj Din as a Director of the Company, to hold

office until the conclusion of the next AGM of the

Company pursuant to Section 129(6) of the Companies

PROPOSAL #10.: Re-appoint Messrs Ernst & Young as the        ISSUER            YES             FOR                  FOR

 Auditors and authorize the Directors to fix their

remuneration

PROPOSAL #11.: Authorize the Directors, subject to            ISSUER            YES             FOR                  FOR

the Companies Act, 1965, pursuant to Section 132D of

the Companies Act, 1965, the Articles of Association

of the Company and the approvals of the relevant

governmental/regulatory authorities, to issue and

allot shares in the Company from time to time and

upon such terms and conditions and for such purposes

as the Directors may deem fit provided that the

aggregate number of shares issued pursuant to this

resolution does not exceed 10% of the issued share

capital of the Company for the time being; [Authority

 shall continue to be in force until the conclusion

of the next AGM of the Company]

PROPOSAL #12.: Authorize the Company and its                       ISSUER            YES             FOR                  FOR

Subsidiary Companies, subject to the provisions of

the Bursa Malaysia Securities Berhad Main Market

Listing Requirements, to enter into recurrent related

 party transactions of a revenue or trading nature

with the related parties as specified in Section 2.3

of the Circular to Shareholders dated 06 OCT 2009

(Proposed Mandate) which are necessary for the day-

to-day operations and/or in the ordinary course of

business of the Company and its subsidiary companies

on terms not more favorable to the related parties

than those generally available to the public and are

not detrimental to the minority shareholders of the

Company; [Authority expires at the end of conclusion

of the next AGM of the Company following the AGM at

which the ordinary resolution for the Proposed

Mandate will be passed, at which time it will lapse,

unless by a resolution passed at a general meeting,

the authority is renewed; the expiration of the

period within which the next AGM after the date it is

 required to be held pursuant to Section 143 (1) of

the Companies Act, 1965 (but shall not extend to such

 extension as may be allowed pursuant to Section 143

(2) of the Companies Act, 1965)]; and authorize the

Directors of the Company and its Subsidiary Companies

 to complete and do all such acts and things

(including executing such documents as may be

required) to give effect to such transactions as

authorized by this resolution

PROPOSAL #13.: Authorize the Directors, subject                 ISSUER            YES             FOR                  FOR

always to the Companies Act, 1965, (Act), rules,

regulations and orders made pursuant to the Act,

provisions of the Company's Memorandum and Articles

of Association and the requirements of Bursa Malaysia

 Securities Berhad (Exchange) and any other relevant

authority, to purchase such number of ordinary shares

 of MYR 1.00 each in the Company (BCorporation

Shares) through the Exchange and to take all such

steps as are necessary (including the opening and

maintaining of central depositories accounts under

the Securities Industry (Central Depositories) Act,

1991) and enter into any agreements, arrangements and

 guarantees with any party or parties to implement,

finalize and give full effect to the aforesaid

purchase with full powers to assent to any

conditions, modifications, revaluations, variations

and/or amendments (if any) as may be imposed by the

relevant authorities from time to time and to do all

such acts and things in the best interests of the

Company, subject further to the following: the

maximum number of ordinary shares which may be

purchased and held by the Company shall be equivalent

 to 10% of the total issued and paid-up share capital

 of the Company; the maximum funds to be allocated by

 the Company for the purpose of purchasing the

ordinary shares shall not exceed the total retained

profits or share premium reserve of the Company or

both; [Authority expire at the conclusion of the next

 AGM of the Company following the AGM at which such

resolution was passed, at which time it will lapse

unless by an ordinary resolution passed at that

meeting, the authority is renewed, either

unconditionally or subject to conditions or the

expiration of the period within which the next AGM

after that date is required by law to be held,

whichever occurs first]; and, upon completion of the

purchase(s) of the BCorporation Shares or any part

thereof by the Company, to deal with any BCorporation

 Shares so purchased by the Company in the following

manner: a) cancel all the BCorporation Shares so

purchased; or b) retain all the BCorporation Shares

as treasury shares for future resale or for

distribution as dividends to the shareholders of the

Company; or c) retain part thereof as treasury shares

 and subsequently canceling the balance; or d) in any

 other manner as prescribed by the Act, rules,

regulations and orders made pursuant to the Act and

the requirements of Exchange and any other relevant

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BERJAYA CORPORATION BHD, KUALA LUMPUR

  TICKER:                  N/A                 CUSIP:   Y08366125

  MEETING DATE:      10/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Authorize the Company, subject to the         ISSUER            YES             FOR                  FOR

passing of the Special Resolution below and the

approvals of all the relevant regulatory authorities,

 to undertake and implement the Proposed Dividend-in-

Specie, substantially on the terms set out in Section

 2.1 of the Circular, including [without limitation]

to distribute the BMedia Shares pursuant to the

Proposed Dividend-in-Specie to the shareholders of

the Company whose names appear in the Record of

Depositors of the Company as at 5.00 p.m. on an

entitlement date to be determined by the Board of

Directors of the Company and announced by the Company

 at a later date [Entitlement Date] provided that no

such new ordinary shares of MYR 1.00 each in

BCorporation held by such shareholders which are

converted from the 0% Irredeemable Convertible

Unsecured Loan Stocks 2005/2015 of MYR 0.50 nominal

value in BCorporation which are not eligible for the

Proposed Dividend-in-Specie pursuant to the terms of

the trust deed dated 28 OCT 2005 entered into between

 the Company and Amanah Raya Berhad [as amended and

supplemented by the Supplemental Trust Deed dated 22

JUN 2006 entered into between the Company and Amanah

Raya Berhad and the Second Supplemental Trust Deed

dated 03 MAR 2009 entered into between the Company

and AmanahRaya Trustees Berhad], shall be entitled to

 participate in the Proposed Dividend-in-Specie, and

authorize the Board of Directors of the Company to

determine the Entitlement Date referred to in this

Ordinary Resolution and in respect to any entitlement

 or portion of an entitlement [as the case may be] of

 a shareholder of the Company in relation to each

securities account maintained through the central

depository system operated by Bursa Malaysia

Depository Sdn Bhd [CDS Account] held by him which,

if distributed in BMedia Shares, would result in that

 shareholder in relation to that CDS Account

receiving a fraction of 1 full Board lot comprising

one 100 BMedia Shares [Board Lot] [such entitlement

or portion of an entitlement [as the case may be] of

a shareholder of the Company which, if distributed in

 BMedia Shares, would result in that shareholder

receiving a fraction of 1 Board Lot shall be referred

 to as 'Odd Lot Entitlement'], instead of

distributing BMedia Shares to that shareholder in

respect of any BMedia Shares distributable in respect

 of such Odd Lot Entitlement, to make cash payments

in substitution of such BMedia Shares which would

otherwise be distributed to such shareholder in

respect of his or her Odd Lot Entitlement pursuant to

 the Proposed Dividend-in-Specie, for the purposes of

 this Proposed Dividend-in-Specie, the cash payment

equal to the value of BMedia Shares for distribution

for the purposes of cash payment to such shareholder

in respect of his or her Odd Lot Entitlement pursuant

 to the Proposed Dividend-in-Specie shall be a sum to

 be calculated based on MYR 0.94 for each BMedia

Share comprised in his or her Odd Lot Entitlement;

and to take such steps, execute, to deliver and cause

 to be delivered such documents and enter into any

PROPOSAL #S.1: Approve and adopt the proposed                     ISSUER            YES             FOR                  FOR

amendments to the Articles of Association of the

Company in the form and manner as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BERJAYA CORPORATION BHD, KUALA LUMPUR

  TICKER:                  N/A                 CUSIP:   Y08366125

  MEETING DATE:      10/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company, subject to the          ISSUER            YES             FOR                  FOR

passing of Ordinary Resolutions 2, 3 and 4, and the

approvals of all relevant authorities/parties being

obtained for the purpose of the exercises

contemplated, to undertake the proposed listing of

and quotation for the entire enlarged issued and

fully paid-up share capital of B-Retail comprising

ordinary shares of MYR 0.50 each [B-Retail Shares]

and irredeemable convertible preference shares of MYR

 0.50 each [B-Retail ICPS] on the Main Market of

Bursa Malaysia Securities Berhad [Bursa Securities]

involving the specified exercises: Proposed Disposal

of Singer to B-Retail, Proposed Acquisition of 7-

Eleven Malaysia Sdn Bhd by B-Retail, Proposed

Dividend-in-Specie of B-Retail Shares, Proposed Offer

 for Sale of B-Retail Shares and B-Retail ICPS and

Proposed listing of and quotation for B-Retail Shares

 and B-Retail ICPS on the Main; and authorize the

Directors of the Company to take all steps and do all

 such acts and matter as they may consider necessary

or expedient in the best interests of the Company, to

 give full effect to and complete the proposed

listing with full powers to give effect or assent to

any condition, modification, variation and/or

amendment as may be required or permitted by the

relevant authorities or deemed necessary by the

Directors in the best interest of the Company

PROPOSAL #2.: Authorize the Cosway, subject to the            ISSUER            YES             FOR                  FOR

passing of ordinary resolutions 1, 3 and 4, and the

approvals of all relevant authorities/parties being

obtained for the purpose of the exercises

contemplated, to dispose its 100% equity interest in

singer comprising 235,000,000 issued and paid-up

ordinary shares of MYR 1.00 each to B-Retail at the

consideration of MYR 360,000,000 to be satisfied in

the following manner: assumption by B-Retail of a sum

 of MYR 45,905,000 due from BCorporation Group [being

 subsidiaries of BCorporation] to Singer Group,

issuance of 475,000,000 new B-Retail Shares at an

issue price of MYR 0.50 per share; and issuance of

153,190,000 new units of B-Retail ICPS at an issue

price of MYR 0.50 per BRetail ICPS; authorize the

Directors of the Company and Cosway, to take all

steps and do all such acts and matters as they may

consider necessary or expedient in the best interests

 of the Company, to give full effect to and complete

the Proposed Disposal Of Singer To B-Retail with full

 powers to give effect or assent to any condition,

modification, variation and/or amendment as may be

required or permitted by the relevant authorities or

deemed necessary by the Directors in the best

interest of the Company

PROPOSAL #3.: Authorize the Company, subject to the          ISSUER            YES             FOR                  FOR

passing of ordinary resolutions 1, 2 and 4, and the

approvals of all relevant authorities/parties being

obtained for the purpose of the exercises

contemplated, to undertake and implement the proposed

 distribution of a dividend-in-specie comprising up

to a maximum of 471,882,578 B-Retail Shares on the

basis of 1 B-Retail Share for every 10 existing

ordinary shares of the Company held by the

shareholders of the Company whose names appear in the

 record of depositors on an entitlement date to be

determined later by the Board and authorize the

Directors of the Company to deal with any fractional

entitlement, if any, in, such manner as they shall in

 their absolute discretion deem fit or expedient; and

 authorize the Directors of the Company to take all

steps and do all such acts and matter as they may

consider necessary or expedient in the best interests

 of the Company, to give full effect to and complete

the proposed dividend-in-specie, with full power to

give effect or assent to any condition, modification,

 variation and/or amendment as may be required or

permitted by the relevant authorities or deemed

necessary by the Directors in the best interest of

PROPOSAL #4.: Authorize Cosway, subject to the                   ISSUER            YES             FOR                  FOR

passing of ordinary resolutions 1, 2 and 3, and the

approvals of all relevant authorities/parties being

obtained for the purpose of the exercises

contemplated, for the proposed offer for sale of: a

minimum of 71,875,000 B-Retail Shares and up to

101,875,000 B-Retail Shares at an offer price of MYR

0.50 each, to be allocated by the Directors of the

Company in their absolute discretion as they may deem

 fit and expedient in the interest of the Company;

and 5,000,000 B-Retail ICPS at an offer price of MYR

0.50 each, to be made available for applications by

the Directors of BCorporation [other than Tan Sri

Dato' Seri Vincent Tan Chee Yioun [TSVT]] and B-

Retail [with up to 100,000 B-Retail ICPS to be made

available for application by each such Director], and

 the eligible employees of the BCorporation Group and

 B-Retail Group; collectively referred to as Proposed

 Offer For Sale Of B-Retail Securities; authorize the

 Directors of the Company and/or Cosway, to take all

steps and do all such acts and matters as they may

consider necessary or expedient in the best interests

 of the Company, to give full effect to and complete

the Proposed Offer For Sale Of B-Retail Securities,

with full powers to give effect or assent to any

condition, modification, variation and/or amendment

as may be required or permitted by the relevant

authorities or deemed necessary by the Directors in

the best interest of the Company

PROPOSAL #5.: Authorize Cosway, subject to the                   ISSUER            YES             FOR                  FOR

passing of Ordinary Resolutions 1, 2, 3 and 4, and to

 allocate up to 100,000 B-Retail ICPS under the

Proposed Offer For Sale Of B-Retail Securities: to

each of the following Directors of BCorporation: 1)

Tan Sri Dato' Tan Chee Sing, 2) Dato' Robin Tan Yeong

 Ching, 3) Chan Kien Sing, 4) Freddie Pang Hock

Cheng, 5) Rayvin Tan Yeong Sheik, 6) Vivienne Cheng

Chi Fan, 7) Dato' Azlan Meah Bin Hj Ahmed Meah, 8)

Datuk Robert Yong Kuen Loke, 9) Dato' Suleiman Bin

Mohd Noor, 10) Tan Sri Datuk Abdul Rahim Bin Haji

Din, 11) Dato' Hj Md Yusoff @ Mohd Yusoff Bin Jaafar,

 12) Mohd Zain Bin Ahmad; and to Tan U-Ming, a

Director of B-Retail, also being a person connected

with TSVT and authorize the Directors of the Company

to take all steps and do all such acts and matters as

 they may consider necessary or expedient in the best

 interests of the Company, to give full effect to and

 complete the above proposed allocation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BERKELEY GROUP HLDGS PLC

  TICKER:                  N/A                 CUSIP:   G1191G120

  MEETING DATE:      9/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts for the YE 30 APR         ISSUER            YES         AGAINST           AGAINST

2009, together with the reports of the Directors and

the Auditors thereon

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the FYE 30 APR 2009

PROPOSAL #3.: Re-elect Tony Pidgley as an Executive          ISSUER            YES             FOR                  FOR

Director on his retirement by rotation

PROPOSAL #4.: Re-elect Tony Carey as an Executive              ISSUER            YES             FOR                  FOR

Director on his retirement by rotation

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES         AGAINST           AGAINST

as the Auditors of the Company until the conclusion

of the next general meeting of the Company at which

accounts are laid

PROPOSAL #6.: Authorize the Directors to agree the            ISSUER            YES         AGAINST           AGAINST

Auditors' remuneration

PROPOSAL #S.7: Adopt the existing Articles of                     ISSUER            YES             FOR                  FOR

Association of the Company produced to the Meeting

and initialed by the Chairman for the purpose of

identification in substitution for, and to the

exclusion of the existing Articles of Association;

the existing authorized but unissued B shares in the

Company be and hereby redesignated as Ordinary shares

 of 5p each, the authorized share capital of the

Company be GBP 46,250,000 divided into 925,000,000

Ordinary shares of 5 pence each; and amend with

effect from 00.01 a.m on 01 OCT 2009, all the

provisions of the Company's Memorandum of Association

 which by virtue of Section 28 of the Companies Act

2006, would be treated as provisions of the Company's

 Articles of Association with effect from such time

be and they are hereby deleted

PROPOSAL #8.: Authorize the Directors, for the                   ISSUER            YES             FOR                  FOR

purpose of Section 80 of the Companies Act 1985 [the

Act], to allot relevant securities [Section 80[2] of

the Act] up to an aggregate nominal amount of GBP

2,178,809 representing 33.3% of the total issued

share capital of the Company as at 11 AUG 2009 and

comprising equity securities [Section 94 of the Act]

up to an aggregate nominal amount of GBP 4,357,618 in

 connection with and or pursuant to an offer or

invitation by way of a rights issue in favor of

holders of ordinary shares in proportion to the

respective number of Ordinary shares held by them on

the record date for such allotment, but subject to

such exclusions or arrangements as the Directors may

consider necessary or appropriate to deal with

fractional entitlements, treasury shares, record

dates, or legal regulatory or practical difficulties

which may arise under the laws of or the requirements

 of any regulatory body or stock exchange in any

territory or any other matter whatsoever; [Authority

expires the earlier of the conclusion of the AGM of

the Company to be held in 2010 or 08 SEP 2010]; and

the Directors may allot relevant securities after the

 expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry;

pursuant to Section 80 [other than the authority

given to the Directors by resolution 2 of the EGM of

The Berkeley Group Plc held on 17 SEP 2004 and taking

PROPOSAL #9.: Authorize the Directors, for the                   ISSUER            YES             FOR                  FOR

purpose of Section 80 of the Companies Act 1985, to

allot relevant securities [Section 80[2] of the said

Act] up to an aggregate nominal amount of GBP 666,293

 as required for the purpose of satisfying awards

made under The Berkeley Group Holdings Plc 2004[b]

Long Term Incentive Plan and Part A of the Berkeley

Group Holdings Plc 2009 Long Term Incentive Plan;

[Authority expires at the conclusion of 5 years]; and

 the Directors may allot relevant securities after

the expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry; this

authority shall be concurrent with and shall not

increase the number of relevant securities that may

be allotted pursuant to the authority given by way of

 the EGM of The Berkeley Group plc held on 17 SEP

2004 and taking effect on 25 OCT 2004

PROPOSAL #S.10: Authorize the Directors, [pursuant to        ISSUER            YES             FOR                  FOR

 Section 95 of the Companies Act 1985], to allot

equity securities [Section 94[2] of the said Act]

and/or to sell relevant shares [Section 94[5] of the

said Act] out of treasury for cash, disapplying the

statutory pre-emption rights [Section 89[1]], did not

 apply to such allotment or sale in connection with

the Section 80 authority referred to in Resolution 8

above : i] pursuant to an offer to holder of equity

securities in the capital of the Company in

proportion [as nearly as practicable] to their

existing holdings of equity securities but subject to

 such exclusions or other arrangements in relation to

 fractional entitlements or legal or practical

problems under the laws of any territory, or

requirements of a regulatory body; ii] up to an

aggregate nominal amount of GBP 327,149; but so that

the Company, pursuant to the power granted by that

resolution, may enter into a contract to allot equity

 securities which would or might be completed wholly

PROPOSAL #S.11: Authorize the Directors, pursuant to         ISSUER            YES             FOR                  FOR

Section 95 of the Companies Act 1985, to allot equity

 securities [Section 94[2] of the said Act] or to

sell relevant shares [Section 94[5] of the said Act]

out of treasury for cash, as if Section 89[1] of the

said Act did not apply to such allotment or sale in

connection with the Section 80 authority referred to

in resolution 9 above

PROPOSAL #S.12: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purpose of Section 166 of the Companies Act 1985, to

make 1 or more market purchases [Section 163[3] of

the said Act] of Ordinary Shares being a total of

13,085,943, at a minimum price of 5 pence in each

case [exclusive of expenses] and up to 105% of the

average middle market quotations for an Ordinary

Share as derived from the London Stock Exchange Daily

 Official List, over the previous 5 business days;

[Authority expires the earlier of the conclusion of

the AGM of the Company to be held in 2010 or 08 SEP

2010]; and the Company, before the expiry, may make a

 contract to purchase Ordinary shares and may make a

purchase of Ordinary shares, pursuant to any such

contract which purchase or contract would or might be

 executed wholly or partly after the expiration of

such authority and for the purpose of this resolution

 Ordinary Shares means the ordinary shares of 5 pence

 each in the capital of the Company

PROPOSAL #13.: Authorize the Company, pursuant to              ISSUER            YES             FOR                  FOR

Section 366 of the Companies Act 2006 and any Company

 which is a subsidiary of the Company during the

period to this resolution relates i] to make

donations to EU political organizations not exceeding

 GBP 50,000; and ii] incur EU political expenditure

not exceeding GBP 50,000 provided such donations

and/or expenditure does not in aggregate exceed GBP

50,000 during the period to which this resolution

relates; and [Authority expires at the conclusion of

the AGM of the Company in 2010]; for the purposes of

this resolution donation, political organizations,

and political expenditure are to be construed in

accordance with part 14 of the Companies Act 2006

PROPOSAL #S.14: Approve that EGM may be called by              ISSUER            YES             FOR                  FOR

notice of not less than 14 clear days

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BES ENGINEERING CORP

  TICKER:                  N/A                 CUSIP:   Y08736103

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of monetary loans                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of acquisition or disposal         ISSUER             NO              N/A                  N/A

of assets

PROPOSAL #A.5: The status of assets impairment                    ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.13 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

asset acquisition or disposal

PROPOSAL #B.6: Approve to establish the rules of the         ISSUER            YES             FOR                  FOR

authority for Supervisors

PROPOSAL #B.7: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans, endorsement and guarantee

PROPOSAL #B.8: Approve the issuance of new shares via        ISSUER            YES             FOR                  FOR

 private placement

PROPOSAL #B.9: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BEST DENKI CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J04326120

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Reduce Board Size to         ISSUER            YES             FOR                  FOR

10

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Extension of Anti-Takeover                 ISSUER            YES         AGAINST           AGAINST

Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BETER BED HOLDING NV, UDEN

  TICKER:                  N/A                 CUSIP:   N1319A163

  MEETING DATE:      11/5/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Appoint Mr. A.H. Anbeek as Statutory            ISSUER             NO              N/A                  N/A

Director and Chief Executive Officer

PROPOSAL #3.: Announcements                                                     ISSUER             NO              N/A                  N/A

PROPOSAL #4.: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BETER BED HOLDING NV, UDEN

  TICKER:                  N/A                 CUSIP:   N1319A163

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER             NO              N/A                  N/A

PROPOSAL #2: Discussion of the 2009 annual report               ISSUER             NO              N/A                  N/A

PROPOSAL #3: Report of the Supervisory Board                       ISSUER             NO              N/A                  N/A

PROPOSAL #4: Adopt the financial statements for the          ISSUER            YES             FOR                  FOR

2009 FY

PROPOSAL #5: Dividend policy                                                   ISSUER             NO              N/A                  N/A

PROPOSAL #6: Approve a payment of a final dividend of        ISSUER            YES             FOR                  FOR

 EUR 0.69 per share in accordance with the proposal

by the Management Board; the total dividend for 2009

is consequently EUR 1.04, or 93% of the profit

PROPOSAL #7: Corporate Governance                                           ISSUER             NO              N/A                  N/A

PROPOSAL #8.a: Grant discharge of the Management                ISSUER            YES             FOR                  FOR

Board from liability in respect of their management

PROPOSAL #8.b: Grant discharge of the Supervisory              ISSUER            YES             FOR                  FOR

Board from liability in respect of their supervision

PROPOSAL #9.a: Re-appoint Mr. J. Blokker as a                     ISSUER            YES             FOR                  FOR

Supervisory Director for a term of four years

PROPOSAL #9.b: Re-appoint Mr. M.J.N.M. van Seggelen          ISSUER            YES             FOR                  FOR

as a Supervisory Director for a term of 1 year

PROPOSAL #9.c: Appoint Mr. D.R. Goeminne as a                     ISSUER            YES             FOR                  FOR

Supervisory Director for a term of 4 years

PROPOSAL #9.d: Appoint Mr. A.J.L. Slippens as a                 ISSUER            YES             FOR                  FOR

Supervisory Director for a term of 4 years

PROPOSAL #10: Remuneration policy                                           ISSUER             NO              N/A                  N/A

PROPOSAL #11: Approve that the Supervisory Director          ISSUER            YES             FOR                  FOR

fee be increased from EUR 16,000 to EUR 18,000; the

remuneration for membership of a committee (i.e. the

AUDIT COMMITTEE and/or the Remuneration Committee) be

 increased from EUR 3,250 to EUR 4,500 and the

supplement for the Chairmanship be increased from EUR

 7,250 to EUR 10,000

PROPOSAL #12: Authorize the Management Board, based          ISSUER            YES             FOR                  FOR

on Article 10 of the Articles of Association, to

issue new shares up to a maximum of 10% of the number

 of shares outstanding; this authorization is

requested for a period of 16 months from the date of

this AGM of Shareholders and is subject to the

approval of the Supervisory Board

PROPOSAL #13: Authorize the Management Board to limit        ISSUER            YES             FOR                  FOR

 or exclude preferential rights, as specified; this

authorization is requested for a period of 16 months

from the date of this AGM of Shareholders and is

subject to the approval of the Supervisory Board

PROPOSAL #14: Authorize the Management Board, on the         ISSUER            YES             FOR                  FOR

basis of Article 13 of the Articles of Association,

to acquire/repurchase shares in the company's own

capital up to the maximum permitted under statutory

and regulatory provisions, as specified; this

authorization is requested for a period of 16 months

from the date of this AGM of Shareholders and is

subject to the approval of the Supervisory Board

PROPOSAL #15: Re-appoint Ernst & Young to the post of        ISSUER            YES             FOR                  FOR

 External Auditor to conduct the audit of the 2010

financial statements, the audit will be conducted by

Mr. W.T. Prins, RA, partner at Ernst & Young

accountants

PROPOSAL #16: Announcements                                                     ISSUER             NO              N/A                  N/A

PROPOSAL #17: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #18: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BETSSON AB

  TICKER:                  N/A                 CUSIP:   W1556U104

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of John Wattin as the Chairman         ISSUER             NO              N/A                  N/A

at the AGM

PROPOSAL #3: Preparation and approval of the register        ISSUER             NO              N/A                  N/A

 of shareholders entitled to vote at the meeting

PROPOSAL #4: Approval of the agenda                                       ISSUER             NO              N/A                  N/A

PROPOSAL #5: Election of 1 or 2 persons to check the         ISSUER             NO              N/A                  N/A

minutes

PROPOSAL #6: Determination of whether the meeting has        ISSUER             NO              N/A                  N/A

 been duly convened

PROPOSAL #7: Statement by the Chief Executive Officer        ISSUER             NO              N/A                  N/A

PROPOSAL #8: Presentation of the annual report, the          ISSUER             NO              N/A                  N/A

audit report, the consolidated financial statements

and the Audit report for the Group

PROPOSAL #9: Adopt the income statements and balance         ISSUER            YES             FOR                  FOR

sheets of the Group and the Parent Company

PROPOSAL #10: Approve that no dividend shall be paid         ISSUER            YES             FOR                  FOR

for the 2009 FY, and a procedure for the redemption

of shares in accordance with Resolution 17

PROPOSAL #11: Grant discharge to the Members of the          ISSUER            YES             FOR                  FOR

Board of Directors and the Chief Executive Office

from liability

PROPOSAL #12: Approve that the Board shall consist of        ISSUER            YES             FOR                  FOR

 six Members without Deputies for the period until

the next AGM

PROPOSAL #13: Approve that the remuneration for the          ISSUER            YES             FOR                  FOR

Board is SEK 1,875,000, of which the Chairman will

receive SEK 625,000 and the other Members elected by

the AGM SEK 250,000 each; that John Wattin, for the

period up to the next AGM, shall receive a monthly

compensation in the amount of SEK 25,000 relating to

work performed in respect of business activities of

the Company; that the Auditors' fees be paid

according to approved invoices; all the above

proposed remunerations for the Board are the same as

the remunerations adopted on the AGM 2009

PROPOSAL #14: Re-elect John Wattin, Per Hamberg,                ISSUER            YES             FOR                  FOR

Kicki Wallje-Lund, Patrick Svensk, Carl Lewenhaupt

and Lars Linder Aronson to the Board; and John Wattin

 as the Chairman of the Board

PROPOSAL #15: Approve the establishment of a                       ISSUER            YES             FOR                  FOR

Nomination Committee

PROPOSAL #16: Approve that the guidelines for                     ISSUER            YES             FOR                  FOR

remunerating Senior Executives that were adopted at

the 2009 AGM shall continue to be applicable

PROPOSAL #17.A: Approve to implement a share split,          ISSUER            YES             FOR                  FOR

whereby one share in Betsson is converted into two

shares; one of these shares will be a so-called

redemption share; and that the record date for the

share split shall be 17 MAY 2010

PROPOSAL #17.B: Approve that the share capital be              ISSUER            YES             FOR                  FOR

reduced by SEK 39,553,720 through the redemption of

5,420,000 Series A shares and 34,133,720 Series B

shares for repayment to the shareholders; the shares

to be redeemed are those shares which are referred to

 as redemption shares after shares have been split as

 described above; the price to be paid for each

redemption share shall be SEK 9.00; no redemption

price shall be paid for any redemption shares of

Series A or Series B that are held by the Company;

the maximum redemption amount will thus be SEK

353,193,480; that trading in redemption shares shall

take place from 19 MAY through 01 JUN 2010 and that

the record date for the redemption of the redemption

shares shall be 04 JUN 2010; and that payment is

expected to be made through Euroclear Sweden AB on 09

 JUN 2010

PROPOSAL #17.C: Approve, in order to achieve a timely        ISSUER            YES             FOR                  FOR

 and efficient redemption procedure, without having

to obtain permission from the Swedish Companies

Registration Office (Sw. Bolagsverket) or a court of

law, the Board proposes to restore the Company's

share capital to its original amount by increasing

the Company's share capital by SEK 39,553,720 through

 a bonus issue via a transfer from the Company's

unrestricted equity to the Company's share capital,

no new shares will be issued in connection with the

share capital increase

PROPOSAL #18: Authorize the Board to resolve to                 ISSUER            YES             FOR                  FOR

acquire, on one or several occasions prior to the

next AGM, as many shares as may be acquired without

the Company's holding at any time exceeding 10% of

the total number of shares in the Company; the shares

 shall be acquired on a regulated market where shares

 in the Company are listed and only at a price within

 the price range registered at any given time, i.e.

the range between the highest bid price and the

lowest offer price, or through a public offer to all

shareholders, whereby the purchase shall be made at a

 price equivalent to the lowest quoted share price at

 the time and a maximum of 150% of the current quoted

 share price; and to pass a resolution on the

transfer of the Company's own shares, as payment upon

 the acquisition of companies or businesses, at a

price equivalent to the quoted share price at the

time of transfer

PROPOSAL #19: Authorize the Board to decide, on one          ISSUER            YES             FOR                  FOR

or several occasions prior to the next AGM, to issue

shares for payment in kind, that involve the issue of

 up to 4 million Series B shares (corresponding to a

dilution of about 10%)

PROPOSAL #20: Amend Section 11, second paragraph, of         ISSUER            YES             FOR                  FOR

the Articles of Association regarding the way of

notice of shareholders' meetings

PROPOSAL #21: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BETSSON AB

  TICKER:                  N/A                 CUSIP:   W1556U104

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of John Wattin as the Chairman         ISSUER             NO              N/A                  N/A

of the AGM

PROPOSAL #3: Preparation and approval of the register        ISSUER             NO              N/A                  N/A

 of shareholders entitled to vote at the meeting

PROPOSAL #4: Approval of the agenda                                       ISSUER             NO              N/A                  N/A

PROPOSAL #5: Election of one or two persons to check         ISSUER             NO              N/A                  N/A

the minutes

PROPOSAL #6: Determination of whether the meeting has        ISSUER             NO              N/A                  N/A

 been duly convened

PROPOSAL #7: Statement by the Chief Executive Officer        ISSUER             NO              N/A                  N/A

PROPOSAL #8: Presentation of the annual report, the          ISSUER             NO              N/A                  N/A

audit report, the consolidated financial statements

and the Audit Report for the Group

PROPOSAL #9: Adopt the income statements and balance         ISSUER            YES             FOR                  FOR

sheets of the Group and the Parent Company

PROPOSAL #10: Approve that no dividend shall be paid         ISSUER            YES             FOR                  FOR

for the 2009 FY; the Board has instead proposed a

procedure for the redemption of shares in accordance

with Item 17 below

PROPOSAL #11: Grant discharge to the members of the          ISSUER            YES             FOR                  FOR

Board of Directors and the Chief Executive Office

from liability

PROPOSAL #12: Approve that the Board shall consist of        ISSUER            YES             FOR                  FOR

 6 members without deputies for the period until the

next AGM

PROPOSAL #13: Approve the remuneration for the Board         ISSUER            YES             FOR                  FOR

be at SEK 1,875,000, of which the Chairman will

receive SEK 625,000 and the other members elected by

the AGM SEK 250,000 each, further, it is proposed

that John Wattin for the period up to the next AGM

shall receive a monthly compensation in the amount of

 SEK 25,000 relating to work performed in respect of

business activities of the Company, it is proposed

that Auditors' fees be paid according to approved

invoices, all the above proposed remunerations for

the Board are the same as the remunerations adopted

on the AGM 2009

PROPOSAL #14: Re-elect of John Wattin, Per Hamberg,          ISSUER            YES             FOR                  FOR

Kicki Wallje-Lund, Patrick Svensk, Carl Lewenhaupt

and Lars Linder Aronson to the Board and re-elect

John Wattin as Chairman of the Board

PROPOSAL #15: Approve the establishment of Nomination        ISSUER            YES             FOR                  FOR

 Committee

PROPOSAL #16: Approve the specified guidelines for            ISSUER            YES             FOR                  FOR

the remuneration of Senior Executives

PROPOSAL #17.a: Approve to implement a share split,          ISSUER            YES             FOR                  FOR

whereby one share in Betsson is converted into two

shares, one of these shares will be a so-called

redemption share; the Board of Directors proposes

that the record date for the share split shall be 11

JUN 2010

PROPOSAL #17.b: Approve to reduce the share capital          ISSUER            YES             FOR                  FOR

by SEK 39,553,720 through the redemption of 5,420,000

 Series A shares and 34,133,720 Series B shares for

repayment to the shareholders; the shares to be

redeemed are those shares which are referred to as

redemption shares after shares have been split as

described above; the price to be paid for each

redemption share shall be SEK 9.00; no redemption

price shall be paid for any redemption shares of

Series A or Series B that are held by the Company;

the maximum redemption amount will thus be SEK

353,193,480; the Board of Directors proposes that

trading in redemption shares shall take place from 15

 JUN through 29 JUN 2010 and that the record date for

 the redemption of the redemption shares shall be 02

JUL 2010, payment is expected to be made through

Euroclear Sweden AB on 07 JUL 2010

PROPOSAL #17.c: Approve, in order to achieve a timely        ISSUER            YES             FOR                  FOR

 and efficient redemption procedure, without having

to obtain permission from the Swedish Companies

Registration Office (Sw. Bolagsverket) or a court of

law, to restore the Company's share capital to its

original amount by increasing the Company's share

capital by SEK 39,553,720 through a bonus issue via a

 transfer from the Company's unrestricted equity to

the Company's share capital, no new shares will be

issued in connection with the share capital increase

PROPOSAL #18: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

decide on the repurchase and transfer of the

Company's own shares, the Board of Directors proposes

 that the AGM authorizes the Board to resolve to

acquire, on one or several occasions prior to the

next AGM, as many shares as may be acquired without

the Company's holding at any time exceeding 10% of

the total number of shares in the Company, the shares

 shall be acquired on a regulated market where shares

 in the Company are listed and only at a price within

 the price range registered at any given time, i.e.

the range between the highest bid price and the

lowest offer price, or through a public offer to all

shareholders, whereby the purchase shall be made at a

 price equivalent to the lowest quoted share price at

 the time and a maximum of 150% of the current quoted

 share price, it is also proposed that the Board of

Directors be authorized to pass a resolution on the

transfer of the Company's own shares, as payment upon

 the acquisition of companies or businesses, at a

price equivalent to the quoted share price at the

PROPOSAL #19: Authorize the Board to decide, on one          ISSUER            YES             FOR                  FOR

or several occasions prior to the next AGM, to issue

shares for payment in kind, that involve the issue of

 up to 4 million Series B shares [corresponding to a

dilution of about 10%]

PROPOSAL #20: Amend Section 11, 2nd Paragraph of the         ISSUER            YES             FOR                  FOR

Articles of Association as specified

PROPOSAL #21: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BIC CAMERA INC.

  TICKER:                  N/A                 CUSIP:   J04516100

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Approve Minor                     ISSUER            YES             FOR                  FOR

Revisions Related to Dematerialization of Shares and

the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Appoint Accounting Auditors                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BIG YELLOW GROUP PLC, SURREY

  TICKER:                  N/A                 CUSIP:   G1093E108

  MEETING DATE:      7/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors report and the            ISSUER            YES         AGAINST           AGAINST

audited accounts for the YE 31 MAR 2009 and the

Auditors' report on the accounts

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES         AGAINST           AGAINST

report for the YE 31 MAR 2009

PROPOSAL #3.: Re-elect Mr. James Gibson as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Re-elect Mr. Philip Burks as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Re-elect Mr. Tim Clark as a Director             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6.: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES             FOR                  FOR

 of the Company and authorize the Directors to agree

their remuneration

PROPOSAL #7.: Approve the Big Yellow Long Term Bonus         ISSUER            YES             FOR                  FOR

Performance Plan

PROPOSAL #8.: Authorize the Directors to allot                   ISSUER            YES             FOR                  FOR

relevant securities pursuant to Section 80 of the

Companies Act 1985

PROPOSAL #S.9: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

equity securities and/or sell equity securities held

as treasury shares as if Section 89(1) of the

Companies Act 1985 did not apply

PROPOSAL #S.10: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #S.11: Approve to permit a general meeting,         ISSUER            YES             FOR                  FOR

other than an AGM, to be called on 14 days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BILFINGER BERGER AG, MANNHEIM

  TICKER:                  N/A                 CUSIP:   D11648108

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the Group financial

 statements and Group annual report as well as the

report by the Board of Managing Directors pursuant to

 Sect ions 289[4] and 315[4] of the German Commercial

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER             NO              N/A                  N/A

distributable profit of EUR 88,280,254 as follows:

Payment of a dividend of EUR 2 per no-par share EUR

3,768,000 shall be carried forward Ex-dividend and

payable date: 16 APR 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER             NO              N/A                  N/A

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2010 FY        ISSUER             NO              N/A                  N/A

 and for the review of the interim annual report and

the summarized financial statements: Ernst and Young

GmbH Wirtschaftspruefungsges Ellschaft, Mannheim

PROPOSAL #6.A: Elections to the Supervisory Board:            ISSUER             NO              N/A                  N/A

Hans Bauer

PROPOSAL #6.B: Elections to the Supervisory Board:            ISSUER             NO              N/A                  N/A

Horst Dietz

PROPOSAL #7.: Amendments to the Articles of                        ISSUER             NO              N/A                  N/A

Association in accordance with the implementation of

the Shareholders Rights Act [ARUG] Section 18 [2], in

 respect of shareholders being entitled to

participate and vote at the shareholders meeting if

they register with the Company by the sixth day prior

 to the meeting and provide evidence of their

shareholding as per the statutory record date Section

 18 [4], in respect of proxy voting instructions

being issued as stipulated by law

PROPOSAL #8.: Renewal of the authorization to acquire        ISSUER             NO              N/A                  N/A

 own shares, the Company shall be authorized to

acquire own shares of up to EUR 13,807,238 at a price

 not differing more than 10% from the market price of

 the shares on or before 14 APR 2015, the Board of

Managing Directors shall be authorized to dispose of

the shares in a manner other than the Stock Exchange

or an offer to all shareholders if the shares are

sold at a price not materially below their market

price, to use the shares in connection with mergers

and acquisitions or for satisfying conversion or

option rights, and to retire the shares

PROPOSAL #9.: Resolution on the revocation of the              ISSUER             NO              N/A                  N/A

existing authorized capital, the creation of new

authorized capital and the corresponding amendment to

 the Articles of Association, the existing authorized

 capital of up to EUR 29,015,925 shall be revoked,

the Board of Managing Directors shall be authorized,

with the consent of the Supervisory Board, to in

crease the share capital by up to EUR 69,000,000

through the issue of new bearer no-par shares against

 contributions in cash and/or kind, for a period of

five years, shareholders subscription rights may be

excluded for a capital increase against cash payment

of up to 10% of the share capital if the shares a

reissued at a price not materially below the market

price of identical shares, for the issue of employee

shares, for a capital increase against payment in

kind, and for residual amounts

PROPOSAL #10.: Resolution on the authorization to              ISSUER             NO              N/A                  N/A

issue convertible and/or warrant bonds, the creation

of contingent capital, and the corresponding

amendment to the Articles of Association, the

existing authorization adopted by the shareholders

meeting of 19 MAY 2005, to issue bonds and to create

a corresponding contingent capital shall be revoked,

the Board of Managing Directors shall be authorized,

with the consent of the Supervisory Board, to issue

bonds of up to EUR 350,000,000 conferring conversion

and/or option rights for shares of the Company, on or

 before 14 APR 2015, shareholders shall be granted

subscription rights except for the issue of bonds

conferring conversion and/or option rights for shares

 of the Company of up to 20% of the share capital at

a price not materially below their theoretical market

 value, for residual amounts and for the granting of

such rights to bondholders, the Company's share

capital shall be increased accordingly by up to EUR

13,807,236 through the issue of up to 4,602,412 new

bearer ordinary shares, insofar as conversion and/or

option rights are exercised [contingent capital 2010]

PROPOSAL #11.: Approval of the transformation of the         ISSUER             NO              N/A                  N/A

Company into a European Company [Societas Europea] by

 the name of Bilfinger Berger SE, and elections to

the Supervisory Board of the new Company: Bernhard

Walter, John Feldmann, Thomas Pleines, Bernhard

Schreier, Udo Stark, Klaus T. Ruetzschler, Peter

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BILLERUD AB, SOLNA

  TICKER:                  N/A                 CUSIP:   W16021102

  MEETING DATE:      8/27/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the Meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Election of chairman for the Meeting             ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Drawing up and approval of voting list         ISSUER             NO              N/A                  N/A

PROPOSAL #4.: Election of one or two persons to                 ISSUER             NO              N/A                  N/A

verify the minutes

PROPOSAL #5.: Determination as to whether the meeting        ISSUER             NO              N/A                  N/A

 has been duly convened

PROPOSAL #6.: Approval of the Agenda                                     ISSUER             NO              N/A                  N/A

PROPOSAL #7.: Amend the Articles of Association and          ISSUER            YES             FOR                  FOR

approve the share capital reduction, rights issue and

 bonus issue as specified

PROPOSAL #8.: Closing of the Meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BILLERUD AB, SOLNA

  TICKER:                  N/A                 CUSIP:   W16021102

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of Ingvar Petersson as the                ISSUER             NO              N/A                  N/A

Chairman of the meeting

PROPOSAL #3: Drawing up and approval of voting list           ISSUER             NO              N/A                  N/A

PROPOSAL #4: Election of one or two persons to verify        ISSUER             NO              N/A                  N/A

 the minutes

PROPOSAL #5: Determination as to whether the Meeting         ISSUER             NO              N/A                  N/A

has been duly convened

PROPOSAL #6: Approval of the agenda                                       ISSUER             NO              N/A                  N/A

PROPOSAL #7: Presentation of the annual report and            ISSUER             NO              N/A                  N/A

the Auditors' report as well as the consolidated

accounts and consolidated Auditors' report for the

PROPOSAL #8: Report on the work of the Board and                ISSUER             NO              N/A                  N/A

Board Committees over the past year

PROPOSAL #9: Presentation by the Chief Executive                ISSUER             NO              N/A                  N/A

Officer

PROPOSAL #10.a: Adopt the income statement and the            ISSUER            YES             FOR                  FOR

balance sheet as well as the consolidated income

statement and consolidated balance sheet for 2009

PROPOSAL #10.b: Approve a dividend of SEK 0.50 per            ISSUER            YES             FOR                  FOR

share and Friday 07 MAY 2010 as the record day for

the dividend; if the meeting approves the Board's

proposal, payment via Euroclear Sweden AB is expected

 to be sent on Wednesday 12 MAY 2010

PROPOSAL #10.c: Grant discharge from personal                     ISSUER            YES             FOR                  FOR

liability for the Board Members and the Chief

Executive Officer for their administration for the

year 2009

PROPOSAL #11.: Report from the Nominations Committee         ISSUER             NO              N/A                  N/A

and proposals

PROPOSAL #12.: Approve the number of Board Members            ISSUER            YES             FOR                  FOR

possible deputy Board Members to chosen by the

meeting be set at seven ordinary members, including

the Chairman and Deputy Chairman

PROPOSAL #13.: Approve that the annual fee to                     ISSUER            YES             FOR                  FOR

ordinary Board Members not employed by the Billerud

Group shall be SEK 225,000 per Member [unaltered],

that the annual fee to the Chairman shall be SEK

450,000 [unaltered] and that the annual fee to the

Deputy Chairman shall be SEK 350,000 [unaltered],

that the annual remuneration for work on Board

Committees be paid to the Members appointed by the

Board and shall be SEK 70,000 to the Chairman of the

Audit Committee, SEK 30,000 to each of the other

Members of the Audit Committee, SEK 40,000 to the

Chairman of the Compensation Committee and SEK 15,000

 to each of the other Members of the Compensation

Committee; and the fees to the Auditors during the

mandate period be paid by current account

PROPOSAL #14.: Re-elect Ingvar Petersson, Gunilla              ISSUER            YES             FOR                  FOR

Jonson, Michael M.F. Kaufmann, Per Lundberg, Ewald

Nageler, Yngve Stade and Meg Tiveus as the Board

Members, and Ingvar Petersson as the Chairman of the

Board, with Michael M.F. Kaufmann as the Deputy

Chairman

PROPOSAL #15.: Approve the specified procedures for          ISSUER            YES             FOR                  FOR

the appointment of the Nominations Committee for the

2011 AGM

PROPOSAL #16.: Approve the specified guidelines for          ISSUER            YES             FOR                  FOR

remuneration to the Executive Officers

PROPOSAL #17.: Approve the transfer of shares due to         ISSUER            YES             FOR                  FOR

the decision on the Long Term Incentive Program at

the AGM of 2007

PROPOSAL #18.a: Approve the introduction of the Long         ISSUER            YES             FOR                  FOR

Term Incentive Program 2010 [LTIP 2010]

PROPOSAL #18.b: Approve the transfer of shares under         ISSUER            YES             FOR                  FOR

the Long Term Incentive Programme 2010

PROPOSAL #19.: Authorize the Board, during the period        ISSUER            YES             FOR                  FOR

 up to the next AGM, on one or more occasions and

with deviation from preferential rights for

shareholders, to reach a decision regarding the

transfer of Billerud shares that the Company holds at

 the time of the Board's decision, either to a third

party as payment in connection with acquisition of

companies, and/or as a transfer on the stock exchange

 in order to raise liquid funds for payment in

connection with such acquisitions; payment for

transferred shares may be made in cash, and for a

transaction other than via the stock exchange,

through contribution of property or set-off of a

receivable against the Company; a transfer on NASDAQ

OMX Stockholm may only be carried out at a price per

share within the range of share prices registered for

 the company at any given time; and any other

transfer may take place at the market value, as a

PROPOSAL #20: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BINCKBANK NV

  TICKER:                  N/A                 CUSIP:   N1375D101

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER             NO              N/A                  N/A

PROPOSAL #2: Presentation of the 2009 annual report          ISSUER             NO              N/A                  N/A

by Mr. K.N. Beentjes, Chairman of the Executive Board

PROPOSAL #3: To the Corporate governance Section of          ISSUER             NO              N/A                  N/A

the 2009 annual report

PROPOSAL #4.a: Adopt the 2009 financial statements             ISSUER            YES             FOR                  FOR

PROPOSAL #4.b: Approve the dividend policy                           ISSUER             NO              N/A                  N/A

PROPOSAL #4.c: Approve the final dividend for the              ISSUER            YES             FOR                  FOR

2009 FY and date of release for payment

PROPOSAL #5: Grant discharge the Members of the                 ISSUER            YES             FOR                  FOR

Executive Board of responsibility for their

management during the FY 2009

PROPOSAL #6: Grant discharge the Members of the                 ISSUER            YES             FOR                  FOR

Supervisory Board of responsibility for their

supervision during the FY 2009

PROPOSAL #7: Adopt an amended remuneration policy and        ISSUER            YES             FOR                  FOR

 to approve the scheme forming part thereof in the

form of shares or rights to acquire shares

PROPOSAL #8: Re-appoint Mr. P. Aartsen as a Member of        ISSUER            YES             FOR                  FOR

 the Executive Board nomination by the Stichting

Prioriteit Binck  the Foundation

PROPOSAL #9: Re-appoint Mr. A.M. van Westerloo as a          ISSUER            YES             FOR                  FOR

member of the Supervisory Board nomination by the

Foundation

PROPOSAL #10: Approve to change the remuneration of          ISSUER            YES             FOR                  FOR

members of Committees of the Supervisory Board

PROPOSAL #11.a: Amend the Article 15 paragraph 3 of          ISSUER            YES             FOR                  FOR

the Articles of Association

PROPOSAL #11.b: Amend the Article 15 paragraph 4 of          ISSUER            YES             FOR                  FOR

the Articles of Association

PROPOSAL #11.c: Amend the Article 19 paragraph 2 of          ISSUER            YES             FOR                  FOR

the Articles of Association

PROPOSAL #11.d: Amend the Article 21 paragraph 1 of          ISSUER            YES             FOR                  FOR

the Articles of Association

PROPOSAL #11.e: Amend the Article 21 paragraph 2 of          ISSUER            YES             FOR                  FOR

the Articles of Association

PROPOSAL #11.f: Amend the Article 22 paragraph 1 of          ISSUER            YES             FOR                  FOR

the Articles of Association

PROPOSAL #11.g: Amend the Article 30 introduction and        ISSUER            YES             FOR                  FOR

 paragraphs 2, 5, 6, 7 and 8 of the Articles of

Association and of Article 34 paragraph 4 of the

Articles of association

PROPOSAL #11.h: Amend the Addition of Article 36                ISSUER            YES             FOR                  FOR

PROPOSAL #11.i: Authorize the all members of the                ISSUER            YES             FOR                  FOR

executive Board of Binck Bank as well as any Civil-

Law notary, employee and paralegal employed by

NautaDutilh N.V. to prepare the draft notarial deed

for amendment of the Articles of Association, to

apply for the required ministerial statement of no

objection and to execute the deed of amendment of the

 Articles of Association

PROPOSAL #12: Authorize the Foundation to designate          ISSUER            YES             FOR                  FOR

the Foundation as the body to make decisions

regarding the following:  i  issuance of ordinary

shares in the capital of BinckBank,  ii) the granting

 of rights to acquire ordinary shares in the capital

of BinckBank, and  iii  the limitation or exclusion

of the pre-emptive rights to which shareholders are

PROPOSAL #13: Authorize the executive Board of                   ISSUER            YES             FOR                  FOR

BinckBank, subject to the Foundation's, to acquire

ordinary shares in the capital of BinckBank or

certificates issued for shares other than for no

consideration

PROPOSAL #14: Approve the Foundation to reduce the            ISSUER            YES             FOR                  FOR

issued capital by cancellation of repurchased shares

PROPOSAL #15: Appointment of Ernst & Young as the              ISSUER            YES             FOR                  FOR

Auditor of BinckBank for the 2010

PROPOSAL #16: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #17: Close                                                                   ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BINGGRAE CO LTD, NAMYANGJU

  TICKER:                  N/A                 CUSIP:   Y0887G105

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of Geonyoung Lee and Suyong              ISSUER            YES             FOR                  FOR

Jeong as the inside Directors; Yeon Choi

PROPOSAL #3: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #4: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BIOCON LTD

  TICKER:                  N/A                 CUSIP:   Y0905C102

  MEETING DATE:      7/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited         ISSUER            YES             FOR                  FOR

balance sheet as at 31 MAR 2009 and the audited

profit & loss account for the YE on that date

together with the reports of the Directors and the

PROPOSAL #2.: Approve the payment of the dividend of         ISSUER            YES             FOR                  FOR

60% i.e. INR 3 per equity share for the YE 31 MAR 2009

PROPOSAL #3.: Re-appoint Mr. John Shaw as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Suresh Talwar as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint M/s. S.R. Batliboi &                     ISSUER            YES             FOR                  FOR

Associates, Chartered Accountants as the Statutory

Auditors to hold office from the conclusion of this

AGM until the conclusion of the next AGM and

authorize the Board of Directors to fix their

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BIOSENSORS INTERNATIONAL GROUP LTD

  TICKER:                  N/A                 CUSIP:   G11325100

  MEETING DATE:      7/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Audited Financial        ISSUER            YES             FOR                  FOR

 Statements for the FYE 31 MAR 2009 together with the

 Independent Auditors' Report thereon

PROPOSAL #2.: Re-elect Mr. Kee Lock Chua, retiring by        ISSUER            YES             FOR                  FOR

 rotation pursuant to the Company's Bye-Law 104

PROPOSAL #3.: Re-elect Dr. Peter V. Huggler, retiring        ISSUER            YES             FOR                  FOR

 by rotation pursuant to the Company's Bye-Law 104

PROPOSAL #4.: Re-elect Mr. Mark A. Wan, retiring by          ISSUER            YES             FOR                  FOR

rotation pursuant to the Company's Bye-Law 104

PROPOSAL #5.: Approve the payment of SGD 259,497 as          ISSUER            YES             FOR                  FOR

Directors' fees for the YE 31 MAR 2009 [2008: SGD

252,667]

PROPOSAL #6.: Re-appoint Messrs Ernst & Young LLP as         ISSUER            YES             FOR                  FOR

auditors of the Company for the ensuing year and

authorize the Directors to fix their remuneration

PROPOSAL #7.: Authorize the Directors to: a] i] issue        ISSUER            YES             FOR                  FOR

 ordinary shares in the capital of the Company

[Shares] whether by way of rights, bonus or

otherwise; and/or ii] make or grant offers,

agreements or options [collectively, Instruments]

that might or would require shares to be issued,

including but not limited to the creation and issue

of [as well as adjustments to] options, warrants,

debentures or other instruments convertible into

Shares, at any time and upon such terms and

conditions and for such purposes and to such persons

as the Directors may in their absolute discretion

deem fit; and b] [notwithstanding that the authority

conferred by this Resolution may have ceased to be in

 force]the Company may issue Shares in pursuance of

any Instrument made or granted by the Directors while

 this Resolution was in force, provided that: i] the

aggregate number of Shares [including Shares to be

issued in pursuance of the Instruments, made or

granted pursuant to, this Resolution] shall not

exceed 50% of the issued share capital of the Company

 such other limit as may be prescribed by the Listing

 Manual of the Singapore Exchange Securities Trading

Limited [SGX-ST Listing Manual] as at the date the

general mandate is passed; of which the aggregate

number of Shares and Instruments to be issued other

than on a pro rata basis to existing shareholders of

the Company shall not exceed 20% of the issued share

capital of the Company or such other limit as may be

prescribed by the SGX-ST Listing Manual as at the

date the general mandate is passed; ii] for the

purpose of determining the aggregate number of Shares

 that may be issued under this resolution, the

percentage of issued share capital shall be

calculated based on the number of issued shares of

the Company as at the date of the passing of this

Resolution, after adjusting for: a] new Shares

arising from the conversion or exercise of any

convertible securities which are outstanding or

subsisting as at the date of the passing of this

Resolution; b] new Shares arising from the exercise

of share options or vesting of Share awards which are

 outstanding or subsisting as at the date of the

passing of this Resolution, provided that the options

 or awards were granted in compliance with the rules

of the SGX-ST Listing Manual; and c] any subsequent

consolidation or subdivision of Shares; [Authority

expires the earlier of the conclusion of the next AGM

 of the Company or the date by which the next AGM of

PROPOSAL #8.: Authorize the Directors to: a] allot            ISSUER            YES             FOR                  FOR

and issue from time to time such number of new Shares

 [Conversion Shares] as may be required or permitted

to be allotted or issued on the conversion of the

total USD 45 million principal amount of 3.95%

convertible notes due 2009 [Notes] [and any accrued

and unpaid interest thereon] and 13,394,094

detachable warrants [Warrants], to the holders of the

 Notes and Warrants on the conversion thereof,

subject to and otherwise in accordance with the terms

 and conditions of the Notes and Warrants, whereby

such Conversion Shares shall rank pari passu in all

respect with the then existing shares of the Company,

 except that such Conversion Shares shall not be

entitled to any dividends, rights, or other

distributions, the record date for which precedes the

 relevant conversion date of the Notes, as the case

may be, or the exercise date of the Warrants; and b]

on the same basis as specified in this resolution,

such number of Conversion Shares as may be required

to be allotted and issued on the conversion of any of

 the Notes and Warrants upon the adjustment of the

conversion price in accordance with the terms and

PROPOSAL #9.: Authorize the Directors to allot and            ISSUER            YES         AGAINST           AGAINST

issue from time to time such number of Shares as may

be required to be allotted and issued pursuant to the

 exercise of options granted under the Pre-IPO ESOS

PROPOSAL #10.: Authorize the Directors to: a] offer          ISSUER            YES         AGAINST           AGAINST

and grant options in accordance with the provisions

of the 2004 ESOS Plan and/or to grant awards in

accordance with the provisions of the Biosensors PSP;

 and b] allot and issue from time to time such number

 of Shares as may be required to be allotted and

issued pursuant to the exercise of the options under

the 2004 ESOS Plan and/or such number of fully paid-

up Shares as may be required to be issued pursuant to

 the vesting of awards under the Biosensors PSP,

provided always that the aggregate number of Shares

to be allotted and issued pursuant to the 2004 ESOS

Plan and Biosensors PSP [the 'Plans'] shall not

exceed 15% of the total issued shares of the Company

from time to time: [i] the aggregate number of shares

 available to eligible controlling shareholders and

their associates under each of the Plans shall not

exceed 25% of the shares available under each of the

Plans which may be issued by the Company; and [ii]

the aggregate number of shares to be issued to any

one controlling shareholder or his associate under

each of the Plans shall not exceed 10% of the total

number of shares which may be issued by the Company

under each of the Plan

PROPOSAL #11.: Authorize the Directors to offer and          ISSUER            YES         AGAINST           AGAINST

grant options to Mr. Yoh-Chie Lu, the Chairman of the

 Company [who is a controlling shareholder] in

accordance with the 2004 ESOS Plan to purchase

2,000,000 shares at the fair market value of such

shares at the date of grant, subject to the specified

 conditions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BIOTON S.A., WARSZAWA

  TICKER:                  N/A                 CUSIP:   X07308111

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of EGM                                                     ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve to prepare the list of presence,        ISSUER            YES             FOR                  FOR

 statement of the meeting's legal validity and its

ability to adopt resolutions

PROPOSAL #3: Election of Scrutiny Commission                       ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the sale of Company's assets              ISSUER            YES         AGAINST           AGAINST

connected with production and distribution on

antibiotics

PROPOSAL #5: Closing of the meeting                                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BIOTON S.A., WARSZAWA

  TICKER:                  N/A                 CUSIP:   X07308111

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve to make up the attendance list           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appointment of the scrutiny commission           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Adopt the amendments to the Company's            ISSUER            YES             FOR                  FOR

Statute text and the uniform statute text

PROPOSAL #5: Closure of the meeting                                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BIOTON S.A., WARSZAWA

  TICKER:                  N/A                 CUSIP:   X07308111

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the Meeting                                       ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2: Approve to prepare the list of                        ISSUER            YES         ABSTAIN           AGAINST

attendance and confirmation that the meeting has been

 duly convened and has the capacity to adopt

PROPOSAL #3: Election of the voting commission                    ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #4: Approve the agenda                                              ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #5: Approve to issue of bond convertible to         ISSUER            YES         ABSTAIN           AGAINST

shares

PROPOSAL #6: Approve to concern the change to                     ISSUER            YES         ABSTAIN           AGAINST

resolution no 20 dated on 29 JUN 2010 on changes to

the Company's statute connected with authorization

for the management Board to increase the Company's

share capital in range of target capital, concerning

conditional increase of share capital, excluding

rights for current shareholders and changes to the

Company's statute

PROPOSAL #7: Closing of the meeting                                       ISSUER            YES         ABSTAIN           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BIOTON S.A., WARSZAWA

  TICKER:                  N/A                 CUSIP:   X07308111

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening the general meeting                              ISSUER            YES             FOR                  FOR

PROPOSAL #2: Preparation of the present list  and              ISSUER            YES             FOR                  FOR

establishing whether the meeting has been duly

convened and has capability to adopt valid resolutions

PROPOSAL #3: Election of the voting committee                      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the meeting agenda                                ISSUER            YES             FOR                  FOR

PROPOSAL #5: Receive and approve the Management                 ISSUER            YES             FOR                  FOR

report about Company's activity and Company's

financial report for 2009 year

PROPOSAL #6: Receive and approve the Management                 ISSUER            YES             FOR                  FOR

Report about activity of Capital Group Bioton SA and

consolidated financial report of Capital Group Bioton

 SA for 2009 year

PROPOSAL #7: Receive and approve the Supervisory                ISSUER            YES             FOR                  FOR

Board reports for 2009 year

PROPOSAL #8: Approve to cover the loss of Company for        ISSUER            YES             FOR                  FOR

 2009 year

PROPOSAL #9: Grant discharge to the Members of                   ISSUER            YES             FOR                  FOR

Management from execution of their duties in 2009 year

PROPOSAL #10: Grant discharge to the Members of                 ISSUER            YES             FOR                  FOR

Supervisory Board from execution of their duties in

2009 year

PROPOSAL #11: Approve the decision of number of                 ISSUER            YES             FOR                  FOR

Supervisory Board Members and appointment of new

Members of Supervisory Board

PROPOSAL #12: Closing the meeting                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BIOVAIL CORP

  TICKER:                  N/A                 CUSIP:   09067J109

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Elect Dr. Douglas J.P. Squires as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Elect Mr. J. Spencer Lanthier as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Elect Mr. Serge Gouin as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Elect Mr. David H. Laidley as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Elect Mr. Mark Parrish as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Elect Dr. Laurence E. Paul as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Elect Mr. Robert N. Power as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Elect Mr. Frank Potter as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Elect Mr. Lloyd M. Segal as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Elect Sir Louis R. Tull as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Elect Mr. Michael R. Van Every as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.12: Elect Mr. William M. Wells as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Re-appoint Ernst and Young LLP as the            ISSUER            YES             FOR                  FOR

Auditors for the ensuing year and authorize the Board

 of Directors to fix the Auditors' remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BIRCHCLIFF ENERGY LTD NEW

  TICKER:                  N/A                 CUSIP:   090697103

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to fix the numbers of Directors         ISSUER            YES             FOR                  FOR

to be elected at the Meeting at 4

PROPOSAL #2: Election of the Directors of the                     ISSUER            YES             FOR                  FOR

Corporation for the ensuing year

PROPOSAL #3: Appointment of Delloitte & Touche LLP,          ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Auditors

PROPOSAL #4: Transact other business                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BIRLA CORPORATION LTD

  TICKER:                  N/A                 CUSIP:   Y0902X117

  MEETING DATE:      8/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the balance sheet as         ISSUER            YES             FOR                  FOR

at 31 MAR 2009, the profit and loss account for the

YE on that date and the reports of the Directors and

the Auditors thereon

PROPOSAL #2.: Declare a dividend on ordinary shares           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Shri Pracheta Majumdar as a         ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri Vikram Swarup as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Shri B.B. Tandon as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Appoint the Auditors and approve to fix        ISSUER            YES             FOR                  FOR

 their remuneration

PROPOSAL #7.: Approve that the vacancy caused by the         ISSUER            YES             FOR                  FOR

sad demise of Shri Rajendra S. Lodha be not filled up

PROPOSAL #8.: Approve, in partial modification of the        ISSUER            YES             FOR                  FOR

 resolution passed at the AGM of the Company held on

19 SEP 2006 and in accordance with the provisions of

Sections 198, 309 and other applicable provisions, if

 any, read with Schedule XIII of the Companies Act

1956, the variation in the terms and conditions of

remuneration payable to Shri B.R. Nahar, Executive

Director and Chief Executive Officer of the Company

[circulated earlier] with effect from 01 APR 2008,

for the remaining tenure of his office i.e. till 02

AUG 2009 as have been approved by the Board of

Directors [hereinafter referred to as the 'Board'

which term shall be deemed to include Remuneration

Committee] of the Company at its meeting held on 31

JUL 2008 and as set out in the agreement on revision

in his remuneration

PROPOSAL #9.: Approve, in accordance with the                     ISSUER            YES             FOR                  FOR

provisions of Sections 198, 269, 309 and other

applicable provisions, if any, read with Schedule

XIII of the Companies Act 1956, the re-appointment of

 Shri B.R. Nahar as an Executive Director and Chief

Executive Officer of the Company, not liable to

retire by rotation, for a period of 5 years with

effect from 03 AUG 2009, on the terms and conditions

including remuneration as specified to be entered

into by the Company with him and to placed befored

the meeting for approval, with further authority to

the Board of Directors [hereinafter referred to as

'the Board' which term shall be deemed to include

Remuneration Committee] of the Company to alter and

vary the terms and conditions of the said appointment

 and/or agreement in such manner as may be agreed

between the Board and Shri B.R. Nahar provided that

the total remuneration payable to Shri B.R. Nahar

shall not exceed the limit specified under the

Companies Act and Schedules appended thereto as

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BIRLA CORPORATION LTD

  TICKER:                  N/A                 CUSIP:   Y0902X117

  MEETING DATE:      10/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the balance sheet as         ISSUER            YES             FOR                  FOR

at 31 MAR 2009, the profit and loss account for the

YE on that date and the reports of the Directors and

the Auditors thereon

PROPOSAL #2.: Declare a dividend on ordinary shares           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Shri Pracheta Majumdar as a         ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri Vikram Swarup as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Shri B.B. Tandon as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Appoint the Auditors and approve to fix        ISSUER            YES             FOR                  FOR

 their remuneration

PROPOSAL #7.: Approve that the vacancy caused by the         ISSUER            YES             FOR                  FOR

sad demise of Shri Rajendra S. Lodha be not filled up

PROPOSAL #8.: Approve, that in partial modification          ISSUER            YES             FOR                  FOR

of the resolution passed at the AGM of the Company

held on 19 SEP 2006 and in accordance with the

provisions of Sections 198, 309 and other applicable

provisions, if any, read with Schedule XIII of the

Companies Act 1956, the variation in the terms and

conditions of remuneration payable to Shri B.R.

Nahar, Executive Director and Chief Executive Officer

 of the Company [circulated earlier] with effect from

 01 APR 2008, for the remaining tenure of his office

i.e. till 02 AUG 2009 as have been approved by the

Board of Directors [hereinafter referred to as the

'Board' which term shall be deemed to include

Remuneration Committee] of the Company at its meeting

 held on 31 JUL 2008 and as set out in the agreement

on revision in his remuneration

PROPOSAL #9.: Approve, that in accordance with the            ISSUER            YES             FOR                  FOR

provisions of Sections 198, 269, 309 and other

applicable provisions, if any, read with Schedule

XIII of the Companies Act 1956, the re-appointment of

 Shri B.R. Nahar as an Executive Director and Chief

Executive Officer of the Company, not liable to

retire by rotation, for a period of 5 years with

effect from 03 AUG 2009, on the terms and conditions

including remuneration as specified to be entered

into by the Company with him and to placed before the

 meeting for approval, with further authority to the

Board of Directors [hereinafter referred to as 'the

Board' which term shall be deemed to include

Remuneration Committee] of the Company to alter and

vary the terms and conditions of the said appointment

 and/or agreement in such manner as may be agreed

between the Board and Shri B.R. Nahar provided that

the total remuneration payable to Shri B.R. Nahar

shall not exceed the limit specified under the

Companies Act and Schedules appended thereto as

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BLACK EARTH FARMING LTD, JERSEY

  TICKER:                  N/A                 CUSIP:   G1311M114

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Election of Per Nyberg as a Chairman            ISSUER            YES             FOR                  FOR

for the meeting

PROPOSAL #2.: Approve the preparation of voting list         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the agenda                                            ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Election of one or two persons to check        ISSUER            YES             FOR                  FOR

 and sign the minutes

PROPOSAL #5.: Approve the resolution that the meeting        ISSUER            YES             FOR                  FOR

 has been duly convened

PROPOSAL #6.: Presentation by the Managing Director           ISSUER             NO              N/A                  N/A

PROPOSAL #7.: Presentation of the annual report and          ISSUER             NO              N/A                  N/A

the Auditor's report as well as the consolidated

annual report and the consolidated Auditor's report

PROPOSAL #8.a: Approve the adoption of the profit and        ISSUER            YES             FOR                  FOR

 loss account and the balance sheet as well as the

consolidated profit and loss account and the

consolidated balance sheet

PROPOSAL #8.b: Approve the appropriation of the                 ISSUER            YES             FOR                  FOR

Company's results according to the adopted balance

sheet; the Board of Directors proposes that no

dividend shall be paid for the financial period 2009

PROPOSAL #9.: Approve the determination of the 7                ISSUER            YES             FOR                  FOR

Directors and no Auditors

PROPOSAL #10.: Approve the determination of                        ISSUER            YES             FOR                  FOR

remuneration to the Directors and the Auditors; based

 on the above composition of the Board, the

Nomination Committee proposes a total Board

remuneration [including remuneration for the work

within the Committees of the Board of Directors] of

EUR 240,000, allocated as follows; each Director who

is not employed by the Company shall receive EUR

30,000, other than the Chairman of the Agricultural

Committee and the Audit Committee, who shall each

receive EUR 60,000

PROPOSAL #11.: Re-election of Per Brilioth, Alex                ISSUER            YES         AGAINST           AGAINST

Gersh, Sture Gustavsson and Henrik Persson, and the

election of Poul Schroder, Magnus Unger and Richard

Warburton as new Directors; current Directors

Vladimir Averchev and Paul Wojciechowski have

declined re-election; further, the meeting shall

appoint Per Brilioth as Chairman of the Board; elect

Deloitte as Auditor of the Company until the end of

the next AGM and remunerated upon approval of their

PROPOSAL #12.: Approve that a Nomination Committee            ISSUER            YES             FOR                  FOR

shall be established consisting of representatives

from the three largest shareholders in the Company;

the ownership shall be based on the shareholding

statistics from the Swedish central securities

depository Euroclear Sweden AB as per the last

business day in AUG 2010; the Members of the

Nomination Committee shall be announced as soon as

they have been appointed, which shall take place no

later than six months prior to the AGM in 2011; in

case of a material change in ownership prior to

completion of the work to be performed by the

Nomination Committee, it shall be possible to change

the composition of the Nomination Committee; the

Nomination Committee's mandate period extends up to

the appointment of a new Nomination Committee; the

Nomination Committee shall appoint a Chairman among

themselves; if the representatives cannot agree upon

appointment of Chairman, the representative

representing the shareholder with the largest number

of votes shall be appointed as Chairman; the

Nomination Committee shall prepare proposals for the

following resolutions at the AGM in 2011; election of

 the Chairman for the Meeting; election of Directors;

 election of the Chairman of the Board of Directors;

remuneration to the Directors; election of the

Company's Auditors and compensation to the Company's

Auditors, and proposal for how to conduct the

nomination process for the AGM in 2012

PROPOSAL #13.: Approve the following Management                 ISSUER            YES         AGAINST           AGAINST

remuneration principles etc.: the remuneration to the

 Managing Director and other Members of the senior

Management shall consist of fixed salary, variable

remuneration and other benefits; the total

remuneration shall correspond to the prevailing

market conditions and be competitive; the fixed and

variable remuneration shall correspond to the

respective individual's responsibility and authority;

 there is, in general, a mutual two months' period of

 notice of termination of employment between the

senior executives and the Company during which period

 the senior executives shall remain in their position

 and thereafter the senior executives are entitled to

 receive monthly salary during two additional months;

 however, the Company can agree with a senior

executive that he or she should immediately leave his

 or her position with a compensation corresponding to

 three months salary

PROPOSAL #14.: Closing of the Meeting                                    ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BLACKPEARL RES INC

  TICKER:                  N/A                 CUSIP:   09251U100

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to fix the Board of Directors          ISSUER            YES             FOR                  FOR

of the Corporation [the 'Board'] at five members

PROPOSAL #2.: Election of Keith C. Hill, John H.                ISSUER            YES             FOR                  FOR

Craig, Brian D. Edgar, John L. Festival and Victor

Luhowy as a the members of the Board

PROPOSAL #3.: Appointment of PricewaterhouseCoopers          ISSUER            YES             FOR                  FOR

LLP, Charted Accountants, Calgary, Alberta as the

Auditors of the Corporation for the ensuing FY at a

remuneration to be determined by the Board

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BLOOMSBURY PUBLISHING PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G1179Q132

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Directors and         ISSUER            YES             FOR                  FOR

the audited accounts for the YE 31 DEC 2009

PROPOSAL #2: Approve the Directors remuneration                 ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009

PROPOSAL #4: Re-elect Mr. Richard Charkin as a                   ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #5: Re-appoint Baker Tilly UK Audit LLP as          ISSUER            YES             FOR                  FOR

the Auditors and authorize the Directors to fix their

 remuneration

PROPOSAL #6: Authorize the Directors, pursuant to              ISSUER            YES             FOR                  FOR

Section 551 of the Companies Act 2006 the Act , to

allot any shares in the Company and to grant rights

to subscribe for or convert any security into shares

in the Company to such persons and on such terms as

they think proper, up to a maximum aggregate nominal

amount of GBP 226,004;  Authority expires at the

conclusion of the next AGM of the Company ; and the

Directors may make allotments during the relevant

period which may be exercised after the relevant

PROPOSAL #S.7: Authorize the Directors, subject to            ISSUER            YES             FOR                  FOR

the passing of Resolution 6 and pursuant to Section

570 of the Companies Act 2006  the Act , to allot

equity securities  Section 560 of the Act  for cash

pursuant to the authority conferred by Resolution 6,

disapplying the statutory pre-emption rights Section

561(1) , provided that this power is limited to the

allotment of equity securities: a) in connection with

 a rights issue, open offer or other pre-emptive

offer in favor of ordinary shareholders; b) up to an

aggregate nominal amount of GBP 46,200; and c)

pursuant to the terms of the Company's existing

employee' share or share option schemes or any other

employee's share scheme; CONTD

PROPOSAL #CONT: Authority expires the earlier of the         ISSUER             NO              N/A                  N/A

conclusion of the next AGM of the Company or 15

months ; and the Directors may allot equity

securities after the expiry of this authority in

pursuance of such an offer or agreement made prior to

 such expiry and all prior powers granted under

Section 89(1) pf the Companies Act 1985 or Section

571 of the Act be revoked provided that such

revocation shall not have retrospective effective

PROPOSAL #S.8: Authorize the Company, for the purpose        ISSUER            YES             FOR                  FOR

 of Section 701 of the Companies Act 2006  the Act ,

to make market purchases  Section 693(4) of the Act

of its ordinary shares of 1.25p each  ordinary shares

  in such manner and on such terms as the Directors

may from time to time determine provided that: a) the

 maximum number of ordinary shares to be purchased is

 3,695,986; b) the maximum price which may be paid

for each ordinary share is an amount equal to 105% of

 the average middle market quotations for such shares

 derived from the London Stock Exchange Daily

Official List, over the previous 5 business days, at

a minimum price of 1.25 pence; CONTD

PROPOSAL #CONT: CONTD  Authority expires the earlier         ISSUER             NO              N/A                  N/A

of the conclusion of the next AGM of the Company in

2011 or 15 months ; and the Company, before the

expiry, may make a contract to purchase ordinary

shares which will or may be executed wholly or partly

 after such expiry

PROPOSAL #S.9: Amend the Articles of Association of          ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company's Memorandum of Association which by virtue

of Section 28 Companies Act 2006 are to be treated as

 provisions of the Company's Articles of Association;

 and adopt the Articles of Association of the Company

 produced to the meeting and as specified, in

substitution for, and to the exclusion of the

existing Articles of Association

PROPOSAL #S.10: Approve that the general meeting,              ISSUER            YES             FOR                  FOR

other than an AGM may be called on not less than 14

clear days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BLUE LABEL TELECOMS LTD

  TICKER:                  N/A                 CUSIP:   S12461109

  MEETING DATE:      11/25/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the annual financial statements           ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Re-elect G. D. Harlow as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Re-elect R. J. Huntley as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Re-elect N. N. Lazarus as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint PricewaterhouseCoopers Inc          ISSUER            YES             FOR                  FOR

as the Independent Registered Auditors of the Company

 for the ensuing year and authorize the Directors to

determine the remuneration of the Auditors for the

past year's audit as reflected in Note 18 of the

annual financial statements; the individual

Registered Auditor who will undertake the audit

during the FY ending 31 MAY 2010 is EJ Gerryts

PROPOSAL #S.4: Grant authority to repurchase shares           ISSUER            YES             FOR                  FOR

PROPOSAL #5.o.1: Approve the Non-Executive Directors         ISSUER            YES             FOR                  FOR

fees

PROPOSAL #6.O.2: Approve to control the authorized            ISSUER            YES             FOR                  FOR

but unissued shares

PROPOSAL #7.O.3: Grant authority to issue shares for         ISSUER            YES             FOR                  FOR

cash

PROPOSAL #8.O.4: Approve the signature of                            ISSUER            YES             FOR                  FOR

documentation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BLUE SQUARE ISRAEL LTD, ROSH HAAYIN

  TICKER:                  N/A                 CUSIP:   M20195109

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the share purchase agreement              ISSUER            YES         ABSTAIN           AGAINST

between the Company and the controlling shareholder,

Alon Israel Oil Co. Ltd., for the purchase by the

Company of the shares held by Alon in Dor-Alon Energy

 Israel 1988 Ltd, in accordance with which each Dor-

Alon share owned by Alon will be exchanged for 1.8

shares of the Company, as an integral part of the

agreement the Company will distribute a dividend to

the shareholders (after completion of the exchange)

in the amount of NIS 800 million

PROPOSAL #2.1: Election of D. Wiessman as a Director         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.2: Election of Y. Bader as a director               ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.3: Election of S. Even as a Director                ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.4: Election of D. Bogoslavski as a                   ISSUER            YES         ABSTAIN           AGAINST

Director

PROPOSAL #2.5: Election of A. Miron as a Director               ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3: Appointment of Accountant Auditors for          ISSUER            YES         ABSTAIN           AGAINST

2010 and authorization of the Audit Committee to fix

their fees

PROPOSAL #4: Approve to change of name of the Company        ISSUER            YES         ABSTAIN           AGAINST

 to Alon holdings Blue Square Israel Ltd, and

corresponding change in Memorandum and Articles

PROPOSAL #5: Receive the financial statements and              ISSUER            YES         ABSTAIN           AGAINST

Directors' report for the year 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BLUEBAY ASSET MANAGEMENT PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G13287100

  MEETING DATE:      11/25/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Directors and        ISSUER            YES         AGAINST           AGAINST

 the Auditors and the financial statements for the YE

 30 JUN 2009

PROPOSAL #2.: Approve the remuneration report of the         ISSUER            YES             FOR                  FOR

Directors for the YE 30 JUN 2009

PROPOSAL #3.: Declare the final dividend of 4.8 pence        ISSUER            YES             FOR                  FOR

 per ordinary shares for the YE 30 JUN 2009

PROPOSAL #4.: Re-elect Mr. T Eccles as a Director               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Re-elect Mr. N Williams as a Director           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6.: Re-elect Mr. A Khein as a Director                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES         AGAINST           AGAINST

as the Auditors of the Company until the conclusion

of next AGM before which accounts are laid and

authorize the Directors to set the Auditors'

PROPOSAL #S.8: Amend the Articles of Association of          ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the Companies Act 2006; have been

treated as provisions of the Company's Articles of

Association with effect from 01 OCT 2009; adopt, the

Articles of Association produced to the meeting and

initialed by the Chairman of the meeting for the

purpose of identification, as the new Articles of

Association of the Company in substitution for, and

to the exclusion of the existing Articles of

PROPOSAL #S.9: Approve that the general meeting other        ISSUER            YES             FOR                  FOR

 than an AGM may be called on not less than 14 clear

days notice

PROPOSAL #S.10: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases [Section 693(4)] of the Companies Act 2006]

 up to 19,419,250 ordinary shares [representing 10%

of the Company's issued ordinary share capital] of

0.1 pence each in the Company, at a minimum price of

0.1 pence for each share and 105% over the average

middle market quotations for such shares for the 5

business days immediately preceding the date on which

 the Company agrees to buy the shares concerned based

 on the Daily Official List of the London Stock

Exchange; and [Authority expires the earlier of for

the period ending on the date of the AGM or 25 MAY

2011]; the Company, before the expiry, may make a

contract to purchase ordinary shares which will or

may be executed wholly or partly after such expiry

PROPOSAL #11.: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, in accordance with Section 551 of the

Companies Act 2006, to exercise all the powers of the

 Company to allot shares in the Company and to grant

rights to subscribe for, or to convert any security

into, shares in the Company [Rights]; up to an

aggregate nominal amount of GBP 64,730.83

representing approximately one-third of the issued

share capital of the Company as at 30 SEP 2009 and up

 to aggregate nominal amount of GBP 64,730.83,

representing approximately one-third of the issued

share capital of the Company as at 30 SEP 2009, and

provided that: they are equity securities [within the

 meaning of section 560(1) of the Companies Act

2006]; and ii) they are offered by way of a rights

issue, to ordinary shareholders on the register of

Members at such record date as the Directors may

determine where the equity Securities respectively

attributable to the interests of the ordinary

shareholders are in proportion to the respective

numbers of ordinary shares held or deemed to be held

by them on any such record date; subject to such

brother arrangements as the Board may deem necessary

or expedient in relation to treasury shares,

fractional entitlements, record dates, legal or

practical problems arising under the laws any

overseas territories the requirements any regulatory

body or stock exchange or by virtue of shares being

represented by depositary receipts or any other

matter; [Authority shall expire the earlier of the

conclusion of the next AGM of the Company]; the

Company may, in each case, before such expire make an

 offer or agreement which would or might require

shares to be allotted or rights to be granted after

such expire and the Directors may allot shares and

grant Rights in pursuance of any such offer or

agreement notwithstanding that the authority

PROPOSAL #S.12: Authorize the Board, pursuant to                ISSUER            YES             FOR                  FOR

Sections 570 and 573 of the Companies Act 2006, to

allot equity securities [as defined in Section 560(1)

 of the Companies Act 2006] wholly for cash either

pursuant to the authority conferred by Resolution 11

and/or by way of a sale of treasury shares as if

section 561(1) of the Companies Act 2006 did not

apply to any such allotment, provided that this power

 shall be limited to the allotment of equity

securities in connection with an offer of securities

[but in the case of the authority granted under

paragraph 2 of Resolution 11 by way of a rights issue

 only]; i) in favour of holders of ordinary shares on

 the register of members at such record date as the

Directors may determine where the equity securities

respectively attributable to the interests of the

ordinary shareholders are in proportion [as nearly as

 may be practicable] to their respective numbers of

such ordinary shares held or deemed to be held by

them on any such record date, and ii) subject to such

 exclusions or other arrangements as the Directors

may deem necessary or expedient in relation to

treasury shares, fractional entitlements, record

dates or any legal or practical problems arising

under the laws of any overseas territory, or the

requirements of any regulatory body or stock exchange

 or by virtue of shares being represented by

depository receipts or any other matter; and the

allotment to any person or persons of equity

securities; up to an aggregate nominal amounts GBP

9,709.62, representing approximately 5% of the issued

 share capital of the Company as at 30 SEP; and

[Authority expire at the earlier of the conclusion of

 the next AGM of the Company or 31 DEC 2010]; the

Company may, before such expiry make an offer or

agreement which would or might require equity

securities to be allotted after such expiry and the

Directors may allot equity securities in pursuance of

 any such offer or agreement notwithstanding that the

 power conferred by this resolution has expired

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BOARDWALK REAL ESTATE INVT TR

  TICKER:                  N/A                 CUSIP:   096631106

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive the consolidated financial            ISSUER             NO              N/A                  N/A

statements of the Trust for the YE 31 DEC 2009 and

the Auditor's report thereon

PROPOSAL #1: Approve to fix the number of trustees to        ISSUER            YES             FOR                  FOR

 be elected at the meeting at not more than five

PROPOSAL #2.1: Election of Arthur L. Havener, Jr. as         ISSUER            YES             FOR                  FOR

a Trustee of the Trust for the ensuing year

PROPOSAL #2.2: Election of Al W. Mawani as a Trustee         ISSUER            YES             FOR                  FOR

of the Trust for the ensuing year

PROPOSAL #2.3: Election of James R. Dewald as a                 ISSUER            YES             FOR                  FOR

Trustee of the Trust for the ensuing year

PROPOSAL #2.4: Election of Sam Kolias as a Trustee of        ISSUER            YES             FOR                  FOR

 the Trust for the ensuing year

PROPOSAL #2.5: Election of Gary Goodman as a Trustee         ISSUER            YES             FOR                  FOR

of the Trust for the ensuing year

PROPOSAL #3: Appointment of Deloitte & Touche LLP as         ISSUER            YES             FOR                  FOR

the Auditors of the Trust for the ensuing year and

authorize the Trustees of the Trust to fix the

remuneration of such Auditors

PROPOSAL #4: Ratify the deferred unit grants pursuant        ISSUER            YES             FOR                  FOR

 to the Deferred Unit Plan of the Trust (the Deferred

 Unit Plan), all as specified

PROPOSAL #5: Amend the Declaration of Trust                        ISSUER            YES             FOR                  FOR

constituting the Trust which are contemplated or

necessary in connection with the business of the

trust, all as specified

PROPOSAL #S.6: Amend the Declaration of Trust                     ISSUER            YES             FOR                  FOR

constituting the Trust which are contemplated or

necessary in connection with the business of the

Trust, all as specified

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BOART LONGYEAR LTD, SYDNEY NSW

  TICKER:                  N/A                 CUSIP:   Q1645L104

  MEETING DATE:      9/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, for the purpose of ASX Listing        ISSUER            YES         ABSTAIN           AGAINST

 Rule 7.4, and for all the other purposes, the prior

issue of 445,803,654 shares to the Unconditional

Placement Investors at an issue price of AUD 0.27 per

 share, on the terms as specified

PROPOSAL #2.: Approve, for the purpose of ASX Listing        ISSUER            YES         ABSTAIN           AGAINST

 Rule 7.1, and for all the other purposes, the prior

issue of 851,174,467 shares to the Conditional

Placement Investors at an issue price of AUD 0.27 per

 share, on the terms as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BOART LONGYEAR LTD, SYDNEY NSW

  TICKER:                  N/A                 CUSIP:   Q1645L104

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Re-elect Mr. Graham Bradley as a                     ISSUER            YES             FOR                  FOR

Director of the Company in accordance with ASX

Listing Rule 14.4, who retired by rotation in

accordance with the Company's constitution

PROPOSAL #2: Re-elect Mr. Bruce Brook as a Director          ISSUER            YES             FOR                  FOR

of the Company in accordance with ASX listing rule

14.4, who retired by rotation in accordance with the

Company's constitution

PROPOSAL #3: Re-elect Mr. David McLemore as a                     ISSUER            YES             FOR                  FOR

Director of the Company in accordance with ASX

Listing rule 14.4, who retired by rotation in

accordance with the Company's constitution

PROPOSAL #4: Approve for the purposes of ASX Listing         ISSUER            YES             FOR                  FOR

Rule 10.14 and for all other purposes, the grant of

9,00,000 options to Mr. Craig Kipp in accordance with

 the terms  as specified

PROPOSAL #5: Approve, for the purposes of Section              ISSUER            YES             FOR                  FOR

254H of the corporations act, ASX Listing Rule 7.20

ASX Listing Rule 7.22 and for all other purposes, the

 issued capital of the Company be consolidated on the

 basis that every ten 10 shares be consolidated into

1 share, and where this consolidation results in a

fraction of a share being held by a shareholder and

authorize the Directors of the Company to round that

fraction up to the nearest whole share in accordance

with the constitution of the Company, with the

consolidation to take effect on a date to be

announced to the ASX in accordance with the

requirements of the Listing Rules

PROPOSAL #6: Adopt the remuneration report for the            ISSUER            YES             FOR                  FOR

FYE 31 DEC 2009 as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BOBST GROUP SA, PRILLY

  TICKER:                  N/A                 CUSIP:   H0932T101

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report and the annual        ISSUER            YES             FOR                  FOR

 financial statements 2009 of the Company's accounts

and the groups consolidated accounts

PROPOSAL #2: Grant discharge to the Board of Directors      ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the appropriation of available          ISSUER            YES             FOR                  FOR

earnings on 31 DEC 2009

PROPOSAL #4: Amend the Articles of Association                    ISSUER            YES             FOR                  FOR

PROPOSAL #5.1: Re-elect Mr. Charles Gebhard as the            ISSUER            YES             FOR                  FOR

Board of Director

PROPOSAL #5.2: Re-elect Mr. Ulf Berg as the Board of         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6: Appointment of Ernst and Young SA as the        ISSUER            YES             FOR                  FOR

 Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BODYCOTE PLC

  TICKER:                  N/A                 CUSIP:   G1214R111

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual report and the                   ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #2: Approve the Board report on remuneration        ISSUER            YES             FOR                  FOR

PROPOSAL #3: Declare a dividend                                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-election of Mr. J.A. Biles as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5: Re-election of Mr. D.F. Landless as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6: Reappointment of the Auditors                           ISSUER            YES             FOR                  FOR

PROPOSAL #7: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

Auditor's remuneration

PROPOSAL #8: Authorize the Directors to allot shares         ISSUER            YES             FOR                  FOR

PROPOSAL #S.9: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

equity securities for cash pursuant to Section 560 of

 the Companies Act 2006

PROPOSAL #S.10: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #S.11: Approve and adopt new Articles of              ISSUER            YES             FOR                  FOR

Association

PROPOSAL #S.12: Approve the notice period for general        ISSUER            YES             FOR                  FOR

 meetings

PROPOSAL #13: Approve and adopt the amendments to              ISSUER            YES             FOR                  FOR

Bodycote Share Match Plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BOIRON SA, STE FOY LES LYON

  TICKER:                  N/A                 CUSIP:   F10626103

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts                              ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the consolidated accounts                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the allocation of the result               ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the agreements regulated under          ISSUER            YES         AGAINST           AGAINST

Article L. 225-38 ET sequence of the Code DE Commerce

PROPOSAL #5: Approve to renew the appointment of Mr.         ISSUER            YES         AGAINST           AGAINST

Christian Boiron's as a Director

PROPOSAL #6: Approve to renew the appointment of Mr.         ISSUER            YES             FOR                  FOR

Michel Boissou's as a Director

PROPOSAL #7: Ratify the appointment of Mrs. Stephanie        ISSUER            YES         AGAINST           AGAINST

 Chesnot's as a Director vice Mr. Paul Mollin,

PROPOSAL #8: Approve the Directors' attendance fees           ISSUER            YES             FOR                  FOR

PROPOSAL #9: Approve the Share Redemption Program               ISSUER            YES             FOR                  FOR

PROPOSAL #10: Powers for the necessary legal                       ISSUER            YES             FOR                  FOR

formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BOLSAS Y MERCADOS ESPANOLES SA

  TICKER:                  N/A                 CUSIP:   E8893G102

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts  balance              ISSUER            YES             FOR                  FOR

sheet, income statement, statement of changes in

equity, cash flow statement and notes  and Management

 Report, individual and consolidated Spanish Stock

Exchanges and Markets, Sociedad Holding de Mercadosy

Sistemas Financieros, SA, and management of its Board

 of Directors, all for the YE 31 DEC 2009

PROPOSAL #2: Approve the application of income for            ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #3: Approve the distribution of an                        ISSUER            YES             FOR                  FOR

extraordinary dividend under free reserves, subject

to prior approval of the proposed appropriation of

earnings for the year 2009

PROPOSAL #4.1: Re-elect Ms. Margarita Prat Rodrigo as        ISSUER            YES             FOR                  FOR

 a Member of Governing Body the statutory period of 4

 years in accordance with the provisions of Article

38.1 of the statute

PROPOSAL #4.2: Re-elect D. Alvaro Cuervo-Garcia as a         ISSUER            YES             FOR                  FOR

Member of the Board, the statutory period of 4 years

in accordance with the provisions of Article 38.1 of

the Bylaws

PROPOSAL #4.3: Re-elect D. Karel Lannoo as a Member          ISSUER            YES             FOR                  FOR

of the Board, the statutory period of 4 years in

accordance with the provisions of Article 38.1 of the

 Bylaws

PROPOSAL #4.4: Re-elect D. Manuel Olivencia Ruiz as a        ISSUER            YES             FOR                  FOR

 Member of the Board, for the statutory period of 4

years in accordance with the provisions of Article

38.1 of the Bylaws

PROPOSAL #4.5: Appoint Ms. Rosa Maria Garcia Garcia          ISSUER            YES             FOR                  FOR

as a Member of the Governing Body, by

PROPOSAL #4.6: Appoint D. Carlos Stilianopoulos                 ISSUER            YES         AGAINST           AGAINST

Ridruejo as a Member of the Board of

PROPOSAL #5: Approve to fix the remuneration of the          ISSUER            YES             FOR                  FOR

President in accordance with the provisions of

Article 40 of the Bylaws

PROPOSAL #6: Approve to fix the remuneration of                 ISSUER            YES             FOR                  FOR

managers as provided in Article 40 of the Bylaws

PROPOSAL #7: Approve to renew the Deloitte, SL as an         ISSUER            YES             FOR                  FOR

Auditor of Bolsasy Mercados Spanish, Sociedad Holding

 de Mercadosy Sistemas Financieros, SA and

consolidated annual accounts of the Group, for a

period of one year in accordance with the provisions

of Article 204 of the Companies Act Limited

PROPOSAL #8: Authorize the Board of administration,          ISSUER            YES             FOR                  FOR

where appropriate, acquisition of own shares directly

 or through Group companies, in accordance with

Article 75 of the Companies Act, setting limits and

requirements of these acquisitions and delegation to

the Governing Body of the powers necessary for the

implementation of the agreement adopted by the

General Board in this regard

PROPOSAL #9: Grant authority to the formalize,                   ISSUER            YES             FOR                  FOR

correct, clarify, interpret, clarify, supplement,

implement and raise public the agreements adopted

PROPOSAL #10: Approve to Inform the General Meeting          ISSUER            YES             FOR                  FOR

of Shareholders on the amendments to the Regulations

Governing Council, in accordance with the provisions

of Article 115 of the Securities Exchange Act

PROPOSAL #11: Any other business                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BOMBAY DYEING & MANUFACTURING CO LTD

  TICKER:                  N/A                 CUSIP:   Y0922X147

  MEETING DATE:      8/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited         ISSUER            YES             FOR                  FOR

balance sheet as at 31 MAR 2009 and profit and loss

account for the YE on that date and the reports of

the Directors and Auditors thereon

PROPOSAL #2.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Mr. Nusli N. Wadia as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. S. Ragothaman as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. S. M. Palia as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Appoint Messrs. Kalyaniwalla & Mistry,         ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Auditors of the Company

 to hold office from the conclusion of this AGM until

 the conclusion of the next AGM and authorize the

Board of Directors to fix their remuneration

PROPOSAL #7.: Appoint Ms. Vinita Bali as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #S.8: Approve, pursuant to Sections 198,              ISSUER            YES             FOR                  FOR

269, 309, 311 and other applicable provisions, if

any, of the Companies Act, 1956 ['the Act'] read with

 Schedule XIII thereto [including any statutory

modification(s) or re-enactment thereof for the time

being in force] and pursuant to Article 145 of the

Articles of Association of the Company and subject to

 the approval of the Central Government, if and to

the extent necessary, and such other approvals,

permissions and sanctions as may be required, and

subject to the conditions and modifications, as may

be prescribed or imposed by any of the authorities in

 granting such approvals, permissions and sanctions,

the reappointment of Mr. P.V. Kuppuswamy as a Joint

Managing Director of the Company for a period of 5

years with effect from 01 JUN 2009 and payment of

remuneration on the terms and conditions as approved

by the remuneration compensation committee and by the

 Board of Directors at their respective Meetings held

 on 30 APR 2009 and as specified and Mr. P. V.

Kuppuswamy, a draft whereof duly initialed by the

Chairman for purposes of identification is submitted

to this Meeting, which agreement is hereby

specifically sanctioned with liberty and power to the

 Board of Directors which expression shall also

include the remuneration/compensation committee of

the Board, in the exercise of its discretion, to fix

and to revise from time to time the actual

remuneration of Mr. P. V. Kuppuswamy within the

ceilings stipulated in the agreement and to

alter/vary/modify/ amend from time to time the terms

and conditions of the said appointment and

remuneration and agreement in such manner as may be

agreed to between the Board and Mr. P. V. Kuppuswamy,

 provided that such

alteration/variation/modification/amendment is in

conformity with the applicable provisions of the act

as amended from time to time; where in any FY

comprised in the period of 3 years with effect from

01 JUN 2009, during the currency of tenure of Mr.

P.V.. Kuppuswamy as a Joint Managing Director, the

Company has no profits or its profits are inadequate,

 the Company shall pay Mr. P. V. Kuppuswamy

remuneration as determined from time to time by the

Board pursuant to the authority vested in them in

terms of this resolution, subject to compliance with

the applicable provisions of Schedule XIII to the

Act; with the approval of the Central Government it

and to the extent necessary, and such remuneration

shall be treated as the minimum remuneration payable

to Mr. P. V. Kuppuswamy in the absence or inadequacy

of profits, in accordance with the provisions of

Sections 198(4), 309(3), 311 and other applicable

provisions, if any, of the Act read with Schedule

XIII thereto (including any statutory modification(s)

 or re-enactment thereof for the time being in

force); authorize the Board to do all such acts,

deeds, matters arid things as may be necessary and

PROPOSAL #S.9: Approve, pursuant to Sections 198,              ISSUER            YES             FOR                  FOR

269, 309, 311 and other applicable provisions, if

any, of the Companies Act, 1956 [ Act] read with
Schedule X thereto (including any statutory

modification(s) or re-enactment thereof for the time

being in force) and pursuant to Article 145 of the

Articles of Association of the Company and subject to

 the approval of the Central Government, if and to

the extent necessary, and such other approvals,

permissions and sanctions as may be required, and

subject to the conditions and modification as may be

prescribed or imposed by any of the authorities in

granting such approvals, permissions and sanctions,

the reappointment of Mr. Ness N. Wadia as a Joint

Managing Director of the Company for a period of 5

years with effect from 01 JUN 2009 and payment of

remuneration on the terms and conditions as approved

by the remuneration/compensation committee by the

Board of Directors at their respective Meetings held

on 30 APR 2009 and as specified and Mr. Ness N.

Wadia, a draft whereof duty initialed by the Chairman

 for purposes of identification is submitted to this

Meeting which agreement is hereby specifically

sanctioned with liberty and power to the Board of

Directors, in the exercise of its discretion, to fix

and to revise from time to time the actual

remuneration of Mr. Ness N. Wadia within the ceilings

 stipulated in the Agreement and to

alter/verify/modify/amend from time to time the terms

 and conditions of the said appointment and

remuneration and/or Agreement in such manner as may

be agreed to between the Board and Mr. Ness N. Wadia,

 provided that such

alteration/variation/modification/amendment is in

conformity with the applicable provisions of the Act

as amended from time to time; where in any FY

comprised in the period of 3 years with effect from

0I JUN 2009, during the currency of tenure of Mr.

Ness N. Wadia as a Joint Managing Director of the

Company has no profits or its profits are inadequate,

 the Company shall pay Mr. Ness N. Wadia remuneration

 as determined from time to time by the Board

pursuant to the authority vested in the(T) in terms

of this resolution, subject to compliance with the

applicable provisions of Schedule XIII to the Act,

with the approval of the Central Government if and to

 the extent necessary, such remuneration shall be

treated as the minimum remuneration payable to Mr.

Ness N. Wadia is the absence or inadequacy of

profits, in accordance with the provisions of

Sections 198(4), 309(3), 311 and other applicable

provisions, if any, of the Act read with Schedule

XIII thereto (including any statutory modification(s)

 or re-enactment thereof for the time being in tome);

 authorize the Board to do all such acts, deeds,

matters and things as may be necessary and desirable

PROPOSAL #10.: Authorize the Board of Directors of            ISSUER            YES         AGAINST           AGAINST

the Company, in suppression of resolution no. 8

passed at the 127th AGM of the Company held on 25 JUL

 2007, in terms of the Section 293(1)(d) and other

applicable provisions, if any, of the Companies Act,

1956 [hereinafter referred to as 'the Board' which

term shall be deemed to include any committee

thereof] for borrowing from time to time any sum or

sums of money (exclusive of interest) not exceeding

at any time the sum of INR 2000 Crores on such terms

and conditions as the Board may deem fit,

notwithstanding that the moneys to be borrowed

together with the moneys already borrowed by the

Company (apart from temporary loans obtained or to be

 obtained from the Company's bankers in the ordinary

course of business) may exceed the aggregate of the

paid up capital of the Company and its free reserves,

 that is to say, reserves not set apart for any

PROPOSAL #11.: Authorize the Board of Directors of            ISSUER            YES         AGAINST           AGAINST

the Company [hereinafter referred to as the Board

which term shall bee deemed to include nay Committee

thereof], in suppression of resolution no. 9 passed

at the 127th AGM of the Company held on 25 JUL 2007,

in terms of Section 293(l)(a) and other applicable

provisions, if any, of the Companies Act, 1956, for

creating such charges, mortgages and hypothecations

in addition to the existing charges, mortgages and

hypothecations created by the Company, on such

movable and immovable properties of the Company

wheresoever situate, both present and future, on such

 terms, at such time, in such form and in such manner

 as the Board may deem fit, together with power to

take over the Management of the business and concern

of the Company in certain events in favor of all or

any of the following, namely: Banks, Financial

Institutions, Insurance Companies, Investment

Institutions, other investing agencies, Bodies

Corporate incorporated under any statute and trustees

 for the holders of debentures/secured premium notes/

 bonds/other securities/debt instruments, and other

secured lenders to secure repayment of any loans

[both rupee loans and foreign currency loans] and/or

any other financial assistance and/or guarantee

facilities already obtained or that may hereafter be

obtained from any of the Lenders by the Company,

and/or secure redemption of debentures (whether

partly/fully convertible or non-convertible)/secured

premium notes/bonds/other securities/debt instruments

 and/or rupee/foreign currency convertible bonds

and/or bonds with share warrants attached, already

issued or than hereafter be issued by the Company,

together with all interest, compound additional

interest, commitment charge, liquidated damages

premium on prepayment or on redemption, trustees'

remuneration, costs, charges, expenses and all other

moneys including revaluation/devaluation/fluctuation

in the rates of foreign currencies involved, payable

by the Company to the Lenders concerned, in terms o

heir respective Loan Agreements/Heads of

Agreements/Hypothecation Agreements/Trustees

Agreements/Letters of Sanction/Memorandum of terms

and conditions/Debenture Certificates entered into/to

 be entered into & issued/to be issued by the

Company, provided the total borrowings of the Company

 (exclusive of interest) whether by way of loans

and/or any other financial assistance and/or

guarantee facilities and/or issue of

debentures/secured premium notes/other

securities/debt instruments to be secured as

aforesaid (apart from temporary loans obtained or to

be obtained from the Company's bankers in the

ordinary course of business) shall not any time

exceed the limit of INR 2000 Crores; authorize the

Board to finalize and execute with any of the Lenders

 jointly or severally, the documents, instruments and

 writings for creating aforesaid mortgage/charge and

to do all such acts, deeds, matters and things as may

 be considered necessary, desirable or expedient for

implementing the aforesaid resolution and to resolve

PROPOSAL #S.12: Approve, pursuant to the provisions          ISSUER            YES             FOR                  FOR

of Section 163 of the Companies Act 1956 ['the Act'],

 the register of Members the Index of Members, the

Register and index of Debenture holders and copies of

 all annual returns prepared under Section 159 of the

 Act together with the copies of Certificates and

documents required to be annexed thereto under

Section 161 of the Act or any one or more of them be

kept at the office of the Company's registrar and

share transfer agents M/s. Sharepro Services India

Pvt Ltd, at 13 AB, Samhita Warehousing complex, Saki

Naka Telephone Exchange Lane, Off Andheri Kurla Road,

 Saki Naka, Andheri (E), Mumbai 400 072

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BOMBAY DYEING & MANUFACTURING CO LTD

  TICKER:                  N/A                 CUSIP:   Y0922X147

  MEETING DATE:      3/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, pursuant to the provisions of Section 81

 (1A) and all other applicable provisions, if any, of

 the Companies Act, 1956 including any statutory

modification(s) or re-enactment thereof for the time

being in force (the Act) and in accordance with the

relevant provisions of the Memorandum and Articles of

 Association of the Company, the

rules/regulations/guidelines, if any, prescribed by

the Government of India, the Reserve Bank of India,

Securities and Exchange Board of India (SEBI) and/or

any other regulatory authority, the listing agreement

 entered into by the Company with the Stock Exchanges

 where the Equity Shares of the Company are listed

and subject to approval(s), consent(s), permission(s)

 and/or sanction(s), if any, of appropriate

authorities, institutions or bodies as may be

required, and subject to such conditions as may be

prescribed by any of them while granting any such

approval(s), consent(s), permission(s), and/or

sanction(s), (hereinafter referred to as 'the Board',

 which term shall include any Committee of the Board

constituted/to be constituted to exercise its powers,

 including the powers conferred by this Resolution),

to create, offer, issue and allot not exceeding

39,57,000 Warrants comprising 19,30,000 Warrants with

 option to subscribe to equivalent number of Equity

Shares of INR 10 each, which option shall be

exercisable not later than 31 MAR 2011 in 1 or more

tranches subject to such allotment of Equity Shares

not exceeding 5% of the existing paid up Equity Share

 capital of the Company and further 20,27,000

Warrants with option to subscribe to equivalent

number of Equity Shares of INR 10 each, on or after

01 APR 2011 but not later than 18 months from the

date of issue of the Warrants in 1 or more tranches,

subject to such allotment of Equity Shares not

exceeding 5% of the then existing paid-up Equity

Share capital of the Company, to Promoter(s)/Promoter

 Group whether or not they are members of the

Company, on a preferential basis in such manner and

on such terms and conditions as may be determined by

the Board in its absolute discretion in accordance

with the applicable SEBI Regulations; the pricing of

the Securities shall be at a price equal to: a] the

average of the weekly high and low of the closing

prices of the Company's equity shares quoted on the

stock exchange (National Stock Exchange of India

Limited) during the 6 months preceding the 'relevant

date'; or b] the average of the weekly high and low

of the closing prices of the Company's equity shares

quoted on a stock exchange (National Stock Exchange

of India Limited) during the two weeks preceding the

'relevant date', whichever is higher; the 'relevant

date' for this purpose being 21 FEB 2010; to issue

and allot such number of Equity Shares as may be

required to be issued and allotted upon exercise of

the right attached to the Warrants referred to above

or as may be necessary in accordance with the terms

of the offer, all such Equity Shares proposed to be

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BONDUELLE SA, RENESCURE

  TICKER:                  N/A                 CUSIP:   F10689119

  MEETING DATE:      12/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the consolidated accounts                ISSUER            YES             FOR                  FOR

PROPOSAL #O.2: Approve the annual accounts                           ISSUER            YES             FOR                  FOR

PROPOSAL #O.3: Approve the distribution of profits            ISSUER            YES             FOR                  FOR

and fixation of the dividend

PROPOSAL #O.4: Approve the special report of the                ISSUER            YES             FOR                  FOR

Statutory Auditor on the regulated agreements and

commitments and those agreements

PROPOSAL #O.5: Approve to renew Mr. Daniel                          ISSUER            YES             FOR                  FOR

BRACQUART's mandate as a Supervisory Member

PROPOSAL #O.6: Approve to renew Mr. Andre CRESPEL's          ISSUER            YES             FOR                  FOR

mandate as a Supervisory Member

PROPOSAL #O.7: Approve to renew Mrs. Isabelle                     ISSUER            YES             FOR                  FOR

DANJOU's mandate as a Supervisory Member

PROPOSAL #O.8: Approve the attendance allowances                ISSUER            YES             FOR                  FOR

PROPOSAL #O.9: Approve the shares buyback program               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #E.10: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce the capital under a shares buyback program

PROPOSAL #E.11: Authorize the Board of Directors in          ISSUER            YES         AGAINST           AGAINST

order to carry out a capital increase by issuing

common shares and/or warrants, giving access to the

capital with cancellation of preferential

subscription rights by private placement

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

carry out a capital increase, within the limit of 10%

 [maximum 10%], in order to remunerate contributions

in kind of equity securities or warrants, giving

access to the capital

PROPOSAL #E.13: Authorize the Board of Directors in          ISSUER            YES             FOR                  FOR

order to increase the share capital by issuing shares

 reserved for the Members of the Company's Savings

Plan pursuant to Articles L.3332-18 and sequence of

the Labour Code

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

grant shares subscription and/or purchase options to

the employees and/or certain Corporate Managers

PROPOSAL #E.15: Formalities                                                     ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BONGRAIN SA, VIROFLAY

  TICKER:                  N/A                 CUSIP:   F10731119

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the agreements and                            ISSUER            YES         AGAINST           AGAINST

undertakings pursuant to Articles L. 225-38 et seq.

of the commercial code

PROPOSAL #O.2: Approve the financial statements of            ISSUER            YES         AGAINST           AGAINST

the Company for the FYE on 31 DEC 2009

PROPOSAL #O.3: Approve the consolidated financial              ISSUER            YES         AGAINST           AGAINST

statements for the FYE on 31 DEC 2009

PROPOSAL #O.4: Approve the fiscal year earnings and          ISSUER            YES             FOR                  FOR

proposal of allocation

PROPOSAL #O.5: Ratify the co-optation of Mr. Michel          ISSUER            YES         AGAINST           AGAINST

Strasser as a Board Member

PROPOSAL #O.6: Approve the renewal of Mr. Alex                   ISSUER            YES         AGAINST           AGAINST

Bongrain's term as a Board Member

PROPOSAL #O.7: Approve the renewal of Mr. Armand                ISSUER            YES         AGAINST           AGAINST

Bongrain's term as a Board Member

PROPOSAL #O.8: Approve the renewal of Mrs. Dominique         ISSUER            YES         AGAINST           AGAINST

Damon's term as a Board Member

PROPOSAL #O.9: Approve the renewal of Mr. Michel                ISSUER            YES         AGAINST           AGAINST

Godet's term as a Board Member

PROPOSAL #O.10: Approve the renewal of Mr. Bernard            ISSUER            YES         AGAINST           AGAINST

Houlot's term as a Board Member

PROPOSAL #O.11: Approve the renewal of Mrs. Elisabeth        ISSUER            YES         AGAINST           AGAINST

 Lulin's term as Board Member

PROPOSAL #O.12: Approve the renewal of Mr. Ignacio            ISSUER            YES         AGAINST           AGAINST

Osborne's term as Board Member

PROPOSAL #O.13: Approve the renewal of Mr. Xavier              ISSUER            YES         AGAINST           AGAINST

Paul-Renard's term as a Board Member

PROPOSAL #O.14: Approve the renewal of Mr. Georges            ISSUER            YES         AGAINST           AGAINST

Robin's term as a Board Member

PROPOSAL #O.15: Approve the renewal of Mr. Jean-                ISSUER            YES         AGAINST           AGAINST

Michel Strasser's term as a Board Member

PROPOSAL #O.16: Approve the renewal of Mr. Jean-                ISSUER            YES         AGAINST           AGAINST

Hugues Vadot's term as a Board member

PROPOSAL #O.17: Authorize the Board of Directors for         ISSUER            YES             FOR                  FOR

the Company to purchase its own shares

PROPOSAL #E.18: Approve the renewal for a period of          ISSUER            YES             FOR                  FOR

26 months, of the delegation of powers granted to the

 Board of Directors to increase, if necessary, the

capital either by issuing common shares or any

securities giving access to the capital or by

incorporation of premiums, reserves, profits or

others with preferential subscription rights of the

shareholders

PROPOSAL #E.19: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

increase the capital in favor of the employees

PROPOSAL #O.20: Approve powers for the formalities             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BOSIDENG INTL HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G12652106

  MEETING DATE:      9/16/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the financial                 ISSUER            YES             FOR                  FOR

statements and the reports of the Directors

[Directors] and Auditors [Auditors] for the YE 31 MAR

 2009

PROPOSAL #2.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.i: Re-elect Dr. Kong Shengyuan as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.ii: Re-elect Ms. Huang Qiaolian as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.iii: Re-elect Ms. Wang Yunlei as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.iv: Re-elect Mr. Shen Jingwu as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.v: Authorize the Board of Directors                 ISSUER            YES             FOR                  FOR

[Board] to fix the Directors' remuneration

PROPOSAL #4.: Appoint the Auditors and authorize the         ISSUER            YES             FOR                  FOR

Board to fix the remuneration of the Auditors

PROPOSAL #5.A: Authorize the Directors Company                   ISSUER            YES         AGAINST           AGAINST

[Directors], during the Relevant Period [as

specified] of all the powers of the Company to allot,

 issue and deal with the shares of the Company

[Shares] or securities convertible into Shares, or

options, warrants or similar rights to subscribe for

any Shares, and to make or grant offers, agreements

and options which might require the exercise of such

powers, during and after the relevant period, not

exceeding 20% of the aggregate nominal amount of the

issued share capital of the Company as date of

passing this resolution, otherwise than pursuant to

i] a rights issue [as specified]; or ii] the exercise

 of the rights of subscription or conversion

attaching to any warrants issued by the Company or

any securities which are convertible into shares; or

iii] the exercise of any options granted under any

share option scheme adopted by the Company or similar

 arrangement for the time being adopted for the grant

 or issue to the officers and/or employees of the

Company and/or any of its subsidiaries of option to

subscribe for, or rights to acquire Shares; or iv]

any scrip dividend or similar arrangement providing

for the allotment of Shares in lieu of the whole or

part of a dividend on Shares of the Company in

accordance with the articles of association of the

Company from time to time; subject to the passing of

this resolution, any prior approvals of the kind

referred of this resolution which had been granted to

 the Directors and which are still in effect be and

are hereby revoked; and [Authority expires the

earlier of the conclusion of the next AGM or the

expiration of the period within which the next AGM of

 the Company is required by the Bye-Laws or the

Company Articles of Association to be held]

PROPOSAL #5.B: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 during the relevant period to repurchase issued

shares on the Stock Exchange of Hong Kong Limited

[Stock Exchange] or any other stock exchange on which

 the shares may be listed and recognized by the

Securities and Futures Commission and stock exchange

for this purpose subject to and in accordance with

all applicable laws and requirements of the rules

governing the listing of securities on the Stock

Exchange or of any other stock exchange as amended

from time to time, not exceeding 10% of the aggregate

 nominal amount of the share capital of the Company

as at the date of passing of this resolution; c] the

approval in this resolution shall be in addition to

any other authorization given to the Directors and

authorize the Directors on behalf of the Company

during the Relevant Period to procure the Company to

repurchase its Shares at a price determined by the

Directors; and d] subject to the passing of this

resolution, any prior approvals of the kind referred

to in this resolution which had been granted to the

Directors and which are still in effect be and hereby

 revoked

PROPOSAL #5.C: Approve that conditional upon the                ISSUER            YES         AGAINST           AGAINST

passing of resolutions A and B above, the general

mandate granted to the Directors pursuant to

resolution A be and is hereby extended by the

addition to it of an amount representing the

aggregate nominal amount of Shares repurchased by the

 Company pursuant to the Repurchase Mandate under

resolution B, provided that such amount shall not

exceed 10% of the aggregate nominal amount of the

issued share capital of the Company as at the date of

PROPOSAL #5.D: Approve that conditional upon                       ISSUER            YES             FOR                  FOR

Resolution E being passed, the Company may send or

supply Corporate Communications [as specified] to its

 shareholders [in relation to whom the conditions

specified are met] by making such Corporate

Communications available on the Company's own website

 and the website of the Stock Exchange or in printed

forms [in English only, in Chinese only or in both

English and Chinese], and such arrangements and

authorize any Director for and on behalf of the

Company to sign all such documents and/or do all such

 things and acts as he/she may consider necessary or

expedient and in the interests of the Company for the

 purpose of effecting or otherwise in connection with

 the Company's proposed Communication with its

shareholders through the Company's website and the

website of the Stock Exchange or in printed forms,

the supply of Corporate Communications by making such

 Corporate Communications available on the Company's

own website and the website of the Stock Exchange is

subject to the fulfillment of the following

conditions: i] each shareholder of the Company has

been asked individually by the Company to agree that

the Company may send or supply Corporate

Communications generally, or the Corporate

Communication in question, to him by means of the

Company's own website; and ii] the Company has not

received a response indicating objection from such

shareholder within a period of 28 days starting from

the date on which the Company's request was sent; for

 the purpose of this Resolution

PROPOSAL #S.5.E: Amend the Articles of Association            ISSUER            YES             FOR                  FOR

[Articles] of the Company as specified in Articles 2,

 3, 10, 44, 51, 55, 59, 66, 67, 68, 69, 70, 73, 75,

80, 81, 82, 84, 85, 161

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BOSIDENG INTL HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G12652106

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the proposed annual caps for              ISSUER            YES             FOR                  FOR

each of the 3 years ending 31 MAR 2013 and all the

transactions contemplated under the Framework

Manufacturing Outsourcing and Agency Agreement as

specified in the circular to the shareholders of the

Company dated 31 MAR 2010; authorize any one Director

 of the Company on behalf of the Company to execute

all such documents, in such final form or with such

amendments as that Director may deem appropriate and

to do all such acts or things, as he/she may in

his/her absolute discretion consider necessary or

desirable, to give effect to the Framework

Manufacturing Outsourcing and Agency Agreement and

the transaction contemplated therein

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BOURBON SA, PARIS

  TICKER:                  N/A                 CUSIP:   F11235136

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the report of the Board of              ISSUER            YES             FOR                  FOR

Directors, report of the Chairman and report of the

Statutory Auditors; approve these reports, the

balance sheet, the income statement and the schedule

for the FYE on 31 DEC 2009 as they have been

presented and transactions reflected in these

accounts and summarized in these reports

PROPOSAL #O.2: Approve the transactions and measures         ISSUER            YES             FOR                  FOR

reflected in these accounts and summarized in these

reports, discharge of duties to the Board Members for

 this FY

PROPOSAL #O.3: Approve the allocation of income                  ISSUER            YES             FOR                  FOR

PROPOSAL #O.4: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the FYE on 31 DEC 2009

PROPOSAL #O.5: Approve the special report of the                ISSUER            YES         AGAINST           AGAINST

Statutory Auditors; approve the agreements mentioned

in the report as well as the report in full

PROPOSAL #O.6: Approve to set the overall amount of          ISSUER            YES             FOR                  FOR

attendance allowances allocated to the Board of

Directors

PROPOSAL #O.7: Approve, renewal of Mrs. Lan Vo Thi            ISSUER            YES         AGAINST           AGAINST

Huyen's term as the Board Member

PROPOSAL #O.8: Approve, renewal of Mr. Jacques                   ISSUER            YES         AGAINST           AGAINST

d'Armand de Chateauvieux's term as the Board Member

PROPOSAL #O.9: Ratify the co-optation of Mrs. Agnes          ISSUER            YES             FOR                  FOR

Pannier-Runacher as the Board Member

PROPOSAL #O.10: Authorize the Company concerning the         ISSUER            YES             FOR                  FOR

program to repurchase its own shares

PROPOSAL #O.11: Approve the powers for the                          ISSUER            YES             FOR                  FOR

formalities.

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce the share capital by cancellation of Company's

 treasury shares

PROPOSAL #E.13: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

carry out one or more capital increases in cash with

preferential subscription rights, for a period of 26

months, within the limit of a total nominal amount of

 EUR 8 million

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

carry out one or more capital increases in cash with

cancellation of preferential subscription rights in

favor of employees of the Company and related

Companies, for a period of 26 months, within the

limit of a total nominal amount of EUR 8 million

PROPOSAL #E.15: Approve the powers for the formalities      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BOURSORAMA, BOULOGNE BILLANCOURT

  TICKER:                  N/A                 CUSIP:   F1140M138

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements for the        ISSUER            YES             FOR                  FOR

 FY 2009

PROPOSAL #2: Approve the allocation of income for the        ISSUER            YES             FOR                  FOR

 FY 2009

PROPOSAL #3: Approve the consolidated financial                 ISSUER            YES             FOR                  FOR

statements for the FY 2009

PROPOSAL #4: Approve the undertaking entitled, Social        ISSUER            YES             FOR                  FOR

 Benefits Unemployment Insurance for Leaders and

Business Officers Regulated undertaking referred to

in Article L. 225-42-1 of the Commercial Code

PROPOSAL #5: Approve the continuation of the                       ISSUER            YES             FOR                  FOR

Agreement entitled Perpetual subordinated loan,

regulated Agreement referred to in Article L. 225 -

38 of the Commercial Code

PROPOSAL #6: Approve the continuation of the                       ISSUER            YES             FOR                  FOR

Agreement entitled Agreement of Joint Venture

Agreement, regulated Agreement referred to in Article

 L. 225-38 of the Commercial Code

PROPOSAL #7: Ratify the co-optation of Mr. Hugues Le         ISSUER            YES         AGAINST           AGAINST

Bret as Board Member

PROPOSAL #8: Ratify the co-optation of Mr. Ramon                ISSUER            YES         AGAINST           AGAINST

Blanco as Board member

PROPOSAL #9: Approve the renewal of Mr. Hugues Le              ISSUER            YES         AGAINST           AGAINST

Bret's term as Board Member

PROPOSAL #10: Approve the renewal of term of the                ISSUER            YES         AGAINST           AGAINST

Societe General as Board Member

PROPOSAL #11: Approve the renewal of Mr. Alain                   ISSUER            YES         AGAINST           AGAINST

Bozzi's term as Board Member

PROPOSAL #12: Authorize the Board of Directors to              ISSUER            YES         AGAINST           AGAINST

allow the Company to purchase its own shares

PROPOSAL #13: Grant powers for the formalities                    ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BOUSTEAD HLDGS BERHAD

  TICKER:                  N/A                 CUSIP:   Y09612105

  MEETING DATE:      4/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the audited financial statements          ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009, and the report of the

PROPOSAL #2: Re-elect Y.Bhg. Datuk Azzat bin                       ISSUER            YES             FOR                  FOR

Kamaludin, who retires by rotation

PROPOSAL #3: Re-appoint Y.Bhg. Gen. Tan Sri Dato'              ISSUER            YES             FOR                  FOR

Mohd Ghazali Hj. Che Mat (R) as a Director of the

Company, pursuant to Section 129(6) of the Companies

Act, 1965, to hold the office until the next AGM

PROPOSAL #4: Re-appoint Y.Bhg. Lt. Gen. Dato' Mohd            ISSUER            YES             FOR                  FOR

Yusof Din (R) as a Director of the Company, pursuant

to Section 129(6) of the Companies Act, 1965, to hold

 office until the next AGM

PROPOSAL #5: Re-appoint YBhg. Dato' (Dr.) Megat Abdul        ISSUER            YES             FOR                  FOR

 Rahman bin Megat Ahmad as a Director of the Company,

 pursuant to Section 129(6) of the Companies Act,

1965, to hold office until the next AGM

PROPOSAL #6: Approve the Directors' fees                              ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-appoint the Auditors and authorize            ISSUER            YES             FOR                  FOR

the Directors to determine their remuneration

PROPOSAL #8: Authorize the Directors, pursuant to              ISSUER            YES             FOR                  FOR

Section 132D of the Companies Act, 1965 and subject

to the approvals of the relevant

governmental/regulatory authorities, to issue shares

in the capital of the Company and for such purposes

as the Directors, may in their absolute discretion

deem fit, provided that the aggregate number of

shares issued does not exceed 10% of the issued share

 capital of the Company for the time being and to

obtain approval from the Bursa Malaysia Securities

Berhad for the listing and quotation of the

additional shares so issued; and  Authority expires

at the conclusion of the next AGM of the Company

PROPOSAL #9: Authorize the Company and its                          ISSUER            YES             FOR                  FOR

subsidiaries, subject to the Companies Act, 1965 Act,

 the Memorandum and Articles of Association of the

Company and the Listing Requirements of the Bursa

Malaysia Securities Berhad, to enter into all

transactions involving the related parties as

specified in Section 2.3.1 of the Circular to

Shareholders dated 12 MAR 2010 provided that such

transactions are: recurrent transactions of a revenue

 or trading nature; necessary for the day-to-day

operations; carried out in the ordinary course of

business on normal commercial terms which are not

more favourable to the related parties than those

generally available to the public; CONTD

PROPOSAL #10: Authorize the Company and its                        ISSUER            YES             FOR                  FOR

Subsidiaries, subject always to the Listing

Requirements of the Bursa Malaysia Securities Berhad,

 to enter into recurrent transactions of a revenue or

 trading nature with the related party as specified

in Section 2.3.2 of the Circular to shareholders

dated 12 MAR 2010 subject further to the following:

(i) the transactions are in the ordinary course of

business and are on terms not more favourable than

those generally available to the public and not to

the detriment of the minority shareholders; (ii)

disclosure will be made of a breakdown of the

aggregate value of transactions conducted pursuant to

 the Mandate during the FY based on the following

information in the Company's annual report CONTD

PROPOSAL #11: Approve to increase the authorized                ISSUER            YES             FOR                  FOR

share capital of the Company from MYR 500 million to

MYR 1 billion to be divided into 2 billion ordinary

shares of MYR 0.50 each by the creation of 1 billion

new ordinary shares of MYR 0.50 each

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BOUSTEAD HLDGS BERHAD

  TICKER:                  N/A                 CUSIP:   Y09612105

  MEETING DATE:      4/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company, subject to                 ISSUER            YES             FOR                  FOR

passing of ordinary resolution 2, the fulfilment of

all conditions precedent and the required approval of

 any other relevant authorities/parties being

obtained, to dispose of 85,814,232 ordinary shares of

 MYR 1.00 each in BH Insurance (M) Bhd representing

80% equity interest to AXA Affin General Insurance

Berhad for a total cash consideration of MYR

362,580,164 comprising the principal amount of MYR

359,000,000 and interest accrued on the principal

amount amounting to MYR 3,580,164, subject to the

terms and conditions as stipulated in the conditional

 Sale and Purchase Agreement dated 02 MAR 2010 as

specified, authorize the Directors of the Company, to

 take such steps and to execute necessary documents

for and on behalf of the Company as they may consider

 necessary, expedient and/or appropriate, in the best

 interest of the Company and to take all such steps

and enter into all such agreements, arrangements,

undertakings, indemnities, transfers and/or

assignments and to carry out any other matters as

they may deem necessary or expedient to implement,

finalize and give full effect to the proposed disposal

PROPOSAL #2.: Authorize the Title Winner Sdn Bhd,              ISSUER            YES             FOR                  FOR

subject to the passing of ordinary resolution 1, the

fulfilment of all conditions precedent and the

required approvals being obtained from the relevant

authorities/parties, an 80%-owned subsidiary of the

Company to acquire a freehold land held under title

no. GRN 34267, Lot No. 262, Section 63, Town of Kuala

 Lumpur, District and State of Wilayah Persekutuan,

subject to the terms and conditions as stipulated in

the conditional Sale and Purchase Agreement dated 02

MAR 2010 and as specified; authorize the Directors of

 the Company, to take such steps and to execute

necessary documents for and on behalf of the Company

as they may consider necessary, expedient and/or

appropriate, in the best interest of the Company and

to take all such steps and enter into all such

agreements, arrangements, undertakings, indemnities,

transfers and/or assignments and to carry out any

other matters as they may deem necessary or expedient

 to implement, finalize and give full effect to the

proposed asset acquisition

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BOUSTEAD HOLDINGS BERHAD, KUALA LUMPUR

  TICKER:                  N/A                 CUSIP:   Y09612105

  MEETING DATE:      7/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 subject to the relevant approvals of the Securities

Commission and Bursa Malaysia Securities Berhad, to

provisionally allot and issue by way of a

renounceable rights issue of up to a maximum of

260,412,729 Rights Shares at an issue price of MYR

2.80 per Rights Share to the shareholders of the

Company whose names appear in the Record of

Depositors as at the close of business on the

entitlement date to be determined by the Directors of

 the Company (Entitlement Date) on the basis of 2

Rights Shares for every 5 existing BHB Shares held;

authorize the Directors of the Company to deal with

any fractional entitlements that may arise from the

Proposed Rights Issue in such manner as they shall,

in their absolute discretion, think is expedient and

in the best interest of the Company; and approve that

 the Rights Shares to be issued shall upon issue and

allotment, rank pari passu in all respects with the

then existing BHB Shares, save and expect that they

shall not be entitled to any dividends, rights,

allotments and/or other distributions, the

Entitlement Date of which precedes the date of

allotment of the Rights Shares and any Rights Share

which is not validly taken up or which is not

allotted for any reason whatsoever shall be made

available for excess shares applications; authorize

the Directors and the Secretary of the Company to do

all such acts and enter into all such transactions,

arrangements and documents as may be necessary or

expedient in order to give full effect to the

Proposed Rights Issue with full power to assent to

any conditions, modifications, variations and/ or

amendments (if any) as may be imposed by any relevant

 authorities or consequent upon the implementation of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BOVIS HOMES GROUP PLC, KENT

  TICKER:                  N/A                 CUSIP:   G12698109

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts and reports of the         ISSUER            YES             FOR                  FOR

Directors and the Auditors for the YE 31 DEC 2009

PROPOSAL #2: Approve the report on Directors'                     ISSUER            YES             FOR                  FOR

remuneration for the YE 31 DEC 2009

PROPOSAL #3: Re-appointment of Colin Peter Holmes,            ISSUER            YES         AGAINST           AGAINST

who retires by rotation

PROPOSAL #4: Re-appointment of David James Ritchie,          ISSUER            YES         AGAINST           AGAINST

who retires by rotation

PROPOSAL #5: Re-appointment of KPMG Audit Plc as the         ISSUER            YES         AGAINST           AGAINST

Auditors of the Company

PROPOSAL #6: Authorize the Directors to determine the        ISSUER            YES         AGAINST           AGAINST

 remuneration of the Auditors

PROPOSAL #7: Authorize the Directors to allot shares         ISSUER            YES             FOR                  FOR

up to a specified amount

PROPOSAL #8: Approve the Bovis Homes Group PLC long          ISSUER            YES             FOR                  FOR

term incentive plan 2010

PROPOSAL #9: Authorize the Directors to offer a scrip        ISSUER            YES             FOR                  FOR

 dividend alternative

PROPOSAL #S.10: Adopt new Articles of Association of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #S.11: Approve to allow general meeting of          ISSUER            YES             FOR                  FOR

the Company held before the next AGM to be called on

not less than 14 days notice

PROPOSAL #S.12: Approve to empower the Directors to          ISSUER            YES             FOR                  FOR

allot shares for cash without making a pre-emptive

offer to shareholders

PROPOSAL #S.13: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRADKEN LTD

  TICKER:                  N/A                 CUSIP:   Q17369101

  MEETING DATE:      10/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial reports of the            ISSUER             NO              N/A                  N/A

Company and the consolidated entity and the reports

of Directors and the Auditor thereon for the FYE 30

JUN 2009

PROPOSAL #2.: Adopt the remuneration report of the            ISSUER            YES             FOR                  FOR

Company for the FYE 30 JUN 2009

PROPOSAL #3.: Re-elect Mr. Vincent J O' Rourke AM as         ISSUER            YES             FOR                  FOR

a Director, who retires by rotation in accordance

with Article 9.3 of the Company's Constitution

PROPOSAL #4.: Elect Mr. Peter I. Richards as a                   ISSUER            YES             FOR                  FOR

Director of the Company, in accordance with Article

9.8 of the Company's Constitution

PROPOSAL #5.: Approve, for all purposes under the              ISSUER            YES             FOR                  FOR

Corporation Act 2001 [Cth] and the Listing Rules of

ASX Limited: a) the participation in the Bradken

Employee Share Ownership Plan by Mr. Brian Hodges,

Managing Director, as to 220,762 restricted share

rights; and b) the acquisition accordingly by Mr.

Hodges of those restricted share rights and, in

consequence of exercise of those restricted share

rights, of ordinary shares in the Company, to be held

 in trust for Mr. Hodges in the Bradken Employee

Share Ownership Plan Trust, all in accordance with

the rules for restricted share rights as set out in

the Bradken Employee Share Ownership Plan - Trust

Deed as amended from time to time and on the basis as

 described in the explanatory notes

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BREMBO SPA, CURNEO

  TICKER:                  N/A                 CUSIP:   T2204N108

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Appointment of a Director, in compliance        ISSUER             NO              N/A                  N/A

 with Article 2386 of the Italian

PROPOSAL #2: Presentation of the financial separate          ISSUER             NO              N/A                  N/A

statements at 31 DEC 2009, the reports of the Board

of Directors, of the Board of Auditors and the

Independent Auditors; any adjournment thereof

PROPOSAL #3: Presentation of the consolidated                     ISSUER             NO              N/A                  N/A

financial statements at 31 DEC 2009, the reports of

the Board of Directors, of the Board of Auditors and

the Independent Auditors; any adjournment thereof

PROPOSAL #4: Approve the integration of emoluments of        ISSUER             NO              N/A                  N/A

 the Independent Auditors; any adjournment thereof

PROPOSAL #5: Approve the share buyback and sale; any         ISSUER             NO              N/A                  N/A

adjournment thereof

PROPOSAL #6: Approve the incentive-bonus scheme for          ISSUER             NO              N/A                  N/A

the period 2010 to /2012; any adjournment thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BREWIN DOLPHIN HOLDINGS PLC

  TICKER:                  N/A                 CUSIP:   G1338M113

  MEETING DATE:      2/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts and the reports of         ISSUER            YES             FOR                  FOR

the Directors and the Auditors for the FYE 27 SEP 2009

PROPOSAL #2: Re-elect Mr. William Nicholas Hood as a         ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #3: Re-elect Mr. David William McCorkell as         ISSUER            YES             FOR                  FOR

a Director, who retires by rotation

PROPOSAL #4: Re-elect Mr. Michael John Ross Williams         ISSUER            YES             FOR                  FOR

as a Director, who retires by rotation

PROPOSAL #5: Re-elect Mr. Francis Edward  Jock                  ISSUER            YES             FOR                  FOR

Worsley as a Director, who retires by rotation

PROPOSAL #6: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the FYE 27 SEP 2009

PROPOSAL #7: Re-appoint Deloitte LLP as the Auditors         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #8: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 remuneration of the Auditors

PROPOSAL #9: Approve the payment by the Company of a         ISSUER            YES             FOR                  FOR

final dividend of 3.55 pence per ordinary share in

respect of the YE 27 SEP 2009

PROPOSAL #10: Authorize the Directors, in                            ISSUER            YES             FOR                  FOR

substitution for all subsisting authorities to the

extent unused, in accordance with Section 551 of the

Companies Act 2006 the Act , to exercise all the

powers of the Company to allot relevant securities

as specified below  up to an aggregate nominal amount

 of GBP 758,535.62  representing approximately 33.3%

of the issued share capital of the Company as at 04

JAN 2010 ;  Authority expires the earlier of the

conclusion of the next AGM of the Company or 31 MAR

2011 ; and the Directors may allot relevant

securities after the expiry of this authority in

pursuance of such an offer or agreement made prior to

PROPOSAL #S.11: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the passing of Resolution 10 above and in

substitution for all subsisting authorities to the

extent unused, to allot or make offers or agreements

to allot for equity securities  as specified in

Section 560 of the Act  for cash either pursuant to

the authority conferred by Resolution 10 above or by

way of a sale of treasury shares as if Section 561 1

 of the Act did not apply to any such allotment

provided that this power shall be limited to: a) the

allotment or sale of equity securities in connection

with an issue of shares to holders of relevant shares

 or relevant employee shares, or in connection with

any other form of issue of such securities in which

such holders are offered the right to participate, in

 proportion  as nearly as may be  to their respective

PROPOSAL #S.12: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases  as specified in Section 693 4  of the Act

 of ordinary shares of 1p each in the capital of the

Company ordinary shares  provided that: a) the

maximum number of ordinary shares hereby authorized

to be purchased shall be 22,778,847  being

approximately 10% of the issued share capital of the

Company as at 04 JAN 2010 ; b) the minimum price

which may be paid for an ordinary share shall be 1p;

c) the maximum price which may be paid for an

ordinary share shall be the higher of 1  5% above the

 average market value of the ordinary shares  as

derived from the London Stock Exchange Daily Official

 List  for the 5 business days prior to the day the

PROPOSAL #S.13: Amend and adopt the Articles of                 ISSUER            YES             FOR                  FOR

Association as specified

PROPOSAL #S.14: Approve that a general meeting other         ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 days'

notice

PROPOSAL #15: Authorize the Company to: i) make                 ISSUER            YES             FOR                  FOR

political donations to political parties and/or

independent election candidates not exceeding GBP

5,000; ii) make political donations to political

organizations other than political parties not

exceeding GBP 5,000; and iii) incur political

expenditure not exceeding GBP 5,000; and authorize

Brewin Dolphin Limited, a wholly owned subsidiary of

the Company, to: i) make political donations to

political parties and/or independent election

candidates not exceeding GBP 20,000; ii) make

political donations to political organizations other

than political parties not exceeding GBP 20,000; and

iii) incur political expenditure not exceeding GBP

20,000; CONTD

PROPOSAL #16: Approve the rules of the Brewin Dolphin        ISSUER            YES             FOR                  FOR

 Holdings PLO Share Incentive Plan the SIP  as

specified and authorize the Directors to adopt the

SIP and to do all such other acts, matters and things

 as they may consider appropriate to implement the

SIP, including the making of minor amendments in

order to obtain the approval of Her Majesty's Revenue

 and Customs

PROPOSAL #17: Approve the rules of the Brewin Dolphin        ISSUER            YES             FOR                  FOR

 Holdings PLC Deferred Profit Share Plan  the

Deferred Profit Share Plan  as specified and

authorize the Directors to adopt the Deferred Profit

Share Plan and to do all such other acts, matters and

 things as they may consider appropriate to implement

 the Deferred Profit Share Plan, including the making

 of any minor amendments the Directors consider

necessary or desirable to implement the Deferred

Profit Share Plan provided that these are not

inconsistent with the summary of the principal terms

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRIGHT LED ELECTRONICS CORP

  TICKER:                  N/A                 CUSIP:   Y0969V103

  MEETING DATE:      3/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the private placement of the            ISSUER            YES             FOR                  FOR

unsecured convertible corporate bonds

PROPOSAL #2.: Amend the Articles of Incorporation               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Other business and extemporary motion           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRIGHT LED ELECTRONICS CORP

  TICKER:                  N/A                 CUSIP:   Y0969V103

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of the 2010 local unsecured        ISSUER             NO              N/A                  N/A

 convertible bonds

PROPOSAL #A.4: The establishment for the rules of the        ISSUER             NO              N/A                  N/A

 board meeting

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.9 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings and staff bonus, proposed

stock dividend: 10 for 1,000 shares held

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans, endorsement and guarantee

PROPOSAL #B61.1: Election of Liaw Tsung Jen/                       ISSUER            YES             FOR                  FOR

Shareholder no.: 1 as a Director

PROPOSAL #B61.2: Election of Wang Shu June/                        ISSUER            YES             FOR                  FOR

Shareholder no.: 2 as a Director

PROPOSAL #B61.3: Election of Lee Sheng Hsin/                       ISSUER            YES             FOR                  FOR

Shareholder no.: 9 as a Director

PROPOSAL #B61.4: Election of Yee Tse Hsu/ Shareholder        ISSUER            YES             FOR                  FOR

 no.: 8 as a Director

PROPOSAL #B61.5: Election of Hsieh Chi Chia/                       ISSUER            YES             FOR                  FOR

Shareholder no.: A110957491 as a Director

PROPOSAL #B61.6: Election of Wan-Xu Investment Corp.         ISSUER            YES             FOR                  FOR

/ Shareholder no.: 91 representative: Chen Yen Cheng

as a Director

PROPOSAL #B61.7: Election of Yi-Run Investment Corp.         ISSUER            YES             FOR                  FOR

/ Shareholder no.: 97 representative: Hu Wei Ming as

a Director

PROPOSAL #B62.1: Election of Liao Ju Chiin /                       ISSUER            YES             FOR                  FOR

Shareholder no.: 7 as a Supervisor

PROPOSAL #B62.2: Election of Yu Wen Ching/                          ISSUER            YES             FOR                  FOR

Shareholder no.: 209 as a Supervisor

PROPOSAL #B62.3: Election of Huang Ching Lung/ ID              ISSUER            YES             FOR                  FOR

NO.: A101048523 as a Supervisor

PROPOSAL #B.7: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.8: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRIGHTOIL PETROLUEM (HOLDINGS) LTD

  TICKER:                  N/A                 CUSIP:   G1371C105

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve that subject to and conditional         ISSUER            YES         ABSTAIN           AGAINST

upon the Listing Committee of The Stock Exchange of

Hong Kong Limited granting the listing of and

permission to deal in, the Subdivided Shares (as

specified) to be resulted from the Share Subdivision

(as hereinafter defined), each of the issued and

unissued share of HKD 0.10 par value each in the

share capital of the Company be subdivided into 4

shares of HKD 0.025 par value each (the Subdivided

Shares) in the share capital of the Company with

effect from the business day (not being a Saturday)

next following the date of passing of this resolution

PROPOSAL #CONT: CONTD. (the Share Subdivision), such         ISSUER             NO              N/A                  N/A

that the Company shall have an authorized share

capital of HKD1,000,000,000 divided into

40,000,000,000 shares of HKD 0.025 par value each,

authorize the Directors of the Company to issue new

share certificates in respect of the Subdivided

Shares to holders of existing shares of the Company

pursuant to the Share Subdivision and to do all such

acts and things incidental to any of the foregoing as

 they consider necessary, desirable or expedient in

connection with or incidental to the Share Subdivision

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRIGHTOIL PETROLUEM (HOLDINGS) LTD

  TICKER:                  N/A                 CUSIP:   G1371C121

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and ratify, the oil purchase              ISSUER            YES             FOR                  FOR

agreement  the New Oil Purchase Agreement  dated 25

MAY 2010 entered into between Brightoil Petroleum

Holdings  Limited  the Company, together with its

subsidiaries, collectively the Group  and  Shenzhen

Brightoil Group Co., Ltd*   Shenzhen Brightoil,

together with its subsidiaries, collectively the

Shenzhen Brightoil Group  in relation to the purchase

 and delivery of fuel oil, gas oil and the related

petroleum products for the marine bunkering business

of the Group from the Shenzhen Brightoil Group  as

specified  by the Group;  b the maximum annual

amounts payable by the Group to the Shenzhen

Brightoil Group under the New Oil Purchase Agreement

PROPOSAL #CONTD: CONTD the three years ending 30 JUN         ISSUER             NO              N/A                  N/A

2013 as specified: maximum annual amounts payable:

USD: 3,150 million for the year ending 30 JUN 2011;

USD: 4,200 million for the year ending 30 JUN 2012;

USD: 4,970 million for the year ending 30 JUN 2013;

and authorize any 1 Director of the Company to do all

 such things and acts and sign all such documents for

 and on behalf of the Company as he may consider

necessary, desirable or expedient to implement and/or

 give effect to any matters relating to or in

connection with the New Oil Purchase Agreement, the

transactions contemplated thereunder and the maximum

annual amounts payable by the Group as set out in

Paragraph  above

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRILLIANCE CHINA AUTOMOTIVE  HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G1368B102

  MEETING DATE:      12/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the business                     ISSUER            YES             FOR                  FOR

transfer agreement dated 28 OCT 2009 [as supplemented

 by the supplemental agreement dated 29 OCT 2009]

[the Business Transfer Agreement] [as specified]

entered into between the specified Company [Shenyang

Brilliance JinBei Automobile Co., Ltd.] [Shenyang

Automotive] a 51% subsidiary of the Company, and

[Huachen Automotive Group Holdings Company Limited]

[Huachen] pursuant to which Shenyang Automotive

agreed to sell, and Huachen agreed to acquire,

certain assets, liabilities, employees and business

contracts comprised in the Zhonghua business at the

base value of RMB 494,490,168 subject to adjustments;

 and all the transactions contemplated under the

Business Transfer Agreement and authorize the

Directors of the Company [the Directors] to do all

such acts and things, to sign and execute such

documents or agreements or deeds on behalf of the

Company and to do such other things and to take all

such actions as they consider necessary, appropriate,

 desirable or expedient for the purposes of giving

effect to or in connection with the Business Transfer

 Agreement and all transactions contemplated

thereunder, and to agree to such variation,

amendments or waiver or matters relating thereto

[including any variation, amendments or waiver of

such documents, which are not fundamentally different

 from those as provided in the Business Transfer

Agreement] as are, in the opinion of the Directors,

in the interest of the Company and its shareholders

PROPOSAL #2.: Approve and ratify the framework                   ISSUER            YES             FOR                  FOR

agreements and the comprehensive service agreement

all dated 19 NOV 2009 [the Framework Agreements] [as

specified] in respect of the continuing connected

transactions entered into between the Company and/or

its subsidiaries on the one part and the specified

Company [Huachen Automotive Group Holdings Company

Limited] and/or its subsidiaries and its associates

on the other part for the period from the date of

completion of the disposal of Zhonghua business by

the specified Company [Shenyang Brilliance JinBei

Automobile Co., Ltd.] [Shenyang Automotive], a 51%

subsidiary of the Company, up to 31 DEC 2011 [the

Continuing Connected Transactions] as specified in

the paragraph headed The Continuing Connected

Transactions in the Letter from the Board contained

in a circular issued by the Company dated 01 DEC 2009

 [the Circular] [as specified] and the entering into

of the Continuing Connected Transactions pursuant to

the Framework Agreements; and authorize the Directors

 of the Company to take such actions and to enter

into such documents as are necessary to give effect

to the Continuing Connected Transactions contemplated

 under the Framework Agreements; and approve the

proposed maximum annual monetary value of the

Continuing Connected Transactions contemplated under

the Framework Agreements for the period from the date

 of completion of the disposal of Zhonghua business

by Shenyang Automotive up to 31 DEC 2010 and the FY

ending 31 DEC 2011 as specified

PROPOSAL #3.: Approve and ratify the cross guarantee         ISSUER            YES             FOR                  FOR

agreement dated 19 NOV 2009 entered into between the

specified Companies [Shenyang XingYuanDong Automobile

 Component Co., Ltd.] [Xing Yuan Dong], a wholly-

owned subsidiary of the Company, and [Huachen

Automotive Group Holdings Company Limited] [Huachen],

 in relation to the provision of cross guarantee by

each of Xing Yuan Dong and Huachen for the banking

facilities of the other party up to the amount of RMB

 1,500 million for the period from the date of

completion of the disposal of Zhonghua business by

the specified Company [Shenyang Brilliance JinBei

Automobile Co., Ltd.], a 51% subsidiary of the

Company, up to 31 DEC 2010 [as specified] and

authorize the Directors of the Company to take such

actions as are necessary to give effect to the cross

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRILLIANCE CHINA AUTOMOTIVE HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G1368B102

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the proposed revised maximum              ISSUER            YES             FOR                  FOR

annual monetary value of the continuing connected

transactions for the two FYE's 31 DEC 2011 as

specified in the paragraph headed The Revised Caps in

 the Letter from the Board contained in the circular

issued by the Company dated 28 APR 2010 [the

Circular] [a copy of which is marked A and produced

to the meeting and signed by the Chairman for

identification purposes] be and are hereby approved

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRILLIANCE CHINA AUTOMOTIVE HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G1368B102

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements and the reports of Directors and

 Auditors of the Company for the YE 31 DEC 2009

PROPOSAL #2.A1: Re-elect Mr. He Guohua as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #2.A2: Re-elect Mr. Wang Shiping as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.B: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Directors' remuneration

PROPOSAL #3: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

appoint Auditors and to fix their remuneration

PROPOSAL #4.A: Approve to grant a general and                     ISSUER            YES             FOR                  FOR

unconditional mandate to the Directors to allot,

issue and otherwise deal with new shares of the

Company not exceeding 20 % of the aggregate nominal

amount of the issued share capital of the Company as

at the date of passing of this resolution

PROPOSAL #4.B: Approve to grant a general and                     ISSUER            YES             FOR                  FOR

unconditional mandate to the Directors to repurchase

the Company's own shares not exceeding 10 % of the

aggregate nominal amount of the issued share capital

of the Company as at the date of passing of this

resolution

PROPOSAL #4.C: Approve to extend the mandate granted         ISSUER            YES             FOR                  FOR

under resolution No. 4(A) by including the number of

shares repurchased by the Company pursuant to

resolution No. 4(B)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRIT INSURANCE HOLDINGS NV

  TICKER:                  N/A                 CUSIP:   N1649X107

  MEETING DATE:      2/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Amend the Articles of Association of            ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #3.: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #4.: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRIT INSURANCE HOLDINGS NV

  TICKER:                  N/A                 CUSIP:   N1649X115

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER             NO              N/A                  N/A

PROPOSAL #2a: Approve to discuss the annual report,          ISSUER             NO              N/A                  N/A

including Corporate Governance, to discuss the

allocation of profits in accordance with the

Articles, the Company's profits realized in 2009 will

 be allocated to the Company's reserves; as specified

PROPOSAL #2.b: Approve that the Directors'                          ISSUER            YES             FOR                  FOR

remuneration report for the YE 31 DEC 2009

PROPOSAL #2.c: Adopt the annual accounts and that the        ISSUER            YES             FOR                  FOR

 reports of the Directors and Auditors and the

audited accounts of the Company for the YE 31 DEC 2009

PROPOSAL #3.a: Re-appointment of Peter Frank Hazell           ISSUER            YES             FOR                  FOR

PROPOSAL #3.b: Re-appointment of Willem Frans Casimir        ISSUER            YES             FOR                  FOR

 Stevens

PROPOSAL #4.a: Appointment Ernst and Young                          ISSUER            YES             FOR                  FOR

Accountants LLP as the Auditor of the Company, to

PROPOSAL #4.b: Authorize the Directors to determine          ISSUER            YES             FOR                  FOR

the Auditor's remuneration

PROPOSAL #5.a: Authorize the Board, in place of all          ISSUER            YES             FOR                  FOR

existing authorities, to issue shares in the Company

and to grant rights to subscribe for  including to

convert any security into  shares in the Company: (a)

 up to 52,325,004 ordinary shares in connection with

an offer by way of a rights issue: (i) to holders of

ordinary shares in proportion to their existing

holdings; and (ii) to holders of other equity

securities as required by the rights of those

securities or stock exchange or any other matter and

(b) up to 26,162,502 ordinary shares  such amount to

be reduced by the nominal amount issued or granted in

 excess of 26,162,502); this resolution, which

complies with guidance issued by the Association of

British Insurers, will, if passed;  such amounts

being equal to approximately two-thirds and

approximately one-third, respectively, CONTD

PROPOSAL #S.5.b: Authorize the Board, in place of all        ISSUER            YES             FOR                  FOR

 existing authorities, to issue shares for cash

and/or to sell shares held by the Company as treasury

 shares for cash as if limited or no rights of pre-

emption existed in respect of such issue or sale; (i)

 to the holders of ordinary shares in proportion to

their existing holdings; and (ii) to holders of other

 equity securities as required by the rights of those

 securities or as the Board otherwise considers

necessary, but subject to such exclusions or stock

exchange or any other matter  including any such

problems arising by virtue of ordinary shares being

represented by depositary interests ; and (b) in the

case of any sale of treasury shares the issue of

shares up to 3,924,375 ordinary shares; CONTD

PROPOSAL #S.5.c: Authorize the Board to repurchase            ISSUER            YES             FOR                  FOR

issued and outstanding ordinary shares in the capital

 of the Company  which repurchased shares the Company

 may hold as treasury shares , provided that: (a) the

 maximum number of ordinary shares authorized to be

purchased is 7,848,750 ordinary shares; (b) the

maximum price, exclusive of expenses, which may be

paid for each ordinary share shall be the higher of

(i) 5% above the average of the middle market

quotations for an ordinary share  as derived from The

 Stock Exchange Daily Official List for the 5

business days immediately before the day on which the

 purchase is made and (ii) the higher of the price of

 the last independent trade and the highest current

independent bid on the trading venue where the

purchase is carried out or otherwise as stipulated by

PROPOSAL #5.d: Authorize the Board to issue ordinary         ISSUER            YES             FOR                  FOR

shares in lieu of a distribution from time to time as

 it may determine pursuant to the terms of Article

100 of the Articles,  Authority expires the earlier

of the conclusion of on 5 May 2015 or the end of the

5th AGM of the Company after the date on which this

resolution is passed

PROPOSAL #6: Approve the capital distribution by                ISSUER            YES             FOR                  FOR

decrease of nominal value per share by way of an

amendment of the Articles

PROPOSAL #7: Approve the publication of regulated              ISSUER            YES             FOR                  FOR

information exclusively in egnlish language

PROPOSAL #8: Approve the distribution of information         ISSUER            YES             FOR                  FOR

to shareholders by way of electronic means of

communication

PROPOSAL #9: Closing                                                                 ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRIT INSURANCE HOLDINGS PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G1511R111

  MEETING DATE:      12/1/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to take all such action as they may consider

necessary or appropriate for carrying the Scheme into

 effect; approve the reduction in the share capital

of the Company; grant authority the application of

part of the reserve arising from the reduction in

share capital of the Company in paying up the issue

of new ordinary shares in the Company to Brit

Overseas Holdings S.a.r.l; authorize the Directors of

 the Company to allot the new ordinary shares

referred to above; approve the inclusion of a new

Article 3A in the Articles of Association of the

Company; and approve the application by the Company

for delisting from the Official List the Company's

PROPOSAL #2.: Approve the New Brit Bonus Share                   ISSUER            YES             FOR                  FOR

Matching Plan 2009 to be adopted by new Brit

PROPOSAL #3.: Approve the New Brit Performance Share         ISSUER            YES             FOR                  FOR

Plan 2009 to be adopted by new Brit

PROPOSAL #4.: Approve the New Brit Executive Share            ISSUER            YES             FOR                  FOR

Option Scheme 2009 to be adopted by new Brit

PROPOSAL #5.: Approve the New Brit Employee Share              ISSUER            YES             FOR                  FOR

Ownership Plan 2009 to be adopted by new Brit

PROPOSAL #6.: Approve the New Brit Sharesave Scheme          ISSUER            YES             FOR                  FOR

2009 to be adopted by new Brit

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRIT INSURANCE HOLDINGS PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G1511R111

  MEETING DATE:      12/1/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve [with or without modification]         ISSUER            YES             FOR                  FOR

a Scheme of Arrangement under Sections 895 to 899 of

the Companies Act 2006 [the Scheme]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRITVIC PLC, CHELMSFORD

  TICKER:                  N/A                 CUSIP:   G17387104

  MEETING DATE:      1/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual report for        ISSUER            YES             FOR                  FOR

 year 52 weeks ended 27 SEP 2009

PROPOSAL #2.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-elect Joanne Averiss as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Gerald Corbett as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect John Gibney as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-elect Bob Ivell as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-elect Paul Moody as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Re-elect Michael Shallow as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Re-appoint Ernst and Young as the                 ISSUER            YES             FOR                  FOR

Auditors

PROPOSAL #10.: Authorize the Directors to determine          ISSUER            YES             FOR                  FOR

the Auditors remuneration

PROPOSAL #11.: Approve the Directors remuneration              ISSUER            YES             FOR                  FOR

report for the 52 weeks ended 27 SEP 2009

PROPOSAL #12.: Grant authority to make political                ISSUER            YES             FOR                  FOR

donations

PROPOSAL #13.: Authorize the Directors to allot shares      ISSUER            YES             FOR                  FOR

PROPOSAL #S.14: Authorize the Directors to issue                ISSUER            YES             FOR                  FOR

shares for cash

PROPOSAL #S.15: Authorize the Company to purchase own        ISSUER            YES             FOR                  FOR

 shares

PROPOSAL #S.16: Grant authority to hold general                 ISSUER            YES             FOR                  FOR

meetings other than AGMs on 14 days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRIXTON PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G15932109

  MEETING DATE:      8/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, with or without modification,         ISSUER            YES             FOR                  FOR

the proposed Scheme of Arrangement

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRIXTON PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G15932109

  MEETING DATE:      8/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve to give effect to the proposed        ISSUER            YES             FOR                  FOR

 Scheme

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRMALLS PARTICIPACOES S A

  TICKER:                  N/A                 CUSIP:   P1908S102

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to examine, discuss the                       ISSUER            YES             FOR                  FOR

financial statements relating to the FYE 31 DEC  2009

PROPOSAL #2: Approve the destination of the YE                   ISSUER            YES             FOR                  FOR

results of 2009 and the distribution of dividends

PROPOSAL #3: Elect members of the Board of Directors         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRMALLS PARTICIPACOES S A

  TICKER:                  N/A                 CUSIP:   P1908S102

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the remuneration for                            ISSUER            YES         AGAINST           AGAINST

administrators relating for the year 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRODERNA EDSTRAND GROUP AB, MALMO

  TICKER:                  N/A                 CUSIP:   W22229103

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of Carl-Erik Ridderstrale as            ISSUER             NO              N/A                  N/A

the Chairman of the meeting

PROPOSAL #3: Preparation and approval of the voting          ISSUER             NO              N/A                  N/A

list

PROPOSAL #4: Approval of the agenda                                       ISSUER             NO              N/A                  N/A

PROPOSAL #5: Election of one or two persons to                   ISSUER             NO              N/A                  N/A

approve the minutes

PROPOSAL #6: Determination of compliance with the              ISSUER             NO              N/A                  N/A

rules of convocation

PROPOSAL #7.: Presentation of: the annual report and         ISSUER             NO              N/A                  N/A

the Auditor's report and the consolidated financial

statements and the Group Auditor's report; the Board

of Directors' proposal for disposition of the

Company's result; statement by the Auditor on the

compliance of the guidelines for remuneration to

Senior Executives applicable since the last AGM; and

the Board of Directors' proposal and statement

according to items 14-16 on the agenda

PROPOSAL #8: The President's report                                       ISSUER             NO              N/A                  N/A

PROPOSAL #9.a: Adopt the statement of income and the         ISSUER            YES             FOR                  FOR

balance sheet and the consolidated statement of

income and the consolidated balance sheet

PROPOSAL #9.b: Approve that no dividend is to be                ISSUER            YES             FOR                  FOR

distributed for the FY 2009 and that this year's

earnings of SEK 217,177,327 should be carried forward

PROPOSAL #9.c: Grant discharge, from liability, to            ISSUER            YES             FOR                  FOR

the Board of Directors and the President for the FY

PROPOSAL #10: Approve the number of Board Members at         ISSUER            YES             FOR                  FOR

8 without any Deputy Members

PROPOSAL #11: Approve that the fees to the Board of          ISSUER            YES             FOR                  FOR

Directors shall amount to a total of SEK 1,800,000,

whereof SEK 400,000 to the Chairman of the Board and

SEK 200,000 to each of the other Board Members

elected at the meeting (unchanged); for work in the

Audit Committee a total remuneration of SEK 120,000

shall be distributed, whereof SEK 60,000 to the

Chairman and SEK 30,000 to each of the other

Committee Members, whereas for work in the

Remuneration Committee no remuneration shall be

PROPOSAL #12: Re-elect Carl-Erik Ridderstrale as the         ISSUER            YES             FOR                  FOR

Chairman of the Board, and Roger Bergqvist, Cecilia

Edstrom, Roger Johansson, Joakim Karlsson, Lars Olof

Nilsson and Lars Spongberg as the Board Members and

election of Marita Jaatinen as a new Member of the

Board

PROPOSAL #13: Approve to determine the guidelines for        ISSUER            YES             FOR                  FOR

 remuneration to the Senior Executives

PROPOSAL #14.a: Approve the implementation of a share        ISSUER            YES             FOR                  FOR

 savings scheme comprising a maximum of 600,000

shares in BE Group (including shares in order to

hedge social security payments) (Share Savings Scheme

 2010), corresponding to 1.20% of the total number of

 shares and votes in the Company

PROPOSAL #14.b: Authorize the Board, in order to                ISSUER            YES             FOR                  FOR

enable BE Group's supply of Matching Shares and

Performance Shares according to the Share Savings

Scheme 2010 and to hedge social security payments

connected therewith, on one or several occasions,

though not extending past the AGM of 2011, for the

acquisition and transfer of the Company's own shares;

 acquisition and transfer of shares shall take place

on NASDAQ OMX Stockholm at a price within the price

interval that may be registered at any given time; a

maximum of 500,000 shares may be acquired to secure

the supply of Matching Shares and Performance Shares;

 and a maximum of 100,000 shares may be acquired and

transferred to cover social security payments

PROPOSAL #14.c: Approve, in order to enable BE                   ISSUER            YES             FOR                  FOR

Group's supply of Matching Shares and Performance

Shares according to the Share Savings Scheme 2010,

the transfer of a maximum of 500,000 shares in BE

Group, whereby also shares already acquired for the

fulfillment of the Share Savings Schemes 2007-2009

shall be able to be transferred to the extent these

shares are not needed for that purpose; the right to

acquire shares shall accrue to participants in Share

Savings Scheme 2010, with a right to acquire the

maximum number of shares according to the terms of

the scheme; and the transfer of shares shall take

place free of charge

PROPOSAL #15: Authorize the Board, to cover social            ISSUER            YES             FOR                  FOR

security payments relating to Share Savings Schemes

2008 and 2009, to decide, on one or several

occasions, up to the AGM 2011, on the transfer of

maximum 71,472 of the Company's own shares; the

transfer shall take place on NASDAQ OMX Stockholm at

a price within the price interval that may be

PROPOSAL #16: Authorize the Board, in order to enable        ISSUER            YES             FOR                  FOR

 BE Group to adjust its capital structure and to be

able to finance company acquisitions, to decide, on

one or several occasions, up the to AGM 2011, for the

 acquisition and transfer of the Company's own

shares; the Company's acquisition of shares may not

exceed 10% of the total number of shares in BE Group

from time to time, including shares otherwise

acquired and held; acquisition of shares shall take

place on NASDAQ OMX Stockholm at a price within the

price interval that may be registered at any given

time, such price interval being the interval between

the highest purchase price and the lowest sales

price; transfer of shares may be made with deviation

from the shareholders' preferential rights of the

maximum number of shares held by BE Group at the time

 of the decision of the Board of Directors, provided,

 however, that shares required for the supply of

Matching Shares and Performance Shares and the cover

of social security payments according to Ongoing

Share Savings Schemes must not be transferred

according to this authorization; transfer of shares

may take place as payment of whole or part of the

purchase price at the acquisition of a Company or

business or part of a Company or business and the

consideration shall be equal to the assessed market

value of the share; on such transfer, payment may be

made by assets contributed in kind or by set-off of a

 claim against BE Group; transfer of shares may also

take place by sale on NASDAQ OMX Stockholm in order

to finance an acquisition of a Company or business or

 part of a Company or business or other transaction,

at a price within the price interval that may be

registered at any given time, such price interval

being the interval between the highest purchase price

 and the lowest sales price at the time of transfer;

and that the Board of Directors shall be entitled to

determine other terms of the acquisition and the

transfer in accordance with the market

PROPOSAL #17: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BROOKFIELD INCORPORACOES SA, RIO DE JANEIRO

  TICKER:                  N/A                 CUSIP:   P18156102

  MEETING DATE:      9/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend the main part of Article 9 of the        ISSUER            YES             FOR                  FOR

 Corporate Bylaws of the Company, for the purpose of

increasing the authorized capital limit, in such a

way that the Board of Directors may, without a

resolution by a general meeting of shareholders and a

 Bylaws amendment, approved the issuance of new

shares by the Company up to the limit of 500,000 five

 hundred million shares issued

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BROOKFIELD INCORPORACOES SA, RIO DE JANEIRO

  TICKER:                  N/A                 CUSIP:   P18156102

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to examine, discuss the                       ISSUER            YES             FOR                  FOR

financial statements relating to the FYE on 31 DEC

2009, accompanied by the Independent Auditors report

PROPOSAL #2: Approve the destination of the YE                   ISSUER            YES             FOR                  FOR

results of 2009 and the distribution of dividends

PROPOSAL #3: Election of the Members of the Board of         ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BROOKFIELD INCORPORACOES SA, RIO DE JANEIRO

  TICKER:                  N/A                 CUSIP:   P18156102

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to set the global remuneration          ISSUER            YES         AGAINST           AGAINST

of the Company Director's for the 2010

PROPOSAL #2: Approve to increase to 35 million the            ISSUER            YES             FOR                  FOR

maximum limit of common shares that can be reserved

for issuance in accordance with the stock option plan

 approved at the EGM of 22 MAY 2006

PROPOSAL #3: Amend the Article 19, lines XVI and                ISSUER            YES             FOR                  FOR

XVIII, of the corporate bylaws, which deal with the

authority of the Board of Directors to decide

regarding the acquisition and disposition  of control

 or an ownership interest in other companies and

regarding the signing of contracts with related

PROPOSAL #4: Approve to consolidate the corporate              ISSUER            YES             FOR                  FOR

bylaws bearing in mind the amendment of Articles 1,

3, 5 and 9 approved at the general meetings held on

22 JUN 2009, 30 APR 2009, and 22 SEP 2009, and at the

 meetings of the Board of Directors of 20 OCT 2009,

and 10 NOV 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BROOKFIELD INCORPORACOES SA, RIO DE JANEIRO

  TICKER:                  N/A                 CUSIP:   P18156102

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Article 19, lines XVI and XVIII,          ISSUER            YES             FOR                  FOR

of the corporate bylaws, which deal with the

authority of the Board of Directors to decide

regarding the acquisition and disposition of control

or an ownership interest in other Companies and

regarding the signing of contracts with related

PROPOSAL #2: Approve to consolidate the corporate              ISSUER            YES             FOR                  FOR

bylaws bearing in mind the amendment of Articles 1,

3, 5 and 9 approved at the general meetings held on

22 JUN 2009, 30 APR 2009, and 22 SEP 2009, and  at

the meetings of the Board of Directors of 20 OCT 2009

 and 10 NOV 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRUNEL INTERNATIONAL NV

  TICKER:                  N/A                 CUSIP:   N1677J103

  MEETING DATE:      8/20/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Appoint R. Van Der Hoek as a Member of         ISSUER             NO              N/A                  N/A

the Managing Board for a period of 4 years ending 19

AUG 2013

PROPOSAL #3.: Close                                                                   ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BRUNEL INTERNATIONAL NV

  TICKER:                  N/A                 CUSIP:   N1677J103

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER             NO              N/A                  N/A

PROPOSAL #2: Report of the Board of Directors for the        ISSUER             NO              N/A                  N/A

 FY 2009

PROPOSAL #3: Adopt the annual accounts for the FY 2009      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the Policy pursued by the Board         ISSUER            YES             FOR                  FOR

of Directors in 2009  grant discharge to the Managing

 Directors

PROPOSAL #5: Approve the supervision executed by the         ISSUER            YES             FOR                  FOR

Supervisory Board in 2009  grant discharge to the

Supervisory Directors

PROPOSAL #6: Reserves and Dividend Policy                             ISSUER             NO              N/A                  N/A

PROPOSAL #7: Approve the profit appropriation and for        ISSUER            YES             FOR                  FOR

 the payment of dividend

PROPOSAL #8.a: Approve the designation of the Board          ISSUER            YES             FOR                  FOR

of Directors as the body authorized to issue shares

PROPOSAL #8.b: Approve the designation of the Board          ISSUER            YES             FOR                  FOR

of Directors as the body authorized to limit or

exclude the pre-emption right in the issue of shares

PROPOSAL #9: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

purchase own shares in the Companys capital

PROPOSAL #10: Amend the Articles of Association and          ISSUER            YES         AGAINST           AGAINST

authorize every Managing Director of the Company and

each and every Civil-Law Notary and Junior Civil-Law

Notary and other Notarial staff employed at the

offices of Nautadutilh N.V. to apply for the

certificate referred to in Article 125 of book 2 of

the Dutch Civil Code, or have the same done, and,

having obtained said certificate, to authorize the

rise them to execute the notarial deed amending the

Articles of Association

PROPOSAL #11: Corporate Governance                                         ISSUER             NO              N/A                  N/A

PROPOSAL #12: Re-appoint a Member of the Supervisory         ISSUER            YES             FOR                  FOR

Board

PROPOSAL #13: Approve to change the remuneration of          ISSUER            YES             FOR                  FOR

the Supervisory Board

PROPOSAL #14: Re-appoint the External Auditors                    ISSUER            YES             FOR                  FOR

PROPOSAL #15: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #16: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BSS GROUP PLC, LEICESTER

  TICKER:                  N/A                 CUSIP:   G15652129

  MEETING DATE:      7/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the accounts and the         ISSUER            YES             FOR                  FOR

reports of the Directors and Auditors for the FYE 31

MAR 2009

PROPOSAL #2.: Receive and adopt the report of the              ISSUER            YES             FOR                  FOR

Remuneration Committee for the FYE 31 MAR 2009

PROPOSAL #3.: Declare a final dividend of 5.54 per            ISSUER            YES             FOR                  FOR

ordinary shares for the FYE 31 MAR 2009

PROPOSAL #4.: Re-elect Mr. R. Murray as a Director             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Re-elect Mr. T. Osbaldiston as a                   ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #6.: Re-elect Mr. P. Warry as a Director               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors of the Company to hold office until

the conclusion of the next general meeting at which

the accounts are laid before the Company

PROPOSAL #8.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the remuneration of the Auditors for the ensuing year

PROPOSAL #9.: Authorize the Directors, to allot                 ISSUER            YES             FOR                  FOR

relevant securities [within the meaning of Section 80

 of the Companies Act 1985 [the Act]] up to an

aggregate nominal amount of GBP 825,144; [Authority

expires by the Company in general meeting on 22 JUL

2014]; and the Directors may allot relevant

securities after the expiry of this authority in

pursuance of such an offer or agreement made prior to

 such expiry; all previous authorities under Section

80 of the Act shall cease to have effect

PROPOSAL #S.10: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

and conditional upon the passing of Resolution 09 and

 pursuant to Section 95 of the Act, to allot equity

securities [Section 94 of the Act] for cash as if

Section 89[1] of the Act disapplying to any such

allotment provided that this power is limited to the

allotment of equity securities a) in connection with

a rights issue, open offer or other offers in favor

of ordinary shareholders; and b) up to an aggregate

nominal amount of GBP 308,743; [Authority expire on

the date of the AGM of the Company to be held in

2010]; and the Directors to allot equity securities

after the expiry of this authority in pursuance of

such an offer or agreement made prior to such expiry

PROPOSAL #S.11: Authorize the Company, to make market        ISSUER            YES             FOR                  FOR

 purchases [Section 163(3) of the Act] of up to

12,349,712 ordinary shares of 5 pence each in the

capital of the Company, at a minimum price of 5 pence

 and not more than 105% of the average of the middle

market value for such shares derived from the London

Stock Exchange Daily Official List, for the 5

business days preceding the date of purchase;

[Authority expires at the conclusion of the AGM of

the Company to be held in 2010]; and the Company,

before the expiry, may make a contract to purchase

ordinary shares which will or may be executed wholly

or partly after such expiry

PROPOSAL #S.12: Approve to permit the holding of                ISSUER            YES             FOR                  FOR

general meetings [other than an AGM] on not less than

 14 clear day's notice

PROPOSAL #13.: Approve the BSS Group plc 2009                     ISSUER            YES             FOR                  FOR

Employee [Saving Related] Share Option Scheme and the

 BSS [Ireland] Limited Employee [Saving Related]

Share Option Scheme 2009 [together the New Schemes],

in the form of the rules of the New Schemes tabled at

 the meeting and initialed by the Chairman for the

purpose of identification, and authorize the Board of

 Directors to adopt and carry the same into effect

with such amendment [if any] to the New Schemes as

may be required, including in order to obtain the

approval of HM Revenue & Customs and the Revenue

Commissioners' for the New Schemes and to establish

further Schemes based on the New Schemes but modified

 to take account of local tax, exchange control or

securities laws in overseas territories, provided

that any shares made available under such further

Schemes are treated as counting against any limits on

 individual or overall participation in the New

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BTG PLC

  TICKER:                  N/A                 CUSIP:   G1660V103

  MEETING DATE:      7/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report        ISSUER            YES         AGAINST           AGAINST

 and financial statements for the YE 31 MAR 2009,

together with the report of the Auditor

PROPOSAL #2.: Approve the remuneration report for the        ISSUER            YES             FOR                  FOR

 YE 31 MAR 2009

PROPOSAL #3.: Re-elect William Jenkins as a Director         ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #4.: Elect Rolf Soderstrom as a Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #5.: Elect James O'Shea as a Director of the        ISSUER            YES             FOR                  FOR

 Company

PROPOSAL #6.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES         AGAINST           AGAINST

Auditor, to hold office from the conclusion of this

meeting until the conclusion of the next AGM at which

 accounts are laid

PROPOSAL #7.: Authorize the Directors to fix the                ISSUER            YES         AGAINST           AGAINST

remuneration of KPMG Audit Plc

PROPOSAL #8.: Approve to the rules of BTG Executive          ISSUER            YES             FOR                  FOR

Share Options Plan 2009 [the New Plan] as specified;

authorize the Directors to make such modifications to

 the New Plan as they may consider appropriate to

take account of HM Revenue & Customs, the U.S.

Internal Revenue Code of 1986 and best practice and

for the implementation of the New Plan and to adopt

the New Plan as so modified and to do all such other

acts and things as they may consider appropriate to

implement the New Plan; and establish further

schedules to, or plans based on, the New Plan but

modified to take account of local tax, exchange

control or securities laws in overseas territories,

provided that any shares made available under such

further schedules or plans are treated as counting

against the limits on individual or overall

PROPOSAL #9.: Approve to the rules of BTG Sharesave          ISSUER            YES             FOR                  FOR

Plan 2009 [the Sharesave Plan] as specified;

authorize the Directors to make such modifications to

 the Sharesave Plan as they may consider appropriate

to take account of HM Revenue & Customs and best

practice and for the implementation of the Sharesave

Plan and to adopt the Sharesave Plan as so modified

and to do all such other acts and things as they may

consider appropriate to implement the Sharesave Plan;

 and establish further schedules to, or plans based

on, the Sharesave Plan but modified to take account

of local tax, exchange control or securities laws in

overseas territories, provided that any shares made

available under such further schedules or plans are

treated as counting against the limits on individual

or overall participation in the Sharesave Plan

PROPOSAL #10.: Approve to the rules of BTG U.S.                 ISSUER            YES             FOR                  FOR

Employee Sotck Purchase Plan 2009 [the US Plan] as

specified; authorize the Directors to make such

modifications to the US Plan as they may consider

appropriate to take account of the requirements of

the U.S. Internal Revenue Code of 1986, best practice

 and for the implementation of the US Plan and to

adopt the US Plan as so modified and to do all such

other acts and things as they may consider

appropriate to implement the US Plan

PROPOSAL #11.: Authorize the Company and its                       ISSUER            YES             FOR                  FOR

Subsidiaries, in accordance with Section 366 of the

Companies Act 2006 [the 2006 Act]: a] to make

political donations [Section 364 of the 2006 Act] to

political parties and/or independent election

candidates [ as specified in Section 363 of the 2006

Act], not exceeding GBP 25,000 in total; b] to make

political donations [as specified in Section 364 of

the 2006 Act] to political organizations other than

political parties [as specified in Section 363 of the

 2006 Act] not exceeding GBP 25,000 in total; and c]

to incur political expenditure [as specified in

Section 365 of the 2006 Act] not exceeding GBP 25,000

 in total; [Authority expires the earlier at the

conclusion of the next AGM of the Company or 14 OCT

2010], in any event, the aggregate amount of

political donations and political expenditure made

and incurred by the Company and its Subsidiaries

pursuant to this resolution shall not exceed GBP

PROPOSAL #12.: Authorize the Directors, subject to            ISSUER            YES             FOR                  FOR

and in accordance with Article 6 of the Company's

Articles of Association, under Section 80 of the

Companies Act 1985, to allot relevant securities up

to a maximum nominal value of GBP 5,148,000;

[Authority expires the earlier at the conclusion of

the next AGM of the Company or 15 months]

PROPOSAL #S.13: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

and in accordance with Article 7 of the Company's

Articles of Association under Section 95 of the

Companies Act 1985, to allot equity securities

[Section 94(3A) of the Companies Act 1985], for cash,

 disapplying the statutory pre-emption rights

[Section 89(1) of the Companies Act 1985], provided

that this power is limited to the allotment of equity

 securities: a) in connection with a rights issue; b)

 up to a maximum nominal amount of GBP 1,283,000;

[Authority expires the earlier of the conclusion of

the next AGM of the Company or 15 months]

PROPOSAL #S.14: Approve to call the General Meeting          ISSUER            YES             FOR                  FOR

other than an AGM on not less than 14 clear days

notice; [Authority expires at the conclusion of the

AGM of the Company next year]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BUCHER INDUSTRIES AG, NIEDERWENINGEN

  TICKER:                  N/A                 CUSIP:   H10914176

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report and the                 ISSUER            YES             FOR                  FOR

consolidated and Company financial statements for 2009

PROPOSAL #2.: Ratify the acts of the Directors and            ISSUER            YES             FOR                  FOR

Management Members for the FY 2009

PROPOSAL #3.: Approve the retained earnings of CHF            ISSUER            YES             FOR                  FOR

244,383,806 be appropriated as: payment of a gross

dividend of CHF 2.00 per registered share CHF

21,131,800; transfer to distributable reserve CHF

156,000,000; balance to be carried forward CHF

67,252,006; the dividend will be paid from 22 APR

2010, net of 35% withholding tax

PROPOSAL #4.A: Re-elect Thomas W. Bechtler to the              ISSUER            YES         AGAINST           AGAINST

Board of Directors for another three-year term of

office

PROPOSAL #4.B: Re-elect Rolf Broglie to the Board of         ISSUER            YES         AGAINST           AGAINST

Directors for another three-year term of office

PROPOSAL #4.C: Re-elect Anita Hauser to the Board of         ISSUER            YES         AGAINST           AGAINST

Directors for another three-year term of office

PROPOSAL #5.: Election of PricewaterhouseCoopers AG,         ISSUER            YES             FOR                  FOR

Zurich, as the Statutory Auditors for the FY 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BUDIMEX S.A., WARSZAWA

  TICKER:                  N/A                 CUSIP:   X0788V103

  MEETING DATE:      10/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2.: Elect the Chairman                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the statement of meeting's                ISSUER            YES         ABSTAIN           AGAINST

legal validity and its ability to adopt resolutions

PROPOSAL #4.: Elect the Scrutiny Commission                         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Adopt the agenda                                                ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Adopt a resolution on merger of Budimex        ISSUER            YES             FOR                  FOR

 SA with Budimex Dromex SA according to the

provisions of Article 492, Paragraph 1, Point 1 of

the Commercial Companies Code

PROPOSAL #7.: Adopt the resolution on acceptation              ISSUER            YES             FOR                  FOR

changes in Supervisory Board's Membership due to co

opt Mr. Marek Michalowski and due to resignation of

Mr. Jaime Aguirre De Carcery Moreno

PROPOSAL #8.: Closing the meeting                                           ISSUER            YES         ABSTAIN           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BUDIMEX S.A., WARSZAWA

  TICKER:                  N/A                 CUSIP:   X0788V103

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the ordinary general                       ISSUER            YES             FOR                  FOR

shareholders meeting

PROPOSAL #2: Appointment of the Chairman of the                 ISSUER            YES             FOR                  FOR

ordinary general shareholders meeting

PROPOSAL #3: Approve to determine the validity of              ISSUER            YES             FOR                  FOR

convening the ordinary general shareholders meeting

and its capacity to pass resolutions

PROPOSAL #4: Election of the Ballot Counting Committee      ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the Management report on the              ISSUER            YES             FOR                  FOR

Company's operations in 2009 and the financial

statement for the FY 2009, including the Auditors

opinion and review report

PROPOSAL #7: Approve the Management report on Budimex        ISSUER            YES             FOR                  FOR

 Groups operations in 2009 and the consolidated

financial statement for the FY 2009, including the

Auditors opinion and review report

PROPOSAL #8: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Board of Budimex S.A., containing the results of the

Audit of the Management reports on operations and of

the financial statements for the FY 2009, the motion

of the Management Board concerning profit

distribution and the Company's standing, satisfying

other requirements included in the best practices of

WSE Listed Companies

PROPOSAL #9.1: Approve, after previous consideration,        ISSUER            YES             FOR                  FOR

 the Management report on the Company's operations in

 2009 and the Company's financial statement for the

FY 2009

PROPOSAL #9.2: Approve, after previous consideration,        ISSUER            YES             FOR                  FOR

 the Management report on Budimex Groups operations

in 2009 and the consolidated financial statement for

the FY 2009

PROPOSAL #9.3: Approve the distribution of profit for        ISSUER            YES             FOR                  FOR

 2009

PROPOSAL #9.4: Acknowledge the fulfillment of duties         ISSUER            YES             FOR                  FOR

by the members of the Management Board of Budimex

S.A. in 2009

PROPOSAL #9.5: Acknowledge the fulfillment of duties         ISSUER            YES             FOR                  FOR

by the members of the Supervisory Board of Budimex

S.A. in 2009

PROPOSAL #9.6: Approve the Merger Plan regarding                ISSUER            YES             FOR                  FOR

Budimex S.A. as the acquiring Company and the Budimex

 Auto Park SP. Z.O.O. as acquired Company pursuant to

 Article 492 1 point 1 of the CCC

PROPOSAL #9.7: Adopt the resolutions concerning the          ISSUER            YES             FOR                  FOR

election of the Supervisory Board members of the

Company Budimex S.A. for 7 years term of office

PROPOSAL #9.8: Approve the changes to the rules and          ISSUER            YES             FOR                  FOR

determining the remuneration of the Supervisory Board

 members

PROPOSAL #10: Closing of the ordinary general                     ISSUER            YES             FOR                  FOR

shareholders meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BUKWANG PHARMACEUTICAL CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y1001U103

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 50th financial statement,            ISSUER            YES             FOR                  FOR

income statement, and the proposed disposition of

retained earning

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Dong Yeon Kim, Chang Soo              ISSUER            YES             FOR                  FOR

Jeong, Won Tae Park  External) Chun Taek Im as the

Directors

PROPOSAL #4: Approve the remuneration limit of                   ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BULL SA, CLAYES SOUS BOIS

  TICKER:                  N/A                 CUSIP:   F5895B254

  MEETING DATE:      1/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #E.1: Approve the contribution in kind and          ISSUER            YES             FOR                  FOR

the assessment made of it

PROPOSAL #E.2: Approve the Draft Contribution                     ISSUER            YES             FOR                  FOR

Agreement, payment of the contribution and the

correlative increase of the authorized capital

PROPOSAL #E.3: Approve the correlative amendment of          ISSUER            YES             FOR                  FOR

the Articles of Association

PROPOSAL #E.4: Approve the noting completion of the          ISSUER            YES             FOR                  FOR

capital increase amounting in total to EUR 72,000,000

 with an issue premium of EUR 69,600,000 and an

increase of the nominal capital of EUR 2,400,000 by

means of an issue of 24,000,00 new shares as payment

for the contribution

PROPOSAL #O.5: Appoint Crescendo Industries as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #O.6: Appoint Dominique Lesourd as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #O.7: Grant powers for the formalities                  ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BULL SA, CLAYES SOUS BOIS

  TICKER:                  N/A                 CUSIP:   F5895B254

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #o.1: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the FY 2009

PROPOSAL #o.2: Approve the financial statements for          ISSUER            YES             FOR                  FOR

the FY 2009

PROPOSAL #o.3: Allocation of income for the FY 2009           ISSUER            YES             FOR                  FOR

PROPOSAL #o.4: Approve the regulated Agreements                  ISSUER            YES             FOR                  FOR

PROPOSAL #o.5: Appointment of Mr. Jean Brechon as a          ISSUER            YES             FOR                  FOR

Board Member

PROPOSAL #o.6: Approve the renewal of Mr. Michel                ISSUER            YES             FOR                  FOR

Davancens' term as Board Member

PROPOSAL #o.7: Appointment of Mr. Marc Heriard                   ISSUER            YES             FOR                  FOR

Dubreuil as a Board Member

PROPOSAL #o.8: Ratification of the co-optation of Mr.        ISSUER            YES             FOR                  FOR

 Philippe Vannier as a Board Member

PROPOSAL #o.9: Appointment of Mr. Hugues de Saint              ISSUER            YES             FOR                  FOR

Germain as a Board Member

PROPOSAL #o.10: Appointment of Mr. Michel Paulin as a        ISSUER            YES             FOR                  FOR

 Board Member

PROPOSAL #o.11: Appointment of Mrs. Valerie Bernis as        ISSUER            YES             FOR                  FOR

 a Board Member

PROPOSAL #o.12: Appointment of Mr. Philippe Vassor as        ISSUER            YES             FOR                  FOR

 a Board Member

PROPOSAL #o.13: Appointment of France Telecom as a            ISSUER            YES             FOR                  FOR

Board Member

PROPOSAL #o.14: Approve to renew for a period of 18          ISSUER            YES             FOR                  FOR

months of the authorization to the Board of Directors

 to purchase shares of the Company

PROPOSAL #o.15: Approve to renew for a period of 18          ISSUER            YES             FOR                  FOR

months of the authorization granted to the Board of

Directors to purchase the shares of the Company

PROPOSAL #o.16: Approve to determine attendance                 ISSUER            YES             FOR                  FOR

allowances

PROPOSAL #e.17: Amend the Article 15 of the Statutes         ISSUER            YES             FOR                  FOR

relating to the term of office of the Board Members

PROPOSAL #e.18: Grant delegation of authority to the         ISSUER            YES             FOR                  FOR

Board of Directors, for a period of 26 months to

carry out the issuance of shares and/or other

securities giving access to the capital of the

Company, reserved for employees who are members of a

PROPOSAL #e.19: Approve to renew for a period of 26          ISSUER            YES             FOR                  FOR

months of the delegation of authority to the Board of

 Directors to decide on issuing shares, equity

securities and various securities with preferential

subscription rights

PROPOSAL #e.20: Amend the Article 13 of the Statutes         ISSUER            YES             FOR                  FOR

relating to the composition of the Board of Directors

PROPOSAL #e.21: Powers for the formalities                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BUMRUNGRAD HOSPITAL PUBLIC CO LTD BH

  TICKER:                  N/A                 CUSIP:   Y1002E256

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the minutes of AGM of shareholders        ISSUER            YES             FOR                  FOR

 number 16 2009

PROPOSAL #2: Acknowledge the Directors report on the         ISSUER            YES             FOR                  FOR

operations of the Company for the year 2009

PROPOSAL #3: Approve the audited financial statements        ISSUER            YES             FOR                  FOR

 for the YE 31 DEC 2009

PROPOSAL #4: Declare the dividend for the year 2009           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect three Directors who retires by         ISSUER            YES             FOR                  FOR

rotation as Directors of the Company for another

term: Mr. Chai Sophonpanich, Dr. Chanvit Tanphiphat,

Md, Dr. Sinn Anura

PROPOSAL #6: Appointment of Mrs. Auni Kettratad as            ISSUER            YES             FOR                  FOR

the additional Independent Director of

PROPOSAL #7: Approve the Directors remuneration for          ISSUER            YES             FOR                  FOR

the year 2010

PROPOSAL #8: Appointment of the Companys Auditor for         ISSUER            YES             FOR                  FOR

the year 2010 and approve to fix

PROPOSAL #9: Amend the Clause 4 of the Memorandum of         ISSUER            YES             FOR                  FOR

Association to be in line with the decrease in number

 of preferred shares due to the exercise of the right

 to convert preferred shares into ordinary shares by

preferred shareholders

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BUNNINGS WAREHOUSE PROPERTY TRUST

  TICKER:                  N/A                 CUSIP:   Q1892D102

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize, for the purposes of ASX                 ISSUER            YES             FOR                  FOR

Listing Rule 10.1 and for all other purposes, the

Unitholders of the Bunnings Warehouse Property Trust

 the Trust , the Bunnings Property Management

Limited, as responsible entity of the Trust, to enter

 into an agreement with Bunnings Group Limited to

extend the leases of 35 of the 53 Bunnings Warehouses

 that Bunnings Group Limited leases from Trust, on

the terms and conditions as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BURCKHARDT COMPRESSION HOLDING AG, WINTERTHUR

  TICKER:                  N/A                 CUSIP:   H12013100

  MEETING DATE:      7/4/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the formal opening and the                ISSUER            YES             FOR                  FOR

fixing of the meeting's conditions

PROPOSAL #2.: Approve the business report 2008                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the appropriation of the                   ISSUER            YES             FOR                  FOR

balance profit

PROPOSAL #4.: Grant discharge to the Board of                     ISSUER            YES             FOR                  FOR

Directors and the Management

PROPOSAL #5.: Elect the Auditors                                            ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Approve to create the authorized share         ISSUER            YES             FOR                  FOR

capital

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BURE EQUITY AB, GOTEBORG

  TICKER:                  N/A                 CUSIP:   W72479103

  MEETING DATE:      12/1/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the Meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Election of the Chairman of the Meeting        ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Preparation and approval of the voting         ISSUER             NO              N/A                  N/A

list

PROPOSAL #4.: Approval of the agenda                                     ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Election of 1 or 2 persons to verify            ISSUER             NO              N/A                  N/A

the minutes

PROPOSAL #6.: Determination as to whether the meeting        ISSUER             NO              N/A                  N/A

 has been duly convened

PROPOSAL #7.a: Adopt a Merger Plan, dated 13 OCT                ISSUER            YES             FOR                  FOR

2009; the merger plan has been registered with the

Swedish Companies Registration Office [Bolagsverket]

on 19 OCT 2009 and was announced on 21 OCT 2009;

according to the merger plan, the merger shall be

undertaken by way of absorption, with Bure as the

absorbing Company and Skanditek as the transferring

Company; according to the merger plan, the exchange

ratio for the merger consideration has been

determined in such way that each share in Skanditek

shall be exchanged for 0.75 shares in Bure;

registration of the merger with Bolagsverket, which

is expected to take place in JAN 2010 at the

earliest, will result in the dissolution of

Skanditek, whereby all of Skanditek's assets and

liabilities will be transferred to Bure settlement of

 the merger consideration is expected to take place

PROPOSAL #7.b: Approve the implementation of the                ISSUER            YES             FOR                  FOR

merger requires that a maximum of 49,013,235 shares

are issued as merger consideration; such issue of

shares will increase Bure's share capital by maximum

SEK 292,139,426 to maximum SEK 592,239,426; those

entitled to receive consideration for the merger,

will be shareholders registered in the share register

 of Skanditek on the date when Bolagsverket registers

 the merger; the shares in Bure issued to the

shareholders of Skanditek as merger consideration

shall, with exception of the dividend that is

proposed in accordance with Item 7.d below, carry

right to dividends for the first time on the record

date that occurs following registration of the merger

 by Bolagsverket

PROPOSAL #7.c: Amendment of the articles of                        ISSUER            YES             FOR                  FOR

association as specified

PROPOSAL #7.d: Approve a cash dividend to the                     ISSUER            YES             FOR                  FOR

shareholders in the amount of SEK 9.50 per share,

corresponding to SEK 478,313,676 in total; the record

 date for the dividends is proposed to be on Monday

25 JAN 2010 or, in case Bolagsverket authorizes

implementation of the merger plan later than Tuesday

19 JAN 2010, on such date as the Board of Directors

decides

PROPOSAL #7.e: Approve the Nominating Committee,                ISSUER            YES         AGAINST           AGAINST

consisting of Bjorn Bjornsson (Skanditek), Ulf

Stromsten [Catellas fonder], Peter Rudman [Nordeas

fonder] and Patrik Tigerschiold [Chairman of Bure],

has the intention to present its proposal regarding

remuneration to the Directors of the Board and elect

the new Directors of the Board at least 2 weeks prior

 to the EGM

PROPOSAL #8.: Amend, in addition to the amendments of        ISSUER            YES             FOR                  FOR

 the Articles of Association proposed under Item 7.C

above, the articles of association meaning that

notice of an EGM of Shareholders, which does not deal

 with amendments of the Articles of Association,

shall be issued no earlier than 6 weeks and at latest

 3 weeks before the EGM, and that notice of a general

 meeting of Shareholders shall always be published in

 the Official Swedish Gazette (Sw. Post- och

Inrikestidningar) as well as at the Company's

website; announcement of the notice shall be made in

Svenska Dagbladet; furthermore, to amend the Articles

 of Association in accordance with above, is

conditional upon that amendments of the Swedish

Companies Act relating to: i) the time-limit for

notice of an EGM of Shareholders, which does not deal

 with amendments of the Articles of Association, and

ii) the procedures for convening general meetings,

have entered into force, and that the above proposed

amendments of the Articles of Association are

consistent with such new wording of the Swedish

PROPOSAL #9.: Closing of the Meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BURE EQUITY AB, GOTEBORG

  TICKER:                  N/A                 CUSIP:   W72479103

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the AGM                                            ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Election of Bure Equity AB, Bjorn                 ISSUER             NO              N/A                  N/A

Bjornsson, as the Chairman of the AGM

PROPOSAL #3.: Preparation and approval of the voting         ISSUER             NO              N/A                  N/A

list

PROPOSAL #4.: Approval of the agenda                                     ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Election of 1 or 2 persons to check and        ISSUER             NO              N/A                  N/A

 sign the minutes

PROPOSAL #6.: Determination as to whether the AGM has        ISSUER             NO              N/A                  N/A

 been duly convened

PROPOSAL #7.: Address by the President                                  ISSUER             NO              N/A                  N/A

PROPOSAL #8.: Presentation of the annual report and          ISSUER             NO              N/A                  N/A

the audit report as well as the consolidated

financial statements and the audit report for the

PROPOSAL #9.A: Adopt the profit and loss account and         ISSUER            YES             FOR                  FOR

balance sheet as well as the consolidated profit and

loss account and the consolidated balance sheet

PROPOSAL #9.B: Declare a cash dividend of SEK 0.30            ISSUER            YES             FOR                  FOR

per share, as record day is suggested Monday, 03 MAY

2010, with this record date payment of dividends is

estimated on Thursday, 06 MAY 2010

PROPOSAL #9.C: Grant discharge from liability to the         ISSUER            YES             FOR                  FOR

Members of the Board of Directors and the Managing

Director

PROPOSAL #10.: Approve to determine the number of the        ISSUER            YES             FOR                  FOR

 Board Members 5 and deputies to be elected by the AGM

PROPOSAL #11.: Approve the remuneration of Board                ISSUER            YES             FOR                  FOR

Members, who are not receiving a salary from the

Company, shall amount to SEK 190,000 per year and SEK

 500,000 per year for the Chairman

PROPOSAL #12.: Election of Board Members and the                ISSUER            YES             FOR                  FOR

Board Chairman will be announced on 14 APR 2010, at

the latest

PROPOSAL #13.: Approve the remuneration to the                   ISSUER            YES             FOR                  FOR

Auditors shall be paid according to approved account

PROPOSAL #14.: Approve the principles governing                 ISSUER            YES             FOR                  FOR

remuneration and other terms and conditions of

employment for the President and other Senior

Executives as specified

PROPOSAL #15.: Approves the issue of a maximum of              ISSUER            YES             FOR                  FOR

260,000 share warrants that provide entitlement to

subscription for a maximum of 260,000 shares in Bure

Equity AB; the share warrants shall be issued at a

price corresponding to their market value on the

issue date, calculated according to the Black and

Scholes model, which on the date of the issue of this

 summon was estimated to be SEK 1.16 per share

warrant; subscription and payment of the warrants

shall be completed no later than 09 JUN 2010; the

share warrants shall be subscribed for by the

subsidiary Skanditek AB with rights and obligations

to transfer them to senior executives and key

personnel in Bure Equity AB; the price of the

transferred share warrants shall correspond to the

issue price. Subscription for shares based on the

share warrants may be made from 09 JUN 2012, through

09 JUN 2013, at a subscription price of 150% of the

market value on the issuance date; full exercise of

all share warrants covered by the motion will entail

an increase in the share capital of SEK 1,519,709,

representing a dilution of some 0.3% of the number of

PROPOSAL #16.: Authorize the Board, on 1 or several          ISSUER            YES             FOR                  FOR

occasions before the next AGM, to repurchase a

maximum number of shares, whereby Bure Equity AB's

holding of treasury shares at no time exceeds 10% of

all registered shares in the company and provided

that there is still full coverage for the Company's

restricted equity following the repurchase; the

repurchase of shares shall be transacted on the

NASDAQ OMX Stockholm Exchange in compliance with the

applicable laws and generally accepted practices in

the stock market at any given time; the motive for

the Board's proposal is to enable the Board to adapt

the capital structure to the Company's needs and

thereby contribute to increased shareholder value

PROPOSAL #17.: Other business                                                  ISSUER             NO              N/A                  N/A

PROPOSAL #18.: Closing of the AGM                                           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BURSA MALAYSIA BHD, KUALA LUMPUR

  TICKER:                  N/A                 CUSIP:   Y1028U102

  MEETING DATE:      3/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited financial         ISSUER            YES             FOR                  FOR

statements for the YE 31 DEC 2008 and reports of the

Directors and Auditors thereon

PROPOSAL #2: Re-elect Dato' Sri Abdul Wahid bin Omar         ISSUER            YES             FOR                  FOR

as a Director, who retires by rotation in accordance

with Article 69 of the Company's Articles of

Association

PROPOSAL #3: Re-elect Dato' Yusil bin Mohamed Yousoff        ISSUER            YES             FOR                  FOR

 as a Director, who retires by rotation in accordance

 with Article 69 of the Company's Articles of

Association

PROPOSAL #4: Re-elect Dato' Saiful Bahri bin                       ISSUER            YES             FOR                  FOR

Zainuddin as a Director, who retires by rotation in

accordance with Article 69 of the Company's Articles

of Association

PROPOSAL #5: Re-elect Encik Ong leong Huat @ Wong Joo        ISSUER            YES             FOR                  FOR

 Hwa as a Director, who retires by rotation in

accordance with Article 69 of the Company's Articles

of Association

PROPOSAL #6: Approve the payment of final dividend of        ISSUER            YES             FOR                  FOR

 9 sen per share under single-tier system in respect

of the FYE 31 DEC 2009

PROPOSAL #7: PLEASE NOTE THAT THIS IS A SHAREHOLDERS'        ISSUER            YES             FOR               AGAINST
 PROPOSAL: approve the payment of Directors' fees

amounting to MYR 90,000 per annum for the Non-

Executive Chairman and MYR 60,000 per annum for each

of the Non-Executive Directors in respect of the FYE

31 DEC 2009

PROPOSAL #8: Appoint Messrs. Ernst & Young as the              ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize

PROPOSAL #9: Authorize the Directors, pursuant to              ISSUER            YES             FOR                  FOR

Section 132D of the Companies Act 1965, the Articles

of Association of the Company and subject to the

approvals of the relevant governmental and/or

regulatory authorities, to issue shares of the

Company, from time to time, upon such terms and

conditions, for such purposes and to such person or

persons whomsoever as the Directors may, in their

absolute discretion, deem fit, provided that the

aggregate number of shares issued pursuant to this

resolution does not exceed 10% of the total issued

share capital of the Company for the time being in

any one FY; Authority shall continue in force until

the conclusion of the next AGM of the Company

PROPOSAL #10: Authorize the Directors, subject to              ISSUER            YES             FOR                  FOR

Section 67A of the Companies Act 1965 (the Act) and

Part IIIA of the Companies Regulations 1966,

provisions of the Company's Memorandum and Articles

of Association, the Main Market Listing Requirements

(MMLR) of Bursa Malaysia Securities Berhad (Bursa

Malaysia Securities) and any other applicable laws,

rules, regulations and guidelines for the time being

in force, to make purchase(s) of ordinary shares of

MYR 0.50 each in the Company's issued and paid-up

share capital on Bursa Malaysia Securities subject to

 the following: (1) the maximum number of shares

which may be purchased and/or held by the Company

shall be equivalent to 10% of the issued and paid-up

share capital of the Company (Shares) for the time

being; CONTD

PROPOSAL #S.11: Re-appoint Tun Mohamed Dzaiddin bin          ISSUER            YES             FOR                  FOR

Haji Abdullah, a Public Interest Director, as

Director of the Company to hold office until the

conclusion of the next AGM of the Company, who

retires pursuant to Section 129(2) of the Companies

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BUSINESS POST GROUP PLC

  TICKER:                  N/A                 CUSIP:   G1733T101

  MEETING DATE:      7/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' report and the          ISSUER            YES             FOR                  FOR

accounts for the YE 31 MAR 2009

PROPOSAL #2.: Declare a final dividend of 10.8p net          ISSUER            YES             FOR                  FOR

per ordinary share for the YE 31 MAR 2009

PROPOSAL #3.: Approve the remuneration report of the         ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4.: Re-elect Mr. Guy Buswell as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Re-elect Mr. Peter Kane as a Director           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6.: Re-elect Mr. Trevor Jenkins as a                   ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors and authorize the Directors to

determine the Auditors' remuneration

PROPOSAL #8.: Approve the Long Term Incentive Plan            ISSUER            YES             FOR                  FOR

2009 [LTIP 2009] and authorize the Directors to make

such modifications they consider appropriate to

implement LTIP 2009

PROPOSAL #9.: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #10.: Approve to disapply Section 89[1] of          ISSUER            YES             FOR                  FOR

the Companies Act 1985

PROPOSAL #11.: Grant authority to purchase of own              ISSUER            YES             FOR                  FOR

shares

PROPOSAL #12.: Amend the Articles of Association and         ISSUER            YES             FOR                  FOR

adopt the Articles of Association produced at the

meeting

PROPOSAL #13.: Approve to allow a general meeting to         ISSUER            YES             FOR                  FOR

be called on 14 days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BWIN INTERACTIVE

  TICKER:                  N/A                 CUSIP:   A1156L102

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the presentation of the                       ISSUER            YES             FOR                  FOR

financial statements including the Management report

and the Corporate Governance report as of 31 DEC

2009, the consolidated financial statements including

 the group Management report as of 31 DEC 2009, the

proposal for the allocation of profit, and the

Supervisory Boards report on the FY 2009

PROPOSAL #2: Approve to appropriating the net results        ISSUER            YES             FOR                  FOR

 for the FY 2009

PROPOSAL #3: Ratify the acts of the Members of the            ISSUER            YES             FOR                  FOR

Executive Board during the FY 2009

PROPOSAL #4: Ratify the acts of the Members of the            ISSUER            YES             FOR                  FOR

Supervisory Board for the FY 2009

PROPOSAL #5: Approve the Supervisory Board                          ISSUER            YES             FOR                  FOR

remuneration for the FY 2009

PROPOSAL #6: Election of two persons to the                        ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #7: Appointment of the Auditor and the group        ISSUER            YES         AGAINST           AGAINST

 Auditor for the FY 2010

PROPOSAL #8.1: Receive the financial report pursuant         ISSUER            YES             FOR                  FOR

to paragraph 65.3 of the Companies act and

resolutions on, authorize the Executive Board by

resolution of the AGM of 21 MAY 2008 to acquire up to

 10% of the Company's bearer shares for a period of

30 months in accordance with paragraph 65.1.8 of the

Companies act. at the same time, the executive Board

should also be authorized to acquire up to 10% of the

 Company's bearer shares in accordance with paragraph

 65.1.8 of the Companies act for a period of 30

months from the date of the resolution at a price of

at least EUR 1.00 and no more than EUR 150 per share,

 the total volume of shareholders' equity represented

 by own shares shall not exceed 10%

PROPOSAL #8.2: Receive the financial report pursuant         ISSUER            YES             FOR                  FOR

to paragraph 65.3 of the Companies act and

resolutions, authorize the Executive Board until 17

MAY 2015 to redeem own shares or, with the

Supervisory Board's approval, to dispose of the

Company's own shares by a means of other than via the

 stock exchange or by public offering, optionally

with partial or complete exclusion of shareholders'

PROPOSAL #9: Approve the amendments to Points XIV              ISSUER            YES             FOR                  FOR

[convocation], XV [right of participation], XIV

[voting rights] and XXI [financial statements and

annual report] of the Articles of Association in

accordance with the Law on the implementation of the

Shareholder Rights Directive 2009 and authorization

of the shareholders meeting pursuant to Section

104(4) of the Austrian Stock Corporation Act

PROPOSAL #10.1: Authorize the Executive Board until          ISSUER            YES         AGAINST           AGAINST

21 May 2012 by resolution of the AGM of 22 MAY 2007,

provided this option has not yet been used, to

increase the Company's share capital by EUR

16,300,000, if necessary in several installments, and

 with the Supervisory Board's approval, by issuing up

 to 16,300,000 no-par bearer shares against payment

in cash or kind, optionally with partial or complete

exclusion of shareholders' subscription rights, and

if necessary to determine, with the supervisory

Board's approval, the conditions of issue, in

particular the issue price, nature of any in-kind

contribution, nature of share rights, exclusion of

subscription rights, possible issue of the shares

with indirect subscription rights. at the same time,

the Executive Board will also be until 17 MAY 2015 to

PROPOSAL #CONT: CONTD. the Company's share capital by        ISSUER             NO              N/A                  N/A

 up to EUR 17,500,000, if necessary in several

installments, and with the; Supervisory Board's

approval, by issuing up to 17,500,000 no-par bearer

shares against payment in cash or kind, optionally

with partial or complete exclusion of shareholders'

subscription rights. in agreement with the

Supervisory Board, to determine the terms of issue if

 necessary, in particular the issue price, the nature

 of any in kind contribution, the nature of the share

 rights and exclusion of subscription rights as well

as the possible issue of the shares by indirect

subscription rights. the Supervisory Board shall be

authorized to pass any amendments to the Articles of

Association resulting from the issue of shares from

authorized capital

PROPOSAL #10.2: Amend the Article V paragraph 2 of            ISSUER            YES         AGAINST           AGAINST

the Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BWT AKTIENGESELLSCHAFT

  TICKER:                  N/A                 CUSIP:   A1141J105

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the presentation of annual report      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the allocation of profits                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Grant discharge to the Board of Directors      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Grant discharge to the Supervisory Board        ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the remuneration for Supervisory        ISSUER            YES             FOR                  FOR

 Board

PROPOSAL #6: Approve the number of Supervisory Board         ISSUER            YES             FOR                  FOR

members

PROPOSAL #7: Election of Auditor                                            ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve the change of the Articles of            ISSUER            YES             FOR                  FOR

Association in order to adapt them to changed

statutory provisions, in particular to the amending

law to stock corporation law 2009, in particular

Sections 6, 12, 15, 17, 18, 19, 20, 28 and 29

PROPOSAL #9: Approve to repurchase of own shares                ISSUER            YES             FOR                  FOR

PROPOSAL #10: Approve the usage of usage of own                 ISSUER            YES             FOR                  FOR

shares purchased

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BYD ELECTRONIC (INTERNATIONAL) CO LTD

  TICKER:                  N/A                 CUSIP:   Y1045N107

  MEETING DATE:      2/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Supply Agreement referred to        ISSUER            YES             FOR                  FOR

 in the Section headed II. A. Supply of products by

the Group to the BYD Group in the Letter from the

Board contained in the circular  the Circular  of the

 Company of which this notice forms part and the

relevant New Caps  as defined in the Circular

PROPOSAL #2: Approve the Purchase Agreement referred         ISSUER            YES             FOR                  FOR

to in the Section headed II. B. Purchase of products

by the Group from the BYD Group in the Letter from

the Board contained in the circular  the Circular  of

 the Company of which this notice forms part and the

relevant New Caps  as defined in the Circular

PROPOSAL #3: Approve The Utility Services Master                ISSUER            YES             FOR                  FOR

Agreement referred to in the Section headed II. C.

Provision of utilities connection and/or utilities by

 the BYD Group to the Group in the Letter from the

Board contained in the circular the Circular  of the

Company of which this notice forms part and the

relevant New Caps  as defined in the Circular

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BYD ELECTRONIC (INTERNATIONAL) CO LTD

  TICKER:                  N/A                 CUSIP:   Y1045N107

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and consider the audited                     ISSUER            YES             FOR                  FOR

consolidated financial statements of the Company and

the reports of the Directors and the Auditors for the

 YE 31 DEC 2009

PROPOSAL #2: Declare the final dividend for the YE 31        ISSUER            YES             FOR                  FOR

 DEC 2009 of RMB 0.067 per share of HKD 0.10 each in

the capital of the Company

PROPOSAL #3: Re-elect Ms. Li Ke as a Director of the         ISSUER            YES             FOR                  FOR

Company and to authorize the Board of Directors of

the Company to fix her remuneration

PROPOSAL #4: Re-elect Mr. Wang Chuan-fu as a Director        ISSUER            YES             FOR                  FOR

 of the Company and to authorize the Board of

Directors of the Company to fix his remuneration

PROPOSAL #5: Re-elect Mr. Wu Jing-sheng as a Director        ISSUER            YES             FOR                  FOR

 of the Company and to authorize the Board of

Directors of the Company to fix his remuneration

PROPOSAL #6: Re-appoint the Auditors and authorize            ISSUER            YES             FOR                  FOR

the Board of Directors of the Company to fix their

remuneration

PROPOSAL #7: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to allot, issue and otherwise deal with new shares of

 the Company not exceeding 20% of the aggregate

nominal amount of the issued share capital of the

Company as at the date of passing of this resolution

PROPOSAL #8: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to repurchase the Company's own shares not exceeding

10% of the aggregate nominal amount of the issued

share capital of the Company as at the date of

passing of this resolution

PROPOSAL #9: Approve to extend the mandate granted            ISSUER            YES             FOR                  FOR

under Resolution 7 by including the number of shares

repurchased by the Company pursuant to Resolution 8

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  C & C GROUP PLC

  TICKER:                  N/A                 CUSIP:   G1826G107

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the disposal of C and C Spirits         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  C&C GROUP PLC, DUBLIN

  TICKER:                  N/A                 CUSIP:   G1826G107

  MEETING DATE:      8/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the reports of the Directors            ISSUER            YES             FOR                  FOR

and the Auditors and the financial statements for the

 YE 28 FEB 2009

PROPOSAL #2.: Declare the dividends                                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Elect John Dunsmore as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Elect Stephen Glancey as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect John Burgess as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-elect Richard Holroyd as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-elect Breege O'donoghue as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

Auditors' remuneration

PROPOSAL #9.: Authorize the allotment of shares                 ISSUER            YES             FOR                  FOR

[Section 20 of the companies [amendment] act, 1983]

PROPOSAL #S.10: Authorize the limited disapplication         ISSUER            YES             FOR                  FOR

of pre-emption rights. [Section 24 of the Companies

[amendment] Act, 1983]

PROPOSAL #S.11: Authorize the purchase by the Company        ISSUER            YES             FOR                  FOR

 of its own shares. [Section 215 of the Companies

Act, 1990]

PROPOSAL #S.12: Authorize the re-issue by the Company        ISSUER            YES             FOR                  FOR

 of its shares off-market[Section 209 of the

Companies Act, 1990]

PROPOSAL #S.13: Approve to call a general meeting of         ISSUER            YES             FOR                  FOR

the Company on 14 days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  C&C GROUP PLC, DUBLIN

  TICKER:                  N/A                 CUSIP:   G1826G107

  MEETING DATE:      9/25/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the proposed acquisition of the        ISSUER            YES             FOR                  FOR

 target business by the purchasers [the Acquisition],

 as such capitalized terms as specified, pursuant to

the terms of the Acquisition Agreement, subject to

such waivers, extensions, non-material amendments or

variations to the Acquisition as the Directors of the

 Company [or a committee of the directors of the

Company] may determine and authorize the Directors of

 the Company [or a Committee of the Directors of the

Company] to do all things as they may consider to be

necessary or desirable to implement and give effect

to, or otherwise in connection with, the Acquisition

and any matters incidental to the Acquisition

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  C.A.T. OIL AG, BADEN

  TICKER:                  N/A                 CUSIP:   A1291D106

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the annual financial statements            ISSUER            YES             FOR                  FOR

including the management report as well as the

consolidated annual financial statements including

the consolidated management report, the corporate

governance report, and the report of the supervisory

Board, in each case in relation to the FYE 31 DEC 2009

PROPOSAL #2: Approve the net profit as set out in the        ISSUER            YES             FOR                  FOR

 annual financial statements in relation to the FYE

31 DEC 2009

PROPOSAL #3: Grant discharge of the members of the            ISSUER            YES             FOR                  FOR

Management Board in relation to the FYE 31 DEC 2009

PROPOSAL #4: Grant discharge of the members of the            ISSUER            YES             FOR                  FOR

supervisory Board in relation to the FYE 31 DEC 2009

PROPOSAL #5: Election of the Auditors of the annual          ISSUER            YES             FOR                  FOR

financial statements and of the consolidated annual

financial statements in relation to the FYE 31 DEC

PROPOSAL #6: Approve the remuneration of the members         ISSUER            YES             FOR                  FOR

of the supervisory Board in relation to the FYE 31

DEC 2009

PROPOSAL #7: Amend the Article of Association, to              ISSUER            YES             FOR                  FOR

implement the adjustment provided by the stock

corporation amendment Act 2009 Aktienrechts-

Anderungsgesetz 2009 , in particular Article 4, 5.6,

14, 15 16 17 and 18 of the Articles of Association;

cancellation of the obsolete Article 23 of the

Articles of Association regarding costs and charges

of formation and renumbering of Article 24 to Article

 23 of the Articles of Association

PROPOSAL #8: Approve the annulment of the authorized         ISSUER            YES             FOR                  FOR

capital of 2006 and approval of an authorized capital

 of 2010, the management Board shall be authorized,

with the approval of the supervisory Board to

increase the stated capital in one or several

occasions by up to a total of EUR 14 million, issued

in return for contributions in cash or in kind with

the option of exclusion of subscription rights in the

 following cases; a  in the event of capital increase

 for contributions in cash which does not exceed ten

percent of the stated capital; b  to make up for

fractional amounts;  c  in the event of capital

increase for contributions in kind for the

acquisition of undertakings and participation in

undertakings or ; d  if new stocks are issued to

employees, executives, members of CONT..

PROPOSAL #CONT: ..CONT the management Board or                   ISSUER             NO              N/A                  N/A

Supervisory Board of the Company or a related party,

and the according amendments in Article 5.3 of the

Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CA IMMO INTERNATIONAL AG- WIEN

  TICKER:                  N/A                 CUSIP:   ADPV10254

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the presentation of the annual          ISSUER            YES             FOR                  FOR

report, reporting of the Management Board and the

Supervisory Board for the FY 2009

PROPOSAL #2: Approve the actions of the Board of                ISSUER            YES             FOR                  FOR

Directors for the FY 2009

PROPOSAL #3: Approve the actions of the Supervisory          ISSUER            YES             FOR                  FOR

Board for the FY 2009

PROPOSAL #4: Approve the remuneration for the Members        ISSUER            YES             FOR                  FOR

 of the Supervisory Board for 2009

PROPOSAL #5: Election of the Auditors for the FY 2009        ISSUER            YES             FOR                  FOR

PROPOSAL #6: Amend of the Company Charter, especially        ISSUER            YES             FOR                  FOR

 about the new legal adjustments amended Act

2009(AKTRAEG) and amendment of the Company Charter

Paragraph 4, 6, 7, 8, 9, 10

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CABCHARGE AUSTRALIA LIMITED

  TICKER:                  N/A                 CUSIP:   Q1615N106

  MEETING DATE:      11/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Reginald Kermode as a                ISSUER            YES             FOR                  FOR

Director, who retires from the office of Director

PROPOSAL #2.: Re-elect Mr. Neill Ford as a Director,         ISSUER            YES             FOR                  FOR

who retires from the office of Director

PROPOSAL #3.: Re-elect Mr. Neville Wran as a                       ISSUER            YES             FOR                  FOR

Director, who retires from the office of Director

PROPOSAL #4.: Adopt the remuneration report for the          ISSUER            YES         AGAINST           AGAINST

YE 30 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAE INC

  TICKER:                  N/A                 CUSIP:   124765108

  MEETING DATE:      8/12/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Lynton R. Wilson as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Elect Mr. Robert E. Brown as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Elect Mr. Marc Parent as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Elect Mr. Brian E. Barents as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Elect Mr. John A. [Ian] Craig as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Elect Mr. H. Garfield Emerson as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Elect Mr. Anthony S. Fell as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Elect Mr. Paul Gagne as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Elect Mr. James F. Hankinson as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.10: Elect Mr. E. Randolph [Randy] Jayne          ISSUER            YES             FOR                  FOR

II as a Director

PROPOSAL #1.11: Elect Mr. Robert Lacroix as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Elect Mr. John Manley as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Elect Mr. Peter J. Schoomaker as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.14: Elect Ms. Katharine B. Stevenson as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #1.15: Elect Mr. Lawrence N. Stevenson as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.: Appoint PricewaterhouseCoopers LLP as          ISSUER            YES             FOR                  FOR

the Auditors and authorize the Directors to fix their

 remuneration

PROPOSAL #3.: Approve the renewal of shareholders              ISSUER            YES             FOR                  FOR

Protection Right Plan agreement as specified

PROPOSAL #4.: Approve the amended and restated                   ISSUER            YES             FOR                  FOR

General By-Law of the Corporation enacted by the

Board of Directors on 14 MAY 2009, as a by-law of the

 Corporation repealing the previous general By-Law of

 the Corporation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CA-IMMOBILIEN-ANLAGEN AG

  TICKER:                  N/A                 CUSIP:   A1144Q155

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the presentation of the adopted         ISSUER            YES             FOR                  FOR

annual financial statements, consolidated financial

statements, management report and group management

report in each case as of 31 DEC 2009, together with

the report of the Supervisory Board and the corporate

 governance report

PROPOSAL #2: Approve to appropriate the net profit             ISSUER            YES             FOR                  FOR

PROPOSAL #3: Grant discharge the members of the                 ISSUER            YES             FOR                  FOR

Management Board for the 2009 FY

PROPOSAL #4: Grant discharge the members of the                 ISSUER            YES             FOR                  FOR

Supervisory Board for the 2009 FY

PROPOSAL #5: Approve the remuneration of the                       ISSUER            YES             FOR                  FOR

Supervisory Board for the 2009 FY

PROPOSAL #6: Appointment of the Auditor of the                   ISSUER            YES             FOR                  FOR

financial statements and Auditor of the consolidated

financial statements for the 2010 FY

PROPOSAL #7: Authorize the Management Board according        ISSUER            YES             FOR                  FOR

 to Article 65 Section 1 No. 8 AKTG to acquire the

Company's own non-par shares, within the maximum

legal limit in each case, for a period of 30 months

from the date of the resolution, the lowest amount

payable on repurchase is not to be less than 30% and

not to exceed 10% of the average unweighted price at

the close of the market on the ten trading days

preceding the repurchase, the Management Board can

elect to make the acquisition either on the stock

exchange, or by way of a public offering, or in

another lawful, expedient way; b) with the approval

of the Supervisory Board, to use treasury shares to

service convertible bonds issued on the basis of the

resolution of the general meeting of 13 MAY 2008, to

use treasury shares as consideration for the

acquisition of enterprises, businesses or parts

thereof, or shares of one or more Companies, at home

or abroad, at any time to sell same according to

PROPOSAL #CONTD: CONTD. the stock corporation act on         ISSUER             NO              N/A                  N/A

the stock exchange or by way of a public offering and

 to determine the conditions of the sale, for a

period of 5 years from the date of the resolution, to

 resell the treasury shares without excluding the

general purchase opportunity or partly or entirely

excluding the general purchase opportunity, by any

lawful means, including off the exchange, to reduce

the Company's share capital according to Article 65

Section 1 No. 8 last sentence in connection with

Article 192 of the stock corporation act by calling

in the treasury shares without a further resolution

of the general meeting, whereas the Supervisory Board

 shall be entitled to adopt by resolution amendments

to the Articles of Association arising from the

calling in of shares, this authorization replaces the

 authorization to acquire treasury shares adopted by

resolution of the general meeting of 13 MAY 2008

PROPOSAL #8: Approve the revision of the Articles of         ISSUER            YES             FOR                  FOR

Association to reflect the amended statutory

provisions, in particular such amendments arising

from the stock corporation law amendment act 2009

(AKTRAG 2009) and the Company law amendment act 2008

(URAG 2008), whereas the revisions shall be made in

Article 6 (share capital and shares), Articles 10, 12

 and 15 (Supervisory Board) and Articles 17-20, and

by deleting Article 22 (AGM), and Article 24 (annual

financial statements and distribution of profits),

and by renumbering the existing Articles 23-27

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CALFRAC WELL SVCS LTD

  TICKER:                  N/A                 CUSIP:   129584108

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Fernando Aguilar as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Election of Kevin R. Baker as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of James S. Blair as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of Gregory S. Fletcher as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of Lorne A. Gartner as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of Ronald P. Mathison as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of Douglas R. Ramsay as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.8: Election of R.T.  Tim  Swinton as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Appoint PricewaterhouseCoopers LLP as            ISSUER            YES             FOR                  FOR

Auditors at a remuneration to be fixed

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CALLOWAY REAL ESTATE INVT TR

  TICKER:                  N/A                 CUSIP:   131253205

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to fix the aggregate number of          ISSUER            YES             FOR                  FOR

trustees to be elected or appointed at the meeting at

 not more than 9

PROPOSAL #2.1: Election of Simon Nyilassy as a                   ISSUER            YES             FOR                  FOR

trustee for the ensuing year

PROPOSAL #2.2: Election of David M. Calnan as a                 ISSUER            YES             FOR                  FOR

trustee for the ensuing year

PROPOSAL #2.3: Election of Jamie M. McVicar as a                ISSUER            YES             FOR                  FOR

trustee for the ensuing year

PROPOSAL #2.4: Election of Kevin B. Pshebniski as a          ISSUER            YES             FOR                  FOR

trustee for the ensuing year

PROPOSAL #2.5: Election of Al. Mawani as a trustee            ISSUER            YES             FOR                  FOR

for the ensuing year

PROPOSAL #2.6: Election of J. Michael Storey as a              ISSUER            YES         AGAINST           AGAINST

trustee for the ensuing year

PROPOSAL #3: Re-appoint PricewaterhouseCoopers LLP,          ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Auditors of the Trust

for the ensuing year and authorize the trustees of

the Trust to fix the remuneration of such Auditors

PROPOSAL #4: Approve the trustees from time to time          ISSUER            YES             FOR                  FOR

making amendments to the declaration of trust

constituting the Calloway in order to address any

changes to the interpretation of the terms of the

declaration of trust that may arise due to the

adoption of International Financial Reporting

Standards for financial statements relating to fiscal

 years beginning on or after 01 JAN 2011, provided

that the trustees are of the opinion that the

amendments are not prejudicial to the unitholders of

the Trust and are necessary or desirable and in the

best interest of the Trust, all as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CALSONIC KANSEI CORPORATION

  TICKER:                  N/A                 CUSIP:   J50753102

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Change the Minimum Size of Board to 3             ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAMBRIDGE INDUSTRIAL TRUST

  TICKER:                  N/A                 CUSIP:   Y1082Q104

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #E.1: Approve the distribution reinvestment         ISSUER            YES             FOR                  FOR

plan to be known as the Cambridge Industrial Trust

Distribution Reinvestment Plan [the Distribution

Reinvestment Plan], under which the Directors of the

Manager of CIT [the Directors] may, whenever the

Directors in general meeting have resolved that a

distribution [including an interim, final, special or

 other distribution] be paid or declared on units in

CIT [Units], resolve that unit holders of CIT [Unit

holders] entitled to such distribution may elect to

receive an allotment of new Units each credited as

fully paid in lieu of cash in respect of such

distribution [further particulars of which are set

out in the circular to Unit holders dated 13 OCT 2009

 [the Circular]; the CIT's distribution date, as set

out in CIT's trust deed dated 31 MAR 2006 [as

amended] [the Trust Deed], be extended from 60 days

to 90 days from the end of the applicable financial

quarter of CIT; authorize the Cambridge Industrial

Trust Management Limited, as Manager of CIT [the

Manager] and RBC Dexia Trust Services Singapore

Limited, as trustee of CIT [the Trustee]: (a) to

establish and administer the Distribution

Reinvestment Plan; (b) to modify and/or alter the

Distribution Reinvestment Plan from time to time and

to do all such acts and things and to enter into all

such transactions and arrangements as may be

necessary or expedient in order to give full effect

to the Distribution Reinvestment Plan; and (c) to

allot and issue from time to time such number of new

Units as may be required to be allotted and issued

pursuant to the Distribution Reinvestment Plan; (iv)

unless revoked or varied by Unit holders in a general

 meeting, such authority shall continue in force; and

 (v) authorize the Manager and the Trustee, to

complete and do all such acts and things [including

executing all such documents as may be required] as

the Manager, or, as the case may be, the Trustee may

consider expedient or necessary or in the interest of

PROPOSAL #2.: Approve the issue of new Units and/or          ISSUER            YES             FOR                  FOR

convertible securities or other instruments

[including but not limited to warrants] which may be

convertible into Units [Convertible Securities] for

the 12-month period from 30 OCT 2009, being the date

of the EGM to 29 OCT 2010 or the date of CIT's AGM in

 2010 [whichever is earlier], such that the number of

 new Units issued [and/or Units into which the

Convertible Securities may be converted]: (a) by way

of renounceable rights issues on a pro rata basis to

Unit holders [Renounceable Rights Issues], does not

exceed 100.0% of the Base Figure [as specified]; and

(b) by way of unit issues other than Renounceable

Rights Issues [Other Unit Issues], does not exceed

50.0% of the Base Figure, of which the aggregate

number of new Units issued [and/or Units into which

the Convertible Securities may be converted], where

the Units and/or Convertible Securities are issued

other than on a pro rata basis to existing Unit

holders, must not be more than 20.0% of the Base

Figure, provided further that the Units to be issued

under the Renounceable Rights Issues and Other Unit

Issues shall not, in aggregate, exceed 100.0% of the

Base Figure [the General Mandate]; subject to such

calculation as may be prescribed by the SGX-ST, for

the purpose of determining the aggregate number of

Units and Convertible Securities that may be issued

as specified in this resolution, the Base Figure

shall be based on the number of Units in issue as at

30 OCT 2009, being the date of the EGM, after

adjusting for: (i) new Units arising from the

conversion or exercise of any Convertible Securities;

 or (ii) any subsequent bonus issue, consolidation or

 subdivision of Units; pursuant to the general

mandate, the Manager, may issue Units arising from

the conversion of the Convertible Securities

notwithstanding that the general mandate may have

ceased to be in force at the time the Units are to be

 issued; where the terms of the issue of the

Convertible Securities provide for adjustment to the

number of Convertible Securities in the event of

rights, bonus or other capitalization issues or any

other events, the Manager may issue additional

Convertible Securities notwithstanding that the

general mandate may have ceased to be in force at the

 time the Convertible Securities are issued; and

authorize the Manager and the Trustee, to complete

and do all such acts and things [including executing

all such documents as may be required] as the Manager

 or, as the case may be, the Trustee may consider

expedient or necessary or in the interest of CIT to

PROPOSAL #E.3: Amend the Trust Deed with the Unit              ISSUER            YES             FOR                  FOR

Issue Supplement [as specified]; and authorize the

Manager and the Trustee, to complete and do all such

acts and things [including executing all such

documents as may be required] as the Manager or, as

the case may be, the Trustee may consider expedient

or necessary or in the interest of CIT to give effect

 to the Unit Issue Supplement

PROPOSAL #E.4: Amend the Trust Deed with the                       ISSUER            YES             FOR                  FOR

Acquisition Fee and Disposal Fee Supplement, as

specified; and authorize the Manager and the Trustee

to complete and do all such acts and things

[including executing all such documents as may be

required] as the Manager or, as the case may be, the

Trustee may consider expedient or necessary or in the

 interest of CIT to give effect to the Acquisition

Fee and Disposal Fee Supplement

PROPOSAL #E.5: Amend the Trust Deed with the Equity          ISSUER            YES             FOR                  FOR

Fund Raising Supplement, as specified; and authorize

the Manager and the Trustee, to complete and do all

such acts and things [including executing all such

documents as may be required] as the Manager or, as

the case may be, the Trustee may consider expedient

or necessary or in the interest of CIT to give effect

 to the Equity Fund Raising Supplement

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAMBRIDGE INDUSTRIAL TRUST

  TICKER:                  N/A                 CUSIP:   Y1082Q104

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the reports and financial                     ISSUER            YES             FOR                  FOR

statements

PROPOSAL #2.: Re-appoint KPMG LLP as the Auditors of         ISSUER            YES             FOR                  FOR

CIT to hold office until the conclusion of the next

AGM and authorize the Directors to fix their

remuneration

PROPOSAL #3.: Approve the general mandate                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAMPBELL BROTHERS LTD

  TICKER:                  N/A                 CUSIP:   Q20240109

  MEETING DATE:      7/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentations by the Chairman and                 ISSUER             NO              N/A                  N/A

Managing Director

PROPOSAL #2.: Re-elect Mr. Bruce Brown as a Non-                ISSUER            YES             FOR                  FOR

executive Director, who retires in accordance with

Division 34 of the Company's Constitution

PROPOSAL #3.: To acknowledge the retirement of Tony          ISSUER             NO              N/A                  N/A

Love from the Board after 23 years service as a Non-

executive Director

PROPOSAL #4.: Adopt the remuneration report contained        ISSUER            YES             FOR                  FOR

 in the Company's 2009 annual report in respect of

the FY ended 31 MAR 2009

PROPOSAL #5.: Approve, for the purposes of the                   ISSUER            YES             FOR                  FOR

Corporations Act 2001 and ASX Listing Rules, and for

all other purposes, the grant of Performance Rights

[incorporating the right to acquire shares in the

Company] to the Managing Director, Mr. Greg

Kilmister, to a maximum value of AUD 570,000 under

the Company's Long Term Incentive [Equity] Plan

[LTIP], which is constituted and administered in

accordance with the Rules of the LTIP

PROPOSAL #6.: Receive and approve the financial                 ISSUER            YES             FOR                  FOR

report of the Company and the reports of the

Directors and Auditor in respect of the FY ended 31

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAMPOFRIO FOOD GROUP SA

  TICKER:                  N/A                 CUSIP:   E31312130

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts and reports         ISSUER            YES             FOR                  FOR

Management, individual and consolidated, for the YE

31 DEC 2009, proposal for applying the results for

the year 2009 and proposed budget for the goodwill

PROPOSAL #2: Approve the Management Council                        ISSUER            YES             FOR                  FOR

Administration for the year 2009

PROPOSAL #3: Ratify and review, as appropriate, of            ISSUER            YES             FOR                  FOR

the interim appointment made by the Board of

Directors at its meeting of 25 FEB 2010 in favor of

D. Williamson Joseph Luter IV

PROPOSAL #4: Re-elect the External Auditors Company           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the payment of a dividend                    ISSUER            YES             FOR                  FOR

PROPOSAL #6: Authorize the Board of Directors within         ISSUER            YES             FOR                  FOR

the maximum period of five years, to issue bonds

simple, bonds, warrants and / or other values that

create or recognize debt

PROPOSAL #7: Approve the authorization for the                   ISSUER            YES             FOR                  FOR

acquisition of own shares

PROPOSAL #8: Approve the delegation of powers in                ISSUER            YES             FOR                  FOR

favor of Board of Directors for the interpretation,

application, implementation and development of the

resolutions adopted by the general meeting that need

PROPOSAL #9: Approve the appropriate of the                        ISSUER            YES             FOR                  FOR

resolutions of the general meeting that need it

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CANACCORD FINL INC

  TICKER:                  N/A                 CUSIP:   134801109

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize Canaccord Financial Inc. (the         ISSUER            YES             FOR                  FOR

Company) to issue up to 26,500,000 common shares of

the Company as partial consideration for the

Acquisition, in accordance with the terms of the

Acquisition Agreement; notwithstanding that this

resolution has been duly passed, the Board of

Directors of the Company may, without further notice

to or approval of the shareholders of the Company,

subject to the terms of the Acquisition Agreement,

cause the Company to amend or terminate the

Acquisition Agreement or revoke this resolution at

any time prior to the completion of the Acquisition;

capitalized terms used in this resolution but not

otherwise defined herein have the meaning ascribed to

 such terms in the management information circular of

 the Company dated 24 MAR 2010; CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CANACCORD FINL INC

  TICKER:                  N/A                 CUSIP:   134801109

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Presentation of the reports of the Group        ISSUER             NO              N/A                  N/A

 Chairman, the Chairman and Founder, the Chief

Executive Officer and the Chief Operating Officer

PROPOSAL #0: Presentation of the report of the Chief         ISSUER             NO              N/A                  N/A

Financial Officer, the financial statements of the

Company for the YE 31 MAR 2010 and the Auditors'

report on those statements

PROPOSAL #1: Approve to set the number of Directors          ISSUER            YES             FOR                  FOR

at 14

PROPOSAL #2: Election of Charles N. Bralver, Peter M.        ISSUER            YES         AGAINST           AGAINST

 Brown, Massimo C. Carello, William J. Eeuwes, Philip

 J. Evershed, Matthew Gaasenbeek, Michael D. Harris,

Timothy J.D. Hoare, David J. Kassie, Terrence A.

Lyons, Mark G. Maybank, Paul D. Reynolds, Michael A.

Walker, and John B. Zaozirny as the Directors

PROPOSAL #3: Appointment of Ernst & Young LLP,                   ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Auditors of the

Corporation for the ensuing year and authorize the

Directors to fix their remuneration

PROPOSAL #0: Any other business                                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CANADIAN APT PPTYS REAL ESTATE INVT TR

  TICKER:                  N/A                 CUSIP:   134921105

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive the audited consolidated                ISSUER             NO              N/A                  N/A

financial statements of the Trust for the FYE 31 DEC

2009, together with the Auditors' report thereon

PROPOSAL #1.1: Election of Harold Burke as trustee of        ISSUER            YES             FOR                  FOR

 the Trust

PROPOSAL #1.2: Election of Paul Harris as trustee of         ISSUER            YES             FOR                  FOR

the Trust

PROPOSAL #1.3: Election of Edwin F. Hawken as trustee        ISSUER            YES             FOR                  FOR

 of the Trust

PROPOSAL #1.4: Election of Thomas Schwartz as trustee        ISSUER            YES             FOR                  FOR

 of the Trust

PROPOSAL #1.5: Election of Michael Stein as trustee          ISSUER            YES             FOR                  FOR

of the Trust

PROPOSAL #1.6: Election of Stanley Swartzman as                 ISSUER            YES             FOR                  FOR

trustee of the Trust

PROPOSAL #1.7: Election of David Williams as trustee         ISSUER            YES             FOR                  FOR

of the Trust

PROPOSAL #2: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 the Auditor of the Canadian Apartment Properties

REIT and authorize the trustees to fix the

remuneration to be paid to the Auditor

PROPOSAL #3: Approve the reconfirming the                            ISSUER            YES             FOR                  FOR

Unitholders' Rights Plan, as specified

PROPOSAL #4: Approve the restricted Unit Rights Plan,        ISSUER            YES             FOR                  FOR

 and grant of restricted unit rights made thereunder,

 including grants made to individual officers and

employees of Canadian Apartment Properties REIT, as

specified

PROPOSAL #5: Amend the Employee Unit Purchase Plan to        ISSUER            YES             FOR                  FOR

 allow participation by Canadian Apartment Properties

 REIT's President and Chief Executive Officer and

Chief Financial Officer, as specified

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CANADIAN REAL ESTATE INVT TR

  TICKER:                  N/A                 CUSIP:   13650J104

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive the financial statements of          ISSUER             NO              N/A                  N/A

the Trust for the YE 31 DEC 2009 together with the

Auditor's report thereon

PROPOSAL #1.1: Election of John A. Brough as a                   ISSUER            YES             FOR                  FOR

trustee of the Trust for the ensuing year

PROPOSAL #1.2: Election of John H. Clappison as a              ISSUER            YES             FOR                  FOR

trustee of the Trust for the ensuing year

PROPOSAL #1.3: Election of James D. Fisher as a                 ISSUER            YES             FOR                  FOR

trustee of the Trust for the ensuing year

PROPOSAL #1.4: Election of F. Robert Hewett as a                ISSUER            YES             FOR                  FOR

trustee of the Trust for the ensuing year

PROPOSAL #1.5: Election of Stephen E. Johnson as a            ISSUER            YES             FOR                  FOR

trustee of the Trust for the ensuing year

PROPOSAL #1.6: Election of W. Reay Mackay as a                   ISSUER            YES             FOR                  FOR

trustee of the Trust for the ensuing year

PROPOSAL #1.7: Election of John F. Marino as a                   ISSUER            YES             FOR                  FOR

trustee of the Trust for the ensuing year

PROPOSAL #1.8: Election of James M. Tory as a trustee        ISSUER            YES             FOR                  FOR

 of the Trust for the ensuing year

PROPOSAL #2: Appointment of Deloitte & Touche LLP,            ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Auditors of the Trust

and authorize the Trustees to fix the Auditors'

remuneration

PROPOSAL #3: Approve certain proposed amendments to          ISSUER            YES             FOR                  FOR

the Trust's Declaration of Trust as specified

PROPOSAL #4: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CANADIAN WESTN BK

  TICKER:                  N/A                 CUSIP:   13677F101

  MEETING DATE:      3/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Appoint KPMG LLP as the Auditors                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Elect Albrecht W.A. Bellstedt, Q.C. as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #2.2: Elect Allan W. Jackson as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Elect Wendy A. Leaney as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Elect Robert A. Manning as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Elect Gerald A.B. McGavin as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Elect Howard E. Pechet as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Elect Robert L. Phillips, Q.C. as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.8: Elect Laurence (Larry) M. Pollock as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #2.9: Elect Raymond J. Protti as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Elect Alan M. Rowe as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Elect Arnold J. Shell as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Amend the Bank's By law 2 to increase            ISSUER            YES             FOR                  FOR

the aggregate limit that may be paid to Directors as

remuneration as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CANAL PLUS SA, PARIS

  TICKER:                  N/A                 CUSIP:   F13398106

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the reports and financial                ISSUER            YES         AGAINST           AGAINST

statements for the FY 2009

PROPOSAL #O.2: Approve the reports and consolidated          ISSUER            YES         AGAINST           AGAINST

financial statements for the FY 2009

PROPOSAL #O.3: Approve the regulated agreements and          ISSUER            YES         AGAINST           AGAINST

undertakings pursuant to the statutory Auditor's

special report

PROPOSAL #O.4: Approve allocation income for the FY          ISSUER            YES             FOR                  FOR

2009, setting of the amount of the dividend and the

date of payments of the latter

PROPOSAL #O.5: Appointment of Mrs. Brigitte Longuet          ISSUER            YES         AGAINST           AGAINST

as a new Board member

PROPOSAL #E.6: Grant authority to the Board of                   ISSUER            YES             FOR                  FOR

Directors to carry out a capital increase reserved to

 employees

PROPOSAL #E.7: Powers for the legal formalities                  ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CANAM GROUP INC

  TICKER:                  N/A                 CUSIP:   13710C107

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Elaine Beaudoin as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Election of Anne-Marie Dutil                        ISSUER            YES             FOR                  FOR

Blatchford as a Director

PROPOSAL #1.3: Election of Marc Dutil as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Election of Marcel Dutil as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Election of Sean Finn as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Election of Pierre Lortie as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Election of Pierre Marcouiller as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.8: Election of Normand Morin as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Election of Robert Parizeau as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.10: Election of Pierre Thabet as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.11: Election of Jean-Marie Toulouse as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.12: Election of Jean Turmel as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.: Appointment of PricewaterhouseCoopers          ISSUER            YES             FOR                  FOR

LLP/s.r.l./s.e.n.c.r.l. as the Auditors of the

Company for the ensuing year and authorize the

Directors to fix their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CANFOR CORP NEW

  TICKER:                  N/A                 CUSIP:   137576104

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Peter J. G. Bentley as a          ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #1.2: Election of Glen D. Clark as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Election of Ronald L. Cliff as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of Michael J. Korenberg as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of James A. Pattison as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of Conrad A. Pinette as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of James F. Shepard as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.8: Election of J. McNeill (Mack)                       ISSUER            YES             FOR                  FOR

Singleton as a Director

PROPOSAL #1.9: Election of Ross S. Smith as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appointment of Pricewaterhousecoopers            ISSUER            YES             FOR                  FOR

LLP, Chartered Accounts as the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CANGENE CORP

  TICKER:                  N/A                 CUSIP:   13758B102

  MEETING DATE:      12/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Elect R. Craig Baxter as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Elect D. Bruce Burlington as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Elect Jeremy B. Desai as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Elect Philip R. Johnson as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Elect Jack M. Kay as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Elect John M. Langstaff as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Elect J. Robert Lavery as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Elect R. Scott Lillibridge as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.9: Elect John A. Vivash as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint Ernst & Young LLP as the                   ISSUER            YES             FOR                  FOR

Auditors of the Corporation and authorize the

Directors to fix the Auditors' remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CANON ELECTRONICS INC.

  TICKER:                  N/A                 CUSIP:   J05082102

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

PROPOSAL #5: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Directors and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAPITAL PROPERTY FUND

  TICKER:                  N/A                 CUSIP:   S1542R103

  MEETING DATE:      8/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the proposed acquisition by            ISSUER            YES             FOR                  FOR

Capital of a property portfolio from Resilient

Property Income Fund Limited [Holding Company of

Property Fund Managers Limited - PFM] and its

subsidiaries [Resilient] for a purchase consideration

 of ZAR 611,500,000 to be settled by the issue of

98,629,032 Capital units at ZAR 6.20 per Capital unit

 on the basis as set out in the Circular to which

this notice is attached and forms part

PROPOSAL #O.2: Authorize any of the Directors of PFM         ISSUER            YES             FOR                  FOR

to do all things and sign all documents required to

give effect to Resolution O.1

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAPITAL PROPERTY FUND

  TICKER:                  N/A                 CUSIP:   S1542R103

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the amendment of Deed                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAPSTONE MNG CORP

  TICKER:                  N/A                 CUSIP:   14068G104

  MEETING DATE:      5/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive and consider the report of            ISSUER             NO              N/A                  N/A

the Directors and the financial statements of the

Company together with the Auditor's report thereon

for the FYE 31 DEC 2009

PROPOSAL #1.1: Election of Darren M. Pylot as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Election of Stephen P. Quin as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of D. Bruce McLeod as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of Lawrence Bell as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Election of Colin K. Benner as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of George Brack as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Election of Dale Peniuk as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appointment of Deloitte & Touche LLP as         ISSUER            YES             FOR                  FOR

Auditors of the Company for the ensuing year and

authorizing the Directors to fix their remuneration

PROPOSAL #3: Approve the ordinary resolution of the          ISSUER            YES             FOR                  FOR

disinterested shareholders, the amendment to the

Company's Incentive Share Option and Bonus Share Plan

 to provide for a conditional extension of exercise

periods in conjunction with blackout periods, details

 of which are as set out in the Information Circular

relating to this meeting

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CARBONE LORRAINE, COURBEVOIE

  TICKER:                  N/A                 CUSIP:   F13755115

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the accounts                                       ISSUER            YES             FOR                  FOR

PROPOSAL #O.2: Approve the consolidated accounts                ISSUER            YES             FOR                  FOR

PROPOSAL #O.3: Approve the allocation of the                       ISSUER            YES             FOR                  FOR

Company's result

PROPOSAL #O.4: Approve the scrip dividend payment              ISSUER            YES             FOR                  FOR

option

PROPOSAL #O.5: Approve the report by the Statutory            ISSUER            YES         AGAINST           AGAINST

Auditors

PROPOSAL #O.6: Appointment of Messrs. Jocelyne                   ISSUER            YES             FOR                  FOR

Canetti as a member of the Supervisory Board

PROPOSAL #O.7: Approve the renewal of the appointment        ISSUER            YES             FOR                  FOR

 of the Statutory Auditors and the standby Statutory

Auditors

PROPOSAL #O.8: Approve the renewal of the                            ISSUER            YES             FOR                  FOR

appointments of the Statutory Auditors and of the

standby Statutory Auditors

PROPOSAL #O.9: Approve the purchase of Carbone                   ISSUER            YES             FOR                  FOR

Lorraine shares

PROPOSAL #O.10: Grant powers for the legal formalities      ISSUER            YES             FOR                  FOR

PROPOSAL #E.11: Approve the change of the Company's          ISSUER            YES             FOR                  FOR

name - amend the Company's Articles of Association

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

decide on capital increases, either by issuing shares

 and/or transferable securities giving access

immediately or at some future date to the Company's

authorized capital, with the preferential right of

subscription maintained, or by incorporation of

premia and/or reserves and/or profits

PROPOSAL #E.13: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue warrants for subscription to and/or acquisition

 of redeemable shares (referred to as BSAR in

French), with the preferential right of subscription

for shareholders cancelled in favor of a group of

beneficiaries under an exchange offer

PROPOSAL #E.14: Approve the capital increase reserved        ISSUER            YES             FOR                  FOR

 for employees who are members of a Group Personal

Equity Plan

PROPOSAL #E.15: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue share subscription warrants to awarded free to

shareholders in the event of a public offer of equity

 in the Company

PROPOSAL #E.16: Grant powers for the legal formalities      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CARDIOME PHARMA CORP

  TICKER:                  N/A                 CUSIP:   14159U202

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive the financial statements of          ISSUER             NO              N/A                  N/A

the Corporation for the 12 months period ended 31 DEC

 2009 and the report of the Auditors thereon

PROPOSAL #1.1: Election of Robert W. Rieder as a                ISSUER            YES             FOR                  FOR

Director of the Corporation to hold office until

their successors are elected at the next annual

meeting of the Corporation

PROPOSAL #1.2: Election of Jackie M. Clegg as a                 ISSUER            YES             FOR                  FOR

Director of the Corporation to hold office until

their successors are elected at the next annual

meeting of the Corporation

PROPOSAL #1.3: Election of Peter W. Roberts as a                ISSUER            YES             FOR                  FOR

Director of the Corporation to hold office until

their successors are elected at the next annual

meeting of the Corporation

PROPOSAL #1.4: Election of Harold H. Shlevin as a              ISSUER            YES         AGAINST           AGAINST

Director of the Corporation to hold office until

their successors are elected at the next annual

meeting of the Corporation

PROPOSAL #1.5: Election of Richard M. Glickman as a          ISSUER            YES         AGAINST           AGAINST

Director of the Corporation to hold office until

their successors are elected at the next annual

meeting of the Corporation

PROPOSAL #1.6: Election of Douglas G. Janzen as a              ISSUER            YES             FOR                  FOR

Director of the Corporation to hold office until

their successors are elected at the next annual

meeting of the Corporation

PROPOSAL #1.7: Election of William L. Hunter as a              ISSUER            YES         AGAINST           AGAINST

Director of the Corporation to hold office until

their successors are elected at the next annual

meeting of the Corporation

PROPOSAL #2: Appointment of KMPG LLP as the Auditors         ISSUER            YES             FOR                  FOR

of the Corporation for the ensuing year to hold

office until the next annual meeting of the

Corporation and to authorize the Directors to fix the

 remuneration to be paid to the Auditors

PROPOSAL #3: Re-approve the Corporation's Incentive          ISSUER            YES         AGAINST           AGAINST

Stock Option Plan, including amendments thereto

approved by the Directors of the Corporation on 16

APR 2010  the 'Amended Incentive Stock Option Plan' ,

 and approve all unallocated options under the

Amended Incentive Stock Option Plan

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CARDO AB

  TICKER:                  N/A                 CUSIP:   W1991F100

  MEETING DATE:      4/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Elect Fredrik Lundberg as a Chairman of         ISSUER            YES             FOR                  FOR

Cardo's AGM 2010

PROPOSAL #3: Approve the preparation of voting list           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Elect two people to check the minutes             ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the question whether the meeting        ISSUER            YES             FOR                  FOR

 has been properly convened

PROPOSAL #7.a: Approve the annual report and the                ISSUER            YES             FOR                  FOR

Audit report

PROPOSAL #7.b: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements and the Audit report for the Group

PROPOSAL #7.c: Approve the Board Director's for                 ISSUER            YES             FOR                  FOR

dividend

PROPOSAL #8: The President's report                                       ISSUER             NO              N/A                  N/A

PROPOSAL #9: Adopt the income statement and balance          ISSUER            YES             FOR                  FOR

sheet as well as the consolidated income statement

and consolidated balance sheet, all as per 31 DEC 2009

PROPOSAL #10: Approve to declare a dividend of SEK            ISSUER            YES             FOR                  FOR

9.00 per share for the FY 2009; the proposed record

day is 12 APR 2010; provided the meeting resolves in

accordance with the proposal, Euroclear Sweden AB

expects to be able to distribute dividend on 15 APR

2010

PROPOSAL #11: Grand discharge from responsibility for        ISSUER            YES             FOR                  FOR

 the Members of the Board of Directors and the

PROPOSAL #12: Approve the establishment of the number        ISSUER            YES             FOR                  FOR

 of Directors is to be nine

PROPOSAL #13: Approve the fee to be paid to the Board        ISSUER            YES             FOR                  FOR

 shall be SEK 1,800,000 in all, whereof an unchanged

sum of SEK 400,000 to the Chairman and an unchanged

sum of SEK 200,000 to each and every of the other

Directors who are elected by a general meeting of

shareholders and not employed by the Group; it is

proposed that the Auditors' fee be paid as per invoice

PROPOSAL #14: Re-elect Fredrik Lundberg as the                   ISSUER            YES             FOR                  FOR

Chairman of the Board of Directors; other Directors,

Johnny Alvarsson, Peter Aru, Tuve Johannesson, Ulf

Lundahl, Carina Malmgren Heander and Lennart Nilsson

shall be re-elected and Katarina Martinson and

Krister Mellve shall be newly elected; Anders Rydin

has declined re-election

PROPOSAL #15: Approve the remuneration of Senior                ISSUER            YES             FOR                  FOR

Management, principally involving the utilization of

market rates of pay and other terms of employment

that bear a relation to responsibility and authority

for group management; besides a fixed annual salary,

Group Management shall also be able to receive

variable remuneration, which shall be based on

predetermined and measurable criteria such as the

earnings trend and the return on capital employed

compared with set targets; remuneration CONTD

PROPOSAL #16: Authorize the Board to acquire up to so        ISSUER            YES             FOR                  FOR

 many own shares before the next AGM that the

Company's holding at no time exceeds 10% of all

shares in the Company; acquisition is to be made on

NASDAQ OMX Stockholm at the market value applying on

the occasion of acquisition the purpose of the

repurchase is to give the Board the opportunity to

adjust the capital structure CONTD

PROPOSAL #17: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CARE UK PLC, COLCHESTER

  TICKER:                  N/A                 CUSIP:   G03724146

  MEETING DATE:      2/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial        ISSUER            YES             FOR                  FOR

 statements for the YE 30 SEP 2009, together with the

 report of the Directors

PROPOSAL #2.: Declare a final dividend of 3.40p per          ISSUER            YES             FOR                  FOR

ordinary share for the YE 30 SEP 2009

PROPOSAL #3.: Re-elect Douglas Umbers as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Michael Parish as a Director           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Re-elect Michael Averill as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES             FOR                  FOR

Auditors to the Company and authorize the Directors

to determine their remuneration

PROPOSAL #7.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the YE 30 SEP 2009

PROPOSAL #8.: Authorize the Directors to allot                   ISSUER            YES             FOR                  FOR

relevant securities, within the meaning of Section

551 of the Companies Act 2006

PROPOSAL #9.: Authorize the Directors, pursuant to            ISSUER            YES             FOR                  FOR

Section 570 and 573 of the Companies Act 2006, to

allot equity securities

PROPOSAL #10.: Authorize the Company to make 1 or              ISSUER            YES             FOR                  FOR

more market purchases, within the meaning of Section

693[4] of the Companies Act 2006

PROPOSAL #11.: Approve, to call the general meetings         ISSUER            YES             FOR                  FOR

of the Company, other than an AGM, on not less than

14 days clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CARE UK PLC, COLCHESTER

  TICKER:                  N/A                 CUSIP:   G03724146

  MEETING DATE:      4/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve for the purpose of giving                ISSUER            YES             FOR                  FOR

effect to the scheme of arrangement dated 10 MAR 2010

 between the Company and the holders of the Scheme

Shares [as defined in the said scheme of

arrangement], a print of which has been produced to

this meeting and for the purposes of identification

signed by the Chairman hereof, in its original form

or subject to such modification, addition or

condition as may be agreed between the Company and

Warwick Bidco Limited 1and approved or imposed by the

 court [the scheme]; a] authorize the directors of

the Company to take all such action as they may

consider necessary or appropriate for carrying the

Scheme into effect; b] approve the share capital of

the Company be reduced by canceling and extinguishing

 all of Scheme Shares [as defined in the Scheme] c]

approve subject to and forthwith upon the reduction

of share capital referred to on Paragraph [b] above

taking effect and notwithstanding anything to the

contrary in the Articles of Association of the

Company as specified d] Amend with effect from the

passing of this resolution, the new Article 167 of

the Articles of Association of the Company as

PROPOSAL #2.: Approve the Executive Management Team          ISSUER            YES             FOR                  FOR

arrangements [as summarized in paragraph 11 of part

II of , and as defined in, the scheme document dated

10 MAR 2010 of which notice forms part] pursuant to

which the Executive Management Team as defined in the

 scheme will be entitled to be interested financially

 in Warwick 1 Limited and its subsidiaries, not

withstanding that such arrangements are not extended

to all shareholders of the Company and authorize the

Directors of the Company to do or procure to be done

all such acts and things or enter into any agreements

 on behalf of the Company as they consider necessary

or expedient for the purpose of giving effect to such

 arrangements

PROPOSAL #3.: Approve the John Nash Arrangements [as         ISSUER            YES             FOR                  FOR

summarized in paragraph 11 of Part ii of, and as

defined in, the Scheme document dated 10 March 2010

of which this notice forms part] pursuant to which

John Nash will be entitled to be interested

financially in Warwick 1 Limited and its

subsidiaries, and the consultancy agreement to be

entered into between John Nash and Warwick Bidco

Limited, not withstanding that such arrangements are

not extended to all shareholders of the Company and

authorize the Directors of the Company to do or

procure to be done all such acts and things or enter

into any agreements on behalf of the Company as they

consider necessary or expedient for the purpose of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CARE UK PLC, COLCHESTER

  TICKER:                  N/A                 CUSIP:   G03724146

  MEETING DATE:      4/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve  with or without modification  a        ISSUER            YES             FOR                  FOR

 scheme of arrangement  the Scheme Arrangement

proposed to be made between Care UK Plc  the Company

 and the holders of the Scheme Shares  as specified

in the Scheme of Arrangement

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CAREER TECHNOLOGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y11058107

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: 2009 business reports                                     ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: 2009 audited reports reviewed by                 ISSUER             NO              N/A                  N/A

supervisors

PROPOSAL #1.3: The status of convertible bond                      ISSUER             NO              N/A                  N/A

PROPOSAL #1.4: The indirect investment status in                ISSUER             NO              N/A                  N/A

Mainland China

PROPOSAL #1.5: The status of 2009 endorsements and            ISSUER             NO              N/A                  N/A

guarantees

PROPOSAL #2.1: Ratify 2009 business and financial              ISSUER            YES             FOR                  FOR

reports

PROPOSAL #2.2: Ratify 2009 earnings distribution                ISSUER            YES             FOR                  FOR

proposal (proposed cash dividend: TWD 1.1/shares)

PROPOSAL #2.3: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

acquisition or disposal of asset

PROPOSAL #3: Other issues and extraordinary motions           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CARGOTEC CORP OYJ

  TICKER:                  N/A                 CUSIP:   X10788101

  MEETING DATE:      3/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Calling the meeting to order                           ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Election of persons to scrutinize the          ISSUER             NO              N/A                  N/A

minutes and to supervise the counting of votes

PROPOSAL #4.: Recording the legality of the meeting           ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Recording the attendance at the meeting        ISSUER             NO              N/A                  N/A

 and adoption of the list of votes

PROPOSAL #6.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements, the report of the Board of Directors and

the Auditors' report for the accounting period 2009

Presentation by the President and CEO

PROPOSAL #7.: Adoption of accounts                                         ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Actions on profit or loss. Board's                ISSUER            YES             FOR                  FOR

proposal to pay a dividend of EUR 0.40 per class A

share and EUR 0.40 per Class B share.

PROPOSAL #9.: Discharge from liability.                                ISSUER            YES             FOR                  FOR

PROPOSAL #10.: Remuneration of Board Members.                      ISSUER            YES             FOR                  FOR

PROPOSAL #11.: Number of Board Members.                                ISSUER            YES             FOR                  FOR

PROPOSAL #12.: Election of the Board. Nomination and         ISSUER            YES             FOR                  FOR

Compensation Committee's proposal to re-elect

T.Hakakari, I.Herlin, P.Immonen, K.Kaitue,

A.Lagerroos A.Silvennoinen and elect T.Salminen as

PROPOSAL #13.: Remuneration of Auditor.                                ISSUER            YES             FOR                  FOR

PROPOSAL #14.: Number of Auditor[s].                                     ISSUER            YES             FOR                  FOR

PROPOSAL #15.: Election of Auditor. Audit Committee's        ISSUER            YES             FOR                  FOR

 proposal to elect J.Kronberg and

PricewaterhouseCoopers ltd

PROPOSAL #16.: Board's proposal to issue stock                   ISSUER            YES             FOR                  FOR

options.

PROPOSAL #17.: Board's proposal to authorize Board to        ISSUER            YES             FOR                  FOR

 decide on acquiring Company's own shares.

PROPOSAL #18.: Board's proposal to authorize Board to        ISSUER            YES             FOR                  FOR

 decide on issuing shares.

PROPOSAL #19.: Closing of the meet                                         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CARILLION PLC, WOLVERHAMPTON

  TICKER:                  N/A                 CUSIP:   G1900N101

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts for the YE 31 DEC          ISSUER            YES             FOR                  FOR

2009 together with the Directors and the Auditors

reports

PROPOSAL #2: Approve the remuneration report for the         ISSUER            YES             FOR                  FOR

YE 31 DEC 2009

PROPOSAL #3: Election of Richard John Howson as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Re-elect Richard John Adam as a  Director      ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Thomas Donald Kenny as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6: Re-elect John McDonough as a Director             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Re-elect Steven Lewis Mogford as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8: Re-appoint KPMG Audit Plc as the Auditor        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #9: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 remuneration of the Auditor

PROPOSAL #10: Declare a final dividend of 10 pence            ISSUER            YES             FOR                  FOR

per share

PROPOSAL #11: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #12: Grant authority for political donations        ISSUER            YES             FOR                  FOR

 expenditure under the Companies Act 2006

PROPOSAL #S.13: Approve to disapply the pre emption          ISSUER            YES             FOR                  FOR

rights

PROPOSAL #S.14: Authorize the Company to make limited        ISSUER            YES             FOR                  FOR

 market purchases of its own shares

PROPOSAL #S.15: Amend the Articles of Association               ISSUER            YES             FOR                  FOR

PROPOSAL #S.16: Approve to allow a general meeting            ISSUER            YES             FOR                  FOR

other than an AGM to be held on not less than 14

clear days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CARL ZEISS MEDITEC AG

  TICKER:                  N/A                 CUSIP:   D14895102

  MEETING DATE:      3/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2008/2009 FY

with the report of the Supervisory Board, the Group

financial statements and annual report, and the

report pursuant to Sections 289(4) and 315(4) of the

German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER             NO              N/A                  N/A

distributable profit of EUR 35,383,338.88 as follows:

 payment of a dividend of EUR 0.18 per share EUR

20,747,609.08 shall be carried forward ex-dividend

and payable date: 05 MAR 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER             NO              N/A                  N/A

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the                     ISSUER             NO              N/A                  N/A

2009/2010 FY: KPMG AG, Stuttgart

PROPOSAL #6.: Authorization to acquire own shares the        ISSUER             NO              N/A                  N/A

 Company shall be authorized to acquire own shares of

 up to EUR 8,130,000, at prices not deviating more

than 10% from the market price of the shares, on or

before 03 MAR 2015; the Board of Managing Directors

shall be authorized to offer the shares to employees,

 to use the shares for acquisition purposes, and to

retire the shares

PROPOSAL #7.: Election to the Supervisory Board:                ISSUER             NO              N/A                  N/A

Michael Kaschke

PROPOSAL #8.: Amendments to the Articles of                        ISSUER             NO              N/A                  N/A

Association Section 20(3) shall be amended in respect

 of the shareholders' meeting being announced at

least 36 days prior to the meeting, Section 21(1)

shall be amended in respect of proof of shareholding

as per the 21st day before the meeting being provided

 to the Company at least 6 days prior to the

shareholders' meeting, Section 21(3) shall be amended

 in respect of registration for shareholders'

meetings having to be effected at least 6 days in

advance, Section 22(2) shall be amended in respect of

 proxy voting instructions having to be given in

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CARLSBERG BREWERY MALAYSIA BERHAD

  TICKER:                  N/A                 CUSIP:   Y11220103

  MEETING DATE:      10/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company, subject to                 ISSUER            YES             FOR                  FOR

requisite approvals being obtained from the relevant

authorities, if any, to acquire the entire equity

interest in CSPL from Carlsberg Asia Pte. Ltd.

[CAPL], comprising 1,000,000 ordinary shares, for a

cash consideration of MYR 370 million, subject to

adjustment upon the terms and conditions of the sale

and purchase agreement entered into on 08 SEP 2009

between the Company and CAPL, the salient terms of

which are more particularly set out in Section 2 of

the circular to the shareholders of the Company dated

 08 OCT 2009; and authorize the Directors to do all

such acts, deeds and things and to take all such

decisions as they may in their absolute discretion

deem fit, necessary, expedient or appropriate in the

best interest of the Company and to execute, sign and

 deliver on behalf of the Company all such

agreements, arrangements and documents as may be

necessary to give full effect to, complete and

implement the Proposed Acquisition; to do all acts

and things as they may consider necessary or

expedient in the best interest of the Company with

full powers to assent to any condition, modification,

 variation or amendment as may be required, or

imposed by the relevant authorities, and to take all

steps and to enter into all such agreements,

arrangements, undertakings, indemnities, transfers,

assignments and guarantees with any party or parties

and to carry out any other matters as may be required

 to implement, finalize and give full effect to the

Proposed Acquisition; approve to affixed the Common

Seal of the Company to any agreement, deed or

document to be entered into by the Company in

connection with the Proposed Acquisition, if so

required, in accordance with the Articles of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CARLSBERG BREWERY MALAYSIA BERHAD

  TICKER:                  N/A                 CUSIP:   Y11220103

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Audited financial         ISSUER            YES             FOR                  FOR

statements of the Group and the Company for YE 31 DEC

 2009, together with the reports of the Directors and

 Auditors thereon

PROPOSAL #2: Approve the payment of a final dividend         ISSUER            YES             FOR                  FOR

of 7.5 sen per MYR 0.50 sen share less Malaysian

income tax and a special dividend of 10.5 sen per MYR

 0.50 share less malaysian income tax in respect of

the FYE 31 DEC 2009

PROPOSAL #3: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

MYR 286,000 for the FYE 31 DEC 2009

PROPOSAL #4: Re-appoint Messrs KPMG as the Auditors          ISSUER            YES             FOR                  FOR

of the Company and authorize the Directors to fix

their remuneration

PROPOSAL #5: Re-elect Graham James Fewkes who retires        ISSUER            YES             FOR                  FOR

 pursuant to Article 92 a  of the Articles of

Association of the Company

PROPOSAL #6: Re-elect Soren Ravn as a Director, who          ISSUER            YES             FOR                  FOR

retires pursuant to Article 92 e  of the Articles of

Association of the Company

PROPOSAL #7: Re-elect Roy Enzo Bagattini as a                     ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Article 92 e  of

the Articles of Association of the Company

PROPOSAL #8: Re-appoint, pursuant to Section 129(6)          ISSUER            YES             FOR                  FOR

of the Companies Act, 1965, Datuk M.R. Gopala

Krishnan C.R.K. Pillai, as a Director of the Company

and to hold office until the conclusion of the next

AGM of the Company

PROPOSAL #9: Approve that subject always to the                 ISSUER            YES             FOR                  FOR

Companies Act, 1965, the Articles of Association of

the Company and the approvals of the relevant

governmental/regulatory authorities, the Directors be

 authorize, pursuant to Section 132D of the Companies

 Act, 1965, to issue and allot shares in the Company

from time to time and upon such terms and conditions

and for such purposes as the Directors may deem fit

provided that the aggregate number of shares issued

pursuant to this Resolution in any one FY does not

exceed 10% of the issued and paid-up share capital of

 the Company for the time being; and authorize the

Directors be to obtain the approval for the listing

of and quotation for the additional shares so issued

on the Bursa Malaysia Securities Berhad and

Authority expires at the conclusion of the next AGM

of the Company

PROPOSAL #10: Approve that subject to compliance with        ISSUER            YES             FOR                  FOR

 Section 67A of the Companies Act 1965, the

requirements of Main Market Listing Requirements of

Bursa Malaysia Securities Berhad (Bursa Securities)

and any prevailing laws, rules, regulations, orders,

guidelines and requirements issued by any relevant

authority, approval be given to the Company to

utilize not more than MYR 288.6 million being the

combined total of the audited distributable retained

earnings and share premium reserves of the Company as

 at 31 DEC 2009 which stood at MYR 281.2 million and

MYR 7.4 million respectively, to purchase on Bursa

Securities up to 28,477,800 ordinary shares of MYR

0.50 each of the Company which together with the

2,330,000 ordinary shares of MYR 0.50 each already

purchased earlier and retained as treasury shares,

represents 10% of the enlarged issued and paid-up

share capital of 308,078,000 ordinary shares of MYR

0.50 each and that upon completion of the purcha

PROPOSAL #11: Authorize the Company and its                        ISSUER            YES             FOR                  FOR

subsidiaries to enter into and give effect to

specified recurrent related party transactions of a

revenue or trading nature and with specified classes

of the related parties as stated in Section 3.3 of

the Circular to Shareholders dated 5 April 2010 which

 are necessary for the Group'S day to day operations

subject to the following: (a) the transactions are in

 the ordinary course of business and are on terms not

 more favorable to the related parties than those

generally available to the public where applicable

and are not to the detriment of the minority

shareholders; (b) disclosure is made in the annual

report of the aggregate value of transactions

conducted pursuant to the shareholders  CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CARNARVON PETROLEUM LTD

  TICKER:                  N/A                 CUSIP:   Q1990C105

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Neil Christian Fearis as a        ISSUER            YES             FOR                  FOR

 Director of the Company, who retires by rotation in

accordance with Rule 35[c] of the Company's

Constitution

PROPOSAL #2.: Approve, for the purpose of ASX Listing        ISSUER            YES             FOR                  FOR

 Rule 7.2 Exception 9 and all other purposes, to

issue shares under the Carnarvon Employee Share Plan

for a period of 3 years commencing on the date of

this meeting as an exception to ASX Listing Rule 7.1

PROPOSAL #3.: Adopt the remuneration report required         ISSUER            YES             FOR                  FOR

by Section 300A of the Corporations Act, as contained

 in the Directors' report of the Company for the YE

30 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CARPETRIGHT PLC, RAINHAM, ESSEX

  TICKER:                  N/A                 CUSIP:   G19083107

  MEETING DATE:      9/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the accounts for the         ISSUER            YES             FOR                  FOR

period ended 02 MAY 2009 together with the Directors'

 report, the Auditors' report on those accounts and

on the auditable part of the Directors' remuneration

report

PROPOSAL #2.: Declare a final dividend of 4p per share      ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the Directors' remuneration              ISSUER            YES         AGAINST           AGAINST

report for the YE 02 MAY 2009, as specified

PROPOSAL #4.: Re-elect Mr. S. Metcalf as a Director           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors until the conclusion of the next

general meeting of the Company at which accounts are

laid before the Company and authorize the Directors

to fix their remuneration

PROPOSAL #6.: Authorize the Directors, for the                   ISSUER            YES             FOR                  FOR

purposes of Section 80 of the Companies Act 1985

[Section 80] to allot relevant securities [Section 80

 of the Companies Act 1985] up to an aggregate

nominal amount of GBP 224,058; [Authority expires on

the date of the next AGM]; and the Directors may

allot relevant securities after the expiry of this

authority in pursuance of such an offer or agreement

made prior to such expiry

PROPOSAL #S.7: Authorize the Board, pursuant to                 ISSUER            YES             FOR                  FOR

Section 95 of the Companies Act 1985, to sell

treasury shares [Section 162 of the Act] and subject

to the passing of Resolution 6, to make other

allotments of equity securities [and the expression

'allotment of equity securities' and like expressions

 used in this resolution shall have the meaning given

 to them by virtue of Section 94 of the said Act] for

 cash pursuant to the authority conferred by the

previous resolution, disapplying the statutory pre-

emption rights [Section 89[1] and sub-sections [1]

[6] of Section 90 of the said Act], provided that

this power is limited to the allotment of equity

securities: a] in connection with an issue or

offering by way of rights in favor of holders of

equity securities and any other persons entitled to

participate in such issue or offering; and b] up to

an aggregate nominal value of GBP 33,609; [Authority

expires on the date of the next AGM of the Company

after the passing of this resolution]; and the

Directors may allot securities after the expiry of

this authority in pursuance of such an offer or

PROPOSAL #S.8: Authorize the Company, for the                     ISSUER            YES             FOR                  FOR

purposes of Section 166 of the Companies Act 1985, to

 make one or more market purchases [Section 163 of

the said Act] of up to 6,721,755 ordinary shares

[representing 10% of the Company's issued share

capital] of 1p each in the capital of the Company, at

 a minimum price of 1p per share [exclusive of

expenses] being the nominal value of the share and i]

 5% the average middle market quotations for such

shares derived from the London Stock Exchange Daily

Official List, over the previous 5 business days ii]

the price of price of the last independent trade of

an ordinary share iii] the highest current

independent bid for an ordinary share as derived from

 the trading venue where the purchase is carried out;

 [Authority expires the earlier of the conclusion of

the next AGM of the Company or 18 months after the

date of passing this resolution]; the Company, before

 the expiry, may make a contract to purchase ordinary

 shares which will or may be executed wholly or

PROPOSAL #9.: Amend the rules of the Carpetright Plc         ISSUER            YES         AGAINST           AGAINST

2004 Long term incentive Plan [the Plan] as explained

 in the Directors report and the Directors

remuneration report for the YE 02 MAY 2009 as

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CASCADES INC

  TICKER:                  N/A                 CUSIP:   146900105

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Bernard Lemaire as a                 ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.2: Election of Laurent Lemaire as a                 ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.3: Election of Alain Lemaire as a                     ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.4: Election of Martin P. Pelletier as a          ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.5: Election of Paul R. Bannerman as a              ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.6: Election of Andre Desaulniers as a              ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.7: Election of Louis Gameau as a Director        ISSUER            YES             FOR                  FOR

 for the ensuing year

PROPOSAL #1.8: Election of Sylvie Lemaire as a                   ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.9: Election of Georges Kobrynsky as a              ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.10: Election of Laurent Verreault as a            ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.11: Election of Robert Chevrier as a                ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.12: Election of David McAusland as a                ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.13: Election of James B.C. Doak as a                ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2: Appoint PricewaterhouseCoopers                        ISSUER            YES             FOR                  FOR

LLP/S.R.I./S.E.N.C.R.L. as the Auditors for

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CASTELLUM AB, GOTHENBURG

  TICKER:                  N/A                 CUSIP:   W2084X107

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of Mr. Ragnar Lindqvist to                ISSUER             NO              N/A                  N/A

preside as Chairman of the meeting

PROPOSAL #2: Preparation and approval of the voting          ISSUER             NO              N/A                  N/A

list

PROPOSAL #3: Approval of the agenda                                       ISSUER             NO              N/A                  N/A

PROPOSAL #4: Election of one or two persons to verify        ISSUER             NO              N/A                  N/A

 the minutes

PROPOSAL #5: Consideration of whether or not the                ISSUER             NO              N/A                  N/A

general meeting has been duly convened

PROPOSAL #6: Presentation of a) the annual accounts          ISSUER             NO              N/A                  N/A

and the audit report as well as the consolidated

annual accounts and the audit report for the group,

b) the Auditor's statement regarding the Company's

compliance 2 4  with the guidelines for remuneration

to members of the Executive Management in effect

since the previous AGM

PROPOSAL #7: Adopt the profit and loss account and            ISSUER            YES             FOR                  FOR

the balance sheet as well as the consolidated profit

and loss account and the consolidated balance sheet

PROPOSAL #8: Approve the allocation of the Company's         ISSUER            YES             FOR                  FOR

profit in accordance  with the adopted balance sheet

and the distribution of SEK 3.50 per share and

Tuesday, March 30, 2010 as the record day for

distribution

PROPOSAL #9: Grant discharge from liability towards          ISSUER            YES             FOR                  FOR

the Company in respect of the Members of the Board of

 Directors and the Managing Director

PROPOSAL #10: The election committee's report on its         ISSUER             NO              N/A                  N/A

work and the election committee's statement

concerning its proposals regarding the Board of

PROPOSAL #11: Approve the number of Members of the            ISSUER            YES             FOR                  FOR

Board of Directors should consist of seven

PROPOSAL #12: Approve the remuneration to the Members        ISSUER            YES             FOR                  FOR

 of the Board of Directors should be SEK 1,825,000

out of which SEK 475,000 should be allocated to the

Chairman of the Board of Directors and SEK 225,000 to

 each of the remaining Members of the Board of

Directors; the proposal entails that the overall

remuneration is increased by SEK 300,000 since last

year, since the Board of Directors is proposed to be

extended with one Member, and the remuneration per

person is proposed to be increased by approximately

5% the amounts include compensation for committee work

PROPOSAL #13: Re-elect Mr. Jan Kvarnstrom, Mr. Per            ISSUER            YES             FOR                  FOR

Berggren, Mrs. Marianne Dicander Alexandersson, Mrs.

Ulla-Britt Frajdin-Hellqvist, Mr. Christer Jacobson

and Mr. Goran Linden as the Members of the Board of

Directors and elect  Mr. Johan Skoglund as a Member

of the Board of Directors and and Mr. Jan Kvarnstrom

as the Chairman of the Board of Directors

PROPOSAL #14: Appoint a new Election Committee in              ISSUER            YES             FOR                  FOR

preparation for the AGM to be held in

PROPOSAL #15: Approve the specified guidelines for            ISSUER            YES             FOR                  FOR

the remuneration to the Members of the Executive

Management of the Company

PROPOSAL #16: Approve the specified introduction of a        ISSUER            YES             FOR                  FOR

 new incentive program to Members of the Executive

Management is in principle a renewal of the three-

year incentive program which has been applied by

Castellum during several periods

PROPOSAL #17: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

acquire on one or several occasions the Company's own

 shares provided that the Company will at no time

hold more than 10% of the total shares in the Company

 and to transfer the number of own shares held at the

 time, with deviation from the shareholders'

preferential rights, until  the next annual general

meeting of shareholders

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CATLIN GROUP LTD

  TICKER:                  N/A                 CUSIP:   G196F1100

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual report and accounts          ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009

PROPOSAL #2: Approve the Directors remuneration                 ISSUER            YES             FOR                  FOR

report set out on pages from 95 to103 of the

Company'S 2009 annual report and accounts

PROPOSAL #3: Re-appoint Pricewaterhouse Coopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors of the Company, to hold office from

conclusion of this meeting until the next general

meeting of the Company at which the statutory

accounts are held

PROPOSAL #4: Authorize the Board to establish the              ISSUER            YES             FOR                  FOR

Auditors remuneration

PROPOSAL #5: Appointment of Mr. Stephen Catlin as a          ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #6: Appointment of Mr. Kenneth Goldstein as         ISSUER            YES             FOR                  FOR

a Director of the Company

PROPOSAL #7: Appointment of Mr. Guy Beringer as a              ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #8: Appointment of Mr. Robert Gowdy as a              ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #9: Appointment of Mr Benjamin Meuli as a            ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #10: Authorize the Directors, in accordance         ISSUER            YES             FOR                  FOR

with the Company's Bye-Laws and the Bermuda Companies

 Act (1981) as amended, to allot Relevant Securities

in the Company (within the meaning of Bye-Law 5.3 of

the Company's Bye-Laws) up to a further aggregate

nominal amount of USD 1,196,619; and in accordance

with the Company's Bye-Laws and the Bermuda Companies

 Act(1981) as amended to exercise all powers of the

Company to allot Relevant Securities in the Company

in connection with a.CONTD

PROPOSAL #S.11: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

and conditional upon the passing of Resolution 10,

the authority granted pursuant to Resolution 10 may

be exercised by the Board to allot Equity Securities

(as specified in the Company's Bye-Laws) for cash as

if Bye-Law 6 of the Company's Bye-Laws (Pre-emption

Rights) did not apply and, if relevant, to sell

shares in the Company for cash if immediately before

the sale such shares are held by the Company as

treasury shares, as if Bye-Law 6 did not apply,

provided that.CONTD

PROPOSAL #S.12: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases (pursuant to Bermuda Companies Act Sections

 42A and 42B) of any of its Common Shares of USD 0.01

 each (common shares), provided that: (i) the maximum

 number of Common Shares hereby authorized to be

purchased is 35,895,883, representing approximately

10% of the issued share capital of the Company on the

 latest date practicable before publication of this

notice; (ii) the minimum price that may be paid for

each Common Share is USD 0.01,.CONTD

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CCL INDS INC

  TICKER:                  N/A                 CUSIP:   124900309

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive the 2009 annual report of the        ISSUER             NO              N/A                  N/A

 Corporation containing the audited consolidated

financial statements of the Corporation for the

financial years ended 31 DEC 2009, and DEC 31, 2008,

and the Auditor's report thereon

PROPOSAL #1.1: Election of Paul J. Block as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Election of Jon K. Grant as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Election of Edward E. Guillet as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of Alan D. Horn as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Election of Donald G. Lang as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of Stuart W. Lang as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of Geoffrey T. Martin as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.8: Election of Douglas W. Muzyka as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Election of Thomas C. Peddie as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Re-appoint KPMG LLP as the Auditor and          ISSUER            YES             FOR                  FOR

authorize the Directors to fix the Auditor's

remuneration;

PROPOSAL #3: Approve an amendment to the CCL                       ISSUER            YES             FOR                  FOR

Industries Inc. Employee Stock Option Plan (the

Option Plan) to increase the number of Class B non-

voting shares reserved and available for issuance

under the Option Plan by 1,500,000, and to ratify

option grants previously made thereunder in respect

of 125,000 Class B non-voting shares

PROPOSAL #4: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CDL HOSPITALITY REAL ESTATE INVESTMENT TRUST

  TICKER:                  N/A                 CUSIP:   Y1233P104

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the report of M and C Business              ISSUER            YES             FOR                  FOR

Trust Management Limited, as trustee-Manager of HBT,

the statement by the Chief Executive Officer of the

HBT Trustee-Manager, the report of DBS Trustee

Limited, as trustee of H-REIT, the report of M and C

REIT Management Limited, as Manager of H-REIT and the

 audited financial statements of HBT, H-REIT and CDL

Hospitality Trusts for the YE 31 DEC 2009 and the

Auditors' report thereon

PROPOSAL #2: Re-appoint Messrs KPMG LLP as the                   ISSUER            YES             FOR                  FOR

Independent Auditors of H-REIT and HBT and to hold

office until the conclusion of the next AGMs of H-

REIT and HBT, and authorize the H-REIT Manager and

the HBT Trustee-Manager to fix their remuneration

PROPOSAL #3: Authorize the H-REIT Manager and the HBT        ISSUER            YES             FOR                  FOR

 Trustee-Manager, to issue new units in H-REIT and

new units in HBT, together with H-REIT Units, the

Stapled Securities whether by way of rights, bonus or

 otherwise; and/or make or grant offers, agreements

or options that might or would require Stapled

Securities to be issued, including but not limited to

 the creation and issue of securities, warrants,

debentures or other instruments convertible into

stapled securities, at any time and upon such terms

and conditions and for such purposes and to such

persons as the H-REIT Manager and the HBT Trustee-

Manager may in their absolute discretion deem fit;

and issue Stapled Securities in pursuance of any

Instrument made or granted by the H-REIT Manager and

the HBT Trustee-Manager CONTD

PROPOSAL #4: Authorize the H-REIT Manager and the HBT        ISSUER            YES             FOR                  FOR

 Trustee-Manager to fix the issue price or, as the

case may be, issue price range of new Stapled

Securities that may be issued by way of placement

pursuant to the 20% sub limit for Other Unit Issues

on a non pro rata basis referred to in Resolution 3

above, at a discount exceeding 10% but not more than

20% of the price as determined in accordance with the

 Listing Manual of the SGX-ST, until 31 DEC 2010 or

such later date as may be determined by the SGX-ST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CEDYNA FINANCIAL CORPORATION

  TICKER:                  N/A                 CUSIP:   J0895G102
  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Issuance of New Shares to a                ISSUER            YES             FOR                  FOR

Third Party, SGCC

PROPOSAL #2: Amend Articles to: Streamline Business          ISSUER            YES             FOR                  FOR

Lines

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CEDYNA FINANCIAL CORPORATION

  TICKER:                  N/A                 CUSIP:   J0895G102

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CELESTICA INC

  TICKER:                  N/A                 CUSIP:   15101Q108

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Robert L Crandall as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Election of William A. Etherington as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #1.3: Election of Laurette Koellner as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of Craig H. Muhlhauser as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of Eamon J. Ryan as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Election of Gerald W. Schwartz as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of Don Tapscott as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2: Appointment of KPMG LLP as Auditor and          ISSUER            YES             FOR                  FOR

authorize the Board of Directors of Celestica INC to

fix the remuneration of the Auditor

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CELLTRION INC

  TICKER:                  N/A                 CUSIP:   Y1242A106

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the balance sheet, income                   ISSUER            YES             FOR                  FOR

statement and statement of appropriation of retained

earnings for FYE Dec 2009

PROPOSAL #2: Approve the partial amendment to                     ISSUER            YES         AGAINST           AGAINST

Articles of incorporation

PROPOSAL #3.1: Election of Kyung Ho Lee as a Non-               ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #3.2: Election of outside Director Dong Il          ISSUER            YES             FOR                  FOR

Kim

PROPOSAL #3.3: Election of outside Director Chul Man         ISSUER            YES             FOR                  FOR

Baek

PROPOSAL #3.4: Election of outside Director Yo Seip          ISSUER            YES             FOR                  FOR

Lee

PROPOSAL #3.5: Election of outside Director Yoo Hee          ISSUER            YES             FOR                  FOR

Lee

PROPOSAL #3.6: Election of outside Director Kyun Seok        ISSUER            YES             FOR                  FOR

 Cho

PROPOSAL #4: Election of 3 Audit Committee Members             ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES         AGAINST           AGAINST

the Directors

PROPOSAL #6: Approve the Stock Option for staff                  ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CELTIC EXPL LTD

  TICKER:                  N/A                 CUSIP:   15118Q109

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to fix the number of Directors          ISSUER            YES             FOR                  FOR

to be elected at the Meeting at 5

PROPOSAL #2.1: Election of Robert J. Dales as a                 ISSUER            YES         AGAINST           AGAINST

Director of the Corporation for the ensuing

PROPOSAL #2.2: Election of William C. Guinan as a              ISSUER            YES             FOR                  FOR

Director of the Corporation for the

PROPOSAL #2.3: Election of Eldon A. McIntyre as a              ISSUER            YES         AGAINST           AGAINST

Director of the Corporation for the

PROPOSAL #2.4: Election of Neil G. Sinclair as a                ISSUER            YES         AGAINST           AGAINST

Director of the Corporation for the ensuing

PROPOSAL #2.5: Election of David J. Wilson as a                 ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing

PROPOSAL #3: Appointment of PricewaterhouseCoopers            ISSUER            YES             FOR                  FOR

LLP, Chartered Accountants, as the

PROPOSAL #4: Approve the all unallocated options,              ISSUER            YES         AGAINST           AGAINST

rights or other entitlements under the Corporation's

stock option plan

PROPOSAL #S.5: Amend the Corporation's Articles to            ISSUER            YES             FOR                  FOR

divide the issued and outstanding Common Shares on a

two-for-one the basis

PROPOSAL #6: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CEMENTIR HOLDING S.P.A.

  TICKER:                  N/A                 CUSIP:   T27468171

  MEETING DATE:      4/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the presentation of balance            ISSUER             NO              N/A                  N/A

sheet of the Board of Director's, Internal and

External Auditors' reports, proposal for dividend of

consolidated balance sheet as of 31 DEC 2009 of

Gruppo Cementir Holding and related reports,

resolutions related there to

PROPOSAL #E.1: Amend the Article 10 of the by-law, as        ISSUER             NO              N/A                  N/A

 per Article.2365, second item of the Italian Civil

Code, resolutions related there to

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CEMENTOS PORTLAND VALDERRIVAS SA, PAMPLONA

  TICKER:                  N/A                 CUSIP:   E2801G106

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts and reports         ISSUER            YES             FOR                  FOR

of Valderrivas Gestion DE Cementos Portland, SA and

its consolidated Group for the year 2009, as well as

Management of the Board of Directors and address in

the same period

PROPOSAL #2: Approve the proposed application of                ISSUER            YES             FOR                  FOR

results and determination of Ejercicio 2009 bylaw

PROPOSAL #3.a: Approve to determine the number of              ISSUER            YES             FOR                  FOR

Directors within the limits established in the Bylaws

PROPOSAL #3.b.1: Appointment of Don Javier Taberna            ISSUER            YES             FOR                  FOR

Aldaz as the Independent Director

PROPOSAL #3.b.2: Appointment of Don Jose Aguinaga              ISSUER            YES         AGAINST           AGAINST

Cardenas Sunday as the Director

PROPOSAL #3.c.1: Re-election of Dona Esther Koplowitz        ISSUER            YES             FOR                  FOR

 Romero de Juseu as a Director

PROPOSAL #3.c.2: Reelection of EAC Medio Ambiente,            ISSUER            YES             FOR                  FOR

S.L. as the Director

PROPOSAL #3.c.3: Re-election of EAC Inversiones                 ISSUER            YES             FOR                  FOR

Corporativas, S.L. as the Councillor

PROPOSAL #3.c.4: Re-election of Meliloto, S.L. as the        ISSUER            YES             FOR                  FOR

 Councillor

PROPOSAL #3.c.5: Re-election of Cartera Deva, S.A. as        ISSUER            YES             FOR                  FOR

 the Councillor

PROPOSAL #3.c.6: Re-election of Don Rafael Montes              ISSUER            YES             FOR                  FOR

Sanchez

PROPOSAL #3.c.7: Re-election of Don Feliciano Fuster         ISSUER            YES             FOR                  FOR

Jaume as the Independent Director

PROPOSAL #3.c.8: Re-election of Cartera Navarra, S.A.        ISSUER            YES         AGAINST           AGAINST

 as an Independent Director

PROPOSAL #3.c.9: Re-election of Gustavo Villapalos            ISSUER            YES             FOR                  FOR

Salas as the Independent Director

PROPOSAL #3c.10: Re-election with the qualification          ISSUER            YES         AGAINST           AGAINST

of another Director of Rafael Martinez-Ynzenga

Canovas del Castillo

PROPOSAL #3c.11: Re-election with the qualification          ISSUER            YES         AGAINST           AGAINST

of another Director of Don Jose IgnacioMartinez-

Ynzenga Canovas del Castillo

PROPOSAL #4: Authorize the Board of Directors, with          ISSUER            YES             FOR                  FOR

express powers of substitution, for the acquisition

of own shares and authorize the subsidiaries to

enable them to acquire shares of Cementos Portland

Valderrivas SA, all within the limits and

requirements required in Article 75 ET sequence of

the Companies Act, for which purpose, the unused

amount, the authority granted for that purpose by the

 general meeting of the day 28 MAY 2009

PROPOSAL #5: Authorize the Board of Directors, to              ISSUER            YES             FOR                  FOR

agree on one or more times, increasing the capital in

 accordance with Article 153.1 b of the Corporations

Act and subject to the limits laid down in that

Article, and the same for delegation the exclusion of

 pre-emptive rights as provided in Article 159.2 of

the Act, for which purpose the authorization granted

by the OGM of shareholders of the Company 13 JUN 2007

PROPOSAL #6: Authorize the Directors for development,        ISSUER            YES             FOR                  FOR

 notarization, registration, rectification and

execution of the agreements adopted

PROPOSAL #7: Approve the Minutes of the general                 ISSUER            YES             FOR                  FOR

meeting in accordance with Article 113 or, where

appropriate, 114 of the Companies Act

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CENTENNIAL COAL COMPANY LTD

  TICKER:                  N/A                 CUSIP:   Q2173Y104

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's financial report         ISSUER             NO              N/A                  N/A

and the reports of the Directors and the Auditors for

 the YE 30 JUN 2009

PROPOSAL #2.: Elect Dr. Kenneth J. Moss AM as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with Clause 13.4.1 of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #4.: Approve the award to Robert Graham                ISSUER            YES             FOR                  FOR

Cameron, the Managing Director and Chief Executive

Officer, of a long-term incentive for the YE 30 JUN

2010, comprising of Share Performance Rights (Rights)

 and/or Options to fully paid ordinary shares in the

Company on the terms and in the manner as specified,

and for all purposes, including pursuant to Listing

Rule 10.14

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CENTERRA GOLD INC

  TICKER:                  N/A                 CUSIP:   152006102

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive the audited financial statements        ISSUER             NO              N/A                  N/A

 for the YE 31 DEC 2009 and the Auditors report

PROPOSAL #1.1: Election of Ian G. Austin as a                     ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.2: Election of William J. Braithwaite as         ISSUER            YES             FOR                  FOR

a Director for the ensuing year

PROPOSAL #1.3: Election of Patrick M. James as a                ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.4: Election of Stephen A. Lang as a                 ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.5: Election of John W. Lill as a Director        ISSUER            YES             FOR                  FOR

 for the ensuing year

PROPOSAL #1.6: Election of Sheryl K. Pressler as a            ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.7: Election of Terry V. Rogers as a                 ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.8: Election of Anthony J. Webb as a                 ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.9: Election of Bruce V. Walter as a                 ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2: Appointment of KPMG LLP as the Auditors         ISSUER            YES             FOR                  FOR

of the Corporation and authorize the Directors to fix

 their remuneration

PROPOSAL #3: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CENTRAL GLASS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J05502109

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve Policy regarding Large-scale            ISSUER            YES         AGAINST           AGAINST

Purchases of Company Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CENTRAL REINSURANCE CO LTD, TAIPEI

  TICKER:                  N/A                 CUSIP:   Y1243B103

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

proposed cash dividend TWD 1.5 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Other issues                                                     ISSUER            YES         AGAINST           AGAINST

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CENTRO RETAIL GROUP

  TICKER:                  N/A                 CUSIP:   Q2227Q107

  MEETING DATE:      11/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial reports of Centro        ISSUER             NO              N/A                  N/A

 Retail and the reports of the Directors and the

Auditors for the YE 30 JUN 2009

PROPOSAL #2.a: Re-elect Mr. Paul Cooper as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

Rule 9.1(d) of the Company's Constitution

PROPOSAL #2.b: Elect Mr. Peter Day as a Director, who        ISSUER            YES             FOR                  FOR

 retires in accordance with Rule 9.1(c) of the

Company's Constitution

PROPOSAL #2.c: Elect Mr. Michael Humphris as a                   ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Rule 9.1(c)

of the Company's Constitution

PROPOSAL #2.d: Elect Mr. Fraser MacKenzie as a                   ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Rule 9.1(c)

of the Company's Constitution

PROPOSAL #2.e: Elect Mr. Bill Bowness as a Director,         ISSUER            YES             FOR                  FOR

who retires in accordance with Rule 9.1(c) of the

Company's Constitution

PROPOSAL #3.: Appoint Ernst & Young as the Auditor of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #4.: Adopt the remuneration report of the            ISSUER            YES         AGAINST           AGAINST

Company for the FYE 30 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CENTROTHERM PHOTOVOLTAICS AG, BLAUBEUREN

  TICKER:                  N/A                 CUSIP:   D1498H105

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the report

pursuant to Sections 289(4) and 315(4) of the German

Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 45,900,074.62 as follows:

 The distributable profit of EUR 45,900,074.62 shall

be carried forward

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: ROEVERBROENNER GmbH + Co., Berlin

PROPOSAL #6.: Authorization to acquire own shares The        ISSUER            YES             FOR                  FOR

 Company shall be authorized to acquire own shares of

 up to 10 % of the share capital, at prices not

deviating more than 10 % from the market price of the

 shares, on or before 21 JUN 2015. The Board of

Managing Directors shall be authorized to dispose of

the shares in a manner other than the stock exchange

or a rights offering if they are sold at a price not

materially below their market price, to use the

shares for mergers and acquisitions, for satisfying

conversion or option rights, or within the scope of

the Company's stock option plans, and to retire the

shares

PROPOSAL #7.: Resolution on the authorization to                ISSUER            YES             FOR                  FOR

issue convertible and/or warrant bonds, the creation

of contingent capital, and the corresponding

amendment to the Articles of Association The

authorization given by the shareholders meeting of 30

 JUN 2009, to issue bonds and the corresponding

contingent capital 2009 shall be revoked; The Board

of Managing Directors shall be authorized, with the

consent of the Supervisory Board, to issue bearer or

registered bonds of up to EUR 250,000,000 conferring

conversion and/or option rights for shares of the

Company, on or before 21 JUN 2015; Shareholders shall

 be granted subscription rights except for the issue

of bonds conferring conversion and/or option rights

for shares of the Company of up to 10 % of the share

capital at a price not materially below their

theoretical market value, for residual amounts, and

for the granting of such rights to the holders of

conversion or option rights; The Company's share

capital shall be increased accordingly by up to EUR

2,116,238 through the issue of up to 2,116,238 new

bearer no-par shares, insofar as conversion and/or

option rights are exercised (contingent capital

PROPOSAL #8.: Resolution on the authorization to                ISSUER            YES             FOR                  FOR

issue stock options, the creation of new contingent

capital, and the corresponding amendment to the

Articles of Association; the Company shall be

authorized to issue stock options for shares of the

Company to executives and key employees of the

company and its affiliates, on or before 21 JUN 2015

(stock option plan 2010); The Company's share capital

 shall be increased accordingly by up to EUR

1,500,000 through the issue of up to 1,500,000 new

bearer no-par shares, insofar as stock options are

PROPOSAL #9.: Approval of the new compensation system        ISSUER            YES         AGAINST           AGAINST

 for the Board of Managing Directors

PROPOSAL #10.: Amendment to Section 14(2) of the                ISSUER            YES             FOR                  FOR

Articles of Association in respect of shareholders

being entitled to participate in and vote at the

shareholders. Meeting if they register with the

Company by the 6th day prior to the meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CENTURY TEXTILES & INDS LTD

  TICKER:                  N/A                 CUSIP:   Y12504125

  MEETING DATE:      7/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited         ISSUER            YES             FOR                  FOR

balance sheet as at 31 MAR 2009 and profit and loss

account for the YE on that date and the reports of

the Directors and the Auditors of the Company

PROPOSAL #2.: Declare dividend on equity shares for          ISSUER            YES             FOR                  FOR

the YE 31 MAR 2009

PROPOSAL #3.: Re-elect Shri B.K. Birla as a Director,        ISSUER            YES             FOR                  FOR

 who retires from office by rotation

PROPOSAL #4.: Re-elect Shri Kumar Mangalam Birla as a        ISSUER            YES             FOR                  FOR

 Director, who retires from office by rotation

PROPOSAL #5.: Appoint the Auditors of the Company to         ISSUER            YES             FOR                  FOR

hold office from the conclusion of this meeting until

 the conclusion of the next AGM of the Company and

approve to fix their remuneration

PROPOSAL #S.6: Approve, in partial modification of            ISSUER            YES             FOR                  FOR

the relevant resolution passed at the 110 AGM of the

Company held on 24 JUL 2007 and pursuant to the

provisions of sections 198, 309, 310, Schedule XIII

and other applicable provisions, if any, of the

Companies Act, 1956, for the time being in force, the

 payment of revised remuneration to Shri B.L. Jain,

Wholetime Director as specified, for the remaining

period of his tenure of current office up to 3l MAR

2010

PROPOSAL #S.7: Approve that, pursuant to the                       ISSUER            YES             FOR                  FOR

provisions of Sections 198, 269, 309, 311, 314 and

all other applicable provisions, if any, of the

Companies Act, 1956, read with Schedule XIII thereto

and all guidelines for managerial remuneration issued

 by the Central Government from time to time, the re-

appointment by the Board of Directors [the Board] of

Shri B.L. Jain as a Director in the whole time

employment of the Company for a further period of 2

years with effect from 01 APR 2010 with liberty to

either party to terminate the appointment on 3 months

 notice in writing to the other, upon the following

terms as to remuneration as specified, and with

further liberty to the Board of Directors/Chairman of

 the Board from time to time to alter the said terms

in such manner as may be in the best interests of the

 Company, subject however to the restrictions, if any

 specified in the Companies Act 1956, including

Schedule XIII thereto as amended update or otherwise

as may be permissible at law, viz: as specified;

provided that where, in any FY, the Company has no

profits or its profits are inadequate, the Company

shall pay the above salary and allowances and provide

 the perquisites as aforesaid to the Whole-time

Director as and by way of minimum remuneration

subject to the applicable provisions of Schedule XIII

 of the said Act and the approval of the Central

Government, as may be required; and authorize the

Board of Directors/ Chairman of the Board to take

such steps as may be necessary or expedient in their

entire discretion to give effect to this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CENTURY TOKYO LEASING CORPORATION

  TICKER:                  N/A                 CUSIP:   J05607106

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CERMAQ ASA

  TICKER:                  N/A                 CUSIP:   R1536Z104

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the Meeting by the Chairman          ISSUER             NO              N/A                  N/A

of the Board and registration of shareholders

PROPOSAL #2: Election of one person to sign the                 ISSUER            YES             FOR                  FOR

minutes together with the Chairman of the meeting

PROPOSAL #3: Approve the notice and the proposed                ISSUER            YES             FOR                  FOR

agenda

PROPOSAL #4.a: Amend the Articles of Association:              ISSUER            YES             FOR                  FOR

documents relating to matters to be discussed at the

general meeting may be made available on the

Company'S website instead of being sent out together

with the letter of notification

PROPOSAL #4.b: Amend the Articles of Association:              ISSUER            YES             FOR                  FOR

deleting the provision that the general meeting shall

 be chaired by the Chairman of the Board

PROPOSAL #4.c: Amend the Articles of Association: the        ISSUER            YES             FOR                  FOR

 deadline for the convening of the general meetings

shall be 21 days

PROPOSAL #5: Election the one person to chair the              ISSUER            YES             FOR                  FOR

meeting

PROPOSAL #6: Approve the annual accounts and the                ISSUER            YES             FOR                  FOR

board'S annual report for 2009, including the group

accounts, group contribution and allocation of the

annual results

PROPOSAL #7: Approve the Board statement as to                   ISSUER            YES             FOR                  FOR

salaries and other remuneration of the Senior

Management

PROPOSAL #8: Approve the power of attorney to acquire        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #9: Approve the Auditor's remuneration                  ISSUER            YES             FOR                  FOR

PROPOSAL #10.a: Approve the remuneration to the                 ISSUER            YES             FOR                  FOR

Directors of the Board

PROPOSAL #10.b: Approve the remuneration to the                 ISSUER            YES             FOR                  FOR

Members of the Election Committee

PROPOSAL #11: Re-elect Bard Mikkelsen as a new Member        ISSUER            YES             FOR                  FOR

 of the Board

PROPOSAL #12.a: Election of Gunnar Bjorkavag as a              ISSUER            YES             FOR                  FOR

Chairman of Election Committee

PROPOSAL #12.b: Election of Mette Wikborg as a new            ISSUER            YES             FOR                  FOR

Member of Election Committee

PROPOSAL #12.c: Election of Ottar Haugerud as a new          ISSUER            YES             FOR                  FOR

Member of Election Committee

PROPOSAL #12.d: Election of Kari Olrud Moen as a new         ISSUER            YES             FOR                  FOR

Member of Election Committee

PROPOSAL #13: PLEASE NOTE THAT THIS RESOLUTION IS A          ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL: approve the proposal received

from shareholder Bartlett Naylor

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CERSANIT S.A., KRASNYSTAW

  TICKER:                  N/A                 CUSIP:   X1162X103

  MEETING DATE:      9/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Elect the Chairman                                            ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Approve the statement of the meeting's         ISSUER             NO              N/A                  N/A

legal validity

PROPOSAL #4.: Approve the agenda                                            ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Elect the Scrutiny Commission                         ISSUER             NO              N/A                  N/A

PROPOSAL #6.: Amend the Company's statute text in              ISSUER             NO              N/A                  N/A

order to authorize the Management Board to increase

the share capital by shares issue with possibility of

 excluding the rights issue of the existing

PROPOSAL #7.: Approve the shares dematerialization            ISSUER             NO              N/A                  N/A

and authorize the Management Board to take all

necessary steps to introduce shares into the market

PROPOSAL #8.: Authorize the Supervisory Board to set         ISSUER             NO              N/A                  N/A

unified text of Articles of Association

PROPOSAL #9.: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CERSANIT S.A., KRASNYSTAW

  TICKER:                  N/A                 CUSIP:   X1162X103

  MEETING DATE:      2/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Elect the Chairman                                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the statement of the meeting's          ISSUER            YES             FOR                  FOR

legal validity and its ability to adopt resolutions

PROPOSAL #4: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Elect the Scrutiny Commission                           ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the changes in Supervisory                 ISSUER            YES             FOR                  FOR

Board's Membership

PROPOSAL #7: Approve the changes in Statute                         ISSUER            YES             FOR                  FOR

PROPOSAL #8: Authorize the Supervisory Board to adopt        ISSUER            YES             FOR                  FOR

 the unified text of Company's Statute

PROPOSAL #9: Closing of the meeting                                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CERSANIT S.A., KRASNYSTAW

  TICKER:                  N/A                 CUSIP:   X1162X103

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the OGM                                              ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of the Chairman of the OGM                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the preparing of the attendance         ISSUER            YES             FOR                  FOR

list

PROPOSAL #4: Approve the confirmation of the legality        ISSUER            YES             FOR                  FOR

 of convening the OGM and its capacity to adopt

resolutions

PROPOSAL #5: Approve the acceptance of the agenda               ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the presentation of the                       ISSUER            YES             FOR                  FOR

Management Board's report on the activity of the

Company for 2009, the financial statement of the

Company for 2009, the Management Board's report on

the activity of the capital group for 2009 and the

consolidated financial statement of the capital group

 for 2009

PROPOSAL #7: Approve the presentation of the                       ISSUER            YES             FOR                  FOR

Supervisory Board's report on its activity in 2009

PROPOSAL #8.1: Approve the Management Board's report         ISSUER            YES             FOR                  FOR

on the activity of the Company and the capital group

for 2009

PROPOSAL #8.2: Approve the financial statement of the        ISSUER            YES             FOR                  FOR

 Company for 2009

PROPOSAL #8.3: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statement of the capital group for 2009

PROPOSAL #8.4: Approve the vote of acceptance to the         ISSUER            YES             FOR                  FOR

Management Board Members

PROPOSAL #8.5: Approve the vote of acceptance to the         ISSUER            YES             FOR                  FOR

Supervisory Board Members

PROPOSAL #8.6: Approve the allocation of profits from        ISSUER            YES             FOR                  FOR

 the Previous Years

PROPOSAL #8.7: Approve the coverage of the loss for          ISSUER            YES             FOR                  FOR

2009

PROPOSAL #8.8: Approve the remuneration of the                   ISSUER            YES             FOR                  FOR

Supervisory Board's Chairman

PROPOSAL #8.9: Approve the new GMS regulations                    ISSUER            YES             FOR                  FOR

PROPOSAL #9: Free motions                                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #10: Closing of the OGM                                            ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CESC LTD

  TICKER:                  N/A                 CUSIP:   Y12652189

  MEETING DATE:      7/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the profit and loss account for        ISSUER            YES             FOR                  FOR

 the YE 31 MAR 2009, the balance sheet as at that

date and the reports of the Directors and the Auditors

PROPOSAL #2.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Mr. B.M. Khaitan as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. B.K. Paul as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation

PROPOSAL #5.: Re-appoint Messrs. Lovelock & Lewes as         ISSUER            YES             FOR                  FOR

the Auditors of the Company to hold office from the

conclusion of this AGM until the conclusion of the

next AGM of the Company at a remuneration of INR

26,00,000 payable in 2 equal installments plus

service tax and reimbursement of out-of-pocket

PROPOSAL #6.: Approve, in terms of Section 293(1)(a)         ISSUER            YES             FOR                  FOR

and other applicable provisions, if any, of the

Companies Act, 1956 to mortgaging and/or charging by

the Board of Directors of the Company [the Board] of

all the immovable and movable properties of the

Company, wheresoever situate, present and future, in

favour of: a) Punjab and Sind Bank [PSB] for its term

 loan of INR 42 crore and b) Punjab National Bank

[PNB], AXIS Bank Limited [AXIS] YES Bank Limited

[YBL] for their respective shares of INR 25 crore,

INR 15 crore and INR 15 crore in the working capital

facilities extended to the Company by the Consortium

of Banks and Standard Chartered Bank [SCB] for its

incremental share of INR 10 crore in the said working

 capital facilities, to secure the said term loan and

 working capital facilities together with interests,

charges, expenses, front-end fees and all other

monies payable by the Company to PSB, PNB, AXIS, YBL

and SCB [collectively referred to as the said

Lenders] in terms of their respective letters of

sanction, Loan Agreements, Facility Agreements,

Hypothecation Agreements, joint consortium Agreements

 or any other Agreement or any amendment thereto

entered/to be entered into by the Company with all or

 any of the said lenders so that the mortgage and/or

change may be created by the Company in their favour,

 either singly or collectively in such form and

subject to such prior charges or with such pari passu

 or subservient ranking of charges as may be decided

by the Board in consultation with 1 or more of the

said lenders; and authorize the Board to finalize and

 execute with all or any of the said lenders all such

 deeds and documents for creating the aforesaid

mortgage and/or charge and to do all such acts, deeds

 and things as may be deemed necessary for giving

effect to the aforesaid resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CH OFFSHORE LTD

  TICKER:                  N/A                 CUSIP:   Y15744108

  MEETING DATE:      10/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited accounts         ISSUER            YES             FOR                  FOR

for the FYE 30 JUN 2009 together with the reports of

the Directors and the Auditors thereon

PROPOSAL #2.: Declare a final dividend of SGD 1.5              ISSUER            YES             FOR                  FOR

cents per ordinary share [tax exempt] for the FYE 30

JUN 2009

PROPOSAL #3.: Re-elect Tan Sri Asmat Bin Kamaludin as        ISSUER            YES             FOR                  FOR

 a Director, who retires by rotation in accordance

with Article 89 of the Company's Articles of

PROPOSAL #4.: Re-elect Dato' Kamaluddin Bin Abdullah         ISSUER            YES             FOR                  FOR

as a Director, who retires by rotation in accordance

with Article 89 of the Company's Articles of

Association

PROPOSAL #5.: Re-elect Mr. Ong Kok Wah, who retires          ISSUER            YES             FOR                  FOR

by rotation in accordance with Article 89 of the

Company's Articles of Association

PROPOSAL #6.: Approve the payment of fees of SGD                ISSUER            YES             FOR                  FOR

249,068 for the Directors for the FYE 30 JUN 2009

PROPOSAL #7.: Re-appoint Deloitte & Touche LLP as the        ISSUER            YES             FOR                  FOR

 Auditors and authorize the Directors to fix their

remuneration

PROPOSAL #8.: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

to: issue shares in the capital of the Company

[shares] whether by way of rights, bonus or

otherwise; and/or make or grant offers, agreements or

 options [collectively, Instruments] that might or

would require shares to be issued, including but not

limited to the creation and issue of [as well as

adjustments to] warrants, debentures or other

instruments convertible into shares, at any time and

upon such terms and conditions and for such purposes

and to such persons as the Directors may in their

absolute discretion deem fit; and [notwithstanding

the authority conferred by this resolution may have

ceased to be in force] issue shares, in pursuance of

any Instrument made or granted by the Directors while

 this resolution was in force, provided that: the

aggregate number of shares to be issued pursuant to

this resolution [including shares to be issued in

pursuance of Instruments made or granted pursuant to

this Resolution] does not exceed 50% of the issued

share capital of the Company [as calculated in

accordance with this Resolution], of which the

aggregate number of shares to be issued other than on

 a pro rata basis to shareholders of the Company

[including shares to be issued in pursuance of

Instruments made or granted pursuant to this

Resolution] does not exceed 20% of the issued share

capital of the Company [as calculated in accordance

with this Resolution]; [subject to such manner of

calculation as may be prescribed by the Singapore

Exchange Securities Trading Limited [the SGX-ST] for

the purpose of determining the aggregate number of

shares that may be issued under this resolution, the

percentage of issued share capital shall be based on

the issued share capital of the Company at the time

this resolution is passed, after adjusting for: new

shares arising from the conversion or exercise of any

 convertible securities or share options or vesting

of share awards which are outstanding or subsisting

at the time this resolution is passed and any

subsequent consolidation or subdivision of shares; in

 exercising the authority conferred by this

resolution, the Company shall comply with the

provisions of the Listing Manual of the SGX-ST for

the time being in force [unless such compliance has

been waived by SGX-ST] and the Articles of

Association for the time being of the Company; and

[Authority expires the earlier of the conclusion of

the next AGM of the Company or the date by which the

PROPOSAL #9.: Approve, for the purposes of Chapter 9         ISSUER            YES             FOR                  FOR

of the Listing Manual [Chapter 9] of the Singapore

Exchange Securities Trading Limited, for the Company,

 its Subsidiaries and associated Companies that are

entities at risk [as that term is used in Chapter 9],

 or any of them, to enter into any of the

transactions falling within the types of interested

person transactions as specified, provided that such

transactions are made on normal commercial terms and

in accordance with the review procedure for such

interested person transactions; [Authority expires at

 the conclusion of the next AGM of the Company]; and

authorize the Directors and any of them to complete

and do all such acts and things [including executing

all such documents as may be required] as they or he

may consider expedient or necessary or in the

interests of the Company to give effect to the

transactions contemplated and/or authorized by the

IPT Mandate and/or this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHAMBAL FERTILISERS & CHEMICALS LTD

  TICKER:                  N/A                 CUSIP:   Y12916139

  MEETING DATE:      8/20/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited         ISSUER            YES             FOR                  FOR

balance sheet as at 31 MAR 2009, the profit & loss

account for the YE on that date and reports of the

Directors and the Auditors

PROPOSAL #2.: Declare a dividend on equity shares               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Mr. Marco Philippus Ardeshir        ISSUER            YES             FOR                  FOR

 Wadia as a Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Dipankar Basu as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Austen Joseph Anthony            ISSUER            YES             FOR                  FOR

Tauro as a Director, who retires by rotation

PROPOSAL #6.: Appoint M/s. S.R. Batliboi & Co.,                 ISSUER            YES             FOR                  FOR

Chartered Accountants as the Statutory Auditors of

the Company and approve to fix their remuneration

PROPOSAL #7.: Appoint M/s. Singhi & Co., Chartered            ISSUER            YES             FOR                  FOR

Accountants as the Branch Auditors for Shipping

Business of the Company and approve to fix their

remuneration

PROPOSAL #8.: Appoint Mr. Chandra Shekhar Nopany as a        ISSUER            YES             FOR                  FOR

 Director of the Company, liable to retire by rotation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHAMPION REAL ESTATE INVESTMENT TRUST

  TICKER:                  N/A                 CUSIP:   Y1292D109

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to give a mandate to purchase          ISSUER            YES             FOR                  FOR

Units to Eagle Asset Management [CP] Limited, as the

Manager [the REIT Manager] of Champion Real Estate

Investment Trust [Champion REIT], subject to the

Circular to Management Companies of SFC-authorized

Real Estate Investment Trust issued on 31 JAN 2008 by

 the Securities and Futures Commission of Hong Kong

[the SFC] and, the exercise by the REIT Manager

during the Relevant Period [as specified below] of

all powers of the REIT Manager to purchase units

[Units, each a Unit] in Champion REIT on behalf of

Champion REIT on The Stock Exchange of Hong Kong

Limited, subject to and in accordance with the Trust

Deed [as may be amended and supplemented from time to

 time], the Code on Real Estate Investment Trusts

[the REIT Code], the guidelines issued by the

Securities and Futures Commission of Hong Kong from

time to time, applicable rules and regulations, and

the laws of Hong Kong be and the same, not exceeding

10% of the aggregate number of issued Units as at the

 date of passing of this resolution and the authority

 pursuant to this resolution shall be limited

accordingly; [Authority expires the earlier of the

conclusion of the next AGM of the Unitholders

following the passing of this resolution or the

expiration of the period within which the meeting

referred above is required to be held under the Trust

 Deed, the REIT Code or any applicable laws]; and the

 passing of an ordinary resolution by the Unitholders

 in a general meeting revoking or varying the

authority given to the REIT Manager by this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHARLES VOEGELE HOLDING AG, FREIENBACH

  TICKER:                  N/A                 CUSIP:   H1383H117

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, the annual          ISSUER             NO              N/A                  N/A

financial statement and the consolidated financial

statement for the 2009 FY, the report of the

Statutory Auditors

PROPOSAL #2.: Approve the appropriation of the                   ISSUER             NO              N/A                  N/A

balance sheet profit change of the Articles of

PROPOSAL #3.1: Approve the implementation of the                ISSUER             NO              N/A                  N/A

Intermediary-Held Securities Act (BEG)

PROPOSAL #3.2: Approve the creation of authorized              ISSUER             NO              N/A                  N/A

share capital

PROPOSAL #4.: Approve the ratification of the actions        ISSUER             NO              N/A                  N/A

 of the responsible bodies

PROPOSAL #5.1: Re-elect Mr. Alain Caparros as a                 ISSUER             NO              N/A                  N/A

Director

PROPOSAL #5.2: Re-elect Mr. Jan C. Berger as a                   ISSUER             NO              N/A                  N/A

Director

PROPOSAL #5.3: Re-elect Prof. Dr. Peter Littmann as a        ISSUER             NO              N/A                  N/A

 Director

PROPOSAL #5.4: Re-elect Mr. Hans Ziegler as a Director      ISSUER             NO              N/A                  N/A

PROPOSAL #6.: Election of PricewaterhouseCoopers AG,         ISSUER             NO              N/A                  N/A

Zurich as the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHARTER HALL GROUP

  TICKER:                  N/A                 CUSIP:   Q2308A138

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Ratify, for all purposes under the                 ISSUER            YES             FOR                  FOR

Corporations Act and the Listing Rules  in particular

 Listing Rule 7.4 , the issue of 121,272,558 Stapled

Securities to the Macquaire Group under the Macquarie

 Placement as described in the explanatory memorandum

PROPOSAL #2: Ratify, for all purposes under the                 ISSUER            YES             FOR                  FOR

Corporations Act and the Listing Rules  in particular

 Listing Rule 7.4 , the issue of 35,264,778 Stapled

Securities to certain sophisticated and institutional

 investors under the Institutional Placement as

described in the explanatory memorandum

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHARTER INTERNATIONAL PLC

  TICKER:                  N/A                 CUSIP:   G2110V107

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual report and accounts,         ISSUER            YES             FOR                  FOR

the Company's Group consolidated accounts and the

Directors report for the YE 31 DEC 2009

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3: Election of John Neill as a Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #4: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 the Auditors of the Company

PROPOSAL #5: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

remuneration of the Auditors of the Company

PROPOSAL #6: Approve the proposed amendments to the          ISSUER            YES             FOR                  FOR

Charter International PLC Long Term Incentive Plan

PROPOSAL #7: Authorize the Directors to allot shares         ISSUER            YES             FOR                  FOR

and to grant rights to subscribe for or convert any

security into shares in the Company pursuant to

Article of 9

PROPOSAL #S.8: Adopt new Articles of Association                ISSUER            YES             FOR                  FOR

PROPOSAL #S.9: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

equity securities for cash and/or to sell ordinary

shares held as treasury shares for cash as if Article

 10 did not apply

PROPOSAL #S.10: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases pursuant to Article 57 of the Companies

Jersey   Law 1991

PROPOSAL #S.11: Authorize the Directors to call a              ISSUER            YES             FOR                  FOR

general meeting other than an AGM on not less than 14

 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHARTWELL SENIORS HSG REAL  ESTATE TR

  TICKER:                  N/A                 CUSIP:   16140U100

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive the financial statements of          ISSUER             NO              N/A                  N/A

Chartwell for the fiscal period ended 31 DEC 2009 and

 the report of the Auditors thereon

PROPOSAL #1.1: Election of Lise Bastarache as a                 ISSUER            YES             FOR                  FOR

Trustee of Chartwell for the ensuing year

PROPOSAL #1.2: Election of Charles R. Moses as a                ISSUER            YES             FOR                  FOR

Trustee of Chartwell for the ensuing year

PROPOSAL #1.3: Election of Sidney P.H. Robinson as a         ISSUER            YES             FOR                  FOR

Trustee of Chartwell for the ensuing year

PROPOSAL #2.1: Election of Mike Harris as a trustee          ISSUER            YES             FOR                  FOR

of CSH Trust  CSH  for the ensuing year and directing

 the trustees to vote the trust units of CSH held by

Chartwell

PROPOSAL #2.2: Election of Andre Kuzmicki as a                   ISSUER            YES             FOR                  FOR

trustee of CSH Trust  CSH  for the ensuing year and

directing the Trustees  to vote the trust units of

CSH held by Chartwell

PROPOSAL #2.3: Election of Thomas Schwartz as a                 ISSUER            YES             FOR                  FOR

trustee of CSH Trust  CSH  for the ensuing year and

directing the Trustees  to vote the trust units of

CSH held by Chartwell

PROPOSAL #3.1: Election of Lise Bastarache as a                 ISSUER            YES             FOR                  FOR

Director of CMCC  the Directors  for the ensuing year

 and directing the Trustees to vote the common shares

 of CMCC held by Chartwell

PROPOSAL #3.2: Election of W. Brent Binions as a                ISSUER            YES             FOR                  FOR

Director of CMCC  the Directors  for the ensuing year

 and directing the Trustees to vote the common shares

 of CMCC held by Chartwell

PROPOSAL #3.3: Election of Mike Harris as a Director         ISSUER            YES             FOR                  FOR

of CMCC  the Directors  for the ensuing year and

directing the Trustees to vote the common shares of

CMCC held by Chartwell

PROPOSAL #3.4: Election of Andre Kuzmicki as a                   ISSUER            YES             FOR                  FOR

Director of CMCC  the Directors  for the ensuing year

 and directing the Trustees and directing the

Trustees to vote the common shares of CMCC held by

PROPOSAL #3.5: Election of Charles R. Moses as a                ISSUER            YES             FOR                  FOR

Director of CMCC  the Directors  for the ensuing year

 and directing the Trustees to vote the common shares

 of CMCC held by Chartwell

PROPOSAL #3.6: Election of Sidney P.H. Robinson as a         ISSUER            YES             FOR                  FOR

Director of CMCC  the Directors  for the ensuing year

 and directing the Trustees to vote the common shares

 of CMCC held by Chartwell

PROPOSAL #3.7: Election of Thomas Schwartz as a                 ISSUER            YES             FOR                  FOR

Director of CMCC  the Directors  for the ensuing year

 and directing the Trustees to vote the common shares

 of CMCC held by Chartwell

PROPOSAL #4: Re-appointment of KPMG LLP, Chartered            ISSUER            YES             FOR                  FOR

Accountants as the Auditors of Chartwell for the

ensuing year, at a remuneration to be determined by

the Trustees

PROPOSAL #5.1: Amend the Section 13.3 of the                       ISSUER            YES             FOR                  FOR

Declaration of Trust to increase the number of

outstanding Units required to be held by Unitholders

present in person or by proxy at a meeting of

Unitholders to constitute a quorum to 25%

PROPOSAL #5.2: Amend the Section 4.2(g) of the                   ISSUER            YES             FOR                  FOR

Declaration of Trust to provide that a guarantee in

respect of indebtedness of another person must be

unanimously approved by all members of Chartwell's

Investment Committee, provided that the Investment

Committee is comprised solely of independent

Directors, or by a majority of independent Directors

PROPOSAL #5.3: Amend the Section 4.2(l) of the                   ISSUER            YES             FOR                  FOR

Declaration of Trust to provide that Chartwell will

not guarantee indebtedness of another person, except

indebtedness incurred by an entity in which Chartwell

 invests, directly or indirectly, or by an entity

jointly-owned by Chartwell with joint venturers and

operated solely for the purpose of holding a

particular property or properties where such

indebtedness, if granted by Chartwell directly, would

 not cause Chartwell to otherwise contravene the

investment restrictions and operating policies set

out in the Declaration of Trust

PROPOSAL #S.5.4: Amend the Section 4.2 of the                     ISSUER            YES             FOR                  FOR

Declaration of Trust to provide that a guarantee in

respect of indebtedness of another person will

constitute indebtedness only to the extent that it

would appear on the consolidated balance sheet of

Chartwell, and making similar amendments to the sixth

 amended and restated limited partnership agreement

dated 21 MAY 2009  the Partnership Agreement in

respect of Chartwell Master Care Limited Partnership

and to the sixth amended and restated declaration of

trust in respect of CSH dated 21 MAY 2009  the CSH

Trust Declaration

PROPOSAL #6: Approve the resolution  as specified             ISSUER            YES             FOR                  FOR

with respect to certain amendments to the provisions

of Chartwell's Long Term Incentive Plan dated 14 MAY

2003 as amended on 25 MAY 2005, 24 MAY 2006, 22 MAY

2007 and 12 MAR 2009  the LTIP

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHAUCER HOLDINGS PLC

  TICKER:                  N/A                 CUSIP:   G2071N102

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' report and                 ISSUER            YES             FOR                  FOR

financial statements of the Company for the YE 31 DEC

 2009, together with the Independent Auditors' Report

 thereon

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3.: Approve the final dividend of 2.7 pence        ISSUER            YES             FOR                  FOR

 on the ordinary shares to be paid on 28 MAY 2010 to

those shareholders on the register at the close of

business on 07 MAY 2010

PROPOSAL #4.: Re-elect Bruce Bartell as a Director in        ISSUER            YES             FOR                  FOR

 accordance with Article 86 of the Company's Articles

 of Association

PROPOSAL #5.: Re-elect Ken Curtis as a Director in            ISSUER            YES             FOR                  FOR

accordance with Article 86 of the Company's Articles

of Association

PROPOSAL #6.: Re-elect Robert Deutsch as a Director          ISSUER            YES             FOR                  FOR

in accordance with Article 86 of the Company's

Articles of Association

PROPOSAL #7.: Re-appoint Ernst & Young LLP as                     ISSUER            YES             FOR                  FOR

Auditors to hold office from the conclusion of the

meeting to the conclusion of the next meeting at

which accounts are laid before the meeting

PROPOSAL #8.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the remuneration of the Auditors

PROPOSAL #9.: Authorize the Directors, in accordance         ISSUER            YES             FOR                  FOR

with Section 551 of the Companies Act 2006 [CA 2006]

to exercise all the powers of the Company to allot

shares in the Company and to grant rights to

subscribe for, or to convert any security into,

shares in the Company: [a] up to an aggregate nominal

 amount of GBP 45,674,303; and [b] comprising equity

securities [within the meaning of Section 560 CA

2006] up to a further aggregate nominal amount of GBP

 45,674,303 in connection with an offer by way of a

rights issue: [i] to ordinary shareholders in

proportion [as nearly as may be practicable] to their

 existing holdings; and [ii] to holders of other

equity securities as required by the rights of those

securities or as the Directors otherwise consider

necessary, and so that Directors may impose any

limits or restrictions and make any arrangements

which they consider necessary or appropriate to deal

with treasury shares, fractional entitlements, record

 dates, legal, regulatory or practical problems in,

or under the laws of, any territory or the

requirements of any regulatory body or stock exchange

 or any other matter [including any such problems

arising by virtue of equity securities being

represented by depositary receipts], the authorities

conferred on the Directors under paragraphs [a] and

[b] above, [Authority expires at the earlier of the

conclusion of the net AGM of the Company after the

passing of this resolution or 30 June 2011]; the

Company may before such expiry make an offer or

agreement which would or might require shares to be

allotted or rights to subscribe for, or to convert

any security into, shares to be granted after such

expiry and the Directors may allot shares or grant

rights to subscribe for, or to convert any security

Into, shares [as the case may be] in pursuance of

such an offer or agreement as if the authority

PROPOSAL #S.10: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the passing of resolution 9 above and in substitution

 for all subsisting authorities to the extent unused,

 pursuant to Section 570 and Section 573 CA 2006 to

allot equity securities [within the meaning of

Section 560 CA 2006] for cash pursuant to the

authority conferred by resolution 9, as if Section

561[1] CA 2006 did not apply to any such allotment,

provided that this power: [a] shall be limited to the

 allotment of equity securities in connection with an

 offer of equity securities [but in the case of the

authority granted under paragraph [b] of resolution

9, by way of a rights issue only]: [i] to ordinary

shareholders in proportion [as nearly as may be

practicable] to their existing holdings; and [ii] to

holders of other equity securities as required by the

 rights of those securities or as the Directors

otherwise consider necessary, and so that the

Directors may impose any limits or restrictions and

make any arrangements which they consider necessary

or appropriate to deal with any treasury shares,

fractional entitlements, record dates, legal,

regulatory or practical problems in, or under the

laws of, any territory or the requirements of any

regulatory body or stock exchange or any other matter

 [including any such problems arising by virtue of

equity securities being represented by depositary

receipts]; and [b] in the case of the authority

granted under paragraph [a] of resolution 9, shall be

 limited to the allotment [otherwise than under

paragraph [a] of this resolution 10, of equity

securities up to an aggregate nominal amount of GBP

6,851,145, [c] shall apply in relation to a sale of

shares which is an allotment of equity securities by

virtue of Section 560[3] CA 2006 as if in the first

paragraph of this Resolution 10 the words subject to

the passing of resolution 9 above and were omitted,

[Authority expires at the earlier of the conclusion

of the next AGM of the Company after the passing of

this resolution or on 30 June 2011]; the Company may

before such expiry make an offer or agreement which

would or might require equity securities to be

allotted after such expiry and the Directors may

allot equity securities in pursuance of such offer or

PROPOSAL #S.11: Authorize the Directors, pursuant to         ISSUER            YES             FOR                  FOR

and in accordance with Section 701 CA 2006, to make

market purchases [within the meaning of Section

693[4] CA 2006] of ordinary shares of 25 pence each

in the capital of the Company [Ordinary Shares] on

such terms and In such manner as the Directors shall

from time to time determine, provided that: [a] the

maximum aggregate number of Ordinary Shares hereby

authorized to be purchased is 54,809,164; [b] the

minimum price which may be paid for an Ordinary Share

 is its nominal value [exclusive of expenses]; [c]

the maximum price [exclusive of expenses] which may

be paid for an Ordinary Share is an amount equal to

105% of the average of the middle market quotations

of an Ordinary Share [as derived from the London

Stock Exchange Daily Official List] for the five

business days immediately preceding the date on which

 that Ordinary Share is contracted to be purchased;

[Authority expires at the earlier of the conclusion

of the next AGM of the Company following the passing

of this resolution or 30 June 2011]; [e] the Company

may at any time prior to the expiry of such authority

 make a contract or contracts to purchase Ordinary

Shares under such authority which will or might be

completed or executed wholly or partly after the

expiration of such authority and may make a purchase

of Ordinary Shares in pursuance of any such contract

or contracts; and [f] in executing this authority,

the Company may purchase Ordinary Shares using any

currency, including, without limitation, pounds

sterling, US dollars and euros

PROPOSAL #S.12: Approve the general meeting other              ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 clear

days' notice

PROPOSAL #S.13: Approve the Articles of Association          ISSUER            YES             FOR                  FOR

as specified be adopted as the Articles of

Association of the Company in substitution for, and

to the exclusion of, the existing Articles of

PROPOSAL #S.14: Authorize the Directors, the amended         ISSUER            YES             FOR                  FOR

rules of the Chaucer Holdings PLC Approved Share

Option Scheme [the Scheme] produced to the meeting

[initialed by the Chairman for the purpose of

identification] including the deferral of the final

date on which options may be granted under the Scheme

 to 19 MAY 2020 and to do whatever may be necessary

or expedient to carry the amended Scheme into effect

including making such changes as may be necessary to

secure the approval of HM Revenue & Customs under

Schedule 4 to the Income Tax [Earnings and Pensions]

Act 2003

PROPOSAL #S.15: Authorize the Directors, the Chaucer         ISSUER            YES             FOR                  FOR

Performance Share Plan 2010 [the Plan] produced to

the meeting [the main features of which are

summarized in the circular dated 19 APR 2010

containing the notice convening this meeting and the

draft rules of which have been initialed by the

Chairman for the purpose of identification] and to do

 whatever may be necessary or expedient to carry the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHEMRING GROUP PLC, FAREHAM, HEMPSHIRE

  TICKER:                  N/A                 CUSIP:   G20860105

  MEETING DATE:      3/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the financial                       ISSUER            YES             FOR                  FOR

statements and reports of the Directors and Auditors

for the YE 31 OCT 2009

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 OCT 2009

PROPOSAL #3: Approve the payment of a final dividend         ISSUER            YES             FOR                  FOR

of 36p per ordinary share for the YE 31 OCT 2009

PROPOSAL #4: Re-elect The Rt. Hon. Lord Freeman as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5: Re-elect Mr. K. C. Scobie as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-appoint Deloitte LLP as Auditors and         ISSUER            YES             FOR                  FOR

authorize the Directors to fix their remuneration

PROPOSAL #7: Amend the Rules of the Chemring Group            ISSUER            YES             FOR                  FOR

Performance Share Plan

PROPOSAL #8: Authorize the Directors to allot                     ISSUER            YES             FOR                  FOR

relevant securities under Section 551 of the

PROPOSAL #S.9: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

equity securities under Section 570 of the Companies

Act 2006 and sell relevant shares held by the Company

 as treasury shares

PROPOSAL #S.10: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchase of its ordinary shares under Section 701 of

the Companies Act 2006

PROPOSAL #S.11: Adopt the amended Articles of                     ISSUER            YES             FOR                  FOR

Association

PROPOSAL #S.12: Authorize the Company to hold general        ISSUER            YES             FOR                  FOR

 meeting on 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHENG LOONG CORP

  TICKER:                  N/A                 CUSIP:   Y1306D103

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 status of endorsement,                   ISSUER             NO              N/A                  N/A

guarantee and the monetary loans

PROPOSAL #A.3: The status of Joint-Venture in                     ISSUER             NO              N/A                  N/A

People's Republic of China

PROPOSAL #A.4: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #A.5: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.7 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.6.A: Election of Chen Ko Chiu [Shine Far         ISSUER            YES         AGAINST           AGAINST

Construction Co., Ltd. /Shareholder No. 038120] as a

Director

PROPOSAL #B.6.B: Election of Cheng Wen Ming [Shan              ISSUER            YES         AGAINST           AGAINST

Loong Transportation Co., Ltd /Shareholder No.

015145] as a Director

PROPOSAL #B.6.C: Election of Tsai Tong Ho [Wen Jin            ISSUER            YES         AGAINST           AGAINST

Developement Co., Ltd./Shareholder No. 136217] as a

Director

PROPOSAL #B.6.D: Election of Lin Kuo Hung [Shine Far         ISSUER            YES         AGAINST           AGAINST

Co., Ltd. /Shareholder No. 007300] as a Director

PROPOSAL #B.6.E: Election of Ho Shu Fong [Jen Yun              ISSUER            YES         AGAINST           AGAINST

Co., Ltd. /Shareholder No. 206547] as a Director

PROPOSAL #B.6.F: Election of Yu Ching Huei [Sun                 ISSUER            YES         AGAINST           AGAINST

Favorite Co., Ltd. /Shareholder No. 206548] as a

Director

PROPOSAL #B.6.G: Election of Chang Chih Yang [Sun              ISSUER            YES         AGAINST           AGAINST

Favorite Co., Ltd. /Shareholder No. 015520] as a

Supervisor

PROPOSAL #B.6.H: Election of Huang Nien Ching [Ming          ISSUER            YES         AGAINST           AGAINST

Foong Plastic Co., Ltd. / Shareholder No.038999] as a

 Supervisor

PROPOSAL #B.7: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.8: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHENGDE DALU CO LTD

  TICKER:                  N/A                 CUSIP:   Y1306Y107

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #2: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Supervisory Committee

PROPOSAL #3: Approve the 2009 financial report                    ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the 2009 profit distribution              ISSUER            YES             FOR                  FOR

plan as: 1) cash dividend/10 shares (tax included):

CNY 0.0000 2) bonus issue from profit (share/10

shares): none 3) bonus issue from capital reserve

(share/10 shares): none

PROPOSAL #5: Approve the 2009 annual report and its          ISSUER            YES             FOR                  FOR

abstract

PROPOSAL #6: Approve the special statement on matters        ISSUER            YES             FOR                  FOR

 with modified audit opinion

PROPOSAL #7: Approve to change of the newspaper for          ISSUER            YES             FOR                  FOR

overseas information disclosure and amend the

Company's Articles of Association

PROPOSAL #8: Appointment of 2010 Audit firm                         ISSUER            YES             FOR                  FOR

PROPOSAL #9: Approve the rules of procedures                       ISSUER            YES             FOR                  FOR

governing the general meeting of shareholders

PROPOSAL #10: Approve the rules of procedures                     ISSUER            YES             FOR                  FOR

governing the Board meeting

PROPOSAL #11: Approve the rules of procedures                     ISSUER            YES             FOR                  FOR

governing the meetings of the Supervisory Committee

PROPOSAL #12: Approve the Senior Management incentive        ISSUER            YES             FOR                  FOR

 and constraint mechanism

PROPOSAL #13: Approve the connected transaction                 ISSUER            YES             FOR                  FOR

Management system

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHESNARA PLC, PRESTON LANCASHHIRE

  TICKER:                  N/A                 CUSIP:   G20912104

  MEETING DATE:      7/20/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve that the proposed acquisition          ISSUER            YES             FOR                  FOR

by the Company of the entire issued share capital of

Moderna Life on the terms and conditions contained in

 the acquisition agreement dated 16 APR 2009 between

the Company and Moderna Finance AB (Publ) and set out

 in the circular to the Company's Shareholders dated

03 JUL 2009 and with such non-material amendments

thereto as the Directors of the Company may consider

appropriate

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHESNARA PLC, PRESTON LANCASHHIRE

  TICKER:                  N/A                 CUSIP:   G20912104

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the financial                       ISSUER            YES             FOR                  FOR

statements

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report

PROPOSAL #4: Re-elect Mr. Romney                                            ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Mr. Hughes                                            ISSUER            YES             FOR                  FOR

PROPOSAL #6: Appointment of Deloitte LLP as the                 ISSUER            YES             FOR                  FOR

Auditors

PROPOSAL #7: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

Auditors fees

PROPOSAL #8: Grant authority for the political                   ISSUER            YES             FOR                  FOR

donations

PROPOSAL #9: Authorize the Directors to allot shares         ISSUER            YES             FOR                  FOR

up to a specified amount

PROPOSAL #S.10: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

securities for cash without making an offer to

shareholders

PROPOSAL #S.11: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #S.12: Amend the Company's Articles of                 ISSUER            YES             FOR                  FOR

Association

PROPOSAL #S.13: Approve to allow the Company to call         ISSUER            YES             FOR                  FOR

general meetings on not less than 14 days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHIA HSIN CEMENT CORP

  TICKER:                  N/A                 CUSIP:   Y1329H107

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business reports and                       ISSUER             NO              N/A                  N/A

financial statements

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2.A: Approve the 2009 profit distribution        ISSUER            YES             FOR                  FOR

 proposed cash dividend: TWD0.2 per share (propose by

 the Board)

PROPOSAL #B.2.B: Approve the 2009 profit                              ISSUER            YES         AGAINST           AGAINST

distribution: the proposal submitted by shareholders

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings proposed stock dividend: 20

for 1,000 shs held

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans, endorsement and guarantee

PROPOSAL #B.5: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.6: Approve the proposal submitted by                ISSUER            YES         AGAINST           AGAINST

shareholders

PROPOSAL #B.7.1: Election of Yung-Ping Chang                       ISSUER            YES             FOR                  FOR

shareholder no:23 as a Director

PROPOSAL #B.7.2: Election of Nelson An-ping Chang              ISSUER            YES             FOR                  FOR

shareholder no:37 as a Director

PROPOSAL #B.7.3: Election of Tong Yang Chia Hsin Intl        ISSUER            YES             FOR                  FOR

 Corp shareholder no:559 representative: Jason K. L.

Chang as a Director

PROPOSAL #B.7.4: Election of Leslie Cheng-Yun Koo              ISSUER            YES             FOR                  FOR

shareholder no:22445 as a Director

PROPOSAL #B.7.5: Election of Chi-Te Chen shareholder         ISSUER            YES             FOR                  FOR

no:76289 as a Director

PROPOSAL #B.7.6: Election of Tong Yang Chia Hsin Intl        ISSUER            YES             FOR                  FOR

 Corp shareholder no:559 representative: Ching-Chuan

Fu as a Director

PROPOSAL #B.7.7: Election of International Chia Hsin         ISSUER            YES             FOR                  FOR

Corp shareholder no:734 representative: Lishin Wang

as a Director

PROPOSAL #B.7.8: Election of Tong Yang Chia Hsin Intl        ISSUER            YES             FOR                  FOR

 Corp shareholder no:559 representative: Shih-Chu Chi

 as a Director

PROPOSAL #B.7.9: Election of International Chia Hsin         ISSUER            YES             FOR                  FOR

Corp shareholder no:734 representative: Cheng-yu Lin

as a Director

PROPOSAL #B7.10: Election of Chia Hsin Winn                        ISSUER            YES             FOR                  FOR

Corporation shareholder no:56885 as a Supervisor

PROPOSAL #B7.11: Election of Lung-Chih Yeh                          ISSUER            YES             FOR                  FOR

shareholder no:1546 as a Supervisor

PROPOSAL #B.8: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.9: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA AEROSPACE INTERNATIONAL HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Y1373B188

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Audited accounts          ISSUER            YES             FOR                  FOR

of the Company and the reports of the Directors and

the Auditors of the Company for the YE 31 DEC 2009

PROPOSAL #2: Approve the payment of a final dividend         ISSUER            YES             FOR                  FOR

PROPOSAL #3.A.1: Re-election of Mr. Wu Zhuo as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.A.2: Re-election of Mr. Zhao Liqiang as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.A.3: Re-election of Mr. Wu Hongju as a            ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.A.4: Re-election of Mr. Chen Xuechuan as         ISSUER            YES         AGAINST           AGAINST

a Director

PROPOSAL #3.A.5: Re-election of Mr. Li Hongjun as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.A.6: Re-election of Dr. Chan Ching Har,          ISSUER            YES             FOR                  FOR

Eliza as a Director

PROPOSAL #3.A.7: Re-election of Mr. Jin Xuesheng as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.A.8: Re-election of Mr. Chow Chan Lum,            ISSUER            YES             FOR                  FOR

Charles as a Director

PROPOSAL #3.B: Approve the payment of HKD 150,000 to         ISSUER            YES             FOR                  FOR

each of the Directors as Director's fee, and HKD

50,000 to each of the Members of Audit Committee and

HKD 30,000 to each of the Members of remuneration

Committee as remunerations for the YE 31 DEC 2010

PROPOSAL #4: Re-appointment of Messrs. Deloitte                 ISSUER            YES             FOR                  FOR

Touche Tohmatsu as the Auditors of the Company and to

 authorize the Board of Directors to fix their

remuneration

PROPOSAL #5: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to allot, issue and deal with additional shares in

the capital of the Company and to make or grant

offers, agreements and options, including warrants to

 subscribe for shares, which might require the

exercise of such powers be and is hereby generally

and unconditionally approved; to make or grant

offers, agreements and options, including warrants to

 subscribe for shares, which might require the

exercise of such powers after the end of the relevant

 period; the aggregate nominal amount of share

capital allotted or agreed conditionally or

unconditionally to be allotted  whether pursuant to

an option or otherwise  by the Directors of the

Company, otherwise than pursuant to a Rights Issue

as specified  or on the CONTD..

PROPOSAL #6: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

during the relevant period  as hereinafter defined

to repurchase issued shares or any other rights to

subscribe shares in the capital of the Company in

each case on The Stock Exchange of Hong Kong Limited

 the Stock Exchange  or on any other stock exchange

on which the securities of the Company may be listed

and which is recognized by the Securities and Futures

 Commission of Hong Kong and the Stock Exchange for

this purpose, subject to and in accordance with all

applicable laws and/or the requirements of the Stock

Exchange or of any other stock exchange as amended

from time to time, be and is hereby generally and

unconditionally approved; approve the aggregate

nominal amount of share capital CONTD...

PROPOSAL #7: Approve, conditional on the passing of          ISSUER            YES             FOR                  FOR

the Resolution No. 6 as specified, the general

mandate granted to the Directors of the Company and

for the time being in force to exercise the powers of

 the Company to allot, issue and deal with new shares

 pursuant to the Resolution No. 5 as specified

extended by the addition to the aggregate nominal

amount of the share capital of the Company which may

be allotted or agreed conditionally or

unconditionally to be allotted by the Directors of

the Company pursuant to such general mandate of an

amount representing the aggregate nominal amount of

the share capital of the Company repurchased by the

Company under the authority granted pursuant to the

said Resolution No. 6, provided that such extended

amount shall not exceed 10% of the aggregate nominal

amount of the share capital of the Company in issue

as at the date of passing this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA AUTOMATION GROUP LTD

  TICKER:                  N/A                 CUSIP:   G2112N111

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and consider the audited                     ISSUER            YES             FOR                  FOR

financial statements and the Directors' report and

the Independent Auditor's report for the YE 31 DEC

PROPOSAL #2.a: Re-elect Mr. Xuan Rui Guo as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #2.b: Re-elect Mr. Wang Tai-wen as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.c: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the remuneration of the Directors

PROPOSAL #3: Re-appoint the Auditors and authorize            ISSUER            YES             FOR                  FOR

the Board of Directors to fix the remuneration of the

 Auditors

PROPOSAL #4: Approve to give a general mandate to the        ISSUER            YES             FOR                  FOR

 Directors to repurchase shares of the Company

PROPOSAL #5: Approve to give a general mandate to the        ISSUER            YES             FOR                  FOR

 Directors to issue new shares of the Company

PROPOSAL #6: Approve to extend the general mandate to        ISSUER            YES             FOR                  FOR

 be given to the Directors to issue new shares

PROPOSAL #7: Approve the refreshment of the Scheme            ISSUER            YES             FOR                  FOR

Mandate Limit

PROPOSAL #8: Approve the payment of a dividend of 5.0        ISSUER            YES             FOR                  FOR

 HK cents per share from the share premium account of

 the Company in respect of the YE 31 DEC 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA BILLS FINANCE CORP

  TICKER:                  N/A                 CUSIP:   Y1391N107

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.86 per share

PROPOSAL #B.3: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA CHENGTONG DEVELOPMENT GROUP LTD

  TICKER:                  N/A                 CUSIP:   Y6704M100

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 of the Company and the Company's Auditors for the YE

 31 DEC 2009

PROPOSAL #2.A: Re-elect Mr. Wang Hongxin as an                   ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #2.B: Re-elect Mr. Wang Tianlin as an                   ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #2.C: Re-elect Mr. Kwong Che Keung, Gordon          ISSUER            YES             FOR                  FOR

as an Independent Non-Executive Director of the

PROPOSAL #2.D: Re-elect Mr. Tsui Yiu Wa, Alec as an          ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company

PROPOSAL #2.E: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to fix the remuneration of Directors of

the Company

PROPOSAL #3: Re-appoint the Company's Auditor and              ISSUER            YES             FOR                  FOR

authorize the Board of Directors of the Company to

fix their remuneration

PROPOSAL #4: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to allot, issue and otherwise deal with the Company's

 shares

PROPOSAL #5: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to purchase the Company's shares

PROPOSAL #6: Approve to add the nominal amount of the        ISSUER            YES             FOR                  FOR

 shares in the Company purchased by the Company to

the mandate granted to the Directors of the Company

under Resolution 4 above

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA DAYE NON-FERROUS METALS MINING LTD

  TICKER:                  N/A                 CUSIP:   G2125C102

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the ordinary                   ISSUER            YES             FOR                  FOR

Resolution set out in the Notice of SGM dated 07 JUN

2010, namely: the entering into of the agreement

dated 03 MAY 2010 [Agreement] between China National

Information Resources Holdings Ltd. [CNIR] and Daye

Nonferrous Metals Ltd. [Daye Nonferrous] and approve

the proposed aggregate annual caps for the purchases

of metal minerals by Daye Nonferrous from CNIR under

the Agreement for each of the three periods: (1) from

 the date on which all conditions precedent in the

Agreement have been fulfilled [the Effective Date] to

 31 DEC 2010; (2) from 01 JAN 2011 to 31 DEC 2011;

and (3) from 01 JAN 2012 to 31 DEC 2012 being RMB

350,000,000, RMB 700,000,000 and RMB 500,000,000

[equivalent to approximately HKD 399,000,000, HKD

798,000,000 and HKD 570,000,000] respectively; and

(ii) the proposed aggregate annual caps for the

purchases of metal minerals by CNIR from Daye

Nonferrous under the Agreement for each of the 3

periods: (1) from the Effective Date to 31 DEC 2010;

(2) from 01 JAN 2011 to 31 DEC 2011; and (3) from 01

JAN 2012 to 31 DEC 2012 being RMB 100,000,000, RMB

150,000,000 and RMB 150,000,000 [equivalent to

approximately HKD 114,000,000, HKD 171,000,000 and

HKD 171,000,000] respectively

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA DONGXIANG (GROUP) CO LTD

  TICKER:                  N/A                 CUSIP:   G2112Y109

  MEETING DATE:      9/25/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the execution of the        ISSUER            YES             FOR                  FOR

 agreement [the ''Cooperation Agreement''] entered

into between [Shanghai Gabanna Sporting Goods Co.,

Limited] [''Shanghai Gabanna''] and Mr. Chen Yiliang,

 Mr. Chen Yiyong, Mr. Chen Yizhong, [Dong Gan Jing Ji

 Company Limited] and [Dong Gan Jiu Liu Sportswear

Company Limited] on 24 AUG 2009, pursuant to which,

among others, Shanghai Gabanna agreed to subscribe

for 30% equity interest in the joint venture Company,

 namely [Shanghai Yi Bo Tu Li Company Limited], [as

specified], the terms thereof, the execution and

delivery thereof by the Company and the performance

and implementation of the transactions contemplated

thereunder; and authorize any 1 Director of the

Company for and on behalf of the Company to do all

acts and things and to approve, execute and deliver

all notices, documents, instruments or agreements as

may be necessary, desirable or expedient to carry out

 to give effect to any or all transactions

contemplated under the Cooperation Agreement and the

New Framework Agreement and to agree such variations,

 amendments or waivers thereof as are, in the opinion

 of such Director, in the interests of the Company,

if the use of common seal is required under the

Cooperation Agreement and the New Framework

Agreement, any two Directors or any one Director and

the Company secretary of the Company are authorized

to sign and use the common seal

PROPOSAL #2.: Approve the New Framework Agreement to         ISSUER            YES             FOR                  FOR

be entered into between the Company, [Dong Gan Jing

Ji Company Limited] and [Han Bo Jia Ye [Beijing]

Company Limited], [as specified], the terms thereof,

the execution and delivery thereof by the Company and

 the performance and implementation of the

transactions contemplated thereunder; and authorize

any 1 Director of the Company for and on behalf of

the Company to do all acts and things and to approve,

 execute and deliver all notices, documents,

instruments or agreements as may be necessary,

desirable or expedient to carry out to give effect to

 any or all transactions contemplated under the

Cooperation Agreement and the New Framework Agreement

 and to agree such variations, amendments or waivers

thereof as are, in the opinion of such Director, in

the interests of the Company, if the use of common

seal is required under the Cooperation Agreement and

the New Framework Agreement, any two Directors or any

 one Director and the Company secretary of the

Company are authorized to sign and use the common seal

PROPOSAL #3.: Approve the annual caps of the Company         ISSUER            YES             FOR                  FOR

under the New Framework Agreement in the amount of

RMB 455,000,000, RMB 591,000,000 and RMB 769,000,000

for the 3 years ending 31 DEC 2010, 2011 and 2012;

and authorize any 1 Director of the Company for and

on behalf of the Company to do all acts and things

and to approve, execute and deliver all notices,

documents, instruments or agreements as may be

necessary, desirable or expedient to carry out to

give effect to any or all transactions contemplated

under the Cooperation Agreement and the New Framework

 Agreement and to agree such variations, amendments

or waivers thereof as are, in the opinion of such

Director, in the interests of the Company, if the use

 of common seal is required under the Cooperation

Agreement and the New Framework Agreement, any two

Directors or any one Director and the Company

secretary of the Company are authorized to sign and

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA EVERBRIGHT INTERNATIONAL LTD

  TICKER:                  N/A                 CUSIP:   Y14226107

  MEETING DATE:      12/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the continuing connected                   ISSUER            YES             FOR                  FOR

transactions contemplated under the Waste Water

Treatment Agreement, together with the proposed Waste

 Water Treatment Annual Caps for the 3 years ending

31 DEC 2012

PROPOSAL #2.: Approve the continuing connected                   ISSUER            YES             FOR                  FOR

transactions contemplated under the Operation and

Maintenance Agreement, together with the proposed

Operation and Maintenance Annual Caps for the 3 years

 ending 31 DEC 2012

PROPOSAL #3.: Approve the revised cap for the                     ISSUER            YES             FOR                  FOR

continuing connected transactions contemplated under

each of the Waste Water Treatment Agreement and the

Operation Maintenance Agreement for the YE 31 DEC 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA EVERBRIGHT INTERNATIONAL LTD

  TICKER:                  N/A                 CUSIP:   Y14226107

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 and report of the Directors and Independent

Auditor's report for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3AI: Re-elect Mr. Wang Tianyi as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3AII: Re-elect Mr. Fan Yan Hok, Philip as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3AIII: Re-elect Sir David Akers-Jones as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3AIV: Re-elect Mr. Li Kwok Sing, Aubrey as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3AV: Re-elect Mr. Mar Selwyn as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3B: Authorize the Board of Directors to fix        ISSUER            YES             FOR                  FOR

 the remuneration of the Directors

PROPOSAL #4: Re-appoint the Auditors and authorize            ISSUER            YES             FOR                  FOR

the Board of Directors to fix the remuneration of the

 Auditors

PROPOSAL #5I: Authorize the Directors to allot, issue        ISSUER            YES             FOR                  FOR

 and deal with additional shares in the capital of

the Company or securities convertible into shares or

options, warrants or similar rights to subscribe for

shares and make or grant offers, agreements and

options during and after the relevant period, not

exceeding 20% of the aggregate nominal amount of the

issued share capital of the Company, otherwise than

pursuant to i) a rights issue; or ii) the exercise of

 subscription or conversion rights attached to any

warrants or securities; or iii) any scrip dividend or

 similar arrangement;  Authority expires the earlier

of the conclusion of the next AGM or the expiration

of the period within which the next AGM is required

by the Articles of Association of the Company and the

 applicable laws of Hong Kong to be held

PROPOSAL #5II: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to repurchase shares of the Company during the

relevant period, on The Stock Exchange of Hong Kong

Limited or any other stock exchange on which the

shares of the Company have been or may be listed and

recognized by the Securities and Futures Commission

under the Hong Kong Code on share repurchases for

such purposes, subject to and in accordance with all

applicable laws and regulations, at such price as the

 Directors may at their discretion determine in

accordance with all applicable laws and regulations,

not exceeding 10% of the aggregate nominal amount of

the issued share capital of the Company;  Authority

expires the earlier of the conclusion of the next AGM

 or the expiration of the period within which the

next AGM is required by the Articles of Association

of the Company and the applicable laws of Hong Kong

PROPOSAL #5III: Approve to extend the general mandate        ISSUER            YES             FOR                  FOR

 granted to the Directors of the Company to allot

shares and to make or grant offers, agreements and

options pursuant to Resolution 5.I, by an amount

representing the aggregate nominal amount of the

share capital repurchased by the Company pursuant to

Resolution 5.II, provided that such amount does not

exceed 10% of the aggregate nominal amount of the

issued share capital of the Company at the date of

passing this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA FISHERY GROUP LTD

  TICKER:                  N/A                 CUSIP:   G21100121

  MEETING DATE:      1/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report        ISSUER            YES             FOR                  FOR

 and the audited accounts of the Company for the

period ended 28 SEP 2009 together with the Auditors'

report thereon

PROPOSAL #2.: Declare a first and final dividend of          ISSUER            YES             FOR                  FOR

4.20 Singapore cents per ordinary share [tax not

applicable] for the period ended 28 SEP 2009

PROPOSAL #3.: Re-elect Mr. Ng Joo Siang as a                       ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Article 107 of the

Company's Article of Association

PROPOSAL #4.: Re-elect Mr. Sung Yu Ching as a                     ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Article 107 of the

Company's Article of Association

PROPOSAL #5.: Re-elect Mr. Chan Tak Hei as a                       ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Article 107 of the

Company's Article of Association

PROPOSAL #6.: Approve the payment of the Directors            ISSUER            YES             FOR                  FOR

fees of HKD 720,000 [equivalent to USD 92,308 or SGD

128,059] for the YE 28 SEP 2010, payable monthly in

arrears [9 month period ended 28 SEP 2009: HKD

540,000 [equivalent to USD 69,231 or SGD 99,900]

PROPOSAL #7.: Re-appoint Deloitte and Touche LLP as          ISSUER            YES             FOR                  FOR

the Company's Auditors and authorize the Directors to

 fix their remuneration

PROPOSAL #8.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 pursuant to Rule 806 of the Listing Manual of the

Singapore Exchange Securities Trading Limited [SGX-

ST], to issue shares [Shares] whether by way of

rights, bonus or otherwise, and/or make or grant

offers, agreements or options [collectively,

Instruments] that might or would require Shares to be

 issued, including but not limited to the creation

and issue of [as well as adjustments to] warrants,

debentures or other instruments convertible into

Shares at any time and upon such terms and conditions

 and to such persons as the Directors may, in their

absolute discretion, deem fit provided that: a) the

aggregate number of Shares [including Shares to be

issued in pursuance of Instruments made or granted

pursuant to this resolution] does not exceed 50% of

the total number of issued Shares in the capital of

the Company at the time of the passing of this

resolution, of which the aggregate number of shares

and convertible securities to be issued other than on

 a pro rata basis to all shareholders of the Company

shall not exceed 20% of the total number of issued

Shares in the capital of the Company; b) for the

purpose of determining the aggregate number of Shares

 that may be issued under sub-Paragraph [a] above,

the total number of issued Shares shall be based on

the total number of issued Shares of the Company as

at the date of the passing of this resolution, after

adjusting for; [i] new Shares arising from the

conversion or exercise of convertible securities;

[ii] new Shares arising from exercise share options

or vesting of share awards outstanding or subsisting

at the time this resolution is passed; and [iii] any

subsequent bonus issue, consolidation or subdivision

of Shares; [Authority expires until the conclusion of

 the Company's next AGM or the date by which the next

 AGM of the Company is required by Law to be held,

whichever is earlier or in the case of Shares to be

issued in accordance with the terms of convertible

securities issued, made or granted pursuant to this

resolution, until the issuance of such Shares in

accordance with the terms of such convertible

securities]; d) 50% limit in Sub-Paragraph [a] above

may be increased to 100% for issues of Shares and/or

Instruments by way of a renounceable rights issue

where shareholders of the Company are entitled to

participate in the same on a pro-rata basis

PROPOSAL #9.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 subject to and conditional upon the passing of

Ordinary Resolution 8, to issue, other than on a than

 on a pro-rata basis to shareholders of the Company,

shares (excluding convertible securities), at any

issue price for each share which shall be determined

by the Directors of the Company in their absolute

discretion provided that such price does not exceed

20% of the weighted average price of a share for

traded done on the SGX-ST(as determined in accordance

 with requirements of SGX-ST); [Authority expires the

 earlier of the conclusion of the next AGM of the

Company or the date by which the next AGM of the

Company is required by Law to be held]

PROPOSAL #10.: Authorize the Directors of the                     ISSUER            YES         AGAINST           AGAINST

Company, to allot and issue from time to time such

number of fully-paid shares in the Company as may be

required to be issued, pursuant to the vesting of the

 awards under CFGL Share Awards Scheme (the Scheme),

provided that the aggregate number of new shares

issued pursuant to the scheme, not exceeding 10% of

the total number of issued shares capital of the

Company as at the date of approval of the scheme by

the shareholders and the scheme and any other share

scheme which the Company may have in place, does not

exceed 15% of the total number of issued shares in

the capital pf the Company from time to time

PROPOSAL #11.: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, to allot and issue from time to time such

number of fully-paid shares in the Company as may be

required to be allotted and issued pursuant to the

China Fishery Group Limited Scrip Dividend Scheme

(Scrip Dividend Scheme)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA FISHERY GROUP LTD

  TICKER:                  N/A                 CUSIP:   G21100121

  MEETING DATE:      1/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize the Company and its                          ISSUER            YES             FOR                  FOR

subsidiaries or any of them, for the purposes of

Chapter 9 of the Listing Manual of the Singapore

Exchange Securities Trading Limited, to enter into,

amend and/or renew any of the transactions falling

within the types of Interested Person Transactions

set out in the Company's Circular to Shareholders

dated 30 DEC 2009  IPT Mandate ; Authority expires

until the next AGM of the Company ; and authorize the

 Directors of the Company and/or any of them to

complete and do all such acts and things  including

executing all such documents as may be required  as

they and/or he may consider expedient or necessary or

 in the interests of the Company to give effect to

the IPT Mandate and/or this Resolution

PROPOSAL #2: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

for the purpose of the Listing Manual of the

Singapore Exchange Securities Trading Limited  the

SGX-ST  and subject to the Companies Law Chapter 22

Law 3 of 1961, as consolidated and revised of Cayman

Islands  the Cayman Companies Law , to purchase or

acquire issued ordinary shares fully paid in the

capital of the Company  'Shares' not exceeding in

aggregate the Prescribed Limit  number of shares

issued representing 10% of the issued ordinary shares

 capital of the Company as at the date of the passing

 of this Resolution unless the Company has effected a

 reduction of its share capital in accordance with

the applicable provisions of the Cayman Companies

Law, at any time during the relevant period, in which

 event the issued ordinary share capital of the

Company shall be taken to be CONTD..

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA GAS HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G2109G103

  MEETING DATE:      8/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                     ISSUER            YES             FOR                  FOR

consolidated financial statements and the reports of

the Directors and of the Auditors for the YE 31 MAR

2009

PROPOSAL #2.: Declare a final dividend of HKD0.014            ISSUER            YES             FOR                  FOR

per share FYE 31 MAR 2009

PROPOSAL #3.a.1: Re-elect Mr. Ma Jin Long as a                   ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #3.a.2: Re-elect Dr. Mao Er Wan as a                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.a.3: Re-elect Mr. Joe Yamagata as a                 ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.a.4: Re-elect Mr. R.K. Goel as a Director        ISSUER            YES         AGAINST           AGAINST

 of the Company

PROPOSAL #3.a.5: Re-elect Mr. William Rackets as a            ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.b: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to fix the Directors' remuneration

PROPOSAL #4.: Re-appoint the Auditors of the Company         ISSUER            YES             FOR                  FOR

and to authorize the Board of Directors of the

Company to fix the Auditors' remuneration

PROPOSAL #5.: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

to repurchase shares of the Company during the

relevant period, on the Stock Exchange of Hong Kong

Limited [Stock Exchange] or any other stock exchange

recognized, by the Securities and Futures Commission

and the Stock Exchange, subject to and in accordance

with all applicable laws and requirements, not

exceeding 10% of the aggregate nominal amount of the

share capital of the Company in issue at the date of

passing this resolution [Authority expires the

earlier of the conclusion of the next AGM of the

Company or the expiration of the period within which

the next AGM of the Company is required by laws to be

PROPOSAL #6.: Authorize the Directors of the Company         ISSUER            YES         AGAINST           AGAINST

to allot, issue and deal with additional shares in

the share capital of the Company and to make or grant

 offers, agreements and options during and after the

relevant period, not exceeding the aggregate of: i]

20% of the nominal amount of the share capital of the

 Company in issue; plus ii] in addition, subject to

the passing of Resolution 7, all those number of

shares which may be purchased by the Company pursuant

 to the general mandate granted under Resolution 5,

otherwise than pursuant to: i] a rights issue; ii] an

 issue of shares upon the exercise of subscription

rights or conversion rights under any warrants of the

 Company and any securities of the Company which are

convertible into shares of the Company; iii] an issue

 of shares as scrip dividends pursuant to the Bye-

Laws of the Company from time to time; or iv] an

issue of shares under any Share Option Scheme or

similar arrangement adopted for the grant or issue to

 employees or Directors of the Company and/or any of

its subsidiaries of shares in the capital of the

Company; [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required by laws to be held]

PROPOSAL #7.: Approve, conditional upon the passing          ISSUER            YES         AGAINST           AGAINST

of Resolutions 5 and 6, the aggregate nominal amount

of the shares which are repurchased by the Company

pursuant to and in accordance with Resolution 5 be

added to the aggregate nominal amount of the shares

which may be allotted or agreed conditionally or

unconditionally to be allotted by the Directors of

the Company pursuant to and in accordance with

Resolution 6, provided that such additional amount

shall not exceed 10% of the aggregate nominal amount

of the share capital of the Company in issue at the

date of passing this resolution

PROPOSAL #S.8.A: Amend the Bye-laws of the Company in        ISSUER            YES             FOR                  FOR

 the following manner: Bye-law 1, 2, 10, 44, 59, 66,

67, 68, 69, 70, 73, 75[1], 81, 82, 84[2], 115, 127,

157 as specified

PROPOSAL #S.8.B: Approve and adopt the new Bye-laws          ISSUER            YES             FOR                  FOR

of the Company, as specified, which consolidates all

of the proposed amendments referred to in resolution

8A and all previous amendments made pursuant to

resolutions passed by the shareholders of the Company

 at general meetings, as the new Bye-laws of the

Company in substitution for and to the exclusion of

the existing Bye-laws of the Company with immediate

effect

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA GAS HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G2109G103

  MEETING DATE:      8/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.A: Authorize the Directors [the                        ISSUER            YES         AGAINST           AGAINST

Directors] of the Company to grant Mr. Li Xiao Yun

share options [the Options] to subscribe 5,000,000

ordinary shares [each a Share] of HKD 0.01 each in

the capital of the Company at the subscription price

of HKD 2.10 per Share subject to such conditions [if

any] on the exercise of the Options as stipulated in

the offer letter issued pursuant to the share option

scheme [the Share Option Scheme] adopted by the

Company on 06 FEB 2003

PROPOSAL #1.B: Authorize the Directors to grant Mr.          ISSUER            YES         AGAINST           AGAINST

Zhu Wei Wei Options to subscribe 4,000,000 Shares at

the subscription price of HKD 2.10 per Share subject

to such conditions [if any] on the exercise of the

Options as stipulated in the offer letter issued

pursuant to the Share Option Scheme

PROPOSAL #1.C: Authorize the Directors to grant Mr.          ISSUER            YES         AGAINST           AGAINST

Ma Jin Long Options to subscribe 4,000,000 Shares at

the subscription price of HKD 2.10 per Share subject

to such conditions [if any] on the exercise of the

Options as stipulated in the offer letter issued

pursuant to the Share Option Scheme

PROPOSAL #1.D: Authorize the Directors to grant Mr.          ISSUER            YES         AGAINST           AGAINST

Feng Zhou Zhi Options to subscribe 3,000,000 Shares

at the subscription price of HKD 2.10 per Share

subject to such conditions [if any] on the exercise

of the Options as stipulated in the offer letter

issued pursuant to the Share Option Scheme

PROPOSAL #1.E: Authorize the Directors to grant Mr.          ISSUER            YES         AGAINST           AGAINST

Joe Yamagata Options to subscribe 3,000,000 Shares at

 the subscription price of HKD 2.10 per Share subject

 to such conditions [if any] on the exercise of the

Options as stipulated in the offer letter issued

pursuant to the Share Option Scheme

PROPOSAL #1.F: Authorize the Directors to grant Mr.          ISSUER            YES         AGAINST           AGAINST

R.K. Goel Options to subscribe 3,000,000 Shares at

the subscription price of HKD 2.10 per Share subject

to such conditions [if any] on the exercise of the

Options as stipulated in the offer letter issued

pursuant to the Share Option Scheme

PROPOSAL #1.G: Authorize the Directors to grant Mr.          ISSUER            YES         AGAINST           AGAINST

Kim Joong Ho Options to subscribe 3,000,000 Shares at

 the subscription price of HKD 2.10 per Share subject

 to such conditions [if any] on the exercise of the

Options as stipulated in the offer letter issued

pursuant to the Share Option Scheme

PROPOSAL #1.H: Authorize the Directors to grant Mr.          ISSUER            YES         AGAINST           AGAINST

William Rackets Options to subscribe 3,000,000 Shares

 at the subscription price of HKD 2.10 per Share

subject to such conditions [if any] on the exercise

of the Options as stipulated in the offer letter

issued pursuant to the Share Option Scheme

PROPOSAL #1.I: Authorize the Directors to grant Mr.          ISSUER            YES         AGAINST           AGAINST

Zhao Yu Hua Options to subscribe 3,000,000 Shares at

the subscription price of HKD 2.10 per Share subject

to such conditions [if any] on the exercise of the

Options as stipulated in the offer letter issued

pursuant to the Share Option Scheme

PROPOSAL #1.J: Authorize the Directors to grant Dr.          ISSUER            YES         AGAINST           AGAINST

Mao Er Wan Options to subscribe 3,000,000 Shares at

the subscription price of HKD 2.10 per Share subject

to such conditions [if any] on the exercise of the

Options as stipulated in the offer letter issued

pursuant to the Share Option Scheme

PROPOSAL #1.K: Authorize the Directors to grant Ms.          ISSUER            YES         AGAINST           AGAINST

Wong Sin Yue, Cynthia Options to subscribe 3,000,000

Shares at the subscription price of HKD 2.10 per

Share subject to such conditions [if any] on the

exercise of the Options as stipulated in the offer

letter issued pursuant to the Share Option Scheme

PROPOSAL #1.L: Authorize the Directors to grant Mr.          ISSUER            YES         AGAINST           AGAINST

Xu Ying Options to subscribe 100,000,000 Shares at

the subscription price of HKD 2.10 per Share subject

to such conditions [if any] on the exercise of the

Options as stipulated in the offer letter issued

pursuant to the Share Option Scheme

PROPOSAL #1.M: Authorize the Directors to grant Mr.          ISSUER            YES         AGAINST           AGAINST

Liu Ming Hui Options to subscribe 100,000,000 Shares

at the subscription price of HKD 2.10 per Share

subject to such conditions [if any] on the exercise

of the Options as stipulated in the offer letter

issued pursuant to the Share Option Scheme

PROPOSAL #1.N: Authorize the Directors to grant Mr.          ISSUER            YES         AGAINST           AGAINST

Huang Yong Options to subscribe 100,000,000 Shares at

 the subscription price of HKD 2.10 per Share subject

 to such conditions [if any] on the exercise of the

Options as stipulated in the offer letter issued

pursuant to the Share Option Scheme

PROPOSAL #1.O: Authorize the Directors or a duly                ISSUER            YES         AGAINST           AGAINST

authorized Committee thereof to do any act or things

to sign, seal, execute and/or deliver any documents

for and on behalf of the Company as may be necessary,

 desirable or expedient in connection with the grant

of the Options

PROPOSAL #2.: Approve the refreshment [the Proposed          ISSUER            YES         AGAINST           AGAINST

Refreshment] of the total number of Shares which may

be issued upon the exercise of Option to be granted

under the Share Option Scheme to up to 1.41 % of the

Shares in issue as at the date of passing of this

resolution and authorize any 1 or more of the

Directors to take all such acts and things and

execute all such documents, including under seal

where applicable, as he/she/they consider[s]

necessary or expedient in his/her/their opinion to

implement and/or give effect to the Proposed

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA GRAND FORESTRY GREEN RESOURCES GROUP LTD

  TICKER:                  N/A                 CUSIP:   G2112U107

  MEETING DATE:      9/16/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                     ISSUER            YES             FOR                  FOR

consolidated financial statements and the reports of

the Directors and the Auditors for the YE 31 MAR 2009

PROPOSAL #2.a: Re-elect Mr. Ng Leung Ho as an                     ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #2.b: Re-elect Ms. Lee Ming Hin as an                   ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #2.c: Re-elect Mr. Cheng Shouheng as an                ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #2.d: Re-elect Mr. Sun Yan as an Executive          ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #2.e: Re-elect Mr. Pang Chun Kit as an                 ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #2.f: Re-elect Mr. Lo Cheung Kin as an                 ISSUER            YES             FOR                  FOR

Independent Non-executive Director of the Company

PROPOSAL #2.g: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Directors' remuneration

PROPOSAL #3.: Re-appoint BDO Limited as the Auditors         ISSUER            YES             FOR                  FOR

of the Company and authorize the Board of Directors

to fix their remuneration

PROPOSAL #4.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 pursuant to the Rules Governing the Listing of

Securities on The Stock Exchange of Hong Kong Limited

 [Stock Exchange], to allot, issue and deal with

additional shares of HKD 0.10 each in the capital of

the Company or securities convertible into shares of

the Company or options warrants or similar rights to

subscribe for any shares in the Company, and to make

or grant offers, agreements and options during and

after the relevant period, not exceeding the

aggregate of aa) 20% of the aggregate nominal amount

of the issued share capital of the Company, and bb)

[if the Directors of the Company are so authorized by

 a separate ordinary resolution of the shareholders

of the Company] the nominal amount of any share

capital of the Company repurchased by the Company

subsequent to the passing of this resolution [up to a

 maximum equivalent of 10% of the aggregate nominal

amount of the issued share capital of the Company],

otherwise than pursuant to: i) a rights issue; or ii)

 the exercise of any options granted under the share

option schemes of the Company; or iii) any scrip

dividend or similar arrangements providing for the

allotment of shares in lieu of the whole or part of a

 dividend on shares of the Company in accordance with

 the bye-laws of the Company in force from time to

time; or iv) any issue of shares in the Company upon

the exercise of rights of subscription or conversion;

 [Authority expires the earlier of the conclusion of

the next AGM of the Company or the expiration of the

period within which the next AGM of the Company is

required by the bye-laws of the Company, the

Companies Act 1981 of Bermuda [the Companies Act] or

any other applicable law of Bermuda to be held]

PROPOSAL #5.: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR
to repurchase its shares, subject to and in

accordance with all applicable laws in this regard

during the relevant period, not exceeding the 10% of

the aggregate nominal amount of the issued share

capital of the Company as at the date of the passing

of this resolution and the authority pursuant to this

 resolution shall be limited accordingly; [Authority

expires the earlier of the conclusion of the next AGM

 of the Company or the expiration of the period

within which the next AGM of the Company is required

by the Bye-Laws of the Company, the Companies Act or

any other applicable law of Bermuda to be held]

PROPOSAL #6.: Approve, subject to the passing of                ISSUER            YES         AGAINST           AGAINST

Resolution 4 and 5, to extend the general mandate

granted to the Directors of the Company to exercise

the powers of the Company to allot, issue and deal

with unissued shares of the Company pursuant to

Resolution 4, by the addition thereto of an amount

representing the aggregate nominal amount of the

share capital of the Company repurchased by the

Company subsequent to the passing of this resolution,

 provided that such amount not exceeding 10% of the

aggregate nominal amount of the shares of the Company

 in issue as at the date of the passing of this

PROPOSAL #7.: Approve, subject to and conditional              ISSUER            YES         AGAINST           AGAINST

upon the Listing Committee of The Stock Exchange of

Hong Kong Limited granting the listing of, to deal

in, the shares of HKD 0.1 each in the share capital

of the Company [representing a maximum of 10% of the

shares in issue as at the date of passing this

resolution] to be issued pursuant to the exercise of

options which may be granted under the share option

scheme adopted by the Company on 23 NOV 2001 [the

Share Option Scheme] and any other share option

schemes of the Company, the refreshment of the scheme

 limit on grant of options under the Share Option

Scheme and any other share option schemes of the

Company up to 10% of the shares in issue as at the

date of passing this Resolution [the Refreshed Scheme

 Limit] and authorize any Director of the Company to

do such act and execute such document to effect the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA GRAND FORESTRY GREEN RESOURCES GROUP LTD

  TICKER:                  N/A                 CUSIP:   G2112U107

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.A: Approve and ratify the agreement  the         ISSUER            YES             FOR                  FOR

Disposal Agreement  dated 12 FEB 2010 entered into

between the Company and Forcemade Investments Limited

 relating to the sale and purchase of the Disposal

Assets  as defined in the circular dated 12 MAR 2010

issued to shareholders of the Company  and the

transactions contemplated thereunder;

PROPOSAL #1.B: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to do all Acts and execute all documents they

consider necessary or expedient to give effect to the

 transactions contemplated under the Disposal

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA GRAND FORESTRY GREEN RESOURCES GROUP LTD

  TICKER:                  N/A                 CUSIP:   G2112U107

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company         ISSUER            YES         AGAINST           AGAINST

[the Directors], pursuant to the Rules Governing the

Listing of Securities on The Stock Exchange of Hong

Kong Limited [Stock Exchange], to allot, issue and

deal with additional shares of HKD 0.10 each in the

capital of the Company or securities convertible into

 shares of the Company or options warrants or similar

 rights to subscribe for any shares in the Company,

and to make or grant offers, agreements and options,

as approved by the shareholders of the Company at the

 annual general meeting held on 16 SEP 2009, during

and after the relevant period, otherwise than

pursuant to [i] a Rights Issue [as hereinafter

defined]; or [ii] the exercise of any options granted

 under the share option scheme of the Company; or

[iii] any scrip dividend or similar arrangements

providing for the allotment of shares in lieu of the

whole or part of a dividend on shares of the Company

in accordance with the bye-laws of the Company in

force from time to time; or [iv] any issue of shares

upon the exercise of rights of subscription or

conversion under the terms of any warrants of the

Company or any securities which are convertible into

shares of the Company, shall not exceed the aggregate

 of: [i] 20% of the aggregate nominal amount of the

share capital of the Company in issue as at the date

of the passing of this resolution; and [ii] [if the

Directors of the Company are so authorised by a

separate ordinary resolution of the shareholders of

the Company] the nominal amount of any share capital

of the Company repurchased by the Company subsequent

to the passing of this resolution [up to a maximum

equivalent to 10% of the aggregate nominal amount of

the share capital of the Company in issue as at the

date of the passing of this resolution] and the

authority pursuant to Paragraph [b] of this

resolution shall be limited accordingly; and

[Authority expires the earlier of the conclusion of

the next AGM of the Company or the expiration of the

period within which the next AGM of the Company is

required by the bye-laws of the Company, the

Companies Act 1981 of Bermuda [the Companies Act] or

PROPOSAL #2.: Approve, conditional upon The Stock              ISSUER            YES         AGAINST           AGAINST

Exchange of the Hong Kong Limited granting the

listing of and permission to deal in the shares of

HKD 0.1 each in the share capital of the Company

[representing a maximum of 10% of the shares in issue

 as at the date of passing this resolution] to be

issued pursuant to the exercise of options which may

be granted under the Share Option Scheme adopted by

the Company on 23 NOV 2001 [the Share Option Scheme],

 the refreshment of the existing scheme mandate limit

 in respect of the granting of options to subscribe

for shares under the Share Option Scheme up to 10% of

 the shares in issue as at the date of passing this

resolution and authorize any Directors of the Company

 to exercise all the powers of the Company to allot,

issue and deal with shares of the Company and execute

 such documents to effect the scheme mandate limit so

 refreshed pursuant to the exercise of such options

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA GREEN (HOLDINGS) LTD

  TICKER:                  N/A                 CUSIP:   G2107G105

  MEETING DATE:      9/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                     ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 and the Independent Auditor of the Company and its

subsidiaries for the YE 30 APR 2009

PROPOSAL #2.: Declare a final dividend for the YE 30         ISSUER            YES         AGAINST           AGAINST

APR 2009

PROPOSAL #3.a: Re-elect Mr. Sun Shao Feng as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.b: Re-elect Mr. Nie Xing as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #3.c: Re-elect Mr. Ip Siu Kay as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3.d: Re-elect Mr. Huang Zhigang as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.e: Re-elect Mr. Zheng Baodong as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.f: Authorize the Directors to fix the              ISSUER            YES             FOR                  FOR

remuneration of the Directors

PROPOSAL #4.: Re-appoint CCIF CPA Limited as the                ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize the Directors

to fix their remuneration

PROPOSAL #5.: Authorize the Directors of the Company         ISSUER            YES         AGAINST           AGAINST

to allot, issue and deal with additional shares of

HKD 0.10 each in the share capital of the Company

[the Shares] and make or grant offers, agreements and

 options [including warrants, bonds and debentures

convertible into shares] which would or might require

 the exercise of such powers, subject to and in

accordance with all applicable laws, during and after

 the relevant period, not exceeding 20% of the

aggregate nominal amount of the share capital of the

Company in issue as at the date of the passing this

resolution, otherwise than pursuant to: i) a rights

issue [as specified]; or ii) the exercise of the

conversion rights attaching to any convertible

securities issued by the Company; or iii) the

exercise of warrants to subscribe for shares; or iv)

the exercise of options granted under any Share

Option Scheme or similar arrangement for the time

being adopted by the Company; or v) an issue of

shares in lieu of the whole or part of a dividend on

shares in accordance with the Bye-Laws of the

Company; [Authority expires the earlier of the

conclusion of the next AGM of the Company; the

expiration of the period within which the next AGM is

 required by the Bye-laws of the Company or any

applicable law of Bermuda to be held]

PROPOSAL #6.: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

to repurchase the shares of the Company during the

relevant period on The Stock Exchange of Hong Kong

Limited [the Stock Exchange] or any other stock

exchange on which the shares of the Company may be

listed and recognized by the Securities and Futures

Commission of Hong Kong and the Stock Exchange for

this purpose, subject to and in accordance with all

applicable laws and the requirements of the Rules

Governing the Listing of Securities on the Stock

Exchange or those of any other recognized Stock

Exchange as amended from time to time, not exceeding

10% of the aggregate nominal amount of the share

capital of the Company in issue as at the date of the

 passing of this resolution and the said approval

shall be limited accordingly; [Authority expires the

earlier of the conclusion of the next AGM of the

Company; the expiration of the period within which

the next AGM is required by the Bye-laws of the

Company or any applicable law of Bermuda to be held]

PROPOSAL #7.: Approve to extend the general mandate          ISSUER            YES         AGAINST           AGAINST

granted to the Directors of the Company, conditional

upon passing Resolutions 5 and 6, to allot, issue and

 deal with additional shares and to make or grant

offers, agreements and options which might require

the exercise of such powers pursuant to Resolution 5

by the addition thereto of an amount representing the

 aggregate nominal amount of the share capital of the

 Company repurchased by the Company under the

authority granted pursuant to Resolution 6, provided

that such amount shall not exceed 10% of the

aggregate nominal amount of the issued share capital

of the Company as at the date of passing the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA HONGXING SPORTS LTD

  TICKER:                  N/A                 CUSIP:   G2154D112

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Directors' report         ISSUER            YES             FOR                  FOR

and the audited accounts of the Company for the FYE

31 DEC 2009 together with the Auditors' report thereon

PROPOSAL #2: Declare a final dividend of RMB  0.01            ISSUER            YES             FOR                  FOR

per share for the YE 31 DEC 2009

PROPOSAL #3: Re-elect Mr. Wu Rongguang as a Director,        ISSUER            YES             FOR                  FOR

 who retires pursuant to Bye-law 104 of the Company

PROPOSAL #4: Approve the payment of the Directors'            ISSUER            YES             FOR                  FOR

fees of SGD 215,000 for the YE 31 DEC 2010

PROPOSAL #5: Re-appoint Messrs Foo Kon Tan Grant                ISSUER            YES             FOR                  FOR

Thornton LLP and RSM Nelson Wheeler as the Company's

Auditors and authorize the Directors to fix their

remuneration

PROPOSAL #6: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

pursuant to Rule 806 of the Listing Manual of the

Singapore Exchange Securities Trading Limited

(SGXST), to: issue shares in the Company (shares)

whether by way of rights, bonus or otherwise; and/or

make or grant offers, agreements or options

(collectively, Instruments) that might or would

require shares to be issued, including but not

limited to the creation and issue of (as well as

adjustments to) options, warrants, debentures or

other instruments convertible into shares, at any

time and upon such terms and conditions and.CONTD

PROPOSAL #7: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

subject to and pursuant to the Share Issue Mandate

being obtained in Resolution 6, to issue shares

(including shares to be issued in pursuance of the

Instruments, made or granted pursuant to the Share

Issue Mandate) other than on a pro rata basis at an

issue price per share as the Directors of the Company

 may in their absolute discretion deem fit provided

that such price.CONTD

PROPOSAL #8: Authorize the Directors of the Company          ISSUER            YES         AGAINST           AGAINST

to offer and grant options under the China Hongxing

Employee Share Option Scheme (the Scheme) and to

issue from time to time such number of shares in the

capital of the Company as may be required to be

issued pursuant to the exercise of options granted by

 the Company under the Scheme, whether granted during

 the subsistence of this authority or.CONTD

PROPOSAL #9: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to make purchases or otherwise acquire issued shares

in the capital of the Company from time to time

(whether by way of market purchases or off-market

purchases on an equal access scheme) of up to 10% of

the issued shares in the capital of the Company (as

ascertained as at the date of AGM of the Company) at

the price of up to but not exceeding the Maximum

Price as specified in.CONTD

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA LIFE INSURANCE CO LTD

  TICKER:                  N/A                 CUSIP:   Y1477R105

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the report on the 2009                     ISSUER             NO              N/A                  N/A

business operations and financial statements

PROPOSAL #A.2: Receive the 2009 audited reports                  ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Receive the report on the status of            ISSUER             NO              N/A                  N/A

the issuance of securities via private placement

PROPOSAL #A.4: Receive the report on the                              ISSUER             NO              N/A                  N/A

establishment for the rules of the Board meetings

PROPOSAL #B.1: Approve to adjust the 2008 profit                ISSUER            YES             FOR                  FOR

distribution

PROPOSAL #B.2: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.3: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

as follows: proposed cash dividend: TWD 0.8 per share

PROPOSAL #B.4: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings as follows: proposed stock

dividend: 138 shares for 1,000 shares held

PROPOSAL #B.5: Approve the capital injection by                 ISSUER            YES             FOR                  FOR

issuing new shares or the issuance of securities via

private placement

PROPOSAL #B.6: Amend the procedures of asset                       ISSUER            YES             FOR                  FOR

acquisition or disposal

PROPOSAL #B.7: Amend the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #B.8: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA MAN-MADE FIBER CORP

  TICKER:                  N/A                 CUSIP:   Y1488M103

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and                       ISSUER             NO              N/A                  N/A

guarantee and the status of monetary loans

PROPOSAL #A.4: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit of year 2009

PROPOSAL #B.3: Approve the revision to the procedures        ISSUER            YES         AGAINST           AGAINST

 of trading derivatives

PROPOSAL #B41.1: Election of Pan Asia Investment                ISSUER            YES             FOR                  FOR

Co.,Ltd/Shareholder No.216308, Representative: Wang

Kuei Tseng as a Director

PROPOSAL #B41.2: Election of Pan Asia Investment                ISSUER            YES             FOR                  FOR

Co.,Ltd/Shareholder No.: 216308  Representative: Wang

 Kuei Shyan as a Director

PROPOSAL #B41.3: Election of Pan Asia Investment                ISSUER            YES             FOR                  FOR

Co.,Ltd/Shareholder No.: 216308, Representative:

Cheng Tsai Lien as a Director

PROPOSAL #B41.4: Election of Chung Chien Investment          ISSUER            YES             FOR                  FOR

Co., Ltd/Shareholder No.: 216310, Representative: Hsu

 Wan Chuan as a Director

PROPOSAL #B41.5: Election of Pan Asia Investment                ISSUER            YES             FOR                  FOR

Co.,Ltd/Shareholder No.: 216308, Representative:

Huang Ming Hsfun as a Director

PROPOSAL #B41.6: Election of Chung Chien Investment          ISSUER            YES             FOR                  FOR

Co.,Ltd/Shareholder No.: 216310, Representative:

Frank Ben Yi Lin as a Director

PROPOSAL #B41.7: Chung Chien Investment Co.,                       ISSUER            YES             FOR                  FOR

Ltd/Shareholder No.: 216310, Representative: Shiaw

Yuh Lin as a Director

PROPOSAL #B42.1: Election of Pin Yoo Industrial                 ISSUER            YES             FOR                  FOR

Co.,Ltd/Shareholder No.: 366294, Representative: Yeh

Tang Jung as a Supervisor

PROPOSAL #B42.2: Election of Pin Yoo Industrial                 ISSUER            YES             FOR                  FOR

Co.,Ltd/Shareholder No.: 366294, Representative:

Huang Feng Jan as a Supervisor

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA MERCHANTS CHINA DIRECT INVESTMENTS LTD

  TICKER:                  N/A                 CUSIP:   Y1490T104

  MEETING DATE:      12/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the proposed subscription [the         ISSUER            YES             FOR                  FOR

Proposed Subscription] for A shares in [China

Merchants Bank Co., Ltd] [CMB], a joint-stock

commercial bank approved by the China Banking

Regulatory Commission in the People's Republic of

China with limited liability, whose A shares [the CMB

 A Shares] are listed on the Shanghai Stock Exchange,

 by the Company, pursuant to the revised proposed

rights issue of CMB A Shares on the basis of up to 2

and a half (2.5) CMB A Rights Shares for every 10

existing CMB A Shares [as specified]; and the

Investment Restriction [as specified] and hereby

waived in connection with the Proposed Subscription

PROPOSAL #2.: Approve the disposal [the CMB Disposal         ISSUER            YES             FOR                  FOR

Mandate] of any or all A shares in [China Merchants

Bank Co., Ltd], a joint-stock commercial bank

approved by the China Banking Regulatory Commission

in the People's Republic of China with limited

liability, whose A shares [the CMB A Shares] are

listed on the Shanghai Stock Exchange, held by the

Company, its subsidiaries, jointly controlled

entities and associated companies [collectively, the

Group], for a period of 12 months from the date of

passing of this resolution on the following

conditions: (i) the Group will dispose of the CMB A

Shares in the open market through the trading system

of the Shanghai Stock Exchange; and (ii) the selling

price of the CMB A Shares will be the market price of

 the CMB A Shares at the relevant times, Market price

 refers to the price allowed under the trading system

 of the Shanghai Stock Exchange, but will not be less

 than USD 5.00 [equivalent to approximately HKD 5.67]

 per CMB A Share; and authorize the Directors of the

Company to do all things, including but not limited

to the execution of all documents, which the

Directors deem to be necessary or desirable to effect

 the foregoing or in connection with the CMB Disposal

PROPOSAL #3.: Approve the disposal [the IBC Disposal         ISSUER            YES             FOR                  FOR

Mandate] of any or all A shares in [Industrial Bank

Co., Ltd.], a joint-stock commercial bank approved by

 the China Banking Regulatory Commission in the

People's Republic of China with limited liability,

whose A shares [the IBC A Shares] are listed on the

Shanghai Stock Exchange, held by the Company, its

subsidiaries, jointly controlled entities and

associated companies [collectively, the Group], for a

 period of 12 months from the date of passing of this

 resolution on the following conditions: (i) the

Group will dispose of the IBC A Shares in the open

market through the trading system of the Shanghai

Stock Exchange; and (ii) the selling price of the IBC

 A Shares will be the market price of the IBC A

Shares at the relevant times, Market price refers to

the price allowed under the trading system of the

Shanghai Stock Exchange, but will not be less than

USD 12.00 [equivalent to approximately HKD 13.61] per

 IBC A Share and authorize the Directors of the

Company to do all things, including but not limited

to the execution of all documents, which the

directors deem to be necessary or desirable to effect

 the foregoing or in connection with the IBC Disposal

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA METAL PRODUCTS CO LTD

  TICKER:                  N/A                 CUSIP:   Y14954104

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the report on the 2009                     ISSUER             NO              N/A                  N/A

business operations

PROPOSAL #A.2: Receive the 2009 audited reports                  ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Receive the report on the status of            ISSUER             NO              N/A                  N/A

endorsement and guarantee

PROPOSAL #A.4: Receive the report on the status of            ISSUER             NO              N/A                  N/A

assets impairment

PROPOSAL #A.5: Receive the report on the                              ISSUER             NO              N/A                  N/A

establishment for the rules of the Board meetings

PROPOSAL #A.6: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

as follows: proposed cash dividend: TWD 2 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings and staff bonus as follows:

proposed stock dividend: 249.999998 for 1,000 shares

PROPOSAL #B.4: Amend the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #B.5: Amend the procedures of monetary loans        ISSUER            YES             FOR                  FOR

 and the procedures of endorsement and guarantee

PROPOSAL #B.6: Other discussion                                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA MINING RESOURCES GROUP LTD

  TICKER:                  N/A                 CUSIP:   G2119G101

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Audited financial         ISSUER            YES             FOR                  FOR

statements and the reports of the Directors and

Auditors of the Company for the YE 31 DEC 2009

PROPOSAL #2.a: Re-election of Dr. You Xian Sheng as a        ISSUER            YES             FOR                  FOR

 Director of the Company

PROPOSAL #2.b: Re-election of Mr. Goh Choo Hwee as a         ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #2.c: Re-election of Mr. Lin Xiang Min as a         ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #2.d: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to fix the Director's remuneration

PROPOSAL #3: Re-appointment of Deloitte Touche                   ISSUER            YES             FOR                  FOR

Tohmatsu as the Auditors of the Company and authorize

 the Board of Directors of the Company to fix their

remuneration

PROPOSAL #4: Authorize the Directors to issue, allot         ISSUER            YES             FOR                  FOR

and deal with additional shares not exceeding 20% of

the existing issued share capital of the Company

PROPOSAL #5: Authorize the Directors to repurchase            ISSUER            YES             FOR                  FOR

share not exceeding 10% of the total nominal amount

of the existing issued share capital of the Company

PROPOSAL #6: Authorize the Directors to issue shares         ISSUER            YES             FOR                  FOR

by the number of shares of the Company repurchased

PROPOSAL #7: Approve to refresh the 10% general limit        ISSUER            YES             FOR                  FOR

 on grant of options under the share option scheme of

 the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA NICKEL RESOURCES HOLDINGS CO LTD

  TICKER:                  N/A                 CUSIP:   G2156U104

  MEETING DATE:      1/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.a: Approve the cap amounts in respect of         ISSUER            YES             FOR                  FOR

the Exclusive Offtake Agreement as specified for each

 of the 3 financial years ending 31 DEC 2012  the

Renewed Ores Supply Annual Caps

PROPOSAL #1.b: Authorize any one Director of the                ISSUER            YES             FOR                  FOR

Company, or any two Directors of the Company if the

affixation of the common seal is necessary and if and

 where required, for and on behalf of the Company to

execute all such other documents, instruments and

agreements and to do all such acts or things deemed

by him/them to be incidental to, ancillary to or in

connection with the Renewed Ores Supply Annual Caps

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA NICKEL RESOURCES HOLDINGS CO LTD

  TICKER:                  N/A                 CUSIP:   G2156U104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements of  the Company and its

subsidiaries and the reports of the Directors and

independent Auditors for the YE 31 DEC 2009

PROPOSAL #2a: Re-elect Mr. Dong Shutong as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2b: Re-elect Mr. He Weiquan as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #2c: Re-elect Mr. Song Wenzhou as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #2d: Re-elect Mr. Huang Changhuai as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3: Authorize the Board of Directors to fix         ISSUER            YES             FOR                  FOR

the Directors remuneration

PROPOSAL #4: Re-appoint Messrs. Ernst & Young as the         ISSUER            YES             FOR                  FOR

Auditors and authorize the Board of Directors to fix

their remuneration

PROPOSAL #5: Approve to give a general mandate to the        ISSUER            YES             FOR                  FOR

 Directors to issue the un issued shares of the

Company not exceeding 20% of the issued share capital

 of the Company.

PROPOSAL #6: Approve to give a general mandate to the        ISSUER            YES             FOR                  FOR

 directors to repurchase shares of the Company not

exceeding 10% of the issued share capital of the

Company.

PROPOSAL #7: Approve to extend the general mandate            ISSUER            YES             FOR                  FOR

granted to the directors to issue the un issued

shares of the Company by the aggregate number of

shares repurchased by the Company.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA OIL AND GAS GROUP LTD

  TICKER:                  N/A                 CUSIP:   G2155W101

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Audited financial statements        ISSUER            YES             FOR                  FOR

 and the reports of the Directors and Auditors for

the YE 31 DEC 2009

PROPOSAL #2.a: Re-elect Mr. Li Yunlong as an                       ISSUER            YES             FOR                  FOR

Independent Non-executive Director

PROPOSAL #2.b: Re-elect Mr. Peng Long as an                        ISSUER            YES             FOR                  FOR

Independent Non-executive Director

PROPOSAL #2.c: Re-elect Mr. Wang Guangtian as an                ISSUER            YES             FOR                  FOR

Independent Non-executive Director

PROPOSAL #2.d: Authorize the Directors to fix their          ISSUER            YES             FOR                  FOR

remuneration

PROPOSAL #3: Re-appoint Ting Ho Kwan & Chan as the            ISSUER            YES             FOR                  FOR

Auditor and authorize the Directors to fix their

remuneration

PROPOSAL #4: Authorize the Directors to issue new              ISSUER            YES             FOR                  FOR

shares in the Company

PROPOSAL #5: Authorize the Directors to repurchase            ISSUER            YES             FOR                  FOR

shares of the Company

PROPOSAL #6: Approve to extend the general mandate to        ISSUER            YES             FOR                  FOR

 issue new shares by adding the number of shares

repurchased

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA PETROCHEMICAL DEVELOPMENT CORP

  TICKER:                  N/A                 CUSIP:   Y1500N105

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of the proposals submitted         ISSUER             NO              N/A                  N/A

by shareholders

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit of year 2009

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans, endorsement and guarantee

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

asset acquisition or disposal

PROPOSAL #B.6: Approve the establishment for the                ISSUER            YES             FOR                  FOR

authority rules of Supervisors

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA PHARMACEUTICAL GROUP LTD

  TICKER:                  N/A                 CUSIP:   Y15018131

  MEETING DATE:      7/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the agreement dated         ISSUER            YES             FOR                  FOR

22 MAY 2009 entered into between China Charmaine

Pharmaceutical Company Limited and the Company [the

Asset Swap Agreement, as specified] in relation to

the disposal of 100% equity interest in as specified

[Shijiazhuang Pharma Group NBP Pharmaceutical Company

 Limited] by the Company and the acquisition of 100%

equity interest in as specified [Hebei Hong Yuan

Chemical Company Limited] by the Company and the

transactions contemplated thereunder; and authorize

the Directors of the Company for and on behalf of the

 Company to sign, seal, execute all such other

documents and agreements and do all such acts or

things as they may in their absolute discretion

consider to be necessary, desirable, appropriate or

expedient to implement or give effect to the Asst

Swap Agreement and the transactions contemplated

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA PHARMACEUTICAL GROUP LTD

  TICKER:                  N/A                 CUSIP:   Y15018131

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and consider the audited                     ISSUER            YES             FOR                  FOR

financial statements, the reports of the Directors

and the independent Auditor's for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.a: Re-election of Mr. QI Moujia as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.b: Re-election of Mr. YUE Jin as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.c: Re-election of Mr. FENG Zhenying as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.d: Re-election of Mr. CHAK Kin Man as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.e: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix their remuneration of Directors

PROPOSAL #4: Re-appoint the Auditor and authorize the        ISSUER            YES             FOR                  FOR

 Board of Directors to fix their remuneration of

PROPOSAL #5: Approve to give a general mandate to the        ISSUER            YES             FOR                  FOR

 Directors to repurchase shares of the Company

PROPOSAL #6: Approve to give a general mandate to the        ISSUER            YES             FOR                  FOR

 Director to issue shares of the Company

PROPOSAL #7: Approve to extend the general mandate to        ISSUER            YES             FOR                  FOR

 be given to the Directors to issue shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA POWER INTERNATIONAL DEVELOPMENT LTD

  TICKER:                  N/A                 CUSIP:   Y1508G102

  MEETING DATE:      7/22/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the conditional              ISSUER            YES             FOR                  FOR

acquisition agreement [the 'Acquisition Agreement']

dated 08 JUN 2009 between China Power International

Holding Limited ['CPI Holding'], a substantial and

controlling shareholder of the Company, and the

Company, pursuant to which, CPI Holding agreed to

sell, and the Company agreed to purchase 63% of the

equity interests of Wu Ling Power Corporation ['Wu

Ling Power'] for a total consideration of RMB

4,465,087,500 (subject to adjustment as disclosed in

the shareholders' circular of the Company dated 29

JUN 2009), of which 30% (or RMB 1,339,526,250)

(subject to adjustment as aforesaid) is to be payable

 by way of cash payment and 70% (or RMB

3,125,561,250) (subject to adjustment as aforesaid)

to be satisfied by allotment and issue of

1,466,729,324 new shares (subject to adjustment as

aforesaid) of HKD 1.00 each in the share capital of

the Company (the 'Consideration Shares'), credited as

 fully paid at HKD 2.408 each, a copy of which has

been produced to the meeting marked 'A' and has been

initialed by the Chairman of this meeting for the

purpose of identification, and all the transactions

contemplated thereunder; approve the allotment and

issue of the consideration shares pursuant and

subject to the terms and conditions of the

acquisition agreement; and authorize the Directors of

 the Company to allot and issue the consideration

shares accordingly; and any Director(s) of the

Company to enter into any agreement, deed or

instrument and/or to execute and deliver all such

documents and/or do all such acts on behalf of the

Company as he/she may consider necessary, desirable

or expedient for the purpose of, or in connection

with (i) the implementation and completion of the

acquisition agreement and transactions contemplated

thereunder, (ii) any amendment, variation or

modification of the acquisition agreement and the

transactions contemplated thereunder and (iii) the

allotment and issue of the consideration shares, upon

 such terms and conditions as the Board of Directors

of the Company may think fit

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA POWER NEW ENERGY DEVELOPMENT CO LTD

  TICKER:                  N/A                 CUSIP:   G2157E109

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements of the Company and the reports

of the Directors and Auditors for the YE 31 DEC 2009

PROPOSAL #2: Re-elect Mr. Liu Genyu as an Executive          ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3: Re-elect Mr. Hong Zhao as an Executive          ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #4: Re-elect Mr. Cheng Chi as a Non-                      ISSUER            YES         AGAINST           AGAINST

Executive Director of the Company

PROPOSAL #5: Re-elect Mr. Chu Kar Wing as an                       ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company

PROPOSAL #6: Approve to fix the maximum number of              ISSUER            YES             FOR                  FOR

Directors at 15

PROPOSAL #7: Authorize the Board of Directors of the         ISSUER            YES             FOR                  FOR

Company to appoint additional Directors not exceeding

 the maximum number determined

PROPOSAL #8: Authorize the Board of Directors of the         ISSUER            YES             FOR                  FOR

Company to fix the respective Directors' remuneration

PROPOSAL #9: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditor of the Company and authorize the Board of

Directors to fix Auditor's remuneration

PROPOSAL #10: Approve to give a general mandate to            ISSUER            YES             FOR                  FOR

the Directors of the Company to purchase the

Company's shares not exceeding 10% of the aggregate

nominal amount of the issued share capital of the

Company as at the date of passing of this Resolution

PROPOSAL #11: Approve to give a general mandate to            ISSUER            YES             FOR                  FOR

the Directors of the Company to issue, allot and deal

 with additional shares of the Company not exceeding

20% of the aggregate nominal amount of the issued

share capital of the Company as at the date of

passing of this Resolution

PROPOSAL #12: Approve to extend the general mandate          ISSUER            YES             FOR                  FOR

granted to the Directors of the Company to issue,

allot and deal with additional shares in the capital

of the Company by the aggregate nominal amount of

shares repurchased by the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA PWR INTL DEV LTD

  TICKER:                  N/A                 CUSIP:   Y1508G102

  MEETING DATE:      3/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and ratify the provision of                ISSUER            YES         AGAINST           AGAINST

deposit services contemplated under the financial

services framework agreement dated 22 DEC 2009  the

Framework Agreement  entered into between the Company

 and CPI Financial Co., Ltd. CPI Financial   as

specified  and all other matters of and incidental

thereto or in connection therewith;  b  the annual

cap and the maximum daily balance of deposits placed

by the Company and its subsidiaries and its

associated companies from time to time with CPI

Financial during the term of the Framework Agreement

as specified in the circular of the Company dated 29

JAN 2010  as specified ; and  c  authorize any 1

Director of the Company for and on behalf of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA PWR INTL DEV LTD

  TICKER:                  N/A                 CUSIP:   Y1508G102

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited                          ISSUER            YES             FOR                  FOR

consolidated financial statements of the Company and

the reports of the Directors and of the Auditors for

the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend of RMB 0.045           ISSUER            YES             FOR                  FOR

equivalent to HKD 0.0511  per ordinary share for the

YE 31 DEC 2009

PROPOSAL #3.a: Re-elect Mr. Gao Guangfu as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #3.b: Re-elect Mr. Kwong Che Keung, Gordon          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #4: Authorize the Board of Directors to fix         ISSUER            YES             FOR                  FOR

the Directors' remuneration

PROPOSAL #5: Re-appoint Messrs.                                             ISSUER            YES         AGAINST           AGAINST

PricewaterhouseCoopers as the Auditors of the Company

 and to authorize the Board of Directors to fix their

PROPOSAL #6.a: Authorize the Directors to allot,                ISSUER            YES             FOR                  FOR

issue and deal with additional shares not exceeding

20% of the issued share capital of the Company

PROPOSAL #6.b: Authorize the Directors to repurchase         ISSUER            YES             FOR                  FOR

shares of the Company not exceeding 10% of the issued

 share capital of the Company

PROPOSAL #6.c: Authorize the Directors to allot,                ISSUER            YES             FOR                  FOR

issue and deal with additional shares of an amount

not exceeding the nominal amount of shares

repurchased by the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA RESOURCES GAS GROUP LTD

  TICKER:                  N/A                 CUSIP:   G2113B108

  MEETING DATE:      10/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the conditional Share Purchase         ISSUER            YES             FOR                  FOR

Agreement dated 08 SEP 2009 entered into between (i)

Powerfaith Enterprises Limited [Powerfaith], an

indirectly wholly-owned subsidiary of China Resources

 [Holdings] Company Limited [China Resources

Holdings], as vendor; (ii) the Company as purchaser;

and (iii) China Resources Gas [Holdings] Limited, a

wholly-owned subsidiary of China Resources Holdings

as guarantor of all obligations and liabilities of

Powerfaith to the Company under the agreement, in

relation to the sale and purchase of the entire

issued share capital of Top Steed Limited, an

indirectly wholly-owned subsidiary of China Resources

 Holdings, at a consideration of HKD 1,600 million

[the Share Purchase Agreement], as specified and all

the transactions contemplated under the Share

Purchase Agreement and authorize the Directors of the

 Company [the Directors], to do such acts and execute

 such other documents with or without amendments and

affix the common seal of the Company thereto [if

required] as they may consider necessary, desirable

or expedient to carry out or give effect to or

otherwise in connection with or in relation to the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA RESOURCES GAS GROUP LTD

  TICKER:                  N/A                 CUSIP:   G2113B108

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements and the Directors' report and

the Independent Auditor's report for the YE 31 DEC

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Re-elect Mr. Du Wenmin as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Re-elect Mr. Wong Tak Shing as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.3: Re-elect Mr. Luk Chi Cheong as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.4: Re-elect Ms. Yu Jian as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Authorise the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the remuneration of the Directors

PROPOSAL #4: Re-appoint Messrs. Deloitte Touche                 ISSUER            YES         AGAINST           AGAINST

Tohmatsu, Certified Public Accountants, as the

Auditor and authorize the Board of Directors to fix

the Auditor's remuneration

PROPOSAL #5.A: Authorize the Directors to allot,                ISSUER            YES             FOR                  FOR

issue and deal with additional shares of the Company

not exceeding 20% of the existing issued share

capital of the Company (the General Mandate)

PROPOSAL #5.B: Approve to give a general mandate to          ISSUER            YES             FOR                  FOR

the Directors to repurchase shares of the Company not

 exceeding 10% of the existing issued share capital

of the Company (the Repurchase Mandate)

PROPOSAL #5.C: Approve to issue under the general              ISSUER            YES             FOR                  FOR

mandate an additional number of shares representing

the number of shares repurchased under the Repurchase

 Mandate

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA SHANSHUI CEMENT GROUP LTD

  TICKER:                  N/A                 CUSIP:   G2116M101

  MEETING DATE:      9/2/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Articles 13.1, 16.1, 16.2,          ISSUER            YES         AGAINST           AGAINST

16.3, 16.6 16.18, 20.2, 20.4, 20.6, 20.7 and 20.8 of

the Articles of Association of the Company; adopt the

 restated and amended Memorandum and the Articles of

Association of the Company, consolidating all of the

proposed amendments made in compliance with

applicable Laws, as specified with immediate effect

in replacement of the existing Memorandum and the

Articles of Association of the Company; and authorize

 any Director of the Company to take such further

actions as he/she may in his/her sole and absolute

discretion thinks fit for and on behalf of the

Company to implement the aforesaid amendments to the

existing Articles of Association by the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA SHANSHUI CEMENT GROUP LTD

  TICKER:                  N/A                 CUSIP:   G2116M101

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and adopt the audited                   ISSUER            YES             FOR                  FOR

consolidated financial statements of the Company and

its subsidiaries and the reports of the Directors and

 Auditors for the year ended 31 December 2009

PROPOSAL #2.: To declare a final dividend for the              ISSUER            YES             FOR                  FOR

year ended 31 December 2009

PROPOSAL #3.1: To re-elect Mr. Yu Yuchuan as a                   ISSUER            YES             FOR                  FOR

Director and to authorize the Board of Directors of

the Company to fix the Director's remuneration

PROPOSAL #3.2: To re-elect Mr. Homer Sun as a                     ISSUER            YES             FOR                  FOR

Director and to authorize the Board of Directors of

the Company to fix the Director's remuneration

PROPOSAL #3.3: To re-elect Mr. Sun Jianguo as a                 ISSUER            YES             FOR                  FOR

Director and to authorize the Board of Directors of

the Company to fix the Director's remuneration

PROPOSAL #4.: To re-appoint KPMG as the Auditors of          ISSUER            YES             FOR                  FOR

the Company and to authorize the Board of Directors

to fix their remuneration

PROPOSAL #5.1: To grant a general and unconditional          ISSUER            YES             FOR                  FOR

mandate to the Board of Directors to issue shares of

the Company

PROPOSAL #5.2: To grant a general and unconditional          ISSUER            YES             FOR                  FOR

mandate to the Board of Directors to repurchase the

Company's shares

PROPOSAL #5.3: To the extension of the general                   ISSUER            YES             FOR                  FOR

mandate granted to the Board of Directors pursuant to

 Resolution 5.1 to cover the shares repurchased by

the Company pursuant to Resolution 5.2

PROPOSAL #S.6.1: To amend the Articles of Association        ISSUER            YES         AGAINST           AGAINST

 of the Company (the Articles) in relation to the

appointment of new Directors by special resolution

PROPOSAL #S.6.2: To amend the Articles in relation to        ISSUER            YES             FOR                  FOR

 the maximum and minimum number of Directors

PROPOSAL #S.6.3: To amend the Articles in relation to        ISSUER            YES             FOR                  FOR

 the establishment of Executive Committee and

Nomination Committee

PROPOSAL #S.6.4: To amend the Articles in relation to        ISSUER            YES             FOR                  FOR

 the term of the Chairman and Vice-Chairman

PROPOSAL #S.6.5: To amend the Articles in relation to        ISSUER            YES             FOR                  FOR

 the Notice of Board meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA ST CONSTRUCTION INTL  HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G21677136

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited financial         ISSUER            YES             FOR                  FOR

statements and the reports of the Directors and

Auditor for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009 of HK 3.50 cents per share

PROPOSAL #3.A: Re-elect Mr. Kong Qingping as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.B: Re-elect Mr. Zhou Yong as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #3.C: Re-elect Mr. Zhang Yifeng as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.D: Re-elect Mr. Zhou Hancheng as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Authorize the Board to fix the                        ISSUER            YES             FOR                  FOR

remuneration of the Directors

PROPOSAL #5: Re-appoint Messrs. Deloitte Touche                 ISSUER            YES             FOR                  FOR

Tohmatsu as the Auditor and authorize the Board to

fix their remuneration

PROPOSAL #6.A: Approve the Ordinary Resolution 6 A           ISSUER            YES             FOR                  FOR

of the Notice of AGM  to give a general mandate to

the Directors to issue additional shares of the

PROPOSAL #6.B: Approve the Ordinary Resolution 6 B           ISSUER            YES             FOR                  FOR

of the Notice of AGM  to give a general mandate to

the Directors to repurchase shares of the Company

PROPOSAL #6.C: Approve the Ordinary Resolution 6 C           ISSUER            YES             FOR                  FOR

of the Notice of AGM  to extend the general mandate

granted to the Directors pursuant to Ordinary

Resolution 6 A to issue additional shares of the

Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA ST CONSTRUCTION INTL  HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G21677136

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Acquisition                ISSUER            YES             FOR                  FOR

Agreement [as defined in the circular of the Company

dated 28 MAY 2010 of which this notice forms part]

[as specified] and the transactions contemplated

there under and the implementation thereof; and

authorize any one Director of the Company [or any two

 Directors of the Company if the affixing of the

Common Seal is necessary] for and on behalf of the

Company to execute all such other documents,

instruments and agreements and to do all such acts or

 things deemed by him to be incidental to, ancillary

to or in connection with the matters contemplated in

the Acquisition Agreement and the transactions

contemplated there under and the implementation

thereof including the affixing of Common Seal thereon

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA STEEL CHEMICAL CORP

  TICKER:                  N/A                 CUSIP:   Y15044103

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations and                 ISSUER             NO              N/A                  N/A

financial statements

PROPOSAL #A.2: The 2009 Audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

proposed cash dividend TWD 5.6 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of incorporation

PROPOSAL #B.4.1: Election of Chia Juch Chang: ID                ISSUER            YES             FOR                  FOR

NO.:H100070528 as a Director

PROPOSAL #B.4.2: Election of Chung Lo Min: ID                     ISSUER            YES             FOR                  FOR

NO.:A102723954 as a Director

PROPOSAL #B.4.3: Election of Wang Mao Ken: ID                     ISSUER            YES             FOR                  FOR

NO.:E101959776 as a Director

PROPOSAL #B.4.4: Election of Lin Horng Nan: ID                   ISSUER            YES             FOR                  FOR

NO.:Q102960950 as a Director

PROPOSAL #B.4.5: Election of Liu Kuo Chung: ID                   ISSUER            YES             FOR                  FOR

NO.:A101101883 as a Director

PROPOSAL #B.4.6: Election of Leslie Koo: ID                        ISSUER            YES             FOR                  FOR

NO.:A104262301 as a Director

PROPOSAL #B.4.7: Election of S. T Peng: ID                          ISSUER            YES             FOR                  FOR

NO.:E101870136 as a Director

PROPOSAL #B.4.8: Election of John T YU: ID                          ISSUER            YES             FOR                  FOR

NO.:R100970619 as a Supervisor

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA SYNTHETIC RUBBER CORP

  TICKER:                  N/A                 CUSIP:   Y15055109

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The revision to the rules of Board              ISSUER             NO              N/A                  N/A

meeting

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.4 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.6: Approve the revision on investment              ISSUER            YES             FOR                  FOR

quota in people's republic of China

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA WATER AFFAIRS GROUP LTD

  TICKER:                  N/A                 CUSIP:   G21090124

  MEETING DATE:      9/4/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                     ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 and the Auditors of the Company for the YE 31 MAR

PROPOSAL #2.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.i: Re-elect Ms. Huang Shao Yun as                     ISSUER            YES             FOR                  FOR

Independent Non-Executive Director

PROPOSAL #3.ii: Re-elect Ms. Lui Dong as Independent         ISSUER            YES             FOR                  FOR

Non-Executive Director

PROPOSAL #3.iii: Re-elect Mr. Chau Kam Wing as                   ISSUER            YES             FOR                  FOR

Independent Non-Executive Director

PROPOSAL #3.iv: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

fix the Directors' remuneration

PROPOSAL #4.: Re-appoint Messrs Grant Thornton as the        ISSUER            YES             FOR                  FOR

 Auditors and authorize the Board of Directors to fix

 their remuneration

PROPOSAL #5.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 to allot, issue and deal with additional shares in

the capital of the Company and make or grant offers,

agreements and options [including warrants, bonds and

 debentures convertible into shares of the Company]

during and after the relevant period, not exceeding

20% of the aggregate nominal amount share capital of

the issued share capital of the Company in issue at

the time of passing this resolution, otherwise than

pursuant to a Rights Issue or pursuant to the

exercise of any options granted under the share

option scheme adopted by the Company or an issue of

shares upon the exercise of subscription rights

attached to the warrants which might be issued by the

 Company or an issue of shares in lieu of the whole

or part of a dividend on shares or any scrip dividend

 scheme or similar arrangement in accordance with the

 bye-laws of the Company, [Authority expires the

earlier of the conclusion of the next AGM of the

Company or the expiration of the period within which

the next AGM of the Company is required by the

Memorandum and Bye-Laws of the Company or applicable

Laws of Bermuda to be held]

PROPOSAL #6.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 to repurchase issued shares in the capital of the

Company during the relevant period, on The Stock

Exchange of Hong Kong Limited or any other stock

exchange on which the shares of the Company may be

listed and recognized by the Securities and Futures

Commission of Hong Kong and the Stock Exchange for

this purpose and subject to and in accordance with

all applicable laws and the requirements of the Rules

 Governing the Listing of Securities on the Stock

Exchange, not exceeding 10% of the aggregate nominal

amount of the issued share capital of the Company;

[Authority expires the earlier of the conclusion of

the AGM of the Company or the expiration of the

period within which the next AGM of the Company is

required by the Memorandum and Bye-laws of

association of the Company or the applicable laws of

PROPOSAL #7.: Approve, conditional upon the passing          ISSUER            YES         AGAINST           AGAINST

of Resolutions 5 and 6, to add the aggregate nominal

amount of the share capital of the Company which are

purchased by the Company pursuant to Resolution 6 to

the aggregate nominal amount of the share capital of

the Company that may be allotted or agreed

conditionally or unconditionally to be allotted by

the Directors of the Company pursuant to and in

accordance with Resolution 5 as specified

PROPOSAL #S.8: Approve that subject to compliance              ISSUER            YES             FOR                  FOR

with the relevant legal procedures and requirements

under Bermuda laws and with effect from the business

day immediately following the day of passing of this

resolution: a] the entire balance standing to the

credit of the share premium account of the Company be

 reduced to nil [Share Premium Reduction]; b] the

credits arising from the Share Premium Reduction be

transferred to the contributed surplus account of the

 Company and applied by the Directors [Directors] of

the Company in accordance with the bye-laws of the

Company and all applicable laws; and c] authorize the

 Directors to do all such acts, deeds and things and

to effect all necessary actions as they may consider

necessary or desirable in order to effect, implement

and complete any and all of the foregoing

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA WINDPOWER GROUP LTD

  TICKER:                  N/A                 CUSIP:   G2115L112

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited financial         ISSUER            YES             FOR                  FOR

statements and reports of the Directors and the

Independent Auditor of the Company for the 9 months

ended 31 DEC 2009

PROPOSAL #2.A: Re-elect Mr. Liu Shunxing                              ISSUER            YES             FOR                  FOR

PROPOSAL #2.B: Re-elect Mr. Wang Xun                                     ISSUER            YES             FOR                  FOR

PROPOSAL #2.C: Re-elect Mr. Yang Zhifeng                              ISSUER            YES             FOR                  FOR

PROPOSAL #2.D: Re-elect Ms. Liu Jianhong                              ISSUER            YES             FOR                  FOR

PROPOSAL #2.E: Re-elect Ms. Ko Wing Yan, Samantha               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.F: Re-elect Mr. Yap Fat Suan                              ISSUER            YES             FOR                  FOR

PROPOSAL #2.G: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to fix the Directors' remuneration

PROPOSAL #3: Re-appoint Messrs.                                             ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditors and authorize

the Board of Directors of the Company to fix their

PROPOSAL #4: Approve to give a general mandate to the        ISSUER            YES             FOR                  FOR

 Board of Directors of the Company to allot, issue

and deal with additional shares not exceeding 20% of

the issued share capital of the Company

PROPOSAL #5: Approve to give a general mandate to the        ISSUER            YES             FOR                  FOR

 Board of Directors of the Company to repurchase

shares or other securities of the Company

PROPOSAL #6: Approve to extend the general mandate            ISSUER            YES             FOR                  FOR

granted to the Board of Directors of the Company to

issue additional shares of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA WIRELESS TECHNOLOGIES LTD

  TICKER:                  N/A                 CUSIP:   G21165108

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 of the Company (collectively, Directors and

individually, a Director) and the Auditors of the

Company (Auditors) for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.A.1: Re-elect Mr. Jiang Chao as an                   ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #3.A.2: Re-elect Ms. Yang Xiao as a Non-               ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #3.A.3: Re-elect Mr. Chan King Chung as an          ISSUER            YES             FOR                  FOR

Independent Non-Executive Director

PROPOSAL #3.B: Authorize the Board of Directors                 ISSUER            YES             FOR                  FOR

(Board) to fix the remuneration of the Directors re-

elected under 3(A) above

PROPOSAL #4: Re-appoint Ernst & Young as Auditors and        ISSUER            YES             FOR                  FOR

 authorize the Board to fix their remuneration

PROPOSAL #5: Approve the grant of general mandate to         ISSUER            YES             FOR                  FOR

the Directors to issue new shares of the Company up

to 20%

PROPOSAL #6: Approve the grant of general mandate to         ISSUER            YES             FOR                  FOR

the Directors to repurchase the Shares up to 10%

PROPOSAL #7: Approve the extension of the general              ISSUER            YES             FOR                  FOR

mandate to the Directors to issue additional Shares

up to the number of Shares repurchased by the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA XLX FERTILISER LTD, SINGAPORE

  TICKER:                  N/A                 CUSIP:   Y1564X106

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Directors' report         ISSUER            YES             FOR                  FOR

and audited financial statements for the YE 31 DEC

2009 and the Auditors' report thereon

PROPOSAL #2: Declare a final dividend of SGD 0.006            ISSUER            YES             FOR                  FOR

per ordinary share in respect of the FYE 31 DEC 2009

PROPOSAL #3: Approve Directors' fees of SGD 140,000          ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009

PROPOSAL #4: Re-elect Mr. Liu Xingxu as an Executive         ISSUER            YES             FOR                  FOR

Director of the Company, who retires under Article 89

 of the Articles of Association of the Company

PROPOSAL #5: Re-elect Mr. Ong Kian Guan as a                       ISSUER            YES             FOR                  FOR

Director, who retires under Article 89 of the

Articles of Association of the Company

PROPOSAL #6: Re-appoint Ernst & Young LLP as the                ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize the Board of

Directors to fix their remuneration

PROPOSAL #7: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

pursuant to Section 161 of the Companies Act, and the

 Listing Rules of the SGX-ST, at any time to such

persons and upon such terms and for such purposes as

the Directors may in their absolute discretion deem

fit, to:  i  issue shares in the capital of the

Company whether by way of rights, bonus or otherwise;

  ii  make or grant offers, agreements or options

that might or would require shares to be issued or

other transferable rights to subscribe for or

purchase shares collectively, Instruments  including

but not limited to the creation and issue of

warrants, debentures or other instruments convertible

 into shares; iii  issue additional Instruments

arising from adjustments made to the number of

Instruments previously issued in the event of rights,

 bonus or capitalization issues; CONTD.

PROPOSAL #8: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

subject to and conditional upon the passing of

Resolution 7 above, at any time up to 31 DEC 2010 to

issue shares other than on a pro-rata basis to

shareholders of the Company  at an issue price for

each share which shall be determined by the Directors

 of the Company in their absolute discretion provided

 that such price shall not represent a discount of

more than 20% to the weighted average price of a

share for trades done on the SGX-ST  as determined in

 accordance with the requirements of SGX-ST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHINA XLX FERTILISER LTD, SINGAPORE

  TICKER:                  N/A                 CUSIP:   Y1564X106

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 for the purposes of Sections 76C and 76E of the

Companies Act, Chapter 50 (the Companies Act), to

purchase or otherwise acquire ordinary shares in the

capital of the Company (Shares) not exceeding in

aggregate the Maximum Percentage (as defined), at

such price or prices as may be determined by the

Directors from time to time up to the Maximum Price

(as hereafter defined), whether by way of on-market

purchase(s) on the Singapore Exchange Securities

Trading Limited (the SGX-ST) and/or The Stock

Exchange of Hong Kong Limited (the SEHK) (or any

other stock exchange on which the securities of the

Company may be listed and recognized by the

Securities and Futures Commission of Hong Kong and

the SEHK for this purpose), through the ready

markets, through one or more duly licensed

stockbrokers appointed by the Company for the

purpose; and/or in Singapore, off-market purchase(s)

(if effected otherwise than on the SGX-ST) in

accordance with any equal access scheme(s) as may be

determined or formulated by the Directors as they

consider fit, which scheme(s) shall satisfy all the

conditions prescribed by the Companies Act, and

otherwise in accordance with all laws, regulations

and rules of the SGX-ST as may for the time being be

applicable; [Authority expires the earlier of the

conclusion of the next AGM of the Company or the date

 of the next AGM of the Company as required by law];

authorize the Directors of the Company to take all

necessary steps and to negotiate, finalize and enter

into all transactions, arrangements and agreements

and to execute all such documents (including but not

limited to the execution of application forms and

transfers) with full and discretionary powers to make

 or assent to any modifications or amendments thereto

 in any manner they may deem necessary, expedient,

incidental or in the interests of the Company and the

 Group for the purposes of giving effect to this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHIN-POON INDUSTRIAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y15427100

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations and the          ISSUER             NO              N/A                  N/A

2010 business plans

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.5 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.6: Approve the establishment for the                ISSUER            YES             FOR                  FOR

rules of Supervisors authority

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHIPBOND TECHNOLOGY CORP

  TICKER:                  N/A                 CUSIP:   Y15657102

  MEETING DATE:      1/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the merger with International          ISSUER            YES         ABSTAIN           AGAINST

Semi Tech [TW0003063004]

PROPOSAL #2.: Approve the issuance of new shares                ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.: Approve the revision to the Articles of        ISSUER            YES         ABSTAIN           AGAINST

 Incorporation

PROPOSAL #4.: Other issues and extraordinary motions         ISSUER            YES         ABSTAIN               FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHIPBOND TECHNOLOGY CORP

  TICKER:                  N/A                 CUSIP:   Y15657102

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of the unsecured                          ISSUER             NO              N/A                  N/A

convertible corporate bonds

PROPOSAL #A.4: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #A.5: The status of merger with                              ISSUER             NO              N/A                  N/A

international semi tech

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution           ISSUER            YES             FOR                  FOR

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the proposal of capital                   ISSUER            YES             FOR                  FOR

injection via private placement

PROPOSAL #B.5: Approve the proposal of capital                   ISSUER            YES             FOR                  FOR

injection by issuing new shares from book running

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.7: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B81.1: Election of China Development                   ISSUER            YES         AGAINST           AGAINST

Financial Holdings / Shareholder No 1969 as the

Director

PROPOSAL #B81.2: Election of Peng Bao Technology                ISSUER            YES         AGAINST           AGAINST

Limited Shareholder No.:76716 as the Director

PROPOSAL #B.8.2: Election of Wei Chiou-Ruei                        ISSUER            YES         AGAINST           AGAINST

Shareholder No 78871 as the Supervisor

PROPOSAL #B.9: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.10: Extraordinary motions                                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHIYODA CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J06342109

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHLORIDE GROUP LTD

  TICKER:                  N/A                 CUSIP:   G21112100

  MEETING DATE:      7/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts and the Directors         ISSUER            YES             FOR                  FOR

report

PROPOSAL #2.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-elect Mr. Tim Cobbold                                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Re-elect Mr. Neil Warner                                  ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Elect Mr. John Hughes                                       ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the Auditors remuneration

PROPOSAL #8.: Approve the remuneration report                      ISSUER            YES             FOR                  FOR

PROPOSAL #S.9: Adopt the new Articles of Association         ISSUER            YES             FOR                  FOR

PROPOSAL #10.: Authorize the Directors to allot shares      ISSUER            YES             FOR                  FOR

PROPOSAL #S.11: Approve to disapply statutory pre-             ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #S.12: Authorize the Directors generally to         ISSUER            YES             FOR                  FOR

make market purchases of the shares of the Company

PROPOSAL #S.13: Approve to enable a General Meeting          ISSUER            YES             FOR                  FOR

but not an AGM to be held on 14 clear days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHOFU SEISAKUSHO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J06384101

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHONG HONG CONSTRUCTION CO LTD

  TICKER:                  N/A                 CUSIP:   Y1582T103

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The establishment for the rules of the        ISSUER             NO              N/A                  N/A

 board meeting

PROPOSAL #A.4: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 4 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings proposed stock dividend: 20

for 1,000 shares held

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans, endorsement and guarantee

PROPOSAL #B.6: Election of the Directors and                       ISSUER            YES         AGAINST           AGAINST

Supervisors

PROPOSAL #B.7: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.8: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHONG KUN DANG PHARMACEUTICAL CORP, SEOUL

  TICKER:                  N/A                 CUSIP:   Y1582M108

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 55th B/S, I/S and the                  ISSUER            YES             FOR                  FOR

proposed disposition of retained earning

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Election of Jongyun Lee as an External          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Approve the limit of remuneration for            ISSUER            YES         AGAINST           AGAINST

the Directors

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHONGQING IRON & STEEL CO LTD

  TICKER:                  N/A                 CUSIP:   Y15842100

  MEETING DATE:      8/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the proposal in relation to            ISSUER            YES             FOR                  FOR

issue or provision of corporate communications by the

 Company to the holders of H Shares of the Company

through the Company's website, under the prerequisite

 that the Laws and regulations of the places of

listing of the Company and the Rules Governing the

Listing of Securities on The Stock Exchange of Hong

Kong Limited ['Listing Rules'] will not be contravened

PROPOSAL #S.2: Amend the Articles of Association of          ISSUER            YES             FOR                  FOR

Chongqing Iron & Steel Company Limited [as

specified], and authorize the Board of Directors at

the general meeting to make necessary and appropriate

 amendments to the wordings and do all such other

things in respect of the amendments to the Articles

of Association pursuant to the request of the

relevant examining authorities of the State and the

requirements of the Listing Rules in the course of

filing the Articles of Association with such

authorities for approval after the passing of the

amendments to the Articles of Association at the

general meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHONGQING IRON & STEEL CO LTD

  TICKER:                  N/A                 CUSIP:   Y15842100

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company for the year 2009

PROPOSAL #II: Approve the report of the Supervisory          ISSUER            YES             FOR                  FOR

Committee of the Company for the year 2009

PROPOSAL #III: Approve the audited financial report          ISSUER            YES             FOR                  FOR

of the Company for the year 2009 prepared under the

PRC GAAP and HKFRS respectively

PROPOSAL #IV: Approve the 2009 annual report of the          ISSUER            YES             FOR                  FOR

Company

PROPOSAL #V: Approve the profit distribution proposal        ISSUER            YES             FOR                  FOR

 of the Company for the year 2009

PROPOSAL #VI: Re-appointment of KPMG Huazhen and KPMG        ISSUER            YES             FOR                  FOR

 as the PRC Auditors and international  auditors of

the Company for the year 2010 respectively, and

authorize any  Director of the Company to fix their

remuneration and to sign service  agreements

PROPOSAL #0: The 2009 Work Report of the Independent         ISSUER             NO              N/A                  N/A

Directors of the Company will be heard

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHOW SANG SANG HOLDINGS INTERNATIONAL LTD

  TICKER:                  N/A                 CUSIP:   G2113M104

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited                          ISSUER            YES             FOR                  FOR

consolidated financial statements, report of the

Directors and Independent Auditors' report for the YE

 31 DEC 2009

PROPOSAL #2: Declare a final dividend of HK 26 cents         ISSUER            YES             FOR                  FOR

per ordinary share for the YE 31 DEC 2009

PROPOSAL #3.i: Re-elect Mr. Chow Kwen Ling as a                 ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.ii: Re-elect Mr. Winston Chow Wun Sing as        ISSUER            YES         AGAINST           AGAINST

 a Director of the Company

PROPOSAL #3.iii: Re-elect Mr. Stephen Ting Leung Huel        ISSUER            YES             FOR                  FOR

 as a Director of the Company

PROPOSAL #4: Authorize the Board of Directors of the         ISSUER            YES             FOR                  FOR

Company to fix the remuneration of the Directors

PROPOSAL #5: Re-appoint Ernst & Young as the Auditors        ISSUER            YES             FOR                  FOR

 and authorize the Board of Directors of the Company

to fix their remuneration

PROPOSAL #6.A: Approve a general mandate to the                 ISSUER            YES             FOR                  FOR

Directors to repurchase the Company's shares as

specified

PROPOSAL #6.B: Approve a general mandate to the                 ISSUER            YES             FOR                  FOR

Directors to issue new shares as specified

PROPOSAL #6.C: Approve to extend a general mandate to        ISSUER            YES             FOR                  FOR

 the Directors to issue shares as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHROMA ATE INC

  TICKER:                  N/A                 CUSIP:   Y1604M102

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Receive the 2009 business reports                ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: Receive the 2009 Audited reports                 ISSUER             NO              N/A                  N/A

reviewed by Supervisors

PROPOSAL #1.3: Approve the status of 2009                            ISSUER             NO              N/A                  N/A

endorsements and  guarantees

PROPOSAL #1.4: Approve the status of treasury stock          ISSUER             NO              N/A                  N/A

buyback

PROPOSAL #2.1: Ratify the 2009 business and financial        ISSUER            YES             FOR                  FOR

 reports

PROPOSAL #2.2: Ratify the 2009 earnings distribution         ISSUER            YES             FOR                  FOR

proposal  [cash dividend: TWD 2 /shs]

PROPOSAL #2.3: Approve to raise capital by issuing            ISSUER            YES             FOR                  FOR

new shares from  earnings  [stock dividend: 30 shs /

1000shs]

PROPOSAL #2.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

loan to other  parties

PROPOSAL #2.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsements  and guarantees

PROPOSAL #3.: Other issues and extraordinary motions         ISSUER            YES             FOR               AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHUDENKO CORPORATION

  TICKER:                  N/A                 CUSIP:   J07056104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHUGOKU MARINE PAINTS,LTD.

  TICKER:                  N/A                 CUSIP:   J07182116

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHUN YUAN STEEL INDUSTRY CO LTD

  TICKER:                  N/A                 CUSIP:   Y1626N104

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 financial statements                       ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of endorsement, guarantee          ISSUER             NO              N/A                  N/A

and monetary loans

PROPOSAL #A.5: The status of capital injection of              ISSUER             NO              N/A                  N/A

subsidiary

PROPOSAL #A.6: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.55 per share

PROPOSAL #B.3: Election of Wen-Lung Lee [Shareholder         ISSUER            YES             FOR                  FOR

No.: 6] as a Director

PROPOSAL #B.4: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHUNG HUNG STEEL CO LTD

  TICKER:                  N/A                 CUSIP:   Y98400107

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations and                 ISSUER             NO              N/A                  N/A

financial statements

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the distribution of 2009                 ISSUER            YES             FOR                  FOR

profits or offsetting deficit

PROPOSAL #B.3: Approve the capital reduction to                 ISSUER            YES             FOR                  FOR

offset deficit

PROPOSAL #B.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.5: Approve the revision to the rules of          ISSUER            YES             FOR                  FOR

shareholder meeting

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.7: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.8: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.9: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHUNG HWA PULP CORP

  TICKER:                  N/A                 CUSIP:   Y1612Y106

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations and                 ISSUER             NO              N/A                  N/A

financial statements

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The revision to the rules of the Board        ISSUER             NO              N/A                  N/A

 meeting

PROPOSAL #B.1: Approve and recognition of year 2009          ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve and recognition of year 2009          ISSUER            YES             FOR                  FOR

loss

PROPOSAL #B.3.1: Election of Kuo, Carl S. [Personal          ISSUER            YES             FOR                  FOR

ID: N100148749] to the Board of Directors for the

15th term

PROPOSAL #B.3.2: Election of Yuen Foong Yu Paper Mfg.        ISSUER            YES             FOR                  FOR

 Co., Ltd. [Company ID: 85066002, representative:

Chiu, Hsiu-Ying, Personal ID: A222075228], to the

Board of Directors for the 15th term

PROPOSAL #B.3.3: Election of Yuen Foong Yu Paper Mfg.        ISSUER            YES             FOR                  FOR

 Co., Ltd. [Company ID: 85066002, representative:

Peng, Cheng-Yang, Personal ID: A104251013], to the

Board of Directors for the 15th term

PROPOSAL #B.3.4: Election of Yuan Shin Yi Real Estate        ISSUER            YES             FOR                  FOR

 Investment [Company ID: 23218515, representative:

Wang, Gin-Yi, Personal ID: N100305897], as a

Supervisor for the 15th term

PROPOSAL #B.4: Approve the removal of non-competition        ISSUER            YES             FOR                  FOR

 clause and restrictions on new Directors

PROPOSAL #B.5: Other special motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CHUNG-HSIN ELECTRIC & MACHINERY MFG CORP

  TICKER:                  N/A                 CUSIP:   Y1612A108

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations and the          ISSUER             NO              N/A                  N/A

2010 business plans

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The indirect investment in people's            ISSUER             NO              N/A                  N/A

republic of china

PROPOSAL #A.5: The revision to the rules of Board              ISSUER             NO              N/A                  N/A

meeting

PROPOSAL #A.6: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1 PER share

PROPOSAL #B.3: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of asset acquisition or disposal

PROPOSAL #B.6: Approve the segmentation of parking            ISSUER            YES         AGAINST           AGAINST

lot division

PROPOSAL #B.7: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.8: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CI FINL CORP

  TICKER:                  N/A                 CUSIP:   125491100

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Ronald D. Besse as a                 ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.2: Election of G. Raymond Chang as a                ISSUER            YES         AGAINST           AGAINST

Director for the ensuing year

PROPOSAL #1.3: Election of Paul W. Derksen as a                 ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.4: Election of William T. Holland as a            ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.5: Election of Stephen T. Moore as a                ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.6: Election of A. Winn Oughtred as a                ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.7: Election of David J. Riddle as a                 ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2: Appointment of Ernst & Young LLP as the         ISSUER            YES             FOR                  FOR

Auditors for the ensuing year and

PROPOSAL #3: Approve, certain amendments to the                 ISSUER            YES             FOR                  FOR

Employee Incentive Stock Option Plan, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CIA SANEAMENTO MINAS GERAIS SA

  TICKER:                  N/A                 CUSIP:   P28269101

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve to take knowledge of the                     ISSUER            YES             FOR                  FOR

Director accounts, to examine, discuss and  approve

the financial statements for the FY ending 31 DEC 2009

PROPOSAL #II: Approve the allocation of the net                 ISSUER            YES             FOR                  FOR

profit for the FYE on 31 DEC 2009, with the

retention of part of the net profit for reinvestment,

 payment of interest over own capital, to be imputed

to the amount of the minimum mandatory dividend

PROPOSAL #III: Approve the Investment Plan of Copasa         ISSUER            YES             FOR                  FOR

Mg, under the terms of the Article 196 2 of Federal

Law 640476

PROPOSAL #IV: Election of the Members of the Board of        ISSUER            YES             FOR                  FOR

 Directors and Finance Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CIA SANEAMENTO MINAS GERAIS SA

  TICKER:                  N/A                 CUSIP:   P28269101

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend the Corporate Bylaws of the                 ISSUER            YES             FOR                  FOR

Company as follows, Article 5, increase of the share

capital of the Company, coming from the conversion of

 debentures, second issuance, into common shares,

with the share capital of the Company increasing to

BRL 2,636,459,548.98, fully subscribed for and paid

in, represented by 115,299,504 common shares, all of

which are nominative and have no par value

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CIA SANEAMENTO MINAS GERAIS SA

  TICKER:                  N/A                 CUSIP:   P28269101

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to set the total annual                     ISSUER            YES             FOR                  FOR

remuneration for the Members of the Board of

Directors, Finance Committee, and for the Executive

Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CIA TECIDOS NORTE DE MINAS COTEMINAS

  TICKER:                  N/A                 CUSIP:   P3164Y104

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: To examine, discuss and approve the                ISSUER             NO              N/A                  N/A

financial statements relating to the FY that ended on

 31 DEC 2009

PROPOSAL #B: To destination of the YE results of 2009        ISSUER             NO              N/A                  N/A

 and the distribution of dividends

PROPOSAL #C: Election of the Members of the Board of         ISSUER            YES             FOR                  FOR

Directors and approve to set their remuneration

PROPOSAL #D: Election of the Members of the Finance          ISSUER            YES             FOR                  FOR

Committee and approve to set their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CIE FINANCIERE TRADITION SA, LAUSANNE

  TICKER:                  N/A                 CUSIP:   H25668148

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the presentation of the annual          ISSUER             NO              N/A                  N/A

report, the annual accounts of the Company and the

consolidated accounts for the 2009 FY, presentation

of the report of the Auditor

PROPOSAL #2: Approve the appropriation of the balance        ISSUER             NO              N/A                  N/A

 sheet profit 2009

PROPOSAL #3: Grant discharge to the Board of Directors      ISSUER             NO              N/A                  N/A

PROPOSAL #4.1: Re-elect M. Patrick Combes, President         ISSUER             NO              N/A                  N/A

as a Board of Director

PROPOSAL #4.2: Re-elect Christian Baillet as a Board         ISSUER             NO              N/A                  N/A

of Director

PROPOSAL #4.3: Re-elect Pierre-Yves Bournet as a                ISSUER             NO              N/A                  N/A

Board of Director

PROPOSAL #4.4: Re-elect Francois Carrard as a Board          ISSUER             NO              N/A                  N/A

of Director

PROPOSAL #4.5: Re-elect Herve De Carmoy as a Board of        ISSUER             NO              N/A                  N/A

 Director

PROPOSAL #4.6: Re-elect Jean-Marie Descarpentries as         ISSUER             NO              N/A                  N/A

a Board of Director

PROPOSAL #4.7: Re-elect Christian Goecking as a Board        ISSUER             NO              N/A                  N/A

 of Director

PROPOSAL #4.8: Re-elect Pierre Languetin as a Board          ISSUER             NO              N/A                  N/A

of Director

PROPOSAL #4.9: Re-elect Robert Pennone as a Board of         ISSUER             NO              N/A                  N/A

Director

PROPOSAL #4.10: Re-elect Urs Schneider as a Board of         ISSUER             NO              N/A                  N/A

Director

PROPOSAL #5: Election of Ernst and Young SA, Lausanne        ISSUER             NO              N/A                  N/A

 as the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CIE INDUSTRIELLE ET FINANCIERE D'INGENIERIE SA ING

  TICKER:                  N/A                 CUSIP:   F51723116

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements for          ISSUER            YES             FOR                  FOR

the FYE 31 DEC 2009

PROPOSAL #O.2: Approve the allocation of income for          ISSUER            YES             FOR                  FOR

the FYE 31 DEC 2009

PROPOSAL #O.3: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the FYE 31 DEC 2009

PROPOSAL #O.4: Approve the attendance allowances                ISSUER            YES             FOR                  FOR

PROPOSAL #O.5: Approve the renewal of Mr. Philippe            ISSUER            YES         AGAINST           AGAINST

Lazare's term as Board Member

PROPOSAL #O.6: Approve the renewal of Mr. Allan                 ISSUER            YES         AGAINST           AGAINST

Green's term as Board Member

PROPOSAL #O.7: Appointment of Permanent and                        ISSUER            YES             FOR                  FOR

Substitute Statutory Auditors

PROPOSAL #O.8: Approve the renewal of the terms of            ISSUER            YES             FOR                  FOR

Permanent and Substitute Statutory Auditors

PROPOSAL #O.9: Approve the Undertakings benefiting            ISSUER            YES             FOR                  FOR

Philippe Lazare pursuant to the provisions in Article

 L.225-42-1 of the Commercial Code

PROPOSAL #O.10: Approve the Agreements pursuant to            ISSUER            YES             FOR                  FOR

the provisions in Articles L. 225-38 et sequence of

the Commercial Code

PROPOSAL #O.11: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

operate on the shares of the Company

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

decide to issue, with preferential subscription

rights, common shares and/or securities giving access

 immediately or in the future to the capital of the

Company and/or debt securities

PROPOSAL #E.13: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

decide to issue, with cancellation of preferential

subscription rights, by way of a public offer, common

 shares and/or securities giving access immediately

or in the future to the capital of the Company and/or

 debt securities

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

decide to issue, with cancellation of preferential

subscription rights, common shares and/or securities

giving access immediately or in the future to the

capital of the Company and/or debt securities by an

offer pursuant to Article L.411-2 II of the Monetary

and Financial Code

PROPOSAL #E.15: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

set the issue price of common shares or securities

carried through a public offer or offer pursuant to

Article L.411-2 II of the Monetary and Financial

Code, with cancellation of preferential subscription

rights of the shareholders, within the limit of 10%

of the capital per year

PROPOSAL #E.16: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

increase the amount of issues carried through with or

 without preferential subscription rights of the

shareholders, in accordance to the twelfth,

thirteenth and fourteenth resolutions

PROPOSAL #E.17: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue common shares and securities giving access to

the capital of the Company within the limit of 10% of

 the share capital as remuneration for the

contributions in kind granted to the Company

PROPOSAL #E.18: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the share capital by issuing common shares

or securities giving access to the capital of the

Company as remuneration for the contributions of

securities carried through under a public exchange

PROPOSAL #E.19: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the share capital by issuing equity

securities or securities giving access to the capital

 of the Company with cancellation of preferential

subscription rights in favor of members of a Saving

plan

PROPOSAL #E.20: Authorize the Board of Directors for         ISSUER            YES             FOR                  FOR

free allocation of shares to the Members of the

salaried staff and corporate officers of the Company

and its subsidiaries

PROPOSAL #E.21: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

grant options entitling to subscription for or

purchase shares of the Company

PROPOSAL #E.22: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

decide to increase the share capital by incorporation

 of premiums, reserves, profits or others funding

which would be allowed

PROPOSAL #E.23: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce the share capital by cancellation of treasury

shares

PROPOSAL #E.24: Authorize the Board of Directors in          ISSUER            YES         AGAINST           AGAINST

order to utilize the current delegations and

authorizations to increase the share capital during a

 period of public offer concerning the securities of

the Company

PROPOSAL #E.25: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

issue equity warrants to be allocated for free to

shareholders of the Company during a period of public

 offer on the securities of the Company

PROPOSAL #E.26: Amend the Article 11 of the Statutes         ISSUER            YES             FOR                  FOR
of the Company

PROPOSAL #E.27: Grant powers                                                   ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CIMSA CIMENTO SANAYI VE TICARET AS, MERSIN

  TICKER:                  N/A                 CUSIP:   M2422Q104

  MEETING DATE:      4/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the assembly and election of         ISSUER             NO              N/A                  N/A

the Chairmanship,

PROPOSAL #2: Authorize the Chairmanship to sign the          ISSUER             NO              N/A                  N/A

minutes of the assembly

PROPOSAL #3: Approve the reading and discussion of            ISSUER             NO              N/A                  N/A

the Board of Directors' activity report and Auditors'

 report.

PROPOSAL #4: Approve to give information to the share        ISSUER             NO              N/A                  N/A

 holders about the donations given across the year

PROPOSAL #5: Approve the reading, discussion and                ISSUER             NO              N/A                  N/A

ratification of the balance sheet and profit and loss

 statement; discussion and decision on the proposal

concerning the distribution of profit

PROPOSAL #6: Grant discharge to the Board members and        ISSUER             NO              N/A                  N/A

 the Auditors.

PROPOSAL #7: Approve the Determination of                            ISSUER             NO              N/A                  N/A

remuneration for the members of the Board of

Directors and the Auditors

PROPOSAL #8: Ratify the mid-term election made by the        ISSUER             NO              N/A                  N/A

 Board of Directors for the vacated Board membership

PROPOSAL #9: Election of the members of the Board of         ISSUER             NO              N/A                  N/A

Directors whose term in office have

PROPOSAL #10: Election of the members of the Board of        ISSUER             NO              N/A                  N/A

 Auditors whose term in office have

PROPOSAL #11: Ratify the Independent External                     ISSUER             NO              N/A                  N/A

Auditing Company elected by the Board of Directors

PROPOSAL #12: Authorize the members of the Board of          ISSUER             NO              N/A                  N/A

Directors to participate in activities indicated in

the Articles 334 and 335 of the Turkish trade code

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CIR COMPAGNIE INDUSTRIALI RIUNITE SPA, TORINO

  TICKER:                  N/A                 CUSIP:   T28980125

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Receive the report on the management          ISSUER             NO              N/A                  N/A

and balance sheet as at 31 DEC 2009; report of the

Board of Auditors; related and consequent resolutions

PROPOSAL #O.2: Approve the revocation of the                       ISSUER             NO              N/A                  N/A

resolution dated 30 APR 2009 concerning the

authorization to purchase and disposal of own shares

and proposal for a new authorization

PROPOSAL #O.3: Approve of the 2010 Stock Option Plan         ISSUER             NO              N/A                  N/A

PROPOSAL #E.1: Approve the integration to the proxy          ISSUER             NO              N/A                  N/A

to issue convertible bond or bond with attribution of

 warrant, granted to the Board of Directors by the

extraordinary shareholders  meeting dated 30 APR

2009, pursuant to Article 2420 of the Italian Civil

Code; consequent amendment of Article 4 of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CITY LODGE HOTELS LTD

  TICKER:                  N/A                 CUSIP:   S1714M114

  MEETING DATE:      11/5/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the annual financial statements           ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Re-appoint KPMG Inc as the Auditors               ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Re-elect Mr. F.W.J. Kilbourn as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.2: Re-elect Mrs. N. Medupe as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Re-elect Mr.'S G Morris as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Approve the fees of the Chairman of            ISSUER            YES             FOR                  FOR

the Board at ZAR 501,500

PROPOSAL #4.2: Approve the fees for their services as        ISSUER            YES             FOR                  FOR

 Directors at ZAR 98,100 each

PROPOSAL #4.3: Approve the fees of the Chairman of            ISSUER            YES             FOR                  FOR

the Audit Committee at ZAR 86,500

PROPOSAL #4.4: Approve the fees of the other members         ISSUER            YES             FOR                  FOR

of the Audit Committee at ZAR 41,500 each

PROPOSAL #4.5: Approve the fees of the Chairman of            ISSUER            YES             FOR                  FOR

the Remuneration Committee at ZAR 75,000

PROPOSAL #4.6: Approve the fees of the other members         ISSUER            YES             FOR                  FOR

of the Remuneration Committee ZAR 36,000 each

PROPOSAL #4.7: Approve the fees of the Chairman of            ISSUER            YES             FOR                  FOR

the Risk Committee ZAR 59,100 each

PROPOSAL #4.8: Approve the fees of the other members         ISSUER            YES             FOR                  FOR

of the Risk Committee ZAR 28,350

PROPOSAL #S.5: Grant authority to repurchase shares           ISSUER            YES             FOR                  FOR

PROPOSAL #6.o.1: Approve the control over the                     ISSUER            YES             FOR                  FOR

unissued shares

PROPOSAL #7.O.2: Approve the signature of documents           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CITYCON OYJ, HELSINKI

  TICKER:                  N/A                 CUSIP:   X1422T116

  MEETING DATE:      12/1/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Election of Chairman of the meeting               ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Election of Minutes-Checker and                     ISSUER             NO              N/A                  N/A

Supervisors of vote-counting

PROPOSAL #4.: Recording the legality and quorum of            ISSUER             NO              N/A                  N/A

the meeting

PROPOSAL #5.: Recording the attendance and adopting          ISSUER             NO              N/A                  N/A

the list of votes

PROPOSAL #6.: Election of Mr. Ronen Ashkenazi as a            ISSUER            YES             FOR                  FOR

new Member to the Board for a term that will continue

 until the closing of the next AGM

PROPOSAL #7.: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CITYCON OYJ, HELSINKI

  TICKER:                  N/A                 CUSIP:   X1422T116

  MEETING DATE:      3/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Coming to order                                                  ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Election of minutes-checker and                     ISSUER             NO              N/A                  N/A

supervisors of vote-counting

PROPOSAL #4.: Recording the legality of the meeting           ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Recording the attendance and adopting          ISSUER             NO              N/A                  N/A

the list of votes

PROPOSAL #6.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and the report of the Board of Directors

for the year 2009

PROPOSAL #7.: Presentation of the Auditor's report             ISSUER             NO              N/A                  N/A

PROPOSAL #8.: Adoption of the financial statements             ISSUER            YES             FOR                  FOR

PROPOSAL #9.: The Board of Directors proposes that            ISSUER            YES             FOR                  FOR

for the financial year 2009, a per-share dividend of

EUR 0.04 be paid out from the retained earnings and

EUR 0.10 per share be returned from the invested

unrestricted equity fund; the dividend and the equity

 return will be paid to a shareholder registered in

the Company's register of shareholders maintained by

Euroclear Finland Ltd on the record date for dividend

 payment and equity return on 16 MAR 2010; the Board

of Directors proposes that the dividend and equity

return be paid on 07 APR 2010

PROPOSAL #10.: Resolution on the discharge of the              ISSUER            YES             FOR                  FOR

Members of the Board of Directors and the CEO from

liability

PROPOSAL #11.: The Board of Directors' Nomination              ISSUER            YES             FOR                  FOR

Committee proposes that the remuneration of the

members of the Board of Directors remain unchanged

and that the Chairman of the Board of Directors be

paid an annual fee of EUR 160,000, the Deputy

Chairman EUR 60,000 and ordinary members of the Board

 EUR 40,000; In addition, the Nomination Committee

proposes that the Chairman of the Board and the

Chairmen of the Board's committees be paid a meeting

fee of EUR 700 and the other Board and committee

members EUR 500 per meeting; it is further proposed

that members of the Board of Directors not residing

in the Helsinki Metropolitan Area be compensated

accrued travel and lodging expenses as well as other

potential costs related to Board work

PROPOSAL #12.: The Board of Directors' Nomination              ISSUER            YES             FOR                  FOR

Committee proposes that the number of Board members

be resolved at 9

PROPOSAL #13.: The Board of Directors' Nomination              ISSUER            YES             FOR                  FOR

Committee proposes that all current members of the

Board of Directors be re-elected to the Board for a

term that will continue until the closing of the next

 AGM: Mr Ronen Ashkenazi, Mr Gideon Bolotowsky, Mr

Raimo Korpinen, Mr Tuomo Lahdesmaki, Mr Claes

Ottosson, Mr Dor J. Segal, Mr Thomas W. Wernink, Mr

Per-Hakan Westin and Mrs Ariella Zochovitzky; Said

candidates have given their consent to the election;

Personal details of the candidates are available on

the corporate website at www.citycon.com/Board

PROPOSAL #14.: The Board of Directors' Audit                       ISSUER            YES             FOR                  FOR

Committee proposes that the audit fee be paid

according to the Auditor's invoice

PROPOSAL #15.: The Board of Directors' Audit                       ISSUER            YES             FOR                  FOR

Committee proposes that the Company's current

Auditor, Ernst & Young Oy, a firm of Authorized

Public Accountants, be re-elected as the Auditor of

PROPOSAL #16.: The Board of Directors proposes that          ISSUER            YES             FOR                  FOR

the AGM would resolve to amend Article 11 of the

Articles of Association in respect of the publication

 of the notice to a general meeting in such a manner

that the notice is published only on the corporate

website (previously also in a newspaper) and in

respect of the time of the publication in such a way

that the notice is published at the earliest 2 months

 and no later than three weeks before the meeting,

however, at least nine days before the record date of

 the meeting

PROPOSAL #17.: The Board of Directors proposes that          ISSUER            YES             FOR                  FOR

the AGM would resolve on authorizing the Board of

Directors to decide on the acquisition of a maximum

of 20,000,000 own shares; the shares shall be

acquired otherwise than in proportion to the holdings

 of the shareholders through public trading on the

NASDAQ OMX Helsinki Ltd (Stock Exchange) at the

market price prevailing at the time of the

acquisition by using unrestricted equity; the shares

shall be acquired and paid for in accordance with the

 rules of the Stock Exchange and Euroclear Finland

Ltd.; the shares can be acquired to improve the

Company's capital structure or to be used in

financing or implementation of potential acquisitions

 or other corporate transactions or as part of the

Company's incentive plan; the Company may hold,

convey or cancel the shares for said purposes; the

Board of Directors shall decide on other terms and

conditions related to the acquisition of own shares,

the acquisition authorization is proposed to be valid

PROPOSAL #18.: The Board of Directors proposes that          ISSUER            YES         AGAINST           AGAINST

the AGM would resolve on authorizing the Board of

Directors to decide on issuing of new shares and/or

conveying of own shares held by the Company as well

as issuance of option rights and other special rights

 referred to in Chapter 10, Section 1 of the Finnish

Limited Liability Companies Act; the proposed

authorization entitles the Board of Directors to

issue and/or convey a maximum of 150,000,000 shares

by one or several decisions, Shares potentially

issued by virtue of the option and/or other special

rights are included in the aforesaid maximum number

of shares; by virtue of the authorization, the Board

of Directors also has the right to grant option

rights, and/or other special rights referred to in

Chapter 10, Section 1 of the Finnish Limited

Liability Companies Act, which entitle their holder

to receive new shares or the Company's own shares

against payment so that the price payable for the

shares is paid in cash or by using the subscriber's

receivable for setting off the subscription price;

the new shares may be issued and/or the own shares

held by the Company conveyed to the Company's

shareholders in proportion to their current holding

or by means of a directed share issue, waiving the

pre-emptive subscription rights of the shareholders,

if there is a weighty financial reason for the

Company to do so, such as, the use of the shares for

improvement of the Company's capital structure,

financing or implementation of potential acquisitions

 or other corporate transactions or, as a part of the

 Company's incentive plan, or for such another

reason; the Board of Directors may also decide on a

free share issue to the Company itself; the new

shares may be issued and/or the own shares held by

the Company conveyed either against payment or for

free, the directed share issue can be for free only

if there is an especially weighty financial reason

for the Company to do so, taking the interests of all

 shareholders into account; the Board of Directors is

 authorized to decide on any other matters related to

 the share issues, the share issue authorization

shall be valid for a period of 5 years and it revokes

 the share issue authorization given by the AGM on 13

PROPOSAL #19.: Closing of the meeting                                    ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CITYCON OYJ, HELSINKI

  TICKER:                  N/A                 CUSIP:   X1422T116

  MEETING DATE:      5/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Matters of order for the Meeting                    ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Election of the persons to confirm the         ISSUER             NO              N/A                  N/A

minutes and to verify the counting of votes

PROPOSAL #4.: Recording the legal convening of the            ISSUER             NO              N/A                  N/A

Meeting and quorum

PROPOSAL #5.: Recording the attendance at the Meeting        ISSUER             NO              N/A                  N/A

 and adoption of the list of votes

PROPOSAL #6.: Number of Board Members                                    ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Election of a new member of the board          ISSUER            YES             FOR                  FOR

of Directors; proposal by Board of Directors

Nomination Committee to elect Mr. Chaim Katzman as a

PROPOSAL #8.: Board's proposal to amend Article 4 of         ISSUER            YES             FOR                  FOR

Articles of Association

PROPOSAL #9.: Remuneration of members of the Board of        ISSUER            YES             FOR                  FOR

 Directors

PROPOSAL #10.: Closing of the meeting                                    ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CJ CGV CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y16604103

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of Joohyung Kim as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #4: Approve the partial amendment to                     ISSUER            YES             FOR                  FOR

Articles of Incorporation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CJ HOME SHOPPING

  TICKER:                  N/A                 CUSIP:   Y16608104

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend the Articles of incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the remuneration for Director             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CJ INTERNET CORP

  TICKER:                  N/A                 CUSIP:   Y1660G106

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES         AGAINST           AGAINST

Articles of Incorporation

PROPOSAL #3.1: Election of Kung Hoon Nam as an Inside        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.2: Election of Young Sik Kwon as an                 ISSUER            YES             FOR                  FOR

Inside Director

PROPOSAL #3.3: Election of Jae Hyun Lee as an Inside         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.4: Election of Young Ki Cho as an Inside         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.5: Election of Young Kuk Lee as an Inside        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.6: Election of Kang Yon Lee as an Outside        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.7: Election of Jun Kil Jung as an Outside        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.8: Election of Dong Keun Ha as an Outside        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #4.1: Election of Kang Yon Lee as a Audit            ISSUER            YES             FOR                  FOR

Committee Member

PROPOSAL #4.2: Election of Jun Kil Jung as a Audit            ISSUER            YES             FOR                  FOR

Committee Member

PROPOSAL #4.3: Election of Dong Keun Ha as a Audit            ISSUER            YES             FOR                  FOR

Committee Member

PROPOSAL #5: Approve the Stock Option for staff                  ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CKD CORPORATION

  TICKER:                  N/A                 CUSIP:   J08022113

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Renewal of Anti-Takeover Defense        ISSUER            YES         AGAINST           AGAINST

 Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CLARIANT AG, MUTTENZ

  TICKER:                  N/A                 CUSIP:   H14843165

  MEETING DATE:      3/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2009 annual report                       ISSUER            YES             FOR                  FOR

including the compensation report, Clariant Ltd's

financial statements, the Group's consolidated

financial report for FY 2009 and acknowledge the

reports by the Company's Auditors

PROPOSAL #2.: Grant discharge to the Corporate Bodies        ISSUER            YES         AGAINST           AGAINST

 of the Company for their actions in the business

year 2009

PROPOSAL #3.: Approve to allocate the loss of the              ISSUER            YES             FOR                  FOR

business year 2009 of the holding company Clariant

Ltd in the amount of CHF 95,256,732 to the free

reserves; [the Group result was a loss of CHF 194

million for the year, as already reported]

PROPOSAL #4.1: Amend the Articles 4(2), 4(3), Article        ISSUER            YES             FOR                  FOR

 4(4), Article 4(5) of the Articles of Association in

 the German version

PROPOSAL #4.2: Amend the Articles 12[5] and Article          ISSUER            YES             FOR                  FOR

13[3] of the Articles of Association in the German

version

PROPOSAL #5.: Re-elect Prof. Dr. Peter Chen to the            ISSUER            YES             FOR                  FOR

Board of Directors for a term of three years

PROPOSAL #6.: Re-elect PricewaterhouseCoopers AG as          ISSUER            YES             FOR                  FOR

the Auditors for 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CLARION CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J08064107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Change Company's                ISSUER            YES             FOR                  FOR

Location to Saitama

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CLAS OHLSON AB, INSJON

  TICKER:                  N/A                 CUSIP:   W22137108

  MEETING DATE:      9/12/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the AGM                                            ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Election of Mr. Bo Berggren as a                   ISSUER             NO              N/A                  N/A

Chairman of the AGM

PROPOSAL #3.: Preparation and approval of voting list        ISSUER             NO              N/A                  N/A

PROPOSAL #4.: Approval of the agenda                                     ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Election of 1 or 2 minutes checkers               ISSUER             NO              N/A                  N/A

PROPOSAL #6.: Determination that the Meeting has been        ISSUER             NO              N/A                  N/A

 duly convened

PROPOSAL #7.: Presentation of the annual report and          ISSUER             NO              N/A                  N/A

Auditors' report and the Consolidated accounts and

the Auditors' report on the Consolidated accounts for

 2008/2009

PROPOSAL #8.: Chief Executive Officer's address                  ISSUER             NO              N/A                  N/A

PROPOSAL #9.: Chairman of the Board's report on the          ISSUER             NO              N/A                  N/A

work of the Board and the remuneration and Audit

Committees

PROPOSAL #10.: Question time                                                   ISSUER             NO              N/A                  N/A

PROPOSAL #11.: Adopt the income statement and balance        ISSUER            YES             FOR                  FOR

 sheet and the Consolidated income statement and

Consolidated balance sheet for 2008/2009

PROPOSAL #12.: Approve to allocate the retained                 ISSUER            YES             FOR                  FOR

earnings at the disposal of the AGM, in an amount of

SEK 891,628,308 so that SEK 196,800,000 be paid as a

dividend [SEK 3 per share] and that SEK 694,828,308

is carried forward, the record date for the dividend

be 16 SEP 2009

PROPOSAL #13.: Grant discharge to the Board Members          ISSUER            YES             FOR                  FOR

and the Chief Executive Officer from liability for

the 2008/2009 FY

PROPOSAL #14.: Approve to determine the number of              ISSUER            YES             FOR                  FOR

Board Members at 8 and that no Deputy Board Members

be appointed

PROPOSAL #15.: Approve to pay the Director fees in an        ISSUER            YES             FOR                  FOR

 amount of SEK 2,562,500 and be distributed as

follows: SEK 500,000 to the Chairman of the Board and

 SEK 250,000 to each of the Board Members elected by

the AGM and who are not employees of the Company, the

 remuneration of Members of the Audit Committee who

are not employees of the Company be paid in a total

amount of SEK 250,000 annually, of which SEK 125,000

is to be paid to the Chairman of the Audit Committee

and SEK 62,500 to each of the other Members of the

committee, and that remuneration of Members of the

remuneration committee who are not employees of the

Company be paid in a total amount of SEK 312,500

annually, of which SEK 125,000 is to be paid to the

Chairman of the remuneration committee and SEK 62,500

 to each of the other 3 Members of the Committee,

that remuneration of the Auditor, during the

Auditor's period in office, be paid on current

account in return for an invoice approved by the

PROPOSAL #16.: Re-elect Messrs. Anders Moberg, Klas          ISSUER            YES             FOR                  FOR

Balkow, Bjorn Haid, Cecilia Marlow, Lottie

Svedenstedt, Elisabet Salander Bjorklund and Urban

Jansson as the Board Members and elect Mr. Edgar

Rosenherger as a new Board Member; and elect Mr.

Anders Moberg as the Chairman of the Board

PROPOSAL #17.: Approve the specified guidelines for          ISSUER            YES             FOR                  FOR

remuneration and other terms of employment for senior

 executives

PROPOSAL #18.: Approve the Nomination Committee, as          ISSUER            YES             FOR                  FOR

specified

PROPOSAL #19.: Adopt a Long Term Incentive Plan [LTI         ISSUER            YES             FOR                  FOR

2010] as specified

PROPOSAL #20.: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

make decisions on the Company's acquisition and

transfer of treasury shares, and motion concerning a

resolution to transfer treasury shares as specified

PROPOSAL #21.: Closing of the AGM                                           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CLEVO CO LTD

  TICKER:                  N/A                 CUSIP:   Y1661L104

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The revision to the rules of Board              ISSUER             NO              N/A                  N/A

meeting

PROPOSAL #A.5: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.5 per share

PROPOSAL #B.3: Approve to revise the investment quota        ISSUER            YES             FOR                  FOR

 in people's republic of China

PROPOSAL #B.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CLOSE BROS GROUP PLC

  TICKER:                  N/A                 CUSIP:   G22120102

  MEETING DATE:      11/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's 2009 annual                 ISSUER            YES             FOR                  FOR

report and accounts together with the reports of the

Directors and Auditors

PROPOSAL #2.: Approve the report of the Board on                ISSUER            YES             FOR                  FOR

Directors remuneration for the FYE 31 JUL 2009

PROPOSAL #3.: Grant authority for the payment of a            ISSUER            YES             FOR                  FOR

final dividend on the ordinary shares of 25.5p per

share for the YE 31 JUL 2009 on 19 NOV 2009 to

shareholders on the register at the close of business

 on 09 OCT 2009

PROPOSAL #4.: Elect Ray Greenshields as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #5.: Elect Preben Prebensen as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #6.: Re-elect Stephen Hodges as a Director          ISSUER            YES             FOR                  FOR

of the Company, who retires by rotation

PROPOSAL #7.: Re-elect Strone Macpherson as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation

PROPOSAL #8.: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #9.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the remuneration of the Auditors

PROPOSAL #10.: Approve the establishment of the Close        ISSUER            YES             FOR                  FOR

 Brothers Omnibus Share Incentive Plan [the Plan] the

 principal provisions of which are summarized in

appendix 2 and authorize the Directors to do all acts

 and things necessary to establish and carry the plan

 into effect

PROPOSAL #11.: Authorize the Board to allot shares in        ISSUER            YES             FOR                  FOR

 the Company and to grant rights to subscribe for or

convert any security into shares in the Company up to

 a nominal amount of GBP 12,032,108 [such amount to

be reduced by the nominal amount of any equity

securities [ the Companies Act 2006] allotted under

paragraph (b) below in excess of GBP 12,032,108]; and

 comprising equity securities [as defined in the

Companies Act 2006] up to a nominal amount of GBP

24,064,216 [such amount to be reduced by any shares

and rights to subscribe for or convert any security

into shares allotted under paragraph (a) above] in

connection with an offer by way of a rights issue;

(1) to ordinary shareholders in proportion [as nearly

 as may be practicable] to their existing holdings;

and (2) to holders of other equity securities as

required by the rights of those securities or as the

Board otherwise considers necessary and [for the

purposes of paragraph (b) above] so that the Board

may impose any limits or restrictions and make any

arrangements which it considers necessary or

appropriate to deal with treasury shares, fractional

entitlements, record dates, legal, regulatory or

practical problems in, or under the laws of, any

territory or any other matter; [Authority expires the

 earlier of, at the conclusion of the next AGM of the

 Company or 18 FEB 2011]; and the Company may allot

relevant securities after the expiry of this

authority in pursuance of such an offer or agreement

PROPOSAL #S.12: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 Companies Act 2006, are to be treated

as provisions of the Company's Articles of

Association; and adopt the Articles of Association

produced to the meeting and initialed by the chairman

 of the meeting for the purpose of identification as

the Articles of Association of the Company in

substitution for, and to the exclusion of, the

PROPOSAL #S.13: Approve to call a general meeting              ISSUER            YES             FOR                  FOR

other than an AGM may be called on not less than 14

clear days' notice

PROPOSAL #S.14: Authorize the Board, if resolution 11        ISSUER            YES             FOR                  FOR

 is passed, to allot equity securities [Companies Act

 2006] for cash under the authority given by that

resolution and/or where the allotment is treated as

an allotment of equity securities under Section

560(2)(b) of the Companies Act 2006, free of the

restriction in Section 561(1) of the Companies Act

2006 such power to be limited; a) in connection with

a rights issue in favor of ordinary shareholders; b)

in the case of the authority granted under paragraph

(a) of resolution 11 and/or in the case of any

transfer of treasury shares which is treated as an

allotment of equity securities under Section

560(2)(b) of the Companies Act 2006, to the allotment

 [otherwise than under paragraph (a) above] of equity

 securities up to a nominal amount of GBP 1,804,816;

[Authority expires the earlier of the conclusion of

the next AGM of the Company or 18 FEB 2011]; and the

Company may allot relevant securities after the

expiry of this authority in pursuance of such an

PROPOSAL #S.15: Authorize the Company, to make market        ISSUER            YES             FOR                  FOR

 purchases [Section 693(4) of the Companies Act 2006]

 of its ordinary shares of 25p each, subject to the

following conditions; the maximum number of ordinary

shares authorized to be purchased is 14,438,530; the

minimum price [exclusive of expenses] which may be

paid for an ordinary share is 25p; the maximum price

[exclusive of expenses] which may be paid for each

ordinary share is the higher of an amount equal to

105% of the average of the middle market quotations

of an ordinary share of the Company as derived from

the London Stock Exchange Daily Official List for the

 5 business days immediately preceding the day on

which the ordinary share is contracted to be

purchased; and an amount equal to the higher of the

price of the last independent trade of an Ordinary

share and the highest current Independent bid for an

ordinary share a derived from the London Stock

Exchange Trading System; [Authority expires the

earlier of the conclusion of the next AGM of the

Company in 2010 or 18 months]; the Company, before

the expiry, may make a contract to purchase ordinary

shares which will or may be executed wholly or partly

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CLOUGH LTD

  TICKER:                  N/A                 CUSIP:   Q2534F109

  MEETING DATE:      10/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt, for the purposes of Section                ISSUER            YES         AGAINST           AGAINST

250R(2) of the Corporations Act and for all other

purposes, the remuneration report as specified in the

 Directors' report for the YE 30 JUN 2009

PROPOSAL #2.A: Re-elect, for the purpose of Article          ISSUER            YES             FOR                  FOR

13.3 of the Constitution, Mr. Mike Harding as a

Director, who retires by rotation

PROPOSAL #2.B: Re-elect, for the purpose of Article          ISSUER            YES             FOR                  FOR

13.3 of the Constitution, Mr. Roger Rees as a

Director, who retires by rotation

PROPOSAL #3.: Approve, for the purposes of exception         ISSUER            YES             FOR                  FOR

9(b) of Listing Rule 7.2 and for all other purposes,

the amendments to the rules of the Employee Option

Plan and the issue of Options under the Employee

Option Plan from time to time as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CLS HOLDINGS PLC

  TICKER:                  N/A                 CUSIP:   G2212D104

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Company's annual          ISSUER            YES             FOR                  FOR

report and accounts for the YE 31 DEC 2009

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report

PROPOSAL #3: Re-appoint John Whiteley as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-elect Sten Mortstedt as a Director             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Re-elect Thomas Lundqvist as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Re-elect Thomos Thomson as a Director             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Re-elect Bengt Mortstedt as a Director           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #8: Re-appoint Deloitte LLP as the Auditors         ISSUER            YES             FOR                  FOR

PROPOSAL #9: Authorize the Directors to fix                        ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #10: Authorize the Directors to allot                   ISSUER            YES             FOR                  FOR

relevant securities

PROPOSAL #S.11: Approve to dis-apply pre-emption                ISSUER            YES             FOR                  FOR

rights

PROPOSAL #S.12: Authorize the Directors to offer a            ISSUER            YES             FOR                  FOR

script dividend option in respect of any dividends

declared or paid during the Company's current FY

PROPOSAL #S.13: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #S.14: Authorize the Company to hold general        ISSUER            YES             FOR                  FOR

 meetings  other than AGM's  on not less than 14

clear day's notice

PROPOSAL #S.15: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

 of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CLUB MEDITERRANEE

  TICKER:                  N/A                 CUSIP:   F18690101

  MEETING DATE:      2/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Receive the reports of the Board of            ISSUER            YES             FOR                  FOR

Directors, Chairman and of the Auditors, approves the

 Company's financial statements for the YE on 31 Oct

2009 as presented, showing a net debit income of EUR

30,109,125.00 accordingly, the shareholders' meeting

gives permanent discharge to the Directors for the

performance of their duties during the said FY

PROPOSAL #O.2: Approve the reports of the Board of            ISSUER            YES             FOR                  FOR

Directors, of the Board of Directors' chairman and of

 the auditors, approves the consolidated financial

statements for the said financial year in the form

presented to the meeting, showing a net debit income

of EUR 53,000,000.00 and an attributable part to the

shareholders of the company corresponding to a loss

of EUR 58,000,000.00

PROPOSAL #O.3: Approve to record the loss for the              ISSUER            YES             FOR                  FOR

year of EUR 30,109,125.00 as a deficit in retained

earnings. following this appropriation, the retained

earnings account will show a new balance of EUR

327,585,406.00.as required by law, it is reminded

that, for the last three financial years, the

dividends paid, were as follows nil for FY 2008-

2007,nil for FY 2007-2006, nil for FY 2006-2005

PROPOSAL #O.4: Approve the special report of the                ISSUER            YES             FOR                  FOR

Auditors on agreements governed by Articles L.225-38

et seq. and Articles L.225-86 et seq. of the French

Commercial Code, approves the transactions and

agreements concluded or executed during the FYE on 31

 OCT 2009

PROPOSAL #O.5: Approve to award total annual fees of         ISSUER            YES             FOR                  FOR

EUR 305,000.00 for the FY starting from 01 NOV 2009

to 31 OCT 2010

PROPOSAL #O.6: Authorize the Board of Directors to            ISSUER            YES         AGAINST           AGAINST

trade in the Company's shares on the stock market,

subject to the conditions described below maximum

purchase price EUR 50.00 maximum number of shares to

be acquired 10% of the share capital, maximum funds

invested in the share buybacks EUR 141,407,040.00,

i.e. basing on a number of 28,281,408 shares held on

31 OCT 2009 this authorization is given for an 18-

month period the number of shares acquired by the

Company with a view to their retention or their

subsequent delivery in payment or exchange as part of

 a merger, divestment or capital contribution cannot

exceed 5% of its capital the shareholders' meeting

delegates all powers to the Board of Directors to

take all necessary measures and accomplish all

necessary formalities. this authorization supersedes

the fraction unused of the authorization granted by

the shareholders' meeting of 02 Feb 2009 in its

Resolution 15

PROPOSAL #O.7: Ratify the appointment of Mr. Anass            ISSUER            YES         AGAINST           AGAINST

Houiralami as a Director, to replace Mr. Mustapha

Bakkoury, for the remainder of Mr. Mustapha

Bakkoury's term of office, i.e. until the

shareholders' meeting called to approve the financial

 statements for the FYE on 31 OCT 2010

PROPOSAL #O.8: Ratify the appointment of Mr. Jacques         ISSUER            YES         AGAINST           AGAINST

lenormand as a Director, to replace Mr. Aimery

langlois meurinne, for theremainder of Mr. Aimery

langlois meurinne's term of office, i.e. untilthe

shareholders' meeting called to approve the financial

 statementsfor the fiscal year ended on october 31,

PROPOSAL #O.9: Approve the nomination of Fipar                   ISSUER            YES         AGAINST           AGAINST

International as a Director for a 3 year period

PROPOSAL #O.10: Approve the nomination of Credit                ISSUER            YES         AGAINST           AGAINST

Agricole Capital Investment & Finance as a Director

for a 3-year period

PROPOSAL #O.11: Approve the nomination of Mr. Alain          ISSUER            YES         AGAINST           AGAINST

Dinin as a Director for a 3-year period

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

increase the capital, on one or more occasions, in

France, abroad or on the international market, by the

 issuance, with preferred subscription rights

maintained, of - ordinary shares of the company or

any securities giving access to the share capital, -

or the issue of securities giving right loan

allocation of debt securities; it would be advisable

to specify that the issues of preference shares of

any capital securities giving access to preference

shares are excluded. the maximum nominal amount of

the capital increases which may be carried out by

virtue of the present delegation is set at EUR

75,000,000.00, it being provided that the global

maximum nominal amount of the capital increases which

 may be carried out by virtue of the present

delegation and the ones granted by

PROPOSAL #E.13: Authorize the Board of Directors the         ISSUER            YES         AGAINST           AGAINST

necessary powers to increase the capital, on one or

more occasions, in France, abroad and, or on the

international market, by the issuance, through a

public offering, with cancellation of the

subscription rights, of ordinary shares or securities

 giving access to the share capital (new or existing

shares of the company), or the issue of securities

giving right to an allocation of debt securities, it

would be advisable to specify that the issues of

preference shares of any capital securities giving

access to preference shares are excluded, the maximum

 nominal amount of the capital increases which may be

 carried out by VI originator of message BNP Paribas

Securities Services of the present delegation is set

at EUR 40,000,000.00, it being provided that this

amount shall count against the overall ceiling set

forth in paragraph 2 of resolution 12 of the present

meeting. the maximum nominal amount of debt

securities which may be issued shall not exceed EUR

300,000,000.00, it being provided that this amount

shall count against the ceiling set forth in

paragraph 2 of resolution 12 above and concerning the

 debt securities, and that this amount is independent

 and distinct from the amount of the debt securities

whose issue may be decided or authorized by the Board

 of Directors in accordance with Article l.228-40 of

the French Commercial Code, this authorization is

granted for a 26-month period, the shareholders'

meeting delegates all powers to the Board of

Directors to take all necessary measures and

accomplish all necessary formalities, this delegation

 of powers supersedes the fraction unused of any and

all earlier delegations to the same effect

PROPOSAL #E.14: Authorize the Board of Directors the         ISSUER            YES         AGAINST           AGAINST

necessary powers to increase the capital, on one or

more occasions, in France, abroad or on the

international market, up to 20% per year , by

issuance, with cancellation of the subscription

rights, and in the frame of an offer governed by

Article l.411-2, ii of the financial and monetary

code, of ordinary shares or securities giving access

to the share capital [new or existing shares of the

Company], or the issue of securities giving right to

an allocation of debt securities, the amount of the

capital increases carried out by virtue of the

present resolution shall count against the overall

ceiling set forth in paragraph 2 of resolution 12 of

the present meeting and against the amount of the

ceiling set forth in paragraph 2 of resolution 13.

the maximum nominal amount of debt securities which

may be issued shall not exceed EUR 300,000,000.00, it

 being provided that this amount shall count against

the ceiling set forth in paragraph2 of resolution 12

and against the ceiling set forth in paragraph 2 of

resolution 13 concerning the debt securities, and

that this amount is independent and distinct from the

 amount of the debt securities whose issue may be

decided or authorized by the Board of Directors in

accordance with Article l.228- 40 of the French

Commercial Code, this authorization is granted for a

26-month period, the shareholders' meeting delegates

all powers to the Board of Directors to take all

necessary measures and accomplish all necessary

PROPOSAL #E.15: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

increase the number of securities to be issued in the

 event of a capital increase with or without

preferential subscription right of shareholders, at

the same price as the initial issue, within 30 days

of the closing of the subscription period and up to a

 maximum of 15% of the initial issue, this delegation

 is granted for a 26-month period, the general

meeting decides that the nominal amount of the

capital increases decided by virtue of the present

resolution shall count against the ceiling of the

present resolution and against the global ceiling set

 forth in paragraph 2 of the above resolution 12,

this delegation of powers supersedes the fraction

unused of any and all earlier delegations to the same

PROPOSAL #E.16: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

proceed, up to 10% of the share capital, with

cancellation of the preferential subscription rights,

 with the issue of shares or any securities giving

access to the capital, in consideration for the

contributions in kind granted to the Company and

comprised of capital securities or securities giving

access to the share capital. the general meeting

decides that the nominal amount o f the capital

increase resulting from the issue of securities

mentioned in the above paragraph shall count against

the overall ceiling set forth in paragraph 2 of t he

above resolution 12, this authorization is granted

for a 26 month period, the shareholders' meeting

delegates all powers to the Board of Directors to

take all necessary measures and accomplish all

necessary formalities, this delegation of powers

supersedes the fraction unused of any and all earlier

 delegations to the same effect

PROPOSAL #E.17: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

issue, at its sole discretion, in France or abroad,

with cancellation of the preferential subscription

rights, Company's equity securities or securities

giving access to the Company's share capital or

giving right to allocation of debt securities, in

consideration for securities tendered in a public

exchange offer initiated by the Company concerning

the shares of another Company, the maximum nominal

amount of the capital increases which may be carried

out by virtue of the present delegation shall not

exceed EUR 40,000,000.00 and shall count against the

amount of the overall ceiling mentioned in paragraph

2 of resolution 12 and against the ceiling set forth

in paragraph 2 of resolution 13 of the present

meeting, the maximum nominal amount of debt

securities giving access to the share capital shall

not exceed the ceiling of EUR 300,000,000.00, it

being provided that this amount shall count against

the ceiling mentioned in paragraph 2 of resolution 12

 and against the ceiling set forth in paragraph 2 of

the above resolution 13 concerning the debt

securities, this authorization is granted for a 26-mo

 nth period, this delegation of powers supersedes the

 fraction unused of any and all earlier delegations

PROPOSAL #E.18: Authorize the Board of Directors, in         ISSUER            YES         AGAINST           AGAINST

one or more transactions, to the Company's employees,

 or some of them, to any subsidiaries or economy

interest groupings r elated to it, options giving the

 right either to subscribe for new shares in the

company to be issued through a share capital

increase, and, or to purchase existing shares

purchased by the company, it being provided that the

options shall not give rights to a total number of

shares , which shall exceed 2% of the share capital,

the amount of the capital increase resulting from t

he issue of shares is independent and distinct, and

shall not count against any other ceiling, the

present authorization is granted for a 26-month

period, the shareholders' meeting delegates all

powers to the Board of Directors to take all

necessary measures and accomplish all necessary

formalities, this delegation of powers supersedes the

 fraction unused of any and all earlier delegations

PROPOSAL #E.19: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

grant, for free, on one or more occasions and at its

sole discretion, existing or future shares, in favour

 of beneficiaries chosen among the company's

employees, or some categories of them, and/or

Companies and groups related to it, they may not

represent more than 1% of the share capital, the

amount of the capital increase resulting from the

issue of shares is independent and distinct, and

shall not count against any other ceiling, the

present delegation is given for a 26-month period,

originator of message BNP Paribas Securities Services

 the shareholders' meeting delegates all powers to

the Board of Directors to take all necessary measures

 and accomplish all necessary formalities, this

delegation of powers supersedes the fraction unused

of any and all earlier delegations to the same effect

PROPOSAL #E.20: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

proceed, on one or more occasions, with cancellation

of the preferential subscription rights, with the

issue of new shares or any capital securities and, or

 any securities in favour of the employees, former

employees and corporate officers of the Company and,

or companies related to it, who are Members of a

Company or group savings plan, and, or of a voluntary

 partnership employee savings scheme for which the

employees could directly subscribe through any

corporate mutual funds, the allocation, for free, of

shares or any securities giving access to the share

capital in favour of said employees and corporate

officers and with in the provisions governed by Artic

 le l.3332-21 of the labour code, this delegation is

given for a 26-mont h period and for a nominal amount

 that shall not exceed EUR 5,000,000.00 the nominal

amount of the capital increase carried out by virtue

of the present delegation shall count against the

amount of the over all ceiling set forth in paragraph

 2 of resolution 12 of the present general meeting,

the shareholders' meeting delegates all powers to the

 Board of Directors to take all necessary measures

and accomplish all necessary formalities, this

delegation of powers supersedes the fraction unused

of any and all earlier delegations to the same effect

PROPOSAL #E.21: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce the share capital, on one or more occasions,

by cancelling all or part of the shares held by the

Company in connection with a Stock Repurchase Plan,

up to a maximum of 10% of the share capital over a

24-month period, this authorization is given for an

18-month period, the shareholders' meeting delegates

all powers to the Board of Directors to take all

necessary measures and accomplish all necessary

formalities, this delegation of powers supersedes the

 fraction unused of any and all earlier delegations

to the same effect

PROPOSAL #E.22: Approve that, having reviewed the              ISSUER            YES             FOR                  FOR

merger agreement of the Company 'Centro Vacanze Ka

Marina Sole e Sabbia Di Sicilia S.P.A.' into the

Company 'Club Meditte Ranee' agreed upon pursuant to

a merger agreement signed on 01 NOV 2009, providing

for the contributions by the Company pursuant to a

merger of all of its assets, with the corresponding

taking over of all its liabilities, the shareholders'

 meeting approves all the provisions of this merger

agreement. subject to the completion of the

conditions precedent governed by the merger

agreement, the shareholders' meeting approves the

transfer of the universal assets of the Company

'Centro Vacanze Kamarina Sole e Sabbia Di Sicilia

S.P.A.' and the valuation for it, amounting to EUR

14,923,753.26, and the merger surplus of EUR

2,179,357.40 resulting from it, the shareholders'

meeting resolves to fix the unconditional completion

date of the merger on 01 NOV 2009, the shareholders'

meeting delegates all powers to the chief executive

officer to take all necessary measures and accomplish

PROPOSAL #E.23: Amend Article 7 of the Bylaws                     ISSUER            YES             FOR                  FOR

concerning the holding of shares and the declarations

 of the exceeding of the threshold of the Bylaws

PROPOSAL #E.24: Approve to cancel the paragraph 4 of         ISSUER            YES             FOR                  FOR

Article 14 of the bylaws concerning the compulsory

holding of 50 shares of the Company by the Directors

PROPOSAL #E.25: Grant full powers to the bearer of an        ISSUER            YES             FOR                  FOR

 original, a copy or extract of the minutes of this

meeting to carry out all filings, publications and

other formalities prescribed by law, originator of

message BNP Paribas Securities Services

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CMC LTD

  TICKER:                  N/A                 CUSIP:   Y1661C112

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited profit and        ISSUER            YES             FOR                  FOR

 loss account for the YE 31 MAR 2010 and the balance

sheet as at that date and the reports of the Board of

 Directors and the Auditors

PROPOSAL #2: Declare a dividend                                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Re-appointment of Mr. Surendra Singh as         ISSUER            YES             FOR                  FOR

a Director, who retires by rotation

PROPOSAL #4: Re-appointment of Dr. K R'S Murthy as a         ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5: Appointment of the Statutory Auditors            ISSUER            YES             FOR                  FOR

and fix their remuneration

PROPOSAL #6: Appointment of Mr.'S Mahalingam as a              ISSUER            YES             FOR                  FOR

Director of the Company, liable to retire by rotation

PROPOSAL #7: Approve, pursuant to Sections 198, 269,         ISSUER            YES             FOR                  FOR

309, 310, 311 and other applicable provisions, if

any, of the Companies Act, 1956  the Act , read with

Schedule XIII of the act, the re-appointment and

terms of remuneration of Mr. R Ramanan, Managing

Director and Chief Executive Officer of the Company

from 13 DEC 2009 to 30 APR 2013, upon the terms and

conditions  as specified , with liberty to the Board

to alter and vary the terms and conditions of the

said re-appointment and remuneration in such manner

as may be agreed to between the Board and Mr. R

Ramanan; authorize the Board to take all such steps

as may be necessary, proper and expedient to give

effect to this resolution roper and expedient to give

 effect to this Resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CMK CORPORATION

  TICKER:                  N/A                 CUSIP:   J08148108

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CML HEALTHCARE INCOME FD

  TICKER:                  N/A                 CUSIP:   12582P105

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of the Directors of CML                     ISSUER            YES             FOR                  FOR

Healthcare Inc. (CML)as specified

PROPOSAL #2: Election of the Trustees of the Fund as         ISSUER            YES             FOR                  FOR

specified

PROPOSAL #3: Appointment of PricewaterhouseCoopers            ISSUER            YES             FOR                  FOR

LLP as the Auditors of the Fund for 2010 and

authorize the Trustees to fix their remuneration

PROPOSAL #4: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COAL OF AFRICA LTD

  TICKER:                  N/A                 CUSIP:   Q2593N100

  MEETING DATE:      11/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the          ISSUER            YES         AGAINST           AGAINST

YE 30 JUN 2009

PROPOSAL #2.: Elect Professor Ntshengedzeni Alfred            ISSUER            YES         AGAINST           AGAINST

Nevhutanda as a Director of the Company, who retires

in accordance with Clause 3.3 of the Company's

Constitution

PROPOSAL #3.: Elect Mr. Hendrik Jacobus Verster as a         ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with Clause 3.3 of the Company's Constitution

PROPOSAL #4.: Re-elect Mr. Peter Cordin as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires by rotation in

accordance with Clause 3.6 of the Company's

PROPOSAL #5.: Re-elect Mr. Steve Bywater as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with clause 3.6 of the Company's

PROPOSAL #6.: Ratify, for the purpose of Listing Rule        ISSUER            YES             FOR                  FOR

 7.4 of the Listing Rules of the ASX and all other

purposes, the allotment and issue of 1,990,000 Shares

 on 23 OCT 2009 at a deemed issue price of AUD 0.77

per Share to the parties and otherwise on the terms

and conditions as specified

PROPOSAL #7.: Approve, for the purpose of Listing              ISSUER            YES             FOR                  FOR

Rule 7.1 of the Listing Rules of the ASX and all

other purposes, the allotment and issue of 5,625,750

Shares at a deemed issue price of AUD 0.40 per Share

to Tranter Holdings [Pty] Ltd [or its nominee/s] and

on the terms and conditions as specified

PROPOSAL #8.: Approve, pursuant to and in accordance         ISSUER            YES             FOR                  FOR

with Exception 9 of Listing Rule 7.2, the issue of

securities under the Coal of Africa Limited Employee

Share Option Plan [the rules of which are as

specified] as an exception to Listing Rule 7.1

PROPOSAL #9.: Authorize the Directors, under and for         ISSUER            YES         AGAINST           AGAINST

the purposes of Listing Rule 10.11 of the Listing

Rules of ASX and all other purposes, to grant

3,000,000 Options for no consideration, exercisable

on or before 30 NOV 2014 at an exercise price of AUD

2.74 each, to Simon Farrell or his nominee, on the

terms and conditions as specified

PROPOSAL #10.: Authorize the Directors, under and for        ISSUER            YES         AGAINST           AGAINST

 the purposes of Listing Rule 10.11 of the Listing

Rules of ASX and all other purposes, to grant

2,000,000 Options for no consideration, exercisable

on or before 30 NOV 2014 at an exercise price of AUD

2.74 each, to Blair Sergeant or his nominee, on the

terms and conditions as specified

PROPOSAL #11.: Ratify, for the purpose of Listing              ISSUER            YES             FOR                  FOR

Rule 7.4 of the Listing Rules of the ASX and all

other purposes, the allotment and issue of 59,867,731

 Shares at an issue price 95 pence each and on the

terms and conditions as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COAL OF AFRICA LTD

  TICKER:                  N/A                 CUSIP:   Q2593N100

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve, for the purpose of Listing Rule        ISSUER            YES             FOR                  FOR

 7.1 and all other purposes, the allotment and issue

of up to 50,000,000 shares at an issue price of AUD

0.60 per share to the parties and otherwise on the

terms and conditions as specified

PROPOSAL #2: Ratify, for the purpose of Listing Rule         ISSUER            YES             FOR                  FOR

7.4 and all other purposes, the allotment and issue

of 350,000 shares on 17 FEB 2010 at a deemed issue

price of AUD 2.00 each to the parties and otherwise

on the terms and conditions as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COCA-COLA CENTRAL JAPAN CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J0814J104

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COCA-COLA FEMSA SAB DE CV

  TICKER:                  N/A                 CUSIP:   P2861Y136

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report from the general                ISSUER            YES             FOR                  FOR

Director of Coca-Cola Femsa, S.A.B. De C.V., opinion

of the Board of Directors regarding the contents of

the report from the general Director and reports from

 the Board itself regarding the main accounting and

information policies and criteria followed in the

preparation of the financial information, as well as

regarding the transactions and activities in which it

 has intervened, reports from the Chairpersons of the

 audit and Corporate practices committees,

presentation of the financial statements for the 2009

 FY, in accordance with the terms of Article 172 of

the general mercantile Companies law and of the

applicable provisions of the securities market law

PROPOSAL #2: Receive the report regarding the                     ISSUER            YES             FOR                  FOR

fulfillment of the tax obligations

PROPOSAL #3: Approve the allocation of the results            ISSUER            YES             FOR                  FOR

account from the 2009 FY, in which are included to

declare and pay a cash dividend, in MXN, in the

amount of MXN 1.41 for each share in circulation

PROPOSAL #4: Approve to establish the maximum amount         ISSUER            YES             FOR                  FOR

of funds that can be allocated to the purchase of the

 Company's own shares, the amount of MXN

PROPOSAL #5: Election of the Members of the Board of         ISSUER            YES         AGAINST           AGAINST

Directors and Secretaries,

PROPOSAL #6: Election of the Members of the finance          ISSUER            YES         AGAINST           AGAINST

and planning, audit and Corporate

PROPOSAL #7: Appointment of delegates to formalize            ISSUER            YES             FOR                  FOR

the resolutions of the meeting

PROPOSAL #8: Approve, if relevant of the meeting                ISSUER            YES             FOR                  FOR

minutes

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COCA-COLA FEMSA SAB DE CV

  TICKER:                  N/A                 CUSIP:   P2861Y136

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend the Articles 23 and 29 of the              ISSUER            YES             FOR                  FOR

Corporate bylaws of the Company

PROPOSAL #2.: Appointment of delegates who will                 ISSUER            YES             FOR                  FOR

formalize the resolutions of the meeting

PROPOSAL #3.: Approve the meeting minutes                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COFFEY INTERNATIONAL LTD COF

  TICKER:                  N/A                 CUSIP:   Q2600A109

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report of the              ISSUER            YES             FOR                  FOR

Company for the YE 30 JUN 2009 together with the

reports of the Directors and Auditor

PROPOSAL #2.: Approve the remuneration report for the        ISSUER            YES         AGAINST           AGAINST

 YE 30 JUN 2009

PROPOSAL #3.: Elect Dr. John F. Mulcahy as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #4.: Re-elect Mr. Stephen R. Williams as a          ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #5.: Approve, for the purposes of ASX                   ISSUER            YES         AGAINST           AGAINST

Listing Rule 10.14 and for all other purposes, the

issue of shares to the Trustee of the Coffey Rewards

Share Plan for the benefit of Mr. Roger John Olds

PROPOSAL #6.: Approve, for the purposes of ASX                   ISSUER            YES         AGAINST           AGAINST

Listing Rules 10.11 and 10.14 and for all other

purposes, the issue of shares to the Trustee of the

Coffey Rewards Share Plan for the benefit of Dr. Glen

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COFIDE CIA FINANZIARIA DE BENEDETTI SPA, TORINO

  TICKER:                  N/A                 CUSIP:   T19404101

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report and the financial              ISSUER             NO              N/A                  N/A

statement at 31 DEC 2009 report of the Board of

Auditors, any adjournment thereof

PROPOSAL #2: Approve to determine the number of                 ISSUER             NO              N/A                  N/A

Directors and appointment of Directors for corporate

years 2010-2012 and to fix the emoluments

PROPOSAL #3: Approve the revocation of resolution of         ISSUER             NO              N/A                  N/A

30 APR 2009 concerning authorization to share buyback

 and disposal

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COFINIMMO SICAFI SA, BRUXELLES

  TICKER:                  N/A                 CUSIP:   B25654136

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the statement of the Management         ISSUER             NO              N/A                  N/A

report of the social and consolidated exercise

PROPOSAL #2: Approve the statement of the Auditor's          ISSUER             NO              N/A                  N/A

report over the social and consolidated accounts

PROPOSAL #3: Approve the social annual accounts and          ISSUER             NO              N/A                  N/A

the allocation of the result

PROPOSAL #4: Approve the statement of the annual                ISSUER             NO              N/A                  N/A

consolidated accounts

PROPOSAL #5: Grant discharge to the Board of Directors      ISSUER             NO              N/A                  N/A

PROPOSAL #6: Approve the discharge of the Auditor               ISSUER             NO              N/A                  N/A

PROPOSAL #7.1: Approve the nomination of Mr. Andre            ISSUER             NO              N/A                  N/A

Bergen as a Member of the Board of Directors

PROPOSAL #7.2: Approve the extension of office of Mr.        ISSUER             NO              N/A                  N/A

 Gilbert Van Marcke de Lummen as Member of the Board

of Directors

PROPOSAL #7.3: Approve the extension of office of Mr.        ISSUER             NO              N/A                  N/A

 Alain Schockert as Member of the Board of Directors

PROPOSAL #7.4: Approve the extension of office of Mr.        ISSUER             NO              N/A                  N/A

 Francoise Roels as Member of the Board of Directors

PROPOSAL #8: Approve the clause over the changing of         ISSUER             NO              N/A                  N/A

control about the bonds loans

PROPOSAL #9: Miscellaneous                                                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COFINIMMO SICAFI SA, BRUXELLES

  TICKER:                  N/A                 CUSIP:   B25654136

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Announcement and opening formalities           ISSUER             NO              N/A                  N/A

PROPOSAL #A.2.1: Approve the aforementioned merger             ISSUER             NO              N/A                  N/A

PROPOSAL #A.2.2: Approve the general merger conditions      ISSUER             NO              N/A                  N/A

PROPOSAL #A.2.3: Approve the issue conditions of the         ISSUER             NO              N/A                  N/A

new shares

PROPOSAL #A.241: Approve to merge Cofinimmo with IMMO        ISSUER             NO              N/A                  N/A

 NOORDKUSTLAAN NV

PROPOSAL #A.242: Approve to merge Cofinimmo with CITY        ISSUER             NO              N/A                  N/A

 LINK NV

PROPOSAL #A.3: Approval of the final realization of          ISSUER             NO              N/A                  N/A

the mergers

PROPOSAL #A.4: Approve the corresponding changes of          ISSUER             NO              N/A                  N/A

the statutes

PROPOSAL #A.5: Summary of the transferred components         ISSUER             NO              N/A                  N/A

and provisions pertaining to the transfer subject to

a special announcement

PROPOSAL #B.1: Amend the insertion of new Article 12         ISSUER             NO              N/A                  N/A

BIS entitled 'Other effects'

PROPOSAL #B.2: Approve to change of Article 16 BIS           ISSUER             NO              N/A                  N/A

Advisory committees

PROPOSAL #B.3: Approve the insertion of a new Article        ISSUER             NO              N/A                  N/A

 28 BIS

PROPOSAL #C.: Approve the implementing power                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COFINIMMO SICAFI SA, BRUXELLES

  TICKER:                  N/A                 CUSIP:   B25654136

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.I: Information and preliminary                          ISSUER             NO              N/A                  N/A

formalities: Examination of the ''Merger Plans''

drawn up by the Boards of Directors of the Companies

concerned in accordance with Article 693 of the

Company Code and filed in their respective dossiers

at the clerk's office of the Commercial Court of

Brussels on 22 APR 2010, with a view to the

acquisition by Cofinimmo of two Companies of which it

 does not hold all the shares, that is Immo

Noordkustlaan Sa [0890.198.197 RPM Brussels] and City

 Link Sa [0887.946.512 RPM Brussels], with their

registered office at Bd. de la Woluwe 58, 1200

Brussels; reports by the Board of Directors in

accordance with Article 694 of the Company Code,

including the statement of assets and liabilities

provided for in Article 697, Section 2[1][5] of the

aforesaid Code; reports by the Auditor of Cofinimmo

in accordance with Article 695 of the same Code;

communication in accordance with Article 696 of the

aforesaid Code of any major changes to the assets and

 liabilities of the Companies concerned which have

occurred since the date on which the Merger Plans

were drawn up and, in accordance with Article 58 of

the Royal Decree of 10 APR 1995 on real estate

Sicafis, of the latest valuation of the property

assets of Cofinimmo and the Companies it controls;

recording of the compatibility of the activities of

the Companies to be acquired with those of the

PROPOSAL #AII.1: Approve the aforementioned Merger            ISSUER             NO              N/A                  N/A

Plans, without prejudice to possible addition during

the meeting, of all clauses which may be considered

useful or enlightening by the Boards of Directors of

the Companies concerned

PROPOSAL #AII.2: Approve, the merger will entail the         ISSUER             NO              N/A                  N/A

universal transfer of all the assets and liabilities

of the aforesaid Companies, with nothing excepted or

reserved, on the basis of reference statements of the

 assets and liabilities as at midnight on 31 MAR

2010; the legal, accounting and tax effects of the

merger are to be established by agreement on 08 JUN

2010 at zero hours unless the meeting convened for

this date is unable to approve the mergers, on

account of failing to act, in which case the mergers,

 which will then be approved by a second meeting in

principle convened on 25 JUN 2010, will take effect

on this latter date at zero hours, from when all

contracts, commitments and transactions of the

Companies to be acquired will be deemed to be

accomplished on behalf of the acquiring company; the

acquiring Company will post to its accounts the

profits or losses arising there from on the reference

 date, as well as the effects resulting from the

gains established at the time of the mergers; the

assets and liabilities will be transferred in the

state in which they are on the date of the merger

and, especially as regards properties, without

guarantee against defects, with all the easements,

charges and contracts benefiting or encumbering them;

 according to Article 703 Section 2 of the Company

Code, the mergers will give rise to the creation of

Cofinimmo shares only to the extent of their

allocation in exchange for the shares of the acquired

 Companies which are not in the hands of the

acquiring company; the approval of the first

Cofinimmo annual accounts to be drawn up after the

merger will represent discharge for the Directors and

 the Auditors of the acquired Companies for the

performance of their duties between the closing date

of the last approved annual accounts and the day of

the merger; the Company accounts of the Companies to

be acquired relating to the previous FY ending on 31

DEC 2009 were adopted prior to the drawing up of the

Merger Plans; no special advantage will be granted on

 the merger to the members of the management bodies

of the Companies concerned; these Companies did not

issue securities of a nature to procure special

rights for their holders on the merger. the Board of

Directors of Cofinimmo will carry out the accounting

operations which will result from the mergers; these

mergers will not be subject to the tax neutrality

regime provided for by Article 211 of the CIR 92, by

application of the exception referred to in Article

211 Section 1, last subparagraph of the aforesaid

Code; all decisions concerning the planned mergers

are subject to the prior recording of adoption of

corresponding resolutions by the general meeting of

shareholders of the Company to be acquired concerned,

PROPOSAL #AII.3: Approve the proposal to set the                ISSUER             NO              N/A                  N/A

conditions for the issue of the new shares to be

created in exchange for the shares of the Companies

to be acquired, as follows category: ordinary

registered shares; rights and advantages: identical

to those of the existing ordinary shares, with

participation in the results of the FY starting on

the 01 JAN 2010 [dividend payable in 2011]; unit

issue price, including share premium: EUR 97.11, of

which EUR 53.62 is to be transferred to the

''capital'' account on the basis of the book value of

 the existing Cofinimmo shares, with the difference

to be transferred to a ''share premium'' account to

be declared unavailable by the meeting in the same

capacity as the capital; subscription and paying up:

to be issued fully paid-up for allocation to Leopold

Square Sa, a Cofinimmo subsidiary and sole

shareholder of the Companies to be acquired [apart

from Cofinimmo for 10% of City Link SA], in exchange

for the shares of the aforesaid Companies

PROPOSAL #AII41: Approve the proposal to merge                   ISSUER             NO              N/A                  N/A

Cofinimmo with Immo Noordkustlaan Sa by acquisition

of this Company on the basis of the conditions above

and an exchange ratio of 11.14845 Cofinimmo shares

for [1] share in the Company to be acquired, and to

this effect to increase the capital of Cofinimmo by

EUR 11,842,030.62 with allocation of a sum of EUR

9,604,809.99 to the ''share premium'' account

declared unavailable, by creating 220,851 ordinary

PROPOSAL #AII42: Approve the proposal to merge                   ISSUER             NO              N/A                  N/A

Cofinimmo with City Link Sa by acquisition of this

Company on the basis of the conditions above and an

exchange ratio of 81.5147 Cofinimmo shares for [1]

share in the Company to be acquired, and to this

effect to increase the capital of Cofinimmo by EUR

29,502,313.82 with allocation of a sum of EUR

23,928,676.39 to the ''share premium'' account

declared unavailable, by creating 550,211 ordinary

shares only taking into account the participation of

Cofinimmo in the capital of the acquired company

PROPOSAL #A.III: Recording of the definitive                       ISSUER             NO              N/A                  N/A

implementation of the mergers

PROPOSAL #A.IV: Approve the proposal, in accordance          ISSUER             NO              N/A                  N/A

with, and to the extent of, the definitive

implementation of the mergers, to replace the text of

 Article 7[1] of the Articles of Association by the

following: ''the capital of the Company shall be set

at [EUR 793,259,173.22] and shall be divided into

[14,802,825] fully paid-up shares which each

represent an equal share, that is [13,530,816]

ordinary shares without designation of par value and

[1,272,009] preference shares without designation of

par value, that is a series of [582,206] preference

shares ''P1'' and a series of [689,803] preference

shares ''P2'' and to delegate to the notary drawing

up the formal document the power to complete the

review of the ''capital'' and ''share premium''

PROPOSAL #A.V: The text or the annexes to the minutes        ISSUER             NO              N/A                  N/A

 of the general meeting will contain all the

information required by the nature of the properties

transferred, such as their descriptions, the origins

of their ownership, the conditions according to the

deeds, the significant contracts relating to them,

their situation with regard to special legislation

especially concerning town planning and the

PROPOSAL #B.1: Approve the addition of a new Article         ISSUER             NO              N/A                  N/A

12a entitled ''other securities'' and worded as

follows: the Company shall be entitled to issue

subscription rights and bonds [ordinary or of another

 type] within the limits provided for Bylaw

PROPOSAL #B.2: Approve the Article 16a [Advisory                ISSUER             NO              N/A                  N/A

Committees], replacement of the title by ''Advisory

Committees and Specialized Committees'' and of the

text by ''the Board of Directors shall create, from

among its members, an Audit Committee and an

appointments and Remuneration Committee, the duties

and powers and composition of which shall be decided

by the Board of Directors; the Board of Directors may

 also create, from among its members and under its

responsibility, one or more Advisory Committees of

which it shall define the composition and duties

PROPOSAL #B.3: Approve the addition of a new Article         ISSUER             NO              N/A                  N/A

28a entitled ''general meetings of bondholders'' and

worded as follows: the Board of Directors and the

Auditor[s] of the Company may convene the bondholders

 to a general meeting of bondholders; they must also

convene such a meeting at the request of bondholders

representing one fifth of the volume of the

securities in issue; the notice of the meeting shall

contain the agenda and shall be given in accordance

with the applicable provisions of the Company Code;

to be admitted to the general meeting of bondholders,

 the bondholders must comply with the formalities

provided for in Article 571 of the Company Code and

any formalities provided for by the conditions of

issue of the bonds or provided for in the notice of

PROPOSAL #C.: Approve the proposal to confer on the          ISSUER             NO              N/A                  N/A

Board of Directors all executive powers on 2

Directors acting together and with the possibility of

 sub delegation, all powers of signature of any

additional or corrective document in the case of

error or omission relating to the items transferred

by the acquired companies; and on Securex all powers

of representation and substitution with a view to

carrying out any modification [acquiring Company] or

cancellation [acquired Companies] of registration

with all public or private authorities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COGECO CABLE INC

  TICKER:                  N/A                 CUSIP:   19238V105

  MEETING DATE:      12/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Elect Louis Audet as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Elect William Press Cooper as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Elect L.G. Serge Gadbois as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Elect Claude A. Garcia as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Elect Germaine Gibara as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Elect Harry A. King as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Elect David McAusland as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Elect Jan Peeters as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Elect Carole Salomon as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint Deloitte & Touche LLP,                       ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Auditors and authorize

the Board of Directors to fix their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COLLINS STEWART PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G4936L107

  MEETING DATE:      2/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and adopt the 2010 Long Term              ISSUER            YES         AGAINST           AGAINST

Incentive Plan  the 2010 LTIP , the principal terms

as specified and authorize the Directors of the

Company to do all such acts and things necessary or

expedient to carry the same into effect

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COLLINS STEWART PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G4936L107

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report and accounts                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the report on Directors'                     ISSUER            YES             FOR                  FOR

remuneration

PROPOSAL #3: Declare a final dividend of 1.3p per              ISSUER            YES             FOR                  FOR

share

PROPOSAL #4: Appointment of John Cotter as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Appointment of Tim Ingram as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Appointment of Paul Hewitt as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Re-appoint Deloitte LLP as the Auditors         ISSUER            YES             FOR                  FOR

PROPOSAL #8: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

Auditors' remuneration

PROPOSAL #9: Authorize the Directors to allot                     ISSUER            YES             FOR                  FOR

relevant securities

PROPOSAL #S.10: Approve to disapply pre-emption rights      ISSUER            YES             FOR                  FOR

PROPOSAL #S.11: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #S.12: Approve to call general meetings on          ISSUER            YES             FOR                  FOR

not less than 14 clear days' notice

PROPOSAL #S.13: Adopt the New Articles of Association        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COLT TELECOM GROUP SA, LUXEMBOURG

  TICKER:                  N/A                 CUSIP:   L18842101

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the reports of the Board of            ISSUER             NO              N/A                  N/A

Directors on the consolidated and unconsolidated

financial statements and annual accounts of the

Company for the FYE 31 DEC 2009

PROPOSAL #A.2: Receive the consolidated and                        ISSUER             NO              N/A                  N/A

unconsolidated financial statements and annual

accounts of the Company for the FYE 31 DEC 2009 and

the independent auditor's reports thereon

PROPOSAL #A.3: Approve the consolidated financial              ISSUER             NO              N/A                  N/A

statements and annual accounts of the Company for the

 FYE 31 DEC 2009

PROPOSAL #A.4: Approve the unconsolidated financial          ISSUER             NO              N/A                  N/A

statements and annual accounts of the Company FYE 31

DEC 2009

PROPOSAL #A.5: Approve the results of the Company for        ISSUER             NO              N/A                  N/A

 the FYE 31 DEC 2009 by allocation of the annual net

loss to the carry forward account.

PROPOSAL #A.6: Approve the Director's remuneration            ISSUER             NO              N/A                  N/A

report for the FYE 31 DEC 2009

PROPOSAL #A.7: Grant discharge to the Directors for          ISSUER             NO              N/A                  N/A

the FYE 31 DEC 2009

PROPOSAL #A.8: Re-elect Andreas Barth as a Director           ISSUER             NO              N/A                  N/A

PROPOSAL #A.9: Re-elect Tony Bates as a Director                ISSUER             NO              N/A                  N/A

PROPOSAL #A.10: Re-elect Rakesh Bhasin as a Director         ISSUER             NO              N/A                  N/A

PROPOSAL #A.11: Re-elect Vincenzo Damiani as a                   ISSUER             NO              N/A                  N/A

Director

PROPOSAL #A.12: Re-elect Hans Eggerstedt as a Director      ISSUER             NO              N/A                  N/A

PROPOSAL #A.13: Re-elect Mark Ferrari as a Director           ISSUER             NO              N/A                  N/A

PROPOSAL #A.14: Re-elect Gene Gabbard as a Director           ISSUER             NO              N/A                  N/A

PROPOSAL #A.15: Re-elect Simon Haslam as a Director           ISSUER             NO              N/A                  N/A

PROPOSAL #A.16: Re-elect Tim Hilton as a Director               ISSUER             NO              N/A                  N/A

PROPOSAL #A.17: Re-elect Frans Van Den Hoven as a              ISSUER             NO              N/A                  N/A

Director

PROPOSAL #A.18: Re-elect Richard Walsh as a Director         ISSUER             NO              N/A                  N/A

PROPOSAL #A.19: Re-elect Sergio Giacoletto as a                 ISSUER             NO              N/A                  N/A

Director, and confirm the co-optation

PROPOSAL #A.20: Appoint Stuart Jackson as a Director         ISSUER             NO              N/A                  N/A

PROPOSAL #A.21: Re-appoint Pricewaterhousecoopers              ISSUER             NO              N/A                  N/A

S.a.r.l. as an Independent Auditors of the Company,

to hold office until the conclusion of the next AGM

PROPOSAL #A.22: Authorize the Directors to determine         ISSUER             NO              N/A                  N/A

the remuneration of the Independent Auditors

PROPOSAL #A.23: Authorize the Company, to make market        ISSUER             NO              N/A                  N/A

 purchases of its ordinary shares of EUR 0.50 each on

 the London Stock Exchange, in conformity with the

conditions set out under Article 49-2 of the Law of

10 AUG 1915 on the Commercial Companies, as amended

and subject to the following conditions: the maximum

aggregate number of ordinary shares which may be

purchased is 89,158,378; and ordinary shares may not

be purchased on the London Stock Exchange at a price

which is mare than 5% above the average of the middle

 market quotations for the ordinary shares as taken

from the London Stock Exchange Daily Official List

for the five business days preceding the date of

purchase or at price which is less than EUR 0.50 per

ordinary share; and [Authority expires at the earlier

 of the conclusion of the next AGM 2010 or 15

months]; the Company may before such expiry enter

into a contract of purchase under which such purchase

 under which such purchase may be completed or

executed wholly or partly after the expiration of

PROPOSAL #E.24: Amend the Article 1 [Name] of the              ISSUER             NO              N/A                  N/A

Company's Articles of Association so as to read as

follows: 'A stock holding Company under Luxembourg

law is established under the name 'Colt Group S.A.'

PROPOSAL #E.25: Acknowledge the Report by the Board          ISSUER             NO              N/A                  N/A

of Directors confirming the price and conditions at

which the ordinary shares in the Company may be

issued within the authorized share capital, such

issues being made without reserving any pre-emptive

subscription rights of existing Shareholders; in

connection with this, the decision to authorize the

Board of Directors to suppress, any pre-emptive

subscription rights in respect of the issue of

ordinary shares within the authorized share capital

as provided for in Article 5 (3) of the Articles of

Association; extension of the validity period of the

authorized and reserved share capital of the Company

to be set at a period of five years from the date of

the publication of the deed recording the EGM held on

 29 APR 2010 in the Memorial; consequential amendment

 of Article 5 of the Articles of Association of the

Company by amending Article 5 [Capital] Paragraph (1)

 of the Company's Articles of Association so as to

read as follows: (1) the authorized capital of the

Company is fixed at EUR 1,250,000,000 to be

represented by 2,500,000,000 ordinary shares, nominal

 value EUR 0.50 any authorized but unissued ordinary

shares shall lapse 5 years after publication of the

deed recording the EGM providing for the present

authorized share capital held on 29 APR 2010 in the

PROPOSAL #E.27: Amend the Articles 11 [Notification          ISSUER             NO              N/A                  N/A

of interests of 3% or more], 12 [Sanction for non-

response] Paragraph 1, 7, Article 18 [Chairman and

Committees of the Board] Paragraph 2, Article 22

[Board meetings] Paragraph 1, Article 25 [Directors

and Officers indemnities] Paragraph 1(a), Articles 29

 [Notice of meeting] Paragraph 1, Article 29 [notice

of meeting Paragraph 7, Articles 35 [Trading year],

Article 52 of the Company's Articles of Association

as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COLTENE HOLDING AG

  TICKER:                  N/A                 CUSIP:   H1554J116

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: TO VOTE IN THE UPCOMING MEETING, YOUR            ISSUER            YES             FOR               AGAINST

NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS

BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE

ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE

COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING

 RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND

NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COLTENE HOLDING AG

  TICKER:                  N/A                 CUSIP:   H1554J116

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, annual                   ISSUER            YES             FOR                  FOR

accounts and the accounts of the group 2009

PROPOSAL #2: Approve the appropriation of the balance        ISSUER            YES             FOR                  FOR

 result

PROPOSAL #3: Amend the Article 3 of the Articles of          ISSUER            YES             FOR                  FOR

Incorporation due to the introduction of the Swiss

intermediary-held ssecurities Act

[Bucheffektengesetz: BEG]

PROPOSAL #4: Grant discharge to the members of the            ISSUER            YES             FOR                  FOR

Board of Directors and the executive management

PROPOSAL #5.1.1: Elect Mr.Niklaus Henri Huber as a            ISSUER            YES             FOR                  FOR

Board of Director

PROPOSAL #5.1.2: Elect MR. Robert Heberlein as a                ISSUER            YES         AGAINST           AGAINST

Board of Director

PROPOSAL #5.1.3: Elect Mr. Erwin Locher as a Board of        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #5.1.4: Elect Mr. Matthew Robin as a Board          ISSUER            YES             FOR                  FOR

of Director

PROPOSAL #5.1.5: Elect Mr. Jerry Sullivan as a Board         ISSUER            YES         AGAINST           AGAINST

of Director

PROPOSAL #5.2: Re-elect PricewaterhouseCoopers                   ISSUER            YES             FOR                  FOR

Limited as the Auditors

PROPOSAL #6.: AD-HOC                                                                 ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMBA TELECOM SYSTEMS HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G22972106

  MEETING DATE:      10/9/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, that conditional upon the                ISSUER            YES             FOR                  FOR

Listing Committee of the Stock Exchange granting the

listing of, and permission to deal in, the Bonus

Shares [as specified in Paragraph [a] of this

resolution]: [a] upon the recommendation of the

Directors, an amount of HKD 9,598,225 standing to the

 credit of the share premium account of the Company

be capitalized and authorize the Directors to apply

such amount in paying up in full at par 95,982,245

new Shares of HKD 0.10 each in the capital of the

Company [Bonus Shares], to allot, issue and

distribute the Bonus Shares which are credited as

fully paid, to the Members of the Company whose names

 appear on the branch register of Members of the

Company in Hong Kong [the Register of Members] as at

the close of business on 09 OCT 2009 [the Record

Date], other than those Members [the Excepted

Shareholders] whose addresses as shown on the

Register of Members at the close of business on the

Record Date are in places outside Hong Kong and in

respect of whom the Directors consider the exclusion

from the Bonus Issue [as specified below] to be

necessary or expedient in accordance with the Rules

[the Listing Rules] Governing the Listing of

Securities on The Stock Exchange of Hong Kong Limited

 [the Stock Exchange] and the Memorandum and Articles

 of Association of the Company, on the basis of 1

Bonus Share for every 10 existing Shares of HKD 0.10

each in the capital of the Company then held by them

respectively [Bonus Issue], and to settle, as they

consider appropriate, any difficulty in regard to any

 distribution of the Bonus Shares; [b] the Bonus

Shares to be issued pursuant to this resolution

shall, subject to the Memorandum and Article of

Association of the Company, rank pari passu in all

respects with the existing issued Shares of HKD 0.10

each in the capital of the Company, except that they

will not be eligible for the Bonus Issue of Shares

mentioned in this resolution and the interim dividend

 for the 6 months 30 JUN 2009, if any; [c] authorize

the Directors to arrange for the Bonus Shares which

would otherwise have been issued to the Excepted

Shareholders, if any, to be sold in the market as

soon as practicable after dealing in the Bonus Shares

 commences, and distribute the net proceeds of sale,

after deduction of expenses, in Hong Kong dollars to

the excepted shareholders, if any, pro rata to their

respective shareholdings and to post to them the

remittances there for at their own risk, unless the

amount falling to be distributed to any such persons

is less than HKD 100.00, in which case authorize the

Directors to retain such amount for the benefit of

the Company; and [d] authorize the Directors to do

all acts and things as may be necessary and expedient

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMBA TELECOM SYSTEMS HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G22972106

  MEETING DATE:      5/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and approve the Audited                       ISSUER            YES             FOR                  FOR

consolidated financial statements and the reports of

the Directors  the Directors  and Auditors of the

Company for the YE 31 DEC 2009

PROPOSAL #2: Approve the recommended final dividend          ISSUER            YES             FOR                  FOR

of HKD 8 cents per share of the Company  the Share(s)

PROPOSAL #3: Approve the recommended special dividend        ISSUER            YES             FOR                  FOR

 of HKD 4 cents per share

PROPOSAL #4.a: Re-election of Mr. Fok Tung Ling as an        ISSUER            YES             FOR                  FOR

 Executive Director

PROPOSAL #4.b: Re-election of Mr. Yao Yan as an                 ISSUER            YES             FOR                  FOR

Independent Non-Executive Director

PROPOSAL #4.c: Re-election of Mr. Lau Siu Ki, Kevin          ISSUER            YES             FOR                  FOR

as an Independent Non-Executive Director

PROPOSAL #4.d: Re-election of Mr. Liu Cai as an                 ISSUER            YES             FOR                  FOR

Independent Non-Executive Director

PROPOSAL #4.e: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Directors' remuneration

PROPOSAL #5: Re-appointment of Ernst & Young as the          ISSUER            YES             FOR                  FOR

Company's Auditors and authorize the Board of

Directors to fix their remuneration

PROPOSAL #6: Grant discharge the general mandate to          ISSUER            YES             FOR                  FOR

the Directors to issue, allot and otherwise deal with

 the shares

PROPOSAL #7: Grant discharge the general mandate to          ISSUER            YES             FOR                  FOR

the Directors to repurchase the shares

PROPOSAL #8: Approve to add the nominal amount of the        ISSUER            YES             FOR                  FOR

 shares repurchased by the Company to the mandate

granted to the Directors under resolution no 6

PROPOSAL #9: Approve the refreshment of the 10%                 ISSUER            YES         AGAINST           AGAINST

scheme mandate limit on the grant of options under

the share option scheme

PROPOSAL #10: Approve the capitalization of such                ISSUER            YES         AGAINST           AGAINST

amount standing to the share premium account of the

Company for paying up the bonus shares in full at

par, and the bonus issue

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMINAR REAL ESTATE INVT TR

  TICKER:                  N/A                 CUSIP:   199910100

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive the financial statements of the         ISSUER             NO              N/A                  N/A

REIT for the FYE 31 DEC 2009, together with the

report of the Auditors thereon

PROPOSAL #1.1: Elect Robert Despres as an Independent        ISSUER            YES         AGAINST           AGAINST

 trustees of the REIT for the next 2 FYs

PROPOSAL #1.2: Elect Dino Fuoco as an Independent              ISSUER            YES         AGAINST           AGAINST

trustees of the REIT for the next 2 FYs

PROPOSAL #1.3: Elect Gerard Coulombe as an                          ISSUER            YES             FOR                  FOR

Independent trustees of the REIT for the next 2 FYs

PROPOSAL #2: Appointment of PricewaterhouseCoopers as        ISSUER            YES         AGAINST           AGAINST

 the Auditors and authorize the trustees of the REIT

to fix their remuneration

PROPOSAL #3: Amendthe unit option plan of the REIT            ISSUER            YES             FOR                  FOR

(the Plan) respecting the increase in the maximum

number of units which may be issued upon exercise of

the options  granted under the Plan; and (ii) approve

 the listing of additional units on   the Toronto

Stock Exchange as reserved for issuance under the

Plan, as        specified

PROPOSAL #4: Amend the Sections 10.1, 10.4 and 10.8          ISSUER            YES             FOR                  FOR

of the contract of trust as specified

PROPOSAL #5: Amend the Sections 1.1, 12.1 of the                ISSUER            YES             FOR                  FOR

contract of trust as specified

PROPOSAL #6: Amend the Section 5.2.6 of the contract         ISSUER            YES             FOR                  FOR

of trust as specified

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPAGNIE D'ENTREPRISES CFE SA, BRUXELLES

  TICKER:                  N/A                 CUSIP:   B27818135

  MEETING DATE:      4/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend the Article 4 of the Status                    ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPAGNIE D'ENTREPRISES CFE SA, BRUXELLES

  TICKER:                  N/A                 CUSIP:   B27818135

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Report by the Board of Directors and the        ISSUER             NO              N/A                  N/A

 Auditor

PROPOSAL #2: Approve the annual accounts                              ISSUER             NO              N/A                  N/A

PROPOSAL #3: Approve the annual consolidated accounts        ISSUER             NO              N/A                  N/A

PROPOSAL #4: Approve the reallocation of the results         ISSUER             NO              N/A                  N/A

PROPOSAL #5: Grant discharge to the Board of Directors      ISSUER             NO              N/A                  N/A

PROPOSAL #6: Grant discharge to the Auditor                         ISSUER             NO              N/A                  N/A

PROPOSAL #7.1: Approve the renomination of Mr.                   ISSUER             NO              N/A                  N/A

Bernard Huvelin as Director for a period of 4 years

PROPOSAL #7.2: Approve the Nomination of SA C.G.O              ISSUER             NO              N/A                  N/A

represented by Mr. Philippe Delaunois as Director for

 a period of 4 years

PROPOSAL #7.3: Approve the Nomination of Mr. Jean              ISSUER             NO              N/A                  N/A

Rossi as Director for a period of 4 years

PROPOSAL #7.4: Approve the nomination of SA Consuco,         ISSUER             NO              N/A                  N/A

represented by Mr. Alfred Bouckaert as Director for a

 period of 4 years

PROPOSAL #7.5: Approve the renomination of Auditor            ISSUER             NO              N/A                  N/A

Deloitte Reviseur SD'Entreprise, represented by Mr.

Rik Neckebroeck as Auditor for a period of 3 years

PROPOSAL #8: Approve the annual amount of the                     ISSUER             NO              N/A                  N/A

allowances

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPAGNIE D'ENTREPRISES CFE SA, BRUXELLES

  TICKER:                  N/A                 CUSIP:   B27818135

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend the Articles of Association:                 ISSUER             NO              N/A                  N/A

permitted capital, Article 4.2 and 4.3

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPAGNIE MARITIME BELGE SA CMB, ANTWERPEN

  TICKER:                  N/A                 CUSIP:   B2878R129

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Report of the Board of Directors and the        ISSUER             NO              N/A                  N/A

 joint statutory Auditors for the FY closed at 31 DEC

 2009

PROPOSAL #2: Approve the annual accounts of the                 ISSUER             NO              N/A                  N/A

Company for the FY closed at 31 DEC 2009

PROPOSAL #3: Approve that the profit to be allocated         ISSUER             NO              N/A                  N/A

is distributed as follows: 1. Gross Dividend

(including interim dividend, before withholding tax):

 EUR 44,800,000.00; 2. to be carried forward: EUR

308,953,766.53; Total: EUR 353,753,766.53; the

dividend will be made payable as from 21 MAY 2010

PROPOSAL #4: Grant discharge to the current directors        ISSUER             NO              N/A                  N/A

 of the Company: Mrs. Virginie Saverys and Messrs.

Marc Saverys, Ludwig Criel, Benoit Timmermans,

Etienne Davignon, Thomas Leysen, Jean Peterbroeck,

Alexander Saverys, Nicolas Saverys and Eric Verbeeck,

 for any liability arising from the carrying out of

their mandate in the course of the FY under revision

PROPOSAL #5: Grant discharge to the joint Statutory          ISSUER             NO              N/A                  N/A

Auditors of the company, consisting of KPMG

Bedrijfsrevisoren represented by Mr. Erik Helsen

(partner), and of Helga Platteau Bedrijfsrevisor BVBA

 represented by Mrs. Helga Platteau (permanent

representative), for any liability arising from the

carrying out of their mandate in the course of the FY

 under revision

PROPOSAL #6.A: Appointment of Mr. Benoit Timmermans          ISSUER             NO              N/A                  N/A

as an Executive Director for a period of three years,

 expiring immediately after the Shareholders' meeting

 of 2013

PROPOSAL #6.B: Appointment of Mr. Nicolas Saverys as         ISSUER             NO              N/A                  N/A

a Non-Executive Director of for a period of three

years, expiring immediately after the Shareholders'

meeting of 2013

PROPOSAL #6.C: Approve to entrust the mandate of Non-        ISSUER             NO              N/A                  N/A

Executive Director of Mrs. Virginie Saverys, expiring

 at this shareholders' meeting, to NV VICTRIX, a

limited liability company under Belgian law,

(registry for body corporates n 0427686163) with

registered office at Berchem, Le Grellelei 20, with

Mrs. Virginie Saverys as permanent representative,

for a period of three years expiring immediately

after the shareholders' meeting of 2013

PROPOSAL #6.D: Approve the renewal of the appointment        ISSUER             NO              N/A                  N/A

 as Non-Executive Independent Director of Mr. Thomas

Leysen, for a period of three years expiring

immediately after the shareholders' meeting of 2013;

Mr. Thomas Leysen complies with the functional,

family and financial criteria of independence as

provided for in Article 526 ter of the Code of

Companies; moreover, Mr. Thomas Leysen expressly

stated and the Board of Directors is of the opinion

that he does not have any ties with the company that

could compromise his independence

PROPOSAL #6.E: Approve to entrust the mandate of Non-        ISSUER             NO              N/A                  N/A

Executive Independent Director of Mr. Eric Verbeeck,

expiring at this shareholders' meeting, to NV A.P.E.,

 a limited liability company under Belgian law,

(registry for body corporates n 0465731642) with

registered office at Wilrijk, Heistraat 129, with Mr.

 Eric Verbeeck as permanent representative, for a

period of three years expiring immediately after the

shareholders' meeting of 2013; pursuant to the

Belgian corporate governance code and the criteria

determined in Article 526ter of the Code of Companies

 Mr. Eric Verbeeck CONTD

PROPOSAL #CONT: CONTD as permanent representative of         ISSUER             NO              N/A                  N/A

the limited liability company A.P.E. - no longer

qualifies as Independent Director, due to the fact

that following this nomination he will serve on CMB's

 board for more than three mandate terms; CMB's Board

 of Directors, however, is of the opinion that Mr.

Eric Verbeeck should be considered as independent,

taking into account his important position in the

Belgian business world and his unquestionable

PROPOSAL #7: Appointment of KPMG Bedrijfsrevisoren            ISSUER             NO              N/A                  N/A

represented by Mr. Erik Helsen  partner  as statutory

 auditor for a period for a period of three years,

expiring after the OGM of 2013

PROPOSAL #8: Approve that each Director receives a            ISSUER             NO              N/A                  N/A

fixed annual fee of EUR 25,000 for the carrying out

of their mandate; the chairman receives EUR 75,000;

each Director also receives an attendance fee of EUR

5,000 per board meeting attended; each member of the

Audit Committee receives a fixed annual fee of EUR

12,500 and the Chairman of the Audit Committee

receives EUR 25,000; each member of the nomination

and remuneration committee receives a fixed annual

PROPOSAL #9: Approve the remuneration of the                       ISSUER             NO              N/A                  N/A

Statutory Auditor: as from 01 JAN 2010 the amount of

the fees paid for the mandate of the statutory

Auditor is fixed at EUR 73,056/year for the review of

 the statutory accounts and at EUR 164,031/year for

the consolidated accounts

PROPOSAL #10: Update on the compliance with the                 ISSUER             NO              N/A                  N/A

Belgian Corporate Governance Code

PROPOSAL #11: Miscellaneous                                                     ISSUER             NO              N/A                  N/A

PROPOSAL #E.1: Authorize the Board of Directors to            ISSUER             NO              N/A                  N/A

increase the share capital of the Company within the

framework of the authorized capital; amend the first

and last paragraph of Article 5 as specified

PROPOSAL #E.2: Authorize the Board of Directors to            ISSUER             NO              N/A                  N/A

acquire or sell the Company's own shares or profit

shares if the acquisition or sale is necessary to

prevent imminent and serious harm to the Company:

amend, the first sentence of Article 15 of the

Articles of Association and the second paragraph of

Article 16 of the Articles of Association as specified

PROPOSAL #E.3: Amend the second and fourth paragraph         ISSUER             NO              N/A                  N/A

of Article 22 of the Articles of Association with

respect to the operation of the Board of Directors

PROPOSAL #E.4: Amend the last paragraph of Article 38        ISSUER             NO              N/A                  N/A

 of the Articles of Association, as specified

PROPOSAL #E.5: Co-ordination of the Articles of                 ISSUER             NO              N/A                  N/A

Association

PROPOSAL #E.6: Authorize the Board of Directors to            ISSUER             NO              N/A                  N/A

execute the decisions taken

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANHIA DE SANEAMENTO DE  MINAS GERAIS - COPASA

  TICKER:                  N/A                 CUSIP:   P28269101

  MEETING DATE:      9/25/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve to change the composition of            ISSUER            YES             FOR                  FOR

the Board of Directors, by indication of the majority

 shareholder

PROPOSAL #II.: Approve the instatement of a bid                 ISSUER            YES             FOR                  FOR

process in regard to the performance of the

construction work and services of expanding and

improving the Rio Manso System, steps of 5 cubic

meters and 6 cubic meters and construction of the

Central Hydroelectric Generator with a capacity of

1000 KW in the amount of up to BRL 570,356,890.00

PROPOSAL #III.: Approve the donation of vehicles in a        ISSUER            YES             FOR                  FOR

 precarious state of maintenance to the voluntary

social assistance service that have been valued at

BRL 1,869,000.00

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANHIA DE SANEAMENTO DE  MINAS GERAIS - COPASA

  TICKER:                  N/A                 CUSIP:   P28269101

  MEETING DATE:      2/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve the removal because of                       ISSUER            YES             FOR                  FOR

resignation and elect a Member to the Board of

Directors of the Company, on the nomination of the

majority shareholder

PROPOSAL #II.: Amend the Corporate By-Laws of the              ISSUER            YES             FOR                  FOR

Company, as follows, Article 5, increase of the share

 capital of the Company, coming from the conversion

of debentures, second issuance, into common shares,

with the amount of the share capital of the Company

increasing to BRL 2,636,459,548.98, totally

subscribed for and paid in, represented by

115,299,504 common shares, all of which are

nominative and have no par value

PROPOSAL #III.: Approve to enter into a Financing              ISSUER            YES             FOR                  FOR

Agreement with Banco Nacional De Desenvolvimento

Economico E Social, in the amount of BRL

PROPOSAL #IV.: Approve the formalization of the                 ISSUER            YES             FOR                  FOR

Settlement and Offsetting Agreements with the

municipality of Belo Horizonte, amounts owed by

Copasa MG, in reference to the Service Tax ISSQN,

Property Tax IPTU, auditing fees and others and

credits of the Company, relative to invoices for the

services of water supply and sewage

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANHIA DE SANEAMENTO DE  MINAS GERAIS - COPASA

  TICKER:                  N/A                 CUSIP:   P28269101

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to take out financing from Caixa        ISSUER            YES             FOR                  FOR

 Economica Federal in the amount of BRL 605,400,000.00

PROPOSAL #2: Approve to take out financing from Banco        ISSUER            YES             FOR                  FOR

 Nacional De Desenvolvimento Economico E Social, in

the amount of BRL 740,700,000.00

PROPOSAL #3: Approve the inclusion of the services            ISSUER            YES             FOR                  FOR

for revitalization of a unit and technological

development for odor control, in the amount of BRL

37,000,000.00, within the original scope of the

administrative bid process, in reference to

contracting for the  expansion and improvement

project for the Riberao Arrudas Catchment area sewage

 treatment station, known as Ete Arrudas, for average

 secondary treatment capacity of 3,375 cubic meters a

 second, approved at the annual and EGM of

shareholders on  28 APR 2009, with the amount going

from up to BRL 162,300,000.00 to up to BRL

PROPOSAL #4: Approve the donation, as a return, to            ISSUER            YES             FOR                  FOR

the municipality of Piranguinho, of the real property

 in reference to the old local office and land area

with 70 square meters, located in Piranguinho, Minas

Gerais, in Alto Mantiqueira district

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANIA SUD AMERICANA DE VAPORES SA VAPORES

  TICKER:                  N/A                 CUSIP:   P3064M101

  MEETING DATE:      8/18/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Ratify the agreements related to the            ISSUER            YES             FOR                  FOR

capital of the Company decided at the Extraordinary

meeting of shareholders held last 30 JAN

PROPOSAL #2.: Approve to leave null and void the                ISSUER            YES             FOR                  FOR

capital increase of the Company agreed at the

Extraordinary meeting of shareholders last 30 JAN, in

 the part pending of investment, so that said capital

 remain in the amount effectively subscribed and

PROPOSAL #3.: Approve to deduct from the amount of            ISSUER            YES             FOR                  FOR

paid capital, the item regarding costs of issuance

and allotment of shares that could have taken place,

in order to comply with form letter NBR. 1370, of

1998, of the Superintendency of securities and

insurance, with its modifications

PROPOSAL #4.: Approve to agree a new capital increase        ISSUER            YES             FOR                  FOR

 of the Company in the amount of USD 300,000,000, or

in the amount determined by the shareholders meeting,

 through the issuance of cash shares, this capital

increase must be subscribed and paid within to 3

years as from the date of the meeting

PROPOSAL #5.: Approve to eliminate the second                     ISSUER            YES         AGAINST           AGAINST

provisional Article for having lost its effective date

PROPOSAL #6.: Adopt the reforms of by laws and all            ISSUER            YES         AGAINST           AGAINST

other agreements, that could be necessary or

convenient for the materialization of decisions to be

 resolved by the meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANIA SUD AMERICANA DE VAPORES SA VAPORES

  TICKER:                  N/A                 CUSIP:   P3064M101

  MEETING DATE:      12/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to deduct from the capital of          ISSUER            YES             FOR                  FOR

the Company any less value of allocation of shares

that could have taken place at the date of the

meeting called by reason of the partial allocation of

 the capital increase agreed at the special

stockholders meeting of 18 AUG 2009, so that the part

 paid of the stock capital may match with the funds

effectively received by the Company by way of capital

 at the date of the meeting called for 18 DEC,  and

to maintain, modify or leave null and void the

capital increase of the Company agreed at the special

 stockholders meeting of 18 AUG 2009, in the part

PROPOSAL #2.: Approve to deduct from the amount of            ISSUER            YES             FOR                  FOR

paid in capital the account of costs of issuance and

allotment of shares that could have taken place, in

order to comply with form letter number 1.370 of

1998, of the Superintendency of securities and

insurance, with its modifications

PROPOSAL #3.: Approve to agree a new capital increase        ISSUER            YES         AGAINST           AGAINST

 of the Company in the amount of USD 360,000,000, or

in the amount determined by the stockholders meeting,

 through the issuance of cash shares; this capital

increase should be subscribed and paid up within a

term of up to 1 year, counted as from the date of the

 meeting

PROPOSAL #4.: Adopt the reforms of By Laws and all            ISSUER            YES             FOR                  FOR

other agreements that may be necessary or convenient

for the implementation of decisions to be resolved by

 the stockholders meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANIA SUD AMERICANA DE VAPORES SA VAPORES

  TICKER:                  N/A                 CUSIP:   P3064M101

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, balance sheet        ISSUER            YES             FOR                  FOR

 and other financial statements audited,

corresponding to the period 01 JAN to 31 DEC 2009; be

 informed of the status of the Company and reports of

 the External Auditors

PROPOSAL #2: Approve to fix the remuneration of the          ISSUER            YES             FOR                  FOR

Board of Directors for FY 2010

PROPOSAL #3: Approve to fix the remuneration of the          ISSUER            YES             FOR                  FOR

Committee of the Directors and the budget of expenses

 of its operation for the period 2010

PROPOSAL #4: Appointment of the External Auditors and        ISSUER            YES             FOR                  FOR

 Rating Agencies

PROPOSAL #5: Approve the explanatory statement of the        ISSUER            YES             FOR                  FOR

 operations referred to in Article 44 of the Law

18.046, belonging all of them to the regular business

 line of the Company and that were unanimously

approved by the Board of Directors

PROPOSAL #6: Approve the regularization of the                   ISSUER            YES             FOR                  FOR

operation of the Committee in accordance with the

regulations in force

PROPOSAL #7: Other matters of social interest                     ISSUER             NO              N/A                  N/A

inherent to the stockholders meeting convoked

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPEQ MANUFACTURING CO LTD

  TICKER:                  N/A                 CUSIP:   Y1690B101

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the report on the 2009                     ISSUER             NO              N/A                  N/A

business operations

PROPOSAL #A.2: Receive the 2009 audited reports                  ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Receive the report on the status of            ISSUER             NO              N/A                  N/A

endorsement and guarantee

PROPOSAL #A.4: Receive the report on the status of            ISSUER             NO              N/A                  N/A

joint-venture in the People's Republic of China

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting the deficit of year 2009

PROPOSAL #B.3: Amend the procedures of endorsement            ISSUER            YES             FOR                  FOR

and guarantee

PROPOSAL #B.4: Amend the procedures of monetary loans        ISSUER            YES             FOR                  FOR

PROPOSAL #B.5: Amend the procedures of asset                       ISSUER            YES             FOR                  FOR

acquisition or disposal

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPUTACENTER PLC, HATFIELD HERTFORDSHIRE

  TICKER:                  N/A                 CUSIP:   G23356127

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report and accounts                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the Directors remuneration report      ISSUER            YES             FOR                  FOR

PROPOSAL #3.A: Re-elect P.W. Hulme as a Director                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.B: Re-elect I.J. Lewis as a Director                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.C: Re-elect M.J. Norris as a Director               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.D: Re-elect P.J. Ogden as a Director                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Re-appoint Ernst and Young LLP as the            ISSUER            YES             FOR                  FOR

Auditors

PROPOSAL #5: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 Auditors remuneration

PROPOSAL #6: Approve the renewal of authority to                ISSUER            YES             FOR                  FOR

allot shares

PROPOSAL #S.7: Approve the disapplication of pre-               ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #S.8: Grant authority to purchase own shares        ISSUER            YES             FOR                  FOR

PROPOSAL #S.9: Grant authority to call an EGM with 14        ISSUER            YES             FOR                  FOR

 days notice

PROPOSAL #10: Approve the cancellation of redeemable         ISSUER            YES             FOR                  FOR

B shares

PROPOSAL #S.11: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CONCORD SECURITIES CO LTD

  TICKER:                  N/A                 CUSIP:   Y16925102

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: To report the business of 2009                      ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The statutory Supervisors report of            ISSUER             NO              N/A                  N/A

2009

PROPOSAL #1.3: The report on the status of the                   ISSUER             NO              N/A                  N/A

buybacks of treasury stocks

PROPOSAL #1.4: The report on the amendment to the              ISSUER             NO              N/A                  N/A

rules of transferring treasury stocks to employees

PROPOSAL #1.5: The report to set up 21th of rules of         ISSUER             NO              N/A                  N/A

transferring treasury stocks to employees

PROPOSAL #1.6: The report on issuing common shares in        ISSUER             NO              N/A                  N/A

 2009, and not to issue the remaining authorized

capital in the remaining period

PROPOSAL #1.7: Other reporting matters                                  ISSUER             NO              N/A                  N/A

PROPOSAL #2.1: Approve to accept 2009 business report        ISSUER            YES             FOR                  FOR

 and financial statements

PROPOSAL #2.2: Approve the proposal for distribution         ISSUER            YES             FOR                  FOR

of 2009, stock dividend: 40/1000 shares

PROPOSAL #3.1: Amend the Articles of Incorporation of        ISSUER            YES             FOR                  FOR

 Company

PROPOSAL #3.2: Approve the discussion on rasing                 ISSUER            YES             FOR                  FOR

capital by issuing new shares

PROPOSAL #3.3: Approve the discussion on issuing                ISSUER            YES             FOR                  FOR

common shares via private placement

PROPOSAL #3.4: Amend the procedures of acquisition or        ISSUER            YES             FOR                  FOR

 disposal of substantial assets

PROPOSAL #4: Approve the supplemental election of one        ISSUER            YES         AGAINST           AGAINST

 seat Supervisor

PROPOSAL #5: Extempore motion                                                  ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CONFAB INDUSTRIAL SA

  TICKER:                  N/A                 CUSIP:   P3070V103

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: To examine, discuss and vote upon the            ISSUER             NO              N/A                  N/A

upon the Board of Directors annual report, balance

sheet and the financial statements relating to FY

ending 31 DEC 2009

PROPOSAL #B: Decision regarding the allocation of the        ISSUER             NO              N/A                  N/A

 net profit from the FY and ratify the Board of

Directors to impute to the mandatory dividend the

interest on shareholder equity for the 2009 FY, in

the amount of BRL 73,607,775.19, which is greater

than the bylaws minimum, and already distributed on

the basis of decisions of the Board of Directors

PROPOSAL #C: Election of the Members of the Board of         ISSUER            YES             FOR                  FOR

Directors under the terms of the

PROPOSAL #D: To set the global remuneration of the            ISSUER             NO              N/A                  N/A

Board of Directors and the executive committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CONNACHER OIL & GAS LTD

  TICKER:                  N/A                 CUSIP:   20588Y103

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of Messrs. D. Hugh Bessell,              ISSUER            YES         AGAINST           AGAINST

Colin M. Evans, Richard A. Gusella,

PROPOSAL #2: Appointment of Deloitte & Touche LLP,            ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Auditors

PROPOSAL #3: Approve all unallocated stock options            ISSUER            YES             FOR                  FOR

and share unit awards pursuant to the Corporation's

Stock Option Plan and Share Unit Award Plan as

PROPOSAL #4: Approve the extension of the term of the        ISSUER            YES             FOR                  FOR

 Shareholder Rights Plan Agreement of the Corporation

 and related matters as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CONNAUGHT PLC, EXETER

  TICKER:                  N/A                 CUSIP:   G2353T116

  MEETING DATE:      12/15/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the                       ISSUER            YES             FOR                  FOR

Company's accounts and the reports of the Directors

and the Auditors for the YE 31 AUG 2009

PROPOSAL #2.: Declare a final dividend of 2.07 pence         ISSUER            YES             FOR                  FOR

per ordinary share

PROPOSAL #3.: Re-elect Mark Tincknell as a Director,         ISSUER            YES         AGAINST           AGAINST

who retires pursuant to Article 93 of the Company's

Articles of Association

PROPOSAL #4.: Re-elect Caroline Price as a Director,         ISSUER            YES         AGAINST           AGAINST

who retires pursuant to Article 93 of the Company's

Articles of Association

PROPOSAL #5.: Re-elect Tim Ross as a Director, who            ISSUER            YES         AGAINST           AGAINST

retires annually

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors of the Company and authorize the

Audit Committee to fix their remuneration

PROPOSAL #7.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the FYE 31 AUG 2009

PROPOSAL #8.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 generally and unconditionally for the purposes of

Section 551 of the Companies Act 2006, to allot

equity securities [within the meaning of Section 560

of the Companies Act 2006] up to an aggregate nominal

 amount of GBP 925,198.74; [Authority expires the

earlier of the conclusion of the next AGM of the

Company or on 15 DEC 2010]; and the Directors may

allot relevant securities in pursuance of such offer

agreement as if the authority conferred by this

resolution had not expired

PROPOSAL #S.9: Authorize the Directors, pursuant to          ISSUER            YES             FOR                  FOR

Section 570 of the Companies Act, to allot equity

securities [within the meaning of Section 560 of the

Act] for cash pursuant to authority conferred in

Article 4 of the Articles and Resolution 8 above or

by way of a sale of treasury shares as if Section

561[1] of the Companies Act 2006 did not apply to

such allotment, provided that this power shall be

limited to the allotment of equity securities: a] in

connection with an offer of such securities by way of

 rights, open offer or other pre-emptive issue or

offer to holders of equity securities are offered in

proportion to their respective holdings of such

securities, but subject to such exclusions or other

arrangements as the Directors may deem necessary or

expedient in relation to fractional entitlements,

treasury shares or any legal or practical under the

laws of any territory, or the requirements of any

regulatory body or stock exchange or any other

matter; b] up to an aggregate nominal amount of GBP

138,779.81; [Authority expires the earlier of the

conclusion of the next AGM of the Company or 15 DEC

2010]; and the Directors may allot equity securities

in pursuance of any such offer or agreement

notwithstanding that the power conferred hereby has

expired

PROPOSAL #S.10: Adopt the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company in substitution for, and to the exclusion

 of the existing Articles of Association as specified

PROPOSAL #S.11: Authorize the Directors to call a              ISSUER            YES             FOR                  FOR

general meeting of the company other than an AGM, on

not less that 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CONNECTEAST GROUP

  TICKER:                  N/A                 CUSIP:   Q2767C112

  MEETING DATE:      11/12/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To table the financial statements for          ISSUER             NO              N/A                  N/A

ConnectEast Investment Trust Group for the YE 30 JUN

2009, together with the Directors report and the

Auditors report as specified

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #3.a: Re-appoint Bruce Beeren as a Director         ISSUER            YES             FOR                  FOR

of Connect East Management Limited

PROPOSAL #3.b: Re-appoint Dennis Cliche as a Director        ISSUER            YES             FOR                  FOR

 of Connect East Management Limited

PROPOSAL #S.4: Amend, the Constitution of ConnectEast        ISSUER            YES             FOR                  FOR

 Investment Trust in the manner outlined as specified

 in the amended Constitution tabled by the Chairman

of the meeting and signed for the purpose of

identification; and, the Constitution of ConnectEast

Holding Trust, in the manner outlined as specified in

 the amended Constitution tabled by the Chairman of

the meeting and signed for the purpose of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CONSOLIDATED THOMPSON IRON  MINES LTD

  TICKER:                  N/A                 CUSIP:   210206108

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Jean Depatie as a Director        ISSUER            YES         AGAINST           AGAINST

 for the ensuing year

PROPOSAL #1.2: Election of Pierre Lortie as a                     ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.3: Election of C. Kevin Mcarthur as a              ISSUER            YES         AGAINST           AGAINST

Director for the ensuing year

PROPOSAL #1.4: Election of Gerald Mccarvill as a                ISSUER            YES         AGAINST           AGAINST

Director for the ensuing year

PROPOSAL #1.5: Election of Yin Xiao Peng as a                     ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.6: Election of Richard Quesnel as a                 ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.7: Election of V. James Sardo as a                   ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.8: Election of Brian V. Tobin as a                   ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.9: Election of Bernard R. Wilson as a              ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2: Appointment of KPMG LLP, Chartered                 ISSUER            YES             FOR                  FOR

Accountants of Montreal, Quebec as the

PROPOSAL #3: Approve to change the registered office         ISSUER            YES             FOR                  FOR

of the Corporation from the Municipality of

Metropolitan Toronto, Ontario to the Province of Qu

PROPOSAL #4: Amend the Articles of the Corporation to        ISSUER            YES             FOR                  FOR

 include the French language name of the Corporation,

 Les mines de fer consolidees Thompson Limitee

PROPOSAL #5: Amend the Articles of the Corporation to        ISSUER            YES             FOR                  FOR

 permit the Board of Directors of the Corporation,

subject to the restrictions set forth in the Canada

Business Corporations Act, to appoint one or more

additional directors to the Board of Directors of the

 Corporation, who shall hold office until the next

annual meeting of the shareholders of the Corporation

PROPOSAL #6: Amend the Corporation's share option              ISSUER            YES             FOR                  FOR

plan  the Share Option Plan  to fix the maximum

number of common shares of the Corporation that may

be issued pursuant to the exercise of options under

the Share Option Plan and ratify the amended Share

Option Plan as more fully described in the

accompanying management information circular

PROPOSAL #7: Approve to enact new by-laws relating            ISSUER            YES         AGAINST           AGAINST

generally to the regulation of business and affairs

of the Corporation through the repeal of the existing

 By-Law No. 1 of the Corporation and the adoption of

a new By-Law No. 2

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CONSORCIO ARA S A DE C V

  TICKER:                  N/A                 CUSIP:   P3084R106

  MEETING DATE:      10/1/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report concerning the                 ISSUER            YES             FOR                  FOR

acquisition of own shares and the policies related to

 such operations, resolutions in this regard

PROPOSAL #2.: Receive the report concerning the stock        ISSUER            YES         AGAINST           AGAINST

 plan for the Executives and the employees of the

Company, resolutions in this regard

PROPOSAL #3.: Approve the designation of Special                ISSUER            YES             FOR                  FOR

Delegates of the general meeting for the performance

and formalization of its resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CONSORCIO ARA S A DE C V

  TICKER:                  N/A                 CUSIP:   P3084R106

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Receive, if relevant, approve the                   ISSUER            YES             FOR                  FOR

reports that are referred to in Article 28, Part IV,

of the Securities Market Law, including the

presentation of the financial statements of the

Company for the FY that ended on 31 DEC 2009

PROPOSAL #II: Receive the report regarding the                   ISSUER            YES             FOR                  FOR

fulfillment of the tax obligations of the Company, in

 compliance with applicable legal provisions

PROPOSAL #III: Approve the allocation of results,              ISSUER            YES             FOR                  FOR

including the declaration and payment of a cash

dividend

PROPOSAL #IV: Approve the designation or ratify the          ISSUER            YES         AGAINST           AGAINST

Members of the Board of Directors as well as of the

Secretary and Vice Secretary of the Company,

resolution regarding the term in office and

remuneration of said persons

PROPOSAL #V: Approve the designation or ratify the            ISSUER            YES         AGAINST           AGAINST

Chairperson of the Audit Committee

PROPOSAL #VI: Approve the designation or ratify the          ISSUER            YES         AGAINST           AGAINST

Chairperson of the Corporate Practices Committee

PROPOSAL #VII: Approve the maximum amount of funds            ISSUER            YES             FOR                  FOR

that can be allocated to the acquisition of the

shares of the Company, in accordance with the terms

provided for in Article 56, Part IV, of the

Securities Market Law, and presentation of the report

 regarding the policies and resolutions passed by the

 board of Directors of the Company, in relation to

the purchase and sale of such shares

PROPOSAL #VIII: Approve the designation of special            ISSUER            YES             FOR                  FOR

delegates from the meeting to execute and formalize

its resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CONSTANTIN MEDIEN AG, ISMANING

  TICKER:                  N/A                 CUSIP:   D1591Z101

  MEETING DATE:      7/1/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2008 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the reports

 pursuant to Sections 289(4) and 315(4) of the German

 Commercial Code

PROPOSAL #2.: Ratification of the acts of the Board          ISSUER             NO              N/A                  N/A

of Managing Directors

PROPOSAL #3.: Ratification of the acts of the                     ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #4.: Appointment of Auditors for the 2009            ISSUER             NO              N/A                  N/A

FY: PricewaterhouseCoopers AG, Frankfurt

PROPOSAL #5.: Elections to the supervisory Board:              ISSUER             NO              N/A                  N/A

Messer. Fred Kogel, Jan P. Weidner

PROPOSAL #6.: Authorization to acquire own shares the        ISSUER             NO              N/A                  N/A

 Company shall be authorized to acquire own shares of

 up to 10 % of its share capital, at a price not

deviating more than 10 % from the market price of the

 shares, on or before 31 DEC 2010 the Board of

Managing Directors shall be authorized to dispose of

the shares in a manner other than the stock exchange

or an offer to all shareholders if the shares are

sold at a price not materially below their market

price, to use the shares for mergers and

acquisitions, for satisfying convert and/or option

rights or as employee shares, and to exclude

shareholders subscription rights for residual amounts

PROPOSAL #7.: Approve the spin-off agreement with RM         ISSUER             NO              N/A                  N/A

2925 vermoegensverwaltungs GMBH pursuant to section

123(3)1 of the law regulating the transformation of

Companies [UMWG]the Company shall transfer its

license, synchronization and co-production contracts

to its wholly owned subsidiary RM 2925

vermoegensverwaltungs GMBH, as per 1 JAN 2009 the

transferring Company shall be compensated by 100 new

business shares of the RM 2925 Vermoegensverwaltungs

GMBH, having a total par value of EUR 100

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES SA CAF,

  TICKER:                  N/A                 CUSIP:   E31774115

  MEETING DATE:      6/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts and                       ISSUER            YES             FOR                  FOR

Auxiliary Building of Railways, SA, and the annual

accounts of the consolidated group of Companies for

the year 2009, as well as the Management of the Board

PROPOSAL #2: Approve the proposal to apply the                   ISSUER            YES             FOR                  FOR

results for the year 2009, with a distribution of

dividends for 10.5 EUR per share

PROPOSAL #3: Authorize the Board of Directors of the         ISSUER            YES         AGAINST           AGAINST

Corporation for the acquisition of own shares on the

terms required by the Act , thereby canceling the

Agreement given by the AGM of shareholders held on 06

 JUN 2009

PROPOSAL #4: Re-elect the Board Members                                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Re-elect the Auditors                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Authorize the Board of Directors, with          ISSUER            YES             FOR                  FOR

the full extent that was necessary, for the purpose

of raising public prior agreements that require it,

with express powers to clarify, correct or supplement

 such agreements in accordance with the verbal or

written Registrar of Companies, by all measures

necessary to achieve the same inscription in the

PROPOSAL #7: Approve the minutes of the meeting                  ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CONTINENTAL ENGINEERING CORPORATION

  TICKER:                  N/A                 CUSIP:   Y17471106

  MEETING DATE:      11/2/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to set up a new Company -                 ISSUER            YES         AGAINST           AGAINST

Continental Holdings Corporation and become its 100%

owned subsidiary via shares swap

PROPOSAL #2.: Approve the establishment of the                   ISSUER            YES         AGAINST           AGAINST

Articles of Incorporation of Continental Holdings

Corporation

PROPOSAL #3.: Approve the establishment of the rules         ISSUER            YES         AGAINST           AGAINST

of shareholder meeting and the election rules of the

Directors and the Supervisors of Continental Holdings

 Corporation

PROPOSAL #4.: Approve the establishment of the                   ISSUER            YES         AGAINST           AGAINST

procedures of monetary loans, endorsement, guarantee

and asset acquisition or disposal of Continental

Holdings Corporation

PROPOSAL #5.: Elect the Directors and the Supervisors        ISSUER            YES         AGAINST           AGAINST

 of Continental Holdings Corporation

PROPOSAL #6.: Approve to release the prohibition on          ISSUER            YES         AGAINST           AGAINST

the Directors from participation in competitive

business of Continental Holdings Corporation

PROPOSAL #7.: Extraordinary motions                                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CONTINENTAL HOLDINGS CORPORATION

  TICKER:                  N/A                 CUSIP:   Y1753K105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The status of Company restructuring in        ISSUER             NO              N/A                  N/A

 subsidiary

PROPOSAL #B.1: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.2: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans, endorsement and guarantee

PROPOSAL #B.3: Elect the Independent Directors                    ISSUER            YES             FOR                  FOR

PROPOSAL #B.4: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CONTROLADORA COMERCIAL MEXICANA SAB DE CV

  TICKER:                  N/A                 CUSIP:   P3097R168

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve the presentation of the annual          ISSUER            YES             FOR                  FOR

reports regarding the activities conducted by the

Audit Committee, and by the Corporate Practices

Committee, presentation of the report from the

General Director of the Group, for the FYE on 31 DEC

2009, presentation of the individual and consolidated

 financial statements of Controladora Comercial

Mexicana, S.A.B. de C.V., after reading of the

opinion of the outside auditor, opinion of the Board

of Directors regarding the content of said report,

report from the board of Directors regarding the

content of said report, report from the Board of

Directors regarding the transactions and activities

in which it has intervened during the FYE on 31 DEC

2009, and report from the Board of Directors that is

referred to in line b of article 172 of the general

Mercantile Companies Law, CONTD.

PROPOSAL #II: Approve to determine regarding the                ISSUER            YES             FOR                  FOR

allocation of the result of the fiscal year and

definition of the amount of funds that can be

allocated to the purchase of the shares of the

Company during the FY

PROPOSAL #III: Appointment or ratification if                     ISSUER            YES         AGAINST           AGAINST

relevant of the Members who will make up the

PROPOSAL #IV: Receive the report regarding the                   ISSUER            YES         AGAINST           AGAINST

restructuring of the financial debt of the Company

and of the transactions carried out in this regard,

applicable resolutions

PROPOSAL #V: Approve the designation of the delegates        ISSUER            YES             FOR                  FOR

 who will be charged with taking the measures and

steps that are necessary to achieve the complete

formalization of the resolutions that are passed

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CONTROLADORA COMERCIAL MEXICANA SAB DE CV

  TICKER:                  N/A                 CUSIP:   P3097R168

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: On the basis of Article 47 of the                   ISSUER             NO              N/A                  N/A

Securities Market Law, presentation and, if deemed

appropriate, approval of the terms and conditions

under which the restructuring of the financial debt

of the Company is intended to be carried out;

resolutions in this regard

PROPOSAL #2: Discussion, and if deemed appropriate            ISSUER             NO              N/A                  N/A

designation of the representatives who should carry

out and conclude the negotiation of the terms and

conditions under which the restructuring of the

financial debt of the Company is intended to be

carried out and granting of special authority to, at

the appropriate time, sign all those legal documents

and take the actions necessary or appropriate to

formalize said restructuring; resolutions in this

regard

PROPOSAL #3: On the basis of Article 47 of the                   ISSUER             NO              N/A                  N/A

Securities Market Law, presentation and, if deemed

appropriate, authorization for the Company to enter

bankruptcy proceedings on the basis of the Mercantile

 Bankruptcy Law, to implement the restructuring of

its financial debt; resolutions in this regard

PROPOSAL #4: Designation of the delegates who will            ISSUER             NO              N/A                  N/A

formalize and carry out the resolutions passed by the

 EGM of shareholders

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CONWERT IMMOBILIEN INVEST SE, WIEN

  TICKER:                  N/A                 CUSIP:   A1359Y109

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual reports                                ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the usage of earnings                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Grant discharge to the Advisory Board             ISSUER            YES             FOR                  FOR

PROPOSAL #4: Grant discharge to the Board of Directors      ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of the balance sheet Auditor             ISSUER            YES             FOR                  FOR

PROPOSAL #6: Election to the Advisory Board                         ISSUER            YES             FOR                  FOR

PROPOSAL #7: Approve the issuance of convertible bonds      ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve the conditional capital increase        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COOKSON GROUP PLC

  TICKER:                  N/A                 CUSIP:   G24108246

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Directors and         ISSUER            YES             FOR                  FOR

the audited accounts of the Company for the YE 31 DEC

 2009

PROPOSAL #2: Approve the remuneration report of the          ISSUER            YES             FOR                  FOR

Directors for the YE 31 DEC 2009

PROPOSAL #3: Election of Mr. P J Hill CBE as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #4: Election of Mr. F C Wanecq as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #5: Election of Mr. J F Harris as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #6: Re-appoint KPMG Audit Plc as a Auditor          ISSUER            YES             FOR                  FOR

of the Company to hold office from the conclusion of

the meeting until the conclusion of the next AGM of

the Company at which accounts are laid

PROPOSAL #7: Authorize the Directors, subject to the         ISSUER            YES             FOR                  FOR

passing of Resolution 6, to determine the Auditors'

remuneration

PROPOSAL #8: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

in substitution for all previous authorities pursuant

 to Section 80 of the  1985 Act and pursuant to and

in accordance with Section 551 of the 2006 Act, to

allot shares or grant rights to subscribe for or to

convert any security into shares as defined in

Section 551 1  of the 2006 Act :  a) up to a nominal

amount of GBP 92,138,916; b) comprising equity

securities  as defined in 2006 Act  up to a further

nominal amount of GBP 92,138,916 in connection with

an offer by way of rights issue; Authority expires at

 the end of the next AGM or on 30 JUN 2011, whichever

 is the earlier ; and the Company may make offers and

 enter into agreements during the relevant period

which would or might, require relevant securities to

be allotted after the authority ends

PROPOSAL #S.9: Authorize the Directors, subject to            ISSUER            YES             FOR                  FOR

the passing of Resolution 8 above, to allot equity

securities  as defined in Section 560(1) of the 2006

Act  whooly for cash: pursuant to Paragraph (a) of

Resolution 8 or where the allotment constitutes an

allotment of equity securities by virtue of Section

560 of the 2006 Act in each case: i) in connection

with a pre-emptive offer and ii) otherwise than in

connection with a pre-emptive offer, up to an

aggregate nominal amount of GBP 13,820,837; and

pursuant to the authority given by Paragraph (b) of

Resolution 8 in connection with a right issue, as if

Section 561(1) of the 2006 Act did not apply to any

such allotment; CONTD

PROPOSAL #CONT: CONTD  Authority expires the earlier         ISSUER             NO              N/A                  N/A

of the end of the next AGM or on 30 JUN 2011 ; and

the Company may make offers and enter into agreements

 during this period which would, or might, require

equity securities to be allotted after the power ends

 and the Board may allot equity securities under any

such offer or agreement as if the power had not ended

PROPOSAL #S.10: Authorize the Company, pursuant to            ISSUER            YES             FOR                  FOR

Article 11 A of the Company's Articles of

Association, and the purpose of Section 701 of the

2006 Act, for market purchased  as defined in Section

 693 of the said Act  by the Company of 27,641,674

its ordinary shares of GBP 1 each  at a minimum price

 which shall not be less than the nominal value of

the ordinary shares at the time of purchase, and a

maximum price which shall be an amount equal to the

higher of i) 105% of the average of the closing price

 of the Company's ordinary shares as derived from the

PROPOSAL #CONT: CONTD London Stock Exchange Daily              ISSUER             NO              N/A                  N/A

Official List on the five business days immediately

preceding the date on which such share is contracted

to be purchased and ii) the price stipulated by

Article 5(1) of the Buy-Back and Stabilization

Regulation of 22 DEC 2003; and  Authority expires the

 earlier of the conclusion of the AGM in 2011 or 30

JUN 2011

PROPOSAL #11: Authorize the Company and those                     ISSUER            YES             FOR                  FOR

Companies which are subsidiaries of the Company, at

any time during the period which the resolution has

effect, for the purposes of Part 14 of the 2006 Act:

i) to make political donations to political parties,

and/or independent election candidates; ii) to make

political donations to political organizations other

than political parties; and iii) to incur political

expenditure, up to an aggregate amount of GBP

100,000, and the amount authorized under each of

Paragraph(i) to (iii) shall also be limited to such

amount;  Authority is valid from the date of the

passing of this resolution to the earlier of the

conclusion of the Company's AGM in 2011 and 30 JUN

PROPOSAL #S.12: Approve that the general meeting                ISSUER            YES             FOR                  FOR

other than an AGM may be called on not less than 14

clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CORPORACION GEO SAB DE CV

  TICKER:                  N/A                 CUSIP:   P3142C117

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Receive the report from the Board of              ISSUER            YES             FOR                  FOR

Directors under the terms of Article 172 of the

General Mercantile Company law and Article 28, Part

IV of the Securities Market Law concerning the

results of the Company and the transactions

operations and activities in which it intervened in

accordance with the securities market law during the

FYE on 31 DEC 2009, including the individual and

consolidated financial statements of the Company and

the report on the compliance with the tax obligations

 in accordance with that provided by Subsection XX of

 Article 86 of the income tax law

PROPOSAL #II: Receive the report from the general              ISSUER            YES             FOR                  FOR

Director in accordance with Article 172 of the

general Mercantile Companies Law, accompanied by the

opinion of the outside Auditor and the opinion of the

 Board of Directors regarding the report from the

general Director, in compliance with Article 21 of

the Corporate By-Laws

PROPOSAL #III: Receive the annual report from the              ISSUER            YES             FOR                  FOR

audit and corporate practices Committee regarding its

 activities in accordance with Article 36, Part IV,

Line A, of the Corporate By-Laws and Article 28 of

the Securities Market Law

PROPOSAL #IV: Approve the allocation of results from         ISSUER            YES             FOR                  FOR

the FY that ended on 31 DEC 2009

PROPOSAL #V: Approve the determination of the maximum        ISSUER            YES             FOR                  FOR

 amount of funds that can be allocated t o the

purchase of the Company's own shares in accordance

with the terms of Article 12 of the Corporate By-Laws

 and Article 56 of the Securities Market Law

PROPOSAL #VI: Appointment and or ratification of the         ISSUER            YES             FOR                  FOR

Members of the Board of Directors,

PROPOSAL #VII: Approve the designation and or                     ISSUER            YES             FOR                  FOR

ratification of the Members of the audit and

Corporate Practices Committee, appointment and if

relevant ratification of the Chairperson of each of

said Committees in compliance with that which is

provided for by Article 43 of the Securities Market

PROPOSAL #VIII: Approve the remuneration for the                ISSUER            YES             FOR                  FOR

Members of the Board of Directors of the Company,

both full and alternate, Secretary and Members of the

 audit and Corporate Practices Committee

PROPOSAL #IX: Approve the designation of delegates            ISSUER            YES             FOR                  FOR

who will carry out and formalize the resolutions

passed by the AGM of shareholders

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CORRIDOR RES INC

  TICKER:                  N/A                 CUSIP:   219919107

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive the audited financial                     ISSUER             NO              N/A                  N/A

statements of Corridor for the YE 31 DEC 31, 2009,

together with the Auditors' report on those statements

PROPOSAL #1.: Election of J. Douglas Foster, John H.         ISSUER            YES         AGAINST           AGAINST

[Jack] Bray, Achille E. Desmarais, Norman W. Miller,

Robert D. Penner, W.C. [Mike] Seth as the Directors

of the Company for the ensuing year

PROPOSAL #2.: Appointment of PricewaterCoopers LLP,          ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Auditors of Corridor

for the ensuing year and authorizing the Directors of

 Corridor to fix their remuneration

PROPOSAL #0: To transact such other business                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CORUS ENTERTAINMENT INC

  TICKER:                  N/A                 CUSIP:   220874101

  MEETING DATE:      1/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: The adoption of a resolution to fix the         ISSUER             NO              N/A                  N/A

number of Directors to be elected at the meeting at 10

PROPOSAL #2.1: Elect Fernand Belisle as a Director             ISSUER             NO              N/A                  N/A

PROPOSAL #2.2: Elect John M. Cassaday as a Director           ISSUER             NO              N/A                  N/A

PROPOSAL #2.3: Elect Dennis Erker as a Director                  ISSUER             NO              N/A                  N/A

PROPOSAL #2.4: Elect Carolyn Hursh as a Director                ISSUER             NO              N/A                  N/A

PROPOSAL #2.5: Elect Wendy A. Leaney as a Director             ISSUER             NO              N/A                  N/A

PROPOSAL #2.6: Elect Susan E.C. Mey as a Director               ISSUER             NO              N/A                  N/A

PROPOSAL #2.7: Elect Ronald D. Rogers as a Director           ISSUER             NO              N/A                  N/A

PROPOSAL #2.8: Elect Terrance Royer as a Director               ISSUER             NO              N/A                  N/A

PROPOSAL #2.9: Elect Heather A. Shaw as a Director             ISSUER             NO              N/A                  N/A

PROPOSAL #2.10: Elect Julie M. Shaw as a Director               ISSUER             NO              N/A                  N/A

PROPOSAL #3: The adoption of a resolution in respect         ISSUER             NO              N/A                  N/A

of the appointment of Ernst & Young LLP as the

Auditors of the Company and the authorization of the

Directors to fix the remuneration of such Auditors

PROPOSAL #4: The ratification of an amendment (the            ISSUER             NO              N/A                  N/A

Bylaws Amendment Resolution) to the Company's Bylaws

passed by its Board of Directors to provide a

definition for the positions of Vice-Chair and

Independent Lead Director, to clarify the definitions

 in relation to the Chairman and the Managing

Director (Chief Executive Officer), and to make all

additional and ancillary amendments as required

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COSCO INTERNATIONAL HOLDINGS LIMITED

  TICKER:                  N/A                 CUSIP:   G8114Z101

  MEETING DATE:      12/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #a.: Approve and ratify the Agreement and            ISSUER            YES             FOR                  FOR

the proposed Caps, each as defined and described in

the circular of the Company dated 07 DEC 2009 [the

Circular], as specified, and all transactions

contemplated thereunder and in connection therewith

PROPOSAL #b.: Authorize any one Director of the                 ISSUER            YES             FOR                  FOR

Company for and on behalf of the Company to execute

all such other documents and agreements and to do all

 such acts or things deemed by him to be incidental

to, ancillary to or in connection with the matters

contemplated under the Agreement

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COSCO INTERNATIONAL HOLDINGS LIMITED

  TICKER:                  N/A                 CUSIP:   G8114Z101

  MEETING DATE:      1/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Fuel Oil Master         ISSUER            YES             FOR                  FOR

Agreement and the Proposed Annual Caps [both as

defined and described in the circular of the Company

dated 18 DEC 2009 [the Circular], as specified], all

transactions contemplated thereunder and in

connection therewith and any other ancillary

documents and authorize the Director(s) of the

Company for and on behalf of the Company to sign,

seal, execute, perfect, perform and deliver all such

agreements, instruments, documents and deeds, and do

all such acts, matters and things and take all such

steps as they may in their discretion consider

necessary, desirable or expedient to implement and/or

 to give effect to the Fuel Oil Master Agreement and

the transactions contemplated thereunder as they may

in their discretion consider to be desirable and in

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COSCO INTERNATIONAL HOLDINGS LIMITED

  TICKER:                  N/A                 CUSIP:   G8114Z101

  MEETING DATE:      6/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and consider the audited                     ISSUER            YES             FOR                  FOR

financial statements for the YE 31 DEC 2009 together

with the Directors' report and the Independent

Auditor's report thereon

PROPOSAL #2: Declare the final dividend for the YE 31        ISSUER            YES             FOR                  FOR

 DEC 2009

PROPOSAL #3.a: Re-election of Mr. Zhang Fusheng as a         ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.b: Re-election of Mr. Wang Futian as a            ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.c: Re-election of Mr. Li Jianhong as a            ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.d: Re-election of Mr. Jia Lianjun as a            ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.e: Re-election of Mr. Liang Yanfeng as a         ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.f: Re-election of Mr. Wang Xiaoming as a         ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.g: Re-election of Mr. Wang Xiaodong as a         ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.h: Re-election of Mr. Meng Qinghui as a          ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.i: Re-election of Mr. Chen Xuewen as a            ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.j: Re-election of Mr. Lin Wenjin as a              ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #3.k: Re-election of Mr. Kwong Che Keung,            ISSUER            YES             FOR                  FOR

Gordon as a Director of the Company

PROPOSAL #3.l: Re-election of Mr. Tsui Yiu Wa, Alec          ISSUER            YES             FOR                  FOR

as a Director of the Company

PROPOSAL #3.m: Re-election of Mr. Jiang, Simon X. as         ISSUER            YES             FOR                  FOR

a Director of the Company

PROPOSAL #3.n: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to fix their remuneration

PROPOSAL #4: Re-appoint Auditor of the Company and to        ISSUER            YES             FOR                  FOR

 authorize the Directors of the Company to fix the

remuneration of the Auditor of the Company

PROPOSAL #5.A: Approve to give general mandate to the        ISSUER            YES             FOR                  FOR

 Directors of the Company to repurchase shares of the

 Company

PROPOSAL #5.B: Approve to give general mandate to the        ISSUER            YES             FOR                  FOR

 Directors of the Company to issue shares of the

PROPOSAL #5.C: Approve to extend general mandate to          ISSUER            YES             FOR                  FOR

the Directors of the Company to issue shares by the

additional thereto of the aggregate nominal amount of

 shares repurchased by the Company

PROPOSAL #S.6: Amend the Bye-Laws of the Company                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COSEL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J08306102

  MEETING DATE:      8/12/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Approve Minor                     ISSUER            YES         AGAINST           AGAINST

Revisions Related to Dematerialization of Shares and

the other Updated Laws and Regulations, Allow

Electronic Records for BOD Resolution

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COTT CORP QUE

  TICKER:                  N/A                 CUSIP:   22163N106

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Mark Benadiba as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Election of George A. Burnett as a              ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #1.3: Election of Jerry Fowden as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Election of David T. Gibbons as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of Stephen H. Halperin as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of Betty Jane Hess as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #1.7: Election of Gregory Monahan as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.8: Election of Mario Pilozzi as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.9: Election of Andrew Prozes as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.10: Election of Eric Rosenfeld as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.11: Election of Graham Savage as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Appointment of the                                             ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers LLP as the Independent

PROPOSAL #3: Approve the 2010 Equity Incentive Plan           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CRAMO PLC

  TICKER:                  N/A                 CUSIP:   X1676B118

  MEETING DATE:      4/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Calling the meeting to order                             ISSUER             NO              N/A                  N/A

PROPOSAL #3: Election of persons to scrutinize the            ISSUER             NO              N/A                  N/A

minutes and to Supervise the counting

PROPOSAL #4: Recording the legality of the meeting             ISSUER             NO              N/A                  N/A

PROPOSAL #5: Recording the attendance at the meeting         ISSUER             NO              N/A                  N/A

and adoption of the list of votes

PROPOSAL #6: Presentation of the annual accounts, the        ISSUER             NO              N/A                  N/A

 report of the Board of Directors and the Auditor's

report for the year 2009

PROPOSAL #7: Adopt the accounts                                              ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve not to pay dividend, and to                ISSUER            YES             FOR                  FOR

convene EGM to decide possible dividend in second

half of 2010

PROPOSAL #9: Grant discharge from liability                         ISSUER            YES             FOR                  FOR

PROPOSAL #10: Approve the remuneration of the Board          ISSUER            YES             FOR                  FOR

Members

PROPOSAL #11: Approve the number of the Board Members        ISSUER            YES             FOR                  FOR

PROPOSAL #12: Re-elect S. Gustavson, E. Halonen, J.          ISSUER            YES             FOR                  FOR

Lainio, E. Makela, F. Cappelen as the Board

Nomination Committee and V. Hartwall and T. Von

Herzen as the new Board Members

PROPOSAL #13: Approve the remuneration of the Auditor        ISSUER            YES             FOR                  FOR

PROPOSAL #14: Approve the number of the Auditors                ISSUER            YES             FOR                  FOR

PROPOSAL #15: Election of the Auditor                                    ISSUER            YES             FOR                  FOR

PROPOSAL #16: Approve to decide on acquiring                       ISSUER            YES             FOR                  FOR

Company's own shares and or to pledge Company's own

PROPOSAL #17: Authorize the Board to decide on                   ISSUER            YES             FOR                  FOR

disposing Company's own shares

PROPOSAL #18: Authorize the Board to decide on share         ISSUER            YES             FOR                  FOR

issue and granting stock options and other special

rights

PROPOSAL #19: Approve to issue of stock options                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #20: Amend of Articles of Association                    ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CRANE GROUP LIMITED

  TICKER:                  N/A                 CUSIP:   Q29674100

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the annual                     ISSUER             NO              N/A                  N/A

financial report of the Company and its controlled

entities for the FYE 30 JUN 2009, including the

report of the Directors, the Directors' declaration

and the Independent Auditor's report

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES         AGAINST           AGAINST

YE 30 JUN 2009

PROPOSAL #3.: Re-elect Mr. Robert Fraser as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with Clause 55 of the Company's

PROPOSAL #S.4: Approve to renew the Company's                     ISSUER            YES             FOR                  FOR

proportional takeover approval provisions in the form

 specified in Clause 21 of the Constitution, for the

purposes of Section 648G of the Corporations Act 2001

 (Cth)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CRANSWICK PLC

  TICKER:                  N/A                 CUSIP:   G2504J108

  MEETING DATE:      7/27/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the report of the              ISSUER            YES             FOR                  FOR

Directors and the accounts for the YE 31 MAR 2009

PROPOSAL #2.: Declare a final dividend of 14.7p per          ISSUER            YES             FOR                  FOR

share on the existing ordinary share capital

PROPOSAL #3.: Re-elect Mr. Adam Couch as a Director,         ISSUER            YES         AGAINST           AGAINST

who retires in accordance with the Company's Articles

 of Association

PROPOSAL #4.: Re-elect Mr. John Worby as a Director,         ISSUER            YES         AGAINST           AGAINST

who retires in accordance with the Company's Articles

 of Association

PROPOSAL #5.: Elect Mr. Mark Bottomley as a Director,        ISSUER            YES         AGAINST           AGAINST

 who was appointed by the Board as Finance Director

on 01 JUN 2009, following John Lindop's retirement

PROPOSAL #6.: Re-appoint Ernst & Young LLP as the              ISSUER            YES             FOR                  FOR

Auditors

PROPOSAL #7.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the Auditors' remuneration

PROPOSAL #8.: Receive and approve the Directors'                ISSUER            YES             FOR                  FOR

remuneration report for the YE 31 MAR 2009

PROPOSAL #9.: Approve to increase the authorized                ISSUER            YES         AGAINST           AGAINST

share capital of the Company from GBP 6,360,000

divided into 63,600,000 Ordinary Shares of 10p each

to GBP 10,000,000, divided into 100,000,000 Ordinary

Shares of 10p each by the creation of 36,400,000 new

Ordinary Shares of 10p each

PROPOSAL #10.: Approve to renew the authority                     ISSUER            YES             FOR                  FOR

conferred on the Directors by Article 7.1 of the

Company's Articles of Association for a period

commencing on the date on which this Resolution is

passed and expiring at the end of the next AGM of the

 Company in 2010 or, if earlier, 30 SEP 2010 and for

that period the Section 80 amount shall be GBP

1,548,826

PROPOSAL #S.11: Approve, subject to the passing of            ISSUER            YES             FOR                  FOR

Resolution 10 above, to renew the power conferred on

the Directors by Article 7.2 of the Company's

Articles' of Association for a period commencing on

the date on which this Resolution is passed and

expiring at the end of the next AGM of the Company in

 2010 or, if earlier, 30 SEPT 2010 and for that

period the Section 89 amount shall be GBP 232,347

PROPOSAL #S.12: Authorize the Directors: in addition         ISSUER            YES             FOR                  FOR

to the authority and power conferred on the Directors

 by Resolutions 10 and 11 above and for the purposes

of section 80 of the Companies Act 1985, to allot

relevant securities [within the meaning of that

Section] up to an aggregate nominal amount of GBP

1,548,826 in connection with a rights issue; and b]

to allot equity securities [as specified by Section

94 of the Act] pursuant to the authority for the

purposes of Section 80 of the Act conferred by this

Resolution and to sell equity securities which

immediately before the sale are held by the Company

as treasury shares [as specified in Section 162A of

the Act] in each case as if Section 89[1] of the Act

did not apply to such allotment or sale provided that

 this power shall be limited to the allotment of

equity securities and the sale of treasury shares in

connection with a rights issue; [Authority expires

the earlier of the conclusion of the next AGM of the

Company to be held in 2010 or 30 SEP 2010]; the

Company, before the expiry, may make a contract to

purchase ordinary shares which will or may be

executed wholly or partly after such expiry and the

Directors may allot equity securities after the

expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry and

power make an offer or enter into an agreement which

would or might require [i] relevant securities of the

 Company to be allotted after its expiry and the

Directors may allot relevant securities pursuant to

such an offer or agreement as if the authority in

this Resolution had not expired and [ii] equity

securities to be allotted or treasury shares to be

sold after its expiry and the Directors may allot

equity securities and sell treasury shares pursuant

to such an offer or agreement as if the power in this

PROPOSAL #S.13: Authorize the Company, pursuant to            ISSUER            YES             FOR                  FOR

the Articles of Association of the Company, to make

market purchases [Section 163 of the Companies Act

1985] of ordinary shares of 10p each in the capital

of the Company [ordinary shares] on such terms and in

 such manner as the Directors may determine, but

subject to the following restrictions and provisions:

 a) the maximum number of ordinary shares to be

purchased is 10% of the Company's share capital then

in issue; or b) the minimum price exclusive of any

expenses , which may be paid for an ordinary share is

 10p, being the nominal value; c) the maximum price,

exclusive of expenses, which may be paid for an

ordinary share is an amount equal to 105% of the

average market middle market quotations for an

ordinary share as derived from the London Stock

Exchange Daily Official List, over the previous 5

business days immediately preceding the day on which

the ordinary share is purchased; [Authority expires

the earlier of the conclusion of the next AGM of the

Company to be held in 2010 or 18 months]; the

Company, before the expiry, may make a contract to

purchase ordinary shares which will or may be

executed wholly or partly after such expiry

PROPOSAL #S.14: Approve that a general meeting other         ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 clear

days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CREATIVE TECHNOLOGY LTD

  TICKER:                  N/A                 CUSIP:   Y1775U107

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report        ISSUER            YES             FOR                  FOR

 and the audited accounts of the Company for the FYE

30 JUN 2009 and the Auditors' report thereon

PROPOSAL #2.a: Re-elect Mr. Lee Kheng Nam as a                   ISSUER            YES             FOR                  FOR

Director, who will retire from the Board at the AGM

PROPOSAL #2.b: Re-elect Mr. Lee Gwong-Yih as a                   ISSUER            YES             FOR                  FOR

Director, who will retire from the Board at the AGM

PROPOSAL #3.: Approve the Directors' fees of SGD                ISSUER            YES             FOR                  FOR

205,000 for the YE 30 JUN 2009

PROPOSAL #4.: Re-appoint Messrs.                                            ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditors and authorize

the Directors to fix their remuneration

PROPOSAL #5.: Approve an ordinary dividend [tax                 ISSUER            YES             FOR                  FOR

exempt] of SGD 0.10 per ordinary share for the YE 30

JUN 2009

PROPOSAL #6.: Authorize the Directors to issue shares        ISSUER            YES             FOR                  FOR

 whether by way of rights, bonus or otherwise; and/or

 make or grant offers, agreements or options

[collectively, Instruments] that might or would

require shares to be issued, including but not

limited to the creation and issue of [as well as

adjustments to] options, warrants, debentures or

other instruments convertible into shares, at any

time and upon such terms and conditions and for such

purposes and to such persons as the Directors may, in

 their absolute discretion, deem fit; and

[notwithstanding the authority conferred by this

Resolution may have ceased to be in force] issue

shares in pursuance of any instrument made or granted

 by the Directors while this resolution was in force,

 provided that: the aggregate number of shares to be

issued pursuant to this resolution [including shares

to be issued in pursuance of instruments made or

granted pursuant to this Resolution]: by way of

renounceable rights issues on a pro rata basis to

shareholders of the Company [Renounceable Rights

Issues] shall not exceed 100% of the total number of

issued shares excluding shares that are held as

treasury shares [Treasury Shares] [as calculated in

this resolution] and otherwise than by way of

Renounceable Rights Issues [Other Share Issues] shall

 not exceed 50% of the total number of issued Shares

excluding Treasury Shares [as calculated in

accordance in this resolution], of which the

aggregate number of shares to be issued other than on

 a pro rata basis to shareholders of the Company

shall not exceed 20% of the total number of issued

shares excluding Treasury Shares [as calculated in

accordance in this resolution]; the Renounceable

Rights Issues and other share issues shall not, in

aggregate, exceed 100% of the total number of issued

shares excluding Treasury Shares [as calculated in

this resolution]; [subject to such manner of

calculation as may be prescribed by the Singapore

Exchange Securities Trading Limited [SGX-ST] for the

purpose of determining the aggregate number of shares

 that may be issued in this resolution, the

percentage of issued shares shall be based on the

total number of issued shares excluding Treasury

Shares at the time this Resolution is passed, after

adjusting for: new Shares arising from the conversion

 or exercise of any convertible securities or share

options or vesting of share awards which are

outstanding or subsisting at the time this Resolution

 is passed; and any subsequent bonus issue or

consolidation or subdivision of shares; in exercising

 the authority conferred by this Resolution, the

Company shall comply with the provisions of the

Listing Manual of the SGX-ST for the time being in

force [unless such compliance has been waived by the

SGX-ST] and the Articles of Association for the time

being of the Company; and [Authority expires the

PROPOSAL #7.: Authorize the Directors, subject to              ISSUER            YES             FOR                  FOR

Resolution 6 being passed, to: [where exercising the

authority conferred by Resolution 6 in relation to

the issue of new shares other than on a pro rata

basis to shareholders of the Company in connection

with a share placement], price the discount of such

issue of shares at a discount exceeding 10% but not

more than 20% in accordance with the provisions of

the Listing Manual of the SGX-ST for the time being

in force [unless such compliance has been waived by

the SGX-ST] and the Articles of Association for the

time; [Authority expires the earlier of the

conclusion of the next AGM of the Company is held or

PROPOSAL #8.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 pursuant to Section 161 of the Companies Act,

Chapter 50 of Singapore, to allot and issue from time

 to time such number of shares as may be required to

be issued pursuant to the exercise of options granted

 under the Creative Technology [1999] Share Option

Scheme pursuant to and in accordance with the terms

PROPOSAL #9.: Transact any other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CREATIVE TECHNOLOGY LTD

  TICKER:                  N/A                 CUSIP:   Y1775U107

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve the amendments to the Articles        ISSUER            YES             FOR                  FOR

 of Association of the Company in the manner and to

the extent specified in Appendix 1 of the Circular to

 Shareholders dated 07 OCT 2009 and adopt the amended

 Articles of Association to reflect the proposed

amendments as the Articles of Association of the

Company in substitution for, and to the exclusion of,

 the existing Articles of Association of the Company

and authorize the Directors of the Company to

complete and do all such acts and things [including

executing all documents as may be required] as they

may consider expedient or necessary or in the

interests of the Company to give effect to the

transactions contemplated and/or authorized in this

special resolution

PROPOSAL #2.: Authorize the Board of Directors of the        ISSUER            YES             FOR                  FOR

 Company, for the purposes of Sections 76C and 76E of

 the Companies Act, Chapter 50 of Singapore [the

'Companies Act'], to purchase or otherwise acquire

ordinary shares in the capital of the Company [the

'Shares'] not exceeding in aggregate the Prescribed

Limit [means 10% of the issued ordinary share capital

 of the Company as at the date of passing of this

resolution unless the Company has effected a

reduction of the share capital of the Company in

accordance with the applicable provisions of the

Companies Act, at any time during the Relevant

Period, in which event the issued ordinary share

capital of the Company shall be taken to be the

amount of the issued ordinary share capital of the

Company as altered [excluding any Treasury shares

that may be held by the Company from time to time]],

at such price(s) from time to time up to the Maximum

Price [in relation to a Share to be purchased, means

the purchase price [excluding brokerage, stamp

duties, applicable goods and services tax and other

related expenses] to be paid for the shares not

exceeding: i) in the case of a Market Purchase, 105%

of the Average Closing Price; and ii) in the case of

an Off-Market Purchase pursuant to an equal access

scheme, 120% of the highest last dealt price, in

either case, excluding related expenses of the

purchase or acquisition], whether by way of: i) on-

market purchases ['Market Purchases'], transacted on

the Singapore Exchange Securities Trading Limited

[the 'SGX-ST'] through the ready market, and which

may be transacted through one or more duly licensed

stock brokers appointed by the Company for the

purpose; and/or ii) off-market purchases [each an

'Off-Market Purchase'] [if effected otherwise than on

 the SGX-ST in accordance with any equal access

scheme(s) as may be determined or formulated by the

Directors of the Company as they may consider fit,

which schemes shall satisfy all the conditions

prescribed by the Companies Act and the Listing

Manual of the SGX-ST [the 'Listing Manual'], and

otherwise in accordance with all other provisions of

the Companies Act and the Listing Manual of the SGX-

ST as may for the time being be applicable; any Share

 that is purchased or otherwise acquired by the

Company pursuant to the share buy back mandate shall,

 at the discretion of the Directors of the Company,

either be cancelled or held as treasury shares and

dealt with in accordance with the Companies Act;

[Authority expires earlier of the date on which the

next AGM of the Company is held or is required by law

 to be held or the date on which the share buybacks

are carried out to the full extent mandated] and to

complete and do all such acts an things [including

without limitation, to execute all such documents as

may be required and to approve any amendments,

alterations or modifications to any documents], as

they or he may consider desirable, expedient or

PROPOSAL #3.: Approve, the performance share plan to         ISSUER            YES         AGAINST           AGAINST

be known as the 'Creative Performance Share Plan'

[the 'Plan'], particulars of which are specified in

the Company's circular to its shareholders dated 07

OCT 2009, under which awards [the 'Awards'] of fully

paid shares, their equivalent cash value or

combinations thereof, will be issued free of charge,

to certain Directors and Employees of the Company and

 its subsidiaries, including controlling shareholders

 of the Company and their associates and authorize

the Board of Directors of the Company to establish

and administer the plan; to modify and/or amend the

plan from time to time provided that such

modification and/or amendment is effected in

accordance with the provisions of the plan and to do

all such acts and to enter into such transactions,

arrangements and agreements as may be necessary or

expedient in order to give full effect to the plan;

to grant awards in accordance with the provisions of

the plan and pursuant to Section 161 of the Companies

 Act, Chapter 50 of Singapore, to allot and issue

from time to time such number of Shares as may be

required to be issued pursuant to the vesting of

awards under the plan, provided always that the total

 number of new shares issued and issuable pursuant to

 the plan shall not exceed 15% of the total number of

 issued shares of the Company from time to time; and

subject to the same being allowed by law, to apply

any Shares purchased under any share purchase mandate

 toward the satisfaction of awards granted under the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CREDITO ARTIGIANO SPA, MILANO

  TICKER:                  N/A                 CUSIP:   T3199Y109

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the reports of the Board of                ISSUER             NO              N/A                  N/A

Directors and of the Board of Auditors on FY 2009,

presentation of the balance sheet as on 31 DEC 2009

and of the proposal of net profit allocation related

and consequential

PROPOSAL #2: Approve of the document of Credito                 ISSUER             NO              N/A                  N/A

Valtellinese Bank Group and retributive policies of

the group

PROPOSAL #3: Approve to determine the number of the          ISSUER             NO              N/A                  N/A

members of the Board of Directors and appointment of

the Directors for FY from 2010 to 2012

PROPOSAL #4: Approve the emolument to the Directors           ISSUER             NO              N/A                  N/A

PROPOSAL #5: Appointment of the Board of Auditors for        ISSUER             NO              N/A                  N/A

 FY from 2010 to 2012

PROPOSAL #6: Approve the determination of the                     ISSUER             NO              N/A                  N/A

Auditors emolument

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CREDITO EMILIANO SPA CREDEM, REGGIO EMILIA

  TICKER:                  N/A                 CUSIP:   T3243Z136

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement at 31            ISSUER             NO              N/A                  N/A

DEC and proposal of allocation of the earnings

PROPOSAL #2: Appointment of the Board of Statutory            ISSUER             NO              N/A                  N/A

Auditors for the 3 years time period

PROPOSAL #3: Approve to determine the emolument for          ISSUER             NO              N/A                  N/A

the Board of Directors for the years 2010

PROPOSAL #4: Approve to fix Emolument Policy in                 ISSUER             NO              N/A                  N/A

favour of the Directors, and of employers not bound

to the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CREDITO VALTELLINESE SCARL, SONDRIO

  TICKER:                  N/A                 CUSIP:   T12852108

  MEETING DATE:      9/18/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the document regarding                     ISSUER             NO              N/A                  N/A

emoluments of Company

PROPOSAL #O.2: Amend the Articles of Association                ISSUER             NO              N/A                  N/A

PROPOSAL #E.1: Approve the delegation to the Board of        ISSUER             NO              N/A                  N/A

 Directors, under the provisions of Article 2420-Ter

Civil Code, of the authority to resolve the issue of

convertible bonds, features of conversion and related

 capital increase up to maximum amount of EUR

625,000,000; any adjournment thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CREDITO VALTELLINESE SCARL, SONDRIO

  TICKER:                  N/A                 CUSIP:   T12852108

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Board of                 ISSUER             NO              N/A                  N/A

Directors and of the Board of Auditors on corporate

year 2009, the financial statement at 31 DEC 2009 and

 destination of profits, any adjournment thereof

PROPOSAL #2: Approve to determine according to                   ISSUER             NO              N/A                  N/A

Article 12 of statute  share buyback and sale  any

adjournment thereof

PROPOSAL #3: Amend the remuneration policies, any              ISSUER             NO              N/A                  N/A

adjournment thereof

PROPOSAL #4: Appointment of 15 Directors for                       ISSUER             NO              N/A                  N/A

corporate years 2010, 2011 and 2012

PROPOSAL #5: Approve to determine the emolument of            ISSUER             NO              N/A                  N/A

Board of Directors council

PROPOSAL #6: Appointment of the Board of Auditors for        ISSUER             NO              N/A                  N/A

 corporate years 2010, 2011 and 2012

PROPOSAL #7: Approve to determine the emolument of            ISSUER             NO              N/A                  N/A

auditors

PROPOSAL #8: Appointment of Board of Arbitrators for         ISSUER             NO              N/A                  N/A

Corporate years 2010, 2011 and 2012

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CRESCENT PT ENERGY CORP

  TICKER:                  N/A                 CUSIP:   22576C101

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive and consider the financial                 ISSUER             NO              N/A                  N/A

statements of the Corporation for the YE 31 DEC 2009,

 together with the Auditor's report thereon

PROPOSAL #1: Approve to fix the number of Directors          ISSUER            YES             FOR                  FOR

of the Corporation to be elected at 7

PROPOSAL #2.1: Election of Peter Bannister as a                 ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #2.2: Election of Paul Colborne as a                     ISSUER            YES         AGAINST           AGAINST

Director of the Corporation for the ensuing year

PROPOSAL #2.3: Election of Kenney F. Cugnet as a                ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #2.4: Election of D. Hugh Gillard as a                 ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #2.5: Election of Gerald A. Romanzin as a            ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #2.6: Election of Scott Saxberg as a                     ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #2.7: Election of Gregory G. Turnbull as a          ISSUER            YES         AGAINST           AGAINST

Director of the Corporation for the ensuing year

PROPOSAL #3: Appointment of PricewaterhouseCoopers            ISSUER            YES             FOR                  FOR

LLP, Chartered Accountants, as the Auditors of the

Corporation and authorize the Board of Directors of

the Corporation to fix their remuneration

PROPOSAL #4: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CREW ENERGY INC

  TICKER:                  N/A                 CUSIP:   226533107

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive and consider the financial                 ISSUER             NO              N/A                  N/A

statements of the corporation for the YE 31 DEC 2009,

 together with the Auditors' report

PROPOSAL #1: Approve to fix the number of Directors          ISSUER            YES             FOR                  FOR

of Crew to be elected at the meeting at 5

PROPOSAL #2: Election of John A. Brussa ,Dale O.                ISSUER            YES         AGAINST           AGAINST

Shwed ,David G. Smith ,Dennis L. Nerland , Jeffery E.

 Errico as the Directors of the Crew

PROPOSAL #3: Appointment of KPMG LLP, Chartered                 ISSUER            YES             FOR                  FOR

Accountants, as Auditors of Crew for the ensuing year

 and the authorization of the Directors to fix their

remuneration as such

PROPOSAL #4: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CRODA INTERNATIONAL PLC, GOOLE, EAST YORKSHIRE

  TICKER:                  N/A                 CUSIP:   G25536106

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Directors and         ISSUER            YES             FOR                  FOR

the financial statements

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report

PROPOSAL #3: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of P.N.N. Turner as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect M. Humphrey as a Director                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Re-elect M.S. Christie as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-appoint the Auditors                                     ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve to determine the Auditor's                 ISSUER            YES             FOR                  FOR

remuneration

PROPOSAL #9: Grant authority to allot shares                       ISSUER            YES             FOR                  FOR

PROPOSAL #S.10: Approve the allotment of shares for          ISSUER            YES             FOR                  FOR

cash

PROPOSAL #S.11: Approve the general authority to make        ISSUER            YES             FOR                  FOR

 market purchases of own shares

PROPOSAL #S.12: Approve the notice period for                     ISSUER            YES             FOR                  FOR

shareholders meeting

PROPOSAL #S.13: Amend the Articles of Association               ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CROMWELL GROUP

  TICKER:                  N/A                 CUSIP:   Q2995J103

  MEETING DATE:      10/21/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial reports of                   ISSUER             NO              N/A                  N/A

Cromwell Group and the reports of the Directors and

the Auditor for the YE 30 JUN 2009

PROPOSAL #2.: Approve the Company's remuneration                ISSUER            YES             FOR                  FOR

report for the FYE 30 JUN 2009

PROPOSAL #3.: Re-elect Mr. David Usasz as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires by rotation in accordance

 with the Company's Constitution

PROPOSAL #4.: Re-elect Mr. Richard Foster as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with the Company's Constitution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CRUCELL NV, LEIDEN

  TICKER:                  N/A                 CUSIP:   N23473106

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the general meeting                         ISSUER             NO              N/A                  N/A

PROPOSAL #2.a: Report of the Managing Board on the FY        ISSUER             NO              N/A                  N/A

 2009

PROPOSAL #2.b: Corporate Governance structure and the        ISSUER             NO              N/A                  N/A

 Corporate Governance Code

PROPOSAL #3.a: Approve to maintain the use of the              ISSUER            YES             FOR                  FOR

English language for the annual accounts of the

PROPOSAL #3.b: Approve the annual accounts on the FY         ISSUER            YES             FOR                  FOR

2009

PROPOSAL #4: Reservation and dividend policy                       ISSUER             NO              N/A                  N/A

PROPOSAL #5.a: Grant discharge the Managing Board in         ISSUER            YES             FOR                  FOR

respect of the duties performed during the past FY

PROPOSAL #5.b: Grant discharge the Supervisory Board         ISSUER            YES             FOR                  FOR

in respect of the duties performed during the past FY

PROPOSAL #6: Approve that the general meeting assigns        ISSUER            YES             FOR                  FOR

 Deloitte Accountants B .V. as the Auditors

responsible for Auditing the financial accounts for

PROPOSAL #7: Approve to resign Mr. Sean Lance as                ISSUER            YES             FOR                  FOR

Member of the Supervisory Board where all details as

laid down in Article 2:158 paragraph 5, Section 2:142

 paragraph 3 of the Dutch Civil Code are available

for the general meeting of shareholders

PROPOSAL #8.a: Re-appoint Mr. Jan Pieter Oosterveld          ISSUER            YES             FOR                  FOR

as Member of the Supervisory Board where all details

as laid down in Article 2:158 Paragraph 5, Section 2:

 142 Paragraph 3 of the Dutch Civil Code are

available for the general meeting of shareholders

PROPOSAL #8.b: Appoint Mr. William Burns as Member of        ISSUER            YES             FOR                  FOR

 the Supervisory Board where all details as laid down

 in Article 2:158 Paragraph 5, Section 2: 142

Paragraph 3 of the Dutch Civil Code are available for

 the general meeting of shareholders

PROPOSAL #8.c: Appoint Mr. James Shannon as Member of        ISSUER            YES             FOR                  FOR

 the Supervisory Board where all details as laid down

 in Article 2:158 Paragraph 5, Section 2: 142

Paragraph 3 of the Dutch Civil Code are available for

 the general meeting of shareholders

PROPOSAL #8.d: Appoint Mr. George Siber as Member of         ISSUER            YES             FOR                  FOR

the Supervisory Board where all details as laid down

in Article 2:158 Paragraph 5, Section 2:142 Paragraph

 3 of the Dutch Civil Code are available for the

general meeting of shareholders

PROPOSAL #9: Authorize the Managing Board, subject to        ISSUER            YES         AGAINST           AGAINST

 the approval of the Supervisory Board, to cause the

Company to acquire its own shares for valuable

consideration, up to a maximum number which, at the

time of acquisition, the Company is permitted to

acquire pursuant to the provisions of Section 98,

Subsection 2, of Book 2 of the Netherlands Civil

Code, such acquisition may be effected by means of

any type of contract, including stock exchange

transactions and private transactions, the price must

 lie between the nominal value and an amount equal to

 110% of the market price, by 'market price' is

understood the average of the highest prices reached

by the shares on each of the 5 stock exchange

business days preceding the date of acquisition, as

evidenced by the official price list of Euronext

Amsterdam NV, the authorization will be valid for a

period of 18 months, commencing on 04 JUN 2010

PROPOSAL #10.a: Approve that the Managing Board                 ISSUER            YES         AGAINST           AGAINST

subject to the approval of the Supervisory Board be

designated for a period of 18 months as the body

which is authorized to resolve to issue shares up to

a number of shares not exceeding the number of

unissued shares in the capital of the Company

PROPOSAL #10.b: Authorize the Managing Board under            ISSUER            YES         AGAINST           AGAINST

approval of the Supervisory Board as the sole body to

 limit or exclude the preemptive right on new issued

shares in the Company

PROPOSAL #11.a: Amend the policy of the remuneration         ISSUER            YES             FOR                  FOR

of the Supervisory Board re an increase of the

inventive levels

PROPOSAL #11.b: Authorize the allotment of added                ISSUER            YES         AGAINST           AGAINST

options to the chief operating Officer and Member of

the Managing Board Mr. Cornelis de jong

PROPOSAL #12: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #13: Closing of the general meeting                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CSE GLOBAL LTD

  TICKER:                  N/A                 CUSIP:   Y8346J107

  MEETING DATE:      4/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Directors' report         ISSUER            YES             FOR                  FOR

and the Audited accounts of the Company for the YE 31

 DEC 2009 together with the Auditors' report thereon

PROPOSAL #2: Declare a first and final  one-tier tax         ISSUER            YES             FOR                  FOR

exempt  dividend of 3.5 cents per ordinary share for

the YE 31 DEC 2009  2008: Final one-tier tax exempt

dividend of 3 cents per ordinary share

PROPOSAL #3: Re-elect Mr. Lim Ming Seong, as the                ISSUER            YES             FOR                  FOR

Director of the Company retiring pursuant to Article

95 of the Articles of Association of the Company; Mr.

 Lim Ming Seong will, upon re-election as a Director

of the Company, remain as Chairman of the Board and

Chairman of the Nominating and Compensation

Committees and will be considered independent

PROPOSAL #4: Re-appoint Ernst & Young LLP as the                ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize the Directors

of the Company to fix their remuneration

PROPOSAL #5: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

of USD 223,000 for the YE 31 DEC 2009 2008: USD

PROPOSAL #6: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to issue shares up to 20% of the issued shares in the

 share capital of the Company; that pursuant to

Section 161 of the Companies Act, Capital. 50 and

Rule 806 of the Listing Manual of the Singapore

Exchange Securities Trading Limited  a   i  issue

shares in the Company whether by way of rights, bonus

 or otherwise; and/or  ii  make or grant offers,

agreements or options  collectively, ''Instruments''

 that might or would require shares to be issued,

including but not limited to the creation and issue

of  as well as adjustments to  options, warrants,

debentures or other instruments convertible into

shares, at any time and upon such terms and

conditions and for such purposes and to such persons

as the Directors of the Company may in their absolute

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CSK HOLDINGS CORPORATION

  TICKER:                  N/A                 CUSIP:   J08442105

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to (1): Change Official         ISSUER            YES             FOR                  FOR

Company Name to CSK CORPORATION, Change Business Lines

PROPOSAL #2.: Amend Articles to (2): Increase Capital        ISSUER            YES         AGAINST           AGAINST

 Shares to be issued to 498,376,800 shs.

PROPOSAL #3.: Amend Articles to (3): Eliminate                   ISSUER            YES             FOR                  FOR

Articles Related to Class C and Class D Preferred

Shares

PROPOSAL #4.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Amend Articles to: Increase Capital              ISSUER            YES         AGAINST           AGAINST

Shares to be issued to 498,376,800 shs. (PLEASE NOTE

THAT THIS IS THE AGENDA ITEM FOR THE CLASS

SHAREHOLDERS MEETING OF SHAREHOLDERS OF ORDINARY

SHARES.)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CSM NV

  TICKER:                  N/A                 CUSIP:   N2366U201

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER             NO              N/A                  N/A

PROPOSAL #2: Report of the Board of Management on              ISSUER             NO              N/A                  N/A

calendar year 2009 the Supervisory Board

presentation, discussion of the Board of Management

and the Supervisory Board report

PROPOSAL #3.a: Reservation and dividend policy                    ISSUER             NO              N/A                  N/A

PROPOSAL #3.b: Adopt the financial statements 2009             ISSUER             NO              N/A                  N/A

PROPOSAL #3.c: Approve to determine the dividend                ISSUER             NO              N/A                  N/A

PROPOSAL #4: Grant discharge to the Board of                       ISSUER             NO              N/A                  N/A

Management in respect of its Management duties

PROPOSAL #5: Grant discharge to the Supervisory Board        ISSUER             NO              N/A                  N/A

 in respect of its Supervisory duties

PROPOSAL #6: Corporate Governance / Compliance with          ISSUER             NO              N/A                  N/A

corporate governance code

PROPOSAL #7: Re-appoint Mr. N.J.M. Kramer as a Member        ISSUER             NO              N/A                  N/A

 of the Management Board

PROPOSAL #8: Approve the remuneration policy for the         ISSUER             NO              N/A                  N/A

Board of Management

PROPOSAL #9: Appointment of Mr. R.H. P. Markham as a         ISSUER             NO              N/A                  N/A

Member of the Supervisory Board, as specified

PROPOSAL #10: Approve the remuneration of the                     ISSUER             NO              N/A                  N/A

supervisory Board

PROPOSAL #11.a: Authorize the Board of Management to         ISSUER             NO              N/A                  N/A

issue shares extension of the period during which the

 board of management is authorized to issue common

shares

PROPOSAL #11.b: Authorize the Board of Management to         ISSUER             NO              N/A                  N/A

issue shares extension of the period during which the

 Board of Management is authorized to restrict or

exclude the statutory pre-emptive rights when issuing

 common shares

PROPOSAL #11.c: Authorize the Board of Management to         ISSUER             NO              N/A                  N/A

issue shares extension of the period during which the

 Board of Management is authorized to issue

cumulative financing preference shares

PROPOSAL #12: Authorize the Board of Management to            ISSUER             NO              N/A                  N/A

acquire shares in the share capital of the Company on

 behalf of the Company

PROPOSAL #13: Re-appointment of the External Auditor         ISSUER             NO              N/A                  N/A

PROPOSAL #14: Any Other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #15: Close                                                                   ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CSR PLC

  TICKER:                  N/A                 CUSIP:   G1790J103

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial statements and the        ISSUER            YES         AGAINST           AGAINST

 reports of the Directors and the Auditors

PROPOSAL #2: Approve the remuneration report for the         ISSUER            YES             FOR                  FOR

period ended 01 JAN 2010

PROPOSAL #3: Re-elect Mr. Ron Mackintosh as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Re-elect Mr. Sergio Giacoletto-Roggio as        ISSUER            YES         AGAINST           AGAINST

 a Director

PROPOSAL #5: Election of Mr. Kanwar Chadha as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #6: Election of Mr. Diosdado Banatao as a            ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #7: Re-appoint Deloitte LLP as the Auditors         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #8: Authorize the Directors to determine the        ISSUER            YES         AGAINST           AGAINST

 remuneration of the Auditors

PROPOSAL #9: Authorize the Company and all its                   ISSUER            YES             FOR                  FOR

subsidiaries to make political donations

PROPOSAL #10: Grant authority to the Directors, under        ISSUER            YES             FOR                  FOR

 Section 551 of the Companies Act 2006

PROPOSAL #S.11: Approve, pursuant to Section 570 of          ISSUER            YES             FOR                  FOR

the Companies Act 2006 to renew the disapplication of

 statutory pre-emption rights

PROPOSAL #S.12: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares under Section 701 of the Companies Act

PROPOSAL #S.13: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

PROPOSAL #S.14: Approve to authorize the general                ISSUER            YES             FOR                  FOR

meeting other than an AGM to be called on not less

than 14 clear days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CTCI CORPORATION

  TICKER:                  N/A                 CUSIP:   Y18229107

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Receive the 2009 business reports,              ISSUER            YES             FOR                  FOR

financial statements and consolidated financial

statements

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2.42 per share

PROPOSAL #B.3: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

asset acquisition or disposal

PROPOSAL #B.5: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CTS EVENTIM AG, BREMEN

  TICKER:                  N/A                 CUSIP:   D1648T108

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 financial

year with the report of the Supervisory Board, the

group financial statements and annual report, and the

 report pursuant to Sections 289(4) and 315(4) of the

 German Commercial Code

PROPOSAL #2.: Appropriation of the distributable                ISSUER            YES             FOR                  FOR

profit of EUR 63,206,732 as follows: Payment of a

dividend of EUR 0.83 per share EUR 43,288,537 shall

be carried forward Ex-dividend and payable date: 13

MAY 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of t he                   ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Appointment of PricewaterhouseCoopers          ISSUER            YES             FOR                  FOR

AG, Os nabruck as the Auditors for the 2010 financial

 year

PROPOSAL #6.: Election of Edmund Hug, Jobst P log,            ISSUER            YES             FOR                  FOR

Horst R. Schmidt to the Supervisory Board

PROPOSAL #7.: Authorization to acquire own shares of         ISSUER            YES             FOR                  FOR

the company shall be authorized to acquire own shares

 of up to 10% of its share capital, at prices not

deviating more than 10% from the market price of the

shares, on or before 11 MAY 2015, the Boa rd of

Managing Directors shall be authorized to use the

shares for acquisition purposes, to float the shares

on foreign stock exchanges, to sell the shares at a

price not more than 5% below their market price, and

to u se the shares to satisfy conversion or option

rights, authorize the Board of Managing Directors to

retire the shares, the rights of the Company to

acquire own shares as per Section 71(1)1-6 of the

German Stock Corporation Act shall not be affected,

7.5 this authorization replaces the one given by the

AGM of 15 MAY 2008

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CUMMINS INDIA LTD

  TICKER:                  N/A                 CUSIP:   Y4807D150

  MEETING DATE:      7/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report        ISSUER            YES             FOR                  FOR

 and audited profit and loss account for the YE 31

MAR 2009 and the balance sheet as at that date

PROPOSAL #2.: Declare a final dividend on equity                ISSUER            YES             FOR                  FOR

shares and ratify the interim and special dividend

declared by the Board of Directors

PROPOSAL #3.: Re-appoint Mr. Rajeev Bakshi as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. P.S. Dasgupta as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. S.M. Chapman as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Appoint the Auditors to hold office              ISSUER            YES             FOR                  FOR

from the conclusion of this meeting until the

conclusion of the next AGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CYBERLINK CO LTD

  TICKER:                  N/A                 CUSIP:   Y1853F105

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 6.422 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings; proposed stock dividend: 7.8

SHS for 1,000 SHS held

PROPOSAL #B.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of incorporation

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans, endorsement and guarantee

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CYBERTAN TECHNOLOGY INC

  TICKER:                  N/A                 CUSIP:   Y1702V103

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: The 2009 business reports                              ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The 2009 audited reports reviewed by          ISSUER             NO              N/A                  N/A

the Supervisors

PROPOSAL #1.3: The indirect investment status in                ISSUER             NO              N/A                  N/A

Mainland China

PROPOSAL #2.1: Ratify the 2009 business and financial        ISSUER            YES             FOR                  FOR

 reports

PROPOSAL #2.2: Ratify the 2009 earnings distribution         ISSUER            YES             FOR                  FOR

proposal (proposed cash dividend: TWD 1.5/share)

PROPOSAL #2.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #2.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsements and guarantees

PROPOSAL #2.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

loan to other parties

PROPOSAL #3: Other issues and extraordinary motions           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CYBOZU,INC.

  TICKER:                  N/A                 CUSIP:   J1146T109

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CYRELA COML PPTYS S A  EMPREENDIMENTOS E  PARTICIP

  TICKER:                  N/A                 CUSIP:   P34093107

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to examine, discuss and vote              ISSUER            YES             FOR                  FOR

upon the Board of Directors annual report, the

financial statements and Independent Auditors report

relating to FYE 31 DEC 2009

PROPOSAL #2: Approve the destination of the YE                   ISSUER            YES             FOR                  FOR

results of 2009 and the distribution of dividends

PROPOSAL #3: Election of the Members of the Board of         ISSUER            YES         AGAINST           AGAINST

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CYRELA COML PPTYS S A  EMPREENDIMENTOS E  PARTICIP

  TICKER:                  N/A                 CUSIP:   P34093107

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend the Article 6 of the corporate By-        ISSUER            YES             FOR                  FOR

Laws of the Company, resulting from the decisions of

the Board of Directors made at the meetings held on

03 JUN 2009, and 08 OCT 2009, in such a way as to

reflect the changes to the capital decided on at them

PROPOSAL #2: Approve the exclusion of paragraph 5 and        ISSUER            YES             FOR                  FOR

 the renumbering of paragraph 6 of Article 30, and

the amendment of Article 41 of the corporate By-Laws

of the Company, to change the form of representation

of the Company

PROPOSAL #3: Approve to set the Directors remuneration      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  D S SMITH PLC

  TICKER:                  N/A                 CUSIP:   G2848Q123

  MEETING DATE:      9/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual report and        ISSUER            YES             FOR                  FOR

 accounts

PROPOSAL #2.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the report on remuneration                ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Mr. P.M. Johnson as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES             FOR                  FOR

 of the Company and authorize the Directors to

determine the remuneration of the Auditors

PROPOSAL #6.: Approve to increase the authorized                ISSUER            YES         AGAINST           AGAINST

share capital of the Company

PROPOSAL #7.: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #S.8: Grant authority to disapply the pre-           ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #S.9: Approve to renew the authority for the        ISSUER            YES             FOR                  FOR

 Company to purchase its own ordinary shares

PROPOSAL #S.10: Approve to maintain the notice period        ISSUER            YES             FOR                  FOR

 for general meetings

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAE DUCK ELECTRONICS CO LTD

  TICKER:                  N/A                 CUSIP:   Y1858V105

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of Youngjae Kim (External) &            ISSUER            YES             FOR                  FOR

Sunghwan Park as the Directors

PROPOSAL #3: Election of Jaehak Yoo & Jeongbok Jeon          ISSUER            YES             FOR                  FOR

as the Auditors

PROPOSAL #4: Approve the remuneration for the Director      ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the remuneration for the Auditor        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAEDUCK GDS CO LTD, ANSAN

  TICKER:                  N/A                 CUSIP:   Y18591100

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement,                     ISSUER            YES             FOR                  FOR

expected dividend ratio cash dividend KRW 300  60%

per 1 ordinary share, KRW 305  61%  per 1 preferred

PROPOSAL #2: Amend the Articles of Incorporation as          ISSUER            YES             FOR                  FOR
specified

PROPOSAL #3: Election of the Directors; candidates:          ISSUER            YES             FOR                  FOR

Sungyu Choi  external  kukjin Jeon

PROPOSAL #4: Election of the Auditors; candidates:            ISSUER            YES             FOR                  FOR

Jeongsu Lee, Myungyu Kim

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #6: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAEHAN FLOUR MILLS CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y18601107

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of Jong Kak Lee, Kun Young Lee,        ISSUER            YES             FOR                  FOR

 Jung Hee Lee and Ho Woong Lee as the Inside

Directors and Ki Do Kim as an Outside Director

PROPOSAL #3: Approve the remuneration for Director             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAEJAN HOLDINGS PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G26152101

  MEETING DATE:      9/11/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements for            ISSUER            YES             FOR                  FOR

the YE 31 MAR 2009 together with the reports of the

Directors and the Auditors

PROPOSAL #2.: Approve the remuneration report for the        ISSUER            YES             FOR                  FOR

 YE 31 MAR 2009

PROPOSAL #3.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect D. Davis as a Director, who            ISSUER            YES         AGAINST           AGAINST

retires by rotation

PROPOSAL #5.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES             FOR                  FOR

Auditors and authorize the Directors to agree their

remuneration

PROPOSAL #S.6: Amend, with effect from 00.01 a.m. on         ISSUER            YES             FOR                  FOR

01 OCT 2009, the Articles of Association by deleting

all the provisions of the Memorandum of Association

of the Company which, by virtue of Section 28 of the

Companies Act 2006, are to be treated as part of the

Articles of Association; approve and adopt the

Articles of Association of the Company contained in

the document produced to the meeting as the new

Articles of Association of the Company, in

substitution for, and to the exclusion of, the

existing Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAEKYO CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y1861Q101

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement expected        ISSUER            YES             FOR                  FOR

 cash dividend: ordinary shares: KRW 100 per 1 shares

 preferred shares: KRW 110 per 1 shares

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Election of 2 inside Directors and 1              ISSUER            YES             FOR                  FOR

outside Director

PROPOSAL #4: Approve the limit of the remuneration            ISSUER            YES             FOR                  FOR

for the Directors

PROPOSAL #5: Approve the partial amendment on the              ISSUER            YES         AGAINST           AGAINST

retirement benefit plan for the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAESANG CORP

  TICKER:                  N/A                 CUSIP:   Y7675E101

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 56th income statement,                 ISSUER            YES             FOR                  FOR

balance sheet, proposed disposition of retained

PROPOSAL #2: Election of Gisub Lim, Singi Jeon as the        ISSUER            YES             FOR                  FOR

 External Directors

PROPOSAL #3: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #4: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAETWYLER HOLDING AG, ALTDORF

  TICKER:                  N/A                 CUSIP:   H17592157

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual report, company and          ISSUER             NO              N/A                  N/A

consolidated financial statements for 2009 and the

Auditors' reports

PROPOSAL #2: Ratify the acts of the Directors                      ISSUER             NO              N/A                  N/A

PROPOSAL #3: Approve the allocation of income and              ISSUER             NO              N/A                  N/A

dividends of CHF 0.24 per registered share and CHF

1.20 per bearer share

PROPOSAL #4.1.1: Re-elect Ernst Leinhard as a                     ISSUER             NO              N/A                  N/A

Director representing Bearer Shareholders

PROPOSAL #4.1.2: Re-elect Messrs. Hans R. Ruegg and          ISSUER             NO              N/A                  N/A

Werner Inderbitzin for a further term of office of

four years, and Franz Steinegger for a term of three

years

PROPOSAL #4.2: Re-appoint PricewaterhouseCoopers AG          ISSUER             NO              N/A                  N/A

as the Statutory Auditors for a term of one year

PROPOSAL #5.: Amend Article 3 [Share Capital] of the         ISSUER             NO              N/A                  N/A

Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAETWYLER HOLDING AG, ALTDORF

  TICKER:                  N/A                 CUSIP:   H17592157

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #i.: Approve the current representative of          ISSUER             NO              N/A                  N/A

the Bearer Share Stockholders, Dr. oec. Ernst

Lienhard as Representative of the Bearer Share

Stockholders and to be proposed to the AGM for re-

election to the Board of Directors for a term of

office of office of four years

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAEWOO MOTORS SALES CORP, INCHON

  TICKER:                  N/A                 CUSIP:   Y96951101

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 44th balance sheet, income          ISSUER            YES             FOR                  FOR

statement, and proposed disposition of retained

PROPOSAL #2: Amend the Article of Incorporation                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Election of Heuidal Lee as a External            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Election of Heuidal Lee as the Member of        ISSUER            YES             FOR                  FOR

 Audit Committee

PROPOSAL #5: Approve the remuneration limit for the          ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAEWOONG PHARMACEUTICAL CO LTD, SONGNAM

  TICKER:                  N/A                 CUSIP:   Y1915W104

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 8th balance sheet, income            ISSUER            YES             FOR                  FOR

statement, and proposed disposition of retained

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Jaeseung Yoon as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the remuneration limit of the            ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #5: Approve the remuneration limit of the            ISSUER            YES             FOR                  FOR

Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAH CHONG HONG HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Y19197105

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited accounts and the              ISSUER            YES             FOR                  FOR

Reports of the Directors and the Auditors for the YE

31 DEC 2009

PROPOSAL #2: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009

PROPOSAL #3.a: Re-elect Wai King Fai, Francis as a            ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.b: Re-elect Yin Ke as a Director                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.c: Re-elect Fei Yiping as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #3.d: Re-elect Mak Kwing Tim as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #3.e: Re-elect Lau Sei Keung as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #3.f: Re-elect Tsoi Tai Kwan, Arthur as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.g: Re-elect Cheung Kin Piu, Valiant as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Re-appoint Messrs. KPMG the Auditors and        ISSUER            YES             FOR                  FOR

 authorize the Board of Directors to fix their

remuneration

PROPOSAL #5: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

to allot, issue and dispose of additional shares in

the Company and to make or grant offers, agreements

and options which would or might require the exercise

 of such powers, during and after the relevant

period, otherwise than pursuant to (i) Rights Issue

or (ii) any option scheme or similar arrangement for

the time being adopted for the grant or issue to the

officers and/or employees of the Company and/or any

of its subsidiaries of shares or rights to acquire

shares of the Company or (iii) the exercise of rights

 of subscription or conversion under the terms of any

 warrants issued by the Company or any securities

which are convertible into shares of the Company or

(iv) any scrip dividend or similar arrangement

providing for the allotment of shares in lieu of the

PROPOSAL #6: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

during the Relevant Period all the powers of the

Company to purchase or otherwise acquire shares of

the Company in accordance with all applicable laws

and the requirements of the Rules Governing the

Listing of Securities on The Stock Exchange of Hong

Kong Limited, provided that the aggregate nominal

amount of shares so purchased or otherwise acquired

shall not exceed 10% of the aggregate nominal amount

of the share capital of the Company in issue at the

date of this Resolution; Authority expires earlier of

 the conclusion of the next AGM of the Company; or

the expiration of the period within which the next

AGM of the Company is required by law to be held

PROPOSAL #7: Approve, conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolutions 5 and 6, the aggregate nominal amount of

 the shares which are purchased or otherwise acquired

 by the Company pursuant to Resolution 6 shall be

added to the aggregate nominal amount of the shares

which may be issued pursuant to Resolution 5

PROPOSAL #8: Approve the Disposal (as defined in the         ISSUER            YES             FOR                  FOR

circular to the shareholders of the Company dated 08

APR 2010), on and subject to such terms and

conditions as the Directors may in their absolute

discretion consider expedient, necessary or desirable

 provided that the amount of consideration agreed or

to be agreed for the Disposal shall be no less than

the open market value at the relevant time of the

agreement as assessed by an independent professional

property valuer but in any event no less than HKD

110,000,000, the entering into of any sale and

purchase agreement(s) CONTD..

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAIBIRU CORPORATION

  TICKER:                  N/A                 CUSIP:   J08463101

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

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  ISSUER:                  DAI-DAN CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J62234109

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Retirement Allowance for                     ISSUER            YES         AGAINST           AGAINST

Retiring Directors, and Payment of Accrued Benefits

associated with Abolition of Retirement Benefit

System for Current Directors and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAIFUKU CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J08988107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAIHEN CORPORATION

  TICKER:                  N/A                 CUSIP:   J09114109

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAIICHI CHUO KISEN KAISHA

  TICKER:                  N/A                 CUSIP:   J09240102

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAIKEN CORPORATION

  TICKER:                  N/A                 CUSIP:   J09933102

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Reduce Board Size to         ISSUER            YES         AGAINST           AGAINST

9, Adopt Reduction of Liability System for Outside

Auditors

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAIKYO INCORPORATED

  TICKER:                  N/A                 CUSIP:   J10164119

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAIO PAPER CORPORATION

  TICKER:                  N/A                 CUSIP:   J79518114

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Adopt Reduction of            ISSUER            YES             FOR                  FOR

Liability System for All Directors, Adopt Reduction

of Liability System for Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAIRY CREST GROUP PLC

  TICKER:                  N/A                 CUSIP:   G2624G109

  MEETING DATE:      7/16/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the accounts and                ISSUER            YES             FOR                  FOR

reports

PROPOSAL #2.: Approve the Directors remuneration                ISSUER            YES             FOR                  FOR

report

PROPOSAL #3.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Mr. S.M.D. Oliver as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Mr. M. Allen as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-elect Mr. H. Mann as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-appoint Ernst and Young LLP as the          ISSUER            YES             FOR                  FOR

Auditors and authorize the Directors to determine

their remuneration

PROPOSAL #8.: Grant authority to allot relevant                 ISSUER            YES             FOR                  FOR

securities

PROPOSAL #S.9: Authorize the Company to make market          ISSUER            YES             FOR                  FOR

purchases of shares

PROPOSAL #S.10: Grant authority to allot equity                 ISSUER            YES             FOR                  FOR

securities for cash

PROPOSAL #S.11: Approve to allow general meetings to         ISSUER            YES             FOR                  FOR

be called on at least 14 clear day's notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAISEKI CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J10773109

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Director                                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAIWABO HOLDINGS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J11256104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Increase Authorized          ISSUER            YES         AGAINST           AGAINST

Capital to 400,000,000 shs.

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DALIAN PORT (PDA) COMPANY LTD, CENTRAL HONG KONG P

  TICKER:                  N/A                 CUSIP:   G2739Z109

  MEETING DATE:      11/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1.A: Approve, conditional upon the                   ISSUER            YES             FOR                  FOR

passing of Resolution No. 4 and obtaining all

necessary approvals of the CSRC and other relevant

regulatory authorities, the allotment and issue of

the A Shares by the Company and each of the specified

 terms and conditions of the A Share Issue: type of

securities to be issued: A Shares

PROPOSAL #S.1.B: Approve, conditional upon the                   ISSUER            YES             FOR                  FOR

passing of Resolution No. 4 and obtaining all

necessary approvals of the CSRC and other relevant

regulatory authorities, the allotment and issue of

the A Shares by the Company and each of the specified

 terms and conditions of the A Share Issue: nominal

value: RMB 1.00

PROPOSAL #S.1.C: Approve, conditional upon the                   ISSUER            YES             FOR                  FOR

passing of Resolution No. 4 and obtaining all

necessary approvals of the CSRC and other relevant

regulatory authorities, the allotment and issue of

the A Shares by the Company and each of the specified

 terms and conditions of the A Share Issue: Listing

stock exchange: Shanghai Stock Exchange

PROPOSAL #S.1.D: Approve, conditional upon the                   ISSUER            YES             FOR                  FOR

passing of Resolution No. 4 and obtaining all

necessary approvals of the CSRC and other relevant

regulatory authorities, the allotment and issue of

the A Shares by the Company and each of the specified

 terms and conditions of the A Share Issue: Approve,

conditional upon the passing of Resolution No. 4 and

obtaining all necessary approvals of the CSRC and

other relevant regulatory authorities, the allotment

and issue of the A Shares by the Company and each of

the specified terms and conditions of the A Share

Issue: methods of issue: offering of the Public A

Shares via a combination of placement through offline

 offering to investors with whom a market

consultation on price will be conducted, public

offering through online subscription at the Issue

Price and other methods approved by the CSRC; and

Placement of the Consideration Shares to PDA at the

PROPOSAL #S.1.E: Approve, conditional upon the                   ISSUER            YES             FOR                  FOR

passing of Resolution No. 4 and obtaining all

necessary approvals of the CSRC and other relevant

regulatory authorities, the allotment and issue of

the A Shares by the Company and each of the specified

 terms and conditions of the A Share Issue: target

Subscribers: public A Shares: qualified Public A

Share Investors; and Consideration Shares: PDA

PROPOSAL #S.1.F: Approve, conditional upon the                   ISSUER            YES             FOR                  FOR

passing of Resolution No. 4 and obtaining all

necessary approvals of the CSRC and other relevant

regulatory authorities, the allotment and issue of

the A Shares by the Company and each of the specified

 terms and conditions of the A Share Issue: the range

 for the Issue Price will be determined based on

preliminary price consultation with selected

potential investors, an offline cumulative bidding

price consultation will then be conducted within such

 range, the Issue Price will be determined by the

Board on the basis of the results of the cumulative

bidding price consultation and the prevailing

conditions of the PRC securities market at the time

when the A Share Issue takes place, in any event, the

 Issue Price will not be less than 90% of the average

 trading price of the H Shares during the period of

20 Trading Days immediately prior to the publication

of the preliminary prospectus for the A Share Issue

PROPOSAL #S.1.G: Aprpove, conditional upon the                   ISSUER            YES             FOR                  FOR

passing of Resolution No. 4 and obtaining all

necessary approvals of the CSRC and other relevant

regulatory authorities, the allotment and issue of

the A Shares by the Company and each of the specified

 terms and conditions of the A Share Issue: not more

than 1,200,000,000 Public A Shares to qualified

public A Share Investors; and not more than

1,200,000,000 Consideration Shares to PDA in respect

of the Initial Consideration for the Acquisition, the

 number of the Consideration Shares will be

determined pursuant to the specified formula; in the

event that the number of the Consideration Shares

determined pursuant to the above mentioned formula

(i) is more than 1,200,000,000, only a total of

1,200,000,000 Consideration Shares will be issued to

PDA and the difference between the amount of the

proceeds from the issue of the Consideration Shares

and the Initial Consideration will be paid by the

Company to PDA in cash; or (ii) is equal to or less

than 1,200,000,000, the number of the Consideration

Shares determined pursuant t o the above mentioned

formula will be rounded down to the nearest multiple

of 10,000 and the difference between the amount of

the proceeds from the issue of the Consideration

Shares and the Initial Consideration will be

contributed by PDA to the capital reserve of the

Company; the final number of the Public A Shares and

the Consideration Shares shall be determined by the

Board after the Issue Price is fixed, subject to

authorization by the Shareholders at the EGM, the

Domestic Shareholders Class Meeting and the H

Shareholders Class Meeting, respectively, and to

approval from the relevant regulatory authorities;

pursuant to the relevant PRC laws and regulations, a

number of Public A Shares representing 10% of the

total number of the A Shares to be issued to the

public will be created by conversion from an equal

number of the Domestic Shares currently held by PDA

and other existing Domestic Shareholders [as the

holders of the state-owned Domestic Shares], such

number of Public A Shares will be transferred to the

NSSF Council for nil consideration, the final number

of Public A Shares to be so created by conversion and

 allocated to the NSSF Council will be subject to the

 determination of the final number of A Shares to be

issued pursuant to the A Share Issue, and

confirmation by the relevant PRC state-owned assets

PROPOSAL #S.1.H: Approve, conditional upon the                   ISSUER            YES             FOR                  FOR

passing of Resolution No. 4 and obtaining all

necessary approvals of the CSRC and other relevant

regulatory authorities, the allotment and issue of

the A Shares by the Company and each of the specified

 terms and conditions of the A Share Issue: rights

attached to the A Shares: except as otherwise

provided in the relevant laws, administrative

regulations, departmental rules and other regulatory

documents and the Articles, holders of the A Shares

will be entitled to the same rights as the holders of

 existing Domestic Shares and H Shares in all respects

PROPOSAL #S.1.I: Approve, conditional upon the                   ISSUER            YES             FOR                  FOR

passing of Resolution No. 4 and obtaining all

necessary approvals of the CSRC and other relevant

regulatory authorities, the allotment and issue of

the A Shares by the Company and each of the specified

 terms and conditions of the A Share Issue: listing

of the Domestic Shares: Application will be made to

the Shanghai Stock Exchange for all Domestic Shares

comprising the existing Domestic Shares, the Public A

 Shares and the Consideration Shares to be listed on

the Shanghai Stock Exchange

PROPOSAL #S.1.J: Approve, conditional upon the                   ISSUER            YES             FOR                  FOR

passing of Resolution No. 4 and obtaining all

necessary approvals of the CSRC and other relevant

regulatory authorities, the allotment and issue of

the A Shares by the Company and each of the specified

 terms and conditions of the A Share Issue: term: the

 above Resolutions S.1.A to S.1.I, if approved, shall

 be valid for a period of 12 months from the date of

approval at the H Shareholders Class Meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DALIAN PORT (PDA) COMPANY LTD, CENTRAL HONG KONG P

  TICKER:                  N/A                 CUSIP:   G2739Z109

  MEETING DATE:      11/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1.A: That conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolution No. 4 and obtaining all necessary

approvals of the CSRC and other relevant regulatory

authorities, the allotment and issue of the A Shares

by the Company be approved as per the following: Type

 of securities to be issued: A Shares

PROPOSAL #S.1.B: That conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolution No. 4 and obtaining all necessary

approvals of the CSRC and other relevant regulatory

authorities, the allotment and issue of the A Shares

by the Company be approved as per the following:

Nominal value: RMB1.00

PROPOSAL #S.1.C: That conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolution No. 4 and obtaining all necessary

approvals of the CSRC and other relevant regulatory

authorities, the allotment and issue of the A Shares

by the Company be approved as per the following:

Listing stock exchange: Shanghai Stock Exchange

PROPOSAL #S.1.D: That conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolution No. 4 and obtaining all necessary

approvals of the CSRC and other relevant regulatory

authorities, the allotment and issue of the A Shares

by the Company be approved as per the following:

Methods of issue: Offering of the Public A Shares via

 a combination of placement through offline offering

to investors with whom a market consultation on price

 will be conducted, public offering through online

subscription at the Issue Price and other methods

approved by the CSRC; and Placement of the

Consideration Shares to PDA at the Issue Price

PROPOSAL #S.1.E: That conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolution No. 4 and obtaining all necessary

approvals of the CSRC and other relevant regulatory

authorities, the allotment and issue of the A Shares

by the Company be approved as per the following:

Target Subscribers: Public A Shares: Qualified Public

 A Share Investors; and Consideration Shares: PDA

PROPOSAL #S.1.F: That conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolution No. 4 and obtaining all necessary

approvals of the CSRC and other relevant regulatory

authorities, the allotment and issue of the A Shares

by the Company be approved as per the following:

Method for determining the Issue Price: the range for

 the Issue Price will be determined based on

preliminary price consultation with selected

potential investors, an offline cumulative bidding

price consultation will then be conducted within such

 range, the Issue Price will be determined by the

Board on the basis of the results of the cumulative

bidding price consultation and the prevailing

conditions of the PRC securities market at the time

when the A Share Issue takes place, in any event, the

 Issue Price will not be less than 90% of the average

 trading price of the H Shares during the period of

20 Trading Days immediately prior to the publication

of the preliminary prospectus for the A Share Issue

PROPOSAL #S.1.G: That conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolution No. 4 and obtaining all necessary

approvals of the CSRC and other relevant regulatory

authorities, the allotment and issue of the A Shares

by the Company be approved as per the following:

Number of the A Shares to be issued: not more than

1,200,000,000 Public A Shares to qualified public A

Share Investors; and not more than 1,200,000,000

Consideration Shares to PDA in respect of the Initial

 Consideration for the Acquisition, the number of the

 Consideration Shares will be determined pursuant to

the specified formula; in the event that the number

of the Consideration Shares determined pursuant to

the above mentioned formula (i) is more than

1,200,000,000, only a total of 1,200,000,000

Consideration Shares will be issued to PDA and the

difference between the amount of the proceeds from

the issue of the Consideration Shares and the Initial

 Consideration will be paid by the Company to PDA in

cash; or (ii) is equal to or less than 1,200,000,000,

 the number of the Consideration Shares determined

pursuant to the specified formula will be rounded

down to the nearest multiple of 10,000 and the

difference between the amount of the proceeds from

the issue of the Consideration Shares and the Initial

 Consideration will be contributed by PDA to the

capital reserve of the Company; the final number of

the Public A Shares and the Consideration Shares

shall be determined by the Board after the Issue

Price is fixed, subject to authorization by the

Shareholders at the EGM, the Domestic Shareholders

Class Meeting and the H Shareholders Class Meeting,

respectively, and to approval from the relevant

regulatory authorities; pursuant to the relevant PRC

laws and regulations, a number of Public A Shares

representing 10% of the total number of the A Shares

to be issued to the public will be created by

conversion from an equal number of the Domestic

Shares currently held by PDA and other existing

Domestic Shareholders [as the holders of the state-

owned Domestic Shares], such number of Public A

Shares will be transferred to the NSSF Council for

nil consideration, the final number of Public A

Shares to be so created by conversion and allocated

to the NSSF Council will be subject to the

determination of the final number of A Shares to be

issued pursuant to the A Share Issue, and

PROPOSAL #S.1.H: That conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolution No. 4 and obtaining all necessary

approvals of the CSRC and other relevant regulatory

authorities, the allotment and issue of the A Shares

by the Company be approved as per the following:

Rights attached to the A Shares: except as otherwise

provided in the relevant laws, administrative

regulations, departmental rules and other regulatory

documents and the Articles, holders of the A Shares

will be entitled to the same rights as the holders of

 existing Domestic Shares and H Shares in all respects

PROPOSAL #S.1.I: That conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolution No. 4 and obtaining all necessary

approvals of the CSRC and other relevant regulatory

authorities, the allotment and issue of the A Shares

by the Company be approved as per the following:

Listing of the Domestic Shares: application will be

made to the Shanghai Stock Exchange for Domestic

Shares comprising the existing Domestic Shares, the

Public A Shares and the Consideration Shares to be

listed on the Shanghai Stock Exchange

PROPOSAL #S.1.J: That conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolution No. 4 and obtaining all necessary

approvals of the CSRC and other relevant regulatory

authorities, the allotment and issue of the A Shares

by the Company be approved as per the following:

Term: the above Resolutions S.1.A to S.1.I, if

approved, shall be valid for a period of 12 months

from the date of approval by the Shareholders at the

PROPOSAL #S.2.A: That conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolutions No. 1 and 4 and obtaining all necessary

approvals of the CSRC and other relevant regulatory

authorities, the proceeds from the issue of the

Public A Shares be applied as follows: as to

approximately RMB 890,000,000 to fund the

construction of 10 oil storage tanks with a total

capacity of 1,000,000 millicube in the Xingang area

PROPOSAL #S.2.B: That conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolutions No. 1 and 4 and obtaining all necessary

approvals of the CSRC and other relevant regulatory

authorities, the proceeds from the issue of the

Public A Shares be applied as follows: as to

approximately RMB 550,000,000 to fund the

construction of six oil storage tanks with a total

capacity of 600,000 millicube in the Xingang resort

PROPOSAL #S.2.C: That conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolutions No. 1 and 4 and obtaining all necessary

approvals of the CSRC and other relevant regulatory

authorities, the proceeds from the issue of the

Public A Shares be applied as follows: as to

approximately RMB 29,600,000 to fund the construction

 of four oil storage tanks with a total capacity of

400,000 millicube for the second phase of the Group's

 Shatuozi oil storage tanks project

PROPOSAL #S.2.D: That conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolutions No. 1 and 4 and obtaining all necessary

approvals of the CSRC and other relevant regulatory

authorities, the proceeds from the issue of the

Public A Shares be applied as follows: as to

approximately RMB 320,000,000 to fund the

construction of a liquefied natural gas project in

PROPOSAL #S.2.E: That conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolutions No. 1 and 4 and obtaining all necessary

approvals of the CSRC and other relevant regulatory

authorities, the proceeds from the issue of the

Public A Shares be applied as follows: as to

approximately RMB 192,500,000 to fund an proposed

increase in the registered capital of Dalian Port

Container Terminal Co., Ltd which operates the second

 phase of the Dayao Bay container terminals in Dalian

PROPOSAL #S.2.F: That conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolutions No. 1 and 4 and obtaining all necessary

approvals of the CSRC and other relevant regulatory

authorities, the proceeds from the issue of the

Public A Shares be applied as follows: as to

approximately RMB 224,000,000 to fund the further

investment in Dalian International Container Terminal

 Co., Ltd which operates the third phase of the

Group's Dayao Bay container terminals in Dalian

PROPOSAL #S.2.G: That conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolutions No. 1 and 4 and obtaining all necessary

approvals of the CSRC and other relevant regulatory

authorities, the proceeds from the issue of the

Public A Shares be applied as follows: as to

approximately RMB 54,000,000 to purchase two

PROPOSAL #S.2.H: That conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolutions No. 1 and 4 and obtaining all necessary

approvals of the CSRC and other relevant regulatory

authorities, the proceeds from the issue of the

Public A Shares be applied as follows: as to

approximately RMB 520,000,000 to fund the

construction of No. 4 stacking yard in Dalian

PROPOSAL #S.2.I: That conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolutions No. 1 and 4 and obtaining all necessary

approvals of the CSRC and other relevant regulatory

authorities, the proceeds from the issue of the

Public A Shares be applied as follows: as to

approximately RMB 37,200,000 to purchase a gantry

PROPOSAL #S.2.J: That conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolutions No. 1 and 4 and obtaining all necessary

approvals of the CSRC and other relevant regulatory

authorities, the proceeds from the issue of the

Public A Shares be applied as follows: as to

approximately RMB 400,000,000 to be applied to fund

the construction of seven general cargo berths and

four roll-on, roll-off berths at Dalian Bay in

connection with the relocation of the general cargo

and roll-on, roll-off terminal operation

PROPOSAL #S.2.K: That conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolutions No. 1 and 4 and obtaining all necessary

approvals of the CSRC and other relevant regulatory

authorities, the proceeds from the issue of the

Public A Shares be applied as follows: as to

approximately RMB 230,000,000 to be applied to

purchase two ro-ro ships each with a capacity of

PROPOSAL #S.2.L: That conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolutions No. 1 and 4 and obtaining all necessary

approvals of the CSRC and other relevant regulatory

authorities, the proceeds from the issue of the

Public A Shares be applied as follows: as to

approximately RMB 150,000,000 to be applied to

purchase 300 bulk grain carriages

PROPOSAL #S.2.M: That conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolutions No. 1 and 4 and obtaining all necessary

approvals of the CSRC and other relevant regulatory

authorities, the proceeds from the issue of the

Public A Shares be applied as follows: as to

approximately RMB 101,250,000 to be applied to fund

the construction of inland logistics depots and

PROPOSAL #S.2.N: That conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolutions No. 1 and 4 and obtaining all necessary

approvals of the CSRC and other relevant regulatory

authorities, the proceeds from the issue of the

Public A Shares be applied as follows: as to

approximately RMB 100,000,000 to be applied to fund

the construction of the Enlarged Group's information

PROPOSAL #S.2.O: That conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolutions No. 1 and 4 and obtaining all necessary

approvals of the CSRC and other relevant regulatory

authorities, the proceeds from the issue of the

Public A Shares be applied as follows: as to

approximately RMB 300,000,000 to be applied to repay

bank loans and to be used as general working capital

PROPOSAL #S.2.P: That conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolutions No. 1 and 4 and obtaining all necessary

approvals of the CSRC and other relevant regulatory

authorities, the proceeds from the issue of the

Public A Shares be applied as: prior to completion of

 the issue of the Public A Shares, the Company may

fund the above mentioned projects by using its

internal resources or by bank loans, upon completion

of the issue of the Public A Shares, the Company may,

 upon having complied with the relevant requirements

of the competent regulatory authorities, apply the

proceeds from the issue of the Public A Shares to

repay the bank loans; in the event that the proceeds

from the issue of the Public A Shares are not

sufficient to finance the above mentioned uses, the

Company will complete the investments by other means,

 to the extent that the proceeds from the issue of

the Public A Share exceed the estimated aggregate

amount of investments set out above, the surplus will

 be applied as general working capital

PROPOSAL #S.2.Q: That conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolutions No. 1 and 4 and obtaining all necessary

approvals of the CSRC and other relevant regulatory

authorities, the proceeds from the issue of the

Public A Shares be approved to be applied as follows:

 the Board be authorized to modify the investment

amount of the above mentioned projects and to

allocate among such projects the proceeds from the

issue of the Public A Shares by taking into account

the timing, amount and other circumstances of

receiving such proceeds and the progress of such

projects; the Board be and is hereby further

authorized to modify the investment plan for the

above mentioned projects according to the

instructions of the competent regulatory authorities

PROPOSAL #3.: That conditional upon the passing of            ISSUER            YES             FOR                  FOR

Resolutions No. 1 and 4, any distribution out of the

retained distributable profit of the Company as at 31

 DEC 2009 shall be made as follows: the retained

distributable profit of the Company as at 31 DEC 2009

 will, conditionally as aforesaid, be distributed

pursuant to the Shareholders' resolution, if any, at

the AGM of the Company for 2009 which will be

convened in 2010 to the Shareholders on record

immediately prior to completion of the A Share Issue,

 the balance of such retained distributable profit

after any such distribution and the profit accrued

from 01 JAN 2010 till completion of the A Share Issue

 will be held by the Company for the benefit of all

the Shareholders from time to time, including the

holders of the A Shares issued pursuant to the A

Share Issue; in the event that the A Share Issue is

launched after 30 JUN 2010, a general meeting of the

Shareholders may be convened to re-consider and, if

thought fit, approve a new proposal for distribution

of the retained distributable profit of the Company

PROPOSAL #4.: That the conditional upon the passing          ISSUER            YES             FOR                  FOR

of Resolution No. 1 and completion of the A Share

issue: (a) the terms of the Acquisition Agreement

entered into between the Company and PDA on 30 SEP

2009 in relation to the Acquisition and all other

incidental transactions be approved, ratified and

confirmed; and (b) the execution of the Acquisition

Agreement by any Director be approved, ratified and

confirmed and any Director be authorized to approve,

sign or execute all such documents, instruments and

agreements, and to take such steps, as he/she may

consider necessary or appropriate to give effect to

or in connection with the Acquisition Agreement

PROPOSAL #5.A: That conditional upon the passing of          ISSUER            YES             FOR                  FOR

Resolutions No. 1 and 4 and completion of the A Share

 issue, the Mutual Supply Master Agreement dated 30

SEP 2009, the continuing connected transactions

contemplated thereunder and the related proposed

annual caps be approved

PROPOSAL #5.B: That conditional upon the passing of          ISSUER            YES             FOR                  FOR

Resolutions No. 1 and 4 and completion of the A Share

 issue, the Terminal Facilities Design and

Construction Services Agreement dated 30 SEP 2009,

the continuing connected transactions contemplated

thereunder and the related proposed annual caps be

PROPOSAL #S.6: That conditional upon the passing of          ISSUER            YES             FOR                  FOR

Resolutions No. 1 and 4 and completion of the A Share

 issue: (a) the revised Articles as set out in

Appendix VII to the Circular be approved; and (b) the

 proposed rules of procedure for shareholders'

meetings as set out in Appendix VIII to the Circular

be approved; (c) the proposed rules of procedure for

Board meetings as set out in Appendix IX to the

Circular be approved; (d) the proposed rules of

procedure for Supervisory Committee meetings as set

out in Appendix X to the Circular be approved; (e)

the proposed working rules for Independent Directors

as set out in Appendix XI to the Circular be

approved; and (f) the Board be authorized to further

amend the revised Articles and carry out relevant

filing procedures with the relevant authorities based

 on the total number of shares and share capital of

the Company upon completion of the A Share Issue

pursuant to the requirements of the relevant

PROPOSAL #S.7: That conditional upon the passing of          ISSUER            YES             FOR                  FOR

Resolutions No. 1 to 6, to take all necessary actions

 and/or sign any documents in connection with the A

Share Issue, including but not limited to the

following matters: (a) to determine the appropriate

time of issue, price range for consultation, issue

price, number of A Shares to be issued, target

subscribers, method of issue, and ratio of number of

the A Shares offered for offline subscription to

those offered for online subscription and other

relevant matters, and to further authorize the

Chairman of the Board to modify, supplement and

implement the A Share Issue in accordance with the

instructions of CSRC; to engage intermediaries and to

 sign the relevant engagements, underwriting

agreement and sponsorship agreement; (b) to determine

 the offering period of the A Share Issue according

to CSRC's approval; (c) to prepare, sign, submit and

modify any documents relating to the Acquisition; (d)

 to prepare, sign, submit and modify any documents

relating to the A Share Issue and apply for all the

Domestic Shares comprising the existing Domestic

Shares, the Public A Shares and the Consideration

Shares to be listed on the Shanghai Stock Exchange;

(e) to do any other acts or things necessary or

appropriate to give the effect to the A Share Issue,

Acquisition and application for listing of all the

Domestic Shares on the Shanghai Stock Exchange; and

(f) to modify the A Shares Issue according to the

regulations which may be promulgated by the State

prior to completion of the A Shares Issue; (g) this

authorization shall be valid for a period of 12

months from the date of approval at the EGM

PROPOSAL #8.: That conditional upon the passing of            ISSUER            YES             FOR                  FOR

Resolutions No. 1 and 4 and completion of the A Share

 Issue, the proposed system for the Management of

provision of security to third parties as set out in

Appendix XII to the Circular be approved

PROPOSAL #9.: That conditional upon the passing of            ISSUER            YES             FOR                  FOR

Resolutions No. 1 and 4 and completion of the A Share

 Issue, the proposed system for the Management of

funds raised from the capital markets as set out in

Appendix XII to the Circular be approved

PROPOSAL #10.: That the report on funds raised by the        ISSUER            YES             FOR                  FOR

 Company's in previous fund raising exercise as set

out in Appendix XIV to the Circular be approved

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DALIAN PORT (PDA) COMPANY LTD, CENTRAL HONG KONG P

  TICKER:                  N/A                 CUSIP:   G2739Z109

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company for the YE 2009

PROPOSAL #2: Approve the report of the supervisory            ISSUER            YES             FOR                  FOR

committee of the Company for the year 2009

PROPOSAL #3: Approve the report of the Auditors and          ISSUER            YES             FOR                  FOR

Audited consolidated financial statements of the

Company for the YE 31 DEC 2009

PROPOSAL #4: Approve the final dividend distribution         ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009

PROPOSAL #5: Approve the appointment of Ernst and              ISSUER            YES             FOR                  FOR

Young Hua Ming as the PRC Auditors and Ernst and

Young as the International Auditors of the Company to

 hold office until the conclusion of the next AGM and

 authorize the Board of Directors of the Company to

fix their remunerations, respectively

PROPOSAL #S.6: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

issue, allot and deal with additional Domestic Shares

 and/or H Shares not exceeding 20% of each of the

Domestic Shares and/or H Shares in issue of the

Company, and authorize the Board of Directors to make

 such amendments to the Articles of Association as it

 thinks fit so as to reflect the new capital

structure after allotment or issue of additional

PROPOSAL #S.7: Approve the amendments to the Amended         ISSUER            YES             FOR                  FOR

Articles of Association, and authorize the Board of

Directors to make necessary and desirable amendments

to the Amended Articles of Association in accordance

with further requirements from the relevant

government or regulatory authorities, if any, which

shall take effect at the same time as the Amended

Articles of Association upon the approval by CSRC and

 the completion of A Share Issue

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAMPSKIBSSELSKABET NORDEN A/S, KOBENHAVN

  TICKER:                  N/A                 CUSIP:   K19911146

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: Approve the Board of Director's report          ISSUER            YES             FOR                  FOR

on the Company's activities during the past year

PROPOSAL #B: Approve the presentation of the audited         ISSUER            YES             FOR                  FOR

annual report

PROPOSAL #C: Approve the distribution of profits as          ISSUER            YES             FOR                  FOR

specified

PROPOSAL #D: Re-elect Mogens Hugo and Alison J.F.              ISSUER            YES             FOR                  FOR

Riegels as the Members of the Board of Directors, who

 retires by rotation

PROPOSAL #E: Re-appoint PricewaterhouseCoopers                   ISSUER            YES             FOR                  FOR

Statsautoriseret Revisionsselskab, a State Authorized

 Public Accountant for the period until the next

general meeting

PROPOSAL #F.1: Authorize the Board of Directors, for         ISSUER            YES         AGAINST           AGAINST

a period of time until the next AGM, to arrange for

the Company to acquire treasury shares at a total

nominal value up to 10% of the share capital at the

market price quoted at the time of the acquisition

with a deviation of up to 10%

PROPOSAL #F.2: Amend Articles 5.8, 6.6 and 9.2 of the        ISSUER            YES             FOR                  FOR

 Company's Articles of Association as specified

PROPOSAL #F.3: Amend the Articles 5, 5.1, 5.3, 5.8,          ISSUER            YES             FOR                  FOR

8.1, 8.3, 6.4, 6.5, 6.8, 7.2, 7.4, 8.1, 8.2, 8.3,

8.4, 11a.1, and 13.1 of the Company's Article of

Association as specified

PROPOSAL #F.4: Authorize the Chairman of the Board of        ISSUER            YES             FOR                  FOR

 Directors, or whomever he may appoint, to carry out

filings with the Danish Commerce and Companies Agency

 and to make such changes-including amendments in the

 prepared documents- as may be requested by the

Danish Commerce and Companies Agency or other

authority as a condition for registration of

amendment of the Articles of Association

PROPOSAL #G: Any other business                                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAMPSKIBSSELSKABET NORDEN A/S, KOBENHAVN

  TICKER:                  N/A                 CUSIP:   K19911146

  MEETING DATE:      6/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.: Amend the Articles 5.8, 6.6 and 9.2 of         ISSUER            YES             FOR                  FOR

the Company's Articles of Association as specified

PROPOSAL #B.: Authorize the Chairman of the Board of         ISSUER            YES             FOR                  FOR

Directors, or whomever he may appoint, to carry out

filings with the Danish Commerce and Companies Agency

 and to make such changes-including amendments in the

 prepared documents-as may be requested by the Danish

 Commerce and Companies Agency or other authority as

a condition for registration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DANA PETROLEUM PLC, ABERDEEN

  TICKER:                  N/A                 CUSIP:   G26503113

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited accounts for the              ISSUER            YES             FOR                  FOR

Company and its subsidiaries for the YE 31 DECE 2009,

 together with the related Directors' and Auditors'

reports

PROPOSAL #2: Re-elect Colin Robert Goodall, as a                ISSUER            YES             FOR                  FOR

Director, retiring under Article 58(a) of the

Company's Articles of Association

PROPOSAL #3: Re-elect David Ian Rawlinson, as a                 ISSUER            YES             FOR                  FOR

Director, retiring under Article 58(a) of the

Company's Articles of Association

PROPOSAL #4: Receive and approve the Board report on         ISSUER            YES             FOR                  FOR

Directors' remuneration for the YE 31 DEC 2009

PROPOSAL #5: Re-appointment of Ernst & Young LLP as          ISSUER            YES             FOR                  FOR

the Auditors

PROPOSAL #6: Authorize the Audit Committee to                     ISSUER            YES             FOR                  FOR

determine the remuneration of the Auditors

PROPOSAL #7: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

in accordance with Section 551 of the Companies Act

2006, to allot relevant securities up to a maximum

nominal amount of GBP 4,626,772  such amount to be

reduced by the nominal amount of any equity

securities  Section 560 of the Companies Act 2006

allotted under Paragraph (ii) below in excess of GBP

4,626,772 ; comprising equity securities  Section 560

 of the Companies Act 2006  up to a maximum nominal

amount of GBP 9,253,544  such amount to be reduced by

 any shares allotted or rights granted under

paragraph (i) above  in connection with an offer by

way of a rights issue: (A) to holders of ordinary

shares in proportion  as nearly as may be practicable

  to their existing holdings; and (B) to holders of

other equity securities if this is required by the

rights of those securities or, if the Directors

consider it necessary, as permitted by the rights of

PROPOSAL #CONTD: CONTD and so that the Directors may         ISSUER             NO              N/A                  N/A

make such exclusions or other arrangements as they

consider expedient in relation to treasury shares,

fractional entitlements, record dates, shares

represented by depositary receipts, legal or

practical problems under the laws in any territory or

 the requirements of any relevant regulatory body or

stock exchange or any other matter;  Authority

expires the earlier of the conclusion of the next AGM

 of the Company or 01 JUL 2011 ; and the Company may

before this power expires make an offer or agreement

which would or might require relevant securities to

be allotted after it expires as if the authority

conferred by this power had not expired; CONTD

PROPOSAL #CONTD: CONTD all previous unutilized                   ISSUER             NO              N/A                  N/A

authorities under section 80 of the Companies Act

1985 and Section 551 of the Companies Act 2006 shall

cease to have effect  save to the extent that the

same are exercisable pursuant to Section 551(7) of

the Companies Act 2006 by reason of any offer or

agreement made prior to the date of this resolution

which would or might require shares to be allotted or

 rights to be granted on or after that date

PROPOSAL #S.8: Approve, with effect from the                       ISSUER            YES             FOR                  FOR

conclusion of the meeting: (a) amend the Articles of

Association of the Company by deleting all the

provisions of the Company's Memorandum of Association

 which, by virtue of Section 28 of the Companies Act

2006, are to be treated as provisions of the

Company's Articles of Association; and (b)adopt the

Articles of Association produced to the meeting and

initialed by the chairman of the meeting for the

purpose of identification as the Articles of

Association of the Company in substitution for, and

to the exclusion of, the existing Articles of

PROPOSAL #S.9: Approve, in accordance with the                   ISSUER            YES             FOR                  FOR

Company's Articles of Association, general meetings

of the Company, other than AGMs, may be called on not

 less than 14 clear days' notice

PROPOSAL #S.10: Authorize the Directors,  subject to         ISSUER            YES             FOR                  FOR

the passing of Resolution 7 above , to allot equity

securities  Section 560 of the Companies Act 2006

for cash pursuant to the authority conferred on them

by that Resolution under Section 551 of that Act; and

 (ii) to allot equity securities as defined in

Section 560(3) of that Act  sale of treasury shares

for cash, in either case as if Section 561 of that

Act did not apply to the allotment but this power

shall be limited: (A) to the allotment of equity

securities in connection with an offer or issue of

equity securities  but in the case of the authority

granted under resolution 7(a)(ii), by way of a rights

 issue only  to or in favour of: I. holders of

ordinary shares in proportion  as nearly as may be

practicable to their existing holdings; and II.

holders of other equity securities if this is

required by the rights of those securities or, if the

 directors consider it necessary, as permitted by th

PROPOSAL #CONTD: CONTD and so that the Directors may         ISSUER             NO              N/A                  N/A

make such exclusions or other arrangements as they

consider expedient in relation to treasury shares,

fractional entitlements, record dates, shares

represented by depositary receipts, legal or

practical problems under the laws in any territory or

 the requirements of any relevant regulatory body or

stock exchange or any other matter; and (B) to the

allotment of equity securities pursuant to the

authority granted under resolution 7(a)(i) and/or by

virtue of section 560(3) of the Companies Act 2006

(in each case otherwise than under paragraph (A)

above) up to a maximum nominal amount of GBP 694,016;

PROPOSAL #CONTD: CONTD  Authority expires the earlier        ISSUER             NO              N/A                  N/A

 of the conclusion of the next AGM of the Company or

01 JUL 2011 ; all previous unutilized authorities

under Section 95 of the Companies Act 1985 and

sections 570 and 573 of the Companies Act 2006 shall

cease to have effect and the Directors may allot

equity securities after the expiry of this authority

in pursuance of such offers or agreements made prior

PROPOSAL #S.11: Authorize the Company, in accordance         ISSUER            YES             FOR                  FOR

with the Companies Act 2006, to make market purchases

  Section 693 of the Companies Act 2006  of up to

9,253,544 ordinary shares of 15 pence each in the

capital of the Company  ordinary shares , at a

maximum price which may be paid for an ordinary share

 purchased under this authority shall not be more

than the higher of an amount equal to 105% of the

average middle market closing prices for such shares

derived from the London Stock Exchange Daily Official

 List, over the previous 5 business days immediately

preceding the date of the purchase and the amount

stipulated by Article 5(1) of the Buy-back and

Stabilization Regulations 2003 and the minimum price

which may be paid is the nominal value of an ordinary

 share, in all cases, the price paid is exclusive of

any expenses paid by the Company; CONTD

PROPOSAL #CONTD: CONTD  Authority expires at the                ISSUER             NO              N/A                  N/A

conclusion of the next AGM of the Company or 01 JUL

2011 ; and the Company, before the expiry, may make a

 contract to purchase ordinary shares which will or

may be executed wholly or partly after such expiry

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DANIELI & C.OFFICINE MECCANICHE SPA, BUTTRIO (UDIN

  TICKER:                  N/A                 CUSIP:   T73148115

  MEETING DATE:      10/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #e.1.: Authorize the Board of Directors as          ISSUER            YES         AGAINST           AGAINST

per Articles 2443 and 2420 TER of the Civil Code to

increase the capital share for a max counter value of

 EUR 100 million, and to issue bonds, including

convertible, up to EUR 150 million and amend the

Article 6 of Association; any adjournment thereof

PROPOSAL #e.2.: Amend Articles 11, 12, 15, 16 BIS,            ISSUER            YES             FOR                  FOR

17, 20, 21 of the Articles of the Association and

amend Article 14 of Meeting Rules; any adjournment

PROPOSAL #o.1: Receive the financial statement at              ISSUER            YES             FOR                  FOR

consolidated financial statement at 30 JUN 2009,

Board of Directors and Auditors report; any

adjournment thereof

PROPOSAL #o.2: Approve the appointment of components         ISSUER            YES             FOR                  FOR

of Board of Directors and determination of number and

 emoluments; any adjournment thereof

PROPOSAL #o.3: Approve the appointment of the                     ISSUER            YES             FOR                  FOR

components of Board of Auditors and emoluments; any

adjournment thereof

PROPOSAL #o.4: Authorize the buy back and sell own            ISSUER            YES         AGAINST           AGAINST

shares; any adjournment thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAPHNE INTL HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G2830J103

  MEETING DATE:      12/7/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the proposed amendments to the         ISSUER            YES         AGAINST           AGAINST

Share Option Scheme of the Company adopted on 29 MAY

2003, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAPHNE INTL HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G2830J103

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and approve the audited accounts        ISSUER            YES             FOR                  FOR

 and the reports of the Directors and the Auditor for

 the YE 31 DEC 2009

PROPOSAL #2: Approve and declare a final divided for         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #3.A: Re-elect Mr. Huang Shun-Tsai as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.B: Re-elect Mr. Kuo Jung-Cheng as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.C: Re-elect Mr. Chang Chih-Chiao as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.D: Re-elect Ms. Ma Xuezheng as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #3.E: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Directors' remuneration

PROPOSAL #4: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditor and authorize the Board of Directors to fix

their remuneration

PROPOSAL #5.A: Authorize the Directors to repurchase         ISSUER            YES             FOR                  FOR

shares of the Company

PROPOSAL #5.B: Authorize the Directors to allot and          ISSUER            YES             FOR                  FOR

issue shares of the Company

PROPOSAL #5.C: Approve to extend the general mandate         ISSUER            YES             FOR                  FOR

granted to the Directors to issue new shares under

Resolution 5.B by adding the number of shares

repurchased by the Company under Resolution 5.A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DATATEC LTD

  TICKER:                  N/A                 CUSIP:   S2100Z123

  MEETING DATE:      8/12/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited annual financial            ISSUER            YES             FOR                  FOR

statements and the Group annual financial statements

for the YE 28 FEB 2009

PROPOSAL #2.: Re-elect Mr. S.J. Davidson as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who retires in terms of the

Company's Articles of Association [the Articles]

PROPOSAL #3.: Re-elect Mr. L.W. Nkuhlu as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires in terms of the Company's

 Articles of Association [the Articles]

PROPOSAL #4.: Ratify the re-appointment of Deloitte &        ISSUER            YES             FOR                  FOR

 Touche as the Auditors of the Company, and appoint

Ian Marshall as the designated Auditors of the

Company for the ensuing year

PROPOSAL #5.: Authorize the Audit, Risk and                        ISSUER            YES             FOR                  FOR

Compliance Committee of the Company to determine the

remuneration of the Auditors FYE 28 FEB 2009

PROPOSAL #6.: Ratify the remuneration of the                       ISSUER            YES             FOR                  FOR

Directors of the Company for the past FY as specified

PROPOSAL #7.: Approve, that the fees and Committee            ISSUER            YES             FOR                  FOR

fees of the non-executive Directors of the Company

for the 2009/2010 FY, which remains unchanged from

the previous FY as specified

PROPOSAL #8.: Approve to place the authorized but              ISSUER            YES             FOR                  FOR

unissued ordinary shares in the Company under the

control and authority of the Board of Directors of

the Company in terms of Section 221 of the Companies

Act, Act 61 of 1973 [the Act], until the next AGM and

 authorize the Directors of the Company to allot,

issue and otherwise dispose of such unissued ordinary

 shares as they may deem fit, subject always to: the

Act, the Articles and the JSE Limited [JSE] Listings

Requirements where applicable; and such Directors

authority pursuant to this ordinary resolution number

 8 of allot, issue and otherwise dispose of unissued

ordinary shares in the Company being limited to a

maximum number of unissued ordinary shares equal to

5% of the issued share capital, prior to any

repurchase and cancellation of shares in the

preceding year of the Company from time to time

PROPOSAL #9.: Approve, that as contemplated in                   ISSUER            YES             FOR                  FOR

Section 90 of the Act and subject to the provisions

of the Act, the Articles and the JSE Listing

Requirements, by way of a renewable mandate, be

entitled to make a pro rata payment to make a pro-

rata payment to the shareholders of the Company by

way of a general payment to shareholders of the

Company by way of a general payment from the

Company's share capital or share premium, not

exceeding the Rand value of 20% of the Company's

issued share capital, including reserves but

excluding minority interests and re-valuations of

assets and intangible assets that are not supported

by a valuation by an Independent Professional expert

acceptable to the JSE prepared within the last 6

months, in any 1 FY, measured as at the beginning of

such FY; and that any general payment be made pro-

rata to all shareholders; and [Authority expires the

earlier of the next AGM of the Company or 15 months];

 the Directors of the Company intend to utilize the

authority in terms of this ordinary resolution number

 9 in order to make a general payment to the

shareholders of the Company, by way of a general

payment from the Company's share capital or share

premium; although the Board has no immediate

intention to use this authority to make a general

payments to shareholders by way of a general payment

from the Company's share capital or share premium the

 Board opinion that this authority should be in place

 should become appropriate to make such a payment;

announcements will be published on SENS and in the

press selling out terms and date of the general

payment the financial effects of the general payment

prior to such payment being effected and complying

with Section 11.31 and Schedule 24 of the JSE Listing

PROPOSAL #10.: Authorize the Director of the Company         ISSUER            YES             FOR                  FOR

or the Company Secretary, that subject to the passing

 of terms of ordinary resolutions 1 to 10, to sign

all documents and perform all acts which may be

required to give effect to such ordinary resolutions

number 1 to 9 passed at the AGM

PROPOSAL #S.1: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, by way of general authority given as a

renewable mandate, to facilitate the acquisition by

the Company or a subsidiary of the Company of the

issued ordinary shares of the Company, upon such

terms and conditions and in such amounts as the

Directors of the Company may from time to time

determine, but subject to the Articles, the

provisions of the Act and the JSE Listings

Requirements, when applicable and provided that: a

paid press release giving such details as may be

required in terms of the Listings Requirements of the

 JSE be published when the Company or its

subsidiaries have cumulatively repurchased 3% of the

initial number of the shares of the Company in issue

as at the time the general authority was granted and

for each 3% in aggregate of the initial number of

shares acquired thereafter; the Company will only

appoint 1 agent to effect any repurchase[s] on its

behalf; after such repurchase the Company will still

comply with Paragraphs 3.37 to 3.41 of the Listings

Requirements concerning shareholder spread

requirements; the Company or its subsidiary shall not

 repurchase securities during a prohibited period as

specified in Paragraph 3.67 of the JSE Listings

Requirements unless they have in place a repurchase

programme where the dates and quantities of

securities to be traded during the relevant period

are fixed [nor subject to any variation] and full

details of the programme have been disclosed in an

announcement over SENS prior to the commencement of

the prohibited period; the repurchase of securities

will be effected through the order book operated by

the JSE trading system and done without any prior

understanding or arrangement between the Company and

the counter party; the repurchase by the Company of

its own securities above should not exceed 20% of the

 Company's issued ordinary share capital in the

aggregate in any 1 FY or, in the case of an

acquisition by any of the Company's subsidiaries, 10%

 of such issued ordinary share capital in the

aggregate if such shares are to be held as treasury

stock; and in determining the price at which the

Company's ordinary shares are acquired by the Company

 or a subsidiary of the Company in terms of this

general authority, the maximum premium at which such

ordinary shares may be acquired will be 10% of the

weighted average of the market price at which such

ordinary shares are traded on the JSE, as determined

over the 5 trading days immediately preceding the

date of the repurchase of such ordinary shares by the

 Company or a subsidiary of the Company; [Authority

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DATATEC LTD

  TICKER:                  N/A                 CUSIP:   S2100Z123

  MEETING DATE:      10/2/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to place the authorized but              ISSUER            YES             FOR                  FOR

unissued ordinary shares in the capital of the

Company, under the control of the Directors, as a

general authority in terms of Section 221 of the

Companies Act, Act 61 of 1973, as amended [the Act]

until the next AGM and authorize the Directors of the

 Company to allot and issue such unissued ordinary

shares as they may deem fit, subject always to: the

Act, the  Articles of Association of the Company and

the listing Requirements of the JSE Limited [JSE]

where applicable; such Directors' authority pursuant

to this resolution to allot and issue the unissued

ordinary shares in the capital of the Company being

limited to a maximum number of 7,000,000 unissued

ordinary shares [equal to approximately 3.97% of the

issued capital of the Company at the date of this

notice of general meeting]; and such allotment and

issue not being an issue of ordinary shares in the

Company for cash

PROPOSAL #2.: Authorize any Director of the Company          ISSUER            YES             FOR                  FOR

or the Company Secretary, subject to the passing of

Ordinary Resolution 1, to sign all documents and

perform all acts which may be required to give effect

 to such Ordinary Resolution 1

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DATATEC LTD

  TICKER:                  N/A                 CUSIP:   S2100Z123

  MEETING DATE:      12/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Grant specific authority to place the          ISSUER            YES             FOR                  FOR

authorized but unissued shares under the control of

the Directors

PROPOSAL #2.: Grant authority to sign all documents          ISSUER            YES             FOR                  FOR

required

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAVID JONES LIMITED

  TICKER:                  N/A                 CUSIP:   Q31227103

  MEETING DATE:      11/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial          ISSUER             NO              N/A                  N/A

report of the Company and its controlled entities for

 the 52 weeks ended 25 JUL 2009 and the reports of

the Directors and the Auditor

PROPOSAL #2.A: Re-elect Mr. John Coates AC as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with Rule 6.1(f) of the Company's

Constitution

PROPOSAL #2.B: Re-elect Mr. Katie Lahey as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires by rotation in

accordance with Rule 6.1(f) of the Company's

PROPOSAL #3.: Adopt the remuneration report                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAVIDE CAMPARI - MILANO SPA, MILANO

  TICKER:                  N/A                 CUSIP:   T24091117

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #E.1: Approve the free capital increase from        ISSUER             NO              N/A                  N/A

 EUR 29,040,000 to EUR 58,080,000 and the relevant

amendments to Company By-laws

PROPOSAL #E.2: Approve the proposal to grant a                   ISSUER             NO              N/A                  N/A

further five-year period of powers to the Board of

Directors in order to execute a paid-in capital

increase/free capital increase and to issue

convertible bonds, inherent and consequent resolutions

PROPOSAL #E.3: Amend the Articles 11, 15 and 27 of            ISSUER             NO              N/A                  N/A

the By-laws in compliance with Law Decree N. 27 Dtd

27 JAN 2010 with integration of relative regulations

on appointment of Board of Auditors

PROPOSAL #O.1: Approve the financial statements as at        ISSUER             NO              N/A                  N/A

 31 DEC 2009 and consequent resolutions

PROPOSAL #O.2: Appointment of the Board of Directors         ISSUER             NO              N/A                  N/A

PROPOSAL #O.3: Appointment of the Board of Statutory         ISSUER             NO              N/A                  N/A

Auditors

PROPOSAL #O.4: Appointment of the Auditing firm                  ISSUER             NO              N/A                  N/A

PROPOSAL #O.5: Approve the stock option plan ex                 ISSUER             NO              N/A                  N/A

Article 114-BIS TUF

PROPOSAL #O.6: Grant authority to purchase and                   ISSUER             NO              N/A                  N/A

dispose of Company's own shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DAVIS SERVICE GROUP PLC

  TICKER:                  N/A                 CUSIP:   G26796147

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the annual report and         ISSUER            YES             FOR                  FOR

accounts for the YE 31 DEC 2009

PROPOSAL #2: Approve the report on the Director's              ISSUER            YES             FOR                  FOR

remuneration for the YE 31 DEC 2009

PROPOSAL #3: Approve the payment of a final dividend         ISSUER            YES             FOR                  FOR

of 13.5 pence per ordinary share of 30 pence each in

the capital of the Company

PROPOSAL #4: Election of P. J. Ventress as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Election of I. Ferguson as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #6: Election of D. S. Lowden as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #7: Election of A. R. Wood as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #8: Re-election of J. D. Burns as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #9: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 the Auditors to the Company and authorize the

Directors to determine their remuneration

PROPOSAL #10: Authorize the Board to allot shares in         ISSUER            YES             FOR                  FOR

the Company and to grant rights to subscribe for or

convert any security into shares in the Company: up

to a nominal amount of GBP 17,065,500  such amount to

 be reduced by the nominal amount allotted or granted

 under this resolution below in excess of such sum

;and comprising equity securities as specified in

Section 560 1  the Companies Act 2006  up to a

nominal amount of GBP 34,131,000  such amount reduced

 by an allotments or grants made under this

resolution above  in connection with an offer by way

of a rights issue: to ordinary shareholders in

proportion  as nearly as may be practicable  to their

 existing holdings; and to holders of other equity

securities as required by the rights of those

securities or as the Board otherwise considers CONTD.

PROPOSAL #S.11: Authorize the Board, if Resolution 10        ISSUER            YES             FOR                  FOR

 is passed, to allot equity securities as specified

in the Companies Act 2006  for cash under the

authority given by the resolution and/or to sell

ordinary shares held by the Company as treasury

shares for cash as if Section 561 of the Companies

Act 2006 did not apply to any such allotment or sale,

 such power to be limited: to the allotment of equity

 Securities and sale of treasury shares for cash in

connection with an offer of, or invitation to apply

for, equity securities  but in the case of the

authority granted under the resolution 10, by way of

a rights issue only : i) to ordinary shareholders in

proportion  as nearly as may be practicable to their

existing holdings; and ii  to the holders of other

equity securities, as required by the rights CONTD.

PROPOSAL #S.12: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purpose of Section 701 of the Companies Act 2006, to

make market purchases  Section 693 4  of the said Act

  of ordinary shares of 30 pence each in the capital

of the Company provided that: the maximum number of

ordinary shares which may be purchased is 17,065,500

ordinary shares; the minimum price which may be paid

for each ordinary share is 30 pence; the maximum

price(exclusive of expenses) which may be paid for

each share is the higher of : a) an amount equal to

105% of the average middle market quotations of the

Company's ordinary shares as derived from the London

Stock Exchange Daily Official List, for the 5

business days immediately preceding the day on which

such share is contracted to be purchased; and CONTD.

PROPOSAL #S.13: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 Companies Act 2006, are to be treated

as provisions of the Company's Articles of

Association; and adopt the Articles of Association

produced to the meeting and initialled by the

Chairman of the meeting for the purpose of

identification as the Articles of Association of the

Company in substitution for, and to exclusion of, the

PROPOSAL #S.14: Approve to call a general meeting              ISSUER            YES             FOR                  FOR

other than an AGM on not less than 14 clear days'

notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DCC PLC

  TICKER:                  N/A                 CUSIP:   G2689P101

  MEETING DATE:      7/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Financial Statements for            ISSUER            YES             FOR                  FOR

the YE 31 MAR 2009, together with the reports for the

 Directors and the Auditors thereon

PROPOSAL #2.: Declare a final dividend of 39.73 cent         ISSUER            YES             FOR                  FOR

per share for the YE 31 MAR 2009

PROPOSAL #3.: Approve the Report on Directors'                   ISSUER            YES             FOR                  FOR

Remuneration and Interests for the YE 31 MAR 2009

PROPOSAL #4.A: Re-elect Mr. Tommy Breen                                ISSUER            YES             FOR                  FOR

PROPOSAL #4.B: Re-elect Mr. Roisin Brennan                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.C: Re-elect Mr. Michael Buckley                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.D: Re-elect Mr. David Byrne                                ISSUER            YES             FOR                  FOR

PROPOSAL #4.E: Re-elect Mr. Maurice Keane                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.F: Re-elect Mr. Kevin Melia                                ISSUER            YES             FOR                  FOR

PROPOSAL #4.G: Re-elect Mr. John Moloney                              ISSUER            YES             FOR                  FOR

PROPOSAL #4.H: Re-elect Mr. Donal Murphy                              ISSUER            YES             FOR                  FOR

PROPOSAL #4.I: Re-elect Mr. Fergal O'Dwyer                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.J: Re-elect Mr. Bernard Somers                           ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the remuneration of the Auditors

PROPOSAL #6.: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

 for cash otherwise than to existing shareholders in

certain circumstances

PROPOSAL #8.: Authorize the Directors to make market         ISSUER            YES             FOR                  FOR

purchases of the Company's own shares

PROPOSAL #9.: Approve to fix the Re-issue price of            ISSUER            YES             FOR                  FOR

the Company's shares held as treasury shares

PROPOSAL #10.: Approve the convening of certain EGMs         ISSUER            YES             FOR                  FOR

on 14 days' notice

PROPOSAL #11.: Approve the establishment of the DCC          ISSUER            YES             FOR                  FOR

plc Long Term Incentive Plan 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DCM JAPAN HOLDINGS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J12549101

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Change Official                 ISSUER            YES             FOR                  FOR

Company Name to DCM Holdings Co., Ltd., Eliminate

Articles Related to Anti-Takeover Defense Measures

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.4: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DE LA RUE PLC, BASINGSTOKE HAMPSHIRE

  TICKER:                  N/A                 CUSIP:   G2702K139

  MEETING DATE:      7/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report        ISSUER            YES         AGAINST           AGAINST

 and the financial statements of the Company for the

YE 28 MAR 2009 together with the report of the

PROPOSAL #2.: Approve the remuneration report for the        ISSUER            YES             FOR                  FOR

 YE 28 MAR 2009

PROPOSAL #3.: Declare a final dividend on the                     ISSUER            YES             FOR                  FOR

Company's Ordinary Shares in respect of the YE 28 MAR

 2009

PROPOSAL #4.: Elect Mr. James A. Hussey as a                       ISSUER            YES         AGAINST           AGAINST

Director, who retires pursuant to Article 33.1 of the

 Company's Articles of Association

PROPOSAL #5.: Elect Mr. Simon C. Webb as a Director,         ISSUER            YES             FOR                  FOR

who retires pursuant to Article 33.1 of the Company's

 Articles of Association

PROPOSAL #6.: Re-elect Ms. Gill A. Rider as a                     ISSUER            YES         AGAINST           AGAINST

Director, who retires by rotation pursuant to Article

 38.1 of the Company's Articles of Association

PROPOSAL #7.: Re-elect Mr. D. Warren A. East as a              ISSUER            YES         AGAINST           AGAINST

Director, who retires by rotation pursuant to Article

 38.1 of the Company's Articles of Association

PROPOSAL #8.: Re-elect Mr. Nicholas K. Brookes as a          ISSUER            YES             FOR                  FOR

Director, who retires annually pursuant to the

Combined Code

PROPOSAL #9.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES         AGAINST           AGAINST

Auditors of the Company, until the conclusion of the

next general meeting at which accounts are laid

before the Company

PROPOSAL #10.: Authorize the Directors to determine          ISSUER            YES         AGAINST           AGAINST

the Auditors's remuneration

PROPOSAL #11.: Authorize the Directors, for the                 ISSUER            YES             FOR                  FOR

purposes of Section 80 of the Companies Act 1985 [the

 1985 Act], to allot relevant securities up to an

aggregate nominal amount of GBP 14,668,431;

[Authority expire at the conclusion of the next AGM

of the Company]; and the Directors may allot relevant

 securities in pursuance of such offer or agreement

notwithstanding that the authority conferred has

expired

PROPOSAL #S.12: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the passing of the previous resolution, pursuant to

Section 95 of the 1985 Act, to allot equity

securities whether for cash, pursuant to the

authority conferred by the previous resolution above

or otherwise in the case of treasury shares [Section

162(3) of the 1985 Act], in each case as if section

89(1) of the 1985 Act did not apply to any such

allotment, provided that this power shall be limited

to the allotment of equity securities: i) in

connection with an offer of such securities by way of

 rights, open offer or other offer of securities, to

holders of ordinary shares in proportion [as nearly

as may be practicable] to their respective holdings

of such shares, but subject to such exclusions or

other arrangements as the Directors may deem

necessary or expedient in relation to fractional

entitlements or any legal or practical problems under

 the laws of any territory, or the requirements of

any regulatory body or stock exchange, or any other

matter whatever; and ii) up to an aggregate nominal

amount of GBP 2,200,264; [Authority expire at the

conclusion of the next AGM of the Company after the

passing of this resolution]; and the Directors may

allot equity securities in pursuance of any such

offer or agreement notwithstanding that the power

PROPOSAL #S.13: Authorize the Company, pursuant to            ISSUER            YES             FOR                  FOR

Article 83 of its Articles of Association and in

accordance with Section 166 of the 1985 Act, to make

one or more market purchases [within the meaning of

section 163(3) of the 1985 Act or, after 01 October

2009, Section 693(4) of the Companies Act 2006 [the

2006 Act]] of any of the Company's Ordinary Shares of

 44152/175 pence], on such terms and in such manner

as the Directors of the Company may from time to time

 determine, provided that: i) the maximum aggregate

number of Ordinary Shares to be purchased is

9,807,598 representing 9.99 % of the Company's issued

 Ordinary Share capital provided that in the case of

shares purchased in the market and held in treasury

such maximum aggregate nominal value of shares held

shall not at any time exceed 9.99 % of the issued

share capital of the Company at that time; ii) the

minimum price which may be paid for each Ordinary

Share is 44 152/175 pence; iii) the maximum price

which may be paid for each Ordinary Share is an

amount equal to 105 % of the average of the middle

market quotations of the Company's Ordinary Shares,

as derived from the London Stock Exchange Daily

Official List, for the 5 business days immediately

preceding the day on which the share is contracted to

 be purchased; [Authority expires the earlier of the

conclusion of the next AGM of the Company or 12

months from the date of passing of this resolution];

and the Company may make a contract or contracts to

purchase Ordinary Shares under the authority hereby

conferred prior to the expiry of such authority which

 will or may be executed wholly or partly after the

expiry of such authority and may make a purchase of

ordinary shares in pursuance of any such contract or

PROPOSAL #S.14: Authorize the Company and each                   ISSUER            YES             FOR                  FOR

Company which is or becomes its subsidiary, in

substitution for the existing authority and in

accordance with Section 366 and Section 367 of the

Companies Act 2006 [the 2006 Act], during the period

to which this resolution relates: i) to make

donations to political parties and/or independent

election candidates, ii) to make donations to

political organizations other than political parties,

 and iii) to incur political expenditure; [Authority

expires at the ending on the date of the Company's

AGM in 2010]; and the total aggregate amount of all

political donations and political expenditure

incurred by the Company and its subsidiaries in such

period shall not exceed GBP 50,000 per annum

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DEA CAPITAL SPA, MILANO

  TICKER:                  N/A                 CUSIP:   T2616G105

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements at 31        ISSUER             NO              N/A                  N/A

 DEC 2009; presentation of consolidated financial

statements at 31 DEC 2009 adjournment thereof

PROPOSAL #O.2: Appoint the Board of Directors and its        ISSUER             NO              N/A                  N/A

 Chairman; previous determination of

PROPOSAL #O.3: Appoint the Board of Auditors and its         ISSUER             NO              N/A                  N/A

chairman; determine their emoluments

PROPOSAL #O.4: Authorize to buy and sell own shares          ISSUER             NO              N/A                  N/A

adjournment thereof

PROPOSAL #O.5: Approve the Stock Option Plan 2010-             ISSUER             NO              N/A                  N/A

2015 adjournment thereof

PROPOSAL #E.1: Approve the increase of Corporate                ISSUER             NO              N/A                  N/A

capital versus payment, in more tranches, excluding

the option right as per Article 2441, paragraph 8 of

the Italian Civil Code and 134 of law decree no. 58

dated 24 FEB1998, for a whole amount of maximum

3.000.000 EUR, including a possible issue premium,

intended by subscription exclusively and irrevocably

to the beneficiaries of the stock option plan 2010

2015 consequential amendment of Article 5 of the

Corporate Bylaws related and consequential resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DEBENHAMS PLC

  TICKER:                  N/A                 CUSIP:   G2768V102

  MEETING DATE:      1/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors report and                   ISSUER            YES         AGAINST           AGAINST

accounts for the YE 29 AUG 2009

PROPOSAL #2.: Approve the Directors remuneration                ISSUER            YES             FOR                  FOR

report for the YE 29 AUG 2009

PROPOSAL #3.: Re-elect Dennis Millard                                    ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Re-elect Rob Templeman                                     ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Elect Martina King                                            ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Elect Sophie Turner Laing                                ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES         AGAINST           AGAINST

as the Auditors

PROPOSAL #8.: Authorize the Audit Committee to set            ISSUER            YES         AGAINST           AGAINST

the fees paid to the Auditors

PROPOSAL #9.: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #10.: Approve to disapply pre-emption rights        ISSUER            YES             FOR                  FOR

PROPOSAL #S.11: Authorize the Company to buy its own         ISSUER            YES             FOR                  FOR

shares

PROPOSAL #S.12: Grant authority for short notice                ISSUER            YES             FOR                  FOR

general meetings

PROPOSAL #S.13: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DECCAN CHRONICLE HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Y2026H119

  MEETING DATE:      9/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009 and profit and loss account

for the YE on that date and the reports of the Board

of Directors' and the Auditor's thereon

PROPOSAL #2.: Approve the interim dividend of INR 21         ISSUER            YES             FOR                  FOR

per share already paid during the year

PROPOSAL #3.: Re-appoint Mr. T.Vinayak Ravi Reddy as         ISSUER            YES             FOR                  FOR

a Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. G. Kumar as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation

PROPOSAL #5.: Appoint M/s. C.B. Mouli & Associates,          ISSUER            YES             FOR                  FOR

the retiring Auditors , as the Statutory Auditors of

the Company to hold office till the conclusion of

next AGM and authorize the Board to fix their

PROPOSAL #6.: Appoint BSR and Co., Chartered                       ISSUER            YES             FOR                  FOR

Accountants as the Internal Auditors and authorize

the Board to fix their scope of work and remuneration

PROPOSAL #7.: Appoint, pursuant to the provisions of         ISSUER            YES             FOR                  FOR

Section 257 and other applicable provisions, if any,

of the Companies Act 1956, Mr. N. Krishnan as a

Director of the Company, who is liable to retire by

rotation

PROPOSAL #8.: Appoint, pursuant to the Resolution              ISSUER            YES             FOR                  FOR

passed by the Board of Directors of the Company at

their meeting held on 30 JAN 2009 and to the

provisions of Section 269, 198, 309, 314, Schedule

XIII and all other applicable provisions, if any, of

the Companies Act, 1956, Mr. N. Krishnan as an

Executive Director [Whole Time Director of the

Company] for a period of 5 years with effect from 30

JAN 2009 on the terms and conditions including the

payment of remuneration, as approved by the Board of

Directors at their meeting mentioned hereinabove and

as specified and authorize the Board of Directors to

revise, modify, alter the remuneration payable to Mr.

 N. Krishnan at anytime during his tenure of office

as an Executive Director of the Company, in

accordance with the provisions of Companies Act, 1956

 and also to do any other acts and deeds as may be

necessary and incidental in the matter including

seeking of any approval, consent, permissions from

Central Government or such other authorities, as may

PROPOSAL #9.: Appoint, pursuant to the provisions of         ISSUER            YES             FOR                  FOR

Section 257 and other applicable provisions, if any,

of the Companies Act, 1956, Mr. V. Suresh as a

Director of the Company, who is liable to retire by

rotation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DECHRA PHARMACEUTICALS PLC

  TICKER:                  N/A                 CUSIP:   G2698H108

  MEETING DATE:      11/6/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the accounts of            ISSUER            YES             FOR                  FOR

the Company for the YE 30 JUN 2009, together with the

 Directors' report and the Auditors report

PROPOSAL #2.: Receive and approve the Directors'                ISSUER            YES             FOR                  FOR

remuneration report for the YE 30 JUN 2009

PROPOSAL #3.: Declare a final dividend for the YE 30         ISSUER            YES             FOR                  FOR

JUN 2009 of 6.10 pence per ordinary share in the

capital of the Company to be paid on 11 DEC 2009 to

Members whose names appear on the Register of Members

 of the Company as at the close of business on 13 NOV

 2009

PROPOSAL #4.: Re-elect Mr. Simon Evans as a Director         ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #5.: Re-elect Mr. Malcolm Diamond as a                 ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #6.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES             FOR                  FOR

Auditors of the Company to hold office, from the

conclusion of the meeting until the conclusion of the

 next AGM of the Company at which accounts be laid

PROPOSAL #7.: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #S.8: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, pursuant to Section 551 of the 2006 Act to

exercise all powers of the Company to allot relevant

securities: [a] comprising equity securities [as

specified in Section 560[1] of the 2006 Act] up to an

 aggregate nominal amount of GBP 233,402 [such amount

 to be reduced by the aggregate nominal amount of

relevant securities allotted pursuant to Paragraph

[b] of this resolution] in connection with a rights

issue [as specified in the listing rules published by

 the Financial Services Authority]: to holders of

ordinary shares in the capital of the Company in

proportion [as nearly as practicable] to the

respective numbers of ordinary shares held by them;

and to holders of other equity securities in the

capital of the Company as required by the rights of

those securities or, subject to such rights, as the

Directors otherwise consider necessary, but subject

to such exclusions or other arrangements as the

Directors may deem necessary or expedient in relation

 to treasury shares, fractional entitlements, record

dates or any legal or practical problems under the

laws of any territory or the requirements of any

regulatory body or Stock Exchange; and [b] otherwise

than pursuant to Paragraph [a] of this resolution, up

 to an aggregate nominal amount of GBP 233,402 [such

amount to he reduced by the aggregate nominal amount

of Relevant Securities allotted pursuant to Paragraph

 [a] of this resolution in excess of GBP 238,402];

and [Authority expires at the conclusion of the AGM

of the Company next year or 06 FEB 2011]; and the

Directors may allot relevant securities after the

expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry

PROPOSAL #S.9: Authorize the Directors, subject to            ISSUER            YES             FOR                  FOR

the passing of Resolution 8 and pursuant to Section

570 of the 2006 Act, to allot equity securities

[within the meaning of Section 560 of the 2006 Act]

for cash pursuant to the authorities granted by

Resolution 8 as if Section 561[1] of the 2006 Act did

 not apply to any such allotment, provided that this

power shall be limited: to the allotment of equity

securities in connection with an offer of equity

securities [but, in the case of an allotment pursuant

 to the authority granted by Paragraph [a] of

Resolution 8, such power shall be limited to the

allotment of equity securities in connection with a

rights issue [as specified in the listing rules

published by the Financial Services Authority]]: [a]

to holders of ordinary shares in the capital of the

Company in proportion [as nearly as practicable] to

the respective numbers of ordinary shares held by

them; and [b] to holders of other equity securities

in the capital of the Company, as required by the

rights of those securities or, subject to such

rights, as the Directors otherwise consider

necessary, but subject to such exclusions or other

arrangements as the Directors may deem necessary or

expedient in relation to treasury shares, fractional

entitlements, record dates or any legal or practical

problems under the laws of any territory or the

requirements of any regulatory body or Stock Exchange

 and in case of an allotment pursuant to the

authority granted by on the above resolution to the

allotment of equity securities upto an aggregate

nominal amount of GBP 32,791; and [Authority expires

at the conclusion of the AGM of the Company next year

 or 06 FEB 2011]; and the Directors may allot equity

securities after the expiry of this authority in

PROPOSAL #S.10: Authorize the Company, pursuant to            ISSUER            YES             FOR                  FOR

Section 701 of the 2006 Act, to make market purchases

 [within the meaning of Section 693[4] of the 2006

Act] of ordinary shares of GBP 0.01 each in the

capital of the Company ['Shares'], provided that: the

 maximum aggregate number of Shares which may be

purchased is 6,558,192 [representing 10% of the

Company's issued ordinary share capital]; the minimum

 price [excluding expenses] which may be paid for a

Share is GBP 0.01; the maximum price [excluding

expenses] which may be paid for a Share is the higher

 of an amount equal to 105% of the average of the

middle market quotations for the Shares as derived

from the Daily Official List of the London Stock

Exchange plc for the 5 business days immediately

preceding the day on which the purchase is made; and

an amount equal to the higher of the price of the

last independent trade of a Share and the highest

current independent bid for a Share on the trading

venue where the purchase is carried out; and

[Authority expires the earlier of the conclusion of

the AGM of the Company or 06 FEB 2011] and the

Company, before the expiry, may make a contract to

purchase ordinary shares which will or may be

PROPOSAL #S.11: Approve to permit by Section 307A of         ISSUER            YES             FOR                  FOR

the 2006 Act any general meeting of the Company

[other than an AGM of the Company] shall be called by

 notice of not less than 14 clear days in accordance

with the provisions of the Articles of Association of

 the Company; [Authority expires the earlier of the

conclusion of the AGM of the Company]

PROPOSAL #S.12: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Memorandum which, by virtue of Section 28 of the 2006

 Act, are to be treated as provisions of the Articles

 of Association; and the draft regulations produced

to the meeting as specified be adopted as the

Articles of Association of the Company in

substitution for, and to the exclusion of, the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DELACHAUX SA, GENNEVILLIERS

  TICKER:                  N/A                 CUSIP:   F25074109

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements for the        ISSUER            YES             FOR                  FOR

 FYE 31 DEC 2009, grant discharge of duties to the

Board members

PROPOSAL #2: Approve the consolidated financial                 ISSUER            YES             FOR                  FOR

statements for the FYE 31 DEC 2009

PROPOSAL #3: Approve the allocation of income                      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve to determine the amount of the          ISSUER            YES             FOR                  FOR

dividend for the FY 2009

PROPOSAL #5: Approve the agreements pursuant to                 ISSUER            YES         AGAINST           AGAINST

Articles L.225-38 et sequence of the Commercial Code

PROPOSAL #6: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

proceed with transactions on the Company's shares

PROPOSAL #7: Approve to determine the attendance                ISSUER            YES             FOR                  FOR

allowances for the FY 2009

PROPOSAL #8: powers for the formalities                                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DELEK REAL ESTATE LTD, RAMAT GAN

  TICKER:                  N/A                 CUSIP:   M2778C105

  MEETING DATE:      11/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the postponement by up to 6              ISSUER            YES             FOR                  FOR

months of repayment by the Company of loans received

by the Company from Phoenix Holdings Ltd. in

consideration for an increase of 2.5% in the rate of

interest and furnishing of additional security;

repayment of the loans amounting to NIS 41,126,308

was sue in AUG 2009; the Company is 66% controlled by

 Mr. Itzhak Tshuva and Pheonix is 55% controlled by

PROPOSAL #2.: Approve to purchase USD 40 million                ISSUER            YES             FOR                  FOR

ongoing D&O insurance cover for the year commenced on

 03 MAY 2009 for a premium of USD 85,890

PROPOSAL #3.: Approve to purchase USD 40 million run-        ISSUER            YES             FOR                  FOR

off insurance cover for past and present D&O for the

period from 03 MAY 2009 until 17 JUN 2016 for a

premium of USD 411,250 for the whole period

PROPOSAL #4.: Approve the retroactive approval of the        ISSUER            YES             FOR                  FOR

 D&O insurance in respect of the period from 01 DEC

2008 until 03 MAY 2009

PROPOSAL #5.: Approve the future D&O insurance cover         ISSUER            YES             FOR                  FOR

during the coming 5 years in an amount not to exceed

USD 50 million for a premium not to exceed USD

150,000 a year

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DELEK REAL ESTATE LTD, RAMAT GAN

  TICKER:                  N/A                 CUSIP:   M2778C105

  MEETING DATE:      12/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the terms of office of Mr. Eran        ISSUER            YES         ABSTAIN           AGAINST

 Mettle as the Chief Executive Officer in

consideration for the payment of a Management Company

 owned by him of NIS 120,000 a month; the Chief

Executive Officer will be entitled the use of a

Company car and will be receiving liability

exemption, indemnity and insurance as usual for D&O

PROPOSAL #2.: Approve the retroactive approval of the        ISSUER            YES         ABSTAIN           AGAINST

 terms of office of Mr. Mettle in respect of his

services as temporary Executive Chairman from 05 JAN

2009 until 12 OCT 2009 at a total cost to the Company

 of NIS 1,224,000

PROPOSAL #3.: Amend the Articles of the Company so as        ISSUER            YES         ABSTAIN           AGAINST

 to provide that the general meeting shall appoint

the Chairman, but if the meeting does not do so, the

Chairman will be appointed by the Board

PROPOSAL #4.: Amend the Articles so as to provide              ISSUER            YES         ABSTAIN           AGAINST

that the remuneration of the Directors shall be fixed

 by the Board subject to the receipt of all approvals

 required by law

PROPOSAL #5.: Amend the Articles relating to                       ISSUER            YES         ABSTAIN           AGAINST

formalities as to quorum at meetings

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DELEK REAL ESTATE LTD, RAMAT GAN

  TICKER:                  N/A                 CUSIP:   M2778C105

  MEETING DATE:      3/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the agreement by which a                     ISSUER            YES         ABSTAIN           AGAINST

subsidiary of the Company will sell to Delek the

Israel Fuel Company Ltd  hereinafter Delek Israel ,

which is also controlled by the Delek Group of

Companies, all of the shares owned by the Company

50%  in Ein Yahav Delek Ltd and transfer

shareholders' loans, in consideration for NIS 15.4

PROPOSAL #2: Approve the agreement by which a                     ISSUER            YES         ABSTAIN           AGAINST

subsidiary of the Company will sell to Delek Israel

all of the shares owned by the Company  50.1%  in

delek - Sa'adon project promotion and development ltd

 and transfer shareholders' loans, in consideration

for NIS 7.6 Million

PROPOSAL #3: Approve the agreement by which a                     ISSUER            YES         ABSTAIN           AGAINST

subsidiary of the Company will sell to Delek Israel

all of the shares owned by the Company  50%  in Me

Megiddo and transfer shareholders' loans, in

consideration for NIS 4.3 Million

PROPOSAL #4: Approve the sale by a subsidiary to                ISSUER            YES         ABSTAIN           AGAINST

Delek Israel of a plot of land in consideration for

NIS 9 Million

PROPOSAL #5: Approve the agreement by which a                     ISSUER            YES         ABSTAIN           AGAINST

subsidiary of the Company will sell to Delek Israel

all of the shares owned by the Company  50%  in Delek

 Retail Outlets Ltd and transfer shareholders' loans,

 in consideration for NIS 4.65 Million

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DELEK REAL ESTATE LTD, RAMAT GAN

  TICKER:                  N/A                 CUSIP:   M2778C105

  MEETING DATE:      5/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements and             ISSUER            YES             FOR                  FOR

Director's report for the year 2009

PROPOSAL #2: Approve an agreement by which a Company         ISSUER            YES         AGAINST           AGAINST

 fully owned by the chairman will supply the

services of the Chairman to the Company in

consideration for NIS 57,000 a month index  linked

plus refund of expenses

PROPOSAL #3: Approve an agreement by which a                       ISSUER            YES             FOR                  FOR

subsidiary of the Company together with a 3rd party

will sell to Delek The Israel Fuel Company Ltd. (a

company which is itself controlled by the controlling

 shareholder of the Company) land with a gas station

owned by the Company and the third party (50% each)

in consideration for NIS 39 million (share of Company

 NIS 19,500 million)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DEMAG CRANES AG, DUESSELDORF

  TICKER:                  N/A                 CUSIP:   D17567104

  MEETING DATE:      3/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2008/2009 FY

with the report of the Supervisory Board, the Group

financial statements and annual report, and the

report pursuant to Sections 289[4] and 315[4] of the

German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER             NO              N/A                  N/A

distributable profit of EUR 56,665,762.19 as follows:

 the entire amount shall be carried forward

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER             NO              N/A                  N/A

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the                     ISSUER             NO              N/A                  N/A

2009/2010 FY: Deloitte & Touche GmbH, Dusseldorf

PROPOSAL #6.: Amendments to the Articles of                        ISSUER             NO              N/A                  N/A

Association: a) Section 15(2) shall be amended in

respect of the shareholders meeting being announced

at least 30 days prior to the deadline for

shareholder registration for attendance; b) Section

16[1] shall be amended in respect of registration for

 shareholders meetings having to be effected at least

 6 days in advance; c) Section 16[2] shall be amended

 in respect of proof of shareholding as per the 21st

day before the meeting being provided to the company

at least 6 days prior to the shareholders meeting; d)

 Section 17[2] shall be amended in respect of proxy

voting instructions having to be given in written

form; e) Section 17[3] shall be added in respect of

the Board of Managing Directors being entitled to

allow absentee voting at shareholders meetings

PROPOSAL #7.: Authorization to issue convertible or          ISSUER             NO              N/A                  N/A

warrant bonds, the creation of contingent capital,

and the corresponding amendments to the Articles of

Association, the Board of Managing Directors shall be

 authorized, with the consent of the Supervisory

Board, to issue bearer bonds of up to EUR 210,000,000

 conferring an option or conversion right for new

bearer shares of the Company, against cash payment on

 or before 01 MAR 2015, shareholders shall be granted

 subscription rights, except for residual amounts,

for the granting of such rights to other bondholders,

 and for the issue of bonds at a price not materially

 below their theoretical market value, the share

capital shall be increased accordingly by up to EUR

4,200,000, insofar as option or conversion rights are

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DENISON MINES CORP

  TICKER:                  N/A                 CUSIP:   248356107

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Lukas H. Lundin as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #1.2: Election of William A. Rand as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of W. Robert Dengler as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of Brian D. Edgar as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of Ron F. Hochstein as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of John H. Craig as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Election of Joo-Ok Chang as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Election of Catherine J.G. Stefan as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #2: Appoint PricewaterhouseCoopers LLP as            ISSUER            YES             FOR                  FOR

the Auditors and authorize the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DENKI KOGYO COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J11970118

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DEPO AUTO PARTS INDUSTRIAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y2032B106

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Approve the 2009 business operations           ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: Approve the 2009 audited reports                  ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution.         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 3.8 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee
PROPOSAL #B.6: Election of the Directors and                       ISSUER            YES             FOR                  FOR

Supervisors

PROPOSAL #B.7: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.8: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DERICHEBOURG, BOISSY SAINT LEGER

  TICKER:                  N/A                 CUSIP:   F7194B100

  MEETING DATE:      2/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the reports of the Board of                ISSUER            YES             FOR                  FOR

Directors and of the Auditors, the company's

financial sta tements for the FY on 30 SEP 2009,

showing a book loss of EUR 51,349,965.50; and the

general meeting acknowledges that no charge and

expenses governed by Article 39-4 of the French Tax

Code succeeded during the 2009 FY accordingly, the

shareholders' meeting gives permanent discharge to

the Directors and to the Auditors for the performance

 of their duties during the said FY

PROPOSAL #2: Approve, the Group Management report and        ISSUER            YES             FOR                  FOR

 the Auditors' report, the consolidated financial

statements for the said FYE 30 SEP 2009 in the form

presented to the meeting

PROPOSAL #3: Approve to record the loss for the year         ISSUER            YES             FOR                  FOR

of EUR 51,349,965.50 as a deficit in retained

earnings; following this a ppropriation, the retained

 earnings account will show a new balance of EUR

11,122,556.30. as required by Law, it is reminded

that, for the last three financial years, the div

idends paid, were as follows: EUR 0.08 for FY 2008,

EUR 0.09 for FY 2007, EUR 0.00 for FY 2006

PROPOSAL #4: Approve the special report of the                   ISSUER            YES         AGAINST           AGAINST

Auditors on agreements Governed by Article L.225-38

of the French Commercial Code, approves said report

and the agreements referred to therein

PROPOSAL #5: Approve the renewal of Mr. Daniel                   ISSUER            YES         AGAINST           AGAINST

Derichebourg's term as a Board Member

PROPOSAL #6: Approve the renewal of Mr. Matthieu                ISSUER            YES         AGAINST           AGAINST

Pigasse's term as a Board Member

PROPOSAL #7: Approve the renewal of Mr. Bernard Val's        ISSUER            YES         AGAINST           AGAINST

 term as a Board Member

PROPOSAL #8: Appoint Mr. Philippe Chevallier as a new        ISSUER            YES         AGAINST           AGAINST

 Board Member

PROPOSAL #9: Approve the decision on the amount for          ISSUER            YES             FOR                  FOR

the attendance allowances allocated to the Board of

Directors

PROPOSAL #10: Authorisze the Board of Directors to            ISSUER            YES         AGAINST           AGAINST

trade in the Company's shares on the stock market,

subject to the conditions described below: maximum

purchase price: EUR 25.00, maximum number of shares

to be acquired: 10% of the share capital, maximum

funds invested in the share buybacks: EUR

425,989,700.00; [Authority expires at the end of 18-

PROPOSAL #11: Grants full powers to the bearer of an         ISSUER            YES             FOR                  FOR

original, a copy or extract of the minutes of this

meeting to carry out all filings, publications and

other formalities prescribed by Law

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DERWENT LONDON PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G27300105

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Directors and         ISSUER            YES             FOR                  FOR

the accounts FYE 31 DEC 2009 and the Independent

Auditors report thereon

PROPOSAL #2: Approve the report of the remuneration          ISSUER            YES             FOR                  FOR

committee FYE 31 DEC 2009

PROPOSAL #3: Declare a final dividend of 18.85 pence         ISSUER            YES             FOR                  FOR

per ordinary share FYE 31 DEC 2009

PROPOSAL #4: Re-election of Mr R.A. Rayne as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5: Re-election of Mr N.Q. George as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6: Re-election of Mr S.A. Corbyn as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #7: Re-election of Mr D. Newell as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #8: Re-election of Mr D.M.A. Wisniewski as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #9: Re-election of Mr S.J. Neathercoat as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #10: Re-election of Mr J.C. Ivey as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #11: Re-appoint BDO LLP as the Independent          ISSUER            YES             FOR                  FOR

Auditor of the Company to hold office from the

conclusion of this meeting until the conclusion of

the next AGM at which accounts are laid before the

PROPOSAL #12: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the Independent Auditor's remuneration

PROPOSAL #13: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

allot shares in the Company and to grant rights to

subscribe for or convert any security into shares in

the Company: a) up to a nominal amount of GBP

1,686,346 (such amount to be reduced by the nominal

amount allotted or granted under paragraph (b) below

in excess of such sum); and b) comprising equity

securities (as defined in Section 560(1) of the

Companies Act 2006) up to a nominal amount of GBP

3,372,693 (such amount to be reduced by any

allotments or grants made under paragraph (a) above)

in connection with an offer by way of a rights issue:

 (i) to ordinary shareholders in proportion (as

nearly as may be practicable to their existing

holdings; and (ii) to holders of other equity

securities as required by the rights of those

securities or as the Board otherwise considers

PROPOSAL #CONT: CONT and so that the Board may impose        ISSUER             NO              N/A                  N/A

 any limits or restrictions and make any arrangements

 which it considers necessary or appropriate to deal

with treasury shares, fractional entitlements, record

 dates, legal, regulatory or practical problems in,

or under the laws of, any territory or any other

matter;  Authority to apply until the end of next

year's AGM (or, if earlier, until the close of

business on 25th AUG 2011)  and the Board may allot

shares or grant rights to subscribe for or convert

securities into shares under any such offer or

agreement as if the authority had not ended

PROPOSAL #S.14: Authorize the Board to allot equity          ISSUER            YES             FOR                  FOR

securities (as defined in the Companies Act 2006) for

 cash and/or to sell ordinary shares held by the

Company as treasury shares for cash as if Section 561

 of the Companies Act 2006 did not apply to any such

allotment or sale, such power to be limited: (a) to

the allotment of equity securities and sale of

treasury shares for cash in connection with an offer

of, or invitation to apply for, equity securities

(but in the case of the authority granted under

paragraph (b) of Resolution 13, by way of a rights

issue only); (i) to ordinary shareholders in

proportion (as nearly as may be practicable) to their

 existing holdings; and (ii) to holders other equity

securities, as required by the rights of those

securities or, as the Board otherwise considers

PROPOSAL #CONT: CONT and so that the Board may impose        ISSUER             NO              N/A                  N/A

 any limits or restrictions and make any arrangements

 which it considers necessary or appropriate to deal

with treasury shares, fractional entitlements, record

 dates, legal, regulatory or practical problems in,

or under the laws of, any territory or any other

matter; and b) in the case of the authority granted

under paragraph (a) of Resolution 13 and/or in the

case of any sale of treasury shares for cash, to the

allotment (otherwise than under paragraph (A) above)

of equity securities or sale of treasury shares up to

 a nominal amount of GBP 252,951;  Authority to apply

 until the end of next year's AGM (or, if earlier,

until the close of business on 25 AUG 2011) ; and the

 Board may allot equity securities (and sell treasury

 shares) under any such offer or agreements as if the

 power had not ended

PROPOSAL #S.15: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purposes of Section 701 of the Companies Act 2006, to

 make one or more market purchases (as defined in

Section 693(4) of the Companies Act 2006) of

10,118,080 of its ordinary shares of 5 pence each, at

 a minimum price of 5 pence and a maximum price which

 shall be the highest of: (i) an amount equal to 5%

above the average market value of an ordinary share

for the 5 business days immediately preceding the day

 on which that ordinary share is contracted to be

purchased; and (ii) the higher of the price of the

last independent trade and the highest current

independent bid on the trading venues where the

purchase is carried out, in each case, exclusive of

expenses; CONTD

PROPOSAL #CONT: CONTD  Authority shall apply until            ISSUER             NO              N/A                  N/A

the end of next year's AGM (or, if earlier, 25 AUG

2011) ; and the Company may enter into a contract to

purchase ordinary shares which will or may be

completed or executed wholly or partly after the

power ends and the Company may purchase ordinary

shares pursuant to any such contract as if the power

PROPOSAL #S.16: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the Companies Act 2006, are to be

treated as provisions of the Company's Articles of

Association; and adopt the Articles of Association

produced to the meeting as the Articles of

Association of the Company in substitution for, and

to the exclusion of, the existing Articles of

PROPOSAL #S.17: Approve that the general meeting,              ISSUER            YES             FOR                  FOR

other than an AGM, may be called on not less than 14

clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DESARROLLADORA HOMEX S A DE   C V

  TICKER:                  N/A                 CUSIP:   P35054108

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve to increase the minimum, fixed         ISSUER            YES             FOR                  FOR

share capital through the issuance of unsubscribed

for shares in a single series for placement through a

 public offering, without the preemptive subscription

 rights of the shareholders being applicable, in

accordance with the terms of Article 53 of the

Securities Market Law and Article 7 of the Corporate

Bylaws, subject to the approval of the national

banking and securities commission

PROPOSAL #II.: Amend the Article 6 of the Corporate          ISSUER            YES             FOR                  FOR

Bylaws

PROPOSAL #III.: Approve the public offering of shares        ISSUER            YES             FOR                  FOR

 of the Company in Mexico and other, foreign markets

PROPOSAL #IV.: Approve the designation of special              ISSUER            YES             FOR                  FOR

delegates for the execution and formalization of the

resolutions and for the realization of all the acts

and steps in relation to the public offering of

shares of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DESARROLLADORA HOMEX S A DE   C V

  TICKER:                  N/A                 CUSIP:   P35054108

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve the Board of Directors report            ISSUER            YES             FOR                  FOR

regarding the FYE on 31 DEC 2009 in terms of Article

28 Section IV of the market and securities Law

presentation and in its case of the report of the

Board of Directors for the YE on 31 DEC 2009 pursuant

 to Article 172 of the general Law on commercial

companies including the financial statements for the

YE on 31 DEC 2009

PROPOSAL #II: Approve the application of results                ISSUER            YES             FOR                  FOR

corresponding to the period of January 1st to 31 DEC

2009

PROPOSAL #III: Approve the maximum amount of funds            ISSUER            YES             FOR                  FOR

that may be used for stock buyback during FY 2010

PROPOSAL #IV: Appointment of Members of the Board of         ISSUER            YES         AGAINST           AGAINST

Directors of the Company as well as

PROPOSAL #V: Appointment of Presidents of the Audit          ISSUER            YES         AGAINST           AGAINST

Committee and the Corporate Practices

PROPOSAL #VI: Appointment of Special Delegates to              ISSUER            YES             FOR                  FOR

formalize and fulfill any of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DESCENTE,LTD.

  TICKER:                  N/A                 CUSIP:   J12138103

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DETOUR GOLD CORP

  TICKER:                  N/A                 CUSIP:   250669108

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive the audited financial statements        ISSUER             NO              N/A                  N/A

 of the Company for the YE 31 DEC 2009 and the report

 of the Auditors thereon

PROPOSAL #1.1: Election of Gerald S. Panneton  as the        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #1.2: Election of Louis Dionne as the                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of Ingrid J. Hibbard as the          ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #1.4: Election of Robert E. Doyle as the              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of Jonathan Rubenstein as the        ISSUER            YES         AGAINST           AGAINST

 Director

PROPOSAL #1.6: Election of Peter E. Crossgrove as the        ISSUER            YES             FOR                  FOR

  Director

PROPOSAL #1.7: Election of Ronald W. Thiessen as the         ISSUER            YES         AGAINST           AGAINST

 Director

PROPOSAL #1.8: Election of J. Michael Kenyon as the          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.9: Election of Andre Gaumond as the                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.10: Election of Alex G. Morrison as the          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Appointment of KPMG LLP as Auditors of          ISSUER            YES             FOR                  FOR

the Corporation for the ensuing year and authorizing

the Directors to fix their remuneration

PROPOSAL #3: Approve the Corporation's amended and            ISSUER            YES         AGAINST           AGAINST

restated share option plan and certain option grants

made thereunder in respect of 495,000 common shares

of the Company

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DEUTSCHE BETEILIGUNGS AG UNTERNEHMENSBETEILIGUNGSG

  TICKER:                  N/A                 CUSIP:   D18150116

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2008/2009 FY

with the report of the Supervisory Board, the Group

financial statements and Group annual report, the

report pursuant to Sections 289(4) and 315(4) of the

German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER             NO              N/A                  N/A

distributable profit of EUR 24,328,840.23 as follows:

 payment of a dividend of EUR 0.40 and a special

bonus of EUR 0.60 per no -par share EUR 10,652,481.23

 shall be carried forward ex-dividend and payable

date: 25 MAR 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER             NO              N/A                  N/A

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #5.: Appointment of the Auditors for the              ISSUER             NO              N/A                  N/A

2009/2010 FY: KPMG AG, Frankfurt

PROPOSAL #6.1: Elections to the Supervisory Board:            ISSUER             NO              N/A                  N/A

Gerhard Roggemann

PROPOSAL #6.2: Elections to the Supervisory Board:            ISSUER             NO              N/A                  N/A

Phiipp Moeller

PROPOSAL #7.: Renewal of the authorization to acquire        ISSUER             NO              N/A                  N/A

 own shares: the Company shall be authorized to

acquire own shares of up to 10% of its share capital,

 at a price differing neither more than 10% from the

market price of the shares if they are acquired

through the stock exchange, nor more than 15% if they

 are acquired by way of a repurchase offer, on or

before 23 SEP 2011; the Board of Managing Directors

shall be authorized to dispose of the shares in a

manner other than the stock exchange or an offer to

all shareholders if the shares are sold at a price

not materially below their market price, to use the

shares in connection with mergers and acquisitions or

 for satisfying option and conversion rights, and to

retire the shares

PROPOSAL #8.: Resolution on the creation of                        ISSUER             NO              N/A                  N/A

authorized capital and the corresponding amendment to

 the Articles of Association, this authorization

shall replace the authorization given by the

shareholders' meeting of 17 MAR 2005: the Board of

Managing Directors shall be authorized, with the

consent of the Supervisory Board, to increase the

share capital by up to EUR 24,266,665.33 through the

issue of new bearer no-par shares against

contributions in cash and/or kind, on or before 23

MAR 2015 [authorized capital 2010], shareholders

shall be granted subscription rights except for

residual amount, for a capital increase against cash

payment of up to 10% of the share capital if the

shares are issued at a price not materially below the

 market price of identical shares, for a capital

increase against payment in kind, for the granting of

 such rights to bondholders, and insofar as the

capital increase against contributions in cash and/or

 kind does not exceed 20% of the share capital

PROPOSAL #9.: Resolution on the authorization to                ISSUER             NO              N/A                  N/A

issue convertible and/or warrant bonds, the creation

of contingent capital, and the corresponding

amendment to the Articles of Association: the Board

of Managing Directors shall be authorized, with the

consent of the Supervisory Board, to issue bearer

and/or registered bonds of up to EUR 160,000,000

conferring conversion and/or option rights for shares

 of the Company, on or before 23 MAR 2015, a)

shareholders shall be granted subscription rights

except for residual amounts, for the issue of bonds

conferring conversion and/or option rights for shares

 of the Company of up to 10% of the share capital at

a price not materially below their theoretical market

 value, and for the granting of such rights to

holders of non-version and option rights, b) the

authorization given by the shareholders' meeting of

17 MAR 2005, to create a contingent capital of up to

EUR 19,413,334,20 shall be revoked, the authorization

 given by the shareholders' meeting 27 MAR 2001, to

create a contingent capital of up to EUR 1,820,000

shall be revoked, c) the Company's share capital

shall be increased accordingly by up to EUR

24,266,665.33 through the issue of up to 6,838,179

new no-par shares, insofar as conversion and/or

option rights are exercised [contingent capital

PROPOSAL #10.: Amendments to the Articles of                       ISSUER             NO              N/A                  N/A

Association in accordance with the Law on the

implementation of the Shareholder Rights Directive

[ARUG], Section 15[4], in respect of the Board of

Managing Directors being authorized to permit the

shareholders to attend the shareholders' meeting by

the use of electronic means of communication; Section

 15[5], in respect of the Board of Managing Directors

 being authorized to permit shareholders to absentee

vote at a shareholders' meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DEUTSCHE EUROSHOP AG, ESCHBORN

  TICKER:                  N/A                 CUSIP:   D1854M102

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements and annual report, and the report

pursuant to Sections 289(4) and 315(4) of the German

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 46,320,306.90 as follows:

 Payment of a dividend of EUR 1.05 per share Ex-

dividend and payable date: 18 JUN 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: BDO Deutsche Warentreuhand AG, Hamburg

PROPOSAL #6.: Resolution on the creation of                        ISSUER            YES         AGAINST           AGAINST

authorized capital, and the corresponding amendment

to the Articles of Association, the existing

authorized capital shall be revoked, the Board of

Managing Directors shall be authorized, with the

consent of the Supervisory Board, to increase the

share capital by up to EUR 22,057,289 through the

issue of new registered no-par shares against

contributions in cash and/or kind, on or before 16

JUN 2015, shareholders shall be granted subscription

rights except for residual amounts, for a capital

increase against contributions in kind, and for a

capital increase of up to 10% of the share capital if

 the shares are issued at a price not materially

below the market price of identical shares

PROPOSAL #7.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association in connection with the Shareholder Rights

 Directive Implementation Law (ARUG) Section 11(3)

shall be amended in respect of the shareholders'

meeting being convened at least 30 days prior to the

meeting. Section 11(4) shall be amended in respect of

 shareholders meeting being convened at least 30 days

 prior to the meeting, Section 11(4) shall be amended

 in respect of shareholders being entitled to

participate in and vote at the shareholders, meeting

if they register with the company by the sixth day

prior to the meeting; Section 13(3) shall be amended

in respect of proxy-voting instructions being

provided in writing or by electronic means

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DEUTSCHE WOHNEN AG, FRANKFURT/MAIN

  TICKER:                  N/A                 CUSIP:   D2046U176

  MEETING DATE:      8/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Resolution on a capital increase in              ISSUER             NO              N/A                  N/A

exchange for cash contributions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DEUTSCHE WOHNEN AG, FRANKFURT/MAIN

  TICKER:                  N/A                 CUSIP:   D2046U176

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the report

pursuant to Sections 289[4] and 315[4] of the German

Commercial Code

PROPOSAL #2.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #3.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #4.: Appointment of Auditors for the 2010 FY        ISSUER            YES             FOR                  FOR

 Ernst + Young GmbH, Stuttgart

PROPOSAL #5.: Elections to the Supervisory Board a]          ISSUER            YES             FOR                  FOR

Andreas Kretschmer b] Matthias Huenline

PROPOSAL #6.: Authorization to acquire own shares the        ISSUER            YES             FOR                  FOR

 company shall be authorized to acquire own shares of

 up to 10 pct of its share capital, at prices not

deviating more than 10 pct from the market price of

the shares, on or before 14 JUN 2015; the Board of

Managing Directors shall be authorized to sell the

shares on the stock exchange, to offer the shares to

all shareholders, to use the shares for acquisition

purposes or for satisfying option or conversion

rights, to sell the shares against contributions in

cash if the shares are sold at a price not materially

 below their market price, and to retire the shares

PROPOSAL #7.: Resolution on the revocation of the              ISSUER            YES             FOR                  FOR

authorization given by the shareholders' meeting of

17 JUN 2008, to issue stock options and to create a

corresponding contingent capital III

PROPOSAL #8.: Amendments to the articles of                        ISSUER            YES             FOR                  FOR

association a) Section 10(4)2, in respect of the

convocation of the shareholders' meeting being

published pursuant to the statutory regulations, b)

Sections 10(6) and 10(7), in respect of holders of

bearer shares being entitled to participate in and

vote at the shareholders' meeting if they register

with the company by the sixth day prior to the

meeting and provide evidence of their shareholding as

 per the statutory record date, c) Section 11(2), in

respect of proxy-voting instructions being issued in

compliance with the statutory regulations, d) Section

 3(2), in respect of notices pursuant to Sections

125(1) and 125(2) of the Stock Corporation Act being

transmitted via electronic means, e) Section 10(11),

in respect of the Board of Managing Directors being

authorized to permit shareholders to participate in

the shareholders' meeting by the use of electronic

means of communication (online-participation), f)

Section 10(12), in respect of the Board of Managing

Directors being authorized to permit shareholders to

exercise their voting rights in writing or

electronically (absentee voting), g) Section 10(3),

in respect of the Board of Managing Directors being

authorized to permit the audiovisual transmission of

the shareholders' meeting, h) Section 11(4), in

respect of the provision governing the procedure of

elections being adjusted i) Section 4a(4) deletion

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DEUTZ AG, KOELN

  TICKER:                  N/A                 CUSIP:   D39176108

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the reports

 pursuant to Sections 289(4) and 315(4) of the German

 Commercial Code

PROPOSAL #2.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #3.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #4.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: Deloitte + Touche GmbH, Dusseldorf

PROPOSAL #5.: Election of Michael Lichtenauer to the         ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #6.: Approval of the control and profit                ISSUER            YES             FOR                  FOR

transfer agreement with Deutz Abgastechnik GmbH which

 shall be effective for a period of at least 5 years

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DEVELOPMENT SECURITIES PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G2740B125

  MEETING DATE:      7/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, subject to the passing of                ISSUER            YES         AGAINST           AGAINST

Resolutions 2 and 4, to increase the authorized share

 capital from GBP 35,000,000 to GBP 70,000,000

PROPOSAL #2.: Grant authority, subject to the passing        ISSUER            YES         AGAINST           AGAINST

 of Resolutions 1 and 4, to issue equity or equity-

linked securities with pre-emptive rights up to

aggregate nominal amount of GBP 34,536,042

PROPOSAL #3.: Grant authority, subject to the passing        ISSUER            YES         AGAINST           AGAINST

 of Resolutions 1, 2 and 4, to issue equity or

equity-linked securities with pre-emptive rights up

to a further nominal amount of GBP 13,709,412 in

connection with an offer by way of a rights issue

PROPOSAL #4.: Grant authority, subject to the passing        ISSUER            YES         AGAINST           AGAINST

 of Resolutions 1 and 2, to issue equity or equity-

linked securities without pre-emptive rights up to

aggregate nominal amount of GBP 8,333,334 in

connection with the Firm Placing

PROPOSAL #5.: Grant authority, subject to the passing        ISSUER            YES         AGAINST           AGAINST

 of Resolutions 1, 2, 3 and 4, to issue equity or

equity-linked securities without pre-emptive rights

up to aggregate nominal amount of GBP 2,056,411

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DEVELOPMENT SECURITIES PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G2740B125

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of Directors and              ISSUER            YES         AGAINST           AGAINST

financial statements for the YE 31 DEC 2009

PROPOSAL #2.: Approve the remuneration report as                ISSUER            YES             FOR                  FOR

specified in the annual report 2009

PROPOSAL #3.: Re-election of Mr. D. S. Jenkins as a          ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #4.: Re-election of Mr. M. H. Marx as a                ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #5.: Re-election of Mr. M. S. Weiner as a            ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #6.: Re-election of Mrs. S. C. Bates as a            ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #7.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES         AGAINST           AGAINST

as the Auditors of the Company to hold office until

the conclusion of the next general meeting at which

accounts are laid before the Company

PROPOSAL #9.: Authorize the Directors to determine            ISSUER            YES         AGAINST           AGAINST

the remuneration of the Auditors

PROPOSAL #S.10: Authorize the Company, pursuant to            ISSUER            YES             FOR                  FOR

Section 701 of the Companies act 2006 to make market

purchases [as defined in section 693(4) of the

Companies act 2006] of ordinary shares of 50 pence

each in the capital of the Company on such terms and

in such manner as the Directors may determine; i) the

 maximum number of ordinary shares hereby authorized

to be so acquired in 12,256,000 ii) the minimum price

 which may be paid for such shares is the nominal

value per share iii) the maximum price which may be

paid for such shares is, in respect of a share

contracted to be purchased on any day, an amount

equal to 105% of the average of the middle market

quotations for the ordinary shares of the Company

derived from the daily official list of the London

stock exchange on the five business days immediately

preceding the day on which the shares are contracted

to be purchases; [Authority expires the earlier of

the conclusion of the AGM of the Company to be held

in 2011 or on 01 JUL 2011; the Company may under the

authority hereby conferred and prior to the expiry of

 the authority make a contract to purchase its own

shares which will or may be executed wholly or partly

 after the expiry of that authority and may make a

purchase of its own shares in pursuance of any such

PROPOSAL #11.: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, pursuant to and in accordance with Section

551 of the Companies act 2006 to allot shares or

grant rights to subscribe for or to convert any

security into shares in the Company i) up to a

nominal amount of GBP 13,709,412; and ii) comprising

equity securities [as defined in Section 560(1) of

the 2006 act) up to a further nominal amount of GBP

13,709,412 in connection with an offer by way of a

right issue; such authority to apply in substitution

for all previous authorities pursuant to section 551

of the 2006 act and [Authority expires the earlier of

 the next AGM or on 01 JUL 2011]; that the Company

may make offers and enter into agreements during the

relevant period which would, or might, require shares

 to be allotted or rights to be granted after the

authority ends; to subscribe further securities by

means of the issue of a renounceable letter which may

 be traded for a period before payment for the

securities is due, but subject in both cases to such

exclusion or other arrangements as the Directors may

deem necessary or expedient in relation to treasury

shares, fractional entitlements, record dates or

legal, regulatory or practical problems in, or under

PROPOSAL #S.12: Authorize the Directors of the                   ISSUER            YES             FOR                  FOR

Company, subject to the passing of Resolution 11 to

allot equity securities [as defined in Section 560(1)

 of the 2006 act) wholly for cash; i) pursuant to

section 560(3) of the 2006 act in each case, in

connection with a pre-emptive offer, otherwise than

in connection with a pre-emptive offer, up to an

aggregate nominal amount of GBP 2,056,411 ii)

pursuant to resolution 11 above in connection with a

rights issue, as if Section 561(1) of the 2006 act

did not apply to any such allotment; [Authority

expires the earlier of the end of the next AGM or on

01 JUL 2011]; that the Company may make offers and

enter into agreements during this period which would,

 or might, require equity securities to be allotted

after the power ends and the Board may allot equity

securities under any such offer or agreement as if

the power has not ended

PROPOSAL #S.13: Approve, that a general meeting other        ISSUER            YES             FOR                  FOR

 than an AGM may be called on not less than 14 clear

days' notice

PROPOSAL #14.: Approve the new Development Securities        ISSUER            YES             FOR                  FOR

 PLC Strategic Profit Plan (SPP) and underlying bonus

 arrangements, as specified and authorize the

Directors to do all acts and things that they may

consider necessary or expedient to carry the SPP into

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DEVELOPMENT SECURITIES PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G2740B141

  MEETING DATE:      7/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the authorized                ISSUER            YES         AGAINST           AGAINST

share capital of the Company

PROPOSAL #2.: Authorize the Directors of the Company         ISSUER            YES         AGAINST           AGAINST

to allot securities up to a nominal amount of GBP

34,536,042

PROPOSAL #3.: Authorize the Directors of the Company         ISSUER            YES         AGAINST           AGAINST

to allot securities up to a nominal amount of GBP

13,709,412 in connection with a rights issue

PROPOSAL #S.4: Approve to disapply statutory pre-               ISSUER            YES         AGAINST           AGAINST

emption rights in connection with the Firm Placing

PROPOSAL #S.5: Approve to disapply pre-emption rights        ISSUER            YES         AGAINST           AGAINST

 in connection with a pre-emptive offer or up to a

nominal amount of GBP 2,056,411 or in connection with

 a rights issue

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DIAGNOSTIC & THERAPEUTC CENTER OF ATHENS HYGEIA SA

  TICKER:                  N/A                 CUSIP:   X1815J105

  MEETING DATE:      6/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the submission and approval of          ISSUER             NO              N/A                  N/A

the separate and consolidated annual financial

statements of the FY 2009, the respective reports of

the Board of Directors and the Chartered

Accountants/Auditors

PROPOSAL #2: Grant discharge of the Members of the            ISSUER             NO              N/A                  N/A

Board and Chartered Accountants/Auditors from all

liability with regard to the activities of FY 2009

PROPOSAL #3: Appointment of Chartered                                   ISSUER             NO              N/A                  N/A

Accountants/Auditors for the FY 2010

PROPOSAL #4: Election of new Board Members in                     ISSUER             NO              N/A                  N/A

replacement of resigned Members

PROPOSAL #5: Election of new Board of Director                   ISSUER             NO              N/A                  N/A

Members; appointment of Independent Board Members

PROPOSAL #6: Appointment of Members of the Audit                ISSUER             NO              N/A                  N/A

Committee, as per Article 37 of Law 3693/2008

PROPOSAL #7: Approve the contracts and the                          ISSUER             NO              N/A                  N/A

remuneration as per Articles 23a and 24 of Clause

2190/1920

PROPOSAL #8: Amend Articles 1 establishment,                       ISSUER             NO              N/A                  N/A

denomination of the Company, 13 Board of Directors

responsibilities and 16 convocation of the Board of

Directors of the Company's Articles of Association

PROPOSAL #9: Approve the increase of the Company's            ISSUER             NO              N/A                  N/A

share capital through capitalization of reserves of

the Company, with a respective increase of the

nominal value of each share; amend Article 5, of the

Company's Articles

PROPOSAL #10: Approve the reduction of the Company's         ISSUER             NO              N/A                  N/A

share capital by cash refund to the shareholders,

with a respective decrease of the nominal value of

each share; amend Article 5 of the Company's Articles

PROPOSAL #11: Approve the increase of the Company's          ISSUER             NO              N/A                  N/A

share capital through issue of new shares above par,

with payment in cash effected through reinvestment of

 the capital return by shareholders; amend Article 5

of the Company's Articles; the determination of the

distribution price of the new shares and other terms

of the increase; the admission of the shares to be

issued as a result of the capital increase for

trading in Athex; authorize the Board of Directors to

 regulate all matters pertaining to the distribution

and admission of the new shareholders in Athex, and

any relevant matter

PROPOSAL #12: Authorize the Board of Directors with          ISSUER             NO              N/A                  N/A

regard to the share capital increase of the Company

in accordance with Article 13, Paragraph 1 of

Codified Law 2190/1920; Amend Article 5 of the

Company's Articles

PROPOSAL #13: Authorize the Board of Directors with          ISSUER             NO              N/A                  N/A

regard to the issuance of bond loans in accordance

with Articles 3a in conjunction with 13 of Codified

Law 2190/1920 and Article 1 of Law 3156/2003; Amend

Article 5 of the Company's Articles

PROPOSAL #14: Other issues                                                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DIAGNOSTICOS DA AMER S A

  TICKER:                  N/A                 CUSIP:   P3589C109

  MEETING DATE:      9/1/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.: Elect all Members of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company

PROPOSAL #B.: Approve the proposal for the takeover,         ISSUER            YES             FOR                  FOR

by the Company, of the following controlled Companies

 of the Company takeover Laboratorio Imuno Ltda,

Clinica Medica Vita Ltda, Laboratorio Louis Pasteur

Patologia Clinica Ltda, Maxidiagnosticos

Participacoes Ltda, Cedimax Diagnosticos Medicos

Ltda, Clinica Radiologica Clira Ltda, Digirad

Diagnosticos Medicos Ltda, and Clinica Radiologica

Brafer Ltda absorbed Companies, with the consequent

extinction of the absorbed Companies

PROPOSAL #C.: Approve the protocol and justification         ISSUER            YES             FOR                  FOR

for the takeover of the absorbed Companies by the

Company

PROPOSAL #D.: Approve and ratify the recommendation,         ISSUER            YES             FOR                  FOR

by the Executive Committee of the Company, of KPMG

Auditors Independents, a Company specialized in

evaluations, with Headquarters in the City of Sao

Paulo, in the state of Sao Paulo, at 33 Rua Renato

Paes De Barros, with corporate taxpayer ID CNPJ Mf

Number 57.755.217/0001/29, and regional accounting

council CRC Number 2SP014428.O.6, as the expert

Company responsible for the evaluation of the net

book/entry assets of the absorbed companies at their

book entry equity value, as well as preparation of

the respective evaluation reports evaluation reports

PROPOSAL #E.: Approve the evaluation reports of the          ISSUER            YES             FOR                  FOR

Absorbed Companies

PROPOSAL #F.: Authorize the Administrators of the              ISSUER            YES             FOR                  FOR

Company to adopt all measures necessary aiming at

formalizing the takeover before the competent public

bodies

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DIAGNOSTICOS DA AMER S A

  TICKER:                  N/A                 CUSIP:   P3589C109

  MEETING DATE:      12/1/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the proposal for the merger, by        ISSUER            YES             FOR                  FOR

 the Company, of the following subsidiary Companies

of the Company merger Laboratorio Alvaro Ltda,

Laboratorio Frischmann Aisengart Ltda, Laboratorio

Atalaia Ltda, Image Memorial Ltda, Med Imagem Ultra

Sonografia and Radiologia Ltda, Cedic Centro

Diagnosticos Por Imagem De Cuiaba Ltda, Centro Medico

 De Diagnostico Laboratorial Ltda. and Unidade

Cearense De Imagem Ltda, merged Companies, with the

consequent extinction of the merged Companies

PROPOSAL #2.: Approve the protocol and justification         ISSUER            YES             FOR                  FOR

of merger of the merged Companies into the Company

PROPOSAL #3.: Ratify the appointment of KPMG Auditors        ISSUER            YES             FOR                  FOR

 Independents, with its headquarters in the city of

Sao Paulo, state of Sao Paulo, at Rua Dr. Renato Paes

 De Barros, number 33, with Corporate Taxpayer ID

CNPJMF number 57.755.2 17.0001.29 and public

accounting registration CRC number 2SP 014428o6, as

the expert Company responsible for the evaluation of

the equity of the merged Companies at their book

value, as well as for the preparation of the

respective valuation reports

PROPOSAL #4.: Approve the valuation reports                         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Authorize the Managers of the Company          ISSUER            YES             FOR                  FOR

to take all the measures necessary for the purpose of

 formalizing the merger before the public agencies

with jurisdiction

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DIAGNOSTICOS DA AMER S A

  TICKER:                  N/A                 CUSIP:   P3589C109

  MEETING DATE:      12/1/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the proposal for the merger, by        ISSUER            YES             FOR                  FOR

 the Company, of the following subsidiary Companies

of the Company merger, Exame Laboratorios De

Patologia clinica Ltda merged Companie, with the

consequent extinction of the merged Companie

PROPOSAL #2.: Approve the protocol and justification         ISSUER            YES             FOR                  FOR

of merger of the merged Companies into the Company

PROPOSAL #3.: Ratify the appointment of KPMG Auditors        ISSUER            YES             FOR                  FOR

 Independents, with its headquarters in the city of

Sao Paulo, state of Sao Paulo, at Rua Dr. Renato Paes

 De Barros, number 33, with Corporate Taxpayer ID

CNPJMF number 57.755.2 17.0001.29 and public

accounting registration CRC number 2SP 014428o6, as

the expert Company responsible for the evaluation of

the equity of the merged Companies at their book

value, as well as for the preparation of the

respective valuation reports

PROPOSAL #4.: Approve the valuation reports                         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Authorize the Managers of the Company          ISSUER            YES             FOR                  FOR

to take all the measures necessary for the purpose of

 formalizing the merger before the public agencies

with jurisdiction

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DIAGNOSTICOS DA AMER S A

  TICKER:                  N/A                 CUSIP:   P3589C109

  MEETING DATE:      12/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #i.: Approve, in accordance with the terms          ISSUER            YES             FOR                  FOR

of Article 12, Line IV, of the Corporate Bylaws of

the Company, of the proposal from the Management, to

split common shares issued by the Company, with each

1 common share coming to be represented by 4 common

shares, with the shareholders receiving 3 new common

shares for each  1  common share held by the

shareholders on the date that the general meeting

that approves the split is held, with it being

certain that the shares coming from the split will

participate on equal terms in all of the benefits,

including dividends and any other capital

remuneration that comes to be distributed by the

Company beginning on 28 DEC 2009 , including that date

PROPOSAL #ii.: Amend the Article 5 of the Corporate          ISSUER            YES             FOR                  FOR

Bylaws of the Company, to reflect the number of

shares into which the share capital is divided as a

result of the share split mentioned above

PROPOSAL #iii.: Amend the main part of Article 6 of          ISSUER            YES             FOR                  FOR

the Corporate Bylaws of the Company, to increase the

authorized capital limit

PROPOSAL #Iv.: Approve the consolidation of the                 ISSUER            YES             FOR                  FOR

Corporate Bylaws of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DIAGNOSTICOS DA AMER S A

  TICKER:                  N/A                 CUSIP:   P3589C109

  MEETING DATE:      12/31/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve the merger, into the Company,          ISSUER            YES             FOR                  FOR

of Exame Laboratorios De Patologia Clinica Ltd a

merged Company, a subsidiary of the Company, with the

 consequent extinction of the merged Company

PROPOSAL #II.: Approve the Protocol and Justification        ISSUER            YES             FOR                  FOR

 of the merger of the merged Company into the Company

PROPOSAL #III.: Ratify the recommendation, by the              ISSUER            YES             FOR                  FOR

Executive Committee of the Company, of KPMG Auditores

 Independentes, with headquarters in the city of Sao

Paulo, State of Sao Paulo, at 33 RUA DR. Renato Paes

De Barros, with corporate taxpayer ID CNPJMF number

57.755.217.0001.29 and Regional Accounting Council

CRC number 2SP014428O6 as the expert Company

responsible for the valuation of the net assets of

the merged Company using its accounting asset value,

as well as for the preparation of the respective

valuation report valuation report

PROPOSAL #IV.: Approve the valuation report                         ISSUER            YES             FOR                  FOR

PROPOSAL #V.: Grant authority so that the                            ISSUER            YES             FOR                  FOR

Administrators of the Company adopt all necessary

measures aimed at formalizing the merger with the

appropriate Public Bodies

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DIAGNOSTICOS DA AMER S A

  TICKER:                  N/A                 CUSIP:   P3589C109

  MEETING DATE:      2/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve, in accordance with the terms of        ISSUER            YES             FOR                  FOR

 Article 12, line iv, of the Corporate Bylaws of the

Company, of the proposal from the Management to split

 common shares issued by the Company, with each 1

common share coming to be represented by 4 common

shares, with the shareholders receiving 3 new common

shares for each 1 common share held by the

shareholders on the date that the general meeting

that approves the split is held, with it being

certain that the shares coming from the split will

participate on equal terms in all of the benefits,

including the dividends and any other capital

remuneration that comes to be distributed by the

Company beginning on 28 DEC 2009, including that date

PROPOSAL #2: Amend the Article 5 of the Corporate              ISSUER            YES             FOR                  FOR

Bylaws of the Company, to reflect the number of

shares into which the share capital is divided as a

result of the share split mentioned above

PROPOSAL #3: Approve to amend the main part of                   ISSUER            YES             FOR                  FOR

Article 6 of the Corporate Bylaws of the Company, to

increase the authorized capital limit

PROPOSAL #4: Approve the consolidation of the                     ISSUER            YES             FOR                  FOR

Corporate Bylaws of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DIAGNOSTICOS DA AMER S A

  TICKER:                  N/A                 CUSIP:   P3589C109

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to take knowledge of the                     ISSUER            YES             FOR                  FOR

Directors accounts, and the Company's consolidated

financial statements for the FYE 31 DEC 2009

PROPOSAL #2: Approve the proposal for the  capital            ISSUER            YES             FOR                  FOR

budget for the year 2010, the allocation of the net

profit from the FYE on 31 DEC 2009, and ratify the

early distributions of dividends and interim interest

 over on net equity

PROPOSAL #3: Approve to set the total annual                       ISSUER            YES             FOR                  FOR

remuneration for the Members of the Board of

Directors and Executive Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DIAGNOSTICOS DA AMER S A

  TICKER:                  N/A                 CUSIP:   P3589C109

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.: Approve to decide regarding the                     ISSUER            YES             FOR                  FOR

proposal from management to amend the corporate

Bylaws of the Company, specifically, Article 11

deposit of documents for shareholders before general

meetings are held and Article 48 change of the

newspaper for publications, in accordance with the

terms of the proposal made available together with

this call notice and that is available to the

shareholders at the head office and on the Company's

website www.dasa3.com.br as well as in the electronic

 system on the securities commission page on the

PROPOSAL #B.: Approve the matter described in line a         ISSUER            YES             FOR                  FOR

of item II to decide regarding t he consolidation of

the corporate Bylaws of the Company with the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DIAGNOSTICOS DA AMERICA SA, BARUERI

  TICKER:                  N/A                 CUSIP:   P3589C109

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: Approve to decide regarding the proposal        ISSUER            YES             FOR                  FOR

 from management to amend the corporate bylaws of the

 Company, specifically, Article 11 deposit of

documents for shareholders before general meeting are

 held and Article 48 change of the newspaper for

publications, in accordance with the terms of the

proposal made available together with this call

notice and that is available to the shareholders at

the head office and on the Company's website

www.dasa3.com.br , as well as in the electronic

system on the securities commission page on the

PROPOSAL #B: Approve the matter described in line a          ISSUER            YES             FOR                  FOR

of item II of is approved, to decide regarding the

consolidation of the corporate bylaws of the Company

with the approved amendments

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DIALOG GROUP BHD

  TICKER:                  N/A                 CUSIP:   Y20641109

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial        ISSUER            YES             FOR                  FOR

 statements for the FYE 30 JUN 2009 together with the

 reports of the Directors and the Auditors thereon

PROPOSAL #2.: Approve the payment of a final dividend        ISSUER            YES             FOR                  FOR

 of 24% per ordinary share of MYR 0.10 each less

income tax at 25% in respect of the FYE 30 JUN 2009

PROPOSAL #3.: Approve the distribution of a special          ISSUER            YES             FOR                  FOR

share dividend on the basis of 1 treasury share for

every 50 existing ordinary shares of MYR 0.10 each

held in Dialog in respect of the FYE 30 JUN 2009

PROPOSAL #4.: Re-elect Mr. Ngau Boon Keat as a                   ISSUER            YES         AGAINST           AGAINST

Director, who retires in pursuant to Article 96 of

the Company's Articles of Association

PROPOSAL #5.: Re-elect Dr. Junid Bin Abu Saham as a          ISSUER            YES             FOR                  FOR

Director, who retires in pursuant to Article 96 of

the Company's Articles of Association

PROPOSAL #6.: Re-elect Mr. Chew Eng Kar as a                       ISSUER            YES             FOR                  FOR

Director, who retires in pursuant to Article 96 of

the Company's Articles of Association

PROPOSAL #7.: Re-elect Datuk Oh Chong Peng as a                 ISSUER            YES             FOR                  FOR

Director, who retires in pursuant to Article 101 of

the Company's Articles of Association

PROPOSAL #8.: Approve the payment of Directors' fees         ISSUER            YES             FOR                  FOR

of MYR 225,000 in respect of the FYE 30 JUN 2009

PROPOSAL #9.: Re-appoint Messrs BDO Binder as the              ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize the Directors

to fix their remuneration

PROPOSAL #10.: Authorize the Directors, pursuant to          ISSUER            YES         AGAINST           AGAINST

the Dialog Group Employees' Share Option Scheme [the

Scheme] which was approved at the EGM held on 25 JUL

2007, to offer and grant options to eligible

employees and eligible Directors of the Company and

its subsidiary companies [the Group] and pursuant to

Section 132D of the Companies Act, 1965 to allot and

issue such number of new ordinary shares of MYR 0.10

each in the capital of the Company from time to time

in accordance with the By-Laws of the Scheme

PROPOSAL #11.: Authorize the Directors, pursuant to          ISSUER            YES             FOR                  FOR

Section 132D of the Companies Act, 1965, to allot and

 issue shares in the Company at any time and upon

such terms and conditions and for such purposes as

the Directors may, in their absolute discretion deem

fit, provided that the aggregate number of shares

issued pursuant to this resolution in any 1 FY does

not exceed 10% of the issued and paid-up share

capital of the Company for the time being and to

obtain the approval for the listing of and quotation

for the additional shares so issued on Bursa Malaysia

 Securities Berhad; [Authority expires at the

conclusion of the next AGM of the Company]

PROPOSAL #12.: Authorize the Company, subject to the         ISSUER            YES             FOR                  FOR

Companies Act, 1965, the Memorandum and Articles of

Association of the Company and the requirements of

Bursa Malaysia Securities Berhad [Bursa Malaysia] and

 any other relevant authorities, to purchase and/or

hold such number of ordinary shares of MYR 0.10 each

in the Company as may be determined by the Directors

of the Company from time to time through Bursa

Malaysia upon such terms and conditions as the

Directors of the Company may deem fit in the interest

 of the Company provided that the aggregate number of

 ordinary shares of MYR 0.10 each purchased pursuant

to this resolution does not exceed 10% of the total

issued and paid-up share capital of the Company

[Proposed Renewal of Share Buy-Back Authority] and

that an amount not exceeding the total audited

retained profits and share premium account of the

Company at the time of purchase, would be allocated

by the Company for the Proposed Renewal, and to take

all steps necessary to implement, finalize and to

give full effect to the Proposed Renewal and to

decide in their discretion to either retain the

ordinary shares of MYR 0.10 each purchased pursuant

to the Proposed Renewal as treasury shares and/or to

resell the treasury shares and/or to distribute them

as share dividends and/or to cancel them; [Authority

expires at the conclusion of the next AGM of the

PROPOSAL #13.: Authorize the Company and/or its                 ISSUER            YES             FOR                  FOR

subsidiaries, subject to the Companies Act, 1965

[Act], the Memorandum and Articles of Association of

the Company and the requirements of Bursa Malaysia

Securities Berhad and any other relevant authorities,

 to enter into the Recurrent Related party

transactions of a revenue or trading nature

[Recurrent Related Party Transactions] as set out in

Section 2.5 of Part B of the Circular to shareholders

 dated 26 OCT 2009 subject further to the following:

the recurrent related party transactions are in the

ordinary course of business which are necessary for

day-to-day operations and are on terms not more

favourable to the related parties than those

generally available to the public and are not to the

detriment of the minority shareholders of the

Company; and disclosure is made in the annual report

of the breakdown of the aggregate value of

transactions conducted during a FY and that such

approval shall, commence immediately upon the passing

 of this ordinary resolution and [Authority expires

at the conclusion of the next AGM of the Company

following the forthcoming AGM at which the proposed

shareholders' mandate for recurrent related party

transactions of a revenue or trading nature is

approved, at which time it will lapse, unless by a

resolution passed at the next AGM, the authority is

renewed; the expiration of the period within which

the next AGM after the date it is required to be held

 pursuant to Section 143(1) of the Act [but must not

extend to such extension as may be allowed pursuant

to Section 143(2) of the Act]; or revoked or varied

by resolution passed by the shareholders of the

Company in a general meeting, whichever is the

earlier; authorize the Directors and/or any of them

to complete and do all such acts and things

[including executing such documents as may be

required] to give effect to the transactions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DIALOG GROUP BHD

  TICKER:                  N/A                 CUSIP:   Y20641109

  MEETING DATE:      1/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize the Board, subject to the                ISSUER            YES             FOR                  FOR

approvals of all relevant authorities or parties

where required , to capitalize firstly MYR 34,396,684

 from the Company's revaluation reserve account and

the balance thereof of up to MYR 22,437,358 from the

retained profits of the Company and that the same be

applied in making payment in full at par of up to

568,340,416 Bonus Shares in the share capital of the

Company; approve that such Bonus Shares be allotted

and distributed as fully paid amongst persons who are

 registered as shareholders of the Company on the

Entitlement Date, on the basis of 2 Bonus Shares for

every 5 Dialog Shares held then by such shareholders;

 authorize the Board to deal with any fractional

entitlement and fraction of a Bonus Share that may

arise from CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DIASORIN S.P.A., VICENZA

  TICKER:                  N/A                 CUSIP:   T3475Y104

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the balance sheet and report on         ISSUER             NO              N/A                  N/A

the management for FY as of 31 DEC 2009, proposal of

profits allocation, presentation of the consolidated

balance sheet of Diasorin Group as of 31 DEC 2009,

related and consequential resolutions

PROPOSAL #2: Appointment of the Board of Directors,          ISSUER             NO              N/A                  N/A

subject to prior determination of its

PROPOSAL #3: Appointment of the Board of Auditors and        ISSUER             NO              N/A                  N/A

 its Chairman and approve to

PROPOSAL #4: Approve the resolutions, as per Article         ISSUER             NO              N/A                  N/A

114 Bis of the Law Decree 24 FEB 1998, related to the

 setting up of a Stock Option Plan

PROPOSAL #5: Grant authority to buy and dispose own          ISSUER             NO              N/A                  N/A

shares as per Article 2357 and 2357 Ter of the

Italian Civil Code, as well as Article 132 of the Law

 Decree 24 FEB 1998 N. 58 and related provisions of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DIGITAL CHINA HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G2759B107

  MEETING DATE:      8/25/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited                        ISSUER            YES             FOR                  FOR

consolidated financial statements of the Company and

its subsidiaries and the reports of the Directors and

 Auditors for the YE 31 MAR 2009

PROPOSAL #2.: Declare a final dividend for the YE 31         ISSUER            YES             FOR                  FOR

MAR 2009

PROPOSAL #3.i: Re-elect Mr. HU Zhaoguang as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.ii: Re-elect Mr. QIU Zhongwei as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.iii: Re-elect Mr. WONG Man Chung, Francis        ISSUER            YES             FOR                  FOR

 as a Director

PROPOSAL #3.iv: Re-elect Mr. KWAN Ming Heung, Peter          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #3.v: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Directors' remuneration

PROPOSAL #4.: Re-appoint Ernst & Young as the                     ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize the Board of

Directors to fix their remuneration

PROPOSAL #5.1: Authorize the Directors of the                     ISSUER            YES         AGAINST           AGAINST

Company, during the relevant period [as specified] to

 allot, issue and deal with additional shares in the

capital of the Company and to make or grant offers,

agreements and options [including warrants, bonds,

debentures, notes and other securities which carry

rights to subscribe convertible into shares of the

Company] during or after the end of the relevant

period, not exceeding 20% of the aggregate nominal

amount of the share capital of the Company in issue

at the date of the passing of this resolution,

otherwise than pursuant to: i] a rights issue [as

specified]; or ii] the exercise of rights of

subscription or conversion under the terms of any

existing warrants, bonds, debentures, notes or other

securities issued by the Company; or iii] the

exercise of options granted under any option scheme

or similar arrangement for the time being adopted for

 the grant or issue to eligible participants of the

Company and/or any of its subsidiaries of rights to

acquire shares of the Company; or iv] any scrip

dividend or similar arrangement providing for the

allotment and issue of shares in lieu of the whole or

 part of a dividend on shares of the Company in

accordance with Bye-Laws of the Company; or v] a

specific authority granted by the shareholders of the

 Company in general meeting; and [Authority expires

the earlier of the conclusion of the next AGM of the

Company or the expiration of the period within which

the next AGM is required by the Bye-Laws of the

Company or any applicable laws of Bermuda to be held]

PROPOSAL #5.2: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, during the relevant period [as specified] to

 repurchase issued shares in the capital of the

Company on The Stock Exchange of Hong Kong Limited

[the 'Stock Exchange'] or any other Stock Exchange on

 which the shares of the Company may be listed and

recognized by the Securities and Futures Commission

of Hong Kong and the Stock Exchange for this purpose,

 subject to and in accordance with all applicable

Laws and/or the requirements of the Rules Governing

the Listing of Securities on the Stock Exchange of

Hong Kong Limited or of any other Stock Exchange as

amended from time to time, not exceeding 10% of the

aggregate nominal amount of the share capital of the

Company in issue at the date of the passing of this

resolution; [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required by the Bye-Laws of the

Company or any applicable Laws of Bermuda to be held]

PROPOSAL #5.3: Approve, conditional upon the passing         ISSUER            YES         AGAINST           AGAINST

of Resolutions 5[1] and 5[2] as specified, the

general mandate granted to the Directors of the

Company to allot, issue and deal with the additional

shares in the capital of the Company pursuant to

Resolution 5[1], to make or grant offers, agreements

and options [including warrants, bonds, debentures,

notes and other securities which carry rights to

subscribe for or are convertible into shares of the

Company], by the addition thereto of an amount

representing the aggregate nominal amount of the

shares of the Company purchased pursuant to

Resolution 5[2] as specified, provided that such

amount does not exceed 10% of the aggregate nominal

amount of the share capital of the Company in issue

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DIGITAL CHINA HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G2759B107

  MEETING DATE:      11/24/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the execution of the        ISSUER            YES             FOR                  FOR

 Equity Interest Transfer Agreement, DCITS Share

Pledge Agreement, Beijing DCITACL Share Pledge

Agreement, Beijing DCITACL Equity Interest Transfer

and Pre-emptive Right Agreement [collectively, the

Transaction Documents] and the transactions

contemplated thereunder; and authorize any one

Director of the Company to execute all such other

documents, instruments or agreements and to do or

take all such actions or things as such Director

considers necessary or desirable to implement and/or

give effect to the Transaction Documents and the

transactions contemplated thereunder

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DIGITAL MULTIMEDIA TECHNOLOGIES SPA, LISSONE (MI)

  TICKER:                  N/A                 CUSIP:   T3525D100

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements at 31          ISSUER             NO              N/A                  N/A

DEC 2009, Board of Directors report, Board of

Auditors report and Audit Firm report, adjournment

thereof, presentation of consolidated financial

statements at 31 DEC 2009

PROPOSAL #2: Approve the adjournment thereof after            ISSUER             NO              N/A                  N/A

cooptation of 4 Directors

PROPOSAL #3: Approve the proposal to increase Board          ISSUER             NO              N/A                  N/A

of Directors components from 11 to 12, appointment of

 new Director, emolument determination, adjournment

PROPOSAL #4: Authorize the Board of Directors to buy         ISSUER             NO              N/A                  N/A

and sell own shares, adjournment thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DIGNITY PLC, SUTTON COLDFIELD

  TICKER:                  N/A                 CUSIP:   G2871S111

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and consider the Group's                     ISSUER            YES             FOR                  FOR

financial statements, and the reports of the

Directors and Auditors thereon for the 52 week period

 ended 25 DEC 2009

PROPOSAL #2: Approve the feport on Directors'                     ISSUER            YES             FOR                  FOR

Remuneration for the 52 weeks ended 25 DEC 2009 as

set out on pages 24 to 30 of the Annual Report 2009

PROPOSAL #3: Re-appoint Richard Portman, who retires         ISSUER            YES             FOR                  FOR

by rotation, as a Director of the Company

PROPOSAL #4: Re-appoint Mike McCollum, who retires by        ISSUER            YES             FOR                  FOR

 rotation, as a Director of the Company

PROPOSAL #5: Re-appoint Bill Forrester, who retires          ISSUER            YES             FOR                  FOR

by rotation, as a Non-Executive Director of the

PROPOSAL #6: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 the Auditors of the Company to hold office from

conclusion of the meeting to the conclusion of the

next meeting at which accounts are laid before the

Company and to authorize the Directors to fix their

remuneration

PROPOSAL #7: Approve the proposed dividend of 8.07            ISSUER            YES             FOR                  FOR

pence per share and to authorize its payments on 25

JUN 2010 to shareholders on the register of members

on 28 MAY 2010

PROPOSAL #8: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

in substitution for all existing authorities to the

extent unused, pursuant to Section 551 of the

Companies Act 2006  the Act  to exercise all powers

of the Company to allot shares in the Company or to

grant rights to subscribe for or to convert any

security into shares in the Company up to an

aggregate nominal amount of GBP 1,916,441 provided

that  unless previously revoked, varied or renewed

Authority shall expire at the conclusion of the next

AGM after passing this resolution or on 03 SEP 2011

whichever is earlier  , CONTD.

PROPOSAL #CONT: CONTD. and the Board may allot shares        ISSUER             NO              N/A                  N/A

 or grant such rights in pursuance of such an offer

or agreement as if the authority conferred hereby had

 not expired; this authority is in substitution for

all existing authorities under Section 80 of the

Companies Act 1985  which, to the extent unused at

the date of this resolution, are revoked with

PROPOSAL #S.9: Authorize the Director, subject to the        ISSUER            YES             FOR                  FOR

 passing of Resolution 8 the Directors, pursuant to

Section 570 of the Act to allot equity securities

(within the meaning of Section 560 of the Act) for

cash pursuant to the authority conferred by

Resolution 8 as if Section 561(1) of the Act did not

apply to any such allotment provided that this power

shall be limited to the allotment of equity

securities: a) in connection with an offer of equity

securities (whether by way of a rights issue, open

offer or otherwise): (i) to holders of Ordinary

Shares in the capital of the Company in proportion

(as nearly as practicable) CONTD.

PROPOSAL #CONT: CONTD. to the respective numbers of          ISSUER             NO              N/A                  N/A

Ordinary Shares held by them; and (ii) to holders of

other equity securities in the capital of the

Company, as required by the rights of those

securities or, subject to such rights, as the

Directors otherwise consider necessary, but subject

to such exclusion or other arrangements as the Board

may deem necessary or expedient in relation to

treasury shares, fractional entitlements, record

dates or any legal or practical problems under the

laws of any territory or the requirements of any

regulatory body or stock exchange; b) to the

allotment (otherwise than pursuant to sub paragraph

(a) above) of equity securities up to an aggregate

nominal amount of GBP 287,466; and (unless previously

PROPOSAL #CONT: CONTD.  Authority shall expire at the        ISSUER             NO              N/A                  N/A

 conclusion of the next AGM after passing this

resolution or on 03 SEP 2011 (whichever is earlier) ,

 save that the Company may before such expiry make an

 offer or agreement which would or might require

equity securities to be allotted for cash after such

expiry and the Board may allot equity securities for

cash in pursuance of such an offer or agreement as if

 the authority conferred hereby had not expired This

power is in substitution for all existing powers

under section 95 of the Companies Act 1985 (which, to

 the extent unused at the date of this resolution,

are revoked with immediate effect)

PROPOSAL #S.10: Authorize the Company for the                     ISSUER            YES             FOR                  FOR

purposes of Section 701 of the Act to make market

purchases (as defined in Section 693(4) of the Act)

of Ordinary Shares, subject as follows: a) the

maximum aggregate number of Ordinary Shares which may

 be purchased is 3,194,068; b) the minimum price

(including expenses) to be paid for each Ordinary

Share shall be the nominal value of the Ordinary

Share and the maximum price is the higher of: (i) an

amount equal to 105% of the average of the middle

market quotation of the Company's Ordinary Shares as

derived from the Daily Official List of the London

Stock Exchange plc for the five business days

immediately prior to the day on which the purchase is

PROPOSAL #CONT: CONTD. and (ii) an amount equal to            ISSUER             NO              N/A                  N/A

the higher of the price of the last independent trade

 of an Ordinary Share and the higher current

independent bid for an Ordinary Share on the trading

venue where the purchase is carried out. Unless

previously revoked, varied or renewed,  Authority

conferred by this resolution shall expire at the

conclusion of the next AGM of the Company after the

passing of this resolution or on 03 SEP 2011

(whichever is earlier) , except in relation to the

purchase of shares the contract for which was entered

 into before the expiry of such authority and such

purchase will or may be executed or completed wholly

or partly after such expiry and accordingly the

Company may make a purchase of Ordinary Shares

pursuant to any such contract as if this authority

PROPOSAL #S.11: Approve, that a general meeting                 ISSUER            YES             FOR                  FOR

(other than an AGM) may be called on with not less

than 14 clear days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DIMENSION DATA HOLDINGS PLC, SANDTON, SOUTH AFRICA

  TICKER:                  N/A                 CUSIP:   G8185Y108

  MEETING DATE:      2/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual financial         ISSUER            YES             FOR                  FOR

statements comprising the consolidated financial

statements of the Dimension Data Group and the

financial statements of Dimension Data Holdings plc

incorporated therein, and the reports of the

Directors and the Auditors for the YE 30 SEP 2009

PROPOSAL #2.: Declare a final dividend of 1.9 US                ISSUER            YES             FOR                  FOR

cents per share, in accordance with the Company's

Articles of Association, payable on Friday, 19 MAR

2010 to the holders of ordinary shares registered at

the close of business on Friday, 19 FEB 2010

PROPOSAL #3.: Approve the Directors' remuneration              ISSUER            YES         AGAINST           AGAINST

report for the YE 30 SEP 2009

PROPOSAL #4.: Re-elect Brett Dawson as an Executive          ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the Articles

 of Association

PROPOSAL #5.: Re-elect Patrick Quarmby as an                       ISSUER            YES             FOR                  FOR

Executive Director, who is retires in accordance with

 the Articles of Association

PROPOSAL #6.: Re-elect Josua Malherbe [Dillie] as a          ISSUER            YES         AGAINST           AGAINST

Non-Executive Director, who retires in accordance

with the Articles of Association

PROPOSAL #7.: Re-elect Peter Liddiard as a Non-                  ISSUER            YES             FOR                  FOR

Executive Director, who is retiring in accordance

with the Articles of Association

PROPOSAL #8.: Re-elect Rory Scott as a Non-Executive         ISSUER            YES         AGAINST           AGAINST

Director, who retires in accordance with the Articles

 of Association, for a term expiring on the date of

the Company's AGM in 2011

PROPOSAL #9.: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES             FOR                  FOR

 of the Company to hold office until the conclusion

of the next general meeting at which financial

statements are laid before the Company

PROPOSAL #10.: Authorize the Directors to fix the              ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #11.: Approve to renew the authority                     ISSUER            YES             FOR                  FOR

conferred on the Directors, pursuant to Article 8.2

of the Company's Articles of Association and Section

551 of the Companies Act 2006, to allot shares, until

 the date of the Company's AGM in 2011 or 02 May

2011, whichever is earlier; and authorize the

Directors, for such period [without taking into

account for this purpose any allotment of shares

pursuant to an offer or agreement made prior to such

period] to allot shares up to an aggregate nominal

amount of USD 849,391 or 84,939,058 ordinary shares

PROPOSAL #12.: Approve and adopt the rules of the              ISSUER            YES         AGAINST           AGAINST

Dimension Data Holdings plc Deferred Bonus Plan 2009

['DBP'] contained in the document produced to the

meeting and authorize the Board to take all necessary

 steps to implement operation of the DBP

PROPOSAL #13.: Approve the award of 1,140,000                     ISSUER            YES         AGAINST           AGAINST

deferred bonus shares to Brett Dawson in respect of

exceptional performance in the 2008 FY, as

provisionally approved by the Remuneration Committee,

 and granted under the terms of the Dimension Data

Holdings plc Deferred Bonus Plan 2009

PROPOSAL #14.: Approve an award of deferred bonus              ISSUER            YES         AGAINST           AGAINST

shares to Brett Dawson to the value of USD 750,000 in

 respect of exceptional performance in the 2009 FY,

as provisionally approved by the Remuneration

Committee, and authorize the Remuneration Committee

to determine the number of shares to be granted under

 the terms of the Dimension Data Holdings plc

Deferred Bonus Plan 2009

PROPOSAL #S.15: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purposes of Section 701 of the Companies Act 2006, to

 make 1 or more market purchases [Section 639[5] of

the Act] on the London or Johannesburg Stock

Exchanges of ordinary shares of 1 US cent each in the

 capital of the Company up to a total of 84,939,058

shares, and may hold such shares as treasury shares,

provided that: the maximum number of shares held in

treasury shall not be more than 5% of the issued

share capital of the Company; and the maximum price

which may be paid for such ordinary shares shall not

be more than 5% above the average of the market

values for an ordinary share as derived from the

London Stock Exchange's Daily Official List, for the

5 business days and the minimum price which may be

paid for such shares is 1 US cent per ordinary share;

 [Authority expires the earlier of the date of the

Company's AGM in 2011 or 02 MAY 2011] [except in

relation to any purchase of shares the contract for

which was concluded before such date and which would

or might be executed wholly or partly after such date]

PROPOSAL #S.16: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the Companies Act 2006, are to be

treated as provisions of the Company's Articles of

Association; and adopt the Articles of Association

produced to the meeting as the Articles of

Association of the Company in substitution for, and

to the exclusion of, the existing Articles of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DNO INTERNATIONAL ASA, OSLO

  TICKER:                  N/A                 CUSIP:   R60003101

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening by the Chairman of the Board,          ISSUER             NO              N/A                  N/A

registration of attending shareholders and shares

represented by proxy

PROPOSAL #2.: Election of a Chairman to preside over         ISSUER            YES             FOR                  FOR

the meeting and a shareholder to sign the minutes of

the AGM together with the Chairman of the meeting

PROPOSAL #3.: Approve the notice and the agenda                  ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve the annual accounts and the              ISSUER            YES             FOR                  FOR

annual report for 2009 for DNO International ASA and

the Group, including allocation of net loss

PROPOSAL #5.: Approve the Directors' remuneration and        ISSUER            YES             FOR                  FOR

 remuneration for work in the Audit Committee and the

 Remuneration Committee

PROPOSAL #6.: Approve the Auditors' fees                              ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Approve the statement from the Board of        ISSUER            YES         AGAINST           AGAINST

 Directors regarding salary and other compensation to

 Senior Management in the Company

PROPOSAL #8.: Approve the proposal from the Board of         ISSUER            YES         AGAINST           AGAINST

Directors regarding share based bonus scheme

PROPOSAL #9.: Election of up to 2 Board Members                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #10.: Approve the reduced notice period of          ISSUER            YES         AGAINST           AGAINST

an EGM

PROPOSAL #11.: Amend the Articles of Association                ISSUER            YES             FOR                  FOR

PROPOSAL #12.: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

acquire treasury shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DOCKWISE LTD

  TICKER:                  N/A                 CUSIP:   G2786A106

  MEETING DATE:      11/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the notice of the meeting, the         ISSUER            YES             FOR                  FOR

agenda and the explanatory notes thereto

PROPOSAL #2.: Authorize the Board to issue upto a              ISSUER            YES         AGAINST           AGAINST

maximum of 190,000,000 common shares

PROPOSAL #3.: Approve to reduce the Company's current        ISSUER            YES             FOR                  FOR

 authorized and issued share capital, such capital

reduction with effect as per admission of the newly

issued shares to trading on Oslo Stock Exchange, by a

 reduction of the par value of each common share from

 USD 1.00 per share to USD 0.25 per share, the

balance of the difference to be credited to the

Company's contributed surplus

PROPOSAL #4.: Approve, effective as per admission of         ISSUER            YES             FOR                  FOR

the newly issued shares to trading on Oslo Stock

Exchange, to consolidate all of the Company's

authorized and issued share capital on a 1-for-20

ratio into common shares of USD 5.00 par value each

and authorize the Board to deal with fractional

entitlements as it deems fit

PROPOSAL #5.: Approve to alter the Memorandum of                ISSUER            YES             FOR                  FOR

Association of the Company to reflect the changes

effected by the capital reduction, the secondary

listing and reverse share split

PROPOSAL #6.: Approve to alter the Bye-Laws of the            ISSUER            YES             FOR                  FOR

Company to reflect the alteration of the par value in

 accordance with the capital reduction

PROPOSAL #7.: Approve to alter the Bye-Laws of the            ISSUER            YES             FOR                  FOR

Company for the purpose of the application for a

secondary listing at Euronext Amsterdam

PROPOSAL #8.: Approve to alter the Bye-Laws of the            ISSUER            YES             FOR                  FOR

Company to reflect the alteration of the par value in

 accordance with the reverse share split

PROPOSAL #9.: Appoint Jaap van Wiechen as a Non-                ISSUER            YES             FOR                  FOR

Executive Member of the Board

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DOCKWISE LTD

  TICKER:                  N/A                 CUSIP:   G2786A106

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the appointments of a Chairman          ISSUER            YES             FOR                  FOR

and Secretary of the AGM

PROPOSAL #2: Approve the notice of the AGM and the            ISSUER            YES             FOR                  FOR

agenda

PROPOSAL #3: Approve the minutes of last year's AGM           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve a dividend policy                                  ISSUER            YES             FOR                  FOR

PROPOSAL #5: Adopt the financial statements of the            ISSUER            YES             FOR                  FOR

Company 2009 for the YE 31 DEC 2009

PROPOSAL #6: Approve the profit distribution                       ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-appointment of Adri Baan as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #8: Re-appointment of Tom Ehret as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #9: Re-appoint Adri Baan as the Chairman of         ISSUER            YES             FOR                  FOR

the Board

PROPOSAL #10: Re-appointment of Win Van Vonno as a            ISSUER            YES             FOR                  FOR

Chairman of the nomination committee

PROPOSAL #11: Re-appointment of Adri Baan as a Member        ISSUER            YES             FOR                  FOR

 of the nomination committee

PROPOSAL #12: Re-appointment of KPMG as the Auditor           ISSUER            YES             FOR                  FOR

PROPOSAL #13: Approve the remuneration policy and              ISSUER            YES         AGAINST           AGAINST

authorize the Directors to determine the management's

 remuneration

PROPOSAL #14: Approve the remuneration of the                     ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #15: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

issue shares to a maximum of 10% of issued number of

shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DOF ASA, STOREBO

  TICKER:                  N/A                 CUSIP:   R6000K103

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of general meeting by chairman          ISSUER            YES             FOR                  FOR

of the Board

PROPOSAL #2: Election of person to chair the meeting         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the two shareholders present to         ISSUER            YES             FOR                  FOR

co-sign

PROPOSAL #4: Approve the notice and agenda                           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Receive the annual accounts and report          ISSUER            YES             FOR                  FOR

2009, Auditor's statement

PROPOSAL #6: Approve the Board's statement regarding         ISSUER            YES             FOR                  FOR

salary

PROPOSAL #7.A: Approve the remuneration to Board                ISSUER            YES             FOR                  FOR

members and Auditor

PROPOSAL #7.B: Approve the remuneration to Nomination        ISSUER            YES             FOR                  FOR

 Committee and Audit Committee

PROPOSAL #8.A: Election of Helge Moegster as a                   ISSUER            YES             FOR                  FOR

chairman of the Board

PROPOSAL #8.B: Election of Wenche Kjoelaas as a Board        ISSUER            YES             FOR                  FOR

 member

PROPOSAL #8.C: Election of Oddvar Stangeland as a              ISSUER            YES             FOR                  FOR

Board member

PROPOSAL #8.D: Election of Helge Singelstad as a                ISSUER            YES             FOR                  FOR

Board member

PROPOSAL #8.E: Election of Harald Eikesdal as a                 ISSUER            YES             FOR                  FOR

Member of the Nomination Committee

PROPOSAL #8.F: Election of Kristine Herrebroeden as a        ISSUER            YES             FOR                  FOR

 Member of the Nomination Committee

PROPOSAL #9: Grant authority to purchase own shares           ISSUER            YES             FOR                  FOR

PROPOSAL #10: Grant authority to increase Company's          ISSUER            YES             FOR                  FOR

share capital

PROPOSAL #11: Amend the Articles of Association                  ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DOGAN YAYIN HLDG, ISTANBUL

  TICKER:                  N/A                 CUSIP:   M2812M101

  MEETING DATE:      8/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the forming the presidency of          ISSUER             NO              N/A                  N/A

Board

PROPOSAL #2.: Authorize the Board of Directors to              ISSUER             NO              N/A                  N/A

sign the minutes of the meeting

PROPOSAL #3.: Amend the Articles                                            ISSUER             NO              N/A                  N/A

3,4,7,9,10,11,12,18,19,21,22,23,24,27,28,31,32,33,34

and 1 of the Articles of Association

PROPOSAL #4.: Approve the reports of Board Members,          ISSUER             NO              N/A                  N/A

Auditors and Independent Auditor and balance sheet

and profit and loss report

PROPOSAL #5.: Approve to release the Board Members            ISSUER             NO              N/A                  N/A

and the Auditors

PROPOSAL #6.: Approve the determination on dividend          ISSUER             NO              N/A                  N/A

distribution for 2008

PROPOSAL #7.: Elect the Board Members                                    ISSUER             NO              N/A                  N/A

PROPOSAL #8.: Election the Auditors                                       ISSUER             NO              N/A                  N/A

PROPOSAL #9.: Approve the determination on wages of          ISSUER             NO              N/A                  N/A

Board Members and the Auditors

PROPOSAL #10.: Approve the Independent Audit Firm               ISSUER             NO              N/A                  N/A

PROPOSAL #11.: Approve the determination on item 28          ISSUER             NO              N/A                  N/A

of Articles of Association

PROPOSAL #12.: Approve the determination on item 10          ISSUER             NO              N/A                  N/A

of Articles of Association

PROPOSAL #13.: Approve to permitting the Board                   ISSUER             NO              N/A                  N/A

Members as per items 334 and 335 of TCC

PROPOSAL #14.: Approve the informing about dividend          ISSUER             NO              N/A                  N/A

distribution policy

PROPOSAL #15.: Approve the informing about donations         ISSUER             NO              N/A                  N/A

PROPOSAL #16.: Approve the informing shareholders as         ISSUER             NO              N/A                  N/A

per serial 4 item 41 of CMB

PROPOSAL #17.: Approve the informing about                          ISSUER             NO              N/A                  N/A

information policy of the Company

PROPOSAL #18.: Wishes                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DOGAN YAYIN HLDG, ISTANBUL

  TICKER:                  N/A                 CUSIP:   M2812M101

  MEETING DATE:      11/5/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to form the Presidency of the          ISSUER             NO              N/A                  N/A

Board

PROPOSAL #2.: Authorize the Board Members to sign the        ISSUER             NO              N/A                  N/A

 minutes of the meeting

PROPOSAL #3.: Approve to discuss on amendement of              ISSUER             NO              N/A                  N/A

items 3, 4, 7, 9, 10, 11, 12, 18, 19, 21, 22, 23, 24,

 27, 28, 31, 32, 33, 34 and temporary item 1 of the

Articles of Association

PROPOSAL #4.: Wishes                                                                 ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DOGAN YAYIN HLDG, ISTANBUL

  TICKER:                  N/A                 CUSIP:   M2812M101

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of Chairmanship Committee                 ISSUER             NO              N/A                  N/A

Members

PROPOSAL #2: Authorize the Chairmanship Committee to         ISSUER             NO              N/A                  N/A

sign the meeting minutes in the name of the general

assembly of shareholders

PROPOSAL #3: Approve the Board of Directors' activity        ISSUER             NO              N/A                  N/A

 report, and Board of auditors' report, and

independent audit firm report, and the financial

statements and their footnotes relating to the

accounting period of 01 JAN 2009 to 31 DEC 2009

PROPOSAL #4: Approve to release of each of the                   ISSUER             NO              N/A                  N/A

Directors and the members of Board of Auditors

separately from their liabilities relating to their

activities, transactions and accounts in 2009

PROPOSAL #5: Approve the discussion and decision on          ISSUER             NO              N/A                  N/A

the proposal of the Board of Directors in respect of

not distributing profit for the 2009 accounting period

PROPOSAL #6: Election of Board of Directors for 2010         ISSUER             NO              N/A                  N/A

accounting period

PROPOSAL #7: Election of auditors for 2010 accounting        ISSUER             NO              N/A                  N/A

 period

PROPOSAL #8: Approve the decisions on the                            ISSUER             NO              N/A                  N/A

remunerations and fees payable to the Directors and

the members of Board of auditors for 2010 accounting

period

PROPOSAL #9: Approve the independent audit firm                 ISSUER             NO              N/A                  N/A

selected by the Board of Directors pursuant to the

capital markets laws and the regulations and bylaws

of the capital markets Board

PROPOSAL #10: Authorize the Board of Directors for            ISSUER             NO              N/A                  N/A

provide grants and donations above 1% of the Company

assets and to provide security within the scope of

the Article 3 and 4 of the Articles of Association

PROPOSAL #11: Authorize the Board of Directors to              ISSUER             NO              N/A                  N/A

issue capital market instruments of indebtedness and

to determine the conditions of issue thereof up to

the maximum amount permitted by Article 10 of the

Company Articles of Association, by permission of the

 capital markets Board, and by the pertinent

provisions of the turkish commercial code, capital

markets law and other applicable laws and regulations

PROPOSAL #12: Authorize the Directors for engagement         ISSUER             NO              N/A                  N/A

in business affairs and operations enumerated in

Articles 334 - 335 of the turkish commercial code

PROPOSAL #13: informing the shareholders that our              ISSUER             NO              N/A                  N/A

Company did not give any donation or grant across the

 year and did not provide any guarantee, pledge or

mortgages to the third parties as well as informing

about profit distribution policy of our Company for

2010 and subsequent years

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DOMINION MINING LTD

  TICKER:                  N/A                 CUSIP:   Q3252A108

  MEETING DATE:      11/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the          ISSUER            YES         AGAINST           AGAINST

YE 30 JUN 2009

PROPOSAL #2.: Re-elect Ross Coyle as a Director of            ISSUER            YES         AGAINST           AGAINST

the Company, who retires by rotation under Rule

7.1(e)(2) of the Company's Constitution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DOMINO'S PIZZA UK & IRL PLC

  TICKER:                  N/A                 CUSIP:   G2811T120

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Company's                       ISSUER            YES             FOR                  FOR

financial statements for the 52 week period ended 27

DEC 2009, together with the reports of the Directors

and the Auditors thereon

PROPOSAL #2: Re-appoint Ernst & Young LLP as Auditors        ISSUER            YES             FOR                  FOR

 of the Company, to hold office until the conclusion

of the next general meeting at which accounts are

laid before the Company

PROPOSAL #3: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 remuneration of the Company's Auditors

PROPOSAL #4: Declare a final dividend for the year            ISSUER            YES             FOR                  FOR

ended 27 DEC 2009 of 4.25p per ordinary share, to be

paid on 31 MAR 2010 to members whose names appear on

the register of members at close of business on 26

FEB 2010

PROPOSAL #5: Re-elect Stephen Hemsley as a Director          ISSUER            YES             FOR                  FOR

who retires by rotation

PROPOSAL #6: Re-elect Colin Halpern as a Director who        ISSUER            YES             FOR                  FOR

 retires by rotation

PROPOSAL #7: Re-elect Nigel Wray as a Director who            ISSUER            YES             FOR                  FOR

retires by rotation

PROPOSAL #8: Re-elect John Hodson as a Director who          ISSUER            YES             FOR                  FOR

retires by rotation

PROPOSAL #9: Approve the Directors remuneration                 ISSUER            YES             FOR                  FOR

report for the 52 week period ended 27 DEC 2009

PROPOSAL #S.10: Authorize the Directors, pursuant to         ISSUER            YES             FOR                  FOR

and in accordance with Section 551 of the Companies

Act 2006  the 2006 Act  to exercise all the powers of

 the Company to allot shares in the Company up to a

maximum aggregate nominal value of GBP 836,699.94;

Authority expires at the earlier of the conclusion of

 the AGM of the Company to be held in 2011 or 15

months from the date of the passing of this

resolution ; the Directors may before such expiry

make agreements which would or might require relevant

 securities to be allotted after such expiry; and the

 Directors may allot such relevant securities as if

the authority hereby conferred had not expired

PROPOSAL #S.11: Authorize the Directors,  subject to         ISSUER            YES             FOR                  FOR

the passing of resolution 10 as specified , pursuant

to and in accordance with Section 570 and Section 573

 of the 2006 Act to allot equity securities as

specified  Section 560  of the 2006 Act  wholly for

cash pursuant to the authority conferred by

resolution 10, as if section 561 1  of the 2006 Act

did not any such allotment provided that such power

shall be limited to: a  in connection with an offer

by way of rights, open offer or other pre-emptive

offer to the holders of equity securities in the

Company and other persons entitled to participate

therein in proportion to their respective holdings of

 such securities or in accordance with the rights

attached to them but subject to such exclusions or

PROPOSAL #S.12: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purposes of Section 701 of the 2006 Act to make 1 or

more market purchases within the meaning of Section

693 4  of the 2006 Act  of ordinary shares in the

capital of the Company Ordinary Shares provided that:

 a the maximum aggregate number of Ordinary Shares

authorized to be purchased is 16,080,143 b the

minimum price which may be paid for an Ordinary Share

 is 1.5625 pence, such minimum price being exclusive

of any advance corporation tax and any expenses c the

 maximum price which may be paid for Ordinary Shares

is the higher of i an amount equal to 105% of the

average of the market value for an Ordinary Share as

derived from the London Stock Exchange plc Daily

Official List for the 5 business days immediately

PROPOSAL #S.13: Approve that a general meeting shall         ISSUER            YES             FOR                  FOR

be called by notice of at least 14 clear days in

accordance with the provisions of the Articles of

Association of the Company provided that the

authority of this resolution shall expire on the

conclusion of the AGM of the Company to be held in

PROPOSAL #S.14: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the 2006 Act, are to be treated as

provisions of the Company's Articles of Association;

and the Articles of Association produced to the

meeting and initialed by the Chairman of the meeting

for the purposes of identification be adopted as the

new Articles of Association of the Company in

substitution for, and to the exclusion of, the

current Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DONG BU STEEL CO LTD

  TICKER:                  N/A                 CUSIP:   Y2094S104

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Jungi Kim, Gwangheui Han,            ISSUER            YES             FOR                  FOR

Gisu Chun Youngman Kim [External] Gyeongro Hwang,

Gunwoo Lee Suhoon Park, Sangbok Hong, Jungsik Shin as

 the Directors

PROPOSAL #4: Election of Gyeongro Hwang, Gunwoo Lee          ISSUER            YES             FOR                  FOR

Suhoon Park as the Members of Audit Committee

PROPOSAL #5: Approve the remuneration for the Director      ISSUER            YES             FOR                  FOR

PROPOSAL #6: Appointment of the Independent Auditor           ISSUER            YES         ABSTAIN           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DONG SUH COMPANIES INC

  TICKER:                  N/A                 CUSIP:   Y2096D105

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the statement of appropriation          ISSUER            YES             FOR                  FOR

of retained earnings

PROPOSAL #3.1: Election of Sang Hun Kim as an Inside         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.2: Election of Jong Won Kim as an Inside         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.3: Election of Sei Chul Yun as an Inside         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.4: Election of In Ho Choi as an Outside          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Election of the Auditors                                    ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #6: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DONG-A PHARMACEUTICAL CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y20949106

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Election of Choong Sik Yoo as a Inside        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #2,2: Election of Dae Kyung Kim as a Outside        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #4.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Auditor

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DONGBU CORPORATION, SEOUL

  TICKER:                  N/A                 CUSIP:   Y2094P100

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 41st balance sheet, income          ISSUER            YES             FOR                  FOR

statement and proposed disposition of  retained

earnings

PROPOSAL #2: Amend the Articles of Incorporation as          ISSUER            YES             FOR                  FOR

specified

PROPOSAL #3: Election of Directors candidate: Yoon            ISSUER            YES             FOR                  FOR

Daegun, Lee Sun Byung, Jung Jusub, Ha

PROPOSAL #4: Election of Members of audit committee          ISSUER            YES             FOR                  FOR

candidate: Kim Hoki, Park Jun, Kim

PROPOSAL #5: Approve the remuneration limit for the          ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DONGBU HITEK CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y3062U105

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Election of Cha Dongchun, Park Yongin,          ISSUER            YES         AGAINST           AGAINST

Gu Gyohyung, Jang Ilsang as the

PROPOSAL #4: Election of Choi Hongkun, Kim Houp,                ISSUER            YES         AGAINST           AGAINST

Gyeong Jongmin as the External Directors

PROPOSAL #5: Approve the remuneration limit for the          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6: Approve the business division                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DONGBU SECURITIES CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y20959105

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2: Approve the partial amendment to                     ISSUER            YES         ABSTAIN           AGAINST

articles of incorporation, number of Directors, term

of Directors, new establishment of Auditor Committee,

 etc. addition of announcement method, deletion of

announcement obligation when elect transfer agent

PROPOSAL #3.1: Election of inside Directors                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.2: Election of outside Directors                       ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #4.1: Election of Auditor Committee Member          ISSUER            YES         ABSTAIN           AGAINST

who is an outside Director

PROPOSAL #4.2: Election of Auditor Committee Member          ISSUER            YES         ABSTAIN           AGAINST

who is not an outside Director

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES         ABSTAIN           AGAINST

Directors

PROPOSAL #6: Approve the limit of remuneration for            ISSUER            YES         ABSTAIN           AGAINST

Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DOOSAN CONSTRUCTION & ENGINEERING CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y4901E104

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of Directors                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #4: Approve the Stock Option for staff                  ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the stock consolidation for                ISSUER            YES             FOR                  FOR

Capital Reduction

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DOREL INDS INC

  TICKER:                  N/A                 CUSIP:   25822C205

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive and consider the re-issued                 ISSUER             NO              N/A                  N/A

consolidated financial statements of the Company for

the FYE 30 DEC 2009 and the Auditors' report thereon

PROPOSAL #1: Elect Martin Schwartz, Jeff Segel, Alan         ISSUER            YES             FOR                  FOR

Schwartz, Jeffrey Schwartz, Maurice Tousson, Harold

Sonny Gordon, Dian Cohen, Alain Benedetti, Richard

Markee, Rupert Duchesne as the Directors

PROPOSAL #2: Appointment of KPMG LLP, Chartered                 ISSUER            YES             FOR                  FOR

Accountants as the Auditors and authorize the

Directors to fix their remuneration

PROPOSAL #3: Adopt a resolution annexed as Schedule C        ISSUER            YES             FOR                  FOR

 to the Management Proxy Circular, approving an

increase in the number of deferred share units that

may be issued under the 2004 Directors' Deferred

Share Unit Plan of the Company

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DOSHISHA CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J1235R105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DOUGLAS HLDG AG

  TICKER:                  N/A                 CUSIP:   D2290M102

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2008/2009 FY

with the report of the Supervisory Board, the Group

financial statements, the Group annual report, and

the reports pursuant to Sections 289[4] and 315 [4]

of the German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER             NO              N/A                  N/A

distributable profit of EUR 44,000,000 as follows:

payment of a dividend of EUR 1.10 per no-par share,

EUR 747,018.80 shall be carried forward, Ex-dividend

and payable date: 25 MAR 2010

PROPOSAL #3.: Ratification of the Board of Managing          ISSUER             NO              N/A                  N/A

Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #5.: Authorization to acquire own shares:            ISSUER             NO              N/A                  N/A

the Company shall be authorized to acquire own shares

 not exceeding 10% of its share capital, at prices

not deviating more than 10% from the market price, on

 or before 23 SEP 2011, the Board of Managing

Directors shall be authorized to dispose of the

shares in a manner other than the stock exchange or a

 rights offering if they are sold at a price not

materially below their market price, to use the

shares for acquisition purposes, and to retire the

PROPOSAL #6.: Approve the remuneration system for the        ISSUER             NO              N/A                  N/A

 Members of the Board of Managing Directors

PROPOSAL #7.: Amendments to the Articles of                        ISSUER             NO              N/A                  N/A

Association in accordance with the Law on the

Implementation of the Shareholder Rights Directive

[ARUG] - Section 15[3], in respect of the

shareholders meeting being convened at least 30 days

prior to the last date of registration for the

meeting the convocation day not being included in the

 calculation of the 30 day period - Section 15[4], in

 respect of notices pursuant to Sections 128[1]1 and

125[1 ] of the Stock Corporation Act being

transmitted only electronically and information

pursuant to Section 125[2] being also provided as

hard copy Section 16[1], in respect of shareholders

being entitled to participate and vote at the

shareholders meeting if they register with the

Company by the sixth day prior to the meeting Section

 16[2], in respect of shareholders being obliged to

provide evidence of their shareholding as per the

statutory record date Section 16[3], in respect of

proxy -voting instructions being issued in writing or

 electronically in a manner determined by the Board

of Managing Directors Section 16[4], in respect of

the Company being authorized to reject one or more

proxies if a shareholder appoints more than one proxy

 Section 16[5], in respect of the Board of Managing

Directors being authorized to permit the shareholders

 to participate in the shareholders meeting by the

use of electronic means of communication Section

16[6], in respect of the Board of Managing Directors

being authorized to permit shareholders to absentee

vote at a shareholders Meeting Section 17[3 ], in

respect of the Board of Managing Directors being

authorized to permit the audio visual transmission of

 the Shareholders' Meeting

PROPOSAL #8.: Appointment of Auditors for the                     ISSUER             NO              N/A                  N/A

2009/2010 FY: Susat + Partner oHG, Hamburg

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DOUTOR NICHIRES HOLDINGS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J13105101

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DRAEGERWERK AG & CO. KGAA, LUEBECK

  TICKER:                  N/A                 CUSIP:   D22938118

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the resolution of the          ISSUER             NO              N/A                  N/A

AGM of the same day regarding the issue of warrant

bonds and the creation of contingent capital, as

follows: the general partner shall issue bearer bonds

 of EUR 1,250,000, conferring an option right for

1,250,000 preference shares of the Company, to

Siemens Be-teiligungen Inland GMBH, against cash

payment of EUR 1,250,000 or the transfer of an

equivalent portion of its claim on the Company under

the deferred payment agreement, on or before 06 MAY

2015; Shareholders' subscription rights shall be

excluded; the bond issue shall be contingent upon the

 execution of the agreement on the Company's interest

 in Siemens Medical Holding GMBH and upon the issue

of at least 1,250,000 new ordinary shares of the

Company; the share capital shall be increased by up

to EUR 3,200,000 through the issue of up to 1,250,000

 new preference shares, insofar as Siemens Be-

teiligungen exercises its option rights

PROPOSAL #2.: Separate resolution of the preference          ISSUER            YES             FOR                  FOR

shareholders on the resolution as per item 1 above

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DRAEGERWERK AG & CO. KGAA, LUEBECK

  TICKER:                  N/A                 CUSIP:   D22938118

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the reports

 pursuant to Sections 289(4) and 315(4) o f the

German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER             NO              N/A                  N/A

distributable profit of EUR 60,978, 939.28 as
follows: Payment of a dividend of EUR 0.40 per

preference share Payment of a dividend of EUR 0.3 4

per ordinary share EUR 56,279,939. 28 shall be

carried forward Ex-divid end and payable date: 10 MAY

PROPOSAL #3.: Ratification of the acts of the general        ISSUER             NO              N/A                  N/A

 partner

PROPOSAL #4.: Ratification of the acts of the                     ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #5.: Approval of the remuneration for the            ISSUER             NO              N/A                  N/A

Supervisory Board the Supervisory Board shall receive

 a remuneration of EUR 346,000 for the 2009 FY

PROPOSAL #6.: Appointment of the Auditors for the              ISSUER             NO              N/A                  N/A

2010 FY: PricewaterhouseCoopers, Hamburg

PROPOSAL #7.: Resolution on the authorization to                ISSUER             NO              N/A                  N/A

issue warrant bonds, the creation of contingent

capital, and the corresponding amendments to the

Articles of Association The general partner shall

issue bearer bonds of EUR 1,250,000 , conferring an

option right for 1, 250,000 preference shares of the

Company, to Siemens Beteiligungen Inl and GmbH,

against cash payment of E UR 1,250,000 or the

transfer of an equivalent portion of its claim on the

 Company under the deferred paym ent agreement, on or

 before 6 MAY 2015; Shareholders. subscription rights

 shall be excluded; the bond is sue shall be

contingent upon the execution of the agreement on the

 Company's interest in Siemens Medical Holding GmbH

and upon the issue of at least 1,250,000 new ordinary

 shares of the Company; the share capita l shall be

increased by up to EUR 3 ,200,000 through the issue

of up to 1,250,000 new preference shares, insofar as

Siemens Beteiligungen exercises its option rights

PROPOSAL #8.: Amendments to the Articles of                        ISSUER             NO              N/A                  N/A

Association in connection with the Act on the

appropriateness of Management Board Remuneration

(VorstAG) Section 31(3) shall be amended in respect

of the general partner being obliged to give full

information on the remuneration of Supervisory Board

members in the appendix or any other appropriate

point of annual reports and group annual reports

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DRAKA HOLDING NV

  TICKER:                  N/A                 CUSIP:   N2771R199

  MEETING DATE:      10/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Approve to issue ordinary shares to              ISSUER             NO              N/A                  N/A

Flint Beheer B.V., having its registered office in

Amsterdam, under the exclusion of the pre-emptive

rights of the shareholders

PROPOSAL #3.: Authorize the Board of Management as            ISSUER             NO              N/A                  N/A

the competent body to resolve, subject to the

approval of the Supervisory Board, to issue

PROPOSAL #4.: Authorize the Board of Management as            ISSUER             NO              N/A                  N/A

the competent body until 20 OCT 2010, to adopt

resolutions, subject to the approval of the

Supervisory Board, to issue shares or to grant rights

 to subscribe for shares

PROPOSAL #5.: Authorize the Board of Management as            ISSUER             NO              N/A                  N/A

the competent body until 20 OCT 2010, to adopt

resolutions, subject to the approval of the

Supervisory Board, to limit or exclude the statutory

pre-emptive rights

PROPOSAL #6.: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #7.: Close of meeting                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DRAKA HOLDING NV

  TICKER:                  N/A                 CUSIP:   N2771R199

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Adopt the 2009 financial statements in          ISSUER             NO              N/A                  N/A

accordance with the proposal of the Board of

Management, the Supervisory Board issued a

preliminary advice on the financial statements to the

 general meeting in the annual report pursuant to

Article 29, Paragraph 4 of the Articles of Association

PROPOSAL #3: Declare a dividend of EUR 5.4 million on        ISSUER             NO              N/A                  N/A

 the preference shares, this will be charged against

the reserves of the Company, due to the lack of

profit no distribution will be made to the ordinary

shareholders

PROPOSAL #4: Grant discharge to the liability to the         ISSUER             NO              N/A                  N/A

members of the Board of Management for their

management conducted in 2009

PROPOSAL #5: Grant discharge to the liability to the         ISSUER             NO              N/A                  N/A

members of the Supervisory Board for their

supervision exercised in 2009

PROPOSAL #6: Appointment of Mr. L.H. Koo as member of        ISSUER             NO              N/A                  N/A

 the Board of Management as of 20 APR

PROPOSAL #7.a: Approve the discussion on changes in          ISSUER             NO              N/A                  N/A

the profile

PROPOSAL #7.b: Re-appoint Mr. L.M.J. Van Halderen and        ISSUER             NO              N/A                  N/A

 Mr. F.H. Fentener van Vlissingen as the Members of

the Supervisory Board as of 20 APR 2010; and appoint

Mr. J.C.M. Schonfeld, Mr. A.W. Veenman and Mr. B.E.

Dijkhuizen as the Members of the Supervisory Board as

 of 20 APR 2010

PROPOSAL #7.c: Approve, in connection with the                   ISSUER             NO              N/A                  N/A

appointment of Mr. Schonfeld, Mr. Veenman and Mr.

Dijkhuizen, it is now proposed to increase the number

 of seats on the Supervisory Board temporarily from

seven to eight

PROPOSAL #8: Appoint Deloitte Accountants N.V. to act        ISSUER             NO              N/A                  N/A

 as the Company's Auditor for the FY

PROPOSAL #9: Approve the designation of the Board of         ISSUER             NO              N/A                  N/A

Management as the competent body authorized until 20

OCT 2011, to adopt resolutions-subject to the

approval of the Supervisory Board - to issue shares

or to grant rights to subscribe to shares as specified

PROPOSAL #10: Approve the designation of the Board of        ISSUER             NO              N/A                  N/A

 Management as the competent body authorized until 20

 OCT 2011, to adopt resolutions-subject to the

approval of the Supervisory Board -to limit or

exclude the statutory pre-emptive rights as specified

PROPOSAL #11: Authorize the Board of Management to            ISSUER             NO              N/A                  N/A

acquire own shares as referred to in Article 11 of

the Articles of Association; any such shares may be

purchased on a stock exchange or otherwise up to a

maximum of 10% of the issued capital (including all

preference shares) and at a maximum price of 10%

above the price calculated on the basis of the

average of the closing prices stated in the Official

List of Amsterdam Exchange for the last five trading

days prior to the day of purchase; the preference

shares may be purchased for a price between the

nominal value and a maximum of 10% above the yield

basis of such preference shares;  Authorization may

be granted for a maximum of 18 months

PROPOSAL #12: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #13: Close of the meeting                                         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DRB-HICOM BHD

  TICKER:                  N/A                 CUSIP:   Y21077113

  MEETING DATE:      9/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial        ISSUER            YES             FOR                  FOR

 statements for the FYE 31 MAR 2009 together with the

 reports of the Directors and the Independent

Auditors thereon

PROPOSAL #2.: Approve the declaration of a final                ISSUER            YES             FOR                  FOR

gross dividend of 2.5 sen per share, less taxation of

 25% for the FYE 31 MAR 2009

PROPOSAL #3.: Re-elect YBhg Dato' Ibrahim bin Taib as        ISSUER            YES             FOR                  FOR

 a Director, who retires in accordance with Article

79 of the Company's Articles of Association

PROPOSAL #4.: Re-elect YBhg Dato' Noorrizan binti              ISSUER            YES             FOR                  FOR

Shafie as a Director, who retires in accordance with

Article 79 of the Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. Ooi Teik Huat as a                     ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 85

of the Company's Articles of Association

PROPOSAL #6.: Re-appoint YBhg Datuk Haji Abdul Rahman        ISSUER            YES             FOR                  FOR

 bin Mohd Ramli as a Director of the Company to hold

office until the next AGM, who retires pursuant to

Section 129 of the Companies Act, 1965

PROPOSAL #7.: Re-appoint Messrs                                             ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditors of the Company

 and authorize the Directors to fix their remuneration

PROPOSAL #8.: Approve, pursuant to Paragraph 10.09 of        ISSUER            YES             FOR                  FOR

 the Bursa Securities Main Market Listing

Requirements, the Proposed Mandate, to grant, in

respect of the existing and new RRPTs [all specified

terms shall bear the meaning as specified to

shareholders of DRB-HICOM Berhad dated 19 AUG 2009,

as specified], namely to allow the recurrent related

party transactions of a revenue or trading nature,

which are necessary for the day to day operations of

the DRB-HICOM Group, to be entered into by relevant

Companies in the DRB-HICOM Group in the ordinary

course of business, at anytime during the Mandate

Period, provided that such transactions are entered

into at arm's length basis and on normal commercial

terms which are not more favorable to the related

parties than those generally available to the public,

 and are not to the detriment of the minority

shareholders of the Company, the particulars of such

RRPTs are specified in Section 2.2 of the Circular

and that the authority conferred by this resolution

shall commence immediately upon the passing of this

ordinary resolution and shall continue to be

effective and in force until: the conclusion of the

next AGM of the Company or the expiration of the

period within which the next AGM is required to be

held pursuant to Section 143[1] of the Companies Act

1965 [but must not extend to such extension as may be

 allowed pursuant to Section 143[2] of the Companies

Act 1965]; and authorize the Directors of the Company

 or any 1 of them to complete and do all such acts,

deeds and things [including without limitation, to

execute such documents a may be required to give

effect to the RRPTs] in such manner as they may deem

expedient or necessary in connection with this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DRDGOLD LTD

  TICKER:                  N/A                 CUSIP:   S22362107

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited annual financial            ISSUER            YES             FOR                  FOR

statements of the Group and the Company for the FYE

30 JUN 2009, including the reports of the Directors

and the Auditors respectively

PROPOSAL #2.: Re-appoint KPMG Inc., with the                       ISSUER            YES             FOR                  FOR

designated Auditor currently being Mr. R. Davel, as

the Independent External Auditors of the Company for

the ensuing period terminating on the conclusion of

the next AGM of the Company, and authorize the

Directors to fix the Auditors' remuneration for the

past year

PROPOSAL #3.a: Re-elect Mr. R. P. Hume as a Director         ISSUER            YES             FOR                  FOR

of the Company, in terms of the Company's Articles of

 Association, who retires by rotation at this meeting

PROPOSAL #3.b: Re-elect Mr. J. Turk as a Director of         ISSUER            YES             FOR                  FOR

the Company, in terms of the Company's Articles of

Association, who retires by rotation at this meeting

PROPOSAL #O.1: Approve to place all the authorized            ISSUER            YES         AGAINST           AGAINST

but unissued no par value ordinary shares in the

capital of the Company under the control of the

Directors of the Company as a general authority in

terms of Section 221(2) of the Companies Act, 1973

(Act 61 of 1973), as amended, (the Act), who are

hereby authorized to allot and issue all or any of

such shares to such persons and upon such terms and

conditions as the Directors of the Company in their

sole discretion deem fit, subject to the provisions

PROPOSAL #O.2: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 and of its subsidiaries (DRDGOLD subsidiaries) as a

general authority to allot and issue or sell (as the

case may be) all or some of the authorized but

unissued (or, as the case may be, DRDGOLD subsidiary-

held issued) shares in the capital of DRDCOLD which

currently comprise no par value ordinary shares

(DRDGOLD securities) (including, without limitation,

those allotted and issued under Special Resolution No

 1 contained in the notice to shareholders which

incorporates this Ordinary Resolution No 2), or grant

 options to subscribe for new, or to purchase from

DRDGOLD subsidiaries (as the case may be), DRDCOLD

securities (options), or to allot and issue

instruments that are convertible to DROGOLD

securities (convertible instruments), for cash to

such person or persons [ as 'public', and who are not

 'related parties', in terms of the Listings

Requirements of the JSE limited (the JSE)] and on

such terms and conditions as the Directors of the

Company may, without restriction, from time to time,

deem fit as and when suitable opportunities arise

therefore, but subject to: the requirements from time

 to time of the Articles of Association of DRDGOLD;

the Companies Act, 1973 (Act 61 of 1973), as amended

(the Act); and any stock exchange(s) on which the

DRDGOLD securities may be quoted or listed, it being

recorded that the JSE Listings Requirements currently

 contain, inter alia, the following requirements: a

paid press announcement, giving full details,

including the number of DRDGOLD securities issued,

the average discount to the weighted average traded

price of DRDGOLD securities over 30 business days

prior to the date that the price of the issue is

agreed in writing between DRDGOLD and the subscribing

 parties, the impact on net asset value and the net

tangible asset value per share and the impact on

earnings and headline earnings per share of the

Company, shall be published at the time of any issue

of DRDGOLD securities pursuant to this general

authority representing, on a cumulative basis within

1 FY, 5% or more of the number of DRDGOLD securities

in issue prior to the issue; that the issues of

DRDGOLD securities may not in any 1 FY in the

aggregate exceed 15% of the number of issued DRDGOLD

securities, the number of DRDGOLD securities that may

 be issued [or sold], as the case may be, shall be

determined in accordance with sub-paragraph 5.52 (c)

of the Listings Requirements of the JSE; and in

determining the price at which an issue of DRDGOLD

securities will be made in terms of this general

authority, the maximum discount at which the DRDGOLD

securities will be issued is 10% of the weighted

average trading price of DRDGOLD securities over the

30 trading days prior to the date that the price of

an issue is determined or agreed by the Directors of

the Company; and that issues of options or

convertible instruments are subject to the same or

similar requirements as those set out above;

[Authority expires at earlier of the conclusion of

PROPOSAL #O.3: Authorize the Company, in terms of              ISSUER            YES         AGAINST           AGAINST

Section 222(1)(a) of the Companies Act, 1973 (Act 61

of 1973), as amended, to allot and issue to the

Directors of the Company, no par value ordinary

shares in respect of the options set out opposite his

 name insofar as he exercises those options in terms

of the DRDGOLD (1996) Share Option Scheme as follows:

 D. J. Pretorius [159,013 options vesting until

November 2010] and C. C. Barnes [89,526 options

besting until November 2010]

PROPOSAL #O.4: Authorize each Director of the Company        ISSUER            YES         AGAINST           AGAINST

 (acting individually or together with any others),

to sign all such documents and do all such things as

may be necessary for or incidental to the

implementation of the resolutions to be approved at

the AGM of the Company convened to consider such

PROPOSAL #S.1: Authorize the Directors of DRDCOLD              ISSUER            YES         AGAINST           AGAINST

Limited (the Company), in terms of Section 82(1) of

the Companies Act, 1973, (Act 61 of 1973), as amended

 (the Act), to allot and issue all or any of the no

par value ordinary shares in the unissued authorized

share capital of the Company at an issue price lower

than the amount arrived at by dividing that part of

the stated capital of the Company contributed by the

no par value ordinary shares then already in issue by

 the number of no par value ordinary shares then

already in issue, if required

PROPOSAL #S.2: Authorize the Directors of DRDGOLD              ISSUER            YES             FOR                  FOR

Limited (the Company), subject to the provisions from

 time to time of the Companies Act, 1973, (Act 61 of

1973), as amended, (the Act), the Listings

Requirements of the JSE Limited (the JSE) and the

Articles of Association of the Company, to approve

the acquisition by the Company or by its subsidiaries

 of securities in the Company (DR securities), the

JSE Listings Requirements currently provided that:

the acquisitions by the Company or its subsidiaries

shall not exceed, in the aggregate, 20% of the

relevant class of the Company's issued share capital

in any 1 FY; the acquisitions by the Company or its

subsidiaries shall not be made at a price greater

than 10% above the weighted average of the market

value of DRDGOLD securities on the JSE for the 5

business days immediately preceding the date on which

 the acquisition was effected; the acquisitions by

the subsidiaries of the Company may not result in a

subsidiary, together with all other subsidiaries of

the Company, holding more than 10% of the relevant

class of the entire issued share capital of the

Company; acquisitions of DROGOLD securities will not

take place within a prohibited period as specified in

 the Listings Requirements of the JSE from time to

time unless a repurchase program is in place where

the dates and quantities of DRDGOLD securities to be

traded during the relevant period are fixed and have

been announced on SENS prior to the commencement of

the prohibited period; acquisitions are effected

through the order book operated by the trading system

 of the JSE, without prior understanding or

arrangement between the Company and the counterparty;

 after any acquisition, the Company will still comply

 with the shareholder spread requirements specified

in the Listings Requirements of the JSE; and the

Company shall only be entitled, at any point in time,

 to appoint one agent to effect acquisitions on its

behalf pursuant to this resolution; [Authority

expires at earlier of the conclusion of the next AGM

of the Company or 15 months from the date on which

this resolution is passed]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DSG INTERNATIONAL PLC, HEMEL HAMSPTEAD

  TICKER:                  N/A                 CUSIP:   G28473109

  MEETING DATE:      9/2/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors report, financial        ISSUER            YES         AGAINST           AGAINST

 statements and the Auditors report

PROPOSAL #2.: Re-appoint John Browett as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Rita Clifton as a Director           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Re-appoint John Allan as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6.: Authorize the Directors to agree the            ISSUER            YES         AGAINST           AGAINST

remuneration of the Auditors

PROPOSAL #7.: Approve the remuneration report                      ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Authorize the Company to make political        ISSUER            YES             FOR                  FOR

 donations

PROPOSAL #9.: Authorize the Directors to allot                   ISSUER            YES             FOR                  FOR

unissued shares

PROPOSAL #S.10: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

shares for cash

PROPOSAL #11.: Approve the granting of options under         ISSUER            YES             FOR                  FOR

the Reward Sacrifice Scheme

PROPOSAL #S.12: Approve the notice period for general        ISSUER            YES             FOR                  FOR

 meetings

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DSV AS, BRONDBY

  TICKER:                  N/A                 CUSIP:   K3013J154

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of Supervisory Board         ISSUER            YES             FOR                  FOR

and Executive Board on the Company activities in 2009

PROPOSAL #2: Approve the presentation of the 2009              ISSUER            YES             FOR                  FOR

annual report with the Audit report for adoption and

proposal for emoluments of Supervisory Board Members

PROPOSAL #3: Approve the resolution regarding                     ISSUER            YES             FOR                  FOR

application of profits or covering of losses as per

the adopted 2009 annual report; the Supervisory Board

 proposes dividends of DKK 0.25 per share

PROPOSAL #4.1: Re-elect Kurt K. Larsen for the                   ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #4.2: Re-elect Erik B. Pedersen for the                ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #4.3: Re-elect Per Skov for the Supervisory         ISSUER            YES             FOR                  FOR

Board

PROPOSAL #4.4: Re-elect Kaj Christiansen for the                ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #4.5: Re-elect Annette Sadolin for the                 ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #4.6: Election of Birgit W. Norgaard for the        ISSUER            YES             FOR                  FOR

 Supervisory Board

PROPOSAL #5: Appointment of KPMG, Statsautoriseret            ISSUER            YES             FOR                  FOR

Revisionpartnerselskab  Central

PROPOSAL #6.1: Authorize the Supervisory Board to              ISSUER            YES         AGAINST           AGAINST

acquire treasury shares and to amend the Company's

Articles of Association accordingly, as specified on

the proposed Article 4c for the Company's Articles of

 Association

PROPOSAL #6.2: Grant authority to issue convertible          ISSUER            YES             FOR                  FOR

debt instruments and warrants for a nominal amount of

 up to DKK 25 million and to amend the Company's

Articles of Association accordingly, as specified on

the proposed Article 4d for the Company's Articles of

 Association

PROPOSAL #6.3: Amend the Company's current general            ISSUER            YES             FOR                  FOR

guidelines for incentive pay for the Management and

Staff of DSV A/S as specified

PROPOSAL #6.4: Amend the Articles of Association as a        ISSUER            YES             FOR                  FOR

 consequence of the new Companies Act; amend Article

1, 11 and 13 and the wording of Article 5, 5a, 7,8,

9, 10 and to insert Article 12 and 13 provision into

the Company's Articles of Association as a new

Article and the Articles of Association as a

consequence of the entry into force of Act No. 470 of

 12 JUN 2009 on public and private Companies  the

Companies Act  including a new adoption of a revised

appendix 1 to the Articles of Association

PROPOSAL #6.5: Adopt various other amendments to the         ISSUER            YES             FOR                  FOR

Articles of Association: amend the wording of Article

 4, 4a, 4b, 4c, 4d, 6 and amend Article 7, 8 as

specified

PROPOSAL #7: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DTS CORPORATION

  TICKER:                  N/A                 CUSIP:   J11907102

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Extension of Anti-Takeover                 ISSUER            YES         AGAINST           AGAINST

Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DUFRY AG, BASEL

  TICKER:                  N/A                 CUSIP:   H2082J107

  MEETING DATE:      3/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the merger                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve to increase the capital from            ISSUER            YES             FOR                  FOR

CHF 96,069,770 to CHF 134,811,015

PROPOSAL #3.: Amend the Article 10 [voting rights,            ISSUER            YES             FOR                  FOR

proxies] of the Articles of Incorporation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DUFRY AG, BASEL

  TICKER:                  N/A                 CUSIP:   H2082J107

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, the                        ISSUER            YES         ABSTAIN           AGAINST

consolidated financial statements and the annual

financial statements for 2009

PROPOSAL #2: Approve the appropriation of available          ISSUER            YES         ABSTAIN           AGAINST

earnings

PROPOSAL #3: Grant discharge to the Board of                       ISSUER            YES         ABSTAIN           AGAINST

Directors and the persons entrusted with Management

PROPOSAL #4: Amend the Article 13 Paragraph 1 of the         ISSUER            YES         ABSTAIN           AGAINST

Articles of Incorporation

PROPOSAL #5.1: Re-elect Mario Fontana as a Board of          ISSUER            YES         ABSTAIN           AGAINST

Director

PROPOSAL #5.2: Re-elect Andres Holzer as a Board of          ISSUER            YES         ABSTAIN           AGAINST

Director

PROPOSAL #5.3: Re-elect Joaquin Moya- Angeler as a            ISSUER            YES         ABSTAIN           AGAINST

Board of Director

PROPOSAL #5.4: Election of Jorge Born as a Board of          ISSUER            YES         ABSTAIN           AGAINST

Director

PROPOSAL #5.5: Election of Maurizio Mauro as a Board         ISSUER            YES         ABSTAIN           AGAINST

of Director

PROPOSAL #5.6: Election of Jose Lucas Ferreira De              ISSUER            YES         ABSTAIN           AGAINST

Melo as a Board of Director

PROPOSAL #5.7: Election of Steve Tadler as a Board of        ISSUER            YES         ABSTAIN           AGAINST

 Director

PROPOSAL #6: Election of the Auditors                                    ISSUER            YES         ABSTAIN           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DUNDEE CORP

  TICKER:                  N/A                 CUSIP:   264901109

  MEETING DATE:      6/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive the audited consolidated                     ISSUER             NO              N/A                  N/A

financial statements of the Company for the financial

 YE 31 DEC 2009, together with the Auditor's report

thereon

PROPOSAL #1: Election of Normand Beauchamp, Michael          ISSUER            YES             FOR                  FOR

Cooper, David Goodman, Jonathan C. Goodman, Ned

Goodman, Harold P. Gordon, Ellis Jacob, Dr. Frederick

 H. Lowy, Garth A. C. MacRae, Robert McLeish, K.

Barry Sparks, Harry R. Steele as the Director for the

 ensuing  year

PROPOSAL #2: Appoint PricewaterhouseCoopers LLP as            ISSUER            YES             FOR                  FOR

Auditor of the Company for the ensuing year and to

authorize the Directors of the Company to fix the

remuneration of the Auditor

PROPOSAL #3: Amend the Share Incentive Plan of the            ISSUER            YES             FOR                  FOR

Company

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DUNDEE REAL ESTATE INVT TR

  TICKER:                  N/A                 CUSIP:   265270207

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive the audited consolidated                ISSUER             NO              N/A                  N/A

financial statements of Dundee REIT for the FYE 31

DEC 2009 together with the report of the Auditor

PROPOSAL #1: Election of Detlef Bierbaum, Donald K.          ISSUER            YES         AGAINST           AGAINST

Charter, Michael J. Cooper, Peter A. Crossgrove,

Robert G. Goodall, Duncan Jackman, K. Kellie Leitch,

Robert Tweedy, David J. Goodman, Ned Goodman, Joanne

Ferstman as the Dundee REIT Trustees for all the

Nominees of the Trust

PROPOSAL #2: Appointment of PricewaterhouseCoopers            ISSUER            YES             FOR                  FOR

LLP as the Auditor of the Trust and its subsidiaries

and authorize the Trustees of the Dundee REIT Trust

to fix the remuneration of the Auditor

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DUNDEE WEALTH INC

  TICKER:                  N/A                 CUSIP:   265312108

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive the audited consolidated                     ISSUER             NO              N/A                  N/A

financial statements of the Company for the FYE 31

DEC 2009, together with the Auditor's report thereon

PROPOSAL #1: Election of Morley Beallor, R. L.                   ISSUER            YES             FOR                  FOR

Brooks, Claude Dalphond, David Goodman, Ned Goodman,

Harold P. Gordon, Judith Kavanagh, Garth MacRae,

Robert McLeish, Andrew Molson, Russell Morgan and

Nancy Orr as the Directors

PROPOSAL #2: Appointment of PricewaterhouseCoopers            ISSUER            YES             FOR                  FOR

LLP as the Auditors of the Company for the ensuing

year and authorize the Directors of the Company to

fix the remuneration of the Auditor

PROPOSAL #3: Amend the Employee Share Incentive Plan         ISSUER            YES             FOR                  FOR

and the Advisor Share Incentive Plan as specified

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DUNELM GROUP PLC, LEICESTER

  TICKER:                  N/A                 CUSIP:   G2935W108

  MEETING DATE:      11/12/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Company's annual         ISSUER            YES             FOR                  FOR

accounts for the FYE 04 JUL 2009 together with the

Directors' report, and the Auditors' report on those

accounts

PROPOSAL #2.: Re-elect Geoff Cooper as a Non-                      ISSUER            YES             FOR                  FOR

Executive Director of the Company, who retires in

accordance with the Articles of Association of the

PROPOSAL #3.: Re-elect David Stead as an Executive            ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with the Articles of Association of the Company

PROPOSAL #4.: Re-elect Nick Wharton as a Non-                      ISSUER            YES             FOR                  FOR

Executive Director of the Company, who retires in

accordance with the Articles of Association of the

PROPOSAL #5.: Declare a final dividend on the                     ISSUER            YES             FOR                  FOR

ordinary shares of 4.0p per share in respect of the

YE 04 JUL 2009

PROPOSAL #6.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize the Directors

to determine the Auditors' remuneration

PROPOSAL #7.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report

PROPOSAL #8.: Authorize the Directors, in accordance         ISSUER            YES             FOR                  FOR

with Section 551 of the Companies Act 2006, to allot

ordinary shares in the Company or grant rights to

subscribe for ordinary shares or to convert any

securities into shares in the Company up to a maximum

 nominal amount of GBP 665,466 to such persons and on

 such terms as the Directors may determine; and all

previous unutilized authorities under Section 80 of

the Companies Act 1985 shall cease to have effect

[save to the extent that the same are exercisable

pursuant to Section 80[7] of the Companies Act 1985

by reason of any offer or agreement made prior to the

 date of this resolution which would or might require

 relevant securities to be allotted on or after that

date]; and [Authority expires the earlier of the

conclusion of the next AGM of the Company after the

passing of this resolution or on 29 DEC 2010]

PROPOSAL #S.9: Authorize the Directors, subject to            ISSUER            YES             FOR                  FOR

the passing of Resolution 8 above, and in accordance

with in accordance with Section 570 of the Companies

Act 2006, to allot equity securities for cash or by

way of a sale treasury shares pursuant to the

previous resolution as if Section 561(1) Companies

Act 2006 does not apply to the allotment of equity

securities having a nominal amount not exceeding in

aggregate GBP 100,000, all previous unutilized

authorities under Section 95 of the Companies Act

shall cease to have effect; [Authority expires the

earlier of the conclusion of the next AGM of the

Company after the passing of resolution or 29 DEC

PROPOSAL #S.10: Authorize the Company, in accordance         ISSUER            YES             FOR                  FOR

with Section 701 of the Companies Act 2006, to make

market purchases [Section 701] of up to the lesser of

 19,000,000 ordinary shares [10% of the issued share

capital at 04 JUL 2009] of 1p each in the capital of

the Company, at a minimum price of 1p and not more

than 105% above the average middle market quotations

for such shares derived from the London Stock

Exchange Daily Official List, over the previous 5

business days immediately before the day on which the

 purchase is made and the amount stipulated in the

buy-back and Stabilization Regulation 2003; and

[Authority expires the earlier of the conclusion of

the next AGM of the Company or 29 DEC 2010]; the

Company, before the expiry, may make a contract to

purchase ordinary shares which will or may be

executed wholly or partly after such expiry

PROPOSAL #S.11: Approve, that the general meeting of         ISSUER            YES             FOR                  FOR

the Company other than AGM may be called on not less

than 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DUNELM GROUP PLC, LEICESTERSHIRE

  TICKER:                  N/A                 CUSIP:   G2935W108

  MEETING DATE:      3/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #s.1: Authorize the share capital of the              ISSUER            YES             FOR                  FOR

Company be increased from GBP 5 million to GBP 48.215

 million by the creation of 201 million non-

cumulative redeemable preference shares of 21.5 pence

 each  'B Shares'  having the rights and subject to

the restrictions set out in the Articles of

Association proposed to be amended pursuant to this

resolution; authorize the Directors to:  i capitalize

 a sum not exceeding GBP 43.215 million standing to

the credit of the Company's merger reserve and to

appropriate such sum to the Members of the Company by

 applying such sum in paying up in full at par 201

million B Shares; and  ii  pursuant to Section 551 of

 the Companies Act 2006 to allot and issue such B

Shares credited as fully paid up, CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DURATEX SA

  TICKER:                  N/A                 CUSIP:   P3593G146

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: Approve to take knowledge of the                     ISSUER            YES             FOR                  FOR

Directors accounts, to examine, discuss and approve

the company's consolidated financial statements for

the FYE 31 DEC 2009

PROPOSAL #B: Approve the proposal to allocate the net        ISSUER            YES             FOR                  FOR

 profits from the 2009 FY, ratification that

distribution anticipated of the interest on capital,

by authorization of the Board of Directors

PROPOSAL #C: Approve to fix the number of principal          ISSUER            YES             FOR                  FOR

and substitute members and elect the members of the

Board of Directors

PROPOSAL #D: Approve to set the Director's                          ISSUER            YES         AGAINST           AGAINST

remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DURO FELGUERA SA (EX.GRUPO DURO FELGUERA SA), OVIE

  TICKER:                  N/A                 CUSIP:   E3800J109

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to examine where appropriate,            ISSUER            YES             FOR                  FOR

the annual report and annual accounts (Balance Sheet,

 Profit and Loss, and Memory) Duro Felguera, And Duro

 Felguera Company, Limited and its subsidiaries

(Consolidated) for the year 2009 and the proposal

Application of the profit or loss

PROPOSAL #2: Approve to discharge the Board in Fiscal        ISSUER            YES             FOR                  FOR

 Year 2009

PROPOSAL #3: Approve the reduction of share capital          ISSUER            YES             FOR                  FOR

through cancellation of own shares, excluding the

right of opposition of creditors, giving redraft

Article of the Bylaws relating to social capital

PROPOSAL #4: Approve the capital increase under                 ISSUER            YES             FOR                  FOR

voluntary reserves and consequent to amendment of

Article five of the Bylaws referred to the capital

application for admission to trading on the official

markets of the new shares issued and delegation of

powers to the Board of Directors regarding the

capital increase

PROPOSAL #5: Re-election, dismissal and appointment          ISSUER            YES         AGAINST           AGAINST

of Directors

PROPOSAL #6: Authorize the Board of Directors of the         ISSUER            YES         AGAINST           AGAINST

Company for the purchase of own shares by itself or

its subsidiaries in accordance with the provisions of

 Article 75, and Matching First Additional Provision

of the codified of the Corporations Act, specifying

procedures for the acquisition, maximum number of

shares to be purchased, maximum and minimum prices of

 acquisition and duration of the authorization,

nullifying the previous authorization granted by the

last General Meeting

PROPOSAL #7: Authorize the powers to formalize and            ISSUER            YES             FOR                  FOR

implement the agreements reached to make the

mandatory deposit of the Annual Accounts, the

Auditors' Report and implement the communications and

 notifications that are required to relevant

agencies, for interchangeably, President of the

Company Secretary of the Board of Directors and the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DUSKIN CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J12506101

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DYCKERHOFF AG, WIESBADEN

  TICKER:                  N/A                 CUSIP:   D23622117

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, the reports

pursuant to Sections 289[4] and 315[4] of the German

Commercial Code, and the proposal of the Board

Managing Directors on the appropriation of the

PROPOSAL #2.: Resolution on the appropriation o f the        ISSUER             NO              N/A                  N/A

 distributable profit of EUR 115,429,157.59 as

follows: Payment of a dividend of EUR 1 per no-par

share EUR 74,163,604.59 shall be allocated to the

revenue reserves Ex-dividend and payable date: 12 MAY

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER             NO              N/A                  N/A

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #5.: Appointment of Auditors: a] for the              ISSUER             NO              N/A                  N/A

2010 FY: Deloitte & Touche GmbH, Munich; b] for the

2010 abbreviated accounts and the interim report :

Deloitte & Touche GmbH, Munich

PROPOSAL #6.: Amendments to the Articles of                        ISSUER             NO              N/A                  N/A

Association in connection with the Share holder

Rights Directive Implementation Law [ARUG]: a]

Section 20 [3], in respect of the convocation of the

shareholders, meeting being published in the

electronic Federal Gazette at least 36 days prior to

the shareholders meeting; b] Section 22 [2 ], in

respect of proxy voting instructions being

issued/withdrawn in written form, and transmitted by

electronic means; c] Section 23, in respect of

shareholders being entitled to participate and vote

at the shareholders. meeting if they register in

either English or German in written form with the

Company by the sixth day prior to the meeting and

provide evidence of their shareholding; d] Section 16

 [2], in respect of Supervisory Board resolutions,

reflecting the reduction of the size of the Board

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  DYNAPACK INTERNATIONAL TECHNOLOGY CORP

  TICKER:                  N/A                 CUSIP:   Y2185V107

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of unsecured local                       ISSUER             NO              N/A                  N/A

convertible bonds via private placement

PROPOSAL #A.4: The status of joint-venture in                     ISSUER             NO              N/A                  N/A

people's republic of china

PROPOSAL #A.5: The disadvantage of internal control           ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve to revise the rules of                     ISSUER            YES             FOR                  FOR

shareholder meeting

PROPOSAL #B.2: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.3: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 6 per share

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.7: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  E1 CORPORATION, SEOUL

  TICKER:                  N/A                 CUSIP:   Y5276G103

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES         AGAINST           AGAINST

Articles of Incorporation

PROPOSAL #3: Election of one inside Director, one              ISSUER            YES         AGAINST           AGAINST

outside Director

PROPOSAL #4: Election of three Audit Committee                   ISSUER            YES         AGAINST           AGAINST

Members as the outside Directors

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #6: Amend the Retirement Benefit Plan for            ISSUER            YES         AGAINST           AGAINST

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EACCESS LTD.

  TICKER:                  N/A                 CUSIP:   J12548103

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of the Share Exchange                       ISSUER            YES             FOR                  FOR

Agreement between the Company and EMOBILE Ltd.

PROPOSAL #2.: Amend Articles to: Expand Business                ISSUER            YES             FOR                  FOR

Lines, Clarify the Maximum Size of Board to 9

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Grant of Stock Options                                     ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Approve Details of Compensation as                ISSUER            YES             FOR                  FOR

Stock Options for Directors

PROPOSAL #7.: Approve Details of Compensation as                ISSUER            YES             FOR                  FOR

Stock Options for Corporate Auditors

PROPOSAL #8.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EAGA PLC, NEWCASTLE UPON TYNE

  TICKER:                  N/A                 CUSIP:   G29509109

  MEETING DATE:      10/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' report and the          ISSUER            YES             FOR                  FOR

Company's annual accounts for the FYE 31 MAY 2009,

together with the Auditors' report on those accounts

and the Directors' report and the auditable part of

the remuneration report

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the FYE 31 MAY 2009

PROPOSAL #3.: Declare a final dividend of 2.4p for            ISSUER            YES             FOR                  FOR

the YE 31 MAY 2009 to be paid on 13 NOV 2009 to

shareholders whose names appear on the register at

the close of business on 16 OCT 2009

PROPOSAL #4.: Re-elect Roger Aylard as a Director,            ISSUER            YES             FOR                  FOR

who has been appointed by the Board since the last AGM

PROPOSAL #5.: Re-elect Joseph Andrew [Drew] Johnson          ISSUER            YES         AGAINST           AGAINST

as a Director, who retires by rotation

PROPOSAL #6.: Re-elect Malcolm Simpson as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors of the Company

PROPOSAL #8.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the remuneration of the Auditors

PROPOSAL #9.: Authorize the Directors, pursuant to            ISSUER            YES             FOR                  FOR

Section 551 of the Companies Act 2006 [the Act], to

exercise all the powers of the Company to allot

shares in the Company or to grant to rights to

subscribe for or to convert any securities into

shares in the Company up to an aggregate nominal

amount of GBP 83,802.93; ;[Authority expires the

earlier of the conclusion of the next AGM of the

Company after the passing of this resolution or on 14

 JAN 2011]; save that the Company may make an, offer

or agreement before this authority expires which

would or might require shares to be allotted or

rights to subscribe for or to convert any security

into shares to be granted after this authority

expires and the Directors to allot shares or grant

such rights pursuance of such an offer or agreement

made prior to such expiry; this authority is in

substitution for all existing authorities under

Section 80 of the Companies Act 1985 [which, to the

extent unused at the date of this resolution, are

PROPOSAL #S.10: Authorize the Directors, to allot              ISSUER            YES             FOR                  FOR

equity securities [Section 560 of the Act] for cash:

1] subject to the passing of Resolution 9 and

pursuant to Section 570 of the Companies Act and the

authority granted by resolution 9; and/or 2] pursuant

 to Section 573 of the Act where the allotment is an

allotment of equity securities by virtue of Section

560 [2][b] of the Act; in each case, as if Section

561 [1] of the Act did not apply to any such

allotment provided that this power shall be limited

to: a] the allotment of equity securities in

connection with an offer of equity securities: i] to

holders of ordinary shares in the capital of the

Company in proportion [as nearly as practicable] to

the respective numbers of ordinary shares held by

them; and ii] to holders of other equity securities

in the capital of the Company as required by the

rights of those securities or, subject to such

rights, as the Directors otherwise consider

necessary, but subject to such exclusions or other

arrangements as the Directors may deem necessary or

expedient in relation to treasury shares, fractional

entitlements, record dotes or any legal or practical

problems under the lows of any territory or the

requirements of any regulatory body or stock

exchange; and [b] the allotment of equity securities

[otherwise than pursuant to Paragraph [a] of this

resolution] up to on aggregate nominal amount of GBP

12,500; [Authority expires the earlier of the

conclusion of the next AGM of the Company after the

passing of this resolution or on 14 JAN 2011]; and

the Directors to allot equity securities after the

expiry of this authority in pursuance of such an

PROPOSAL #S.11: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purposes of Section 701 of the Companies Act, to make

 market purchases [Section 693[4] of the Act] on the

London Stock Exchange of up to 25,000,000 ordinary

shares of GBP 0.001 each in the capital of the

Company [Shares], at a minimum price of [excluding

expenses] of GBP 0.001 and not more than 105% above

of the average of the middle market quotations for an

 ordinary share derived from the London Stock

Exchange Daily Office List for the 5 business days

preceding the day on which the ordinary share is

purchased; and an amount equal to the higher of the

price of the last Independent trade of a Share and

the highest current Independent bid for a Share on

the trading venue where the purchase is carried out;

; [Authority expires the earlier of the conclusion of

 the next AGM of the Company after the passing of

this resolution or on 14 JAN 2011]; the Company,

before the expiry, may make a contract to purchase

ordinary shares which will or may be executed wholly

PROPOSAL #S.12: Approve the general meeting of the            ISSUER            YES             FOR                  FOR

Company [other than an AGM] may be called on not less

 than 14 clear days' notice

PROPOSAL #S.13: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the Act, are treated as provisions

of the Company's Articles of Association; and 2]

adopt the draft regulations produced to the meeting

and for the purposes of identification signed by the

Chairman at the meeting as the Articles of

Association of the Company in substitution for, and

to the exclusion of, the existing Articles of

Association [as amended part [1] of this resolution]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EARTH CHEMICAL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J1326M106

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EAST ASIATIC CO LTD A S

  TICKER:                  N/A                 CUSIP:   K30674129

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #a: Receive the Supervisory Board's report          ISSUER            YES             FOR                  FOR

on the Company's activities in the past year

PROPOSAL #b: Receive the audited annual report for            ISSUER            YES             FOR                  FOR

adoption and a resolution regarding the discharge of

the Supervisory Board and the Executive Board from

their obligations for the year

PROPOSAL #c: Adopt the application of the net profits        ISSUER            YES             FOR                  FOR

 for the year according to the audited annual report;

 the Supervisory Board proposes the distribution of a

 dividend of DKK 5.00 per share

PROPOSAL #d.1: Re-elect Henning Kruse Petersen as a          ISSUER            YES             FOR                  FOR

Member of the Supervisory Board, who retires pursuant

 to the Articles of Association every year and for

the period until the next AGM

PROPOSAL #d.2: Re-elect Henning Mats Lonnqvist as a          ISSUER            YES             FOR                  FOR

Member of the Supervisory Board, who retires pursuant

 to the Articles of Association every year and for

the period until the next AGM

PROPOSAL #d.3: Re-elect Connie Astrup-Larsen as a              ISSUER            YES             FOR                  FOR

Member of the Supervisory Board, who retires pursuant

 to the Articles of Association every year and for

the period until the next AGM

PROPOSAL #d.4: Re-elect Preben Sunke as a Member of          ISSUER            YES             FOR                  FOR

the Supervisory Board, who retires pursuant to the

Articles of Association every year and for the period

 until the next AGM

PROPOSAL #e: Re-elect KPMG, Statsautoriseret                       ISSUER            YES             FOR                  FOR

Revisionspartnerselskab as the Auditor

PROPOSAL #f: Authorize the Supervisory Board to                 ISSUER            YES         AGAINST           AGAINST

permit the Company to acquire treasury shares in the

period until the next AGM up to a combined nominal

value totalling 10% of the Company's share capital;

the purchase price may not deviate by more than 10%

from the price listed on Nasdaq OMX Copenhagen A/S at

 the time of acquisition

PROPOSAL #g.1: Amend the Articles 5.3, 5.4, 6.2, 7.6,        ISSUER            YES             FOR                  FOR

 7.3, 7.4, 1.2, 1.3, 7.6, 7.1, 7.5, 5.5 of the

Articles of Association pursuant to the new Danish

Act on Public and Private Limited Companies (the

Companies Act) as specified

PROPOSAL #g.2: Amend the Articles 5.3, 8.2, 14.1 to          ISSUER            YES             FOR                  FOR

14.5, 13.2, of the Articles of Association as

PROPOSAL #g.3: Authorize the Chairman of the general         ISSUER            YES             FOR                  FOR

meeting to file the adopted resolutions  with the

Danish Commerce and Companies Agency and to make any

such amendments to the documents filed as may be

required with a view to registration of the

resolutions adopted at the general meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EASTERN PLATINUM LTD

  TICKER:                  N/A                 CUSIP:   276855103

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive and consider the report of            ISSUER             NO              N/A                  N/A

the Directors and the consolidated financial

statements of the Company together with the report of

 the Independent registered Chartered Accountants

thereon for the FYE 31 DEC 2009

PROPOSAL #1: Approve to fix the number of Directors          ISSUER            YES             FOR                  FOR

of the Board of the Company at 8

PROPOSAL #2.1: Election of as Director of Ian Terry          ISSUER            YES             FOR                  FOR

Rozier the Company for the ensuing year

PROPOSAL #2.2: Election of David W. Cohen as Director        ISSUER            YES             FOR                  FOR

 of the Company for the ensuing year

PROPOSAL #2.3: Election of Gordon Keep as Director of        ISSUER            YES             FOR                  FOR

 the Company for the ensuing year

PROPOSAL #2.4: Election of John Andrews as Director          ISSUER            YES             FOR                  FOR

of the Company for the ensuing year

PROPOSAL #2.5: Election of John Hawkrigg as Director         ISSUER            YES             FOR                  FOR

of the Company for the ensuing year

PROPOSAL #2.6: Election of J. Merfyn Roberts as                 ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #2.7: Election of Robert J. Gayton as                   ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #2.8: Election of Zwelakhe Sisulu as                     ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #3: Appointment of Deloitte & Touche LLP as         ISSUER            YES             FOR                  FOR

the Auditors of the Corporation for the ensuing year

and authorize the Directors to fix their remuneration

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EASYJET PLC

  TICKER:                  N/A                 CUSIP:   G2915P107

  MEETING DATE:      2/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual report and the                   ISSUER            YES             FOR                  FOR

accounts for the YE 30 SEP 2009

PROPOSAL #2: Approve the report on Directors'                     ISSUER            YES             FOR                  FOR

remuneration for the YE 30 SEP 2009 contained in the

annual report and the accounts

PROPOSAL #3: Re-elect Keith Hamill as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-elect Sir Michael Rake as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Bob Rothenberg MBE as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-elect Sir David Michels as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #7: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 the Auditors of the Company, until the conclusion of

 the next AGM of the Company and authorize the

Directors to fix their remuneration

PROPOSAL #8: Authorize the Directors, in accordance          ISSUER            YES             FOR                  FOR

with Section 551 of the Companies Act 2006, in

substitution for all existing authorities to the

extent unused, to allot shares in the Company and to

grant rights to subscribe for, or to convert any

security into, shares in the Company  Rights  up to

an aggregate nominal amount of GBP 10,648,370;

Authority expires the earlier of the conclusion of

the net AGM of the Company in 2011 or 18 MAY 2011 ;

and the Directors may allot shares and grant rights

after in pursuance of such an offer or agreement as

if the authority conferred hereby had not expired

PROPOSAL #S.9: Authorize the Directors, pursuant to          ISSUER            YES             FOR                  FOR

Section 570 and Section 573 of the Companies Act

2006, to allot equity securities  within the meaning

of Section 560 of the Act  for cash either pursuant

to the authority conferred by the resolution 8 set

out in the notice of this meeting or by way of a sale

 treasury shares as if Section 561 1  of the

Companies Act 2006 did not apply to any such

allotment, provided that this power shall be limited

to the allotment of equity securities: a  in

connection with a rights issue, open offer or other

offer securities in favor of the holders of ordinary

shares on the register of members at such record

dates as the Directors may determine where the equity

 securities respectively attributable to the interest

 of the ordinary shareholders are in proportion CONTD.

PROPOSAL #S.10: Authorize the Company, to make market        ISSUER            YES             FOR                  FOR

 purchases  within the meaning of Section 693 4  of

the Companies Act 2006  of ordinary shares of 25

pence each of the Company on such terms and in such

manner as Directors may from time to time determine,

provide that: a) the maximum number of ordinary

shares hereby authorized to be acquired is 42,593,481

 representing approximately 10% of the issued

ordinary share capital of the Company as at 05 JAN

2010  being the latest practicable date prior to the

publication of this document ; b) the minimum price

excluding expenses  which may be paid for any such

share is 25 pence; c) the maximum price  exclusive of

 expenses  which may be paid for any such shares is

the higher of an amount equal to 105% of the average

middle market quotations CONTD.

PROPOSAL #S.11: Approve that a general meeting, other        ISSUER            YES             FOR                  FOR

 than an AGM, may be called not less than 14 clear

days' notice

PROPOSAL #S.12: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions formerly

in the Company's Memorandum of Association which, by

virtue of Section 28 of the Companies Act 2006, are

treated as provisions of the Company's Articles of

Association; and adopt the new Articles of

Association of the Company in substitution for, and

to the exclusion of, the existing Articles of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EBRO PULEVA SA, BARCELONA

  TICKER:                  N/A                 CUSIP:   E38028135

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual account and the                 ISSUER            YES             FOR                  FOR

management and review and approval of the annual

account for their consolidated group

PROPOSAL #2: Receive the management report of the              ISSUER            YES             FOR                  FOR

Board members

PROPOSAL #3: Approve the application of the result            ISSUER            YES             FOR                  FOR

including the payment of a dividend in cash of 0.40e

per share

PROPOSAL #4: Ratify the sale of dairy business                    ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve to distribution of a dividend of        ISSUER            YES             FOR                  FOR

 EUR 0.6 per share depending on the successful sale

of the business dairy

PROPOSAL #6: Authorize the Board members to purchase         ISSUER            YES             FOR                  FOR

own shares and amortizes them

PROPOSAL #7: Authorize the Board members to provide          ISSUER            YES             FOR                  FOR

in cash the foundation Ebro Puleva

PROPOSAL #8: Amend the Article 1  denomination                  ISSUER            YES         AGAINST           AGAINST

Article 9  general meeting  Article 11 constitution

the general meeting  Article 12  constitution and

special cases Article 17  Board committee for the

meeting  Article 22 retribution  Article 30  annual

accounts  Article 31  subject of the annual accounts

 Article 32 management report  Article 37

dissolution of the Company  Article 38 liquidation of

PROPOSAL #9: Approve the editing of the bylaws about         ISSUER            YES         AGAINST           AGAINST

the general meetings and reunification, the affected

art will be the Article 2, Article 6, Article 8 and 14

PROPOSAL #10: Approve the retribution for the Board          ISSUER            YES         AGAINST           AGAINST

members

PROPOSAL #11: Approve to change the composition of            ISSUER            YES             FOR                  FOR

Board members and fix the number of Board members

PROPOSAL #12: Approve the delegation of powers                    ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ECHO INVESTMENT S.A., KIELCE

  TICKER:                  N/A                 CUSIP:   X1896T105

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appointment of the meeting's Chairman             ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve to make up the attendance list           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the statement of the meeting's          ISSUER            YES             FOR                  FOR

legal validity

PROPOSAL #5: Appointment of the Scrutiny Commission           ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #7: Approve the presentation of the                       ISSUER            YES             FOR                  FOR

Management's report on company's activity in 2009,

the financial statement for 2009 and the consolidated

 financial statement of the Company's capital group

for 2009

PROPOSAL #8: Approve the Presentation of the                       ISSUER            YES             FOR                  FOR

Supervisory Board's report on its activity in 2009

PROPOSAL #9.1: Approve the Management's report on              ISSUER            YES             FOR                  FOR

Company's activity in 2009 and the consolidated

financial statement of the Company's capital group

for 2009

PROPOSAL #9.2: Approve the Management's report on              ISSUER            YES             FOR                  FOR

activity of the Company's capital group in 2009 and

the consolidated financial statement of the capital

group for 2009

PROPOSAL #9.3: Approve the distribution of profit for        ISSUER            YES             FOR                  FOR

 the previous FY

PROPOSAL #9.4: Approve the profit for 2009                          ISSUER            YES             FOR                  FOR

distribution

PROPOSAL #9.5: Approve the duties' fulfilling by the         ISSUER            YES             FOR                  FOR

Management

PROPOSAL #9.6: Approve the duties' fulfilling by the         ISSUER            YES             FOR                  FOR

supervisory Board's Members

PROPOSAL #9.7: Approve the description of numbers of         ISSUER            YES             FOR                  FOR

the Supervisory Board's Members appointed for the

next tenure

PROPOSAL #9.8: Appointment of the Supervisory Board's        ISSUER            YES             FOR                  FOR

 for the tenure

PROPOSAL #9.9: Amend the Company's rules of general          ISSUER            YES             FOR                  FOR

meetings

PROPOSAL #9.10: Approve the uniform statute text                ISSUER            YES             FOR                  FOR

PROPOSAL #10: Miscellaneous                                                     ISSUER             NO              N/A                  N/A

PROPOSAL #11: Closure of the meeting                                     ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ECZACIBASI ILAC

  TICKER:                  N/A                 CUSIP:   M30078105

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and election of the Chairmanship        ISSUER             NO              N/A                  N/A

PROPOSAL #2: Authorize the Chairmanship to sign the          ISSUER             NO              N/A                  N/A

minutes of the meeting

PROPOSAL #3: Receive the reports of the Board                     ISSUER             NO              N/A                  N/A

Members, the Auditors and the Independent Audit Firm

PROPOSAL #4: Approve the balance sheet and the profit        ISSUER             NO              N/A                  N/A

 distribution for the year 2009

PROPOSAL #5: Grant discharge to the Board Members and        ISSUER             NO              N/A                  N/A

 the Auditors

PROPOSAL #6: Approve the extending of the Board                 ISSUER             NO              N/A                  N/A

Members term in the office or reelection of the Board

 Members and determining their term in the office

PROPOSAL #7: Election of the Auditors and approve to         ISSUER             NO              N/A                  N/A

determine their monthly gross

PROPOSAL #8: Approve the Independent Auditing Firm by        ISSUER             NO              N/A                  N/A

 the general assembly

PROPOSAL #9: Approve the presentation of information         ISSUER             NO              N/A                  N/A

about the donations

PROPOSAL #10: Authorize the Board Members to issue            ISSUER             NO              N/A                  N/A

bonds or revenue sharing certificates when they are

necessary

PROPOSAL #11: Authorize the Board Members according          ISSUER             NO              N/A                  N/A

to the Articles 334 AND 335 of the Turkish Commercial

PROPOSAL #12: Wishes                                                                 ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EDION CORPORATION

  TICKER:                  N/A                 CUSIP:   J1266Z109

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Merger by Absorption of EDION            ISSUER            YES             FOR                  FOR

WEST Corporation Subsidiary Companies

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EDUCOMP SOLUTIONS LTD

  TICKER:                  N/A                 CUSIP:   Y22514106

  MEETING DATE:      9/26/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited balance sheet as at          ISSUER            YES             FOR                  FOR

31 mar 2009 and the profit and loss account for the

YE on that date and reports of the Board of Directors

 and the Auditors thereon

PROPOSAL #2.: Declare a final dividend on equity                ISSUER            YES             FOR                  FOR

shares for FYE 31 MAR 2009

PROPOSAL #3.: Re-appoint Shri Sankalp Srivastva as a         ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Appoint M/s Anupam Bansal & Co,                     ISSUER            YES             FOR                  FOR

Chartered Accountants and M/s. M/s. Haribhakti & Co.,

 Chartered Accountants as the Joint Statutory

Auditors of the Company to hold office from the

conclusion of this AGM until the conclusion of next

AGM, on such remuneration as may be determined by the

 Board of Directors of the Company

PROPOSAL #5.: Re-appoint, pursuant to the provisions         ISSUER            YES         AGAINST           AGAINST

of Sections 198, 269, 309, Schedule XIII and other

applicable provisions, if any, of the Companies Act,

1956 including any statutory modification or re-

enactment thereof, or any other law and subject to

such consent(s), approval(s) and permission(s) as may

 be necessary in this regard and subject to such

conditions as may be imposed by any authority while

granting such consent(s), approval(s) and

permission(s) and as are agreed to by the Board of

Directors [hereinafter referred to as the Board,

which term shall include any committee constituted by

 the Board and any person authorized by the Board in

this behalf], Mr. Shantanu Prakash as the Chairman

and Managing Director of the Company for a further

period of 5 years with effect from 01 AUG 2009 to 31

JUL 2014 on the specified remuneration, perquisites

and amenities; in the event of loss or inadequacy of

profits in any FY, during the tenure of Mr. Shantanu

Prakash as the Managing Director of the Company, he

shall be entitled to receive a total remuneration

including perquisites, etc. not exceeding the ceiling

 limits as specified under Schedule XIII of the

Companies Act 1956; and authorize the Board, subject

to the provisions of Sections 198, 269, 309, Schedule

 XIII and other applicable provisions, if any, of the

 Companies Act, 1956 including any statutory

modification or re-enactment thereof, or any other

law and subject to such consent(s), approval(s) and

permission(s) as may be necessary in this regard and

subject to such conditions as may be imposed by any

authority while granting such consent(s), approval(s)

 and permission(s), to vary, alter and modify the

terms and conditions of the re-appointment

remuneration/ remuneration structure of Mr. Shantanu

Prakash, Chairman and Managing Director as they

consider and deems fit; and to do all such acts,

deeds, matter and things as may be deemed necessary

to give effect to this resolution

PROPOSAL #6.: Appoint Dr. Shayama Chona as a Director        ISSUER            YES             FOR                  FOR

 of the Company, liable to retire by rotation

PROPOSAL #7.: Appoint Mr. Rajiv Krishan Luthra as a          ISSUER            YES             FOR                  FOR

Director of the Company, liable to retire by rotation

PROPOSAL #S.8.: Approve, pursuant to the provisions          ISSUER            YES             FOR                  FOR

of Sections 13, 16, and 94 and all other applicable

provisions, if any, of the Companies Act 1956

including amendments thereto or enactment thereof,

and subject to such other approvals, consents,

permissions and sanctions, if any, as may be required

 from the authority, that the equity shares of the

nominal value of INR 10 each in the share capital of

the Company fully paid-up, be sub-divided into 5

equity shares of INR 2 each fully paid-up and

consequently the existing authorized share capital of

 the Company be sub-divided and reclassified as INR

25,00,00,000 divided into 12,50,00,000 equity shares

of the nominal value INR 2 each and that the existing

 Clause V of the Memorandum of Association of the

Company is hereby substituted by the specified

Clause; that, pursuant to subdivision of the Equity

shares of the Company, the issued, subscribed and

paid up Equity shares of the face value of INR 10

each shall stand subdivided in to 5 equity shares of

INR 2 each fully paid-up; the existing Share

Certificate(s) in relation to the issued Equity Share

 Capital held in physical form be cancelled and new

share certificate(s) be issued in respect of the

holdings of Equity shares of the members of the

Company consequent upon the sub-division of the

Equity Shares as aforesaid subject to the provisions

of the Companies [Issue of Share Certificates] Rules,

 1960 and in the case of shares held in the

dematerialized form, the number of sub-divided Equity

 Shares be credited to the respective beneficiary

accounts of the shareholders in lieu of the existing

credits representing the Equity Shares before sub-

division with the respective Depository Participants;

 authorize the Board of Directors [including any

Committee of the Board constituted or hereinafter

constituted] to issue the new Share Certificates

representing the sub-divided Equity Shares consequent

 to the sub-division of shares as aforesaid, if so

decided, without seeking surrender of old share

certificates, and/or credit the beneficiaries

accounts maintained with Depositories, subject to the

 rules as laid down in the Companies [ Issue of Share

 Certificates] Rules, 1960 and the Articles of

Association of the Company; and to do all such acts,

deeds, matter and things as it may consider

necessary, expedient, usual or proper to give effect

to this resolution including but not limited to

fixation of record date as per the requirement of the

 listing agreement, execution of all such other

PROPOSAL #S.9: Approve, in accordance with the                   ISSUER            YES             FOR                  FOR

provisions of Section 309 of the Companies Act, 1956

and subject to Central Government, wherever required,

 to pay to its Directors [other than the Directors in

 the whole time employment of the Company] for a

period of 5 years commencing 01 APR 2009, such

commission [at the discretion of the Board, the

payment of such commission may be made on a pro-rata

basis every month or on annual basis or partly

monthly and partly on an annual basis] as the Board

may from time to time determine [to be divided

amongst them in such proportion/manner as may be

determined by the Board from time to time], but so

that such commission shall not exceed 1% of the net

profits of the Company in any FY to be computed in

the manner provided in Section 198(1) of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EDUCOMP SOLUTIONS LTD

  TICKER:                  N/A                 CUSIP:   Y22514114

  MEETING DATE:      3/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorise the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company [hereinafter referred to as the requisite

 approvals] and which may be agreed to by the Board

of Directors of the Company [hereinafter referred to

as the Board, which term shall be deemed to include

any Committee duly constituted by the Board or any

Committee which the Board may have constituted or

hereafter constitute, to exercise one or more of its

powers including the powers conferred on the Board by

 this resolution], pursuant to the provisions of

Section 81(1A) and all other applicable provisions,

if any, of the Companies Act, 1956 [including any

amendments to or re-enactment thereof] and enabling

provisions of the Memorandum and Articles of

Association of the Company and the listing agreements

 entered into by the Company with the lock exchanges

where the securities of the Company are listed and in

 terms of the provisions of the SEBI [issue of

capital and disclosure requirements] regulations,

2009 and subject to the approvals, consents,

permissions and / or sanctions, as may be required

from any appropriate authority, institution or body

[hereinafter collectively referred to as the

appropriate authorities] and subject to such terms,

conditions, alterations, corrections, changes,

variations and modifications, if any, as may be

prescribed by any one or more or all of them in

granting such approvals, consents, permissions and/or

 sanction to create, offer, issue and allot such

number of equity shares of the face value of INR 2

each, fully paid up , at such price [including

premium] being not less than the price determined in

accordance with Chapter VII of SEBI [ICDR]

Regulations, 2009, on preferential allotment basis,

so that the value of the total number of shares so

issued at a price determined in accordance with

Chapter VII of SEB [ICDR] Regulations, 2009

aggregates to not more than INR 4,16,61,000 for

consideration other than cash to Zaptive Internet

Services Private Limited, a non promoter Indian

Company as being the part consideration for

acquisition of its domain name studyplaces.com and

its business contracts etc., on such terms and

conditions as agreed upon in terms of the Business

Purchase Agreement [BPA] executed between the Company

 and the Zaptive Internet Services Private Limited;

the relevant date for the purpose of calculating the

exercise price under Chapter VII of SEBI [ICDR]

Regulations, 2009 is 16 FEB 2010; the said shares

shall be ranked in all respects, pari passu with the

existing equity shares of the Company; pursuant to

the provision of Chapter VII of'S EBI [ICDR]

Regulations, 2009 the fresh equity shares to be

allotted shall be locked in for a period of 1 year

from the date of allotment and that the equity shares

 shall not be sold, transferred, hypothecated or

encumbered in any manner during the period of look-in

 except to the extent and in the manner permitted

there under; authorize the Board on behalf of the

Company to take all actions and do all such acts,

deeds, matters and things as it may, at its

PROPOSAL #S.2: Authorize the Board of Directors                 ISSUER            YES             FOR                  FOR

[hereinafter referred to as the Board which terms

shall be deemed to include any committee including

remuneration committee of the Board], pursuant to

provisions of Section 81 (1A) and other applicable

provisions of the Companies Act, 1956 Memorandum and

Articles of Association of the Company and the

Securities and Exchange Board of India [Employees

Stock Option Scheme and Employees Sock Purchase

Scheme] guidelines,1999, the Reserve Bank of India or

 any relevant authority, from time to time, to the

extent applicable and subject to such approvals,

consents, permissions and sanctions as may be

necessary and subject to such conditions and

modifications as may be prescribed by them while

granting such permissions, consents, authority and

approval of the members of the Company, to frame the

proposed ESOP Scheme 2010 and to create, issue, offer

 and allot in no or more tranches under the said

proposed ESOP Scheme 2010 at any time to or for the

benefit of employees and Directors [except promoter

Directors and their relatives] of the Company such

number of equity shares and/or equity linked

instruments or securities which could give rise to

the issue of equity shares [hereinafter collectively

referred to as securities] of the Company initially

not exceeding 10,00,000 options at such price an on

such terms and conditions as may be fixed or

determined by the Board in accordance with the

guidelines or other applicable provisions of any laws

 may be prevailing at the relevant date; authorize

the Board to formulate, evolve, decide upon and bring

 into effect any scheme [hereinafter referred to as

the ESOP Scheme 2010] on such terms and conditions as

 specified and to make any modifications, changes,

variations, alterations or revisions in the terms and

 conditions of the scheme from time to time including

 but not limited to amendments with respect to

vesting period, exercise price, eligibility criteria,

 vesting schedule or to suspend, withdraw or revive

the ESOP scheme 2010; the new equity shares to be

issued and allotted as stated aforesaid shall rank

pari passu with all the then existing equity

shareholders of the Company for all purposes;

authorize the Board to take necessary steps for

listing of the securities allotted under the ESOP

Scheme 2010 in the stock exchanges where the

securities of the Company are listed as per

provisions of the listing agreement with the

concerned stock exchanges and other applicable

guidelines, riles and regulations; for the purpose of

 giving effect to any creation, offer, issue,

allotment or listing of securities, authorize the

Board on behalf of the Company to evolve, decide upon

 and bring into effect the scheme and make any

modifications, changes, variations, alterations or

revisions in the said scheme from time to time or to

suspend, withdraw or revise the scheme from time to

time as may he specified by any statutory authority

and to do all such acts, deeds, matter and things as

it may in its absolute discretion deem fit or

PROPOSAL #S.3: Approve, the benefits of the Employee         ISSUER            YES             FOR                  FOR

Stock Option Scheme proposed under Resolution 2 of

this notice and as approved by the Members, to extend

 to such present and future permanent employees

including Managing Director whole time Directors of

such subsidiary Companies of the Company, as may be

decided by the Board of Directors of the Company

[hereinafter referred to as the Board which terms

shall be deemed to include any committee including

remuneration committee of the Board]

PROPOSAL #S.4: Authorize the Board, pursuant to the          ISSUER            YES             FOR                  FOR

provisions of Section 372A and other applicable

provisions, if any, of the Companies Act, 1956

[including any statutory modifications or re-

enactment thereof, for the time being in force] and

subject to the approval/consent of such appropriate

authorities where necessary, [which includes any

committee constituted by the Board or any persons

authorized by the Board] to make further investment,

in 1 or more tranches, in EduSmart Services Private

Limited, by subscription, purchase or otherwise, in

any kind of preference shares, or by providing of

guarantee in connection with a loan made by any other

 person to EduSmart Services Private Limited up to

INR 1550 Crores inclusive of existing investment /

corporate guarantee of INR 365 Crores consisting of

INR 20 Crores investment in 8% Cumulative Redeemable

Optionally Convertible Preference Share and INR 345

Crores as corporate guarantee notwithstanding that

the aggregate of the loans, guarantees or securities

so far given or to be given to and/or securities so

far acquired or to be acquired in all bodies

corporate may exceed the limits prescribed under the

said section; and authorize the Board to

accept/modify/finalize the terms and conditions of

subscription, purchase or otherwise of preference

shares/Corporate guarantees on behalf of the Company

as it deems fit in the best interest of the Company

and to take all such actions and to settle all

matters arising out of and incidental thereto, and to

 sign and execute all deeds, applications, documents

and writings that may be required to be signed, on

behalf of the Company, in connection with such

investments, loans, guarantees and generally to do

all such acts, deeds and things that may be

necessary, proper, expedient or incidental for the

PROPOSAL #S.5: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, in continuation of the earlier

resolution passed by Members of the Company through

Postal Ballot notice dated 30 APR 2009 of which

result was declared on 12 JUN 2009 and pursuant to

the provisions of Section 372A and other applicable

provisions, if any, of the Companies Act, 1956

[including any statutory modifications or re-

enactment thereof, for the time being in force] and

subject to the approval/consent of such appropriate

authorities, if any, the consent of the members of

the Company, to make loan(s) and/or give any

guarantees provide any securities in connection with

loans made to and/or acquire by way of subscription,

purchase or otherwise the securities of any Body

Corporate [other than Companies for which specific

investment limit have been fixed and approved by the

shareholders] up to a limit not exceeding INR 2000

Crores notwithstanding that the aggregate of the

loans, guarantees or securities so for given or to be

 given to and/or securities so far acquired or to be

acquired in all bodies corporate may exceed the

limits prescribed under the said section; unless

otherwise approved by shareholders of the company,

overall limit of loans and/or guarantees / securities

 in connection with loans made to and/or investment

by way of subscription, purchase or otherwise in the

securities of any Body Corporate pursuant to the

provisions of Section 372A and other applicable

provisions, if any, of the Companies Act, 1956

[including any statutory modifications or re-

enactment thereof, for the time being in force] shall

 not exceed INR 5050 Crores; and authorize the Board

to negotiate and finalize the terms and conditions of

 the said investments, loans, guarantees on behalf of

 the Company as it deem fit in the interest of the

Company, to take all such actions and to settle all

matters arising out of and incidental thereto, and to

 sign and execute all deeds, applications, documents

and writings that maybe required to be signed, on

behalf of the Company, in connection with such

investments, loans, guarantees and provision of

security and generally to do all such acts, deeds and

 things that may be necessary, proper, expedient or

PROPOSAL #6.: Approve, pursuant to the provisions of         ISSUER            YES             FOR                  FOR

Sections 198, 309, 310, Schedule XIII and other

applicable provisions, if any, of the Companies Act,

1958 including any statutory modification or re-

enactment thereof, or any other law and subject to

such consents, approvals and permissions as may be

necessary in this regard and subject to such

conditions as may be imposed by any authority while

granting such consents, approvals and permissions and

 as are agreed to by the Board of Directors

[hereinafter referred to as the Board, which term

shall include any committee constituted by the Board

and any person authorized by the Board in this

behalf] to increase the remuneration, explained in

the explanatory statement annexed herewith, of Shri.

Jagdish Prakash, whole time Director of the Company

with effect from 01 JAN 2010 for the remainder of his

 tenure; and authorize the Board, subject to the

provisions of Sections 198, 309, Schedule XIII and

other applicable provisions, if any, of the Companies

 Act, 1956 including any statutory modification or

re-enactment thereof, or any other law and subject to

 such consents, approvals and permissions as may be

necessary in this regard and subject to such

conditions as may be imposed by any authority while

granting such consents, approvals and permissions to

vary, alter and modify the terms and conditions of

the reappointment remuneration/remuneration structure

 of Mr. Jagdish Prakash, Whole time Director as it

considers and deems fit; and authorize the Board to

do all such acts, deeds, matter and things as maybe

deemed necessary to give effect to this resolution

PROPOSAL #S.7: Approve, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Sections 198, 269, 309, 311, Schedule XIII and other

 applicable provisions, if any, of the Companies Act,

 1956 including any statutory modification or re-

enactment thereof, or any other law and subject to

such consents, approvals and permissions as may be

necessary in this regard and subject to such

conditions as may be imposed by any authority while

granting such consents, approvals and permissions and

 as are agreed to by the Board of Directors

[hereinafter referred to as the Board, which term

includes any Committee constituted by the Board and

any person authorized by the Board in this behalf],

the re-appointment of Mr. Jagdish Prakash as the

Whole time Director of the Company for a further

period of 5 years with effect from 25 JUL 2010 on the

 remuneration, perquisites and amenities; and

authorize the Board, subject to the provisions of

Sections 198, 269, 309, Schedule XIII and other

applicable provisions, if any, of the Companies Act,

1956 including any statutory modification or re-

enactment thereof, or any other law and subject to

such consents, approvals and permissions as may be

necessary in this regard an subject to such

conditions as may be imposed by any authority while

granting such consents, approvals and permissions to

vary, alter and modify the, terms and conditions, to

reappoint remuneration/remuneration structure of Mr.

Jagdish Prakash, whole time Director as it considers

and deems fit; and authorize the Board to do all such

 acts, deeds, matter and things as may be deemed

necessary to give effect to this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EDUCOMP SOLUTIONS LTD, NEW DELHI

  TICKER:                  N/A                 CUSIP:   Y22514114

  MEETING DATE:      12/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Directors of the        ISSUER            YES         AGAINST           AGAINST

 Company (hereinafter referred to as the Board, which

 term shall include any Committee constituted by the

Board or any person(s) authorized by the Board to

exercise the powers conferred on the Board by this

Resolution), in suppression of the earlier resolution

 passed by the Members of the Company through postal

ballot on 12 JUN 2009, in terms of Section 293(1)(d)

and other applicable provisions, if any, of the

Companies Act, 1956 (including any statutory

modifications or re-enactments thereof), to borrow,

for the purposes of the Company's business, any sum

or sums of money from time to time at its discretion

in accordance with the Memorandum and Articles of

Association of the Company notwithstanding that such

sum or sums of money together with the moneys already

 borrowed by the Company (apart from temporary loans

obtained or to be obtained from time to time from the

 Company's Bankers in the ordinary course of

business) may exceed the aggregate of the paid-up

capital of the Company and its free reserves that is

to say, reserves not set apart for any specific

purpose, provided the aggregate of all sums borrowed

by the Board from time to time and remaining

outstanding shall not exceed, at any point of time,

INR 3,500 crores over and above the aggregate of the

paid-up capital and free reserves of the Company;

authorize the Board to negotiate and finalize all the

 terms and conditions of all such moneys to be

borrowed from time to time as to interest, repayment,

 securities, etc., as it may consider fit in the

Interest of the Company and to execute all

agreements, deeds, undertakings, etc., and to do all

such acts, deeds, matters and things as it may, in

its absolute discretion deem fit, necessary,

desirable or expedient for giving effect to this

PROPOSAL #2.: Authorize the Board of Directors, in            ISSUER            YES         AGAINST           AGAINST

suppression of the earlier resolution passed by the

Members of the Company through postal ballot on 12

JUN 2009 and pursuant to the provisions of Section

293(1)(a) and other applicable provisions, if any, of

 the Companies Act, 1956 and the Articles of

Association of the Company, to mortgage and/or

charge/hypothecate any of its movable and/or

immovable properties wherever situated, both present

and future, or the whole, or substantially the whole

of the undertakings or undertakings of the Company on

 such terms and in such manner as the Board may think

 fit, together with power to take over the Management

 of the business or concern of the Company in certain

 event(s), for securing any loan obtained/to be

obtained from, or securities issued/to be issued to,

Bank(s), Financial or other Institution(s), Mutual

Fund(s), Non-Resident Indians(NRIs), Overseas

Corporate Bodies(OCBs), Foreign Institutional

investors(FIIs) or any other person(s), body(ies)

corporate etc., whether shareholder of the Company or

 not (hereinafter collectively referred to as

lenders), for an amount not exceeding INR 3,500

crores, together with interests, compound/additional

interest, commitment charges, costs, expenses and all

 other monies payable by the Company to the concerned

 lenders; authorize the Board to do all such acts,

deeds and things and to sign all such documents as

may be necessary, expedient and incidental thereto to

 give effect to this resolution

PROPOSAL #3.: Authorize the Board of Directors of the        ISSUER            YES             FOR                  FOR

 Company (the Board which expression shall also

include a Committee thereof), pursuant to the

provisions of Section 293(1)(a), and other applicable

 provisions, if any, of the Companies Act, 1956 and

subject to the approvals, permissions and sanctions

as may be necessary from the concerned regulatory

authorities and subject to such terms and conditions

as may be imposed by them, to either outsource or

transfer, the Smart Class Contracts executed by the

Company with various schools for implementation and

conduct of the Smart Class Contracts as on date along

 with the implementation/operation and/or

installation team etc., as may be required as well as

 the assets and liabilities of the Smart Class

Contracts as on date to Edu Smart Services Private

Limited, Delhi together with a license to use the

Smart Class content and repository, with effect from

such date(s), in such phases at a value consistent

with the value of Smart Class Contracts as on date;

authorize the Board to do and perform all such acts,

matters, deeds and things, as may be deemed

necessary, without further referring to the Members

of the Company, including finalizing the terms and

conditions, methods and modes in respect thereof,

determining the exact effective date(s), if need to

be changed, the manner and phases for transfer and

finalizing and executing necessary documents

including schemes, agreements, deeds of

assignment/conveyance and such other documents as may

 be necessary or expedient in its own discretion and

in the best interest of the Company including the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELAN MICROELECTRONINCS CORP

  TICKER:                  N/A                 CUSIP:   Y2268H108

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of Employee Stock Options          ISSUER             NO              N/A                  N/A

Plan

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

the proposed cash dividend: TWD 0.90034105 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELDORADO GOLD CORP

  TICKER:                  N/A                 CUSIP:   284902103

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of John Auston as Director             ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Election of K. Ross Cory as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Election of Robert R. Gilmore as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of Geoffrey A. Handley as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of Wayne D. Lenton as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of Jonathan A. Rubenstein as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #1.7: Election of Donald M. Shumka as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.8: Election of Paul N. Wright as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Appointment of KPMG LLP as the Auditors         ISSUER            YES             FOR                  FOR

of the Corporation for the ensuring

PROPOSAL #3: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

Auditor's compensation

PROPOSAL #4: Approve to increase the maximum                       ISSUER            YES             FOR                  FOR

allowable aggregate cash remuneration which may be

paid to the independent Directors by CAD 482,484 from

 CAD 654,416 to CAD 1,150,000 per FY

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELDORADO GOLD CORP NEW

  TICKER:                  N/A                 CUSIP:   C3314P106

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive the consolidated financial                 ISSUER             NO              N/A                  N/A

statements of the Company for the FYE 31 DEC 2009 and

 the Auditor report on those statements

PROPOSAL #1.1: Election of John S. Auston as a                   ISSUER            YES             FOR                  FOR

Director to hold office for the following year

PROPOSAL #1.2: Election of K. Ross Cory as a Director        ISSUER            YES             FOR                  FOR

 to hold office for the following year

PROPOSAL #1.3: Election of Robert R. Gilmore as a              ISSUER            YES             FOR                  FOR

Director to hold office for the following year

PROPOSAL #1.4: Election of Geoffrey A. Handley as a          ISSUER            YES             FOR                  FOR

Director to hold office for the following year

PROPOSAL #1.5: Election of Wayne D. Lenton as a                 ISSUER            YES             FOR                  FOR

Director to hold office for the following year

PROPOSAL #1.6: Election of Jonathan A. Rubenstein as         ISSUER            YES             FOR                  FOR

a Director to hold office for the following year

PROPOSAL #1.7: Election of Donald M. Shumka as a                ISSUER            YES             FOR                  FOR

Director to hold office for the following year

PROPOSAL #1.8: Election of Paul N. Wright as a                   ISSUER            YES             FOR                  FOR

Director to hold office for the following year

PROPOSAL #2: Appointment of KPMG LLP as the                        ISSUER            YES             FOR                  FOR

Independent Auditor for 2010

PROPOSAL #3: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

Auditor pay

PROPOSAL #4: Approve to increase the maximum                       ISSUER            YES             FOR                  FOR

allowable cash remuneration which may be paid to the

Independent Directors by CAD 482,484 from CAD 654,416

 to CAD 1,150,000 per FY

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELECTROCOMPONENTS PLC, OXFORD

  TICKER:                  N/A                 CUSIP:   G29848101

  MEETING DATE:      7/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts and the reports of        ISSUER            YES             FOR                  FOR

 the Directors and the Auditors for the YE 31 MAR 2009

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the YE 31 MAR 2009

PROPOSAL #3.: Declare a final dividend on the                     ISSUER            YES             FOR                  FOR

ordinary shares

PROPOSAL #4.: Elect Adrian Auer as a Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Mr. Simon Boddie as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-appoint KPMG Audit PLC as the                   ISSUER            YES             FOR                  FOR

Auditors of the Company from the conclusion of this

meeting and authorize the Directors to agree their

remuneration

PROPOSAL #7.: Authorize the Directors, in                            ISSUER            YES             FOR                  FOR

substitution for any existing authority and pursuant

to and in accordance with Section 80 of the Companies

 Act 1985 [the 1985 Act], to allot and make offers to

 allot relevant securities [Section 80(2) of the Act]

 up to an aggregate nominal amount of GBP 14,512,040

and GBP 14,512,040 in connection with an offer by way

 of a right issue; [Authority expires the earlier of

the conclusion of the AGM or 30 SEP 2010]; and the

Company may make offers and enter into agreements

during the relevant period which would or might

require event securities to be allotted after the

PROPOSAL #S.8: Authorize the Directors, subject to            ISSUER            YES             FOR                  FOR

the passing of Resolution 7, to allot equity

securities [Section 94(2) of the 1985 Act] wholly for

 cash; pursuant to the authority given in this

resolution the allotment constitutes an allotment of

equity securities by virtue of section 94(3A) of the

1985 Act in each case; in connection with a pre-

emptive offer; and otherwise than in connection with

a pre-emptive offer, up to an aggregate nominal

amount of GBP 2,176,800; and pursuant to the

authority given in this resolution in connection with

 a rights issue, as if Section 89(1) of the 1985 Act

did not apply to any such allotment; [Authority

expire the earlier of the next AGM or 30 SEP 2010];

and the Board may allot equity securities under any

such offer or agreement as if the power had not ended

PROPOSAL #S.9: Authorize the Company, for the purpose        ISSUER            YES             FOR                  FOR

 of Section 166 of the Companies Act 1985, to make

market purchases [Section 163(3) of the Companies Act

 1985] of up to 43,536,130 ordinary shares of 10p

each in the capital of the Company, at a minimum

price of 10p and up to 105% of the average middle

market quotations for an ordinary share taken from

the London Stock Exchange Daily Official List, over

the previous 5 business days; the higher of the price

 of the last independent trade and the highest

current bid as stipulated by Article 5(1) of

Commission Regulation (EC) 22 DEC 2003 implementing

the Market Abuse Directive as regards exemptions for

buyback programmes and stabilization of financial

instruments [No 2273/2003]; [Authority expires the

earlier of the conclusion of the next AGM of the

Company held in 2010 or 30 SEP 2010]; and the Company

 before the expiry, may make a contract to purchase

ordinary shares which will or may be executed wholly

or partly after such expiry

PROPOSAL #S.10: Approve that a general meeting other         ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 days'

clear notice

PROPOSAL #S.11: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company with effect form 01 OCT 2009 as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELECTROSTEEL CASTINGS LTD

  TICKER:                  N/A                 CUSIP:   Y2285U165

  MEETING DATE:      8/18/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the balance         ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009 and the profit and loss

account for the YE on that date and the report of

Directors and Auditors thereon

PROPOSAL #2.: Declare a dividend by the Company, as          ISSUER            YES             FOR                  FOR

recommended by the Board of Directors for the YE 31

MAR 2009

PROPOSAL #3.: Re-appoint Mr. Binod Khaitan as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. N. C. Bahl as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Appoint the Statutory Auditors and                ISSUER            YES             FOR                  FOR

approve to fix their remuneration

PROPOSAL #S.6: Approve, in accordance with the                   ISSUER            YES             FOR                  FOR

provisions of Section 309 of the Companies Act 1956,

to pay and distribute a sum not exceeding 1% per

annum of the net profits of the Company, computed in

the manner referred in sub-section (1) of Section 198

 of the Companies Act, 1956 amongst the Directors of

the Company [other than Managing/Whole-time

Directors, if any, for the time being of the Company]

 or some or any of them; in such amounts or

proportions and in such manner and in all respects as

 may be directed and decided by the Board of

Directors within the ceiling of 1% and such payments

shall be made in respect of the profits of the

Company for each year for a period of 5 years

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELECTROSTEEL CASTINGS LTD

  TICKER:                  N/A                 CUSIP:   Y2285U165

  MEETING DATE:      10/24/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve to replace the existing                   ISSUER            YES             FOR                  FOR

Article 94 of the Articles of Association of the

Company by the New Article, as specified

PROPOSAL #S.2: Authorize the Board of Directors of            ISSUER            YES         AGAINST           AGAINST

the Company [hereinafter referred to as the Board

which term shall be deemed to include any Committee

to which the Board may or have delegated all or any

of its powers], pursuant to Section 81(1A) and other

applicable provisions, if any, of the Companies Act,

1956 and other applicable provisions including

Securities and Exchange Board of India (SEBI) Act,

1992, Securities and Exchange Board Of India [Issue

And Listing Of Debt Securities] Regulations, 2008 and

 Foreign Exchange Management Act 1999, and the

enabling provisions of the Memorandum of Association

and Articles of Association of the Company, the

Listing Agreements entered into by the Company with

the stock exchanges on which the Company's shares are

 listed and, subject to the approvals, consents,

permissions and sanctions of appropriate authorities,

 institutions or bodies, whether in India and/or

abroad, as may be necessary, consent, authority and

to offer, issue and allot eligible securities

including equity shares and/or non convertible debt

instruments along with warrants [hereinafter

collectively referred to as the Securities] through

Qualified Institutions Placement (QIP), as the

Company may be advised, whether rupee denominated or

denominated in foreign currency, to eligible

qualified institutional buyers on private placement

basis in terms of the Securities and Exchange Board

of India [issue of capital and disclosure

requirements] regulations, 2009 [SEBI (ICDR)

regulations] and as the Board may in its absolute

discretion decide, whether or not such qualified

institutional buyers are the Members of the Company,

to all or any of them, jointly or severally, such

offer, issue and allotment to be made at such time/s,

 in such tranch or tranches, at such price/sand in

such manner and form including in physical/demat, and

 on such terms and conditions as the Board may in its

 absolute discretion think fit and proper but in

accordance with the aforesaid acts, regulations, and

other provisions provided that, the aggregate value

of the Securities issued and allotted and/or to be

issued and allotted on exercise of option on

warrants, shall not exceed INR 600 crores; in case of

 allotment of warrants the holders thereof shall

become entitled to exercise the option to convert the

 same into equity shares of the Company as per SEBI

(ICDR) Regulations at a price not less than the

average of the weekly high and low of the closing

prices of the equity shares of the same class quoted

on the stock exchange during the 2 weeks preceding

the relevant date; in pursuance of the aforesaid

resolutions: i) the Securities to be so offered,

issued and allotted shall be subject to the

provisions of the Memorandum and Articles of

Association of the Company; and ii) the relevant date

 for determining the floor price of the Securities in

 accordance with the SEBI (ICDR) regulations shall be

 the date of the meeting in which the Board decides

to open the respective issue; authorize the Board, to

PROPOSAL #S.3: Authorize the Company, pursuant to the        ISSUER            YES             FOR                  FOR

 provisions of Foreign Exchange Management Act, 1999

and regulations made thereunder and subject to such

consents, approvals and permissions, as may be

required, for investments in the Company by Non-

Residents [hereinafter referred to as the

NRIs]/Foreign Institutions Investors, including their

 sub-accounts [hereinafter referred to as the FIIs]

in the shares, or other securities, convertible into

shares of the Company, by direct subscription or by

purchase or acquisition from market under the

Portfolio Investment Scheme under FEMA up to 49% of

the paid up equity share capital or paid up value of

the respective securities convertible into equity

shares of the Company, subject to the limits as may

be applicable to the respective category of investors

 as per FEMA regulations; authorize the Board of

Directors or any Officials appointed by the Board to

do all such acts, deeds, matters and things and

execute all documents pr writings as may be

necessary, proper or expedient for the purpose of

giving effect to the aforesaid

PROPOSAL #S.4: Authorize the Company, subject to the         ISSUER            YES         AGAINST           AGAINST

approval, wherever necessary, of the existing lenders

 and charge holders, in terms of Section 293(1)(a)

and all other applicable provisions of the Companies

Act, 1956, [including any statutory modification or

re-enactment thereof, for the time being in force],

to the Board of Directors [hereinafter referred to as

 the Board which term shall be deemed to include any

Committee which the Board may constitute for this

purpose] to mortgage, charge, pledge or otherwise

encumber the whole or substantially the whole of the

undertaking(s) of the Company in addition to all

existing charges created and/or in the process of

being created by the Company, in such form and manner

 and with such ranking and at such time and on such

terms as the Board may determine in consultation with

 the existing lenders and charge holders, on all or

any of the immoveable and/or moveable properties of

the Company, both present and future and/or the whole

 or any part of the undertaking(s) of the Company,

for securing the borrowings availed/to be availed by

the Company and/or any of the Company's

holding/subsidiary/affiliate/associate Company, by

way of loan(s) (in foreign currency and/or rupee

currency) and Securities [comprising fully/partly

Convertible Debentures and/or Non Convertible

Debentures with or without detachable or non-

detachable Warrants and/or secured premium notes

and/or floating rates notes/bonds or other debt

instruments], issued/to be issued by the Company,

from time to time, subject to the limits of up to INR

 3,500 crores together with interest at the

respective agreed rates, additional interest,

compound interest in case of default, accumulated

interest, liquidated damages, commitment charges,

premia on prepayment, remuneration of the

Agent(s)/Trustees, premium (if any) on redemption,

all other costs, charges and expenses, including any

increase as a result of devaluation/revaluation/

fluctuation in the rates of exchange and all other

monies payable by the Company in terms of Loan

Agreement(s), Debenture Trust Deed(s) or any other

document, entered into/to be entered into between the

 Company and the Lender(s)/Agent(s) and Trustee(s)/

Trustee(s), in respect of the said

loans/borrowings/debentures and containing such

specific terms and conditions and covenants in

respect of enforcement of security as may be

stipulated in that behalf and agreed to between the

Board of Directors or Committee thereof and the

Lender(s)/Agent(s)and Trustee(s)/Trustee(s);

authorize the Board and/or its duly constituted

Committee, for the purpose of giving effect to this

resolution, to finalize, settle and execute such

documents/deeds/ writings/papers/agreements as may be

 required and do all such acts, deeds, matters and

things, as it may in its absolute discretion deem

necessary, proper or desirable and to settle any

question, difficulty or doubt that may arise in

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELEKTA AB

  TICKER:                  N/A                 CUSIP:   W2479G107

  MEETING DATE:      9/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Election of Advokat Bertil Villard as          ISSUER             NO              N/A                  N/A

the Chairman of the meeting

PROPOSAL #3.: Preparation and approval of the list of        ISSUER             NO              N/A                  N/A

 shareholders entitled to vote at the meeting

PROPOSAL #4.: Approval of the agenda                                     ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Election of 1 or 2 minutes-checkers               ISSUER             NO              N/A                  N/A

PROPOSAL #6.: Determination of whether the meeting            ISSUER             NO              N/A                  N/A

has been duly convened

PROPOSAL #7.: Presentation of the annual report and          ISSUER             NO              N/A                  N/A

the Auditors' report for the Parent Company and the

consolidated accounts and the Auditors' report for

the Group

PROPOSAL #8.: Adoption of the balance sheet and                 ISSUER            YES             FOR                  FOR

income statement and the consolidated balance sheet

and consolidated income statement

PROPOSAL #9.: Approve that of the Company's                        ISSUER            YES             FOR                  FOR

unappropriated earnings, SEK 864,476,243 an amount

representing SEK 2 per share should be distributed as

 dividend to the shareholders and that the remaining

unappropriated earnings shall be carried forward;

record day for the dividends is proposed to be 18 SEP

 2009

PROPOSAL #10.: Grant discharge to the Members of the         ISSUER            YES             FOR                  FOR

Board of Directors and Chief Executive Officer from

personal liability

PROPOSAL #11.: Receive the report on the work of the         ISSUER             NO              N/A                  N/A

Election Committee

PROPOSAL #12.: Approve that the Board shall consist          ISSUER            YES             FOR                  FOR

of 8 Members, without Deputy Members

PROPOSAL #13.: Approve that a remuneration shall be          ISSUER            YES             FOR                  FOR

paid to the Board at a total of SEK 2,685,000 of

which SEK 570,000 to the Chairman of the Board, SEK

285,000 to each of the External Members of the Board,

 SEK 70,000 shall be paid to the Chairman of the

Company's Compensation Committee and SEK 35,000 to

any other Member of said Committee, SEK 120,000 shall

 be paid to the Chairman of the Company's Audit

Committee and SEK 60,000 to any other Member of said

Committee; that no remuneration shall be paid to the

Members of the Board that are employed by the

Company; and that the remuneration to the Auditors be

 paid according to an approved account

PROPOSAL #14.: Re-elect Messrs. Akbar Seddigh, Carl          ISSUER            YES         AGAINST           AGAINST

G. Palmstierna, Laurent Leksell, Tommy H. Karlsson,

Hans Barella, Birgitta Stymne Goransson, Luciano

Cattani and Vera Kallmeyer as the Members of the

Board and Mr. Akbar Seddigh as the Chairman of the

PROPOSAL #15.: Approve the specified guidelines for          ISSUER            YES             FOR                  FOR

remuneration to the Executive Management

PROPOSAL #16.a: Authorize the Board, on 1 or more              ISSUER            YES             FOR                  FOR

occasions, during the period until the next AGM, to

decide on acquisition of a maximum number of own

shares to the extent that after purchase the Company

holds not more than 10% of the total number of shares

 in the Company; the repurchase shall be carried out

on the NASDAQ OMX Stockholm at a price within the

registered price interval (spread) at any given time,

 that is the interval between the highest bid price

and the lowest ask price, and in other respects in

accordance with the rules of the NASDAQ OMX Stockholm

 at any given time

PROPOSAL #16.b: Authorize the Board, on 1 or more              ISSUER            YES             FOR                  FOR

occasions, during the period until the next AGM, to

decide on the transfer of shares in the Company; the

transfer of shares may only be made in conjunction

with financing of acquisitions and other types of

strategic investments and may be carried out in the

maximum amount of own shares that the Company holds

at any given time; in conjunction with the

acquisition of the Companies, the transfer may be

effected with waiver of the shareholders preferential

 rights and to a price within the so-called spread

(see Resolution 16A) at the time of the decision on

transfer and in accordance with the rules of the

NASDAQ OMX Stockholm at any given time; the payment

for the thus transferred shares may be made in cash

or through non-cash issue or offsetting of claims

against the Company, or on specific terms

PROPOSAL #16.c: Approve the transfer of own shares,          ISSUER            YES             FOR                  FOR

in the maximum number of 232,000, to the employees in

 accordance with the Performance Share Program 2009;

authorize the Board, on 1 or more occasions, during

the period until the next AGM, to decide to on NASDAQ

 OMX Stockholm, transfer no more than 32,000 shares,

out of the holding of 232,000 shares, in order to

cover certain payment, mainly social security

payment; the transfer may be effected with waiver of

the shareholders preferential rights and to a price

within the so-called spread (see Resolution 16A) at

the time of the decision on transfer and in

accordance with the rules of the NASDAQ OMX Stockholm

PROPOSAL #17.: Approve the decision on the incentive         ISSUER            YES             FOR                  FOR

program

PROPOSAL #18.: Question regarding appointment of the         ISSUER             NO              N/A                  N/A

Election Committee

PROPOSAL #19.a: Amend the means for announcing the            ISSUER            YES             FOR                  FOR

invitation in accordance with Section 8 of the

Articles of Association; and amend the Articles of

Association in accordance with above shall be

conditional upon the proposed amendment in the

Swedish Companies Act (SFS 2005:551) concerning the

method for the invitation to attend the AGM coming

into effect and that the above proposed formulation

of the Articles of Association shall be in accordance

 with the Swedish Companies Act

PROPOSAL #19.b: Approve that the formulations                     ISSUER            YES             FOR                  FOR

regarding the timetable for invitation to attend the

general meeting in Section 8 of the Articles of

Association shall be deleted as these formulations

regarding the timetable are included in the Swedish

Companies Act

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELEKTA AB

  TICKER:                  N/A                 CUSIP:   W2479G107

  MEETING DATE:      9/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Election of Advokat Bertil Villard as          ISSUER             NO              N/A                  N/A

the Chairman of the meeting

PROPOSAL #3.: Preparation and approval of the list of        ISSUER             NO              N/A                  N/A

 shareholders entitled to vote at the meeting

PROPOSAL #4.: Approval of the agenda                                     ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Election of 1 or 2 minutes-checkers               ISSUER             NO              N/A                  N/A

PROPOSAL #6.: Determination of whether the meeting            ISSUER             NO              N/A                  N/A

has been duly convened

PROPOSAL #7.: Presentation of the annual report and          ISSUER             NO              N/A                  N/A

the Auditors' report for the Parent Company and the

consolidated accounts and the Auditors' report for

the Group

PROPOSAL #8.: Adoption of the balance sheet and                 ISSUER            YES             FOR                  FOR

income statement and the consolidated balance sheet

and consolidated income statement

PROPOSAL #9.: Approve that of the Company's                        ISSUER            YES             FOR                  FOR

unappropriated earnings, SEK 864,476,243 an amount

representing SEK 2 per share should be distributed as

 dividend to the shareholders and that the remaining

unappropriated earnings shall be carried forward;

record day for the dividends is proposed to be 18 SEP

 2009

PROPOSAL #10.: Grant discharge to the Members of the         ISSUER            YES             FOR                  FOR

Board of Directors and Chief Executive Officer from

personal liability

PROPOSAL #11.: Receive the report on the work of the         ISSUER             NO              N/A                  N/A

Election Committee

PROPOSAL #12.: Approve that the Board shall consist          ISSUER            YES             FOR                  FOR

of 8 Members, without Deputy Members

PROPOSAL #13.: Approve that a remuneration shall be          ISSUER            YES             FOR                  FOR

paid to the Board at a total of SEK 2,685,000 of

which SEK 570,000 to the Chairman of the Board, SEK

285,000 to each of the External Members of the Board,

 SEK 70,000 shall be paid to the Chairman of the

Company's Compensation Committee and SEK 35,000 to

any other Member of said Committee, SEK 120,000 shall

 be paid to the Chairman of the Company's Audit

Committee and SEK 60,000 to any other Member of said

Committee; that no remuneration shall be paid to the

Members of the Board that are employed by the

Company; and that the remuneration to the Auditors be

 paid according to an approved account

PROPOSAL #14.: Re-elect Messrs. Akbar Seddigh, Carl          ISSUER            YES         AGAINST           AGAINST

G. Palmstierna, Laurent Leksell, Tommy H. Karlsson,

Hans Barella, Birgitta Stymne Goransson, Luciano

Cattani and Vera Kallmeyer as the Members of the

Board and Mr. Akbar Seddigh as the Chairman of the

PROPOSAL #15.: Approve the specified guidelines for          ISSUER            YES             FOR                  FOR

remuneration to the Executive Management

PROPOSAL #16.A: Authorize the Board, on 1 or more              ISSUER            YES             FOR                  FOR

occasions, during the period until the next AGM, to

decide on acquisition of a maximum number of own

shares to the extent that after purchase the Company

holds not more than 10% of the total number of shares

 in the Company; the repurchase shall be carried out

on the NASDAQ OMX Stockholm at a price within the

registered price interval (spread) at any given time,

 that is the interval between the highest bid price

and the lowest ask price, and in other respects in

accordance with the rules of the NASDAQ OMX Stockholm

 at any given time

PROPOSAL #16.B: Authorize the Board, on 1 or more              ISSUER            YES             FOR                  FOR

occasions, during the period until the next AGM, to

decide on the transfer of shares in the Company; the

transfer of shares may only be made in conjunction

with financing of acquisitions and other types of

strategic investments and may be carried out in the

maximum amount of own shares that the Company holds

at any given time; in conjunction with the

acquisition of the Companies, the transfer may be

effected with waiver of the shareholders preferential

 rights and to a price within the so-called spread

(see Resolution 16A) at the time of the decision on

transfer and in accordance with the rules of the

NASDAQ OMX Stockholm at any given time; the payment

for the thus transferred shares may be made in cash

or through non-cash issue or offsetting of claims

against the Company, or on specific terms

PROPOSAL #16.C: Approve the transfer of own shares,          ISSUER            YES             FOR                  FOR

in the maximum number of 232,000, to the employees in

 accordance with the Performance Share Program 2009;

authorize the Board, on 1 or more occasions, during

the period until the next AGM, to decide to on NASDAQ

 OMX Stockholm, transfer no more than 32,000 shares,

out of the holding of 232,000 shares, in order to

cover certain payment, mainly social security

payment; the transfer may be effected with waiver of

the shareholders preferential rights and to a price

within the so-called spread (see Resolution 16A) at

the time of the decision on transfer and in

accordance with the rules of the NASDAQ OMX Stockholm

PROPOSAL #17.: Approve the decision on the incentive         ISSUER            YES             FOR                  FOR

program

PROPOSAL #18.: Question regarding appointment of the         ISSUER            YES             FOR                  FOR

Election Committee

PROPOSAL #19.A: Amend the means for announcing the            ISSUER            YES             FOR                  FOR

invitation in accordance with Section 8 of the

Articles of Association; and amend the Articles of

Association in accordance with above shall be

conditional upon the proposed amendment in the

Swedish Companies Act (SFS 2005:551) concerning the

method for the invitation to attend the AGM coming

into effect and that the above proposed formulation

of the Articles of Association shall be in accordance

 with the Swedish Companies Act

PROPOSAL #19.B: Approve that the formulations                     ISSUER            YES             FOR                  FOR
regarding the timetable for invitation to attend the

general meeting in Section 8 of the Articles of

Association shall be deleted as these formulations

regarding the timetable are included in the Swedish

Companies Act

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELEMENTIS PLC

  TICKER:                  N/A                 CUSIP:   G2996U108

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Directors report          ISSUER            YES             FOR                  FOR

and the audited financial statements for the YE 31

DEC 2009 and the report of the Auditors thereon

PROPOSAL #2: Declare a final dividend on the ordinary        ISSUER            YES             FOR                  FOR

 shares

PROPOSAL #3: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

Report for the YE 31 DEC 2009

PROPOSAL #4: Re-elect Robert Beeston as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #5: Re-elect David Dutro as a Director of            ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #6: Re-appoint KPMG Audit Plc as the Auditors      ISSUER            YES             FOR                  FOR

PROPOSAL #7: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 remuneration of the Auditors

PROPOSAL #8: Approve to renew the authority conferred        ISSUER            YES             FOR                  FOR

 by Article 4.2 of the Company's Articles of

Association and so that for this purpose the Section

551 amount in the Companies Act 2006 Act 2006  will

be GBP 7,467,967 and the prescribed period will be

the period from the date this resolution is passed;

and  Authority expires the earlier of the date of the

 next AGM or 30 JUNE 2011

PROPOSAL #9: Approve and adopt the amended Rules of          ISSUER            YES             FOR                  FOR

the Elementis Plc 2008 Long Term Incentive Plan  plan

 , the main amendment to and principal features, as

specified  subject to such modification as the

Directors may consider necessary or desirable to take

 account of the requirements of the UK Listing

Authority and the London Stock Exchange or for the

purposes of implementing and giving effect to the

plan as produced to be amended , and approve the

grant of awards under the plan in 2010 and subsequent

 years subject to performance conditions relating to

the Company's earnings per share and total

shareholder return on the basis, as specified

PROPOSAL #10: Approve and adopt the amended Rules of         ISSUER            YES             FOR                  FOR

the Elementis Plc US Share Save Plan 2008  US Plan ,

the principal features, as specified, subject to such

 modifications as the Directors may consider

necessary o desirable to take account of the

requirements of the UK Listing Authority and the

London Stock Exchange or for the purposes of

implementing and giving effect to the US plan,

including to take account of any applicable local

tax, exchange control or securities law

PROPOSAL #S.11: Approve, for the purposes of the                ISSUER            YES             FOR                  FOR

Companies  Shareholders' Rights  Regulations 2009,

any general meeting of the Company other than the AGM

 may be held at 14 clear days' notice even if the

purpose of such general meeting is for the purposes

of passing a special resolution

PROPOSAL #S.12: Approve to renew the power conferred         ISSUER            YES             FOR                  FOR

by Article 4.4 of the Company's Articles of

Association and so that for this purpose the Section

561 amount under the 2006 Act will be GBP 1,120,307

and the prescribed period will be the period from the

 date this resolution is passed and such power shall

extend to the sale of treasury shares  within the

meaning of Section 724 of the 2006 Act for cash as if

 in respect of any such sale the words pursuant to

the authority conferred by Article 4.2 were omitted

from the second line of Article 4.4 and for the

purpose of such power the reference Article 4.4  a to

 all holders  at a date selected by the Board  of

issued ordinary shares as nearly as practicable  in

proportion to the number of ordinary shares

respectively held by them shall be deemed exclude the

 Company in respect of any treasury shares held by

it;  Authority expires the earlier of the date of the

 next AGM or 30 JUN 2011

PROPOSAL #S.13: Approve to renew the authority                   ISSUER            YES             FOR                  FOR

conferred on the Company, at the 12 AGM to make

market purchases  Section 690 of the 2006 Act  of up

to 44,812,286 ordinary shares of 5 pence each in the

capital of the Company, at a minimum price of 5 pence

 and not more than 105% above the average market

value for such shares derived from the London Stock

Exchange Daily Official List, over the previous 5

business days;  Authority expires the earlier of the

conclusion of the next AGM of the Company or 30 JUN

2011 ; the Company may make a contract to purchase

its own shares which will or may be executed wholly

or partly after such expiry

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELIA SYSTEM OPERATOR SA/NV, BRUXELLES

  TICKER:                  N/A                 CUSIP:   B35656105

  MEETING DATE:      10/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the special Board report and            ISSUER             NO              N/A                  N/A

special Auditor report

PROPOSAL #2.: Approve the double capital increase              ISSUER             NO              N/A                  N/A

with elimination of preemptive rights

PROPOSAL #3.: Approve that, grant power of attorney          ISSUER             NO              N/A                  N/A

to Directors regarding item 2

PROPOSAL #4.: Amend the Articles 4.6 and 10                        ISSUER             NO              N/A                  N/A

regarding: reference to recent changes in Belgian Law

PROPOSAL #5.: Amend the Article 5.4 regarding:                   ISSUER             NO              N/A                  N/A

conversion of bearer shares

PROPOSAL #6.: Amend the Articles 13.2 and 15.1                   ISSUER             NO              N/A                  N/A

regarding: Audit Committee

PROPOSAL #7.: Amend the Articles Regarding: cross              ISSUER             NO              N/A                  N/A

references in Articles 17 and 19.6

PROPOSAL #8.: Approve to remove Article 37                           ISSUER             NO              N/A                  N/A

PROPOSAL #9.: Grant authority to repurchase shares in        ISSUER             NO              N/A                  N/A

 the event of a Public Tender Offer or Share Exchange

 Offer

PROPOSAL #10.: Approve to renumber Article 39                      ISSUER             NO              N/A                  N/A

PROPOSAL #11: Approve to introduce temporary                       ISSUER             NO              N/A                  N/A

provision regarding: Board Member Independence

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELIA SYSTEM OPERATOR SA/NV, BRUXELLES

  TICKER:                  N/A                 CUSIP:   B35656105

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the presentation of the special         ISSUER             NO              N/A                  N/A

report of the Board of Directors in accordance with

Article 604 of the Belgian Companies code relating to

 the authorization to the Board of Directors to

increase the capital in the framework of the

authorized capital, as envisaged in point 2 of the

agenda of the EGM, and the special circumstances that

 allow making use of the authorized capital and the

purposes aspired therewith

PROPOSAL #2: Authorize the Board of Directors in                ISSUER             NO              N/A                  N/A

relation to authorized capital

PROPOSAL #3: Receive the presentation of the special         ISSUER             NO              N/A                  N/A

reports of the Board of Directors and the Statutory

Auditors, drawn up in accordance with Article 582 of

the Belgian Companies code, in relation to the issue

of shares below par value of the existing shares and

in accordance with Article 596 of the Belgian

Companies code in relation to the issue of shares

with cancellation of the preferential subscription

right of the existing shareholders as envisaged in

point 4 of the agenda of the EGM

PROPOSAL #4: Approve the cancellation of the                       ISSUER             NO              N/A                  N/A

preferential subscription right of the existing

shareholders in the event of a capital increase

PROPOSAL #5: Approve to increase the capital, through        ISSUER             NO              N/A                  N/A

 a private placement and public offer, for an amount

of maximum 300 million EUR    300.000.000   including

 a possible issue premium  by contribution in cash,

fully subscribed, with exclusion of the preferential

subscription right

PROPOSAL #6: Approve the powers of attorney                         ISSUER             NO              N/A                  N/A

PROPOSAL #7: Receive the presentation of the special         ISSUER             NO              N/A                  N/A

report of the Board of Directors pursuant to Article

560 of the Belgian Companies Code relating to the

change of the rights conferred to the different

classes of shares

PROPOSAL #8: Amend Article 5.3 of the Articles of              ISSUER             NO              N/A                  N/A

Association to provide that the Class A shares and

Class C shares that are converted into shares in

dematerialized form, can be sold on the stock

exchange or in the form of one or more block trades,

of a private placement with institutional investors,

of a public offer or otherwise

PROPOSAL #9: Amend Article 13.5 of the Articles of            ISSUER             NO              N/A                  N/A

Association to clarify that the rights of Class A and

 C shareholders to present candidates are determined

pro rata to the number that the respective Class A

and C shares represent towards the aggregate number

of Class A and C shares

PROPOSAL #10: Approve the recordation of the                       ISSUER             NO              N/A                  N/A

conversion of Class A shares in Class C shares as a

result of a transfer of shares by a Class A

shareholder to a Class C shareholder

PROPOSAL #11: Miscellaneous                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELIA SYSTEM OPERATOR SA/NV, BRUXELLES

  TICKER:                  N/A                 CUSIP:   B35656105

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Approve the resignation of Mrs. Ingrid        ISSUER             NO              N/A                  N/A

 Lieten as an Independent Director

PROPOSAL #1.2: Appointment of an Independent Director        ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Receive the annual report of the Board         ISSUER             NO              N/A                  N/A

of Directors on the annual accounts for the FYE 31

DEC 2009

PROPOSAL #3.: Receive the report of the statutory              ISSUER             NO              N/A                  N/A

Auditors on the annual accounts for the FYE 31 DEC

PROPOSAL #4.: Approve the annual accounts for the FYE        ISSUER             NO              N/A                  N/A

 31 DEC 2009, including the allocation of result

PROPOSAL #5.: Receive the annual report of the Board         ISSUER             NO              N/A                  N/A

of Directors on the consolidated annual accounts

[IFRS] for the FYE 31 DEC 2009

PROPOSAL #6.: Receive the report of the statutory              ISSUER             NO              N/A                  N/A

Auditors on the consolidated annual accounts [IFRS]

for the FYE 31 DEC 2009

PROPOSAL #7.: Approve the discussion of the                        ISSUER             NO              N/A                  N/A

consolidated annual accounts [IFRS] for the FYE 31

DEC 2009

PROPOSAL #8.: Grant discharge to the Directors and            ISSUER             NO              N/A                  N/A

the statutory Auditors

PROPOSAL #9.: Miscellaneous                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELISA CORPORATION, HELSINKI

  TICKER:                  N/A                 CUSIP:   X1949T102

  MEETING DATE:      3/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Calling the meeting to order                             ISSUER             NO              N/A                  N/A

PROPOSAL #3: Election of persons to scrutinize the            ISSUER             NO              N/A                  N/A

minutes and to supervise the counting

PROPOSAL #4: Recording the legality of the meeting             ISSUER             NO              N/A                  N/A

PROPOSAL #5: Recording the attendance at the meeting         ISSUER             NO              N/A                  N/A

and adoption of the list of votes

PROPOSAL #6: Presentation of the financial                          ISSUER             NO              N/A                  N/A

statements, the report of the Board of Directors and

the Auditor's report for the year 2009

PROPOSAL #7: Adopt the accounts                                              ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve the actions on profit or loss            ISSUER            YES             FOR                  FOR

and the Boards proposal of capital repayment of EUR

0.92 per share and authorize the Board to donate max

EUR 700.000 in 2010 to Finnish Universities

PROPOSAL #9: Grant discharge from liability                         ISSUER            YES             FOR                  FOR

PROPOSAL #10: Approve the remuneration of the Board          ISSUER            YES             FOR                  FOR

Members

PROPOSAL #11: Approve the number of the Board Members        ISSUER            YES             FOR                  FOR

PROPOSAL #12: Approve the proposal by the                            ISSUER            YES             FOR                  FOR

Compensation and Nomination Committee to re-elect P.

Korhonen, R. Lind, A. Lehtoranta, E. Palin-Lehtinen,

R. Siilasmaa and O. Virolainen and elect a new Member

 L. Niemisto to the Board

PROPOSAL #13: Approve the remuneration of the Auditor        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #14: Approve the number of the Auditors                ISSUER            YES             FOR                  FOR

PROPOSAL #15: Elect the Auditor                                              ISSUER            YES             FOR                  FOR

PROPOSAL #16: Amend the Article of Association                    ISSUER            YES             FOR                  FOR

PROPOSAL #17: Authorize the Board to decide on                   ISSUER            YES             FOR                  FOR

distribution of funds from unrestricted equity

PROPOSAL #18: Authorize Board to decide on acquiring         ISSUER            YES             FOR                  FOR

Company's own shares

PROPOSAL #19: Authorize Board to decide on share                ISSUER            YES             FOR                  FOR

issue and granting special rights entitling Company's

PROPOSAL #20: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELITE SEMICONDUCTOR MEMORY TECHNOLOGY INC

  TICKER:                  N/A                 CUSIP:   Y2287H105

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The revision to the rules of the Board        ISSUER             NO              N/A                  N/A

 meeting

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.005 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.6.A: Election of Chen, Hsing-Hai                      ISSUER            YES             FOR                  FOR

Shareholder No. 75  as a Director

PROPOSAL #B.6.B: Election of Chang, Ming-Chien                  ISSUER            YES             FOR                  FOR

Shareholder No. 27  as a Director

PROPOSAL #B.6.C: Election of HO, Chih-Hong                         ISSUER            YES             FOR                  FOR

Shareholder No. 12931  as a Director

PROPOSAL #B.6.D: Election of ESMT Foundation                       ISSUER            YES             FOR                  FOR

Representative: Lai, Fu-Ming  Shareholder No. 58828

as a Supervisor

PROPOSAL #B.6.E: Election of Sheng, Wei-Ming  ID No.         ISSUER            YES             FOR                  FOR

A120242292  as a  Supervisor

PROPOSAL #B.6.F: Election of Tu, Mao-Hsiung                        ISSUER            YES             FOR                  FOR

Shareholder No. 53284  as a Supervisor

PROPOSAL #B.7: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.8: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELITEGROUP COMPUTER SYSTEMS CO LTD

  TICKER:                  N/A                 CUSIP:   Y22877107

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The establishment for the rules of the        ISSUER             NO              N/A                  N/A

 board meeting

PROPOSAL #A.4: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Receive the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.5 per share

PROPOSAL #B.3: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of trading derivatives

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.6: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.7: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.8: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELLAKTOR SA, ATHENS

  TICKER:                  N/A                 CUSIP:   X1959E102

  MEETING DATE:      7/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the abolition of the Stock                ISSUER             NO              N/A                  N/A

Option Plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELLAKTOR SA, ATHENS

  TICKER:                  N/A                 CUSIP:   X1959E102

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approval the annual parent and                        ISSUER             NO              N/A                  N/A

consolidated financial statements for the YE 31 DEC

2009, along with the relevant Board of Directors and

Auditors reports, earnings distribution

PROPOSAL #2: Approve the waiver of liability of the          ISSUER             NO              N/A                  N/A

Board of Directors and the Auditors for the

management of the Company and the parent and

consolidated financial statements for the year 2009

PROPOSAL #3: Approve the fees and remuneration of the        ISSUER             NO              N/A                  N/A

 members of the Board of Directors for the year 2009

PROPOSAL #4: Election of an ordinary and a deputy              ISSUER             NO              N/A                  N/A

certified auditor accountant for the audit of the

fiscal year 2010 and determination of their fees

PROPOSAL #5: Grant the authority as per Article 23            ISSUER             NO              N/A                  N/A

paragraph 1 of COD. Law 2190/20, to the members of

the Board of Directors and to managers of the Company

 to participate to the Board of Directors or the

management of the group's companies or other

companies regardless of their scope of activities

PROPOSAL #6: Grant the authority as per Article 23A          ISSUER             NO              N/A                  N/A

of COD. law 2190/20, for conclusion, extension or

renewal of contracts between the Company and

affiliated parties, under the provision of Article

42E paragraph 5 COD. law 2190/20

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELRINGKLINGER AG, DETTINGEN/ERMS

  TICKER:                  N/A                 CUSIP:   D2462K108

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the reports

 pursuant to Sections 289(4) and 315(4) of the German

 Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 11,520,000 as follows

payment of a dividend of EUR 0.20 per no-par share

Ex-dividend date: 24 MAY 2010 payable date: 25 MAY

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: PricewaterhouseCoopers AG, Stuttgart

PROPOSAL #6.: Approval of the remuneration system for        ISSUER            YES             FOR                  FOR

 members of the Board of Managing Directors

PROPOSAL #7.1: Election of Rainer Hahn to the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #7.2: Election of Karl-Uwe van Husen to the         ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #7.3: Election of Thomas Klinger-Lohr to the        ISSUER            YES             FOR                  FOR

 Supervisory Board

PROPOSAL #7.4: Election of Walter Herwarth Lechler to        ISSUER            YES             FOR                  FOR

 the Supervisory Board

PROPOSAL #7.5: Election of Helmut Lerchner to the              ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #7.6: Election of Manfred Strauss to the              ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #8.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association in respect of the Supervisory Board

Section 9(1) , regarding the Supervisory Board

comprising 12 members, six to be elected by the

shareholders and six by the employees Section 10(1),

regarding the Supervisory Board electing a new

Chairman annually after the shareholders meeting

PROPOSAL #9.: Resolution on the authorization to                ISSUER            YES             FOR                  FOR

acquire own shares the company shall be authorized to

 acquire own shares of up to 10% of the share capital

 at prices not deviating more than 10% from the

market price of the shares, on or before 21 MAY 2015

the Board of Managing Directors shall be authorized

to dispose of the shares in a manner other than the

stock exchange or a rights offering, to offer the

shares to employees of the Company and its

affiliates, to use the shares for mergers and

acquisitions and to retire the shares

PROPOSAL #10.: Resolution on the creation of new                ISSUER            YES             FOR                  FOR

authorized capital and the amendment to the Articles

of Association the Board of Managing Directors shall

be authorized, with the consent of the Supervisory

Board, to increase the share capital by up to EUR

28,800,000 through the issue of new bearer no-par

shares against contributions in cash and/or kind, for

 a period of five years, on or before 25 MAY 2015,

shareholders subscription rights may be excluded for

a capital increase against cash payment of up to 10%

 of the share capital if the shares are is sued at a

price not materially below the market price of

identical shares, and for residual amounts

PROPOSAL #11.: Amendments to the Articles of                       ISSUER            YES             FOR                  FOR

Association in connection with the shareholder rights

 directive implementation law [ARUG] a) Section

15(2)1, regarding the Board Managing Directors having

 the power to allow the audiovisual transmission of

the shareholders' meeting b) Section 16(2), regarding

 the convocation of the shareholders' meeting at

least 30 days prior to the meeting in the electronic

federal gazette c) Section 17(1), regarding the

shareholders being authorized to attend and vote only

 if they are registered in the Company's share

register and have applied in written form at least

six days prior to the meeting d) Section 18(3)2,

regarding proxy authorization and revocation being

issued in written form

PROPOSAL #12.: Amendment to the Articles of                        ISSUER            YES             FOR                  FOR

Association concerning the shareholders' meeting

venue Section 16(1)1, regarding the shareholders'

meeting taking place at the Company's seat or any

other town in Baden-Wurttemberg with at least 20,000

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EMECO HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Q34648107

  MEETING DATE:      11/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect Mr. Robert Bishop as a Non-                  ISSUER            YES             FOR                  FOR

Executive Director of the Company, who retires by

rotation at the close of the meeting in accordance

with the Company's Constitution

PROPOSAL #2.: Elect Mr. Peter Johnston as a Non-                ISSUER            YES             FOR                  FOR

Executive Director of the Company, who retires by

rotation at the close of the meeting in accordance

with the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

FYE 30 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EMENTOR ASA, OSLO

  TICKER:                  N/A                 CUSIP:   R0728G106

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of Chair person  for the meeting      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of an individual to  sign the          ISSUER            YES             FOR                  FOR

minutes jointly with the  Chair person

PROPOSAL #3: Approve the notice of the  meeting and          ISSUER            YES             FOR                  FOR

agenda

PROPOSAL #4: Receive the report from the CEO                       ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the financial  statements and            ISSUER            YES             FOR                  FOR

annual report for  2009 for the parent Company and

group, including YE allocation

PROPOSAL #6: Approve the distribution of  dividend             ISSUER            YES             FOR                  FOR

PROPOSAL #7: Approve the Auditor's  fee                                ISSUER            YES             FOR                  FOR

PROPOSAL #8: Adopt the remuneration to  be paid to            ISSUER            YES             FOR                  FOR

Board members

PROPOSAL #9: Election of new Board of  Directors                ISSUER            YES             FOR                  FOR

PROPOSAL #10: Approve the Board of Director's                     ISSUER            YES         AGAINST           AGAINST

declaration  and guidelines in accordance with

Section 6-16a of the Norwegian  Public Limited

Companies Act

PROPOSAL #11: Authorize the board  of Directors to            ISSUER            YES         AGAINST           AGAINST

increase the share  capital in connection with the

fulfillment of the Company's  share option programme

PROPOSAL #12: Authorize the  Board of Directors to            ISSUER            YES             FOR                  FOR

buy back  shares in atea pursuant to section 9-4 of

the Norwegian  Public Limited liability  Companies Act

PROPOSAL #13.1: Approver the registration in VPS as a        ISSUER            YES             FOR                  FOR

  condition for participation and voting at the

general assembly

PROPOSAL #13.2: Approve the requirement for prior              ISSUER            YES             FOR                  FOR

notice  for participation in the general assembly

PROPOSAL #13.3: Approve the casting of advance vote           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EMERA INC

  TICKER:                  N/A                 CUSIP:   290876101

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Robert S. Briggs as                   ISSUER            YES             FOR                  FOR

Director, to serve until the next AGM of shareholders

PROPOSAL #1.2: Election of Thomas W. Buchanan as                ISSUER            YES             FOR                  FOR

Director, to serve until the next AGM of shareholders

PROPOSAL #1.3: Election of George A. Caines as                   ISSUER            YES             FOR                  FOR

Director, to serve until the next AGM of shareholders

PROPOSAL #1.4: Election of Gail Cook-Bennett as                 ISSUER            YES             FOR                  FOR

Director, to serve until the next AGM of shareholders

PROPOSAL #1.5: Election of Allan L. Edgeworth as                ISSUER            YES             FOR                  FOR

Director, to serve until the next AGM of shareholders

PROPOSAL #1.6: Election of Christopher G. Huskilson          ISSUER            YES             FOR                  FOR

as Director, to serve until the next AGM of

PROPOSAL #1.7: Election of John T. McLennan as                   ISSUER            YES             FOR                  FOR

Director, to serve until the next AGM of shareholders

PROPOSAL #1.8: Election of Donald A. Pether as                   ISSUER            YES             FOR                  FOR

Director, to serve until the next AGM of shareholders

PROPOSAL #1.9: Election of Andrea S. Rosen as                     ISSUER            YES             FOR                  FOR

Director, to serve until the next AGM of shareholders

PROPOSAL #1.10: Election of M. Jacqueline Sheppard as        ISSUER            YES             FOR                  FOR

 Director, to serve until the next AGM of shareholders

PROPOSAL #2: Appointment of Ernst & Young LLP as the         ISSUER            YES             FOR                  FOR

Auditors

PROPOSAL #3: Authorize the Directors establish the            ISSUER            YES             FOR                  FOR

Auditors' fee

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EMERALD ENERGY PLC, DOUGLAS

  TICKER:                  N/A                 CUSIP:   G3029R138

  MEETING DATE:      10/2/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve the Scheme of Arrangement                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EMERALD ENERGY PLC, DOUGLAS

  TICKER:                  N/A                 CUSIP:   G3029R138

  MEETING DATE:      10/2/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve the Scheme of Arrangement                ISSUER            YES             FOR                  FOR

dated 07 SEP 2009 [the Scheme] proposed to be entered

 into between the Company the Scheme Shareholders [as

 specified in the Scheme], and amend the Company's

Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EMIRA PROPERTY FUND

  TICKER:                  N/A                 CUSIP:   S1311K107

  MEETING DATE:      11/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Receive and adopt the annual financial        ISSUER            YES             FOR                  FOR

 statements for the FYE 30 JUN 2009

PROPOSAL #1.2: Re-appoint PricewaterhouseCoopers Inc.        ISSUER            YES             FOR                  FOR

 as the Auditors of the Fund and N. Mtetwa as the

individual designated Auditor of the Fund

PROPOSAL #1.3: Grant authority to issue participatory        ISSUER            YES             FOR                  FOR

 interests for cash

PROPOSAL #2.s.1: Grant authority to repurchase                   ISSUER            YES             FOR                  FOR

participatory interests

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EMMI AG, LUZERN

  TICKER:                  N/A                 CUSIP:   H2217C100

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: TO VOTE IN THE UPCOMING MEETING, YOUR            ISSUER            YES             FOR               AGAINST

NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS

BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE

ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE

COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING

 RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND

NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EMMI AG, LUZERN

  TICKER:                  N/A                 CUSIP:   H2217C100

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, the                       ISSUER            YES             FOR                  FOR

consolidated accounts of the Group and the annual

account 2009

PROPOSAL #2.: Grant discharge to the Members of the          ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #3.: Approve the appropriation of the                   ISSUER            YES             FOR                  FOR

balance profit of 2009

PROPOSAL #4.: Election of Dominique C. Bach to the            ISSUER            YES             FOR                  FOR

Administrative Board

PROPOSAL #5.: Election of the Auditors and the Group         ISSUER            YES             FOR                  FOR

Auditor

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EMPERIA HOLDING S.A., LUBLIN

  TICKER:                  N/A                 CUSIP:   X1954P128

  MEETING DATE:      3/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Elect the Chairman                                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the statement of meeting's legal        ISSUER            YES             FOR                  FOR

 validity

PROPOSAL #4: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the changes in GM resolution on         ISSUER            YES             FOR                  FOR

Manager's options establishing new programme of

Managers options issuance of bonds and conditional

increasing Company's capital changes in statute and

depriving pre-emptive rights

PROPOSAL #6: Approve the changes in statute                         ISSUER            YES             FOR                  FOR

PROPOSAL #7: Approve the changes in GM regulations             ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve the changes in Supervisory                 ISSUER            YES             FOR                  FOR

Board's regulations

PROPOSAL #9: Approve the new Member of Supervisory            ISSUER            YES             FOR                  FOR

Board

PROPOSAL #10: Free proposals                                                   ISSUER            YES         AGAINST           AGAINST

PROPOSAL #11: Closing the meeting                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EMPERIA HOLDING S.A., LUBLIN

  TICKER:                  N/A                 CUSIP:   X1954P128

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of the Chairman of the meeting         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the confirmation that the                   ISSUER            YES             FOR                  FOR

meeting has been duly convened and has the capacity

to adopt resolutions

PROPOSAL #4: Adopt the meeting agenda                                    ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the Management Board's report on        ISSUER            YES             FOR                  FOR

 the activity of the Company, the financial statement

 and also consolidated financial statement for the

previous year

PROPOSAL #6: Approve the allocation of profits or              ISSUER            YES             FOR                  FOR

coverage of the loss for 2009

PROPOSAL #7: Approve the vote of acceptance to the            ISSUER            YES             FOR                  FOR

Supervisory and Management Board

PROPOSAL #8: Election of the Supervisory Board Member        ISSUER            YES             FOR                  FOR

PROPOSAL #9: Adopt a resolution on remuneration                 ISSUER            YES             FOR                  FOR

policy of the Supervisory Board

PROPOSAL #10: Approve the changes in the Company's            ISSUER            YES             FOR                  FOR

statute

PROPOSAL #11: Authorize the Company to buy back own          ISSUER            YES         AGAINST           AGAINST

shares and to establish reserve capital for this

purpose

PROPOSAL #12: Free motions                                                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #13: Closing the Meeting                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EMPIRE COMPANY LIMITED

  TICKER:                  N/A                 CUSIP:   291843407

  MEETING DATE:      9/11/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #a.1: To elect John L. Bragg as a Director          ISSUER             NO              N/A                  N/A

for the ensuing year

PROPOSAL #a.2: To elect Marcel Cote as a Director for        ISSUER             NO              N/A                  N/A

 the ensuing year

PROPOSAL #a.3: To elect Christine Cross as a Director        ISSUER             NO              N/A                  N/A

 for the ensuing year

PROPOSAL #a.4: To elect Rob P. Dexter as a Director          ISSUER             NO              N/A                  N/A

for the ensuing year

PROPOSAL #a.5: To elect David Ferguson as a Director         ISSUER             NO              N/A                  N/A

for the ensuing year

PROPOSAL #a.6: To elect Edward C. Harsant as a                   ISSUER             NO              N/A                  N/A

Director for the ensuing year

PROPOSAL #a.7: To elect David Leslie as a Director            ISSUER             NO              N/A                  N/A

for the ensuing year

PROPOSAL #a.8: To elect Bill McEwan as a Director for        ISSUER             NO              N/A                  N/A

 the ensuing year

PROPOSAL #a.9: To elect Malen Ng as a Director for            ISSUER             NO              N/A                  N/A

the ensuing year

PROPOSAL #a.10: To elect Mel Rhinelander as a                     ISSUER             NO              N/A                  N/A

Director for the ensuing year

PROPOSAL #a.11: To elect Stephen J. Savidant as a              ISSUER             NO              N/A                  N/A

Director for the ensuing year

PROPOSAL #a.12: To elect David F. Sobey as a Director        ISSUER             NO              N/A                  N/A

 for the ensuing year

PROPOSAL #a.13: To elect Donald R. Sobey as a                     ISSUER             NO              N/A                  N/A

Director for the ensuing year

PROPOSAL #a.14: To elect Frank C. Sobey as a Director        ISSUER             NO              N/A                  N/A

 for the ensuing year

PROPOSAL #a.15: To elect John R. Sobey as a Director         ISSUER             NO              N/A                  N/A

for the ensuing year

PROPOSAL #a.16: To eect Karl R. Sobey as a Director          ISSUER             NO              N/A                  N/A

for the ensuing year

PROPOSAL #a.17: To elect Paul D. Sobey as a Director         ISSUER             NO              N/A                  N/A

for the ensuing year

PROPOSAL #a.18: To elect Rob G.C. Sobey as a Director        ISSUER             NO              N/A                  N/A

 for the ensuing year

PROPOSAL #b.: To approve the remuneration of                       ISSUER             NO              N/A                  N/A

Directors for the ensuing year, as specified

PROPOSAL #c.: To appoint the Auditors for the ensuing        ISSUER             NO              N/A                  N/A

 year, as specified

PROPOSAL #d.: To authorize the Directors to fix the          ISSUER             NO              N/A                  N/A

remuneration of the Auditors, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EMPRESAS ICA SAB DE CV

  TICKER:                  N/A                 CUSIP:   P37149104

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the reports from the Board of            ISSUER            YES             FOR                  FOR

Directors that are referred to in lines D and E of

Article 28, part IV, of the securities market Law,

with relation to the FY that ended on 31 DEC 2009

PROPOSAL #2: Receive the report from the general                ISSUER            YES             FOR                  FOR

Director and opinion of the outside Auditor

PROPOSAL #3: Receive the reports and opinion that are        ISSUER            YES             FOR                  FOR

 referred to in lines A and C of Article 28, part IV,

 of the securities market law, with inclusion of the

tax report

PROPOSAL #4: Approve and modify the reports that are         ISSUER            YES             FOR                  FOR

referred to in items I and II above resolutions in

this regard

PROPOSAL #5: Approve the application of results,                ISSUER            YES             FOR                  FOR

increase of reserves, approval of the fund for the

repurchase of the Company's own shares and, if

relevant declaration of dividends, resolutions in

this regard

PROPOSAL #6: Ratify the Members of the Board of                 ISSUER            YES         AGAINST           AGAINST

Directors and Chairpersons of special Committees

Resolutions in this regard

PROPOSAL #7: Approve the designation of special                 ISSUER            YES             FOR                  FOR

delegates

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EMPRESAS LA POLAR S.A.

  TICKER:                  N/A                 CUSIP:   P2935M100

  MEETING DATE:      8/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the capital of the         ISSUER            YES             FOR                  FOR

Company in an amount up to CLP 50,000,000 through the

 issuance of cash shares to be determined at the

PROPOSAL #2.: Approve to pronounce about the                       ISSUER            YES             FOR                  FOR

faculties of the Board of Directors to determine the

form, time and procedures to allocate the new issued

shares, as well as whether they take place inside or

outside the stock market, also, delegating the fixing

 of the minimum price to be allocated for the

shareholders as well as third parties in the

preferred option period, all of the remaining

advisable and necessary faculties needed to move

forward with the allocation, among others, it could

delegate to the General Manager the subscription of

shares to be issued in the securities register and

PROPOSAL #3.: Approve to report the operations                   ISSUER            YES             FOR                  FOR

referred to in Articles Number 44 and 89 of the Law

of Corporations

PROPOSAL #4.: Adopt the necessary agreements to                 ISSUER            YES             FOR                  FOR

implement such capital increase, giving ample

faculties to the Board of Directors of the Company to

 pursue the reformation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EMPRESAS LA POLAR S.A.

  TICKER:                  N/A                 CUSIP:   P2935M100

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to review the status of the                ISSUER            YES             FOR                  FOR

Company and the reports of External Auditors, and the

 approval or rejection of the annual report, balance

sheet, financial statements submitted by the

management of the Company regarding the period 2009

PROPOSAL #2: Appointment of the External Auditors and        ISSUER            YES             FOR                  FOR

 rating agencies of the Company

PROPOSAL #3: Election of the Board of Directors                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve the remuneration of the Board of        ISSUER            YES             FOR                  FOR

 Directors

PROPOSAL #5: Approve the allocation of dividends                ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve to decide the newspaper in which        ISSUER            YES             FOR                  FOR

 the notices for stockholders meetings shall be

published

PROPOSAL #7: Approve the account statement about                ISSUER            YES             FOR                  FOR

operations with related parties pursuant to the law

PROPOSAL #8: Other matters                                                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EMS-CHEMIE HOLDING AG, DOMAT/EMS

  TICKER:                  N/A                 CUSIP:   H22206199

  MEETING DATE:      8/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, the annual          ISSUER            YES             FOR                  FOR

financial statements 2008/2009 and the Group

consolidated financial statements 2008

PROPOSAL #2.: Approve the appropriation of the net            ISSUER            YES             FOR                  FOR

profit

PROPOSAL #3.: Grant discharge to the Board of                     ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4.1.A: Re-elect Dr. Ulf Berg                                  ISSUER            YES             FOR                  FOR

PROPOSAL #4.1.B: Re-elect Magdalena Martullo                       ISSUER            YES             FOR                  FOR

PROPOSAL #4.1.C: Re-elect Dr. Hansjoerg Frei                       ISSUER            YES             FOR                  FOR

PROPOSAL #4.1.D: Re-elect Dr. Werner Praetorius                  ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Elect the Auditors and the Auditors of        ISSUER            YES             FOR                  FOR

 the Group KPMG Ag, Zurich

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ENERGY DEVELOPMENTS LTD

  TICKER:                  N/A                 CUSIP:   Q3510X106

  MEETING DATE:      11/5/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the remuneration report for the        ISSUER            YES         AGAINST           AGAINST

 YE 30 JUN 2009

PROPOSAL #2.: Re-elect Richard Gregson as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires in accordance with Rule

16.2 of the Company's Constitution

PROPOSAL #3.: Re-elect Greg Martin as a Director of          ISSUER            YES             FOR                  FOR

the Company, who retires in accordance with Rule 16.2

 of the Company's Constitution

PROPOSAL #4.: Elect Bruce Brook as a Director of the         ISSUER            YES             FOR                  FOR

Company, who retires in accordance with Rules 13.2

and 16.2 of the Company's Constitution

PROPOSAL #5.: Elect Roger Crawford as a Director of          ISSUER            YES             FOR                  FOR

the Company, who retires in accordance with Rules

13.2 and 16.2 of the Company's Constitution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ENERGY WORLD CORPORATION LTD

  TICKER:                  N/A                 CUSIP:   Q35136169

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Dr. Brian Derek Littlechild,          ISSUER            YES         AGAINST           AGAINST

as a Non-Executive Director of the Company, who

retires by rotation in accordance with the Company's

Constitution

PROPOSAL #2.: Re-elect Mr. Michael Philip O'Neill, as        ISSUER            YES         AGAINST           AGAINST

 a Non-Executive Director of the Company, who retires

 by rotation in accordance with the Company's

Constitution

PROPOSAL #3.: Appoint Ernst & Young as the Auditor of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #4.: Adopt the remuneration report by the            ISSUER            YES             FOR                  FOR

shareholders on the terms and conditions as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ENIA S.P.A., PARMA

  TICKER:                  N/A                 CUSIP:   T3684G100

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements at 31         ISSUER             NO              N/A                  N/A

DEC 2009, Management report and dividend distribution

 proposal, adjournment thereof

PROPOSAL #2.1: Approve the slate submitted by Comune         ISSUER             NO              N/A                  N/A

di Parma, Comune di Reggio Emilia, Comune di Piacenza

 regarding election of Mr. Luigi Capitani and Mrs.

Ilaria Arlandini as the Permanent Auditors, and Mr.

Giorgio Visconti as the Alternate Auditor, and fixing

 their emoluments

PROPOSAL #2.2: Approve the slate submitted by                     ISSUER             NO              N/A                  N/A

Consorzio Cooperativo Finanziario per lo Sviluppo

Soc. Coop , Unieco Soc. Coop, Coopsette Soc. Coop,

CCPL Soc. Coop, Ingegneria Biomedica Santa Lucia

S.p.A regarding the election of Mr. Allessandro

Dolcetti as the Permanent Auditor and Chairman and

Mr. Marco Benvenuto Lovati as the Alternate Auditor

and fixing their emoluments

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ENIRO AB

  TICKER:                  N/A                 CUSIP:   W2547B106

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the general meeting                       ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Election of Lars Berg as the Chairman          ISSUER             NO              N/A                  N/A

of the general meeting

PROPOSAL #3.: Preparation and approval of the voting         ISSUER             NO              N/A                  N/A

list

PROPOSAL #4.: Approval of the agenda                                     ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Election of 2 persons to verify the              ISSUER             NO              N/A                  N/A

minutes

PROPOSAL #6.: Determination of whether the general            ISSUER             NO              N/A                  N/A

meeting has been duly convened

PROPOSAL #7.: Address by the President and the Cheif         ISSUER             NO              N/A                  N/A

Executive Officer

PROPOSAL #8.: Report regarding the work of the Board         ISSUER             NO              N/A                  N/A

of Directors and its Committees

PROPOSAL #9.: Presentation of the annual report, the         ISSUER             NO              N/A                  N/A

Auditor's report together with the consolidated

accounts and the Auditor's report for the Group

PROPOSAL #10.A: Adopt the income statement and the            ISSUER            YES             FOR                  FOR

balance sheet together with the consolidated income

statement and the consolidated balance sheet

PROPOSAL #10.B: Approve that no dividend shall be              ISSUER            YES             FOR                  FOR

distributed for the FY 2009 and that the funds at the

 AGM's disposal shall be brought forward to the next

year

PROPOSAL #10.C: Grant discharge from personal                     ISSUER            YES             FOR                  FOR

liability of the Members of the Board of Directors

and the President for the period covered by the

financial accounts

PROPOSAL #11.: Approve that the Board of Directors            ISSUER            YES             FOR                  FOR

shall consist of 7 Members, and no Deputy Members,

i.e. no change in the number of Members of the Board

of Directors

PROPOSAL #12.: Approve that the Chairman of the Board        ISSUER            YES             FOR                  FOR

 of Directors shall be remunerated with SEK 1,000,000

 and each of the Members of the Board of Directors

elected by the general meeting with SEK 420,000, in

addition thereto, the Chairman of the Audit Committee

 shall be remunerated with SEK 150,00

PROPOSAL #13.: Re-election of Messrs. Lars Berg,                ISSUER            YES             FOR                  FOR

Barbara Donoghue, Karin Forseke, Mattias Miksche,

Harald Stromme and Simon Waldman as the Members of

the Board of Directors for the time period up until

the end of the next AGM, and election of Thomas Axen

as a Member of the Board of Directors; Lu

PROPOSAL #14.: Approve the principles for the                     ISSUER            YES             FOR                  FOR

remuneration for Senior Management and the

development of current program for synthetic shares,

PROPOSAL #15.: Approve the resolution on Nomination          ISSUER            YES             FOR                  FOR

Committee, as specified

PROPOSAL #16.: Closing of the general meeting                      ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ENPLAS CORPORATION

  TICKER:                  N/A                 CUSIP:   J09744103

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ENSIGN ENERGY SVCS INC

  TICKER:                  N/A                 CUSIP:   293570107

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the number of Directors of the          ISSUER            YES             FOR                  FOR

Corporation at nine

PROPOSAL #2.1: Election N. Murray Edwards of as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.2: Election of Robert H. Geddes as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.3: Election of James B. Howe as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Election of Len O. Kangas as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Election of as Selby W. Porter a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.6: Election of John G. Schroeder as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.7: Election of Kenneth J. Skrika as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.8: Election of as Gail D. Surkan a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.9: Election of Barth E. Whitham as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3: Appointment of PricewaterhouseCoopers            ISSUER            YES             FOR                  FOR

LLP, Chartered Accountants, as Auditor's of the

Corporation for the ensuing FY and the authorization

in favor of the Directors to fix their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ENTERPRISE INNS

  TICKER:                  N/A                 CUSIP:   G3070Z153

  MEETING DATE:      1/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' report and the          ISSUER            YES         AGAINST           AGAINST

audited accounts for the YE 30 SEP 2009 and the

Auditor's report on the accounts

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the YE 30 SEP 2009

PROPOSAL #3.: Re-appoint Mr. D. A. Harding as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #4.: Re-appoint Mr. W. S. Townsend as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.: Re-appoint Ernst & Young LLP as the              ISSUER            YES         AGAINST           AGAINST

Auditor of the Company, to hold office until the

conclusion of the next AGM of the Company

PROPOSAL #6.: Authorize the Directors to determine            ISSUER            YES         AGAINST           AGAINST

Ernst & Young LLP's remuneration as Auditors of the

Company

PROPOSAL #7.: Authorize the Directors, pursuant to            ISSUER            YES             FOR                  FOR

Section 551 of the Companies Act 2006, to allot

shares in the Company or grant rights to subscribe

for or to convert any security into shares in the

Company  together 'relevant securities'  up to an

aggregate nominal amount of GBP 8,432,13.96

comprising: a  aggregate nominal amount of GBP

4,216,056.98  whether in connection with the same

offer or issue as under  b  below or otherwise ; and

b  an aggregate nominal amount of GBP 4,216,056.98,

in the form of equity securities  within the meaning

of Section 560 1  of the Companies Act 2006  in

connection with an offer or issue by way of rights,

open for acceptance for a period fixed by the

Directors, to holders of ordinary shares  other than

the Company  on the register on any record date fixed

PROPOSAL #S.8: Authorize the Directors, pursuant to          ISSUER            YES             FOR                  FOR

Section 570 of the Companies Act 2006, to allot

equity securities  as specified in Section 560 1  of

that Act  for cash pursuant to the general authority

conferred on them by resolution 7 above and/or to

sell equity securities held as treasury shares for

cash pursuant to Section 727 of that Act, in each

case as if Section 561 1  of that Act did not apply

to any such allotment or sale, provided that this

power shall be limited to: a  any such allotment

and/or sale of equity securities, in connection with

an offer or issue by way of rights or other pre-

emptive offer or issue, open for acceptance for a

period fixed by the Directors, to holders of ordinary

 shares  other than the Company  on the register on

any record date fixed by the Directors, in proportion

  as nearly as may be  to the respective number of

ordinary shares deemed to be held by them, CONTD.

PROPOSAL #S.9: Authorize the Company to make market          ISSUER            YES             FOR                  FOR

purchases  as defined in Section 693 4 of the

Companies Act 2006  of 75,846,017 ordinary shares of

2  pence each provided that the minimum price per

ordinary share that may be paid for any such share

excluding expenses  is 2  pence and the maximum price

  exclusive of expenses  which may be paid for each

ordinary share shall not be more than the higher of

105% of the average of the market values of such

ordinary shares as derived from the Daily Official

List of the London Stock Exchange for the 5 business

days immediately preceding the date on which the

purchase is made; and the price stipulated by Article

 5(1) of the Buy-Back and stabilization regulation

EC 2273/2003 ; CONTD.

PROPOSAL #S.10: Amend the Articles of Association by:        ISSUER            YES             FOR                  FOR

  a  deleting all the provisions of the Company's

Memorandum of Association which, by virtue of the

Companies Act 2006 are to be treated as provisions of

 the Articles of Association; and  b deleting

Articles 5 and 46.1.1 of the Articles of Association

PROPOSAL #S.11: Authorize the Directors to call a              ISSUER            YES             FOR                  FOR

general meeting of the Company, other than an AGM, on

 not less than 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ENTIRE TECHNOLOGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y2299F105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: To report the business of 2009                      ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The Statutory Supervisors report of            ISSUER             NO              N/A                  N/A

2009

PROPOSAL #1.3: Report on the status of the amendment         ISSUER             NO              N/A                  N/A

of the Board meeting rules

PROPOSAL #2.1: Approve to accept the 2009 business            ISSUER            YES             FOR                  FOR

report and financial statements

PROPOSAL #2.2: Approve the proposal for distribution         ISSUER            YES             FOR                  FOR

of 2009 profits: (cash dividend of TWD 3.7 per share

and stock dividend: 300 shares per 1,000 shares

PROPOSAL #3.1: Amend the Articles of Incorporation of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #3.2: Amend the rules of re-election of the         ISSUER            YES             FOR                  FOR

Company Directors and the Supervisors

PROPOSAL #3.3: Amend the rules and procedures of                ISSUER            YES             FOR                  FOR

shareholders meeting

PROPOSAL #3.4: Amend the procedures of acquisition or        ISSUER            YES             FOR                  FOR

 disposal of substantial assets

PROPOSAL #3.5: Amend the procedures of lending the            ISSUER            YES             FOR                  FOR

Company excess capital to the 3rd party

PROPOSAL #3.6: Amend the procedures of endorsements          ISSUER            YES             FOR                  FOR

and guarantees

PROPOSAL #3.7: Approve to issue new shares from                 ISSUER            YES             FOR                  FOR

distribution of 2009 profits

PROPOSAL #4.: Re-elect the Directors of the Company           ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve to release the non-competition         ISSUER            YES             FOR                  FOR

restriction on the Directors

PROPOSAL #6.: Extraordinary motions                                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EQUINOX MINERALS LTD

  TICKER:                  N/A                 CUSIP:   29445L204

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Peter Tomsett as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Election of David Mcausland as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of David Mosher as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Election of Jim Pantelidis as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election Brian Penny as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Election of Craig Williams as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.: Re-appointment of                                             ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditors of the Company

 to hold office until the next AGM of shareholders or

 until a successor is duly appointed, and authorize

the Board of Directors to fix the Auditors

PROPOSAL #3.: Approve the options plan resolution, as        ISSUER            YES             FOR                  FOR

 specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ERCROS SA, BARCELONA

  TICKER:                  N/A                 CUSIP:   E4202K264

  MEETING DATE:      4/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts                              ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the merger acquisition of ERCROS        ISSUER            YES             FOR                  FOR

 with subsidiaries: ERCROS industrial Sociedad

Anonima unipersonal, Aragonesas, Industrias Y

Energia, Sociedad Anonima unipersonal, and Agrocros,

Sociedad Anonima unipersonal

PROPOSAL #3: Approve to add Article 2 of the Bylaws          ISSUER            YES             FOR                  FOR

the objects of the Societies from the point above

PROPOSAL #4: Election of Mr. Luis Fernandez-Goula              ISSUER            YES             FOR                  FOR

Pfaff as a Independent Board member

PROPOSAL #5: Re-elect Mr. Antonio Zabalza Marti as a         ISSUER            YES         AGAINST           AGAINST

Executive Director

PROPOSAL #6: Re-elect Mr. Laureano Roldan Aguilar as         ISSUER            YES         AGAINST           AGAINST

a External Board member

PROPOSAL #7: Re-elect Mr. Eduardo Sanchez Morrondo as        ISSUER            YES             FOR                  FOR

 a Independent Board member

PROPOSAL #8: Re-elect Mr. Ramon Balin as a                          ISSUER            YES         AGAINST           AGAINST

Independent Board member

PROPOSAL #9: Re-elect Ernst and Young as the Auditors        ISSUER            YES             FOR                  FOR

PROPOSAL #10: Approve to reduce the social capital in        ISSUER            YES             FOR                  FOR

 EUR 130,809,978 through reduce the shares nominal

PROPOSAL #11: Approve to renew the authorization to          ISSUER            YES             FOR                  FOR

purchase own shares for 18 months

PROPOSAL #12: Approve the Delegation of powers                    ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ERG S P A

  TICKER:                  N/A                 CUSIP:   T3707Z101

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the balance sheet as of 31 DEC        ISSUER             NO              N/A                  N/A

 2009 and report on Management activity, resolutions

related thererto, report on consolidated balance

sheet as of 31 DEC 2009

PROPOSAL #O.2: Appointment of Internal Auditors'                ISSUER             NO              N/A                  N/A

Members and their Chairman

PROPOSAL #O.3: Appointment of Board of Directors'              ISSUER             NO              N/A                  N/A

Member

PROPOSAL #O.4: Approve the Board of Directors'                   ISSUER             NO              N/A                  N/A

emolument for FY 2010

PROPOSAL #O.5: Grant authority to buy and sell own            ISSUER             NO              N/A                  N/A

shares

PROPOSAL #E.1: Approve to merge 'Erg Raffineria                 ISSUER             NO              N/A                  N/A

Mediterranee S.P.A.' and 'Erg Power & Gas S.P.A.'

into 'Erg S.P.A.', reolutions related thereto

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ERIKS N.V.

  TICKER:                  N/A                 CUSIP:   N5103E158

  MEETING DATE:      7/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Announcements                                                     ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Discussion of the public offer by SHV          ISSUER             NO              N/A                  N/A

Alkmaar B.V. [the 'Public Offer' and the 'Offeror']

for all issued and outstanding ordinary shares in the

 capital of the Company for a cash amount of EUR

48.00 per issued and outstanding ordinary share [the

'Bid Price'], pursuant to Article 18 Paragraph 1 of

the Public Takeover Bids [Financial Supervision Act]

Decree [Besluit openbare biedingen Wft] [the 'Decree']

PROPOSAL #4.: Grant discharge to the Supervisory Board      ISSUER            YES             FOR                  FOR

PROPOSAL #5.a: Appoint Mr. P. J. Kennedy as a Member         ISSUER            YES             FOR                  FOR

of the Supervisory Board

PROPOSAL #5.b: Appoint Mr. J. J. de Rooij as a Member        ISSUER            YES             FOR                  FOR

 of the Supervisory Board

PROPOSAL #5.c: Appoint Mr. F.E. Bruneau as a Member          ISSUER            YES             FOR                  FOR

of the Supervisory Board

PROPOSAL #5.d: Appoint Mr. S.R. Nanninga as a Member         ISSUER            YES             FOR                  FOR

of the Supervisory Board

PROPOSAL #6.: Questions                                                            ISSUER             NO              N/A                  N/A

PROPOSAL #7.: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ESPRINET SPA, NOVA MILANESE (MI)

  TICKER:                  N/A                 CUSIP:   T3724D117

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements at 31          ISSUER             NO              N/A                  N/A

DEC 2009, Board of Directors report, Board of

Auditors report Audit firm report, profit allocation,

 adjournment thereof; and receive the  consolidated

financial statements at 31 DEC 2009

PROPOSAL #2: Approve the assignment of commitment to         ISSUER             NO              N/A                  N/A

audit financial statements and consolidated financial

 statements for years 2010-2018

PROPOSAL #3: Grant authority to buy and sell own                ISSUER             NO              N/A                  N/A

shares and revocation of authorization for unused

shares, adjournment thereof

PROPOSAL #4: Approve the Long Term Incentive Plan for        ISSUER             NO              N/A                  N/A

 Directors and Staff, to give a stock grant to the

beneficiary for a maximum of 200,000,00 Company

shares valid for the three year time period 2010-

2012, adjournment thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ESSO SA, RUEIL MALMAISON

  TICKER:                  N/A                 CUSIP:   F31710100

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the management report of the          ISSUER            YES             FOR                  FOR

Board of Directors, reports of the Statutory

Auditors, the management report, consolidated

financial statements and financial statements of Esso

 S.A.F. for the FY 2009

PROPOSAL #O.2: Approve the allocation of income                  ISSUER            YES             FOR                  FOR

PROPOSAL #O.3: Approve the special report of the                ISSUER            YES         AGAINST           AGAINST

Statutory Auditors on the Agreements pursuant to

Articles L.225-38 et sequence of the Commercial Code

and approval of these agreements

PROPOSAL #O.4: Approve the special report of the                ISSUER            YES         AGAINST           AGAINST

Statutory Auditors on the undertakings pursuant to

Article L.225-42-1 of the Commercial Code and

approval of these undertakings

PROPOSAL #O.5: Grant discharge to the duties to the          ISSUER            YES             FOR                  FOR

Board Members for the FY 2009

PROPOSAL #O.6: Approve the renewal of Mr. Dominique          ISSUER            YES         AGAINST           AGAINST

Badel's term as Board member

PROPOSAL #O.7: Approve the renewal of Mr. Francis              ISSUER            YES         AGAINST           AGAINST

Duseux's term as Board member

PROPOSAL #O.8: Approve the renewal of Mr. Roland                ISSUER            YES         AGAINST           AGAINST

Vardanega's term as Board member

PROPOSAL #O.9: Approve the renewal of Mrs. Marie-               ISSUER            YES         AGAINST           AGAINST

Francoise Walbaum's term as Board member

PROPOSAL #O.10: Appointment of Mr. Pierre Verluca as         ISSUER            YES         AGAINST           AGAINST

a Director

PROPOSAL #O.11: Appointment of Mr. Antoine du Guerny         ISSUER            YES         AGAINST           AGAINST

as a Director

PROPOSAL #O.12: Approve to determine the amount for          ISSUER            YES         AGAINST           AGAINST

the attendance allowances allocated to the Board

Members for 2010

PROPOSAL #E.13: Approve the capital increase reserved        ISSUER            YES             FOR                  FOR

 for Members of a Company savings plan and/or of a

voluntary employee savings plan which are related to

the Company under the current regulations, with

cancellation of preferential subscription rights in

favor of these members; determine of the subscription

 price of the shares and their release date;

authorize the Board of Directors to accomplish this

PROPOSAL #E.14: Approve the powers to accomplish the         ISSUER            YES             FOR                  FOR

formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ETABLISSEMENTS MAUREL & PROM, PARIS

  TICKER:                  N/A                 CUSIP:   F60858101

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements for          ISSUER            YES             FOR                  FOR

the FYE on 31 DEC 2009

PROPOSAL #O.2: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the FYE on 31 DEC 2009

PROPOSAL #O.3: Approve the income for the FYE on 31          ISSUER            YES             FOR                  FOR

DEC 2009 and distribution of the dividend

PROPOSAL #O.4: Approve the agreements pursuant to              ISSUER            YES         AGAINST           AGAINST

Article L.225-38 of the commercial code

PROPOSAL #O.5: Approve the attendance allowances                ISSUER            YES             FOR                  FOR

allocated to the Board of Directors

PROPOSAL #O.6: Approve the renewal of Mr. Jean-                  ISSUER            YES         AGAINST           AGAINST

Francois Henin's term as Board member

PROPOSAL #O.7: Approve the renewal of Mr. Roland                ISSUER            YES             FOR                  FOR

D'hauteville's term as Board member

PROPOSAL #O.8: Approve the renewal of Mr. Emmanuel de        ISSUER            YES         AGAINST           AGAINST

 Marion de Glatigny's term as Board member

PROPOSAL #O.9: Ratify the co-optation of Mr. Ambrosie        ISSUER            YES         AGAINST           AGAINST

 Bryant Chukwueloka Orjiako as Board member, in

substitution of Mr. Alain Gomez, who is resigning

PROPOSAL #O.10: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

purchase, hold or transfer shares of the Company

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

issue shares of the Company and securities giving

access to shares of the Company or of one of its

subsidiaries, with preferential subscription rights

of the shareholders

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

issue shares of the Company and securities giving

access to shares of the Company or of one of its

subsidiaries, with cancellation of preferential

subscription rights of the shareholders as part of

public offers

PROPOSAL #E.13: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

issue shares of the Company and securities giving

access to shares of the Company or of one of its

subsidiaries, with cancellation of preferential

subscription rights of the shareholders as part

offers pursuant to Article L.411-2, II of the

Monetary and Financial Code

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

set the issue price according to the modalities set

by the Meeting in the event of issuance with

cancellation of preferential subscription rights of

the shareholders, of shares or securities giving

access to shares

PROPOSAL #E.15: Authorize the Board of Directors, in         ISSUER            YES         AGAINST           AGAINST

the event of capital increase, with or without

cancellation of preferential subscription rights of

the shareholders to increase the number of issuable

securities

PROPOSAL #E.16: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

issue shares of the Company and securities giving

access to shares in the event of public exchange

offer initiated by the Company

PROPOSAL #E.17: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue shares and securities giving access to shares

in consideration for contributions in kind granted to

 the Company and composed of equity securities or

securities giving access to the capital

PROPOSAL #E.18: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital of the Company by incorporation

of reserves, profits or premiums

PROPOSAL #E.19: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue securities giving right to the allocation of

debt securities

PROPOSAL #E.20: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

allocate free shares of the Company in favor of the

employees or corporate officers

PROPOSAL #E.21: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

carry out capital increases reserved for employees

who are members of a Company Saving Plan

PROPOSAL #E.22: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce the capital by cancellation of shares

PROPOSAL #E.23: Amend the Article 10 of the Statutes         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #E.24: Amend the Articles 13 and 14 of the          ISSUER            YES             FOR                  FOR

Statutes

PROPOSAL #E.25: Amend the Articles 15.2, 19.2 and              ISSUER            YES             FOR                  FOR

21.3 of the Statutes

PROPOSAL #E.26: Amend the Articles 26.7, 26.8, 30, 32        ISSUER            YES             FOR                  FOR

 and 33 of the Statutes

PROPOSAL #E.27: Approve the powers for the legal                ISSUER            YES             FOR                  FOR

formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ETAM DEVELOPPEMENT SA, CLICHY

  TICKER:                  N/A                 CUSIP:   F3230S108

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the annual accounts and                   ISSUER            YES             FOR                  FOR

operations for the year 2009 and discharge for the

session

PROPOSAL #O.2: Approve the allocation of the result           ISSUER            YES             FOR                  FOR

PROPOSAL #O.3: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

the year 2009 and discharge to the management

PROPOSAL #O.4: Approve the regulated agreements                  ISSUER            YES             FOR                  FOR

PROPOSAL #O.5: Authorize the Company to purchase its         ISSUER            YES             FOR                  FOR

own shares to be granted to the management  Article

225-209 of the Code du Commerce  Commercial Code

PROPOSAL #O.6: Grant the powers for formalities                  ISSUER            YES             FOR                  FOR

PROPOSAL #E.7: Approve the renewal of authorization          ISSUER            YES             FOR                  FOR

granted to the management to reduce capital stock by

canceling shares bought when the Company purchased

its own shares

PROPOSAL #E.8: Approve the reduction in capital stock        ISSUER            YES             FOR                  FOR

 by EUR 4,355,685 or 26.53% of capital  stock, by the

 Company buying back its own shares and canceling

shares bought  back, and authorize  the Management to

 launch a public buyback offer for all  shareholders,

 implement the reduction in capital stock and thus

cancel the  final amount

PROPOSAL #E.9: Grant powers for legal formalities               ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  E-TON SOLAR TECH CO LTD

  TICKER:                  N/A                 CUSIP:   Y2347F107

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of issuance new shares via         ISSUER             NO              N/A                  N/A

private placement

PROPOSAL #A.4: The status of the second local                     ISSUER             NO              N/A                  N/A

unsecured convertible bonds

PROPOSAL #A.5: The status of the third local                       ISSUER             NO              N/A                  N/A

unsecured convertible bonds

PROPOSAL #A.6: The establishment for the rules of the        ISSUER             NO              N/A                  N/A

 Board meeting

PROPOSAL #A.7: The status of deficit which exceeds            ISSUER             NO              N/A                  N/A

half of paid-in capital

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit of year 2009

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of asset acquisition or disposal

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.7: Approve the proposal of capital                   ISSUER            YES             FOR                  FOR

injection by issuing new shares and from retained

earnings to enjoy the preferential tax and give up

the investment tax exemption by the shareholders

PROPOSAL #B.8: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ETRON TECHNOLOGY INC

  TICKER:                  N/A                 CUSIP:   Y2347N100

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: To report the 2009 business operations        ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: To report the 2009 audited reports               ISSUER             NO              N/A                  N/A

PROPOSAL #1.3: To report the revision for the rules          ISSUER             NO              N/A                  N/A

of the Board meeting

PROPOSAL #1.4: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #2.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #2.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.06 per share

PROPOSAL #2.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings (proposed stock dividend: 10

for 1,000 shares held)

PROPOSAL #2.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #3: Other issues and extraordinary motions           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EUGENE INVESTMENT & SECURITIES CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y7665Y109

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Balance Sheet, Income                   ISSUER            YES             FOR                  FOR

Statement, and the proposed disposition of retained

earning

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Election of Chang Soo Yoo, Soon Gwon          ISSUER            YES             FOR                  FOR

Choi as the Directors

PROPOSAL #3.2: Election of Daesik Oh, Moonsoon Kim as        ISSUER            YES             FOR                  FOR

 the External Directors

PROPOSAL #4.1: Election of Auditors who is the                   ISSUER            YES             FOR                  FOR

External Director Candidates : Gwan Hee Yoo, Dae Sik

PROPOSAL #4.2: Election of Auditors who are not the          ISSUER            YES         AGAINST           AGAINST

External Directors Candidates : Soon Gwon Choi

PROPOSAL #5: Approve the remuneration limit of                   ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EUROBANK PROPERTIES REAL ESTATE INVESTMENT CO, ATT

  TICKER:                  N/A                 CUSIP:   X2379J101

  MEETING DATE:      7/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to change the Company's                     ISSUER             NO              N/A                  N/A

headquarters with a relevant modification of

Association's Article 2

PROPOSAL #2.: Approve the constitution of Audit                 ISSUER             NO              N/A                  N/A

Committee pursuant to Law 3693/2008 Article 37

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EUROBANK PROPERTIES REAL ESTATE INVESTMENT CO, ATT

  TICKER:                  N/A                 CUSIP:   X2379J101

  MEETING DATE:      12/1/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend Article 10 of the Articles of              ISSUER             NO              N/A                  N/A

Association of the Company, aiming to give to the

Board of Directors the authorization of issuing Bond

loans, in accordance of the Company Law 3156/2003

PROPOSAL #2.: Appoint a new Member of the Company's          ISSUER             NO              N/A                  N/A

Board of Directors in replacement of a resigned

Member and an Independent Non-Executive Director of

the Board of Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EUROBANK PROPERTIES REAL ESTATE INVESTMENT CO, ATT

  TICKER:                  N/A                 CUSIP:   X2379J101

  MEETING DATE:      3/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements for the        ISSUER             NO              N/A                  N/A

 YE on 31 DEC 2009 and receive the Directors report

and the Auditors Reports and the distribution of

PROPOSAL #2: Approve the dismissal of the Board                 ISSUER             NO              N/A                  N/A

members and the Auditors from all responsibility for

identification in relation to the FY 2009

PROPOSAL #3: Appointment of the Auditors for the FY          ISSUER             NO              N/A                  N/A

2010 and approve their salaries

PROPOSAL #4: Appointment of the Certified valuer and         ISSUER             NO              N/A                  N/A

alternative one for the FY 2010 and

PROPOSAL #5: Approve the contracts and salaries                 ISSUER             NO              N/A                  N/A

according to Articles 23A and 24 of law 2190/1920

PROPOSAL #6: Approve, according to Article 23,                   ISSUER             NO              N/A                  N/A

Paragraph 1 of law 2190/1920, to Board members and

executives of the Company to participate on the Board

 of Directors or the management of the group of

Companies of EFG Eurobank Ergasias SA,of Deutsche

bank AG and lamda development SA with similar

objectives to those of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EUROBANK PROPERTIES REAL ESTATE INVESTMENT CO, ATT

  TICKER:                  N/A                 CUSIP:   X2379J101

  MEETING DATE:      5/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Appointment of a new Member of the Audit        ISSUER             NO              N/A                  N/A

 Committee under Article 37 of Law

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EUROCASH S.A.

  TICKER:                  N/A                 CUSIP:   X2382S106

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the OGM                                              ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the confirmation of the legality        ISSUER            YES             FOR                  FOR

 of convening the OGM and its capacity to adopt

resolutions

PROPOSAL #3: Election of the Shairman of the OGM                ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve to prepare the attendance list           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the financial Company report for        ISSUER            YES             FOR                  FOR

 2009 and management Board's report on the activity

of the Company for 2009

PROPOSAL #7: Approve the consolidated report for 2009        ISSUER            YES             FOR                  FOR

 containing consolidated financial report for 2009

year as well as management Board report on the

Eurocash group S.A. activity

PROPOSAL #8: Approve the supervisory Board's report          ISSUER            YES             FOR                  FOR

on their activity containing concise evaluation of

the Company

PROPOSAL #9: Approve the statement for 2009                        ISSUER            YES             FOR                  FOR

considering Company financial report for 2009 year as

 well as management Board report on the Company

activity for 2009 year

PROPOSAL #10: Approve the resolution regarding                   ISSUER            YES             FOR                  FOR

acceptation consolidated report of the capital group

for 2009, considering consolidated financial report

for 2009 year as well as management Board report on

the activity of the capital group Eurocash S.A

PROPOSAL #11: Approve the resolution regarding                   ISSUER            YES             FOR                  FOR

allocation of profits for 2009

PROPOSAL #12: Grant discharge to the management Board        ISSUER            YES             FOR                  FOR

 for 2009

PROPOSAL #13: Grant discharge to the Supervisory                ISSUER            YES             FOR                  FOR

Board for 2009

PROPOSAL #14: Approve the discussion regarding                   ISSUER            YES             FOR                  FOR

exclusion of pre emptive rights with priority bonds

series h and series i shares in connection with the

planned introduction of the seventh framework

programme incentive and reward for employees in 2010

PROPOSAL #15: Approve the resolution regarding                   ISSUER            YES             FOR                  FOR

framework programme incentive and reward for

employees in 2010

PROPOSAL #16: Approve the changes in the Company's            ISSUER            YES             FOR                  FOR

statute

PROPOSAL #17: Approve the uniform text of the                     ISSUER            YES             FOR                  FOR

Company's statute

PROPOSAL #18: Adopt the resolution regarding merger          ISSUER            YES             FOR                  FOR

Eurocash S.A. with Przedsiebiorstwo Handlowe Batna

SP. Z O.O

PROPOSAL #19: Adopt the resolution regarding changing        ISSUER            YES             FOR                  FOR

 of the Resolution No. 18 from OGM dated on 28 JUN

2007 year

PROPOSAL #20: Adopt the resolution regarding changing        ISSUER            YES             FOR                  FOR

 of the Resolution No. 17 from OGM dated on 09 JUN

2008 year

PROPOSAL #21: Adopt the resolution on re defining the        ISSUER            YES             FOR                  FOR

 list of people pre entitled under the fourth and

incentive reward program for workers in 2007

PROPOSAL #22: Closing of the general meeting                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EUROCOMMERCIAL PROPERTIES NV

  TICKER:                  N/A                 CUSIP:   N31065142

  MEETING DATE:      11/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #i.: Adopt the financial statements of the          ISSUER             NO              N/A                  N/A

Company for the FYE 30 JUN 2009 and to allocate the

result of the FYE 30 JUN 2009 and to have the

opportunity to ask questions to the auditors of the

Company about the financial statements in relation to

 their statement on the fairness of those accounts

PROPOSAL #ii.: Approve to determine the amount of the        ISSUER             NO              N/A                  N/A

 dividend and the terms for payment of the dividend

for the FYE 30 JUN 2009; the recommendation of the

Board of Supervisory Directors and the Board of

Management is to declare a cash dividend of EUR 0.178

 per ordinary share [EUR 1.78 per depositary receipt]

 to be paid on 30 NOV 2009 it is also recommended

that, subject to its fiscal and other limitations,

the Company will offer holders of depositary receipts

 the option of taking new depositary receipts from

the Company's share premium reserve, instead of a

cash dividend

PROPOSAL #iii.: Grant discharge to the Board of                 ISSUER             NO              N/A                  N/A

Management from liability in respect of its

Management in the FYE 30 JUN 2009

PROPOSAL #iv.: Grant discharge to the Board of                   ISSUER             NO              N/A                  N/A

Supervisory Directors from liability in respect of

its supervision in the FYE 30 JUN 2009

PROPOSAL #v.: Re-appoint Mr. J.C. Pollock as a                   ISSUER             NO              N/A                  N/A

Supervisory Director, who retires by rotation

PROPOSAL #vi.: Approve to determine the remuneration         ISSUER             NO              N/A                  N/A

of the Members of the Board of Supervisory Directors

as specified

PROPOSAL #vii.: Approve to determine the remuneration        ISSUER             NO              N/A                  N/A

 of the Members of the Board of Management as

specified and to adopt the remuneration policy of the

 Company as specified

PROPOSAL #viii.: Re-appoint Ernst & Young                            ISSUER             NO              N/A                  N/A

Accountants, Amsterdam as the Auditors of the Company

 for the current FY

PROPOSAL #ix.: Approve, to continue the existing                ISSUER             NO              N/A                  N/A

designation, expiring on 30 NOV 2011, pursuant to

Articles 96 and 96a of Book 2 of the Netherlands

Civil Code, of the meeting of holders of Priority

Shares as the authorized body in connection with the

issue of shares and rights to obtain shares, and the

exclusion or restriction of pre-emptive rights

thereon to the amount of the difference between (i)

the available number of shares according to the

authorized capital as amended and (ii) the number of

issued shares and/or options thereon; said

designation and authorization to be made for the

period until 30 NOV 2012 and to apply mutatis

mutandis to the sale and transfer of bought back

shares and depositary receipts thereon by the Company

PROPOSAL #x.: Approve to continue the existing                   ISSUER             NO              N/A                  N/A

authorization of the Board of Management to acquire

fully paid shares or depositary receipts thereof on

behalf of the Company pursuant to Article 98 of Book

2 of the Netherlands Civil Code up to a maximum of

10% of the issued share capital and for a price being

 equal to or ranging between the nominal value and

the higher of the prevailing net asset value or the

prevailing stock market price; said authorization to

be made for the period until 31 DEC 2010 as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EUROFINS SCIENTIFIC SA, NANTES

  TICKER:                  N/A                 CUSIP:   F3322K104

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the balance sheet and the                ISSUER            YES             FOR                  FOR

financial statements for the FYE on 31 DEC 2009

PROPOSAL #O.2: Approve the allocation of income for          ISSUER            YES             FOR                  FOR

the FYE on 31 DEC 2009

PROPOSAL #O.3: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements according to the international accounting

standards  IFRS  for the FYE on 31 DEC 2009

PROPOSAL #O.4: Approve the agreements concluded                 ISSUER            YES             FOR                  FOR

during the FYE on 31 DEC 2009 and pursuant to

Articles L. 225-38 et sequence of the Commercial Code

PROPOSAL #O.5: Approve the agreements during previous        ISSUER            YES             FOR                  FOR

 FYs whose implementation has been maintained during

the past FY

PROPOSAL #O.6: Approve the decision to be taken                 ISSUER            YES             FOR                  FOR

concerning the vote of the regulated agreements,

which cannot be approved due to lack of quorum,

during each annual OGM

PROPOSAL #O.7: Appointment of Mr. Stuart Anderson as         ISSUER            YES         AGAINST           AGAINST

a new Board Member

PROPOSAL #O.8: Approve the setting of attendance                ISSUER            YES             FOR                  FOR

allowances allocated to the Board Members

PROPOSAL #O.9: Authorize the Board of Directors                 ISSUER            YES             FOR                  FOR

allowing the Company to repurchase a part of its own

shares

PROPOSAL #O.10: Powers                                                              ISSUER            YES             FOR                  FOR

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce the share capital by way of cancellation of

shares acquired as part of a program for the Company

to repurchase its own shares

PROPOSAL #E.12: Approve the delegation of powers to          ISSUER            YES         AGAINST           AGAINST

be granted the Board of Directors to increase the

share capital, with preferential subscription rights

PROPOSAL #E.13: Approve delegation of powers to be            ISSUER            YES         AGAINST           AGAINST

granted the Board of Directors to increase the share

capital, with cancellation of preferential

subscription rights by way of public offer

PROPOSAL #E.14: Approve the delegation of powers to          ISSUER            YES         AGAINST           AGAINST

be granted the Board of Directors to increase the

share capital, with cancellation of preferential

subscription rights through private investment

PROPOSAL #E.15: Approve overall limit of the amount          ISSUER            YES             FOR                  FOR

of issuances realized under the delegations of the

three previous delegations

PROPOSAL #E.16: Approve delegation of powers to be            ISSUER            YES             FOR                  FOR

granted the Board of Directors to increase the share

capital of the Company by incorporation of reserves,

profits or premiums or other amounts which

capitalization is permitted

PROPOSAL #E.17: Approve the delegation of powers to          ISSUER            YES         AGAINST           AGAINST

the Board of Directors to issue common shares and/or

securities giving access to the capital of the

Company in remuneration for contributions in kind

granted to the Company and comprised of equity

securities or securities giving access to the capital

PROPOSAL #E.18: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

carry out one or more capital increases reserved for

employees of the Company and associated companies

according to Article L.233-16 of the Commercial Code

under the conditions planed in Articles L.443-1 et

sequence of the Code of Labor pursuant to Article

L.225-129-6 of the Commercial Code

PROPOSAL #E.19: Approve to increase of share capital         ISSUER            YES             FOR                  FOR

of an amount of EUR 70 per new cash shares created;

terms and conditions of the issuance

PROPOSAL #E.20: Approve the cancellation of                        ISSUER            YES             FOR                  FOR

preferential subscription rights of the senior

shareholders and subscription right awarded to a

person specifically designated

PROPOSAL #E.21: Approve the delegation of powers to          ISSUER            YES             FOR                  FOR

be granted to the Board of Directors to carry out the

 capital increase and consequential amendment of the

statutes

PROPOSAL #E.22: Approve the capital increase of an            ISSUER            YES             FOR                  FOR

amount of EUR 1,332 per new cash shares created;

terms and conditions of the issuance

PROPOSAL #E.23: Approve the cancellation of                        ISSUER            YES             FOR                  FOR

preferential subscription rights of the senior

shareholders and subscription right awarded to a

person specifically designated

PROPOSAL #E.24: Approve the delegation of powers to          ISSUER            YES             FOR                  FOR

be granted to the Board of Directors to carry out the

 capital increase and consequential amendment of the

statutes

PROPOSAL #E.25: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

grant new stock options

PROPOSAL #E.26: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

allocate free shares

PROPOSAL #E.27: Powers                                                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EUROMONEY INSTITUTIONAL INVESTOR PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G31556122

  MEETING DATE:      1/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the reports of the            ISSUER            YES             FOR                  FOR

Directors and the Auditors and the accounts of the

Company for the YE 30 SEP 2009

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES         AGAINST           AGAINST

report for the YE 30 SEP 2009

PROPOSAL #3.: Declare a final dividend for the YE 30         ISSUER            YES             FOR                  FOR

SEP 2009 of 7.75p on each of the ordinary shares of

0.25p each in the Company [Ordinary Shares]

PROPOSAL #4.: Re-elect Mr. P.R. Ensor as a Director,         ISSUER            YES         AGAINST           AGAINST

who retires by rotation under Article 87

PROPOSAL #5.: Re-elect Mr. D.C. Cohen as a Director,         ISSUER            YES         AGAINST           AGAINST

who retires by rotation under Article 87

PROPOSAL #6.: Re-elect Mr. C.R. Jones as a Director,         ISSUER            YES         AGAINST           AGAINST

who retires by rotation under Article 87

PROPOSAL #7.: Re-elect Mr. C.H.C. Fordham as a                   ISSUER            YES         AGAINST           AGAINST

Director, who retires by rotation under Article 87

PROPOSAL #8.: Elect Mr. B. AL-Rehany as an Executive         ISSUER            YES         AGAINST           AGAINST

Director, who retires under Article 79

PROPOSAL #9.: Re-elect The Viscount Rothermere as a          ISSUER            YES         AGAINST           AGAINST

Non-Executive Director, who retires as required by

best Corporate Governance Practice

PROPOSAL #10.: Re-elect Sir Patrick Sergeant as a              ISSUER            YES         AGAINST           AGAINST

Director, who retires as required by best Corporate

Governance Practice

PROPOSAL #11.: Re-elect Mr. J.C. Botts as a Non-                ISSUER            YES         AGAINST           AGAINST

Executive Director, who retires as required by best

Corporate Governance Practice

PROPOSAL #12.: Re-appoint Deloitte LLP as the                     ISSUER            YES             FOR                  FOR

Auditors of the Company from the conclusion of the

AGM until the conclusion of the next AGM of the

Company and authorize the Directors to agree their

PROPOSAL #S.13: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the Companies Act 2006 [the 2006

Act], are to be treated as provisions of the

Company's Articles of Association; and adopt the

Articles of Association produced to the meeting and

initialed by the Chairman of the meeting for the

purposes of identification as the Articles of

Association of the Company with immediate effect and

in substitution for, and to the exclusion of the

existing Articles of Association of the Company

PROPOSAL #14.: Approve, the Euromoney Institutional          ISSUER            YES         AGAINST           AGAINST

Investor PLC 2010 Capital Appreciation Plan [CAP

2010], as specified and authorize the Directors of

the Company to: a) adopt the CAP and do all other

acts and things necessary or desirable to establish

and carry the CAP into effect; b) establish further

schemes based on the CAP but modified to take account

 of local tax, exchange control or securities laws in

 overseas territories [Overseas CAP Schemes], any

such Overseas CAP Scheme will be treated as counting

against the limit on overall participation in the

CAP; and c) do all other acts and things necessary or

 desirable to establish and carry into effect any

PROPOSAL #15.: Approve, subject to the passing of              ISSUER            YES         AGAINST           AGAINST

Resolution 14 above, the Euromoney Institutional

Investor PLC 2010 Company Share Option Plan [CSOP],

as specified and authorize the Directors of the

Company to: a) adopt the CSOP and do all other acts

and things necessary or desirable to establish and

carry the CSOP into effect; b) seek the written

approval of HM Revenue & Customs under Schedule 4 to

the Income Tax (Earnings and Pensions) Act 2003 [CSOP

 Approval] and, in their absolute discretion, to

amend waive or replace such of the rules of the CSOP

or introduce such new rules as may be necessary for

the CSOP to obtain and/or maintain the CSOP Approval;

 c) establish further schemes based on the CSOP but

modified to take account of local tax, exchange

control or securities laws in overseas territories

[Overseas Schemes ], any shares made available under

such Overseas Schemes will be treated as counting

against the limit on overall participation in the

CSOP; and d) do all other acts and things necessary

or desirable to establish and carry into effect any

PROPOSAL #S.16: Authorize the Company, to purchase            ISSUER            YES             FOR                  FOR

its own fully paid Ordinary Shares by way of market

purchase in accordance with Section 701 of the 2006

Act upon and subject to the following conditions: a)

the maximum number of shares which may be purchased
is 11,378,571 Ordinary Shares, being 10% of the

issued ordinary share capital on 18 DEC 2009; and b)

the maximum price at which shares may be purchased is

 an amount equal to 105% of the average of the middle

 market quotations derived from the Daily Official

List for the ten business days immediately preceding

the day on which the Ordinary Shares are contracted

to be purchased, and the minimum price at which

Ordinary Shares may be purchased is 0.25p per

Ordinary Share, in both cases exclusive of expenses;

[Authority expire at the conclusion of the AGM of the

 Company to be held in 2011 or any adjournment

thereof]; provided that any contract for the purchase

 of any Ordinary Shares as aforesaid which has been

concluded before the expiry of the said authority may

 be executed wholly or partly after the said

PROPOSAL #S.17: Authorize the Directors, pursuant to         ISSUER            YES             FOR                  FOR

section 551 of the 2006 Act: a) to exercise all

powers of the Company to allot shares in the Company

or to grant rights to subscribe for or to convert any

 security into shares in the Company (together,

Relevant Securities] or otherwise deal with or

dispose of Relevant Securities up to a nominal value

of GBP 85,339; and b) to exercise all powers of the

Company to allot Relevant Securities up to a further

nominal amount of GBP 85,339 provided that this

authority may only be used in connection with a

rights issue in favor of holders of Ordinary Shares

where the Relevant Securities respectively

attributable to the interests of all those persons at

 such record dates as the Directors may determine are

 proportionate (as nearly as may be) to the

respective numbers of Relevant Securities held by

them or are otherwise allotted in accordance with the

 rights attaching to such Relevant Securities subject

 to such exclusions or other arrangements as the

Directors may consider necessary or expedient to deal

 with fractional entitlements or legal difficulties

under the laws of any territory or the requirements

of a regulatory body or stock exchange or by virtue

of shares being represented by depositary receipts or

 any other matter whatsoever, save that proceeds (net

 of expenses) of GBP 3 or less due to any such

shareholder may be retained for the benefit of the

Company; [Authority expire the earlier of the

conclusion of the next AGM of the Company after the

passing of this Resolution or 21 APR 2011]; and the

Directors may allot Relevant Securities in pursuance

of any such offer or agreement as if the authority

PROPOSAL #S.18: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the passing of Resolution 17 above, pursuant to

Section 571 of the 2006 Act to allot equity

securities (within the meaning of Section 560 of the

2006 Act) for cash pursuant to the authority given by

 Resolution 17 above or by way of a sale of treasury

shares as if Section 561(i) of the 2006 Act did not

apply to any such allotment, provided that this power

 shall be limited to: a) the allotment of equity

securities in connection with a rights issue or other

 pro rata offer (but in the case of the authority

conferred by Resolution 17(b), by way of a rights

issue only) in favor of holders of ordinary shares

where the equity securities respectively attributable

 to the interests of all those persons at such record

 dates as the directors may determine are

proportionate (as nearly as may be) to the respective

 numbers of equity securities held by them or are

otherwise allotted in accordance with the rights

attaching to such equity securities subject in each

case to such exclusions or other arrangements as the

directors may consider necessary or expedient to deal

 with fractional entitlements or legal difficulties

under the laws of any territory or the requirements

of a regulatory body or stock exchange or by virtue

of shares being represented by depositary receipts or

 any other matter whatsoever, save that proceeds (net

 of expenses) of GBP 3 or less due to any such

shareholder may be retained for the benefit of the

Company; and b) the allotment (otherwise than

pursuant to Resolution 18(a) above) of equity

securities up to an aggregate nominal amount of GBP

14,223; [Authority expire the earlier of the

conclusion of the next AGM of the Company after the

passing of this Resolution or 21 APR 2011]; that the

Company may, before the expiry of any power contained

 in this Resolution, make any offer or agreement

which would or might require equity securities to be

allotted or treasury shares that are equity

securities to be sold, in pursuance of any such offer

 or agreement as if the power conferred hereby had

PROPOSAL #S.19: Authorize the Company to call any              ISSUER            YES             FOR                  FOR

general meeting of the Company, other than the AGM,

by notice of at least 14 clear days during the period

 beginning on the date of the passing of this

resolution and ending on the conclusion of the next

AGM of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EURONAV NV, ANTWERPEN

  TICKER:                  N/A                 CUSIP:   B38564108

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Report of the Board of Directors and of        ISSUER             NO              N/A                  N/A

 the Joint Statutory Auditor

PROPOSAL #2.: Approve the annual accounts of the                ISSUER             NO              N/A                  N/A

Company

PROPOSAL #3.: Approve the allocation of the results           ISSUER             NO              N/A                  N/A

PROPOSAL #4.: Grant discharge to the Directors and to        ISSUER             NO              N/A                  N/A

 the Joint Statutory Auditors

PROPOSAL #5.: Approve the re-appointment of the                 ISSUER             NO              N/A                  N/A

Directors

PROPOSAL #6.: Approve the remuneration of the                     ISSUER             NO              N/A                  N/A

Directors

PROPOSAL #7.: Approve the acknowledgement and                     ISSUER             NO              N/A                  N/A

acceptance of the visor BVBA

PROPOSAL #8.: Approve the remuneration of the                     ISSUER             NO              N/A                  N/A

statutory Auditor

PROPOSAL #9.: Approve in accordance with Article 556         ISSUER             NO              N/A                  N/A

of the Belgian Company code the conditions of the

convertible bonds issued by the Company on 24 SEP 2009

PROPOSAL #10.: Miscellaneous                                                   ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EUROPAC-PAPELES Y CARTONES DE EUROPA SA

  TICKER:                  N/A                 CUSIP:   E4611S106

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the individual and consolidated         ISSUER            YES             FOR                  FOR

Annual Accounts and Balance Sheet of Europa and C, as

 well as the Management of the Board for the FYE 31

DEC 2009

PROPOSAL #2: Approve the proposed application of 2009        ISSUER            YES             FOR                  FOR

 profits

PROPOSAL #3: Approve the Director's remuneration for         ISSUER            YES             FOR                  FOR

the year 2010

PROPOSAL #4: Amend the Article 30 of the Articles of         ISSUER            YES             FOR                  FOR

Association, about the Directors remuneration

PROPOSAL #5: Approve the amendments introduced in the        ISSUER            YES             FOR                  FOR

 share plan for executive Directors and the Management

PROPOSAL #6: Re-appointment of Don Enrique Isidro              ISSUER            YES         AGAINST           AGAINST

Rincon as a Director

PROPOSAL #7: Authorize the Board of Directors, to              ISSUER            YES             FOR                  FOR

carry out the derivative acquisition of own shares,

in conformity with the provisions of section 75 of

the Spanish Limited Companies Act, Ley De Sociedades

Anonimas, and other relevant sections of the same Act

PROPOSAL #8: Authorize the Board and the Executive            ISSUER            YES             FOR                  FOR

Committee to increase the Corporate capital, as per

the provisions of section 153.1 b of t he Spanish

Limited Companies Act

PROPOSAL #9: Authorize the Board and the Executive            ISSUER            YES             FOR                  FOR

Committee to issue tradable fixed income securities

which may be convertible and, or exchangeable for

Company shares; set the criteria to determine the

ratio and type'S of the exchange and, or the

conversion, delegating powers to the Board to

increase the capital for the necessary amount

PROPOSAL #10: Authorize the Board, with authority, to        ISSUER            YES             FOR                  FOR

 depute the powers received, for the full

development, execution and construction of the

agreements, and for their filing with the relevant

PROPOSAL #11: Approve that write up the minutes of            ISSUER            YES             FOR                  FOR

the proceedings, as the case may be

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EUROPEAN GOLDFIELDS LTD

  TICKER:                  N/A                 CUSIP:   298774100

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Election of Martyn Konig, Mark                       ISSUER            YES         AGAINST           AGAINST

Rachovides, Timothy Morgan-Wynne, Dimitrios Koutras,

Georgios Sossidis, Jeffrey O'Leary, Bruce Burrows,

Alfred Vinton as the Directors of the Company

PROPOSAL #2.: Appointment of Ernst & Young LLP as the        ISSUER            YES             FOR                  FOR

 Auditors of the Company for the ensuing year and

authorize the Directors to fix their remuneration

PROPOSAL #S.3: Approve all unallocated options and            ISSUER            YES             FOR                  FOR

grant the Company the ability to continue granting

options under the Share Option Plan until MAY 2013

PROPOSAL #S.4: Approve all unallocated Restricted              ISSUER            YES             FOR                  FOR

Share Units; and grant the Company the ability to

continue granting Restricted Share Units under the

Restricted Share Unit Plan until MAY 2013

PROPOSAL #S.5: Approve the amendments to the Share            ISSUER            YES             FOR                  FOR

Option Plan related to the implementation of a

jointly owned equity structure

PROPOSAL #S.6: Approve the amendments to the Share            ISSUER            YES             FOR                  FOR

Option Plan unrelated to the implementation of a

jointly owned equity structure

PROPOSAL #S.7: Approve the amendments to the                       ISSUER            YES             FOR                  FOR

Restricted Share Unit Plan related to the

implementation of a jointly owned equity structure

PROPOSAL #S.8: Approve the amendments to the                       ISSUER            YES             FOR                  FOR

Restricted Share Unit Plan unrelated to the

implementation of a jointly owned equity structure

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EVEREST KANTO CYLINDER LTD, MUMBAI

  TICKER:                  N/A                 CUSIP:   Y23622114

  MEETING DATE:      7/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009, the profit and loss account

for the YE on that date and the reports of the Board

of Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint Mr. Puneet Khurana as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Appoint Mr. P.M. Samvatsar as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Appoint Mr. Krishen Dev as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation

PROPOSAL #6.: Appoint M/s. Dalal & Shah, Chartered            ISSUER            YES             FOR                  FOR

Accountants as the Statutory Auditors of the Company,

 to hold office from the conclusion of this AGM until

 the conclusion of the next AGM of the Company on

such remuneration as shall be fixed by the Board of

Directors

PROPOSAL #7.: Appoint M/s. Arun Arora & Co.,                       ISSUER            YES             FOR                  FOR

Chartered Accountants as the Branch Auditors of the

Company, to hold office from the conclusion of this

AGM until the conclusion of the next AGM of the

Company on such remuneration as shall be fixed by the

 Board of Directors

PROPOSAL #8.: Appoint Mr. Gurdeep Singh as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who liable to retire by rotation

PROPOSAL #9.: Appoint Mr. Arvind Malhan as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who liable to retire by rotation

PROPOSAL #10.: Authorize the Board of Directors of            ISSUER            YES         AGAINST           AGAINST

the Company [hereinafter referred to as the Board

which term shall be deemed to include any Committee

which the Board may constitute to exercise its

powers, including the powers conferred by this

Resolution], in accordance with Section 293(1)(d) of

the Companies Act, 1956 [including any statutory

modification or re-enactment thereof for the time

being in force] and the Articles of Association of

the Company, to borrow any sum or sums of money, from

 time to time, at their discretion, for the purpose

of the business of the Company, which together with

the monies already borrowed by the Company [apart

from temporary loans obtained from the Company's

Bankers in the ordinary course of business] may

exceed at any time, the aggregate of the paid up

capital of the Company and its free reserves [that is

 to say reserves not set apart for any specific

purpose] by a sum not exceeding 2 times of the then

paid up capital of the Company and its free reserves

and authorize the Board to arrange or fix the terms

and conditions of all such monies to be borrowed from

 time to time as to interest, repayment, security or

PROPOSAL #S.11: Approve that pursuant to Section                ISSUER            YES         AGAINST           AGAINST

81(1A) and all other applicable provisions of the

Companies Act, 1956 [including any statutory

modification or re-enactment thereof, for the time

being in force] and enabling provisions of the

Memorandum and Articles of Association of the Company

 and the Listing Agreements entered into by the

Company with the Stock Exchanges where the shares of

the Company are listed and subject to the provisions

of Chapter XIII-A of the SEBI [disclosure and

investor protection] guidelines, 2000 [SEBI DIP

Guidelines], the provisions of the Foreign Exchange

Management Act, 1999 and the Foreign Exchange

Management [transfer or issue of security by a person

 resident outside India] regulations, 2000 and such

other statues, notifications, clarifications,

circulars, rules and regulations as may be applicable

 and relevant, as amended from time to time,

guidelines or laws and/or any approval, consent,

permission and/or sanction of the Central Government,

 Reserve Bank of India and any other appropriate

authorities [hereinafter collectively referred to as

the appropriate authorities] and subject to such

conditions as may be prescribed by any of them while

granting any such approval, consent, permission

and/or sanction [hereinafter referred to as the

requisite approvals] and which may be agreed to by

the Board of Directors of the Company [hereinafter

called the Board which term shall be deemed to

include any committee which the Board may have

constituted or hereinafter constitute to exercise its

 powers including the powers conferred by this

resolution], to create, offer, issue and allot equity

 shares/fully convertible debentures/partly

convertible debentures/non convertible debentures

with warrants/any other securities, convertible into

or exchangeable with equity shares on such date as

may be determined by the Board and within the period

prescribed under applicable laws [hereinafter

referred to as the securities] to Qualified

Institutional Buyers [QIBs] as per the SEBI DIP

Guidelines, whether or not such investors are Members

 of the Company, through a placement document(s), at

such time or times in one or more tranche or

tranches, at the price of the equity shares or

securities to be issued may be decided at the time of

 launching the issue by the Committee namely, QIP

Issue Committee formed by the Board, keeping in view

the prescribed guidelines, namely, the SEBI DIP

Guidelines up to an aggregate amount not exceeding

INR 150,00,00,000; the relevant date for the purpose

of pricing of the securities proposed to be issued in

 accordance with SEBI DIP guidelines, shall be the

date of the meeting in which the Board [which

expression includes Committee i.e. QIP Issue

Committee constituted to exercise its powers] decides

 to open the issue of the Securities, subsequent to

the receipt of the shareholders approval in terms of

Section 81(1A) and other applicable provisions, if

any of the Companies Act, 1956 and other applicable

Laws, regulations and guidelines in relation to the

PROPOSAL #S.12: Approve that in accordance with the          ISSUER            YES             FOR                  FOR

provisions of the Foreign Exchange Management Act,

1999 and Foreign Exchange Management [transfer or

issue of security by a person resident outside India]

 Regulations, 2000 [the regulations] and all other

applicable rules, regulations, guidelines and laws

[including any statutory modifications or re-

enactment thereof, for the time being in force]

consent of the Company be and is hereby accorded to

permit Foreign Institutional Investors [FIIs]

registered with the Securities and Exchange Board of

India [SEBI] to acquire and hold, on their own

account and on behalf of their SEBI approved sub

accounts, shares of the Company up to 40% of the paid

 up share capital of the Company or such limits as

are or may be prescribed, from time to time, under

applicable Laws, rules and regulations

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EVEREST KANTO CYLINDER LTD, MUMBAI

  TICKER:                  N/A                 CUSIP:   Y23622114

  MEETING DATE:      6/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board, pursuant to the          ISSUER            YES             FOR                  FOR

provisions of section 81(1A) and all other applicable

 provisions, if any, of the companies Act, 1956,

including any statutory modification or re-enactment

thereof, for the time being in force and as may be

enacted form time to time and subject to necessary

approvals, consents, permissions and / or sanctions

of the Central Government, Reserve Bank of India and

any other appropriate authorities, including banks,

financial institutions or other creditors, if

applicable and subject to such conditions as may be

prescribed by any of them while granting any such

approval consent, permission or sanction and which

may be agreed to by the Board of Directors of the

Company  herein after referred to as the Board which

term shall be deemed to include any Committee which

the Board may have CONTD

PROPOSAL #CONT: CONTD constituted or hereinafter                ISSUER             NO              N/A                  N/A

constituted to exercise its powers including the

power conferred by this resolution  and subject

further to the Company's memorandum and Articles of

Association and the listing agreements entered into

by the Company with the stock exchanges on which the

shares of the Company are listed and the relevant

regulations issued or regulations framed by the

securities and exchange Board of India  herein after

referred to as SEBI  to issue, offer and allot upto

60,00,000 equity shares  herein after referred to as

new equity shares  of the face value of INR 2 each of

 the Company for cash at a premium of INR 1332 per

share of which upto 40,00,000 new equity shares be

offered for subscription on preferential basis to

PROPOSAL #CONT: CONTD asset Management limited A/C            ISSUER             NO              N/A                  N/A

reliance growth fund and upto 20,00,000 new equity

shares be offered for subscription on preferential

basis to reliance capital asset Management limited

A/C reliance regular savings fund- equity option in

one or mire tranches and on such terms and conditions

 and in such manner as the Board may think fit,

without offering the same to any other persons who at

 the date of offer are holders of shares of the

Company; the relevant date for the purpose of

calculating the issue price of the above mentioned

new equity shares in accordance with the securities

and exchange Board of India  Issue of Capital and

Disclosure Requirements  regulations, 2009  herein

after referred to as SEBI regulations  relating to

preferential issues is 20 MAY 2010 being the 30th day

PROPOSAL #CONT: CONTD  i.e., the 30th day prior to            ISSUER             NO              N/A                  N/A

the date on which the meeting of the shareholders is

held in terms of Section 81(1A) of the companies Act,

 1956, to consider the proposed issue ; the offer

issue and allotment of the aforesaid new equity

shares shall be made at such time or times as the

Board may in its absolute discretion decide in

accordance with the SEBI regulations; the new equity

shares allotted to the investors will be subject to a

 lock-in period of one year in accordance with the

Clause 78.2 of SEBI regulation; all the new equity

shares to be so issued on preferential allotment

basis shall be subject to the memorandum and Articles

 of Association of the Company; the new equity shares

 shall rank pari passu in all respects including

entitlement for dividend with the existing equity

PROPOSAL #CONT: CONTD authorize the Board to decide          ISSUER             NO              N/A                  N/A

and approve the other terms and conditions of the

issue and also shall be entitled to vary, modify or

alter any of the terms and conditions, a sit may deem

 expedient, subject however to the compliance with

the applicable guidelines, notification, rules and

regulations; to accept any amendments, modifications,

 variations and alterations as the Government of

India / Reserve Bank of India / SEBI or any other

regulatory authority may stipulate in that behalf;

for the purpose of giving effect to the issue and

allotment of new equity shares, as specified above,

to sign, execute and issue consolidated receipt(s)

for the securities, listing applications, agreements,

 undertakings, deeds, declarations, any applications

to SEBI or any other regulatory authority and all

other documents and to do all such acts, deeds,

matters and other things as CONTD

PROPOSAL #CONT: CONTD the Board may at its absolute          ISSUER             NO              N/A                  N/A

discretion think fit and to settle any questions,

difficulties or doubts that may arise in regards to

issue, allotment and utilization of issue proceeds,

including for the purpose of complying with all the

formalities as may be required in connection with and

 incidental to the aforesaid offering of securities,

including for post issue formalities without being

required to seek any further consent from the

Members, with the intent that the Members shall be

deemed to have given their consent thereto expressly

by the authority of this resolution; and to delegate

all or any of the powers to the Management Committee

of Directors of the Company or to any Director or

Directors or any other officer or officers of the

Company to give effect to the aforesaid resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EVERGREEN INTERNATIONAL STORAGE & TRANSPORT CORP

  TICKER:                  N/A                 CUSIP:   Y2376C108

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the 2009 business operations           ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: Receive the 2009 audited reports                  ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

as follows: proposed cash dividend: TWD 0.5 per share

PROPOSAL #B.3: Amend the procedures of monetary                 ISSUER            YES             FOR                  FOR

loans, endorsement and guarantee

PROPOSAL #B.4: Other issues                                                     ISSUER            YES         AGAINST           AGAINST

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EVERLIGHT CHEMICAL INDUSTRIAL CORP

  TICKER:                  N/A                 CUSIP:   Y2367J104

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 Audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of re-investment                           ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

the proposed cash dividend TWD 0.7 per share

PROPOSAL #B.3: Approve the revision to the procedure         ISSUER            YES             FOR                  FOR

of monetary loans

PROPOSAL #B.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.5: Other issues                                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EVERLIGHT ELECTRONICS CO LTD

  TICKER:                  N/A                 CUSIP:   Y2368N104

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of local convertible bonds         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

 financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution.         ISSUER            YES             FOR                  FOR

 proposed cash dividend:  TWD 4.0per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of  Incorporation

PROPOSAL #B.4: Approve the proposal of capital                   ISSUER            YES             FOR                  FOR

injection  by issuing new shares and global

depositary receipt

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of  monetary loans,  endorsement and guarantee

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of  trading derivatives

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EVERTZ TECHNOLOGIES LTD

  TICKER:                  N/A                 CUSIP:   30041N107

  MEETING DATE:      9/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Re-elect Romolo Magarelli as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.2: Re-elect Doug DeBruin as a Director             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.3: Re-elect Christopher M. Colclough as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #1.4: Re-elect Dr. Thomas V. Pistor as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Re-elect Dr. Ian L. McWalter as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.: Re-appoint Deloitte & Touche LLP as the        ISSUER            YES             FOR                  FOR

 Auditors of the Company and authorize the Directors

to fix the Auditors remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EVOLUTION GROUP PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G3225P100

  MEETING DATE:      1/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the Evolution Group          ISSUER            YES         AGAINST           AGAINST

Plc 2010 Joint Share Ownership Plan and the 2010

Growth Share Ownership Plans which relate to

Evolution Securities Limited and Williams de Broe

Limited [together the Share Plans], the principal

terms as specified and which are to be implemented by

 means of the rules of each Share Plan and the

adoption of new articles of association of each of

Evolution Securities limited and Williams de Broe

Limited in or substantially in the form produced to

the meeting as specified and authorize the Directors

of the Company to do all such acts and things that

they consider necessary or expedient to carry the

share plans into effect including, without

limitation, making any amendment to the documentation

 governing the Evolution Group Employees' Share Trust

 established by deed dated 13 MAR 2002 to facilitate

the operation of the 2010 Joint Share Ownership Plan,

 and/or making or approving amendments to the rules

of each Share- Plan and/or the new articles of

association of Evolution Securities Limited and/or

Williams de Brae Limited as are necessary without

materially amending their terms as specified

PROPOSAL #2.: Approve, subject to the passing of the         ISSUER            YES         AGAINST           AGAINST

Resolution 1 in this notice, the subscription by

Andrew Umbers for 4,243 B Ordinary Shares of GBP 0.10

 each in Evolution Securities Limited at an aggregate

 cost of GBP 169,720

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EVOLUTION GROUP PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G3225P100

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the accounts and the          ISSUER            YES             FOR                  FOR

reports of the Directors and the Auditors thereon

PROPOSAL #2: Receive and adopt the Directors                       ISSUER            YES         AGAINST           AGAINST

remuneration report

PROPOSAL #3: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of Mr. Christopher Chambers as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #5: Election of Mr. Roger Perkin as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6: Election of Mr. Martin Gray as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Election of Mr. Alex Snow as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #8: Election of Mr. Andrew Westenberger as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #9: Election of Lord MacLaurin of Knebworth         ISSUER            YES         AGAINST           AGAINST

DL as a Director

PROPOSAL #10: Election of Peter Gibbs as a Director           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #11: Election of Mark Nicholls as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #12: Re-appointment of Messrs.                               ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers LLP as the Auditors

PROPOSAL #13: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the remuneration of the Auditors

PROPOSAL #14: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #15: Approve to disapply the statutory pre-         ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #16: Authorize the Company to buy back its          ISSUER            YES             FOR                  FOR

own shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EVS BROADCAST EQUIPMENT SA, LIEGE

  TICKER:                  N/A                 CUSIP:   B3883A119

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Annual report                              ISSUER             NO              N/A                  N/A

PROPOSAL #O.2: Approve the Auditor reports                           ISSUER             NO              N/A                  N/A

PROPOSAL #O.3: Approve the 2009 accounts and profit          ISSUER             NO              N/A                  N/A

allocation

PROPOSAL #O.4: Grant discharge from liability to the         ISSUER             NO              N/A                  N/A

Directors and the Auditor

PROPOSAL #O.5: Approve the renewal of the mandate of         ISSUER             NO              N/A                  N/A

the Statutory Auditor

PROPOSAL #O.6.A: Appointment of Michel Counson as a          ISSUER             NO              N/A                  N/A

Director and renewal of mandates, 6 years

PROPOSAL #O.6.B: Appointment of Pierre L'hoest as a          ISSUER             NO              N/A                  N/A

Director and renewal of mandates, 6 years

PROPOSAL #O.6.C: Appointment of Francis Bodson as a          ISSUER             NO              N/A                  N/A

Director and renewal of mandates, 1 year

PROPOSAL #O.6.D: Appointment of Laurent Minguet as a         ISSUER             NO              N/A                  N/A

Director and renewal of mandates, 1 year

PROPOSAL #O.6.E: Appointment of Acces Direct S.A. as         ISSUER             NO              N/A                  N/A

an Independent Director and renewal of mandates, 4

years

PROPOSAL #O.6.F: Appointment of Jean-Pierre Pironnet         ISSUER             NO              N/A                  N/A

as a Director and renewal of mandates, 1 year

PROPOSAL #O.6.G: Appointment of Christian Raskin as          ISSUER             NO              N/A                  N/A

an Independent Director and renewal of mandates, 1

PROPOSAL #O.7: Approve the remuneration of the                   ISSUER             NO              N/A                  N/A

mandate of the Directors

PROPOSAL #E.1: Approve the renewal of authorized                ISSUER             NO              N/A                  N/A

capital

PROPOSAL #E.2: Approve the issuance of 250,000 new            ISSUER             NO              N/A                  N/A

warrants

PROPOSAL #E.3: Approve the cancellation of Article 32        ISSUER             NO              N/A                  N/A

 of the statutes

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EVS BROADCAST EQUIPMENT SA, LIEGE

  TICKER:                  N/A                 CUSIP:   B3883A119

  MEETING DATE:      6/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the special report of the Board        ISSUER             NO              N/A                  N/A

 of Directors in application of the Article 604 of

the Belgian Code of Companies, explaining the

specific conditions in which it will be able to use

the authorized capital, and the pursued objectives;

b) renewal of the authorization granted to the Board

of Directors in Article 6, Paragraph 8 of the

statutes, i.e.: the Board of Directors is expressly

authorized to use the authorized capital in

accordance with the conditions provided under Article

 607 of the Belgian Code of Companies in the event of

 a bid, upon receipt of the notification by the

Commission Bancaire, Financiere et des Assurances

(Banking, Finance and Insurance Commission) that it

was informed of a takeover bid concerning the

Company, insofar such receipt occurs within three

years following the extraordinary general meeting of

07 JUN 2010; c) modification of the statutes to

PROPOSAL #2.: Approve the report of BDO Atrio,                   ISSUER             NO              N/A                  N/A

Reviseurs d'Entreprises Soc. Civ. SCRL, Statutory

Auditor, and special report of the Board of Directors

 established in application of the Articles 583, 596

and 598 of the Belgian Code of Companies, explaining

the object and the detailed justification of the

proposition of issuance of warrants with suppression

of preferential subscription rights of shareholders;

b) issuance of 250,000 warrants according to the

hereafter mentioned conditions, giving the right to

the holders to subscribe to an equivalent number of

ordinary shares of the Company; c) suppression of the

 preferential right of the existing shareholders in

favor of the persons designated hereafter; d)

conditions of issuance of warrants: number of

nominative warrants to be issued: 250,000

subscription: the warrants are subscribed at the time

 of the issuance by EVS Broadcast Equipment S.A. the

latter, through its Board of Directors, must give

them back exclusively to the beneficiaries as

designated below; beneficiaries: employees of EVS

Broadcast Equipment and of its affiliates; but also

the following people who are Directors, regular

service providers or service providers who are

directly or indirectly linked by contract with the

EVS group: Acces Direct S.A. ; Belinvest SA ; Francis

 Bodson ; Michel Counson ; Jean Dumbruch ; Dwesam

BVBA; Fidchell Sarl; Gallocam SPRL; Jacques Galloy ;

Idoine SPRL; Pierre L'Hoest ; Laurent Minguet ; OB-

Servers Ltd; P&P S.A.; Jean-Pierre Pironnet ;

Christian Raskin ; SELIX SPRL; SGD Broadcast Media

Ltd; SWART B.V.; issuance price of the warrants: free

 or not, under the conditions to be determined by the

 Board of Directors; exercise price of the warrants:

at least the average share price of the last 30

closing prices preceding the day of the offer;

exercise period: warrants can only be exercised as

from the fourth civil year following the grant date,

within the limits of the Corporate Governance

Charter. transferability of the warrants: non

transferable, except by hereditary; rights: the new

shares will have the same rights as the existing

shares; grant conditions: the Board of Directors will

 be able to determine the grant, withholding and

exercise conditions of the warrants, either through

issuance of new shares or by allocation of existing

shares; e) mdification of the statutes in case of

exercise of warrants effectively issued, if that

exercise results in new share issuance (instead of

allocation of existing shares)'; f) powers to be

conferred to two Directors acting jointly to: precise

 (and possibly a declaration by deed) the exact

number of warrants to be issued, the final

subscription price of shares, the subscription

periods, the procedures for adjusting the rights of

the warrants in case of transactions on the capital;

make a declaration by deed of the achievement of

capital increases and changes in statutes resulting

from it; execute the resolutions to be taken

following the above mentioned objects; for all above

PROPOSAL #3.: Approve the Article 32 of the statutes         ISSUER             NO              N/A                  N/A

has no use; it is proposed to cancel it

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EXACT HOLDING NV, DELFT

  TICKER:                  N/A                 CUSIP:   N31357101

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and announcements                                  ISSUER             NO              N/A                  N/A

PROPOSAL #2: Report of the Board of Managing                       ISSUER             NO              N/A                  N/A

Directors over 2009

PROPOSAL #3: Statement of affairs on Corporate                   ISSUER             NO              N/A                  N/A

Governance

PROPOSAL #4: Adopt the Annual Accounts 2009                         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Dividend policy                                                   ISSUER             NO              N/A                  N/A

PROPOSAL #6: Approve the dividend proposal                           ISSUER            YES             FOR                  FOR

PROPOSAL #7: Grant discharge of the Members of the            ISSUER            YES             FOR                  FOR

Board of Managing Directors

PROPOSAL #8: Grant discharge of the Members of the            ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #9: Approve to change the Long Term                       ISSUER            YES             FOR                  FOR

Incentive Plan for the Board of Managing Directors

PROPOSAL #10: Grant authority to grant shares to the         ISSUER            YES             FOR                  FOR

Board of Managing Directors

PROPOSAL #11: Appoint Mr. M.J. Timmer as a Member of         ISSUER            YES             FOR                  FOR

the Board of Managing Directors

PROPOSAL #12: Re-appointment of the External Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #13: Authorize the Board of Managing                     ISSUER            YES             FOR                  FOR

Directors to acquire  fully paid up  shares in its

own capital

PROPOSAL #14: Authorize the assignment of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors to issue  rights to subscribe

for share and to limit or exclude pre-emption rights

PROPOSAL #15: Questions and answers                                       ISSUER             NO              N/A                  N/A

PROPOSAL #16: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EXEDY CORPORATION

  TICKER:                  N/A                 CUSIP:   J1326T101

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EXIDE INDUSTRIES LTD

  TICKER:                  N/A                 CUSIP:   Y2383M131

  MEETING DATE:      7/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the profit and loss account for          ISSUER            YES             FOR                  FOR

the YE 31 MAR 2009 and the balance sheet as at that

date together with the reports of the Directors and

the Auditors thereon

PROPOSAL #2.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Mr. Bhaskar Mitter as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. S.N. Mookherjee as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Vijay Aggarwal as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Appoint the Auditors and approve to fix        ISSUER            YES             FOR                  FOR

 their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EXIDE INDUSTRIES LTD

  TICKER:                  N/A                 CUSIP:   Y2383M131

  MEETING DATE:      12/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board, pursuant to the          ISSUER            YES             FOR                  FOR

provisions of Section 81(1A) and all other applicable

 provisions of the Companies Act, 1956 [including any

 statutory modification(s) or re-enactment thereof,

for the time being in force] and pursuant to the

provisions of Chapter VIII of the Securities and

Exchange Board of India [Issue of Capital and

Disclosure Requirements] Regulations, 2009 [SEBI ICDR

 Regulations] as in force and subject to all other

applicable Rules, Regulations, Guidelines,

Notifications and Circulars of the Securities and

Exchange Board of India [SEBI], the applicable

provisions of Foreign Exchange Management Act, 1999

[FEMA], Rules, Regulations, Guidelines, Notifications

 and Circulars issued under FEMA including but not

limited to Foreign Exchange Management [Transfer or

Issue of Security by a Person Resident Outside India]

 Regulations, 2000, provisions of Issue of Foreign

Currency Convertible Bonds and Ordinary Shares

[through Depository Receipt Mechanism] Scheme, 1993

and enabling provisions of the Memorandum and

Articles of Association of the Company and the

Listing Agreements entered into by the Company with

Stock Exchanges where the shares of the Company are

listed, and subject to requisite approvals, consents,

 permissions and/or sanctions of SEBI, the Stock

Exchanges, Reserve Bank of India [RBI], the

Department of Industrial Policy and Promotion,

Ministry of Commerce, the Foreign Investment

Promotion Board [FIPB], and all other Authorities as

may be required, whether in India or outside India,

[hereinafter Collectively referred to as Appropriate

Authorities], and subject to such conditions as may

be prescribed by any of them while granting any such

approval, consent, permission, and/or sanction

[hereinafter referred to as Requisite Approvals],

which may be agreed to by the Board of Directors of

the Company [hereinafter referred to as the Board

which term shall be deemed to include any Committee

thereof which the Board may have constituted or

hereinafter constitute to exercise its powers

including the powers conferred by this resolution],

at its absolute discretion to create, offer, issue

and allot in one or more tranches, in the course of

domestic/international offerings to one or more

persons as the Board may determine at its absolute

discretion, whether or not they are shareholders of

the Company, including but not limited to Domestic

Investors/Foreign Investors whether having presence

in India or not, Mutual Funds, Banks, Financial

Institutions, Insurance Companies, Pension Funds

through a Private Placement with or without an over-

allotment option, equity shares and/or any securities

 convertible into equity shares at the option of the

Company and/or holder(s) of the securities and/or

securities linked to equity shares and/or securities

with warrants including any instruments or securities

 representing either equity shares and/or Convertible

 Securities or securities linked to equity shares or

equity shares/fully convertible debentures along with

 warrants or any securities other than warra

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EXTENDICARE REAL ESTATE INVT  TR

  TICKER:                  N/A                 CUSIP:   302251103

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Mel Rhinelander as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Election of John F. Angus as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Election of Governor Howard Dean as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of George A. Fierheller as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of Dr. Seth B. Goldsmith as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #1.6: Election of Benjamin J. Hutzel as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of Michael J.L. Kirby as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.8: Election of Alvin G. Libin as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.9: Election of J. Thomas Macquarrie as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.10: Election of Timothy L. Lukenda as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Re-appoint KPMG LLP as the Auditors of          ISSUER            YES             FOR                  FOR

Extendicare Real Estate Investment Trust for the

ensuing year

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EXTRACT RESOURCES LTD

  TICKER:                  N/A                 CUSIP:   Q36899104

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Re-elect Alastair Clayton as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #2: Re-elect Ron Chamberlain as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #3: Approve, for the purposes of ASX Listing        ISSUER            YES             FOR                  FOR

 Rule 7.2  exception 9(b)  and for all other

purposes, the establishment of the performance rights

 plan and authorize the Company to grant performance

rights and issue shares to eligible employees  as

defined in the Performance Rights Plan  pursuant to

those Performance Rights from time to time upon the

terms and conditions as specified

PROPOSAL #4: Approve, for the purposes of ASX Listing        ISSUER            YES         AGAINST           AGAINST

 Rules 7.1 and 10.14, and Chapter 2E of the

Corporations Act and for all other purposes and

authorize the Company to grant 1,341,300 Performance

Rights (each to acquire one Share in the capital of

the Company) for nil consideration to Jonathan

Leslie, and to allot and issue shares on the vesting

of those Performance Rights, in accordance with the

Performance Rights Plan and otherwise on the terms

PROPOSAL #5: Approve, for the purposes of Listing              ISSUER            YES             FOR                  FOR

Rule 10.11, Chapter 2E of the Corporations Act and

for all other purposes and authorize the Company to

allot and issue 15,524 Shares to Stephen Galloway, on

 the terms and conditions as specified

PROPOSAL #6: Approve, for the purposes of Listing              ISSUER            YES             FOR                  FOR

Rule 10.11, Chapter 2E of the Corporations Act and

for all other purposes and authorize the Company to

allot and issue 4,851 shares to John Main, on the

terms and conditions as specified

PROPOSAL #7: Approve, for the purposes of Listing              ISSUER            YES             FOR                  FOR

Rule 10.11, Chapter 2E of the Corporations Act and

for all other purposes and authorize the Company to

allot and issue 4,851 shares to Neil MacLachlan, on

the terms and conditions as specified

PROPOSAL #8: Approve, for the purposes of Listing              ISSUER            YES             FOR                  FOR

Rule 10.11, Chapter 2E of the Corporations Act and

for all other purposes and authorize the Company to

allot and issue 4,851 shares to Inge Zaamwani-Kamwi,

on the terms and conditions as specified

PROPOSAL #9: Approve, subject to Resolution 1 being          ISSUER            YES             FOR                  FOR

passed, for the purposes of Listing Rule 10.11,

Chapter 2E of the Corporations Act and for all other

purposes and authorize the  Company to allot and

issue 1,808 Shares to Alastair Clayton, on the terms

and conditions as specified

PROPOSAL #10: Approve, subject to Resolution 2 being         ISSUER            YES             FOR                  FOR

passed, for the purposes of Listing Rule 10.11,

Chapter 2E of the Corporations Act and for all other

purposes and authorize the  Company to allot and

issue 1,037 Shares to Ron Chamberlain, on the terms

and conditions as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EZRA HLDGS LTD

  TICKER:                  N/A                 CUSIP:   Y2401G108

  MEETING DATE:      10/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors, pursuant to            ISSUER            YES             FOR                  FOR

Section 161 of the Companies Act, Chapter 50 and the

Listing Manual of the SGX-ST [the 'Listing Manual'],

to issue shares in the capital of the Company

[whether by way of rights, bonus or otherwise];

and/or make or grant offers, agreements or options

[collectively, 'instruments'] that may or would

require shares to be issued, including but not

limited to the creation and issue of warrants,

debentures or other instruments convertible into

shares, at any time and upon such terms and

conditions and for such purposes and to such persons

as the Directors may in their absolute discretion

deem fit; and [b] [notwithstanding that the authority

 conferred by this resolution may have ceased to be

in force] issue shares in pursuance of any instrument

 made or granted by the Directors while this

resolution was in force, provided that: [i] the

aggregate number of shares to be issued pursuant to

this resolution [including shares to be issued in

pursuance of instruments made or granted pursuant to

this resolution] does not exceed 50% of the issued

share capital [excluding treasury shares] of the

Company as [as calculated in accordance with this

resolution below], of which the aggregate number of

shares to be issued other than on a pro-rata basis to

 shareholders of the Company [including shares to be

issued in pursuance of instruments made or granted

pursuant to this Resolution] does not exceed 20% of

the issued share capital [excluding treasury shares]

of the Company [as calculated in accordance with this

 resolution below]; [ii] for the purpose of

determining the aggregate number of shares that may

be issued under this resolution above, the percentage

 of the issued share capital of the Company shall be

calculated based on the issued share capital

[excluding treasury shares] of the Company at the

time of passing of this resolution, after adjusting

for: [1] new shares arising from the conversion or

exercise of any convertible securities; [2] new

shares arising from exercise of share options or

vesting of share awards outstanding or subsisting at

the time of passing of this resolution, provided the

options or awards were granted in compliance with

Part VIII of Chapter 8 of the Listing Manual; and [3]

 any subsequent bonus issue, consolidation or

subdivision of shares; [iii] in exercising the

authority conferred by this resolution, the Company

shall comply with the provisions of the Listing

Manual for the time being in force [unless such

compliance has been waived by the SGX-ST] and the

Articles of Association for the time being of the

Company; [Authority expires the earlier of the

conclusion the next AGM or the date by which the next

PROPOSAL #2.: Authorize the Directors, subject to and        ISSUER            YES             FOR                  FOR

 pursuant to the share issue mandate in Resolution 1

above being obtained, to issue new shares other than

on a pro-rata basis to shareholders of the Company at

 an issue price per new share which shall be

determined by the Directors in their absolute

discretion provided that such price shall not

represent more than a 20% discount to the weighted

average price per share determined in accordance with

 the requirements of the SGX-ST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EZRA HLDGS LTD

  TICKER:                  N/A                 CUSIP:   Y2401G108

  MEETING DATE:      12/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report        ISSUER            YES             FOR                  FOR

 and the Audited accounts of the Company for the FYE

31 AUG 2009 together with the Auditors' report thereon

PROPOSAL #2.: Declare a final tax-exempt dividend of         ISSUER            YES             FOR                  FOR

SGD 0.015 per ordinary share for the FYE 31 AUG 2009

PROPOSAL #3.: Re-elect Mr. Lee Chye Tek Lionel as a          ISSUER            YES             FOR                  FOR

Director retiring pursuant to Article 106 of the

Company's Articles of Association

PROPOSAL #4.: Re-elect Mr. Wong Bheet Huan Director          ISSUER            YES             FOR                  FOR

retiring pursuant to Article 106 of the Company's

Articles of Association

PROPOSAL #5.: Re-elect Mr. Tay Chin Kwang as a                   ISSUER            YES             FOR                  FOR

Director retiring pursuant to Article 106 of the

Company's Articles of Association

PROPOSAL #6.: Re-elect Dr. Ngo Get Ping Director                ISSUER            YES             FOR                  FOR

retiring pursuant to Article 106 of the Company's

Articles of Association

PROPOSAL #7.: Approve the payment of Directors' fees         ISSUER            YES             FOR                  FOR

of SGD 310,000 for the FYE 31 AUG 2009

PROPOSAL #8.: Re-appoint Ernst & Young LLP as the              ISSUER            YES             FOR                  FOR

Company's Auditors and authorize the Directors to fix

 their remuneration

PROPOSAL #9.: Authorize the Directors, pursuant to            ISSUER            YES             FOR                  FOR

Section 161 of the Companies Act, Chapter 50 and the

provisions (including Rule 806) of the Listing Manual

 of the Singapore Exchange Securities Trading

Limited, to allot and issue shares and convertible

securities in the capital of the Company at any time

and upon such terms and conditions and for such

purposes as the Directors may, in their absolute

discretion, deem fit provided that the aggregate

number of shares (including shares to be issued in

accordance with the terms of convertible securities

issued, made or granted pursuant to this Resolution)

to be allotted and issued pursuant to this Resolution

 shall not exceed 50% of the issued share capital of

the Company at the time of the passing of this

Resolution, of which the aggregate number of shares

and convertible securities to be issued other than on

 a pro rata basis to all shareholders of the Company

shall not exceed 20% of the issued share capital of

the Company and [Authority expires at earlier of the

conclusion of the Company's next AGM or the date by

which the next AGM of the Company is required by law

to be held]; and in the case of shares to be issued

in accordance with the terms of convertible

securities issued, made or granted pursuant to this

resolution, until the issuance of such shares in

accordance with the terms of such convertible

PROPOSAL #10.: Authorize the Directors, pursuant to          ISSUER            YES         AGAINST           AGAINST

Section 161 of the Companies Act, Chapter 50, to

allot and issue shares in the capital of the Company

to all the holders of options granted by the Company,

 whether granted during the subsistence of this

authority or otherwise, under the Ezra Employees'

Share Option Scheme ['the Scheme'] upon the exercise

of such options and in accordance with the terms and

conditions of the Scheme, provided always that the

aggregate number of additional ordinary shares to be

allotted and issued pursuant to the Scheme shall not

exceed 15% of the issued share capital of the Company

 from time to time

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EZRA HLDGS LTD

  TICKER:                  N/A                 CUSIP:   Y2401G108

  MEETING DATE:      2/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

 the Directors  to: a  for the purposes of the

Companies Act  Chapter 50  of Singapore  the

Companies Act purchase or otherwise acquire the

Shares  as hereafter defined  not exceeding in

aggregate the Prescribed Limit  as hereafter defined

, at such price'S  as may be determined by the

Directors from time to time up to the Maximum Price

as hereafter defined , whether by way of: i  on-

market purchases  Market Purchases , 105% transacted

on the SGX-ST through Quest-ST, the new trading

system of the SGX-ST which replaced the Central Limit

 Order Book  CLOB trading system as of 07 JUL 2008

or, as the case may be, any other stock exchange on

which the Shares may for the time being listed and

quoted, through one or more duly licensed

stockbrokers appointed by the Company for the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  F&C ASSET MANAGEMENT PLC, EDINBURGH

  TICKER:                  N/A                 CUSIP:   G3336H104

  MEETING DATE:      7/1/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Articles of Association of          ISSUER            YES             FOR                  FOR

the Company be altered by including new article

number 8A as specified

PROPOSAL #S.2: Approve the repurchase agreement                 ISSUER            YES             FOR                  FOR

between [1] the Company and [2] Friends Provident plc

 [the Repurchase Agreement] relating to the purchase

by the Company of 800,000 cumulative preference

shares of GBP 1 each in the capital of the Company

from Friends Provident plc [the Preference Shares],

the terms as specified in the circular of the Company

 dated 15 JUN 2009 [the Circular] a draft of which is

 now produced to the meeting [and, for the purposes

of identification, signed by the Chairman of the

meeting] in accordance with Section 164[2] of the

Companies Act 1985, [Authority expire with 18 months

of the date of this resolution, unless renewed by the

 Company at its general meeting]

PROPOSAL #S.3: Approve that conditional on the                   ISSUER            YES             FOR                  FOR

passing and coming into effect to Resolution 2 above

and with effect from the cancellation by the Company

of the Preference Shares, the Articles of Association

 of the Company be altered by making the amendments

highlighted in bold and italics relating to the

Preference Shares in the printed document market A

submitted to the meeting [and, for the purposes of

identification, signed by the Chairman of the meeting]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  F&C ASSET MANAGEMENT PLC, EDINBURGH

  TICKER:                  N/A                 CUSIP:   G3336H104

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial statements and the        ISSUER            YES             FOR                  FOR

 reports of the Directors and the Independent

Auditors for the YE 31 DEC 2009

PROPOSAL #2: Approve to declare a final dividend of 4        ISSUER            YES             FOR                  FOR

 pence per share on the ordinary shares of the Company

PROPOSAL #3: Election of Kieran Poynter as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-elect Keith Bedell-Pearce as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5: Re-elect Nick MacAndrew as a Director,          ISSUER            YES             FOR                  FOR

who retires by rotation

PROPOSAL #6: Re-elect David Logan as a Director, who         ISSUER            YES             FOR                  FOR

retires by rotation

PROPOSAL #7: Approve the Directors remuneration                 ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #8: Re-appointment of KPMG Audit PLC as the         ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize the Directors

to determine their remuneration

PROPOSAL #9: Authorize the Company to allot shares             ISSUER            YES             FOR                  FOR

PROPOSAL #S.10: Authorize the Company to disapply              ISSUER            YES             FOR                  FOR

statutory pre-emption rights

PROPOSAL #S.11: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases of the ordinary share capital of the Company

PROPOSAL #S.12: Amend the Company's Articles of                 ISSUER            YES             FOR                  FOR

Association

PROPOSAL #S.13: Approve the minimum notice period for        ISSUER            YES             FOR                  FOR

 general meetings

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  F&C ASSET MANAGEMENT PLC, EDINBURGH

  TICKER:                  N/A                 CUSIP:   G3336H104

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the proposed acquisition by F&C         ISSUER            YES             FOR                  FOR

of (1) the entire issued share' capital of a newly

incorporated Company that will own the entire issued

share capital of Thames River Capital Holdings

Limited (the ''Acquisition'') substantially on the

terms arid conditions set out in a sale and purchase

agreement dated 27 APR 2010 (the ''Acquisition

Agreement'') as described in the   circular to the

shareholders of F& C dated 01 JUN 2010 (a copy of

which is produced to the meeting and signed for

identification purposes by the Chairman of the

meeting (the ''Circular''); (ii) the entry by F&C

into commutation arrangements substantially on the

terms and conditions as set out in the commutation

agreements, a summary of which is set out in the

Circular (the ''Commutation Agreements''), CONT

PROPOSAL #CONT: CONT be approved and the Directors of        ISSUER             NO              N/A                  N/A

 F&C (or any duly constituted committee of the

Directors) be authorized (1) to take all such steps

as may be necessary or desirable in connection with,

and to implement, the Acquisition and the commutation

 arrangements contemplated by the Commutation

Agreements; and (2) to agree such modifications,

variations, revisions or amendments to the terms and

conditions of the Acquisition Agreement and the

Commutation Agreements and to any documents relating

thereto (provided such modifications, variations,

revisions or amendments are not material) as they may

 in their absolute discretion think fit

PROPOSAL #2: Approve the subject to, and conditional         ISSUER            YES             FOR                  FOR

on the passing of Resolutions 1, 3, 4 and 5, in

addition to all existing authorities, the Directors

be and are hereby generally and unconditionally

authorized pursuant to Section 551 of the Companies'

Act 2006 to exercise all the powers of F&C to allot

ordinary shares of 0.l p each in the capital of F&C

(''Ordinary Shares'') up to an aggregate nominal

amount of GBP 36,310.820 for the purposes of

satisfying the conditional element of the

consideration payable by F&C in connection with the

Acquisition under the Acquisition Agreement (both as

defined in Resolution 1 above), by way of the issue

of Ordinary Shares provided that CONT

PROPOSAL #CONT: CONT (i) such authority will expire          ISSUER             NO              N/A                  N/A

(unless previously renewed, varied or revoked by F&C

in general meeting) on the third anniversary of the

date on which this Resolution is passed; (ii) F&C

may, before the expiry of this authority, make an

offer or agreement which would or might require

relevant securities to be allotted after such expiry

and the Directors may allot relevant securities in

pursuance of that offer or agreement as if the

authority conferred hereby had not expired

PROPOSAL #3: Approve the subject to, and conditional         ISSUER            YES             FOR                  FOR

on, the passing of Resolutions 1, 2, 4 and 5, in

addition to all existing authorities, the Directors

be and are hereby generally and unconditionally

authorized pursuant to Section 551 of the Companies

Act 2006 to exercise all the powers of F&C to allot

ordinary shares of 0.l p each in the capital of F&C

(''Ordinary Shares'') in F&C up to an aggregate

nominal amount of GBP l22,511.485 for the purposes of

 satisfying the obligations of F&C pursuant to the

Commutation Agreements (as defined in Resolution 1

above), provided that CONT

PROPOSAL #CONT: CONT (i) such authority will expire          ISSUER             NO              N/A                  N/A

(unless previously renewed, varied or revoked by F&C

in general meeting) on the fifth anniversary of the

date on which this Resolution is passed; and (ii) F&C

 may, before the expiry of this authority, make an

offer or agreement which would or might require

relevant securities to be allotted after such expiry

and the Directors may allot relevant securities in

pursuance of that offer or agreement as if the

authority conferred hereby had not expired

PROPOSAL #4: Approve the subject to, and conditional         ISSUER            YES             FOR                  FOR

on, the passing of Resolutions 1, 2, 3 and 5: (i) the

 Management Retention Plan and the Management

Incentive Plan (the ''Management share plans'') (the

main features of which are summarized in the Appendix

 to this General Meeting Notice and copies of the

draft rules of which are produced to the meeting and

signed for identification purposes by the Chairman of

 the meeting) be and are hereby approved and the

Directors be and are hereby authorized to (1) do all

such acts and things as may be necessary or expedient

 to implement the Management Share Plans and (2)

agree such modifications, variations, revisions or

amendments to the draft rules of the Management Share

 Plane as they may in their absolute discretion think

 fit CONTD.

PROPOSAL #CONT: CONTD. (provided such modifications,         ISSUER             NO              N/A                  N/A

variations, revisions or amendments are not

material); and (ii) amendments to the F&C Purchased

Equity Plan, the F&C Executive Director Remuneration

Plan, the F&C Long Term Remuneration Plan, the F&C

Share Save Scheme and the F&C Share Incentive Plan

(the ''F&C Share Plans'' and such amendments being

the ''Amendments'' and draft copies of the rules of

the F&C Share Plans as proposed to be amended are

produced to the meeting and signed for identification

 purposes by the Chairman of the meeting), be and are

 hereby approved and the Directors of F&C (or any

duly constituted committee of the Directors) be and

are hereby authorized to (1) take all such steps as

may be necessary or desirable in connection with, and

PROPOSAL #CONT: CONTD. implement; the Amendments, and        ISSUER             NO              N/A                  N/A

 (2) agree such modifications, variations, revisions

or amendments to the Amendments and to any documents

relating thereto (provided such modifications,

variations, revisions or amendments are not material)

 as they may in their absolute discretion think fit

PROPOSAL #5: Approve the subject to, and conditional         ISSUER            YES             FOR                  FOR

on, the passing of Resolutions 1, 2, 3 and 4, in

addition to all existing authorities, the Directors

be and are hereby generally and unconditionally

authorized pursuant to Section 551 of the Companies

Act 2006 to exercise all the powers of F&C to grant

awards over ordinary shares of 0.1 p each in the

capital of F&C (''ordinary Shares'') up to an

aggregate nominal amount of GBP 50,743.354 pursuant

to the Management Share Plans and to allot Ordinary

Shares for the purposes of settling such awards which

 vest in accordance with the Management Share Plans,

provided that CONT

PROPOSAL #CONT: CONT (i) such authority will expire          ISSUER             NO              N/A                  N/A

(unless previously renewed, varied or revoked by F&C

in general meeting) on the fifth anniversary of the

date on which this Resolution is passed; and (ii) F&C

 may, before the expiry of this authority, make an

offer or agreement which would or might require

relevant securities to be allotted after such expiry

and the Directors may allot relevant securities in

pursuance of that offer or agreement as if the

authority conferred hereby had not expired

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  F.C.C.CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J1346G105

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FABEGE AB

  TICKER:                  N/A                 CUSIP:   W7888D108

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the Meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of Erik Paulsson as a Chairman         ISSUER            YES             FOR                  FOR

for the meeting

PROPOSAL #3: Preparation and approval of voting list         ISSUER             NO              N/A                  N/A

PROPOSAL #4: Approval of the agenda                                       ISSUER             NO              N/A                  N/A

PROPOSAL #5: Election of one or two persons to verify        ISSUER             NO              N/A                  N/A

 the minutes

PROPOSAL #6: Determination of whether the Meeting has        ISSUER             NO              N/A                  N/A

 been duly convened

PROPOSAL #7: Presentation of the Annual Report and            ISSUER             NO              N/A                  N/A

the Auditors' Report, as well as the Consolidated

Financial Statements and the Consolidated Auditor's

Report

PROPOSAL #8.A: Adopt the Profit and Loss Account and         ISSUER            YES             FOR                  FOR

Balance Sheet as well as the Consolidated Profit and

Loss Account and Consolidated Balance Sheet

PROPOSAL #8.B: Approve the allocation of the Company'        ISSUER            YES             FOR                  FOR

 profit in accordance with the adopted Balance Sheet,

 the AGM decides a dividend of SEK 2 per share for

PROPOSAL #8.C: Grant discharge from liability of the         ISSUER            YES             FOR                  FOR

Board of Directors and the Chief Executive Officer

PROPOSAL #8.D: Approve the proposed record date for          ISSUER            YES             FOR                  FOR

payment of the dividend is 29 MAR 2010, should the

Shareholders attending the AGM approve the said

proposal, the dividend is estimated to be distributed

 by Euroclear Sweden AB on 01 APR 2010

PROPOSAL #9: Approve the reduction of share capital          ISSUER            YES             FOR                  FOR

through withdrawal of treasury shares and bonus issue

PROPOSAL #10: Appointment of eight Directors with no         ISSUER            YES             FOR                  FOR

deputies

PROPOSAL #11: Approve the payment of Directors'                 ISSUER            YES             FOR                  FOR

remuneration at the same amounts as last year, a

total of SEK 2,445,000 to be divided as specified:

SEK 375,000 to the Chairman of the Board, SEK 185,000

 to each non-executive Director, SEK 835,000 to Erik

Paulsson as a separate fee for assisting senior

management on two projects and SEK 125,000 for work

in the Audit Committee and the Auditors  fees in

accordance with the approved invoice(s)

PROPOSAL #12: Re-elect Gote Dahlin, Christian                     ISSUER            YES             FOR                  FOR

Hermelin, Martha Josefsson, Mats Qviberg, Erik

Paulsson and Svante Paulsson as the Directors and

Oscar Engelbert, Par Nuder as the New Directors; re-

elect Erik Paulson as the Chairman of the Board

PROPOSAL #13: Approve the specified guidelines for            ISSUER            YES             FOR                  FOR

the procedure for appointing the Nominating Committee

PROPOSAL #14: Approve the specified guidelines for            ISSUER            YES             FOR                  FOR

the remuneration to the Company Management

PROPOSAL #15: Authorize the Board, for a period                 ISSUER            YES             FOR                  FOR

ending no later than the next AGM, to acquire shares

in the Company and transfer shares to other parties;

share buybacks are subject to a limit of 10% of the

total number of outstanding shares at any time and

may be made on the Stockholm Exchange, the right to

transfer shares is subject to a limit of 10% of all

outstanding shares at any time; derogating from the

pre-emption rights of existing shareholders, such

transfer may be made to third parties in connection

with the acquisition of property or businesses, but

not on the Stockholm Exchange; payment for

transferred shares may only be made in CONTD

PROPOSAL #16: Other items                                                         ISSUER             NO              N/A                  N/A

PROPOSAL #17: Conclusion of the meeting                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FAES FARMA SA, BILBAO

  TICKER:                  N/A                 CUSIP:   E4866U210

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and examine the annual accounts         ISSUER            YES             FOR                  FOR

and Management report, both the Company and its

consolidated Group and the proposed appropriation of

earnings for the year 2009

PROPOSAL #2: Amend the Articles of the bylaws,                   ISSUER            YES             FOR                  FOR

Articles 15, 21 and 28 on charges in the Board of

Directors and 22 on charges and Executive Committee

PROPOSAL #3: Amend the Article 13-2 of the Rules of          ISSUER            YES             FOR                  FOR

the general meeting of shareholders, information of

the amendment of Article 13 and the final disposition

 of the Board of Directors Regulations

PROPOSAL #4: Approve the proposed merger of the                 ISSUER            YES             FOR                  FOR

Companies Faes Farma, SA  Acquiring Company  and

Iquinosa Farma, S.A.U  Acquired Company  and

approval, as balance of fusion of Faes Farma, SA

closed on 31 DEC 2009, approval of the merger between

 the companies Faes Farma, SA  Acquiring Company  and

 Iquinosa Farma, S.A.U.  Acquired Company , all in

accordance with the provisions of the said project of

PROPOSAL #5: Authorize the Board of Directors to                ISSUER            YES         AGAINST           AGAINST

proceed with the acquisition of shares of the

Company, directly or through its subsidiaries, under

the terms stipulated in Articles 75 and followings of

 T. R. of the Corporations Act, and reduce the social

 capital through amortization of own shares and

corresponding amendment of Article 5 of the Bylaws

PROPOSAL #6: Approve the share capital increase                  ISSUER            YES             FOR                  FOR

PROPOSAL #7: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

execute the resolutions adopted at the General Meeting

PROPOSAL #8: Transact any other business                              ISSUER             NO              N/A                  N/A

PROPOSAL #9: Approve the minutes of the Board                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FAIRBORNE ENERGY LTD NEW

  TICKER:                  N/A                 CUSIP:   303623102

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive and consider the financial                 ISSUER             NO              N/A                  N/A

statements of the Corporation for the YE 31 DEC 2009,

 together with the Auditors' report thereon

PROPOSAL #1: Approve to fix the number of Directors          ISSUER            YES             FOR                  FOR

to be elected at the meeting at 7

PROPOSAL #2.1: Election of Richard A. Walls as a                ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #2.2: Election of Steven R. VanSickle as a          ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #2.3: Election of Greg Bay as a Director of         ISSUER            YES             FOR                  FOR

the Corporation

PROPOSAL #2.4: Election of Robert B. Hodgins as a              ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #2.5: Election of Johannes J. Niuwenburg as         ISSUER            YES             FOR                  FOR

a Director of the Corporation

PROPOSAL #2.6: Election of Carl J. Tricoli as a                 ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #2.7: Election of Rodney D. Wimer as a                 ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #3: Appoint KPMG LLP, Chartered Accountants,        ISSUER            YES             FOR                  FOR

 as the Auditors of the Corporation for the ensuing

year and authorize the Directors to fix their

remuneration as such

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FAIVELEY SA, SAINT DENIS

  TICKER:                  N/A                 CUSIP:   F3438R118

  MEETING DATE:      9/22/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

the FYE on 31 MAR 2009

PROPOSAL #O.2: Approve the unconsolidated accounts            ISSUER            YES             FOR                  FOR

for the FYE on 31 MAR 2009

PROPOSAL #O.3: Approve the distribution of profits            ISSUER            YES             FOR                  FOR

for the FYE on 31 MAR 2009

PROPOSAL #O.4: Approve the attendance allowances                ISSUER            YES             FOR                  FOR

PROPOSAL #O.5: Approve the transactions and                        ISSUER            YES             FOR                  FOR

agreements referred to in Article L.225-86 Et Seq. of

 the Commercial Code

PROPOSAL #O.6: The Shareholders' Meeting ratifies the        ISSUER            YES         AGAINST           AGAINST

 appointment of Maurice MARCHAND-TONEL as a member of

 the Supervisory Board, to replace St phane VOLANT,

for the remainder of St phane VOLANT's term of

office, i.e. until the Shareholders' Meeting called

to approve the financial statements for the fiscal

year ending March 31, 2014.

PROPOSAL #O.7: The Shareholders' Meeting ratifies the        ISSUER            YES         AGAINST           AGAINST

 appointment of Christopher SPENCER as a member of

the Supervisory Board, to replace Denis GRAND-PERRET,

 for the remainder of Denis GRAND-PERRET's term of

office, i.e. until the Shareholders' Meeting called

to approve the financial statements for the fiscal

year ending March 31,2014.

PROPOSAL #O.8: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

operate on the Company's shares

PROPOSAL #E.9: Authorize the Board of Directors to            ISSUER            YES         AGAINST           AGAINST

grant subscription or purchase options of shares

PROPOSAL #E.10: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue shares or equities giving right to the

allocation of new or existing shares of the Company,

with cancellation of preferential subscription

rights, in case of allocation of new shares

PROPOSAL #E.11: Approve the change of the Company's          ISSUER            YES             FOR                  FOR

legal name

PROPOSAL #E.12: Approve the Board of Directors'                 ISSUER            YES             FOR                  FOR

composition

PROPOSAL #E.13: Approve the representation of                     ISSUER            YES             FOR                  FOR

employees shareholders in the Supervisory Board

PROPOSAL #EO.14: Powers for formalities                                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FANCL CORPORATION

  TICKER:                  N/A                 CUSIP:   J1341M107

  MEETING DATE:      6/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Make Resolutions              ISSUER            YES         AGAINST           AGAINST

Related to Anti-Takeover Defense Measures, Allow

Board to Execute Anti-Takeover Defense Measures

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve Policy regarding Large-scale            ISSUER            YES         AGAINST           AGAINST

Purchases of Company Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FAR EAST CONSORTIUM INTERNATIONAL LTD

  TICKER:                  N/A                 CUSIP:   G3307Z109

  MEETING DATE:      8/31/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                     ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 of the Company and the Auditors for the YE 31 MAR

PROPOSAL #2.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.a: Re-elect Mr. Deacon Te Ken Chiu as              ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #3.b: Re-elect Mr. Daniel Tat Jung Chiu as          ISSUER            YES         AGAINST           AGAINST

Non-executive Director

PROPOSAL #3.c: Re-elect Mr. Kwok Wai Chan as                       ISSUER            YES             FOR                  FOR

Independent Non-executive Director

PROPOSAL #3.d: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company [the Board] to fix the Directors' fees

PROPOSAL #4.: Re-appoint Deloitte Touche Tohmatsu as         ISSUER            YES             FOR                  FOR

the Auditors and authorize the Board to fix their

remuneration

PROPOSAL #5.A: Authorize the Directors of the Company        ISSUER            YES         AGAINST           AGAINST

 to allot, issue and deal with additional shares of

HKD 0.10 each in the capital of the Company and to

make or grant offers, agreements and options

[including bonds and debentures convertible into

shares of the Company] during and after the relevant

period, not exceeding 20% of the aggregate nominal

amount of the share capital of the Company in issue

at the date of passing this resolution, otherwise

than pursuant to: a) a rights issue [as specified];

b) an issue of shares upon the exercise of rights of

subscription or conversion under the terms of any

warrants of the Company or any securities which are

convertible into shares of the Company; c) an issue

of shares as scrip dividends pursuant to Articles of

Association of the Company from time to time; or d)

or an issue of share under any option scheme or

similar arrangement for the grant or issue to

employees and/or other eligible persons of the

Company and/or of its subsidiaries of shares or

rights to acquire shares of the Company; [Authority

expires the earlier of the conclusion of the next AGM

 of the Company or the expiration of the period

within which the next AGM of the Company is required

PROPOSAL #5.B: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 during the relevant period [as hereinafter

specified] of all the powers of the Company to

repurchase shares on The Stock Exchange of Hong Kong

Limited [the Stock Exchange], subject to and in

accordance with all applicable laws and requirements

of the Rules Governing the Listing of Securities on

the Stock Exchange or of any other stock exchange as

amended from time to time, not exceeding 10% of the

aggregate nominal amount of the issued share capital

of the Company in issue at the date of passing of

this resolution; [Authority expires the earlier of

the conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required by law to be held]

PROPOSAL #5.C: Approve, subject to the passing of              ISSUER            YES         AGAINST           AGAINST

Resolutions 5A and 5B as specified, to extend the

general mandate granted to the Directors of the

Company to allot and deal with additional shares

pursuant to Resolution 5A, by the addition thereto of

 an amount representing the aggregate nominal amount

of the shares in the capital of the Company

repurchased pursuant to Resolution 5.B, provided that

 such amount does not exceed 10% of the aggregate

nominal amount of the Approve, conditional upon the

passing of Resolutions 5A and 5B as specified, to

extend the general mandate granted to the Directors

of the Company to allot, issue and deal with

additional shares pursuant to Resolution 5A, by the

addition thereto of an amount representing the

aggregate nominal amount of the shares in the capital

 of the Company repurchased pursuant to Resolution

5.B, provided that such amount does not exceed 10% of

 the aggregate nominal amount of the issued share

capital of the Company at the date of passing this

resolution share capital of the Company in issue at

the date of passing this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FAR EASTERN DEPARTMENT STORES LTD

  TICKER:                  N/A                 CUSIP:   Y24315106

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 financial statements                       ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.75 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings, proposed stock dividend: 25

for 1,000 shares held

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement, guarantee and monetary loans

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FARGLORY LAND DEVELOPMENT CO LTD

  TICKER:                  N/A                 CUSIP:   Y2642L106

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: To report the business of 2009                      ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The 2009 audited reports in Company            ISSUER             NO              N/A                  N/A

and subsidiary

PROPOSAL #1.3: The Status of EURO convertible bonds          ISSUER             NO              N/A                  N/A

and global depository receipt

PROPOSAL #1.4: The status of Joint-Venture in                     ISSUER             NO              N/A                  N/A

People's Republic of China

PROPOSAL #2.1: Approve the 2009 business report and          ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #2.2: Approve the profit distribution;                 ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 6 per share

PROPOSAL #2.3: Amend the Articles of Incorporation of        ISSUER            YES             FOR                  FOR

 Company

PROPOSAL #2.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans, endorsement and guarantee

PROPOSAL #2.5.1: Election  of Shin Yu Investment Ltd.        ISSUER            YES             FOR                  FOR

 / Chao Teng Hsiung (ID / shareholder NO: 1) as a

Director

PROPOSAL #2.5.2: Election  of Shin Yu Investment Ltd.        ISSUER            YES             FOR                  FOR

 / Hsu Chih Chiang (ID / shareholder NO: 1) as a

Director

PROPOSAL #2.5.3: Election  of Huang Chih Hung (ID /          ISSUER            YES             FOR                  FOR

shareholder NO: 12) as a Director

PROPOSAL #2.5.4: Election  of Zhang Zheng sheng (ID /        ISSUER            YES             FOR                  FOR

 shareholder NO: P100022009) as an Independent

PROPOSAL #2.5.5: Election  of Zhuang Meng Han (ID /          ISSUER            YES             FOR                  FOR

shareholder NO: G100641240) as an Independent Director

PROPOSAL #2.5.6: Election  of Chao Wen Chia (ID /              ISSUER            YES             FOR                  FOR

shareholder NO: 1084) as a Supervisor

PROPOSAL #2.5.7: Election  of Tsai Tyau Chang (ID /          ISSUER            YES             FOR                  FOR

shareholder NO: 764) as a Supervisor

PROPOSAL #2.5.8: Election  of Lin Chang Chun (ID /            ISSUER            YES             FOR                  FOR

shareholder NO: 46) as a Supervisor

PROPOSAL #2.6: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #2.7: Other proposals and extraordinary                ISSUER            YES         AGAINST           AGAINST

motions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FASTWEB, MILANO

  TICKER:                  N/A                 CUSIP:   T39805105

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements at 31          ISSUER             NO              N/A                  N/A

DEC 2009 pursuant to Article 2364, Paragraph 1 and

first point of the Italian Civil Code

PROPOSAL #2: List presented by Swisscom Italia                   ISSUER             NO              N/A                  N/A

S.r.l.; with it's registered office in Milan, Via

Caracciolo Francesco 51, tax code and registration

number at Milan Chamber of Commerce - Register of

Companies no. 09412871007, holder of no. 65,261,941

shares, representing 82.082 percent of the FASTWEB

S.p.A. share capital proposes to set the number of

Board of Directors at 11 and which term of office

expired upon approval of Financial statements as at

31 Dec 2012 or, in the event no minority list is

presented, to set the number of memebers of FASTWEB

S.p.A. Board of Directors at 9.  The list of

candidates are as follows: 1. Carsten Schloter 2.

Ulrich Dietiker 3. Daniel Ritz 4. Urs Schappi 5. Eros

 Fregonas 6. Stefano Parisi 7. Andrea Broggini 8.

Alberto Giussani 9. Manilo Marocco 10. Peter Staub

PROPOSAL #3: Amend the compensation of the Auditing          ISSUER             NO              N/A                  N/A

Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FAURECIA SA, NANTERRE

  TICKER:                  N/A                 CUSIP:   F3445A108

  MEETING DATE:      2/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Ratify the cooptation of Mr. Philippe         ISSUER            YES         AGAINST           AGAINST

Varin as a Director, to replace Mr. Chr istian

Streiff, for the remainder o f Mr. Christian

Streiff's term of office, i.e. until the ordinary

shareholders' meeting called in 2011 to approve the

financial statements f or the FY 2010

PROPOSAL #O.2: Ratify the cooptation of Mr. Frederic         ISSUER            YES         AGAINST           AGAINST

Saint-Geours as a Director, to replace Ms. Isabelle

Marey-Semper, for the remainder of Ms. Isabelle

Marey-Semper's term of office, i.e. until the

ordinary shareholders' meeting called in 2013 to

approve the financial statements for the FY 2012

PROPOSAL #O.3: Appoint Mr. Lee Gardner as a Director,        ISSUER            YES         AGAINST           AGAINST

 for a 6-year period

PROPOSAL #O.4: Appoint Mr. Eric Bourdais De                        ISSUER            YES         AGAINST           AGAINST

Charbonniere as a Director, for a 6-year period

PROPOSAL #O.5: Grant full powers to the bearer of an         ISSUER            YES             FOR                  FOR

original, a copy or extract of the minut es of this

meeting to carry out all filings, publications and

other fo rmalities prescribed by Law

PROPOSAL #E.6: Approve: the contribution-in-kind by          ISSUER            YES             FOR                  FOR

Emcon holdings to Faurecia of 100% of Emcon

Technologies LLC's shares and 100% of ET Dutch

cooperatie U.A.'s shares under the terms and

conditions determined in the contribution agreement,

the valuation of these shares of an overall amount of

 EUR 330,000,000.00, the remuneration of the

contribution under the terms and conditions

determined in said contribution agreement, i.e. the

issue to the profit of Emcon Holdings of 20,918,224

Faurecia's ordinary shares of a par value of EUR 7.00

 each, i.e. a share capital increase of EUR

146,427,568 .00 and the taking-over by Faurecia of

some Emcon Holdings' debts of a total amount of USD

22,269,433.00; these new shares will be assimilated

in all respects to Faurecia's shares, will be subject

 to the same obligations and shall have the same

rights as the existing shares when any distribution

or redemption is carried out while Faurecia exists or

 during its liquidation; the difference between the

overall value of the contributed shares free of the

total amount of Emcon Holdings's debts and the amount

 of the share capital increase of Faurecia will be

credited to a contribution premium account for the

old and new Faurec IA's shareholders; and authorize

the the Board of Directors to take all necessary

measures and accomplish all necessary formalities

PROPOSAL #E.7: Authorize the Board of Directors to            ISSUER            YES         AGAINST           AGAINST

grant, for free, on one or more occasions, existing

or future shares, in favour of the Employees of the

Company and related companies or the Chief Executive

Officer and, or Corporate officers of the Company and

 related Companies, they may not represent more than

2,000,000 shares; [Authority is given for a 29 month

period]; and authorize the Board of Directors to take

 all necessary measures and accomplish all necessary

formalities

PROPOSAL #E.8: Grant full powers to the bearer of an         ISSUER            YES             FOR                  FOR

original, a copy or extract of the minutes of this

meeting to carry out all filings, publications and

other formalities prescribed by Law

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FAURECIA SA, NANTERRE

  TICKER:                  N/A                 CUSIP:   F3445A108

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements and          ISSUER            YES             FOR                  FOR

consolidated financial statements, as well as the

reports of the Board of Directors and Statutory

Auditors

PROPOSAL #O.2: Approve the allocation of income                  ISSUER            YES             FOR                  FOR

PROPOSAL #O.3: Approve the report of the Statutory            ISSUER            YES             FOR                  FOR

Auditors on the regulated Agreements

PROPOSAL #O.4: Appointment of Mr. Hans-Georg Harter          ISSUER            YES         AGAINST           AGAINST

as Board member

PROPOSAL #O.5: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

allow the Company to purchase its own shares

PROPOSAL #O.6: Powers for the formalities                             ISSUER            YES             FOR                  FOR

PROPOSAL #E.7: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

issue common shares and/or securities giving access

to the capital of the Company with preferential

subscription rights

PROPOSAL #E.8: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

issue common shares and/or securities giving access

to the capital of the Company with cancellation of

preferential subscription rights as part of a public

offering

PROPOSAL #E.9: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

decide on the share capital increase reserved for

salaried employees of the Company under the

conditions provided in Article L.3332-19 of the Code

of labor by issuing shares and/or securities giving

access to the capital of the Company

PROPOSAL #E.10: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the number of issuable securities in the

event of capital increase with or without

preferential subscription rights as part of over-

PROPOSAL #E.11: Authorize the Board of Directors in          ISSUER            YES         AGAINST           AGAINST

the event of issuance of shares or securities giving

access to the capital with cancellation of

preferential subscription rights of the shareholders

to set the issue price according to the modalities

determined by the General Meeting within the limit of

 10% of the capital of the Company

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

issue common shares and or securities giving access

to the capital of the Company or to the allocation of

 debt securities with cancellation of preferential

subscription rights as part of a private investment

PROPOSAL #E.13: Powers for the formalities                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FBD HLDGS PLC

  TICKER:                  N/A                 CUSIP:   G3335G107

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve that Re Irish Takeover Panel Act        ISSUER            YES             FOR                  FOR

 1997, takeover rules 2007, the grant of a waiver

under Rule 37 of the takeover rules as described on

Page 7 of the Companys circular

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FBD HLDGS PLC

  TICKER:                  N/A                 CUSIP:   G3335G107

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and consider the 2009 Directors         ISSUER            YES             FOR                  FOR

Report and Financial Statements

PROPOSAL #2: Declare a final dividend on the 8% non          ISSUER            YES             FOR                  FOR

cumulative preference shares

PROPOSAL #3: Declare a final dividend of EUR 0.20 per        ISSUER            YES             FOR                  FOR

 ordinary share for the YE 31 DEC 2009

PROPOSAL #4: Receive the report on Directors                       ISSUER            YES             FOR                  FOR

Remuneration for the YE 31 DEC 2009

PROPOSAL #5.A: Re-election of Mr. Philip Berkery as a        ISSUER            YES         AGAINST           AGAINST

 Director of the Company

PROPOSAL #5.B: Re-election of Mr. John Donnelly as a         ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #5.C: Re-election of Mr. Philip lynch as a          ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #5.D: Re-election of Dr Patrick O'keefe as a        ISSUER            YES         AGAINST           AGAINST

 Director of the Company

PROPOSAL #6: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #S.7: Approve the limited disapplication of         ISSUER            YES             FOR                  FOR

pre emption rights

PROPOSAL #S.8: Authorize the Company to make market          ISSUER            YES             FOR                  FOR

purchases of ils own shares

PROPOSAL #S.9: Approve to set the off-market re-issue        ISSUER            YES             FOR                  FOR

 price of shares held in the Company treasury

PROPOSAL #S.10: Authorize to maintain the existing to        ISSUER            YES             FOR                  FOR

 convene an EGM by 14 days notice

PROPOSAL #S.11: Approve the proposed amendments to            ISSUER            YES             FOR                  FOR

the Articles of Association

PROPOSAL #12: Approve to set an aggregate limit on            ISSUER            YES             FOR                  FOR

fees payable to the Non-executive Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FEDERAL BK LTD

  TICKER:                  N/A                 CUSIP:   Y24781133

  MEETING DATE:      8/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009 and the profit and loss

account for the FYE on that date, together with the

reports of the Board of Directors and the Auditors

thereon

PROPOSAL #2.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Shri P.H. Ravikumar as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri Suresh Kumar as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Appoint Messrs Varma & Varma, Chartered        ISSUER            YES             FOR                  FOR

 Accountants, Ernakulam together with Messrs Price

Patt & Co., Chartered Accountants, Chennai, as the

Joint Central Statutory Auditors of the Bank, subject

 to RBI approval, for the FY ending 31 MAR 2010 to

hold office until the conclusion of the next AGM of

the Bank and authorize the Board of Directors to fix

the Auditor's remuneration for the purpose

PROPOSAL #6.: Appoint Dr. M.Y. Khan as a Director of         ISSUER            YES             FOR                  FOR

the Bank, whose period of office shall be liable to

determination by retirement of Directors by rotation

PROPOSAL #7.: Approve the revised remuneration,                 ISSUER            YES             FOR                  FOR

including salary, allowances, and perquisites of Shri

 M. Venugopalan, Managing Director and Chief

Executive Officer of the Bank, as approved by Reserve

 Bank of India and shown in the explanatory statement

 as specified

PROPOSAL #8.: Approve the remuneration, including              ISSUER            YES             FOR                  FOR

salary, allowances, and perquisites of Shri. P.R.

Kalyanaraman, Executive Director of the Bank, as

approved by Reserve Bank of India and shown in the

explanatory statement as specified

PROPOSAL #9.: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

arrange for the audit of the Bank's branches for the

accounting year 2009-10 and to appoint and fix the

remuneration of the Branch Auditors in consultation

with the Central Statutory Auditors for the purpose

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FEDERAL CORPORATION

  TICKER:                  N/A                 CUSIP:   Y8548Z107

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.2 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings. proposed stock dividend: 80

for 1,000 SHS held

PROPOSAL #B.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans, endorsement and guarantee

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FELIX RESOURCES LTD

  TICKER:                  N/A                 CUSIP:   Q37592104

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt, for the purpose of Section 250R         ISSUER            YES         AGAINST           AGAINST

of the Corporations Act and for all other purposes,

the remuneration report for the period ended 30 JUN

2009

PROPOSAL #2.: Re-elect Mr. Vince O'Rourke as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with Rule 81(1) of the Company's

Constitution

PROPOSAL #3.: Appoint, subject to the consent of the         ISSUER            YES             FOR                  FOR

Australian Securities & Investments Commission to the

 current Auditor resigning, BDO Kendalls Audit &

Assurance [QLD] Pty Ltd, in accordance with Section

328B(1) of the Corporation Act 2001, as the Auditor

of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FELIX RESOURCES LTD

  TICKER:                  N/A                 CUSIP:   Q37592104

  MEETING DATE:      12/8/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, pursuant to and in accordance         ISSUER            YES             FOR                  FOR

with Section 4II of the Corporations Act, the

arrangement proposed between Felix Resources Limited

and the holders of its fully paid ordinary shares,

designated the Scheme as contained in and more

particularly described as specified in the Scheme

Booklet accompanying the notice convening this

meeting, is agreed to and authorize the Board of

Directors of Felix Resources Limited to agree to such

 alterations or conditions as are thought fit by the

Court, and subject to approval of the Scheme by the

Court, to implement the Scheme with any such

alterations or conditions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FENG TAY ENTERPRISE CO LTD

  TICKER:                  N/A                 CUSIP:   Y24815105

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

and business reports

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.8 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings; proposed stock dividend: 60

for 1,000 shares held

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FENNER PLC

  TICKER:                  N/A                 CUSIP:   G33656102

  MEETING DATE:      1/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the reports and accounts for            ISSUER            YES             FOR                  FOR

the FYE 31 AUG 2009

PROPOSAL #2.: Approve the remuneration report for the        ISSUER            YES             FOR                  FOR

 YE 31 AUG 2009

PROPOSAL #3.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Colin Cooke                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Re-elect Mark Abrahams                                     ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6.: Re-appoint the Auditors                                    ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the Auditors' remuneration

PROPOSAL #8.: Grant authority to allot shares                      ISSUER            YES             FOR                  FOR

PROPOSAL #S.9: Approve the power to allot shares for         ISSUER            YES             FOR                  FOR

cash and disapply pre-emption rights

PROPOSAL #S.10: Grant authority to buy back shares             ISSUER            YES             FOR                  FOR

PROPOSAL #S.11: Approve to allow the Company to hold         ISSUER            YES             FOR                  FOR

general meeting on 14 days notice

PROPOSAL #S.12: Approve the adoption of the Articles         ISSUER            YES             FOR                  FOR

of Association of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FERREXPO PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G3435Y107

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts and reports of the        ISSUER            YES             FOR                  FOR

 Directors and the Auditors for the YE 31 DEC, 2009

PROPOSAL #2.: Approve the remuneration report for the        ISSUER            YES             FOR                  FOR

 YE 31 DEC 2009 contained in the accounts and reports

PROPOSAL #3.: Declare a final dividend of 3.3 US                ISSUER            YES             FOR                  FOR

cents per ordinary share for the YE 31 DEC 2009

PROPOSAL #4.: Re-appoint Ernst and Young LLP as the          ISSUER            YES             FOR                  FOR

Company's Auditors to hold office until the

conclusion of the next AGM at which accounts are laid

 before the Company

PROPOSAL #5.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the Auditors' remuneration

PROPOSAL #6.: Re-elect Mr. Christopher Mawe as a                ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #7.: Re-elect Mr. Ihor Mitukov as the                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #8.: Authorize the Directors, in accordance         ISSUER            YES             FOR                  FOR

with Section 551 of the Companies Act 2006 [the 2006

Act] to allot shares in the Company and grant rights

to subscribe for, or to convert any security into,

shares in the Company [rights] up to an aggregate

nominal amount of GBP 19,620,804, [Authority expires

at the end of the next AGM of the Company after the

passing of this resolution or on 1 JUL 2011,

whichever is earlier, but so that before this

authority expires the Company may make offers and

enter into agreements which would, or might, require

shares to be allotted or rights to be granted after

the authority expires, and the Directors may allot

shares or grant rights in pursuance of such offers or

 agreements as if this authority had not expired

PROPOSAL #S.9: Authorize the Directors, subject [a]          ISSUER            YES             FOR                  FOR

to the passing of Resolution 8, to allot equity

securities [ as defined by Section 560 of the 2006

Act] for cash under the authority given by that

resolution; and [b] to allot equity securities [as

defined in Section 560[3] of the 2006 Act] for cash;

in each case free of the restriction in Section

561(1) of the 2006 Act, such power to be limited; [i]

 to the allotment of equity securities in connection

with an offer of equity securities to ordinary

shareholders in proportion [as nearly may be

practicable] to their existing holdings, and holders

of other securities if this is required [or, if the

Directors consider if necessary, permitted] by the

rights attached to those securities, and so that the

Board may ;impose any limits or restrictions and make

 any arrangements which it considers necessary or

appropriate to deal with treasury shares, fractional

entitlements, record dates, legal, regulatory or

practical problems in, or under the laws of, any

territory or any other matter; and ii] to the

allotment of equity securities pursuant to the

authority granted under Resolution 8 above and/ or by

 virtue of Section 560(3) of the 2006 Act, [in each

case otherwise than under paragraph [i] above] up to

an aggregate nominal amount of GBP 3,069,839; such

power to expire at the end of the next AGM or on 1

Jul 2011, whichever is the earlier but so that the

Company may, before this power expires, make offers

and enter into agreements which would, or might,

require equity securities to be allotted after it

expires, and the Directors may allot equity

securities in pursuance of such offers or agreements

PROPOSAL #S.10: Approve to renew the authority for            ISSUER            YES             FOR                  FOR

the Company to purchase its own shares

PROPOSAL #S.11: Approve to call a general meeting              ISSUER            YES             FOR                  FOR

other than an AGM on not less than 14 clear days'

notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FERSA ENERGIAS RENOVABLES S.A.

  TICKER:                  N/A                 CUSIP:   E4971B115

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the individual financial                     ISSUER            YES             FOR                  FOR

statements for the YE 31 DEC 2009, as well as review

and approval, if any, of the consolidated annual

accounts for that FY Fersa Energy Group renewable

PROPOSAL #2: Approve the Governing Body during the FY        ISSUER            YES             FOR                  FOR

 2009 and the proposed application of results of 2009

PROPOSAL #3: Appointment or ratification of Directors        ISSUER            YES         AGAINST           AGAINST

 in the event of termination or resignation

PROPOSAL #4: Approve the voting in an advisory                   ISSUER            YES             FOR                  FOR

capacity to the report of the appointments and

Remuneration Committee on remuneration policy for the

 year 2010 and thereafter

PROPOSAL #5: Authorize the Board of Directors, in              ISSUER            YES             FOR                  FOR

accordance with Article 153.1 b) of the revised

Corporations Law, the power to approve the capital

increase, with the possibility of excluding the right

 of emption nullifying the delegation approved by the

 AGM of Shareholders of 30 JUN 2009 in its third

agreement

PROPOSAL #6: Authorize the Board of Directors,                   ISSUER            YES             FOR                  FOR

subject to the requirements of Article 75 and

following of the revised Companies Act, for the

derivative acquisition of own shares, thereby

canceling the authorization granted by the agreement

fifth General Board Meeting of Shareholders of the

PROPOSAL #7: Authorize the Board of Directors, under         ISSUER            YES             FOR                  FOR

the general rules on issuing bonds under the

provisions of Article 319 of the Mercantile Registry

Regulations in force, the power to issue on behalf of

 society and a or more times (i) promissory notes,

bonds or single bonds and other fixed income

securities of similar nature, and preference shares,

with the ceiling and under the conditions set out in

the Directors' report and (ii) debt and / or

convertible bonds and / or exchangeable for shares of

 the Company or shares in other companies as well as

warrants (options to subscribe new shares or to

acquire the outstanding shares of the Company or

other Companies) with the ceiling and conditions

contained in the report of Directors, with the

express allocation, where bonds and / or convertible

bonds and CONTD.

PROPOSAL #CONTD: CONTD. warrant for further actions,         ISSUER             NO              N/A                  N/A

with the power to exclude the preferential

subscription rights of shareholders, setting the

criteria for determining the ways and means of

conversion, delegation to the Board of Directors the

necessary powers to establish the basis and

conditions for the conversion and agree to the

capital increase in the amount necessary to meet

conversion, and authorization for the Company to

secure, within the limits mentioned above , new

securities issues that make their acquired Companies,

 all with the express power of substitution, for a

maximum period of (5) years

PROPOSAL #8: Approve the delegation for formalization        ISSUER            YES             FOR                  FOR

 of the agreements for registration

PROPOSAL #9: Any other business                                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIBRIA CELULOSE S A

  TICKER:                  FBR                 CUSIP:   31573A109

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #OA: TAKE THE ACCOUNTS OF MANAGEMENT,                   ISSUER            YES             FOR                  FOR

EXAMINE, DISCUSS AND VOTE ON THE FINANCIAL STATEMENTS

 FOR THE YEAR ENDED DECEMBER 31, 2009.

PROPOSAL #OB: RESOLVE ON MANAGEMENT'S PROPOSAL                   ISSUER            YES             FOR                  FOR

REGARDING THE USE OF NET PROFITS FOR THE YEAR ENDED

DECEMBER 31, 2009.

PROPOSAL #OC: RESOLVE ON THE PROPOSED CAPITAL BUDGET         ISSUER            YES             FOR                  FOR

FOR 2010.

PROPOSAL #OD: ELECT MEMBERS TO THE COMPANY'S FISCAL          ISSUER            YES             FOR                  FOR

COUNCIL.

PROPOSAL #OE: SET THE AGGREGATE ANNUAL REMUNERATION          ISSUER            YES         AGAINST           AGAINST

OF THE ADMINISTRATORS AND THE REMUNERATION OF THE

MEMBERS OF THE FISCAL COUNCIL.

PROPOSAL #EA1: INSERT A NEW PARAGRAPH IN ARTICLE 8 TO        ISSUER            YES             FOR                  FOR

 CLARIFY RULES APPLICABLE TO THE ELECTION OF

CANDIDATES TO BE MEMBERS OF BOARD INDICATED.

PROPOSAL #EA2: CHANGE THE DRAFTING OF ITEM XV IN                ISSUER            YES             FOR                  FOR

ARTICLE 17 AND INSERT TWO NEW ITEMS IN THIS ARTICLE,

AS WELL AS CHANGE ARTICLE 21, TO BETTER CLARIFY THE

DISTINCTION OF COMPETENCIES BETWEEN THE BOARD OF

DIRECTORS AND MANAGEMENT, BESIDES MAKING THEM

COMPATIBLE WITH THE COMPANY'S SIZE AND OPERATING

PROPOSAL #EA3: DELETE PARAGRAPH 5 OF ARTICLE 20 AND          ISSUER            YES             FOR                  FOR

CHANGE THE MAIN CLAUSE IN ARTICLE 22, TO LEND

COHERENCE TO THE BYLAWS IN LIGHT OF THE CHANGES

PROPOSED IN THE PRECEDING SUB-TEM.

PROPOSAL #EA4: INSERT A NEW PARAGRAPH IN ARTICLE 22,         ISSUER            YES             FOR                  FOR

TO PERMIT EXCEPTIONAL REPRESENTATION OF COMPANY BY A

SINGLE DIRECTOR OR PROCURATOR.

PROPOSAL #EA5: DELETE PARAGRAPH 6 AND THE LAST PART          ISSUER            YES             FOR                  FOR

OF SECTION 7 OF ARTICLE 27, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIBRIA CELULOSE S A

  TICKER:                  N/A                 CUSIP:   P9806R225

  MEETING DATE:      12/21/2009                                                                                                       FOR/AGAINST
  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve the protocol and justification         ISSUER            YES             FOR                  FOR

of merger of Arapar S.A Arapar and SAO Teofilo

representacoes E Participacoes S.A. Sao Teofilo,

entered into by the Company, as the surviving entity,

 and Arapar and Sao Teofilo, as the Companies being

merged into the Company protocol, together with the

pertinent documents, in light of the opinion of the

Company's fiscal council

PROPOSAL #II.: Ratify the hiring of Terco Grant                 ISSUER            YES             FOR                  FOR

Thornton Auditores Independent's Sociedade Simples.,

N.A organization headquartered in the city of Sao

Paulo, as the specialized Company responsible for

appraising, based on shareholders' equity at book

value, the Companies to be merged into the Company

PROPOSAL #III.: Approve the appraisal reports                     ISSUER            YES             FOR                  FOR

prepared by Terco Grant Thornton

PROPOSAL #IV.: Approve the merger by the Company, of         ISSUER            YES             FOR                  FOR

Arapar and Sao Teofilo

PROPOSAL #V.: Authorize the Management to take all            ISSUER            YES             FOR                  FOR

measures necessary to effect the merger

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIBRIA CELULOSE S A

  TICKER:                  N/A                 CUSIP:   P9806R225

  MEETING DATE:      12/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve to increase the Company's                 ISSUER            YES             FOR                  FOR

capital stock, without issuing new shares, in the

amount of BRL 792,252,395.00, through capitalization

of the entire account for reserve for good will-

subscription of shares, in the same amount, with a

consequent change in the main Clause of Article 5 of

the ByLaws

PROPOSAL #II.: Elect the Sitting and Alternate                   ISSUER            YES         AGAINST           AGAINST

Members of the Company's Board of Directors,

including Independent Directors, in accordance with

the terms of the listing regulation of the

Novomercado Segment of the Bmefbovespa Bolsa De

PROPOSAL #III.: Elect the Sitting and Alternate                 ISSUER            YES         AGAINST           AGAINST

Members of the Company's fiscal council

PROPOSAL #IV.: Approve the protocol and justification        ISSUER            YES             FOR                  FOR

 of stock swap Merger of Aracruz Celulose S.A.

Aracruz, entered into by the Company, as the

surviving entity, and Aracruz, as the Company being

merged into the Company, together with the pertinent

documents, in light of the opinion of the Company's

PROPOSAL #V.: Ratify the hiring of                                        ISSUER            YES             FOR                  FOR

Pricewaterhousecoopers Auditores Independentes as the

 specialized Company responsible for appraising

Aracruz based on shareholders equity at book value

PROPOSAL #VI.: Approve the appraisal report prepared         ISSUER            YES             FOR                  FOR

by Pricewaterhousecoopers

PROPOSAL #VII.: Approve the stock swap Merger of                ISSUER            YES             FOR                  FOR

Aracruz by the Company

PROPOSAL #VIII.: Authorize the Management to take all        ISSUER            YES             FOR                  FOR

 measures necessary to effect the stock swap  merger

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIBRIA CELULOSE S A

  TICKER:                  N/A                 CUSIP:   P9806R225

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: Approve the Board of Directors' annual          ISSUER            YES             FOR                  FOR

report, the financial statements and Independent

Auditor's report relating to FY ending 31 DEC 2009

PROPOSAL #B: Approve the allocation of the net profit        ISSUER            YES             FOR                  FOR

 from the FYE 31 DEC 2009, including in regard to the

 retention of profit in an amount corresponding to

the mandatory dividend provided for in Article 30,

iii, of the Corporate Bylaws

PROPOSAL #C: Approve the proposal for the capital              ISSUER            YES             FOR                  FOR

budget for the year 2010

PROPOSAL #D: Election of the Members of the Finance          ISSUER            YES             FOR                  FOR

Committee

PROPOSAL #E: Approve to set the Board of Directors'          ISSUER            YES         AGAINST           AGAINST

and Finance Committees' remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIBRIA CELULOSE S A

  TICKER:                  N/A                 CUSIP:   P9806R225

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve, insertion of a new paragraph            ISSUER            YES             FOR                  FOR

into Article 8 for the purpose of clarifying the

rules applicable to the election of candidates for

membership of the Board of Directors indicated in the

 manner stated in paragraph 4 of the same Article

PROPOSAL #2: Amend the wording of Line XV of Article         ISSUER            YES             FOR                  FOR

17 and the insertion of two new lines in the same

Article, as well as the amendment of Article 21, to

better clarify the distinction of areas of authority

between the Board of Directors and the executive

committee, in addition to making it compatible with

the size and operational needs of the Company

PROPOSAL #3: Approve the removal of paragraph 5 from         ISSUER            YES             FOR                  FOR

Article 20 and amend the main part of Article 22,

with the objective of making the Corporate Bylaws

coherent in light of the amendments proposed in the

sub item above

PROPOSAL #4: Approve the insertion of a new paragraph        ISSUER            YES             FOR                  FOR

 into Article 22, to allow the representation of the

Company exceptionally by a single officer or attorney

 in fact in limited situations, with the objective of

 facilitating the day to day Management of the Company

PROPOSAL #5: Approve, removal of paragraph 6 and of          ISSUER            YES             FOR                  FOR

the last part of paragraph 7 from Article 27, to make

 the authority and prerogatives of the finance

committee compatible with the existence of the audit

committee of the Company created by the Board of

Directors in accordance with the terms of Article 17,

 line XVII, of the Corporate Bylaws

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIDEA HOLDINGS CO.LTD.

  TICKER:                  N/A                 CUSIP:   J14239107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIDESSA GROUP PLC, WOKING

  TICKER:                  N/A                 CUSIP:   G3469C104

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Directors report and                     ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #2: Approve the Directors remuneration report      ISSUER            YES             FOR                  FOR

PROPOSAL #3: Re-elect Mr. A Malpass as a Director               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Re-elect Mr. R Mackintosh as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Re-appoint KPMG Audit Plc as the Auditors      ISSUER            YES             FOR                  FOR

PROPOSAL #6: Authorize the Directors to agree the              ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #7: Authorize the Directors to allot shares         ISSUER            YES             FOR                  FOR

PROPOSAL #S.8: Approve to disapply the statutory pre-        ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #S.9: Approve the purchase and cancellation         ISSUER            YES             FOR                  FOR

of up to 10% of the issued ordinary share capital

PROPOSAL #S.10: Approve to allow meetings other than         ISSUER            YES             FOR                  FOR

annual general meetings to be called on not less than

 14 clear days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIELMANN AG, HAMBURG

  TICKER:                  N/A                 CUSIP:   D2617N114

  MEETING DATE:      7/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2008 FY with the

 report of the Supervisory Board, the Group financial

 statements and Group annual report as well as the

report by the Board of Managing Directors pursuant to

 Sections 289(4) and 315(4) of the German Commercial

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER             NO              N/A                  N/A

distributable profit of EUR 81,900,000 as follows:

payment of a dividend of EUR 1.95 per no-par share

ex-dividend and payable date: 10 JUL 2009

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER             NO              N/A                  N/A

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2009            ISSUER             NO              N/A                  N/A

FY: Susat + Partner Ohg, Hamburg

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FILINVEST LAND INC

  TICKER:                  N/A                 CUSIP:   Y24916101

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Call to order                                                     ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the certification of notice and        ISSUER            YES             FOR                  FOR

 quorum

PROPOSAL #3.: Approve the minutes of the annual                 ISSUER            YES             FOR                  FOR

meeting of stockholders held on 29 APR 2009

PROPOSAL #4.: Approve the presentation of the                     ISSUER            YES             FOR                  FOR

President's report and the audited financial

statements for the YE 2009

PROPOSAL #5.: Ratify the acts of the Board of                     ISSUER            YES             FOR                  FOR

Directors and the Management for 2009

PROPOSAL #6.1: Election of Mercedes T. Gotianun as a         ISSUER            YES             FOR                  FOR

Member of the Board of Directors to serve for the

year 2010-2011

PROPOSAL #6.2: Election of Jonathan T. Gotianun as a         ISSUER            YES             FOR                  FOR

Member of the Board of Directors to serve for the

year 2010-2011

PROPOSAL #6.3: Election of Andrew T. Gotianun, Jr. as        ISSUER            YES             FOR                  FOR

 a Member of the Board of Directors to serve for the

year 2010-2011

PROPOSAL #6.4: Election of Joseph M. Yap as a Member         ISSUER            YES             FOR                  FOR

of the Board of Directors to serve for the year 2010-

2011

PROPOSAL #6.5: Election of Josephine G. Yap as a                ISSUER            YES             FOR                  FOR

Member of the Board of Directors to serve for the

year 2010-2011

PROPOSAL #6.6: Election of Cornelio C. Gison as a              ISSUER            YES             FOR                  FOR

Member of the Board of Directors to serve for the

year 2010-2011

PROPOSAL #6.7: Election of Efren C. Gutierrez as a            ISSUER            YES             FOR                  FOR

Member of the Board of Directors to serve for the

year 2010-2011

PROPOSAL #6.8: Election of Cirilo T. Tolosa as an              ISSUER            YES             FOR                  FOR

Independent Director to serve for the year 2010-2011

PROPOSAL #6.9: Election of Lamberto U. Ocampo as an          ISSUER            YES             FOR                  FOR

Independent Director to serve for the year 2010-2011

PROPOSAL #7.: Appointment of the External Auditor               ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Other matters                                                     ISSUER             NO              N/A                  N/A

PROPOSAL #9.: Adjournment                                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FILTRONA PLC, MILTON KEYNES

  TICKER:                  N/A                 CUSIP:   G3474G108

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the accounts for the          ISSUER            YES         AGAINST           AGAINST

YE 31 DEC 2009 and the reports of the Directors and

Auditors thereon

PROPOSAL #2: Receive and adopt the report of the                ISSUER            YES             FOR                  FOR

Remuneration Committee for the YE 31 DEC 2009

PROPOSAL #3: Declare the final dividend for the YE 31        ISSUER            YES             FOR                  FOR

 DEC 2009 of 5.08p per ordinary share

PROPOSAL #4: Re-elect Paul Drechsler as a Director of        ISSUER            YES         AGAINST           AGAINST

 the Company

PROPOSAL #5: Re-elect Lars Emilson as a Director of          ISSUER            YES         AGAINST           AGAINST

the Company

PROPOSAL #6: Election of Terry Twigger as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #7: Re-appoint KPMG Auditor Plc as the                 ISSUER            YES         AGAINST           AGAINST

Auditor

PROPOSAL #8: Authorize the Directors to fix the                 ISSUER            YES         AGAINST           AGAINST

Auditor's remuneration

PROPOSAL #9: Authorize the Board to allot shares in          ISSUER            YES             FOR                  FOR

the Company and to grant rights to subscribe for or

convert any security into shares in the Company up to

 nominal amount of GBP 17,138,516  such amount to be

reduced by the nominal allotted or granted under

paragraph (b) below in excess of such sum ; and

comprising equity securities  as defined in Section

560(1) of the Companies Act 2006  up to a nominal

amount of GBP 34,277,032  such amount to be reduced

by any allotments or grants made under paragraph(a)

above  in connection with an offer by way of rights

issue: i) to ordinary shareholders in proportion as

nearly as may be practicable  to their existing

holdings; and  ii) to holders of other securities as

required by the rights of those securities or as the

Board otherwise considers necessary, CONTD

PROPOSAL #S.10: Authorize the Board, pursuant to                ISSUER            YES             FOR                  FOR

Resolution 9 being passed, to allot equity securities

  as defined in the Companies Act 2006 , for cash

under the authority given by that resolution and/or

to sell ordinary share held by the Company as

treasury shares for cash as if Section 561 of the

Companies Act 2006 did not apply to any such

allotment to sale, to be limited: to the allotment of

 equity securities and sale of treasury shares for

cash in connection with an offer of, or invitation to

 apply for, equity securities but in the case of the

authority granted under paragraph (b) of Resolution

9, by way of a rights issue only ; to ordinary

shareholders  in proportion  as nearly as may be

practicable  to their existing holdings and  to

holders of other equity securities, CONTD

PROPOSAL #S.11: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purposes of Section 701 of the Companies Act 2006, to

 make one or more market purchases  as defined in

Section 693(4) of the Companies Act 2006  of its

ordinary shares of 25 pence each  Ordinary Shares ,

such power to be limited: a) to a maximum number of

20,566,219 Ordinary Shares; b) the minimum price

which may be paid for an Ordinary Share is the

nominal amount of the share and the maximum price

which may be paid for an Ordinary Share is the

highest of; i)an amount equal to 5%, above the

average market value of an Ordinary Share for the

five business days immediately preceding the day on

which that Ordinary CONTD.

PROPOSAL #S.12: Amend the Article of Association of          ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 Companies Act 2006 are to be treated as

 provisions of the Company's Articles of Association;

 and adopt the Articles of Association produced to

the meeting as the Articles of Association of the

Company in subscription for, and to the exclusion of,

 the existing Articles of Association

PROPOSAL #S.13: Approve that the general meetings              ISSUER            YES             FOR                  FOR

other than an AGM may be called on not less than 14

clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FINANCIERE MARC DE LACHARRIERE (FIMALAC), PARIS

  TICKER:                  N/A                 CUSIP:   F3534D120

  MEETING DATE:      2/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve, the reports of the Board of          ISSUER            YES             FOR                  FOR

Directors and the Auditors, the consolidated

financial statements for the said FY, in the form

presented to the meeting; net profit group share for

the FY: EUR 22,000,000.00

PROPOSAL #O.2: Approve, the reports of the Board of          ISSUER            YES             FOR                  FOR

Directors and the Auditors, the Company's financial

statements for the year ending on 30 SEP 2009, as

presented; net income for the FY: EUR 9,7 46,191.64

PROPOSAL #O.3: Approve the Agreements regulated under        ISSUER            YES         AGAINST           AGAINST

 the Statutory Auditors' special report

PROPOSAL #O.4: Approve, the recommendations of the            ISSUER            YES             FOR                  FOR

Board of Directors and that the income for the FY be

appropriated as follows: income for the FY: EUR

9,746,191.64 previous retained earnings: EUR 132,603

487.17 statutory dividend: EUR 6,8 40,041.34;

additional dividend: EUR :39,796,604.16 self held

shares reserves: EUR 33,764,395.94 :retained

earnings: EUR 61,948,637.37; the shareholders will

receive a net dividend of EUR 1.50 per share, and

will entitle to th e 40% deduction provided by the

french general ta code; this dividend will be paid on

 16 FEB 2009; as required by Law, it is reminded

that, for the last three financial years, the

dividends paid, were as follows: EUR 48,060,149.20

for FYE on 30 SEP 2006 EUR 51,493,017.00 for FYE on

30 SEP 2007 EUR 46,636,6 45.50 for FYE on 30 SEP 2008

PROPOSAL #O.5: Approve the renewal of Mr. Jean-                  ISSUER            YES             FOR                  FOR

Charles Naouri's term as a Board Member

PROPOSAL #O.6: Approve the renewal of Mr. Etienne              ISSUER            YES             FOR                  FOR

Pflimlin's term as a Board Member

PROPOSAL #O.7: Appoint Ms. Eleonore Ladreit de                   ISSUER            YES             FOR                  FOR

Lacharriere as a Board Member

PROPOSAL #O.8: Appoint Mr. Jeremie Ladreit de                     ISSUER            YES             FOR                  FOR

Lacharriere as a Board Member

PROPOSAL #O.9: Appoint Mr. Thierry Moulonguet as a            ISSUER            YES             FOR                  FOR

Board Member

PROPOSAL #O.10: Appoint Mr. Thomas Piquemal as a                ISSUER            YES             FOR                  FOR

Board Member

PROPOSAL #O.11: Approve the decision on the amount of        ISSUER            YES             FOR                  FOR

 attendance allowances to be allocated to the Board

of Directors

PROPOSAL #O.12: Authorize the Company to repurchase          ISSUER            YES             FOR                  FOR

its own shares

PROPOSAL #E.13: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce the share capital by cancellation of the

Company's treasury shares

PROPOSAL #E.14: Grant powers for the formalities                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FINDEL PLC

  TICKER:                  N/A                 CUSIP:   G3440H107

  MEETING DATE:      8/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 in accordance with Article 116 of the Company's

Articles of Association and notwithstanding Article

116[2], to exceed the restriction on their powers to

incur borrowings as set out in Article 116, provided

that at any time the aggregate principal amount

outstanding of all moneys borrowed by the Group may

not exceed an amount equal to GBP 450,000,000;

[Authority shall end on the 5th Business Day after

admission of the New Ordinary shares [as specified]

or, in the event that admission does not occur by 18

AUG 2009, or the conclusion of the 2010 AGM of the

Company], and further that any and all infringements

by the Directors prior to the date of the passing of

this resolution of their duties to restrict

borrowings as set out in Article 116 of the Company's

 Articles of Association

PROPOSAL #2.: Approve, subject to the passing of                ISSUER            YES         AGAINST           AGAINST

Resolution 1 above, [i] the allotment and issue of

58,338,228 Firm Placing Shares to Schroder Investment

 Management Limited and of 12,334,323 Firm Placing

Shares to Mr. Keith Chapman, in each case at the

issue price and pursuant to the Firm Placing [in each

 case as defined in the circular to shareholders

dated 24 JUL 2009 [the Circular]], and [ii] the

payment to Schroder Investment Management Limited of

approximately GBP 204,000 in commission in respect of

 its irrevocable undertaking to take up its Open

Offer Entitlement [as specified]

PROPOSAL #3.: Approve, subject to the passing of                ISSUER            YES         AGAINST           AGAINST

Resolutions 1 and 2 above, to increase the authorized

 share capital of the Company from GBP 4,750,000 to

GBP 37,500,000 by the creation of 655,000,000

ordinary shares of 5p each, subject to the rights and

 restrictions set out in the Company's Memorandum of

Association and Articles of Association

PROPOSAL #4.: Authorize the Directors, subject to the        ISSUER            YES         AGAINST           AGAINST

 passing of Resolutions 1 to 3 above, without

prejudice to all existing authorities, to the extent

unused, pursuant to and for the purposes of Section

80 of the Companies Act 1985 [the 'Act'] to exercise

all the powers of the Company to allot relevant

securities [as defined in Section 80 of the Act]

provided up to an aggregate nominal amount of GBP

20,215,606.20 in connection with the allotment of

Firm Placing Shares and Open Offer Shares [as

specified] pursuant to the Firm Placing and the Open

Offer [as specified] for the period ending on the

date of the Company's AGM in 2009, save that the

Company may before, such expiry make an offer or

agreements which would or might require relevant

securities to be allotted after such expiry and the

Directors may allot relevant securities in pursuance

of that offer or agreements as if the authority

PROPOSAL #S.5: Authorize the Directors, subject to            ISSUER            YES         AGAINST           AGAINST

the passing of Resolutions 1 to 4 above, and without

prejudice to any existing authority, pursuant to

Section 95 of the Act to allot equity securities [as

defined in Section 94[2] of the Act] the subject of

the authority granted by Resolutions 3 and 4 above

wholly for cash or otherwise up to an aggregate

nominal amount of GBP 20,215,606.20, as if sub-

paragraph [1] of Section 89 of the Act, to the extent

 applicable, did not apply to such allotment, subject

 to such exclusion or other arrangements as the

Directors may deem necessary or expedient in relation

 to fractional entitlements or having regard to any

legal or practical problems under the laws of any

overseas territory, or the requirements of any

recognized regulatory body or any stock exchange in

any territory or otherwise howsoever arising, such

power will expire at the conclusion of the Company's

AGM for 2009 save that the Company may before such

expiry make an offer or agreements which would or

might require relevant securities to be allotted

after such expiry and the Directors may allot

relevant securities in pursuance of that offer or

agreements as if the authority conferred hereby had

PROPOSAL #6.: Approve, subject to the passing of                ISSUER            YES         AGAINST           AGAINST

Resolutions 1 to 5 above, the terms of the Capital

Raising [as specified], including the issue price of

20 pence per share which is a discount of 51.5%, to

the closing market price of 4l.25 pence per share on

23 JUL 2009 [the last trading day prior to the

announcement of the Capital Raising]; authorize the

Directors to implement the Capital Raising on the

basis [as specified] and generally and

unconditionally authorized to exercise all the powers

 of the Company to the extent the Directors determine

 necessary to implement the Capital Raising

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FINDEL PLC

  TICKER:                  N/A                 CUSIP:   G3440H107

  MEETING DATE:      9/22/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the statement of                ISSUER            YES         AGAINST           AGAINST

accounts

PROPOSAL #2.: Receive and adopt the Board report on          ISSUER            YES             FOR                  FOR

the Directors remuneration

PROPOSAL #3.: Re-elect Mr. P. E. Jolly as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Mr. G. P. Craig as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Re-elect Mr. M. L. Hawker as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6.: Re-appoint the Auditors and authorize          ISSUER            YES         AGAINST           AGAINST

the Directors to fix their remuneration

PROPOSAL #7.: Authorize the Directors power to allot         ISSUER            YES             FOR                  FOR

unissued shares

PROPOSAL #8.: Approve to increase the limit on pay to        ISSUER            YES             FOR                  FOR

 Non-Executive Directors

PROPOSAL #S.9: Approve the disapplication of pre-               ISSUER            YES             FOR                  FOR

emption rights over shares up to a nominal amount of

GBP 1223605

PROPOSAL #S.10: Authorize the Company to purchase up         ISSUER            YES             FOR                  FOR

to 48944217 of the Company's own shares

PROPOSAL #S.11: Grant authority to general meetings          ISSUER            YES             FOR                  FOR

on 14 days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FINNAIR OYJ

  TICKER:                  N/A                 CUSIP:   X24877106

  MEETING DATE:      3/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Calling the meeting to order                           ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Election of person to scrutinize the            ISSUER             NO              N/A                  N/A

minutes and persons to supervise the counting of votes

PROPOSAL #4.: Recording the legality of the meeting           ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Recording the attendance at the meeting        ISSUER             NO              N/A                  N/A

 and adoption of the list of votes

PROPOSAL #6.: Presentation of the annual accounts,            ISSUER             NO              N/A                  N/A

the report of the Board of Directors and the

Auditor's report for the year 2009

PROPOSAL #7.: Adopt the accounts                                            ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Approve the actions on profit or loss;         ISSUER            YES             FOR                  FOR

Board's proposal not to pay a dividend

PROPOSAL #9.: Grant discharge from liability                       ISSUER            YES             FOR                  FOR

PROPOSAL #10.: Approve the remuneration of Board                ISSUER            YES             FOR                  FOR

Members

PROPOSAL #11.: Approve the number of Board Members             ISSUER            YES             FOR                  FOR

PROPOSAL #12: PLEASE NOTE THAT THIS IS A                              ISSUER            YES             FOR               AGAINST

SHAREHOLDER'S PROPOSAL: re-elect C. Taxell, S. Huber,

 E. Bjorklund, S. Helgason, V. Sundback, P. Timonen,

U. Ranin as the Board Members and election of H. Sail

 as a new Board Member

PROPOSAL #13.: Approve the remuneration of Auditor             ISSUER            YES             FOR                  FOR

PROPOSAL #14.: Re-elect PricewaterhouseCoopers Oy and        ISSUER            YES             FOR                  FOR

 Mr. Jyri Heikkinen as the Auditors and Messrs.

Tuomas Honkamaki and Timo Takalo as Deputy Auditors;

PricewaterhouseCoopers Oy has informed the Board of

Directors that, if re-elected as the Company's

Auditor, it would appoint Mr. Eero Suomela as the

Auditor-In-Charge

PROPOSAL #15.: Amend Article 10 of Articles of                   ISSUER            YES             FOR                  FOR

Association

PROPOSAL #16.: Authorize the Board to decide on                 ISSUER            YES             FOR                  FOR

acquiring Company's own shares

PROPOSAL #17.: Authorize the Board to decide on                 ISSUER            YES             FOR                  FOR

disposing Company's own shares

PROPOSAL #18.: PLEASE NOTE THAT THIS IS A                            ISSUER            YES         AGAINST               FOR

SHAREHOLDER'S PROPOSAL: appointment of Shareholders

Nomination Committee

PROPOSAL #19.: Closing of the meeting                                    ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FINOLEX INDUSTRIES LTD

  TICKER:                  N/A                 CUSIP:   Y2495J109

  MEETING DATE:      8/20/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Amend and adopt, pursuant to                        ISSUER            YES             FOR                  FOR

provisions of Section 17 and other applicable

provisions, if any, read with Section 192A of the

Companies Act, 1956 [the Act], the Clause III [C]

[57] of Objects Clause of the Memorandum of

Association of the Company as specified and authorize

 the Board to do all such acts, matters, deeds and

things as it may consider necessary, usual, or

PROPOSAL #S.2: Approve, pursuant to provisions of              ISSUER            YES             FOR                  FOR

Section 149 [2A] and other applicable provisions, if

any, of the Companies Act, 1956 [the Act], to

commence and carry the business and activities as

mentioned in the amended Clause III [C] [57] of

Objects Clause of the Memorandum of Association of

the Company; effect may be given to this resolution,

at such time and in such manner as Board of Directors

 of the Company [the Board] considers appropriate and

 authorize the Board to take all such steps and

actions and give such direction deem necessary and to

 settle any question that may arise in this regard;

and to do all such acts, matters, deeds and things as

 it may consider necessary, usual, or expedient to

implement this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FINOLEX INDUSTRIES LTD

  TICKER:                  N/A                 CUSIP:   Y2495J109

  MEETING DATE:      8/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited         ISSUER            YES             FOR                  FOR

balance sheet as at 31 MAR 2009 and the profit and

loss account for the YE on that date and the reports

of the Directors' and the Auditors' thereon

PROPOSAL #2.: Declare a dividend for the FYE 31 MAR          ISSUER            YES             FOR                  FOR

2009

PROPOSAL #3.: Re-appoint Mr. K.N. Atmaramani as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. M.G. Bhide as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. J.S. Arora as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Appoint the Auditors to hold office              ISSUER            YES             FOR                  FOR

from the conclusion of this AGM until the conclusion

of the next AGM and approve to fix their remuneration

PROPOSAL #7.: Appoint Dr. Vijay P. Bhatkar as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who is liable to retire by

rotation

PROPOSAL #8.: Appoint Dr. Sunil U. Pathak as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who is liable to retire by

rotation

PROPOSAL #9.: Appoint Mr. P.D. Karandikar as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who is liable to retire by

rotation

PROPOSAL #10.: Re-appoint, in accordance with the              ISSUER            YES             FOR                  FOR

provisions of Sections 198, 269, 309, 310, 311,

Schedule XIII and other applicable provisions, if

any, of the Companies Act 1956 [the Act] and subject

to the approvals as are necessary, Mr. J.S. Arora as

whole time Director of the Company designated as

Director [Operations] with effect from 01 DEC 2008

for a period of 2 years on the remuneration and on

the term of office and condition including

remuneration to be paid in case of inadequacy of

profits, absence of profits, absence of profits or no

 profits as are set out in the Agreement [the

Agreement] entered into by the Company with Mr. J.S.

Arora, which Agreement is placed before this meeting

and is hereby specially approved with liberty to the

Board of Directors of the Company [the Board] to

alter and vary the terms and conditions of the

Agreement; authorize the Board to revise from time to

 time during the tenure of the appointment of Mr.

J.S. Arora, the remuneration payable to him, subject

to ceiling laid down in Section 198, 309, and

Schedule XIII to the Act without further approval of

the Members of the Company but with such other

approvals, sanctions or permissions, if any required

for such revision in the remuneration; and authorize

the Board severally to do all such acts, deeds,

matters and things as may be considered necessary,

PROPOSAL #S.11: Approve, pursuant to provisions of            ISSUER            YES             FOR                  FOR

Section 17 and other applicable provisions, if any,

read with Section 192A of the Companies Act, 1956

[the Act], for alteration of Clause III [C] [57] of

Objects Clause of the Memorandum of Association of

the Company in the existing Clause III [C] [57]of the

 Memorandum of Association of the Company be deleted,

 and in its place the following revised clause be

inserted: to carry on business of generation

[including co-generation], transmission,

distribution, sell, market trade and deal-in electric

 and other forms of energy derived by any and all

modes and to manufacture, market and sell, equipment,

 apparatus, appliances, materials and supplies

required therefore; adopt the Memorandum of

Association of the Company, duly modified as

aforesaid, or as suggested by any appropriate

authority and accepted by the Board of Directors of

the Company [the Board]; and authorize the Board to

do all such acts, matters, deeds and things as it may

 consider necessary, usual, or expedient to implement

PROPOSAL #S.12: Authorize the Members of the Company,        ISSUER            YES             FOR                  FOR

 pursuant to provisions of Section 149 [2A] and other

 applicable provisions, if any, of the Companies Act,

 1956 [the Act], for commencing and carrying of the

business and activities as mentioned in the amended

Clause III [C] [57] of Objects Clause of the

Memorandum of Association of the Company; effect may

be given to this resolution, at such time and in such

 manner as Board of Directors of the Company [the

Board] considers appropriate and authorize the Board

to take all such steps and actions and give such

direction deem necessary and to settle any question

that may arise in this regard; and authorize the

Board to do all such acts, matters, deeds and things

as it may consider necessary, usual, or expedient to

implement this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIRICH ENTERPRISE CO LTD

  TICKER:                  N/A                 CUSIP:   Y2496F106

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: 2009 business and financial reports             ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: 2009 audited reports reviewed by                 ISSUER             NO              N/A                  N/A

Supervisors

PROPOSAL #2.1: Ratify 2009 audited reports                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Ratify 2009 earnings distribution;              ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.4025707 per share

PROPOSAL #2.3: Approve to raise capital by issuing            ISSUER            YES             FOR                  FOR

new shares from earnings, proposed stock dividend:

100.6427 for 1,000 shares held

PROPOSAL #2.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #2.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #2.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #3: Other issues and extraordinary motions           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIRMA OPONIARSKA DEBICA S.A., DEBICA

  TICKER:                  N/A                 CUSIP:   X1771U102

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the OGM                                              ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of Chairman of the OGM                       ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the presentation of the agenda           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the financial statement of the          ISSUER            YES             FOR                  FOR

Company for 2009 including balance sheet, profits and

 losses statement, statement of changes in share

capital, cashflow statement and the additional

information and clarifications

PROPOSAL #5: Approve the Management Board's report on        ISSUER            YES             FOR                  FOR

 the activity of the Company for 2009

PROPOSAL #6: Approve the Supervisory Board's report          ISSUER            YES             FOR                  FOR

onits activity in 2009

PROPOSAL #7: Approve the allocation of profits for            ISSUER            YES             FOR                  FOR

2009

PROPOSAL #8: Approve to vote of acceptance to the              ISSUER            YES             FOR                  FOR

Management Board

PROPOSAL #9: Approve to vote of acceptance to the              ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #10: Adopt a resolution on changes in the            ISSUER            YES             FOR                  FOR

Company's statute

PROPOSAL #11: Approve to determine a number of the            ISSUER            YES             FOR                  FOR

Supervisory Board's Members

PROPOSAL #12: Appointment of Supervisory Board's                ISSUER            YES             FOR                  FOR

Members

PROPOSAL #13: Closing of the OGM                                            ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIRST CAP RLTY INC

  TICKER:                  N/A                 CUSIP:   31943B100

  MEETING DATE:      5/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive the audited consolidated                ISSUER             NO              N/A                  N/A

financial statements of the Company for the FYE 31

DEC 2009, together with the report of the Auditors

PROPOSAL #1: Election of Directors for the ensuing            ISSUER            YES             FOR                  FOR

year

PROPOSAL #2: Appointment of Deloitte & Touche LLP as         ISSUER            YES             FOR                  FOR

the Auditor and authorize the Directors to fix the

remuneration of the Auditors

PROPOSAL #3: Amend the Company's stock option plan            ISSUER            YES             FOR                  FOR

(the Stock Option Plan) to reserve an additional

2,500,000 common shares (Common Shares) of the

Company for issuance under the Stock Option Plan for

a total reserve of 9,525,000 Common Shares; the

amendment of the Company's Restricted Share Unit Plan

 (the RSU Plan) to reserve an additional 50,000

Common Shares for issuance under the RSU Plan for a

total reserve of 530,000 Common Shares; the amendment

 of the Company's Chief Executive Officer Restricted

Share Unit Plan (the CEO RSU Plan) to reserve an

additional 200,000 Common Shares for issuance under

the CEO RSU Plan for a total reserve of 620,000

Common Shares; and the amendment of the Company's

Directors' Deferred Share Unit Plan (the DSU Plan) to

 reserve an additional 50,000 Common Shares for

issuance under the DSU Plan for a total reserve of

PROPOSAL #S.4: Authorize the subdivision of the                 ISSUER            YES             FOR                  FOR

Common Shares on the basis of 3.2 shares for two

shares pursuant to Section 168(1) of the Business

Corporations Act (Ontario)

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIRST GEN CORPORATION

  TICKER:                  N/A                 CUSIP:   Y2518H114

  MEETING DATE:      11/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Call to order                                                     ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the certify the notice and                ISSUER            YES             FOR                  FOR

determination of Quorum

PROPOSAL #3.: Approve the increase in authorized                ISSUER            YES             FOR                  FOR

capital stock from PHP 3,270 million divided into

2,770 million common shares and 1,000 million

preferred shares, to PHP 7,250 million divided into

6,000 million common shares and 2,500 million

preferred shares, which preferred shares are divided

into 1,000 million series A to D preferred shares and

 1,500 million series E preferred shares

PROPOSAL #4.: Amend the Article seventh of the                   ISSUER            YES             FOR                  FOR

amended Articles of Incorporation to authorize the

declaration of stock dividends for 1 class or series

of preferred shares from a different class or series

of preferred shares

PROPOSAL #5.: Approve the creation of new series E            ISSUER            YES             FOR                  FOR

preferred shares with a par value of PHP 0.50 per

share, which shares will be redeemable at the option

of the Corporation

PROPOSAL #6.: Declare a property dividend on                       ISSUER            YES             FOR                  FOR

preferred shares to be taken from the Company's

remaining 467,143,000 Treasury Preferred Shares

PROPOSAL #7.: Declare a stock dividend on preferred          ISSUER            YES             FOR                  FOR

shares to be taken from the unrestricted retained

earnings, consisting of 375 million series E

preferred shares

PROPOSAL #8.: Amend the Article seventh of the                   ISSUER            YES             FOR                  FOR

amended Articles of Incorporation to reduce the

dividend rate of series A to D preferred shares from

PHP 0.05 to PHP 0.02 per share

PROPOSAL #9.: Amend the second Article of the amended        ISSUER            YES             FOR                  FOR

 Articles of Incorporation to provide for additional

secondary purposes and authorize the Corporation to

engage in said secondary purposes

PROPOSAL #10.: Other matters                                                   ISSUER             NO              N/A                  N/A

PROPOSAL #11.: Adjournment                                                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIRST GEN CORPORATION

  TICKER:                  N/A                 CUSIP:   Y2518H114

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Call to order                                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Certification of notice and                            ISSUER             NO              N/A                  N/A

determination of quorum

PROPOSAL #3.: Approve the minutes of previous annual         ISSUER            YES             FOR                  FOR

stockholders' meeting held on 13 MAY 2009 and special

 stockholders' meeting held on 20 NOV 2009

PROPOSAL #4.: Address of the Chairman                                    ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Approve the report of the President and        ISSUER            YES             FOR                  FOR

 Chief Executive Officer

PROPOSAL #6.: Approve the audited financial                        ISSUER            YES             FOR                  FOR

statements as of 31 DEC 2009

PROPOSAL #7.: Ratify the acts of the Board of                     ISSUER            YES             FOR                  FOR

Directors, Executive Committee, and Management since

13 MAY 2009

PROPOSAL #8.1: Election of Oscar M. Lopez as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8.2: Election of Federico R. Lopez as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8.3: Election of Richard B. Tantoco as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8.4: Election of Francis Giles B. Puno as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #8.5: Election of Peter D. Garrucho, Jr. as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #8.6: Election of Elpidio L. Ibanez as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8.7: Election of Eugenio L. Lopez III as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8.8: Election of Tony Tan Caktiong as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8.9: Election of Cezar P. Consing as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #9.: Amend Article 7th of the Articles of            ISSUER            YES             FOR                  FOR

Incorporation to reclassify PHP 1 billion authorized

common shares to PHP 1 Billion authorized preferred

shares

PROPOSAL #10.: Amend Article 7th of the Articles of          ISSUER            YES             FOR                  FOR

Incorporation to create new series 'F' preferred

shares with a par value of PHP 10 per share

PROPOSAL #11.: Approve the declaration of a stock              ISSUER            YES             FOR                  FOR

dividend on series 'E' preferred shares consisting of

 93.55 million shares

PROPOSAL #12.: Approve to fix the annual compensation        ISSUER            YES             FOR                  FOR

 of the Board of Directors at an amount not exceeding

 3/4th of 1% of the Company's net income before

Income Tax for the immediately preceding year

PROPOSAL #13.: Other business                                                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #14.: Adjournment                                                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIRST PHILIPPINE HOLDINGS CORP FPHC

  TICKER:                  N/A                 CUSIP:   Y2558N120

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Call to order                                                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the proof of required notice               ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve to determine the Quorum                       ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the minutes of the 25 MAY 2009          ISSUER            YES             FOR                  FOR

Stockholders Meeting

PROPOSAL #5: Receive the reports of the Chairman and         ISSUER            YES             FOR                  FOR

the President

PROPOSAL #6: Approve and ratify the 31 DEC 2009                 ISSUER            YES             FOR                  FOR

reports and the Audited financial statements

PROPOSAL #7: Ratify the acts of the Board, of the              ISSUER            YES             FOR                  FOR

Executive Committee and the Management

PROPOSAL #8.1: PLEASE NOTE THAT THIS IS A SHAREHOLDER        ISSUER            YES             FOR               AGAINST

 PROPOSAL: Election of Mr. Augusto Almeda-Lopez as a

Director

PROPOSAL #8.2: PLEASE NOTE THAT THIS IS A SHAREHOLDER        ISSUER            YES             FOR               AGAINST

 PROPOSAL: Election of Amb. Thelmo Y. Cunanan as a

Director

PROPOSAL #8.3: PLEASE NOTE THAT THIS IS A SHAREHOLDER        ISSUER            YES             FOR               AGAINST

 PROPOSAL: Election of Mr. Jose P. De Jesus as a

Director

PROPOSAL #8.4: PLEASE NOTE THAT THIS IS A SHAREHOLDER        ISSUER            YES             FOR               AGAINST

 PROPOSAL: Election of Mr. Peter D. Garrucho, Jr as a

 Director

PROPOSAL #8.5: PLEASE NOTE THAT THIS IS A SHAREHOLDER        ISSUER            YES             FOR               AGAINST

 PROPOSAL: Election of Mr. Elpidio L. Ibanez as a

Director

PROPOSAL #8.6: PLEASE NOTE THAT THIS IS A SHAREHOLDER        ISSUER            YES             FOR               AGAINST

 PROPOSAL: Election of Mr. Eugenio L. Lopez III as a

Director

PROPOSAL #8.7: PLEASE NOTE THAT THIS IS A SHAREHOLDER        ISSUER            YES             FOR               AGAINST

 PROPOSAL: Election of Mr. Federico R. Lopez as a

Director

PROPOSAL #8.8: PLEASE NOTE THAT THIS IS A SHAREHOLDER        ISSUER            YES             FOR               AGAINST

 PROPOSAL: Election of Mr. Manuel M. Lopez as a

PROPOSAL #8.9: PLEASE NOTE THAT THIS IS A SHAREHOLDER        ISSUER            YES             FOR               AGAINST

 PROPOSAL: Election of Mr. Oscar M. Lopez as a

PROPOSAL #8.10: PLEASE NOTE THAT THIS IS A                          ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL: Election of Mr. Ernesto B.

Rufino, Jr as a Director

PROPOSAL #8.11: PLEASE NOTE THAT THIS IS A                          ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL: Election of Amb. Cesar B.

Bautista as an Independent Director

PROPOSAL #8.12: PLEASE NOTE THAT THIS IS A                          ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL: Election of Mr. Oscar J. Hilado

 as an Independent Director

PROPOSAL #8.13: PLEASE NOTE THAT THIS IS A                          ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL: Election of Chief Justice

Artemio V. Panganiban as an Independent Director

PROPOSAL #8.14: PLEASE NOTE THAT THIS IS A                          ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL: Election of Mr. Juan B. Santos

as an Independent Director

PROPOSAL #8.15: PLEASE NOTE THAT THIS IS A                          ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL: Election of Mr. Washington Z.

Sycip as an Independent Director

PROPOSAL #9: Appointment of the External Auditors               ISSUER            YES             FOR                  FOR

PROPOSAL #10: Other matters                                                     ISSUER             NO              N/A                  N/A

PROPOSAL #11: Adjournment                                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIRST QUANTUM MINERALS LTD

  TICKER:                  N/A                 CUSIP:   335934105

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive the audited consolidated                ISSUER             NO              N/A                  N/A

financial statements of the Company for the FYE 31

DEC 2009 together with the Company's Auditors report

thereon

PROPOSAL #1.1: Election of Mr. Philip K. R. Pascall          ISSUER            YES             FOR                  FOR

as a Director for the ensuing year

PROPOSAL #1.2: Election of Mr. G. Clive Newall as a          ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.3: Election of Mr. Martin Rowley as a              ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.4: Election of Mr. Rupert Pennant-Rea as         ISSUER            YES             FOR                  FOR

a Director for the ensuing year

PROPOSAL #1.5: Election of Mr. Andrew Adams as a                ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.6: Election of Mr. Michael Martineau as a        ISSUER            YES             FOR                  FOR

 Director for the ensuing year

PROPOSAL #1.7: Election of Mr. Peter St. George as a         ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.8: Election of Mr. Paul Brunner as a                ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2: Appoint PricewaterhouseCoopers LLP,                ISSUER            YES             FOR                  FOR

Chartered Accountants, as Auditors for the Company to

 hold office until the next AGM and to authorize the

Directors of the Company to fix their remuneration

PROPOSAL #3: Approve to accept the approach to                   ISSUER            YES             FOR                  FOR

executive compensation disclosed in the Company's

Management Information Circular delivered in advance

of the Meeting, as specified

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIRST SHIP LEASE TRUST

  TICKER:                  N/A                 CUSIP:   Y26511108

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the report of the                ISSUER            YES             FOR                  FOR

Trustee-Manager, statement by Trustee-Manager and

audited financial statements of First Ship Lease

Trust for the FYE 31 DEC 2009 together with the

Auditor's report thereon

PROPOSAL #2: Re-appoint KPMG LLP as the Auditors of          ISSUER            YES             FOR                  FOR

First Ship Lease Trust and authorize the Directors of

 the Trustee-Manager to fix their remuneration

PROPOSAL #3: Authorize the Truustee-Manager FSL Trust        ISSUER            YES             FOR                  FOR

 Management Pte Ltd, pursuant to Section 36 of the

Business Trusts Act, Chapter 31A of Singapore  the

Business Trust Act  and Clause 6.1 of the trust deed

of First Ship Lease Trust  the Trust Deed , on behalf

 of First Ship Lease Trust  the Trustee-Manager , to:

  a   i  issue units in First Ship Lease Trust

whether by way of rights, bonus or otherwise; and/or

 ii  make or grant offers, agreements or options

collectively, Instruments  that would or might

require units to be issued, including but not limited

 to the creation and issue of  as well as adjustments

 to  warrants, debentures or other instruments

convertible into units, at any time to such persons

and on such terms and conditions whether for cash or.

PROPOSAL #4: Authorize the Trustee-Manager,                        ISSUER            YES             FOR                  FOR

contingent on the passing of Resolution 3 above, to

fix the issue price for units that are to be issued

by way of placement pursuant to the 20% sub-limit for

 Other Unit Issues on a non pro-rata basis referred

to in Resolution 3 above, at a discount exceeding 10%

 but not more than 20% of the price as determined in

accordance with the Listing Manual of the SGX-ST

PROPOSAL #5: Authorize the Trustee-Manager to allot          ISSUER            YES             FOR                  FOR

and issue from time to time such number of units as

may be required to be allotted and issued pursuant to

 the First Ship Lease Trust Distribution Reinvestment

 Scheme

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIRST SHIP LEASE TRUST

  TICKER:                  N/A                 CUSIP:   Y26511108

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #E.1: Approve to alter the definition of              ISSUER            YES             FOR                  FOR

'Distribution Date' set out under Clause 1.1 of the

trust deed dated 19 MAR 2007 constituting FSL Trust

(the 'Trust Deed') in the manner set out in Appendix

A of the Circular to Unitholders dated 23 MAR 2010

(the 'Circular')

PROPOSAL #E.2: Approve to alter Clause 11.3.1 and              ISSUER            YES             FOR                  FOR

Clause 11.4 of the Trust Deed in the manner set out

in Appendix B of the Circular

PROPOSAL #E.3: Approve to alter the Trust Deed in the        ISSUER            YES             FOR                  FOR

 manner set out in Appendix C of the Circular

PROPOSAL #4: Approve, subject to Unitholders'                     ISSUER            YES             FOR                  FOR

approval for the passing of Extraordinary Resolution

3, that: (a) the exercise by the Trustee-Manager of

all the powers of FSL Trust to purchase or otherwise

acquire units of FSL Trust ('Units') not exceeding in

 aggregate the Maximum Limit (as hereafter defined),

at such price or prices as may be determined by the

Trustee-Manager from time to time up to the Maximum

Price (as hereafter defined), whether by way of: (i)

market purchases (each a 'Market Purchase') on the

Singapore Exchange Securities Trading Limited ('SGX-

ST'); and/or (ii) off-market purchases (each an 'Off-

Market Purchase') effected otherwise than on the SGX-

ST in accordance with any equal access scheme (as

defined in the Trust Deed) as may be determined or

formulated by the Trustee-Manager as it considers

fit, which scheme shall satisfy all the conditions

prescribed in accordance with the Trust Deed, and

otherwise in accordance with all other laws,

regulations and rules of the SGX-ST as may for the

time being be applicable (the 'Unit Buy-back

Mandate'); (b) unless varied or revoked by

unitholders of FSL Trust (the 'Unitholders') in a

general meeting, the authority conferred on the

Trustee-Manager pursuant to the Unit Buy-back Mandate

 may be exercised by the Trustee-Manager at any time

during the Relevant Period (as hereafter defined);

and (c) authorize the Trustee-Manager to complete and

 do all such acts and things (including executing

such documents or other action as may be required) as

 it may consider necessary, expedient or in the

interests of FSL Trust to give effect to the

transactions contemplated and/or authorized by this

Resolution; [Authority expires earlier on the date by

 which the next AGM of Unitholders is required by law

 or the Trust Deed to be held; or the date on which

the purchases of Units by the Trustee-Manager

pursuant to the Unit Buy-back Mandate are carried out

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIRST STEAMSHIP CO LTD

  TICKER:                  N/A                 CUSIP:   Y25709109

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: The 2009 business reports                              ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The 2009 Audited reports reviewed by          ISSUER             NO              N/A                  N/A

Supervisors

PROPOSAL #1.3: The issuance status of overseas                   ISSUER             NO              N/A                  N/A

convertible bond

PROPOSAL #1.4: The Status of 2009 endorsements and            ISSUER             NO              N/A                  N/A

guarantees

PROPOSAL #2.1: Ratify 2009 business and financial              ISSUER            YES             FOR                  FOR

reports

PROPOSAL #2.2: Ratify 2009 earnings distribution                ISSUER            YES             FOR                  FOR

proposal proposed cash dividend : TWD 1.0 per share

PROPOSAL #2.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #2.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

loan to other parties

PROPOSAL #2.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsements and guarantees

PROPOSAL #3: Other issues and extraordinary motions           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIRST TRACTOR CO LTD

  TICKER:                  N/A                 CUSIP:   Y25714109

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Board  the              ISSUER            YES             FOR                  FOR

Board  of Directors  the Directors of the Company for

 the year 2009

PROPOSAL #2: Approve the report of the supervisory            ISSUER            YES             FOR                  FOR

committee of the Company for the year 2009

PROPOSAL #3: Approve the audited financial report for        ISSUER            YES             FOR                  FOR

 the year 2009

PROPOSAL #4: Approve the distribution proposal of the        ISSUER            YES             FOR                  FOR

 Company in respect of the dividend for the YE 31 DEC

 2009

PROPOSAL #5: Re-appointment of UHY Vocation HK CPA            ISSUER            YES             FOR                  FOR

Limited and Vocation International Certified Public

Accountants Company Limited as the International and

PRC Auditors of the Company for the year 2010 and

authorize the Board to determine their remunerations

PROPOSAL #S.1: Approve, subject to compliance with            ISSUER            YES             FOR                  FOR

provisions under Chapters 14 and 14A of the Rules

Governing the Listing of Securities on the Stock

Exchange of Hong Kong Limited in relation to, among

other things, shareholders' approval, and other

relevant provisions, and the accumulated limit not

exceeding 50% of the latest audited net assets values

 of the Company  consolidated financial statements ,

authorize the Board to determine matters related to

investment and execute relevant investment agreements

 and other relevant documents, such investment scope

includes: (i) short-term investments, which refer to

investments (ready to be realized in anytime)

purchased by the Company and will be held for no more

 than one year (including one year), including

shares, funds, bonds, etc; CONTD

PROPOSAL #CONTD: CONTD..(ii) long-term investments,          ISSUER             NO              N/A                  N/A

which refer to all types of investments made by the

Company which cannot be or are not ready to be

realized within one year, including investments in

bonds, equity interests and other investment etc;

(iii) projects on mergers and acquisitions, assets

disposals, etc; and authorize the Board to determine

 including but not limited to) (i) investment plans;

(ii) targets to be invested; (iii) actual investment

amounts; (iv) actual investment methods (including by

 way of issuance of domestic shares or overseas

listed foreign shares); (v) actual time of

investments, within the period from the date of

convening 2009 AGM to the date of convening 2010 AGM

PROPOSAL #S.2: Approve the Company of placing,                   ISSUER            YES             FOR                  FOR

issuing or dealing with domestic shares and overseas

listed foreign shares of the Company solely or

jointly within the relevant period with an amount of

no more than 20% of the issued shares of that class

of shares of the Company as at the date of passing of

 this resolution, provided that China Securities

Regulatory Commission and the relevant governmental

authorities granting the relevant approvals; and

authorize the Board to handle the matters in relation

 to such placement or issue and to make any necessary

 amendments as it considers appropriate to the

articles of association of the Company, so as to

reflect the changes in the structure of share capital

 of the Company resulting from such placement or

PROPOSAL #S.3: Authorize the Board to declare an                ISSUER            YES             FOR                  FOR

interim dividend to the shareholders of the Company

for the half YE 30 JUN 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIRST URANIUM CORP

  TICKER:                  N/A                 CUSIP:   33744R102

  MEETING DATE:      9/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Elect Nigel R.G. Brunette as a                     ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #1.2: Elect Patrick C. Evans as a Director          ISSUER            YES             FOR                  FOR

of the Corporation for the ensuing year

PROPOSAL #1.3: Elect James P.W. Fisher as a Director         ISSUER            YES             FOR                  FOR

of the Corporation for the ensuing year

PROPOSAL #1.4: Elect Robert M. Franklin as a Director        ISSUER            YES             FOR                  FOR

 of the Corporation for the ensuing year

PROPOSAL #1.5: Elect John W.W. Hick as a Director of         ISSUER            YES             FOR                  FOR

the Corporation for the ensuing year

PROPOSAL #1.6: Elect Wayne S. Hill as a Director of          ISSUER            YES             FOR                  FOR

the Corporation for the ensuing year

PROPOSAL #1.7: Elect Gordon T. Miller as a Director          ISSUER            YES             FOR                  FOR

of the Corporation for the ensuing year

PROPOSAL #1.8: Elect Graham P. Wanblad as a Director         ISSUER            YES             FOR                  FOR

of the Corporation for the ensuing year

PROPOSAL #2.: Re-appoint PricewaterhouseCoopers LLP,         ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Auditors of the

Corporation and authorize the Directors to fix their

remuneration

PROPOSAL #3.: Adopt a Restricted Stock Unit Incentive        ISSUER            YES             FOR                  FOR

 Plan and ratify the restricted stock units granted

to certain insiders of the Corporation, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIRSTGROUP PLC, ABERDEEN

  TICKER:                  N/A                 CUSIP:   G34604101

  MEETING DATE:      7/16/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report and financial        ISSUER            YES             FOR                  FOR

 statements

PROPOSAL #2.: Approve the Directors remuneration                ISSUER            YES             FOR                  FOR

report

PROPOSAL #3.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Sidney Barrie as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Martyn Williams as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Elect Nicola Shaw as a Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Elect Colin Hood as a Director                       ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Elect Tim Otoole as a Director                       ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Re-appoint Deloitte LLP as an                        ISSUER            YES             FOR                  FOR

Independent Auditor

PROPOSAL #10.: Authorize the Directors to determine          ISSUER            YES             FOR                  FOR

the remuneration of the Independent Auditors

PROPOSAL #11.: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

relevant securities

PROPOSAL #S.12: Authorize the Directors to disapply          ISSUER            YES             FOR                  FOR

the pre-emption rights

PROPOSAL #S.13: Approve to permit the Company to                ISSUER            YES             FOR                  FOR

purchase its own shares

PROPOSAL #14.: Authorize the Company to make                       ISSUER            YES             FOR                  FOR

political donation and incur political expenditure

PROPOSAL #S.15: Grant authority for the calling of            ISSUER            YES             FOR                  FOR

general meetings of the Company by notice of 14 clear

 days

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIRSTSERVICE CORP

  TICKER:                  N/A                 CUSIP:   33761N109

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Appoint PricewaterhouseCoopers  LLP,              ISSUER            YES             FOR                  FOR

Chartered Accountants as the Independent

PROPOSAL #2.1: Election of David R. Beatty as the              ISSUER            YES             FOR                  FOR

Director of the Corporation for the

PROPOSAL #2.2: Election of Brendan Calder as the                ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing

PROPOSAL #2.3: Election of Peter F. Cohen as the                ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing

PROPOSAL #2.4: Election of Bernard I. Ghert as the            ISSUER            YES             FOR                  FOR

Director of the Corporation for the

PROPOSAL #2.5: Election of Michael D. Harris as the          ISSUER            YES             FOR                  FOR

Director of the Corporation for the

PROPOSAL #2.6: Election of John P. Curtin, Jr. as the        ISSUER            YES             FOR                  FOR

 Director of the Corporation for the

PROPOSAL #2.7: Election of Jay S. Hennick as the                ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing

PROPOSAL #2.8: Election of Steven S. Rogers as the            ISSUER            YES             FOR                  FOR

Director of the Corporation for the

PROPOSAL #3: Approve an amendment to the First                   ISSUER            YES             FOR                  FOR

Service Stock Option Plan, as amended, to increase

the maximum number of subordinate voting shares

reserved for issuance pursuant to the exercise of

stock options granted thereunder as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FISHER & PAYKEL APPLIANCES HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Q3898H103

  MEETING DATE:      8/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and            ISSUER             NO              N/A                  N/A

the Auditors report for the YE 31 MAR 2009, as

contained in the Company's annual report

PROPOSAL #2.i: Re-elect Mr. John Gilks as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires by rotation

PROPOSAL #2.ii: Elect Ms.Tan Lixia as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #2.iii: Elect Mr. Zhou Yunjie as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Authorize the Directors to fix the fees        ISSUER            YES             FOR                  FOR

 and expenses of the PricewaterHouseCoopers, as the

Company's Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FKP PROPERTY GROUP

  TICKER:                  N/A                 CUSIP:   Q3930V102

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Seng Huang Lee as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Clause 10.3 of the Company's Constitution

PROPOSAL #2.: Re-elect Mr. Leonard McKinnon as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Clause 10.3 of the Company's Constitution

PROPOSAL #3.: Re-elect Mr. Gregory Dyer as a                       ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the Clause

10.8 of the Company's Constitution

PROPOSAL #4.: Adopt, for the purposes of Section                ISSUER            YES             FOR                  FOR

250R(2) of the Corporations Act 2001 [C'th] and for

all other purposes, the remuneration report for the

YE 30 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FLEETWOOD CORPORATION LTD

  TICKER:                  N/A                 CUSIP:   Q3914R101

  MEETING DATE:      11/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #2.: Re-elect Mr. Stephen Gill as a                       ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the

Company's Constitution

PROPOSAL #3.: Approve, pursuant to ASIC Listing Rule         ISSUER            YES             FOR                  FOR

10.14, the issue of 125,000 options to Robert

McKinnon in accordance with the rules of the

Executive Option Plan

PROPOSAL #4.: Approve, pursuant to ASIC Listing Rule         ISSUER            YES             FOR                  FOR

10.14, the issue of 125,000 options to Greg Tate in

accordance with the rules of the Executive Option Plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FLINT ENERGY SVCS LTD

  TICKER:                  N/A                 CUSIP:   339457103

  MEETING DATE:      5/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive the report of the financial                ISSUER             NO              N/A                  N/A

statements of the corporation of the YE 31 DEC 2009

PROPOSAL #1: Election of Stuart O'Connor, John Bates,        ISSUER            YES         AGAINST           AGAINST

 W.J. Bill  Lingard, T.D. Terry Freeman, C. Douglas

Annable, Phillip C. Lachambre, Roger Thomas, Ian Reid

 as the Directors of the Corporation for the ensuing

year

PROPOSAL #2: Appointment of KPMG LLP, Chartered                 ISSUER            YES             FOR                  FOR

Accountants, as Auditors of the Corporation for the

ensuing year and authorizing the Directors to fix

their remuneration

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FLUGHAFEN WIEN AG, WIEN

  TICKER:                  N/A                 CUSIP:   A2048U102

  MEETING DATE:      8/20/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the special audit pursuant to          ISSUER             NO              N/A                  N/A

Paragraph 118 of the Austrian Stock Corporation Act

regarding the Project Skylink

PROPOSAL #2.: Elect the Supervisory Board                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FLUGHAFEN WIEN AG, WIEN

  TICKER:                  N/A                 CUSIP:   A2048U102

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the presentation of the annual,         ISSUER            YES             FOR                  FOR

status and corporate governance report proposal about

 the allocation of the net income and the report of

the Supervisory board for the FY 2009

PROPOSAL #2: Approve the allocation of the net income        ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the actions of the Management            ISSUER            YES             FOR                  FOR

Board for the FY 2009

PROPOSAL #4: Approve the actions of the Supervisory          ISSUER            YES             FOR                  FOR

Board for the FY 2009

PROPOSAL #5: Approve the remuneration for the Members        ISSUER            YES             FOR                  FOR

 of the Supervisory Board for the FY 2009

PROPOSAL #6: Elect the Auditors for the FY 2010                  ISSUER            YES             FOR                  FOR

PROPOSAL #7: Amend the Company charter                                  ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FLUGHAFEN ZUERICH AG, KLOTEN

  TICKER:                  N/A                 CUSIP:   H26552101

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: TO VOTE IN THE UPCOMING MEETING, YOUR          ISSUER            YES             FOR               AGAINST

NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS

BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE

ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE

COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING

 RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND

NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FLUGHAFEN ZUERICH AG, KLOTEN

  TICKER:                  N/A                 CUSIP:   H26552101

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Non-votable resolution                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Non-votable resolution                                       ISSUER             NO              N/A                  N/A

PROPOSAL #3: Approve the business report including            ISSUER            YES             FOR                  FOR

the annual report and the annual financial statements

 of the year 2009

PROPOSAL #4: Grant discharge to the Board of Directors      ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the balance sheet results                    ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Amend the Article 19 of the Articles of         ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #7.1: Re-elect Martin Candrian to the Board         ISSUER            YES             FOR                  FOR

of Directors

PROPOSAL #7.2: Re-elect Dr. Elmar Ledergerber to the         ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #7.3: Re-elect Dr. Kaspar Schiller to the            ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #7.4: Re-elect Andreas Schmid to the Board          ISSUER            YES             FOR                  FOR

of Directors

PROPOSAL #7.5: Re-elect Ulrik Svensson to the Board          ISSUER            YES             FOR                  FOR

of Directors

PROPOSAL #8: Election of KPMG AG, Zurich as the                 ISSUER            YES             FOR                  FOR

Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FLUIDRA, SA, BARCELONA

  TICKER:                  N/A                 CUSIP:   E52619108

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts and the                ISSUER            YES             FOR                  FOR

management report and the annual accounts and the

management report of the consolidated group

PROPOSAL #2: Approve the application of the result             ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the Management of the Board                ISSUER            YES             FOR                  FOR

Members

PROPOSAL #4: Approve the re-election or appointment          ISSUER            YES             FOR                  FOR

for the Company and for their consolidated group

PROPOSAL #5: Approve the presentation of the inform          ISSUER            YES             FOR                  FOR

about the retribution policy of the Board Members

PROPOSAL #6: Approve the establishment of a plan                ISSUER            YES         AGAINST           AGAINST

based on shares for the Board Members

PROPOSAL #7: Authorize the Corporation to purchase            ISSUER            YES             FOR                  FOR

own shares directly or through subsidiaries giving

the authorization to amortize them

PROPOSAL #8: Approve the Merger, taking Fluidra                 ISSUER            YES             FOR                  FOR

Services Sau by Fluidra SA

PROPOSAL #9: Approve the delegation of powers                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FMS ENTERPRISES MIGUN LTD

  TICKER:                  N/A                 CUSIP:   M42619102

  MEETING DATE:      12/31/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements and              ISSUER            YES             FOR                  FOR

Directors report for 2008

PROPOSAL #2: Re-appoint D. Blum, A. Blum, R. Blum, D.        ISSUER            YES             FOR                  FOR

 Frankenthal and Y. Yehieli as the Officiating

Directors; the External Directors continue in office

by provision of law

PROPOSAL #3: Re-appoint the Accountant Auditors and          ISSUER            YES             FOR                  FOR

authorize the Board to fix their fees

PROPOSAL #4: Approve the 3 interim dividends                       ISSUER            YES             FOR                  FOR

distributed on account of 2008 as final for such year

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FMS ENTERPRISES MIGUN LTD

  TICKER:                  N/A                 CUSIP:   M42619102

  MEETING DATE:      3/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the replacement of Article 26 of        ISSUER            YES             FOR                  FOR

 the Articles of the Company with an up to date

version incorporating the provisions of Amendment No.

 3 to the Companies Law relating to D and O liability

 exemption, insurance and indemnity  aggregate

indemnity is limited to 25% of the shareholders'

PROPOSAL #2: Approve the issue of indemnity                        ISSUER            YES             FOR                  FOR

undertakings to the controlling shareholder D. Blum

and to his children D. Frankenthal, R. Barak and A.

Blum, all of whom are Directors

PROPOSAL #3: Approve the 12 months D and O insurance         ISSUER            YES             FOR                  FOR

cover in the amount of USD 15 million plus up to 20%

legal costs for a premium of USD 16,900, and future

purchase of cover from year to year during a period

of up to 5 years provided that the premium does not

increase by more than 20% than the premium in the

previous year

PROPOSAL #4: Approve the issue of indemnity                        ISSUER            YES             FOR                  FOR

undertakings to D and O who are owners of control or

their family relatives

PROPOSAL #5: Approve the replacement of the Articles         ISSUER            YES             FOR                  FOR

of the Company with an up to date version with the

exception of Article 26 relating to liability

exemption, insurance and indemnity

PROPOSAL #6: Re-appoint Mr. D. Tamir as an External          ISSUER            YES             FOR                  FOR

Director for a statutory 3 year period

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FNX MNG CO INC

  TICKER:                  N/A                 CUSIP:   30253R101

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve a statutory arrangement                   ISSUER            YES             FOR                  FOR

pursuant to section 182 of the Business Corporations

Act  Ontario  with Quadra Mining Ltd. and its wholly-

owned subsidiary, 2237836 Ontario Inc., which

involves the acquisition of all of the common shares

of FNX by Quadra in exchange for     common shares of

 Quadra, as specified

PROPOSAL #2: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FOLLI FOLLIE SA

  TICKER:                  N/A                 CUSIP:   X29442138

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual financial statement         ISSUER             NO              N/A                  N/A

for the FY 2009 following the hearing of the reports

of the Board of Directors and the Chartered Auditors-

Accountants for the FY 2009

PROPOSAL #2.: Approve the appropriation of the net            ISSUER             NO              N/A                  N/A

profit after tax for the FY 2009 and the dividend

distribution to the shareholders

PROPOSAL #3.: Approve the remuneration for the                   ISSUER             NO              N/A                  N/A

members of the Board of Directors

PROPOSAL #4.: Approve the waiver of liability of the         ISSUER             NO              N/A                  N/A

members of the Board of Directors and the Chartered

Auditors-Accountants for the FY 2009

PROPOSAL #5.: Election of one ordinary and of one              ISSUER             NO              N/A                  N/A

substitute Chartered Auditor-Accountants for the year

 2010

PROPOSAL #6.: Grant authority for concluding                       ISSUER             NO              N/A                  N/A

contracts in conformity with Article 23a Law 2190/20

PROPOSAL #7.: Election of members of the Board of              ISSUER             NO              N/A                  N/A

Directors

PROPOSAL #8.: Approve the purchase of own shares                ISSUER             NO              N/A                  N/A

according to Article 16 Law 2190/20

PROPOSAL #9.: Various announcements and decisions               ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FONCIERE DES REGIONS, METZ

  TICKER:                  N/A                 CUSIP:   F42399109

  MEETING DATE:      12/15/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the in-kind contributions made         ISSUER            YES         AGAINST           AGAINST

by Predica Group Entities and consequential capital

increases

PROPOSAL #2.: Approve the estimations of the in-kind         ISSUER            YES         AGAINST           AGAINST

contributions made by Predica Group Entities

PROPOSAL #3.: Approve the in-kind contributions made         ISSUER            YES         AGAINST           AGAINST

by Groupama Group Entities and consequential capital

increases

PROPOSAL #4.: Approve the estimations of the in-kind         ISSUER            YES         AGAINST           AGAINST

contributions made by Groupama Group Entities

PROPOSAL #5.: Approve the issue and free allocation          ISSUER            YES         AGAINST           AGAINST

of 46.619.703 warrants shares

PROPOSAL #6.: Approve the final completion of the in-        ISSUER            YES         AGAINST           AGAINST

kind contributions and consequential capital

increases associated with the previous resolutions

and consequential amendments of the Statutes

PROPOSAL #7.: Approve to delegate the authority to            ISSUER            YES         AGAINST           AGAINST

the Executive Board to the effect of increasing the

capital of the Company to the benefit of the

employees, Members of a Business Saving Plan

PROPOSAL #8.: Powers for formalities                                     ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FONCIERE DES REGIONS, METZ

  TICKER:                  N/A                 CUSIP:   F42399109

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements for          ISSUER            YES             FOR                  FOR

the FYE on 31 DEC 2009; grant discharge of duties

PROPOSAL #O.2: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the FYE on 31 DEC 2009

PROPOSAL #O.3: Approve the allocation of income -              ISSUER            YES             FOR                  FOR

distribution of the dividends

PROPOSAL #O.4: Approve the Agreements pursuant to              ISSUER            YES         AGAINST           AGAINST

Article L.225-86 of the Commercial Code

PROPOSAL #O.5: Approve the attendance allowances                ISSUER            YES             FOR                  FOR

PROPOSAL #O.6: Grant authority for a shares                        ISSUER            YES             FOR                  FOR

repurchase program

PROPOSAL #O.7: Ratify the co-optation of the Company         ISSUER            YES             FOR                  FOR

Batipart SAS as Supervisory Board member

PROPOSAL #E.8: Amend of Article 21 of the Statutes of        ISSUER            YES             FOR                  FOR

 the Company - payment dividends

PROPOSAL #E.9: Authorize the Executive Board to                 ISSUER            YES             FOR                  FOR

decide on increasing the share capital of the Company

 by incorporation of reserves, profits or premiums

PROPOSAL #E.10: Authorize the Executive Board to                ISSUER            YES             FOR                  FOR

decide on the capital increase by issuing shares

and/or securities giving access to the capital of the

 Company with preferential subscription rights of the

 shareholders

PROPOSAL #E.11: Authorize the Executive Board in the         ISSUER            YES             FOR                  FOR

event of capital increase with preferential

subscription rights to increase the number of

issuable securities

PROPOSAL #E.12: Approve the overall limitation of the        ISSUER            YES             FOR                  FOR

 authorizations

PROPOSAL #E.13: Authorize the Executive Board to                ISSUER            YES             FOR                  FOR

issue any securities giving right to the allotment of

 debt securities

PROPOSAL #E.14: Authorize the Executive Board to                ISSUER            YES             FOR                  FOR

increase the capital of the Company in favor of

employees who are members of a company saving plan

PROPOSAL #E.15: Authorize the Executive Board to                ISSUER            YES         AGAINST           AGAINST

grant options to subscribe for or purchase shares of

the Company

PROPOSAL #E.16: Authorize the Executive Board to                ISSUER            YES             FOR                  FOR

reduce the share capital of the Company

PROPOSAL #E.17: Powers                                                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FORBO HOLDING AG (VORM. FORBO AG), BAAR

  TICKER:                  N/A                 CUSIP:   H26865214

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: TO VOTE IN THE UPCOMING MEETING, YOUR          ISSUER            YES             FOR               AGAINST

NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS

BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE

ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE

COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING

 RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND

NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FORBO HOLDING AG (VORM. FORBO AG), BAAR

  TICKER:                  N/A                 CUSIP:   H26865214

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, annual                 ISSUER            YES             FOR                  FOR

accounts and group accounts for the FY 2009 and

receipt of the reports of the Statutory Auditor

PROPOSAL #2.: Grant discharge to the Members of the          ISSUER            YES             FOR                  FOR

Board of Directors and the Members of the Executive

Board

PROPOSAL #3.: Approve the appropriation of balance            ISSUER            YES             FOR                  FOR

sheet profit

PROPOSAL #4.: Adopt the Articles of Association to            ISSUER            YES             FOR                  FOR

the Swiss Book Entry Securities Act

PROPOSAL #5.1: Re-election of Dr. Albert Gnagi as the        ISSUER            YES             FOR                  FOR

 Board of Director for a further term of 3 years

PROPOSAL #5.2: Re-election of Michael Pieper as the          ISSUER            YES             FOR                  FOR

Board of Directors for a further term of 3 years

PROPOSAL #6.: Re-election of PricewaterhouseCoopers          ISSUER            YES             FOR                  FOR

AG as the Statutory Auditor for a further year

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FORHUMAN CO LTD

  TICKER:                  N/A                 CUSIP:   Y4223T102

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Election of Jong Uk Kim as an Inside          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.2: Election of Yun Ho Kook as an Outside         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FORMOSA INTERNATIONAL HOTELS CORP

  TICKER:                  N/A                 CUSIP:   Y2603W109

  MEETING DATE:      3/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Approve to revise the procedure of              ISSUER            YES             FOR                  FOR

acquiring or disposing asset

PROPOSAL #A.2: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FORMOSA INTERNATIONAL HOTELS CORP

  TICKER:                  N/A                 CUSIP:   Y2603W109

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 Audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend TWD 8.699 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from capital reserves, proposed bonus issue:100 for

1,000 Shares held

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement, guarantee and monetary loans

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FORMOSAN RUBBER GROUP INC

  TICKER:                  N/A                 CUSIP:   Y2604N108

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of development of Land of          ISSUER             NO              N/A                  N/A

Pan Chiao

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.2 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans, endorsement and guarantee

PROPOSAL #B.5.1: Election of HSU, Cheng Tsai as a              ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #b.5.2: Election of HSU, Cheng Chi as a                ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #b.5.3: Election of Ragie International Inc.        ISSUER            YES         AGAINST           AGAINST

 Lin, Kun Zong as a Director

PROPOSAL #b.5.4: Election of Ragie International Inc.        ISSUER            YES         AGAINST           AGAINST

 Hsu, Wei Jyh as a Director

PROPOSAL #b.5.5: Election of Eurogear Corp. Hsu,                ISSUER            YES         AGAINST           AGAINST

Cheng-Hsin as a Director

PROPOSAL #b.5.6: Election of Eurogear Corp. Cheng,            ISSUER            YES         AGAINST           AGAINST

Chia-Chun as a Director

PROPOSAL #b.5.7: Election of Pac-Net Development Co.         ISSUER            YES         AGAINST           AGAINST

Ltd. Tang, Kun Chen as a Director

PROPOSAL #b.5.8: Election of Hsu, Jeng Guan as a                ISSUER            YES         AGAINST           AGAINST

Supervisor

PROPOSAL #b.5.9: Election of Ho, Min Chuan as a                 ISSUER            YES         AGAINST           AGAINST

Supervisor

PROPOSAL #b.6: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors and the representative from participation

in competitive business

PROPOSAL #b.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FORTH PORTS PLC

  TICKER:                  N/A                 CUSIP:   G3639M107

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Director's report and                   ISSUER            YES             FOR                  FOR

accounts FYE 31 DEC 2009

PROPOSAL #2: Declare a final dividend of 191 P per            ISSUER            YES             FOR                  FOR

ordinary share in the Capital of the Company

PROPOSAL #3: Re-elect Mr. E G. F. Brown as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-elect Mr. D. D. S. Robertson as a              ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #5: Re-elect Mr. W. W. Murray as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-elect Mr. M. L. Clayton as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #7: Receive the Director's remuneration                ISSUER            YES             FOR                  FOR

report FYE 31 DEC 2009

PROPOSAL #8: Ratify the reappointment of                              ISSUER            YES             FOR                  FOR

PricewaterCoopers LLP as the Auditors of the Company

and authorize the Directors to agree their

PROPOSAL #9: Authorize the Directors to allot                     ISSUER            YES             FOR                  FOR

relevant securities

PROPOSAL #S.10: Authorize the Company to allot equity        ISSUER            YES             FOR                  FOR

 securities for cash

PROPOSAL #S.11: Authorize the Company to purchase a          ISSUER            YES             FOR                  FOR

maximum of 15 percent of its ordinary shares

PROPOSAL #S.12: Approve to allow general meetings              ISSUER            YES             FOR                  FOR

other than AGM to be held on 14 days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FORTIS BANK AS, ISTANBUL

  TICKER:                  N/A                 CUSIP:   M89202101

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and election of the Presidency          ISSUER             NO              N/A                  N/A

Board

PROPOSAL #2: Authorize the Presidency Board to sign          ISSUER             NO              N/A                  N/A

the minutes of the Meeting

PROPOSAL #3: Approve, concerning the activities and          ISSUER             NO              N/A                  N/A

accounts of 2009, the reading and deliberation of

the Board of Directors and the Auditors reports

PROPOSAL #4: Approve the deliberation and decision on        ISSUER             NO              N/A                  N/A

 the profit distribution of the year 2009

PROPOSAL #5: Receive the presentation of information         ISSUER             NO              N/A                  N/A

about the Profit  Distribution Policies

PROPOSAL #6: Approve of the assignments made                       ISSUER             NO              N/A                  N/A

according to the Turkish Commercial Code 315

PROPOSAL #7: Approve to absolve the Board of                       ISSUER             NO              N/A                  N/A

Directors and the Auditors

PROPOSAL #8: Approve to determine the salaries of the        ISSUER             NO              N/A                  N/A

 Board of Directors

PROPOSAL #9: Election of the Auditors and approve to         ISSUER             NO              N/A                  N/A

determine their salaries

PROPOSAL #10: Authorize the Board Members according          ISSUER             NO              N/A                  N/A

to the Articles 334 and 335 of the Turkish Commercial

PROPOSAL #11: Approve the information to the assembly        ISSUER             NO              N/A                  N/A

 about the money penalty

PROPOSAL #12: Approve the information to the Assembly        ISSUER             NO              N/A                  N/A

 about the Independent Auditing Company who will

Audit 2009 balance sheets and income statements

PROPOSAL #13: Approve the information to the Assembly        ISSUER             NO              N/A                  N/A

 about the Independent Auditing Company who will

Audit 2010 balance sheets and income statements

PROPOSAL #14: Authorize the Board Members to transfer        ISSUER             NO              N/A                  N/A

 the tax surplus to the extraordinary reserves

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FORTIS INC

  TICKER:                  N/A                 CUSIP:   349553107

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Peter E. Case as a                     ISSUER            YES             FOR                  FOR

Director in the Management Information

PROPOSAL #1.2: Election of Frank J. Crothers as a              ISSUER            YES             FOR                  FOR

Director in the Management Information

PROPOSAL #1.3: Election of Ida J. Goodreau as a                 ISSUER            YES             FOR                  FOR

Director in the Management Information

PROPOSAL #1.4: Election of Douglas J. Haughey as a            ISSUER            YES             FOR                  FOR

Director in the Management Information

PROPOSAL #1.5: Election of Geoffrey F. Hyland as a            ISSUER            YES             FOR                  FOR

Director in the Management Information

PROPOSAL #1.6: Election of H. Stanley Marshall as a          ISSUER            YES             FOR                  FOR

Director in the Management Information

PROPOSAL #1.7: Election of John S. McCallum as a                ISSUER            YES             FOR                  FOR

Director in the Management Information

PROPOSAL #1.8: Election of Harry McWatters as a                 ISSUER            YES             FOR                  FOR

Director in the Management Information

PROPOSAL #1.9: Election of Ronald D. Munkley as a              ISSUER            YES             FOR                  FOR

Director in the Management Information

PROPOSAL #1.10: Election of David G. Norris as a                ISSUER            YES             FOR                  FOR

Director in the Management Information

PROPOSAL #1.11: Election of Michael A. Pavey as a              ISSUER            YES             FOR                  FOR

Director in the Management Information

PROPOSAL #1.12: Election of Roy P. Rideout as a                 ISSUER            YES             FOR                  FOR

Director in the Management Information

PROPOSAL #2: Appointment of Auditors in the                        ISSUER            YES             FOR                  FOR

Management Information Circular dated 22 MAR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FORTUNE REAL ESTATE INVESTMENT TRUST

  TICKER:                  N/A                 CUSIP:   Y2616W104

  MEETING DATE:      9/11/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve, subject to and contingent              ISSUER            YES             FOR                  FOR

upon the passing of Resolution 2, the acquisition of

Metro Town by Fortune REIT through the acquisition of

 the entire issued share capital of Marvel Point

Investments Limited from Mcbride International

Limited and Natisone Investments Limited at the

purchase consideration described in the circular

dated 24 AUG 2009 issued by ARA Asset Management

[Singapore] Limited [in its capacity as manager of

Fortune REIT [the Manager] to holders of units in

Fortune REIT [the Circular]] and on the terms and

conditions as specified in the sale and purchase

agreement dated 24 AUG 2009 as entered into between

HSBC Institutional Trust Services [Singapore] Limited

 [in its capacity as the trustee of Fortune REIT [the

 Trustee], Mcbride International Limited and Natisone

 Investments Limited [and Cheung Kong [Holdings]

Limited [Cheung Kong] and Nan Fung Development

Limited as guarantors], and for payment of all fees

and expenses relating to the acquisition of Metro

Town [as described in the Circular], such acquisition

 being an 'interested person transaction' [as defined

 in the Listing Manual of Singapore Exchange

Securities Trading Limited, the 'Listing Manual'] as

well as an 'interested party transaction' [as defined

 in the Property Funds Guidelines of the Code on

Collective Investment Schemes issued by the Monetary

Authority of Singapore, the 'Property Funds

Guidelines'] [collectively, a 'Related Party

Transaction']; [b] subject to and contingent upon the

 passing of Resolution 2, for Fortune REIT to take

over the Related Tenancy and Licence Agreements [as

defined in the Circular] in relation to Metro Town

upon the completion of the acquisition of Metro Town;

 [c] subject to and contingent upon the passing of

Resolution 2, for Goodwell-Fortune Property Services

Limited [the 'Property Manager'], the existing

property manager of Fortune REIT, to manage Metro

Town on the completion of the acquisition of Metro

Town pursuant to and in accordance with the terms of

the existing property management agreement dated 07

JUL 2003 entered into by the Trustee, the Manager and

 the Property Manager, as further extended for a term

 of 5 years pursuant to an extension letter entered

into between the Property Manager, the Trustee and

the Manager dated 01 AUG 2008 [collectively, the

'Property Management Agreement']; and [d] authorize

the Manager, any Director of the Manager and the

Trustee, subject to and contingent upon the passing

of Resolution 2, to complete and do all such acts and

 things [including executing all such documents as

may be required] as the Manager, such director of the

 Manager or, as the case may be, the Trustee may

consider expedient or necessary or in the interests

of Fortune REIT to give effect to the acquisition of

Metro Town; the acquisition of Caribbean Bazaar [e]

subject to and contingent upon the passing of

Resolution 2, for the acquisition of Caribbean Bazaar

 by Fortune REIT from MTR Corporation Limited at the

purchase consideration described in the Circular and

PROPOSAL #O.2: Approve that, subject to and                        ISSUER            YES             FOR                  FOR

contingent upon the passing of Resolution 1 and the

conditions in the letter from the Securities Industry

 Council dated 12 AUG 2009 being fulfilled,

Unitholders, other than Cheung Kong, parties acting

in concert with it and parties which are not

independent of Cheung Kong, hereby [on a poll taken]

waive their rights to receive a mandatory offer from

Cheung Kong and parties acting in concert with it,

which includes: (a) Cheung Kong and its subsidiaries

[the Cheung Kong Subsidiaries] and Hutchison Whampoa

Limited [Hutchison] and its subsidiaries [the

Hutchison Subsidiaries] which hold either a direct or

 indirect interest in units in Fortune REIT [Units];

and (b) any one or more subsidiaries of Cheung Kong

and/or Hutchison [as the case may be] whether

existing or to be incorporated by Cheung Kong and/or

Hutchison [as the case may be], which will be

subscribing for Units issued under the underwritten

renounceable rights issue as specified in the

Circular issued by the Manager [the 'Rights Issue'

and the Units issued pursuant to the Rights Issue,

the Rights Units], for all the remaining issued Units

 not owned or controlled by Cheung Kong and parties

acting in concert with it, in the event that they

incur a mandatory bid obligation pursuant to Rule 14

of the Singapore Code on Takeovers and Mergers [the

Code] as a result of the acquisition by (a) the

Cheung Kong Subsidiaries and (b) the Hutchison

Subsidiaries of: (i) the Pro Rata Units [as defined

in the Circular]; (ii) the Commitment Rights Units

[as defined in the Circular]; and/or (iii) the

Aggregate Excess Rights Units [as defined in the

PROPOSAL #E.3: Amend Clause 5.1.4 of the Trust Deed          ISSUER            YES             FOR                  FOR

with the Trust Deed Amendment to Facilitate Equity

Fund Raisings [as specified in the Circular] in the

manner as specified; and authorize the Manager, any

Director of the Manager and the Trustee to complete

and do all such acts and things [including executing

all such documents as may be required] as the

Manager, such Director of the Manager or, as the case

 may be, the Trustee may consider expedient or

necessary or in the interests of Fortune REIT to give

 effect to the Trust Deed Amendment to Facilitate

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FORTUNE REAL ESTATE INVESTMENT TRUST

  TICKER:                  N/A                 CUSIP:   Y2616W104

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve, subject to and contingent              ISSUER            YES             FOR                  FOR

upon the passing of Resolution E.2, the listing of

all units on the Stock Exchange of Hong Kong [SEHK]

by way of introduction [the  Introduction] and all

matters relating thereto; and authorize ARA Asset

Management [Fortune] Limited, in its capacity as

Manager of Fortune REIT [the Manager], any Director

of the Manager and HSBC Institutional Trust Services

[Singapore] Limited in its capacity as Trustee of

Fortune REIT [the Trustee] to complete and do all

such acts and things [including executing all such

documents as may be required] as the Manager, such

Director of the Manager or, as the case may be, the

Trustee may consider expedient or necessary or in the

 interest of Fortune REIT to give effect to the

Introduction

PROPOSAL #E.2: Amend, subject to and contingent upon         ISSUER            YES             FOR                  FOR
the passing of Resolution O.1, the Trust Deed for the

 purposes of allowing Fortune REIT to comply with the

 relevant Hong Kong regulatory requirements including

 the Hong Kong REIT Code, as well as the Hong Kong

real estate investment trust regime in general and to

 provide for the dual primary listing on the SEHK, in

 the manner described in the unitholder's circular

dated 01 MAR 2010 issued by the Manager to holders of

 units in Fortune REIT [the Trust Deed Amendment];

and authorize the Manager, any Director of the

Manager and the Trustee to complete and do all such

acts and things [including executing all such

documents as may be required] as the Manager, such

Director of the Manager or, as the case may be, the

Trustee may consider expedient or necessary or in the

 interests of Fortune REIT to give effect to the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FORTUNE REAL ESTATE INVESTMENT TRUST

  TICKER:                  N/A                 CUSIP:   Y2616W104

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the report of HSBC            ISSUER            YES             FOR                  FOR

Institutional Trust Services [Singapore] Limited, as

trustee of Fortune REIT [the Trustee], the Statement

by ARA Asset Management (Fortune) Limited, as Manager

 of Fortune REIT [the Manager] and the audited

financial statements of fortune REIT for the YE 31

DEC 2009 together with the Auditors' report thereon

PROPOSAL #2.: Re-appoint Deloitte & Touche LLP as the        ISSUER            YES             FOR                  FOR

 Auditors of Fortune REIT and to hold office until

the conclusion of the next AGM of Fortune REIT and

authorize the Manager to fix their remuneration

PROPOSAL #3.: Authorize the Manager, to issue units          ISSUER            YES             FOR                  FOR

in Fortune REIT [Units] whether by way of rights,

bonus or otherwise; and/or, make or grant offers,

agreements or options [collectively, Instruments]

that might or would require Units to be issued,

including but not limited to the creation and issue

of [as well as adjustments to] securities, warrants,

debentures or other instruments convertible into

Units, at any time and upon such terms and conditions

 and for such purposes and to such persons as the

Manager may, in its absolute discretion deem fit; and

 (b) issue Units in pursuance of any instrument made

or granted by the Manager while this Resolution was

in force [notwithstanding that the authority

conferred by this Resolution may have ceased to be in

 force], the aggregate number of Units to be issued

pursuant to this Resolution [including Units to be

issued in pursuance of Instruments made or granted

pursuant to this Resolution]: i) [until 31 DEC 2010

or such later date as may be determined by Singapore

Exchange Securities Trading Limited [the SGX-ST] by

way of renounceable rights issues on a pro rata basis

 [such renounceable rights issues as authorized by

this sub-paragraph [A][i], Renounceable Rights

Issues] to holders of Units [Unitholders] shall not

exceed 100% of the total number of issued Units

[excluding treasury Units, if any] [as calculated in

accordance with sub-paragraph (C) below); and (ii) by

 way of unit issues other than Renounceable Rights

Issues [Other Unit Issues] shall not exceed 50% of

the total number of issued Units [excluding treasury

Units, if any] [as calculated in accordance with

subparagraph (C) below] of which the aggregate number

 of Units to be issued other than on a pro rata basis

 to Unitholders shall not exceed 20% of the total

number of issued Units [excluding treasury Units, if

any] [as calculated in accordance with sub-paragraph

(C) below]; the Units to be issued under the

renounceable rights issues and other unit issues

shall not, in aggregate, exceed 100% of the total

number of issued Units [excluding treasury units, if

any] [as calculated in accordance with sub-paragraph

(C) below); (C) subject to such manner of calculation

 as may be prescribed by the SGX-ST for the purpose

of determining the aggregate number of Units that may

 be issued under sub-paragraphs (A) and (B) above,

the total number of issued Units [excluding treasury

Units, if any] shall be based on the total number of

issued Units [excluding treasury Units, if any] at

the time this resolution is passed, after adjusting

for any new Units arising from the conversion or

exercise of any Instruments which are outstanding at

the time this resolution is passed; and [ii] any

subsequent bonus issue, consolidation or subdivision

of Units; (D) in exercising the authority conferred

by this resolution, the Manager shall comply with the

 provisions of the Listing Manual of the SGX-ST for

the time being in force [unless such compliance has

been waived by the SGX-ST] and the trust deed

PROPOSAL #4.: Authorize the Manager to fix the issue         ISSUER            YES             FOR                  FOR

price for Units that may be issued by way of

placement pursuant to the 20% sub-limit for Other

Unit Issues on a non pro rata basis referred to in

resolution 3 above, at a discount exceeding 10% but

not more than 20% of the price as determined in

accordance with the Listing Manual of the SGX-ST,

until 31 DEC 2010 or such later date as may be

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FORZANI GROUP LTD

  TICKER:                  N/A                 CUSIP:   349907105

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Albrecht W. A. Bellstedt          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #1.2: Election of Roman Doroniuk as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of Henri Drouin as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Election of John M. Forzani as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of Donald E. Gass as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of Jay A. J. Peters as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of Robert Sartor as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Election of Paul S. Walters as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Re-appointment of Ernst and Young LLP,          ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Auditors of the

Corporation for the EY and authorize the Directors to

 fix their remuneration

PROPOSAL #3: Approve the resolution described in                ISSUER            YES             FOR                  FOR

Schedule 'A' the Corporations information circular

dated 07 MAY 2010, authorizing the replenishment of

the number of class 'A' Shares of the Corporation

available for reserve under the Corporations Stock

Option Plan

PROPOSAL #4: Approve the resolution described in                ISSUER            YES             FOR                  FOR

Schedule 'B' the Corporations information circular

dated 07 MAY 2010, ratify and approve a conditional

grant of options to certain officers of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FOSTER ELECTRIC COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J13650106

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FOURLIS HOLDING SA

  TICKER:                  N/A                 CUSIP:   X29966177

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and            ISSUER             NO              N/A                  N/A

the consolidated financial statements figures and

information together with the annual financial report

 thereon prepared by the Board of Directors and the

Chartered Accountants Auditors for the FY 01 JAN 2009

 and 31 DEC 2009

PROPOSAL #2.: Approve the dividend payable to                     ISSUER             NO              N/A                  N/A

shareholders from Company profits for the FY 01 JAN

2009 and 31 DEC 2009

PROPOSAL #3.: Grant discharge of the members of the          ISSUER             NO              N/A                  N/A

Board of Directors and the Chartered Accountants

Auditors from any liability for compensation with

regard to the Financial Statements and the

administration of the Company or with regard to the

consolidated Financial Statements of the Company

during the FY 01 JAN 2009 and 31 DEC 2009

PROPOSAL #4.: Election of ordinary and substitute              ISSUER             NO              N/A                  N/A

Chartered Accountants Auditors to audit the financial

 statements for the FY 01 JAN 2010 and 31 DEC 2010

and to audit the consolidated financial statements

for the same FY and approve to determine their

PROPOSAL #5.: Approve the members of the Board of              ISSUER             NO              N/A                  N/A

Directors remuneration for the FY 01 JAN 2009 and 31

DEC 2009 and preliminary approval of members of the

Board of Director remuneration for the FY 01 JAN 2010

 and 31 DEC 2010

PROPOSAL #6.: Approve the share buy back approval and        ISSUER             NO              N/A                  N/A

 more specifically buy back of 2.547.646 shares or 5

of the share capital in a period of 24 months

following the approval, with minimum purchasing share

 price Euro 1,00 and maximum purchasing share price

20 Euros according to Article 16 L.2190/1920

PROPOSAL #7.: Miscellaneous issues and announcements         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FP CORPORATION

  TICKER:                  N/A                 CUSIP:   J13671102

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.18: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.19: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FRANCO NEV CORP

  TICKER:                  N/A                 CUSIP:   351858105

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Pierre Lassonde as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Election of David Harquail as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of Derek W. Evans as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of Graham Farquharson as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of Louis Gignac as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Election of Randall Oliphant as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of David R. Peterson as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Appointment of PricewaterhouseCoopers            ISSUER            YES             FOR                  FOR

LLP, Chartered Accountants, as the Auditors of the

Corporation for the ensuing year and authorize the

Directors to fix their remuneration

PROPOSAL #3: Approve the Corporation's share                       ISSUER            YES             FOR                  FOR

compensation plan

PROPOSAL #4: Approve the Corporation's approach to            ISSUER            YES             FOR                  FOR

Executive compensation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FRASERS COMMERCIAL TRUST

  TICKER:                  N/A                 CUSIP:   Y0034T109

  MEETING DATE:      1/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the report of the                ISSUER            YES             FOR                  FOR

Trustee, the statement by the Manager and the audited

 financial statements of Frasers Commercial Trust

FCOT  for the period from 01 JAN 2009 to 30 SEP 2009

PROPOSAL #2: Re-appoint KPMG LLP as the Auditors of          ISSUER            YES             FOR                  FOR

FCOT and to hold office until conclusion of the next

AGM and authorize Frasers Centrepoint Asset

Management  Commercial  Ltd., as the Manager of FCOT

 the Manager , to fix their remuneration

PROPOSAL #3: Authorize the Manager to:  a  i) issue          ISSUER            YES             FOR                  FOR

units in FCOT  Units  whether by way of rights, bonus

 or otherwise; and/or ii) make or grant offers,

agreements or options  collectively, instruments

that might or would require units to be issued,

including but not limited to the creation and issue

of  as well as adjustments to  securities, warrants,

debentures or other instruments convertible into

units, at any time and upon such terms and conditions

 and for such purposes and to such persons as the

Manager may in its absolute discretion deem fit; and

 b  issue units in pursuance of any instrument made

or granted by the Manager while this Resolution was

in force  notwithstanding that the authority

conferred by this Resolution may have ceased to be in

 force , provided that: CONTD

PROPOSAL #4: Authorize the Manager, contingent on the        ISSUER            YES             FOR                  FOR

 passing of Resolution 3, to fix the issue price for

units that may be issued by way of placement pursuant

 to the 20% sub-limit for other unit issues on a non

pro rata basis referred to in Resolution 3, at a

discount exceeding 10% but not more than 20% of the

price as determined in accordance with the Listing

Manual of the SGX-ST, until 31 DEC 2010 or such later

 date as may be determined by the SGX-ST

PROPOSAL #5: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FRED.OLSEN ENERGY ASA, OSLO

  TICKER:                  N/A                 CUSIP:   R25663106

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the AGM by the Chairman of            ISSUER            YES             FOR                  FOR

the Board

PROPOSAL #2: Election of the Chairman for the meeting        ISSUER            YES             FOR                  FOR

 and one shareholder to sign the Minutes together

with the Chairman and approve the notice of the

meeting and the agenda

PROPOSAL #3: Receive the Directors' report and the            ISSUER            YES             FOR                  FOR

annual accounts for 2009 for Fred. Olsen Energy ASA

parent Company and consolidated, hereunder the

Board's proposal on dividend

PROPOSAL #4: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

increase the share capital of the Company

PROPOSAL #5: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

purchase the Company's own shares

PROPOSAL #6: Approve the statement by the Board of            ISSUER            YES             FOR                  FOR

Directors on the remuneration of the Senior Management

PROPOSAL #7: Approve the stipulation of Board of                ISSUER            YES         AGAINST           AGAINST

Directors' fees

PROPOSAL #8: Approve the stipulation of Auditor's fee        ISSUER            YES             FOR                  FOR

PROPOSAL #9: Re-elect Oivin Fjeldstad as a Board                ISSUER            YES         AGAINST           AGAINST

Member and Stephen Knudtzon as a Deputy Board

Director for a 2 year period

PROPOSAL #10: Amend the Articles of Association                  ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FREENET AG, BUEDELSDORF

  TICKER:                  N/A                 CUSIP:   D3689Q118

  MEETING DATE:      7/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2008 FY with the

 report of the Supervisory Board, the group financial

 statements and annual report, and the report

pursuant to Sections 289(4) and 315(4) of the German

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER             NO              N/A                  N/A

distributable profit of EUR 386,799,258.50 as

follows: The distributable profit shall be carried

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER             NO              N/A                  N/A

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2009            ISSUER             NO              N/A                  N/A

FY: PricewaterhouseCoopers AG, Frankfurt

PROPOSAL #6.A: Election to the Supervisory Board: Dr.        ISSUER             NO              N/A                  N/A

 Christof Aha

PROPOSAL #6.B: Election to the Supervisory Board: Dr.        ISSUER             NO              N/A                  N/A

 Arnold Bahlmann

PROPOSAL #6.C: Election to the Supervisory Board: Mr.        ISSUER             NO              N/A                  N/A

 Maarten Henderson

PROPOSAL #6.D: Election to the Supervisory Board: Mr.        ISSUER             NO              N/A                  N/A

 Achim Weiss

PROPOSAL #7.: Authorization to acquire own shares the        ISSUER             NO              N/A                  N/A

 Company shall be authorized to acquire own shares of

 up to 10 % of its share capital, at prices not

deviating more than 15 % from the market price of the

 shares, on or before 6 JAN 2011 the Board of

Managing Directors shall be authorized to dispose of

the shares in a manner other than the stock exchange

or a rights offering if the shares are sold at a

price not materially below their market price, to use

 the shares for acquisition purposes or for the

fulfillment of option or conversion rights, to issue

the shares to employees, as well as to retire the

PROPOSAL #8.: Authorization to use derivatives for            ISSUER             NO              N/A                  N/A

the acquisition of own shares In connection with item

 7, the Company may use call or put options for the

acquisition of own shares, limited to 5 % of the

share capital

PROPOSAL #9.: Resolution on the creation of further          ISSUER             NO              N/A                  N/A

authorized capital, and the Correspondent Amendments

to the Articles of Association the Board of Managing

Directors shall be authorized, with the consent of

the Supervisory Board, to increase the share capital

by up to EUR 20,000,000 through the issue of new

bearer shares against payment in cash and/or kind, on

 or before 6 JUL 2014 [authorized capital 2009] the

Board of Managing Directors shall be authorized to

decide upon the exclusion of shareholders

PROPOSAL #10.: Resolution on the authorization to              ISSUER             NO              N/A                  N/A

issue convertible and/or warrant bonds, the creation

of new contingent capital, and the Correspondent

Amendment to the Articles of Association the Board of

 Managing Directors shall be authorized, with the

consent of the Supervisory Board, to issue bonds of

up to EUR 450,000,000, having an indefinite term and

confer ring a conversion or option right for shares

of the Company on or before July 06, 2014

Shareholders shall be granted subscription rights,

except for the issue of bonds at a price not

materially below their theoretical market value, for

residual amounts, and in order to grant subscription

rights to holders of conversion or option rights the

share capital shall be increased accordingly by up to

 EUR 15,000,000 through the issue of new ordinary

shares, insofar as conversion or option rights are

exercised [contingent capital 2009]

PROPOSAL #11.: Approval of the profit transfer                   ISSUER             NO              N/A                  N/A

agreement with the Company's direct, wholly owned

subsidiary Freenet.De GmbH

PROPOSAL #12.: Amendments to the Articles of                       ISSUER             NO              N/A                  N/A

Association in connection with the Shareholder Rights

 Directive Implementation Law [ARUG] Section 14 shall

 be amended in respect of shareholders being able to

participate in and vote at shareholders meetings by

way of electronic communication, and the Company

being authorized to transmit the shareholders meeting

 by audiovisual means Section 15 shall be amended in

respect of shareholders being entitled to vote by mail

PROPOSAL #13.: Further amendment to the Articles of          ISSUER             NO              N/A                  N/A

Association in connection with ARUG Section 13(3)

shall be deleted

PROPOSAL #14.: Further amendment to the Articles of          ISSUER             NO              N/A                  N/A

Association in connection with ARUG Section 15 shall

be amended in respect of shareholders issuing proxy

voting instructions in textual form

PROPOSAL #15.: Further amendment to the Articles of          ISSUER             NO              N/A                  N/A

Association Section 16(2) shall be deleted

PROPOSAL #16.: Further amendment to the Articles of          ISSUER             NO              N/A                  N/A

association Section 2 shall be amended in respect of

the Company concentrating its business on one or more

 of the areas listed as its object, in accordance

with market conditions

PROPOSAL #17.: Resolution on the conversion of the            ISSUER             NO              N/A                  N/A

Company's shares from bearer to registered shares,

and the Correspondent Amendments to the Articles of

Association

PROPOSAL #18.: Resolution on the adjustment of the            ISSUER             NO              N/A                  N/A

Supervisory Board remuneration, and the Correspondent

 Amendment to the Articles of Association As of 1 JAN

 2009, the members of the Supervisory Board shall

receive a fixed annual remuneration of EUR 30,000 the

 chairman shall receive twice, and the deputy

chairman one and a half times, the amount

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FREEWORLD COATINGS LTD

  TICKER:                  N/A                 CUSIP:   S3076D104

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve [with or without modification]         ISSUER            YES             FOR                  FOR

a scheme of arrangement [scheme] in terms of Section

311 of the Companies Act [Act 61 of 1973], as amended

 [Companies Act], by Saphirefield, a wholly-owned

subsidiary of VVT infrastructure investments, between

 the applicant and its Members [other than VVT

infrastructure investments and Saphirefield]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FREIGHTWAYS LTD

  TICKER:                  N/A                 CUSIP:   Q3956J108

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Sir William Birch as a                     ISSUER            YES             FOR                  FOR

Director of Freightways

PROPOSAL #2.: Re-elect Sue Sheldon as a Director of          ISSUER            YES             FOR                  FOR

Freightways

PROPOSAL #3.: Elect Roger Corcoran as a Director of          ISSUER            YES             FOR                  FOR

Freightways

PROPOSAL #4.: Elect Kim Ellis as a Director of                   ISSUER            YES             FOR                  FOR

Freightways

PROPOSAL #5.: Approve to record the reappointment of         ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditors of the Company

 and authorize the Directors to fix the Auditors'

remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FRIGOGLASS SA, ATHENS

  TICKER:                  N/A                 CUSIP:   X3031A108

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Management report by the              ISSUER             NO              N/A                  N/A

Board of Directors and of the audit certificate of

the Company's Chartered Auditor accountant on the

Company's financial statements and activities for FY

2009

PROPOSAL #2: Approve the Company'S annual financial          ISSUER             NO              N/A                  N/A

statements for FY 2009, including the respective

Board of Directors report and the audit certificate

of the Company's Chartered Auditor accountant

PROPOSAL #3: Approve the distribution of profits                ISSUER             NO              N/A                  N/A

dividend for the FY 2009

PROPOSAL #4: Approve to release of the Members of the        ISSUER             NO              N/A                  N/A

 Board of Directors and of the Auditors of the

company from any liability for their activity during

the FY 2009

PROPOSAL #5: Approve the remuneration of the members         ISSUER             NO              N/A                  N/A

of the Board of Directors for their participation in

the meetings of the Board of Directors and their

services to the company for the FY 2009 and pre

approval of remuneration for the FY 2010

PROPOSAL #6: Election of statutory auditors for the          ISSUER             NO              N/A                  N/A

FY 2010 and determination of their

PROPOSAL #7: Approve the introduction of a Stock                ISSUER             NO              N/A                  N/A

Option Plan for the Board members and the employees

of the Company and of its affiliates, according to

paragraph 13 of Article 13 of the law 2190.20 and

granting of respective authorizations to the Board of

 Directors according to Paragraph 14 of the above

Article

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FRONTEER DEV GROUP INC

  TICKER:                  N/A                 CUSIP:   35903Q106

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of Oliver Lennox-King as a                ISSUER            YES             FOR                  FOR

Director of the Corporation for the

PROPOSAL #2: Election of Mark O'Dea as a Director of         ISSUER            YES             FOR                  FOR

the Corporation for the ensuing year

PROPOSAL #3: Election of George Bell as a Director of        ISSUER            YES         AGAINST           AGAINST

 the Corporation for the ensuing year

PROPOSAL #4: Election of Lyle Hepburn as a Director f        ISSUER            YES             FOR                  FOR

 the Corporation for the ensuing year

PROPOSAL #5: Election of Donald McInnes as a Director        ISSUER            YES         AGAINST           AGAINST

 of the Corporation for the ensuing

PROPOSAL #6: Election of Jo Mark Zurel as a Director         ISSUER            YES         AGAINST           AGAINST

of the Corporation for the ensuing

PROPOSAL #7: Election of Scott Hand as a Director of         ISSUER            YES         AGAINST           AGAINST

the Corporation for the ensuing year

PROPOSAL #8: Appointment of PricewaterhouseCoopers            ISSUER            YES             FOR                  FOR

LLP, as the Auditors of the Corporation

PROPOSAL #9: Approve and adopt the Corporation's                ISSUER            YES         AGAINST           AGAINST

amended and restated rolling stock option plan and,

in particular, confirm the granting of unallocated

options pursuant to such Plan up to an aggregate of

10% of the common shares of the Corporation issued

and outstanding from time to time and approving the

amendments to be given effect in such plan

PROPOSAL #S.10: Authorize the Board of Directors of          ISSUER            YES             FOR                  FOR

the Corporation (the Board) to amend the

Corporation's Articles to effect the change of name

of the Corporation to Fronteer Gold Inc., or such

other name as may be accepted by the relevant

regulatory authorities and approved of by the Board

PROPOSAL #11: Any other matter                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FRONTLINE LTD

  TICKER:                  N/A                 CUSIP:   G3682E127

  MEETING DATE:      9/25/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to set the maximum number of            ISSUER            YES             FOR                  FOR

Directors to be not more than 8

PROPOSAL #2.: Approve to resolve that vacancies in            ISSUER            YES             FOR                  FOR

the number of Directors be designated casual

vacancies and authorize the Board of Directors to

fill such casual vacancies as and when it deems fit

PROPOSAL #3.: Re-elect Mr. John Fredriksen as a                 ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #4.: Re-elect Mrs. Kate Blankenship as a              ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #5.: Re-elect Mr. Frixos Savvides as a                 ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #6.: Re-elect Ms. Kathrine Fredriksen as a          ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #7.: Appoint PricewaterhouseCoopers DA of            ISSUER            YES             FOR                  FOR

Oslo, Norway as the Auditors and authorize the

Directors to determine their remuneration

PROPOSAL #8.: Approve the remuneration of the                     ISSUER            YES             FOR                  FOR

Company's Board of Directors of a total amount of

fees not to exceed USD 400,000 for the YE 31 DEC 2009

PROPOSAL #9.: Transact other such business                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #10.: Approve the Share Option Plan [the              ISSUER            YES         AGAINST           AGAINST

plan] the rules of which will offer eligible persons

the right [but not obligation] to subscribe for

shares in the Company [an Option] at a fixed at the

date of granting the option in accordance with the

terms of plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FRUTAROM INDS LTD

  TICKER:                  N/A                 CUSIP:   M4692H103

  MEETING DATE:      1/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements for            ISSUER            YES             FOR                  FOR

2008

PROPOSAL #2.1: Re-appoint J. Ferber as an Officiating        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #2.2: Re-appoint M. Ferber as an Officiating        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #2.3: Re-appoint J. Oram as an Officiating          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.4: Re-appoint H. Abderhalden as an                   ISSUER            YES             FOR                  FOR

Officiating Director

PROPOSAL #3.: Appoint the Accountant-Auditors for              ISSUER            YES             FOR                  FOR

2009 and authorize the Board to fix their fees

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUCHS PETROLUB AG, MANNHEIM

  TICKER:                  N/A                 CUSIP:   D27462122

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 financial

with the report of the Supervisor Board, the group

financial statements and group annual report as well

as the report by the Board of Managing Directors

pursuant to Section 289[4] and 315[4] of the German

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER             NO              N/A                  N/A

distribution profit of EUR 109,945,989,17 for the

payment of dividend of EUR 1.64 per ordinary share

payment of a dividend of EUR 1.70 per preference

share of EUR 70,433,789.17 shall be carried forward

ex-dividend and payable date 06 MAY 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER             NO              N/A                  N/A

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #5.: Acquisition of own shares; the Company         ISSUER             NO              N/A                  N/A

shall be authorized to acquire own shares of up to

10% of its share capital, at price not deviating more

 than 10% from the market price, on or before 04 MAY

2015. the Board shall be authorized to dispose of the

 shares in a manner other than the stock exchange or

an offer to all shareholders if the shares are sold

at a price not materially below their market price,

and to retire the shares

PROPOSAL #6.1: Election of Juergen Strube to the                ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #6.2: Election of Manfred Fuchs to the                 ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #6.3: Election of Bernd Gottschalk to the            ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #6.4: Election of Erhard Schipporeit to the         ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #7.a: Amendments to the Articles of                       ISSUER             NO              N/A                  N/A

Association in connection with the Shareholder Rights

 Directive Implementation Law [ARUG] Section 4, in

respect of Company announce-ments being published in

 the electronic federal gazette

PROPOSAL #7.b: Amendments to the Articles of                       ISSUER             NO              N/A                  N/A

Association in connection with the Shareholder Rights

 Directive Implementation Law [ARUG] Section 5(4), in

 respect of the revocation of the contingent capital

PROPOSAL #7.c: Amendments to the Articles of                       ISSUER             NO              N/A                  N/A

Association in connection with the Shareholder Rights

 Directive Implementation Law [ARUG] Sections 7 and

8, in respect of the revoca-tion of the provision

dealing with substitute Members of the Board of

Managing Directors

PROPOSAL #7.d: Amendments to the Articles of                       ISSUER             NO              N/A                  N/A

Association in connection with the Shareholder Rights

 Directive Implementation Law [ARUG] Section 17, in

respect of shareholder meet-ings being called at

least 36 days in advance

PROPOSAL #7.e: Amendments to the Articles of                       ISSUER             NO              N/A                  N/A

Association in connection with the Shareholder Rights

 Directive Implementation Law [ARUG] Section 18(1),

in respect of shareholders registering for

participation in shareholder meetings at least six

PROPOSAL #7.f: Amendments to the Articles of                       ISSUER             NO              N/A                  N/A

Association in connection with the Shareholder Rights

 Directive Implementation Law [ARUG] Section 18(3),

in respect of shareholders providing evidence of

shareholding as per the 21st day prior to the

shareholder meeting

PROPOSAL #7.g: Amendments to the Articles of                       ISSUER             NO              N/A                  N/A

Association in connection with the Shareholder Rights

 Directive Implementation Law [ARUG] Section 18(4),

in respect of proxy voting instructions being issue

d in textual form, and revocation of Sections 18(5)

and 18(6)

PROPOSAL #7.h: Amendments to the Articles of                       ISSUER             NO              N/A                  N/A

Association in connection with the Shareholder Rights

 Directive Implementation Law [ARUG] Section 20(3),

in respect of the audiovisual transmission of the

shareholder meeting, and revocation of section 16(2)

in this regard

PROPOSAL #8.: Appointment of the KPMG AG, Mannheim as        ISSUER             NO              N/A                  N/A

 the Auditors for the 2010 FY

PROPOSAL #9.: Approve the remuneration system for the        ISSUER             NO              N/A                  N/A

 Board of Managing Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUCHS PETROLUB AG, MANNHEIM

  TICKER:                  N/A                 CUSIP:   D27462130

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 financial

with the report of the Supervisory Board, the Group

financial statements and Group annual report as well

as the report by the Board of Managing Directors

pursuant to Sections 289(4) and 315(4) of the German

Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 109,945,989,17 as

follows: payment of a dividend of EUR 1.64 per

ordinary share payment of a dividend of EUR 1.70 per

preference share EUR 70,433,789.17 shall be carried

forward ex-dividend and payable date: 06 MAY 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Acquisition of own shares the Company          ISSUER            YES             FOR                  FOR

shall be authorized to acquire own shares of up to

10% of its share capital, at prices not deviating

more than 10% from the market price, on or before 04

MAY 2015, the Board of Managing Directors shall be

authorized to dispose of the shares in a manner other

 than the Stock Exchange or an offer to all

shareholders if the shares are sold at a price not

materially below their market price, and to retire

the shares

PROPOSAL #6.1: Elections to the Supervisory Board:            ISSUER            YES             FOR                  FOR

Juergen Strube

PROPOSAL #6.2: Elections to the Supervisory Board:            ISSUER            YES             FOR                  FOR

Manfred Fuchs

PROPOSAL #6.3: Elections to the Supervisory Board:            ISSUER            YES             FOR                  FOR

Bernd Gottschalk

PROPOSAL #6.4: Elections to the Supervisory Board:            ISSUER            YES             FOR                  FOR

Erhard Schipporeit

PROPOSAL #7.a: Amendments to the Articles of                       ISSUER            YES             FOR                  FOR

Association in connection with the Shareholder Rights

 Directive Implementation Law (ARUG): Section 4, in

respect of Company announcements being published in

the Electronic Federal Gazette

PROPOSAL #7.b: Amendments to the Articles of                       ISSUER            YES             FOR                  FOR

Association in connection with the Shareholder Rights

 Directive Implementation Law (ARUG): Section 5(4),

in respect of the revocation of the contingent capital

PROPOSAL #7.c: Amendments to the Articles of                       ISSUER            YES             FOR                  FOR

Association in connection with the Shareholder Rights

 Directive Implementation Law (ARUG): Sections 7 and

8, in respect of the revocation of the provision

dealing with substitute members of the Board of

Managing Directors

PROPOSAL #7.d: Amendments to the Articles of                       ISSUER            YES             FOR                  FOR

Association in connection with the Shareholder Rights

 Directive Implementation Law (ARUG): Section 17, in

respect of shareholder meetings being called at least

 36 days in advance

PROPOSAL #7.e: Amendments to the Articles of                       ISSUER            YES             FOR                  FOR

Association in connection with the Shareholder Rights

 Directive Implementation Law (ARUG): Section 18(1),

in respect of shareholders registering for

participation in shareholder meetings at least six

PROPOSAL #7.f: Amendments to the Articles of                       ISSUER            YES             FOR                  FOR

Association in connection with the Shareholder Rights

 Directive Implementation Law (ARUG): Section 18(3),

in respect of shareholders providing evidence of

shareholding as per the 21st day prior to the

shareholder meeting

PROPOSAL #7.g: Amendments to the Articles of                       ISSUER            YES             FOR                  FOR

Association in connection with the Shareholder Rights

 Directive Implementation Law (ARUG): Section 18(4),

in respect of proxy voting instructions being issue D

 in textual form, and revocation of Sections 18(5)

and 18(6)

PROPOSAL #7.h: Amendments to the Articles of                       ISSUER            YES             FOR                  FOR

Association in connection with the Shareholder Rights

 Directive Implementation Law (ARUG): Section 20(3),

in respect of the audiovisual transmission of the

shareholder meeting, and revocation of Section 16(2)

in this regard

PROPOSAL #8.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: KPMG AG, Mann Heim

PROPOSAL #9.: Approval of the Remuneration System for        ISSUER            YES         AGAINST           AGAINST

 the Board of Managing Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUFENG GROUP LTD

  TICKER:                  N/A                 CUSIP:   G36844101

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive, consider and adopt the audited         ISSUER            YES             FOR                  FOR

consolidated financial statements of the Company and

its subsidiaries and the reports of the Directors of

the Company (the Directors) and of the Auditor of the

 Company for the YE 31 DEC 2009

PROPOSAL #2: Approve a final dividend of HKD15 cents         ISSUER            YES             FOR                  FOR

per share of the Company for the YE31 DEC 2009

PROPOSAL #3.1: Re-elect Mr. Li Xuechun as a Executive        ISSUER            YES         AGAINST           AGAINST

 Director

PROPOSAL #3.2: Re-elect Mr. Feng Zhenquan as a                   ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #3.3: Re-elect Mr. Xu Guohua as a Executive         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.4: Re-elect Mr. Li Deheng as a Executive         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.5: Re-elect Mr. Li Guangyu as a Executive        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.6: Authorize the Directors to fix the              ISSUER            YES             FOR                  FOR

remuneration of the re-elected Directors

PROPOSAL #4: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditor of the Company and authorize the Board of

Directors to fix its remuneration

PROPOSAL #5.A: Authorize the Directors to issue                 ISSUER            YES             FOR                  FOR

shares of the Company

PROPOSAL #5.B: Authorize the Directors to repurchase         ISSUER            YES             FOR                  FOR

shares of the Company

PROPOSAL #5.C: Approve to extend the general mandate         ISSUER            YES             FOR                  FOR

to issue shares by adding repurchased shares thereto

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUJI CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J13986104

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUJI OIL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J14994107

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Renewal of Anti-Takeover Defense        ISSUER            YES         AGAINST           AGAINST

 Measures

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUJI SEAL INTERNATIONAL,INC.

  TICKER:                  N/A                 CUSIP:   J15183106

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUJI SOFT INCORPORATED

  TICKER:                  N/A                 CUSIP:   J1528D102

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve Provision of Retirement                     ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUJIMI INCORPORATED

  TICKER:                  N/A                 CUSIP:   J1497L101

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Renewal of Anti-Takeover Defense        ISSUER            YES         AGAINST           AGAINST

 Measures

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUJIMORI KOGYO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J14984108

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Change Company's                ISSUER            YES             FOR                  FOR

Location to SHINJUKU

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Approve Revisions to Remunerations                 ISSUER            YES         AGAINST           AGAINST

including Stock Options for Directors and Corporate

Auditors, Allow Board to Authorize Use of Stock

Option Plan for Directors and Corporate Auditors

PROPOSAL #6: Approve Payment of Accrued Benefits                ISSUER            YES         AGAINST           AGAINST

associated with Abolition of Retirement Benefit

System for Current Directors and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUJITA KANKO INC.

  TICKER:                  N/A                 CUSIP:   J15351109

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Substitute Corporate Auditor           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUJITEC CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J15414113

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint Accounting Auditors                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Renewal of Anti-Takeover Defense        ISSUER            YES         AGAINST           AGAINST

 Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUJITSU GENERAL LIMITED

  TICKER:                  N/A                 CUSIP:   J15624109

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Approve Payment of Bonuses to Corporate         ISSUER            YES             FOR                  FOR

Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUJIYA CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J15792104

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Reduction of Legal Reserve,                ISSUER            YES             FOR                  FOR

Approve Appropriation of Profits

PROPOSAL #2: Amend Articles to: Change Fiscal Year            ISSUER            YES             FOR                  FOR

End to 12/31

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FURUKAWA CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J16422131

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FURUKAWA-SKY ALUMINUM CORP.

  TICKER:                  N/A                 CUSIP:   J1746Z109

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.4: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUSHAN INTERNATIONAL ENERGY GROUP LTD

  TICKER:                  N/A                 CUSIP:   Y2677L104

  MEETING DATE:      9/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company         ISSUER            YES         AGAINST           AGAINST

to allot, issue or otherwise deal with additional

shares of the Company ['Shares'] or securities

convertible into Shares, options, warrants or similar

 rights to subscribe for any Shares, and to make or

grant offers, agreements, options and rights of

exchange or conversion which might require the

exercise of such powers, shall not in total exceed

20% of the aggregate nominal amount of the share

capital of the Company otherwise than pursuant to: i)

 a Rights Issue [as specified]; ii) the exercise of

the rights of subscription or conversion attaching to

 any warrants issued by the Company or any securities

 which are convertible into Shares; (iii) the

exercise of any option scheme or similar arrangement

for the time being adopted for the grant or issue to

eligible persons of Shares or rights to acquire

Shares; or (iv) any scrip dividend or similar

arrangement providing for the allotment of Shares in

lieu of the whole or part of a dividend on Shares

pursuant to the Articles of Association of the

Company from time to time; [Authority expires the

earlier of the conclusion of the next AGM of the

Company or the expiration of the period within which

the next AGM of the Company is required by the

Articles of the Company or the Companies Ordinance

[Chapter 32 of the Law of Hong Kong] to be held]

PROPOSAL #2.: Approve to increase the authorized                ISSUER            YES         AGAINST           AGAINST

share capital of the Company from HKD 500,000,000 to

HKD 1,000,000,000 by the creation of additional

5,000,000,000 unissued Shares to rank pari passu in

all respects with the existing shares in the capital

of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUSHAN INTERNATIONAL ENERGY GROUP LTD

  TICKER:                  N/A                 CUSIP:   Y2677L104

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify an Agreement dated          ISSUER            YES             FOR                  FOR

22 SEP 2009 [the First Agreement] entered into

between the Company, Sky Choice International Limited

 [Sky Choice] and Shougang Concord International

Enterprises Limited pursuant to which the Company has

 agreed to purchase from Sky Choice 154,166,874

shares of Mount Gibson Iron Limited at a

consideration of HKD 1,188,531,169, which will be

satisfied in full by the allotment and issue of

213,918,497 news shares [the First Consideration

Shares] by the Company to Sky Choice [or its

nominees] at an issue price of HKD 5.556 per First

Consideration Share, as specified; approve,

conditional upon the Listing Committee of The Stock

Exchange of Hong Kong Limited granting the listing

of, and the permission to deal in, the First

Consideration Shares, the allotment and issue of the

First Consideration Shares to Sky Choice [or its

nominees] at an issue price of HKD 5.556 per First

Consideration Share to satisfy the consideration for

the First Agreement; and authorize any 1 Director of

the Company, or any 2 Directors of the Company if the

 affixation of the common seal is necessary, for and

on behalf of the Company to execute all such other

documents, instruments and agreements and to do all

such acts or things deemed by him/them to be

incidental to, ancillary to or in connection with the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUSHAN INTERNATIONAL ENERGY GROUP LTD

  TICKER:                  N/A                 CUSIP:   Y2677L104

  MEETING DATE:      11/13/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the revised supply          ISSUER            YES             FOR                  FOR

contract dated 06 OCT 2009 [the Second Revised Supply

 Contract] entered into between Shanxi Liulin Xingwu

Coalmine Company Limited [PRC Subsidiary A], Shanxi

Liulin Jinjiazhuang Coal Company Limited [PRC

Subsidiary B], Shanxi Liulin Zhaiyadi Coal Company

Limited [PRC Subsidiary C] [together known as PRC

Subsidiaries] and Mr. Xing Libin and his associates,

a copy of the Second Revised Supply Contract is

tabled at the meeting and marked A and initialled by

the chairman of the meeting for identification

purpose; [b] the cap amounts in respect of the Second

 Revised Supply Contract as specified in the circular

 of the Company dated 28 OCT 2009 [the Circular] for

each of the 2 FYE 31 DEC 2010; and c] authorize any 1

 Director of the Company, or any 2 Directors of the

Company if the affixation of the common seal is

necessary and if and where required, for and on

behalf of the Company to execute all such other

documents, instruments and agreements and to do all

such acts or things deemed by him/them to be

incidental to, ancillary to or in connection with the

 matters contemplated in the Second Revised Supply

Contract and to give effect to the Second Revised

PROPOSAL #2.: Approve and ratify the contract dated          ISSUER            YES             FOR                  FOR

06 OCT 2009 [the Intra-group Advances Master

Contract] entered into among the PRC Subsidiaries

pursuant to which the PRC Subsidiaries agreed that

each of the PRC Subsidiaries will make unsecured and

interest-free advances to one another [excluding the

provision of advances by [i] PRC Subsidiary A to PRC

Subsidiary C; and [ii] PRC Subsidiary B to PRC

Subsidiary C] for a term commencing on the effective

date of the Intra-group Advances Master Contract and

ending on 31 DEC 2010, a copy of the Intra-group

Advances Master Contract is tabled at the meeting and

 marked B and initialled by the chairman of the

meeting for identification purpose; [b] the cap

amounts in respect of the Intra-group Advances Master

 Contract as specified in the Circular for each of

the 2 FYE 31 DEC 2010; and [c] authorize any 1

Director of the Company, or any 2 Directors of the

Company if the affixation of the common seal is

necessary and if and where required, for and on

behalf of the Company to execute all such other

documents, instruments and agreements and to do all

such acts or things deemed by him/them to be

incidental to, ancillary to or in connection with the

 matters contemplated in the Intra-group Advances

Master Contract and to give effect to the Intra-group

PROPOSAL #3.: Approve the guarantee to be provided by        ISSUER            YES             FOR                  FOR

 the Company to China Merchant Bank Company Limited,

Shenzhen Branch [the Bank] in respect of a loan

facility of up to RMB 400,000,000 made available by

the Bank to the PRC Subsidiary A [the Guarantee to

PRC Subsidiary A] pursuant to a loan agreement to be

entered into between the Bank and the PRC Subsidiary

A; [b] the aggregate maximum liabilities of the

Company in respect of the Guarantee to PRC Subsidiary

 A [Maximum Guarantee Amount] equivalent to RMB

400,000,000 plus any interest accrued thereon, any

payment to be paid by PRC Subsidiary A upon default

of its repayment obligations, any costs and expenses

for enforcing the Guarantee to PRC Subsidiary A and

any loss and other relevant expenses incurred by the

Bank upon default of the payment obligations by PRC

Subsidiary A; and [c] authorize any 1 Director of the

 Company, or any 2 Directors of the Company if the

affixation of the common seal is necessary and if and

 where required, for and on behalf of the Company to

execute all such other documents, instruments and

agreements and to do all such acts or things deemed

by him/them to be incidental to, ancillary to or in

connection with the matters contemplated in the

Guarantee to PRC Subsidiary A and to give effect to

the Guarantee to PRC Subsidiary A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUTABA CORPORATION

  TICKER:                  N/A                 CUSIP:   J16758112

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Provision of Special Payment for        ISSUER            YES             FOR                  FOR

 Retired Director/Founder

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUTABA INDUSTRIAL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J16800104

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FUYO GENERAL LEASE CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J1755C108

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Expand Business Lines        ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FYFFES PLC

  TICKER:                  N/A                 CUSIP:   G34244106

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and consider the reports of the         ISSUER            YES             FOR                  FOR

Director's and Auditor's and the Accounts

PROPOSAL #2: Approve the interim dividend and declare        ISSUER            YES             FOR                  FOR

 a final dividend

PROPOSAL #3.A: Re-elect T.G. Murphy                                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.B: Re-elect J.M. O'Dwyer                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3.C: Re-elect Dr. P.F. Cluver                                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Authorize the Director's to fix the                ISSUER            YES         AGAINST           AGAINST

Auditor's remuneration

PROPOSAL #5: Authorize the Directors to allot                     ISSUER            YES             FOR                  FOR

relevant securities

PROPOSAL #S.6: Approve to disapply the statutory pre-        ISSUER            YES             FOR                  FOR

emption rights in certain circumstances

PROPOSAL #S.7: Authorize the Company to make market          ISSUER            YES             FOR                  FOR

purchase of its own shares

PROPOSAL #S.8: Grant authority to re-issue price                ISSUER            YES             FOR                  FOR

range of treasury shares

PROPOSAL #S.9: Adopt new Articles of Association                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  G J STEEL PUBLIC COMPANY LTD

  TICKER:                  N/A                 CUSIP:   Y4594L134

  MEETING DATE:      12/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the minutes of the 2009 AGM of         ISSUER            YES             FOR                  FOR

shareholders

PROPOSAL #2.: Approve the issuance of WTS [the second        ISSUER            YES             FOR                  FOR

 WTS] in the amount of 5,000,000,000 units for sale

to all existing shareholders base on shareholding

proportion with the offering price of THB 0.03 per

PROPOSAL #3.: Approve the increase of the registered         ISSUER            YES             FOR                  FOR

capital of the Company from THB 30,128,051,204.94 to

THB 40,478,051,204.94 by issuing the ordinary shares

in the amount of 15,000,000,000 shares with the par

value of THB 0.69

PROPOSAL #4.: Amend Clause 4 of the Company's                     ISSUER            YES             FOR                  FOR

Memorandum of Association to reflect the increase of

the Company's registered capital

PROPOSAL #5.: Approve the allocation of ordinary                ISSUER            YES             FOR                  FOR

shares in supporting of the conversion of the second

WTS which will be offering for sale to all existing

shareholders base on shareholding proportion

PROPOSAL #6.: Other agenda [if any]                                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  G J STEEL PUBLIC COMPANY LTD

  TICKER:                  N/A                 CUSIP:   Y4594L134

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to certify the minute of the            ISSUER            YES             FOR                  FOR

EGM No. 1/2009

PROPOSAL #2.: Acknowledge the 2009 Company's                       ISSUER            YES             FOR                  FOR

operational performance and approve the financial

statement for YE 31 DEC 2009 and acknowledge the

special audit

PROPOSAL #3.: Approve the non payment of 2009 dividend      ISSUER            YES             FOR                  FOR

PROPOSAL #4.A: Appointment of Assoc. Prof. Niputh              ISSUER            YES             FOR                  FOR

Jitprasonk as an Independent and Chairman of Audit

Committee

PROPOSAL #4.B: Appointment of Mr. Chanathip Trivuth          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #4.C: Appointment of Mr. Isra Akrapitak as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #5.: Approve the remuneration of the                     ISSUER            YES             FOR                  FOR

Directors for the year 2010

PROPOSAL #6.: Appointment of the Company's Auditor            ISSUER            YES             FOR                  FOR

and approve the audit fees for the year 2010

PROPOSAL #7.: Other agenda [if any]                                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  G.U.D. HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Q43709106

  MEETING DATE:      10/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report of the              ISSUER             NO              N/A                  N/A

Company and the reports of the Directors and the

Auditor for the YE 30 JUN 2009

PROPOSAL #2.1: Re-elect Mr. Clive K. Hall as a                   ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Rule 34[c]

of the Company's Constitution

PROPOSAL #2.2: Elect Mr. Peter A.F. Hay as a                       ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Rule 34[b]

of the Company's Constitution

PROPOSAL #2.3: Elect Mr. Mark G. Smith as a Director,        ISSUER            YES             FOR                  FOR

 who retires in accordance with Rule 34[b] of the

Company's Constitution

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009 [as specified]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GABRIEL RES LTD

  TICKER:                  N/A                 CUSIP:   361970106

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive the audited consolidated                ISSUER             NO              N/A                  N/A

financial statements of Gabriel for the FYE 31 DEC

2009, together with the report of the Auditors thereon

PROPOSAL #1.1: Election of Raymond E. Flood as the            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Election of Jonathan Henry as the                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of Keith R. Hulley as the              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of Wayne Kirk as the Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Election of Igor Levental as the                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of Simon Prior-Palmer as the         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of Walter T. Segsworth as the        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #1.8: Election of A. Murray Sinclair as the         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Re-appoint PricewaterhouseCoopers LLP,          ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Auditors of the

Corporation and authorize the Board of Directors to

fix their remuneration

PROPOSAL #3: Approve the Incentive Stock Option for          ISSUER            YES             FOR                  FOR

an additional 3 years as specified

PROPOSAL #4: Approve an amendment to increase the              ISSUER            YES             FOR                  FOR

number of Deferred Share Units which may be awarded

under this plan from 2,000,000 to 3,000,000 and amend

 procedures regarding elections during blackout

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAFISA S A

  TICKER:                  N/A                 CUSIP:   P4408T158

  MEETING DATE:      11/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Grant authority for the seventh                     ISSUER            YES             FOR                  FOR

issuance of simple debentures, which are not

convertible into shares, in a single and indivisible

lot, of a single series, with a floating guarantee

and an additional guarantee which will include

collateral guarantees, in the total amount of up to

BRL 600,000,000.00, with maturity in 5 years from the

 date of issuance, with registration with the

Securities Commission being waived, in accordance

with the terms of Article 5 II of Securities

Commission Instruction Number 400, for the purpose of

 financing the construction of residential real

estate developments, both those that are developed

and are to be developed, that fall within the

framework of the Housing Financing System SFH

PROPOSAL #II.: Authorize the Company's Board of                 ISSUER            YES             FOR                  FOR

Directors to amend, if necessary, the matters that

are dealt with in the second part of the first

paragraph of Article 59 of Law Number 6404.76

PROPOSAL #III.: Authorize the Company's Board of                ISSUER            YES             FOR                  FOR

Directors to take all the steps to make the issuance

effective, including, but not limited to, doing all

of the acts necessary for the negotiation and signing

 of the issue indenture and of the related contracts,

 for the hiring of financial institutions authorized

to work on the securities market, as brokers, of the

trustee, of the paying agent, of the collateral

agent, of the construction agent, of the transfer

agent institution, of the legal advisers and other

institutions that may be necessary to carry out the

issuance, establishing their respective fees, as well

 as the publication and registration of documents of

a corporate nature with the competent bodies

PROPOSAL #IV.: Ratify all the acts that have been              ISSUER            YES             FOR                  FOR

done by Management before the date of the general

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAFISA S A

  TICKER:                  N/A                 CUSIP:   P4408T158

  MEETING DATE:      12/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the protocol and justification         ISSUER            YES             FOR                  FOR

of merger, by the Company, of all the shares in

circulation issued by its subsidiary Construtora

Tenda S.A. share merger, signed by the Managements of

 the Companies on 09 NOV 2009, as well as the acts

and measures provided in that document

PROPOSAL #2.: Ratify the nomination and contracting          ISSUER            YES             FOR                  FOR

of Apsis Consultoria Empresarial LTDA to prepare the

valuation report on the shares issued by Construtora

Tenda S.A. that will be contributed to the capital of

 the Company, for the purposes of Articles 227 and 8

of Law Number 6404.76

PROPOSAL #3.: Approve the valuation report                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve the share merger and the                   ISSUER            YES             FOR                  FOR

consequent increase in share capital of the Company,

through the issuance of common shares to be

subscribed for and paid in by the Managers of

Construtora Tenda S.A. in the name of its

shareholders, with the consequent amendment of

Article 5 of the Company's Corporate Bylaws so as to

reflect the mentioned increase

PROPOSAL #5.: Approve the assumption, by the Company,        ISSUER            YES         AGAINST           AGAINST

 of the options granted and not exercised within the

context of the Stock Option Plan of Construtora Tenda

 S.A.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAFISA S A

  TICKER:                  N/A                 CUSIP:   P4408T158

  MEETING DATE:      2/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to increase of the limit of the         ISSUER            YES             FOR                  FOR

authorized capital of Company to 300,000,000 common

shares, with the consequent amendment of the main

part of Article 6 of the Corporate By-Laws

PROPOSAL #2: Approve to split the common shares                 ISSUER            YES             FOR                  FOR

issued by the Company, in the proportion of 1/2 i.e.,

 two new shares in the place of each share existing

on the date of the resolution, with the consequent

amendment of the main part of Article 5 of the

Corporate By-Laws of the Company and without a change

 in the amount of the share capital

PROPOSAL #3: Approve, if the matter contained in Item        ISSUER            YES             FOR                  FOR

 II above is approved, a new amendment of the main

part of Article 6 of the Corporate By-Laws of the

Company for the purpose of adjusting the authorized

capital to the split of the common shares issued by

the Company, in the same proportion of 2/1, with, as

a consequence, the increase that is the subject of

Item I coming to be considered from 300,000,000

common shares to 600,000,000 common shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAFISA S A

  TICKER:                  N/A                 CUSIP:   P4408T158

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts of the                              ISSUER            YES             FOR                  FOR

Administrators, the financial statements regarding

the FYE 31 DEC 2009

PROPOSAL #2: Approve to decide on the allocation of          ISSUER            YES             FOR                  FOR

the net profits from the FY of 2008 and the

distribution of dividends in the amount of BRL

50,716,096.23

PROPOSAL #3: Election of the members of the Board of         ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4: Approve to set the amount of the                     ISSUER            YES             FOR                  FOR

aggregate remuneration to be paid to the

Administrators of the Company in the 2010 FY

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAFISA S A

  TICKER:                  N/A                 CUSIP:   P4408T158

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend the Article 5 of the Corporate              ISSUER            YES             FOR                  FOR

Bylaws of the Company in such a way as to reflect the

 capita l increases approved by the Board of

Directors, within the limit of the authorized

capital, to the date t he general meeting is held

PROPOSAL #2.a: Amend the Article 3 , in such a way as        ISSUER            YES             FOR                  FOR

 to correct the reference to other Articles of the

Corporate Bylaws

PROPOSAL #2.b: Amend the Article 18, in such a way as        ISSUER            YES             FOR                  FOR

 to establish the method for replacing Members of the

 Board of Directors, in the event they are

temporarily impeded or absent or there is a vacancy

PROPOSAL #2.c: Amend the line W of Article 21, in              ISSUER            YES             FOR                  FOR

such a way as to correct the reference to another

Article of the Corporate Bylaws

PROPOSAL #2.d: Amend the inclusion of New Articles            ISSUER            YES             FOR                  FOR

29, 30, 31 and 32, in order to include in the

Corporate Bylaws the duties and powers of the Chief

Financial Officer, of the Construction Superintendent

 Officer, of the development Superintendent Officer

and of the Institutional Relations Officer, with the

consequent renumbering of the specified Articles

PROPOSAL #3: Approve to consolidate the Corporate              ISSUER            YES             FOR                  FOR

Bylaws of the Company

PROPOSAL #4: Approve in guarantee of the obligations         ISSUER            YES             FOR                  FOR

of the Company, within the framework of its seventh

issuance of simple debentures, not convertible into

shares, in a single and indivisible lot, in a single

series, with a floating guarantee and an additional

guarantee including collateral guarantees, for public

 distribution seventh issuance, approved at the EGM

held on 16 NOV 2009, to authorize the constitution of

 a deed of trust on the real property that is part of

 the real estate developments financed by the seventh

 issuance in favor of the debenture holder,

represented by the Trustee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAFISA S A

  TICKER:                  N/A                 CUSIP:   P4408T158

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the protocol and justification         ISSUER            YES             FOR                  FOR

of merger of shares relative to the merger, into the

Company, of all of the shares issued buy Shertis

Empreendimentos E Particiapacoes S.A., Shertis, with

corporate taxpayer ID number 11.039.942.0001.08,

share merger, the principal asset of which consists

of shares representative of 20% of the share capital

of Alphaville Urbanismo S.A., a USA, as well as the

other acts and measures contemplated in it

PROPOSAL #2.: Ratify the appointment and hiring of            ISSUER            YES             FOR                  FOR

the specialized Company Apsis Consultoria Empresarial

 Ltda., Apsis, responsible for the preparation of the

 valuation report, at book value, of the shares

issued by shertis that will be merged into the share

capital of the Company, valuation report

PROPOSAL #3.: Approve the valuation report presented         ISSUER            YES             FOR                  FOR

by Apsis, which was prepared on the basis of the

special Shertis balance sheet dated 31 DEC 2009 and

audited by Terco Grant Thornton Auditors Independents

PROPOSAL #4.: Approve the share merger and the                   ISSUER            YES         AGAINST           AGAINST

consequent increase of the share capital of the

Company, to be subscribed for and paid in by the

managers of Shertis, through the contribution to the

Company of the shares representative of the share

capital of the mentioned Company

PROPOSAL #5.: Approve the new wording of Article 5 of        ISSUER            YES         AGAINST           AGAINST

 the Corporate By-Laws relative to the share capital

for the purpose of reflecting the increase in the

share capital of the Company as a result of the share

 merger

PROPOSAL #6.: Approve the consolidation of the                   ISSUER            YES         AGAINST           AGAINST

Corporate By-Laws of the Company

PROPOSAL #7.: Authorize the managers of the Company          ISSUER            YES             FOR                  FOR

to do all the acts necessary to effectuate the

mentioned share merger and the other proposed

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAGFAH S.A.

  TICKER:                  N/A                 CUSIP:   ADPV09716

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Statutory Management report         ISSUER             NO              N/A                  N/A

and the consolidated Management report for the FYE 31

 DEC 2009

PROPOSAL #2: Receive the reports by the Auditors of          ISSUER             NO              N/A                  N/A

the Company in respect of the statutory financial

statements of the Company and in respect of the

consolidated financial statements of the Company and

its Group, for the FYE 31 DEC 2009

PROPOSAL #3: Approve the statutory financial                       ISSUER             NO              N/A                  N/A

statements of the Company for the FYE 31 DEC 2009 by

the general meeting

PROPOSAL #4: Approve the consolidated financial                 ISSUER             NO              N/A                  N/A

statements of the Company and its Group, for the FYE

31 DEC 2009 by the general meeting

PROPOSAL #5: Approve the allocation of the results of        ISSUER             NO              N/A                  N/A

 the Company for the FYE 31 DEC 2009 and the

distributions; that the general meeting approves,

after the allocation to the legal reserve as

appropriate, the distribution of dividends for the YE

 31 DEC 2009

PROPOSAL #6: Grant discharge to all the Directors of         ISSUER             NO              N/A                  N/A

the Company who were in office during the FYE 31 DEC

2009

PROPOSAL #7: Authorize the Company, and/or any                   ISSUER             NO              N/A                  N/A

wholly-owned subsidiary [and/or any person acting on

their behalf], to purchase, acquire, receive or hold

shares in the Company; authorization under Article

49-2 of the Luxembourg law of 10 AUG 1915, to the

Company, and/or any wholly-owned subsidiary [and/or

any person acting on their behalf], to from time to

time purchase, acquire, receive or hold shares in the

 Company up to 25 % of the issued share capital, and

on such terms as referred to below and as shall

further be determined by the Board of Directors of

the Company, such authorization being granted for a

period of 5 years; acquisitions may be made in any

manner including without limitation, by tender or

other offers, buy back programs, over the stock

exchange or in privately negotiated transactions or

in any other manner as determined by the Board of

Directors [including derivative transactions or

transactions having the same or similar economic

effect than an acquisition]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GALENICA AG, BERN

  TICKER:                  N/A                 CUSIP:   H28455170

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, annual                   ISSUER            YES             FOR                  FOR

financial statement 2009 of Galenica Ltd and

financial statements of the Galenica Group for 2009,

reports of the Auditors

PROPOSAL #2: Approve the compensation report which            ISSUER            YES             FOR                  FOR

will be submitted to a consultative vote to the

general meeting

PROPOSAL #3: Grant discharge to the members of the            ISSUER            YES             FOR                  FOR

Board and the members of the Corporate Executive

Committee from liability for their activities in 2009

PROPOSAL #4: Approve the allocation of available                ISSUER            YES             FOR                  FOR

earnings for 2009

PROPOSAL #5: Amend the Articles of Incorporation, as         ISSUER            YES             FOR                  FOR

specified

PROPOSAL #6.1.1: Re-elect Kurt Briner to the Board of        ISSUER            YES             FOR                  FOR

 Directors for a three-year term

PROPOSAL #6.1.2: Re-elect This E. Schneider to the            ISSUER            YES             FOR                  FOR

Board of Directors for a three-year term

PROPOSAL #6.2.1: Election of Prof. Dr. Michel Brunier        ISSUER            YES             FOR                  FOR

 as a New Member to the Board of Directors for a

three-year term

PROPOSAL #6.2.2: Election of Dr. Hans Peter Frick as         ISSUER            YES             FOR                  FOR

a New Member to the Board of Directors for a three-

year term

PROPOSAL #6.3: Election of Ernst & Young Ltd., Bern          ISSUER            YES             FOR                  FOR

as the Auditors for a further term of one year

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GALIFORM PLC

  TICKER:                  N/A                 CUSIP:   G37704106

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Company's accounts, and the         ISSUER            YES             FOR                  FOR

reports of the Directors of the Company  the

Directors or the Board  and the Independent Auditors

 the Independent Auditors'  thereon for the 52 weeks

ended 26 DEC 2009

PROPOSAL #2: Re-appoint Mr. W. Samuel as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation in accordance with the

Company's existing Articles of Association

PROPOSAL #3: Re-appoint Mr. A. Cockburn as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Company's existing Articles of Association

PROPOSAL #4: Re-appoint Mr. J. M. Wemms as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Company's existing Articles of Association

PROPOSAL #5: Re-appoint Mr. I. Smith as a Director,          ISSUER            YES         AGAINST           AGAINST

who retires by rotation in accordance with the

Company's existing Articles of Association

PROPOSAL #6: Re-appoint Deloitte LLP as the Auditors         ISSUER            YES             FOR                  FOR

of the Company to hold office from the conclusion of

this meeting until the conclusion of the next AGM at

which accounts are laid

PROPOSAL #7: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 Auditors' remuneration

PROPOSAL #8: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report and policy

PROPOSAL #9: Authorize the Company and any Companies         ISSUER            YES             FOR                  FOR

which are subsidiaries of the Company at any time

during the period for which this resolution relates,

for the purposes of part 14 of the Companies Act

2006, during the period commencing on the date of

this AGM and ending on the date of the Company's next

 AGM, to make political donations to political

parties and/or independent election candidates; make

political donations to political organizations other

than political parties; and incur political

expenditure, up to an aggregate amount of GBP 100,000

PROPOSAL #10: Authorize the Board, pursuant to                   ISSUER            YES             FOR                  FOR

Section 551 of the Companies Act 2006 to allot shares

 in the Company and to grant rights to subscribe for

or to convert any securities into shares in the

Company; up to an aggregate nominal amount of GBP

21,130,511; and comprising equity securities  as

specified in the Companies Act 2006  up to an

aggregate nominal amount of GBP 42,261,022 including

within such limit any shares issued or rights granted

 under above in connection with an offer by way of a

rights issue, to ordinary shareholders in proportion

 as nearly as may be practicable  to their existing

holdings and so that the Board may impose any limits

or restrictions and make any arrangements which it

considers necessary CONTD.

PROPOSAL #CONT: CONTD. or appropriate to deal with            ISSUER             NO              N/A                  N/A

fractional entitlements, record dates, legal,

regulatory or practical problems in, or under the

laws of, any territory or any other matter, such

authorities to apply until the end of next year's AGM

 or, if earlier, until the close of business on 19

AUG 2011 but, in each case, so that the Company may

make offers and enter into arrangements during the

relevant period which would, or might, require shares

 to be allotted or rights to subscribe for or convert

 any security into shares to be granted after the

authority ends and the Board may allot shares and

grant rights under any such offer or agreement as if

the authority had not ended; CONTD.

PROPOSAL #CONT: CONTD. subject to this resolution,            ISSUER             NO              N/A                  N/A

all existing authorities given Directors pursuant to

Section 80 of the Companies Act 1985, this resolution

 shall be with out prejudice to the continuing

authority of the Directors to allot shares  or

relevant securities, as that term is defined in the

Companies Act 1985  or grant rights to subscribe for

or convert any security into shares or relevant

authorities  pursuant to an offer or arrangement made

 by the Company before the expiry of the authority

pursuant to which such offer or agreement was made

PROPOSAL #S.11: Authorize the Board, if resolution 10        ISSUER            YES             FOR                  FOR

 is passed pursuant to Section 570 and Section 573 of

 the Companies Act 2006 to allot equity securities

as specified in the Companies Act 2006  for cash,

under the authority given by Resolution 10, as if

Section 561 of the Companies Act 2006 did not apply

to the allotment; this power shall be limited to the

allotment of equity securities in connection with an

offer of equity securities  but in the case of the

authority granted under Resolution 10 by way of a

rights issue only to ordinary shareholders in

proportion  as nearly as may be practicable  to their

 existing holdings and so that the Board may impose

any limits or restrictions and make any arrangements

which it considers necessary or appropriate to deal

with fractional entitlements, CONTD.

PROPOSAL #CONT: CONTD. record dates, legal,                        ISSUER             NO              N/A                  N/A

regulatory or practical problems in, or under the

laws of, any territory or any other matter; in the

case of authority granted under Resolution 10, shall

be limited to the allotment  other wise than under

this resolution  of equity securities up to an

aggregate nominal amount of GBP 3,169,577; shall

apply until the end of next years AGM or if earlier,

until the close of business on 19 AUG 2011 but during

 this period the Company make offers and enter into

arrangements, which would, or might, require equity

securities to be allotted after the power ends and

the Board may allot CONTD.

PROPOSAL #CONT: CONTD. equity securities under any            ISSUER             NO              N/A                  N/A

such offer or agreement as if the power had not

ended; and applies in relation to a sale of shares

which is an allotment of equity securities by virtue

of Section 560 3  of the Companies Act 2006 as if in

the first paragraph of this resolution the words

under the authority given by resolution 10 were

PROPOSAL #S.12: Authorize the Company to make one or         ISSUER            YES             FOR                  FOR

more market purchases  within the meaning of Section

693 4  of the Companies Act 2006  of ordinary shares

of 10p each in the capital of the Company  ordinary

shares  provided that: the maximum aggregate number

of ordinary shares authorized to be purchased is

63,391,533; the minimum price  exclusive of expenses

 which may be paid for an ordinary share is 10p; the

maximum price  exclusive of expenses  which may be

paid for an ordinary share is the higher of an amount

 equal to 105% of the average middle market

quotations for an ordinary share as derived from the

London Stock Exchange Daily Official List for the

five business days immediately preceding the day on

which the ordinary share is contracted to be

purchased; and an CONTD.

PROPOSAL #CONT: CONTD. amount equal to the higher of         ISSUER             NO              N/A                  N/A

the price of the last independent trade of an

ordinary share and the highest current independent

bid for an ordinary share as derived from the London

Stock Exchange Trading System;  Authority expires the

 earlier of the conclusion of the next AGM of the

Company or, at the close of business on 19 NOV 2011 ;

 and the Company may make a purchase of ordinary

shares after the expiry of this authority if the

contract for such purchase was entered into before

PROPOSAL #S.13: Approve, that with effect from the            ISSUER            YES             FOR                  FOR

end of the meeting, the Articles of Association

produced to the meeting, and initialed by the

Chairman for the purposes of identification, adopted

as the Articles of Association of the Company in

substitution for, and to the exclusion of, the

existing Articles of Association of the Company

PROPOSAL #S.14: Approve that a general meeting other         ISSUER            YES             FOR                  FOR

than AGM may be called on not less than 14 clear

day's notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GALLEON ENERGY INC

  TICKER:                  N/A                 CUSIP:   36380R104

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive and consider the financial            ISSUER             NO              N/A                  N/A

statements of the Corporation for the YE 31 DEC 2009,

 the Auditors' report thereon and the report of the

Board of Directors

PROPOSAL #1: Approve to fix the number of Directors          ISSUER            YES             FOR                  FOR

to be elected at the meeting at 7

PROPOSAL #2.a: Election of Glenn R. Carley as a                 ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #2.b: Election of Steve Sugianto as a                   ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #2.c: Election of John A. Brussa as a                   ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #2.d: Election of William L. Cooke as a                ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #2.e: Election of Lawrence E. Fenwick as a          ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #2.f: Election of Daryl H. Gilbert as a                ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #2.g: Election of Brad R. Munro as a                     ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #3: Appointment of Ernst & Young LLP,                   ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Auditors of the

Corporation for the ensuing year and authorize the

Directors to fix their remuneration as such

PROPOSAL #4: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GALLIFORD TRY PLC, UXBRIDGE

  TICKER:                  N/A                 CUSIP:   G37100107

  MEETING DATE:      10/6/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, with effect from the close of        ISSUER            YES         AGAINST           AGAINST

 business on 06 OCT 2009 all the ordinary shares of 5

 pence each in the capital of the Company [5 Pence

Ordinary Shares] be consolidated into ordinary shares

 of 50 pence each in the capital of the Company [the

50 Pence Ordinary Shares] on the basis of ten 5 Pence

 Ordinary Shares being consolidated into one 50 Pence

 Ordinary Share, each 50 Pence Ordinary Share having

the same rights as the 5 Pence Ordinary Shares

provided that, where such consolidation results in

any member being entitled to a fraction of a 50 Pence

 Ordinary Share such fraction shall; so far as

possible, be aggregated with the fractions of a 50

Pence Ordinary share to which other members of the

Company may be entitled and authorize the Directors

of the Company [the Directors] to sell [or appoint

any other person to sell to any person], on behalf of

 the relevant members, all the 50 Pence Ordinary

Shares representing such fractions at the best price

reasonably obtainable to any person, and to

distribute the proceeds of sale [net of expenses] in

due proportion among the relevant members entitled

thereto [save that any fraction of a penny which

would otherwise be payable shall be rounded up or

down in accordance with the usual practice of the

registrar of the Company and save that the Company

retain the net proceeds of sale of such 50 Pence

Ordinary Shares representing such fractions where the

 individual amount of proceeds to which any member is

 entitled is less than GBP 5] and authorize any

Director of the Company [or any person appointed by

the Directors] to execute an instrument of transfer

in respect of such shares on behalf of the relevant

members and to do all acts and things as the

Directors consider necessary or expedient to effect

the transfer of such shares to, or in accordance with

 the directions of, any buyer of any such shares; (a)

 amend the Articles of Association of the Company

[the Articles] by deleting all did provisions of the

Company's Memorandum of Association which, by virtue

of the Companies Act 2006 [the 2006 Act], are to be

treated as provisions of the Articles; and (b)

Article 5 of the Articles be deleted; authorize the

Directors, pursuant to Section 551 of the 2006 Act

[in addition to, and not in substitution for, any

existing authority to allot] to exercise all the

powers of the Company to allot shares in the Company

or grant rights to subscribe for or to convert any

security into shares in the Company [together

relevant securities] in co with the Rights Issue [as

specified in the prospectus of the Company dated 10

SEPT 2009 of which this notice farms part] tip to an

aggregate nominal amount of GBP 22,036,394.50;

[Authority expires at the conclusion of the AGM of

the Company to be held in 2010 or on the earlier of

15 months]; and the Directors may allot relevant

securities after the expiry of this authority in

pursuance of such an offer or agreement made prior to

 such expiry; authorize the Directors, to the extent

required by Jaw, pursuant to Section 571 of the 2006

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GALLIFORD TRY PLC, UXBRIDGE

  TICKER:                  N/A                 CUSIP:   G3710C127

  MEETING DATE:      11/6/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to accept the financial                     ISSUER            YES             FOR                  FOR

statements and statutory reports

PROPOSAL #2.: Approve the remuneration report                      ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve a final dividend of 1.05 pence         ISSUER            YES             FOR                  FOR

per ordinary share

PROPOSAL #4.: Elect Andrew Jenner as a Director                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors and authorize the Board to determine

their remuneration

PROPOSAL #6.: Approve to issue equity with rights              ISSUER            YES             FOR                  FOR

under general authority up to GBP 6,233,151 or GBP

13,641,578 [if capital is enlarged pursuant to rights

 issue] and additional amount pursuant to rights

issue up to GBP 6,233,151 or GBP 13,641,578 [if

capital is enlarged pursuant to rights issue]

PROPOSAL #7.: Approve the proposed purchase of a                ISSUER            YES             FOR                  FOR

property in Surrey by a Son of Frank Nelson, a

Director of the Company, from Linden Limited [a

Wholly-owned Subsidiary of the Company] for a

purchase price of GBP 356,000

PROPOSAL #8.: Grant authority for the issue of equity        ISSUER            YES             FOR                  FOR

 or equity-linked securities without pre-emptive

rights up to aggregate nominal amount of GBP 944,416

or GBP 2,046,237, if the Company's share capital is

enlarged pursuant to the rights issue

PROPOSAL #9.: Grant authority for the market purchase        ISSUER            YES             FOR                  FOR

 of 37,776,677 ordinary shares or 3,777,667 ordinary

shares, if the General Meeting resolution has been

approved

PROPOSAL #10.: Authorize the Directors to call a                ISSUER            YES             FOR                  FOR

General Meeting of the Company, other than an AGM, on

 not less than 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAME GROUP PLC

  TICKER:                  N/A                 CUSIP:   G37217109

  MEETING DATE:      7/2/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements of the        ISSUER            YES             FOR                  FOR

 Company for the YE 31 JAN 2009 and the reports of

the Directors and Auditors thereon

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the YE 31 JAN 2009

PROPOSAL #3.: Declare a final dividend on the                     ISSUER            YES             FOR                  FOR

ordinary shares of the Company for the YE 31 JAN 2009

 of 3.71p per ordinary share

PROPOSAL #4.: Re-elect Mr. Peter Lewis as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #5.: Re-elect Mr. Christopher Bell as a                ISSUER            YES             FOR                  FOR
Director of the Company

PROPOSAL #6.: Elect Mr. Dennis Woodside as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #7.: Elect Mr. Terry Scicluna as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #8.: Re-appoint BDO Stoy Hayward LLP as the         ISSUER            YES             FOR                  FOR

Auditors of the Company

PROPOSAL #9.: Authorize the Director to determine the        ISSUER            YES             FOR                  FOR

 Auditors' remuneration

PROPOSAL #10.: Authorize the Directors, pursuant to          ISSUER            YES             FOR                  FOR

Section 80 of the Companies Act 1985 [the Act], to

allot relevant securities [within the meaning of that

 Section] up to on aggregate nominal amount of GBP

5,772,060 and so that the Directors may impose any

limits or restrictions and make any arrangements or

appropriate to deal with treasury shares, fractional

entitlements, record dates, legal, regulatory or

practical problems in or under the laws at, any

territory or any other matter; [Authority expires at

the conclusion of the AGM of the Company next year or

 15 months]; and the Directors may allot relevant

securities after the expiry of this authority in

pursuance of such an offer or agreement made prior to

 such expiry

PROPOSAL #11.: Amend the Game Group plc Performance          ISSUER            YES             FOR                  FOR

Share Plan 2004 in accordance with the schedule of

amendments provided to the meeting and far the

purpose, initialed by the Chairman

PROPOSAL #S.12: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the passing of resolution no.10 and pursuant to

Section 95 of the Companies Act 1985 [the Act], to

allot equity securities [with in the meaning of

Section 94 of the Act], for cash, pursuant to the

authority conferred by resolution 10 and/or where

such allotment constitutes an allotment of equity

securities by virtue of Section 94 [3A] of the Act,

as if sub-Section [1] or Section 89 of the Act did

not apply to any such allotment; is limited to: a)

allotments of equity securities in connection with a

rights issue in favor of ordinary shareholders; b) up

 to an aggregate nominal amount of GBP 865,809 [5% of

 the issued share capital]; [Authority expires the

earlier of the conclusion of the next AGM of the

Company or 15 months]; and the Directors may allot

equity securities after the expiry of this authority

in pursuance of such an offer or agreement made prior

 to such expiry

PROPOSAL #S.13: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases [within the meaning of Section 163[3] of

the Companies Act 1985] of ordinary shares of 5p in

the capital of the Company [Ordinary Shares] provided

 that the maximum aggregate number at ordinary shares

 authorized to be purchased is 34,632,365 [represent

10% at the current issued ordinary share capital];

the minimum price which may be paid tar an ordinary

share is 5p; the maximum price which maybe paid for

an ordinary share is the higher of (i) an amount

equal to 105% at the average of the middle market

quotations far an ordinary share as derived from The

London Stock Exchange Daily Official List for the 5

business days immediately preceding the day on which

the ordinary share is purchased [exclusive at

expenses] and (ii) the price stipulated by Article

5[i] of the Buy-back and Stabilization Regulation [EC

 No.2273/2003]; [Authority expires at the earlier of

the conclusion of the next AGM of the Company or 15

months]; and the Company, before the expiry, may make

 a contract to purchase ordinary shares which will or

 may be executed wholly or partly after such expiry

PROPOSAL #S.14: Approve that a general meeting [other        ISSUER            YES             FOR                  FOR

 than AGM] may be called on 14 clear days notice,

provided that this authority shall expire al the

conclusion of the next AGM at the Company

PROPOSAL #s.15: Amend, with effect from 1 October              ISSUER            YES             FOR                  FOR

2009, the Articles of Association of the Company by

deleting all the provisions of the Company's

Memorandum of Association which, by virtue of Section

 28 Companies Act 2006, are to be treated as

provisions of the Company's Articles of Association,

the draft regulations produced to the meeting and,

for the purposes of identification, initialed by the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAMELOFT, PARIS

  TICKER:                  N/A                 CUSIP:   F4223A104

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Company accounts and                 ISSUER            YES             FOR                  FOR

discharge to the Directors

PROPOSAL #O.2: Approve the allocation of the result           ISSUER            YES             FOR                  FOR

PROPOSAL #O.3: Approve the consolidated accounts                ISSUER            YES             FOR                  FOR

PROPOSAL #O.4: Receive the special Auditors' report          ISSUER            YES             FOR                  FOR

on agreements and commitments specified in Article L.

 225-38 et seq. of the Code du Commerce [Commercial

PROPOSAL #O.5: Authorize for Gameloft SA to buy back         ISSUER            YES             FOR                  FOR

its own shares

PROPOSAL #O.6: Grant the powers for formalities                  ISSUER            YES             FOR                  FOR

PROPOSAL #E.7: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

reduce Company capital stock by canceling shares

PROPOSAL #E.8: Approve the delegation of powers to be        ISSUER            YES         AGAINST           AGAINST

 granted to the Board of Directors to decide to

increase Company capital stock by issuing shares

and/or any tangible assets granting access to Company

 capital stock, maintaining the preferential

subscription right

PROPOSAL #E.9: Approve the delegation of powers to be        ISSUER            YES         AGAINST           AGAINST

 granted to the Board of Directors to decide to

increase Company capital stock by issuing shares

and/or any tangible assets granting access to Company

 capital stock, removing the preferential

subscription right

PROPOSAL #E.10: Approve the delegation of powers to          ISSUER            YES         AGAINST           AGAINST

be granted to the Board of Directors to increase the

number of securities to be issued in the event of an

increase in capital stock, either with the

preferential subscription right, or removing the

preferential subscription right

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

grant share subscription or purchase options to

employees and Directors within the group

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

allocate Company shares free of charge to employees

and Directors within the group

PROPOSAL #E.13: Approve the delegation of powers to          ISSUER            YES             FOR                  FOR

be granted to the Board of Directors to decide to

increase Company capital stock, by issuing shares

reserved for members of a Company savings plan

PROPOSAL #E.14: Approve the overall ceiling on                   ISSUER            YES         AGAINST           AGAINST

increases in capital stock

PROPOSAL #E.15: Grant the powers for formalities                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAMMON GOLD INC

  TICKER:                  N/A                 CUSIP:   36467T106

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive the audited consolidated                ISSUER             NO              N/A                  N/A

financial statements of the Corporation for the YE 31

 DEC 2009, together with the report of the Auditors

thereon

PROPOSAL #1: Election of Messrs. Colin Benner, Ronald        ISSUER            YES         AGAINST           AGAINST

 Smith, Ren  Marion, Luis Chavez, George Elliott,

Terrence Cooper, Richard Colterjohn, Alan R. Edwards

and Joseph Spiteri, as the Directors of Gammon Gold

PROPOSAL #2: Re-appoint KPMG LLP, Chartered                        ISSUER            YES             FOR                  FOR

Accountants, as the Auditor of Gammon and authorize

the Board of Directors to fix the remuneration of the

 Auditor

PROPOSAL #3: Amend the Corporation's Stock Option              ISSUER            YES         AGAINST           AGAINST

Plan for the Directors, officers, employees and

consultants of the Corporation and its subsidiaries

(the Stock Option Plan) to increase the maximum

number of common shares reserved for grants of stock

options under the Stock Option Plan, since its

inception, from 25,000,000 to 26,000,000 common

PROPOSAL #4: Amend the Stock Option Plan to include a        ISSUER            YES         AGAINST           AGAINST

 change of control provision, so that all outstanding

 stock options shall vest immediately in the event of

 a change of control, as specified

PROPOSAL #5: Approve the implementation of a deferred        ISSUER            YES             FOR                  FOR

 share unit plan for the Directors and Senior

Officers of the Corporation (the Deferred Share Unit

Plan), and the reservation of 1,000,000 common shares

 of the Corporation for issuance thereunder, as

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAMMON INDIA LTD

  TICKER:                  N/A                 CUSIP:   Y26798176

  MEETING DATE:      10/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009 and profit & loss account for

 the YE on that date, together with the reports of

the Board of Directors and Auditors thereon

PROPOSAL #2.: Declare a dividend on 6% redeemable non        ISSUER            YES             FOR                  FOR

 convertible preference shares for the YE 31 MAR 2009

PROPOSAL #3.: Declare a dividend on equity shares for        ISSUER            YES             FOR                  FOR

 the YE 31 MAR 2009

PROPOSAL #4.: Re-appoint Mr. Chandrahas C. Dayal as a        ISSUER            YES             FOR                  FOR

 Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Atul Dayal as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Re-appoint, pursuant to the provisions         ISSUER            YES             FOR                  FOR

of Section 224 and other applicable provisions, if

any, of the Companies Act, 1956 [the Act], M/s.

Natvarlal Vepari & Company, Chartered Accountants, as

 the Auditors of the Company to hold office from the

conclusion of this meeting until the conclusion of

the next AGM on such remuneration as may be

determined by the Board of Directors

PROPOSAL #7.: Appoint, pursuant to Section 228 and            ISSUER            YES             FOR                  FOR

other applicable provisions, if any, of the Companies

 Act, 1956 [the Act], M/s. Vinod Modi & Associates,

Chartered Accountants and M/s. M. G. Shah &

Associates, Chartered Accountants as the Joint Branch

 Auditors of Gammon India Ltd- transmission business

Headquarters, Nagpur to hold office from the

conclusion of this meeting up to the conclusion of

the next AGM and to examine and audit the books of

accounts for the FY 2009-2010 on such remuneration as

 may be fixed by the Board

PROPOSAL #8.: Re-appoint, pursuant to Section 228 and        ISSUER            YES             FOR                  FOR

 other applicable provisions, if any, of the

Companies Act, 1956 [the Act], M/s. Natvarlal Vepari

& Company, the Statutory Auditors of the Company, as

the Branch Auditors of the Company to hold office

from the conclusion of this meeting up to the

conclusion of the next AGM of the Company and approve

 to examine and audit the books of accounts of the

Company's branch office at Muscat, Oman for the FY

2009-2010 on such remuneration as may be fixed by the

 Board; authorize the Board, pursuant to the

provisions of Section 228 and other applicable

provisions, if any, of the Act, to appoint as Branch

Auditor of any branch office of the Company,

existing, including those which may be

opened/acquired hereafter in India or abroad, in

consultation with the Company's Auditors, any

person[s] qualified to act as Branch Auditor within

the provisions of Section 228 of the Act and approve

PROPOSAL #9.: PLEASE NOTE THAT THIS RESOLUTION IS A          ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL: appoint Mr. Naval Choudhary as

a Director of the Company, who is liable to retire by

 rotation

PROPOSAL #10.: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL: appoint Mr. Pervez Umrigar as a

 Director of the Company, who is liable to retire by

rotation

PROPOSAL #11.: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL: appoint Mr. Rohit Modi as a

Director of the Company

PROPOSAL #12.: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL: appoint Mr. Digambar C. Bagde

as a Director of the Company

PROPOSAL #13.: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL: appoint Mr. Atul Kumar Shukla

as a Director of the Company, who is liable to retire

 by rotation

PROPOSAL #14.: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL: Re-appoint, pursuant to the

provisions of Sections 198, 269, 309, 311 and all

other applicable provisions, if any, of the Companies

 Act, 1956 [the Act] read with Schedule XIII thereto,

 Mr. Rajul Bhansali as Whole time Director for a

period of 3 years with effect from 30 MAR 2009 on

such terms and conditions and remuneration as

specified in the agreement entered into between the

Company, and which agreement is specifically

sanctioned with liberty to the Board of Directors to

alter and vary the terms and conditions of the said

appointment, in such manner as may be agreed between

the Board of Directors and Mr. Rajul Bhansali; and

authorize the Board to do all such acts, deeds,

matters and things as may be necessary, expedient or

desirable to give effect to this resolution

PROPOSAL #15.: Re-appoint, pursuant to the provisions        ISSUER            YES             FOR                  FOR

 of Sections 198, 269, 309, 311 and all other

applicable provisions, if any, of the Companies Act,

1956 [the Act] read with Schedule XIII thereto, Mr.

Rohit Modi as Whole time Director for a period of 5

years with effect from 07 JUN 2009 on such terms and

conditions and remuneration as specified in the

agreement entered into between the Company with

liberty to the Board of Directors to alter and vary

the terms and conditions of the said appointment in

such manner as may be agreed between the Board of

Directors and Mr. Rohit Modi; and authorize the Board

 to do all such acts, deeds, matters and things as

may be necessary, expedient or desirable to give

effect to this resolution

PROPOSAL #16.: Re-appoint, pursuant to the provisions        ISSUER            YES             FOR                  FOR

 of Sections 198, 269, 309, 311 and all other

applicable provisions, if any, of the Companies Act,

1956 [the Act] read with Schedule XIII thereto, Mr.

Digambar C. Bagde as a Whole time Director designated

 as Director and Chief Executive Director [T&D]

business for a period of 3 years with effect from 01

MAY 2009 upon such terms and conditions and

remuneration as specified with liberty to the Board

of Directors to alter and vary terms and conditions

of the said appointment in such manners as may be

agreed between the Board and Mr. Digambar C. Bagde;

and authorize the Board to do all such acts, deeds,

matters and things as may be necessary, expedient or

desirable to give effect to this resolution

PROPOSAL #S.17: Authorize the Directors of the                   ISSUER            YES             FOR                  FOR

Company , pursuant to the provisions of Section 314

of the Companies Act, 1956 [the Act] read together

with Director's relatives [Officer or Place of

profits] Rules other applicable provisions, if any,

of the and subject to the approval of the Central

Government and such modifications as variations as

the Central Government may suggest, to accept,

consent of the Company to Mr. Harshit Rajan a

relative of Mr. Abhijit Rajan, Chairman and Managing

Director of the Company, to hold office an office or

place or profit in the Company as head procurement or

 with such other designation as the Board may from

time to time decide with effect from 01 JUN 2009, on

a gross remuneration not exceeding INR 30,000,000 per

 annum or such remuneration as may be approved by the

 Central Government

PROPOSAL #S.18: Approve that pursuant to Section                ISSUER            YES             FOR                  FOR

309(4)(a) of the Companies Act, 1956 [the Act] and

Article 130 of the Articles of Association of the

Company and subject to approval of the Central

Government and other applicable provisions, if any,

of the Act consent of the Company accorded for

payment of remuneration not exceeding INR 60,00,000

per annum to be paid either on a monthly, quarterly

or annual basis to Mr. Parvez Umrigar, Non-Executive

Director of the Company; authorize the Board to do

all such Acts, deeds, matters and things as may be

necessary expedient or desirable to give effect to

this Resolution

PROPOSAL #19.: Authorize the Company, in                              ISSUER            YES         AGAINST           AGAINST

supersessioin to all previous resolutions passed by

the members, including the resolution passed in the

85 AGM of the Company held on 18 SEP 2007, consent of

 the Company, pursuant to Section 293(1)d of the

Companies Act 1956 [ the Act] and other applicable

provisions, if any, of the Act, for borrowing monies

from time to time any one more banks, financial

institutions and other persons, firms, body

corporates, notwithstanding that all monies to be

borrowed together with the monies already borrowed

together with the monies already borrowed by the

Company [apart from the temporary loans obtained by

the Company from the Company's bankers in the

ordinary course of business] may exceed the aggregate

 of the paid up capital of the Company and its free

reserves [ that is to say reserves not set apart for

any specific purposes] provided that the total monies

 borrowed and outstanding at any time shall not

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GAMMON INDIA LTD

  TICKER:                  N/A                 CUSIP:   Y26798176

  MEETING DATE:      10/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors of            ISSUER            YES         AGAINST           AGAINST

the Company [hereinafter referred to as the board,

which shall include any Committee constituted for the

 time being thereof], in accordance with the

provisions of Section 81(1A) and all other applicable

 provisions, if any, of the Companies Act, 1956

[including any amendments thereto or re-enactment

thereof, for the time being in force] and subject to

the provisions of Chapter VIII of the Securities and

Exchange Board of India [issue of Capital and

Disclosure Requirements] Regulations, 2009 as amended

 [the 'Regulations'/'SEBI Regulations'], the

provisions of the Foreign Exchange Management Act,

1999 [including any amendments thereto or re-

enactment thereof, for the time being in force],

applicable rules, regulations, guidelines or laws

and/or any consent, permission or sanction of the

Government of India, Reserve Bank of India, Foreign

Investment Promotion Board, Secretariat of Industrial

 approvals and any other appropriate authorities,

institutions or bodies [hereinafter collectively

referred to as the 'appropriate authorities'] and

enabling provisions in the Memorandum and Articles of

 Association of the Company and the Listing

Agreements entered into by the Company with the Stock

 Exchanges where the equity shares of the Company are

 listed and subject, to issue, offer and allot equity

 shares/non convertible debt instruments along with

warrants and convertible securities other than

warrants, which are convertible into or exchangeable

with equity shares on such date as may be determined

by the Board not later than 60 months from the date

of allotment [collectively referred to as

'Securities'], to the Qualified Institutional Buyers

(QIBs) as per the SEBI Regulations, on the basis of

placement document(s), at such time or times in one

or more tranch or tranches, at such price being not

less than the price determined in accordance with the

 pricing formula under the SEBI Regulations and on

such terms and conditions and in such manner as the

Board may, in its absolute discretion determine in

consultation with the Merchant Bankers, Advisors or

other intermediaries, provided that the aggregate

issue amount of Securities shall not exceed USD 200

Million only inclusive of such premium payable on the

 Securities; in accordance with Regulation 86(1)(a)

of the SEBI Regulations for time being in force, a

minimum of 10% of the Securities issued pursuant to

the said Regulation shall be allotted to mutual funds

 and if no mutual fund is agreeable to take up the

minimum portion or part thereof, then such minimum

portion or part thereof may be allotted to other

Qualified Institutional Buyers; the 'relevant date'

for determining the pricing in accordance with the

provisions of Chapter VIII of the SEBI Regulations

shall mean: 1) in case of allotment of equity shares,

 the dates of the meeting on which the Board of

Directors or the Committee of Directors duly

authorized by the Board of Directors decides to open

PROPOSAL #2.: Approve, in partial modification of the        ISSUER            YES             FOR                  FOR

 resolution passed at the 86th AGM held on 25 SEP

2008 and pursuant to the provisions of Sections 198,

269, 309, 310 and all other applicable provisions, if

 any, of the Companies Act, 1956, read with Schedule

XIII thereto, the changes in the terms and conditions

 of appointment [including increase/variation in

remuneration] of Mr. Himanshu Parikh, Executive

Director of the Company with effect from 09 JUL 2009

for the remainder of his tenure as set out in the

draft supplemental agreement to be entered into

between the Company and Mr. Parikh, which

supplemental agreement is approved with authority to

the Board to alter and vary the terms and conditions

including the remuneration or any amendment thereto

as may be agreed to between the Board and Mr. Parikh;

 and authorize the Directors to do all such acts,

deeds, matters and things as may be necessary,

expedient or desirable to give effect to this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GATEWAY DISTRIPARKS LTD

  TICKER:                  N/A                 CUSIP:   Y26839103

  MEETING DATE:      9/14/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the balance         ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009 and the profit and loss

account for the YE on that date, the reports of the

Directors and the Auditors thereon

PROPOSAL #2.: Declare a final dividend for the FYE 31        ISSUER            YES             FOR                  FOR

 MAR 2009

PROPOSAL #3.: Re-appoint Mr. M.P. Pinto as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation in the AGM

PROPOSAL #4.: Re-appoint Mr. Saroosh Dinshaw as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation in the AGM

PROPOSAL #5.: Re-appoint Mr. Arun Agarwal as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation in the AGM

PROPOSAL #6.: Re-appoint M/s. Price Waterhouse,                 ISSUER            YES             FOR                  FOR

Chartered Accountants as the Auditors, until the

conclusion of the next AGM, on a remuneration of such

 sum as may be fixed by the Board of Directors/any

Committee of the Board of Directors plus service tax

and reimbursement of out of pocket expenses as may be

 incurred in the performance of their duties

PROPOSAL #7.: Re-appoint, pursuant to the provisions         ISSUER            YES             FOR                  FOR

of Section 198, 269, 309 and 316 of the Companies

Act, 1956 [the Act], Mr. Prem Kishan Gupta, Dy.

Chairman & Managing Director of the Company as the

Managing Director of the Company, for a further

period of 3 years from 20 JUL 2009 on the

remuneration terms, subject to alteration and

variation, in accordance with Schedule XIII or any

changes in the Government Policy on managerial

remuneration or any amendments made in the Schedule

XIII of the Act hereafter as may be agreed and

approved by the Remuneration Committee and the Board

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GEELY AUTOMOBILE HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G3777B103

  MEETING DATE:      9/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the conditional                ISSUER            YES             FOR                  FOR

agreement dated 20 AUG 2009 [the R&D Agreement]

entered into between the Company and Zhejiang Geely

Holding Group Company Limited [Geely Holding,

together with its subsidiaries, the Geely Holding

Group], as specified, pursuant to which, the Company

and its subsidiaries [the Group] and the Geely

Holding Group engage each other to conduct research

and development services [the R&D Services] [as

specified]; the cap amounts in respect of the R&D

Services as set out in the circular of the Company

dated 08 SEP 2009 for each of the 3 FYE 31 DEC 2011;

and authorize any one Director of the Company, or any

 two Directors of the Company if the affixation of

the common seal is necessary, for and on behalf of

the Company to execute all such other documents,

instruments and agreements and to do all such acts or

 things deemed by him/her to be incidental to,

ancillary to or in connection with the matters and

transactions contemplated in the R&D Agreement

PROPOSAL #2.: Approve and ratify the conditional                ISSUER            YES             FOR                  FOR

agreement dated 20 AUG 2009 [the Services Agreement]

entered into between the Company and Zhejiang Geely

Holding Group Company Limited [Geely Holding,

together with its subsidiaries, the Geely Holding

Group], as specified, pursuant to which, the Group

and the Geely Holding Group engage each other for the

 sale and purchase of automobile parts and

components, process such parts and components if

applicable [the Automobile Parts & Components

Services]; the cap amounts in respect of the

Automobile Parts & Components Services under the

Services Agreement as set out in the circular of the

Company dated 08 SEP 2009 for each of the 3 FYE 31

DEC 2011; and authorize any one Director of the

Company, or any two Directors of the Company if the

affixation of the common seal is necessary, for and

on behalf of the Company to execute all such other

documents, instruments and agreements and to do all

such acts or things deemed by him/her to be

incidental to, ancillary to or in connection with the

 matters and transactions contemplated in the

PROPOSAL #3.: Approve and ratify the conditional                ISSUER            YES             FOR                  FOR

agreement dated 20 AUG 2009 [the CBU Agreement]

entered into between the Company and Zhejiang Geely

Holding Group Company Limited [Geely Holding,

together with its subsidiaries, the Geely Holding

Group], as specified, pursuant to which, the Group

and the Geely Holding Group engage each other for the

 sale and purchase of the CBUs [the CBUs Services];

the cap amounts in respect of the CBUs Services under

 the CBU Agreement as set out in the circular of the

Company dated 08 SEP 2009 for each of the 3 FYE 31

DEC 2011; and authorize any one Director of the

Company, or any two Directors of the Company if the

affixation of the common seal is necessary, for and

on behalf of the Company to execute all such other

documents, instruments and agreements and to do all

such acts or things deemed by him/her to be

incidental to, ancillary to or in connection with the

 matters and transactions contemplated in the CBU

PROPOSAL #4.: Approve and ratify the conditional                ISSUER            YES             FOR                  FOR

agreement dated 20 AUG 2009 [the Supplemental Parts &

 Components Agreement] entered into between the

Company and Zhejiang Geely Holding Group Company

Limited [Geely Holding, together with its

subsidiaries, the Geely Holding Group], as specified,

 pursuant to which, the Group and the Geely Holding

Group agrees to increase the annual cap for the

purchase of automobile parts and components for the

YE 31 DEC 2009 from RMB 3,673,960,000 [equivalent to

approximately HKD 4,175,088,000] to RMB 7,737,614,000

 [equivalent to approximately HKD 8,793,025,000]; and

 Authorize any one Director of the Company, or any

two Directors of the Company if the affixation of the

 common seal is necessary, for and on behalf of the

Company to execute all such other documents,

instruments and agreements and to do all such acts or

 things deemed by him/her to be incidental to,

ancillary to or in connection with the matters and

transactions contemplated in the Supplemental Parts &

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GEELY AUTOMOBILE HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G3777B103

  MEETING DATE:      12/7/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Ratify and approve the conditional                ISSUER            YES             FOR                  FOR

Equity Transfer Agreement dated 27 OCT 2009 [the

Chengdu Gaoyuan Agreement] entered into between

Zhejiang Geely, Shanghai Maple Guorun, Shanghai Maple

 and Geely Holding, as specified, pursuant to which,

Shanghai Maple and Geely Holding will transfer 90%

and 10% interests in the registered capital of

Chengdu Gaoyuan to Zhejiang Geely and Shanghai Maple

Guorun, respectively; authorize any one Director of

the Company, or any two Directors of the Company for

and on behalf of the Company, if the affixation of

the common seal is necessary, to execute all such

other documents, instruments and agreements and to do

 all such acts or things deemed by him/her to be

incidental to, ancillary to or in connection with the

 matters and transactions contemplated in the Chengdu

 Gaoyuan Agreement

PROPOSAL #2.: Ratify and approve the conditional                ISSUER            YES             FOR                  FOR

Equity Transfer Agreement dated 27 OCT 2009 [the

Jinan Geely Agreement] entered into between Zhejiang

Geely, Shanghai Maple Guorun, Geely Holding and

Zhejiang Haoqing, as specified, pursuant to which,

Geely Holding and Zhejiang Haoqing will transfer 90%

and 10% interests in the registered capital of Jinan

Geely to Zhejiang Geely and Shanghai Maple Guorun,

respectively; authorize any one Director of the

Company, or any two Directors of the Company for and

on behalf of the Company, if the affixation of the

common seal is necessary, to execute all such other

documents, instruments and agreements and to do all

such acts or things deemed by him/her to be

incidental to, ancillary to or in connection with the

 matters and transactions contemplated in the Jinan

PROPOSAL #3.: Ratify and approve the conditional                ISSUER            YES             FOR                  FOR

Equity Transfer Agreement dated 27 OCT 2009 [the

Lanzhou Geely Agreement] entered into between

Zhejiang Geely, Shanghai Maple Guorun, Zhejiang

Haoqing and Geely Merrie, as specified, pursuant to

which, Zhejiang Haoqing and Geely Merrie will

transfer 90% and 10% interests in the registered

capital of Lanzhou Geely to Zhejiang Geely and

Shanghai Maple Guorun, respectively; authorize any

one Director of the Company, or any two Directors of

the Company, if the affixation of the common seal is

necessary, for and on behalf of the Company to

execute all such other documents, instruments and

agreements and to do all such acts or things deemed

by him/her to be incidental to, ancillary to or in

connection with the matters and transactions

contemplated in the Lanzhou Geely Agreement

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GEELY AUTOMOBILE HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G3777B103

  MEETING DATE:      12/31/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and ratify the Conditional                 ISSUER            YES             FOR                  FOR

Master Agreement dated 27 NOV 2009  the Services

Agreement  entered into between the Company and

Zhejiang Geely Holding Group Company Limited  Geely

Holding, together with its subsidiaries, the Geely

Holding Group , as specified, pursuant to which,  i

the Company together with its subsidiaries  the Group

  agrees to sell CKDs and Sedan Tool Kits  as

specified  to the Geely Holding Group and  ii  the

Geely Holding Group agrees to sell CBUs, automobile

parts and components; and provide process

manufacturing services to the Group;  b  the cap

amounts in respect of the supply of CKDs and Sedan

Tool Kits to Geely Holding Group and the purchase of

CBUs, automobile parts and components and provision

of process manufacturing services from Geely Holding

Group as specified for each of the 3 FY ending 31 DEC

PROPOSAL #2: Approve and ratify the Conditional                 ISSUER            YES             FOR                  FOR

Agreement dated 27 NOV 2009  the Loan Guarantee

Agreement  entered into between the Company and

Zhejiang Geely Holding Group Company Limited  Geely

Holding, together with its subsidiaries, the Geely

Holding Group , as specified, pursuant to which, the

Company together with its subsidiaries  the Group

agrees to provide guarantees  including the pledge of

 certain lands, buildings and facilities of the

subsidiaries of the Group  on loans obtained or to be

 obtained by the Geely Holding Group on behalf of the

 Group  the Guarantees ;  b  the cap amounts in

respect of the Guarantees as specified in the

circular of the Company dated 14 DEC 2009 for each of

 the 3 FY ending 31 DEC 2012; CONTD

PROPOSAL #3: Approve and ratify the Conditional                 ISSUER            YES             FOR                  FOR

Agreement dated 27 NOV 2009  the Shanghai LTI Supply

and Purchase Agreement  entered into between Shanghai

 LTI Automobile Components Company Limited  Shanghai

LTI  and Shanghai Maple Automobile Company Limited

Shanghai Maple , as specified, pursuant to which,

Shanghai LTI agrees to supply to Shanghai Maple and

Shanghai Maple agrees to purchase from Shanghai LTI

i  automobile parts and components;  ii  SKD

Components; and  iii  CKDs  without the imported

engine, transmission and automobile parts  in

accordance with the product and service

specifications set out in the Shanghai LTI Supply and

 Purchase Agreement  the Supply and Purchase Services

 ;  b  the cap amounts in respect of the Supply and

Purchase Services as specified in the circular of the

 Company dated 14 DEC 2009 for each of the 3 FYE 31

DEC 2012; CONTD

PROPOSAL #4: Approve and ratify the Conditional                 ISSUER            YES             FOR                  FOR

Supplemental Agreement dated 27 NOV 2009 the

Supplemental Services Agreement  entered into between

 the Company and Zhejiang Geely Holding Group Company

 Limited  Geely Holding, together with its

subsidiaries, the Geely Holding Group , as specified,

 pursuant to which, the parties agree to increase the

 annual caps for the purchase of processed automobile

 parts and components by the Company together with

its subsidiaries  the Group  from the Geely Holding

Group  the Purchase Services ;  b  the cap amounts in

 respect of the Purchase Services as set out in the

circular of the Company dated 14 DEC 2009 for each of

 the 2 FY ending 31 DEC 2011; CONTD

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GEK TERNA HOLDING REAL ESTATE CONSTRUCTION      SO

  TICKER:                  N/A                 CUSIP:   X3316R115

  MEETING DATE:      7/6/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the expansion of the scope of          ISSUER             NO              N/A                  N/A

works of the Company and amend the respective Article

 2 of the Articles of Incorporation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GEK TERNA S.A

  TICKER:                  N/A                 CUSIP:   X3316R115

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the submission and approval of          ISSUER             NO              N/A                  N/A

the annual financial statements and the consolidated

ones for 2009 along with Board of Directors and

chartered Auditor's reports

PROPOSAL #2: Approve the Board of Directors of the            ISSUER             NO              N/A                  N/A

proposed profits disposal, dividend distribution and

Board of Directors salaries for 2009

PROPOSAL #3: Approve the continuation of the payment         ISSUER             NO              N/A                  N/A

of Board of Directors salaries for their employment

by the Company

PROPOSAL #4: Approve the dismissal of Board of                   ISSUER             NO              N/A                  N/A

Directors and chartered Auditor from every

compensational responsibility for 2009

PROPOSAL #5: Election of ordinary and substitute                ISSUER             NO              N/A                  N/A

chartered Auditor for 2010 and determination of their

 remuneration

PROPOSAL #6: Approve the participation of Board of            ISSUER             NO              N/A                  N/A

Directors and managing executives for their

participation in the administration of linked

PROPOSAL #7: Approve the share buy back plan                       ISSUER             NO              N/A                  N/A

PROPOSAL #8: Approve the conclusion of contracts                ISSUER             NO              N/A                  N/A

according to law 2190/20 Article 23A

PROPOSAL #9: Approve the various announcements,                 ISSUER             NO              N/A                  N/A

approvals and discussion on general issues

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GEM DIAMONDS LTD

  TICKER:                  N/A                 CUSIP:   G37959106

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the audited accounts of the                   ISSUER            YES             FOR                  FOR

Company for the YE 31 DEC 2009 and the Directors'

report and the Auditors' report thereon

PROPOSAL #2: Approve the Director's remuneration                ISSUER            YES             FOR                  FOR

report, as specified

PROPOSAL #3: Re-appoint Ernst & Young LLP as the                ISSUER            YES             FOR                  FOR

Auditors of the Company  the Auditors , to hold

office until conclusion of the next AGM of the

Company at which accounts are laid before the Company

PROPOSAL #4: Authorize the Directors to set the                 ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #5: Re-elect Mr. Clifford Elphick as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6: Re-elect Mr.Gavin Beevers as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation

PROPOSAL #7: Re-elect Mr. Glenn Turner as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation

PROPOSAL #8: Authorize the Directors, in substitution        ISSUER            YES             FOR                  FOR

 for any existing authority, to allot relevant

securities, for the purposes of Article 3.1 of the

Company's Articles of Association to exercise all the

 powers of the Company to allot shares and to grant

rights to subscribe for or convert any security into

shares up to an aggregate nominal amount of USD

460,890  representing an amount equal to 33.33% of

the Company's issued ordinary share capital as at 05

MAY 2010   the Allotment Amount  during the period

commencing on the date of the passing of this

resolution; and  Authority expires at the conclusion

of the next AGM of the Company ; and the Directors

may before the expiry of such allotment Period, make

an offer or agreement which would or might require

relevant securities to be allotted after such expiry

PROPOSAL #9: Amend the rules of Employee Share Option        ISSUER            YES             FOR                  FOR

 Plan  the Plan , the main features of which are

summarized in the explanatory notes on pages 9 to 14

of this notice of the 2010 AGM and referred to in the

 Chairman's letter dated 05 MAY 2010, and contained

produced to this meeting and, for the purposes of

identification, initialed by the Chairman, approved

and authorize the Directors to adopt such amendments

and to make such amendments to the plan as they may

consider necessary to take account of the requirement

 of financial services authority and best practice

and to do all things necessary to implement the

PROPOSAL #S.10: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the passing of Resolution 8 to allot and issue equity

 securities for cash pursuant to the authority

conferred by Resolution 8 without first having

offered such equity securities to existing

shareholders provided that this power shall be

limited to the allotment of equity securities up to

an aggregate nominal amount of USD 69,133

representing an amount equal to 5% of the Company's

issued ordinary share capital as at 05 MAY 2010 ;

Authority expires at the conclusion of the Company's

next AGM ; and the Directors may, before the expiry

of such period, make an offer or agreement which

would or might require such equity securities to be

allotted after such expiry and, not withstanding such

 expiry, the Directors may allot such equity

securities in pursuance of any such offers or

PROPOSAL #S.11: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purpose of Article 11.1 of the Company's Articles of

Association, to purchase, redeem, or otherwise

acquire ordinary shares in the Company in such manner

 and upon such terms as the Directors may determine

during the period commencing on the date of the

passing of this resolution and expiring at the

conclusion of the next AGM of the Company unless

revoked, renewed or varied during that period,

provided that, the maximum aggregate number of

ordinary shares authorized to be purchased is

13,826,718  representing an amount equal to 10% of

the Company's issued ordinary share capital as at 05

MAY 2010 , the minimum price which may be paid for an

 ordinary share is USD 0.01 per share, the maximum

price which may be paid for an ordinary share is the

higher of 105% of the average closing price of the

PROPOSAL #CONT: ..CONT on the London Stock Exchange          ISSUER             NO              N/A                  N/A

during the 5 business days immediately prior to the

date of purchase; and ii  an amount equal to the

higher of the price of the last independent trade of

an ordinary share and the highest current independent

 bid for an ordinary share as derived from the London

 Stock Exchange Trading Systems, and this authority

shall allow the Company to purchase ordinary shares

after such expiry of this authority under any

agreement made before the expiry of such authority,

as if the authority hereby conferred had not expired

PROPOSAL #S.12: Amend the Memorandum and Articles of         ISSUER            YES             FOR                  FOR

Association of the Company produced to the meeting

and initialed by the Chairman for the purpose of

identification be adopted as the now Memorandum and

Articles of Association of the Company in

substitution for, and to the exclusion of, the

existing Memorandum and Articles of Association with

effect from registration of the new Memorandum and

Articles of Association with the registrar of

corporate affairs in the British Virgin Islands, and

authorize the registered agent of the Company to file

 the new Memorandum and Articles with the registrar

of corporate affairs

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GEM TEK TECHNOLOGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y2684N101

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of convertible bonds                    ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The establishment for the rules of              ISSUER             NO              N/A                  N/A

Board meeting

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.8 per  share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from capital reserves; proposed bonus issue: 20 for

1,000 shares held

PROPOSAL #B.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of trading derivatives

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.7: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B81.1: Election of Chen, Hung-Wen, Howard          ISSUER            YES             FOR                  FOR

[ID / shareholder NO 1] as a Director

PROPOSAL #B81.2: Election of China Venture Capital            ISSUER            YES             FOR                  FOR

Co., Ltd/ Lou, Wen-Yi [ ID / shareholder NO 34] as a

Director

PROPOSAL #B81.3: Election of MiTAC Inc. / Ho, Ji-Wu [        ISSUER            YES             FOR                  FOR

 ID / shareholder NO 114] as a Director

PROPOSAL #B81.4: Election of Chang, Yueh-Chi [ ID /          ISSUER            YES             FOR                  FOR

shareholder NO 24547] as a Director

PROPOSAL #B81.5: Election of Yang, Cheng-Jen [ID /            ISSUER            YES             FOR                  FOR

shareholder NO 2] as a Director

PROPOSAL #B81.6: Election of Chua, Yaw-Geng [ID /              ISSUER            YES             FOR                  FOR

shareholder NO 11840] as a Director

PROPOSAL #B81.7: Election of Teng, Xiao-Yun [ ID /            ISSUER            YES             FOR                  FOR

shareholder NO 11839] as a Director

PROPOSAL #B81.8: Election of Tien Teng Industrial              ISSUER            YES             FOR                  FOR

Co., Ltd. / Tsai, Mao-Chen [ ID / shareholder NO

58375] as a Director

PROPOSAL #B81.9: Election of Tsai, Fure-Tzahn [ ID /         ISSUER            YES             FOR                  FOR

shareholder NO 4] as a Director

PROPOSAL #B.2.1: Election of Shen, Xio-Cheng [ ID /          ISSUER            YES             FOR                  FOR

shareholder NO 340] as a Supervisors

PROPOSAL #B.2.2: Election of MiTAC Inc./ Chou, Te-             ISSUER            YES             FOR                  FOR

Chien [ ID / shareholder NO 117] as a Supervisors

PROPOSAL #B.2.3: Election of Huang, Li-Mei [ ID /              ISSUER            YES             FOR                  FOR

shareholder NO 159] as a Supervisors

PROPOSAL #B.9: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.10: Extraordinary motions                                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GEMALTO, MONTROUGE

  TICKER:                  N/A                 CUSIP:   N3465M108

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER             NO              N/A                  N/A

PROPOSAL #2: Presentation by the Chief Executive                ISSUER             NO              N/A                  N/A

Officer of the Annual Report for the 2009 financial

year, as drawn up by the Board

PROPOSAL #3: Corporate governance chapter in the 2009        ISSUER             NO              N/A                  N/A

 annual report

PROPOSAL #4: Adopt the Company's 2009 Financial                 ISSUER            YES             FOR                  FOR

Statements, as drawn up by the Board

PROPOSAL #5.A: Dividend policy                                                ISSUER             NO              N/A                  N/A

PROPOSAL #5.B: Approve to distribute a dividend in            ISSUER            YES             FOR                  FOR

cash of EUR 0.25 per share for the 2009 FY

PROPOSAL #6.A: Grant discharge to the Chief Executive        ISSUER            YES             FOR                  FOR

 Officer from liability for the fulfillment of his

duties during the 2009 FY

PROPOSAL #6.B: Grant discharge the Non-Executive                ISSUER            YES             FOR                  FOR

Board Members from liability for the fulfillment of

their respective duties during the 2009 FY

PROPOSAL #7: Appointment of Mr. Philippe Alfroid as          ISSUER            YES             FOR                  FOR

Non-Executive Board Member as of 19 MAY 2010, for a

period ending at the close of the AGM of shareholders

 to be held in 2014

PROPOSAL #8: Approve, irrevocable authorization of            ISSUER            YES             FOR                  FOR

the Board as from 19 MAY 2010, to cause the Company

to acquire, whether as an on or off financial market

purchase, shares in the share capital of the Company

up to the maximum percentage of shares that the

Company by virtue of its Articles of Association may

acquire in its own share capital at any moment for a

period of 18 months up to and including 18 NOV 2011,

on such dates and in such portions as the Board may

deem appropriate and in consideration of a purchase

price per share which shall not be less than the par

value of the shares to be CONTD

PROPOSAL #9: Re-appointment of PricewaterhouseCoopers        ISSUER            YES             FOR                  FOR

 Accountants N.V. as the Company's External Auditor

for the 2010 FY

PROPOSAL #10: Questions                                                            ISSUER             NO              N/A                  N/A

PROPOSAL #11: Adjournment                                                         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GEMINA SPA, MILANO

  TICKER:                  N/A                 CUSIP:   T4890T159

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the balance sheet as of 31 DEC          ISSUER             NO              N/A                  N/A

2009; related and consequential resolutions

PROPOSAL #2: Appointment of the Directors, subject to        ISSUER             NO              N/A                  N/A

 prior determination of the Members

PROPOSAL #3: Grant authority to buy and sell own                ISSUER             NO              N/A                  N/A

shares as per Article 2357 and 2357 Ter of the

Italian Civil Code, Article 132 of the Law Decree 58

1998 and Article 144 Bis of the regulation approved

by Consob with resolution 11971 1999 and further

amendments and integrations, subject to prior

revocation of the meeting resolution dated 28 APR

2009 related to the purchase and sale of own shares;

related and consequential resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GENMAB A/S

  TICKER:                  N/A                 CUSIP:   K3967W102

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Board of                 ISSUER             NO              N/A                  N/A

Directors on the Company's activities during the year

PROPOSAL #2: Approve the presentation of the audited         ISSUER            YES         ABSTAIN           AGAINST

annual report 2009 and grant discharge to the Board

of Directors and the Management

PROPOSAL #3: Approve that the year's loss of DKK                ISSUER            YES         ABSTAIN           AGAINST

1,186 million be carried forward by transfer to

accumulated deficit

PROPOSAL #4.a: Re-elect Dr. Anders Gersel Pederson as        ISSUER            YES         ABSTAIN           AGAINST

 a Member of the Board of Directors for a three year

period

PROPOSAL #4.b: Re-elect Dr. Burton G. Malkiel as a            ISSUER            YES         ABSTAIN           AGAINST

Member of the Board of Directors for a three year

period

PROPOSAL #5: Re-elect PricewaterhouseCoopers,                     ISSUER            YES         ABSTAIN           AGAINST

Statsautoriseret Revisionsaktieselskab A/S as the

Company's elected Auditor

PROPOSAL #6.a: Approve to make use of the new                     ISSUER            YES         ABSTAIN           AGAINST

possibility, of the new Danish Companies Act allowing

 for provisions regarding group language to be

entered into the Articles of Association, by entering

 a new Article 3A into the Articles of Association

stating that the group language is English; and that

the Chapter heading to the relevant articles in the

Articles of Association will be adjusted accordingly

PROPOSAL #6.b: Approve to revise the existing                     ISSUER            YES         ABSTAIN           AGAINST

provision on the authorization in Article 5A in

accordance with the new Danish Companies Act so that

the maximum of one half of the amount of the share

capital is omitted and the authorization is granted

for a new five year period; and that the limit in the

 existing authorization of a maximum amount of DKK 2

billion is reduced to a maximum amount of DKK 1

PROPOSAL #6.c: Amend, as a consequence of the revised        ISSUER            YES         ABSTAIN           AGAINST

 terminology in the new Danish Companies Act, Article

 6 and Schedule C of the Articles of Association so

that the Danish terminology concerning register of

shareholders and registrar is changed

PROPOSAL #6.d: Amend Article 7 and Schedule C of the         ISSUER            YES         ABSTAIN           AGAINST

Articles of Association, since the Danish Securities

Center has changed its name to VP Securities A/S, by

inserting the new name

PROPOSAL #6.e: Amend, as a result of the new Danish          ISSUER            YES         ABSTAIN           AGAINST

Companies Act, Article 8 of the Articles of

Association so that the 1/10 minority protection

requirement is reduced to 1/20 and so that the notice

 periods is changed from no more than four weeks and

no less than two weeks to no more than five weeks and

 no less than three weeks; that the deadline for a

shareholder's written request to have an item

included on the agenda is changed from within four

weeks to within six weeks of the AGM; and approve

that the wording of Article 8 is adjusted and

specified in accordance with the wording of the new

Danish Companies Act

PROPOSAL #6.f: Amend Article 9 of the Articles of              ISSUER            YES         ABSTAIN           AGAINST

Association by making available a number of documents

 available on the Company website before the general

meeting is held as per the new Danish Companies Act

PROPOSAL #6.g: Amend Article 10 of the Articles of            ISSUER            YES         ABSTAIN           AGAINST

Association so that the concept in the new Danish

Companies Act of the date of registration is

incorporated into the Articles of Association; that

the restriction to the validity of a proxy is removed

 and that a provision is as added to Article 10

reflecting the rules on voting by post as set out in

the new Danish Companies Act; and that the new rule

in the Danish Companies Act, pursuant to which

proxies may be accompanied by an advisor, is inserted

 into Article 10

PROPOSAL #6.h: Amend, as a consequence of the new              ISSUER            YES         ABSTAIN           AGAINST

Danish Companies Act, the reference to the Companies

Act (in Danish: Aktieselskabsloven) in Article 11 of

the Articles of Association to the Companies Act (in

Danish: Selskabsloven); this will only affect the

Danish version of the Articles of Association; and

that the wording of Article 11 in accordance with the

 wording of the new Danish Companies Act be adjusted

PROPOSAL #6.i: Amend Article 12 to allow for both              ISSUER            YES         ABSTAIN           AGAINST

employees in Denmark and in foreign subsidiaries to

elect Employee Board Members in accordance with an

election regulation which will be approved by the

Board of Directors; and approve to adjust the wording

 of Article 12 in accordance with the wording of the

new Danish Companies Act

PROPOSAL #6.j: Approve to insert a provision                       ISSUER            YES         ABSTAIN           AGAINST

regarding electronic communication into Article 16 of

 the Articles of Association thus, among others,

allowing the Company to communicate with its

shareholders via e-mail; and that, as a result, the

present Articles 16-18 are renumbered as 17-19

PROPOSAL #6.k: Approve to insert a provision in the          ISSUER            YES         ABSTAIN           AGAINST

Company's Warrant Scheme of 03 AUG 2004 set out in

Schedule C to the Articles of Association, so that a

warrant holder is obligated to give notice of changes

 in the warrant holders contact information; to

insert a provision in Schedule C so that a warrant

holder transferring warrants to a wholly-owned

Company is obligated to notify the Company and

present proof of the transfer

PROPOSAL #7: Authorize the Chairman of the general            ISSUER            YES         ABSTAIN           AGAINST

meeting to register the resolutions passed by the

general meeting with the Danish Commerce and

Companies Agency and to make such amendments and

additions thereto or therein, including the Articles

of Association of the Company, as the Danish Commerce

 and Companies Agency may require for registration

PROPOSAL #8: Miscellaneous                                                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GENTING PLANTATIONS BHD

  TICKER:                  N/A                 CUSIP:   Y26930100

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Audited financial         ISSUER            YES             FOR                  FOR

statements for the FYE 31 DEC 2009 and the Directors'

 and Auditors' reports thereon

PROPOSAL #2: Approve the declaration of a final                 ISSUER            YES             FOR                  FOR

dividend of 5.25 sen less 25% tax per ordinary share

of 50 sen each for the FYE 31 DEC 2009 to be paid on

15 JUL 2010 to members registered in the record of

depositors on 30 JUN 2010

PROPOSAL #3: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

of MYR 521,300 for the FYE 31 DEC 2009

PROPOSAL #4: Re-elect Tan Sri Lim Kok Thay as a                 ISSUER            YES             FOR                  FOR

Director of the Company pursuant to Article 99 of the

 Articles of the Association of the Company

PROPOSAL #5: Re-elect Mr. Quah Chek Tin as a Director        ISSUER            YES             FOR                  FOR

 of the Company pursuant to Article 99 of the

Articles of the Association of the Company

PROPOSAL #6: Re-appoint Tan Sri Mohd Amin bin Osman          ISSUER            YES             FOR                  FOR

as a Director of the Company, who retires in

accordance with Section 129 of the Companies Act,

1965, to hold office until the conclusion of the next

PROPOSAL #7: Re-appoint Lt. Gen.  B  Dato' Haji Abdul        ISSUER            YES             FOR                  FOR

 Jamil bin Haji Ahmad as a Director of the Company,

who retires in accordance with Section 129 of the

Companies Act, 1965, to hold office until the

conclusion of the next AGM

PROPOSAL #8: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditors of the Company and authorize the Directors

to fix their remuneration

PROPOSAL #9: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

subject always to the Companies Act, 1965, the

Articles of Association of the Company, the Main

Market Listing Requirements of Bursa Malaysia

Securities Berhad  MMLR  and the approval of any

relevant Governmental and/or regulatory authorities,

where such approval is required, pursuant to the

Section 132 D of the Companies Act, 1965 to:  1 issue

 and allot shares in the Company; and/or  2  issue,

make or grant offers, agreements, options or other

instruments that might or would require shares to be

issued  collectively, Instruments  during and/or

after the period the approval granted by this

resolution is in force, at any time and upon such

terms and conditions and for such purposes as the

Directors may, in their absolute discretion deem fit,

 provided that: CONTD..

PROPOSAL #CONT: ..CONTD  i  the number of shares to          ISSUER             NO              N/A                  N/A

be issued pursuant to the authority granted under

this resolution, when aggregated with all shares

issued and/or shares that are capable of being issued

 from the instruments issued pursuant to Section 132

D of the Companies Act, 1965 in the preceding 12

months calculated in accordance with the MMLR , does

not exceed 10% of the issued and paid-up share

capital of the Company at the time of issuance,

making or granting the instruments, and  ii  for the

purpose of determining the number of shares which are

 capable of being issued from the instruments, each

instrument is treated as giving rise to the maximum

number of shares into which it can be converted or

PROPOSAL #CONT: ..CONTD  Authority shall continue in         ISSUER             NO              N/A                  N/A

force until the conclusion of the next AGM of the

Company or when it is required by the law to be held,

 which ever is earlier ; authorize the Directors of

the Company to take all such action that may be

necessary and/or desirable to give effect to this

resolution and in connection therewith to enter into

and execute on behalf of the Company any instrument,

agreement and/or arrangement with any person, and in

all cases with full power to assent to any condition,

 modification, variation and/or amendment  if any ,

in connection therewith; and to obtain the approval

for the Listing of and quotation for the additional

shares so issued on Bursa Malaysia Securities Berhad

PROPOSAL #10: Authorize the Company, subject to                 ISSUER            YES             FOR                  FOR

compliance with all applicable laws, the Company's

Articles of Association, and the regulations and

guidelines applied from time to time by Bursa

Malaysia Securities Berhad  Bursa Securities and/or

any other relevant regulatory authorities: a) to

utilize up to the aggregate of the total retained

earnings and share premium account of the Company

based on its latest Audited financial statements

available up to the date of transaction, to purchase

from time to time during the validity of the approval

 and authority under this resolution, such number of

ordinary shares of 50 SEN each in the Company  as may

 be determined by the Directors of the Company  on

Bursa Securities upon such terms and conditions as

the Directors may deem fit and expedient in the

interests of the Company, provided that the aggregate

 number of shares to be purchased and/or held by the

Company pursuant to CONTD..

PROPOSAL #CONT: ..CONTD this resolution does not                ISSUER             NO              N/A                  N/A

exceed 10% of the total issued and paid-up ordinary

share capital of the Company at the time of purchase,

 and provided that in the event that the Company

ceases to hold all or any part of such shares as a

result of  among others  cancellations, sales and/or

distributions of any of these shares so purchased,

the Company shall be entitled to further purchase

and/or hold such additional numbers of shares as

shall  in aggregate with the shares then still held

by the Company  not exceed 10% of the total issued

and paid-up ordinary share capital of the Company at

the time of purchase; based on the Audited financial

statements of the Company for the FYE 31 DEC 2009,

the Company's retained earnings and share premium

account were approximately MYR 2,530.1 million and

MYR 42.1 million respectively; b) approval and

authority conferred by this resolution shall commence

 on the passing of this CONTD..

PROPOSAL #CONT: ..CONTD resolution, and shall remain         ISSUER             NO              N/A                  N/A

valid and in full force and effect until:  i  the

conclusion of the next AGM is required by law to be

held, unless earlier revoked or varied by ordinary

resolution of the members of the Company in general

meeting, whichever occurs first; c) autorize the

Directors of the Company in their absolute

discretion, to deal with any shares purchased and any

 existing treasury shares  the said shares  in the

following manner:  i  cancel the said shares; and/or

 ii  retain the said shares as treasury shares;

and/or  iii  distribute all or part of the said

shares as dividends to shareholders, and/or resell

all or part of the said shares on Bursa Securities in

 accordance with the relevant rules of Bursa

Securities and/or cancel all or part of the said

shares, or in any other manner as may be prescribed

by all applicable laws and/or regulations and

guidelines applied from time to time by Bursa

PROPOSAL #CONT: ..CONTD relevant authority for the            ISSUER             NO              N/A                  N/A

time being in force and that the authority to deal

with the said shares shall continue to be valid until

 all the said shares have been dealt with by the

Directors of the Company; and d) to take all such

actions that may be necessary and/or desirable to

give effect to this resolution and in connection

therewith to enter into and execute on behalf of the

Company any instrument, agreement and/or arrangement

with any person, and in all cases with full power to

assent to any condition, modification, variation

and/or amendment  if any  as may be imposed by any

relevant regulatory authority or Bursa Securities

and/or to do all such Acts and things as the

Directors may deem fit and expedient in the best

PROPOSAL #11: Authorize the Company and/or its                   ISSUER            YES             FOR                  FOR

subsidiaries to enter into any of the transactions

falling within the types of recurrent related party

transactions of a revenue or trading nature with the

related parties as set out in Section 2.3 under Part

B of the document to shareholders dated 17 MAY 2010

provided that such transactions are undertaken in the

 ordinary course of business, at arm/s length and

based on commercial terms and on terms which are not

more favourable to the related party than those

generally available to/from the public and are not,

in the Company's opinion, detrimental to the minority

 shareholders and that the breakdown of the aggregate

 value of the recurrent related party transactions

conducted/to be conducted during the FY, including

the types of recurrent related party CONTD...

PROPOSAL #CONT: ..CONTD transactions made and the              ISSUER             NO              N/A                  N/A

names of the related parties, will be disclosed in

the annual report of the Company pursuant to the

requirements of the Main Market Listing Requirements

of Bursa Malaysia Securities Berhad; such approval

shall continue to be in force until:  i  the

conclusion of the next AGM  AGM  of the Company

following this AGM at which such proposed

shareholders mandate is passed, at which time it will

 lapse, unless by a resolution passed at the meeting,

 the authority is renewed;  ii  the expiration of the

 period within which the next AGM of the Company

after that date is required to be held pursuant to

Section 143 1  of the Companies Act, 1965  but shall

not extend to such extension as may be allowed

pursuant to Section 143 2  of the Companies Act, 1965

 ; or  iii  revoked or varied by resolution passed by

 the shareholders in general meeting, whichever is

PROPOSAL #S.1: Approve and adopt the amendments to            ISSUER            YES             FOR                  FOR

the existing Articles of Association of the Company

as proposed and set forth under part C of the

document to shareholders dated 17 MAY 2010; and

autorize the Directors of the Company to do all acts

and things and take all such steps as they may

consider necessary and/or desirable to give full

effect to these amendments to the Articles of

Association of the Company

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GENUS PLC

  TICKER:                  N/A                 CUSIP:   G3827X105

  MEETING DATE:      11/12/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the Company's                 ISSUER            YES         AGAINST           AGAINST

audited financial statements and the Directors and

the Auditors reports for the YE 30 JUN 2009

PROPOSAL #2.: Approve the Directors remuneration                ISSUER            YES             FOR                  FOR

report for the YE 30 JUN 2009

PROPOSAL #3.: Declare and approve a final dividend of        ISSUER            YES             FOR                  FOR

 11 pence per ordinary share, payable to shareholders

 on the Register of Members at the close of business

on 11 DEC 2009

PROPOSAL #4.: Elect Mike Buzzacott as a Director of          ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #5.: Re-elect Barry Furr as a Director of            ISSUER            YES         AGAINST           AGAINST

the Company, who retires by rotation

PROPOSAL #6.: Re-appoint Deloitte & Touche LLP as the        ISSUER            YES         AGAINST           AGAINST

 Auditors of the Company to hold office from the

conclusion of the AGM until the conclusion of the

next general meeting of the Company at which

financial statements are laid and authorize the

Directors to agree the Auditors remuneration

PROPOSAL #7.: Authorize the Directors, in accordance         ISSUER            YES             FOR                  FOR

with Section 80 of the Companies Act 1985 [the Act],

to allot relevant securities [Section 80(2) of the

Act] up to a maximum aggregate nominal amount of GBP

1,646,412 being 16,464,126 Ordinary Shares of 10

pence each [Ordinary Shares]; [Authority expires at

the conclusion of the next AGM of the Company]; and

the Directors may allot relevant securities after the

 expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry

PROPOSAL #S.8: Authorize the Directors, subject to            ISSUER            YES             FOR                  FOR

and conditional on the passing of Resolution 7 and

pursuant to Section 95 of the Act, to allot equity

securities [Section 94(2) to Section 94(3A) of the

Act] for cash, pursuant to the authority conferred by

 Resolution 7, disapplying the statutory pre-emption

rights [Section 89(1) of the Act], provided that this

 power is limited to the allotment of equity

securities: 1) in connection with an offer of such

securities by way of rights issue; and 2) up to an

aggregate nominal amount of GBP 297,626 being

2,976,263 ordinary shares representing not more than

5% of the issued share capital of the Company as at

30 JUN 2009; [Authority expires at the conclusion of

the next AGM of the Company]; and the Directors to

allot equity securities after the expiry of this

authority in pursuance of such an offer or agreement

made prior to such expiry; and this power applies in

relation to a sale of shares which is an allotment of

 equity securities by virtue of Section 94(3A) of the

 Act as specified in this resolution the words

pursuant to the authority conferred by Resolution 7

PROPOSAL #S.9: Authorize the Company, subject to and         ISSUER            YES             FOR                  FOR

in accordance with Article 9 of the Company's

Articles of Association, to make market purchases

[Section 163(3) of the Act] of up to 5,952,527

[representing 10% of the Company's issued ordinary

share capital as at 30 JUN 2009] ordinary shares, at

a minimum price which may be paid for an ordinary

shares is 10 pence and up to 105% of the average

middle market quotations for an ordinary shares as

derived from the London Stock Exchange Daily official

 List for the 5 business days before the day on which

 such shares is contracted to be purchased and the

amount stipulated by Article 5(1) of the Buy-back and

 Stabilization Regulation 2003; [Authority expires

the earlier of the conclusion of the next AGM of the

Company or 18 months]; the Company, before the

expiry, may make a contract to purchase ordinary

shares which will or may be executed wholly or partly

PROPOSAL #S.10: Approve that other than an AGM may be        ISSUER            YES             FOR                  FOR

 called on not less than 14 clear days notice;

[Authority expires at the conclusion of the AGM of

the Company]

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  ISSUER:                  GENWORTH MI CDA INC

  TICKER:                  N/A                 CUSIP:   37252B102

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receiving the consolidated financial              ISSUER             NO              N/A                  N/A

statements of the Company for the FYE 31 DEC 2009

Fiscal 2009  and the report of the Auditors on such

statements

PROPOSAL #1: Election of Brian Hurley, Peter                       ISSUER            YES         AGAINST           AGAINST

Vukanovich, Robert Brannock, Robert Gillespie, Sidney

 Horn, Brian Kelly, Samuel Marsico, Leon Roday and

Jerome Upton as the Directors of the Corporation, as

specified

PROPOSAL #2: Appointment of KPMG LLP, to serve as the        ISSUER            YES             FOR                  FOR

 Auditors of the Corporation for the ensuing year and

 authorize the Directors to fix their remuneration as

 such

PROPOSAL #3: Transact such other business                             ISSUER             NO              N/A                  N/A

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  ISSUER:                  GEO CORPORATION

  TICKER:                  N/A                 CUSIP:   J1710A106

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Expand Business Lines        ISSUER            YES             FOR                  FOR

PROPOSAL #3: Allow Board to Authorize Use of Stock            ISSUER            YES         AGAINST           AGAINST

Option Plan

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  ISSUER:                  GEO VISION INC

  TICKER:                  N/A                 CUSIP:   Y2703D100

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #1.3: The status of the 2009 local secured          ISSUER             NO              N/A                  N/A

convertible bonds

PROPOSAL #2.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #2.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 8.0 per share

PROPOSAL #2.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #2.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #2.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #2.6.1: Election of Lee, Chien-Pang/ ID /            ISSUER            YES             FOR                  FOR

shareholder NO: 3 as a Director

PROPOSAL #2.6.2: Election of Liu, Liang-Chun/ ID /            ISSUER            YES             FOR                  FOR

shareholder NO: K220281101 as an Independent Director

PROPOSAL #2.7: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #3.: Other issues and extraordinary motions         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GEODYNAMICS LTD

  TICKER:                  N/A                 CUSIP:   Q4019X100

  MEETING DATE:      11/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, including        ISSUER             NO              N/A                  N/A

 the Directors' Declaration, for the YE 30 JUN 2009

and the related Directors' report and the audit report

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

FYE 30 JUN 2009

PROPOSAL #3.: Re-elect Mr. Martin Albrecht as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

Article 14.4 of the Company's Constitution

PROPOSAL #4.: Re-elect Mr. Andrew Stock as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

Article 14.4 of the Company's Constitution

PROPOSAL #5.: Elect Mr. Robert Davies as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Approve, for the purpose of Listing              ISSUER            YES         AGAINST           AGAINST

Rule 10.14, under the Geodynamics Long Term Incentive

 Plan, to grant 80,275 fully paid ordinary shares and

 462,348 options to Mr. Gerry Grove-White on the

terms and conditions as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GEORG FISCHER AG, SCHAFFHAUSEN

  TICKER:                  N/A                 CUSIP:   H26091142

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Designation of the minute-taker and              ISSUER             NO              N/A                  N/A

election of the scrutineers

PROPOSAL #2.: Receive the annual report, including            ISSUER            YES             FOR                  FOR

the annual accounts and consolidated financial

statements for 2009

PROPOSAL #3.: Approve not to distribute a dividend            ISSUER            YES             FOR                  FOR

and to carry the retained earnings forward to a new

PROPOSAL #4.: Grant discharge to the Board of                     ISSUER            YES             FOR                  FOR

Directors and the Executive Committee

PROPOSAL #5.: Amend Articles 4.4a and 4.4b of                     ISSUER            YES         AGAINST           AGAINST

Articles of Association

PROPOSAL #6.1: Re-elect Bruno Hug as a Member of the         ISSUER            YES             FOR                  FOR

Board of Director, for a term of 2 years

PROPOSAL #6.2: Re-elect Ulrich Graf as a Member of            ISSUER            YES             FOR                  FOR

the Board of Directors for a term of 4 years

PROPOSAL #6.3: Election of Andreas Koopmann as a                ISSUER            YES             FOR                  FOR

Member of the Board of Directors for a term of 4 years

PROPOSAL #7.: Election of KPMG Ltd as the Auditors,          ISSUER            YES             FOR                  FOR

for a one year term

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GEOX S P A

  TICKER:                  N/A                 CUSIP:   T50283109

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement and of          ISSUER             NO              N/A                  N/A

consolidated financial statement at 31 DEC 2009

report of the Board of Directors, of the Board of

Auditors and of the Independent Auditors destination

of profits any adjournment thereof

PROPOSAL #2: Appointment and determination of number         ISSUER             NO              N/A                  N/A

of member of the Board of Directors

PROPOSAL #3: Approve the emolument of the Directors           ISSUER             NO              N/A                  N/A

PROPOSAL #4: Appointment and determination of                     ISSUER             NO              N/A                  N/A

emolument of the Board of Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GERDAU AMERISTEEL CORP

  TICKER:                  N/A                 CUSIP:   37373P105

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Elect Mr. Phillip E. Casey as a                   ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #A.2: Elect Mr. Joseph J. Heffernan as a              ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #A.3: Elect Mr. Jorge Gerdau Johannpeter as         ISSUER            YES             FOR                  FOR

a Director for the ensuing year

PROPOSAL #A.4: Elect Mr. Frederico C. Gerdau                       ISSUER            YES             FOR                  FOR

Johannpeter as a Director for the ensuing year

PROPOSAL #A.5: Elect Mr. Andre Gerdau Johannpeter as         ISSUER            YES             FOR                  FOR

a Director for the ensuing year

PROPOSAL #A.6: Elect Mr. Claudio Johannpeter as a              ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #A.7: Elect Mr. J. Spencer Lanthier as a              ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #A.8: Elect Mr. Mario Longhi as a Director          ISSUER            YES             FOR                  FOR

for the ensuing year

PROPOSAL #A.9: Elect Mr. Richard Mccoy as a Director         ISSUER            YES             FOR                  FOR

for the ensuing year

PROPOSAL #A.10: Elect Mr. Rick J. Mills as a Director        ISSUER            YES             FOR                  FOR

 for the ensuing year

PROPOSAL #A.11: Elect Mr. Arthur Scace as a Director         ISSUER            YES             FOR                  FOR

for the ensuing year

PROPOSAL #b.: Appoint Deloitte & Touche LLP as the            ISSUER            YES             FOR                  FOR

Auditors of Gerdau Ameristeel and authorize the

Directors to fix the Auditors' remuneration

PROPOSAL #C.: Approve the Equity Incentive plan of            ISSUER            YES             FOR                  FOR

Gerdau Ameristeel as adopted by the Board of Directors

PROPOSAL #D.: Transact any other business                             ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GERRY WEBER INTERNATIONAL AG, HALLE

  TICKER:                  N/A                 CUSIP:   D95473225

  MEETING DATE:      6/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2008/2009

financial year with the report of the Supervisory

Board, the group financial statements, the group

annual report, and the reports pursuant to Sections

289(4) and 315(4) of the German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 52,472,854.94 as follows:

 Payment of a dividend of EUR 0.85 per share EUR

25,000,000 shall be allocated to other revenue

reserves EUR 9,778,199.24 shall be carried forward

Ex-dividend and payable date: 02 JUNE 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board Proprietor

PROPOSAL #5.: Authorization to acquire own shares the        ISSUER            YES             FOR                  FOR

 company shall be authorized to acquire own shares of

 up to 10 percent of its share capital, at prices not

 deviating more than 5 percent from their market

price, on or before MAY 31, 2015 the Board of

Managing Directors shall be authorized to use the

shares for all legally permissible purposes,

especially to dispose of the shares in a manner other

 than the stock exchange or a rights offering if they

 are sold at a price not materially below their

market price, to use the shares for acquisition

purposes, and to retire the shares

PROPOSAL #6.a: Elections to the Supervisory Board:            ISSUER            YES             FOR                  FOR

Ernst F. Schroeder

PROPOSAL #6.b: Elections to the Supervisory Board:            ISSUER            YES             FOR                  FOR

Udo Hardieck

PROPOSAL #6.c: Elections to the Supervisory Board:            ISSUER            YES             FOR                  FOR

Charlotte Weber-Dresselhaus

PROPOSAL #6.d: Elections to the Supervisory Board:            ISSUER            YES             FOR                  FOR

Wolf-Albrecht Prautzsch

PROPOSAL #7.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association in connection with the shareholder rights

 directive implementation Law [ARUG] a) Section 9(1)

shall be amended in respect of the Supervisory Board

comprising 6 members, four members elected at the

shareholders' meeting and two members by the

employees, b) Section 12(1) shall be amended in

respect of invitations being issued orally, in

written form or by electronic means, c) Section 12(5)

 shall be amended in respect of the Supervisory Board

 chairman having the deciding vote in the event of a

tie, d) Section 12(6) shall be amended in respect of

resolutions in oral and written form or by electronic

 means being signed by the chairman, e) Section 14(3)

 shall be amended in respect of the shareholders'

meeting being announced at least 30 days prior to the

 date of the meeting, f) Section 14(4) shall be

appended in respect of shareholder meeting

announcements being made by electronic means, g)

Section 15(1) shall be amended in respect of

shareholders being entitled to participate and vote

at the shareholders' meeting if they register with

the company and provide evidence of their

shareholding six days in advance, h) Section 15(2)

shall be amended in respect of evidence of the share-

holding being issued by the financial institution, i)

 Section 15(3) shall be amended in respect of online

participation in shareholders' meetings, j) Section

17(2) shall be amended in respect of voting rights

being exercised by proxy k) Section 17(a) shall be

appended in respect of the Board Managing Directors

having the power to allow the audiovisual

transmission of the shareholders' meeting, l) Section

 19 shall be amended in respect of the distributable

profit being distributed to the shareholders in

relation to their holding, m) Section 23 shall be

amended in respect of the company being authorized to

 communicate with shareholders by electronic means

PROPOSAL #8.: Appointment of Auditors for the                     ISSUER            YES             FOR                  FOR

2009/2010 FY: MAZARS GmbH, Bielefeld

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GETINGE AB

  TICKER:                  N/A                 CUSIP:   W3443C107

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of Carl Bennet as the Chairman         ISSUER            YES             FOR                  FOR

of the AGM

PROPOSAL #3: Approve the voting list                                     ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of two persons to approve the          ISSUER            YES             FOR                  FOR

Minutes

PROPOSAL #6: Approve to determine the compliance with        ISSUER            YES             FOR                  FOR

 the rules of convocation

PROPOSAL #7.a: Presentation of the annual report and         ISSUER             NO              N/A                  N/A

the Auditor's report

PROPOSAL #7.b: Presentation of the consolidated                 ISSUER             NO              N/A                  N/A

accounts and the Group Auditor's report

PROPOSAL #7.c: Presentation of the statement by the          ISSUER             NO              N/A                  N/A

Auditor on the compliance of the guidelines for

remuneration to senior Executives applicable since

the last AGM

PROPOSAL #7.d: Presentation of the Board's proposal          ISSUER             NO              N/A                  N/A

for appropriation of the Company's profit and the

Board's motivated statement thereon, and in

connection hereto, an account for the work of Board

of Directors including the work and functions of the

remuneration committee and the audit committee

PROPOSAL #8: Approve the Chief Executive Officer's            ISSUER            YES             FOR                  FOR

report

PROPOSAL #9: Adopt the statement of income and the            ISSUER            YES             FOR                  FOR

balance sheet as well as the consolidated profit and

loss account and the consolidated balance sheet

PROPOSAL #10: Declare a dividend of SEK 2.75 per                ISSUER            YES             FOR                  FOR

share; and approve that the record date for the

dividend shall be Monday 26 APR 2010; if the AGM

resolves in accordance with the proposal, the

dividend is expected to be distributed by Euroclear

Sweden AB starting Thursday 29 APR 2010

PROPOSAL #11: Grant discharge, from liability, to the        ISSUER            YES             FOR                  FOR

 Board of Directors and the Chief Executive Officer

PROPOSAL #12: Approve to determine the number of                ISSUER            YES             FOR                  FOR

Board Members at 7 without Deputy Members

PROPOSAL #13: Approve that the Board fees, excluding         ISSUER            YES             FOR                  FOR

remuneration for committee work, shall amount to a

total of SEK 3,150,000, of which SEK 900,000 to the

Chairman and SEK 450,000 to each of the other Board

Members elected by the meeting who are not employees

of the Getinge Group; that a total of SEK 630,000

shall be paid for the work in the Audit Committee, of

 which SEK 210,000 to the Chairman and SEK 105,000 to

 each of the other Members; that a total of SEK

270,000 shall be paid for work in the Remuneration

Committee, of which SEK 110,000 to the Chairman and

SEK 80,000 to each of the other Members

PROPOSAL #14: Re-elect Carl Bennet, Johan Bygge, Rolf        ISSUER            YES             FOR                  FOR

 Ekedahl, Carola Lemne, Johan Malmquist and Johan

Stern as the Board Members; and Carl Bennet  as the

Chairman of the Board; and election of Cecilia Daun

Wennborg as new Member of the Board

PROPOSAL #15: Approve the guidelines for remuneration        ISSUER            YES             FOR                  FOR

 to the Senior Executives

PROPOSAL #16: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

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  ISSUER:                  GFI INFORMATIQUE SA, PARIS

  TICKER:                  N/A                 CUSIP:   F4465Q106

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements for          ISSUER            YES             FOR                  FOR

the FY 2009

PROPOSAL #O.2: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the FY 2009

PROPOSAL #O.3: Approve the allocation of income for          ISSUER            YES             FOR                  FOR

the FY 2009

PROPOSAL #O.4: Approve the determination of the                 ISSUER            YES             FOR                  FOR

amount of attendance allowances

PROPOSAL #O.5: Approve the Regulated Agreement with          ISSUER            YES         AGAINST           AGAINST

the Company Auteuil Conseil

PROPOSAL #O.6: Approve the Agreements and                            ISSUER            YES             FOR                  FOR

Undertakings referred to in the special report of the

 Statutory Auditors

PROPOSAL #O.7: Approve the renewal of Mr. Vincent              ISSUER            YES             FOR                  FOR

Rouaix's term as a Board Member

PROPOSAL #O.8: Approve the renewal of Mr. Bernard              ISSUER            YES             FOR                  FOR

Pache's term as a Board Member

PROPOSAL #O.9: Approve the renewal of Mr. Patrick de         ISSUER            YES             FOR                  FOR

Giovanni's term as a Board Member

PROPOSAL #O.10: Approve the renewal of Mr. Jean-Herve        ISSUER            YES             FOR                  FOR

 Lorenzi's term as a Board Member

PROPOSAL #O.11: Approve the renewal of term of the            ISSUER            YES             FOR                  FOR

Company Itefin Participations as a Board Member

PROPOSAL #O.12: Appointment of Mr. Jean-Paul Lepeytre        ISSUER            YES             FOR                  FOR

 as Censor

PROPOSAL #O.13: Appointment of the cabinet Grant                ISSUER            YES             FOR                  FOR

Thornton as principal Statutory Auditor

PROPOSAL #O.14: Appointment of the cabinet Institut          ISSUER            YES             FOR                  FOR

de gestion et d'expertise comptable  IGEC

PROPOSAL #O.15: Authorization the Board of Directors         ISSUER            YES             FOR                  FOR

for the Company to purchase its own shares

PROPOSAL #E.16: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue with preferential subscription rights shares

and/or securities giving access to the capital of the

 Company

PROPOSAL #E.17: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue without preferential subscription rights shares

 and/or securities giving access to the capital of

the Company

PROPOSAL #E.18: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the number of issuable securities in the

event of capital increase with or without

preferential subscription rights

PROPOSAL #E.19: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the share capital by incorporation of

reserves or premiums and allocation of shares or

increase of the nominal value of the existing shares

PROPOSAL #E.20: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue shares reserved for employees of the Goupe GFI

Informatique as part of the Company Saving Plan

PROPOSAL #E.21: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

carry out in favor of Corporate Officers and

Employees of the Groupe GFI Informatique free

allocations of shares existing or to be issued

PROPOSAL #E.22: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce the share capital by cancellation of treasury

shares

PROPOSAL #E.23: Powers to accomplish formalities                ISSUER            YES             FOR                  FOR

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  ISSUER:                  GFK SE, NUERNBERG

  TICKER:                  N/A                 CUSIP:   D2823H109

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the reports

 pursuant to Sections 289(4), 289(5) and 315(4) of

the German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 120,040,145.35 as

follows: Payment of a dividend of EUR 0.30 per no-par

 share EUR 109,255,936.45 shall be carried forward

Ex-dividend and payable date: 20 MAY 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: KPMG AG, Nuremberg

PROPOSAL #6.: Resolution on the remuneration for the         ISSUER            YES             FOR                  FOR

Supervisory Board for the 2009 FY - Arno Mahlert: EUR

 88,000 - Stefan Pfander: EUR 52,800 - Christoph

Achenbach: EUR 33,200 - Wolfgang C. Berndt: EUR

47,300 - Stephan Gemkow: EUR 16,600 - Stephan

Lindeman: EUR 16,900 - Shani Orchard: EUR 26,100 -

Juergen Schreiber: EUR 6,500 - Hauke Stars: EUR

23,800 - Dieter Wilbois: EUR 35,200 - Raimund

Wildner: 6,600

PROPOSAL #7.: Amendment to Section 9 of the Articles         ISSUER            YES             FOR                  FOR

of Association in respect of the size of the

Supervisory Board being increased to 10 Members of

which 4 Members are appointed by the employees

PROPOSAL #8.a: Election of Christoph Achenbach to the        ISSUER            YES             FOR                  FOR

 Supervisory Board

PROPOSAL #8.b: Election of Wolfgang C. Berndt to the         ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #8.c: Election of Arno Mahlert to the                   ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #8.d: Election of Stefan Pfander to the                ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #8.e: Election of Hauke Stars to the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #8.f: Election of Stephan Gemkow to the                ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #9.: Authorization to acquire own shares,            ISSUER            YES             FOR                  FOR

the Company shall be authorized to acquire own shares

 of up to 10% of its share capital, at prices not

deviating more than 10% from the market price of the

shares, on or before 18 MAY 2015, the Board of

Managing Directors shall be authorized to dispose of

the shares in a manner other than the stock exchange

or by way of a rights offering if the shares are sold

 at a price not materially below the market price of

the shares and to use the shares in connection with

mergers and acquisitions or for satisfying conversion

 and/or option rights, and to retire the shares

PROPOSAL #10.: Amendments to the Articles of                       ISSUER            YES             FOR                  FOR

Association in accordance with the Law on the

Implementation of the Shareholder Rights Directive

(ARUG) Section 17(3), in respect of the shareholders

Meeting being convened at least 36 days prior to the

meeting, the day of the convocation and the day of

the shareholders, meeting not being included in the

calculation of the 36 day period Section 17(4), in

respect of the Board of Managing Directors being

authorized to permit the audiovisual transmission of

the shareholders, Meeting Section 18(1), in respect

of shareholders being entitled to participate in and

vote at the shareholders, Meeting if they register

with the company by the sixth day prior to the

meeting Section 18(2), in respect of shareholders

being obliged to provide evidence of their

shareholding as per the statutory Record date Section

 20(1), in respect of proxy-voting instructions being

 issued in written form or an other manner determined

PROPOSAL #11.: Resolutions on the conclusion                       ISSUER            YES             FOR                  FOR

of/amendments to Company agreements with subsidiaries

 of the Company approval of the profit transfer

agreement with the Company's wholly-owned subsidiary,

 GFK North America Holding gmbh, effective for a

period of at least 5 years approval of the profit

transfer agreement with the Company's wholly-owned

subsidiary, Enigma GFK Medienund Marketingforschung

Gmbh, effective for a period of at least 5 years

approval of the profit transfer agreement with the

Company's wholly-owned subsidiary, GFK Geo-Marketing

Gmbh, effective for a period of at least 5 years

approval of the amendments to the current profit

transfer agreement with the Company's subsidiary, GFK

 Retail and Technology Gmbh, which also include the

adjustment of the minimum compensation payment to

outside shareholders of GFK Retail and Technology

Gmbh the minimum compensation payment being now EUR

294 per share approval of the amendments to the

current control and profit transfer agreement with

the Company's subsidiary, ENCODEX International Gmbh,

 which also include the adjustment of the

compensation payment to outside shareholders of

ENCODEX International Gmbh the fixed compensation

payment being now EUR 21.91 per share

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GIANTPLUS TECHNOLOGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y2709S101

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The establishment for the rules of the        ISSUER             NO              N/A                  N/A

 Board meeting

PROPOSAL #A.4: The explanation to the cause of the            ISSUER             NO              N/A                  N/A

exclusion of the proposals submitted by shareholders

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit of year 2009

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.6: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GIGA-BYTE TECHNOLOGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y2711J107

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #1.3: The revision for the rules of the                ISSUER             NO              N/A                  N/A

Board meeting

PROPOSAL #1.4: The status of buyback treasury stock          ISSUER             NO              N/A                  N/A

resolution

PROPOSAL #1.5: Other reports resolution                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #2.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2.5 per share

PROPOSAL #2.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #2.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #2.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #2.6: Other discussion                                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Other issues and extraordinary                         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GILAT SATELLITE NETWORKS LTD, PETAH TIKVA

  TICKER:                  N/A                 CUSIP:   M51474118

  MEETING DATE:      12/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-appoint Kost Forer Gabbay & Kasierer        ISSUER            YES         ABSTAIN           AGAINST

 as a Member of Ernst & Young Global as the

Independent Auditors for the Company until the next

AGM of the Company's shareholders and authorize the

Audit Committee and Board of Directors of the Company

 to determine the compensation of the Independent

PROPOSAL #2.1: Re-appoint the Officiating Director            ISSUER            YES         ABSTAIN           AGAINST

Jeremy Blank for an additional year

PROPOSAL #2.2: Re-appoint the Officiating Director            ISSUER            YES         ABSTAIN           AGAINST

Udi Ganani for an additional year

PROPOSAL #2.3: Re-appoint the Officiating Director            ISSUER            YES         ABSTAIN           AGAINST

Amiram Levinberg for an additional year

PROPOSAL #2.4: Re-appoint the Officiating Director            ISSUER            YES         ABSTAIN           AGAINST

Karen Sarid for an additional year

PROPOSAL #2.5: Re-appoint the Officiating Director            ISSUER            YES         ABSTAIN           AGAINST

Izhak Tamir for an additional year

PROPOSAL #3.: Approve to extend the term of the                 ISSUER            YES         ABSTAIN           AGAINST

employment agreement between Gilat and our Chief

Executive officer and Chairman of the Board of

Directors, Mr. Amiram Levinberg, for an additional

two years until the end of the term of his service as

 Chairman of the Board of Director and under the same

 terms as currently in effect and to clarify the

terms of his option grant of 30 DEC 2008

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GILDAN ACTIVEWEAR INC

  TICKER:                  N/A                 CUSIP:   375916103

  MEETING DATE:      2/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Elect William D. Anderson as a                     ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.2: Elect Robert M. Baylis as a Director          ISSUER            YES             FOR                  FOR

for the ensuing year

PROPOSAL #1.3: Elect Glenn J. Chamandy as a Director         ISSUER            YES             FOR                  FOR

for the ensuing year

PROPOSAL #1.4: Elect Sheila O'Brien as a Director for        ISSUER            YES             FOR                  FOR

 the ensuing year

PROPOSAL #1.5: Elect Pierre Robitaille as a Director         ISSUER            YES             FOR                  FOR

for the ensuing year

PROPOSAL #1.6: Elect Richard P. Strubel as a Director        ISSUER            YES             FOR                  FOR

 for the ensuing year

PROPOSAL #1.7: Elect Gonzalo F. Valdes-Fauli as a              ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.8: Elect George Heller as a Director for         ISSUER            YES             FOR                  FOR

the ensuing year

PROPOSAL #1.9: Elect James R. Scarborough as a                   ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2.: Appoint KPMG LLP, Chartered                            ISSUER            YES             FOR                  FOR

Accountants, as the Auditors for the ensuing year

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GILDEMEISTER AG, BIELEFELD

  TICKER:                  N/A                 CUSIP:   D2825P117

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the formally adopted            ISSUER             NO              N/A                  N/A

annual financial statements of GILDEMEISTER

Aktiengesellschaft and the approved consolidated

financial statements as of 31 December 2009, the

management report for GILDEMEISTER Aktiengesellschaft

 and its group including the explanatory reports of

the Executive Board relating to the information

required under articles 289 (4) and (5), 315 (4) of

the German Commercial Code (Handelsgesetzbuch or

HGB), the recommendation of the Executive Board on

the appropriation of the net retained profit for

fiscal year 2009 and the report of the Supervisory

Board for fiscal year 2009.

PROPOSAL #2.: Resolution on the appropriation of net         ISSUER            YES             FOR                  FOR

retained profits

PROPOSAL #3.: Resolution on the formal ratification          ISSUER            YES             FOR                  FOR

of acts taken by members of the Executive Board

PROPOSAL #4.: Resolution on the formal ratification          ISSUER            YES             FOR                  FOR

of acts taken by members of the Supervisory Board

PROPOSAL #5.: Resolution on the appointment of the            ISSUER            YES             FOR                  FOR

auditor

PROPOSAL #6.: Resolution on the authorization to                ISSUER            YES             FOR                  FOR

purchase and use the Company's own shares and to

exclude pre-emptive rights

PROPOSAL #7.: Resolution on amendments to the                     ISSUER            YES             FOR                  FOR

Articles of Association related to the Annual General

PROPOSAL #8.: Resolution on approving the system for         ISSUER            YES             FOR                  FOR

compensating members of the Executive Board

PROPOSAL #9.: Resolution on amending the object of            ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #10.: Creation of new authorized capital and        ISSUER            YES             FOR                  FOR

 the related amendment to the Articles of Association

PROPOSAL #11.A: Supplementary election to the                     ISSUER            YES             FOR                  FOR

Supervisory Board: Mr. Prof. Dr. Edgar Ernst

PROPOSAL #11.B: Supplementary election to the                     ISSUER            YES             FOR                  FOR

Supervisory Board: Mr. Ulrich Hocker

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GIMV NV, ANTWERPEN

  TICKER:                  N/A                 CUSIP:   B4567G117

  MEETING DATE:      6/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize the Board of Directors, for a         ISSUER             NO              N/A                  N/A

period of 3 years, to acquire and/or sell own shares

if such action is necessary to prevent a serious and

imminent damage to the Company, and to replace the

words 25 JUN 2008 with 30 JUN 2010 in Article 11

serious and imminent damage  of the Articles of

incorporation accordingly

PROPOSAL #2.a: Report of the Board of Directors in            ISSUER             NO              N/A                  N/A

accordance with Article 604 Company Code in which the

 Board indicates in what special circumstances it

will be able to use the authorized capital and which

purposes it is pursuing in doing so

PROPOSAL #2b: Approve the renewal of the                              ISSUER             NO              N/A                  N/A

authorization granted to the Board of Directors to:

a  within a period 5 years as from the publication of

 the present resolution in the annexes to the Belgian

 Official Gazette  Belgisch Statsblad/Moniteru belge

, to increase the capital in one or several times

with a total amount of EUR 220,000,000, inter alia by

 means of contribution in cash or in kind within the

limits set forth by the Company Code, or by

conversion of reserves and of issue premiums, with or

 without issuing new voting or non-voting shares, or

by issuing subordinated or unsubordinated convertible

 bonds or by issuing warrants or bonds to which

warrants or other financial instruments are attached,

 or of other securities, such as shares under a stock

 option plan, within the limits of aforementioned

amount of EUR 220,000,000, with CONTD

PROPOSAL #CONT: CONTD or without the limitation or            ISSUER             NO              N/A                  N/A

cancellation of the preferential subscription right

of the existing shareholders, including in favor of

one or more specific persons, or personnel of the

Company or its affiliated Companies, and this in the

following special circumstances: when an unforeseen

urgent need for financing arises and market

conditions do not lend themselves to a public issue;

when it appears necessary to allow the Company to

react quickly to market opportunities, especially

with regard to full or partial acquisitions of

Companies, mergers and/or establishing strategic

alliances; whenever the costs of convening a general

shareholders meeting are disproportionate to the

amount of the intended capital increase; when, owing

to the pressing urgency of the particular situation,

PROPOSAL #CONT: CONTD the authorized capital                       ISSUER             NO              N/A                  N/A

procedure appears necessary in the interest of the

Company; when the Company wishers to issue shares,

warrants, options or other instruments to the

employees, Directors or Advisers of the Company or of

 its associated Companies; and for all transactions

related thereto;  b during a period of 3 years as

from the publication of the present resolution in the

 annexes to the Belgian Official Gazette  Belgisch

Statsblad/Moniteru belge , under the conditions and

within the limits set by Articles 605, 606 and 607 of

 the Company Code, to use the aforementioned

authorized capital, with or without the limitation or

 cancellation of the preferential subscription right

of the existing shareholders, as to defend the

Company in the event of a public take-over bid on the

PROPOSAL #CONT: CONTD by the Company; and                            ISSUER             NO              N/A                  N/A

consequently in the text of Article 8: authorized

capital, third Section, of the Articles of

Association to replace 20 JUN 2005 by 30 JUN 2010 and

 in the text of Article 8: authorized capital, fourth

 Section, of the Articles of Association to replace

PROPOSAL #3: Authorize the Managing Director, with            ISSUER             NO              N/A                  N/A

power of substitution, to coordinate the Articles of

Association in accordance with the abovementioned

modifications to the Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GIMV NV, ANTWERPEN

  TICKER:                  N/A                 CUSIP:   B4567G117

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #o.1: Presentation of the report of the                ISSUER             NO              N/A                  N/A

Board of Directors on the FYE 31 MAR 2010

PROPOSAL #o.2: Presentation of the Auditor's report          ISSUER             NO              N/A                  N/A

on the FYE 31 MAR 2010

PROPOSAL #o.3: Presentation of the consolidated                 ISSUER             NO              N/A                  N/A

annual accounts and the consolidated reports on the

FYE 31 MAR 2010

PROPOSAL #o.4: Approve the annual accounts on the FYE        ISSUER             NO              N/A                  N/A

 31 MAR 2010, including the adoption of the

appropriation of profit as proposed by the Board of

Directors, and adoption of a dividend of EUR 2.40 per

 share

PROPOSAL #o.5: Grant discharge to the Directors for          ISSUER             NO              N/A                  N/A

the performance of their duties during the FYE 31 MAR

 2010

PROPOSAL #o.6: Grant discharge to the Auditor for the        ISSUER             NO              N/A                  N/A

 performance of his duties during the FYE 31 MAR 2010

PROPOSAL #o7.a: Approve to acknowledge and accept the        ISSUER             NO              N/A                  N/A

 honourable resignation of Eddy Geysen as a Director

of the Company

PROPOSAL #o7.b: Appointment of Christ'l Joris as                ISSUER             NO              N/A                  N/A

Independent Director, Christ'l Joris meets the

functional, family and financial criteria of

independence as set out by article 526ter of the

Company Code, Christ'l Joris has furthermore

explicitly stated that she has nor had any

significant business connections with the company

which could harm her independence, a statement which

is endorsed by the Board of Directors, this term of

office will run for a period of four years until the

end of the general shareholders' meeting of 2014

PROPOSAL #o7.c: Appointment of Sophie Manigart as              ISSUER             NO              N/A                  N/A

Independent Director, Sophie Manigart meets the

functional, family and financial criteria of

independence as set out by article 526ter of the

Company Code. Sophie Manigart has furthermore

explicitly stated that she has nor had any

significant business connections with the company

which could harm her independence, a statement which

is endorsed by the Board of Directors, this term of

office will run for a period of four years until the

end of the general shareholders' meeting of 2014

PROPOSAL #o7.d: Appointment of Bart Van Hooland as            ISSUER             NO              N/A                  N/A

independent director. Bart Van Hooland meets the

functional, family and financial criteria of

independence as set out by article 526ter of the

Company Code. Bart Van Hooland has not further more

explicitly stated that he has nor had any significant

 business connections with the company which could

harm his independence, a statement which is endorsed

by the Board of Directors. This term of office will

run for a period of four years until the end of the

general shareholders' meeting of 2014

PROPOSAL #o7.e: Appointment of Dirk Boogmans as a              ISSUER             NO              N/A                  N/A

Director, this term of office will run until the end

of the general shareholders' meeting of 2014

PROPOSAL #o.8: Approve to determine the total amount         ISSUER             NO              N/A                  N/A

of the fixed remuneration of all members of the Board

 of Directors, including the remuneration of the

chairman and the managing director, at EUR 1 450 000

per year and authorisation granted to the Board of

Directors to distribute the remuneration amongst the

directors

PROPOSAL #o.9: Appointment of Ernst & Young                        ISSUER             NO              N/A                  N/A

Bedrijfsrevisoren BCV, with offices at 2140

Borgerhout, J. Englishstraat 52, represented by Jan

De Luyck, the Auditor, as a Statutory Auditor for a

period of three [3] years until the end of the

general shareholders' meeting which will be invited

to approve the annual accounts on the financial year

2012-2013 and adoption of the annual remuneration at

EUR 90 915, annually adapted to the evolution of the

Belgian consumer price index

PROPOSAL #e.10: Authorize for a three [3] year period        ISSUER             NO              N/A                  N/A

 to the Board of Directors to acquire or sell own

shares if deemed necessary to prevent the company

from a serious and imminent damage and as a

consequence in Article 11 of the Articles of

Association: Serious and imminent damage replace the

words twenty fifth of JUN two thousand and eight [25

JUN 2008] by thirtieth of JUN two thousand and ten

PROPOSAL #e11.a: The report of the Board of Directors        ISSUER             NO              N/A                  N/A

 according to Article 604 of the Company Code in

which the Board indicates in which special

circumstances it will be able to use the authorized

share capital and for what purposes

PROPOSAL #e11.b: Approve to renew the authorisation          ISSUER             NO              N/A                  N/A

granted to the Board of Directors to: a) within a

period of five [5] years as from the publication of

the present resolution in the annexes to the belgian

official gazette [Belgisch Staatsblad/ Moniteur

belge], to increase the capital in one or several

times with a total amount of two hundred and twenty

million euro [EUR 220,000,000], inter alia by means

of contribution in cash or in kind within the limits

set forth by the Company Code, or by conversion of

reserves and of issue premiums, with or without

issuing new voting or non-voting shares, or by

issuing subordinated or unsubordinated convertible

bonds or by issuing warrants or bonds to which

warrants or other financial instruments are attached,

 or of other securities, such as shares under a stock

 option plan, within the limits of aforementioned

amount of two hundred and twenty million euro [EUR

220,000,000], with or without the limitation or

cancellation of the preferential subscription right

of the existing shareholders, including in favor of

one or more specific persons, or personnel of the

company or its affiliated companies, and this in the

following special circumstances: - when an unforeseen

 urgent need for financing arises and market

conditions do not lend themselves to a public issue;

- where it appears necessary to allow the company to

react quickly to market opportunities, especially

with regard to full or partial acquisitions of

companies, mergers and/or establishing strategic

alliances; - whenever the costs of convening a

general shareholders' meeting are disproportionate to

 the amount of the intended capital increase; - when,

 owing to the pressing urgency of the particular

situation, a capital increase under the authorized

capital procedure appears necessary in the interest

of the company; - when the company wishes to issue

shares, warrants, options or other instruments to the

 employees, directors or advisers of the company or

of its associated companies; - and for all

transactions related thereto; b) during a period of

three [3] years as from the publication of the

present resolution in the annexes to the belgian

official gazette [Belgisch Staatsblad/ Moniteur

belge], under the conditions and within the limits

set by articles 605, 606 and 607 of the Company Code,

 to use the aforementioned authorized capital, with

or without the limitation or cancellation of the

preferential subscription right of the existing

shareholders, as to defend the company in the event

of a public take-over bid on the securities issued by

 the company; and consequently in the text of Article

 8: Authorized capital, third section, of the

articles of association to replace the words

twentieth of JUN two thousand and five [20 JUN 2005]

by the words thirtieth of JUN two thousand and ten

[30 JUN 2010] and in the text of Article 8 :

Authorized capital, fourth section, of the articles

of association to replace the words July sixth two

PROPOSAL #e.12: Authorize the Managing Director, with        ISSUER             NO              N/A                  N/A

 power of substitution, to coordinate the Articles of

 Association in accordance with the above mentioned

modifications to the Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GINDALBIE METALS LTD

  TICKER:                  N/A                 CUSIP:   Q4046S108

  MEETING DATE:      11/5/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.R.: Approve the remuneration report for          ISSUER            YES             FOR                  FOR

the YE 30 JUN 2009

PROPOSAL #1.: Re-elect Mr. Tunku Ya'acob Bin Tunku            ISSUER            YES         AGAINST           AGAINST

Abdullah as a Director, who retires by rotation in

accordance with the Company's Constitution

PROPOSAL #2.: Re-elect Mr. Michael O'Neill as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Company's Constitution

PROPOSAL #3.: Elect Mr. Yu Wanyuan as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint Mr. Chen Ping as a Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #5.1: Authorize the Company, for the                     ISSUER            YES         AGAINST           AGAINST

purposes of Rule 11 of the Company's Employee Share

Option Plan and for all other purposes, to amend the

Employee Share Option Plan as specified

PROPOSAL #5.2: Approve, for the purposes of ASX                 ISSUER            YES         AGAINST           AGAINST

Listing Rule 7.2 [Exception 9[b]] and for all other

purposes, the grant of options under the Company's

Employee Share Option Plan, and the issue of fully

paid ordinary shares in the capital of the Company

pursuant to those options, from time to time upon the

 terms and conditions specified in the rules of the

Employee Share Option Plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GINDALBIE METALS LTD

  TICKER:                  N/A                 CUSIP:   Q4046S108

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve, for the purposes of Listing              ISSUER            YES             FOR                  FOR

Rule 10.1 and for all other purposes, to grant the

securities to Anshan Iron and Steel Group Corporation

 pursuant to the Share Mortgage and to Angang Group

Investment (Australia) Pty Ltd pursuant to the Cross

Charge and any disposals of assets which may, from

time to time, arise by Anshan Iron and Steel Group

Corporation or Angang Group Investment (Australia)

Pty Ltd exercising their rights under the securities

granted under the Share Mortgage or the Cross Charge

(as applicable), on the specified terms and conditions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GINDALBIE METALS LTD

  TICKER:                  N/A                 CUSIP:   Q4046S108

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company, subject to and          ISSUER            YES             FOR                  FOR

conditional on the Facility Resolution (as specified)

 and Resolution 2 being passed, for the purposes of

Listing Rule 10.11 and for all other purposes, to

allot and issue up to 80,215,000 Shares to Angang

Group Hong Kong (Holdings) Limited or its nominee

pursuant to a placement at an issue price of AUD 0.93

 per Share, on the terms and conditions as specified

PROPOSAL #2.: Authorize the Company, subject to and          ISSUER            YES             FOR                  FOR

conditional on the Facility Resolution (as specified)

 and Resolution 1 being passed, for the purposes of

Listing Rule 7.1 and for all other purposes, to allot

 and issue up to 120,215,054 Shares to eligible

institutional investors pursuant to an institutional

placement at an issue price of AUD 0.93 per Share, on

 the terms and conditions as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GINTECH ENERGY CORP

  TICKER:                  N/A                 CUSIP:   Y270A0100

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The establishment of the code of                 ISSUER             NO              N/A                  N/A

conduct

PROPOSAL #A.4: The status of the private placement in        ISSUER             NO              N/A                  N/A

 common or preferred shares in year 2009

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

 proposed cash dividend: TWD 0.4 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings proposed stock dividend: 10

for 1,000 shares held

PROPOSAL #B.4: Approve the capital injection by                 ISSUER            YES             FOR                  FOR

issuing new shares via private placement

PROPOSAL #B.5: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.7: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.8: Approve the option of applying 5 years        ISSUER            YES             FOR                  FOR

 tax exemption

PROPOSAL #B.9: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.10: Election of 2 Directors                                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #B.11: Extraordinary motions                                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GIORDANO INTERNATIONAL LTD

  TICKER:                  N/A                 CUSIP:   G6901M101

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Audited financial         ISSUER            YES             FOR                  FOR

statements and the reports of the Directors and

Auditor for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009

PROPOSAL #3: Declare a special final dividend for the        ISSUER            YES             FOR                  FOR

 YE 31 DEC 2009

PROPOSAL #4.i: Re-elect Mr. Barry John Buttifant as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #4.ii: Re-elect Mr. Kwong Ki Chi as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditor and to authorize the Directors to fix its

remuneration

PROPOSAL #6: Authorize the Directors to issue shares         ISSUER            YES             FOR                  FOR

in the Company

PROPOSAL #7: Authorize the Directors to repurchase            ISSUER            YES             FOR                  FOR

shares in the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GIVEN IMAGING LTD

  TICKER:                  N/A                 CUSIP:   M52020100

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Israel Makov to serve as          ISSUER            YES         ABSTAIN           AGAINST

the Chairman of the Board of Directors, until the

next AGM

PROPOSAL #1.2: Election of Dennert O. Ware as a                 ISSUER            YES         ABSTAIN           AGAINST

Director of the Company, until the next AGM of

shareholders or until his/her earlier removal under

Israel's Companies Law, 1999 and the Company's

Articles of Association

PROPOSAL #1.3: Election of Arie Mientkavich as a                ISSUER            YES         ABSTAIN           AGAINST

Director of the Company, until the next AGM of

shareholders or until his/her earlier removal under

Israel's Companies Law, 1999 and the Company's

Articles of Association

PROPOSAL #1.4: Election of Doron Birger as a Director        ISSUER            YES         ABSTAIN           AGAINST

 of the Company, until the next AGM of shareholders

or until his/her earlier removal under Israel's

Companies Law, 1999 and the Company's Articles of

PROPOSAL #1.5: Election of Nachum Shamir as a                     ISSUER            YES         ABSTAIN           AGAINST

Director of the Company, until the next AGM of

shareholders or until his/her earlier removal under

Israel's Companies Law, 1999 and the Company's

PROPOSAL #1.6: Election of Prof. Anat leowenstein as         ISSUER            YES         ABSTAIN           AGAINST

a Director of the Company, until the next AGM of

shareholders or until his/her earlier removal under

Israel's Companies Law, 1999 and the Company's

Articles of Association

PROPOSAL #2: Approve the changes to the equity                   ISSUER            YES         ABSTAIN           AGAINST

compensation of non-employee Directors other than the

 external Directors

PROPOSAL #3.: Re-elect Messrs. Michael Grobstein and         ISSUER            YES         ABSTAIN           AGAINST

James Cornelius as the External Directors in the

Company for a three-year term until 31 DEC 2013

PROPOSAL #4: Approve the cash compensation of                     ISSUER            YES         ABSTAIN           AGAINST

external Directors

PROPOSAL #5: Approve the equity compensation of the          ISSUER            YES         ABSTAIN           AGAINST

external Directors

PROPOSAL #6: Approve to extend the terms of certain          ISSUER            YES         ABSTAIN           AGAINST

stock options previously granted to the external

Directors

PROPOSAL #7: Approve changes to the compensation of          ISSUER            YES         ABSTAIN           AGAINST

the president and chief executive officer of the

Company

PROPOSAL #8: Re-appoint the firm of Somekh Chaikin, a        ISSUER            YES         ABSTAIN           AGAINST

 Member of KPMG International (KPMG), as the

Company's independent Auditors until the Company's

next AGM of shareholders, and authorize the Company's

 Audit Committee and Board of Directors to determine

their remuneration

PROPOSAL #0: Receive the report of management and the        ISSUER             NO              N/A                  N/A

 financial statements of the Company for the FYE 31

DEC 2009

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GKN PLC

  TICKER:                  N/A                 CUSIP:   G39004232

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Directors and         ISSUER            YES             FOR                  FOR

the audited financial statements for the YE 31 DEC

PROPOSAL #2: Re-elect Mr. R.D. Brown as a Director             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Re-elect Sir Kevin Smith as a Director           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Re-elect Mr. M. J. S. Bryson as a                   ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #5: Re-elect Mr. A. Reynolds Smith as a                ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #6: Re-elect Mr. W. C. Seeger as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Re-elect Mr. N. M. Stein as a Director           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #8: Re-elect Mr. H.C-J. Mamsch as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #9: Re-elect Mr. R. Parry-Jones as a Director      ISSUER            YES         AGAINST           AGAINST
PROPOSAL #10: Re-elect Mr. J. N. Sheldrick as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #11: Re-elect Mr. M. J. Turner as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #12: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors of the Company to hold office until

the conclusion of the next AGM

PROPOSAL #13: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the remuneration of the Company's Auditors in respect

 to their appointment for the period ending at the

conclusion of the next AGM

PROPOSAL #14: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 in substitution for all existing authorities, and

without prejudice to previous allotments or offers or

 agreements to allot made pursuant to such

authorities, in accordance with Section 551 of the

Companies Act 2006 to exercise all the powers of the

Company to: (i) allot shares  as defined in section

540 of the Companies Act 2006  in the Company or

grant rights to subscribe for or to convert any

security into shares in the Company up to an

aggregate nominal amount of GBP 51,744,266; and (ii)

allot equity securities  for the purposes of this

resolution as defined in section 560 of the Companies

 Act 2006) up to an aggregate nominal amount of GBP

103,488,532  such amount to be reduced by the

aggregate nominal amount of shares allotted or rights

 to subscribe for or to convert any security into

shares in the Company granted under paragraph (i) of

this resolution  in connection with an offer by way

PROPOSAL #S.15: Authorize the Directors, in                        ISSUER            YES             FOR                  FOR

substitution for all existing powers and subject to

the passing of resolution 14, pursuant to section 570

 of the Companies Act 2006 to allot equity securities

  for the purposes of this resolution as defined in

section 560 of the Companies Act 2006  for cash

pursuant to the authority granted by resolution 14

and/or where the allotment constitutes an allotment

of equity securities by virtue of section 560(3) of

the Companies Act 2006, in each case free of the

restriction in section 561 of the Companies Act 2006,

 such power to be limited: (i) to the allotment of

equity securities in connection with an offer of

equity securities  but in the case of an allotment

pursuant to the authority granted by paragraph (ii)

of resolution 14, such power shall be limited to the

allotment CONTD.

PROPOSAL #16: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report set out on pages 52 to 62 of the report and

accounts for the YE31 DEC 2009

PROPOSAL #17: Authorize the Company, and any company         ISSUER            YES             FOR                  FOR

which is or becomes a subsidiary of the Company at

any time during the period to which this resolution

relates, be authorized for the purposes of section

366 of the Companies Act 2006 to: (i) make political

donations to political parties or independent

election candidates, not exceeding GBP 50,000 in

aggregate; (ii) make political donations to political

 organizations other than political parties, not

exceeding GBP 50,000 in aggregate; and/or (iii)incur

political expenditure not exceeding GBP 50,000 in

aggregate, during the period beginning on the date of

 the passing of this resolution;  Authority expires

at the conclusion of the next AGM of the Company or

on 01 July 2011 , whichever is the earlier, provided

that the combined aggregate amount of donations made

and political expenditure CONTD.

PROPOSAL #S.18: Authorize the Company, subject to the        ISSUER            YES             FOR                  FOR

 Company's Articles of Association and the Companies

Act 2006, to make market purchases  within the

meaning of section 693(4) of the Companies Act 2006

of ordinary shares of 10 pence each in the capital of

 the Company  each a 'GKN Share' and together the

'GKN Shares'  provided that: (i) the maximum

aggregate number of GKN Shares hereby authorized to

be purchased is 155,232,799; (ii) the maximum price

which may be paid for a GKN Share purchased pursuant

to this authority is an amount equal to 105% of the

average of the middle market quotations of a GKN

Share as derived from the London Stock Exchange Daily

 Official List for the five business days immediately

 preceding the day on which that share is purchased

PROPOSAL #S.19: Approve the general meeting other              ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 clear

days' notice in accordance with the Company's

Articles of Association

PROPOSAL #S.20: Approve the terms of the deferred              ISSUER            YES             FOR                  FOR

share buy-back agreement as specified, between the

Company and all of the holders of the deferred shares

 of 40 pence each in the capital of the Company  the

'Deferred Shares' , which will be executed by a

Director or officer of the Company on behalf of such

holders in accordance with the Articles of

Association of the Company, relating to the off-

market purchase by the Company from those holders of

all of the Deferred Shares in issue in accordance

with the Articles of Association of the Company for

an aggregate consideration of 1 pence be authorized

for the purposes of Section 694 of the Companies Act

2006  and otherwise  CONTD.

PROPOSAL #S.21: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company's memorandum of association which, by virtue

of section 28 of the Companies Act 2006, are to be

treated as provisions of the Company's articles of

association; and (ii) adopt the Articles of

Association of the Company in substitution for, and

to the exclusion of, the existing Articles of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GL EVENTS, BRIGNAIS

  TICKER:                  N/A                 CUSIP:   F4356N105

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the annual financial                        ISSUER            YES             FOR                  FOR

statements for the FYE on 31 DEC 2009 and discharge

of duties to the Board Members

PROPOSAL #O.2: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the FYE on 31 DEC 2009

PROPOSAL #O.3: Approve the allocation of income for          ISSUER            YES             FOR                  FOR

the FY

PROPOSAL #O.4: Approve the regulated Agreements                 ISSUER            YES         AGAINST           AGAINST

contained in the Statutory Auditors' special report

PROPOSAL #O.5: Approve the renewal of Mr. Olivier              ISSUER            YES         AGAINST           AGAINST

Ginon's term as the Board Member

PROPOSAL #O.6: Approve the renewal of Mr. Olivier              ISSUER            YES         AGAINST           AGAINST

Roux's term as the Board Member

PROPOSAL #O.7: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

purchase treasury shares

PROPOSAL #E.8: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

reduce the share capital of the Company by

cancellation of treasury shares owned by the Company

PROPOSAL #E.9: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

issue common shares of the Company and securities

giving access to common shares of the Company with

preferential subscription rights of the shareholders

PROPOSAL #E.10: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

issue common shares of the Company and securities

giving access to common shares of the Company with

cancellation of preferential subscription rights of

the shareholders by way of public offer

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

issue common shares of the Company and securities

giving access to common shares of the Company with

cancellation of preferential subscription rights of

the shareholders by way of an offer referred to in

Article L.411-2 II of the Monetary and Financial Code

PROPOSAL #E.12: Authorize the Board of Directors, in         ISSUER            YES         AGAINST           AGAINST

the event of issuance with cancellation of

preferential subscription rights of the shareholders,

 of common shares or securities giving access to

common shares, to set the issue price according to

the modalities decided by the general meeting

PROPOSAL #E.13: Authorize the Board of Directors, in         ISSUER            YES         AGAINST           AGAINST

the event of a capital increase with or without

preferential subscription rights of the shareholders,

 to increase the number of securities to be issued

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

issue common shares and securities giving access to

common shares in the event of public exchange offer

initiated by the Company

PROPOSAL #E.15: Approve the overall limitation of the        ISSUER            YES         AGAINST           AGAINST

 authorizations

PROPOSAL #E.16: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the Company's capital by Incorporation of

reserves, profits or premiums

PROPOSAL #E.17: Amend the Article 16 of the Statutes         ISSUER            YES             FOR                  FOR

PROPOSAL #E.18: Authorize the Board to increase                 ISSUER            YES         AGAINST           AGAINST

capital by issuing shares for the benefits of

company savings plan's employees in application of

Article L 225-129-6 of the Commercial Code

PROPOSAL #E.19: Powers to a bearer of copies or                 ISSUER            YES             FOR                  FOR

extracts of this minute to accomplish all necessary

formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GLANBIA PLC

  TICKER:                  N/A                 CUSIP:   G39021103

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the disposal of the Irish Dairy         ISSUER            YES             FOR                  FOR

and Agri Businesses

PROPOSAL #2: Approve the increase in the authorized          ISSUER            YES             FOR                  FOR

share Capital

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GLANBIA PLC

  TICKER:                  N/A                 CUSIP:   G39021103

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial statements for the        ISSUER            YES             FOR                  FOR

 YE 02 JAN 2010

PROPOSAL #2: Approve the final dividend of ordinary          ISSUER            YES             FOR                  FOR

shares

PROPOSAL #3.a: Re-appoint Mr J Callaghan as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #3.b: Re-appoint Mr P Gleeson as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation

PROPOSAL #3.c: Re-appoint Mr C Hill as a Director,            ISSUER            YES             FOR                  FOR

who retires by rotation

PROPOSAL #3.d: Re-appoint Mr M Keane as a Director,          ISSUER            YES             FOR                  FOR

who retires by rotation

PROPOSAL #3.e: Re-appoint Mr J Moloney as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation

PROPOSAL #3.f: Re-appoint Mr W Murphy as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation

PROPOSAL #4.a: Re-appoint Mr H Corbally as a                       ISSUER            YES             FOR                  FOR

Director, who have served in excess of 9 years on the

PROPOSAL #4.b: Re-appoint Mr J Fitzgerald as a                   ISSUER            YES             FOR                  FOR

Director, who have served in excess of 9 years on the

 Board

PROPOSAL #4.c: Re-appoint Mr E Fitzpatrick as a                 ISSUER            YES             FOR                  FOR

Director, who have served in excess of 9 years on the

 Board

PROPOSAL #4.d: Re-appoint Mr J Gilsenan as a                       ISSUER            YES             FOR                  FOR

Director, who have served in excess of 9 years on the

PROPOSAL #4.e: Re-appoint Mr L Herlihy as a Director,        ISSUER            YES             FOR                  FOR

 who have served in excess of 9 years on the Board

PROPOSAL #4.f: Re-appoint Mr V Quinlan as a Director,        ISSUER            YES             FOR                  FOR

 who have served in excess of 9 years on the Board

PROPOSAL #5.a: Re-appoint Mr'S Talbot as a Director          ISSUER            YES             FOR                  FOR

since last AGM

PROPOSAL #5.b: Re-appoint Mr J Gannon as a Director          ISSUER            YES             FOR                  FOR

since last AGM

PROPOSAL #6: Approve the remuneration of the Auditors        ISSUER            YES             FOR                  FOR

PROPOSAL #S.7: Grant authority to allot shares                    ISSUER            YES             FOR                  FOR

PROPOSAL #S.8: Approve the dis-application of pre-             ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #S.9: Authorize to purchase the Company                ISSUER            YES             FOR                  FOR

shares

PROPOSAL #S.10: Approve to re-issue the treasury                ISSUER            YES             FOR                  FOR

shares

PROPOSAL #S.11: Authorize to retain the power to hold        ISSUER            YES             FOR                  FOR

 EGMs on 14 days notice

PROPOSAL #S.12: Amend the Articles of Association               ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GLOBAL MIXED-MODE TECHNOLOGY INC

  TICKER:                  N/A                 CUSIP:   Y2717S101

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #2.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

 proposed cash dividend: TWD 7.32/shares

PROPOSAL #2.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #2.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #2.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #3: Elect Chao loan Chou as a Director                 ISSUER            YES         AGAINST           AGAINST

[Shareholder No. A102022998]

PROPOSAL #4: Approve to release the prohibition on            ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #5: Other issues and extraordinary motions           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GLOBAL UNICHIP CORP

  TICKER:                  N/A                 CUSIP:   Y2724H106

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: 2009 operation report                                     ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The Audit Committee review of year              ISSUER             NO              N/A                  N/A

2009 financial report

PROPOSAL #2.1: Approve the recognition of 2009                   ISSUER            YES             FOR                  FOR

business and financial report

PROPOSAL #2.2: Approve the recognition of 2009                   ISSUER            YES             FOR                  FOR

earning distributions  cash dividend TWD 2 per share

PROPOSAL #2.3: Approve to revise the Memorandum and          ISSUER            YES             FOR                  FOR

Articles of Association

PROPOSAL #2.4: Approve to revise the procedure of              ISSUER            YES             FOR                  FOR

acquiring or disposing asset

PROPOSAL #3: Extemporary motions                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GLOBE UNION INDUSTRIAL CORP

  TICKER:                  N/A                 CUSIP:   Y2725R103

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.1: Ratify the 2009 business and financial        ISSUER            YES             FOR                  FOR

 reports

PROPOSAL #2.2: Ratify the 2009 earnings distribution         ISSUER            YES             FOR                  FOR

proposal  proposed cash dividend: TWD 1/share

PROPOSAL #3: Other issues and extraordinary motions           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GLORIA MATERIAL TECHNOLOGY CORP

  TICKER:                  N/A                 CUSIP:   Y2726B107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of the 2009 local second            ISSUER             NO              N/A                  N/A

unsecured convertible bonds

PROPOSAL #A.4: The status of the 2009 local third              ISSUER             NO              N/A                  N/A

unsecured convertible bonds

PROPOSAL #A.5: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #A.6: The status of joint-venture in                     ISSUER             NO              N/A                  N/A

people's republic of China

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit of year 2009

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans, endorsement and guarantee

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GLOW ENERGY PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y27290124

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the minutes of previous AGM               ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Acknowledge the 2009 Operating Results         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve to accept the financial                     ISSUER            YES             FOR                  FOR

statements and statutory reports

PROPOSAL #4.: Approve the allocation of income and            ISSUER            YES             FOR                  FOR

payment of dividend of THB 1.823 per share

PROPOSAL #5.: Grant authority for the issuance of              ISSUER            YES             FOR                  FOR

debentures not exceeding THB 10 billion or its

equivalent in other currency

PROPOSAL #6.1: Election of Dirk Anchiel Marc                       ISSUER            YES         AGAINST           AGAINST

Beeuwsaert as a Director

PROPOSAL #6.2: Election of Guido Geeraerts as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.3: Election of Kovit Poshyananda as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.4: Election of Supapun Ruttanaporn as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #7.: Election of Anchalee Chavanich as an            ISSUER            YES             FOR                  FOR

Independent Director, amend names and number of

Directors who have signing authority, and file

amendment to ministry of commerce

PROPOSAL #8.: Approve the remuneration of the                     ISSUER            YES             FOR                  FOR

Directors and the Audit Committee

PROPOSAL #9.: Approve the Deloitte Touche Thomatsu            ISSUER            YES             FOR                  FOR

Jaiyos Audit Co. Ltd. as the Auditors and authorize

the Board to fix their remuneration

PROPOSAL #10.: Other businesses (if any)                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GMO INTERNET INC.

  TICKER:                  N/A                 CUSIP:   J1727L103

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Appoint a Head of              ISSUER            YES             FOR                  FOR

Group

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Corporate Auditors

PROPOSAL #6: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Option Plan, Authorize Use of Stock Option, and

Authorize Use of Compensation-based Stock Option Plan

 for for Directors and Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GMP CAP INC

  TICKER:                  N/A                 CUSIP:   380134106

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Presentation of the financial statements        ISSUER             NO              N/A                  N/A

 of GMP for the YE 31 DEC 2009 and the Auditors'

report thereon

PROPOSAL #1.1: Election of Stanley M. Beck as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Election of Ronald W. Binns as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of Eugene C. McBurney as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of James D. Meekison as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of Robert G. Peters as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of Hartley T. Richardson as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #1.7: Election of H. Sanford Riley as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.8: Election of Kevin M. Sullivan as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.9: Election of Donald A. Wright as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Appointment of Ernst & Young LLP as                ISSUER            YES             FOR                  FOR

Auditors of GMP for the coming FY and authorize the

audit committee of the Board of Directors of GMP to

fix their remuneration

PROPOSAL #0: Other business that is properly brought         ISSUER             NO              N/A                  N/A

before the meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GN STORE NORD A/S

  TICKER:                  N/A                 CUSIP:   K4001S214

  MEETING DATE:      3/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: Adopt the oral report by the Chairman of        ISSUER            YES             FOR                  FOR

 the Supervisory Board to the AGM

PROPOSAL #B: Approve the audited annual report for            ISSUER            YES             FOR                  FOR

2009, and grant discharge to the Supervisory Board

and the Executive Management

PROPOSAL #C: Approve the distribution of the profit          ISSUER            YES             FOR                  FOR

for the year, including the declaration of any

dividend, or as to the covering of any loss

PROPOSAL #D.1.1: Amend the Articles of Association,          ISSUER            YES             FOR                  FOR

the proposal is submitted as a consequence of the

adoption of the new Danish Companies Act  Act no 470

of 12 JUN 2009 , as: 1  Consequential amendments

i.e. amendments which in respect of the present

Articles of Association are required by law  and

linguistic amendments are considered collectively as

1 proposal, present Articles: 1  2 , 2 2 - 3 , 4  4 -

 6 , 5  1 - 3 , 6  1 - 2 , 8  1 - 2 , 9  1 - 2 , 10 1

 , 11 2 - 4 , 12.CONTD

PROPOSAL #D1.21: Approve to remove, under the new              ISSUER            YES             FOR                  FOR

Danish Companies Act it is no longer a requirement

that the Company's registered office is stated in the

 Articles of Association, from Article 2 1  of the

Articles of Association

PROPOSAL #D1.22: Authorize the Supervisory Board in          ISSUER            YES         AGAINST           AGAINST

Article 4 3  to increase the share capital is renewed

 until 30 APR 2011, according to the proposal the

amount by which the Supervisory Board can increase

the share capital is nominally DKK 205,000,000,

furthermore, the Supervisory Board proposes that it

is specified which methods of capital increase the

authorization comprises, in order to.CONTD

PROPOSAL #D1.23: Approve the remuneration of the                ISSUER            YES             FOR                  FOR

Supervisory Board for the present FY at the AGM in

which the annual report for the previous FY is

submitted for approval, see Article 12.2  d  in the

proposal for amendments to the Articles of

Association, Article 15 2  of the Articles of

Association is proposed replaced by Article 12.2, as

specified

PROPOSAL #D1.24: Approve to introduce an age limit of        ISSUER            YES         AGAINST           AGAINST

 70 years with respect to the Members of the

Supervisory Board, see Article 18 1 - 2  of the

Articles of Association proposal for amendments to

the Articles of Association, Article 15.1

PROPOSAL #D1.25: Approve to state English as the                ISSUER            YES             FOR                  FOR

Corporate language, Section 126 of the Danish

Companies Act provides that meetings of the

Supervisory Board may be conducted in English without

 simultaneous interpretation, if English is stated as

 the Corporate language in the Articles of

Association of GN Store Nord A/S, similarly,

documents prepared for the Supervisory Board may be

prepared in English, without a Member of the

PROPOSAL #D1.26: Approve to extend the provision on          ISSUER            YES         AGAINST           AGAINST

choice of law and venue, see Article 6 3 of the

Articles of Association  proposal for amendments to

the Articles of Association, Article 21.1

PROPOSAL #D1.27: Approve to introduce a provision on         ISSUER            YES             FOR                  FOR

precedence in the Articles of Association, see the

proposal for amendments to the Articles of

Association, Article 22.1

PROPOSAL #D.2: Adopt, the new Articles of                            ISSUER            YES             FOR                  FOR

Association, Resolution D.1.1, D.1.2.1 and D.1.2.3 to

 D.1.2.7, subject to the implementation of the new

Danish Companies Act, in this case the Supervisory

Board proposes the: to be inserted as Article 27 in

the Company's present Articles of Association: when

the new Danish Companies Act has been enacted, the

Company's Articles of Association will be as stated

in Appendix 2 to the Articles of Association; when

the new.CONTD

PROPOSAL #D.3: Authorize attorney-at-law Niels Bang          ISSUER            YES             FOR                  FOR

Sorensen from the law firm Gorrissen Federspiel, H.C.

 Andersens Boulevard 12, 1553 Kobenhavn V, to file

the amendments to the Articles of Association adopted

 by the general meeting for registration with the

Danish Commerce and Companies Agency and to make

amendments to the filed documents to the extent the

Danish Commerce and Companies Agency may request this

 in order to register the amendments to the Articles

of Association

PROPOSAL #D.4: Authorize the Supervisory Board for            ISSUER            YES         AGAINST           AGAINST

the period until 30 APR 2011, within the limits of

the Danish Companies Act, if desirable, to allow the

Company and its subsidiaries to acquire treasury

shares in the Company for a nominal value of up to 15

 % of the share capital of the Company at the market

price at the time of.CONTD

PROPOSAL #D.5: Approve the new general guidelines for        ISSUER            YES             FOR                  FOR

 incentive pay to the management

PROPOSAL #E.1: Re-election of Per Wold-Olsen as a              ISSUER            YES             FOR                  FOR

Member to the Supervisory Board, according to Article

 18  2  of the Articles of Association/the proposal

for amendments to the Articles of Association,

Article 15.1, who are elected by the general meeting

must be elected every year

PROPOSAL #E.2: Re-election William E. Hoover of as a         ISSUER            YES             FOR                  FOR

Member to the Supervisory Board, according to Article

 18  2  of the Articles of Association/the proposal

for amendments to the Articles of Association,

Article 15.1, who are elected by the general meeting

must be elected every year

PROPOSAL #E.3: Re-election of Jr., Jorgen Bardenfleth        ISSUER            YES             FOR                  FOR

 as a Member to the Supervisory Board, according to

Article 18  2  of the Articles of Association/the

proposal for amendments to the Articles of

Association, Article 15.1, who are elected by the

general meeting must be elected every year

PROPOSAL #E.4: Re-election of Rene Svendsen-Tune as a        ISSUER            YES             FOR                  FOR

 Member to the Supervisory Board, according to

Article 18  2  of the Articles of Association/the

proposal for amendments to the Articles of

Association, Article 15.1, who are elected by the

general meeting must be elected every year

PROPOSAL #E.5: Re-election of Carsten Krogsgaard                ISSUER            YES             FOR                  FOR

Thomsen as a Member to the Supervisory Board,

according to Article 18  2  of the Articles of

Association/the proposal for amendments to the

Articles of Association, Article 15.1, who are

elected by the general meeting must be elected every

PROPOSAL #E.6: Re-election of Wolfgang Reim as a                ISSUER            YES             FOR                  FOR

Member to the Supervisory Board, according to Article

 18  2  of the Articles of Association/the proposal

for amendments to the Articles of Association,

Article 15.1, who are elected by the general meeting

must be elected every year

PROPOSAL #F: Approve the fees to the Members of the          ISSUER            YES             FOR                  FOR

Supervisory Board are proposed to remain unchanged in

 relation to 2009, so that the total fees to the

Members of the Supervisory Board of GN Store Nord A/S

 continue to be DKK 4,500,000, the total fees are

proposed divided as: the basic fee for serving on the

 Supervisory Board of GN Store Nord A/S is proposed

to be maintained at DKK 200,000 with twice the basic

fee to the Vice-Chairman and.CONTD

PROPOSAL #G: Re-election of KPMG Statsautoriseret              ISSUER            YES             FOR                  FOR

Revisionsaktieselskab a State-Authorized Public

Accountant, according to Article 25 of the Articles

of Association/Article 19.2 of the proposal for

amendments to the Articles of Association, for the

term until the next AGM

PROPOSAL #H: Any other business                                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GODO STEEL,LTD.

  TICKER:                  N/A                 CUSIP:   J17388117

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOL AIRLINES, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P491AF117

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: To receive the Administrators accounts,         ISSUER             NO              N/A                  N/A

to examine, discuss and vote the financial statements

 accompanied by the Independent Auditors report

regarding the FYE on 31 DEC 2009

PROPOSAL #B: To deliberate of the distribution of the        ISSUER             NO              N/A                  N/A

 net profits from the FYE, to ratify the distribution

 of dividends

PROPOSAL #C: Election of the member of the Board of          ISSUER            YES         AGAINST           AGAINST

Directors

PROPOSAL #D: To set the Directors remuneration                    ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOLAR LNG LTD, HAMILTON

  TICKER:                  N/A                 CUSIP:   G9456A100

  MEETING DATE:      9/25/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to set the maximum number of            ISSUER            YES             FOR                  FOR

Directors to be not more than 8

PROPOSAL #2.: Approve to resolve the vacancies in the        ISSUER            YES             FOR                  FOR

 number of Directors be designated casual vacancies

and authorize the Board of Directors to fill such

casual vacancies as and when it deems fit

PROPOSAL #3.: Re-elect John Fredriksen as a Director         ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #4.: Re-elect Tor Olav Troim as a Director          ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #5.: Re-elect Kate Blankenship as a Director        ISSUER            YES         AGAINST           AGAINST

 of the Company

PROPOSAL #6.: Re-elect Frixos Savvides as a Director         ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #7.: Re-elect Hans Petter Aas as a Director         ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #8.: Re-elect Kathrine Fredriksen as a                 ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #9.: Appoint PricewaterhouseCoopers of                 ISSUER            YES         AGAINST           AGAINST

London, England as the Auditors and authorize the

Directors to determine their remuneration

PROPOSAL #10.: Approve remuneration of the Company's         ISSUER            YES             FOR                  FOR

Board of Directors of a total amount of fees not to

exceed USD 550,000 for the YE 31 DEC 2009

PROPOSAL #11.: Approve to reduce the share premium            ISSUER            YES             FOR                  FOR

account of the Company from USD 292.0 million USD

92.0 million and to credit the amount resulting from

the reduction to the Company's Contributed Surplus

account with immediate effect

PROPOSAL #12.: Transact other such business                         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOLD CIRCUIT ELECTRONICS LTD

  TICKER:                  N/A                 CUSIP:   Y27431108

  MEETING DATE:      10/13/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Approve to revise 2008 earnings                   ISSUER            YES             FOR                  FOR

distribution proposal [proposed cash dividend : TWD

0.04 /shares, stock dividend :30 shares/ 1000 shares]

PROPOSAL #A.2: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOLD CIRCUIT ELECTRONICS LTD

  TICKER:                  N/A                 CUSIP:   Y27431108

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of joint-venture in                     ISSUER             NO              N/A                  N/A

people's republic of china

PROPOSAL #A.4: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #A.5: The revision to the rules of Board              ISSUER             NO              N/A                  N/A

meeting

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit of year 2009

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans, endorsement and guarantee

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOLDCREST CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J17451105

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOLDEN EAGLE RETAIL GROUP LTD

  TICKER:                  N/A                 CUSIP:   G3958R109

  MEETING DATE:      7/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to enter into the Lease                     ISSUER            YES             FOR                  FOR

Agreement [Hanzhong Plaza] and authorize the

Directors [or a duly authorized committee thereof] to

 take all such steps to implement the same and to

execute all documents or deeds as they may consider

necessary or appropriate in relation thereto,

including but not limited to make any changes,

modifications, amendments, waivers, variations or

extensions of such terms and conditions of the Lease

Agreement [Hanzhong Plaza] as they may think fit

PROPOSAL #2.: Approve the annual caps for the rental         ISSUER            YES             FOR                  FOR

in respect of the Lease Agreement [Hanzhong Plaza]

for each of the 3 years ending 31 DEC 2011

PROPOSAL #3.: Approve to enter into the Facilities            ISSUER            YES             FOR                  FOR

Leasing Agreement and authorize the Directors [or a

duly authorized committee thereof] to take all such

steps to implement the same and to execute all

documents or deeds as they may consider necessary or

appropriate in relation thereto, including but not

limited to make any changes, modifications,

amendments, waivers, variations or extensions of such

 terms and conditions of the Facilities Leasing

Agreement as they may think fit

PROPOSAL #4.: Approve the annual caps for the rental         ISSUER            YES             FOR                  FOR

in respect of the Facilities Leasing Agreement for

each of the 3 years ending 31 DEC 2011

PROPOSAL #5.: Approve to enter into the Lease                     ISSUER            YES             FOR                  FOR

Agreement [Additional Shanghai Premises] and

authorize the Directors [or a duly authorized

committee thereof] to take all such steps to

implement the same and to execute all documents or

deeds as they may consider necessary or appropriate

in relation thereto, including but not limited to

make any changes, modifications, amendments, waivers,

 variations or extensions of such terms and

conditions of the Lease Agreement [Additional

Shanghai Premises] as they may think fit

PROPOSAL #6.: Approve the annual caps for the rental         ISSUER            YES             FOR                  FOR

and property management fee in respect of the Lease

Agreement [Additional Shanghai Premises] for each of

the 3 years ending 31 DEC 2011

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOLDEN EAGLE RETAIL GROUP LTD

  TICKER:                  N/A                 CUSIP:   G3958R109

  MEETING DATE:      12/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the entering into of the                   ISSUER            YES             FOR                  FOR

Framework Agreement [as specified] and the

transaction contemplated there under and authorize

the Directors [or a duly authorized Committee

thereof] to take all such steps to implement the same

 and to execute all documents or deeds as they may

consider necessary or appropriate in relation

thereto, including but not limited to make any

changes, modifications, amendments, waivers,

variations or extensions of such terms and conditions

 of the Framework Agreement as they may think fit

PROPOSAL #2.: Approve the entering into of the Lease         ISSUER            YES             FOR                  FOR

Agreement [as specified] and the transaction

contemplated there under and authorize the Directors

[or a duly authorized Committee thereof] to take all

such steps to implement the same and to execute all

documents or deeds as they may consider necessary or

appropriate in relation thereto, including but not

limited to make any changes, modifications,

amendments, waivers, variations or extensions of such

 terms and conditions of the Lease Agreement as they

may think fit

PROPOSAL #3.: Approve the proposed annual caps for            ISSUER            YES             FOR                  FOR

the rental in respect of the Lease Agreement for the

3 years ending 31 DEC 2011, the details of which are

set out in the Circular of the Company dated 02 DEC

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOLDEN STAR RES LTD CDA

  TICKER:                  N/A                 CUSIP:   38119T104

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of James E. Askew as a                   ISSUER            YES             FOR                  FOR

Director of the Corporation until the next AGM

PROPOSAL #1.2: Election of Robert E. Doyle as a                 ISSUER            YES             FOR                  FOR

Director of the Corporation until the next AGM

PROPOSAL #1.3: Election of David K. Fagin as a                   ISSUER            YES         AGAINST           AGAINST

Director of the Corporation until the next AGM

PROPOSAL #1.4: Election of Ian MacGregor as a                     ISSUER            YES         AGAINST           AGAINST

Director of the Corporation until the next AGM

PROPOSAL #1.5: Election of Thomas G. Mair as a                   ISSUER            YES             FOR                  FOR

Director of the Corporation until the next AGM

PROPOSAL #1.6: Election of Michael P. Martineau as a         ISSUER            YES             FOR                  FOR

Director of the Corporation until the next AGM

PROPOSAL #1.7: Election of Christopher M. T. Thompson        ISSUER            YES             FOR                  FOR

 as a Director of the Corporation until the next AGM

PROPOSAL #2: Appointment of PricewaterhouseCoopers            ISSUER            YES             FOR                  FOR

LLP as the Auditors of the Corporation and authorize

the Audit Committee to fix the auditors' remuneration

PROPOSAL #3: Amend the Restated 1997 Stock Option              ISSUER            YES             FOR                  FOR

Plan Resolution [as specified] approve, ratify and

confirming the Corporation's third amended and

Restated 1997 Stock Option Plan as specified

PROPOSAL #4: Approve and ratify the confirming the            ISSUER            YES             FOR                  FOR

Corporation's Amended and Restated Shareholder Rights

 Plan Agreement as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOLDSUN DEVELOPMENT & CONSTRUCTION CO LTD

  TICKER:                  N/A                 CUSIP:   Y50552101

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the 2009 business operations          ISSUER             NO              N/A                  N/A

and financial statements

PROPOSAL #A.2: Receive the 2009 audited reports                  ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Receive the report on the disadvantage        ISSUER             NO              N/A                  N/A

 of internal control and the audited status of

improvement

PROPOSAL #A.4: Receive the report on the status of            ISSUER             NO              N/A                  N/A

endorsement and guarantee

PROPOSAL #A.5: Receive the report on the status of            ISSUER             NO              N/A                  N/A

assets impairment of joint-venture

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

as follows: proposed cash dividend: TWD 0.1 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings as follows: proposed stock

dividend: 20 shares for 1,000 shares held

PROPOSAL #B.4: Amend the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #B.5: Amend the procedures of asset                       ISSUER            YES             FOR                  FOR

acquisition or disposal

PROPOSAL #B.6: Amend the procedures of endorsement            ISSUER            YES             FOR                  FOR

and guarantee

PROPOSAL #B.7: Amend the procedures of monetary loans        ISSUER            YES             FOR                  FOR

PROPOSAL #B.8.1: Election of Lin, Shiaw-Shinn/ ID              ISSUER            YES             FOR                  FOR

No.: A101676205 as a Director

PROPOSAL #B8.2: Election of Chen, Che-Shiung/ ID No.:        ISSUER            YES             FOR                  FOR

 A101676198 as a Director

PROPOSAL #B8.3: Election of Wang, Chuang-Yen/ ID No.:        ISSUER            YES             FOR                  FOR

 E100540433 as a Director

PROPOSAL #B8.4: Election of Howard Plaza Hotel Co.,          ISSUER            YES             FOR                  FOR

Ltd/ ID No.: 36523299, represented by Liao, Shiu-

Chong as a Director

PROPOSAL #B8.5: Election of Lin, Ming-Shen/ ID No.:          ISSUER            YES             FOR                  FOR

A121380479 as a Director

PROPOSAL #B8.6: Election of Frank, Lin/ ID No.:                 ISSUER            YES             FOR                  FOR

A120891731 as a Director

PROPOSAL #B8.7: Election of Lin, Jen-Wen/ ID No.:              ISSUER            YES             FOR                  FOR

A103432176 as a Director

PROPOSAL #B8.8: Election of Golden Flora Investment          ISSUER            YES             FOR                  FOR

Co., Ltd/ ID No.: 84492417, represented by Lin, Chun-

Mei as a Director

PROPOSAL #B8.9: Election of Chang, Shih-Chung/ ID              ISSUER            YES             FOR                  FOR

no.: A111160670 as a Director

PROPOSAL #B8.10: Election of Titan-Star International        ISSUER            YES             FOR                  FOR

 Co., Ltd/ ID no.: 89480262, represented by Chuang,

Chung-Ho as a Director

PROPOSAL #B8.11: Election of Lin Teng Cultural and            ISSUER            YES             FOR                  FOR

Educational Foundation/ ID no.: 76900852, represented

 by Lin, Tyh-Chang as a Director

PROPOSAL #B8.12: Election of Lin Teng Cultural and            ISSUER            YES             FOR                  FOR

Educational Foundation/ ID no.: 76900852, represented

 by Wang, Tai-Hwei as a Director

PROPOSAL #B8.13: Election of Chang, Ming-Jyi/ ID no.:        ISSUER            YES             FOR                  FOR

 A110409123 as a Supervisor

PROPOSAL #B8.14: Election of Lin, Tai-Hung/ID no.:            ISSUER            YES             FOR                  FOR

Q100605312 as a Supervisor

PROPOSAL #B.9: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOODPACK LTD

  TICKER:                  N/A                 CUSIP:   Y2808U106

  MEETING DATE:      10/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report        ISSUER            YES             FOR                  FOR

 and audited financial statements for the FYE 30 JUN

2009 together with the Auditors' report thereon

PROPOSAL #2.: Declare a tax exempt [one tier] final          ISSUER            YES             FOR                  FOR

dividend of 2 cents per ordinary share for the FYE 30

 JUN 2009

PROPOSAL #3.: Declare a tax exempt [one tier] special        ISSUER            YES             FOR                  FOR

 dividend of 1 cent per ordinary share for the FYE 30

 JUN 2009

PROPOSAL #4.: Re-elect Mr. Liew Yew Pin as a                       ISSUER            YES         AGAINST           AGAINST

Director, who retires pursuant to Article 91 of the

Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. Tan Bien Chuan as an                 ISSUER            YES         AGAINST           AGAINST

Independent Director, who retires pursuant to Article

 91 of the Company's Articles of Association

PROPOSAL #6.: Approve the payment of Directors' fees         ISSUER            YES             FOR                  FOR

of SGD 150,000 for the FYE 30 JUN 2009

PROPOSAL #7.: Appoint Messrs. Deloitte & Touche LLP          ISSUER            YES             FOR                  FOR

as the Auditors of the Company and authorize the

Directors to fix their remuneration

PROPOSAL #8.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 pursuant to Section 161 of the Companies Act,

Chapter 50 and Rule 806 of the Listing Manual of the

Singapore Exchange Securities Trading Limited [the

SGX-ST Listing Manual] to allot and issue: [a]

shares; or [b] convertible securities; or [c]

additional securities issued pursuant to Rule 829 of

the Listing Manual; or [d] shares arising from the

conversion of the securities in [b] and [c] above, in

 the Company [whether by way of rights, bonus or

otherwise] at any time to such persons and upon such

terms and conditions and for such purposes as the

Directors may, in their absolute discretion deem fit,

 provided that: [i] the aggregate number of shares

and convertible securities to be issued pursuant to

this resolution must be not more than 50% of the

issued share capital of the Company [calculated in

accordance with [ii] below], of which the aggregate

number of shares and convertible securities issued

other than on a pro rata basis to existing

shareholders must be not more than 20% of the issued

share capital of the Company [calculated in

accordance with [ii] below];and [ii] for the purpose

of determining the number of shares and convertible

securities that may be issued pursuant to [i] above,

the percentage of issued share capital shall be

calculated based on the Company's issued share

capital at the date of the passing of this resolution

 after adjusting for new shares arising from the

conversion of convertible securities or employee

share options on issue when this resolution is

passed, and any subsequent consolidation or

subdivision of shares; [Authority shall remain in

force until the conclusion of the next AGM of the

Company or the date by which the next AGM of the

PROPOSAL #9.: Authorize the Directors to offer and            ISSUER            YES         AGAINST           AGAINST

grant options in accordance with the provisions of

the Goodpack Performance Share Option Scheme [the

Scheme] and to allot and issue from time to time such

 number of shares in the capital of the Company as

may be required to be issued pursuant to the exercise

 of options under the Scheme, provided that the

aggregate number of shares to be allotted and issued

pursuant to the Scheme shall not exceed 15% of the

total issued share capital of the Company from time

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOODPACK LTD

  TICKER:                  N/A                 CUSIP:   Y2808U106

  MEETING DATE:      10/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve that the contingent on the                ISSUER            YES             FOR                  FOR

passing of ordinary resolution 2, the renounceable

non-underwritten rights issue of up to 93,473,518

warrants [the Warrants] [the Warrants Issue] and

authorize the Board of Directors to provisionally

allot and issue the Warrants at an issue price of SGD

 0.22 for each Warrant on the basis of 1 Warrant for

every 5 ordinary shares in the capital of the Company

 [the Shares] held by the entitled shareholders of

the Company [the Shareholders] as at the time and

date to be determined by the Directors, at and on

which the Register of Members and share transfer

books of the Company will be closed to determine the

provisional allotment of the entitled Shareholders

under the Warrants Issue [the Books Closure Date],

fractional entitlements to be disregarded, on the

terms and conditions as specified below and/or

otherwise on such terms and conditions as the

Directors may think fit: a) the provisional allotment

 of the Warrants under the Warrants Issue shall be

made on a renounceable non-underwritten basis to

Shareholders whose names appear in the Register of

Members of the Company or the records of The Central

Depository [Pte] Limited [the CDP] as at the Books

Closure Date with registered addresses in Singapore

or who have, at least 5 market days prior to the

Books Closure Date, provided to the CDP or the

Company, as the case may be, addresses in Singapore

for the service of notices and documents, on the

basis of 1 Warrant for every 5 Shares held by the

Shareholders as at the Books Closure Date; b) no

provisional allotment of the Warrants shall be made

in favour of and no provisional allotment letters,

application forms or other documents in respect

thereof shall be issued or sent to, shareholders with

 registered addresses outside Singapore as at the

Books Closure Date or who have not, at least 5 market

 days prior thereto, provided to the CDP or the

Company, as the case may be, addresses in Singapore

for the service of notices and documents [the Foreign

 Shareholders]; c) the entitlements to the Warrants

which would otherwise accrue to Foreign Shareholders

shall be disposed of by the Company in such manner

and on such terms and conditions as the Directors

shall deem fit for the purpose of renouncing the

rights entitlements relating thereto to purchasers

thereof and to pool and thereafter distribute the net

 proceeds thereof, if any [after deducting all

expenses], proportionately among such Foreign

Shareholders in accordance with their respective

shareholdings as at the Books Closure Date provided

that if the amount to be distributed to any single

Foreign Shareholder is less than SGD 10.00, such

amount shall instead be retained or dealt with for

the sole benefit of the Company, as specified; d) the

 entitlements to the Warrants not taken up or

allotted for any reason [other than allotment to

Foreign Shareholders referred to above] shall be

allotted in such manner as the Directors may, in

their absolute discretion, deem fit in the interest

PROPOSAL #2.: Approve that the contingent on the                ISSUER            YES             FOR                  FOR

passing of ordinary resolution 1, the Shareholders of

 the Company hereby [on a poll taken] unconditionally

 and irrevocably waive their rights to receive a

mandatory general offer under Rule 14 of the

Singapore Code on Take-overs and Mergers from

Goodpack Holdings Pte Ltd as well as parties acting

in concert with it, including Mr. Lam Choon Sen David

 at Lam Kwok Kwong, Ms. Liew Yat Fang, Mr. Liew Yew

Pin, Ms. Liew Siew Fang, Mr. Liew Yew Kiam, Ms. Liew

Angel and Mr. Uthai Srichai [the Affected Parties],

for all the shares in the Company not already owned

by the affected parties and persons acting in concert

 with them [if any], as a result of the acquisition

by the Affected Parties and their concert parties [if

 any] of more than 1% of the voting rights in the

Company within a period of 6 months through the

subscription and subsequent exercise of their

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOODPACK LTD

  TICKER:                  N/A                 CUSIP:   Y2808U106

  MEETING DATE:      10/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 for the purpose of Sections 76C and 76E of the

Companies Act, Chapter 50 of Singapore [the Companies

 Act], to purchase or otherwise acquire ordinary

shares in the capital of the Company [Shares] not

exceeding in aggregate the Prescribed Limit [as

specified], at such prices as may be determined by

the Directors of the Company from time to time up to

the Maximum Price [as specified], whether by way of:

i] market purchases [each a Market Purchase] on the

Singapore Exchange Securities Trading Limited [SGX-

ST]; and/or ii] off-market purchases [each an Off-

Market Purchase] effected otherwise than on the SGX-

ST in accordance with any equal access schemes as may

 be determined or formulated by the Directors of the

Company as they consider fit, which schemes shall

satisfy all the conditions prescribed by the

Companies Act, and otherwise in accordance with all

other provisions of the Companies Act and the Listing

 Manual of the SGX-ST as may for the time being be

applicable, [the Share Buy Back Mandate]; any Share

that is purchased or otherwise acquired by the

Company pursuant to the Share Buy Back Mandate shall,

 at the discretion of the Directors of the Company,

either be cancelled or held in treasury and dealt

with in accordance with the Companies Act; [Authority

 expires the earlier of the conclusion of the next

AGM or the date of the next AGM as required by law;

the date on which the share buy backs are carried out

 of the full extent mandated]; and authorize any of

the Directors of the Company to complete and do all

such acts and things [including without limitation,

to execute all such documents as may be required and

to approve any amendments, alterations or

modifications to any documents], as they or he may

consider desirable, expedient or necessary to give

effect to the transactions contemplated by this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOODPACK LTD

  TICKER:                  N/A                 CUSIP:   Y2808U106

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize the Board of Directors of the         ISSUER            YES             FOR                  FOR

Company, to offer and grant Mr. Lam Choon Sen David @

 Lam Kwok Kwong as a Managing Director and a

Controlling Shareholder, Options  as specified  in

accordance with the provisions of the Goodpack

Performance Share Option Scheme, on the following

terms as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GOURMET NAVIGATOR INCORPORATED

  TICKER:                  N/A                 CUSIP:   J1877N107

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Expand Business Lines        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRAFTON GROUP PLC IRELAND

  TICKER:                  N/A                 CUSIP:   G4035Q189

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial statements for the        ISSUER            YES             FOR                  FOR

 YE 31 DEC 2009

PROPOSAL #2.A: Re-elect Ms. Gillian Bowler as a                 ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #2.B: Re-elect Mr. Richard W. Jewson as a            ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #2.C: Re-elect Mr. Charles M. Fisher as a            ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #2.D: Re-elect Mr. Michael Chadwick as a              ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #2.E: Re-elect Mr. Colm O Nuallain as a                ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #2.F: Re-elect Mr. Roderick Ryan as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #4: Receive and approve the remuneration              ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #5: Authorize the Directors to allot shares         ISSUER            YES             FOR                  FOR

generally for a period of 5 years

PROPOSAL #6: Authorize the Directors to allot shares         ISSUER            YES             FOR                  FOR

otherwise than in accordance with statutory pre-

emption rights

PROPOSAL #7: Grant authority for the market purchases        ISSUER            YES             FOR                  FOR

 of the Company's own shares

PROPOSAL #8: Approve to determine the price range for        ISSUER            YES             FOR                  FOR

 the re-issue of treasury shares off-market

PROPOSAL #9: Approve the convening of an EGM on 14            ISSUER            YES             FOR                  FOR

clear days notice

PROPOSAL #10: Amend the Articles of Association to            ISSUER            YES             FOR                  FOR

reflect the implementation of the Shareholder Rights

(directive 2007/36/ec) Regulations 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRAFTON GROUP PLC IRELAND

  TICKER:                  N/A                 CUSIP:   G4035Q189

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Amend, [subject to the approval of the        ISSUER            YES             FOR                  FOR

 'C' Ordinary Shareholders] the Articles of

Association of the company by: adding, at the end of

the definition of 'Grafton Unit' in Article 1[b], the

 words as specified; adding, after the words Subject

to the provision of Article 100, in Article 2[c][ii],

 the words as specified; adding, at the beginning of

Article 100[b][i][e], the words as specified; adding,

 at the beginning of Article 100[b][e], the words as

specified; deleting Article 100[b][ii] and inserting

as specified; deleting, at the beginning of the

second sentence in Article 100[c], the words as

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRAFTON GROUP PLC IRELAND

  TICKER:                  N/A                 CUSIP:   G4035Q189

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve the variation of rights                   ISSUER            YES             FOR                  FOR

attaching to the 'C' ordinary shares in the capital

of the Company resulting from the passing of a

resolution to be proposed at the general meeting of

the Company to be held on the same day as this

meeting a notice of which accompanies this notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRAINCORP LIMITED

  TICKER:                  N/A                 CUSIP:   Q42655102

  MEETING DATE:      2/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To receive and consider the financial            ISSUER             NO              N/A                  N/A

statements and the reports of the Directors and

Auditor for the YE 30 SEP 2009

PROPOSAL #2: Adopt the remuneration report for the            ISSUER            YES         AGAINST           AGAINST

FYE 30 SEP 2009 set out on Pages 32 to 44 of the

annual report

PROPOSAL #3.A: Re-elect Mr. Donald Taylor as a Non-           ISSUER            YES             FOR                  FOR

Executive Director of the Company, for the purposes

of ASX Listing Rule 14.4, Article 11.3(a) of the

Constitution and for all other purposes, who retires

by rotation

PROPOSAL #3.B: Re-elect Mr. David Trebeck as a Non-           ISSUER            YES             FOR                  FOR

Executive Director of the Company, for the purposes

of ASX Listing Rule 14.4, Article 11.3(a) of the

Constitution and for all other purposes, who retires

by rotation

PROPOSAL #3.C: Elect Mr. Donald McGauchie as a Non-           ISSUER            YES             FOR                  FOR

Executive Director of the Company, for

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRAINGER PLC, NEWCASTLE UPON TYNE

  TICKER:                  N/A                 CUSIP:   G40432117

  MEETING DATE:      11/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the authorized                ISSUER            YES             FOR                  FOR

share capital

PROPOSAL #2.: Grant authority to allot shares and              ISSUER            YES             FOR                  FOR

make an offer or agreement which would require shares

 to be allotted after expiry of the authority

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRAINGER PLC, NEWCASTLE UPON TYNE

  TICKER:                  N/A                 CUSIP:   G40432117

  MEETING DATE:      2/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the Directors' report        ISSUER            YES         AGAINST           AGAINST

 and the audited financial statements for the YE 30

SEP 2009

PROPOSAL #2.: Approve the Remuneration Committee                ISSUER            YES             FOR                  FOR

report for the YE 30 SEP 2009

PROPOSAL #3.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Robin Broadhurst as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Robert Hiscox as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES         AGAINST           AGAINST

as the Auditors of the Company

PROPOSAL #7.: Authorize the Directors to fix the                ISSUER            YES         AGAINST           AGAINST

remuneration of the Auditors

PROPOSAL #8.: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

 for the purposes of Section 551 of the Companies Act

 2006

PROPOSAL #S.9: Approve to disapply statutory pre-               ISSUER            YES             FOR                  FOR

emption rights in relation to the allotment of shares

PROPOSAL #S.10: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases of its own shares

PROPOSAL #S.11: Approve to reduce the notice period          ISSUER            YES             FOR                  FOR

for general meetings to 14 days

PROPOSAL #12.: Grant authority for political                       ISSUER            YES             FOR                  FOR

donations up to GBP 50,000 in aggregate

PROPOSAL #S.13: Adopt the revised Articles of                     ISSUER            YES             FOR                  FOR

Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRAND PACIFIC PETROCHEMICAL CORP

  TICKER:                  N/A                 CUSIP:   Y2846G101

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

cash dividend : TWD 0.2 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.5: Approve the adjustment to the                       ISSUER            YES             FOR                  FOR

investment quota in people's republic of china

PROPOSAL #B.6: Extemporary motion                                           ISSUER            YES         ABSTAIN               FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GREAT BASIN GOLD LTD

  TICKER:                  N/A                 CUSIP:   390124105

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive the report of the Directors,         ISSUER             NO              N/A                  N/A

the consolidated financial statements for its fiscal

period ended 31 DEC 2009, the report of the Auditor

thereon and the related management discussion and

analysis

PROPOSAL #1.1: Election of Patrick R. Cooke as a                ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #1.2: Election of T. Barry Coughlan as a              ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #1.3: Election of Ferdinand Dippenaar as a          ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #1.4: Election of David M.S. Elliott as a            ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #1.5: Election of Wayne Kirk as a Director          ISSUER            YES             FOR                  FOR

of the Company for the ensuing year

PROPOSAL #1.6: Election of Joshua C. Ngoma as a                 ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #1.7: Election of Gert J. Robbertze as a              ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #1.8: Election of Walter T. Segsworth as a          ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #1.9: Election of Ronald W. Thiessen as a            ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #2: Appointment of PricewaterhouseCoopers            ISSUER            YES             FOR                  FOR

LLP, Chartered Accountants as Auditor of the Company

for the ensuing year

PROPOSAL #3: Adopt a 3 year Shareholder Rights Plan          ISSUER            YES             FOR                  FOR

Agreement as described herein

PROPOSAL #4: Approve the alterations to the Companys         ISSUER            YES             FOR                  FOR

Articles to delete the requirement for physical share

 certificates in order to allow for 100% book-based

registration of share ownership

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GREAT CDN GAMING CORP

  TICKER:                  N/A                 CUSIP:   389914102

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive the report of the Directors                ISSUER             NO              N/A                  N/A

PROPOSAL #0: Approve the audited consolidated                     ISSUER             NO              N/A                  N/A

financial statements of the Company for the FYE 31

DEC 2009, together with the auditors' report and

related management's discussion and analysis for the

PROPOSAL #1: Approve to set the number of Directors          ISSUER            YES             FOR                  FOR

at 10

PROPOSAL #2.1: Election of Ross J. McLeod as the                ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #2.2: Election of Earnest C. Beaudin as the         ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #2.3: Election of Richard S. Buski as the            ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #2.4: Election of Larry W. Campbell as the          ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #2.5: Election of Thomas W. Gaffney as the          ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #2.6: Election of Peter G. Meredith as the          ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #2.7: Election of David L. Prupas as the              ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #2.8: Election of Adrian R. Thomas as the            ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #2.9: Election of Rod N. Baker as the                   ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #2.10: Election of Brian E. Egli as the                ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #3: Appointment of Deloitte & Touche LLP as         ISSUER            YES             FOR                  FOR

Auditors of the Company at a remuneration to be fixed

 by the Board of Directors

PROPOSAL #S.4: Approve to amend certain of the                   ISSUER            YES             FOR                  FOR

Company's Articles to allow for the issuances of

electronic book-based securities as contemplated

under the business corporations Act  British Columbia

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GREAT OFFSHORE LTD

  TICKER:                  N/A                 CUSIP:   Y2869J107

  MEETING DATE:      9/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited         ISSUER            YES             FOR                  FOR

statement of accounts together with the Directors'

report and also the Auditors' report thereon for the

YE 31 MAR 2009

PROPOSAL #2.: Declare a dividend on equity shares for        ISSUER            YES             FOR                  FOR

 the YE 31 MAR 2009

PROPOSAL #3.: Re-appoint Messrs. Kalyaniwalla &                 ISSUER            YES             FOR                  FOR

Mistry, Chartered Accountants, as the Statutory

Auditors of the Company to hold office from the

conclusion of this meeting until the conclusion of

the next AGM at a remuneration of INR 18,00,000 per

annum [including out-of pocket expenses] plus service

 tax as applicable

PROPOSAL #4.: Appoint Shri Chandan Bhattacharya as a         ISSUER            YES             FOR                  FOR

Director of the Company whose period of office shall

be liable to determination by retirement of Directors

 by rotation

PROPOSAL #5.: Appoint Lt. Gen. Deepak Summanwar as a         ISSUER            YES             FOR                  FOR

Director of the Company whose period of office shall

be liable to determination by retirement of Directors

 by rotation

PROPOSAL #6.: Appoint Dr. Ram Nath Sharma as a                   ISSUER            YES             FOR                  FOR

Director of the Company whose period of office shall

be liable to determination by retirement of Directors

 by rotation

PROPOSAL #7.: Appoint Shri Vinesh Davda as a Director        ISSUER            YES             FOR                  FOR

 of the Company whose period of office shall be

liable to determination by retirement of Directors by

PROPOSAL #8.: Approve, pursuant to the provisions of         ISSUER            YES             FOR                  FOR

Section 198, 269, 387 read with Schedule XIII and

other applicable provisions, if any, of the Companies

 Act, 1956 [including any statutory modification(s)

or re-enactment(s) thereof, for the time being in

force], the appointment of Shri Soli C. Engineer as

Chief Operating Officer and Manager, from 30 MAY 2009

 to 28 JUL 2009, on the specified terms and

remuneration hereto which shall be deemed to form

part hereto and  any FY, during the currency of the

terms of  Shri Soli C. Engineer as Manager, the

Company has no profit or its profits are inadequate,

the Company shall pay remuneration by way of salary,

perquisites and any other allowance as specified in

Section II of Part II of Schedule XIII to the

Companies Act, 1956 or such other limits as may be

prescribed by the Central Government from time to

time as minimum remuneration; and authorize the Board

 of Directors of the Company [including the Committee

 of Director] to vary and/or revise the remuneration

of Shri Soli C. Engineer as Manager within the

overall limits under the Companies Act, 1956 and to

do all such acts, deeds and things and execute all

such documents, instrument and writing as may be

required and to delegate all or any of its powers

herein conferred to any Committee of Directors to

PROPOSAL #9.: Appoint Shri Soli C. Engineer as a                ISSUER            YES             FOR                  FOR

Director of the Company, whose period of office shall

 be liable to determination by retirement of

Directors by rotation; approve, pursuant to the

provisions of Section 198, 269, 309 read with

Schedule XIII and other applicable provisions, if

any, of the Companies Act, 1956 [including any

statutory modification(s) or re-enactment(s) thereof,

 for the time being in force], the appointment of

Shri Soli C. Engineer as an Executive Director for a

period of 5 years from 29 JUL 2009 on the specified

terms and remuneration as set out in the agreement to

 be entered into between the Company and Shri Soli C.

 Engineer, the terms of which are as specified hereto

 which shall be deemed to form part hereto and any

FY, during the currency of the terms of Shri Soli C.

Engineer as Executive Director, the Company has no

profit or its profits are inadequate, the Company

shall pay remuneration by way of salary, perquisites

and any other allowance as specified in Section II of

 Part II of Schedule XIII to the Companies Act, 1956

or such other limits as may be prescribed by the

Central Government from time to time as minimum

remuneration; the agreement to be entered into by the

 Company and Shri Soli C. Engineer be specifically

approved and sanctioned; and authorize the Board of

Directors of the Company [including the Committee of

Director] to vary and/or revise the remuneration of

Shri Soli C. Engineer as Executive Director within

the overall limits under the Companies Act, 1956 and

to do all such acts, deeds and things and execute all

 such documents, instrument and writing as may be

required and to delegate all or any of its powers

herein conferred to any Committee of Directors to

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GREAT OFFSHORE LTD

  TICKER:                  N/A                 CUSIP:   Y2869J107

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors of            ISSUER            YES         AGAINST           AGAINST

the Company, pursuant to the provisions of Section

81(1 A) and all other applicable provisions, if any,

of the Companies Act, 1956, the Foreign Exchange

Management Act, 1999 [including any statutory

modification(s) or re-enactment thereof for the time

being in force], and the applicable laws, rules,

guidelines, regulations, notifications and Circulars,

 if any, issued by the Securities and Exchange Board

of India [SEBI], Reserve Bank of India (RBI), the

Government of India (GOI), the Foreign Investment

Promotion Board (FIPB), and entered into by the

Company and the Stock Exchanges where the shares of

the Company are listed and subject to such

approval(s), consent(s), permission(s) and

sanction(s) as may be required from SEBI and any

other appropriate authorities, institutions or

bodies, as may be necessary and subject to such

conditions as may be prescribed by any of them while

granting any such approval, consent, permission or

sanction which may be agreed by the Board of

Directors of the Company [the Board] [which term

shall be deemed to include 'Resource Raising

Committee' or any other Committee constituted or

hereafter be constituted by for the time being

exercising the powers conferred on the Board by this

Resolution], to accept, if it thinks fit in the

interest of the Company, the consent and approval of

the Company be and is hereby accorded to the Board to

 issue Securities [as specified] by way of a direct

issuance and allotment of Shares in the form of

equity shares, warrants, bonds or debentures, or any

other debt instrument either convertible or

nonconvertible into equity shares whether optionally

or otherwise, [all of which are hereinafter

collectively referred to as Securities] whether

secured or unsecured, and further the Board of

Directors subject to applicable laws and regulations,

 to issue the Securities to investors [including but

not limited to Foreign Banks, Financial Institutions,

 Foreign Institutional Investors, Qualified

Institutional Buyers, Mutual Funds, Companies, other

Corporate Bodies, Non - Resident Indians, Foreign

Nationals and other eligible investors] as may be

decided by the Board [hereinafter referred to as

Investors] whether or not such Investors are members

of the Company, by way of one or more private or

public offerings [and whether in any domestic or

international markets), through a public issue(s),

private placement(s), preferential issues(s) or a

combination thereof in such manner and on such terms

and conditions as the board deems appropriate at

their absolute discretion, provided that aggregate

issue price of the Securities to be issued shall not

exceed INR. 1750 Crores inclusive of such premium as

may be payable on the equity shares, at such time or

times .and at such price or prices and in such

tranche or tranches as the Board in its absolute

discretion deems fit; without prejudice to the

generality of the above, the aforesaid issuance of

PROPOSAL #2.: Approve, in accordance with the                     ISSUER            YES             FOR                  FOR

provisions of Section 94, 16 and other applicable

provisions, if any, of the Companies Act, 1956,

[including any statutory amendments or re-enactments

thereof, for the time being in force]; 5,00,000

Cumulative Redeemable Preference Shares of INR1,000

each in the authorised Share Capital of the Company

be and are hereby reclassified into 5,00,00,000

equity shares of INR.10 each, Clause V(a) of the

Memorandum of Association of the Company be

substituted with the following: V (a) the authorized

Share Capital of the Company is INR 200,00,00,000

dividend into 10,00,00,000 equity shares of INR 10

each aggregating to INR. 100,00,00,000 and 10,00,000

Cumulative Redeemable Preference Shares of INR.1,000

each aggregating to INR 100,00,00,000 with power to

increase or decrease its share capital from time to

time and to divide the shares in the share capital

for the time being into several classes and to attach

 thereto respectively such preferential, deferred,

qualified or special rights, privileges, conditions

or restrictions as may be determined by or in

accordance with the Companies Act, 1956 and the

Articles of Association of the Company and to vary,

modify, amalgamate or abrogate any such rights,

privileges or conditions in such manner as may for

the time being be provided by the Articles of

Association of the Company, authorize the Board of

Directors to take all such steps and actions and give

 such directions as maybe in its absolute discretion

deemed necessary to give effect to this resolution

PROPOSAL #S.3: Approve, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Sections 198, 255, 269 and 309 read together with

Schedule XIII and other applicable provisions, if

any, of the Companies Act, 1956 [the Act] read with

Regulation 12 of the Securities and Exchange Board of

 India [Substantial Acquisition of Shares and

Takeovers] Regulations, 1997 [SEBI SAST Regulations]

and other applicable provisions, if any, of the SEBI

SAST Regulations, consent of the shareholders of the

Company, to the appointment of Shri Prakash Chandra

Kapoor, a nominee of Natural Power Ventures Private

Limited acting in concert with Bharati Shipyard

Limited and Dhanshree Properties Private Limited who

was appointed as an additional Director of the

Company with effect from 02 FEB 2010, by the Board of

 Directors and in respect of whom a notice under

Section 257 of the Act has been received from a

member proposing his candidature to the office of

Director of the Company, as a Director whose period

of office shall not be liable to determination by

retirement of Directors by rotation and as an

executive Director of the Company for a period of 5

years with effect from 01 MAY 2010 on a remuneration

to be paid and provided and the terms and conditions

and remuneration as set out in the agreement to be

entered into between the Company and Shri Prakash

Chandra Kapoor, the terms of which are mentioned in

the explanatory statement annexed hereto which shall

be deemed to form part hereto and in pursuance

whereof, Natural Power Ventures Private Limited

acting in concert with Bharati Shipyard Limited and

Dhanashree Properties Private Limited through Shri

Prakash Chandra Kapoor shall participate, manage and

be actively involved in and/or control the day to day

 affairs, management and policy decisions of the

Company or any committee thereof; authorize the Board

 of Directors or any committee thereof to increase,

augment and /or enhance or vary the remuneration to

be paid and provided from time to time to Shri

Prakash Chandra Kapoor in accordance with the

provisions of the Companies Act, 1956, and / or any

statutory modification or re-enactment, thereto and

for the guidelines for managerial remuneration issued

 by the Government of India or any other appropriate

authority in that behalf as in force and as amended

from time to time, pursuant to Section 309(3) read

together with Section 198(4) and other applicable

provisions, if any, of the Companies Act, 1956, the

remuneration as aforesaid, be paid and provided as

minimum to Shri Prakash Chandra Kapoor by way of

salary, perquisites and any other allowances as

specified in Section If of Part II of Schedule XIII

to the Companies Act, 1956 or such other limits as

may be prescribed by the Central Government from time

 to time as minimum remuneration, notwithstanding

that in any FY of the Company during his term of

office the Company may have made no profits or its

profits are inadequate, the agreement to be entered

into by the Company and Shri Prakash Chandra Kapoor

be and is specifically approved and sanctioned,

PROPOSAL #S.4: Approve, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Sections 198, 255, 269, and 309 read together with

Schedule XIII and other applicable provisions, if

any, of the Companies Act, 1956 [the Act] read with

Regulation 12 of the Securities and Exchange Board of

 India [Substantial Acquisition of Shares and

Takeovers] Regulations, 1997 [SEBI SAST Regulations]

and other applicable provisions, if any, of the SEBI

SAST Regulations, consent of the shareholders of the

Company, be and is hereby accorded to the appointment

 of Shri Vijay Kumar, a nominee of Natural Power

Ventures Private Limited acting in concert with

Bharati Shipyard Limited and Dhanshree Properties

Private Limited who was appointed as an Additional

Director of the Company with effect from 02 FEB 2010,

 by the Board of Directors and in respect of whom a

notice under Section 257 of the Act-has been received

 from a member proposing his candidature to the

office of Director of the Company, as a Director

whose period of office shall not be liable to

determination by retirement of directors by rotation

and as an Executive Director of the Company for a

period of 5 years with effect from 01 MAY 2010 on a

remuneration to be paid and provided and the terms

and conditions as set out in the explanatory

statement attached hereto and in pursuance whereof,

Natural Power Ventures Private Limited acting in

concert with Bharati Shipyard Limited and Dhanshree

Properties Private Limited through Shri Vijay Kumar

shall participate, manage and be actively involved in

 and/or control the day to day affairs, management

and policy decisions of the Company; authorize the

Board of Directors or any Committee thereof to

increase, augment and for enhance or vary the

remuneration to be paid and provided from time to

time to Shri Vijay Kumar in accordance with the

provisions of the Companies Act, 1956, and / or any

statutory modification or re-enactment, thereto and

for the guidelines for managerial remuneration issued

 by the Government of India or any other appropriate

authority in that behalf as in force and as amended

from time to time, pursuant to Section 309(3) read

together with Section 198(4) and other applicable

provisions, if any, of the Companies Act, 1956, the

remuneration as aforesaid, be paid and provided as

minimum to Shri Vijay Kumar, by way of salary,

perquisites and any other allowances as specified in

Section II of Part II of Schedule XIII to the

Companies Act, 1956 or such other limits as may be

prescribed by the Central Government from time to

time as Minimum Remuneration, notwithstanding that in

 any FY of the Company during his term of office, the

 Company may have made no profits or its profits are

inadequate, the Agreement to be entered into by the

Company and Shri Vijay Kumar be and is specifically

approved and sanctioned; authorize the Board of

Directors of the Company to do all such acts, deeds,

matters and things as may be considered necessary or

desirable to give effect to this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GREAT PORTLAND ESTATES PLC R.E.I.T., LONDON

  TICKER:                  N/A                 CUSIP:   G40712179

  MEETING DATE:      7/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial        ISSUER            YES         AGAINST           AGAINST

 statements together with the Directors' and the

Auditors' reports for the YE 31 MAR 2008

PROPOSAL #2.: Grant authority for the payment of a            ISSUER            YES             FOR                  FOR

final dividend for the YE 31 MAR 2009

PROPOSAL #3.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report

PROPOSAL #4.: Re-elect Mr. Toby Courtauld as a                   ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #5.: Elect Mr. Martin Scicluna as a Director        ISSUER            YES         AGAINST           AGAINST

 of the Company

PROPOSAL #6.: Re-appoint Deloitte & Touche LLP as the        ISSUER            YES             FOR                  FOR

 Auditors

PROPOSAL #7.: Authorize the Directors to agree the            ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #8.: Approve to increased the authorized              ISSUER            YES             FOR                  FOR

share capital of the Company from GBP 68,762,594 to

GBP 75,000,000 by the creation of 49,899,248

additional ordinary shares of 12.5 pence each in the

capital of the Company ranking pari passu in all

respects with the existing ordinary shares of 12.5

pence each in the capital of the Company

PROPOSAL #9.: Authorize the Directors, in accordance         ISSUER            YES             FOR                  FOR

with Section 80 of the Companies Act 1985 [the Act],

to allot relevant securities [as specified for the

purposes of that Section] up to a maximum nominal

amount of GBP 12,897,891; and further allot equity

securities [as specified in Section 94 of the Act] in

 connection with a rights issue in favor of holders

of ordinary shares where the equity securities

respectively attributable to the interests of all

those holders are proportionate [as nearly as

practicable] to the respective number of ordinary

shares held by them up to an additional maximum

nominal amount of GBP 12,897,891; [Authority expire

the earlier of the conclusion of the next AGM of the

Company or on 01 OCT 2010]; and the Company may,

before this authority expires, make an offer or

agreement which would or might require relevant

securities to be allotted after it expires

PROPOSAL #S.10: Authorize the Directors, pursuant to         ISSUER            YES             FOR                  FOR

Section 95 of the Act subject to Resolution 9 being

passed, to allot equity securities [as specified in

Section 94[2] of the Act] for cash and to allot

equity securities [as specified in Section 94[3A] of

the Act], in either case as if Section 89[1] of the

Act did not apply to any such allotment provided that

 this power shall be limited: to the allotment of

equity securities in connection with a rights issue

or other pre-emptive issue in favor of shareholders

[notwithstanding that by reason of such exclusions as

 the Directors may deem necessary to deal with

problems arising in any overseas territory, in

connection with fractional entitlements or otherwise

howsoever the equity securities to be issued are not

offered to all of such persons in proportion to the

number of shares held by each of them]; and to the

allotment of equity securities up to an aggregate

nominal value of GBP 1,954,225; [Authority expire the

 earlier of the conclusion of the next AGM of the

Company or 01 OCT 2010]; and the Directors may allot

equity securities in pursuance of such offer or

agreement as if the power conferred hereby had not

PROPOSAL #S.11: Authorize the Company, in accordance         ISSUER            YES             FOR                  FOR

with Article 11 of the Company's Articles of

Association the Company, to make market purchases

[within the meaning of Section 163[3] of the Act] of

its shares on such terms and in such manner as the

Directors may determine, subject to the following

conditions: the maximum number of shares which may be

 purchased is 46,870,154; the maximum price at which

shares may be purchased shall not be more than the

higher of an amount equal to 5% above the average of

the middle market quotations for the shares as taken

from the London Stock Exchange Daily Official List

for the 5 business days' preceding the date of

purchase and the amount stipulated by Article 5[1] of

 the Buy-back and Stabilization Regulation 2003 and

the minimum price shall be 12.5 pence, being the

nominal value of the shares, in each case exclusive

of expenses; [Authority expires the earlier of the

conclusion of the next AGM of he Company after the

passing of this Resolution or 01 October 2010]; and

the Company may before such expiry enter into a

contract of purchase under which such purchase may be

 completed or executed wholly or partly after the

PROPOSAL #S.12: Approve, in accordance with the                 ISSUER            YES             FOR                  FOR

Company's Articles of Association, a general meeting

other than an AGM may be called on not less than 14

clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GREAT WALL ENTERPRISE CO LTD

  TICKER:                  N/A                 CUSIP:   Y2866P106

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business reports                              ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports reviewed by          ISSUER             NO              N/A                  N/A

Supervisors

PROPOSAL #A.3: The status of 2009 endorsements and            ISSUER             NO              N/A                  N/A

guarantees

PROPOSAL #A.4: The status of the investment in                   ISSUER             NO              N/A                  N/A

Mainland China

PROPOSAL #B.1: Ratify 2009 audited reports                           ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Ratify the 2009 earnings distribution         ISSUER            YES             FOR                  FOR

proposal; Cash dividend: TWD 1.2 per share

PROPOSAL #B.3: Approve to raise capital by issuing            ISSUER            YES             FOR                  FOR

new shares from earnings; stock dividend: 50/1000 shs

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B51.1: Election of Fu Jue Investment                   ISSUER            YES             FOR                  FOR

Corporation/ Han, Chia-Yau as a Director, Shareholder

 ID 14320

PROPOSAL #B51.2: Election of Fu Jue Investment                   ISSUER            YES             FOR                  FOR

Corporation/ Harn, Jia-Chen as a Director,

Shareholder ID 14320

PROPOSAL #B51.3: Election of Fu Jue Investment                   ISSUER            YES             FOR                  FOR

Corporation/ Han, Chia-Yin as a Director, Shareholder

 ID 14320

PROPOSAL #B51.4: Election of Lien Hwa Industrial                ISSUER            YES             FOR                  FOR

Corporation as a Director, Shareholder ID 148

PROPOSAL #B51.5: Election of C.T.S. Industrial Co.,          ISSUER            YES             FOR                  FOR

Ltd. as a Director, Shareholder ID153668

PROPOSAL #B51.6: Election of Wang, Izu-Lin as a                 ISSUER            YES             FOR                  FOR

Director, Shareholder ID 4774

PROPOSAL #B51.7: Election of Tseng, Pen Jung as a              ISSUER            YES             FOR                  FOR

Director, Shareholder ID 104351

PROPOSAL #B.5.2: Election of Dar Jia Investment                 ISSUER            YES             FOR                  FOR

Corporation/ Lee, Hung Chun as Supervisor,

Shareholder ID 81779

PROPOSAL #B.6: Approve to release the Directors from         ISSUER            YES             FOR                  FOR

non-competition duties

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GREAT WALL TECHNOLOGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y2869H101

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company  the Board  for the YE 31

DEC 2009

PROPOSAL #2: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company for the YE 31 DEC 2009

PROPOSAL #3: Receive and adopt the audited financial         ISSUER            YES             FOR                  FOR

statements of the Company and the Auditors' report

for the YE 31 DEC 2009

PROPOSAL #4: Approve the Profit Distribution Plan and        ISSUER            YES             FOR                  FOR

 the final dividend distribution Plan of the Company

for the YE 31 DEC 2009 and authorize the Board to

distribute such final dividend to the shareholders of

 the Company

PROPOSAL #5: Approve the remuneration of the                       ISSUER            YES             FOR                  FOR

Directors, the Supervisors and the Senior Management

of the Company for the YE 31 DEC 2009

PROPOSAL #6: Re-appoint Shinewing (HK) CPA Limited as        ISSUER            YES             FOR                  FOR

 the International Auditors and Shinewing Certified

Public Accountants as the Domestic Auditors of the

Company for year 2010 and authorize the Board to fix

their respective remuneration

PROPOSAL #7.i: Re-elect Mr. Lu Ming as an Executive          ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #7.ii: Re-elect Mr. Tam Mau Chi as an                   ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #7.iii: Re-elect Mr. Yang Jun as an                       ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #7.iv: Re-elect Mr. Su Duan as an Executive         ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #7.v: Election of Mr. Liu Liehong as an                ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #7.vi: Election of Mr. Du Heping as an                 ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #7.vii: Election of Mr. Chen Zhiya as an              ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company

PROPOSAL #7viii: Election of Mr. Yao Xiaocong as an          ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company

PROPOSAL #7.ix: Election of Dr. James Kong Tin Wong          ISSUER            YES             FOR                  FOR

as an Independent Non-Executive Director of the

PROPOSAL #7.x: Approve the remuneration of the                   ISSUER            YES             FOR                  FOR

Directors so re-elected and elected

PROPOSAL #8.i: Election of Mr. Lang Jia as a                       ISSUER            YES             FOR                  FOR

Supervisor of the Company

PROPOSAL #8.ii: Election of Ms. Kong Xeuping as a              ISSUER            YES             FOR                  FOR

Supervisor of the Company

PROPOSAL #8.iii: Election of Mr. Song Jianhua as a            ISSUER            YES             FOR                  FOR

Supervisor of the Company

PROPOSAL #8.iv: Approve the remuneration of the                 ISSUER            YES             FOR                  FOR

Supervisors so re-elected

PROPOSAL #S.9: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

repurchase H shares of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GREAT WALL TECHNOLOGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y2869H101

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

repurchase H shares of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GREATEK ELECTRONICS INC

  TICKER:                  N/A                 CUSIP:   Y2858G106

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2009 financial statements      ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: To report the 2009 audited reports               ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.8 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings, proposed stock dividend: 20

for 1,000 shares held

PROPOSAL #B51.1: Election of Chuang-Hsien Chueh                 ISSUER            YES         AGAINST           AGAINST

[Shareholder No.: 3] as a Director

PROPOSAL #B51.2: Election of Chin-Cheng Li                          ISSUER            YES         AGAINST           AGAINST

[Shareholder No.: 2] as a Director

PROPOSAL #B51.3: Election of Louis Ning [Shareholder         ISSUER            YES         AGAINST           AGAINST

No.: 18] as a Director

PROPOSAL #B51.4: Election of Di-Ping Yang                            ISSUER            YES         AGAINST           AGAINST

[Shareholder No.: 47] as a Director

PROPOSAL #B51.5: Election of Stoney Chen [Shareholder        ISSUER            YES         AGAINST           AGAINST

 No.: 74] as a Director

PROPOSAL #B51.6: Election of Cisheng Investment Inc.,        ISSUER            YES         AGAINST           AGAINST

 [Shareholder No.: 40398] as a Director

PROPOSAL #B51.7: Election of Hung-Wei Venture Capital        ISSUER            YES         AGAINST           AGAINST

 Co., Ltd. [Shareholder No.: 47414] as a Director

PROPOSAL #B52.1: Election of Yan-Tang Chang                        ISSUER            YES         AGAINST           AGAINST

[Shareholder No.: 32] as a Supervisor

PROPOSAL #B52.2: Election of Wen-Han Chen                            ISSUER            YES         AGAINST           AGAINST

[Shareholder No.: 50] as a Supervisor

PROPOSAL #B52.3: Election of Cheng-Yue Liu, [ID.:              ISSUER            YES         AGAINST           AGAINST

H101064720] as a Supervisor

PROPOSAL #B.6: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.7: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GREEN CROSS CORP, YONGIN-GUN

  TICKER:                  N/A                 CUSIP:   Y7499Q108

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 41st B/S, I/S and proposed          ISSUER            YES             FOR                  FOR

disposition of retained  earning

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Election of Ilseop Heo, Soontae Cho,              ISSUER            YES             FOR                  FOR

Byunggun Lee, Seongkyu Kim, Eunchul Heo, (External)

Sungtae Yoon and Myungjae Lee as the Directors

PROPOSAL #4: Election of Jongho Noh as the Auditor             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #6: Approve the limit of remuneration                    ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GREENCORE GROUP PLC

  TICKER:                  N/A                 CUSIP:   G40866124

  MEETING DATE:      2/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and approve the financial                   ISSUER            YES             FOR                  FOR

statements for the YE 25 SEP 2009 together with the

reports of the Directors and the Auditors thereon

PROPOSAL #2: Declare a final dividend of 4.5 cent per        ISSUER            YES             FOR                  FOR

 share on the ordinary shares for the YE 25 SEP 2009c

PROPOSAL #3.A: Re-appoint John Herlihy as a Director,        ISSUER            YES             FOR                  FOR

 who retires in accordance with the Articles of

Association

PROPOSAL #3.B: Re-appoint Tony Hynes as a Director,          ISSUER            YES             FOR                  FOR

who retires in accordance with the Articles of

Association

PROPOSAL #3.C: Re-appoint Pat McCann as a Director,          ISSUER            YES             FOR                  FOR

who retires in accordance with the Articles of

Association

PROPOSAL #3.D: Re-appoint Ned Sullivan as a Director,        ISSUER            YES             FOR                  FOR

 who retires in accordance with the Articles of

Association

PROPOSAL #3.E: Re-appoint Diane Walker as a Director,        ISSUER            YES             FOR                  FOR

 who retires in accordance with the Articles of

Association

PROPOSAL #4: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

remuneration of the Auditors for the YE 24 SEP 2010

PROPOSAL #5: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

for the purposes of Section 20 of the Companies

Amendment  Act, 1983, to allot relevant securities

within the meeting of Section 20 of that Act  up to

an amount equal to the authorized but as yet un-

issued share capital of the Company on the date of

the AGM; Authority expires at close of business on 11

 FEB 2015 unless and to the extent that such power is

 renewed  or extended prior to such date, save the

Company may make before such expiry an offer or

agreement which would or might require relevant

securities to be allotted after such expiry, and the

Directors may allot relevant securities in pursuance

of such an offer or agreement as if the power

conferred by this resolution had not expired

PROPOSAL #S.6: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, pursuant to Section 23 and Section 24(1) of

the Companies  Amendment  Act, 1983, to allot equity

securities Section 23 of that Act  for cash pursuant

to the authority conferred by the resolution of the

Company passed as Resolution 5 in the notice of this

meeting as if Section 23(1) of that Act did not apply

 such allotment provided that this power shall be

limited to the allotment of equity securities: a) in

connection with any rights issue in favor of ordinary

 shareholders where the equity securities

respectively attributable to the interests of all

ordinary shareholders; and b) up to a maximum

aggregate nominal value of EUR 6,479,777 being equal

to approximately 5% of the aggregate nominal value of

PROPOSAL #S.7: Authorize the Company and/or any of            ISSUER            YES             FOR                  FOR

its subsidiaries to make market purchase Section 155

of the Companies Act, 1963 , to make market purchase

 as specified in Section 212 of the Companies Act,

1990  of shares of any class except the special share

  of the Company  the Shares  on such terms and

conditions and in such manner as the Directors may

from time to time determine but subject, however, to

the provisions of the Companies Act, 1990 and to the

following restrictions and provisions: a) the maximum

 number of shares authorized to be acquired pursuant

to the terms of this resolutions shall be such number

 of shares whose aggregate nominal value shall equal

10% of the aggregate nominal value of the issued

share capital of the Company as at the close of

business on the date of the CONTD.

PROPOSAL #S.8: Approve the provision in Article 54(a)        ISSUER            YES             FOR                  FOR

 allowing for the convening of EGM by at least 14

clear days' notice  where such meetings are not

convened for the passing of a special resolution

shall continue to be effective

PROPOSAL #S.9: Amend the Articles of Association as          ISSUER            YES             FOR                  FOR

specified

PROPOSAL #10: Authorize the Directors, pursuant to            ISSUER            YES             FOR                  FOR

Article 120(b) of the Articles of Association of the

Company, to exercise the powers contained in the said

 Article so that the Directors may offer to holders

of the ordinary shares in the capital of the Company

the right to elect to receive an allotment of

additional ordinary shares, credited as fully paid,

instead of cash in respect of all or part of any

dividend or dividends falling to be declared or paid

at this AGM or at any time prior to the next

following AGM of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GREENCORE GROUP PLC

  TICKER:                  N/A                 CUSIP:   G40866124

  MEETING DATE:      3/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the proposed disposal of                   ISSUER            YES             FOR                  FOR

Greencore Malt ['the Disposal'] as described in the

circular to Shareholders of the Company dated 19 FEB

2010 of which this Notice forms part [the Circular]

and authorize each and any of the Directors and the

Secretary of the Company [or a duly authorized

Committee of the Directors] to conclude and implement

 the Disposal and to make such amendments,

modifications, variations, waivers and extensions of

any of the terms of the Disposal as the Directors or

any such committee may deem necessary, expedient or

appropriate [provided such amendments, modifications,

 variations, waivers and extensions are not of a

material nature] and to any documents and

arrangements connected with the Disposal as they may

in their absolute discretion think necessary or

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GREENE KING PLC

  TICKER:                  N/A                 CUSIP:   G40880133

  MEETING DATE:      9/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Directors and        ISSUER            YES             FOR                  FOR

 the accounts for the 52 weeks ended 03 MAY 2009 and

the Auditors' report thereon

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the 52 weeks ended 03 MAY 2009

PROPOSAL #3.: Declare a final dividend of 15.1p per          ISSUER            YES             FOR                  FOR

ordinary share

PROPOSAL #4.: Re-elect Justin Adams as a Director of         ISSUER            YES         AGAINST           AGAINST

the Company

PROPOSAL #5.: Re-elect Ian Bull as a Director of the         ISSUER            YES         AGAINST           AGAINST

Company

PROPOSAL #6.: Re-appoint Ernst and Young LLP as the          ISSUER            YES             FOR                  FOR

Auditors of the Company until the conclusion of the

next AGM

PROPOSAL #7.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the remuneration of the Auditors of the Company

PROPOSAL #8.: Authorize the Directors to amend the            ISSUER            YES             FOR                  FOR

rules of the Long Term Incentive Plan

PROPOSAL #9.: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #10.: Approve to increase the maximum                   ISSUER            YES             FOR                  FOR

ordinary remuneration of the Directors

PROPOSAL #S.11: Authorize the Directors to disapply          ISSUER            YES             FOR                  FOR

pre-emption rights

PROPOSAL #S.12: Grant authority for purchase of own          ISSUER            YES             FOR                  FOR

shares

PROPOSAL #S.13: Adopt new Articles of Association               ISSUER            YES             FOR                  FOR

PROPOSAL #S.14: Approve to allow the Company to hold         ISSUER            YES             FOR                  FOR

general meetings on 14 days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GREGGS PLC, JESMOND

  TICKER:                  N/A                 CUSIP:   G41076111

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts for the FYE 02 JAN         ISSUER            YES             FOR                  FOR

2010 and the reports of the Directors and auditors

thereon

PROPOSAL #2.A: Re-appointment of KPMG Audit PLC as            ISSUER            YES             FOR                  FOR

Auditors

PROPOSAL #2.B: Authorize the Directors to determine          ISSUER            YES             FOR                  FOR

their remuneration

PROPOSAL #3.: Approve to declare a final dividend               ISSUER            YES             FOR                  FOR

PROPOSAL #4.A: Re-election of Mrs. J. M. Baddeley as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #4.B: Re-election of Mr. R. J. Hutton as              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.C: Re-election of Mr. R. Whiteside as              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.D: Re-election of Mr. R. F. Bennett                  ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve the Directors remuneration                ISSUER            YES             FOR                  FOR

report

PROPOSAL #6: Authorize the Directors to allot shares         ISSUER            YES             FOR                  FOR

or to grant rights to subscribe for or to convert any

 security into shares in accordance with section 551

of the companies Act 2006

PROPOSAL #s.7: Grant authority for the disapplication        ISSUER            YES             FOR                  FOR

 of pre-emption rights in accordance with section 570

 of the companies Act 2006

PROPOSAL #s.8: Approve the purchase of shares                     ISSUER            YES             FOR                  FOR

pursuant to section 701 of the companies Act 2006

PROPOSAL #s.9: Approve to allow general meetings to          ISSUER            YES             FOR                  FOR

be held on not less than 14 clear days notice

PROPOSAL #s.10: Approve to adopt new Articles of                ISSUER            YES             FOR                  FOR

Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRENDENE SA

  TICKER:                  N/A                 CUSIP:   P49516100

  MEETING DATE:      9/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the splitting of common shares         ISSUER            YES             FOR                  FOR

issued by the Company, so that each common share

comes to be represented by 3 post-split shares, with

each shareholder receiving 2 new shares for each

common share owned, with the share capital coming to

be represented by 300,000,000 common shares, with no

par value

PROPOSAL #2.: Approve, as a result of the decision in        ISSUER            YES             FOR                  FOR

 Item 1 of the agenda, to increase the authorized

share capital limit of the company from 100,000,000

common shares to 300,000,000 common shares

PROPOSAL #3.: Amend the main part of Articles 5 and 6        ISSUER            YES             FOR                  FOR

 of the Company's Corporate By-laws as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRENDENE SA, SOBRAL

  TICKER:                  N/A                 CUSIP:   P49516100

  MEETING DATE:      4/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT
PROPOSAL #A.: Ratify the share capital increase                 ISSUER            YES             FOR                  FOR

through the private issuance of new, common shares

with no par value, within the framework of the

Company stock option plan, approved at the EGM held

on 14 APR 2008, for the purpose of meting the

exercise of the options granted to the eligible

executives, with the consequent increase of the share

 capital, within the limits of the authorized capital

 in accordance with the terms of Article 6, paragraph

 2, of the Corporate bylaws of the Company, in the

amount of BRL 4,541,493,75 the share capital of the

Company that was BRL 1,226,760,110.71 will be BRL

1,231,301,604.46 and increase by 720,000 shares,

PROPOSAL #B.: Approve the consequent bylaws amendment        ISSUER            YES             FOR                  FOR

 by the examination of the new wording of the main

part of Article 5 of the Corporate bylaws, relative

to the amount of the share capital and quantity of

common, nominative shares, with no par value,

subscribed for and paid in, Article 5, the subscribed

 for and fully paid in share capital is BRL

1,231,301,604,46,which is divided into 300,720,000

common shares, with no par value within the limit of

the authorized capital in accordance with Article 6,

paragraph 2, of the Corporate bylaws remains unchanged

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRENDENE SA, SOBRAL

  TICKER:                  N/A                 CUSIP:   P49516100

  MEETING DATE:      4/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: Approve the Managements accounts,                   ISSUER            YES             FOR                  FOR

examine, discuss and vote on the accounting and/or

financial statements for the business YE on 31 DEC

PROPOSAL #B: Approve to decide on the destination of         ISSUER            YES             FOR                  FOR

the net income for the year and the distribution of

dividends, in accordance with the proposal by the

Company's Executive Management

PROPOSAL #C: Election of Members of the Board of                ISSUER            YES         AGAINST           AGAINST

Directors for a period of office of 2 years and

approve to set the global remuneration of the

Managers in accordance with Clause 14 of the By-laws

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRENKELEASING AG, BADEN-BADEN

  TICKER:                  N/A                 CUSIP:   D2854Z101

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements and annual report, and the report

pursuant to Sections 289(4) and 315(4) of the German

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 23,263,815.44 as follows:

 payment of a dividend of EUR 0.60 per share EUR

15,053,356.04 shall be carried forward ex-dividend

and payable date: 12 MAY 2010

PROPOSAL #3.: Ratification of the acts of the board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.1: Election of Dieter Muench to the                 ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.2: Election of Florian Schulte to the              ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.3: Election of Erwin Staudt to the                   ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.4: Election of Thilo Woern to the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #6.: Appoint the Auditors for the 2010 FY:          ISSUER            YES             FOR                  FOR

Ernst + Young AG, Frankfurt

PROPOSAL #7.: Authorization to acquire own shares the        ISSUER            YES             FOR                  FOR

 Company shall be authorized to acquire own shares of

 up to 10% of its share capital, at prices not

deviating more than 20% from the market price of the

shares, on or before 11 MAY 2015, the Board of

Managing Directors shall be authorized to use the

shares for acquisition purposes, to sell the shares

at a price not materially below their market price,

and to retire the shares

PROPOSAL #8.: Resolution on the Supervisory Board              ISSUER            YES             FOR                  FOR

remuneration the ordinary members of the Supervisory

Board shall receive an annual remuneration of EUR

7,500, the Chairman shall receive EUR 11,250, each

member of the Supervisory Board who is a Committee

Member shall receive an additional remuneration of

EUR 600 and the Committee Chairman EUR 900 per FY,

the Members of the Supervisory Board shall receive a

variable remuneration in case the dividend exceeds

EUR 0.20 per share

PROPOSAL #9.: Approve the control and profit transfer        ISSUER            YES             FOR                  FOR

 agreement with the Company's wholly-owned subsidiary

 Grenke Service AG, effective for a period of at

least 5 years

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRONTMAATSCHAPPIJ NV GRONTMIJ NV

  TICKER:                  N/A                 CUSIP:   N37558199

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER             NO              N/A                  N/A

PROPOSAL #2: Presentation by the Executive Board                ISSUER             NO              N/A                  N/A

PROPOSAL #3.A: Report of the Supervisory Board and            ISSUER             NO              N/A                  N/A

report of the Executive Board for the financial year

2009

PROPOSAL #3.B: Corporate Governance                                       ISSUER             NO              N/A                  N/A

PROPOSAL #3.C: Adopt the annual accounts for the FY          ISSUER            YES             FOR                  FOR

2009 as drawn up by the Executive Board and signed by

 the Executive Board and the Supervisory Board on 11

MAR 2010

PROPOSAL #4: Declare a dividend 2009; in determining         ISSUER            YES             FOR                  FOR

the dividend for 2009, consideration was given to the

 Group's contractual redemption on existing loans,

solvency, cash position and anticipated cash flow for

 2010; it is to pay out a dividend for the FY 2009 of

 EUR 1.00 per share with nominal value of EUR 0.25 in

 the form of  depositary receipts for  ordinary

shares Grontmij N.V., unless shareholders or holders

of depositary receipts expressly request for

distribution in cash  subject to 15% dividend tax ;

the option period for cash distribution is from 25

MAY till up and including 03 JUN 2010; to the extent

that the dividend...CONTD

PROPOSAL #CONTD: CONTD will be distributed in the              ISSUER             NO              N/A                  N/A

form of  depositary receipts for  ordinary shares,

the  depositary receipts for  ordinary shares issued

for the distribution of stock dividend will be

charged to the share premium reserve or, at the

option of the company, the other reserves, and the

corresponding amount of EUR 1.00 per  depositary

receipt for  ordinary share will be deducted from the

 profit that is at the disposal of the general

meeting of shareholders and will be contributed to

the other reserves

PROPOSAL #5.A: Grant discharge to the Members of the         ISSUER            YES             FOR                  FOR

Executive Board

PROPOSAL #5.B: Grant discharge to the Members of the         ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #6: Amendment the Articles of Association of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #7.A: Approve the extension of the                        ISSUER            YES             FOR                  FOR

designation of the Executive Board as the body

authorized to issue ordinary shares; according to

Article 5 of the Articles of Association, to issue

shares, which decision is subject to approval by the

Supervisory Board; the duration and scope of this

authority of the Executive Board is determined by

resolution adopted by the general meeting of

shareholders; to extend the designation of the

Executive Board as the body authorized to issue

ordinary shares and to grant rights to subscribe CONTD

PROPOSAL #CONTD: CONTD for ordinary shares, as                   ISSUER             NO              N/A                  N/A

provided for in article 5 of the Articles of

Association by a period of 18 months starting on the

date of this meeting and therefore ending on 18 NOV

2011; these authorizations concern for an issue of

ordinary shares; a maximum of 10% of the issued

capital as at the date of this general meeting of

shareholders or if the issue takes place in the

context of a merger or take-over, a maximum of 20% of

 the issued capital as at the date of this general

meeting of shareholders

PROPOSAL #7.B: Approve the extension of the                        ISSUER            YES             FOR                  FOR

designation of the Executive Board as the body

authorized to limit or exclude the preferential right

PROPOSAL #8: Authorize the Executive Board, for a              ISSUER            YES             FOR                  FOR

period of eighteen months starting on 18 MAY 2010, to

 acquire its own shares or depositary receipts for

such shares as defined in Article 11 of the Articles

of Association by purchase on the stock market or

otherwise; the maximum number of shares or depositary

 receipts for shares acquired in this way is equal to

 the maximum of 10% of the issued capital as provided

 by the Articles of association; the price per

(depositary receipt for an) ordinary share is a

maximum of the market price plus 10%; the market

price is considered the average closing price for

depositary receipts Grontmij N.V. according to the

'Offici le Prijscourant' published by Euronext

Amsterdam N.V. for five consecutive trading days

preceding the date of purchase

PROPOSAL #9: Approve to use the English language to          ISSUER            YES             FOR                  FOR

include items in the company's individual account and

 the consolidated annual accounts and to draw up the

company's annual report in the English language, as

from the FY 2010

PROPOSAL #10: Approve to  commission KPMG Accountants        ISSUER            YES             FOR                  FOR

 N.V. of Rotterdam, the Netherlands, to audit the

annual accounts for the financial year of 2010

PROPOSAL #11: Any other matters                                              ISSUER             NO              N/A                  N/A

PROPOSAL #12: Conclusion                                                          ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GROUPE AEROPLAN INC

  TICKER:                  N/A                 CUSIP:   399453109

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Robert E. Brown as a                 ISSUER            YES             FOR                  FOR

Director who will serve until the end of the

PROPOSAL #1.2: Election of Roman Doroniuk as a                   ISSUER            YES         AGAINST           AGAINST

Director who will serve until the end of the

PROPOSAL #1.3: Election of Rupert Duchesne as a                 ISSUER            YES             FOR                  FOR

Director who will serve until the end of the

PROPOSAL #1.4: Election of Joanne Ferstman as a                 ISSUER            YES         AGAINST           AGAINST

Director who will serve until the end of the

PROPOSAL #1.5: Election of Michael M. Fortier as a            ISSUER            YES             FOR                  FOR

Director who will serve until the end of

PROPOSAL #1.6: Election of John M. Forzani as a                 ISSUER            YES             FOR                  FOR

Director who will serve until the end of the

PROPOSAL #1.7: Election of David H. Laidley as a                ISSUER            YES         AGAINST           AGAINST

Director who will serve until the end of

PROPOSAL #1.8: Election of Douglas D. Port as a                 ISSUER            YES             FOR                  FOR

Director who will serve until the end of the

PROPOSAL #1.9: Election of Alan P. Rossy as a                     ISSUER            YES             FOR                  FOR

Director who will serve until the end of the

PROPOSAL #2: Appointment of PricewaterhouseCoopers            ISSUER            YES         AGAINST           AGAINST

LLP as the Auditors of the Corporation

PROPOSAL #S.3: Amend the Articles of Incorporation of        ISSUER            YES             FOR                  FOR

 Groupe Aeroplan to introduce a voting right, in

certain limited circumstances, for holders of

preferred shares of Groupe Aeroplan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GROUPE EUROTUNNEL

  TICKER:                  N/A                 CUSIP:   F477AL114

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #o.1: Approve the annual accounts for the YE        ISSUER            YES             FOR                  FOR

 31 DEC 2009

PROPOSAL #o.2: Approve the allocation of the result          ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009

PROPOSAL #o.3: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #o.4: Approve the regulated agreements and          ISSUER            YES             FOR                  FOR

commitments stipulated in the Special Auditors'

Report pursuant to Article L. 225-38 of the Code du

Commerce [Commercial Code]

PROPOSAL #o.5: Approve the conclusion by the Company         ISSUER            YES             FOR                  FOR

of the regulated agreements and commitments

stipulated in the Special Auditors' Report

PROPOSAL #o.6: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

implement a Company share purchase programme

PROPOSAL #o.7: Approve the mandate of Madame Colette         ISSUER            YES             FOR                  FOR

Neuville

PROPOSAL #o.8: Approve the mandate of Monsieur Henri         ISSUER            YES             FOR                  FOR

Rouanet

PROPOSAL #o.9: Approve the mandate of Monsieur Pierre        ISSUER            YES             FOR                  FOR

 Bilger

PROPOSAL #o.10: Approve the renewal Mandate of                   ISSUER            YES             FOR                  FOR

Monsieur Hugues Lepic

PROPOSAL #o.11: Approve the mandate of Monsieur Jean-        ISSUER            YES             FOR                  FOR

Pierre Trotignon

PROPOSAL #o.12: Approve the mandate of Monsieur                 ISSUER            YES             FOR                  FOR

Jacques Goumon

PROPOSAL #o.13: Approve the mandate of Monsieur                 ISSUER            YES             FOR                  FOR

Robert Rochefort

PROPOSAL #o.14: Approve the mandate of Madame                     ISSUER            YES             FOR                  FOR

Patricia Hewitt

PROPOSAL #o.15: Approve the mandate of Monsieur                 ISSUER            YES             FOR                  FOR

Philippe Canu

PROPOSAL #o.16: Approve the mandate of Monsieur                 ISSUER            YES             FOR                  FOR

Philippe Vasseur

PROPOSAL #o.17: Approve the mandate of Monsieur Tim          ISSUER            YES             FOR                  FOR

Yeo

PROPOSAL #E.18: Approve the merger absorbing                       ISSUER            YES             FOR                  FOR

Eurotunnel Group (UK) plc (EGP) into the Company,

under the suspensive condition of the approval of the

 merger by EGP

PROPOSAL #E.19: Approve the merger absorbing TNU plc         ISSUER            YES             FOR                  FOR

into the Company under the suspensive condition of

approval of the merger by TNU plc shareholders

PROPOSAL #E.20: Approve the correlative increase in          ISSUER            YES             FOR                  FOR

the Company's capital stock in return for

contributions under the suspensive condition of

approval of the merger by TNU plc shareholders

PROPOSAL #E.21: Approve the allocation of the merger         ISSUER            YES             FOR                  FOR

premium

PROPOSAL #E.22: Approve the powers for signing the            ISSUER            YES             FOR                  FOR

compliance declaration and for other formalities

PROPOSAL #E.23: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase capital stock reserved for employees

PROPOSAL #E.24: Approve the free allocation of shares        ISSUER            YES             FOR                  FOR

 to paid staff and Company agents

PROPOSAL #E.25: Approve the allocation of options              ISSUER            YES             FOR                  FOR

granting access to share subscription and/or existing

 share purchase options

PROPOSAL #E.26: Amend the Article 16 of the Company's        ISSUER            YES             FOR                  FOR

 Articles of Association relating to the number of

shares Directors must hold during the term of their

mandate

PROPOSAL #E.27: Amend the Article 17 of the Company's        ISSUER            YES         AGAINST           AGAINST

 Articles of Association relating to the term of

Directors' roles

PROPOSAL #E.28: Amend the Articles 6, 9-3, 11-2, 20-         ISSUER            YES             FOR                  FOR

7, 37 and 38 as a consequence of the conversion of

the GET SA Preference Share into an ordinary share

PROPOSAL #E.29: Amend the Article 27.4 of the                     ISSUER            YES             FOR                  FOR

Articles of Association to allow simplified

PROPOSAL #E.30: Authorize the Board to reduce capital        ISSUER            YES             FOR                  FOR

 by cancellation of shares

PROPOSAL #E.31: Approve the powers                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GROUPE STERIA, VELIZY VILLACOUBLAY

  TICKER:                  N/A                 CUSIP:   F9892P100

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements                  ISSUER            YES             FOR                  FOR

PROPOSAL #O.2: Approve the allocation of income                  ISSUER            YES             FOR                  FOR

PROPOSAL #O.3: Approve the option offered to the                ISSUER            YES             FOR                  FOR

shareholders for payment of the dividend in cash or

in shares

PROPOSAL #O.4: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements

PROPOSAL #O.5: Approve the regulated agreements                  ISSUER            YES             FOR                  FOR

PROPOSAL #O.6: Approve the undertaking of the Company        ISSUER            YES             FOR                  FOR

 benefiting the Manager in accordance with Article

L.225-42-1 of the Commercial Code

PROPOSAL #O.7: Approve the renewal of Mr. Pierre-               ISSUER            YES             FOR                  FOR

Henri de Gourgeon's term as a Supervisory Board Member

PROPOSAL #O.8: Approve the renewal of Mr. Patrick              ISSUER            YES             FOR                  FOR

Boissier'S term as a Supervisory Board Member

PROPOSAL #O.9: Approve the replacement of a Deputy            ISSUER            YES             FOR                  FOR

Statutory Auditor

PROPOSAL #O.10: Authorize the Management to proceed          ISSUER            YES             FOR                  FOR

with transactions on the Company's shares

PROPOSAL #E.11: Approve the reduction of capital by          ISSUER            YES             FOR                  FOR

cancellation of purchased shares

PROPOSAL #E.12: Authorize the Management to increase         ISSUER            YES             FOR                  FOR

the capital with cancellation of preferential

subscription rights and opportunity of a priority

period, by issuing common shares or securities giving

 access to the capital by public offer for a maximum

nominal amount of EUR 4,200,000

PROPOSAL #E.13: Authorize the Management to increase         ISSUER            YES             FOR                  FOR

the capital with cancellation of preferential

subscription rights by issuing common shares or

securities giving access to the capital by way of an

offer pursuant to Article L.411-2, II of the Monetary

 and Financial Code, for a maximum nominal amount of

EUR 4,200,000

PROPOSAL #E.14: Authorize the Management to increase         ISSUER            YES             FOR                  FOR

the number of securities in the event of capital

increase conducted in accordance with the delegations

 planed under the twelfth and thirteenth resolutions

green shoe

PROPOSAL #E.15: Authorize the Management to allocate         ISSUER            YES             FOR                  FOR

free shares of the Company

PROPOSAL #E.16: Authorize the Management to carry out        ISSUER            YES             FOR                  FOR

 capital increases reserved for members of a company

saving plan

PROPOSAL #E.17: Authorize the Management to carry out        ISSUER            YES             FOR                  FOR

 capital increases reserved for any entity or any

financial institution as part of the implementation

of employee share ownership plans internationally

PROPOSAL #E.18: Powers                                                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUMA SAB DE C V

  TICKER:                  N/A                 CUSIP:   P4948K121

  MEETING DATE:      8/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Authorize the Company, in accordance            ISSUER            YES         AGAINST           AGAINST

with that which is provided for by Article 47 of the

Securities Market Law, to enter into transactions for

 an amount equal to or greater than 20% of the

consolidated assets of the Company, including signing

 credit contracts, addenda changing financing

contracts in effect and the granting of guarantees in

 favor of certain institutions and financial

creditors of the Company

PROPOSAL #II: Approve to grant special authority for         ISSUER            YES         AGAINST           AGAINST

ownership acts

PROPOSAL #III.: Approve the designation of special            ISSUER            YES             FOR                  FOR

delegates who will carry out and formalize the

resolutions passed by the meeting

PROPOSAL #IV.: Approve the minutes that are prepared         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUMA SAB DE CV

  TICKER:                  N/A                 CUSIP:   P4948K121

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve the presentation of the reports         ISSUER            YES             FOR                  FOR

that are referred to in Article 28, Part IV, of the

securities market law and Article 19, Part IV, of the

 corporate bylaws, for the FYE on 31 DEC 2009,

including the financial statements of Gruma S.A.B. De

 C.V. for the period running from 01 JAN to 31 DEC

PROPOSAL #II: Approve the reading of the report                 ISSUER            YES             FOR                  FOR

regarding compliance with the tax obligations that is

 referred to in Article 86, Part XX, of the income

tax law

PROPOSAL #III: Approve the allocation of results from        ISSUER            YES             FOR                  FOR

 the period mentioned in item I above

PROPOSAL #IV: Approve to establish the maximum amount        ISSUER            YES             FOR                  FOR

 of funds that can be allocated to the purchase of

the Company's own shares and report regarding the

transactions conducted with the Company's own shares

in the 2009 FY

PROPOSAL #V: Election of the Members of the Board of         ISSUER            YES         AGAINST           AGAINST

Directors and Secretary, both full

PROPOSAL #VI: Election of the Chairpersons of the              ISSUER            YES         AGAINST           AGAINST

audit and corporate practices committees

PROPOSAL #VII: Approve the designation of special              ISSUER            YES             FOR                  FOR

delegates who will carry out and formalize the

resolutions passed by the meeting

PROPOSAL #VIII: Approve the preparation, reading and         ISSUER            YES             FOR                  FOR

if relevant, approval of the minutes that are prepared

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPA KETY S.A., KETY

  TICKER:                  N/A                 CUSIP:   X9897J109

  MEETING DATE:      10/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Elect the Chairman                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the statement of meeting's                ISSUER            YES             FOR                  FOR

legal validity and its ability for adopting

PROPOSAL #4.: Approve the agenda                                            ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve the abolishment of the                       ISSUER            YES             FOR                  FOR

resolution numbers 16/2009 and 17/2009 approved at

the EGM on 01 JUN 2009

PROPOSAL #6.: Approve the resolution on issuance                ISSUER            YES             FOR                  FOR

bonds series of E,F,G with the right to shares series

 F and conditional increase of capital due to issue

shares series F without subscription right for

current shareholders for shares and bonds towards to

cover shares series F for people taking part in

Manager's Option Programme

PROPOSAL #7.: Approve the changes in Company's                   ISSUER            YES             FOR                  FOR

Statute including increasing capital due to issue of

shares series F

PROPOSAL #8.: Closing the meeting                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPA KETY S.A., KETY

  TICKER:                  N/A                 CUSIP:   X9897J109

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the General Meeting                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appointment of the Chairman                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the arriving at an agreement as         ISSUER            YES             FOR                  FOR

to whether the General Meeting has been convened in a

 proper manner and whether it is able to adopt

resolutions

PROPOSAL #4: Adopt the agenda                                                  ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the presentation of the                       ISSUER            YES             FOR                  FOR

Supervisory Board's report on the Company's

operations in 2009 and of the  results of the

assessment of the Board of Directors report  on the

Company's operations and financial statements for the

PROPOSAL #6: Approve the Board of Directors  report          ISSUER            YES             FOR                  FOR

on the Company's operations and of the Company's

financial statement for the FY 2009

PROPOSAL #7: Approve the consolidated financial                 ISSUER            YES             FOR                  FOR

statement of the Capital Group for the FY 2009

PROPOSAL #8: Approve the distribution of profit  for         ISSUER            YES             FOR                  FOR

2009

PROPOSAL #9: Grant discharge to the Members of the            ISSUER            YES             FOR                  FOR

Board of Directors for due performance of their duties

PROPOSAL #10: Approve the presentation of the report         ISSUER            YES             FOR                  FOR

and evaluation of the activities of the Supervisory

Board in 2009

PROPOSAL #11: Grant discharge to the Members of the          ISSUER            YES             FOR                  FOR

Supervisory Board for due  performance of their duties

PROPOSAL #12: Amend the Company's Articles of                     ISSUER            YES             FOR                  FOR

Association

PROPOSAL #13: Free Motions                                                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #14: Closing of the General Meeting                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPA LOTOS S.A., GDANSK

  TICKER:                  N/A                 CUSIP:   X32440103

  MEETING DATE:      12/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint the meeting's Chairman                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the statement of the meeting's         ISSUER            YES             FOR                  FOR

legal validity

PROPOSAL #4.: Approve the agenda                                            ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Adopt the resolution on remuneration of        ISSUER            YES             FOR                  FOR

 the Chairman of the Company's Management Board

PROPOSAL #6.: Closure of the meeting                                     ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPA LOTOS S.A., GDANSK

  TICKER:                  N/A                 CUSIP:   X32440103

  MEETING DATE:      2/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint the meeting's Chairman                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the statement of the meeting's         ISSUER            YES             FOR                  FOR

legal validity

PROPOSAL #4.: Approve the agenda                                            ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve the changes among the                        ISSUER            YES         AGAINST           AGAINST

Supervisory Board Members

PROPOSAL #6.: Closing of the meeting                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPA LOTOS S.A., GDANSK

  TICKER:                  N/A                 CUSIP:   X32440103

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of the Chairman                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve, statement of meeting's legal            ISSUER            YES             FOR                  FOR

validity and its ability to adopt resolutions

PROPOSAL #4: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve, evaluation of Company's                     ISSUER            YES             FOR                  FOR

financial report for 2009 and Management Board's

report on Company's activity for 2009

PROPOSAL #6: Approve, evaluation consolidated                     ISSUER            YES             FOR                  FOR

financial report from capital Group Lotos SA for 2009

 and report on capital group's activity for 2009

PROPOSAL #7: Approve, evaluation of Supervisory Board        ISSUER            YES             FOR                  FOR

 reports for 2009

PROPOSAL #8: Approve the Company's financial report          ISSUER            YES             FOR                  FOR

for 2009 and Management Board's report from Company's

 activity for 2009

PROPOSAL #9: Approve the consolidated financial                 ISSUER            YES             FOR                  FOR

report of capital group for 2009 and report on

capital group's activity for 2009

PROPOSAL #10: Adopt resolution on distribution of              ISSUER            YES             FOR                  FOR

profit for 2009

PROPOSAL #11: Approve the performance of duties by            ISSUER            YES             FOR                  FOR

Members of Company's Management Board for 2009

PROPOSAL #12: Approve the performance of duties by            ISSUER            YES             FOR                  FOR

Members of Company's Supervisory Board for 2009

PROPOSAL #13: Approve, award of the annual bonus for         ISSUER            YES             FOR                  FOR

2009 to the President of the Management Board

PROPOSAL #14: Amend the resolution of general meeting        ISSUER            YES             FOR                  FOR

 Dated 30 JUN 2008 concerning determination of the

number of Supervisory Board of the seventh term of

office

PROPOSAL #15: Approve, filing the vacant posts on              ISSUER            YES             FOR                  FOR

Supervisory Board of the seventh term of office

PROPOSAL #16: Closing the meeting                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO AEROPORTUARIO DEL  SURESTE S A DE S V

  TICKER:                  N/A                 CUSIP:   P4950Y100

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Receive the report from the General                ISSUER            YES             FOR                  FOR

Director prepared in accordance with Article 172 of

the General Mercantile Companies Law and Article 44,

Part XI, of the Securities Market Law, accompanied by

 the opinion of the Outside Auditor, regarding the

operations and results of the Company for the FY that

 ended on 31 DEC 2009, as well as the opinion of the

Board of Directors regarding the contents of said

report, report from the Board of Directors that is

referred to in Article 172, Line B, of the General

Mercantile Companies Law in which are contained the

main accounting and information policies and criteria

 followed in the preparation of the Company's

financial information, CONTD

PROPOSAL #II: Approve of the allocation of the                   ISSUER            YES             FOR                  FOR

results from the FY  a  proposal regarding the

increase of the legal reserve,  b  approve the

maximum amount of funds that the Company will be able

 to allocate to the acquisition of its own shares for

 the 2010 FY in accordance with the terms of Article

56 of the Securities Market Law, the provisions and

policies related to the acquisition by the Company of

 its own shares, resolutions in this regard,  c

proposal from the Board of Directors to pay an

ordinary, net dividend in cash coming from the

balance of the unallocated profit account in the

amount of MXN 2.50 for the series B and BB shares

PROPOSAL #III: Ratify the Management of the Board of         ISSUER            YES             FOR                  FOR

Directors and of the General Director for the 2009

fiscal year,  i  the people who are members of or

will be members of the Board of Directors of the

Company, after classification of their independence,

if relevant,  ii  the Chairperson of the Audit

Committee, and  iii  the people who are members of or

 will be members of the Committees of the Company,

determination of the corresponding compensation

PROPOSAL #IV: Approve the designation of delegates            ISSUER            YES             FOR                  FOR

who will carry out the resolutions passed by the

meeting and, if relevant, formalize them as

appropriate; resolutions in this regard

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO AEROPORTUARIO DEL CENTRO NORTE SAB DE CV

  TICKER:                  N/A                 CUSIP:   P49530101

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve the presentation of the reports         ISSUER            YES             FOR                  FOR

from the Board of Directors in accordance with the

terms of Article 28, part IV, lines D and E of the

securities market law, regarding the FYE on DEC 31,

2009

PROPOSAL #II: Approve the presentation of the report         ISSUER            YES             FOR                  FOR

from the General Director and the opinion of the

outside Auditor that is referred to in Article 28,

part IV, line B, of the securities market law,

regarding the FYE on DEC 31, 2009

PROPOSAL #III: Approve the presentation of the                   ISSUER            YES             FOR                  FOR

reports, opinion and approval by the meeting,

referred to in Article 28, part IV, lines A and C of

the securities market law, with the inclusion of the

fiscal report

PROPOSAL #IV: Amend the reports that are referred to         ISSUER            YES             FOR                  FOR

in Items I and II; resolutions in this regard

PROPOSAL #V: Approve the allocation of results,                 ISSUER            YES             FOR                  FOR

increase of reserves and the declaration of

dividends; resolutions in this regard

PROPOSAL #VI: Approve the designation of the members         ISSUER            YES         AGAINST           AGAINST

of the Board of Directors and of the Chairperson of

the Audit, Corporate Practices, Finance and Planning

Committee; resolutions in this regard

PROPOSAL #VII: Approve the designation of delegates          ISSUER            YES             FOR                  FOR

who will carry out the resolutions passed by the

meeting and formalize them as appropriate;

resolutions in this regard

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO CATALANA OCCIDENTE SA, BARCELONA

  TICKER:                  N/A                 CUSIP:   E5701Q116

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve, if any, the annual accounts and        ISSUER            YES             FOR                  FOR

 individual Management report for the year 2009

PROPOSAL #2: Approve the distribution of results of          ISSUER            YES             FOR                  FOR

2009

PROPOSAL #3: Approve, if any, of the annual accounts         ISSUER            YES             FOR                  FOR

and Management report group Consolidated for the FY

2009

PROPOSAL #4: Approve, if applicable, Management Board        ISSUER            YES             FOR                  FOR

 of Directors during the FY 2009

PROPOSAL #5.1: Approve the fixation in sixteen of the        ISSUER            YES         AGAINST           AGAINST

 Number of Members Board of Directors

PROPOSAL #5.2: Re-appoint Mr. Jose M Serra Farre as a        ISSUER            YES         AGAINST           AGAINST

 Director

PROPOSAL #5.3: Re-appoint Mr. Jorge Enrich Serra as a        ISSUER            YES         AGAINST           AGAINST

 Director

PROPOSAL #5.4: Re-elect Ms. Maria Assumpta Soler                ISSUER            YES         AGAINST           AGAINST

Serra as the Director

PROPOSAL #5.5: Re-elect Asset Management and'S                   ISSUER            YES         AGAINST           AGAINST

values. L as the Directors

PROPOSAL #5.6: Appointment of Lacanuda Consell S. L          ISSUER            YES         AGAINST           AGAINST

as the Director

PROPOSAL #5.7: Appointment of Jusal S.L as the                   ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #6: Approve the extension of the appointment        ISSUER            YES             FOR                  FOR

 of Auditors, Auditors of the Company and the

consolidated Group

PROPOSAL #7: Approve to inform the shareholders of            ISSUER            YES             FOR                  FOR

the amendments to the Rules Governing Council

PROPOSAL #8: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

proceed with the acquisition of treasury stock,

directly or through subsidiaries, establishing the

limits or requirements of such acquisitions, and to

direct the treasury shares to the implementation of

restorative programs of the Company and its group,

leaving no effect on the non-implementation of the

authorization granted by the general meeting of

shareholders on 30 APR 2009

PROPOSAL #9: Authorize the Board of Directors, to              ISSUER            YES             FOR                  FOR

issue debt securities, convertible and/or

exchangeable with the power to exclude the

preferential subscription rights of shareholders and

with power of delegation of the powers delegated

PROPOSAL #10: Grant authority to formalize, implement        ISSUER            YES             FOR                  FOR

 and register the agreements adopted by the Board

General

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO EMPRESARIAL ENCE SA

  TICKER:                  N/A                 CUSIP:   E5701K127

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts of the                 ISSUER            YES             FOR                  FOR

Company and of their consolidated group and review

and approval of the management of the Board Members

PROPOSAL #2: Approve the proposal to aplicate the              ISSUER            YES             FOR                  FOR

result

PROPOSAL #3.A: Re-elect Mr. Jose Guillermo Zubia                ISSUER            YES             FOR                  FOR

Guinea as a Board Member

PROPOSAL #3.B: Re-elect Mr. Gustavo Matias Clevero as        ISSUER            YES             FOR                  FOR

 a Board Member

PROPOSAL #3.C: Re-elect Mr. Fernando Abril Martorell         ISSUER            YES             FOR                  FOR

as a Board Member

PROPOSAL #3.D: Appointment as a Board Member of Pedro        ISSUER            YES             FOR                  FOR

 Jose Lopez Jimenez by cooptation

PROPOSAL #4: Re-elect the Auditor for the Company and        ISSUER            YES             FOR                  FOR

 for their consolidated group

PROPOSAL #5: Authorize the Board Members to purchase         ISSUER            YES             FOR                  FOR

own shares directly or through their subsidiaries

PROPOSAL #6: Authorize the Board Members to increase         ISSUER            YES             FOR                  FOR

the social capital according to Article.153.1 of the

Spanish law

PROPOSAL #7: Authorize the Board Members to issue              ISSUER            YES             FOR                  FOR

fixed income

PROPOSAL #8: Approve the modification of the                       ISSUER            YES             FOR                  FOR

Retribution Plan and authorize the Board Members to

develop and executive it

PROPOSAL #9: Approve the delegation of powers                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO FAMSA SAB DE CV

  TICKER:                  N/A                 CUSIP:   P7700W100

  MEETING DATE:      7/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Proposal to increase the share capital         ISSUER             NO              N/A                  N/A

of the Company in its variable part through the

issuance of common, book-entry shares, with no par

value of the A Series to be subscribed for and paid

in for a total amount up to MXN 1,200,000,000.00,

resolutions in this regard

PROPOSAL #II.: Designation of delegates who will                ISSUER             NO              N/A                  N/A

carry out and formalize the resolutions passed by the

 general meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO FAMSA SAB DE CV

  TICKER:                  N/A                 CUSIP:   P7700W100

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual report from the                 ISSUER            YES             FOR                  FOR

general Director of the Company regarding the fiscal

year that ended on 31 DEC 2009, including the

respective consolidated financial statements,

accompanied by the opinion of the outside Auditor and

 by the opinion of the Board of Directors regarding

the content of said report, in accordance with the

terms of that which is provide d for by article 28,

part iv, lines b and c of the securities market l aw,

 ii. annual report from the Board of Directors, in

accordance with the terms of that which is provided

for by Article 28, part iv, lines d and e of the

securities market law, iii. Annual report from the

board of Directors, regarding the disposition and

acquisition of shares representative of the share

capital of the company, and iv. Report from the audit

 and corporate practices committee in accordance with

 the terms of that which is provided for in Article

28, part iv, line a of the securities market law

PROPOSAL #2: Approve the resolutions from the Board          ISSUER            YES             FOR                  FOR

of Directors regarding the allocation of the results

account from the fiscal year that ended on 31 DEC 2009

PROPOSAL #3: Approve the appointment and or                        ISSUER            YES         AGAINST           AGAINST

ratification, if relevant, of the people who will

make up the Board of Directors, of the secretary and

the vice secretary, of the general Director, as well

as determination of their compensation and related

resolutions

PROPOSAL #4: Approve the appointment and or                        ISSUER            YES         AGAINST           AGAINST

ratification, if relevant, of the chairperson of the

audit committee and of the corporate practices

committee and determination of the remuneration of

the m embers of said committees

PROPOSAL #5: Approve the resolution regarding the              ISSUER            YES             FOR                  FOR

amount that can be allocated to the purchase of

shares of the company in accordance with that which

is provided for in Article 56, part iv, of the

securities market law

PROPOSAL #6: Approve the designation of special                 ISSUER            YES             FOR                  FOR

delegates who will carry out and formalize the

resolutions passed by this meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO FINANCIERO GALICIA S.A.

  TICKER:                  GGAL               CUSIP:   399909100

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: APPOINTMENT OF TWO SHAREHOLDERS TO SIGN        ISSUER            YES             FOR                  FOR

 THE MINUTES.

PROPOSAL #02: EXAMINATION OF THE BUSINESS AFFAIRS OF         ISSUER            YES             FOR                  FOR

BANCO DE GALICIA Y BUENOS AIRES S.A. POSITION BE

ADOPTED BY GRUPO FINANCIERO GALICIA S.A.

PROPOSAL #03: EXAMINATION OF BALANCE SHEET, INCOME            ISSUER            YES             FOR                  FOR

STATEMENT, OTHER DOCUMENTS, SET IN ARTICLE 234,

SUBSECTION 1 OF LAW OF COMMERCIAL COMPANIES.

PROPOSAL #04: TREATMENT TO BE GIVEN TO THE FISCAL              ISSUER            YES             FOR                  FOR

YEAR'S RESULTS.

PROPOSAL #05: APPROVAL OF THE BOARD OF DIRECTORS AND         ISSUER            YES             FOR                  FOR

SUPERVISORY SYNDIC COMMITTEE'S PERFORMANCE.

PROPOSAL #06: SUPERVISORY SYNDIC COMMITTEE'S                       ISSUER            YES             FOR                  FOR

COMPENSATION.

PROPOSAL #07: BOARD OF DIRECTORS' COMPENSATION.                  ISSUER            YES             FOR                  FOR

PROPOSAL #08: GRANTING OF AUTHORIZATION TO THE BOARD         ISSUER            YES             FOR                  FOR

TO MAKE ADVANCE PAYMENTS OF DIRECTORS FEES TO

DIRECTORS.

PROPOSAL #09: DETERMINATION OF THE NUMBER OF                       ISSUER            YES         AGAINST           AGAINST

DIRECTORS AND ALTERNATE DIRECTORS, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #10: ELECTION OF THREE REGULAR SYNDICS AND          ISSUER            YES             FOR                  FOR

THREE ALTERNATE SYNDICS FOR ONE-YEAR TERM OF OFFICE.

PROPOSAL #11: COMPENSATION OF THE INDEPENDENT                     ISSUER            YES             FOR                  FOR

ACCOUNTANT CERTIFYING THE FINANCIAL STATEMENTS FOR

FISCAL YEAR 2009.

PROPOSAL #12: APPOINTMENT OF THE INDEPENDENT                       ISSUER            YES             FOR                  FOR

ACCOUNTANT AND ALTERNATE INDEPENDENT ACCOUNTANT TO

CERTIFY THE FINANCIAL STATEMENTS.

PROPOSAL #13: EXTENSION OF THE AMOUNT OF THE GLOBAL          ISSUER            YES             FOR                  FOR

PROGRAM OF SIMPLE SHORT-, MID-AND/OR LONG-TERM

NEGOTIABLE OBLIGATIONS.

PROPOSAL #14: CORRECTION OF CONFUSING WORDING RELATED        ISSUER            YES         AGAINST           AGAINST

 TO THE 4TH SECTION, PARAGRAPH E., ITEM B. OF THE

COMPANY'S BYLAWS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPO SIMEC SAB DE CV

  TICKER:                  N/A                 CUSIP:   P4984U108

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve the designation of Returning              ISSUER            YES             FOR                  FOR

Officers, taking of attendance and declaration, if

relevant, that the meeting is legally instated

PROPOSAL #II: Receive the report from the General              ISSUER            YES             FOR                  FOR

Director that is referred to in Part XI of Article 44

 of the Securities Market Law

PROPOSAL #III: Approve the individual and                            ISSUER            YES             FOR                  FOR

consolidated financial statements of the Company and

of the Companies that are referred to in the second

paragraph of Article 3 of the Securities Market Law,

for the FYE on 31 DEC 2009

PROPOSAL #IV: Receive the report from the Board of            ISSUER            YES             FOR                  FOR

Directors that is referred to in Article 28, Part IV,

 lines c, d and e and Article 49, Part IV, Paragraph

2, of the Securities Market Law, in which the

information regarding the transactions for the

purchase and placement of the shares of the Company

PROPOSAL #V: Receive the annual report from the Audit        ISSUER            YES             FOR                  FOR

 and Corporate Practices Committee

PROPOSAL #VI: Approve the allocation of the results          ISSUER            YES             FOR                  FOR

from the FY

PROPOSAL #VII: Election of the Members of the Board          ISSUER            YES             FOR                  FOR

of Directors and of the Members of the

PROPOSAL #VIII: Appointment of special delegates, to         ISSUER            YES             FOR                  FOR

formalize the resolutions passed by the

PROPOSAL #IX: Approve the presentation of the meeting        ISSUER            YES             FOR                  FOR

 minutes

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPPO COIN SPA, VENEZIA

  TICKER:                  N/A                 CUSIP:   T30120108

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements as at          ISSUER             NO              N/A                  N/A

31 JAN 2010 and report on the Management of the Board

 of Statutory Auditors and of the Auditing Company;

inherent and consequent resolutions

PROPOSAL #2: Approve to determine the emolument of            ISSUER             NO              N/A                  N/A

the Board of Directors for Corporate year 01 FEB 2010

 to 31 JAN 2011

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GRUPPO EDITORIALE L ESPRESSO SPA

  TICKER:                  N/A                 CUSIP:   T52452124

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements for the        ISSUER             NO              N/A                  N/A

 YE 31 DEC 2009, reports of the Board of Statutory

Auditors and the Independent Auditors related

resolutions

PROPOSAL #2: Approve the revocation, for the part not        ISSUER             NO              N/A                  N/A

 used, and contextual new authorization the Board of

Directors to purchase and dispose of own shares

PROPOSAL #3: Approve the Stock Option Plan 2010                 ISSUER             NO              N/A                  N/A

related resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GS HOME SHOPPING INC, SEOUL

  TICKER:                  N/A                 CUSIP:   Y2901Q101

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the balance sheet, income                   ISSUER            YES             FOR                  FOR

statement and statement of appropriation of retained

earnings for FYE DEC 2009

PROPOSAL #2.1: Appoint Lim, Won-Ho as a Internal                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.2: Appoint Huh, Seung-Jo as a Non-                    ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #2.3: Appoint Won, Jong-Sesong as a Non-               ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #3: Appoint Ji, Jong-Hak as a member of                ISSUER            YES             FOR                  FOR

Audit Committee

PROPOSAL #4: Approve the limit of Director                          ISSUER            YES             FOR                  FOR

remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GTL LTD

  TICKER:                  N/A                 CUSIP:   Y2721D124

  MEETING DATE:      7/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the balance sheet as         ISSUER            YES             FOR                  FOR

at 31 MAR 2009, the profit and loss account for the

YE on that date and the reports of the Board of

Directors' and the Auditors' thereon

PROPOSAL #2.: Declare a dividend on equity shares               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Professor S.C. Sahasrabudhe         ISSUER            YES             FOR                  FOR

as a Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Dipak Kumar Poddar as a         ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Appoint M/s. Godbole Bhave & Company,          ISSUER            YES             FOR                  FOR

Chartered Accountants, Mumbai and M/s. Yeolekar &

Associates, Chartered Accountants, Mumbai as Joint

Auditors and approve to fix their remuneration

PROPOSAL #6.: Appoint Mr. Vijay Vij as Director of            ISSUER            YES             FOR                  FOR

the Company, liable to retire by rotation, pursuant

to Section 260 of the Companies Act, 1956 and the

Article 130 of the Articles of Association of the

Company and who holds the office up to the date of

this AGM and in respect of whom the Company has

received a notice in writing from a Member proposing

his candidature for the office of Director

PROPOSAL #S.7: Approve, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 the Section 31 and other applicable provisions, if

any, of the Companies Act 1956, in the existing

Article Nos. 123(b) and 168 respectively wherever the

 name 'Makan Investments and Trading Company Private

Limited' is appearing the same shall be substituted

with the name 'Global Holding Corporation Private

Limited'; authorize the Board of Directors, to do all

 such acts, deeds, matters and things as may be

considered necessary or expedient for giving effect

to this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GTL LTD

  TICKER:                  N/A                 CUSIP:   Y2721D124

  MEETING DATE:      7/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company [hereinafter referred to as the Board

which term shall be deemed to include any Committee

thereof], pursuant to the provisions of Section 372A

and other applicable provision, if any, of the

Companies Act 1956 [the Act], to make any investment

or to make a loan or give any guarantee or provide

security in connection with a loan made by

banks/financial institutions/ other entities to any

entity/body Corporate which is either a

subsidiary/group/associate/vendor Corporate which is

either a subsidiary/group/associate vendor Company

for total amount not exceeding INR 6,000 crore or

equivalent amount in any other foreign currency; and

authorize the Board to do all such acts, deeds,

matters and things inter-alia execution of deeds/

documents who shall be authorized to bifurcate the

specified limit for investment/loan/guarantee to be

made or extended in any or all

subsidiary/group/associate/vendor Company with or

without of making any such body Corporate as its

subsidiary or otherwise

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GTL LTD

  TICKER:                  N/A                 CUSIP:   Y2721D124

  MEETING DATE:      3/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, in partial modification of the Special

Resolution passed by the shareholders of the Company

through Postal Ballot on 20 JUL 2009, and pursuant to

 the provisions of Section 372A and other applicable

provisions, if any, of the Companies Act 1956,

consent of the Company, to make any investment either

 directly or through a Trust in the securities of

other bodies corporate as they may in their absolute

discretion deem beneficial and in the interest of the

 Company; to grant loan to any body corporate on such

 terms and conditions as to repayment thereof and

interest thereon; and to give any guarantee or

provide any security in connection with loans made by

 any banks/financial institutions/other entities to

any entity/body corporate on such terms and

conditions as the Board may think fit; inter-alia in

Global Rural Netco Limited [GRNL], GTL Infrastructure

 Limited [GIL], Chennai Network Infrastructure

Limited/Special Purpose Vehicle [CNIL/SPV] formed for

 acquisition of Telecom Tower asset from Aircel with

specific transaction brought forward: provided that

the aggregate of such investments and loans made and

the amounts for which guarantee or security provided

to or in all bodies corporate and outstanding at any

time does not exceed INR 6,000 Crores or equivalent

amount in any other foreign currency and that such

making of investments and loans, giving of guarantee

and providing of security are in the opinion of the

Board made only for furthering the business interests

 of the Company; authorize the Board to do all such

acts, deeds, matters and things inter alia for

execution of deeds/documents and for prescribing the

limits for investment, loan, guarantee and security

to be made or provided to or in any or all body

corporate/subsidiary/Group/associate/vendor/joint

venture companies/alliance partners, with or without

intention of making any such body corporate as its

subsidiary or otherwise

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GUARARAPES CONFECCOES SA

  TICKER:                  N/A                 CUSIP:   P5012L101

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: Approve the balance sheet prepared on 31        ISSUER            YES             FOR                  FOR

 DEC 2009, including the respective financial

statements, explanatory notes, management report and

opinions by the Board of Auditors and Deloitte Touche

 Tohmatsu Independent Auditors

PROPOSAL #B: Approve the allocation of BRL 41                     ISSUER            YES         AGAINST           AGAINST

.496.000,00 to pay dividends, based on the value of

BRL 0.63 per each common share, and BRL 0.70 per each

 preferred share

PROPOSAL #C: Approve the estimate capital for year            ISSUER            YES             FOR                  FOR

2009

PROPOSAL #D: Approve the allocation of the net                   ISSUER            YES         AGAINST           AGAINST

balance for the FYE

PROPOSAL #E: Elect the Members of the Board of                   ISSUER            YES         AGAINST           AGAINST

Directors

PROPOSAL #F: Approve to set the Directors global and         ISSUER            YES         AGAINST           AGAINST

monthly remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GUARARAPES CONFECCOES SA

  TICKER:                  N/A                 CUSIP:   P5012L101

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #E.a: Approve the proposal to increase the          ISSUER            YES             FOR                  FOR

corporate capital of BRL 1.300.000.000,00 to BRL

1.500.000.000,00, without issuing new shares, by

using these resources, 1 BRL 35.911.214,23 of the

reduction exemption of corporation tax, 2 BRL

164.088.785,77 from profit reserves

PROPOSAL #E.b: Approve the new wording of Article 5          ISSUER            YES         AGAINST           AGAINST

once the increase of the share capital is approved,

and of Article 12 of the bylaws because of the

reduction of the number of members of the Executive

Committee .

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GUERBET, VILLEPINTE

  TICKER:                  N/A                 CUSIP:   F46788109

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the presentation of the                   ISSUER            YES             FOR                  FOR

Executive Board, Supervisory Board and Chairman of

the Supervisory Board; the financial statements and

the consolidated financial statements for the FY

2009; presentation of the report of the Statutory

Auditors as planed in Article L.225-235 of the

Commercial Code on the internal control procedures

relating to the preparation and processing of

financial and accounting information; and grant

discharge to the Members of the Executive Board and

PROPOSAL #O.2: Approve the allocation of income and          ISSUER            YES             FOR                  FOR

distribution of the dividend

PROPOSAL #O.3: Receive the Statutory Auditors'                   ISSUER            YES             FOR                  FOR

special report on the Agreements pursuant to Articles

 L. 225-86 of the Commercial Code and approve these

PROPOSAL #O.4: Approve to determine the amount for            ISSUER            YES             FOR                  FOR

the attendance allowances allocated to the

Supervisory Board

PROPOSAL #O.5: Authorize the Executive Board to                 ISSUER            YES             FOR                  FOR

purchase or sell shares of the Company

PROPOSAL #O.6: Approve the renewal of terms of the            ISSUER            YES             FOR                  FOR

Company Horwath Audit France as Principal Statutory

Auditor and Mr. Jean-Jacques Becouze as Deputy

Statutory Auditor

PROPOSAL #E.7: Amend Articles 17, 18 and 20 of the            ISSUER            YES             FOR                  FOR

Statutes of the Company

PROPOSAL #E.8: Approve the modification of the mode          ISSUER            YES             FOR                  FOR

of administration and management of the Company to a

Public Limited Company with a Board of Directors

PROPOSAL #E.9: Adopt the new Statutes of the Company         ISSUER            YES             FOR                  FOR

PROPOSAL #E.10: Approve the transfer to the Board of         ISSUER            YES             FOR                  FOR

Directors of the authorizations and delegations

granted to the Executive Board by the Combined

General Meeting of the Shareholders held on 15 MAY

PROPOSAL #O.11: Appointment of Mr. Jean-Jacques                 ISSUER            YES             FOR                  FOR

Bertrand as a Board Member

PROPOSAL #O.12: Appointment of Mr. Bernard Massiot as        ISSUER            YES             FOR                  FOR

 a Board Member

PROPOSAL #O.13: Appointment of Mr. Philippe Biju-               ISSUER            YES             FOR                  FOR

Duval as a Board Member

PROPOSAL #O.14: Appointment of Mr. Jacques Biot as a         ISSUER            YES             FOR                  FOR

Board Member

PROPOSAL #O.15: Appointment of Mr. Jacky Boudeville          ISSUER            YES             FOR                  FOR

as a Board Member

PROPOSAL #O.16: Appointment of Mr. Olivier Guerbet as        ISSUER            YES             FOR                  FOR

 a Board Member

PROPOSAL #O.17: Appointment of Mr. Christian Louvet          ISSUER            YES             FOR                  FOR

as a Board Member

PROPOSAL #O.18: Appointment of Mr. Vincent Dagommer          ISSUER            YES             FOR                  FOR

as a Board Member

PROPOSAL #O.19: Approve the transfer to the Board of         ISSUER            YES             FOR                  FOR

Directors of the authorization granted to the

Executive Board to purchase or sell shares of the

Company

PROPOSAL #O.20: Powers for the formalities                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GUJARAT MINERAL DEVELOPEMENT CORP LTD

  TICKER:                  N/A                 CUSIP:   Y2946M131

  MEETING DATE:      9/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the profit & loss              ISSUER            YES             FOR                  FOR

account of the Company for the YE 31 MAR 2009 and the

 balance sheet as on that date and the report of the

Board of Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares for        ISSUER            YES             FOR                  FOR

 the YE 31 MAR 2009

PROPOSAL #3.: Approve to fix the remuneration of the         ISSUER            YES             FOR                  FOR

Statutory Auditors, for the year 2009-10, to be

appointed by the Comptroller & the Auditor General of

 India

PROPOSAL #4.: Appoint Shri Bhadresh Mehta as a                   ISSUER            YES             FOR                  FOR

Director on the Board of Directors of the Company

whose period of office shall be liable to

determination by retirement of the Directors by

rotations pursuant to the provisions of Sections 255

and 265 of the Companies Act, 1956

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GUJARAT NRE COKE LTD

  TICKER:                  N/A                 CUSIP:   Y2944X113

  MEETING DATE:      9/19/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet of the Company as at 31 MAR 2009 and the profit

 and loss account for the FYE as on that date

together with the reports of the Directors' and the

Auditors' thereon

PROPOSAL #2.: Declare a dividend on equity shares               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Dr. M. K. Loyalka as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Murari Sananguly as a            ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint M/s. N. C. Banerjee & Co.,          ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Statutory Auditors of

the Company to hold office from the conclusion of

this AGM until the conclusion of next AGM, to conduct

 the audit at such remuneration as may be determined

by the Board of Directors in consultation with the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GUJARAT NRE COKE LTD

  TICKER:                  N/A                 CUSIP:   Y2944X113

  MEETING DATE:      11/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board, in accordance              ISSUER            YES         AGAINST           AGAINST

with the applicable provisions of the Companies Act,

1956 and in accordance with the relevant provisions

of the Memorandum & Articles of Association of the

Company and in accordance with the Companies [issue

of Share Capital with Differential Voting Rights]

Rules 2001 and recommendations of the Board of

Directors and subject to the relevant

regulations/guidelines issued by the Securities &

Exchange Board of India [SEBI], relevant Rules and

Regulations prescribed by Reserve Bank of India

[RBI], or any other relevant authority from time to

time, to the extent applicable and subject to such

approvals, consent, permissions and sanctions as may

be necessary from SEBI, Stock Exchanges and other

authorities and subject to such conditions and

modifications as may be considered necessary, for

capitalization of such sum standing to the credit of

the Company's General Reserve Account/Securities

Premium Account as per the audited accounts for the

FYE 31 MAR 2009 and to distribute by way of issue of

equity shares with differential rights [hereinafter

referred to as B' Equity Shares] of INR 10 each

credited as fully paid-up shares to the holders of

the existing equity shares of the company, whose

names appear in the Register of Members/as Beneficial

 holders with the Depositories, on such record date

as may be fixed in this regard by the Board of

Directors, in the proportion of 1 'B Equity Share of

INR 10 each [Shares with Differential Voting rights]

for every 10 equity shares held by them; the new

equity shares shall be allotted subject to the

Memorandum & Articles of Association of the Company

and shall rank pari-passu with the existing equity

shares of the Company except as to differential

rights as to voting a right to 1 vote for every 100

'B' equity shares as compared to 1 vote for every

equity share no letter of allotment shall be issued

to the allottees of the bonus shares and the

certificate(s) in respect of bonus shares shall be

completed and thereafter be dispatched to the

allottees thereof within the prescribed period, as

applicable, except in respect of those allottees who

hold the shares in dematerialized form and to whom

bonus shares would be credited in their respective

demat accounts; and authorize the Board of Directors

to consolidate the fractional entitlement of B equity

 shares arising out of the aforesaid bonus issue and

issue the same to a person(s)/trustee(s) nominated by

 the Board of Directors for this purpose who shall be

 deemed to be a trustee on behalf of the shareholders

 of the Company entitled to the fraction of B equity

shares and that such person/trustee(s) shall sell

such consolidated bonus fractional shares and

distribute the net sale proceeds [after deduction of

expenses incurred] to the members respectively

entitled to the same in proportion of their

fractional entitlement; the holders of both the

issues of Foreign Currency Convertible Bond(s)

[FCCBs] [FCCBs issued in 2005 and FCCBs issued in

PROPOSAL #S.2: Authorize the Board, pursuant to the          ISSUER            YES         AGAINST           AGAINST

provisions of Sections 81(1A), 292 (1) (b) and other

applicable provisions of the CompaniesAct,1956

[including any modifications or re-enactment thereof,

 for the time being in force] and in accordance with

all relevant provisions of Memorandum & Articles of

Association of the Company and listing agreements

entered into with the Stock Exchanges where the

Company's shares are listed and subject to any

necessary approval, consent, permission and/or

sanction of the Central Government, Reserve Bank of

India, the provisions of Foreign Exchange Management

Act, the Issue of Foreign Currency Convertible Bonds

[FCCBs] and ordinary shares [through Depository

Receipt Mechanism] Scheme, 1993 and Securities &

Exchange Board of India Regulations [SEBI

Regulations] and any other concerned and relevant

authorities, institutions or bodies whether in India

or abroad [hereinafter collectively referred to as

'the Appropriate Authorities']as may be required, and

 subject to such conditions or modifications thereof

as may be prescribed by any one of them; to create,

issue, offer and allot [including any provisions for

reservation on firm and/or competitive basis, of such

 part of issue and for such categories of

persons/bodies corporate as may be permitted], in the

 course of one or more offering(s) with or without

green shoe option, whether by way of a qualified

institutional placement or not, to eligible investors

 [whether or not such investors are the Members of

the Company, or whether or not such investors are

Indian or foreign nationals, including qualified

institutional buyers such as public financial

institutions, scheduled commercial banks, mutual

funds, foreign institutional investors, multilateral

and bilateral development financial institutions,

venture capital funds, foreign venture capital

investors state industrial development corporations,

insurance companies, pension funds and provident

funds], whether by way of a public offering or on

rights basis or by way of a private

placement/preferential basic and whether by way of

circulation of an offering circular or placement

document or otherwise, any securities [including

shares, non convertible debentures or any other

convertible instruments such as warrants, convertible

 debentures, Foreign Currency Convertible Bonds

[FCCBs], Foreign Currency Convertible Notes [FCCNs],

Global Depository Receipts [GDRs] and/or American

Depository Receipts [ADRs], Secured Premium Notes

[SPNs] and/or other financial instruments [OFIs]

convertible into equity shares/equity shares with

lower voting rights of the Company so however that,

the total amount raised through the aforesaid

securities shall not exceed USD 60 million or INR

300,00,00,000 whichever is higher [inclusive of such

premium as may be determined by the Board] or its

equivalent in any other currency, [hereinafter

referred to as 'securities'] to be denominated in

foreign or Indian currency, as the case may be, and

such issue and allotment may be made in one or more

tranches, on such terms a

PROPOSAL #S.3: Authorize the Board, pursuant to the          ISSUER            YES             FOR                  FOR

provisions of Section 81(1A) and all other applicable

 provisions, if any, of the Companies Act, 1956

[including any statutory modifications or re-

enactment thereof for the time being in force],

provisions of the Memorandum and Articles of

Association of the Company, and subject to

rules/regulations/guidelines issued by the Securities

 & Exchange Board of India, the Stock Exchange(s)

where the shares of the Company are listed [including

 provisions of the listing agreement with them], or

any other appropriate/statutory authority and also

subject to such approvals, permissions, sanctions and

 consents as may be necessary and required from the

Government of India, the Reserve Bank of India

[hereinafter referred to as 'RBI'], and all other

appropriate authorities and institutions, rules,

regulations, guidelines and contracts for the time

being in force, and subject further to such other

terms, conditions, stipulations, alterations,

amendments, modifications or variations, to offer,

issue and allot in one or more tranches, on private

placement and/or preferential basis, not exceeding

2,50,00,000 warrants to Promoters/Promoter Group

Companies with each warrant carrying

option/entitlement to subscribe to one number of

equity share of INR 10 each of the Company, in

exchange of each such warrant on a future date i.e.

options entitlement to subscribe to a maximum of

2,50,00,000 equity shares of INR 10 each [in

aggregate], within a period not exceeding 18 months

from the date of issue of such warrants, to the

following entities, as specified against each of

their names; of the Proposed allotted (s) maximum

number of warrants to be allotted; Gujarat NRE Energy

 Resources Ltd. 1,25,00,000, Bulli Coke Pvt Ltd.

1,25,00,000; the offer, issue and allotment of the

aforesaid warrants to Promoters/Promoter Group

Companies and the equity shares resulting from the

exercise of the entitlement of the warrant holders to

 subscribe to the equity shares shall be made at such

 time(s) as the Board may in its absolute discretion

decide, subject however, to applicable guidelines,

notifications, rules and regulations and the terms

and conditions given herein below: a) the price

including premium of the equity share to be allotted

on exchange/surrender of the said warrant to the

Promoters/Promoter Group Companies shall not be lower

 than the minimum price specified as per SEBI

Regulations for Preferential issues [Chapter VII of

SEBI [Issue of Capital and Disclosure Requirements]

Regulations, 2009, considering 30 days prior to last

date of receipt of the postal ballot as the relevant

date as may be decided by the Board of Directors; the

 relevant date for determining the price of the

equity shares to be allotted on exchange/surrender of

 the said warrant, which is 30 days prior to the last

 date of receipt of postal ballots have been

considered i.e.14 OCT 2009] each of the said warrant

proposed to be issued to Promoters/Promoter Group

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GUJARAT STATE FERTILIZERS & CHEMICALS LTD

  TICKER:                  N/A                 CUSIP:   Y2946E113

  MEETING DATE:      9/25/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited accounts,        ISSUER            YES             FOR                  FOR

 balance sheet as at 31 MAR 2009, profit and loss

account for the YE on that date and the reports of

the Directors' and the Auditors' thereon

PROPOSAL #2.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Shri P.N. Roy Chowdhury as a        ISSUER            YES             FOR                  FOR

 Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri Ajay N. Shah as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Authorize the Board of Directors of the        ISSUER            YES             FOR                  FOR

 Company to fix the remuneration plus traveling and

other out of pocket expenses, to be paid to the

Statutory Auditors and the Branch Auditors appointed

by the Comptroller and the Auditor General of India

for audit of accounts of the Company for the FY 2009

to 2010 at the Head Quarters for Baroda Unit

including Sikka Unit and also for audit of accounts

of Polymers Unit and Fibre Unit of the Company for

the FY 2009 to 2010, as the Board may deem fit and

appropriate in their absolute discretion

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GUJARAT STATE PETRONET LTD, GANDHI NAGAR

  TICKER:                  N/A                 CUSIP:   Y2947F101

  MEETING DATE:      12/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009, the profit and loss account

for the YE on that date and the reports of the Board

of Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Shri P.K. Pujari, IAS, as a         ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri Tapan Ray, IAS, as a            ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Approve to fix the remuneration of the         ISSUER            YES             FOR                  FOR

Statutory Auditors of the Company in terms of

provisions of Section 224(8)(aa) of the Companies

Act, 1956

PROPOSAL #6.: Appoint Shri S. Jagadeesan, IAS, as a          ISSUER            YES             FOR                  FOR

Director of the Company, who is liable to retire by

rotation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GUJARAT STATE PETRONET LTD, GANDHI NAGAR

  TICKER:                  N/A                 CUSIP:   Y2947F101

  MEETING DATE:      1/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve pursuant to Section 17 and              ISSUER            YES             FOR                  FOR

other applicable provisions, if any of the Companies

Act, 1956 (including the statutory modifications or

re-enactments thereto for the time being in force),

and subject to such approvals, sanctions or

confirmations as may be required, to alter Clause III

 of Memorandum of Association of the Company as

follows: to insert the specified Clause 5 after the

existing Clause III  A  4 being the Main Objects of

the Company; to amend the existing Clause III B  10

being the Objects incidental or Ancillary to the

attainment of the Main Objects of the Company, as

specified; to insert the specified Clauses 48 and 49

after the existing Clause III B  47 being the Objects

 Incidental or Ancillary to the attainment of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GULLIVER INTERNATIONAL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J17714106

  MEETING DATE:      10/21/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Stock-for-Stock Exchange with G-        ISSUER            YES             FOR                  FOR

TRADING CO.,LTD. In Order To Wholly-Own G-TRADING

CO.,LTD. as GI's Subsidiary

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GULLIVER INTERNATIONAL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J17714106

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Expand Business                 ISSUER            YES             FOR                  FOR

Lines, Adopt Reduction of Liability System for All

Directors, Adopt Reduction of Liability System for

PROPOSAL #3: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Options

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GUNNEBO AB, GOETEBORG

  TICKER:                  N/A                 CUSIP:   W40501103

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Elect Martin Svalstedt as a Chairman of         ISSUER            YES             FOR                  FOR

AGM

PROPOSAL #2: Approve the preparation of voting list           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the agenda of the AGM                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Elect 1 or 2 persons to approve the                ISSUER            YES             FOR                  FOR

minutes

PROPOSAL #5: Approve to determine, whether the AGM            ISSUER            YES             FOR                  FOR

has been properly convened

PROPOSAL #6: Presentation of the annual report, the          ISSUER             NO              N/A                  N/A

consolidated accounts, the Auditor's report and the

Auditor's report on the consolidated accounts for the

 FY 2009

PROPOSAL #7: Approve the address by the Company's              ISSUER            YES             FOR                  FOR

President and Chief Executive Officer

PROPOSAL #8.A: Adopt the profit and loss statement            ISSUER            YES             FOR                  FOR

and balance sheet, the consolidated profit and loss

statement and the consolidated balance sheet for the

Group

PROPOSAL #8.B: Approve the appropriation of the loss         ISSUER            YES             FOR                  FOR

in accordance with the approved balance sheet and the

 Board of Directors and the President propose that no

 dividend be distributed for 2009

PROPOSAL #8.C: Grant discharge of liability for the          ISSUER            YES             FOR                  FOR

Members of the Board and Directors and the President

PROPOSAL #9: Approve the determination of the 6                 ISSUER            YES             FOR                  FOR

ordinary Board Members without Deputy Members of the

Board of Directors

PROPOSAL #10: Approve the determination of the fees          ISSUER            YES             FOR                  FOR

payable to the Members of the Board of Directors and

to the Auditor a total fee to the Board of Directors

amounting to SEK 1,525,000 to be divided with SEK

400,000 to the Chairman of the Board of Directors

includes remuneration for Committee work  and SEK

225,000 to each of the other Board Members elected by

 the shareholders and a special fee of a total of SEK

 100,000 as compensation to the Members of the

Board's Audit Committee and remuneration Committee

except the Chairman of the Board of Directors  to be

divided among the Members in accordance with the

Board of Directors' decision; the fees are unchanged

in relation to previous year; and Auditors fees to be

 paid in accordance with current agreement

PROPOSAL #11: Re-elect Mikael Jonsson, Martin                     ISSUER            YES             FOR                  FOR

Svalstedt, Bjorn Eriksson, Bo Dankis and Goran Bille

as the Members of the Board of Directors; Lena Olving

 is not available for re-election and election of

Katarina Mellstrom as a new Member of the Board of

Directors

PROPOSAL #12: Re-elect Martin Svalstedt as a Chairman        ISSUER            YES             FOR                  FOR

 of the Board of Directors

PROPOSAL #13: Appoint the Nomination Committee; the          ISSUER            YES             FOR                  FOR

Nomination Committee shall consist of

PROPOSAL #14: Approve that the AGM resolves to                   ISSUER            YES             FOR                  FOR

determine the principles for remuneration to senior

executives as specified; and the proposal of the

Board for 2010 which is in compliance with the

principles of previous years and based on agreements

already entered into between Gunnebo and the

respective employee as specified

PROPOSAL #15: Approve to establish an Incentive                 ISSUER            YES             FOR                  FOR

Programme  Incentive Programme 2010/2014 for 46

senior executives and key employees within the

Gunnebo Group in 21 different countries by having the

 Company with deviation from the shareholders'

preferential right; issue a maximum of totally

550,000 warrants to the wholly owned subsidiary

Gunnebo service AB  GSAB ; the warrants shall be

transferred to GSAB free of charge and the

participants in Incentive Programme 2010/2014 shall

be given the possibility to acquire them at market

value. subscription for the warrants shall be done no

 later than 17 MAY 2010 transfer to a person who is

entitled to acquire the warrants is not allowed after

PROPOSAL #16: Amend Section 9 in the Articles of                ISSUER            YES             FOR                  FOR

Association as specified

PROPOSAL #17: Closing of the AGM                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GURIT HOLDING AG, WATTWIL SG

  TICKER:                  N/A                 CUSIP:   H3420V174

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual report, annual                   ISSUER             NO              N/A                  N/A

financial statements, consolidated financial

statements 2009 and appropriation of available

PROPOSAL #2: Grant discharge to the Members of the            ISSUER             NO              N/A                  N/A

Board of Directors and the Executive Management

PROPOSAL #3.1: Election of Mr. Peter Leupp as a                 ISSUER             NO              N/A                  N/A

Director for a three-year of office, 2010-2012 [until

 AGM of 2013]; [Paul Halg, Robert Hberlein and Nick

Huber are elected until AGM 2011, Urs Kaufmann is

elected until AGM 2012]

PROPOSAL #3.2: Re-elect PricewaterhouseCoopers AG,            ISSUER             NO              N/A                  N/A

Zurich as the Auditors for a two-year period [2010-

2011]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GUYENNE ET GASCOGNE SA, BAYONNE

  TICKER:                  N/A                 CUSIP:   F47103118

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements for          ISSUER            YES             FOR                  FOR

the FY

PROPOSAL #O.2: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the FY

PROPOSAL #O.3: Approve the regulated Agreements                  ISSUER            YES             FOR                  FOR

PROPOSAL #O.4: Approve the allocation of income                  ISSUER            YES             FOR                  FOR

PROPOSAL #O.A: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL: approve, the general assembly,

acting under the quorum and majority required for

OGM's, to decide to pay the shareholders as

exceptional dividend, an exceptional amount of 1 euro

 per share or an overall amount of EUR 6.649 million,

 this distribution covered from the post retained

earnings, which after the payment of the ordinary

dividend (EUR 3.80 per share and exceptional

dividend) shall amount to EUR 20.21 Million, the

exceptional dividend will be payable on 28 MAY 2010

PROPOSAL #O.5: Authorize the Company to repurchase            ISSUER            YES             FOR                  FOR

its own shares

PROPOSAL #E.6: Approve to increase the capital                   ISSUER            YES             FOR                  FOR

reserved for the Members of a Company Saving Plan

PROPOSAL #E.7: Powers for the formalities                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GVK POWER & INFRASTRUCTURE LTD, NEW DELHI

  TICKER:                  N/A                 CUSIP:   Y2962K118

  MEETING DATE:      7/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the balance sheet as         ISSUER            YES             FOR                  FOR

at 31 MAR 2009 and the profit and loss account for

the YE on that date and the report of the Directors

and the Auditors thereon

PROPOSAL #2.: Re-appoint Mr. Ch. G. Krishna Murthy as        ISSUER            YES             FOR                  FOR

 a Director, who retires by rotation

PROPOSAL #3.: Re-appoint Mr. Sanjay Narayen as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Appoint M/s. S.R. Batliboi &                          ISSUER            YES             FOR                  FOR

Associates, Chartered Accountants, Hyderabad, the

retiring Auditors, as the Statutory Auditors of the

Company, to hold office from the conclusion of this

AGM to the conclusion of next AGM on such

remuneration as may be determined by the Board

PROPOSAL #S.5: Re-appoint, pursuant to the provisions        ISSUER            YES             FOR                  FOR

 of the Sections 198, 269, 309, 310, 316, Schedule

XIII and all other applicable provisions, if any, of

the Companies Act, 1956 [including any statutory

modifications or re-enactment thereof that may

hereafter be made by the Central Government] and

subject to approval of the Central Government, if

any, and based on the recommendations of the

Remuneration Committee and the Board of Directors of

the Company, Dr. G.V. Krishna Reddy as a Chairman &

Managing Directors of the Company for a further

period of 5 years with effect from 14 OCT 2008 on the

 salary and perquisites as specified; and authorize

Mr. A. Issac George, Director and Chief Financial

Officer or Mr. P.V. Rama Seshu, Company Secretary of

the Company to take necessary steps as may be

required for giving effect to this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GVK POWER & INFRASTRUCTURE LTD, NEW DELHI

  TICKER:                  N/A                 CUSIP:   Y2962K118

  MEETING DATE:      11/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Amend or restate, pursuant to the                ISSUER            YES         AGAINST           AGAINST

provisions of Section 81(IA) and other applicable

provisions, if any, of the Companies Act, 1956, (the

Companies Act), the listing agreements with each of

the stock exchanges where the Company's equity shares

 are listed and the provisions of the Foreign

Exchange Management Act, 1999, the Foreign Exchange

Management (transfer or Issue of Security by a Person

 resident outside India) Regulations, 2000, the

Foreign Exchange Management (Borrowing or Lending in

Rupees) regulations, 2000, the issue of Foreign

Currency Convertible bonds and ordinary shares

(through Depository Receipt Mechanism) Scheme, 1993,

the Securities and Exchange Board of India (Issue of

Capital and disclosure & requirements) Regulations,

2009, (the ICDR Regulations) as applicable and such

other statutes, notifications, circulars, rules and

regulations as may be applicable and relevant each

and the memorandum and Articles of Association of the

 Company, and subject to such approvals, consents,

permissions and sanctions, if any, of the Government

of India, the Reserve Bank of India (the RBI), the

Foreign Investment Promotion Board (the FIPB) the

Securities and Exchange Board of India (the SEBI),

the relevant Registrar of Companies, the relevant

stock exchanges and any other regulatory authority as

 may be required under applicable Law or regulation,

and subject to such conditions as may be prescribed

by any of them in granting such approvals, consents,

permissions and sanctions which may be agree to by

the Board of Directors of the Company (the Board,

which term shall be deemed to include any committee

constituted or to be constituted by the Board, or any

 person(s) authorized by the Board or its committee

for such purposes), consent of the Board of the

Directors and is accorded to create, offer, issue and

 allot in the course of either 1 or more

international offering(s), in 1 or more foreign

markets and/or in the course of 1 or more domestic

offering(s) in India, including by way of a qualified

 institutions placement under the ICDR regulations

(QIP), such number of equity shares and/or any

securities linked to, convertible into or

exchangeable for equity shares including without

limitation through Global Depository Receipts (GDRs)

and/or American Depository Receipts (ADRs) and/or

convertible preference shares and/or convertible

debentures (compulsorily and/or optionally, fully

and/or partly) and/or non-convertible debentures (or

other securities) with warrants and/or warrants with

a right exercisable by the warrant holder to exchange

 or convert such warrants with equity shares of the

Company al a later date and/or Foreign Currency

Convertible Bonds (FCCBs) and/or Foreign Currency

Exchangeable Bonds (FCEBs) and/or any other permitted

 fully and/or partly paid

securities/instruments/warrants, convertible into or

exchangeable for equity shares at the option of the

Company and/or the holders of the security(ies),

and/or securities linked to equity shares,

(hereinafter collectively referred to as the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GVK POWER & INFRASTRUCTURE LTD, NEW DELHI

  TICKER:                  N/A                 CUSIP:   Y2962K118

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize the Board of Directors of the         ISSUER            YES             FOR                  FOR

Company, pursuant to provisions of section 293(1)(a)

and 192A and other applicable provisions, if any, of

the Companies Act, 1956, as amended or restated the

Companies Act and subject to the approvals, consents,

 as may be required, to transfer the investments made

 by the Company in the following power assets

totaling to INR 1170.23 crores, to its wholly

subsidiary namely GVK Energy Limited: 1.) GVK

Industries Limited, 2.) GVK Gautami Power Limited,

3.) GVK Power (Goindwal Sahib) Limited, 4.) Alaknanda

 Hydro Power Company Limited; to approach the

regulatory authorities/ financial institutions and

such other agencies for the approval as may be

required and to do and perform all such acts,

matters, deeds and things, as may be necessary

without further referring to the members of the

Company, including finalizing the terms and

conditions, methods and modes in respect thereof,

determining the exact effective date and finalizing

and executing necessary documents including schemes,

agreements, deeds of assignment / conveyance to

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GZI REAL ESTATE INVESTMENT TRUST

  TICKER:                  N/A                 CUSIP:   Y2971R104

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To note the audited financial statements        ISSUER             NO              N/A                  N/A

 of GZI REIT together with the Auditors' report for

the YE 31 DEC 2009

PROPOSAL #2: To note the Appointment of Auditors of          ISSUER             NO              N/A                  N/A

GZI REIT and approve to fix their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  H&R REAL ESTATE INVT TR / H&R FIN TR

  TICKER:                  N/A                 CUSIP:   404428203

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive the Audited consolidated                ISSUER             NO              N/A                  N/A

financial statements of the REIT for the FYE 31 DEC

2009 and the report of the Auditors thereon

PROPOSAL #1: Election of Thomas J. Hofstedter as a            ISSUER            YES             FOR                  FOR

trustee of the REIT

PROPOSAL #2: Election of Laurence A. Lebovic as a              ISSUER            YES             FOR                  FOR

trustee of the REIT

PROPOSAL #3: Election of Ronald C. Rutman as a                   ISSUER            YES             FOR                  FOR

trustee of the REIT

PROPOSAL #4: Election of Robert E. Dickson as a                 ISSUER            YES             FOR                  FOR

trustee of the REIT

PROPOSAL #5: Election of Robert Kaplan as a trustee          ISSUER            YES             FOR                  FOR

of the REIT

PROPOSAL #6: Appointment of the Auditors of the REIT         ISSUER            YES             FOR                  FOR

and authorize the trustees of the REIT to fix the

remuneration of Auditors of the REIT

PROPOSAL #7: Approve the resolutions authorizing                ISSUER            YES             FOR                  FOR

amendments to the declaration of Trust of the REIT to

 delete the requirement that the REIT distribute all

of its taxable income and have all distributions of

the REIT subject to the absolute discretion of the

trustees of the REIT

PROPOSAL #8: Approve the resolutions authorizing                ISSUER            YES             FOR                  FOR

amendments to the declaration of Trust of the REIT to

 provide the trustees of the REIT with the discretion

 to make amendments to the declaration of Trust of

the REIT in order to qualify for a particular status

under taxation laws, including to prevent the REIT

from becoming subject to SIFT tax, and in connection

with changes in accounting standards

PROPOSAL #9: Approve the resolution authorizing                 ISSUER            YES             FOR                  FOR

amendments to the declaration of Trust of the REIT to

 increase the quorum provision for the REIT's trustee

 meetings

PROPOSAL #S.10: Approve the resolution authorizing            ISSUER            YES             FOR                  FOR

amendments to the declaration of Trust of the REIT to

 adjust the REIT's operating policy so as to provide

that the requirement to obtain an independent

appraisal in connection with property acquisitions is

 at the discretion of the REIT's Investment Committee

PROPOSAL #11: Approve the resolution authorizing                ISSUER            YES             FOR                  FOR

amendments to the declaration of Trust of the REIT to

 clarify the requirements regarding lost certificates

 of the REIT

PROPOSAL #S.12: Approve the resolution authorizing            ISSUER            YES             FOR                  FOR

amendments to the declaration of Trust of the REIT to

 exclude from the definition of 'indebtedness' used

in the REIT's operating policy obligations for which

the REIT has guaranteed

PROPOSAL #13: Approve the resolution authorizing                ISSUER            YES             FOR                  FOR

amendments to the declaration of Trust of the REIT to

 reduce the minimum number of trustees from 6 to 5

PROPOSAL #0: To receive the Audited financial                     ISSUER             NO              N/A                  N/A

statements of Finance Trust for the FYE 31 DEC 2009

and the report of the Auditors thereon

PROPOSAL #1: Election of Marvin Rubner as a trustee          ISSUER            YES             FOR                  FOR

of Finance Trust

PROPOSAL #2: Election of Shimshon  Stephen  Gross as         ISSUER            YES             FOR                  FOR

a trustee of Finance Trust

PROPOSAL #3: Election of Neil Sigler as a trustee of         ISSUER            YES             FOR                  FOR

Finance Trust

PROPOSAL #4: Appointment of the Auditors of Finance          ISSUER            YES             FOR                  FOR

Trust and authorize the trustees of Finance Trust to

fix the remuneration of Auditors of Finance Trust

PROPOSAL #5: Approve the resolution authorizing                 ISSUER            YES             FOR                  FOR

amendments to the declaration of Trust of Finance

Trust to provide the trustees of Finance Trust with

the discretion to make amendments to the declaration

of Trust of Finance Trust in order to qualify for a

particular status under taxation laws and in

connection with changes in accounting standards

PROPOSAL #6: Approve the resolution authorizing                 ISSUER            YES             FOR                  FOR

amendments to the declaration of Trust of Finance

Trust to increase the quorum provision for Finance

Trust's trustee meetings

PROPOSAL #7: Approve the resolution authorizing                 ISSUER            YES             FOR                  FOR

amendments to the declaration of Trust of Finance

Trust to clarify requirements regarding lost

certificates of Finance Trust

PROPOSAL #8: Other matters                                                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  H&R WASAG AG, SALZBERGEN

  TICKER:                  N/A                 CUSIP:   D34136115

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, the reports

pursuant to Sections 289(4) and 315(4) of the German

Commercial Code, and the proposal of the Board of

Managing Directors on the appropriation of the

distributable profit

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 13,487,900.40 as follows:

 payment of a dividend of EUR 0.45 per no-par share

ex-dividend and payable date: 28 MAY 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Authorization to acquire own shares the        ISSUER            YES             FOR                  FOR

 Company shall be authorized to acquire own shares of

 up to 10% of its share capital, at prices not

deviating more than 10% from the market price, on or

before 26 MAY 2015; the Board of Managing Directors

shall be authorized to dispose of the shares in a

manner other than the stock exchange or a rights

offering if the shares are sold at a price not

materially below their market price, to use the

shares for acquisition purposes or to satisfy

conversion and option rights, as well as to retire

PROPOSAL #6.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association in accordance with the Law on the

implementation of the Shareholder Rights Directive

(ARUG)a) Section 17(2), in respect of the

shareholders meeting being convened at least 30 days

prior to the meeting b) Section 18(2), in respect of

shareholders being entitled to participate in and

vote at the shareholders. meeting if they register

with the company by the sixth day prior to the

meeting c) Section 18(3), in respect of shareholders

also being obliged to provide evidence of their

shareholding as per the statutory record date and

submitting it to the company by the sixth day prior

to the shareholders meeting if they wish to

participate in and vote at the shareholders. Meeting

d) Section 18(5), in respect of the Board of Managing

 Directors being authorized to permit shareholders to

 participate in the shareholders meeting by the use

of electronic means of communication (online

participation); e) Section 19(1), in respect of the

shareholders meeting being chaired by the chairman of

 the Supervisory Board or another person appointed by

 him or the Supervisory Board f) Section 19(3), in

respect of the chairman of the shareholders meeting

being authorized to permit the audiovisual

transmission of the shareholders, Meeting; g) Section

 20(4), in respect of the Board of Managing Directors

 being authorized to permit shareholders to absentee

vote (in writing or electronically) if they cannot

attend the shareholders. meeting and are not

represented by a proxy at the meeting

PROPOSAL #7.: Resolution on the remuneration for the         ISSUER            YES             FOR                  FOR

Supervisory Board and the corresponding amendment to

the Articles of Association each Member of the

Supervisory Board shall receive a fixed annual

remuneration of EUR 20,000 (the chairman shall

receive 3 times, and the Deputy Chairman one and a

half times, this amount) plus a variable remuneration

 of up to EUR 32,500, in addition, a Board Member

shall receive one-eighth of the fixed annual

remuneration for Membership in a Supervisory Board

committee and one-fourth for Membership in the audit

committee (a committee Chairman shall receive twice

the amount of an ordinary committee member)

PROPOSAL #8.: Appointment of the Auditors a) for the         ISSUER            YES             FOR                  FOR

2010 FY: PricewaterhouseCoopers AG, Hamburg b) for

the 2010 abbreviated accounts and the interim report:

 PricewaterhouseCoopers AG, Hamburg Entitled to vote

are those shareholders of record on 06 MAY 2010, who

provide written evidence of such holding and who

register with the Company on or before 20 MAY 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  H.I.S.CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J20087102

  MEETING DATE:      1/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HACI OMER SABANCI HOLDING AS, ISTANBUL

  TICKER:                  N/A                 CUSIP:   M8223R167

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the opening of the general                 ISSUER             NO              N/A                  N/A

assembly and forming meeting council

PROPOSAL #2: Approve empowering the meeting council          ISSUER             NO              N/A                  N/A

to sign the general assembly meeting minutes

PROPOSAL #3: Approve announcement and discussion of          ISSUER             NO              N/A                  N/A

the reports of Board of Directors and Auditors

regarding 2009 financial results

PROPOSAL #4: Approve the announcement of donations            ISSUER             NO              N/A                  N/A

made in 2009

PROPOSAL #5: Ratify the 2009 balance sheet and income        ISSUER             NO              N/A                  N/A

 statement and proposal and approval of the profit

distribution

PROPOSAL #6: Approve the release of the members of            ISSUER             NO              N/A                  N/A

the Board of Directors and Auditors regarding 2009

activities

PROPOSAL #7: Approve the assignment and wage                       ISSUER             NO              N/A                  N/A

determination of the new Board of Directors in place

of the ones who served their terms

PROPOSAL #8: Approve the independent audit firm                 ISSUER             NO              N/A                  N/A

determined by the Board of Directors

PROPOSAL #9: Authorize the members of the Board of            ISSUER             NO              N/A                  N/A

Directors and Chairman to handle the issues in

connection with the scope of Articles 334 and 335 of

the Turkish Commercial Code

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HAIER ELECTRONICS GROUP CO LTD

  TICKER:                  N/A                 CUSIP:   G42313125

  MEETING DATE:      3/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Ratify and approve the Products                       ISSUER            YES             FOR                  FOR

Procurement Agreement dated 27 JAN 2010 entered into

between the Company,  Haier Group Corporation   Haier

 Corp and  Qingdao Haier Investment and Development

Co, Ltd   Haier Investment as specified  and (a) the

continuing connected transactions  as defined in the

Rules Governing the Listing of Securities on The

Stock Exchange of Hong Kong Limited  the Listing

Rules   contemplated there under and (b) the

respective annual cap amounts; the Internal Sales

Agreement dated 27 JAN 2010 entered into between the

Company, Haier Corp and Haier Investment  as

specified  and (a) the continuing connected

transactions  as defined in the Rules Governing the

Listing of Securities on The Stock Exchange of Hong

Kong Limited  the Listing Rules   contemplated there

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HAIER ELECTRONICS GROUP CO LTD

  TICKER:                  N/A                 CUSIP:   G42313125

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 and the reports of the Directors the Directors  and

Auditors  the Auditors  of the Company for the YE 31

DEC 2009

PROPOSAL #2A.1: Re-elect Mr. Zhou Yun Jie as an                 ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #2A.2: Re-elect Mr. Li Hua Gang as an                   ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #2A.3: Re-elect Mr. Sun Jing Yan as an                 ISSUER            YES         AGAINST           AGAINST

Executive Director

PROPOSAL #2A.4: Re-elect Mr. Wu Yinong as an                       ISSUER            YES             FOR                  FOR

Independent Non-Executive Director

PROPOSAL #2A.5: Re-elect Mr. Yu Hon To, David as an          ISSUER            YES             FOR                  FOR

Independent Non-Executive Director

PROPOSAL #2B: Authorize the Board  the Board  of the         ISSUER            YES             FOR                  FOR

Directors to fix the remuneration of the Directors

PROPOSAL #3: Re-appoint the Auditors and authorize            ISSUER            YES             FOR                  FOR

the Board to fix the remuneration of the Auditors

PROPOSAL #4: Approve the refreshment of the 10%                 ISSUER            YES             FOR                  FOR

general limit on grant of options under the share

option scheme(s) of the Company

PROPOSAL #5: Approve to grant the general mandate to         ISSUER            YES             FOR                  FOR

the Directors to repurchase Shares up to 10% of the

issued share capital of the Company

PROPOSAL #6: Approve to grant the general mandate to         ISSUER            YES             FOR                  FOR

the Directors to issue additional Shares of up to 20%

 of the issued share capital of the Company

PROPOSAL #7: Approve to extend the general mandate to        ISSUER            YES             FOR                  FOR

 issue additional Shares up to the number of Shares

repurchased by the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HAINAN MEILAN INTERNATIONAL AIRPORT CO LTD

  TICKER:                  N/A                 CUSIP:   Y2983U103

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve the issue of A Shares pursuant        ISSUER            YES             FOR                  FOR

 to the following terms and conditions with all

necessary approval from the CSRC and other relevant

regulatory authorities: (1) Type of securities to be

issued: RMB denominated ordinary shares; (2) Number

of A Shares to be issued: 200,000,000 A Shares,

representing 42.6% of the existing issued share

capital of the Company and approximately 29.71% of

the enlarged issued share capital of the Company

immediately after completion of the proposed A Share

Issue, the exact number of which shall be determined

by the Board as proposed to be authorized by the

Shareholders at the EGM and CSMs; (3) Par value: RMB

1.00 each; (4) Rights attached to A Shares: the A

Shares shall rank pari passu with the existing

Domestic Shares and H Shares in all respects; (5)

Target subscribers: CONTD

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HAINAN MEILAN INTERNATIONAL AIRPORT CO LTD

  TICKER:                  N/A                 CUSIP:   Y2983U103

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the working report of the Board         ISSUER            YES             FOR                  FOR

of Directors of the Company for the YE 31 DEC 2009

PROPOSAL #2: Approve the working report of                          ISSUER            YES             FOR                  FOR

Supervisory Committee of the Company for the YE 31

PROPOSAL #3: Approve the audited financial statements        ISSUER            YES             FOR                  FOR

 of the Company as at and for the YE 31 DEC 2009

PROPOSAL #4: Approve the final dividend distribution         ISSUER            YES             FOR                  FOR

plan of the Company for the YE 31 DEC 2009

PROPOSAL #5: Re-appoint PricewaterhouseCooper and and        ISSUER            YES             FOR                  FOR

 Zon Zun Certified Public Accounts Office Limited

(registered) accounts in the PRC (excluding Hong

Kong) respectively as the Company's international and

 domestic Auditors for the FY of 2010, who will hold

office until the conclusion of the next AGM and to

determine their remuneration

PROPOSAL #6: Approve the annual remuneration proposal        ISSUER            YES             FOR                  FOR

 for the Company's Directors, Supervisors and Company

 Secretary for the year 2010

PROPOSAL #7: Approve the proposals put forward at              ISSUER            YES         AGAINST           AGAINST

such meeting by any shareholders(s) holding 5% or

more of the shares carrying the right to vote at such

PROPOSAL #E.8: Approve proposals put forward at such         ISSUER            YES         AGAINST           AGAINST

meeting by any shareholders(s) holding 5% or more of

the shares carrying the right to vote at such meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HAINAN MEILAN INTERNATIONAL AIRPORT CO LTD

  TICKER:                  N/A                 CUSIP:   Y2983U103

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve, ratify and confirm for the                ISSUER            YES             FOR                  FOR

purpose of acquisition of 24.5% equity interest in

HNA Airport Holding [Group] Company Limited held by

Kingward Investment Limited [Kingward] [Acquisition

of Kingward Sale Shares]: the Acquisition of Kingward

 Sale Shares entered into between the Company and

Kingward on 25 MAR 2010 and any other transactions

contemplated and the Directors to enter into any such

 acquisition agreement, and authorize to approve,

sign or execute all such documents, instruments and

agreements and take all such steps which they may

consider necessary or appropriate for the purpose of

giving effect to the acquisition agreement or

regarding the acquisition agreement

PROPOSAL #2: Approve, ratify and confirm for the                ISSUER            YES             FOR                  FOR

purpose of acquisition of 30% equity interest in HNA

Airport Holding [Group] Company Limited held by HNA

Group Company Limited [HNA Group] [Acquisition of HNA

 Group Sale Shares]: the acquisition of HNA Group

sale shares entered into between the Company and HNA

Group on 25 MAR 2010 and any other transactions

contemplated; and the Directors to enter into any

such acquisition agreement, and authorize to approve,

 sign or execute all such documents, instruments and

agreements and take all such steps which they may

consider necessary or appropriate for the purpose of

giving effect to the acquisition agreement or

regarding the acquisition agreement

PROPOSAL #S.3: Approve the A share Issue pursuant to         ISSUER            YES             FOR                  FOR

the following terms and conditions with all necessary

 approval from the CSRC and other relevant regulatory

 authorities: type of securities to be issued: 1)RMB

denominated ordinary shares; 2) number of A shares to

 be issued: 200,000,000 A shares, representing 42.6%

of the existing issued share capital of the Company

and approximately 29.71% of the enlarged issued share

 capital of the Company immediately after completion

of the proposed A share Issue, the exact number of

which shall be determined by the Board as proposed to

 be authorized by the Shareholders at the EGM and

CSMs; 3) Par value: RMB 1.00 each; 4) rights attached

 to A shares: the A shares shall rank pari passu with

 the existing Domestic shares and H Shares in all

respects; 5) target subscribers: natural persons,

corporations and other institutions in the PRC which

have maintained A Share holders' accounts with the

Shanghai Stock Exchange or Shenzhen Stock Exchange

[other than those as prohibited by the applicable PRC

 laws and regulations and other regulatory

requirements with which the Company shall comply]. It

 is expected that none of the Connected Persons of

the parent company or the Company will subscribe for

A shares; the Company will comply with the relevant

provisions of the listing rules even if such

Connected persons do subscribe for A shares, the

Company will [subject to the applicable rules and

regulations of the CSRC] issue A shares by offline

placing to book-building targets and online public

offering at fixed price to public investors; 6)

Proposed place of listing: All the A Shares issued

pursuant to the A Share Issue are proposed to be

listed on the Shanghai Stock Exchange; 7) Issue price

 and pricing process: the pricing of the A Share

Issue will follow the market-driven principle, the

issue price for the A share issue shall be determined

 based on the prevailing conditions of the PRC

securities market at the time when the A share issue

takes place by way of market consultation or such

other methods as approved by the CSRC, the issue

price will not be lower than 90% of the average

closing price of the Company's H shares on the Hong

Kong Stock Exchange during the Price Consultation

Period of the A share issue, the issue price for the

proposed A share issue will be determined based on

the PRC securities market conditions at the time when

 the A share issues takes place and in accordance

with the applicable CSRC regulations. Thus the amount

 to be raised from the A share issue cannot be

ascertained as at the date of this announcement; 8)

use of proceeds: the proceeds from the A share issue

will be used to fund the acquisition, and the balance

 will be used as general working capital; 9) Expected

 timetable: The application for the A Share Issue is

expected to be submitted to the CSRC after the

relevant resolutions have been approved at the EGM

and CSMs and all necessary materials have been

obtained, The A Share Issue will be completed by the

PROPOSAL #S.4: Approve the conditional upon the                 ISSUER            YES             FOR                  FOR

passing of Resolutions No. 2 and 3 and obtaining all

necessary approvals of the CSRC and other relevant

regulatory authorities, the proceeds from the issue

of the public A shares be applied as follows: a) to

finance the Acquisition of HNA Group Sale Shares; and

 b) in the event that the proceeds from the issue of

the public A shares are not sufficient to finance the

 acquisition of HNA Group Sale Shares, the Company

will complete the investments by other means, to the

extent that the proceeds from the issue of the public

 A shares exceed the estimated aggregate amount of

investments set out above, the surplus will be

applied as general working capital

PROPOSAL #S.5: Approve the conditional upon the                 ISSUER            YES             FOR                  FOR

passing of Resolutions No. 3 and 4 and completion of

the A share Issue: a) the amendments to the Articles

of Association; b) the rules and procedures of

shareholders' general meetings [draft]; c) the rules

and procedures of the Board meetings [draft]; d) the

rules and procedures of the Supervisory Committee

meetings [draft]; e) the connected transaction

Decision Making System [draft]; f) the proceeds

Administration Measures [draft]; and g) authorize the

 Board to further amend the Articles of Association

and carry out relevant filing procedures with the

relevant authorities based on the total number of

shares and share capital of the Company upon

completion of the A share issue pursuant to the

requirements of the relevant regulatory authorities;

details on the rules and procedures of shareholder's

general meetings, the Rules and Procedures of the

Board meetings, the rules and procedures of the

Supervisory Committee meetings and the proposed

amendments to the Articles of Association are set out

 in the respective appendices to the Circular to be

sent to the Shareholders, and can be accessed from

the website of the Hong Kong Stock Exchange

PROPOSAL #S.6: Authorize the Board upon the passing          ISSUER            YES             FOR                  FOR

of Resolutions No. 3 and 5, to delegate the authority

 as set out in the above-mentioned resolution No. 5

to the committee comprising Zhao Yahui, Liang Jun and

 Xing Xihong, all being Directors of the Company, to

implement and deal with the relevant matters in

relation to the A share issue, including but not

limited to the following matters: a) to determine the

 time of issue, price range for consultation, the

final issue price, the final offer size and other

relevant matters in light of the market conditions

pursuant to Resolution No. 3 passed at the EGM; b) to

 revise the Articles of Association and/or Articles

of Association [draft] to reflect the new share

capital and shareholding structure of the Company

after the A share issue; and c) to deal with other

relevant matters in relation to the A share issue,

this authorization shall be valid for a period of 12

months from the date of passing of the resolution

PROPOSAL #S.7: Approve the conditional upon the                 ISSUER            YES             FOR                  FOR

passing of Resolutions No. 1, 2 and 3 and obtaining

all necessary approvals of the CSRC and other

relevant regulatory authorities, the distribution

plan of the accumulated undistributed profits prior

to the A Share Issue

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HAITIAN INTERNATIONAL HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G4232C108

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the consolidated audited                     ISSUER            YES             FOR                  FOR

financial statements of the Company and its

subsidiaries and the reports of the Directors and the

 Auditors of the Company for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend of HKD 10.0              ISSUER            YES             FOR                  FOR

cents per share for the YE 31 DEC 2009

PROPOSAL #3: Re-elect Mr. Zhang Jianming as the                 ISSUER            YES             FOR                  FOR

Director of the Company and authorize the Board of

Directors of the Company to fix his remuneration

PROPOSAL #4: Re-elect Mr. Guo Mingguang as the                   ISSUER            YES             FOR                  FOR

Director of the Company and authorize the Board of

Directors of the Company to fix his remuneration

PROPOSAL #5: Re-elect Mr. Liu Jianbo as the Director         ISSUER            YES         AGAINST           AGAINST

of the Company and authorize the Board of Directors

of the Company to fix his remuneration

PROPOSAL #6: Re-elect Mr. Gao Xunxian as the Director        ISSUER            YES             FOR                  FOR

 of the Company and authorize the Board of Directors

of the Company to fix his remuneration

PROPOSAL #7: Re-elect Dr. Steven Chow as the Director        ISSUER            YES             FOR                  FOR
 of the Company to fix the remuneration of the

Company's Directors

PROPOSAL #8: Authorize the Board of Directors of the         ISSUER            YES             FOR                  FOR

Company to fix the remuneration of the Company's

Directors

PROPOSAL #9: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Company's Auditors and authorize the Board of

Directors of the Company to fix their remuneration

PROPOSAL #10: Approve to grant a general mandate to          ISSUER            YES             FOR                  FOR

the Directors of the Company to allot, issue and deal

 with the Company's shares

PROPOSAL #11: Approve to grant a general mandate to          ISSUER            YES             FOR                  FOR

the Directors of the Company to repurchase the

Company's shares

PROPOSAL #12: Approve to add the nominal value of the        ISSUER            YES             FOR                  FOR

 shares repurchased by the Company to the mandate

granted to the Directors of the Company under

Resolution Number 10

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HAKON INVEST AB

  TICKER:                  N/A                 CUSIP:   W4248R109

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of Lars Otterbeck as the                   ISSUER            YES             FOR                  FOR

Chairman of the meeting

PROPOSAL #3: Preparation and approval of the voting          ISSUER             NO              N/A                  N/A

list

PROPOSAL #4: Approval of the agenda                                       ISSUER             NO              N/A                  N/A

PROPOSAL #5: Election of the secretary and two                   ISSUER             NO              N/A                  N/A

minutes-checkers to attest the minutes

PROPOSAL #6: Determination of whether the meeting has        ISSUER             NO              N/A                  N/A

 been duly convened

PROPOSAL #7: Receive the report on the operations of         ISSUER             NO              N/A                  N/A

the Company

PROPOSAL #8: Receive the report of the work and                 ISSUER             NO              N/A                  N/A

performance of the Board and its committees

PROPOSAL #9: Presentation of the annual reports,                ISSUER             NO              N/A                  N/A

Auditors' report and the consolidated financial

statements and consolidated Auditors' report

PROPOSAL #10: Adopt the income statement, balance              ISSUER            YES             FOR                  FOR

sheet and the consolidated income statement and

balance sheet

PROPOSAL #11: Approve a dividend of SEK 6.00 per                ISSUER            YES             FOR                  FOR

common share; and 19 APR 2010 as the record date for

receiving the dividend; payment of the dividend is

expected to be made via Euroclear Sweden AB on 22 APR

 2010

PROPOSAL #12: Grant discharge to the Members of the          ISSUER            YES             FOR                  FOR

Board of Directors and to the President from

liability for the FY

PROPOSAL #13: Receive the report on the work of the          ISSUER             NO              N/A                  N/A

Nomination Committee

PROPOSAL #14: Approve that the number of regular                ISSUER            YES             FOR                  FOR

Board members be unchanged at seven and that the

number of Auditors shall remain unchanged at one

PROPOSAL #15: Approve that the total fees to the                ISSUER            YES             FOR                  FOR

Board shall be unchanged from the previous year, thus

 amounting to a total of SEK 1,980,000 of which SEK

550,000 is to be paid to the Chairman of the Board,

SEK 330,000 to the Vice Chairman and SEK 220,000 to

each of the other Members elected by the meeting and

that the total fees for Committee work remain

unchanged form the previous year, such that a

provision of the SEK 325,000 is made for Committee

work; for 2010 the fees are to be distributed as: for

 work in the Investment Committee, remuneration is to

 be paid in a total amount of SEK 100,000,

representing a CONTD

PROPOSAL #16: Re-elect Lars Otterbeck, Cecilia Daun          ISSUER            YES             FOR                  FOR

Wennborg, Anders Fredriksson, Thomas Strindeborn, Jan

 Olofsson and Magnus Moberg; as the Members of the

Board; elect Andrea Gisle Joosen as a new Member of

the Board; and re-elect Lars Otterbeck as the

Chairman of the Board

PROPOSAL #17: Re-elect Ernst & Young AB as the                   ISSUER            YES             FOR                  FOR

Auditors, for a period extending to the 2014 AGM; and

 approve that, if re-elected, Ernst & Young AB will

appoint the Authorized Public Accountant Erik Astrom

as the Auditor-in-charge

PROPOSAL #18: Approve to decide on a Nomination                 ISSUER            YES             FOR                  FOR

Committee for the 2011 AGM

PROPOSAL #19: Approve the establishment of the                   ISSUER            YES             FOR                  FOR

guidelines for the remuneration of the Senior

Executives

PROPOSAL #20: Approve an incentive program for 2010          ISSUER            YES             FOR                  FOR

for the Company's President and other Senior

Executives as well as an incentive program for 2010

for other employees; the two programs shall involve

the participants acquiring common shares in Hakon

Invest  Saving Shares  at market price; the Saving

Shares shall then be matched by the Company through

the allotment without payment of so-called Matching

Shares and Performance-based Shares in accordance

with the specified terms and principles

PROPOSAL #21: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HALDEX AB, STOCKHOLM

  TICKER:                  N/A                 CUSIP:   W3924P122

  MEETING DATE:      11/24/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting and elect the            ISSUER            YES             FOR                  FOR

Chairman of the meeting

PROPOSAL #2.: Approve the voting list                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Elect 2 persons to approve the minutes         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve to determine the compliance              ISSUER            YES             FOR                  FOR

with the rules of convocation

PROPOSAL #5.: Approve the agenda                                            ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Approve to increase the Company's share        ISSUER            YES             FOR                  FOR

 capital by a maximum of SEK 109,598,750 through the

issuance of not more than 21,919,750 new shares

PROPOSAL #7.: Closing of the meeting                                     ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HALDEX AB, STOCKHOLM

  TICKER:                  N/A                 CUSIP:   W3924P122

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of Lars-Goran Moberg as the              ISSUER             NO              N/A                  N/A

Chairman of the of the AGM 2010

PROPOSAL #2: Approval of and drawing up of the voting        ISSUER             NO              N/A                  N/A

 list

PROPOSAL #3: Election of two persons to approve the          ISSUER             NO              N/A                  N/A

minutes

PROPOSAL #4: Determine the compliance with the rules         ISSUER             NO              N/A                  N/A

of convocation

PROPOSAL #5: Approval of the agenda                                       ISSUER             NO              N/A                  N/A

PROPOSAL #6: Receive the Managing Director's report           ISSUER             NO              N/A                  N/A

PROPOSAL #7: Receive the annual reports of the                   ISSUER             NO              N/A                  N/A

Auditor's and the consolidated financial statements

an consolidated Auditor's report

PROPOSAL #8.a: Adopt the income statement and the              ISSUER            YES             FOR                  FOR

balance sheet and the consolidated income statement

and the consolidated balance sheet

PROPOSAL #8.b: Grant discharge to the Board of                   ISSUER            YES             FOR                  FOR

Directors and the Managing Director from personal

liability for the FY 2009

PROPOSAL #8.c: Approve that no dividend is                          ISSUER            YES             FOR                  FOR

distributed for the FY 2009 and that the profits at

the disposal of the General Meeting are carried

PROPOSAL #9: Approve to determine the number of                 ISSUER            YES             FOR                  FOR

Directors at eight without Deputy Directors

PROPOSAL #10: Approve to determine the fees to the            ISSUER            YES             FOR                  FOR

Directors for the period up to and including the AGM

2011 shall be paid to and distributed between the

Directors as follows: the Chairman of the Board of

Directors shall receive SEK 450,000 and each of the

other Directors shall receive SEK 175,000;

consideration for Committee work shall be allocated

as follows: the Chairman of the Audit Committee SEK

100,000, each Member of the Audit Committee SEK

50,000, Chairman of the Compensation Committee SEK

50,000 and Member of the Compensation Committee SEK

25,000

PROPOSAL #11: Approve to determine the fees to the            ISSUER            YES             FOR                  FOR

Auditors in respect of the audit and for other

services are proposed to be paid on approved current

account

PROPOSAL #12: Re-elect Lars-Goran Moberg, Anders                ISSUER            YES             FOR                  FOR

Boos, Stefan Charette , Arne Karlsson, Caroline

Sundewall, Anders Thelin and Cecilia Vieweg, and

election of Goran Carlson, all for the period up to

and including the next AGM as the Directors; and

election of Lars-Goran Moberg as the Chairman of the

PROPOSAL #13: Re-elect Michael Bengtsson and election        ISSUER            YES             FOR                  FOR

 of Ann-Christine Hagglund as Auditors and re-

election of Christine Rankin Johansson and Ceasar

More as Deputy Auditors (all from

PricewaterhouseCoopers) for the period up to and

PROPOSAL #14: Approve the proposal for the                          ISSUER            YES             FOR                  FOR

composition of the Nomination Committee

PROPOSAL #15: Approve the guidelines for the                       ISSUER            YES             FOR                  FOR

remuneration to the Managing Director and other

Senior Executives

PROPOSAL #16: Approve the implementation of a long            ISSUER            YES         AGAINST           AGAINST

term incentive program, LTI 2010, principally based

on the specified conditions and principles

PROPOSAL #17.a: Authorize the Board to resolve on              ISSUER            YES         AGAINST           AGAINST

repurchase of own shares on one or several occasions

during the period up to the AGM of 2011 in accordance

 with the following: a) acquisition of own shares

shall be made on NASDAQ OMX Stockholm; b) own shares

may be acquired to the extent the Company's holdings

of own shares in total amounts to no more than one

tenth of all shares in the Company; c) acquisition of

 own shares shall be made in cash and at a price

within the applicable share price range at the time

of the acquisition

PROPOSAL #17.b: Authorizes the Board to resolve on            ISSUER            YES             FOR                  FOR

transfer of own shares on one or several occasions

during the period up to the AGM of 2011 in accordance

 with the following: a) transfer of own shares shall

be made either on NASDAQ OMX Stockholm or in another

manner; b) transfer of own shares may be made with

deviation from the shareholders' preferential rights;

 c) the maximum number of shares that may be

transferred shall be the total number of own shares

held by the Company at the time of the Board's

resolution  to transfer the shares; d) transfer of

shares shall be made at a price that shall be

determined in close connection with the shares'

quoted price at the time of the Board's resolution to

 transfer the shares; e) payment for the transferred

shares may be made in cash, by contribution in kind

or by set-off

PROPOSAL #17.c: Authorize the Board to resolve on              ISSUER            YES             FOR                  FOR

transfer of own shares on one or several occasions

during the period up to the AGM of 2011 in accordance

 with the following: a) transfer of own shares may be

 made on NASDAQ OMX Stockholm; b) no more than

310,000 shares may be transferred; and c) transfer of

 own shares shall be made for cash payment at a price

 that shall be determined in close connection with

the shares quoted price at the time of the Board's

resolution to transfer the shares

PROPOSAL #17.d: Approve the transfer of own shares in        ISSUER            YES             FOR                  FOR

 accordance with the following: a) no more than

240,000 shares may be transferred; b) entitled to

acquire the shares shall, with deviation from the

shareholders' preferential rights, be the persons

covered by LTI 2007 (the Participants), with right

for each of the Participants to acquire no more than

the maximum number of shares allowed under the terms

and conditions for LTI 2007; c) the Participants'

right to acquire shares is conditional upon the

fulfillment of all of the conditions set up in LTI

2007; d) the shares shall be transferred within the

time period and at the price set out in the terms and

 conditions of LTI 2007; CONTD

PROPOSAL #17.e: Approve transfer of own shares in              ISSUER            YES         AGAINST           AGAINST

accordance with the following: a) no more than

350,000 shares may be transferred; b) entitled to

acquire the shares shall, with deviation from the

shareholders' preferential rights, be the persons

covered by LTI 2010 (the New Participants), with

right for each of the New Participants to acquire no

more than the maximum number of shares allowed under

the terms and conditions for LTI 2010; c) the New

Participants' right to acquire shares is conditional

upon the fulfillment of all of the conditions set up

in LTI 2010; d) the shares shall be transferred

within the time period and at the price set out in

the terms and conditions of LTI 2010; CONTD

PROPOSAL #18.: Closing of the Meeting                                    ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HALFORDS GROUP PLC, REDDITCH, WORCESTERSHIRE

  TICKER:                  N/A                 CUSIP:   G4280E105

  MEETING DATE:      7/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements and the Director's and Auditor's reports

for the 52 weeks to 03 APR 2009

PROPOSAL #2.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the Directors Remuneration                ISSUER            YES             FOR                  FOR

Report

PROPOSAL #4.: Re-elect Bill Ronald as a Director, who        ISSUER            YES             FOR                  FOR

 retires by rotation

PROPOSAL #5.: Re-elect Nick Wharton as a Director,            ISSUER            YES             FOR                  FOR

who retires by rotation

PROPOSAL #6.: Re-elect Mr. Paul McClenaghan as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #7.: Re-appoint Dennis Millard as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Re-appoint David Wild as a Director               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #9.: Re-appoint KPMG LLP as the Auditor                ISSUER            YES             FOR                  FOR

PROPOSAL #10.: Authorize the Directors to determine          ISSUER            YES             FOR                  FOR

the remuneration of the Auditor

PROPOSAL #11.: Approve to renew the general authority        ISSUER            YES             FOR                  FOR

 to allot relevant securities

PROPOSAL #S.12: Approve to disapply statutory pre-             ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #S.13: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchase of its own shares

PROPOSAL #14: Authorize the Company to make political        ISSUER            YES             FOR                  FOR

 donations

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HALMA PLC

  TICKER:                  N/A                 CUSIP:   G42504103

  MEETING DATE:      7/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' report and the          ISSUER            YES             FOR                  FOR

Accounts and the Auditors' report on the Accounts

PROPOSAL #2.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the Remuneration report                      ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Mr. Richard A. Stone as a                ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #5.: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Grant authority to determine the                   ISSUER            YES             FOR                  FOR

Auditors' remuneration

PROPOSAL #7.: Grant authority to allot shares                      ISSUER            YES             FOR                  FOR

PROPOSAL #S.8: Approve to disapply of pre-emption              ISSUER            YES             FOR                  FOR

rights

PROPOSAL #S.9: Grant authority to purchase own shares        ISSUER            YES             FOR                  FOR

PROPOSAL #S.10: Approve the notice of general meetings      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HAMPSON INDUSTRIES PLC, BRIELEY WEST MIDLANDS

  TICKER:                  N/A                 CUSIP:   G42784143

  MEETING DATE:      9/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the reports of the            ISSUER            YES         AGAINST           AGAINST

Directors, the Auditors and financial statements for

the YE 31 MAR 2009

PROPOSAL #2.: Declare a final dividend of 1.6p per            ISSUER            YES             FOR                  FOR

share in respect of the YE 31 MAR 2009 payable on 09

OCT 2009 to shareholders on the register at close of

business on 11 SEP 2009

PROPOSAL #3.: Re-elect Mr. K.S. Ward as a Director,          ISSUER            YES         AGAINST           AGAINST

who retires by rotation in accordance with the

Company's Articles of Association

PROPOSAL #4.: Elect Mr. C.V. Geoghegan as a Director,        ISSUER            YES         AGAINST           AGAINST

 who retires by rotation in accordance with the

Company's Articles of Association

PROPOSAL #5.: Re-appoint KPMG Audit PLC as the                   ISSUER            YES         AGAINST           AGAINST

Auditor of the Company, to hold office until the

conclusion of the next general meeting at which the

accounts are laid before the Company and authorize

the Directors to fix their remuneration

PROPOSAL #6.: Approve the report on Directors'                   ISSUER            YES             FOR                  FOR

remuneration report for the YE 31 MAR 2009

PROPOSAL #7.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 in accordance with Section 80 of the Companies Act

1985, [in substitution for any authority to allot

relevant securities] to allot relevant securities

[Section 80 of the Companies Act 1985] up to an

aggregate nominal amount of GBP 13,219,583.00 [being

approximately 1/3rd of the current issued share

capital of the Company]; [Authority expires at the

earlier of the conclusion of the AGM of the Company

to be held in 2010 or 15 months]; and the Directors

to allot relevant securities after the expiry of this

 authority in pursuance of such an offer or agreement

 made prior to such expiry; to allot equity

securities [Section 94 of the said Act] in connection

 with a rights issue in favor of ordinary

shareholders where the equity securities respectively

 attributable to the interests of all ordinary

shareholders are proportionate [as nearly as may be]

to the respective numbers of ordinary shares held by

them up to an aggregate nominal amount of GBP

13,219,583.00; [Authority expires the earlier of the

conclusion of the AGM of the Company to be held in

2010]; and the Board may allot relevant securities

after the expiry of this authority in pursuance of

such an offer or agreement made prior to such expiry

or sell treasury shares in pursuance of such offers

or agreements as if the power conferred hereby had

PROPOSAL #S.8: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, subject to the passing of Resolution 7,

pursuant to Section 95 of the Companies Act 1985, to

allot equity securities [Section 94 of the said Act]

for cash pursuant to authority conferred by the

Resolution 7 and to sell relevant shares [Section 94

of the said Act] held by the Company as treasury

shares [Section 162A of the said Act] for cash as if

Section 89(1) of the said Act did not apply to any

such allotment or sale provided that this power shall

 be limited to allotments of equity securities and

the sale of its treasury shares: a) in connection

with a rights issue in favour of or general offer to

or open offer or other pre-emptive offer or a scrip

dividend alternative to shareholders; b) up to an

aggregate nominal value of GBP 1,982,937; [Authority

expires the earlier of the conclusion of the AGM of

the Company to be held in 2010 or 15 months]; and the

 Directors may allot equity securities after the

expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry or sell

treasury shares in pursuance of such offers or

agreements as if the power conferred hereby had not

PROPOSAL #S.9: Authorize the Company, for the purpose        ISSUER            YES             FOR                  FOR

 of Section 166 of the Act, to make 1 or more market

purchases [Section 163(3) of the Act] on the London

Stock Exchange of ordinary shares of up to an

aggregate nominal value of GBP 1,982,937 [being

approximately 5% of the issued ordinary share capital

 of the Company as at 28 JUL 2009] on such terms and

in such manner as the Directors may determine,

provided that: the maximum price [exclusive of

expenses] which may be paid for an ordinary share

shall be not more than: 5% above the average of the

market values for an ordinary share as derived from

the Official List for the 5 business days immediately

 preceding the date on which the ordinary share is

purchased; and the higher of the price of the last

independent trade and the highest current independent

 bid on the London Stock Exchange Trading System or

less than GBP 0.25 per ordinary share; and [Authority

 expires the earlier of the conclusion of the AGM of

the Company to be held in 2010 or 15 months]; the

Company, before the expiry, may make a contract to

purchase ordinary shares which will or may be

executed wholly or partly after such expiry

PROPOSAL #S.10: Amend, with effect from 01 OCT 2009,         ISSUER            YES             FOR                  FOR

the Articles of Association of the Company by

deleting all the provisions of the Company's

Memorandum of Association which, by virtue of the

Companies Act 2006, are to be treated as part of the

Company's Articles of Association; and the draft

regulations produced to the meeting and initialled by

 the Chairman for the purposes of identification be

adopted as the Articles of Association of the Company

 in substitution for and to the exclusion of all the

existing Articles of Association

PROPOSAL #11.: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to offer holders of its ordinary shares [excluding

any Member holding shares as treasury shares] the

right to elect to receive ordinary shares, credited

as fully paid up, instead of a cash dividend from

time to time or for such period as the Directors of

the Company may determine, all pursuant to the

provisions of Article 159 of the Company's Articles

of Association, as in force from time to time and on

such other terms and conditions as the Directors may

from time to time determine; [Authority expires at

the conclusion of the 5th AGM of the Company after

the date on which this resolution is passed]

PROPOSAL #12.: Approve that, as permitted by the EU          ISSUER            YES             FOR                  FOR

Shareholders' Rights Directive [2007/36/EC] any

general meeting of the Company [other than the AGM of

 the Company] shall be called by notice of at least

14 clear days in accordance with the provisions of

the Articles of Association of the Company;

[Authority shall expire at the conclusion of the AGM

to be held in 2010]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HAMPSON INDUSTRIES PLC, BRIELEY WEST MIDLANDS

  TICKER:                  N/A                 CUSIP:   G42784143

  MEETING DATE:      2/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize the Directors, without                     ISSUER            YES             FOR                  FOR

prejudice to the authority conferred on the Directors

 at the last AGM of the Company and in accordance

with Section 551 of the Companies Act, to allot

shares in the Company up to a nominal amount of GBP

30,000,000 for the purposes of the Capital Raising;

Authority expires at the conclusion of the AGM of the

 Company in 2010 ; and the Directors may allot shares

 after the expiry of this authority in pursuance of

such an offer or agreement made prior to such expiry

PROPOSAL #S.2: Authorize the Directors, subject to            ISSUER            YES             FOR                  FOR

and conditional upon the passing of Resolution 1,

without prejudice to the authority conferred on the

Directors at the last AGM of the Company and pursuant

 to Section 571 of the Companies Act, to allot equity

 securities  as defined in Section 560 1  of the

Companies Act  of the Company for cash, pursuant to

the authority granted pursuant to Resolution 1, as if

 Section 561 1  of the Companies Act did not apply to

 such allotment, provided that the authority

conferred by this resolution: is limited to the

allotment of equity securities of up to an aggregate

nominal amount of GBP 30,000,000 for the purposes of

the Capital Raising; CONTD.

PROPOSAL #3: Approve, subject to and conditional upon        ISSUER            YES             FOR                  FOR

 the passing of Resolution 1 and Resolution 2, the

terms of the Capital Raising, and authorize the

Directors to implement the Capital Raising on the

basis described in the Prospectus in connection with

the implementation of the Capital Raising

PROPOSAL #4: Approve, subject to and conditional upon        ISSUER            YES             FOR                  FOR

 the passing of Resolutions1, 2 and 3, the issue of

New Ordinary Shares in connection with the Capital

Raising for cash at an issue price of 50 pence per

share, which is a discount of 22.8% to the Closing

Price of 64.75 pence per share on the last Business

Day prior to announcement of the Capital Raising and

otherwise on the terms set out in the Prospectus

PROPOSAL #5: Approve, subject to and conditional upon        ISSUER            YES             FOR                  FOR

 the passing of Resolution 1, Resolution 2,

Resolution 3 and Resolution 4; the subscription by

Aberforth for 10,293,549 Firm Placed Shares pursuant

to the Firm Placing

PROPOSAL #6: Authorize the Directors, subject to and         ISSUER            YES             FOR                  FOR

conditional upon Admission having become effective

and in substitution for the allotment authority

conferred on the Directors at the last AGM of the

Company  but without prejudice to any, allotments

made pursuant to that authority , and in addition to

the amount set out in Resolution 1, in accordance

with Section 551 of the Companies Act, to allot

shares in the Company, and to grant rights to

subscribe for or to convert any security into shares

in the Company, up to a maximum nominal amount of GBP

 23,000,000;  Authority expires at the conclusion of

the AGM of the Company in 2010 ; and the Directors

may allot such shares or grant such rights after the

expiry of this authority in pursuance of such an

PROPOSAL #S.7: Authorize the Directors, subject to            ISSUER            YES             FOR                  FOR

and conditional upon the passing of Resolution 6 and

Admission having become effective and in substitution

 for the equivalent authority conferred on the

Directors at the last AGM of the Company  but without

 prejudice to any allotments made pursuant to that

authority  and pursuant to Section 570 of the

Companies Act, to allot equity securities  as defined

 in Section 560 1  of the Companies Act  of the

Company for cash pursuant: to the authority conferred

 on the Directors pursuant to Resolution 6, and

pursuant to Section 573 of the Companies Act, to sell

 ordinary shares  as defined in Section 560 of the

Companies Act  held by the Company as treasury shares

  as defined in Section 724 of the Companies Act

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANA MICROELECTRONICS PUB LTD

  TICKER:                  N/A                 CUSIP:   Y29974162

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to certify the minutes of the            ISSUER            YES             FOR                  FOR

AGM of shareholders No. 16/2009 held on 30 APR 2009

PROPOSAL #2: Acknowledge the Company's performance            ISSUER            YES             FOR                  FOR

for the year 2009

PROPOSAL #3: Approve the balance sheet and the profit        ISSUER            YES             FOR                  FOR

 and loss statements for the fiscal period ended 31

DEC 2009

PROPOSAL #4: Approve the declaration of dividend                ISSUER            YES             FOR                  FOR

payment for the year 2009

PROPOSAL #5: Appointment of Directors in place of              ISSUER            YES             FOR                  FOR

those retired by rotation

PROPOSAL #6: Approve the Director's remuneration for         ISSUER            YES             FOR                  FOR

the year 2010

PROPOSAL #7: Appointment of the External Auditors of         ISSUER            YES             FOR                  FOR

the Company for the year 2010 and fix the remuneration

PROPOSAL #8: Amend the Company's objective                           ISSUER            YES             FOR                  FOR

PROPOSAL #9: Other business  if any                                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANATOUR SVC INC

  TICKER:                  N/A                 CUSIP:   Y2997Y109

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 17th balance sheet, income          ISSUER            YES             FOR                  FOR

statement and the proposed disposition of retained

earning

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Election of Jungwoo Byun as a Outside         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.2: Election of Jangsuk Han as a Outside          ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.3: Election of Kihong Park as a Outside          ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #4.1: Election of Jungwoo Byun as a Audit            ISSUER            YES             FOR                  FOR

Committee Member

PROPOSAL #4.2: Election of Jangsuk Han as a Audit              ISSUER            YES         AGAINST           AGAINST

Committee Member

PROPOSAL #4.3: Election of Kihong Park as a Audit              ISSUER            YES         AGAINST           AGAINST

Committee Member

PROPOSAL #5: Approve the remuneration limit for the          ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #6: Amend the Retirement Benefit Plan for            ISSUER            YES         AGAINST           AGAINST

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANDSOME CORP, SEOUL

  TICKER:                  N/A                 CUSIP:   Y3004A118

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

exepected divdend and ratio: KRW 240 per 1 share

PROPOSAL #2: Approve the remuneration for the Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the remuneration for the Auditor        ISSUER            YES             FOR                  FOR

PROPOSAL #4: Amend the Articles of Incorporation                ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANFENG EVERGREEN INC

  TICKER:                  N/A                 CUSIP:   410347108

  MEETING DATE:      11/12/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect Messrs. Robert J. Beutel, Joni R.        ISSUER            YES             FOR                  FOR

 Paulus, Paul D. Davis, Lei Li, Andrew K. Mittag,

David Thomson, Joanne Yan and Xinduo Yu as the

PROPOSAL #2.: Re-appoint KPMG LLP, Chartered                       ISSUER            YES             FOR                  FOR

Accountants, as the Auditors of the Corporation to

hold office until the next annual meeting of

shareholders and authorize the Directors to fix their

 remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANGZHOU STEAM TURBINE CO LTD

  TICKER:                  N/A                 CUSIP:   Y30436102

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2009 work report of the              ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #2.: Approve the 2009 work report of the              ISSUER            YES             FOR                  FOR

Supervisory Committee

PROPOSAL #3.: Approve the 2009 financial report                  ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve the 2009 Profit Distribution            ISSUER            YES             FOR                  FOR

Plan are as follows: 1) cash dividend/10 shares (Tax

included): CNY 4.0000; 2) bonus issue from profit

(share/10 shares): 3.00; and 3) bonus issue from

capital reserve (share/10 shares): none

PROPOSAL #5.: Approve the 2009 annual report and its         ISSUER            YES             FOR                  FOR

abstract

PROPOSAL #6.: Approve the amount of 2009 and                       ISSUER            YES         AGAINST           AGAINST

estimated amount of 2010 continuing connected

PROPOSAL #7.: Approve the 2009 work evaluation of              ISSUER            YES             FOR                  FOR

Audit Firm and re-appoint 2010 Audit Firm

PROPOSAL #8.: Election of the Supervisor                              ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Election of the Director candidates and        ISSUER            YES             FOR                  FOR

 the Independent Director candidates

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANIL CEMENT CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y3050K101

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement Balance         ISSUER            YES             FOR                  FOR

Sheet, Income statement, the proposed disposition of

retained earning

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Kiho Huh, Insang Won as the         ISSUER            YES             FOR                  FOR

Executive Directors, Seungdu Baek as

PROPOSAL #4: Approve the limit of remuneration for            ISSUER            YES         AGAINST           AGAINST

the Directors

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES         AGAINST           AGAINST

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANJIN HEAVY IND & CONST HOLDINGS CO LTD

  TICKER:                  N/A                 CUSIP:   Y3053D104

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 48th Balance statement,                ISSUER            YES             FOR                  FOR

Income statement and the proposed disposition of

retained earning

PROPOSAL #2: Amend the Articles of Association as              ISSUER            YES             FOR                  FOR

specified

PROPOSAL #3: Election of Directors: candidates: Susin        ISSUER            YES         AGAINST           AGAINST

 Lee  External  Suyoung Lee and

PROPOSAL #4: Election of Suyoung Lee, Myoungkeon Ryu         ISSUER            YES             FOR                  FOR

as the Audit Committee Members

PROPOSAL #5: Approve the remuneration limit of set of        ISSUER            YES             FOR                  FOR

 severance payment for the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANJIN TRANSPORTATION CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y3054B107

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the partial amendment to                   ISSUER            YES         AGAINST           AGAINST

Articles of incorporation

PROPOSAL #3.: Election of one outside Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Election of Auditors                                         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #6.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANKUK ELECTRIC GLASS CO LTD, KUMI

  TICKER:                  N/A                 CUSIP:   Y3060A101

  MEETING DATE:      12/21/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the capital reduction with                ISSUER            YES             FOR                  FOR

compensation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANKUK ELECTRIC GLASS CO LTD, KUMI

  TICKER:                  N/A                 CUSIP:   Y3060A101

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Elect Messrs Kobayashi Yoshinori,                 ISSUER            YES             FOR                  FOR

Kwangho Yoon Iwai Kazuo, Kawahara Kaznobu,

PROPOSAL #3.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #4.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANMI PHARMACEUTICAL CO LTD, HWASONG

  TICKER:                  N/A                 CUSIP:   Y3061Z105

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of Seonggi Lim, Gwansun Lee              ISSUER            YES             FOR                  FOR

Jongsu Woo (External)Seongsu Ko, Jiyong Jang as a

Director

PROPOSAL #3: Election of Seongsu KO and Jiyong Jang          ISSUER            YES             FOR                  FOR

as the Member of Audit Committee who is External

PROPOSAL #4: Approve the remuneration for the Director      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANMI PHARMACEUTICAL CO LTD, HWASONG

  TICKER:                  N/A                 CUSIP:   Y3061Z105

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the spin-off                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to                     ISSUER            YES         AGAINST           AGAINST

Articles of Incorporation

PROPOSAL #3: Election of the Directors, candidates:          ISSUER            YES             FOR                  FOR

Sung Gi Im, Jong Yoon Im, Chan Seop Kim; External

Director candidtates: Jong Gu lee

PROPOSAL #4: Election of the Auditors, candidates:            ISSUER            YES             FOR                  FOR

Cheol Bu Im

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANSOL PAPER CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y3063K106

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Approve the remuneration for Director             ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANWA CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J18774166

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANWHA NON-LIFE INSURANCE CO LTD

  TICKER:                  N/A                 CUSIP:   Y7472M108

  MEETING DATE:      10/8/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the contract of merger and                ISSUER            YES         AGAINST           AGAINST

acquisition

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANWHA NON-LIFE INSURANCE CO LTD

  TICKER:                  N/A                 CUSIP:   Y7472M108

  MEETING DATE:      2/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the partial amendment to                   ISSUER            YES         AGAINST           AGAINST

Articles of Incorporation

PROPOSAL #2.: Elect Cheoshin Kwon, Kwanghoon Lee,              ISSUER            YES             FOR                  FOR

Sungjo Lee, Jichul Oh, Byungdoo Sohn and Siryong Park

 as the Directors

PROPOSAL #3.: Elect Sungjo Lee as the Member of Audit        ISSUER            YES             FOR                  FOR

 Committee who is an Internal Director

PROPOSAL #4.: Elect Byungdu Sohn, Siryong Park as the        ISSUER            YES             FOR                  FOR

 Members of Audit Committee who is the External

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANWHA NON-LIFE INSURANCE CO LTD

  TICKER:                  N/A                 CUSIP:   Y7472M108

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 65th financial statement,            ISSUER            YES             FOR                  FOR

i/s, and the proposed disposition of retained earning

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Geon Ho Joe as External                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Approve the remuneration limit of                   ISSUER            YES         AGAINST           AGAINST

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HANWHA SECURITIES CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y2562Y104

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Election of Director, candidate: Myeong         ISSUER            YES             FOR                  FOR

Seob Lee

PROPOSAL #4: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HARGREAVES LANSDOWN PLC, BRISTOL

  TICKER:                  N/A                 CUSIP:   G43940108

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Directors and        ISSUER            YES             FOR                  FOR

 the audited financial statements for the YE 30 JUN

PROPOSAL #2.: Approve the report of the Directors on         ISSUER            YES         AGAINST           AGAINST

remuneration for the YE 30 JUN 2009, as specified on

pages 28 to 32 of the 2009 annual report

PROPOSAL #3.: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES             FOR                  FOR

 to the Company to hold office until the conclusion

of the next AGM at which financial statements are

laid before the Company and authorize the Directors

to determine their remuneration

PROPOSAL #4.: Elect Ms. Tracey Taylor as Group                   ISSUER            YES         AGAINST           AGAINST

Finance Director, who retires in accordance with

Article 87 of the Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. Jonathan Bloomer as a Non-        ISSUER            YES         AGAINST           AGAINST

Executive Director of the Company, who retires in

accordance with Article 92 of the Company's Articles

of Association

PROPOSAL #6.: Re-elect Mr. Michael Evans as a Non-             ISSUER            YES         AGAINST           AGAINST

Executive Director and the Non-Executive Chairman of

the Company, who retires in accordance with Article

92 of the Company's Articles of Association

PROPOSAL #S.7: Authorize the Company, for the purpose        ISSUER            YES             FOR                  FOR

 of Section 701 of the Companies Act 2006 [the Act]

to make one or more market purchases [Section 693(4)

of the Act] of up to 47,431,862 [representing 10% of

the Company's issued ordinary share capital],

ordinary shares of 0.4 pence each in the capital of

the Company, at a minimum price of 0.4 pence per

share [exclusive of expenses] and up to 5% of the

average middle market quotations for such shares

derived from the London Stock Exchange Daily Official

 List, over the previous 5 business days; [Authority

expires at the conclusion of the Company's next AGM];

 the Company may make a contract or contracts to

purchase ordinary shares under the authority hereby

conferred prior to the expiry of such authority which

 will or may be executed wholly or partly after the

expiry of such authority and may make a purchase of

ordinary shares in pursuance of any such contract or

PROPOSAL #8.: Authorize the Directors, in                            ISSUER            YES             FOR                  FOR

substitution for all existing authorities, to the

extent unused, pursuant to Section 551 of the

Companies Act 2006 to allot shares and to grant

rights to subscribe for or convert any security into

shares in the Company up to an aggregate nominal

amount [Sections 551(3) of the Act] of GBP

202,725.50; [Authority expires at the conclusion of

the Company's next AGM]; save that the Company may

make an offer or agreement before such expiry which

would or might require relevant securities to be

allotted after this authority has expired and the

Directors may allot relevant securities in pursuance

of such an offer or agreement as if the authority

PROPOSAL #S.9: Authorize the Directors, subject to            ISSUER            YES             FOR                  FOR

the passing of Resolution 8, pursuant to Section 570

of the Companies Act 2006 to allot equity securities

[Section 560 of the Act] wholly for cash pursuant to

the authority conferred by Resolution 8 as if Section

 561 (1) of the Act did not apply to the allotment

provided that this power shall be limited to the

allotment of equity securities for cash; a) in

connection with or pursuant to an offer or invitation

 in favour of holders of ordinary shares; and b) in

the case of the authority granted under Resolution 8,

 and otherwise pursuant to this resolution, for cash

up to an aggregate nominal amount of GBP 94,863.72;

[Authority expires at the conclusion of the next AGM

of the Company]; save that the Company may make an

offer or agreement before this authority has expired

which would or might require equity securities to be

allotted after this authority has expired and the

Directors may allot equity securities in pursuance of

 such an offer or agreement as if the power conferred

 hereby had not expired

PROPOSAL #10.: Approve and adopt the Hargreaves                 ISSUER            YES             FOR                  FOR

Lansdown Save as You Earn Scheme [the SAYE Scheme],

the main features of which are specified in Appendix

1 and a copy of the rules of which is produced to the

 meeting and initialled by the chairman for the

purposes of identification and authorize the

Company's Board to do all acts and things which it

considers necessary or desirable to carry the same

into effect and to maintain the scheme

PROPOSAL #11.: Approve and adopt the 2009 Library              ISSUER            YES             FOR                  FOR

Information Services Limited Share Option Scheme [the

 LIS Option Scheme], the main features of which are

specified in Appendix 2 and a copy of the rules of

which is produced to the meeting and initialled by

the chairman for the purposes of identification and

authorize the Company's Board to do all acts and

things which it considers necessary or desirable to

carry the same into effect and to maintain the scheme

PROPOSAL #12.: Approve and adopt the 2009 Executive          ISSUER            YES             FOR                  FOR

Joint Share Ownership Plan [the JSOP], the main

features of which are specified in Appendix 3 and

incorporated within a pro-forma joint share ownership

 deed both of which are produced to the meeting and

initialled by the chairman for the purposes of

identification and authorize the Company's Board to

do all acts and things which it considers necessary

or desirable to carry the same into effect and to

maintain the scheme

PROPOSAL #S.13: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 Companies Act 2006, are to be treated

as provisions of the Company's Articles of

Association; and adopt the Articles of Association

produced to the meeting and initialed by the chairman

 of the meeting for the purpose of identification as

the Articles of Association of the Company in

substitution for, and to the exclusion of, the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HARRY WINSTON DIAMOND CORP

  TICKER:                  N/A                 CUSIP:   41587B100

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive the audited consolidated                ISSUER             NO              N/A                  N/A

financial statements of the Corporation for the FYE

31 JAN 2010, together with the report of the Auditors

 thereon

PROPOSAL #1.1: Election of Matthew W. Barrett as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Election of Thomas M. Boehlert as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of Micheline Bouchard as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of Robert A. Gannicott as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of Noel Harwerth as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Election of Daniel Jarvis as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Election of Laurent E. Mommeja as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.8: Election of  J. Roger B. Phillimore as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #2: Re-appointment of KPMG LLP, Chartered            ISSUER            YES             FOR                  FOR

Accountants, as Auditors of the Corporation and the

authorization of the Directors to fix their

remuneration

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HASTIE GROUP LTD

  TICKER:                  N/A                 CUSIP:   Q44750109

  MEETING DATE:      10/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

FYE 30 JUN 2009

PROPOSAL #2.: Re-elect Mr. Harry Boon as a Director,         ISSUER            YES             FOR                  FOR

who retires in accordance with Rule 6.1(f) of the

Company's Constitution

PROPOSAL #3.: Re-elect Mr. David Martin as a                       ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Rule 6.1(f)

of the Company's Constitution

PROPOSAL #4.: Approve, the purposes of Listing Rule          ISSUER            YES             FOR                  FOR

10.14, the grant of Performance Rights to Mr. David

Harris, the Group Managing Director and Chief

Executive Director under the terms of the Company's

Performance Rights Plan [the Plan] and the issue of

fully paid ordinary shares in the Company upon the

exercise of such of those Performance Rights which

vest [in accordance with the Plan rules upon the

satisfaction with the Plan rules upon the

satisfaction of the applicable performance and

service vesting conditions]

PROPOSAL #5.: Approve, for the purposes of Listing            ISSUER            YES             FOR                  FOR

Rule 10.14, the grant of Performance Rights to Mr.

Christopher Woodward, the Finance Director, under the

 terms of the Company's Performance Rights Plan [the

Plan] and the issue of fully paid ordinary shares in

the Company upon the exercise of such of those

Performance Rights which vest [in accordance with the

 Plan rules upon the satisfaction with the Plan rules

 upon the satisfaction of the applicable performance

and service vesting conditions]

PROPOSAL #6.: Approve, for the purposes of Listing            ISSUER            YES             FOR                  FOR

Rule 7.4 and for all other purposes, the issue and

allotment of 25,080,478 fully paid ordinary shares in

 the capital of the Company at an issue price of AUD

1.15 per share under an institutional placement on 02

 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HAVAS, 2 ALLEE DE LONGCHAMP SURESNES

  TICKER:                  N/A                 CUSIP:   F47696111

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual financial statements         ISSUER            YES             FOR                  FOR

for the FY 2009

PROPOSAL #2: Approve the consolidated financial                 ISSUER            YES             FOR                  FOR

statements for the FY 2009

PROPOSAL #3: Approve the allocation of income                      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the setting of the attendance            ISSUER            YES             FOR                  FOR

allowances for 2010

PROPOSAL #5: Approve the Agreements pursuant to                 ISSUER            YES             FOR                  FOR

Article L.225-38 of the Commercial Code

PROPOSAL #6: Approve the renewal of Mr. Pierre                   ISSUER            YES             FOR                  FOR

LESCURE's term as Board member

PROPOSAL #7: Approve the renewal of Mr. Leopoldo                ISSUER            YES         AGAINST           AGAINST

RODES CASTANE's term as Board member

PROPOSAL #8: Approve the renewal of Mr. Patrick                 ISSUER            YES             FOR                  FOR

SOULARD's term as Board member

PROPOSAL #9: Appointment of Mr. Yannick BOLLORE as            ISSUER            YES         AGAINST           AGAINST

Board member

PROPOSAL #10: Appointment of Mr. Michel Bonhomme as a        ISSUER            YES             FOR                  FOR

 substitute Statutory Auditor, who

PROPOSAL #11: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

acquire shares of the Company

PROPOSAL #12: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

reduce the capital by cancellation of previously

purchased shares under a program of buyback of shares

PROPOSAL #13: Authorize the Board of Directors to              ISSUER            YES         AGAINST           AGAINST

decide to increase the share capital by issuing -

with preferential subscription rights - shares and/or

 securities giving access to the capital of the

Company and to decide to issue securities entitling

to the allotment of debt securities

PROPOSAL #14: Authorize the Board of Directors to              ISSUER            YES         AGAINST           AGAINST

increase capital by issuing shares or securities

giving access to the capital of the Company and to

issue securities entitling to the allotment of debt

securities, without preferential subscription rights

of the shareholders as part of an exchange public

PROPOSAL #15: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

decide to increase capital by incorporation of

premiums, reserves, profits or other funding

PROPOSAL #16: Authorize the Board of Directors to              ISSUER            YES         AGAINST           AGAINST

increase the share capital within the limit of 10%,

as remuneration for the contributions in kind

consisting of equity securities or securities giving

access to the capital

PROPOSAL #17: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

increase the share capital in favor of members of a

Company Saving Plan

PROPOSAL #18: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

increase the share capital in favor of a category of

beneficiaries

PROPOSAL #19: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

grant options to subscribe for shares

PROPOSAL #20: Approve the powers for the formalities         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HCL INFOSYSTEMS LTD

  TICKER:                  N/A                 CUSIP:   Y3119E138

  MEETING DATE:      9/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors                 ISSUER            YES         AGAINST           AGAINST

[hereinafter referred to as the Board which shall be

deemed to include any Committee thereof, constituted

or to be constituted to exercise its powers] pursuant

 to the provisions of Section 81(1A) and other

applicable provisions, if any of the Companies Act,

1956 [including any amendment thereto or re-enactment

 thereof], the provisions of the Securities and

Exchange Board of India [Disclosure and investor

Protection] Guidelines, 2000, as amended from time to

 time and such other statuettes, notifications,

clarifications, circulars, rules and regulations as

may be applicable and relevant, as amended from time

to time and issued by the Government of India [the

'GOI], the Reserve Bank of India ['RBI], the Foreign

Investment Promotion Board [the 'FIPB'], the

Securities and Exchange Board of India [the 'SEBI'],

Stock exchanges and any other appropriate

authorities, institutes or bodies, as may be

applicable and in accordance with the enabling

provisions of the Memorandum and Articles of

Association of the Company and the Listing Agreements

 entered into by the Company with each of the Stock

Exchanges where the Equity Shares of the Company are

listed, and subject to such approvals, consents,

permissions and sanctions, which may be agreed

/accepted to by the Board of Directors to create,

offer, issue, and allot from time to time, in one or

more trenches in the course of domestic and/or

international offerings and/or Qualified institution

Placement ['QIP'], in one or more foreign markets or

domestic markets, to domestic institutions, foreign

institutions, non-resident Indians, Indian public

companies, corporate bodies, mutual funds, banks,

insurance companies, pension funds, individuals,

Qualified Institutional Buyers or other persons or

entities, whether Shareholders of the Company or not,

 through a public issue and/or on a private placement

 basis and for Qualified Institutions Placement

within the meaning of Chapter XIII-A of the SEBI

Guidelines and/or any other kind of public issue

and/or private placement or through a combination of

the foregoing as may be permitted under applicable

law from time to time, with or without an over

allotment/green shoe option, equity Shares, secured

or unsecured Debentures, Bonds, Warrants or any other

 securities whether convertible into equity shares or

 not, including, but not limited to, Foreign Currency

 Convertible Bonds ['FCCB'], optionally Convertible

Debentures ['OCDs'], Bonds with Share warrants

attached, Global Depositary Receipts ['GDRs'],

American Depositary Receipts ['ADRs'] or any other

equity related instrument of the Company or a

combination of the foregoing including but not

limited to a combination of Equity Shares and/or any

other' securities whether convertible into Equity

Shares or not (hereinafter referred to as

'securities'] for a value not exceeding INR 500

Crores (with an option to retain up to INR 25 Crores

from the excess subscriptions received) inclusive of

PROPOSAL #S.2: Authorize Board [including any                     ISSUER            YES             FOR                  FOR

committee which the Board may have constituted or

hereinafter constitute to exercise its powers

including the powers conferred by this resolution]

pursuant to the provisions of Section 81 (1A) and all

 other applicable provisions if any, of the Companies

 Act, 1956 [including any amendment thereto or re-

enactment thereof], and in accordance with the

enabling provisions of the Memorandum and Articles of

 Association of the Company, the provisions of

Chapter XIII of the Securities and Exchange Board of

India [Disclosure and Investor Protection]

Guidelines, 2000, as amended from time to time,

['SEBI Guidelines'] and other applicable Rules,

Regulations and Guidelines, it any, prescribed by the

 Securities and Exchange Board of India ['the SEBI'],

 the Reserve Bank of India (the 'RBI'), Stock

Exchanges and/or any other regulatory authorities and

 in terms of the listing agreements entered into by

the Company with the Stock Exchanges where the shares

 of the Company are listed, and to create, offer,

issue allot and deliver Warrants, not exceeding INR

322 Crores, convertible into equity shares, in one or

 more tranches, inclusive to such premium as may be

finalized by the Board or Committee to the following

Promoters of the Company [who have not sold their

shares in the Company during the 6 months period

prior to the relevant date] pursuant to a

preferential issue [the 'Warrants'] through such

documents/writings in such manner and on such price,

terms and conditions as may be determined by the

Board or Committee in accordance with Chapter XIII of

 the SEBI Guidelines or other provisions of

applicable law as may be prevailing at such time

provided that the price of the resultant shares

[pursuant to exercise of the Warrants issued] shall

not be less than the price arrived at in accordance

with the provisions of Chapter XIII of the SEBI

Guidelines as specified; that the issue of Warrants

shall be on the terms and conditions given herein

below: the Warrant Holders shall be required to pay

an amount equivalent to at least 25% of the price

fixed for the Warrants on the date of their

allotment, which amount shall be adjusted against the

 price payable subsequently by the Warrant Holders

for acquiring the shares upon exercise of the

Warrants the relevant date for determination of the

price of the resultant shares [pursuant to exercise

of the Warrants issued] is 24 AUG 2009, which is a

date 30 days prior to the date on which the meeting

of the general body of the Company's shareholder is

scheduled to be held for obtaining their approval for

 the issuance of the Warrants, in accordance with the

 provisions of the SEBI Guidelines the recognized

stock exchange for the purposes of determining the

minimum price of the resultant equity shares

[pursuant to exercise of the Warrants issued] in

accordance with the provisions of Chapter XIII of the

 SEBI Guidelines will be National Stock Exchange of

India, Mumbai, which is the stock exchange in which

PROPOSAL #S.3: Approve, pursuant to provisions of              ISSUER            YES             FOR                  FOR

Sections 198, 309 and other applicable provisions, if

 any of the Companies Act, 1956, and subject to the

approval/consent of such appropriate authorities as

may be required, consent of the shareholders to

payment remuneration to the Directors of the Company

other than the whole-time Directors, by way of

commission up to an overall limit of 1% of the net

profits of the Company for each FY and subject to

such overall ceilings as may be determined from time

to time by the Board of Directors, in such proportion

 and in such manner as may be determined by the Board

 of Directors in its absolute discretion and such

remuneration shall be in addition to the remuneration

 payable as otherwise provided under the Companies

Act, 1956

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HCL INFOSYSTEMS LTD

  TICKER:                  N/A                 CUSIP:   Y3119E138

  MEETING DATE:      10/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited         ISSUER            YES             FOR                  FOR

balance sheet of the Company as at 30 JUN 2009, the

profit and loss account for the FYE on that date and

the reports of the Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Mr. Ajay Chowdhry as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. S. Bhattacharya as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Ms. Anita Ramachandran as a         ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Re-appoint M/s. Price Waterhouse,                 ISSUER            YES             FOR                  FOR

Chartered Accountants as the Auditors, until the

conclusion of the next AGM and approve to fix their

remuneration

PROPOSAL #7.: Approve, pursuant to Sections 198, 309,        ISSUER            YES             FOR                  FOR

 310, Schedule XIII and other applicable provisions,

if any, of the Companies Act, 1956, the payment of

enhanced remuneration to Mr. Ajai Chowdhry, Chairman

and Chief Executive Officer, with effect from 01 JUL

2009 as recommended by the Employees Compensation and

 Employees Satisfaction Committee as specified

PROPOSAL #8.: Approve, pursuant to Sections 198, 309,        ISSUER            YES             FOR                  FOR

 310, Schedule XIII and other applicable provisions,

if any, of the Companies Act, 1956, the payment of

enhanced remuneration to Mr. J.V. Ramamurthy, Whole-

time Director and Chief Operating Officer, with

effect from 01 JUL 2009 as recommended by the

Employees Compensation and Employees Satisfaction

Committee as specified

PROPOSAL #9.: Appoint Mr. Nikhil Sinha as a Director         ISSUER            YES             FOR                  FOR

of the Company, with office term subject to

retirement by rotation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HEADLAM GROUP PLC

  TICKER:                  N/A                 CUSIP:   G43680100

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the annual report and         ISSUER            YES             FOR                  FOR

the Accounts, the Director's report and the

Independent Auditor's report for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009 of 7.30 pence per ordinary share

PROPOSAL #3: Re-election of Graham Waldron as the              ISSUER            YES         AGAINST           AGAINST

Director, Who retires by rotation in accordance with

the Company's Articles

PROPOSAL #4: Re-election of Dick Peters as the                   ISSUER            YES         AGAINST           AGAINST

Director, Who retires by rotation in accordance with

the Company's Articles

PROPOSAL #5: Re-appoint KPMG Audit PLC as the                     ISSUER            YES             FOR                  FOR

Independent Auditor of the Company from the

conclusion of the meeting until the conclusion of the

 next general meeting at which accounts are laid

before the shareholders

PROPOSAL #6: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 Independent Auditors' remuneration

PROPOSAL #7: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #8: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

pursuant to Section 551 of the Companies Act 2006

the Act  to allot shares in the Company, and to grant

 rights to subscribe for or to convert any security

into shares in the Company, up to an aggregate

nominal amount of GBP 1,122,500 for a period of

expiring  unless previously renewed varied or revoked

 by the Company in general meeting  at the end of

the 2011 AGM  or, if earlier, at the close of

business on 30 JUN 2011 , and save that the Company

may before such expiry make an offer or agreement

which would or might require shares to be allotted,

or rights to subscribe for or to convert any security

 into shares to be granted, after expiry of this

authority and the Directors may allot shares and

grant rights in pursuance of any such offer or

agreement as if this authority had not expired; CONT

PROPOSAL #CONT: CONT subject to this resolution, all         ISSUER             NO              N/A                  N/A

existing authorities given to Directors pursuant to

Section 80 of the Companies Act 1985  the 1985 Act

be revoked by this resolution; and this resolution

shall be without prejudice to the continuing

authority of the Directors to allot shares  or

relevant securities, as that term is defined in the

1985 Act  to grant rights to subscribe for or to

convert any security into shares  or relevant

securities , pursuant to an offer or agreement made

by the Company before the expiry of the authority

pursuant to which such offer or agreement was made

PROPOSAL #S.9: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, subject to passing of resolution 8 in this

notice of AGM  notice  and in place of all existing

powers given to he Directors pursuant to Section 95

of the 1985 Act, pursuant to Section 570 and 573 of

the Act to allot equity securities  as defined in the

 Section 560 of the Act  for cash, pursuant to the

authority conferred by resolution 11 in this notice,

as if Section 561 of the Act did not apply to the

allotment, this power: expires  unless previously

renewed, varied or revoked by the Company in general

meeting  at the end of  the 2011 AGM if passed  or,

if earlier, at the close of business on 30 JUN 2011

,save that the Company may before such expiry, make

an offer or agreement which would or might require

equity securities to be allotted, after such expiry

PROPOSAL #CONT: CONT the Directors may allot equity          ISSUER             NO              N/A                  N/A

securities in pursuance of any such offer or

agreement as if the power had not expired; and  i

the allotment of equity securities in connection with

 an issue to holders of ordinary shares of 5 pence in

 the capital of the Company in proportion  as nearly

as may be practicable  to their existing holdings and

 to people who hold other equity securities, if this

is required by the rights of those securities and so

that the Directors may impose any limits or

restrictions and make any arrangements which they

consider necessary or appropriate to deal with

treasury shares, fractional entitlements, record

dates, legal, regulatory or practical problems in, or

 under the laws of, any territory or any other

matter; and  ii  the allotment of equity securities

for cash otherwise than pursuant to this CONT

PROPOSAL #CONT: CONT resolution up to an aggregate            ISSUER             NO              N/A                  N/A

nominal amount of GBP 213,000; this power applies in

relation to a sale of shares which is an allotment of

 equity securities by virtue of Section 560 3  of the

 Act as if, in the first paragraph of this

resolution, the words pursuant to the authority

conferred by resolution 8 in this notice were omitted

PROPOSAL #S.10: Authorize the Directors of the                   ISSUER            YES             FOR                  FOR

Company for the purposes of Section 701 of the Act to

 make one or more market purchases  within the

meaning of Section 693 4  of the Act  of ordinary

shares of 5 pence in the capital of the Company

provided that:  a  the maximum number of ordinary

shares which may be purchased is GBP 8,536,000;  b

the minimum price  exclusive of expenses which may be

 paid for an ordinary share is 5 pence;  c  the

maximum price exclusive of expenses   which may be

paid for each ordinary share is the higher of  i  an

amount equal to105% of the average of the middle

market quotations of an ordinary share of the Company

 as derived from the London Stock Exchange Daily

official list for the 5 business days immediately

preceding the day on which the share is contracted to

 be purchased; and  ii an amount equal to CONT

PROPOSAL #CONT: CONT the higher of the price of the          ISSUER             NO              N/A                  N/A

last independent trade of an ordinary share and the

highest current independent bid for an ordinary share

 as derived from the London Stock Exchange Trading

System; and  d  the authority conferred by this

resolution shall expire at the conclusion of the 2011

 AGM or, if earlier, at the close of the business on

30 JUN 2011  except in relation to the purchase of

shares the contract for which was made before the

expiry of this authority and which might be concluded

 wholly or partly after such expiry

PROPOSAL #S.11: Authorize the Company to hold general        ISSUER            YES             FOR                  FOR

 meetings  other than AGM  on 14 days clear notice

from the date of passing of this resolution, provided

 that the Authority expires the earlier at the

conclusion of the AGM of the Company to be held in

2011 or 30 JUN 2011

PROPOSAL #S.12: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company's Memorandum of Association  Memorandum

which, by virtue of section 28 of the Act, are to be

treated as provisions of the Company's Articles of

Association; and the Articles of Association produced

 to the AGM and initialled by the Chairman of the AGM

 for the purposes of Identification be adopted as the

 Articles of Association of the Company  the New

Articles  in substitution for, and to the exclusion

of, the existing Articles of Association  the Current

 Articles

PROPOSAL #S.13: Authorize the remuneration committee         ISSUER            YES             FOR                  FOR

to adopt the amendments to the Headlam Group Co-

Investment Plan 2008  the Co-Investment Plan  shown

in the version of the Co-Investment Plan rules which

has been produced to the meeting and initialled by

the Chairman  for the purposes of identification  and

 a summary of the main provisions of which amendments

 is set out in the explanatory notes on page 111 and

to do all such acts and things as may be necessary or

 expedient to give effect to the same

PROPOSAL #S.14: Authorize the remuneration committee         ISSUER            YES             FOR                  FOR

to adopt the amendments to the Headlam Group

Performance Share Plan 2008  the Performance Share

Plan  shown in the version of the Performance Share

Plan rules which has been produced to the meeting and

 initialled by the Chairman  for the purposes of

identification and a summary of the main provisions

of which amendments is set out in the explanatory

notes on page 111 and to do all such acts and things

as may be necessary or expedient to give effect to

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HEALTHSCOPE LTD

  TICKER:                  N/A                 CUSIP:   Q4557T107

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the reports of the Directors            ISSUER             NO              N/A                  N/A

and the Auditor and the financial report of the

Company for the YE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report [which            ISSUER            YES             FOR                  FOR

forms part of the Directors report] for the YE 30 JUN

 2009

PROPOSAL #3.a: Elect Mr. E. Dodd as a Director of the        ISSUER            YES             FOR                  FOR

 Company

PROPOSAL #3.b: Re-elect Dr. Z.E. Switkowski as a                ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #4.: Approve, under and for the purposes of         ISSUER            YES             FOR                  FOR

ASX Listing Rule 10.14 and for all other purposes, to

 grant Managing Director of the Company, Mr. Bruce

Dixon, of 196,409 Performance Rights, under the

Healthscope Executive Performance Rights Plan on the

terms as specified

PROPOSAL #S.5: Amend the constitution of Healthscope         ISSUER            YES             FOR                  FOR

Limited by inserting new Rule 6.4, relating to

proportional takeover bids, on identical terms to

Rule 6.4 which applied until 23 OCT 2009

PROPOSAL #6.: Approve and ratify, for all purposes            ISSUER            YES             FOR                  FOR

[including for the purposes of ASX Listing Rules 7.1

and 7.4], to issue by the Company on 02 SEP 2009 of

32,558,140 fully paid ordinary shares at an issue

price of AUD 4.30 per share pursuant to an

institutional placement on the terms and conditions

as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HEIDELBERGER DRUCKMASCHINEN AG, HEIDELBERG

  TICKER:                  N/A                 CUSIP:   D3166C103

  MEETING DATE:      7/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2008/2009 FY

with the report of the Supervisory Board, the group

financial statements, the group annual report, and

the reports pursuant to Sections 289(4) and 315(4) of

 the German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER             NO              N/A                  N/A

distribution profit of EUR 50,527,874.47 as follows:

EUR 50,000,000 shall be allocated to the revenue

reserves EUR 527,874.47 shall be carried forward

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER             NO              N/A                  N/A

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the                     ISSUER             NO              N/A                  N/A

2009/2010 FY: PricewaterhouseCoopers AG, Frankfurt

PROPOSAL #6.: Resolution on the creation of                        ISSUER             NO              N/A                  N/A

authorized capital and the correspondent Amendment to

 the Articles of Association The Board of Managing

Directors shall be authorized, with the consent of

the Supervisory Board, to increase the share capital

by up to EUR 39,958,236.16 through the issue of new

no-par shares against cash payment, on or before 01

JUL 2014 [authorized capital 2009] Shareholders

subscription rights may be excluded for residual

amounts and for a capital increase against cash

payment of up to 10% of the share capital if the

shares are issued at a price not materially below the

 market price of identical shares

PROPOSAL #7.: Amendments to the Articles of                        ISSUER             NO              N/A                  N/A

Association in accordance with the implementation of

the Shareholders Rights Act [ARUG] Section 17, in

respect of the Articles heading being amended Section

 17(4), in respect of shareholders being entitled to

participate and vote at the shareholders meeting if

they register with the Company by the 6th day prior

to the meeting and provide evidence of their

shareholding as per the statutory record date Section

 17(6), in respect of proxy-voting instructions being

 issued/withdrawn in written form Section 17(7), in

respect of the Board of Managing Directors being

authorized to allow the shareholders to vote at the

shareholders. meeting by absentee vote or by way of

electronic means of communication Section 19(2) -

deletion

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HEIJMANS NV, ROSMALEN

  TICKER:                  N/A                 CUSIP:   N3928R157

  MEETING DATE:      9/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the general meeting                       ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Announcements                                                     ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Report by the Supervisory Board of                ISSUER             NO              N/A                  N/A

Directors of Heijmans N.V. concerning the appointment

 of Mr. M.C. Van Den Biggelaar as a Member of the

Executive Board of Heijmans N.V. for a period of 4

years effective 01 SEP 2009

PROPOSAL #4.: Amend the Articles of Association of            ISSUER            YES             FOR                  FOR

Heijmans N.V. [resolution] the proposal of the

Executive Board of Heijmans N. V. to amend the

Articles of Association of Heijmans N.V. deals with a

 10:1 reverse stock split of the Heijmans N.V.

ordinary shares [10 ordinary Heijmans shares will be

reverse split into 1 ordinary Heijmans share]

PROPOSAL #5.: Any other business and closing of the          ISSUER             NO              N/A                  N/A

general meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HEIJMANS NV, ROSMALEN

  TICKER:                  N/A                 CUSIP:   N3928R264

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Announcements                                                     ISSUER             NO              N/A                  N/A

PROPOSAL #3.A: Information about the 2009 annual                ISSUER             NO              N/A                  N/A

report provided by the Management Board

PROPOSAL #3.B: Discussion of the report of the                   ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #4.A: Adopt the 2009 financial statements             ISSUER            YES             FOR                  FOR

PROPOSAL #4.B: Information about the reserve and                ISSUER             NO              N/A                  N/A

dividend policy

PROPOSAL #4.C: Approve the result appropriation in            ISSUER            YES             FOR                  FOR

the 2009 FY

PROPOSAL #4.D: Grant discharge to the Members of the         ISSUER            YES             FOR                  FOR

Management Board of liability in respect of their

Management in 2009

PROPOSAL #4.E: Grant discharge to the Members of the         ISSUER            YES             FOR                  FOR

Supervisory Board of liability in respect of their

supervision in 2009

PROPOSAL #5.A: Adopt the revised remuneration policy         ISSUER            YES         AGAINST           AGAINST

effective 01 JAN 2010 will be submitted to the

general meeting of shareholders see remuneration

report in the Heijmans N.V. 2009 annual report

PROPOSAL #5.B: Adopt the extension of the exercise            ISSUER            YES         AGAINST           AGAINST

period of the option rights by two years will be

submitted to the general meeting of shareholders see

remuneration report in the Heijmans N.V. 2009 annual

report

PROPOSAL #6.: Corporate Governance information to the        ISSUER             NO              N/A                  N/A

 general meeting of shareholders concerning the

principles of the corporate governance structure and

Heijmans compliance with the modified Corporate

Governance Code as of 01 JAN 2009, see Corporate

Governance in the Heijmans N.V. 2009 annual report

PROPOSAL #7.A: Four year assessment of External                 ISSUER             NO              N/A                  N/A

Auditor information about the key conclusions of the

assessment conducted by the Management Board and the

Audit Committee concerning KPMG's performance within

the various entities of Heijmans N.V. and in the

various capacities in which KPMG operates within

Heijmans

PROPOSAL #7.B: Re-appoint KPMG Accountants N.V. as            ISSUER            YES             FOR                  FOR

the External Auditor of Heijmans N.V. for the 2010

and 2011 financial years

PROPOSAL #8.: Announcement by the Supervisory Board          ISSUER             NO              N/A                  N/A

of Heijmans N.V. concerning plans to appoint Mr. L.

J. T. Van Der Els as a Member of the Management Board

 of Heijmans N.V. for a period of 4 years effective

28 APR 2010

PROPOSAL #9.A: In accordance with the practice of              ISSUER             NO              N/A                  N/A

retirement by rotation, Mr. J. L. M. Bartelds RA,

Member of the Supervisory Board of Heijmans N.V.

since May 1994, is due to stand down, Mr. Bartelds is

 not eligible for re-appointment

PROPOSAL #9.B: The Supervisory Board has decided to          ISSUER             NO              N/A                  N/A

create 2 vacancies, opportunity to make

recommendations for filling the 2 vacancies

PROPOSAL #9.C: Approve, on condition that the general        ISSUER            YES             FOR                  FOR

 meeting of shareholders does not submit any

recommendations for the vacancies referred to under

(b), the Supervisory Board jointly based on the

prescriptive profile of the Supervisory Board of

Heijmans N.V. nominates Ms. P. G. Boumeester (1958)

for appointment for a period of 4 years effective 28

APR 2010, this nomination was taken over from the

Central Works Council after it exercised its enhanced

 right of recommendation

PROPOSAL #9.D: Approve, on condition that the AGM of         ISSUER            YES             FOR                  FOR

shareholders does not submit any recommendations for

the vacancies referred to under (b), the Supervisory

Board jointly based on the prescriptive profile of

the Supervisory Board of Heijmans N.V. nominates Mr.

R. van Gelder BA (1945) for appointment for a period

of 4 years effective 01 JUL 2010

PROPOSAL #9.E: In accordance with the practice of              ISSUER             NO              N/A                  N/A

retirement by rotation, Messrs A. A. Olijslager and

S. van Keulen, both Members of the Supervisory Board

of Heijmans N.V. since APR 2007, are due to stand

down during the 2011 general meeting of shareholders,

 both are eligible for reappointment

PROPOSAL #10.: Approve the purchase of Company shares        ISSUER            YES             FOR                  FOR

PROPOSAL #11.A: Approve the extension of the                       ISSUER            YES         AGAINST           AGAINST

nomination of the Management Board as the competent

body to resolve to issue and/or grant rights to

acquire shares with the approval of the Supervisory

Board for a period of 18 months from 28 APR 2010, the

 powers of the Management Board with regard to the

issue of ordinary shares and financing preference

shares B are limited to percentage of the issued

share capital on the date of issue, plus 10% if the

issue takes place as part of a merger or acquisition,

 the powers of the Management Board to resolve to

issue preference shares covers all preference shares

in the authorized capital, now or at some future

time, without prejudice to the provisions of Article

6 of the Articles of Association

PROPOSAL #11.B: Approve the extension of the                       ISSUER            YES         AGAINST           AGAINST

nomination of the Management Board as the competent

body to restrict or rule out preferential rights of

subscription to ordinary shares and financing

preference shares B, with the approval of the

Supervisory Board for a period of 18 months from 28

APR 2010, if those shares are issued under the powers

 referred to under 11.A

PROPOSAL #12.: Any other business and closure                      ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HEIWA REAL ESTATE CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J19278100

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HEIWADO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J19236108

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HELICAL BAR PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G43904195

  MEETING DATE:      7/22/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts of the Company for        ISSUER            YES             FOR                  FOR

 the YE 31 MAR 2009 together with the reports of the

Directors and the report of the Independent Auditor

thereon

PROPOSAL #2.: Declare a final dividend of 2.75 pence         ISSUER            YES             FOR                  FOR

per ordinary share of 1 pence each in the capital of

the Company, as recommended by the Directors of the

Company

PROPOSAL #3.: Re-elect Mr. C.G.H. Weaver as a                     ISSUER            YES         AGAINST           AGAINST

Director of the Company, who having served more than

nine years on the Board in accordance with the

Financial Reporting Council's Combined Code on

Corporate Governance

PROPOSAL #4.: Re-elect Mr. A.R. Beevor as a Director         ISSUER            YES         AGAINST           AGAINST

of the Company, who retires by rotation

PROPOSAL #5.: Re-elect Mr. A.E.G. Gulliford as a                ISSUER            YES         AGAINST           AGAINST

Director of the Company, who retires by rotation

PROPOSAL #6.: Re-elect Mr. M.E. Slade as a Director          ISSUER            YES         AGAINST           AGAINST

of the Company, who retires by rotation

PROPOSAL #7.: Re-elect Mr. N.G. McNair Scott as a              ISSUER            YES         AGAINST           AGAINST

Director of the Company, who retires by rotation

PROPOSAL #8.: Re-appoint Grant Thornton UK LLP as the        ISSUER            YES             FOR                  FOR

 Independent Auditors, until the conclusion of the

next general meeting of the Company at which the

accounts are laid

PROPOSAL #9.: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

remuneration of the Independent Auditors

PROPOSAL #10.: Approve the Directors' remuneration            ISSUER            YES         AGAINST           AGAINST

report for the YE 31 MAR 2009

PROPOSAL #11.: Authorize the Directors, in                          ISSUER            YES             FOR                  FOR

substitution for all unused existing authorities and

pursuant to Section 80 of the Companies Act 1985 [the

 Act], to exercise all powers of the Company to allot

 relevant securities [Section 80 of the Act] up to an

 aggregate nominal amount of GBP 356,956; [Authority

expires on 21 JUL 2010]; and the Directors may allot

relevant securities after the expiry of this

authority in pursuance of such an offer or agreement

made prior to such expiry

PROPOSAL #S.12: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the passing of Resolution 11 and pursuant to Section

95(1) of the Act [the Act], to allot equity

securities [Section 94 of the Act] for cash pursuant

to the authority conferred by Resolution 11,

disapplying the statutory pre-emption rights [Section

 89(1) of the Act], to any such allotment; and sale

of relevant shares [Section 94(5) of the Act] in the

Company if, immediately before the sale, such shares

are held by the Company as treasury shares [Section

162A(3) of the Act] [Treasury Shares] for cash

[Section 162D(2) of the Act], as if Section 89(1) of

the Act disapply to any such sale, provided that such

 power shall limited to the allotment of equity

securities and the sale of treasury shares: i) in

connection with or pursuant to a rights issue or open

 offer or any other pre-emptive offer in favor of

ordinary shareholders; and b) up to an aggregate

nominal amount of GBP 53,543; [Authority expires on

21 JUL 2010]; and the Directors may allot equity

securities after the expiry of this authority in

pursuance of such an offer or agreement made prior to

PROPOSAL #S.13: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purpose of Section 166 of the Companies Act 1985, to

make one or more market purchases [Section 163(3)] of

 up to 10,697,992 ordinary shares of 1 pence each in

the capital of the Company, at a minimum price of 1

pence and up to 105% of the average middle market

quotations for such shares derived from the London

Stock Exchange Daily Official List, over the previous

 5 business days, on such terms and in such manner as

 the Directors may form time to time determine and

where such shares are held as treasury shares, the

Company may use them for the purposes of its Employee

 Share Schemes; [Authority expires the earlier of the

 conclusion of the AGM of the Company or 30 SEP

2010]; the Company, before the expiry, may make a

contract to purchase ordinary shares which will or

may be executed wholly or partly after such expiry

PROPOSAL #S.14: Adopt, with immediate effect, the              ISSUER            YES             FOR                  FOR

amendments to the Articles of Association of the

Company as submitted to the meeting and initialed by

the Chairman for the purposes of identification

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HELLENIC DUTY FREE SHOPS SA, ATTICA

  TICKER:                  N/A                 CUSIP:   X1890Z107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Company's and consolidated         ISSUER             NO              N/A                  N/A

financial statements for 2009 along with Board of

Directors and Chartered Auditor's reports

PROPOSAL #2.: Approve the decision on the disposal of        ISSUER             NO              N/A                  N/A

 profits of 2009 and the distribution of dividend

PROPOSAL #3.: Approve the dismissal of Board of                 ISSUER             NO              N/A                  N/A

Directors and Chartered Auditor from every

compensational responsibility for 2009

PROPOSAL #4.: Election of ordinary and substitute              ISSUER             NO              N/A                  N/A

Chartered Auditor for 2010

PROPOSAL #5.: Approve the announcement of the                     ISSUER             NO              N/A                  N/A

election of temporary Board of Directors member in

replacement of the deceased one

PROPOSAL #6.: Approve the Share Buy Back Plan and              ISSUER             NO              N/A                  N/A

briefing of the one during the period 19 JUN 2009 to

17JUN 2010

PROPOSAL #7.: Approve the granting of guarantees to          ISSUER             NO              N/A                  N/A

subsidiary Companies up to 50 million

PROPOSAL #8.: Approve the Board of Directors salaries        ISSUER             NO              N/A                  N/A

 and benefits for 2009 and pre-approval of them for

PROPOSAL #9.: Approve the various issues and                       ISSUER             NO              N/A                  N/A

announcements

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HELLENIC EXCHANGES SA HOLDING CLEARING SETTLEMENT

  TICKER:                  N/A                 CUSIP:   X3247C104

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial report of the FY          ISSUER             NO              N/A                  N/A

2009 which includes the annual financial statements

of the FY 2009 together with the relevant reports by

the Board of Directors and the Auditors

PROPOSAL #2: Approve the distribution of profits for         ISSUER             NO              N/A                  N/A

the FY 2009

PROPOSAL #3: Approve the exemption of the Members of         ISSUER             NO              N/A                  N/A

the Board of Directors and the Chartered Auditors

from any liability for compensation for the annual

financial statements and the Management of the FY

2009 and the Management and representation of the

Board of Directors of the Company

PROPOSAL #4: Approve the compensation of the Members         ISSUER             NO              N/A                  N/A

of the Board of Directors for the FY 2009 in

accordance with Article 24 paragraph 2 of codified

law 2190-1920 as it applies

PROPOSAL #5: Approve the remuneration of the Members         ISSUER             NO              N/A                  N/A

of the Board of Directors for the FY 2010

PROPOSAL #6: Appointment of the regular and                        ISSUER             NO              N/A                  N/A

substitute chartered Auditors for the FY 2010 and

their remuneration

PROPOSAL #7: Election of the Members of the Board of         ISSUER             NO              N/A                  N/A

Directors to replace Members that resigned;

appointment of Members of the Audit Committee of the

Board of Directors in accordance with Article 37 of

Law 3693.2008

PROPOSAL #8: Approve to provide permission, in                   ISSUER             NO              N/A                  N/A

accordance with Article 23 paragraph 1 of codified

law 2190.1920, to allow Members of the Board of

Directors of the Company and to Executives of the

Company to participate in the Boards of Directors or

in the Management of the Companies of the group and

in associated Companies, under the meaning of Article

 42e paragraph 5 of codified law 2190-1920

PROPOSAL #9: Approve the reduction of the share                 ISSUER             NO              N/A                  N/A

capital in the amount of EUR 8,497,913.19 through a

reduction in the par value of each share by EUR 0.13

and payment of this amount to shareholders

PROPOSAL #10: Amend the Article 5 of the Articles of         ISSUER             NO              N/A                  N/A

Association concerning the share capital

PROPOSAL #11: Approve the decision regarding the spin        ISSUER             NO              N/A                  N/A

 off of the clearing and settlement sector of the

Company and contribution of it to the legal person

(societe anonyme) with the name ATHEXClear in

accordance with the provisions of Articles 1-5 of Law

 2166/1993 and appointment of Company's

representatives for the signing of the spin off act

in front of a notary

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HELLENIC EXCHANGES SA HOLDING CLEARING SETTLEMENT

  TICKER:                  N/A                 CUSIP:   X3247C104

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Reduction of the share capital in the          ISSUER             NO              N/A                  N/A

amount of EUR 8,497,913.19 through a reduction in the

 par value of each share by EUR 0.13, and payment of

this amount to shareholders

PROPOSAL #2.: Amendment of Article 5 of the Articles         ISSUER             NO              N/A                  N/A

of Association concerning the share capital

PROPOSAL #3.: Taking a decision on the spin-off of            ISSUER             NO              N/A                  N/A

the clearing of transactions sector of the Company

and its contribution to the legal person (Societe

Anonyme) with the name Athens Exchange Clearing House

 S.A. in accordance with the provisions of Articles

1-5 of Law 2166/1993, and specification of agents and

 representatives of the Company who will sign, in

front of a notary, the act of contribution of the

clearing of transactions sector

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HELVETIA HOLDING AG, ST.GALLEN

  TICKER:                  N/A                 CUSIP:   H35927120

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, the annual            ISSUER            YES             FOR                  FOR

financial statements, the consolidated financial

statements 2009, and the acceptance of the reports

from the Statutory Auditors

PROPOSAL #2: Ratify the Members of the Board of                 ISSUER            YES             FOR                  FOR

Directors and the Executive Management vis a vis

their activities in the business year 2009

PROPOSAL #3: Approve the appropriation of the net              ISSUER            YES             FOR                  FOR

profit for 2009 of CHF 130,404,689 [comprising the

profit after tax for 2009 amounting to CHF

125,006,392 and the profit brought forward from 2008

amounting to CHF 5,398,297] as follows: dividend of

CHF 14.50 per registered share: CHF 125,466,688;

allocation to free reserves: CHF 0; profit carried

forward to new account: CHF 4,938,001; total net

profit: CHF 130,404,689

PROPOSAL #4: Amend Articles 4 [Share certificates]            ISSUER            YES             FOR                  FOR

and 5 [Cancellation of printed share certificates] of

 the Articles of Incorporation as specified

PROPOSAL #5.1: Re-elect Mr. Christoph Lechner to the         ISSUER            YES         AGAINST           AGAINST

Board of Directors, for a period of office of three

years

PROPOSAL #5.2: Re-elect Mr. Erich Walser to the Board        ISSUER            YES         AGAINST           AGAINST

 of Directors, for a period of office of three years

PROPOSAL #5.3: Re-elect Mr. Urs Widmer to the Board          ISSUER            YES         AGAINST           AGAINST

of Directors, for a period of office of one year

PROPOSAL #6: Election of KPMG AG, Zurich, as the                ISSUER            YES             FOR                  FOR

Statutory Auditors for a term of office of one year

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HENDERSON GROUP PLC, ST HELIER

  TICKER:                  N/A                 CUSIP:   G4474Y198

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts of Henderson Group         ISSUER            YES             FOR                  FOR

plc for the FYE 31 DEC 2009 and the reports of the

Directors and Auditors thereon

PROPOSAL #2: Approve the Report on Directors'                     ISSUER            YES             FOR                  FOR

Remuneration for the FYE 31 DEC 2009

PROPOSAL #3: Declare a final dividend for the FYE 31         ISSUER            YES             FOR                  FOR

DEC 2009 of 4.25 pence per ordinary share of the

Company, as recommended by the Directors, such

dividend to be due and payable on 28 MAY 2010 and the

 amount of any such dividend declared in respect of

any income access plan participant to be reduced by

the amount of any dividend on the income access share

 to be paid to such plan participant

PROPOSAL #4: Re-appoint Mrs. S.J. Garrood as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #5: Re-appoint Mr. R.C.H Jeens as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #6: Re-appoint Mr. G.P. Aherne as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #7: Re-appoint Mr. D.G.R. Ferguson as a                ISSUER            YES             FOR                  FOR

Director of the Cornpany

PROPOSAL #8: Re-appoint Ernst & Young LLP as the                ISSUER            YES             FOR                  FOR

Auditors to the Company until the conclusion of the

next general meeting at which accounts are laid

PROPOSAL #9: Authorize the Directors to agree the              ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #10: Approve, the rules of the Henderson              ISSUER            YES             FOR                  FOR

Group plc Employee Shared Ownership Plan 2011 (the

ExSOP), as specified, and any issue of securities

under the ExSOP, for all purposes (including for the

purposes of Australian Securities Exchange (ASX)

Listing Rule 7.2, Exception 9), and authorize the

Directors to do all such acts and things as they may

consider necessary or expedient to carry the ExSOP

into effect

PROPOSAL #11: Approve the Henderson Group plc                     ISSUER            YES             FOR                  FOR

International Buy As You Earn Plan, as specified

PROPOSAL #12: Authorize the Directors, pursuant to            ISSUER            YES             FOR                  FOR

Article 9 of the Company's Articles of Association,

to exercise all the powers of the Company to allot

relevant securities [as defined in the Articles of

Association], up to a nominal amount of GBP

34,000,000; and comprising equity securities [as

defined in the Articles of Association] up to a

nominal amount of GBP 68,000,000 [including within

such limit any shares issued under above] in

connection with an offer by way of a rights issue to

ordinary shareholders in proportion (as nearly as may

 be practicable) to their existing holdings and so

that the Directors may impose any limits or

restrictions and make any arrangements which they

consider necessary or appropriate to deal with

treasury shares, fractional entitlements, record

dates, legal, regulatory or practical problems in, or

 under the laws of any territory or any other matter;

 [Authority expires on the date of the AGM of the

Company to be held in 2011 or, if earlier on 11 AUG

2011], [unless previously renewed, varied or received

 by the Company in general meeting], save that the

Company may before such expiry make an offer or

agreement which would or might require relevant

securities to be allotted after such expiry and the

Directors of the Company may allot relevant

securities pursuant to such offer or agreement as if

the authority conferred on them had not expired

PROPOSAL #13: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 pursuant to Article 12 of the Company's Articles of

Association and generally, to allot equity securities

 [as defined in the Articles of Association] for cash

 pursuant to the authority conferred by Resolution 12

 as if the pre-emption rights set out within Article

10 of the Article of Association did not apply to any

 such allotment, such power to be limited: to the

allotment of equity securities in connection with an

offer of equity securities [but in case of the

authority granted under Resolution 12[b], by the way

of rights issue only] to ordinary shareholders in

proportion to their existing holdings and so that the

 Directors may impose any limits or restrictions and

make any arrangements which they consider necessary

or appropriate to deal with treasury shares,

fractional entitlements, record dated, legal,

regulatory or practical problems in, or under the

laws of any territory or any other matter; and in the

 case of the authority granted under Resolution 12[a]

 to the allotment [otherwise that under paragraph

above] of equity securities up to a nominal amount of

 GBP 5,000,000; such power to apply, [Authority

expires on the date of the AGM of the Company to be

held in 2011 or, if earlier, on 11 AUG 2011], [unless

 previously renewed, varied or revoked by the Company

 in general meeting] save that the Company may before

 such expiry make an offer or agreement which would

or might require equity securities to be allotted

after such expiry] and the Directors of the Company

may allot equity securities pursuant to such offer or

 agreement as if the authority conferred on them had

PROPOSAL #S.14: Authorize the Directors of the                   ISSUER            YES             FOR                  FOR

Company, pursuant to Article 57 of the Companies

[Jersey] Law 1991, to make market purchases on a

stock exchange of its ordinary shares of 12.5 pence

each; the maximum number of ordinary shares

authorized to be purchased is 80,000,000 minus the

number of shares purchased pursuant to Resolution 15;

 the minimum price [exclusive of expenses] which may

be paid for an ordinary share is 12.5 pence [being

the nominal value of an ordinary shares]; the maximum

 price [exclusive of expenses] which may be paid for

each ordinary share is the higher of [i] an amount

equal to 105% of the average of the Article market

quotations for an ordinary shares as derived from the

 London Stock Exchange Daily Official List for the 5

business days immediately preceding the day on which

the share is contracted to be purchased and [ii] an

amount equal to the higher of the prices of the last

independent trade of an ordinary share and the

highest current independent bid for an ordinary share

 as derived from the London Stock Exchange Trading

system [SETS]; [Authority expires at the close of the

 AGM of the Company held in 2011 or 11 NOV 2011,

whichever is earlier]; a contract to purchase shares

under this authority may be made before this

authority expires and concluded in while or in part

after this authority expires and; pursuant to Article

 58[A] of the Companies [Jersey] Law 1991, the

Company may hold as treasury shares any ordinary

shares of the Company purchased pursuant to the

authority conferred in this resolution

PROPOSAL #S.15: Authorize the Company, [pursuant to          ISSUER            YES             FOR                  FOR

Article 57 of the Companies[Jersey] Law 1991] to

enter into a contingent purchase contract between the

 Company and Credit Suisse [Australia] Limited and

certain of its affiliates[credit Suisse] as

identified in the contract[a draft of which is

produced to the meeting and initialed by the Chairman

 for the purposes of identification][CP Contract],

providing for the purchase by the Company of ordinary

 shares of 125 pence each converted from CHESS

Depositary Interests [CDIs] substantially on the

terms set out in the CP Contract subject to the

following conditions; the maximum number of ordinary

shares authorized to be purchased under the CP

Contract is 80,000,000 minus the number of shares

purchased pursuant to Resolution 14; the minimum

price [exclusive of expenses] which may be paid

Credit Suisse CDI is the Australian dollar equivalent

 of 125 pence per CDI; the maximum price[exclusive of

 expenses] which may be paid by credit Suisse for

each CDI is an amount which is equal to 105% of the

average of closing prices for CDIS over the previous

five days on which sales of CDIs were recorded on the

 Australian Securities Exchange; the price to be paid

 by the Company for such ordinary shares is the price

 paid by Credit Suisse for the relevant CDI plus any

stamp duty; stamp duty reserve tax, or other

applicable transfer tax relating to CDIs purchased by

 Credit Suisse; [Authority shall expire at the close

of the AGM of the Company held in 2011 or 11 NOV

2011, whichever is earlier]; and pursuant to Article

58A of the Companies [Jersey] Law 1991, the Company

may hold as treasury shares any ordinary shares of

the Company purchased pursuant to the authority

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HENGDELI HOLDINGS LTD, GEORGE TOWN

  TICKER:                  N/A                 CUSIP:   G45048108

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 and the report of the Directors and the Auditors for

 the YE 31 DEC 2009

PROPOSAL #2: Declare the final dividend                                ISSUER            YES             FOR                  FOR

PROPOSAL #3.a: Re-elect Shi Zhongyang as a Director          ISSUER            YES             FOR                  FOR

and authorize the Board of Directors to fix his

remuneration

PROPOSAL #3.b: Re-elect Cai Jianmin as a Director and        ISSUER            YES             FOR                  FOR

 authorize the Board of Directors to fix his

remuneration

PROPOSAL #3.c: Re-elect Wong Kam Fai William as a              ISSUER            YES             FOR                  FOR

Director and authorize the Board of Directors to fix

his remuneration

PROPOSAL #4: Re-appoint KPMG as the Auditors and                ISSUER            YES             FOR                  FOR

authorize the Board of Directors to fix their

remuneration

PROPOSAL #5.A: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

  the Directors , subject to this resolution, during

and after the relevant period  as defined below  of

all powers to allot, issue and deal with additional

shares in the capital of the Company and to make or

grant offers, agreements, options and warrants which

would or might require the exercise of such powers,

the aggregate number of shares of the Company

allotted or agreed conditionally or unconditionally

to be allotted  whether pursuant to an option or

otherwise  by the Directors pursuant to this

resolution, otherwise than pursuant to (i) a Right

Issue  as defined below , (ii) any option scheme or

similar arrangement for the time being adopted for

the grant or issue to officers CONTD.

PROPOSAL #5.B: Authorize the Directors, subject to            ISSUER            YES             FOR                  FOR

this resolution, during the Relevant Period  as

defined below  of all the powers of the Company to

purchase its own shares on The Stock Exchange of Hong

 Kong Limited  Stock Exchange , subject to and in

accordance with all applicable Laws and the

requirements of the Rules Governing the Listing of

Securities on the Stock Exchange or of any other

Stock Exchange, the aggregate number of shares of the

 Company to be repurchased by the Company pursuant to

 the approval in paragraph (a) of this resolution

PROPOSAL #6: Approve, conditional upon Resolutions 5A        ISSUER            YES             FOR                  FOR

 and 5B being passed, the aggregate number of shares

of the Company which are repurchased by the Company

under the authority granted to the Directors as

mentioned in Resolution 5B shall be added to the

aggregate number of shares of the Company that may be

 allotted or agreed conditionally or unconditionally

to be allotted by the Directors pursuant to

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HERA SPA, BOLOGNA

  TICKER:                  N/A                 CUSIP:   T5250M106

  MEETING DATE:      10/21/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #E.1: Approve the merger through                            ISSUER             NO              N/A                  N/A

Incorporation of PRI.GE.A.S. S.R.L. into Hera S.P.A

PROPOSAL #E.2: Approve the split of Hera Bologna                ISSUER             NO              N/A                  N/A

S.R.L., Hera Ferrara S.R.L., Hera Forli-Cesena

S.R.L.,Hera Imola-Faenza S.R.L. Hera Modena S.R.L.,

Hera Ravenna S.R.L. and Hera Rimini S.R.L. on behalf

of Hera S.P.A. and Hera Comm S.R.L

PROPOSAL #E.3: Approve the share capital increase              ISSUER             NO              N/A                  N/A

with exclusion of the option right Ex Article 2441

Civil Code Paragraph 4 and related amendment to

Article 5 of the Company's By-laws

PROPOSAL #E.4: Amend Article 8 of Association                      ISSUER             NO              N/A                  N/A

PROPOSAL #O.1: Appoint 2 new Board of Directors                 ISSUER             NO              N/A                  N/A

Members post retirement

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HERA SPA, BOLOGNA

  TICKER:                  N/A                 CUSIP:   T5250M106

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statement at 31         ISSUER             NO              N/A                  N/A

DEC 2009 and report, proposal of distribution of

profit and report of the Board of Auditors, any

adjournment thereof

PROPOSAL #O.2: Approve the renewal of authorization          ISSUER             NO              N/A                  N/A

to share buyback and disposal, any adjournment thereof

PROPOSAL #E.1: Approve the Plan of merger through              ISSUER             NO              N/A                  N/A

incorporation of Agea Reti S.R.L. in Hera S.P.A.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HERITAGE OIL LIMITED, ST HELIER

  TICKER:                  N/A                 CUSIP:   G4509M102

  MEETING DATE:      1/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the proposed disposal by the            ISSUER            YES             FOR                  FOR

Company of its entire interests in Block 1 and Block

3A, and certain other assets, in Uganda as specified

to holders of Ordinary Shares in the Company and

holders of Exchangeable Shares in Heritage Oil

Corporation dated 21 DEC 2009 (the Circular) and (i)

on the terms and subject to the conditions of the

agreement for the disposal dated 18 DEC 2009 between

the Company, Heritage Oil & Gas Limited and Eni

International B.V. (the Disposal Agreement) or, in

the alternative, (ii) on the terms and subject to the

 conditions of an agreement for the disposal to be

entered into between the Company, Heritage Oil & Gas

Limited and Tullow Oil plc (Tullow) and/or a wholly-

owned affiliate of Tullow CONTD.

PROPOSAL #S.2: Authorize the Directors, pursuant to          ISSUER            YES             FOR                  FOR

Article 57 of the Companies (Jersey) Law 1991, to

make market purchases of ordinary shares of no par

value in the capital of the Company (Ordinary

Shares), provided that: i) the maximum number of

Ordinary Shares authorized to be purchased is

28,755,194 (representing approximately 10.00% of the

Company's Voting Share Capital (as specified); ii)

the minimum price, exclusive of any expenses, which

may be paid for an Ordinary Share is GBP 0.01; iii)

the maximum price, exclusive of any expenses, which

may be paid for an Ordinary Share shall be the higher

 of: A) an amount equal to 5% above the average of

the middle market quotations CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HERITAGE OIL LIMITED, ST HELIER

  TICKER:                  N/A                 CUSIP:   G4509M102

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Directors' repot and the              ISSUER            YES         AGAINST           AGAINST

financial statements of the Company for the YE 31 DEC

 2009, together with the report of the Auditor's

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report contained in the financial statements and

reports of the Company for the YE 31 DEC 2009

PROPOSAL #3: Re-elect Paul Atherton as a Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #4: Re-elect Michael Hibberd as a Director          ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #5: Appointment of KPMG Audit Plc as the              ISSUER            YES         AGAINST           AGAINST

Auditor of the Company to hold office from the

conclusion of this AGM to the conclusion of the next

AGM

PROPOSAL #6: Authorize the Directors to determine the        ISSUER            YES         AGAINST           AGAINST

 remuneration of the Auditors

PROPOSAL #7: Authorize the Directors of the Company,         ISSUER            YES         AGAINST           AGAINST

by the Article 10.4 of the Articles of Association of

 the Company shall be renewed and for this purpose

the authorized allotment number shall be 95,000,000

ordinary shares of no par value, the Non pre-emptive

number shall be 28,788,693 ordinary shares of no par

value end the allotment period shall be the period

commencing on 17 JUN 2010 and ending on the

conclusion of the next AGM or, if earlier, 17 SEP

2011, unless previously renewed, varied or revoked by

 the Company in general meeting, and the Directors

may during such allotment period, make offers or

arrangements which would or might require securities

to be allotted or sold after the expiry of such

PROPOSAL #S.8: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, pursuant to Article 57 of the Companies

Jersey  Law 1991, to make market purchases or

ordinary shares of no par value in the capital of the

 Company  ordinary shares ; i) the maximum numbers of

 ordinary shares authorized to be purchased is

28,786,693 representing approximately  10% of the

Company's voting shares capital comprising ordinary

shares and exchangeable shares of Heritage Oil

Corporation  as at 18 MAY 2010; ii) the minimum

price, exclusive of any expenses, which may be paid

for an ordinary shares is GBP 0.01; iii) the maximum

price, exclusive of any expenses, which may be paid

for an ordinary shares    shall be the higher of ; A)

 an amount equal to 5% above the average of the

middle market quotations for ordinary shares taken

PROPOSAL #CONTD: CONTD from the London Stock Exchange        ISSUER             NO              N/A                  N/A

 Daily Official List for the five business days

immediately preceding the day on which such shares

are contracted to be purchases; B) the higher of the

price of the last independent trade and the highest

current independent bid on the London Stock Exchange

Daily Official List at the time that the purchases is

 carried out; iv) the authority hereby conferred

shall expire on the conclusion of the AGM of the

Company to be hold in 2011  except that the Company

may make a contract to purchase ordinary shares under

 this authority before the expiry of this authority,

PROPOSAL #CONTD: CONTD which will or may be executed         ISSUER             NO              N/A                  N/A

wholly or partly after the expiry of this authority,

and may make purchases or ordinary shares in

pursuance of any such contract as in such authority

had not expired ; pursuant to Article 58A of the

Companies  Jersey  Law 1991, to hold as treasury

shares any ordinary shares purchased pursuant to the

authority conferred by this resolution CONTD

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HEXAGON AB, NACKA STRAND

  TICKER:                  N/A                 CUSIP:   W40063104

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of Mr. Melker Schorling as a            ISSUER            YES             FOR                  FOR

Chairman of the meeting

PROPOSAL #3: Preparation and approval of the voting          ISSUER            YES             FOR                  FOR

list

PROPOSAL #4: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of 1 or 2 persons to check the         ISSUER            YES             FOR                  FOR

minutes

PROPOSAL #6: Approve the determination of compliance         ISSUER            YES             FOR                  FOR

with the rules of convocation

PROPOSAL #7: Approve the Managing Director's report           ISSUER            YES             FOR                  FOR

PROPOSAL #8.A: Presentation of the annual report, the        ISSUER             NO              N/A                  N/A

 Auditor's Report and the consolidated financial

statements and the Group Auditor's Report for the FY

2009

PROPOSAL #8.B: Presentation of the statement by the          ISSUER             NO              N/A                  N/A

Auditor regarding whether the guidelines for

remuneration to Senior Executives, which have been in

 effect since the last AGM, have been observed

PROPOSAL #8.C: Presentation of the proposal of the            ISSUER             NO              N/A                  N/A

Board of Directors for dividend and a related

PROPOSAL #9.A: Adopt the statement of income and the         ISSUER            YES             FOR                  FOR

balance sheet and the consolidated statement of

income and the consolidated balance sheet, all as per

 31 DEC 2009

PROPOSAL #9.B: Declare a dividend of SEK 1.20 per              ISSUER            YES             FOR                  FOR

share for the FY 2009; 11 MAY 2010 as record day for

the right to the cash dividend; if the AGM resolves

in accordance with the proposal, the dividend is

expected to be distributed by Euroclear Sweden AB

starting on Thursday 14 MAY 2010

PROPOSAL #9.C: Grant discharge from liability of the         ISSUER            YES             FOR                  FOR

Board of Directors and the Managing Director

PROPOSAL #10: Approve the number of members to be 7          ISSUER            YES             FOR                  FOR

and no deputy Members

PROPOSAL #11: Approve the fees to the Board Members          ISSUER            YES             FOR                  FOR

shall unchanged be distributed as follows: SEK

650,000 to the Chairman of the Board and SEK 350, 000

 to each of the other Members selected at a general

meeting and not employed by the Company; remuneration

 for the committee work shall be distributed with SEK

 75,000 to the Chairman of the Remuneration Committee

 and SEK 50,000 to the Members of the Remuneration

Committee and with SEK 150,000 to the Chairman of the

 Audit Committee and SEK 100,000 to the Members of

the Audit Committee; the Auditor shall be remunerated

 according to the agreement

PROPOSAL #12: Re-election of Messrs. Melker                        ISSUER            YES             FOR                  FOR
Schorling, Ola Rollen, Mario Fontana,Ulf Henriksson

and Gun Nilsson as the Board Members; election of Mr.

 Ulrik Svensson and Ulrika Francke as the Ordinary

Members of the Board

PROPOSAL #13: Re-elect Mikael Ekdahl, Anders                       ISSUER            YES             FOR                  FOR

Algotssor, Fredrik Nordstrom and Jan Andersson and

new election of Henrik Didner  as the Members of the

Nomination Committee in respect of the AGM 2011;

Election of Mikael Ekdahl as the Chairman of the

Nomination Committee

PROPOSAL #14: Approve the guidelines for remuneration        ISSUER            YES         AGAINST           AGAINST

 to Senior Executives as specified

PROPOSAL #15: Approve, to increase the share capital         ISSUER            YES             FOR                  FOR

of the Company by maximum SEK 100,200 by a new issue

of not more than 50,100 shares of series B; the right

 to subscribe for a new shares shall be granted to

tholders of options in Leica Geosystems AG or a bank

engaged by Leica Geosystems AG  in order to secure an

 appropriate handling and transfer of B shares in

Hexagon to the option holders; subscription for the

new shares shall take place no later than 19 MAY

2010, or such later date as decided by the Board of

Directors; payment for the new shares shall be made

no later than 19 MAY 2010, or such later date as

decided by the Board of Directors;, by transfer of

shares in Leica Geosystems AG issued on the basis of

outstanding options (Contribution in kind); and the

new shares shall entitle to dividend decided from the

 FY 2011, i.e. also for the FY 2010

PROPOSAL #16: Approve the transfer of the Company's          ISSUER            YES             FOR                  FOR

own shares, as specified

PROPOSAL #17: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

resolve on the acquisition and transfer of the

Company's own shares as specified

PROPOSAL #18: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HI SUN TECHNOLOGY (CHINA) LTD

  TICKER:                  N/A                 CUSIP:   G4512G126

  MEETING DATE:      1/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the issue of the 600 preference         ISSUER            YES             FOR                  FOR

shares of USD 0.001 each in the share capital of

Success Bridge Limited  Success Bridge , subject to

and on terms of the conditional subscription

agreement  the Subscription Agreement  dated 24 DEC

2009 and entered into between the Company and Wise

World Group Limited, and all transactions

contemplated under the Subscription Agreement

including without limitation the entering into and

the performance of the shareholders agreement

Shareholders Agreement  as more particularly

described in the circular of the Company dated 08 JAN

 2010  including but not limited to  x  the

acquisition by the Company of all the SBL Preference

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HI SUN TECHNOLOGY (CHINA) LTD

  TICKER:                  N/A                 CUSIP:   G4512G126

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited                          ISSUER            YES             FOR                  FOR

consolidated financial statements and the reports of

the Directors of the Company  the Directors  and of

the Auditors for the YE 31 DEC 2009

PROPOSAL #2.I: Re-elect Mr. Xu Wensheng as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.II: Re-elect Mr. Li Wenjin as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #2.III: Re-elect  Mr. Yang Lei, Raymond as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #2.IV: Re-elect Mr. Chang Kai-Tzung, Richard        ISSUER            YES             FOR                  FOR

 as a Director

PROPOSAL #2.V: Re-elect  Mr. Tam Chun Fai as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.VI: Re-elect Mr. Leung Wai Man, Roger as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #2.VII: Authorize the Board of Directors to         ISSUER            YES             FOR                  FOR

fix the remuneration of the Directors

PROPOSAL #3: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditors and authorize the Board of Directors to fix

 their remuneration

PROPOSAL #4: Authorize the Directors, subject to this        ISSUER            YES             FOR                  FOR

 resolution, during the Relevant Period  as specified

  of all the powers of the Company to allot, issue

and deal with additional shares of HKD 0.0025 each in

 the share capital of the Company and to make or

grant offers, agreements and options  including

warrants, bonds, notes and other securities which

carry rights to subscribe for or are convertible into

 shares of the Company  which would or might require

the exercise of such powers ..CONTD.

PROPOSAL #5: Authorize the Directors, subject to this        ISSUER            YES             FOR                  FOR

 resolution, during the Relevant Period  as specified

  of all powers of the Company to repurchase shares

of HKD 0.0025 each in the capital of the Company on

The Stock Exchange of Hong Kong Limited  the Stock

Exchange  or on any other Stock Exchange on which the

 shares of the Company may be listed and recognized

by The Securities and Futures Commission of Hong Kong

  Securities and Futures Commission  and the Stock

Exchange for such purpose, subject to and in

accordance with the rules and regulations of the

Securities and Futures Commission, the Stock Exchange

 or of any other Stock Exchange as amended from time

to time and all applicable laws in this regard; the

aggregate nominal amount of shares of the Company

authorized to be ..CONTD.

PROPOSAL #6: Approve, subject to the passing of                 ISSUER            YES             FOR                  FOR

Resolutions 4 and 5 set out in this notice convening

this meeting, the general mandate granted to the

Directors to allot, issue and deal with additional

shares pursuant to Resolution 4 set out in the notice

 convening this meeting to extend by the addition

thereto of an amount representing the aggregate

nominal amount of shares in the capital of the

Company repurchased by the Company under the

authority granted pursuant to Resolution 5 set out in

 the notice convening this meeting, provided that

such amount of shares so repurchased shall not exceed

 10% of the aggregate nominal amount of the issued

share capital of the Company as at the date of

passing this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HIBIYA ENGINEERING,LTD.

  TICKER:                  N/A                 CUSIP:   J19320126

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HIGHPINE OIL & GAS LTD

  TICKER:                  N/A                 CUSIP:   43113R104

  MEETING DATE:      10/7/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, with or without variation,            ISSUER            YES             FOR                  FOR

the Plan of Arrangement [the Arrangement] involving,

among others, Highpine, the Highpine Securityholders

and Daylight Resources Trust pursuant to Section 193

of the Business Corporations Act [Alberta] as

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HIGHWEALTH CONSTRUCTION CORP

  TICKER:                  N/A                 CUSIP:   Y3721G109

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and                      ISSUER             NO              N/A                  N/A

guarantee

PROPOSAL #A.4: The status of convertible  bonds                 ISSUER             NO              N/A                  N/A

issuance

PROPOSAL #A.5: The revision to the rules  of the                ISSUER             NO              N/A                  N/A

board meeting

PROPOSAL #A.6: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

 financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend:  TWD 5.1 per share

PROPOSAL #B.3: Approve the revision to the plan of            ISSUER            YES             FOR                  FOR

the  local secured convertible  Corporate bonds

issuance

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of  monetary loans

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.6: Elect Wan Sheng FA Investment CO., LTD        ISSUER            YES         AGAINST           AGAINST

 as a supervisor [Shareholder NO: 68391]

PROPOSAL #B.7: Other issues and extraordinary  motions      ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HIKMA PHARMACEUTICALS PLC

  TICKER:                  N/A                 CUSIP:   G4576K104

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts for the FYE 31 DEC         ISSUER            YES             FOR                  FOR

2009 together with the Directors' and Auditors'

PROPOSAL #2: Declare a final dividend on the ordinary        ISSUER            YES             FOR                  FOR

 shares of 11 cents per ordinary share in respect of

the YE 31 DEC 2009, payable on 27 MAY 2010 to

shareholders on the register at the close of business

 on 16 APR 2010

PROPOSAL #3: Re-appoint Dr Ronald Goode as a Director        ISSUER            YES             FOR                  FOR

 of the Company in accordance with Article 104 of the

 Company's Articles of Association

PROPOSAL #4: Re-appoint Deloitte LLP as Auditors of          ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #5: Authorize the Directors to set the                 ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #6: Approve the Remuneration Committee                 ISSUER            YES             FOR                  FOR

report for the FYE 31 DEC 2009

PROPOSAL #7: Authorize the Directors for the purposes        ISSUER            YES             FOR                  FOR

 of Section 551 of the Companies Act 2006  the Act ,

to exercise all the powers of the Company to allot

relevant securities  as defined in Section 551  3

and  6  of the Act  up to an aggregate nominal amount

 of GBP 6,424,770; and comprising equity securities

Section 580 of the Act  up to an aggregate nominal

amount  when added to any allotments made under  a

above  of GBP 12,849,540 in connection with or

pursuant to an offer or invitation by way of a rights

 issue in favour of holders of ordinary shares in

proportion  as nearly as practicable  to the

respective number of ordinary shares held by them on

the record date for such allotment, CONTD..

PROPOSAL #S.8: Authorize the Directors, pursuant to          ISSUER            YES             FOR                  FOR

Section 570(1) and 573 of the Act to allot equity

securities  Section 560 of the Act  of the Company

for case pursuant to the authority conferred by that

resolution; and sell relevant shares  as Section

560(1) of the Act  held by the Company as treasury

shares for cash, as if Section 561 of the Act did not

 apply to any such allotment or sale, provided that

this power shall be limited to the allotment of

equity securities for cash and the sale of treasury

shares: i) in the case of the authority granted under

 resolution 8(a) above, and otherwise than pursuant

to paragraph (ii) of this resolution, up to an

aggregate nominal amount of GBP 963,715; and CONTD..

PROPOSAL #S.9: Authorize the Company for the purposes        ISSUER            YES             FOR                  FOR

 of Section 701 of the Act to make market purchases

within the meaning of Section 693 4  of the Act  of

any of its Ordinary Shares of 10p each in the capital

 of the Company on such terms and in such manner as

the Directors may from time to time determine, and

where such Shares are held as treasury shares, the

Company may use them for the purposes of its employee

 share schemes, provided that:  a  the maximum number

 of Ordinary Shares which may be purchased is

19,274,311 representing approximately 10% of the

issued ordinary share capital as at 7 APR 2010;  b

the minimum price which may be paid for each ordinary

 share is ten pence which shall be exclusive of

PROPOSAL #S.10: Approve the general meeting of                   ISSUER            YES             FOR                  FOR

shareholders of the Company other than an AGM may be

called on not less than 14 clear days' notice

PROPOSAL #S.11: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the Companies Act, are to be treated

 as provisions of the Company's Articles of

Association; and  b  the Articles of Association

produced to the meeting and initialled by the

Chairman of the meeting for the purpose of

identification be adopted as the Articles of

Association of the Company in substitution for, and

to the exclusion of, the existing Articles of

PROPOSAL #12: Approve and adopt the rules of the                ISSUER            YES             FOR                  FOR

Hikma Pharmaceuticals PLC 2009 Management Incentive

Plan  the Plan  described in the circular of which

the notice containing this resolution forms part and

in the form produced in draft to the meeting and for

the purpose of identification initialed by the

chairman of the meeting; and  b  the Directors of the

 Company be and are hereby authorized  i  to do all

such things as may be necessary or desirable to

implement the Plan and  ii  to adopt further plans

based on the Plan but modified to take account of

local tax, exchange control or securities law in

overseas territories, provided that any shares made

available under such further plans are treated as

counting against any limits on overall participation

PROPOSAL #13: Approve the Waiver granted by the Panel        ISSUER            YES         AGAINST           AGAINST

 of Takeovers and Mergers  described in the circular

to shareholders of the Company dated 9 APR 2010  the

Circular   of any requirements under Rule 9 of the

Takeover Code  as defined in the Circular  for the

Concert Party  as defined in the Circular to make a

general offer to Shareholders of the Company by

reason of any buy back of up to 19,274,311 ordinary

shares of the Company, as a result of which the

aggregate interest of the Concert Party in Ordinary

Shares could increase to 38.28% of the voting rights

PROPOSAL #14: Approve the Waiver granted by the Panel        ISSUER            YES         AGAINST           AGAINST

 of Takeovers and Mergers  described in the Circular

 of any requirements under Rule 9 of the Takeover

Code  as defined in the Circular  for the Concert

Party  as defined in the Circular and persons acting

in concert with them to make a general offer to

Shareholders of the Company by reason of the issue of

 up to 179,700 Ordinary Shares to members of the

Concert Party pursuant to the grand and vesting of

175,200 LTIP Awards and up to 4,500 MIP Awards  each

as defined in the Circular  as a result of which the

aggregate interest of the Concert Party in Ordinary

Shares would increase to 34.46% of the voting rights

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HILLS INDUSTRIES LTD

  TICKER:                  N/A                 CUSIP:   Q46290104

  MEETING DATE:      10/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.a: Re-elect Ms. Jennifer Hill-Ling as a          ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with the Company's Constitution and the

ASX Listing Rules

PROPOSAL #1.b: Re-elect Mr. Peter Stancliffe as a              ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with the Company's Constitution and the

ASX Listing Rules

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #3.: Approve the issue of 1,071,429 shares          ISSUER            YES             FOR                  FOR

at AUD 1.40 per share to Poplar Pty Limited ABN 63

007 611 154 [Poplar], as specified, for the purposes

of ASX Listing Rule 10.11

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HINDUSTAN CONSTR CO LTD

  TICKER:                  N/A                 CUSIP:   Y3213Q136

  MEETING DATE:      12/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Section 314(IB) and other applicable provisions, if

any, of the Companies Act, 1956 or any amendments or

substitution thereof and subject to the approval of

the Central Government and such other approvals as

may be necessary, that Mr. Arjun Dhawan, a relative

[son-in-law] of Mr. Ajit Gulabchand, Chairman &

Managing Director of the Company, hold and continue

to hold an office or place of profit as a President -

 HCC Infrastructure Business of the Company on the

specified remuneration with effect from 01 NOV 2009;

authorize the Selection Committee and/or the

Remuneration Committee of the Board and/or the Board

of Directors of the Company, as and when it may

determine and deem fit and proper, to revise the

aforesaid terms of remuneration and to promote him to

 the higher grade with all the usual allowances,

facilities and benefits as applicable to such grade;

to accept such modifications in the above terms of

remuneration as the Central Government may suggest or

 require or impose while granting its approval

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HINDUSTAN CONSTRUCTION CO LTD

  TICKER:                  N/A                 CUSIP:   Y3213Q136

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited balance            ISSUER            YES         ABSTAIN           AGAINST

sheet as at 31 MAR 2010, the Profit & Loss Account

for the YE on that date and the reports of the

Directors and Auditors thereon

PROPOSAL #2: Declare a dividend on Equity Shares                ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3: Re-appoint Mr. D.M.Popat as a Director,         ISSUER            YES         ABSTAIN           AGAINST

who retires by rotation

PROPOSAL #4: Re-appoint Mr. Y.H. Malegam as a                     ISSUER            YES         ABSTAIN           AGAINST

Director, who retires by rotation

PROPOSAL #5: Re-appoint M/s. K. S. Aiyar & Co.,                 ISSUER            YES         ABSTAIN           AGAINST

Chartered Accountants, Mumbai, bearing ICAI

Registration No. 100186W, the retiring Auditors of

the Company, as the Auditors of the Company,

including all its Branch Offices / Sites, to hold

office from the conclusion of this AGM until the

conclusion of the next AGM on a remuneration as may

be fixed by the Board of Directors of the Company;

authorize the Board of Directors in consultation with

 the Company's Auditors to appoint Branch Auditor(s)

of the Company, to audit the accounts of the

Company's Project Sites within and outside India,

present and future on such terms and conditions

including remuneration as the Board of Directors may

PROPOSAL #6: PLEASE NOTE THAT THIS RESOLUTION IS A            ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: Appoint Mr. K. G. Tendulkar,

liable to retire by rotation

PROPOSAL #7: PLEASE NOTE THAT THIS RESOLUTION IS A            ISSUER            YES         ABSTAIN           AGAINST

SHAREHOLDER PROPOSAL: Appoint Mr. Anil C. Singhvi,

liable to retire by rotation

PROPOSAL #8: Approve, pursuant to the provisions of          ISSUER            YES         ABSTAIN           AGAINST

Sections 16, 94 and all other applicable provisions,

if any, of the Companies Act, 1956, (including any

statutory modification or re-enactment thereof for

the time being in force), the authorized Share

Capital of the Company of INR 50,00,00,000 divided

into 49,50,00,000 Equity Shares of INR 1 each and

50,000, 9.5%, Redeemable Cummulative Preference

Shares of INR 100 each be and is hereby increased to

INR 100,00,00,000 divided into 90,00,00,000 Equity

Shares of INR 1 each and 1,00,00,000 Redeemable

Preference Shares of INR 10 each with the power to

the Board to decide to classify and reclassify from

time to time such Preference Shares and fix the

dividend and/or the premium payable on the same upon

PROPOSAL #CONT: CONTD. amend the Memorandum of                   ISSUER             NO              N/A                  N/A

Association of the Company by substituting the

existing Clause V thereof by the specified Clause V;

for the purpose of giving effect to this resolution,

authorize the Board of Directors of the Company to

take all such steps and actions and give such

directions as may be in its absolute discretion deem

necessary and to settle any question that may arise

in this regard

PROPOSAL #S.9: Approve, pursuant to provisions of              ISSUER            YES         ABSTAIN           AGAINST

Section 31 and all other applicable provisions, if

any, of the Companies Act, 1956, (including any

statutory modification or re-enactment thereof for

the time being in force), the existing Articles of

Association of the Company be and is hereby altered

by substituting the existing Article 6a with the

Article 6 as under and by deleting the existing

Articles 6b and 6c: Article 6 the Capital of the

Company is INR 100,00,00,000 divided into INR

90,00,00,000 Equity Shares of INR 1 each and

1,00,00,000 Redeemable Preference Shares of INR 10

each, for the purpose of giving effect to this

resolution, authorize the Board of Directors of the

Company to take all such steps and actions and give

such directions as may be in its absolute discretion

deem necessary and to settle any question that may

PROPOSAL #S.10: Approve, pursuant to provisions of            ISSUER            YES         ABSTAIN           AGAINST

Section 31 and all other applicable provisions, if

any, of the Companies Act, 1956, (including any

statutory modification or re-enactment thereof for

the time being in force), the existing Articles of

Association of the Company be and is hereby altered

by substituting the existing Article 201 with the

following Article: Art 201 (1), Art 201 (2), Art 201

(3), Art 201 (4) are as specified; effect to this

resolution, authorize the Board of Directors of the

Company to take all such steps and actions and give

such directions as may be in its absolute discretion

deem necessary and to settle any question that may

arise in this regard

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HINDUSTAN OIL EXPLORATION CO LTDHOEC

  TICKER:                  N/A                 CUSIP:   Y3224Q117

  MEETING DATE:      9/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009 and profit and loss account

for the YE on that date and the reports of the

Directors and the Auditors' thereon

PROPOSAL #2.: Re-appoint Mr. R. Vasudevan as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #3.: Appoint M/s. Deloitte Haskins & Sells,         ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Auditors of the Company

 to hold office until the conclusion of the next AGM

and authorize the Board of Directors of the Company

to fix their remuneration

PROPOSAL #4.: Re-appoint Mr. Sunil Behari Mathur as a        ISSUER            YES             FOR                  FOR

 Director, Additional Director, who's term expires on

 the date of this meeting and in respect of whom the

Company has received a notice Section 257 of the

Companies Act, 1956, from a member, proposing his

candidature for the office of a Director

PROPOSAL #5.: Re-appoint Mr. Mukesh Butani as a                 ISSUER            YES             FOR                  FOR

Director, in casual vacancy, who's term expires on

the date of this meeting and in respect of whom the

Company has received a notice Section 257 of the

Companies Act, 1956, from a member, proposing his

candidature for the office of a Director

PROPOSAL #6.: Re-appoint Mr. Sergio Adriano Laura as         ISSUER            YES             FOR                  FOR

a Director, Additional Director, who's term expires

on the date of this meeting and in respect of whom

the Company has received a notice Section 257 of the

Companies Act, 1956, from a member, proposing his

candidature for the office of a Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HISAKA WORKS,LTD.

  TICKER:                  N/A                 CUSIP:   J20034104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HISCOX LTD

  TICKER:                  N/A                 CUSIP:   G4593F104

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts of the of the                 ISSUER            YES             FOR                  FOR

Company for the YE 31 DEC 2009 together with the

Directors' and the Auditors' report thereon

PROPOSAL #2: Approve the Director's remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3: Re-appoint RS Childs as a Director who          ISSUER            YES             FOR                  FOR

retires in accordance with the Bye-Laws of the Company

PROPOSAL #4: Re-appointment of SJ Bridges as a                   ISSUER            YES             FOR                  FOR

Director who retires in accordance with the Bye-Laws

of the Company

PROPOSAL #5: Appointment of KPMG as the Auditors of          ISSUER            YES             FOR                  FOR

the Company to hold office from the

PROPOSAL #6: Authorize the Directors, in accordance          ISSUER            YES             FOR                  FOR

with Bye-Law 5(b) of the Company's Bye-laws: to allot

 Relevant Securities up to an aggregate nominal

amount of GBP 6,187,832: and further to allot

Relevant Securities up to an additional aggregate

nominal amount of GBP 6,187,832 in connection with a

Rights issue; Authority expire at the conclusion of

the next AGM of the Company after the passing of this

 resolution or, if earlier, on 01 JUL 2011 ; and the

Company may, before this authority expires, make an

offer or agreement which would be might require

Relevant Securities to be allotted after it expires

and the Directors may allot shares or grant rights in

 pursuance of such offer CONTD

PROPOSAL #S.7: Authorize the Directors, subject to            ISSUER            YES             FOR                  FOR

the passing of resolution 6 above, in accordance with

 Bye-law 7(a)of the Companys Bye-Laws to allot for

cash Equity Securities  as defined in Bye-law 6(g)(i)

 o f the Companys Bye-laws  pursuant to the general

authority conferred on them by the resolution passed

under Bye-laws did not apply to the allotment but

this power shall be limited : (i) to the allotment of

 Equity Securities in connection with an offer or

issue to or in favour of holders on the register of

Shares on a date fixed by the Directors where the

equity Securities respectively attributable to the

interests of all those all proportionate  as nearly

as practicable  to the respective numbers of shares

held by them on that date but the Directors may make

such exclusions CONTD

PROPOSAL #S.8: Authorize the Company, that in                     ISSUER            YES             FOR                  FOR

accordance with Bye-Law 9(a) of the Company Bye-Laws

to make market purchases of its own shares on such

terms and in such manner as the Directors may

determine provided that a) the maximum number of

shares that may be purchased under this authority is

37,502,014; b) the maximum price which may be paid

for any share purchased under this authority shall

not be more than the higher of an amount equal to

105% of the average of the middle market of the

prices shown in the quotations for the shares on the

London Stock Exchange Daily official List for the

five business days immediately preceding the day on

which that share is purchased and the amount

stipulated by Article 5(1) of the Buy-back and

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HITACHI KOKUSAI ELECTRIC INC.

  TICKER:                  N/A                 CUSIP:   J20423109

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HITACHI TRANSPORT SYSTEM,LTD.

  TICKER:                  N/A                 CUSIP:   J2076M106

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HITACHI ZOSEN CORPORATION

  TICKER:                  N/A                 CUSIP:   J20790101

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Reduce Term of                 ISSUER            YES             FOR                  FOR

Office of Directors to One Year

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

PROPOSAL #6.: Approve Provision of Retirement                     ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors and Retiring

Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HITE HOLDINGS CO LTD

  TICKER:                  N/A                 CUSIP:   Y3234H107

  MEETING DATE:      7/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the partial amendment to                   ISSUER            YES         AGAINST           AGAINST

Articles of Incorporation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HITE HOLDINGS CO LTD

  TICKER:                  N/A                 CUSIP:   Y3234H107

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to                     ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Election of the Directors                                  ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the limit of remuneration and            ISSUER            YES             FOR                  FOR

bonuses for the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HKC (HOLDINGS) LTD

  TICKER:                  N/A                 CUSIP:   G4516H120

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 subject to the Listing Committee of the Stock

Exchange of Hong Kong Limited granting a listing of,

and permission to deal in the new shares of HKD 0.01

each in the capital of the Company (the shares) to be

 issued pursuant to this resolution that: a) the sum

of HKD 8,278,252.86 being part of the amount standing

 to the credit of the contributed surplus account of

the Company be capitalized and directed to

appropriate the said sum in paying up in full

827,825,286 unissued Shares (the Bonus Shares), such

Bonus Shares to be issued, allotted and distributed,

credited as fully paid up, to and among holders of

shares standing in the register of Members 0of the

Company at close of business on 30 OCT 2009 (the

Record Date) in the proportion of 1 Bonus Share for

every 10 existing issued Shares held on the Record

Date and that such Bonus Shares shall rank for all

purposes pari passu with the existing Shares in issue

 on the Record Date, except that they will not be

entitled to the Bonus Shares as mentioned in this

resolution, and provided that in case where the

address of any holder of Shares as shown on the

register of Members of the Company at the close of

business on the Record Date is outside Hong Kong (the

 Overseas Shareholder) and upon making relevant

enquiries, the Directors consider the exclusion of

those Overseas Shareholders is necessary or expedient

 on account either of the legal restrictions under

the laws of the relevant jurisdiction or the

requirements of the relevant regulatory body or stock

 exchange in that place, the Bonus Shares shall not

be issued to such Overseas Shareholders (the Excepted

 Shareholders) but shall be aggregated and issued to

a nominee (the Nominee) to be named by the Directors

and such Bonus Shares shall be sold as soon as

practicable after dealing in the Bonus Shares

commences and the net proceeds of sale, after

deduction of expenses, shall be distributed pro rata

to the relevant Excepted Shareholders unless the

amount falling to be distributed to any such Excepted

 Shareholders is less than HKD 100, in which case

such amount shall be retained for the benefit of the

Company; no fractional Bonus Shares shall be issued,

allotted and distributed and that all Bonus Shares

representing fractions shall be aggregated and

allotted to the Nominee on trust to sell the same at

such time as the Nominee thinks fit for the benefit

of the Company; and authorize the Directors to do all

 acts and things and execute all documents or make

such arrangement as they may determine to be

appropriate, necessary or desirable to give effect to

 or to implement the foregoing, including but not

limited to, determining the exact amount to be

capitalized out of the contributed surplus account of

 the Company and the exact number of Bonus Shares to

be issued, allotted and distributed in the manner

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HKC (HOLDINGS) LTD

  TICKER:                  N/A                 CUSIP:   G4516H120

  MEETING DATE:      6/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited                          ISSUER            YES             FOR                  FOR

consolidated financial statements and the reports of

the Directors and Auditor for the YE 31 DEC 2009

PROPOSAL #2.I: Re-elect Mr. Oei Kang, Eric as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.II: Re-elect Mr. Tang Sau Wai, Tom as a          ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #2.III: Re-elect Ms. Yen Teresa as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.IV: Re-elect Mr. Wan Ming Sun as a                   ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #2.V: Re-elect Mr. Wan Man Yee as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #2.VI: Re-elect Mr. Fan Yan Hok, Philip as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3: Authorize the Board of Directors to fix         ISSUER            YES             FOR                  FOR

the remuneration of the Directors

PROPOSAL #4: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditor of the Company and authorize the Directors

to fix their remuneration

PROPOSAL #5: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to allot, issue and deal with additional shares in

the Company, not exceeding 20% of the issued share

capital of the Company as at the date of the

resolution (the Issue Mandate)

PROPOSAL #6: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to repurchase shares in the Company, not exceeding

10% of the issued share capital of the Company as at

the date of the resolution (the Repurchase Mandate)

PROPOSAL #7: Approve, conditional on the passing of          ISSUER            YES             FOR                  FOR

the resolutions to grant the Issue Mandate and the

Repurchase Mandate, to extend the authority to allot,

 issue and deal with shares under the Issue Mandate

by an additional number representing such number of

shares repurchased by the Company under the

Repurchase Mandate

PROPOSAL #8: Approve the Bonus Warrant Issue                       ISSUER            YES             FOR                  FOR

PROPOSAL #9: Approve the Bonus Share Issue                           ISSUER            YES             FOR                  FOR

PROPOSAL #10: Approve the distribution, conditional          ISSUER            YES             FOR                  FOR

on the passing of Resolution 11

PROPOSAL #S.11: Approve the Share Premium Reduction           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HKR INTERNATIONAL LTD

  TICKER:                  N/A                 CUSIP:   G4520J104

  MEETING DATE:      9/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited                        ISSUER            YES             FOR                  FOR

consolidated financial statements, the reports of the

 Directors and the Auditors of the Company for the YE

 31 MAR 2009

PROPOSAL #2.i: Re-elect Mr. CHA Mou Zing Victor as an        ISSUER            YES             FOR                  FOR

 Executive Director

PROPOSAL #2.ii: Re-elect Dr. CHENG Kar Shun Henry as         ISSUER            YES         AGAINST           AGAINST

an Independent Non-Executive Director

PROPOSAL #2.iii: Re-elect Mr. CHEUNG Wing Lam Linus          ISSUER            YES             FOR                  FOR

as a Non-Executive Director

PROPOSAL #2.iv: Re-elect Dr. QIN Xiao as an                        ISSUER            YES             FOR                  FOR

Independent Non-Executive Director

PROPOSAL #2.v: Re-elect Ms. WONG CHA May Lung                     ISSUER            YES         AGAINST           AGAINST

Madeline as a Non-Executive Director

PROPOSAL #2.vi: Authorize the Board of Directors of          ISSUER            YES             FOR                  FOR

the Company to fix the fees of all Directors

[including any new Director who may be appointed] for

 the year ending 31 MAR 2010

PROPOSAL #3.: Re-appoint Messrs. Deloitte Touche                ISSUER            YES             FOR                  FOR

Tohmatsu as the Auditor for the ensuing year and

authorize the Board of Directors of the Company to

fix their remuneration

PROPOSAL #4.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 subject to this resolution numbered 4 and all

applicable laws, to allot, issue or grant, distribute

 and otherwise deal with additional shares in the

capital of the Company and make, issue or grant

offers, agreements and options including warrants,

bonds, debentures, notes and other securities which

carry rights of subscription for or conversion into

shares of the Company, during and after the relevant

period, shall not exceed the aggregate of 20% of the

aggregate nominal amount of the issued share capital

of the Company, otherwise than pursuant to i] a

rights issue; or ii] the exercise of options or

similar arrangement from the time being adopted by

the Company in accordance with the Rules Governing

the Listing of Securities on the Stock Exchange of

Hong Kong Limited for the grant or issue of shares or

 rights to acquire shares in the Company; or iii] the

 exercise of subscription or conversion rights under

the terms of any existing warrants, bonds,

debentures, notes or other securities issued by the

Company; or iv] any scrip dividend or similar

arrangement providing for the allotment of shares in

lieu of the whole or part of a dividend on shares in

the Company in accordance with the Articles of

Association of the Company from time to time; or v] a

 special authority granted by the shareholders of the

 Company in general meeting; [Authority expires the

earlier of the conclusion of the next AGM of the

Company or the expiration of the period within which

the next AGM of the Company is required by the

Articles of Association of the Company or any other

PROPOSAL #5.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 subject to this Resolution number 5 and all

applicable laws, to purchase or repurchase shares of

all classes and securities which carry a right to

subscribe or purchase shares issued directly or

indirectly, on The Stock Exchange of Hong Kong

Limited [Stock Exchange] or any other stock exchange

on which the shares of the Company have been or may

be listed and recognized by the Securities and

Futures Commission of Hong Kong or the Stock Exchange

 for such purposes, subject to and in accordance with

 all applicable laws and/or the requirements of the

Rules Governing the Listing of Securities on the

Stock Exchange or other stock exchange as amended

from time to time, not exceeding 10% of the aggregate

 nominal amount of the issued share capital of the

Company; [Authority expires the earlier of the

conclusion of the next AGM of the Company; or the

expiration of the period within which the next AGM of

 the Company is required by the Articles of

Association of the Company or any other applicable

PROPOSAL #6.: Approve, conditional upon the passing          ISSUER            YES         AGAINST           AGAINST

of Resolutions 4 and 5, the general mandate granted

to the Directors of the Company pursuant to

Resolution 4 to allot, issue, grant, distribute and

otherwise deal with additional shares in the capital

of the Company and to make, issue or grant offers,

agreements and options including warrants, bonds,

debentures, notes and other securities which carry

rights of subscription for or conversion into shares

of the Company be extended by the addition thereto of

 an amount representing the aggregate nominal amount

of the shares of the Company purchased or repurchased

 by the Company under the authority granted by

Resolution 5, provided that such extended amount

shall not exceed 10% of the aggregate nominal amount

of the share capital of the Company in issue at the

date of the passing of this resolution

PROPOSAL #S.7: Amend the Memorandum of Association of        ISSUER            YES             FOR                  FOR

 the Company in the following manner: i] by deleting

Clause 2 in its entirety and substituting therewith

the following as new Clause 2 as specified; [ii] the

reference to Section 190 of the Companies Law in

Clause 8 be amended to Section 193 of the Companies

PROPOSAL #S.8: Amend the Articles of Association of          ISSUER            YES             FOR                  FOR

the Company [the Articles] in the following manner,

all expressions used in this resolution numbered 8

have the same meanings as set out in the Articles

unless specified herein: i] by redefining the

definitions of business day and electronic and adding

 a new definition of Electronic Transactions Law in

existing Article 2.[a] as follows: as specified; ii]

by adding new paragraphs to the following existing

Articles 2.[c] Section 8, 165.[f]. 167[f] as

specified; iii] by deleting the existing Articles 73,

 80 to 84, 166, 167[e] in their entirety and

substituting therewith the following as new Articles

73, 80 to 84, 166 and 167[e] as specified; iv] by

deleting the relevant phrases in the following

existing Articles; v] by amending the word include to

 exclude in Article 116

PROPOSAL #S.9: Approve and adopt the reprinted                   ISSUER            YES             FOR                  FOR

memorandum and Articles of Association of the Company

 including the amendments made by passing the

resolutions 7 and 8, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HKR INTERNATIONAL LTD

  TICKER:                  N/A                 CUSIP:   G4520J104

  MEETING DATE:      3/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Construction and        ISSUER            YES             FOR                  FOR

 Renovation Services Framework Agreement dated 20 JAN

 2010 entered into between the Company and Hanison

Construction Holdings Limited  the Construction and

Renovation Agreement , in respect of which a copy of

the circular dated 9 FEB 2010  the Circular marked A

and a copy of the Construction and Renovation

Agreement marked B have been produced to the meeting

and signed by the Chairman of the meeting for the

purpose of identification, and the terms of and the

transactions contemplated thereunder  the Continuing

Connected Transactions ; the annual caps  as

specified  in relation to the Continuing Connected

Transactions CONTD.

PROPOSAL #2.: Approve and ratify the Sale and                     ISSUER            YES             FOR                  FOR

Purchase Agreement dated 25 JAN 2010 entered into

between Broad Base International Limited, the

Company's wholly-owned subsidiary, Cagen Holdings

Limited and BC Investment LLC  the Sale and Purchase

Agreement , in respect of which a copy of the Sale

and Purchase Agreement marked C has been produced to

the meeting and signed by the Chairman of the meeting

 for the purpose of identification, and the terms of

and the transactions contemplated thereunder; and

authorize any Director or Directors of the Company

for and on behalf of the Company, to execute all such

 documents and to do all such acts or things

incidental to, ancillary to or in connection with the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HKSCAN CORPORATION, TURKU

  TICKER:                  N/A                 CUSIP:   X5056X103

  MEETING DATE:      11/24/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Calling the meeting to order                           ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Election of persons to scrutinize the          ISSUER             NO              N/A                  N/A

minutes and to supervise the counting of votes

PROPOSAL #4.: Recording the legality of the meeting           ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Recording the attendance at the meeting        ISSUER             NO              N/A                  N/A

 and adoption of the list of votes

PROPOSAL #6.: Authorize the Board to decide on                   ISSUER            YES             FOR                  FOR

directed share issue

PROPOSAL #7.: Amend the Article 3 of the Articles of         ISSUER            YES             FOR                  FOR

Association

PROPOSAL #8.: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HKSCAN CORPORATION, TURKU

  TICKER:                  N/A                 CUSIP:   X5056X103

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Calling the meeting to order                             ISSUER             NO              N/A                  N/A

PROPOSAL #3: Election of persons to scrutinize the            ISSUER             NO              N/A                  N/A

minutes and to  supervise the counting

PROPOSAL #4: Recording the legality of  the meeting           ISSUER             NO              N/A                  N/A

PROPOSAL #5: Recording the attendance at  the meeting        ISSUER             NO              N/A                  N/A

 and adoption of the list of votes

PROPOSAL #6: Presentation of the financial                         ISSUER             NO              N/A                  N/A

statements, the report of the  Board of Directors and

 the  Auditor's report for the  year 2009

PROPOSAL #7: Adopt the financial  statements                       ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve to use the profit shown on the          ISSUER            YES             FOR                  FOR

balance sheet and the payment of dividend

PROPOSAL #9: Grant discharge  from liability of the          ISSUER            YES             FOR                  FOR

Members of  the Board of  Directors and the CEO

PROPOSAL #10: Approve the remuneration of the Members        ISSUER            YES             FOR                  FOR

 of the Board of Directors

PROPOSAL #11: Approve the number of  Members of the          ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #12: Election of members of the Board of              ISSUER            YES             FOR                  FOR

Directors: in accordance with the recommendation

given by the Board of Directors' Nomination

Committee, representing over two thirds of the voting

 rights in HKScan Corporation, the Board of Directors

 proposes to the Annual General Meeting that the

current Board members Mr Markku Aalto, Ms Tiina

Varho-Lankinen, Mr Matti Karppinen and Mr Matti Murto

 be re-elected for a further term of office and that

Mr Pasi Laine and Mr Otto Ramel be elected as new

members of the Board of Directors

PROPOSAL #13: Approve the remuneration of the Auditor        ISSUER            YES             FOR                  FOR

PROPOSAL #14: Election of PricewaterhouseCoopers Oy          ISSUER            YES             FOR                  FOR

as Auditor

PROPOSAL #15: Amend the  Articles of Association                ISSUER            YES             FOR                  FOR

PROPOSAL #16: Authorize the Board of  Directors to            ISSUER            YES             FOR                  FOR

decide on the  purchase of the Company's own  Series

A shares to the AGM to resolve on purchasing the

Company's own Series A shares

PROPOSAL #17: Authorize the Board of  Directors to            ISSUER            YES             FOR                  FOR

resolve on an issue of shares, options as well  as

other instruments entitling  to shares

PROPOSAL #18: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HMV GROUP PLC

  TICKER:                  N/A                 CUSIP:   G45278101

  MEETING DATE:      9/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the Directors' and        ISSUER            YES             FOR                  FOR

 Auditors' reports and the statement of accounts for

the 52 weeks ended 25 APR 2009

PROPOSAL #2.: Approve the Directors' Remuneration              ISSUER            YES             FOR                  FOR

Report for the YE 25 APR 2009

PROPOSAL #3.: Declare a final dividend of 5.6p per            ISSUER            YES             FOR                  FOR

Ordinary Share

PROPOSAL #4.: Re-elect Robert Swannell as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Andy Duncan as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-elect Lesley Knox as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-elect Neil Bright as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Re-appoint Ernst & Young LLP as the              ISSUER            YES             FOR                  FOR

Auditors until the conclusion of the next AGM at

which accounts are laid before the Company

PROPOSAL #9.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the Auditors remuneration

PROPOSAL #10.: Approve to renew the authority to                ISSUER            YES             FOR                  FOR

allot relevant securities conferred on the Directors

by the Company's Articles of Association; [the

'Section 80 prescribed period'] and for such period

the 'Section 80 amount' shall be GBP 950,030.54; and

[Authority expires the earlier of the conclusion of

the next AGM of the Company to be held after the date

 of passing of this resolution or the period ending

PROPOSAL #11.: Authorize the Company, in accordance          ISSUER            YES             FOR                  FOR

with Sections 366 and 367 of the Companies Act 2006

the Company and all Companies that are subsidiaries

at any time during the period for which this

resolution is effective: a] make political donations

to political parties and/or independent candidates

not exceeding GBP 50,000 in total; b] make political

donations to political organizations other than

political parties, not exceeding GBP 50,000 in total;

 and c] incur political expenditure not exceeding GBP

 50,000 in total, [Authority expires the earlier of

the conclusion of the next AGM of the Company to held

 after the date of passing of this resolution or

ending on 03 DEC 2010]

PROPOSAL #S.12: Approve, subject to the passing of            ISSUER            YES             FOR                  FOR

Resolution 10 above, the power to allot equity

securities for cash, which is conferred on the

Directors by Articles 3.6 of the Company's Articles

of Association, as if Section 89[1] of the Companies

Act 1985 did not apply to any such allotment be and

is hereby renewed for the Section 80 prescribed

period [as specified in Resolution 10 above] and for

such period the 'Section 89 amount' shall be GBP

PROPOSAL #S.13: Authorize the Company, pursuant to            ISSUER            YES             FOR                  FOR

the authorities contained in its Articles of

Association, to market purchases [within the meaning

of Section 163[3] of the Companies Act 1985] of up to

 a maximum of 42,358,705 Ordinary Shares of 1p each

provided that: a] the maximum price per Ordinary

Share is not more than 5% above the average middle

market value for an Ordinary Share as derived from

the London Stock Exchange Daily Official List for the

 last 5 business days in respect of which such Daily

Official List is published before the purchase is

made, and the minimum price per Ordinary Share is not

 less than 1p, the maximum and minimum prices being

exclusive of any expenses; [Authority expires the

earlier of the conclusion of the next AGM of the

Company or on 03 DEC 2010]; except in relation to the

 purchase of any Ordinary Shares the contract for

which was concluded before the date of expiry of the

authority and which would or might be completed

wholly or partly after such date

PROPOSAL #S.14: Amend the Articles of Association,            ISSUER            YES             FOR                  FOR

that, with effect from 00.01 a.m. on 01 OCT 2009, by

deleting all the provisions of the Company's

Memorandum of Association which, by virtue of Section

 28 of the Companies Act 2006, are to be treated as

provisions of the Company's Articles of Association,

save for the sentence in Clause 5 of the Company's

Memorandum of Association which states that the

liability of the Members is limited, which shall be

deemed to be incorporated in the Company's Articles

of Association by virtue and Section 28 of the

Companies Act 2006; and approve that, a general

meeting other than an AGM may be called on not less

than 14 clear days' notice, and that the Articles of

Association of the Company be amended accordingly by

the deletion of Article 18.1 of the existing Articles

 of Association and its replacement as specified; an

AGM shall be called by at least 21 clear days' notice

 in writing and any other GM shall be called at least

 14 clear days' notice in writing, such notice to be

given in accordance with Article 41

PROPOSAL #15.: Amend the Incentive Arrangements, the         ISSUER            YES             FOR                  FOR

rules relating to the Performance Conditions [as

specified in the rules of the HMV Group Annual Bonus

Plan [the Annual Bonus Plan] applicable to future

Annual Bonuses awarded under the Annual Bonus Plan as

 specified, and the rules relating to the Performance

 Conditions [as specified in the rules of the HMV

Group Performance Share Plan [the Performance Share

Plan] applicable to future Awards under the

Performance Share Plan as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HO TUNG CHEMICAL CORP

  TICKER:                  N/A                 CUSIP:   Y37243105

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the report on the 2009                     ISSUER             NO              N/A                  N/A

business operations

PROPOSAL #A.2: Receive the 2009 audited reports                  ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Receive the report on the status of            ISSUER             NO              N/A                  N/A

endorsement and guarantee

PROPOSAL #A.4: Receive the report on the status of            ISSUER             NO              N/A                  N/A

convertible bonds

PROPOSAL #A.5: Receive the report on the                              ISSUER             NO              N/A                  N/A

establishment for the rules of the Board meetings

PROPOSAL #A.6: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution           ISSUER            YES             FOR                  FOR

PROPOSAL #B.3: Amend the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #B.4: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings as follows: proposed stock

dividend: 120 for 1,000 shares held

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOCHSCHILD MINING PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G4611M107

  MEETING DATE:      10/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Directors, pursuant to          ISSUER            YES             FOR                  FOR

Section 571 of the Companies Act 2006 [the 2006 Act],

 in addition to all existing powers, pursuant to

Section 89 of the Companies Act 1985, to allot equity

 securities [as specified in Section 560 of the 2006

Act] of the Company for cash in reliance upon the

authorizations conferred by Resolution 10 passed at

the Company's 2009 AGM, as if Section 561 of the 2006

 Act did not apply to any such allotment provided

that this power shall be limited to the allotment of

equity securities for cash up to on aggregate nominal

 amount of GBP 4,540,304.25; and [Authority expires

the earlier of the conclusion of the AGM of the

Company in 2010 or 30 JUN 2010]; and the Directors

may allot equity securities after the expiry of this

authority in pursuance of such an offer or agreement

made prior to such expiry

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOCHSCHILD MINING PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G4611M107

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Audited account of the                 ISSUER            YES             FOR                  FOR

Company for the YE 31 DEC 2009, together with the

Directors' report and the Auditors' report thereon

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3: Approve the final dividend for the FYE          ISSUER            YES             FOR                  FOR

31 DEC 2009 of USD 0.02 per ordinary share

PROPOSAL #4: Election of Fred Vinton as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #5: Re-elect Eduardo Hochschild as a                     ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #6: Re-elect Dionisio Romero as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #7: Re-appoint Ernst & Young LLP as a                   ISSUER            YES             FOR                  FOR

Auditors of the Company until the conclusion of the

next general meeting at which accounts are laid

before the Company

PROPOSAL #8: Authorize the Audit Committee of the              ISSUER            YES             FOR                  FOR

Company to set the remuneration of the Auditors

PROPOSAL #9: Authorize the Directors, pursuant to and        ISSUER            YES             FOR                  FOR

 in accordance with Section 551 of the Companies Act

2006 to exercise all the powers of the Company to

allot shares or grant rights to subscribe for or to

convert any security into shares: 9.1 up to a nominal

 amount of GBP 28,173,768; 9.2 comprising equity

securities  as defined in Section 560 1  of the 2006

Act  up to a further nominal amount of GBP 28,173,768

 in connection with an offer by way of a rights

issue; such authorities to apply in substitution for

all previous authorities pursuant to Section 80 of

the Companies Act 1985; CONTD

PROPOSAL #CONT: CONTD and  Authority expires at the          ISSUER             NO              N/A                  N/A

end of the next AGM or on 30 JUN 2011 ; but, in each

case, so that the Company may make offers and enter

into agreements during the relevant period which

would or might require shares to be allotted or

rights to subscribe for or to convert any security

into shares to be granted after the authority ends

PROPOSAL #S.10: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the passing of Resolution 9, to allot equity

securities  as defined in Section 560 1  of the 2006

Act  wholly for cash: 10.1 pursuant to the authority

given by Paragraph 9.1 of resolution 9 above or where

 the allotment constitutes an allotment of equity

securities by virtue of Section 560 3  of the 2006

Act in each case:  1  in connection with a pre-

emptive offer; and  ii  otherwise than in connection

with a pre-emptive offer, up to an aggregate nominal

amount of GBP 4,226,065; and 10.2 pursuant to the

authority given by paragraph 9.2 of resolution 9

above in connection with a rights issue, as if

Section 561 1  of the 2006 Act did not apply to any

such allotment; CONTD

PROPOSAL #CONT: CONTD  Authority expires at the end          ISSUER             NO              N/A                  N/A

of the next AGM or on 30 JUN 2011 ; whichever is

earlier but so that the Company may make offers and

enter into agreements during this period which would,

 or might, require equity securities to be allotted

after the power ends

PROPOSAL #S.11: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purpose of Section 701 of the 2006 Act to make market

 purchases  as defined in Section 693 of that Act  of

 ordinary shares of GBP 0.25 each in the capital of

the Company provided that: the maximum aggregate

number of ordinary shares authorized to be purchased

is 33,808,522 an amount equal to 10% of the Company's

 issued ordinary share capital as at 06 APR 2010 ;

the minimum price which may be paid for an ordinary

share is GBP 0.25 per ordinary share; the maximum

price which may be paid for an ordinary share is an

amount equal to the higher of  i  105% of the average

 of the closing price of the Company's ordinary

shares as derived from the London stock exchange

daily official list for the 5 business days

immediately preceding the day on which such ordinary

share is contracted to be purchased CONTD

PROPOSAL #CONT: CONTD or  ii  the higher of the price        ISSUER             NO              N/A                  N/A

 of the last independent trade and the higher current

 bid as stipulated by Article 5 1  of Commission

regulation  EC  22 DEC 2003 implementing the market

abuse directive as regards exemptions for buy-back

programmes and stabilization of financial instruments

 No 2273/2003 :  Authority expires at the conclusion

of the AGM of the Company held in 2011 or, if earlier

 30 JUN 2011 ;  except in relation to the purchase of

 shares the contract for which was concluded before

the expiry of such authority and which might be

executed wholly or partly after such expiry unless

such authority is renewed prior to such time

PROPOSAL #S.12: Adopt the Articles of Association              ISSUER            YES             FOR                  FOR

produced to the meeting and initalled by the Chairman

 of the meeting for the purpose of identification as

the Articles of Association of the Company in

substitution for, and to the exclusion of, the

existing Articles of association

PROPOSAL #S.13: Approve the general meeting other              ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 clear

days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOGANAS AB

  TICKER:                  N/A                 CUSIP:   W4175J146

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening the AGM and Election of Anders          ISSUER             NO              N/A                  N/A

G. Carlberg as the Chairman of the Board

PROPOSAL #2: Preparing and approving the Voting List         ISSUER             NO              N/A                  N/A

PROPOSAL #3: Approving the agenda                                           ISSUER             NO              N/A                  N/A

PROPOSAL #4: Appointing two people to verify the                ISSUER             NO              N/A                  N/A

minutes

PROPOSAL #5: Consideration of whether the AGM has              ISSUER             NO              N/A                  N/A

been duly convened

PROPOSAL #6: Submission of the Annual Report and                ISSUER             NO              N/A                  N/A

Audit Report, and the Consolidated Financial

Statements and Consolidated Audit Report, including

statements from the Chief Executive Officer and a

statement on the activities of the Board and the

PROPOSAL #7.a: Adopt the income statement and balance        ISSUER            YES             FOR                  FOR

 sheet and the consolidated income statement and

consolidated balance sheet

PROPOSAL #7.b: Approve the appropriation of the                 ISSUER            YES             FOR                  FOR

Company's profits pursuant to the adopted balance

sheet and dividend of SEK 3 per share for the FY

2009, with Thursday 29 APR 2010 as the record date:

if the AGM resolves pursuant to the proposal,

dividends will be scheduled for disbursement from

Euroclear Sweden AB on Tuesday 04 MAY 2010

PROPOSAL #7.c: Grant discharge to the Board Members          ISSUER            YES             FOR                  FOR

and Chief Executive Officer from liability

PROPOSAL #8: Approve the number of Board Members will        ISSUER            YES             FOR                  FOR

 be eight, with no Deputies

PROPOSAL #9: Approve, the Directors' fees will be,            ISSUER            YES             FOR                  FOR

unchanged, SEK 2,100,000, with the Chairman of the

Board receiving SEK 450,000 and other Members elected

 by the AGM but not employed by the group each

receiving SEK 225,000, and the remaining SEK 300,000

payable as remuneration for Committee activities, at

SEK 50,000 each to the two external Board Members in

the Company's Finance Committee and SEK 100,000 to

the Chairman of the Company's Audit Committee and SEK

 50,000 each to the two External Board Members of the

 Audit Committee, with no remuneration payable for

work in the Remuneration Committee

PROPOSAL #10: Re-elect of Anders G. Carlberg, Alrik          ISSUER            YES             FOR                  FOR

Danielson, Peter Gossas, Urban Jansson, Bengt Kjell,

Jenny Linden Urnes, Bernt Magnusson and Erik Urnes as

 the Board of Directors and re-election of Anders G.

Carlberg as the Chairman of the Board

PROPOSAL #11: Approve the Auditors' fees                              ISSUER            YES             FOR                  FOR

PROPOSAL #12: Approve the proposal regarding the                ISSUER            YES             FOR                  FOR

Election Committee, as specified

PROPOSAL #13: Approve the proposal regarding the                ISSUER            YES             FOR                  FOR

guidelines for remunerating the Corporate Management,

 as specified

PROPOSAL #14.a: Authorize the Board of Directors, for        ISSUER            YES             FOR                  FOR

 the period until the next AGM, to decide on the

acquisition of class B treasury shares on NASDAQ OMX

Stockholm, the re-purchase may be conducted so that

the holding of treasury shares amounts to a maximum

of 1/10 of all shares of the Company, the purpose of

the proposed re-purchase option is to give the

company the opportunity to transfer shares to

employees and hedge against costs associated with the

 employee stock option plans 2007 and 2009

PROPOSAL #14.b: Approve the proposal regarding                   ISSUER            YES             FOR                  FOR

transfer of Class B treasury shares due to the

employee stock option plans of 2007 and 2009

PROPOSAL #15: Closing of the AGM                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOGY MEDICAL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J21042106

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOKUETSU KISHU PAPER CO., LTD.

  TICKER:                  N/A                 CUSIP:   J21882105

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Allow Use of Treasury        ISSUER            YES             FOR                  FOR

 Shares for Odd-Lot Purchases

PROPOSAL #3: Approve Renewal of Anti-Takeover Defense        ISSUER            YES         AGAINST           AGAINST

 Measures

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOKURIKU ELECTRIC INDUSTRY CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J22008122

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Transfer of Operations to                   ISSUER            YES             FOR                  FOR

Sumitomo Metal Micro Devices, Inc.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOKUTO CORPORATION

  TICKER:                  N/A                 CUSIP:   J2224T102

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Issuance of Share Acquisition            ISSUER            YES             FOR                  FOR

Rights as Stock Options, and Allow Board to Authorize

 Use of Stock Options

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOLIDAYBREAK PLC, NORTHWITCH CHESHIRE

  TICKER:                  N/A                 CUSIP:   G3143M106

  MEETING DATE:      7/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the authorized                ISSUER            YES         AGAINST           AGAINST

share capital of the Company from GBP 4,500,000 to

GBP 5,000,000 by the creation of 10,000,000

additional ordinary shares of GBP 0.05 each ranking

pari passu with the existing ordinary share capital

PROPOSAL #2.: Authorize the Directors, subject to the        ISSUER            YES         AGAINST           AGAINST

 passing of Resolution 1, in accordance with Section

80 of the Companies Act 1985 [the 1985 Act] [in

addition to any existing authority to allot relevant

securities to the extent unused], to exercise all the

 powers of the Company to allot relevant securities

[Section 80 of the 1985 Act] in connection with the

rights issue as specified up to an maximum nominal

amount of GBP 1,085,717 representing approximately

44.4% of the existing issued share capital of the

Company; [Authority expires the earlier of the next

AGM of the Company or 15 months]; and the Directors

may make allotments during the relevant period which

may be exercised after the relevant period

PROPOSAL #S.3: Authorize the Directors, subject to            ISSUER            YES         AGAINST           AGAINST

the passing of Resolutions 1 and 2, and pursuant to

Section 95 of the 1985 Act, to allot equity

securities [Section 94(2) of the 1985 Act] of the

Company for cash pursuant to the authority conferred

on the Directors pursuant to Resolution 2 above as if

 Section 89(1) of the 1985 Act, disapplying to any

such allotment, provided that this power shall be

limited to the allotment of equity securities up to

an aggregate nominal amount of GBP 1,085,717 as

specified; [Authority expires the earlier of the

conclusion of the next AGM of the Company or 15

months]; and to allot equity securities after the

expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOLIDAYBREAK PLC, NORTHWITCH CHESHIRE

  TICKER:                  N/A                 CUSIP:   G3143M106

  MEETING DATE:      2/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Company's audited financial         ISSUER            YES         AGAINST           AGAINST

statements and the reports of the Directors and

Auditors for the YE 30 SEP 2009

PROPOSAL #2: Declare a final dividend of 7.9p per              ISSUER            YES             FOR                  FOR

ordinary share in respect of the YE 30 SEP 2009

PROPOSAL #3: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the YE 30 SEP 2009

PROPOSAL #4: Re-elect Bob Baddeley as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect James Greenbury as a Director           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Re-appoint John Coleman as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-appoint Deloitte LLP as the Auditors         ISSUER            YES         AGAINST           AGAINST

of the Company to hold office until the conclusion of

 the next general meeting at which the accounts are

presented to the Company

PROPOSAL #8: Authorize the Audit Committee of the              ISSUER            YES         AGAINST           AGAINST

Board of Directors to fix the remuneration of the

Auditors

PROPOSAL #9: Grant authority for political donations         ISSUER            YES             FOR                  FOR

and political expenditure

PROPOSAL #10: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #S.11: Approve to renew authority for non            ISSUER            YES             FOR                  FOR

pre-emptive allotment of equity securities

PROPOSAL #S.12: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #S.13: Approve, that a general meeting of            ISSUER            YES             FOR                  FOR

the Company, other than an AGM, may be called on not

less than 14 clear days' notice

PROPOSAL #S.14: Amend the Articles of Association               ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOLTEK SEMICONDUCTOR INC

  TICKER:                  N/A                 CUSIP:   Y3272F104

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: The 2009 business report                                ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The Supervisor's review report on 2009        ISSUER             NO              N/A                  N/A

 financial statements

PROPOSAL #1.3: Revision of procedure for the Board of        ISSUER             NO              N/A                  N/A

 Directors meeting

PROPOSAL #2.1: Adopt the 2009 business report and              ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #2.2: Adopt the proposal for distribution of        ISSUER            YES             FOR                  FOR

 2009 profits (cash dividend TWD 2.497 per share)

PROPOSAL #3.1: Amend the Corporate Charter or the              ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3.2: Amend the operational procedures for          ISSUER            YES             FOR                  FOR

loaning of Company funds

PROPOSAL #3.3: Amend the operational procedures for          ISSUER            YES             FOR                  FOR

endorsements and guarantees

PROPOSAL #3.4.1: Election of Messrs. Hsing, Chih-               ISSUER            YES             FOR                  FOR

Tien, [Shareholder No A103647024] as an Independent

PROPOSAL #3.4.2: Election of Messrs. Lu, Cheng-Yuen          ISSUER            YES             FOR                  FOR

[Shareholder No H101064720] as an Independent

PROPOSAL #3.5: Approve to release the Directors                 ISSUER            YES             FOR                  FOR

elected from non competition restrictions

PROPOSAL #4.: Extemporary motion                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOLY STONE ENTERPRISE CO LTD

  TICKER:                  N/A                 CUSIP:   Y3272Z100

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 3per share

PROPOSAL #B.3: Approve the revision to the articles          ISSUER            YES             FOR                  FOR

of incorporation

PROPOSAL #B.4: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.6: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

the Directors from participation in competitive

business

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOME CAP GROUP INC

  TICKER:                  N/A                 CUSIP:   436913107

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Norman F. Angus as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Election of Hon. William G. Davis as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #1.3: Election of John M. Marsh as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Election of Robert A. Mitchell as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of Kevin P.D. Smith as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of Gerald M. Soloway as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of Bonita Then as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint Ernst & Young LLP as the                     ISSUER            YES             FOR                  FOR

Auditors of the Corporation for the ensuing

PROPOSAL #3: Amend the Corporation's Employee Stock          ISSUER            YES             FOR                  FOR

Option Plan, to: i  increase the number of Common

Shares of the corporation reserved for issuance under

 the Plan by an additional 750,000 Common Shares; and

 ii  add a stock appreciation right and provide that

Common Shares underlying an option which is cancelled

 on the exercise of a related stock appreciation

right shall be available for subsequent option grants

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOMESERVE PLC, WALSALL WEST MIDLANDS

  TICKER:                  N/A                 CUSIP:   G8291Z148

  MEETING DATE:      7/31/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited accounts         ISSUER            YES             FOR                  FOR

for the YE 31 MAR 2009 and the reports of the

Directors and the Auditors therein

PROPOSAL #2.: Approve the remuneration report for the        ISSUER            YES             FOR                  FOR

 YE 31 MAR 2009

PROPOSAL #3.: Declare the final dividend of 25p per          ISSUER            YES             FOR                  FOR

ordinary share

PROPOSAL #4.: Elect Mr. Morris as a Director [having         ISSUER            YES         AGAINST           AGAINST

been appointed since the last AGM]

PROPOSAL #5.: Re-elect Mr. Florsheim as a Director            ISSUER            YES         AGAINST           AGAINST

who retires by rotation

PROPOSAL #6.: Re-elect Mr. Gibson as a Director who          ISSUER            YES         AGAINST           AGAINST

retires by rotation

PROPOSAL #7.: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES             FOR                  FOR

 of the Company and authorize the Directors to fix

their remuneration

PROPOSAL #8.: Authorize the Directors' to allot                 ISSUER            YES             FOR                  FOR

relevant securities be renewed [Section 80]

PROPOSAL #S.9: Authorize the Directors' to allot                ISSUER            YES             FOR                  FOR

equity securities be renewed [Section 89]

PROPOSAL #S.10: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases [within the meaning of Section 163(3) of

the Companies Act 1985] of Ordinary Shares of 12 1/2p

 each of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HONG LEONG ASIA LTD

  TICKER:                  N/A                 CUSIP:   Y3645L101

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial statements and              ISSUER            YES             FOR                  FOR

reports of the Directors and Auditors for the YE 31

DEC 2009

PROPOSAL #2: Approve to declare a tax exempt  1-tier         ISSUER            YES             FOR                  FOR

 final dividend of 7 cents per ordinary share for the

 YE 31 DEC 2009 as recommended by the Directors

PROPOSAL #3: Approve the Directors' fees of SGD                 ISSUER            YES             FOR                  FOR

190,000  excluding the audit committee fees  for the

YE 31 DEC 2009 and Audit committee fees of SGD 20,000

 per quarter for the period commencing from 01 JUL

2010 to 30 JUN 2011, with payment of the Audit

committee fees to be made in arrears at the end of

each calendar quarter

PROPOSAL #4.1: Re-election of Mr. Kwek Leng Beng as a        ISSUER            YES             FOR                  FOR

 Director who retires by rotation in accordance with

the Articles of Association of the Company

PROPOSAL #4.2: Re-election of Mr. Goh Kian Hwee as a         ISSUER            YES             FOR                  FOR

Director who retires by rotation in accordance with

the Articles of Association of the Company

PROPOSAL #5: Re-appointment of Mr. Quek Shi Kui as a         ISSUER            YES             FOR                  FOR

Director of the Company pursuant to section 153(6) of

 the Companies act, chapter 50, to hold office from

the date of this meeting until the next AGM

PROPOSAL #6: Appointment of Ernst & Young LLP as the         ISSUER            YES             FOR                  FOR

Auditors of the Company in place of

PROPOSAL #7: Authorize the Directors to: (i) issue            ISSUER            YES             FOR                  FOR

shares in the capital of the Company shares whether

by way of rights, bonus or otherwise; and or (ii)

make or grant offers, agreements or options

collectively, instruments  that might or would

require shares to be issued, including but not

limited to the creation and issue of  as well as

adjustments to  warrants, debentures or other

instruments convertible into shares, at any time and

upon such terms and conditions and for such purposes

and to such persons as the Directors may, in their

absolute discretion, deem fit; and (b)

notwithstanding the authority conferred by this

ordinary resolution may have ceased to be in force

issue shares in pursuance of any instrument made or

granted by the Directors while this ordinary

resolution was in force; provided that: (1) the

PROPOSAL #8: Authorize the Directors, contingent on          ISSUER            YES             FOR                  FOR

the passing of the Ordinary Resolution in 7 above, to

 fix the issue price for shares in the capital of the

 Company that may be issued by way of placement

pursuant to the 20 percent sub-limit for other share

issues on a non pro rata basis referred to in

resolution 7 above, at a discount exceeding 10

percent but not more than 20 percent of the price as

determined in accordance with the listing manual of

the SGX-ST

PROPOSAL #9: Authorize the Directors to offer and              ISSUER            YES         AGAINST           AGAINST

grant options in accordance with the provisions of

the Hong LEONG Asia share option scheme 2000  the

share option scheme  and to allot and issue from time

 to time such number of shares in the capital of the

Company as may be required to be issued pursuant to

the exercise of the options granted under the share

option scheme provided that the aggregate number of

shares to be issued pursuant to the share option

scheme shall not exceed 15% of the total number of

issued shares excluding treasury shares, CONTD..

PROPOSAL #10: Approve, pursuant to rule 16.1 of the          ISSUER            YES         AGAINST           AGAINST

rules of the share option scheme, for the extension

of the duration of the share option scheme for a

further period of 10 years from 30 DEC 2010 to 29 DEC

PROPOSAL #11: Authorize the exercise by the Directors        ISSUER            YES             FOR                  FOR

 of the Company of all the powers of the Company to

purchase or otherwise acquire issued ordinary shares

in the capital of the Company  the shares  not

exceeding in aggregate the maximum limit  as

hereinafter defined , at such price or prices as may

be determined by the Directors from time to time up

to the maximum price  as hereinafter defined ,

whether by way of: (i) market purchase(s) on the SGX-

ST and or any other stock exchange on which the

shares may for the time being be listed and quoted

other exchange ; and or (ii) off-market purchases  if

 effected otherwise than on the SGX-ST or, as the

case may be, other exchange  in accordance with any

equal access scheme as may be determined or

formulated by the Directors as they consider fit

PROPOSAL #12: Authorize, for the purposes of Chapter         ISSUER            YES             FOR                  FOR

9 of the Listing Manual of SGX-ST, the Company, its

subsidiaries and its associated companies that are

not listed on the SGX-ST or an approved exchange,

over which the Company, its subsidiaries and/or its

interested person(s), have control, or any of them to

 enter into any of the transactions falling within

the types of Interested Person Transactions,

particulars of which are set out in the Appendix to

this Notice of Annual General Meeting (the Appendix)

with any party who is of the class of Interested

Persons described in the Appendix; provided that such

 transactions are entered in accordance with the

review procedures set out in the CONTD..

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HORIBA,LTD.

  TICKER:                  N/A                 CUSIP:   J22428106

  MEETING DATE:      3/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Substitute Corporate Auditor        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Substitute Corporate Auditor        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOSIDEN CORPORATION

  TICKER:                  N/A                 CUSIP:   J22470108

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Supplementary Auditor                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Supplementary Auditor                    ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOTEL SHILLA CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y3723W102

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Election of Jungho Cha as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of Byungtae Jung as the Auditors      ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #6: Approve the limit of remuneration for            ISSUER            YES         AGAINST           AGAINST

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HQ AB, STOCKHOLM

  TICKER:                  N/A                 CUSIP:   W3917K163

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of Mats Qviberg as the Chairman        ISSUER            YES             FOR                  FOR

 of the meeting

PROPOSAL #3: Approve the preparation of the voting            ISSUER            YES             FOR                  FOR

register

PROPOSAL #4: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of one or two persons to attest        ISSUER            YES             FOR                  FOR

 the minutes

PROPOSAL #6: Approve to determine whether the meeting        ISSUER            YES             FOR                  FOR

 was duly convened

PROPOSAL #7: Presentation of annual report and the            ISSUER             NO              N/A                  N/A

Auditor's report as well as the group annual report

and the Auditor's report for the group for the 2009

financial year

PROPOSAL #8: Approve the Chief Excutive Officer's              ISSUER            YES             FOR                  FOR

address

PROPOSAL #9: Adopt the income statement and balance          ISSUER            YES             FOR                  FOR

sheet and the income statement and the balance sheet

for the group

PROPOSAL #10: Approve that the profits available to          ISSUER            YES             FOR                  FOR

the AGM totalling SEK 792,106,061 be allocated such

that SEK 6.00 per share  a total of SEK 167,551,680

be distributed to the shareholders and that the

remaining amount of SEK 624,554,381 be carried

forward; 20 APR 2010 is proposed as the record date

for dividends; provided the AGM resolves in

accordance with the proposal, dividends can be

distributed through Euroclear Sweden AB on 23 APR 2010

PROPOSAL #11: Approve the releasing of members of the        ISSUER            YES             FOR                  FOR

 Board of Director and the CEO from liability

PROPOSAL #12: Approve that there be nine Directors            ISSUER            YES             FOR                  FOR

and no alternate Directors

PROPOSAL #13: Approve that fees be paid to the                   ISSUER            YES             FOR                  FOR

chairman of the Board of Directors in the amount of

SEK 600,000 and to the other Directors in the amount

of SEK 100,000 each; it is proposed that compensation

 be paid to the Chairman of the Auditing Committee in

 the amount of SEK 120,000 and to the regular members

 of the Auditing Committee in the amount of SEK

60,000 each; no separate fee shall be payable to

members of the Compensation Committee; Directors who

receive a salary from the Company shall not be

entitled to a fee; thus, the fees remain unchanged as

 compared to last year; fees to Auditors are proposed

 in accordance with approved invoices

PROPOSAL #14: Re-election Stefan Dahlbo, Carolina              ISSUER            YES             FOR                  FOR

Dybeck, Mikael Konig, Thomas Erseus, Curt Lonnstrom,

Johan Piehl, Mats Qviberg and Pernilla Strom; Ann-

Marie Palsson has declined to stand for re-election;

in addition, it is proposed that Catharina Lagerstam,

 whose expertise and experience will, in the opinion

of the nominations committee, provide a valuable

contribution to Head Quarter's Board of Directors, be

 newly-elected to the Board; it is proposed that Mats

 Qviberg be elected chairman of the Board of Directors

PROPOSAL #15: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

purchase and transfer the Company's own ordinary

shares as specified

PROPOSAL #16: Adopt the same procedures regarding              ISSUER            YES             FOR                  FOR

nominations as was resolved at the 2009 AGM, meaning

primarily, as specified

PROPOSAL #17: Approve the guidelines for compensation        ISSUER            YES             FOR                  FOR

 to senior management as specified

PROPOSAL #18: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HSIN KUANG STEEL CO LTD

  TICKER:                  N/A                 CUSIP:   Y3736F104

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The indirect investment in  people's          ISSUER             NO              N/A                  N/A

republic of china

PROPOSAL #A.4: The establishment of the code of                 ISSUER             NO              N/A                  N/A

conduct for the Directors and  supervisors

PROPOSAL #A.5: The establishment of the code of                 ISSUER             NO              N/A                  N/A

conduct for the managers

PROPOSAL #A.6: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend; TWD 0.6 per share

PROPOSAL #B.3: Amend the revision to the Articles of         ISSUER            YES             FOR                  FOR

 Incorporation

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of  asset acquisition or disposal

PROPOSAL #B.5: Approve the proposal of employee stock        ISSUER            YES         AGAINST           AGAINST

  option issuance in better price

PROPOSAL #B.6: Other issues                                                     ISSUER            YES         AGAINST           AGAINST

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HSING TA CEMENT CO LTD

  TICKER:                  N/A                 CUSIP:   Y3735V100

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business reports and                       ISSUER             NO              N/A                  N/A

financial statements

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.35 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of incorporation

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES         AGAINST           AGAINST

 of asset acquisition or disposal

PROPOSAL #B.5: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUA ENG WIRE AND CABLE CO LTD

  TICKER:                  N/A                 CUSIP:   Y37398107

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.5 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUAKU DEVELOPMENT CO LTD

  TICKER:                  N/A                 CUSIP:   Y3742X107

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #a.1: Approve the report of the 2009                     ISSUER             NO              N/A                  N/A

business operations

PROPOSAL #a.2: Approve the report of the 2009 audited        ISSUER             NO              N/A                  N/A

 reports

PROPOSAL #a.3: Approve the status of the local                   ISSUER             NO              N/A                  N/A

unsecured convertible corporate bonds

PROPOSAL #b.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

the financial statements

PROPOSAL #b.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

proposed cash dividend TWD 6 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from capital reserves; proposed bonus issue: 60 for

1,000 shares held

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

asset acquisition or disposal

PROPOSAL #B.6: Approve the extraordinary motions                ISSUER            YES             FOR               AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUANG HSIANG CONSTRUCTION CORP

  TICKER:                  N/A                 CUSIP:   Y3744Z100

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations and the          ISSUER             NO              N/A                  N/A

2010 business plans

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2.5 per share

PROPOSAL #B.3: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUANGSHAN TOURISM DEVELOPMENT CO LTD

  TICKER:                  N/A                 CUSIP:   Y37455105

  MEETING DATE:      12/13/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the by-election of Mr. Ye                 ISSUER            YES             FOR                  FOR

Zhengjun as a Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUANGSHAN TOURISM DEVELOPMENT CO LTD

  TICKER:                  N/A                 CUSIP:   Y37455105

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve 2009 work report of the Board of        ISSUER            YES             FOR                  FOR

 Directors

PROPOSAL #2: Approve 2009 work report of the                       ISSUER            YES             FOR                  FOR

Supervisory Committee

PROPOSAL #3: Approve 2009 financial resolution report        ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve 2009 profit distribution plan            ISSUER            YES             FOR                  FOR

are cash dividend/10 shares (tax included): CNY

0.0000 2) bonus issue from profit (share/10 shares):

none 3) bonus issue from capital reserve (share/10

shares): none

PROPOSAL #5: Approve 2009 annual report and its                 ISSUER            YES             FOR                  FOR

abstract

PROPOSAL #6: Approve Transaction Management System             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Re-appointment of audit firm and payment        ISSUER            YES             FOR                  FOR

 of Audit Fee

PROPOSAL #8: Amend the company's Articles of                       ISSUER            YES             FOR                  FOR

Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUANGSHAN TOURISM DEVELOPMENT CO LTD

  TICKER:                  N/A                 CUSIP:   Y37455105

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the adjustment to the raised            ISSUER            YES             FOR                  FOR

funds implementation method and scheme

PROPOSAL #2.: Amend the Company's Articles of                     ISSUER            YES             FOR                  FOR

Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUAXIN CEMENT CO LTD

  TICKER:                  N/A                 CUSIP:   Y37469114

  MEETING DATE:      7/13/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Company's eligibility for          ISSUER            YES             FOR                  FOR

non-public A-share offering

PROPOSAL #2.: Approve the adjustment to the Scheme of        ISSUER            YES             FOR                  FOR

 the Company's 2009 non-public A-share offering

PROPOSAL #3.: Approve the statement on the use of              ISSUER            YES             FOR                  FOR

previously raised funds

PROPOSAL #4.: Receive the feasibility report on the          ISSUER            YES             FOR                  FOR

use of funds to be raised from the Company's non-

public A-share offering

PROPOSAL #5.: Approve the conditional share                        ISSUER            YES             FOR                  FOR

subscription agreement to be signed with a Company

PROPOSAL #6.: Authorize the Board to handle matters          ISSUER            YES             FOR                  FOR

in relation to the non-public A-share offering

PROPOSAL #7.: Approve the loan guarantee for                       ISSUER            YES             FOR                  FOR

subsidiaries

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUAXIN CEMENT CO LTD

  TICKER:                  N/A                 CUSIP:   Y37469114

  MEETING DATE:      12/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the adjustment to scheme for            ISSUER            YES             FOR                  FOR

Non-Public A-Share Offering

PROPOSAL #2.: Approve the feasibility report on the          ISSUER            YES             FOR                  FOR

use of funds to be raised from the Non-Public Offering

PROPOSAL #3.: Approve the Supplementary Agreement of         ISSUER            YES             FOR                  FOR

the Conditional Share Subscription Agreement to be

signed with a Company

PROPOSAL #4.: Authorize the Board to handle matters          ISSUER            YES             FOR                  FOR

in relation to the Non-Public A-Share Offering

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUAXIN CEMENT CO LTD

  TICKER:                  N/A                 CUSIP:   Y37469114

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #2: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Supervisory Committee

PROPOSAL #3: Approve the 2010 financial budget report        ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the 2009 profit distribution              ISSUER            YES             FOR                  FOR

plan; [1] Cash dividend/10 shares [Tax included]: CNY

 2.0000; Bonus issue from profit [share/10 shares]:

none; Bonus issue from capital reserve [share/10

shares]: none

PROPOSAL #5: Re-appointment of Audit firm and                     ISSUER            YES             FOR                  FOR

authorize the Board to confirm its audit fee

PROPOSAL #6: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

independent Directors

PROPOSAL #7: Approve the issuance of medium term                ISSUER            YES             FOR                  FOR

notes and continued issuance of short-term financing

PROPOSAL #8: Approve the guarantee for subsidiaries          ISSUER            YES             FOR                  FOR

project loan and integrated credit business

PROPOSAL #9: Approve the resignation of Mr Tom Clough        ISSUER            YES             FOR                  FOR

 as a Director

PROPOSAL #10: Approve the nomination of Mr Lan                   ISSUER            YES             FOR                  FOR

Thackwray as a Director

PROPOSAL #11: Approve the adjustment of allowance for        ISSUER            YES             FOR                  FOR

 the Directors and Supervisors

PROPOSAL #12: Approve the statement on the use of              ISSUER            YES             FOR                  FOR

previously raised funds

PROPOSAL #13: Amend the Company's Application for              ISSUER            YES         ABSTAIN           AGAINST

issuance of medium-term notes and continued issuance

of short-term financing bills

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUAXIN CEMENT CO LTD

  TICKER:                  N/A                 CUSIP:   Y37469114

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the guarantee for subsidiaries           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUBEI SANONDA CO LTD

  TICKER:                  N/A                 CUSIP:   Y3746K101

  MEETING DATE:      2/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the by-election of Ai Qiuhong          ISSUER            YES             FOR                  FOR
as an Independent Director

PROPOSAL #2.: Approve the 2010 continuing connected          ISSUER            YES             FOR                  FOR

transactions regarding the purchase of raw materials

from the controlling shareholder and related parties

PROPOSAL #3.: Re-appoint the 2009 Audit Firm                       ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect the Supervisors                                  ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUBEI SANONDA CO LTD

  TICKER:                  N/A                 CUSIP:   Y3746K101

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 work report for Hubei          ISSUER            YES             FOR                  FOR

Sanonda Company limited 'B'

PROPOSAL #2: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Supervisory Committee

PROPOSAL #3: Approve the 2009 financial resolution            ISSUER            YES             FOR                  FOR

report

PROPOSAL #4: Approve the 2009 annual report and its          ISSUER            YES             FOR                  FOR

abstract

PROPOSAL #5: Approve the 2009 profit distribution              ISSUER            YES             FOR                  FOR

plan as follows: 1  Cash dividend/10 shares  tax

included : CNY 0.0000 2  Bonus issue from profit

share/10 shares  :none 3  Bonus issue from capital

reserve  share/10 shares : none

PROPOSAL #6: Approve the guarantee for controlled              ISSUER            YES             FOR                  FOR

subsidiary in 2010

PROPOSAL #7: Approve the parent Company to apply for         ISSUER            YES             FOR                  FOR

credit line of CNY 480 million and bank acceptance

bills and authorize the Board Chairman to examine and

 approve the specific loan matters within the line

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUBEI SANONDA CO LTD

  TICKER:                  N/A                 CUSIP:   Y3746K101

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial service provided         ISSUER            YES         AGAINST           AGAINST

by a Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUBER + SUHNER AG,  SUHNER AG

  TICKER:                  N/A                 CUSIP:   H44229187

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: TO VOTE IN THE UPCOMING MEETING, YOUR          ISSUER            YES             FOR               AGAINST

NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS

BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE

ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE

COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING

 RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND

NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUBER + SUHNER AG,  SUHNER AG

  TICKER:                  N/A                 CUSIP:   H44229187

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, the annual          ISSUER            YES             FOR                  FOR

financial statements and the consolidated financial

statements 2009 as well as the reports of the Auditors

PROPOSAL #2.: Approve the appropriation of the                   ISSUER            YES             FOR                  FOR

balance sheet profit

PROPOSAL #3.: Grant discharge to the Members of the          ISSUER            YES             FOR                  FOR

Board of Directors and the Members of the Management

Board

PROPOSAL #4.1.1: Re-elect Dr. Peter Altorfer to the          ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #4.1.2: Re-elect Adrian Deteindre to the              ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #4.1.3: Re-elect George H. Mueller to the            ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #4.1.4: Election of Rolf Seiffert to the              ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #4.2: Election of PricewaterhouseCoopers AG,        ISSUER            YES             FOR                  FOR

 Zurich as the Auditors

PROPOSAL #5.: Amend the Articles of Incorporation               ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUCHEMS FINE CHEMICAL CORPORATION, SEOUL

  TICKER:                  N/A                 CUSIP:   Y3747D106

  MEETING DATE:      3/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the 8th B/S, I/S, proposed                ISSUER            YES             FOR                  FOR

disposition of retained earning

PROPOSAL #2.: Amend the Articles of Incorporation               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.: Election of the Directors: Youncha                ISSUER            YES         AGAINST           AGAINST

Park, Kyungdeuk Cheong, Kyuseong Choi, (External)

Jangseop Shim

PROPOSAL #4.: Election of the Auditor: Youngmok Cho           ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve the remuneration limit for the         ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #6.: Approve the remuneration limit for the         ISSUER            YES             FOR                  FOR

Auditors

PROPOSAL #7.: Approve to change the severance payment        ISSUER            YES             FOR                  FOR

 for the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUDBAY MINERALS INC

  TICKER:                  N/A                 CUSIP:   443628102

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of J. Bruce Barraclough as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Election of Alan R. Hibben as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of W. Warren Holmes as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of John L. Knowles as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of Alan J. Lenczner as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of Kenneth G. Stowe as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of G. Wesley Voorheis as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.8: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the number of Directors from time to time

PROPOSAL #2: Appointment of Deloitte & Touche LLP as         ISSUER            YES             FOR                  FOR

the Auditor of the Company for the ensuing year and

authorize the Board of Directors, upon the

recommendation of the Audit Committee, to fix the

Auditor's remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUFVUDSTADEN AB, STOCKHOLM

  TICKER:                  N/A                 CUSIP:   W30061126

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of meeting                                              ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of a Chairman for the general          ISSUER             NO              N/A                  N/A

meeting

PROPOSAL #3: Preparation and approval of the voting          ISSUER             NO              N/A                  N/A

list

PROPOSAL #4: Election of 1 or 2 persons to check the         ISSUER             NO              N/A                  N/A

Minutes

PROPOSAL #5: Approval of the agenda                                       ISSUER             NO              N/A                  N/A

PROPOSAL #6: Determination whether the general                   ISSUER             NO              N/A                  N/A

meeting has been duly convened

PROPOSAL #7: Speech by the CEO                                                ISSUER             NO              N/A                  N/A

PROPOSAL #8: Submission of the annual report and                ISSUER             NO              N/A                  N/A

consolidated accounts, and of the audit report and

the group audit report

PROPOSAL #9: Adopt the income statement and the                 ISSUER            YES             FOR                  FOR

consolidated income statement, and the balance sheet

and the consolidated balance sheet

PROPOSAL #10: Approve an ordinary dividend of SEK              ISSUER            YES             FOR                  FOR

2.10 per share; and 30 MAR 2010 as the record date

for the dividend; and that, provided the

shareholders' meeting resolves in accordance with the

 above proposal, payment of the dividend is

anticipated to be made through the auspices of

Euroclear Sweden AB on 06 APR 2010

PROPOSAL #11: Grant discharge, from liability, to the        ISSUER            YES             FOR                  FOR

 Members of the Board of Directors and the Chief

Executive Officer

PROPOSAL #12: Approve to determine the number of                ISSUER            YES             FOR                  FOR

Board Members at nine

PROPOSAL #13: Approve that fees be paid to the Board         ISSUER            YES             FOR                  FOR

of Directors in the amount of SEK 1,575,000, of which

 SEK 350,000 is to be paid to the Chairman of the

Board of Directors and SEK 175,000 to each and every

one of the other Members of the Board of Directors

with the exception of the CEO, Ivo Stopner; and that

fees be paid to the Auditors for time spent in

accordance with the sums claimed pursuant to invoice

for auditing the accounts, administration and the

PROPOSAL #14: Receive the Chairman's report regarding        ISSUER            YES         AGAINST           AGAINST

 which duties the proposed Directors have in other

companies; re-elect Claes Boustedt, Bengt Braun,

Peter Egardt, Louise Lindh, Fredrik Lundberg, Hans

Mertzig, Sten Peterson, Anna-Greta Sjoberg and Ivo

Stopner as the Board Members and election of Fredrik

Lundberg as the Chairman of the Board of Directors

PROPOSAL #15: Approve the guidelines for remuneration        ISSUER            YES             FOR                  FOR

 to the Executive Officers

PROPOSAL #16: Approve to renew the authorization for         ISSUER            YES             FOR                  FOR

the Board of Directors to acquire shares in the

Company so as to be valid until the next AGM; the

acquisitions must take place via NASDAQ OMX Stockholm

 within the price interval registered from time to

time between the highest bid prices and the lowest

ask price; and authorize the Board of Directors,

during the period until the next AGM, to sell the

Company's shares in a manner other than via NASDAQ

OMX Stockholm as payment in conjunction with, or in

order to finance, acquisitions of companies or real

estate and thus, without regard to shareholders' pre-

emption rights, to transfer shares to a specific

person as payment for such acquisition; the

authorization may be utilized on one or more

occasions and may cover all shares in the company

which the company holds from time to time

PROPOSAL #17: End of meeting                                                   ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUGO BOSS AG, METZINGEN

  TICKER:                  N/A                 CUSIP:   D12432106

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Separate resolution of the preferred            ISSUER            YES             FOR                  FOR

shareholders on the approval of the resolution of the

 AGM of the same day on the Company’s

authorization to acquire own share'S as per item 6 on

 the agenda of the AGM. The Board of Managing

Directors shall be authorized to acquire ordinary

and/or p referred shares of the Company of u p to 10%

 of the Company’s share  capital, at prices not

deviating m ore than 20% from the market pr ice of

the shares, on or before 20 JUN 2015; authorize the

Board of Managing Director’s to dispose of the

shares in a manner other than through t he stock

exchange or by way of a rights offering if the shares

 are sol d at a price not materially below t heir

market price, to use the share'S in connection with

mergers and acquisitions, to float the shares on a

foreign stock exchange at a price  not materially

below the market pr ice, and to retire the shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUGO BOSS AG, METZINGEN

  TICKER:                  N/A                 CUSIP:   D12432106

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the reports

 pursuant to Sections 289(4) and 315(4) of the German

 Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER             NO              N/A                  N/A

distributable profit of EUR 67,929,400 as follows:

Payment of a dividend of EUR 0.96 per ordinary share

and EUR 0.97 per preferred share Ex-dividend and

payable date: 22 JUN 2010

PROPOSAL #3.: Ratify the acts of the Board of                     ISSUER             NO              N/A                  N/A

Managing Directors

PROPOSAL #4.: Ratify the acts of the Supervisory Boa         ISSUER             NO              N/A                  N/A

rd

PROPOSAL #5.1: Election to the Supervisory Board: Dr.        ISSUER             NO              N/A                  N/A

 Hellmut Albrecht

PROPOSAL #5.2: Election to the Supervisory Board:              ISSUER             NO              N/A                  N/A

Damon Buffini

PROPOSAL #5.3: Election to the Supervisory Board: Dr.        ISSUER             NO              N/A                  N/A

 Klaus Maier

PROPOSAL #5.4: Election to the Supervisory Board:              ISSUER             NO              N/A                  N/A

Luca Marzotto

PROPOSAL #5.5: Election to the Supervisory Board:              ISSUER             NO              N/A                  N/A

Gaetano Marzotto

PROPOSAL #5.6: Election to the Supervisory Board: Dr.        ISSUER             NO              N/A                  N/A

 Martin Weckwerth

PROPOSAL #6.: Authorization to acquire own shares the        ISSUER             NO              N/A                  N/A

 Board of Managing Directors shall be authorized to

acquire ordinary and/or preferred shares of the

Company of up to 10% of the Company's share capital,

at prices not deviating more than 20% from the market

 price of the shares, on or before 20 JUN 2015 the

Board of Managing Directors shall be authorized to

dispose of the shares in a manner other than through

the stock exchange or by way of a rights offering if

the shares are sold at a price not materially below

their market price, to use the shares in connection

with mergers and acquisitions, to float the shares on

 a foreign stock exchange at a price not materially

below the market price, and to retire the shares

PROPOSAL #7.: Appointment of Auditors for the 2010            ISSUER             NO              N/A                  N/A

FY: KPMG AG, Stuttgart

PROPOSAL #8.: Resolution on the non-disclosure of the        ISSUER             NO              N/A                  N/A

 individual remuneration for the Members of the Board

 of Managing Directors for the financial years from

2010 to 2014

PROPOSAL #9.: Amendments to the Articles of                        ISSUER             NO              N/A                  N/A

Association Section 8(3), in respect of a Supervisory

 Board Member being prohibited to accept a seat on

the Supervisory Board of more than three additional

listed Companies if he is also a Member of the Board

of Managing Directors of a listed Company Section

13(2), in respect of the chairman of the shareholders

 meeting being authorized to permit the audiovisual

transmission of the shareholders meeting Section 14,

in respect of the shareholders meeting being convened

 within the statutory period Section 15, in respect

of shareholders being entitle d to participate in and

 vote at the shareholders meeting if they register

with the Company by the sixth day prior to the

meeting and provide evidence of their shareholding as

 per the statutory record date

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUHTAMAKI OY

  TICKER:                  N/A                 CUSIP:   X33752100

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Calling the meeting to order                             ISSUER             NO              N/A                  N/A

PROPOSAL #3: Election of persons to scrutinize the            ISSUER             NO              N/A                  N/A

minutes and to supervise the counting

PROPOSAL #4: Recording the legality of the meeting             ISSUER             NO              N/A                  N/A

PROPOSAL #5: Recording the attendance at the meeting         ISSUER             NO              N/A                  N/A

and adoption of the list of votes

PROPOSAL #6: Presentation of the annual accounts, the        ISSUER             NO              N/A                  N/A

 report of the Board of Directors and  the Auditor's

report for the year 2009

PROPOSAL #7: Adopt the accounts                                              ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve to pay a dividend of EUR 0.38            ISSUER            YES             FOR                  FOR

per share

PROPOSAL #9: Grant discharge from liability                         ISSUER            YES             FOR                  FOR

PROPOSAL #10: Approve the remuneration of Board                 ISSUER            YES             FOR                  FOR

Members

PROPOSAL #11: Approve the number of Board Members               ISSUER            YES             FOR                  FOR

PROPOSAL #12: Re-elect E. Ailasmaa, G. V. Bayly, M.          ISSUER            YES             FOR                  FOR

Lilius  R. Borjesson, S-S. Lien, A. J. B. Simon, J.

Suominen and election of W. R. Barker as a new Board

Member

PROPOSAL #13: Approve the remuneration of the Auditor        ISSUER            YES             FOR                  FOR

PROPOSAL #14: Election of Ernst and Young Oy as the          ISSUER            YES             FOR                  FOR

Auditor

PROPOSAL #15: Amend Article 9 of Articles of                       ISSUER            YES             FOR                  FOR

Association

PROPOSAL #16: Authorize the Board to grant donations         ISSUER            YES         ABSTAIN           AGAINST

of a maximum of EUR 1,200,000 in connection with

Company's 90 years anniversary

PROPOSAL #17: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUMAX CO LTD

  TICKER:                  N/A                 CUSIP:   Y3761A129

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #3: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUMAX CO LTD, YONGIN-GUN

  TICKER:                  N/A                 CUSIP:   Y3761A103

  MEETING DATE:      8/27/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the spin off                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUMAX HOLDINGS CO., LTD

  TICKER:                  N/A                 CUSIP:   Y3761A103

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Election of Daegyu Byeon, Yonghun Lee          ISSUER            YES             FOR                  FOR

as the Directors

PROPOSAL #3.: Election of Hyunchae Jeong as the                 ISSUER            YES             FOR                  FOR

Auditors

PROPOSAL #4.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #5.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUNAN NONFERROUS METALS CORPORATION LTD

  TICKER:                  N/A                 CUSIP:   Y3767E109

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Board of the          ISSUER            YES             FOR                  FOR

Company for the year 2009

PROPOSAL #2: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company for the year 2009

PROPOSAL #3: Approve the audited financial statements        ISSUER            YES             FOR                  FOR

 of the Company for the year 2009

PROPOSAL #4: Appointment of International and                     ISSUER            YES             FOR                  FOR

Domestic Auditors of the Company and

PROPOSAL #5: Authorize the Board of Directors  the            ISSUER            YES             FOR                  FOR

Board  of the Company an unconditional general

mandate to allot, issue and deal with new Domestic

Shares  Domestic Shares  and overseas listed Foreign

Shares  H Shares : subject to Resolutions Numbered

5.3 and 5.4 and pursuant to the Company Law  the

Company Law  of the People's Republic of China  the

PRC  and the Rules governing the Listing of

Securities on the Stock Exchange of Hong Kong Limited

  the Listing Rules   as amended from time to time ,

the exercise by the Board of all the powers of the

Company granted by the general and unconditional

mandate to allot, issue and deal with shares during

the relevant period  as specified  and to determine

the terms and conditions for the allotment and issue

of new shares including the following terms: 1) class

 and number of new shares to be issued; 2) price

PROPOSAL #6: Other matters, if any                                         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUNG POO REAL ESTATE DEVELOPMENT CORP

  TICKER:                  N/A                 CUSIP:   Y37808105

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations and                 ISSUER             NO              N/A                  N/A

financial statements

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 3.3 per share

PROPOSAL #B.3: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans, endorsement and guarantee

PROPOSAL #B.4: Approve the election of the Directors         ISSUER            YES         AGAINST           AGAINST

and Supervisors

PROPOSAL #B.5: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUNG SHENG CONSTRUCTION CO LTD

  TICKER:                  N/A                 CUSIP:   Y3780S101

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.3 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings, proposed stock dividend: 100

for 1,000 shares held

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES         AGAINST           AGAINST

asset acquisition or disposal

PROPOSAL #B.6: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUNTING PLC

  TICKER:                  N/A                 CUSIP:   G46648104

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Directors and         ISSUER            YES         AGAINST           AGAINST

the Accounts for the YE 31 DEC 2009 and the report of

 the Auditors on the account

PROPOSAL #2: Approve the remuneration report for the         ISSUER            YES             FOR                  FOR

YE 31 DEC 2009

PROPOSAL #3: Re-elect John Hofmeister as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-elect John Nicholas as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Richard Hunting as a Director           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Re-appoint Price-water-house-Coopers              ISSUER            YES         AGAINST           AGAINST

L.L.P as the Auditors of the Company, to hold office

until the conclusion of next AGM at which audited

accounts are laid before the Company and to authorize

 the Directors to determine their remuneration

PROPOSAL #7: Authorize the Directors, pursuant to              ISSUER            YES             FOR                  FOR

Section 551 of the Companies Act 2006, to allot

shares in the Company or grant rights to subscribe

for or to convert any security into shares in the

Company  together Relevant Securities   up to an

aggregate nominal amount of GBP 22,036,058

comprising; a  an aggregate nominal amount of GBP

11,018,029  whether in connection with the same offer

 or issue as under  b below or otherwise ; b  an

aggregate nominal amount of GBP 11,018,029, in the

form of equity securities  within the meaning of

Section 560(1) of the Companies Act 2006  in

connection with an offer or issue by way of rights,

open for acceptance for a period fixed by the

Directors, to holders of ordinary shares  other than

the Company  on the register on any record date fixed

 by the Directors in proportion  as nearly as may be

PROPOSAL #S.8: Authorize the Directors to disapply            ISSUER            YES             FOR                  FOR

pre-emption rights

PROPOSAL #S.8: Authorize the Company to make market          ISSUER            YES             FOR                  FOR

purchases of its own shares

PROPOSAL #S.10: Grant authority to amend the Articles        ISSUER            YES             FOR                  FOR

 of Association

PROPOSAL #S.11: Grant authority for the 14 clear days        ISSUER            YES             FOR                  FOR

 notice periods for general meetings other than an AGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HURRIYET GAZETE

  TICKER:                  N/A                 CUSIP:   M5316N103

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of the Presidential Board                  ISSUER             NO              N/A                  N/A

PROPOSAL #2: Authorize the Chairmanship to sign the          ISSUER             NO              N/A                  N/A

minutes of the meeting

PROPOSAL #3: Approve the activities report of the              ISSUER             NO              N/A                  N/A

Board of Directors, Auditors report and Independent

Auditors report, the balance sheet and income

statements for term 01 JAN 2009 and 31 DEC 2009

PROPOSAL #4: Approve to absolve the Board of                       ISSUER             NO              N/A                  N/A

Directors and Auditors

PROPOSAL #5: Approve the amendments of the 9, 10, 13,        ISSUER             NO              N/A                  N/A

 20, 21, 26 and 29 Articles of the Association

PROPOSAL #6: Approve the profit distribution proposal        ISSUER             NO              N/A                  N/A

 of the Board of Directors

PROPOSAL #7: Election of the Board of Directors for          ISSUER             NO              N/A                  N/A

year 2010

PROPOSAL #8: Election of the Auditors                                    ISSUER             NO              N/A                  N/A

PROPOSAL #9: Approve to determine the monthly gross          ISSUER             NO              N/A                  N/A

salaries of the Board of Directors and Auditors

PROPOSAL #10: Approve the decision on distributing            ISSUER             NO              N/A                  N/A

profit

PROPOSAL #11: Approve the decision on the Independent        ISSUER             NO              N/A                  N/A

  Auditing Firm

PROPOSAL #12: Approve the presentation of information        ISSUER             NO              N/A                  N/A

 to the shareholders about the assurances given to

the third parties

PROPOSAL #13: Authorize the Board members to issue            ISSUER             NO              N/A                  N/A

bonds and other financial instruments

PROPOSAL #14: Authorize the Board members according          ISSUER             NO              N/A                  N/A

to the Articles 334 and 335 of the Turkish Commercial

PROPOSAL #15: Approve the presentation of information        ISSUER             NO              N/A                  N/A

 about the donations and contributions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HUSQVARNA AB, HUSKVARNA

  TICKER:                  N/A                 CUSIP:   W4235G108

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the AGM                                              ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of Lars Westerberg as the                 ISSUER            YES             FOR                  FOR

Chairman AGM

PROPOSAL #3: Approve the voting list                                     ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of one or two persons to check         ISSUER            YES             FOR                  FOR

and verify the Minutes

PROPOSAL #6: Approve that Board of Directors comprise        ISSUER            YES             FOR                  FOR

 10 Directors without Deputies

PROPOSAL #7: Presentation of the annual report and            ISSUER             NO              N/A                  N/A

the audit report as well as the consolidated accounts

 and the audit report of the group and in connection

therewith, the President's business report

PROPOSAL #8.a: Adopt the profit and loss statement            ISSUER            YES             FOR                  FOR

and the balance sheet as well as the consolidated

profit and loss statement and the consolidated

PROPOSAL #8.b: Approve the Company's profit or loss          ISSUER            YES             FOR                  FOR

pursuant to the adopted balance sheet; that a

dividend for the FY 2009 of SEK 1 per share and

Friday, 30 APR 2010 as record date for the dividend;

if the AGM resolves in accordance with the Board of

Directors' proposal, the estimated date for the

payment of the dividend is Wednesday, 5 MAY 2010

PROPOSAL #8.c: Grant discharge from liability of the         ISSUER            YES             FOR                  FOR

Directors and the President

PROPOSAL #9: Approve to determine 10 Number of                   ISSUER            YES             FOR                  FOR

Directors to be elected without Deputies

PROPOSAL #10: Approve a total Board remuneration of          ISSUER            YES             FOR                  FOR

SEK 5,805,000, whereof SEK 1,600,000 to the Chairman

of the Board and SEK 460,000 to each of the Directors

 not employed by the Company; for work within the

remuneration committee, the Chairman shall receive

SEK 100,000 and the 2 Members SEK 50,000 each; for

work within the Audit Committee it is proposed that

the Chairman shall receive SEK 175,000 and the 2

Members shall receive SEK 75,000 each; the Nomination

 Committee proposes that the Auditors' fee shall be

paid on the basis of approved invoice

PROPOSAL #11: Re-election of Lars Westerberg, Peggy          ISSUER            YES             FOR                  FOR

Bruzelius, Robert F. Connolly, Borje Ekholm, Tom

Johnstone, Ulf Lundahl, Anders Moberg, Magnus Yngen

as the Directors and new election of Ulla Litzen and

Magdalena Gerger; Gun Nilsson has declined re-

election; Lars Westerberg is appointed Chairman of

the Board

PROPOSAL #12: Re-elect PricewaterhouseCoopers AB for         ISSUER            YES             FOR                  FOR

a period of 4 years up to and including the AGM in

PROPOSAL #13: Approve that the nomination procedures         ISSUER            YES             FOR                  FOR

for the AGM 2011 should be carried out as follows:

the Company shall have a Nomination Committee

consisting of one representative of each of the four

largest shareholders with regard to the number of

votes held, together with the Chairman of the Board

of Directors; the Nomination Committee's tenure is

until a new Nomination Committee has been appointed;

unless the Members of the Nomination Committee agree

otherwise, the Chairman of the Nomination Committee

shall be the Member that represents the largest

shareholder with regard to the number of votes held

as specified; the Nomination Committee shall prepare

the below proposals to be submitted to the AGM 2011

for resolution on: CONTD

PROPOSAL #14: Approve the principles for remuneration        ISSUER            YES             FOR                  FOR

 for the Group Management; for the Husqvarna Chief

Executive Officer and other Members of the Group

Management, the principles for remuneration approved

by the AGM 2009 applies; the Board of Directors

proposes that the corresponding principles should be

approved by the AGM 2010 for the period up to and

including AGM 2011; if special circumstances exist,

the Board of Directors shall be able to deviate from

these principles

PROPOSAL #15: Approve that the AGM resolves to adopt         ISSUER            YES             FOR                  FOR

a performance based long term incentive program, LTI

2010; LTI 2010 is proposed to include a maximum of 50

 Senior Managers within the Husqvarna Group; the

program implies that the participants will, at market

 price, invest in B-shares in Husqvarna,

corresponding to a value of a minimum of 5% and a

maximum of 10% of their annual target income  fixed

salary plus variable salary at a target level ; the

personal investment will later, in 2013, be matched

by the Company through allocation of share awards and

 performance based Stock Options as specified

PROPOSAL #16.a: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

acquire own B-shares on one or more occasions for the

 period up until the next AGM on purchasing so many

B-shares that the Company's holding does not at any

time exceed 3% of the total number of shares in the

Company; the purchase of shares shall take place on

the NASDAQ OMX Stockholm and may only occur at a

price within the share price interval registered at

that time, where share price interval means the

difference between the highest buying price and

lowest selling price

PROPOSAL #16.b: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

transfer own B-shares on one or more occasions for

the period up until the next AGM on transferring the

Company's own B-shares on the NASDAQ OMX Stockholm;

the transfer of shares on the NASDAQ OMX Stockholm

may only occur at a price within the share price

interval registered at that time

PROPOSAL #16.c: Approve that not more than 4,144,000         ISSUER            YES             FOR                  FOR

B-shares may be transferred to employees in

accordance with LTI 2010 as specified

PROPOSAL #17: Authorize the Board to resolve on a new        ISSUER            YES             FOR                  FOR

 issue of shares to issue not more than 57,634,377 B-

shares for payment in kind, on one or several

occasions during the period until the next AGM

PROPOSAL #18: Approve to change Article 8 of the                ISSUER            YES             FOR                  FOR

Articles of Association as specified

PROPOSAL #19: PLEASE NOTE THAT THIS RESOLUTION IS A          ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL: Amend the Article 5 of the

Articles of Association by inserting a new paragraph

as specified

PROPOSAL #20: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HYFLUX LTD

  TICKER:                  N/A                 CUSIP:   Y3817K105

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Directors' report         ISSUER            YES             FOR                  FOR

and the audited accounts for the YE 31 DEC 2009

together with the Auditors' report thereon

PROPOSAL #2: Approve to declare a first and final              ISSUER            YES             FOR                  FOR

dividend of 5.0 Singapore cents per ordinary share

[1-tier tax exempt] for the YE 31 DEC 2009

PROPOSAL #3: Re-election of Mr. Lee Joo Hai as a                ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 89

of the Company's Articles of Association

PROPOSAL #4: Re-election of Mr. Gay Chee Cheong as a         ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 89

of the Company's Articles of Association

PROPOSAL #5: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

of SGD 576,667 for the YE 31 DEC 2009

PROPOSAL #6: Appointment of Messrs. KPMG LLP as an            ISSUER            YES             FOR                  FOR

External Auditors and authorize the Directors to fix

their remuneration

PROPOSAL #7: Authorize the Directors, pursuant to              ISSUER            YES             FOR                  FOR

Section 161 of the Companies Act, Chapter 50 and Rule

 806 of the Listing Manual of the Singapore Exchange

Securities Trading Limited, to: issue shares in the

Company [shares] whether by way of rights, bonus or

otherwise; and/or make or grant offers, agreements or

 options [collectively, Instruments] that might or

would require shares to be issued, including but not

limited to the creation and issue of [as well as

adjustments to] options, warrants, debentures or

other instruments convertible into shares, at any

time and upon such terms and conditions and for such

purposes and to such persons as the Directors may in

their absolute discretion deem fit; and

[notwithstanding the authority conferred by this

Resolution may have ceased to be in force] issue

shares in pursuance of any Instrument made or granted

 by the Directors while this Resolution was in force,

 provided that: the aggregate number of shares

[including shares to be issued in pursuance of the

Instruments, made or granted pursuant to this

Resolution] and Instruments to be issued pursuant to

this Resolution shall not exceed 50% of the issued

shares in the capital of the Company [as specified in

 accordance with sub-paragraph below], of which the

aggregate number of shares and Instruments to be

issued other than on a pro rata basis to existing

shareholders of the Company shall not exceed 20% of

the issued shares in the capital of the Company [as

calculated in accordance with sub-paragraph  below];

[subject to such calculation as may be prescribed by

the Singapore Exchange Securities Trading Limited]

for the purpose of determining the aggregate number

of shares and Instruments that may be issued under

subparagraph above, the percentage of issued shares

and Instruments shall be based on the number of

issued shares in the capital of the Company at the

time of the passing of this Resolution, after

adjusting for: new shares arising from the conversion

 or exercise of the Instruments or any convertible

securities; new shares arising from the exercising

share options or vesting of share awards outstanding

and subsisting at the time of the passing of this

Resolution; and any subsequent consolidation or

subdivision of shares; in exercising the authority

conferred by this Resolution, the Company shall

comply with the provisions of the Listing Manual of

the Singapore Exchange Securities Trading Limited for

 the time being in force [unless such compliance has

been waived by the Singapore Exchange Securities

Trading Limited] and the Articles of Association of

the Company; and [Authority shall continue in force

until the conclusion of the next AGM of the Company

or the date by which the next AGM of the Company is

required by Law to be held, whichever is earlier or

in the case of shares to be issued in pursuance of

the Instruments, made or granted pursuant to this

Resolution, until the issuance of such shares in

PROPOSAL #8.: Authorize the Directors, pursuant to            ISSUER            YES             FOR                  FOR

Section 161 of the Companies Act, Chapter 50, to

offer and grant options under the Hyflux Employees'

Share Option Scheme [Scheme] and to issue from time

to time such number of shares in the capital of the

Company as may be required to be issued pursuant to

the exercise of options granted by the Company under

the Scheme, whether granted during the subsistence of

 this authority or otherwise, provided always that

the aggregate number of additional ordinary shares to

 be allotted and issued pursuant to the Scheme shall

not exceed 15% of the issued shares in the capital of

 the Company from time to time and [Authority shall

continue in force until the conclusion of the next

AGM of the Company or the date by which the next AGM

of the Company is required by law to be held,

whichever is the earlier]

PROPOSAL #9.: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

to make purchases of issued and fully-paid ordinary

shares in the capital of the Company from time to

time [whether by way of market purchases or off-

market purchases on an equal access scheme] of up to

10% of the issued ordinary shares in the capital of

the Company [ascertained as at the date of the last

AGM of the Company or at the date of the EGM,

whichever is the higher, but excluding any shares

held as treasury shares] at the price of up to but

not exceeding the Maximum Price as defined in the

Company's as specified and [Authority continue in

force until the conclusion of the next AGM of the

Company is held or is required by law to be held,

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HYUNDAI ELEVATOR CO LTD, INCHON

  TICKER:                  N/A                 CUSIP:   Y3835T104

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Balance Sheet, Income                   ISSUER            YES             FOR                  FOR

Statement, and proposed disposition of retained

earning for FY 2009

PROPOSAL #2: Election of Messrs. Jungeun Hyun                     ISSUER            YES             FOR                  FOR

(External) Taesik An as the Directors

PROPOSAL #3: Approve the remuneration limit of the            ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HYUNDAI FIRE & MARINE INSURANCE CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y3842K104

  MEETING DATE:      2/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect a Director                                                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HYUNDAI FIRE & MARINE INSURANCE CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y3842K104

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES             FOR                  FOR

Articles of incorporation

PROPOSAL #3: Election of Mong Yoon Jeong, (External)         ISSUER            YES             FOR                  FOR

Dae Sik Hong as the Directors

PROPOSAL #4: Election of Dae Sik Hong as the Audit            ISSUER            YES             FOR                  FOR

Committee Member as an Outside Director

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HYUNDAI H&S CO LTD

  TICKER:                  N/A                 CUSIP:   Y3830W102

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2: Approve the partial amendment to                     ISSUER            YES             FOR                  FOR

Articles of Incorporation, additional business

objectives, stock split, amendment of related

PROPOSAL #3: Election of Jisun Jeong, Cheongho Kyung         ISSUER            YES             FOR                  FOR

(External) Seunghan Nam as the Directors

PROPOSAL #4: Election of Seunghan Nam as the Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HYUNDAI H&S CO LTD

  TICKER:                  N/A                 CUSIP:   Y3830W102

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the partial amendment to                     ISSUER            YES             FOR                  FOR

Articles of Incorporation  name change, addition of

business objectives, change location of head office,

announcement method

PROPOSAL #2: Election Hojin Jang, Byungjoon Kim  as          ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #3: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4: Approve the merger and acquisition                  ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HYUNJIN MATERIALS CO LTD, PUSAN

  TICKER:                  N/A                 CUSIP:   Y3851U100

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement cash              ISSUER            YES             FOR                  FOR

dividend: KRW 250 per 1 share

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3.1: Election of Chang Kyu Lee as an Inside        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.2: Election of Dae Doo Kim as an Inside          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.3: Election of Se Hee Jung as an Outside         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #5: Election of Ho In Myung as an Executive         ISSUER            YES             FOR                  FOR

Auditor

PROPOSAL #6: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Auditors

PROPOSAL #7: Amend the retirement benefit plan for            ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IAMGOLD CORP

  TICKER:                  N/A                 CUSIP:   450913108

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Derek Bullock as a                     ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #1.2: Election of John E. Caldwell as a                ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #1.3: Election of Donald K. Charter as a              ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #1.4: Election of W. Robert Dengler as a              ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #1.5: Election of Guy G. Dufresne as a                 ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #1.6: Election of Peter C. Jones as a                   ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #1.7: Election of Mahendra Naik as a                     ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #1.8: Election of William D. Pugliese as a          ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #1.9: Election of John Shaw as a Director of        ISSUER            YES             FOR                  FOR

 the Corporation for the ensuing year

PROPOSAL #2.: Appointment of KPMG LLP Chartered                 ISSUER            YES             FOR                  FOR

Accountants, as the Auditors of the Corporation for

the ensuing year and authorize the Directors to fix

their remuneration

PROPOSAL #3.: Approve the Corporation's approach to          ISSUER            YES             FOR                  FOR

Executive Compensation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IBERIA LINEAS AEREAS DE ESPANA SA

  TICKER:                  N/A                 CUSIP:   E6167M102

  MEETING DATE:      6/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts and the                ISSUER            YES             FOR                  FOR

management report of Iberia, Lineas Aereas De Espana,

 SA and its consolidated group of Companies for the

YE 31 DEC 2009 and proposal application of the result

PROPOSAL #2: Approve the management developed by the         ISSUER            YES             FOR                  FOR

Board Directors during 2009

PROPOSAL #3.1: Ratify the appointment and re-                      ISSUER            YES         AGAINST           AGAINST

appointment of D. Antonio Vazquez Romero as a Director

PROPOSAL #3.2: Ratify the appointment and re-                      ISSUER            YES         AGAINST           AGAINST

appointment of D. Rafael Sanchez-Lozano Turmo as a

Director

PROPOSAL #3.3: Ratify the appointment and re-                      ISSUER            YES         AGAINST           AGAINST

appointment of Mr. Keith Williams as a Director

PROPOSAL #3.4: Ratify the appointment and re-                      ISSUER            YES         AGAINST           AGAINST

appointment of D. Rodrigo de Rato y Figaredo as a

Director

PROPOSAL #3.5: Ratify the appointment and re-                      ISSUER            YES         AGAINST           AGAINST

appointment of Mr. Roger Paul Maynard as a Director

PROPOSAL #3.6: Ratify the appointment and re-                      ISSUER            YES         AGAINST           AGAINST

appointment of D. Jorge Pont Sanchez as a Director

PROPOSAL #3.7: Ratify the appointment and re-                      ISSUER            YES         AGAINST           AGAINST

appointment of Valoracion Y Control, S.L as a Director

PROPOSAL #4: Re-elect the Auditor of the Company and         ISSUER            YES             FOR                  FOR

its consolidated group of Companies for the YE for

the year 2010

PROPOSAL #5: Approve the overall ceiling of                        ISSUER            YES             FOR                  FOR

remuneration of the Directors

PROPOSAL #6: Authorize the Board of Directors for the        ISSUER            YES             FOR                  FOR

 acquisition of shares of Iberia, Lineas Aereas de

Espana, Sociedad Anonima, directly or through

controlled companies, within 18 months from the

resolution of the Board, for which purpose the

authorization granted by the AGM of shareholders held

 on 03 JUN 2009

PROPOSAL #7: Authorize the Board of Directors, with          ISSUER            YES             FOR                  FOR

powers of substitution, for the formalization,

correction, registration, interpretation, development

 and execution of the resolutions adopted

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IBJ LEASING COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J2308V106

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IC COMPANYS A/S, COPENHAGEN

  TICKER:                  N/A                 CUSIP:   K8555X107

  MEETING DATE:      10/21/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report by the Board of                ISSUER             NO              N/A                  N/A

Directors on the activities of the Company

PROPOSAL #2.: Receive the annual report for the                 ISSUER            YES             FOR                  FOR

period 01 JUL 2008 to 30 JUN 2009 endorsed by the

Auditors and approval of the Annual Report

PROPOSAL #3.: Approve to the appropriation of the              ISSUER            YES             FOR                  FOR

profits, including the declaration of dividends, or

provision for losses in accordance with the adopted

annual report, the Board of Directors proposes that

no dividend is to be paid to the shareholders for the

 FY 2008/09

PROPOSAL #4.1: Re-elect Niels Martinsen as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Re-elect Henrik Heideby as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #4.3: Re-elect Ole Wengel as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #4.4: Re-elect Anders Colding Friis as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.5: Re-elect Per Bank as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-appoint Deloitte Statsautoriseret            ISSUER            YES             FOR                  FOR

Revisionsaktieselskab as the Auditor

PROPOSAL #6.: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

acquire for the Company up to 10% of the Company's

shares during the period until the next AGM at market

 price +/- 10%

PROPOSAL #7.: Authorize the Board of Directors, to            ISSUER            YES             FOR                  FOR

increase the share capital and approve Section 6A be

worded as specified

PROPOSAL #8.: Transact any other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ICHIYOSHI SECURITIES CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J2325R104

  MEETING DATE:      6/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Authorization of the Board of Directors        ISSUER            YES             FOR                  FOR

 to decide terms and conditions for the issuance of

share warrants as stock options to directors

(excluding independent outside directors), executive

officers, operating officers and employees

PROPOSAL #3.: Approve Policy regarding Large-scale            ISSUER            YES         AGAINST           AGAINST

Purchases of Company Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ICP ELECTRONICS CO LTD

  TICKER:                  N/A                 CUSIP:   Y38586106

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: To report the 2009 business                           ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The statutory Supervisor report of 2009      ISSUER             NO              N/A                  N/A

PROPOSAL #1.3: Report on the status of the buybacks          ISSUER             NO              N/A                  N/A

of treasury stocks and the rules of treasury stocks

transferring

PROPOSAL #1.4: Amendment to Board regulation and                ISSUER             NO              N/A                  N/A

procedure report

PROPOSAL #2.1: Approve to accept the 2009 business            ISSUER            YES             FOR                  FOR

report and financial statements

PROPOSAL #2.2: Approve the distribution of 2009                 ISSUER            YES             FOR                  FOR

profits, cash dividend: TWD 2.0 per share

PROPOSAL #3.1: Amend the Articles of Incorporation of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #3.2: Amend the procedures of lending the            ISSUER            YES             FOR                  FOR

Company excess capital to the third party and the

procedures of endorsements and guarantees

PROPOSAL #4: Any other proposals and extraordinary            ISSUER             NO              N/A                  N/A

motions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IDEC CORPORATION

  TICKER:                  N/A                 CUSIP:   J23274111

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Retiring Corporate Auditors

PROPOSAL #4: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Option Plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IESI-BFC LTD

  TICKER:                  N/A                 CUSIP:   44951D108

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive the financial statements of          ISSUER             NO              N/A                  N/A

the Corporation for the YE 31 DEC 2009 and the report

 of the auditors thereon

PROPOSAL #1.1: Election of Keith Carrigan as a                   ISSUER            YES             FOR                  FOR

Director of IESI-BFC Ltd

PROPOSAL #1.2: Election of Daniel Dickinson as a                ISSUER            YES             FOR                  FOR

Director of IESI-BFC Ltd

PROPOSAL #1.3: Election of Charles Flood as a                     ISSUER            YES             FOR                  FOR

Director of IESI-BFC Ltd

PROPOSAL #1.4: Election of James Forese as a Director        ISSUER            YES             FOR                  FOR

 of IESI-BFC Ltd

PROPOSAL #1.5: Election of Douglas Knight as a                   ISSUER            YES             FOR                  FOR

Director of IESI-BFC Ltd

PROPOSAL #1.6: Election of Daniel Milliard as a                 ISSUER            YES             FOR                  FOR

Director of IESI-BFC Ltd

PROPOSAL #2: Appointment of Deloitte & Touche LLP,            ISSUER            YES             FOR                  FOR

Chartered Accountants, as Auditors of the Corporation

 and authorizing the Directors to fix the

remuneration of the auditors

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IFCI LTD

  TICKER:                  N/A                 CUSIP:   Y8743E123

  MEETING DATE:      9/18/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009 and the profit and loss

account for the YE 31 MAR 2009 and the report of the

Board of Directors and the Auditors' thereon

PROPOSAL #2.: Approve the interim dividend already            ISSUER            YES             FOR                  FOR

paid on Preference Shares as final Dividend

PROPOSAL #3.: Declare a dividend on equity shares               ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-appoint Shri P.G. Muralidharan as a         ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #S.5: Appoint, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Section 224, 224A, 225 and other applicable

provisions, if any, of the Companies Act, 1956, M/s.

Chokshi & Chokshi, Chartered Accountants as the

Auditors of the Company, to hold office from the

conclusion of this AGM until the conclusion of the

next AGM of the Company at a remuneration to be

decided by the Board/Audit Committee of Directors of

the Company, in addition to reimbursement of all out

of pocket expenses in connection with the audit of

the Company

PROPOSAL #6.: Appoint Shri Prakash P. Mallya as a              ISSUER            YES             FOR                  FOR

Director of the Company, liable to retire by rotation

PROPOSAL #7.: Appoint Shri Tejinder Singh Laschar as         ISSUER            YES             FOR                  FOR

a Director of the Company, liable to retire by

PROPOSAL #8.: Appoint Shri K. Narasimha Murthy as a          ISSUER            YES             FOR                  FOR

Director of the Company, liable to retire by rotation

PROPOSAL #9.: Appoint Shri K. Raghuraman as a                     ISSUER            YES             FOR                  FOR

Director of the Company, liable to retire by rotation

PROPOSAL #10.: Appoint Shri S. Shabbeer Pasha as a            ISSUER            YES             FOR                  FOR

Director of the Company, liable to retire by rotation

PROPOSAL #11.: Appoint Smt. Usha Sangwan as a                     ISSUER            YES             FOR                  FOR

Director of the Company, liable to retire by rotation

PROPOSAL #12.: Appoint Shri Sujit K. Mandal as a                ISSUER            YES             FOR                  FOR

Director of the Company, who is not liable to retire

by rotation; authorize the Board of Directors,

subject to the provisions of Section 198, 269, 309,

311 read with Schedule XIII and other applicable

provisions of the Companies Act, 1956 and Article 162

 of Articles of Association of the Company and such

other approvals as may be required, and such

modifications and conditions, if any, to accept the

appointment of Shri Sujit K. Mandal as Whole Time

Director with effect from 01 NOV 2008 for a period of

 2 years and to the payment of remuneration as

specified; in the event of absence or inadequacy of

profit in any FY during his tenure, the aforesaid

remuneration shall be paid as minimum remuneration

subject to compliance of provisions of Schedule XIII

of the Companies Act, 1956; authorize the Board of

Directors to alter and vary the aforesaid terms as to

 remuneration [including perquisites within the

ceiling limits in that behalf laid down in Schedule

XIII to the Companies Act, 1956; and authorize the

Board of Directors of the Company to do all such

acts, deeds and things as may be deemed necessary or

desirable or to settle any question or difficulty

that may arise, in such manner as it may deem fit

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IG GROUP HOLDINGS PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G4753Q106

  MEETING DATE:      10/6/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts for the YE 31 MAY         ISSUER            YES             FOR                  FOR

2009 and accompanying reports

PROPOSAL #2.: Re-elect Sir Alan Budd as a Director             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.: Re-elect Mr. Martin Jackson as a                   ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #4.: Re-elect Mr. Roger Yates as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Declare a final dividend for the year          ISSUER            YES             FOR                  FOR

in the amount of 11 pence per share

PROPOSAL #6.: Re-appoint Ernst and Young as the                 ISSUER            YES             FOR                  FOR

Auditors until the conclusion of the next AGM

PROPOSAL #7.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the Auditors' remuneration

PROPOSAL #8.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report

PROPOSAL #9.: Authorize the Directors to allot                   ISSUER            YES             FOR                  FOR

relevant securities

PROPOSAL #10.: Approve the U.S. Employee Stock                   ISSUER            YES             FOR                  FOR

Purchase Plan

PROPOSAL #S.11: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #S.12: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

equity securities

PROPOSAL #S.13: Amend the Company's Articles of                 ISSUER            YES             FOR                  FOR

Association

PROPOSAL #S.14: Authorize the Company to call a                 ISSUER            YES             FOR                  FOR

general meeting other than an annual general meeting

on not less than 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IGB CORP BERHAD

  TICKER:                  N/A                 CUSIP:   Y38651108

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Audited financial statements        ISSUER            YES             FOR                  FOR

 for the YE 31 DEC 2009 and the reports of the

Directors and the Auditors thereon

PROPOSAL #2: Re-elect Tan Lei Cheng as a Director who        ISSUER            YES             FOR                  FOR

 retires pursuant to Article 85 of the Company's

Articles of Association

PROPOSAL #3: Re-elect Tan Boon Lee as a Director who         ISSUER            YES             FOR                  FOR

retires pursuant to Article 85 of the Company's

Articles of Association

PROPOSAL #4: Re-elect Tony Tan @ Choon Keat as a                ISSUER            YES             FOR                  FOR

Directors who retires pursuant to Article 85 of the

Company's Articles of Association

PROPOSAL #5: Re-elect Tan Kai Seng as a Directors who        ISSUER            YES             FOR                  FOR

 retires pursuant to Article 85 of the Company's

Articles of Association

PROPOSAL #6: Re-appoint Messrs.                                             ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditors of the Company

 and authorize the Directors to fix their remuneration

PROPOSAL #7: Approve Directors fees of MYR 340,000            ISSUER            YES             FOR                  FOR

per annum

PROPOSAL #8: Re-appoint Tan Sri Abu Talib bin Othman         ISSUER            YES             FOR                  FOR

as a Director of the Company, who retires pursuant to

 Section 129(6) of the Companies Act 1965  'Act' , to

 hold the office until the next AGM

PROPOSAL #9: Authorize the Directors, pursuant to              ISSUER            YES             FOR                  FOR

Section 132D of the Act, to issue shares in the

Company at any time until the conclusion of the Next

AGM and upon such terms and conditions and for such

purposes as the Directors may, in their absolute

discretion deem fit, provided that the aggregate

number of shares issued pursuant to this resolution

does not exceed 10% of the issued share capital of

the Company for the time being

PROPOSAL #10: Authorize the Company, subject to the          ISSUER            YES             FOR                  FOR

Act, the Company's Memorandum and the Articles of

Association and Bursa Malaysia Securities Berhad

Bursa Securities  and to purchase at any time such

amount of ordinary shares of MYR 0.50 each in the

Company as may be determined by the Directors of the

Company from time to time through Bursa Securities

upon such terms and conditions as the Directors in

their absolute discretion deem fit and expedient in

the interest of the Company provided that: the

aggregate number of shares which may be purchased the

 Company at any point of time pursuant to the share

Bye-back mandate shall not exceed 10% of the total

issued and paid-up share capital of the Company; the

amount of Funds to be allocated by the Company

pursuant to the Shares Buy-Back Mandate shall not

exceed the retained earnings and the share CONTD

PROPOSAL #CONT: CONTD premium of the Company as at 31        ISSUER             NO              N/A                  N/A

 DEC 2009; and the Shares so purchased by the Company

 pursuant to the Share Buy-Back Mandate to be

retained as treasury shares which may be distributed

as dividends and/or resold on Bursa Securities and/or

 cancelled;  Authority expires the earlier of the

conclusion of the AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required to be held pursuant to

Section 143(1) of the Act   but shall not extend to

such extension as may be allowed pursuant to Section

143(2) of the Act ; and authorize the Directors of

the Company to complete and to do all such acts and

things as they may consider expedient or necessary to

 give effect to the Share Buy-Back Mandate

PROPOSAL #11: Authorize the Company and/or its                   ISSUER            YES             FOR                  FOR

subsidiaries  the Group  to enter into all

arrangement and/or transactions involving the

interests of Directors, major shareholders or persons

 connected with the Directors and/or major

shareholders of the Group  Related parties  as

specified in Section 2.2.1 of the statement/circular

date 30 APR 2010, provided that such arrangements

and/or transactions are: i) recurrent transactions of

 a revenue or trading nature; ii) necessary for the

day-to-day operations; iii) carried out in the

ordinary course of business on normal commercial

terms which are not more favorable to Related Parties

 than those generally available to public; and iv)

are not to the detriment of minority shareholders

PROPOSAL #CONT: CONTD and  Authority expires the                ISSUER             NO              N/A                  N/A

earlier of the conclusion of the next AGM of the

Company or the expiration of the period within which

the next AGM of the Company is required to be held

pursuant to Section 143(1) of the Act,  but shall not

 extend to such extension as may be allowed pursuant

to Section 143(2) of the Act ; authorize the

Directors of the Company to complete and do all such

acts and things as they may consider expedient or

necessary to give effect to the RRPT Mandate

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IGD - IMMOBILIARE GRANDE DISTRIBUZIONE SPA, RAVENN

  TICKER:                  N/A                 CUSIP:   T5331M109

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Receive the financial statement at 31         ISSUER             NO              N/A                  N/A

DEC 2009, the Board of Directors and the Auditors,

the Independent Auditors report and presentation of

consolidated financial statement at 31 DEC 2009, any

adjournment thereof

PROPOSAL #O.2: Approve the adjustment of fees of                ISSUER             NO              N/A                  N/A

Independent Auditors for corporate years 2009-2012,

any adjournment thereof

PROPOSAL #O.3: Approve the cessation of a Director            ISSUER             NO              N/A                  N/A

and appointment of a Director

PROPOSAL #E.1: Amend the terms and conditions of                ISSUER             NO              N/A                  N/A

convertible debenture loan  resolution of 25/06/2007

 the amount, number and issue price of shares,

Article 6 of Statute, any adjournment thereof

PROPOSAL #E.2: Approve the proxy to Board of Director        ISSUER             NO              N/A                  N/A

 and amendment of Article 22 of statute, any

adjournment thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IINO KAIUN KAISHA,LTD.

  TICKER:                  N/A                 CUSIP:   J23446107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Adoption of Anti-Takeover                   ISSUER            YES         AGAINST           AGAINST

Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IL YANG PHARMACEUTICAL CO LTD, YONGIN-GUN

  TICKER:                  N/A                 CUSIP:   Y38863109

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 39th balance sheet, income          ISSUER            YES             FOR                  FOR

statement and the proposed disposition of retained

earning

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Election of Doeon Jung, Dongyeon Kim as         ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #4: Approve the remuneration limit of the            ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IMI PLC

  TICKER:                  N/A                 CUSIP:   G47152106

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Directors report and accounts      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the Directors remuneration report      ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the final dividend                                ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-elect Terry Gateley as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Douglas Hurt as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-elect Roy Twite as a Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #7: Appointment of the Auditors                              ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve the remuneration of Auditors               ISSUER            YES             FOR                  FOR

PROPOSAL #9: Grant authority to allot securities                ISSUER            YES             FOR                  FOR

PROPOSAL #10: Grant authority to make political                 ISSUER            YES             FOR                  FOR

donations and incur political expenditure

PROPOSAL #11: Amend the Rules of the Performance                ISSUER            YES             FOR                  FOR

Share Plan

PROPOSAL #12: Amend the rules of the Share Matching          ISSUER            YES             FOR                  FOR

Plan

PROPOSAL #S.A: Grant authority to allot equity                   ISSUER            YES             FOR                  FOR

securities for cash

PROPOSAL #S.B: Authorize the Company to purchase its         ISSUER            YES             FOR                  FOR

own shares

PROPOSAL #S.C: Approve the notice of general meetings        ISSUER            YES             FOR                  FOR

PROPOSAL #S.D: Adopt the new Articles of Association         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IMMOFINANZ AG, WIEN

  TICKER:                  N/A                 CUSIP:   A27849149

  MEETING DATE:      10/2/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the amended financial                        ISSUER             NO              N/A                  N/A

statements and annual report as per 30 APR 2008 with

the amended report of the Supervisory Board

PROPOSAL #2.: Receive the financial statements and            ISSUER             NO              N/A                  N/A

annual report for the 2008/2009 FY with the report of

 the Supervisory Board, the Group financial

statements and Group annual report

PROPOSAL #3.: Approve the appropriation of                          ISSUER             NO              N/A                  N/A

distributable profit

PROPOSAL #4.: Ratify the acts of the Board of                     ISSUER             NO              N/A                  N/A

Managing Directors and the Supervisory Board

PROPOSAL #5.: Approve the remuneration for the                   ISSUER             NO              N/A                  N/A

members of the Supervisory Board for the 2008/2009 FY

PROPOSAL #6.: Appoint the Auditors for the 2009/2010         ISSUER             NO              N/A                  N/A

FY

PROPOSAL #7.A: Amend the resolution adopted by the            ISSUER             NO              N/A                  N/A

shareholders meeting of 28 SEP 2006, on the creation

of a contingent capital of up to EUR 58,076,106.11,

insofar as option and/or convertible rights of

convertible bonds issued on the basis of the

resolution adopted by the shareholders meeting of 27

SEP 2007, are exercised, and the contingent capital

is not required to secure or serve option and/or

convertible rights of convertible bonds issued on the

 basis of the resolution adopted by the shareholders

meeting of 28 SEP 2006

PROPOSAL #7.B: Amend the resolution adopted by the            ISSUER             NO              N/A                  N/A

shareholders meeting of 27 SEP 2007, on the creation

of a contingent capital of up to EUR 156,828,594.90,

insofar as option and/or convertible rights of

convertible bonds issued on the basis of the

resolution adopted by the shareholders meeting of

September 28, 2006, are exercised, and the contingent

 capital is not required to secure or serve option

and/or convertible rights of convertible bonds issued

 on the basis of the resolution adopted by the

shareholders meeting of 27 SEP 2007

PROPOSAL #7.C: Approve the creation of a contingent          ISSUER             NO              N/A                  N/A

capital of up to EUR 23,384,795.39 through the issue

of up to 22,524,726 new bearer ordinary shares

insofar as option and/or convertible rights of

convertible bonds issued on the basis of the

resolutions adopted by the shareholders meetings of

28 SEP 2006 and 27 SEP 2007, are exercised

PROPOSAL #7.D: Amend the Articles of Association                ISSUER             NO              N/A                  N/A

PROPOSAL #8.A: Approve the revocation of the                       ISSUER             NO              N/A                  N/A

authorization to increase the share capital by up to

EUR 174,228,316.25

PROPOSAL #8.B: Authorize the Board of Managing                   ISSUER             NO              N/A                  N/A

Directors to increase the share capital by up to EUR

238,289,496.40 through issue of up to 229,525,447 new

 bearer ordinary shares against payment in cash or

kind, within a period of five years

PROPOSAL #8.C: Amend the Articles of Association                ISSUER             NO              N/A                  N/A

PROPOSAL #9.: Approve to renew the authorization to          ISSUER             NO              N/A                  N/A

acquire own shares, and authorize the Company to

acquire own shares of up to 10% of its share capital,

 within a period of 30 months, during a period of 5

years, and authorize the Board of Managing Directors

shall be authorized to dispose of the shares in a

manner other than the stock exchange or an offer to

all shareholders if the shares are used for

acquisition purposes or for satisfying existing

conversion rights, and to retire the shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IMMOFINANZ AG, WIEN

  TICKER:                  N/A                 CUSIP:   A27849149

  MEETING DATE:      1/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect the Supervisory Board Members               ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the merger of Immoeast Ag into         ISSUER            YES             FOR                  FOR

Immofinanz Ag and the increase of share capital of

the Company by up to EUR 589.027.5465,14

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IMPLENIA AG, DIETLIKON

  TICKER:                  N/A                 CUSIP:   H41929102

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Company report for the 2009         ISSUER            YES             FOR                  FOR

FY as well as statutory Auditor's report

PROPOSAL #2.1: Approve the annual report 2009                     ISSUER            YES             FOR                  FOR

including the annual financial statement 2009 of the

Implenia Ag

PROPOSAL #2.2: Approve the appropriation of the                 ISSUER            YES             FOR                  FOR

balance sheet profit

PROPOSAL #2.3: Approve the distribution of the par            ISSUER            YES             FOR                  FOR

value reduction

PROPOSAL #3.1: Approve the adjustment at the federal         ISSUER            YES             FOR                  FOR

law on Intermediated securities

PROPOSAL #3.2: Approve the adjustment at the audit            ISSUER            YES             FOR                  FOR

legislation

PROPOSAL #3.3: Approve the foreigner and trustee                ISSUER            YES             FOR                  FOR

restricted, transferability

PROPOSAL #3.4: Approve the adjustment at the purposes        ISSUER            YES             FOR                  FOR

 Article

PROPOSAL #4.: Grant discharge to the Members of the          ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #5.1.A: Re-elect Anton Affentranger to the          ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #5.1.B: Re-elect Markus Dennler to the Board        ISSUER            YES             FOR                  FOR

 of Directors

PROPOSAL #5.1.C: Re-elect Patrick Huenerwadel to the         ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #5.1.D: Re-elect Toni Wicki to the Board of         ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #5.1.E: Re-elect Philippe Zoelly to the                ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #5.2: Election of Hans-Beat Guertler to the         ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #5.3: Election of PricewaterhouseCoopers AG,        ISSUER            YES             FOR                  FOR

 Zurich as the Auditors

PROPOSAL #6.: Ad-hoc                                                                 ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IMPREGILO SPA, MILANO

  TICKER:                  N/A                 CUSIP:   T31500175

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements as at          ISSUER             NO              N/A                  N/A

31 DEC 2009, report of the Board of Directors, report

 of the Board of Statutory Auditors, inherent and

consequent resolutions, allotment of the earnings

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IMS INTERNATIONAL METAL SERVICE SA, NEUILLY SUR SE

  TICKER:                  N/A                 CUSIP:   F52542101

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements for          ISSUER            YES             FOR                  FOR

the FY 2009; discharge of duties to the Executive

Board and Supervisory Board members and to the

Statutory Auditors

PROPOSAL #O.2: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the FY 2009

PROPOSAL #O.3: Approve the regulated Agreements and          ISSUER            YES             FOR                  FOR

undertakings referred to in the special reports of

the Statutory Auditors for the FYE on 31 DEC 2009 in

compliance with Article L.225-86 of the Commercial

PROPOSAL #O.4: Approve the modifications of the                 ISSUER            YES         AGAINST           AGAINST

performance criteria decided by the Supervisory Board

 on 15 OCT 2009 and adjustment of the conditions of

Mr. Jean-Yves Bouffault's end of term decided by the

Supervisory Board on 16 APR 2010

PROPOSAL #O.5: Approve the modifications of the                 ISSUER            YES         AGAINST           AGAINST

performance criteria decided by the Supervisory Board

 on 15 DEC 2009 and adjustment of the conditions of

Mr. Pierre-Yves Le Daeron's end of term decided by

the Supervisory Board on 16 APR 2010

PROPOSAL #O.6: Approve the modifications of the                 ISSUER            YES         AGAINST           AGAINST

performance criteria decided by the Supervisory Board

 on 15 OCT 2009 and adjustment of the conditions of

Mr. Philippe Brun's end of term decided by the

Supervisory Board on 16 APR 2010

PROPOSAL #O.7: Approve the non-competition Agreement         ISSUER            YES             FOR                  FOR

signed between Mr. Jean-Yves Bouffault and the Company

PROPOSAL #O.8: Approve the Agreement of conventional         ISSUER            YES             FOR                  FOR

breach with Mr. Pierre-Yves Le Daeron

PROPOSAL #O.9: Approve the Agreement of conventional         ISSUER            YES             FOR                  FOR

breach with Mr. Philippe Brun

PROPOSAL #O.10: Approve the allocation of income                ISSUER            YES             FOR                  FOR

PROPOSAL #O.11: Appointment of Mr. Eric Jacquet as a         ISSUER            YES             FOR                  FOR

Member of the Board of Directors after adopting the

structure with a Board of Directors and consequential

 amendment of the statutes planed in the 23rd

resolution as well as the completion of the merger

planed in the 25th and 26th resolutions

PROPOSAL #O.12: Appointment of Mr. Jean Jacquet as a         ISSUER            YES             FOR                  FOR

Member of the Board of Directors after adopting the

structure with a Board of Directors and consequential

 amendment of the statutes planed in the 23rd

resolution as well as the completion of the merger

planed in the 25th and 26th resolutions

PROPOSAL #O.13: Appointment of the Company JSA as a          ISSUER            YES             FOR                  FOR

Member of the Board of Directors after adopting the

structure with a Board of Directors and consequential

 amendment of the statutes planed in the 23rd

resolution as well as the completion of the merger

planed in the 25th and 26th resolutions

PROPOSAL #O.14: Appointment of Mr. Jean-Fran ois                ISSUER            YES             FOR                  FOR

Clement as a Member of the Board of Directors after

adopting the structure with a Board of Directors and

consequential amendment of the statutes planed in the

 23rd resolution as well as the completion of the

merger planed in the 25th and 26th resolutions

PROPOSAL #O.15: Appointment of Mr. Yvon Jacob as a            ISSUER            YES             FOR                  FOR

Member of the Board of Directors after adopting the

structure with a Board of Directors and consequential

 amendment of the statutes planed in the 23rd

resolution as well as the completion of the merger

planed in the 25th and 26th resolutions

PROPOSAL #O.16: Appointment of CCAN 2007 as a Member         ISSUER            YES             FOR                  FOR

of the Board of Directors after adopting the

structure with a Board of Directors and consequential

 amendment of the statutes planed in the 23rd

resolution as well as the completion of the merger

planed in the 25th and 26th resolutions

PROPOSAL #O.17: Appointment of Mr. Henri-Jacques                ISSUER            YES             FOR                  FOR

Nougein as a Member of the Board of Directors after

adopting the structure with a Board of Directors and

consequential amendment of the statutes planed in the

 23rd resolution as well as the completion of the

merger planed in the 25th and 26th resolutions

PROPOSAL #O.18: Appointment of Mr. Xavier Gailly as a        ISSUER            YES             FOR                  FOR

 Member of the Board of Directors after adopting the

structure with a Board of Directors and consequential

 amendment of the statutes planed in the 23rd

resolution as well as the completion of the merger

planed in the 25th and 26th resolutions

PROPOSAL #O.19: Appointment of Mr. Jacques Leconte as        ISSUER            YES             FOR                  FOR

 a Member of the Board of Directors after adopting

the structure with a Board of Directors and

consequential amendment of the statutes planed in the

 23rd resolution as well as the completion of the

merger planed in the 25th and 26th resolutions

PROPOSAL #O.20: Approve the determination of                       ISSUER            YES             FOR                  FOR

attendance allowances

PROPOSAL #O.21: Grant authorize to implement a                   ISSUER            YES         AGAINST           AGAINST

Company's share repurchase program

PROPOSAL #E.22: Amend the Article 11 of the statutes         ISSUER            YES         AGAINST           AGAINST

- decision to establish double voting rights

PROPOSAL #E.23: Approve, after the completion of the         ISSUER            YES         AGAINST           AGAINST

merger planed in the 25th and 26th resolutions,

modification of the mode of administration and

management of the Company, termination of the

structure with an Executive Board and a Supervisory

Board and adoption of a structure with a Board of

Directors and consequential amendment of the statutes

PROPOSAL #E.24: Approve, after the completion of the         ISSUER            YES         AGAINST           AGAINST

merger planed in the 25th and 26th resolutions,

adoption of new statutes

PROPOSAL #E.25: Approve the merger by absorption of          ISSUER            YES             FOR                  FOR

the Company Jacquet Metals by IMS International Metal

 Service; approve the terms and conditions of the

draft merger treaty; approve the contribution of

assets and liabilities of Jacquet Metals to the

Company, the evaluation of the contributions and

PROPOSAL #E.26: Approve the capital increase                       ISSUER            YES             FOR                  FOR

consequential to the merger and consequential

amendment of the statutes; approve the amount of the

merger premium and its allocation

PROPOSAL #E.27: Authorize the Board of Directors or          ISSUER            YES             FOR                  FOR

the Executive Board  as applicable  to reduce the

capital of the Company by cancellation of shares

PROPOSAL #E.28: Authorize the Board of Directors or          ISSUER            YES             FOR                  FOR

the Executive Board to increase the capital of the

Company by incorporation of reserves, profits or

premiums

PROPOSAL #E.29: Authorize the Board of Directors or          ISSUER            YES             FOR                  FOR

the Executive Board  as applicable  to issue shares

of the Company and securities giving access to shares

 of the Company or companies of the Company's group,

with preferential subscription rights of the

PROPOSAL #E.30: Authorize the Board of Directors or          ISSUER            YES             FOR                  FOR

the Executive Board  as applicable , in the event of

capital increase with preferential subscription

rights of the shareholders, to increase the number of

 issuable securities

PROPOSAL #E.31: Authorize the Board of Directors or          ISSUER            YES             FOR                  FOR

the Executive Board  as applicable  to issue shares

of the Company and securities giving access to shares

 of the Company, in consideration for contributions

in kind granted to the Company and composed of equity

 securities or securities giving access to the capital

PROPOSAL #E.32: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

carry out the transfer or capital increases by

issuing shares or securities giving access to the

capital of the Company reserved for employees who are

 members of a Company savings plan

PROPOSAL #E.33: Approve the overall limitation of the        ISSUER            YES             FOR                  FOR

 authorizations

PROPOSAL #O.34: Grant powers to accomplish the                   ISSUER            YES             FOR                  FOR

formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IMTECH NV

  TICKER:                  N/A                 CUSIP:   N44457120

  MEETING DATE:      4/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER             NO              N/A                  N/A

PROPOSAL #2.a: Receive the report of the Board of              ISSUER             NO              N/A                  N/A

Management and the Supervisory Board for the FY 2009

PROPOSAL #2.b: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #2.c: Declare a dividend over the FY 2009 of        ISSUER            YES             FOR                  FOR

 EUR 0.64 gross per share, which can be taken up at

the choice of the shareholders entirely in cash or in

 new shares of the Company

PROPOSAL #2.d: Grant discharge of the Board Members          ISSUER            YES             FOR                  FOR

for the Management of the Company in 2009

PROPOSAL #2.e: Grant discharge of the Members of the         ISSUER            YES             FOR                  FOR

Supervisory Board for the supervision of the Board of

 Management in 2009 and for the state of affairs in

the Company

PROPOSAL #3.a: Approve to extend until 07 OCT 2011            ISSUER            YES             FOR                  FOR

the authorization of the Board of Management to

decide to issue - by which it is understood the

granting of the right to subscribe for - ordinary

and/or financing preference shares, on the

understanding that this authorization is limited to

10% of the issued capital at the time of the decision

PROPOSAL #3.b: Approve to extend until 07 OCTO 2011          ISSUER            YES             FOR                  FOR

the authorization of the Board of Management to

decide to issue - by which it is understood the

granting of the right to subscribe for - ordinary

and/ or financing preference shares in connection

with or in the case of a merger with, or the

acquisition of, a Company or Business, on the

understanding that this authorization is limited to

10% of the issued capital at the time of the decision

PROPOSAL #3.c: Approve to extend until 07 OCT 2011            ISSUER            YES             FOR                  FOR

the authorization of the Board of Management up to

the amounts referred to above to restrict or exclude

the pre-emptive rights on the issue or granting of

rights to subscribe for ordinary shares, in

accordance with Article 96a, Clause 6, Book 2 of the

PROPOSAL #4: Authorize the Board of Management, for a        ISSUER            YES             FOR                  FOR

 period of 18 months, therefore until 07 OCT 2011, to

 acquire for the Company as many of its own shares as

 is permitted by the law and the Articles of

Association, whether through the stock exchange or by

 other means, for a price that is between an amount

equal to nil and an amount which is not higher than

10% above the opening price quoted on the stock

exchange of Euronext Amsterdam by NYSE Euronext on

the day of acquisition or, should such a quotation

not exist, the last previous quotation on said stock

exchange

PROPOSAL #5.a: Reappoint Mr. E.A.Van Amerongen to the        ISSUER            YES             FOR                  FOR

 Supervisory Board, for a term of four years

PROPOSAL #5.b: Reappoint Mr. Mr. A.Van Tooren to the         ISSUER            YES             FOR                  FOR

Supervisory Board, for a term of four years

PROPOSAL #5.c: Approve to determine the remuneration         ISSUER            YES             FOR                  FOR

as follows (in EUR): Chairman of the Supervisory

Board 52,500 and the Members of the Supervisory Board

 37,500, taking into account that the remuneration of

 the other committees and the contact person for the

Representative Bodies remain unchanged

PROPOSAL #6: Adopt the english language for the                 ISSUER            YES             FOR                  FOR

annual report and annual accounts commencing for all

reports in 2010

PROPOSAL #7: Any other business                                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INABA DENKISANGYO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J23683105

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INABATA & CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J23704109

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Amendments to Large-scale Purchase                ISSUER            YES         AGAINST           AGAINST

Countermeasures and Continuation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INCHCAPE PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G47320174

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial statements of                ISSUER            YES             FOR                  FOR

Company for the FYE 31 DEC 2009 together with the

reports of the Directors and Auditors thereon

PROPOSAL #2: Approve the Board report on remuneration        ISSUER            YES             FOR                  FOR

 set out on Pages 68 to 74 of the Company's annual

report and accounts for the FYE 31 DEC 2009

PROPOSAL #3: Election of Alison Cooper as a Director         ISSUER            YES             FOR                  FOR

of the Company, who has been appointed as a Director

of the Company since the last AGM of the Company

PROPOSAL #4: Election of John McConnell as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who has been appointed as a Director

 of the Company since the last AGM of the Company

PROPOSAL #5: Election of Nigel Northridge as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who has been appointed as a

Director of the Company since the last AGM of the

Company

PROPOSAL #6: Re-appoint PricewaterhouseCoopers LLP,          ISSUER            YES             FOR                  FOR

as the Auditors of the Company to hold office until

the conclusion of the next general meeting at which

accounts are laid before the Company

PROPOSAL #7: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to determine the Auditors' remuneration

PROPOSAL #8: Approve, subject to and conditional upon        ISSUER            YES             FOR                  FOR

 the admission of the New Ordinary Shares (as defined

 below) to the Official List of the United Kingdom

Listing Authority and to trading on the London Stock

Exchange's main market for listed securities becoming

 effective, each of the ordinary shares of one penny

each in the capital of the Company (the Existing

Ordinary Shares) which at 5.00 p.m. on 14 MAY 2010

are shown in the books of the Company to be in issue

or held in treasury shall be consolidated into

ordinary shares of 10 pence each in the capital of

the Company (the New Ordinary Shares) on the basis of

 10 Existing Ordinary Shares being consolidated into

one New Ordinary Share, each New Ordinary Share

having the same rights as the Existing Ordinary

Shares, provided that: (A) where such consolidation

PROPOSAL #CONTD: CONTD results in any member being            ISSUER             NO              N/A                  N/A

entitled to a fraction of a New Ordinary Share, such

fraction shall, so for as possible, be aggregated

with the fractions of a New Ordinary Shares to which

other members of the Company may be entitled; and (b)

 authorize the Directors of the Company to sell (or

appoint any other person to sell to any person), on

behalf of the relevant members, all the New Ordinary

Shares representing such fractions at the best price

reasonably obtainable to any person, and to

distribute the proceeds of sale (net of expenses) in

due proportion among the relevant members entitled

thereto (save that any fraction of a penny which

would otherwise be payable shall be rounded up or

down in accordance with the usual practice of the

registrar of the Company, and save the Company may

PROPOSAL #CONTD: CONTD the net proceeds of sale of            ISSUER             NO              N/A                  N/A

such New Ordinary Shares representing such fractions

where the individual amount of net proceeds to which

any member is entitled is less than GBP 5.00); and

authorize any Director of the Company (or any person

appointed by the Directors of the Company) to execute

 an instrument of transfer in respect of such New

Ordinary Shares on behalf of the relevant members and

 to do all acts and things the Directors consider

necessary or expedient to effect the transfer of such

 shares to, or in accordance with the Directions of,

any buyer of any such shares

PROPOSAL #9: Authorize the Board, generally and                 ISSUER            YES             FOR                  FOR

unconditionally, in substitution for all subsisting

authorities to allot shares in the Company and to

grant rights to subscribe for or to convert any

security into shares in the Company: Up to a nominal

amount of GBP 15,346,731 (such amount to be reduced

by the nominal amount allotted or granted under

paragraph (B) below in excess of such sum); and b)

comprising equity securities (Section 560(1) of the

Companies Act 2006) up to a nominal amount of GBP

30,693,462 (such amount to be reduced by any

allotments or grants made under paragraph (A) above)

in connection with an offer by way of a rights issue;

 i) to ordinary shareholders in proportion (as nearly

 as may be practicable) to their existing holdings;

and ii) to holder of other equity securities as

required by the rights of those securities or as the

Board otherwise consider necessary; CONTD

PROPOSAL #CONTD: CONTD and so that the Board may                ISSUER             NO              N/A                  N/A

impose any limits or restrictions  and make any

arrangements which it considers necessary or

appropriate to deal with treasury shares, fractional

entitlements, record dates, legal, regulatory or

practical problems in or under the laws of, any

territory or any other matter;  Authority expires at

the earlier of the next AGM or on 13 AUG 2011 ; and

that the Company may make offers and enter into

agreements which would, or might, require shares to

be allotted or rights to subscribe for or concert

securities into shares to be granted after the

authority ends and the Board may allot shares or

grant rights to subscribe for or  convert securities

into shares, under any such offer or agreement as if

the authority had not ended

PROPOSAL #S.10: Authorize the Board, subject to the          ISSUER            YES             FOR                  FOR

passing of Resolution 9, to allot equity securities

(as defined in the Companies Act 2006) for cash under

 the authority given by that resolution and/or to

sell ordinary shares held by the Company as treasury

shares for cash as if Section 561 of the Companies

Act 2006 did not apply to any such allotment or sale,

 such power to be limited: (A) to the allotment of

equity securities and sale of treasury shares for

cash in connection with an offer of, or invitation to

 apply for, equity securities (but in the case of the

 authority granted under Paragraph (B) of Resolution

9, by way of a rights issue only: (i) to ordinary

shareholders in proportion (as nearly as may be

practicable) to their existing holdings; and (ii) to

holders of other equity securities, as required by

CONTD

PROPOSAL #CONTD: CONTD the rights of those securities        ISSUER             NO              N/A                  N/A

 or, as the Board otherwise considers necessary, and

so that the Board may impose any limits or

restrictions and make any arrangements which it

considers necessary or appropriate to deal with

treasury shares, fractional entitlements, record

dates, legal, regulatory or practical problems in, or

 under the laws of, any territory or any other

matter; and (B) in the case of the authority granted

under Paragraph (A) of Resolution 9 and/or in the

case of any sale of treasury shares for cash, to the

allotment (otherwise than under Paragraph (A) above)

of equity securities or sale of treasury shares up to

 a nominal amount of GBP 2,315,447;  Authority

expires the earlier of the conclusion of the next AGM

 of the Company or 13 AUG 2011 ; and the Directors

PROPOSAL #CONTD: CONTD securities after the expiry of        ISSUER             NO              N/A                  N/A

 this authority in pursuance of such an offer or

agreement made prior to such expiry

PROPOSAL #S.11: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purposes of Section 701 of the Companies Act 2006 to

make one or more market purchases (as defined in

Section 693(4) of the Companies Act 2006) of the

ordinary shares in the Company (Ordinary Shares) such

 power to be limited: (A) to a maximum number of (i)

460,401,932 Ordinary Shares of one penny each; or

(ii) (if Resolution 8 is passed) 46,040,193 Ordinary

Shares of 10 pence each, as applicable; (b) by the

condition that the minimum price which may be paid

for an Ordinary shares is the nominal amount of that

share and the maximum price which may be paid for an

Ordinary Shares is the highest of: (i) an amount

equal to 5% above the average market value of an

Ordinary Shares for the five business days

immediately preceding the day on which that Ordinary

Share is contracted to be CONTD

PROPOSAL #CONTD: CONTD purchased; and (ii) the higher        ISSUER             NO              N/A                  N/A

 of the price of the last independent trade and the

highest current independent bid on the trading venues

 where the purchase is carried out, in each case,

exclusive of expenses;  Authority expires the earlier

 of the conclusion of the next AGM of the Company or

13 AUG 2011 ; the Company, before the expiry, may

make a contract to purchase ordinary shares which

will or may be executed wholly or partly after such

PROPOSAL #S.12: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company, by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 Companies Act 2006, are to be treated

as provisions of the Company's Articles of

Association; and the Articles of Association as

specified be adopted as the Articles of Association

of the Company in substitution for, and to the

exclusion of, the existing Articles of Association

PROPOSAL #S.13: Approve that a general meeting other         ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 clear

days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDEPENDENCE GROUP NL

  TICKER:                  N/A                 CUSIP:   Q48886107

  MEETING DATE:      11/25/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: The remuneration report contained                 ISSUER            YES             FOR                  FOR

within the 2009 Directors' report be adopted

PROPOSAL #2.: Mr. Peter Bilbe, who retires in                     ISSUER            YES             FOR                  FOR

accordance with section 7.3(f) of the Company's

Constitution, and being eligible for re-election, be

re-elected as a director of the Company

PROPOSAL #3.: Mr. John Christie, who retires in                 ISSUER            YES             FOR                  FOR

accordance with section 7.3(a) of the Company's

Constitution, and being eligible for re-election, be
re-elected as a director of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDEPENDENT NEWS AND MEDIA PLC

  TICKER:                  N/A                 CUSIP:   G4755S126

  MEETING DATE:      11/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: PLEASE NOTE THAT THIS IS A                              ISSUER            YES         AGAINST               FOR

SHAREHOLDERS' PROPOSAL: approve to remove Dr. Brian

J. Hillery from his office as the Chairman of the

Company in accordance with Section 182 of the

Companies Act 1963 with immediate effect

PROPOSAL #2.: PLEASE NOTE THAT THIS IS A                              ISSUER            YES         AGAINST               FOR

SHAREHOLDERS' PROPOSAL: appoint a new Senior

Independent Director with immediate effect

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDEPENDENT NEWS AND MEDIA PLC

  TICKER:                  N/A                 CUSIP:   G4755S126

  MEETING DATE:      11/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #E.1: Approve that, subject to the                        ISSUER            YES         AGAINST           AGAINST

satisfaction of the following conditions [the defined

 terms listed below shall bear the same meanings as

ascribed to them in the Memorandum] [and subject to

the provisions as to the waiver of such conditions

set out in paragraph 10 below] on or before the First

 Equity Issue Date, the New Bank Facilities having

been executed and being conditional only on the

implementation of the Restructuring and the Principal

 Restructuring Documents having been executed;

various consents, regulatory approvals and

confirmations having been obtained; the continuation

of the Standstill Period; the Company having convened

 the Share Capital EGM to consider the Share Capital

Resolutions and the Rights Issue Resolution; the

agreement of the Irish Takeover Panel being obtained

that all or any of the Bondholders would not be

obliged under Rule 9 of the Irish Takeover Rules to

make a mandatory offer, or if they were so obliged,

the Irish Takeover Panel having granted an

unconditional waiver of any such obligation; no

regulatory impediments to the implementation of the

Restructuring having arisen and not having been

addressed; and no legal proceedings having been

issued which materially restrict the rights attached

to, or require any disposal of, the First Company

Shares [as defined in this resolution below] or which

 delay, or would be likely to delay, completion of

the Restructuring beyond 30 DEC 2009; such entity as

may be nominated to holders of the Bonds by the Ad

Hoc Committee [as defined below] on or before the

date of this Meeting is with immediate effect

appointed as the agent and nominee of the Bondholders

 [the Nominee] for the purposes set out in the

remainder of this Extraordinary Resolution and on the

 basis that: all the acts and omissions of the

Nominee shall be deemed to have the benefit of

protective provisions equivalent to those contained

in the Trust Deed and afforded to the Trustee

[including, without limitation, the provisions

regulating the duties of, and providing for the

remuneration, indemnification and exculpation of the

Trustee], as if references in those provisions to

Trustee were to Nominee; authorize and direct the

Nominee to concur in, and execute and do, in addition

 to those specifically referred to in this

Extraordinary Resolution, all other deeds,

instruments, acts and things which may be necessary

or appropriate or which the Nominee is instructed by

the Ad Hoc Committee to carry out and give effect to

this Extraordinary Resolution and implement the

Proposal [as the same may be varied or amended in

accordance with this resolution below] and to concur

with the Ad Hoc Committee and the Company, and

thereby authorize on behalf of the Bondholders, any

such amendments and variations to the implementation

of the Proposal as are authorized by the Ad Hoc

Committee pursuant to this resolution; to delegate

the performance of any of its actions or authorities

pursuant to this Extraordinary Resolution to one or

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDEPENDENT NEWS AND MEDIA PLC

  TICKER:                  N/A                 CUSIP:   G4755S126

  MEETING DATE:      11/13/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: PLEASE NOTE THAT THIS IS A                              ISSUER            YES         AGAINST               FOR

SHAREHOLDERS' PROPOSAL: approve to revoke the

ordinary resolution adopted by the members on 12 JUN

2009 empowering the Directors to allot and issue

relevant securities for the purposes of Section 20 of

 the Companies [Amendment] Act 1983

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDEPENDENT NEWS AND MEDIA PLC

  TICKER:                  N/A                 CUSIP:   G4755S126

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to dispose the Group's entire          ISSUER            YES             FOR                  FOR

shareholding in INM Outdoor [the Disposal] for gross

sale proceeds of ZAR 1,100 million [approximately EUR

 98 million]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDEPENDENT NEWS AND MEDIA PLC

  TICKER:                  N/A                 CUSIP:   G4755S126

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the authorized                ISSUER            YES             FOR                  FOR

share capital of the Company

PROPOSAL #2.: Authorize the Directors to allot                   ISSUER            YES             FOR                  FOR

relevant securities up to the amount equal to the

authorized but unissued share capital of the Company

PROPOSAL #S.3: Grant authority to dis-apply pre-                ISSUER            YES             FOR                  FOR

emption rights

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDEPENDENT NEWS AND MEDIA PLC

  TICKER:                  N/A                 CUSIP:   G4755S126

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Director's report         ISSUER            YES             FOR                  FOR

and the financial statements for the YE 31 DEC 2009

and the independent Auditor's report

PROPOSAL #2.A: Re-election of Gavin O'Reilly as                 ISSUER            YES             FOR                  FOR

Directors who retire in accordance with the Articles

of Association and, being eligible

PROPOSAL #2.B: Re-election of Baroness Margaret Jay          ISSUER            YES             FOR                  FOR

as Directors who retire in accordance with the

Articles of Association and, being eligible

PROPOSAL #2.C: Re-election of Frank Murray as                     ISSUER            YES             FOR                  FOR

Directors who retire in accordance with the Articles

of Association and, being eligible

PROPOSAL #2.D: Re-election of Brian Hillery as                   ISSUER            YES             FOR                  FOR

Directors who retire in accordance with the Articles

of Association and, being eligible

PROPOSAL #2.E: Election of Lothar Lanz as Directors          ISSUER            YES             FOR                  FOR

who retire in accordance with the Articles of

Association and, being eligible

PROPOSAL #2.F: Election of Bengt Braun as Directors          ISSUER            YES             FOR                  FOR

who retire in accordance with the Articles of

Association and, being eligible

PROPOSAL #3: Approve the aggregate ordinary                        ISSUER            YES             FOR                  FOR

remuneration permitted to be paid to the Directors in

 accordance with Article 76 of the Company's Articles

 of Association be and is hereby fixed at an amount

not exceeding EUR 700,000 per annum

PROPOSAL #4: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #5: Receive and consider the report of the          ISSUER            YES             FOR                  FOR

remuneration committee on Director's remuneration for

 the YE 31 DEC 2009

PROPOSAL #6: Approve that, conditionally and                       ISSUER            YES             FOR                  FOR

immediately upon the admission of the new ordinary

shares as defined in paragraph c  below to the

official list of the Irish Stock Limited and the

Official List maintained by the UK Listing Authority

and to trading on the respective main markets for

listed securities of the Irish Stock Exchange Limited

 and the London Stock Exchange plc becoming effective

 by 8.00am on 14 JUN 2010  or such later time and/or

date as the Directors may determine ;  a  each of the

 authorized ordinary shares of EUR 0.05 each  the

Existing Ordinary Shares  that at 6.00 p.m. on 11 JUN

 2010 or such other time and date as the Directors of

 the Company may determine   the Consolidation Record

 Time  are shown in the books of the Company as

unissued shall be consolidated into new ordinary

shares of EUR 0.35 each in CONT ..

PROPOSAL #CONT: ..CONT capital of the Company the              ISSUER             NO              N/A                  N/A

Unissued new Ordinary Shares , provided that, where

such consolidation would otherwise result in a

fraction of an Unissued new Ordinary Share, the

number of existing ordinary shares that would

otherwise constitute such fraction shall be cancelled

 pursuant to section 68 1  e  of the Companies Act

1963; b  all existing ordinary shares that are in

issue at the Consolidation Record Time shall be

consolidated into new ordinary shares of EUR 0.35

each in the capital of the Company  the New Ordinary

Shares , provided that, where such consolidation

would otherwise result in any member being entitled

to a fraction of a New Ordinary Share, such fraction

shall, so far as possible, be aggregated and

consolidated with the fractions of a New Ordinary

Share to which other member of the Company would

PROPOSAL #CONT: ..CONT otherwise be entitled into New        ISSUER             NO              N/A                  N/A

 Ordinary Shares and the Directors of the Company be

authorized to sell or appoint any other person to

sell  to any person, on behalf of the relevant

members, all the New Ordinary Shares representing

such fractions at the best price reasonably

obtainable, and to retain the proceeds of sale net of

 expenses  for the benefit of the Company, and that

any Director of the Company or any person appointed

by the Directors of the Company  be authorized to

executive an instrument of transfer in respect of

such shares on behalf of the relevant members and to

do all acts and things the Directors consider

necessary or desirable to effect the transfer of such

 shares to, or in accordance with the Directors of ,

any buyer of any such shares;  c  each  if any  of

the issued Existing Ordinary Shares that cannot be

PROPOSAL #CONT: ..CONT consolidated into a New                   ISSUER             NO              N/A                  N/A

Ordinary Share shall be, immediately acquired by the

Company from the members otherwise entitled thereto

for no consideration pursuant to section 41 2  of the

 Companies amendment  Act 1983 and that any Director

of the Company or any person appointed by the

Directors of the Company  be authorized to execute an

 and to do all acts and things that the Directors

consider necessary or desirable to effect the

acquisition of such shares

PROPOSAL #7: Authorize the Board of Directors for the        ISSUER            YES             FOR                  FOR

 purposes of Section 20 of the Companies Amendment

Act 1983 the 1983 Act , the Directors be authorized

to allot and issue relevant securities including,

without limitation, ordinary shares of EUR 0.05 each

in the capital of the Company and, upon Resolution 6

becoming effective in accordance with its terms,

ordinary shares of EUR 0.35 each in the capital of

the Company and including any shares purchased by the

 Company pursuant to the provisions of the Companies

Act 1990 and held as treasury shares  pursuant to and

 in accordance with Article 6 of the Articles of

Association of the Company and the maximum amount of

relevant securities which may be allotted under this

authority shall be the authorized but as yet CONT..

PROPOSAL #CONT: ..CONT unissued share capital of the         ISSUER             NO              N/A                  N/A

Company as at the close of business on the date of

passing of this resolution, the authority hereby

conferred shall, subject to Article 6 of the Articles

 of Association of the Company, expire on the earlier

 of the date of the next AGM of the Company after the

 passing of this resolution and 2 SEP 2011, unless

previously revoked or renewed in accordance with the

provisions of the 1983 Act

PROPOSAL #S.8: Approve that subject to and contingent        ISSUER            YES             FOR                  FOR

 upon the passing of Resolution 6, of the purposes of

 Section 24 of the Companies  Amendment  Act 1983

the1983 Act , the Directors be empowered to allot and

 issue equity securities including, without

limitation, ordinary shares of EUR 0.05 each in the

capital of the Company and, upon resolution 5

becoming effective in accordance with its terms,

ordinary shares of EUR 0.35 each in the capital of

the Company and including any shares purchased by the

 Company pursuant to the provisions of the Companies

Act 1990 and held as treasury shares  for cash

pursuant to and in accordance with and subject to the

 terms and conditions set out in Article 6 of the

Articles of Association of the Company and that such

date as is referred to in Article 6 c   ii  shall be

2 JUN 2010, CONT..

PROPOSAL #CONT: ..CONT the power hereby conferred              ISSUER             NO              N/A                  N/A

shall expire at the close of business on the earlier

of the date of the next AGM of the Company after the

passing this resolution and 2 SEP 2011, unless

previously revoked or renewed in accordance with the

provisions of the 1983 Act

PROPOSAL #S.9: Approve the Company and/or subsidiary         ISSUER            YES             FOR                  FOR

being a body corporate as referred to in the European

 Communities Public Limited Company Subsidiaries

Regulation 1997  of the Company be generally

authorized to make market purchases  as defined by

Section 212 of the Companies Act 1990 the 1990 Act

of shares of any class of the Company on such terms

and conditions and in such manner as the Directors

may from time to time determine in accordance with

and subject to the provisions of the 1990 Act, and

Article 3 A  of the Articles of Association of the

Company;  b  the re-issue price range at which any

treasury shares as defined by section 209 of the 1990

 Act  for the time being held by the Company may be

re-issued off market shall be the price range set out

 in Article 3 A  of the Articles of Association of

the Company; CONT..

PROPOSAL #CONT: ..CONT  c  the authorities hereby              ISSUER             NO              N/A                  N/A

conferred shall expire at the close of business on

the earlier of the date of the next AGM of the

Company after the passing of this resolution and 2

DEC 2011 unless, in any such case, previously revoked

 or renewed in accordance with the provisions of the

1990 Act

PROPOSAL #S.10: Approve the subject to compliance              ISSUER            YES             FOR                  FOR

with all applicable provisions of the Companies Acts

1963 to 2009, the Directors of the Company be and are

 hereby generally and unconditionally authorized to

call a general meeting, other than an AGM and a

meeting for the passing of a special resolution, on

not less than 14 days' notice, the authority hereby

conferred shall expire at the conclusion of the next

AGM of the Company held after the date of the passing

 of this resolution unless previously renewed, varied

 or revoked by the Company in general meeting

PROPOSAL #S.11: Approve that a  the share capital of         ISSUER            YES             FOR                  FOR

the Company be reduced by the cancellation of 878,

775, 439 deferred shares of EUR 0.25 each which have

not been taken or agreed to be taken by any person

and the memorandum of association of the Company be

amended by deleting the first sentence of clause 5

and substituting therefor the following sentence; the

 share capital of the Company is EUR 230, 306, 140.25

 divided into 4,606, 122, 805 ordinary shares of EUR

0.05 each;  b  the regulations contained in the

document produced at the meeting and market A by the

Chairman of the purposes of identification be and are

 hereby approved as the Articles of Association of

the Company in substitution for, and to the exclusion

 of, the existing Articles of Association of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDESIT COMPANY SPA, FABRIA

  TICKER:                  N/A                 CUSIP:   T52684106

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements as on          ISSUER             NO              N/A                  N/A

31 DEC 2009 and adjournment thereof

PROPOSAL #2: Appointment of Board of Directors and            ISSUER             NO              N/A                  N/A

Board of Directors Chairman for

PROPOSAL #3: Appointment of Honorarium Chairman                  ISSUER             NO              N/A                  N/A

PROPOSAL #4: Authorize the proposal to buy and sell          ISSUER             NO              N/A                  N/A

own shares

PROPOSAL #5: Approve the expense fund for savings              ISSUER             NO              N/A                  N/A

shareholders common interests

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDESIT COMPANY SPA, FABRIA

  TICKER:                  N/A                 CUSIP:   T52684106

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #E.1: Approve the revision of the Corporate         ISSUER             NO              N/A                  N/A

Bylaws in compliance with Law Decree No.27 dated 27

JAN 2010: amendment to Articles 7, 9, 10, 14 and 22

PROPOSAL #E.2: Amend the Article 20 and 21 of the              ISSUER             NO              N/A                  N/A

Corporate Bylaws: integration to the Corporate

Bylaws: Article 21 BIS

PROPOSAL #A.1: Approve the balance sheet as of 31 DEC        ISSUER             NO              N/A                  N/A

 2009; related and consequential resolutions

PROPOSAL #A.2: Appointment of the Board of Directors         ISSUER             NO              N/A                  N/A

for fiscal years from 2010 to 2012, upon

determination of the number of its Members;

appointment of the Chairman and determination of the

emoluments reserved to the Board of Directors

PROPOSAL #A.3: Appointment of the Honorary Chairman           ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: Grant authority to purchase and                   ISSUER             NO              N/A                  N/A

dispose own shares

PROPOSAL #A.5: Approve the Common Interests                        ISSUER             NO              N/A                  N/A

Protection Expenses Fund for saving shareholders

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDIA CEMENTS LTD

  TICKER:                  N/A                 CUSIP:   Y39167153

  MEETING DATE:      8/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors'                   ISSUER            YES             FOR                  FOR

report, the accounts of the Company for the YE 31 MAR

 2009 and the Auditors' report thereon

PROPOSAL #2.: Declare the dividend on equity shares           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Sri B.S. Adityan as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Sri K. Subramanian as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Sri R.K. Das as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation

PROPOSAL #6.: Appoint Messrs. Brahmayya & Co., and            ISSUER            YES             FOR                  FOR

Messrs. P.S. Subramania Iyer & Co., Chartered

Accountants, Chennai as the Auditors of the Company

including its branch offices to hold office from the

conclusion of the sixty third AGM until the

conclusion of the sixty fourth AGM and approve to fix

 their remuneration at INR 40,00,000 each, exclusive

of service tax and all traveling and out of pocket

expenses which shall be reimbursed to them

PROPOSAL #7.: Appoint Sri. N. Srinivasan as a                     ISSUER            YES             FOR                  FOR

Director of the Company subject to retirement by

PROPOSAL #8.: Approve, in terms of Section 293[1][a]         ISSUER            YES             FOR                  FOR

and other applicable provisions, if any, of the

Companies Act, 1956, to mortgaging and/or charging by

 the Board of Directors of the Company and/or

conferring power to enter upon and to take possession

 of the assets of the Company in certain events to or

 in favour of the following banks and IDFC to secure

the following loans; i) by way of first pari passu

mortgage and charge on the immovable and movable

fixed assets of the Company both present and future

save and except book debts and subject to prior

charge(s) created/to be created in favour of the

Company's bankers on its current assets for securing

the borrowings for working capital requirements, to

and in favour of Punjab National Bank for its Rupee

term loan of INR 250 Crores; ii) by way of first pari

 passu mortgage and charge on all the Company's

immovable properties, present and future, pertaining

to the cement manufacturing facilities to and in

favour of Infrastructure Development Finance Company

Limited [IDFC] for its Rupee term loan of INR 75

Crores; and iii) by way of second pari passu mortgage

 and charge on the immovable and movable properties

of the Company both present and future [other than

current assets] to and in favour of banks for their

revised fund based working capital facilities up to

INR 400 crores and non-fund based working capital

facilities up to INR 350 crores, together with

interest thereon at the agreed rate, compound

interest, additional interest, liquidated damages,

commitment charges, premia on prepayment, costs,

charges, expenses and other monies payable by the

Company to the aforesaid banks and IDFC in terms of

their heads of agreements/loan

agreements/hypothecation agreements/subscription

agreements/letters of sanction/Memorandum of terms

and conditions entered into/to be entered into by the

 Company in respect of the said loans; and authorize

the Board of Directors of the Company to finalize

with the said banks and IDFC the documents for

creating the aforesaid mortgage and/or charge and to

do all such acts and things as may be necessary for

PROPOSAL #S.9: Authorize the Board, pursuant to the          ISSUER            YES         AGAINST           AGAINST

provisions of Section 81 and all other applicable

provisions, if any, of the Companies Act, 1956

[including any amendment thereto or re-enactment

thereof for the time being in force] and subject to

all applicable Laws and regulations including but not

 restricted to the provisions of the Foreign Exchange

 Management Act, 1999 [FEMA] [including any amendment

 thereto or re-enactment thereof for the time being

in force], the Issue of Foreign Currency Convertible

Bonds and Ordinary Shares [through Depository Receipt

 Mechanism] Scheme, 1993, [including any amendment

thereto], Foreign Exchange Management [Transfer or

Issue of Security by a Person Resident Outside India]

 Regulations, 2000, [including any amendment

thereto], Foreign Exchange Management [Transfer or

Issue of any Foreign Security] Regulations, 2004,

[including any amendment thereto], SEBI [Disclosure &

 Investor Protection] Guidelines, 2000, [SEBI

Guidelines] [including any amendment thereto],

applicable listing agreements entered into by the

Company with the stock exchanges where the Company's

Securities are listed [including any amendment

thereto] and in accordance with the relevant

provisions of the Memorandum and Articles of

Association of the Company and subject to all

necessary approvals, consents, permissions and/or

sanctions of the Government of India [GOI], Reserve

Bank of India [RBI], Securities and Exchange Board of

 India [SEBI], financial institutions, lenders and

all other appropriate and/or relevant/concerned

authorities, and subject to such conditions and

modifications as may be prescribed by any of them

while granting any such approval, consent, permission

 and/or sanction, to accept, if it thinks fit and in

the interest of the Company, the Company do offer,

issue, and allot from time to time, on such terms and

 conditions as may be decided and deemed appropriate

by the Board in its absolute discretion at the time

of issue or allotment, in one or more tranches, by

way of public issue, preferential issue or private

placement, offerings in Indian and /or International

markets, further equity shares and/or Global

Depository Shares [GDSs] and/or Global Depository

Receipts [GDRs] and/or securities convertible into

equity shares, and/or American Depository Receipts

[ADRs] and/or Foreign Currency Convertible

Bonds[FCCBs] representing Equity Shares and/or

Debentures or Bonds convertible into Equity shares

whether fully or partly and whether compulsorily or

at the option of the Company or the holders thereof

and/or any security linked to equity shares and/or

Preference Shares whether cumulative/fully

convertible and/or all or any of the aforesaid

securities with or without detachable or non-

detachable warrants, as the Company may be advised

[hereinafter collectively referred to as the

Securities] to eligible resident or non-

resident/foreign investors [whether institutions

and/or incorporated bodies and/or individuals and/or

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDIA INFOLINE LTD, MUMBAI

  TICKER:                  N/A                 CUSIP:   Y3914X109

  MEETING DATE:      7/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet of the Company as at 31 MAR 2009 and the profit

 & loss account for the FYE on that date together

with the reports of the Auditors' and the Directors'

PROPOSAL #2.: Re-appoint Mr. Sat Pal Khattar as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #3.: Re-appoint Messrs. Sharp and Tannan              ISSUER            YES             FOR                  FOR

Associates., Chartered Accountants as the Auditors of

 the Company to hold office until the conclusion of

the next AGM, who retires at the conclusion of this

AGM and approve to fix their remuneration

PROPOSAL #4.: Re-appoint, in accordance with the                ISSUER            YES             FOR                  FOR

provisions of Sections 198, 269, 309 and Schedule

XIII and all other applicable provisions of the

Companies Act, 1956, [including any statutory

modification(s) and re-enactment thereof for the time

 being in force], Mr. Nirmal Jain as the Managing

Director of the Company for a period of 5 years with

effect from 23 APR 2010, on the terms and conditions

including remuneration as decided by the

Board/compensation Committee [hereinafter referred to

 as the Board which term shall be deemed to include

any Committee which the Board may constitute to

exercise its powers including powers conferred by

this resolution to alter and vary the terms and

conditions of the said re-appointment and/or

remuneration so as not to exceed the limits specified

 in Schedule XIII to the Companies act, 1956,

including any statutory modification or re-enactment

thereof for the time being in force or any amendments

 and/or modifications that may hereafter be made

thereto by the central government in that behalf from

 time to time, or any amendments thereto] subject to

the approval of the shareholders in their forthcoming

 AGM, and approve, where in any FY closing after 31

MAR 2010, the Company has no profits or the profits

are inadequate, the Company do pay to Mr. Nirmal

Jain, remuneration by way of salary, perquisites and

allowances, not exceeding the ceiling limit specified

 under Schedule XIII to the Companies Act, 1956 and

authorize the Board to take all such steps as may be

necessary, proper or expedient to give effect to the

PROPOSAL #5.: Re-appoint, in accordance with the                ISSUER            YES             FOR                  FOR

provisions of Sections 198, 269, 309 and Schedule

XIII and all other applicable provisions of the

Companies Act, 1956, [including any statutory

modification(s) and re-enactment thereof for the time

 being in force], Mr. R. Venkataraman as the

wholetime Director designated as 'Executive Director'

 of the Company for a period of 5 years with effect

from 23 APR 2010, on the terms and conditions

including remuneration as decided by the Board

compensation Committee [hereinafter referred to as

the Board which term shall be deemed to include any

Committee which the Board may constitute to exercise

its powers including powers conferred by this

resolution to alter and vary the terms and conditions

 of the said re-appointment and/or remuneration so as

 not to exceed the limits specified in Schedule XIII

to the Companies Act, 1956, including any statutory

modification or re-enactment thereof for the time

being in force or any amendments and/ or

modifications that may hereafter be made thereto by

the central government in that behalf from time to

time, or any amendments thereto] subject to the

approval of the shareholders in their forthcoming

AGM, and approve that where in any FY closing after

31 MAR 2010, the Company has no profits or the

profits are inadequate, the Company do pay to Mr. R.

Venkataraman, remuneration by way of salary,

perquisites and allowances, not exceeding the ceiling

 limit specified under Schedule XIII to the Companies

 Act, 1956 and authorize the Board to take all such

steps as may be necessary, proper or expedient to

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDIABULLS REAL ESTATE LTD

  TICKER:                  N/A                 CUSIP:   Y3912A101

  MEETING DATE:      9/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited         ISSUER            YES         ABSTAIN           AGAINST

balance sheet as at 31 MAR 2009, profit and loss

account for the YE on that date, the reports of the

Board of Directors and the Auditors thereon

PROPOSAL #2.: Re-appoint Mr. Prem Prakash Mirdha as a        ISSUER            YES         ABSTAIN           AGAINST

 Director, who retires by rotation

PROPOSAL #3.: Re-appoint Mr. Narendra Gehlaut as a            ISSUER            YES         ABSTAIN           AGAINST

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Vipul Bansal as a                   ISSUER            YES         ABSTAIN           AGAINST

Director, who retires by rotation

PROPOSAL #5.: Appoint M/s. Ajay Sardana Associates            ISSUER            YES         ABSTAIN           AGAINST

Chartered Accountants, as the Auditors of the

Company, to hold office until the conclusion of the

next AGM of the Company on such remuneration as may

be fixed by the Board of Directors

PROPOSAL #6.: Authorize the Company, pursuant to the         ISSUER            YES         ABSTAIN           AGAINST

provisions of Section 61 of the Companies Act, 1956

and other applicable provisions of the laws, rules

and regulations for the time being in force, to

utilize the proceeds arising out of the issue of

equity shares allotted pursuant to the placement

document dated 19 MAY 2009 [the Placement Document]

filed by the Company with the National Stock Exchange

 of India Limited and the Bombay Stock Exchange

Limited on 20 MAY 2009 for the specified purposes;

authorize the Board, for the purpose of giving effect

 to the above resolution, to do all such acts, deeds,

 matters and things as it may in its absolute

discretion deem fit and to settle all questions,

difficulties or doubts that may arise in regard to

utilization of the issue proceeds as it may in its

absolute discretion deem fit without being required

to seek any further consent or approval of the

Members or otherwise to the end and intent that the

members shall be deemed to have given their approval

thereto expressly by the authority of this

resolution; to delegate all or any of the powers

herein conferred to any committee of Directors or to

the Chief Executive Officer or any executive Director

 or Directors or any other officer or officers of the

PROPOSAL #7.: Re-appoint, pursuant to the provisions         ISSUER            YES         ABSTAIN           AGAINST

of Sections 198, 269, 309, 310 and other applicable

provisions, if any, of the Companies Act, 1956 [Act]

and Schedule XIII to the Act [including any statutory

 modification[s] or reenactment of the Act, for the

time being in force], Mr. Narendra Gehlaut as its

Joint Managing Director for a further period of 5

years, with effect from 09 JAN 2010, up to a

remuneration of INR 5 crores per annum along with the

 benefits as per the Company rules & policies, so

however that the actual remuneration, payable to Mr.

Gehlaut during his tenure, shall be as recommended by

 the Remuneration Committee and approved by the

Board, within the said overall limit; authorize the

Board of Directors of the Company to take such steps

and do all other acts, deeds and things as may be

necessary or desirable to give effect to this

PROPOSAL #8.: Re-appoint, pursuant to the provisions         ISSUER            YES         ABSTAIN           AGAINST

of Sections 198, 269, 309, 310 and other applicable

provisions, if any, of the Companies Act, 1956 [Act]

and Schedule XIII to the Act [including any statutory

 modification[s] or re-enactment of the Act, for the

time being in force], Mr. Vipul Bansal as its Joint

Managing Director for a further period of 5 years,

with effect from 09 JAN 2010, up to a remuneration of

 INR 5 crores per annum along with the benefits as

per the Company rules & policies, so however that the

 actual remuneration, payable to Mr. Bansal during

his tenure, shall be as recommended by the

Remuneration Committee and approved by the Board,

within the said overall limit; authorize the Board of

 Directors of the Company to take such steps and do

all other acts, deeds and things as may be necessary

or desirable to give effect to this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDIABULLS REAL ESTATE LTD

  TICKER:                  N/A                 CUSIP:   Y3912A101

  MEETING DATE:      10/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956 [including any other statutory

modification(s) or re-enactment thereof, for the time

 being in force] and subject to such other

approval(s) of regulatory authorities, wherever

necessary to: a) give loans up to an aggregate value

of INR 20,000 crore each to Indiabulls Power Limited

('IPL') or Indiabulls Realtech Limited ('IRL') or

Indiabulls CSEB Bhaiyathan Power Limited ('ICBPL') or

 Indiabulls Powergen Limited ('IPGL') or to any other

 subsidiary(ies) of IPL, and/or; b) give guarantee or

 provide security up to an aggregate value of INR

20,000 crore each in connection with a loan made by

any other person to, or to any other person by IPL or

 IRL or ICBPL or IPGL or by any other subsidiary(ies)

 of IPL, and/or; C) provide security by way of pledge

 of up to 100% of the shares held by the Company in

the paid-up equity share capital of IPL, in

connection with loan(s) made by any Financial

Institutions/Banks or other entities to IPL or IRL or

 ICBPL or IPGL or to any other subsidiary(ies) of

IPL, and/or; d) invest Company's funds up to an

aggregate value of INR 20,000 crore each into IPL or

IRL or ICBPL or IPGL or to any other subsidiary(ies)

of IPL, by way of acquisition, subscription and/or in

 any other manner to any securities comprising of

equity shares, convertible or non-convertible

preference shares, optionally or compulsorily

convertible debentures or any other securities, in

one or more tranches from time to time,

notwithstanding that the aggregate of loans and

investments so far made in or to be made in and the

guarantees or securities so far given or to be given

to all bodies corporate may exceed the limits

prescribed under the Section and other applicable

provisions, if any, of the Companies Act, 1956;

authorize the Directors of the Company to negotiate

the terms and conditions of the proposed

investment/guarantee/security/loans as may be deemed

fit and in the best interest of the Company, and to

sign and to execute all such deeds, applications,

documents loan agreements and writings that may be

required to be signed on behalf of the Company in

connection with such investment

/guarantee/security/loans and generally to do all

such acts, deeds and things that may be necessary,

proper, expedient or incidental for the purpose of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDIABULLS REAL ESTATE LTD

  TICKER:                  N/A                 CUSIP:   Y3912A101

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956  including any statutory

modification'S  or re-enactment , for the time being

in force  and subject to the approval/consent of such

 appropriate authorities including that of the

Central Government and Reserve Bank of India, where

necessary, to further invest Company's funds into

India bulls Property Builders Limited, a subsidiary

of the Company, by way of subscription to any

securities comprising of equity shares, convertible

or non convertible preference shares, optionally

convertible debentures and/or through purchase of

existing securities and/or in any other manner, for

aggregate sums upto INR 500 crores, notwithstanding

that the aggregate of loans and investments so far

made in or to be made in and the guarantees or

securities so far given or to be given to all bodies

PROPOSAL #S.2: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956  including any statutory

modification'S  or re-enactment thereof, for the time

 being in force  and subject to the approval/consent

of such appropriate authorities including that of the

 Central Government and Reserve Bank of India, where

necessary, to further invest Company's funds into

India bulls Developers and Infrastructure Limited, a

subsidiary of the Company, by way of subscription to

any securities comprising of equity shares,

convertible or non convertible preference shares,

optionally convertible debentures and/or through

purchase of existing securities and/or in any other

manner, for aggregate sums upto INR 500 crores,

notwithstanding that the aggregate of loans and

investments so far made in or to be made in and the

guarantees or securities so far given or to be..CONTD.

PROPOSAL #S.3: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956  including any statutory

modification'S  or re-enactment thereof, for the time

 being in force  and subject to the approval/consent

of such appropriate authorities including that of the

 Central Government and Reserve Bank of India, where

necessary, to further invest Company's funds into

India bulls Malls Limited, a subsidiary of the

Company, by way of subscription to any securities

comprising of equity shares, convertible or non

convertible preference shares, optionally convertible

 debentures and/or through purchase of existing

securities and/or in any other manner, for..CONTD..

PROPOSAL #S.4: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956  including any statutory

modification'S  or re-enactment thereof, for the time

 being in force  and subject to the approval/consent

of such appropriate authorities including that of the

 Central Government and Reserve Bank of India, where

necessary, to further invest Company's funds into

Serida Constructions Limited, a subsidiary of the

Company, by way of subscription to any securities

comprising of equity shares, convertible or non

convertible preference shares, optionally convertible

 debentures and/or through purchase of existing

securities and/or in any other manner, for aggregate

sums upto INR 100 crores, notwithstanding that the

aggregate of loans and investments so far made in or

to be made in and the guarantees or securities so far

 given or to be given to all..CONTD..

PROPOSAL #S.5: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956  including any statutory

modification'S  or re-enactment thereof, for the time

 being in force  and subject to the approval/consent

of such appropriate authorities including that of the

 Central Government and Reserve Bank of India, where

necessary, to further invest Company's funds into

Lenus Developers Limited, a subsidiary of the

Company, by way of subscription to any securities

comprising of equity shares, convertible or non

convertible preference shares, optionally convertible

 debentures and/or through purchase of existing

securities and/or in any other manner, for aggregate.

 sums upto INR 100 crores, notwithstanding that the

aggregate of loans and investments so far made in or

to be made in and the guarantees or securities so far

 given or to be...CONTD..

PROPOSAL #S.6: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956  including any statutory

modification'S  or re-enactment thereof, for the time

 being in force  and subject to the approval/consent

of such appropriate authorities including that of the

 Central Government and Reserve Bank of India, where

necessary, to further invest Company's funds into

Serida Properties Limited, a subsidiary of the

Company, by way of subscription to any securities

comprising of equity shares, convertible or non

convertible preference shares, optionally convertible

 debentures and/or through purchase of existing

securities and/or in any other manner, for aggregate

sums upto INR 100 crores, notwithstanding that the

aggregate of loans and investments so far made in or

to be made in and the guarantees or securities so far

 given or to be given to all bodies corporate m

PROPOSAL #S.7: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, pursuant to the provisions of Section 372A

and other applicable provisions, if any, of the

Companies Act, 1956 including any statutory

modification'S  or re-enactment thereof, for the time

 being in force  and subject to the approval/consent

of such appropriate authorities including that of the

 Central Government and Reserve Bank of India, where

necessary, to further invest Company's funds into

Ashkit Real Estate Limited, a subsidiary of the

Company, by way of subscription to any securities

comprising of equity shares, convertible or non

convertible preference shares, optionally convertible

 debentures and/or through purchase of existing

securities and/or in any other manner, for aggregate

sums upto INR 100 crores, notwithstanding that the

aggregate of loans and investments so far made in or

to be made in and the guarantees or securities so far

 given or to be given to..CONTD..

PROPOSAL #S.8: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956  including any statutory

modification'S  or re-enactment thereof, for the time

 being in force  and subject to the approval/consent

of such appropriate authorities including that of the

 Central Government and Reserve Bank of India, where

necessary, to further invest Company's funds into

Ashkit Properties Limited, a subsidiary of the

Company, by way of subscription to any securities

comprising of equity shares, convertible or non

convertible preference shares, optionally convertible

 debentures and/or through purchase of existing

securities and/or in any other manner, for aggregate

sums upto INR 100 crores, notwithstanding that

PROPOSAL #S.9: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 pursuant to the provisions of Section 372A and

other. applicable provisions, if any, of the

Companies Act, 1956 including any statutory

modification'S  or re-enactment thereof, for the time

 being in force  and subject to the approval/consent

of such appropriate authorities including that of the

 Central Government and Reserve Bank of India, where

necessary, to further invest Company's funds into

Mabon Constructions Limited, a subsidiary of the

Company, by way of subscription to any securities

comprising of equity shares, convertible or non

convertible preference shares, optionally convertible

 debentures and/or through purchase of existing

securities and/or in any other manner, for aggregate

sums upto INR100 crores, notwithstanding that the

PROPOSAL #S.10: Authorize the Board of Directors of          ISSUER            YES             FOR                  FOR

the Company pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956  including any statutory

modification'S  or re-enactment thereof, for the time

 being in force  and subject to the approval/consent

of such appropriate authorities including that of the

 Central Government and Reserve Bank of India, where

necessary, to further invest Company's funds into

Mabon Properties Limited, a subsidiary of the

Company, by way of subscription to any securities

comprising of equity shares, convertible or non

convertible preference shares, optionally convertible

 debentures and/or through purchase of existing

securities and/or in any other manner, for aggregate

sums upto INR 100 crores, notwithstanding that the

aggregate of loans and investments so far made in or

to be made in and the..CONTD..

PROPOSAL #S.11: Authorize the Board of Directors of          ISSUER            YES             FOR                  FOR

the Company pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956  including any statutory

modification'S  or re-enactment thereof, for the,

time being in force  and subject to the

approval/consent of such appropriate authorities

including that of the Central Government and Reserve

Bank of India, where necessary, to further invest

Company's funds into Mabon Infrastructure Limited, a

subsidiary of the Company, by way of subscription to

any securities comprising of equity shares,

convertible or non convertible preference shares,

optionally convertible debentures and/or through

purchase of existing securities and/or in any other

manner, for aggregate sums upto INR 100 crores,

notwithstanding that the aggregate of loans and

investments so far made in or to..CONTD..

PROPOSAL #S.12: Authorize the Board of Directors of          ISSUER            YES             FOR                  FOR

the Company pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956  including any statutory

modification'S  or re-enactment thereof, for the time

 being in force  and subject to the approval/consent

of such appropriate authorities including that of the

 Central Government and Reserve Bank of India, where

necessary, to further invest Company's funds into

Mabon Real Estate Limited, a subsidiary of the

Company, by way of subscription to any securities

comprising of equity shares, convertible or non

convertible preference shares, optionally convertible

 debentures and/or through purchase of existing

securities and/or in any other manner, for aggregate

sums upto INR 100 crores, notwithstanding that the

aggregate of loans and investments so far made in or

to be made in and the guarantees or

securities..CONTD...

PROPOSAL #S.13: Authorize the Board of Director of            ISSUER            YES             FOR                  FOR

the Company pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956  including any statutory

modification'S  or re-enactment thereof, for the time

 being in force  and subject to the approval/consent

of such appropriate authorities including that of the

 Central Government and Reserve Bank of India, where

necessary, to further invest Company's funds into

Ashkit Developers Limited, a subsidiary of the

Company, by way of subscription to any securities

comprising of equity shares, convertible or non

convertible preference shares, optionally convertible

 debentures and/or through purchase of existing

securities and/or in any other manner, for aggregate

sums upto INR 100 crores, notwithstanding that the

PROPOSAL #S.14: Authorize the Board of Directors of          ISSUER            YES             FOR                  FOR

the Company pursuant to the provisions of Section

372A and other applicable provisions, if any, of the

Companies Act, 1956 including any statutory

modification'S  or re-enactment thereof, for the time

 being in force  and subject to the approval/consent

of such appropriate authorities including that of the

 Central Government and Reserve Bank of India, where

necessary, to further invest Company's funds into

Mabon Developers Limited, a subsidiary of the

Company, by' way of subscription to any securities

comprising of equity shares, convertible or non

convertible preference shares, optionally convertible

 debentures and/or through purchase of existing

securities and/or in any other manner, for aggregate

sums upto INR 100 crores, notwithstanding that the

aggregate of loans and investments so far made in or

to be made in and..CONTD..

PROPOSAL #15: Approve and appoint in accordance with         ISSUER            YES             FOR                  FOR

the provisions of Section 224 6  and all other

applicable provisions, if any, of the Companies Act,

1956, Ms. Sharma Goel and Company Chartered

Accountants, which is a leading audit and taxation

firm of India and is on the panel of Comptroller and

Auditor General of India, Reserve Bank of India and

Government of India, and is / has been the statutory

Auditors of State Bank of Mysore, State Bank of

Patiala, State Bank of Indore, Bharat Sanchar Niganl

Limited  BSNL , MMTC Ltd and State Trading

Corporation of India Ltd., as Statutory Auditors of

the Company to fill the vacancy caused due to the

resignation of Ms. Ajay Sardana associates, Chartered

 Accountants, as Statutory Auditors of the Company,

Authority expires at the conclusion of the next AGM

of the Company ; on such remuneration as the Board of

 Directors may determine

PROPOSAL #S.16: Amend the Articles 2(f) (g), (h),              ISSUER            YES             FOR                  FOR

(i), (j),

(r),(t),(u),(v),(w),(y),(z),(aa),(dd),(ee),(ff),(kk),

(oo),(tt),(uu); Article 30; Article 33 to 37, Article

 100, Article 114, and Article 131; consequent to the

 termination of the Share Subscription Agreement

dated 18 JUN 2006  SSA , upon the conversion /

redemption of convertible and non-convertible

preference shares issued by the Company in terms of

the SSA, to Oberon Limited, the Articles of

Association of the Company, in teams of Section 31 of

 the Companies Act, 1956 as specified for the purpose

 of giving effect to the above any one of the

Directors of the Company or Company Secretary be and

are hereby severally authorized on behalf of the

Company to do all such acts, deeds, matters and

things as deemed necessary in its absolute discretion

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDIABULLS SECS LTD

  TICKER:                  N/A                 CUSIP:   Y3912B109

  MEETING DATE:      9/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited         ISSUER            YES         ABSTAIN           AGAINST

balance sheet as at 31 MAR 2009, the profit and loss

account for the YE on that date and the reports of

the Board of Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on Equity Shares for        ISSUER            YES         ABSTAIN           AGAINST

 the YE 31 MAR 2009

PROPOSAL #3.: Re-appoint Mr. Divyesh Bharat Kumar              ISSUER            YES         ABSTAIN           AGAINST

Shah as a Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Karan Singh as a                     ISSUER            YES         ABSTAIN           AGAINST

Director, who retires by rotation

PROPOSAL #5.: Appoint M/s. Deloitte Haskins & Sells,         ISSUER            YES         ABSTAIN           AGAINST

Chartered Accountants as the Auditors of the Company,

 until the conclusion of the next AGM of the Company

on such remuneration as may be fixed by the Board of

Directors

PROPOSAL #S.6: Approve, subject to the provisions of         ISSUER            YES         ABSTAIN           AGAINST

Sections 198, 269, 309, 310, 311 and other applicable

 provisions, if any, of the Companies Act, 1956 [Act]

 and Schedule XIII to the Act [including any

statutory modification[s] or re-enactment of the Act,

 for the time being in force], the appointment of Mr.

 Divyesh Bharat Kumar Shah as a Whole-Time Director

of the Company for a period of 5 years, with effect

from 01 APR 2009, up to a remuneration as may be

recommended by the Remuneration Committee and fixed

by the Board, from time to time, within a maximum

ceiling of INR 30 lacs per month, along with the

benefit of Earned and Medical leave, Leave encashment

 and Gratuity as per the Company Rules, so however

that the actual remuneration, payable to Mr. Shah

during his tenure, shall be within the said overall

limit; and authorize the Board of Directors of the

Company to modify the terms of appointment and

remuneration payable to Mr. Shah, from time to time

during his tenure with the aforesaid limit of INR 30

PROPOSAL #S.7: Approve, pursuant to the provisions of        ISSUER            YES         ABSTAIN           AGAINST

 Sections 198, 269, 309, 310, 311 and other

applicable provisions, if any, of the Companies Act,

1956 [Act] and Schedule XIII to the Act [including

any statutory modification(s) or re-enactment of the

Act, for the time being in force], the appointment of

 Mr. Ashok Kumar Sharma as a Whole-time Director of

the Company for a period of 5 years, with effect from

 01 APR 2009 on NIL remuneration

PROPOSAL #S.8: Amend, pursuant to Section 31 of the          ISSUER            YES         ABSTAIN           AGAINST

Companies Act, 1956, the Articles 2(f), 2(g),

2(n),2(o), 2(p), 2(q), 2(s), 2(t),2(w), 2(x), 2(cc),

2(ff), 2(kk), 30, 95, 109 and126 of the Articles of

Association of the Company as specified; and

authorize any 1 of the Directors of the Company or

the Company Secretary, on behalf of the Company, for

the purpose of giving effect to the above, to do all

such acts, deeds, matters and things as deemed

necessary in its absolute discretion

PROPOSAL #S.9: Authorize the Board, pursuant to the          ISSUER            YES         ABSTAIN           AGAINST

provisions of Section 81(1A) and all other applicable

 provisions, if any, of the Companies Act, 1956, the

provisions of Securities and Exchange Board of India

[Employee Stock Option Scheme and Employee Stock

Purchase Scheme] Guidelines, 1999 (ESOS Guidelines)

including any statutory modification(s) or re-

enactment(s) thereof, the Memorandum and Articles of

Association of the Company and subject to such other

approvals, consents, permissions and sanctions as may

 be required from appropriate authorities and subject

 to such conditions or modifications as may be

prescribed, imposed or suggested by any of them while

 granting such approvals, consents, permissions or

sanctions which may be agreed to by the Board of

Directors (hereinafter referred to as the Board which

 term shall be deemed to include the Compensation

Committee of the Board which has been authorized to

exercise the powers conferred by this resolution), to

 create, issue, offer and allot at any time to or to

the benefit of such person(s) who are in permanent

employment of the Company, including any Director,

whether whole-time or otherwise (except the promoter

Directors of the Company, or any other Director

holding, directly or indirectly, more than 10% of the

 outstanding Equity Shares of the Company), under the

 employee stock option scheme titled Indiabulls

Securities Limited Employees Stock Option Scheme -

2009 (hereinafter referred to as the IBSL ESOP- 2009

or Scheme), 2,00,00,000 equity Options entitling the

option holders to purchase an equivalent number of

equity Shares of face value INR 2 each of the

Company, at such price, in one or more tranches, and

on such terms and conditions as may be decided by the

 Board under IBSL ESOP- 2009 and/or amendments

thereto and as allowed under prevailing laws, rules

and regulations and/or amendments thereto, from time

to time; the new equity shares to be issued and

allotted by the Company in the manner aforesaid shall

 rank pari passu, in all respects with the then

existing Equity Shares of the Company and be listed

with the stock exchange(s) where the existing equity

shares of the Company are listed; and authorize the

Board on behalf of the Company, for the purpose of

giving effect to any creation, offer, issue,

allotment or listing of the securities, to evolve,

decide upon and bring into effect the Scheme and make

 modifications, changes, variations, alterations or

revisions in the said Scheme from time to time as may

 be specified by the Board in its absolute discretion

 for such purpose, with power to settle any

questions, difficulties or doubts that may arise in

this regard without requiring the Board to secure any

 further consent or approval of the Members of the

PROPOSAL #S.10: Authorize the Board, pursuant to the         ISSUER            YES         ABSTAIN           AGAINST

provisions of Section 81(1A) and all other applicable

 provisions, if any, of the Companies Act, 1956, the

provisions of Securities and Exchange Board of India

(Employee Stock Option Scheme and Employee Stock

Purchase Scheme) Guidelines, 1999 (ESOS Guidelines)

including any statutory modification(s) or re-

enactment(s) thereof, the Memorandum and Articles of

Association of the Company and subject to such other

approvals, consents, permissions and sanctions as may

 be required from appropriate authorities and subject

 to such conditions or modifications as may be

prescribed, imposed or suggested while granting such

approvals, consents, permissions or sanctions which

may be agreed to by the Board of Directors

(hereinafter referred to as the Board which term

shall be deemed to include the Compensation Committee

 of the Board which has been authorized to exercise

the powers conferred by this resolution), to extend

the benefits of IBSL ESOP- 2009 proposed in the

resolution under Item No. 9 of this Notice, to or for

 the benefit of Employees of the Company's

subsidiaries, including Directors (except Promoter

Directors and any Director holding, directly or

indirectly, more than 10% of the outstanding equity

shares of the Company) of such subsidiary companies,

and on such terms and conditions as may be decided by

 the Board under IBSL ESOP- 2009 and/or amendments

thereto and as allowed under prevailing laws, rules

and regulations and/or amendments thereto, from time

to time; and authorize the Board on behalf of the

Company, for the purpose of giving effect to any

creation, offer, issue, allotment or listing of the

securities, to evolve, decide upon and bring into

effect the Scheme and make modifications, changes,

variations, alterations or revisions in the said

Scheme from time to time as may be specified by the

Board in its absolute discretion for such purpose,

with power to settle any questions, difficulties or

doubts that may arise in this regard without

requiring the Board to secure any further consent or

PROPOSAL #S.11: Authorize the Board of Directors                ISSUER            YES         ABSTAIN           AGAINST

(hereinafter referred to as Board which term shall be

 deemed to include the Compensation Committee of the

Board which has been authorized to exercise the

powers conferred by this resolution), pursuant to the

 provisions of Section 81(1A) and all other

applicable provisions, if any, of the Companies Act,

1956, the provisions of Securities and Exchange Board

 of India (Employee Stock Option Scheme and Employee

Stock Purchase Scheme) Guidelines, 1999 (ESOS

Guidelines) including any statutory modification(s)

or re-enactment(s) thereof, the Memorandum and

Articles of Association of the Company and subject to

 such other approvals, consents, permissions and

sanctions as may be required from appropriate

authorities, to create, issue, offer and allot the

Stock Options, during any 1 year, equal to or

exceeding 1 % of the issued capital of the Company at

 the time of grant of options to certain eligible

employees under the scheme titled Indiabulls

Securities Limited Employees Stock Option Scheme -

2009 (hereinafter referred to as the IBSL ESOP-2009

or Scheme), at such price, in 1 or more tranches, and

 on such terms and conditions as may be decided by

the Board under IBSL ESOP-2009 and/or amendments

thereto and as allowed under prevailing laws, rules

and regulations and/or amendments thereto, from time

to time; and authorize the Board and/or Compensation

Committee on behalf of the Company, for the purpose

of giving effect to this Resolution, to identify the

eligible employees and number of options to be

granted to them and to settle all questions,

difficulties or doubts that may arise, without the

Board being required to seek any further consent/

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDIABULLS SECS LTD

  TICKER:                  N/A                 CUSIP:   Y3912B109

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2010, profit and loss account for

the YE on that date and the reports of the Board of

Directors and Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares for        ISSUER            YES             FOR                  FOR

 the YE 31 MAR 2010

PROPOSAL #3.: Re-appointment of Mr. Prem Prakash                ISSUER            YES             FOR                  FOR

Mirdha as a Director, who retires by rotation

PROPOSAL #4.: Re-appointment of Brig. Labh Singh                ISSUER            YES             FOR                  FOR

Sitara as a Director, who retires by rotation

PROPOSAL #5.: Appointment of M/s. Deloitte Haskins &         ISSUER            YES             FOR                  FOR

Sells, Chartered Accountants [Registration No.

117366W] as the Auditors of the Company, to hold

office as such from the conclusion of this AGM until

the conclusion of the next AGM of the Company on such

 remuneration as may be fixed by the Board of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDIAN BANK

  TICKER:                  N/A                 CUSIP:   Y39228112

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and adopt the balance sheet of          ISSUER            YES             FOR                  FOR

the Bank as at 31 MAR 2010 and the Profit and Loss

Account for the YE on that date, the report of the

Board of Directors on the working and activities of

the Bank for the period covered by the Accounts and

the Auditors' report on the balance sheet and accounts

PROPOSAL #2: Declare the dividends for the YE 31 MAR         ISSUER            YES             FOR                  FOR

2010, if any

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDIAN HOTELS CO LTD, MUMBAI

  TICKER:                  N/A                 CUSIP:   Y3925F147

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Directors of the        ISSUER            YES             FOR                  FOR

 Company, pursuant to the provisions of Section

293(1) (a) and other applicable provisions, if any,

of the Companies Act, 1956, the Memorandum and

Articles of Association of the Company and subject to

 other permissions and approvals as may be required,

to transfer, sell and/or dispose off hotel city inn,

Baramati situated in the state of Maharashtra to Alta

 Hotels Private Limited or any of its affiliates on a

 going concern basis as a slump sale for a total

consideration of not less than INR 6,20,00,000/- and

on such terms as may be decided by the Board of

Directors or a Committee of Directors appointed for

the purpose with power to the Board of Directors or

to the Committee of Directors to finalize and execute

 necessary documents for the transfer/sale including

transfer agreements, deeds of assignment/conveyance

and such other documents as may be required and to do

 all such acts, deeds, matters and things including

giving customary representations and warranties

together with such indemnities as may be deemed

necessary and expedient in their discretion for

completion of transfer/sale/disposal of the said hotel

PROPOSAL #2.: Authorize the Company, accorded to                ISSUER            YES         AGAINST           AGAINST

terms of Section 293(1)(a) and other applicable

provisions, if any, of the Companies Act, 1956, to

the creation by the Board of Directors of the Company

 of such charges, mortgages and hypothecations in

addition to the existing charges, mortgages and

hypothecations created by the Company as the Board

may direct on such of the assets of the Company, both

 present and future, in such manner as the Board may

direct together with power to take over the

management / undertaking of the Company in certain

events, to or in favour of all or nay of the

financial institutions / banks / any other investing

agencies trustees for the holders of debentures /

bonds / others instruments which may be issued to and

 subscribed by all or any of the financial

institutions/banks/any other investing agencies or

any other persons / bodies corporate by private

placement or otherwise, to secure rupee / foreign

currency loans, debentures, bonds or other

instruments of an equivalent aggregate value not

exceeding INR 3,000 crores together with interest

thereon at the respective agreed rates, compound

interest, additional interest liquidated damages

commitment charges, premia on pre-payment, or on

redemption, costs charges, expenses and all other

monies payable by the Company to the aforesaid

parties or any of them under the agreements/

arrangements entered into/to be entered into by the

Company in respect of the said loans/debentures/bonds

 or other instruments, authorize the Board of

Directors of the Company or a Committee authorized to

 finales with the aforesaid parties or any of them,

the documents for creating the mortgages /

charges/hypothecations and accepting or making any

alterations changes, variations to or in the terms

and conditions, to do all such acts, deeds, matters

and things and to execute all such documents and

writings as it may consider necessary, for the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDIAN HOTELS LTD

  TICKER:                  N/A                 CUSIP:   Y3925F147

  MEETING DATE:      8/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited         ISSUER            YES             FOR                  FOR

profit and loss account for the YE 31 MAR 2009, the

balance sheet as at that date together with the

report of the Board of Directors and the Auditors

PROPOSAL #2.: Declare a dividend on ordinary shares           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Mr. R.N. Tata as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation

PROPOSAL #4.: Re-appoint Mr. N.A. Soonawala as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Deepak Pareka as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Appoint Ms. Arnavaz Aga as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #7.: Appoint Mr. Nadir Godrej as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #S.8: Re-appoint, pursuant to the provisions        ISSUER            YES             FOR                  FOR

 of Section 224A and other applicable provisions, if

any, of the Companies Act 1956, M/s. Deloitte Haskins

 & Sells, Chartered Accountants and M/s. N.M. Raiji &

 Company, Chartered Accountant as the Joint Auditors

of the Company, to hold office from the conclusion of

 this meeting until the conclusion of the next AGM of

 the Company to audit the Books of account of the

Company for the FY 2009-2010 on such remuneration as

may be mutually agreed upon between the Board of

Directors of the Company and the Auditors, plus

reimbursement of service tax, out-of-pocket and

traveling expenses actually incurred by them in

connection with the audit

PROPOSAL #S.9: Approve, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Sections 309 and such other applicable provisions,

if any, of the Companies Act 1956, a sum of not

exceeding 1% per annum of the net profit of the

Company calculated in accordance with the provisions

of Sections 198, 349 and 350 of the Act, be paid and

distributed amongst the Directors of the Company or

some or any of them [other than the Managing

Directors and the Whole-time Director(s)] in such

amount of proportions and in such a manner as may be

directed by the Board of Director of the Company and

such payments shall be made in respect of the profit

of the Company for each year of the period of 5 years

 commencing 01 APR 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDIAN OVERSEAS BANK, CHENNAI

  TICKER:                  N/A                 CUSIP:   Y39282119

  MEETING DATE:      7/4/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet of the Bank as at 31 MAR 2009, profit and loss

account of the Bank for the YE 31 MAR 2009, the

report of the Board of Directors on the working and

activities of the Bank for the period covered by the

accounts and the Auditors' report on the balance

sheet and accounts

PROPOSAL #2.: Declare a dividend for the FY 2008-09           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDOFOOD AGRI RES LTD

  TICKER:                  N/A                 CUSIP:   Y3974E108

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Directors' report         ISSUER            YES             FOR                  FOR

and accounts for the YE 31 DEC 2009 and the Auditors'

 report thereon

PROPOSAL #2: Approve the Directors' fees of SGD                 ISSUER            YES             FOR                  FOR

285,000 for the YE 31 DEC 2009

PROPOSAL #3.A: Re-election of Mr. Goh Kian Chee as a         ISSUER            YES             FOR                  FOR

Director, who retires under Article 117 of the

Company's Articles of Association

PROPOSAL #3.B: Re-election of Mr. Hendra Susanto  as         ISSUER            YES             FOR                  FOR

a Director, who retires under Article 117 of the

Company's Articles of Association

PROPOSAL #3.C: Re-election of Mr. Axton Salim  as a          ISSUER            YES             FOR                  FOR

Director, who retires under Article 117 of the

Company's Articles of Association

PROPOSAL #3.D: Re-election of Mr. Suaimi Suriady as a        ISSUER            YES             FOR                  FOR

 Director, who retires under Article 117 of the

Company's Articles of Association

PROPOSAL #4: Re-appointment of Messrs. Ernst & Young         ISSUER            YES             FOR                  FOR

LLP as the Company's Auditors and authorise the

Directors to fix their remuneration

PROPOSAL #5: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to: i) issue shares in the Company (Shares) whether

by way of rights, bonus or otherwise; and/or make or

grant offers, agreements or options (collectively,

Instruments) that might or would require Shares to be

 issued during the continuance of this authority or

thereafter, including but not limited to the creation

 and issue of (as well as adjustments to) warrants,

debentures or other instruments convertible into

Shares, at any time and upon such terms and

conditions and for such purposes and to such persons

as the Directors may, in their absolute discretion,

deem fit; and (ii) issue Shares in pursuance of any

instrument made or CONTD.

PROPOSAL #6: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

subject to and pursuant to the share issue mandate in

 Resolution 5 being obtained and in force, to issue

Shares on a non pro-rata basis at a discount of not

more than 20% to the weighted average price of the

Shares for trades done on the SGX-ST (calculated in

the manner as may be prescribed by the SGX-ST); an

Authority expires until 31 DEC 2010 or such later

date as may be permitted by the SGX-ST

PROPOSAL #7: Authorize, for the purposes of Chapter 9        ISSUER            YES             FOR                  FOR

 of the Listing Manual of the SGX-ST, the Company and

 its Subsidiaries and associated Companies (if any)

that are entities at risk (as the term is used in

Chapter 9), or any of them, to enter into any of the

transactions falling within the types of Interested

Person Transactions as specified in the Company's

Addendum to Shareholders dated 06 APR 2010 (being an

addendum to the annual report of the Company for the

FYE 31 DEC 2009) (the Addendum) with any party who is

 of the class of Interested Persons described in the

Addendum provided that such transactions are made at

arm's length, on normal commercial terms and CONTD.

PROPOSAL #8: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

for the purposes of Sections 76C and 76E of the

Companies Act, Chapter 50 (the Companies Act), to

purchase or otherwise acquire issued and fully paid

ordinary shares in the Company (the Shares) not

exceeding in aggregate the Prescribed Limit (10% of

the total number of issued shares of the CCompany),

at such price or prices as may be determined by the

Directors of the Company from time to time up to the

Maximum Price (in the case of Market purchase, 105%

of the averge closing price; and in case of an off-

market purchase, 110% of the average price), whether

by way of: (i) market purchases (each a Market

Purchase) on the Singapore Exchange Securities

Trading Limited (SGX-ST); and/or (ii) off-market

purchases (each an Off-Market Purchase) effected

otherwise than on the SGX-ST in CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDUSIND BANK LTD, PUNE

  TICKER:                  N/A                 CUSIP:   Y3990M134

  MEETING DATE:      7/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the balance sheet as at 31 MAR            ISSUER            YES             FOR                  FOR

2009 and the profit and loss account for the YE 31

MAR 2009 together with the reports of the Directors

and the Auditors thereon

PROPOSAL #2.: Declare a dividend for the year                      ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Mr. T. Anantha Narayanan as         ISSUER            YES             FOR                  FOR

a Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Premchand Godha as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Ajay Hinduja as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Appoint M/s. M. P. Chitale & Co.,                 ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Statutory Central

Auditors for the Bank to hold office until the

conclusion of the next AGM, and authorize the Board

of Directors to fix the remuneration of the Statutory

 Auditors and appoint the Branch Auditors, if any, in

 consultation with the Statutory Auditors and approve

 to fix their remuneration

PROPOSAL #S.7: Authorize the Board, pursuant to the          ISSUER            YES         AGAINST           AGAINST

provisions of Section 81 and other applicable

provisions, if any, of the Companies Act, 1956

[including any amendment thereto or modification(s)

or re enactment(s) thereof] and in accordance with

the provisions of the Memorandum and Articles of

Association of the Bank, the Listing Agreements

entered into by the Bank with the respective Stock

Exchanges where the equity shares of the Bank are

listed and subject to the Regulations/Guidelines, if

any, prescribed by the Reserve Bank of India [RBI],

Securities and Exchange Board of India [SEBI],

Financial Institutions and all other concerned and

relevant authorities from time to time, to the extent

 applicable and subject to such approvals, consents,

permissions and sanctions of the Government of India,

 SEBI, RBI and all other appropriate authorities,

institutions or bodies and subject to such conditions

 and modifications as may be prescribed by any of

them while granting such approvals, consents,

permissions and sanctions, on behalf of the Bank, to

accept, if it thinks fit in the interest of the Bank,

 to create, issue, offer and/or allot, in the course

of 1 or more public or private offerings by way of

public issue, rights issue, preferential allotment

including Qualified Institutional Placement pursuant

to Chapter XIII-A of the SEBI [disclosure and

Investor Protection] Guidelines, 2000 as amended from

 time to time, or otherwise, in the domestic or 1 or

more international markets, equity shares and/or

equity shares through depository receipts and/or

convertible bonds and/or securities convertible into

equity shares at the option of the Bank and/or the

holder[s] of such securities, American Depository

Receipts [ADRs]/Global Depository Receipts [GDRs]

representing equity shares or convertible securities

and/or securities with or without detachable/non-

detachable warrants with a right exercisable by the

warrant-holder to subscribe for the equity shares

and/or warrants with an option exercisable by the

warrant-holder to subscribe for equity shares, and/or

 any instrument or securities representing either

equity shares and/or convertible securities linked to

 equity shares [all of which are hereinafter

collectively referred to as 'securities'] subscribed

in Indian/foreign currency[ies] to investors [whether

 resident and/or non-resident and/or strategic

investors and/or institutions or banks and/or

incorporated bodies and/or trustees or otherwise and

whether or not such investors are Members of the

Bank]/Foreign Institutional Investors [FIIs]/Mutual

Funds/Pension Funds/Venture Capital Funds/Banks and

such other persons or entities excluding promoters in

 case of preferential allotment, whether or not such

investors are Members of the Bank, to all or any of

them jointly or severally, through prospectus[es]

and/or offer letter[s] or circular[s] and/or on

private placement basis for, an aggregate face value

of equity shares not exceeding 25% of the authorized

Equity Share Capital of the Bank at such time or

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDUSIND BANK LTD, PUNE

  TICKER:                  N/A                 CUSIP:   Y3990M134

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the balance sheet as at 31 MAR            ISSUER            YES             FOR                  FOR

2010 and the profit and loss account for the YE 31

MAR 2010 together with the reports of the Directors

and the Auditors thereon

PROPOSAL #2.: Declare a dividend for the year                      ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Mr. R. Sundararaman as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Dr. T. T. Ram Mohan as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. S. C. Tripathi as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Appoint, subject to approval of the              ISSUER            YES             FOR                  FOR

Reserve Bank of India [''RBI''] and pursuant to

Section 224 and other applicable provisions, if any,

of the Companies Act, 1956 and any statutory

modification or re-enactment thereof for the time

being in force [''the Act''], M/s. M. P. Chitale &

Co., Chartered Accountants, Mumbai, ICAI Registration

 No.101851W or such other Auditor by RBI as the

Statutory Auditors of the Bank to hold office from

the conclusion of this AGM until the conclusion of

the next AGM at such remuneration, plus service tax

and such other tax[es], as may be applicable, and

reimbursement of all out of pocket expenses in

connection with the audit of the accounts of the

Bank, and on such terms and conditions as may be

fixed by the Board of Directors based on the

recommendations of the Audit Committee

PROPOSAL #7.: Re-appoint, pursuant to the approval of        ISSUER            YES             FOR                  FOR

 the Reserve Bank of India under the applicable

provisions of the Banking Regulation Act, 1949, the

applicable provisions of the Companies Act, 1956, and

 as per the approval of the Board, Mr. R. Seshasayee

as a part-time Chairman of the Bank, not subject to

retirement by rotation, for a further period of 2

years, with effect from 24 JUL 2009, on the terms and

 conditions approved by the Reserve Bank of India;

authorize the Company Secretary to file required

forms with the Registrar of Companies and to take all

 necessary steps for giving effect to this resolution

PROPOSAL #8.: Re-appoint, subject to the approval of         ISSUER            YES             FOR                  FOR

the Reserve Bank of India under Section 35B of the

Banking Regulation Act, 1949 as amended from time to

time and the applicable provisions of the Companies

Act, 1956, Mr. Romesh Sobti as a Managing Director

and Chief Executive Officer of the Bank, not subject

to retirement by rotation, for a period of 3 years

with effect from 01 FEB 2011 on such terms and

conditions as may be approved by the Board of

Directors and by the Reserve Bank of India; authorize

 the Company Secretary to file required forms with

the Registrar of Companies and to take all necessary

steps for giving effect to this resolution

PROPOSAL #S.9: Authorize the Board, pursuant to the          ISSUER            YES         AGAINST           AGAINST

provisions of Section 81 and other applicable

provisions, if any, of the Companies Act, 1956

[including any amendment thereto or modification[s]

or re enactment[s] thereof] and in accordance with

the provisions of the Memorandum and Articles of

Association of the Bank, the Listing Agreements

entered into by the Bank with the respective Stock

Exchanges where the equity shares of the Bank are

listed and subject to the Regulations/Guidelines, if

any, prescribed by the Reserve Bank of India [RBI],

Securities and Exchange Board of India [SEBI],

Financial Institutions and all other concerned and

relevant authorities from time to time, to the extent

 applicable and subject to such approvals, consents,

permissions and sanctions of the Government of India,

 SEBI, RBI and all other appropriate authorities,

institutions or bodies and subject to such conditions

 and modifications as may be prescribed by any of

them while granting such approvals, consents,

permissions and sanctions, on behalf of the Bank, to

accept, if it thinks fit in the interest of the Bank,

 to create, issue, offer and/or allot, in the course

of 1 or more public or private offerings by way of

public issue, rights issue, preferential allotment

including Qualified Institutional Placement pursuant

to Chapter XIII-A of the SEBI [disclosure and

Investor Protection] Regulations, 2009 as amended

from time to time, or otherwise, in the domestic or 1

 or more international markets, equity shares and/or

equity shares through depository receipts and/or

convertible bonds and/or securities convertible into

equity shares at the option of the Bank and/or the

holder[s] of such securities, American Depository

Receipts [ADRs]/Global Depository Receipts [GDRs]

representing equity shares or convertible securities

and/or securities with or without detachable/non-

detachable warrants with a right exercisable by the

warrant-holder to subscribe for the equity shares

and/or warrants with an option exercisable by the

warrant-holder to subscribe for equity shares, and/or

 any instrument or securities representing either

equity shares and/or convertible securities linked to

 equity shares [all of which are hereinafter

collectively referred to as 'securities'] subscribed

in Indian/foreign currency[ies] to investors [whether

 resident and/or non-resident and/or strategic

investors and/or Anchor investors and/or institutions

 or banks and/or incorporated bodies and/or trustees

or otherwise and whether or not such investors are

Members of the Bank]/Foreign Institutional Investors

[FIIs]/Mutual Funds/Pension Funds/Venture Capital

Funds/Banks and such other persons or entities

excluding promoters in case of preferential

allotment, whether or not such investors are Members

of the Bank, to all or any of them jointly or

severally, through prospectus[es] and/or offer

letter[s] or circular[s] and/or on private placement

basis for, an aggregate face value of equity shares

not exceeding 25% of the authorized Equity Share

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDUSTRIA MACCHINE AUTOMATICHE IMA SPA

  TICKER:                  N/A                 CUSIP:   T54003107

  MEETING DATE:      1/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appoint a new Director previous                     ISSUER             NO              N/A                  N/A

increase of the number of Board of Directors

components from 11 to 12, adjournment thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDUSTRIA MACCHINE AUTOMATICHE IMA SPA

  TICKER:                  N/A                 CUSIP:   T54003107

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Board of                 ISSUER             NO              N/A                  N/A

Directors on corporate year 2009, report of the Board

 of Auditors and financial statement at 31 DEC 2009,

any adjournment thereof

PROPOSAL #2: Approve the proposal to share buy back,         ISSUER             NO              N/A                  N/A

sale and/or disposal of own shares; related and

consequential resolutions

PROPOSAL #3: Appointment of the Board of Auditors and        ISSUER             NO              N/A                  N/A

 Chairman, determination of the related emoluments

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDUSTRIAL-ALLIANCE INS & FINL SVCS INC

  TICKER:                  N/A                 CUSIP:   455871103

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of ANNE BELEC as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Election of PIERRE BRODEUR as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of YVON CHAREST as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Election of MICHEL GERVAIS as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of LISE LACHAPELLE as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of JOHN LEBOUTILLIER as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of FRANCIS P. MCGUIRE as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.8: Election of MARY C. RITCHIE as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.9: Election of GUY SAVARD as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appointment of SAMSON BELAIR /DELOITTE &        ISSUER            YES             FOR                  FOR

 TOUCHE as the Auditors

PROPOSAL #3: Approve the advisory resolution to                 ISSUER            YES             FOR                  FOR

accept the approach to executive compensation as

disclosed in the information cirrcular

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INDUSTRIAS CH SAB DE CV

  TICKER:                  N/A                 CUSIP:   P52413138

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the presentation of the groups          ISSUER            YES             FOR                  FOR

general Director report, Board of Directors, report,

the individual and consolidated financial statements

of industrias C.H., S.A.B. de C.V., corresponding to

FY 2009 and report on own shares purchase and

replacement transactions; Audit and Corporate

practices Committees report, report on the compliance

 with fiscal obligations; resolutions in respect to

the information submitted and Board of Directors

PROPOSAL #2: Approve the determination on the                     ISSUER            YES             FOR                  FOR

allocation of profits, and definition of the amount

of funds that may be used for the purchase of own

shares during this FY

PROPOSAL #3: Appointment or ratification, as the case        ISSUER            YES             FOR                  FOR

 may be of the Members of the Board

PROPOSAL #4: Approve the designation of delegated to         ISSUER            YES             FOR                  FOR

comply the resolutions adopted by this meeting and to

 formalize, as the case may be

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INES CORPORATION

  TICKER:                  N/A                 CUSIP:   J23876105

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INFIGEN ENERGY

  TICKER:                  N/A                 CUSIP:   Q4934M106

  MEETING DATE:      11/25/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the combined            ISSUER             NO              N/A                  N/A

consolidated financial report of IFN and the separate

 financial report of the Trust, as well as the

respective reports of the Directors and Auditor for

the YE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009 and the remuneration report is

specified in the Directors' report included within

the IFN annual report 2009

PROPOSAL #3.: Re-elect Michael Hutchinson as a                   ISSUER            YES             FOR                  FOR

Director and Foreign Company, in accordance with

Article 10.8 of the Constitution of the Company and

Bye-law 12.8 of the Bye-Laws of the Foreign Company

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers,                ISSUER            YES             FOR                  FOR

being the current Auditor of the Foreign Company, as

the Auditors of the Foreign Company to hold office

until the close of the next AGM of the Foreign

Company at a fee to be determined by the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INFORMA PLC, ST HELIER

  TICKER:                  N/A                 CUSIP:   G4770C106

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Directors accounts for the          ISSUER            YES             FOR                  FOR

YE DEC 2009 and the Auditors

PROPOSAL #2: Re-elect Mr Derek Mapp as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #3: Re-elect Mr Peter Rigby as a Director             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Re-elect of Mr Adam Walker as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect of Dr Pamela Kirby as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-elect of Mr John Davis as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-elect of Dr Brendan O'Neill as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8: Approve the Directors remuneration report      ISSUER            YES             FOR                  FOR

PROPOSAL #9: Re-appoint Deloitte LLP as the Auditors         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #10: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the remuneration of the Auditors

PROPOSAL #11: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #S.12: Approve the disapplication preemption        ISSUER            YES             FOR                  FOR

 rights

PROPOSAL #S.13: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INFORMATION SERVICES INTERNATIONAL-DENTSU,LTD.

  TICKER:                  N/A                 CUSIP:   J2388L101

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INFORTREND TECHNOLOGY INC

  TICKER:                  N/A                 CUSIP:   Y40829106

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: 2009 business report                                       ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: Supervisor's review report on 2009              ISSUER             NO              N/A                  N/A

financial statements

PROPOSAL #1.3: Report the execution status of buying         ISSUER             NO              N/A                  N/A

back treasury stock

PROPOSAL #2.1: Adoption of 2009 financial report                ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Adopt the proposal for distribution of        ISSUER            YES             FOR                  FOR

 2009 profits (cash dividend TWD 2.5 per share)

PROPOSAL #3.1: Amend the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Amend the operational procedures of            ISSUER            YES             FOR                  FOR

endorsements and guarantees

PROPOSAL #4: Extemporary motions                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INFRATIL LTD

  TICKER:                  N/A                 CUSIP:   Q4933Q124

  MEETING DATE:      8/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. David Newman as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires by rotation in

accordance with the Company's Constitution and

PROPOSAL #2.: Re-elect Mr. Anthony Muh as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires by rotation in accordance

 with the Company's Constitution and Listing Rule

PROPOSAL #3.: Elect Mr. Marko Bogoievski as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with the Company's Constitution and Listing Rule 3.3.6

PROPOSAL #4.: Approve that the Company continues to          ISSUER            YES             FOR                  FOR

raise finance through the continuation of its

Infrastructure Bond Programme by the issue of Dated

Infrastructure Bonds [Bonds that have a maturity

date] or Perpetual Infrastructure Bonds [Bonds that

have no maturity date][together referred to as New

Infrastructure Bonds]; the New Infrastructure Bonds

may be convertible into ordinary shares in the

Company in limited circumstances or at the option of

the Company; the maximum face amount of New

Infrastructure Bonds which may be issued in the

period commencing 17 AUG 2009 and ending on 30 AUG

2010 shall not exceed NZD 350,000,000; the key terms

and conditions of the New Infrastructure Bonds that

are convertible into ordinary shares shall be as

specified to this Resolution

PROPOSAL #5.: Approve the remuneration payable to              ISSUER            YES             FOR                  FOR

Directors of the Company and its subsidiaries, in

accordance with Listing Rule 3.5.1, of a monetary sum

 of not more, in aggregate, of: a) NZD 600,000 [plus

GST] per annum to the Directors of the Company [being

 an increase from NZD 530,000 [plus GST] approved in

2007]; b) NZD 77,500 [plus GST] per annum payable to

those Directors of New Zealand Bus Limited who are

also Directors of the Company [being an increase from

 NZD nil]; c) AUD 40,000 [plus GST] per annum payable

 to those Directors of Victoria Electricity Pty

Limited who are also Directors of the Company [being

an increase from NZD nil]; d) AUD 5,000 [plus GST]

per annum payable to those Directors of Infratil

Energy Australia Pty Limited who are also Directors

of the Company [being an increase from NZD nil]; e)

EUR 75,000 [plus VAT] per annum payable to those

Directors of Infratil Airports Europe Limited who are

 also Directors of the Company [being no change from

the amount approved in 2006 and 2007]; and f) NZD

68,750 [plus GST] per annum payable to those

Directors of Wellington International Airport Limited

 who are also Directors of the Company [being an

reduction from NZD 120,000 [plus GST] approved in

2007, making in aggregate a limit of NZD 996,086

[plus GST or VAT] [assuming and exchange rate of NZD

1.00= EUR 0.3890 and NZD 1.00= AUD 0.7890], such sum

to be divided amongst the Directors as they deem

PROPOSAL #6.: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

Auditor's remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INFRATIL LTD

  TICKER:                  N/A                 CUSIP:   Q4933Q124

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve that the existing constitution        ISSUER            YES             FOR                  FOR

 of the Company be revoked and the Company adopt the

new constitution in the form tabled at the meeting

and signed by the Chairman for the purpose of

identification

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ING INDUSTRIAL FUND, SYDNEY NSW

  TICKER:                  N/A                 CUSIP:   Q49469101

  MEETING DATE:      12/15/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Ratify and approve the issue of                     ISSUER            YES             FOR                  FOR

324,417,021 units to institutional investors at an

issue price of AUD 0.48 per new unit on 18 NOV 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INMET MNG CORP

  TICKER:                  N/A                 CUSIP:   457983104

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Yilmaz Arguden as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Election of David R. Beatty as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of John C. Eby as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Election of Paul E. Gagne as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Election of Oyvind Hushovd as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of Thomas E. Mara as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of Wolf K. Seidler as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.8: Election of Jochen E.  Tilk as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.9: Election of James M. Tory as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Election of Douglas W. G. Whitehead          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #2: Appoint KPMG LLP as the Auditors, as              ISSUER            YES             FOR                  FOR

specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INN VEST REAL ESTATE INVT TR

  TICKER:                  N/A                 CUSIP:   45771T108

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive the consolidated financial                 ISSUER             NO              N/A                  N/A

statements of the REIT for the YE 31 DEC 2009 and the

 Auditors' report thereon

PROPOSAL #1.1: Election of Frank Anderson, FCA as a          ISSUER            YES             FOR                  FOR

Trustee of the Reit

PROPOSAL #1.2: Election of Morton G. Gross, Q.C. as a        ISSUER            YES             FOR                  FOR

 Trustee of the Reit

PROPOSAL #1.3: Election of Michael P. Kitt as a                 ISSUER            YES             FOR                  FOR

Trustee of the Reit

PROPOSAL #1.4: Election of Minhas N. Mohamed as a              ISSUER            YES             FOR                  FOR

Trustee of the REIT

PROPOSAL #2: Appointment of Deloitte & Touche LLP as         ISSUER            YES             FOR                  FOR

the Auditors of the REIT until the close of the next

annual meeting of the Unit holders at a remuneration

to be fixed by the trustees of the REIT

PROPOSAL #S.3: Grant authority for a plan of                       ISSUER            YES             FOR                  FOR

arrangement under the Canada Business Corporations

Act (CBCA) in respect of the reorganization of the

REIT with a view to qualifying the REIT as a real

estate investment trust for the purposes of the

Income Tax Act (Canada) (the reorganization) and (b)

amendments to the REIT's unitholder rights plan

agreement and executive incentive plan that are

consequential to the Reorganizatio

PROPOSAL #S.4: Approve the amendment and restatement         ISSUER            YES             FOR                  FOR

of the declaration of trust governing the business

and affairs of the REIT (the REIT Declaration of

Trust) as of the effective date of the Reorganization

 to accommodate the implementation of the

Reorganization and to bring the corporate governance

provisions of the REIT Declaration of Trust in line

with the current provisions of the CBCA

PROPOSAL #S.5: Amend the REIT Declaration of Trust            ISSUER            YES         AGAINST           AGAINST

immediately following the Meeting in connection with

the transition of the REIT's financial reporting to

International Financial Reporting Standards

PROPOSAL #6: Approve to reserve additional trust                ISSUER            YES             FOR                  FOR

units of the REIT for the partial payment of the

Trustees annual retainer compensation

PROPOSAL #0: To transact any other business properly         ISSUER             NO              N/A                  N/A

before the meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INSUN ENVIRONMENTAL NEW TECHNOLOGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y40924105

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Re-elect Daebong Kim as a Inside                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.2: Election of Ingyu Song as a Inside              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.3: Re-elect Seunggyu Kim as an Outside            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.4: Election of Heejung Park as an Outside        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3: Election of Auditors                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Auditors

PROPOSAL #6: Approve the cash dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #7: Approve the partial amendment to                     ISSUER            YES             FOR                  FOR

Articles of incorporation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INSUN ENVIRONMENTAL NEW TECHNOLOGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y40924105

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Hyeong Geun Lee as Inside         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Election of IL Do Bae as Outside                 ISSUER            YES             FOR                  FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTACT FINL CORP

  TICKER:                  N/A                 CUSIP:   45823T106

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Charles Brindamour as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Election of Yves Brouillette as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of Paul Cantor as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Election of Marcel Cote as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Election of Robert W. Crispin as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of Claude Dussault as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of Eileen Mercier as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.8: Election of Timothy H. Penner as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.9: Election of Louise Roy as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Election of Stephen G. Snyder as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.11: Election of Carol Stephenson as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Appointment of Ernst & Young LLP as the         ISSUER            YES             FOR                  FOR

Auditors of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTER RAO UES JSC

  TICKER:                  N/A                 CUSIP:   X7948V113

  MEETING DATE:      12/7/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the transaction with the                   ISSUER            YES             FOR                  FOR

interested party, related to the purchase of the

additionally is sue shares of OJSC OGK-1

PROPOSAL #2.: Approve the agreement on the gas supply        ISSUER            YES             FOR                  FOR

 between the issuer and OJS C Novatek, as a

transactions with the interested party

PROPOSAL #3.: Approve the transaction with the                   ISSUER            YES             FOR                  FOR

interest ed party between the issuer and OJSC OGK-1

related to the lending to OJSC OGK-1

PROPOSAL #4.: Approve the pawn transaction with the          ISSUER            YES             FOR                  FOR

interested party between the issuer and OJSC OGK-1

PROPOSAL #5.: Approve the Credit Agreement [financing        ISSUER            YES             FOR                  FOR

 present range] between the issuer and Sberbank

Rossii, as a transaction with the interested party

PROPOSAL #6.: Approve the Mortage Agreement with the         ISSUER            YES             FOR                  FOR

interested party between the issuer and Sberbank

PROPOSAL #7.: Approve the consent on the money debit         ISSUER            YES             FOR                  FOR

from the issuers accounts

PROPOSAL #8.: Approve the Credit Agreement [Financing        ISSUER            YES             FOR                  FOR

 Investment Program] between the issuer and Sberbank

Rossii, as a transaction with the interested party

PROPOSAL #9.: Approve the agreement on the pledge of         ISSUER            YES             FOR                  FOR

the interest between the issuer and Sberbank Rossii

PROPOSAL #10.: Approve the consent of Sberbank Rossii        ISSUER            YES             FOR                  FOR

 on the money debit from the issuers accounts

PROPOSAL #11.: Approve the agreement on transmission         ISSUER            YES             FOR                  FOR

of electrical energy services between the issuer and

FSK UES

PROPOSAL #12.: Approve the Purchase Sale Agreement of        ISSUER            YES             FOR                  FOR

 electric power between the issuer and RAO Nordic Oy

PROPOSAL #13.: Approve the Purchase Sale Agreement of        ISSUER            YES             FOR                  FOR

 electric power between the issuer and UAB Energijios

 realizacijos centras

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTER RAO UES JSC, SOCHI

  TICKER:                  N/A                 CUSIP:   X7948V113

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report                                  ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2: Approve the balance sheet, profit and            ISSUER            YES         ABSTAIN           AGAINST

loss statement

PROPOSAL #3: Approve the profit and loss distribution        ISSUER            YES         ABSTAIN           AGAINST

 and non payment of dividends for the year 2009

PROPOSAL #4: Election of the Board of Directors                  ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #5: Election of an Audit Commission                       ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #6: Approve an external Auditor                              ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #7: Approve the pre mature termination of            ISSUER            YES         ABSTAIN           AGAINST

powers of the head of the Executive Board and

election of the head of the Executive Board

PROPOSAL #8: Approve the new edition of the Charter          ISSUER            YES         ABSTAIN           AGAINST

of the Company

PROPOSAL #9: Approve the new edition of the provision        ISSUER            YES         ABSTAIN           AGAINST

 on the general shareholders meeting

PROPOSAL #10: Approve the increase of the Charter              ISSUER            YES         ABSTAIN           AGAINST

capital of the Company by additional share issue

PROPOSAL #11: Approve the transactions with an                   ISSUER            YES         ABSTAIN           AGAINST

interest

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTERCELL AG

  TICKER:                  N/A                 CUSIP:   A3539S101

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Presentation of the annual report                    ISSUER            YES             FOR                  FOR

PROPOSAL #2: Grant discharge to the Board of Directors      ISSUER            YES             FOR                  FOR

PROPOSAL #3: Grant discharge to the Supervisory Board        ISSUER            YES             FOR                  FOR

PROPOSAL #4.a: Approve the remuneration for                        ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #4.b: Approve the Stock Option Plan for                ISSUER            YES         AGAINST           AGAINST

Supervisory Board

PROPOSAL #5: Election of Auditor                                            ISSUER            YES             FOR                  FOR

PROPOSAL #6: Amend the By-Laws                                                ISSUER            YES             FOR                  FOR

PROPOSAL #7: Approve the Share Repurchase Program               ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTERMEDIATE CAPITAL GROUP PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G4807D101

  MEETING DATE:      7/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report and accounts         ISSUER            YES         AGAINST           AGAINST

for the FYE 31 MAR 2009

PROPOSAL #2.: Approve the report of the Remuneration         ISSUER            YES             FOR                  FOR

Committee for the YE 31 MAR 2009

PROPOSAL #3.: Declare a final dividend of 20.5p per          ISSUER            YES             FOR                  FOR

ordinary share for the FYE 31 MAR 2009 be paid on 21

AUG 2009 to all holders of ordinary shares on the

register of Members of the Company at the close of

business on 17 JUL 2009 in respect of all ordinary

shares then registered in their names, save that in

the event that the Scrip Dividend Offer made by the

Company on 16 JUN 2009 becomes unconditional in all

respects no such cash dividend shall [save as

provided in such Scrip Dividend Offer], be paid on

ordinary shares in respect of which a valid

acceptance of such Scrip Dividend Offer shall have

been received by the Company prior to 5.00 pm on 07

PROPOSAL #4.: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES         AGAINST           AGAINST

 of the Company to hold office as the Company's

Auditors until the conclusion of the Company's AGM in

 2010

PROPOSAL #5.: Authorize the Directors to set the                ISSUER            YES         AGAINST           AGAINST

remuneration of the Auditors

PROPOSAL #6.: Re-appoint Mr. John Manser as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #7.: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

to, exercise the powers conferred on them by the

Company's Articles of Association as they may from

time to time be varied so that, to the extent and in

the manner determined by the Directors, the holders

of ordinary shares in the Company be permitted to

elect to receive new ordinary shares in the Company

credited as fully paid, in lieu of the whole or any

part of any cash dividend [including interim

dividends] declared by the Company in general meeting

 or paid by the Directors on or before 14 JUL 2014;

and to capitalize an amount equal to the aggregate

nominal value of the new ordinary shares of the

Company to be allotted pursuant to any elections made

 as aforesaid out of the amounts standing to the

credit of the Company's reserve accounts including

any share premium account and capital redemption

reserve] or to the credit of the Company's profit and

 loss account n each case, whether or not such

amounts are available for distribution], as the

Directors may determine, and to apply such sum in

paying up ordinary share in the Company in full and

to allot such ordinary shares to the shareholders in

the Company validly making such elections in

accordance with their respective entitlements

PROPOSAL #8.: Authorize the Directors for the                     ISSUER            YES             FOR                  FOR

purposes of Section 80 of the Companies Act 1985 [the

 Act], to exercise all the powers of the Company to

allot relevant securities [as specified in Section

80[2] of the Act] up to an aggregate nominal amount

of GBP 5,756,070; [Authority expires at the

conclusion of the next AGM of the Company]; and the

Directors may allot relevant securities after the

expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry

PROPOSAL #S.9: Authorize the Directors, subject to            ISSUER            YES             FOR                  FOR

the passing of Resolution 8 and pursuant to Section

95[1] of the Companies Act 1985 [the Act] to: allot

equity securities [as specified in Section 94 of the

Act] of the Company for cash pursuant to the

authority conferred by that resolution; and sell

relevant shares [as specified in Section 94[5] of the

 Act] held by the Company as treasury shares for

cash, as if Section 89[1] of the Act did not apply to

 any such allotment or sale, provided that this power

 shall be limited to the allotment of equity

securities for cash and the sale of treasury shares:

in connection with or pursuant to an offer or

invitation [but in the case of the authority granted

under Resolution 9[b], by way of a rights issue only]

 in favor of holders of ordinary shares in proportion

 [as nearly as practicable] to the respective number

of ordinary shares held by them on the record date

for such allotment or sale [and holders of any other

class of equity securities entitled to participate

therein or if the Directors consider ft necessary, as

 permitted by the rights of those securities] but

subject to such exclusions or other arrangements as

the Directors may consider necessary or appropriate

to deal with fractional entitlements, treasury

shares, record dates or leg regulatory or practical

difficulties which may arise under the laws of or the

 requirements of any regulatory body or Stock

Exchange in any territory or any other matter

whatsoever; and in the case of the authority granted

under Resolution 9 above, and otherwise than to this

resolution, up to an aggregate nominal amount of GBP

863,411; [Authority expires the earlier of the

conclusion of the next AGM of the Company]; and the

Directors may allot equity securities after the

expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry

PROPOSAL #S.10: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purpose of Section 166 of the Companies Act 1985 [the

 Act] to make market purchases [within the meaning of

 Section 163[3] of the Act] of any of its ordinary

shares of 20p each in the capital of the Company on

such terms and in such manner as the Directors may

from time to time determine provided that: the

maximum number of ordinary shares which may be

purchased is 8,634,105 representing approximately 10%

 of the issued ordinary share capital at 31 MAR 2009;

 the minimum price which may be paid for each

ordinary share is 20p which amount shall be exclusive

 of expenses, if any; the maximum price which may be

paid for each ordinary share is an amount equal to

105% of the average of the middle market quotations

for the ordinary shares of the Company as derived

from the Daily Official List of the London Stock

Exchange plc for the 5 business days' immediately

preceding the day on which such share is contracted

to be purchased; [Authority expires the earlier of

the conclusion of the next AGM of the Company in

2010]; the Company, before the expiry, may make a

contract to purchase ordinary shares which will or

PROPOSAL #S.11: Approve to call a general meeting of         ISSUER            YES             FOR                  FOR

the Company [other than an AGM] not less than 14

clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTERMEDIATE CAPITAL GROUP PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G4807D101

  MEETING DATE:      7/20/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, that the authorized share                ISSUER            YES         AGAINST           AGAINST

capital of the Company be and is hereby increased

from GBP 24,000,000 divided into 120,000,000 ordinary

 shares of 20 pence each to GBP 90,000,000 divided

into 450,000,000 ordinary shares of 20 pence each by

the creation of an additional 330,000,000 ordinary

shares of 20 pence each in the capital of the Company

PROPOSAL #2.: Authorize the Directors of the Company         ISSUER            YES         AGAINST           AGAINST

for the purposes of Section 80 of the Companies Act

1985 [the Act] to exercise all the powers of the

Company to allot relevant securities [within the

meaning of Section 80[2] of the said Act] in

connection with the rights issue [as specified in the

 prospectus of the Company dated 2 JUL 2009 of which

this notice forms part] up to an aggregate nominal

amount of GBP 61,825,169; [Authority expires at the

conclusion of the AGM of the Company in 2010]; and

save that the Company may before such expiry make an

offer or agreement which would or might require

relevant securities to be allotted and the Directors

of the Company may allot relevant securities after

the expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry

PROPOSAL #S.3: Authorize the Directors to allot                 ISSUER            YES         AGAINST           AGAINST

equity securities [as specified in Section 94[2] of

the Act] of the Company for cash in connection with

the Rights Issue [as specified in the prospectus of

the Company dated 2 JUL 2009 of which this notice

forms part] pursuant to the authority conferred by

Resolution 2 above as if Section 89[1] of the Act did

 not apply to any such allotment, provided that this

power shall [i] be limited to the allotment of equity

 securities up to an aggregate nominal amount of GBP

61,825,169; [Authority expires at the conclusion of

the AGM of the Company in 2010]; and save that the

Company may before such expiry make an offer or

agreement which would or might require equity

securities to be allotted the Directors of the

Company may allot equity securities after the expiry

in pursuance of such an offer or agreement made prior

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTERNATIONAL CONTAINER TERMINAL SERVICES INC

  TICKER:                  N/A                 CUSIP:   Y41157101

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Call to order                                                       ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2: Approve to determine the existence of            ISSUER            YES         ABSTAIN           AGAINST

quorum

PROPOSAL #3: Approve the minutes of the annual                   ISSUER            YES         ABSTAIN           AGAINST

stockholders' meeting held on 16 APR 2009

PROPOSAL #4: Approve the Chairman's report                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #5: Approve the Chairman's report and the            ISSUER            YES         ABSTAIN           AGAINST

2009 audited financial statements

PROPOSAL #6: Approve and ratify the acts, contracts,         ISSUER            YES         ABSTAIN           AGAINST

investments and resolutions of the Board of Directors

 and the Management since the last annual

stockholders' meeting

PROPOSAL #7.1: Election of Enrique K. Razon, Jr. as          ISSUER            YES         ABSTAIN           AGAINST

the Director

PROPOSAL #7.2: Election of Jose C. Ibazeta as the              ISSUER            YES         ABSTAIN           AGAINST

Director

PROPOSAL #7.3: Election of Stephen A. Paradies as the        ISSUER            YES         ABSTAIN           AGAINST

 Director

PROPOSAL #7.4: Election of Andres Soriano III as the         ISSUER            YES         ABSTAIN           AGAINST

Director

PROPOSAL #7.5: Election of Octavio Victor R. Espiritu        ISSUER            YES         ABSTAIN           AGAINST

 as an Independent Director

PROPOSAL #7.6: Election of Joseph R. Higdon as an              ISSUER            YES         ABSTAIN           AGAINST

Independent Director

PROPOSAL #7.7: Election of Jon Ramon Aboitiz as the          ISSUER            YES         ABSTAIN           AGAINST

Director

PROPOSAL #8: Appointment of the External Auditors               ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #9: Other matters                                                       ISSUER             NO              N/A                  N/A

PROPOSAL #10: Adjournment                                                         ISSUER            YES         ABSTAIN           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTERNATIONAL FERRO METALS LTD

  TICKER:                  N/A                 CUSIP:   Q4944P107

  MEETING DATE:      11/12/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report contained        ISSUER            YES         AGAINST           AGAINST

 in the financial statements for the FYE 30 JUN 2009

PROPOSAL #2.: Re-elect Mr. Stephen Turner as a                   ISSUER            YES         AGAINST           AGAINST

Director of the Company, who retires by rotation, in

accordance with Clause 21.3 of the Constitution of

the Company

PROPOSAL #3.: Re-elect Mr. Stephen Oke as a Director         ISSUER            YES         AGAINST           AGAINST

of the Company, who retires by rotation, in

accordance with Clause 21.3 of the Constitution of

PROPOSAL #4.: Re-elect Mr. Ian Watson as a Director          ISSUER            YES         AGAINST           AGAINST

of the Company, who retires by rotation, in

accordance with Clause 21.3 of the Constitution of

PROPOSAL #S.5: Amend Clause 3.7 of the Company's                ISSUER            YES         AGAINST           AGAINST

Constitution by reducing the period in which a pre-

emption offer may be accepted by Shareholders from 21

 days to 14 days

PROPOSAL #S.6: Authorize the Directors, to allot                ISSUER            YES         AGAINST           AGAINST

equity securities for cash in accordance with New

Clause 3 of the Company's Constitution provided that

such powers shall be limited to the allotment of up

to 55,400,805 equity securities [Authority expires

the earlier of the conclusion of the next AGM of the

Company or 30 NOV 2010]; to make an offer or

agreement before the expiry of that power which would

 or might require securities to be allotted after

such expiry as if the power conferred hereby had not

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTERNATIONAL GAMES SYSTEM CO LTD

  TICKER:                  N/A                 CUSIP:   Y41065106

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The code of conduct                                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The establishment for the rules of the        ISSUER             NO              N/A                  N/A

 Independent Directors authority

PROPOSAL #A.5: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 11 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from capital reserves, proposed bonus issue: 50

shares for 1,000 shares held

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans, endorsement and guarantee

PROPOSAL #B.6: Approve the proposal of the                          ISSUER            YES             FOR                  FOR

establishment for the rules of Supervisors authority

PROPOSAL #B.7: Other issues                                                     ISSUER            YES         AGAINST           AGAINST

PROPOSAL #B.8: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTERNATIONAL PERSONAL FINANCE PLC, LEEDS

  TICKER:                  N/A                 CUSIP:   G4906Q102

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Company's annual report and         ISSUER            YES             FOR                  FOR

Audited financial statements for the FYE 31 DEC 2009

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3: Approve to declare a final dividend of          ISSUER            YES             FOR                  FOR

3.4p per share on the ordinary shares of 10p each in

respect of the YE 31 DEC 2009, payable on 21 MAY 2010

 to the holders of such ordinary shares on the

register of Members of the Company on 16 APR 2010

PROPOSAL #4: Election of John Lorimer as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #5: Election of Edyta Kurek as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #6: Re-elect of David Broadbent as a                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #7: Re-elect of Nick Page as a Director of          ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #8: Re-appointment of PricewaterhouseCoopers        ISSUER            YES             FOR                  FOR

 LLP as the Auditors of the Company to hold office

until the conclusion of the next general meeting at

which accounts are laid before the Company

PROPOSAL #9: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 Auditors' remuneration

PROPOSAL #10: Authorize the Directors pursuant to and        ISSUER            YES             FOR                  FOR

 in accordance with Section 551 of the Companies Act

2006 to allot shares in the Company or to grant

rights to subscribe for or convert any security into

shares in the Company; up to a nominal amount of GBP

8,500,000  such amount to be reduced by the nominal

amount allotted or granted under the resolution ;

comprising equity securities  as defined in Section

560 1  of the Companies Act 2006  up to a nominal

amount of GBP 17,000,000  after deducting from such

limit any shares issued under the resolution in

connection with an offer by the way of a rights

issue; to ordinary shareholders in proportion to

their existing holdings and; to holders of other

equity securities as required by the rights CONTD.

PROPOSAL #S.11: Authorize the Directors pursuant to          ISSUER            YES             FOR                  FOR

Section 570 of the Companies Act 2006 to allot equity

 securities  as specified in Section 560(1) of the

Companies Act 2006 for cash pursuant to the general

authority conferred by Resolution 10 and/or sell

ordinary shares held by the Company as treasury

shares for cash, including where the allotment is

treated as an allotment of equity securities under

Section 560 2  b  of the Companies Act 2006, as if

Section 561 1  of the Companies Act 2006 did not

apply to such allotment or sale, provided that this

power shall be limited; to the allotment of equity

securities and sale of treasury shares for cash in

connection with an offer of, or invitation to apply

for, equity securities  but in case of the authority

PROPOSAL #S.12: Authorize the Company for the purpose        ISSUER            YES             FOR                  FOR

 of Section 701 of the Companies Act 2006 to make one

 or more market purchases  as defined in Section 693

4  of the Companies Act 2006  of its own ordinary

shares of 10p each  ordinary shares  provided that;

the Company may not purchase more than 25,721,700

ordinary shares; the minimum price which the Company

may pay for each ordinary share is the nominal value;

 the maximum price  excluding expenses which the

Company may pay for each ordinary share is 5% over

the average of the middle-market price of an ordinary

 share, based on the London Stock Exchange Daily

Official List, for the 5 business days immediately

before the day on which the Company agrees to

PROPOSAL #13: Authorize the Directors to establish            ISSUER            YES             FOR                  FOR

the International Personal Finance PLC of the Company

 Share Option Plan  the CSOP , a copy of the draft

rules of which has been produced to the meeting and

initialed by the Chairman for the purpose of

identification and a summary of the main provisions

of which is set out in Appendix 2 to the letter to

shareholders dated 12 MAR 2010, including making such

 amendments to the draft rules and taking such

actions may be necessary to ensure that the CSOP is

approved by the HM Revenue & Customs

PROPOSAL #14: Authorize the Directors to establish            ISSUER            YES             FOR                  FOR

the International Personal Finance PLC Deferred Share

 Plan  the DSP , a copy of the draft rules of which

has been produced to the meeting and initialed by the

 Chairman for the purpose of identification and a

summary of the main provisions of which is set out in

 Appendix 3 to the letter to shareholders dated 12

MAR 2010 and; to establish schedules to, or further

share plans based on, the Deferred Share Plan but

modified to take account of local tax, exchange

control or securities laws in overseas territories,

provided that any shares made available under any

such schedules or further plans are treated as

counting against the limits on individual and overall

 participation in the DSP

PROPOSAL #S.15: Adopt the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company be amended by deleting all the provisions

 of the Company's Memorandum of Association which, by

 virtue of Section 28 of the Companies Act 2006, are

to be treated as provisions of the Company's Articles

 of Association and; the Articles of Association

produced to the meeting and initialed by the Chairman

 for the purpose of identification be adopted as the

Articles of Association of the Company in

substitution for, and to the exclusion of, the

existing Articles of Association

PROPOSAL #S.16: Approve that the general meeting                ISSUER            YES             FOR                  FOR

other than an annual general meeting may be called on

 not less than 14 clear days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTERNET INITIATIVE JAPAN INC.

  TICKER:                  N/A                 CUSIP:   J24210106

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors and Corporate

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTERPARK CORPORATION, SEOUL

  TICKER:                  N/A                 CUSIP:   Y4165S104

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR
PROPOSAL #2: Approve the partial amendment to                     ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

Auditors

PROPOSAL #5.1: Election of KI Hyung Lee as an Inside         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.2: Election of Seung Hoon Lee as an                 ISSUER            YES             FOR                  FOR

Inside Director

PROPOSAL #6: Approve the Stock Option Plan for staff         ISSUER            YES             FOR                  FOR

resolved by the Board of Directors

PROPOSAL #7: Approve the Stock Option Plan for staff         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTERPUMP GROUP S P A

  TICKER:                  N/A                 CUSIP:   T5513W107

  MEETING DATE:      8/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Directors                   ISSUER             NO              N/A                  N/A

council to increase the share capital any adjournment

 thereof and amend Article 5 of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTERPUMP GROUP SPA, SANT'ILARIO (RE)

  TICKER:                  N/A                 CUSIP:   T5513W107

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the balance sheet as of 31 DEC          ISSUER             NO              N/A                  N/A

2009 along with the Directors report on management,

the report of the Board of Auditors and further

related documentation required by current

regulations; the groups consolidated balance sheet as

 of 31 DEC 2009 along with the Directors report and

the related documentation required by the regulations

 in force; related and consequential resolutions

PROPOSAL #2: Approve to determine the emoluments                ISSUER             NO              N/A                  N/A

reserved to the Directors office related to FY 2010

and of the total remuneration reserved to Directors

holding particular offices for FY 2010

PROPOSAL #3: Grant authority as per Articles 2357 and        ISSUER             NO              N/A                  N/A

 2357 Ter of the Italian Civil Code, to purchase and

dispose of own shares in portfolio or purchased

PROPOSAL #4: Approve the incentive plan entitled                ISSUER             NO              N/A                  N/A

inter pump incentive plan 2010, 2012 in favour of

employees, partners and groups Directors and granting

 of the related powers to the Company's Board of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTERSEROH AG, KOELN

  TICKER:                  N/A                 CUSIP:   D3621X106

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the reports

 pursuant to sections 289(4) and 315(4) of the German

 Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 8,980,899.15 as follows:

Payment of a dividend of EUR 0.11 per share EUR

7,898,499.15 shall be allocated to the other revenue

reserves Ex-dividend and payable date: 30 JUN 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Appointment of auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: KPMG AG, Berlin

PROPOSAL #6.: Amendments to the articles of                        ISSUER            YES             FOR                  FOR

association in connection with the Shareholder Rights

 Directive Implementation Law (ARUG) a) Section 17(3)

 shall be amended in respect of the shareholders.

Meeting being announced at least 30 days prior to the

 date of the meeting, the convocation period being

extended by the length of the registration period, b)

 Section 18(1) shall be amended in respect of the

shareholders. Meeting being held within the first

eight months after the financial year, c) Section 19

shall be amended in respect of shareholders being

entitled to participate and vote at the shareholders

meeting if they register with the company by the

sixth day prior to the meeting and provide evidence

of their shareholding as per the 21st day prior to

the meeting, d) Section 20(4) shall be amended in

respect of the chairman having the power to allow the

 audiovisual transmission of the shareholders.

Meeting, e) Section 21 shall be amended in respect of

 each share giving rise to one vote at the

shareholders meeting, the authorization of proxy

voting instructions shall be issued in text form and

by electronic means, the Board of Managing Directors

shall have the power to allow online participation

and absentee voting at the shareholders meeting

PROPOSAL #7.: Authorization to acquire own shares;            ISSUER            YES             FOR                  FOR

the company shall be authorized to acquire own shares

 of up to EUR 2,558,400, at prices deviating neither

more than 20 percent from the market price of the

shares, on or before 29 JUN 2015, the Board of

Managing Directors shall be authorized to use the

shares for mergers and acquisitions, to dispose of

the shares in a manner other than the stock exchange

or a rights offering if the shares are sold at a

price not materially below their market price, and to

 retire the shares, the existing authorization for

the acquisition of own shares shall be revoked when

the new one comes into effect

PROPOSAL #8.: Approval of the profit transfer                     ISSUER            YES             FOR                  FOR

agreement with the Company's wholly-owned subsidiary,

 Interseroh Management Gmbh

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTERSERVE PLC

  TICKER:                  N/A                 CUSIP:   G49105102

  MEETING DATE:      5/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts and balance sheets,        ISSUER            YES             FOR                  FOR

 and the reports of the Directors and the Auditors

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report

PROPOSAL #4: Re-elect Mr. G.P. Balfour as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Mr. L.G. Cullen as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-elect Mr. A.M. Ringrose as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Re-appoint Deloitte LPP as the Auditors         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #8: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 remuneration of the Auditors

PROPOSAL #9: Authorize the Directors to make                       ISSUER            YES             FOR                  FOR

political donations and to incur political expenditure

PROPOSAL #10: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

 up to a specified amount

PROPOSAL #S.11: Authorize the Directors to disapply          ISSUER            YES             FOR                  FOR

pre-emption rights

PROPOSAL #S.12: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases of its own shares

PROPOSAL #S.13: Adopt new Articles of Association of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #S.14: Approve the holding of general                   ISSUER            YES             FOR                  FOR

meetings, other than AGMs, on 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTERSHOP HOLDING AG, ZUERICH

  TICKER:                  N/A                 CUSIP:   H42507238

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Approve the explanations to annual              ISSUER             NO              N/A                  N/A

report 2009

PROPOSAL #1.2: Approve the annual report 2008 and the        ISSUER             NO              N/A                  N/A

 financial statements 2009

PROPOSAL #1.3: Approve the annual balance 2009                    ISSUER             NO              N/A                  N/A

PROPOSAL #1.4: Approve the use of net earnings                    ISSUER             NO              N/A                  N/A

PROPOSAL #2: Grant discharge to the Members of the            ISSUER             NO              N/A                  N/A

Board of Directors and the Executive Board

PROPOSAL #3.1.a: Re-elect Mr. Rolf Leuenberger as an         ISSUER             NO              N/A                  N/A

Advisory Board

PROPOSAL #3.1.b: Re-elect Mr. Hans-Peter Ruesch as an        ISSUER             NO              N/A                  N/A

 Advisory Board

PROPOSAL #3.1.c: Re-elect Mr. Dieter Marmet as an              ISSUER             NO              N/A                  N/A

Advisory Board

PROPOSAL #3.2: Re-elect PricewaterhouseCoopers AG,            ISSUER             NO              N/A                  N/A

Winterthur as the Statutory Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTERTEK GROUP PLC

  TICKER:                  N/A                 CUSIP:   G4911B108

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual report and  accounts         ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009

PROPOSAL #2: Approve the remuneration report for the         ISSUER            YES             FOR                  FOR

YE 31 DEC 2009

PROPOSAL #3: Approve the payment of a final dividend         ISSUER            YES             FOR                  FOR

of 17.3p per ordinary share

PROPOSAL #4: Re-elect David Allvey as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of Edward Astle as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #6: Election of Gavin Darby as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #7: Election of Lloyd Pitchford as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #8: Re-appoint KPMG Audit Plc as the Auditor        ISSUER            YES             FOR                  FOR

 to the Company

PROPOSAL #9: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 remuneration of the Auditor

PROPOSAL #10: Authorize the Directors to allot                   ISSUER            YES             FOR                  FOR

relevant securities Section 551 Companies Act 2006

and equity securities Section 560(1) Companies Act

PROPOSAL #11: Authorize the EU political donations            ISSUER            YES             FOR                  FOR

and expenditure

PROPOSAL #S.12: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

equity securities other than pro rata Section 570 of

the Companies Act 2006

PROPOSAL #S.13: Authorize the Company to buy back its        ISSUER            YES             FOR                  FOR

 own shares Section 701 Companies Act 2006

PROPOSAL #S.14: Authorize the Company to hold general        ISSUER            YES             FOR                  FOR

 meetings other than AGMs on 14 days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTERVEST OFFICES SICAFI SA, ANTWERPEN

  TICKER:                  N/A                 CUSIP:   B5241S112

  MEETING DATE:      4/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the standard accounting transfers      ISSUER             NO              N/A                  N/A

PROPOSAL #2: Approve the Directors report for FYE 31         ISSUER             NO              N/A                  N/A

DEC 2009

PROPOSAL #3: Approve the Auditors report for FYE 31          ISSUER             NO              N/A                  N/A

DEC 2009

PROPOSAL #4: Approve to accept financial statements          ISSUER             NO              N/A                  N/A

and allocation of income

PROPOSAL #5: Receive the consolidated financial                 ISSUER             NO              N/A                  N/A

statements and statutory reports

PROPOSAL #6: Grant discharge to the Directors and the        ISSUER             NO              N/A                  N/A

 Auditors

PROPOSAL #7: Approve to accept financial statements          ISSUER             NO              N/A                  N/A

of Edicorp SA for the past FY before absorption, and

grant discharge to the Directors and the Auditor

PROPOSAL #8: Re-elect Jean Pierre Blumberg and                   ISSUER             NO              N/A                  N/A

Nicolaas Van Ommen as the Directors bundled

PROPOSAL #9: Elect Paul Christiaens as an Independent        ISSUER             NO              N/A                  N/A

 Director

PROPOSAL #10: Ratify the Deloitte as the Auditor                ISSUER             NO              N/A                  N/A

PROPOSAL #11: Approve the remuneration of the                     ISSUER             NO              N/A                  N/A

External Auditor

PROPOSAL #12: Authorize the Board to repurchase                 ISSUER             NO              N/A                  N/A

shares in the event of a public tender offer or share

 exchange offer

PROPOSAL #13: Authorize the Board to issue shares in         ISSUER             NO              N/A                  N/A

the event of a public tender offer or share exchange

offer as well as under normal conditions

PROPOSAL #14: Allow questions                                                  ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTIME DEPARTMENT STORE (GROUP) CO LTD

  TICKER:                  N/A                 CUSIP:   G49204103

  MEETING DATE:      8/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Transfer                     ISSUER            YES             FOR                  FOR

Agreement dated 03 JUL 2009 and entered into between

Zhejiang Intime and China Yintai [a copy of which is

tabled at the EGM, marked A and initialed by the

chairman of the EGM for identification purpose] and

the connected transaction [as specified under the

Listing Rules] contemplated thereunder; the engaging

in the Restricted Business in the PRC by China Yintai

 and the non-compliance with the terms of the Deed of

 Non-competition by Mr. Shen solely by reason of

China Yintai's interest in the JV upon completion of

the Transfer Agreement; and authorize any one

Director and/or the Company Secretary of the Company,

 to perform all such acts, deeds and things and

execute all documents as they consider necessary or

expedient to effect and implement the Transfer

Agreement and the connected transactions contemplated

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTIME DEPARTMENT STORE (GROUP) CO LTD

  TICKER:                  N/A                 CUSIP:   G49204103

  MEETING DATE:      9/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Transfer                     ISSUER            YES             FOR                  FOR

Agreement dated 14 AUG 2009 and entered into between

Hangzhou North Hill and Beijing Guojun [as specified]

 and the discloseable and connected transaction [as

specified under the Listing Rules] contemplated

thereunder; and authorize any 1 Director and/or

Company Secretary of the Company to perform all such

acts, deeds and things and execute all documents as

they consider necessary or expedient to effect and

implement the Transfer Agreement and the discloseable

 and connected transactions contemplated thereunder

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTIME DEPARTMENT STORE (GROUP) CO LTD

  TICKER:                  N/A                 CUSIP:   G49204103

  MEETING DATE:      10/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the grant of                     ISSUER            YES             FOR                  FOR

18,000,000 Share Options to Mr. Shen Guojun which was

 conditionally approved by the Board on 28 AUG 2009

and authorize any 1 Director and/or the Company

Secretary of the Company to perform all such acts,

deeds and things and execute all documents as they

consider necessary or expedient to effect and

implement such Grant of Share Options

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTIME DEPARTMENT STORE (GROUP) CO LTD

  TICKER:                  N/A                 CUSIP:   G49204103

  MEETING DATE:      12/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Jinhua Intime            ISSUER            YES             FOR                  FOR

Sale and Purchase Agreement dated 27 OCT 2009 and

entered into between Zhejiang Intime and Jinhua

Zanjia and the connected transaction [as defined

under the Listing Rules] contemplated thereunder; and

 authorize any 1 Director and/or the Company

Secretary to perform all such acts, deeds and things

and execute all documents as they consider necessary

or expedient to effect and implement the Jinhua

Intime Sale and Purchase Agreement and the connected

transactions contemplated thereunder

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTIME DEPARTMENT STORE (GROUP) CO LTD

  TICKER:                  N/A                 CUSIP:   G49204103

  MEETING DATE:      6/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and approve the audited                       ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

  the Directors  and the Auditors  the Auditors  of

the Company for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.A.1: Re-elect Mr. Shen Guojun as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.A.2: Re-elect Mr. Xin Xiangdong as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.A.3: Re-elect Mr. Chow Joseph as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.B: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company  the Board  to fix the remuneration of

the Directors

PROPOSAL #4: Re-appoint Ernst & Young as the Auditors        ISSUER            YES             FOR                  FOR

 and authorize the Board to fix the remuneration of

the Auditors

PROPOSAL #5: Authorize the Directors to repurchase            ISSUER            YES             FOR                  FOR

the shares

PROPOSAL #6: Authorize the Directors to allot, issue         ISSUER            YES             FOR                  FOR

and deal with the shares

PROPOSAL #7: Approve to extend the general mandate            ISSUER            YES             FOR                  FOR

granted to the Directors to issue Shares by the

number of shares repurchased

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTOPS CO LTD, ANYANG

  TICKER:                  N/A                 CUSIP:   Y4175V105

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement, balance        ISSUER            YES             FOR                  FOR

 sheet, income statement, the proposed disposition of

 retained earning

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Gunha Kim as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the remuneration limit for the          ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #5: Approve the remuneration limit for the          ISSUER            YES             FOR                  FOR

Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTRACOM HOLDINGS SA

  TICKER:                  N/A                 CUSIP:   X3967R125

  MEETING DATE:      3/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the free distribution of own              ISSUER             NO              N/A                  N/A

shares, as per Article 16 Codified Law 2190/20, as it

 was valid before its replacement by Law 3604/2007,

to persons employed by the Company and/or by

affiliated Companies

PROPOSAL #2: Various Announcements                                         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTRALOT S A - INTEGRATED LOTTERY SYS & SVCS

  TICKER:                  N/A                 CUSIP:   X3968Y103

  MEETING DATE:      11/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend Article 1 of Company's Articles          ISSUER             NO              N/A                  N/A

of Association in relation of the translation of

Company's name in English

PROPOSAL #2.: Approve the program of distribution of         ISSUER             NO              N/A                  N/A

shares as Stock Option Plan among the Employees those

 referred in Article 13 Paragraph 13 of Law 2190/1920

 as amended and in force and amendment of the current

 program; authorize the Board of Directors Members to

 regulate the relative details

PROPOSAL #3.: Announcements                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTRALOT S A - INTEGRATED LOTTERY SYS & SVCS

  TICKER:                  N/A                 CUSIP:   X3968Y103

  MEETING DATE:      11/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve a Program of distribution of            ISSUER             NO              N/A                  N/A

options on Company's shares to persons among those

referred in the specified Article 13 paragraph 13 of

the Codified Law 2190.1920 as amended and in force,

and amend the current Program, and authorize the

Board of Directors to regulate the relative details

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTRALOT S A - INTEGRATED LOTTERY SYS & SVCS

  TICKER:                  N/A                 CUSIP:   X3968Y103

  MEETING DATE:      12/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve a program for the distribution         ISSUER             NO              N/A                  N/A

of Options on Company's shares to persons among those

 referred in Article 13 Paragraph 13 of Law 2190/1920

 as amended and in force, and amend the current

program granting authority to the Board of Directors

to regulate the relative details

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTRALOT S A - INTEGRATED LOTTERY SYS & SVCS

  TICKER:                  N/A                 CUSIP:   X3968Y103

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the corporate and consolidated          ISSUER             NO              N/A                  N/A

annual financial statements of the FY 01 JAN 2009 to

31 DEC 2009, in accordance with the International

Financial Reporting Standards I.F.R.S., after hearing

 the relevant Board of Directors Reports and the

Certified Auditors report regarding the above

mentioned year and decision on the distribution of

said years profits

PROPOSAL #2: Grant discharge to both the Board of              ISSUER             NO              N/A                  N/A

Directors Members and the Certified Auditor from any

liability for indemnity regarding Company's

administration, the financial statements and the

consolidated financial statements during the fiscal

period under examination 01 JAN 2009-31 DEC 2009

PROPOSAL #3: Election of Regular and Alternate                   ISSUER             NO              N/A                  N/A

Certified Auditors for the audit of the FY 01 JAN

2010 to 31 DEC 2010 and approve the determination of

their fees

PROPOSAL #4: Approve the remuneration on the profits         ISSUER             NO              N/A                  N/A

and compensations of the Board of Directors members

for the FY 2009 and preliminary approval of

remuneration and compensations of Non Executive

Members of the Board of Directors for the year 2010,

pursuant to Article 24 of Codified Law 2190/1920

Article 5 of the Law 3016/2002

PROPOSAL #5: Approve the maximum salary of Board of          ISSUER             NO              N/A                  N/A

Directors Members employed by the Company as for the

financial period 01 JUL 2010-30 JUN 2011 pursuant to

Article 23a of Codified Law 2190/1920

PROPOSAL #6: Authorize to both Board of Directors              ISSUER             NO              N/A                  N/A

Members and Company's Directors to participate in the

 Board of Directors or in the administration of other

 affiliated Companies as those Companies are defined

in Article 42 e of Codified Law 2190/1920

PROPOSAL #7: Approve the share buy back pursuant to          ISSUER             NO              N/A                  N/A

Article 16 of Codified Law 2190/1920

PROPOSAL #8: Approve the issue of convertible bond            ISSUER             NO              N/A                  N/A

loan and authorize the Board of Directors for

determining the specific terms of the convertible

bond loan

PROPOSAL #9: Various announcements                                         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTRALOT S A - INTEGRATED LOTTERY SYS & SVCS

  TICKER:                  N/A                 CUSIP:   X3968Y103

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #8.: Approve the issue of convertible bond          ISSUER             NO              N/A                  N/A

loan and authorize the Board of Directors for

determining the specific terms of the convertible

bond loan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INTRUM JUSTITIA AB, NACKA

  TICKER:                  N/A                 CUSIP:   W4662R106

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the AGM                                              ISSUER             NO              N/A                  N/A

PROPOSAL #2: Appointment of Lars Lundquist as the              ISSUER             NO              N/A                  N/A

Chairman of the meeting

PROPOSAL #3: Preparation and approval of the voting          ISSUER             NO              N/A                  N/A

list

PROPOSAL #4: Approval of the agenda                                       ISSUER             NO              N/A                  N/A

PROPOSAL #5: Election of 1 or 2 persons to sign the          ISSUER             NO              N/A                  N/A

minutes  and to count votes

PROPOSAL #6: Determination as to whether the meeting         ISSUER             NO              N/A                  N/A

has been duly convened

PROPOSAL #7: Submission of the annual accounts and            ISSUER             NO              N/A                  N/A

the Auditor's report, and consolidated accounts and

Auditor's report on the consolidated accounts, for

the FY 2009

PROPOSAL #8: Speech by the Managing Director;                     ISSUER             NO              N/A                  N/A

statement by the Chairman of the Board regarding the

Board's and the Board Committees' work

PROPOSAL #9: Adopt the profit and loss statement and         ISSUER            YES             FOR                  FOR

balance sheet and the consolidated profit and loss

statement and consolidated balance sheet

PROPOSAL #10: Approve that the earnings at the                   ISSUER            YES             FOR                  FOR

disposal of the AGM, consisting of share premium

reserve of SEK 111,255,876, fair value reserve of SEK

 -952,831,139, retained earnings of SEK 4,881,321,508

 and the profit for the year of SEK 1,191,518,351, in

 total amounting to SEK 5,231,264,596, are

appropriated so that SEK 3.75 per share, in total SEK

 299,042,441, is distributed to the shareholders and

that the remaining balance of SEK 4,932,222,155 is

carried forward; as record day for the dividend, the

Board proposes 30 MAR 2010; if the AGM resolves in

accordance with the proposal, the dividend is

estimated to be paid out via Euroclear Sweden AB on

Tuesday, 06 APR 2010

PROPOSAL #11: Grant discharge to the Members of the          ISSUER            YES             FOR                  FOR

Board and the Managing Director from liability for

the administration of the Company during the year 2009

PROPOSAL #12: Approve that the number of Board                   ISSUER            YES             FOR                  FOR

Members proposed to be 7 with no Deputy Board Members

PROPOSAL #13: Approve that to determine the                        ISSUER            YES             FOR                  FOR

remuneration to the Board of Directors is proposed to

 remain unchanged and amount to a total of SEK

2,550,000, of which SEK 750,000 shall be paid to the

Chairman of the Board and SEK 300,000 to each of the

other Board Members; in addition, it is proposed that

 an unchanged remuneration amounting to in total SEK

540,000 shall be attributed to committee work,

whereof the Chairman of the Audit Committee shall

receive SEK 150,000 and the other 2 Audit Committee

Members SEK 75,000 each; the remaining SEK 240,000 is

 proposed to be distributed equally among the

altogether 6 Members of the remuneration and

Investment Committees; fees to the Auditor are

proposed to be paid in accordance with approved

PROPOSAL #14: Re-elect Matts Ekman, Helen Fasth-                ISSUER            YES             FOR                  FOR

Gillstedt, Lars Forberg, Lars Lundquist, Charlotte

Stromberg and Fredrik Tragardh as the Board Members,

all for the period until the conclusion of the next

AGM; elect Joakim Rubin as a new Board Member, for

the period until the conclusion of the next AGM; re-

elect Lars Lundquist as the Chairman of the Board,

for the period until the conclusion of the next AGM;

it is noted that at the AGM 2008, the accounting firm

 KPMG AB, presently with Carl Lindgren as the Auditor

 in Charge, was elected Auditor for the time up to

the end of the AGM of shareholders to be held during

the fourth FY after the election of the Auditor

PROPOSAL #15: Approve that the meeting resolved upon         ISSUER            YES             FOR                  FOR

principles substantially in accordance with the

following: the Chairman of the Board shall convene

the 5 largest shareholders of the Company based on

the number of votes held at the end of August, who

shall then have the right to appoint 1 member each to

 the Nomination Committee; if so requested, the

Nomination Committee shall have the right to co-opt 1

 additional member; that the committee shall be

Chaired by 1 of its members; not more than 2 of the

committee's members may be members of the Company's

Board; the Chairman of the Board shall present any

matters regarding the Board's work that may be of

importance for the Nomination Committee's work,

including, in relevant parts, an evaluation of the

work of the Board and the requirements and specific

skills to be represented by the Board Members; that

individual shareholders .CONTD.

PROPOSAL #16: Approve that the principles shall be            ISSUER            YES             FOR                  FOR

applied for the time up until the AGM 2011 and that

the AGM approves the principles; the proposal has

been prepared by the Board and the remuneration

committee of the Board; the proposal entails

substantially the specified information

PROPOSAL #17: Authorize the Board to decide on the            ISSUER            YES             FOR                  FOR

acquisition and sale on the exchange of the Company's

 own shares for the performance-based share program

for 2008 substantially in accordance with the

following: 1) a maximum of 250,000 shares may be

acquired and sold on the NASDAQ OMX Stockholm; the

Company's holding of own shares may however at any

time not exceed 250,000 shares, which corresponds to

less than 10% of the total number of shares in the

Company; 2) the authorization may be utilized on 1 or

 more occasions, however not longer than until the

2011 AGM; 3) acquisition and sale of shares may only

take place at a price within the price interval at

any time recorded on the NASDAQ OMX Stockholm, and

this shall refer to the interval between the highest

buying price and the lowest selling price

PROPOSAL #18: Closing of the AGM                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INVERSIONES AGUAS METROPOLITANAS SA

  TICKER:                  N/A                 CUSIP:   P58595102

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the examination of the report of        ISSUER            YES             FOR                  FOR

 the External Auditors and decide on the annual

report, balance sheet and financial statements as

regards to the period between 01 JAN 2009 and 31 DEC

PROPOSAL #2: Approve to agree the distribution of              ISSUER            YES             FOR                  FOR

profits and allocation of dividends corresponding to

the period 2009

PROPOSAL #3: Approve the explanatory statement about         ISSUER            YES             FOR                  FOR

the policy of dividends of the Company

PROPOSAL #4: Approve the information regarding                   ISSUER            YES             FOR                  FOR

operations with related parties  Article 44 Law 18.046

PROPOSAL #5: Appointment of Independent External                ISSUER            YES             FOR                  FOR

Auditors for the period 2010

PROPOSAL #6: Appointment of rating agencies for the          ISSUER            YES             FOR                  FOR

period 2010

PROPOSAL #7: Election of the Board of Directors                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #8: Approve to fix the remuneration of the          ISSUER            YES             FOR                  FOR

Members of the Board of Directors for the period 2010

PROPOSAL #9: Approve the account statement of the              ISSUER            YES             FOR                  FOR

Board of Directors' expenses during 2009

PROPOSAL #10: Approve to fix the remuneration and              ISSUER            YES             FOR                  FOR

budget of the Committee of Directors for the period

2010

PROPOSAL #11: Approve the account statement of the            ISSUER            YES             FOR                  FOR

activities and expenses of the Committee of Directors

 during 2009

PROPOSAL #12: Approve to decide the newspaper on                ISSUER            YES             FOR                  FOR

which the ads of notice of stockholders meetings

shall be published

PROPOSAL #13: Other matters of social interest and of        ISSUER             NO              N/A                  N/A

 the competency of the stockholders meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INVESTEC PLC

  TICKER:                  N/A                 CUSIP:   G49188116

  MEETING DATE:      8/13/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Samuel Abrahams as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.: Re-elect Mr. Hugh Herman as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-elect Mr. Ian Kantor as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Mr. Stephen Koseff as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.: Re-elect Sir David Prosser as Director         ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-elect Peter Thomas as Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Authorize the Board to ratify and                 ISSUER            YES             FOR                  FOR

execute approved resolutions

PROPOSAL #8.: Approve to accept financial statements         ISSUER            YES             FOR                  FOR

and statutory reports

PROPOSAL #9.: Ratify and approve the remuneration              ISSUER            YES             FOR                  FOR

report of the Directors

PROPOSAL #10.: Approve to sanction interim dividend          ISSUER            YES             FOR                  FOR

on the ordinary shares

PROPOSAL #11.: Approve to sanction interim dividend          ISSUER            YES             FOR                  FOR

on the dividend access [South  African Resident]

redeemable  preference share

PROPOSAL #12.: Approve a final dividend on the                   ISSUER            YES             FOR                  FOR

ordinary shares and the dividend access [South

African Resident] redeemable preference share

PROPOSAL #13.: Re-appoint Ernst Young Inc as the                ISSUER            YES             FOR                  FOR

Joint Auditors and authorize the Board to determine

their remuneration

PROPOSAL #14.: Re-appoint KPMG Inc as the Joint                 ISSUER            YES             FOR                  FOR

Auditors and authorize the Board to determine their

remuneration

PROPOSAL #15.: Approve to place 5 % of the unissued          ISSUER            YES             FOR                  FOR

ordinary shares under the control of the Directors

PROPOSAL #16.: Approve to place 5 % of the unissued          ISSUER            YES             FOR                  FOR

class A variable rate compulsorily convertible Non-

Cumulative Preference Shares under the control of the

 Directors

PROPOSAL #17.: Approve to place remaining unissued            ISSUER            YES             FOR                  FOR

Shares, being variable rate cumulative redeemable

preference shares, Non-redeemable, Non- Cumulative,

Non-Participating Preference Shares and the Special

Convertible Redeemable Preference Shares under the

control of Directors

PROPOSAL #18.: Authorize the Directors to allot and          ISSUER            YES             FOR                  FOR

issue ordinary shares for cash, in respect of 5 % of

the unissued ordinary shares

PROPOSAL #19.: Authorize the Directors to allot and          ISSUER            YES             FOR                  FOR

issue class A variable rate compulsorily convertible

Non-Cumulative Preference Shares for cash

PROPOSAL #S.20: Authorize the Directors to acquire            ISSUER            YES             FOR                  FOR

ordinary shares and perpetual preference shares

PROPOSAL #S.21: Approve to increase authorized                   ISSUER            YES             FOR                  FOR

ordinary share capital to 450,000,000

PROPOSAL #S.22: Approve to increase authorized                   ISSUER            YES             FOR                  FOR

Special Convertible Redeemable Preference Share

Capital to 700,000,000

PROPOSAL #S.23: Amend the Memorandum of Association           ISSUER            YES             FOR                  FOR

PROPOSAL #S.24: Amend the Articles of Association:            ISSUER            YES             FOR                  FOR

Annual and General Meetings

PROPOSAL #S.25: Amend the Articles of Association:            ISSUER            YES             FOR                  FOR

contents of notice of General Meetings

PROPOSAL #S.26: Amend the Articles of Association:            ISSUER            YES             FOR                  FOR

votes attaching to shares

PROPOSAL #S.27: Amend the Articles of Association:            ISSUER            YES             FOR                  FOR

timing for the deposit of form of proxy

PROPOSAL #S.28: Amend the Articles of Association:            ISSUER            YES             FOR                  FOR

rights of proxy

PROPOSAL #29.: Approve to accept financial statements        ISSUER            YES             FOR                  FOR

 and statutory reports

PROPOSAL #30.: Approve the remuneration report                    ISSUER            YES             FOR                  FOR

PROPOSAL #31.: Approve to sanction the interim                   ISSUER            YES             FOR                  FOR

dividend on the ordinary shares

PROPOSAL #32.: Approve the final dividend of 5 Pence         ISSUER            YES             FOR                  FOR

per ordinary share

PROPOSAL #33.: Re-appoint Ernst Young LLP as the                ISSUER            YES             FOR                  FOR

Auditors and authorize the Board to determine their

remuneration

PROPOSAL #34.: Grant authority to issue equity or              ISSUER            YES             FOR                  FOR

equity-linked securities with pre-emptive rights up

to aggregate nominal amount of GBP 915,243

PROPOSAL #s.35: Grant authority to issue equity or            ISSUER            YES             FOR                  FOR

equity-linked securities without pre-emptive rights

up to aggregate nominal amount of GBP 4,469

PROPOSAL #s.36: Authorize 44,694,616 ordinary shares         ISSUER            YES             FOR                  FOR

for market purchase

PROPOSAL #37.: Authorize the Company and its                       ISSUER            YES             FOR                  FOR

subsidiaries to make EU Political Donations to

Political Organizations up to GBP 25,000 and incur EU

 Political Expenditure up to GBP 75,000

PROPOSAL #38.: Approve to increase authorized                     ISSUER            YES             FOR                  FOR

ordinary share capital to 700,000,000

PROPOSAL #39.: Approve to increase authorized special        ISSUER            YES             FOR                  FOR

 converting share capital to 450,000,000

PROPOSAL #s.40: Amend the Articles of Association               ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INVESTMENT AB OERESUND

  TICKER:                  N/A                 CUSIP:   W4776L102

  MEETING DATE:      3/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the Meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election Sven Hagstromer of the Chairman        ISSUER            YES             FOR                  FOR

 of the meeting; the Nominating

PROPOSAL #3: Approve the voting register                              ISSUER             NO              N/A                  N/A

PROPOSAL #4: Approve the agenda                                              ISSUER             NO              N/A                  N/A

PROPOSAL #5: Election of persons to attest the minutes      ISSUER             NO              N/A                  N/A

PROPOSAL #6: Determination of whether the Meeting was        ISSUER             NO              N/A                  N/A

 duly convened

PROPOSAL #7: Managing Director's statement                           ISSUER             NO              N/A                  N/A

PROPOSAL #8: Presentation of the annual report and            ISSUER             NO              N/A                  N/A

the Auditor's report as well as the consolidated

accounts and the Auditor's report for the Group for

PROPOSAL #9.A: Adopt the income statement and balance        ISSUER            YES             FOR                  FOR

 sheet as well as the consolidated income statement

and the Auditor's report for the Group for the 2009 FY

PROPOSAL #9.B: Authorize the Board of Directors a              ISSUER            YES             FOR                  FOR

dividend of SEK 6.00 per share and proposes that the

remaining profit be brought forward, the proposed

record date for dividends is 26 MAR 2010, provided

that the AGM adopts the Board of Directors', the

dividend is estimated to be disbursed from Euroclear

on 31 MAR 2010

PROPOSAL #9.C: Grant discharge from liability to the         ISSUER            YES             FOR                  FOR

Board of Directors and the Managing Director

PROPOSAL #10: Approve the number of Members of the            ISSUER            YES             FOR                  FOR

Board of Directors be 9, and that there be no

alternate Members

PROPOSAL #11: Approve that fees to Members of the              ISSUER            YES             FOR                  FOR

Board of Directors who do not receive a salary from

the Company be payable as follows: SEK 660,000 to the

 Chairman, SEK 1,010,000 to the Vice Chairman, and

SEK 115,000 to each other Member, which is equivalent

 to a 5% increase, it is proposed that Auditors' fees

 be paid on a time and materials basis

PROPOSAL #12: Re-elect Messrs Pontus Bonnier, Monica         ISSUER            YES         AGAINST           AGAINST

Caneman, Stefan Dahlbo, Matts Ekman, Per-Olof

Eriksson, Sven Hagstromer, M rtha Josefsson, Mikael

Nachemson and Mats Qviberg as the Board of Directors

PROPOSAL #13: Re-elect Sven Hagstromer as Chairman of        ISSUER            YES             FOR                  FOR

 the Board of Directors and Mats Qviberg as a Vice

Chairman of the Board of Directors

PROPOSAL #14: Authorize the Board of Directors, for          ISSUER            YES             FOR                  FOR

the period up until the next AGM, on 1 or more

occasions, to execute a synthetic repurchase of a

maximum of 5,700,000 treasury shares, however

equivalent to a maximum total of SEK 1 billion; the

Company shall thereby enter into a so-called swap

agreement to swap the yield on interest-bearing

instruments for the yield on Oresund shares, the

counterparty in the swap agreement shall be offered

the possibility to redeem the shares which form the

basis for the swap agreement, a resolution regarding

redemption shall be adopted by a future general

PROPOSAL #15: Approve, the AGM resolve upon                        ISSUER            YES             FOR                  FOR

guidelines for compensation to Senior Executives as

follows, the Senior Executives of the Company are the

 Managing Director and the Deputy Managing Director,

Senior Executives shall be offered market-rate total

compensation which shall make it possible to recruit

and retain the right person, the salary shall take

into consideration the individual's area of

responsibility and experience, the compensation shall

 consist of fixed cash compensation  monthly salary ,

 variable cash compensation and a fee-based

occupational pension, the variable compensation shall

 be linked primarily to CONTD.

PROPOSAL #16: Appointment of the Nominating Committee        ISSUER            YES         AGAINST           AGAINST

 confirm to those which applied prior

PROPOSAL #17: Close of the meeting                                         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INVESTMENTS AB KINNEVIK, STOCKHOLM

  TICKER:                  N/A                 CUSIP:   W4832D110

  MEETING DATE:      5/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of Lawyer Wilhelm Luning as              ISSUER             NO              N/A                  N/A

Chairman of the AGM

PROPOSAL #2: Preparation and approval of the voting          ISSUER             NO              N/A                  N/A

list

PROPOSAL #3: Approval of the agenda                                       ISSUER             NO              N/A                  N/A

PROPOSAL #4: Election of 1 or 2 persons to check and         ISSUER             NO              N/A                  N/A

verify the minutes

PROPOSAL #5: Determination of whether the AGM has              ISSUER             NO              N/A                  N/A

been duly convened

PROPOSAL #6: Presentation of the annual report and            ISSUER             NO              N/A                  N/A

Auditor's report and of the Group annual report and

the Group Auditor's report

PROPOSAL #7: Adopt the profit and loss statement and         ISSUER            YES             FOR                  FOR

the balance sheet and of the Group profit and loss

statement and the Group balance sheet

PROPOSAL #8: Approve the proposed treatment of the            ISSUER            YES             FOR                  FOR

Company's unappropriated earnings or accumulated loss

 at stated in the adopted balance sheet; the Board of

 Directors proposes a dividend of SEK 3.00 per share;

 the record date is proposed to be Thursday 20 MAY

2010; the dividend is estimated to be paid out by

Euroclear Swedan on 25 MAY 2010

PROPOSAL #9: Grant discharge of liability of the                ISSUER            YES             FOR                  FOR

Directors of the Board and the Managing Director

PROPOSAL #10: Approve to determine the number of                ISSUER            YES             FOR                  FOR

Directors of the Board be set at seven without Deputy

 Directors

PROPOSAL #11: Approve the fixed remuneration for each        ISSUER            YES             FOR                  FOR

 Director of the Board for the period until the close

 of the next AGM be unchanged; due to the proposed

establishment of a new committee, however, the total

Board remuneration shall be increased from SEK

3,800,000 to SEK 3,875,000, for the period until the

close of the next AGM of which SEK 900,000 shall be

allocated to the Chairman of the Board, SEK 400,000

to each of the directors of the Board and total SEK

575,000 for the work in the committees of the Board

of Directors; the Nomination Committee proposes that

for work within the Audit Committee SEK 150,000 shall

 be allocated to the Chairman and SEK 75,000 to each

of the other three members; for work within the

Remuneration Committee SEK 50,000 shall be allocated

to the Chairman and SEK 25,000 to each of the other

two members; finally, the Nomination Committee

proposes that for work within the New Ventures

Committee SEK 25,000 shall be allocated to each of

the four members; furthermore, remuneration to the

Auditor shall be paid in accordance with approved

PROPOSAL #12: Re-elect Vigo Carlund, John                            ISSUER            YES         AGAINST           AGAINST

Hewko,Wilhelm Klingspor, Erik Mitteregger, Stig

Nordin, Allen Sangines-Krause and Cristina Stenbeck

as Directors of the Board; re-elect Cristina Stenbeck

 as Chairman of the Board of Directors; appointment

of an Audit Committee, a Remuneration Committee and a

 newly formed New Ventures Committee within the Board

 of Directors

PROPOSAL #13: Approve the specified procedure of the         ISSUER            YES         AGAINST           AGAINST

Nomination Committee

PROPOSAL #14: Approve the specified guidelines for            ISSUER            YES             FOR                  FOR

remuneration to the Senior Executives

PROPOSAL #15: Approve the Incentive Programme                     ISSUER            YES             FOR                  FOR

comprising of the following: a) adoption of an

incentive programme; b) authorize the Board, during

the period until the next AGM, to increase the

Company's share capital by not more than SEK 13,500

by the issue of not more than 135,000 Class C shares,

 each with a ratio value of SEK 0.10; with

disapplication of the shareholders' preferential

rights, Nordea Bank AB [publ] shall be entitled to

subscribe for the new Class C shares at a

subscription price corresponding to the ratio value

of the shares; c) authorize the Board, during the

period until the next AGM, to repurchase its own

Class C shares; the repurchase may only be effected

through a public offer directed to all holders of

Class C shares and shall comprise all outstanding

Class C shares; the purchase may be effected at a

purchase price corresponding to not less than SEK

0.10 and not more than SEK 0.11; payment for the

Class C shares shall be made in cash; the purpose of

the repurchase is to ensure the delivery of Class B

shares under the Plan; d) approve to resolve that

Class C shares that the Company purchases by virtue

of the authorization to repurchase its own shares in

accordance with Resolution 15.c above may, following

reclassification into Class B shares, be transferred

to participants in accordance with the terms of the

PROPOSAL #16: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

pass a resolution on one or more occasions for the

period up until the next AGM on repurchasing so many

Class A and/or Class B shares that the Company's

holding does not at any time exceed 10% of the total

number of shares in the Company; the repurchase of

shares shall take place on the NASDAQ OMX Stockholm

and may only occur at a price within the share price

interval registered at that time, where share price

interval means the difference between the highest

buying price and lowest selling price

PROPOSAL #17: Closing of the Meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INVISTA FOUNDATION PROPERTY TRUST, ST PETER PORT

  TICKER:                  N/A                 CUSIP:   G4935B100

  MEETING DATE:      9/2/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the accounts and            ISSUER            YES             FOR                  FOR

the report of the Directors and the Auditors for the

YE 31 MAR 2009

PROPOSAL #2.: Re-appoint KPMG Channel Islands Limited        ISSUER            YES             FOR                  FOR

 as the Auditors to the Company until the conclusion

of the next AGM

PROPOSAL #3.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the remuneration of the Auditors

PROPOSAL #4.: Re-elect Mr. Harry Dick-Cleland as a            ISSUER            YES             FOR                  FOR

Director, who retired in accordance with the Article

PROPOSAL #5.: Re-elect Mr. Peter Atkinson as a                   ISSUER            YES             FOR                  FOR

Director, who retired in accordance with the Article

PROPOSAL #6.: Authorize the Company, in accordance            ISSUER            YES             FOR                  FOR

with the Section 315 of the Companies [Guernsey] Law

2008 together [the Companies Law], to make market

purchases [Section 316 of the Companies Law] of

Ordinary Shares of the Company up to a maximum of

14.99% of the issued ordinary shares on the date on

which this resolution is passed, at a minimum price

of 0.01p and up to 105% of the average middle market

quotations on the relevant market where the

repurchase is carried out for the ordinary shares for

 the 5 business days immediately preceding the date

of purchase; [Authority expires at the AGM of the

Company to be held in 2010]; and the Company, before

the expiry, may make a contract to purchase ordinary

shares which will or may be executed wholly or partly

 after such expiry

PROPOSAL #S.1: Approve and adopt the Memorandum of            ISSUER            YES             FOR                  FOR

Incorporation and the Articles of Incorporation of

the Company as specified, as the new Memorandum of

Incorporation and the Articles of Incorporation of

the Company in substitution for, and to the exclusion

 of, the existing memorandum of Association and the

Articles of Association of the Company, with effect

from the conclusion of the AGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INVOCARE LTD

  TICKER:                  N/A                 CUSIP:   Q4976L107

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive and consider the Financial            ISSUER             NO              N/A                  N/A

Report, Directors' Report and Independent Audit

Report of InvoCare Limited and its controlled

entities for the YE 31 DEC 2009

PROPOSAL #1: Adopt the Remuneration Report (which              ISSUER            YES             FOR                  FOR

forms part of the Directors' Report) for the YE 31

DEC 2009

PROPOSAL #2: Re-elect Benjamin Chow as a Director of         ISSUER            YES             FOR                  FOR

the Company, who retires by rotation in accordance

with the Company's Constitution

PROPOSAL #3: Re-elect Tina Clifton as a Director of          ISSUER            YES             FOR                  FOR

the Company, who retires by rotation in accordance

with the Company's Constitution

PROPOSAL #4: Approve, with effect from the day after         ISSUER            YES             FOR                  FOR

the conclusion of the 2009 AGM of InvoCare Limited,

for the purpose of Article 9.9 of the Constitution,

the Non-Executive Directors' aggregate fee pool be

increased to an amount not exceeding AUD 650,000 per

annum

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  INVOICE INC.

  TICKER:                  N/A                 CUSIP:   J2428E109

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Reduction of Stated Capital                ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Appropriation of Retained                   ISSUER            YES             FOR                  FOR

Earnings

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ION BEAM APPLICATIONS SA IBA, LOUVAIN-LA-NEUVE

  TICKER:                  N/A                 CUSIP:   B5317W146

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Special report of the Board of Directors        ISSUER             NO              N/A                  N/A

PROPOSAL #2.1: Approve to renew the authorization to         ISSUER             NO              N/A                  N/A

the Board of Directors, in order to raise the social

capital for a period of 5 years

PROPOSAL #2.2: Approve to suppress the authorization,        ISSUER             NO              N/A                  N/A

 granted on the EGM of the 14 MAY 2008, to the Board

of Directors to raise the capital

PROPOSAL #3: Approve to renew the special                            ISSUER             NO              N/A                  N/A

authorization granted to the Board of Directors to

use the authorized capital, following the conditions

mentioned in amendment 607 of the statuses, for a

period of 3 years

PROPOSAL #4: Approve to modify the amendment 5 of the        ISSUER             NO              N/A                  N/A

 statuses

PROPOSAL #5: Approve to renew, the authorizations              ISSUER             NO              N/A                  N/A

given to the Board of Directors, for a period of 3

and 5 years

PROPOSAL #6: Approve to replace amendment 9 of the            ISSUER             NO              N/A                  N/A

statuses to take into account de-renewal of the

authorizations mentioned in the previous resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ION BEAM APPLICATIONS SA IBA, LOUVAIN-LA-NEUVE

  TICKER:                  N/A                 CUSIP:   B5317W146

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the special Report of the Board         ISSUER             NO              N/A                  N/A

of Directors established in accordance with Article

604, Paragraph 2 of the Code of Companies, about its

proposal to renew the authorization to increase the

capital

PROPOSAL #2: Approve to renew the authorization, to          ISSUER             NO              N/A                  N/A

increase the social capital granted by decision of

the general extraordinary assembly of shareholders of

 14 MAY 2008 in order to ensure that the Board of

Directors if authorized, in the terms of the previous

 authorization and for a duration of five years

dating from the publication of the deliberation of

the present general assembly, to increase the capital

 social in one or many times up to a maximum of EUR

25,000,000, proposal to cancel the authorization to

increase the capital consented by general

extraordinary assembly of 14 MAY 2008 , where none

has yet been used by the Board of Directors,

effective upon publication of the decision to renew

the authorized capital

PROPOSAL #3: Approve to renew the express authority          ISSUER             NO              N/A                  N/A

given to the Board of Directors to use the authorized

 capital, under the conditions laid down in Article

607 of the Companies Code, after receipt of the

notification by the banking, finance and insurance

that it has received a notice of takeover bid on the

company, provided that approval occurs within three

years of holding the meeting

PROPOSAL #4: Approve to adjust the section                          ISSUER             NO              N/A                  N/A

'Authorized Capital' of Article 5 to take account of

decisions adopted by the general assembly in

implementation of the proposals contained in

Paragraphs 2 and 3 of the agenda

PROPOSAL #5: Approve to renew, for the respective              ISSUER             NO              N/A                  N/A

periods of three years and five years from the date

of publication of the decision of this general

meeting, the authorizations given to the Board in

Paragraphs 1 and 2 of Article 9 of the constitution

[purchase and sale of own shares]

PROPOSAL #6: Approve the Motion to replace Article 9         ISSUER             NO              N/A                  N/A

of the constitution to reflect the renewal of permits

 referred to in the preceding paragraph of the agenda

 in the following terms: in accordance with Article

620, Paragraph 1, Paragraphs 3 and 4, and 622,

Paragraph 2, Paragraph 2, 2, of the Companies Code,

the Board of Directors is authorized, without further

 decision from the general assembly, within the

limits prescribed by law and for a period of three

years from the date of publication in the Official

Gazette of the annex to the decision of the EGM on 12

 MAY 2010 to acquire, exchange and/or dispose

exchange or otherwise, the shares of the company to

protect it from a serious and imminent harm

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ION BEAM APPLICATIONS SA IBA, LOUVAIN-LA-NEUVE

  TICKER:                  N/A                 CUSIP:   B5317W146

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the presentation of annual                ISSUER             NO              N/A                  N/A

accounts, the Management report of the Board of

Directors and of the report of the Auditor concerning

 the FY 2009

PROPOSAL #2.: Presentation of consolidated accounts,         ISSUER             NO              N/A                  N/A

of the Management consolidated report and of the

consolidated report of the Auditor for the FY

concerning the FY 2009

PROPOSAL #3.: Grant discharge to the Members of the          ISSUER             NO              N/A                  N/A

Board of Directors

PROPOSAL #4.: Grant discharge to the Auditor for the         ISSUER             NO              N/A                  N/A

FY of his mandate during the FY 2009

PROPOSAL #5.i: Approve the proposal of the Nomination        ISSUER             NO              N/A                  N/A

 Committee established within the Council: the

appointment of the SPRL Windi represented by its

manager Mr. Yves Windelinckx as an Independent

Director the setting of the date of expiration of

such warrants to the Ordinary General Assembly of

2013 to approve the accounts for the year 2012

PROPOSAL #5.ii: Approve the proposal of the                        ISSUER             NO              N/A                  N/A

Nomination Committee established within the Council:

the renewal of the mandate of the Institute of Radio-

elements represented by Nicole Destexhe as another

Director, the setting of the date of expiration of

such warrants to the Ordinary General Assembly of

2013 to approve the accounts for the year 2012

PROPOSAL #5.iii: Approve the proposal of the Managing        ISSUER             NO              N/A                  N/A

 Directors: the renewal of the mandate of Mr. Yves

Jongen as Internal Director, the setting of the

expiry of his term at the AGM of 2013 to approve the

accounts for the year 2012

PROPOSAL #6.: Approve, in accordance with Article 556        ISSUER             NO              N/A                  N/A

 of the code of Companies, of dispositions of BEI

Loan Agreement, that may lead to the occurrence of a

default event and the anticipated eligibility of

credits, that it produces a change of control on IBA

SA, this approval is carried mainly on Article 4.03 A

 (3) of BEI Load Agreement

PROPOSAL #7.: Miscellaneous                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IPSOS SA, PARIS

  TICKER:                  N/A                 CUSIP:   F5310M109

  MEETING DATE:      4/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Company's financial                   ISSUER            YES             FOR                  FOR

statements for the FYE on 31 DEC 2009

PROPOSAL #O.2: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the FYE on 31 DEC 2009

PROPOSAL #O.3: Approve the allocation of income and          ISSUER            YES             FOR                  FOR

distribution of the dividend

PROPOSAL #O.4: Approve the agreements pursuant to              ISSUER            YES         AGAINST           AGAINST

Article L.225-38 of the Commercial Code

PROPOSAL #O.5: Approve to renew Mr. Didier Truchot's         ISSUER            YES             FOR                  FOR

term as a Board member

PROPOSAL #O.6: Approve to renew  Mr. Jean-Marc Lech's        ISSUER            YES         AGAINST           AGAINST

 term as a Board member

PROPOSAL #O.7: Approve to renew Mr. Carlos Harding's         ISSUER            YES         AGAINST           AGAINST

term as a Board member

PROPOSAL #O.8: Approve to renew Mr. Wladimir Mollof's        ISSUER            YES         AGAINST           AGAINST

 term as a Board member

PROPOSAL #O.9: Appointment of Mr. Brian Gosschalk as         ISSUER            YES         AGAINST           AGAINST

a Board member

PROPOSAL #O.10: Approve to renew                                            ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers Audit's term as the permanent

Statutory Auditor

PROPOSAL #O.11: Approve to renew Mr. Etienne Boris            ISSUER            YES             FOR                  FOR

term as a substitute Statutory Auditor

PROPOSAL #O.12: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

purchase or transfer Company's shares

PROPOSAL #E.13: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue Company's shares and securities giving access

to Company's shares with preferential subscription

rights of the shareholders

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

carry out the issuance, by way of public offers, of

Company's shares and securities giving access to

Company's shares with cancellation of preferential

subscription rights of the shareholders

PROPOSAL #E.15: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

carry out the issuance, by way of offers pursuant to

Article L. 411-2 II of the Financial and Monetary

Code, of shares and securities with cancellation of

preferential subscription rights of the shareholders

PROPOSAL #E.16: Authorize the Board of Directors, in         ISSUER            YES         AGAINST           AGAINST

the event of a capital increase with or without

cancellation of preferential subscription rights of

the shareholders, to increase the number of

securities to be issued

PROPOSAL #E.17: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

issue shares and securities giving access to shares,

in the event of a public exchange offer initiated by

the Company

PROPOSAL #E.18: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue shares and securities giving access to shares,

for the remuneration of the contributions in kind

granted to the Company and consisting of equity

securities or securities giving access to the capital

PROPOSAL #E.19: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the Company's capital by Incorporation of

reserves, profits or premiums

PROPOSAL #E.20: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue Company's shares whose subscription would be

reserved to the Company Ipsos Partnership Fund

PROPOSAL #E.21: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

carry out capital increases reserved to members of an

 Ipsos Group Saving Plan

PROPOSAL #E.22: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce the capital by cancellation of shares

PROPOSAL #E.23: Approve the cancellation of Article 6        ISSUER            YES             FOR                  FOR

 bis of the Statutes

PROPOSAL #E.24: Amend Article 12 of the Statutes                ISSUER            YES             FOR                  FOR

PROPOSAL #E.25: Amend Article 13 of the Statutes                ISSUER            YES             FOR                  FOR

PROPOSAL #E.26: Amend the Articles 16 and 19 of the          ISSUER            YES             FOR                  FOR

Statutes

PROPOSAL #E.27: Amend Article 20 of the Statutes                ISSUER            YES             FOR                  FOR

PROPOSAL #E.28: Powers for the formalities                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IRB INFRASTRUCTURE DEVELOPERS LTD, MUMBAI

  TICKER:                  N/A                 CUSIP:   Y41784102

  MEETING DATE:      9/4/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited                        ISSUER            YES             FOR                  FOR

statements of accounts for the FYE 31 MAR 2009 and

the reports of the Directors' and the Auditors'

PROPOSAL #2.: Declare a final dividend on the equity         ISSUER            YES             FOR                  FOR

shares of the Company

PROPOSAL #3.: Re-appoint Mr. Bhalchandra K. Khare as         ISSUER            YES             FOR                  FOR

a Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Chandrashekhar S. Kaptan        ISSUER            YES             FOR                  FOR

 as a Director, who retires by rotation

PROPOSAL #5.: Re-appoint Messrs S.R. Batliboi & Co.,         ISSUER            YES             FOR                  FOR

Chartered Accountants, Mumbai as the Statutory

Auditors of the Company to hold office from the

conclusion of this meeting to the conclusion of the

next AGM and authorize the Board to fix their

remuneration

PROPOSAL #6.: Appoint Mr. Sivaramakrishnan S. Iyer as        ISSUER            YES             FOR                  FOR

 a Director of the Company, who is liable to retire

by rotation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IRB INFRASTRUCTURE DEVELOPERS LTD, MUMBAI

  TICKER:                  N/A                 CUSIP:   Y41784102

  MEETING DATE:      11/25/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board, pursuant to the          ISSUER            YES         AGAINST           AGAINST

provisions of Section 81[ 1A] and other applicable

provisions, if any, of the Companies Act, 1956, as

amended or restated [the Companies Act], the listing

agreements with each of the stock exchanges where the

 Company's equity shares are listed and the

provisions of the Foreign Exchange Management Act,

1999, as amended or restated, the Foreign Exchange

Management [Transfer or Issue of Security by a Person

 Resident Outside India] Regulations, 2000, as

amended or restated, the Foreign Exchange Management

[Borrowing or Lending in Rupees] Regulations, 2000,

as amended or restated, the Issue of Foreign Currency

 Convertible Bonds and Ordinary Shares [Through

Depository Receipt Mechanism] Scheme, 1993, as

amended or restated, the Securities and Exchange

Board of India [Issue of Capital and Disclosure

Requirements] Regulations, 2009, as amended or

restated [the ICDR Regulations], as applicable and

such other statutes, notifications, circulars, rules

and regulations as may be applicable and relevant,

each as amended or restated, and the Memorandum and

Articles of Association of the Company, as amended,

and subject to such approvals, consents, permissions

and sanctions, if any, of the Government of India,

the Reserve Bank of India [the RBI], the Foreign

Investment Promotion Board [the FIPB], the Securities

 and Exchange Board of India [the SEBI], the relevant

 Registrar of Companies, the relevant stock exchanges

 and any other regulatory authority as may be

required under applicable law or regulation, and

subject to such conditions as may be prescribed by

any of them in granting such approvals, consents,

permissions and sanctions which may be agreed to by

the Board of directors of the Company [the Board,

which term shall be deemed to include any committee

constituted or to be constituted by the Board, or any

 person[s] authorized by the Board or its committee

for such purposes], in its absolute discretion, to

offer, issue and allot in the course of either one or

 more international offering[s], in one or more

foreign markets and/or in the course of one or more

domestic offering[s] in India, including by way of a

qualified institutions placement under Chapter VIII

of the ICDR Regulations [QIP], such number of equity

shares and/or any securities linked to, convertible

into or exchangeable for equity shares including,

without limitation, through Global Depository

Receipts [GDRs] end/ or American Depository Receipts

[ADRs] and/or convertible preference shares and/or

convertible debentures [compulsorily and/or

optionally, fully and/or partly] and/or non-

convertible debentures [or other securities] with

warrants and/or warrants with a right exercisable by

the warrant holder to exchange or convert such

warrants with equity shares of the Company at a later

 date simultaneously with the issue of non-

convertible debentures and/or Foreign Currency

Convertible Bonds [FCCBs] and/ or Foreign Currency

PROPOSAL #S.2: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, pursuant to the provisions of Foreign

Exchange Management Act, 1999, and the Foreign

Exchange Management [Transfer or Issue of Security by

 a Person Resident Outside India] Regulations, 2000

and all other applicable rules regulations,

guidelines and laws [including any statutory

modifications or re-enactment thereof for the time

being in force] and subject to all applicable

approvals, permissions and sanctions and subject to

such conditions as may be prescribed by any the

concerned authorities while granting such approvals,

permissions, sanctions which may be agreed to by the

Board of Directors of the Company [hereinafter

referred to as the Board , which term shall include a

 duly authorized committee of Directors for the time

being exercising the powers conferred by the Board of

 Directors], to permit Foreign Institutional

investors [the FII ] registered with the SEBI to

acquire and hold on their own account and on behalf

of each of their sub-accounts registered with SEBI,

equity shares up to an aggregate limit of 49% of the

paid up equity share Capital for the time being,

provided, however, that the equity shareholding of

each fit on his own account and on behalf of each of

the SEBI approved sub-accounts in the Company shall

not exceed 10% of the total paid up equity share

capital of the Company or such limits as are or as

may be prescribed, from time to time, under

applicable laws, rules and regulations; and to do all

 such acts, deeds, matters and things and execute all

 documents or writings as may be necessary, proper or

 expedient for the purpose of giving effect to this

resolution including intimating the concerned

authorities or such other regulatory body and for

matters connected therewith an incidental thereto

including delegating all or any of the powers

conferred herein to any Committee of Directors or any

PROPOSAL #3.: Approve, in partial modification of the        ISSUER            YES         AGAINST           AGAINST

 resolution passed earlier, in terms of Section

293(1)(d) and other applicable provisions, if any, of

 the Companies Act, 1956, as amended or restated, to

the Board of Directors of the Company to borrow from

time to time any sum or sums of monies together with

monies already borrowed by the Company [apart from

temporary loans obtained or to be obtained from the

Company's bankers in the ordinary course of business]

 that may exceed the aggregate of the paid-up capital

 of the Company and its free reserves, that is to

say, reserves not set apart for any specific purpose,

 provided that the total amount so borrowed by the

Board shall not at any time exceed the limit of INR

1,500 crores; authorize the Board to severally

delegate all or any of its powers herein conferred to

 any Committee of Directors or any Executive Director

 or Directors or any other Officer of the Company, in

 order to give effect to the above resolutions; and

approve and ratify, all actions taken by the Board in

 connection with any matter referred to or

contemplated in any of the foregoing resolutions in

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IRESS MARKET TECHNOLOGY LTD

  TICKER:                  N/A                 CUSIP:   Q49822101

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of Mr. John Cameron as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who retires in

PROPOSAL #2: Re-election of Mr. James  Tony  Killen          ISSUER            YES             FOR                  FOR

as a Director of the Company, who retires by rotation

 in accordance with Rule 10.3 of the Company's

PROPOSAL #3: Re-election of Mr. Peter Dunai as a                ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with Rule 10.3 of the Company's Constitution

PROPOSAL #4: Adopt the remuneration Report  which is         ISSUER            YES             FOR                  FOR

contained in the Directors' Report for the YE 31 DEC

2009

PROPOSAL #S.5: Approve, that Rule 10.8 of the                     ISSUER            YES             FOR                  FOR

Company's Constitution is modified to increase the

maximum remuneration provided by the Company to non-

executive Directors of the Company by AUD 200,000 per

 annum to a maximum of AUD 600,000 per annum, such

increase to be effective from the date of this AGM

PROPOSAL #6: Approve that the grant of up to 29,000          ISSUER            YES             FOR                  FOR

deferred shares and 125,000 performance rights to Mr.

 Andrew Walsh , Managing Director of the Company, in

accordance with the IRESS Market Technology Limited

Employee Share Plan and the IRESS Market Technology

Employee Performance Rights Plan respectively, as

specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IRIDE SPA, TORINO

  TICKER:                  N/A                 CUSIP:   T5538J107

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements at 31          ISSUER             NO              N/A                  N/A

DEC 2009, consolidated financial statements at 31 DEC

 2009, Board of Directors report, Board of Auditors

report and Audit Firm report, adjournment thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IRISH LIFE & PERMANENT GROUP HOLDINGS PLC

  TICKER:                  N/A                 CUSIP:   G4945K108

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts and reports                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Receive the Directors report on                       ISSUER            YES             FOR                  FOR

remuneration

PROPOSAL #3.a: Re-appoint Gillian Bowler as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.b: Re-appoint Breffni Byrne as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #3.c: Re-appoint Bernard Collins as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.d: Re-appoint Danuta Gray as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #3.e: Re-appoint Margaret Hayes as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.f: Re-appoint Roy Keenan as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #3.g: Re-appoint Ray Macsharry as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #3.h: Re-appoint David Mccarthy as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.i: Re-appoint Kevin Murphy as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3.j: Re-appoint Pat Ryan as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #4: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 remuneration of the Auditors

PROPOSAL #5: Approve to renew the authority of the            ISSUER            YES             FOR                  FOR

Directors to allot relevant securities

PROPOSAL #6: Authorize the Directors to disapply                ISSUER            YES             FOR                  FOR

statutory pre-emption rights

PROPOSAL #7: Approve to allow general meeting of the         ISSUER            YES             FOR                  FOR

Company to be called on not less than 14 clear day's

notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IRISH LIFE & PERMANENT PLC

  TICKER:                  N/A                 CUSIP:   G4945H105

  MEETING DATE:      12/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve the Scheme of Arrangement and         ISSUER            YES             FOR                  FOR

authorize the Directors to take all such actions as

they may consider necessary for carrying the Scheme

of Arrangement into effect

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IRISH LIFE & PERMANENT PLC

  TICKER:                  N/A                 CUSIP:   G4945H105

  MEETING DATE:      12/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve the Scheme of Arrangement                ISSUER            YES             FOR                  FOR

PROPOSAL #S.2: Approve to cancel the existing shares         ISSUER            YES             FOR                  FOR

PROPOSAL #S.3: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

securities and the application of reserves

PROPOSAL #S.4: Amend the Articles of Association to          ISSUER            YES             FOR                  FOR

include a provision connected with the Scheme of

Arrangement

PROPOSAL #S.5: Approve, subject to the Scheme of                ISSUER            YES             FOR                  FOR

Arrangement becoming effective, the existing shares

be delisted from the Irish and UK Official Lists

PROPOSAL #S.6: Approve, subject to the Scheme of                ISSUER            YES             FOR                  FOR

Arrangement becoming effective, the creation of

distributable reserves in new ILP

PROPOSAL #S.7: Approve the various matters described         ISSUER            YES             FOR                  FOR

in relation to the Employee Share Schemes

PROPOSAL #S.8: Approve the various matters described         ISSUER            YES             FOR                  FOR

in relation to the Replacement Employee Share Schemes

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ISEKI & CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J24349110

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Increase Auditors              ISSUER            YES             FOR                  FOR

Board Size to 5

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ISHIHARA SANGYO KAISHA,LTD.

  TICKER:                  N/A                 CUSIP:   J24607129

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ISOFT GROUP LTD

  TICKER:                  N/A                 CUSIP:   Q4979E100

  MEETING DATE:      10/6/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #2.: Re-elect Professor Claire Jackson as a         ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with the Company's Constitution

PROPOSAL #3.: Re-elect Mr. Peter Harry Wise as a                ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with the Company's Constitution

PROPOSAL #4.: Re-elect Mr. Robert Bernard Moran as a         ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with the Company's Constitution

PROPOSAL #5.: Re-elect Dr. James Charles Fox as a              ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with the Company's Constitution

PROPOSAL #6.: Approve, for the purpose of Rule 10.14         ISSUER            YES             FOR                  FOR

of the ASX Listing Rules and for all other purposes,

to the issue of up to 2,000,000 fully paid ordinary

shares under the iSOFT Employee Loan Plan and up to

3,000,000 performance rights under the iSOFT Employee

 Incentive Plan to Mr. Gary Michael Cohen in

accordance with the terms of those plans as specified

PROPOSAL #7.: Approve, for the purpose of Rule 10.14         ISSUER            YES             FOR                  FOR

of the ASX Listing Rules and for all other purposes,

to the issue of up to 500,000 fully paid ordinary

shares to Mr. Stephen John Garrington in accordance

with the terms of the iSOFT Employee Loan Plan and up

 to 250,000 performance rights in accordance with the

 terms of the Employee Incentive Plan in the

specified manner

PROPOSAL #8.: Approve and ratify, for the purpose of         ISSUER            YES             FOR                  FOR

Listing Rule 7.2 and for all other purposes the

allotment and issue of 14,939,027 ordinary shares in

the Company to persons who are not related parties of

 the Company, on the terms and conditions as specified

PROPOSAL #9.: Amend, for the purpose of Listing Rule         ISSUER            YES             FOR                  FOR

6.23.3 and for all other purposes, to the terms of

the existing 13,200,000 unquoted Employee Incentive

Options in the Company of persons who are not related

 parties of the Company on the terms and conditions

as specified, such that the exercise price of the

options may be reduced in accordance with the formula

 contained in Listing Rule 6.22.2

PROPOSAL #10.: Approve, for all purposes under the            ISSUER            YES         AGAINST           AGAINST

Corporations Act 2001 [Cth], including [as

applicable] for the purposes of Sections 200B and

200E of the Corporations Act, to the provision by

iSOFT of benefits in connection with Mr. Gary Cohen

ceasing to hold a Board or managerial office in iSOFT

 and its related bodies Corporate under the terms of

an Employment Agreement between iSOFT and Mr. Cohen

as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ISPAT INDUSTRIES LTD

  TICKER:                  N/A                 CUSIP:   Y4205T146

  MEETING DATE:      9/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the balance sheet as         ISSUER            YES             FOR                  FOR

at 31 MAR 2009 and profit and loss account of the

Company for the YE on that date and the reports of

the Directors and Auditors thereon

PROPOSAL #2.: Re-appoint Mr. Vinod Garg as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #3.: Re-appoint Dr. A. Besant C. Raj as a            ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. U. Mahesh Rao as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Appoint Messrs. S.R. Batliboi & Co.,            ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Auditors of the

Company, to hold office from the conclusion of this

meeting until the conclusion of the next AGM and

authorize Board of Directors of the Company to fix

their remuneration

PROPOSAL #S.6: Approve, pursuant to Section 314 (1)          ISSUER            YES             FOR                  FOR

and other applicable provisions, if any, of the

Companies Act, 1956, the appointment and holding of

office or place of profit in the Company by Ms.

Natasha Mittal, a relative of Mr. Pramod Mittal,

Chairman and Mr. Vinod Mittal, Vice Chairman &

Managing Director of the Company, as Senior

Executive-Business Development with effect from 01

NOV 2008, on a monthly remuneration not exceeding INR

 48,000, inclusive of all perquisites, allowances and

 benefits, as per the Company's rules; pursuant to

Section 314(1B) and other applicable provisions, if

any, of the Companies Act, 1956 and pursuant to the

provisions of Director's Relatives [Office or Place

of Profit] Rules 2003 or any amendment or

substitution thereof and subject to approval of the

Central Government, the holding of office or place of

 profit in the Company by Ms. Natasha Mittal, a

relative of Mr. Pramod Mittal, Chairman and Mr. Vinod

 Mittal, Vice Chairman & Managing Director of the

Company, as Vice President [or such other designation

 as may be approved, from time to time, by the Board

of Directors] with effect from 01 JUL 2009, or such

other date as may be stipulated by the Central

Government while granting approval in this regard, on

 a monthly remuneration of INR 2,62,850 comprising of

 basic salary of INR 1,00,000 and perquisites,

allowances and benefits, as per the Company's rules,

aggregating to INR 1,62,850 or such other amount of

perquisites, allowances and benefits, as may be

determined by the Board of Directors, from time to

time, as per the Company's rules; authorize the Board

 of Directors to grant, at its discretion,

increment(s) in the basic salary scale of INR

1,00,000 to INR 2,00,000 per month together with

perquisites, allowances and benefits, as per the

rules of the Company; and to agree to and accept any

changes in the terms of appointment of Ms. Natasha

Mittal, as may be stipulated by the Central

PROPOSAL #S.7: Approve, pursuant to Section 314 (1)          ISSUER            YES             FOR                  FOR

and other applicable provisions, if any, of the

Companies Act, 1956, the appointment and holding of

office or place of profit in the Company by Mr.

Atulya Mittal, a relative of Mr. Pramod Mittal,

Chairman and Mr. Vinod Mittal, Vice Chairman &

Managing Director of the Company, as Senior

Executive-Business Development with effect from 01

NOV 2008, on a monthly remuneration not exceeding INR

 48,000, inclusive of all perquisites, allowances and

 benefits, as per the Company's rules; pursuant to

Section 314(1B) and other applicable provisions, if

any, of the Companies Act, 1956 and pursuant to the

provisions of Director's Relatives [Office or Place

of Profit] Rules 2003 or any amendment or

substitution thereof and subject to approval of the

Central Government, the holding of office or place of

 profit in the Company by Mr. Atulya Mittal, a

relative of Mr. Pramod Mittal, Chairman and Mr. Vinod

 Mittal, Vice Chairman & Managing Director of the

Company, as Vice President [or such other designation

 as may be approved, from time to time, by the Board

of Directors] with effect from 01 JUL 2009, or such

other date as may be stipulated by the Central

Government while granting approval in this regard, on

 a monthly remuneration of INR 2,21,915 comprising of

 basic salary of INR 83,400 and perquisites,

allowances and benefits, as per the Company's rules,

aggregating to INR 1,38,515 or such other amount of

perquisites, allowances and benefits, as may be

determined by the Board of Directors, from time to

time, as per the Company's rules; authorize the Board

 of Directors to grant, at its discretion,

increment(s) in the basic salary scale of INR 80,000

to INR 2,00,000 per month together with perquisites,

allowances and benefits, as per the rules of the

Company; and to agree to and accept any changes in

the terms of appointment of Mr. Atulya Mittal, as may

PROPOSAL #S.8: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company [hereinafter called 'the Board' which

term shall be deemed to include any Committee which

the Board may have constituted or hereinafter

constitute to exercise its powers including the power

 conferred by this resolution], pursuant to Section

81(1A) and other applicable provisions, if any, of

the Companies Act, 1956 [including any statutory

amendment thereto or modification or re-enactment

thereof, for the time being in force] and in

accordance with the provisions of the Memorandum and

Articles of Association of the Company and the rules/

 regulations / guidelines, notifications, circulars

and clarifications issued from time to time by

Government of India (GOI), Reserve Bank of India

(RBI), Securities & Exchange Board of India (SEBI)

and all other concerned authorities, bodies and

institutions, if any, and to the extent necessary and

 subject to the Securities and Exchange Board of

India [Disclosure and Investor Protection]

Guidelines, 2000 [including any statutory amendment

thereto or modification or re-enactment thereof, for

the time being in force] and / or Listing Agreements

entered into by the Company with the Stock Exchanges

where the shares of the Company are listed and

subject to any approval, consent, permission and / or

 sanction of the appropriate authorities, statutory

or otherwise, as may be necessary [hereinafter

referred to as 'the requisite approvals'], and

subject to such condition(s) as may be prescribed by

any of them while granting the requisite approvals,

and which may be agreed to by the Board, to create,

offer, issue and allot, from time to time, in one or

more lots, equity shares at such price and in such

manner and during such period as the Board may

decide, which equity shares when issued singly or in

combination at par and/or premium shall not exceed

the aggregate value of INR 665,00,00,000, on

preferential basis, to the Company's lenders, that

is, Financial Institutions, Banks and Insurance

Companies, whether or not they are Members of the

Company, upon exercise of their right to convert, in

whole or in part, outstanding of term loan(s)

sanctioned to the Company pursuant to approval

accorded on 28 MAY 2009 by the Corporate Debt

Restructuring Empowered Group and in accordance with

the Guidelines for Preferential Issues contained in

Chapter XIII of the Securities and Exchange Board of

India [Disclosure and Investor Protection]

Guidelines, 2000 [hereinafter referred to as the

'Preferential Issue Guidelines'] and in such a manner

 and on such terms and conditions including the

number of equity shares to be issued and allotted on

conversion of term loan(s) etc., as may be determined

 by the Board in its absolute discretion, provided

that the price of the Equity Shares so issued shall

not be less than such amount as would be determined

under the Preferential Issue Guidelines; approve,

without prejudice to the generality of the above, the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ISPAT INDUSTRIES LTD

  TICKER:                  N/A                 CUSIP:   Y4205T146

  MEETING DATE:      5/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board on behalf of the          ISSUER            YES         AGAINST           AGAINST

Company, that pursuant to the provisions of Section

81(1A) and other applicable provisions, if any, of

the Companies Act, 1956 [including any amendment

thereto or re-enactment thereof], [the Act] and in

accordance - with the provisions of the Memorandum

and Articles of Association of the Company and the

listing agreement entered into with the Stock

Exchanges where the equity shares of the Company

[Equity Shares] are listed [the Stock Exchanges],

Securities and Exchange Board of India [Issue of

Capital and Disclosure Requirements] - RegulatIons,

2009 [ICDR Regulations], Foreign Exchange Management

Act, 1999 (FEMA), Foreign Exchange Management

[Transfer or Issue of Security by a Person Resident

outside India] Regulations, 2000 and Issue of Foreign

 Currency Convertible Bonds and Ordinary Shares

[through Depository Receipt Mechanism] Scheme, 1993

and the regulations/guidelines, if any, prescribed by

 the Securities and Exchange Board of India (SEBI),

Reserve Bank of India (RBI), the Stock Exchanges, the

 Government of India (GOl) and or any other relevant

authority from time to time, to the extent

applicable, and subject to such approvals, consents,

permissions and sanctions as might be required from

regulatory authorities and subject to such conditions

 as may be prescribed by any regulatory authority

while granting such approvals, consents, permissions

and sanctions, which the Board of Directors of the

Company [hereinafter referred to as the Board which

term shall be deemed to include any committee(s)

constituted/to be constituted by the Board to

exercise its powers including the powers conferred by

 this Resolution] is hereby authorized to accept, to

create, issue, offer and allot, in one or more

tranches, including providing for reservation on firm

 and/or competitive basis, of such part of issue and

for such categories of persons, as may be permitted,

in the course of one or more public or private

offerings in domestic and/or one or more

international market(s) with or without a green shoe

option, Equity Shares and/or convertible securities,

other than warrants, on Qualified Institutions

Placement basis under ICDR Regulations or otherwise

and/or Equity Shares through depository receipts,

including American Depository Receipts (ADRs) and

Global Depository Receipts (GDRs), and/or convertible

 bonds, induding Foreign Currency Convertible Bonds

(FCCBs), and/or other securities convertible into

Equity Shares at the option of the Company and/or the

 holder(s) of such securities, and/or securities

linked to Equity Shares, including non-convertible

debentures with warrants or other securities with or

without warrants, which may either be detachable or

linked, and which warrant has a right exercisable by

the warrant holder to subscribe for Equity Shares

and/or warrants with an option exercisable by the

warrant-holder to subscribe for Equity Shares and/or

any instruments or securities representing either

Equity Shares and/or convertible securities linked to

PROPOSAL #S.2: Authorize the Board, pursuant to                 ISSUER            YES             FOR                  FOR

Section 81(IA) and other applicable provisions, if

any, of the Companies Act, 1956 [including any

statutory amendment thereto or modification or re-

enactment thereof, for the time being in force] [the

Act] and in accordance with the provisions of the

Memorandum and Articles of Association of the Company

 and the rules/regulations/guidelines, notifications,

 circulars and clarifications issued from time to

time by Government of India (GOl), Reserve Bank of

India (RBI), Securities & Exchange Board of India

(SEBI) and subject to the Securities and Exchange

Board of India (Issue of Capital and Disclosure

Requirements) Regulations, 2009 (ICDR Regulations),

Foreign Exchange Management Act, 1999 (FEMA) and / or

 Listing Agreements entered into by the Company with

the Stock Exchanges where the shares of the Company

are listed and subject to any approval, consent,

permission and / or sanction of the appropriate

authorities, statutory or otherwise, as may be

necessary [hereinafter referred to as the requisite

approvals], and subject to such condition(s) as may

be prescribed by any of them while granting the

requisite approvals, and which may be agreed to by

the Board of Directors of the Company [hereinafter

referred to as the Board which term shall be deemed

to include any committee(s) constituted/ to be

constituted by the Board to exercise its powers

including the powers conferred by this Resolution],

and to create, offer, issue and allot, from time to

time, in one or more tranches, Equity Warrants

[hereinafter referred to as Warrants], on

preferential basis, to one or more of the eligible

promoters, whether or riot they are members of the

Company, entitling them to apply for equity shares,

not exceeding 5% of the post-issue voting rights, in

aggregate, in any financial year, for cash, in

accordance with the provisions contained in Chapter

VII of the ICDR Regulations [hereinafter referred to

as the Preferential Issue Regulations] and in such a

manner and on such terms and conditions as may be

determined by the Board in its absolute discretion,

provided that the price of the equity shares so

issued shall not be less than such amount as would be

 determined under the Preferential Issue Regulations;

 without prejudice to the generality of the above,

the Relevant Date, for determination of the price

under the Preferential issue Regulations for the

equity shares to be issued and allotted upon exercise

 of right(s) attached to the Warrants referred to

above, shall be 15 APR, 2010; and to offer, issue and

 allot the requisite number of equity shares to the

holders of Warrants, upon exercise of right(s)

attached to the Warrants to apply for the equity

shares; the equity shares to be issued and allotted

upon exercise of right(s) attached to the Warrants,

in terms of this resolution, shall rank pari-passu

interse and with the then existing Equity Shares of

the Company in all respects, including dividend,

which shall be subject to relevant provisions in that

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ITALMOBILIARE SPA, MILANO

  TICKER:                  N/A                 CUSIP:   T62283121

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Board of Directors and the          ISSUER             NO              N/A                  N/A

Auditors report on corporate year 2009; inspection of

 financial statement at 31 DEC 2009; any adjournment

thereof

PROPOSAL #2: Grant authority to share buyback and              ISSUER             NO              N/A                  N/A

disposal

PROPOSAL #3: Approve the assignment of task of                   ISSUER             NO              N/A                  N/A

Auditing for corporate years 2010-2018

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ITE GROUP PLC

  TICKER:                  N/A                 CUSIP:   G63336104

  MEETING DATE:      1/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors'                   ISSUER            YES             FOR                  FOR

report, accounts and the Auditors' report

PROPOSAL #2.: Re-elect Malcolm Wall as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-elect Iain Paterson as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Russell Taylor as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Authorize the Directors to agree the            ISSUER            YES             FOR                  FOR

Auditors' remuneration

PROPOSAL #8.: Approve the remuneration report                      ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Authorize the Directors to allot                   ISSUER            YES             FOR                  FOR

relevant securities

PROPOSAL #S.10: Approve to disapply pre-emption                 ISSUER            YES             FOR                  FOR

rights in certain circumstances

PROPOSAL #S.11: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases of its own shares

PROPOSAL #S.12: Amend the Articles of Association in         ISSUER            YES             FOR                  FOR

accordance with recent Companies Act 2006 and approve

 to make certain incidental changes

PROPOSAL #S.13: Approve to allow a general meeting            ISSUER            YES             FOR                  FOR

other than an AGM to be called on not less than 14

clear days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ITERATION ENERGY LTD

  TICKER:                  N/A                 CUSIP:   ADPV08746

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive the audited consolidated                ISSUER             NO              N/A                  N/A

financial statements of Iteration for the YE 31 DEC

2009, together with the Auditor's report on those

statements

PROPOSAL #S.1: Approve the holders of common shares          ISSUER            YES             FOR                  FOR

of Iteration, the holders of options to acquire

common shares of Iteration and Storm Ventures

International Inc., as contemplated by an arrangement

 agreement dated effective 03 MAY 2010, between

Iteration and SVI, as amended on 27 MAY 2010

PROPOSAL #2: Election of Donald F. Archibald, Pat              ISSUER            YES             FOR                  FOR

Breen, Dallas Droppo, James T. Grenon, Michael J.

Hibberd, Brian Illing, P. Geol, Gary Peddle, and

Robert Waters as the Directors

PROPOSAL #3: Appointment of Ernst & Young LLP,                   ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Auditors of Iteration

for the ensuing year, and authorizing the Directors

of Iteration to fix their remuneration

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ITOCHU ENEX CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J2501Y105

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Expand Business Lines        ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ITOHAM FOODS INC.

  TICKER:                  N/A                 CUSIP:   J25037128

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Reduce Term of Office        ISSUER            YES             FOR                  FOR

 of Directors to One Year

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ITURAN LOCATION AND CONTROL LTD

  TICKER:                  N/A                 CUSIP:   M6158M104

  MEETING DATE:      1/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and            ISSUER            YES             FOR                  FOR

Directors' report for 2008

PROPOSAL #2.: Re-appoint the Accountant Auditors and         ISSUER            YES             FOR                  FOR

authorize the Board to fix their fees

PROPOSAL #3.1: Re-appoint I. Sheratsky as an                       ISSUER            YES             FOR                  FOR

Officiating Director

PROPOSAL #3.2: Re-appoint G. Sheratsky as an                       ISSUER            YES             FOR                  FOR

Officiating Director

PROPOSAL #3.3: Re-appoint Z. Koren as an Officiating         ISSUER            YES             FOR                  FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IVANHOE MINES LIMITED

  TICKER:                  N/A                 CUSIP:   46579N103

  MEETING DATE:      10/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve an agreement dated 21 SEP 2009         ISSUER            YES             FOR                  FOR

amending the Private Placement Agreement dated 18 OCT

 2006 between the Company and Rio Tinto International

 Holdings Limited [Rio Tinto], as previously amended

16 NOV 2006 and 24 OCT 2007, [the Private Placement

Agreement] extending the expiry date of Rio Tinto's

right and obligation to complete the Second Tranche

Private Placement [as defined in the Private

Placement Agreement], as specified

PROPOSAL #2.: Transact such other business                           ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Any matters                                                         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IVANHOE MINES LTD

  TICKER:                  N/A                 CUSIP:   46579N103

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive the annual report of the                ISSUER             NO              N/A                  N/A

Directors to the shareholders

PROPOSAL #0: To receive the audited consolidated                ISSUER             NO              N/A                  N/A

financial statements of the Corporation for the YE 31

 DEC 2009, and the Auditors' report thereon

PROPOSAL #1.1: Election of Robert M. Friedland as a          ISSUER            YES         AGAINST           AGAINST

Director for the ensuing year

PROPOSAL #1.2: Election of Peter Meredith as a                   ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.3: Election of John Macken as a Director         ISSUER            YES             FOR                  FOR

for the ensuing year

PROPOSAL #1.4: Election of David Huberman as a                   ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.5: Election of Howard Balloch as a                   ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.6: Election of Markus Faber as a Director        ISSUER            YES             FOR                  FOR

 for the ensuing year

PROPOSAL #1.7: Election of R. Edward Flood as a                 ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.8: Election of Robert Hanson as a                     ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.9: Election of Andrew Harding as a                   ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.10: Election of David Korbin as a                     ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.11: Election of Livia Mahler as a                     ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.12: Election of Kjeld Thygesen as a                 ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2.: Appointment of Deloitte & Touche, LLP,         ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Auditors of the

Corporation for the ensuing year and authorize the

Board of Directors to fix the remuneration of the

Auditors

PROPOSAL #S.3: Approve the amendment of the                        ISSUER            YES             FOR                  FOR

corporations Articles to set the number of Directors

of the Corporation as not less than 3, nor more than

PROPOSAL #S.4: Election of  Tracy Stevenson  as an            ISSUER            YES             FOR                  FOR

additional Director, contingent upon the approval of

the Special Resolution to amend the Articles of

Corporation

PROPOSAL #S.5: Amend the Articles of the Corporation         ISSUER            YES             FOR                  FOR

to fix the number of Directors at 14, contingent upon

 the approval of the Special Resolution to amend the

Articles of Corporation

PROPOSAL #6.: Approve to amend and restate the                   ISSUER            YES             FOR                  FOR

Employees' and Directors' Equity Incentive Plan (the

Incentive Plan) to: make certain amendments to the

amending provisions of the existing Incentive Plan;

and make certain other technical amendments to the

Incentive Plan

PROPOSAL #7.: Approve and ratify the Shareholder                ISSUER            YES             FOR                  FOR

Rights Plan adopted by the Corporation on 05 APR 2010

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IVG IMMOBILIEN AG, BONN

  TICKER:                  N/A                 CUSIP:   D36953103

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 financial

year with the report of the Supervisory Board, the

group financial statements, the group annual report,

and the reports pursuant to Sections 289(4), 289(5),

315(2)5, and 315(4) of the German Commercial Code

PROPOSAL #2.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #3.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #4.a: Election of Detlef Bierbaum to the              ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #4.b: Election of Wolfgang Herr to the                 ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #4.c: Election of Klaus R. Mueller to the            ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #4.d: Election of Bernd Thiemann to the                ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Resolution on the approval of the                 ISSUER            YES             FOR                  FOR

remuneration system for the Board of Managing

PROPOSAL #6.: Resolution on the revocation of the              ISSUER            YES             FOR                  FOR

existing authorized capital II, the creation of a new

 authorized capital II, and the corresponding

amendment to the articles of association The existing

 authorized capital II of up to EUR 10,000,000 shall

be revoked. The Board of Managing Directors shall be

authorized, with the consent of the Supervisory

Board, to increase the share capital by up to EUR

12,600,000 through the issue of new bearer no-par

shares, on or before May 19, 2015 (authorized capital

 II). Shareholders subscription rights may be

excluded for a capital increase of up to 10 pct. of

the share capital if the shares are issued at a price

 not materially below their market price, and for

PROPOSAL #7.: Authorization to issue convertible                ISSUER            YES             FOR                  FOR

and/or war-rant bonds, the creation of contingent

capital, and the corresponding amendment to the

articles of association The Board of Managing

Directors shall be authorized, with the consent of

the Supervisory Board, to issue bearer bonds of up to

 EUR 2,000,000,000 conferring con-version and/or

option rights for shares of the company, on or before

 May 19, 2015 (authorization II). However, the total

amount of bonds issued on the basis of this

authorization and the authorization given by the

shareholders' meeting of May 24, 2007, (authorization

 I) shall not exceed EUR 2,000,000,000. Shareholders

shall be granted subscription rights except for the

issue of bonds conferring conversion and/or option

rights for shares of the company of up to 10 pct. of

the share capital at a price not materially be-low

their theoretical market value, for residual amounts,

 and for the granting of such rights to holders of

conversion or option rights. The company's share

capital shall be increased accordingly by up to EUR

30,000,000 through the issue of up to 30,000,000 new

no-par shares, in sofar as conversion and/or option

rights are exercised (contingent capital 2010)

PROPOSAL #8.: Authorization to acquire own shares The        ISSUER            YES             FOR                  FOR

 company shall be authorized to acquire own shares of

 up to 10 pct. of its share capital, at a price not

differing more than 10 pct. from the market price of

the shares, on or before May 19, 2015. The Board of

Managing Directors shall be authorized to dispose of

the shares in a manner other than the stock exchange

or an offer to all shareholders if the shares are

sold at a price not materially below their market

price, to use the shares in connection with mergers

and acquisitions, and to retire the shares

PROPOSAL #9.: Amendment to Section 2 of the articles         ISSUER            YES             FOR                  FOR

of association in respect of the object of the

company being adjusted to reflect the company's

broader scope of business activities

PROPOSAL #10.: Amendment to Section 16 of the                     ISSUER            YES             FOR                  FOR

articles of association in respect of the

remuneration for the Supervisory Board being adjusted

 as follows: Each member of the Supervisory Board

shall receive a fixed annual remuneration of EUR

20,000 plus a performance related remuneration of up

to EUR 20,000. The chairman of the Supervisory Board

shall receive twice, and the deputy chairman one and

a half times, these amounts. In addition, the members

 of the Audit Committee shall receive a fixed annual

remuneration of EUR 4,000 and the members of any

other committee (except for the Nomination Committee)

 EUR 2,500. Furthermore, an attendance of EUR 1,000

shall be paid to the members of the Supervisory board

 and of the Audit Committee per Board meeting and

PROPOSAL #11.: Amendments to the articles of                       ISSUER            YES             FOR                  FOR

association in accordance with the Law on the

Implementation of the Shareholder Rights Directive

(ARUG) a) Section 18(3), in respect of the

shareholders' meeting being convened at least 30 days

 prior to the meeting, the day of the convocation and

 the day of the shareholders' meeting not being

included in the calculation of the 30 day period b)

Section 21(3), in respect of proxy-voting

instructions being issued in written form or another

manner determined by the company c) Section 21(4), in

 respect of the Board of Managing Directors being

authorized to permit shareholders to absentee vote at

 a shareholders' meeting d) Section 18(4), in respect

 of the Board of Managing Directors or the chairman

of the shareholders' meeting being authorized to

permit the audiovisual trans-mission of the

PROPOSAL #12.: Appointment of PricewaterhouseCoopers         ISSUER            YES             FOR                  FOR

AG, Dusseldorf as the Auditors for the 2010 financial

 year and The shareholder BLACKSMITH Fund Limited has

 put forth the following additional items for

resolution pursuant to Sections 122(2) and 124(1) of

the German Stock Corporation Act

PROPOSAL #13.: Please note that is a share holder              ISSUER            YES             FOR               AGAINST

proposal: Appointment of a special auditor pursuant

to section 142(1) of the German Stock Corporation Act

 for the examination of the acts of the Supervisory

Board members Matthias von Krockow and Detlef

Bierbaum in the acquisition of the majority share of

Oppenheim Immobilien-Kapitalanlage-gesellschaft mbH

PROPOSAL #14.: Please note that is a share holder              ISSUER            YES         AGAINST               FOR

proposal: Appointment of a special representative

pursuant to sections 147(1) and (2) of the German

Stock Corporation Act for the assertion of claims for

 damages against members of the Board of Managing

Directors and the Supervisory Board in connection

with the Airrail-Center project The Board of Managing

 Directors recommends rejecting these proposals

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IVRCL INFRASTRUCTURES & PROJECTS LTD

  TICKER:                  N/A                 CUSIP:   Y42154123

  MEETING DATE:      9/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the profit and loss          ISSUER            YES             FOR                  FOR

account for the YE 31 MAR 2009, the balance sheet as

at that date and the reports of the Board of

Directors and the Auditors attached thereto

PROPOSAL #2.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Mr. E. Ella Reddy as a                 ISSUER            YES             FOR                  FOR
Director, who retires by rotation under the Article

121 of the Articles of Association of the Company

PROPOSAL #4.: Re-appoint Mr. E. Sunil Reddy as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation under the Article

121 of the Articles of Association of the Company

PROPOSAL #5.: Re-appoint Mr. T.R.C. Bose as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation under the Article

121 of the Articles of Association of the Company

PROPOSAL #6.: Re-appoint Messrs Deloitte Haskins and         ISSUER            YES             FOR                  FOR

Sells and Messrs Chaturvedi and Partners, Chartered

Accountants as the Joint Statutory Auditors of the

Company, to hold office from the conclusion of this

AGM until the conclusion of the next AGM at such

remuneration as may be determined by the Board of

Directors of the Company

PROPOSAL #7.: Appoint Dr. Lingireddy Srinivasa Reddy         ISSUER            YES             FOR                  FOR

as a Director of the Company, who is liable to retire

 by rotation

PROPOSAL #S.8: Re-appoint, pursuant to the provisions        ISSUER            YES             FOR                  FOR

 of Sections 198, 269, 309, 311, 314, 316 and 317

read with Schedule XIII and other applicable

provisions if any, of the Companies Act 1956, and

subject to statutory approvals if any, Mr. E. Sudhir

Reddy as the Chairman and Managing Director of the

Company for a period of 5 years with effect from 01

OCT 2009, notwithstanding that he is Jt. Managing

Director of another Public Limited Company, on the

terms and conditions as specified; approve, in the

event of absence or inadequacy of profits in any FY

during Mr. E. Sudhir Reddy's term of office as

Chairman and Managing Director, the minimum

remuneration will be restricted to a maximum of INR

48,00,000 per annum or INR 4,00,000 per month plus

the perquisites as specified

PROPOSAL #9.: Approve, pursuant to the provisions of         ISSUER            YES             FOR                  FOR

Sections 198, 269, 309, 310 and 311 read with

Schedule XIII and other applicable provisions if any,

 of the Companies Act 1956, and subject to approval

of shareholders of the Company, to pay Mr. R.

Balarami Reddy the same remuneration from 01 APR 2009

 as was paid from 01 APR 2008 to 31 MAR 2009 as

stated below till such time as he continues to be a

Director liable to retire by rotation as may be

decided by the Board, with liberty to the Board to

increase the remuneration, if any, from time to time,

 subject to the same not exceeding the limits

specified in Schedule XIII of the Companies Act, 1956

 as specified; and in the event of absence or

inadequacy of profits in any FY during Mr. R.

Balarami Reddy's term of office as Executive

Director-Finance and Group CFO, the above

remuneration and perquisites be paid as minimum

remuneration, subject to the overall limits specified

PROPOSAL #10.: Approve, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Sections 198, 269, 309, 310, and 311 read with

Schedule XIII and other applicable provisions if any,

 of the Companies Act 1956, and subject to approval

of shareholders of the Company, to pay Mr. K. Ashok

Reddy the same remuneration from 01 APR 2009 as was

paid from 01 APR 2008 to 31 MAR 2009 as stated below,

 till such time as he continues to be a Director

liable to retire by rotation as may be decided by the

 Board, with liberty to the Board to increase the

remuneration, if any, from time to time, subject to

the same not exceeding the limits specified in

Schedule XIII of the Companies Act, 1956 as

specified; and in the event of absence or inadequacy

of profits in any FY during Mr. K. Ashok Reddy's term

 of office as Executive Director, the above

remuneration and perquisites be paid as minimum

remuneration, subject to the overall limits specified

 in Schedule XIII of the Companies Act, 1956

PROPOSAL #S.11: Approve, pursuant to provisions of            ISSUER            YES         AGAINST           AGAINST

Section 81(1A) and other applicable provisions if any

 of the Companies Act, 1956, the Articles of

Association of the Company, the Listing Agreement

entered into with the Stock Exchanges, the guidelines

 and clarifications issued by the Securities and

Exchange Board of India [SEBI], [Employees Stock

Option Scheme and Employees Stock Purchase Scheme]

guidelines, 1999 and directions issued by any other

regulatory authorities and subject to all such other

approvals, permissions, consents and sanctions, as

may be required and in partial modification of the

IVRCL-ESOP 2007 scheme approved by the shareholders

in the 20th AGM held on 07 SEP 2007, the specified

modifications be approved in the resolution for (a)

grant of options to the employees of the Company

under ESOP-2007 and (b) grant of options to the

employees of subsidiaries of IVRCL Infrastructures

and Projects Limited under ESOP-2007

PROPOSAL #S.12: Approve, pursuant to Section 163 of          ISSUER            YES             FOR                  FOR

the Companies Act, 1956, to keep the registers and

indices of Members and Debenture Holders, if any, and

 copies of all annual returns at the office of the

Company's Registrars and Share Transfer Agents Messrs

 Karvy Computershare Pvt. Ltd, 'Karvy House', 46,

Avenue 4, Street No.1, Banjara Hills, Hyderabad-

500034, and that the same shall be open for

inspection by the persons entitled to it as specified

 in Section 163 of the Companies Act, 1956

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IVRCL INFRASTRUCTURES & PROJECTS LTD

  TICKER:                  N/A                 CUSIP:   Y42154123

  MEETING DATE:      3/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, pursuant to the provision of          ISSUER            YES             FOR                  FOR

Section 94 of the Companies Act, 1956 and other

applicable provisions, to increase the authorized

share capital of the Company from INR 40.00 crores

comprising of 17,50,00,000 equity shares of INR 2

each aggregating to INR 35.00 crores and 2,50,00,000

preference shares of INR 2 each aggregating to INR

5.00 crores to INR 60.00 crores comprising of

27,50,00,000 equity shares of INR 2 each aggregating

to INR 55.00 crores by creation of 10,00,00,000

equity shares of INR 2 each aggregating to INR 20

crores ranking pari passu with the existing equity

shares of the Company, and authorize the Board of

Directors of the Company to do all such Acts, deeds

and things as may be necessary in the best interest

of the Company for giving effect to the aforesaid

PROPOSAL #2.: Amend, pursuant to the provisions of            ISSUER            YES             FOR                  FOR

Section 16 of the Companies Act,1956 and other

applicable provisions, if any, the existing Clause V

of the Memorandum of Association of the Company be

substituted with the specified Clause; and authorize

the Board of Directors of the Company to do all such

acts, deeds and things as may be necessary in the

best interest of the Company for giving effect to the

 aforesaid resolution

PROPOSAL #S.3: Amend, pursuant to the provision of            ISSUER            YES             FOR                  FOR

Section 31 1  of the Companies Act, 1956 and other

applicable provisions, if any, the existing Article 3

 a  of the Article of Association of the Company be

substituted with the specified Article; and authorize

 the Board of Directors of the Company to do all such

 acts, deeds and things as may be necessary in the

best interest of the Company for giving effect to the

 aforesaid resolution

PROPOSAL #4.: Authorize the Board of Directors of the        ISSUER            YES             FOR                  FOR

 Company (hereinafter referred to as the Board),

which term shall be deemed to include any Committee

which the Board may constitute to exercise its

powers, including powers conferred by this

resolution, pursuant to provisions of Section 78 and

other applicable provisions, if any of the Companies

Act, 1956, Article 167 of the Articles of Association

 of the Company and in accordance with the guidelines

 issued by Securities and Exchange Board of India and

 other approvals , to capitalize such amount out of

the Securities Premium Account or General Reserve

Account or such other accounts as are permissible to

be utilized for the purpose, as per the audited

accounts of the Company for the FYE 31 MAR 2009 for

issue of fully paid bonus shares of the face value of

 INR 2 each to the holders of the existing equity

shares CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IWAI SECURITIES CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J26148106

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Transfer of Operations to a                ISSUER            YES             FOR                  FOR

Newly Created Subsidiary and Create a Holding Company

 Structure

PROPOSAL #2: Amend Articles to: Allow Use of                       ISSUER            YES             FOR                  FOR

Electronic Systems for Public Notifications, Change

Official Company Name to IwaiCosmo Holdings, Inc.,

Expand Business Lines, Adopt Reduction of Liability

System for Outside Directors, Adopt Reduction of

Liability System for Outside Auditors

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #5.1: Appoint a Supplementary Auditor                    ISSUER            YES             FOR                  FOR

PROPOSAL #5.2: Appoint a Supplementary Auditor                    ISSUER            YES             FOR                  FOR

PROPOSAL #6: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IWATANI  CORPORATION

  TICKER:                  N/A                 CUSIP:   J25424128

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint Accounting Auditors                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IZUMIYA CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J25768128

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  J.&P.-AVAX SA

  TICKER:                  N/A                 CUSIP:   X0262H117

  MEETING DATE:      2/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the issue of syndicated bond              ISSUER             NO              N/A                  N/A

worth up to EUR 291 million for refinancing

outstanding bonds and financing part of the Company's

 equity contribution to concession companies, and

grant authority to agree upon and sign all relevant

contracts and documents

PROPOSAL #2: Other announcements                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  J.M. AB, SOLNA

  TICKER:                  N/A                 CUSIP:   W4939T109

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Call to order and election of Lars                ISSUER             NO              N/A                  N/A

Lundquist as a Chairperson

PROPOSAL #2.: Preparation and approval of voting list        ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Election of two people to check the              ISSUER             NO              N/A                  N/A

minutes

PROPOSAL #4.: Determination of whether the meeting            ISSUER             NO              N/A                  N/A

has been duly convened

PROPOSAL #5.: Approval of the agenda                                     ISSUER             NO              N/A                  N/A

PROPOSAL #6.: The Chairman of the Board's report on          ISSUER             NO              N/A                  N/A

the work of the Board since the 2009 AGM; the

President's report on the business during 2009 as

well as the result for the first quarter of 2010,

presentation of the annual report and the Auditors'

report, as well as the consolidated accounts and the

Auditors' report on the consolidated accounts

PROPOSAL #7.: Approve the Income Statement and                   ISSUER            YES             FOR                  FOR

Balance Sheet and the Consolidated Income Statement

and the Consolidated Balance Sheet

PROPOSAL #8.: Approve the allocation of the Company's        ISSUER            YES             FOR                  FOR

 profit

PROPOSAL #9.: Approve the resolution on record day            ISSUER            YES             FOR                  FOR

for issuing dividend; that a dividend of SEK 2.50 per

 share be paid to shareholders; the proposed record

date for the dividend is Monday, 03 MAY 2010; if the

AGM resolves to adopt the recommendation the dividend

 will be sent by Euroclear Sweden AB on Thursday, 06

MAY 2010

PROPOSAL #10.: Grant discharge to the Board and the          ISSUER            YES             FOR                  FOR

Chief Executive Officer from liability

PROPOSAL #11.: Approve the number of Board Members at        ISSUER            YES             FOR                  FOR

 7

PROPOSAL #12.: Approve the remuneration to the Board         ISSUER            YES             FOR                  FOR

of Directors; fees for work on the Board of Directors

 in 2010 shall remain unchanged; the Chairman shall

be paid SEK 590,000 and Directors who are not

employed by the Company will be paid SEK 260,000 as

PROPOSAL #13.: Approve the fee payable to the                     ISSUER            YES             FOR                  FOR

Auditors; the Auditors' fees shall be as per invoices

 issued by the auditing Company and approved by JM AB

PROPOSAL #14.: Proposals for Directors with                        ISSUER             NO              N/A                  N/A

information on the proposed candidates' duties in

other Companies

PROPOSAL #15.: Re-elect Lars Lundquist as a Chairman         ISSUER            YES             FOR                  FOR

of the Board and re-elect Messrs. Elisabet Annell,

Anders Narvinger, Johan Skoglund, Asa Soderstrom

Jerring and Torbjorn Torell as the Directors and

election of Kia Orback Pettersson as a Director

PROPOSAL #16.: Adopt the revised instructions to the         ISSUER            YES             FOR                  FOR

Nomination Committee as specified

PROPOSAL #17.: Approve the guidelines for salary and         ISSUER            YES             FOR                  FOR

other remuneration to Senior Executives as specified

PROPOSAL #18.: Approve the JM Convertibles 2010/2014         ISSUER            YES             FOR                  FOR

and JM Warrants 2010/2014 as specified

PROPOSAL #19.: Amend Section 8 Point 2 of the                     ISSUER            YES             FOR                  FOR

Articles of Association to adapt the Articles of

Association to new rules in the Companies Act that

are expected to come into force prior to the 2011 AGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JACCS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J26609107

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAGUAR MNG INC

  TICKER:                  N/A                 CUSIP:   47009M103

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Elect Andrew C. Burns, Gilmour Clausen,         ISSUER            YES             FOR                  FOR

William E. Dow, Gary E. German,

PROPOSAL #2: Reappointment of KPMG LLP as Auditors of        ISSUER            YES             FOR                  FOR

 the Corporation for the ensuring year and authorize

the Directors to fix their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAIN IRRIGATION SYSTEMS LTD

  TICKER:                  N/A                 CUSIP:   Y42531122

  MEETING DATE:      9/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited accounts         ISSUER            YES             FOR                  FOR

for the YE 31 MAR 2009 [including balance sheet as at

 31 MAR 2009 and consolidated balance sheet as at 31

MAR 2009, cash flow statement and profit & loss

account and consolidated profit & loss account for

the YE on even date] together with schedules, notes

thereon and the reports of Board of Directors and the

 Auditors thereon

PROPOSAL #2.: Declare a dividend on: [a] Redeemable          ISSUER            YES             FOR                  FOR

Preference Shares, [b] equity shares of INR 10 each,

as specified

PROPOSAL #3.: Re-appoint Shri. Ramesh C. A. Jain as a        ISSUER            YES             FOR                  FOR

 Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mrs. Radhika C. Pereira as a        ISSUER            YES             FOR                  FOR

 Director, who retires by rotation

PROPOSAL #5.: Appoint, pursuant to the provisions of         ISSUER            YES             FOR                  FOR

Section 224 and other applicable provisions, if any,

of the Companies Act, 1956, M/s. Dalal & Shah,

Chartered Accountants, Mumbai, as the Statutory

Auditors of the Company up to the conclusion of the

23rd AGM on remuneration of INR 50 Lacs [Audit fees

INR 40 Lacs, Tax Audit fees INR 4 Lacs and Limited

Review fees INR 6 Lac], and reimbursement of out of

pocket expenses as may be incurred during the course

of the audit

PROPOSAL #6.: Authorize the Board of Directors of the        ISSUER            YES             FOR                  FOR

 Company, in terms of Section 293[1][a] and, any

other applicable provisions of the Companies Act,

1956 and, subject to requisite approvals, consents

and clearance from the Company's Bankers, Financial

Institutions, Trustees to the Debenture holders

and/or other Institutions/bodies, if and wherever

necessary, to mortgage/charge/hypothecate or

otherwise create an encumbrance on such terms and

conditions and in such form and manner, as it may

think fit, on the whole or substantially the whole of

 the Company's undertaking[s], including present

and/or future properties, whether immovable or

movable, against loans obtained, together with

interest thereon, at the respective rates agreed,

additional/further/compound interest in the event of

default, commitment charges, premium [if any] on

redemption, all other costs, charges and expenses and

 all other monies payable by the Comp any to

Financial Institutions/Banks/others in terms of

letter of sanction and/or Loan agreement[s] or any

other deeds or documents as are entered into by the

Company or any modification in respect of the Loan,

and for the purpose of giving effect to this

resolution, to finalize the manner and method and all

 necessary agreements, deeds and documents and

subsequent modifications thereto, for creating the

aforesaid mortgage and/or charge etc, and to do all

such acts, deeds, matters and things as may be

necessary desirable or expedient for the purpose of

PROPOSAL #S.7: Amend, pursuant to the provisions of          ISSUER            YES             FOR                  FOR

Section 31 and other applicable provisions of the

Companies Act, 1956 and with immediate effect, the

Articles of Association of the Company by addition of

 Article 6A after Article 6 of the Articles of

Association, addition of Article 88(A) after 88 of

the Articles of Association, addition of Proviso at

the end of the Article 150 of the Articles of

Association, as specified; and authorize the Board of

 Directors of the Company to take all such action, do

 deeds and things as may be necessary to give effect

to the above decision

PROPOSAL #S.8: Approve, pursuant to provisions of              ISSUER            YES             FOR                  FOR

Sections 198, 269, 309, 310, 311, 314, read with

Schedule XIII and all other applicable provisions, if

 any, of the Companies Act, 1956 [including any

statutory modification or reenactment thereof, for

the time being in force], the appointment of Mr. Atul

 B. Jain as a Whole Time Director of the Company

designated as Director Marketing of the Company

[hereinafter referred to as DM] for a period of 13

months from 01 SEP 2009 to 30 SEP 2010, on the terms

and conditions including perquisites, where the

remuneration including perquisites are subject to the

 approval of the Central Government, as may be

applicable from time to time, as specified, with

liberty to the Board of Directors to alter, and vary

the terms and conditions of the said appointment, so

as not to exceed the limits specified in Schedule

XIII to the Companies Act, 1956, or the applicable

provisions of the Companies Act 1956 for the time

being in force or any amendments thereof, or any

amendments and/or modification that may hereafter be

made thereto by the Central Government or as may be

agreed between the Board of Directors and the DM, the

 terms and conditions of the appointment are as

specified; where in any FY during the tenure of said

Director Marketing, the Company has no profits or its

 profits are inadequate, the Company shall pay him

the specified remuneration, as the minimum

remuneration, as is permissible, but not exceeding

the limits specified under Section II of Part II to

Schedule XIII of the Companies Act, 1956 as

applicable for the period for which profits are

inadequate; and the Company do enter into an

employment contract/service agreement with Mr. Atul

B. Jain as a Director Marketing as per draft of the

Service Agreement as specified; and authorize any

Director or the Company Secretary of the Company to

take such steps as may be necessary and desirable to

give effect to this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAIPRAKASH HYDRO-POWER LTD

  TICKER:                  N/A                 CUSIP:   Y4253C102

  MEETING DATE:      10/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, with or without modification,         ISSUER            YES             FOR                  FOR

the proposed Scheme of Amalgamation of the Transferor

 Company with the Transferee Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAIPRAKASH POWER VENTURES LTD

  TICKER:                  N/A                 CUSIP:   Y4253C102

  MEETING DATE:      3/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board on behalf of the          ISSUER            YES         AGAINST           AGAINST

Company, in accordance with and subject to the

provisions of Section 81, and all other applicable

provisions, if any, of the Companies Act, 1956 and/or

 Foreign Exchange Management Act, 1999 [including any

 statutory modification(s) or re-enactment thereof],

and the applicable Rules, Regulations, Notifications

and Circulars, if any, of the Securities and Exchange

 Board of India [SEBI], Reserve Bank of India [RBI]

and other concerned and relevant authorities, and

other applicable laws, if any, and relevant

provisions of the Memorandum and Articles of

Association of the Company and subject to such

approval(s), consent(s), permission(s) and/or

sanction(s) of the Government of India, RBI, SEBI and

 any other appropriate authority[ies], institution(s)

 or body[ies], as may be necessary and subject to

such conditions as may be prescribed by any of them

in granting any such approval, consent, permission or

 sanction, which the Board of Directors [hereafter

referred to as the Board, term shall be deemed to

include any duly constituted Committee thereof], to

issue, offer and allot in one or more tranches in the

 domestic or international markets, by way of Public

Offer and/or on a private placement basis and/or by

way of a Qualified Institutions Placement [QIP] in

terms of the Chapter VIII [Issue of Capital and

Disclosure Requirements] Regulations, 2009, equity

shares with voting rights or with differential rights

 as to voting, dividend or otherwise in the Company,

in accordance with such rules and subject to such

conditions as are stipulated therein and/or equity

shares in the form of Global Depository Receipts

[GDRs] and/or American Depository Receipts [ADRs],

and/or Foreign Currency Convertible Bonds [FCCBs], or

 any other security convertible into equity shares in

 the Company with voting rights or with differential

rights as to voting, dividend or otherwise in

accordance with such rules and subject to such

conditions as may be prescribed or any other

instrument [hereinafter referred to as the

Securities], to be subscribed to, in foreign

currency[ies] by international and/or Indian banks,

Institutions, Institutional Investors, mutual funds,

companies, other corporate bodies, resident/non-

resident Indians, foreign nationals and other

eligible Investors, as may be decided by the Board,

[hereinafter referred to as 'Investors], whether or

not such Investors are members of the Company or not,

 at such price as may be determined by the Board, up

to an aggregate of INR 2500 Crores in Indian Rupees

or equivalent in any foreign currency [inclusive of

such premium as may be determined] and such issue and

 allotment be made at such time or times, in such

tranche or tranches, in such currency or currencies,

in such manner and on such terms and conditions

[including in relation to security on convertible

debt instruments] as may be decided and deemed

appropriate by the Board in its sole discretion at

the time of issue l allotment; that in case of

Qualified Institutions Placement[s] pursuant to Ch

PROPOSAL #S.2: Amend, in terms of the provisions of          ISSUER            YES             FOR                  FOR

Section 17 and other applicable provisions of the

Companies Act, 1956, the Object Clause by adding new

Clauses 4 and 5 after the existing Clause 3 of the

Main Objects of Memorandum of Association of the

Company as specified; authorize the Board of

Directors of the Company to take up all or any of the

 aforesaid businesses

PROPOSAL #3.: Appoint, in accordance with the                     ISSUER            YES             FOR                  FOR

provisions of Sections 269 read with Schedule XIII

and other applicable provisions. if any, of the

Companies Act, 1956, or any statutory amendment or

re-enactment thereof, and subject to such other

approvals, as may be necessary, Shri. Sunil Kumar

Sharma, as Vice Chairman & Chief Executive Officer of

 the Company, with substantial powers of management,

for a period of 5 years commencing from 12th January

2010 without any remuneration, for the time being;

authorize the Board of Directors of the Company to

alter or vary the terms of appointment of Shri. Sunil

 Kumar Sharma, including relating to remuneration, as

 it may, at its discretion, deem fit, from time to

time, provided however that the remuneration when

fixed, shall not exceed the limits specified in

Schedule XIII to the Companies Act 1956, or any

statutory amendment or re-enactment thereof

PROPOSAL #4.: Approve, in accordance with the                     ISSUER            YES             FOR                  FOR

provisions of Sections 269, 198 & 309 read with

Schedule XIII and other applicable provisions, if

any, of the Companies Act, 1956, or any Statutory

amendment or re-enactment thereof, and subject to

such other approvals, as may be necessary, the

appointment/designation of Shri. Suren Jain as

Managing Director & Chief Financial Officer of the

Company for a period of 5 years commencing from 12

JAN 2010 on such remuneration, as specified;

authorize the Board of Directors of the Company to

alter or vary the terms of appointment of Shri. Suren

 Jain, including relating to remuneration, as it may,

 at its discretion, deem fit, from time to time,

provided however that the remuneration after the

alteration/variation shall not exceed the limits

specified in Schedule XIII to the Companies Act 1956,

 or any statutory amendment or re-enactment thereof;

that pursuant to all applicable provisions of the

Companies Act, 1956, the remuneration, as specified,

be paid as minimum remuneration to Shri. Suren Jain,

in the event of absence or inadequacy of profits in

any FY during the tenure of his appointment

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAPAN AIRPORT TERMINAL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J2620N105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Expand Business Lines        ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAPAN AVIATION ELECTRONICS INDUSTRY,LIMITED

  TICKER:                  N/A                 CUSIP:   J26273102

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Retiring Directors and Corporate

PROPOSAL #4: Approve Payment of Accrued Benefits                ISSUER            YES         AGAINST           AGAINST

associated with Abolition of Retirement Benefit

System for Current Corporate Officers, and Amend the

Compensation to be received by Directors and

Corporate Auditors

PROPOSAL #5: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAPAN DIGITAL LABORATORY CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J26294108

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAPAN PULP AND PAPER COMPANY LIMITED

  TICKER:                  N/A                 CUSIP:   J27449107

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Adopt an Executive            ISSUER            YES             FOR                  FOR

Officer System

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

PROPOSAL #5: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAPAN RADIO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J27491109

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Allow Board to                   ISSUER            YES             FOR                  FOR

Authorize Use of Appropriation of Retained Earnings

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAPAN SECURITIES FINANCE CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J27617109

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                   ISSUER            YES             FOR                  FOR

Revisions

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAPAN VILENE COMPANY,LTD.

  TICKER:                  N/A                 CUSIP:   J27911106

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JARDINE LLOYD THOMPSON GROUP PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G55440104

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

accounts of the group and the reports of the

Directors and Auditors for the year ended 31 DEC 2009

PROPOSAL #2: Approve the final dividend of 12.5P net         ISSUER            YES             FOR                  FOR

per ordinary share

PROPOSAL #3: Re-elect  Lord Leach as a director who          ISSUER            YES             FOR                  FOR

retires in accordance with Company's Articles of

Association

PROPOSAL #4: Re-elect  Mr. R J Harvey as a director          ISSUER            YES             FOR                  FOR

who retires in accordance with Company's Articles of

Association

PROPOSAL #5: Re-elect  Mr.'S L Keswick as a director         ISSUER            YES             FOR                  FOR

who retires in accordance with Company's Articles of

Association

PROPOSAL #6: Re-elect  Mr. W J N Nabarro  as a                   ISSUER            YES             FOR                  FOR

director who retires in accordance with Company's

Articles of Association

PROPOSAL #7: Re-elect  Mr. J W Rush as a director who        ISSUER            YES             FOR                  FOR

 retires in accordance with Company's Articles of

Association

PROPOSAL #8: Approve the remuneration report for the         ISSUER            YES             FOR                  FOR

YE 31 Dec 2009

PROPOSAL #9: Re-appoint PricewaterhouseCoopers LLP,          ISSUER            YES             FOR                  FOR

Chartered Accountants and Registered Auditors, as the

 Auditors of the Company until the next general

meeting at which accounts are laid before the

shareholders and authorize the Directors to determine

 the remuneration of the Auditors

PROPOSAL #S.10.: Authorize the Company, subject to            ISSUER            YES             FOR                  FOR

the passing of Resolution 11, for the purpose of

Section 701 of the Act to make market purchases of

ordinary shares of 5p each in the capital of the

Company provided that: the maximum number of ordinary

 shares hereby authorized to be purchased is

21,543,569 representative approximately 10% of the

issued share capital of the Company as at 19 MAR

2010; the minimum price which may be paid for an

ordinary share is 5p exclusive of all expenses; the

maximum price which may be paid for an ordinary share

 is an account exclusive of all expenses, equal to

105% of the average of the middle market quotations

of the ordinary shares as derived from the daily

official list of the London Stock Exchange CONTD..

PROPOSAL #11: Approve that the waiver of the panel on        ISSUER            YES         AGAINST           AGAINST

 takeovers and mergers of the obligation which might

otherwise fall on Jardine Matheson Holdings Limited

or any of its subsidiaries, collectively or

individually, to make a general offer pursuant to

Rule 9 of the city code on takeovers and mergers as a

 result of any increase in their aggregate percentage

 shareholding from approximately 30.24% to a maximum

of 33.60% following the purchase by the Company of up

 to a maximum of 21,543,549 ordinary shares in the

Company in the market, pursuant to the authority

granted by resolution 10

PROPOSAL #12: Authorize the Directors, in accordance         ISSUER            YES             FOR                  FOR

with in accordance with section 551 of the Act to

exercise all the powers of the Company to allot

shares or grant rights to subscribe for or to convert

 any security into shares up to an aggregate nominal

amount of GBP 3,554,688.95; such authority shall

expire on the date of the AGM in 2011 or on 01 JUL

2011, whichever is the earlier and shall be in

substitution for all previous authorities pursuant to

 section 80 of the companies Act 1985; by such

authority shall the Directors may make offers or

agreements which would or might require shares to be

allotted or rights to subscribe for or to convert any

 security into shares after the expiry of such

period; and for the purposes of this resolution words

 and expressions defined in or for the purposes of

the said section shall bear the same meanings herein

PROPOSAL #S.13: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

equity securities wholly for cash in connection with

a rights issue and other wise than in connection with

 a rights issue up to an aggregate nominal amount of

GBP 541,447; as if Section 561(1) of the Act did not

apply to an such allotment;  Authority expires the

earlier of the AGM in 2011 or on 01 JUL 2011 ; by

such power the Directors may make offers or

agreements which would or might require securities to

 be allotted after the expiry of such period; the

power in paragraph 13.1 above, insofar as it relates

to the allotment of equity securities rather than the

 sale of treasury shares, is granted pursuant to the

resolution conferring authority under Section 551 of

the Act passed on the date hereof

PROPOSAL #S.14: Approve to call the general meeting          ISSUER            YES             FOR                  FOR

other than an AGM on not less than 14 clear days'

notice

PROPOSAL #S.15: Adopt with effect form the end of the        ISSUER            YES             FOR                  FOR

 AGM of the Articles of Association produced to the

meeting and initialed by the Chairman of the meeting

for the purpose of identification as the new Articles

 of Association of the Company in substitution for

and to the exclusion of the existing Articles of

Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JAYA HOLDINGS LTD, SINGAPORE

  TICKER:                  N/A                 CUSIP:   Y4419P187

  MEETING DATE:      10/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report        ISSUER            YES             FOR                  FOR

 and the audited Accounts of the Company for the FYE

30 JUN 2009 together with the Auditors' report thereon

PROPOSAL #2.: Re-elect Mr. Lim Jiew Keng as a                     ISSUER            YES             FOR                  FOR

Director of the Company retiring pursuant to Article

92 of the Articles of Association of the Company

PROPOSAL #3.: Re-elect Mr. Chan Fook Kong as a                   ISSUER            YES             FOR                  FOR

Director of the Company retiring pursuant to Article

92 of the Articles of Association of the Company

PROPOSAL #4.: Approve the payment of Directors' fees         ISSUER            YES             FOR                  FOR

of SGD 134,800 for the FYE 30 JUN 2009

PROPOSAL #5.: Re-appoint Messrs. Ernst & Young LLP as        ISSUER            YES             FOR                  FOR

 the Auditors of the Company and authorize the

Directors of the Company to fix their remuneration

PROPOSAL #6.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 pursuant to Section 161 of the Companies Act,

Chapter 50 and Rule 806 of the Listing Manual of the

Singapore Exchange Securities Trading Limited, to:

[a] issue shares in the Company ['shares'] whether by

 way of rights, bonus or otherwise; and or make or

grant offers, agreements or options [collectively,

'Instruments'] that might or would require shares to

be issued, including but not limited to the creation

and issue of [as well as adjustments to] options,

warrants, debentures or other instruments convertible

 into shares, at any time and upon such terms and

conditions and for such purposes and to such persons

as the Directors of the Company may in their absolute

 discretion deem fit; and [b] [notwithstanding the

authority conferred by this resolution may have

ceased to be in force] issue shares in pursuance of

any Instruments made or granted by the Directors of

the Company while this resolution was in force,

provided that: 1] the aggregate number of shares

[including shares to be issued in pursuance of the

Instruments, made or granted pursuant to this

resolution] to be issued pursuant to this resolution

shall not exceed 50% of the total number of issued

shares in the capital of the Company [as calculated

in accordance with this resolution], of which the

aggregate number of shares to be issued other than on

 a pro rata basis to shareholders of the Company

shall not exceed 20% of the total number of issued

shares in the capital of the Company [as calculated

in accordance with this resolution]; 2] [subject to

such calculation as may be prescribed by the

Singapore Exchange Securities Trading Limited] for

the purpose of determining the aggregate number of

shares that may be issued under this resolution, the

total number of issued shares shall be based on the

total number of issued shares in the capital of the

Company at the time of the passing of this

resolution, after adjusting for: a] new shares

arising from the conversion or exercise of any

convertible securities; b] new shares arising from

exercising share options or vesting of share awards

which are outstanding or subsisting at the time of

the passing of this resolution; and c] any subsequent

 bonus issue, consolidation or subdivision of shares;

 3] the 50% limit mentioned in this resolution may be

 increased to 100% for the Company to undertake pro-

rata renounceable rights issues; 4] in exercising the

 authority conferred by this resolution, the Company

shall comply with the provisions of the Listing

Manual of the Singapore Exchange Securities Trading

Limited for the time being in force [unless such

compliance has been waived by the Singapore Exchange

Securities Trading Limited] and the Articles of

Association of the Company; [Authority expires at the

 earlier of the conclusion of the next AGM of the

Company or the date by which the next AGM of the

PROPOSAL #7.: Grant authority to issue shares other          ISSUER            YES             FOR                  FOR

than on a pro-rata basis pursuant to the aforesaid

share issue mandate at discounts not exceeding 20% of

 the weighted average price for trades done on the

SGX-ST; authorize the Directors of the Company,

subject to and pursuant to the aforesaid share issue

mandate being obtained, to issue shares other than on

 a pro-rata basis at a discount not exceeding 20% to

the weighted average price for trades done on the

SGX-ST for the full market day on which the placement

 or subscription agreement in relation to such shares

 is executed [or if not available for a full market

day, the weighted average price must be based on the

trades done on the preceding market day up to the

time the placement or subscription agreement is

executed], provided that: a] in exercising the

authority conferred by this resolution, the Company

complies with the provisions of the Listing Manual of

 the SGX-ST for the time being in force [unless such

compliance has been waived by the SGX-ST]; and

[Authority expires at the earlier of the conclusion

of the next AGM of the Company or the date by which

the next AGM of the Company is required by law to be

PROPOSAL #8.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 pursuant to Section 161 of the Companies Act,

Chapter 50, to offer and grant options under the Jaya

 Employees' Share Option Scheme ['the Scheme'] and to

 issue from time to time such number of shares in the

 capital of the Company as may be required to be

issued pursuant to the exercise of options granted by

 the Company under the Scheme, whether granted during

 the subsistence of this authority or otherwise,

provided always that the aggregate number of

additional ordinary shares to be issued pursuant to

the Scheme shall not exceed 10% of the total number

of issued shares in the capital of the Company from

time to time; [Authority expires at the earlier of

the conclusion of the next AGM of the Company or the

date by which the next AGM of the Company is required

 by law to be held]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JB HI-FI LIMITED

  TICKER:                  N/A                 CUSIP:   Q5029L101

  MEETING DATE:      10/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report of the              ISSUER             NO              N/A                  N/A

Company for the FYE 30 JUN 2009 together with the

Directors' report and the Auditor's reports for the

FYE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report for YE 30        ISSUER            YES             FOR                  FOR

 JUN 2009

PROPOSAL #3.A: Re-elect Mr. Patrick Elliott as a                ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with the Company's Constitution

PROPOSAL #3.B: Re-elect Mr. Gary Levin as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires by rotation in accordance

 with the Company's Constitution

PROPOSAL #4.A: Approve, pursuant to ASX Listing Rule         ISSUER            YES             FOR                  FOR

10.14 and for all other purposes, to grant 174,656

Options over Shares in the Company to Mr. Richard

Uechtritz, exercisable at AUD 14.92 each, on the

specified terms and conditions

PROPOSAL #4.B: Approve, pursuant to ASX Listing Rule         ISSUER            YES             FOR                  FOR

10.14 and for all other purposes, to grant 92,311

Options over Shares in the Company to Mr. Terry

Smart, exercisable at AUD 14.92 each, on the

specified terms and conditions

PROPOSAL #5.: Approve, pursuant to Article 9.9 of the        ISSUER            YES             FOR                  FOR

 Company's Constitution and ASX Listing Rule 10.17,

that the total amount or value which may be provided

in each year by the Company to its Directors for

their services be increased from AUD 600,000 to AUD

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JD WEATHERSPOON PLC

  TICKER:                  N/A                 CUSIP:   G5085Y147

  MEETING DATE:      11/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual reports            ISSUER            YES             FOR                  FOR

and accounts for the FYE 26 JUL 2009

PROPOSAL #2.: Receive and approve the Directors'                ISSUER            YES             FOR                  FOR

remuneration report for the YE 26 JUL 2009

PROPOSAL #3.: Re-elect John Hutson as a Director                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Re-elect Elizabeth McMeikan as a                   ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #5.: Re-elect John Herring as a Director               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6.: Elect Sir Richard Beckett as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors of the Company and authorize the

Directors to fix their remuneration

PROPOSAL #S.8: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

shares pursuant to Section 551

PROPOSAL #S.9: Adopt the new Articles of Association         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #S.10: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

equity securities on a non pre-emptive basis

PROPOSAL #S.11: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares under certain conditions

PROPOSAL #S.12: Authorize the Company to call general        ISSUER            YES             FOR                  FOR

 meetings [other than AGM] on not less than 14 clear

days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JEAN COUTU GROUP PJC INC

  TICKER:                  N/A                 CUSIP:   47215Q104

  MEETING DATE:      7/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect the Directors, as specified                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.: Appoint Deloitte & Touche LLP as the            ISSUER            YES             FOR                  FOR

Auditors of the Corporation for the ensuing year and

authorize the Directors to fix their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JENN FENG NEW ENERGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y4439L109

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: The 2009 business report                                ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The Supervisor's review report on 2009        ISSUER             NO              N/A                  N/A

 financial statements

PROPOSAL #1.3: The execution of Treasury Stock                   ISSUER             NO              N/A                  N/A

Repurchase Program

PROPOSAL #1.4: Report the amount of endorsements and         ISSUER             NO              N/A                  N/A

guarantees

PROPOSAL #1.5: The non implementation of private                ISSUER             NO              N/A                  N/A

placement in 2009

PROPOSAL #2.1: Ratify the 2009 business, the                       ISSUER            YES             FOR                  FOR

financial statements and audited reports

PROPOSAL #2.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit of 2009

PROPOSAL #2.3: Approve the capital injection by                 ISSUER            YES             FOR                  FOR

issuing new shares from book running

PROPOSAL #2.4: Approve the issuance of new shares via        ISSUER            YES             FOR                  FOR

 private placement

PROPOSAL #2.5: Amend Articles of Incorporation                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

loan to other parties, endorsements and guarantees

PROPOSAL #3.1: Election of Jong Minfu as a Director          ISSUER            YES             FOR                  FOR

[ID/Shareholder No [H101350972]]

PROPOSAL #3.2: Election of Chung Kengchang as a                 ISSUER            YES             FOR                  FOR

Director [ID/Shareholder No [H120523931]]

PROPOSAL #3.3: Election of Kuan-Min Yang as a                     ISSUER            YES             FOR                  FOR

Director [ID/Shareholder No [R100608681]]

PROPOSAL #3.4: Election of Lu Chao Tu as a Director          ISSUER            YES             FOR                  FOR

[ID/Shareholder No [H102233229]]

PROPOSAL #3.5: Election of Hsien-Chiu-Chin as a                 ISSUER            YES             FOR                  FOR

Director [ID/Shareholder No [H220478933]]

PROPOSAL #3.6: Election of Liu Yung Hao as an                     ISSUER            YES             FOR                  FOR

Independent Director [ID/Shareholder No [F121427785]]

PROPOSAL #3.7: Election of Ou-Yang, Mang as an                   ISSUER            YES             FOR                  FOR

Independent Director [ID/Shareholder No [R121568619]]

PROPOSAL #3.8: Election of Chen, Hui-Yueh as a                   ISSUER            YES             FOR                  FOR

Supervisor [ID/Shareholder No [H220454175]]

PROPOSAL #3.9: Election of Lin Ling-yu as a                        ISSUER            YES             FOR                  FOR

Supervisor [ID/Shareholder No [E221169314]]

PROPOSAL #3.10: Election of Chang, Hui-Ling as a                ISSUER            YES             FOR                  FOR

Supervisor [ID/Shareholder No [H220604988]]

PROPOSAL #4: Approve to release the prohibition on            ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #5: Other issues and extraordinary motions           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JENOPTIK AG, JENA

  TICKER:                  N/A                 CUSIP:   D3721X105

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the reports

 pursuant to Sections 289(4), 289(5) and 315(4) of

the German Commercial Code

PROPOSAL #2.: Ratify the acts of the Board of                     ISSUER            YES             FOR                  FOR

Managing Directors

PROPOSAL #3.: Ratify the acts of the Supervisory Board      ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: KPMG AG, Berlin

PROPOSAL #5.: Authorization to acquire own shares the        ISSUER            YES             FOR                  FOR

 Board of Managing Directors shall be authorized to

acquire shares of the Company of up to 10% of its

share capital, at prices not deviating more than 10%

from the market price of the shares, on or before 31

MAY 2015 the Board of Managing Directors shall be

authorized to use the shares for all legally

permissible purposes, especially to retire the

shares, to use shares for satisfying conversion or

option rights, for remuneration purposes, or in

connection with acquisitions, to offer the shares to

third parties at a price not materially be low their

market price, and to offer the shares to employees of

 the Company and its affiliates

PROPOSAL #6.: Resolution on the revocation of the              ISSUER            YES             FOR                  FOR

existing authorized capital 2009, the creation of a

new authorized capital 2010, and the corresponding

amendment to the Articles of Association the existing

 authorized capital 2009 shall be revoked in respect

of its unused portion, the Board of Managing

Directors shall be authorized, with the consent of

the Supervisory Board, to increase the share capital

by up to EUR 35,000,000 through the issue of new

bearer no-par shares against contributions in cash

and/or kind, on or before 30 MAY 2015, shareholders

subscription rights may be excluded for residual

amounts, for a capita I increase against payment in

kind, for a capital increase against cash payment of

up to 10% of the share capital if the shares are

issued at a price not materially below the market

price of identical shares, and for the issue of

PROPOSAL #7.: Amendment to Section 2(1) of the                   ISSUER            YES             FOR                  FOR

Articles of Association in respect of the object of

the Company being adjusted

PROPOSAL #8.: Amendment to Section 10 of the Articles        ISSUER            YES         AGAINST           AGAINST

 of Association in respect of the transactions

requiring the approval of the Supervisory being

defined by the By-laws of the Board of Managing

Directors

PROPOSAL #9.: Further amendments to the Articles of          ISSUER            YES             FOR                  FOR

Association a) Sections 4(6) and 4(7) deletion b)

Section 7(1), in respect of the Board of Managing

Directors being obliged to issue by-laws which govern

 the internal collaboration between the Board

Members; c) Section 9(2) deletion Section 26(1), in

respect of the Board of Managing Directors being also

 obliged to provide the Supervisory Board with a

proposal on the appropriation of the distributable

profit and in respect of the auditors being obliged

to participate in Supervisory Board or committee

meetings dealing with the verification of the

financial statements; d) Section 16(1)3, in respect

of the Chairman of the Supervisory Board being also

authorized to convene a Board meeting verbally or by

the use of electronic means of communication in

urgent cases; e) Section 19(7) deletion; f) Section

21(1)2, in respect of shareholders being entitled to

participate in and vote at the shareholders, meeting

if they register with the Company by the sixth day

prior to the meeting and provide evidence of their

shareholding; g) Section 22(2), in respect of the

Company being authorized to reject one or more

proxies if a shareholder appoints more than one proxy

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JEOL LTD.

  TICKER:                  N/A                 CUSIP:   J23317100

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

PROPOSAL #5: Approve Extension of Anti-Takeover                 ISSUER            YES         AGAINST           AGAINST

Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JEONBUK BANK LTD, JEONJU

  TICKER:                  N/A                 CUSIP:   Y4435S108

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 49th balance sheet, income          ISSUER            YES             FOR                  FOR

statement and the proposed disposition of retained

earning

PROPOSAL #2: Approve the partial amendment to                     ISSUER            YES         AGAINST           AGAINST

Articles of Incorporation

PROPOSAL #3: Election of Han Kim (External), Changmo         ISSUER            YES             FOR                  FOR

Jeong, Gyeonghun Lee, Jeongsik Song,

PROPOSAL #4: Election of Changmo Jeong and Sohyun Lee        ISSUER            YES             FOR                  FOR

 as the Members of the Audit

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Executive Directors and the Executive Audit

Committee Members

PROPOSAL #6: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Outside Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JESS-LINK PRODUCTS CO LTD

  TICKER:                  N/A                 CUSIP:   Y4439Y101

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: The 2009 business operations and the          ISSUER             NO              N/A                  N/A

2010 business plans

PROPOSAL #1.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #1.3: The status of Joint-Venture in                     ISSUER             NO              N/A                  N/A

Mainland China

PROPOSAL #1.4: The status of Merger with Azblink                ISSUER             NO              N/A                  N/A

Technology Company

PROPOSAL #1.5: The revision of the Rules of Board              ISSUER             NO              N/A                  N/A

Meeting

PROPOSAL #2.1: Receive the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #2.2: Ratify 2009 earnings distribution               ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.3 per share

PROPOSAL #2.3: Approve to raise capital by issuing            ISSUER            YES             FOR                  FOR

new shares from earnings and capital reserve

proposed stock dividend: 40 shares/1000 shares

proposed bonus: 60 shares/1000 shares

PROPOSAL #2.4: Amend the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Approve the capital injection by                 ISSUER            YES             FOR                  FOR

issuing new shares via private placement

PROPOSAL #2.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

loan to other parties

PROPOSAL #2.7: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsements and guarantees

PROPOSAL #3: Election of the Directors and Supervisors      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve to release the prohibition on            ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #5: Other issues and extraordinary motions           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JFE SHOJI HOLDINGS, INC.

  TICKER:                  N/A                 CUSIP:   J2870F109

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Eliminate Articles            ISSUER            YES             FOR                  FOR

Related to Class A Shares

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JIANGSU FUTURE LAND CO LTD

  TICKER:                  N/A                 CUSIP:   Y44448101

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the 2009 work report of the                ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #2: Receive the 2009 work report of the                ISSUER            YES             FOR                  FOR

Supervisory Committee

PROPOSAL #3: Receive the 2009 financial resolution            ISSUER            YES             FOR                  FOR

report

PROPOSAL #4: Approve the 2009 profit distribution              ISSUER            YES             FOR                  FOR

plan: 1) cash dividend/10 shares (tax included): CNY

0.8000 2) bonus issue from profit (share/10 shares):

none 3) bonus issue from capital reserve (share/10

shares): none

PROPOSAL #5: Re-election of the Directors                             ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-election of the supervisors                         ISSUER            YES             FOR                  FOR

PROPOSAL #7: Amend the Company's Articles of                       ISSUER            YES             FOR                  FOR

Association

PROPOSAL #8: Approve the guarantee for controlled              ISSUER            YES             FOR                  FOR

subsidiary

PROPOSAL #9: Approve the confirmation letter of                 ISSUER            YES             FOR                  FOR

business arrangement

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JIH SUN FINANCIAL HOLDING CO LTD

  TICKER:                  N/A                 CUSIP:   Y4446J105

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2009 business operations        ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: To report the 2009 audited reports               ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: To report the revision for the rules          ISSUER             NO              N/A                  N/A

of the Board Meeting for Company and subsidiary, and

the cancel for the rules Supervisors meeting

PROPOSAL #A.4: To report the establishment of the              ISSUER             NO              N/A                  N/A

code of conduct

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit of year 2009

PROPOSAL #B.3: Approve the proposal of capital                   ISSUER            YES             FOR                  FOR

reduction to offset deficit

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve to cancel the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.6: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

the Directors from participation in competitive

business

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JINDAL SAW LTD

  TICKER:                  N/A                 CUSIP:   Y7531T128

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, pursuant to Sections 16,94 and        ISSUER            YES             FOR                  FOR

 other applicable provisions, if any, of the

Companies Act, 1956 and subject to such approvals as

may be required, each equity share of the face value

of INR 10 in the capital of the Company be sub-

divided into 5 of INR 2 each and amend the Memorandum

 of Association of the Company by substituting the

present Clause V with the following new Clause V: the

 authorized share capital of the Company is INR

2,00,00,00,000 divided into 50,00,00,000 equity

shares of INR 2 each and 1,00,00,000 redeemable

PROPOSAL #S.2: Amend, pursuant to Section 31 and                ISSUER            YES             FOR                  FOR

other applicable provisions, if any of the Companies

Act, 1956 and subject to such approvals as may be

required, the Articles of Association of the Company

by substituting the present Article 4 with the

following new Article 4: the share capital of the

Company is INR 200,00,00,000 divided into

50,00,00,000 of INR 2 and 1,00,00,000 redeemable

preference shares of INR 100 each with power to

subdivide, consolidate, increase or decrease and with

 power from time to time to issue any share of the

original capital or any new capital subject to any

preferential, qualified or special rights, privileges

 or conditions as may be thought fit and upon the

sub-division of a share to apportion the right to

participate in profit in any manner as between the

shares so resulting from sub-division; the rights

attached to the preference share shall be such as may

 be determined by the Company at the time of issue

PROPOSAL #3.: Re-appoint, in accordance with the                ISSUER            YES             FOR                  FOR

provisions of Section 198,269 and 309 read with

Schedule XIII and all other applicable provisions of

the Companies Act, 1956 and subject to the approvals

of the Members of the Company and such approvals as

may be necessary, Shri H.S. Chaudhary as a Whole-time

 Director for a period of 2 years with effect from 01

 NOV 09 to perform such duties as may be entrusted by

 the Board or by Managing Director from time on the

following terms and conditions including remuneration

 with liberty to the Board of Directors to alter and

vary the terms and conditions of the said arrangement

 and/or remuneration subject to the same not

exceeding the limits specified in Schedule XIII to

the Companies Act, 1956 as may be agreed between the

Board of Directors and Shri H.S. Chaudhary as

specified and Shri H.S. Chaudhary so long functions

as Whole-time Director shall not be liable to retire

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JJB SPORTS PLC, LANCASHIRE

  TICKER:                  N/A                 CUSIP:   G51394107

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve and grant authority the terms         ISSUER            YES         AGAINST           AGAINST

of the capital raising as per Resolution 1 set out in

 the notice of meeting

PROPOSAL #2.: Authorize the Directors to allot shares        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #S.3: Approve to disapply statutory pre-               ISSUER            YES         AGAINST           AGAINST

emption rights

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JKX OIL & GAS PLC

  TICKER:                  N/A                 CUSIP:   G5140Z105

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts of the Company, the        ISSUER            YES             FOR                  FOR

 Directors' report and the Auditors report thereon

for the YE 31 DEC 2009

PROPOSAL #2: Approve the Directors remuneration                 ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3: Re-elect Rt. Hon Lord Fraser of                       ISSUER            YES             FOR                  FOR

Carmyllie QC as a Director of the Company, as

PROPOSAL #4: Re-elect Viscount Asquith as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires by rotation, as specified

PROPOSAL #5: Re-elect Dr Paul Davies as a Director of        ISSUER            YES             FOR                  FOR

 the Company, who retires by rotation, as specified

PROPOSAL #6: Re-elect Bruce Burrows as a Director of         ISSUER            YES             FOR                  FOR

the Company, who retires by rotation, as specified

PROPOSAL #7: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 the Auditors of the Company unlit the conclusion of

the next general meeting of the Company at which

accounts of the Company are laid before the Members

and authorize the Directors to determine their

remuneration

PROPOSAL #8: Declare a dividend recommended by the            ISSUER            YES             FOR                  FOR

Directors of the Company

PROPOSAL #9: Authorize Directors, in substitution for        ISSUER            YES             FOR                  FOR

 all existing authorities  but without prejudice to

the exercise of any such authority prior to the date

hereof  and subject to passing resolution ten below:

to allot relevant securities  as specified  up to an

aggregate nominal amount of GBP 5,733,765; provided

that this authority shall expire  unless previously

renewed, varied or revoked by the Company in general

meeting  5 years from the date of this resolution

save that the Company may before such expiry make an

offer or agreement which would or might require

relevant securities in pursuance of such an offer or

agreement as if the authority conferred hereby had

not expired, and further, authorize the Directors

generally and unconditionally to allot equity

securities  Section 560 of the Companies act 2006

the 'Act' ; in connection with a rights issue or

other offering in favor of ordinary shareholders

where the equity securities respectively a

PROPOSAL #CONTD: CONTD. to the interests of all                 ISSUER             NO              N/A                  N/A

ordinary shareholders are proportionate  as nearly as

 may be  to the respective numbers of ordinary shares

 held by them up to an aggregate nominal amount of

GBP 5,733,765 provided that this authority shall

expire  unless previously renewed, varied or revoked

by the Company in general meeting  5 years from the

date of this resolution save that the Company may

before such expiry make an offer or agreement which

would or might require relevant securities to be

allotted after such expiry and the Directors may

allot relevant securities in pursuance of such an

offer or agreement as if the authority conferred

hereby had not expired for the purposes of this

resolution, relevant Securities means: (a) shares in

the Company other than shares allotted pursuant to:

an employee share scheme Section 1166 of the 2006 Act

 : (ii) a right to subscribe for shares in the

Company where the grant of the right itself CONTD.

PROPOSAL #CONTD: CONTD. constituted a relevant                   ISSUER             NO              N/A                  N/A

security; or  iii) a right to convert securities into

 shares in the Company where the grant of the right

itself constituted a relevant security; and than

rights to subscribe for or convert any security into

shares allotted pursuant to an employee share scheme

Section 1166 of the 2006 Act  references to the

allotment of relevant securities in the resolution

include the grant of such rights

PROPOSAL #10: Approve, (a) the rules of the JKX Oil &        ISSUER            YES             FOR                  FOR

 Gas plc 2010 Performance Share Plan in the form

produced at this AGM and as specified (b) authorize

the Directors of the Company to do all acts and

things which they may consider necessary or expedient

 for the purposes of implementing and giving effect

to the PSP; to add such number of appendices to the

PSP for the benefit of employees of the Company and

or its subsidies who are located outside the United

Kingdom with such modifications as may be necessary

or desirable in order to take account of local tax,

exchange control or securities laws as they consider

appropriate subject, to the conditions that; any

ordinary shares made available under such other

scheme shall be treated as counting against any

individual or overall limits contained in the PSP;

PROPOSAL #CONTD: CONTD. and the benefits conferred by        ISSUER             NO              N/A                  N/A

 and limitations contained in such other schemes

shall ensure so for as the Directors consider

practicable that the participants obtains

substantially no greater benefit  before tax  than

employees may obtain form participating in the PSP

PROPOSAL #11: Approve, the rules of the JKX Oil & Gas        ISSUER            YES             FOR                  FOR

 plc 2010 Discretionary Share Option Scheme (DSOS),

in the form produced at the AGM and as specified; (b)

 authorize the Directors of the Company to do all

acts and things which they may consider necessary or

expedient for the purposes of implementing and giving

 effect to the DSOS, including making any changes to

the rules of the DSOS necessary or desirable in order

 to obtain or maintain approval by HM Revenue and

Customs (' HMRC) of Part A of the DSOS; and to add

such number of appendices to the DSOS for the benefit

 of employees of the Company and/or its ordinary

shares under this authority which will or may be

completed or executed wholly or-partly after the

expiration of such authority and may make a purchase

of ordinary shares in pursuance of such contract

PROPOSAL #S.12: Authorize the Company, in                            ISSUER            YES             FOR                  FOR

substitution for any existing authority pursuant to

Section 701 of the Act, to make purchases  Section

693 of the Act  pursuant to and in accordance with

Section 701 of the Act of fully paid ordinary shares

in the capital of the Company upon and subject to the

 following conditions but otherwise unconditionally:

the maximum number of ordinary shares hereby

authorized to be purchased is 17,201,315; the maximum

 price which may be paid for each such ordinary share

 shall be an amount equal to 105% above the average

of the middle market quotations for an ordinary share

 as derived from the London Stock Exchange Daily

Official List for the 5 business days immediately

preceding the day on which such ordinary share is

contracted to be purchased  exclusive of expenses

and the minimum price which may be paid for such

ordinary share shall be the nominal value of such

ordinary share at the time of such purchase

PROPOSAL #CONTD: CONTD. and  Authority expires at the        ISSUER             NO              N/A                  N/A

 earlier of the date 15 months after the passing of

this resolution and at the conclusion of the next AGM

 of the Company  after the date on which this

resolution is passed, provided that the Company may

before such expiry date enter into a contract to

purchase

PROPOSAL #S.13: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the passing of resolution nine above and in

substitution for any existing power under Section 570

 of the Act (but without prejudice to the exercise of

 any such authority prior to the date hereof),

pursuant to Section 570 of the Act to allot equity

securities Section 560 of the Act  for cash pursuant

to the authority conferred by Resolution 9 above as

if Section 561(1) of the Act did not apply to any

such allotment provided that this power shall be

limited to the allotment of equity securities: (i) in

 connection with a rights issue or other offering in

favour of ordinary shareholders where the equity

securities respectively attributable to the interests

 of all ordinary shareholders are proportionate as

nearly as may be  to the respective numbers of

ordinary shares held by them, subject to such

PROPOSAL #CONTD: CONTD. other arrangements as the              ISSUER             NO              N/A                  N/A

directors may consider necessary or expedient to deal

 with fractional entitlements, statutory restrictions

 or legal or practical problems under or resulting

from the application of the laws of any territory or

the requirements of any recognized regulatory body or

 stock exchange in any territory; and up to an

aggregate nominal value of GBP 860,065; and

Authority shall expires at the 15 months from the

date of this resolution save that the Company  may

before such expiry make an offer or agreement which

would or might require equity securities to be

allotted after such expiry and the directors may

allot equity securities in pursuance of such an offer

 or agreement as if the power CONTD.

PROPOSAL #CONTD: CONTD. conferred hereby had not                ISSUER             NO              N/A                  N/A

expired this power applies in relation to a sale of

shares which is an allotment of equity securities by

virtue of Section 560 (2) of the Act as if in the 1st

 Paragraph of this resolution the words pursuant to

the authority conferred by resolution nine above were

 omitted

PROPOSAL #S.14: Approve the general meeting other              ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 clear

days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JOHNSTON PRESS PLC, EDINBURGH

  TICKER:                  N/A                 CUSIP:   G51688102

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts for the 53 week              ISSUER            YES             FOR                  FOR

period ended 02 JAN 2010 and the reports of the

Directors and Auditors thereon

PROPOSAL #2: Receive the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the 53 week period ended 02 JAN 2010

PROPOSAL #3: Re-elect Mr. I. S. M. Russell as a                 ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #4: Re-elect Mr. S. R. Paterson as a                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #5: Elect Mr. M. A. Pain as a Director of            ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #6: Elect Ms. C. A. Rhodes as a Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #7: Elect Mr. G. M. Iddison as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #8: Re-appoint Deloitte LLP as the Auditors         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #9: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

Auditors' remuneration

PROPOSAL #10: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #S.11: Approve to disapply pre-emption rights      ISSUER            YES             FOR                  FOR

PROPOSAL #S.12: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #S.13: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

PROPOSAL #S.14: Approve to call the General Meetings         ISSUER            YES             FOR                  FOR

on not less than 14 clear days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JOSHIN DENKI CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J28499127

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Renewal of Anti-Takeover Defense        ISSUER            YES         AGAINST           AGAINST

 Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JSL LTD

  TICKER:                  N/A                 CUSIP:   Y44440116

  MEETING DATE:      9/4/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the balance sheet as         ISSUER            YES             FOR                  FOR

at 31 MAR 2009 and the profit and loss account for

the YE on that date and the reports of the Auditors

and the Board of Directors

PROPOSAL #2.: Re-appoint Sh. Suman Jyoti Khaitan as a        ISSUER            YES             FOR                  FOR

 Director, who retires by rotation

PROPOSAL #3.: Re-appoint Dr. L.K. Singhal as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Sh. N.P. Jayaswal as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.I: Re-appoint M/s. Lodha & Co., Chartered        ISSUER            YES             FOR                  FOR

 Accountants, and M/s. S.S. Kothari Mehta & Co.,

Chartered Accountants as the Joint Statutory Auditors

 of the Company, to conduct audit of books of

accounts of the Company for the year 2009-10 and to

hold office until the conclusion of the next AGM at a

 remuneration to be finalized by the Board of

PROPOSAL #5.II: Re-appoint M/s N.C. Aggarwal & Co.,          ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Branch Auditors of

Visakhapatnam division of the Company for the YE 31

MAR 2010 on the terms and conditions and remuneration

 as may be finalized by the Board of Directors

PROPOSAL #6.: Appoint Sh. Satish Tandon as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who is liable to retire by rotation

PROPOSAL #7.: Appoint Sh. T.S. Bhattacharya as a                ISSUER            YES             FOR                  FOR

Director of the Company, who is liable to retire by

rotation

PROPOSAL #S.8: Authorize the Board of Directors, in          ISSUER            YES         AGAINST           AGAINST

accordance with Section 81[1A] and all other

applicable provisions, if any, of the Companies Act,

1956, as amended, as also provisions of securities

and Exchange Board of India [Disclosure & Investor

Protection] Guidelines, 2000, as amended [the SEBI

Guidelines], the provisions of the Foreign Exchange

Management Act, 1999, as amended, and rules and

regulations made thereunder, including the Foreign

Exchange Management [Transfer and issue of securities

 by a person resident outside India] Regulation,

2000, as amended, if applicable, any applicable Law

or Laws, rules and regulations [including any

amendment thereto or re-enactment thereof for the

time being in force] and enabling provisions in the

Memorandum and Articles of Association of the Company

 and Listing Agreements, entered into by the Company

with the Stock Exchanges where the shares of the

Company are listed and subject to the approval of, if

 applicable, Government of India, Reserve Bank of

India, Securities and Exchange Board of India and/or

all other authorities, institutions or bodies, within

 or outside India, and subject to such conditions as

may be prescribed by any of them while granting such

approval, or any duly constituted committee thereof

by the Company to create, offer, issue and allot in 1

 or more tranche[s], in the course of domestic or

international offerings, with or without an over

allotment/green shoe option, in one or more foreign

markets or domestic markets, to domestic

institutions, foreign institutions, non-resident

Indians, Indian Public Companies, Corporate bodies,

mutual funds, banks, insurance Companies, pension

funds, individuals, qualified institutional buyers or

 other persons or entities, whether shareholders of

the Company or not, through a public issue and/or on

a private placement basis and/or preferential issue

and/or any other kind of public issue and/or private

placement as may be permitted under applicable Law

from time to time, equity shares, secured or

unsecured debentures, bonds or any other securities

whether convertible into equity shares or not,

including, but not limited to, Foreign Currency

Convertible Bonds [FCCBs], Optionally Convertible

Debentures [OCDs], bonds with share warrants

attached, Global Depositary Receipts [GDRs], American

 Depositary Receipts [ADRs] or any other equity

related instrument of the Company or a combination of

 the foregoing including but not limited to a

combination of equity shares with bonds and/or any

other securities whether convertible into equity

shares or not or with or without detachable warrants

[hereinafter referred to as  securities], whether to

be listed on any stock exchange inside India or any

international stock exchange outside India, through

an offer document and/or prospectus and/or offer

letter, and/or offering circular, and/or on public

and/or private or preferential basis, whether rupee-

denominated or denominated in foreign currency,

provided that the aggregate number of equity shares

PROPOSAL #S.9: Authorize the Board of Directors, in          ISSUER            YES         AGAINST           AGAINST

accordance with Section 81[1A] and all other

applicable provisions, if any, of the Companies Act,

1956, as amended, as also provisions of Securities

and Exchange Board of India [Disclosure & Investor

Protection] Guidelines, 2000, as amended [the SEBI

Guidelines], the provisions of the Foreign Exchange

Management Act, 1999, as amended, and rules and

regulations made thereunder, including the Foreign

Exchange Management [Transfer and Issue of Securities

 by a Person Resident outside India] Regulation,

2000, as amended, if applicable, any other applicable

 Law or Laws, rules and regulations [including any

amendment thereto or re-enactment thereof for the

time being in force] and enabling provisions in the

Memorandum and Articles of Association of the Company

 and Listing Agreements, entered into by the Company

with the Stock Exchanges where the shares of the

Company are listed and subject to the approval of, if

 applicable, Government of India, Reserve Bank of

India, Securities and Exchange Board of India and/or

all other authorities, institutions or bodies, within

 or outside India, and subject to such conditions as

may be prescribed by any of them while granting such

approval, or any duly constituted committee by the

Company to, in accordance with the SEBI Guidelines as

 may be amended from time to time, create, offer,

issue and allot in 1 or more tranche[s], in the

course of qualified institutional placements, to

qualified institutional buyers, whether shareholders

of the Company or not, through a qualified

institutional placement within the meaning of Chapter

 XIIIA of the SEBI Guidelines and/or as may be

permitted under applicable Law from time to time,

equity shares, secured or unsecured debentures, bonds

 or any other securities whether convertible into

equity shares or not, including, but not limited to,

Optionally Convertible Debentures [OCDs], bonds with

share warrants attached, or any other equity related

instrument of the Company or a combination of the

foregoing including but not limited to a combination

of equity shares with bonds and/or any other

securities whether convertible into equity shares or

not or with or without detachable warrants

[hereinafter referred to as  securities], to be

listed on any stock exchange in India, through an

offer document and/or offer letter, and/or placement

document and/or offering circular, whether rupee-

denominated or denominated in foreign currency,

provided that the aggregate number of equity shares

so issued or the equity shares to be issued on

conversion of such securities together with the over

allotment option, if any, shall be up to an aggregate

 amount of INR 750 crore; in addition to all

applicable Indian laws, the securities issued in

pursuance of this resolution shall also be governed

by all applicable Laws and regulations of any

jurisdiction outside India where they are listed or

that may in any other manner apply to such securities

 or provided in the terms of their issue; such of

these securities as are not subscribed m

PROPOSAL #S10.1: Authorize the Board of Directors of         ISSUER            YES         AGAINST           AGAINST

the Company[hereinafter referred to as the Board

which term shall be deemed to include any Committee,

including the Compensation Committee which the Board

has constituted to exercise its powers, including the

 powers, conferred by this resolution], in

supersession of earlier resolution passed by the

shareholders in the AGM held on 16 SEP 2008, pursuant

 to the provisions of Section 81[1A], and all other

applicable provisions, if any, of the Companies Act

1956, the Memorandum and Articles of Association of

the Company, Securities and Exchange Board of India

[Employee Stock Option Scheme and Employee Stock

Purchase Scheme] Guidelines, 1999, as amended from

time to time [hereinafter referred to as SEBI

Guidelines] and subject to such other approvals,

permissions and sanctions as may be necessary and

subject to such conditions and modifications as may

be prescribed or imposed while granting such

approvals, permissions and sanctions, to create,

offer, issue and allot at any time to or to the

benefit of such person[s] who are in permanent

employment of the Company, including any Director of

the Company, whether whole time or otherwise, options

 exercisable into not more than 40,00,000 equity

shares of the Company [including any equity shares

issued pursuant to the Resolution at item no. 10[II]

of the Notice] under 1 or more Employee Stock Option

Scheme[s] [ESOP], in 1 or more tranches, and on such

terms and conditions as may be fixed or determined by

 the Board in accordance with the provisions of the

Law or guidelines issued by the relevant authority;

each option would be exercisable for 1 Equity share

of a face value of INR 2 each fully paid-up on

payment of the requisite exercise price to the

Company; the number of options that may be granted to

 any Non-Executive Director [including any

Independent Director] in any FY under the Scheme

shall not exceed 15,000 and in aggregate shall not

exceed 75,000; in case of any Corporate Action[s]

such as rights issues, bonus issues, merger and sale

of division and others, if any additional equity

shares are issued by the Company to the Option

Grantees for the purpose of making a fair and

reasonable adjustment to the options granted earlier,

 the above ceiling of 40,00,000 equity shares shall

be deemed to be increased to the extent of such

additional equity shares issued; authorize the Board

to issue and allot Equity shares upon exercise of

options from time to time in accordance with the

employee stock option scheme and such Equity shares

shall rank pari passu in all respects with the then

existing equity shares of the Company; in case the

equity shares of the Company are either sub-divided

or consolidated, then the number of shares to be

allotted and the price of acquisition payable by the

option grantees under the schemes shall automatically

 stand augmented or reduced, as the case may be, in

the same proportion as the present face value of INR

2 per equity share bears to the revised face value of

PROPOSAL #S10.2: Approve that in supersession of                ISSUER            YES         AGAINST           AGAINST

earlier resolution passed by the Shareholders in the

AGM held on 16 SEP 2008, pursuant to the provisions

of Section 81[1A], and all other applicable

provisions, if any, of the Companies Act 1956, the

Memorandum and Articles of Association of the

Company, Securities and Exchange Board of India

[Employee Stock Option Scheme and Employee Stock

Purchase Scheme] Guidelines, 1999 [hereinafter

referred to as SEBI Guidelines] and subject to such

other approvals, permissions and sanctions as may be

necessary and subject to such conditions and

modifications as may be prescribed or imposed while

granting such approvals, permissions and sanctions,

authorize the Board of Directors of the Company

[hereinafter referred to as the Board which term

shall be deemed to include any Committee, including

the Compensation Committee which the Board has

constituted to exercise its powers, including the

powers, conferred by this resolution], to create,

offer, issue and allot at any time to or to the

benefit of such person[s] who are in permanent

employment of 1] Jindal Stainless UK Limited 2]

Jindal Stainless FZE 3] PT Jindal Stainless Indonesia

 4] Jindal Stainless Italy S.r.l. 5] Jindal Stainless

 Madencilik Sanayi VE Ticaret A.S., Turkey 6] Jindal

Stainless Steelway Limited 7] Austenitic Creations

Private Limited 8] Jindal Architecture Limited 9]

Green Delhi BQS Limited 10] Parivartan City

Infrastructure Limited 11] JSL Group Holdings Pte.

Ltd., Singapore 12] JSL Ventures Pte. Ltd.,

Singapore; 13] JSL Europe S.A., Switzerland 14] JSL

Minerals & Metals S.A., Switzerland 15] Jindal Aceros

 Inoxidables S. L., Spain 16] JSL Logistics Limited

17] Iberjindal S.L., Spain the subsidiaries of the

Company and such further subsidiaries that may be

acquired by the Company, including any Director of

the Company, whether whole time or otherwise, options

 exercisable into shares or securities convertible

into 40,00,000 equity shares of the Company

[including any equity shares issued pursuant to the

resolution at Item No. 10[I] of the notice] under one

 or more Employee Stock Option Scheme[s] [ESOP], in 1

 or more tranches, and on such terms and conditions

as may be fixed or determined by the Board in

accordance with the provisions of the Law or

guidelines issued by the relevant authority; each

option would be exercisable for 1 Equity share of a

face value of INR 2 each fully paid-up on payment of

the requisite exercise price to the Company; in case

of any Corporate Action[s] such as rights issues,

bonus issues, merger and sale of division and others,

 if any additional equity shares are issued by the

Company to the Option Grantees for the purpose of

making a fair and reasonable adjustment to the

options granted earlier, the above overall ceiling of

 40,00,000 equity shares shall be deemed to be

increased to the extent of such additional equity

shares issued; the Board to issue and allot Equity

shares upon exercise of options from time to time in

PROPOSAL #S.11: Approve and ratify, subject to the            ISSUER            YES             FOR                  FOR

approval of Central Government and all other

statutory bodies/concerns as may be directed by

Central Government while granting its approval and

pursuant to the provisions of Section 198, 269 and

309 read with schedule XIII and any other applicable

provisions of the Companies Act, 1956 or any

amendment thereto from time to time, the remuneration

 paid to Mr. Arvind Parakh, Director-Strategy &

Business Development during the FY 2008-09 in

accordance with the existing limits approved by the

shareholders of the Company in their AGM held on 16

SEP 2008, even if the said remuneration exceeds the

limits specified under Schedule XIII due to

loss/inadequacy of profits of the Company during the

PROPOSAL #S.12: Approve, subject to the approval of          ISSUER            YES             FOR                  FOR

Central Government and all other statutory

bodies/concerns as may be directed by Central

Government while granting its approval and pursuant

to the provisions of Sections 198, 269 and 309 read

with schedule XIII and any other applicable

provisions of the Companies Act, 1956 or any

amendment thereto from time to time, for payment of

remuneration to Mr. Arvind Parakh, Director-Strategy

& Business Development during 3 FY i.e. 2009-10 to

2011-12 as per the terms and conditions approved by

the shareholders of the Company in their AGM held on

16 SEP 2008, even if the said remuneration exceeds

the limits specified under Schedule XIII due to loss/

 inadequacy of profits of the Company during any of

the above 3 FY: as specified

PROPOSAL #S.13: Approve and ratify, subject to the            ISSUER            YES             FOR                  FOR

approval of all statutory bodies/concerns as may be

required and pursuant to the provisions of Sections

198, 269 and 309 read with schedule XIII and any

other applicable provisions of the Companies Act,

1956 or any amendment thereto from time to time, the

remuneration paid to Mr. N.P. Jayaswal, Executive

Director during the FY 2008-09 in accordance with the

 existing limits approved by the shareholders of the

Company in their AGM held on 31 AUG 2007, even if the

 said remuneration exceeds the limits specified under

 Schedule XIII due to loss/inadequacy of profits of

the Company during the FY 2008-09 as specified

PROPOSAL #S.14: Approve, subject to the approval of          ISSUER            YES             FOR                  FOR

all statutory bodies/concerns as may be required and

pursuant to the provisions of Sections 198, 269 and

309 read with schedule XIII and any other applicable

provisions of the Companies Act, 1956 or any

amendment thereto from time to time, for payment of

remuneration to Mr. N.P. Jayaswal, Executive Director

 during 3 FY i.e. 2009-10 to 2011-12 as per the terms

 and conditions approved by the shareholders of the

Company in their AGM held on 31 AUG 2007, even if the

 said remuneration exceeds the limits specified under

 Schedule XIII due to loss/inadequacy of profits of

the Company during any of the above 3 FY as specified

PROPOSAL #S.15: Approve and ratify, subject to the            ISSUER            YES             FOR                  FOR

approval of Central Government and all other

statutory bodies/concerns as may be directed by

Central Government while granting its approval and

pursuant to the provisions of Sections 198, 269 and

309 read with schedule XIII and any other applicable

provisions of the Companies Act, 1956 or any

amendment thereto from time to time, the remuneration

 paid to Mr. R.G. Garg, Managing Director & Chief

Operating Officer [Hisar Division] during the FY

2008-09 in accordance with the existing limits

approved by the shareholders of the Company in their

AGM held on 16 SEP 2008, even if the said

remuneration exceeds the limits specified under

Schedule XIII due to loss/ inadequacy of profits of

PROPOSAL #S.16: Approve and ratify, subject to the            ISSUER            YES             FOR                  FOR

approval of all statutory bodies/concerns as may be

required and pursuant to the provisions of Sections

198, 269 and 309 read with schedule XIII and any

other applicable provisions of the Companies Act,

1956 or any amendment thereto from time to time, the

remuneration paid to Mr. N.C. Mathur, Director-

Corporate Affairs during the FY 2008-09 in accordance

 with the existing limits approved by the

shareholders of the Company in their AGM held on 16

SEP 2008, even if the said remuneration exceeds the

limits specified under Schedule XIII due to

loss/inadequacy of profits of the Company during the

PROPOSAL #S.17: Approve and ratify, subject to the            ISSUER            YES             FOR                  FOR

approval of all statutory bodies/concerns as may be

required and pursuant to the provisions of Sections

198, 269 and 309 read with schedule XIII and any

other applicable provisions of the Companies Act,

1956 or any amendment thereto from time to time, the

remuneration paid to Mr. Rajinder Parkash, Executive

Director during the FY 2008-09 in accordance with the

 existing limits approved by the shareholders of the

Company in their AGM held on 16 SEP 2008, even if the

 said remuneration exceeds the limits specified under

 Schedule XIII due to loss/inadequacy of profits of

the Company during the FY 2008-09 as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JU TENG INTERNATIONAL HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G52105106

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and approve the audited                       ISSUER            YES             FOR                  FOR

consolidated financial statements and the reports of

the Directors and the Auditors of the Company for the

 YE 31 DEC 2009

PROPOSAL #2: Approve the declaration of a final                 ISSUER            YES             FOR                  FOR

dividend for the YE 31 DEC 2009 of HKD 0.08 per share

 of HKD 0.10 each in the capital of the Company

PROPOSAL #3.a: Re-elect Hsieh Wan-Fu as an Executive         ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.b: Re-elect Tsui Yung Kwok as an                       ISSUER            YES         AGAINST           AGAINST

Executive Director

PROPOSAL #3.c: Re-elect Tsai Wen-Yu as an Independent        ISSUER            YES             FOR                  FOR

 Non-Executive Director

PROPOSAL #3.d: Authorise the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to fix the remuneration of the Directors

PROPOSAL #4: Re-appoint Ernst & Young as the Auditors        ISSUER            YES             FOR                  FOR

 of the Company for the YE 31 DEC 2010 and authorize

the Board of Directors of the Company to fix their

remuneration

PROPOSAL #5: Approve to grant a general and                        ISSUER            YES             FOR                  FOR

unconditional mandate to the Directors of the Company

 to allot, issue or otherwise deal with the unissued

shares in the capital of the Company not exceeding

20% of the issued share capital of the Company

PROPOSAL #6: Approve to grant a general mandate to            ISSUER            YES             FOR                  FOR

the Directors of the Company to purchase the

Company'S shares up to 10% of the issued share

capital of the Company

PROPOSAL #7: Approve to add the nominal amount of the        ISSUER            YES             FOR                  FOR

 shares repurchased by the Company to the general

mandate granted to the Directors under Resolution No.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JUKI CORPORATION

  TICKER:                  N/A                 CUSIP:   J87086112

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Change Company's                ISSUER            YES             FOR                  FOR

Location to TAMASHI, Adopt Reduction of Liability

System for Outside Directors

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JUMBO SA

  TICKER:                  N/A                 CUSIP:   X4114P111

  MEETING DATE:      12/9/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual consolidated and              ISSUER             NO              N/A                  N/A

Company financial statements of the fiscal period

from 01 JUL 2008 to 30 JUN 09 established in

compliance with the international accounting

standards submission for approval of the consolidated

 Board of Director's Management report, the

explanatory report of the Board of Directors

according to the Articles 11a of Law 3371/2005 and

the Article 4 of Law 3556/2007, the notes on the

financial statements and the relevant audit report of

PROPOSAL #2.: Approve the profits distribution of the        ISSUER             NO              N/A                  N/A

 closing fiscal period from 01 JUL 2008 to 30 JUN

2009 and decision on the way and time of their

PROPOSAL #3.: Grant discharge to the Members of the          ISSUER             NO              N/A                  N/A

Board of Directors and the Auditors of the Company of

 any liability for the compensation for their

activity during the FY from 01 JUL 2009 to 30 JUN 2009

PROPOSAL #4.: Elect a regular and a Substitute                   ISSUER             NO              N/A                  N/A

Auditors for the FY from 01 JUL 2009 to 30 JUN 2010

and approve to determine their fees

PROPOSAL #5.: Approve the Board of Directors salaries        ISSUER             NO              N/A                  N/A

 for the fiscal period from 01 JUL 2008 to 30 JUN 2009

PROPOSAL #6.: Elect a new Board of Directors Members         ISSUER             NO              N/A                  N/A

PROPOSAL #7.: Approve the constitution of Audit                 ISSUER             NO              N/A                  N/A

Committee according to Article 37 of Law 3693/2008

PROPOSAL #8.: Approve the Board of Directors Members         ISSUER             NO              N/A                  N/A

fees for the period 01 JUL 2009 to 30 JUN 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JUNGHEINRICH AG, HAMBURG

  TICKER:                  N/A                 CUSIP:   D37552102

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board and the group

financial statements and annual report

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER             NO              N/A                  N/A

distributable profit of EUR 1,920,000 as follows:

payment of a dividend of EUR 0.12 per preference

share ex-dividend and payable date: 16 JUN 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER             NO              N/A                  N/A

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2010            ISSUER             NO              N/A                  N/A

FY: Deloitte + Touche GmbH, Hamburg

PROPOSAL #6.: Amendments to the Articles of                        ISSUER             NO              N/A                  N/A

Association in connection with the Shareholder Rights

 Directive Implementation Law [ARUG] a) Section 19(5)

 shall be amended in respect of the Board of Managing

 Directors being authorized to transmit Company

announcements by electronic means, b) Section 20(1)

shall be amended in respect of shareholders being

entitled to participate and vote at the shareholders'

 meeting if they register with the Company by the

statutory deadline. Section 20(5) shall be amended in

 respect of shareholders being entitled to

participate and vote at the shareholders' meeting if

they provide evidence of their shareholding as

stipulated by law, Section 20(6) shall be amended in

respect of Section 121(7) of the German Stock

Corporation Act applying to the calculation of

deadlines within the Articles of Association, c)

Section 22(3) shall be amended in respect of proxy

voting instructions being issued in text form

PROPOSAL #7.: Resolution on further amendments to the        ISSUER             NO              N/A                  N/A

 Articles of Association a) Section 4(1) shall be

amended in respect of Company announcements being

published in the electronic Federal Gazette, b)

Section 7(1) shall be amended in respect of the

registered shareholders and shareholders with

ordinary shares with the Numbers 1 and 2, being

obliged to give their full name, address, birth date

or Company address as well as the number of shares

they hold for registration in the share register, c)

Section 16(7) shall be amended in respect of the

Supervisory Board Chairman being authorized to allow

voting in written, telephonic or another comparable

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JUSUNG ENGINEERING CO LTD, KWANGJU

  TICKER:                  N/A                 CUSIP:   Y4478R108

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES             FOR                  FOR

Articles of Incorporation including amendment on

business objectives

PROPOSAL #3.1: Election of Chul Joo Hwang as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.2: Election of Young Gon Lee as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Election of Jae Geun Park as an                   ISSUER            YES         AGAINST           AGAINST

Outside Director

PROPOSAL #3.4: Election of Hong Young Jang as an                ISSUER            YES             FOR                  FOR

Outside Director

PROPOSAL #4: Election of Youngjin lee as the Auditors        ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #6: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Auditors

PROPOSAL #7: Approve the stock option for staff                  ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JVC KENWOOD HOLDINGS,INC.

  TICKER:                  N/A                 CUSIP:   J29697109

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Share Consolidation                             ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Amend Articles to: Allow Use of                     ISSUER            YES             FOR                  FOR

Treasury Shares for Odd-Lot Purchases

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JYSKE BANK A/S, SILKEBORG

  TICKER:                  N/A                 CUSIP:   K55633117

  MEETING DATE:      3/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Supervisory          ISSUER            YES             FOR                  FOR

Board on the Bank's operations during the preceding

year

PROPOSAL #2.: Approve the presentation of the annual         ISSUER            YES             FOR                  FOR

report for adoption or other resolution as well as

resolution as to the application of profit or cover

of loss according to the accounts adopted

PROPOSAL #3.: Authorize the Bank to acquire Jyske              ISSUER            YES         AGAINST           AGAINST

Bank shares until the next AGM, of up to 1/10 of the

share capital at prices not deviating by more than
10% from the latest closing bid price listed on

NASDAQ OMX Copenhagen A/S at the time of acquisition

PROPOSAL #4.1.a: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: the list of the Bank's secondary names

be moved from Article 1(2) to a new Article 22

PROPOSAL #4.1.b: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: addition of a new Article 1(2): the Bank

 carries on business under the secondary names listed

 in Article 22

PROPOSAL #4.1.c: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: amendment to Article 3(1) refers only to

 the wording of the Danish version of the Articles of

 Association

PROPOSAL #4.1.d: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: addition of a new Article 3(2): the

Bank's register of members shall be maintained by VP

Investor Services A/S [VP Services A/S], business

register number 30201183

PROPOSAL #4.1.e: Amend the Jyske Bank's Articles of          ISSUER            YES         AGAINST           AGAINST

Association: the authorization of Article 4(2) to be

brought back to DKK 1,000 million and expiry to be

postponed from 01 MAR 2014 to 01 MAR 2015 to the

effect authorize the Supervisory Board to increase

the share capital any time by up to DKK 1,000 million

 to DKK 1,648 million

PROPOSAL #4.1.f: Amend the Jyske Bank's Articles of          ISSUER            YES         AGAINST           AGAINST

Association: the authority set out in Article 4(3) to

 expire on 01 MAR 2015 instead of 01 MAR 2014

PROPOSAL #4.1.g: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: amendment to the Article 7(1) as

PROPOSAL #4.1.h: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: amendment to Article 8(2) as specified

PROPOSAL #4.1.I: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: amendment to Article 9 to read that

EGM's shall be held at the request of any shareholder

 holding at least 5% of the share capital

PROPOSAL #4.1.J: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: amendment to the deadlines set out in

Article 10(3), Article 10(4) and Article 10(5), from

5 days to 3 days

PROPOSAL #4.1.K: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: amendment to Article 12.3: Danish

banking or company legislation to be replaced with

Danish financial business and Company legislation

PROPOSAL #4.2.a: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: amendment to Article 3(1) refers only to

 the wording of the Danish version of the Articles of

 Association

PROPOSAL #4.2.b: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: amendment to Article 7(2) as specified

PROPOSAL #4.2.c: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: amendment to Article 7(3) as specified

PROPOSAL #4.2.d: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: amendment to Article 7(4) as specified

PROPOSAL #4.2.e: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: amendment to Article 10(4) to be

extended by the following after the second full stop:

 proxy can be granted for an unlimited period

PROPOSAL #4.2.f: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: amendment to Article 11(2) as specified

PROPOSAL #4.3.a: Amend the Jyske Bank's Articles of          ISSUER            YES             FOR                  FOR

Association: amendment to Article 2 as specified

PROPOSAL #4.3.b: Amend the Jyske Bank's Articles of          ISSUER            YES         AGAINST           AGAINST

Association: amendment to Article 5(1) as specified

PROPOSAL #4.4: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL:  Amend the Article 11(1) as

specified

PROPOSAL #5.: Election of Shareholders'                               ISSUER            YES         AGAINST           AGAINST

Representatives for the Southern Division

PROPOSAL #6.: Appointment of the Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7.: Approve, in connection with the                     ISSUER            YES             FOR                  FOR

proposed amendments of the Articles of Association,

the Supervisory Board proposes that the members in

general meeting authorize the Supervisory Board to

make such amendments as may be required by the Danish

 Commerce and Companies Agency in connection with

registration of the Articles of Association

PROPOSAL #8.: Any other business                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JYSKE BANK A/S, SILKEBORG

  TICKER:                  N/A                 CUSIP:   K55633117

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.a: Approve to move the list of the Bank's        ISSUER            YES             FOR                  FOR

 secondary names from Article 1(2) to a new Article 22

PROPOSAL #1.b: Approve the addition of a new Article         ISSUER            YES             FOR                  FOR

1(2): the bank carries on business under the

secondary names listed in Article22

PROPOSAL #1.c: Approve that the amendment to Article         ISSUER            YES             FOR                  FOR

3(1) refers only to the wording of the Danish version

 of the Articles of Association

PROPOSAL #1.d: Approve the addition of a new Article         ISSUER            YES             FOR                  FOR

3(2): the Bank's register of Members shall be

maintained by VP Investor Services A/S  VP Services

A/S , business register number 30201183

PROPOSAL #1.e: Approve the authorization of Article          ISSUER            YES         AGAINST           AGAINST

4(2) to be brought back to DKK 1,000 million and

expiry to be postponed from 01 MAR 2014 to 01 MAR

2015 to the effect that the Supervisory Board shall

be authorized to increase the share capital any time

by up to DKK 1,000 million to DKK 1,648 million

PROPOSAL #1.f: Approve the authority as specified in         ISSUER            YES         AGAINST           AGAINST

Article 4(3) to expire on 01 MAR 2015 instead of 01

MAR 2014

PROPOSAL #1.g: Amend the Article 7(1) to read as                ISSUER            YES             FOR                  FOR

follows: Shareholders' right to pass resolutions

shall be exercised at the general meetings which

shall be held in Silkeborg or at some other location

in Central Jutland region

PROPOSAL #1.h: Amend the Article 8(2) to read as                ISSUER            YES             FOR                  FOR

follows: any shareholder shall be entitled to have

specified business transacted at the general meeting

provided he submits a written request thereof to the

bank not later than 6 weeks before the general

meeting, cf.S.90 of the Danish Companies Act

PROPOSAL #1.i: Amend the Article 9 to read that Extra        ISSUER            YES             FOR                  FOR

 Ordinary Meetings shall be held at the request of

any shareholder holding at least 5% of the share

PROPOSAL #1.j: Amend the deadlines specified in                 ISSUER            YES             FOR                  FOR

Article 10(3), Article 10(4) and Article 10(5), from

5 days to 3 days

PROPOSAL #1.k: Amend the Article 12.3: 'Danish                   ISSUER            YES             FOR                  FOR

banking or company legislation' to be replaced with

'Danish financial business and Company legislation'

PROPOSAL #2.a: Approve the amendment to Article 3(1)         ISSUER            YES             FOR                  FOR

refers only to the wording of the Danish version of

the Articles of Association

PROPOSAL #2.b: Amend the Article 7(2) to read as                ISSUER            YES             FOR                  FOR

follows: general meetings shall be called by the

Supervisory Board at not more than 5 weeks' and not

less than 3 weeks' notice; the notice convening the

general meeting shall be sent to NASDAQ OMX

Copenhagen A/S and announced on the Bank's website;

PROPOSAL #2.c: Amend the Article 7(3) to read as                ISSUER            YES             FOR                  FOR

follows: the notice convening the general meeting

shall state the time and place for the general

meeting, the agenda as well as the essentials of any

proposals for amendments to the Articles of

Association unless otherwise provided by legislation

or by Articles of Association; as specified

PROPOSAL #2.d: Amend the Article 7(4) to read as                ISSUER            YES             FOR                  FOR

follows: not clear than 3 weeks before general

meeting, the agenda and the full wording of any

proposals and at AGMs also the annual report and the

consolidated financial statements with the Auditor's

report and the Management's review shall be available

 at the Bank's website

PROPOSAL #2.e: Approve that the amendment to Article         ISSUER            YES             FOR                  FOR

10(4) to be extended by the following after the

second full stop: proxy can be granted for an

PROPOSAL #2.f: Amend the Article 11(2) to read as              ISSUER            YES             FOR                  FOR

follows: for the voting right of a share acquired

through transfer to be exercised, the share must be

registered in the name of the holder in the bank's

register of shareholders not later than 1 week prior

to the day scheduled for the general meeting, or the

title to such share must be notified and proven to

the bank within that same limit

PROPOSAL #3.a: Amend the Article 2 to read as                     ISSUER            YES             FOR                  FOR

follows: the Bank's share capital is DKK 648 million

shares; the share capital is fully paid up

PROPOSAL #3.b: Amend the Article 5(1) to read as                ISSUER            YES             FOR                  FOR

follows: the Bank may, following Resolution by the

Supervisory Board, during the period specified in

Article 4 above, on one or more occasions raise loans

 against bonds or other instruments of debt which

bonds or instruments of debt shall entitle the lender

 to convert his claim into shares  convertible loans

; as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  K WAH INTL HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G5321P116

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited financial         ISSUER            YES             FOR                  FOR

statements and the reports of the Directors and the

Independent Auditor for the YE 31 DEC 2009

PROPOSAL #2: Declare the final scrip dividend (with a        ISSUER            YES             FOR                  FOR

 cash option)

PROPOSAL #3.a: Re-elect Ms. Paddy Tang Lui Wai Yu as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3.b: Re-elect Mr. Michael Leung Man Kin as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3.c: Re-elect Dr. Robin Chan Yau Hing as a         ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.d: Re-elect Dr. Moses Cheng Mo Chi as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.e: Re-elect Professor Poon Chung Kwong as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #3.f: Re-elect Mr. Alexander Lui Yiu Wah as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3.g: Re-elect Ms. Claudia Cheung Man Wan as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #3.h: Approve to fix the remuneration of the        ISSUER            YES             FOR                  FOR

 Directors for the YE 31 DEC 2009 and for subsequent

FYs until otherwise determined

PROPOSAL #4: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditor and authorize the Directors to fix its

remuneration

PROPOSAL #5.1: Authorize the Directors to repurchase         ISSUER            YES             FOR                  FOR

shares of the Company

PROPOSAL #5.2: Authorize the Directors to allot,                ISSUER            YES             FOR                  FOR

issue and deal with additional shares of the Company

PROPOSAL #5.3: Approve, conditional upon the passing         ISSUER            YES             FOR                  FOR

of the ordinary resolutions under 5.1 and 5.2, to

extend the general mandate referred to in 5.2 by the

addition thereto of the shares repurchased by the

Company pursuant to 5.1

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  K1 VENTURES LTD

  TICKER:                  N/A                 CUSIP:   Y5058Y108

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report        ISSUER            YES             FOR                  FOR

 and audited accounts for the YE 30 JUN 2009

PROPOSAL #2.: Declare a final dividend of 0.75 cents         ISSUER            YES             FOR                  FOR

per share tax exempt 1-tier for the YE 30 JUN 2009

PROPOSAL #3.A: Re-elect Amb Steven Jay Green as a              ISSUER            YES             FOR                  FOR

Director, pursuant to Article 87, who retires

pursuant to Article 86 of the Company's Articles of

PROPOSAL #3.B: Re-elect Mr. Choo Chiau Beng as a                ISSUER            YES             FOR                  FOR

Director, pursuant to Article 87, who retires

pursuant to Article 86 of the Company's Articles of

PROPOSAL #4.: Re-elect Dr. Lee sun Yew as a Director,        ISSUER            YES             FOR                  FOR

 pursuant to Section 153(6) of the Companies Act

[Chapter 50], who will cease at the conclusion of

this AGM in accordance with Section 153(2) of the

Companies Act [Chapter 50], to hold office until the

next AGM of the Company

PROPOSAL #5.: Re-elect Mr. Yong Pung How as a                     ISSUER            YES             FOR                  FOR

Director, pursuant to Section 153(6) of the Companies

 Act [Chapter 50], who will cease at the conclusion

of this AGM in accordance with Section 153(2) of the

Companies Act [Chapter 50], to hold office until the

next AGM of the Company

PROPOSAL #6.: Approve the remuneration of the Non-             ISSUER            YES             FOR                  FOR

Executive Directors of the Company for the FYE 30 JUN

 2009, comprising the following: the payment of

Directors' fees of SGD 202,083 in cash; the award of

an aggregate number of 200,000 existing ordinary

shares in the capital of the Company [the

remuneration shares] to Messrs. Kamal Bahamdan, Choo

Chlau Beng, Dr. Lee Suan Yew, Lim Chee Onn, Prof. Tan

 Teck Meng, Teo Soon Hoe and Yong Pung How as payment

 in part of their respective remuneration for the FYE

 30 JUN 2009 as specified; authorize the Director of

the Company to instruct a third party agency to

purchase from the market 200,000 existing shares in

the capital of the Company at such price as the

Directors may deem fit and deliver the remuneration

shares to each Non-Executive Director as specified;

and authorize any Director or the Secretary to do all

 things necessary or desirable to give effect to the

PROPOSAL #7.: Re-appoint Messrs. Deloitte & Touche            ISSUER            YES             FOR                  FOR

LLP as the Auditors of the Company for the FYE 30 JUN

 2010, and authorize the Directors to fix their

remuneration

PROPOSAL #8.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 pursuant to Section 161 of the Companies Act

[Chapter 50] of Singapore [the Companies Act] Rule

806 of the Listing Manual [the Listing Manual] of the

 Singapore Exchange Securities Trading Limited [SGX-

ST] and Article 5 of the Company's Articles of

Association, to issue shares in the capital of the

Company [Shares] whether by way of rights, bonus or

otherwise, and including any capitalization pursuant

to Article 137 of the Company's Articles of

Association of any sum for the time being standing to

 the credit of any of the Company's reserve accounts

or any sum standing to the credit of the Profit and

Loss Account or otherwise available for distribution;

 and/or make or grant offers, agreements or options

that might or would require Shares to be issued

[including but not limited to the creation and issue

of [as well as adjustments to] warrants, debentures

or other instruments convertible into Shares]

[collectively, Instruments], at any time and upon

such terms and conditions and for such purposes and

to such persons as the Directors may in their

absolute discretion deem fit; and [notwithstanding

that the authority so conferred by this Resolution

may have ceased to be in force] issue Shares in

pursuance of any Instrument made or granted by the

Directors while the authority was in force, provided

that: the aggregate number of Shares to be issued

pursuant to this Resolution [including Shares to be

issued in pursuance of Instruments made or granted

pursuant to this resolution], by way of renounceable

rights issues on a pro rata basis to shareholders of

the Company [Renounceable Rights Issues] shall not

exceed 100% of the total number of Shares excluding

treasury Shares [as calculated in accordance with

this resolution below]; and otherwise than by way of

Renounceable Rights Issues [Other Share Issues] shall

 not exceed 50% of the total number of Shares

excluding treasury Shares [as calculated in

accordance with this resolution below], of which the

aggregate number of shares to be issued other than on

 a pro rata basis to shareholders of the Company

shall not exceed 20% of the total number of Shares

excluding treasury Shares [as calculated in

accordance with this resolution below]; the

Renounceable Rights Issues and Other Share Issues

shall not, in aggregate, exceed 100% of the total

number of Shares excluding treasury Shares [as

calculated in accordance with this resolution below];

 [subject to such manner of calculation as may be

prescribed by the SGX-ST] for the purpose of

determining the aggregate number of Shares [excluding

 treasury Shares] that may be issued under this

resolution above, the percentage of issued Shares

shall be calculated based on the total number of

Shares [excluding treasury Shares] at the time this

Resolution is passed, after adjusting for: (a) new

Shares arising from the conversion or exercise of

convertible securities; (b) new Shares arising from

PROPOSAL #9.: Authorize the Directors of the Company         ISSUER            YES         AGAINST           AGAINST

to offer and grant options in accordance with the

provisions of the K1 Ventures Share Option Scheme

2000 [the Share Option Scheme]; and allot and issue

from time to time such number of Shares as may be

required to be issued pursuant to the exercise of

options under the Share Option Scheme, provided that

the aggregate number of such Shares to be issued

pursuant to the Share Option Scheme shall not exceed

15% of the total issued shares in the capital of the

Company from time to time

PROPOSAL #10.: Approve, for the purposes of Chapter 9        ISSUER            YES             FOR                  FOR

 of the Listing Manual of the SGX-ST [Chapter 9], the

 Company, its Subsidiaries and Associated Companies

that are not listed on the SGX-ST or an approved

exchange, provided that the Company and/or its

Subsidiaries [K1 Group], or the K1 Group and its

interested person[s], has control over the Associated

 Companies, or any of them, to enter into any of the

transactions falling within the types of Interested

Person Transactions, with any person who falls within

 the classes of Interested Persons as specified,

provided that such transactions are made on arm's

length basis and on normal commercial terms and in

accordance with the review procedures for Interested

Person Transactions as specified [the Shareholders'

Mandate]; [Authority expires the earlier of the

conclusion of the next AGM of the Company is held or

is required by law to be held]; and authorize the

Audit Committee of the Company to take such action as

 it deems proper in respect of such procedures and/or

 to modify or implement such procedures as may be

necessary to take into consideration any amendment to

 Chapter 9 which may be prescribed by the SGX-ST from

 time to time; and authorize the Directors of the

Company to complete and do all such acts and things

[including, without limitation, executing all such

documents as may be required] as they may consider

expedient or necessary or in the interests of the

Company to give effect to the Shareholders' Mandate

and/or this resolution

PROPOSAL #11.: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to make purchases from time to time of up to a

maximum of 10% of the issued ordinary share capital

of the Company [ascertained as at the date of the AGM

 of the Company or at the date on which this

Resolution is passed, whichever is higher] at any

price up to but not exceeding the maximum price [as

specified], in accordance with the Guidelines on

Share Purchases by the Company as specified;

[Authority expires the earlier of the conclusion of

the next AGM of the Company is held or is required by

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KABA HOLDING AG, RUEMLANG

  TICKER:                  N/A                 CUSIP:   H0536M155

  MEETING DATE:      10/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the business report 2008/2009          ISSUER            YES             FOR                  FOR

as well as acknowledgement of the reports of the

PROPOSAL #2.: Approve the appropriation of balance            ISSUER            YES             FOR                  FOR

sheet profit of Kaba Holding AG

PROPOSAL #3.: Grant discharge to the Board of                     ISSUER            YES             FOR                  FOR

Directors and the Management

PROPOSAL #4.: Re-elect Heribert Allemann as a Board          ISSUER            YES             FOR                  FOR

of Director

PROPOSAL #5.: Appoint PricewaterhouseCoopers AG,                ISSUER            YES             FOR                  FOR

Zurich as the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KADOKAWA GROUP HOLDINGS,INC.

  TICKER:                  N/A                 CUSIP:   J2887C107

  MEETING DATE:      6/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KAGA ELECTRONICS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J28922102

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KAKAKU.COM,INC.

  TICKER:                  N/A                 CUSIP:   J29258100

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Change Company's              ISSUER            YES             FOR                  FOR

Location to Shibuya-ku

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KAKEN PHARMACEUTICAL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J29266103

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KAMA CO LTD

  TICKER:                  N/A                 CUSIP:   Y45197103

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #2: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Supervisory Committee

PROPOSAL #3: Approve the 2009 financial resolution            ISSUER            YES             FOR                  FOR

report and 2010 financial budget report

PROPOSAL #4: Approve the 2009 Profit Distribution              ISSUER            YES             FOR                  FOR

Plan are as follows: 1) cash dividend/10 shares (Tax

included): CNY 0.0000; 2) bonus issue from profit

(share/10 shares): none; and 3) bonus issue from

capital reserve (share/10 shares): none

PROPOSAL #5: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Independent Directors

PROPOSAL #6: Approve a guarantee for a Company                    ISSUER            YES             FOR                  FOR

PROPOSAL #7: Approve a guarantee for another Company         ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve the 2010 Technological                        ISSUER            YES             FOR                  FOR

Transformation Investment Plan

PROPOSAL #9: Approve the Plan on 2010 performance              ISSUER            YES             FOR                  FOR

remuneration distribution principle for the Company's

 Senior Management

PROPOSAL #10: Election of Wu Chuwu as an Independent         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #11: Election of Zheng Shao as an                          ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #12: Election of Xing Guolong as a Director         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KANEMATSU CORPORATION

  TICKER:                  N/A                 CUSIP:   J29868106

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KANTO AUTO WORKS,LTD.

  TICKER:                  N/A                 CUSIP:   J30341101

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

PROPOSAL #5: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Directors and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KANTO DENKA KOGYO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J30427108

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KANTO NATURAL GAS DEVELOPMENT CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J30470116

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KAPPA CREATE CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J30675102

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KARDAN NV, AMSTERDAM

  TICKER:                  N/A                 CUSIP:   N4784C102

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER             NO              N/A                  N/A

PROPOSAL #2: Presentation by the management board on         ISSUER             NO              N/A                  N/A

the Company's group activities for the FY 2009

PROPOSAL #3: Adopt the annual accounts for the FY 2009      ISSUER            YES             FOR                  FOR

PROPOSAL #4: To the dividend policy                                       ISSUER             NO              N/A                  N/A

PROPOSAL #5: To the corporate governance                              ISSUER             NO              N/A                  N/A

PROPOSAL #6: Adopt an amendment to the Remuneration          ISSUER            YES         AGAINST           AGAINST

Policy

PROPOSAL #7: Adopt the Kardan N.V. 2010 Share                     ISSUER            YES         AGAINST           AGAINST

Incentive Plan

PROPOSAL #8: Appointment of the External Auditor for         ISSUER            YES             FOR                  FOR

the FY 2010

PROPOSAL #9.a: Grant discharge of the members of the         ISSUER            YES             FOR                  FOR

Management Board in respect of their management

during the FY 2009

PROPOSAL #9.b: Grant discharge of the members of the         ISSUER            YES             FOR                  FOR

Supervisory Board in respect of their supervision

during the FY 2009

PROPOSAL #10: Re-appoint Mr. H. Benjamins as a member        ISSUER            YES             FOR                  FOR

 of the Supervisory Board

PROPOSAL #11.a: Approve to determine the remuneration        ISSUER            YES             FOR                  FOR

 of members of the Supervisory Board

PROPOSAL #11.b: Approve the remuneration of Mrs.                ISSUER            YES             FOR                  FOR

Rechter

PROPOSAL #12: Re-appoint Mr. A. Shlank as a member of        ISSUER            YES             FOR                  FOR

 the Management Board

PROPOSAL #13: Re-appoint Mr. W. Van Damme as a member        ISSUER            YES             FOR                  FOR

 of the Management Board

PROPOSAL #14.a: Approve to determine the remuneration        ISSUER            YES             FOR                  FOR

 of members of the Management Board

PROPOSAL #14.b: Approve the 2009 bonuses for members         ISSUER            YES             FOR                  FOR

of the Management Board

PROPOSAL #15: Approve the remuneration Report                      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #16.a: Amend the  Article 44.1 (deletion              ISSUER            YES             FOR                  FOR

publication requirement Official Price List Euronext)

PROPOSAL #16.b: Amend the Article 20 (heading,                   ISSUER            YES             FOR                  FOR

correction) and Amendment of Article 24.1 (Dutch

version only, correction)

PROPOSAL #17.a: Approve to issue shares and to grant         ISSUER            YES         AGAINST           AGAINST

rights to subscribe for shares

PROPOSAL #17.b: Approve to restrict or exclude pre-           ISSUER            YES         AGAINST           AGAINST

emptive rights

PROPOSAL #18: Authorize  the management board to                ISSUER            YES         AGAINST           AGAINST

resolve for the Company to acquire its own shares

PROPOSAL #19: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #20: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KARDEMIR KARABUK DEMIR SANAYI VE TICARET AS, KARAB

  TICKER:                  N/A                 CUSIP:   M8765T100

  MEETING DATE:      4/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening speech of Board Chairman                      ISSUER             NO              N/A                  N/A

PROPOSAL #2: Approve the forming the presidency of            ISSUER             NO              N/A                  N/A

Board

PROPOSAL #3: Authorize the Board members to sign the         ISSUER             NO              N/A                  N/A

minutes of meeting

PROPOSAL #4: Receive the discussing reports of Board         ISSUER             NO              N/A                  N/A

members and Auditors

PROPOSAL #5: Approve the balance sheet and financial         ISSUER             NO              N/A                  N/A

statements

PROPOSAL #6: Appointment of Board members                             ISSUER             NO              N/A                  N/A

PROPOSAL #7: Approve to inform the shareholders about        ISSUER             NO              N/A                  N/A

 donations

PROPOSAL #8: Release of Board members and Auditors             ISSUER             NO              N/A                  N/A

PROPOSAL #9: Approve to permit the Board members as          ISSUER             NO              N/A                  N/A

per items 334 and 335 of TCC

PROPOSAL #10: Approve to inform the shareholders                ISSUER             NO              N/A                  N/A

about unit banking with related parts

PROPOSAL #11: Approve to inform the shareholders                ISSUER             NO              N/A                  N/A

about given collaterals, mortgages, pawns and pledges

PROPOSAL #12: Approve the determination on attendance        ISSUER             NO              N/A                  N/A

 fees of Board members and Auditors

PROPOSAL #13: Wishes                                                                 ISSUER             NO              N/A                  N/A

PROPOSAL #14: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KARDEMIR KARABUK DEMIR SANAYI VE TICARET AS, KARAB

  TICKER:                  N/A                 CUSIP:   M8765T100

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening speech of Board Chairman                      ISSUER             NO              N/A                  N/A

PROPOSAL #2: Approve to form the precedence of Board         ISSUER             NO              N/A                  N/A

PROPOSAL #3: Authorize the Board members to sign the         ISSUER             NO              N/A                  N/A

minutes of meeting

PROPOSAL #4: Approve the report of Board Members and         ISSUER             NO              N/A                  N/A

Auditors

PROPOSAL #5: Approve the report of the Independent            ISSUER             NO              N/A                  N/A

Audit Firm and financial statements

PROPOSAL #6: Approve the appointments of Board Members      ISSUER             NO              N/A                  N/A

PROPOSAL #7: Approve to inform the shareholders about        ISSUER             NO              N/A                  N/A

 donations

PROPOSAL #8: Approve to release the Board Members and        ISSUER             NO              N/A                  N/A

 the Auditors

PROPOSAL #9: Approve the Board Members as per items          ISSUER             NO              N/A                  N/A

334 and 335 of tcc

PROPOSAL #10: Approve to inform the shareholders                ISSUER             NO              N/A                  N/A

about unit banking with related parts

PROPOSAL #11: Approve to inform the shareholders                ISSUER             NO              N/A                  N/A

about given collaterals, mortgages, pawns and pledges

PROPOSAL #12: Approve to determine the attendance              ISSUER             NO              N/A                  N/A

fees of Board Members and Auditors

PROPOSAL #13: Wishes                                                                 ISSUER             NO              N/A                  N/A

PROPOSAL #14: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KAROON GAS AUSTRALIA LTD

  TICKER:                  N/A                 CUSIP:   Q5210P101

  MEETING DATE:      11/12/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt, for the purposes of Section                ISSUER            YES             FOR                  FOR

250R(2) of the Corporations Act and for all other

purposes, the remuneration report for the YE 30 JUN

2009

PROPOSAL #2.: Re-elect Mr. Stephen Power as a                     ISSUER            YES             FOR                  FOR

Director of the Company with immediate effect, who

retires by rotation in accordance with Listing Rule

14.4 and Paragraph 11.3 of the Constitution of the

PROPOSAL #3.: Ratify, for the purpose of Listing Rule        ISSUER            YES             FOR                  FOR

 7.4 and for all other purposes, the allotment and

issue of 22,333,934 shares at AUD 6.70 each to

sophisticated and professional investors ['Placement

shares'] for the purposes and on the terms; as

specified

PROPOSAL #4.: Authorize the Company, except where the        ISSUER            YES             FOR                  FOR

 Board determines to the contrary, to enter into

deeds with all present and future Directors of the

Company in substantially the same form as the

document entitled 'Deed of Access, insurance and

indemnity' as specified

PROPOSAL #5.: Approve, for the purposes of Listing            ISSUER            YES             FOR                  FOR

Rule 7.2 [Exception 9] and for all other purposes,

the continued operation of the Company's Employee

Share Option Plan [ESOP] as specified and that the

grant of options from time to time under the ESOP

remain an exception to Listing Rule 7.1

PROPOSAL #6.: Authorize the Company, for the purposes        ISSUER            YES         AGAINST           AGAINST

 of Listing Rule 7.1 and 10.11 and Chapter 2E of the

Corporations Act and for all other purposes, to issue

 to Mr. Geoff Atkins or his nominee 500,000 options

to acquire shares at an exercise price of USD 14.07

each, on the terms and conditions as specified

PROPOSAL #7.: Authorize the Company, for the purposes        ISSUER            YES         AGAINST           AGAINST

 of Listing Rule 7.1 and 10.11 and Chapter 2E of the

Corporations Act and for all other purposes, to issue

 to Mr. Stephen Power or his nominee 500,000 options

to acquire shares at an exercise price of USD 14.07

each, on the terms and conditions as specified

PROPOSAL #8.: Authorize the Company, for the purposes        ISSUER            YES         AGAINST           AGAINST

 of Listing Rule 7.1 and 10.11 and Chapter 2E of the

Corporations Act and for all other purposes, to issue

 to Mr. Scott Hosking or his nominee, 300,000 options

 to acquire shares at an exercise price of USD 14.07

each, on the terms and conditions as specified

PROPOSAL #9.: Authorize the Company, for the purposes        ISSUER            YES         AGAINST           AGAINST

 of Listing Rule 7.1 and 10.11 and Chapter 2E of the

Corporations Act and for all other purposes, to issue

 to Mr. Timothy Hosking or his nominee, 230,000

options to acquire shares at an exercise price of USD

 14.07 each, on the terms and conditions as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KAS-BANK NV

  TICKER:                  N/A                 CUSIP:   N47927145

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Call to order                                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: To the report of the Managing Board on          ISSUER             NO              N/A                  N/A

2009

PROPOSAL #3: Adopt the 2009 financial statements as          ISSUER            YES             FOR                  FOR

prepared by the Managing Board and discussed with the

 Supervisory Board

PROPOSAL #4: Approve that a dividend be declared for         ISSUER            YES             FOR                  FOR

2009 of EUR 0.73 per ordinary share of EUR 1.00

nominal value an amount of EUR 0.33 has already been

paid as interim dividend for 2009, making the final

dividend to be declared for 2009 EUR 0.40 per

ordinary share of EUR 1.00 nominal value, the final

dividend less 15% withholding tax will be made

payable in cash on 05 MAY 2010

PROPOSAL #5: Ratify the actions of the Managing Board        ISSUER            YES             FOR                  FOR

PROPOSAL #6: Ratify the actions of the Supervisory            ISSUER            YES             FOR                  FOR

Board

PROPOSAL #7.a: To the Dutch Corporate Governance Code        ISSUER             NO              N/A                  N/A

PROPOSAL #7.b: To the Banking Code                                         ISSUER             NO              N/A                  N/A

PROPOSAL #8.a: Announcement of vacancies on the                 ISSUER             NO              N/A                  N/A

Supervisory Board and information on the Supervisory

Board profile

PROPOSAL #8.b: To the opportunity for the general              ISSUER             NO              N/A                  N/A

meeting of shareholders to recommend a candidate,

having regard to the current Supervisory Board profile

PROPOSAL #8.c: Appointment of Mr. R. Icke as a Member        ISSUER            YES             FOR                  FOR

 of the Supervisory Board, on condition that the

general meeting of shareholders does not recommend

another candidate for the vacancy

PROPOSAL #8.d: Appointment of Mr. R. Teerlink as a            ISSUER            YES             FOR                  FOR

Member of the Supervisory Board, on condition that

the general meeting of shareholders does not

recommend another candidate for the vacancy

PROPOSAL #8.e: Announcement of the vacancy arising on        ISSUER             NO              N/A                  N/A

 the Supervisory Board in 2011

PROPOSAL #9: Adopt the new remuneration policy for            ISSUER            YES         AGAINST           AGAINST

the Managing Board, to be effective as from 01 JAN

2010, in accordance with the appended proposal, the

new remuneration policy replaces that adopted by the

general meeting of Shareholders in 2007

PROPOSAL #10.a: Authorize the Managing Board,                     ISSUER            YES             FOR                  FOR

designated for a period of 18 months, commencing on

21 APR 2010 to issue shares, including the granting

of rights to acquire shares, as well as to restrict

or exclude the pre-emptive rights pertaining to the

issue of shares, including the granting of rights to

acquire shares, a decision by the Managing Board to

issue shares or to restrict or exclude the pre-

emptive rights pertaining to the issue of shares will

 be subject to the approval of the Supervisory Board,

 it is proposed to restrict the Managing Board's

mandate to issue shares, including the granting of

rights to acquire shares, or to restrict or exclude

the pre-emptive rights pertaining to the issue of

shares, including the granting of rights to acquire

shares, to: i) 10% of the issued share capital of the

 Company on 21 APR 2010; and ii) an additional 10% of

 the issued share capital of the Company on 21 APR

2010, if the issue of this additional 10% is in

connection with a merger or acquisition, the Managing

 Board was designated by the general meeting of

shareholders on 22 APR 2009 as the competent body to

decide to issue shares, subject to the approval of

the Supervisory Board, the mandate applied to the

issue of a maximum of 10% of the issued share capital

 of the Company and ran for a period of 18 months,

the meeting to be held on 21 APR 2010 will be asked

to amend the Managing Board's authority to issue

shares in a way which will permit the issue of shares

 to be organized more quickly and more efficiently as

 and when opportune, this authority will only be

exercised if necessary in the interests of the

Company, its related enterprise and all stakeholders,

 the Managing Board has as yet not exercised the

authority to issue shares which was granted last year

PROPOSAL #10.b: Authorize the Managing Board, for a          ISSUER            YES             FOR                  FOR

period of 18 months, commencing on 21 APR 2010 to

repurchase own shares up to a maximum of 10% of the

issued share capital such acquisition may be effected

 by means of any type of contract, including stock

exchange transactions and private transactions, the

price must lie between the nominal value of the

shares and an amount equal to 110% of the market

price, by 'Market Price' is understood the average of

 the highest prices reached by the shares on each of

the five stock exchange business days preceding the

date of acquisition, as evidenced by the official

price list of NYSE Euronext Amsterdam N.V

PROPOSAL #11: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #12: Adjournment                                                         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KATO SANGYO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J3104N108

  MEETING DATE:      12/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Approve Minor                     ISSUER            YES         AGAINST           AGAINST

Revisions Related to Dematerialization of Shares and

the other Updated Laws and Regulations, Allow Board

to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KAUFMAN ET BROAD SA, NEUILLY SUR SEINE

  TICKER:                  N/A                 CUSIP:   F5375H102

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Company's financial                       ISSUER            YES             FOR                  FOR

statements for the FYE on 30 NOV 2009

PROPOSAL #2: Approve the allocation of income for the        ISSUER            YES             FOR                  FOR

 FYE on  31 NOV 2009

PROPOSAL #3: Approve the consolidated financial                 ISSUER            YES             FOR                  FOR

statements for the FYE on 30 NOV 2009

PROPOSAL #4: Approve the agreements pursuant to                 ISSUER            YES         AGAINST           AGAINST

Article L.225-38 of the Commercial Code

PROPOSAL #5: Authorize the Board of Directors to                ISSUER            YES         AGAINST           AGAINST

carry out the purchase by the Company of its own

PROPOSAL #6: Ratify the Co-optation of Mr. Lionel              ISSUER            YES         AGAINST           AGAINST

Zinsou as a Board member

PROPOSAL #7: Ratify the Co-optation of Mr. Olivier de        ISSUER            YES         AGAINST           AGAINST

 Vregille as a Board member

PROPOSAL #8: Ratify the Co-optation of Mr. Michel              ISSUER            YES         AGAINST           AGAINST

Paris as a Board Member

PROPOSAL #9: Approve the renewal of Mr. Yves                       ISSUER            YES         AGAINST           AGAINST

Galland's term as a Board member

PROPOSAL #10: Approve the renewal of Mr. Guy                       ISSUER            YES         AGAINST           AGAINST

Nafilyan's term as a Board member

PROPOSAL #11: Approve the renewal of Mr. Lionel                 ISSUER            YES         AGAINST           AGAINST

Zinsou's term as a Board member

PROPOSAL #12: Approve the renewal of Mr. Andras Boros        ISSUER            YES         AGAINST           AGAINST

 term as a Board member

PROPOSAL #13: Grant authority to cancel shares                    ISSUER            YES             FOR                  FOR

PROPOSAL #14: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

issue common shares and/or other securities giving

access to the Company's capital or to the allocation

of debt securities, with preferential subscription

rights

PROPOSAL #15: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

issue common shares and/or securities giving access

to the Company's capital or to the allocation of debt

 securities, with cancellation of preferential

subscription rights

PROPOSAL #16: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

increase the number of securities to be issued in the

 event of a capital increase with or without

preferential subscription rights under green-shoe

options

PROPOSAL #17: Authorize the Board of Directors in the        ISSUER            YES         AGAINST           AGAINST

 event of shares or securities being issued, giving

access to the capital with cancellation of

preferential subscription rights of the shareholders,

 to set the issue price according to the terms

decided by the general meeting within the limit of

10% of the Company's capital

PROPOSAL #18: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

issue Company's shares in remuneration for

contribution in kind comprised of equity securities

or securities

PROPOSAL #19: Authorize the Board of Directors to              ISSUER            YES         AGAINST           AGAINST

issue shares and/or securities giving access to a

part of the Company's capital or, provided the

security is a share, to the allocation of debt

securities in remuneration for securities brought to

any public exchange offer initiated by the Company

PROPOSAL #20: Approve the decision to set an overall         ISSUER            YES             FOR                  FOR

limit for the delegations of powers

PROPOSAL #21: Authorize the Board of Directors to              ISSUER            YES         AGAINST           AGAINST

decide on the increase of the share capital by

issuing shares or securities, giving access to the

Company's capital reserved to members of saving plans

 with cancellation of preferential subscription

rights in favor of the latter

PROPOSAL #22: Powers                                                                 ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KAYABA INDUSTRY CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J31803109

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Directors and Corporate Auditors

PROPOSAL #6: Approve Extension of Anti-Takeover                 ISSUER            YES         AGAINST           AGAINST

Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KBC ANCORA CVA, HEVERLEE

  TICKER:                  N/A                 CUSIP:   B0205Y114

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report about 2008-           ISSUER             NO              N/A                  N/A

2009 for the Statutory Mananger

PROPOSAL #2.: Receive the annual report of the Auditor      ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Questions                                                            ISSUER             NO              N/A                  N/A

PROPOSAL #4.: Approve the annual accounts and the              ISSUER             NO              N/A                  N/A

affectation of the results

PROPOSAL #5.: Grant discharge to the Statutory                   ISSUER             NO              N/A                  N/A

Manager and the Auditor

PROPOSAL #6.: Miscellaneous                                                     ISSUER             NO              N/A                  N/A

PROPOSAL #7.: Comment regarding the amend of the                ISSUER             NO              N/A                  N/A

status

PROPOSAL #8.: Miscellaneous                                                     ISSUER             NO              N/A                  N/A

PROPOSAL #9.1: Approve the balancing of the non                 ISSUER             NO              N/A                  N/A

recurrent loss suffered, by decrease of legal reserve

 and decrease of capital

PROPOSAL #9.2: Amend the Article 6 of the Status                ISSUER             NO              N/A                  N/A

PROPOSAL #9.3: Amend the Article 526 Ter of the                 ISSUER             NO              N/A                  N/A

Company code

PROPOSAL #9.4: Amend the Article 9 of the status                ISSUER             NO              N/A                  N/A

PROPOSAL #9.5: Amend the Article 620 and nexts to the        ISSUER             NO              N/A                  N/A

 Company code

PROPOSAL #9.6: Amend the Article 11 of the status               ISSUER             NO              N/A                  N/A

PROPOSAL #9.7: Approve to empower the notary                       ISSUER             NO              N/A                  N/A

PROPOSAL #9.8: Grant a proxy to Christine Mathieu and        ISSUER             NO              N/A                  N/A

 Kristof Van Gestel

PROPOSAL #10.: Miscellaneous                                                   ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KCOM GROUP PLC, KINGSTON UPON HULL

  TICKER:                  N/A                 CUSIP:   G5221A102

  MEETING DATE:      7/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report and accounts                      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.: Receive the Directors remuneration                ISSUER            YES             FOR                  FOR

report

PROPOSAL #3.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint and approve the remuneration of        ISSUER            YES         AGAINST           AGAINST

 the Auditors

PROPOSAL #5.: Re-appoint Mr. William Halbert                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6.: Re-appoint Mr. Kevin Walsh                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7.: Re-appoint Mr. Martin Towers                           ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Re-appoint Mr. Anthony Illsley                       ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Grant authority to allot shares                      ISSUER            YES             FOR                  FOR

PROPOSAL #S.10: Approve the allotment of shares for          ISSUER            YES             FOR                  FOR

cash

PROPOSAL #S.11: Approve to purchase of ordinary shares      ISSUER            YES             FOR                  FOR

PROPOSAL #S.12: Approve the Executive Incentive Plan         ISSUER            YES             FOR                  FOR

PROPOSAL #S.13: Approve the notice of meeting [other         ISSUER            YES             FOR                  FOR

than AGM]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KEANGNAM ENTERPRISES LTD, ANSAN

  TICKER:                  N/A                 CUSIP:   Y47546109

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the partial amendment to the            ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3.: Election of Heeseung Kang [External]            ISSUER            YES             FOR                  FOR

Seungmo Yoon as the Directors

PROPOSAL #4.: Approve the limit of remuneration for          ISSUER            YES         AGAINST           AGAINST

the Directors

PROPOSAL #5.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KEIHIN CORPORATION

  TICKER:                  N/A                 CUSIP:   J32083107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

PROPOSAL #5: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Retiring Directors and Corporate

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KELLER GROUP PLC

  TICKER:                  N/A                 CUSIP:   G5222K109

  MEETING DATE:      5/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's annual accounts          ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009, together with the report of

the Directors of the Company and the Auditors thereon

PROPOSAL #2.: Approve the report on the Directors              ISSUER            YES             FOR                  FOR

remuneration for the YE 31 DEC 2009

PROPOSAL #3.: Re-elect Mr. James Hind as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation

PROPOSAL #4.: Re-elect Dr. Wolfgang Sondermann as a          ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize the Directors

to fix their remuneration

PROPOSAL #S.6: Amend the Articles of Association of          ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the Companies Act 2006 [the 'Act'],

are to be treated as provisions of the Company's

Articles of Association; and the Articles of

Association as specified be adopted as the new

Articles of Association of the Company in

substitution for and to the exclusion of the existing

 Articles of Association

PROPOSAL #7.: Grant authority to allot shares                      ISSUER            YES             FOR                  FOR

PROPOSAL #S.8: Grant authority, Subject to Resolution        ISSUER            YES             FOR                  FOR

 7 above, to disapply pre-emption rights

PROPOSAL #S.9: Authorize the Company, pursuant to              ISSUER            YES             FOR                  FOR

Section 701 of the Act, to make market purchases

[within the meaning of Section 693(4) of the Act] of

up to in aggregate 6,647,324 of its own ordinary

shares of 10p each in the capital of the Company

['Ordinary Shares'] [representing 10% of the

Company's issued Ordinary Shares capital at the date

of this notice] provided that: (i) the maximum price

which may be paid for an Ordinary Shares is the

higher of: a) an amount equal to not more than 5%

above the average of the middle market quotations for

 the Ordinary Shares taken from the London Stock

Exchange daily official list for the five business

days immediately preceding the day on which the

purchase is made [exclusive of expenses payable by

the Company]; and b) an amount equal to the higher of

 the price of the last independent trade of an

Ordinary Share and the highest current independent

bid for an Ordinary Share on the trading venue where

the purchase is carried out; ii) the minimum price

[exclusive of expenses] which may be paid for an

Ordinary Shares is 10p; [Authority expires the

earlier of the conclusion of the next AGM of the

Company]; the Company, before the expiry, may make a

contract to purchase ordinary shares which will or

PROPOSAL #S.10: Approve a general meeting of the                ISSUER            YES             FOR                  FOR

Company [other than an AGM] may be called on not less

 than 14 days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KEMIRA OYJ

  TICKER:                  N/A                 CUSIP:   X44073108

  MEETING DATE:      11/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Calling the meeting to order                           ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Election of the persons to confirm the         ISSUER             NO              N/A                  N/A

minutes and to supervise the counting of the votes

PROPOSAL #4.: Recording the legality of the meeting           ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Recording the attendance at the meeting        ISSUER             NO              N/A                  N/A

 and adoption of the list of votes

PROPOSAL #6.: Authorize the Board of directors to              ISSUER            YES             FOR                  FOR

decide on a share issue for consideration in such a

manner that the shareholders shall be entitled to

subscribe for new shares in proportion to their prior

 shareholding, in accordance the proposal, the Board

of Directors would have the right to decide upon the

offering to parties determined by the Board of

Directors of any shares that may remain unsubscribed

for pursuant to the shareholders pre-emptive

subscription right, a maximum amount of 65,000,000

new shares may be issued in the share issue, and to

determine the other terms and conditions of the share

 issue and the authorization of the Board of

Directors to issue shares shall be in force until

31st MAR 2010 and it does not revoke the share issue

authorization given by the AGM to the Board of

Directors on 8th APR 2009

PROPOSAL #7.: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KEMIRA OYJ, HELSINKI

  TICKER:                  N/A                 CUSIP:   X44073108

  MEETING DATE:      3/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Calling the meeting to order                             ISSUER             NO              N/A                  N/A

PROPOSAL #3: Election of the persons to confirm the          ISSUER             NO              N/A                  N/A

minutes and to supervise the counting of the votes

PROPOSAL #4: Recording the legality of the meeting             ISSUER             NO              N/A                  N/A

PROPOSAL #5: Recording the attendance at the meeting         ISSUER             NO              N/A                  N/A

and adoption of the list of votes

PROPOSAL #6: Presentation of the financial                          ISSUER             NO              N/A                  N/A

statements, the consolidated financial statements,

the report of the Board of Directors and the

Auditor's reports for 2009

PROPOSAL #7: Adopt the accounts                                              ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve the actions on profit or loss A)        ISSUER            YES             FOR                  FOR

 Board's proposal to pay dividend in Tikkurila Oyj

Shares 4 Kemira shares entitles to one tikkurila

share Board's proposal to authorize the Board to

decide on cash dividend of EUR 0,27 per share

PROPOSAL #9: Grant discharge from liability                         ISSUER            YES             FOR                  FOR

PROPOSAL #10: Approve the remuneration of Board                 ISSUER            YES             FOR                  FOR

Members

PROPOSAL #11.1: Approve the number of Board members           ISSUER            YES             FOR                  FOR

PROPOSAL #11.2: Election of the Board nomination                ISSUER            YES             FOR                  FOR

committee's proposal to re-elect E.Armstrong, J.

Laaksonen, W. Buchele, P.Paasikivi, K. Pehu-Lehtonen,

 J. Viinanen and to Elect K.Tuomas as the new Board

member

PROPOSAL #12: Approve the remuneration of the Auditor        ISSUER            YES             FOR                  FOR

PROPOSAL #13: Elect KPMG OY AB as the Auditor                      ISSUER            YES             FOR                  FOR

PROPOSAL #14: Authorize the Board to decide on                   ISSUER            YES             FOR                  FOR

acquiring Company's own shares

PROPOSAL #15: Authorize the Board to decide on                   ISSUER            YES             FOR                  FOR

issuing shares

PROPOSAL #16: Approve the Board's proposal for                   ISSUER            YES             FOR                  FOR

donation of EUR 500,000 to Aalto University foundation

PROPOSAL #17: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KENDA RUBBER INDUSTRIAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y4658X107

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #1.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #1.4: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #2.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial  statements

PROPOSAL #2.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

 proposed cash dividend: TWD 1.1 per share

PROPOSAL #2.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings  proposed stock dividend: 123

for 1,000 shares held

PROPOSAL #2.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #2.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement  and guarantee

PROPOSAL #2.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary  loans

PROPOSAL #3: Other issues and extraordinary motions           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KENEDIX, INC.

  TICKER:                  N/A                 CUSIP:   J3243N100

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to : Increase Authorized        ISSUER            YES             FOR                  FOR

 Capital to 2,400,000 shs.

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint Accounting Auditors                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KESA ELECTRICALS PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G5244H100

  MEETING DATE:      9/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Directors and        ISSUER            YES             FOR                  FOR

 the financial statements of the Company for the YE

30 APR 2009 together with the report of the Auditors

PROPOSAL #2.: Re-appoint PricewaterhouseCoopers LLP,         ISSUER            YES             FOR                  FOR

the retiring Auditors, and authorize the Directors to

 determine their remuneration

PROPOSAL #3.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the YE 30 APR 2009

PROPOSAL #4.: Declare a final dividend of 3.25 pence         ISSUER            YES             FOR                  FOR

per ordinary share

PROPOSAL #5.: Re-appoint Thierry Falque-Pierrotin as         ISSUER            YES         AGAINST           AGAINST

a Director, who retires under Article 83 of the

Company's Articles of Association

PROPOSAL #6.: Re-appoint David Newlands as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-appoint Bernard Dufau as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #S.8: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

relevant securities for the purpose of Section 80 of

the Companies Act 1985

PROPOSAL #S.9: Authorize the Company, to make                     ISSUER            YES             FOR                  FOR

political donations to political organizations; and

incur political expenditure

PROPOSAL #S.10: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

equity securities for cash in accordance with the

provisions of Section 95 of the Companies Act 1985

PROPOSAL #S.11: Grant authority to purchase the own          ISSUER            YES             FOR                  FOR

shares in accordance with Section 166 of the

Companies Act 1985

PROPOSAL #S.12: Approve to call the general meeting          ISSUER            YES             FOR                  FOR

other than an AGM on not less than 14 clear days

PROPOSAL #S.13: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company from 01 OCT 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KFC HOLDINGS (MALAYSIA) BHD

  TICKER:                  N/A                 CUSIP:   Y46974104

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the audited financial statements          ISSUER            YES             FOR                  FOR

of the Company for the YE 31 DEC 2009 and the reports

 of the Directors and Auditors thereon

PROPOSAL #2: Approve the payment of a final dividend         ISSUER            YES             FOR                  FOR

of 16 sen less 25% Malaysian income tax per share

PROPOSAL #3: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

in respect of the FYE 31 DEC 2009

PROPOSAL #4: Re-elect Jamaludin bin Md Ali as a                 ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Article 89 of the

Company's Articles of Association

PROPOSAL #5: Re-elect Hassim bin Baba as a Director,         ISSUER            YES             FOR                  FOR

who retires pursuant to Article 89 of the Company's

Articles of Association

PROPOSAL #6: Re-elect Datin Paduka Siti Sa'diah binti        ISSUER            YES             FOR                  FOR

 Sheikh Bakir as a Director, who retires pursuant to

Article 96 of the Company's Articles of Association

PROPOSAL #7: Re-appoint Messrs KPMG as the Auditors          ISSUER            YES             FOR                  FOR

of the Company and authorize the Directors to fix

their remuneration

PROPOSAL #8: Authorize the Directors, subject always         ISSUER            YES             FOR                  FOR

to the Act, Articles of Association of the Company

and approvals from the Bursa Malaysia Securities

Berhad and other governmental or regulatory

authorities, where such approvals shall be necessary,

 and pursuant to Section 132D of the Act, from time

to time, to issue and allot ordinary shares from the

un-issued share capital of the Company upon such

terms and conditions and at such times as may be

determined by the Directors of the Company to be in

the interest of the Company provided always that the

aggregate number of shares to be issued pursuant to

this Resolution shall not exceed 10% of the issued

share capital for the time being of the Company

PROPOSAL #9: Authorize the Company, subject to the            ISSUER            YES             FOR                  FOR

Companies Act 1965 (the Act), rules, regulations and

orders made pursuant to the Act, provisions of the

Company's Memorandum and Articles of Association and

the Listing Requirements of Bursa Malaysia Securities

 Berhad (Bursa Securities) and any other relevant

authorities, to purchase and/or hold such amount of

ordinary shares of MYR 1.00 each in the Company's

issued and paid-up share capital (Proposed Share Buy-

Back Authority) through Bursa Securities upon such

terms and conditions as the Directors may deem fit in

 the interest of the Company provided that: (a) the

aggregate number of shares so purchased and/or held

pursuant to this ordinary resolution (Purchased

Shares) does not exceed 10% of the total issued and

paid-up share capital of the Company at any one time;

 CONTD

PROPOSAL #10: Authorize the Company, its subsidiaries        ISSUER            YES             FOR                  FOR

 or any of them, in line with Paragraph 10.09 of the

Listing Requirements of the Bursa Securities, to

enter into any of the transactions falling within the

 types of the Recurrent Related Party Transaction,

particulars of which are set out in the Circular to

Shareholders dated 06 April 2010, with the Related

Parties as described therein, provided that such

transactions are of revenue and/or trading nature,

which are necessary for the day-to-day operations of

the Company and/or its subsidiaries, within the

ordinary course of business of the Company and/or its

 subsidiaries, made on an arm's length basis and on

normal commercial terms which those generally

available to the public and are not detrimental to

the minority shareholders of the Company; CONTD

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KIATNAKIN BANK PUBLIC COMPANY LTD, PATHUM WAN

  TICKER:                  N/A                 CUSIP:   Y47675114

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the minutes of the AGM for 2009         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Acknowledge the bank's activities for            ISSUER            YES             FOR                  FOR

2009

PROPOSAL #3: Approve the financial statements for the        ISSUER            YES             FOR                  FOR

 year ended 31 DEC 2009

PROPOSAL #4: Approve the allocation of 2009 operating        ISSUER            YES             FOR                  FOR

 profits and payment of dividend

PROPOSAL #5: Election of the Directors in place of            ISSUER            YES             FOR                  FOR

the Directors who retires by rotation

PROPOSAL #6: Approve the remuneration for the Board          ISSUER            YES             FOR                  FOR

of Directors for 2010

PROPOSAL #7: Appoint the Auditors and approve to fix         ISSUER            YES             FOR                  FOR

their remuneration

PROPOSAL #8: Approve the cancellation of the issuance        ISSUER            YES             FOR                  FOR

 of not more than 25,000,000 units of warrants for

allotment to Directors and/or employees of the bank

and/or its subsidiaries  Esop warrants  and

cancellation of the allotment of the 25,000,000 newly

 issued ordinary shares from capital increase, in

order to reserve for the exercise of the right of the

 Esop warrants which were approved by the resolution

of the AGM of shareholders for 2008, but has not been

 issued and offered

PROPOSAL #9: Approve the decrease of the registered          ISSUER            YES             FOR                  FOR

capital of the bank by cancellation of unsold

registered shares

PROPOSAL #10: Amend the Clause 4 of the bank's                   ISSUER            YES             FOR                  FOR

Memorandum of Association in order to facilitate the

decrease in registered capital of the bank

PROPOSAL #11: Approve the issuance of not more than          ISSUER            YES             FOR                  FOR

26,000,000 units of warrants for allotment to the

Directors and/or employees of the bank and/or its

subsidiaries  esop warrant

PROPOSAL #12: Approve the increase in the bank's                ISSUER            YES             FOR                  FOR

registered capital

PROPOSAL #13: Amend the Clause 4 of the bank's                   ISSUER            YES             FOR                  FOR

Memorandum of Association in order to facilitate the

capital increase requirement

PROPOSAL #14: Approve the allotment of the bank's              ISSUER            YES             FOR                  FOR

newly issued ordinary shares

PROPOSAL #15: Other matters  if any                                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KIER GROUP PLC, BEDFORDSHIRE

  TICKER:                  N/A                 CUSIP:   G52549105

  MEETING DATE:      11/7/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts for the year to 30        ISSUER            YES             FOR                  FOR

 JUN 2009 together with the reports of the Directors'

 and the Auditors thereon

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES         AGAINST           AGAINST

report

PROPOSAL #3.: Declare a final dividend of 37.0 pence         ISSUER            YES             FOR                  FOR

per ordinary share for the YE 30 JUN 2009

PROPOSAL #4.: Elect Mr. N. P. Winser as a Director             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Re-elect Miss. D. E. Mattar as a                   ISSUER            YES         AGAINST           AGAINST

Director, who retires by rotation

PROPOSAL #6.: Re-elect Mr. M. P. Sheffield as a                 ISSUER            YES         AGAINST           AGAINST

Director, who retires by rotation

PROPOSAL #7.: Re-elect Mr. P. M. White as a Director,        ISSUER            YES         AGAINST           AGAINST

 who retires by rotation

PROPOSAL #8.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES             FOR                  FOR

Auditors and authorize the Directors to determine

their remuneration

PROPOSAL #9.: Authorize the Directors in substitution        ISSUER            YES             FOR                  FOR

 for all previous authorities and in accordance with

Section 551 of the 2006 Companies Act [the 2006 Act],

 to allot shares in the Company up to an aggregate

nominal amount of GBP 124,072; and to allot equity

securities [within the meaning of Section 560 of the

2006 Act] in connection with a rights issue in favour

 of Ordinary shareholders where the equity securities

 respectively attributable to the interests of all

Ordinary shareholders are proportionate [as nearly as

 may be] to the respective numbers of Ordinary shares

 held by them up to an aggregate nominal amount of

GBP 248,144 [after deducting from such limit any

shares allotted under this Resolution]; [Authority

expires at the next AGM of the Company]; and the

Directors may allot relevant securities after the

expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry

PROPOSAL #S.10: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the passing of the Resolution above, and in

accordance with Section 570 of the 2006 Act, to allot

 equity securities [Section 560 of the 2006 Act],

pursuant to the authority conferred by the Resolution

 above, as if Section 561(1) of the 2006 Act did not

apply to any such allotment, provided that this power

 shall be limited to the allotment of equity

securities: i) in connection with a rights issue in

favor of ordinary shareholders; ii) up to an

aggregate nominal amount of GBP 18,611; [Authority

expires at the conclusion of the next AGM of the

Company]; and the Directors may allot equity

securities after the expiry of this authority in

pursuance of such an offer or agreement made prior to

PROPOSAL #S.11: Amend the Memorandum of Association          ISSUER            YES             FOR                  FOR

of the Company, in accordance with the document

produced to the meeting, by deleting all the

provisions contained therein which by virtue of the

2006 Act, are to be treated as provisions of the

Company's Articles of Association; and adopt the new

Articles of Association of the Company as specified

PROPOSAL #S.12: Approve that a general meeting other         ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 clear

day's notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KIM ENG HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Y4790S107

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

(on a poll taken) to make purchases (whether by way

of market purchases or off-market purchases on an

equal access scheme) from time to time of up to 10%

of the total number of ordinary shares in the capital

 of the Company (excluding any ordinary shares held

as treasury shares) as at the date of this Resolution

 or as at the date of the last AGM of the Company

(whichever is the higher) at any price up to but not

exceeding the Maximum Price (as defined in the

Guidelines on Share Purchases (the Guidelines) set

out in the Appendix to the Circular to Shareholders

of the Company dated 01 APR 2010 in accordance with

the Guidelines; and Authority will expires until the

date on which the next AGM of the Company is held or

is required by law to be held, whichever is the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KIM ENG HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Y4790S107

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited Accounts         ISSUER            YES             FOR                  FOR

for the FYE 31 DEC 2008 together with the Directors

report and the Auditors report thereon

PROPOSAL #2.: Declare a Final [tax-exempt one-tier]          ISSUER            YES             FOR                  FOR

dividend of 8 cents per ordinary share for the FYE 31

 DEC 2008

PROPOSAL #3.: Approve the Directors fees of SGD                 ISSUER            YES             FOR                  FOR

422,000 [2008: SGD 327,000] for the FYE 31 DEC 2008

PROPOSAL #4.: Re-elect Mr. Gerald Maxmillian Minjoot         ISSUER            YES             FOR                  FOR

as a Director, who retires under Article 107 of the

Articles of Association of the Company

PROPOSAL #5.: Re-elect Mr. Lau Wai Kwok as a Director        ISSUER            YES             FOR                  FOR

 who retires under Article 107 of the Articles of

Association of the Company

PROPOSAL #6.: Re-elect Mr. Hwang, Wei Cherng as a              ISSUER            YES             FOR                  FOR

Director who retires under Article 117 of the

Articles of Association of the Company

PROPOSAL #7.: Re-appoint Mr. Lim Jit Poh as a                     ISSUER            YES             FOR                  FOR

Director of the Company pursuant Section (153) (6) of

 the Companies act Chapter 50, hold office until the

next AGM

PROPOSAL #8.: Re-appoint PricewaterhouseCoopers as            ISSUER            YES             FOR                  FOR

the Auditors of the Company and authorize the

Directors to fix their remuneration

PROPOSAL #9.: Authorize the Directors, pursuant to            ISSUER            YES             FOR                  FOR

Section 161 of the Companies Act, Chapter 50 and the

Listing Manual of the Singapore Exchange Securities

Trading Limited[SGX-ST], at any time to such persons

and upon such terms and conditions and for such

purposes as the Directors may in their absolute

discretion deem fit issue shares in the capital of

the Company whether by way of rights, bonus or

otherwise; make or grant offers, agreements or

options [collectively, Instruments] that might or

would require shares to be issued or other

transferable rights to subscribe for or purchase

shares [collectively Instruments] including but not

limited to the creation and issue of warrants,

debentures or other instruments convertible into

shares; issue additional instruments arising

adjustments made to the number of instruments

previously issued in the events of rights, bonus or

capitalization issues; and [notwithstanding that the

authority conferred by the shareholders may have

ceased to be in force] issue shares in pursuance to

any instrument made or granted by the Directors while

 the authority was in force, provided always that the

 aggregate number of shares to be issued pursuant to

this resolution [including shares to be issued in

pursuance of instruments made or granted pursuant to

this resolution] does not exceed 50% of the total

number of issued shares excluding treasury shares of

which the aggregate number of shares [including

shares to be issued in pursuance of instruments made

or granted pursuant to this resolution] to be issued

other than on pro-rata basis to share holders of the

Company does not exceed 20% of the total number of

issued shares excluding treasury shares and for the

purpose of this resolution the total number of issued

 shares excluding treasury shares shall be the

Company’s total number of issued shares

excluding treasury shares at the time this resolution

 is passed, after adjusting for; new shares arising

from the conversion or exercise of convertible

securities, or new shares arising from exercising

share options or vesting of share awards outstanding

or subsisting at the time this resolution is passed

provided the options or awards were granted in

compliance with Part VIII of Chapter 8 of the Listing

 Manual of the SGX-ST, and any subsequent bonus

issue, consolidation or subdivision of the Company's

shares, and [Authority shall expires until the

conclusion of the next AGM or the date by which the

next AGM of the Company is required by law to be

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KIM ENG SECURITIES (THAILAND) PUBLIC COMPANY LIMIT

  TICKER:                  N/A                 CUSIP:   Y47922110

  MEETING DATE:      3/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the minutes of the AGM 2009                    ISSUER            YES             FOR                  FOR

PROPOSAL #2: Acknowledge the report on the Company's         ISSUER            YES             FOR                  FOR

performance for the year 2009

PROPOSAL #3: Approve the financial statements for the        ISSUER            YES             FOR                  FOR

 YE 31 DEC 2009

PROPOSAL #4: Approve the appropriation of retained            ISSUER            YES             FOR                  FOR

earning and the distribution of dividend

PROPOSAL #5: Appointment of the Directors in place of        ISSUER            YES         AGAINST           AGAINST

 those retiring by rotation

PROPOSAL #6: Amend the powers of the authorized                 ISSUER            YES             FOR                  FOR

Directors of the Company

PROPOSAL #7: Approve to fix the Directors'                          ISSUER            YES             FOR                  FOR

remuneration

PROPOSAL #8: Appointment of the Company's Auditors            ISSUER            YES             FOR                  FOR

and approve to fix the Auditors

PROPOSAL #9: Other issue (if any)                                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KINDOM CONSTRUCTION CO LTD

  TICKER:                  N/A                 CUSIP:   Y4792R107

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The revision to the rules of the board        ISSUER             NO              N/A                  N/A

 meeting

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

asset acquisition or disposal

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B71.1: Election of Yu-Te Investment Co.,            ISSUER            YES             FOR                  FOR

Ltd, Shareholder No.: 71, Representative: Ma,Yu-Shan

as a Director

PROPOSAL #B71.2: Election of Yu-Te Investment Co.,            ISSUER            YES             FOR                  FOR

Ltd. Shareholder No.: 71, Representative:

Tseng,Ching-Sung as a Director

PROPOSAL #B71.3: Election of Yu-Te Investment Co.,            ISSUER            YES             FOR                  FOR

Ltd. Shareholder No.: 71, Representative: Hung,Chin-

Chin as a Director

PROPOSAL #B71.4: Election of Yu-Te Investment Co.,            ISSUER            YES             FOR                  FOR

Ltd. Shareholder No.: 71, Representative: Ma,Shao-

Ling as a Director

PROPOSAL #B71.5: Election of Yu-Te Investment Co.,            ISSUER            YES             FOR                  FOR

Ltd. Shareholder No.: 71, Representative: Chen,Ming

as a Director

PROPOSAL #B72.1: Election of Liu,Mei-Chu, Shareholder        ISSUER            YES             FOR                  FOR

 No.: 2 as a Supervisor

PROPOSAL #B72.2: Election of Chieh,Chun Investment            ISSUER            YES             FOR                  FOR

Co., Ltd, Shareholder No.: 24507, Representative:

Shen,Cheng-I as a Supervisor

PROPOSAL #B.8: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KING SLIDE WORKS CO LTD

  TICKER:                  N/A                 CUSIP:   Y4771C105

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 Audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of the local unsecured                ISSUER             NO              N/A                  N/A

convertible corporate bonds

PROPOSAL #A.4: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 5 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings, staff bonus; proposed stock

dividend: 50 shares for 1,000 shares held

PROPOSAL #B.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans, endorsement and guarantee

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KING YUAN ELECTRONICS CO LTD

  TICKER:                  N/A                 CUSIP:   Y4801V107

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 Audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #A.5: The status of terminate to split the          ISSUER             NO              N/A                  N/A

memory testing business department to Jing Bao Tech

Company Ltd.

PROPOSAL #B.1: Receive the 2009 business report and          ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit of year 2009

PROPOSAL #B.3: Approve the revision to the procedutes        ISSUER            YES             FOR                  FOR

 of asset aquisition or disposal

PROPOSAL #B.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KINGBOARD LAMINATES HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G5257K107

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 and the Directors' report and the Independent

Auditor's report thereon for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.A: Re-elect Mr. Cheung Kwok Keung as an          ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #3.B: Re-elect Mr. Cheung Kwok Ping as an            ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #3.C: Re-elect Mr. Cheung Ka Ho as an                   ISSUER            YES         AGAINST           AGAINST

Executive Director of the Company

PROPOSAL #3.D: Re-elect Mr. Zhou Pei Feng  as an                ISSUER            YES             FOR                  FOR

Executive Director of the   Company

PROPOSAL #3.E: Re-elect Mr. Mok Yiu Keung, Peter  as         ISSUER            YES             FOR                  FOR

an Independent            Non-Executive Director of

the Company

PROPOSAL #3.F: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to fix the Directors remuneration

PROPOSAL #4: Re-appoint the Auditor and authorize the        ISSUER            YES             FOR                  FOR

 Board of Directors to fix     their remuneration

PROPOSAL #5.A: Authorize the Directors of the Company        ISSUER            YES         AGAINST           AGAINST

  Directors  to allot, issue or otherwise deal with

additional shares of the Company  Shares  or

securities convertible into Shares, or options,

warrants or similar rights to subscribe for any

Shares, and to make or grant offers, agreements and

options which might require the exercise of such

power be and is hereby generally and unconditionally

during and after the end of the relevant period, not

exceeding 20% of the aggregate nominal of the issued

share capital of the Company otherwise than pursuant

to: i) a Rights Issue; ii) the exercise of rights of

subscription or conversion under the terms of any

warrants issued by the Company or any securities

which are convertible into Shares; iii) the exercise

of any option scheme or similar CONTD

PROPOSAL #5.B: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

  Directors  during the relevant period to repurchase

 shares of the Company  Shares  or securities

convertible into Shares on The Stock Exchange of Hong

 Kong Limited  Stock Exchange  or on any other stock

exchange on which the securities of the Company may

be listed and recognized for this purpose by the

Securities and Futures Commission of Hong Kong and

the Stock Exchange under the Hong Kong Code on Share

Repurchases and, subject to and in accordance with

all applicable laws and regulations, the aggregate

nominal amount of the securities which may be

PROPOSAL #5.C: Approve, conditional upon the passing         ISSUER            YES             FOR                  FOR

of Resolutions 5A and 5B, the general mandate granted

 to the Directors of the Company to allot, issue or

otherwise deal with shares of the Company pursuant to

 Resolution 5A above be extended by the addition to

the aggregate nominal amount of the shares of the

Company of an amount representing the aggregate

nominal amount of the share capital of the Company

repurchased by the Company under the authority

granted pursuant to Resolution 5B above, provided

that such amount shall not exceed 10% of the

aggregate nominal amount of the share capital of the

Company in issue at the date of the passing of this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KINGBOARD LAMINATES HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G5257K107

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the continuing connected                     ISSUER            YES             FOR                  FOR

transaction contemplated by the Drill Bits Agreement

and the Proposed Annual Caps (such terms shall have

the meaning as defined in the circular to the

shareholders of the Company dated 27 MAY 2010) and

authorize any Director of the Company to do, approve

and transact all such acts and things as they may in

their discretion consider necessary or desirable in

connection therewith

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KING'S TOWN CONSTRUCTION CO LTD

  TICKER:                  N/A                 CUSIP:   Y9532U104

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of establishing                            ISSUER             NO              N/A                  N/A

construction contract with affiliated company or

PROPOSAL #A.5: The revision to the rules of the board        ISSUER             NO              N/A                  N/A

 meeting

PROPOSAL #A.6: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

Proposed Cash Dividend: TWD 0.2 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR
Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

asset acquisition or disposal

PROPOSAL #B.5: Approve to revise procedures of                   ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.6: Approve to revise procedures of                   ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.7: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings, proposed stock dividend: 80

shares for 1,000 shares held

PROPOSAL #B.8: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KING'S TOWNBANK

  TICKER:                  N/A                 CUSIP:   Y59448103

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The publication of local regulations           ISSUER             NO              N/A                  N/A

PROPOSAL #A.5: The status of assets impairment                    ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution           ISSUER            YES             FOR                  FOR

PROPOSAL #B.3: Approve the establishment to the                 ISSUER            YES             FOR                  FOR

authority rule of the Supervisors

PROPOSAL #B.4: Approve the issuance of new shares via        ISSUER            YES             FOR                  FOR

 private placement or corporate bonds under quota

200,000,000 shares or TWD 2,000,000,000

PROPOSAL #B.5: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         ABSTAIN               FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KINGSGATE CONSOLIDATED LTD

  TICKER:                  N/A                 CUSIP:   Q5318K103

  MEETING DATE:      11/9/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Peter McAleer as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with the Company's Constitution and the

ASX Listing Rules

PROPOSAL #2.: Adopt the Director's remuneration                 ISSUER            YES         AGAINST           AGAINST

report for the YE 30 JUN 2009 for the purpose of the

Corporations Act 2001

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KINGSOFT CORPORATION LTD

  TICKER:                  N/A                 CUSIP:   G5264Y108

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and approve the audited                       ISSUER            YES             FOR                  FOR

consolidated financial statements and the report of

the Directors and the Independent Auditors' report

for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Re-elect Mr. Kau Pak Kwan as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Re-election of Mr. Lei Jun as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.3: Re-election of Mr. Zou Tao as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.4: Re-election of Mr. Cheung Shuen Lung          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #3.5: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Directors' remuneration

PROPOSAL #4: Re-appoint the Auditors and authorize            ISSUER            YES             FOR                  FOR

the Board of Directors to fix the Auditors'

PROPOSAL #5: Authorize the Directors to issue new              ISSUER            YES             FOR                  FOR

shares of the Company

PROPOSAL #6: Authorize the Directors to repurchase            ISSUER            YES             FOR                  FOR

shares of the Company

PROPOSAL #7: Approve to extend the general mandate to        ISSUER            YES             FOR                  FOR

 be given to the Directors to issue shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KINGSPAN GROUP PLC

  TICKER:                  N/A                 CUSIP:   G52654103

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the financial                       ISSUER            YES             FOR                  FOR

statements and the reports of the Directors and the

Auditors for the YE 31 DEC 2009

PROPOSAL #2.A: Re-elect Mr. Noel Crowe who, in                   ISSUER            YES         AGAINST           AGAINST

accordance with the Articles of Association of the

Company, retires by rotation

PROPOSAL #2.B: Re-elect Mr. Tony McArdle who, in                ISSUER            YES         AGAINST           AGAINST

accordance with the Articles of Association of the

Company, retires by rotation

PROPOSAL #2.C: Re-elect Ms. Helen Kirkpatrick who, in        ISSUER            YES         AGAINST           AGAINST

 accordance with the Articles of Association of the

Company, retires by rotation

PROPOSAL #2.D: Re-elect Mr. Eugene Murtagh, being a          ISSUER            YES         AGAINST           AGAINST

Non-Executive Director who having served on the Board

 for more than 9 years

PROPOSAL #2.E: Re-elect Mr. Danny Kitchen, being a            ISSUER            YES             FOR                  FOR

Non-Executive Director who having served on the Board

 for more than 9 years retires

PROPOSAL #3: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

remuneration of the Auditors for the YE 31 DEC 2010

PROPOSAL #S.4: Authorize the Directors generally and         ISSUER            YES             FOR                  FOR

unconditionally, to allot relevant securities within

the meaning of Section 20 of the Companies

[Amendment] Act, 1983 up to an amount equal to the

authorized but as yet unissued share capital of the

Company at the close of business on the date of the

passing of this resolution; [Authority expires at the

 conclusion of the next AGM of the Company after the

date of the passing of this resolution] unless

previously renewed, varied or revoked by the Company

in general meeting provided however that the Company

may make an offer or agreement before the expiry of

this authority which would or might require relevant

securities to be allotted after this authority has

expired and the Directors may allot relevant

securities in pursuance of any such offer or

agreement as if the authority conferred hereby had

PROPOSAL #s.5: Authorize the Directors, pursuant to          ISSUER            YES             FOR                  FOR

Section 24 of the Companies [Amendment] Act, 1983 to

allot equity securities [within the meaning of

Section 23 of the Act] pursuant to the authority

conferred by Resolution 4 above as if subsection (1)

of the said Section 23 did not apply to any such

allotment provided that this power shall be limited:

(a) to the allotment of equity securities in

connection with a rights issue, open offer or other

invitation to or in favour of the holders of ordinary

 shares where the equity securities respectively

attributable to the interests of such holders are

proportional [as nearly as may be] to the respective

numbers of ordinary shares held by them but subject

to such exclusions or other arrangements as the

Directors may deem necessary or expedient to deal

with legal or practical problems in respect of

overseas shareholders, fractional entitlements or

otherwise; and (b) to the allotment of equity

securities up to an amount equal to 5% of the

aggregate nominal value of the Company's issued

ordinary share capital at the close of business on

the date of passing of this resolution, [Authority

expires at the conclusion of the next AGM of the

Company after the date of the passing of this

resolution] save that the Company may, before such

expiry, make an offer or agreement which would or

might require equity securities to be allotted after

such expiry and the Directors may allot equity

securities in pursuance of such offer or agreement as

PROPOSAL #S.6: Authorize the Company and/or any                 ISSUER            YES             FOR                  FOR

subsidiary [as defined by Section 155 of the

Companies Act, 1963] to make market purchases [as

defined by Section 212 of the Companies Act, 1990] of

 shares of any class in the Company on such terms and

 conditions and in such manner as the Directors may

determine from time to time but subject to the

provisions of the Companies Act, 1990 and to the

following restrictions and provisions: (a) the

aggregate nominal value of the Shares authorized to

be acquired pursuant to the terms of this resolution

shall not exceed 10% of the aggregate nominal value

of the issued share capital of the Company as at the

close of business on the date of the passing of this

resolution; and (b) the minimum price which may be

paid for any Share shall be an amount equal to the

nominal value thereof; and (c) the maximum price

which may be paid for any Share [a Relevant Share]

shall be an amount equal to 105% of the average of

the 5 amounts resulting from determining whichever of

 the following ((i), (ii) or (iii) specified below]

in relation to the Shares of the same class as the

Relevant Share shall be appropriate for each of the 5

 days immediately preceding the day on which the

Relevant Share is purchased, as determined from the

information published in the Irish Stock Exchange

Daily Official List reporting the business done on

each of those 5 business days: i) if there shall be

more than one dealing reported for the day, the

average of the prices at which such dealing took

place; or (ii) if there shall be only one dealing

reported for the day, the price at which such dealing

 took place; or (iii) if there shall not be any

dealing reported for the day, the average of the

closing bid and offer prices for that day and if

there shall be only a bid [but not an offer] price or

 an offer [but not a bid] price reported, or if there

 shall not be any bid or offer price reported, for

any particular day's then that day shall not count as

 one of the said 5 business days for the purposes of

determining the maximum price; if the means of

providing the foregoing information as to dealings

and prices by reference to which the maximum price is

 to be determined is altered or is replaced by some

other means, then a maximum price shall be determined

 on the basis of the equivalent information published

 by the relevant authority in relation to dealings on

 the Irish Stock Exchange or its equivalent; (d) if

the London Stock Exchange is prescribed as a

recognized stock exchange for the purposes of Section

 212 of the Companies Act, 1990 then, with effect

from the close of business of the day on which the

London Stock Exchange is so prescribed, the authority

 conferred by this resolution shall include authority

 to make market purchases of Shares on the London

Stock Exchange, provided that (a) any such purchase

shall be subject to any requirements of the laws of

the United Kingdom of Great Britain and Northern

Ireland as shall apply thereto and (b) the maximum

price which may be paid for any Shares so purchased

PROPOSAL #S.7: Approve, subject to the passing of              ISSUER            YES             FOR                  FOR

Resolution 6 as Special Business before this meeting,

 for the purposes of Section 209 of the Companies

Act, 1990, the re-issue price range at which ordinary

 shares having a par value of 0.13c in the capital of

 the Company held as treasury shares [as defined by

the said Section 209] [Treasury Shares] may be re-

issued off-market shall be as follows: (a) the

maximum price at which a Treasury Share may be re-

issued off-market shall be an amount equal to 120% of

 the appropriate price; and (b) the minimum price at

which a Treasury Share may be re-issued off-market

shall be an amount equal to 95% of the appropriate

price; for the purposes of this resolution the

expression appropriate price; shall mean an amount

equal to the average of the 5 amounts resulting from

determining whichever of the following ((i), (ii) or

(iii) specified below) in relation to Shares of the

same class as the Treasury Share being re-issued

shall be appropriate for each of the 5 business days

immediately preceding the day on which the Treasury

Share is re-issued as determined from the information

 published in the Irish Stock Exchange Daily Official

 List reporting the business done on each of those 5

business days: (i) if there shall be more than one

dealing reported for the day, the average of the

prices at which such dealings took place; or (ii) if

there shall be only one dealing reported for the day,

 the price at which such dealing took place; or (iii)

 if there shall not be any dealing reported for the

day, the average of the bid and offer prices for that

 day; and if there shall be only a bid [but not an

offer] price or an offer [but not a bid] price

reported, or if there shall not be any bid or offer

price reported, for any particular day then that day

shall not count as one of the said 5 business days

for the purposes of determining the appropriate

price; if the means of providing the foregoing

information as to dealings and prices by reference to

 which the appropriate price is to be determined is

altered or is replaced by some other means, then the

appropriate price shall be determined on the basis of

 the equivalent information published by the relevant

 authority in relation to dealings on the Irish Stock

 Exchange or its equivalent; [Authority expires at

the conclusion of the next AGM of the Company after

the date of passing of this resolution] unless

previously varied or renewed in accordance with the

PROPOSAL #S.8: Authorize the Directors generally and         ISSUER            YES             FOR                  FOR

unconditionally, to call a general meeting, other

than an AGM or a meeting for the passing of a special

 resolution, on not less than 14 days'; notice;

[Authority expires at the conclusion of the next AGM

of the Company after the date of the passing of this

resolution]

PROPOSAL #S.9: Amend the Articles 1, 18, 21, 22, 60,         ISSUER            YES             FOR                  FOR

80, 83, 155, 156, 157, 160 and 165 of the Company's

Articles of Association in the manner more

particularly as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KINGWAY BREWERY HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G5267L103

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 of the Company  the Directors  and the Auditors of

the Company the Auditors  for the YE 31 DEC 2008

PROPOSAL #2.1: Re-elect Mr. Jiang Guoqiang as an                ISSUER            YES         AGAINST           AGAINST

Executive Director

PROPOSAL #2.2: Re-elect Mr. Koh Poh Tiong as a Non-           ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #2.3: Re-elect Mr. Sijbe Hiemstra as a Non-         ISSUER            YES         AGAINST           AGAINST

Executive Director

PROPOSAL #2.4: Re-elect Mr. Alan Howard Smith as a            ISSUER            YES             FOR                  FOR

Independent Non-Executive Director

PROPOSAL #2.5: Re-elect Mr. Felix Fong Wo as a                   ISSUER            YES             FOR                  FOR

Independent Non-Executive Director

PROPOSAL #2.6: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the remuneration of the Directors

PROPOSAL #3: Approve to determine the maximum number         ISSUER            YES         AGAINST           AGAINST

of Directors and grant authority for the appointment

of additional Directors

PROPOSAL #4: Re-appoint the Auditors and authorize            ISSUER            YES             FOR                  FOR

the Board of Directors to fix their remuneration

PROPOSAL #5: Approve to grant a general mandate to            ISSUER            YES             FOR                  FOR

the Directors to issue shares in the  Company

PROPOSAL #6: Approve to grant a general mandate to            ISSUER            YES             FOR                  FOR

the Directors to repurchase shares in  the Company

PROPOSAL #7: Approve to extend the general mandate            ISSUER            YES             FOR                  FOR

granted to the Directors to issue  shares by adding

the number of shares repurchased

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KINIK CO

  TICKER:                  N/A                 CUSIP:   Y4789C105

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations and the          ISSUER             NO              N/A                  N/A

2010 business plans

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.5per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4.1: Election of Pai, Yang-liang                       ISSUER            YES             FOR                  FOR

[ID/Shareholder No.: 5] as a Director

PROPOSAL #B.4.2: Election of Webster Co., LTD./Wu,            ISSUER            YES             FOR                  FOR

Chin-shun [ID/Shareholder No.: 1687] as a Supervisor

PROPOSAL #B.5: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.6: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KINPO ELECTRONICS INC

  TICKER:                  N/A                 CUSIP:   Y1063L108

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The business operation for the year            ISSUER             NO              N/A                  N/A

2009

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of the proposals submitted         ISSUER             NO              N/A                  N/A

by shareholders

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the offsetting deficit of year        ISSUER            YES             FOR                  FOR

 2009

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.5: Approve the procedures of endorsement         ISSUER            YES             FOR                  FOR

and guarantee

PROPOSAL #B.6: Approve the procedures of trading                ISSUER            YES             FOR                  FOR

derivatives

PROPOSAL #B.711: Election of HSU, Sheng-                              ISSUER            YES         AGAINST           AGAINST

Hsiung/shareholder no: 7 as a Director

PROPOSAL #B.712: Election of HSU, Sheng                               ISSUER            YES         AGAINST           AGAINST

Chieh/shareholder no: 183 as a Director

PROPOSAL #B.713: Election of Shen, Shyh-                              ISSUER            YES         AGAINST           AGAINST

Yong/shareholder no: 165545 as a Director

PROPOSAL #B.714: Election of Chen, Jui-                                ISSUER            YES         AGAINST           AGAINST

Tsung/shareholder no: 76 as a Director

PROPOSAL #B.715: Election of Chiang, Hsiao-                         ISSUER            YES         AGAINST           AGAINST

Chin/shareholder no. 340 as a Director

PROPOSAL #B.716: Election of Kuo, Hsien-                              ISSUER            YES         AGAINST           AGAINST

Min/shareholder no: 342 as a Director

PROPOSAL #B.717: Election of Chiu, Ping-                              ISSUER            YES         AGAINST           AGAINST

Ho/shareholder no: 341 as a Director

PROPOSAL #b.718: Election of Chen, Yee                                 ISSUER            YES         AGAINST           AGAINST

Chang/shareholder no: 23 as a Director

PROPOSAL #B.719: Election of Chen, Pei-                                ISSUER            YES         AGAINST           AGAINST

Yuan/shareholder no: 86 as a Director

PROPOSAL #B7110: Election of HSU, Chieh                               ISSUER            YES         AGAINST           AGAINST

Li/shareholder no: 324 as a Director

PROPOSAL #B7111: Election of Gempal Technology                   ISSUER            YES         AGAINST           AGAINST

Corporation/shareholder no: 118584 as a Director

PROPOSAL #B.721: Election of Ko, Charng-                              ISSUER            YES         AGAINST           AGAINST

Chyi/shareholder no: 34 as a Supervisor

PROPOSAL #B.722: Election of Chou, Yen-                                ISSUER            YES         AGAINST           AGAINST

Chia/shareholder no: 45 as a Supervisor

PROPOSAL #B.723: Election of Hsu, Wei-                                  ISSUER            YES         AGAINST           AGAINST

Yang/shareholder no: 278 as a Supervisor

PROPOSAL #B.8: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.9: Other business                                                  ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KINSUS INTERCONNECT TECHNOLOGY CORP

  TICKER:                  N/A                 CUSIP:   Y4804T109

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2.3 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of asset acquisition or disposal

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.7: Election of  Wu, Hui-Huang  [ID NO:            ISSUER            YES             FOR                  FOR

P100014516]  as a Director

PROPOSAL #B.8: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.9: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KINTETSU WORLD EXPRESS,INC.

  TICKER:                  N/A                 CUSIP:   J33384108

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KIRKLAND LAKE GOLD INC

  TICKER:                  N/A                 CUSIP:   49740P106

  MEETING DATE:      10/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to set the number of Directors         ISSUER            YES             FOR                  FOR

for the ensuing year at 6

PROPOSAL #2.1: Elect Bayley, Brian E. as a Director          ISSUER            YES             FOR                  FOR

for the ensuing year

PROPOSAL #2.2: Elect Dobson, D. Harry W. as a                     ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2.3: Elect Gabriel, Trevor M. as a Director        ISSUER            YES             FOR                  FOR

 for the ensuing year

PROPOSAL #2.4: Elect Hinchcliffe, Brian A. as a                 ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2.5: Elect Kostuik, S. Paul as a Director          ISSUER            YES             FOR                  FOR

for the ensuing year

PROPOSAL #2.6: Elect Milton, George A. as a Director         ISSUER            YES             FOR                  FOR

for the ensuing year

PROPOSAL #3.: Appoint PricewaterhouseCoopers LLP as          ISSUER            YES             FOR                  FOR

the Auditor for the ensuing year and authorize the

Board of Directors to approve the Auditor's

remuneration

PROPOSAL #4.: Ratify and approve the Company's Stock         ISSUER            YES             FOR                  FOR

Option Plan and the amendments thereto, including the

 addition of amendment provisions to the Plan, and

authorize the Directors to make such changes to the

Plan as may be required by the securities regulatory

authorities without further shareholder approval

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KISCO CORP

  TICKER:                  N/A                 CUSIP:   Y4800P101

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES         AGAINST           AGAINST

Articles of Incorporation

PROPOSAL #3: Election of the eight Inside Directors,         ISSUER            YES         AGAINST           AGAINST

three Outside Directors

PROPOSAL #4: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KISCO HOLDINGS

  TICKER:                  N/A                 CUSIP:   Y4806E100

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 54th Balance Sheet, Income          ISSUER            YES             FOR                  FOR

Statements and the proposed disposition of retained

earning

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Election of Messrs. Sehong Jang,                     ISSUER            YES             FOR                  FOR

Chanhyun Jeong Sangdon Jang, Byeongje Lee

PROPOSAL #4: Approve the remuneration limit of the            ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KISOJI CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J33609108

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KITZ CORPORATION

  TICKER:                  N/A                 CUSIP:   J34039115

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KIWOOM SECURITIES CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y4801C109

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment  to                   ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Election of 1 Executive Director and 4          ISSUER            YES         AGAINST           AGAINST

Outside  Directors

PROPOSAL #4: Election of Audit Committee Members: 1          ISSUER            YES         AGAINST           AGAINST

Executive Auditor, 2 outside Directors

PROPOSAL #5: Approve the limit of remuneration  for          ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KIYO HOLDINGS,INC.

  TICKER:                  N/A                 CUSIP:   J34728105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KIZOO AG, KARLSRUHE

  TICKER:                  N/A                 CUSIP:   D4808H104

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements and group annual report as well as the

report by the Board of Managing Directors pursuant to

 Sections 289(4) and 315(4) of the German Commercial

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distribution profit of EUR 143,335,242.26 as follows:

 the distributable profit shall be carried forward

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: Ebner Stolz Moenning Bachem GmbH + Co. KG,

PROPOSAL #6.: Renewal of the authorization to acquire        ISSUER            YES             FOR                  FOR

 own shares: the Company shall be authorized to

acquire own shares of up to 10% of its share capital

through the stock exchange or by way of a public

repurchase offer to all shareholders, at a price

neither more than 10% above nor more than 20% below

the market price of the shares, on or before 18 MAY

2015, the Board of Managing Directors shall be

authorized, with the consent of the Supervisory

Board, to retire the shares and to dispose of the

shares through the stock exchange or a public offer

PROPOSAL #7.: Resolution on the adjustment of the              ISSUER            YES             FOR                  FOR

Supervisory Board remuneration, and the corresponding

 amendment to the Articles of Association the

ordinary members of the Supervisory Board shall

receive an annual remuneration of EUR 10,000 the

Chairman shall receive EUR 20,000 and the Deputy

PROPOSAL #8.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association in connection with the Shareholder Rights

 Directive Implementation Law (ARUG) a) Section 17(2)

 shall be amended in respect of shareholders, meeting

 being convened within the statutory period, b)

Section 18(2) shall be amended in respect of

shareholders being entitled to participate and vote

at the shareholders, meeting if they register with

the Company by the sixth day prior to the meeting, c)

 Section 20(2) shall be amended in respect of

shareholders, voting rights being exercised by

proxies, those proxies shall be confirmed in written

form

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KLOECKNER & CO. SE, DUISBURG

  TICKER:                  N/A                 CUSIP:   D40376101

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 financial

year with the report of the Supervisory Board, the

group financial statements and group annual report as

 well as the report b y the Board of Management

Directors pursuant to Sect ions 289[4] and 315[4] of

the German Commercial Code

PROPOSAL #2.: Approve the appropriation of the                   ISSUER            YES             FOR                  FOR

distributable profit of EUR 17,699,907.99 as follows;

 the distributable profit shall be allocated to the

revenue reserves

PROPOSAL #3.: Ratify the acts of the Board of                     ISSUER            YES             FOR                  FOR

Managing Directors

PROPOSAL #4.: Ratify the acts of the Supervisory Board      ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Appointment of the Auditors for the 2          ISSUER            YES             FOR                  FOR

010 FY; KPMG AG, Berlin

PROPOSAL #6.: Authorization to the acquire own shares        ISSUER            YES             FOR                  FOR

 the Board of Managing Directors shall be authorized

to acquire shares of the Company of up to 10 % of its

 share capital, at prices not deviating more than 10

% from the market price of the shares, on or before

25 MAY 2015, the Boa rd of Management Directors shall

 be authorized to retire the shares, exclude

shareholders, subscription rights if the shares are

sold through the stock exchange and for residual

amounts or to dispose of the shares in a manner other

 than the stock exchange or a rights offering if the

shares are sold at a price not materially below their

 market price, to use the shares for acquisition

purposes and for the fulfillment of option or

PROPOSAL #7.: Authorization to issue convertible                ISSUER            YES         AGAINST           AGAINST

and/or warrant bonds the Board of Management

Directors shall be authorized, with the consent of

the Supervisory Board, to issue bearer bonds of up to

 EUR 500,000,000, with or without a fixed term and

conferring a conversion or opt ion right for shares

of the Company , on or before 25 MAY 2015,

shareholders shall be granted subscription rights,

except for the issue of bonds at a price not

materially below their theoretical market value, for

residual amounts, and in order to grant such rights

to holders of conversion and option rights

PROPOSAL #8.: Creation of contingent capital, and the        ISSUER            YES         AGAINST           AGAINST

 corresponding amendments to the Articles of

Association the 2008 contingent capital shall be

revoked, the Company's share capital shall be

increased by up to EUR 33,250,000 through the issue

of up to 13,300,000 new registered shares, insofar as

 conversion or option rights granted pursuant to item

 7 of this agenda are exercised

PROPOSAL #9.: Approve to adjustment of the existing          ISSUER            YES         AGAINST           AGAINST

contingent capital, and the corresponding amendment

to the Articles of Association the 2007 contingent

capital shall be increased to EUR 16,625,000 the 2009

 contingent capital shall also be increased to EUR

16,625,000

PROPOSAL #10.: Resolution on the creation of new                ISSUER            YES         AGAINST           AGAINST

authorized capital, and the corresponding amendments

to the articles of association the Board of

Management Directors shall be authorized, with the

consent of the Supervisory Board, to increase the

share capital by up to EUR 83,1 25,000 through the

issue of up to 33,250,000 new bearer shares against

payment in cash/or in kind, on or before 25 MAY 2015,

 shareholders shall be granted subscription rights,

except for residual amounts, for t he issue of shares

 at a price not materially below their market price,

for the granting of subscription rights to holders of

 option or conversion rights, and for the issue of

shares against payment in kind

PROPOSAL #11.: Revocation of the non-disclosure of            ISSUER            YES             FOR                  FOR

the remuneration for the Managing Directors

PROPOSAL #12.: Approve to discussion of the new                 ISSUER             NO              N/A                  N/A

remuneration system for the Managing Directors [No

resolution]

PROPOSAL #13.: Amend the Articles of Association in          ISSUER            YES             FOR                  FOR

connection with the Shareholder Rights Directive

Implementation Law [ARUG] 13.1 Section 16[2] shall be

 amended in respect of the right to vote being

exercised by proxies 13.2 Section 16[3] shall be

amended in respect of shareholders being authorized

to participate and exercise their rights by

electronic means13.3 Section 16[4] shall be amend ed

in respect of shareholders being authorized to vote

by electronic m eans13.4 Section 18 shall be amend ed

 in respect of the Board of Management Directors

being authorized to allow the audiovisual

PROPOSAL #14.: Approve the control and profit                     ISSUER            YES             FOR                  FOR

transfer agreement with the Company's wholly owned

subsidiary Becker Besitz GmbH, Duisburg

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KLOVERN AB

  TICKER:                  N/A                 CUSIP:   W2642U124

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Appointment of Stefan Dahlbo as the                ISSUER            YES             FOR                  FOR

Chairman of the meeting as proposed by

PROPOSAL #3: Approve the voting list                                     ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appointment of one or two persons to              ISSUER            YES             FOR                  FOR

check the minutes

PROPOSAL #5: Approve whether the meeting has been              ISSUER            YES             FOR                  FOR

duly called

PROPOSAL #6: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #7: Speech by the Chief Executive Officer             ISSUER            YES             FOR                  FOR

PROPOSAL #8: Presentation of the annual report and            ISSUER             NO              N/A                  N/A

the audit report and the consolidated statement of

income and the audit report for the group

PROPOSAL #9.A: Adopt the statement of income and                ISSUER            YES             FOR                  FOR

balance sheet and the consolidated statement of

income and consolidated balance sheet

PROPOSAL #9.B: Approve that a dividend of SEK 1.25            ISSUER            YES             FOR                  FOR

per share be paid to Shareholders and that the

remaining profit be carried forward

PROPOSAL #9.C: Grant discharge, from liability, to            ISSUER            YES             FOR                  FOR

the Board Members and the CEO

PROPOSAL #9.D: Approve that the record date as 23 APR        ISSUER            YES             FOR                  FOR

 2010, i.e., the date conferring entitlement to

dividend; if the AGM decides in accordance with the

proposal, it is expected that cash dividend will be

paid on Wednesday, 28 APR 2010

PROPOSAL #10: Approve that the Board shall consist of        ISSUER            YES             FOR                  FOR

 seven Members, which is unchanged compared with the

present number

PROPOSAL #11: Approve that a fee of SEK 875,000 be            ISSUER            YES             FOR                  FOR

paid to the Board, of which SEK 250,000 is to be paid

 to the Chairman of the Board and SEK 125,000 each to

 the other Members, which is unchanged compared with

the present fee; that no fee is to be paid to the CEO

 of Klovern; and that payment be made to the Auditors

 in accordance with approved invoices

PROPOSAL #12: Re-elect Rutger Arnhult, Stefan Dahlbo,        ISSUER            YES             FOR                  FOR

 Gustaf Hermelin, Anna-Greta Lundh, Lars Rosvall and

Fredrik Svensson and election of Lars-Goran

Pettersson to the Board; and election Stefan Dahlbo

as the Chairman of the Board

PROPOSAL #13: Adopt the principles for remuneration          ISSUER            YES             FOR                  FOR

and terms of employment of the Executive Management

PROPOSAL #14: Adopt the principles for the                          ISSUER            YES             FOR                  FOR

composition of a Nominations Committee

PROPOSAL #15: Authorize the Board, at the longest              ISSUER            YES             FOR                  FOR

until the next AGM, to acquire and transfer Klovern's

 own shares; this authorization is intended to enable

 the Company's capital requirements to be

continuously adapted and thus contribute to increased

 shareholder value, as well as to be able to transfer

 shares in connection with financing of any property

or company acquisitions, by payment with Klovern's

own shares; acquisition may take place through

purchase at Nasdaq OMX Nordic Exchange in Stockholm;

acquisition may take place of at most the number of

shares so that the Group's total shareholding after

acquisition corresponds to at most 10% of the total

number of shares issued by the Company; CONTD

PROPOSAL #16: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #17: Closure of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KNM GROUP BHD

  TICKER:                  N/A                 CUSIP:   Y4810F101

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive the Audited Financial Statements        ISSUER             NO              N/A                  N/A

 of the Company for the FYE 31 DEC 2009 and the

reports of the Directors and the Auditors

PROPOSAL #1: Re-elect Ir Lee Swee Eng as a Director,         ISSUER            YES             FOR                  FOR

who retires pursuant to Article 127 of the Company's

Articles of Association

PROPOSAL #2: Re-elect Lim Yu Tey as a Director, who          ISSUER            YES             FOR                  FOR

retires pursuant to Article 127 of the Company's

Articles of Association

PROPOSAL #3: Approve the Directors' fees of MYR                 ISSUER            YES             FOR                  FOR

713,750 for the FYE 31 DEC 2009

PROPOSAL #4: Re-appoint Messrs KPMG as the Auditors          ISSUER            YES             FOR                  FOR

of the Company and authorize the Directors to fix

their remuneration

PROPOSAL #5: Authorize the Directors, subject to the         ISSUER            YES             FOR                  FOR

Companies Act 1965 and the Articles of Association of

 the Company, pursuant to Section 132D of the

Companies Act 1965, to allot and issue shares in the

Company at any time and upon such terms and

conditions and for such purposes as the Directors

may, in their absolute discretion deem fit, provided

that the aggregate number of shares to be issued does

 not exceed 10% of the issued and paid-up share

capital of the Company for the time being and to

obtain the approval for the listing of and quotation

for the additional shares so issued on Bursa Malaysia

 Securities Berhad; and  Authority expires at the

conclusion of the next AGM of the Company

PROPOSAL #6: Authorize the Company, subject to the            ISSUER            YES             FOR                  FOR

Company's compliance with all the applicable rules,

regulations, orders and guidelines made pursuant to

the Companies Act 1965 (the Act), the Company's

Memorandum and Articles of Association and Bursa

Malaysia Securities Berhad (Bursa Securities) Main

Market Listing Requirements (Listing Requirements),

to purchase at any time such amount of ordinary

shares of MYR 0.25 each in the Company as may be

determined by the Directors of the Company from time

to time through Bursa Securities upon such terms and

conditions as the Directors in their absolute

discretion deem fit and expedient in the interest of

the Company (Proposed Share Buy-Back Mandate)

provided that: i) the aggregate number of ordinary

shares which may be purchased and/or held CONTD.

PROPOSAL #CONT: CONTD. as treasury shares by the                ISSUER             NO              N/A                  N/A

Company at any point of time pursuant to the Proposed

 Share Buy-Back Mandate shall not exceed 10% of the

total issued and paid-up share capital of the

Company; ii) the amount of funds to be allocated by

the Company pursuant to the Proposed Share Buy-Back

Mandate shall not exceed the retained earnings and/or

 share premium of the Company as at 31 DEC 2009; and

iii) the shares so purchased by the Company pursuant

to the Proposed Share Buy-Back Mandate may at the

discretion of the Directors be: a) retained as

treasury shares; and/or b) cancelled; and/or c)

resold on the market of Bursa Securities in

accordance to the Listing Requirements; and/or d)

distributed as dividends to the shareholders; CONTD.

PROPOSAL #CONT: CONTD. and /or e) in any other manner        ISSUER             NO              N/A                  N/A

 as prescribed by the Act, rules, regulations and

orders made pursuant to the Act and the Listing

Requirements and any other relevant authority for the

 time being in force;  Authority expires the earlier

of the conclusion of the next AGM of the Company, or

the expiration of the period within which the next

AGM is required to be held pursuant to section 143(1)

 of the Act (but must not extend to such extensions

as may be allowed pursuant to section 143(2) of the

Act) ; and authorize the Directors of the Company to

complete and do all such acts and things as they may

consider expedient or necessary to implement and give

 effect to the Proposed Share Buy-Back Mandate

PROPOSAL #7: Authorize the Company and/or its                     ISSUER            YES             FOR                  FOR

subsidiaries (KNM Group) to enter into all

arrangements and/or transactions involving the

interests of Directors, major shareholders or persons

 connected with the Directors and/or major

shareholders of KNM Group (Related Parties) as

specified provided that such arrangements and/or

transactions are: i) recurrent transactions of a

revenue or trading nature; ii) necessary for the day-

to-day operations; iii) carried out in the ordinary

course of business on normal commercial terms which

are not more favorable to Related Parties than those

generally available to the public; and iv) are not to

 the detriment of minority shareholders, (Proposed

Recurrent RPT Mandate); CONTD.

PROPOSAL #CONT: CONTD.  Authority expires the earlier        ISSUER             NO              N/A                  N/A

 of the conclusion of the next AGM of the Company, or

 the expiration of the period within which the next

AGM is required to be held pursuant to section 143(1)

 of the Companies Act 1965 (the Act)(but must not

extend to such extensions as may be allowed pursuant

to section 143(2) of the Act) ; and authorize the

Directors of the Company to complete and to do all

such acts and things (including executing all such

documents as may be required) as they may consider

expedient or necessary to give effect to the Proposed

 Recurrent RPT Mandate

PROPOSAL #S.1: Approve the alterations, modifications        ISSUER            YES             FOR                  FOR

 or additions to the Articles of Association of the

Company as specified

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOA CORPORATION

  TICKER:                  N/A                 CUSIP:   J34125104

  MEETING DATE:      6/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                   ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOENIG & BAUER AG, WUERZBURG

  TICKER:                  N/A                 CUSIP:   D39860123

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements and annual report, and the report

pursuant to Sections 289(4) and 315(4) of the German

PROPOSAL #2.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #3.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #4.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: KPMG AG, Nuremberg

PROPOSAL #5.: Resolution on the adjustment of the              ISSUER            YES             FOR                  FOR

Supervisory Board remuneration, and the corresponding

 amendment to the Articles of Association, the fixed

remuneration per member shall be increased to EUR

21,000 plus a variable remuneration of up to EUR

9,000, the Chairman shall receive twice and the

Deputy Chairman one and a half times the amounts

PROPOSAL #6.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association in connection with the Shareholder Rights

 Directive Implementation Law [ARUG] Section 12(3)

shall be amended in respect of shareholders

registering to attend shareholders meetings at least

six days in advance, Section 12(5) shall be amended

in respect of the shareholders being entitled to

exercise their voting rights by proxy

PROPOSAL #7.: Authorization to acquire own shares,            ISSUER            YES             FOR                  FOR

the Company shall be authorized to acquire own shares

 of up to 10% of its share capital, at prices not

deviating more than 5% from the market price of the

shares, on or before 16 DEC 2011, the Board of

Managing Directors shall be authorized to dispose of

the shares in a manner other than the stock exchange

or a rights offering if the shares are sold at a

price not materially below their market price

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOJIMA CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J34964106

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOLON ENGINEERING & CONSTRUCTION CO LTD, KWACHON

  TICKER:                  N/A                 CUSIP:   Y4818P101

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 50th B/S, I/S, and proposed         ISSUER            YES             FOR                  FOR

disposition of retained earning, cash dividend KRW

100 per ordinary share KRW 150 per Preference share

PROPOSAL #2: Election of Dongsu Kim, Gukhyun Jo as            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #3: Election of Gyujae Lee as the Auditor             ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the remuneration limit of the            ISSUER            YES             FOR                  FOR

Directors  KRW 3,000,000,000

PROPOSAL #5: Approve the remuneration limit of the            ISSUER            YES             FOR                  FOR

Auditors  KRW 300,000,000

PROPOSAL #6: Approve to change of severance payment          ISSUER            YES             FOR                  FOR

for the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOLON INDUSTRIES INC, KWACHON

  TICKER:                  N/A                 CUSIP:   Y48198108

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the split off                                       ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Amend the of Articles of Incorporation         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Elect the Directors: Won Jong-Heon                ISSUER            YES             FOR                  FOR

[External] Kim Yun Bae

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOMIPHARM INTERNATIONAL CO LTD, SHIHEUNG

  TICKER:                  N/A                 CUSIP:   Y4934W105

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.1: Election of Yang Yong-Jin as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Election of Moon Sung-Chul as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.3: Election of Kim Su-Jung as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Election of Yu Jung-Gi as a Director           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOMORI CORPORATION

  TICKER:                  N/A                 CUSIP:   J35931112

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                   ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2: Approve Continuance of the Policy                   ISSUER            YES         AGAINST           AGAINST

Regarding Large-scale Purchases of the Company's

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONECRANES PLC, HYVINKAA

  TICKER:                  N/A                 CUSIP:   X4550J108

  MEETING DATE:      8/31/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Calling the meeting to order                           ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Election of persons to scrutinize the          ISSUER             NO              N/A                  N/A

minutes and to supervise the counting of votes

PROPOSAL #4.: Recording the legality of the meeting           ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Recording the attendance at the meeting        ISSUER             NO              N/A                  N/A

 and adoption of the list of votes

PROPOSAL #6.: Authorize the Board to decide on                   ISSUER            YES             FOR                  FOR

issuance of shares and special rights entitling to

shares

PROPOSAL #7.: Authorize the Board to decide on                   ISSUER            YES             FOR                  FOR

repurchase and/or acceptance as pledge of Company's

own shares

PROPOSAL #8.: Authorize the Board to decide on                   ISSUER            YES             FOR                  FOR

transfer of Company's own shares

PROPOSAL #9.: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONECRANES PLC, HYVINKAA

  TICKER:                  N/A                 CUSIP:   X4550J108

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Calling the meeting to order                           ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Election of persons to scrutinize the          ISSUER             NO              N/A                  N/A

minutes and to supervise the counting

PROPOSAL #4.: Recording the legality of the meeting           ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Recording the attendance at the meeting        ISSUER             NO              N/A                  N/A

 and adoption of the list of votes

PROPOSAL #6.: Presentation of the annual accounts,            ISSUER             NO              N/A                  N/A

the report of the Board of Directors and the

auditor'S report for the year 2009

PROPOSAL #7.: Adoption of the annual accounts                      ISSUER             NO              N/A                  N/A

PROPOSAL #8.: The Board of Directors proposes to the         ISSUER            YES             FOR                  FOR

General Meeting that a dividend of EUR 0.90 per share

 be paid from the distributable assets of the parent

company. Dividend will be paid to shareholders who on

 the record date of the dividend payment 30 MAR 2010

are registered as shareholders in the Company's

shareholders' register maintained by Euroclear

Finland Ltd. The dividend shall be paid on 9 APR 2010

PROPOSAL #9.: Resolution on the discharge of the                ISSUER            YES             FOR                  FOR

members of the Board of Directors and the CEO from

liability

PROPOSAL #10.: The Nomination and Compensation                   ISSUER            YES             FOR                  FOR

Committee of the Board of Directors proposes to the

General Meeting that the annual remuneration payable

to the members of the Board of Directors to be

elected for a term of office ending at the end of the

 Annual General Meeting 2011 be the same as in 2009

as follows: Chairman of the Board EUR 100,000, Vice

Chairman of the Board EUR 64,000 and other Board

members EUR 40,000. The Committee furthermore

proposes that 40 per cent of the annual remuneration

be paid in Konecranes shares purchased on the market

on behalf of the Board members. The remuneration may

also be paid by transferring treasury shares based on

 the authorization given to the Board of Directors by

 the General Meeting. In case such purchase of shares

 cannot be carried out due to reasons related to

either the Company or a..contd..

PROPOSAL #11.: The Nomination and Compensation                   ISSUER            YES             FOR                  FOR

Committee of the Board of Directors proposes to the

General Meeting that the number of members of the

Board of Directors shall be eight (8)

PROPOSAL #12.: The Nomination and Compensation                   ISSUER            YES             FOR                  FOR

Committee of the Board of Directors proposes to the

General Meeting that of the current Board members Mr.

 Svante Adde, Mr. Tomas Billing, Mr. Kim Gran, Mr.

Stig Gustavson, Mr. Tapani Jarvinen, Mr. Matti

Kavetvuo, Ms. Malin Persson and Mr. Mikael

Silvennoinen be re-elected Board members for a term

of office ending at the end of the Annual General

Meeting 2011. All the candidates have been presented

in the press release given on 4 FEB 2010 and on the

Company's website www.konecranes.com. All the

candidates have given their consent to the election

PROPOSAL #13.: The Audit Committee of the Board of            ISSUER            YES             FOR                  FOR

Directors proposes to the General Meeting that the

remuneration for the auditor be paid according to the

 Auditor's reasonable invoice

PROPOSAL #14.: According to the Articles of                        ISSUER            YES             FOR                  FOR

Association, the auditors are elected to office until

 further notice. The Audit Committee of the Board of

Directors proposes to the General Meeting that Ernst

& Young Oy continues as the Company'S Auditor

PROPOSAL #15.: The Board of Directors proposes to the        ISSUER            YES             FOR                  FOR

 General Meeting that Section 9 of the Articles of

Association of the Company be amended so that notice

to the General Meeting shall be delivered no less

than three weeks before the General Meeting, however

no less than 9 days prior to the record date of the

General Meeting. The Board of Directors furthermore

proposes that the manner in which the notice to the

General Meeting shall be delivered be changed so that

 the notice, by decision by the Board of Directors,

can be delivered by publishing the notice on the

Company's website or in national newspapers or by

sending written notices to the shareholders by mail.

PROPOSAL #16.: Acquisitions have already for a long          ISSUER            YES             FOR                  FOR

time been a key element in Konecranes' strategy. The

current market situation may open up new interesting

M&A opportunities for the Company. In this

environment it may be in the interest of the Company

to be able to offer stock-for-stock for target

companies or otherwise arrange share issues, should

feasible opportunities arise. In this environment it

may also be in the interest of the Company and its

shareholders that own shares can be repurchased to

develop the Company's capital structure. It may also

be in the interest of the Company to be able to

accept own shares as pledge. In order to provide the

Company with means to act swiftly should feasible

opportunities arise, the Board of Directors

PROPOSAL #17.: The Board of Directors proposes to the        ISSUER            YES             FOR                  FOR

 General Meeting that the Board of Directors be

authorized to decide on the issuance of shares as

well as the issuance of special rights entitling to

shares referred to in chapter 10 section 1 of the

Finnish Companies Act as follows. The amount of

shares to be issued based on this authorization shall

 not exceed 9,000,000 shares, which corresponds to

approximately 14.5 % of all of the shares in the

Company. The Board of Directors decides on all the

conditions of the issuance of shares and of special

rights entitling to shares. The issuance of shares

and of special rights entitling to shares may be

carried out in deviation from the

PROPOSAL #18.: The Board of Directors proposes to the        ISSUER            YES             FOR                  FOR

 General Meeting that the Board of Directors be

authorized to decide on the repurchase of the

Company's own shares and/or on the acceptance as

pledge of the Company's own shares as follows. The

amount of own shares to be repurchased and/or

accepted as pledge shall not exceed 6,000,000 shares

in total, which corresponds to approximately 9.7 % of

 all of the shares in the Company. However, the

Company together with its subsidiaries cannot at any

moment own and/or hold as pledge more than 10 per

cent of all the shares in the Company. Only the

unrestricted equity of the Company can be used to

repurchase own shares on the basis of the

authorization. Own shares can be repurchased at a

price formed in public trading on the date of the

PROPOSAL #19.: The Board of Directors proposes to the        ISSUER            YES             FOR                  FOR

 General Meeting that the Board of Directors be

authorized to decide on the transfer of the Company's

 own shares as follows. The authorization is limited

to a maximum of 6,000,000 shares, which corresponds

to approximately 9.7 % of all of the shares in the

Company. The Board of Directors decides on all the

conditions of the transfer of own shares. The

transfer of shares may be carried out in deviation

from the shareholders' pre-emptive rights (directed

issue). The Board of Directors can also use this

authorization to grant special rights concerning the

Company's own shares, referred to in Chapter 10 of

the Companies Act. However, the authorization cannot

be used for incentive arrangements...contd..

PROPOSAL #20.: The Board of Directors proposes that          ISSUER            YES             FOR                  FOR

the General Meeting decides to grant a donation to

one or more Finnish Universities in the amount of

1,250,000 euros to thereby support education and

research within the fields of technology, economy or

art. The Board of Directors furthermore proposes that

 the Board of Directors decides on practical matters

relating to the donation, for example nomination of

recipients and the detailed donation terms. In view

of the Company's financial situation and amount of

unrestricted equity, the Board of Directors considers

 the donation to be reasonable and that it is in the

Company'S interest to grant the donation

PROPOSAL #21: Closing of the meeting                                     ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONINKLIJKE BAM GROEP NV

  TICKER:                  N/A                 CUSIP:   N0157T177

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and announcements                                  ISSUER             NO              N/A                  N/A

PROPOSAL #2.a: Discussion regarding report of the              ISSUER             NO              N/A                  N/A

Board of Management

PROPOSAL #2.b: Discussion regarding report of the              ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #2.c: Adopt the annual accounts of the 2009         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the establishment of the dividend      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Grant discharge to the Members of the            ISSUER            YES             FOR                  FOR

Execuitve Board for their management for the

financial year 2009

PROPOSAL #5: Grant discharge to the Members of the            ISSUER            YES             FOR                  FOR

Supervisory Board for their supervision of the

Executive Board's management for the financial year

2009

PROPOSAL #6.a: Authorize the Executive Board to issue        ISSUER            YES             FOR                  FOR

 and grant rights to acquire ordinary shares in

connection with the rights issue

PROPOSAL #6.b: Authorize the Executive Board to                 ISSUER            YES             FOR                  FOR

restrict or exclude the priority right in relation to

 ordinary shares in connection with the rights issue

PROPOSAL #7.a: Authorize the Board of Management to          ISSUER            YES             FOR                  FOR

buy back ordinary shares of the Company or

certificates thereof

PROPOSAL #7.b: Authorize the Board of Management to          ISSUER            YES             FOR                  FOR

buy back cumulative preference F shares in its own

capital

PROPOSAL #8: Adopt a change of the Articles of                   ISSUER            YES             FOR                  FOR

Association in connection with the introduction of

the mitigated structure regime

PROPOSAL #9: Re-appoint Mr. W. van Vonno as a Member         ISSUER            YES             FOR                  FOR

of the Supervisory Board

PROPOSAL #10: Re-appoint PricewaterhouseCoopers as            ISSUER            YES             FOR                  FOR

the External Auditor

PROPOSAL #11: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #12: Closure                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONINKLIJKE BOSKALIS WESTMINSTER NV

  TICKER:                  N/A                 CUSIP:   N14952266

  MEETING DATE:      8/19/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.a: Approve the recommendation by the                ISSUER             NO              N/A                  N/A

general meeting of shareholders to nominate 1 Member

of the Supervisory Board

PROPOSAL #2.b: Appoint, if no recommendation is                 ISSUER             NO              N/A                  N/A

submitted, the recommendation of the Supervisory

Board, Mr. M. P. Kramer to the Supervisory Board with

 effect from 19 AUG 2009

PROPOSAL #3.: Close                                                                   ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONINKLIJKE BOSKALIS WESTMINSTER NV

  TICKER:                  N/A                 CUSIP:   N14952266

  MEETING DATE:      12/7/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Explanation of the proposed bid for all        ISSUER             NO              N/A                  N/A

 outstanding shares of Smit Internationale N.V

PROPOSAL #3.a: Appoint the Board of Management for a         ISSUER             NO              N/A                  N/A

period of 12 months, starting on 07 DEC 2009 as the

competent body to decide, subject to the approval of

the Supervisory Board, to: issue ordinary shares up

to a maximum of 20% of the number of ordinary shares

issued at present and to grant rights to subscribe to

 ordinary shares

PROPOSAL #3.b: Appoint the Board of Management for a         ISSUER             NO              N/A                  N/A

period of 12 months, starting on 07 DEC 2009 as the

competent body to decide, subject to the approval of

the Supervisory Board, to: limit or exclude

preemptive rights with respect to ordinary shares to

be issued and / or rights to be granted to subscribe

to ordinary shares as referred to above

PROPOSAL #4.: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Close                                                                   ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONINKLIJKE BOSKALIS WESTMINSTER NV

  TICKER:                  N/A                 CUSIP:   N14952266

  MEETING DATE:      3/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Explanation of the merger between the            ISSUER             NO              N/A                  N/A

Company and Smit Internationale N.V. (Smit)

PROPOSAL #3: Approve the decision of the Supervisory         ISSUER             NO              N/A                  N/A

Board and the Board of Management to acquire the full

 outstanding share capital of Smit Internationale NV

PROPOSAL #4.A: Approve, on condition that the public         ISSUER             NO              N/A                  N/A

offer on Smit Internationale NV will be effectuated,

to increase the number of Members of the Supervisory

Board by 1

PROPOSAL #4.B: Approve that, if no recommendation is         ISSUER             NO              N/A                  N/A

submitted, the proposal will be discussed to proceed,

 on the recommendation of the Supervisory Board, to

appoint Mr. H. Hazewinkel as a Member of the

Supervisory Board with effect from the date that the

offer is declared unconditional, under the condition

that the public offer on Smit (the offer) shall be

declared unconditional

PROPOSAL #5: Announcement to the general meeting of          ISSUER             NO              N/A                  N/A

shareholders concerning the intention of the

Supervisory Board to appoint Mr. B. Vree as a Member

of the Board of Management with effect from the

settlement date, under the condition that the offer

is settled

PROPOSAL #6: Announcement to the general meeting of          ISSUER             NO              N/A                  N/A

shareholders concerning the intention of the

Supervisory Board to re-appoint Mr. J. H. Kamps as a

Member of the Board of Management with effect of 17

MAR 2010

PROPOSAL #7: Any other business                                              ISSUER             NO              N/A                  N/A

PROPOSAL #8: Closing of the general meeting                         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONINKLIJKE BOSKALIS WESTMINSTER NV

  TICKER:                  N/A                 CUSIP:   N14952266

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the general meeting                         ISSUER             NO              N/A                  N/A

PROPOSAL #2: The discussion of the annual report of          ISSUER             NO              N/A                  N/A

the Board of Management relating to the Company'S

affairs and Management activities in the 2009 FY

PROPOSAL #3.a: Approve the financial statements for          ISSUER            YES             FOR                  FOR

the FY 2009

PROPOSAL #3.b: Discussion of the Report of the                   ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #4: Corporate Governance                                           ISSUER             NO              N/A                  N/A

PROPOSAL #5.a: Appropriation of the profit for 2009           ISSUER             NO              N/A                  N/A

PROPOSAL #5.b: Approve the dividend                                       ISSUER            YES             FOR                  FOR

PROPOSAL #6: Grant discharge to the Members of the            ISSUER            YES             FOR                  FOR

Board of Management in respect of their management

activities over the past FY

PROPOSAL #7: Grant discharge to the Members of the            ISSUER            YES             FOR                  FOR

Supervisory Board for their supervision of the

Management activities of the Board of Management

during the past FY

PROPOSAL #8: Authorize the Board of Management to              ISSUER            YES             FOR                  FOR

acquire shares in the capital of the Company

PROPOSAL #9: Any other business                                              ISSUER             NO              N/A                  N/A

PROPOSAL #10: Closing of the general meeting                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONINKLIJKE TEN CATE NV

  TICKER:                  N/A                 CUSIP:   N5066Q164

  MEETING DATE:      4/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Announcements                                                       ISSUER             NO              N/A                  N/A

PROPOSAL #3: Discussion of the 2009 annual report               ISSUER             NO              N/A                  N/A

PROPOSAL #4.A: Adopt the 2009 financial statements             ISSUER             NO              N/A                  N/A

PROPOSAL #4.B: Adopt the appropriation of profit                ISSUER             NO              N/A                  N/A

PROPOSAL #5.A: Grant discharge to the Members of the         ISSUER             NO              N/A                  N/A

Executive Board

PROPOSAL #5.B: Grant discharge to the Members of the         ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #6: Corporate Governance Code                                  ISSUER             NO              N/A                  N/A

PROPOSAL #7.A: Notification on the Supervisory Board         ISSUER             NO              N/A                  N/A

PROPOSAL #7.B: Approve to opportunity for the general        ISSUER             NO              N/A                  N/A

 meeting to make recommendations

PROPOSAL #7.C: Notification by the Supervisory Board         ISSUER             NO              N/A                  N/A

of the persons nominated for (re)appointment

PROPOSAL #7.D: Appoint the persons nominated by the          ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #8: Approve the composition of the Executive        ISSUER             NO              N/A                  N/A

 Board

PROPOSAL #9: Authorize to repurchase own shares                  ISSUER             NO              N/A                  N/A

PROPOSAL #10.A: Approve to delegation of authority to        ISSUER             NO              N/A                  N/A

 issue shares

PROPOSAL #10.B: Approve to delegation of authority to        ISSUER             NO              N/A                  N/A

 limit the pre-emptive right

PROPOSAL #11: Appointment of the Auditor                              ISSUER             NO              N/A                  N/A

PROPOSAL #12: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #13: Close of the meeting                                         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONINKLIJKE VOPAK N V

  TICKER:                  N/A                 CUSIP:   N5075T100

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the general meeting                         ISSUER             NO              N/A                  N/A

PROPOSAL #2: Receive the report of the managing board        ISSUER             NO              N/A                  N/A

 on the FY 2009

PROPOSAL #3: Approve the annual accounts on the FY            ISSUER            YES             FOR                  FOR

2009

PROPOSAL #4: Approve the reservation and dividend              ISSUER             NO              N/A                  N/A

policy of the Company

PROPOSAL #5: Approve the proposed dividend over the          ISSUER            YES             FOR                  FOR

FY 2009 will be declared at EUR 1,25

PROPOSAL #6: Approve the Corporate Governance                      ISSUER             NO              N/A                  N/A

PROPOSAL #7: Grant discharge to the managing Board in        ISSUER            YES             FOR                  FOR

 respect of the duties performed during the past FY

PROPOSAL #8: Grant discharge to the Supervisory Board        ISSUER            YES             FOR                  FOR

 in respect of the duties performed during the past FY

PROPOSAL #9: Amend the remuneration policy for the            ISSUER            YES         AGAINST           AGAINST

Executive Board

PROPOSAL #10: Appoint Mr. F. Eulderink as a Member of        ISSUER            YES             FOR                  FOR

 the Management Board

PROPOSAL #11: Reappoint Mr. C.J. Van Den Driest as a         ISSUER            YES             FOR                  FOR

Member of the Supervisory Board where all details as

laid down in Article 2:158 Paragraph 5, Section 2:

142 Paragraph 3 of the Dutch Civil Code are available

 for the general meeting of share holders

PROPOSAL #12: Authorize the Managing Board subject to        ISSUER            YES             FOR                  FOR

 the approval of the supervisory board, to cause the

company to acquire its own shares for valuable

consideration, up to a maximum number which, at the

time of acquisition, the company is permitted to

acquire pursuant to the provisions of Section 98,

Subsection 2, of Book 2 of the Netherlands Civil

Code, such acquisition may be effected by means of

any type of contract, including stock exchange

transactions and private transactions, the price must

 lie between the nominal value and an amount equal to

 110 percent of the market price by market price is

understood the average of the highest prices reached

by the shares on each of t he five stock exchange

PROPOSAL #13: Approve the proposed English Language          ISSUER            YES             FOR                  FOR

for the publication of the annual report and the

annual account

PROPOSAL #14.A: Amend the Article 3.1-stock split               ISSUER            YES             FOR                  FOR

PROPOSAL #14.B: Approve the proposal to cancel                   ISSUER            YES             FOR                  FOR

Articles 4.5, 4.6 and 10a.8 and to amend Article 16.2

 due to removal Appendix X stock rules

PROPOSAL #14.C: Approve the proposal adjustments to          ISSUER            YES             FOR                  FOR

Dutch Law

PROPOSAL #15: Approve the proposed the general                   ISSUER            YES             FOR                  FOR

meeting assigns PricewaterhouseCoopers accountants

N.V. as the Auditors responsible for auditing the

financial accounts for the year 2010

PROPOSAL #16: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #17: Closing of the general meeting                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONINKLIJKE VOPAK NV, ROTTERDAM

  TICKER:                  N/A                 CUSIP:   N5075T100

  MEETING DATE:      8/27/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.A: Approve to issue 1,249,000 financing          ISSUER            YES             FOR                  FOR

preference shares to Stichting Administratiekantoor

Financieringspreferente Aandelen Vopak, under the

obligation to issue 1,249,000 depositary receipts for

 financing preference shares to the investors in the

2009 program and furthermore under the obligation to

pay up an amount of EUR 6,637,198.07; the issue will

only be effected following the execution by Royal

Vopak and Stichting Administratiekantoor

Financieringspreferente Aandelen Vopak of a deed of

issue; authorize the Executive Board, subject to the

approval of the Supervisory Board, to adjust the

number of financing preference shares to be issued

downwards, in which case the amount to be paid-up

shall be adjusted downwards proportionally

PROPOSAL #2.B: Approve to exclude the pre-emptive              ISSUER            YES             FOR                  FOR

rights in respect of the issue referred to under

(Resolution 2.A)

PROPOSAL #3.: Approve to designate the Executive                ISSUER            YES             FOR                  FOR

Board for a period of 18 months, until 27 FEB 2011,

as the competent body to acquire, subject to the

approval of the Supervisory Board, for valuable

consideration by way of a private purchase 4,445,000

depositary receipts for financing preference shares

in the share capital of Royal Vopak, for a price

that, at the day of the acquisition, equals the par

value of such shares, increased by the part of the

balance of the share premium reserve that can be

attributed to such shares and furthermore increased

by the entitlement of such shares to profits that

have not been distributed yet, the authorization is

requested in view of the intention of Royal Vopak to

repurchase 4,445,000 depositary receipts for 2005

Financing Preference Shares that are held by the

investor that will not participate in de 2009 Program

 in order to offer them to the investors in the 2009

PROPOSAL #4.: Amend the Articles of Association of            ISSUER            YES             FOR                  FOR

Royal Vopak in accordance with the proposal to amend

the Articles of Association and to authorize each

member of the Executive Board as well as any and all

Lawyers and paralegals practicing with the Brauw

Blackstone Westbroek N.V., to draw up the draft of

the required Notarial Deed of amendment of the

Articles of Association, to apply for the required

ministerial declaration of no-objection and to

execute the Notarial Deed of amendment of the

Articles of Association as specified

PROPOSAL #5.: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #6.: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONINKLIJKE WESSANEN NV

  TICKER:                  N/A                 CUSIP:   N50783120

  MEETING DATE:      9/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Approve to dissolve the labour contract        ISSUER            YES             FOR                  FOR

 with Mr. A.H.A. Veenhof by court decision

PROPOSAL #3.: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONINKLIJKE WESSANEN NV

  TICKER:                  N/A                 CUSIP:   N50783120

  MEETING DATE:      1/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the general meeting                         ISSUER             NO              N/A                  N/A

PROPOSAL #2: Presentation Wessanen strategy                         ISSUER             NO              N/A                  N/A

PROPOSAL #3: Approve the sale of all shares in the            ISSUER            YES             FOR                  FOR

capital of Tree of Life, Inc

PROPOSAL #4: Approve to use the English language for         ISSUER            YES             FOR                  FOR

the annual report and the financial statements

PROPOSAL #5: Any other business and closing of the            ISSUER             NO              N/A                  N/A

general meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONINKLIJKE WESSANEN NV

  TICKER:                  N/A                 CUSIP:   N50783120

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER             NO              N/A                  N/A

PROPOSAL #2: Annual report for the FY submitted by            ISSUER             NO              N/A                  N/A

the Executive Board

PROPOSAL #3: Corporate governance                                           ISSUER             NO              N/A                  N/A

PROPOSAL #4: Adopt the financial statements for the          ISSUER             NO              N/A                  N/A

2009 FY as prepared by the Executive Board and

approved by the Supervisory Board, the adoption of

the 2009 financial statements implies that the net

result of minus EUR 219.7 million will be charged

against the distributable part of shareholders'

equity, because the result is negative, and the

dividend policy leaves no room to declare a dividend,

 no dividend will be paid over 2009

PROPOSAL #5: Grant discharge to the Members of the            ISSUER             NO              N/A                  N/A

Executive Board for the fulfillment of their tasks in

 the 2009 FY

PROPOSAL #6: Grant discharge to the Members of the            ISSUER             NO              N/A                  N/A

Supervisory Board for the fulfillment of their tasks

in the2009 FY

PROPOSAL #7: Re-appointment of Mr. F. H. J. (Frans)          ISSUER             NO              N/A                  N/A

Koffrie as a Member of the Executive Board until 01

JUN 2010; the Supervisory Board deems it preferable

that Mr. Koffrie stays on for a brief period, until

01 JUN 2010, in order to hand over to his successor

PROPOSAL #8: Appointment of Mr. P.H. (Piet Hein)                ISSUER             NO              N/A                  N/A

Merckens as a Member of the Executive

PROPOSAL #9: Appointment of Mr. F.H.J. (Frans)                   ISSUER             NO              N/A                  N/A

Koffrie as a Member of the Supervisory

PROPOSAL #10: Amend the Articles of Association of            ISSUER             NO              N/A                  N/A

the Company as specified, and authorize the Company

Secretary, as well as to each (Deputy) Civil Law

Notary and Notarial Assistant Employed at the Offices

 of Allen & Overy LLP in Amsterdam, to apply for the

required Ministerial Declaration of no objection to

the draft deed of amendment of the Articles of

Association and to have the deed of amendment of the

Articles of Association executed

PROPOSAL #11: Authorize the Executive Board as                   ISSUER             NO              N/A                  N/A

competent body to purchase shares in the Company, in

accordance with Article 2:98 of the Netherlands Civil

 Code, for the period running from 14 APR 2010 until

14 OCT 2011 to cause the Company to buy shares in the

 Company with a maximum of 10% of the issued share

capital, the price for such purchases, excluding

expenses, shall be between 1 eurocent and the amount

that equals 110% of the market price of these shares

on the Amsterdam stock market, the market price being

 the average of the highest price on each of 5 days

of trading prior to the date of acquisition as shown

in the Official Price List of NYSE Euronext in

PROPOSAL #12: Approve the extension of the                          ISSUER             NO              N/A                  N/A

designation of the Executive Board as competent body

to issue shares

PROPOSAL #13: Approve the extension of the                          ISSUER             NO              N/A                  N/A

designation of the Executive Board as competent body

to limit or exclude the statutory pre-emptive right

when issuing shares

PROPOSAL #14: Appointment of the Auditors charged              ISSUER             NO              N/A                  N/A

with auditing the 2010 financial

PROPOSAL #15: Adopt the amendment to the Remuneration        ISSUER             NO              N/A                  N/A

 Policy for the Executive Board as specified

PROPOSAL #16: Questions and close of the meeting                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KONTRON AG, ECHING

  TICKER:                  N/A                 CUSIP:   D2233E118

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the reports

 pursuant to Sections 289(4) and 315(4) of the German

 Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 13,434, 179.12 as

follows: Payment of a dividend of EUR 0.20 per no-par

 share, the residual amount shall be carried forward

Ex-dividend and payable date 10 June 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

financial year: Ernst + Young AG, Stuttgart

PROPOSAL #6.: Election of Lars Singbartl to the                 ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #7.: Authorization to acquire own shares,            ISSUER            YES             FOR                  FOR

the Company shall be authorized to acquire own shares

 of up to 10 pct. of its share capital, at prices not

 deviating more than 10 pct. from the market price of

 the shares, on or before 08 June 2015, the Board of

Managing Directors shall be authorized to sell the

shares on the stock exchange, to retire the shares,

to use the shares in connection with mergers and

acquisitions or within the scope of the Company's

stock option plans, and to sell the shares against

cash payment at a price not materially below their

market price

PROPOSAL #8.: Amendment to the 2003 stock option plan        ISSUER            YES             FOR                  FOR

 in respect of the term of the stock options being

extended to 31 DEC 2013

PROPOSAL #9.: Amendment to the 2007 stock option plan        ISSUER            YES             FOR                  FOR

 in respect of the term of the stock options being

extended to 31 DEC 2013

PROPOSAL #10.: Resolution on the creation of                       ISSUER            YES         AGAINST           AGAINST

authorized capital and the corresponding amendment to

 the articles of association The Board of Managing

Directors shall be authorized, with the consent of

the Supervisory Board, to increase the share capital

by up to EUR 27,841,512 through the issue of up to

27,841,512 no-par shares against contributions in

cash and/or kind, on or before 08 JUN 2015

Shareholders statutory subscription rights may be

excluded residual amounts and for the issue of shares

 against contributions in kind

PROPOSAL #11.: Amendments to the articles of                       ISSUER            YES             FOR                  FOR

association in accordance with the Law on the

Implementation of the Shareholder Rights Directive

(ARUG) a) Section 23(1)4, in respect of a shortening

of the registration period being publicized in the

convocation of the shareholders meeting b) Section

23(3)3.4, in respect of the facilitations regarding

the issue of proxies being publicized in the

convocation of the shareholders meeting and Section

135 of the Stock Corporation Act remaining unaffected

 c) Section 23(4), in respect of the chairman of the

shareholders meeting being authorized to permit the

audiovisual transmission of the shareholders meeting

d ) Sections 23(5) and 23(6), in respect of the Board

 of Managing Directors being authorized to permit

shareholders to participate in the shareholders

meeting by the use of electronic means of

communication (online-participation) and in respect

of the Board of Managing Directors being authorized

to permit shareholders to exercise their voting

rights in writing or electronically (absentee voting)

PROPOSAL #12.: Resolution on the authorization to              ISSUER            YES             FOR                  FOR

issue convertible and/or warrant bonds, the creation

of contingent capital, and the corresponding

amendment to the articles of association The existing

 authorization given by the shareholders meeting of

26 JUL 2006, to issue bonds and the corresponding

contingent capital 2006 shall be revoked The Board of

 Managing Directors shall be authorized, with the

consent of the Supervisory Board, to issue bearer

bonds of up to EUR 200,000,000, having a term of up

to 20 years and conferring conversion and/or option

rights for shares of the company, on or before 08 JUN

 2015 Shareholders shall be granted subscription

rights except for residual amounts The company's

share capital shall be in creased accordingly by up

to EUR 16,876,662 through the issue of up to

16,876,662 new no-par shares, insofar as conversion

and/or option rights are exercised (contingent

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOREA ELECTRIC TERMINAL CO LTD, INCHON

  TICKER:                  N/A                 CUSIP:   Y4841B103

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of the Director                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of the Auditor                                     ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approval the remuneration of the Director      ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approval the remuneration of the Auditor        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOREA KUMHO PETROCHEMICAL CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y49212106

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 33rd financial statement               ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend the Article of Incorporation                  ISSUER            YES             FOR                  FOR

PROPOSAL #3: Elect Seohyung Lee, Sungchae Kim                    ISSUER            YES             FOR                  FOR

external  Giro Ban, Junbo Lee as the

PROPOSAL #4: Elect Seunggi Min as the Member of Audit        ISSUER            YES             FOR                  FOR

 Committee

PROPOSAL #5: Approve the remuneration limit of                   ISSUER            YES         AGAINST           AGAINST

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOREA LINE CORP, SEOUL

  TICKER:                  N/A                 CUSIP:   Y4925J105

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Election of the Director                                    ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of the Audit Committee Member           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the remuneration for the Director      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOREA PLANT SERVICE & ENGINEERING CO LTD, SEONGNAM

  TICKER:                  N/A                 CUSIP:   Y4481N102

  MEETING DATE:      12/8/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect Chang Wang Eom as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the partial amendment to the            ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #4.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOREA PLANT SERVICE & ENGINEERING CO LTD, SEONGNAM

  TICKER:                  N/A                 CUSIP:   Y4481N102

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the 26th balance sheet, income         ISSUER            YES             FOR                  FOR

statements and the proposed disposition of retained

earnings

PROPOSAL #2.: Approve the partial amendment to                   ISSUER            YES             FOR                  FOR

Articles of Incorporation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOREA ZINC CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y4960Y108

  MEETING DATE:      2/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Elect the Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Elect the Audit Committee Member                      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the remuneration for the Director      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KOREAN REINSURANCE COMPANY, SEOUL

  TICKER:                  N/A                 CUSIP:   Y49391108

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of Directors: candidates:                 ISSUER            YES             FOR                  FOR

Hyukhee Won, Jonwon Park, Chan Byeong Bae [External]

PROPOSAL #3: Approve the remuneration for Director             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KP CHEMICAL CORPORATION, ULSAN

  TICKER:                  N/A                 CUSIP:   Y4983D115

  MEETING DATE:      10/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Merger and acqusition                  ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KP CHEMICAL CORPORATION, ULSAN

  TICKER:                  N/A                 CUSIP:   Y4983D115

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of the Director: Inside                     ISSUER            YES             FOR                  FOR

Director(1)

PROPOSAL #4: Approve the remuneration for the Director      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  K-REAL ESTATE INVESTMENT TRUST ASIA, SINGAPORE

  TICKER:                  N/A                 CUSIP:   Y4964V118

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the report of the                ISSUER            YES             FOR                  FOR

trustee, the statement by the manager and the audited

 financial statements of K-REIT for the YE 31 DEC

2009 and the Auditors' report thereon

PROPOSAL #2: Re-appoint Messrs Ernst and Young as the        ISSUER            YES             FOR                  FOR

 Auditors of K-REIT and to hold office until the

conclusion of the next AGM of K-REIT, and to

authorize K-REIT Asia Management Limited, as Manager

of K-REIT, to fix their remuneration

PROPOSAL #3: Authorize the Manager, to issue units in        ISSUER            YES             FOR                  FOR

 K-REIT whether by way of rights, bonus or otherwise,

 and including any capitalization of any sum for the

time being standing to the credit of any of K-REITS

reserve accounts or any sum standing to the credit of

 the profit and loss account or otherwise available

for distribution, and or; make or grant offers,

agreements or options that might or would require

units to be issued, including but not limited to the

creation and issue of securities, warrants, options,

debentures or other instruments convertible into

units  collectively instruments , at any time and

upon such terms and conditions and for such purposes

and to such persons as the manager may in its

absolute discretion deem fit, and; b) issue units in

pursuance of any instrument made or granted by the

manager while this resolution was in force: CONTD..

PROPOSAL #4: Authorize the Manager, subject to and            ISSUER            YES             FOR                  FOR

pursuant to the unit issue mandate in Resolution 3

above being obtained, to fix the issue price for new

units that may be issued other than on a pro rata

basis to unit holders at an issue price per new unit

which shall be determined by the Manager in its

absolute discretion provided that such price shall

not represent more than a 20 % discount for new units

 to the weighted average price per unit determined in

 accordance with the requirements of the SGXST, until

 31 DEC 2010 or such later date as may be determined

by the SGX ST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KRONES AG, NEUTRAUBLING

  TICKER:                  N/A                 CUSIP:   D47441171

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements and group annual report as well as the

report by the Board of Managing Directors pursuant to

 Sections 289(4) and 315(4) of the German Commercial

PROPOSAL #2.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #3.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #4.: Approval of the compensation system for        ISSUER            YES         AGAINST           AGAINST

 the Board of Managing Directors, as described in the

 2009 annual report and available on the Company's

web site

PROPOSAL #5.: Resolution on the Company being                     ISSUER            YES         AGAINST           AGAINST

exempted from disclosing the total remuneration for

the individual members of the Board of Managing

Directors for the 2010 to 2014 FY's

PROPOSAL #6.: Authorization to acquire own shares,            ISSUER            YES             FOR                  FOR

the Company shall be authorized to acquire own shares

 of up to 10% of its share capital, at prices neither

 deviating more than 10% from the market price if the

 shares are acquired through the stock exchange, nor

more than 20% from the market price if the shares are

 acquired by way of a public repurchase offer to all

shareholders, on or before 15 JUN 2015, the Board of

Managing Directors shall be authorized to dispose of

the shares in a manner other than the stock exchange

or a rights offering if the shares are sold at a

price not materially below their market price, to use

 the shares for acquisition purposes, and to retire

the shares

PROPOSAL #7.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association in connection with the Shareholder Rights

 Directive Implementation Law (ARUG): Section 18(1)

shall be amended in respect of shareholders being

entitled to participate in and vote at the

shareholders meeting if they register with the

Company six days in advance, providing evidence of

their shareholding as per the 21st day prior to the

meeting, Section 18(2) shall be amended in respect of

 the authorization and revocation of proxy voting

instructions being in text form

PROPOSAL #8.: Amendment to Section 3 of the Articles         ISSUER            YES             FOR                  FOR

of Association in respect of the transmission of

information to shareholders being restricted to

electronic means

PROPOSAL #9.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: Bayerische Treuhandgesellschaft AG, Regensburg

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KS ENERGY SERVICES LTD

  TICKER:                  N/A                 CUSIP:   Y498A2103

  MEETING DATE:      7/2/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, the conditions in the letter          ISSUER            YES             FOR                  FOR

from the Securities Industry Council dated 06 MAY

2009 being fulfilled, the Shareholders hereby [on a

poll taken] waive their rights to receive a mandatory

 take-over offer from Pacific One Energy Limited,

Advanti [Int'l] Pte Limited [through Citibank

Nominees [Singapore] Pte Limited], Mr. Lee Seng Quee

[through Citibank Nominees [Singapore] Pte Limited]

and Dr. Adam Paul Brunet [through Citibank Nominees

[Singapore] Pte Limited], and parties acting in

concert with them, including Mr. Kris Taenar Wiluan

and Mdm. Hedy Wiluan [the Relevant Shareholders] for

all the ordinary shares in the Company [the Shares]

not owned or controlled by them under Rule 14 of the

Singapore Code on Take-overs and Mergers as a result

of the acquisition of new Shares by the Relevant

Shareholders upon the subscription and exercise of

warrants under the proposed renounceable non-

underwritten warrants issue

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KS ENERGY SERVICES LTD

  TICKER:                  N/A                 CUSIP:   Y498A2103

  MEETING DATE:      7/2/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the Employee Share            ISSUER            YES         AGAINST           AGAINST

Option Scheme to be named the KS Energy Employee

Share Option Scheme [the Scheme], as specified and

authorize the Directors of the Company [the

Directors]: (i) to establish and administer the

Scheme; (ii) to modify and/or amend the Scheme from

time to time provided that such modifications and/or

amendments are effected in accordance with the rules

of the Scheme and to do all such acts and to enter

into all such transactions, arrangements and

agreements as may be necessary or expedient in order

to give full effect to the Scheme; and (iii) to grant

 options [Options] in accordance with the rules of

the Scheme and to allot and issue or deliver from

time to time such number of new Shares as specified

below] or Treasury Shares [as specified below]

required pursuant to the exercise of the options

PROPOSAL #2.: Authorize the Directors, subject to and        ISSUER            YES         AGAINST           AGAINST

 contingent upon the passing of Ordinary Resolution

1, to grant Options in accordance with the rules of

the Scheme with exercise prices set at a discount to

the Market Price [as specified], provided that such

discount does not exceed the relevant limits set by

the Singapore Exchange Securities Trading Limited

[the SGX-ST]

PROPOSAL #3.: Approve and adopt the Performance Share        ISSUER            YES         AGAINST           AGAINST

 Plan to be named the KS Energy Performance Share

Plan [the Plan], as specified and authorize the

Directors: (i) to establish and administer the Plan;

(ii) to modify and/or amend the Plan from time to

time provided that such modifications and/or

amendments are effected in accordance with the rules

of the Plan and to do all such acts and to enter into

 all such transactions, arrangements and agreements

as may be necessary or expedient in order to give

full effect to the Plan; and (iii) to grant awards

[Awards] in accordance with the rules of the Plan and

 to allot and issue or deliver from time to time such

 number of new Shares or Treasury Shares required

pursuant to the vesting of the awards under the Scheme

PROPOSAL #4.: Approve, subject to and contingent upon        ISSUER            YES         AGAINST           AGAINST

 the passing of Ordinary Resolutions 1 and 2, for the

 participation of Mr. Kris Taenar Wiluan, a

Controlling Shareholder [as specified] of the

Company, in the Scheme

PROPOSAL #5.: Approve, subject to and contingent upon        ISSUER            YES         AGAINST           AGAINST

 the passing of Ordinary Resolution 3, for the

participation of Mr. Kris Taenar Wiluan, a

Controlling Shareholder [as specified] of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KS ENERGY SERVICES LTD

  TICKER:                  N/A                 CUSIP:   Y498A2103

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST
  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the business consolidation,                ISSUER            YES             FOR                  FOR

including the schemes and the investment and that the

 entry into and performance by the Company of all its

 obligation under the investment agreement be and are

 hereby approved, ratified and confirmed in all

respects;authorize the Directors to allot and issue

up to 58,647,311 new shares in payment of part of the

 consideration payable in connection with the

schemes;authorize the Directors to do all such acts

and things, and sign and execute all such documents

and instruments as may be necessary, desirable or

expedient to give effect to the terms of the

transactions authorized by this resolution unless

otherwise defined, all capitalized terms in this

notice of EGM shall bear the meanings described to

them in the circular issued by the Company dated 3

MAR 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KS ENERGY SERVICES LTD

  TICKER:                  N/A                 CUSIP:   Y498A2103

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Directors' report         ISSUER            YES             FOR                  FOR

and the audited financial statements of the Company

for the FYE 31 DEC 2009 together with the Auditors'

report thereon

PROPOSAL #2: Re-elect Mr. Kris Taenar Wiluan as a              ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Article 91 of the

Company's Articles of Association of the Company

PROPOSAL #3: Re-elect Mr. Lee Beng Cheng as a                     ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Article 91 of the

Company's Articles of Association of the Company

PROPOSAL #4: Re-elect Mr. Abdulla Mohammed Saleh as a        ISSUER            YES             FOR                  FOR

 Director, who retires pursuant to Article 97 of the

Company's Articles of Association of the Company

PROPOSAL #5: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

of SGD 273,000 for the YE 31 DEC 2009

PROPOSAL #6: Re-appoint KPMG LLP as the Company's              ISSUER            YES             FOR                  FOR

Auditors and authorize the Directors to fix their

remuneration

PROPOSAL #7: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

pursuant to Section 161 of the Companies Act, Capital

 50, Rule 806 of the Listing Manual of the Singapore

Exchange Securities Trading Limited (SGX) and the

measures introduced by SGX to facilitate fund raising

 dated 19 FEB 2009, to issue shares  shares whether

by way of rights, bonus or otherwise, and/or make or

grant offers, agreements or options  collectively,

Instruments  that might or would require Shares to be

 issued, including but not limited to the creation

and issue of (as well as adjustments to) warrants,

debentures or other instruments convertible into

Shares at any time and upon such terms and conditions

 and to such persons as the Directors may, in their

absolute discretion, deem fit provided that: (a) the

aggregate number of Shares  including Shares to be

issued in pursuance of Instruments made or granted

pursuant to this Resolution  does not exceed 50%

PROPOSAL #8: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

subject to and conditional upon the passing of

Ordinary Resolution 7 above, at any time to issue

Shares  other than on a pro-rata basis to

shareholders of the Company  at an issue price for

each Share which shall be determined by the Directors

 of the Company in their absolute discretion provided

 that such price shall not represent a discount of

more than 20% to the weighted average price of a

Share for trades done on the SGX-ST  as determined in

 accordance with the requirements of SGX-ST ;

Authority shall continue in force until the

conclusion of the next AGM of the Company or the date

 by which the next AGM of the Company is required by

PROPOSAL #9: Authorize the Directors of the Company,         ISSUER            YES         AGAINST           AGAINST

pursuant to Section 161 of the Companies' Act,

Chapter 50, to allot and issue from time to time such

 number of shares in the Company as may be required

to be issued pursuant to the exercise of options

under the KS Energy Employee Share Option Scheme

and/or such number of fully paid shares in the

Company as may be required to be issued pursuant to

the vesting of awards under the KS Energy Performance

 Share Plan provided that the aggregate number of

shares to be issued pursuant to the options granted

under the KS Energy Employee Share Option Scheme and

the vesting of awards granted or to be granted under

the KS Energy Performance Share Plan shall not exceed

 15% of the total number of issued shares  excluding

treasury shares  in the capital of the Company from

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  K'S HOLDINGS CORPORATION

  TICKER:                  N/A                 CUSIP:   J36615102

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Directors

PROPOSAL #5: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Retiring Directors

PROPOSAL #6: Authorize Use of Stock Options for                 ISSUER            YES             FOR                  FOR

Directors and Corporate Auditors

PROPOSAL #7: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Option Plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KTB SECURITIES CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y4990R107

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES         AGAINST           AGAINST

Articles of Incorporation

PROPOSAL #3: Election of the Directors                                  ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of the Auditor Committee Member        ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES         AGAINST           AGAINST

the Director who is not an Auditor Committee Member

PROPOSAL #6: Approve the limit of remuneration for            ISSUER            YES         AGAINST           AGAINST

the Director who is an Auditor Committee Member

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KUDELSKI SA, CHESEAUX-SUR-LAUSANNE

  TICKER:                  N/A                 CUSIP:   H46697142

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Management,          ISSUER             NO              N/A                  N/A

the annual accounts of Kudelski S.A and the accounts

of Group 2009

PROPOSAL #2.: Approve the earnings in the balance              ISSUER             NO              N/A                  N/A

sheet of Kudelski S.A of the FY 2009 as specified

PROPOSAL #3.: Grant discharge to the Members of the          ISSUER             NO              N/A                  N/A

Board of Directors and the Members of the Management

for the FY 2009

PROPOSAL #4.1: Re-elect Sirs Norbert Bucher to the            ISSUER             NO              N/A                  N/A

Board of Directors, for a period of one year

PROPOSAL #4.2: Re-elect Laurent Dassault to the Board        ISSUER             NO              N/A                  N/A

 of Directors, for a period of one year

PROPOSAL #4.3: Re-elect Patrick Foetisch to the Board        ISSUER             NO              N/A                  N/A

 of Directors, for a period of one year

PROPOSAL #4.4: Re-elect Andre Kudelski (president and        ISSUER             NO              N/A                  N/A

 delegate) to the Board of Directors, for a period of

 one year

PROPOSAL #4.5: Re-elect Marguerite Kudeslki to the            ISSUER             NO              N/A                  N/A

Board of Directors, for a period of one year

PROPOSAL #4.6: Re-elect Pierre Lescure to the Board          ISSUER             NO              N/A                  N/A

of Directors, for a period of one year

PROPOSAL #4.7: Re-elect Claude Smadja (vice-                       ISSUER             NO              N/A                  N/A

president) to the Board of Directors, for a period of

PROPOSAL #4.8: Re-elect Alexandre Zeller to the Board        ISSUER             NO              N/A                  N/A

 of Directors, for a period of one year

PROPOSAL #5.: Approve to renew the mandate of the              ISSUER             NO              N/A                  N/A

Company PricewaterhouseCoopers SA in Lausanne

(Pully), as an Auditing Body for a new period of one

PROPOSAL #6.: Amend Article 7 paragraph 1 of Statues         ISSUER             NO              N/A                  N/A

regarding the renewal of the authorization, for a

period of two years counting from the General

Ordinary Assembly 2010, that has been granted to it

to emit a capital authorized by a maximum amount of

CHF 40,881,640

PROPOSAL #7.: Adapt Articles 8 and 9 to the new                 ISSUER             NO              N/A                  N/A

Federal Law on the Titles Intermediated, entered into

 force on 01 JAN 2010; instead of shares, the Company

 may now issue not only certificates representing one

 or more actions, but also unrealized law- values, in

 accordance with current practice of Swiss Public

Companies; this change has no impact on the

transferability of shares

PROPOSAL #8.: Miscellaneous                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KUKA AKTIENGESELLSCHAFT, AUGSBURG

  TICKER:                  N/A                 CUSIP:   D3862Y102

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the reports

 pursuant to Sections 289(4) and 315(4) of the German

 Commercial Code

PROPOSAL #2.: Ratification of the Acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors: a) Till Reuter b) Stephan

Schul Ak c) Walter Bickel d) Horst J. Kayser e)

PROPOSAL #3.: Ratification of the Acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board a) Rolf Bartke b) Till Reuter c)

Bernd Minning d) Juergen Kerner e) Dirk Abel f) Uwe

Ganzer g) Walter Prues h) Reiner Beutel i) Uwe Loos

j) Herbert Meyer k) Pepyn Rene Dinandt l) Carola

Leitmeir m) Helmut Leube n) Fritz Seifert o) Helmut

Gierse p) Wilfried Eberhardt q) Siegfried Greulich r)

 Thomas Knabel s) Guy Wyser Pratte

PROPOSAL #4.: Elections to the Supervisory Board: a)         ISSUER            YES             FOR                  FOR

Dirk Abel b) Uwe Ganzer c) Uwe Loos d) Guy Wyser-

PROPOSAL #5.: Authorization to acquire own shares,            ISSUER            YES             FOR                  FOR

the Company shall be authorized to acquire own shares

 of up to 10% of its capital, at prices not deviating

 more than 10% from the market price of the shares,

on or before 28 APR 2015, the Board of Managing

Directors shall be authorized to use the shares for

mergers and acquisitions, to dispose of the shares in

 a manner other than the stock exchange or a rights

offering if they are sold at a price not materially

below their market price, to float the shares on

foreign markets, to use the shares for remuneration

purposes, and to retire the shares

PROPOSAL #6.: Resolution on the adjustment of the              ISSUER            YES             FOR                  FOR

existing authorized capital II, the creation of new

authorized capital, and the corresponding amendments

to the Articles of association, the authorized

capital II shall be adjusted in respect of the

provision authorizing the Board of Managing Directors

 to exclude shareholders, subscription rights for a

capital increase of up to 10% of the share capital

against contributions in cash being deleted, the

Board of Managing Directors shall be authorized, with

 the consent of the Supervisory Board, to increase

the share capital by up to EUR 7,607,587 through the

issue of new shares against contributions in cash

and/or kind, on or before 28 APR 2015, the authorized

 capital III, shareholders shall be granted

subscription rights except for residual amounts, for

the issue of shares against contributions in kind,

and for a capital increase of up to 10% of t he share

 capital against contributions in cash if the shares

are issued at a price not materially below their

PROPOSAL #7.: Resolution on the authorization to                ISSUER            YES             FOR                  FOR

issue convertible bonds, warrant bonds, profit-

sharing rights and/or participating bonds, the

creation of contingent capital, and the corresponding

 amendment to the Articles of Association, the Board

of Managing Directors shall be authorized, with the

consent of the Supervisory Board, to issue bearer or

registered bonds of up to EUR 100,000,00 0 conferring

 conversion and/or option rights for shares of the

Company, on or before 28 APR 2015, share holders

shall be granted subscription rights except for

residual amounts, for the granting of such rights to

other bondholders, and for the issue of bonds

conferring conversion and/or option rights for shares

 o f the Company of up to 10% of the share capital if

 such bonds are issued at a price not materially be

low their theoretical market value, shareholders

subscription rights shall also be excluded for the

issue of profit-sharing rights and/or participating

bonds with debenture like features, the Company's

share capital shall be increased accordingly by up to

 EUR 18,200,000 through the issue up to 7,000,000 new

 bearer no par shares, insofar as conversion and/or

option rights are exercised [contingent capital]

PROPOSAL #8.: Approval of the amendments to the                 ISSUER            YES             FOR                  FOR

control and profit transfer agreements with the

following of the Company's wholly owned subsidiaries

: a) KUKA Systems GmbH b) KUKA Roboter GmbH c) KUKA

Dienstleistungs GmbH d) IWKA PACKAGING GmbH

PROPOSAL #9.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association a) Section 2 shall be amended in respect

of the object of the Company being adjusted to

document the Company's function as a holding Company,

 b) Section 18(4) shall be amended in respect of the

shareholders, meeting being convened within the

statutory period, c) Section 19 shall be amended in

respect of shareholders being entitled to participate

 in and vote at the shareholders, meeting if they

register with the company by the sixth day prior to

the meeting and provide evidence of their

shareholding as per the statutory record date

PROPOSAL #10.: Appointment of the Auditors for the            ISSUER            YES             FOR                  FOR

2010 FY: PricewaterhouseCoopers AG, Frankfurt

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KULIM MALAYSIA BHD

  TICKER:                  N/A                 CUSIP:   Y50196107

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Directors' and              ISSUER            YES             FOR                  FOR

Auditors' reports and audited financial statements in

 respect of the YE 31 DEC 2009

PROPOSAL #2: Approve the final dividend of 15%  less         ISSUER            YES             FOR                  FOR

Malaysian income tax  in respect of the FYE 31 DEC

PROPOSAL #3: Re-elect Wong Seng Lee as a Director,            ISSUER            YES             FOR                  FOR

who retire in accordance with the Company's Articles

of Association

PROPOSAL #4: Re-elect Kua Hwee Sim as a Director, who        ISSUER            YES             FOR                  FOR

 retire in accordance with the Company's Articles of

Association

PROPOSAL #5: Re-elect Dr. Radzuan A. Rahman as a                ISSUER            YES             FOR                  FOR

Director, who retire in accordance with the Company's

 Articles of Association

PROPOSAL #6: Re-appoint Sri Datuk Arshad Ayub as a            ISSUER            YES             FOR                  FOR

Director of the Company, to hold office until the

next AGM of the Company

PROPOSAL #7: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

in respect of the FYE 31 DEC 2009

PROPOSAL #8: Re-appoint Messrs KPMG as the Auditors          ISSUER            YES             FOR                  FOR

of the Company and to authorize the Directors to fix

their remuneration

PROPOSAL #9: Authorize the Directors, pursuant to              ISSUER            YES             FOR                  FOR

Section 132D of the Act, to issue shares of the

Company from time to time upon such terms and

conditions and for such purposes as the Directors may

 in their absolute discretion deem fit provided that

the aggregate number of shares to be issued pursuant

to this resolution does not exceed 10% of the issued

share capital of the Company and  Authority shall

continue in force until the conclusion of the next

AGM of the Company ;and to obtain the approval of the

 Bursa Malaysia Securities Berhad  Bursa Securities

for the listing and quotation for the new shares so

issued

PROPOSAL #10: Authorize the Company, subject to the          ISSUER            YES             FOR                  FOR

Act, rules, regulations and orders made pursuant to

the Act, provisions of the Company's Memorandum and

Articles of Association and the Listing Requirements

of Bursa Securities  Listing Requirements  and any

other relevant authority, to purchase and/or hold

such amount of ordinary shares of MYR 0.50 each in

the Company's issued and paid-up share capital

Proposed Renewal of the Share Buy-Back Authority

through Bursa Securities upon such terms and

conditions as the Directors may deem fit in the

interest of the Company provided that: a) the

aggregate number of shares so purchased and/or held

pursuant to this ordinary resolution  Purchased

Shares  does not exceed 10% of the total issued and

paid-up share capital of the Company at any one time;

 and b) the maximum amount of funds CONT

PROPOSAL #CONT: CONT to be allocated for the                       ISSUER             NO              N/A                  N/A

purchased shares shall not exceed the aggregate of

the retained profits and/or share premium of the

Company; authorize the Directors to decide at their

discretion either to retain the Purchased Shares as

treasury shares  as defined in Section 67A of the Act

  and/or to cancel the Purchased Shares and/or to

retain the Purchased Shares as treasury shares for

distribution as share dividends to the shareholders

of the Company and/or be resold through Bursa

Securities in accordance with the relevant rules of

Bursa Securities and/or cancelled subsequently and/or

 to retain part of the Purchased Shares as treasury

shares and/or cancel the remainder and to deal with

the Purchased Shares in such other manner as may be

permitted by the Act, rules, regulations, guidelines,

 requirements and/or orders CONT

PROPOSAL #CONT: CONT of Bursa Securities and any                ISSUER             NO              N/A                  N/A

other relevant authorities for the time being in

force; to do all acts and things  including the

opening and maintaining of a central depositories

account(s) under the Securities Industry  Central

Depositories  Act, 1991 and to take such steps and to

 enter into and execute all commitments,

transactions, deeds, agreements, arrangements,

undertakings, indemnities, transfers, assignments,

and/or guarantees as they may deem fit, necessary,

expedient and/or appropriate in the best interest of

the Company in order to implement, finalize and give

full effect to the proposed renewal of the Share Buy-

Back Authority with full powers to assent to any

conditions, modifications, variations  if any  as may

 be imposed by the relevant authorities; CONT

PROPOSAL #CONT: CONT  Authority expires the earlier          ISSUER             NO              N/A                  N/A

of passing of this ordinary resolution shall continue

 in force until the conclusion of the next AGM of the

 Company or the expiry of the period within which the

 next AGM of the Company is required by law to be

held ; but shall not prejudice the completion of

purchase(s) by the Company before that aforesaid

expiry date and in any event in accordance with

provisions of the Listing Requirements and other

relevant authorities

PROPOSAL #11: Authorize the Company, its subsidiaries        ISSUER            YES             FOR                  FOR

 or any of them to enter into any of the transactions

 falling within the types of the RRPT, particulars of

 which are specified in the Circular to Shareholders

dated 31 MAY 2010  the Circular , with the related

parties as described in the Circular, provided that

such transactions are of revenue and/or trading

nature, which are necessary for the day-to-day

operations of the Company and/or its subsidiaries,

within the ordinary course of business of the Company

 and/or its subsidiaries, made on an arm's length

basis and on normal commercial terms which those

generally available to the public and are not

detrimental to the minority shareholders of the

PROPOSAL #CONT: CONT  Authority expires the earlier          ISSUER             NO              N/A                  N/A

of passing this ordinary resolution until the

conclusion of the next AGM of the Company for the

Proposed Shareholders' Mandate for RRPT is passed, at

 the next AGM; or the expiration of the period within

 which the next AGM after the date it is required by

law to be held ; authorize the Directors of the

Company to complete and do all such acts and things

including executing all such documents as may be

required  as they may consider expedient or necessary

 or give effect to the Proposed Shareholders' Mandate

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KUMHO ELECTRIC INC, SEOUL

  TICKER:                  N/A                 CUSIP:   Y5043W100

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement, balance        ISSUER            YES             FOR                  FOR

 sheet, income statement and the proposed disposition

 of retained earning

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Election of Younggu Park and Namgu Park         ISSUER            YES             FOR                  FOR

as the Directors

PROPOSAL #4: Election of Seunggi Choi and Byungguk Oh        ISSUER            YES             FOR                  FOR

 as the Auditors

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #6: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KUMHO TIRE CO INC

  TICKER:                  N/A                 CUSIP:   Y5044V101

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES         AGAINST           AGAINST

Articles of Incorporation

PROPOSAL #3: Election of the Directors                                  ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of the audit Committee Members         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KUNGSLEDEN AB

  TICKER:                  N/A                 CUSIP:   W53033101

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the AGM                                              ISSUER             NO              N/A                  N/A

PROPOSAL #2: The Election Committee proposes that the        ISSUER             NO              N/A                  N/A

 lawyer (Sw. advokat) Wilhelm Luning is elected

Chairman of the AGM

PROPOSAL #3: Drawing up and Approval of the voting            ISSUER             NO              N/A                  N/A

list

PROPOSAL #4: Approval of the agenda                                       ISSUER             NO              N/A                  N/A

PROPOSAL #5: Election of one or more persons to                 ISSUER             NO              N/A                  N/A

verify the minutes

PROPOSAL #6: Determination as to whether the AGM has         ISSUER             NO              N/A                  N/A

been duly convened

PROPOSAL #7: Report on the work of the Board of                 ISSUER             NO              N/A                  N/A

Directors and the Committees of the Board of Directors

PROPOSAL #8: Presentation of the annual report and            ISSUER             NO              N/A                  N/A

the audit report and the consolidated financial

statements and the consolidated audit report for 2009

 and in this connection the Chief Executive Officer's

PROPOSAL #9.A: Adopt the income statement and the              ISSUER            YES             FOR                  FOR

balance sheet, and the consolidated income statement

and the consolidated balance sheet for 2009

PROPOSAL #9.B: Approve a dividend of SEK 3.75 per              ISSUER            YES             FOR                  FOR

share; the Board of Directors proposes that the

record date for dividends is to be 03 MAY 2010; if

the AGM approves this proposal, it is estimated that

Euroclear Sweden AB can arrange for payment of

dividends on 06 MAY 2010

PROPOSAL #9.C: Grant discharge from personal                       ISSUER            YES             FOR                  FOR

liability of the Board of Directors and the Chief

Executive Officer for the year 2009

PROPOSAL #10: Report of the Election Committee                    ISSUER             NO              N/A                  N/A

PROPOSAL #11: Approve that the Board of Directors              ISSUER            YES             FOR                  FOR

shall consist of 8 Members and no Deputy Members

PROPOSAL #12: Approve that an annual amount of SEK            ISSUER            YES             FOR                  FOR

220,000 (unaltered) is paid to the Members of the

Board of Directors, who are not employed by the

Company, and that an annual amount of SEK 525,000

(unaltered) is paid to the Chairman of the Board of

Directors; an annual amount of SEK 25,000 (unaltered)

 is paid to the Members of the Remuneration

Committee, who are not employed by the Company, and

an annual amount of SEK 50,000 (unaltered) is paid to

 the Chairman of the Audit Committee and an annual

amount of SEK 25,000 (unaltered) is paid to the

Members in the Audit Committee, who are not employed

by the Company and the remuneration to the Auditors

is to be paid by approved accounts

PROPOSAL #13: Election of Kia Orback Pettersson, as a        ISSUER            YES             FOR                  FOR

 new Member of the Board of Directors; Election

Committee proposes that the other Members of the

Board of Directors Per-Anders Ovin (elected in 2003),

 Thomas Erseus (elected in 2007), Leif Garph (elected

 in 2009), Magnus Meyer (elected in 2008), Jan Nygren

 (elected 2006), Jonas Nyr n (elected in 2001) and

Charlotta Wikstrom (elected in 2009), are re-elected;

 the Election Committee further proposes that Per-

Anders Ovin is elected as a Chairman of the Board of

Directors

PROPOSAL #14: Election of Olle Floren (Olle Flor n            ISSUER            YES             FOR                  FOR

with Companies), Frank Larsson (Handelsbanken Fonder)

 and Eva Gottfridsdotter-Nilsson (Lansforsakringar

Fondforvaltning) as the Members of the Election

Committee; according to the instruction for the

Election Committee, the Chairman of the Board of

Directors be elected to be a member of the Election

Committee

PROPOSAL #15: Approve the guidelines concerning                 ISSUER            YES             FOR                  FOR

remuneration and other employment terms for the Group

 Management involves inter alia that the Company

shall apply the level of remuneration and employment

terms required in order to recruit and retain a Group

 Management with high competence and capacity to

reach the set targets; the forms of remuneration

shall motivate the Group Management to perform at its

 highest level in order to guarantee the interests of

 the shareholders and shall consequently be market-

based, uncomplicated, long-standing and measurable;

the Company'S Long-Term Incentive Programmes shall

guarantee a long-term commitment for the development

of the Company and shall be implemented on market-

based terms and conditions; Non-monetary CONTD.

PROPOSAL #16: Authorizes the Board of Directors,                ISSUER            YES             FOR                  FOR

until the next AGM, on one or several occasions, with

 deviation from the shareholders' preferential

rights, to resolve on issue of convertible bonds; the

 aggregate amount of shares, after full conversion to

 the initially decided conversion rate, may not

exceed 13,650,200 shares, equivalent to 10% of the

outstanding shares; the payment shall be made in

cash; the basis for the issue price shall be market

value and the issuance of convertible bonds under the

 authorization must otherwise be in accordance with

market terms and conditions; the purpose of the

authorization shall be to enable Kungsleden to create

 increased financial flexibility by accessing capital

 from the European established market on convertible

instruments, on which the Board of Directors assess

that a long-term financing can be ensured on good

conditions

PROPOSAL #17: PLEASE NOTE THAT THIS RESOLUTION IS A          ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: appointment of an Independent

Examiner to investigate the circumstances relating to

 the Board of Director's/individual Director's

actions in relation to competing businesses

PROPOSAL #18: Closing of the AGM                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KUONI REISEN HLDG AG

  TICKER:                  N/A                 CUSIP:   H47075108

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 annual report                        ISSUER            YES             FOR                  FOR

(consisting of the 2009 business review, the 2009

financial statements and the 2009 consolidated

financial statements)

PROPOSAL #2: Receive the reports of the Auditors                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the resolution in respect of the        ISSUER            YES             FOR                  FOR

 2009 annual report (consisting of the 2009 business

review, the 2009 financial statements and the 2009

consolidated financial statements)

PROPOSAL #4: Approve the retained earnings of CHF              ISSUER            YES             FOR                  FOR

29,931,137 as at 31 DEC 2009, which are at the

disposal of the AGM of shareholders, be appropriated

as follows: the distribution of a dividend of CHF

1.60 gross per registered share A and CHF 8.00 gross

per registered share B h the allocation of CHF

5,000,000 to other reserves the carrying forward of

CHF 559,937 (i.e. retained earnings less the dividend

 payment and the allocation to other reserves) to the

 new account; the Company waives the distribution of

a dividend on all treasury shares held at the time of

 the dividend distribution

PROPOSAL #5.1: Approve to modify the Article 4 of the        ISSUER            YES             FOR                  FOR

 Articles of Incorporation in the light of the new

Swiss Intermediary-Held Securities Act

(Bucheffektengesetz), and that in this context the

concept of deferred share printing be abandoned in

favor of the concept whereby the printing of share

certificates is abolished and that Article 4 be

amended as specified

PROPOSAL #5.2: Approve the Explanations                                ISSUER            YES             FOR                  FOR

PROPOSAL #6: Grant discharge to the Members of the            ISSUER            YES             FOR                  FOR

Board of Directors and those of the Group Executive

Board for the 2009 FY

PROPOSAL #7.1.1: Re-elect Mr. Wolfgang Beeser as a            ISSUER            YES             FOR                  FOR

Director, for a term of 3 years

PROPOSAL #7.1.2: Re-elect Mrs Annette Schoemmel as a         ISSUER            YES             FOR                  FOR

Director, for a term of 3 years

PROPOSAL #7.1.3: Re-elect Mr. Raymond D. Webster as a        ISSUER            YES             FOR                  FOR

 Director, for a term of 3 years

PROPOSAL #7.2: Re-elect KPMG Ltd., Zurich as the                ISSUER            YES             FOR                  FOR

Auditors for a further 1 year term

PROPOSAL #8: Miscellaneous                                                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KUOYANG CONSTRUCTION CO LTD

  TICKER:                  N/A                 CUSIP:   Y50571101

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: To report the business of 2009                      ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: Statutory supervisors report of 2009           ISSUER             NO              N/A                  N/A

PROPOSAL #1.3: Report on the status of endorsements          ISSUER             NO              N/A                  N/A

and guarantees in 2009

PROPOSAL #2: Approve to accept 2009 business report          ISSUER            YES             FOR                  FOR

and financial statements

PROPOSAL #3.1: Approve the proposal for distribution         ISSUER            YES             FOR                  FOR

of 2009 profits

PROPOSAL #3.2: Amend the procedures of endorsements          ISSUER            YES             FOR                  FOR

and guarantees

PROPOSAL #3.3: Amend the procedures of lending the            ISSUER            YES             FOR                  FOR

Company excess capital to the third party

PROPOSAL #3.4: Amend the procedures of acquisition or        ISSUER            YES             FOR                  FOR

 disposal of substantial assets

PROPOSAL #3.5: Amend the Articles of Incorporation of        ISSUER            YES             FOR                  FOR

 Company

PROPOSAL #4.: Any other proposals and extraordinary          ISSUER            YES         AGAINST           AGAINST

motions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KURABO INDUSTRIES LTD.

  TICKER:                  N/A                 CUSIP:   J36920106

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Allow Use of                       ISSUER            YES             FOR                  FOR

Electronic Systems for Public Notifications,

Establish Articles Related to Supplementary Auditors

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors and Corporate

PROPOSAL #7: Approve Extension of Anti-Takeover                 ISSUER            YES         AGAINST           AGAINST

Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KUREHA CORPORATION

  TICKER:                  N/A                 CUSIP:   J37049103

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Extension of Anti-Takeover                 ISSUER            YES         AGAINST           AGAINST

Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KURODA ELECTRIC CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J37254109

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KWANG DONG PHARMACEUTICAL CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y5058Z105

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement: balance        ISSUER            YES             FOR                  FOR

 sheet, income statement and the disposition of

retained earning

PROPOSAL #2: Election of Directors: Sungwon Choi,              ISSUER            YES         AGAINST           AGAINST

Hyunsik Kim, Yongtaek Lee  External

PROPOSAL #3: Approve the remuneration limit for the          ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4: Approve the remuneration limit for the          ISSUER            YES             FOR                  FOR

Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KWS SAAT AG, EINBECK

  TICKER:                  N/A                 CUSIP:   D39062100

  MEETING DATE:      12/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2008/2009 FY

with the report of the Supervisory Board, the Group

financial statements, the Group annual report, and

the reports pursuant to Sections 289[4] and 315[4] of

 the German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER             NO              N/A                  N/A

distribution profit of EUR 12,310,000 as follows:

payment of a dividend of EUR 1.80 per no-par share

EUR 430,000 shall be carried forward ex-dividend and

payable date: 18 DEC 2009

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER             NO              N/A                  N/A

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the                     ISSUER             NO              N/A                  N/A

2009/2010 FY: Deloitte + Touche GmbH, Hanover

PROPOSAL #6.: Resolution on an adjustment of the                ISSUER             NO              N/A                  N/A

remuneration for Supervisory Board each member of the

 Supervisory Board shall receive a fixed annual

remuneration of EUR 28,000 plus a variable

remuneration up to an amount equal to the fixed

annual remuneration, the Chairman of the Supervisory

Board shall receive three times, and the Deputy

Chairman one and a half times, these amounts, in

addition, the members of the General Committee shall

receive a fixed annual remuneration of EUR 5,000 and

the members of the Audit Committee EUR 10,000 [the

Chairman of the Audit Committee EUR 25,000], the

Chairman of the Supervisory Board and his deputy

shall not receive any additional remuneration for

PROPOSAL #7.: Amendments to the Articles of                        ISSUER             NO              N/A                  N/A

Association, a) Section 13[2], in respect of the

shareholders' meeting being held at the Domicile of

the Company or in a German City with more than

100,000 residents; b) Section 13[3], in respect of

the convocation of the shareholders' meeting being

published pursuant to the statutory regulations; c)

Section 15[1], in respect of shareholders being

entitled to participate and vote at the shareholders'

 meeting if they register with the Company by the 5th

 day prior to the meeting and provide evidence of

their shareholding; d) Section 18[1], in respect of

resolutions of the shareholders' meeting being

adopted by simple majority as long as statutory

provisions do not stipulate otherwise

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KYE SYSTEMS CORP

  TICKER:                  N/A                 CUSIP:   Y4810Q107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: To report the status of the Local                ISSUER             NO              N/A                  N/A

Secured Convertible Bonds I and the Local Unsecured

Convertible Bonds II

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

the financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2.85 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.6: Approve the establishment for the                ISSUER            YES             FOR                  FOR

authority rules of Supervisors

PROPOSAL #B71.1: Election of Tso, Shih-Kun,                        ISSUER            YES             FOR                  FOR

ID/Shareholder No: 5 as a Director

PROPOSAL #B71.2: Election of Chen, Song-Young,                   ISSUER            YES             FOR                  FOR

ID/Shareholder No: 1 as a Director

PROPOSAL #B71.3: Election of Liao, Jwi-Tsung,                     ISSUER            YES             FOR                  FOR

ID/Shareholder No: 7 as a Director

PROPOSAL #B71.4: Election of Wu, Ching-Huei,                       ISSUER            YES             FOR                  FOR

ID/Shareholder No: Q103226368 as a Director

PROPOSAL #B71.5: Election of Huang, Lien-Feng,                   ISSUER            YES             FOR                  FOR

ID/Shareholder No: 30341 as a Director

PROPOSAL #B71.6: Election of Wei, Yung-Far,                        ISSUER            YES             FOR                  FOR

ID/Shareholder No: 58341 as a Director

PROPOSAL #B71.7: Election of Lee, Sheau-Lin,                       ISSUER            YES             FOR                  FOR

ID/Shareholder No: 378 as a Director

PROPOSAL #B72.1: Election of Cho, Ching-Hsin,                     ISSUER            YES             FOR                  FOR

ID/Shareholder No: 2 as a Supervisor

PROPOSAL #B72.2: Election of Hu, Han-Liang,                        ISSUER            YES             FOR                  FOR

ID/Shareholder No: H121491116 as a Supervisor

PROPOSAL #B.8: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.9: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KYERYONG CONSTRUCTION INDUSTRIAL CO LTD, TAEJON

  TICKER:                  N/A                 CUSIP:   Y5074U106

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Amend the Articles of Incorporation               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Election of In Koo Lee & Si Ku Lee as          ISSUER            YES             FOR                  FOR

Inside Directors and Kak Young Kim as an Outside

Director

PROPOSAL #4.: Approve the remuneration for Director           ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve the remuneration for Auditor             ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Approve the split off                                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KYOBO SECURITES CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y5075W101

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 65th financial statement,            ISSUER            YES             FOR                  FOR

I/S, and the proposed disposition of retained earning

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Hae Jun Kim and Il Gyu Choi         ISSUER            YES             FOR                  FOR

as the Directors

PROPOSAL #4: Election of Sang Soo Park as an External        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #5: Election of Sang Soo Park and Il Gyu              ISSUER            YES         AGAINST           AGAINST

Choi as the Members of Audit Committee

PROPOSAL #6: Approve the remuneration limit of                   ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KYODO PRINTING CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J37522109

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Renewal of Anti-Takeover Defense        ISSUER            YES         AGAINST           AGAINST

 Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KYOEI STEEL LTD.

  TICKER:                  N/A                 CUSIP:   J3784P100

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KYOKUTO SECURITIES CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J37953106

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KYORIN CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J37996113

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Change Official                 ISSUER            YES             FOR                  FOR

Company Name to KYORIN Holdings, Inc.

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KYOWA EXEO CORPORATION

  TICKER:                  N/A                 CUSIP:   J38232104

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Appoint a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KYUDENKO CORPORATION

  TICKER:                  N/A                 CUSIP:   J38425104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                     ISSUER            YES             FOR                  FOR

Revisions

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  L&K ENGINEERING CO LTD

  TICKER:                  N/A                 CUSIP:   Y5341A107

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of investment in people's          ISSUER             NO              N/A                  N/A

republic of china of its Company and subsidiary

PROPOSAL #A.4: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1 per share

PROPOSAL #B.3: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.4: Approve the revise the procedures of          ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.5: Approve the revise the Articles of              ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LA SEDA DE BARCELONA SA LSB, BARCELONA

  TICKER:                  N/A                 CUSIP:   E87611120

  MEETING DATE:      8/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual accounts, the                   ISSUER            YES         ABSTAIN           AGAINST

Management report and the Board Management of the

Company and consolidated group

PROPOSAL #2.: Approve the application of the 2008              ISSUER            YES         ABSTAIN           AGAINST

result

PROPOSAL #3.1: Approve the dismiss of PC S.XXI as the        ISSUER            YES         ABSTAIN           AGAINST

 Board Member

PROPOSAL #3.2: Ratify Inverland Dulce as Sunday Board        ISSUER            YES         ABSTAIN           AGAINST

 Member

PROPOSAL #3.3: Ratify Mr. Carlos Antonio Rocha as the        ISSUER            YES         ABSTAIN           AGAINST

 Board Member

PROPOSAL #4.: Authorize the Board for the acquisition        ISSUER            YES         ABSTAIN           AGAINST

 of own shares

PROPOSAL #5.: Approve the additional elements                     ISSUER            YES         ABSTAIN           AGAINST

included in the management report in agreement of the

 Article 116 BIS of the value market law

PROPOSAL #6.: Re-elect Horwath Auditores as Auditors         ISSUER            YES         ABSTAIN           AGAINST

of the Company

PROPOSAL #7.: Approve the delegation of powers                    ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #8.: Approve the minutes                                           ISSUER            YES         ABSTAIN           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LA SEDA DE BARCELONA SA LSB, BARCELONA

  TICKER:                  N/A                 CUSIP:   E87611120

  MEETING DATE:      12/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appoint Inverland Dulce as a Board                ISSUER            YES         AGAINST           AGAINST

Member

PROPOSAL #2.: Approve the Restructuring Plan of the          ISSUER            YES             FOR                  FOR

Group

PROPOSAL #3.: Approve the balance closed in 30 SEP            ISSUER            YES             FOR                  FOR

2009

PROPOSAL #4.: Approve to compensate the loss                       ISSUER            YES             FOR                  FOR

accumulated until 30 SEP 2009, if the point before is

 approved

PROPOSAL #5.: Grant authority to reduce capital in            ISSUER            YES             FOR                  FOR

97,890,919.90 Euros and then to increase capital in

3,000,000,000 Euros

PROPOSAL #6.: Authorize the Board Members to buy                ISSUER            YES             FOR                  FOR

shares

PROPOSAL #7.: Approve the information about social            ISSUER            YES             FOR                  FOR

actions approved in the OGM

PROPOSAL #8.: Authorize the Board Directors for                 ISSUER            YES             FOR                  FOR

exposition, ratification, correction, execution and

development of the resolutions of the general meeting

PROPOSAL #9.: Approve the minute                                            ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LA SEDA DE BARCELONA SA LSB, BARCELONA

  TICKER:                  N/A                 CUSIP:   E87611120

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the individual financial                     ISSUER            YES         AGAINST           AGAINST

statements of the consolidated financial statements

consolidated financial  statements  and management

report  of both La Seda de Barcelona, SA, and its

consolidated Group and management of the Board-all

for  FY 2009 social

PROPOSAL #2: Approve the proposed allocation of FY            ISSUER            YES             FOR                  FOR

2009

PROPOSAL #3.1: Appointment Don  Carlos Soria Sendra          ISSUER            YES             FOR                  FOR

as a new Independent Director

PROPOSAL #3.2: Appointment of Jose Luis Riera Andrs          ISSUER            YES         AGAINST           AGAINST

as a new External Director  Other Interests

PROPOSAL #4: Re-elect the Auditors                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Authorize the Board of Directors, under         ISSUER            YES         AGAINST           AGAINST

the provisions of Article 319 of the Mercantile

Registry Regulations, Chapter X of  the current

Companies Act and other regulations on the issuance

of debentures, and to the extent total aggregate of

50 million Euros of nominal, the power to  issue

debentures, bonds, warrants  and promissory notes,

simple, exchangeable and / or convertible, as well as

 any other convertible debt instrument, with

attribution of the power to exclude the preferential

subscription rights of shareholders, to ensure

emissions from Group Companies and  replace the

delegated authority

PROPOSAL #6: Authorize the Company to acquire own              ISSUER            YES         AGAINST           AGAINST

shares pursuant to the provisions of Article 75 of

the Companies Act, leaving no effect on the unused

portion of the authorization granted by the OGM of

shareholders on 08 AUG 2009

PROPOSAL #7: Authorize the Board of Directors of the         ISSUER            YES             FOR                  FOR

Company for the implementation, development,

interpretation and  rectification of the agreements

adopted by the Board, and to substitute the powers

received from the Board and granted authority to

increase audiences such agreements

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LABORATORIOS FARMACEUTICOS ROVI, SA, MADRID

  TICKER:                  N/A                 CUSIP:   E6996D109

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts and                       ISSUER            YES             FOR                  FOR

management report of Laboratorios Farmaceuticos Rovi

and their consolated group

PROPOSAL #2: Approve the proposal application of                ISSUER            YES             FOR                  FOR

results

PROPOSAL #3: Approve the management and performance          ISSUER            YES             FOR                  FOR

of the Board of Directors

PROPOSAL #4: Approve the annual remuneration of the          ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #5: Ratification of the extraordinary                   ISSUER            YES             FOR                  FOR

remuneration that was approved by the Board of

Directors in favor of Executives

PROPOSAL #6: Re-election of the Auditors                              ISSUER            YES             FOR                  FOR

PROPOSAL #7: Grant authority to purchase own shares           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #8: Authorize the Board of Directors the              ISSUER            YES             FOR                  FOR

faculty to increase the social capital

PROPOSAL #9: Authorize the Board of Directors the              ISSUER            YES             FOR                  FOR

faculty to issue bonds, debentures and convertibles

fixed income values in shares, warrants and

promissory notes

PROPOSAL #10: Approve the delegation of powers                    ISSUER            YES             FOR                  FOR

PROPOSAL #11: Receive the report on the remuneration         ISSUER            YES             FOR                  FOR

policy of the Board of Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LAIRD PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G53508175

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the report of the                ISSUER            YES             FOR                  FOR

Directors and accounts for the YE 31 DEC 2009

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report, as specified

PROPOSAL #3: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-elect Mr. N J Keen as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Mr. P J Hill as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-elect Mr. M L Rapp as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-elect Mr. J C Silver as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #8: Re-elect Sir Christopher Hum as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #9: Re-elect Professor M J Kelly as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #10: Re-elect Mr. A J Reading as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #11: Re-elect Mr. A M Robb as a Director               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #12: Re-elect Dr W R Spivey as a Director             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #13: Re-appoint Ernst and Young LLP as the          ISSUER            YES         AGAINST           AGAINST

Auditor and to authorize the Board to fix their

remuneration

PROPOSAL #14: Approve to give the Directors authority        ISSUER            YES             FOR                  FOR

 to allot shares

PROPOSAL #S.15: Approve to disapply pre-emption rights      ISSUER            YES             FOR                  FOR

PROPOSAL #S.16: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own ordinary shares

PROPOSAL #S.17: Adopt new Articles of Association               ISSUER            YES             FOR                  FOR

PROPOSAL #S.18: Approve the notice period for EGM's           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LAKE SHORE GOLD CORP

  TICKER:                  N/A                 CUSIP:   510728108

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Alan C. Moon as a Director        ISSUER            YES             FOR                  FOR

 for the ensuing year

PROPOSAL #1.2: Election of Arnold Klassen as a                   ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.3: Election of Daniel G. Innes as a                 ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.4: Election of Frank Hallam as a Director        ISSUER            YES             FOR                  FOR

 for the ensuing year

PROPOSAL #1.5: Election of Ignacio Bustamante as a            ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.6: Election of Ignacio Rosado as a                   ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.7: Election of Jonathan Gill as a                     ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.8: Election of Peter Crossgrove as a                ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.9: Election of Roberto Danino as a                   ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.10: Election of Anthony P. Makuch as a            ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2: Appointment of Deloitte & Touche LLP as         ISSUER            YES             FOR                  FOR

the Auditors of the Corporation for

PROPOSAL #3: Approve the unallocated options, rights         ISSUER            YES             FOR                  FOR

or other entitlements under the Corporation's Stock

Option Plan until the date that is three years from

the date hereof, being 05 MAY 2013, and ratify the

Subsequent Options (as specified)

PROPOSAL #4: Authorize and approve the Stock Option          ISSUER            YES             FOR                  FOR

Plan of the Corporation  as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LAMPRELL PLC, ISLE OF MAN

  TICKER:                  N/A                 CUSIP:   G5363H105

  MEETING DATE:      6/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts of the Company for         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009 and the report of the Directors

and the Auditors thereon

PROPOSAL #2: Approve the Directors remuneration                 ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009 included in the annual

report and accounts for 2009

PROPOSAL #3: Declare a final dividend of USD 0.038            ISSUER            YES             FOR                  FOR

per ordinary share as recommended by the Directors

PROPOSAL #4: Re-appoint Richard Raynaut as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #5: Re-appoint PricewaterhouseCoopers, Isle         ISSUER            YES             FOR                  FOR

of Man as the Company's Auditors until the conclusion

 of the next general meeting of the Company at which

accounts are laid

PROPOSAL #6: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

Auditors' remuneration

PROPOSAL #7: Authorize the Directors, pursuant to              ISSUER            YES             FOR                  FOR

Article 5.1 of the Company's Articles of Association,

 and in substitution for any existing power to allot

equity securities up to an aggregate nominal amount

of GBP 3,000,000;  Authority expires the earlier the

conclusion of the next AGM of the Company or 15

months ; the Company may, at any time prior to the

expiry of such authority, make an offer or agreement

which would or might require equity securities to be

allotted after the expiry of such authority, make an

offer or agreement which or might require equity

securities to be allotted after the expiry of such

authority and the Directors may allot equity

securities in pursuance of such an offer or agreement

 as if such authority had not expired

PROPOSAL #S.8: Authorize the Directors, conditional          ISSUER            YES             FOR                  FOR

upon the passing of Resolution 7, pursuant to

Company's Articles of Association, and in

substitution for any existing authority to allot

equity securities of the Company, for cash pursuant

to the authority sought pursuant to Resolution 7,

disapplying the statutory pre-emption rights Article

5.2 of the Company's Articles of Association provided

 that this power is limited to the allotment of

equity securities: i) on the basis permitted under

Article 5.3 of the Company's Articles of Association;

 ii) the allotment of equity securities in connection

 with a rights issues; and iii) up to an aggregate

nominal amount CONTD.

PROPOSAL #CONT: CONTD. GBP 500,000;  Authority                   ISSUER             NO              N/A                  N/A

expires the earlier of the conclusion of the next AGM

 of the Company or 15 months ; the Company may, at

any time prior to the expiry of such authority, make

an offer or agreement which would or might require

equity securities to be allotted after the expiry of

such authority and the Directors may allot equity

securities after the expiry of this authority in

pursuance of such an offer or agreement made prior to

 such expiry

PROPOSAL #S.9: Authorize the Company, to make market         ISSUER            YES             FOR                  FOR

purchases of its ordinary shares of up to 20,00,000;

and the minimum price  exclusive of expenses  which

may be paid for an ordinary share is GBP 0.05 and up

to 105% of the average middle market quotations for

such shares derived from the London Stock Exchange

Daily Official List, over the previous 5 business

days and an amount equal to the higher of the price

of the last independent trade of an ordinary share

and the highest current independent bid for an

ordinary share as derived from the London Stock

Exchange Daily official List;  Authority expires the

earlier of the conclusion of the next AGM of the

Company or 15 months ; a contract to purchase

ordinary shares which will or may be executed wholly

PROPOSAL #S.10: Adopt the Articles of Association as         ISSUER            YES             FOR                  FOR

specified, as the new Articles of Association of the

Company in substitution for, and to the exclusion of

the, existing Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LANCASHIRE HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G5361W104

  MEETING DATE:      12/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company to purchase its          ISSUER            YES             FOR                  FOR

own shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LANCASHIRE HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G5361W104

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the Company's audited consolidated        ISSUER            YES             FOR                  FOR

 financial statements for the YE 31 DEC 2009

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3: Re-appoint Ernst and Young Ltd. as the          ISSUER            YES             FOR                  FOR

Auditors of the Company, to hold office from the

conclusion of this meeting until the conclusion of

the next AGM at which the Company's financial

statements are presented

PROPOSAL #4: Authorize the Board of Directors, which         ISSUER            YES             FOR                  FOR

may delegate this authority to the Board's Audit

Committee, to establish the Auditors' remuneration

PROPOSAL #5: Election of John Bishop as a Director of        ISSUER            YES             FOR                  FOR

 the Company to hold office for a period of 3 years

until the Company's 2013 AGM

PROPOSAL #6: Election of Jens Juul as a Director of          ISSUER            YES             FOR                  FOR

the Company to hold office for a period of 3 years

until the Company's 2013 AGM

PROPOSAL #7: Re-election of Martin Thomas as a                   ISSUER            YES             FOR                  FOR

Director and Chairman of the Company to hold office

for a period of 3 years until the Company's 2013 AGM

PROPOSAL #8: Re-election of Neil McConachie as a                ISSUER            YES             FOR                  FOR

Director of the Company to hold office for a period

of 3 years until the Company's 2013 AGM

PROPOSAL #9: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to allot and issue un-issued common share capital,

pursuant to Bye-law 2.4 of the Company's Bye-laws, up

 to an aggregate nominal value of USD 30,417,177, an

amount equal to approximately one-third of the issued

 common share capital of the Company as at the date

of this document;  Authority expires the earlier of

the conclusion of the AGM of the Company in 2011 or

15 months from the date the relevant resolution is

PROPOSAL #S.10: Authorize the Directors of the                   ISSUER            YES             FOR                  FOR

Company, in accordance with Bye-law 2.6 of the

Company's Byelaws, to allot and issue common shares

on a non pre-emptive basis up to an aggregate nominal

 value of USD 9,125,153, such amount being

approximately 10% of the Company's issued share

capital as at the date of this document;  Authority

expires the earlier of the conclusion of the AGM of

the Company in 2011 or 15 months from the date the

relevant resolution is passed

PROPOSAL #S.11: Authorize the Company, in accordance         ISSUER            YES             FOR                  FOR

with Bye-law 3 of the Company's Bye-laws and pursuant

 to Section 42A of the Companies Act of Bermuda, to

make one or more purchases of common shares in such a

 manner and on such terms as the Directors of the

Company or any authorized Committee may from time to

time determine provided that: a) the maximum number

of common shares to be purchased shall be 18,250,306

 representing approximately 10% of the issued common

share capital of the Company as at the date of this

notice ; b) the maximum price  exclusive of expenses

payable by the Company  which may be paid for a

common share shall be USD 0.10; c) the maximum price

 exclusive of expenses payable by the Company  which

may be paid for a common share shall be the higher of

 : 5% above the average of the closing middle market

quotations CONTD

PROPOSAL #12.1: Receive the audited financial                     ISSUER            YES             FOR                  FOR

statements of Lancashire Insurance Company Limited

for the YE 31 DEC 2009

PROPOSAL #12.2: Re-appoint Ernst and Yound Ltd. as            ISSUER            YES             FOR                  FOR

the Auditors of Lancashire Insurance Company Limited

for the 2010 FY

PROPOSAL #12.3: Approve to confirm the number of                ISSUER            YES             FOR                  FOR

Directors of Lancashire Insurance Company Limited for

 the ensuing year will remain at 10

PROPOSAL #12.4: Re-appoint Simon Burton as a Director        ISSUER            YES             FOR                  FOR

 of Lancashire Insurance Company Limited

PROPOSAL #12.5: Re-appoint Jens Juul as a Director of        ISSUER            YES             FOR                  FOR

 Lancashire Insurance Company Limited

PROPOSAL #12.6: Re-appoint Colin Alexander as a                 ISSUER            YES             FOR                  FOR

Director of Lancashire Insurance Company Limited

PROPOSAL #12.7: Re-appoint Elaine Whelan as a                     ISSUER            YES             FOR                  FOR

Director of Lancashire Insurance Company Limited

PROPOSAL #12.8: Re-appoint Charles Mathias as a                 ISSUER            YES             FOR                  FOR

Director of Lancashire Insurance Company Limited

PROPOSAL #12.9: Re-appoint Sylvain Perrier as a                 ISSUER            YES             FOR                  FOR

Director of Lancashire Insurance Company Limited

PROPOSAL #13.1: Approve the audited financial                     ISSUER            YES             FOR                  FOR

statements of Lancashire Marketing Services Middle

East  Limited together with a copy of the Auditor's

report for the YE 31 DEC 2009

PROPOSAL #13.2: Re-appoint Ernst and Young as the              ISSUER            YES             FOR                  FOR

Auditors of Lancashire Marketing Services Middle East

  Limited from the conclusion of the Company's

2010AGM to the conclusion of the 2011 AGM

PROPOSAL #13.3: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

fix the Auditors' remuneration

PROPOSAL #13.4: Acknowledge the resignation of John          ISSUER            YES             FOR                  FOR

Melcon as a Director of Lancashire Marketing Services

  Middle East  Limited and approve not to fill the

vacancy

PROPOSAL #13.5: Acknowledge the resignation of Paul          ISSUER            YES             FOR                  FOR

Gregory as a Director of Lancashire Marketing

Services  Middle East  Limited and approve not to

fill the vacancy

PROPOSAL #13.6: Re-appoint John Melcon as a Director         ISSUER            YES             FOR                  FOR

of Lancashire Marketing Services  Middle East  Limited

PROPOSAL #13.7: Re-appoint Paul Gregory as a Director        ISSUER            YES             FOR                  FOR

 of Lancashire Marketing Services Middle East  Limited

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LANDI RENZO S.P.A., ROMA

  TICKER:                  N/A                 CUSIP:   T62498109

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #E.1: Amend the first item of Article 3 of          ISSUER             NO              N/A                  N/A

the Corporate bylaws; resolutions related there to

PROPOSAL #A.1: Approve the balance sheet as of 31 DEC        ISSUER             NO              N/A                  N/A

 09, the Board of Directors' report on Management

activity; Internal and External Auditors' reports;

resolutions related there to

PROPOSAL #A.2: Approve to review External Auditors            ISSUER             NO              N/A                  N/A

KPMG S.p.a. emolument; resolutions related there to

PROPOSAL #A.3: Appointment of the Board of Directors'        ISSUER             NO              N/A                  N/A

 Members and its Chairman, upon stating

PROPOSAL #A.4: Appointment of Internal Auditors'                ISSUER             NO              N/A                  N/A

Members and its Chairman for the yearsterm

PROPOSAL #A.5: Grant authority to buy and dispose of         ISSUER             NO              N/A                  N/A

own shares, upon revoking resolutions deliberated on

the shareholders' meeting held on 24 APR 2009;

resolutions related there to

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LAO FENG XIANG CO LTD, SHANGHAI

  TICKER:                  N/A                 CUSIP:   Y1424Z119

  MEETING DATE:      9/18/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the compliance with                            ISSUER            YES             FOR                  FOR

requirements for asset purchase via share offering

PROPOSAL #2.: Approve the asset purchase via share            ISSUER            YES             FOR                  FOR

offering

PROPOSAL #3.: Approve the connected transaction                 ISSUER            YES             FOR                  FOR

report on asset purchase via share offering [draft]

PROPOSAL #4.: Approve the conditional agreement on            ISSUER            YES             FOR                  FOR

asset purchase via non-public share offering and its

supplementary agreement to be signed with Huangpu

District state-owned assets Supervision and

Administration Commission

PROPOSAL #5.: Approve the explanation on the major            ISSUER            YES             FOR                  FOR

asset restructuring complying with the Article 4 of

the provisions on several issues regulating major

asset restructuring of listed Companies

PROPOSAL #6.: Approve the exemption of the above                ISSUER            YES             FOR                  FOR

Commission from the tender offer way to increase the

share holding

PROPOSAL #7.: Authorize the Board to handle matters          ISSUER            YES             FOR                  FOR

in relation to the asset purchase via share offering

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LAO FENG XIANG CO LTD, SHANGHAI

  TICKER:                  N/A                 CUSIP:   Y1424Z119

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 annual report and its          ISSUER            YES             FOR                  FOR

abstract

PROPOSAL #2: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #3: Approve the 2009 financial resolution            ISSUER            YES             FOR                  FOR

report and 2009 financial budget report

PROPOSAL #4: Approve the 2009 Profit Distribution              ISSUER            YES             FOR                  FOR

Plan: 1) cash dividend/10 shares  tax included : CNY

2.0000 2) bonus issue from profit  share/10 shares :

none 3) bonus issue from capital reserve  share/10

shares : none

PROPOSAL #5: Amend the Company's Articles of                       ISSUER            YES             FOR                  FOR

Association

PROPOSAL #6: Re-appoint the 2010 Audit Firm                         ISSUER            YES             FOR                  FOR

PROPOSAL #7: Approve the 2010 continuing connected            ISSUER            YES             FOR                  FOR

transactions of the Company's wholly-owned subsidiary

PROPOSAL #8: Approve the package guarantee for the            ISSUER            YES         AGAINST           AGAINST

financing of controlled subsidiary

PROPOSAL #9: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Supervisory Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LASSILA & TIKANOJA OYJ

  TICKER:                  N/A                 CUSIP:   X4802U133

  MEETING DATE:      3/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Calling the meeting to order                           ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Election of persons to scrutinize the          ISSUER             NO              N/A                  N/A

minutes and to supervise the counting of votes

PROPOSAL #4.: Recording the legality of the meeting           ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Recording the attendance at the meeting        ISSUER             NO              N/A                  N/A

 and adoption of the list of votes

PROPOSAL #6.: Presentation of the annual accounts,            ISSUER             NO              N/A                  N/A

the report of the board of directors and the

auditor's report for the year 2009

PROPOSAL #7.: Adopt the accounts                                            ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Approve the actions on profit or loss,         ISSUER            YES             FOR                  FOR

to pay a dividend of EUR 0.55 per share

PROPOSAL #9.: Grant discharge from liability                       ISSUER            YES             FOR                  FOR

PROPOSAL #10.: Approve the remuneration of Board                ISSUER            YES             FOR                  FOR

Members

PROPOSAL #11.: Approve the number of Board Members             ISSUER            YES             FOR                  FOR

PROPOSAL #12.: PLEASE NOTE THAT THIS IS A                            ISSUER            YES             FOR               AGAINST

SHAREHOLDER'S PROPOSAL: re-elect H. Bergholm, E.

Hautaniemi, M. Kavetvuo, H. Korhonen, J. Lassila and

elect M. Maijala  as a new Member

PROPOSAL #13.: Approve the remuneration of Auditor             ISSUER            YES             FOR                  FOR

PROPOSAL #14.: PLEASE NOTE THAT THIS IS A                            ISSUER            YES             FOR               AGAINST

SHAREHOLDER'S PROPOSAL: election of

PricewaterhouseCoopers OY

PROPOSAL #15.: Amend the Articles of  Association               ISSUER            YES             FOR                  FOR

PROPOSAL #16.: Authorize the Board to decide on                 ISSUER            YES             FOR                  FOR

repurchase of  Company's own shares

PROPOSAL #17.: Authorize the Board to decide on share        ISSUER            YES             FOR                  FOR

 issue

PROPOSAL #18.: Closing of the meeting                                    ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LAURENT PERRIER, TOURS-SUR-MARNE

  TICKER:                  N/A                 CUSIP:   F55758100

  MEETING DATE:      7/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the annual accounts for the            ISSUER            YES         ABSTAIN           AGAINST

FYE on 31 MAR 2009,  grant discharge to the Board

PROPOSAL #O.2: Approve the distribution of profits             ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #O.3: Approve the transactions taking place         ISSUER            YES         ABSTAIN           AGAINST

between the Supervisory Members and the Company

during the 2008 FY, as a result of the special report

 of the Statutory Auditors on the agreements referred

 to in Articles L 225-86 and sequence of the

PROPOSAL #O.4: Approve the transactions taking place         ISSUER            YES         ABSTAIN           AGAINST

between the Board Members and the Company during the

2008 FY, as a result of the special report of the

Statutory Auditors on the agreements referred to in

Articles L 225-86 and sequence of the Commercial Code

PROPOSAL #O.5: Approve the transactions taking place         ISSUER            YES         ABSTAIN           AGAINST

between a shareholder, holding more than 10% of the

Company's voting rights and the Company during the

2008 FY as a result of the special report of the

Statutory Auditors on the agreements referred to in

Articles L 225-86 and sequence of the Commercial Code

PROPOSAL #O.6: Approve the attendance allowances                ISSUER            YES         ABSTAIN           AGAINST

allocated to the Supervisory Members

PROPOSAL #O.7: Approve the renewal of Mr. Yann                   ISSUER            YES         ABSTAIN           AGAINST

Duchesne's mandate as Supervisory Member

PROPOSAL #O.8: Approve the authorization and power            ISSUER            YES         ABSTAIN           AGAINST

for the Board of Directors concerning the new Shares

Buyback Program

PROPOSAL #E.9: Approve the authorization and power            ISSUER            YES         ABSTAIN           AGAINST

for the Board of Directors to cancel the Company's

PROPOSAL #E.10: Approve the authorization and power          ISSUER            YES         ABSTAIN           AGAINST

for the Board of Directors for a term of twenty-six

[26] months to issue, with maintenance of

preferential subscription rights of the shareholders,

 all warrants giving immediately or ultimately

vocation to a Company's share capital quota, for a

maximum nominal amount of ten million euros [EUR

10,000,000] [shares] and one hundred and fifty

million euros [EUR 150,000,000] [debt securities]

PROPOSAL #E.11: Approve the authorization and powers         ISSUER            YES         ABSTAIN           AGAINST

for the Board of Directors for a term of 26 months to

 issue, with cancellation of preferential

subscription rights of the shareholders, all warrants

 giving immediately or ultimately vocation to a

Company's share capital quota, for a maximum nominal

amount of [EUR 10,000,000] [shares] and

[EUR150,000,000] [debt securities]

PROPOSAL #E.12: Approve the authorization and powers         ISSUER            YES         ABSTAIN           AGAINST

for the Board of Directors for a term of 26 months to

 carry out a Company's capital increase by

incorporation of reserves, profits or premiums for a

maximum nominal amount of ten million euros [EUR

10,000,000]

PROPOSAL #E.13: Approve the authorization and powers         ISSUER            YES         ABSTAIN           AGAINST

for the Board of Directors to use the authorizations

of the capital increases mentioned above and to the

Company's securities during a takeover bid or

exchange public offer

PROPOSAL #E.14: Approve the authorization and powers         ISSUER            YES         ABSTAIN           AGAINST

for the Board of Directors for a term of twenty-six

[26] months to carry out a Company's capital increase

 reserved for the persons referred to in Article L

443-5 of the Labour Code, for a maximum amount of ten

 million euros [EUR 10,000,000]

PROPOSAL #E.15: Approve the authorization and powers         ISSUER            YES         ABSTAIN           AGAINST

for the Board of Directors to grant Company's shares

buyback options under the scheme established by

Article L.125-177 of the Commercial Code

PROPOSAL #E.16: Approve the authorization and powers         ISSUER            YES         ABSTAIN           AGAINST

for the Board of Directors in order to allocate the

Company's free shares under the scheme established by

 Article L.225-197-1 of the Commercial Code

PROPOSAL #E.17: Grant full powers to the bearer of an        ISSUER            YES         ABSTAIN           AGAINST

 original or extract of this report in order to

accomplish all legal formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LAURENTIAN BANK OF CANADA, MONTREAL

  TICKER:                  N/A                 CUSIP:   51925D106

  MEETING DATE:      3/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Lise Bastarache as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Election of Jean Bazin as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Election of Richard Belanger as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of Eve-Lyne Biron as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of Isabelle Courville as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of L. Denis Desautels as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of Pierre Genest as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Election of Michel Labonte as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.9: Election of Carmand Normand as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.10: Election of Jacqueline C. Orange as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #1.11: Election of Marie-France Poulin as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.12: Election of Rejean Robitaille as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.13: Election of Jonathan I. Wener as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Appointment of the Accounting Firm Ernst        ISSUER            YES             FOR                  FOR

 & Young LLP, as the Auditor

PROPOSAL #3: Approve, in an advisory capacity and              ISSUER            YES             FOR                  FOR

without limiting the role and responsibility of the

Board of Directors, that shareholders accept the

approach to Named Executive Officer compensation as

specified

PROPOSAL #4: PLEASE NOTE THAT THIS RESOLUTION IS A            ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Approve that the Board of

Directors submit a greater number of candidates to a

shareholders' vote than the actual number of vacant

positions

PROPOSAL #5: PLEASE NOTE THAT THIS RESOLUTION IS A            ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Approve that the Annual Report

and Management Proxy Circular disclose the equity

ratios between the overall compensation of the Chief

Executive Officer and of the five designated Officers

 on the one hand and the average overall compensation

 of employees

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LEALEA ENTERPRISE CO LTD

  TICKER:                  N/A                 CUSIP:   Y5239M106

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #a.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #a.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #a.3: The status of endorsement, guarantee          ISSUER             NO              N/A                  N/A

and monetary loans

PROPOSAL #a.4: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #b.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

the financial statements

PROPOSAL #b.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.8 per share

PROPOSAL #b.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #b.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #b.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #b.6: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from capital reserves; proposed bonus issue: 20 for

1,000 shares held

PROPOSAL #b.7.a: Election of KUO, SHAO-YI                            ISSUER            YES         AGAINST           AGAINST

[ID/shareholder No: 31] as a Director

PROPOSAL #b.7.b: Election of Li Peng Enterprise                 ISSUER            YES         AGAINST           AGAINST

Co.,Ltd./KUO, SU-JEN [ID/shareholder No: 23225] as a

Director

PROPOSAL #b.7.c: Election of Dong Ting Investment              ISSUER            YES         AGAINST           AGAINST

Co., Ltd./ CHANG, CHUN-CHING [ID/shareholder No:

172551] as a Director

PROPOSAL #b.7.d: Election of HUNG, TSUNG-CHI                       ISSUER            YES         AGAINST           AGAINST

[ID/shareholder No: 66] as a Director

PROPOSAL #b.7.e: Election of KUO, CHI-AN                              ISSUER            YES         AGAINST           AGAINST

[ID/shareholder No: A128185043] as a Director

PROPOSAL #b.7.f: Election of KUO,CHUN-NAN                            ISSUER            YES         AGAINST           AGAINST

[ID/shareholder No: 32] as a Supervisor

PROPOSAL #b.7.g: Election of LIN, WIN-JON                            ISSUER            YES         AGAINST           AGAINST

[ID/shareholder No: 21] as a Supervisor

PROPOSAL #b.8: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

the Directors and representatives participation in

competitive business

PROPOSAL #b.9: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LEE CHANG YUNG CHEMICAL INDUSTRY CORP

  TICKER:                  N/A                 CUSIP:   Y52424101

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business reports and                       ISSUER             NO              N/A                  N/A

financial statements

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 3 per share

PROPOSAL #B.3: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.5: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.6: Approve the proposal of capital                   ISSUER            YES             FOR                  FOR

injection by issuing new shares via private placement

PROPOSAL #B71.1: Election of Lee Bo Wei (Shareholder         ISSUER            YES         AGAINST           AGAINST

No.4) as a Director

PROPOSAL #B71.2: Election of Young Sai Fen                          ISSUER            YES         AGAINST           AGAINST

(Shareholder No. 13188) as a Director

PROPOSAL #B71.3: Election of Fu Chu Co., Ltd.                     ISSUER            YES         AGAINST           AGAINST

(Shareholder No. 209538) Representative: Lee Kun Ky,

as a Director

PROPOSAL #B71.4: Election of Fu Chu Co., Ltd.                     ISSUER            YES         AGAINST           AGAINST

(shareholder No. 209538) Representative: Li Ming

Kung, as a director

PROPOSAL #B71.5: Election of Fu Chu Co., Ltd.                     ISSUER            YES         AGAINST           AGAINST

(Shareholder No. 209538) Representative: Wei Cheng

Chen, as a Director

PROPOSAL #B71.6: Election of Fu Chu Co., Ltd.                     ISSUER            YES         AGAINST           AGAINST

(Shareholder No. 209538) Representative: Sung Ting

Pang, as a Director

PROPOSAL #B72.1: Election of Lee Jamgo Co., Ltd.                ISSUER            YES         AGAINST           AGAINST

(Shareholder No. 14974) Representative: Chuang Hsun

Chia, as a Supervisor

PROPOSAL #B72.2: Election of Lee Jamgo Co., Ltd.                ISSUER            YES         AGAINST           AGAINST

(Shareholder No. 14974) Representative: Wang Kuen

Tsann, as a Supervisor

PROPOSAL #B.8: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.9: Other issues and extraordinary                      ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LEND LEASE PRIMELIFE LTD

  TICKER:                  N/A                 CUSIP:   Q5522A107

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #2.: Elect Mr. Anthony Lombardo as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who ceases to hold office in

 accordance with Rule 69.2 of the Company's

PROPOSAL #3.: Elect Mr. Ian Crow as a Director of the        ISSUER            YES             FOR                  FOR

 Company, who ceases to hold office in accordance

with Rule 69.2 of the Company's Constitution

PROPOSAL #4.: Elect Mr. Gary Symons as a Director of         ISSUER            YES             FOR                  FOR

the Company, who ceases to hold office in accordance

with Rule 69.2 of the Company's Constitution

PROPOSAL #5.: Elect Mr. David Hutton as a Director of        ISSUER            YES             FOR                  FOR

 the Company, who ceases to hold office in accordance

 with Rule 69.2 of the Company's Constitution

PROPOSAL #6.: Elect Mr. Andrew Love as a Director of         ISSUER            YES             FOR                  FOR

the Company, who ceases to hold office in accordance

with Rule 70.1 of the Company's Constitution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LEND LEASE PRIMELIFE LTD

  TICKER:                  N/A                 CUSIP:   Q5522A107

  MEETING DATE:      12/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, subject to and conditional            ISSUER            YES             FOR                  FOR

on: a] the Share Scheme by the Court under Section

411[4][b] of the Corporations Act 2001 [with or

without modification as approved by the Court]; b] an

 office copy of the Order of the Court approving the

Share Scheme being lodged with the Australian

Securities and Investments Commission; and c]

Resolution 2 in this notice of Unit Scheme Meeting

being passed, amend the Constitution of LLPT with

effect on and from the Effective Date as specified in

 the Supplemental Deed for the purposes of giving

effect to the Unit Scheme and grant authority to the

responsible entity of LLPT to execute and lodge with

the Australian Securities and Investments Commission

a copy of the Supplemental Deed

PROPOSAL #2.: Approve that, subject to, and                        ISSUER            YES             FOR                  FOR

conditional on: a] the Share Scheme being approved by

 the Court under Section 411[4][b] of the

Corporations Act 2001 [with or without modification

as approved by the Court]; b] an office copy of the

Order of the Court approving the Share Scheme being

lodged with the Australian Securities and Investments

 Commission; and c] Resolution 1 in this notice of

Unit Scheme Meeting being passed and an executed copy

 of the Supplemental Deed being lodged with the

Australian Securities and Investments Commission at

the same time as the office copy of the Order of the

Court approving the Share Scheme is lodged with that

Commission, the Unit Scheme [as specified in the

Scheme Booklet of which this Notice of Unit Scheme

Meeting forms part] and, in particular, the

acquisition by Lend Lease Capital Services Pty

Limited ACN 000 001 114 of a relevant interest in all

 the Units held by Scheme Participants as at the

Record date pursuant to the Unit Scheme for the

purposes of Item 7 of Section 611 of the Corporations

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LEND LEASE PRIMELIFE LTD

  TICKER:                  N/A                 CUSIP:   Q5522A107

  MEETING DATE:      12/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #2.: Elect Mr. Anthony Lombardo as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who ceases to hold office in

 accordance with Rule 69.2 of the Company's

PROPOSAL #3.: Elect Mr. Ian Crow as a Director of the        ISSUER            YES             FOR                  FOR

 Company, who ceases to hold office in accordance

with Rule 69.2 of the Company's Constitution

PROPOSAL #4.: Elect Mr. Gary Symons as a Director of         ISSUER            YES             FOR                  FOR

the Company, who ceases to hold office in accordance

with Rule 69.2 of the Company's Constitution

PROPOSAL #5.: Elect Mr. David Hutton as a Director of        ISSUER            YES             FOR                  FOR

 the Company, who ceases to hold office in accordance

 with Rule 69.2 of the Company's Constitution

PROPOSAL #6.: Re-elect Mr. Andrew Love as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires in accordance with Rule

70.1 of the Company's Constitution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LEND LEASE PRIMELIFE LTD

  TICKER:                  N/A                 CUSIP:   Q5522A107

  MEETING DATE:      12/14/2009                                                                                                       FOR/AGAINST
  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, with or without modification          ISSUER            YES             FOR                  FOR

as approved by the court, pursuant to and in

accordance with Section 411 of the Corporations Act,

the Share Scheme, the terms as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LEONI AG, NUERNBERG

  TICKER:                  N/A                 CUSIP:   D50120134

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements and annual report, and the report

pursuant to Sections 289[4] and 315[4] of the German

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 15,144,512.53 as follows:

 the entire amount shall be allocated to the other

revenue reserves

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Appointment of auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: Ernst & Young GmbH, Stuttgart

PROPOSAL #6.: Authorization to acquire own shares,            ISSUER            YES         AGAINST           AGAINST

the Company shall be authorized to acquire own shares

 of up to 10% of its share capital, at prices not

deviating more than 20% from the market price, on or

before 05 MAY 2015, the Board of Managing Directors

shall be authorized to dispose of the shares in a

manner other than the stock exchange or a rights

offering if they are sold at a price not materially

below their market price, and may use the shares for

acquisition purposes, to satisfy conversion or option

 rights, or as employee shares, the shares may also

be retired

PROPOSAL #7.: Resolution on the authorization to                ISSUER            YES             FOR                  FOR

issue convertible and/or warrant bonds, the creation

of contingent capital, and the corresponding

amendments to the Articles of Association. The

authorization to issue bonds given by the AGM of 03

MAY 2006, shall be revoked, the Board of Managing

Directors shall be authorized, with the consent of

the Supervisory Board, to issue bonds of up to EUR

400,000,000, having a term of up to 20 years and

conferring a conversion or option right for new

shares of the Company, on or before 05 May 2015,

shareholders shall be granted subscription rights,

except for the issue of bonds at a price not

materially below their theoretical market value, for

residual amounts, and for the granting of

subscription rights to other bondholders, the share

capital shall be increased accordingly by up to EUR

14,850,000 through the issue of up to 14,850,000 new

registered shares, insofar as conversion or option

PROPOSAL #8.: Approval of the compensation system for        ISSUER            YES             FOR                  FOR

 the Board of Managing Directors, to be explained in

detail at the shareholders' meeting

PROPOSAL #9.: Amendments to the articles of                        ISSUER            YES             FOR                  FOR

association in connection with the Shareholder Rights

 Directive Implementation Act [ARUG]: a] Section

14[1] shall be amended in respect of the

shareholders' meeting being announced at least 36

days in advance; b] Section 14[3] shall be revised in

 respect of registration for participation in

shareholders' meetings being effected at least six

days in advance; c] Section 14[5] shall be amended in

 respect of the admissibility of online participation

 in shareholders' meetings; d] Section 14[6] shall be

 added in respect of the admissibility of absentee

voting at shareholders' meetings; e] Section 14[7]

shall be added to reflect that shareholders may be

in-formed of the shareholders' meeting exclusively by

 electronic means. f] Section 15[3] shall be revised

to allow the shareholders' meeting to be transmitted

by audiovisual means

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LEROY SEAFOOD GROUP ASA, BERGEN

  TICKER:                  N/A                 CUSIP:   R4279D108

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting by the Board              ISSUER            YES             FOR                  FOR

Member Mr. Arne Moegster, and registration of

shareholders present at the meeting

PROPOSAL #2.: Elect 1 person to chair the meeting and        ISSUER            YES             FOR                  FOR

 1 person to co-sign the minutes of the meeting

PROPOSAL #3.: Approve the notice and the proposed              ISSUER            YES             FOR                  FOR

agenda

PROPOSAL #4.: Elect the new Chairman to the Board of         ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #5.: Amend the Articles of Association -              ISSUER            YES             FOR                  FOR

electronic publishing of documents to the general

meetings of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LEROY SEAFOOD GROUP ASA, BERGEN

  TICKER:                  N/A                 CUSIP:   R4279D108

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting by the Chairman          ISSUER            YES             FOR                  FOR

of the Board, Helge Singelstad, and registration of

shareholders present

PROPOSAL #2: Election of Chairperson for the meeting         ISSUER            YES             FOR                  FOR

and one person to co-sign the minutes

PROPOSAL #3: Approve the notice and proposed agenda           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the Board of Directors statement        ISSUER            YES         AGAINST           AGAINST

 regarding salaries and other remuneration to Senior

Executives

PROPOSAL #5: Approve the annual report and the                   ISSUER            YES             FOR                  FOR

accounts of the Parent Company and the consolidated

report and accounts for 2009, including distribution

of dividend and remuneration of the Auditor, the

Board of Directors and the Nomination Committee

PROPOSAL #6: Election of Britt Kathrine Drivenes and         ISSUER            YES             FOR                  FOR

Hege Charlotte Bakken as the Board of Directors

PROPOSAL #7: Approve the renewal of the Board's                 ISSUER            YES             FOR                  FOR

authorization to purchase the Company's own shares

PROPOSAL #8: Approve the renewal of the Board's                 ISSUER            YES         AGAINST           AGAINST

authorization to increase the share capital by

issuing new shares through private placements

directed at Employees of Ler'y Seafood Group ASA and

its subsidiaries

PROPOSAL #9: Approve the renewal of the Board's                 ISSUER            YES             FOR                  FOR

authorization to increase the share capital by

issuing new shares through private placements

PROPOSAL #10: Amend the Articles of Association, the         ISSUER            YES             FOR                  FOR

right to sign for the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LG FASHION CORP

  TICKER:                  N/A                 CUSIP:   Y5275J108

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements:                 ISSUER            YES             FOR                  FOR

expected cash dividend: KRW400 per 1 ordinary share

PROPOSAL #2.: Approve the remuneration for the                   ISSUER            YES             FOR                  FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LG INNOTEK CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y5276D100

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement,                   ISSUER            YES             FOR                  FOR

Balance sheet, Income statement, proposed disposition

 of retained earning; [cash dividend: KRW 350/share]

PROPOSAL #2.: Amend the Articles of Incorporation               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.: Election of Directors [Internal                     ISSUER            YES             FOR                  FOR

Director candidate: Hee-Chang Park/ External Director

 candidate: Tae-Soo Ryu]

PROPOSAL #4.: Approve the remuneration limit for the         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.: Approve to revise the Executive Officer        ISSUER            YES             FOR                  FOR

 Retirement Policy

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LG INNOTEK CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y5276D100

  MEETING DATE:      4/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the sale of small LCD module            ISSUER            YES             FOR                  FOR

business

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LG INTERNATIONAL CORP

  TICKER:                  N/A                 CUSIP:   Y52764100

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement;                     ISSUER            YES             FOR                  FOR

expected cash dividend  KRW 200 per 1 ordinary share

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Election of Bonjun Gu, Yoosik Gang                 ISSUER            YES             FOR                  FOR

(External), Junsuk Chu and Joomyung Gang as the

Directors

PROPOSAL #4: Election of Junsuk Chu and Joomyung Gang        ISSUER            YES             FOR                  FOR

 as the Members of Audit Committee [External

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LG LIFE SCIENCES LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y52767103

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of the Director: Outside                   ISSUER            YES             FOR                  FOR

Director  1

PROPOSAL #4: Election of the Audit Committee Member          ISSUER            YES             FOR                  FOR

as an Outside Director  1

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES         AGAINST           AGAINST

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LIC HOUSING FINANCE LTD

  TICKER:                  N/A                 CUSIP:   Y5278Z117

  MEETING DATE:      7/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 331st MAR 2009, the profit and loss

account for the YE 31 MAR 2009 together with reports

of the Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Shri S. Ravi as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation

PROPOSAL #4.: Re-appoint Shri K. Narasimha Murthy as         ISSUER            YES             FOR                  FOR

a Director, who retires by rotation

PROPOSAL #S.5: Appoint, pursuant to Section 224A of          ISSUER            YES             FOR                  FOR

the Companies Act, 1956 M/s. Chokshi & Chokshi,

Chartered Accountants, Mumbai and M/s. Shah Gupta &

Co., Chartered Accountants, Mumbai as the Joint

Statutory Auditors of the Company to hold the office

from the conclusion of this AGM until the conclusion

of the next AGM on a remuneration to be determined by

 the Board of Directors in consultation with them

plus applicable service tax and reimbursement of out-

of-pocket expenses incurred by them for the purpose

of audit of the Company's accounts at the Registered

& Corporate Office as well as a few Back Offices;

authorize the Board of Director to appoint in

consultation with the Company's Joint Statutory

Auditors any person or persons qualified for

appointment as the Auditor or Auditors of the Company

 under Section 226 of the Companies Act, 1956, to

conduct audit of other Back Offices in India on such

terms and conditions as may be mutually agreed

depending upon the nature and scope of their work

PROPOSAL #6.: Appoint Shri A.S. Narayanamoorthy as a         ISSUER            YES             FOR                  FOR

Director of the Company, who is liable to retire by

rotation

PROPOSAL #S.7: Authorize the Board, pursuant to                 ISSUER            YES             FOR                  FOR

Section 81(1A) and all other applicable provisions of

 the Companies Act, 1956 [including any statutory

modification or re-enactment thereof, for the time

being in force] and enabling provisions of the

Memorandum and Articles of Association of L1C Housing

 Finance Limited hereinafter referred to as 'the

Company' and the Listing Agreements entered into by

the Company with the Stock Exchanges where the shares

 of the Company are listed and subject to the

provisions of Chapter XIII-A of the SEBI [Disclosure

and Investor Protection] Guidelines, 2000 ['SEBI DIP

Guidelines'], the provisions of the Foreign Exchange

Management Act, 1999 and the Foreign Exchange

Management [Transfer or Issue of Security by a Person

 Resident outside India] Regulations, 2000, and such

other statues, notifications, clarifications,

circulars, rules and regulations as may be applicable

 and relevant, as amended from time to time,

guidelines or laws and/or any approval, Consent

permission and/or sanction of the Central Government,

 Reserve Bank of India and any other appropriate

authorities [hereinafter collectively referred to as

the appropriate authorities] and subject to such

conditions as may be prescribed by any of them while

granting any such approval, consent, permission

and/or sanction [herein referred to as 'the requisite

 approvals, and which may be agreed to by the Board

of Directors of the Company [hereinafter called 'the

Board' which term shall be deemed to include any

committee which the Board may have constituted or

hereinafter constitute to exercise its powers

including the powers conferred by this resolution],

to create, offer, issue and allot equity shares/fully

 convertible debentures/partly convertible

debentures/non convertible debentures with

warrants/any other securities convertible into or

exchangeable with equity shares on such date as may

be determined by the Board and within the period

prescribed under applicable Laws [hereinafter

referred to as the 'Securities'] to Qualified

Institutional Buyers (QIBs) as per the SEBI DIP

Guidelines, whether or not such investors are Members

 of the Company, through a placement document(s), at

such time or times in one or more tranche or

tranches, at the price of the equity shares or

securities to be issued may be decided at the time of

 launching the issue by the Committee namely, QIP

Issue Committee formed by the Board, keeping in view

the prescribed guidelines, namely, SEBI DIP

Guidelines; approve the relevant date for the purpose

 of pricing of the securities proposed to be issued

in accordance with SEBI DIP Guidelines, shall be the

date of the meeting in which the Board [which

expression includes Committee i.e. QIP Issue

Committee constituted to exercise its powers] decides

 to open the issue of the Securities, subsequent to

the receipt of the shareholders approval in terms of

Section 81(lA) and other applicable provisions, if

any of the Companies Act, 1956 and other applicable

Laws, regulations and guidelines in relation to the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LIECHTENSTEINISCHE LANDESBANK AG, VADUZ

  TICKER:                  N/A                 CUSIP:   H4972B137

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Welcome                                                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Approve the report for the business              ISSUER            YES             FOR                  FOR

year and financial report for 2009 as well as report

by the External Auditor

PROPOSAL #3.: Approve the Company report and the                ISSUER            YES             FOR                  FOR

consolidated Group report 2009

PROPOSAL #4.: Approve the allocation of net profit            ISSUER            YES             FOR                  FOR

2009

PROPOSAL #5.: Grant discharge to the Executive and            ISSUER            YES             FOR                  FOR

Auditor

PROPOSAL #6.: Election of PricewaterhouseCoopers AG,         ISSUER            YES             FOR                  FOR

St. Gallen, as the Auditor according to PGR and BankG

PROPOSAL #7.: Amend the Articles of the Association           ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Approve the buy back of shares                       ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Miscelleneous                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LIEN HWA INDUSTRIAL CORP

  TICKER:                  N/A                 CUSIP:   Y5284N108

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Receive the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

Proposed Cash Dividend: TWD 0.8 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the revision to the rules of          ISSUER            YES             FOR                  FOR

shareholder meeting

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans, endorsement and guarantee

PROPOSAL #B.6: Other issues                                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LIFE CORPORATION

  TICKER:                  N/A                 CUSIP:   J38828109

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LIG INSURANCE CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y5277H100

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 52th financial statement,            ISSUER            YES             FOR                  FOR

income statement and the proposed disposition of

retained earning

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Directors candidates: Woo            ISSUER            YES             FOR                  FOR

Jin Kim (external) Sung Joon Lim (non-permanent

Directors) Bon Sang Goo

PROPOSAL #4: Elect the Audit committee members who            ISSUER            YES             FOR                  FOR

are the external Directors Candidate: Seong Joon IM

PROPOSAL #5: Approve the 53th remuneration limit of          ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LIGHT SA

  TICKER:                  N/A                 CUSIP:   P63529104

  MEETING DATE:      7/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend the wording of Article 5 of the          ISSUER            YES             FOR                  FOR

Corporate By-laws to reflect the increase in the

capital of the Company in the amount of BRL 3,284.39

with the issuance of 282 common, book entry shares

and with no par value, as a result of the exercise,

on 03 APR 2009, of the right conferred by the

subscription warrant issued by the Company, so that

Article 5 of the Corporate By-laws states that the

Company's share capital is of BRL 2,225,822,197.89

represented by 203,934,060 common, book entry shares

and with no par value

PROPOSAL #2.: Elect 1 full Member and 1 alternate              ISSUER            YES             FOR                  FOR

Member of the Board of Directors, to replace the

resigning Members, for the time that remains of the

terms in office of the Members to be replaced, to end

 at the AGM that decides concerning the financial

statements relating to the FY that will end on 31 DEC

 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LINAMAR CORP

  TICKER:                  N/A                 CUSIP:   53278L107

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Re-appointment of PricewaterhouseCoopers        ISSUER            YES             FOR                  FOR

 LLP, Chartered Accountant as a Auditors of the

Corporation and authorize the Directors to fix their

remuneration

PROPOSAL #2: Election of Messrs. Frank Hasenfratz,            ISSUER            YES         AGAINST           AGAINST

David Buehlow, William Harrison, Terry

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LINC ENERGY LTD

  TICKER:                  N/A                 CUSIP:   Q5562Z103

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                 ISSUER            YES             FOR                  FOR

Directors report, and the Independent Audit report of

 the Company for the FYE 30 JUN 2009

PROPOSAL #2.: Re-appoint Mr. Kenneth Dark as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with Rule 16.1 of the Company's

PROPOSAL #3.a: Ratify, for the purposes of ASX                   ISSUER            YES             FOR                  FOR

Listing Rule 7.4 and for all other purposes, the

allotment and issue of 46,394 fully paid ordinary

shares issued to the participants listed as specified

PROPOSAL #3.b: Ratify, for the purposes of ASX                   ISSUER            YES             FOR                  FOR

Listing Rule 7.4 and for all other purposes, the

allotment and issue of 41,000,000 fully paid ordinary

 shares [Placement Shares] via a capital raising

share placement to the Institutional Investors and

the Clients of BBY Limited [being investors who fall

within one or more of the classes of exemptions

specified in Section 708 of the Corporations Act

2001] [Investors] on the terms as specified

PROPOSAL #3.c: Ratify, for the purposes of ASX                   ISSUER            YES             FOR                  FOR

Listing Rule 7.4 and for all other purposes, the

allotment and issue of 1,602,564 fully paid ordinary

shares [Placement Shares] upon the conversion of

convertible notes to Institutional Investors [being

investors who fall within one or more of the classes

of exemptions specified in Section 708 of the

Corporations Act 2001] [Investors] pursuant to the

convertible Note Deed dated DEC 2008 on the terms as

PROPOSAL #3.d: Ratify, for the purposes of ASX                   ISSUER            YES             FOR                  FOR

Listing Rule 7.4 and for all other purposes, the

allotment and issue of 4,625,162 fully paid ordinary

shares [Placement Shares] upon the conversion of

convertible notes to Institutional Investors [being

investors who fall within one or more of the classes

of exemptions specified in Section 708 of the

Corporations Act 2001] [Investors] pursuant to the

Convertible Note Deed dated DEC 2008 on the terms as

PROPOSAL #4.: Adopt, pursuant to and in accordance            ISSUER            YES             FOR                  FOR

with the Section 250R (2) of the Corporations Act

2001, the Directors' remuneration report, as

specified with the Directors' report and the

remuneration policies disclosed therein

PROPOSAL #S.5: Approve, for the purpose of Exception         ISSUER            YES             FOR                  FOR

9 in ASX Listing Rule 7.2 for all other purpose, the

establishments of the Linc Energy Employee

Performance Rights Plan [Plan] as specified; the

grants of Rights to Eligible Employees [as specified

in the Plan] to acquire fully paid ordinary shares in

 the Company under the plan; and the issue or

transfer of fully paid ordinary shares in the Company

 upon vesting of Rights under the Plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LINDAB INTERNATIONAL AB, BASTAD

  TICKER:                  N/A                 CUSIP:   W56316107

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the AGM and election of Svend        ISSUER             NO              N/A                  N/A

 Holst- Nielsen as a Chairman of the meeting

PROPOSAL #2: Preparation and approval of the voting          ISSUER             NO              N/A                  N/A

list

PROPOSAL #3: Approval of the agenda                                       ISSUER             NO              N/A                  N/A

PROPOSAL #4: Election of 2 persons to verify the                ISSUER             NO              N/A                  N/A

minutes together with the Chairman

PROPOSAL #5: Determination of whether the meeting has        ISSUER             NO              N/A                  N/A

 been duly convened

PROPOSAL #6: Report by the President                                     ISSUER             NO              N/A                  N/A

PROPOSAL #7: Presentation of the annual accounts and         ISSUER             NO              N/A                  N/A

the Auditors' report, and the consolidated accounts

and the Auditor's report on the consolidated

accounts, for the FY 2009

PROPOSAL #8.a: Adopt the income statement and balance        ISSUER            YES             FOR                  FOR

 sheet and the consolidated income statement and

consolidated balance sheet for the FY 2009

PROPOSAL #8.b: Approve the appropriation of the                 ISSUER            YES             FOR                  FOR

Company's profit pursuant to the adopted balance

sheet; the Board of Directors proposes that no

dividend shall be distributed for the FY 2009

PROPOSAL #8.c: Grant discharge from liability for the        ISSUER            YES             FOR                  FOR

 Board of Directors and the President

PROPOSAL #9: Approve that there should be 7 elected          ISSUER            YES             FOR                  FOR

Board Members without deputies

PROPOSAL #10: Approve that fees to Members of the              ISSUER            YES             FOR                  FOR

Board remain unchanged and that the Board fees amount

 to SEK 2,500,000 in total, to be distributed as

follows: SEK 650,000 to the Chairman of the Board,

SEK 300,000 to each of the other elected Members of

the Board not employed by the Company and SEK 25,000

to each of the ordinary employee representatives; the

 Nomination Committee proposes that the fees to the

Audit Committee shall amount to SEK 90,000 in total,

and be allocated as follows: SEK 30,000 to the

Chairman...CONTD

PROPOSAL #CONTD: ...CONTD and SEK 20,000 to the other        ISSUER             NO              N/A                  N/A

 three Members; furthermore, the Nomination Committee

 proposes that fees to the remuneration committee

shall amount to SEK 70,000 in total, allocated as

follows: SEK 30,000 to the chairman and SEK 20,000 to

 the other two Members; the total fees for the Board

and Committee work will therefore amount to SEK

2,660,000; the Nomination Committee proposes that the

 Auditors' fees should be paid in accordance with

agreement with the Company

PROPOSAL #11: Re-election of Svend Holst-Nielsen as a        ISSUER            YES             FOR                  FOR

 Chairman of the Board, and re-election of Erik

Eberhardson, Per Frankling, Ulf Gundemark, Anders C.

Karlsson, Stig Karlsson and Annette Sadolin as the

Board Members

PROPOSAL #12: Election of Bertel Enlund and Staffan          ISSUER            YES             FOR                  FOR

Landen, both Ernst & Young AB, the Authorized Public

Accountants as the Company's Auditors and Linda

Kjellgren and Johan Thuresson, both Ernst & Young AB,

 the Authorized Public Accountants as the Deputy

Auditors, for a mandate period of 4 years i.e. until

the end of the AGM 2014

PROPOSAL #13: Approve the resolution regarding the            ISSUER            YES             FOR                  FOR

Nomination Committee; the Nomination Committee shall

consist of at least four Members, one of whom shall

be the Chairman of the Board; at the end of the third

 quarter in 2010, the Chairman of the Board will

contact the three largest identified shareholders in

the Company and request that they appoint their

representative to the Nomination Committee as soon as

 possible; if any shareholder does not exercise their

 right to appoint a Member of the Nomination

Committee, the right to appoint a member of the

Nomination Committee will pass on to the next largest

 shareholder that has not already appointed...CONTD

PROPOSAL #CONTD: ...CONTD or that has the right to            ISSUER             NO              N/A                  N/A

appoint a member of the Nomination Committee; the

Chairman of the Nomination Committee should be the

Member that has been appointed by the largest

shareholder; the role of the Nomination Committee

shall be to evaluate of the Board's composition and

work, as well as submitting proposals to the AGM

regarding: the election of Chairman for the AGM 2011;

 the election of the Board and Chairman of the Board;

 the election of the Auditors in consultation with

the Company's Auditing Committee, when applicable;

fees to the Board of Directors, any Board Committees

and the Auditors; Nomination Committee for the AGM

2012; the composition of the Nomination Committee

will be made public at least 6 months prior to the

AGM 2011; the members of the Nomination Committee

receive no remuneration from the Company, but shall

have the right to claim reimbursement from the

Company for reasonable expenses

PROPOSAL #14: Approve the guidelines for remuneration        ISSUER            YES             FOR                  FOR

 to Senior Executives, principally entailing that

remuneration to Senior Executives shall be based upon

 the market conditions in which the Company operates

and the environment in which each of the executives

works, be competitive, enable the company to recruit

new executives and motivate senior executives to

remain with the Company; the remuneration system will

 comprise the following elements; fixed salaries,

variable salaries, pensions and benefits according to

 below; at the 2008 AGM; a resolution was made

regarding an incentive programme 2008/2011...CONTD

PROPOSAL #CONTD: ...CONTD for key Company employees;         ISSUER             NO              N/A                  N/A

as a result of this, 784,000 warrants were issued and

 these were subscribed for by 81 employees in the

Lindab Group; at the 2009 AGM; a resolution was made

regarding an incentive programme 2009/2012 for key

Company employees; as a result of this, 784,000

warrants were issued and these were subscribed for by

 68 employees in the Lindab Group; the Board proposes

 that the AGM resolves in favour of the incentive

programme 2010/2013, which is based on the same

principles as that of the current incentive

programme. fixed salary and benefits should be

established individually based on the criteria

outlined above and each of the executive's individual

 skills; variable salaries shall be paid upon...CONTD

PROPOSAL #CONTD: ...CONTD completion of clearly fixed        ISSUER             NO              N/A                  N/A

 targets for the group and for the individual; the

variable salary shall be paid as a percentage of the

fixed salary and shall have a fixed cap; as a

principal rule, the pension shall be a defined-

contribution plan; the extent of the pension shall be

 based on the same criteria as for fixed remuneration

 and is based partly on fixed and partly on variable

salaries; the Board shall be entitled to deviate from

 the guidelines in an individual case, if there are

specific grounds for this

PROPOSAL #15: Approve a directed issue of                            ISSUER            YES             FOR                  FOR

subscription warrants and transfer of subscription

warrants and shares  Incentive programme 2010/2013 ;

the incentive programme is the third part in a

rolling 3-year programme; at the 2008 and 2009 AGMs;

resolutions were made regarding incentive programmes

2008/2011 and 2009/2012; the following proposal is

based on the same principles  as specified

PROPOSAL #16: Amend the Articles of Association: to          ISSUER            YES             FOR                  FOR

insert a new Section 11 in the Articles of

Association as specified

PROPOSAL #17.a: Authorize the Board of Directors, on         ISSUER            YES             FOR                  FOR

one or more occasions and during the period until the

 next AGM resolve upon transfers of treasury shares

in accordance with the following conditions; the

Company's transfer of treasury shares may not exceed

5% of the total number of shares in the Company from

time to time; transfer of treasury shares may be made

 with deviation from the shareholders' preferential

rights both at the NASDAQ OMX Stockholm as well as to

 third parties in connection with acquisitions of

companies or businesses. Payment for the transferred

shares shall be made in cash,...CONTD

PROPOSAL #CONTD: ...CONTD by contribution in kind or         ISSUER             NO              N/A                  N/A

by set-off; transfers in connection with acquisitions

 of companies or businesses may be made at a market

value as assessed by the Board of Directors; transfer

 of treasury shares in exchange for subscription

warrants in accordance with the Company's outstanding

 incentive programs shall be made in accordance with

the respective resolution from the AGM with regard to

 each incentive program and does not fall within the

authority; if the transfer cannot be made according

to the above, the Company can resolve to cancel the

shares by reducing the Company's share capital

without payment to the shareholders

PROPOSAL #17.b: Approve the transfer of treasury                ISSUER            YES             FOR                  FOR

shares in connection with the acquisition of IVK-

Tuote Oy: the transfer of 559,553 treasury shares to

the sellers of IVK-Tuote Oy

PROPOSAL #18: Conclusion of the AGM                                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LISI, BELFORT

  TICKER:                  N/A                 CUSIP:   F5754P105

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Company's accounts                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the consolidated accounts                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the agreements specified in                ISSUER            YES             FOR                  FOR

Article L. 225-38 of the Code du Commerce  Commercial

 Code

PROPOSAL #4: Grant discharge to the Directors                      ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the allocation of the result               ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the share buyback programme                ISSUER            YES             FOR                  FOR

PROPOSAL #7: Formalities                                                          ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LITE-ON SEMICONDUCTOR CORP

  TICKER:                  N/A                 CUSIP:   Y21856102

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: Statutory supervisors report of 2009           ISSUER             NO              N/A                  N/A

PROPOSAL #1.3: Report on the amendment to the rules          ISSUER             NO              N/A                  N/A

of transferring treasury stock to employees

PROPOSAL #1.4: Report on the status of the buy backs         ISSUER             NO              N/A                  N/A

of treasury stocks execution

PROPOSAL #2.1: Approve to accept 2009 business report        ISSUER            YES             FOR                  FOR

 and financial statements

PROPOSAL #2.2: Approve the loss provision in 2009               ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Approve the discussion on the                       ISSUER            YES             FOR                  FOR

amendment to the procedures of lending the company

excess capital to the third party and endorsements

and guarantees

PROPOSAL #2.4: Amend the Articles of Incorporation of        ISSUER            YES             FOR                  FOR

 Company

PROPOSAL #2.5.a: Re-elect Lite-On Capital Inc.                   ISSUER            YES             FOR                  FOR

Representative: Soong Kung Yuan [Share holder No.

23980] as a Chairman of the Company

PROPOSAL #2.5.b: Re-elect Chen Chung Hsiung [Share            ISSUER            YES             FOR                  FOR

holder No. 8] as a Vice Chairman of the Company

PROPOSAL #2.5.c: Re-elect Lite-On Capital Inc.                   ISSUER            YES             FOR                  FOR

Representative: Lin Hsing Hseng [Shareholder No.

23980] as a Director of the Company

PROPOSAL #2.5.d: Re-elect Lu Ming Kuang [Shareholder         ISSUER            YES             FOR                  FOR

No. 15332] as a Director of the Company

PROPOSAL #2.5.e: Re-elect Shin Cheng Investment Ltd.         ISSUER            YES             FOR                  FOR

Representative: Hsu Shan Ke [Shareholder No. 52163]

as a Director of the Company

PROPOSAL #2.5.f: Re-elect Da Rong Inv. Co., Ltd.                ISSUER            YES             FOR                  FOR

Representative: Liu Da Kuang [Shareholder No. 25664]

as a Director of the Company

PROPOSAL #2.5.g: Re-elect Lai Da Hsiung [Shareholder         ISSUER            YES             FOR                  FOR

No. 117] as a Director of the Company

PROPOSAL #2.5.h: Re-elect Huang Xian Hsiung                        ISSUER            YES             FOR                  FOR

[Shareholder No. H101004439] as an Independent

PROPOSAL #2.5.i: Re-elect Wang Jin Pei [Shareholder          ISSUER            YES             FOR                  FOR

No. 25857] as an Independent Director

PROPOSAL #2.5.j: Re-elect Ming Xing Inv. Co., Ltd.            ISSUER            YES             FOR                  FOR

Representative: Wu Ji Hong [Shareholder No. 26082] as

 a Supervisor

PROPOSAL #2.5.k: Re-elect Xue Kang [Shareholder No.          ISSUER            YES             FOR                  FOR

A110863716] as a Supervisor

PROPOSAL #2.5.l: Re-elect Hsu Gui Ying [Shareholder          ISSUER            YES             FOR                  FOR

No. 45] as a Supervisor

PROPOSAL #2.6: Approve to release the non competition        ISSUER            YES             FOR                  FOR

 restriction on Directors

PROPOSAL #2.7: Extempore motion                                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LIVZON PHARMACEUTICAL GROUP INC

  TICKER:                  N/A                 CUSIP:   Y9890T103

  MEETING DATE:      7/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect a Board Director                                     ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Elect an Independent Director                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Amend the Company's Articles of                     ISSUER            YES             FOR                  FOR

Association

PROPOSAL #4.: Amend the procedures over the Board of         ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #5.: Approve the establishment of the                   ISSUER            YES         AGAINST           AGAINST

Special Committees under the Board

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LIVZON PHARMACEUTICAL GROUP INC

  TICKER:                  N/A                 CUSIP:   Y9890T103

  MEETING DATE:      12/31/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the decrease of the registered          ISSUER            YES         ABSTAIN           AGAINST

capital

PROPOSAL #2: Amend the Articles of Association                    ISSUER            YES         ABSTAIN           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LIVZON PHARMACEUTICAL GROUP INC

  TICKER:                  N/A                 CUSIP:   Y9890T103

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #2: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Supervisory Committee

PROPOSAL #3: Approve the 2009 financial resolution            ISSUER            YES             FOR                  FOR

report

PROPOSAL #4: Approve the 2009 profit distribution              ISSUER            YES             FOR                  FOR

plan as follows: cash dividend/10 shares  tax

included : CNY 1.5000; bonus issue from profit

share/10 shares : none; and bonus issue from capital

reserve  share/10 shares : none

PROPOSAL #5: Appointment of the 2010 audit firm                  ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the 2010 continuing connected            ISSUER            YES             FOR                  FOR

transactions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LIVZON PHARMACEUTICAL GROUP INC

  TICKER:                  N/A                 CUSIP:   Y9890T103

  MEETING DATE:      4/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the credit financing and                     ISSUER            YES         AGAINST           AGAINST

financing guarantee for controlled subsidiary

PROPOSAL #2: Authorize the management team to handle         ISSUER            YES             FOR                  FOR

historical issues related to Employee Retirement

Incentive Fund

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LLX LOGISTICA S A

  TICKER:                  N/A                 CUSIP:   P6398Y105

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to receive the administrators            ISSUER            YES             FOR                  FOR

accounts, to examine, discuss and vote on the

financial statements accompanied by the Independent

Auditors report regarding the FYE 31 DEC 2009

PROPOSAL #2: Approve to decide on the allocation of          ISSUER            YES             FOR                  FOR

the net profits from the FY

PROPOSAL #3: Re-election of the Members of the Board         ISSUER            YES             FOR                  FOR

of Directors

PROPOSAL #4: Approve to set the total annual                       ISSUER            YES         AGAINST           AGAINST

remuneration for the Members of the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LLX LOGISTICA S A

  TICKER:                  N/A                 CUSIP:   P6398Y105

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend the Article 5 of the corporate By-        ISSUER            YES         AGAINST           AGAINST

Laws of the Company in such a way as to reflect the

increase of the share capital, within the Authorized

limit established by Article 6 of the corporate By-

Laws, approved by the Board of Directors of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LLX LOGISTICA SA, RIO DE JANEIRO

  TICKER:                  N/A                 CUSIP:   P6398Y105

  MEETING DATE:      7/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Amend the Article 5 of its Corporate            ISSUER            YES             FOR                  FOR

Bylaws in such a way as to reflect the share capital

increase approved by the Company's Board of Directors

 on 16 MAR 2009, with in the limit of the authorized

capital, and ratified on 28 MAY 2009

PROPOSAL #II.: PLEAE NOTE THAT THIS IS A SHAREHOLDERS        ISSUER            YES             FOR               AGAINST

 PROPOSAL: Elect a new Member of the Board of

Directors, indicated by the shareholder BNDES

Participacoes S.A. Bndespar

PROPOSAL #III.: Approve to consolidate the Company's         ISSUER            YES             FOR                  FOR

Corporate Bylaws

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LOCALIZA RENT A CAR SA

  TICKER:                  N/A                 CUSIP:   P6330Z111

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Approve the proposal from the                       ISSUER            YES             FOR                  FOR

management for the following amendments in the

Corporate bylaws of the Company and their

consolidation, to amend the order of Chapter IV to

VI, with Chapter VI, general meeting, becoming

Chapter IV, and the consequent renumbering of

PROPOSAL #1.2: Approve the proposal from the                       ISSUER            YES             FOR                  FOR

management for the following amendment in the

Corporate bylaws of the Company and their

consolidation, to amend the wording of line R of

Article 10 to give the Board of Directors the

authority to  determine the vote of the Company or

give voting instruction in all the  Shareholders

meetings of its subsidiaries

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LOCALIZA RENT A CAR SA

  TICKER:                  N/A                 CUSIP:   P6330Z111

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the administrators accounts, to         ISSUER            YES             FOR                  FOR

examine, discuss and vote on the administrations

report, the financial statements and the accounting

statements accompanied by the Independent Auditors

report regarding the FYE on 31 DEC 2009

PROPOSAL #2: Approve to decide regarding the                       ISSUER            YES             FOR                  FOR

allocation of the net profit from the FYE on 31 DEC

2009, the distribution of dividends to the

shareholders, the interest on shareholder equity and

the Bylaws reserve

PROPOSAL #3: Ratify the decision of the Board of                ISSUER            YES             FOR                  FOR

Directors in a meeting on 06 OCT 2009, approving the

appointment of the member of the Board of Directors

Maria Leticia De Freitas Costa, to replace Paulo

Roberto Nunes Guedes, who resigned on 30 SEP 2009,

from his position as a member of the Board of

Directors, in accordance with the terms of Article 9,

 paragraph 3, of the corporate Bylaws of the Company

and Article 150 of law 6404 76

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LOCALIZA RENT A CAR SA, BELO HORIZONTE

  TICKER:                  N/A                 CUSIP:   P6330Z111

  MEETING DATE:      12/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.: Approve the merger of its wholly-owned         ISSUER            YES             FOR                  FOR

subsidiary Localiza Franchising Internacional S.A

PROPOSAL #B.: Approve the protocol and justification         ISSUER            YES             FOR                  FOR

for the merger of its wholly-owned subsidiary

Localiza Franchising Internacional S.A

PROPOSAL #C.: Ratify the choice made by the                        ISSUER            YES             FOR                  FOR

Management of the Company of the Specialized Company

for the preparation of the book valuation report of

the net worth of its wholly-owned subsidiary Localiza

 Franchising Internacional S.A necessary for the

merger intended by the parent Company Localiza Rent A

PROPOSAL #D.: Approve the valuation report for its            ISSUER            YES             FOR                  FOR

wholly-owned subsidiary Localiza Franchising

Internacional S.A, presented by the specialized

Company to the Management of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LOGITECH INTERNATIONAL SA, APPLES

  TICKER:                  N/A                 CUSIP:   H50430232

  MEETING DATE:      9/1/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, the                       ISSUER            YES             FOR                  FOR

compensation report, the annual financial statements

and the consolidated financial statements of Logitech

 International SA for the business year 2009

PROPOSAL #2.: Approve the consultative vote on the            ISSUER            YES             FOR                  FOR

principles, the policy and the practices of

compensation

PROPOSAL #3.: Approve the new profit balance carried         ISSUER            YES             FOR                  FOR

forward of the balance sheet without dividend payment

PROPOSAL #4.: Approve to increase the number of                 ISSUER            YES         AGAINST           AGAINST

shares available for granting according to the Profit

 Sharing Plan of 2006

PROPOSAL #5.: Grant discharge to the Board of                     ISSUER            YES             FOR                  FOR

Directors and the Management for the year 2009

PROPOSAL #6.1: Re-elect Erh-Hsun Chang to the Board          ISSUER            YES             FOR                  FOR

of Directors

PROPOSAL #6.2: Re-elect Mr. Kee-lock Chua to the                ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #7.: Re-elect PricewaterhouseCoopers S.A. as        ISSUER            YES             FOR                  FOR

 the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LOJAS RENNER SA, PORTO ALEGRE

  TICKER:                  N/A                 CUSIP:   P6332C102

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                     ISSUER            YES             FOR                  FOR

relating to the FYE on 31 DEC 2009

PROPOSAL #2: Approve the distribution of the profits         ISSUER            YES             FOR                  FOR

from the FY and to distribute dividends

PROPOSAL #3: Election of Claudio Thomaz Lobo Sonder,         ISSUER            YES             FOR                  FOR

Egon Handel, Jose Gallo, Francisco Roberto Andre

Gros, Miguel Gellert Krigsner, Pedro Pezzi Eberle,

Deborah Patricia Wright as the Members of the Board

of Directors and approve to set their remuneration

PROPOSAL #4: Election of Members of the Finance                 ISSUER            YES             FOR                  FOR

Committee: Principal: Francisco Sergio Quintana Da

Rosa, Helena Turola De Araujo Penna, Isabel Da Silva

Ramos Kemmelmeier;  Substitute: Ricardo Gus Maltz,

Joao Luiz Borsoi, Roberto Frota Decourt and approve

to set their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LONDON STOCK EXCHANGE GROUP PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G5689U103

  MEETING DATE:      7/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report and the                 ISSUER            YES             FOR                  FOR

accounts

PROPOSAL #2.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the remuneration report                      ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Elect Mr. Xavier Rolet as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Ms. Baroness Janet Cohen as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.: Re-elect Mr. Robert Webb as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7.: Re-elect Mr. Paolo Scaroni as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #8.: Re-elect Mr. Andrea Munari as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors

PROPOSAL #10.: Authorize the Directors to approve the        ISSUER            YES             FOR                  FOR

 Auditors remuneration

PROPOSAL #11.: Approve to increase the authorized              ISSUER            YES             FOR                  FOR

share capital

PROPOSAL #12.: Authorize the Director to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #S.13: Approve to disapply pre-emption                 ISSUER            YES             FOR                  FOR

rights in respect of an issue of shares for cash

PROPOSAL #S.14: Authorize the Directors to purchase          ISSUER            YES             FOR                  FOR

the Companys own shares

PROPOSAL #S.15: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #S.16: Grant authority to call the general          ISSUER            YES             FOR                  FOR

meetings on 14 clear days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LONG CHEN PAPER CO LTD

  TICKER:                  N/A                 CUSIP:   Y53458108

  MEETING DATE:      8/14/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Approve to discuss purchasing 4.95%            ISSUER            YES         AGAINST           AGAINST

shares of Long Chen China from the foreign investor,

Paoguo Investment Limited, at USD 17,238,687.00

PROPOSAL #A.2: Approve to discuss purchasing 8.35%            ISSUER            YES         AGAINST           AGAINST

shares of Long Chen China from the foreign investor,

Resources One Limited, at USD 29,039,402.00

PROPOSAL #A.3: Approve the proposal of capital                   ISSUER            YES         AGAINST           AGAINST

injection by issuing new shares

PROPOSAL #A.4: Amend the Articles of Incorporation             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #A.5: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LONG CHEN PAPER CO LTD

  TICKER:                  N/A                 CUSIP:   Y53458108

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2009 business operations        ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: To report the 2009 audited reports               ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: To report the status of buyback                   ISSUER             NO              N/A                  N/A

treasury stock

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.5per share

PROPOSAL #B.3: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.5: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LONGBON CONSTRUCTION CO LTD

  TICKER:                  N/A                 CUSIP:   Y5344Z109

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the 2009 operation report                ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: Receive the 2009 audited reports                  ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements,        ISSUER            YES             FOR                  FOR

 the consolidated financial statements and the

business reports

PROPOSAL #B.2: Approve the 2009 profit distributions         ISSUER            YES             FOR                  FOR

PROPOSAL #B.3: Approve the revision of the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the revision of the procedures        ISSUER            YES             FOR                  FOR

 of monetary loan

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.6: Re-elect the Directors and the                     ISSUER            YES         AGAINST           AGAINST

Supervisors

PROPOSAL #B.7: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.8: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LONKING HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G5636C107

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 of the Company  the Directors  and the Auditors of

the Company (the Auditors  for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend of HKD 0.07 per        ISSUER            YES             FOR                  FOR

 share for the YE 31 DEC 2009 as recommended by the

Board of Directors

PROPOSAL #3.i: Re-elect Mr. Li San Yim as an                       ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #3.ii: Re-elect Mr. Qiu Debo as an Executive        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.iii: Re-elect Mr. Luo Jianru as an                   ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #3.iv: Re-elect Dr. Mou Yan Qun as an                   ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #3.v: Re-elect Mr. Chen Chao as an Executive        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.vi: Re-elect Mr. Lin Zhong Ming as an              ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #3.vii: Re-elect Ms. Ngai Ngan Ying as a              ISSUER            YES             FOR                  FOR

Non-Executive Director

PROPOSAL #3viii: Re-elect Ms. Pan Longqing as a Non-         ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #3.ix: Re-elect Dr. Qian Shizheng as an                ISSUER            YES             FOR                  FOR

Independent Non-Executive Director

PROPOSAL #3.x: Re-elect Mr. Han Xuesong as an                     ISSUER            YES             FOR                  FOR

Independent Non-Executive Director

PROPOSAL #3.xi: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

fix the remuneration of the Directors

PROPOSAL #4.i: Appointment of Ms. Fang Deqin as an            ISSUER            YES         AGAINST           AGAINST

Executive Director

PROPOSAL #4.ii: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

fix the remuneration of Ms. Fang Deqin

PROPOSAL #5: Re-appointment of Messrs. Deloitte                 ISSUER            YES             FOR                  FOR

Touche Tohmatsu as an Auditor of the Company and

authorize the Board of Directors to fix their

PROPOSAL #6: Authorize the Directors to allot, issue         ISSUER            YES             FOR                  FOR

and deal with new shares of the Company

PROPOSAL #7: Authorize the Directors to repurchase            ISSUER            YES             FOR                  FOR

the shares of the Company

PROPOSAL #8: Authorize the Directors to allot, issue         ISSUER            YES             FOR                  FOR

and deal with new shares under Resolution 6 by the

number of shares repurchased by the Company under

Resolution 7

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LOOMIS AB, SOLNA

  TICKER:                  N/A                 CUSIP:   W5650X104

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Election of Chairman of the meeting               ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Preparation and approval of the voting         ISSUER             NO              N/A                  N/A

list.

PROPOSAL #4.: Approval of the agenda                                     ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Election of one or two persons to                 ISSUER             NO              N/A                  N/A

approve the minutes

PROPOSAL #6.: Determination of compliance with the            ISSUER             NO              N/A                  N/A

rules of convocation

PROPOSAL #7.: Receive the President's report                       ISSUER             NO              N/A                  N/A

PROPOSAL #8.a: The annual report and the Auditor's            ISSUER             NO              N/A                  N/A

report and the consolidated financial statements and

the group Auditor's report

PROPOSAL #8.b: The statement by the Auditor on the            ISSUER             NO              N/A                  N/A

compliance with the guidelines for remuneration to

management applicable since the last AGM

PROPOSAL #8.c: The Board's proposal for appropriation        ISSUER             NO              N/A                  N/A

 of the Company's profit and the Board's motivated

statement thereon

PROPOSAL #9.a: Adopt the statement of income and the         ISSUER            YES             FOR                  FOR

balance sheet and the consolidated statement of

income and the consolidated balance sheet as per 31

PROPOSAL #9.b: Approve to declare a dividend of SEK          ISSUER            YES             FOR                  FOR

2.65 per share, if the AGM so resolves, the dividend

is expected to be distributed by Euroclear Sweden AB

starting 07 MAY 2010

PROPOSAL #9.c: Receive the record date for dividend           ISSUER            YES             FOR                  FOR

PROPOSAL #9.d: Grant discharge to the Board of                   ISSUER            YES             FOR                  FOR

Directors and the President from liability for the FY

 2009

PROPOSAL #10.: Approve to determine the number of              ISSUER            YES             FOR                  FOR

Board members to be 6, with no Deputy Members

PROPOSAL #11.: Approve the fees to the Board Members         ISSUER            YES             FOR                  FOR

for the period up to and including the AGM 2011

shall, unchanged, amount to SEK 1,450,000 in total

(including fees for committee work) to be distributed

 between the Board Members as: the Chairman of the

Board shall receive SEK 400,000 and each of the other

 Board Members, except the President, shall receive

SEK 200,000, as consideration for the committee work,

 the Chairman of the Audit and Risk Committee shall

receive SEK 100,000, the Chairman of the Remuneration

 Committee shall receive SEK 75,000, the Members of

the Audit and Risk Committee each SEK 50,000 and the

Members of the Remuneration Committee each SEK

25,000, the Auditors fees are proposed to be paid as

per agreement

PROPOSAL #12.: Re-election of Messrs. Lars Blecko,            ISSUER            YES             FOR                  FOR

Alf Goransson, Jan Svensson, Ulrik Svensson and Marie

 Ehrling as the Board Members and election of

Signhild Arnegard Hansen as the new Members of Board,

 for the period up to and including the AGM 2011 and

re-election of the accounting firm

PricewaterhouseCoopers AB as the Auditor, with

authorized public accountant Anders Lundin as Auditor

 in charge, for a period of 4 years

PROPOSAL #13.: Appprove the Nomination Committee                ISSUER            YES             FOR                  FOR

shall have 5 Members, re-election of Gustaf Douglas

(Investment AB Latour etc.), Marianne Nilsson

(Swedbank Robur fonder), Per-Erik Mohlin (SEB

Fonder/SEB Trygg Liv), Mikael Ekdahl (Melker

Schorling AB) and Lars Rosen (Lansforsakringar) in

respect of the AGM 2011 and Gustaf Douglas shall be

elected as the Chairman of the Nomination Committee

PROPOSAL #14.: Approve the guidelines for                            ISSUER            YES             FOR                  FOR

remuneration to management principally entails that

the total remuneration shall be competitive and in

accordance with market conditions, the benefits shall

 consist of fixed salary, possible variable

remuneration and other customary benefits and

pension, the variable remuneration shall have an

upper limit and be related to the fixed salary, the

variable remuneration shall be based on the outcome

in relation to set targets and be in line with the

interests of the shareholders, pension benefits shall

 be fee-based and pension rights shall be applicable

as from the age of 65, at the earliest, the variable

remuneration shall not be pension qualifying, the

Board shall have the right to deviate from the

guidelines in individual cases if there are

PROPOSAL #15a: Approve the implementation of an                 ISSUER            YES             FOR                  FOR

incentive scheme, the including hedging measures,

either through (i) the authorization of the Board to

resolve on acquisition of treasury shares on the

stock exchange, the transfer of treasury shares to

participants of the incentive scheme or, alternatively

PROPOSAL #15b: Approve the implementation of an                 ISSUER            YES         AGAINST           AGAINST

incentive scheme, including hedging measures, either

through, the entering into of a share swap agreement

PROPOSAL #16.: Closing of the meeting                                    ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LOPES BRASIL-CONSULTORIA DE IMOVEIS SA

  TICKER:                  N/A                 CUSIP:   P6413J109

  MEETING DATE:      12/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve to reduce the share capital of         ISSUER            YES             FOR                  FOR

the Company to absorb the accumulated losses, shown

in the financial statements of the Company on 31 DEC

PROPOSAL #II.: Amend the Corporate Bylaws of the                ISSUER            YES             FOR                  FOR

Company to, a) change to the main part of Article 5

as a result of Item I of the agenda to be decided on,

 and b) amend the main part of Article 20 and the

respective Paragraph 4, Item C, to change the name of

 the position from superintendent officer to

operations officer, as well as to adjust the

respective powers inherent in t he new position

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LOPES BRASIL-CONSULTORIA DE IMOVEIS SA

  TICKER:                  N/A                 CUSIP:   P6413J109

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts from management and        ISSUER            YES             FOR                  FOR

 examine, discuss and vote on the financial

statements for the FYE 31 DEC, 2009

PROPOSAL #2: Approve to deliberate the proposal for          ISSUER            YES             FOR                  FOR

the capital budget for the year 2009

PROPOSAL #3: Approve to set the Directors                            ISSUER            YES             FOR                  FOR

remuneration for 2010 FY

PROPOSAL #4: Elect the members of the Board of                   ISSUER            YES         AGAINST           AGAINST

Directors, under the terms of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LS INDUSTRIAL SYSTEMS CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y5275U103

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 36th balance sheet, income          ISSUER            YES             FOR                  FOR

statement, and proposed disposition of retained

PROPOSAL #2: Approve the spin-off                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the partial amendment to the              ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #4: Election of Jayeop Gu, Wonil Kim                    ISSUER            YES             FOR                  FOR

External  Wonje Jo as the Directors

PROPOSAL #5: Election of the Outside Directors as the        ISSUER            YES             FOR                  FOR

 Auditor Committee Members

PROPOSAL #6: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LUMINAR GROUP HOLDINGS PLC, MILTON KEYNES

  TICKER:                  N/A                 CUSIP:   G571AE101

  MEETING DATE:      7/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited accounts for the YE        ISSUER            YES         AGAINST           AGAINST

 26 FEB 2009, together with the reports of the

Directors and the Auditors thereon

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report

PROPOSAL #3.: Re-elect Mr. Robert McDonald as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES         AGAINST           AGAINST

as the Auditors of the Company, until the conclusion

of the next general meeting at which financial

statement are laid before the Company

PROPOSAL #5.: Authorize the Directors to agree the            ISSUER            YES         AGAINST           AGAINST

Auditors' remuneration

PROPOSAL #6.: Authorize the Directors, to allot                 ISSUER            YES             FOR                  FOR

relevant securities [Section 80(2) of the Companies

Act 1985 [the 1985 Act]] up to an aggregate nominal

amount of GBP 81,265,292 comprising: a)an aggregate

nominal amount of GBP 40,632,646 [whether in

connection with the same offer our issue as under

this resolution]; and b)an aggregate nominal amount

of GBP 40,632,646 in the form of equity securities

section 94(2) of that Act] in connection with an

offer or issue by way of rights open for acceptance

for a period fixed by the Director to holders of

ordinary shares [other than the Company] on the

register on any record date fixed by the Directors in

 proportion [as nearly as may be] to the respective

number of ordinary shares deemed to be held by them

subject to such exclusions or other arrangements as

the Directors may deem necessary or expedient in

relation to fractional entitlements legal or

practical problems arising in any overseas territory

the requirements of any regulatory body or stock

exchange or any other matter; [Authority expires at

the conclusion of the AGM of the Company in 2010];

and the Directors may allot relevant securities after

 the expiry of this authority in pursuance of such an

 offer or agreement made prior to such expiry

PROPOSAL #S.7: Authorize the Directors, subject to            ISSUER            YES             FOR                  FOR

the passing of Resolution 6 and pursuant to Section

95 of the Companies Act 1985, to allot equity

securities [Section 94(2) of that Act] for cash

pursuant to the general authority conferred on them

by Resolution 6 above and/or to sell equity

securities held as treasury shares for cash pursuant

to Section 162 D of the 1985 Act, disapplying the

statutory pre-emption rights [Section 89(1) of the

1985 Act], provided that this power is limited to the

 allotment of equity securities: a) in connection

with a rights issue, open offer or other offers in

favor of ordinary shareholders; and b) up to an

aggregate nominal amount of GBP 6,094,896; [Authority

 expires at the conclusion of the general meeting of

the Company]; and the Directors may allot equity

securities after the expiry of this authority in

pursuance of such an offer or agreement made prior to

PROPOSAL #S.8: Authorize the Company, for the                     ISSUER            YES             FOR                  FOR

purposes of Section 166 of the 1985 the Act, to make

one or more market purchases [Section 163 (3)of the

1985 Act] of up to 3,047,448 ordinary shares of GBP 2

 each in the capital of the Company, and up to an

amount equal to 105% of the average of the closing

mid-market prices for ordinary shares of the Company

[derived from the Daily Official List of London Stock

 Exchange] for the 5 business days and the price

stipulated by Article 5(1) of the Buy-back and

Stabilization [EC 2273/2003]; the minimum price per

ordinary share [excluding expenses] an amount equal

to 75 % of the average of the closing mid-market

prices for the ordinary shares of the Company

[derived form the Daily official List of the London

Stock Exchange] for the 5 business days immediately

preceding the date of purchase; [Authority expires at

 the conclusion of the AGM of the Company in 2010];

and the Company may make a contract to purchase

ordinary shares which will or may be executed wholly

PROPOSAL #S.9: Approve that a general meeting other          ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 clear

days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LUMINAR GROUP HOLDINGS PLC, MILTON KEYNES

  TICKER:                  N/A                 CUSIP:   G571AE101

  MEETING DATE:      8/18/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, the 54,618,974 existing                 ISSUER            YES         AGAINST           AGAINST

authorized but unissued deferred shares of 60.2 pence

 each in the capital of the company and the

20,381,026 existing authorized but unclassified

shares in the capital of the Company [in each case

which at 6.00 p.m. on 18 AUG 2009 [or such later time

 and date as the Directors of the Company [the

Directors] [or a duly authorized Committee of the

Directors] may authorize]] be aggregated together and

 sub-divided into 22,575,000 unissued ordinary shares

 of 200 pence each in the capital of the Company;

each of the existing authorized but unissued ordinary

 shares of 200 pence each in the capital of the

Company [which shall include all of the ordinary

shares arising by virtue of paragraph [i] of this

resolution, [unissued existing ordinary shares] which

 at 6.00 p.m. on 18 AUG 2009 [or such other time and

date as the Directors [or a duly authorized Committee

 of the Directors] may determine] are shown in the

books of the Company as authorized but unissued,

shall be sub-divided into and re-classified as new

ordinary shares of 25 pence each in the capital of

the Company [unissued new ordinary shares] provided

that, where such sub-division would otherwise result

in a fraction of an Unissued New Ordinary Share, that

 number of Unissued New Ordinary Shares which would

otherwise constitute such fraction be cancelled

pursuant to Section 121[2][e] of the Companies Act

1985 [the 1985 Act]; each of the existing issued

ordinary shares of 200 pence each in the capital of

the Company [Issued Existing Ordinary Shares] which

at 6.00 p.m., on 18 AUG 2009 [or such other time and

date as the Directors [or a duly authorized Committee

 of the Directors] may determine] are shown in the

books of the Company as issued, shall be sub-divided

into and re-classified as 1 new ordinary share of 25

pence each in the capital of the Company [new

ordinary share] each new ordinary share having the

same rights as the Issued Existing Ordinary Shares as

 specified in the Articles of Association of the

Company [the Articles] and 1 deferred share of 175

pence each in the capital of the Company [New

Deferred Share], such New Deferred Share having the

rights and being subject to the restrictions as

specified in the Articles as amended pursuant to

paragraph [vii] of this resolution; the issue and

allotment of the firm placing shares in connection

with the firm placing and the placing and open offer

announced by the Company on 31 JUL 2009 and the

subject of a prospectus issued by the Company [the

Firm Placing and the Placing and Open Offer] for cash

 at a price of 95 pence per firm placing share n

connection with the Firm Placing and the issue of the

 open offer shares in connection with the Placing and

 Open Offer for cash at a price of 95 pence per open

offer share, both of which represent a discount of

greater than 10% to the middle market price of the

Issued Existing Ordinary Shares at the time of the

announcement of the Firm Placing and the Placing and

PROPOSAL #2.: Approve, that the subscription by                 ISSUER            YES         AGAINST           AGAINST

Schroders for 3,815,073 firm placed shares at the

issue price of 95 pence per New Ordinary Share for

the purposes of Listing Rule 11.1.7

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LUNDBERGFOERETAGEN AB, STOCKHOLM

  TICKER:                  N/A                 CUSIP:   W54114108

  MEETING DATE:      4/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of Mats Guldbrand as the                   ISSUER            YES             FOR                  FOR

Chairman of the meeting

PROPOSAL #3: Preparation and approval of the voting          ISSUER             NO              N/A                  N/A

list

PROPOSAL #4: Election of one or two persons to attest        ISSUER             NO              N/A                  N/A

 the minutes

PROPOSAL #5: Approval of the agenda                                       ISSUER             NO              N/A                  N/A

PROPOSAL #6: Determination of whether the AGM was              ISSUER             NO              N/A                  N/A

duly convened

PROPOSAL #7: The CEO's speech                                                  ISSUER             NO              N/A                  N/A

PROPOSAL #8: Presentation of the annual report and            ISSUER             NO              N/A                  N/A

Auditor's report and the Group accounts and the

Auditor's report for the Group; and the Auditor's

statement regarding whether the guidelines for

compensation paid to Senior Management applicable

since the previous AGM have been complied with

PROPOSAL #9.a: Adopt the income statement and balance        ISSUER            YES             FOR                  FOR

 sheet and the group income statement and group

balance sheet

PROPOSAL #9.b: Approve the releasing members of the          ISSUER            YES             FOR                  FOR

Board of Directors and CEO from liability

PROPOSAL #9.c: Approve to pay a dividend for the 2009        ISSUER            YES             FOR                  FOR

 operating year in the amount of SEK 6.50 per share;

and Friday, 16 APR 2010 as the record date; in the

event the meeting resolves in accordance with the

proposal, it is anticipated that the dividend will be

 distributed by Euroclear Sweden AB on Wednesday, 21

APR 2010

PROPOSAL #10: Approve to determine the number of                ISSUER            YES             FOR                  FOR

Directors at nine

PROPOSAL #11: Approve that fees be paid to the Board         ISSUER            YES             FOR                  FOR

of Directors in a total amount of SEK 2,000,000, of

which SEK 600,000 shall be paid to the Chairman and

SEK 200,000 to each of the other Members of the Board

 of Directors elected at the AGM, excluding the CEO

PROPOSAL #12: Approve the information regarding the          ISSUER            YES         AGAINST           AGAINST

positions in other Companies of nominees for the

position of Director and re-elect Carl Bennet,

Gunilla Berg, Lennart Bylock, Mats Guldbrand, Fredrik

 Lundberg, Sten Peterson and Christer Zetterberg and

elect Louise Lindh and Katarina Martinson, current

Alternate Director, as the Directors; and elect Mats

Guldbrand as the Chairman of the Board of Directors

PROPOSAL #13: Approve the guidelines for compensation        ISSUER            YES             FOR                  FOR

 to Senior Management

PROPOSAL #14: Authorize the Board of Directors, prior        ISSUER            YES             FOR                  FOR

 to the next AGM, to acquire a maximum number of

class B shares so that the Company's holdings from

time to time do not exceed 10% of all shares in the

Company; purchases shall take place via NASDAQ OMX

Stockholm at the exchange price applicable at the

PROPOSAL #15: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LUNDIN MNG CORP

  TICKER:                  N/A                 CUSIP:   550372106

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive the audited consolidated                     ISSUER             NO              N/A                  N/A

financial statements of the Corporation for the YE 31

 DEC 2009 and the report of the Auditor thereon

PROPOSAL #1.1: Election of Colin K. Benner as a                 ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.2: Election of Donald K. Charter as a              ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.3: Election of John H. Craig as a                     ISSUER            YES         AGAINST           AGAINST

Director for the ensuing year

PROPOSAL #1.4: Election of Brian D. Edgar as a                   ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.5: Election of Lukas H. Lundin as a                 ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.6: Election of Dale C. Peniuk as a                   ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.7: Election of William A. Rand as a                 ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.8: Election of Philip J. Wright as a                ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2: Appointment of PricewaterhouseCoopers            ISSUER            YES             FOR                  FOR

LLP as the Auditors of the Corporation for the

ensuing year and authorizing the Directors to fix

their remuneration

PROPOSAL #S.3: Amend the Articles of Amalgamation of         ISSUER            YES             FOR                  FOR

the Corporation to provide that the registered office

 of the Corporation be located in the Province of

Ontario

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LUNDIN PETROLEUM AB

  TICKER:                  N/A                 CUSIP:   W64566107

  MEETING DATE:      3/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Election of the Chairman of the meeting        ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Preparation and approval of the voting         ISSUER             NO              N/A                  N/A

register

PROPOSAL #4.: Approval of the agenda                                     ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Election of one or two persons to                 ISSUER             NO              N/A                  N/A

approve the minutes

PROPOSAL #6.: Determination as to whether the meeting        ISSUER             NO              N/A                  N/A

 has been duly convened

PROPOSAL #7.: Approve the sale of Lundin Petroleum's         ISSUER            YES             FOR                  FOR

UK business to EnQuest plc as specified

PROPOSAL #8.: Approve the distribution of shares in          ISSUER            YES             FOR                  FOR

EnQuest plc to the shareholders of Lundin Petroleum

as specified; authorize the Board to decide upon the

record date for the right to receive shares in

Enquest the proposal of the Board is conditional upon

 a resolution in favour of the Board's proposal under

 item 7 and upon a primary listing of the shares in

enquest on the London Stock Exchange having occurred

at the time of distribution

PROPOSAL #9.: Approve the remuneration to certain              ISSUER            YES         AGAINST           AGAINST

Senior Management of Lundin Petroleum as specified

PROPOSAL #10.: Closing of the meeting                                    ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LUNDIN PETROLEUM AB

  TICKER:                  N/A                 CUSIP:   W64566107

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Election of Advokat Erik Nerpin as                ISSUER             NO              N/A                  N/A

Chairman of the meeting

PROPOSAL #3.: Preparation and approval of the voting         ISSUER             NO              N/A                  N/A

register

PROPOSAL #4.: Approval of the agenda                                     ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Election of 1 or 2 persons to approve          ISSUER             NO              N/A                  N/A

the minutes

PROPOSAL #6.: Determination as to whether the meeting        ISSUER             NO              N/A                  N/A

 has been duly convened

PROPOSAL #7.: Speech by the Chief Executive Officer           ISSUER             NO              N/A                  N/A

PROPOSAL #8.: Presentation of the annual report and          ISSUER             NO              N/A                  N/A

the Auditors report, the consolidated annual report

and the Auditors Group report

PROPOSAL #9.: Adopt the profit and loss statement and        ISSUER            YES             FOR                  FOR

 the balance sheet and the consolidated profit and

loss statement and consolidated balance sheet

PROPOSAL #10.: Approve the appropriation of the                 ISSUER            YES             FOR                  FOR

Company's profit or loss according to the adopted

balance sheet

PROPOSAL #11.: Grant discharge from liability to the         ISSUER            YES             FOR                  FOR

Members of the Board and the Chief Executive Officer

PROPOSAL #12.: Presentation by the Nomination                     ISSUER             NO              N/A                  N/A

Committee: the work of the Nomination Committee;

proposal for election of Chairman of the Board and

other members of the Board; proposal for remuneration

 of the Chairman and other members of the Board;

proposal for remuneration of the auditors

PROPOSAL #13.: Election of seven Members of the Board        ISSUER            YES             FOR                  FOR

 of Directors with no Deputy Members

PROPOSAL #14.: Approve a total compensation to the            ISSUER            YES             FOR                  FOR

Board of Directors of SEK 3.5 million to be divided

as follows. SEK 800,000 to the Chairman, SEK 400,000

to other members of the Board except the Chief

Executive Officer C. Ashley Heppenstall and SEK

100,000 for each assignment in the Committees of the

Board of Directors [in total not more than SEK

PROPOSAL #15.: Re-election of Members of the Board:          ISSUER            YES         AGAINST           AGAINST

Ian. H. Lundin, Magnus Unger, William A. Rand, Lukas

H. Lundin, C. Ashley Heppenstall, Asbjorn Larsen and

Dambisa F. Moyo; re-election of Ian H. Lundin as a

Chairman of the Board of Directors

PROPOSAL #16.: Approve the payment of Auditors fees          ISSUER            YES             FOR                  FOR

upon approval of their invoice

PROPOSAL #17.: Presentation of proposals in relation         ISSUER             NO              N/A                  N/A

to: principles for compensation and other terms of

employment for Management; principles for

compensation under the Long-term Incentive Plan for

Management other than senior executives; remuneration

 of Board members for special assignments outside the

 directorship; authorization of the Board to resolve

new issue of shares and convertible debentures;

authorization of the Board to resolve repurchase and

sale of shares

PROPOSAL #18.: Approve the specified principles for          ISSUER            YES         AGAINST           AGAINST

compensation and other terms of employment for

Management as specified

PROPOSAL #19.: Approve the specified principles for          ISSUER            YES         AGAINST           AGAINST

compensation under the Long-term Incentive Plan for

Management other than senior executives as specified

PROPOSAL #20.: Approve the remuneration of Board                ISSUER            YES         AGAINST           AGAINST

members for special assignments outside the

directorship: an amount of not more than SEK 2.5

million in total be available for remuneration of

Board members for special assignments outside the

directorship

PROPOSAL #21.: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

issue new shares with consideration in cash or in

kind or by set-off or otherwise with conditions and

thereby be able to resolve to disapply the

shareholders pre-emption rights; to the extent the

new shares are issued with disapplication of the

shareholders pre-emption rights they shall be issued

at a subscription price that closely corresponds to

the market price of the shares at the time of the

issue; and to issue convertible debentures with

consideration in cash or in kind or by set-off or

otherwise with conditions and thereby be able to

resolve to disapply the shareholders preemption

rights; to the extent the convertible debentures are

issued with disapplication of the shareholders pre-

emption rights they shall be issued at a subscription

 price that closely corresponds to market value based

 on the market price of the shares at the time of the

 issue of the convertible debentures

PROPOSAL #22.: Authorize the Board of Directors,                ISSUER            YES             FOR                  FOR

during the period until the next Annual General

Meeting, to decide on repurchases and sales of Lundin

 Petroleum shares on the NASDAQ OMX Stockholm

Exchange [the Exchange] the maximum number of shares

repurchased shall be such that shares held in

treasury from time to time do not exceed 5 per cent

of all shares of the Company repurchase of shares on

the Exchange may take place only at a price within

the spread between the highest bid price and lowest

ask price as registered from time to time on the

Exchange, the repurchases shall be made in accordance

 with the provisions concerning the purchase and sale

 of a Company's own shares in the 'Rule Book for

Issuers issued by the Exchange'

PROPOSAL #23.: Approve the nomination process for the        ISSUER            YES         AGAINST           AGAINST

 AGM in 2011 as specified

PROPOSAL #24.: Other matters                                                   ISSUER             NO              N/A                  N/A

PROPOSAL #25.: Closing of the meeting                                    ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LUPATECH SA, CAXIAS DO SUL

  TICKER:                  N/A                 CUSIP:   P64028130

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to examine, discuss and vote              ISSUER            YES             FOR                  FOR

upon the board of directors annual report and the

financial statements relating to FYE 31 DEC 2009

PROPOSAL #2: Approve to allocate the results of the          ISSUER            YES             FOR                  FOR

fiscal year

PROPOSAL #3: Election of the members of the Board of         ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LUPATECH SA, CAXIAS DO SUL

  TICKER:                  N/A                 CUSIP:   P64028130

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.: Approve the reference to the Company            ISSUER            YES             FOR                  FOR

branches in the Corporate Bylaws

PROPOSAL #B.: Approve the broadening of the Corporate        ISSUER            YES             FOR                  FOR

 purpose of the company, in order to precisely and

completely describe the area of business activity

conducted by Lupatech

PROPOSAL #C.: Approve the adaptation of the share              ISSUER            YES             FOR                  FOR

capital and of the quantity of shares of the Company

due to the cancellation of 6,113 shares in treasury

PROPOSAL #D.: Approve to change of the deadline in            ISSUER            YES             FOR                  FOR

advance of a general meeting for presentation of the

documentation by the shareholders to 1 hour before

the meeting, respecting the rules of the online

meeting system, in which the Company is a participant

PROPOSAL #E.: Approve to reduce the term in office of        ISSUER            YES             FOR                  FOR

 the Board of Directors and of the Executive

Committee to 1 year, with the consequent amendment of

 Article 16 of the Corporate Bylaws, for the purpose

of adapting it to the practice of the Company

PROPOSAL #F.: Approve the prohibition against making         ISSUER            YES             FOR                  FOR

loans to related parties, except to Companies

controlled by the Company

PROPOSAL #G.: Approve the reformulation of Paragraph         ISSUER            YES             FOR                  FOR

11 of Article 52 of the Corporate by Laws of the

Company, which covers the poison pill, excluding the

obligation for a public tender offer when 20% of the

share capital is reached through conversion of

debentures

PROPOSAL #H.: Ratify all the acts done by the                     ISSUER            YES             FOR                  FOR

management of the Company for the assumption of the

obligations arising from the transaction for the

private issuance of debentures convertible into

Company shares

PROPOSAL #I.: Approve the annual, aggregate                        ISSUER            YES             FOR                  FOR

remuneration of the Managers of the Company for the

2010 FY

PROPOSAL #J.: Approve the establishment of a joint            ISSUER            YES             FOR                  FOR

venture between the Company and the Company Penta

oilfields services, inc

PROPOSAL #K.: Approve the establishment of any other         ISSUER            YES             FOR                  FOR

Company belonging to its economic group, to be

governed in accordance with the laws of the

PROPOSAL #L.: Approve the acquisition, in accordance         ISSUER            YES             FOR                  FOR

with the terms of Article 256 of Law number 6404 of

15 DEC 1976, as amended, the Corporations Law,

through the Company that is the object of the joint

venture or any other Company belonging to its

economic group, for the amount of approximately USD

16 million, or approximately BRL 28,800,000,

including assumption of debt, of hydrocarbon services

 Sociedad Por Acciones Simplificada, HS, a Company

established in accordance with the laws of the

PROPOSAL #M.: Ratify the approval of the specialized         ISSUER            YES             FOR                  FOR

Company responsible for the valuation of HS

PROPOSAL #N.: Approve the consolidation of the                   ISSUER            YES             FOR                  FOR

Corporate Bylaws of the Company to reflect the

changes contained in items a, b, c, d, e, f , and g

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LUPATECH SA, CAXIAS DO SUL

  TICKER:                  N/A                 CUSIP:   P64028130

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #a: Approve the reference to the Company              ISSUER            YES             FOR                  FOR

branches in the Corporate Bylaws

PROPOSAL #b: Approve the broadening of the Corporate         ISSUER            YES             FOR                  FOR

purpose of the company, in order to precisely and

completely describe the area of business activity

conducted by Lupatech

PROPOSAL #c: Approve the adaptation of the share                ISSUER            YES             FOR                  FOR

capital and of the quantity of shares of the Company

due to the cancellation of 6,113 shares in treasury

PROPOSAL #d: Approve to change of the deadline in              ISSUER            YES             FOR                  FOR

advance of a general meeting for presentation of the

documentation by the shareholders to 1 hour before

the meeting, respecting the rules of the online

meeting system, in which the Company is a participant

PROPOSAL #e: Approve to reduce the term in office of         ISSUER            YES             FOR                  FOR

the Board of Directors and of the Executive Committee

 to 1 year, with the consequent amendment of Article

16 of the Corporate Bylaws, for the purpose of

adapting it to the practice of the Company

PROPOSAL #f: Approve the prohibition against making          ISSUER            YES             FOR                  FOR

loans to related parties, except to Companies

controlled by the Company

PROPOSAL #g: Approve the reformulation of Paragraph          ISSUER            YES             FOR                  FOR

11 of Article 52 of the Corporate By Laws of the

Company, which covers the poison pill, excluding the

obligation for a public tender offer when 20% of the

share capital is reached through conversion of

PROPOSAL #h: Approve the consolidation of the                     ISSUER            YES             FOR                  FOR

Corporate Bylaws of the Company to reflect the

changes contained in items A, B, C, D, E, F, and G

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LUTHAI TEXTILE JOINT STOCK CO LTD

  TICKER:                  N/A                 CUSIP:   Y5361P117

  MEETING DATE:      9/4/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to temporarily supplement the          ISSUER            YES             FOR                  FOR

working capital with idle raised funds

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LUTHAI TEXTILE JOINT STOCK CO LTD

  TICKER:                  N/A                 CUSIP:   Y5361P117

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #2: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Supervisory Committee

PROPOSAL #3: Approve the 2009 financial resolution            ISSUER            YES             FOR                  FOR

report

PROPOSAL #4: Approve the 2009 Profit Distribution              ISSUER            YES             FOR                  FOR

Plan are as follows: 1  Cash dividend/10 shares  tax

included : CNY 2.5000; 2  Bonus issue from profit

share/10 shares : None; 3  Bonus issue from capital

reserve  share/10 shares : None

PROPOSAL #5: Appointment of 2010 Audit Firm                         ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-elect the Directors                                       ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-elect the Supervisors                                    ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve the allowance for Independent            ISSUER            YES         AGAINST           AGAINST

Directors

PROPOSAL #9: Amend the Company's Articles of                       ISSUER            YES             FOR                  FOR

Association

PROPOSAL #10: Amend the Company's rules of procedures        ISSUER            YES             FOR                  FOR

 governing the Board meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LYNAS CORPORATION LTD

  TICKER:                  N/A                 CUSIP:   Q5683J103

  MEETING DATE:      11/9/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, for all purposes, including            ISSUER            YES         ABSTAIN           AGAINST

pursuant to ASX Listing Rule 7.1, for the issue of up

 to 148,501,180 Shares to the Conditional Placement

Investors and/or the Underwriter, at the offer price

of AUD 0.45 per new share under the Conditional

Placement on the terms as specified

PROPOSAL #2.: Approve, for all purposes, including            ISSUER            YES         ABSTAIN           AGAINST

pursuant to ASX Listing Rule 7.4, for the issue and

allotment of 196,499,727 shares to the Unconditional

Placement Investors and/or the Underwriter, at the

offer price of AUD 0.45 per new share under the

Unconditional Placement

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LYNAS CORPORATION LTD

  TICKER:                  N/A                 CUSIP:   Q5683J103

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report of the            ISSUER            YES         AGAINST           AGAINST

Company for the YE 30 JUN 2009

PROPOSAL #2.: Re-elect Mr. Jacob Klein as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires pursuant to Article 13.2

of the Company's Constitution

PROPOSAL #S.3: Amend the Constitution of the Company         ISSUER            YES             FOR                  FOR

by deleting Clause 12.20, as specified

PROPOSAL #4.: Approve and authorize the Directors of         ISSUER            YES         AGAINST           AGAINST

the Company, pursuant to and in accordance with

Section 208 of the Corporations Act 2001 [Cth] and

Listing Rule 10.14 of ASX Limited, and for all other

purposes, to issue, for the benefit of Nicholas

Curtis, Options to subscribe for 12,000,000 fully

paid ordinary shares in the capital of the Company at

 an exercise price of AUD 0.66 per share with a 3

year vesting period and a 5 year term, as specified

and otherwise in accordance with the Rules of the

Company's 1999 Option Incentive Plan

PROPOSAL #5.: Approve and authorize the Directors of         ISSUER            YES         AGAINST           AGAINST

the Company, pursuant to and in accordance with

Section 208 of the Corporations Act 2001 [Cth] and

Listing Rule 10.14 of ASX Limited, and for all other

purposes, to issue, for the benefit of Liam Forde,

Options to subscribe for 1,400,000 fully paid

ordinary shares in the capital of the Company at an

exercise price of AUD 0.66 per share with a 3 year

vesting period and a 5 year term, as specified and

otherwise in accordance with the Rules of the

Company's 1999 Option Incentive Plan

PROPOSAL #6.: Approve and authorize the Directors of         ISSUER            YES         AGAINST           AGAINST

the Company, pursuant to and in accordance with

Section 208 of the Corporations Act 2001 [Cth] and

Listing Rule 10.14 of ASX Limited, and for all other

purposes, and to issue, for the benefit of David

Davidson, Options to subscribe for 1,100,000 fully

paid ordinary shares in the capital of the Company at

 an exercise price of AUD 0.66 per share with a 3

year vesting period and a 5 year term, as specified

and otherwise in accordance with the Rules of the

Company's 1999 Option Incentive Plan

PROPOSAL #7.: Approve and authorize the Directors of         ISSUER            YES         AGAINST           AGAINST

the Company, pursuant to and in accordance with

Section 208 of the Corporations Act 2001 [Cth] and

Listing Rule 10.14 of ASX Limited, and for all other

purposes, to issue, for the benefit of Jacob Klein,

Options to subscribe for 1,100,000 fully paid

ordinary shares in the capital of the Company at an

exercise price of AUD 0.66 per share with a 3 year

vesting period and a 5 year term, as specified and

otherwise in accordance with the Rules of the

Company's 1999 Option Incentive Plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  M. DIAS BRANCO SA INDUSTRIA E COMERCIO DE ALIMENTO

  TICKER:                  N/A                 CUSIP:   P64876108

  MEETING DATE:      4/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to discuss and vote upon the              ISSUER            YES             FOR                  FOR

Board of Directors annual report, the financial

statements and Independent Auditor's report relating

to FYE 31 DEC 2009

PROPOSAL #2: Approve to decide on the allocation of          ISSUER            YES             FOR                  FOR

the result of the fiscal year 2009, and also on the

considered dividends, in accordance with a proposal

from the Board of Directors in a meeting held on 01

MAR 2010

PROPOSAL #3: Approve to elect and place the Members          ISSUER            YES             FOR                  FOR

of the Board of Directors into their positions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  M. DIAS BRANCO SA INDUSTRIA E COMERCIO DE ALIMENTO

  TICKER:                  N/A                 CUSIP:   P64876108

  MEETING DATE:      4/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve to decide concerning the                     ISSUER            YES             FOR                  FOR

proposal to amend the wording of the third and fourth

 paragraphs of the Article 22 of the Corporate

Bylaws, as submitted by the Board of Directors in the

 meeting held on 01 MAR 2010

PROPOSAL #II: Approve to set the Directors                          ISSUER            YES         AGAINST           AGAINST

remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  M6 METROPOLE TELEVISION SA, NEUILLY SUR SEINE

  TICKER:                  N/A                 CUSIP:   F6160D108

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements for the        ISSUER            YES             FOR                  FOR

 FYE on 31 DEC 2009

PROPOSAL #2: Approve the consolidated financial                 ISSUER            YES             FOR                  FOR

statements for the FYE on 31 DEC 2009

PROPOSAL #3: Approve the allocation of income for the        ISSUER            YES             FOR                  FOR

 FY and set the amount of the dividend (payment of

2.35 EUR/shares on the 17th of  May in two parts EUR

0.85 and EUR 1.50)

PROPOSAL #4: Approve the regulated agreements and              ISSUER            YES             FOR                  FOR

undertakings

PROPOSAL #5: Approve the undertaking in favor of Mr.         ISSUER            YES             FOR                  FOR

Nicolas de Tavernost in the event of termination of

his duties

PROPOSAL #6: Approve the undertaking in favor of Mr.         ISSUER            YES             FOR                  FOR

Thomas Valentin in the event of termination of his

duties

PROPOSAL #7: Approve the undertaking in favor of Mrs.        ISSUER            YES             FOR                  FOR

 Catherine Lenoble in the event of termination of his

 duties

PROPOSAL #8: Approve the undertaking in favor of Mr.         ISSUER            YES         AGAINST           AGAINST

Jerome Lefebure in the event of termination of his

duties

PROPOSAL #9: Ratify the co-optation of Mr. Philippe          ISSUER            YES         AGAINST           AGAINST

Delusinne as a Supervisory Board Member

PROPOSAL #10: Ratify the co-optation of Mrs. Delphine        ISSUER            YES             FOR                  FOR

 Arnault as a Supervisory Board Member

PROPOSAL #11: Approve to set the amount for                        ISSUER            YES             FOR                  FOR

attendance allowances allocated to the Board Members

PROPOSAL #12: Authorize the Executive Board to allow         ISSUER            YES             FOR                  FOR

the Company to repurchase its own shares as part of

the Program pursuant to Article L. 225-209 of the

Commercial Code

PROPOSAL #13: Powers for the formalities                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MACARTHUR COAL LTD

  TICKER:                  N/A                 CUSIP:   Q5689Z101

  MEETING DATE:      11/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the annual                ISSUER             NO              N/A                  N/A

financial report of the Company, together with the

Directors' report and Auditor's report, for the YE 30

 JUN 2009

PROPOSAL #2.A: Re-elect Mr. Roger Marshall as a                 ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with Rule 16.1 of the Company's

PROPOSAL #2.B: Re-elect Mr. Chen Zeng as a Director          ISSUER            YES             FOR                  FOR

of the Company, who retires by rotation in accordance

 with Rule 16.1 of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #4.: Approve the issue of 31,823,510 shares         ISSUER            YES             FOR                  FOR

for the purposes and on the terms as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MACARTHUR COAL LTD

  TICKER:                  N/A                 CUSIP:   Q5689Z101

  MEETING DATE:      4/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve, the issue of Macarthur shares          ISSUER            YES             FOR                  FOR

to the Members of Noble Group as specified, pursuant

to the Gloucester Offer, the Middlemount Acquisition

and the share Election, for the purpose of Section

611 item of the Companies Act and for all other

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MACDONALD DETTWILER & ASSOCS  LTD NEW

  TICKER:                  N/A                 CUSIP:   554282103

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To place before the Meeting the                       ISSUER             NO              N/A                  N/A

consolidated financial statements of the Company for

the FYE 31 DEC 2009, together with the Auditors'

report thereon

PROPOSAL #1.1: Election of Robert L. Phillips as a            ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.2: Election of Daniel E. Friedmann as a          ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.3: Election of Brian C. Bentz as a                   ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.4: Election of Thomas S. Chambers as a            ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.5: Election of Alan J. Jebson as a                   ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.6: Election of Dennis H. Chookaszian as a        ISSUER            YES             FOR                  FOR

 Director for the ensuing year

PROPOSAL #1.7: Election of Brian J. Gibson as a                 ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.8: Election of Brian G. Kenning as a                ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.9: Election of Fares F. Salloum as a                ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2: Appointment of KPMG LLP as Auditors of          ISSUER            YES             FOR                  FOR

the Corporation for the ensuing year and authorizing

the Directors to fix their remuneration

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MACINTOSH RETAIL GROUP NV, MAASTRICHT

  TICKER:                  N/A                 CUSIP:   N54137166

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the general meeting and                 ISSUER             NO              N/A                  N/A

announcements

PROPOSAL #2.A: Receive the report of the Managing              ISSUER             NO              N/A                  N/A

Board for the FY 2009

PROPOSAL #2.B: Receive the report of the supervisory         ISSUER             NO              N/A                  N/A

Board for the fiscal year 2009

PROPOSAL #3.A: Approve and adopt the annual accounts         ISSUER             NO              N/A                  N/A

for the FY 2009

PROPOSAL #3.B: Declare a dividend over the fiscal              ISSUER             NO              N/A                  N/A
year 2009 of EUR 0.55 gross, which can be taken up at

 the choice of shareholders entirely in cash or in

new shares of the Company

PROPOSAL #3.C: Grant discharge to the Managing Board         ISSUER             NO              N/A                  N/A

in respect of the duties performed during the past

fiscal year

PROPOSAL #3.D: Grant discharge to the supervisory              ISSUER             NO              N/A                  N/A

Board in respect of the duties performed during the

past fiscal year

PROPOSAL #4.A: Supervisory Board vacancy: new profile        ISSUER             NO              N/A                  N/A

PROPOSAL #4.B: Supervisory Board vacancy:, time and          ISSUER             NO              N/A                  N/A

cause

PROPOSAL #4.C: Supervisory Board vacancy: profile              ISSUER             NO              N/A                  N/A

used to fill vacancy

PROPOSAL #4.D: Appointment of a Member of Supervisory        ISSUER             NO              N/A                  N/A

 Board, opportunity for recommendations

PROPOSAL #4.E: Re-appoint Mr. A. Nuhn as a Member of         ISSUER             NO              N/A                  N/A

the Supervisory Board, this point will be terminated

if the AGM has recommended other candidates

PROPOSAL #4.F: Re-appoint Mr. A. Nuhn as a Member of         ISSUER             NO              N/A                  N/A

the Supervisory Board where all details as laid down

in Article 2:158 Paragraph 5; Section 2: 142

Paragraph 3 of the Dutch Civil Code are available for

 the general meeting of shareholders

PROPOSAL #5.A: Corporate governance code                              ISSUER             NO              N/A                  N/A

PROPOSAL #5.A: Corporate governance: remuneration              ISSUER             NO              N/A                  N/A

policy and remuneration report 2009/2010

PROPOSAL #6.A: Approve to designate the Managing                ISSUER             NO              N/A                  N/A

Board, subject to the approval of the Supervisory

Board, for a period of 18 months, as the body which

is authorized to resolve to issue shares up to a

number of shares not exceeding the number of un-

issued shares in the capital of the Company

PROPOSAL #6.B: Authorize the Managing Board, under            ISSUER             NO              N/A                  N/A

approval of the Supervisory Board, as the sole body

to limit or exclude the pre emptive right on new

issued shares in the Company

PROPOSAL #7: Authorize the Managing Board, subject to        ISSUER             NO              N/A                  N/A

 the approval of the Supervisory Board, to cause the

Company to acquire its own shares for valuable

consideration, up to a maximum number which, at the

time of acquisition, the Company is permitted to

acquire pursuant to the provisions of Section 98,

subsection 2, of Book 2 of the Netherlands Civil

Code; such acquisition may be effected by means of

any type of contract, including stock exchange

transactions and private transactions; the price must

 lie between the nominal value and an amount equal to

 110% of the market price; 'market price' is the

average of the highest prices reached by the shares

on each of the five stock exchange business days

preceding the date of acquisition, as evidenced by

the official price list of Euronext Amsterdam NV;

Authority will be valid for a period of 18 months,

commencing on 27 APR 2010

PROPOSAL #8: Transact any other business and closing         ISSUER             NO              N/A                  N/A

of the meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MACMAHON HOLDINGS LTD, WELSHPOOL WA

  TICKER:                  N/A                 CUSIP:   Q56970132

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt, for the purposes of Section                ISSUER            YES         AGAINST           AGAINST

250R(2) of the Corporations Act, the remuneration

report [which forms part of the Directors' report for

 the YE 30 JUN 2009]

PROPOSAL #2.: Re-elect Kenneth Bruce Scott-Mackenzie         ISSUER            YES             FOR                  FOR

as a Director, who retires from the office of

Director in accordance with Clause 3.3(a) of the

Company's Constitution

PROPOSAL #3.: Re-elect Barry Raymond Ford as a                   ISSUER            YES             FOR                  FOR

Director, who retires from the office of Director in

accordance with Clause 3.6(c) of the Company's

Constitution

PROPOSAL #4.: Approve, for the purposes ASX Listing          ISSUER            YES         AGAINST           AGAINST

Rule 10.11 and Chapter 2E of the Corporations Act and

 for all other purposes, the grant to Mr. Nicholas

Ronald Bowen as part of his new employment contracts

as the Company's Managing Director and Chief

Executive Officer of: a] 6,000,000 Class A

Performance Rights; b] 3,000,000 Class B Performance

Rights; and c] 3,000,000 Class C Performance Rights

on the terms and conditions as specified; the issue

of any fully paid ordinary shares by the Company on

exercise of the performance rights

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MACQUARIE KOREA INFRASTRUCTURE FD

  TICKER:                  N/A                 CUSIP:   Y53643105

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Re-appoint Mr. Dae Yun Cho as the MKIF'S        ISSUER            YES             FOR                  FOR

 Supervisory Director

PROPOSAL #2: Amend the Article 45 of MKIF Articles of        ISSUER            YES         AGAINST           AGAINST

 Incorporation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MACQUARIE LEISURE TRUST GROUP

  TICKER:                  N/A                 CUSIP:   Q5701X134

  MEETING DATE:      8/27/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, the acquisition by the Company        ISSUER            YES             FOR                  FOR

 of all of the shares in Macquarie Leisure Management

 Limited for the consideration and on the terms, as

specified

PROPOSAL #S.2: Approve, subject to Resolution 1 being        ISSUER            YES             FOR                  FOR

 passed and in accordance with Section 157 of the

Corporation Act 2001, to change the name of the

Company Macquarie Leisure Operation Limited to Ardent

 Leisure Limited and amend the Company's Constitution

 accordingly

PROPOSAL #S.3: Approve that security holders ratify          ISSUER            YES             FOR                  FOR

and approve for all purposes the issue and allotment

by the Company and the Trust on 01 JULY 2009, of

36,238,555 fully paid stapled securities in the

capital of the Company and the Trust at AUD 1.15 per

stapled security

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MACQUARIE MEDIA GROUP, SYDNEY NSW

  TICKER:                  N/A                 CUSIP:   Q5704Q136

  MEETING DATE:      10/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report included         ISSUER            YES         AGAINST           AGAINST

in MMHL's Directors' report for the FYE 30 JUN 2009

PROPOSAL #2.: Re-elect Mr. Anthony Edward Bell as a          ISSUER            YES             FOR                  FOR

Director of MMHL

PROPOSAL #3.: Approve, for all purposes, including            ISSUER            YES             FOR                  FOR

ASX Listing Rule 7.4, to issue all stapled securities

 [including shares in MMIHL] which have occurred in

the 12 months prior to the date of this meeting

PROPOSAL #1.: Receive and adopt the financial report         ISSUER            YES             FOR                  FOR

of MMIL and the Directors' report and the Auditor's

report, for the FYE 30 JUN 2009

PROPOSAL #2.: Re-appoint PricewaterhouseCoopers [PwC]        ISSUER            YES             FOR                  FOR

 as the Auditor of MMIL and authorize the Directors

to fix the Auditor's remuneration

PROPOSAL #3.: Re-appoint Mr. E. Michael Leverock as a        ISSUER            YES             FOR                  FOR

 Director of MMIL, who retires by rotation

PROPOSAL #4.: Approve, for all purposes, including            ISSUER            YES             FOR                  FOR

ASX Listing Rule 7.4, to issue all stapled securities

 [including shares in MMIHL] which have occurred in

the 12 months prior to the date of this meeting

PROPOSAL #S.5: Amend the MMIL Bye-Laws as specified           ISSUER            YES             FOR                  FOR

PROPOSAL #S.1: Approve, for all purposes, including          ISSUER            YES             FOR                  FOR

ASX Listing Rule 7.4, to issue all stapled securities

 [including shares in MMIHL] which have occurred in

the 12 months prior to the date of this meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MACQUARIE MEDIA GROUP, SYDNEY NSW

  TICKER:                  N/A                 CUSIP:   Q5704Q136

  MEETING DATE:      12/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, subject to MMT Internalization        ISSUER            YES             FOR                  FOR

 Resolution 1 and MMIL Internalization Resolution 1

being passed, the Internalization as outlined in the

Explanatory Memorandum [including, without

limitation, the transactions and financial benefits

as set out in Sections 4.2 and 4.4] for the purposes

of Listing Rule 10.1, Chapter 2E of the Corporations

Act and for all other purposes

PROPOSAL #2.: Approve, for the purposes of Listing            ISSUER            YES         AGAINST           AGAINST

Rule 10.17, for the purposes of Article 10.9 of the

Constitution, and for all other purposes, the maximum

 amount or value of remuneration which may be paid to

 the MMHL Directors for their services as Directors

to be increased by an amount of AUD 600,000 per annum

 from AUD 400,000 per annum to AUD 1,000,000 per annum

PROPOSAL #S.3: Approve, subject to MMHL                               ISSUER            YES             FOR                  FOR

Internalization Resolution 1, MMT Internalization

Resolution 1 and MMIL Internalization Resolution 1

being passed: [a] the cancellation of the MMHL A

Special Share for nil consideration for the purposes

of Section 256C of the Corporations Act and for all

other purposes; and [b] to amend, with effect from

Internalization Completion, the MMHL Constitution to

remove all references to the MMHL A Special Share by

deleting and inserting the specified parts of the

MMHL Constitution

PROPOSAL #S.4: Approve, subject to MMHL                               ISSUER            YES             FOR                  FOR

Internalization Resolution 1, MMT Internalization

Resolution 1 and MMIL Internalization Resolution 1

being passed, pursuant to Section 157 of the

Corporations Act, to change the name of the Company

to 'Southern Cross Media Group Limited'

PROPOSAL #1.: Approve for the Internalization as                ISSUER            YES             FOR                  FOR

outlined in the Explanatory memorandum [including,

without limitation, the transactions and financial

benefits as set out in Sections 4.2 and 4.4] and

authorize the Directors to undertake all such

matters, and do all such things as they shall, in

their sole discretion, consider necessary or

appropriate to give effect to the Internalization

PROPOSAL #S.2: Amend, subject to MMHL Internalization        ISSUER            YES             FOR                  FOR

 Resolution 1, MMT Internalization Resolution 1 and

MMIL Internalization Resolution 1 being passed, with

effect from Internalization Completion, the MMIL Bye-

Laws to remove all references to the MMIL A special

share by deleting and inserting the specified parts

of the MMIL Bye-Laws

PROPOSAL #3: Approve, subject to MMHL Internalization        ISSUER            YES             FOR                  FOR

 Resolution 1, MMT Internalization Resolution 1 and

MMIL Internalization Resolution 1 being passed, to

change the name of the Company to 'Southern Cross

Media International Limited'

PROPOSAL #1.: Approve, subject to MMHL                                 ISSUER            YES             FOR                  FOR

Internalization Resolution 1 and MMIL Internalization

 Resolution 1 being passed, the Internalization as

outlined in the Explanatory memorandum [including,

without limitation, the transactions and financial

benefits as set out in Sections 4.2 and 4.4], for the

 purposes of Chapter 5C.7 of the Corporations Act and

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MACQUARIE MEDIA GROUP, SYDNEY NSW

  TICKER:                  N/A                 CUSIP:   Q5704Q136

  MEETING DATE:      12/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, subject to MMHL                                 ISSUER            YES             FOR                  FOR

Corporatisation Resolutions 2 to 5 and each of the

Corporatisation Resolutions of MMT and MMIL being

passed, the Share Stapling Deed be terminated in its

entirety with effect from the Corporatisation

PROPOSAL #2.: Approve, subject to MMHL                                 ISSUER            YES             FOR                  FOR

Corporatisation Resolutions 1 and 3 to 5 and each of

the Corporatisation Resolutions of MMT and MMIL being

 passed, the share consolidation be approved for the

purposes of'S 254H of the Corporations Act

PROPOSAL #S.3: Approve, subject to MMHL                               ISSUER            YES             FOR                  FOR

Corporatisation Resolutions 1, 2, 4 and 5 and each of

 the Corporatisation Resolutions of MMT and MMIL

being passed, the cancellation of the MMHL B Special

Share for nil consideration on or after the

Corporatisation implementation date and before 31 DEC

 2010 at a time determined by MMHL and announced to

the ASX be approved for the purposes of Section 256C

of the Corporations Act and for all other purposes

PROPOSAL #S.4: Approve, subject to MMHL                               ISSUER            YES             FOR                  FOR

Corporatisation Resolutions 1 to 3 and 5 and each of

the Corporatisation Resolutions of MMT and MMIL being

 passed, the cancellation of the MMHL Redeemable

Preference Shares for nil consideration on or after

the Corporatisation Implementation Date and before 31

 DEC 2010 at a time determined by MMHL and announced

to the ASX, for the purposes of Section 256C of the

Corporations Act and for all other purposes

PROPOSAL #S.5: Amend, subject to MMHL Corporatisation        ISSUER            YES             FOR                  FOR

 Resolutions 1 to 4 and each of the Corporatisation

Resolutions of MMT and MMIL being passed, the MMHL

constitution: (a) with effect from the

Corporatisation implementation date to remove all

references to stapling by deleting those parts of the

 MMHL constitution which are struck out and

highlighted in yellow and inserting those parts of

the MMHL constitution which are underlined and

highlighted in yellow; (b) with effect from the time

at which the MMHL B Special Share is cancelled to

remove all references to the MMHL B special share by

deleting those parts of the MMHL constitution which

are struck out and highlighted in green and inserting

 those parts of the MMHL constitution which are

underlined and highlighted in green; and (c) with

effect from the time at which the MMHL Redeemable

preference shares are cancelled, to remove all

references to the MMHL Redeemable preference shares

by deleting those parts of the MMHL constitution

which are struck out and highlighted in pink and

inserting those parts of the MMHL constitution which

are underlined and highlighted in pink, in the

document tabled at the meeting and initialed by the

PROPOSAL #1.: Approve, subject to MMIL                                 ISSUER            YES             FOR                  FOR

Corporatisation Resolution 2 and each of the

Corporatisation Resolutions of MMT and MMHL being

passed, the Share Stapling Deed be terminated in its

entirety with effect from the Corporatisation

PROPOSAL #S.2: Amend, subject to MMIL Corporatisation        ISSUER            YES             FOR                  FOR

 Resolution 1 and each of the Corporatisation

Resolutions of MMT and MMHL being passed, the MMIL

Bye-laws: (a) with effect from the Corporatisation

Implementation Date to remove all references to

stapling by deleting those parts of the MMIL bye-laws

 which are struck out and highlighted in yellow and

inserting those parts of the MMIL bye-laws which are

underlined and highlighted in yellow; and (b) with

effect from the time at which the MMIL B Special

Share is redeemed, to remove all references to the

MMIL B special share by deleting those parts of the

MMIL bye-laws which are struck out and highlighted in

 green and inserting those parts of the MMIL bye-laws

 which are underlined and highlighted in green, in

the document tabled at the meeting and initialed by

the Chairman, as specified

PROPOSAL #1.: Approve, subject to MMT Corporatisation        ISSUER            YES             FOR                  FOR

 Resolutions 2 to 4 and each of the Corporatisation

Resolutions of MMIL and MMHL being passed, the Share

Stapling Deed be terminated in its entirety with

effect from the Corporatisation implementation date

PROPOSAL #2.: Approve, subject to MMT Corporatisation        ISSUER            YES             FOR                  FOR

 Resolutions 1, 3 and 4 and each of the

Corporatisation Resolutions of MMIL and MMHL being

passed, the amendments to the MMIL bye-laws proposed

by MMIL Corporatisation Resolution 2

PROPOSAL #S.3: Amend, subject to MMT Resolutions 1, 2        ISSUER            YES             FOR                  FOR

 and 4 and each of the Corporatisation Resolutions of

 MMIL and MMHL being passed, the constitution of MMT

with effect on and from the effective date as set out

 in the Supplemental Deed for the purpose of removing

 all references to stapling and giving effect to the

Trust Scheme and the responsible entity of MMT be

authorized to execute and lodge with ASIC a copy of

the supplemental deed

PROPOSAL #4.: Approve, subject to MMT Corporatisation        ISSUER            YES             FOR                  FOR

 Resolutions 1 to 3 and each of the Corporatisation

Resolutions of MMIL and MMHL being passed, the Trust

Scheme and in particular, the acquisition by Media

HoldCo, MMHL and Macquarie and their associates of a

relevant interest in all the MMT Units on issue as at

 the Corporatisation Record Date pursuant to the

Trust Scheme for the purposes of item 7 Section 611

of the Corporations Act

PROPOSAL #1.: Approve, (with or without                               ISSUER            YES             FOR                  FOR

modification(s)) a Scheme of Arrangement (the Scheme)

 proposed to be made between the Company and the

Scheme shareholders and that such Court Meeting will

be held on Thursday 17 DEC 2009 at Macquarie

Auditorium, Level 3, No.1 Martin Place, Sydney NSW

2000, Australia at 12:30 pm (Sydney time) or, if

later, immediately following the other

Corporatisation Meetings, at which place and time all

 the Scheme shareholders are requested to attend

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MADECO SA

  TICKER:                  N/A                 CUSIP:   P64011102

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to decrease the share capital          ISSUER            YES             FOR                  FOR

by adjustments from the first application of IFRS

accounting and financial standards, in accordance

with circular number 1945 of 29 SEP 2009 from the

Superintendency of Securities and Insurance,

introducing into the corporate bylaws all the

relevant changes

PROPOSAL #2.: Approve to pass all the other                        ISSUER            YES             FOR                  FOR

resolutions that may be necessary or convenient to

bring about carry out and complement the resolutions

that the meeting passes in relation to the matter

described above

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAEDA CORPORATION

  TICKER:                  N/A                 CUSIP:   J39315106

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Directors and Corporate Auditors

PROPOSAL #5: Approve Extension of Anti-Takeover                 ISSUER            YES         AGAINST           AGAINST

Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAEDA ROAD CONSTRUCTION CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J39401104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAEZAWA KYUSO INDUSTRIES CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J39466107

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Extension of Anti-Takeover                 ISSUER            YES         AGAINST           AGAINST

Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAIRE TECNIMONT S.P.A., ROMA

  TICKER:                  N/A                 CUSIP:   T6388T104

  MEETING DATE:      11/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Grant authority to buy back and dispose        ISSUER             NO              N/A                  N/A

 own shares pursuant to Article 2357 and 2357-TER of

the Italian Civil Code; any adjournment thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAIRE TECNIMONT S.P.A., ROMA

  TICKER:                  N/A                 CUSIP:   T6388T104

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements at 31          ISSUER             NO              N/A                  N/A

DEC 2009, consolidated financial statements at 31 DEC

 2009, Board of Directors report, Board of Auditors

report and Audit Firm report

PROPOSAL #2: Approve the profit allocation,                        ISSUER             NO              N/A                  N/A

adjournment thereof

PROPOSAL #3: Appointment of the Directors and approve        ISSUER             NO              N/A                  N/A

 previous determination of their

PROPOSAL #4: Appointment of the Auditors and Chairman        ISSUER             NO              N/A                  N/A

 of the Board of Auditors and approve

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAJOR DRILLING GROUP INTL INC

  TICKER:                  N/A                 CUSIP:   560909103

  MEETING DATE:      9/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Elect Edward J. Breiner as a Director         ISSUER            YES             FOR                  FOR

of the Corporation for the ensuing year

PROPOSAL #1.2: Elect David A. Fennell as a Director          ISSUER            YES             FOR                  FOR

of the Corporation for the ensuing year

PROPOSAL #1.3: Elect David A. Hope as a Director of          ISSUER            YES             FOR                  FOR

the Corporation for the ensuing year

PROPOSAL #1.4: Elect Francis P. McGuire as a Director        ISSUER            YES             FOR                  FOR

 of the Corporation for the ensuing year

PROPOSAL #1.5: Elect Derek Pannell as a Director of          ISSUER            YES             FOR                  FOR

the Corporation for the ensuing year

PROPOSAL #1.6: Elect John H. Schiavi as a Director of        ISSUER            YES             FOR                  FOR

 the Corporation for the ensuing year

PROPOSAL #1.7: Elect David B. Tennant as a Director          ISSUER            YES         ABSTAIN           AGAINST

of the Corporation for the ensuing year

PROPOSAL #1.8: Elect Jo Mark Zurel as a Director of          ISSUER            YES             FOR                  FOR

the Corporation for the ensuing

PROPOSAL #2.: Appoint Deloitte & Touche LLP as the            ISSUER            YES             FOR                  FOR

Auditors of the Corporation and authorize the

Directors to fix their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAKALOT INDUSTRIAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y5419P101

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of assets impairment                    ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #A.5: The status of corporate bonds                       ISSUER             NO              N/A                  N/A

PROPOSAL #A.6: The proposals submitted by shareholders      ISSUER             NO              N/A                  N/A

PROPOSAL #A.7: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 5.2 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.5: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAKINO MILLING MACHINE CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J39530100

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MALAYSIAN AIRLINES SYSTEM BHD

  TICKER:                  N/A                 CUSIP:   Y56461109

  MEETING DATE:      1/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize MAS, subject to the approvals         ISSUER            YES             FOR                  FOR

of the relevant regulatory authorities and/or

relevant parties being obtained for the Proposed

Acquisitions, to acquire the 6 undelivered Airbus

A380 and bundling of 4 Boeing Aircraft by way of

entering into the following: (i) novation agreement

with Airbus S.A.S. (Airbus) and Penerbangan Malaysia

Berhad (PMB), and letter agreement with PMB for the

acquisition of 6 undelivered Airbus A380 (Proposed

A380 Acquisition); and (ii) supplemental lease

agreements with PMB for the revision of the existing

operating lease rentals for 2 B777 and 2 B747

(collectively referred as the Boeing Aircraft)

payable to PMB and conditional sale and purchase

agreements with PMB for the sale of the Boeing

Aircraft to MAS (collectively referred to as

PROPOSAL #2: Authorize the Board, subject to the                ISSUER            YES             FOR                  FOR

approvals of the relevant regulatory authorities

and/or relevant parties being obtained for the

Proposed Rights Issue, to allot (whether

provisionally or otherwise) and issue by way of a

renounceable rights issue of up to 1,905,962,767 new

MAS Shares pursuant to the Proposed Rights Issue

(Rights Shares) at an issue price of MYR 1.60 for

each Rights Share to the ordinary shareholders of the

 Company, whose names appear in the Record of

Depositors of the Company as at 5.00 p.m. on an

entitlement date to be determined and announced later

 by the Board, or their renouncees on the basis of 1

Rights Share for every 1 existing MAS Share held; and

 the Rights Shares shall, upon allotment and issue,

rank equally in all respects with the existing...CONTD

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MALAYSIAN BULK CARRIERS BHD

  TICKER:                  N/A                 CUSIP:   Y5650J103

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 for the FYE 31 DEC 2009 and the reports of the

Directors and the Auditors thereon

PROPOSAL #2: Approve the payment of a final single            ISSUER            YES             FOR                  FOR

tier dividend of 15 sen per share for the FYE 31 DEC

2009 as recommended by the Directors

PROPOSAL #3: Re-elect Mohammad Bin Abdullah as a                ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Article 95 of the

Company's Articles of Association

PROPOSAL #4: Re-elect Tay Beng Chai as a Director,            ISSUER            YES             FOR                  FOR

who retires pursuant to Article 95 of the Company's

Articles of Association

PROPOSAL #5: Re-elect Mohd Zafer Bin Mohd Hashim as a        ISSUER            YES             FOR                  FOR

 Director, who retires pursuant to Article 100 of the

 Company's Articles of Association

PROPOSAL #6: Re-appoint Dato' Lim Chee Wah as a                 ISSUER            YES             FOR                  FOR

Director of the Company to hold office until the

conclusion of the next AGM of the Company,pursuant to

 Section 129(6) of the Companies Act, 1965

PROPOSAL #7: Appoint the Auditors of the Company and         ISSUER            YES             FOR                  FOR

authorize the Directors to fix their

PROPOSAL #8: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

of MYR 547,000 for the FYE 31 DEC 2009

PROPOSAL #9: Authorize the Directors, pursuant to              ISSUER            YES             FOR                  FOR

Section 132D of the Companies Act, 1965, to allot and

 issue shares in the Company from time to time until

the conclusion of the next AGM and upon such terms

and conditions and for such purposes as the Directors

 may in their absolute discretion deem fit provided

that the aggregate number of shares to be issued

pursuant to this resolution does not exceed ten

percent  10%  of the issued and paid-up share capital

 of the Company for the time being, subject always to

 the approve all relevant regulatory authorities,

being obtained for such allotment and issue and to do

 all such acts and things  including executing any

relevant documents  as they may consider expedient or

 necessary to complete and give effect to the

PROPOSAL #10: Authorize the Company and its                        ISSUER            YES             FOR                  FOR

subsidiaries  MBC Group , pursuant to Paragraph 10.09

 of the Main Market Listing Requirements of Bursa

Malaysia Securities Berhad, to enter into the

recurrent related party transactions as set out in

the Circular to Shareholders dated 24 MAR 2010, which

 are necessary for MBC Group's day-to-day operations

in the ordinary course of business on terms not more

favorable to the related parties than those generally

 available to the public and are not detrimental to

the minority shareholders;  Authority expires the

earlier of the conclusion of the next AGM of the

Company or the expiration of the period within which

the next AGM is required to be held pursuant to

Section 143(1) of the Companies Act, 1965  Act   but

shall not extend to such extension as may be allowed

pursuant to Section 143(2) of the Act ; and the

PROPOSAL #11: Authorize the Company and its                        ISSUER            YES             FOR                  FOR

subsidiaries  MBC Group , pursuant to Paragraph 10.09

 of the Main Market Listing Requirements of Bursa

Malaysia Securities Berhad, to enter into an

additional recurrent related party transaction as

specified in the Circular to Shareholders dated 24

MAR 2010, which is necessary for MBC Group's day to

day operations in the ordinary course of business on

terms not more favorable to the related parties than

those generally available to the public and are not

detrimental to the.CONTD

PROPOSAL #12: Authorize the Company, pursuant to                ISSUER            YES             FOR                  FOR

Paragraph 12.03 of the Main Market Listing

Requirements of Bursa Malaysia Securities Berhad

(Bursa Malaysia) and subject to Section 67A of the

Companies Act, 1965 (Act), the Company's Memorandum

and Articles of Association and other applicable

laws, rules and regulations and the approvals of all

relevant regulatory authorities, to purchase and/or

hold such number of ordinary shares of MYR 0.25 each

in the Company as may be determined by the Directors

from time.CONTD

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  ISSUER:                  MALAYSIAN RESOURCES CORP BHD MRCB

  TICKER:                  N/A                 CUSIP:   Y57177100

  MEETING DATE:      12/21/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Directors of the        ISSUER            YES             FOR                  FOR

 Company [Board], subject to the relevant authorities

 and/or parties being obtained [where required], to

provisionally allot by way of a renounceable rights

issue of up to a maximum of 482,787,659 Rights Shares

 at an issue price of MYR 1.12 for each Rights Share

to the shareholders of the Company, whose names

appear in the Record of Depositors of the Company at

5.00 p.m. on an entitlement date to be determined and

 announced by the Board, or their renouncee[s], on

the basis of one [1] Rights Share for every two [2]

existing MRCB Shares held; authorize the Board to

deal with any fractional entitlement that may arise

from the Proposed Rights Issue in such manner as it

shall in its absolute discretion deems fit and in the

 best interest of the Company; approve, the Rights

Shares shall, upon issuance and allotment, rank pari

passu in all respects with the then existing MRCB

Shares save and except that the Rights Shares shall

not be entitled to any dividends, rights, allotments

and/or any other distributions, the entitlement date

of which is before the date of issue and allotment of

 the Rights Shares; any Rights Shares which are not

taken up or not validly taken up shall be made

available for excess applications in such manner as

the Board shall determine in a fair and equitable

manner; authorize the Board, the proceeds of the

Proposed Rights Issue to be utilised for the purposes

 as set out in the circular to the shareholders of

the Company dated 4 DEC 2009 and to vary the manner

and/or purpose of utilisation of such proceeds in

such manner as the Board may deem fit, necessary

and/or expedient, subject to the approval of the

relevant authorities, if required; in order to

implement, complete and give full effect to the

Proposed Rights Issue, to do or to procure to be done

 all acts, deeds and things and to execute, sign and

deliver on behalf of the Company, all such documents

as it may deem necessary, expedient and/or

appropriate to implement, give full effect to and

complete the Proposed Rights Issue, with full powers

to assent to any condition, modification, variation

and/or amendment thereto as the Board may deem fit in

 connection with the Proposed Rights Issue; approve,

no offer documents pertaining to the Proposed Rights

Issue shall be issued or sent to the shareholders of

the Company having registered addresses outside

Malaysia or who have not provided an address in

Malaysia at which such documents may be delivered to

prior to the entitlement date for the Proposed Rights

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MALAYSIAN RESOURCES CORP BHD MRCB

  TICKER:                  N/A                 CUSIP:   Y57177100

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the statutory financial                       ISSUER            YES             FOR                  FOR

statements of the Company for the FYE 31 DEC 2009 and

 the reports of the Directors and Auditors thereon

PROPOSAL #2: Approve a final dividend of 1 sen per            ISSUER            YES             FOR                  FOR

ordinary share less 25% income tax for the FYE 31 DEC

 2009

PROPOSAL #3: Re-elect Mohamed Razeek Md Hussain                 ISSUER            YES             FOR                  FOR

Maricar as a Director, who retires pursuant to

Article 106 of the Company's Articles of Association

PROPOSAL #4: Re-elect Che King Tow as a Director, who        ISSUER            YES             FOR                  FOR

 retires pursuant to Article 106 of the Company's

Articles of Association

PROPOSAL #5: Re-elect Dato' Ahmad Ibnihajar as a                ISSUER            YES             FOR                  FOR

Director who retires pursuant to Article 101 and 102

of the Company's Articles of Association

PROPOSAL #6: Re-elect Mohamad Lotfy Mohamad Noh as a         ISSUER            YES             FOR                  FOR

Director who retires pursuant to Article 101 and 102

of the Company's Articles of Association

PROPOSAL #7: Approve the Directors' fees of  MYR                ISSUER            YES             FOR                  FOR

386,713 for the FYE 31 DEC 2009

PROPOSAL #8: Re-appoint Messrs.                                             ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditors of the Company

 and authorize the Directors to fix their remuneration

PROPOSAL #9: Authorize the Board of Directors of the         ISSUER            YES         AGAINST           AGAINST

Company, at any time and from time to time to offer

and to grant to Mohamed Razeek Md Hussain Maricar,

the Chief Executive Officer of the Company, new

options to subscribe for up to a maximum of 2,000,000

 new ordinary shares of the Company under the ESOS

subject always to such terms and conditions and/or

any adjustment which may be made in accordance with

the provisions of the Bye-Laws of the ESOS

PROPOSAL #10: Authorize the Board of Directors of the        ISSUER            YES         AGAINST           AGAINST

 Company, at any time and from time to time to offer

and to grant to Datuk Ahmad Zaki Zahid, the Executive

 Director of the Company, new options to subscribe

for up to a maximum of 1,500,000 new ordinary shares

of the Company under the ESOS subject always to such

terms and conditions and/or any adjustment which may

be made in accordance with the provisions of the Bye-

Laws of the ESOS

PROPOSAL #0: Transact any other ordinary business               ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MANDOM CORPORATION

  TICKER:                  N/A                 CUSIP:   J39659107

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Establish Articles            ISSUER            YES             FOR                  FOR

Related to Supplementary Auditors

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MANILA WATER COMPANY INC

  TICKER:                  N/A                 CUSIP:   Y56999108

  MEETING DATE:      4/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of Fernando Sobel de Ayala,              ISSUER            YES         AGAINST           AGAINST

Jaime Augusto Zobel de Ayala, Jose Rene D. Almendras,

 Antonino T. Aquino, Delfin L. Lazaro, Gerardo C.

Ablaza, Jr. Takeaki Yamashita, Charles Thomas

Cornish, John Eric T. Francia, as the Directors and

Jose L. Cuisia, Jr., Oscar S. Reyes as the

Independent Directors

PROPOSAL #2: Approve the minutes of previous meetings        ISSUER            YES             FOR                  FOR

 of Stockholders on 30 MAR 2009

PROPOSAL #3: Approve the annual report and the                   ISSUER            YES             FOR                  FOR

audited financial statements as of 31 DEC 2009

PROPOSAL #4: Ratify all acts and resolutions of the          ISSUER            YES             FOR                  FOR

Board of Directors, Executive Committee, Management

Committees and the Officers

PROPOSAL #5: Election of Sycip Gorres Velayo & Co. as        ISSUER            YES             FOR                  FOR

 the Independent Auditors

PROPOSAL #6: Other matters                                                       ISSUER            YES         AGAINST           AGAINST

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  ISSUER:                  MANITOBA TELECOM SVCS INC

  TICKER:                  N/A                 CUSIP:   563486109

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Pierre J. Blouin as the            ISSUER            YES             FOR                  FOR

Director, who will serve until the next

PROPOSAL #1.2: Election of Jocelyne M. Cote-O'Hara as        ISSUER            YES             FOR                  FOR

 the Director, who will serve until the

PROPOSAL #1.3: Election of N. Ashleigh Everett as the        ISSUER            YES             FOR                  FOR

 Director, who will serve until the

PROPOSAL #1.4: Election of Hon. Gary A. Filmon as the        ISSUER            YES             FOR                  FOR

 Director, who will serve until the

PROPOSAL #1.5: Election of Gregory J. Hanson as the          ISSUER            YES             FOR                  FOR

Director, who will serve until the next

PROPOSAL #1.6: Election of Kishore Kapoor as the                ISSUER            YES             FOR                  FOR

Director, who will serve until the next AGM

PROPOSAL #1.7: Election of David G. Leith as the                ISSUER            YES             FOR                  FOR

Director, who will serve until the next AGM

PROPOSAL #1.8: Election of Donald H. Penny as the              ISSUER            YES             FOR                  FOR

Director, who will serve until the next

PROPOSAL #1.9: Election of D. Samuel Schellengerg as         ISSUER            YES             FOR                  FOR

the Director, who will serve until the

PROPOSAL #1.10: Election of Carol M. Stephenson as            ISSUER            YES             FOR                  FOR

the Director, who will serve until the

PROPOSAL #2: Appointment of Deloitte & Touche LLP,            ISSUER            YES             FOR                  FOR

Chartered accountants, as the Auditors

PROPOSAL #3: Amend the By-laws Numbers 1,2 and 3, as         ISSUER            YES             FOR                  FOR

specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MANITOU BF SA, ANCENIS

  TICKER:                  N/A                 CUSIP:   F59766109

  MEETING DATE:      12/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #E.1: Approve to change the mode of                       ISSUER            YES             FOR                  FOR

administration and Management of the Company by

adopting an organization with a Board of Directors

PROPOSAL #E.2: Adopt the new updated Statutes of the         ISSUER            YES             FOR                  FOR

Company

PROPOSAL #E.3: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

reduce the share capital by cancellation of treasury

shares

PROPOSAL #E.4: Authorize the Board of Directors to            ISSUER            YES         AGAINST           AGAINST

grant options to subscribe for or purchase shares

PROPOSAL #E.5: Authorize the Board of Directors to            ISSUER            YES         AGAINST           AGAINST

proceed to free allocations of existing shares or to

be issue for the Members of salaried staff and

officers of the Group or some of them

PROPOSAL #O.6: Appoint Mr. Marcel Braud as a Board            ISSUER            YES         AGAINST           AGAINST

Member

PROPOSAL #O.7: Appoint Mr. Sebastien Braud as a Board        ISSUER            YES         AGAINST           AGAINST

 Member

PROPOSAL #O.8: Appoint Mrs. Jacqueline Himsworth as a        ISSUER            YES         AGAINST           AGAINST

 Board Member

PROPOSAL #O.9: Appoint Mr. Gordon Himsworth as a                ISSUER            YES         AGAINST           AGAINST

Board Member

PROPOSAL #O.10: Appoint Mr. Christopher Himsworth as         ISSUER            YES         AGAINST           AGAINST

a Board Member

PROPOSAL #O.11: Appoint Mr. Joel Goulet as a Board            ISSUER            YES         AGAINST           AGAINST

Member

PROPOSAL #O.12: Appoint Mr. Dominique Bamas as a                ISSUER            YES             FOR                  FOR

Board Member

PROPOSAL #O.13: Appoint Mr. Serge Ghysdael as a Board        ISSUER            YES         AGAINST           AGAINST

 Member

PROPOSAL #O.14: Appoint Mr. Pierre-Henri Ricaud as a         ISSUER            YES             FOR                  FOR

Board Member

PROPOSAL #O.15: Approve to set the amount for                     ISSUER            YES         AGAINST           AGAINST

attendance allowances to be allocated to the Board of

 Directors

PROPOSAL #O.16: Ratify the agreements and commitments        ISSUER            YES         AGAINST           AGAINST

 under the provisions of Articles L.225-86 and the

following of the Commercial Code and did not receive

prior approval of the Supervisory Board

PROPOSAL #O.17: Grant powers for formalities                       ISSUER            YES             FOR                  FOR

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  ISSUER:                  MANITOU BF SA, ANCENIS

  TICKER:                  N/A                 CUSIP:   F59766109

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements for          ISSUER            YES             FOR                  FOR

the FY 2009

PROPOSAL #O.2: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the FY 2009

PROPOSAL #O.3: Approve the agreements including the          ISSUER            YES         AGAINST           AGAINST

undertakings benefiting Mr. Jean-Christophe Giroux

pursuant to the provisions in Article L.225-42-1 of

the Commercial Code

PROPOSAL #O.4: Approve the agreements and                            ISSUER            YES         AGAINST           AGAINST

undertakings pursuant to Articles l.225-38 et seq. of

 the Commercial Code

PROPOSAL #O.5: Approve the allocation of income for          ISSUER            YES             FOR                  FOR

the FY

PROPOSAL #O.6: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

proceed with transactions on the Company's own shares

PROPOSAL #E.7: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

decide on increasing the share capital by issuing,

with preferential subscription rights, shares and/or

securities giving access to the capital of the

Company and/or by issuing securities giving right to

the allocation of debts securities

PROPOSAL #E.8: Authorize the Board of Directors to            ISSUER            YES         AGAINST           AGAINST

decide on increasing the share capital by issuing,

without preferential subscription rights, shares

and/or securities giving access to the capital of the

 Company and/or by issuing securities giving right to

 the allocation of debts securities

PROPOSAL #E.9: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

decide on increasing the share capital by

incorporation of premiums, reserves, profits or other

 funding

PROPOSAL #E.10: Approve the possibility to issue                ISSUER            YES             FOR                  FOR

shares or securities giving access to the capital

without preferential subscription rights, in

consideration for contributions in kind involving

equity securities or securities giving access to the

capital

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

grant options to subscribe for or purchase shares

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

decide on increasing the share capital by issuing

shares or securities giving access to the capital,

reserved for members of savings plans, with

cancellation of preferential subscription rights in

favor of the latter

PROPOSAL #E.13: Grant powers for the formalities                ISSUER            YES             FOR                  FOR

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  ISSUER:                  MANTRA RESOURCES LTD

  TICKER:                  N/A                 CUSIP:   Q5762G103

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve, for the purposes of Listing              ISSUER            YES             FOR                  FOR

Rule 7.2, exception 9, as an exception to Listing

Rule 7.1, and for the purposes of Section 613 of the

TSX Company Manual, and for all other purposes, the

performance rights plan for employees of the Company

known as the Mantra Employee Performance Rights Plan

and the grant of performance rights and the issue of

shares under such Employee plan as specified

PROPOSAL #2: Approve, for the purposes of Listing              ISSUER            YES             FOR                  FOR

Rule 7.2, exception 9, as an exception to Listing

Rule 7.1, and for the purposed of Section 613 of the

TSX Company manual, and for all other purposes,

performance Share Rights Plan for contractors of the

Company known as the Mantra Contractor Performance

Rights Plan and the grant of performance rights and

the issue of shares under such contractor plan as

PROPOSAL #3: Authorize the Directors, conditional              ISSUER            YES             FOR                  FOR

upon resolution 2 being approved, for the purposes of

 Section 613 of the TSX Company manual, and for all

other purposes, to grant up to 300,000 performance

rights under the contractor plan, each exercisable at

 AUD 5.50 to a consultant of the Company on the terms

 and conditions

PROPOSAL #4: Authorize the Directors, conditional              ISSUER            YES             FOR                  FOR

upon resolution 1, pursuant to and in accordance with

 Listing Rule 10.14 and Chapter 2E of the

Corporations Act, and for all other purposes, to

grant up to 250,000 performance rights under the

Employee Plan, for no consideration, to Mr. Robert

Behets on the terms and conditions as specified

PROPOSAL #5: Approve, pursuant to and in accordance          ISSUER            YES             FOR                  FOR

with Listing Rule 10.11 and Chapter 2E of the

Corporations Act, and for all other purposes, the

grant of the following: 500,000 incentive options

exercisable at AUD 4.50 each on or before 31 DEC

2012, vesting after 6 months service; 500,000

incentive options exercisable at AUD 5.00 each on or

before 30 JUN 2013, vesting after 12 months service;

and 500,000 incentive options exercisable at AUD 5.50

 each on or before 31 DEC 2013, vesting after 18

months service; to Mr. Peter Breese and on the terms

and conditions as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MANZ AUTOMATION AG, REUTLINGEN

  TICKER:                  N/A                 CUSIP:   D5110E101

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the  2009 financial

year with the report of the supervisory Board, the

group financial statements and group annual report as

 well as the report by the Board of Managing

Directors pursuant to Sections 289[4] and 315[4] of

the German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 4,384,630.22 as follows:

the distributable profit shall be carried forward

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

financial year: Alltax GmbH, Reutlingen

PROPOSAL #6.: Election of Peter Leibinger to the                ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #7.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association in connection with the Shareholder Rights

 Directive Implementation Law [ARUG] a) Section 13[2]

 shall be amended in respect of the shareholders,

meeting being announced at least 30 days in advance,

extended by the length of the  registration period,

b) Section 13[4] shall be amended in respect of the

Chairman having the power to allow the audiovisual

transmission of t  he shareholders meeting, c)

Section 14[2] shall be amended in respect of

shareholders registering with the Company and

providing evidence of their shareholding at least 6

days prior to the shareholders meeting, d) Section

14[3], sentence 2, shall be revoked

PROPOSAL #8.: Authorization to acquire own shares the        ISSUER            YES             FOR                  FOR

 Board of Managing Directors shall be authorized to

acquire shares of the Company of up to 10% of the

share capital, at prices not deviating more than 10%

from the market price of the shares, on or before 21

JUN 2015; the Board of Managing Directors shall be

authorized to dispose of the shares in a manner other

 than the stock exchange or a rights offering if they

 are sold at a price not materially below their

market price, to use the shares for acquisition

purposes or for satisfying option and conversion

rights, and to retire the shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAPLE LEAF FOODS INC, TORONTO ON

  TICKER:                  N/A                 CUSIP:   564905107

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of W. Geoffrey Beatlle as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Election of John L. Bragg as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Election of Purdy Crawford as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of Jeffrey Grandz as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of James F. Hankinson as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of Chaviva M. Hosek as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of Wayne A. Kozun as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.8: Election of Claude R. Lamoureux as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.9: Election of G.Wallace F. McCain as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.10: Election of J. Scott McCain as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.11: Election of Michael H. McCain as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.12: Election of Diane E. McGarry as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.13: Election of Gordon Ritchie as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.14: Election of William T. Royan as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Appointment of KPMG LLP, as the                       ISSUER            YES             FOR                  FOR

Auditor's of the Corporation and authorize the

Directors to fix their remuneration

PROPOSAL #0: To transact such further and other                 ISSUER             NO              N/A                  N/A

business as may properly come before the meeting or

any adjournment thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAPLETREE LOGISTICS TRUST

  TICKER:                  N/A                 CUSIP:   Y5759Q107

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #E.1: Approve the supplement the trust deed         ISSUER            YES             FOR                  FOR

for the purpose of allowing the Manager to receive

development Management fees for development projects

undertaken and managed by the Manager on behalf of

Mapletree Log [the Development Management Fee

Supplement] in the manner as specified; and authorize

 the Manager, any Director and the Trustee to

complete and do all such acts and things [including

executing all such documents as may be required] as

the Manager, such Director or, as the case may be,

the Trustee may consider expedient or necessary or in

 the interests of MapletreeLog to give effect to the

Development Management Fee Supplement

PROPOSAL #E.2: Approve the supplement the trust deed         ISSUER            YES             FOR                  FOR

for the purpose of allowing the Manager to obtain

Unit holder's approval for the issue of units, where

such approval is required under the trust deed, by

way of an ordinary resolution1 instead of an

Resolution E.2 [the Equity Fund Raising Supplement]

in the manner as specified; and authorize the

Manager, any Director and the Trustee to complete and

 do all such acts and things [including executing all

 such documents as may be required] as the Manager,

such Director or, as the case may be, the trustee may

 consider expedient or necessary or in the interests

of MapletreeLog to give effect to the Equity Fund

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAPLETREE LOGISTICS TRUST

  TICKER:                  N/A                 CUSIP:   Y5759Q107

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the report of HSBC              ISSUER            YES             FOR                  FOR

Institutional Trust Services [Singapore] Limited, as

trustee of MapletreeLog [the Trustee], the statement

by Mapletree Logistics Trust Management Ltd., as

Manager of MapletreeLog [the Manager], and the

audited financial statements of MapletreeLog for the

FYE 31 DEC 2009 and the Auditor's report thereon

PROPOSAL #2: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 the Auditor of MapletreeLog to hold office until the

 conclusion of the next AGM of MapletreeLog and

authorise the manager to fix their remuneration

PROPOSAL #3: Authorize the Manager to [a] i) issue            ISSUER            YES             FOR                  FOR

units in MapletreeLog [Units] whether by way of

rights, bonus or otherwise; and/or ii) make or grant

offers, agreements or options [collectively,

Instruments] that might or would require units to be

issued, including but not limited to the creation and

 issue of [as well as adjustments to] securities,

warrants, debentures or other instruments convertible

 into units; at any time and upon such terms and

conditions and for such purposes and to such persons

as the manager may in its absolute discretion deem

fit; and [b] to issue units in pursuance of any

instruments made or granted by the Manager while this

 resolution is in force [notwithstanding that the

authority conferred by this resolution may have

ceased to be in force at the time such units are

issued] provided that: [1] the aggregate number of

units to be issued pursuant to this resolution

[including units to be issued in pursuance of

instruments made or granted pursuant to this

resolution]: [a] [until 31 DEC 2010 or such later

date as may be determined by Singapore Exchange

Securities Trading Limited [the SGX-ST]] by way of

renounceable rights issues on a pro rata basis [such

renounceable rights issues as authorised by this sub-

paragraph 1[a], renounceable rights issues] to

holders of units [unitholders] shall not exceed 100%

of the total number of issued units [excluding

treasury units, if any] [as calculated in accordance

with sub-paragraph [3] below]; and by way of unit

issues other than renounceable rights issues [other

unit issues] shall not exceed fifty per cent [50%] of

 the total number of issued units [excluding treasury

 units, if any] [as calculated in accordance with

sub-paragraph [3] below], of which the aggregate

number of units to be issued other than on a pro rata

 basis to unitholders does not exceed twenty per cent

 [20%] of the total number of issued units [excluding

 treasury units, if any] [as calculated in accordance

 with sub-paragraph [3] below]; the units to be

issued under the renounceable Rights Issues and Other

 Unit Issues shall not, in aggregate, exceed [100%]

of the total number of issued units [excluding

treasury units, if any] [as calculated in accordance

with sub-paragraph [3] below]; subject to such manner

 of calculation as may be prescribed by the SGX-ST

for the purpose of determining the aggregate number

of units that may be issued under sub-paragraphs [1]

and [2] above, the total number of issued units

[excluding treasury units, if any] shall be based on

the number of issued units [excluding treasury units,

 if any] at the time this resolution is passed, after

 adjusting for: a) any new units arising from the

conversion or exercise of any instruments which are

outstanding at the time this resolution is passed;

and b) any subsequent bonus issue, consolidation or

subdivision of units; in exercising the authority

conferred by this resolution, the manager shall

comply with the provisions of the listing manual of

PROPOSAL #4: To transact any other business                         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MARCOPOLO SA

  TICKER:                  N/A                 CUSIP:   P64331112

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: To consider and vote the Board of                   ISSUER             NO              N/A                  N/A

Directors annual report and the financial statements

relating to FYE 31 DEC 2009

PROPOSAL #B: To consider vote the proposal the                   ISSUER             NO              N/A                  N/A

allocation of the net profit from the FY, and to

ratify the interest on shareholder equity and

dividends already distributed

PROPOSAL #C: Election of the members of the Board of         ISSUER            YES             FOR                  FOR

Directors, for a period of two years

PROPOSAL #D: Election of the members of the finance          ISSUER            YES             FOR                  FOR

Committee and set their remuneration

PROPOSAL #E: To set the global remuneration for the          ISSUER             NO              N/A                  N/A

members of the Board of Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MARFRIG ALIMENTOS SA, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P64389102

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: Acknowledge the Directors' accounts and         ISSUER            YES             FOR                  FOR

the Company's consolidated financial statements for

the FYE 31 DEC 2009

PROPOSAL #B: Approve the destination of the YE                   ISSUER            YES             FOR                  FOR

results of 2009 and the distribution of dividends

PROPOSAL #C: Election of the Members of the Finance          ISSUER            YES         AGAINST           AGAINST

Committee

PROPOSAL #D: Approve to set the global remuneration          ISSUER            YES             FOR                  FOR

of the Directors and the Finance Committee for the FY

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MARFRIG ALIMENTOS SA, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P6459Z108

  MEETING DATE:      10/8/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Ratify the current share capital of the        ISSUER            YES             FOR                  FOR

 Company as approved in the meeting of the Board of

Directors held on 21 SEP 2009 and consequently amend

the text of the main part of Article 5 of the

Company's Corporate Bylaws, as a result of the

updates to the amount of the share capital

PROPOSAL #II.: Approve to increase the limit of                 ISSUER            YES             FOR                  FOR

authorized share capital of the Company and amend the

 text of the main part of Article 6 of the Company's

Corporate Bylaws

PROPOSAL #III.: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

carry out the primary public offering of the common

shares of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MARFRIG ALIMENTOS SA, SAO PAULO

  TICKER:                  N/A                 CUSIP:   P6459Z108

  MEETING DATE:      11/9/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Elect the new Member of the Board of            ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MARINE HARVEST ASA

  TICKER:                  N/A                 CUSIP:   R2326D105

  MEETING DATE:      11/6/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect the Chairman to preside over the         ISSUER            YES             FOR                  FOR

meeting and approve an individual to sign the minutes

 of the meeting together with the elected Chairman

PROPOSAL #2.: Approve the notice and the proposed              ISSUER            YES             FOR                  FOR

agenda

PROPOSAL #3.: Grant authority to raise convertible            ISSUER            YES         AGAINST           AGAINST

loans

PROPOSAL #4.: Amend the Articles of Association                 ISSUER            YES             FOR                  FOR

regarding the distribution of documentation in

connection with general meetings on the Companys

website

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MARINE HARVEST ASA

  TICKER:                  N/A                 CUSIP:   R2326D105

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of a Chairperson to  preside            ISSUER            YES             FOR                  FOR

over the meeting and an  individual to sign the

minutes of  the meeting together with the  elected

chairperson

PROPOSAL #2: Approve the notice and  agenda                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve to brief on the business                      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the annual accounts  and the              ISSUER            YES             FOR                  FOR

Board's annual report for  2009 for Marine Harvest as

 a and the  Marine Harvest Group

PROPOSAL #5: Approve the allocation of the result for        ISSUER            YES             FOR                  FOR

 the  FY 2009

PROPOSAL #6: Authorize  the Board to  purchase the            ISSUER            YES             FOR                  FOR

Company's shares

PROPOSAL #7: Authorize the Board to  resolve to                 ISSUER            YES             FOR                  FOR

increase the share  capital

PROPOSAL #8: Approve the determination of fees                    ISSUER            YES         AGAINST           AGAINST

PROPOSAL #9: Election of Directors: Leif Frode                   ISSUER            YES         AGAINST           AGAINST

Onarheim, re-elected for 1 year, Thorleif Enger, re-

elected for 1 year, Solveig Strand, re-elected for 2

years, Cecilie Fredriksen, re-elected for 2 years,

Celina Midelfart, re-elected for 2 years,

furthermore, the Election Committee nominates Ms.

Hege Sjo as a new director for a period of two years

PROPOSAL #10: Election of member to the  election              ISSUER            YES             FOR                  FOR

Committee and  determination of remuneration to  its

members

PROPOSAL #11: Approve the statement on the                          ISSUER            YES             FOR                  FOR

determination  of salary and other remuneration for

Senior Executives

PROPOSAL #12: Approve the reduction of the Company's         ISSUER            YES             FOR                  FOR

 share premium account

PROPOSAL #13: PLEASE NOTE THAT THIS IS A SHAREHOLDER         ISSUER            YES         AGAINST               FOR

PROPOSAL: approve funding for a commercial-scale

closed containment  project for farmed salmon in

British Columbia

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MARR S.P.A.

  TICKER:                  N/A                 CUSIP:   T6456M106

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement at 31            ISSUER             NO              N/A                  N/A

DEC 2009 and report any adjournment thereof

PROPOSAL #2: Authorize to share buyback and sale  OGM        ISSUER             NO              N/A                  N/A

 on 17 APR 2009

PROPOSAL #3: Approve the integration of Reconta Ernst        ISSUER             NO              N/A                  N/A

 + Young S.P.A. emolument; resolutions related thereto

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MARS ENGINEERING CORPORATION

  TICKER:                  N/A                 CUSIP:   J39735105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MARSHALLS PLC, BIRKBY

  TICKER:                  N/A                 CUSIP:   G58718100

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Directors and        ISSUER            YES         AGAINST           AGAINST

 the accounts for the YE 31 DEC 2009 together with

the Auditors' report

PROPOSAL #2.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES         AGAINST           AGAINST

Auditors to the Company

PROPOSAL #3.: Authorize the Directors to determine            ISSUER            YES         AGAINST           AGAINST

the remuneration of the Auditors of the Company

PROPOSAL #4.: Declare a final dividend for the YE 31         ISSUER            YES             FOR                  FOR

DEC 2009 of 3.50 pence per ordinary share in the

Company

PROPOSAL #5.: Re-elect Andrew Allner as a Director             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6.: Re-elect Graham Holden as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report of the YE 31 DEC 2009

PROPOSAL #S.8: Approve, that a general meeting other         ISSUER            YES             FOR                  FOR

than an AGM may be called on no less than 14 clear

days' notice

PROPOSAL #S.9: Approve to renew the Directors'                   ISSUER            YES             FOR                  FOR

general authority to allot relevant securities

PROPOSAL #S.10: Approve to renew the power of the              ISSUER            YES             FOR                  FOR

Directors to allot equity securities for cash without

 first offering them to shareholders pro-rata to

their holdings

PROPOSAL #S.11: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases of its ordinary shares

PROPOSAL #S.12: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MARSTONS PLC

  TICKER:                  N/A                 CUSIP:   G5852L104

  MEETING DATE:      1/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Company's                     ISSUER            YES         AGAINST           AGAINST

accounts and the reports of the Directors and

Independent Auditors

PROPOSAL #2.: Declare the final dividend                              ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-elect David Thompson                                    ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Re-elect Ralph Findlay                                     ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Re-elect Alistair Darby                                    ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6.: Re-elect Miles Emley                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7.: Elect Andrew Andrea                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #8.: Re-appoint the PricewaterhouseCoopers          ISSUER            YES         AGAINST           AGAINST

LLP as the Independent Auditors

PROPOSAL #9.: Authorize the Directors to agree the            ISSUER            YES         AGAINST           AGAINST

Independent Auditors Remuneration

PROPOSAL #10.: Approve the Directors Remuneration              ISSUER            YES             FOR                  FOR

report

PROPOSAL #11.: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

unissued shares

PROPOSAL #S.12: Authorize the Directors to issue                ISSUER            YES             FOR                  FOR

ordinary shares without offering them first to

existing shareholders

PROPOSAL #S.13: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #S.14: Grant authority for general meetings         ISSUER            YES             FOR                  FOR

to be called with 14 clear days notice

PROPOSAL #S.15: Adopt the New Articles of Association        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MARSTON'S PLC, WOLVERHAMPTON

  TICKER:                  N/A                 CUSIP:   G5852L104

  MEETING DATE:      7/6/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the authorized                ISSUER            YES         AGAINST           AGAINST

share capital of the Company

PROPOSAL #2.: Authorize the Directors to allot                   ISSUER            YES             FOR                  FOR

relevant securities

PROPOSAL #S.3: Approve to disapply pre-emption rights        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MARTINREA INTERNATIONAL INC

  TICKER:                  N/A                 CUSIP:   573459104

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive the consolidated financial            ISSUER             NO              N/A                  N/A

statements of the Company for the YE DEC 31, 2009,

together with the report of the Auditors thereon

PROPOSAL #1.1: Election of Fred Jaekel as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.2: Election of Rob Wildeboer as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.3: Election of Natale Rea as a Director           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.4: Election of Zoran Arandjelovic as a            ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #1.5: Election of Fred Olson as a Director           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.6: Election of Suleiman Rashid as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #2: Re-appoint KPMG LLP as the Auditors of          ISSUER            YES             FOR                  FOR

the Corporation and authorize the Directors to fix

their remuneration

PROPOSAL #s.3: Approve all the unallocated options            ISSUER            YES         AGAINST           AGAINST

under the Company's Stock Option Plan as specified

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MARUDAI FOOD CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J39831128

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MARUHA NICHIRO HOLDINGS,INC.

  TICKER:                  N/A                 CUSIP:   J4001N100

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Change Company's                ISSUER            YES             FOR                  FOR

Location to KOTO-KU

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MARUSAN SECURITIES CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J40476103

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Capital Reserves Reduction                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor as                 ISSUER            YES             FOR                  FOR

External Corporate Auditor

PROPOSAL #5: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

PROPOSAL #6: Authorize Use of Stock Option Plan for          ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MASISA SA

  TICKER:                  N/A                 CUSIP:   P6460H105

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to review the current status of         ISSUER            YES             FOR                  FOR

Masisa, the report of the External Auditors, and the

general balance and the financial statements

corresponding to the exercise ended on 31 DEC 2009

PROPOSAL #2: Approve to fix the remuneration of the          ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #3: Approve to fix the remuneration and                ISSUER            YES             FOR                  FOR

budget for the expenses of the Directors Committee

PROPOSAL #4: Approve to designate the External                   ISSUER            YES             FOR                  FOR

Auditors and the risk classifier agents of Masisa for

 the exercise 2010

PROPOSAL #5: Receive the report of the dividends                ISSUER            YES             FOR                  FOR

policy

PROPOSAL #6: Approve the distribution of revenues               ISSUER            YES             FOR                  FOR

PROPOSAL #7: Approve to inform about the operations          ISSUER            YES             FOR                  FOR

with related parties

PROPOSAL #8: Approve the designation of a newspaper          ISSUER            YES             FOR                  FOR

in which the next meetings and other legal

publications of Masisa will be published

PROPOSAL #9: Any other matter of social interest and         ISSUER             NO              N/A                  N/A

of the competence of the ordinary shareholders

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MASTER LINK SECURITIES CORP

  TICKER:                  N/A                 CUSIP:   Y5898J105

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of convertible bonds                    ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 Profit Distribution          ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.66 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B41.1: Election of Shin Kong Financial                ISSUER            YES             FOR                  FOR

Holding Company Limited, ID No.: 80328219

representative, Chen, Chun-Hong as a Director

PROPOSAL #B41.2: Election of Shin Kong Financial                ISSUER            YES             FOR                  FOR

Holding Company Limited, ID No.: 80328219,

representative, Cheng, Shih-Yi as a Director

PROPOSAL #B41.3: Election of Shin Kong Financial                ISSUER            YES             FOR                  FOR

Holding Company Limited, ID NO.: 80328219,

representative, Li, Hou-Li as a Director

PROPOSAL #B41.4: Election of Hung Fu Investment                 ISSUER            YES             FOR                  FOR

Company Limited, ID No.: 86923192, as a Director

PROPOSAL #B41.5: Election of Collins Investment                 ISSUER            YES             FOR                  FOR

Company Limited, ID No.: 22045826, as a Director

PROPOSAL #B41.6: Election of Foundation International        ISSUER            YES             FOR                  FOR

 Company Limited, ID No.: 11500880, as a Director

PROPOSAL #B41.7: Election of Chia Her Industrial                ISSUER            YES             FOR                  FOR

Company Limited, ID No.: 72055019, as a Director

PROPOSAL #B42.1: Election of Teng, Wen-Chien, ID No.:        ISSUER            YES             FOR                  FOR

 E100566688, as a Independent Director

PROPOSAL #B42.2: Election of Chiu, Chin-Yi, ID No.:          ISSUER            YES             FOR                  FOR

Y100986587, as a Independent Director

PROPOSAL #B43.1: Election of Chang Hwa Commercial              ISSUER            YES             FOR                  FOR

Bank Ltd, ID No.: 51811609, as a Supervisor

PROPOSAL #B43.2: Election of Orix Asia Limited, ID            ISSUER            YES             FOR                  FOR

No.: 12400810, as a Supervisor

PROPOSAL #B43.3: Election of Chu Yao Trade Company            ISSUER            YES             FOR                  FOR

Limited, ID No.: 22956252, as a Supervisor

PROPOSAL #B.5: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MATSUYA CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J41379116

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Appoint a Chairperson        ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Renewal of Anti-Takeover Defense        ISSUER            YES         AGAINST           AGAINST

 Measures

PROPOSAL #4: Shareholder's Proposal: Amend Articles          ISSUER            YES             FOR               AGAINST

to Eliminate the Articles Related to Takeover Defense

 Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAX CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J41508102

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MAYR-MELNHOF KARTON AG, WIEN

  TICKER:                  N/A                 CUSIP:   A42818103

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the presentation of the annual          ISSUER             NO              N/A                  N/A

financial statements including the Management report

and the Corporate Governance report, the consolidated

 financial statements including the Management report

 for the Group, the proposed allocation of profit and

 the report of the Supervisory Board for the business

 year 2009

PROPOSAL #2: Approve the allocation of the profit for        ISSUER             NO              N/A                  N/A

 the FY shown in the annual financial statements for

2009

PROPOSAL #3: Approve the action of the Members of the        ISSUER             NO              N/A                  N/A

 Management Board for the business year 2009

PROPOSAL #4: Approve the action of the Members of the        ISSUER             NO              N/A                  N/A

 Supervisory Board for the business year 2009

PROPOSAL #5: Approve the remuneration of the Members         ISSUER             NO              N/A                  N/A

of the Supervisory Board for the business year 2009

PROPOSAL #6: Appointment of the Auditors and the                ISSUER             NO              N/A                  N/A

Group Auditors for the business year 2010

PROPOSAL #7: Election to the Supervisory Board                    ISSUER             NO              N/A                  N/A

PROPOSAL #8: Approve the simplified decrease in the          ISSUER             NO              N/A                  N/A

share capital by EUR 8,000,000.00 from EUR

88,000,000.00 to EUR 80,000,000.00 in accordance with

 Section 192, Paragraph 3, no. 2 and Section 192,

Paragraph 4 of the Stock Corporation Act by way of a

cancellation of 2,000,000 own shares with a pro-rata

share in the equity capital of EUR 8,000,000.00, the

purpose of this simplified capital decrease is the

reduction of the number of own shares, the share

capital of EUR 80,000,000.00 is now divided into

20,000,000 no-par shares

PROPOSAL #9: Approve the alteration of the Articles          ISSUER             NO              N/A                  N/A

of Association, in particular the adjustments to the

changed statutory provisions - Amending Law to Stock

Corporation Law 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MCBRIDE PLC

  TICKER:                  N/A                 CUSIP:   G5922D108

  MEETING DATE:      10/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the report and                   ISSUER            YES             FOR                  FOR

accounts including the Auditors report for the YE 30

JUN 2009

PROPOSAL #2.: Approve the Directors remuneration                ISSUER            YES             FOR                  FOR

report for the YE 30 JUN 2009

PROPOSAL #3.: Declare a final dividend of 4.3 pence          ISSUER            YES             FOR                  FOR

per ordinary share

PROPOSAL #4.: Re-elect Mr. John [Iain] Grant Napier,         ISSUER            YES             FOR                  FOR

Non-Executive Chairman as a Director

PROPOSAL #5.: Re-elect Mr. Christine Anne                            ISSUER            YES             FOR                  FOR

Bogdanowicz-Bindert as a Non-Executive Director

PROPOSAL #6.: Re-elect Mr. Robert Anthony Lee as a            ISSUER            YES             FOR                  FOR

Non-Executive Director

PROPOSAL #7.: Re-elect Mr. Miles William Roberts as          ISSUER            YES         AGAINST           AGAINST

an Executive Director

PROPOSAL #8.: Re-elect Mr. Colin Deverell Smith as a         ISSUER            YES             FOR                  FOR

Non-Executive Director

PROPOSAL #9.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES             FOR                  FOR

Auditors of the Company

PROPOSAL #10.: Authorize the Directors to determine          ISSUER            YES             FOR                  FOR

the Auditors remuneration

PROPOSAL #11.: Authorize the Company to make                       ISSUER            YES             FOR                  FOR

political donations

PROPOSAL #12.: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

shares up to a maximum nominal amount of GBP 12

PROPOSAL #S.13: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

shares for cash

PROPOSAL #S.14: Grant authority to purchase of the            ISSUER            YES             FOR                  FOR

Company's own shares

PROPOSAL #S.15: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

PROPOSAL #S.16: Approve to call a general meeting of         ISSUER            YES             FOR                  FOR

the Company on not less than 14 clear days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MDS INC

  TICKER:                  N/A                 CUSIP:   55269P302

  MEETING DATE:      10/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, the sale [the Sale] by the            ISSUER            YES             FOR                  FOR

Company of the MDS Analytical Technologies business

[the AT Business] to DH Technologies Development Pte

Ltd. [the Buyer], an indirect wholly-owned subsidiary

 of Danaher Corporation, pursuant to a stock and

asset purchase agreement dated 02 SEP 2009 among the

Company, Danaher Corporation, the Buyer, MDS Life

Sciences (Singapore) Pte. Ltd., MDS (US) Inc. and

Laboratories MDS Quebec Ltee, a summary of which is

included in the Circular, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MDS INC

  TICKER:                  N/A                 CUSIP:   55269P302

  MEETING DATE:      3/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Elect W. D. Anderson as a Director for        ISSUER            YES             FOR                  FOR

 the ensuing year

PROPOSAL #1.2: Elect W. G. Dempsey as a Director for         ISSUER            YES             FOR                  FOR

the ensuing year

PROPOSAL #1.3: Elect W. A. Etherington as a Director         ISSUER            YES             FOR                  FOR

for the ensuing year

PROPOSAL #1.4: Elect R. W. Luba as a Director for the        ISSUER            YES             FOR                  FOR

 ensuing year

PROPOSAL #1.5: Elect J. S. A. MacDonald as a Director        ISSUER            YES             FOR                  FOR

 for the ensuing year

PROPOSAL #1.6: Elect M. A. Mogford as a Director for         ISSUER            YES             FOR                  FOR

the ensuing year

PROPOSAL #1.7: Elect G. P. Spivy as a Director for            ISSUER            YES             FOR                  FOR

the ensuing year

PROPOSAL #1.8: Elect S. M. West as a Director for the        ISSUER            YES             FOR                  FOR

 ensuing year

PROPOSAL #2: Appoint Ernst & Young LLP as the                     ISSUER            YES             FOR                  FOR

Auditors, and authorize the Directors to fix

PROPOSAL #S.3: Approve to change the name of the                ISSUER            YES             FOR                  FOR

Company to Nordion Inc.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEDA AB, SOLNA

  TICKER:                  N/A                 CUSIP:   W5612K109

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of Bert-Ake Eriksson as a                 ISSUER             NO              N/A                  N/A

meeting Chairperson

PROPOSAL #3: Establishment and approval of the voting        ISSUER             NO              N/A                  N/A

 list

PROPOSAL #4: Approval of the agenda                                       ISSUER             NO              N/A                  N/A

PROPOSAL #5: Election of one or two persons to verify        ISSUER             NO              N/A                  N/A

 the minutes

PROPOSAL #6: Consideration of whether the AGM was              ISSUER             NO              N/A                  N/A

duly convened

PROPOSAL #7: Presentation of the annual accounts and         ISSUER             NO              N/A                  N/A

the Auditor's report and of the consolidated annual

accounts and the Auditor's report

PROPOSAL #8: Chief Executive Officer's statement                ISSUER             NO              N/A                  N/A

PROPOSAL #9: Approve the questions from attendees               ISSUER             NO              N/A                  N/A

PROPOSAL #10.a: Adopt the income statement and the            ISSUER            YES             FOR                  FOR

balance sheet and the consolidated income statement

and the consolidated balance sheet

PROPOSAL #10.b: Approve the appropriation of Company         ISSUER            YES             FOR                  FOR

earnings as per the adopted balance sheet

PROPOSAL #10.c: Grant discharge to the Board Members         ISSUER            YES             FOR                  FOR

and the Chief Executive Officer from liability

PROPOSAL #11: Approve that the Board shall consist of        ISSUER            YES             FOR                  FOR

 7 Members (7 last year) and that no Board Deputy be

appointed (0 last year)

PROPOSAL #12: Approve the total Board remuneration is        ISSUER            YES             FOR                  FOR

 set to SEK 2,075,000 (SEK 1,700,000 last year); of

this amount, the Chairman shall receive SEK 700,000

(SEK 700,000 last year) and each of the other Board

Members who are not Group employees shall receive SEK

 275,000 (SEK 250,000 last year); the work performed

in the Audit Committee, remuneration be set to SEK

50,000 for the Committee Chairman and SEK 25,000 to

each of the other Members; the Auditors  remuneration

 shall cover review of accounts, administration, and

the Group audit

PROPOSAL #13: Re-elect Peter Claesson, Bert-Ake                 ISSUER            YES         AGAINST           AGAINST

Eriksson, Marianne Hamilton, Tuve Johannesson, Carola

 Lemne, Anders Lonner and Anders Waldenstrom as the

Board Members; re-appoint PricewaterhouseCoopers AB

as the Auditing Firm until after the 2012 AGM

PROPOSAL #14: Appoint Bert-Ake Eriksson as a Board            ISSUER            YES             FOR                  FOR

Chairman

PROPOSAL #15: Approve the guidelines regarding                   ISSUER            YES             FOR                  FOR

composition of the Nomination Committee as specified

PROPOSAL #16: Approve the establishment of the                   ISSUER            YES             FOR                  FOR

remuneration principles for Meda's Executives as

specified

PROPOSAL #17: Authorize the Board to decide on share         ISSUER            YES             FOR                  FOR

issues on one or more occasions to increase the

company's share capital during the period until the

next AGM; authorization shall cover a maximum of

30,224,306 shares (corresponding to a dilution effect

 a maximum of about 10% of share capital and votes),

after a deduction for any share increase due to

conversion of convertible bonds issued by the Board

under the authorization referred to in item 18; with

authorization, the Board would decide on: payment in

kind, offset, or other terms as specified in chapter

13, section 5, paragraph 1, item 6 in the Companies

Act; Deviation from shareholders' pre-

emptive/preferential rights; Any other terms and

conditions for the issues; the authorization does not

 extend to decisions regarding cash issues;

prevailing market conditions determine the issue rate

PROPOSAL #18: Authorize the Board to decide on the            ISSUER            YES             FOR                  FOR

issue of convertible bonds on one or more occasions

during the period until the next AGM with conversion

rights for a maximum of 30,224,306 shares (at full

exercise, the dilution effect is about 10% of share

capital and votes) after a deduction by the number of

 shares issued by the Board under the authorization

referred to in item 17; with authorization, the Board

 would decide on deviation from shareholders'

preferential rights and any other terms and

conditions for the issues; the reasons for the

authorization to decide to deviate from preferential

rights is the following: the Board believes that

authorization as per the proposal would strengthen

Meda's ability to maintain and create shareholder

value by taking advantage of the opportunity to raise

 equity from an established market with a clear,

strong demand for convertible instruments; it further

 believes that a directed issue may be the most

appropriate alternative to raise capital; prevailing

market conditions determine the conversion price and

other terms for the convertibles

PROPOSAL #19: Amend Meda's Articles of Association as        ISSUER            YES             FOR                  FOR

 specified

PROPOSAL #20: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #21: Closing of the annual general meeting           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEDIA PRIMA BHD, PETALING, SELANGOR

  TICKER:                  N/A                 CUSIP:   Y5946D100

  MEETING DATE:      12/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 subject to the approvals of the relevant

authorities, to carry out and proceed with the

Proposed Offer to acquire all the remaining Offer

Shares, at an offer price of MYR 2.40 per Offer

Share, to be satisfied by the issuance of 6

Consideration Shares and 1 free MPB Warrant

(Consideration Warrant), for every 5 Offer Shares

accepted; (i) to allot and issue up to 147,830,717

Consideration Shares and up to 24,638,453

Consideration Warrants at any time to such persons

(including the Directors and major shareholders of

MPB) pursuant to the Proposed Offer upon the terms

and subject to the conditions contained in the

Circular dated 30 NOV 2009 in relation to the

Proposed Offer; (ii) to allot and issue such

additional warrants in MPB (Additional Consideration

Warrants) as may be required or permitted to be

issued as a consequence of the adjustments under the

provisions in the deed poll to be executed by the

Company (Deed Poll); and (iii) to allot and issue

such appropriate number of new MPB Shares to holders

of the Consideration Warrants arising from the

exercise of the Consideration Warrants (which shall

be in accordance with the Deed Poll) to subscribe for

 new MPB Shares, including such appropriate number of

 new MPB Shares arising from the exercise of

subscription rights represented by the Additional

Consideration Warrants; that the Consideration Shares

 and new MPB Shares to be issued pursuant to the

exercise of the Consideration Warrants or Additional

Consideration Warrants shall, upon issue and

allotment, rank pari passu in all respects with the

then existing MPB Shares save and except that the

holder of such new MPB Shares shall not be entitled

to the Bonus Warrants (as defined in Ordinary

Resolution 2) and to any dividend, right, allotment

and/or any other distribution, the entitlement date

of which is prior to the date of allotment of the

Consideration Shares and new MPB Shares to be issued

pursuant to the exercise of the Consideration

Warrants or Additional Consideration Warrants (as the

 case may be); to give full effect to the Proposed

Offer with full powers to approve, agree and assent

to any conditions, variations, revaluations,

modifications, and/or amendments in any manner as may

 be required/permitted by the relevant authorities or

 deemed necessary by the Directors of the Company, to

 deal with matters, incidental, ancillary to and/or

relating thereto and take all steps and do all acts

and to execute or enter into all such agreements,

arrangements, undertakings, indemnities, transfers,

extensions, assignments, deeds, confirmations,

declarations and/or guarantees, including but not

limited to the execution of the Deed Poll, with any

party or parties, to deliver or cause to be delivered

 all such documents and to do all such acts and

matters as they may consider necessary to implement,

finalize and give full effect to and complete the

PROPOSAL #2.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 subject to the passing of Ordinary Resolution 1, the

 Proposed Offer becoming or is declared unconditional

 and the approvals of the relevant authorities; (i)

to allot and issue up to 24,604,298 new MPB Warrants

(Bonus Warrants) to the existing shareholders of the

Company, on the basis of 1 Bonus Warrant for every 35

 MPB Shares, for free, on an entitlement date to be

determined later and upon such terms and subject to

the conditions of the Proposed Bonus Issue contained

the Circular dated 30 NOV 2009 in relation to the

Proposed Bonus Issue and as the Directors may

determine, for the avoidance of doubt, the accepting

shareholders of under the Proposed Offer will not be

entitled to the Bonus Warrants under the Proposed

Bonus Issue; (ii) to allot and issue such additional

MPB Warrants (Additional Bonus Warrants) as may be

required or permitted to be issued as a consequence

of the adjustments under the provisions in the Deed

Poll; and (iii) to allot and issue such appropriate

number of new MPB Shares to holders of the Bonus

Warrants arising from the exercise of the Bonus

Warrants (which shall be in accordance with the Deed

Poll) to subscribe for new MPB Shares, including such

 appropriate number of new MPB Shares arising from

the exercise of subscription rights represented by

the Additional Bonus Warrants; the new MPB Shares to

be issued pursuant to the exercise of the Bonus

Warrants or Additional Bonus Warrants shall, upon

issue and allotment, rank pari passu in all respects

with the then existing MPB Shares save and except

that the holder of such new MPB Shares shall not be

entitled to any dividend, right, allotment and/or any

 other distribution, the entitlement date of which is

 prior to the date of allotment of the new MPB Shares

 to be issue pursuant to the exercise of the Bonus

Warrants or Additional Bonus Warrants (as the case

may be); to give full effect to the Proposed Bonus

Issue with full powers to approve, agree and assent

to any conditions, variations, revaluations,

modifications, and/or amendments in any manner as may

 be required/permitted by the relevant authorities or

 deemed necessary by the Directors of the Company, to

 deal with matters, incidental, ancillary to and/or

relating thereto and take all steps and do all acts

and to execute or enter into all such agreements,

arrangements, undertakings, indemnities, transfers,

extensions, assignments, deeds, confirmations,

declarations and/or guarantees, including but not

limited to the execution of the Deed Poll, with any

party or parties, to deliver or cause to be delivered

 all such documents and to do all such acts and

matters as they may consider necessary to implement,

finalize and give full effect to and complete the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEDIA PRIMA BHD, PETALING, SELANGOR

  TICKER:                  N/A                 CUSIP:   Y5946D100

  MEETING DATE:      12/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors, contingent              ISSUER            YES             FOR                  FOR

upon the take-over offer by MPB to acquire all the

remaining ordinary shares of MYR 1.00 each in The New

 Straits Times Press (Malaysia) Berhad [NSTP] [NSTP

Shares] not already owned by MPB [Offer Shares] at an

 offer consideration of MYR 2.40 for each Offer Share

 to be satisfied by the issuance of 6 new ordinary

shares of MYR 1.00 each in MPB [MPB Shares] at an

issue price of MYR 2.00 each [Consideration Shares]

and 1 free new warrant in MPB [Consideration Warrant]

 for every 5 Offer Shares accepted [Offer] becoming

unconditional, and subject to the approvals of the

relevant authorities as may be necessary being

obtained for the Proposed Bonds With Detachable

Warrants Issue and Proposed Placement; to issue of

50,000,000 Detachable Warrants [principle terms of

which are specified in Section 2.1.3 of the Circular

to Shareholders of the Company dated 30 NOV 2009 in

relation to the Proposed Bonds With Detachable

Warrants Issue [Circular 2]] upon the terms and

subject to the conditions under the deed poll to be

executed by the Company [Deed Poll] and/or such other

 documents to be entered into, in relation to the

Detachable Warrants. In conjunction with the issuance

 of the Bonds, AFFIN Investment will undertake the

Proposed Placement [principle terms of which are set

out in Section 2.1.3 of the Circular 2]; issue of MYR

 150,000,000 Bonds together with Detachable Warrants

on a bought deal basis [principle terms of which are

specified in Section 2.1.2 of the Circular]; upon the

 terms and subject to the conditions under the Deed

Poll, to adjust, from time to time, the exercise

price of the Detachable Warrants and/or to issue such

 appropriate number of additional warrants, if any,

which shall be treated as equal in all respects and

form part of the same series as the Detachable

Warrants [Additional Warrants] as a consequence of

any adjustment of the exercise price and/or the

number of Detachable Warrants in accordance with the

provisions of the Deed Poll and/or any amendment

thereof or as may be imposed or permitted by the

Securities Commission [SC], Bursa Malaysia Securities

 Berhad [Bursa Securities] and any other relevant

authorities, parties or otherwise; and issue and

allot such appropriate number of new MPB Shares,

credited as fully paid-up, arising from the exercise

of the Detachable Warrants [which shall be in

accordance with the Deed Poll] to subscribe for new

MPB Shares, including such appropriate number of new

MPB Shares arising from the exercise of subscription

rights represented by such appropriate number of

Additional Warrants as a consequence of any

adjustment of the exercise price and/or the number of

 Detachable Warrants in accordance with the

provisions of the Deed Poll and all such new MPB

Shares to be issued pursuant to the exercise of the
Detachable Warrants and/or Additional Warrants [as

the case may be], shall, upon issue, rank pari passu

in all respect with the then existing MPB Shares

except that they shall not be entitled to any

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEDIA PRIMA BHD, PETALING, SELANGOR

  TICKER:                  N/A                 CUSIP:   Y5946D100

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the statutory                       ISSUER            YES             FOR                  FOR

financial statements for the FYE 31 DEC 2009 and the

reports of the Directors and the Auditors thereon

PROPOSAL #2: Re-election of Dato' Sri Ahmad Farid              ISSUER            YES             FOR                  FOR

Radzuan as a Director, who retires in accordance with

 Articles 101 and 102 of the Company's Articles of

Association

PROPOSAL #3: Re-election of Dato' Abdul Kadir Mohd            ISSUER            YES             FOR                  FOR

Deen as a Director, who retires in accordance with

Articles 101 and 102 of the Company's Articles of

Association

PROPOSAL #4: Re-election of Tan Sri Lee Lam Thye as a        ISSUER            YES             FOR                  FOR

 Director, who retires in accordance with Articles

101 and 102 of the Company's Articles of Association

PROPOSAL #5: Re-election of Datuk Johan Jaaffar as a         ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article106

of the Company's Articles of Association

PROPOSAL #6: Re-election of Dato' Amrin Awaluddin as         ISSUER            YES             FOR                  FOR

a Director, who retires in accordance with Article106

 of the Company's Articles of Association

PROPOSAL #7: Re-election of Datuk Ahmad Abd Talib as         ISSUER            YES             FOR                  FOR

a Director, who retires in accordance with Article106

 of the Company's Articles of Association

PROPOSAL #8: Re-election of Dato' Fateh Iskandar Tan         ISSUER            YES             FOR                  FOR

Sri Dato' Mohamed Mansor as a Director, who retires

in accordance with Article106 of the Company's

Articles of Association

PROPOSAL #9: Approve a final single-tier dividend of         ISSUER            YES             FOR                  FOR

5.6 sen per ordinary share for the FYE 31 DEC 2009

PROPOSAL #10: Approve the Directors' fees of MYR                ISSUER            YES             FOR                  FOR

281,288.00 for the FYE 31 DEC 2009

PROPOSAL #11: Re-appoint Messrs                                             ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditors of the Company

 and authorize the Directors to fix their remuneration

PROPOSAL #12: Authorize the Company, subject always          ISSUER            YES             FOR                  FOR

to the Companies Act, 1965, the provisions of the

Memorandum and Articles of Association of the

Company, the Listing Requirements  Listing

Requirements  of Bursa Malaysia Securities Berhad

Bursa Securities  and the approvals of all relevant

governmental and/or regulatory authorities  if any ,

to the extent permitted by law, to purchase such

amount of ordinary shares of MYR 1.00 each in the

Company Shares  as may be determined by the Directors

 of the Company from time to time through Bursa

Securities upon such terms and conditions as the

Directors may deem fit and expedient in the interest

of the Company provided that: the aggregate number of

 Shares purchased pursuant to this Resolution does

not exceed 10% of the total issued and paid-up share

capital of the Company subject to a restriction

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEDIA PRIMA BHD, PETALING, SELANGOR

  TICKER:                  N/A                 CUSIP:   Y5946D100

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 subject to the approvals of all the relevant

authorities, including Bursa Malaysia Securities

Berhad [Bursa Securities] for the listing of and

quotation for the new ordinary shares of MYR 1.00

each in the Company to be issued pursuant to the

exercise of options under the proposed ESOS: [i] to

establish and administer an Employees' Share Option

Scheme [ESOS] for the benefit of the eligible

employees of the Company and its subsidiaries [MPB

Group] [excluding dormant subsidiaries] as well as

any Directors [whether executive or non-executive] of

 the Company and the Executive Directors of any of

the subsidiaries of the Company [excluding dormant

subsidiaries] [collectively, the ESOS Group] who meet

 the criteria of eligibility for participation in the

 ESOS [Eligible Employees] under which options will

be granted to the Eligible Employees to subscribe for

 new ordinary shares of MYR 1.00 each in the capital

of the Company [shares], in accordance with the By-

Laws of the ESOS [By-Laws], as specified; subject to

the By-Laws of the ESOS, to do all such acts, deeds

and things, and to execute, sign and deliver on

behalf of the Company all such documents, as may be

necessary to give full effect to the ESOS with full

power to assent to any conditions, modifications,

variations and/or amendments as may be deemed fit or

expedient and/or as required by any relevant

authorities; [ii] to offer and grant options under

the ESOS and to allot and issue from time to time

such number of new shares as may be required to be

issued pursuant to the exercise of the options under

the ESOS provided that the total number of new Shares

 to be issued under the ESOS shall not exceed 10% of

the total issued and paid-up share capital of the

Company at any point in time during the existence of

the ESOS; [iii] to make the necessary applications

and do all things necessary at the appropriate time

or times to Bursa Securities for the listing of and

quotation for any new Shares of the Company which may

 hereafter from time to time be allotted and issued

pursuant to the ESOS and that the new Shares of the

Company shall, upon allotment and issuance, rank pari

 passu in all respects with the then existing issued

and paid-up Shares in the Company provided that such

new Shares shall not be entitled to any dividends,

rights, allotments or other distributions on the

entitlement date [being the date as at the close of

business on which shareholders must be registered or

recorded in the register of Members or record of

depositors in order to be entitled to any dividends,

rights, allotments or other distributions] of which

is prior to the date of allotment of the new Shares

arising from the exercise of the options and will be

subject to all the provisions of Articles of

Association of the Company relating to the transfer,

transmission and otherwise; and [iv] to modify and/or

 amend the By-Laws of the ESOS from time to time

provided that such modifications and/or amendments

PROPOSAL #2.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 conditional upon passing of Ordinary Resolution 1,

at any time, from time to time, to offer and to grant

 an option or options to subscribe for new shares in

the Company to Datuk Johan bin Jaaffar, being the

Non-Independent Non-Executive Chairman of the

Company, subject always to such terms and conditions

of the By-Laws of the ESOS as specified provided

that: [a] the aggregate underlying shares comprised

in the options [Option Shares] which are offered to

the eligible Directors and senior management of the

ESOS Group shall not exceed 50% of the Option Shares

available under the ESOS; and [b] the aggregate

Option Shares which are offered to any Eligible

Employee who, either singly or collectively through

persons connected to him holds 20% or more in the

issued and paid up ordinary share capital [excluding

treasury Shares, if any] of the Company, shall not

exceed 10% of the Option Shares available under the

ESOS, provided always that it is in accordance with

any prevailing guidelines issued by Bursa Securities

or any other relevant authorities as amended from

time to time; authorize the Directors of the Company

to allot and issue from time to time new shares to

him pursuant to the exercise of such options

PROPOSAL #3.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 conditional upon passing of Ordinary Resolution 1,

at any time and from time to time, to offer and to

grant an option or options to subscribe for new

Shares in the Company to Dato' Amrin bin Awaluddin,

being the Group Managing Director of the Company,

subject always to such terms and conditions of the

By-Laws of the ESOS as specified, provided that: [a]

the aggregate Option Shares which are offered to the

eligible Directors and senior management of the ESOS

Group shall not exceed 50% of the Option Shares

available under the ESOS; and [b] the aggregate

Option Shares which are offered to any Eligible

Employee who, either singly or collectively through

persons connected to him holds 20% or more in the

issued and paid up ordinary share capital [excluding

treasury Shares, if any] of the Company, shall not

exceed 10% of the Option Shares available under the

ESOS, provided always that it is in accordance with

any prevailing guidelines issued by Bursa Securities

or any other relevant authorities as amended from

time to time; authorize the Directors of the Company

to allot and issue from time to time new Shares to

him pursuant to the exercise of such options

PROPOSAL #4.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 conditional upon passing of Ordinary Resolution 1,

at any time and from time to time, to offer and to

grant an option or options to subscribe for new

Shares in the Company to Dato' Sri Ahmad Farid bin

Ridzuan, being the Executive Director of the Company,

 subject always to such terms and conditions of the

By-Laws of the ESOS as specified, provided that: [a]

the aggregate Option Shares which are offered to the

eligible Directors and senior management of the ESOS

Group shall not exceed 50% of the Option Shares

available under the ESOS; and [b] the aggregate

Option Shares which are offered to any Eligible

Employee who, either singly or collectively through

persons connected to him holds 20% or more in the

issued and paid up ordinary share capital [excluding

treasury Shares, if any] of the Company, shall not

exceed 10% of the Option Shares available under the

ESOS, provided always that it is in accordance with

any prevailing guidelines issued by Bursa Securities

or any other relevant authorities as amended from

time to time; and authorize the Directors of the

Company to allot and issue from time to time new

Shares to him pursuant to the exercise of such options

PROPOSAL #5.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 conditional upon passing of Ordinary Resolution 1,

at any time and from time to time, to offer and to

grant an option or options to subscribe for new

Shares in the Company to Shahril Ridza bin Ridzuan,

being the Non-Independent Non-Executive Director of

the Company, subject always to such terms and

conditions of the By-Laws of the ESOS as specified,

provided that: [a] the aggregate Option Shares which

are offered to the eligible Directors and senior

management of the ESOS Group shall not exceed 50% of

the Option Shares available under the ESOS; and [b]

the aggregate Option Shares which are offered to any

Eligible Employee who, either singly or collectively

through persons connected to him holds 20% or more in

 the issued and paid up ordinary share capital

[excluding treasury Shares, if any] of the Company,

shall not exceed 10% of the Option Shares available

under the ESOS, provided always that it is in

accordance with any prevailing guidelines issued by

Bursa Securities or any other relevant authorities as

 amended from time to time; and authorize the

Directors of the Company to allot and issue from time

 to time new Shares to him pursuant to the exercise

PROPOSAL #6.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 conditional upon passing of Ordinary Resolution 1,

at any time and from time to time, to offer and to

grant an option or options to subscribe for new

Shares in the Company to Tan Sri Lee Lam Thye, being

the Independent Non-Executive Director of the

Company, subject always to such terms and conditions

of the By-Laws of the ESOS as specified, provided

that: [a] the aggregate Option Shares which are

offered to the eligible Directors and senior

management of the ESOS Group shall not exceed 50% of

the Option Shares available under the ESOS; and [b]

the aggregate Option Shares which are offered to any

Eligible Employee who, either singly or collectively

through persons connected to him holds 20% or more in

 the issued and paid up ordinary share capital

[excluding treasury Shares, if any] of the Company,

shall not exceed 10% of the Option Shares available

under the ESOS, provided always that it is in

accordance with any prevailing guidelines issued by

Bursa Securities or any other relevant authorities as

 amended from time to time; and authorize the

Directors of the Company to allot and issue from time

 to time new Shares to him pursuant to the exercise

PROPOSAL #7.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 conditional upon passing of Ordinary Resolution 1,

at any time and from time to time, to offer and to

grant an option or options to subscribe for new

Shares in the Company to Tan Sri Mohamed Jawhar,

being the Independent Non-Executive Director of the

Company, subject always to such terms and conditions

of the By-Laws of the ESOS as specified, provided

that: [a] the aggregate Option Shares which are

offered to the eligible Directors and senior

management of the ESOS Group shall not exceed 50% of

the Option Shares available under the ESOS; and [b]

the aggregate Option Shares which are offered to any

Eligible Employee who, either singly or collectively

through persons connected to him holds 20% or more in

 the issued and paid up ordinary share capital

[excluding treasury Shares, if any] of the Company,

shall not exceed 10% of the Option Shares available

under the ESOS, provided always that it is in

accordance with any prevailing guidelines issued by

Bursa Securities or any other relevant authorities as

 amended from time to time; and authorize the

Directors of the Company to allot and issue from time

 to time new Shares to him pursuant to the exercise

PROPOSAL #8.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 conditional upon passing of Ordinary Resolution 1,

at any time and from time to time, to offer and to

grant an option or options to subscribe for new

Shares in the Company to Dato' Abdul Kadir bin Mohd

Deen, being the Independent Non-Executive Director of

 the Company, subject always to such terms and

conditions of the By-Laws of the ESOS as specified,

provided that: [a] the aggregate Option Shares which

are offered to the eligible Directors and senior

management of the ESOS Group shall not exceed 50% of

the Option Shares available under the ESOS; and [b]

the aggregate Option Shares which are offered to any

Eligible Employee who, either singly or collectively

through persons connected to him holds 20% or more in

 the issued and paid up ordinary share capital

[excluding treasury Shares, if any] of the Company,

shall not exceed 10% of the Option Shares available

under the ESOS, provided always that it is in

accordance with any prevailing guidelines issued by

Bursa Securities or any other relevant authorities as

 amended from time to time; and authorize the

Directors of the Company to allot and issue from time

 to time new Shares to him pursuant to the exercise

PROPOSAL #9.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 conditional upon passing of Ordinary Resolution 1,

at any time and from time to time, to offer and to

grant an option or options to subscribe for new

Shares in the Company to Dato' Gumuri bin Hussain,

being the Independent Non-Executive Director of the

Company, subject always to such terms and conditions

of the By-Laws of the ESOS as specified, provided

that: [a] the aggregate Option Shares which are

offered to the eligible Directors and senior

management of the ESOS Group shall not exceed 50% of

the Option Shares available under the ESOS; and [b]

the aggregate Option Shares which are offered to any

Eligible Employee who, either singly or collectively

through persons connected to him holds 20% or more in

 the issued and paid up ordinary share capital

[excluding treasury Shares, if any] of the Company,

shall not exceed 10% of the Option Shares available

under the ESOS, provided always that it is in

accordance with any prevailing guidelines issued by

Bursa Securities or any other relevant authorities as

 amended from time to time; and authorize the

Directors of the Company to allot and issue from time

 to time new Shares to him pursuant to the exercise

PROPOSAL #10.: Authorize the Directors of the                     ISSUER            YES         AGAINST           AGAINST

Company, conditional upon passing of Ordinary

Resolution 1, at any time, to offer and to grant an

option or options to subscribe for new Shares in the

Company to Datuk Ahmad bin Abd Talib, being the

Executive Director of the Company, subject always to

such terms and conditions of the By-Laws of the ESOS

as specified, provided that: [a] the aggregate Option

 Shares which are offered to the eligible Directors

and senior management of the ESOS Group shall not

exceed 50% of the Option Shares available under the

ESOS; and [b] the aggregate Option Shares which are

offered to any Eligible Employee who, either singly

or collectively through persons connected to him

holds 20% or more in the issued and paid up ordinary

share capital [excluding treasury Shares, if any] of

the Company, shall not exceed 10% of the Option

Shares available under the ESOS, provided always that

 it is in accordance with any prevailing guidelines

issued by Bursa Securities or any other relevant

authorities as amended from time to time; and

authorize the Directors of the Company to allot and

issue from time to time new Shares to him pursuant to

 the exercise of such options

PROPOSAL #11.: Authorize the Directors of the                     ISSUER            YES         AGAINST           AGAINST

Company, conditional upon passing of Ordinary

Resolution 1, at any time, to offer and to grant an

option or options to subscribe for new Shares in the

Company to Dato' Fateh Iskandar bin Tan Sri Dato'

Mohamed Mansor, being the Independent Non-Executive

Director of the Company, subject always to such terms

 and conditions of the By-Laws of the ESOS as

specified, provided that: [a] the aggregate Option

Shares which are offered to the eligible Directors

and senior management of the ESOS Group shall not

exceed 50% of the Option Shares available under the

ESOS; and [b] the aggregate Option Shares which are

offered to any Eligible Employee who, either singly

or collectively through persons connected to him

holds 20% or more in the issued and paid up ordinary

share capital [excluding treasury Shares, if any] of

the Company, shall not exceed 10% of the Option

Shares available under the ESOS, provided always that

 it is in accordance with any prevailing guidelines

issued by Bursa Securities or any other relevant

authorities as amended from time to time; and

authorize the Directors of the Company to allot and

issue from time to time new Shares to him pursuant to

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEDION AG, ESSEN

  TICKER:                  N/A                 CUSIP:   D12144107

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 financial

year with the report of the Supervisory Board, the

group financial statements, the group annual report,

and the reports pursuant to Sections 289(4), 289(5)

and 315(4) of the German Commercial Cod e

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 25,125,072.83 as follows:

 Payment of a dividend of EUR 0.20 per no-par share

EUR 16,203,584.43 shall be allocated to the revenue

reserves Ex-dividend and payable date: 27 May 2 010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Renewal of authorization to acquire own        ISSUER            YES             FOR                  FOR

 shares, the company shall be authorized to acquire

own shares of up to 10% of its share capital through

the stock exchange or by way of a public repurchase

offer to all shareholders, at prices not deviating

more than 10% pct from the market price of the

shares, on or before 25 May 2015, the Board of

Managing Directors shall be authorized to dispose of

the shares in a manner other than the stock exchange

or a rights offering if the shares are sold at a

price not materially below their market price, to use

 the shares for acquisition purposes, for

remuneration purposes, or as employee shares, and to

PROPOSAL #6.: Approval of the use of derivatives                ISSUER            YES         AGAINST           AGAINST

(call and put options) for the purpose of acquiring

own shares as per item 5 of the agenda

PROPOSAL #7.: Amendment to Section 2(1) of the                 ISSUER            YES             FOR                  FOR

articles of association in respect of the object of

the company being adjusted to also include the

trading of telecommunication services and of digital

PROPOSAL #8.: Amendments to the articles of                        ISSUER            YES             FOR                  FOR

association in accordance with the Law on the

Implementation of the Shareholder Rights Directive

(ARUG) a) Section 12(3)1, in respect of the

shareholders, meeting being convened at least 30 days

 prior to the meeting the day of the convocation not

being included in the calculation of the 30 day

period b) Section 12(5), in respect of the Board of

Managing Directors being authorized to permit the

audiovisual transmission of the shareholders meeting,

 c) Section 13(1), in respect of shareholders being

entitled to participate in and vote at the share

holders meeting if they register with the company by

the sixth day prior to the meeting - Section 13(2),

in respect of shareholders being also obliged to

provide evidence of their shareholding as per the

statutory record date and submit it to the company by

 the sixth day prior to the shareholders meeting if

they wish to participate in and vote at the

shareholders meeting - Section 13(3), in respect of

the day of the shareholders meeting not being

included in the calculation of deadlines and periods,

 and deadlines falling on a Sunday, Saturday or

holiday not being transferred to the preceding or

following day d) Section 15(3), in respect of proxy-

voting instructions being issued in written form or

PROPOSAL #9.: Appointment of auditors for the 2010            ISSUER            YES             FOR                  FOR

financial year: Maerkische Revision GmbH , Essen

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEDIQ N.V.

  TICKER:                  N/A                 CUSIP:   N6741C117

  MEETING DATE:      4/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of general meeting                                ISSUER             NO              N/A                  N/A

PROPOSAL #2: Receive the report of the Board of                 ISSUER             NO              N/A                  N/A

Management on the Company's performance and the Board

 of Managements conduct of the Companies affairs in

the 2009 FY, including corporate governance

PROPOSAL #3: Adopt the 2009 financial statements                ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the proposal to provide a                   ISSUER            YES             FOR                  FOR

dividend optionally payable in shares or cash and

proposed dividend distribution

PROPOSAL #5: Grant discharge from liability to the            ISSUER            YES             FOR                  FOR

members of the Board of Management

PROPOSAL #6: Grant discharge from liability to the            ISSUER            YES             FOR                  FOR

members of the supervisory board

PROPOSAL #7: Re-appoint Mr. W.M. Van Den Goorbergh as        ISSUER            YES             FOR                  FOR

 a Supervisory Board member

PROPOSAL #8: Appointment of Mr. S. Van Keulen as a            ISSUER            YES             FOR                  FOR

Supervisory Board member

PROPOSAL #9: Appointment of KPMG as the Auditor of            ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #10: Authorize the Board of Management to            ISSUER            YES             FOR                  FOR

purchase shares in the Companys own capital

PROPOSAL #11: Approve to extend the designation of            ISSUER            YES             FOR                  FOR

the Board of Management as the body authorized to

issue shares

PROPOSAL #12: Approve to extend the designation of            ISSUER            YES             FOR                  FOR

the Board of Management as the body authorized to

limit or exclude

PROPOSAL #13: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #14: Closing of general meeting                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEETIC, BOULOGNE BILLANCOURT

  TICKER:                  N/A                 CUSIP:   F8224F111

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the reports of the Board of            ISSUER            YES             FOR                  FOR

Directors and Statutory Auditors; grant discharge of

duties to the Board members for the past FY

PROPOSAL #O.2: Approve the financial statements for          ISSUER            YES             FOR                  FOR

the FY 2009

PROPOSAL #O.3: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the FY 2009

PROPOSAL #O.4: Approve the allocation of income for          ISSUER            YES             FOR                  FOR

the FYE on 31 DEC 2009, distribution of the dividend

and exceptional distribution of the issuance premium

PROPOSAL #O.5: Approve the Agreements pursuant to              ISSUER            YES         AGAINST           AGAINST

Article L.225-38 of the Commercial Code

PROPOSAL #O.6: Approve the determination of the                 ISSUER            YES             FOR                  FOR

amount for the attendance allowances

PROPOSAL #O.7: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

proceed with transactions on the Company's shares

PROPOSAL #E.8: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

reduce the share capital by cancellation of shares

purchased as part of a share repurchase program

PROPOSAL #E.9: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

issue shares or any securities giving access to the

capital or to debt securities with preferential

subscription rights of the shareholders

PROPOSAL #E.10: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue shares or any securities giving access to the

capital or to debt securities with cancellation of

preferential subscription rights of the shareholders

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

decide on the issue price of shares or any securities

 giving access to the capital in the event of

cancellation of preferential subscription rights of

the shareholders, within the annual limit of 10% of

the capital

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue with cancellation of preferential subscription

rights of the shareholders, shares or any securities

giving access to the capital or to debt securities as

 part of an offer made exclusively to qualified

investors or a limited circle of investors acting for

 their own account

PROPOSAL #E.13: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital by issuing shares or any

securities giving access to the capital in

consideration for the contribution in kind composed

of securities as part of a public exchange offering

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital by issuing common shares or any

securities giving access to the capital in

consideration for the contribution in kind composed

of securities outside of a public exchange offering

PROPOSAL #E.15: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital by incorporation of reserves

PROPOSAL #E.16: Approve the possibility of increasing        ISSUER            YES             FOR                  FOR

 the amount of issuances in the event of surplus

PROPOSAL #E.17: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

carry out one or more share capital increases

reserved for members of a company saving plan with

cancellation of preferential subscription rights of

the shareholders in accordance with the permanent

requirement in Article L.225-129-6 Paragraph 1 of the

 Commercial Code

PROPOSAL #E.18: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

carry out allocations of free shares reserved for

officers and employees of the Company

PROPOSAL #E.19: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

decide on one or more allocations of options to

subscribe for or purchase shares

PROPOSAL #E.20: Authorize the Board of Directors for         ISSUER            YES         AGAINST           AGAINST

the purpose of using the current delegations and to

increase the share capital during a period of public

offering for the securities of the Company

PROPOSAL #O.21: Grant powers for the formalities                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEGACHIPS CORPORATION

  TICKER:                  N/A                 CUSIP:   J4157R103

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEGANE TOP CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J4157V104

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEGASTUDY CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y59327109

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the balance sheet, income                   ISSUER            YES             FOR                  FOR

statement and statement of appropriation of retained

earnings For FYE DEC 2009

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Appointment of one Internal Director:            ISSUER            YES             FOR                  FOR

Hong, Suk-Bum

PROPOSAL #4: Approve the remuneration for the Director      ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the remuneration for the Auditor        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEGAWORLD CORPORATION

  TICKER:                  N/A                 CUSIP:   Y59481112

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Call to order                                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Proof of notice and determination of            ISSUER             NO              N/A                  N/A

quorum

PROPOSAL #3.: Approve the minutes of the previous              ISSUER            YES             FOR                  FOR

annual meeting

PROPOSAL #4.: Annual report of the Management                      ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Appointment of External Auditors                    ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Ratify the acts and resolutions of the         ISSUER            YES             FOR                  FOR

Board of Directors, Board Committees and Management

PROPOSAL #7.A: Election of Andrew L. Tan as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #7.B: Election of Katherine L. Tan as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #7.C: Election of Kingson U. Sian as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #7.D: Election of Enrique Santos L. Sy as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #7.E: Election of Miguel B. Varela as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #7.F: Election of Gerardo C. Garcia as an            ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #7.G: Election of Roberto S. Guevara as an          ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #8.: Other matters                                                     ISSUER             NO              N/A                  N/A

PROPOSAL #9.: Adjournment                                                         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEGGITT PLC

  TICKER:                  N/A                 CUSIP:   G59640105

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual report and accounts           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the remuneration report                       ISSUER            YES             FOR                  FOR

PROPOSAL #3: Declare the final dividend                                ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-election of Sir Colin Terry as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5: Re-election of Mr Terry Twigger as a              ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #6: Re-election of David Williams as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #7: Re-election of Sir Alan Cox as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #8: Re-appoint the Auditors                                     ISSUER            YES             FOR                  FOR

PROPOSAL #9: Approve the Auditors fees                                  ISSUER            YES             FOR                  FOR

PROPOSAL #10: Authorize to allot shares                                ISSUER            YES             FOR                  FOR

PROPOSAL #S.11: Approve the disapplication of pre-             ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #12: Authorize the donations to political            ISSUER            YES             FOR                  FOR

organizations

PROPOSAL #S.13: Amend the Articles of Association               ISSUER            YES             FOR                  FOR

PROPOSAL #s.14: Approve to permit the holding of                ISSUER            YES             FOR                  FOR

general meetings at 14 days notice

PROPOSAL #15: Approve to renew authority to offer              ISSUER            YES             FOR                  FOR

scrip dividends

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEGMILK SNOW BRAND CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J41966102

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Appoint a Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Amend the Compensation to be received          ISSUER            YES             FOR                  FOR

by Directors and Corporate Auditors

PROPOSAL #5.: Approve Continuance of the Policy                 ISSUER            YES         AGAINST           AGAINST

Regarding Large-scale Purchases of the Company's

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEIDENSHA CORPORATION

  TICKER:                  N/A                 CUSIP:   J41594102

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEITEC CORPORATION

  TICKER:                  N/A                 CUSIP:   J42067108

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Amend the Compensation to be received          ISSUER            YES             FOR                  FOR

by Directos and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEKONOMEN AB, SOGELTORP

  TICKER:                  N/A                 CUSIP:   W5615X116

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of Fredrik Persson as the                 ISSUER            YES             FOR                  FOR

Chairman to preside over the meeting

PROPOSAL #3: Approve the voting list                                     ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of 1 or 2 persons to check the         ISSUER            YES             FOR                  FOR

minutes

PROPOSAL #6: Approve the decision as to whether the          ISSUER            YES             FOR                  FOR

meeting has been duly convened

PROPOSAL #7: Presentation of the annual report, the          ISSUER             NO              N/A                  N/A

Auditors' report, and the consolidated accounts and

the Auditors' report on the consolidated accounts

PROPOSAL #8: Approve the address by the Managing                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #9: Approve the questions from the                        ISSUER            YES             FOR                  FOR

shareholders

PROPOSAL #10: Adopt the profit and loss account and          ISSUER            YES             FOR                  FOR

the balance sheet, and the consolidated profit and

loss account and the consolidated balance sheet

PROPOSAL #11: Approve a dividend of SEK 7 per share          ISSUER            YES             FOR                  FOR

and that the record date shall be Friday, 23 APR

2010, if the meeting adopts the proposal, dividends

are expected to be sent out via Euroclear Sweden AB

as per Wednesday, 28 APR 2010, the last day of

trading in Mekonomen's shares including the right to

dividend is 20 APR 2010

PROPOSAL #12: Grant discharge from liability of the          ISSUER            YES             FOR                  FOR

Directors of the Board and the Managing Director

PROPOSAL #13: Approve to determine the number of                ISSUER            YES             FOR                  FOR

Directors at 7 and no Deputy Directors to be elected

by the meeting

PROPOSAL #14: Approve the Directors' fees totaling            ISSUER            YES             FOR                  FOR

SEK 1,360,000, of which SEK 320,000 to the Chairman,

SEK 240,000 to the Vice Chairman and SEK 160,000 to

each of the other Non-Executive Directors, and no

fees for committee work (same as 2009) and the

Auditors' fees payable on account

PROPOSAL #15: Re-election of Antonia Ax:son Johnson,         ISSUER            YES             FOR                  FOR

Kenny Brack, Anders G Carlberg, Wolff Huber, Fredrik

Persson, Helena Skantorp and Marcus Storch as the

Directors; and Fredrik Persson as the Chairman of the

 Board of Directors

PROPOSAL #16: Adopt the specified guidelines for                ISSUER            YES             FOR                  FOR

appointment of the Nominating Committee: Mekonomen

shall have a Nominating Committee consisting of 4

Members, the four largest shareholders of Mekonomen

shall be entitled to appoint 1 Member each, the four

largest shareholders, based on the records of

registered shareholders kept by Euroclear Sweden AB

as per 31 AUG, will be contacted by the Board of

Directors, if any of the 4 our largest shareholders

wishes to abstain from its right to appoint a Member

to the.CONTD

PROPOSAL #17: Approve the guidelines for compensation        ISSUER            YES             FOR                  FOR

 and other terms of employment for the Management are

 in agreement with the guidelines that were adopted

by the 2009 AGM, the guidelines cover the Managing

Director and the other Members of the Executive

Committee (currently 9 persons), the proposal entails

 that Mekonomen shall offer the Members of the

management competitive compensation and that the

criteria for this shall consist of the importance

of.CONTD

PROPOSAL #18: Approve that the meeting decides that          ISSUER            YES             FOR                  FOR

the Employed Store Managers in the wholly owned store

 companies shall be entitled to acquire shares in the

 relevant store Company by the means of a directed

issue of shares or the purchase of existing shares,

in order to make such store Managers partners in the

store companies; the thus acquired shares shall

amount to a maximum of 9% of the share capital in

each store Company; Mekonomen will thus hold shares

corresponding to at least 91% of the share capital in

 each store Company; the acquisitions shall be made

at market value; payment for such shares shall be

made in cash; the acquisitions shall be completed no

later than 31 DEC 2010

PROPOSAL #19: Conclusion of the meeting                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MELCO HOLDINGS INC.

  TICKER:                  N/A                 CUSIP:   J4225X108

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MELCOR DEVS LTD

  TICKER:                  N/A                 CUSIP:   585467103

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to fix the number of Directors          ISSUER            YES             FOR                  FOR

to be elected at 8

PROPOSAL #2: Elect Messrs. T. C. Melton, W. D. Grace,        ISSUER            YES             FOR                  FOR

 G. J. Clanachan, R. A. Grieve, A. J.

PROPOSAL #3: Appoint Pricewater houseCoopers LLP,              ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MELEXIS NV, IEPER

  TICKER:                  N/A                 CUSIP:   B59283109

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Reading of the annual report of the                ISSUER             NO              N/A                  N/A

Board of Directors

PROPOSAL #2: Reading of the report of the statutory          ISSUER             NO              N/A                  N/A

Auditors

PROPOSAL #3: Communication of the annual accounts and        ISSUER             NO              N/A                  N/A

 consolidated annual accounts as at 31 DEC 2009

PROPOSAL #4: Announcement in relation to the                      ISSUER             NO              N/A                  N/A

Corporate Goverance policy of the Company and

explanation of the Corporate Goverance chapter in the

 annual report of the Board of Directors

PROPOSAL #5: Approve the annual accounts for 31 DEC          ISSUER             NO              N/A                  N/A

2009

PROPOSAL #6: Approve the appropriation of the result         ISSUER             NO              N/A                  N/A

PROPOSAL #7: Grant to discharge to  the Directors               ISSUER             NO              N/A                  N/A

PROPOSAL #8: Grant to discharge the statutory Auditor        ISSUER             NO              N/A                  N/A

PROPOSAL #9: Election of Roland Duchatelet, Rudi De          ISSUER             NO              N/A                  N/A

Winter and Francoise Chombar as the Directors and

Steve Hix and Lina Sarro as Independent Directors

PROPOSAL #10: Approve to reappoint the statutory                ISSUER             NO              N/A                  N/A

Auditor BDO

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MELROSE PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G5973B126

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual report and financial         ISSUER            YES         AGAINST           AGAINST

statements for the YE 31 DEC 2009

PROPOSAL #2: Approve the 2009 Directors' Remuneration        ISSUER            YES             FOR                  FOR

 report

PROPOSAL #3: Re-elect Mr. David Roper as a Director           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Election of Mr. Miles Templeman as a              ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #5: Election of Mr. John Grant as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Re-appoint Deloitte LLP as the Auditors         ISSUER            YES             FOR                  FOR

and authorize the Directors to set the Auditors'

remuneration

PROPOSAL #7: Approve to renew the authority given to         ISSUER            YES             FOR                  FOR

allot shares

PROPOSAL #S.8: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

equity securities without application of pre emption

PROPOSAL #S.9: Grant authority to the market                       ISSUER            YES             FOR                  FOR

purchases of shares

PROPOSAL #S.10: Approve the new Articles of                        ISSUER            YES             FOR                  FOR

Association

PROPOSAL #S.11: Approve the calling of a general                ISSUER            YES             FOR                  FOR

meeting other than an AGM on not less than 14 clear

days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MELROSE RESOURCES PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G5973C108

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and consider the Directors'                ISSUER            YES             FOR                  FOR

report, the Auditors report and the Company accounts

for the YE 31 DEC 2009

PROPOSAL #2: Approve the final dividend                                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the Directors remuneration                 ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #4: Re-appoint KPMG as the Auditors of the          ISSUER            YES             FOR                  FOR

Company

PROPOSAL #5: Re-elect David Thomas as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-elect James Agnew as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-elect Anthony Richmond Watson as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8: Approve that the Company may make                   ISSUER            YES             FOR                  FOR

political donations and/or incur political expenditure

PROPOSAL #9: Authorize the Directors to allot                     ISSUER            YES             FOR                  FOR

securities

PROPOSAL #10: Authorize the Directors to allot                   ISSUER            YES             FOR                  FOR

securities otherwise than in accordance with Section

561 of the Companies Act 2006

PROPOSAL #11: Approve the shortening the period of            ISSUER            YES             FOR                  FOR

the notice for a general meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MERCATOR LINES LTD

  TICKER:                  N/A                 CUSIP:   Y60061127

  MEETING DATE:      9/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited         ISSUER            YES             FOR                  FOR

balance sheet as at 31 MAR 2009, the audited profit

and loss account for the YE on that date, together

with the reports of the Board of Directors and the

Auditors thereon

PROPOSAL #2.: Declare a dividend on equity share                ISSUER            YES             FOR                  FOR

capital

PROPOSAL #3.: Re-appoint Mr. M.G. Ramkrishna as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Appoint the Auditors, until the                     ISSUER            YES             FOR                  FOR

conclusion of the next AGM and approve to fix their

remuneration

PROPOSAL #S.5: Authorize the Board, in accordance              ISSUER            YES         AGAINST           AGAINST

with and subject to the provisions of Section 81(1A)

and all other applicable provisions, if any of the

Companies Act 1956, Foreign Exchange Management Act,

1999 [including any statutory modification(s) or re-

enactment thereof for the time being in force], issue

 of Foreign Currency Convertible Bonds and Ordinary

shares [through Depository Receipt Mechanism] Scheme,

 1993 and pursuant to the provisions of Chapter XIII-

A of the Securities and Exchange Board of India

[SEBI][Disclosure and Investor Protection] Guidelines

 2000 [Guidelines] and all other applicable Rules,

Regulations, notifications, circulars, and guidelines

 if any, of the Securities of the Company are listed

[including provisions of the listing agreement with

them] and other concerned and relevant authorities

and other applicable laws if any in India/ Overseas

and the relevant provisions of the Memorandum and

Articles of Association of the Company; and subject

to such approvals, consents, permissions or sanctions

 of the Government of India [GOI], RBI, SEBI and any

other Indian/ Overseas appropriate authorities

institutions or bodies as may be necessary and

subject to such terms, conditions, stipulations,

alterations amendments modifications or variations as

 may be prescribed by any of them in granting any

such approvals consents, permissions or sanctions and

 which may be agreed to by the Board of Directors

[hereinafter referred to as the Board which term

shall be deemed to include any committee of Directors

 for the time being authorize by the Board of

Director to exercise the powers conferred on the

Board by this resolution], to create, offer, issue

and allot on behalf of the Company in one or more

tranches [including with provisions for reservation

on firm and/or competitive basis] of public or

private offerings in international/ domestic markets,

 to Domestic/ Foreign Investors/ Institutional

Investors/ Foreign Institutional investors, Members

Employees, non-resident Indians, Companies or Bodies

Corporate whether incorporated in India or abroad

trusts mutual funds banks financial institutions,

insurance Companies pension funds, individuals or

otherwise, whether shareholders of the Company or not

 through a public issue, Right Issue, preferential

Issue and/ or Private Placement with or without an

over-allotment option or green shoe option, equity

shares and/ or equity shares through Global

Depository Receipts [GDRs] and/or American Depository

 Receipts [ADRs] and/or any other Depository Receipts

 and/ or Foreign currency convertible Bonds [FCCBs]

and/or any securities linked to equity shares and/or

securities with warrants carrying right to subscribe

to equity shares, including any instruments or

securities representing either equity shares and/or

Foreign Currency Convertible Bonds or Convertible

Securities or Securities linked to equity shares or

securities with equity shares/fully convertible

debentures/partly convertible debentures or any

securities other than warrants, which are convertible

PROPOSAL #S.6: Authorize the Board, in accordance              ISSUER            YES             FOR                  FOR

with the provisions of Sections 80, 80A, 81 and all

other applicable provisions if any of the Companies

Act 1956 [ including any statutory modifications or

re- enactment there of for the time being in force]

provisions of the Memorandum and Articles of

Association of the Company and subject to applicable

rules/ regulations/guidelines issued by the

Securities and Exchange Board of India, the Stock

Exchanges where the Shares of the Company are listed

[including provisions of the listing agreement with

them], or any other appropriate/ Statutory authority

and also subject to such approvals, Permissions,

Sanctions and Consents as may be necessary and

required from appropriate authorities and

institutions , under applicable Legislations, Rules,

Regulations, Guidelines and Contracts for the time

being in force and subject further to such other

terms, conditions, stipulations, alterations,

amendments, modifications or variations as may be

required, specified or suggested by any of such

authorities or bodies which terms, conditions,

stipulations, alterations, amendments, modifications

or variations the Board of Director's [hereinafter

referred to as the Board which term shall be deemed

to include any duly authorized Committee of

Directors] , may accept at its discretion, to offer,

issue and allot 2,00,00,000 Preference Shares of INR

100 each for Cash to any 1 or more of Indian and /or

Foreign entitles or other person or Persons whether

Member of the Company or not, in any permissible

manner mode, for general Corporate purposes including

 capital expenditure, working capital requirements,

Strategic Investments as the Board may deem fit, in 1

 or more tranches at such time or times, on such

terms and conditions as attached to such instruments,

 at such Price or Prices , or in such manner as the

Board may in its absolute discretion think fit and

that the Preference Shares to be allotted in terms of

 this resolution in each series shall be on pari

passu basis in all respects and inter se , except to

the extent specifically mentioned by the terms of

their issue, or as may be required by the applicable

guidelines, rules and regulations; and to give effect

 to the aforesaid resolution, to delegate all or any

of the Powers here in Conferred on it to any 1 or

more persons and to do all such Acts, deeds, matters

and things as may be deemed necessary and settle any

all questions/ matters arising with respect to the

offer , issue and allotment [including deciding the

terms and conditions for the same] utilization of the

 proceeds of the issue of shares, disposing off any

unsubscribed part of the issue, execute all such

deeds, documents, agreements and writing as may be

necessary for the purpose of giving effect to the

aforesaid resolution, take such further steps that

are incidental and ancillary in this regard and to

do, make or accept such alterations, modifications or

 variations in the foregoing as may be considered

desirable or expedient by the Board/ such authorized

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MERCATOR MINERALS LTD

  TICKER:                  N/A                 CUSIP:   587582107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive the audited annual financial         ISSUER             NO              N/A                  N/A

statements of the Company for its FYE 31 DEC 2009

PROPOSAL #1: Approve to set the number of Directors          ISSUER            YES             FOR                  FOR

at 8

PROPOSAL #2.1: Election of Joseph M. Keane as a                 ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2.2: Election of Raymond R. Lee as a                   ISSUER            YES         AGAINST           AGAINST

Director for the ensuing year

PROPOSAL #2.3: Election of Michael D. Lindeman as a          ISSUER            YES         AGAINST           AGAINST

Director for the ensuing year

PROPOSAL #2.4: Election of Stephen P. Quin as a                 ISSUER            YES         AGAINST           AGAINST

Director for the ensuing year

PROPOSAL #2.5: Election of Robert J. Quinn as a                 ISSUER            YES         AGAINST           AGAINST

Director for the ensuing year

PROPOSAL #2.6: Election of Michael L. Surratt as a            ISSUER            YES         AGAINST           AGAINST

Director for the ensuing year

PROPOSAL #2.7: Election of Gavin Thomas as a Director        ISSUER            YES         AGAINST           AGAINST

 for the ensuing year

PROPOSAL #2.8: Election of Ronald Earl Vankoughnett          ISSUER            YES         AGAINST           AGAINST

as a Director for the ensuing year

PROPOSAL #3: Appointment of BDO Canada LLP, Chartered        ISSUER            YES             FOR                  FOR

 Accountants, as the Auditors of the Company for the

ensuing year and authorize the Directors to fix their

 remuneration

PROPOSAL #0: Transaction such other business                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MERCIALYS, PARIS

  TICKER:                  N/A                 CUSIP:   F61573105

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements for          ISSUER            YES             FOR                  FOR

the FYE on 31 DEC 2009

PROPOSAL #O.2: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the FYE on 31 DEC 2009

PROPOSAL #O.3: Approve the allocation of income for          ISSUER            YES             FOR                  FOR

the FY and setting of the dividend

PROPOSAL #O.4: Approve the regulated agreements                  ISSUER            YES             FOR                  FOR

PROPOSAL #O.5: Approve to renewal the term of the              ISSUER            YES             FOR                  FOR

Company Generali Vie as Board Member

PROPOSAL #O.6: Appointment of the Firm Ernst & Young         ISSUER            YES             FOR                  FOR

et Autres as permanent Statutory Auditor

PROPOSAL #O.7: Appointment of the Firm KPMG S.A. as          ISSUER            YES             FOR                  FOR

permanent Statutory Auditor

PROPOSAL #O.8: Appointment of the Company AUDITEX as         ISSUER            YES             FOR                  FOR

a substitute Statutory Auditor

PROPOSAL #O.9: Appointment of M. Malcolm McLarty as          ISSUER            YES             FOR                  FOR

substitute Statutory Auditor

PROPOSAL #O.10: Authorization allowing the Company to        ISSUER            YES             FOR                  FOR

 repurchase its own shares

PROPOSAL #E.11: Approve the Harmonization of the                ISSUER            YES             FOR                  FOR

Statutes with legal provisions allowing the

participation of shareholders to  general meetings by

 Electronic means of Telecommunication

PROPOSAL #E.12: Approve the delegation of powers                ISSUER            YES             FOR                  FOR

granted to the Board of Directors to issue shares or

securities entitling to the allocation of new shares

or existing shares of the Company or to debt

securities, with cancellation of preferential

subscription rights as part of an offer pursuant to

Article L.411-2, II of the Monetary and Financial Code

PROPOSAL #E.13: Grant authority to the Board of                 ISSUER            YES             FOR                  FOR

Directors to increase the capital or sell treasury

shares in favor of employees

PROPOSAL #E.14: Powers to accomplish the formalities         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MERCURIES AND ASSOCIATES LTD

  TICKER:                  N/A                 CUSIP:   Y6017H103

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.5 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings, proposed stock dividend: 50

for 1,000 shares held

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MERIDA INDUSTRY CO LTD

  TICKER:                  N/A                 CUSIP:   Y6020B101

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Receive the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 3 per share

PROPOSAL #B.3: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans, endorsement and guarantee

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve to change the whole Company            ISSUER            YES             FOR                  FOR

shares from certificate to scripless securities

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MERITZ FIRE & MARINE INSURANCE CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y5945N109

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Election of a Directors, candidate:            ISSUER            YES             FOR                  FOR

Jeong ho Joe, Seung Bang Noe

PROPOSAL #3.2: Election of an Outside Director,                 ISSUER            YES             FOR                  FOR

candidate: Beum Ha Ji

PROPOSAL #4.1: Election of an Audit Committee Member         ISSUER            YES         AGAINST           AGAINST

who is not an Outside Director, candidate: Seung Bang

 Noe

PROPOSAL #4.2: Election of an Audit Committee Member         ISSUER            YES             FOR                  FOR

who is an outside Director, candidate: Beum Ha Ji

PROPOSAL #5: Approve the remuneration for Director             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MERITZ SECURITIES CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y3053G107

  MEETING DATE:      2/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the contract of merger                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.: Amend the Articles of Incorporation               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.: Election of Director: Heemoon Choi                ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MERRY ELECTRONICS CO LTD

  TICKER:                  N/A                 CUSIP:   Y6021M106

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #2.2: Approve the 2009 profit distribution:         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 3.26 per share

PROPOSAL #2.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #2.4: Approve to release the investment                ISSUER            YES             FOR                  FOR

limit to Mainland China

PROPOSAL #2.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #2.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #3.1.1: Election of Lu-Lee Liao,                            ISSUER            YES             FOR                  FOR

ID/Shareholder No: B101111951 as a Director

PROPOSAL #3.1.2: Election of Wen-Chien Wei,                        ISSUER            YES             FOR                  FOR

ID/Shareholder No: B100236940 as a Director

PROPOSAL #3.1.3: Election of Lu-Yen Liao,                            ISSUER            YES             FOR                  FOR

ID/Shareholder No: B101111942 as a Director

PROPOSAL #3.1.4: Election of Wen-Chen Lai,                          ISSUER            YES             FOR                  FOR

ID/Shareholder No: B101206188 as a Director

PROPOSAL #3.1.5: Election of Chin-Tang Tseng,                     ISSUER            YES             FOR                  FOR

ID/Shareholder No: L102667843 as a Director

PROPOSAL #3.1.6: Election of Shu-Chun Lin,                          ISSUER            YES             FOR                  FOR

ID/Shareholder No: B220900747 as a Director

PROPOSAL #3.1.7: Election of Shin-Chieh Lin,                       ISSUER            YES             FOR                  FOR

ID/Shareholder No: B120900530 as a Director

PROPOSAL #3.2.1: Election of Yun-chuan Hung,                       ISSUER            YES             FOR                  FOR

ID/Shareholder No: B200427836 as a Supervisor

PROPOSAL #3.2.2: Election of Shan-Chun Cho,                        ISSUER            YES             FOR                  FOR

ID/Shareholder No: S120747840 as a Supervisor

PROPOSAL #3.2.3: Election of Ben-lin Liao,                          ISSUER            YES             FOR                  FOR

ID/Shareholder No: B101294357 as a Supervisor

PROPOSAL #4: Approve to release the prohibition on            ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #5: Other issues and extraordinary motions           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  METALL ZUG AG, ZUG

  TICKER:                  N/A                 CUSIP:   H5386Y118

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the presentation of the                     ISSUER            YES             FOR                  FOR

business report, annual report, accounting, annual

financial statement 2009 as well as the reporting of

PROPOSAL #2.: Approve the appropriation of the                   ISSUER            YES             FOR                  FOR

balance profit 2009

PROPOSAL #3.: Grant discharge to the Board of                     ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4.1: Approve the reduction of the term of          ISSUER            YES             FOR                  FOR

office of the Board of Directors

PROPOSAL #4.2: Approve the adjustment of the Articles        ISSUER            YES             FOR                  FOR

 of Incorporation to the new legal ordinance

PROPOSAL #5.1.1: Re-elect Juergen Dormann as a Board         ISSUER            YES             FOR                  FOR

of Director

PROPOSAL #5.1.2: Election of Guenter F. Kelm as a              ISSUER            YES             FOR                  FOR

Board of Director

PROPOSAL #5.1.3: Election of Peter Terwiesch as a              ISSUER            YES             FOR                  FOR

Board of Director

PROPOSAL #5.1.4: Election of Martin Wipfli as a Board        ISSUER            YES             FOR                  FOR

 of Director

PROPOSAL #5.2: Election of the Auditors                                ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Miscellaneous                                                     ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  METHANEX CORP

  TICKER:                  N/A                 CUSIP:   59151K108

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Bruce Aitken as a Director        ISSUER            YES             FOR                  FOR

 of the Company to hold office until

PROPOSAL #1.2: Election of Howard Balloch as a                   ISSUER            YES             FOR                  FOR

Director of the Company to hold office until

PROPOSAL #1.3: Election of Pierre Choquette as a                ISSUER            YES             FOR                  FOR

Director of the Company to hold office

PROPOSAL #1.4: Election of Phillip Cook as a Director        ISSUER            YES             FOR                  FOR

 of the Company to hold office until

PROPOSAL #1.5: Election of Thomas Hamilton as a                 ISSUER            YES             FOR                  FOR

Director of the Company to hold office until

PROPOSAL #1.6: Election of Robert Kostelnik as a                ISSUER            YES             FOR                  FOR

Director of the Company to hold office

PROPOSAL #1.7: Election of Douglas Mahaffy as a                 ISSUER            YES             FOR                  FOR

Director of the Company to hold office until

PROPOSAL #1.8: Election of A. Terence Poole as a                ISSUER            YES             FOR                  FOR

Director of the Company to hold office

PROPOSAL #1.9: Election of John Reid as a Director of        ISSUER            YES             FOR                  FOR

 the Company to hold office until the

PROPOSAL #1.10: Election of Janice Rennie as a                   ISSUER            YES             FOR                  FOR

Director of the Company to hold office until

PROPOSAL #1.11: Election of Monica Sloan as a                     ISSUER            YES             FOR                  FOR

Director of the Company to hold office until

PROPOSAL #2: Re-appoint KPMG LLP, Chartered                        ISSUER            YES             FOR                  FOR

Accountants, as the Auditors of the Company for the

ensuing year and authorize the Board of Directors to

fix the remuneration of the Auditors

PROPOSAL #3: Ratify and approve certain amendments to        ISSUER            YES             FOR                  FOR

 the Company's Stock Option Plan as specified

PROPOSAL #4: PLEASE NOTE THAT THIS RESOLUTION IS A            ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: shareholders of Methanex

Corporation urge the Board of Directors to adopt a

Policy that Methanex  Corporation's shareholders be

given the opportunity at each annual meeting of

shareholders to vote on an advisory resolution, to be

 proposed by Methanex Corporation's Management, to

ratify the compensation of the Named Executive

Officers set forth in the proxy statement, the

proposal submitted to shareholders should state

clearly that the vote is non-binding and would not

affect any compensation paid or awarded to any Named

Executive Officer

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  METKA SA

  TICKER:                  N/A                 CUSIP:   X5328R165

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the  Company's and the                        ISSUER             NO              N/A                  N/A

consolidated  financial statements for 2009 along

with Board of Directors and chartered Auditors'

relevant reports

PROPOSAL #2: Approve the profits disposal for  2009           ISSUER             NO              N/A                  N/A

PROPOSAL #3: Approve the dismissal of Board of                   ISSUER             NO              N/A                  N/A

Directors and Auditors  from every compensational

liability  for 2009

PROPOSAL #4: Election of  ordinary and  substitute            ISSUER             NO              N/A                  N/A

chartered Auditor for  the current use and

determination  of their remuneration

PROPOSAL #5: Approve the Board of Directors  salaries        ISSUER             NO              N/A                  N/A

 and  determine their remuneration according to law

2190/1920 Articles 23a and 24

PROPOSAL #6: Various issues and announcements                      ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  METOREX LTD

  TICKER:                  N/A                 CUSIP:   S5054H106

  MEETING DATE:      12/7/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the annual financial statements           ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Re-elect Mr. A. Burrenechea as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.2: Re-elect Mr. P. Chevalier as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint Mr. T. P. Goodlace as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.4: Appoint Mr. J. G. Hopwood as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint Mr. V. Mabuza as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint Mr. N. Kgositsile as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the Directors' remuneration               ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-appoint Deloitte & Touche as the              ISSUER            YES             FOR                  FOR

Auditors and Mr. I.T Marshall as the designated

PROPOSAL #5.1: Approve to place the unissued shares          ISSUER            YES         AGAINST           AGAINST

under the control of the Directors

PROPOSAL #5.2: Approve to provide the Directors with         ISSUER            YES             FOR                  FOR

a general authority to issue shares for cash

PROPOSAL #5.3: Approve the amendment of the Metorex          ISSUER            YES         AGAINST           AGAINST

Share Incentive Scheme

PROPOSAL #5.4: Approve to specificly place all the            ISSUER            YES         AGAINST           AGAINST

ordinary shares required for the purpose of carrying

out the terms of the Metorex Share Incentive Scheme

under the control of the Directors of the Company

PROPOSAL #5.5: Authorize any 1 of the Directors or            ISSUER            YES         AGAINST           AGAINST

Secretaries of the Company to do all such things and

sign all documents necessary to give effect to the

mentioned resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  METOREX LTD

  TICKER:                  N/A                 CUSIP:   S5054H106

  MEETING DATE:      12/21/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve, the disposal by Metorex Limfted        ISSUER            YES             FOR                  FOR

 of 137 500 Vergenoeg Mining Company (Proprietary)

Limited (Vergenoeg) ordinary shares, representing 55%

 of the entire issued share capital of Vergenoeg, in

terms of an agreement entered into on 22 SEP 2009

between the Metorex Limited, Vergenoeg and Minerales

y Productos Derivados 5.A

PROPOSAL #2: Authorize any Director of Metorex                   ISSUER            YES             FOR                  FOR

Limited, to do all such things as may be necessary to

 give effect to ordinary resolution number as

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  METRO INC MEDIUM TERM NTS CDS

  TICKER:                  N/A                 CUSIP:   59162N109

  MEETING DATE:      1/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect Marc DeSerres, Claude Dussault,          ISSUER            YES             FOR                  FOR

Serge Ferland, Paule Gauthier, Paul Gobeil, Christian

 W.E. Haub, Michel Labonte, Eric R. La Fleche, Pierre

 H. Lessard, Marie-Jose Nadeau, Christian M. Paupe,

Real Raymond, Michael T. Rosicki, Bernard A. Roy as

the Directors

PROPOSAL #2.: Appoint the Auditors                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEYER BURGER TECHNOLOGY AG, BAAR

  TICKER:                  N/A                 CUSIP:   H5498Z110

  MEETING DATE:      1/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the merger between Meyer Burger        ISSUER             NO              N/A                  N/A

 Technology LTD and 3S Industries LTD

PROPOSAL #2.1: Amend the Articles of Association:              ISSUER             NO              N/A                  N/A

conduct a share split in a proportion of 1:10 by

splitting the nominal value of the previous

registered shares of CHF 0.50 each to 10 registered

shares with nominal value of CHF 0.05 each

PROPOSAL #2.2: Amend the Articles of Association:              ISSUER             NO              N/A                  N/A

increase of the share capital of CHF 1,594,595 by a

maximum amount of CHF 653,138 to a maximum amount of

CHF 2,247,733

PROPOSAL #3.: Approve the elections and resignations         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MEYER BURGER TECHNOLOGY AG, BAAR

  TICKER:                  N/A                 CUSIP:   H5498Z128

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report 2009, the                ISSUER            YES             FOR                  FOR

annual financial statements 2009 and the consolidated

 financial statements 2009, reports of the Auditors

PROPOSAL #2: Approve the use of balance sheet profit         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve to release the Members of the            ISSUER            YES             FOR                  FOR

Board of Directors and the Management Board

PROPOSAL #4: Election of the Auditors                                    ISSUER            YES             FOR                  FOR

PROPOSAL #5.1: Approve the modification of By-laws:          ISSUER            YES             FOR                  FOR

creation of approved share capital

PROPOSAL #5.2: Approve the modification of By-laws:          ISSUER            YES             FOR                  FOR

creation of conditional share capital - convertible

bond

PROPOSAL #5.3: Approve the modification of By-laws:          ISSUER            YES             FOR                  FOR

amendments of the Articles of Association in light of

 the federal act on book-entry securities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MICHAEL PAGE INTERNATIONAL PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G68694119

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts and the reports of         ISSUER            YES             FOR                  FOR

the Directors and Auditors thereon

PROPOSAL #2: Approve to declare a final dividend                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Re-elect Sir Adrian Montague as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #4: Re-elect Charles-Henri Dumon as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #5: Receive and approve the report on                   ISSUER            YES             FOR                  FOR

Directors' remuneration

PROPOSAL #6: Re-appointment of Deloitte LLP as                   ISSUER            YES             FOR                  FOR

Auditors and to authorize the audit committee to fix

their remuneration

PROPOSAL #7: Authorize the Company and its                          ISSUER            YES             FOR                  FOR

subsidiaries to make political donations in

accordance with S366 and S367 of the Companies Act

PROPOSAL #S.8: Approve and adopt the new Articles of         ISSUER            YES             FOR                  FOR

Association of the company

PROPOSAL #9: Authorize the Directors to allot shares         ISSUER            YES             FOR                  FOR

pursuant to section S551 of the companies Act 2006

PROPOSAL #S.10: Approve to disapply pre-emption rights      ISSUER            YES             FOR                  FOR

PROPOSAL #S.11: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #S.12: Approve the length of notice to                 ISSUER            YES             FOR                  FOR

convene general meetings

PROPOSAL #13: Approve the executive share option                ISSUER            YES             FOR                  FOR

scheme

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MICRO FOCUS INTERNATIONAL PLC

  TICKER:                  N/A                 CUSIP:   G6117L103

  MEETING DATE:      7/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the proposed acquisition of the        ISSUER            YES             FOR                  FOR

 entire issued and to be issued share capital of

Borland Software Corporation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MICRO FOCUS INTERNATIONAL PLC

  TICKER:                  N/A                 CUSIP:   G6117L103

  MEETING DATE:      9/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Directors and        ISSUER            YES         AGAINST           AGAINST

 auditors and the financial statements for the YE 30

APR 2009

PROPOSAL #2.: Approve a final dividend of 11.1 cents         ISSUER            YES             FOR                  FOR

per ordinary share

PROPOSAL #3.: Approve the remuneration report of the         ISSUER            YES             FOR                  FOR

Directors for the YE 30 APR 2009

PROPOSAL #4.: Re-elect Kevin Loosemore as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Stephen Kelly as a Director             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6.: Re-elect Nicholas Bray as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES         AGAINST           AGAINST

as Auditors

PROPOSAL #8.: Authorize the Directors to determine            ISSUER            YES         AGAINST           AGAINST

the remuneration of the Auditors

PROPOSAL #9.: Authorize the Directors to allot                   ISSUER            YES             FOR                  FOR

ordinary shares

PROPOSAL #S.10: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

ordinary shares for cash without first offering them

to existing shareholders

PROPOSAL #S.11: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #S.12: Authorize the Company to hold general        ISSUER            YES             FOR                  FOR

 meetings on 14 clear days notice

PROPOSAL #13.: Approve the deletion of Rule 7.2 from         ISSUER            YES             FOR                  FOR

the rules of the Company's Incentive Plan 2005

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MICROELECTRONICS TECHNOLOGY  INC

  TICKER:                  N/A                 CUSIP:   Y60361105

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES         AGAINST           AGAINST

financial statements

PROPOSAL #B.2: Approve the distribution of 2009                 ISSUER            YES             FOR                  FOR

profits or offsetting deficit

PROPOSAL #B.3: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.4: Election of the Directors and                       ISSUER            YES             FOR                  FOR

Supervisors

PROPOSAL #B.5: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MIDAS HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Y6039M114

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve, subject to and contingent              ISSUER            YES             FOR                  FOR

upon the passing of Special Resolution 1: the issue

of up to 300,000,000 Offer Shares and up to

40,000,000 Additional shares in the event of the

exercise of the Over-allotment Option in the Global

Offering at an offer price of not more than 10%

discount to the SGX-ST Market Price, pursuant to such

 structure, in such manner, on such terms and at such

 time, as the Board of Directors of the Company may

determine and all matters relating thereto; the

listing of the Shares  including the New Shares  of

the Company on the SEHK and all matters relating

thereto; and authorize the Director of the Company to

 take all necessary steps, to do all such acts and

things and sign all such documents and deed

including approving any matters in relation to the

PROPOSAL #S.1: Adopt, subject to and contingent upon         ISSUER            YES             FOR                  FOR

the passing of Ordinary Resolution 1, the new

Articles of Association  the Articles  of the Company

  as specified , which contain all the proposed

amendments to the existing Articles of the Company as

 specified, and take effect as the new Articles of

the Company in substitution for and to the exclusion

of all the existing Articles of the Company upon the

listing of the New Shares on SEHK

PROPOSAL #S.2: Adopt the Chinese name as the                       ISSUER            YES             FOR                  FOR

Company's secondary name and authorize the Company

and any Director to complete and do all such acts and

 things, including without limitation, to sign, to

seal, execute ad deliver all such documents and deeds

 and approve any amendment, alteration or

modification to any document, as they may consider

necessary, desirable or expedient to give effect to

this resolution as they may think it

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MIDAS HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Y6039M114

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors report         ISSUER            YES             FOR                  FOR

and audited accounts of the Company for the FYE 31

DEC 2009 together with the Auditors' report thereon

PROPOSAL #2.: Declare a final dividend of 0.25 cents         ISSUER            YES             FOR                  FOR

per ordinary share for the FYE 31 DEC 2009

PROPOSAL #3.: Approve the Director's fees of SGD                ISSUER            YES             FOR                  FOR

120,000 for the FYE 31 DEC 2009

PROPOSAL #4.: Re-elect Mr. Chen Wei Ping as a                     ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Article 91 of the

Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. Chew Chin Hua as a                     ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Article 91 of the

Company's Articles of Association

PROPOSAL #6.: Re-elect Dr. Xu Wei Dong as a Director,        ISSUER            YES             FOR                  FOR

 who retires pursuant to Article 97 of the Company's

Articles of Association

PROPOSAL #7.: Re-appoint Messrs. BDO LLP as the                 ISSUER            YES             FOR                  FOR

Company's Auditors and authorize the Directors to fix

 their remuneration

PROPOSAL #8.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 pursuant to Section 161 of the Companies Act,

Chapter 50 and subject to Rule 806 of the Listing

Manual of the Singapore Exchange Securities Trading

Limited [SGX-ST], to issue shares or convertible

securities in the capital of the Company [whether by

way of rights, bonus or otherwise] at any time and

upon such terms and conditions and for such purposes

and to such persons as the Directors may in their

absolute discretion deem fit provided that: the

aggregate number of shares and convertible securities

 to be issued pursuant to this Resolution does not

exceed 50% of the total number of issued shares

excluding treasury shares in the capital of the

Company of which the aggregate number of shares and

convertible securities to be issued other than on a

pro rata basis to existing shareholders of the

Company does not exceed 20% of the total number of

issued shares excluding treasury shares in the

capital of the Company for the purpose of determining

 the aggregate number of shares that may be [ii]

issued under sub-paragraph [i] above, the total

number of issued shares excluding treasury shares

shall be based on the total number of issued shares

in the capital of the Company at the time this

Resolution is passed, after adjusting for: new shares

 arising from the conversion or exercise of any

convertible securities; new shares arising from

exercising share options or vesting of share awards

which are outstanding or subsisting at the time this

Resolution is passed provided the options or awards

were granted in compliance with Part VIII of Chapter

8 of the Listing Manual of SGX-ST; and any subsequent

 consolidation or subdivision of shares; in

exercising the authority conferred by this

Resolution, the Company shall comply with the

provisions of the Listing Manual of the SGX-ST for

the time being in force [unless such compliance has

been waived by the SGX-ST] and the Articles of

Association for the time being of the Company; and

[Authority shall continue in force until the

conclusion of the next AGM of the Company or the date

 by which the next AGM of the Company is required by

PROPOSAL #9.: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

to offer and grant options [the Options] in

accordance with the Midas Employee Share Option

Scheme [the Scheme] and pursuant to Section 161 of

the Companies Act, Chapter 50, to allot and issue

from time to time such number of shares in the

capital of the Company as may be required to be

issued pursuant to the exercise of the Options under

the Scheme provided always that the aggregate number

of shares to be issued pursuant to the Scheme shall

not exceed 15% of the total number of issued shares

excluding treasury shares in the capital of the

PROPOSAL #10.: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, pursuant to Section 161 of the Companies

Act, Chapter 50 of Singapore, to allot and issue from

 time to time such number of shares in the capital of

 the Company as may be required to be allotted and

issued pursuant to the Midas Holdings Scrip Dividend

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MIDLAND HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G4491W100

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and approve the audited                       ISSUER            YES             FOR                  FOR

consolidate financial statements and the reports of

the Directors and Auditor of the Company for the YE

31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.a.i: Re-elect Mr. Wong Kin Yip, Freddie          ISSUER            YES             FOR                  FOR

as a Director of the Company

PROPOSAL #3a.ii: Re-elect Mr. Chan Kwan Hing as a              ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3aiii: Re-elect Mr. Kwok Ying Lung as a              ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.aiv: Re-elect Ms. Wong Ching Yi, Angela          ISSUER            YES         AGAINST           AGAINST

as a Director of the Company

PROPOSAL #3.b: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Director's remuneration

PROPOSAL #4: Re-appoint Messrs.                                             ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditor of the Company

to hold office until the conclusion of the next AGM

and authorize the Directors of the Company to fix

PROPOSAL #5: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

to allot, issue and deal with additional shares in

the capital of the Company and to make or grant

offers, agreements and options  including warrants,

bonds, debentures and other securities which carry

rights subscribe for or are convertible into shares

of the Company ; during the relevant period,

otherwise than pursuant to (i) a Rights Issue (as

hereinafter defined); or (ii) the exercise of rights

of subscription or conversion under the terms of any

existing warrants, bonds, debentures, notes and other

 securities of the Company; or (iii) any share option

 scheme or any similar arrangement for the time being

 adopted for the grant or issue to eligible persons

prescribed there under of shares or rights to acquire

 shares in the Company; CONTD.

PROPOSAL #6: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

subject to this resolution, to repurchase shares of

the Company on The Stock Exchange of Hong Kong

Limited (the Stock Exchange) or any other stock

exchange on which the shares of the Company may be

listed and recognised by the Securities and Futures

Commission of Hong Kong and the Stock Exchange for

this purpose, subject to and in accordance with all

applicable laws and the requirements of the Rules

Governing the Listing of Securities on the Stock

Exchange or of any other stock exchange as amended

from time to time, not exceeding 10% of the aggregate

 nominal amount of the share capital of the Company

in issue as at the date of passing of this

PROPOSAL #7: Approve, subject to the passing of the          ISSUER            YES             FOR                  FOR

Resolutions 5 and 6 set out in the notice of this

meeting, the aggregate nominal amount of shares which

 are to be repurchased by the Company pursuant to the

 authority granted to the Directors of the Company as

 mentioned in Resolution 6 set out in the notice of

this meeting shall be added to the aggregate nominal

amount of share capital that may be allotted or

agreed to be allotted by the Directors of the Company

 pursuant to Resolution 5 set out in the notice of

this meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MIKUNI COCA-COLA BOTTLING CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J42669101

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MILANO ASSICURAZIONI SPA, MILANO

  TICKER:                  N/A                 CUSIP:   T28224102

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement at 31            ISSUER             NO              N/A                  N/A

DEC 2009, report of the Board of Directors, the Board

 of Auditors and the Independent Auditors, any

adjournment thereof

PROPOSAL #2: Approve the integration of Board of                ISSUER             NO              N/A                  N/A

Auditors

PROPOSAL #3: Approve the resolutions concerning                 ISSUER             NO              N/A                  N/A

Company's own shares

PROPOSAL #4: Approve the resolutions concerning                 ISSUER             NO              N/A                  N/A

shares of Fondaria-Sai

PROPOSAL #5: Approve the resolutions concerning                 ISSUER             NO              N/A                  N/A

shares of Premafin Finanziaria

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MILLENNIUM & COPTHORNE HOTELS PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G6124F107

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the annual report for         ISSUER            YES             FOR                  FOR

YE 31 DEC 2009

PROPOSAL #2: Approve the Directors remuneration                 ISSUER            YES             FOR                  FOR

report for YE 31 DEC 2009

PROPOSAL #3: Re-election of Chirstopher Keljik  as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Re-election of Wong Hon Ren as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of His Excellency Shaukat Aziz         ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #6: Election of Nicholas George as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #7: Election of Alexander Waugh as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #8: Re-appointment of KPMG Audit Plc as the         ISSUER            YES             FOR                  FOR

Auditor

PROPOSAL #9: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 Auditors remuneration

PROPOSAL #10: Approve to extend the provisions of the        ISSUER            YES             FOR                  FOR

 Cooperation Agreement enabling City Developments

Limited to maintain its percentage of shareholding in

 the Company

PROPOSAL #11: Authorize the Directors to make                     ISSUER            YES             FOR                  FOR

political donations in accordance with provisions of

Companies Act 2008

PROPOSAL #12: Approve to renew Directors authority to        ISSUER            YES             FOR                  FOR

 allot shares

PROPOSAL #S.13: Approve to renew the Directors                   ISSUER            YES             FOR                  FOR

authority to disapply pre-emption rights over certain

 issues of shares

PROPOSAL #S.14: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases of ordinary shares of the Company

PROPOSAL #S.15: Authorize general meetings other than        ISSUER            YES             FOR                  FOR

 AGM's to be held on 14 clear days notice

PROPOSAL #S.16: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MIN AIK TECHNOLOGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y6050H101

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of joint-venture in                     ISSUER             NO              N/A                  N/A

People's Republic of China

PROPOSAL #A.5: The establishment for the rules of the        ISSUER             NO              N/A                  N/A

 board meeting

PROPOSAL #A.6: The status of the local unsecured                ISSUER             NO              N/A                  N/A

convertible bonds

PROPOSAL #A.7: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2.5 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.6: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.7: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MINARA RESOURCES LIMITED

  TICKER:                  N/A                 CUSIP:   Q6120A101

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the remuneration report contained         ISSUER            YES             FOR                  FOR

in the Directors' report of the YE 31 DEC 2009

PROPOSAL #2: Election of Ivan Glasenberg as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation, for

 the purposes of Listing Rule 14.4 and Article 6.3 of

 the Company's Constitution

PROPOSAL #3: Election of Malcolm Macpherson as a                ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation for

the purposes of Listing Rule 14.4 and Article 6.3 of

the Company's Constitution

PROPOSAL #4: Approve, for the Listing Rule of 10.14          ISSUER            YES             FOR                  FOR

and for all other purposes, grant the performance

rights  incorporating the right to acquire shares  to

 Mr. Peter Johnston, the Managing Director and Chief

Executive Officer of the Company to a maximum value

of AUD 3 million, as part of his remuneration and

incentive entitlements for the financial years ending

 31 DEC 2010, 31 DEC 2011 and 31 DEC 2012 on the

terms as specified

PROPOSAL #0: To receive the financial report of the          ISSUER             NO              N/A                  N/A

Company and the reports of the Directors and the

Auditors for the YE 31 DEC 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MINCOR RESOURCES NL

  TICKER:                  N/A                 CUSIP:   Q6137H107

  MEETING DATE:      11/12/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt, pursuant to and in accordance            ISSUER            YES             FOR                  FOR

with Section 250R(2) of the Corporations Act, the

remuneration report as contained within the

Directors' report

PROPOSAL #2.: Re-elect Mr. Ian Fred Burston as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

Rule 15.2 of the Company's Constitution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MINEFINDERS CORP LTD

  TICKER:                  N/A                 CUSIP:   602900102

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Mark H. Bailey as a                   ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.2: Election of James M. Dawson as a                 ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.3: Election of H. Leo King as a Director         ISSUER            YES             FOR                  FOR

for the ensuing year

PROPOSAL #1.4: Election of Robert L. Leclerc as a              ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.5: Election of Anthonie Luteijn as a                ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2: Appointment of KPMG LLP, Chartered                 ISSUER            YES             FOR                  FOR

Accountants, as the Auditors of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MINERAL DEPOSITS LIMITED, MELBOURNE, VICTORIA

  TICKER:                  N/A                 CUSIP:   Q6154S101

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #2.: Elect Mr. James Murray Grant as a                 ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.: Re-elect Mr. Nicholas James Limb as a          ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with Clause 58 of the Company's

PROPOSAL #4.: Re-elect Dr. Robert Victor Danchin as a        ISSUER            YES             FOR                  FOR

 Director of the Company, who retires by rotation in

accordance with Clause 58 of the Company's

PROPOSAL #5.: Ratify and approve, in accordance with         ISSUER            YES         AGAINST           AGAINST

Rules 7.4 and 7.5 of the Listing Rules of ASX

Limited, and all other purposes, the issue of

63,600,000 fully paid ordinary shares of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MINGYUAN MEDICARE DEVELOPMENT CO LTD

  TICKER:                  N/A                 CUSIP:   G6179J103

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the audited financial statements          ISSUER            YES             FOR                  FOR

and reports of the Directors and the Auditors for the

 YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend of HKD 0.01 per        ISSUER            YES             FOR                  FOR

 share

PROPOSAL #3.i: Re-elect Mr. Iu Chung as a Executive          ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.ii: Re-elect Mr. Yu Ti Jun as a Executive        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.iii: Re-elect Mr. Lee Sze Ho, Henry as a         ISSUER            YES             FOR                  FOR

Independent Non-Executive Director

PROPOSAL #3.iv: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

fix remuneration of the Directors

PROPOSAL #4: Re-appoint Deloitte Touche Tohmatsu as          ISSUER            YES             FOR                  FOR

the Auditors for the ensuring year and authorize the

Board of Directors to fix their remuneration

PROPOSAL #5: Authorize the Directors to issue, allot         ISSUER            YES             FOR                  FOR

and dealt with additional shares not exceeding 20% of

 the issued share capital of the Company at the date

of passing this resolution

PROPOSAL #6: Authorize the Directors to repurchase            ISSUER            YES             FOR                  FOR

shares not exceeding 10% of the total nominal amount

of the issued share capital of the Company at the

date of passing this resolution

PROPOSAL #7: Approve to extend the general mandate            ISSUER            YES             FOR                  FOR

granted to the Directors to issue shares by adding

the number of shares repurchased by the Company

pursuant to the passing of the Resolution 5

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MINISTOP CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J4294L100

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Adopt Reduction of            ISSUER            YES             FOR                  FOR

Liability System for All Directors, Adopt Reduction

of Liability System for All Auditors

PROPOSAL #2: Approve Merger By Absorbing a Wholly-             ISSUER            YES             FOR                  FOR

Owned Subsidiary, MS Kyushu, Co. Ltd.

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST
PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.3: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MINMETALS RESOURCES LTD, HONG KONG

  TICKER:                  N/A                 CUSIP:   Y6065U105

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and consider the Audited                     ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 and Auditors of the Company for the YE 31 DEC 2009

PROPOSAL #2.a: Re-election of Mr. Zhan Wei as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #2.b: Re-election of Ms. Shen Ling as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.c: Re-election of Mr. Wang Lixin as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.d: Re-election of Mr. Zong Qingsheng as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #2.e: Re-election of Mr. Li Liangang as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.f: Re-election of Mr. Loong Ping Kwan as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #2.g: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to fix the Directors' remuneration

PROPOSAL #3: Re-appoint the Auditors and authorize            ISSUER            YES             FOR                  FOR

the Board of Directors of the Company to fix their

remuneration

PROPOSAL #4: Authorize the Board of Directors of the         ISSUER            YES             FOR                  FOR

Company to allot additional shares not exceeding 20%

of the issued share capital of the Company

PROPOSAL #5: Authorize the Board of Directors of the         ISSUER            YES             FOR                  FOR

Company to repurchase shares of the Company not

exceeding 10% of the issued share capital of the

Company

PROPOSAL #6: Approve to extend the general mandate on        ISSUER            YES             FOR                  FOR

 the issue of additional shares by the number of

shares repurchased by the Company

PROPOSAL #S.7: Amend the Articles of Association of          ISSUER            YES             FOR                  FOR

the Company and to adopt a new Memorandum and

Articles of Association of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MINOR INTERNATIONAL PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y6069M133

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the minutes of the AGM No.16/2009        ISSUER            YES             FOR                  FOR

 held on 27 APR 2009

PROPOSAL #2.: Acknowledge the annual report and the          ISSUER            YES             FOR                  FOR

Board of Directors' report on the Company's

performance for the year 2009

PROPOSAL #3.: Approve the Company's balance sheet,            ISSUER            YES             FOR                  FOR

profit and loss statement, statement of retained

earnings and cash flow statement for the YE 31 DEC

PROPOSAL #4.: Approve the allocation of profit and            ISSUER            YES             FOR                  FOR

dividend payment for the year 2009 performance

PROPOSAL #5.: Election of the Directors to succeed            ISSUER            YES         AGAINST           AGAINST

who have to retire by rotation

PROPOSAL #6.: Approve to fix the Directors'                        ISSUER            YES             FOR                  FOR

remuneration for the year 2010

PROPOSAL #7.: Appointment of an Auditor for the year         ISSUER            YES             FOR                  FOR

2010 and approve to fix the auditing fee

PROPOSAL #8.: Approve to reduce the Company's                     ISSUER            YES             FOR                  FOR

registered capital from THB 3,351,850,736 to THB

3,350,746,158, dividing into 3,350,746,158 ordinary

shares, with a P/V of THB 1 each, through the

limitation of the registered, but unissued shares in

the amount

PROPOSAL #9.: Amend Clause 4 of the Company's                     ISSUER            YES             FOR                  FOR

Memorandum of Association in accordance with the

decrease of the registered capital

PROPOSAL #10.: Approve the issuance of the Company's         ISSUER            YES             FOR                  FOR

WTS on ordinary shares not exceeding 327, 242, 615

units for offering to existing shareholders

PROPOSAL #11.: Approve the increase of the Company's         ISSUER            YES             FOR                  FOR

registered capital from THB 3,350,746,158 to THB

3,677,988,773, by issuing 327, 242, 615 new ordinary

shares, with a P/V of THB 1 each

PROPOSAL #12.: Amend the Clause 4 of the Company's            ISSUER            YES             FOR                  FOR

Memorandum of Association in accordance with the

increase of the registered capital

PROPOSAL #13.: Approve the allotment of 327,242,615          ISSUER            YES             FOR                  FOR

new ordinary shares so as to be available for the

exercise of the Company's WTS on or d shares, which

are offered to existing shareholders

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MINTH GROUP LTD, GEORGE TOWN

  TICKER:                  N/A                 CUSIP:   G6145U109

  MEETING DATE:      7/27/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the acquisition              ISSUER            YES             FOR                  FOR

[the 2008 Acquisition] by Decade [HK] Limited from

Talentlink Development Limited [a Company

incorporated in the British Virgin Islands] and Mr.

Hsu [collectively, the Vendors] on 29 APR 2008 of the

 entire shareholding interests in Talentlink

Development Limited [a Company incorporated in Hong

Kong] and Magic Figure Investments Limited [a Company

 incorporated in the British Virgin Islands]

respectively, the related sale and purchase

agreements [the Agreements] entered into between the

Vendors as vendors and Decade [HK] Limited as

purchaser and the transactions contemplated thereby,

and any action taken or implemented by the Directors

of Minth Group Limited [the ''Company'] in connection

 with the 2008 Acquisition prior to the passing of

this resolution and authorize the Directors of the

Company to take such steps as they may consider

necessary, appropriate, desirable or expedient to

implement or give effect to the 2008 Acquisition, the

 terms of the agreements or and all transactions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MINTH GROUP LTD, GEORGE TOWN

  TICKER:                  N/A                 CUSIP:   G6145U109

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements, the reports of the Directors of

 the Company and the Auditors of the Company for the

YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009

PROPOSAL #3.a: Re-election of Mr. Chin Jong Hwa as an        ISSUER            YES             FOR                  FOR

 Executive Director of the Company

PROPOSAL #3.b: Re-election of Mr. Shi Jian Hui as an         ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #3.c: Re-election of Mr. Mu Wei Zhong as an         ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #4: Authorize the Board of Directors of the         ISSUER            YES             FOR                  FOR

Company to determine the remuneration of the

Directors of the Company

PROPOSAL #5: Re-appointment of Deloitte Touche                   ISSUER            YES             FOR                  FOR

Tohmatsu as the Company's Auditors and authorize the

Board of Directors of the Company to fix their

remuneration

PROPOSAL #6: Approve to grant a general mandate to            ISSUER            YES             FOR                  FOR

the Directors of the Company to allot, issue and

otherwise deal with the Company'S shares

PROPOSAL #7: Approve to grant a general mandate to            ISSUER            YES             FOR                  FOR

the Directors of the Company to repurchase the

Company's  shares

PROPOSAL #8: Approve to add the nominal amount of the        ISSUER            YES             FOR                  FOR

 shares repurchased by the Company to the mandate

granted to the Directors under resolution no. 6

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MIQUEL Y COSTAS & MIQUEL SA, BARCELONA

  TICKER:                  N/A                 CUSIP:   E75370101

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts, Management         ISSUER            YES             FOR                  FOR

report, and proposal of the application of the result

 of the Company and their consolidated group

PROPOSAL #2: Approve the Management of the Board                ISSUER            YES             FOR                  FOR

Members

PROPOSAL #3.1: Re-elect Mr. Jorge Mercader as a Board        ISSUER            YES         AGAINST           AGAINST

 Executive

PROPOSAL #3.2: Re-elect Mr. F. Javier Basanyez as a          ISSUER            YES         AGAINST           AGAINST

Board Executive

PROPOSAL #3.3: Re-elect Mr. Jordi Nadal as an                     ISSUER            YES         AGAINST           AGAINST

External Board Member

PROPOSAL #3.4: Re-elect Mr. Juan Caellas as an                   ISSUER            YES         AGAINST           AGAINST

External Board Member

PROPOSAL #3.5: Re-elect Antonio Canet as an External         ISSUER            YES         AGAINST           AGAINST

Board Member

PROPOSAL #3.6: Re-elect Mr. Carlos Gasoliba as an              ISSUER            YES         AGAINST           AGAINST

External Board Member

PROPOSAL #3.7: Re-elect Alvaro De La Serna as an                ISSUER            YES         AGAINST           AGAINST

External Board Member

PROPOSAL #3.8: Re-elect Joanfra SA as an External              ISSUER            YES         AGAINST           AGAINST

Board Member represented by Jose Miquel Jane

PROPOSAL #4: Re-elect or appointment of the Auditors         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the capital reduction by                     ISSUER            YES             FOR                  FOR

redemption of own shares modifying the Article 5

PROPOSAL #6: Authorize the Board Members to increase         ISSUER            YES             FOR                  FOR

the social capital up to 9 millions within 5 years

PROPOSAL #7: Authorize the Board to issue fixed                 ISSUER            YES             FOR                  FOR

income up to 85 millions

PROPOSAL #8: Authorize the Board Members to list the         ISSUER            YES             FOR                  FOR

Company in the stock market

PROPOSAL #9: Authorize the Board Members to purchase         ISSUER            YES             FOR                  FOR

own shares directly or through their subsidiaries

PROPOSAL #10: Approve the delegation of powers                    ISSUER            YES             FOR                  FOR

PROPOSAL #11: Approve the minute                                            ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MIRABELA NICKEL LTD

  TICKER:                  N/A                 CUSIP:   Q6188C106

  MEETING DATE:      9/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, for the purposes of        ISSUER            YES             FOR                  FOR

 Listing Rule 7.4 and for all other purposes, the

issue of a total of 21,500,000 ordinary shares on or

about 13 AUG 2009 to the specified persons and on the

 specified terms

PROPOSAL #2.: Approve and ratify, for the purposes of        ISSUER            YES             FOR                  FOR

 Listing Rule 7.4 and for all other purposes, the

issue of a total of 21,500,000 ordinary shares on or

about 05 AUG 2009 to the specified persons and on the

 specified terms

PROPOSAL #3.: Authorize the Directors, for the                   ISSUER            YES             FOR                  FOR

purposes of the Listing Rule 7.1 and for all other

purposes, to allot and issue 7,000,000 ordinary each

at an issue price of AUD 2.35 per share with such

ordinary shares to be issued on the specified terms

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MIRABELA NICKEL LTD

  TICKER:                  N/A                 CUSIP:   Q6188C106

  MEETING DATE:      11/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report in the            ISSUER            YES             FOR                  FOR

2009 annual report of the Company

PROPOSAL #2.: Re-elect Joseph Hamilton as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires by rotation in accordance

 with Rule 7.3 of the Constitution of the Company

PROPOSAL #3.: Ratify, for the purposes of Rule 7.4 of        ISSUER            YES         AGAINST           AGAINST

 the Listing Rules of the ASX Limited and for all

other purposes, the allotment and issue of 700,000

options [each having an exercise price of AUD 3.00

and an expiry date of 30 JUN 2014] to acquire fully

paid ordinary shares in the capital of the Company to

 key personnel as named in the explanatory

memorandum, on the terms and conditions as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MIRABELA NICKEL LTD

  TICKER:                  N/A                 CUSIP:   Q6188C106

  MEETING DATE:      3/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and ratify, for the purposes of         ISSUER            YES             FOR                  FOR

Listing Rule 7.4 and for all other purposes, the

issue of a total of 16,400,000 Shares on or about 21

DEC 2009 to the persons and on the specified terms

PROPOSAL #2: Approve, for the purposes of Listing              ISSUER            YES             FOR                  FOR

Rule 10.11 and for all other purposes, the issue of a

 total of 400,000 Shares at an issue price of AUD

2.30 per Share to Mr. Craig Burton on the terms as

PROPOSAL #3: Approve, for the purposes of Listing              ISSUER            YES             FOR                  FOR

Rule 10.11 and for all other purposes, the issue of a

 total of 1,700,000 Shares at an issue price of AUD

2.30 per Share to Lancaster Park SA on the terms as

PROPOSAL #4: Approve and ratify, for the purposes of         ISSUER            YES             FOR                  FOR

Listing Rule 7.4 and for all other purposes, the

issue of a total of 5,500,000 Shares upon the

conversion of 5,500,000 Special Warrants  each

warrant having a subscription price of CAD 2.23  on

or about 09 FEB 2010 to the persons and on the terms

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MIRABELA NICKEL LTD

  TICKER:                  N/A                 CUSIP:   Q6188C106

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive the audited financial statements        ISSUER             NO              N/A                  N/A

 of the Company for the FYE 31 DEC 2009, and the

report of the Auditors thereon

PROPOSAL #1: Adopt the remuneration report in the              ISSUER            YES             FOR                  FOR

2009 annual report of the Company, in accordance with

 the Section 250R(2) of the Corporations Act(Cth)

PROPOSAL #2: Election of Colin Steyn as a Director of        ISSUER            YES             FOR                  FOR

 the Company, who retires in accordance with the Rule

 7.3 of the Constitution of the Company

PROPOSAL #3: Re-election of Nicholas Sheard as a                ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with the Rule 7.3 of the Constitution of the Company

PROPOSAL #4: Re-election of Craig Burton as a                     ISSUER            YES             FOR                  FOR

Director of the Company, in accordance with the Rule

7.3 of the Constitution of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MISYS PLC

  TICKER:                  N/A                 CUSIP:   G61572148

  MEETING DATE:      9/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the 2009 Financial Statements          ISSUER            YES             FOR                  FOR

Directors and Auditors reports

PROPOSAL #2.: Approve the 2009 remuneration report             ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Elect Sir James Crosby as a Director             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Elect Philip Rowley as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect John King as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-elect John Ormerod as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-appoint PWC as the Auditors and                ISSUER            YES             FOR                  FOR

authorize the Directors to set their remuneration

PROPOSAL #S.8: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

relevant securities generally

PROPOSAL #S.9: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

securities for cash within specified limits

PROPOSAL #S.10: Grant authority to purchase of own            ISSUER            YES             FOR                  FOR

shares in the market

PROPOSAL #S.11: Grant authority for making of                     ISSUER            YES             FOR                  FOR

political donations

PROPOSAL #S.12: Grant authority for calling of                   ISSUER            YES             FOR                  FOR

General Meetings on 14 days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITAC TECHNOLOGY CORP

  TICKER:                  N/A                 CUSIP:   Y6084L102

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.2 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES         AGAINST           AGAINST

monetary loans, endorsement and guarantee and trading

 derivatives

PROPOSAL #B51.1: Election of Mitac International                ISSUER            YES         AGAINST           AGAINST

Corp. Shareholder no.:2 representative: Matthew Feng

Chiang Miau as a Director

PROPOSAL #B51.2: Election of Mitac International                ISSUER            YES         AGAINST           AGAINST

Corp. Shareholder no.:2 representative: Lo-Hou, Chew

as a Director

PROPOSAL #B51.3: Election of Feng-Tzu, Tsai  Id No.:         ISSUER            YES         AGAINST           AGAINST

9  as a Director

PROPOSAL #B51.4: Election of Ming-Hang, Hwang  Id              ISSUER            YES         AGAINST           AGAINST

No.: 294  as a Director

PROPOSAL #B51.5: Election of Tzu-Hwa, Hsu  Id No.:            ISSUER            YES         AGAINST           AGAINST

1577  as a Director

PROPOSAL #B52.1: Election of Lien Hwa Industrial                ISSUER            YES         AGAINST           AGAINST

Corporation Shareholder No.: 74183 representative:

Hu-Shin, Ching as a Supervisor

PROPOSAL #B52.2: Election of Tong Da Investment                 ISSUER            YES         AGAINST           AGAINST

Corporation Shareholder No.: 66023 representative:

The-Chien,Chou as a Supervisor

PROPOSAL #B.6: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITCHELLS & BUTLERS PLC, BIRMINGHAM

  TICKER:                  N/A                 CUSIP:   G61614122

  MEETING DATE:      1/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receipt of financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approval of remuneration report                      ISSUER            YES             FOR                  FOR

PROPOSAL #3.A: Reappointment of Tony Bates                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.B: Reappointment of Simon Laffin                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.C: Reappointment of Ronald Alexander                ISSUER            YES             FOR                  FOR

Robson

PROPOSAL #4.: Reappointment of Auditors                                ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Auditors' remuneration                                     ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Authority to allot equity securities             ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Disapplication of pre-emption rights             ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Authority to purchase own shares                    ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Political donations                                           ISSUER            YES             FOR                  FOR

PROPOSAL #10.: Articles of Association                                  ISSUER            YES             FOR                  FOR

PROPOSAL #11.: Notice of meetings                                           ISSUER            YES             FOR                  FOR

PROPOSAL #12.A: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         AGAINST           AGAINST

 SHAREHOLDER PROPOSAL:  appointment of John David

Lovering

PROPOSAL #12.B: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         AGAINST               FOR

 SHAREHOLDER PROPOSAL: appointment of Michael William

 Balfour

PROPOSAL #12.C: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         AGAINST               FOR

 SHAREHOLDER PROPOSAL: appointment of Jeremy John

Foster Blood

PROPOSAL #12.D: PLEASE NOTE THAT THIS RESOLUTION IS A        ISSUER            YES         AGAINST           AGAINST

 SHAREHOLDER PROPOSAL:  appointment of Simon Paul

PROPOSAL #13.: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: removal of Drummond Hall

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITIE GROUP PLC, GLASGOW

  TICKER:                  N/A                 CUSIP:   G6164F157

  MEETING DATE:      7/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report and accounts         ISSUER            YES             FOR                  FOR

for the YE 31 MAR 2009 and the reports of the

Directors and Auditors thereon

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the YE 31 MAR 2009 contained in the annual

 report and accounts

PROPOSAL #3.: Declare a final dividend for the YE 31         ISSUER            YES             FOR                  FOR

MAR 2009 of 3.6p per Ordinary 2.5p share

PROPOSAL #4.: Re-elect Mr. Graeme John Potts as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.: Re-elect Mr. Neville Roger Goodman as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #6.: Re-elect Mr. Ruby McGregor-Smith as a          ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #7.: Elect Mr. Terence Keith Morgan as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8.: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES             FOR                  FOR

 of MITIE until the conclusion of the next general

meeting before which accounts are laid, and authorize

 the Directors to determine their remuneration

PROPOSAL #9.: Authorize the Directors of MITIE,                 ISSUER            YES         AGAINST           AGAINST

pursuant to Section 80 of the Companies Act 1985, to

allot relevant securities [subject to the

restrictions set out below] in substitution for any

existing authority conferred on the Directors under

the said Section 80; the power to allot under this

resolution shall be limited to the allotment of no

more than 122,805,320 shares [which equates to a

nominal value of GBP 3,070,133], representing 38.0%

of he issued share capital of MITIE as at 31 MAR

2009; [Authority expires the earlier of the

conclusion of the next AGM of the MITIE or 15 months

after the passing of this resolution]; and the

Directors may allot relevant securities after the

expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry

PROPOSAL #S.10: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

passing of Resolution 9, pursuant to Section 95 of

the Companies Act 1985, to allot equity securities

[within the meaning of Section 94 of the said Act]

for cash as if sub-section (1) of Section 89 of the

said Act did not apply to any such allotment,

provided that this power is limited: a) to the

allotment of equity securities in connection with a

rights issue in favor of the holders of Ordinary

shares of 2.5p each where the equity securities

respectively attribute to the interests of all such

shareholders are proportionate [as near as may be] to

 the respective number of Ordinary shares held by

them but subject to such exclusions or other

arrangements as the Directors may deem necessary or

expedient to deal with any legal or practical

problems under the laws of any overseas territory or

the requirements of any regulatory body or any stock

exchange in any territory or in relation to

fractional entitlements; and ; b) otherwise than

pursuant to the sub-paragraph (a) above, the

allotment of equity securities up to an aggregate

value of 16,150,903 Ordinary shares [which equates to

 an aggregate nominal value of GBP 403,773]

representing 5% of the issued share capital of MITIE

as at 31 MAR 2009; [Authority expires the earlier of

the conclusion of the next AGM of the MITIE or 15

months of the date of passing of this resolution];

and the Directors may allot equity securities after

the expiry of this authority in pursuance of such an

PROPOSAL #S.11: Authorize the MITIE to make market            ISSUER            YES             FOR                  FOR

purchases [within the meaning of Section 163(3)] of

the Companies Act 1985] of Ordinary shares of 2.5p

each in the MITIE, on such terms and in such manner

as the Board of Directors of MITIE may from time to

time determine, provided that: a) the maximum number

of Ordinary shares that may be purchased is

32,301,805 [equating to 10% of the issued share

capital of MITIE as at 31 MAR 2009]; b) the minimum

price that may be paid for an Ordinary share is 2.5p,

 exclusive of expenses; c) the maximum price that may

 be paid for an Ordinary share is higher of (i) 105%

of the average middle market value of an Ordinary

share [as derived from the Daily Official List of the

 London Stock Exchange] on the 5 business days

immediately preceding the day on which the Ordinary

share is purchased; (ii) the value of an Ordinary

share calculated on the basis of the price quoted for

 (a) the last independent trade of , or (b) the

highest current independent bid for, any number of

Ordinary shares on the trading venue where the

purchase is carried out, exclusive of expenses;

[Authority expires the earlier of the conclusion of

the AGM of the Company or 15 months after the date of

 passing this resolution]; the Company, before the

expiry, may make a contract to purchase ordinary

shares which will or may be executed wholly or partly

PROPOSAL #S.12: Approve the general meeting [other            ISSUER            YES             FOR                  FOR

than an AGM] may be called on not less than 14 clear

days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITIE GROUP PLC, GLASGOW

  TICKER:                  N/A                 CUSIP:   G6164F157

  MEETING DATE:      9/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the purchase by MITIE of 3,600         ISSUER            YES             FOR                  FOR

C ordinary shares in the capital of the MITIE

Transport Services Limited from Ruby McGregor-Smith,

a Director of MITIE, for consideration of GBP

166,752,00, GBP 1.28 being payable in cash and GBP

166,750,72 by the allotment of 70,137 ordinary shares

 of MITIE, for the purposes of Section 190 of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITO SECURITIES CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J4354N103

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Adopt Nihon Keizai            ISSUER            YES             FOR                  FOR

Shimbun for Public Notifications When Electronic

Systems Unavailable

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUBA CORPORATION

  TICKER:                  N/A                 CUSIP:   J43572148

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Supplementary Auditor                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Supplementary Auditor                    ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUBISHI PAPER MILLS LIMITED

  TICKER:                  N/A                 CUSIP:   J44217115

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Approve Extension of Anti-Takeover                 ISSUER            YES         AGAINST           AGAINST

Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUBISHI PENCIL COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J44260107

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Allow Company to                ISSUER            YES         AGAINST           AGAINST

Repurchase its Own Shares, Allow Board to Authorize

Use of Free Share Purchase Warrants as Anti-Takeover

Defense Measure, Make Resolutions Related to Anti-

Takeover Defense Measures

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors and Corporate Auditors

PROPOSAL #5: Approve Renewal of Anti-Takeover Defense        ISSUER            YES         AGAINST           AGAINST

 Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUBISHI STEEL MFG.CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J44475101

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUBOSHI BELTING LTD.

  TICKER:                  N/A                 CUSIP:   J44604106

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUI HIGH-TEC,INC.

  TICKER:                  N/A                 CUSIP:   J44819100

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUI SUGAR CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J45163102

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MITSUI-SOKO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J45314101

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MIURA CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J45593100

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MIZUNO CORPORATION

  TICKER:                  N/A                 CUSIP:   J46023123

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MLP AG

  TICKER:                  N/A                 CUSIP:   D5388S105

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the

proposal of the Board of MDs on the appropriation of

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 27,584,065.05 as follows:

 Payment of a dividend of EUR 0.25 per no-par share

EUR 614,630.55 shall be carried forward Ex-dividend

and payable date: 21 MAY 2010

PROPOSAL #3.: Ratifcation of the acts of the Board of        ISSUER            YES             FOR                  FOR

 Managing Directors

PROPOSAL #4.: Ratification the acts of the                          ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Approve the remuneration system for the        ISSUER            YES             FOR                  FOR

 Board of Managing Directors

PROPOSAL #6.: Appointment of Auditors a) for the 2010        ISSUER            YES             FOR                  FOR

 FY: Ernst + Young GmbH, Stuttgart; b) for the 2010

abbreviated accounts and the interim report: Ernst +

Young GmbH, Stuttgart

PROPOSAL #7.: Authorization to acquire own shares the        ISSUER            YES             FOR                  FOR

 Board of Managing Directors shall be authorized to

acquire shares of the Company of up to 10% of the

share capital, at prices not deviating more than 10%

from the market price of the shares, on or before 18

NOV 2011 the Board of Managing Directors shall be

authorized to use the shares for mergers and

acquisitions, to dispose of the shares in a manner

other than the stock exchange or a rights offering if

 they are sold at a price not materially below their

market price, to use the shares within the scope of

the Company's 2002 incentive program or for

satisfying option or conversion rights, and to retire

PROPOSAL #8.: Approval of the use of derivatives                ISSUER            YES         AGAINST           AGAINST

[call and put options] for the purpose of acquiring

own shares as per item 7

PROPOSAL #9.: Resolution on the revocation of the              ISSUER            YES             FOR                  FOR

existing authorized capital, the creation of new

authorized capital, and the corresponding amendment

to the Articles of Association the existing

authorization given by the shareholders meeting of 31

 MAY 2006, to increase the share capital by up to EUR

 21,000,000 shall be revoked in respect of its unused

 portion the Board of Managing Directors shall be

authorized, with the consent of the Supervisory

Board, to increase the share capital by up to EUR

22,000,000 through the issue of new bearer no-par

shares against payment in cash and/or kind, on or

before 19 MAY 2015 Shareholders subscription rights

may be excluded for the issue of shares against

payment in kind however, shareholders shall be

granted subscription rights for a capital increase

against payment in cash except for the issue of

shares of up to 10% of the share capital at a price

not materially below their market price and for

PROPOSAL #10.: Amendments to the Articles of                       ISSUER            YES             FOR                  FOR

Association in accordance with the Law on the

Implementation of the Shareholder Rights Directive

[ARUG]; a) Section 14(4), in respect of the

shareholders meeting being convened at least 30 days

prior to the meeting the day of the convocation and

the day of the shareholders meeting not being

included in the calculation of the 30 day period; b)

Section 15(1), in respect of shareholders being

entitled to participate in and vote at the

shareholders meeting if they register with the

Company by the sixth day prior to the meeting and

provide evidence of their shareholding; c) Section

15(2), in respect of shareholders being obliged to

provide evidence of their shareholding as per the

statutory record dated] Section 17(1), in respect of

the Board of Managing Directors being authorized to

permit the audiovisual transmission of the

shareholders meeting; e) Section 17(5), in respect of

 the Board of Managing Directors being authorized to

permit shareholders to participate in the

shareholders meeting by the use of electronic means

of communication; f) Section 17(6), in respect of the

 Board of Managing Directors being authorized to

permit shareholders to absentee vote at a

PROPOSAL #11.: Resolution on the location of the                ISSUER            YES             FOR                  FOR

shareholders meeting and the corresponding amendment

to the Articles of Association the shareholders,

meeting shall be held at the Company's seat, in a

city within a radius of 100 km from the Company's

seat, or at the domicile of a German stock exchange

PROPOSAL #12.: Resolution on the adjustment of the            ISSUER            YES             FOR                  FOR

remuneration for the Supervisory Board with effect as

 of the 2010 FY and the corresponding amendment to

the Articles of Association each Member of the

Supervisory Board shall receive a fixed annual

remuneration of EUR 40,000, the chairman shall

receive twice, and the deputy chairman one and a half

 times, this amount furthermore, each member of the

Audit Committee and of the Personnel Committee shall

receive a fixed annual remuneration of EUR 25,000 and

 EUR 15,000, respectively the Chairmen of these

Committees shall receive twice these amounts

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MMX MINERACAO E METALICOS S A

  TICKER:                  N/A                 CUSIP:   P6829U102

  MEETING DATE:      9/11/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Elect Mr. Joaquim Martino Ferreira to          ISSUER            YES             FOR                  FOR

the position of Vice-Chairperson of the Board of

Directors of the Company

PROPOSAL #II.: Approve the consolidation of the                 ISSUER            YES             FOR                  FOR

Company's Corporate Bylaws, so as to reflect the

increase in the share capital approved at the meeting

 of the Board of Directors of the Company held on 03

AUG 2009, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MMX MINERACAO E METALICOS SA, BRASIL

  TICKER:                  N/A                 CUSIP:   P6829U102

  MEETING DATE:      3/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of 2 new members to the Board          ISSUER            YES             FOR                  FOR

of Directors of the Company, to

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MMX MINERACAO E METALICOS SA, BRASIL

  TICKER:                  N/A                 CUSIP:   P6829U102

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Receive the Administrators accounts, to         ISSUER            YES             FOR                  FOR

examine, discuss and vote on the Administrations

report, the financial statements and the accounting

statements accompanied by the Independent Auditor's

report regarding the FY ending on 31 DEC 2009

PROPOSAL #II: Approve the destination of the year end        ISSUER            YES             FOR                  FOR

 results

PROPOSAL #III: Approve the election and re-election          ISSUER            YES             FOR                  FOR

of the Members of the Board of Directors

PROPOSAL #IV: Approve to set the Director's                        ISSUER            YES         AGAINST           AGAINST

remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MOBIMO HOLDING AG, LUZERN

  TICKER:                  N/A                 CUSIP:   H55058103

  MEETING DATE:      12/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: TO VOTE IN THE UPCOMING MEETING, YOUR          ISSUER            YES             FOR               AGAINST

NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS

BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE

ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE

COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING

 RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND

NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MOBIMO HOLDING AG, LUZERN

  TICKER:                  N/A                 CUSIP:   H55058103

  MEETING DATE:      12/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect Daniel Crausaz, Bernard                        ISSUER            YES             FOR                  FOR

Guillelmon and Paul Rambert as the Member of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MOBIMO HOLDING AG, LUZERN

  TICKER:                  N/A                 CUSIP:   H55058103

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: TO VOTE IN THE UPCOMING MEETING, YOUR            ISSUER            YES             FOR               AGAINST

NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS

BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE

ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE

COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING

 RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND

NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MOBIMO HOLDING AG, LUZERN

  TICKER:                  N/A                 CUSIP:   H55058103

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, annual                   ISSUER            YES             FOR                  FOR

accounts and the accounts of the Mobimo Holding for

2009, report of the Auditors

PROPOSAL #2: Approve to allocate as follows the                 ISSUER            YES             FOR                  FOR

profit of 111 167 476.61 CHF: Report a New Account:

111 167 476.61 CHF

PROPOSAL #3: Approve to grant a discharge to all the         ISSUER            YES             FOR                  FOR

members of the Board of Directors and the Management

for the FY 2009

PROPOSAL #4: Approve to: increase the authorized                ISSUER            YES             FOR                  FOR

capital by an amount of 18 687 298.00 CHF up to a

maximum amount of 45 600 000.00 CHF and authorize in

consequence the Board of Directors to increase the

capital of shares from today to May 22nd 2012 through

 the issuance of 1 200 000 nominative shares up to a

maximum nominal value of 38.00 CHF each, to release

entirely. A) increase the conditional capital from an

 amount of 4 226 702 CHF to a maximum amount of 45

600 000.00 CHF for the bearer to a maximum 49 826

702.00 CHF, through the issuance of a maximum 1 311

229 nominative shares for a maximum nominal value of

38.00 CHF each, distributed as follows: i) up to 78

783 nominative shares at maximum for the realization

of the program of participation of collaborators in

course; ii) up to 32 446 nominative shares for a

maximum subscription rights created after 5 MAY 2010

under the new program of participation of

collaborators, and; iii) up to 1 200 000 nominative

shares for a maximum conversion rights and/or option

arising from convertible bonds, bonds with warrants,

bonds or other financial instruments of the company

or companies of the Group

PROPOSAL #5: Approve the par value payment to                     ISSUER            YES             FOR                  FOR

Shareholders [decrease of share capital]

PROPOSAL #6.1: Re-election of Urs Ledermann as a                ISSUER            YES             FOR                  FOR

Board of Director

PROPOSAL #6.2: Re-election of Brian Fischer as a                ISSUER            YES             FOR                  FOR

Board of Director

PROPOSAL #6.3: Re-election of Daniel Crausaz as a              ISSUER            YES             FOR                  FOR

Board of Director

PROPOSAL #6.4: Re-election of Bernard Guillelmon as a        ISSUER            YES             FOR                  FOR

 Board of Director

PROPOSAL #6.5: Re-election of Wilhelm Hansen as a              ISSUER            YES             FOR                  FOR

Board of Director

PROPOSAL #6.6: Re-election of Paul Rambert as a Board        ISSUER            YES             FOR                  FOR

 of Director

PROPOSAL #6.7: Re-election of Peter Schaub as a Board        ISSUER            YES             FOR                  FOR

 of Director

PROPOSAL #6.8: Re-election of Paul Schnetzer as a              ISSUER            YES             FOR                  FOR

Board of Director

PROPOSAL #6.9: Re-election of Georges Theiler as a            ISSUER            YES             FOR                  FOR

Board of Director

PROPOSAL #7: Election of the Auditors                                    ISSUER            YES             FOR                  FOR

PROPOSAL #8: Miscellaneous                                                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MODEC,INC.

  TICKER:                  N/A                 CUSIP:   J4636K109

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MODERN TIMES GROUP AB

  TICKER:                  N/A                 CUSIP:   W56523116

  MEETING DATE:      8/25/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Election of Chairman of the EGM                      ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Preparation and approval of the voting         ISSUER             NO              N/A                  N/A

list

PROPOSAL #3.: Approval of the agenda                                     ISSUER             NO              N/A                  N/A

PROPOSAL #4.: Election of 1 or 2 persons to check and        ISSUER             NO              N/A                  N/A

 verify the minutes

PROPOSAL #5.: Determination of whether the Meeting            ISSUER             NO              N/A                  N/A

has been duly convened

PROPOSAL #6.: Approve to entitle the holders of Class        ISSUER            YES             FOR                  FOR

 A shares to reclassify their Class A shares into

Class B shares, upon which time 1 Class A share shall

 be eligible for reclassification into 1 Class B

share; an application for reclassification shall be

made during the period 25 AUG 2009 through 31 DEC

2009; the reclassification request may include some

or all of the shareholder's Class A shares and should

 either state the number of Class A shares that shall

 be reclassified, or the fraction [stated in

percentage with no more than 2 decimals] of the total

 number of votes in the Company that the Class A

shareholder wants to hold after the reclassification;

 an application for reclassification shall be made in

 writing to the Board of Directors which will

thereafter handle the issue of reclassification

PROPOSAL #7.: Closing of the EGM                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MODERN TIMES GROUP AB

  TICKER:                  N/A                 CUSIP:   W56523116

  MEETING DATE:      5/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Election of Lawyer Wilhelm Luning as a         ISSUER             NO              N/A                  N/A

Chairman of the AGM

PROPOSAL #2.: Preparation and approval of the voting         ISSUER             NO              N/A                  N/A

list

PROPOSAL #3.: Approval of the agenda                                     ISSUER             NO              N/A                  N/A

PROPOSAL #4.: Election of one or two persons to check        ISSUER             NO              N/A                  N/A

 and verify the minutes

PROPOSAL #5.: Determination of whether the Annual              ISSUER             NO              N/A                  N/A

General Meeting has been duly convened

PROPOSAL #6.: Presentation of the annual report, the         ISSUER             NO              N/A                  N/A

auditors' report and the consolidated financial

statements and the auditors' report on the

consolidated financial statements

PROPOSAL #7.: Adopt the income statement and balance         ISSUER            YES             FOR                  FOR

sheet and of the consolidated income statement and

the consolidated balance sheet

PROPOSAL #8.: Approve the resolution on the treatment        ISSUER            YES             FOR                  FOR

 of the Company's unappropriated earnings or

accumulated loss as stated in the adopted balance

sheet; a dividend of SEK 5.50 per share; the record

date is to be Thursday 20 MAY 2010; the dividend is

estimated to be paid out by Euroclear Sweden on 25

MAY 2010

PROPOSAL #9.: Grant discharge of liability to the              ISSUER            YES             FOR                  FOR

Directors of the Board and the Chief Executive Officer

PROPOSAL #10.: Approve the determination that the              ISSUER            YES             FOR                  FOR

Board of Directors shall consist of seven Directors

and no deputy Directors

PROPOSAL #11.: Approve that the fixed remuneration            ISSUER            YES             FOR                  FOR

for each Director of the Board for the period until

the close of the next AGM shall be unchanged; the

Board remuneration shall amount to a total of SEK

3,950,000, of which SEK 1,100,000 shall be allocated

to the Chairman of the Board, SEK 400,000 to each of

the directors of the Board and a total of SEK 450,000

 as remuneration for the work in the Committees of

the Board of Directors; the Nomination Committee

proposes that for work within the Audit Committee SEK

 200,000 shall be allocated to the Chairman and SEK

75,000 to each of the other two Members; for work

within the remuneration Committee SEK 50,000 shall be

 allocated to the Chairman and SEK 25,000 to each of

the other two Members; furthermore, remuneration to

the Auditor shall be paid in accordance with approved

PROPOSAL #12.: Re-election of Mia Brunell Livfors,            ISSUER            YES             FOR                  FOR

David Chance, Simon Duffy, Alexander Izosimov,

Michael Lynton, David Marcus and Cristina Stenbeck as

 the Members of the Board of Directors for the period

 until the close of the next AGM; the Nomination

Committee proposes that the AGM shall re-elect David

Chance as Chairman of the Board of Directors;

furthermore, the Board of Directors at the

Constituent Board Meeting appoints an Audit Committee

 and a remuneration Committee within the Board of

PROPOSAL #13.: Approve the determination of the                 ISSUER            YES             FOR                  FOR

number of Auditors and election of Auditors: it was

noted that the accounting firm KPMG AB was appointed

as Auditor, with the authorized Public Accountant

Carl Lindgren as auditor in charge, at the AGM in

2006, for a period of four years; the Nomination

Committee proposes that the Company shall have two

Auditors and that KPMG AB is re-appointed as the

Auditor, with the authorized Public Accountant George

 Pettersson as Auditor in charge, for a period of

four years; at the AGM 2007, Ernst & Young Aktiebolag

 was appointed as the Auditor, with the authorized

Public Accountant Erik Astrom as auditor in charge,

for a period of four years, i.e. until the AGM 2011

PROPOSAL #14.: Approve the specified procedure of the        ISSUER            YES             FOR                  FOR

 Nomination Committee

PROPOSAL #15.: Approve the specified guidelines for          ISSUER            YES             FOR                  FOR

remuneration to the Senior Executives

PROPOSAL #16.: Approve the Incentive Programme                   ISSUER            YES             FOR                  FOR

comprising the following: a) adopt an incentive

programme; b) authorization to resolve to issue Class

 C shares; c) authorization to resolve to repurchase

own Class C shares; d) transfer of own Class B Shares

PROPOSAL #17.: Authorize the Board of Directors on            ISSUER            YES             FOR                  FOR

one or more occasions for the period up until the

next AGM on repurchasing so many Class A and/or Class

 B shares that the Company's holding does not at any

time exceed 10% of the total number of shares in the

Company; the repurchase of shares shall take place on

 the Nasdaq OMX Stockholm and may only occur at a

price within the share price interval registered at

that time, where share price interval means the

difference between the highest buying price and

lowest selling price furthermore, it is proposed that

 the AGM authorizes the Board of Directors to pass a

resolution on one or more occasions for the period up

 until the next AGM on transferring the Company's own

 Class A and/or Class B shares on the Nasdaq OMX

Stockholm or in connection with an acquisition of

companies or businesses; the transfer of shares on

the Nasdaq OMX Stockholm may only occur at a price

within the share price interval registered at that

time; the authorization includes the right to resolve

 on disapplication of the preferential rights of

shareholders and that payment shall be able to be

PROPOSAL #18.: Closing of the Meeting                                    ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MONADELPHOUS GROUP LTD MNDDA

  TICKER:                  N/A                 CUSIP:   Q62925104

  MEETING DATE:      11/24/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Peter John Dempsey as a            ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Company's Constitution

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MONDI PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G6258S107

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect John Nicholas as the Director of         ISSUER            YES             FOR                  FOR

Mondi Limited and Mondi Plc in accordance with the

provisions of the Articles of Association of Mondi

Limited and Mondi Plc

PROPOSAL #2.: Re-elect David Hathom as a Director of         ISSUER            YES             FOR                  FOR

Mondi Limited and Mondi Plc in accordance with the

provisions of the Articles of Association of Mondi

Limited and Mondi Plc

PROPOSAL #3.: Re-elect Colin Matthews as the Director        ISSUER            YES             FOR                  FOR

 of Mondi Limited and Mondi Plc in accordance with

the provisions of the Articles of Association of

Mondi Limited and Mondi Plc

PROPOSAL #4.: Re-elect David Williams as a Director          ISSUER            YES             FOR                  FOR

of Mondi Limited and Mondi plc in accordance with the

 provisions of the Articles of Association of Mondi

Limited and Mondi Plc

PROPOSAL #5.: Elect Colin Matthews as a Member of the        ISSUER            YES             FOR                  FOR

 DLC Audit Committee of Mondi Limited and Mondi Plc,

to hold office until the conclusion of the AGM of

Mondi Limited and Mondi Plc to be held in 2011

PROPOSAL #6.: Elect John Nicholas as a Member of the         ISSUER            YES             FOR                  FOR

DLC Audit Committee of Mondi Limited and Mondi Plc,

to hold office until the conclusion of the AGM of

Mondi Limited and Mondi Plc to be held in 2011

PROPOSAL #7.: Elect Anne Quinn as a Member of the DLC        ISSUER            YES             FOR                  FOR

 Audit Committee of Mondi Limited and Mondi Plc to

hold office until the conclusion of the AGM of Mondi

Limited and Mondi Plc to be held in 2011

PROPOSAL #8.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements of Mondi Limited for the YE 31 DEC 2009

together with the reports of the Directors and the

Auditors of Mondi Limited

PROPOSAL #9.: Approve the remuneration report of                ISSUER            YES             FOR                  FOR

Mondi Limited for the YE 31 DEC 2009

PROPOSAL #10.: Approve, subject to the passing of              ISSUER            YES             FOR                  FOR

Resolution 20, to declare a final dividend of

73.54690 rand cents per ordinary share in Mondi

Limited for the YE 31 DEC 2009

PROPOSAL #11.: Re-appoint Deloitte & Touche as the            ISSUER            YES             FOR                  FOR

Auditors, and Bronwyn Kilpatrick as the Registered

Auditor responsible for the Audit, of Mondi Limited

to hold office until the conclusion of the AGM of

Mondi Limited to be held in 2011

PROPOSAL #12.: Authorize the DLC Audit Committee of          ISSUER            YES             FOR                  FOR

Mondi Limited to fix the remuneration of Deloitte &

Touche

PROPOSAL #S.13: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

Mondi Limited as specified and adopt the Articles of

Association of Mondi Limited in substitution for, and

 to the exclusion of, the existing Articles of

Association of Mondi Limited, with effect from the

end of this meeting

PROPOSAL #14.: Approve the number of shares equal to         ISSUER            YES             FOR                  FOR

5% of the issued ordinary shares of ZAR 0.20 each in

the share capitol of Mondi Limited, be placed under

the control of the Directors of Mondi Limited as a

general authority in terms of Section 221 of the

South African Companies Act, No.61 of 1973, as

amended, [the SA Act], who are authorized to allot

and issue the same at their discretion until the AGM

of Mondi Limited to be held in 2011, subject to the

provisions of the SA Act and the Listings

Requirements of the JSE Limited

PROPOSAL #15.: Approve the number of shares equal to         ISSUER            YES             FOR                  FOR

5% of the issued special converting shares of ZAR

0.20 each in the share capital of Mondi Limited, be

placed under the control of the Directors of Mondi

Limited as a general authority in terms of Section

221 of the South African Companies Act, No.61 of 1973

 as amended, [the SA Act], who are authorized to

allot and issue the same at their discretion until

the AGM of Mondi Limited to be held in 2011, subject

to the provisions of the SA Act and the Listings

Requirements of the JSE Limited

PROPOSAL #16.: Authorize the Directors of Mondi                 ISSUER            YES             FOR                  FOR

limited, subject to the passing of Resolution 14, the

 South African Companies Act, No.61 of 1973, as

amended, and the Listings Requirements of the JSE

Limited to allot and issue up to 7,344,816 Mondi

Limited ordinary shares for cash as and when suitable

 situations arise, subject to the specific

limitations as required by the Listing Requirements

of the JSE Limited

PROPOSAL #S.17: Approve, in terms of the Article 11          ISSUER            YES             FOR                  FOR

of the Articles of Association of Mondi Limited and

with effect from 06 MAY 2010, Mondi Limited as a

general approval contemplated in Sections 85 and 89

of the South African Companies Act, No.61 of 1973 as

amended, (the SA Act), the acquisition by Mondi

Limited, or any of its subsidiaries from time to

time, of the issued ordinary shares of Mondi Limited,

 upon such terms and conditions and in such amounts

as the Directors of Mondi Limited or any of its

subsidiaries may from time to time decide, hut

subject to the provisions of the SA Act and the

PROPOSAL #18.: Receive the audited financial                       ISSUER            YES             FOR                  FOR

statements of Mondi Plc for the YE 31 Dec 2009

together with the reports of the Directors and the

Auditors of Mondi Plc

PROPOSAL #19.: Approve the remuneration report of              ISSUER            YES             FOR                  FOR

Mondi Plc for the YE 31 DEC 2009

PROPOSAL #20.: Approve, subject to the passing of              ISSUER            YES             FOR                  FOR

Resolution 10, to declare a final dividend of 7.0

Euro cents per ordinary share in Mondi Plc for the YE

 31 DEC 2009

PROPOSAL #21.: Re-appoint Deloitte LLP as the                     ISSUER            YES             FOR                  FOR

Auditors of Mondi Plc to hold office until the

conclusion of the AGM of Mondi Plc to be held in 2011

PROPOSAL #22.: Authorize the DLC Audit Committee of          ISSUER            YES             FOR                  FOR

Mondi Plc to fix the remuneration of Deloitte LLP

PROPOSAL #S.23: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

Mondi Plc by deleting all the provisions of the Mondi

 Plc Memorandum of Association which by virtue of

Section 28 of the UK Companies Act 2006, are to be

treated as provisions of the Mondi Plc Articles of

Association; and the Articles of Association of Mondi

 Plc as specified and adopt the Articles of

Association of Mondi Plc in substitution for, and to

the exclusion of, the existing Articles of

Association of Mondi Plc, With effect from the end of

PROPOSAL #24.: Authorize the Directors of Mondi Plc,         ISSUER            YES             FOR                  FOR

pursuant to and in accordance with Section 551 of the

 UK Companies Act 2006 to exercise all the powers of

Mondi Plc to allot shares or grant rights to

subscribe for or to convert any security into shares

up to an aggregate nominal amount of EUR

5,141,371.20, such authority to apply in substitution

 for all previous authorities pursuant to Section 551

 of the UK Companies Act 2006 [Authority expire the

earlier at the conclusion of the next AGM of Mondi

Plc to be held in 2011 or 06 August 2011]; but so

that Mondi Plc may make offers or enter into

agreements during the relevant period which would, or

 might, require shares to be allotted after the

PROPOSAL #S.25: Authorize the Directors of Mondi Plc,        ISSUER            YES             FOR                  FOR

 subject to the passing of resolution 24 to allot

equity securities [as specified in Section 560(1) of

the UK Companies Act 2006] wholly for cash pursuant

to the authority given in Resolution 24 in connection

 with: [i] a rights issue to ordinary shareholders

(excluding any holding of treasury shares) where the

rights of each shareholder are, as nearly as

practicable, proportionate to the number of shares

held, the Directors of Mondi Plc may exclude certain

shareholders, deal with fractions and generally

manage the rights issue as they think fit; and [ii]

the allotment of equity securities up to an aggregate

 nominal value of EUR 3,672,408 as if Section 561(1)

of the UK Companies Act 2006, to the extent

applicable, disapplying to any such allotment;

[Authority expires at the conclusion of the next AGM

of Mondi Plc to be held in 2011 or, it earlier, 06

AUG 2011], but so that Mondi Plc may make offers and

enter into agreements which would, or might, require

equity securities to be allotted after the power

PROPOSAL #S.26: Authorize Mondi Plc, for the purpose         ISSUER            YES             FOR                  FOR

of Section 701 of the UK Companies Act 2006 to make

market purchases (as specified in Section 693 of the

UK Companies Act 2006) of its own ordinary shares in

the capital of Mondi Plc provided that: [i] the

maximum number of ordinary shares which may be

purchased is 18,362,040 (representing 5% of Mondi Plc

 issued ordinary share capital); [ii] the minimum

price which may be p for any ordinary share is EUR

0.20; [iii] the maximum price which may be paid for

any ordinary share is no more than 5% above the

average of the middle market quotations of the

ordinary shares of Mondi Plc as derived from the

London Stock Exchange Daily Official List for the

five business days immediately before the day on

which such share is contacted to be purchased; and

[Authority expires at the conclusion of the AGM of

Mondi Plc to be held in 2011 or 06 AUG 2011]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MONEYSUPERMARKET.COM GROUP PLC, CHESTER

  TICKER:                  N/A                 CUSIP:   G6258H101

  MEETING DATE:      3/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the reports and accounts for the        ISSUER            YES         AGAINST           AGAINST

 YE 31 DEC 2009

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009

PROPOSAL #4: Re-elect Simon Nixon as a Director                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Re-elect Michael Wemms as a Director               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Re-elect Rob Rowloy as a Director                    ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Re-appoint KPMG Audit Plc as the Auditors      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #8: Authorize the Directors to determine the        ISSUER            YES         AGAINST           AGAINST

 Auditors' remuneration

PROPOSAL #9: Authorize the Directors to allot shares         ISSUER            YES             FOR                  FOR

PROPOSAL #S.10: Approve to disapply statutory pre-             ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #S.11: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #12: Grant authority for the making of                 ISSUER            YES             FOR                  FOR

political donations and incurring of political

expenditure

PROPOSAL #S.13: Grant authority for the calling of            ISSUER            YES             FOR                  FOR

general meetings on not less than 14 days notice

PROPOSAL #S.14: Adopt new Articles of Association               ISSUER            YES             FOR                  FOR

PROPOSAL #15: Grant authority for the making of a              ISSUER            YES             FOR                  FOR

payment to certain share option holders

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MONNET ISPAT & ENERGY LTD

  TICKER:                  N/A                 CUSIP:   Y61379114

  MEETING DATE:      9/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES         ABSTAIN           AGAINST

sheet as at 31 MAR 2009, profit and loss account for

the YE 31 MAR 2009 along with report of Board of

Directors and the Auditors report thereon

PROPOSAL #2.: Re-appoint Shri. M.S. Gujral as a                 ISSUER            YES         ABSTAIN           AGAINST

Director, who retires by rotation

PROPOSAL #3.: Re-appoint Shri. P.L. Nene as a                     ISSUER            YES         ABSTAIN           AGAINST

Director, who retires by rotation

PROPOSAL #4.: Declare a dividend                                            ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #5.: Appoint the Auditors and approve to fix        ISSUER            YES         ABSTAIN           AGAINST

 their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MORGAN CRUCIBLE CO PLC, BERKSHIRE

  TICKER:                  N/A                 CUSIP:   G62496131

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the reports of the Directors and        ISSUER            YES             FOR                  FOR

 the Auditors and the accounts for the YE 0 3JAN 2010

PROPOSAL #2: Approve the Remuneration Committee report      ISSUER            YES             FOR                  FOR

PROPOSAL #3: Declare a Final Dividend at the rate of         ISSUER            YES             FOR                  FOR

4.5 pence per Ordinary share for the YE 03 JAN 2010

PROPOSAL #4: Re-elect Kevin Dangerfield as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Tim Stevenson as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-appoint KPMG Audit Plc as Auditors             ISSUER            YES             FOR                  FOR

PROPOSAL #7: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to agree the remuneration of the Auditors

PROPOSAL #8: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to allot relevant Securities

PROPOSAL #9: Authorize the Directors to offer the              ISSUER            YES             FOR                  FOR

holders of Ordinary shares the right to elect to

receive new Ordinary shares instead of cash dividends

PROPOSAL #S.10: Amend the Company's Articles of                 ISSUER            YES             FOR                  FOR

Association

PROPOSAL #S.11: Approve to enable the Company to                ISSUER            YES             FOR                  FOR

convene a general meeting  other than AGM's on 14

days' notice

PROPOSAL #S.12: Authorize the Directors of the                   ISSUER            YES             FOR                  FOR

Company to disapply pre-emption rights

PROPOSAL #S.13: Authorize the Directors of the                   ISSUER            YES             FOR                  FOR

Company to make political donations

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MORGAN SINDALL PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G81560107

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and accept the financial                     ISSUER            YES             FOR                  FOR

statements and the reports of the Directors and the

independent Auditors for the YE 31 DEC 2009

PROPOSAL #2: Election of Patrick De Smedt as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3: Election of Simon Gulliford as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #5: Re-appoint Deloitte LLP as the                        ISSUER            YES             FOR                  FOR

Independent Auditors

PROPOSAL #6: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

Independent Auditors' remuneration

PROPOSAL #7: Authorize the Directors to allot shares         ISSUER            YES             FOR                  FOR

PROPOSAL #S.8: Approve to dis-apply pre-emption rights      ISSUER            YES             FOR                  FOR

PROPOSAL #S.9: Authorize the Company to purchase its         ISSUER            YES             FOR                  FOR

own shares

PROPOSAL #S.10: Adopt new Articles of Association               ISSUER            YES             FOR                  FOR

PROPOSAL #S.11: Approve to allow meetings of the                ISSUER            YES             FOR                  FOR

Company to be called on 14 clear days notice

PROPOSAL #12.: Authorize the Company and its                       ISSUER            YES             FOR                  FOR

subsidiaries to make donations to political

organizations and incur political expenditure

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MORGUARD REAL ESTATE INVT TR

  TICKER:                  N/A                 CUSIP:   617914106

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Election of Michael A. J. Catford, J.          ISSUER            YES             FOR                  FOR

Rob Collins, Walter A. Keyser, Edward C. Kress, David

 A. King, Michael F. B. Nesbitt, K. [Rai] Sahi and

Antony K. Stephens as the Trustees

PROPOSAL #2.: Appointment of Ernst & Young LLP,                 ISSUER            YES             FOR                  FOR

Chartered Accountants as the Auditor of the Trust for

 the ensuing year and authorize the Trustees to fix

the remuneration of the Auditor

PROPOSAL #3.: Amend the Declaration of Trust as more         ISSUER            YES             FOR                  FOR

fully described in Appendix A of the accompanying

management Information Circular

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MORINAGA & CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J46367108

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MORINAGA MILK INDUSTRY CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J46410114

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Allow Board to Authorize Use of Free              ISSUER            YES         AGAINST           AGAINST

Share Purchase Warrants as Anti-Takeover Defense

Measure

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MORPHOSYS AG, MARTINSRIED

  TICKER:                  N/A                 CUSIP:   D55040105

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements and annual report, and the report

pursuant to Sections 289(4) and 315(4) of the German

PROPOSAL #2.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #3.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #4.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: KPMG AG, Munich

PROPOSAL #5.: Approval of the compensation system for        ISSUER            YES             FOR                  FOR

 the Board of Managing Directors, comprising a fixed

annual remuneration, a short-term incentive of 60% of

 the annual remuneration in the event the respective

performance target is reached, and a long-term

incentive consisting of stock options and/or

convertible bonds

PROPOSAL #6.: Authorization to acquire own shares the        ISSUER            YES             FOR                  FOR

 Company shall be authorized to acquire own shares of

 up to 10 % of its share capital, at prices not

deviating more than 10% their market price, on or

before 30 APR 2015; the Board of Managing Directors

shall be authorized to retire the shares, to sell the

 shares at a price not materially below their market

price, to use the shares for acquisition purposes or

for the fulfillment of conversion rights, and to

offer the shares to employees and executives

PROPOSAL #7.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association in connection with the shareholder right

directive implementation law (ARUG), as follows:

Section 16, regarding the announcement of the share-

holders' meeting 30 days in advance Section 17,

regarding shareholders registering to attend the

shareholders' meeting six days in advance, and

providing proof of their holdings as per the

statutory record date Section 18, regarding proxy

voting instructions being issued in textual form,

online participation in and absentee voting at

shareholders' meeting'S being permitted Section 19,

regarding the Chairman of the shareholders' meeting

being authorized to allow the audiovisual

PROPOSAL #8.: Resolution on amendments to the                     ISSUER            YES             FOR                  FOR

contingent capital, and the corresponding amendments

to the Articles of Association the contingent capital

 2003-II of EUR 1,288,749 shall be reduced to EUR

824,064, to reflect the amount of outstanding

conversion rights

PROPOSAL #9.: Approval of the Supervisory Board                 ISSUER            YES             FOR                  FOR

remuneration for the 2010 FY the Chairman shall

receive a fixed remuneration of EUR 61,000 plus EUR

3,000 per meeting, the Deputy Chairman and the other

members shall receive EUR 45,750 and EUR 30,500,

respectively, plus EUR 1,500 per meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MOS FOOD SERVICES,INC.

  TICKER:                  N/A                 CUSIP:   J46754107

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MOSEL VITELIC INC

  TICKER:                  N/A                 CUSIP:   Y6139V105

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Business report for year 2009                       ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: Audit Committees report for year 2009         ISSUER             NO              N/A                  N/A

PROPOSAL #1.3: Status of MVIS Credit Guarantees in            ISSUER             NO              N/A                  N/A

2009

PROPOSAL #2.1: Ratify the financial statement for 2009      ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Approve to accept the appropriation of        ISSUER            YES             FOR                  FOR

 loss proposal of 2009 (no dividend will be

PROPOSAL #2.3: Amend the Company's Articles of                   ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #2.4: Amend the Company's regulations for            ISSUER            YES             FOR                  FOR

governing loaning of funds and making of endorsement

and guarantees

PROPOSAL #3: Other proposals and extraordinary motions      ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MOSER-BAER (INDIA) LTD

  TICKER:                  N/A                 CUSIP:   Y61392117

  MEETING DATE:      9/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009, profit and loss account for

the YE on that date and the reports of the Directors'

 and Auditors' thereon

PROPOSAL #2.: Declare a dividend on equity shares of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #3.: Re-appoint Mr. Deepak Puri as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mrs. Nita Puri as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Prakash Karnik as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Re-appoint M/s Price Waterhouse,                   ISSUER            YES             FOR                  FOR

Chartered Accountants as the Statutory Auditors of

the Company to hold office from the conclusion of

this AGM until the conclusion of the next AGM;

approve to pay the remuneration which may be decided

by the Board of Directors or a Committee of the Board

 of Directors of the Company

PROPOSAL #7.: Re-appoint Mr. Frank E. Dangeard as a          ISSUER            YES             FOR                  FOR

Director of the Company, who is liable to retire by

rotation

PROPOSAL #8.: Appoint Mr. Viraj Sawhney as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who is not liable to retire by

PROPOSAL #9.: Authorize the Board of Directors,                 ISSUER            YES             FOR                  FOR

pursuant to the provisions of Section 293 (1) (e) and

 other applicable provisions, if any, of the

Companies Act, 1956 or rules made there under,

consent of the Members of the Company to contribute,

donate, subscribe or otherwise provide assistance

from time to time to any charitable, public social,

benevolent or general fund society, association,

institutions, trust, organization, not directly

relating to the business of the Company or the

welfare of its employees for taking up any programme

activities of social, cultural, educational,

economic, rural development of people at large and/or

 incur any expenditure on their behalf, up to an

amount not exceeding INR 7,800,000 for the FY 2009-10

 notwithstanding the fact that said amount may exceed

 50,000 or 5% of the Company's average net profit as

determined in accordance with the provisions of

Section 349 and 350 of the Companies Act,1956 during

the 3 FY's immediately preceding the current FY,

whichever is greater

PROPOSAL #S.10: Approve, pursuant to the provisions          ISSUER            YES             FOR                  FOR

of Section 309, 314 and other applicable provisions,

if any, of the Companies Act, 1956, and subject to

such statutory approvals and consents as may be

required, consent of the members of the Company

accorded to enter into Consulting Agreement with

HARCOURT a Company incorporated under the laws of

France [hereinafter called 'the Consultant', which

expression shall include its respective

administrators, executors and assigns] and

represented by its Managing Partner, Mr. Frank E.

Dangoard, Director of the Company for the sum of up

to EUR 40,000 p.a. for a period of 2 years, which may

 be extended by mutual consent; authorize the Board

of Directors to do all such acts, deeds and things as

PROPOSAL #S.11: Approve, in accordance with the                 ISSUER            YES         AGAINST           AGAINST

provisions of Section 81(1A) and other applicable

provisions, if any, of the Companies Act, 1956

[including any statutory modification or re-enactment

 thereof, for the time being in force and in

accordance with SEBI (Employee Stock Option Scheme

and Employee Stock Purchase Scheme) Guidelines, 1999

[SEBI (ESOS and ESPS) Guidelines, 1999) in force],

consent of the Company be and is hereby accorded to

the Board of Directors of the Company (hereinafter

referred to as 'the Board', which term shall include

any duly constituted Committee/s thereof), to issue

under the Employees' Stock Option Plan 2009 (ESOP-

2009} of the Company, which plan be and, such number

of Equity Shares of the Company as may be decided by

the Board but not exceeding 4,650,413 Equity Shares,

to its employees and Directors other than Promoter

Directors; whether in India or abroad, whether they

are shareholders of the Company or not at par or at

such price and according to other terms and

conditions as provided under the ESOP-2009, as the

Board may in its absolute discretion thinks fit,

keeping in view the requirements of SEBI (Employee

Stock Option Scheme and Employee Stock Purchase

Scheme) Guidelines 1999 in force; authorize the Board

 and the Compensation Committee to do all such acts,

deeds, matters and things as it may in its absolute

discretion consider necessary, proper or desirable to

 settle any question, difficulty or doubt that may

arise in regard to the offer/issue, allotment and

utilization of the proceeds of issue of the shares

and further to do all such acts, deeds and things to

finalize and execute all such deeds, documents and

writings as it may consider necessary, desirable or

PROPOSAL #S.12: Approve, in accordance with the                 ISSUER            YES         AGAINST           AGAINST

provisions of Section 81(1A} and other applicable

provisions, if any, of the Companies Act, 1956

[Including any statutory modification or re-enactment

 thereof, for the time being in force and in

accordance with SEBI (Employee Stock Option Scheme

and Employees Stock Purchase Scheme] Guidelines 1999

[SEBI (ESOS and ESPS) Guidelines, 1999J in force]

consent of the Company be and is hereby accorded to

the Board of Directors of the Company thereinafter

referred to as 'the Board', which term shall include

any duly constituted Committee/s thereof), to issue

under the Employees' Stock Option Plan-2009 (ESOP-

2009) of the Company, which plan be, such number of

Equity Shares of the Company, as referred in

Resolution Number 11 above, as may be decided by the

Board but not exceeding 4,650,413 Equity shares, to

employees and Directors (other than Promoter

Directors) of subsidiary Companies whether Indian

Subsidiary or foreign subsidiary of the Company

[hereinafter referred to as subsidiaries'] whether in

 India or abroad, whether they are shareholders of

the Company or not, at par or at such price and

according to other terms and conditions as provided

under the ESOP-2009, as the Board may in its absolute

 discretion thinks fit, keeping in view the

requirements of SEBI (Employee Stock Option Scheme

and Employee Stock Purchase Scheme) Guidelines, 1999

in force; authorize the Board and the Compensation

Committee to do all such acts, deeds, matters and

things, as it may in its absolute discretion consider

 necessary, proper or desirable to settle any

question, difficulty or doubt that may arise in

regard to the offer/issue, allotment and utilization

of the proceeds of issue of the shares and further to

 do all such acts, deeds and things to finalize and

execute all such deeds, documents and writings as it

may consider necessary, desirable or expedient

PROPOSAL #S.13: Approve, in partial modification of          ISSUER            YES         AGAINST           AGAINST

the resolution passed by the shareholders in this

regard and in accordance with the provisions of

Section 81 (1A) and other applicable provisions if

any, of the CompaniesAct.1956 [including any

statutory modification or re-enactment thereof for

the time being in force and in accordance with SEBI

(Employee Stock Option Scheme and Employee Stock

Purchase Scheme) Guidelines,1999 [SEBI (ESOS and

ESPS) Guidelines. 1999] in force] consent of the

Company be accorded to the Board of Directors of the

Company (hereinafter referred to as 'the Board',

which term shall include any duly constituted

Committees thereof), to issue under the Employees'

Stock Option Scheme {ESOP-2004) of the Company, which

 plan be and is hereby approved, such number of

Equity Shares of the company within the aggregate

limit of 5,558,938 Equity Shares, as may be decided

by the Board, to its employees and Directors{other

than Promoter Directors) whether in India or abroad,

whether they are shareholders of the Company or not,

at par or at such price and according to other terms

and conditions as provided under ESOP-2004, as the

Board may in its absolute discretion think fit,

keeping in view the requirements of SEBI (ESOS and

ESPS) Guidelines,1999 in force; authorize the Board

and Compensation Committee to do all such acts,

deeds, matters and things. as it may in its absolute

discretion consider necessary, proper or desirable to

 settle any question, difficulty or doubt that may

arise in regard to the offer/issue, allotment and

utilization of the proceeds of issue of the shares

and further to do all such acts, deeds and things to

finalize and execute all such deeds, documents and

writings as it may consider necessary, desirable or

PROPOSAL #S.14: Approve, in partial modification of          ISSUER            YES         AGAINST           AGAINST

the resolution passed by the shareholders in this

regard and in accordance with the provisions of

Section 81 (1A) and other applicable provisions, if

any, of the CompaniesAct,1956 (including any

statutory modification or re-enactment thereof for

the time being in force and in accordance with SEBI

(Employee Stock Option Scheme and Employees Stock

Purchase Scheme) Guidelines,1999 [SEBI (ESOS and

ESPS) Guidelines, 1999] in force), consent of the

Company be and is hereby accorded to the Board of

Directors of the Company [hereinafter referred to as

'the Board', which term shall include any duly

constituted Committees thereof], to issue under the

Employees' Stock Option Scheme (ESOP-2004) of the

Company, which plan be and is hereby approved, such

number of Equity Shares in the company within the

aggregate limit of 5,558,938, as specified in

Resolution Number 13 above, as may be decided by the

Board, to employees and Directors (other than

Promoter Directors) of subsidiary Companies [Whether

Indian subsidiary or foreign subsidiary of the

Company (hereinafter referred to as 'subsidiaries)]

whether in India or abroad, whether they are

shareholders of the Company or not, at par or at such

 price and according to other terms and conditions as

 provided under ESOP-2004, as the Board may, in its

absolute discretion, think fit keeping in view me

requirements of SEBI (ESOS and ESPS) Guidelines, 1999

 in force; authorize the Board and Compensation

Committee to do all such acts, deeds matters and

things, as it may in its absolute discretion consider

 necessary, proper or desirable to settle any

question, difficulty or doubt that may arise in

regard to the offer/issue, allotment and utilization

of the proceeds of issue of the shares and further to

 do all such acts, deeds and things to finalize and

execute all such deeds, documents and writings as it

may consider necessary, desirable or expedient

PROPOSAL #S.15: Approve, in partial modification of          ISSUER            YES         AGAINST           AGAINST

me resolution passed by the shareholders in this

regard and pursuant to the provisions of sub-clause

(a)) of Section 81(1A) and other applicable

provisions, if any, of the Companies Act 1956

[including any statutory modification or re-enactment

 thereof for the time being in force] and in

accordance with the SEBI (Employee Stock Option

Scheme and Employee Stock Purchase Scheme) Guidelines

 1999 in force, to modify the Directors' Stock Option

 Plan [''DSOP 2005'] of the Company by amending the

pricing formula, as specified in the Explanatory

Statement annexed hereto, which plan be and is hereby

 approved for the purpose of giving effect to this

resolution; authorize the Board and the Compensation

Committee to do all such acts, deeds, matters and

things, as it may in its absolute discretion consider

 necessary, proper or desirable to settle any

question, difficulty or doubt that may arise in

regard to the offer/issue, allotment and utilization

of the proceeds of issue of the shares and further to

 do all such acts, deeds and things to finalize and

execute all such deeds, documents and writings as it

may consider necessary, desirable or expedient

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MOSER-BAER (INDIA) LTD

  TICKER:                  N/A                 CUSIP:   Y61392117

  MEETING DATE:      3/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors of            ISSUER            YES         ABSTAIN           AGAINST

the Company [hereinafter referred to as the 'Board',

which term shall include any Committee thereof],

pursuant to the provisions of Section 81[1A] and

other applicable provisions, if any, of the Companies

 Act, 1956 [including any amendments thereto or re-

enactment thereof], the Securities and Exchange Board

 of India [Issue of Capital and Disclosure

Requirements] Regulations, 2009 [ICDR Regulations]

and subject to such approvals, permissions, consents

and sanctions as may be necessary from the Government

 of India [GOI], the Reserve Bank of India [RBI], the

 provisions of the Foreign Exchange Management Act,

1999 [FEMA], The Foreign Exchange Management

[Transfer or Issue of Security by a Person Resident

outside India] Regulations, 2000, The Issue of

Foreign Currency Convertible Bonds and Ordinary

Shares [Through Depository Receipt Mechanism] Scheme,

 1993 [1993 Scheme], and subject to the approval,

consent, permission and/or sanction of the Ministry

of Finance [Department of Economic Affairs] and

Ministry of Industry [Foreign Investment Promotion

Board / Secretariat for Industrial Assistance] and

all other Ministries / Departments of the Government

of India, the RBI and the Securities and Exchange

Board of India [SEBI] and / or any other competent

authorities and the enabling provisions of the

Memorandum and Articles of Association of the

Company, the Listing Agreements entered into by the

Company with the Stock Exchanges where the Company's

shares are listed and in accordance with the

regulations and guidelines issued by the GOI, RBI,

SEBI and any competent authorities and clarifications

 issued thereon from time to time and subject to all

other necessary approvals, permissions, consents and

sanctions of concerned statutory and other

authorities and subject to such conditions and

modifications as may be prescribed by any of them

while granting such approvals, permissions, consents

and sanctions, to revise the conversion price of the

Company's existing Foreign Currency Convertible Bonds

 [FCCBs] and also to create, offer, issue and allot

in one or more tranches, whether rupee denominated or

 denominated in foreign currency, in the course of

international and / or domestic offering[s] in one or

 more foreign markets, for a value of up to USD 165

Million such number of Global Depository Receipts

[GDRs], American Depository Receipts [ADRs], Foreign

Currency Convertible Bonds [FCCBs], including for

exchange with existing FCCBs, and/or Equity Shares

through Depository Receipt Mechanism and/or any Other

 Financial Instruments [OFIs] convertible into or

linked to Equity Shares or with or without detachable

 warrants with a right exercisable by the warrant

holders to convert or subscribe to the Equity Shares

or otherwise, in registered or bearer form

[hereinafter collectively referred to as the

'Securities'] or any combination of Securities to any

 person including foreign/resident investors [whether

 institutions, incorporated bodies, mutual funds

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MOSHI MOSHI HOTLINE,INC.

  TICKER:                  N/A                 CUSIP:   J46733101

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MOTA-ENGIL SGPS SA, LINDA-A-VELHA

  TICKER:                  N/A                 CUSIP:   X5588N110

  MEETING DATE:      3/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the 2009 individual management          ISSUER             NO              N/A                  N/A

report, balance  sheet and profit loss account, cash-

flow statement and notes to the account as  submitted

 by the Board of Directors, as well as the legal

certification  of account  and the report and opinion

 of the audit committee pursuant to  the terms of

Article 376 of the Companies Code

PROPOSAL #2: Approve the proposed appropriation of            ISSUER             NO              N/A                  N/A

profit pursuant to the terms of Article 376 of the

Companies Code

PROPOSAL #3: Receive the corporate governance report         ISSUER             NO              N/A                  N/A

PROPOSAL #4: Approve the salary of the governing                ISSUER             NO              N/A                  N/A

bodies and the salary commission

PROPOSAL #5: Receive the 2009 consolidated management        ISSUER             NO              N/A                  N/A

 report, the consolidated balance sheet, the

consolidated profit loss account, the consolidated

cash-flow statements and the notes to the

consolidated financial statements as submitted by the

 Board of Directors, as well as the legal

certification of account and the report and opinion

of the Audit Committee, pursuant to the terms of

Article 508-A of the Companies Code

PROPOSAL #6: Approve the management and supervision          ISSUER             NO              N/A                  N/A

of the Company, pursuant to the provisions of

Articles 376.1.C) and 455 of the Companies Code

PROPOSAL #7: Approve the purchase and sale of the              ISSUER             NO              N/A                  N/A

Company's own shares, as well as authorize the Board

of Directors to put this deliberation in practice

PROPOSAL #8: Approve, in accordance with the terms of        ISSUER             NO              N/A                  N/A

 Number 2 of Article 11 of the Articles of

Association, the fixation of the number of the Board

of Directors at fifteen and the fixation of the

number of Vice-Presidents of the Board of Directors

PROPOSAL #9: Election, for the on-going mandate 2010-        ISSUER             NO              N/A                  N/A

2013, of the Members of the Board of

PROPOSAL #10: Approve, according to Number 2 of                 ISSUER             NO              N/A                  N/A

Article 11, the designation of the Board of Directors

 and the Vice-Presidents of the Board of Directors

elected in item Resolution 9

PROPOSAL #11: Approve, according to Number 9 of                 ISSUER             NO              N/A                  N/A

Article 11, the fixation of the collateral amount to

be paid by the Members of the Board of Directors

elected in Resolution 9

PROPOSAL #12: Approve to discuss and deliberate on            ISSUER             NO              N/A                  N/A

the particle changes to the Company's By Laws and the

 Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MOTECH INDS INC

  TICKER:                  N/A                 CUSIP:   Y61397108

  MEETING DATE:      1/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to revise the Articles of                 ISSUER            YES         ABSTAIN           AGAINST

Incorporation

PROPOSAL #2.: Approve the capital injection by                   ISSUER            YES         ABSTAIN           AGAINST

issuing new shares via private placement

PROPOSAL #3.: Other issues and extraordinary motions         ISSUER            YES         ABSTAIN               FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MOTECH INDUSTRIES CO LTD

  TICKER:                  N/A                 CUSIP:   Y61397108
  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of Join-Venture in People's        ISSUER             NO              N/A                  N/A

 Republic of China

PROPOSAL #A.4: The revision to the rules of the Board        ISSUER             NO              N/A                  N/A

 meeting

PROPOSAL #A.5: The status of new shares via private          ISSUER             NO              N/A                  N/A

placement

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES         ABSTAIN           AGAINST

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES         ABSTAIN           AGAINST

proposed cash dividend: TWD 0.9 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES         ABSTAIN           AGAINST

of Incorporation

PROPOSAL #B.4: Approve the issuance of new shares              ISSUER            YES         ABSTAIN           AGAINST

from retained earnings; proposed stock dividend: 10

for 1,000 shares held

PROPOSAL #B.5: Approve the revision to the rules of          ISSUER            YES         ABSTAIN           AGAINST

election of the Directors and Supervisors

PROPOSAL #B.6.A: Election of Tsuo, Simon Y.H                       ISSUER            YES         ABSTAIN           AGAINST

[ID/shareholder No: 5] as a Director

PROPOSAL #B.6.B: Election of TSMC Representative:              ISSUER            YES         ABSTAIN           AGAINST

Tsai, Rick L. [ID/shareholder No: 73921] as a Director

PROPOSAL #B.6.C: Election of TSMC Representative:              ISSUER            YES         ABSTAIN           AGAINST

Chao, Ying-Chen [ID/shareholder No: 73921] as a

Director

PROPOSAL #B.6.D: Election of Li, Ching-Ming                        ISSUER            YES         ABSTAIN           AGAINST

[ID/shareholder No: 25697] as a Director

PROPOSAL #B.6.E: Election of Tseng, Yung-Hui                       ISSUER            YES         ABSTAIN           AGAINST

[ID/shareholder No: 2] as a Director

PROPOSAL #B.6.F: Election of Wu, Cheng-Ching                       ISSUER            YES         ABSTAIN           AGAINST

[ID/shareholder No: 106] as an Independent Director

PROPOSAL #B.6.G: Election of Lee, San-Boh                            ISSUER            YES         ABSTAIN           AGAINST

[ID/shareholder No: 52] as a Independent Director

PROPOSAL #B.6.H: Election of Wang, Ching-I                          ISSUER            YES         ABSTAIN           AGAINST

[ID/shareholder No: N100305897] as a Supervisor

PROPOSAL #B.6.I: Election of Huang, Shao-hua                       ISSUER            YES         ABSTAIN           AGAINST

[ID/shareholder No: A101313365] as a Supervisor

PROPOSAL #B.6.J: Election of Lee, Chih-Kaou                        ISSUER            YES         ABSTAIN           AGAINST

[ID/shareholder No: 6] as a Supervisor

PROPOSAL #B.7: Approve to release the prohibition on         ISSUER            YES         ABSTAIN           AGAINST

Directors and the representative from participation

in competitive business

PROPOSAL #B.8: Extraordinary motions                                     ISSUER            YES         ABSTAIN               FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MOTHERCARE PLC

  TICKER:                  N/A                 CUSIP:   G6291S106

  MEETING DATE:      7/16/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's annual accounts,         ISSUER            YES             FOR                  FOR

together with the Director' report, the Directors'

remuneration report and the Auditors' report on those

 accounts and on the auditable part of the Directors'

 remuneration report for the 52 weeks ended 28 MAR

PROPOSAL #2.: Declare a final dividend of 9.9p per            ISSUER            YES             FOR                  FOR

ordinary share for the 52 weeks ended 28 MAR 2009,

payable on 07 AUG 2009 to those shareholders on the

register of members at the close of business on 05

JUN 2009

PROPOSAL #3.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the 52 weeks ended 28 MAR 2009

PROPOSAL #4.: Elect Richard Rivers as a Director of          ISSUER            YES         AGAINST           AGAINST

the Company

PROPOSAL #5.: Re-elect Karren Brady as a Director of         ISSUER            YES             FOR                  FOR

the Company, who retires by rotation

PROPOSAL #6.: Re-elect Ian Peacock as a Director of          ISSUER            YES             FOR                  FOR

the Company, who retires by rotation

PROPOSAL #7.: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES             FOR                  FOR

 of the Company to hold office from the conclusion of

 the meeting until the conclusion of the next AGM of

the Company at which accounts are laid and authorize

the Directors to determine their remuneration

PROPOSAL #8.: Approve to increase the authorized                ISSUER            YES             FOR                  FOR

share capital of the Company from GBP 52,500,000 to

GBP 60,000,000 by the creation of 15,000,000 ordinary

 shares of 50p each in the capital of the Company

PROPOSAL #9.: Approve to renew the authority                       ISSUER            YES             FOR                  FOR

conferred on the Directors by Article 4(B) of the

Company's Articles of Association for the period

expiring at the conclusion of next AGM or at the

close of business on 30 SEP 2010, and for that period

 the Section 80 amount is GBP 14,600,439

PROPOSAL #S.10: Approve, that a general meeting other        ISSUER            YES             FOR                  FOR

 than an AGM may be called on not less than 14 clear

days' notice

PROPOSAL #S.11: Approve to renew, subject to the                ISSUER            YES             FOR                  FOR

passing of Resolution 9 the power conferred on the

Directors by Article 4(C) of the Company's Articles

of Association, for the period expiring at the

conclusion of next AGM or at the close of business on

 30 SEP 2010, and for that period the Section 89

amount is GBP 2,190,065

PROPOSAL #S.12: Authorize the Company, to make market        ISSUER            YES             FOR                  FOR

 purchases [Section 163(3) of the Companies Act 1985]

 of up to 4,380,131 ordinary shares [being less that

10% of the Company issued ordinary share capital] of

50p each in the capital of the Company, at a minimum

price of 50p and up to the higher of 105% of the

average middle-market quotations for such shares

derived from the London Stock Exchange Daily Official

 List, over the previous 5 business days; and that

stipulated by Article 5(1) of Commission Regulation

[EC] No. 2273/2003 of 22 DEC 2003 implementing

Directive 2003/6/EC of the European Parliament and of

 the Council as regards exemptions for Buy-Back

Programmes and stabilization of financial

instruments; [Authority expires the earlier of the

conclusion of the next AGM of the Company or on 30

SEP 2010]; and the Company, before the expiry, may

make a contract to purchase ordinary shares which

will or may be executed wholly or partly after such

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MOTOR OIL (HELLAS) CORINTH REFINERIES SA

  TICKER:                  N/A                 CUSIP:   X55904100

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements of the         ISSUER             NO              N/A                  N/A

Company, the Parent Company and consolidated basis,

for the accounting year 2009, together with the

accompanying reports of the Board of Directors and

the Auditors

PROPOSAL #2: Grant discharge to the Members of the            ISSUER             NO              N/A                  N/A

Board of Directors and the Auditors from any

liability for damages with regard to the financial

statements and activities during the above mentioned

accounting year

PROPOSAL #3: Election of the Members of the new Board        ISSUER             NO              N/A                  N/A

 of Directors, as the term of service of the existing

 Board expires

PROPOSAL #4: Appointment of the Members of the Audit         ISSUER             NO              N/A                  N/A

Committee according to Article 37 of the Law 3693.2008

PROPOSAL #5: Approve the dividend                                           ISSUER             NO              N/A                  N/A

PROPOSAL #6: Election of two Chartered Auditors,                ISSUER             NO              N/A                  N/A

i.e., one Ordinary and one Substitute, for the

accounting year 2010 and approve their fees

PROPOSAL #7: Approve the fees paid to the Members of         ISSUER             NO              N/A                  N/A

the Board of Directors for the accounting year 2009

and the pre-approval of the fees for the accounting

year 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MOTOR OIL (HELLAS) CORINTH REFINERIES SA

  TICKER:                  N/A                 CUSIP:   X55904100

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase share capital                 ISSUER             NO              N/A                  N/A

through capitalization of retained earnings, tax free

 reserves and share premium reserve with subsequent

increase of the nominal value of company shares and

respective amendment of the Company Articles of

Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MOUCHEL GROUP PLC, SURREY

  TICKER:                  N/A                 CUSIP:   G6295H106

  MEETING DATE:      12/11/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors report         ISSUER            YES             FOR                  FOR

and accounts for the YE 31 JUL 2009

PROPOSAL #2.: Approve the report on Directors                     ISSUER            YES             FOR                  FOR

remuneration for the YE 31 JUL 2009

PROPOSAL #3.: Declare a final dividend of 3.85 pence         ISSUER            YES             FOR                  FOR

per ordinary share for the YE 31 JUL 2009

PROPOSAL #4.: Elect Bo Lerenius as a Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Kevin Young as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-elect Ian Knight as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-elect Sir Michael Lyons as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Re-elect Rodney Westhead as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors

PROPOSAL #10.: Authorize the Directors to determine          ISSUER            YES             FOR                  FOR

the Auditors remuneration

PROPOSAL #11.: Approve to renew the authority to                ISSUER            YES             FOR                  FOR

allot shares Section 551

PROPOSAL #S.12: Approve to renew the authority to              ISSUER            YES             FOR                  FOR

allot equity securities for cash Section 561

PROPOSAL #S.13: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #14.: Grant authority for the donations to          ISSUER            YES             FOR                  FOR

the political parties independent election candidates

 and to the political organizations and to incur

political expenditure

PROPOSAL #S.15: Authorize the Company to call a                 ISSUER            YES             FOR                  FOR

general meeting on not less than 14 clear days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MOUNT GIBSON IRON LTD

  TICKER:                  N/A                 CUSIP:   Q64224100

  MEETING DATE:      11/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Craig Readhead as a Director          ISSUER            YES             FOR                  FOR

of the Company, who retires by rotation in accordance

 with the Rule 8.1(e) of the Company's Constitution

PROPOSAL #2.: Re-elect Cao Zhong as a Director of the        ISSUER            YES             FOR                  FOR

 Company, who retires in accordance with the Rule

8.1(c) of the Company's Constitution

PROPOSAL #3.: Re-elect Chen Zhouping as a Director of        ISSUER            YES             FOR                  FOR

 the Company, who retires in accordance with the Rule

 8.1(c) of the Company's Constitution

PROPOSAL #4.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

Company [included in the report of the Directors] for

 the YE 30 JUN 2009

PROPOSAL #5.: Approve, for all purposes including for        ISSUER            YES             FOR                  FOR

 the purposes of ASX Listing Rule 10.14 to grant

performance rights to Mr. Luke Tonkin in respect of

the financial years ending 30 JUN 2010, 2011 and 2012

 on the terms as specified in his Employment

Agreement with the Company and the Mount Gibson Iron

Limited Performance Rights Plan, as specified

PROPOSAL #6.: Approve, for all purposes including for        ISSUER            YES             FOR                  FOR

 the purposes of ASX Listing Rule 10.14 to grant

performance rights to Mr. Alan Rule in respect of the

 financial years ending 30 JUN 2010, 2011 and 2012 on

 the terms as specified in his Employment Agreement

with the Company and the Mount Gibson Iron Limited

Performance Rights Plan, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MPX ENERGIA S A

  TICKER:                  N/A                 CUSIP:   P6986Q100

  MEETING DATE:      7/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to discuss and decide regarding        ISSUER            YES             FOR                  FOR

 the split of the shares issued by the Company, by

which each existing share would come to represent 20

shares; the share split will involve the amendment of

 5th Article of the Corporate Bylaws of the Company,

in such a way as to reflect the new number of shares

into which its share capital will be divided

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MPX ENERGIA S A

  TICKER:                  N/A                 CUSIP:   P6986Q100

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Administrators accounts and         ISSUER            YES             FOR                  FOR

vote on the financial statements accompanied by the

Independent Auditors report regarding the FY ending

on 31 DEC 2009

PROPOSAL #2: Approve the allocation of the net                   ISSUER            YES             FOR                  FOR

profits from the FY

PROPOSAL #3: Re-election of the Members of the Board         ISSUER            YES             FOR                  FOR

of Directors

PROPOSAL #4: Approve to set the total annual                       ISSUER            YES         AGAINST           AGAINST

remuneration for the Members of the Board of Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  M-REAL CORP, ESPOO

  TICKER:                  N/A                 CUSIP:   X5594C116

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting, review by the            ISSUER             NO              N/A                  N/A

Chairman

PROPOSAL #2: Calling the meeting to order                             ISSUER             NO              N/A                  N/A

PROPOSAL #3: Election of persons to scrutinize the            ISSUER             NO              N/A                  N/A

minutes and to supervise the counting

PROPOSAL #4: Recording the legality of the meeting             ISSUER             NO              N/A                  N/A

PROPOSAL #5: Recording the attendance at the meeting         ISSUER             NO              N/A                  N/A

and adoption of the list of votes

PROPOSAL #6: Presentation of the annual accounts, the        ISSUER             NO              N/A                  N/A

 report of the Board of Directors and the Auditor's

report for the year 2009

PROPOSAL #7: Adopt the accounts                                              ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve the actions on profit or loss,          ISSUER            YES             FOR                  FOR

the Board's proposal not to pay dividend

PROPOSAL #9: Grant discharge from liability                         ISSUER            YES             FOR                  FOR

PROPOSAL #10: Approve the remuneration of Board                 ISSUER            YES             FOR                  FOR

members

PROPOSAL #11: Approve the number of Board members               ISSUER            YES             FOR                  FOR

PROPOSAL #12: Re-elect Messrs. M. Asunta, K. Jordan,         ISSUER            YES             FOR                  FOR

K .Korhonen, J. Niemela, A. Tanskanen L. Leino and E.

 Varis and elect K. Komi and M. Aminoff as the New

Board members

PROPOSAL #13: Approve the remuneration of Auditor               ISSUER            YES             FOR                  FOR

PROPOSAL #14: Elect PricewaterhouseCoopers Oy as the         ISSUER            YES             FOR                  FOR

Auditor

PROPOSAL #15: Board of Directors investigation on the        ISSUER             NO              N/A                  N/A

 merger of the Company's share  Classes

PROPOSAL #16: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MRV ENGENHARIA PARTICIPACOES SA

  TICKER:                  N/A                 CUSIP:   P6986W107

  MEETING DATE:      9/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve the nomination of Mr. Joao                ISSUER            YES             FOR                  FOR

Batista De Abreu to join the Board of Directors of

the Company, as an Independent Member, to replace Mr.

 Roberto Miranda De Lima, who resigned from the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MRV ENGENHARIA PARTICIPACOES SA

  TICKER:                  N/A                 CUSIP:   P6986W107

  MEETING DATE:      12/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #a.: Approve the stock split of all common          ISSUER            YES             FOR                  FOR

shares issued by the Company which, should it be

approved, will result in the creation and attribution

 of 2 new common shares to each shareholder of the

nominative common share issued by the Company,

currently outstanding

PROPOSAL #b.: Amend Article 5 of the By-laws in order        ISSUER            YES             FOR                  FOR

 to reflect the alterations arisen from the stock

PROPOSAL #c.: Amend the Company's Stock Option Plan          ISSUER            YES         AGAINST           AGAINST

in order to reflect the changes arisen from the stock

 split

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MRV ENGENHARIA PARTICIPACOES SA, BELO HORIZONTE

  TICKER:                  N/A                 CUSIP:   P6986W107

  MEETING DATE:      3/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.: Election of Mr. Eduardo Lu Iz de                   ISSUER            YES             FOR                  FOR

Mascarenhas Picchioni as a Member of the

PROPOSAL #B.1: Amend Article 24 and Sections of the          ISSUER            YES             FOR                  FOR

Company'S Bylaws to amend the nomenclature used for

the positions currently called Vice-President & Chief

 Officer to Chief Officer of the Company

PROPOSAL #B.2: Amend Article 24 and Sections of the          ISSUER            YES             FOR                  FOR

Company'S Bylaws to establish four new Executive

Boards, represented by their Chief Officer, being two

 Regional Executive Boards, one Executive Board for

Institutional Relations, and one Executive Board of

Real Estate Development of Campinas and the State of

Espirito Santo

PROPOSAL #B.3: Amend Article 24 and Sections of the          ISSUER            YES             FOR                  FOR

Company'S Bylaws to redefine, by virtue of such

deliberations, the respective powers of the Chief

Officers of the Company

PROPOSAL #C.: Approve to consolidate the Corporate            ISSUER            YES             FOR                  FOR

By-Laws of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MRV ENGENHARIA PARTICIPACOES SA, BELO HORIZONTE

  TICKER:                  N/A                 CUSIP:   P6986W107

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the balance sheet and the                   ISSUER            YES             FOR                  FOR

financial statements relating to the FY that ended on

 31 DEC 2009

PROPOSAL #2: Approve the allocation of the net profit        ISSUER            YES             FOR                  FOR

 from the FY, for the establishment of a legal

reserve, as dividends, and for the retained profit

reserve based on a capital budget for the purpose of

meeting the need for funds for future investments,

mainly for working capital

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MRV ENGENHARIA PARTICIPACOES SA, BELO HORIZONTE

  TICKER:                  N/A                 CUSIP:   P6986W107

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the creation of the Legal                   ISSUER            YES         AGAINST           AGAINST

Officer executive committee position and of the

Investor Relations Officer executive committee

PROPOSAL #2: Approve, as a result of the resolution          ISSUER            YES         AGAINST           AGAINST

above, the new wording of Article 24 of the Corporate

 Bylaws of the Company and their consolidation

PROPOSAL #3: Approve to set the global remuneration          ISSUER            YES         AGAINST           AGAINST

of the Company Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MTU AERO ENGINES HOLDING AG

  TICKER:                  N/A                 CUSIP:   D5565H104

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the reports

 pursuant to Sections 289(4) and 315(4) o f the

German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 61,306,860.13 as follows:

 Payment of a dividend of EUR 0.93 per no-par share

EUR 15,809,578.69 shall be allocated to the revenue

reserves Ex-dividend and payable date: 23 APR 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: Deloitte + Touche GmbH, Munich

PROPOSAL #6.: Authorization to acquire own shares the        ISSUER            YES             FOR                  FOR

 Company shall be authorized to acquire own shares of

 up to 10 % of its share capital, at prices not

deviating more than 10 % from the market price of the

 shares, on or before 22 APR 2015 the Board of

Managing Directors shall be authorized to dispose of

the shares in a manner other than through the stock

exchange or an offer to all shareholders if the

shares are sold at a price not materially below their

 market price, to use the shares within the scope of

the Company's stock option programs, in connection

with mergers and acquisitions or for satisfying

existing conversion and/or option rights, and to

PROPOSAL #7.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association in accordance with the Law on the

Implementation of the Shareholder Rights Directive

(ARUG) - Section 14(2), in respect of the

shareholders meeting being convened at least thirty

days prior to the meeting- Section 15, in respect of

shareholders being entitled to participate in and

vote at the shareholders meeting if they register

with the Company by the sixth day prior to the

meeting and are entered in the Company's share

register entries not being made in the share register

 during the three working days preceding the meeting

and on the day of the meeting - Section 16(2), in

respect of proxy-voting instructions being issued in

written form - Section 16(3), in respect of the Board

 of Managing Directors being authorized to permit

shareholders to absentee vote a t a shareholders

PROPOSAL #8.: Resolution on the revocation of the              ISSUER            YES             FOR                  FOR

existing authorized capital I, the creation of a new

authorized capital I, and the corresponding amendment

 to the Articles of Association the existing

authorized capital I of up to EUR 5,500,000 shall be

revoked the Board of Managing Directors shall be

authorized, with the consent of the Supervisory

Board, to increase the share capital by up to EUR

5,200,000 through the issue of new registered no-par

shares against contributions in cash, on or before 21

 APR 2015 [authorized capital I 2010] Shareholders

shall be granted subscription rights except for

residual amounts, for the granting of such rights to

holders of conversion or option rights, and for a

capital increase of up to 10 % of the share capital

against contributions in cash if the shares are

issued at a price not materially below their market

PROPOSAL #9.: Resolution on the revocation of the              ISSUER            YES             FOR                  FOR

existing authorized capital II, the creation of a new

 authorized capital II, and the corresponding

amendment to the Articles of Association the existing

 authorized capital II of up to EUR 19,250,000 shall

be revoked the Board of Managing Directors shall be

authorized, with the consent of the Supervisory

Board, to increase the share capital by up to EUR

20,800,000 through the issue of new registered no-par

 shares against contributions in cash and/or kind, on

 or be fore 21 APR 2015 [authorized capital II 2010]

Shareholders shall be granted subscription rights

except for the issue of shares against contributions

in kind and for the granting of such rights to

holders of conversion or option rights however, this

authorization shall only apply under the condition

that the shares issued under exclusion of the

subscription right may not exceed an aggregate of 20

% of the Company's share capital at the time of such

resolution Shareholders subscription rights shall

also be excluded for residual amounts

PROPOSAL #10.: Resolution on the reduction of the              ISSUER            YES             FOR                  FOR

contingent capital from EUR 19,250,000 to EUR

3,640,000 and the corresponding amendment to Section

4(7) of the Articles of Association

PROPOSAL #11.: Resolution on the authorization to              ISSUER            YES             FOR                  FOR

issue convertible and/or warrant bonds, the creation

of contingent capital, and the corresponding

amendment to the Articles of Association the Board of

 Managing Directors shall be authorized, with the

consent of the Supervisory Board, to issue bearer

bonds of up to EUR 500,000,000 conferring conversion

and/or option rights for registered shares of the

Company, on or before 21 APR 2015 Shareholders shall

be granted subscription rights except for the issue

of bonds conferring conversion and/or option rights

for shares of the Company of up to 10 % of the share

capital at a price not materially below their

theoretical market value, for residual amounts, and

for the granting of such rights to holders of

conversion or option rights the Company's share

capital shall be increased accordingly by up to EUR

22,360,000 through the issue of up to 22,360,000 new

registered no-par shares, insofar as conversion

PROPOSAL #12.: Approval of the remuneration system            ISSUER            YES             FOR                  FOR

for the Board of Managing Directors entitled to vote

are those shareholders who are entered in the

Company's share register and who register with the

Company on or before 15 APR 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MULLEN GROUP LTD

  TICKER:                  N/A                 CUSIP:   625284104

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to fix the number of Directors          ISSUER            YES             FOR                  FOR

of Mullen Group to be elected at the Annual Meeting

at 8 Members

PROPOSAL #2: Elect Alan D. Archibald , Greg Bay ,              ISSUER            YES             FOR                  FOR

Steven C. Grant ,Dennis J. Hoffman,

PROPOSAL #3: Appoint the firm of KPMG LLP, Chartered         ISSUER            YES             FOR                  FOR

Accountants, as Mullen Group's

PROPOSAL #4: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MULPHA INTERNATIONAL BHD

  TICKER:                  N/A                 CUSIP:   Y6162T100

  MEETING DATE:      12/2/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company, subject to the          ISSUER            YES             FOR                  FOR

passing of Ordinary Resolutions 2 and 3 as well as

the Special Resolution, and the approvals being

obtained from the relevant regulatory authorities and

 parties [where required], to: i) provisionally allot

 and issue by way of a renounceable two-call rights

issue of up to 1,526,559,774 Rights Shares to the

shareholders of the Company whose names appear in the

 Record of Depositors of the Company at the close of

business on the entitlement date to be determined and

 announced by the Board of Directors of Mulpha

[Board] later [Entitled Shareholders], at an

indicative issue price of MYR 0.50 per Rights Share

or such other issue price as the Directors of the

Company may deem fit, and the Board has fixed the

cash call and capitalization of share premium account

 at a ratio of 80:20 over the final issue price,

which translates to an indicative first call of MYR

0.40 or 80% of the indicative issue price to be

payable in cash on application and an indicative

second call of MYR 0.10 or 20% of the indicative

issue price to be capitalized from the Company's

share premium account, on the basis of 1 Rights Share

 for every 1 existing Share held in Mulpha, and any

fractional entitlements arising from the Proposed

Rights Issue shall be disregarded and dealt with in

such manner and on such terms as the Directors of the

 Company may deem fit and expedient in the interest

of the Company and all such Rights Shares shall upon

allotment and issuance, rank pari passu in all

respects with the existing Shares of the Company,

save and except that the Rights Shares will not be

entitled to any dividends, rights, allotments and/or

other distributions, the entitlement date of which is

 prior to or on the date of allotment of the Rights

Shares; ii) issue such Rights Shares as may be

required to give effect to the Proposed Rights Issue,

 including any persons entitled on renunciation of a

provisional allotment; iii) utilize the proceeds from

 the Proposed Rights Issue in the manner and for the

purposes as set out in Section 2.1.8 of Part A of

this Circular and authorize the Directors to revise

the utilization of proceeds as they may deem fit or

expedient subject to the approval of the relevant

authorities, if necessary; and authorize the Board to

 take such steps, execute such documents and enter

into any arrangements, agreements and/or undertakings

 with any party or parties as it may deem fit,

necessary, expedient and/or appropriate in order to

implement, finalize and/or give effect to the

Proposed Rights Issue with full powers to assent to

any terms, conditions, modifications, variations

and/or amendments as may be agreed to/required by the

 relevant regulatory authorities or as a consequence

of any such requirement or as may be deemed necessary

PROPOSAL #2.: Approve, subject to the approvals being        ISSUER            YES             FOR                  FOR

 obtained from the relevant regulatory authorities as

 well as such conditions as may be imposed under

Practice Note 2.9.1 of the Code, to waive any

obligations of MUL, MGIL, YPC and persons acting in

concert with them, namely Mountbatten Corporation,

Nautical Investments Limited, Klang Enterprise Sdn

Bhd [KESB], Messrs. Lee Seng Huang, Lee Seng Hui,

Yong Foo Chin and Yong Sum Chin individually and

collectively as a group, to extend a take-over offer

for all the remaining Shares in Mulpha not already

owned by them after the Proposed Rights Issue,

pursuant to Practice Note 2.9.1 of the Code arising

as a result of the following: i) the unconditional

and irrevocable written undertaking provided by MUL

to fully subscribe the entitlements of YPC and KESB

under the Proposed Rights Issue which will be

renounced to MUL; and ii) the unconditional and

irrevocable written undertaking provided by MUL to

subscribe for any Rights Shares not subscribed by

other Entitled Shareholders and/or their

renouncee(s); and authorize the Board to take such

steps, execute such documents and enter into any

arrangements, agreements and/or undertakings with any

 party or parties as it may deem fit, necessary,

expedient and/or appropriate in order to implement,

finalize and/or give effect to the Proposed Exemption

 with full powers to assent to any terms, conditions,

 modifications, variations and/or amendments as may

be agreed to/required by the relevant regulatory

authorities or as a consequence of any such

requirement or as may be deemed necessary and/or

PROPOSAL #3.: Approve, subject to the passing of                ISSUER            YES             FOR                  FOR

Ordinary Resolution 1 and the Special Resolution, to

increase the authorized share capital of the Company

from MYR 1,000,000,000 comprising 2,000,000,000

Shares to MYR 2,000,000,000 comprising 4,000,000,000

Shares by the creation of an additional 2,000,000,000

 new Shares; and authorize the Board to do all such

acts and things and to take such steps that are

necessary to give full effect to the proposed

increase in authorized share capital

PROPOSAL #S.1: Amend, subject to the passing of                 ISSUER            YES             FOR                  FOR

Ordinary Resolutions 1 and 3, Clause 5 of the

Memorandum of Association of the Company, Article 3

of the Articles of Association of the Company and all

 other relevant documents to give full effect to the

proposed increase in authorized share capital

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MULPHA INTERNATIONAL BHD

  TICKER:                  N/A                 CUSIP:   Y6162T100

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize, subject to the approvals of         ISSUER            YES             FOR                  FOR

all relevant authorities to be obtained for the

proposed listing, the Company to undertake the

proposed listing, as specified and authorize the

Directors to give full effect to the proposed listing

 with full powers to assent to any conditions,

variations, modifications and/or amendments in any

manner as may be required in the best interest of the

 Company and to take all steps or do all acts as they

 may deem necessary or expedient in order to

implement, finalise and give full effect to the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MULPHA INTERNATIONAL BHD

  TICKER:                  N/A                 CUSIP:   Y6162T100

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Directors' report and the            ISSUER            YES             FOR                  FOR

audited financial statements for the YE 31 DEC 2009

and the Auditors' report thereon

PROPOSAL #2: Re-elect Mr. Lee Seng Huangas as a                 ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 101

of the Company's Articles of Association

PROPOSAL #3: Re-elect Mr. Chew Hoy Ping as a                       ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 101

of the Company's Articles of Association

PROPOSAL #4: Re-appoint YB Dato Robert Chan Woot                ISSUER            YES             FOR                  FOR

Khoon as a Director of the Company, pursuant to

Section 129(6) of the Companies Act 1965, until the

next AGM of the Company

PROPOSAL #5: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009

PROPOSAL #6: Re-appoint Messrs Ernst & Young as the          ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize the Directors

to fix their remuneration

PROPOSAL #7: Authorize the Directors, pursuant to              ISSUER            YES             FOR                  FOR

Section 132D of the Companies Act 1965 and subject to

 the approval of the relevant authorities, to issue

shares in the Company from time to time and upon such

 terms and conditions and for such purposes as the

Directors may deem fit provided that the aggregate

number of shares issued does not exceed 10% of the

total issued share capital of the Company for the

time being; to obtain the approval for the listing of

 and quotation for the additional shares so issued on

 Bursa Malaysia Securities Berhad; and  Authority

expires at the conclusion of the next AGM of the

PROPOSAL #8: Approve the Company, subject to                       ISSUER            YES             FOR                  FOR

compliance with the Companies Act 1965, the Articles

of Association of the Company, regulations and

guidelines issued from time to time by Bursa Malaysia

 Securities Berhad  BMSB , to utilize an amount not

exceeding the share premium account of the Company

which stood at MYR 699,091,000 as at 31 DEC 2009 to

purchase such amount of ordinary shares of MYR 0.50

each in the Company as may be determined by the

Directors of the Company from time to time on BMSB as

 the Directors may deem fit and expedient in the

interest of the Company provided that the aggregate

number of shares to be purchased and/or held as

treasury shares pursuant to this resolution does not

exceed 10% of the issued and paid-up share capital of

 the Company; Authority expires at the earlier of the

 conclusion CONTD.

PROPOSAL #CONT: CONTD. of the next AGM of the Company        ISSUER             NO              N/A                  N/A

 or the expiration of the period within which the

next AGM after that date is required by law to be

held ; authorize the Directors of the Company to

decide in their discretion to retain the ordinary

shares in the Company so purchased by the Company as

treasury shares and/or to cancel them and/or to

resell the treasury shares and/or to distribute them

as share dividend and/or subsequently cancel them;

authorize the Directors of the Company to take all

such steps as are necessary and to enter into any

agreements and arrangements with any party or parties

 to implement, finalize and give full effect to the

aforesaid with full power to assent to any

conditions, modifications, variations and/or

amendments as may be imposed by the relevant

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MULTI PURPOSE HOLDINGS BHD MPH

  TICKER:                  N/A                 CUSIP:   Y61831106

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive the report of the Directors and         ISSUER             NO              N/A                  N/A

the audited financial statements for the YE 31 DEC

2009 together with the report of the Auditors thereon

PROPOSAL #1: Declare a final dividend consisting of 5        ISSUER            YES             FOR                  FOR

 sen gross per share less income tax of 25%, in

respect of the YE 31 DEC 2009

PROPOSAL #2: Approve the payment of the Directors'            ISSUER            YES             FOR                  FOR

fees of MYR 560,000 in respect of the YE 31 DEC 2009

PROPOSAL #3: Re-elect Mr. Ng Kok Cheang as a                       ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the Article

81 of the Company's Articles of Association

PROPOSAL #4: Re-elect Dato Lim Tiong Chin as a                   ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the Article

81 of the Company's Articles of Association

PROPOSAL #5: Re-appoint Datuk Razman Md. Hashim as a         ISSUER            YES             FOR                  FOR

Director of the Company to hold office until the

conclusion of the next AGM of the Company pursuant to

 Section 129(6) of the Companies Act, 1965

PROPOSAL #6: Re-appoint Messrs. Ernst & Young as the         ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize the Directors

to fix the remuneration

PROPOSAL #7: Authorize the Directors, subject always         ISSUER            YES             FOR                  FOR

to the Companies Act, 1965, the Articles of

Association of the Company and the approvals of the

relevant governmental and/or regulatory authorities,

pursuant to Section 132D of the Companies Act, 1965,

to issue shares in the Company from time to time and

upon such terms and conditions and for such purposes

as the Directors may deem fit provided that the

aggregate number of shares issued pursuant to this

resolution does not exceed 10% of the total issued

and paid-up share capital of the Company; and

Authority expires at the conclusion of the next AGM

of the Company

PROPOSAL #8: Approve, subject always to the Companies        ISSUER            YES             FOR                  FOR

 Act, 1965, the Company's Memorandum and Articles of

Association, the listing requirements of the Bursa

Malaysia Securities Berhad  Bursa Malaysia , to renew

 the mandate granted by the shareholders of the

Company at the thirty-third AGM of the Company held

on 25 JUN 2009, authorizing the Company to purchase

and/or hold as treasury shares from time to time and

at any time such amount of ordinary shares of MYR

1.00 each in the Company as may be determined by the

Directors of the Company from time to time through

Bursa Malaysia upon such terms and conditions as the

Directors may deem fit and CONTD.

PROPOSAL #CONT: CONTD. expedient in the interest of          ISSUER             NO              N/A                  N/A

the Company  Proposed Share Buy-Back provided that:

a) the maximum number of shares which may be

purchased and/or held as treasury shares by the

Company at any point of time pursuant to the Proposed

 Share Buy-Back shall not exceed 10% of the total

issued and paid-up share capital of the Company

provided always that in the event that the Company

ceases to hold all or any part of such shares as a

result of, amongst others, cancellation of shares,

sale of shares on the open market of the Bursa

Malaysia or distribution of treasury shares to

shareholders as dividend, the Company shall be

entitled to further purchase and/or hold such

additional number of shares as shall, in aggregate

with the shares then still held by the Company, CONTD.

PROPOSAL #CONT: CONTD. not exceed 10% of the total            ISSUER             NO              N/A                  N/A

issued and paid-up share capital of the Company for

the time being quoted on the Bursa Securities; and b)

 the maximum amount of funds to be allocated by the

Company pursuant to the Proposed Share Buy-Back shall

 not exceed the sum of share premium account of the

Company as at 31 DEC 2009, the audited share premium

account of the Company is MYR 1.11 billion and MYR

681.39 million respectively; and authorize the

Directors to decide in their discretion to deal in

any of the following manners the shares in the

Company purchased by the Company pursuant to the

Proposed Share Buy-Back: i) to cancel the shares

purchased; CONTD.

PROPOSAL #CONT: CONTD. and/or ii) to retain the                 ISSUER             NO              N/A                  N/A

shares purchased as treasury shares, to be either

distributed as share dividends to the shareholders

and/or re-sold on the open market of the Bursa

Malaysia and/or subsequently cancelled; and/or iii) a

 combination of i) and ii);  Authority expires the

earlier of the conclusion of the next AGM or the

expiry of the period within which the next AGM is

required by law to be held ; and authorize the

Directors of the Company to take all such steps as

are necessary or expedient or to give effect to the

PROPOSAL #S.9: Amend the existing Article 146 of the         ISSUER            YES             FOR                  FOR

Articles of Association of the Company be deleted in

its entirety and substituted thereof with the

following new Article 146 as specified

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MULTIPLAN EMPREENDIMENTOS IMOBILIARIOS SA

  TICKER:                  N/A                 CUSIP:   P69913104

  MEETING DATE:      9/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect Messrs. Jose Isaac Peres, Eduardo        ISSUER            YES             FOR                  FOR

 Kaminitz Peres, Leonard Peter Sharpe, Edson de Godoy

 Bueno, Manoel Joaquim R. Mendes, Jose Carlos de A.

S. Barata and Andrea Mary Stephen as the Members of

the Board of Directors of the Company for a term in

office to expire at the AGM to be held during the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MULTIPLAN EMPREENDIMENTOS IMOBILIARIOS SA

  TICKER:                  N/A                 CUSIP:   P69913104

  MEETING DATE:      12/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve the protocol and justification         ISSUER            YES             FOR                  FOR

of merger of its controlled Companies Solucao

Imobiliaria Participacoes E Empreendimentos Ltda.,

Industrias Luna S.A., JPL Empreendimentos Ltda.,

merged Companies, which was entered into by the

Managements of the Companies on 10 DEC 2009 and which

 states the conditions of the merger of the Merged

Companies into the Company

PROPOSAL #II.: Ratify the hiring of the specialized          ISSUER            YES             FOR                  FOR

Company Apsis Consultoria Empresarial Ltda., with its

 headquarters at Rua Sao Jose No. 90, Grupo 1802, in

the city of Rio De Janeiro, State of Rio De Janeiro,

with Corporate taxpayer ID CNPJ Number

27.281.922.0001.70, as being responsible for the

evaluation of the book net worth of the merged

Companies and for the preparation of the respective

equity valuation reports

PROPOSAL #III.: Approve the valuation reports                     ISSUER            YES             FOR                  FOR

prepared by Apsis Consultoria Empresarial Ltda.

PROPOSAL #IV.: Approve the merger of the Merged                 ISSUER            YES             FOR                  FOR

Companies into the Company

PROPOSAL #V.: Authorize the Managers of the Company          ISSUER            YES             FOR                  FOR

to do all the acts necessary for the implementation

of the merger referred to in Item I

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MULTIPLAN EMPREENDIMENTOS IMOBILIARIOS SA

  TICKER:                  N/A                 CUSIP:   P69913104

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to decide regarding the                       ISSUER            YES         AGAINST           AGAINST

amendment of the corporate Bylaws of the Company to

establish the term in office of the Members of the

Board of Directors at two years, in such a way as to

coincide with the term in office of the Executive

Committee and to decide regarding the consequent

amendment of the sole resolution of Article 10 of the

 Corporate Bylaws of the Company

PROPOSAL #2: Amend the Articles 5 and 8 of the                   ISSUER            YES             FOR                  FOR

corporate bylaws of the Company to reflect the change

 of the share capital of the Company, because of the

capital increases resolved on by the Board of

Directors, within the limits of t he authorized

capital of the Company, and consequent consolidation

of the corporate bylaws of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MULTIPLAN EMPREENDIMENTOS IMOBILIARIOS SA

  TICKER:                  N/A                 CUSIP:   P69913104

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                     ISSUER            YES             FOR                  FOR

relating to the FYE on 31 DEC 2009

PROPOSAL #2: Approve the destination of the YE                   ISSUER            YES             FOR                  FOR

results of 2009 and the distribution of dividends

PROPOSAL #3: Election of Members of the Board of                ISSUER            YES         AGAINST           AGAINST

Directors

PROPOSAL #4: Approve to set the global annual                     ISSUER            YES             FOR                  FOR

remuneration of the Company Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MUNTERS AB, SOLLENTUNA

  TICKER:                  N/A                 CUSIP:   W56795102

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the Meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of Anders Ilstam as the                     ISSUER            YES             FOR                  FOR

Chairman of the AGM 2010

PROPOSAL #3: Approve the voting list                                     ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the Agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of 1 or 2 persons to approve            ISSUER            YES             FOR                  FOR

the Minutes

PROPOSAL #6: Approve the determination of compliance         ISSUER            YES             FOR                  FOR

with the rules of convocation

PROPOSAL #7: Approve the Managing Director's report           ISSUER            YES             FOR                  FOR

PROPOSAL #8: Presentation of the Annual Report and            ISSUER             NO              N/A                  N/A

the Auditor's Report as well as the Consolidated

Accounts and the Group Auditor's Report

PROPOSAL #9: Presentation of the Auditor's statement         ISSUER             NO              N/A                  N/A

regarding the compliance with the guidelines for the

determination of remuneration to Senior Executives

PROPOSAL #10: Adopt the Statement of Income and the          ISSUER            YES             FOR                  FOR

Balance Sheet as well as the Consolidated Profit and

Loss account and the Consolidated Balance Sheet, as

per 31 DEC 2009

PROPOSAL #11: Approve that a dividend of SEK 1 per            ISSUER            YES             FOR                  FOR

share be paid for the FY 2009, the Board of Directors

 has proposed that the date of record for entitlement

 to dividend be Tuesday 27 APR 2010, provided that

the AGM resolve in favor of the proposal, it is

expected that the dividend will be distributed by

Euroclear on Friday 30 APR 2010

PROPOSAL #12: Grant discharge from liability to the          ISSUER            YES             FOR                  FOR

Board of Directors and the Managing Director

PROPOSAL #13: Approve that the Board of Directors              ISSUER            YES             FOR                  FOR

shall consist of 8 Members without any Deputy Members

PROPOSAL #14: Approve that the remuneration to the            ISSUER            YES             FOR                  FOR

Board Members for the period shall amount to a total

of SEK 2,275,000 including committee fees to be

distributed as follows: SEK 250,000 to each member

not employed by the Company and SEK 500,000 to the

Chairman of the Board, for the work in the

Committees; it is proposed that remuneration to the

members of the Audit Committee shall be paid as

follows: SEK 100,000 to the Chairman and SEK 50,000

to each of the other members, that remuneration to

the members of the Remuneration Committee shall

amount to SEK 50,000 to the convener and SEK 25,000

PROPOSAL #15: Re-election of Lars Engstrom, Kenneth          ISSUER            YES             FOR                  FOR

Eriksson, Anders Ilstam, Bengt Kjell, Eva-Lotta

Kraft, Soren Mellstig, Jan Svensson and Kjell Akesson

 as the Directors of the Board; and elect Anders

Ilstam as the Chairman of the Board and Bengt Kjell

as the Vice Chairman of the Board

PROPOSAL #16: Approve to resolves on the guidelines          ISSUER            YES             FOR                  FOR

for the determination of remuneration to senior

executives, the guidelines principally entails that

salaries and other terms of employment of the

management shall be competitive, apart from a fixed

salary, the Management may also be entitled to a

variable remuneration with a predetermined cap, the

pension terms which shall apply to Senior Executives

in Munters Group shall correspond to those generally

applicable in relation to other executives on the

market in a similar position and severance payments

shall be limited, all share related incentive

programs shall be resolved by the AGM

PROPOSAL #17: Closing of the Meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MURCHISON METALS LTD

  TICKER:                  N/A                 CUSIP:   Q64654108

  MEETING DATE:      11/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt, for the purposes of Section                ISSUER            YES             FOR                  FOR

250R(2) of the Corporations Act, the remuneration

report as disclosed in the 2009 annual report

PROPOSAL #2.: Re-elect, for all purposes, Mr. James          ISSUER            YES             FOR                  FOR

McClements as a Director of the Company, who retires

in accordance with Rule 11.3 of the Company's

Constitution

PROPOSAL #3.: Elect, for all purposes, Mr. Rod Baxter        ISSUER            YES             FOR                  FOR

 as a Director of the Company, who retires in

accordance with Rule 11.1 of the Company's

PROPOSAL #S.4: Amend, pursuant to Section 136 of the         ISSUER            YES             FOR                  FOR

Corporations Act, the Company's Constitution as

specified

PROPOSAL #5.: Approve, for the purposes of Listing            ISSUER            YES         AGAINST           AGAINST

Rule 10.11 and Chapter 2E of the Corporations Act and

 for all other purposes, Mr. Rod Baxter be issued

200,000 options to acquire fully paid ordinary shares

 in the capital of the Company on the terms and

conditions as specified

PROPOSAL #6.: Approve, for the purposes of Listing            ISSUER            YES             FOR                  FOR

Rule 10.11 and Chapter 2E of the Corporations Act and

 for all other purposes, Mr. Paul Kopejtka be issued

4,500,000 options to acquire fully paid ordinary

shares in the capital of the Company on the terms and

 conditions as specified

PROPOSAL #7.: Approve, for the purposes of Listing            ISSUER            YES             FOR                  FOR

Rule 10.11 and Chapter 2E of the Corporations Act and

 for all other purposes, Mr. Trevor Matthews be

issued 4,500,000 options to acquire fully paid

ordinary shares in the capital of the Company on the

terms and conditions as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MUSASHI SEIMITSU INDUSTRY CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J46948105

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MVELAPHANDA GROUP LIMITED

  TICKER:                  N/A                 CUSIP:   S5302W103

  MEETING DATE:      11/25/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual financial statements        ISSUER            YES         AGAINST           AGAINST

 for the YE 30 JUN 2009

PROPOSAL #2.: Approve the remuneration of the                     ISSUER            YES         AGAINST           AGAINST

Directors for the YE 30 JUN 2009

PROPOSAL #3.: Re-appoint PKF [Jhb] Inc. as the                   ISSUER            YES         AGAINST           AGAINST

Independent Auditors and appoint Paul Badrick as the

designated Audit Partner

PROPOSAL #4.1: Re-elect Mr. Kuseni Dlamini as a                 ISSUER            YES         AGAINST           AGAINST

Director, who retires in terms of Clause 53.2 of the

Articles of Association

PROPOSAL #4.2: Re-elect Mr. Oyama Mabandla as a                 ISSUER            YES         AGAINST           AGAINST

Director, who retires in terms of Clause 53.2 of the

Articles of Association

PROPOSAL #4.3: Re-elect Mr. Ernst Roth as a Director,        ISSUER            YES         AGAINST           AGAINST

 who retires in terms of Clause 53.2 of the Articles

of Association

PROPOSAL #5.: Approve to place authorized but                     ISSUER            YES         AGAINST           AGAINST

unissued convertible perpetual cumulative preference

shares [preference shares] in the share capital of

the Company under the control of the Directors of the

 Company in terms of Sections 221 and 222 of the

Companies Act 1973 [Act 61 of 1973] [the Companies

Act], as amended, until the next AGM, to enable them

to allot and issue such preference shares at their

discretion, subject to the provisions of the

Companies Act and the JSE Limited Listings

PROPOSAL #6.: Approve to place all the ordinary                 ISSUER            YES         AGAINST           AGAINST

shares required for the purpose of carrying out the

terms of the Mvelaphanda Group Share Incentive Scheme

 [the Scheme] under the control of the Directors,

subject to Sections 221 and 222 of the Companies Act,

 1973, [Act 61 of 1973] to allot and issue such

shares in their discretion on such terms and

conditions as and when they deem it fit to do so

PROPOSAL #S.7: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, by way of a general approval pursuant, inter

 alia to Articles 13A and 13B of the Company's

Articles of Association, to facilitate, inter alia,

the acquisition by Mvelaphanda Group or a subsidiary

of Mvelaphanda Group [collectively the Group], from

time to time, of the issued ordinary shares of

Mvelaphanda Group upon such terms and conditions and

in such numbers as the Directors of the Company may

from time to time decide, but subject to the

provisions of the Companies Act 1973 [Act 61 of 1973]

 [the Companies Act], as amended, and the JSE Limited

 [JSE] Listings Requirements from time to time, which

 general approval shall endure until the next AGM of

Mvelaphanda Group, provided that it shall not extend

beyond 15 months from the date of the AGM at which

this special resolution is passed; it being recorded

that the JSE Listings Requirements currently require,

 inter alia, in relation to a general approval of

shareholders, that: acquisitions of securities be

implemented through the order book operated by the

JSE trading system and done without any prior

understanding or arrangement between Mvelaphanda

Group and the counterparty; acquisitions in any 1 FY

are limited to a maximum of 20% of Mvelaphanda

Group's issued share capital of the relevant class;

provided that acquisitions by subsidiaries of

Mvelaphanda Group are limited to a maximum of 10% of

Mvelaphanda Group's issued share capital of the

relevant class; an acquisition may not be made at a

price more than 10% above the weighted average of the

 market value for the shares in question for the 5

business days immediately preceding the date on which

 the acquisition is agreed, a paid press announcement

 containing details of such acquisitions must be

published as soon as Mvelaphaoda Group and/or any of

its subsidiaries has/have acquired shares

constituting, on a cumulative basis, 3% of the number

 of shares of the relevant class in issue at the date

 of the AGM at which this special resolution is

passed 'initial number'] and for each 3% in aggregate

 of the initial number acquired thereafter; at any

point in time, the Company may only appoint 1 agent

to effect any repurchases; such repurchases may only

be effected if, thereafter, the Company still

complies with the spread requirements of the JSE, and

 no repurchase may sake place during prohibited

periods as stipulated by the JSE Listings

Requirements unless a repurchase programme is in

place, where dates and quantities of shares to be

traded during the prohibited period are fixed and

full details of the programme have been disclosed in

PROPOSAL #S.8: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 by way of a general approval pursuant, inter alia,

to Articles 13A and 13B of the Company's Articles of

Association to facilitate, infer alia, the

acquisition by the Group, from time to time, of the

issued convertible perpetual cumulative preference

shares of Mvelaphanda Group upon such terms and

conditions and in such numbers as the Directors of

the Company may from time to time decide, but subject

 to the provisions of the Companies Act 1973 [Act 61

of 1973] [the Companies Act] as amended, and the JSE

Limited [JSE] Listings Requirements front time to

time! which general approval shall endure until the

next AGM of Mvelaphanda Group; provided that it shall

 not extend beyond 15 months from the date of the AGM

 at which this special resolution is passed, it being

 recorded that the JSE Listings Requirements

currently require, inter alia, in relation to a

general approval of shareholders, that: acquisitions

of securities be implemented through the order book

operated by the JSE trading system arid done without

any prior understanding or arrangement between

Mvelaphanda Group and the counterparty; a

acquisitions in any 1 FY are limited to a maximum of

20% of Mvelaphanda Groups issued share capital of the

 relevant class, provided that acquisitions by

subsidiaries of Mvelaphanda Group are limited to a

maximum of 10% of Mvelaphanda Group's issued share

capital of the relevant class, an acquisition may not

 be made at a price more than 10 /o above the

weighted average of the market value for the shares

in question for the 5 business days immediately

preceding the date on which the acquisition is

agreed, a paid press announcement containing details

of such acquisitions must be published as soon as

Mvelaphanda Group and/or any of its subsidiaries

has/have acquired shares constituting, on a

cumulative basis, 3 of the number of shares of the

relevant class in issue at the date of the AGM at

which this special resolution is passed [initial

number] and for each 3% in aggregate of the initial

number acquired thereafter; at any point in time, the

 Company may only appoint 1 agent to effect any

repurchases; a such repurchases may only be effected

if, thereafter, the Company still complies with the

spread requirements of the JSE, and no repurchase may

 take place during prohibited periods as stipulated

by the JSE Listings Requirements unless a repurchase

programme is in place, where dates and quantities of

shares to be traded during the prohibited period are

fixed and full details of the programme have been

PROPOSAL #9.: Approve that the Directors of the                 ISSUER            YES             FOR                  FOR

Company shall be entitled, at their discretion to

pay, by way of a pro rata reduction of share capital

or share premium, in lieu of an ordinary dividend, an

 amount equal to the amount which the Directors would

 have declared and paid out of profits in respect of

the Company's interim and final dividends for the FYE

 30 JUN 2009

PROPOSAL #10.: Authorize any Director of the Company         ISSUER            YES         AGAINST           AGAINST

to do all such things, sign all such documents and

take all such actions as are necessary to give effect

 to the special and ordinary resolutions proposed at

the AGM at which this ordinary resolution is

proposed, if it/they is/are passed [in the case of

ordinary and special resolutions] and registered by

the Registrar of Companies [in the case of special

PROPOSAL #11.: Transact such other business                         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MVV ENERGIE AG, MANNHEIM

  TICKER:                  N/A                 CUSIP:   D5565G122

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the annual financial            ISSUER             NO              N/A                  N/A

statements as of 30 SEP 2009, the Management report

for the 2008/09 FY, the consolidated financial

statements (IFRS) as of 30 SEP 2009, the Group

Management report for the 2008/09 FY, the explanatory

 report of the Executive Board in respect of the

disclosures made pursuant to Section 289 (4) and

Section 315 (4) of the German Commercial Code (HGB),

the proposal of the Executive Board in respect of the

 appropriation of the un-appropriated net profit, and

 the report of the Supervisory Board

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER             NO              N/A                  N/A

un-appropriated net profit

PROPOSAL #3.: Formal approval of the actions of the          ISSUER             NO              N/A                  N/A

members of the Executive Board

PROPOSAL #4.: Formal approval of the actions of the          ISSUER             NO              N/A                  N/A

members of the Supervisory Board

PROPOSAL #5.: Election of the Auditor for the 2009/10        ISSUER             NO              N/A                  N/A

 FY

PROPOSAL #6.: Election of members of the Supervisory         ISSUER             NO              N/A                  N/A

Board

PROPOSAL #7.: Resolution authorizing the purchase of         ISSUER             NO              N/A                  N/A

own shares

PROPOSAL #8.: Resolution approving amendments to the         ISSUER             NO              N/A                  N/A

Company's Articles of Incorporation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MYTILINEOS HOLDINGS SA

  TICKER:                  N/A                 CUSIP:   X56014131

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the submission for approval of          ISSUER             NO              N/A                  N/A

the Individual and Consolidated Financial Statements

for the accounting period from 01 JAN 2009 to 31 DEC

2009, and the relevant Board of Directors and

Auditor's reports; approve the table of appropriation

 of results

PROPOSAL #2: Approve the recommendation by the Board         ISSUER             NO              N/A                  N/A

of Directors and adoption of resolution concerning

the non-distribution of dividend from the results of

the period from 01 JAN 2009 to 31 DEC 2009

PROPOSAL #3: Approve to release the Members of the            ISSUER             NO              N/A                  N/A

Board of Directors and the Company's Auditors from

any liability for damages in connection with the

management of the accounting period ended on 31 DEC

2009

PROPOSAL #4: Election of one Regular and one                       ISSUER             NO              N/A                  N/A

Alternate Auditor for the current accounting period,

and determination of their fee

PROPOSAL #5: Approve the contracts and remunerations,        ISSUER             NO              N/A                  N/A

 in accordance with Articles 23(a) and 24 of Codified

 Law (C.L.) 2190/1920

PROPOSAL #6: Adopt the resolution concerning the                ISSUER             NO              N/A                  N/A

Company's own shares acquired until 13 JUN 2007

through the share buy-back programme ratified by the

resolutions of the Company's General Meetings of 22

JUN 2006 and 16 FEB 2007, representing 4.8176% of the

 Company's paid-up share capital

PROPOSAL #7: Various issues and announcements                      ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MYTILINEOS HOLDINGS SA

  TICKER:                  N/A                 CUSIP:   X56014131

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the resolution concerning the              ISSUER             NO              N/A                  N/A

Company's own shares acquired until 13 JUN 2007

through the share buy-back programme ratified by the

resolutions of the Company's General Meetings of 22

JUN 2006 and 16 FEB 2007, representing 4.8176% of the

 Company's paid-up share capital

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MYTILINEOS HOLDINGS SA

  TICKER:                  N/A                 CUSIP:   X56014131

  MEETING DATE:      6/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the decision on Company's shares        ISSUER             NO              N/A                  N/A

 obtained via the share buy back plan that correspond

 to 4.8176 per cent of Company's share capital

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  N.BROWN GROUP PLC

  TICKER:                  N/A                 CUSIP:   G64036125

  MEETING DATE:      7/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual accounts of the                ISSUER            YES             FOR                  FOR

Company for the 52 weeks ended 28 FEB 2009 together

with the Directors' and the Auditors' report on those

 accounts

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the 52 weeks ended 28 FEB 2009

PROPOSAL #3.: Declare a final dividend of 6.41 pence         ISSUER            YES             FOR                  FOR

per ordinary share for the 52 weeks ended 28 FEB 2009

PROPOSAL #4.: Re-elect Mr. Alan White as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Mr. Lord Alliance of                        ISSUER            YES             FOR                  FOR

Manchester CBE as a Director

PROPOSAL #6.: Re-elect Mr. Nigel Alliance OBE as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #7.: Re-elect Mr. Ivan Fallon as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #8.: Elect Mrs. Anna Ford as a Director of          ISSUER            YES         AGAINST           AGAINST

the Company, who was appointed since the last AGM, in

 accordance with the Article 71 of the Company's

Articles of Association

PROPOSAL #9.: Re-appoint Deloitte LLP as the                       ISSUER            YES         AGAINST           AGAINST

Company's Auditors and authorize the Directors to fix

 their remuneration

PROPOSAL #10.: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, in substitution for all existing authorities

 and in accordance with Section 80 of the Companies

Act 1985 [the Act], to allot relevant securities

[Section 80 of the said Act] up to an aggregate

nominal amount of GBP 10,098,594; [Authority expires

the earlier of the conclusion of the next AGM of the

Company after the passing of this resolution or 06

OCT 2010]; and the Company may before such expiry

make any offers or agreements which would or might

require relevant securities to be allotted after such

PROPOSAL #S.11: Authorize the Directors of the                   ISSUER            YES             FOR                  FOR

Company, subject to the passing of Resolution 10 as

specified and pursuant to Section 95(1) of the

Companies Act 1985 [the Act], to allot equity

securities [Section 94(2) of the Act] for cash

pursuant to the authority conferred by Resolution 10,

 and to sell relevant shares [Section 94(5) of the

said Act] of the Company if, immediately before such

sale, such shares were held by the Company as

treasury shares [Section 162A(3) of the said Act], as

 if Section 89(1) of the Act did not apply to any

such allotments and/or sale of relevant shares: a) in

 connection with an offer (whether by way of rights

issue, open offer or otherwise) to the holders of

ordinary shares; and b) up to an aggregate nominal

value of GBP 1,514,789; [Authority expires the

earlier of the conclusion of the next AGM of the

Company after the passing of this resolution or 06

OCT 2010]; and the Company may before such expiry

make any offers or agreements which would or might

require relevant securities to be allotted, or

relevant shares to be sold, after such expiry

PROPOSAL #S.12: Approve the general meeting of the            ISSUER            YES             FOR                  FOR

Company [other than an AGM] may be called on not less

 than 14 clear days' notice

PROPOSAL #S.13: Approve, with immediate effect, the          ISSUER            YES             FOR                  FOR

Articles of Association produced to the meeting and

as specified and in substitution for and to the

exclusion of the existing Articles of Association of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NACHI-FUJIKOSHI CORP.

  TICKER:                  N/A                 CUSIP:   J47098108

  MEETING DATE:      2/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Director                                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NAGAILEBEN CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J47152103

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Approve Minor                     ISSUER            YES         AGAINST           AGAINST

Revisions Related to Dematerialization of Shares and

the other Updated Laws and Regulations, Allow Board

to Make Rules Governing Exercise of Shareholders'

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NAGARJUNA CONSTR CO LTD

  TICKER:                  N/A                 CUSIP:   Y6198W135

  MEETING DATE:      7/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009, the profit & loss account

for the YE on that date together with the reports of

the Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Sri R.V. Shastri as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Sri J.V. Ranga Raju as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Sri N.R. Alluri as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Re-appoint Messrs. M. Bhaskara Rao &            ISSUER            YES             FOR                  FOR

Co., Chartered Accountants and Messrs. Deloitte

Haskins and Sells, Chartered Accountants, the

retiring Joint Statutory Auditors of the Company, as

the Joint Statutory Auditors of the Company to hold

office from the conclusion of this AGM until the

conclusion of the next AGM at such remuneration as

may be determined by the Board of Directors of the

PROPOSAL #7.: Appoint Sri A.J. Jaganathan as a                   ISSUER            YES             FOR                  FOR

Director of the Company liable to retire by rotation

PROPOSAL #S.8: Re-appoint, in pursuance of the                   ISSUER            YES             FOR                  FOR

provisions of Section 198, 269, 309, 310, 311, 314

and other applicable provisions, if any, of the

Companies Act, 1956 [including any statutory

modification(s) or re-enactment thereof, for the time

 being in force], read with Schedule XIII to the Act

and subject to such other approvals, consents as may

be required, Sri A.S.N. Raju as a Wholetime Director

of the Company for a period of 5 years with effect

from 01 MAY 2009, on the terms & conditions of

remuneration as specified to the notice convening the

 meeting with liberty to the Board of Directors

[hereinafter referred to as the Board which term

shall be deemed to include the HR & Compensation

Committee constituted by the Board] to alter and vary

 the terms & conditions of the said appointment

and/or the remuneration, subject to the same not

exceeding the limits specified in Schedule XIII to

the Companies Act, 1956, including any statutory

modification or re-enactment thereof for the time

being in force or as may hereafter be made by the

Central Government in that behalf from time to time,

or any amendments thereto; approve that in pursuance

of the provisions of Section 198(4) and other

applicable provisions, if any, of the Companies Act

1956, Sri A.S.N. Raju Wholetime Director, may be paid

 the above mentioned remuneration as minimum

remuneration in the event of absence or inadequacy of

 profits in any FY during his term of office as

Wholetime Director, in accordance with the provisions

 of Schedule XIII to the Companies Act 1956;

authorize the Board to take all such steps as may be

PROPOSAL #S.9: Re-appoint, in pursuance of the                   ISSUER            YES             FOR                  FOR

provisions of Section 198, 269, 309, 310, 311, 314

and other applicable provisions, if any, of the

Companies Act, 1956 [including any statutory

modification(s) or re-enactment thereof, for the time

 being in force], read with Schedule XIII to the Act

and subject to such other approvals, consents as may

be required, Sri R.N. Raju as a Wholetime Director of

 the Company for a period of 5 years with effect from

 01 MAY 2009, on the terms & conditions of

remuneration as specified to the notice convening the

 meeting with liberty to the Board of Directors

[hereinafter referred to as the Board which term

shall be deemed to include the HR & Compensation

Committee constituted by the Board] to alter and vary

 the terms & conditions of the said appointment

and/or the remuneration, subject to the same not

exceeding the limits specified in Schedule XIII to

the Companies Act, 1956, including any statutory

modification or re-enactment thereof for the time

being in force or as may hereafter be made by the

Central Government in that behalf from time to time,

or any amendments thereto; approve that in pursuance

of the provisions of Section 198(4) and other

applicable provisions, if any, of the Companies Act

1956, Sri R.N. Raju Wholetime Director, may be paid

the above mentioned remuneration as minimum

remuneration in the event of absence or inadequacy of

 profits in any FY during his term of office as

Wholetime Director, in accordance with the provisions

 of Schedule XIII to the Companies Act 1956;

authorize the Board to take all such steps as may be

PROPOSAL #S.10: Authorize the Board, pursuant to                ISSUER            YES         AGAINST           AGAINST

Section 81(1A) and other applicable provisions if any

 of the Companies Act 1956, [including any statutory

modifications or re-enactment thereof, for the time

being in force] and enabling provisions of the

Articles of Association of the Company, the Listing

Agreements entered into with the Stock Exchanges and

subject to the provisions of Chapter XIII-A of the

SEBI [Disclosure and Investor Protection] Guidelines,

 2000, as amended [SEBI DIP Guidelines], the

provisions of the Foreign Exchange Management Act,

1999 and the Foreign Exchange Management [Transfer or

 issue of security by a Person Resident Outside

India] Regulations 2000, as amended, applicable

rules, regulations, guidelines or laws and/or any

approval, consent, permission or sanction of the

Central Government, Reserve Bank of India and any

other appropriate authority(s), institution(s) or

body(s) [hereinafter collectively referred to as the

appropriate authorities], and subject to such

conditions as may be prescribed by any 1 of them

while granting any such approval, consent permission,

 and/or sanction [hereinafter referred to as the

requisite approvals], which may be agreed to by the

Board of Directors of the Company [hereinafter called

 the Board which term shall be deemed to include the

Executive Committee of the Board of Directors of the

Company or any Committee which the Board may have

constituted or hereinafter constitute to exercise its

 powers including the power conferred by this

resolution], to issue, offer and allot equity

shares/fully convertible debentures/partly

convertible debentures/ non convertible debentures

with warrants/any other securities [other than

warrants], which are convertible into or exchangeable

 with equity shares on such date as may be determined

 by the Board but not later than 60 months from the

date of allotment [collectively referred to as QIP

Securities/Securities], to the Qualified

Institutional Buyers [QIBs] as per the SEBI DIP

Guidelines, on the basis of placement document(s), at

 such time or times in 1 or more tranche or tranches,

 at par or at such price or prices, and on such terms

 and in such conditions and in such manner as the

Board may, in its absolute discretion determine, in

consultation with the Lead Managers, Advisors or

other intermediaries, subject however to the

condition that amount so raised by the issue of QIP

Securities shall not exceed in the aggregate a sum of

 INR 550 crores including a greenshoe option of INR

50 crores to QIBs as per the pricing formula

stipulated under the said SEBI DIP Guidelines;

approve that the relevant date for the determination

of the applicable price for the issue of the QIP

Securities shall be the date of the meeting in which

the Board of the Company or the Committee of

Directors duly authorized by the Board of the Company

 decides to open the proposed issue or the date on

which the holder of the Securities which are

convertible into or exchangeable with equity shares

at a later date becomes entitled to apply for the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NAGARJUNA FERTILIZERS AND CHEMICALS LTD

  TICKER:                  N/A                 CUSIP:   Y61992114

  MEETING DATE:      9/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the 33rd annual                 ISSUER            YES             FOR                  FOR

report of the Directors, the balance sheet as at 31

MAR 2009, the profit & loss account for the FYE 31

MAR 2009, the cash flow statement for the FYE 31 MAR

2009 and the reports of the Auditors thereon

PROPOSAL #2.: Declare a dividend on preference shares        ISSUER            YES             FOR                  FOR

 for the YE 31 MAR 2009

PROPOSAL #3.: Re-appoint Shri S.R. Ramakrishnan as a         ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri Chandra Pal Singh Yadav        ISSUER            YES             FOR                  FOR

 as a Director, who retires by rotation

PROPOSAL #5.: Re-appoint Shri Ashok Chopra as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Re-appoint M/s. M. Bhaskara Rao and              ISSUER            YES             FOR                  FOR

Co., Chartered Accountants, Hyderabad as the Auditors

 of the Company to hold office from the conclusion of

 the 33rd AGM up to the conclusion of the next AGM on

 such terms and conditions as may be fixed by the

Board of Directors of the Company

PROPOSAL #7.: Re-appoint, subject to Sections 198,            ISSUER            YES             FOR                  FOR

269, 309 and Schedule XIII and other applicable

provisions of the Companies Act 1956, Shri P.P. Singh

 as a Director [Technical] of the Company for a

further period of 1 year with effect from 24 FEB 2009

 to 23 FEB 2010, subject to necessary approval of the

 financial institutions; approve to pay the specified

 remuneration and perquisites to Shri P.P. Singh,

during the term of his office and the same also be

paid as minimum remuneration in the event of

inadequacy or absence of profits in any FY, during

his term of office; the specified remuneration for

Shri P.P. Singh, Director [Technical] may, subject to

 overall ceiling as specified and subject to Schedule

 XIII of the Companies Act, 1956, be modified as may

be agreed to by the Company and Shri P.P. Singh,

Director [Technical]; approve the perquisites as

specified shall be interchangeable within the overall

 ceiling of the annual salary of Shri P.P. Singh,

Director [Technical]

PROPOSAL #8.: Re-appoint, subject to Sections 198,            ISSUER            YES             FOR                  FOR

269, 309 and Schedule XIII and other applicable

provisions of the Companies Act 1956, Shri K. Rahul

Raju as a Joint Managing Director of the Company for

a period of 5 year effective from 26 JUN 2009 to 25

JUN 2014, subject to necessary approval of the

financial institutions; approve to pay the specified

remuneration and perquisites to Shri K. Rahul Raju

during the term of his office and the same also be

paid as minimum remuneration in the event of

inadequacy or absence of profits in any FY during his

 term of office; the specified remuneration for Shri

K. Rahul Raju, Joint Managing Director may, subject

to overall ceiling as specified, and subject to

Schedule XIII of the Companies Act, 1956 be modified

as may be agreed to by the Company and Shri K. Rahul

Raju, Joint Managing Director; approve the

perquisites as specified shall be interchangeable

within the overall ceiling of the annual salary of

Shri K. Rahul Raju, Joint Managing Director

PROPOSAL #9.: Re-appoint, subject to Sections 198,            ISSUER            YES             FOR                  FOR

269, 309 and Schedule XIII and other applicable

provisions of the Companies Act 1956, Shri R.S. Nanda

 as a Director and Chief Operating Officer of the

Company for a further period of 1 year with effect

from 26 JUN 2009, subject to necessary approval of

the financial institutions; approve to pay the

specified remuneration and perquisites to Shri R.S.

Nanda, during the term of his office and the same

also be paid as minimum remuneration in the event of

inadequacy or absence of profits in any FY, during

his term of office; the specified remuneration for

Shri R.S. Nanda, Director and Chief Operating Officer

 may, subject to overall ceiling as specified and

subject to Schedule XIII of the Companies Act, 1956,

be modified as may be agreed to by the Company and

Shri R.S. Nanda, Director and Chief Operating

Officer; approve that the perquisites as specified

shall be interchangeable within the overall ceiling

of the annual salary of Shri R.S. Nanda, Director and

 Chief Operating Officer

PROPOSAL #S.10: Authorize the Board, in accordance            ISSUER            YES             FOR                  FOR

with Section 81(1A) and other applicable provisions,

if any, of the Companies Act, 1956, Articles of

Association of the Company and the existing

Guidelines of the Securities and Exchange Board of

India [SEBI] and subject to all consents and

permission required by Law and subject to such

conditions and modifications as may be imposed and

accepted by the Board of Directors of the Company

[hereinafter referred to as the Board] which term

shall include any Committee of which the Board of the

 Company may constitute or may hereafter constitute,

to re-issue on preferential basis 3,75,151 forfeited

equity shares of the Company of the face value of INR

 10 each of cash to Nagarjuna Holdings Private

Limited, one of the Core Promoters of the Company

[hereinafter referred to as the re-issue] as follows:

 a) the re-issue price of the shares shall be in

accordance with the Guidelines for Preferential Issue

 of shares, the relevant date for purpose of

determination of the price of the shares shall be 30

days prior to the date of the general body meeting

i.e. 17 AUG 2009; b) the re-issued shares shall rank

pari - passu in all respects with the existing

shares; to settle all questions and matters arising

out of, and incidental to the proposed offer and re-

issue of forfeited equity shares and to take all

steps which the Board, in its absolute discretion,

considers necessary proper or expedient for

implementing this resolution; to make on its own

accord or to accept such amendments, modifications,

variations and alterations and to amend, modify, or

vary or alter all or any of terms of the re-issue of

forfeited equity shares on such terms as the Board

PROPOSAL #S.11: Authorize the Board of Directors of          ISSUER            YES             FOR                  FOR

the Company, pursuant to Section 372A and other

applicable provisions of the Companies Act, 1956 and

other applicable laws and subject to the approval of

financial institutions, to acquire by purchase or

otherwise or otherwise, all of the equity shares up

to an amount of INR 5,00,000 constituting 50,000

fully paid equity shares of INR 10 each in the equity

 share capital of Kakinada Fertilizers Limited [KFL],

 a Company incorporated under the Companies Act, 1956

 and having its registered office at No. 10-4-

771/5/1/A Sriram Nagar Colony, Masab Tank, Hyderabad,

 500 028, from the existing shareholders of KFL; and

to do all such acts, deeds, matters, and things as in

 absolute discretion may be considered necessary,

expedient or desirable and to settle any question

that may arise thereto in order to give effect to the

 foregoing resolution or otherwise considered by the

board of Directors to be in the interest of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NAGARJUNA FERTILIZERS AND CHEMICALS LTD

  TICKER:                  N/A                 CUSIP:   Y61992114

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve the Company to Incorporate a          ISSUER            YES             FOR                  FOR

wholly owned subsidiary Company under the name and

style of Nagarjuna Mauritius Private Limited or such

other name as may be approved by the Registrar of

Companies, Republic of Mauritius, Mauritius;

authorize the Board of Directors of the Company,

pursuant to Section 372A and other applicable

provisions of the Companies Act, 1956 and other

statutory enactments in force but not limited to

FEMA, 1999 and the rules and regulations of Reserve

Bank of India, to invest in cash a sum not exceeding

EURO 5 million in the equity capital of the wholly

owned subsidiary Company Nagarjuna Mauritius Private

Limited, Mauritius or such other name as may be

approved by Registrar of the Companies, Republic of

Mauritius, Mauritius, to be reinvested in Nagarjuna

Spawnt GmbH, Germany, in Germany; CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NAKAMURAYA CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J47915103

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NAKAYAMA STEEL WORKS,LTD.

  TICKER:                  N/A                 CUSIP:   J48216121

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NAMHAE CHEMICAL CORPORATION, SEOUL

  TICKER:                  N/A                 CUSIP:   Y6200J106

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement, the              ISSUER            YES             FOR                  FOR

statement of profit and loss, and the proposed

disposition of retained earning

PROPOSAL #2: Election of Park Chae-Hong as a Director        ISSUER            YES             FOR                  FOR

 and Lee Sun-Rae, Lee Jae-Woo as the

PROPOSAL #3: Election of Lee Duk-Jae as the Auditors         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve the remuneration limit for the          ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #5: Approve the remuneration limit for the          ISSUER            YES             FOR                  FOR

Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NAMURA SHIPBUILDING CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J48345102

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Approve Minor                     ISSUER            YES             FOR                  FOR

Revisions

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NAMYANG DAIRY PRODUCTS CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y6201P101

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 46th income statement,                 ISSUER            YES             FOR                  FOR

balance sheet, proposed disposition of retained

earning, cash dividend per 1 share  KRW 950 per

ordinary share, KRW 1,000 per preference share

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Directors: Songjuk Jee,                ISSUER            YES             FOR                  FOR

Haeryong Lee  external

PROPOSAL #4: Approve the remuneration for Director             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Approve the remuneration for Auditor               ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NAN HAI CORPORATION LTD

  TICKER:                  N/A                 CUSIP:   G6389N100

  MEETING DATE:      11/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the agreement dated        ISSUER            YES             FOR                  FOR

 21 OCT 2009 [the Agreement] made between the Company

 and the Vendors [as specified in the circular of the

 Company dated 06 NOV 2009 [the Circular]], pursuant

to which the Company agreed to make an early

repayment to the Vendors at the Discounted Amount [as

 specified in the Circular] as full settlement of the

 amount of the Cash Portion [as specified] [a copy of

 the Agreement has been produced to the meeting

marked A and initialed by the Chairman of the meeting

 for the purpose of identification], and the

transaction contemplated under the Agreement; and

authorize 1 or more Directors of the Company on

behalf of the Company to do all such deeds, acts,

matters and things, and execute further documents as

they may in their opinion consider necessary,

desirable or expedient for the purpose of or in

connection with effecting and implementing the terms

of the Agreement and the transactions contemplated

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NAN HAI CORPORATION LTD

  TICKER:                  N/A                 CUSIP:   G6389N100

  MEETING DATE:      6/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited accounts          ISSUER            YES             FOR                  FOR

and the reports of the Directors and Auditors for the

 YE 31 DEC 2009

PROPOSAL #2.A: Re-elect Mr. Lau Yip Leung as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #2.B: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the remuneration of Directors

PROPOSAL #3: Re-appoint the retiring Auditors and              ISSUER            YES             FOR                  FOR

authorize the Board of Directors to fix their

remuneration

PROPOSAL #4: Authorize the Directors to issue                     ISSUER            YES             FOR                  FOR

additional shares

PROPOSAL #5: Authorize the Directors to repurchase            ISSUER            YES             FOR                  FOR

shares

PROPOSAL #6: Approve to extend the general mandate            ISSUER            YES             FOR                  FOR

granted to Directors to issue additional shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NANKANG RUBBER TIRE CO LTD

  TICKER:                  N/A                 CUSIP:   Y62036101

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2009 business operations        ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: To report the 2009 audited reports               ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: To report the status of monetary                 ISSUER             NO              N/A                  N/A

loans, endorsement and guarantee

PROPOSAL #A.4: To report the status of the local                ISSUER             NO              N/A                  N/A

secured convertible bonds

PROPOSAL #A.5: To report the status of buyback                   ISSUER             NO              N/A                  N/A

treasury stock

PROPOSAL #A.6: To report the status of third times            ISSUER             NO              N/A                  N/A

buyback treasury stock

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution           ISSUER            YES             FOR                  FOR

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.6: Election of 5 Directors, 2 Independent        ISSUER            YES             FOR                  FOR

 Directors and 2 Supervisors

PROPOSAL #B.7: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on the Directors from participation in

competitive business

PROPOSAL #B.8: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NATIONAL EXPRESS GROUP PLC

  TICKER:                  N/A                 CUSIP:   G6374M109

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the reports of the Directors and        ISSUER            YES         AGAINST           AGAINST

 the financial statements together with the report of

 the Auditors for the FYE 31 DEC 2009

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the FYE 31 DEC 2009

PROPOSAL #3: Election of Dean Finch as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-elect Sir Andrew Foster as a                       ISSUER            YES         AGAINST           AGAINST

Director, who retires by rotation

PROPOSAL #5: Re-elect Tim Score as a Director, who            ISSUER            YES         AGAINST           AGAINST

retires by rotation

PROPOSAL #6: Re-appoint Ernst & Young LLP as the                ISSUER            YES         AGAINST           AGAINST

Company's Auditors for FYE 31 DEC 2010

PROPOSAL #7: Authorize the Directors to agree the              ISSUER            YES         AGAINST           AGAINST

Auditors' remuneration

PROPOSAL #8: Authorize the Directors, in substitution        ISSUER            YES             FOR                  FOR

 for the purposes of Section 551 of the Companies Act

 2006  the Act , to allot relevant securities  as

specified in the Act : a) up to a maximum nominal

amount  within the meaning of Section 551(3) and (6)

of the Act  of GBP 8,500,955  such amount to be

reduced by the nominal amount allotted or granted

under(b) below in excess of such sum ; and comprising

 equity securities  Section 560  up to an aggregate

nominal amount Section 551(3) and (6) of the Act  of

GBP 17,001,911  such amount to be reduced by any

allotments or grants made under(a) above  in

connection with or pursuant to an offer by way of a

rights issue in favor of i) holders of ordinary

shares in proportion to the respective number of

ordinary shares held by them on the record date for

such allotment and ; ii) holders of any other class

of equity securities entitled to participate therein

or if the Directors consider it necessary, as p

PROPOSAL #S.9: Authorize the Directors, subject to            ISSUER            YES             FOR                  FOR

the passing of Resolution 8, pursuant to Section

570(1) and 573 of the Companies Act 2006  the Act

to: a) allot equity securities  Section 560(1) of the

 Act  held by the Company as treasury shares for

cash; as if Section 561 of the Act did not apply to

any such allotment or sale, specified that this power

 shall be limited to the allotment of equity

securities for cash and the sale of treasury shares:

i) in connection with or pursuant to an offer or

invitation  but in case of the authority granted

under resolution 8(b), by way of a rights issue only

 in favor of i) holders of ordinary shares in

proportion to the respective number of ordinary

shares held by them on the record date for such

allotment or sale and ii) holders of any other class

of equity securities entitled to participate therein

PROPOSAL #S.10: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purpose of Section 701 of the Companies Act 2006  the

 Act  to make market purchases  within the meaning of

 Section 693(4) of the Act  of the Company's ordinary

 shares on such terms as the Directors see fit

subject to the following conditions: a) the maximum

aggregate number of shares which may be purchased is

51,005,733, representing approximately 10% of the

issued share Capital of the Company as at 05 MAR

2010; b) the minimum price which may be paid for each

 share is 5 pence which amount shall be exclusive of

expenses; if any; c) the maximum price which may be

paid for each share is an amount not more than 5%

above the average middle market quotation of the

Company's shares, as derived from the Daily Official

List published by the London Stock Exchange plc, for

the five business days CONTD..

PROPOSAL #11: Authorize the Company and all Companies        ISSUER            YES         AGAINST           AGAINST

 that are subsidiaries at any time during the period

for which this resolution is effective in accordance

with Section 366 and 367 of the Companies Act 2006

the Act  to: a) make political donations to political

 parties or independent election candidates; b) make

political donations to political organizations  other

 than political parties ; and c) incur political

expenditure, in a total aggregate amount not

exceeding GBP 100,000 during and after the relevant

period at the conclusion of the next AGM of the

Company, for this purpose of this resolution

political donation, political party, political

organization and political expenditure are to be

construed in accordance with Sections 363, 364 and

PROPOSAL #S.12: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the Companies Act 2006, are to be

treated as provisions of the Company's Articles of

Association; and adopt the Articles of Association of

 the Company in substitution for and to the exclusion

 of, the existing Articles of Association

PROPOSAL #S.13: Approve the general meeting of the            ISSUER            YES             FOR                  FOR

Company  other than an AGM  may be called on not less

 than 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NATIONAL EXPRESS GROUP PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G6374M109

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the limit on the            ISSUER            YES             FOR                  FOR

maximum nominal amount of shares which may be

allotted by the Company

PROPOSAL #2.: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

 in the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NATIONAL PETROLEUM CO LTD

  TICKER:                  N/A                 CUSIP:   Y6243K102

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: To report the business of 2009                      ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: Statutory supervisors report of 2009           ISSUER             NO              N/A                  N/A

PROPOSAL #1.3: The revision to the rules of hte Board        ISSUER             NO              N/A                  N/A

 Meeting

PROPOSAL #2.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #2.2: Approve 2009 profit distribution;                ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.6 per shares

PROPOSAL #2.3: Amend the Articles of Incorporation of        ISSUER            YES             FOR                  FOR

 Company

PROPOSAL #2.4: Other issues and Extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NAVA BHARAT VENTURES LTD

  TICKER:                  N/A                 CUSIP:   Y6254S143

  MEETING DATE:      7/31/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited profit            ISSUER            YES             FOR                  FOR

and loss account for the YE 31 MAR 2009 and the

balance sheet as at that date and the reports of the

Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on the equity shares        ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re- appoint Sri G.R.K. Prasad as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Appoint the Auditors and approve to fix        ISSUER            YES             FOR                  FOR

 their remuneration

PROPOSAL #5.: Appoint Dr. D. Nageswara Rao as a                 ISSUER            YES             FOR                  FOR

Director of the Company, whose period of Office will

be liable to determination by retirement by rotation

PROPOSAL #S.6: Approve, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Sections 198, 269, 309, 310, 314 and Schedule XIII

and other applicable provisions, if any, of the

Companies Act, 1956 and subject to such other

approvals and consents as may be required, the

consent and approval of the Company, the appointment

of Sri D. Ashok, Managing Director, as a Chairman and

 Director in the Whole-Time Employment of the Company

 with effect from 29th JAN 2009 for the balance of

his tenure i.e., up to 14th AUG 2009 at the same

terms and conditions, remuneration, commission,

perquisites/allowances payable to him, as approved by

 the Genera Body earlier from time to time and as

specified; approve the remuneration aforesaid

including the perquisites and other allowances shall

be paid and allowed to Sri D. Ashok, Director in

Whole-Time Employment as Chairman, as minimum

remuneration during the remaining period of his

tenure, in the event of loss or inadequacy of profits

PROPOSAL #S.7: Appoint, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Sections 198, 269, 309, 310, 314 and Schedule XIII

and other applicable provisions, if any, of the

Companies Act, 1956 and subject to such other

approvals and consents as may be required, Sri D.

Ashok as Chairman of the Company who would be

Director in whole-time employment of the Company, not

 liable to retire by rotation, for a further period

of 5 years with effect from 14 AUG 2009 on the

remuneration, commission, perquisites, benefits and

other allowances as specified; approve the

remuneration specified including the perquisites and

other allowances shall be paid and allowed to Sri D.

Ashok, Director in Whole-Time Employment as Chairman,

 as minimum remuneration during the currency of his

tenure, in the event of loss or inadequacy of profits

 in any FY for a period not exceeding 3 years

PROPOSAL #S.8: Appoint, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Sections 198, 269, 309, 310, 314 and Schedule XIII

and other applicable provisions, if any, of the

Companies Act, 1956 and subject to such other

approvals and consents as may be required, Sri P.

Trivikrama Prasad as a Managing Director, not liable

to retire by rotation, with effect from 29th JAN 2009

 for the balance of his tenure i.e., upto 18th MAR

2012 at the same terms and conditions, remuneration,

commission, perquisites/allowances payable to him as

approved by the General Body earlier as specified;

approve the remuneration aforesaid including the

perquisites and other allowances shall be paid and

allowed to Sri P. Trivikrama Prasad, Managing

Director, as minimum remuneration during the

remaining period of his tenure, in the event of loss

or inadequacy of profits in any FY for a period not

PROPOSAL #S.9: Approve, pursuant to Section 314(1)(b)        ISSUER            YES             FOR                  FOR

 and other applicable provisions, if any, of the

Companies Act, 1956 and subject to such consents,

approvals and permissions as may be required, the

appointment of Sri D. Ashwin, relative of the

Chairman, and 1 of the Directors of the Company's

Subsidiary, Nava Bharat [Singapore] Pte. Limited, to

hold an office or place of profit under the Company's

 subsidiary, Nava Bharat [Singapore] Pte. Limited, as

 Chief Executive Officer with effect from 01 OCT 2008

 on the specified remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NCC AB

  TICKER:                  N/A                 CUSIP:   W5691F104

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the Meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of Tomas Billing as the                     ISSUER            YES             FOR                  FOR

Chairman of the Meeting

PROPOSAL #3: Approve the list of shareholders                     ISSUER            YES             FOR                  FOR

entitled to vote at the Meeting

PROPOSAL #4: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of two officers, in addition to        ISSUER            YES             FOR                  FOR

 the Chairman, to verify the minutes

PROPOSAL #6: Approve to determine whether the meeting        ISSUER            YES             FOR                  FOR

 has been duly convened

PROPOSAL #7: Presentation of the annual report and            ISSUER             NO              N/A                  N/A

the Auditors' report, and the consolidated financial

report and the Auditors' report on the consolidated

financial report

PROPOSAL #8: The Address by the president and any              ISSUER             NO              N/A                  N/A

questions related to this Address, as well as the

Chairman of the Board's account of the work conducted

 by the Board

PROPOSAL #9: Approve the Motions concerning the                 ISSUER            YES             FOR                  FOR

adoption of the income statement and balance sheet,

and of the consolidated income statement and

consolidated balance sheet

PROPOSAL #10: Approve a dividend of SEK 6.00 per                ISSUER            YES             FOR                  FOR

share for the 2009 FY; the record date for the

dividend is Monday, 19 APR 2010; if the meeting

approves the motion, it is estimated that dividends

will be distributed from Euroclear Sweden AB on

Thursday, 22 APR 2010

PROPOSAL #11: Approve the motions concerning the                ISSUER            YES             FOR                  FOR

discharge the Board of Directors and the President

from personal liability for their administration

during the 2009 FY

PROPOSAL #12: Election of 6 ordinary Board Members by        ISSUER            YES             FOR                  FOR

 the AGM

PROPOSAL #13: Approve, to determine the fees to be            ISSUER            YES             FOR                  FOR

paid to the Board Members and the Auditors; that

Director fee is paid in a total amount of SEK

2,450,000, distributed in an unchanged manner so that

 the Chairman of the Board receives SEK 575,000 and

each other member receives SEK 375,000; the Auditors

will be remunerated in accordance with approved

invoices

PROPOSAL #14: Re-elect Antonia Ax:son Johnson, Tomas         ISSUER            YES             FOR                  FOR

Billing, Ulf Holmlund, Ulla Litzen and Marcus Storch,

 Fredrik Lundberg as the members of the Board and the

 Chairman of the Board

PROPOSAL #15: Approve the Nomination Committee's                ISSUER            YES             FOR                  FOR

proposal concerning revised instructions for the

Nomination Committee at NCC AB

PROPOSAL #16: Re-elect Viveca Ax:son Johnson and new         ISSUER            YES             FOR                  FOR

election of Kerstin Stenber, Member of the Board of

Swedbank Robur Fonder AB, and Peter Rudman, Director

of Corporate Governance, Nordea Investment Funds;

election of Vivceca Ax:son Johnson as the Chairman of

 the Nomination Committee

PROPOSAL #17: Approve the guidelines for determining         ISSUER            YES             FOR                  FOR

the salary and other remuneration for the President

and other members of the Company's Management, that

were adopted at the 2009 AGM will continue to be

applied in all essential respects

PROPOSAL #18: Authorize the Board to make decisions          ISSUER            YES             FOR                  FOR

on one or more occasion prior to the next AGM

regarding the acquisition of Series A or B shares,

subject to the limitation that the Company's holding

of treasury shares at no time may exceed 10% of the

total number of shares in the Company; the shares

shall be purchase on Nasdaq Omx Stockholm at a price

per share that is within the registered span of share

 price at the particular time

PROPOSAL #19: Approve that Article 12, second                     ISSUER            YES             FOR                  FOR

paragraph, of the Articles of Association pertaining

to deadlines for notification of General Shareholder

Meetings be rescinded, as specified

PROPOSAL #20: Other business                                                   ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEC FIELDING,LTD.

  TICKER:                  N/A                 CUSIP:   J4882F101

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.3: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEC NETWORKS & SYSTEM INTEGRATION CORPORATION

  TICKER:                  N/A                 CUSIP:   J4884R103

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Change Company's                ISSUER            YES             FOR                  FOR

Location to Bunkyo, Tokyo

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEO SOLAR POWER CORP

  TICKER:                  N/A                 CUSIP:   Y6247H105

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: To report the business of 2009                      ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The Audit Committee's review report             ISSUER             NO              N/A                  N/A

PROPOSAL #2.1: Approve to accept 2009 business report        ISSUER            YES             FOR                  FOR

 and financial statements

PROPOSAL #2.2: Approve to accept 2009 accumulated              ISSUER            YES             FOR                  FOR

deficit (no dividend will be distributed)

PROPOSAL #3.1: Approve the Company to choose tax                ISSUER            YES             FOR                  FOR

reduction and exemption granted by the statute for

upgrading industries for the fund raised through

issuance of common equity in JAN and AUG in 2008

PROPOSAL #3.2: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #3.3: Approve to issue the new common shares        ISSUER            YES             FOR                  FOR

 for a capital increase for cash or to sponsor the

issue and offering of global depository shares

PROPOSAL #3.4: Approve the private placement of                 ISSUER            YES             FOR                  FOR

common shares

PROPOSAL #3.5: Amend the operational procedures for          ISSUER            YES             FOR                  FOR

endorsements and guarantees

PROPOSAL #3.6: Amend the operational procedures for          ISSUER            YES             FOR                  FOR

loaning of Company funds

PROPOSAL #3.7: Amend the operational procedures for          ISSUER            YES             FOR                  FOR

acquisition and disposal of assets

PROPOSAL #3.8.1: Election of Quincy Lin;                              ISSUER            YES             FOR                  FOR

ID/shareholder NO: D100511842 as a Director

PROPOSAL #3.8.2: Election of Sam Hong; ID/shareholder        ISSUER            YES             FOR                  FOR

 NO: A102189256 as a Director

PROPOSAL #3.8.3: Election of China Development                   ISSUER            YES             FOR                  FOR

Industrial Bank /Kai-Charn Young; ID/shareholder NO:

11147207 as a Director

PROPOSAL #3.8.4: Election of Taiwan United Venture            ISSUER            YES             FOR                  FOR

Capital /Der-Chang Yeh; ID/shareholder NO: 89392253

as a Director

PROPOSAL #3.8.5: Election of Quantum Vision Corp./Don        ISSUER            YES             FOR                  FOR

 Chang; ID/shareholder NO: 70816267 as a Director

PROPOSAL #3.8.6: Election of New Castle Investment            ISSUER            YES             FOR                  FOR

Co., Ltd/Ted Sun; ID/shareholder NO: 97250806 as a

Director

PROPOSAL #3.8.7: Election of Jia-Dong Shea;                        ISSUER            YES             FOR                  FOR

ID/shareholder NO: R100119330 as an Independent

Director

PROPOSAL #3.8.8: Election of Shyur-Jen Chien;                     ISSUER            YES             FOR                  FOR

ID/shareholder NO: A120799705 as an Independent

Director

PROPOSAL #3.8.9: Election of Simon Lin;                               ISSUER            YES             FOR                  FOR

ID/shareholder NO: D101317339 as an Independent

PROPOSAL #3.9: Approve to suspend the non competition        ISSUER            YES             FOR                  FOR

 restriction on the Company's newly elected Board of

Directors

PROPOSAL #4.: Extemporary Motion                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEOPOST SA, BAGNEUX

  TICKER:                  N/A                 CUSIP:   F65196119

  MEETING DATE:      7/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts             ISSUER            YES             FOR                  FOR

PROPOSAL #O.2: Approve the distribution of profits             ISSUER            YES             FOR                  FOR

PROPOSAL #O.3: Approve Stock Dividend Program (Cash          ISSUER            YES             FOR                  FOR

or Shares)

PROPOSAL #O.4: Approve the consolidated accounts                ISSUER            YES             FOR                  FOR

PROPOSAL #O.5: Approve the agreements referred to in         ISSUER            YES             FOR                  FOR

Article L 225-38 of the Commercial Code

PROPOSAL #O.6: Approve the attendances allowances               ISSUER            YES             FOR                  FOR
PROPOSAL #O.7: Appoint Mr. Vincent Mercier as a new          ISSUER            YES             FOR                  FOR

Board Member

PROPOSAL #O.8: Approve to renew the Mr. Henk Bodt's          ISSUER            YES             FOR                  FOR

mandate as Board Member

PROPOSAL #O.9: Approve to renew the Mr. Eric Licoys's        ISSUER            YES             FOR                  FOR

 mandate as Board Member

PROPOSAL #O.10: Approve the share buyback program               ISSUER            YES             FOR                  FOR

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue common shares and warrants giving access to the

 Company's capital, with maintenance of preferential

subscription rights of shareholders

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue common shares, with cancellation of

preferential subscription rights of shareholders

PROPOSAL #E.13: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue warrants giving access to the Company's

capital, with cancellation of preferential

subscription rights of shareholders

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the amount of issues in case of excess

demand in the case of the issue of common shares or

warrants giving access to the Company's capital

PROPOSAL #E.15: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital by capitalization of reserves,

profits or premiums

PROPOSAL #E.16: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the share capital by issuing common shares

and warrants giving access to capital in

consideration of contributions in kind within the

limit of 10% of the share capital

PROPOSAL #E.17: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue common shares and warrants giving access to the

 Company's capital, in case of an exchange public

offer initiated by the Company

PROPOSAL #E.18: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital and assignments reserved for

employees of the Group under Article L.3332-1 and

seq. of the Labor Code

PROPOSAL #E.19: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital reserved to the financial

institutions or to the Companies created specifically

 to implement a Salary Savings Scheme for the benefit

 of employees of certain subsidiaries or foreign

branches of the Group equivalent to the French and

Foreign Companies' Savings Plans of the Group in force

PROPOSAL #E.20: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

allocate free existing shares or to issue

PROPOSAL #E.21: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

grant options to subscribe for new shares and/or

options to purchase existing shares

PROPOSAL #E.22: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

cancel shares acquired under the buyback of own

shares by the Company

PROPOSAL #E.23: Authorize the Board of Directors for         ISSUER            YES             FOR                  FOR

the issue of warrants giving right to the award of

debt securities and not subject to an increase of the

 Company's capital

PROPOSAL #E.24: Grant powers for legal formalities             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEOWIZ GAMES CORP

  TICKER:                  N/A                 CUSIP:   Y6250V108

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to                     ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3.1: Election of Kyehyon Cho as an inside          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.2: Election of SoontaeK Park as an inside        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.3: Election of Sangkyu Yoon as an inside         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.1: Election of Daewoo Moon as an outside         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.2: Election of Inbeom Lee as an outside          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.3: Election of Myungsik Kim as an outside        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #5.1: Election of Daewoo Moon as an Auditor         ISSUER            YES             FOR                  FOR

Committee Member

PROPOSAL #5.2: Election of Inbeom Lee as an Auditor          ISSUER            YES             FOR                  FOR

Committee Member

PROPOSAL #5.3: Election of Myungsik Kim as an Auditor        ISSUER            YES             FOR                  FOR

 Committee Member

PROPOSAL #6: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the inside Directors

PROPOSAL #7: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the outside Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NET ONE SYSTEMS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J48894109

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEW GOLD INC CDA

  TICKER:                  N/A                 CUSIP:   644535106

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to set the number of Directors          ISSUER            YES             FOR                  FOR

of the Company at nine

PROPOSAL #2.1: Election of James Estey as a Director         ISSUER            YES             FOR                  FOR

of New Gold for the ensuing year

PROPOSAL #2.2: Election of Robert Gallagher as a                ISSUER            YES             FOR                  FOR

Director of New Gold for the ensuing year

PROPOSAL #2.3: Election of Vahan Kololian as a                   ISSUER            YES             FOR                  FOR

Director of New Gold for the ensuing year

PROPOSAL #2.4: Election of Martyn Konig as a Director        ISSUER            YES             FOR                  FOR

 of New Gold for the ensuing year

PROPOSAL #2.5: Election of Pierre Lassonde as a                 ISSUER            YES             FOR                  FOR

Director of New Gold for the ensuing year

PROPOSAL #2.6: Election of Craig Nelsen as a Director        ISSUER            YES             FOR                  FOR

 of New Gold for the ensuing year

PROPOSAL #2.7: Election of Randall Oliphant as a                ISSUER            YES             FOR                  FOR

Director of New Gold for the ensuing year

PROPOSAL #2.8: Election of Ian Telfer as a Director          ISSUER            YES             FOR                  FOR

of New Gold for the ensuing year

PROPOSAL #2.9: Election of Raymond Threlkeld as a              ISSUER            YES             FOR                  FOR

Director of New Gold for the ensuing year

PROPOSAL #3: Appointment of Deloitte & Touche LLP as         ISSUER            YES             FOR                  FOR

Auditors of New Gold for the ensuing year and

authorize the Directors to fix their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEW WORLD DEPT STORE CHINA LTD

  TICKER:                  N/A                 CUSIP:   G65007109

  MEETING DATE:      12/8/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements, report of the Directors and the

Independent Auditor's report for the YE 30 JUN 2009

PROPOSAL #2.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.a: Re-elect Mr. Cheung Fai-yet, Philip as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #3.b: Re-elect Mr. Lin Tsai-tan, David as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.c: Re-elect Mr. Wong Kwok-kan, Kenneth as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #3.d: Re-elect Mr. Chan Yiu-tong, Ivan as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.e: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the remuneration of Directors

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers as            ISSUER            YES             FOR                  FOR

the Auditor and authorize the Board of Directors to

fix their remuneration

PROPOSAL #5.1: Authorize the Directors of the Company        ISSUER            YES         AGAINST           AGAINST

 to allot and issue additional shares in the capital

of the Company and to make or grant offers,

agreements and options [including bonds, warrants and

 debentures convertible into shares of the Company]

during and after the relevant period, not exceeding

20% of the aggregate nominal amount of the issued

share capital of the Company, otherwise than pursuant

 to i) a rights issue [as hereinafter defined] ; or

ii) any scrip dividend or similar arrangement

providing for the allotment of shares in lieu of the

whole or part of a dividend on shares of the Company

in accordance with the Articles of Association of the

 Company; or iii) the exercise of any options under

any share option scheme or similar arrangement for

the time being adopted for the grant or issue of

shares or right to acquire shares of the Company; or

iv) the exercise of any rights under the bonds,

warrants and debentures convertible into shares of

the Company; [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required applicable law or the

Articles of Association of the Company to be held]

PROPOSAL #5.2: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to repurchase issued shares in the capital of the

Company on The Stock Exchange of Hong Kong Limited

['Stock Exchange'] or on any other stock exchange on

which the shares of the Company may be listed and

which is recognized by the Securities and Futures

Commission and the stock exchange for this purpose,

subject to and in accordance with Cayman Islands law

and all applicable laws and/or the Rules Governing

the Listing of Securities on the Stock Exchange or

the rules of any other stock exchange as amended form

 time to time, not exceeding 10% of the aggregate

nominal amount of the issued share capital of the

Company; [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required by any applicable Laws or

the Articles of Association of the Company to be held]

PROPOSAL #5.3: Approve, conditional upon the passing         ISSUER            YES         AGAINST           AGAINST

of Ordinary Resolutions Nos. 5.1 and 5.2 as

specified, to extend the general unconditional

mandate granted to the Directors of the Company

pursuant to Ordinary Resolution No. 5.1 as specified

by the addition to the aggregate nominal value of the

 share capital of the Company which may be allotted

or agreed to be allotted by the Directors pursuant to

 such general mandate of an amount representing the

aggregate nominal value of the shares repurchased by

the Company pursuant to the authority to repurchase

shares granted pursuant to Ordinary Resolution No.

5.2 as specified, provided that such extended amount

shall not exceed 10% of the aggregate nominal value

of the share capital of the Company in issue as at

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEW ZEALAND OIL & GAS LTD

  TICKER:                  N/A                 CUSIP:   Q67650103

  MEETING DATE:      10/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company's Board of                   ISSUER            YES             FOR                  FOR

Directors to fix the Auditors' remuneration

PROPOSAL #2.: Re-elect Mr. P. G. Foley as an                       ISSUER            YES             FOR                  FOR

Independent Director, who retires by rotation

PROPOSAL #3.: Re-elect Mr. D. R. Scoffham as an                 ISSUER            YES             FOR                  FOR

Independent Director, who retires by rotation

PROPOSAL #4.: PLEASE NOTE THAT THIS IS A                              ISSUER            YES         AGAINST               FOR

SHAREHOLDERS' PROPOSAL: elect Mr. A. A. Dick as an

Independent Director

PROPOSAL #5.: PLEASE NOTE THAT THIS IS A                              ISSUER            YES         AGAINST               FOR

SHAREHOLDERS' PROPOSAL: elect Mr. P. D. Grogan as an

Independent Director

PROPOSAL #6.: Approve to increase the maximum                     ISSUER            YES             FOR                  FOR

allowable number of Directors of the Company be

increased from 7 to 8, from 01 DEC 2009 until the end

 of the Company's next annual meeting of shareholders

PROPOSAL #7.: Authorize the Board, at its discretion,        ISSUER            YES             FOR                  FOR

 to issue, during the period of 12 months following

the date of this resolution, up to 50,000 ordinary

shares in the Company to the Company's Managing

Director and Chief Executive Officer Mr. David

Salisbury, following a determination [if any] by the

Company's Executive Appointments and Remuneration

Committee that such an offer be made on the specified

PROPOSAL #8.: Authorize the Board, at its discretion,        ISSUER            YES             FOR                  FOR

 to issue, during the period of 12 months following

the date of this resolution, up to 250,000 partly

paid shares in the Company to the Company's Managing

Director and Chief Executive Officer Mr. David

Salisbury, such issue to occur as a result of the

acceptance of an offer of such shares to Mr.

Salisbury in accordance with the terms of the

Company's Employee Share Ownership Plan following a

determination [if any] by the Company's Executive

Appointments and Remuneration Committee that such an

offer be made on the specified terms

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEXANS, PARIS

  TICKER:                  N/A                 CUSIP:   F65277109

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements for          ISSUER            YES             FOR                  FOR

the FYE on 31 DEC 2009- Management report- discharge

of duties to the Board members

PROPOSAL #O.2: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the FYE on 31 DEC 2009

PROPOSAL #O.3: Approve the allocation of income and          ISSUER            YES             FOR                  FOR

setting of the dividend

PROPOSAL #O.4: Approve the agreements pursuant to              ISSUER            YES             FOR                  FOR

Article L.225-38 of the Commercial Code

PROPOSAL #O.5: Approve the renewal of Mr. Gerard                ISSUER            YES             FOR                  FOR

Hausers term as Board member

PROPOSAL #O.6: Approve the renewal of Mr. Francois            ISSUER            YES             FOR                  FOR

Polge De Combret term as Board member

PROPOSAL #O.7: Appointment of Mrs. Veronique Guillot         ISSUER            YES             FOR                  FOR

Pelpel as Board member

PROPOSAL #O.8: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

operate on the Company's shares

PROPOSAL #E.9: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

reduce the share capital by cancellation of treasury

shares

PROPOSAL #E.10: Approve the delegation of authority          ISSUER            YES             FOR                  FOR

to be granted to the Board of Directors to decide on

capital increase by issuing common shares with

preferential subscription rights

PROPOSAL #E.11: Approve the delegation of authority          ISSUER            YES             FOR                  FOR

to be granted to the Board of Directors to decide on

share capital increase by issuing without

preferential subscription rights securities

representing debts giving access to the capital of

the Company by way of public offer, subject to a

common limit of EUR 4 million nominal with the 12,

PROPOSAL #E.12: Approve the delegation of authority          ISSUER            YES             FOR                  FOR

to be granted to the Board of Directors to decide on

share capital increase by issuing without

preferential subscription rights securities

representing debts giving access to the capital of

the Company by private investment pursuant to Article

 L.411-2, II of the Monetary and Financial Code,

subject to a common limit of EUR 4 million nominal

with the 11, 13, 14 and 18 resolutions

PROPOSAL #E.13: Approve the delegation of authority          ISSUER            YES             FOR                  FOR

to be granted to the Board of Directors to decide on

issuing shares or various securities giving access to

 the capital in the event of public exchange offer

initiated by the Company on its own securities or

securities of another Company, subject to a common

limit of EUR 4 million nominal with the 11, 12, 14

and 18 resolutions

PROPOSAL #E.14: Approve the delegation of authority          ISSUER            YES             FOR                  FOR

to be granted to the Board of Directors to decide on

increasing the number of issuable securities in the

event of capital increase with or without

preferential subscription rights within the limits

set in the 10, 12 and 13 resolutions

PROPOSAL #E.15: Approve the possibility to issue                ISSUER            YES             FOR                  FOR

common shares or securities giving access to the

capital, within the limit of 5% of the share capital

in consideration for the contributions in kind on the

 equity securities or securities giving access to the

 capital

PROPOSAL #E.16: Approve the delegation of authority          ISSUER            YES             FOR                  FOR

to be granted to the Board of Directors to decide on

share capital increase by incorporation of premiums,

reserves or profits

PROPOSAL #E.17: Approve the delegation of authority          ISSUER            YES             FOR                  FOR

to be granted to the Board of Directors to decide on

share capital increase by issuing shares or

securities giving access to the capital reserved for

members of Saving Plans with cancellation of

preferential subscription rights in favor of the

latter within the limit of EUR 400,000

PROPOSAL #E.18: Approve the delegation of authority          ISSUER            YES             FOR                  FOR

to be granted to the Board of Directors to carry out

share capital increase in favor of a category of

beneficiaries, to provide employees of certain

foreign subsidiaries of the Group Employee Savings

with conditions comparable to those provided in the

17th resolution and adopted by the combined general

meeting on 26 MAY 2009 or in the 17 resolution of

this General Meeting

PROPOSAL #E.19: Approve the delegation of authority          ISSUER            YES             FOR                  FOR

to be granted to the Board of Directors to grant

options to subscribe for or purchase shares within

the limit of a nominal amount of EUR 400,000

PROPOSAL #O.20: Powers for the formalities                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEXITY, PARIS

  TICKER:                  N/A                 CUSIP:   F6527B126

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the accounts for the year                ISSUER            YES             FOR                  FOR

ending 31 DEC 2009

PROPOSAL #O.2: Approve the allocation of the result           ISSUER            YES             FOR                  FOR

PROPOSAL #O.3: Approve the distribution EUR                        ISSUER            YES             FOR                  FOR

1.60/share for the YE 31 DEC 2009

PROPOSAL #O.4: Approve the consolidated accounts and         ISSUER            YES             FOR                  FOR

the group management report for the YE 31 DEC 2009

PROPOSAL #O.5: Approve the agreements specified in            ISSUER            YES         AGAINST           AGAINST

Article L. 225-38 of the Code du Commerce  Commercial

 Code  excluding agreements concluded with the CNCE

(which became CE Participations) or its subsidiaries

and holdings

PROPOSAL #O.6: Approve the agreements specified in            ISSUER            YES         AGAINST           AGAINST

Article L. 225-38 of the Code du Commerce concluded

by the Company with the CNCE (which became CE

Participations) or its subsidiaries and holdings

PROPOSAL #O.7: Approve the ratification of the co-             ISSUER            YES         AGAINST           AGAINST

opting of Monsieur Alain David as a Director

PROPOSAL #O.8: Approve the renewal of the mandate of         ISSUER            YES             FOR                  FOR

Monsieur Charles-Henri Filippi as a Non-Executive

Director

PROPOSAL #O.9: Authorize to the Board of Directors            ISSUER            YES             FOR                  FOR

for the Company to operate on its own shares

PROPOSAL #E.10: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue Company shares or other capital securities, or

tangible assets, granting access to the Company's

capital stock or entitling allocation of debt

securities, maintaining the preferential subscription

 right

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue shares or other capital securities, or tangible

 assets, granting access to the Company's capital

stock or entitling allocation of debt securities,

removing the preferential subscription right

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue shares or other capital securities, or tangible

 assets, granting access to the Company's capital

stock or entitling allocation of debt securities,

removing the preferential subscription right and by

means of an offer as specified in paragraph II of

Article L. 411-2 of the Code Monetaire ET Financier

Monetary and Financial Code

PROPOSAL #E.13: Authorize to the Board of Directors          ISSUER            YES             FOR                  FOR

to increase the initial issue amount as part of the

capital stock increase, with or without the

preferential subscription right

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the Company's capital stock by incorporating

 reserves, profits or premia or other sums whose

capitalization would be permitted

PROPOSAL #E.15: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the Company's capital stock, removing the

preferential subscription right reserved for Company

employees and those of companies connected with it

PROPOSAL #E.16: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce capital stock by canceling self-held shares

PROPOSAL #E.17: Authorize to the Board of Directors          ISSUER            YES             FOR                  FOR

to allocate, free of charge, existing shares or ones

to be issued

PROPOSAL #E.18: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

issue shares and/or tangible assets granting access

to the Company's capital stock, with a view to

repaying security contributions made during a public

exchange offer initiated by the Company

PROPOSAL #E.19: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue shares or other Company securities or tangible

assets granting access to the capital stock, within a

 limit of 10% of the Company's capital stock, with a

view to repaying contributions in kind made to the

Company and comprising capital securities or tangible

 assets, granting access to capital stock

PROPOSAL #E.20: Authorize to the Board of Directors          ISSUER            YES         AGAINST           AGAINST

to use delegations and/or authorizations during

public offer periods for exception from reciprocity

PROPOSAL #E.21: Powers for formalities                                  ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEXUS ENERGY LTD

  TICKER:                  N/A                 CUSIP:   Q6784B114

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report section          ISSUER            YES         AGAINST           AGAINST

of the Director's report for the Company for the YE

30 JUN 2009

PROPOSAL #2.: Re-elect Mr. Neil Ferguson as a                     ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 17.1

 of the Company's Constitution

PROPOSAL #3.: Re-elect Mr. Michael Arnett as a                   ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article

16.4(b)(ii) of the Company's Constitution

PROPOSAL #4.: Approve and ratify, for the purposes of        ISSUER            YES             FOR                  FOR

 Listing Rule 7.4 and for all other purposes, the

issue of 96,800,000 shares to institutional and

sophisticated investors on 08 SEP 2009 at an issue

price of AUD 0.32 per share, on the specified terms

and conditions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NH HOTELES SOCIEDAD ANONIMA

  TICKER:                  N/A                 CUSIP:   E7650R103

  MEETING DATE:      12/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Ratify the appointment of Mr. Javier          ISSUER            YES         AGAINST           AGAINST

Illa Ruiz, who was coopted on to the Board, as a

Director representing substantial shareholders

PROPOSAL #1.2: Appoint Mr. Juan Antonio Samaranch as         ISSUER            YES             FOR                  FOR

an External Director

PROPOSAL #2.: Approve the modification of Article 15         ISSUER            YES             FOR                  FOR

of the Company By-Laws

PROPOSAL #3.: Approve the delegation of powers for            ISSUER            YES             FOR                  FOR

the execution, construction, rectification and

implementation of the resolutions adopted by the

general meeting of shareholders

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NH HOTELES SOCIEDAD ANONIMA

  TICKER:                  N/A                 CUSIP:   E7650R103

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts and                       ISSUER            YES             FOR                  FOR

management report of NH Hoteles and consolidated

group, application of result and the management of

Board of Directors

PROPOSAL #2.1: Re-elect Mr. Miguel Rodriguez                       ISSUER            YES             FOR                  FOR

Dominguez as an Independent Board Member

PROPOSAL #2.2: Re-elect Caja De Ahorros De Valencia,         ISSUER            YES         AGAINST           AGAINST

Castellon Y Alicante  Bancaja  as an External Board

Member

PROPOSAL #2.3: Re-elect Hoteles Participados S.L. as         ISSUER            YES         AGAINST           AGAINST

an External Board Member

PROPOSAL #2.4: Ratify the appointment by cooptation          ISSUER            YES         AGAINST           AGAINST

of Mr. Roberto Cibeira Moreiras as an External Board

Member

PROPOSAL #2.5: Ratify the appointment by cooptation          ISSUER            YES         AGAINST           AGAINST

of Mr. Juan Llopart Perez as an External Board Member

PROPOSAL #3: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

agree on one or several times, increasing social

capital in the terms and limitations set out in

Article 153.1 b) of the Companies Act, with power to

exclude the preferential subscription rights,

established pursuant to Article 159.2 of the same Act

PROPOSAL #4.1: Approve to modify the Article 20 of            ISSUER            YES             FOR                  FOR

the Bylaws

PROPOSAL #4.2: Approve to fix the annual retribution         ISSUER            YES             FOR                  FOR

of Board Members

PROPOSAL #5: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

issue on behalf of society and in one or more

occasions, (i) simple bonds or debentures, notes and

other fixed income securities of similar nature, and

preference shares, with the ceiling and under the

conditions laid down in the Staff Report and (ii)

obligations and/or bonds convertible into new shares

of the Company and/or exchangeable for shares and/or

shares of the Company or any third parties and

warrants on shares of newly issued or in circulation

in society, with the ceiling and conditions contained

 in the report of directors, with express

attribution, in the case of bonds and/or convertible

bonds and warrants on new shares, the power to

exclude the preferential subscription rights of

shareholders' fixing the criteria for determining the

 ways and means of conversion; CONT..

PROPOSAL #CONT: ..CONTD delegation to the Board of            ISSUER             NO              N/A                  N/A

Directors the necessary powers to establish the basis

 and modalities of conversion and agree to the

capital increase in the amount necessary to meet the

conversion, and authorization for the society to

ensure, within the limits described above, the new

securities issues that make their acquired Companies,

 all with the express power of and a maximum of 5

years, thereby canceling the authorization conferred

by the agreement fifth general meeting of

shareholders of the Company 16 JUN 2009

PROPOSAL #6: Grant authority to acquire, directly or         ISSUER            YES             FOR                  FOR

indirectly own shares in accordance with the laws in

force at the time

PROPOSAL #7: Appointment of the Auditor of accounts          ISSUER            YES             FOR                  FOR

of the Company and its consolidated Group

PROPOSAL #8: Approve the delegation of powers to                ISSUER            YES             FOR                  FOR

formalize, clarify, interpret, rectify and execute

the resolutions adopted by the General Meeting of

shareholders

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NH INVESTMENT&SECURITIES CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y2092Q100

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement stock            ISSUER            YES             FOR                  FOR

dividend: 0.05 shares per 1 ordinary shares cash

dividend: KRW 50 per 1 ordinary shares

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES         AGAINST           AGAINST

Articles of Incorporation

PROPOSAL #3: Election of Directors Candidates: Hee            ISSUER            YES             FOR                  FOR

Dong Jeong, Seok Dong Hong (External) Jong Beom Choi,

 Yong Man Park, Dong Gi Lee, Chang Seong Lee

PROPOSAL #4: Election of Messrs. Jong Beom Choi, Dong        ISSUER            YES             FOR                  FOR

 Gi Lee as the Audit Committee members

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NICE HOLDINGS,INC.

  TICKER:                  N/A                 CUSIP:   J4919N101

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NICE S.P.A.

  TICKER:                  N/A                 CUSIP:   T7S02M103

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the balance sheet as of 31 DEC          ISSUER             NO              N/A                  N/A

2009, and Directors report on the management, Board

of Auditors and external Auditing Company reports;

related and consequential resolutions

PROPOSAL #2: Approve the integration of the proposal         ISSUER             NO              N/A                  N/A

of Auditing activities of Reconta Ernst and Young SPA

 Company for years from 2009 until 2014; related and

consequential resolutions

PROPOSAL #3: Grant authority to purchase and the                ISSUER             NO              N/A                  N/A

disposal of own shares, upon revocation of the

resolution of the shareholders meeting dated 31 APR

2009 for the not used part; and related and

consequential resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NICHIAS CORPORATION

  TICKER:                  N/A                 CUSIP:   J49205107

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NICHICON CORPORATION

  TICKER:                  N/A                 CUSIP:   J49420102

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Substitute Corporate Auditor        ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Substitute Corporate Auditor        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NICHIDEN CORPORATION

  TICKER:                  N/A                 CUSIP:   J49442106

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Expand Business Lines        ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NICHII GAKKAN COMPANY

  TICKER:                  N/A                 CUSIP:   J49603103

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Streamline Business         ISSUER            YES             FOR                  FOR

Lines

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NICHI-IKO PHARMACEUTICAL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J49614100

  MEETING DATE:      2/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Increase Authorized          ISSUER            YES             FOR                  FOR

Capital to 93.5M shs, Increase Board Size to 10

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NICOX SA, SOPHIA-ANTIPOLIS

  TICKER:                  N/A                 CUSIP:   F6533F103

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approval of the annual statutory                 ISSUER            YES             FOR                  FOR

accounts and management report for financial year

ending December 31, 2009

PROPOSAL #O.2: Transfer of the year end loss of EUR          ISSUER            YES             FOR                  FOR

55.42 million as of December 31, 2009, to the

accumulated deficit account - No distribution of

dividends

PROPOSAL #O.3: Approval of annual consolidated                   ISSUER            YES             FOR                  FOR

accounts and management report for financial year

ending December 31, 2009

PROPOSAL #O.4: Approval of special report of the                ISSUER            YES         AGAINST           AGAINST

Statutory Auditors on agreements with related parties

PROPOSAL #O.5: Decision to allocate director fees to         ISSUER            YES             FOR                  FOR

members of the Board of Directors, up to a maximum of

 EUR 360,000 for the year 2010; all powers given to

the Board of Directors to decide on the total or

partial attribution of the director fees

PROPOSAL #O.6: Authorization for the Company to                 ISSUER            YES             FOR                  FOR

purchase its own shares for the following purposes:

to regularize the stock price through a financial

service provi der under a contract complying with the

 AMF's (Autorite des Marches Financiers)

recommendations; to allocate NicOx shares as a means

of payment or exchange, particularly in the event of

external growth opportunities; to provide shares to

employees or corporate officers under a profit

sharing plan, a stock option plan or gratuitously; to

 provide shares upon exercise of rights connected

with securities giving access to NicOx' share

capital; to reduce the share capital by cancelling

the shares purchased by the Company, subject to prior

 authorization by an extraordinary shareholder

meeting; to implement any future market practice

authorized by the law of by the AMF; this resolution,

 which replaces the resolution voted by the 2009

shareholder meeting, is until the annual shareholder

meeting called to approve the accounts of the fiscal

year ending December 31, 2010, subject to a maximum

global amount of EUR 2 million and to a maximum sale

price of EUR 40 per share; It cannot be used in the

event of take-over bid or exchange offer on the

PROPOSAL #O.7: Designation of Mr. Jean-Fran ois Labbe        ISSUER            YES             FOR                  FOR

 (candidate proposed by the FSI) as new Board member

for a period of 4 years ending upon the shareholder

meeting called to approve the accounts as of December

 31, 2013 (or for six years ending upon the

shareholder meeting called to approve the accounts as

 of December 31, 2015 in the event resolution 18 of

the extraordinary meeting for the purpose of reducing

 the term of office of Board member'S from 6 to 4

years is not adopted)

PROPOSAL #O.8: Power for legal formality requirements        ISSUER            YES             FOR                  FOR

PROPOSAL #E.1: Delegation of competence to the Board         ISSUER            YES             FOR                  FOR

of Directors to proceed with increases in share

capital by public offer up to a maximum nominal

amount of EUR 7,230,000 for a period of 26 months;

Under this resolution, shareholders keep their

preemptive subscription rights to the newly issued

shares; this resolution includes the possibility of

issuing corporate bonds up to a maximum amount EUR

350,000,000; this resolution replaces the resolution

voted by the 2009 shareholder meeting

PROPOSAL #E.2: Delegation of competence to the Board         ISSUER            YES             FOR                  FOR

of Directors to proceed with increases in share

capital by public offer, subject to the maximum

nominal amount of EUR 2,890,000 (and to the global

nominal amount of EUR 7,230,000 provided for in

resolution 1) and for a period of 26 months; Under

this resolution, shareholders renounce their

preemptive subscription rights to the newly issued

shares; This resolution also includes the possibility

 of issuing corporate bonds up to a maximum amount

EUR 350,000,000; This resolution replaces the

resolution voted by the 2009 shareholder meeting

PROPOSAL #E.3: Delegation of competence to the Board         ISSUER            YES             FOR                  FOR

of Directors to proceed with increases in share

capital by private placement with qualified

investors, subject to a maximum of 20% of the share

capital (and to the global nominal amount of EUR

7,230,000 provided for in resolution 1) and for a

period of 26 months; Under this resolution,

shareholders renounce their preemptive subscription

rights to the newly issued shares; This resolution

replaces the resolution voted by the 2009 shareholder

PROPOSAL #E.4: Authorization for the Board, when                ISSUER            YES             FOR                  FOR

utilizing the second or third resolutions and subject

 to 10% of the share capital per year, to fix the

price o f the shares to be issued with up to 10%

discount; This resolution replaces the resolution

voted by the 2009 shareholder meeting

PROPOSAL #E.5: [overallotment] Delegation of                       ISSUER            YES             FOR                  FOR

competence to the Board of Directors, subject to the

maximum nominal amount of EUR 7,234,000 provided for

in resolution 1 and for a period of 26 months, to

increase the number of shares to be issued in the

context of an increase of the share capital

(resolutions 1 to 4), with or without maintaining the

 shareholders preemptive subscription rights, within

the limit of 15% of the initial increase and under

identical pricing conditions; This resolution

replaces the resolution voted by the 2009 shareholder

PROPOSAL #E.6: Delegation of competence to the Board         ISSUER            YES             FOR                  FOR

of Directors, subject to the maximum nominal amount

of EUR 7,234,000 provided for in resolution 1 and for

 a period of 26 months, to increase the share capital

 by incorporation of reserves and provisions; This

resolution replaces the resolution voted by the 2009

shareholder meeting

PROPOSAL #E.7: Delegation of powers to the Board of          ISSUER            YES             FOR                  FOR

Directors, for a period of 26 months, to increase the

 share capital, within the limit of 10% of said share

 capital, to remunerate capital contributions in kind

 consisting in securities of another entity; This

resolution replaces the resolution voted by the 2009

shareholder meeting

PROPOSAL #E.8: (PIPE) Delegation of competence to the        ISSUER            YES             FOR                  FOR

 Board of Directors, subject to the maximum nominal

amount of EUR 2,890,000 and for a period of 18

months, to issue securities, the shareholders'

preferential right of subscription being suppressed,

for the benefit of companies or investment funds

investing in the pharmaceutical/biotech sector,

either French or foreign; weight average price

calculation: 5 trading days prior to issuance;

maximum authorized discount: 10%; - maximum number of

 investors subscribing to the offer: 50; This

resolution is subject to the maximum nominal amount

of EUR 7,234,000 provided for in resolution 1; It

further allows to issue debt securities giving right

to shares of the Company subject to a maximum of EUR

50 million; This resolution replaces the resolution

voted by the 2009 shareholder meeting

PROPOSAL #E.9: Delegation of competence to the Board         ISSUER            YES             FOR                  FOR

of Directors, for a period of 26 months, to proceed

with increases in share capital up to a maximum

nominal amount of EUR 60,000 in connection with

profit sharing plans reserved for the Company's

employees; This resolution replaces the resolution

voted by the 2009 shareholder meeting but is subject

to the maximum nominal amount of EUR 7,234,000

provided for in resolution 1; This resolution

replaces the resolution voted by the 2009 shareholder

PROPOSAL #E.10: Delegation of powers to the Boa rd of        ISSUER            YES             FOR                  FOR

 Directors to issue, within one year of the

shareholder meeting, up to 20,000 warrants for the

benefit of each of Messrs. Samuelsson, Buus Lassen,

Baldino, Kailian, Belingard and Ando (which is a

total of up to 120,000 warrants), allocated

gratuitously, giving each beneficiary the right to

subscribe, at a fixed price, up to 20,000 new shares

of the company, each warrant thus giving right to

subscribe one new share with a par- value of EUR 0.2;

 The Board is granted the power to: issue the

warrants, fix their price of issuance,

characteristics and conditions of issuance and

exercise, determine the price and conditions of

subscription of the shares to be issued following the

 exercise of rights on the warrants, it being

specified that the price of issuance of the shares

will be no less than the average trading price of

NicOx stock for the 20 trading days preceding the

issuance of the warrants, acknowledge the increase in

 capital subsequent to the exercise of warrant rights

PROPOSAL #E.11: Delegation of powers to the Board of         ISSUER            YES             FOR                  FOR

Directors to issue, within one year of the

shareholder meeting, for the benefit of Joel Menard,

up to 5,000 warrants, allocated gratuitously, giving

right to subscribe, at a fixed price, up to 5,000 new

 shares of the company, each warrant thus giving

right to subscribe one new share with a par-value of

EUR 0.2; The Board is granted the power to: issue the

 warrants, fix their price of issuance,

characteristics and conditions of issuance and

exercise, determine the price and conditions of

subscription of the shares to be issued following the

 exercise of rights on the warrants, it being

specified that the price of issuance of the shares

will be no less than the average trading price of

NicOx stock for the 20 trading days preceding the

issuance of the warrants, acknowledge the increase in

 capital subsequent to the exercise of warrant rights

 and correlatively modify the by-laws

PROPOSAL #E.12: Delegation of powers to the Board of         ISSUER            YES             FOR                  FOR

Directors to issue, within one year of the

shareholder meeting, for the benefit of Salvador

Moncada, up to 5,000 warrants, allocated

gratuitously, giving right to subscribe, at a fixed

price, up to 5,000 new shares of the company, each

warrant thus giving right to subscribe one new share

with a par-value of EUR 0.2; The Board is granted the

 power to: issue the warrants, fix their price of

issuance, characteristics and conditions of issuance

and exercise, determine the price and conditions of

subscription of the shares to be issued following the

 exercise of rights on the warrants, it being

specified that the price of issuance of the shares

will be no less than the average trading price of

NicOx stock for the 20 trading days preceding the

issuance of the warrants, acknowledge the increase in

 capital subsequent to the exercise of warrant rights

 and correlatively modify the by-laws

PROPOSAL #E.13: Delegation of powers to the Board of         ISSUER            YES             FOR                  FOR

Directors to issue, within one year of the

shareholder meeting, for the benefit of Garret

FitzGerald, up to 5,000 warrants, allocated

gratuitously, giving right to subscribe, at a fixed

price, up to 5,000 new shares of the company, each

warrant thus giving right to subscribe one new share

with a par-value of EUR 0.2; The Board is granted the

 power to: issue the warrants, fix their price of

issuance, characteristics and conditions of issuance

and exercise, determine the price and conditions of

subscription of the shares to be issued following the

 exercise of rights on the warrants, it being

specified that the price of issuance of the shares

will be no less than the average trading price of

NicOx stock for the 20 trading days preceding the

issuance of the warrants, acknowledge the increase in

 capital subsequent to the exercise of warrant rights

 and correlatively modify the by-laws

PROPOSAL #E.14: Delegation of powers to the Board of         ISSUER            YES             FOR                  FOR

Directors to issue, within one year of the

shareholder meeting, for the benefit of Thomas

Schnitzer, up to 5,000 warrants, allocated

gratuitously, giving right to subscribe, at a fixed

price, up to 5,000 new shares of the company, each

warrant thus giving right to subscribe one new share

with a par-value of EUR 0.2; The Board is granted the

 power to: issue the warrants, fix their price of

issuance, characteristics and conditions of issuance

and exercise, determine the price and conditions of

subscription of the shares to be issued following the

 exercise of rights on the warrants, it being

specified that the price of issuance of the shares

will be no less than the average trading price of

NicOx stock for the 20 trading days preceding the

issuance of the warrants, acknowledge the increase in

 capital subsequent to the exercise of warrant rights

 and correlatively modify the by-laws

PROPOSAL #E.15: Delegation of competence to the                 ISSUER            YES             FOR                  FOR

Board, for a period of 18 months, to increase the

share capital using the authorizations under

resolutions 1, 2, 3, 4, 5, 6, 7, 8 and 9 above in the

 event of a take over bid or exchange offer on the

PROPOSAL #E.16: Delegation of competence to the                 ISSUER            YES             FOR                  FOR

Board, for a period of eighteen months, to

gratuitously issue warrants for the benefit of the

existing shareholders in case of take over bid on the

 Company, subject to a maximum nominal amount of EUR

3,617,000; The number of warrants issued may not

exceed the number of shares in the share capital at

the time of issuance of the warrants; This resolution

 replaces the resolution voted by the 2009

PROPOSAL #E.17: Modification of the by-laws to                   ISSUER            YES             FOR                  FOR

provide that the term of office of Board members be

reduced from six years to four years; This reduction

of the duration of the Board members' term of office

will apply to the new Board member, Jean -Francois

Labbe, but not to ongoing terms of office

PROPOSAL #E.18: Modification of the by-laws to                   ISSUER            YES             FOR                  FOR

broaden the business purpose of the Company to

include the marketing and wholesale distribution of

drugs, notably by means of exportation

PROPOSAL #E.19: Power for legal formality requirements      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIDEC COPAL CORPORATION

  TICKER:                  N/A                 CUSIP:   J5000K104

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIEN HSING TEXTILE CO LTD

  TICKER:                  N/A                 CUSIP:   Y6349B105

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 Audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1 per share

PROPOSAL #B.3: Approve the proposal of capital                   ISSUER            YES             FOR                  FOR

reduction by cash return

PROPOSAL #B.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.5: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIEUWE STEEN INVESTMENTS NV, HOORN

  TICKER:                  N/A                 CUSIP:   N6325K105

  MEETING DATE:      10/15/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Open of the meeting                                           ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Receive the report of the Management            ISSUER             NO              N/A                  N/A

Board

PROPOSAL #3.: Elect Mr. D.S.M. van Dongen RC as the          ISSUER             NO              N/A                  N/A

Chief Financial Officer

PROPOSAL #4.: Expectations of 2009                                         ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Allow questions                                                  ISSUER             NO              N/A                  N/A

PROPOSAL #6.: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIEUWE STEEN INVESTMENTS NV, HOORN

  TICKER:                  N/A                 CUSIP:   N6325K105

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening by the Chairman                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2: Receive the report of the Supervisory            ISSUER             NO              N/A                  N/A

Board for the FY 2009

PROPOSAL #3: Receive the report of the Management              ISSUER             NO              N/A                  N/A

Board for the FY 2009

PROPOSAL #4: Adopt the annual financial statements            ISSUER             NO              N/A                  N/A

for the FY 2009

PROPOSAL #5: Approve the policy regarding additions          ISSUER             NO              N/A                  N/A

to reserve and dividend and adopt a final dividend

distribution for 2009

PROPOSAL #6: Grant discharge to the Members of the            ISSUER             NO              N/A                  N/A

Management Board for their responsibilities in the FY

 2008

PROPOSAL #7: Grant discharge to the Members of the            ISSUER             NO              N/A                  N/A

Supervisory Board for their responsibilities in the

FY 2009

PROPOSAL #8: Re-appoint Mr. H.J.Van Den Bosch RA as          ISSUER             NO              N/A                  N/A

the Supervisory Member

PROPOSAL #9: Outlook for 2010                                                  ISSUER             NO              N/A                  N/A

PROPOSAL #10: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #11: Closure                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIFCO INC.

  TICKER:                  N/A                 CUSIP:   654101104

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                   ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Substitute Corporate Auditor           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIHON DEMPA KOGYO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J26819102

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIHON KOHDEN CORPORATION

  TICKER:                  N/A                 CUSIP:   J50538115

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Adopt Reduction of            ISSUER            YES             FOR                  FOR

Liability System for Outside Directors

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve Renewal of Anti-Takeover Defense        ISSUER            YES         AGAINST           AGAINST

 Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIHON M&A CENTER INC.

  TICKER:                  N/A                 CUSIP:   J50883107

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIHON NOHYAKU CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J50667104

  MEETING DATE:      12/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Approve Minor                     ISSUER            YES             FOR                  FOR

Revisions Related to Dematerialization of Shares and

the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Approve Retirement Allowance for                     ISSUER            YES         AGAINST           AGAINST

Retiring Directors and Corporate Auditors, and

Payment of Accrued Benefits associated with Abolition

 of Retirement Benefit System for Current Directors

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIHON PARKERIZING CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J55096101

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Extension of Anti-Takeover                 ISSUER            YES         AGAINST           AGAINST

Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIHON UNISYS,LTD.

  TICKER:                  N/A                 CUSIP:   J51097103

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIHON YAMAMURA GLASS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J5111L108

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIKKISO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J51484103

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve Continuance of the Policy                 ISSUER            YES         AGAINST           AGAINST

Regarding Large-scale Purchases of the Company's

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIKO RES LTD

  TICKER:                  N/A                 CUSIP:   653905109

  MEETING DATE:      9/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to fix the number of the                   ISSUER            YES             FOR                  FOR

Directors to be elected at the meeting at 6

PROPOSAL #2.: Elect Messrs. Edward S. Sampson, C.J.          ISSUER            YES         AGAINST           AGAINST

[Jim] Cummings, Walter DeBoni, William T. Hornaday,

Conrad P. Kathol, Wendell W. Robinson as the

Directors of the Corporation for the ensuing year

PROPOSAL #3.: Appoint KPMG LLP, Chartered                            ISSUER            YES             FOR                  FOR

Accountants, as the Auditors of the Corporation for

the ensuing year at a remuneration to be determined

by the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPO CORPORATION

  TICKER:                  N/A                 CUSIP:   J53935102

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON BEET SUGAR MANUFACTURING CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J52043106

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON CARBON CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J52215100

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Appoint a Substitute Corporate Auditor           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve Extension of Anti-Takeover                 ISSUER            YES         AGAINST           AGAINST

Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON CHEMICAL INDUSTRIAL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J52387107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON CHEMI-CON CORPORATION

  TICKER:                  N/A                 CUSIP:   J52430113

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON COKE & ENGINEERING COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J52732104

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Purchase of Own Shares                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors and Corporate

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON DENKO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J52946126

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON DENSETSU KOGYO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J52989100

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON FLOUR MILLS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J53591111

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Adopt Reduction of          ISSUER            YES             FOR                  FOR

Liability System for Outside Directors, Adopt

Reduction of Liability System for Outside Auditors

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Approve Provision of Retirement                     ISSUER            YES         AGAINST           AGAINST

Allowance for Retiring Directors and Retiring

Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON GAS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J50151117

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON KONPO UNYU SOKO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J54580105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors and Corporate

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON LIGHT METAL COMPANY,LTD.

  TICKER:                  N/A                 CUSIP:   J54709100

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Reduction of Legal Capital Surplus and         ISSUER            YES             FOR                  FOR

Appropriation of Surplus

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Renewal of Countermeasures to          ISSUER            YES         AGAINST           AGAINST

Large-Scale Acquisitions of the Company's Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON METAL INDUSTRY CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J54795117

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON SEIKI CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J55483101

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON SHARYO,LTD.

  TICKER:                  N/A                 CUSIP:   J55612105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON SHINYAKU CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J55784102

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Renewal of Anti-Takeover Defense        ISSUER            YES         AGAINST           AGAINST

 Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON SODA CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J55870109

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR
PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON SUISAN KAISHA,LTD.

  TICKER:                  N/A                 CUSIP:   J56042104

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON THOMPSON CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J56257116

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Reduce Term of Office        ISSUER            YES             FOR                  FOR

 of Directors to One Year, Adopt Reduction of

Liability System for Outside Directors, Adopt

Reduction of Liability System for Outside Auditors

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NIPPON YAKIN KOGYO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J56472111

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NISCAYAH AB

  TICKER:                  N/A                 CUSIP:   W5736P109

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the Meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of Jorma Halonen as the                     ISSUER             NO              N/A                  N/A

Chairman of the 2010 AGM

PROPOSAL #3: Preparation and approval of the voting          ISSUER             NO              N/A                  N/A

list

PROPOSAL #4: Approval of the agenda                                       ISSUER             NO              N/A                  N/A

PROPOSAL #5: Election of one or two person(s) to                ISSUER             NO              N/A                  N/A

approve the minutes

PROPOSAL #6: Determination of compliance with the              ISSUER             NO              N/A                  N/A

rules of convocation

PROPOSAL #7: Receive the report of the President and         ISSUER             NO              N/A                  N/A

Chief Executive Officer

PROPOSAL #8: Presentation of the annual report and            ISSUER             NO              N/A                  N/A

the Auditor's report and the consolidated financial

statements and the Group Auditor's report

PROPOSAL #9.a: Adoption of the statement of income            ISSUER            YES             FOR                  FOR

and the balance sheet and the consolidated statement

of income and the consolidated balance sheet as per

31 DEC 2009

PROPOSAL #9.b: Approve a dividend of SEK 0.30 per              ISSUER            YES             FOR                  FOR

share to be declared; and that the record date for

the dividend shall be Tuesday 11 MAY 2010; if the AGM

 resolves in accordance with the proposal, the

dividend is expected to be distributed by Euroclear

Sweden AB starting on Monday 17 MAY 2010

PROPOSAL #9.c: Grant discharge, from liability, to            ISSUER            YES             FOR                  FOR

the Board of Directors and the Managing Director for

the FY 2009

PROPOSAL #10: Approve that the number of Board                   ISSUER            YES             FOR                  FOR

Members shall be seven without any Deputy Members

PROPOSAL #11: Approve that the fees to the Board of          ISSUER            YES             FOR                  FOR

Directors, for the period up to and including the

2011 AGM, shall amount to SEK 2,000,000 in total

(including consideration for committee work) to be

distributed among the Board Members as follows: SEK

600,000 to the Chairman of the Board and SEK 250,000

to each of the other Board Members, except the Chief

Executice Officer; fee to the Auditors shall be paid

according to agreement; and, as consideration for the

 committee work, the Chairman of the Audit Committee

shall receive SEK 100,000 and other Members of the

Audit Committee SEK 50,000

PROPOSAL #12: Re-elect Jorma Halonen, Carl Douglas,          ISSUER            YES             FOR                  FOR

Tomas Franzen, Eva Lindqvist, Ulrik Svensson and

Anders Boos as well as election of Hakan Kirstein as

the Directors, for the period up to and including the

 2011 AGM; in addition, re-elect Jorma Halonen as the

 Chairman of the Board for the aforementioned period;

 and approve that Hakan Kirstein, new President and

Chief Executive Officer of Niscayah Group, shall

replace the former President and Chief Executive

Officer, Juan Vallejo, on the Board of Directors

PROPOSAL #13: PLEASE NOTE THAT THIS IS SHAREHOLDER'S         ISSUER            YES             FOR               AGAINST

PROPOSAL: approve that the Nomination Committee shall

 consist of five Members; re-elect Gustaf Douglas

(SakI AB and Investment AB Latour), Mikael Ekdahl

(Melker Schorling AB), Marianne Nilsson (Swedbank

Robur fonder), Per-Erik Mohlin (SEB Fonder/SEB Trygg-

Liv) and Henrik Didner (Didner & Gerge fonder) to the

 Nomination Committee, up to until the 2011 AHM; and

re-elect Gustaf Douglas as the Chairman of the

Nomination Committee

PROPOSAL #14: Approve the guidelines for remuneration        ISSUER            YES             FOR                  FOR

 to the Management

PROPOSAL #15: Approve the long term performance based        ISSUER            YES             FOR                  FOR

 incentive program

PROPOSAL #16: Authorize the Board of Directors to, on        ISSUER            YES             FOR                  FOR

 one or more occasions and during the period until

the next Annual General Meeting, for the acquisitions

 and transfers of treasury shares

PROPOSAL #17: Closing of the Meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NISHIMATSU CONSTRUCTION CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J56730120

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NISSAN SHATAI CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J57289100

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NISSHO ELECTRONICS CORPORATION

  TICKER:                  N/A                 CUSIP:   J5786M100

  MEETING DATE:      7/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Establish Articles            ISSUER            YES             FOR                  FOR

Related to Class A Shares and Class Shareholders

Meetings

PROPOSAL #2: Amend Articles to: Change Common Shares         ISSUER            YES             FOR                  FOR

into Conditional Ones allowing the Company to

Purchase the Whole Own Shares by Resolution, etc.

PROPOSAL #3: Approve Purchase of Own Shares by                   ISSUER            YES             FOR                  FOR

Issuing Class Shares

PROPOSAL #C.1: Amend Articles to: Change Common                 ISSUER            YES             FOR                  FOR

Shares into Conditional Ones allowing the Company to

Purchase the Whole Own Shares by Resolution, etc.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NISSIN KOGYO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J58074105

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NITTA CORPORATION

  TICKER:                  N/A                 CUSIP:   J58246109

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NITTO BOSEKI CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J58364118

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NITTO KOGYO CORPORATION

  TICKER:                  N/A                 CUSIP:   J58579103

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Authorize Use of Stock Option Plan for          ISSUER            YES         AGAINST           AGAINST

Directors, Excluded from the Regular Compensation

Package

PROPOSAL #4: Allow Board to Authorize Use of Stock            ISSUER            YES         AGAINST           AGAINST

Option Plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NITTO KOHKI CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J58676107

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Directors and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NKT HLDG AS

  TICKER:                  N/A                 CUSIP:   K7037A107

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report by the Board of                 ISSUER             NO              N/A                  N/A

Directors on the Company's activities in 2009

PROPOSAL #2: Presentation of the annual report                    ISSUER             NO              N/A                  N/A

PROPOSAL #3: Adopt the annual report                                     ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve that a dividend of 3.5 DKK per          ISSUER            YES             FOR                  FOR

share of 20 DKK nominal value, equal to a total

dividend of 83,014,327 DKK, based on the registered

share capital of the Company, be paid to the

shareholders for the FY 2009

PROPOSAL #5: Grant discharge to the Board of                       ISSUER            YES             FOR                  FOR

Management and Board of Directors from their

liabilities

PROPOSAL #6: Approve that the Board of Directors'              ISSUER            YES             FOR                  FOR

remuneration for 2010 shall be equal to the

remuneration paid in 2008, equal to 600,000 DKK to

the Chairman, 450,000 DKK to the Deputy Chairman, and

 300,000 DKK to each of the other Members

PROPOSAL #7.a: Re-elect Christian Kjaer as a Member          ISSUER            YES             FOR                  FOR

of the Board

PROPOSAL #7.b: Re-elect Jan Trojborg as a Member of          ISSUER            YES             FOR                  FOR

the Board

PROPOSAL #7.c: Re-elect Krister Ahlstrom as a Member         ISSUER            YES             FOR                  FOR

of the Board

PROPOSAL #7.d: Re-elect Jens Maaloe as a Member of            ISSUER            YES             FOR                  FOR

the Board

PROPOSAL #7.e: Re-elect Jens Due Olsen as a Member of        ISSUER            YES             FOR                  FOR

 the Board

PROPOSAL #7.f: Re-elect Lone Fonss Schroder as a                ISSUER            YES             FOR                  FOR

Member of the Board

PROPOSAL #8: Re-elect KPMG Statsautoriseret                        ISSUER            YES             FOR                  FOR

Revisionspartnerselskab  CVR nr. 30 70 020 28 as the

sole Auditor of the Company

PROPOSAL #9.1: Approve the general update of the                ISSUER            YES             FOR                  FOR

Company's Articles as a consequence of the changes in

 the Companies Act whereby a number of amendments to

the wording of the Articles are made for the purpose

of ensuring that the wording of the Articles is up-

to-date and in accordance with the new, adopted but

not yet fully effective Companies Act and that the

Articles appear clear and readily available, the

Articles 2; 3(4); 3(5); 5(3); 5(4); 5(5); 5(6); 5(7);

 7(1); 7(2); 7(3); 7(4); 7(5); 9(1); 11(1); 11(3);

12(2)and 12(3) of the Articles of Association of the

Company, as specified

PROPOSAL #9.2: Approve to delete Article 3B(1) of the        ISSUER            YES             FOR                  FOR

 Articles of Association as the authorization to the

Board of Directors is exhausted and has expired, for

the sake of clarity in the Articles of Association

the Article is deleted and a note is made in Article

3B(1) to the effect that the Article is deleted as

the authorization is exhausted and has expired

PROPOSAL #9.3: Approve to delete the Article 3B I of         ISSUER            YES             FOR                  FOR

the Articles of Association and Appendix B as the

authorization to the Board of Directors is exhausted

and has expired, for the sake of clarity in the

Articles of Association the Article is deleted and a

note is made in Article 3B I to the effect that the

Article is deleted as the authorization is exhausted

and has expired

PROPOSAL #9.4: Authorize the Board of Directors to            ISSUER            YES         AGAINST           AGAINST

decide to increase the share capital by a maximum

amount of nominally DKK 300 m through 1 or more new

share issues, the provisions of Article 3(A) of the

Articles of Association will be replaced with the

specified wording and the existing authorization

shall no longer apply;  Authority expires until 25

PROPOSAL #9.5: Amend the existing guidelines                       ISSUER            YES         AGAINST           AGAINST

regarding the Company's use of incentive pay to the

Board of Directors and the Board of Management of NKT

 Holding A/S are supplemented as: (i) the Board of

Directors is authorized to compensate holders of

options for any possible watering down as a

consequence of changes in the Company's capital

structure; (ii) in special cases the Board of

Directors is authorized to grant to the particular

Managing Director an extraordinary bonus of 100% of

the regular salary in addition to the ordinary bonus,

 the total value of the yearly granted bonus will be

PROPOSAL #9.6: Authorize the Chairman to carry out            ISSUER            YES             FOR                  FOR

registration with the Danish Commerce and Companies

Agency of the amendments to the Articles of

Association which are carried at the general meeting,

 and to make the changes and additions to the

approved amendments to the Articles of Association

and other matter that the Danish Commerce and

Companies Agency may require in order to register the

 decisions carried at the general meeting

PROPOSAL #10: Any other proposals                                           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOBIA AB

  TICKER:                  N/A                 CUSIP:   W5750H108

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the Meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of Hans Larsson as the Chairman        ISSUER            YES             FOR                  FOR

 of the Meeting

PROPOSAL #3: Preparation and approval of the voting          ISSUER             NO              N/A                  N/A

list

PROPOSAL #4: Approval of the agenda                                       ISSUER             NO              N/A                  N/A

PROPOSAL #5: Election of 1 or 2 persons to verify the        ISSUER             NO              N/A                  N/A

 minutes

PROPOSAL #6: Determination as to whether the Meeting         ISSUER             NO              N/A                  N/A

has been duly convened

PROPOSAL #7: Presentation of the annual accounts and         ISSUER             NO              N/A                  N/A

the audit report, and the consolidated accounts and

the audit report on the consolidated accounts

PROPOSAL #8: Speech by the President and statement by        ISSUER             NO              N/A                  N/A

 the Chairman of the Board of Directors

PROPOSAL #9: Decision regarding the adoption of the          ISSUER             NO              N/A                  N/A

income statement and the balance sheet, and of the

consolidated income statement and the consolidated

balance sheet

PROPOSAL #10: Approve that all funds at the                        ISSUER            YES             FOR                  FOR

disposition of the AGM be carried forward and that no

 dividend be paid for the 2009 FY

PROPOSAL #11: Decision regarding the discharge from          ISSUER             NO              N/A                  N/A

liability for the Members of the Board of Directors

and the President

PROPOSAL #12: Approve that the number of Members of          ISSUER            YES             FOR                  FOR

the Board of Directors shall be 8, without Deputy

Members

PROPOSAL #13: Approve that the fee to each Member of         ISSUER            YES             FOR                  FOR

the Board of Directors who is not salaried by the

Company shall be SEK 315,000; the fee payable to the

Chairman of the Board of Directors shall be SEK

790,000 and the fee payable to the Deputy Chairman of

 the Board of Directors shall be SEK 550,000; and

that no fees shall be paid for work in Committees

PROPOSAL #14: Re-elect Hans Larsson, Stefan Dahlbo,          ISSUER            YES             FOR                  FOR

Bodil Eriksson, Fredrik Palmstierna, Thore Ohlsson

and Lotta Stalin, as Members of the Board of

Directors and election of Johan Molin and Rolf

Eriksen as new Members of the Board of Directors;

approve that Hans Larsson continue as the Chairman of

 the Board of Directors and elect Johan Molin  as the

 Deputy Chairman of the Board of Directors

PROPOSAL #15: Approve the proposal regarding                       ISSUER            YES         AGAINST           AGAINST

guidelines for determining remuneration and other

employment conditions for the President and other

Members of Group management

PROPOSAL #16: Approve a performance-related employee         ISSUER            YES             FOR                  FOR

share option scheme including issuance of share

options carrying rights to subscribe for new shares

and transfer of share options

PROPOSAL #17: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

acquire treasury shares in accordance with the

following: acquisitions can be made on the NASDAQ OMX

 in Stockholm or in accordance with a tender offer to

 all Nobia shareholders; acquisitions of shares may

not result in the total holding of treasury shares,

at any time, exceeding 10% of all shares in Nobia;

acquisitions of shares on NASDAQ OMX in Stockholm may

 only be effected at a price within the, at any time,

 registered price interval on the NASDAQ OMX in

Stockholm, meaning the price interval between the

highest bid price and the lowest ask price;

acquisitions in accordance with a tender offer

according to Section 1 above shall be effected at a

price corresponding to the lowest share price at the

time of the offer with a maximum upward divergence of

 20% ; and that the authorization may be used on one

or several occasions only until the 2011 AGM CONTD.

PROPOSAL #18: Closing of the Meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOF CORPORATION

  TICKER:                  N/A                 CUSIP:   J58934100

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Approve Policy regarding Large-scale            ISSUER            YES         AGAINST           AGAINST

Purchases of Company Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOHMI BOSAI LTD.

  TICKER:                  N/A                 CUSIP:   J58966102

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Retiring Directors and Corporate

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NORBORD INC

  TICKER:                  N/A                 CUSIP:   65548P403

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Jack L. Cockwell as a                ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #1.2: Election of Dian N. Cohen as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.3: Election of Pierre Dupuis as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.4: Election of Gordon E. Forward as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of Dominic Gammiero as a                ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #1.6: Election of Robert J. Harding as a              ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #1.7: Election of Neville W. Kirchmann as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.8: Election of Margot E. Northey as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.9: Election of J. Barrie Shineton as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Appointment of KPMG LLP as the Auditors         ISSUER            YES             FOR                  FOR

of the Corporation and authorize the Directors to fix

 their remuneration

PROPOSAL #3: Approve an amendment to the Norbord Inc.        ISSUER            YES         AGAINST           AGAINST

 Stock Option Plan to increase the maximum number of

Common Shares that may be issued thereunder from 2

million to 3 million

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NORDEX SE, ROSTOCK

  TICKER:                  N/A                 CUSIP:   D5736K135

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the reports

 pursuant to Sections 289(4) and 315(4) of the German

 Commercial Code

PROPOSAL #2.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #3.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #4.: Resolution on the revocation of the              ISSUER            YES             FOR                  FOR

existing authorized capital, the creation of new

authorized capital, and the corresponding amendment

to the Articles of Association, the existing

authorized capital I of up to EUR 13,586,250 shall be

 revoked, the Board of Managing Directors shall be

authorized, with the consent of the Supervisory

Board, to increase the share capital by up to EUR

13,586,250 through the issue of new bearer no-par

shares against contributions in cash and/or kind, on

or before 31 MAY 2015 (authorized capital I),

Shareholders statutory subscription rights may be

excluded for the issue of shares against

contributions in kind, for a capital increase of up

to 10% of the share capital against contributions in

cash if the shares are issued at a price not

materially below their market price, and for residual

PROPOSAL #5.: Appointment of Auditors: a) for the              ISSUER            YES             FOR                  FOR

2010 FY: PricewaterhouseCoopers AG, Hamburg; b) for

the review of the interim report and the interim

half-year financial statements:

PricewaterhouseCoopers AG, Hamburg

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NORDNET AB, BROMMA

  TICKER:                  N/A                 CUSIP:   W95877101

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of Claes Dinkelspiel as the              ISSUER            YES             FOR                  FOR

Chairman of the meeting

PROPOSAL #3: Approve the voting list                                     ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of one keeper of the minutes            ISSUER            YES             FOR                  FOR

and two certifiers

PROPOSAL #5: Approve to determine whether the meeting        ISSUER            YES             FOR                  FOR

 has been properly convened

PROPOSAL #6: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #7: Presentation of the annual report and            ISSUER             NO              N/A                  N/A

the audit report as well as the consolidated accounts

 and the consolidated audit report; Chief Executive

Officer's review; the Board President's review of the

 Board work; and review by the Company Accountant

PROPOSAL #8a: Adopt the income statement and the                ISSUER            YES             FOR                  FOR

balance sheet as well as the consolidated income

statement and the consolidated balance sheet

PROPOSAL #8b: Grand discharge, from liability, to the        ISSUER            YES             FOR                  FOR

 Board Members and the Chief Executive Officer

PROPOSAL #8c: Approve a dividend of SEK 0.50 per                ISSUER            YES             FOR                  FOR

share for the 2009 FY; the proposed record date is 27

 APR 2010; in the event the general meeting adopts

the proposal, it is estimated that dividends will be

distributed by Euroclear Sweden AB on 30 APR 2010

PROPOSAL #9: Approve to determine the number of Board        ISSUER            YES             FOR                  FOR

 Members at 8 and no alternates

PROPOSAL #10: Approve to allocate the fees totalling         ISSUER            YES             FOR                  FOR

SEK 1,575,000 among the Directors elected at the

meeting as follows: a fee of SEK 350,000 to the

Chairman of the Board and SEK 175,000 to each other

Director; in addition, Directors shall receive a fee

of SEK 30,000 per committee for work on each

committee of which the Director is a member; no fees

shall be paid to Directors who are concurrently

employed by the Company or its subsidiaries; fees to

the Auditors shall be paid on a time and materials

PROPOSAL #11: Re-elect Bengt Baron, Claes                            ISSUER            YES             FOR                  FOR

Dinkelspiel, Tom Dinkelspiel, Ulf Dinkelspiel, Anna

Frick and Bo Mattsson as the Directors for the period

 until the close of the next AGM; election of Kjell

Hedman and Simon Nathanson as new Directors for a

term until the close of the next AGM and Claes

Dinkelspiel shall be elected as the Chairman of the

PROPOSAL #12: Elect the Nomination Committee                       ISSUER            YES             FOR                  FOR

PROPOSAL #13: Approve the guidelines concerning fees         ISSUER            YES             FOR                  FOR

to the CEO and the leading management

PROPOSAL #14a: Approve the establishment of the 2010         ISSUER            YES         AGAINST           AGAINST

Performance Related Stock Scheme

PROPOSAL #14b: Authorize the Board to make decisions         ISSUER            YES         AGAINST           AGAINST

regarding acquisition and alienation of shares in the

 Company in a regulated market as a result of the

2010 Performance Related Stock Scheme

PROPOSAL #14c: Approve the alienation of shares in            ISSUER            YES         AGAINST           AGAINST

the Company as a result of the 2010 Performance

Related Stock Scheme

PROPOSAL #15: Authorize the Board to decide upon buy-        ISSUER            YES             FOR                  FOR

backs and/or transfers of shares in the Company

PROPOSAL #16: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NORITAKE CO.,LIMITED

  TICKER:                  N/A                 CUSIP:   J59052118

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Retiring Directors and Corporate

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NORITZ CORPORATION

  TICKER:                  N/A                 CUSIP:   J59138115

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Partial Revision and Continuation of            ISSUER            YES         AGAINST           AGAINST

Policy against Large-scale Purchase of Shares of

Noritz Corporation (Takeover Countermeasures)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NORSKE SKOGINDUSTRIER ASA

  TICKER:                  N/A                 CUSIP:   R80036115

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting by the Chair of          ISSUER            YES             FOR                  FOR

the Corporate Assembly, and registration of attending

 shareholders

PROPOSAL #2: Election of two persons to sign the                ISSUER            YES             FOR                  FOR

minutes together with the chair

PROPOSAL #3: Approve the summons and agenda                         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the annual accounts and annual          ISSUER            YES             FOR                  FOR

report for 2009 for Norske Skogindustrier Asa and the

 group

PROPOSAL #5: Approve the coverage of loss for 2009             ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the Board's declaration on                 ISSUER            YES             FOR                  FOR

salary and other remuneration for executive employees

PROPOSAL #7: Approve the determination of                            ISSUER            YES             FOR                  FOR

remuneration to the members of the corporate assembly

PROPOSAL #8: Approve the Auditor's remuneration                  ISSUER            YES             FOR                  FOR

PROPOSAL #9: Election of Members and Deputy Members          ISSUER            YES             FOR                  FOR

of Corporate Assembly: re-elect Emil Aubert [1999],

Even Mengshoel [2008], Tom Rathke [2008], Tom Ruud

[1997-2001, 2006], Otto Soberg [2008] og Karen Helene

 Ulltveit-Moe [2008]; election of Ragnhild

Borchgrevink [2010], Malfrid Bratt [2010], Jens

Nicolai Jenssen [2010], Mikael Loken [2010] og Olav

Veum [2010] as new members; election of Henrik A.

Christensen [2010] and Marie Moraeus Hansen [2010] as

 Deputy Members; election of Tom Ruud as Chair and

Tom Rathke as Deputy Chair of the Corporate Assembly

PROPOSAL #10: Election of Ole H Bakke [2006], Kirsten        ISSUER            YES             FOR                  FOR

 Ideboen [2010] and Otto Soberg [2008] as the Members

 of Norske Skog's Election Committee

PROPOSAL #11: Approve the renewal of authorization to        ISSUER            YES             FOR                  FOR

 the Board for the purchase of own shares

PROPOSAL #12: Approve the change in the Articles of          ISSUER            YES             FOR                  FOR

Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NORTHERN DYNASTY MINERALS LTD

  TICKER:                  N/A                 CUSIP:   66510M204

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Scott Cousens as a                     ISSUER            YES         AGAINST           AGAINST

Director of the Company for the ensuing year

PROPOSAL #1.2: Election of Robert A. Dickinson as a          ISSUER            YES         AGAINST           AGAINST

Director of the Company for the ensuing year

PROPOSAL #1.3: Election of David Elliott as a                     ISSUER            YES         AGAINST           AGAINST

Director of the Company for the ensuing year

PROPOSAL #1.4: Election of Gordon Fretwell as a                 ISSUER            YES         AGAINST           AGAINST

Director of the Company for the ensuing year

PROPOSAL #1.5: Election of Russell Hallbauer as a              ISSUER            YES         AGAINST           AGAINST

Director of the Company for the ensuing year

PROPOSAL #1.6: Election of Wayne Kirk as a Director          ISSUER            YES         AGAINST           AGAINST

of the Company for the ensuing year

PROPOSAL #1.7: Election of Stephen Scott as a                     ISSUER            YES         AGAINST           AGAINST

Director of the Company for the ensuing year

PROPOSAL #1.8: Election of Marchand Snyman as a                 ISSUER            YES         AGAINST           AGAINST

Director of the Company for the ensuing year

PROPOSAL #1.9: Election of Ronald W. Thiessen as a            ISSUER            YES         AGAINST           AGAINST

Director of the Company for the ensuing year

PROPOSAL #2.: Appointment of Deloitte & Touche, LLP          ISSUER            YES             FOR                  FOR

as the Auditor for the Company for the ensuing year

and authorize the Directors to fix their remuneration

PROPOSAL #3.: Amend the Existing Articles to                       ISSUER            YES             FOR                  FOR

accommodate a paperless share transfer system, as

specified

PROPOSAL #4.: Approve a 3 year continuation of the            ISSUER            YES             FOR                  FOR

Company's Shareholder Rights Plan Agreement as a

revised and continued shareholder rights plan

agreement, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NORTHERN FOODS PLC

  TICKER:                  N/A                 CUSIP:   G66304109

  MEETING DATE:      7/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' report and                 ISSUER            YES             FOR                  FOR

financial statements and the Auditors' reports for

the FYE 28 MAR 2009

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the FYE 28 MAR 2009

PROPOSAL #3.: Declare a final ordinary dividend of            ISSUER            YES             FOR                  FOR

2.95 pence per ordinary share

PROPOSAL #4.: Elect Mr. A.M. Booker as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Mr. S. Barden as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-elect Mr. R.J.S. Bell as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #8.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the Auditors' remuneration

PROPOSAL #9.: Authorize the Company in accordance              ISSUER            YES             FOR                  FOR

with Sections 366 and 367 of the Companies Act 2006

to make political donations as specified

PROPOSAL #10.: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

shares in the terms as specified

PROPOSAL #S.11: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

shares for the cash in the terms as specified

PROPOSAL #S.12: Approve to renew the Company's                   ISSUER            YES             FOR                  FOR

authority to make on market purchases of its own

shares in the terms as specified

PROPOSAL #S.13: Authorize the Directors to hold                 ISSUER            YES             FOR                  FOR

general meetings on 14 days' notice [other than

Annual general meetings]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NORTHGATE MINERALS CORP

  TICKER:                  N/A                 CUSIP:   666416102

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Mark Daniel as a Director         ISSUER            YES             FOR                  FOR

of the Corporation for the ensuing year

PROPOSAL #1.2: Election of Paul J. Dowd as a Director        ISSUER            YES             FOR                  FOR

 of the Corporation for the ensuing year

PROPOSAL #1.3: Election of Patrick D. Downey as a              ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #1.4: Election of Richard J. Hall as a                 ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #1.5: Election of Douglas P. Hayhurst as a          ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #1.6: Election of Terry A. Lyons as a                   ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #1.7: Election of Conrad A. Pinette as a              ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #1.8: Election of Kenneth G. Stowe as a                ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #2: Appointment of KPMG, LLP, Chartered                ISSUER            YES             FOR                  FOR

Accountants as Auditors of the Corporation for the

ensuing year

PROPOSAL #3: Authorize the Board of Directors to fix         ISSUER            YES             FOR                  FOR

the Auditors' remuneration for the ensuing year

PROPOSAL #4: Approve to consider, and if thought fit,        ISSUER            YES             FOR                  FOR

 to pass an ordinary resolution ratifying, confirming

 and approving the adoptions of the Corporation's

shareholders Rights Plan which replaced the previous

plan that expired on 11 MAR 2010 as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NORTHGATE PLC, DARLINGTON

  TICKER:                  N/A                 CUSIP:   G6644T108

  MEETING DATE:      7/27/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the authorized                ISSUER            YES         AGAINST           AGAINST

share capital of the Company

PROPOSAL #2.: Authorize the Directors to allot                   ISSUER            YES         AGAINST           AGAINST

securities in connection with the Placing and Rights

Issue

PROPOSAL #S.3: Approve to disapply statutory pre-               ISSUER            YES         AGAINST           AGAINST

emption rights in connection with the Placing and

Rights Issue

PROPOSAL #4.: Approve the terms of the Placing                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NORTHGATE PLC, DARLINGTON

  TICKER:                  N/A                 CUSIP:   G6644T108

  MEETING DATE:      9/22/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the accounts                       ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the remuneration report                      ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Authorize the Audit Committee to                   ISSUER            YES             FOR                  FOR

determine the remuneration of the Auditors

PROPOSAL #5.: Re-elect Mr. P. Tallentire as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6.: Re-elect Mr. P. Moorhouse as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7.: Re-elect Mr. S. Smith as a Director               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #8.: Approve the share consolidation [as              ISSUER            YES             FOR                  FOR

specified]

PROPOSAL #9.: Approve to renew the general authority         ISSUER            YES             FOR                  FOR

of the Directors to allot shares

PROPOSAL #S.10: Approve to disapply statutory pre-             ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #S.11: Approve to allow the Company to hold         ISSUER            YES             FOR                  FOR

General Meetings [other than AGMs] on 14 days' notice

PROPOSAL #S.12: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NORTHUMBRIAN WATER GROUP PLC, DURHAM

  TICKER:                  N/A                 CUSIP:   G6661T130

  MEETING DATE:      7/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial        ISSUER            YES             FOR                  FOR

 statements and the reports of the Director and

Auditors for the YE 31 MAR 2009

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the year 31 MAR 2009

PROPOSAL #3.: Declare a final dividend of 8.50 pence         ISSUER            YES             FOR                  FOR

per ordinary 10 pence share

PROPOSAL #4.: Re-appoint Mr. John Cuthbert as a                 ISSUER            YES         AGAINST           AGAINST

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Chris Green as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Re-appoint Ernst and Young LLP as the          ISSUER            YES             FOR                  FOR

Auditors

PROPOSAL #7.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the Auditors' remuneration

PROPOSAL #8.: Authorize the Political Donations                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #9.: Authorize the Directors to allot                   ISSUER            YES             FOR                  FOR

unissued shares

PROPOSAL #S.10: Authorize the disapplication of pre-         ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #S.11: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #S.12: Amend the Company's Articles of                 ISSUER            YES             FOR                  FOR

Association

PROPOSAL #S.13: Authorize the notice period for                 ISSUER            YES             FOR                  FOR

general meetings

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NORWEGIAN ENERGY COMPANY AS NORECO, STAVANGER

  TICKER:                  N/A                 CUSIP:   R6333Z108

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening by the chairman                                     ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the registration of attending            ISSUER            YES             FOR                  FOR

shareholders

PROPOSAL #3: Approve the calling notice and the agenda      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of a person to countersign the         ISSUER            YES             FOR                  FOR

minutes of meeting from the meeting

PROPOSAL #5: Approve the financial statements and              ISSUER            YES             FOR                  FOR

annual report for 2009

PROPOSAL #6: Approve the Auditor's fee for 2009                  ISSUER            YES             FOR                  FOR

PROPOSAL #7: Approve the remuneration to the Board            ISSUER            YES             FOR                  FOR

Members

PROPOSAL #8: Approve the remuneration to the members         ISSUER            YES             FOR                  FOR

of the Nomination Committee

PROPOSAL #9: Approve the statement from the Board              ISSUER            YES         AGAINST           AGAINST

regarding remuneration principles for senior

PROPOSAL #10: Authorize the Board to increase the              ISSUER            YES             FOR                  FOR

share capital relating to Employee Incentive Scheme

PROPOSAL #11: Grant authority to acquire own shares          ISSUER            YES             FOR                  FOR

relating to Employee Share Incentive Plans

PROPOSAL #12.1: Election of Lars A. Takla as a new            ISSUER            YES             FOR                  FOR

Board of Director

PROPOSAL #12.2: Election of John A. Hogan as a new            ISSUER            YES             FOR                  FOR

Board of Director

PROPOSAL #12.3: Election of Rebekka G. Herolfsen as a        ISSUER            YES             FOR                  FOR

 new Board of Director

PROPOSAL #12.4: Election of Aasulv Tveitereid as a            ISSUER            YES             FOR                  FOR

new Board of Director

PROPOSAL #12.5: Election of Therese Log Bergjord as a        ISSUER            YES             FOR                  FOR

 new Board of Director

PROPOSAL #13.1: Election of Ole Melberg as a Member          ISSUER            YES             FOR                  FOR

of Nomination Committee

PROPOSAL #13.2: Election of Eimund Nygaard as a                 ISSUER            YES             FOR                  FOR

Member of Nomination Committee

PROPOSAL #13.3: Election of Aasulv Tveitereid as a            ISSUER            YES             FOR                  FOR

Member of Nomination Committee

PROPOSAL #14: Approve the calling notice of EGM                  ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NORWEGIAN PROPERTY AS, STAVANGER

  TICKER:                  N/A                 CUSIP:   R6370J108

  MEETING DATE:      2/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Elect a person to Chair the Meeting                ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the notice and the agenda                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Elect a person to co-sign the minutes             ISSUER            YES             FOR                  FOR

PROPOSAL #4: Amend the Articles of Association of              ISSUER            YES             FOR                  FOR

Section 8 of the Articles of Association in

connection with notice to the general meeting

PROPOSAL #5.1: Approve the Power of Attorney for the         ISSUER            YES             FOR                  FOR

Board or Directors to increase the share capital -

PROPOSAL #5.2: Approve the Power of Attorney for the         ISSUER            YES             FOR                  FOR

Board or Directors to increase the share capital -

contribution in kind

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NORWEGIAN PROPERTY AS, STAVANGER

  TICKER:                  N/A                 CUSIP:   R6370J108

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of a person to chair the meeting      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the notice and the agenda                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of a person to co-sign the                ISSUER            YES             FOR                  FOR

minutes

PROPOSAL #4: Approve the annual accounts and the                ISSUER            YES             FOR                  FOR

annual report for Norwegian Property ASA for the FY

2009

PROPOSAL #5: Election of the Board of Directors/Board        ISSUER            YES             FOR                  FOR

 Members

PROPOSAL #6: Election of the Nomination                               ISSUER            YES             FOR                  FOR

Committee/Members to the Nomination Committee

PROPOSAL #7: Approve the determination of                            ISSUER            YES             FOR                  FOR

remuneration to the Members of the Board of Directors

PROPOSAL #8: Approve the determination of                            ISSUER            YES             FOR                  FOR

remuneration to the members of the Nomination

PROPOSAL #9: Approve the Auditors fee                                    ISSUER            YES             FOR                  FOR

PROPOSAL #10: Approve to handle the Board of                       ISSUER            YES         AGAINST           AGAINST

Directors statement regarding the specification of

salaries and other remuneration to the management

pursuant to Section 6-16a of the Norwegian Public

Limited Liability Companies Act

PROPOSAL #11: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

increase the share capital - cash

PROPOSAL #12: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

increase the share capital - Contribution in kind

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOVAE GROUP PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G66819130

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Directors' report and                   ISSUER            YES             FOR                  FOR

audited Accounts for the financial period ended 31

DEC 2009, together with the report of the Auditors

PROPOSAL #2: Approve the Directors Remuneration                 ISSUER            YES             FOR                  FOR

report for the financial period ended 31 DEC 2009

PROPOSAL #3: Election of D.J Pye as a Director of              ISSUER            YES             FOR                  FOR

Novae Group plc

PROPOSAL #4: Re-election of AEG Hambro as a Director         ISSUER            YES             FOR                  FOR

of Novae Group plc

PROPOSAL #5: Re-election of PC Matson as a Director          ISSUER            YES             FOR                  FOR

of Novae Group plc

PROPOSAL #6: Re-election of JP Hastings-Bass as a              ISSUER            YES             FOR                  FOR

Director of Novae Group plc

PROPOSAL #7: Re-appoint KPMG Audit plc as the                     ISSUER            YES             FOR                  FOR

Auditors until next years AGM

PROPOSAL #8: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 Auditors remuneration

PROPOSAL #9: Authorize the Directors for the purpose         ISSUER            YES             FOR                  FOR

of Section 551 of the Companies Act 2006 to exercise

all the powers of the Company to allot shares in the

Company and to grant rights to subscribe for, or

convert any security into, shares in the Company: a)

up to a nominal amount of GBP 24,407,115  such amount

 to be reduced by the nominal amount allotted under

sub-paragraph (b) in excess of GBP 24,407,115); and

b) comprising equity securities  as defined in

Section 560 of the Companies Act 2006  up to a

nominal amount of GBP48,814,230  such amount to be

reduced by any shares allotted or rights granted

under sub-paragraph (a)  in connection with an offer

by way of a rights issue: i) to ordinary shareholders

 in proportion  as nearly as may be practicable  to

their existing holdings; and ii) to holders of other

PROPOSAL #S.10: Approve the New Articles  which,                ISSUER            YES             FOR                  FOR

amongst other things, have deleted all the provisions

 of the Company's Memorandum of Association which, by

 virtue of the Companies Act 2006, are to be treated

as provisions of the Company's Articles of

Association  produced to the meeting and initialed by

 the Chairman of the meeting for the purpose of

identification be adopted as the Articles of

Association of the Company in substitution for, and

to the exclusion of, the existing Current Articles

PROPOSAL #S.11: Authorize the Directors, pursuant to         ISSUER            YES             FOR                  FOR

Section 571(1) of the Companies Act 2006 to allot

equity securities  as defined in Section 560 of the

Companies Act 2006  for cash under the authority

given by that resolution as if Section 561 of the

Companies Act 2006 did not apply to any such

allotment, provided that this power shall be limited

to: a) the allotment of equity securities in

connection with an offer or issue of equity

securities (but in the case of the authority granted

under sub-paragraph (b) of Resolution 9, by way of a

rights issue only) to: i) ordinary shareholders in

proportion  as nearly as may be practicable  to their

 existing holdings; and ii) people who are holders of

 other equity securities if this is required by the

rights of those securities or, if the Directors

consider it necessary, as permitted by Contd..

PROPOSAL #S.12: Authorize the Directors in accordance        ISSUER            YES             FOR                  FOR

 with the Companies Act 2006 the Company for the

purposes of Section 701 of the Companies Act 2006 to

make market purchases  within the meaning of Section

693(4) of the Companies Act 2006  of ordinary shares

of GBP 1 each in the capital of the Company in such

manner and on such terms as the Directors may from

time to time determine provided that: a) the maximum

aggregate number of ordinary shares which may be

purchased is 7,322,134 or, if the ordinary shares

have a nominal value other than GBP 1 each, such

number as has an aggregate nominal value equal to GBP

 7,322,134; b) the minimum price which may be paid

for each ordinary share is its nominal value of GBP 1

  exclusive of expenses and appropriate taxes  or if

each ordinary share has a nominal value other than

GBP 1, that nominal value; Contd..

PROPOSAL #S.13: Approve general meeting of the                   ISSUER            YES             FOR                  FOR

Company, other than an AGM, may be called on not less

 than 14 days clear notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOVAGOLD RES INC

  TICKER:                  N/A                 CUSIP:   66987E206

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Kalidas V. Madhavpeddi as         ISSUER            YES         AGAINST           AGAINST

a Director

PROPOSAL #1.2: Election of Clynton R. Nauman as a              ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #1.3: Election of Gerald J. Mcconnell as a          ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #1.4: Election of James L. Philip as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #1.5: Election of Tony S. Giardini as a                ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #1.6: Election of Rick Van Nieuwenhuyse as a        ISSUER            YES         AGAINST           AGAINST

 Director

PROPOSAL #2: Appointment of PricewaterhouseCoopers            ISSUER            YES             FOR                  FOR

LLP as the Auditors of the Company for the ensuing

year and authorize the Directors to fix their

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NRJ GROUP, PARIS

  TICKER:                  N/A                 CUSIP:   F6637Z112

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Company accounts                         ISSUER            YES             FOR                  FOR

PROPOSAL #O.2: Approve the consolidated accounts                ISSUER            YES             FOR                  FOR

PROPOSAL #O.3: Approve the allocation of the result          ISSUER            YES             FOR                  FOR

for the year

PROPOSAL #O.4: Approve the exceptional distribution          ISSUER            YES             FOR                  FOR

of a sum debited from the issue premia account

PROPOSAL #O.5: Approve the Auditors' report on                   ISSUER            YES             FOR                  FOR

regulated agreements and commitments and approval of

these agreements

PROPOSAL #O.6: Appointment of Madame Muriel Sztajman         ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #O.7: Approve the renewal of the Director's         ISSUER            YES             FOR                  FOR

mandate of Monsieur Jean-Paul Baudecroux

PROPOSAL #O.8: Approve the renewal of the Director's         ISSUER            YES             FOR                  FOR

mandate of Madame Helene Rostorp

PROPOSAL #O.9: Approve the renewal of the Director's         ISSUER            YES             FOR                  FOR

mandate of Madame Maryam Salehi

PROPOSAL #O.10: Approve the renewal of the Director's        ISSUER            YES             FOR                  FOR

 mandate of Monsieur Antoine Giscard d'Estaing as a

Director

PROPOSAL #O.11: Approve the renewal of the Director's        ISSUER            YES             FOR                  FOR

 mandate of Monsieur Francois Mazon

PROPOSAL #O.12: Approve the Directors' fees                         ISSUER            YES             FOR                  FOR

PROPOSAL #O.13: Approve the share buyback programme           ISSUER            YES             FOR                  FOR

PROPOSAL #E.14: Grant authority to reduce capital              ISSUER            YES             FOR                  FOR

stock as part of a share buyback programme

PROPOSAL #E.15: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase capital stock by incorporating reserves,

profits or premia

PROPOSAL #E.16: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase capital stock by issuing ordinary shares or

tangible assets granting access to capital stock

reserved for shareholders

PROPOSAL #E.17: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase capital stock by issuing ordinary shares

and/or tangible assets granting access to capital

stock, removing the preferential subscription right

by means of a public offer

PROPOSAL #E.18: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase capital stock by issuing ordinary shares

and/or tangible assets granting access to capital

stock, removing the preferential subscription right

by means of private placement

PROPOSAL #E.19: Grant authority to increase the                 ISSUER            YES             FOR                  FOR

number of issues in the event of excess demand

PROPOSAL #E.20: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase capital stock reserved for members of the

Company savings plan

PROPOSAL #E.21: Approve to set the age limit for the         ISSUER            YES             FOR                  FOR

Chairman of the Board of Directors and the CEO and

correlative amendment to Articles 13 and 14 of the

Articles of Association

PROPOSAL #E.22: Grant power for formalities                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NSD CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J56107105

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Change Official                 ISSUER            YES             FOR                  FOR

Company Name in Japanese to K.K. NSD

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NUPLEX INDUSTRIES LTD

  TICKER:                  N/A                 CUSIP:   Q70156106

  MEETING DATE:      11/6/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: The Chairman's address to shareholders         ISSUER             NO              N/A                  N/A

PROPOSAL #2.: The Managing Director's presentation             ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Shareholders' questions, discussions            ISSUER             NO              N/A                  N/A

and/or comments on the Management of Nuplex

PROPOSAL #4.: Acknowledge that the Auditors, KPMG,            ISSUER            YES             FOR                  FOR

are automatically re-appointed as the Auditors

pursuant to Section 200 of the Companies Act 1993 and

 authorize Nuplex Directors to fix the Auditor's

remuneration for the ensuing year

PROPOSAL #5.1: Re-elect, in accordance with                        ISSUER            YES             FOR                  FOR

Regulation 10.6 of Nuplex's Constitution, Mr. David

Jackson as a Nuplex Director, who retires by rotation

PROPOSAL #5.2: Re-elect, in accordance with                        ISSUER            YES             FOR                  FOR

Regulation 10.6 of Nuplex's Constitution, Mr. Michael

 Wynter as a Nuplex Director, who retires by rotation

PROPOSAL #5.3: Elect Mr. Peter Springford as a                   ISSUER            YES             FOR                  FOR

Director, in accordance with Regulation 10.9 of

Nuplex's Constitution

PROPOSAL #6.: Ratify, for the purposes of ASX Listing        ISSUER            YES             FOR                  FOR

 Rule 7.4 and NZSX Listing Rule 7.3.5 (a)(iii), the

issue of 99,024,640 fully paid ordinary Nuplex shares

 to certain habitual and institutional investors on

29 APR 2009 for an issue price of NZD 0.27

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NUTRECO HOLDING NV, BOXMEER

  TICKER:                  N/A                 CUSIP:   N6508Y120

  MEETING DATE:      4/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER             NO              N/A                  N/A

PROPOSAL #2: Report of the Supervisory Board and of          ISSUER             NO              N/A                  N/A

its Sub-Committees for the FY 2009

PROPOSAL #3: Report of the Executive Board for the            ISSUER             NO              N/A                  N/A

financial year 2009

PROPOSAL #4.1: Adopt the annual accounts                              ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Approve to pay the final dividend of          ISSUER            YES             FOR                  FOR

EUR 1.12 per ordinary share, at the discretion of the

 shareholders, either in cash or in the form of

ordinary shares in the capital of the Company

PROPOSAL #5.1: Reference is made to the Corporate              ISSUER             NO              N/A                  N/A

governance chapter which is included in the 2009

Annual report on pages 60 up to and including 72

where the Company's Corporate Governance Policy is

explained, following the best practices of the Dutch

Corporate Governance Code  as amended by the

monitoring Committee Corporate Governance Code on 10,

 2008 , the remuneration policy of the managing Board

 for the year 2010 remains unchanged

PROPOSAL #5.2: Approve in the line with the best                ISSUER            YES             FOR                  FOR

practices of the code to have due regard for

corporate social responsibility issues that are

relevant to the Company, it was decided to establish

an innovation and Sustainability Committee, as a

Committee of the Supervisory Board; this Committee

started its work in the 2nd half of 2009; it is

proposed to award EUR 7,500 to the Chairman of this

Committee and EUR 5,000 to the other Members of this

Committee per annum and pro-rata the period in which

the Committee has functioned in 2009

PROPOSAL #6.1: Grant discharge the Executive Board            ISSUER            YES             FOR                  FOR

for the conduct of the business

PROPOSAL #6.2: Grant discharge the Supervisory Board         ISSUER            YES             FOR                  FOR

for its Supervisory duties

PROPOSAL #7: Appointment of KPMG Accountants N.V. as         ISSUER            YES             FOR                  FOR

the External Auditor

PROPOSAL #8.1: Approve to designate the Executive              ISSUER            YES             FOR                  FOR

Board as the Corporate Body subject to the approval

of the Supervisory Board to issue ordinary shares and

 to grant rights to subscribe for ordinary shares as

provided for in the Article 8 of the Company's

Articles of Association for a period of 18 months

PROPOSAL #8.2: Approve to designate the Executive              ISSUER            YES             FOR                  FOR

Board as the Corporate Body authorized subject to the

 approval of the Supervisory Board to restrict or to

exclude pre-emption rights as provided for in the

Article 9 of the Company's Articles of Association

for a period of 18 months

PROPOSAL #9.1: Authorize the Executive Board subject         ISSUER            YES             FOR                  FOR

to the approval of the Supervisory Board  to buy back

 the Company's own ordinary shares and Cumulative

Preference A shares as specified in the Article 10 of

 the Company's Articles of Association for a period

of 18 months

PROPOSAL #9.2: Approve to cancel Cumulative                        ISSUER            YES             FOR                  FOR

Preference A shares as specified

PROPOSAL #10.1: The end-of-final-term resignation of         ISSUER             NO              N/A                  N/A

Mr. Y. Barbieux as a Member of the Supervisory Board

PROPOSAL #10.2: Appointment of Mrs. H. Verhagen as a         ISSUER            YES             FOR                  FOR

Member of the Supervisory Board

PROPOSAL #11.1: Approve the name change (Nutreco N.V.        ISSUER            YES             FOR                  FOR

 instead of Nutreco Holding N.V.) and other

amendments, mainly to bring the existing Articles of

Association in line with recent and expected changes

PROPOSAL #11.2: Approve the deletion of the quorum            ISSUER            YES             FOR                  FOR

requirement of the Article 31.2 to amend the Articles

 of Association

PROPOSAL #12: Communications and questions                           ISSUER             NO              N/A                  N/A

PROPOSAL #13: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NUVISTA ENERGY LTD

  TICKER:                  N/A                 CUSIP:   67072Q104

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to fix the number of Directors          ISSUER            YES             FOR                  FOR

to be elected at the meeting at 7 Members

PROPOSAL #2.1: Election of W. Peter Comber as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #2.2: Election of Pentti O. Karkkainen as a         ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #2.3: Election of Keith A. MacPhail as a              ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #2.4: Election of Ronald J. Poelzer as a              ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #2.5: Election of Alex G. Verge as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.6: Election of Clayton H. Woitas as a              ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #2.7: Election of Grant A. Zawalsky as a              ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3: Appointment of KPMG LLP, Chartered                 ISSUER            YES             FOR                  FOR

Accountants, as our Auditors and authorize

PROPOSAL #4: Approve the grant of unallocated stock          ISSUER            YES         AGAINST           AGAINST

options under NuVista Energy Ltd's Stock Option Plan

and certain amendments to the Stock Option Plan

PROPOSAL #5: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NV BEKAERT SA, ZWEVEGEM

  TICKER:                  N/A                 CUSIP:   B09800135

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the special report of the Board         ISSUER             NO              N/A                  N/A

of Directors

PROPOSAL #2: Amend the Articles of Association in              ISSUER             NO              N/A                  N/A

relation to an extension of the authority to purchase

 the Company's shares

PROPOSAL #3: Amend the Articles of Association in              ISSUER             NO              N/A                  N/A

relation to extent certain provisions relative to the

 authorized share capital

PROPOSAL #4: Amend the Articles of Association in              ISSUER             NO              N/A                  N/A

relation to replace the existing interim provision at

 the end of the Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NV BEKAERT SA, ZWEVEGEM

  TICKER:                  N/A                 CUSIP:   B09800135

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, in accordance with Article 556        ISSUER             NO              N/A                  N/A

 of the Companies Code for, to grant the rights

stipulated for the benefit of third parties, as

specified, that affect the assets of the Company or

that give rise to a debt or an obligation of the

Company, and the exercise of which is dependent on

the launch of a public take-over bid for the

Company's shares or on a change in the control of the

 Company: Steel Tire Cord Supply Agreement between NV

 Bekaert SA and Bridgestone Corporation [contents

agreed on 31 JAN 2010, to be executed in the near

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NV BEKAERT SA, ZWEVEGEM

  TICKER:                  N/A                 CUSIP:   B09800135

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Board of                 ISSUER             NO              N/A                  N/A

Directors pursuant to Article 604 of the Companies

Code, to specify the special circumstances in which

the Board of Directors may use the authorized capital

 and the Board's objectives in doing so

PROPOSAL #2: Authorize the Board of Directors to                ISSUER             NO              N/A                  N/A

acquire shares of the Company for its own account

when such acquisition is necessary to prevent a

threatened serious harm to the Company, including a

public take-over bid for the Company's securities,

such authorization is granted for period of 3 years

beginning from the publication in the Annexes to the

Belgian Official Journal of the authorizing

resolution of the EGM of shareholders of 12 MAY 2010,

 such authorization may be extended for periods of 3

PROPOSAL #3: Authorize the Board of Directors,                   ISSUER             NO              N/A                  N/A

subject to Articles 603 et seq, and in particular

Article 607 of the Companies Code, to increase the

Company's registered capital by making use of the

authorized capital upon receipt by the Company of a

notice from the Banking, Finance an Insurance

Commission of a public take-over bid for the

Company's securities; the shares issued pursuant to

the capital increase have to be fully paid up upon

issue; the issue price of such shares cannot be lower

 than the price of the bid; and the number of share

issued pursuant to the capital increase cannot exceed

 10% of the issued shares representing the capital

PROPOSAL #4: Authorize the Board of Directors to                ISSUER             NO              N/A                  N/A

acquire own shares pursuant to Article 12 fourth

paragraph of the Articles of Association by the

resolution of the EGM of 14 MAY 2008 will continue in

 effect until the publication of the new

authorization relative to the purchase of own shares

referred to above; authorize the Board of Directors

relative to the authorized capital pursuant to

Article 45,4 of the Articles of Association by the

resolution of the EGM of 14 MAY 2008 will continue in

 effect until the publication of the new

authorization relative to the authorized capital

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NV BEKAERT SA, ZWEVEGEM

  TICKER:                  N/A                 CUSIP:   B09800135

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Annual report of the Board of Directors         ISSUER             NO              N/A                  N/A

on the FY 2009

PROPOSAL #2: Report of the statutory Auditor on the          ISSUER             NO              N/A                  N/A

FY 2009

PROPOSAL #3: Approve the annual accounts for the FY          ISSUER             NO              N/A                  N/A

2009 as presented by the Board of Directors, the

profit of the year, after tax, is EUR 39,364,770,08,

an amount of EUR 3,950,756,00 is transferred from the

 untaxed reserves, the profit available for

appropriation therefore amounts to EUR 43,315,526,08,

 the meeting resolves to appropriate the results as

specified

PROPOSAL #4.1: Grant discharge to the Directors from         ISSUER             NO              N/A                  N/A

the performance of their duties during the FY 2009

PROPOSAL #4.2: Grant discharge to the statutory                 ISSUER             NO              N/A                  N/A

Auditor from the performance of their duties during

the FY 2009

PROPOSAL #5.1: Re-appoint Messrs Roger Dalle,                     ISSUER             NO              N/A                  N/A

Francois de Visscher, Bernard Van de Walle de Ghelcke

 and Baudouin Velge as the Directors for a term of 3

years, whose term of office expires today, up to and

including the OGM to be held in 2013

PROPOSAL #5.2: Re-appoint Lady Barbara Thomas Judge          ISSUER             NO              N/A                  N/A

as an Independent Director, whose term of office

expires today within the meaning of Article 526ter of

 the Companies code and of provision 2.3 of the

Belgian code on corporate governance, for an term of

three years, up to and including the OGM to be held

in 2013, appears from information available to the

Company and from information provided by Lady Judge

that she satisfies the applicable requirements with

respect to independence

PROPOSAL #5.3: Re-appoint Sir Anthony Galsworhty as          ISSUER             NO              N/A                  N/A

the independent Director, whose term of office

expires today within the meaning of Article 526ter of

 the Companies code and of provision 2.3 of the

Belgain Code on Corporate Governance, for a term of 2

 years, up to and including the OGM to be held in

2010: it appears form information available to the

Company and from information provided by Sir Anthony

that he satisfies the applicable requirements with

respect to independence

PROPOSAL #6: Re-appoint the Civil Company in the form        ISSUER             NO              N/A                  N/A

 of a Co-operative Company with Limited liability

Deloitte Bedrijfsrevisoren BV o.v.v.e. CVBA, having

its registered office at Louizalaan 240, 1050

Brussels [Belgium], represented by Mr. Joel Brehmen,

whose term of office expires today as statutory

Auditor for a term of three years, up to and

including the OGM to be held in 2013, statutory

Auditor is entrusted with the control of the annual

accounts and of the consolidated annual accounts

PROPOSAL #7: Approve the remuneration of each                     ISSUER             NO              N/A                  N/A

Director, except the chairman for the performance of

his duties as Member of the Board during the FY 2010

is kept at the set amount of EUR 37,184,00 and the

variable amount of EUR 2,479,00 for each meeting of

the Board of Directors attended in person; the

remuneration of each Director, except the Chairman

and the Managing Director for the performance of his

duties as a Member of a Committee of the Board during

 the FY 2010 is kept at the set amount of EUR

1,487,00 for each Committee meeting attended in person

PROPOSAL #8: Approve the remuneration of the                       ISSUER             NO              N/A                  N/A

statutory Auditor at EUR 110,000,00 for the control

of the annual accounts for the FY 2009, and to set

the remuneration EUR 133,868,00 for the control of

the consolidated annual accounts for the FY 2009; to

set the remuneration of the statutory Auditor for the

 FY 2012 at EUR 110,000,00 per year for the control

of the annual accounts, and at EUR 197,868,00 per

year for the control of the consolidated annual

accounts, subject to modification with the approval

of the general meeting and the statutory Auditor

PROPOSAL #9: Communication of the consolidated annual        ISSUER             NO              N/A                  N/A

 accounts of the Bekaert Group for the FY 2009, and

of the annual report of the Board of Directors and

the report of the statutory Auditor on the

consolidated annual accounts

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NYRSTAR NV, BRUXELLES

  TICKER:                  N/A                 CUSIP:   B6372M106

  MEETING DATE:      7/31/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Submission of the special report of the        ISSUER             NO              N/A                  N/A

 Board of Directors in accordance with the Articles

582, 583 and 596 of the Belgian Company Code in

relation to the proposal to approve the physically-

settled conversion right attached to the Bonds (as

specified in Item 2 of the agenda), the proposal to

approve, as far as necessary and applicable, the

cancellation of the preferential subscription right

of the existing shareholders in connection with the

approval of the physically-settled conversion right

attached to the Bonds, and the proposal to approve,

as far as necessary and applicable, the issuance of

shares below the fractional value of the Company'

shares upon conversion of the Bonds into new shares;

submission of the report of the Statutory Auditor in

accordance with the Articles 582 and 596 of the

Belgian Company Code in relation to the proposal to

approve, as far as necessary and applicable, the

cancellation of the preferential subscription right

of the existing shareholders in connection with the

approval of the physically-settled conversion right

attached to the Bonds, and the proposal to approve,

as far as necessary and applicable, the issuance of

shares below the fractional value of the Company'

shares upon conversion of the Bonds into new shares

PROPOSAL #2.: Approve the physically-settled                       ISSUER             NO              N/A                  N/A

conversion right attached to the senior unsecured

convertible bonds due 2014 (the Bonds), which have

been issued by the Company up to a maximum aggregate

principal amount of EUR 120 million and placed with

institutional investors following an accelerated

bookbuilding procedure, on 02 JUL 2009 (including

Bonds for a maximum aggregate principal amount of up

to EUR 15 million which can still be issued up to 10

JUL 2009), of which the terms and conditions as

specified to the aforementioned special report of the

 Board of Directors (the Conditions); the conversion

shall be permitted in accordance with and subject to

the terms and provisions of the Conditions; the main

terms and conditions can, for information purposes,

be summarized as specified

PROPOSAL #3.: Approve the physically-settled                       ISSUER             NO              N/A                  N/A

conversion right attached to the Bonds, the general

shareholders' meeting takes the following decisions:

a) the general shareholders' meeting decides, subject

 to, and to the extent of, the conversion of a Bond

into new shares, to increase the Company's share

capital and to issue the number of shares issuable

upon the conversion of the Bond as provided for in

the Conditions; b) subject to, and in accordance

with, the provisions of the Conditions, upon

conversion of a Bond into new shares, and the

issuance of new shares of the Company, the aggregate

conversion price of the Bond (as determined by the

Conditions and taking into account the number of

shares to be issued upon conversion of the Bond) will

 be allocated to the share capital of the Company; to

 the extent (if at all) that the amount of the

applicable conversion price of the Bond, per share to

 be issued upon conversion of the Bond, exceeds the

fractional value of the shares of the Company

existing immediately preceding the capital increase

resulting from the conversion of the Bond concerned,

a part of the conversion price per share to be issued

 upon conversion of the Bond equal to such fractional

 value shall be booked as share capital, whereby the

balance of the aggregate conversion price, if any,

shall be booked as issue premium; c) the new shares

issuable upon conversion of a Bond shall have the

rights and benefits as referred to in the Conditions

of the Bonds; if a share that is issued upon

conversion of a Bond benefits from the reduced

withholding tax rate, then, depending on the form of

such share, such benefit may be represented by a

separate VVPRstrip, which is a separately tradeable

instrument incorporating the right to receive

dividends at a reduced withholding tax rate of 15%;

d) as far as necessary and applicable, the general

shareholders' meeting approves the issuance of shares

 below the fractional value of the Company's existing

 shares at the time of conversion of the Bonds into

new shares; following the capital increase and issue

of new shares upon conversion of a Bond, all then

outstanding shares of the Company will represent the

same fraction of the Company's share capital; e) if

and to the extent in accordance with the Conditions

and the aforementioned resolutions an issue premium

is to be booked, the issue premium, if any, shall

serve as guarantee for third parties in the same

manner as the Company's share capital and shall be

booked on an unavailable account that can only be

decreased or booked away pursuant to a resolution of

a general shareholders' meeting passed in the manner

required for an amendment to the Company's Articles

PROPOSAL #4.: Approve, as far as necessary and                   ISSUER             NO              N/A                  N/A

applicable, the cancellation of the preferential

subscription right of the existing shareholders in

connection with the approval of the physically-

settled conversion right attached to the Bonds

PROPOSAL #5.: Authorize the Board of Directors to              ISSUER             NO              N/A                  N/A

implement and execute the resolutions passed by the

general shareholders' meeting in connection with the

Bonds as referred to in agenda Items 1 to 4;

furthermore, the general shareholders' meeting

decides to authorize 2 Members of the Board of

Directors (acting jointly) to take all steps and

carry out all formalities that shall be required by

virtue of the Conditions of the Bonds, the Company's

Articles of Association and applicable law in order

to issue the new shares upon the physically-settled

conversion of Bonds, and thus, upon the physically-

settled conversion of a Bond, i) to proceed with the

recording of the capital increase and issue of new

shares resulting from such conversion, ii) to

allocate the conversion price of the Bond as referred

 to in the Conditions, and iii) to amend the Articles

 of Association in order to reflect the new share

capital and number of outstanding shares following

the conversion of the Bond

PROPOSAL #6.: Approve and ratify, as far as needed            ISSUER             NO              N/A                  N/A

and applicable, in accordance with Article 556 of the

 Belgian Company Code, any clauses included in the

Conditions (including, without being limited to,

Condition 5(b)(x) and Condition 6(b)) which in

accordance with Article 556 of the Belgian Company

Code entail rights to third parties that have an

impact on the Company's equity or that give rise to a

 liability or obligation of the Company, whereby the

exercise of such rights is dependent upon a public

takeover bid on the Company's shares or a change of

the control over the Company; the general

shareholders' meeting grants a special power of

attorney to each Director of the Company and the

Company Secretary, acting singly and with the power

of substitution, to perform the formalities required

by Article 556 of the Belgian Company Code with

respect to this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NYRSTAR NV, BRUXELLES

  TICKER:                  N/A                 CUSIP:   B6372M106

  MEETING DATE:      8/25/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Submission of the special report of the        ISSUER             NO              N/A                  N/A

 Board of Directors in accordance with the Articles

582, 583 and 596 of the Belgian Company Code in

relation to the proposal to approve the physically-

settled conversion right attached to the Bonds [as

specified in Item 2 of the agenda), the proposal to

approve, as far as necessary and applicable, the

cancellation of the preferential subscription right

of the existing shareholders in connection with the

approval of the physically-settled conversion right

attached to the Bonds, and the proposal to approve,

as far as necessary and applicable, the issuance of

shares below the fractional value of the Company'

shares upon conversion of the Bonds into new shares;

submission of the report of the Statutory Auditor in

accordance with the Articles 582 and 596 of the

Belgian Company Code in relation to the proposal to

approve, as far as necessary and applicable, the

cancellation of the preferential subscription right

of the existing shareholders in connection with the

approval of the physically-settled conversion right

attached to the Bonds, and the proposal to approve,

as far as necessary and applicable, the issuance of

shares below the fractional value of the Company'

shares upon conversion of the Bonds into new shares

PROPOSAL #2.: Approve the physically-settled                       ISSUER             NO              N/A                  N/A

conversion right attached to the senior unsecured

convertible bonds due 2014 [the Bonds], which have

been issued by the Company up to a maximum aggregate

principal amount of EUR 120 million and placed with

institutional investors following an accelerated

bookbuilding procedure, on 02 JUL 2009 [including

Bonds for a maximum aggregate principal amount of up

to EUR 15 million which can still be issued up to 10

JUL 2009), of which the terms and conditions as

specified to the aforementioned special report of the

 Board of Directors [the Conditions); the conversion

shall be permitted in accordance with and subject to

the terms and provisions of the Conditions; the main

terms and conditions can, for information purposes,

be summarized as specified

PROPOSAL #3.: Approve the physically-settled                       ISSUER             NO              N/A                  N/A

conversion right attached to the Bonds, the general

shareholders' meeting takes the following decisions:

a) the general shareholders' meeting decides, subject

 to, and to the extent of, the conversion of a Bond

into new shares, to increase the Company's share

capital and to issue the number of shares issuable

upon the conversion of the Bond as provided for in

the Conditions; b) subject to, and in accordance

with, the provisions of the Conditions, upon

conversion of a Bond into new shares, and the

issuance of new shares of the Company, the aggregate

conversion price of the Bond [as determined by the

Conditions and taking into account the number of

shares to be issued upon conversion of the Bond) will

 be allocated to the share capital of the Company; to

 the extent [if at all) that the amount of the

applicable conversion price of the Bond, per share to

 be issued upon conversion of the Bond, exceeds the

fractional value of the shares of the Company

existing immediately preceding the capital increase

resulting from the conversion of the Bond concerned,

a part of the conversion price per share to be issued

 upon conversion of the Bond equal to such fractional

 value shall be booked as share capital, whereby the

balance of the aggregate conversion price, if any,

shall be booked as issue premium; c) the new shares

issuable upon conversion of a Bond shall have the

rights and benefits as referred to in the Conditions

of the Bonds; if a share that is issued upon

conversion of a Bond benefits from the reduced

withholding tax rate, then, depending on the form of

such share, such benefit may be represented by a

separate VVPRstrip, which is a separately tradeable

instrument incorporating the right to receive

dividends at a reduced withholding tax rate of 15%;

d) as far as necessary and applicable, the general

shareholders' meeting approves the issuance of shares

 below the fractional value of the Company's existing

 shares at the time of conversion of the Bonds into

new shares; following the capital increase and issue

of new shares upon conversion of a Bond, all then

outstanding shares of the Company will represent the

same fraction of the Company's share capital; e) if

and to the extent in accordance with the Conditions

and the aforementioned resolutions an issue premium

is to be booked, the issue premium, if any, shall

serve as guarantee for third parties in the same

manner as the Company's share capital and shall be

booked on an unavailable account that can only be

decreased or booked away pursuant to a resolution of

a general shareholders' meeting passed in the manner

required for an amendment to the Company's Articles

PROPOSAL #4.: Approve, as far as necessary and                   ISSUER             NO              N/A                  N/A

applicable, the cancellation of the preferential

subscription right of the existing shareholders in

connection with the approval of the physically-

settled conversion right attached to the Bonds

PROPOSAL #5.: Authorize the Board of Directors to              ISSUER             NO              N/A                  N/A

implement and execute the resolutions passed by the

general shareholders' meeting in connection with the

Bonds as referred to in agenda Items 1 to 4;

furthermore, the general shareholders' meeting

decides to authorize 2 Members of the Board of

Directors [acting jointly] to take all steps and

carry out all formalities that shall be required by

virtue of the Conditions of the Bonds, the Company's

Articles of Association and applicable law in order

to issue the new shares upon the physically-settled

conversion of Bonds, and thus, upon the physically-

settled conversion of a Bond, i) to proceed with the

recording of the capital increase and issue of new

shares resulting from such conversion, ii) to

allocate the conversion price of the Bond as referred

 to in the Conditions, and iii) to amend the Articles

 of Association in order to reflect the new share

capital and number of outstanding shares following

the conversion of the Bond

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NYRSTAR NV, BRUXELLES

  TICKER:                  N/A                 CUSIP:   B6372M106

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Submission of, and discussion on the              ISSUER             NO              N/A                  N/A

annual report of the Board of Directors and the

report of the Statutory Auditor on the statutory

financial statements for the FYE on 31 DEC 2009

PROPOSAL #2: Approves the statutory financial                     ISSUER             NO              N/A                  N/A

statements for the FYE on 31 DEC 2009, as well as the

 allocation of the result as proposed by the Board of

 Directors

PROPOSAL #3: Submission of, and discussion on, the            ISSUER             NO              N/A                  N/A

annual report of the Board of Directors and the

report of the Statutory Auditor on the consolidated

financial statements for the FYE on 31 DEC 2009

PROPOSAL #4: Submission of the consolidated financial        ISSUER             NO              N/A                  N/A

 statements of the Company for the FYE on 31 DEC 2009

PROPOSAL #5: Grant discharge from liability to each          ISSUER             NO              N/A                  N/A

of the Directors who were in office during the

previous FY, for the performance of their mandate

PROPOSAL #6: Grant discharge from liability to the            ISSUER             NO              N/A                  N/A

Statutory Auditors which were in office during the

previous FY, for the performance of their mandate

during that FY

PROPOSAL #7.A: Re-appointment of De Wilde J.                       ISSUER             NO              N/A                  N/A

Management BVBA as Director and as Independent

Director, represented by its permanent representative

 Mr. Julien de Wilde is as Director and as

Independent Director within the meaning of Article

526 TER of the Belgian Company code and provision 2.3

 of the Belgian code on corporate governance, for a

term of 4 years, up to and including the AGM to be

held in 2014, it appears from information available

to the Company and from information provided by Mr.

Julien de Wilde that he satisfies the applicable

requirements with respect to independence

PROPOSAL #7.B: Re-appointment of Mr. Karel Vinck as a        ISSUER             NO              N/A                  N/A

 Director and as Independent Director within the

meaning of Article 526 TER of the Belgian Company

Code and provision 2.3 of the Belgian Code on

corporate governance, for a term of 2 years, up to

and                                        including

the AGM to be held in 2012, it appears from

information available to the Company and from

information provided by Mr. Karel Vinck that he

satisfies the applicable requirements with respect to

 independence

PROPOSAL #7.C: Re-appointment of Mr. Peter Mansell as        ISSUER             NO              N/A                  N/A

 a Director for a term of 3 years, up to and

including the AGM to be held in 2013

PROPOSAL #7.D: Acknowledge the fact that Mr. Ray                ISSUER             NO              N/A                  N/A

Stewart satisfies the independence criteria of

Article 526ter of the Belgian Company code        and

 of provision 2.3 of the Belgian code on corporate

governance, this appears from information available

to the Company and from information provided by him

PROPOSAL #7.E: Appointment of Mr. Oyvind hushovd,              ISSUER             NO              N/A                  N/A

whose appointment by the Board of

PROPOSAL #8.A: Approve the remuneration of each                 ISSUER             NO              N/A                  N/A

Director, except the Chairman and the Managing

Director, for the performance of his duties as Member

 of the Board is kept at the set annual amount of

50,000

PROPOSAL #8.B: Approve the remuneration of each                 ISSUER             NO              N/A                  N/A

Director, except the Chairman and the Managing

Director, for the performance of their duties as

Member of a Committee of the Board is kept at the

annual amount of 10,000 per Membership of a Committee

 or the annual                    amount of 20,000 in

 case such Member is Chairman of the committee

PROPOSAL #8.C: Approve the remuneration of the                   ISSUER             NO              N/A                  N/A

Chairman of the Board of Directors for the

performance of all his duties in the Company is kept

at the set annual amount of 200,000

PROPOSAL #9.A: Approve to the extent necessary, the 4        ISSUER             NO              N/A                  N/A

 years 250 million revolving structured commodity

trade finance credit facility agreement entered into

by the Company on 28 JAN 2010 (facility agreement)

and the transactions contemplated by the facility

PROPOSAL #9.B: Approves and ratify, as far as needed         ISSUER             NO              N/A                  N/A

and applicable, in accordance with Article 556 of the

 Belgian Company code, any clauses included in the

facility agreement (including, without being limited

to, Article 13.2) and any other finance document (as

specified in the facility agreement) which in

accordance with Article 556 of the Belgian Company

code entail rights to third parties that have an

impact on the Company's equity or give rise to a

liability or obligation of the Company, whereby the

exercise of such rights is dependent upon a public

take-over bid on the Company's shares or a change of

the control over the Company, and grant a special

power of attorney to each Director and the Company

Secretary of the Company, acting singly and with the

power of substitution, to perform the formalities

required by Article 556 of the Belgian Company code

with respect to this resolution

PROPOSAL #10: Approve, as far as needed and                        ISSUER             NO              N/A                  N/A

applicable condition 5.3.1 and other condition which

entails rights to third parties that could have an

impact on the Company's equity or that could give

rise to a liability or obligation of the Company

PROPOSAL #11: Approve the 2010 Management Committee          ISSUER             NO              N/A                  N/A

co-investment plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OAKTON LTD

  TICKER:                  N/A                 CUSIP:   Q7048H103

  MEETING DATE:      10/7/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the remuneration            ISSUER            YES             FOR                  FOR

report for the FYE 30 JUN 2009 as disclosed in the

Directors' report

PROPOSAL #2.: Re-elect Dr. Gordon L. Hughes as a                ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation

PROPOSAL #3.: Re-elect Mr. Anthony C. Larkin as a              ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with Clause 55.2 of the Constitution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OBRASCON HUARTE LAIN BRASIL S  A

  TICKER:                  N/A                 CUSIP:   E7795C102

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Delegation to the Board of Directors of        ISSUER            YES             FOR                  FOR

 the Company or the issue of simple, non-convertible

bonds, debentures and other fixed-income securities

of a similar nature, superseding and nullifying the

previous delegation currently in force.

PROPOSAL #2.: Delegation to the Board of Directors of        ISSUER            YES             FOR                  FOR

 the Company, pursuant to that set forth under

Article 153.1b of the Spanish Corporations Act, of

the power to increase capital, in one or more

instances, with preferential subscription rights.

PROPOSAL #3.: Authorization for the interpretation,          ISSUER            YES             FOR                  FOR

correction, revision, execution and adoption of the

resolutions passed in the Shareholder Meeting.

PROPOSAL #4.: Reading and Approval, as the case may          ISSUER            YES             FOR                  FOR
be, of the Minutes of the Meeting.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OBRASCON HUARTE LAIN SA

  TICKER:                  N/A                 CUSIP:   E7795C102

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the individual financial                     ISSUER            YES             FOR                  FOR

statements (balance sheet, profit and loss account,

statement of changes in equity, cash flow statement

and annual report) and management report for FY 2009

of Obrascon Huarte Lain, SA, as well as its

consolidated group

PROPOSAL #2: Approve the proposed distribution of              ISSUER            YES             FOR                  FOR

profit or loss

PROPOSAL #3: Approve the management of the Board of          ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4: Re-elect the Auditors of the Company and        ISSUER            YES             FOR                  FOR

 its Consolidated Group

PROPOSAL #5: Authorize the Society to bring about the        ISSUER            YES             FOR                  FOR

 acquisition of own shares directly or through Group

companies, in accordance with the provisions of the

revised text of Article 75 of the Companies Act

PROPOSAL #6: Approve the appointment and re-                       ISSUER            YES         AGAINST           AGAINST

appointment of the Directors

PROPOSAL #7: Receive the report on the remuneration          ISSUER            YES             FOR                  FOR

policy of the Board of Directors

PROPOSAL #8: Receive the report on the matters                   ISSUER            YES             FOR                  FOR

referred to in Article 116 bis of the Securities

Market Act

PROPOSAL #9: Amend the Incentive Plan of the OHL                ISSUER            YES         AGAINST           AGAINST

Group's management team linked to the evolution of

the share price of the Company

PROPOSAL #10: Approve the modification of the Article        ISSUER            YES             FOR                  FOR

 9 of the Bylaws concerning the issuance of bonds and

 other securities

PROPOSAL #11: Receive the report on the amendments to        ISSUER            YES             FOR                  FOR

 the Rules of the Board of Directors of Obrascon

Huarte Lain, SA, approved by the Board of Directors

of the Company

PROPOSAL #12: Receive the report on the use that the         ISSUER            YES             FOR                  FOR

Board of Directors has the power delegated by the

general meeting of shareholders to issue simple bonds

 or debentures

PROPOSAL #13: Approve the delegation of powers to the        ISSUER            YES             FOR                  FOR

 development, notarization and registration of

previous agreements and to make the mandatory deposit

 of annual accounts at Companies Registry

PROPOSAL #14: Approve the reading of the minutes of          ISSUER            YES             FOR                  FOR

the Board

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OC OERLIKON CORPORATION AG, PFAEFFIKON, FREIENBACH

  TICKER:                  N/A                 CUSIP:   H59187106

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, annual                   ISSUER            YES             FOR                  FOR

financial statements of OC Oerlikon Corporation AG,

Pfaeffikon and consolidated financial statements 2009

PROPOSAL #2: Approve the treatment of balance sheet          ISSUER            YES             FOR                  FOR

loss 2009

PROPOSAL #3: Grant discharge of the Members of the            ISSUER            YES             FOR                  FOR

Board of Directors for the FY 2009

PROPOSAL #4.1: Approve the capital reduction through         ISSUER            YES             FOR                  FOR

par value reduction subject to condition precedent

PROPOSAL #4.2: Approve the ordinary capital increase         ISSUER            YES             FOR                  FOR

Tranche A [Pre-emptive Rights Tranche]

PROPOSAL #4.3: Approve the ordinary capital increase         ISSUER            YES             FOR                  FOR

Tranche B [First Investor Tranche]

PROPOSAL #4.4: Approve the ordinary capital increase         ISSUER            YES             FOR                  FOR

Tranche C [Second Investor Tranche]

PROPOSAL #4.5: Approve the execution of capital                 ISSUER            YES             FOR                  FOR

increase

PROPOSAL #4.6: Approve the conditional capital                   ISSUER            YES             FOR                  FOR

increase

PROPOSAL #4.7: Amend the Articles of Association                ISSUER            YES             FOR                  FOR

PROPOSAL #5: Amend the Articles of Association in              ISSUER            YES             FOR                  FOR

conformity with the Federal Act on Book-Entry

Securities

PROPOSAL #6.1: Elections to the Board of Directors as        ISSUER            YES             FOR                  FOR

 of the effective date of the restructuring measures

pursuant to the vote regarding agenda Item 4

PROPOSAL #6.2.1: Re-elect Vladimir Kuznetsov to the          ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #6.2.2: Re-elect Kurt J. Hausheer to the              ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #6.2.3: Re-elect Dr. Urs A. Meyer to the              ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #6.2.4: Re-elect Carl Stadelhofer to the              ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #6.2.5: Re-elect Hans Ziegler to the Board          ISSUER            YES             FOR                  FOR

of Directors

PROPOSAL #7.: Election of KPMG Ag, Zuerich as the              ISSUER            YES             FOR                  FOR

Auditor

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OCE N V

  TICKER:                  N/A                 CUSIP:   674627104

  MEETING DATE:      2/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Announcements                                                     ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Discussion of the public offer [the              ISSUER             NO              N/A                  N/A

Offer] by Canon Finance Netherlands B.V. [the

Offeror], a wholly owned direct subsidiary of Canon

Inc. [Canon], for all issued and outstanding ordinary

 shares in the capital of the Company [the Shares]

for a cash amount of EUR 8.60 per issued and

outstanding ordinary share [the Offer Price],

pursuant to Article 18 of the Public Takeover Bids

[Financial Supervision Act] Decree [Besluit openbare

biedingen Wft] [the Takeover Decree]

PROPOSAL #4.: Grant discharge to the Resigning                   ISSUER             NO              N/A                  N/A

Directors Messrs. Mr. G.J.A. van de Aast, M.

Arentsen, R.W.A. De Becker and D.M. Wendt in respect

of their performance in their supervision of the

Management Board's policies and the general course of

 the Company's affairs and its business; the

discharge will be effective as per the Settlement

Date, and therefore under the condition precedent

that the Offer is declared unconditional

PROPOSAL #5.A: Appoint Mr. T. Tanaka as a Member of          ISSUER             NO              N/A                  N/A

the Supervisory Board

PROPOSAL #5.B: Appoint Mr. S. Liebman as a Member of         ISSUER             NO              N/A                  N/A

the Supervisory Board

PROPOSAL #5.C: Appoint Mr. N. Eley as a Member of the        ISSUER             NO              N/A                  N/A

 Supervisory Board

PROPOSAL #5.D: Appoint Mr. J.M. van den Wall Bake as         ISSUER             NO              N/A                  N/A

a Member of the Supervisory Board

PROPOSAL #6.A: Amend the Company's Articles of                   ISSUER             NO              N/A                  N/A

Association regarding the elimination of the

cumulative protective preference shares

PROPOSAL #6.B: Amend the Company's Articles of                   ISSUER             NO              N/A                  N/A

Association to delete the transfer restriction

regarding convertible cumulative financing preference

 shares

PROPOSAL #6.C: Amend the Company's Articles of                   ISSUER             NO              N/A                  N/A

Association to change the Corporate Governance

Structure

PROPOSAL #7.: Announcements, questions and closing             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ODIM ASA

  TICKER:                  N/A                 CUSIP:   R6495Q102

  MEETING DATE:      10/2/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting, hereunder                 ISSUER            YES         ABSTAIN           AGAINST

registration of attending shareholders

PROPOSAL #2.: Appoint the Chairman of the meeting and        ISSUER            YES             FOR                  FOR

 1 person to co-sign the minutes

PROPOSAL #3.: Approve the notice to the meeting and          ISSUER            YES             FOR                  FOR

the agenda

PROPOSAL #4.: Elect the Board of Directors                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Elect the Member to the Nomination                ISSUER            YES         AGAINST           AGAINST

Committee and the Committee Chairman

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ODIM ASA

  TICKER:                  N/A                 CUSIP:   R6495Q102

  MEETING DATE:      12/2/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting by the Chairman         ISSUER             NO              N/A                  N/A

of the Board, hereunder registration of attending

shareholders

PROPOSAL #2.: Appointment of the Chairman of the                ISSUER             NO              N/A                  N/A

meeting and 1 person to co-sign the minutes

PROPOSAL #3.: Approve the notice to the meeting and          ISSUER            YES             FOR                  FOR

the agenda

PROPOSAL #4.: Elect Messrs. Hege Sjo and Aasulv                 ISSUER            YES         AGAINST           AGAINST

Tveitereid as the new Members of the Board of

Directors to replace Anders Almestad and Lars P.

Eikeland

PROPOSAL #5.: Amend Article 7 of the Articles of                ISSUER            YES             FOR                  FOR

Association: publishing of general meeting documents

on the Company's website

PROPOSAL #6.: Amend Article 7 of the Articles of                ISSUER            YES             FOR                  FOR

Association: notice of attending to general meetings

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OESTERREICHISCHE POST AG, WIEN

  TICKER:                  N/A                 CUSIP:   A6191J103

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the presentation of the annual          ISSUER            YES             FOR                  FOR

report, management and corporate governance reports

for the FY 2009

PROPOSAL #2: Approve the allocation of the declared          ISSUER            YES             FOR                  FOR

net income and the Supervisory report about the FY

PROPOSAL #3: Approve the actions of the Management            ISSUER            YES             FOR                  FOR

Board for the FY 2009

PROPOSAL #4: Approve the actions of the Supervisory          ISSUER            YES             FOR                  FOR

Board for the FY 2009

PROPOSAL #5: Approve the remuneration to the members         ISSUER            YES             FOR                  FOR

of the Supervisory Board for the FY 2009

PROPOSAL #6: Election of the Auditors for the annual         ISSUER            YES             FOR                  FOR

statement for the FY 2010

PROPOSAL #7: Election of the Supervisory Board                    ISSUER            YES             FOR                  FOR

PROPOSAL #8: Amend the Company Charter, especially            ISSUER            YES             FOR                  FOR

about the new legal adjustments-Amended Act 2009

AkTRAEG  paragraph: 4,9,13,17,18,19,20,21,22,23,24

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OILES CORPORATION

  TICKER:                  N/A                 CUSIP:   J60235108

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OKAMOTO INDUSTRIES,INC.

  TICKER:                  N/A                 CUSIP:   J60428109

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Allow Board to                   ISSUER            YES         AGAINST           AGAINST

Authorize Use of Free Share Purchase Warrants as

Anti-Takeover Defense Measure  , Make Resolutions

Related to Anti-Takeover Defense Measures

PROPOSAL #3: Approve Extension of Anti-Takeover                 ISSUER            YES         AGAINST           AGAINST

Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OKAMURA CORPORATION

  TICKER:                  N/A                 CUSIP:   J60514114

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.19: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OKI ELECTRIC INDUSTRY COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J60772100

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Adopt Reduction of          ISSUER            YES             FOR                  FOR

Liability System for Outside Directors, Adopt

Reduction of Liability System for Outside Auditors

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OKUMURA CORPORATION

  TICKER:                  N/A                 CUSIP:   J60987120

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OKUWA CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J61106100

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Supplementary Auditor                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Supplementary Auditor                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OM HOLDINGS LIMITED

  TICKER:                  N/A                 CUSIP:   G6748X104

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the statement of financial                 ISSUER            YES             FOR                  FOR

position of the Company as at 31 DEC 2009; the

statement of comprehensive income of the Company for

the YE 31 DEC 2009; the consolidated financial

statements of the Company and its controlled entities

 as at and for the YE 31 DEC 2009; and the reports of

 the Directors' and Auditors' on the financial

statements of the Company and on the consolidated

financial statements of the company and its

controlled entities

PROPOSAL #2: Approve, in accordance with Bye-law 138,        ISSUER            YES             FOR                  FOR

 the payment of a final dividend of AUD 0.02 per

ordinary share to all shareholders of the Company for

 the YE 31 DEC 2009

PROPOSAL #3: Re-elect Mr. Tan Pen Chin as a Director,        ISSUER            YES             FOR                  FOR

 in accordance with Bye-law 88, who retires

PROPOSAL #4: Re-elect Ms. Julie anne Wolseley as a            ISSUER            YES         AGAINST           AGAINST

Director, in accordance with Bye-law 88, who retires

PROPOSAL #5: Re-appoint Foo Kon Tan Grant Thornton as        ISSUER            YES             FOR                  FOR

 the Auditor at remuneration to be determined by the

Directors of the Company, in accordance with Bye-laws

 155 and 157

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OMEGA PHARMA NV, NAZARETH

  TICKER:                  N/A                 CUSIP:   B6385E125

  MEETING DATE:      5/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Reading, deliberating and commenting of         ISSUER             NO              N/A                  N/A

the annual report of the Board of Directors and the

Auditor's report on the annual accounts for the FY

PROPOSAL #2: Approve the annual accounts closed on 31        ISSUER             NO              N/A                  N/A

 DEC 2009

PROPOSAL #3: Approve the allocation of the result as         ISSUER             NO              N/A                  N/A

included in the annual accounts including a gross

dividend of EUR 0.80 per share  net EUR 0.60 per share

PROPOSAL #4: Communication of the consolidated annual        ISSUER             NO              N/A                  N/A

 accounts and the consolidated reports

PROPOSAL #5: Grant full discharge to the Directors            ISSUER             NO              N/A                  N/A

and Auditor who were active during the FY 2009 for

the tasks they executed in the course of the FY

PROPOSAL #6: Approve to establish the annual                       ISSUER             NO              N/A                  N/A

remuneration for the year 2010 for the Chairman of

the Board of Directors at EUR 60,000 and for all

other Non-Executive Directors at EUR 30,000

PROPOSAL #7: Reappointment of Lucas Laureys NV, with         ISSUER             NO              N/A                  N/A

as permanent representative Lucas Laureys, as Non-

Executive Director for a period of 4 years, up to and

 including the annual general meeting to be held in

PROPOSAL #8: Reappointment of Mercuur Consult NV,              ISSUER             NO              N/A                  N/A

with as permanent representative Jan Boone, as

Independent Director according to and meeting the

criteria of Article 526ter of the Belgian Company

Code for a period of 4 years, up to and including the

 AGM to be held in 2014

PROPOSAL #9: Appointment of Benoit Graulich BVBA,              ISSUER             NO              N/A                  N/A

with as permanent representative Benoit

PROPOSAL #10: Appointment of Karel Van Eetvelt and            ISSUER             NO              N/A                  N/A

Chris Van Doorslaer as Independent

PROPOSAL #11: Miscellaneous                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OMNIA HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   S58080102

  MEETING DATE:      9/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual financial         ISSUER            YES             FOR                  FOR

statements for the YE 31 MAR 2009, together with the

reports of the Directors and the Auditors

PROPOSAL #2.: Approve the continuation in office of          ISSUER            YES             FOR                  FOR

the current Auditors, PricewaterhouseCoopers Inc., as

 the Independent Auditors for the forthcoming year

and confirm their remuneration for the past years

PROPOSAL #3.: Re-elect Mr. R.B. Humphris as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

terms of the Company's Articles of Association

PROPOSAL #4.: Re-elect Mr. F.D. Butler as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires by rotation in terms of

the Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. N.K.H. Fitz Gibbon as a            ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

terms of the Company's Articles of Association

PROPOSAL #6.: Re-elect Prof S.S. Loubser as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

terms of the Company's Articles of Association

PROPOSAL #7.: Approve the Non Executive Directors              ISSUER            YES             FOR                  FOR

remuneration for the YE 31 MAR 2010

PROPOSAL #8.: Approve, subject to the provisions of          ISSUER            YES             FOR                  FOR

the Companies Act 61, 1973, as amended [the Act] and

the Listings requirements of the JSE Limited, to

place the entire authorized, but unissued share

capital of the Company from time to time under the

control of the Directors of the Company; authorize

the Directors to allot, issue and otherwise disposed

thereof to such person or persons and on such terms

and conditions at their discretion as a general

authority in terms of Section 221 and 222 of the Act,

 and subject to the aggregate number at such shares

able to be allotted, issued and otherwise disposed of

 in terms of this resolution being limited to a

maximum of 5% of the number of issued shares capital

in the Company's issued share capital and further to

provisions of the Act JSE Limited Listing

Requirements; [Authority expires at the next AGM]

PROPOSAL #9.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 pursuant to the Articles of Association of the

Company and subject to the Act, and the Listings

Requirements of the JSE Limited, by way of a general

authority, to allot and issue ordinary shares for

cash [5.50(b)] to such persons on such terms and

conditions and at such times as the Directors may

from time to time at their discretion deem fit, on

the specified basis: the securities be of a class

already in issue [5.52(a)]; where the Company

subsequent to the passing of this resolution issues

shares representing, on a cumulative basis within a

FY, not exceeding in aggregate 5% of more than of the

 total number of shares in issue prior to such issue,

 a press announcement giving full details will be

made at the time the said percentage is reached or

exceeded , including the average discount to the

weighted average traded price of the shares over the

30 days prior to the date that the price of the issue

 was determined or agreed by the Directors of the

company, the number of equity securities issued, the

impact on the net asset value earnings per share, net

 tangible asset value per share, headline earnings

per share and earnings per share [11.22] issue in the

 aggregate in any one FY may not exceed 5% of the

number of the shares in the Company's issued share

capital: [5.52(c)] the maximum discount at which

ordinary shares may be issued for cash is 5% [five]

of the weighted average traded price of those shares

over the 30 business days prior to the date that the

price of the issue is determined or agreed by the

Directors of the Company; and where the shares have

not traded in such 30 business day period, the JSE

Limited should be consulted for a ruling and

[5.52(d)] any such issue will only be made to public

shareholders as defined by the Listings Requirements

of the JSE Limited, and not to related parties

[5.52(b)] in terms of the Listing Requirements of the

 JSE Limited, a 75% is percent majority is required

to vote cast by shareholders present or represented

by proxy at the AGM at which this ordinary resolution

 is to be considered for approval [5.52(e)] ;

[Authority shall not extend beyond the later of the

date of the next AGM of the Company or the date of

PROPOSAL #10.: Authorize any one Director or the                ISSUER            YES             FOR                  FOR

Secretary of the Company to do all such things and

sign all documents and take all such action as they

consider necessary to implement the resolutions as

specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OMNIA HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   S58080102

  MEETING DATE:      12/11/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the ExecCo Transaction                       ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the Sakhile II Transaction and         ISSUER            YES             FOR                  FOR

sale of Sakhile II 1st Tranche

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ONEX CORP

  TICKER:                  N/A                 CUSIP:   68272K103

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Appointment of an Auditor                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

remuneration of the Auditor

PROPOSAL #3: Election of the  Directors                                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ONMEDIA CORP

  TICKER:                  N/A                 CUSIP:   Y6441V108

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 10th B/S, I/S and the                   ISSUER            YES             FOR                  FOR

proposed disposition of retained earning

PROPOSAL #2: Election of Hwakyung Lee as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the remuneration for Director             ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the remuneration for Auditor               ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ONMEDIA CORP

  TICKER:                  N/A                 CUSIP:   Y6441V108

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of Sungsoo Kim, Hyeonjae Sin,          ISSUER            YES             FOR                  FOR

Jongjin Lee and Sangyeob Im as the Directors and

election of Dongkeun Ha, Cheolsoo Pyo and Dong U Seo

as the External Directors

PROPOSAL #3: Election of Dongkeun Ha, Cheolsoo Pyo            ISSUER            YES             FOR                  FOR

and Dong U Seo as the Members of the Audit Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OPEN TEXT CORP

  TICKER:                  N/A                 CUSIP:   683715106

  MEETING DATE:      12/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Elect P. Thomas Jenkins as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Elect John Shackleton as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Elect Randy Fowlie as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Elect Gail Hamilton as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Elect Brian Jackman as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Elect Stephen J. Sadler as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Elect Michael Slaunwhite as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Elect Katharine B. Stevenson as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.9: Elect Deborah Weinstein as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Re-appoint KPMG LLP, Chartered                       ISSUER            YES             FOR                  FOR

Accountants, as the Independent Auditors for the

Company and authorize the Directors to fix the

Auditors' remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OPERA SOFTWARE ASA

  TICKER:                  N/A                 CUSIP:   R6664U108

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening by the Chairman of the Board -          ISSUER            YES             FOR                  FOR

registration of attending shareholders

PROPOSAL #2: Election of Chairperson for the meeting         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the calling notice and the agenda      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of a person to countersign the         ISSUER            YES             FOR                  FOR

minutes from the meeting together with the Chairman

PROPOSAL #5: Approve the financial statements and              ISSUER            YES             FOR                  FOR

annual report for 2009

PROPOSAL #6: Approve the dividends for 2009                         ISSUER            YES             FOR                  FOR

PROPOSAL #7: Approve the Auditor's fee for 2009                  ISSUER            YES             FOR                  FOR

PROPOSAL #8.1: Approve the remuneration to Board                ISSUER            YES             FOR                  FOR

Members, fixed remuneration

PROPOSAL #8.2: Approve the remuneration to Board                ISSUER            YES             FOR                  FOR

members, additional remuneration for 2009

PROPOSAL #8.3: Approve the remuneration to Board                ISSUER            YES             FOR                  FOR

members, remuneration for participation in Committees

PROPOSAL #8.4: Approve the remuneration to Board                ISSUER            YES             FOR                  FOR

members, options for new Board member

PROPOSAL #9: Approve the remuneration to the members         ISSUER            YES             FOR                  FOR

of the Nomination Committee

PROPOSAL #10: Authorize the Board to acquire own                ISSUER            YES             FOR                  FOR

shares

PROPOSAL #11.1: Approve the Employees Incentive                 ISSUER            YES             FOR                  FOR

Program

PROPOSAL #11.2: Approve the acquisitions                              ISSUER            YES             FOR                  FOR

PROPOSAL #12.1: Election of Board Member, will                   ISSUER            YES             FOR                  FOR

Raduchel with recommendation to the Board to elect

him as Chairman

PROPOSAL #12.2: Election of Board Member: Kari                   ISSUER            YES             FOR                  FOR

Stautland

PROPOSAL #12.3: Election of Board Member: Arve                   ISSUER            YES             FOR                  FOR

Johansen

PROPOSAL #12.4: Election of Board Member: Audun W.            ISSUER            YES             FOR                  FOR

Iversen

PROPOSAL #12.5: Election of Board Member: Marianne            ISSUER            YES             FOR                  FOR

Blystad

PROPOSAL #13: Approve the declaration from the Board         ISSUER            YES             FOR                  FOR

regarding remuneration principles for executive team

PROPOSAL #14: Approve the standard option agreement           ISSUER            YES             FOR                  FOR

PROPOSAL #15: Approve the agreement not to have a              ISSUER            YES             FOR                  FOR

corporate assembly

PROPOSAL #16.1: Amend the Articles of Association,            ISSUER            YES             FOR                  FOR

electronic participation in general meetings

PROPOSAL #16.2: Amend the Articles of Association,            ISSUER            YES             FOR                  FOR

notice periods for general meetings

PROPOSAL #16.3: Amend the Articles of Association,            ISSUER            YES             FOR                  FOR

distribution of documents to shareholders

PROPOSAL #16.4: Amend the Articles of Association,            ISSUER            YES             FOR                  FOR

changes regarding the Nomination Committee

PROPOSAL #17: Approve the calling notice                              ISSUER            YES             FOR                  FOR

extraordinary general meeting

PROPOSAL #18: Election of member to the Nomination            ISSUER            YES             FOR                  FOR

Committee

PROPOSAL #19: Closing                                                                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OPTI CANADA INC

  TICKER:                  N/A                 CUSIP:   68383K109

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Ian W. Delaney as a                   ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #1.2: Election of Charles L. Dunlap as a              ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #1.3: Election of Edythe  Dee  Marcoux as a         ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #1.4: Election of Christopher Slubicki as a         ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #1.5: Election of James M. Stanford as a              ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #1.6: Election of Bruce Waterman as a                   ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #2: Appointment of PricewaterhouseCoopers            ISSUER            YES             FOR                  FOR

LLP as the Auditors of the Corporation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OPTO CIRCUITS (INDIA) LTD, BANGALORE

  TICKER:                  N/A                 CUSIP:   Y6495Y115

  MEETING DATE:      9/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, approve and adopt the balance         ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009 and the profit and loss

account for the YE on that date and the reports of

Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Dr. Anvay Mulay as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Rajkumar Raisinghani as         ISSUER            YES             FOR                  FOR

a Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Jayesh C Patel as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Appoint M/s. Anand Amarnath &                        ISSUER            YES             FOR                  FOR

Associates, Chartered Accountants, retiring Auditors,

 to hold office from the conclusion of this AGM until

 the conclusion of the next AGM and authorize the

Board to fix their remuneration

PROPOSAL #7.: Ratify the number of pre-preferential          ISSUER            YES             FOR                  FOR

shareholding of Mr. Sreerangan Kurup as stated at

Special Business No. 3 of the postal ballot notice

dated 11 JUN 2009 to be 2,56,450 equity shares;

authorize the Board to take such actions and execute

such documents/declarations as may be required in

this connection

PROPOSAL #8.: Authorize the Board of Directors of the        ISSUER            YES         AGAINST           AGAINST

 Company, pursuant to Section 293(1)(d) and other

applicable provisions, if any, of the Companies Act,

1956 and all other enabling provisions, if any, and

in suppression of the ordinary resolution passed at

the EGM of the Company held on 15 NOV 2005, the

consent of the shareholders, to borrow such sum or

sums of monies in any manner from time to time with

or without security and upon such terms and

conditions as they may think fit, notwithstanding

that the monies to be borrowed together with the

monies already borrowed by the Company [apart from

temporary loans obtained from the Company's bankers

in the ordinary course of business, will or may

exceed the aggregate of the Paid-up Capital of the

Company and its free reserves, that is to say,

reserves not set apart for any specific purpose,

provided that, the total amount up to which monies

may be borrowed by the Board of Directors shall not

at any time exceed INR 1000 crores over and above the

 Paid-up Capital of the Company and its free reserves

PROPOSAL #9.: Authorize the Board of Directors of the        ISSUER            YES         AGAINST           AGAINST

 Company, pursuant to the provisions of Section

293(1)(a) and other applicable provisions, if any, of

 the Companies Act 1956 consent of the shareholders

[hereinafter referred to as the Board, which term

shall include its Committees constituted for the

purpose], to create mortgages/charges on all or any

of the movable and or immovable properties and

assets, both present and future or on the whole or

substantially the whole of the undertaking or

undertakings of the Company, exclusively or ranking

pari-passu with or second or subservient or

subordinate to the mortgages/charges, if any, already

 created or to be created in future by the Company,

for securing any loans and/or advances and/or issue

of debentures/bonds and/or guarantees and/or any

financial assistance or obligations

obtained/undertaken/made or that may be

obtained/undertaken/made by the Company and/or any

one or more of its subsidiary/group company both

present and that which may be established or acquired

 by the Company in future, in india or abroad, with

power to take over the management, business and

undertaking of the Company in certain events of

defaults, on such terms and conditions and at such

times and in such form and manner as the Board may

deem fit, so that the total outstanding amount at any

 time so secured together with interest thereon, and

further interest, costs, expenses, remuneration and

other monies payable in connection therewith shall

not exceed INR 1,000 crores over and above the paid

up capital and free reserves; approve the

mortgages/charges created by the Company so far;

authorize the Board to and cause to prepare,

finalize, approve and execute on behalf of the

Company all documents, deeds, agreements,

declarations, undertakings and writings as may be

necessary and/or expedient for giving effect to the

foregoing resolution and to vary and/or alter the

terms and conditions of the security created/to be

created as aforesaid as it may deem fit; to delegate

all or any of the above powers to a Committee of

Directors or any one of the Executives or any

Principal Officer of the Company and generally to do

all acts, deeds, matters and things as may be

necessary, proper, expedient or incidental for the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OPTO TECH CORPORATION

  TICKER:                  N/A                 CUSIP:   Y6494C106

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of cash injection via                 ISSUER             NO              N/A                  N/A

private placement

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

 financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend:  TWD 0.24996 per share

PROPOSAL #B.3: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.4: Approve to revise the procedures of           ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORASCOM DEVELOPMENT HOLDING AG, ALTDORF

  TICKER:                  N/A                 CUSIP:   H5982A100

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, the annual            ISSUER            YES             FOR                  FOR

financial statements and the consolidated financial

statements for 2009, notice of Auditors report

PROPOSAL #2: Approve the appropriation of results               ISSUER            YES             FOR                  FOR

PROPOSAL #3: Grant discharge to the Members of the            ISSUER            YES             FOR                  FOR

Board of Directors and the Executive Management for

the business year 2009

PROPOSAL #4.1: Re-election of Samih O. Sawiris as a          ISSUER            YES             FOR                  FOR

Member of the Board of Director, for a one year term

of office until the AGM 2011

PROPOSAL #4.2: Re-election of Amr Sheta as a Member          ISSUER            YES             FOR                  FOR

of the Board of Director, for a one year term of

office until the AGM 2011

PROPOSAL #4.3: Re-election of Luciano Gabriel as a            ISSUER            YES             FOR                  FOR

Member of the Board of Director, for a one year term

of office until the AGM 2011

PROPOSAL #4.4: Re-election of Carolina Mueller-Moehl         ISSUER            YES             FOR                  FOR

as a Member of the Board of Director, for a one year

term of office until the AGM 2011

PROPOSAL #4.5: Re-election of Adil Douiri as a Member        ISSUER            YES             FOR                  FOR

 of the Board of Director, for a one year term of

office until the AGM 2011

PROPOSAL #4.6: Re-election of Franz Egle as a Member         ISSUER            YES             FOR                  FOR

of the Board of Director, for a one year term of

office until the AGM 2011

PROPOSAL #4.7: Re-election of Jean-Gabriel Peres as a        ISSUER            YES         AGAINST           AGAINST

 Member of the Board of Director, for a one year term

 of office until the AGM 2011

PROPOSAL #5: Re-election of Deloitte AG, Zurich, as          ISSUER            YES             FOR                  FOR

the Auditors for a one year term of office until the

AGM 2011

PROPOSAL #6.1: Approve the renewal and increase of            ISSUER            YES             FOR                  FOR

authorized capital and amend the Article 4a Paragraph

 1 of the Articles of Incorporation in order to

enable the Board of Directors to increase the

Company's share capital within the parameters of the

Articles of Incorporation and within 2 years in a

maximum amount of CHF 122,500,000 corresponding to

5,000,000 fully paid registered shares with a par

value of CHF 24.50 each until 11 MAY 2012; a partial

PROPOSAL #6.2: Approve to amend Article 4b of the              ISSUER            YES             FOR                  FOR

Articles of Incorporation as specified

PROPOSAL #7: Approve the capital reduction by way of         ISSUER            YES             FOR                  FOR

a decrease of the nominal amount of the shares

PROPOSAL #8: Amend the Article 6 of the Articles of          ISSUER            YES             FOR                  FOR

Incorporation in order to align them with the Swiss

Intermediary-Held Securities Act that entered into

force on 01 JAN as specified

PROPOSAL #9: Amend Article 12 and 16 of the Articles         ISSUER            YES             FOR                  FOR

of Incorporation as specified [abolishment of the

Group Auditors]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORBIS S.A., WARSZAWA

  TICKER:                  N/A                 CUSIP:   X6007Y109

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the statement of meeting's legal        ISSUER            YES             FOR                  FOR

 validity and its ability to adopt resolutions

PROPOSAL #3: Election of Scrutiny Commission due to          ISSUER            YES             FOR                  FOR

shareholders proposal

PROPOSAL #4: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the presentation of Supervisory         ISSUER            YES             FOR                  FOR

Board written reports on evaluation of: a)financial

statement for 2009, management Board report and its

proposal of profit distribution for 2009

b)consolidated financial report of capital group for

2009 and Management Board's report

PROPOSAL #6: Approve the presentation of Supervisory         ISSUER            YES             FOR                  FOR

Board brief evaluation of Company's situation

PROPOSAL #7: Approve the Management Board's report            ISSUER            YES             FOR                  FOR

for Company activity for 2009

PROPOSAL #8: Approve the financial report for 2009             ISSUER            YES             FOR                  FOR

PROPOSAL #9: Approve the profit distribution for 2009        ISSUER            YES             FOR                  FOR

PROPOSAL #10: Receive the consolidated financial                ISSUER            YES             FOR                  FOR

report of Capital Group and Management Board's report

 from Capital Group's activity for 2009

PROPOSAL #11: Grant the acceptance of duties for                ISSUER            YES             FOR                  FOR

Members of Management Board for 2009

PROPOSAL #12: Grant the acceptance of duties for                ISSUER            YES             FOR                  FOR

Members of Supervisory Board for 2009

PROPOSAL #13: Approve the results of elections for            ISSUER            YES             FOR                  FOR

new members of Supervisory Board for VII term

PROPOSAL #14: Approve the new members of Supervisory         ISSUER            YES             FOR                  FOR

Board for VII term

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORCO PROPERTY GROUP, LUXEMBOURG

  TICKER:                  N/A                 CUSIP:   F68711104

  MEETING DATE:      9/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, in light of a special report          ISSUER             NO              N/A                  N/A

prepared by the Board of Directors of the Company and

 of the draft Safeguard Plan, the amendment of

Article 5 of the Articles of Association of the

Company so as to renew and to increase the authorized

 share capital to an amount up to EUR 500,000,000

[with authorization of the Board of Directors to

cancel or limit any and all preferential right of

subscription], in order to allow implementation of,

amongst others, the Safeguard Plan, a public offering

 to the shareholders of the Company, an Incentive

Plan to the management, a private placement to one or

 more shareholders or new investors, in each case

whether by issuance of warrants, bonds, shares and/or

PROPOSAL #2.: Approve the issuance of shares and/or          ISSUER             NO              N/A                  N/A

warrants to ColOG S.a r.l. or any related entity

[Colony], allowing Colony to subscribe for shares to

be issued under the authorized share capital, up to

an amount of EUR 80 million, together with any

ancillary actions thereto

PROPOSAL #3.: Approve to continue the activity of the        ISSUER             NO              N/A                  N/A

 Company based on the statutory accounts of the

Company ending on 30 JUN 2009, notwithstanding the

fact that the cumulated losses exceed more than 75%

of the share capital of the Company pursuant to

Article 100 of the Luxembourg Law on Commercial

PROPOSAL #4.: Authorize the Company to acquire up to         ISSUER             NO              N/A                  N/A

10% of the share capital of the Company issued as of

the date of the general meeting of its own shares for

 a period of 5 years at a price not inferior to EUR 1

 and not superior to EUR 150

PROPOSAL #5.: Miscellaneous                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORDINA NV, UTRECHT

  TICKER:                  N/A                 CUSIP:   N67367164

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and announcements                                  ISSUER             NO              N/A                  N/A

PROPOSAL #2: Receive the report of the Management              ISSUER             NO              N/A                  N/A

Board  on financial year 2009

PROPOSAL #3: Adopt the 2009 Annual  Accounts                       ISSUER            YES             FOR                  FOR

PROPOSAL #4: Dividend and reservation policy                       ISSUER             NO              N/A                  N/A

PROPOSAL #5: Grant discharge to the Managing Board in        ISSUER            YES             FOR                  FOR

 respect of the duties performed during the past FY

PROPOSAL #6: Grant discharge to the Supervisory Board        ISSUER            YES             FOR                  FOR

 in respect of the duties performed during the past FY

PROPOSAL #7: Approve to assigns                                             ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers NV as the Auditors responsible

 for auditing the financial accounts for the year 2011

PROPOSAL #8: Any other business and closing of the            ISSUER             NO              N/A                  N/A

general meeting

PROPOSAL #9: Approve to change the Articles of                   ISSUER            YES             FOR                  FOR

Association in respect of the following subjects:

increase of the registered capital of the company

abolishment of duty of advertisement in the official

pricelist of Euronext Amsterdam changes due to

changed law in respect of listed securities (Dutch

Giral Securities Act

PROPOSAL #10: Approve the remuneration policy                     ISSUER            YES             FOR                  FOR

Management Board

PROPOSAL #11: Acknowledgement of the Supervisory                ISSUER             NO              N/A                  N/A

Board on the intended appointment of Mr. B.H.De Jong

as a Member of the Managing Board and CFO of Ordina NV

PROPOSAL #12: Appoint J.G. van der Werf as a Member          ISSUER            YES             FOR                  FOR

of the Supervisory Board where all details as laid D

own in Article 2:158 Paragraph 5, Section 2: 142

paragraph 3 of the Dutch Civil Code are available for

 the general meeting of shareholders

PROPOSAL #13: Authorize the Managing Board subject to        ISSUER            YES             FOR                  FOR

 the approval of the Supervisory Board, to cause the

Company to acquire its own shares for valuable

consideration, up to a maximum number which, at the

time of acquisition, the Company is permitted to

acquire pursuant to the provisions of Section 98,

subsection 2, of book 2 of the Netherlands Civil

Code; such acquisition may be effected by means of

any type of contract, including stock exchange

transactions and private transactions; the Pricemust

Lie between the nominal value of the shares and an

amount equal to 110% of the market price; by 'market

price ' is understood the average of the closing

prices reached by the shares on each of the 5 stock

exchange business days preceding the date of

acquisition, as evidenced by the of ficial price list

 of Euronext Amsterdam NV; the authorization will be

valid for a period of 18 months, commencing on 12 May

PROPOSAL #14.a: Approve that the bearer of the                   ISSUER            YES             FOR                  FOR

priority share be designated for a period of 18

months as the body which is authorized to resolve to

issue shares up to a number of shares not exceeding

20% of the number of issued shares in the capital of

the Company as per 12 May 2010

PROPOSAL #14.b: Approve that the bearer of the                   ISSUER            YES             FOR                  FOR

priority share is authorized as the sole body to

limit or exclude the pre emptive right on new issued

shares in the company

PROPOSAL #15: Questions/Closing                                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORIENT CORPORATION

  TICKER:                  N/A                 CUSIP:   J61890109

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                     ISSUER            YES             FOR                  FOR

Revisions

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Corporate Auditors, and Approve Revisions to

Remunerations including Stock Options for Directors,

and Allow Board to Authorize Use of Stock Options for

 Directors

PROPOSAL #4: Approve Retirement Allowance for                     ISSUER            YES         AGAINST           AGAINST

Retiring Directors and Corporate Auditors, and

Payment of Accrued Benefits associated with Abolition

 of Retirement Benefit System for Current Directors

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORIGIN ELECTRIC COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J62019104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORIGIN ENTERPRISES PLC, DUBLIN

  TICKER:                  N/A                 CUSIP:   G68097107

  MEETING DATE:      7/1/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve the cancellation of part of            ISSUER            YES             FOR                  FOR

the amount standing to the credit of the Company's

share premium account

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORIOLA-KD CORPORATION

  TICKER:                  N/A                 CUSIP:   X60005117

  MEETING DATE:      4/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the Meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of the Chairman and Secretary           ISSUER             NO              N/A                  N/A

PROPOSAL #3: Election of person to scrutinize the              ISSUER             NO              N/A                  N/A

minutes and person to supervise the

PROPOSAL #4: Recording the legality of the meeting             ISSUER             NO              N/A                  N/A

PROPOSAL #5: Recording the attendance at the meeting         ISSUER             NO              N/A                  N/A

and adoption of the list of votes

PROPOSAL #6: Presentation of the financial statement,        ISSUER             NO              N/A                  N/A

 the report of the Board of Directors, and the

consolidated financial statements for the accounting

PROPOSAL #7: Adopt the accounts                                              ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve to take actions on profit or              ISSUER            YES             FOR                  FOR

loss Board's proposal to pay a dividend of EUR 0.12

per share

PROPOSAL #9: Authorize the Board to decide on                     ISSUER            YES             FOR                  FOR

distribution of additional dividend or of assets from

 reserves unrestricted equity

PROPOSAL #10: Grant discharge from liability                       ISSUER            YES             FOR                  FOR

PROPOSAL #11: Approve the number of Board Members               ISSUER            YES             FOR                  FOR

PROPOSAL #12: Approve the remuneration of Board                 ISSUER            YES             FOR                  FOR

Members

PROPOSAL #13: Election of H. Brade, P. Kulvik, O.              ISSUER            YES             FOR                  FOR

Raitasuo, A. Remes,O. Riikkala, J.

PROPOSAL #14: Approve the remuneration of an Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #15: Election of an Auditor                                     ISSUER            YES             FOR                  FOR

PROPOSAL #16: Amend the Articles of Association                  ISSUER            YES             FOR                  FOR

PROPOSAL #17: Authorize the Board to decide on                   ISSUER            YES             FOR                  FOR

acquiring of company's own class b-shares

PROPOSAL #18: Authorize the Board to decide on share         ISSUER            YES             FOR                  FOR

issue of class b-shares against payment

PROPOSAL #19: Authorize the Board to decide on                   ISSUER            YES         AGAINST           AGAINST

directed share issues of class b-shares

PROPOSAL #20: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORION CORPORATION (NEW)

  TICKER:                  N/A                 CUSIP:   X6002Y112

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Matters of order for the meeting                      ISSUER             NO              N/A                  N/A

PROPOSAL #3: Election of the person to confirm the            ISSUER             NO              N/A                  N/A

minutes and the persons to verify the

PROPOSAL #4: Recording the legal convening of the              ISSUER             NO              N/A                  N/A

meeting and quorum

PROPOSAL #5: Recording the attendance at the meeting         ISSUER             NO              N/A                  N/A

and the list of votes

PROPOSAL #6: Presentation of the financial statements        ISSUER             NO              N/A                  N/A

 2009, the report of the Board of Directors and the

Auditor's report

PROPOSAL #7: Adopt the accounts                                              ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve the actions on profit or loss            ISSUER            YES             FOR                  FOR

and to pay a dividend of EUR 1.00 per share

PROPOSAL #9: Grant discharge from liability                         ISSUER            YES             FOR                  FOR

PROPOSAL #10: Approve the remuneration of Board                 ISSUER            YES             FOR                  FOR

Members

PROPOSAL #11: Approve the number of Board Members               ISSUER            YES             FOR                  FOR

PROPOSAL #12: Re-election of Messrs. S. Jalkanen, E.         ISSUER            YES             FOR                  FOR

Karvonen, M. Kavetvuo, J. Ylppo, H. Syrjanen as the

Board and election of H. Westerlund as a new Member

PROPOSAL #13: Approve the remuneration of Auditor               ISSUER            YES             FOR                  FOR

PROPOSAL #14: Election of PricewaterhouseCoopers OY          ISSUER            YES             FOR                  FOR

as the Auditor

PROPOSAL #15: Approve to distribute EUR 0.10 per                ISSUER            YES             FOR                  FOR

share as capital repayment

PROPOSAL #16: Amend Article 12 of Articles of                     ISSUER            YES             FOR                  FOR

Association

PROPOSAL #17: Authorize the Board to decide on                   ISSUER            YES             FOR                  FOR

acquiring Company's own shares

PROPOSAL #18: Authorize the Board to decide on                   ISSUER            YES             FOR                  FOR

issuing shares

PROPOSAL #19: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORION CORPORATION, SEOUL

  TICKER:                  N/A                 CUSIP:   Y88860104

  MEETING DATE:      2/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect the Directors                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORION CORPORATION, SEOUL

  TICKER:                  N/A                 CUSIP:   Y88860104

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 54th balance sheet, income          ISSUER            YES             FOR                  FOR

statement and proposed disposition of retained

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Election of Directors candidates                     ISSUER            YES         AGAINST           AGAINST

Hwagyeong Lee, Byungyoon Jung  External

PROPOSAL #4: Election of Sangyoon Lee as an Auditor           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #6: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Auditors

PROPOSAL #7: Amend the Retirement Benefit Plan for            ISSUER            YES         AGAINST           AGAINST

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ORPEA, PUTEAUX

  TICKER:                  N/A                 CUSIP:   F69036105

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the annual accounts for FY 2009      ISSUER            YES             FOR                  FOR

PROPOSAL #O.2: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

FY 2009

PROPOSAL #O.3: Approve the allocation of the result           ISSUER            YES             FOR                  FOR

PROPOSAL #O.4: Grant discharge to the Directors                  ISSUER            YES             FOR                  FOR

PROPOSAL #O.5: Approve the agreements regulated by            ISSUER            YES         AGAINST           AGAINST

Articles L.225-38 et sequence of the Code de Commerce

PROPOSAL #O.6: Approve the Directors' attendance fees        ISSUER            YES             FOR                  FOR

PROPOSAL #O.7: Approve the renewal of Deloitte &                ISSUER            YES             FOR                  FOR

Associes' appointment as one of the Statutory Auditors

PROPOSAL #O.8: Approve the renewal of BEAS'                        ISSUER            YES             FOR                  FOR

appointment as one of the standby Statutory Auditors

PROPOSAL #O.9: Authorize the Board of Directors in            ISSUER            YES             FOR                  FOR

order to allow the Company to trade in its own shares

PROPOSAL #E.10: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce the authorized capital by canceling the

Company's shares

PROPOSAL #E.11: Powers for the necessary legal                   ISSUER            YES             FOR                  FOR

formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OSAKA STEEL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J62772108

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Reduce Board Size to         ISSUER            YES             FOR                  FOR

12, Adopt Reduction of Liability System for Outside

Auditors

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

PROPOSAL #6: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OSAKI ELECTRIC CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J62965116

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OSG CORPORATION

  TICKER:                  N/A                 CUSIP:   J63137103

  MEETING DATE:      2/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OSISKO MNG CORP

  TICKER:                  N/A                 CUSIP:   688278100

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive the Corporation's audited              ISSUER             NO              N/A                  N/A

financial statements for the YE 31 DEC 2009 and the

related report of the Auditors

PROPOSAL #1.1: Election of Sean Roosen as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Election of Robert Wares as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Election of Victor Bradley as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of Norman Storm as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Election of Staph Leavenworth Bakali          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #1.6: Election of Andre J. Douchane as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of Serge Vezina as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Election of Marcel Cote as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Election of William A. Mackinnon as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Appoint PricewaterhouseCoopers LLP as            ISSUER            YES             FOR                  FOR

the Corporation's External Auditors for 2010 and to

authorize the Directors to fix their remuneration

PROPOSAL #3: Approve the Corporation's Shareholders          ISSUER            YES             FOR                  FOR

Rights Plan

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OSK HOLDINGS BHD

  TICKER:                  N/A                 CUSIP:   Y65859103

  MEETING DATE:      7/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Director of the Company,        ISSUER            YES             FOR                  FOR

 subject to the approvals of all relevant authorities

 and the confirmation by the High Court of Malaya on

the reduction of share premium and retained earnings

accounts under Section 64 of the Companies Act, 1965

[the Act]; i) a reduction in capital redemption

reserve and/or share premium account [if any]

pursuant to Section 64 of the Act and the retained

profits of OSKH; or a reduction in capital redemption

 reserve pursuant to Section 64 of the Act and the

retained profits of OSKH, up to an amount of MYR

215.53 million being the net a carrying amount of the

 Company's investments in OSKP as at me latest

practicable date prior to the filing of the

application to the High Court of Malaya of its

confirmation pursuant to Section 64 of the Act; and

ii) forthwith and contingent upon the reduction of

the share premium and retain earnings accounts

referred to in [i] above taking effect, effect a

capitol repayment by way of distribution in specie to

 the shareholders of the Company up to 98,673,670

ordinary shares of MYR 1.00 each in OSKP

[Distribution Share] held by the Company, to the

shareholders of the Company whose name appear in the

Records of Depositors on a Entitlement Date to be

determined later on a pro rate basis based on the

issued and paid-up capitol of the Company on the

Entitlement Date; to deal with any fraction

entitlement in Such manner as they may deemed Fit to

give effect to the Proposed Distribution; with full

powers and take all such step, as they may deem

necessary: a) to determine the basis of allocation

and Entitlement Date referred to in ii) and ii)

above; b) to assent to any condition, stipulation,

modification, variation or amendment imposed by the

relevant authorities and/or by the High Court of

Malaya; c) to lodge an office copy of the order of

the High Court of Malaya with the Companies

Commission of Malaysia; and d) to do all such acts,

deeds and/or things incidental, and/or as may be

required or as they consider necessary and expedient

in the best interests of the Company, to give full

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OSK HOLDINGS BHD

  TICKER:                  N/A                 CUSIP:   Y65859103

  MEETING DATE:      1/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Authorize the OLH and the PAC with him          ISSUER            YES             FOR                  FOR

for the exemption under Practice Note 2.9.1 of the

Code from the obligation to undertake a mandatory

general offer to acquire the remaining OSKH Shares

not already owned by OLH and the PAC with him upon

the conversion of Warrants owned by OLH and the PAC

with him, subject to the approvals of the relevant

authorities; and authorize the Directors of the

Company to take all such steps as are necessary or

expedient to implement, finalize or to give full

effect to the Proposed Exemption with full powers to

assent to any conditions, modification, variations

and/or amendments (if any) as may be imposed or

permitted by the relevant authorities and to deal

with all matters relating thereto and to take all

such steps and do all acts and things as the

Directors of the Company may deem fit and expedient

to implement, finalize and give full effect to the

Proposed Exemption, in the best interest of the

PROPOSAL #2: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

subject to the approval of all relevant authorities

and the approval-in-principle of Bursa Malaysia

Securities Berhad (Bursa Securities) for the listing

and quotation of the new OSKH Shares to be issued

pursuant to the Proposed Bonus Issue on the Main

Market of Bursa Securities: a) to capitalize the sum

of up to MYR 190,482,373 from the Company's retained

profits, by way of a bonus issue and that the same be

 applied in making payment in full at par for up to

190,482,373 bonus shares in the share capital of the

Company, for such Bonus Shares to be distributed and

credited as fully paid-up to all shareholders of the

Company whose names appear on the Record of

Depositors as at the close of business on an

entitlement date to be determined and announced later

 by the Directors of the Company, on the basis of 1

Bonus Share for every 4 existing OSKH Shares; CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OSK HOLDINGS BHD

  TICKER:                  N/A                 CUSIP:   Y65859103

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Declare a final dividend of 5 SEN per            ISSUER            YES             FOR                  FOR

share less income tax of 25% in respect of the FYE 31

 DEC 2009

PROPOSAL #2: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

of RM 204,760.00 for the FYE 31 DEC 2009

PROPOSAL #3: Re-election of Dato' Nik Mohamed Din bin        ISSUER            YES             FOR                  FOR

 Datuk Nik Yusoff Directors who retire by rotation in

 accordance with Article 102(1) of the Company's

Articles of Association and being eligible, offer

themselves

PROPOSAL #4: Re-election of Mr. Ong Leong Huat                   ISSUER            YES         AGAINST           AGAINST

Directors who retire by rotation in accordance with

Article 102(1) of the Company's Articles of

Association and being eligible, offer themselves

PROPOSAL #5: Re-appointment of  Messrs. Ernst & Young        ISSUER            YES             FOR                  FOR

 as the Company's Auditors for the ensuing year and

to authorize the Board of Directors to fix their

remuneration

PROPOSAL #6: Authorize the Directors of Company,                ISSUER            YES             FOR                  FOR

subject always to the Companies Act, 1965, the

Articles of Association of the Company and the

approvals of the relevant governmental/regulatory

authorities, pursuant to Section 132D of the

Companies Act, 1965, to issue shares in the Company

from time to time and upon such terms and conditions

and for such purposes as the Directors may in their

absolute discretion deem fit provided that the

aggregate number of shares issued pursuant to this

Resolution does not exceed 10% of the issued capital

of the Company for the time being and that the

Directors be and are also empowered to obtain the

approval for the listing of and quotation for the

additional shares so issued on Bursa Malaysia

Securities Berhad and that such authority shall

continue in force until the conclusion of the next

PROPOSAL #7: Approve the Company, subject to the                ISSUER            YES             FOR                  FOR

provisions of the Listing Requirements of Bursa

Malaysia Securities Berhad, given to the Company

and/or its subsidiary Companies to enter into

recurrent related party transactions of a revenue or

trading nature as set out in Section 2.1 of the

circular to shareholders dated 23 MAR 2010, provided

that such transactions are undertaken in the ordinary

 course of business, on arms length basis, on normal

commercial terms which are not more favourable to the

 related party than those generally available to the

public and are not detrimental to the minority

shareholders; such approval shall continue to be in

force until the earlier of: a) the conclusion of the

next AGM of the Company at which time it will lapse

unless the authority is renewed by a resolution

passed at the next AGM; CONTD..

PROPOSAL #8: Authorize the  Directors of the Company         ISSUER            YES             FOR                  FOR

subject always to the Companies Act, 1965, the

provisions of the Memorandum and Articles of

Association of the Company, the Listing Requirements

of Bursa Malaysia Securities Berhad  Bursa Securities

  and all other applicable laws, guidelines, rules

and regulations, the Company be and is hereby

authorized to purchase such amount of ordinary shares

 of RM 1.00 each in the Company as may be determined

by the Directors of the Company from time to time

through Bursa Securities as the Directors may deem

fit and expedient in the interest of the Company,

provided that: i) the aggregate number of shares

purchased does not exceed 10% of the total issued and

 paid-up share capital of the Company as quoted on

Bursa Securities as at the point of purchase; ii) an

amount not exceeding the Company's audited  CONTD..

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OSK VENTURES INTERNATIONAL BHD

  TICKER:                  N/A                 CUSIP:   Y6498P103

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the payment of the Directors              ISSUER            YES             FOR                  FOR

fees of MYR 245,000.00 for the FYE 31 DEC 2009

PROPOSAL #2: Re-elect Mr. Ong Ju Yan as a Director,          ISSUER            YES             FOR                  FOR

who retires by rotation in accordance with Article 94

 of the Company's Articles of Association

PROPOSAL #3: Re-appoint Yang Berbahagia Tan Sri Datuk        ISSUER            YES             FOR                  FOR

 Dr. Omar bin Abdul Rahman as a Director, who retires

 pursuant to Section 129(6) of the Companies Act,

1965 to hold office until the conclusion of the next

AGM of the Company

PROPOSAL #4: Re-appoint Messrs. Ernst & Young as the         ISSUER            YES             FOR                  FOR

Company's Auditors for the ensuing year and authorize

 the Board of Directors to fix their remuneration.

PROPOSAL #5: Authorize the Director, subject always          ISSUER            YES             FOR                  FOR

to the Companies Act, 1965, the Articles of

Association of the Company and the approvals of the

relevant governmental/regulatory, pursuant to Section

 132D of the Companies Act, 1965, to issue shares in

the Company from time to time and upon such terms and

 conditions and for such purposes as the Directors

may in their absolute discretion deem fit provided

that the aggregate number of shares issued pursuant

to this resolution does not exceed 10% of the issued

capital of the Company for the time being and to

obtain the approval for the listing of and quotation

for the additional shares so issued on Bursa Malaysia

 Securities Berhad;  Authority expire until the

conclusion of the next AGM of the Company

PROPOSAL #6: Authorize the Company and/or its                     ISSUER            YES             FOR                  FOR

Subsidiary Companies, subject to the provisions of

the Listing Requirements of Bursa Malaysia Securities

 Berhad; for the ACE Market, a to enter into

recurrent related party transactions of a revenue or

trading nature as set out in Section 2.1 of the

circular to shareholders dated 23 MAR 2010 provided

that such transactions are undertaken in the ordinary

 course of business, on arms length basis, on normal

commercial terms which are not more favorable to the

related party than those generally available to the

public and are not detrimental to the minority

shareholders; CONTD.

PROPOSAL #7: Authorize the Company, subject always to        ISSUER            YES             FOR                  FOR

 the Companies Act, 1965, the provisions of the

Memorandum and Articles of Association of the

Company, the listing requirements of Bursa Malaysia

Securities Berhad  Bursa Securities for the ACE

Market and all other applicable laws, guidelines,

rules and regulations, to purchase such amount of

ordinary shares of MYR 1.00 each in the Company as

may be determined by the Directors of the Company

from time to time through Bursa Securities upon such

terms and conditions as the Directors may deem fit

and expedient in the interest of the Company provided

 that: i) the aggregate number of shares purchased

does not exceed 10% of the total issued and paid-up

share capital of the Company as quoted on Bursa

Securities as at the point of purchase; CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OSSTEM IMPLANT CO LTD

  TICKER:                  N/A                 CUSIP:   Y6586N101

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 13th balance sheet, income          ISSUER            YES             FOR                  FOR

statement and the proposed disposition of retained

earning

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3.1: Election of Ilkyu Lee as an inside              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.2: Election of Nongsmoon Hwang as an                ISSUER            YES             FOR                  FOR

outside Director

PROPOSAL #3.3: Election of Haesin Lee as an outside          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Election of Sangkook Hahn as an                       ISSUER            YES             FOR                  FOR

Executive Auditor

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #6: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  O-TA PRECISION INDUSTRY CO LTD

  TICKER:                  N/A                 CUSIP:   Y6587V102

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #2.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2.5 per share

PROPOSAL #2.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #2.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of asset acquisition or disposal

PROPOSAL #2.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #2.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #3.1.1: Election of Lee Kung-Wen,                          ISSUER            YES             FOR                  FOR

ID/Shareholder no. 71 as a Director

PROPOSAL #3.1.2: Election of Nan Feng Hsing                        ISSUER            YES             FOR                  FOR

Enterprise Inc./ Pan Sy-Lian,  ID/Shareholder no.

19401 as a Director

PROPOSAL #3.1.3: Election of Nan Feng Hsing                        ISSUER            YES             FOR                  FOR

Enterprise Inc./ Pan Shiao-Rui, ID/Shareholder no.

19401 as a Director

PROPOSAL #3.1.4: Election of Lin Chon-Chen,                        ISSUER            YES             FOR                  FOR

ID/Shareholder no. 7 as a Director

PROPOSAL #3.1.5: Election of Lin Hun-Cher,                          ISSUER            YES             FOR                  FOR

ID/Shareholder no. 11 as a Director

PROPOSAL #3.1.6: Election of Lin Hong-The,                          ISSUER            YES             FOR                  FOR

ID/Shareholder no. 12 as a Director

PROPOSAL #3.2.1: Election of Ting Jui-Tu,                            ISSUER            YES             FOR                  FOR

ID/Shareholder no. 81 as a Supervisor

PROPOSAL #3.2.2: Election of Da Chih Investment                 ISSUER            YES             FOR                  FOR

Company Ltd., ID/Shareholder no. 9103 as a Supervisor

PROPOSAL #4: Approve to release the prohibition on            ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #5: Other issues and extraordinary motions           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OUTOTEC OYJ

  TICKER:                  N/A                 CUSIP:   X6026E100

  MEETING DATE:      3/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the Meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Calling the Meeting to order                             ISSUER             NO              N/A                  N/A

PROPOSAL #3: Election of persons to scrutinize the            ISSUER             NO              N/A                  N/A

minutes and to supervise the counting of votes

PROPOSAL #4: Recording the legality of the Meeting             ISSUER             NO              N/A                  N/A

PROPOSAL #5: Recording the attendance at the Meeting         ISSUER             NO              N/A                  N/A

and adoption of the list of votes

PROPOSAL #6: Presentation of the annual accounts, the        ISSUER             NO              N/A                  N/A

 report of the Board of Directors and the Auditor's

report for the year 2009

PROPOSAL #7: Adopt the accounts                                              ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve to pay a dividend of EUR 0.70            ISSUER            YES             FOR                  FOR

per share

PROPOSAL #9: Grant discharge from liability                         ISSUER            YES             FOR                  FOR

PROPOSAL #10: Approve the remuneration of the Board          ISSUER            YES             FOR                  FOR

Members

PROPOSAL #11: Approve the number of the Board Members        ISSUER            YES             FOR                  FOR

PROPOSAL #12: Re-elect C-G. Bergstrom, K. Kaitue, H.         ISSUER            YES             FOR                  FOR

Linnoinen and Anssi Soila to the Board and elect E.

Ailasmaa and T. Jarvinen as the new Members

PROPOSAL #13: Approve the remuneration of the                     ISSUER            YES             FOR                  FOR

Auditor(s)

PROPOSAL #14: Re-election of Kpmg Oy Ab as the                   ISSUER            YES             FOR                  FOR

Auditor(s)

PROPOSAL #15: Authorize the Board to decide on                   ISSUER            YES             FOR                  FOR

acquiring the Company's own shares

PROPOSAL #16: Authorize the Board to decide on share         ISSUER            YES             FOR                  FOR

issue and other special rights

PROPOSAL #17: Amend Article 9 of Articles of                       ISSUER            YES             FOR                  FOR

Association

PROPOSAL #18: Authorize the Board to decide to donate        ISSUER            YES         ABSTAIN           AGAINST

 max EUR 600,000 to Finnish Universities

PROPOSAL #19: Closing of the Meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OY STOCKMANN AB, HELSINKI

  TICKER:                  N/A                 CUSIP:   X86482142

  MEETING DATE:      3/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Calling the meeting to order                             ISSUER             NO              N/A                  N/A

PROPOSAL #3: Election of persons to scrutinize the            ISSUER             NO              N/A                  N/A

minutes and to supervise the counting

PROPOSAL #4: Recording the legality of the meeting             ISSUER             NO              N/A                  N/A

PROPOSAL #5: Recording the attendance at the meeting         ISSUER             NO              N/A                  N/A

and adoption of the list of votes

PROPOSAL #6: Presentation of the financial                          ISSUER             NO              N/A                  N/A

statements, the report of the Board of Directors and

the Auditor's report for the year 2009

PROPOSAL #7: Adopt the accounts                                              ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve the actions on profit or loss;          ISSUER            YES             FOR                  FOR

to pay a dividend of EUR 0.72 per share

PROPOSAL #9: Grant discharge from liability                         ISSUER            YES             FOR                  FOR

PROPOSAL #10: Approve the remuneration of Board                 ISSUER            YES             FOR                  FOR

Members

PROPOSAL #11: Approve to raise the number of Board            ISSUER            YES             FOR                  FOR

Members from current seven to eight

PROPOSAL #12: Approve the appointment and                            ISSUER            YES             FOR                  FOR

compensation committee proposes to re-elect c.

Taxell, e. Etola, K-G. Bergh,E. liljeblom, K.

Niemisto, C. Teir-Lehtinen and H. Wiklund and to

elect C.  Tallqvist-Cederberg as a new Member

PROPOSAL #13: Approve the remuneration of the Auditor        ISSUER            YES             FOR                  FOR

 s

PROPOSAL #14.: PLEASE NOTE THAT THIS IS A                            ISSUER            YES             FOR               AGAINST

SHAREHOLDER'S PROPOSAL: re-elect Jari harmala and

Henrik holm- bom as the Auditors and KPMG OY AB as a

Deputy Auditor

PROPOSAL #15: Approve to issue share options to key          ISSUER            YES         AGAINST           AGAINST

personnel of the Company

PROPOSAL #16: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OYO CORPORATION

  TICKER:                  N/A                 CUSIP:   J63395107

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PA RESOURCES AB

  TICKER:                  N/A                 CUSIP:   W6283U111

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of the Chairman of the meeting         ISSUER             NO              N/A                  N/A

PROPOSAL #3: Approve the list of voters                                ISSUER             NO              N/A                  N/A

PROPOSAL #4: Approve the Board's proposed agenda                ISSUER             NO              N/A                  N/A

PROPOSAL #5: Election of the persons to countersign          ISSUER             NO              N/A                  N/A

the minutes

PROPOSAL #6: Approve to determine whether the meeting        ISSUER             NO              N/A                  N/A

 has been duly convened

PROPOSAL #7.a: Speech by the Company's Chief                       ISSUER             NO              N/A                  N/A

Executive Officer

PROPOSAL #7.b: Presentation of the annual accounts,          ISSUER             NO              N/A                  N/A

consolidated financial statements and the Auditors'

report, as well as a report by the Company Auditor

PROPOSAL #8.a: Adopt the income statement and balance        ISSUER             NO              N/A                  N/A

 sheet of the parent Company as well as the

consolidated income statement and balance sheet

PROPOSAL #8.b: Approve the allocation of the                       ISSUER             NO              N/A                  N/A

Company's profits in accordance with the parent

Company's adopted balance sheet; Board proposes that

no dividend be paid for the 2009 FY

PROPOSAL #8.c: Grant discharge to the Directors and          ISSUER             NO              N/A                  N/A

Chief Executive Officer from liability

PROPOSAL #9: Approve the nomination Committee's                 ISSUER             NO              N/A                  N/A

proposals, etc

PROPOSAL #10: Approve to determine the number of                ISSUER             NO              N/A                  N/A

Directors and Deputy Directors

PROPOSAL #11: Approve to determine the fees for the          ISSUER             NO              N/A                  N/A

Board of Directors and Auditors

PROPOSAL #12: Election of the Directors and the                 ISSUER             NO              N/A                  N/A

Chairman of the Board and, when applicable, deputies

PROPOSAL #13: Approve the principles for the                       ISSUER             NO              N/A                  N/A

appointment of the Nomination Committee

PROPOSAL #14: Approve the guidelines for the                       ISSUER             NO              N/A                  N/A

remuneration of Senior Management

PROPOSAL #15.a: Adopt the new Articles of                            ISSUER             NO              N/A                  N/A

Association: change to the limits on share capital

and the number of shares stated in the Articles of

PROPOSAL #15.b: Adopt the new Articles of                            ISSUER             NO              N/A                  N/A

Association: conditional amendment of the Articles of

 Association in terms of how meetings are convened

PROPOSAL #16: Authorize the Board for the period up          ISSUER             NO              N/A                  N/A

to the next AGM, to resolve, on one or more

occasions, to increase the Company's share capital

through a new share issue of at most 16,000,000 new

shares, meaning that the Company's share capital may

increase by a maximum total of SEK 8,000,000; in this

 connection, the Board should also be able to deviate

 from the preferential right of shareholders payment

for subscribed shares may be made in kind or by

offset the authorization is intended to enable

capital procurement and/or Company acquisitions, in

which payment should wholly or partly consist of

PROPOSAL #17: Any other items                                                  ISSUER             NO              N/A                  N/A

PROPOSAL #18: Closing of the Meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PA RESOURCES AB

  TICKER:                  N/A                 CUSIP:   W6283U111

  MEETING DATE:      5/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of the Chairman of the meeting         ISSUER             NO              N/A                  N/A

PROPOSAL #3: Establishment and approval of the list          ISSUER             NO              N/A                  N/A

of voters

PROPOSAL #4: Approval of the Board's proposed agenda         ISSUER             NO              N/A                  N/A

PROPOSAL #5: Election of persons to countersign the          ISSUER             NO              N/A                  N/A

minutes

PROPOSAL #6: Approve to determine whether the meeting        ISSUER             NO              N/A                  N/A

 has been duly convened

PROPOSAL #7: Approve the Board's decision of 06 May          ISSUER             NO              N/A                  N/A
2010 about increasing the Company's share capital by

issuing new shares with preferential rights for the

Company's shareholders, mainly on the following

terms: Authorize the Board to, no later than five

weekdays before the record day for entitlement to

participate in the preferential rights issue, resolve

 by which amount the Company's share capital should

be increased, the number of shares to be issued in

addition to the issue price to be paid for each new

share; Company shareholders registered in the

Company's register of shareholders kept by Euroclear

Sweden AB on 28 May 2010 (record day) are entitled to

 subscribe for new shares in relation to the number

of shares that they own; subscribing for new shares

through the exercise of subscription rights shall

take place against simultaneous payment in cash or

when, in the assessment of the Board, this cannot be

effected for practical or administrative reasons, by

means of a separate subscription list, during the

period as of 2 JUN up to and including 16 June 2010;

the Board shall be entitled to extend the

subscription period and the period of time during

which payment is to be made; the main aim of the

rights issue is to ensure financing of the continued

performance of the company's present assets and

reserves in accordance with the strategy laid down by

 the Board of Directors of the company. The rights

issue is estimated to bring in proceeds of

PROPOSAL #8: Other items                                                          ISSUER             NO              N/A                  N/A

PROPOSAL #9: Closing of the meeting                                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PACE PLC, SHIPLEY WEST YORKSHIRE

  TICKER:                  N/A                 CUSIP:   G6842C105

  MEETING DATE:      4/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report and accounts for the         ISSUER            YES             FOR                  FOR

YE 31 DEC 2009

PROPOSAL #2: Approve the remuneration report of the          ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #3: Declare a final dividend of 1.0 pence            ISSUER            YES             FOR                  FOR

per ordinary share

PROPOSAL #4: Re-elect Neil Gaydon as a Director of            ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #5: Re-elect Pat Chapman-Pincher as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #6: Re-appoint KPMG Audit Plc as the Auditors      ISSUER            YES             FOR                  FOR

PROPOSAL #7: Authorize the Directors to allot                     ISSUER            YES             FOR                  FOR

ordinary shares

PROPOSAL #S.8: Approve to disapply statutory pre-               ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #S.9: Authorize the Directors to make market        ISSUER            YES             FOR                  FOR

 purchases of ordinary shares

PROPOSAL #S.10: Amend the Articles of Association               ISSUER            YES             FOR                  FOR

PROPOSAL #S.11: Approve to allow the Directors to              ISSUER            YES             FOR                  FOR

call any general meeting other than an AGM on not

less than 14 days clear notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PACIFIC BASIN SHIPPING LTD

  TICKER:                  N/A                 CUSIP:   G68437139

  MEETING DATE:      3/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve: a) the conditional subscription        ISSUER            YES             FOR                  FOR

 agreement  the Subscription Agreement  dated 04 MAR

2010 and entered into among the Company, PB Issuer

No. 2  Limited  the Issuer  and Goldman Sachs  Asia

L.L.C. and The Hong Kong and Shanghai Banking

Corporation Limited  each a Lead Manager, and

together the Lead Managers  pursuant to which the

Lead Managers have agreed to subscribe or to procure

subscribers to subscribe the 1.75% coupon Guaranteed

Convertible Bonds due 2016  the Convertible Bonds  in

 an aggregate principal amount of USD 230 million

approximately HKD 1,785 million , convertible into

new shares with a par value of USD 0.10 each in the

capital of the Company each, a share  on the terms

and conditions of the Convertible Bonds  the bond

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PACIFIC BASIN SHIPPING LTD

  TICKER:                  N/A                 CUSIP:   G68437139

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial        ISSUER            YES             FOR                  FOR

 statements and the reports of the Directors and the

Auditors for the YE 31 DEC 2009

PROPOSAL #2.: Declare a final dividend for the YE 31         ISSUER            YES             FOR                  FOR

DEC 2009

PROPOSAL #3.i: Re-elect Mr. Wang Chunlin as an                   ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #3.ii: Re-elect Mr. Richard M. Hext as a              ISSUER            YES             FOR                  FOR

Non-Executive Director

PROPOSAL #3.iii: Re-elect Mr. Patrick B. Paul as an          ISSUER            YES             FOR                  FOR

Independent Non-Executive Director

PROPOSAL #3.iv: Re-elect Mr. Alasdair G. Morrison as         ISSUER            YES             FOR                  FOR

an Independent Non-Executive Director

PROPOSAL #3.v: Authorize the Board to fix the                     ISSUER            YES             FOR                  FOR

remuneration of the Directors

PROPOSAL #4.: Re-appoint Messrs.                                            ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditors and authorize

the Board to fix their remuneration

PROPOSAL #5.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 subject to this resolution, to allot, issue or

otherwise deal with new shares of USD 0.10 each in

the capital of the Company or securities convertible

into shares, or options, warrants or similar rights

to subscribe for any shares, and to make or grant

offers, agreements, options and warrants which would

or might require the exercise of such powers during

and after the relevant period, not exceeding 10% of

the aggregate nominal amount of the share capital of

the company in issue at the date of passing this

resolution, provided that any shares to be allotted

and issued pursuant to the approval in this

resolution above shall not be issued at a discount of

 more than 10% to the Benchmarked Price of the Shares

 and the said approval shall be limited accordingly,

otherwise than pursuant to the shares issued as a

result of a Rights Issue, the exercise of the

subscription or conversion rights attaching to any

warrants issued by the Company or the exercise of

options granted under the long term incentive scheme

of the Company or any scrip dividend providing for

the allotment of shares in lieu of the whole or part

of a dividend on shares; [Authority expires the

earlier of the conclusion of the next AGM of the

Company or the expiration of the period within which

the next AGM of the Company is required by the

Companies Act 1981 of Bermuda or the Company's Bye-

laws to be held]; and the revocation or variation of

the authority given under this resolution by an

ordinary resolution of the shareholders in general

PROPOSAL #6.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 subject to this resolution, to purchase the shares

on Stock Exchange or on any other stock exchange on

which the shares may be listed and recognized for

this purpose by the Securities and Futures Commission

 of Hong Kong and the Stock Exchange, not exceeding

10% of the aggregate nominal amount of the share

capital of the Company in issue at the date of

passing this resolution and the said approval shall

be limited accordingly; [Authority expires the

earlier of the conclusion of the next AGM of the

Company or the expiration of the period within which

the next AGM of the Company is required by the

Companies Act 1981 of Bermuda or the Company's Bye-

laws to be held]; and the revocation or variation of

the authority given under this resolution by an

ordinary resolution of the shareholders in general

PROPOSAL #7.: Approve that the aggregate nominal                ISSUER            YES             FOR                  FOR

amount of share capital allotted or agreed

conditionally or unconditionally by the Directors of

the Company pursuant to the ordinary resolution

passed by the shareholders at a special general

meeting of the Company held on 08 JUN 2005 to satisfy

 the Share Awards, shall during the relevant period

not exceed 2% of the aggregate nominal amount of the

share capital of the Company in issue as at the

beginning of each FY [being 38,576,922 shares as at

01 JAN 2010]; [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required by the Companies Act 1981 of

 Bermuda or the Company's Bye-laws to be held]; and

the revocation or variation of the authority given

under this resolution by an ordinary resolution of

the shareholders in general meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PACIFIC BRANDS LTD

  TICKER:                  N/A                 CUSIP:   Q7161J100

  MEETING DATE:      10/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report of the              ISSUER             NO              N/A                  N/A

Company for the FYE 30 JUN 2009 and the reports of

the Directors and the Auditors thereon

PROPOSAL #2.a: Re-elect Dr. Nora Scheinkestel as a            ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Rule 8.1(c)

of the Company's Constitution

PROPOSAL #2.b: Re-elect Mr. James King as a Director,        ISSUER            YES             FOR                  FOR

 who retires in accordance with Rule 8.1(c) of the

Company's Constitution

PROPOSAL #3.: Adopt the remuneration report, as set          ISSUER            YES             FOR                  FOR

out in the annual report, for the FYE 30 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PACIFIC GOLF GROUP INTERNATIONAL HOLDINGS KK

  TICKER:                  N/A                 CUSIP:   J63353106

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Change Official                 ISSUER            YES             FOR                  FOR

Company Name to PGM Holdings K.K.

PROPOSAL #3: Appoint a Director                                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PACIFIC RUBIALES ENERGY CORP

  TICKER:                  N/A                 CUSIP:   69480U206

  MEETING DATE:      12/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to reduce the exercise price of        ISSUER            YES             FOR                  FOR

 those outstanding listed common share purchase

warrants of the Corporation [the Warrants] that are

exercised during a 30-day early exercise period, as

specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PACIFIC RUBIALES ENERGY CORP

  TICKER:                  N/A                 CUSIP:   69480U206

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to determine the number of                 ISSUER            YES             FOR                  FOR

Directors at 12

PROPOSAL #2: Election of Serafino Iacono as a                     ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #3: Election of Miguel de la Campa as a                ISSUER            YES         AGAINST           AGAINST

Director of the Corporation

PROPOSAL #4: Election of Ronald Pantin as a Director         ISSUER            YES             FOR                  FOR

of the Corporation

PROPOSAL #5: Election of Jose Francisco Arata as a            ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #6: Election of German Efromovich as a                 ISSUER            YES         AGAINST           AGAINST

Director of the Corporation

PROPOSAL #7: Election of Neil Woodyer as a Director          ISSUER            YES             FOR                  FOR

of the Corporation

PROPOSAL #8: Election of Augusto Lopez as a Director         ISSUER            YES             FOR                  FOR

of the Corporation

PROPOSAL #9: Election of Miguel Rodriguez as a                   ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #10: Election of Donald Ford as a Director          ISSUER            YES             FOR                  FOR

of the Corporation

PROPOSAL #11: Election of John Zaozirny as a Director        ISSUER            YES             FOR                  FOR

 of the Corporation

PROPOSAL #12: Election of Alexander Bialer as a                 ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #13: Election of Victor Rivera as a Director        ISSUER            YES             FOR                  FOR

 of the Corporation

PROPOSAL #14: Re-appointment of Ernst and Young LLP,         ISSUER            YES             FOR                  FOR

as the Auditors of the Corporation at a remuneration

to be fixed by the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PADDY PWR PLC

  TICKER:                  N/A                 CUSIP:   G68673105

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and approve the financial                   ISSUER            YES         AGAINST           AGAINST

statements for the YE 31 DEC 2009 and reports of the

Directors and Auditors thereon

PROPOSAL #2: Declare a final dividend of 38.9 cent            ISSUER            YES             FOR                  FOR

per share for the YE 31 DEC 2009

PROPOSAL #3: Election of Jane Lighting as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #4.A: Re-elect Nigel Northridge as a                     ISSUER            YES         AGAINST           AGAINST

Director, who retires in accordance with Regulation

86 of the Articles of Association

PROPOSAL #4.B: Re-elect Patrick Kennedy as a                       ISSUER            YES         AGAINST           AGAINST

Director, who retires in accordance with Regulation

86 of the Articles of Association

PROPOSAL #4.C: Re-elect Stewart Kenny as a Director,         ISSUER            YES         AGAINST           AGAINST

who retires in accordance with Regulation 86 of the

Articles of Association

PROPOSAL #4.D: Re-elect David Power as a Director,            ISSUER            YES         AGAINST           AGAINST

who retires in accordance with Regulation 86 of the

Articles of Association

PROPOSAL #5: Authorize the Directors to fix the                 ISSUER            YES         AGAINST           AGAINST

remuneration of the Auditors for the year ending 31

DEC 2010

PROPOSAL #6: Authorize the Directors to allot shares         ISSUER            YES             FOR                  FOR

PROPOSAL #S.7: Approve to disapply statutory pre-               ISSUER            YES             FOR                  FOR

emption provisions

PROPOSAL #S.8: Authorize the Company to make market          ISSUER            YES             FOR                  FOR

purchases of its own shares

PROPOSAL #S.9: Approve to determine the price range          ISSUER            YES             FOR                  FOR

at which treasury shares may be re-issued off market

PROPOSAL #S.10: Approve the convening of an EGM on 14        ISSUER            YES             FOR                  FOR

 clear days notice under the Articles of Association

PROPOSAL #S.11: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PALABORA MINING CO LTD

  TICKER:                  N/A                 CUSIP:   S59621102

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the annual financial statements             ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Re-elect Mr. L. Kirsner as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Re-elect Mr. R. Abrahams as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Re-elect Ms. F. du Plessis as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.4: Re-elect Ms. S. Thomas as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

Auditors remuneration

PROPOSAL #4.1: Ratify the Directors fees                              ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Approve the Directors fees                             ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Ratify the appointment of Ms. F. du              ISSUER            YES             FOR                  FOR

Plessis and Mr. R. Abrahams as the new members of the

 BAC

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PALFINGER AG, BERGHEIM/SALZBURG

  TICKER:                  N/A                 CUSIP:   A61346101

  MEETING DATE:      3/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements,                   ISSUER             NO              N/A                  N/A

including the management report and the corporate

governance report, the consolidated financial

statements, including the consolidated management

report, the Management Board's proposal with respect

to the distribution of profits, and the report of the

 Supervisory Board for the 2009 FY

PROPOSAL #2: Approve the distribution of the net                ISSUER             NO              N/A                  N/A

profit for the year

PROPOSAL #3: Grant discharge to the members of the            ISSUER             NO              N/A                  N/A

Management Board from their responsibility for the

2009 FY

PROPOSAL #4: Grant discharge to the members of the            ISSUER             NO              N/A                  N/A

Supervisory Board from their responsibility for the

2009 FY

PROPOSAL #5: Election of the Auditor for the                       ISSUER             NO              N/A                  N/A

financial statements and the consolidated

PROPOSAL #6: Election of up to three Supervisory                ISSUER             NO              N/A                  N/A

Board Members

PROPOSAL #7: Amend the Articles of Association, in            ISSUER             NO              N/A                  N/A

particular to adjust them to legal changes - 2009

Company Law Amendment Act  Aktienrechts-

Anderungsgesetz 2009

PROPOSAL #8: Approve a Stock Option Programme as well        ISSUER             NO              N/A                  N/A

 as granting stock options under this programme to a

Management Board Member

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PAN AMERN SILVER CORP

  TICKER:                  N/A                 CUSIP:   697900108

  MEETING DATE:      5/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Ross J. Beaty as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Election of Geoffrey A. Burns as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of Robert P. pirooz as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of William Fleckenstein as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of Michael J.J. Maloney as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of Michael Larson as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of Paul B. Sweeney as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.8: Election of David C. Press as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.9: Election of Walter T. Segsworth as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Reappointment of Deloitte & Touche LLP,         ISSUER            YES             FOR                  FOR

Chartered Accountants, as Auditors of the Company to

hold office until the next AGM

PROPOSAL #3: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to fix the remuneration to be paid to the Auditors of

 the Company

PROPOSAL #4: Approve the Company's approach to                   ISSUER            YES             FOR                  FOR

executive compensation which is discussed under

particular matters to be acted upon advisory

resolution on executive compensation approach as

specified

PROPOSAL #5: Amend the 2008 stock option and                       ISSUER            YES             FOR                  FOR

compensation share plan the form of which is

discussed under particular matters to be acted upon

amendment to stock option and compensation share plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PANALPINA WELTTRANSPORT (HOLDING) AG, BASEL

  TICKER:                  N/A                 CUSIP:   H60147107

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, including the        ISSUER            YES             FOR                  FOR

 remuneration report, the annual financial statements

 of Panalpina Welttransport [Holding] Ag and of the

consolidated financial statements for the FY 2009

PROPOSAL #2: Grant discharge to the Board of                       ISSUER            YES         AGAINST           AGAINST

Directors and the Management

PROPOSAL #3: Approve to appropriation of the balance         ISSUER            YES             FOR                  FOR

sheet profit 2009

PROPOSAL #4.1.1: Re-elect Dr. Rudolf W. Hug as a                ISSUER            YES             FOR                  FOR

Board Member

PROPOSAL #4.1.2: Re-elect Guenther Casjens as a Board        ISSUER            YES             FOR                  FOR

 Member

PROPOSAL #4.1.3: Re-elect Guenter Rohrmann as a Board        ISSUER            YES             FOR                  FOR

 Member

PROPOSAL #4.1.4: Re-elec Dr. Roger schmid as a Board         ISSUER            YES             FOR                  FOR

Member

PROPOSAL #4.2.1: Election of Chris E. Muntwyler as a         ISSUER            YES             FOR                  FOR

Board Member

PROPOSAL #4.2.2: Election of Dr. Hans-Peter Strodel          ISSUER            YES             FOR                  FOR

as a Board Member

PROPOSAL #4.2.3: Election of Dr. Beat Walti as a                ISSUER            YES             FOR                  FOR

Board Member

PROPOSAL #5: Approve to change the Articles of                   ISSUER            YES             FOR                  FOR

Association

PROPOSAL #6: Election KPMG AG, Zuerich as the Auditors      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PANAUST LTD

  TICKER:                  N/A                 CUSIP:   Q7283A110

  MEETING DATE:      7/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, the issue of 456,791,804 fully        ISSUER            YES             FOR                  FOR

 paid ordinary shares and such further fully paid

ordinary shares as required to result in Guangdong

Rising Assets Management Co Ltd holding a total of

19.9% of the total fully paid ordinary shares of the

Company, on the terms and conditions as specified

PROPOSAL #2.: Approve, the issue of 100 million fully        ISSUER            YES             FOR                  FOR

 paid ordinary shares by way of share placement in

June 2009 [on the terms as specified] be subsequently

 approved for the purposes of Listing Rule 7.4

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PANAUST LTD

  TICKER:                  N/A                 CUSIP:   Q7283A110

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive and consider the Directors'          ISSUER             NO              N/A                  N/A

report and the financial report of the Company for

the FYE 31 DEC 2009 and the Auditor's Report in

relation to the financial report

PROPOSAL #1: Adopt the remuneration report contained         ISSUER            YES             FOR                  FOR

in the Directors' report of the Company for the FYE

31 DEC 2009

PROPOSAL #2: Election of Mr. Zezhong Li as a Director        ISSUER            YES             FOR                  FOR

 of the Company on 18 SEP 2009 by the Board of

Directors in accordance with the Company's

PROPOSAL #3: Re-election of Mrs. Nerolie Withnall as         ISSUER            YES             FOR                  FOR

a Director of the Company, who retires by rotation in

 accordance with the Company's Constitution

PROPOSAL #4: Re-election of Mr. Geoffrey Handley as a        ISSUER            YES             FOR                  FOR

 Director of the Company, who retires by rotation in

accordance with the Company's Constitution

PROPOSAL #5: Approve, in accordance with the                       ISSUER            YES             FOR                  FOR

requirements of rule 10.17 of the Listing Rules of

ASX Limited and Clause 58.1 of the Company's

constitution, the aggregate amount of fees that may

be paid to Non-Executive Directors as a whole be

increased from AUD 800,000 per annum to AUD 1,200,000

PROPOSAL #6: Approve, in accordance with rules 7.1            ISSUER            YES             FOR                  FOR

and 10.14 of the Listing Rules of ASX Limited and

Chapter 2E of the Corporations Act 2001 (Cth), the

issue to Mr. Gary Stafford, the Managing Director of

the Company, of 7,152,500 ordinary fully paid shares

and the advance of a loan in the amount equal to the

market price of those 7,152,500 ordinary fully paid

shares under the Executive Long Term Share Plan (in

accordance with the terms as specified

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PAN-INTERNATIONAL INDUSTRIAL CORP

  TICKER:                  N/A                 CUSIP:   Y67009103

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the 2009 business operations           ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: Receive the 2009 audited reports                  ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Receive the status of endorsement,              ISSUER             NO              N/A                  N/A

guarantee and monetary loans [amended]

PROPOSAL #A.4: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements.        ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.3 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of  incorporation

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of  monetary loans

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of  endorsement and guarantee

PROPOSAL #B.6: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings proposed stock dividend: 30

for 1,000 SHS held

PROPOSAL #B.7: Other issues and extraordinary  motions      ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PANORAMIC RESOURCES LTD, PERTH WA

  TICKER:                  N/A                 CUSIP:   Q7318E103

  MEETING DATE:      7/20/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, for the purposes of        ISSUER            YES             FOR                  FOR

 ASX Listing Rule 7.4 and for all other purposes, the

 allotment and issue to Brilliant Mining Corp. of

12,000,000 fully paid shares and the grant of

3,000,000 unlisted non-transferable Options with an

exercise price of AUD 1.50 and expiry date of 31 DEC

2012, on the terms and conditions, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PANORAMIC RESOURCES LTD, PERTH WA

  TICKER:                  N/A                 CUSIP:   Q7318E103

  MEETING DATE:      11/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect, for all purposes, Mr.                     ISSUER            YES             FOR                  FOR

Christopher David James Langdon as a Non Executive

Director, who retires by rotation

PROPOSAL #2.: Adopt, pursuant to and in accordance            ISSUER            YES             FOR                  FOR

with Section 250R(2) of the Corporations Act 2001,

the remuneration report, as included in the

Directors' report of the Company for the YE 30 JUN

2009 as specified in the Company's annual financial

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PARAGON GROUP OF COMPANIES PLC, SOLIHULL,WEST MIDL

  TICKER:                  N/A                 CUSIP:   G6376N154

  MEETING DATE:      2/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's accounts for the         ISSUER            YES             FOR                  FOR

YE 30 SEP 2009 and the reports of the Directors and

the Auditors

PROPOSAL #2.: Adopt the report of the Board to the            ISSUER            YES             FOR                  FOR

shareholders on the Directors' remuneration

PROPOSAL #3.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-appoint Mr. T. C. Eccles as a                   ISSUER            YES             FOR                  FOR

Director [who retires under Article 77(b)]

PROPOSAL #5.: Re-appoint Mr. A. K. Fletcher as a                ISSUER            YES         AGAINST           AGAINST

Director [who retires under Article 77(a)]

PROPOSAL #6.: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES             FOR                  FOR

 and authorize the Directors to fix their remuneration

PROPOSAL #7.: Authorize the Board, [in substitution          ISSUER            YES             FOR                  FOR

for all substituting authorities to the extent

unused], to allot shares in the Company and to grant

rights to subscribe for or convert any security into

shares in the Company up to an aggregate nominal

amount of GBP 99,400,000; [Authority expires the

earlier at the conclusion of the next AGM of the

Company or the close of business on 10 MAY 2011] and

the Board may allot relevant securities after the

expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry

PROPOSAL #S.8: Authorize the Board, subject to the            ISSUER            YES             FOR                  FOR

passing of Resolution 7 and pursuant to Section 571

of the Companies Act 2006, to allot equity securities

 [Section 560 of the said Act] for cash pursuant to

the authority conferred by Resolution 7, and/or where

 allotment is treated as an allotment of equity

securities under Section 560(3) as if sub-section(1)

of Section 561 of the said Act did not apply to any

such allotment, provided that this power is limited

to the allotment of equity securities: a) in

connection with a rights issue, open offer or any

other pre-emptive offer in favor of ordinary

shareholders and in favor of all holders of any other

 class of equity securities; b) up to an aggregate

nominal value of GBP 14,900,000; [Authority expires

the earlier at the conclusion of the next AGM of the

Company or on 10 MAY 2011]; and the Board may allot

equity securities after the expiry of this authority

in pursuance of such an offer or agreement made prior

PROPOSAL #S.9: Authorize the Company, for the                     ISSUER            YES             FOR                  FOR

purposes of Section 701 of the Companies Act 2006

[the Act], to make one or more market purchases

[Section 693(4) of the Act] on the London Stock

Exchange PLC of up to 29,900,000 ordinary shares [10%

 of the Company's issued ordinary share capital

excluding treasury shares] of GBP 1 each in the

capital of the Company, at a minimum price of 10p and

 an amount equal to 105% of the average middle market

 price shown in quotations for an ordinary share as

derived from the London Stock Exchange Daily Official

 List, over the previous 5 business days; [Authority

expires the earlier of the conclusion of the next AGM

 of the Company or on the close of business on 10 AUG

 2011]; the Company, before the expiry, may make a

contract to purchase ordinary shares which will or

may be executed wholly or partly after such expiry

PROPOSAL #S.10: Approve that a general meeting other         ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 clear

days notice

PROPOSAL #S.11: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company with effect from the conclusion of the

meeting by making the alterations marked on the print

 of the Articles of Association of the Company

produced to the meeting and initialed by the chairman

 for the purposes of identification

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PARAMOUNT BED CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J63557128

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PARAMOUNT RES LTD

  TICKER:                  N/A                 CUSIP:   699320206

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of Clayton Riddell, Dirk Junge,        ISSUER            YES         AGAINST           AGAINST

 Violet Riddell, Alistair Thomson,

PROPOSAL #2: Re-appointment of Ernst & Young LLP,              ISSUER            YES             FOR                  FOR

Chartered Accountants, 1000 Ernst & Young Tower, 440

Second Avenue S.W., Calgary, Alberta T2P 5E9, as the

Auditors of the Corporation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PARCO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J63567101

  MEETING DATE:      5/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PARIS MIKI HOLDINGS INC.

  TICKER:                  N/A                 CUSIP:   J6356L100

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PARK24 CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J63581102

  MEETING DATE:      1/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Expand Business Lines      ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Appoint a Substitute Corporate Auditor         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PARROT SA, DOLE

  TICKER:                  N/A                 CUSIP:   F7096P108

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements for          ISSUER            YES             FOR                  FOR

the FYE on 31 DEC 2009

PROPOSAL #O.2: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the FYE on 31 DEC 2009

PROPOSAL #O.3: Approve the allocation of income                  ISSUER            YES             FOR                  FOR

PROPOSAL #O.4: Approve the Agreements pursuant to              ISSUER            YES             FOR                  FOR

Article L.225-38 of the Commercial Code

PROPOSAL #O.5: Approve the renewal of Mr. Edouard              ISSUER            YES             FOR                  FOR

Planchon's term as a Board Member

PROPOSAL #O.6: Approve the Non-renewal of Mr. Marco          ISSUER            YES             FOR                  FOR

Landi's term as a Board Member

PROPOSAL #O.7: Approve to renew the authorization              ISSUER            YES             FOR                  FOR

granted to the Board of Directors to implement a

program to repurchase shares of the Company

PROPOSAL #E.8: Authorize the Board of Directors to            ISSUER            YES         AGAINST           AGAINST

grant options to subscribe for or purchase shares of

the Company

PROPOSAL #E.9: Authorize the Board of Directors to            ISSUER            YES         AGAINST           AGAINST

allocate free shares of the Company

PROPOSAL #E.10: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue common shares of the Company and securities

giving access to common shares of the Company, with

preferential subscription rights of the shareholders

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue common shares of the Company and securities

giving access to common shares of the Company, with

cancellation of preferential subscription rights of

the shareholders as part of a public offer

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue common shares or various securities of the

Company as part of an offer pursuant to Article

L.411-2, II of the Monetary and Financial Code

PROPOSAL #E.13: Authorize the Board of Directors, in         ISSUER            YES             FOR                  FOR

the event of capital increase with cancellation of

preferential subscription rights of the shareholders,

 to increase the number of issuable securities

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue common shares of the Company and securities

giving access to common shares of the Company, in the

 event of a public exchange offer initiated by the

Company

PROPOSAL #E.15: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue common shares of the Company, in consideration

for contributions in kind granted to the Company and

composed of equity securities or securities giving

access to the capital

PROPOSAL #E.16: Approve the overall limitation of the        ISSUER            YES             FOR                  FOR

 authorizations

PROPOSAL #E.17: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital of the Company by incorporation

of reserves, profits or premiums

PROPOSAL #E.18: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

carry out capital increases reserved for employees

who are members of a Company saving plan

PROPOSAL #E.19: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce the capital by cancellation of shares

PROPOSAL #E.20: Powers for the formalities                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PARSVNATH DEVELOPERS LTD, NEW DELHI

  TICKER:                  N/A                 CUSIP:   Y6723F102

  MEETING DATE:      9/22/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet of the Company as at 31 MAR 2009 and the profit

 and loss account for the year ended on that date,

together with the reports of the Directors and the

Auditors thereon

PROPOSAL #2.: Re-appoint Dr. Pritam Singh as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #3.: Re-appoint Shri. Sunil Kumar Jain as a         ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Appoint M/S. Deloitte Haskins & Sells,         ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Auditors of the

Company, to hold office until the conclusion of the

next AGM and authorize the Board of Directors to fix

their remuneration

PROPOSAL #S.5: Approve, in partial modification of            ISSUER            YES             FOR                  FOR

the resolution passed at the EGM held on 11 MAR 2006

and further to the resolution passed at the AGM held

on 10 AUG 2007 and in accordance with the provisions,

 if any the Companies Act, 1956 and subject to such

approvals as may be necessary, to vary the terms and

conditions of the appointment of Dr. Rajeev Jain,

Whole-time Director designated as Director

[Marketing] by making his office liable to retirement

 by rotation as per the relevant applicable

provisions of the Companies Act, 1956 with all other

terms and conditions of his appointment unchanged;

that, if at any time, the number of non-rotational

Directors exceeds one-thirds of the total number of

Directors and in case Dr. Rajeev Jain is re-appointed

 as Director immediately on retirement by rotation,

he shall continue to hold the office of Whole-time

Director and his retirement by rotation and re-

appointment shall not deem to constitute a break in

his appointment as a Whole-time Director; and

authorize the Board of Directors to do all such acts,

 deeds, matters and things as may be considered

necessary and to settle all questions or difficulties

 whatsoever that may arise to give effect to the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PARSVNATH DEVELOPERS LTD, NEW DELHI

  TICKER:                  N/A                 CUSIP:   Y6723F102

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, pursuant to the provisions of        ISSUER            YES         AGAINST           AGAINST

 Section 81[1A] and all other applicable provisions,

if any, of he Companies Act, 1956 [including any

amendments thereto or re-enactments thereof, for the

time being in force] [Companies Act], the Securities

and Exchange Board of India [Issue of Capital and

Disclosure Requirements] Regulations, 2009, as

amended from time to time, [SEBI Regulations]

including the provisions of Chapter VIII 'Regulation

for Qualified Institutions Placement', the Listing

Agreements with each of the Stock Exchanges where the

 Company's equity shares are listed [Listing

Agreements] and the provisions of the Foreign

Exchange Management Act, 1999, as amended and rules

and regulations made thereunder [FEMA] including the

Foreign Exchange Management [Transfer and Issue of

Securities by a Person Resident Outside India]

Regulations, 2000, as amended from time to time and

such other statutes, notifications, circulars, rules

and regulations, as may be applicable and relevant

and enabling provisions of the Memorandum and

Articles of Association of the Company and subject to

 such approvals, consents, permissions and sanctions

required, if any, of the Government of India [GOI],

the Reserve Bank of India [RBI], the Foreign

Investment Promotion Board [FIPB], the Securities and

 Exchange Board of India [SEBI], Stock Exchanges and

any other appropriate authorities, institutions or

bodies, within or outside India, as may be necessary

and subject to such conditions as may be prescribed

by any of them in granting such approvals, consents,

permissions and sanctions which may be agreed to by

the Board of Directors of the Company [hereinafter

referred to as the Board which term shall be deemed

to include any Committee thereof, constituted or to

be constituted], the Board be and is hereby

authorized to create, offer, issue and allot, in one

or more tranche[s], [including with provisions for

reservations of such part of the issue and for such

categories of persons as may be permitted] in the

course of one or more domestic or international

offering[s], with or without an over allotment/green

shoe option, including by way of a Qualified

Institutions Placement in accordance with SEBI

Regulations, to Qualified Institutional Buyers,

Domestic Institutions, Foreign Institutions, Non-

resident Indians, Indian Public Companies, Corporate

Bodies, Mutual Funds, Banks, Insurance Funds set up

by Army, Navy and/or Air Force of the Union of India,

 individuals or other persons or entities, whether by

 way of a public offering and/or by way of a private

placement and/or Qualified Institutions Placement

within the meaning of Chapter VIII of the SEBI

Regulations and/or preferential issue, equity shares

and / or convertible preference shares [compulsorily

and/or optionally, fully and/or partly], non-

convertible preference shares, secure or unsecured

debentures, bonds or any other securities whether

convertible into equity shares or not, including, but

 not limited to Foreign Currency Convertible Bonds

PROPOSAL #Contd: CONTD. shall be the date of meaning         ISSUER             NO              N/A                  N/A

in which the Board decides to open the issue of the

securities, subsequent to the receipt of members

approval in terms of Section 81[1A] and other

applicable provisions, if any, of the Companies Act

and other applicable laws, regulations and guidelines

 in relation to the proposed issue of the securities,

 through a Qualified Institutions Placement to

Qualified Institutional Buyers in accordance with

SEBI Regulations as mentioned in the Resolution

above; in the event of issue of securities other than

 through a Qualified Institutions Placements to

Qualified Institutional Buyers, the relevant date on

the basis of which price of the resultant securities

shall be determined, shall be as specified under the

respective applicable laws; [i] the securities to be

so created, offered, issued and allotted shall be

subject to the provisions of the Memorandum and

Articles of Association of the Company; [ii] the

equity shares proposed to be issued through a

Qualified Institutions Placement in accordance with

SEBI Regulations or the equity shares that may be

issued and allotted pm conversion of the Other

Specified Securities issued through a Qualified

Institutions Placement as aforesaid shall rank pari

passu with the then existing equity shares of the

Company in all respects including dividend; and [iii]

 the number and/or conversion price in relation to

equity shares that may be issued allotted on

conversion of the Other Specified Securities that may

 be issued through a Qualified Institutions Placement

 in accordance with the SEBI Regulations as mentioned

 above shall be appropriately adjusted for corporate

actions such as bonus issue, rights issue, stock

split and consolidation of share capital, merger,

demerger, transfer of undertaking, sale of division

or any such capital or corporate restructuring;

without prejudice to the generally of the above,

subject to the applicable laws and subject to

approvals, consents, permissions, if any, of any

Governmental body, authority or regulatory

institution including any conditions as may be

prescribed in granting such approvals or permission

by such Governmental authority or regulatory

institution, the aforesaid securities may have such

features and attributes or any terms or combination

of terms that provide for the tradability and free

transferability thereof in accordance with the

prevailing practices in the capital markets

including, but not limited to the terms and

conditions of issue of additional securities and the

Board, subject to applicable laws, regulations and

guidelines, be and is hereby authorized in its

absolute discretion in such manner as it may deem

fit, to dispose of such securities that are not

subscribed; subject to all applicable laws, the Board

 be and is hereby authorized to finalize and approve

the Offer Document[s] for the proposed issue of the

securities and to authorize any Director or the

Directors of the Company or any other Officer or

PROPOSAL #CONTD: CONTD. prepayment or any other debt         ISSUER             NO              N/A                  N/A

service payments, execution of various transactions

documents, creation of mortgage/ charge in accordance

 with Section 293[1][a] of the Companies Act, 1956,

in respect of any securities, either on pari passu

basis or otherwise, as it may in its absolute

discretion deem fit and to settle all questions,

difficulties or doubts that may arise in regard to

the issue, offer or allotment of securities and

utilization of the issue proceeds as it may in its

absolute discretion deem fit without being required

to seek any further consent or approval of the

members or otherwise to the end and intent that the

members shall be deemed to have given their approval

thereto expressly by authority of this resolution;

the Board be and is hereby authorized to appoint such

 consultants, lead managers, underwriters,

guarantors, depositories, custodians, registrars,

trustees, bankers, lawyers, underwriters, merchant

bankers, any other advisor, professionals and

intermediaries as may be required and to pay them

such fees, commission and other expenses as it deems

fit and enter into or execute all such agreements/

arrangements/ MoUs/ documents with any such agencies,

 in connection with the listing of the securities and

 the equity shares to be issued on conversion of the

Other Specified Securities, if any, on any Stock

Exchanges, authorizing any Director[s] or any

Officer[s] of the Company to sign for an on behalf of

 the Company, the Offer Document[s], agreement[s],

arrangement[s], application[s], authority letter[s]

or any other related paper[s]/ document[s] and give

any undertaking[s], affidavit[s], certificate[s],

declaration[s] as he may in his absolute discretion

deem fit including the authority to amend or modify

the aforesaid document[s]; the Board be and is hereby

 authorized to delegate all or any of the powers

herein conferred to any Committee of Directors or any

 other Officer[s] of the Company to give effect to

PROPOSAL #S.2: Approve, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Section 198, 269, 309 and other applicable

provisions, if any, read with Schedule XIII of the

Companies Act, 1956 including any statutory

modification or re-enactment thereof for the time

being in force and subject to such approvals as may

be necessary, consent of the Company be and is hereby

 accorded for the re-appointment of Mr. G.R. Gogia,

Whole-time Director designated as 'Director [Business

 Development]' for a period of 5 years with effect

from 19 MAY 2010 on the same remuneration and

perquisites, as mentioned hereunder; [A]

Remuneration: Salary, Perquisites & Allowances; in

the range of INR 120 Lacs to INR 150 Lacs per annum;

perquisites and allowances shall be evaluated as per

Income Tax Rules, wherever applicable, and at actual

cost to the Company in other cases; [B] Sitting Fee:

No sitting fee shall be payable for attending the

meetings of Board of Directors or any Committee

thereof; [C] Termination: the appointment,

notwithstanding the 5 year tenure fixed with effect

from 19 MAY 2010, may be terminated by either party

by giving six months notice in writing; however, no

compensation for the loss of office will be payable

as per the provisions of Section 318 of the Companies

 Act, 1956; during the tenure of his office, Mr. G.R.

 Gogia shall be liable to retirement by rotation; the

 Board of Directors or any Committee thereof [the

Board] be and is hereby authorized, in its absolute

discretion, to decide / determine, fix and/ or vary

within the range stated above, the components of

remuneration [including Minimum Remuneration in the

event of absence of inadequacy of profits in any FY]

payable to Mr. G.R. Gogia from time to time; the

Board be and is hereby further authorized to do all

such acts, deeds, matters and things as may be

considered necessary and to settle all questions or

difficulties whatsoever that may arise to give affect

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PARTNERS GROUP HOLDING AG, BAAR

  TICKER:                  N/A                 CUSIP:   H6120A101

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the presentation of the annual          ISSUER            YES             FOR                  FOR

report 2009 and the Group as well as statutory

Auditor's reports; and the annual report 2009, the

consolidated financial statements and the statutory

financial statements

PROPOSAL #2: Approve a dividend payment of CHF 4.50          ISSUER            YES             FOR                  FOR

per share on 14 MAY 2010, the shares will be traded

ex-dividend as of 10 MAY 2010

PROPOSAL #3: Approve the Management compensation                ISSUER            YES         AGAINST           AGAINST

report, the AGM shall vote on whether this vote is

carried through in aggregate or individually

PROPOSAL #4: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

repurchase own shares by way of a public share

buyback program via a second trading line at the Six

Swiss Exchange, in an amount of up to 10% of the

share and voting capital, within a period of three

years as from 06 MAY 2010; these repurchased shares

shall be cancelled, the actual amount of the shares

buyback shall be determined by the capital freely

available to the Company and in light of the market

situation, according to the discretion of the Board

of Directors; the necessary amendment of the Articles

 of Association [reduction of share capital] will be

proposed to future general shareholders' meetings

PROPOSAL #5: Amend the Articles of Association                   ISSUER            YES             FOR                  FOR

[Federal Intermediated Securities Act] as specified

PROPOSAL #6: Grant discharge to the Members of Board         ISSUER            YES             FOR                  FOR

of Directors and the Members of Executive Board for

their activities during the FY 2009

PROPOSAL #7: Re-elect Alfred Gantner and Dr. Peter            ISSUER            YES         AGAINST           AGAINST

Wuffli to the Board of Directors for further terms of

 three years each

PROPOSAL #8: Re-elect KPMG AG, Zurich, as the group          ISSUER            YES             FOR                  FOR

and Statutory Auditors for a further term of one year

PROPOSAL #9: Miscellaneous                                                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PASON SYS INC

  TICKER:                  N/A                 CUSIP:   702925108

  MEETING DATE:      5/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to fix the number of Directors          ISSUER            YES             FOR                  FOR

at six

PROPOSAL #2.1: Election of James D. Hill as a                     ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2.2: Election of James B. Howe as a                     ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2.3: Election of Murray L. Cobbe as a                 ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2.4: Election of Harold R. Allsopp as a              ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2.5: Election of G. Allen Brooks as a                 ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2.6: Election of Peter S. Mackechnie as a          ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #3: Appoint the Deloitte & Touche LLP,                 ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Auditors of the

Corporation for the ensuing year and authorize the

Directors to fix their remuneration

PROPOSAL #4: Transact other business                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PATEL ENGINEERING LTD

  TICKER:                  N/A                 CUSIP:   Y6786T148

  MEETING DATE:      7/31/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the profit and loss          ISSUER            YES             FOR                  FOR

accounts for the YE 31 MAR 2009 and balance sheet as

at that date, together with report of the Directors

and Auditors thereon

PROPOSAL #2.: Declare a dividend [final] on equity            ISSUER            YES             FOR                  FOR

shares

PROPOSAL #3.: Re-appoint Mr. Kannan as a Director,            ISSUER            YES             FOR                  FOR

who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Pravin Patel as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Appoint Messrs Vatsaraj & Co, as the            ISSUER            YES             FOR                  FOR

Auditors of the Company to hold office from the

conclusion of this AGM and authorize the Board of

Directors to fix their remuneration

PROPOSAL #6.: Appoint Mr. S. Jambunathan as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who is liable to retire by

PROPOSAL #7.: Appoint Mr. Priyavadan C. Purohit as a         ISSUER            YES             FOR                  FOR

Director of the Company, who is liable to retire by

rotation

PROPOSAL #8.: Approve, pursuant to the provisions of         ISSUER            YES             FOR                  FOR

Section 198, 269, 309, 311 read with Schedule XIII

and other applicable provisions, if any, of the

Companies Act 1956, including any statutory

modification or re-enactment thereof, the terms of

reappointment of Mr. Rupen Patel, as the Managing

Director of the Company, with effect from 01 SEP

2009, for a period of 5 years [including remuneration

 to be paid in the event of loss or inadequacy of

profit in any FY during the tenure of his

appointment], with authority to the Board of

Directors to fix his salary within such maximum limit

 as specified; and authorize the Board of Directors

of the Company to do all such acts, deeds, and

things, to execute all such documents, instruments

and writings as may be required and to delegate all

or any of its powers herein conferred to any

PROPOSAL #9.: Approve, pursuant to the provisions of         ISSUER            YES             FOR                  FOR

Section 198, 269, 309 and other applicable

provisions, if any, of the Companies Act 1956 [the

Act], as amended and re-enacted from time to time

read with Schedule XIII of the Companies Act 1956,

the terms of reappointment of Ms. Sonal Patel as a

whole-time Director of the Company for the period

from 01 SEP 2009 to 31 AUG 2012; and in terms of

Section 309[6] and any other applicable provisions of

 the Companies Act, 1956 [including any amendment

and/or re-enactment thereof], to Ms. Sonal Patel as a

 Whole-time Director, to draw and retain

remuneration, commission/ benefits from the

subsidiary[ies], associate[s] and JV[s] of the

Company in respect of the services rendered by her to

 such subsidiary[ies], associate[s] and JV[s]; and

acknowledge that Ms. Sonal Patel whole-time Director

of the Company shall not be entitled to receive any

remuneration and/or commission from the Company

payable under Section 198 and 309 of the Companies

Act, read with Section I of Part II of Schedule XIII;

 and authorize the Board of Directors or its

Committee to take such steps and do all such acts,

deeds and things as may be necessary to give effect

PROPOSAL #S.10: Authorize Mr. Shiraz Patel, a                     ISSUER            YES             FOR                  FOR

relative of Ms. Silloo Patel, Director of the

Company, pursuant to the provisions of Section

314[1B] of the Companies Act 1956, subject to

approval of the Central Government, to hold/continue

to hold office or place of profit at a monthly

remuneration effective from the date as specified

together with usual allowance and benefits, amenities

 and facilities as per the rules of the Company

within the same salary, scale or grade, with the

authority to the Board of Directors or any of its

Committee to sanction at its discretion increment

within the grade as may be deemed fit and proper and

in due course, promote to the next higher grade as

the Board /Committee may deem fit and proper; the

remuneration payable to Mr. Shiraz Patel as aforesaid

 will be subject to such modification as the Central

Government may suggest or require which the Directors

 are authorized to accept on behalf of the Company

and which may be acceptable to Mr. Shiraz Patel and

PROPOSAL #11.: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, pursuant to the provisions of Section

293[1][e] of the Companies Act, 1956 and subject to

such approvals, if any, as may be required, to

contribute and/or subscribe from time to time, to any

 body, institute, society, person, trust or fund for

any Charitable or other purposes not directly

relating to the business of the Company or welfare of

 its employees, such amount or amounts, as the Board

may in its absolute discretion deem fit, provided

that the total amount that may be contributed in any

financial year of the Company shall not exceed INR

10,00,00,000 or 5% of the Average Net profits of the

Company as determined in accordance with the

provisions of Section 349 and Section 350 of the

Companies Act, 1956 during the three financial years

immediately preceding, whichever is greater; and

authorize the Board, for the purpose of giving effect

 to the above resolution, to do all such acts, deeds,

 matters and things, as it may, in its absolute

discretion deem necessary and/or expedient and to

settle any questions, difficulties or doubts that may

 arise in this regard on behalf of the Company

PROPOSAL #S.12: Authorize the Board of Directors                ISSUER            YES             FOR                  FOR

['the Board'] of the Company or a duly authorized

Committee of the Board, pursuant to provisions of

Section 372A and other applicable provisions if any,

of the Companies Act, 1956 [including any statutory

modification or re-enactment thereof for the time

being in force], subject to such other consents,

sanctions and approvals as may be necessary in that

behalf, to make investments in acquire by way of

subscription, purchase or otherwise, the securities

of any other bodies corporate, make/give from time to

 time any loan[s]/ advances/deposits to any other

bodies corporate and to give any guarantee and/or

provide any security [including by way of pledge of

shares or other securities held by the Company in any

 other bodies corporate in connection with the loans

made by any other persons to, or to any other persons

 by any bodies corporate from time to time, and in

particular to enter into transactions of the above

nature with the Companies hereinafter as specified;

approve the overall limit for the loans, investments,

 guarantees and securities to be made /given by the

Board shall not exceed the limit of INR 1500 Crores,

regardless that the aggregate of loans, guarantees,

securities and investments in any body/ bodies

corporate may exceed the percentages prescribed under

 Section 372A of the Companies Act 1956, provided

that no loans/advances/deposits to any bodies

corporate shall be made by the Company at the rate of

 interest lower than the prevailing bank rate or such

 other rate as may be prescribed by the relevant

authorities from time to time; authorize the Board,

to determine the manner and the amount which it shall

 make as loan to the aforesaid bodies corporate, give

 as guarantee or provide as securely, in connection

with a loan and invest in the securities of the

aforesaid bodies corporate, decide the terms and

conditions, allocate the amount within the above said

 limit from time to time and in the manner most

beneficial to the Company; approve the aforesaid

loans, advances, investments, guarantees, securities

etc, be made/ given by the Company out of its share

capital Internal accruals, loans raised or debentures

 issued and/or to be raised or issued by the Company

and such other means; and authorize the Board of

Directors of the Company, to take such steps as may

be necessary for obtaining approvals, statutory,

contractual or otherwise in addition to the above and

 to settle all the matters arising out of or

incidental thereto and to execute all deeds,

applications, documents and writings as may be

required on behalf of the Company and also delegate

any of the powers to the Committee of Directors or

the Managing Director, and generally to do all acts,

deeds, and things that may be necessary, proper,

expedient or incidental for the purpose of giving

PROPOSAL #S.13: Authorize the Board of Directors of          ISSUER            YES         AGAINST           AGAINST

the Company [hereinafter referred to as the 'Board'

which term shall be deemed to include any

Committee[s] constituted / to be constituted by the

Board to exercise its powers including the powers

conferred by the resolution], pursuant to the

provisions of Section 81 [1A] and other applicable

provisions, if any, of the Companies Act 1956 [the

Act] [including any statutory modification or re-

enactment thereof for the time being in force] and in

 accordance with the provisions of the Memorandum and

 Articles of Association of the Company, and subject

to the provisions of the Listing Agreement entered

into with the stock exchanges where the equity shares

 of the Company are listed [Stock Exchanges], and

subject to approvals of all concerned statutory and

other authorities to the extent necessary, such other

 approvals, consents, permissions, sanctions and the

like, as may be necessary, and subject to such

conditions and modifications as may be prescribed,

stipulated or imposed by any statutory or regulatory

authority while granting such approvals, consents,

permissions, sanctions and the like; to create,

offer, issue and allot at its sole discretion up to

29,50,000 equity shares of INR 1 each of the Company

including options [New Equity Shares] for cash at

par, to the Patel Engineering Employees Welfare Trust

 [ESOP Trust']; approve the new equity shares to be

created, offered, issued and allotted by the Company

in the manner aforesaid shall rank pari passu in all

respects with the existing equity shares of the

Company including entitlement to dividend; authorize

the Board to take necessary steps for listing of the

new equity shares on the Stock Exchanges, as per the

provisions of the Listing Agreements executed with

the concerned Stock Exchanges and other guidelines,

rules and regulations as may be applicable; authorize

 any of the Directors or the Company Secretary of the

 Company to file the requisite forms with the

concerned Registrar of Companies in relation to the

allotment of shares pursuant to this resolution, and

for the purpose of creating, issuing and allotting

the new equity shares of the Company as aforesaid,

their subsequent listing and all matters necessary,

incidental and ancillary thereto; to do all such

acts, deeds, matters and things as it may in its

absolute discretion deem fit, necessary, expedient,

usual or proper, to be in the best interest of the

employees of the Company including not limited to

dispose/sell the equity shares available in the ESOP

Trust through a proper/ appropriate mode from time to

 time, utilize the amounts so received for the

employees for their welfare and in the best interest

of the employees, on behalf of the Company, and to

settle any issues, questions, difficulties or doubts

that may arise In this regard, including the power to

 make such modifications without being required to

seek further consents or approval of the Shareholders

 and that the Shareholders shall be deemed to have

given their approval thereto expressly by the authorit

PROPOSAL #S.14: Authorize the Board, pursuant to the         ISSUER            YES         AGAINST           AGAINST

provisions of the Companies Act, 1956, the Articles

of Association of the Company, provisions of the

Securities and Exchange Board of India [Employee

Stock Option Scheme and Employee Stock Purchase

Scheme] Guidelines, 1999 ['SEBI ESOP Guidelines'], or

 otherwise and the Patel Engineering Employees' Stock

 Option Plan, 2007 as adopted by the Company at its

AGM held on 28 SEP 2007, and as amended vide

resolution of the shareholders passed at to AGM held

on 08 AUG 2008 [the 'Plan'], and subject to

approvals, consents, permissions, sanctions and the

like of the Securities and Exchange Board of India

['SEBI'], the stock exchanges where the Company's

shares are listed and all other concerned statutory

and other authorities, if and to the extent required,

 and subject to such conditions, modifications and

stipulations as may be prescribed, stipulated or

imposed by SEBI, stock exchange[s] or any other

authority while granting such approvals, consents,

permissions, sanctions and the like, which may be

agreed to by the Board of Directors of the Company

[hereinafter referred to the Board, which term shall

be deemed to include any Committee constituted or to

be constituted by the Board including Patel

Engineering Employee Welfare Trust], to accept, if it

 thinks fit in the interest of the Company and amend

the Plan with prospective effect and any other

consequential changes pursuant to the amendment

hereunder as specified; authorize the Board, for the

purpose of granting, vesting, exercising and

relinquishment of the options, and for creating,

offering, issuing, allotting and listing of the

options and /or equity shares underlying the options,

 to evolve, decide upon and bring into effect the

Plan and to make any modifications, changes,

variations, alterations or revisions in the Plan from

 time to time or to suspend, withdraw or revive the

Plan from time to time as may be specified by any

statutory authority and to do all such acts, deeds,

matters and things as it may in its absolute

discretion deem necessary, usual, proper or desirable

 for such purpose and with liberty to the Board on

behalf of the Company to settle any question,

difficulty or doubt whatsoever as may arise with

regard to the creation, offer, issue and allotment of

 the equity shares of the Company without requiring

the Board to secure any further consent or approval

of the Shareholders of the Company, and to delegate

all or any of its powers to the Patel Engineering

limited Employee Welfare Trust of the Company to give

 effect to the aforesaid Resolution; and authorize

any Director of the Company or the Company Secretary

to do all such acts, deeds, matters and things as may

 be necessary, expedient and usual to implement this

PROPOSAL #S.15: Authorize the Board, pursuant to the         ISSUER            YES         AGAINST           AGAINST

provisions of the Companies Act, 1956, provisions of

the Securities and Exchange Board of India [Employee

Stock Option Scheme and Employee Stock Purchase

Scheme] Guidelines, 1999 [SEBI ESOP Guidelines] or

otherwise and the Patel Engineering Employees' Stock

Option Plan, 2007 as adopted by the Company at its

AGM held on 28 SEP 2007, and as amended vide

resolution of the shareholders passed at its AGM held

 on 08 AUG 2008 [the Plan], and subject to approvals,

 consents, permissions, sanctions and the like of the

 Securities and Exchange Board of India [SEBI], the

stock exchanges where the Company's shares are listed

 and all other concerned statutory and other

authorities, if and to the extent required, and

subject to such conditions, modifications and

stipulations as may be prescribed, stipulated or

imposed by SEBI, stock exchange[s] or any other

authority while granting such approvals, consents,

permissions, sanctions and the like, which may be

agreed to by the Board of Directors of the Company

[hereinafter referred to the Board, which term shall

be deemed to include any Committee constituted or to

be constituted by the Board including Patel

Engineering Employee Welfare Trust], to accept, if it

 thinks fit in the interest of the employees of the

Company, and to grant of options under the Plan from

time to time in such number that may be converted

into equi1y shares of the Company not exceeding

62,33,450 to employees and/or Directors of the all

subsidiary Companies and/or of the holding company of

 the Company including other beneficiaries to the

Plan, at such price and in such manner, during such

period in one or more tranches and on such terms and

conditions as may be decided by the Plan in

accordance with the SEBI ESOP Guidelines or other

provisions of the law as may be prevailing at the

relevant time; to delegate all or any of its powers

to the Patel Engineering Employees Welfare Trust of

the Company to give effect to the aforesaid

Resolution; and authorize any Director of the Company

 or the Company Secretary, to do all such acts,

deeds, matters and things as may be necessary,

expedient and usual to implement this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PATEL ENGINEERING LTD

  TICKER:                  N/A                 CUSIP:   Y6786T148

  MEETING DATE:      7/31/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors ['the        ISSUER            YES             FOR                  FOR

 Board'] of the Company or a duly authorized

Committee of the Board, pursuant to provisions of

Section 372A and other applicable provisions if any,

of the Companies Act, 1956 [including any statutory

modification or re-enactment thereof for the time

being in force], subject to such other consents,

sanctions and approvals as may be necessary in that

behalf, to make investments in acquire by way of

subscription, purchase or otherwise, the securities

of any other bodies corporate, make/give from time to

 time any loan[s]/ advances/deposits to any other

bodies corporate and to give any guarantee and/or

provide any security [including by way of pledge of

shares or other securities held by the Company in any

 other bodies corporate in connection with the loans

made by any other persons to, or to any other persons

 by any bodies corporate from time to time, and in

particular to enter into transactions of the above

nature with the Companies hereinafter as specified;

approve the overall limit for the loans, investments,

 guarantees and securities to be made /given by the

Board shall not exceed the limit of INR 1500 Crores,

regardless that the aggregate of loans, guarantees,

securities and investments in any body/ bodies

corporate may exceed the percentages prescribed under

 Section 372A of the Companies Act 1956, provided

that no loans/advances/deposits to any bodies

corporate shall be made by the Company at the rate of

 interest lower than the prevailing bank rate or such

 other rate as may be prescribed by the relevant

authorities from time to time; authorize the Board,

to determine the manner and the amount which it shall

 make as loan to the aforesaid bodies corporate, give

 as guarantee or provide as securely, in connection

with a loan and invest in the securities of the

aforesaid bodies corporate, decide the terms and

conditions, allocate the amount within the above said

 limit from time to time and in the manner most

beneficial to the Company; approve the aforesaid

loans, advances, investments, guarantees, securities

etc, be made/ given by the Company out of its share

capital Internal accruals, loans raised or debentures

 issued and/or to be raised or issued by the Company

and such other means; and authorize the Board of

Directors of the Company, to take such steps as may

be necessary for obtaining approvals, statutory,

contractual or otherwise in addition to the above and

 to settle all the matters arising out of or

incidental thereto and to execute all deeds,

applications, documents and writings as may be

required on behalf of the Company and also delegate

any of the powers to the Committee of Directors or

the Managing Director, and generally to do all acts,

deeds, and things that may be necessary, proper,

expedient or incidental for the purpose of giving

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PATHEON INC

  TICKER:                  N/A                 CUSIP:   70319W108

  MEETING DATE:      12/15/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, to remove from office, 5 of            ISSUER            YES         AGAINST               FOR

the current Directors of Patheon, being Messrs.

Claudio F. Bussandri, Paul W. Currie, Derek J.

Watchorn, G. Wesley Voorheis and Roy T. Graydon

PROPOSAL #2.: Approve, if the current Directors are          ISSUER            YES         AGAINST               FOR

removed from office, to fill the vacancies created by

 the removal of the current Directors by election of

nominees to be proposed by Joaquin B. Viso and Olga

Lizardi at or before the meeting of shareholders as

the Directors of Patheon

PROPOSAL #3.: Approve, to direct Patheon, to not                ISSUER            YES             FOR                  FOR

reimburse Joaquin B. Viso and Olga Lizardi for any

expenses incurred by them in connection with the

meeting of shareholders

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PATHEON INC

  TICKER:                  N/A                 CUSIP:   70319W108

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of Messrs. Daniel Agroskin, Roy        ISSUER            YES             FOR                  FOR

 T. Graydon, Brian G. Shaw, Joaquin

PROPOSAL #2: Appointment of Ernst & Young LLP as the         ISSUER            YES             FOR                  FOR

Auditors and authorize the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PATNI COMPUTER SYS

  TICKER:                  N/A                 CUSIP:   Y6788H100

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the audited balance sheet as at 31        ISSUER            YES             FOR                  FOR

 DEC 2009 and the profit and loss account for the YE

on that date and the report of the Directors and

Auditors thereon

PROPOSAL #2: Declare dividend on equity shares for            ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #3: Re-appoint Mr. Ramesh Venkateswaran as a        ISSUER            YES             FOR                  FOR

 Director who retires by rotation

PROPOSAL #4: Re-appoint Dr. Michael A. Cusumano as a         ISSUER            YES             FOR                  FOR

Director who retires by rotation

PROPOSAL #5: Re-appoint Mr. Louis Theodoor Ven Den            ISSUER            YES             FOR                  FOR

Boog as a Director who retires by rotation

PROPOSAL #6: Appointment of Auditors to hold office          ISSUER            YES             FOR                  FOR

from conclusion of this meeting to the conclusion of

next AGM and to fix their remuneration

PROPOSAL #7: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

pursuant to the provisions of sub-section 3 of

Section 228 and other applicable provisions, if any,

of the Companies Act 1956, to re-appoint M/s.

Revideco AB, authorized Public Accountants, as Sweden

 Branch Auditors to hold office from the conclusion

of this meeting the conclusion of the next AGM and to

 fix their remuneration for auditing the accounts of

the Company's branch office at Sweden YE 31 DEC 2010

PROPOSAL #8: Appointment of Mr. Vimal Bhandari who            ISSUER            YES             FOR                  FOR

had been appointed as an Additional Director of the

Company with effect from 15 JAN 2010 and who, in

terms of Section 260 of the Companies Act, 1956,

holds office upto the date of this AGM and in respect

 of whom the Company has received notice in writing

from a Member under Section 257 of the Companies Act,

 1956, Signifying her intention to propose him as a

Candidate for the office of Director, liable to

retire by rotation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PAYPOINT PLC, WELWYN GARDEN CITY

  TICKER:                  N/A                 CUSIP:   G6962B101

  MEETING DATE:      7/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors report and the            ISSUER            YES             FOR                  FOR

financial statements for the YE 29 MAR 2009 togther

with the Auditors report

PROPOSAL #2.: Approve the Remuneration Committee                ISSUER            YES             FOR                  FOR

Report for the YE 29 MAR 2009

PROPOSAL #3.: Declare the final dividend of 11.6p per        ISSUER            YES             FOR                  FOR

 ordinary share of the Company

PROPOSAL #4.: Re-elect Mr. David Morrison as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #5.: Re-elect Mr. Tim Watkin-Rees as a                 ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #6.: Re-appoint Mr. Stephen Rowley as a                ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #7.: Re-appoint Mr. Eric Anstee as a                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #8.: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #9.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the Auditors' remuneration

PROPOSAL #10.: Adopt the DSB                                                   ISSUER            YES             FOR                  FOR

PROPOSAL #11.: Adopt the LTIP                                                  ISSUER            YES             FOR                  FOR

PROPOSAL #12.: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

shares pursuant to section 80(1) of the Companies Act

PROPOSAL #S.13: Approve to disapply the statutory              ISSUER            YES             FOR                  FOR

pre-emption rights pursuant to Section 95 of the

Companies Act 1985

PROPOSAL #S.14: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases of its ordinary shares up to 14.99% of the

issued share capital

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PBG S.A.

  TICKER:                  N/A                 CUSIP:   X634AG103

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of the Chairman                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the stating if the meeting has          ISSUER            YES             FOR                  FOR

been convened in conformity of regulations and

assuming its capability to pass valid resolutions

PROPOSAL #4: Approve the presentation of the agenda           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of the Voting Commission                    ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the presentation by the                       ISSUER            YES             FOR                  FOR

Management Board's report on the Company's financial

statement for 2009, the Management Board's report on

the Company's activity in 2009, the capital groups

consolidated financial statement for 2009, report on

the capital Group's activity in 2009 and the motion

for allocation of profits for 2009

PROPOSAL #7: Approve the presentation by the                       ISSUER            YES             FOR                  FOR

Supervisory Board's report on estimation of the

Company's situation and the Supervisory Board's

report on estimation of the Company's financial

statement for 2009, the Management Board's report on

the Company's activity in 2009, the capital Group's

consolidated financial statement for 2009, report on

the capital Group's activity in 2009 and the motion

for allocation of profits for 2009

PROPOSAL #8: Approve the review of the above                       ISSUER            YES             FOR                  FOR

mentioned reports

PROPOSAL #9: Adopt and approve the Management Board's        ISSUER            YES             FOR                  FOR

 report on the Company's activity and report on the

Company's financial statement for 2009

PROPOSAL #10: Adopt and approve the report on the              ISSUER            YES             FOR                  FOR

capital Group's activity and the capital Group's

consolidated financial statement for 2009

PROPOSAL #11: Adopt the allocation of net profit                ISSUER            YES             FOR                  FOR

earned by the Company in 2009

PROPOSAL #12: Adopt the establishment the date of              ISSUER            YES             FOR                  FOR

dividend payment and the dividend payments pay date

PROPOSAL #13: Grant discharge of the Management Board        ISSUER            YES             FOR                  FOR

 for 2009

PROPOSAL #14: Grant discharge of the Supervisory                ISSUER            YES             FOR                  FOR

Board for 2009

PROPOSAL #15: Adopt the changes to the Supervisory            ISSUER            YES             FOR                  FOR

Boards composition for a new term of office

PROPOSAL #16: Adopt and election of the Supervisory          ISSUER            YES             FOR                  FOR

Boards Members following the expiry of the mandates

of the prevailing members

PROPOSAL #17: Adopt the resolution on changes to the         ISSUER            YES             FOR                  FOR

Company's Statue

PROPOSAL #18: Grant discharging of the Supervisory            ISSUER            YES             FOR                  FOR

Board to establish the consolidated Company's Statue

PROPOSAL #19: Adopt the resolution on changes to the         ISSUER            YES             FOR                  FOR

Supervisory Board's regulations

PROPOSAL #20: Adopt the resolution on changes to the         ISSUER            YES             FOR                  FOR

general meeting's regulations

PROPOSAL #21: Closing of the meeting                                     ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PDG REALTY SA EMPREENDIMENTOS E PARTICIPACOES, SAO

  TICKER:                  N/A                 CUSIP:   P7649U108

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve the Directors accounts, to                 ISSUER            YES             FOR                  FOR

examine, discuss and the Company's consolidated

financial statements for the FY ending 31 DEC 2009

PROPOSAL #II: Approve the distribution of net profits        ISSUER            YES             FOR                  FOR

 from the 2009 FY and the distribution of dividends

PROPOSAL #III: Election of Members of the Board of            ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #IV: Approve to set the total annual                     ISSUER            YES             FOR                  FOR

remuneration for the Members of the Board of

Directors elected, and for the Executive Committee

PROPOSAL #V: Election of Principal and Substitute              ISSUER            YES             FOR                  FOR

Members of the Finance Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PDG REALTY SA EMPREENDIMENTOS E PARTICIPACOES, SAO

  TICKER:                  N/A                 CUSIP:   P7649U108

  MEETING DATE:      5/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve the amendments to the Corporate         ISSUER            YES             FOR                  FOR

Bye-laws of the Company and their consolidation to

amend (a) the main part of Article 5 of the Corporate

 Bye-laws which deals with the description of the

share capital, to consolidate the latest changes to

the capital to the date of the EGM, the current

subscribed for share capital on the date of the

publication of this call notice is BRL

2,436,532,378.30 divided into 391,606,196 common

nominative book entry shares with no par value (b)

paragraph 2 of Articles of the Corporate Bye-laws, to

 improve the wording that provides that the

authorized capital limited provided for in the

Corporate Bye-laws can be achieved through one or

more successive issuances totaling the quantity of

shares provided for there (c) items K and R or

Article 13 of the Corporate Bye-laws to make explicit

 that decisions regarding issuances of real estate

credit certificates are now within the authority of

the executive committee and no longer that of the

Board of Directors (d) Article 15 of the Corporate

Bye-laws to a) increase the maximum number of members

 of the Executive Committee to seven members b)

reformulate the composition of the positions of the

Executive Committee, which will come to be composed

of one President Officer, one financial Vice

President Officer, one Investor Relations Officer,

one Investment and Management Planning Officer, one

Operational Administrative Officer, one Financial

Planning Officer and one Legal Officer c) describe

the new duties of the positions as specified d)

exclude the provisions for the existence of officers

without a specific designation e) the main part of

Article 17 of the Corporate Bye-laws to include a

provision that the Company can be represented also by

 one attorney in fact, individually with the specific

 powers, or by two attorneys in fact jointly, with

specific powers as specified in powers of attorney

granted by two officers, jointly or separately f) the

 sole paragraph of Article 18 of the Corporate Bye-

laws, to extend the maximum period of validity of the

PROPOSAL #II: Approve the fourth issuance of simple          ISSUER            YES             FOR                  FOR

debentures, nominative and book entry, not

convertible into shares of the type with a collateral

 guarantee totaling BRL 600,000,000.00, in a single

and indivisible lot, maturing in 5 years from the

issuance, with registration with the securities

commission waived under the terms of Article 5, Line

II, of Securities Commission instruction number 400

of 23 DEC 2003 as amended for the purpose of

financing the construction of residential

developments carried out by the Company 4th issuance

PROPOSAL #III: Authorize the Board Directors of the          ISSUER            YES             FOR                  FOR

Company to amend in regard to the fourth issuance of

debentures, the matters that are dealt with in the

second part of Paragraph 1 of Article 59 of Law 6406

of 15 DEC 1976 as amended law 6404 76

PROPOSAL #IV: Authorize the Board of Directors of the        ISSUER            YES             FOR                  FOR

 Company to take all the measures to make the fourth

issuance of debentures effective including but not

limited to doing the acts necessary for the signature

 of the documents in reference to the respective

issuance negotiation of the remuneration and of the

terms of the issuance indenture and related contracts

 for the hiring of financial institutions authorized

to operate on the securities market as brokers, of

the fiduciary agent paying institution collateral

agent construction project inspector transfer

institution, legal consultants and other institutions

 that may be necessary to carry out the fourth

issuance of debentures establishing their respective

fees, as well as the publication and the registration

 of the corporate documents with the competent bodies

PROPOSAL #V: Ratify all the acts that have been done         ISSUER            YES             FOR                  FOR

by the Executive Committee before the date of the AGM

 and EGM related to the matters contained in the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PDG REALTY SA EMPREENDIMENTOS E PARTICIPACOES, SAO

  TICKER:                  N/A                 CUSIP:   P7649U108

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve the protocol and justification          ISSUER            YES             FOR                  FOR

of share Merger entered into between the Management

of Agre Empreendimentos Imobiliarios S.A. and the

Management of Pdg Realty S.A. Empreendimentos E

Participacoes, from here onward the protocol and

justification, in such a way as to carry out the

Merger of the shares issued by Agre Empreendimentos

Imobiliarios S.A., from here onward Agre, into the

Company

PROPOSAL #II: Ratify the hiring of Acal Consultoria E        ISSUER            YES             FOR                  FOR

 Auditoria S.S.A Company with its Headquarters in the

 city and state of rio de janeiro, at av. Rio Branco,

 181, eighteenth floor, Centro, cep 20040.007, with

corporate taxpayer id number 28.005.734.001.82, from

here onward Acal, to proceed with the preparation of

the asset valuation report of Agre and of the Company

 according to the criteria of the market value of

their shares, from here onward the valuation report,

to determine the substitution ratio of the share

PROPOSAL #III: Approve the valuation report by Acal           ISSUER            YES             FOR                  FOR

PROPOSAL #IV: Approve the capital increase of the              ISSUER            YES             FOR                  FOR

Company and making the share Merger effective

PROPOSAL #V: Approve the amendment of the Corporate          ISSUER            YES             FOR                  FOR

Bylaws of the Company, from here onward Corporate

Bylaws, and their consolidation, to amend the main

part of Article 5 of the Corporate Bylaws, which

deals with the description of the share capital, as a

 result of the capital increase mentioned above, with

 the issuance of up to 148,500,001 new shares and an

increase of the share capital of up to BRL

2,298,963,260.10

PROPOSAL #VI: Approve to confirm and ratify all the          ISSUER            YES             FOR                  FOR

acts that have been done by the Executive Committee

before the date of the EGM of Shareholders related to

 the matters contained in the agenda

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PDG REALTY SA EMPREENDIMENTOS E PARTICIPACOES, SAO

  TICKER:                  N/A                 CUSIP:   P7649U108

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Approve the protocol and justification          ISSUER            YES             FOR                  FOR

of share Merger entered into between the Management

of Agre Empreendimentos Imobiliarios S.A. and the

Management of Pdg Realty S.A. Empreendimentos E

Participacoes, from here onward the protocol and

justification, in such a way as to carry out the

Merger of the shares issued by Agre Empreendimentos

Imobiliarios S.A., from here onward Agre, into the

Company

PROPOSAL #II: Ratify the hiring of Acal Consultoria E        ISSUER            YES             FOR                  FOR

 Auditoria S.S.A Company with its Headquarters in the

 city and state of rio de janeiro, at av. Rio Branco,

 181, eighteenth floor, Centro, cep 20040.007, with

corporate taxpayer id number 28.005.734.001.82, from

here onward Acal, to proceed with the preparation of

the asset valuation report of Agre and of the Company

 according to the criteria of the market value of

their shares, from here onward the valuation report,

to determine the substitution ratio of the share

PROPOSAL #III: Approve the valuation report by Acal           ISSUER            YES             FOR                  FOR

PROPOSAL #IV: Approve the capital increase of the              ISSUER            YES             FOR                  FOR

Company and making the share Merger effective

PROPOSAL #V: Approve the amendment of the Corporate          ISSUER            YES             FOR                  FOR

Bylaws of the Company, from here onward Corporate

Bylaws, and their consolidation, to amend the main

part of Article 5 of the Corporate Bylaws, which

deals with the description of the share capital, as a

 result of the capital increase mentioned above, with

 the issuance of up to 148,500,001 new shares and an

increase of the share capital of up to BRL

2,298,963,260.10

PROPOSAL #VI: Approve to confirm and ratify all the          ISSUER            YES             FOR                  FOR

acts that have been done by the Executive Committee

before the date of the EGM of Shareholders related to

 the matters contained in the agenda

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PDG RLTY S A EMPREENDIMENTOS E PARTICIPACOES

  TICKER:                  N/A                 CUSIP:   P7649U108

  MEETING DATE:      8/31/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Grant authority for the issuance of 300        ISSUER            YES             FOR                  FOR

 simple, nominal and book-entry debentures, that are

not convertible into shares, of the type with secured

 guarantee, with a nominal unit value of BRL

1,000,000.00 debentures, totaling BRL 300,000,000.00

in a single and undividable lot, with maturity of 5

years running from the issuance, without the need for

 national securities commission registration, under

the terms of Article 5 II of CVM instruction 400, 3rd

 issuance, so as to finance the construction of

residential developments that fall within the

legislation of the Housing Finance System Sistema

Financeiro De Habitacao, or SFH

PROPOSAL #II.: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to amend, if necessary, the subjects that

 are dealt with in the second part of Paragraph 1 of

Article 59 of Law Number 6404.76

PROPOSAL #III.: Authorize the Executive Committee of         ISSUER            YES             FOR                  FOR

the Company to take all the measures to carry out the

 3rd insurance, including but not limited to the

performance of all acts necessary for the signature

of the respective issuance, negotiation of the

remuneration and of the terms for the deed of

issuance and related contracts, the hiring of

financial institutions authorized to operate in the

securities markets as intermediaries, of the

fiduciary agent, the paying agent, the collateral

agent, the building works Auditor, the transfer agent

 institution, legal consultants and other

institutions that may become necessary for the

carrying out of the 3rd issuance, setting them the

respective fees, as well as the publication and he

registration of the documents of a corporate nature

PROPOSAL #IV.: Ratify all of the acts that have been         ISSUER            YES             FOR                  FOR

performed by the Management before the date of the

general meeting

PROPOSAL #V.: Approve the splitting of all of the              ISSUER            YES             FOR                  FOR

common shares issued by the Company, so that, should

it be approved, for each nominal, book entry share of

 no par value issued by the Company common share

currently in circulation, 1 new common share will be

created and attributed to its holder, with the same

rights and advantages of the pre-existing common

shares and it being the case that each common share

will come to be represented by 2 common shares after

the share split the depositary shares will continue

to represent 2 common shares after the share split

PROPOSAL #VI.: Amend Article 5 and Paragraphs of the         ISSUER            YES             FOR                  FOR

Corporate Bylaws of the Company as a result of the

cancellation of the Company's treasury shares and of

the share split proposed above

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PDG RLTY S A EMPREENDIMENTOS E PARTICIPACOES

  TICKER:                  N/A                 CUSIP:   P7649U108

  MEETING DATE:      9/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the splitting of all of the              ISSUER            YES             FOR                  FOR

common shares issued by the Company, so that, should

it be approved, for each nominal, book entry share of

 no par value issued by the Company common share

currently in circulation, 1 new common share will be

created and attributed to its holder, with the same

rights and advantages of the pre-existing common

shares and it being the case that each common share

will come to be represented by 2 common shares after

the share split the depositary shares will continue

to represent 2 common shares after the share split

PROPOSAL #2.: Amend Article 5 and Paragraphs of the          ISSUER            YES             FOR                  FOR

Corporate Bylaws of the Company as a result of the

cancellation of the Company's treasury shares and the

 share split proposed above

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PEAB AB FORMERLY TREB TRE BYGGARE HOLDING AB, FORS

  TICKER:                  N/A                 CUSIP:   W9624E101

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the AGM                                            ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Election of Goran Grosskopf as the                ISSUER             NO              N/A                  N/A

Meeting Chairman

PROPOSAL #3.: Approval of the voting list                             ISSUER             NO              N/A                  N/A

PROPOSAL #4.: Approval of the agenda                                     ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Election of one or two minute-checkers         ISSUER             NO              N/A                  N/A

PROPOSAL #6.: Corroboration that the Meeting has been        ISSUER             NO              N/A                  N/A

 duly convened

PROPOSAL #7.: Chief Executive Officer's report                    ISSUER             NO              N/A                  N/A

PROPOSAL #8.: Presentation of the annual accounts,            ISSUER             NO              N/A                  N/A

the Auditors report, the consolidated financial

statements and the consolidated auditors report

PROPOSAL #9.: Adopt the income statement and the                ISSUER            YES             FOR                  FOR

balance sheet as well as the consolidated income

statement and the balance sheet

PROPOSAL #10.: Approve a dividend of SEK 2.50 per              ISSUER            YES             FOR                  FOR

share (SEK 2.25) for the FY of 2009; the Board has

proposed Monday 17 MAY 2010 as the record date for

the payment of dividends; if the AGM approves the

Board of Directors proposal it is estimated that

Euroclear Sweden will distribute this dividend on

Thursday 20 MAY 2010

PROPOSAL #11.: Grant discharge to the Board Members          ISSUER            YES             FOR                  FOR

and the Chief Executive Officer

PROPOSAL #12.: Adopt the number of Board Members at 7        ISSUER            YES             FOR                  FOR

PROPOSAL #13.: Approve the remuneration to the                   ISSUER            YES             FOR                  FOR

Chairman is SEK 400,000 (unchanged) and to each other

 Board Member not employed in the Company SEK 150,000

 (unchanged); the proposal for remuneration to each

Member of the Remuneration Committee and Finance

Committee not employed in the Company is SEK 25,000

(unchanged); the total proposed remuneration to Board

 Members is SEK 1,250,000 (unchanged); the Auditor'S

fees shall continue to be those presented in an

approved statement of accounts

PROPOSAL #14.: Re-elect Annette Brodin Rampe, Karl-           ISSUER            YES         AGAINST           AGAINST

Axel Granlund, Goran Grosskopf, Mats Paulsson,

Fredrik Paulsson, Svante Paulsson and Lars Skold to

the Board of Directors; re-elect Goran Grosskopf as a

 Chairman of the Board

PROPOSAL #15.: Approve the shareholders representing         ISSUER            YES         AGAINST           AGAINST

more than 2/3 of the total votes in the Company

propose the following Nominating Committee: until the

 AGM 2011 the re-election of Malte Akerstrom, Leif

Franzon, Erik Paulsson and Goran Grosskopf. Malte

Akerstrom is nominated as a Chairman of the

Nominating Committee

PROPOSAL #16.: Authorize the Board to, on one or more        ISSUER            YES             FOR                  FOR

 occasions, until the next AGM, decide to issue B

shares corresponding to a maximum of 10% of the

registered share capital at the time of

authorization, with or without preferential rights

for current shareholders

PROPOSAL #17.: Authorize the Board to, until the next        ISSUER            YES             FOR                  FOR

 AGM, decide to, on NASDAQ OMX Stockholm or through

an offer to buy directed to all shareholders or to

shareholders holding a certain class of shares, buy

back at the most as many shares so that after the

acquisition the company'S holding of own shares

corresponds to a tenth of the all shares in the

company; the shares may be bought on NASDAQ OMX

Stockholm at a price within the registered price

interval on each occasion or, when acquired through

an offer to buy for a cash compensation, at a price

corresponding to the lowest market price at the time

of the offer with a maximum deviation of 30%

upwards, decide to, on NASDAQ OMX Stockholm or in

connection with for example an acquisition, and with

or without a deviation from shareholders preferential

 rights, divest a maximum of all own shares held by

the company on NASDAQ OMX Stockholm, at a price

within the registered price interval on each occasion

 or, if divested in some other manner, at a price

corresponding to the market price of the shares at

the time of the transfer with any deviation the Board

 considers appropriate; the purpose of this

authorization is to improve the company'S capital

structure, to finance acquisitions with shares and

such like and/or to make it possible through a later

withdrawal to neutralize the dilution that can occur

when convertibles are converted

PROPOSAL #18.: Adopt the guidelines for the                        ISSUER            YES             FOR                  FOR

remuneration to Senior Officers consisting of a basic

 wage, and from one time to another, a variable

remuneration of, at most, 60% (unchanged) of his/her

annual wage; total remuneration and benefits received

 by the Management in 2009 are reported in the annual

 report 2009

PROPOSAL #19.: Other matters                                                   ISSUER             NO              N/A                  N/A

PROPOSAL #20.: Closure of the Meeting                                    ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PENINSULA LAND LTD

  TICKER:                  N/A                 CUSIP:   Y6600P108

  MEETING DATE:      8/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited         ISSUER            YES             FOR                  FOR

balance sheet as at 31 MAR 2009 and the profit and

loss account for the YE on that date and the reports

of the Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on preference and            ISSUER            YES             FOR                  FOR

equity shares of the Company

PROPOSAL #3.: Re-appoint Mr. D.M. Popat as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Jaydev Mody as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Amitabha Ghosh as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Appoint the Auditors to hold office              ISSUER            YES             FOR                  FOR

from the conclusion of this AGM until the conclusion

of the next AGM and approve to fix their remuneration

PROPOSAL #S.7: Authorize the Board, pursuant to the          ISSUER            YES         AGAINST           AGAINST

provisions of Section 81 [1A] and all other

applicable provisions, if any of the Companies act

1956, [including any statutory modifications or re-

enactment thereof for the time being in force] and

pursuant to the provisions of the securities and

exchange Board of India [Disclosure and Investor

Protection] Guidelines, 2000, as amended and in force

 [the SEBI Guidelines] [including without

limitations, the provisions of Chapter XIII- A

thereof] and subject to all other applicable rules,

guidelines, notifications and circulars of the

Securities and Exchange Board of India SEBI, the

applicable provisions of Foreign Exchange Management

Act, 1999 [FEMA], rules regulations, guidelines,

notifications and circulars issued under FEMA

including but not limited to Foreign Exchange

Management [Transfer or Issue of Security by a Person

 Resident Outside India] Regulations, 2000, as

amended and enabling provisions of the Memorandum and

 Articles of Association of the Company and the

Listing Agreements entered into by the Company with

the stock exchanges where the shares of the Company

are listed and subject to such approvals, consents,

permissions and/or sanctions of the Government of

India [GOI], Reserve Bank of India [RBI], Foreign

investment promotion Board [FIPB] register of

companies [ROC] SEBI the Stock Exchange, the

Department of Industrial Policy and Promotion

Ministry of Commerce and all other appropriate and

/or concerned authorities as may be required with in

or outside India, and subject to such conditions and

modifications as may be prescribed by any of them in

granting such approvals, consents Permission / or

sanctions which may be agreed to by the Board of

Director's of the company [ hereafter referred to as

the Board which term shall deemed to include any

committee which the Board may have constituted or

hereafter constitute for the time being exercising

the powers conferred by this resolution], to create,

offer, issue and allot [including with provisions for

 reservation on firm and /or competitive basis of

such part of issue and for such categories of persons

 as may be permitted] in the course on one or more

domestic/ follow on /international offerings with or

without green shoe option, including by way of a

qualified institutional placements[ QIP] under the

provisions of Chapter XIII-A of the SEBI guidelines,

whether or not they are members of the company,

including but not limited to domestic/foreign

investors/institutional investors/ foreign

institutional investors/ qualified institutional

buyers[QIBs] as defined under the provision of

Chapter XIII-a of the SEBI guidelines members,

employees, non- resident Indians, Companies, or

Bodies Corporate whether incorporated in India or

abroad, trusts, mutual funds, banks, financial

institutions, insurance companies, pension funds,

individual, otherwise, whether by way of a public

offering or by way of private placement or whether by

PROPOSAL #8.: Authorize the Company, pursuant to the         ISSUER            YES             FOR                  FOR

provisions of Sections 16, 94 and other applicable

provisions, if any, of the Companies Act, 1956

[including any statutory modifications or re-

enactment thereof for the time being in force], to

increase the authorized share capital of the Company

from INR 65,00,00,000 divided into 32,49,95,000

equity shares of INR 2 each aggregating to INR

64,99,90,000 and 1,000 - 5% cumulative redeemable

preference shares of INR 10 each aggregating to INR

10,000 to INR 75,00,00,000 dividend into 37,49,95,000

 equity shares of INR 2 each aggregating to INR

74,99,90,000 and 1,000 -5% cumulative redeemable

preference shares of INR 10 each aggregating to INR

10,000; and amend the existing Clause V of the

Memorandum of Association of the Company as specified

PROPOSAL #S.9: Authorize the Company, pursuant to the        ISSUER            YES             FOR                  FOR

 applicable provisions of the Foreign Exchange

Management Act, 1999 [which along with the

regulations framed there under be referred to as

'FEMA'], foreign Exchange Management [transfer or

issue of security by a person resident outside India]

 Regulation 2000, Companies Act 1956 and all other

applicable rules, regulations, guidelines and laws

[including any statutory modifications or re-

enactment thereof for the time being in force] and

subject to all requisite approvals, permissions and

sanctions and subject to such conditions as may be

agreed to by the Board of Directors of the Company,

for investments by foreign institutional investors

including their sub-accounts registered with the

securities and exchange Board of India in the equity

shares or any other securities convertible into

equity shares of the Company, by purchase or

acquisition from the market under the Portfolio

Investment Scheme under FEMA, subject to the

condition that total holding of all FIIs put together

 shall not exceed 40% of the paid up equity share

capital of the Company as may be applicable,

provided, however that the equity shareholding of

each FII on his own account and on behalf of each of

the SEBI approved sub-account in the Company shall

not exceed 10% of the paid up equity share capital of

 the Company as may be applicable; and authorize the

Board to do all such acts, deeds, matters and things

and execute all documents or writings as may be

necessary, proper or expedient for the purpose of

giving effect to this resolution including intimating

 the concerned authorities or such other regulatory

body and for matters connected therewith or

incidental thereto including delegating all or any of

 the powers conferred herein to any committee of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PENNON GROUP PLC, EXETER

  TICKER:                  N/A                 CUSIP:   G8295T213

  MEETING DATE:      7/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors'                   ISSUER            YES         AGAINST           AGAINST

reports and the financial statements for the YE 31

MAR 2009 together with the report of the Auditors

PROPOSAL #2.: Declare a final dividend of 14.25 pence        ISSUER            YES             FOR                  FOR

 per ordinary share recommended by the Directors for

the YE 31 MAR 2009 for payment on 07 OCT 2009

PROPOSAL #3.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the FY 2008/09, as specified in the Annual

 Report 2009

PROPOSAL #4.: Elect Mr. M.D. Angle as a Director, who        ISSUER            YES         AGAINST           AGAINST

 retires in accordance with the Articles of

PROPOSAL #5.: Re-elect Mr. K.G. Harvey as a Director,        ISSUER            YES             FOR                  FOR

 who retires in accordance with corporate governance

best practice

PROPOSAL #6.: Re-elect Mr. C.I.J.H. Drummond as a              ISSUER            YES             FOR                  FOR

Director, who retires in accordance with the Articles

 of Association

PROPOSAL #7.: Re-elect Ms. D.A. Nichols as a                       ISSUER            YES         AGAINST           AGAINST

Director, who retires in accordance with the Articles

 of Association

PROPOSAL #8.: Appoint PricewaterhouseCoopers LLP as          ISSUER            YES         AGAINST           AGAINST

the Auditors of the Company to hold office until the

conclusion of the next AGM at which accounts are laid

 before the Company

PROPOSAL #9.: Authorize the Directors to fix the                ISSUER            YES         AGAINST           AGAINST

remuneration of the Auditors

PROPOSAL #10.: Authorize the Company and its                       ISSUER            YES             FOR                  FOR

subsidiaries, in accordance with Section 366 of the

Companies Act 2006, and all Companies that are

subsidiaries of the Company at any time during the

period for which the resolution has effect to make

political donations to political parties and/or

independent election candidates not exceeding GBP

75,000 in total; make political donations to

political organizations other than political parties

not exceeding GBP 75,000 in total; and incur

political expenditure not exceeding GBP 75,000 in

total; provided that the aggregate amount of any such

 donations and expenditure shall not exceed GBP

150,000 during the period from the date of this

resolution to the date of the next AGM of the Company

 in 2010 and that for the purpose of this resolution

the term 'political donations', 'political parties',

'independent election candidates', 'political

organizations' and 'political expenditure' have the

meanings specified in Sections 363 to 365 of the

Companies Act 2006

PROPOSAL #11.: Approve to renew the Pennon Group                ISSUER            YES             FOR                  FOR

Sharesave Scheme for a further 10 year period and

authorize the Directors to operate the Scheme in

accordance with the Scheme Rules

PROPOSAL #12.: Authorize the Directors, in accordance        ISSUER            YES             FOR                  FOR

 with Article 6 of the Company's Articles of

Association, to allot relevant securities up to a

maximum nominal amount of GBP 30,448,075; [Authority

expires the earlier of the conclusion of the next AGM

 of the Company or on 01 OCT 2010]

PROPOSAL #S.13: Authorize the Directors, in                        ISSUER            YES             FOR                  FOR

accordance with Article 7 of the Company's Articles

of Association, to allot equity securities for cash;

for the purpose of Paragraph (a) (ii) of that

Article, the nominal amount is limited to GBP

7,227,592; [Authority expires the earlier of the

conclusion of the next AGM of the Company or 01 OCT

PROPOSAL #S.14: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases [Section 163 of the Companies Act 1985] [as

 amended] of ordinary shares of 40.7p each in the

capital of the Company on such terms and in such

manner as the Directors of the Company may from time

to time determine to, provided that the number of

shares to be purchased be up to 34,945,002 [not more

than 10% of the issued share capital exclusive of

treasury shares of the Company as at 17 JUN 2009], at

 a minimum price of 40.7p and the maximum price not

more than the higher of an amount equal to 105% of

the average of the middle market quotations for such

ordinary shares as derived from the London Stock

Exchange Daily Official List, over the previous 5

business days and the amount stipulated by Article

5(i) of the Buyback and Stabilization Regulation

2003; [Authority expires the earlier of the

conclusion of the next AGM of the Company or 01 OCT

2010]; and the Company may make a contract to

purchase ordinary shares under this authority before

its expiry which will or may be executed wholly or

partly after the expiry of this authority and may

make purchases of ordinary shares pursuant to such a

PROPOSAL #S.15: Authorize the Directors, in                        ISSUER            YES             FOR                  FOR

accordance with Articles 114 of the Company's

Articles of Association, to offer any holders of

ordinary shares in the Capital of the Company the

right to elect to receive ordinary shares, created as

 fully paid, instead of cash, in respect of the

dividend [or any part thereof] of the Company

declared for the YE 31 MAR 2009 and all or any

subsequent dividends declared up to and including 29

PROPOSAL #S.16: Approve that a general meeting other         ISSUER            YES             FOR                  FOR

than an AGM may continue to be called on not less

than 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PENTA-OCEAN CONSTRUCTION CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J63653109

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Extension of Anti-Takeover                 ISSUER            YES         AGAINST           AGAINST

Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PEREGRINE HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   S6050J112

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual financial         ISSUER            YES             FOR                  FOR

statements for the YE 31 MAR 2009, together with the

reports of the Directors and the Auditors

PROPOSAL #2.: Re-appoint PKF [JHB] Inc, as the                   ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize the Directors

to determine the remuneration of the Auditors

PROPOSAL #3.: Approve the remuneration of the                     ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4.1: Re-elect Mr. Steven Ivan Stein as a            ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 52.1

 of the Company's Articles of Association

PROPOSAL #4.2: Re-elect Mr. Bernard Clive Beaver as a        ISSUER            YES             FOR                  FOR

 Director, who retires from office in accordance with

 Article 52.1 of the Company's Articles of Association

PROPOSAL #4.3: Re-elect Ms. Pauline Goetsch as a                ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 52.1

 of the Company's Articles of Association

PROPOSAL #4.4: Re-elect Mr. Johannes Cornelis van              ISSUER            YES             FOR                  FOR

Niekerk as a Director, who retires from office in

accordance with Article 52.3 of the Company's

Articles of Association

PROPOSAL #5.S.1: Authorize the Company or any                     ISSUER            YES             FOR                  FOR

subsidiary of the Company, subject to the Act, the

Listings Requirements of the JSE and the specified

restrictions, to re-purchase the shares of the

Company, on the basis that: the specified general

authority shall provide authorization to the Board of

 Directors to repurchase on behalf of the Company,

the shares in the issued share capital of the Company

 as follows: i) it will be limited, in any FY of the

Company, to a maximum of 20% of the issued share

capital of the Company on the date on which this

special resolution is passed; ii) the repurchase of

shares issued by the Company may not be at a price

which exceeds 10% of the weighted average of the

market value at which Peregrine shares of the same

class traded on the JSE for the 5 business days

immediately preceding the date on which the

transaction is effected; iii) any such repurchase

will be implemented through the order book operated

by the JSE trading system and done without any prior

understanding or arrangement between the Company and

the counter party; iv) an announcement will be

published as soon as the Company has repurchased

ordinary shares constituting, on a cumulative basis,

3% of the number of ordinary shares in issue prior to

 the repurchase pursuant to which the aforesaid 3%

threshold was reached [and for each 3% in aggregate

of the initial number of that class acquired

thereafter]; such announcement must contain full

details of such acquisitions; v) the Company [or any

subsidiary] must be authorized to do so in terms of

its Articles of Association; vi) at any point in

time, the Company may only appoint one agent to

effect any repurchase[s] on the Company's behalf;

vii) the Company will only undertake a repurchase of

securities if, after such repurchase, it still

complies with paragraphs 3.37 to 3.41 of the JSE

Listings Requirements concerning shareholder spread

requirements, and viii) repurchases may not take

place during a prohibited period as defined in

paragraph 3.67 of the Listings Requirements of the

JSE unless there is a repurchase programme in place

and the dates and quantities of shares to be

repurchased during the prohibited period are fixed

and full details thereof have been disclosed in an

announcement over SENS prior to commencement of the

prohibited period; c) the exercise by the Directors

of the authority to procure the repurchase by the

Company's subsidiaries of shares in terms of this

resolution, shall be subject, mutatis mutandis, to

the same terms and conditions; [Authority expires the

 earlier of the conclusion of the next AGM of the

PROPOSAL #6.O.1: Approve to place the authorized, but        ISSUER            YES             FOR                  FOR

 unissued shares in the capital of the Company under

the control of the Directors of the Company to allot

or issue such shares at their discretion, subject to

the provisions of the Act, and the rules and

regulations of the JSE, provided that such allotment

and/or issue shall not exceed 10% of the Company's

issued share capital from time to time less the

aggregate number of shares, if any, held by the

Company and its subsidiaries [but specifically

excluding any share trusts] from time to time, as

treasury shares

PROPOSAL #7.O.2: Authorize the Directors of the                 ISSUER            YES             FOR                  FOR

Company, subject to not less than 75% of

shareholders, present in person or by proxy and

entitled to vote at the general meeting held to

consider, inter alia, this resolution, voting in

favour thereof, by way of a general authority, to

issue all or any of the authorized but unissued

ordinary shares of 0.1 cent each in the capital of

the Company for cash as they in their discretion deem

 fit, subject to the following limitations: the

shares which are the subject of the issue for cash

must be of a class already in issue, or where this is

 not the case, must be limited to such shares or

rights as are convertible into a class already in

issue; the number of shares issued for cash shall not

 in the aggregate in any one FY exceed 10% of the

Company's issued share capital, the number of shares

which may be issued shall be based on the number of

shares in issue at the date of such application less

any shares issued during the current FY, provided

that any shares to be issued pursuant to a rights

issue [announced, irrevocable and underwritten] or

acquisition [concluded up to the date of application]

 may be included as though they were shares in issue

at the date of the application; a press announcement

giving full details, including the number of shares

issued, the average discount to the weighted average

traded price of the shares over the 30 days prior to

the date that the price of the issue is agreed in

writing between the issuer and the party/ies

subscribing for the shares and the effects of the

issue on net asset value, earnings per share, net

tangible asset value per share, headline earnings per

 share and, if applicable, diluted earnings and

headline earnings per share, will be published at the

 time of any issue representing, on a cumulative

basis within any one FY, 5% or more of the number of

ordinary shares in issue prior to such issue; in

determining the price at which an issue of shares

will be made in terms of this authority, the maximum

discount permitted will be 10% of the weighted

average traded price of such shares, as determined

over the 30 day period prior to the date that the

price of the issue is determined or agreed by the

Directors of the Company, and any issue will only be

made to public shareholders, and not to related

parties, all as defined in the Listings Requirements

of the JSE; [Authority expires the earlier of the

conclusion of the next AGM of the Company in respect

PROPOSAL #8.O.3: Authorize any Director of the                   ISSUER            YES             FOR                  FOR

Company to sign all such documents and do all such

things as may be necessary or incidental to the

implementation of the resolutions to be proposed at

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PERMASTEELISA SPA, VITTORIO VENETO

  TICKER:                  N/A                 CUSIP:   T7503R106

  MEETING DATE:      9/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the accomplishment in                        ISSUER             NO              N/A                  N/A

compliance with the provisions of Article 2386 of

PROPOSAL #2.: Approve the revocation of 1 or more              ISSUER             NO              N/A                  N/A

Members of the Board of Directors

PROPOSAL #3.: Appoint 1 or more components of Board          ISSUER             NO              N/A                  N/A

of Directors, or appoint a new Board of Directors and

 approve to determine its components and period

PROPOSAL #4.: Approve the possible appointment of a          ISSUER             NO              N/A                  N/A

new President of Board of Directors

PROPOSAL #5.: Approve to establish the emoluments               ISSUER             NO              N/A                  N/A

PROPOSAL #6.: Approve to distribute the available              ISSUER             NO              N/A                  N/A

reserves

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PERMASTEELISA SPA, VITTORIO VENETO

  TICKER:                  N/A                 CUSIP:   T7503R106

  MEETING DATE:      12/1/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the cancellation of N.                       ISSUER             NO              N/A                  N/A

1,986,456 own shares, cancellation of nominal value

of ordinary shares and amend the Article 6 of

Association, any adjournment thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PERSEUS MINING LTD

  TICKER:                  N/A                 CUSIP:   Q74174105

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Ratify, in accordance with ASX Listing          ISSUER            YES             FOR                  FOR

Rule 7.4 and all other purposes, the prior issue of

up to 50,600,000 ordinary fully paid shares  the

Prospectus Share Issue  to be issued prior to the

date of the meeting on the terms and conditions in

the explanatory memorandum and management information

 circular

PROPOSAL #2: Approve, for the purpose of ASX Listing         ISSUER            YES             FOR                  FOR

Rule 7.1 and all other purposes, the offer and issue

of up to 15,000,000 ordinary fully paid shares  the

Placement Share Issue  on the terms and conditions in

 the explanatory memorandum and management

information circular

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PERSIMMON

  TICKER:                  N/A                 CUSIP:   G70202109

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Directors' and the        ISSUER            YES             FOR                  FOR

 Auditors' reports and the financial statements for

the YE 31 DEC 2009

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3: Election of Jeff Fairburn as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of Jonathan Davie as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Mike Farley as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-elect Neil Davidson as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-elect David Thompson as a Director             ISSUER            YES             FOR                  FOR
PROPOSAL #8: Re-appoint KPMG Audit Plc as the                     ISSUER            YES             FOR                  FOR

Auditors of the Company and authorize the Directors

to determine their remuneration

PROPOSAL #S.9: Amend the Articles of Association of          ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 Companies Act 2006, are to be treated

as provisions of the Company's Article of

Association: any limit previously imposed on the

Company's authorized share capital whether by the

Company's Memorandum of Association or Article of

Association or by resolution in general meeting be

removed: and the Articles of Association produced to

the meeting and initialed by the Chairman of the

meeting for the purpose of identification be adopted

as the Article of Association of the Company in

substitution for, and to the exclusion of, the

PROPOSAL #10: Authorize the Directors, for the                   ISSUER            YES             FOR                  FOR

purpose of Section 551 of the Companies Act 2006, to

allot shares in the Company and to grant rights to

subscribe for, or to convert any security into,

shares in the Company  Rights  up to a maximum

aggregate nominal amount of GBP 10,014,575 to such

persons at such times and upon such conditions as the

 Directors may determine,  Authority expire at the

conclusion of the AGM of the Company to be held in

2011 ; and the Directors shall be entitled to allot

shares and grant Rights pursuant to any such offers

or agreements as if this authority had not expired

PROPOSAL #S.11: Authorize the Directors of the                   ISSUER            YES             FOR                  FOR

Company, subject to the passing of Ordinary

Resolution 10 above, pursuant to Section 570 and 573

of the Companies Act 2006  the Act , to allot equity

pursuant to the authority contend by Ordinary

Resolution 10 above, or by way of a sale of treasury

shares as if Section 561(1) of the Act did not apply

to such allotment, provided that this power shall be

limited to: a) the allotment of equity securities in

connection with a rights issue and so that for this

purpose rights issue means an offer of equity

securities open for acceptance for a period fixed by

the Directors to holders of equity securities on the

register on a fixed record date in proportion  as

nearly as may be  to their respective holdings of

such securities or in accordance with the rights

attached thereto but subject to such exclusions CONTD.

PROPOSAL #S.12: Approve that pursuant to the                       ISSUER            YES             FOR                  FOR

authorities contained in its Articles of Association

the Company is granted general and unconditional

authority for the purposes of Section 701 of the

Companies Act 2006  the Act  to make market purchase

within the meaning of Section 693(4) of the Act  of

ordinary share of 10p each in its capital  Ordinary

Shares  provided that: a) this authority shall be

limited so that the number of Ordinary Shares which

may be acquired pursuant to this authority does not

exceed an aggregate 30,043,725 Ordinary Shares and

unless previously revoked,  Authority expires at the

conclusion of the AGM to held in 2011   except in

relation to the purchase of Ordinary Shares the

contract for which was concluded before the date of

the expiry of the authority and which would or might

CONTD.

PROPOSAL #S.13: Approve that a general meeting of the        ISSUER            YES             FOR                  FOR

 Company other than an AGM may be called on not less

than 14 clear day's notice such authority to expire

at the conclusion of the AGM of the Company to be

held in 2011

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PESCANOVA SA, PONTEVEDRA

  TICKER:                  N/A                 CUSIP:   E8013L130

  MEETING DATE:      2/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to issue exchangeable                          ISSUER            YES             FOR                  FOR

obligations for Pescanovas'S shares for a total

amount EUR 110,000,000

PROPOSAL #2: Appoint the Board Member designed by              ISSUER            YES         AGAINST           AGAINST

cooptation

PROPOSAL #3: Approve the minute                                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PESCANOVA SA, PONTEVEDRA

  TICKER:                  N/A                 CUSIP:   E8013L130

  MEETING DATE:      4/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the examination and, where                ISSUER            YES             FOR                  FOR

appropriate, approval of the annual accounts

PROPOSAL #2.: Approve the application of results and         ISSUER            YES         AGAINST           AGAINST

distribution of dividend for FY 2009

PROPOSAL #3.: Re-appointment of the Directors                      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Re-appointment of the Auditors of the          ISSUER            YES             FOR                  FOR

Company and its consolidated group

PROPOSAL #5.: Approve the remuneration of the Board          ISSUER            YES             FOR                  FOR

of Directors

PROPOSAL #6.: Authorize the Board of Directors for            ISSUER            YES             FOR                  FOR

the acquisition of own shares by the Company and/or

by its subsidiaries

PROPOSAL #7.: Authorize the Board of Directors, for a        ISSUER            YES             FOR                  FOR

 period of five years, to issue bonds, debentures,

preference shares other fixed income securities of

similar nature (other than promissory notes), secured

 in the maximum amount which decides the Board in

accordance with the law

PROPOSAL #8.: Authorize the Board of Directors, for a        ISSUER            YES         AGAINST           AGAINST

 period of five years, to issue debentures and other

debt securities convertible or exchangeable for

shares of the Company or other companies, his group

PROPOSAL #9.: Authorize the Management Board as                 ISSUER            YES         AGAINST           AGAINST

provided in Article 153.1 b) of the revised

Corporations Law so that, within a maximum period of

five years, to increase capital, with or without

premium, to half of the capital at the time of the

authorization, in one or more times and the

opportunity and amount as it deems appropriate,

consequently enabling the Council to amend section 7

of the Articles of Association, nullifying the

authority given to the Council Body at the Annual

General Meeting of 24 April 2009

PROPOSAL #10: Presentation of the annual report,                ISSUER             NO              N/A                  N/A

Supplementary Report Gestion regulated in Article 116

 BIS of the Securities Exchange Act

PROPOSAL #11.: Approve the delegation of powers to            ISSUER            YES             FOR                  FOR

execute the resolutions adopted, and make the deposit

 accounts in the Commercial Register

PROPOSAL #12.: Approve the minute                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETER HAMBRO MINING PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G5555S109

  MEETING DATE:      9/14/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to change the name of the                 ISSUER            YES             FOR                  FOR

Company to Petropavlovsk plc

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETKIM PETROKIMYA HOLDING AS, IZMIR

  TICKER:                  N/A                 CUSIP:   M7871F103

  MEETING DATE:      3/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening and elect the Chairmanship                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Authorize the Board of Presidency for          ISSUER             NO              N/A                  N/A

the execution of the minutes of the ordinary general

shareholders meeting

PROPOSAL #3.: Approve the financial statements which         ISSUER             NO              N/A                  N/A

are prepared according to the capital markets board

communique serial XI Number 29

PROPOSAL #4.1: Election of Vagif Aliyev as a Chairman        ISSUER             NO              N/A                  N/A

 of the Board of Director to the empty Board

membership according to the 315th Article of the

Turkish Commercial Code

PROPOSAL #4.2: Election of Erdal Aksoy as a Deputy            ISSUER             NO              N/A                  N/A

Chairman of the Board of Director to the empty Board

membership according to the 315th Article of the

Turkish Commercial Code

PROPOSAL #4.3: Election of Osman Ilter as a Member of        ISSUER             NO              N/A                  N/A

 the Board of Director to the empty Board membership

according to the 315th Article of the Turkish

Commercial Code

PROPOSAL #4.4: Election of S. Batu Aksoy as a Member         ISSUER             NO              N/A                  N/A

of the Board of Director to the empty Board

membership according to the 315th Article of the

Turkish Commercial Code

PROPOSAL #4.5: Election of David Mammadov as a Member        ISSUER             NO              N/A                  N/A

 of the Board of Director to the empty Board

membership according to the 315th Article of the

Turkish Commercial Code

PROPOSAL #4.6: Election of Farrukh Gassimov as a                ISSUER             NO              N/A                  N/A

Member of the Board of Director to the empty Board

membership according to the 315th Article of the

Turkish Commercial Code

PROPOSAL #4.7: Election of Kenan Yavuz as a Member of        ISSUER             NO              N/A                  N/A

 the Board of Director to the empty Board membership

according to the 315th Article of the Turkish

Commercial Code

PROPOSAL #5.1: Election of Auditor Nurettin Demircan         ISSUER             NO              N/A                  N/A

to the empty membership according to the 315th

Article of the Turkish Commercial Code

PROPOSAL #5.2: Election of Auditor Ferruh Murat                 ISSUER             NO              N/A                  N/A

Benzer to the empty membership according to the 315th

 Article of the Turkish Commercial Code

PROPOSAL #5.3: Election of Auditor Cemal Yusuf Ata to        ISSUER             NO              N/A                  N/A

 the empty membership according to the 315th Article

of the Turkish Commercial Code

PROPOSAL #6.: Approve to absolve the Board of                     ISSUER             NO              N/A                  N/A

Directors and the Auditors

PROPOSAL #7.: Approve to determine the salaries of            ISSUER             NO              N/A                  N/A

the Board of Directors and the Auditors for year 2010

PROPOSAL #9.: Approve the decision on the profit                ISSUER             NO              N/A                  N/A

distribution proposal of the Board of Directors

PROPOSAL #10.: Approve to inform the shareholders              ISSUER             NO              N/A                  N/A

about the profit distribution policy of the Company

PROPOSAL #11.: Approve to inform the shareholders              ISSUER             NO              N/A                  N/A

about the donations and contributions

PROPOSAL #12.: Approve to inform the shareholders              ISSUER             NO              N/A                  N/A

about the Information Policy of the Company

PROPOSAL #13.: Approve the presentation of                          ISSUER             NO              N/A                  N/A

information about the general assembly about the

ethical standards of the Company

PROPOSAL #14.: Approve to submit the Corporate                   ISSUER             NO              N/A                  N/A

Governance Committee and Risk Management Committee

for general assembly's approval

PROPOSAL #15.: Authorize the Board Members according         ISSUER             NO              N/A                  N/A

to the Articles 334 and 335 of the Turkish Commercial

 Code

PROPOSAL #16.: Approve the establishment of a new              ISSUER             NO              N/A                  N/A

Company by means of partial spin-off of the petkim

port, consisting of immovables, sea filled areas,

piers, premises and other items, whose right of

ownership and/or usage belongs to the Company, and

authorize the Company's Board of Directors for

carrying out all related procedures on the partial

spin-off and the establishment of a new Company

PROPOSAL #17.: Wishes, hopes and closure                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETRA PERDANA BHD

  TICKER:                  N/A                 CUSIP:   Y6883J100

  MEETING DATE:      11/9/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, subject to the fulfilment of          ISSUER            YES             FOR                  FOR

all conditions precedent and the required approval of

 any other relevant authorities/parties being

obtained, for PTSB, a wholly-owned subsidiary of

Petra Perdana Berhad [PPB or the Company], to dispose

 of 1 new offshore support vessel, Petra Orbit, to

PISB, a wholly-owned subsidiary of Petra Energy

Berhad, which in turn is a subsidiary of PPB, for a

cash consideration of MYR 58.4 million subject to the

 terms and conditions as stipulated in the

conditional memorandum of agreement dated 25 SEP 2009

 entered into between PTSB and PISB [Proposed

Disposal]; authorize the Directors of the Company to

act, to take all such steps and to execute all

necessary documents for and on behalf of the Company

as they may consider expedient or deem fit in the

best interest of the Company to give full effect to

the proposed disposal and all matters relating

thereto, with full power to assent or to effect any

conditions, modifications, variations and/or

amendments as may be imposed or required by any

relevant authorities and/or as the Directors deem fit

PROPOSAL #2.: Approve, subject to the fulfilment of          ISSUER            YES             FOR                  FOR

all conditions precedent and the required approval of

 any other relevant authorities/parties being

obtained, for PTSB, a wholly-owned subsidiary of

Petra Perdana Berhad [PPB or the Company], to dispose

 of 1 new offshore support vessel, Petra Galaxy, to

PISB, a wholly-owned subsidiary of Petra Energy

Berhad, which in turn is a subsidiary of PPB, for a

cash consideration of MYR 58.4 million subject to the

 terms and conditions as stipulated in the

conditional memorandum of agreement dated 25 SEP 2009

 entered into between PTSB and PISB [Proposed

Disposal]; authorize the Directors of the Company to

act, to take all such steps and to execute all

necessary documents for and on behalf of the Company

as they may consider expedient or deem fit in the

best interest of the Company to give full effect to

the proposed disposal and all matters relating

thereto, with full power to assent or to effect any

conditions, modifications, variations and/or

amendments as may be imposed or required by any

relevant authorities and/or as the Directors deem fit

PROPOSAL #3.: Approve, subject to the fulfilment of          ISSUER            YES             FOR                  FOR

all conditions precedent and the required approval of

 any other relevant authorities/parties being

obtained, for PTSB, a wholly-owned subsidiary of

Petra Perdana Berhad [PPB or the Company], to dispose

 of 1 new accommodation/work barge, Petra Endeavour,

to PISB, a wholly-owned subsidiary of Petra Energy

Berhad, which in turn is a subsidiary of PPB, for a

cash consideration of MYR 96.6 million subject to the

 terms and conditions as stipulated in the

conditional memorandum of agreement dated 25 SEP 2009

 entered into between PTSB and PISB [Proposed

Disposal]; authorize the Directors of the Company to

act, to take all such steps and to execute all

necessary documents for and on behalf of the Company

as they may consider expedient or deem fit in the

best interest of the Company to give full effect to

the proposed disposal and all matters relating

thereto, with full power to assent or to effect any

conditions, modifications, variations and/or

amendments as may be imposed or required by any

relevant authorities and/or as the Directors deem fit

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETRA PERDANA BHD

  TICKER:                  N/A                 CUSIP:   Y6883J100

  MEETING DATE:      2/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to remove Y.M. Tengku Dato'                ISSUER            YES         AGAINST           AGAINST

Ibrahim Petra Bin Tengku Indra Petra as a Director of

 the Company with immediate effect

PROPOSAL #2: Approve to remove Datin Nariza Hashim as        ISSUER            YES         AGAINST           AGAINST

 a Director of the Company with immediate effect

PROPOSAL #3: Approve to remove Wong Fook Heng as a            ISSUER            YES         AGAINST           AGAINST

Director of the Company with immediate effect

PROPOSAL #4: Approve to remove Tiong Young Kong as a         ISSUER            YES         AGAINST           AGAINST

Director of the Company with immediate effect

PROPOSAL #5: Appoint Dato' Kho Poh Eng as a Director         ISSUER            YES         AGAINST           AGAINST

of the Company, with immediate effect

PROPOSAL #6: Appoint Koh Pho Wat as a Director of the        ISSUER            YES         AGAINST           AGAINST

 Company, with immediate effect

PROPOSAL #7: Appoint Surya Hidayat bin Abdul Malik as        ISSUER            YES         AGAINST           AGAINST

 a Director of the Company, with

PROPOSAL #8: Appoint Ganesan A/L Sundaraj as a                   ISSUER            YES         AGAINST           AGAINST

Director of the Company, with immediate

PROPOSAL #9: Approve to remove, any such persons as          ISSUER            YES         AGAINST           AGAINST

might have been appointed as the Directors of the

Company at any time or times between 06 JAN 2010 and

before the commencement of this general meeting, as

Directors of the Company with immediate effect

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETRA PERDANA BHD

  TICKER:                  N/A                 CUSIP:   Y6883J100

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive the Audited financial                     ISSUER             NO              N/A                  N/A

statements for the FYE 31 DEC 2009 and the reports of

 the Directors and Auditors thereon

PROPOSAL #1: Approve to declare a first and final              ISSUER            YES             FOR                  FOR

dividend of 2.0 sen per share less tax at 25% in

respect of the FYE 31 DEC 2009

PROPOSAL #2: Approve the payment of Directors' fees           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Re-election of Surya Hidayat Abd Malik          ISSUER            YES             FOR                  FOR

Article 103  as a Director, retiring pursuant to the

Articles of Association of the Company

PROPOSAL #4: Re-election Shamsul Saad  Article 109           ISSUER            YES             FOR                  FOR

as a Director, retiring pursuant to the Articles of

Association of the Company

PROPOSAL #5: Re-election of Raja Anuar Raja Abu                 ISSUER            YES             FOR                  FOR

Hassan  Article 109  as a Director, retiring pursuant

 to the Articles of Association of the Company

PROPOSAL #6: Re-election of Idris Zaidel  Article 109        ISSUER            YES             FOR                  FOR

  as a Director, retiring pursuant to the Articles of

 Association of the Company

PROPOSAL #7: Re-appointment of the Auditors and to            ISSUER            YES             FOR                  FOR

authorise the Board of Directors to fix their

remuneration

PROPOSAL #8: Authorize the Directors pursuant to                ISSUER            YES             FOR                  FOR

Section 132D of the Companies Act, 1965 to issue

shares in the Company from time to time and upon such

 terms and conditions and for such purposes as the

Directors may deem fit provided that the aggregate

number of shares issued pursuant to this resolution

does not exceed 10% of the issued share capital of

the Company for the time being and that the Directors

 be and are also empowered to obtain the approval for

 the listing of and quotation for the additional

shares so issued on the Bursa Malaysia Securities

Berhad and that such  Authority shall continue in

force until the conclusion of the next AGM of the

PROPOSAL #S.9: Approve the name of the Company be              ISSUER            YES             FOR                  FOR

changed from Petra Perdana Berhad to Perdana

Petroleum Berhad with effect from the date of the

issuance of the Certificate of Incorporation on

change of name of the Company by the Companies

Commission of Malaysia; and authorize the Directors

and the Secretary of the Company to carry out all the

 necessary formalities in effecting the change of name

PROPOSAL #S.10: Amend Article 157 of the Articles of         ISSUER            YES             FOR                  FOR

Association of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETRO ANDINA RES INC

  TICKER:                  N/A                 CUSIP:   716438106

  MEETING DATE:      10/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve an arrangement under Section          ISSUER            YES             FOR                  FOR

193 of the Business Corporations Act [Alberta]

involving PARI, Pluspetrol Resources Corporation

N.V., 1462627 Alberta Ltd., Parex Resources Inc.

[ExploreCo], Petro Andina Canada Holdings Ltd.,

1185548 Alberta Ltd., holders of PARI Common Shares,

holders of options to acquire PARI Common Shares and

holders of share appreciation rights of Petro Andina

Resources Ltd., as specified

PROPOSAL #2.: Ratify and approve a stock option plan         ISSUER            YES             FOR                  FOR

for ExploreCo

PROPOSAL #3.: Ratify and approve a shareholder rights        ISSUER            YES             FOR                  FOR

 plan for ExploreCo

PROPOSAL #4.: Approve a private placement of not less        ISSUER            YES             FOR                  FOR

 than 2,000,000 and not more than 3,333,333 common

shares of ExploreCo at a price of CAD 3.00 per share

PROPOSAL #5.: Transact any other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETROBAKKEN ENERGY LTD

  TICKER:                  N/A                 CUSIP:   71645A109

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive the Corporation's financial                ISSUER             NO              N/A                  N/A

statements for the YE 31 DEC 2009, together with the

report of the Auditors thereon

PROPOSAL #1.1: Election of Ian S. Brown as a Director        ISSUER            YES             FOR                  FOR

 of the Corporation for the ensuing year

PROPOSAL #1.2: Election of Martin Hislop as a                     ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #1.3: Election of E. Craig Lothian as a                ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #1.4: Election of Kenneth R. McKinnon as a          ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #1.5: Election of Corey C. Ruttan as a                 ISSUER            YES         AGAINST           AGAINST

Director of the Corporation for the ensuing year

PROPOSAL #1.6: Election of Dan Themig as a Director          ISSUER            YES             FOR                  FOR

of the Corporation for the ensuing year

PROPOSAL #1.7: Election of John D. Wright as a                   ISSUER            YES         AGAINST           AGAINST

Director of the Corporation for the ensuing year

PROPOSAL #2: Appoint Deloite & Touche LLP , Chartered        ISSUER            YES             FOR                  FOR

 Accountants, as Auditors of the Corporation for the

ensuing year and authorize the Directors to fix their

 remuneration

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETROBANK ENERGY & RES LTD

  TICKER:                  N/A                 CUSIP:   71645P106

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Chris J. Bloomer as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Election of Ian S. Brown as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Election of Louis L. Frank as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of M. Neil Mccrank as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of Kenneth R. Mckinnon as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of Jerald L. Oaks as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of Dr. Harrie Vredenburg as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #1.8: Election of John D. Wright as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.9: Election of Corey C. Ruttan as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.10: Election of R. Gregg Smith as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Appointment of Deloitte & Touche LLP,            ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Auditors of the

corporation for the ensuing year and authorize the

Directors to fix their remuneration

PROPOSAL #3: Approve and ratify the Corporation's              ISSUER            YES             FOR                  FOR

incentive share compensation plan

PROPOSAL #4: Approve the amendments to the                          ISSUER            YES             FOR                  FOR

corporation's Stock Option Plan

PROPOSAL #5: Approve the all unallocated options                ISSUER            YES             FOR                  FOR

under the Corporation's Stock Option Plan

PROPOSAL #6: Ratify the Stock Options granted                     ISSUER            YES             FOR                  FOR

pursuant to the Corporation's Stock Option Plan

PROPOSAL #7: Approve the amendments to the                          ISSUER            YES             FOR                  FOR

Corporation's deferred common share compensation plan

PROPOSAL #8: Approve and ratify the Corporation's              ISSUER            YES             FOR                  FOR

deferred common share compensation plan for non-

employee Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETROLEUM GEO-SVCS ASA NEW

  TICKER:                  N/A                 CUSIP:   R69628114

  MEETING DATE:      10/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect 1 person to countersign the                 ISSUER            YES             FOR                  FOR

minutes

PROPOSAL #2.1: Elect Carol Bell as a Board of                     ISSUER            YES             FOR                  FOR

Director, for a period commencing on 14 OCT 2009 and

ending at the date of the AGM in 2010

PROPOSAL #2.2: Elect Ingar Skaug as a Board of                   ISSUER            YES             FOR                  FOR

Director, for a period commencing on 14 OCT 2009 and

ending at the date of the AGM in 2010

PROPOSAL #3.: Amend the Articles of Association,                ISSUER            YES             FOR                  FOR

online publications of documents

PROPOSAL #4.: Authorize the Company's Board of                   ISSUER            YES             FOR                  FOR

Directors to increase the share capital

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETROLEUM GEO-SVCS ASA NEW

  TICKER:                  N/A                 CUSIP:   R69628114

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the calling and agenda                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of person to countersign the            ISSUER            YES             FOR                  FOR

minutes

PROPOSAL #3: Approve the Directors report and                     ISSUER            YES             FOR                  FOR

financial statements of Petroleum Geo-Services ASA

for 2009

PROPOSAL #4: Approve the Auditor's fee for 2009                  ISSUER            YES             FOR                  FOR

PROPOSAL #5.1: Election of Francis Robert Gugen                 ISSUER            YES             FOR                  FOR

Chairperson  as a Director

PROPOSAL #5.2: Election of Harald Norvik  Vice                   ISSUER            YES             FOR                  FOR

Chairperson  as a Director

PROPOSAL #5.3: Election of Daniel J. Piette as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.4: Election of Holly Van Deursen as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.5: Election of Annette Malm Justad as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.6: Election of Carol Bell as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #5.7: Election of Ingar Skaug as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #6.1: Election of Roger O Neil  Chairperson         ISSUER            YES             FOR                  FOR

 as a member of Nomination Committee

PROPOSAL #6.2: Election of C. Maury Devine as a                 ISSUER            YES             FOR                  FOR

member of Nomination Committee

PROPOSAL #6.3: Election of Hanne Harlem as a member          ISSUER            YES             FOR                  FOR

of Nomination committee

PROPOSAL #7.1: Approve the Board members and                       ISSUER            YES             FOR                  FOR

Nomination Committee members fees

PROPOSAL #7.2: Approve the principles for the                     ISSUER            YES             FOR                  FOR

shareholder elected Board members fees from 29 APR

2010 to the AGM 2011

PROPOSAL #7.3: Approve the principles for the fees            ISSUER            YES             FOR                  FOR

for the members of the Nomination Committee for the

period 29 APR 2010 to the AGM 2011

PROPOSAL #8: Approve the statement from the Board              ISSUER            YES             FOR                  FOR

regarding remuneration principles for Senior

PROPOSAL #9: Authorize to acquire treasury shares               ISSUER            YES             FOR                  FOR

PROPOSAL #10.1: Amend the Articles of Association:            ISSUER            YES             FOR                  FOR

making possible written and electronic voting

PROPOSAL #10.2: Amend the Articles of Association:            ISSUER            YES         AGAINST           AGAINST

time for notice of the general meetings

PROPOSAL #11: Approve the share option plan                         ISSUER            YES             FOR                  FOR

PROPOSAL #12.1: Authorize the Board of Directors of          ISSUER            YES             FOR                  FOR

the Company: to issue new shares

PROPOSAL #12.2: Authorize the Board of Directors of          ISSUER            YES             FOR                  FOR

the Company: to issue new shares in connection with

the Share Option Program

PROPOSAL #13: Authorize the Company's Board of                   ISSUER            YES             FOR                  FOR

Directors to issue convertible loans

PROPOSAL #14: Approve the indemnification of Board of        ISSUER            YES             FOR                  FOR

 Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETRONET LNG LTD

  TICKER:                  N/A                 CUSIP:   Y68259103

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited balance            ISSUER            YES             FOR                  FOR

sheet as on 31 MAR 2010, profit & loss account for

the YE 31 MAR 2010, together with report of Directors

 and Statutory Auditors thereon

PROPOSAL #2: Declare a dividend for the FYE 31 MAR            ISSUER            YES             FOR                  FOR

2010

PROPOSAL #3: Re-appoint Shri Ashok Sinha as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4: Re-appoint Shri B. C. Tripathi as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5: Re-appoint Shri S. V. Narasimhan as a            ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6: Re-appoint Dr. A.K. Balyan as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #7: Re-appoint Mr. Dominique PELLOUXPRAYER          ISSUER            YES             FOR                  FOR

as a Director, who retires by rotation

PROPOSAL #S.8: Re-appoint M/s V. Sankar Aiyar &                 ISSUER            YES             FOR                  FOR

Company, Chartered Accountants, as the Statutory

Auditors of the Company, pursuant to the provisions

of Section 224A and other applicable provisions, if

any, of the Companies Act, 1956, to hold office from

the conclusion of the 12th AGM till the conclusion of

 the next AGM at a remuneration of INR 7.00 lacs plus

 out of pocket expenses and applicable services tax

PROPOSAL #9: PLEASE NOTE THAT THIS RESOLUTION IS A            ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL: Appointment of Shri S.

Sundareshan as a Director of the Company, who is

liable to retire by rotation

PROPOSAL #10: PLEASE NOTE THAT THIS RESOLUTION IS A          ISSUER            YES             FOR               AGAINST

SHAREHOLDER PROPOSAL: Appointment of Shri. Shantanu

Chakraborty, Nominee of Asian Development Bank  ADB ,

 as a Director of the Company who is liable to retire

 by rotation

PROPOSAL #11: Authorize the Board of Directors,                 ISSUER            YES         AGAINST           AGAINST

pursuant to Section 293 1  d  and all other

applicable provisions, if any, of the Companies Act,

1956, to borrow such sums of money  including by way

of debentures secured or unsecured, loans or

otherwise , at any time or from time to time as may

be required for the purpose of the business of the

Company in excess of the aggregate of the paid up

share capital of the Company and its free reserves

i.e. to say, reserves not set apart for any specific

purpose, subject to the condition that such borrowing

 together with the CONTD

PROPOSAL #CONT: CONTD money which is already borrowed        ISSUER             NO              N/A                  N/A

  apart from temporary loans obtained by the Company

from its bankers/ other entities in the ordinary

course of business  shall not at any time exceed INR

15,000 crores; authorize the Board to finalize,

settle and execute such documents/ deeds/ writings/

papers/ agreements as may be required and do all such

 acts, deeds, matters and things, as it may in it

absolute discretion deemed necessary, proper or

desirable and to settle any question, difficulty or

doubt that may arise in this regard to borrowing as

PROPOSAL #S.12: Approve to: substitute the Article            ISSUER            YES             FOR                  FOR

No. 104 i.e. Number of Directors of the Articles of

Association of the Company by the following: subject

to the provisions of Section 252 of the Act, the

Board shall consist of not less than 4 and not more

than 16 Directors including a Director, if any,

nominated by any financial institutions pursuant to

the terms of any financing documents entered into by

the Company with such financial institutions; and

subject to the approval of the Central Government,

increase the Number of Directors from 15 to 16

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETROPAVLOVSK PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G5555S109

  MEETING DATE:      2/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to direct the Directors to elect        ISSUER            YES             FOR                  FOR

 on behalf of the Company that the exercise of all

conversion rights attached to the USD 330,000,000;

4.00% guaranteed convertible bonds due 2015  subject

to increase by up to USD 50,000,000  issued by

Petropavlovsk 2010 Limited, a wholly-owned indirect

subsidiary of the Company, be settled in full by the

delivery of ordinary shares of the Company in

exchange for preference shares of Petropavlovsk 2010

Limited, and authorize the Directors of the Company

to the extent they determine necessary to implement

such election

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETROPAVLOVSK PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G5555S109

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts and the reports of        ISSUER            YES             FOR                  FOR

 the Directors and Auditors thereon

PROPOSAL #2.: Receive and approve the Directors'                ISSUER            YES             FOR                  FOR

remuneration report

PROPOSAL #3.: Appointment of Deloitte LLP as the                ISSUER            YES             FOR                  FOR

Auditors

PROPOSAL #4.: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #5.: Re-elect Charlie McVeigh as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #6.: Re-elect Graham Birch as a Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #7.: Re-elect Lord Guthrie as a Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #8.: Re-elect Pavel Maslovskiy as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #9.: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #S.10: Approve to disapply statutory pre-             ISSUER            YES             FOR                  FOR

emption rithts

PROPOSAL #S.11: Authorize the Company to purchase              ISSUER            YES             FOR                  FOR

shares

PROPOSAL #S.12: Adopt new Articles of Association               ISSUER            YES             FOR                  FOR

PROPOSAL #S.13: Approve a reduction to allow general         ISSUER            YES             FOR                  FOR

meetings to be called on not less than 14 days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETROPLUS HOLDINGS AG, ZUG

  TICKER:                  N/A                 CUSIP:   H6212L106

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, annual                   ISSUER            YES             FOR                  FOR

financial statements and the consolidated financial

statements 2009

PROPOSAL #2: Approve the allocation of share premium         ISSUER            YES             FOR                  FOR

in the amount of CHF 161.7 million into reserves

PROPOSAL #3: Approve the setting off the accumulated         ISSUER            YES             FOR                  FOR

loss in the total amount of CHF 8.5 million against

free reserves

PROPOSAL #4: Grant discharge to the Members of the            ISSUER            YES             FOR                  FOR

Board of Directors and the Members of the Executive

Management

PROPOSAL #5.1: Re-elect Mr. Robert J. Lavin to the            ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #5.2: Re-elect Dr. Werner G. Mueller to the         ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #6: Election of Jean-Paul Vettier to the              ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #7: Re-elect Ernst and Young as the Auditors        ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve the creation of authorized share        ISSUER            YES             FOR                  FOR

 capital

PROPOSAL #9: Approve the creation of conditional                ISSUER            YES             FOR                  FOR

share capital

PROPOSAL #10: Amend the Articles of Association to            ISSUER            YES             FOR                  FOR

align them with the new Swiss act on intermediary-

held securities

PROPOSAL #11: Approve the reduction of share capital         ISSUER            YES             FOR                  FOR

by repayment of an amount of CHF 0.10 par value per

share to shareholders

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PFEIFFER VACUUM TECHNOLOGY AG, ASSLAR

  TICKER:                  N/A                 CUSIP:   D6058X101

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the approved Annual              ISSUER             NO              N/A                  N/A

Financial Statements of Pfeiffer Vacuum Technology AG

 and of the endorsed Consolidated Financial

Statements for the year ended December 31, 2009.

Presentation of the Management Report (Management's

Discussion and Analysis) on Pfeiffer Vacuum

Technology AG and the Pfeiffer Vacuum Group, the

report of the Management Board relating to the

statements pursuant to articles 289 Sub-Para. 4, 315,

 Sub-Para. 4, German Commercial Code (HGB), as well

as the Report of the Supervisory Board, for the 2009

PROPOSAL #2.: Resolution on the appropriation of                ISSUER            YES             FOR                  FOR

retained earnings

PROPOSAL #3.: Resolution to ratify the actions of the        ISSUER            YES             FOR                  FOR

 Management Board for the 2009 fiscal year

PROPOSAL #4.: Resolution to ratify the actions of the        ISSUER            YES             FOR                  FOR

 Supervisory Board for the 2009 fiscal year

PROPOSAL #5.: Election of the independent auditor for        ISSUER            YES             FOR                  FOR

 the Company and the consolidated accounts for the

2010 fiscal year

PROPOSAL #6.: Resolution authorizing the Company to          ISSUER            YES         AGAINST           AGAINST

acquire treasury shares pursuant to article 71, Sub-

Para. 1, No. 8, German Stock Corporation Act, and for

 disposition thereof

PROPOSAL #7.: Resolution on the creation of new                 ISSUER            YES             FOR                  FOR

authorized capital, with the existing authorized

capital being revoked

PROPOSAL #8.: Elections to the Supervisory Board: Dr.        ISSUER            YES             FOR                  FOR

 Wolfgang Lust

PROPOSAL #9.: Resolution amending the Articles of              ISSUER            YES             FOR                  FOR

Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PFLEIDERER AG, NEUMARKT

  TICKER:                  N/A                 CUSIP:   D60638133

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the Group financial

 statements, the Group annual report, and the report

pursuant to Sections 289(4) and 315(4) of the German

Commercial Code

PROPOSAL #2.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors with the exception of Dr.

Robert Hopperdietzel, the acts all other Board

members shall be ratified, the ratification of the

acts Dr. Robert Hopperdietzel shall be postponed

PROPOSAL #3.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #4.: Appointment of auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: KPMG AG, Berlin

PROPOSAL #5.: Election of Hans Theodor Pfleiderer to         ISSUER            YES             FOR                  FOR

the Supervisory Board

PROPOSAL #6.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association in accordance with the Law on the

Implementation of the Shareholder Rights Directive

(ARUG): a) Section 18(1), in respect of the

shareholders' meeting being convened at least 30 days

 prior to the meeting and the day of the convocation

and the day of the shareholders' meeting not being

included in the calculation of the 30 day period; b)

Section 18(3), in respect of shareholders being

entitled to participate in and vote at the

shareholders' meeting if they register with the

Company by the sixth day prior to the meeting; c)

Section 18(4) deletion; d) Section 18(5), in respect

of the Chairman of the shareholders' meeting being

authorized to permit the audiovisual transmission of

the meeting; e) Section 21(2), in respect of proxy-

voting instructions being issued in textual form and

facilitations regarding the issue of proxies being

publicized in the convocation of the shareholders'

meeting

PROPOSAL #7.: Resolution on the creation of                        ISSUER            YES             FOR                  FOR

authorized capital and the corresponding amendment to

 the Articles of Association; the existing authorized

 capital of up to EUR 54,605,952 approved by the

shareholders' meeting of 19 JUN 2007 shall be

revoked, the Board of Managing Directors shall be

authorized, with the consent of the Supervisory

Board, to increase the share capital by up to EUR

75,083,136 through the issue of up to 29,329,350 new

registered no-par shares against contributions in

cash and/or kind, on or before 22 JUN 2015

(authorized capital 2010), shareholders shall be

granted subscription rights for a capital increase of

 up to 10% of the share capital against contributions

 in cash if the shares are issued at a price not

materially below their market price, for the issue of

 shares against contributions in kind of up to 20% of

 the share capital, and for the granting of such

rights to the holders of option or conversion rights

PROPOSAL #8.: Resolution on the authorization to                ISSUER            YES             FOR                  FOR

issue convertible and/or warrant bonds, the creation

of contingent capital, and the corresponding

amendment to the Articles of Association; the

authorization given by the shareholders' meeting of

23 JUN 2009, to issue bonds and the corresponding

contingent capital I shall be revoked, the Board of

Managing Directors shall be authorized, with the

consent of the Supervisory Board, to issue bearer or

registered bonds of up to EUR 250,000,000 conferring

conversion and/or option rights for registered shares

 of the Company, on or before 22 JUN 2015

shareholders shall be granted subscription rights

except for the issue of bonds conferring conversion

and/or option rights for shares of the Company of up

to 10% of the share capital at a price not materially

 below their theoretical market value, for residual

amounts, and for the granting of such rights to the

holders of conversion or option rights, the Company's

 share capital shall be increased accordingly by up

to EUR 60,066,508.80 through the issue of up to

23,463,480 new registered no-par shares, insofar as

conversion and/or option rights are exercised

PROPOSAL #9.: Renewal of the authorization to acquire        ISSUER            YES             FOR                  FOR

 own shares, the Company shall be authorized to

acquire own shares of up to 10% of its share capital,

 at a price not differing more than 10% from the

market price of the shares, on or before 22 JUN 2012,

 the Board of Managing Directors shall be authorized

to use the shares for all legally permissible

purposes, especially to dispose of the shares in a

manner other than the Stock Exchange or an offer to

all shareholders if the shares are sold or floated on

 Foreign Stock Exchanges at a price not materially

below their market price, to use the shares for

acquisition purposes, within the scope of the

Company's Stock Option Plans or for satisfying

conversion or option rights, and to retire the shares

PROPOSAL #10.: Approval of the Control and Profit              ISSUER            YES             FOR                  FOR

Transfer Agreement with the Company's wholly-owned

subsidiary, Pfleiderer Erste Holding GmbH, effective

retroactively from 01 JAN 2010, until at least 31 DEC

 2015

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PHARMAXIS LTD

  TICKER:                  N/A                 CUSIP:   Q9030N106

  MEETING DATE:      10/21/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive the financial report, the            ISSUER             NO              N/A                  N/A

Directors' report and the Auditor's report of the

Company for the FYE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report of the            ISSUER            YES             FOR                  FOR

Company for the YE 30 JUN 2009

PROPOSAL #3.: Re-elect Mr. Richard van den Broek as a        ISSUER            YES             FOR                  FOR

 Non-Executive Director of the Company

PROPOSAL #4.: Approve, for the purposes of the                   ISSUER            YES         AGAINST           AGAINST

Listing Rule 10.14 of the Listing Rules of the

Australian Securities Exchange [ASX Listing Rule],

the Corporations Act 2001 [Cth] [Corporations Act]

and for all other purposes, to grant 200,000 employee

 options to Dr. Alan Robertson under the Company's

Employee Option Plan, resolved to be granted by the

Board on 22 JUN 2009 and upon exercise of those

options, the acquisition of a maximum of 200,000

ordinary shares underlying those options, in

accordance with the terms of the Employee Option Plan

PROPOSAL #5.: Approve, for the purposes of the                   ISSUER            YES             FOR                  FOR

Listing Rule 10.14 of the ASX Listing Rules, the

Corporations Act and for all other purposes, the

issue of 30,000 restricted fully paid ordinary shares

 to Mr. Richard van den Broek, resolved to be granted

 by the Board as specified

PROPOSAL #6.: Approve, in accordance with the ASX              ISSUER            YES             FOR                  FOR

Listing Rule 7.4, the issue and allotment in June

2009 of 20 million new fully paid ordinary shares in

the capital of the Company at AUD 2.35 per share as

specified

PROPOSAL #S.7: Approve the proportional takeover                ISSUER            YES             FOR                  FOR

provision contained in the Article 45 of the current

Constitution of the Company to be renewed for a

further 3 years from the date of the 2009 AGM as

specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PHIHONG TECHNOLOGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y6896C100

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations and the          ISSUER             NO              N/A                  N/A

2010 business plans

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD2.8366 per share  new

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of incorporation

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee  new

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans  new

PROPOSAL #B.6: Approve the proposal of capital                   ISSUER            YES             FOR                  FOR

reduction by cash return  new

PROPOSAL #B.7: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PHISON ELECTRONICS CORP

  TICKER:                  N/A                 CUSIP:   Y7136T101

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the report on the 2009                     ISSUER             NO              N/A                  N/A

business operations

PROPOSAL #A.2: Receive the 2009 audited reports                  ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Receive the report on the revision to         ISSUER             NO              N/A                  N/A

the rules of the Board meetings

PROPOSAL #A.4: Receive the report on the status of            ISSUER             NO              N/A                  N/A

new shares issuance via private placement

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution           ISSUER            YES             FOR                  FOR

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings

PROPOSAL #B.4: Amend the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #B.5: Approve the issuance of new shares via        ISSUER            YES             FOR                  FOR

 private placement

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PHOENIX MECANO AG, STEIN AM RHEIN

  TICKER:                  N/A                 CUSIP:   H62034121

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the 2009 annual report including          ISSUER            YES             FOR                  FOR

the Directors report, group accounts and financial

statements and the acceptance of the Auditors report

PROPOSAL #2: Grant discharge of the members of the            ISSUER            YES             FOR                  FOR

Board of Directors and management

PROPOSAL #3: Approve the decision on the                              ISSUER            YES             FOR                  FOR

appropriation of retained earnings and determination

PROPOSAL #4: Election of an Auditor KPMG AG                         ISSUER            YES             FOR                  FOR

PROPOSAL #5.1: Approve the cancellation of shares              ISSUER            YES             FOR                  FOR

from the 2008/2009 share buyback programme

PROPOSAL #5.2: Amend the Articles of Incorporation            ISSUER            YES             FOR                  FOR

(Article 3 Paragraph 1)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PHOENIX SOLAR AKTIENGESELLSCHAFT, SULZEMOOS

  TICKER:                  N/A                 CUSIP:   D6086J116

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the Group financial

 statements, the Group annual report, and the report

pursuant to Sections 289(4) and 315(4) of the German

Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 43,345,366.66 as follows:

 payment of a dividend of EUR 0.20 per no-par share

EUR 42,004,866.66 shall be carried forward ex-

dividend and payable date: 17 JUN 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: Awt Horwath GmbH, Munich

PROPOSAL #6.1: Elections to the Supervisory Board:            ISSUER            YES             FOR                  FOR

Johannes Michael Fishl

PROPOSAL #6.2: Elections to the Supervisory Board:            ISSUER            YES             FOR                  FOR

Thomas Zinser

PROPOSAL #6.3: Elections to the Supervisory Board:            ISSUER            YES             FOR                  FOR

Patrick Schweisthal

PROPOSAL #6.4: Elections to the Supervisory Board:            ISSUER            YES             FOR                  FOR

Klaus Hoefle

PROPOSAL #6.5: Elections to the Supervisory Board:            ISSUER            YES             FOR                  FOR

Oliver Gosemann

PROPOSAL #6.6: Elections to the Supervisory Board:            ISSUER            YES             FOR                  FOR

Torsten Hass

PROPOSAL #7.: Authorization to acquire own shares,            ISSUER            YES             FOR                  FOR

the Company shall be authorized to acquire own shares

 of up to 10% of its share capital, at a price not

differing more than 10% from the market price of the

shares, on or before 15 JUN 2015, the Board of

Managing Directors shall be authorized to sell the

shares on the Stock Exchange, to offer the shares to

all shareholders, to use the shares for mergers and

acquisitions, within the scope of the 2006 Stock

Option Plan, or for satisfying conversion/option

rights, to sell the shares at a price not materially

below their market price, and to retire the shares

PROPOSAL #8.: Resolution on the revocation of the              ISSUER            YES             FOR                  FOR

authorized capital 2006, the creation of new

authorized capital, and the corresponding amendment

to the Articles of Association the existing

authorized capital 2006 of up to EUR 1,603,000 shall

be revoked, the Board of Managing Directors shall be

authorized, with the consent of the Supervisory

Board, to increase the share capital by up to EUR

3,351,250 through the issue of new bearer no-par

shares against contributions in cash and/or kind, on

or before 15 JUN 2015 (authorized capital 2010),

shareholders shall be granted subscription rights

except for a capital increase of up to 10% of the

share capital against contributions in cash if the

shares are issued at a price not materially below

their market price, for the issue of shares against

contributions in kind, and for residual amounts

PROPOSAL #9.: Resolution on the authorization to                ISSUER            YES             FOR                  FOR

issue convertible and/or warrant bonds, the creation

of contingent capital, and the corresponding

amendment to the Articles of Association the Board of

 Managing Directors shall be authorized, with the

consent of the Supervisory Board, to issue bearer

bonds of up to EUR 200,000,000, having a term of up

to 5 years and conferring conversion and/or option

rights for shares of the Company, on or before 15 JUN

 2015, shareholders shall be granted subscription

rights except for the issue of bonds conferring

conversion and/or option rights for shares of the

Company of up to 10% of the share capital at a price

not materially below their theoretical market value,

for residual amounts, for the granting of such rights

 to holders of conversion or option rights, and for

the issue bonds against contributions in kind, the

Company's share capital shall be increased

accordingly by up to EUR 2,814,000 through the issue

of new shares, insofar as conversion and /or option

rights are exercised (contingent capital 2010)

PROPOSAL #10.: Amendments to the Articles of                       ISSUER            YES             FOR                  FOR

Association in accordance with the law on the

implementation of the Shareholder Rights Directive

(ARUG): (1) Section 13(3), in respect of the

shareholders' meeting being convened at least 30 days

 prior to the meeting; (2) Section 14(1), in respect

of shareholders being entitled to participate in and

vote at the shareholders' meeting, if they register

with the Company by the sixth day prior to the

meeting and provide evidence of their shareholding as

 per the 21st day prior to the meeting (3) Section

14(8), in respect of proxy-voting instructions being

issued in textual form and the Company being

authorized to reject one or more proxies, if a

shareholder appoints more than one proxy (4) Section

14(9), in respect of the Company being authorized to

appoint proxies who are obliged to vote at the

shareholders' meeting in accordance with the

shareholders' directives (5) Section 14(10), in

respect of the Board of Managing Directors being

authorized to allow shareholders to exercise their

voting rights in writing or electronically (absentee

voting); (6) Section 14(11), in respect of the Board

of Managing Directors being authorized to permit the

audiovisual transmission of the shareholders' meeting

 (7) Section 15(3), in respect of the financial

statements and annual report, the Group financial

statements and Group annual report, as well as the

proposal of the Board of Managing Directors on the

appropriation of the distributable profit and the

report of the Supervisory Board being displayed for

inspection by the shareholders at the offices of the

Company or on the Company's website from the time of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PIAGGIO & C. SPA, PONTEDERA

  TICKER:                  N/A                 CUSIP:   T74237107

  MEETING DATE:      4/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statement at 31         ISSUER             NO              N/A                  N/A

DEC 2009, the Board of Directors report and

destination of profits, the Board of Auditors report

and the Independent Auditors, any adjournment there

of, consolidated financial statement and report

PROPOSAL #O.2: Appointment of a Director, pursuant to        ISSUER             NO              N/A                  N/A

 article 2386 of the Italian Civil Code. Relating and

 resulting resolutions;

PROPOSAL #O.3: Amend the plan of stock option                     ISSUER             NO              N/A                  N/A

reserved to top Management and grant authority for

the disposal of Company's own shares  OGM held on 07

PROPOSAL #E.1: Approve the annulment of Company                 ISSUER             NO              N/A                  N/A

N.24.247.007 own shares; amendment of Article 5.1 of

statute; any adjournment thereof

PROPOSAL #E.2: Approve proposal for a paid and                   ISSUER             NO              N/A                  N/A

separable share capital increase, for an overall

nominal value of Euro 2,891,410.20 (in addition to a

share premium of Euro 6,673,309.80), excluding option

 rights - in accordance with article 2441, paragraphs

 5 and 8, of the Italian Civil Code and article 134

of Law Decree 58/1998 - to be subscribed to by the

beneficiaries of the 2007-2009 Stock Option Plan,

subject to the abolition of the clauses contained in

articles 5.4,5.5 and 5.6 of the Articles of

Association. Resulting amendments to article 5 of

the Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PIERRE ET VACANCES, PARIS

  TICKER:                  N/A                 CUSIP:   F4447W106

  MEETING DATE:      2/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the reports of the Board of            ISSUER            YES             FOR                  FOR

Directors and of the Auditors, approves the Company's

 financial statements for the year ended on 30 SEP

2009 as presented. accordingly, the shareholders'

meeting gives permanent discharge to the Directors

for the performance of their duties during the said

PROPOSAL #A.2: Approve the shareholders' meeting                ISSUER            YES             FOR                  FOR

resolves that the income of the fiscal year be

appropriated as follows: earnings for the financial

year: EUR 29, 292,709.38, plus the retained earnings

from previous year: EUR 456,241,260.33, i.e. a

distributable income: EUR 485,533,969.71, :70e:

allocated to the legal reserve: EUR 8,665.00, the

global dividend: EUR 13,229,36 4.00, the retained

earnings: EUR 47 2,295,940.71; the shareholders will

receive a net dividend of EUR 1.50 per share; this

dividend will be paid on 12 MAR 2010; in the event

that the Company holds some of its own shares on such

 date, the amount of the unpaid dividend on such

shares shall be allocated to the retained earnings

account. as required by law, it is reminded that, for

 the last three financial years, the dividends paid,

were as follows: EUR 2.70 for fiscal year 2007-2008

EUR 2.70 for fiscal year 2006-200 7, EUR 2.50 for

fiscal year 2005-20 06

PROPOSAL #A.3: Receive the reports of the Board of            ISSUER            YES             FOR                  FOR

Directors and of the Auditors, approves the

consolidated financial statements for the said

financial year in the form presented to the meeting ,

 showing a consolidated turnover 0f EUR

1,451,300,000.00 and net consolidated profits (group

share) of EUR 42,264,000.00

PROPOSAL #A.4: Approve to award total annual fees of         ISSUER            YES             FOR                  FOR

EUR 1,80,000.00 to the Directors

PROPOSAL #A.5: Receive the special report of the                ISSUER            YES             FOR                  FOR

Auditors on agreements governed by Articles l.225-38

et seq. of the french commercial code, approves the

conclusions of said report and the agreements

referred to therein

PROPOSAL #A.6: Approve the renewal of the term of Mr.        ISSUER            YES         AGAINST           AGAINST

 Gerard BREMOND as a Director for 3 year period

PROPOSAL #A.7: Approve the renewal of the term of Mr.        ISSUER            YES         AGAINST           AGAINST

 Sven BOINET as a Director for 3 year period

PROPOSAL #A.8: Approve the renewal of the term of Mr.        ISSUER            YES         AGAINST           AGAINST

 Olivier BREMOND as a Director for 3 year period

PROPOSAL #A.9: Approve the renewal of the term of Mr.        ISSUER            YES             FOR                  FOR

 Marc PASTURE as a Director for 3 year period

PROPOSAL #A.10: Approve the renewal of the term of            ISSUER            YES             FOR                  FOR

Mr. Ralf CORSTEN as a Director for 3 year period

PROPOSAL #A.11: Approve the renewal of the term of            ISSUER            YES         AGAINST           AGAINST

Mrs. Delphine BREMOND as a Director for 3 year period

PROPOSAL #A.12: Approve the renewal of the term of            ISSUER            YES         AGAINST           AGAINST

Mr. Andries Arij OLIJSLAGER as a Director for 3 year

PROPOSAL #A.13: Approve the renewal of the term of SA        ISSUER            YES         AGAINST           AGAINST

 Societe d'Investissement Touristique et Immobilier -

 S.I.T.I. as a Director for 3 year period

PROPOSAL #A.14: Approve the renewal of the term of            ISSUER            YES         AGAINST           AGAINST

the Company G.B. Developpement SAS as a Director for

3 year period

PROPOSAL #A.15: Approve the renewal of the term of            ISSUER            YES             FOR                  FOR

ERNST & YOUNG & Autres as a permanent Statutory

Auditor for 6 year period

PROPOSAL #A.16: Approve the renewal of the term of            ISSUER            YES             FOR                  FOR

A.A.C.E. - ILE DE FRANCE as a permanent Statutory

Auditor for a 6 year period

PROPOSAL #A.17: Approve the renewal of the term of            ISSUER            YES             FOR                  FOR

Mr. Pascal MACIOCE as a Deputy Auditor for a 6 year

PROPOSAL #A.18: Approve the renewal of the term of            ISSUER            YES             FOR                  FOR

Mr. Jean-Baptiste PONCET as a Deputy Auditor for 6

year period

PROPOSAL #A.19: Authorize the Board of Director to            ISSUER            YES         AGAINST           AGAINST

trade in the Company's shares on the stock market,

subject to the conditions described below; maximum

purchase price: EUR: 100.00, maximum number of shares

 to be acquired: 10% of the share capital, maximum

funds invested in the share buybacks EUR

74,487,900.00; this authorization is given for an 18

month period; authorize the Board of Directors to

take all necessary measures and accomplish all

necessary formalities; this authorization supersedes

the fraction unused of the authorization granted by

the shareholders meeting of 12 FEB 2009

PROPOSAL #E.20: Grant full powers to the Board of              ISSUER            YES             FOR                  FOR

Directors to reduce the share capital, on one or more

 occasions and at its sole discretion, by canceling

the shares by the Company in connection with the

stock repurchase plan of the resolution of  the

resolution 19 of the present meeting and other

previous plans, up to a maximum of 10% of the share

capital; this authorization is given for an 18-month

period; the shareholders meeting delegates all powers

 to the Board of Directors to take all necessary

measures and accomplish all necessary formalities;

this authorization supersedes the fraction unused of

the authorization granted by the shareholders meeting

 of 12 FEB 2009

PROPOSAL #E.21: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital, on one or more occasions, in

France or aboard, by a maximum nominal amount of EUR

44,000,000,00, by issuance, with preferred

subscription rights maintained, of shares and any

securities giving access  immediately or not to the

share capital; the maximum nominal amount of debts

securities which may be issued shall not exceed EUR

400,000,000.00; the authorization is granted for a 26

 month period; the shareholders meeting delegates all

 powers to the Board of Directors to take all

necessary measures and accomplish all necessary

formalities; this authorization supersedes the

fraction unused of the authorization granted by the

shareholders meeting of 12 FEB 2009

PROPOSAL #E.22: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

increase the capital on one or more occasions, in

France or abroad, by a maximum nominal amount of EUR

44, 000,000.00 by issunace through a public offering

of shares and any securities giving access

immediately or not to the share capital; the

extraordinary general meeting resolves to waive the

shareholders preferential subscription rights to the

securities to be issued the maximum nominal amount of

 the capital increases which may be carried out by

virtue of the present delegation shall count against

the global ceiling of EUR 44,000,000.00 set for the

in resolution 21 of the present EGM the maximum

nominal amount of debt securities which may be issued

 shall not exceed EUR 400,000,000.00 it being

provided that this maximum nominal amount shall count

 against the nominal amount of EUR 400,000,000.00 set

 for the in resolution 21 of the present EGM this

authorization is granted for a 26 month period; the

shareholders meeting delegates all powers to the

Board of Directors to take all necessary measures and

 accomplish all necessary formalities; this

authorization supersedes the fraction unused of the

authorization granted by the shareholders meeting of

PROPOSAL #E.23: the shareholders' meeting delegates          ISSUER            YES         AGAINST           AGAINST

to the Board of Directors the necessary powers to

proceed, on one or more occasions, in France or

abroad, by a maximum nominal amount of EUR

44,000,000.00, with the issue through an offer

governed by Article L 411-2 ii of the financial and

monetary code, of shares and any securities giving

access immediately or not to the share capital the

EGM resolves to waive the shareholders' preferential

subscription rights to the securities to be issued

the maximum nominal amount of the capital increases

which may be carried out by virtue of the present

delegation is limited to 20% of the share capital per

 year and shall count against the global ceiling of

EUR 44,000,000.00 set forth in Resolutions 21 and 22

of the present EGM the maximum nominal amount of debt

 securities which may be issued shall not exceed EUR

400,000,000.00, it being provided that this maximum

nominal amount shall count against the nominal amount

 of EUR 400,000,000.00 set forth in Resolutions 21

and 22 of the present EGM; this authorization is

granted for a 26-month period the shareholders'

meeting delegates all powers to the Board of

Directors to take all necessary measures and

accomplish all necessary formalities

PROPOSAL #E.24: Authorize the Board of Directors, for        ISSUER            YES         AGAINST           AGAINST

 a 26-month period and within the limit of 10 percent

 of the share capital per year, to set the issue

price of the shares and securities to be issued, in

accordance with the terms and conditions determined

by the present shareholders' meeting in its

resolutions 22 and 23

PROPOSAL #E.25: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the share capital, on one or more occasions,

 at its sole discretion, by issuing, with

cancellation of the preferential subscription rights,

 shares or any securities giving access to the share

capital in favour of the groups' or companies'

employees who are members of the company savings plan

 of the group (or of any existing or future corporate

 mutual fund); The maximum nominal amount of the

capital increase(s) which may be carried out by

virtue of the present authorization shall not exceed

EUR 850,000.00; this delegation is given for a 26-

month period the shareholders' meeting delegates all

powers to the board of directors to take all

necessary measures and accomplish all necessary

formalities; this authorization supersedes the

fraction unused of the authorization granted by the

shareholder this authorization supersedes the

fraction unused of the authorization granted by the

shareholders' meeting of 12 FEB 2009

PROPOSAL #E.26: Grants full powers to the bearer of          ISSUER            YES             FOR                  FOR

an original, a copy or extract of the minutes of this

 meeting to carry out all filings publications and

other formalities prescribed by law

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PIGEON CORPORATION

  TICKER:                  N/A                 CUSIP:   J63739106

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PIHSIANG MACHINERY MFG. CO LTD

  TICKER:                  N/A                 CUSIP:   Y69788100

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 financial statements                       ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The establishment for the rules of the        ISSUER             NO              N/A                  N/A

 Board meeting

PROPOSAL #A.5: The status of conversion, reduction            ISSUER             NO              N/A                  N/A

and delisting of the first local unsecured

convertible bonds

PROPOSAL #A.6: The status of the second local                     ISSUER             NO              N/A                  N/A

unsecured convertible bonds

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution           ISSUER            YES             FOR                  FOR

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.6: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit of year 2009

PROPOSAL #B.7: Other issues and Extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PIONEER CORPORATION

  TICKER:                  N/A                 CUSIP:   J63825145

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Change Company's              ISSUER            YES             FOR                  FOR

Location to Kawasaki-shi, Kanagawa

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PIRAEUS PORT AUTHORITY SA

  TICKER:                  N/A                 CUSIP:   X6560Q105

  MEETING DATE:      12/7/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend the Article 7 paragraph 7(A) and         ISSUER             NO              N/A                  N/A

(C) of Company's association

PROPOSAL #2.: Elect the new Board of Director members        ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Approve the determination of                          ISSUER             NO              N/A                  N/A

Independent Board of Director Members

PROPOSAL #4.: Approve the determination of Auditing          ISSUER             NO              N/A                  N/A

Committee according to Article 37 of Law 3693/2008

PROPOSAL #5.: Various announcements                                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PIRAEUS PORT AUTHORITY SA

  TICKER:                  N/A                 CUSIP:   X6560Q105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements for            ISSUER             NO              N/A                  N/A

10th Corporate use from 01 JAN 2009 to 31 DEC 2009

that are accompanied with Board of Directors annual

report and the Auditors report

PROPOSAL #2.: Grant discharge to the Board of                     ISSUER             NO              N/A                  N/A

Directors and the Auditors from all responsibility

for identification in reaction to the 10th Corporate

use  01 JAN 2009 to 31 DEC 2009

PROPOSAL #3.: Appointment of Auditors, regular and            ISSUER             NO              N/A                  N/A

surrogate, for the Corporate use from 01 JAN 2010 to

31 DEC 2010 and determination of their fees

PROPOSAL #4.: Approve the remuneration and                          ISSUER             NO              N/A                  N/A

compensations to the Board of Directors members for

the Corporate use 2009, according to Article 24

paragraph 2 of Law 2190/1920 as it is in effect, and

pre-approval for the Corporate use 2010

PROPOSAL #5.: Approve to modify the Article 2.4 of            ISSUER             NO              N/A                  N/A

the concession agreement between the Greek State and

P.P.A. SA (L3654/200/) in order to include the coast

Guard and customs buildings in the conceded

operational areas to PPA SA

PROPOSAL #6.: Approve the preparation of interim and         ISSUER             NO              N/A                  N/A

final ranking tables of applicants with university

degree for the filling of 40 job positions  position

code No I  of the tender 1/361M/2006 in accordance

with legislation of the Supreme Council for Civil

Personnel Selection

PROPOSAL #7.: Various announcements                                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PIRELLI & C.REAL ESTATE SPA, MILANO

  TICKER:                  N/A                 CUSIP:   T7630K107

  MEETING DATE:      4/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statement on 31         ISSUER             NO              N/A                  N/A

DEC 2009; any adjournment thereof

PROPOSAL #O.2: Appointment of three Directors and              ISSUER             NO              N/A                  N/A

reduction  of number of Members of Board

PROPOSAL #O.3: Appointment of Regular Auditors,                 ISSUER             NO              N/A                  N/A

Alternate Auditors and Chairman and approve

PROPOSAL #O.4: Approve the Share Buyback and Disposal        ISSUER             NO              N/A                  N/A

PROPOSAL #O.5: Approve the Incentive-Bonus Scheme in         ISSUER             NO              N/A                  N/A

favour of Directors and Employees; any adjournment

thereof

PROPOSAL #E.1: Amend the Article 7 and 22 of Statute;        ISSUER             NO              N/A                  N/A

 adjournment thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PIXART IMAGING INC

  TICKER:                  N/A                 CUSIP:   Y6986P102

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of the issuance of new                ISSUER             NO              N/A                  N/A

shares via private placement

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 5 per share

PROPOSAL #B.3: Approve the proposal of tax-free for          ISSUER            YES             FOR                  FOR

the issuance of new shares via private placement

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.6: Election of Ruo-Lan Liu  M220605139           ISSUER            YES         AGAINST           AGAINST

as a Supervisor

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES             FOR               AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PLASTIC OMNIUM, LEVALLOIS PERRET

  TICKER:                  N/A                 CUSIP:   F73325106

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the allocation of income                      ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the regulated agreements                      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve the consolidated financial                 ISSUER            YES             FOR                  FOR

statements

PROPOSAL #5: Grant discharge of duties to the Board          ISSUER            YES             FOR                  FOR

members

PROPOSAL #6: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

operate on the Company's shares

PROPOSAL #7: Approve the renewal of term of the firm         ISSUER            YES             FOR                  FOR

MAZARS as Permanent Co-Statutory Auditor

PROPOSAL #8: Appointment of Mr. Gilles Rainaut as              ISSUER            YES             FOR                  FOR

Substitute Co-Statutory Auditor

PROPOSAL #9: Appointment of ERNST & YOUNG et Autres          ISSUER            YES             FOR                  FOR

as Permanent Co-Satutory Auditor

PROPOSAL #10: Appointment of the Company Auditex as          ISSUER            YES             FOR                  FOR

Substitute Co-Statutory Auditor

PROPOSAL #11: Approve the setting the amount for                ISSUER            YES             FOR                  FOR

attendance allowances

PROPOSAL #12: Grant Powers                                                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PLATINUM ASSET MANAGEMENT LTD, SYDNEY NSW

  TICKER:                  N/A                 CUSIP:   Q7587R108

  MEETING DATE:      11/6/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' report for the          ISSUER             NO              N/A                  N/A

YE 30 JUN 2009, the financial report for that period

and the Auditors' report on these reports

PROPOSAL #2.: Adopt the remuneration report,                       ISSUER            YES             FOR                  FOR

contained in the Directors' report

PROPOSAL #3.: Re-elect Mr. Cole as a Director, who            ISSUER            YES             FOR                  FOR

retires by rotation in accordance with the Company's

Constitution

PROPOSAL #4.: Re-elect Mr. Halstead as a Director,            ISSUER            YES             FOR                  FOR

who retires by rotation in accordance with the

Company's Constitution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PLATINUM AUSTRALIA LTD

  TICKER:                  N/A                 CUSIP:   Q7664Y109

  MEETING DATE:      7/6/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Ratify, the purpose of Listing Rule 7.4        ISSUER            YES             FOR                  FOR

 and for all other purposes, the issue of 565,000

options for no consideration on 28 JUL 2008, each

option having an expiry date of 31 JUL 2012, to the

allottees, with the exercise price and otherwise on

the terms and conditions, as specified

PROPOSAL #2.: Ratify, for the purpose of Listing Rule        ISSUER            YES             FOR                  FOR

 7.4 and for all other purposes, the allotment and

issue of 27,000,000 shares (at an issue price of AUD

0.54 each) on 09 FEB 2009 to the allottees and on the

 terms and conditions, as specified

PROPOSAL #3.: Ratify, for the purpose of Listing Rule        ISSUER            YES             FOR                  FOR

 7.4 and  for all other purposes, the allotment and

issue of 5,332,827 shares (at an issue price of AUD

1.02 each) to the allottees and on the terms and

conditions, as specified

PROPOSAL #4.: Approve, subject to the passing of                ISSUER            YES             FOR                  FOR

Resolution 3 and for the purpose of Listing Rule 7.1

and for all other purposes, the allotment and issue

up to 54,667,173 shares at an issue price of AUD 1.02

 per share to the allottees and on the terms and

conditions, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PLATINUM AUSTRALIA LTD

  TICKER:                  N/A                 CUSIP:   Q7664Y109

  MEETING DATE:      11/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009 as set out in the Company's financial

report for the same period

PROPOSAL #2.: Re-elect Mr. Eric Hughes as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation in accordance with Rule 13.2

 of the Company's Constitution

PROPOSAL #3.: Ratify, for the purposes of Listing              ISSUER            YES             FOR                  FOR

Rule 7.4 of the Listing Rules of the Australian

Securities Exchange Ltd and for all other purposes,

the allotment and issue of 37,500,000 Ordinary Shares

PROPOSAL #4.: Ratify, for the purposes of Listing              ISSUER            YES             FOR                  FOR

Rule 7.4 of the Listing Rules of the Australian

Securities Exchange Ltd and for all other purposes,

the allotment and issue of 1,428,571 unlisted options

 exercisable at AUD 1.05 and expiring on 31 AUG 2011

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PMP LTD

  TICKER:                  N/A                 CUSIP:   Q7689M106

  MEETING DATE:      11/10/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements, the          ISSUER             NO              N/A                  N/A

Directors' report and the Auditor's report of PMP

Limited [PMP] for the FYE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report as                   ISSUER            YES             FOR                  FOR

specified

PROPOSAL #3.a: Elect Mr. Peter George as a Director,         ISSUER            YES             FOR                  FOR

in accordance with the Constitution

PROPOSAL #3.b: Elect Mr. Matthew Bickford-Smith as a         ISSUER            YES             FOR                  FOR

Director, in accordance with the Constitution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POHJOLA BANK PLC, HELSINKI

  TICKER:                  N/A                 CUSIP:   X5942F340

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Calling the meeting to order                             ISSUER             NO              N/A                  N/A

PROPOSAL #3: Election of persons to scrutinize the            ISSUER             NO              N/A                  N/A

minutes and to supervise the counting

PROPOSAL #4: Recording the legality of the meeting             ISSUER             NO              N/A                  N/A

PROPOSAL #5: Recording the attendance at the meeting         ISSUER             NO              N/A                  N/A

and adoption of the list of votes

PROPOSAL #6: Review by the President and CEO                       ISSUER             NO              N/A                  N/A

PROPOSAL #7: Adopt the accounts                                              ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve to take actions on profit or              ISSUER            YES             FOR                  FOR

loss; Board's proposal to a dividend of EUR 0.34 on

series a shares and EUR 0.31 on series K shares; in

addition,Board proposed to reserve max EUR 500,000

for donations

PROPOSAL #9: Grant discharge from liability                         ISSUER            YES             FOR                  FOR

PROPOSAL #10: Approve the remuneration of Board                 ISSUER            YES             FOR                  FOR

Members

PROPOSAL #11: Approve the number of Board Members               ISSUER            YES             FOR                  FOR

PROPOSAL #12: Re-election of Messrs. M. Auvinen, J.          ISSUER            YES         AGAINST           AGAINST

Hienonen, S. Kauppi, S. Lahteenmaki and T. Von

Weymarn as the Board Members and election of H.

Sailas as a new Board Member

PROPOSAL #13: Approve the remuneration of the Auditor        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #14: Election of KPMG OY AB as the Auditor           ISSUER            YES             FOR                  FOR

PROPOSAL #15: Amend the Article 10 of Articles of              ISSUER            YES             FOR                  FOR

Association

PROPOSAL #16: Authorize the Board to decide on                   ISSUER            YES             FOR                  FOR

issuing shares

PROPOSAL #17: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POLIMEX - MOSTOSTAL SA, SIEDLCE

  TICKER:                  N/A                 CUSIP:   X55869105

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the general meeting                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2: Appoint the Chairperson of the general          ISSUER            YES         ABSTAIN           AGAINST

meeting

PROPOSAL #3: Appoint the Returning Committee                       ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #4: Approve to ascertain that the general            ISSUER            YES         ABSTAIN           AGAINST

meeting has been convened in a correct manner and

that it is capable of adopting resolutions, and adopt

 the agenda

PROPOSAL #5.A: Approve to acquaint the general                   ISSUER            YES         ABSTAIN           AGAINST

meeting with significant elements of the content of

the merger plan regarding Polimex-Mostostal as the

acquiring company and the following company as

acquired company  hereinafter referred to as the

Merger Plan : Energomontaz-Polnoc Spolka Akcyjna with

 the registered office in Warsaw at ul. Przemyslowa

30, 00-450 Warsaw, Poland, registered in the register

 of entrepreneurs of the National Court Register

maintained by the District Court for the capital city

 of Warsaw in Warsaw, XII Commercial Division of the

National Court Register, under no. KRS 0000008564

hereinafter referred to as Energomontaz

PROPOSAL #5.B: Approve to acquaint the general                   ISSUER            YES         ABSTAIN           AGAINST

meeting with significant elements of the content of

the merger plan regarding Polimex-Mostostal as the

acquiring company and the following company as

acquired company  hereinafter referred to as the

Merger Plan : Naftobudowa Spolka Akcyjna with the

registered office in Krakow at ul. Powstancow 66, 31-

670 Krakow, registered in the register of

entrepreneurs of the National Court Register

maintained by the District Court for Krakow-

Srodmiescie, XI Commercial Division of the National

Court Register under no. KRS 0000002864  hereinafter

PROPOSAL #5.C: Approve to acquaint the general                   ISSUER            YES         ABSTAIN           AGAINST

meeting with significant elements of the content of

the merger plan regarding Polimex-Mostostal as the

acquiring company and the following Company as

acquired company  hereinafter referred to as the

Merger Plan : Naftoremont spolka z ograniczona

odpowiedzialnoscia with the registered office in

Plock at ul. Zglenickiego 46, 00-411 Plock, Poland,

registered in the register of entrepreneurs of the

National Court Register maintained by the District

Court for the capital city of Warsaw in Warsaw, XIV

Commercial Division of the National Court Register,

under no. KRS 0000044067  hereinafter referred to as

PROPOSAL #5.D: Approve to acquaint the general                   ISSUER            YES         ABSTAIN           AGAINST

meeting with significant elements of the content of

the merger plan regarding Polimex-Mostostal as the

acquiring company and the following company as

acquired company  hereinafter referred to as the

Merger Plan :  Zaklady Remontowe Energetyki Krakow

spolka z ograniczona odpowiedzialnoscia with the

registered office in Krakow at ul. Wadowicka 14, 30-

415 Krakow, registered in the register of

entrepreneurs of the National Court Register

maintained by the District Court for Krakow-

Srodmiescie, XI Commercial Division of the National

Court Register under no. KRS 0000043063  hereinafter

PROPOSAL #5.E: Approve to acquaint the general                   ISSUER            YES         ABSTAIN           AGAINST

meeting with significant elements of the content of

the merger plan regarding Polimex-Mostostal as the

acquiring company and the following company as

acquired company  hereinafter referred to as the

Merger Plan : Zaklady Remontowe Energetyki Lublin

Spolka Akcyjna with the registered office in Lublin

at ul. Garbarska 20, 20-340 Lublin, Poland,

registered in the Register of Entrepreneurs of the

National Court Register maintained by the District

Court in Lublin, XI Commercial Division of the

National Court Register, under KRS no. 0000002023

hereinafter referred to as ZRE Lublin

PROPOSAL #5.F: Approve to acquaint the general                   ISSUER            YES         ABSTAIN           AGAINST

meeting with significant elements of the content of

the merger plan regarding Polimex-Mostostal as the

acquiring company and the following Company as

acquired company  hereinafter referred to as the

Merger Plan : EPE-Rybnik spolka z ograniczona

odpowiedzialnoscia with the registered office in

Rybnik at ul. Podmiejska 87D, 44-207 Rybnik, Poland,

registered in the register of entrepreneurs of the

National Court Register maintained by the District

Court in Gliwice, X Commercial Division of the

National Court Register, under no. KRS 0000117914

hereinafter referred to as EPE Rybnik

PROPOSAL #5.G: Approve to acquaint the general                   ISSUER            YES         ABSTAIN           AGAINST

meeting with significant elements of the content of

the merger plan regarding Polimex-Mostostal as the

acquiring company and the following company as

acquired company  hereinafter referred to as the

Merger Plan : ECeRemont spolka z ograniczona

odpowiedzialnoscia with the registered office in

Zielona Gora at ul. Zjednoczenia 103, 65-120 Zielona

Gora, Poland, registered in the Register of

Entrepreneurs of the National Court Register

maintained by the District Court for the capital city

 of Warsaw in Warsaw, XII Commercial Division of the

National Court Register, under no. KRS 0000135239

PROPOSAL #6.A: Adopt a resolution, in the course of          ISSUER            YES         ABSTAIN           AGAINST

Article 506 of the CCC, regarding: Merger in the

course of Article 492 (1) (1) of the CCC by means of

transfer of the entire assets of Energomontaz onto

Polimex-Mostostal in return for stock which Polimex-

Mostostal shall grant to Energomontaz stockholders

other than Polimex-Mostostal

PROPOSAL #6.B: Adopt a resolution, in the course of          ISSUER            YES         ABSTAIN           AGAINST

Article 506 of the CCC, regarding: consent to the

Merger Plan

PROPOSAL #6.C: Adopt a resolution, in the course of          ISSUER            YES         ABSTAIN           AGAINST

Article 506 of the CCC, regarding: amendments to the

Statutes of Polimex-Mostostal including, among other

things, amendments pertaining to the Merger

PROPOSAL #7.A: Adopt a resolution, in the course of          ISSUER            YES         ABSTAIN           AGAINST

Article 506 of the CCC, regarding: Merger in the

course of Article 492 (1) (1) of the CCC by means of

transfer of the entire assets of Naftobudowa onto

Polimex-Mostostal in return for stock which Polimex-

Mostostal shall grant to Naftobudowa stockholders

other than Polimex-Mostostal and Naftoremont

PROPOSAL #7.B: Adopt a resolution, in the course of          ISSUER            YES         ABSTAIN           AGAINST

Article 506 of the CCC, regarding: consent to the

Merger Plan

PROPOSAL #7.C: Adopt a resolution, in the course of          ISSUER            YES         ABSTAIN           AGAINST

Article 506 of the CCC, regarding: amendments to the

Statutes of Polimex-Mostostal including, among other

things, amendments pertaining to the Merger

PROPOSAL #8.A: Adopt a resolution, in the course of          ISSUER            YES         ABSTAIN           AGAINST

Article 506 of the CCC, regarding: Merger in the

course of Article 492 (1) (1) of the CCC by means of

transfer of the entire assets of Naftoremont onto

Polimex-Mostostal in return for stock which Polimex-

Mostostal shall grant to Naftoremont partners other

than Polimex-Mostostal

PROPOSAL #8.B: Adopt a resolution, in the course of          ISSUER            YES         ABSTAIN           AGAINST

Article 506 of the CCC, regarding: consent to the

Merger Plan

PROPOSAL #8.C: Adopt a resolution, in the course of          ISSUER            YES         ABSTAIN           AGAINST

Article 506 of the CCC, regarding: amendments to the

Statutes of Polimex-Mostostal including, among other

things, amendments pertaining to the Merger

PROPOSAL #9.A: Adopt a resolution, in the course of          ISSUER            YES         ABSTAIN           AGAINST

Article 506 of the CCC, regarding: Merger in the

course of Article 492 (1) (1) of the CCC by means of

transfer of the entire assets of ZRE Krakow onto

Polimex-Mostostal in return for stock which Polimex-

Mostostal shall grant to ZRE Krakow partners other

than Polimex-Mostostal

PROPOSAL #9.B: Adopt a resolution, in the course of          ISSUER            YES         ABSTAIN           AGAINST

Article 506 of the CCC, regarding: consent to the

Merger Plan

PROPOSAL #9.C: Adopt a resolution, in the course of          ISSUER            YES         ABSTAIN           AGAINST

Article 506 of the CCC, regarding: amendments to the

Statutes of Polimex-Mostostal including, among other

things, amendments pertaining to the Merger

PROPOSAL #10.A: Adopt a resolution, in the course              ISSUER            YES         ABSTAIN           AGAINST

provided for in Article 506 of the CCC, regarding:

Merger in the course of Article 492 (1) (1) of the

CCC by means of transfer of the entire assets of ZRE

Lublin onto Polimex-Mostostal in return for stock

which Polimex-Mostostal shall grant to ZRE Lublin

stockholders other than Polimex-Mostostal and

Energomontaz

PROPOSAL #10.B: Adopt a resolution, in the course              ISSUER            YES         ABSTAIN           AGAINST

provided for in Article 506 of the CCC, regarding:

consent to the Merger Plan

PROPOSAL #10.C: Adopt a resolution, in the course              ISSUER            YES         ABSTAIN           AGAINST

provided for in Article 506 of the CCC, regarding:

amendments to the Statutes of Polimex-Mostostal

including, among other things, amendments pertaining

to the Merger

PROPOSAL #11.A: Adopt a resolution, in the course of         ISSUER            YES         ABSTAIN           AGAINST

Article 506 of the CCC, regarding: Merger in the

course of Article 492 (1) (1) of the CCC in relation

to Article 515 (1) of the CCC, by means of transfer

of the entire assets of EPE Rybnik onto Polimex-

Mostostal without increasing the business capital of

Polimex-Mostostal by an amount equal to the value of

EPE Rybnik shares

PROPOSAL #11.B: Adopt a resolution, in the course of         ISSUER            YES         ABSTAIN           AGAINST

Article 506 of the CCC, regarding: consent to the

Merger Plan

PROPOSAL #11.C: Adopt a resolution, in the course of         ISSUER            YES         ABSTAIN           AGAINST

Article 506 of the CCC, regarding: amendments to the

Statutes of Polimex-Mostostal including, among other

things, amendments pertaining to the Merger

PROPOSAL #12.A: Adopt a resolution, in the course              ISSUER            YES         ABSTAIN           AGAINST

provided for in Article 506 of the CCC, regarding:

Merger in the course of Article 492 (1) (1) of the

CCC in relation to Article 515 (1) of the CCC, by

means of transfer of the entire assets of ECeRemont

onto Polimex-Mostostal without increasing the

business capital of Polimex-Mostostal by an amount

equal to the value of ECeRemont shares

PROPOSAL #12.B: Adopt a resolution, in the course              ISSUER            YES         ABSTAIN           AGAINST

provided for in Article 506 of the CCC, regarding:

consent to the Merger Plan

PROPOSAL #12.C: Adopt a resolution, in the course              ISSUER            YES         ABSTAIN           AGAINST

provided for in Article 506 of the CCC, regarding:

amendments to the Statutes of Polimex-Mostostal

including, among other things, amendments pertaining

to the Merger

PROPOSAL #13.: Adopt a resolution on the increase of         ISSUER            YES         ABSTAIN           AGAINST

the business capital of Polimex-Mostostal

PROPOSAL #14: Adopt a resolution on the authorization        ISSUER            YES         ABSTAIN           AGAINST

 for the Management Board of Polimex-Mostostal

PROPOSAL #15: Adopt a uniform text of the Statutes of        ISSUER            YES         ABSTAIN           AGAINST

 Polimex-Mostostal

PROPOSAL #16: Closure of the general meeting                       ISSUER            YES         ABSTAIN           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POLIMEX - MOSTOSTAL SA, SIEDLCE

  TICKER:                  N/A                 CUSIP:   X55869105

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening the meeting                                            ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of the Chairman                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the statement of meeting's legal        ISSUER            YES             FOR                  FOR

 validity and its ability to adopt resolutions

PROPOSAL #4: Election of Scrutiny Commission                       ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the evaluation and Company's              ISSUER            YES             FOR                  FOR

financial report for 2009 and Management Board's

report on Company's activity for 2009

PROPOSAL #7: Approve the evaluation and consolidated         ISSUER            YES             FOR                  FOR

financial report for capital group for 2009 and

report from Management Board of dominant Company from

 group's activity for 2009

PROPOSAL #8: Approve the evaluation and Supervisory          ISSUER            YES             FOR                  FOR

Board's report on its activity for 2009 and assesment

 of the results Company's financial reports for 2009,

 consolidated financial report on capital group for

2009, assesment of management Board's report from

Company's activity for 2009 and Management Board of

dominant Company report from group's activity for 2009

PROPOSAL #9: Approve the evaluation and Management            ISSUER            YES             FOR                  FOR

Board's proposal concerning distribution of net

profit for 2009

PROPOSAL #10: Approve the acceptance of fulfillment          ISSUER            YES             FOR                  FOR

of the duties of Members of Management Board and

Supervisory Board in 2009

PROPOSAL #11: Adopt the resolution on election of              ISSUER            YES             FOR                  FOR

Members of Supervisory Board for next term of office

PROPOSAL #12: Adopt the resolution on changes in                ISSUER            YES             FOR                  FOR

Company's Statute

PROPOSAL #13: Adopt the resolution on authorizing the        ISSUER            YES             FOR                  FOR

 Management Board to conduct the conversion of

registered shares to bearer shares

PROPOSAL #14: Adopt the resolution on establishing            ISSUER            YES             FOR                  FOR

unified text of statute

PROPOSAL #15: Closing the meeting                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POLNORD S.A., GDANSK

  TICKER:                  N/A                 CUSIP:   X6671C102

  MEETING DATE:      1/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting and elect the            ISSUER            YES             FOR                  FOR

Chairman of EGM

PROPOSAL #2.: Approve the statement of meeting's                ISSUER            YES             FOR                  FOR

legal validity and its ability to adopt resolutions

PROPOSAL #3.: Approve the agenda and resolution on            ISSUER            YES             FOR                  FOR

new regulations of general meeting

PROPOSAL #4.: Approve the changes in the Company                ISSUER            YES             FOR                  FOR

Statute

PROPOSAL #5.: Closing the meeting                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POLNORD S.A., GDANSK

  TICKER:                  N/A                 CUSIP:   X6671C102

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the OGM                                              ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of the Chairman of the OGM                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve to confirm the legality of                 ISSUER            YES             FOR                  FOR

convening the OGM and its capacity to adopt

PROPOSAL #4: Election of the Voting Commission                    ISSUER            YES             FOR                  FOR

PROPOSAL #5.a: Receive the presentation by the                   ISSUER            YES             FOR                  FOR

Supervisory Board on evaluation of the Management

Board's report on the activity of the Company in 2009

 and the financial statement for 2009

PROPOSAL #5.b: Receive the presentation by the                   ISSUER            YES             FOR                  FOR

Supervisory Board on evaluation of the Management

Board's report on the activity of the Capital Group

in 2009 and the consolidated financial statement of

the Capital Group for 2009

PROPOSAL #5.c: Receive the presentation by Management        ISSUER            YES             FOR                  FOR

 Board on allocation of profits for 2009

PROPOSAL #5.d: Receive the presentation by the                   ISSUER            YES             FOR                  FOR

Supervisory Board on review of the Management Board's

 motion on allocation of profits for 2009

PROPOSAL #5.e: Receive the presentation by the                   ISSUER            YES             FOR                  FOR

Supervisory Board on the Supervisory Board's report

on overall Company's standing and evaluation of

internal control and risk management systems of the

PROPOSAL #5.f: Receive the presentation by the                   ISSUER            YES             FOR                  FOR

Supervisory Board on the Supervisory Board's report

on the overall Capital Group's standing and

evaluation of internal control and risk management

systems of the Capital Group

PROPOSAL #5.g: Receive the presentation by the                   ISSUER            YES             FOR                  FOR

Supervisory Board on the Supervisory Board on its

activity together with committees' activity

assessment and its assessment

PROPOSAL #5.h: Receive the presentation by the                   ISSUER            YES             FOR                  FOR

Supervisory Board on the Supervisory Board on

evaluation

PROPOSAL #5.i: Receive the presentation by the                   ISSUER            YES             FOR                  FOR

Management Board on changes in the Company's Statute

and changes of the Supervisory Board's regulations

PROPOSAL #5.j: Receive the presentation by the                   ISSUER            YES             FOR                  FOR

Supervisory Board on its opinion on issues to be

considered by the GMS

PROPOSAL #6: Receive and approve the Management                 ISSUER            YES             FOR                  FOR

Board's report on the activity of the Company in 2009

 and the Management Board's report on the activity of

 the Capital Group for 2009

PROPOSAL #7: Receive and approve the financial                   ISSUER            YES             FOR                  FOR

statement for 2009

PROPOSAL #8: Receive and approve the consolidated              ISSUER            YES             FOR                  FOR

financial statement for 2009

PROPOSAL #9: Adopt a resolution on the allocation of         ISSUER            YES             FOR                  FOR

profits for 2009

PROPOSAL #10: Receive and approval of the Supervisory        ISSUER            YES             FOR                  FOR

 Board's report on the activity in 2009

PROPOSAL #11: Approve the vote of acceptance to the          ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #12: Approve the vote of acceptance to the          ISSUER            YES             FOR                  FOR

Management Board

PROPOSAL #13: Amend the Company's Statute                             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #14: Authorize the Supervisory Board to                ISSUER            YES         AGAINST           AGAINST

establish uniform text of the Statute

PROPOSAL #15: Approve the changes in the regulations         ISSUER            YES             FOR                  FOR

of the Supervisory Board

PROPOSAL #16: Authorize the Supervisory Board to                ISSUER            YES             FOR                  FOR

establish uniform text of the Supervisory Board's

regulations

PROPOSAL #17: Closing of the OGM                                            ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POLY (HONG KONG) INVESTMENTS LTD

  TICKER:                  N/A                 CUSIP:   Y70620102

  MEETING DATE:      10/13/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the S&P Agreement [as specified        ISSUER            YES             FOR                  FOR

 in the circular dated 25 SEP 2009 [the Circular]

dispatched to the shareholders of the Company], a

copy of which has been produced to the meeting marked

 A and signed by the Chairman of the meeting for

identification purpose, and the transaction

contemplated therein and the authorize the Directors

of the Company for and on behalf of the Company to

sign and execute the S&P Agreement and to do such

things [including but not limited to signing any

further documents, instruments and agreements] as

they may consider necessary to give effect to such

transaction; approve the allotment and issue of the

Consideration Shares [as specified in the Circular]

to Poly Holdings [as specified in the Circular] or

its nominees pursuant to the terms of the S&P

Agreement; and authorize the Directors [Directors] of

 the Company to allot and issue the Consideration

Shares in accordance with the terms of the S&P

Agreement and to do all such acts and things as they

consider necessary or expedient for the purpose of

giving effect to the S&P Agreement and completing the

 transactions contemplated thereby

PROPOSAL #2.: Authorize the Directors, to allot,                ISSUER            YES         AGAINST           AGAINST

issue and deal with additional shares in the capital

of the Company and to make or grant offers,

agreements and options, during and after the relevant

 period, not exceeding 20% of the aggregate nominal

amount of the share capital of the Company in issue

at the date of passing this resolution, otherwise

than pursuant to a rights issue [as hereinafter

defined] or the exercise of any option under the

Share Option Scheme of the Company, [Authority

expires the earlier of the conclusion of the next AGM

 of the Company or the expiration of the period

within which the next AGM is required by the Articles

 of Association of the Company or by any applicable

PROPOSAL #3.: Authorize the Directors, to repurchase         ISSUER            YES             FOR                  FOR

its own shares of HKD 0.50 each [the Share] of the

Company of the Rules Governing the Listing of

Securities on the Stock Exchange of Hong Kong Limited

 ,subject to and in accordance with all applicable

laws, during the relevant period; not exceeding 10%

of the aggregate nominal amount of the share capital

of the Company in issue at the date of passing of

this resolution; [Authority expires the earlier of

the conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required by the Articles of

Association of the Company or by any applicable law

PROPOSAL #4.: Approve, conditional upon passing                 ISSUER            YES         AGAINST           AGAINST

Resolutions 2 and 3 respectively as specified, to

extend the general mandate granted to the Directors

of the Company to allot, issue and deal with

additional shares pursuant to the Resolution 2, by

the addition thereto of an amount representing the

aggregate nominal of the share capital of the Company

 purchased by the Company under the authority granted

 pursuant to Resolution 3, provided that such amount

shall not exceed 10% of the aggregate nominal amount

of the share capital of the Company in issue at the

date of passing this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POONGSAN CORP, PYEONGTAEK

  TICKER:                  N/A                 CUSIP:   Y7021M104

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the second balance sheet, income        ISSUER            YES             FOR                  FOR

 statement, the proposed disposition of retained

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Election of Directors: Candidates: Jin          ISSUER            YES             FOR                  FOR

Ryu, Mokki Ryu, Sangyoung Choi,

PROPOSAL #4: Approve the remuneration for Directors           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Approve the remuneration for Auditors             ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PORTS DESIGN LTD

  TICKER:                  N/A                 CUSIP:   G71848124

  MEETING DATE:      6/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the  audited financial                        ISSUER            YES             FOR                  FOR

statements and the reports of the Directors of the

Company and the  Auditors of the Company for the YE

PROPOSAL #2: Re-appoint the Auditors and  authorize          ISSUER            YES             FOR                  FOR

the Board of Directors to  fix their remuneration

PROPOSAL #3.A.1: Re-elect Mr. Han Kiat Edward Tan as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3.A.2: Re-elect Mr. Kai Tai Alfred Chan as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3.A.3: Re-elect Mr. Pierre Frank  Bourque          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #3.A.4: Re-elect Ms. Julie Ann Enfield as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.A.5: Re-elect Mr. Rodney Ray Cone as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.A.6: Re-elect Ms. Wei Lynn Valarie Fong          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #3.B: Election of  Mr. Peter Nikolaus                  ISSUER            YES             FOR                  FOR

Bromberger as an Independent Non-Executive Director

PROPOSAL #3.C: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix their remuneration

PROPOSAL #4.A: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to issue and allot Shares not exceeding 20% of the

issued share capital of the Company as at the date of

 passing this resolution

PROPOSAL #4.B: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to repurchase Shares not exceeding 10% of the issued

 share capital of the Company as at the date of

passing this resolution

PROPOSAL #4.C: Approve to extend the general mandate         ISSUER            YES             FOR                  FOR

granted to the Directors of the Company for the issue

 of additional Shares

PROPOSAL #4.D: Approve an amendment to the By-laws of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #4.E: Approve an amendment to the Share                ISSUER            YES             FOR                  FOR

Option Scheme adopted on 14 NOV 2003

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PORTUCEL INDL EMPRESA PRODUTORA CELULOSE S A

  TICKER:                  N/A                 CUSIP:   X67182109

  MEETING DATE:      3/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Management report, balance          ISSUER             NO              N/A                  N/A

sheet and accounts for 2009

PROPOSAL #2: Receive the report, balance sheet and            ISSUER             NO              N/A                  N/A

consolidated accounts for 2009

PROPOSAL #3: Approve the appropriation of profits               ISSUER             NO              N/A                  N/A

PROPOSAL #4: Approve the general assessment of the            ISSUER             NO              N/A                  N/A

Management and Supervision of the Company

PROPOSAL #5: Ratify the designation of an                            ISSUER             NO              N/A                  N/A
Administrator by Co-optation

PROPOSAL #6: Approve the salary status of the                     ISSUER             NO              N/A                  N/A

Governing Bodies

PROPOSAL #7: Approve the salary of the Salary                     ISSUER             NO              N/A                  N/A

Commission

PROPOSAL #8: Approve the acquisition and disposal of         ISSUER             NO              N/A                  N/A

own shares and bonds  within the terms of Article 319

 320 and 354 of the Commercial Companies Code

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POSDATA COMPANY LTD, SONGNAM

  TICKER:                  N/A                 CUSIP:   Y7075C101

  MEETING DATE:      12/8/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the merger and acquisition                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.: Approve the partial amendment to                   ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3.: Elect the Directors                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POSDATA COMPANY LTD, SONGNAM

  TICKER:                  N/A                 CUSIP:   Y7075C101

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3.1: Election of Namseok Huh as an inside          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.2: Election of Youngseop Kim as an inside        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.3: Election of Dongwook Shim as an inside        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.4: Election of Yanghee Choi as an outside        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #4: Election of Jaekoo Cho as an Executive          ISSUER            YES             FOR                  FOR

Auditor

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #6: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POWERTECH TECHNOLOGY INC

  TICKER:                  N/A                 CUSIP:   Y7083Y103

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of assets impairment                    ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES         ABSTAIN           AGAINST

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES         ABSTAIN           AGAINST

proposed cash dividend: TWD 3.5per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES         ABSTAIN           AGAINST

Incorporation

PROPOSAL #B.4: Approve to release the prohibition on         ISSUER            YES         ABSTAIN           AGAINST

Directors from participation in competitive business

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         ABSTAIN               FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  POYRY OYJ

  TICKER:                  N/A                 CUSIP:   X4032L101

  MEETING DATE:      3/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Calling the meeting to order                           ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Election of persons to scrutinize the          ISSUER             NO              N/A                  N/A

minutes and to supervise the counting

PROPOSAL #4.: Recording the legality of the meeting           ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Recording the attendance at the meeting        ISSUER             NO              N/A                  N/A

 and adoption of the list of votes

PROPOSAL #6.: Presentation of the annual accounts,            ISSUER             NO              N/A                  N/A

the report of the Board of Directors and the

Auditor's report for the year 2009

PROPOSAL #7.: Adopt the accounts                                            ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Approve the actions on profit or loss          ISSUER            YES             FOR                  FOR

and to pay a dividend of EUR 0.10 per share

PROPOSAL #9.: Grant discharge from liability                       ISSUER            YES             FOR                  FOR

PROPOSAL #10.: Approve the remuneration of Board                ISSUER            YES             FOR                  FOR

Members

PROPOSAL #11.: Approve the number of Board Members             ISSUER            YES             FOR                  FOR

PROPOSAL #12.: Re-elect Messrs. H. Ehrnrooth, H.                ISSUER            YES             FOR                  FOR

Lehtonen, P. Ala-Pietila, A. Fries, M. Obermayer,

K.De Segundo and elect G. Ehrnrooth to the Board

PROPOSAL #13.: Approve the remuneration of the Auditor      ISSUER            YES             FOR                  FOR

PROPOSAL #14.: Acknowledge that KPMG Oy AB continues         ISSUER            YES             FOR                  FOR

as Auditor

PROPOSAL #15.: Amend the Article 8 of the Articles of        ISSUER            YES             FOR                  FOR

 Association

PROPOSAL #16.: Authorize the Board to decide on                 ISSUER            YES             FOR                  FOR

acquiring Company's own shares

PROPOSAL #17.: Authorize the Board to decide on                 ISSUER            YES         AGAINST           AGAINST

making a donation to Aalto University

PROPOSAL #18.: Closing of the meeting                                    ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PRAJ INDUSTRIES LTD

  TICKER:                  N/A                 CUSIP:   Y70770139

  MEETING DATE:      7/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES         ABSTAIN           AGAINST

sheet as at 31 MAR 2009 and the profit & loss Account

 for the YE on that date together with the reports of

 Board of Directors and the Auditors thereon

PROPOSAL #2.: Re-appoint Ms. Parimal Chaudhari as a          ISSUER            YES         ABSTAIN           AGAINST

Director, who retires by rotation

PROPOSAL #3.: Re-appoint Mr. Daljit Mirchandani as a         ISSUER            YES         ABSTAIN           AGAINST

Director, who retires by rotation

PROPOSAL #4.: Appoint the Auditors to hold office              ISSUER            YES         ABSTAIN           AGAINST

from the conclusion of this meeting till the

conclusion of the next AGM and authorize the Board to

 fix their remuneration

PROPOSAL #S.5: Amend, pursuant to Section 31 of the          ISSUER            YES         ABSTAIN           AGAINST

Companies Act, 1956, and any other applicable

provisions of the Act and subject to approval of the

ensuing AGM, the Articles of Association of the

Company as specified

PROPOSAL #S.6: Approve, pursuant to second proviso to        ISSUER            YES         ABSTAIN           AGAINST

 Section 309[4] read with Section 310 of the

Companies Act, 1956, and subject to the approval of

Central Government in this behalf and such other

approvals as may be required, the payment of

commission on profits to the Non-Executive Directors

at the rate not exceeding 3% of the net profits to be

 computed in the manner laid down in Section 198[1]

of the Act, to be distributed amongst such Directors

in such manner as may be determined by the Board of

Directors from time to time; and approval granted by

this resolution shall be effective in respect of

payments relating to a period of 5 financial years

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PRAKTIKER BAU- UND HEIMWERKERMAERKTE HOLDING AG, K

  TICKER:                  N/A                 CUSIP:   D6174B108

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements and annual report, the report pursuant to

 Sections 289(4) and 315(4) of the German Commercial

Code, and the proposal on the appropriation of the

distributable profit

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 11,908,452.61 as follows:

 payment of a dividend of EUR 0.10 per share, EUR

6,000,000 shall be allocated to the revenue reserves

EUR 108,452.61 shall be carried forward ex-dividend

date: 24 MAY2010, payable date: 25 MAY 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Approval of the compensation system for        ISSUER            YES             FOR                  FOR

 the Board of Managing Directors, as described in the

 Company's 2009 annual report, to be found on its web

 site

PROPOSAL #6.: Appointment of the Auditors for the              ISSUER            YES             FOR                  FOR

2010 FY: PricewaterhouseCoopers AG, Frankfurt

PROPOSAL #7.: Authorization to acquire own shares,            ISSUER            YES             FOR                  FOR

the Company shall be authorized to acquire own shares

 of up to EUR 5,800,000, at a price neither more than

 10% above, nor more than 20% below, the market price

 of the shares, on or before 20 MAY 2015, the Board

of Managing Directors shall be authorized to use the

shares for acquisition purposes, to sell the shares

at a price not materially below their market price,

to use the shares to fulfill option or conversion

rights, and to retire the shares

PROPOSAL #8.: Authorization to use derivatives for            ISSUER            YES             FOR                  FOR

the acquisition of own shares as per item 7

PROPOSAL #9.: Resolution on the revision of the                 ISSUER            YES             FOR                  FOR

authorized capital, and the corresponding amendments

to the Articles of Association, the authorized

capital 2005/I shall be revoked, the Board of

Managing Directors shall be authorized, with the

consent of the Supervisory Board, to increase the

share capital by up to EUR 25,000,000 through the

issue of new bearer shares against payment in cash

and/or kind, on or before 20 MAY 2015 [authorized

capital 2010/I], shareholders shall be granted

subscription rights, except for residual amounts, for

 the granting of subscription rights to holders of

option or conversion rights, for the issue of shares

for acquisition purposes, and for the issue of shares

 at a price not materially below their market price

PROPOSAL #10.: Resolution on the authorization to              ISSUER            YES             FOR                  FOR

issue warrant, convertible or income bonds, or

profit-sharing rights, the alteration of the

contingent capital, and the corresponding amendments

to the Articles of Association, the Board of Managing

 Directors shall be authorized, with the consent of

the Supervisory Board, to issue bonds or profit-

sharing rights of up to EUR 500,000,000, conferring

an option or conversion right for new bearer shares

of the company, on or before 30 MAY 2015,

shareholders shall be granted subscription rights,

except for residual amounts, for the granting of

subscription rights to holders of previously issued

bonds, for the issue of bonds for acquisition

purposes, for the issue of bonds at a price not

materially below their theoretical market value, and

for the issue of profit-sharing rights or income

bonds with debenture like features, the previous

authorization to issue warrant and/or convertible

bonds shall be revoked, the contingent capital 2006/I

 shall be adjusted to accommodate the issue of shares

 resulting from the above mentioned bonds or profit-

PROPOSAL #11.: Amendments to the Articles of                       ISSUER            YES             FOR                  FOR

Association in connection with the Shareholder Right

Directive Implementation Law [ARUG] a) Section 14.2

shall be amended in respect of the deadline for

announcing the shareholders' meeting being 30 days

prior to the meeting, ex-tended by the length of the

registration period, b) Section 15 shall be revised

in respect of participation in and voting at

shareholders' meetings being contingent upon

registration with the company at least six days in

advance and with provision of proof of shareholding

as per the 21st day prior to the meeting, c) Section

17.2, sentence 2, shall be revoked

PROPOSAL #12.: Approval of amendments to the control         ISSUER            YES             FOR                  FOR

and profit transfer agreements with the following of

the Company's subsidiaries, to reflect changes in tax

 statutes: a) Praktiker Services GmbH b) Praktiker

Vierte Baumaerkte GmbH c) Praktiker

Grundstuecksbeteiligungs GmbH

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PRECIOUS SHIPPING PUBLIC CO LTD, BANGKOK

  TICKER:                  N/A                 CUSIP:   Y7078V148

  MEETING DATE:      3/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Acknowledge the minutes o f the AGM No.         ISSUER            YES             FOR                  FOR

1/2009 held on 18 MAR 2009

PROPOSAL #2: Acknowledge the Board of Directors'                ISSUER            YES             FOR                  FOR

report on the Company's operation for the year 2009

and the 2009 annual report

PROPOSAL #3: Approve the audited balance sheet and            ISSUER            YES             FOR                  FOR

the statement of profit and loss as at and for the YE

 31 DEC 09 respectively

PROPOSAL #4: Acknowledge the aggregate interim                   ISSUER            YES             FOR                  FOR

dividends of THB 1.20 per share for the year 2009

PROPOSAL #5: Approve the appropriation of profit and         ISSUER            YES             FOR                  FOR

final dividend payment for the year 2009

PROPOSAL #6.1: Appoint Mr. Chayapol S. as the Auditor        ISSUER            YES             FOR                  FOR

 of the Company and approve to fix the

PROPOSAL #6.2: Appoint Ms. Sumalee R as the Auditor          ISSUER            YES             FOR                  FOR

of the Company and approve to fix the

PROPOSAL #6.3: Appoint Ms. Vissuta J. as the Auditor         ISSUER            YES             FOR                  FOR

of the Company and approve to fix the

PROPOSAL #7.1: Re-elect Admiral Dr. Amnad C. as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #7.2: Re-elect Police Lt. General Kiattisak         ISSUER            YES             FOR                  FOR

P. as a Director

PROPOSAL #7.3: Re-elect Mr. Peter F. as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #7.4: Re-elect Ms. Nishita'S as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve the Directors' remuneration for         ISSUER            YES             FOR                  FOR

the year 201 0. the Board of Directors, with the

recommendation of the remuneration committee,

proposes no change in the Directors' remuneration for

 the year 2010

PROPOSAL #9: Approve the appropriation of profit for         ISSUER            YES             FOR                  FOR

a reserve for the annual budget of the Company's

Corporate Social Responsibility  CSR  Program

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PREMAFIN FINANZIARIA SPA-HOLDING DI PARTECIPAZIONI

  TICKER:                  N/A                 CUSIP:   T7737Q155

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements as at          ISSUER             NO              N/A                  N/A

31 DEC 2009, report of the Board of Directors on the

operations, report of the Board of statutory Auditors

 and the Auditing firm, inherent and consequent

resolutions

PROPOSAL #2: Appointment of the Board of Directors            ISSUER             NO              N/A                  N/A

for the 2010-2012 period after fixing

PROPOSAL #3: Approve the fixing emoluments of Board          ISSUER             NO              N/A                  N/A

of Directors, inherent and consequent resolutions

PROPOSAL #4: Approve the integrations by Board of              ISSUER             NO              N/A                  N/A

statutory Auditors pursuant to Article 2401 of

Italian Civil Code, inherent and consequent

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PREMIER FARNELL PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G33292106

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Directors report, audited            ISSUER            YES             FOR                  FOR

accounts and Auditors report

PROPOSAL #2: Approve the Directors remuneration report      ISSUER            YES             FOR                  FOR

PROPOSAL #3: Declare a final dividend on the ordinary        ISSUER            YES             FOR                  FOR

 shares

PROPOSAL #4: Re-election of Laurence Bain as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5: Re-election of Mark Whiteling as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6: Re-election of Andrew Dougal as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #7: Re-election of Sir Peter Gershon as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8: Re-appointment of PricewaterhouseCoopers        ISSUER            YES             FOR                  FOR

 LLP as Auditors

PROPOSAL #9: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

remuneration of PricewaterhouseCoopers LLP as Auditors

PROPOSAL #10: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #11: Authorize the Company to make political        ISSUER            YES             FOR                  FOR

 donations

PROPOSAL #S.12: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

shares for cash

PROPOSAL #S.13: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own ordinary shares

PROPOSAL #S.14: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own preference shares

PROPOSAL #S.15: Approve a general meeting other than         ISSUER            YES             FOR                  FOR

AGM may be called on not less than 14 clear days

PROPOSAL #S.16: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

PROPOSAL #17: Approve the rules of the Premier                   ISSUER            YES             FOR                  FOR

Farnell Deferred Share Bonus Plan 2010

PROPOSAL #18: Approve the rules of the Premier                   ISSUER            YES             FOR                  FOR

Farnell Executive Share Option Plan 2010

PROPOSAL #19: Approve the rules of the Premier                   ISSUER            YES             FOR                  FOR

Farnell Performance Share Plan 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PREMIER FOODS PLC

  TICKER:                  N/A                 CUSIP:   G72186102

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual report and accounts           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report

PROPOSAL #3: Elect Charles Miller Smith as the                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Elect Jim Smart as the Director                       ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Ian McHoul as the Director                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Re-elect David Felwick as the Director           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Reappointment and remuneration of                   ISSUER            YES         AGAINST           AGAINST

Auditors

PROPOSAL #8: Authority to allot shares                                  ISSUER            YES             FOR                  FOR

PROPOSAL #S.9: Disapplication of pre-emption rights           ISSUER            YES             FOR                  FOR

PROPOSAL #S.10: Authority to purchase own shares                ISSUER            YES             FOR                  FOR

PROPOSAL #S.11: Authority to make political donations        ISSUER            YES             FOR                  FOR

PROPOSAL #S.12: Authority to hold general meetings on        ISSUER            YES             FOR                  FOR

 short notice

PROPOSAL #S.13: Adopt new Articles of Association               ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PREMIER OIL PLC

  TICKER:                  N/A                 CUSIP:   G7216B145

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Directors and         ISSUER            YES         AGAINST           AGAINST

the financial statements of the Company for the YE 31

 DEC 2009 together with the Auditor's report thereon

PROPOSAL #2: Approve the remuneration report of the          ISSUER            YES             FOR                  FOR

Company for the YE 31 DEC 2009

PROPOSAL #3: Election of Mr M. W Welton as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires in accordance with the

Company's Articles of Association and the Combined

Code on Corporate Governance

PROPOSAL #4: Re-election of Mr. J. R. W. Orange as a         ISSUER            YES         AGAINST           AGAINST

Director of the Company, who retires in accordance

with the Company's Articles of Association and the

Combined Code on Corporate Governance

PROPOSAL #5: Re-election of Mr'S C Lockett as a                 ISSUER            YES         AGAINST           AGAINST

Director of the Company, who retires in accordance

with the company's Articles of Association and the

combined code on corporate governance

PROPOSAL #6: Re-election of Professor D. G. Roberts          ISSUER            YES             FOR                  FOR

as a Director of the Company, who retires in

accordance with the Company's Articles of Association

 and the Combined Code on Corporate Governance

PROPOSAL #7: Re-appointment of Deloitte LLP as                   ISSUER            YES         AGAINST           AGAINST

Auditors of the Company until the conclusion of the

next general meeting before which accounts are laid

and to authorize the Directors to fix their

remuneration for 2010

PROPOSAL #8: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

generally and unconditionally, in substitution for

any existing authorities and powers granted to

Directors prior to the passing of this resolution, in

 accordance with Section 551 of the Companies Act

2006  the Act , to allot shares in the Company and to

 grant rights to subscribe for or convert any

security into shares in the Company: up to a nominal

amount of GBP19,395,500  such amount to be reduced by

 the nominal amount allotted or granted under part

below in excess of such sum ; and comprising equity

securities  as defined in Section 560 of the Act up

to a nominal amount of GBP 38,791,000  such amount to

 be reduced by any allotments or grants made under

part above  in connection with an offer by CONTD.

PROPOSAL #CONT: CONTD. way of right issue ; to                   ISSUER             NO              N/A                  N/A

ordinary shareholders in proportion  as nearly as may

 be practicable  to their existing holdings; and to

holders of other equity securities as required by the

 rights of those securities or as the Directors

otherwise consider necessary, and so that the

Directors may impose any limits or restrictions and

make any arrangements which they consider necessary

or appropriate td deal with treasury shares,

fractional entitlements, record dates, legal,

regulatory or any other matter, provided that these

or practical problems in , or under the laws of any

territory or any other matter, provided that these

authorities shall expire at the conclusion of the AGM

 of the Company to be held in 2011, save that the

Company may before such expiry make an offer CONTD.

PROPOSAL #CONT: CONTD. or agreement which would or            ISSUER             NO              N/A                  N/A

might require shares to be allotted or rights to

subscribe for or convert securities into shares to be

 granted after such expiry and the Directors may

allot shares or grant rights to subscribe for or

convert securities into shares in pursuance of such

an offer or agreement as if the authorities conferred

 hereby had not expired

PROPOSAL #S.9: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, pursuant to Section 571 of the act, in

substitution of any existing authorities and powers

granted in to Directors prior to the passing of this

resolution to allot equity securities within the

meaning of Section 560 of the Act  for cash and/or

sell ordinary shares held by the Company as treasury

shares for cash under the authority conferred by

Resolution 8 as if Section 561 of the act did not

apply to any such allotment or sale provided that

this power shall be limited: to the allotment of

equity securities and sale of treasury shares for

cash in connection with an offer of, or invitation to

 apply for, equity securities but in the case of an

authority granted under part below of Resolution 8,

by way of rights issue only  to ordinary CONTD.

PROPOSAL #CONT: CONTD. shareholders  excluding any            ISSUER             NO              N/A                  N/A

shareholder holding shares as treasury shares  in

proportion  as nearly as may be practicable  to their

 existing holdings of ordinary shares, but subject to

 such exclusions or other arrangements as the

Directors may deem necessary or expedient in respect

of fractions or legal or practical problems in-any

jurisdiction or any other matter; and in the case of

the authority granted under part above of Resolution

8 and/or in the case of any sale or, treasury shares

for cash, to the allotment  otherwise than pursuant

to sub-paragraph above  of equity securities or sale

of treasury shares up to a nominal amount of GBP

2,909,325; and shall expire at the conclusion of the

AGM of the Company to be held in 2011, save that the

 and treasury CONTD.

PROPOSAL #CONT: CONTD. shares to be sold  after such         ISSUER             NO              N/A                  N/A

expiry and the Directors may allot equity securities

 and sell treasury shares  in pursuance of such an

offer or agreement as if the power conferred hereby

had not expired

PROPOSAL #S.10: Authorize the Directors of the                   ISSUER            YES             FOR                  FOR

Company, generally and unconditionally in accordance

with Section 701 of the act to make market purchases

 as defined in Section 693 4  of the Act  of ordinary

 shares, provided that: the Company does not purchase

 under this authority more than 17,455,900 ordinary

shares; the Company does not pay less  exclusive of

expenses  for each ordinary share than the nominal

value of such share; the Company does not pay more

exclusive of expenses  for each ordinary share than

the higher of 5% over the average of the closing mid

market price of the ordinary shares for the 5

business days immediately preceding the date on which

 the company agrees to buy the shares concerned,

based on share prices published in the CONTD.

PROPOSAL #CONT: CONTD. daily official list of the              ISSUER             NO              N/A                  N/A

London Stock Exchange and that stipulated by Article

5 1  of the buy-back and stabilization regulation,

Commission Regulation  EC  of 22 DEC 2003 this

authority shall continue until the conclusion of the

AGM of the Company to be held in 2011 provided that

if the Company has agreed before this date to

purchase ordinary shares where these purchases will

or may be executed  either wholly or in part  after

the authority terminates the Company may complete

such a purchase as if the, authority conferred hereby

 had not expired

PROPOSAL #S.11: Authorize the Directors of the                   ISSUER            YES             FOR                  FOR

Company in calling of general meetings of the Company

  not being ari annual general meeting  by notice of

at least 14 clear days, provided that this authority

shall expire at the conclusion of the AGM of the

company to be held in 2011

PROPOSAL #S.12: Authorize the Directors of the                   ISSUER            YES             FOR                  FOR

Company that the  a the Articles of Association of

the Company be amended, by deleting all the

provisions of the Company's Memorandum of Association

 which, by virtue of Section 28 of the act, are to-be

 treated as provisions of the Company's Articles of

Association; and  b  the Articles of Association

produced to the meeting and initiated by the Chairman

 of the AGM for the purposes of identification be

adopted as the Articles of Association of the Company

 in substitution for, and to the exclusion of, the

existing Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PREMIERE AG, MUENCHEN

  TICKER:                  N/A                 CUSIP:   D61744104

  MEETING DATE:      7/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2008 FY with the

 report of the Supervisory Board, the Group financial

 statements and annual report, and the report

pursuant to Sections 289[4] and 315[4] of the German

PROPOSAL #2.: Postponement of the ratification of the        ISSUER            YES             FOR                  FOR

 acts of the Board of Managing Directors

PROPOSAL #3.: Postponement of the ratification of the        ISSUER            YES             FOR                  FOR

 acts of the Supervisory Board

PROPOSAL #4.: Appointment of Auditors for the 2009            ISSUER            YES             FOR                  FOR

FY: KPMG AG, Munich

PROPOSAL #5.: Elections to the Supervisory Board:              ISSUER            YES             FOR                  FOR

Messrs. Markus Tellenbach, Guillaume de Posch, Stefan

 Jentzsch, Thomas Mockridge, Mark Kaner, and Steven

Silvester Tomsic

PROPOSAL #6.: Resolution on a name change, and the            ISSUER            YES             FOR                  FOR

corresponding amendment to the Articles of

Association, the Company's name shall be changed to

Sky Deutschland AG

PROPOSAL #7.: Resolution on the renewal of the                   ISSUER            YES             FOR                  FOR

authorized capital, and the corresponding amendments

to the Articles of Association; a) the 2006

authorized capital shall be revoked; b) the Board of

Managing Directors shall be authorized, with the

consent of the Supervisory Board, to increase the

share capital by up to EUR 147,044,143 through the

issue of new registered shares against payment in

cash or kind, on or before 08 JUL 2014 [2009

authorized capital], Shareholders shall be granted

subscription rights, except for the issue of shares

against payment in kind, for residual amounts, for

the issue of rights to holders of conversion or

option rights, and for the issue of new shares at a

price not materially below their market rice

PROPOSAL #8.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association in connection with the Shareholder Rights

 Directive Implementation Law [ARUG], Section 13

shall be amended in respect of the shareholders

meeting being announced at least 30 days prior to the

 deadline for shareholder registration for attendance

 at the meeting, Section 15 shall be amended in

respect of shareholder participation in and voting at

 shareholders, meetings being contingent upon

registration with the company at least 6 days in

advance, and of the Company being authorized to

transmit the shareholders, meeting by audiovisual

means, Section 16 shall be amended in respect of

shareholders issuing proxy voting instructions in

textual form

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PRESS KOGYO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J63997100

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PRIMA MEAT PACKERS,LTD.

  TICKER:                  N/A                 CUSIP:   J64040132

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PRIMARIS RETAIL REAL ESTATE  INVT TR

  TICKER:                  N/A                 CUSIP:   74157U109

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Roland Cardy as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Election of Kerry D. Adams as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of William J. Biggar as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of Ian Collier as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Election of Kenneth Field as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Election of Brent Hollister as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of John Morrison as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appointment of KPMG LLP as the Auditors         ISSUER            YES             FOR                  FOR

and authorize the trustees to fix their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PRIMARY HEALTH CARE LTD

  TICKER:                  N/A                 CUSIP:   Q77519108

  MEETING DATE:      7/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors, for the                   ISSUER            YES             FOR                  FOR

purposes of ASX Listing Rule 7.1 and all other

purposes, to issue, credited as fully paid, up to

10,000,000 ordinary shares in the capital of the

Company at an issue price of AUD 5.00 per share to

sophisticated investors and professional investors in

 accordance with Section 708 of the Corporations Act

on the terms as specified

PROPOSAL #2.: Approve, for the purposes of ASX                   ISSUER            YES             FOR                  FOR

Listing Rule 7.4 and for all other purposes, the

issue of 54,994,203 ordinary shares in the past 12

months as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PRIMARY HEALTH CARE LTD

  TICKER:                  N/A                 CUSIP:   Q77519108

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's financial report,        ISSUER             NO              N/A                  N/A

 the Directors' report and the Auditor's report for

the YE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #3.: Elect Mr. Robert Ferguson as a                       ISSUER            YES             FOR                  FOR

Director, retires in accordance with the Constitution

 of the Company

PROPOSAL #4.: Re-elect Mr. John Crawford as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Constitution of the Company

PROPOSAL #5.: Approve, for the purposes of ASX                   ISSUER            YES             FOR                  FOR

Listing Rule 7.4 and for all other purposes, the

issue of 29,605,263 ordinary shares and 10,632,500

unlisted options, since the date of the Company's

General Meeting on 15 JUL 2009, which is more fully

described in the Explanatory Statement accompanying

and forming part of this Notice of Meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PRIME VIEW INTERNATIONAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y70814101

  MEETING DATE:      7/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To report the first issuance of new              ISSUER             NO              N/A                  N/A

shares via private placement of 2008

PROPOSAL #2.1: Approve the Investment Plan through            ISSUER            YES             FOR                  FOR

local and Oversea Subsidiary Company

PROPOSAL #2.2: Approve to discuss the issuance of new        ISSUER            YES         AGAINST           AGAINST

 shares via private placement, private placement

convertible corporation bond, capitalization through

issuance of new common shares or issuance of common

shares to participle the issuance of GDR

PROPOSAL #3.: Approve the Employee Stock Option                 ISSUER            YES         AGAINST           AGAINST

issuance with market price or lower than market price

PROPOSAL #4.: Others agenda and extemporary motions           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PRIME VIEW INTERNATIONAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y70814101

  MEETING DATE:      11/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To report the issuance status of 2nd            ISSUER             NO              N/A                  N/A

local convertible bond

PROPOSAL #2.1: Approve to revise the capital usage of        ISSUER            YES             FOR                  FOR

 the capital injection and 2nd convertible bond

PROPOSAL #2.2: Approve the merger agreements with Ink        ISSUER            YES             FOR                  FOR

 Corporation via cash and stock exchange

PROPOSAL #2.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation and the rules of issuing convertible

bonds

PROPOSAL #3.: Other issues and extraordinary motions         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PRIME VIEW INTL CO LTD

  TICKER:                  N/A                 CUSIP:   Y70814101

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations and  the         ISSUER             NO              N/A                  N/A

financial statements

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of monetary loans,                      ISSUER             NO              N/A                  N/A

endorsement and guarantee of  the Company and the

subsidiaries

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

 financial statements

PROPOSAL #B.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting  deficit of year 2009

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of  incorporation

PROPOSAL #B.4: Approve the proposal to release the           ISSUER            YES             FOR                  FOR

prohibition on directors and  the representative from

  participation in competitive  business

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans, endorsement and guarantee

PROPOSAL #B.6: Other issues                                                     ISSUER            YES         AGAINST           AGAINST

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PRINCE HOUSING & DEVELOPMENT CORP

  TICKER:                  N/A                 CUSIP:   Y7080J109

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of monetary loans                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.2 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings  proposed stock dividend: 24

for 1,000 shares held

PROPOSAL #B.4: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from capital reserves, proposed bonus issue: 16 for

1,000 shares held

PROPOSAL #B.5: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.6: Election of the Directors and                       ISSUER            YES         AGAINST           AGAINST

Supervisors

PROPOSAL #B.7: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PROGRAMMED MAINTENANCE SERVICE LIMITED

  TICKER:                  N/A                 CUSIP:   Q7762R105

  MEETING DATE:      8/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements of the        ISSUER            YES             FOR                  FOR

 Company and its controlled entities for the YE 31

MAR 2009 and related reports of the Director and

Auditors thereon

PROPOSAL #2.: Receive and adopt the remuneration                ISSUER            YES             FOR                  FOR

report [contained in the Director's report] for the

YE 31 MAR 2009

PROPOSAL #3.: Re-elect Mr. G.A Tomlinson as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

Rule 69 of the Company's Constitution

PROPOSAL #4.: Approve, for all purposes [including            ISSUER            YES             FOR                  FOR

ASX Listing Rules 6.2 and 7.1, and Section 254H of

the Corporation Act 2001] the issue of 3,000

performance shares to the sellers of SWG Holdings

[2005] Pty Ltd [or certain nominees of those sellers]

 on the terms and conditions [including as to the

future conversion of performance shares into ordinary

 shares in the capital of the Company], as specified

PROPOSAL #S.5: Approve, in accordance with Section            ISSUER            YES             FOR                  FOR

260B(2) of the Corporation Act 2001 (Cth), to give

financial assistance by the Integrated Group Limited

and its wholly owned Australian subsidiaries for the

purpose of, or in connection with the previous

purchase of 72,375,758 ordinary shares in the Capital

 of Integrated Group

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PROGRESS ENERGY RES CORP

  TICKER:                  N/A                 CUSIP:   74326Y107

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of David D. Johnson as a                ISSUER            YES             FOR                  FOR

Director of Progress Energy Resources Corp

PROPOSAL #1.2: Election of Donald F. Archibald as a          ISSUER            YES             FOR                  FOR

Director of Progress Energy Resources

PROPOSAL #1.3: Election of John A. Brussa as a                   ISSUER            YES         AGAINST           AGAINST

Director of Progress Energy Resources Corp

PROPOSAL #1.4: Election of Howard J. Crone as a                 ISSUER            YES             FOR                  FOR

Director of Progress Energy Resources Corp

PROPOSAL #1.5: Election of Michael R. Culbert as a            ISSUER            YES             FOR                  FOR

Director of Progress Energy Resources

PROPOSAL #1.6: Election of Brian A. McLachlan as a            ISSUER            YES             FOR                  FOR

Director of Progress Energy Resources

PROPOSAL #1.7: Election of Gary E. Perron as a                   ISSUER            YES             FOR                  FOR

Director of Progress Energy Resources Corp

PROPOSAL #1.8: Election of Terrence D. Svarich as a          ISSUER            YES             FOR                  FOR

Director of Progress Energy Resources

PROPOSAL #2: Appointment of KPMG LLP as the Auditors         ISSUER            YES             FOR                  FOR

and authorize the Directors to fix

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PROMOS TECHNOLOGIES INC

  TICKER:                  N/A                 CUSIP:   Y7100M108

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The status of deficit which exceeds            ISSUER             NO              N/A                  N/A

half of paid-in capital

PROPOSAL #A.3: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of euro secured convertible        ISSUER             NO              N/A                  N/A

 bonds

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit of year 2009

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve the capital reduction to                 ISSUER            YES             FOR                  FOR

offset deficit

PROPOSAL #B.5: Approve the capital injection                       ISSUER            YES             FOR                  FOR

PROPOSAL #B.6: Approve the issuance of securities via        ISSUER            YES             FOR                  FOR

 private placement

PROPOSAL #B.7: Approve the issuance of preferred                ISSUER            YES             FOR                  FOR

shares via private placement

PROPOSAL #B.8: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans, endorsement and guarantee

PROPOSAL #B.9: Election of Gwang Ma Han as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #B.10: Approve to release the prohibition on        ISSUER            YES             FOR                  FOR

 Directors from participation in competitive business

PROPOSAL #B.11: Other issues and extraordinary motions      ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PROMOTORA DE INFORMACIONES SA

  TICKER:                  N/A                 CUSIP:   E8183K102

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts, including          ISSUER            YES             FOR                  FOR

the balance sheet, profit and loss account, revenues

and expenses report, statement of changes in net

worth, cash flow statement and notes to the accounts,

 as well as the management report of the Company and

its consolidated Group; and the proposed application

of profits; all of the foregoing with reference to

the FY 2009

PROPOSAL #2: Approve the management of the Board of          ISSUER            YES             FOR                  FOR

Directors during the FY 2009

PROPOSAL #3: Adopt any relevant resolutions regarding        ISSUER            YES             FOR                  FOR

 the Auditors of the Company and its Consolidated

Group for FY 2010, under the provisions o f Section

42 of the Spanish Commercial Law and Section 204 of

the Spanish Limited Companies Act, Ley de Sociedades

Anonimas

PROPOSAL #4.1: Approve to set the number of Directors        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.2: Appointment of the Directors                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Grant authority for the derivative                 ISSUER            YES         AGAINST           AGAINST

acquisition of own shares, either directly or via

affiliated Companies, within the legal limits and

requirements; to set aside, for the amount not used,

the authority granted by the general meeting of 18

JUN 2009 for the acquisition of own shares

PROPOSAL #6: Approve the delegation of powers                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PRONEXUS INC.

  TICKER:                  N/A                 CUSIP:   J03224102

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PRONOVA BIOPHARMA AS

  TICKER:                  N/A                 CUSIP:   R7042F102

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the opening of the general                 ISSUER            YES             FOR                  FOR

meeting by deputy Chairman of the Board Rikke Reinmo

PROPOSAL #2: Approve the presentation of list of                ISSUER            YES             FOR                  FOR

participating shareholders, in person or by proxy

PROPOSAL #3: Appointment of the persons to Chair the         ISSUER            YES             FOR                  FOR

meeting and to co-sign the minutes

PROPOSAL #4: Approve the notice of meeting and agenda        ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the presentation by Chief                   ISSUER            YES             FOR                  FOR

Executive Officer

PROPOSAL #6: Approve the annual accounts for 2009 of         ISSUER            YES             FOR                  FOR

Pronova Biopharma ASA and the group and the annual

report and allocation of net profit for 2009

PROPOSAL #7: Approve the determination of the                     ISSUER            YES             FOR                  FOR

remuneration of the Members of the Board of Directors

PROPOSAL #8: Approve the remuneration of the                       ISSUER            YES             FOR                  FOR

Company's Auditor

PROPOSAL #9.A: Re-election of Gert Wilhelm Munthe as         ISSUER            YES             FOR                  FOR

a Member to and Chair of the Nomination Committee

PROPOSAL #9.B: Re-election of Alexandra Morris as a          ISSUER            YES             FOR                  FOR

Member of the Nomination Committee

PROPOSAL #10: Approve the determination of the                   ISSUER            YES             FOR                  FOR

remuneration of the Members of the Nomination

PROPOSAL #11: Approve the guidelines for remuneration        ISSUER            YES             FOR                  FOR

 to the senior Management 2010

PROPOSAL #12: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

issue new shares

PROPOSAL #13: Approve the power of attorney to the            ISSUER            YES             FOR                  FOR

Board of Directors to repurchase own shares

PROPOSAL #14: Amend the Articles of Association                  ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PROSAFE PRODUCTIONS PUB LTD

  TICKER:                  N/A                 CUSIP:   M8163D103

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Election of the chair of the meeting             ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Approve the notice of the meeting and          ISSUER             NO              N/A                  N/A

the agenda

PROPOSAL #3.: Approve the report of the Board of                ISSUER             NO              N/A                  N/A

Directors

PROPOSAL #4.: Approve the annual financial statements        ISSUER             NO              N/A                  N/A

 for the YE 31 DEC 2009

PROPOSAL #5.: Approve the report of the Auditors on          ISSUER             NO              N/A                  N/A

the annual financial statements for the YE 31 DEC 2009

PROPOSAL #6.a: Election of Michael Raymond Parker as         ISSUER             NO              N/A                  N/A

a Director

PROPOSAL #6.b: Re-elect Christian Nicolay Brinch as a        ISSUER             NO              N/A                  N/A

 Director

PROPOSAL #6.c: Re-elect Ronny Johan Langeland as a            ISSUER             NO              N/A                  N/A

Director

PROPOSAL #6.d: Re-elect Gunn Elin Nicolaisen as a              ISSUER             NO              N/A                  N/A

Director

PROPOSAL #7.: Approve the remuneration of the                     ISSUER             NO              N/A                  N/A

Directors

PROPOSAL #8.: Approve the remuneration of the Members        ISSUER             NO              N/A                  N/A

 of the Election Committee

PROPOSAL #9.: Re-appoint Ernst & Young as the                     ISSUER             NO              N/A                  N/A

Auditors of Prosafe Se

PROPOSAL #10.: Approve the remuneration of the                   ISSUER             NO              N/A                  N/A

Auditors

PROPOSAL #11.: Authorize the Board of Directors to            ISSUER             NO              N/A                  N/A

implement the acquisition by Prosafe Se of up to 10%

of the allotted shares of Prosafe Se at a purchase

price to be determined by the Board of Directors but

not exceeding NOK 75 per share; such authorization to

 be valid for 12 months form 12 MAY 2010

PROPOSAL #12.a: Authorize the Board of Directors of          ISSUER             NO              N/A                  N/A

Prosafe Se, to issue and allot up to 22,993,679

ordinary shares of Prosafe Se in accordance with the

Articles of Association of Prosafe Se; the

authorization may be used for the purpose of: i) a

private placing by using shares in Prosafe Se as

consideration in connection with an acquisition by

Prosafe Se of any business or asset relevant to

Prosafe Se's current business; or ii) a cash issue,

the Board of Directors my determine all the terms of

subscription, hereunder the subscription price; this

authorization is valid for 12 months from 12 MAY 2010

PROPOSAL #12.b: Approve that the general meeting                ISSUER             NO              N/A                  N/A

votes in favor of 12a, the Board of Directors

proposes that the general meeting also excludes the

existing shareholders' preferential rights when it

comes to the following part of the resolution

proposed under 12a: ii) a cash issue

PROPOSAL #13.: Approve to increase the authorized              ISSUER             NO              N/A                  N/A

capital by EUR 5,748,419.75 divided into 22,993,679

ordinary shares of EUR 0.25 each resulting in the

authorized share capital of the Company to be the

total amount of EUR 68,981,037; authorize the Board

of Directors of Prosafe Se to issue and allot up to

22,993,679 ordinary shares of Prosafe Se in

accordance with the Articles of Association of

Prosafe Se; the authorization may be used for the

purpose of issuing new shares to holders of

convertible bonds issued by Prosafe Se; the existing

shareholders' preferential right to subscribe for new

 shares in hereby excluded; the Board of Directors my

 determine all the terms of subscription, hereunder

the subscription price; this authorization is valid

PROPOSAL #14.: Amend Article 24 of the Articles of            ISSUER             NO              N/A                  N/A

Association, reference item 14 document AGM 12 MAY

2010 - additional information re-agenda as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PROSAFE SE, LARNACA

  TICKER:                  N/A                 CUSIP:   M8175T104

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Election of the chair of the meeting             ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Approve the notice of meeting and agenda      ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Receive the report of the Board of                ISSUER             NO              N/A                  N/A

Directors

PROPOSAL #4.: Approve the annual financial statements        ISSUER             NO              N/A                  N/A

 for the YE 31 DEC 2009

PROPOSAL #5.: Receive the report of the Auditors on          ISSUER             NO              N/A                  N/A

the annual financial statements for the YE 31 DEC 2009

PROPOSAL #6.i: Election of Michael Raymond Parker as         ISSUER             NO              N/A                  N/A

a Chair

PROPOSAL #6.ii: Re-election of Christian Nicolay                ISSUER             NO              N/A                  N/A

Binch as a Director

PROPOSAL #6.iii: Re-election of Ronny Johan Langeland        ISSUER             NO              N/A                  N/A

 as a Director

PROPOSAL #6.iv: Re-election of Gunn Elin Nicolaisen          ISSUER             NO              N/A                  N/A

as a Director

PROPOSAL #7.: Approve the remuneration of the                     ISSUER             NO              N/A                  N/A

Directors

PROPOSAL #8.: Approve the remuneration of the members        ISSUER             NO              N/A                  N/A

 of the election committee

PROPOSAL #9.: Re-appointment of Ernst and Young as an        ISSUER             NO              N/A                  N/A

 Auditor of Prosafe Se

PROPOSAL #10.: Approve the remuneration of the                   ISSUER             NO              N/A                  N/A

Auditors

PROPOSAL #11.: Approve the Board of Directors of                ISSUER             NO              N/A                  N/A

Prosafe Se of up to 10% of the allotted shares of

Prosafe Se at a purchase price to determined by the

Board of Directors but not exceeding NOK 75 per

share, such authorization to be valid for 12 months

from 12 MAY 2010

PROPOSAL #12.a: Authorize the Board of Directors of          ISSUER             NO              N/A                  N/A

Prosafe Se, to issue and allot up to 22,993,679

ordinary shares of Prosafe Se in accordance with the

Articles of association of Prosafe Se, the

authorization may be used for the purpose of; i]

private placing by using shares in Prosafe Se as

consideration in connection with an acquisition by

Prosafe Se of any business or asset relevant to

Prosafe Se's current business or ii] a cash issue

PROPOSAL #12.b: Approve to provide that the general          ISSUER             NO              N/A                  N/A

meeting votes in favor of 12A, the Board of Directors

 proposes that the general meeting also excludes the

existing shareholder's preferential rights when it

comes to, a cash issue

PROPOSAL #13.: Approve the authorized capital of                ISSUER             NO              N/A                  N/A

Prosafe Se is increased by EUR 5,748,419,75 divided

into 22,993,679 ordinary shares of EUR 0.25 each

resulting in the authorized share capital of the

Company to be the total amount of EUR 68,981,037

PROPOSAL #14.: Approve the Board of Directors                     ISSUER             NO              N/A                  N/A

proposal for amendment of Article 24 of the Articles

of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PROSEGUR COMPANIA DE SEGURIDAD SA

  TICKER:                  N/A                 CUSIP:   E83453162

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts and reports,        ISSUER            YES             FOR                  FOR

 both Prosegur Security Company, SA and its

consolidated group of Companies and the proposed

appropriation of earnings management and its Board of

 Directors, all referring to the year 2009

PROPOSAL #2: Approve the compensation to shareholder         ISSUER            YES             FOR                  FOR

dividends under results of 2009

PROPOSAL #3.1: Re-elect Mrs. Helen Irene Revoredo              ISSUER            YES             FOR                  FOR

Delvecchio

PROPOSAL #3.2: Re-elect Don Isidro Fernandez Barreiro        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.3: Re-elect Don Revoredo Christian Gut             ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Re-elect Dona Maria Mirta Giesso                 ISSUER            YES         AGAINST           AGAINST

Cazenave

PROPOSAL #3.5: Re-elect Mrs. Chantal Gut Revoredo               ISSUER            YES             FOR                  FOR

PROPOSAL #4: Grant authority to acquire own shares,          ISSUER            YES             FOR                  FOR

directly or via Group companies

PROPOSAL #5: Appointment of the Auditor of Prosegur          ISSUER            YES             FOR                  FOR

Security Company, SA and its consolidated group

PROPOSAL #6: Approve to establish, under the                       ISSUER            YES             FOR                  FOR

provisions of Article 22 of the Bylaws, the maximum

annual remuneration of Directors

PROPOSAL #7: Grant delegation of powers to formalize,        ISSUER            YES             FOR                  FOR

 interpret, rectify and execute the resolutions

adopted by the general meeting of shareholders

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PROSIEBEN SAT.1 MEDIA AG, MUENCHEN

  TICKER:                  N/A                 CUSIP:   D6216S101

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the report

pursuant to Sections 289(5) and 315(2)5 of the German

 Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER             NO              N/A                  N/A

distributable profit of EUR 1,819,708,435.28 as

follows: payment of a dividend of EUR 0.02 per

preferred share EUR 1,817,641,013.28 shall be carried

 forward ex-dividend and payable date: 30 JUN 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER             NO              N/A                  N/A

of Managing Directors during the 2009 FY

PROPOSAL #4.: Ratification of the acts of the former         ISSUER             NO              N/A                  N/A

Member of the Board of Managing Directors, Peter

Christmann, during the 2007 and 2008 FY; the acts of

Peter Christmann during the 2007 FY shall be

ratified; the acts of Peter Christmann during the

2008 FY shall be ratified

PROPOSAL #5.: Ratification of the acts of the                     ISSUER             NO              N/A                  N/A

Supervisory Board during the 2009 FY

PROPOSAL #6.: Appointment of Auditors for the 2010            ISSUER             NO              N/A                  N/A

FY: KPMG AG

PROPOSAL #7.: Resolution on the non-disclosure of the        ISSUER             NO              N/A                  N/A

 individual remuneration for the Members of the Board

 of Managing Directors for the 2010 to 2014 FYs

PROPOSAL #8.: Authorization to acquire own shares the        ISSUER             NO              N/A                  N/A

 Company shall be authorized to acquire own ordinary

and/or preferred shares of up to 10% of its share

capital, at prices not deviating more than 20% from

the market price of the preferred shares, on or

before 28 JUN 2015; the Board of Managing Directors

shall be authorized to use shares the for mergers and

 acquisitions, within the scope of the Company's

Stock Option Plans, or for satisfying option or

conversion rights, to offer the shares to holders of

conversion or option rights, to use the shares for

remuneration purposes, and to retire the shares;

furthermore, the Board of Managing Directors shall be

 authorized to dispose of the preferred shares in a

manner other than through the stock exchange or by

way of a rights offering if the shares are sold at a

price not materially below their market price

PROPOSAL #9.: Authorization to use derivatives for            ISSUER             NO              N/A                  N/A

the acquisition of own shares the Company shall be

authorized to use call and put options for the

acquisition of own shares as per item 8

PROPOSAL #10.: Amendment to Section 16a(2) of the              ISSUER             NO              N/A                  N/A

Articles of Association in respect of notices

pursuant to Section 125(1) of the Stock Corporation

Act being transmitted exclusively via electronic means

PROPOSAL #11.: Amendment to Section 14 of the                     ISSUER             NO              N/A                  N/A

Articles of Association in respect of holders of

preferred shares registering for participation in the

 shareholders' meeting not being required to register

 separately for participation in the separate meeting

 of the preferred shareholders if the latter is held

on the same day as the AGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PRYSMIAN S.P.A., MILANO

  TICKER:                  N/A                 CUSIP:   T7630L105

  MEETING DATE:      4/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Approve the balance sheet as of 31 DEC        ISSUER             NO              N/A                  N/A

 2009, report on the management and proposal for

profit allocation, report of the Board of Auditors,

report of the Auditing Company, related and

consequential resolutions

PROPOSAL #A.2: Appointment of the Board of Auditors          ISSUER             NO              N/A                  N/A

and its Chairman for FYs 2010, 2011 and 2012 upon

determination of the related emoluments

PROPOSAL #A.3: Approve the measures resulting from            ISSUER             NO              N/A                  N/A

the expiry of the Directors Office

PROPOSAL #A.4: Approve the proposal of determination         ISSUER             NO              N/A                  N/A

of the emoluments to the Board of Directors for FY

PROPOSAL #A.5: Approve the Incentive Plan                             ISSUER             NO              N/A                  N/A

PROPOSAL #E.1: Approve the extension of the deadline         ISSUER             NO              N/A                  N/A

for the subscription of the corporate capital

increase deliberated at the meeting held on 30 NOV

2006 in service of the stock option plan approved at

the same meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PSP SWISS PROPERTY AG, ZUG

  TICKER:                  N/A                 CUSIP:   H64687124

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual activity report, the         ISSUER            YES             FOR                  FOR

financial statements and the consolidated financial

statements 2009, the Auditors' report

PROPOSAL #2: Approve the appropriation of retained            ISSUER            YES             FOR                  FOR

earnings

PROPOSAL #3: Grant discharge to the Members of the            ISSUER            YES             FOR                  FOR

Board of Directors and the Executive Board

PROPOSAL #4.1: Approve the reduction of share capital        ISSUER            YES             FOR                  FOR

 for cancellation of shares acquired under the share

buy-back programme 2008/2011

PROPOSAL #4.2: Approve the reduction of share capital        ISSUER            YES             FOR                  FOR

 for nominal value repayment to the shareholders

(instead of a dividend for the 2009 business year)

PROPOSAL #5.1: Amend Article 6 of the Articles of              ISSUER            YES             FOR                  FOR

Association (Form of certification)

PROPOSAL #5.2: Approve the deletion of out-dated                ISSUER            YES             FOR                  FOR

provisions of the Articles of Association, in

particular concerning provisions regarding

contributions in kind / acquisitions of assets

PROPOSAL #6.1: Election of Mr. Gunther Gose as a                ISSUER            YES             FOR                  FOR

Member to the Board of Directors, a statutory term of

 office of one year

PROPOSAL #6.2: Election of Mr. Luciano Gabriel as a          ISSUER            YES             FOR                  FOR

Member to the Board of Directors, a statutory term of

 office of one year

PROPOSAL #6.3: Election of Mr. Nathan Hetz as a                 ISSUER            YES             FOR                  FOR

Member to the Board of Directors, a statutory term of

 office of one year

PROPOSAL #6.4: Election of Mr. Gino Pfister as a                ISSUER            YES             FOR                  FOR

Member to the Board of Directors, a statutory term of

 office of one year

PROPOSAL #6.5: Election of Mr. Josef Stadler as a              ISSUER            YES             FOR                  FOR

Member to the Board of Directors, a statutory term of

 office of one year

PROPOSAL #6.6: Election of Mr. Aviram Wertheim as a          ISSUER            YES             FOR                  FOR

Member to the Board of Directors, a statutory term of

 office of one year

PROPOSAL #6.7: Election of Mr. Peter Forstmoser as a         ISSUER            YES             FOR                  FOR

Member to the Board of Directors, a statutory term of

 office of one year

PROPOSAL #7.: Re-elect PricewaterhouseCoopers AG,              ISSUER            YES             FOR                  FOR

Zurich as the Statutory Auditors, for the 2010

business year

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT ADARO ENERGY TBK

  TICKER:                  N/A                 CUSIP:   Y7087B109

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Approve the annual report and ratify          ISSUER            YES             FOR                  FOR

the consolidated financial report of the Company for

the year 2009

PROPOSAL #A.2: Approve the profit allocation for 2009        ISSUER            YES             FOR                  FOR

PROPOSAL #A.3: Appointment of the Public Accountant           ISSUER            YES             FOR                  FOR

PROPOSAL #A.4: Approve to determine the honorarium or        ISSUER            YES             FOR                  FOR

 salary and other allowances for the Commissioners

and Directors

PROPOSAL #A.5: Receive the other report related to            ISSUER            YES         AGAINST           AGAINST

Company's activities

PROPOSAL #E.1: Approve to change the composition of          ISSUER            YES         AGAINST           AGAINST

the Board of Commissioners

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT BAKRIE & BROTHERS TBK

  TICKER:                  N/A                 CUSIP:   Y7117S254

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to pledge and or transfer the          ISSUER            YES             FOR                  FOR

assets owned directly or indirectly by the Company to

 obtain loan and or other financial facilities as

long as the asset guarantee is worth more than 50% of

 Company's net assets

PROPOSAL #2.: Amend the Company's Article of                       ISSUER            YES             FOR                  FOR

Association Article 1 verse 2, Article 3 verse 2,

Article 14 verse 3

PROPOSAL #3.: Approve the additional Company's Board         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT BAKRIE & BROTHERS TBK

  TICKER:                  N/A                 CUSIP:   Y7117S254

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Director's report regarding        ISSUER            YES             FOR                  FOR

 the Company's activities and financial

administration for book year 2009

PROPOSAL #2.: Approve and ratify the balance sheet            ISSUER            YES             FOR                  FOR

and financial statement for book year 2009

PROPOSAL #3.: Approve to determine the Company's                ISSUER            YES             FOR                  FOR

profit utilization for book year 2009

PROPOSAL #4.: Appointment of the Public Accountant            ISSUER            YES             FOR                  FOR

for book year 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT BAKRIE SUMATERA PLANTATIONS TBK

  TICKER:                  N/A                 CUSIP:   Y7117V133

  MEETING DATE:      1/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Company's Plan to add the          ISSUER            YES             FOR                  FOR

shares capital through pre-emptive rights III, with

warrant SERI II which given for free to the

shareholders who execute the rights and amend Article

 No 4 of the Company's Article of Association

PROPOSAL #2.: Approve to execute material transaction        ISSUER            YES             FOR                  FOR

 in line with the Company's Plan [through the

Subsidiary Company] to acquire the shares of

Companies in sector plantation, coconut, rubber and

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT BAKRIE SUMATERA PLANTATIONS TBK

  TICKER:                  N/A                 CUSIP:   Y7117V133

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Approve the Directors' report                       ISSUER            YES             FOR                  FOR

regarding the Company's activities and financial

report for book year which ended 31 DEC 2009

PROPOSAL #A.2: Approve and ratify the balance sheet          ISSUER            YES             FOR                  FOR

and calculation of profit-loss for book year 2009

PROPOSAL #A.3: Approve to determine the Company's              ISSUER            YES             FOR                  FOR

profit utilization for book year which ended 31 DEC

2009

PROPOSAL #A.4: Appointment of the Public Accountant          ISSUER            YES             FOR                  FOR

to audit the Company for book year which ended 31 DEC

PROPOSAL #E.1: Approve the restructuring of the Board        ISSUER            YES         AGAINST           AGAINST

 of Directors

PROPOSAL #E.2: Approve the restructuring of the                 ISSUER            YES         AGAINST           AGAINST

Company's Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT BAKRIE TELECOM TBK

  TICKER:                  N/A                 CUSIP:   Y71187101

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Director's annual report              ISSUER            YES             FOR                  FOR

regarding the Company activities and financial

administration for book year 2009

PROPOSAL #2: Approve and ratify the balance sheet and        ISSUER            YES             FOR                  FOR

 profit/loss calculation for book year 2009

PROPOSAL #3: Approve to determine the Company's                 ISSUER            YES             FOR                  FOR

profit utilization for book year 2009

PROPOSAL #4: Appointment and determination of the              ISSUER            YES             FOR                  FOR

Public Accountant for book year 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT BAKRIELAND DEVELOPMENT TBK

  TICKER:                  N/A                 CUSIP:   Y7122L120

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Approve the report of Directors of              ISSUER            YES             FOR                  FOR

Company for book year 2009

PROPOSAL #A.2: Approve the annual report and                       ISSUER            YES             FOR                  FOR

financial statement of Company for book year 2009

PROPOSAL #A.3: Authorize the Directors to appoint the        ISSUER            YES             FOR                  FOR

 Independent Public Accountant for book year 2010

PROPOSAL #A.4: Approve the profit allocation                       ISSUER            YES             FOR                  FOR

PROPOSAL #E.5: Approve to change the Member Board of         ISSUER            YES         AGAINST           AGAINST

Directors

PROPOSAL #E.6: Approve to revise the Article of                 ISSUER            YES             FOR                  FOR

Association paragraph 3 of Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT BAKRIELAND DEVELOPMENT TBK

  TICKER:                  N/A                 CUSIP:   Y7122L120

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the 4th Limited Public offering        ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve to give credit to PT Superwish         ISSUER            YES             FOR                  FOR

Perkasa which is an affiliated transaction

PROPOSAL #3.: Approve the affiliated transaction to          ISSUER            YES             FOR                  FOR

purchase 50% shares owned by Baroque Dev Inc in PT

Fusion Plus Indonesia and to take over the new shares

 to be issued by PT Fusion Plus Indoneisia

PROPOSAL #4.: Approve the material transaction to              ISSUER            YES             FOR                  FOR

purchase 20% shares owned by PT Citra Kharisma

Komunika in PT Sentul City TBK and to invest in PT

Bukit Jonggol Asri

PROPOSAL #5.: Amend the Article 3 of the Article of          ISSUER            YES             FOR                  FOR

Association to be in line with Bapepam regulation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT BANK NEGARA INDONESIA (PERSERO) TBK, JAKARTA

  TICKER:                  N/A                 CUSIP:   Y74568166

  MEETING DATE:      10/5/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to separate the unit Usaha                ISSUER            YES             FOR                  FOR

Syariah BNI becoming PT Bank Umum Syariah BNI

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT BARITO PACIFIC TBK

  TICKER:                  N/A                 CUSIP:   Y71198124

  MEETING DATE:      6/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Approve the annual report and                       ISSUER            YES             FOR                  FOR

financial statement for book year 2009

PROPOSAL #A.2: Appointment of Public Accountant of            ISSUER            YES             FOR                  FOR

Company for book year 2010

PROPOSAL #A.3: Approve to change the member Board of         ISSUER            YES             FOR                  FOR

Company and appointment of remuneration and

allowances of member Board of Company

PROPOSAL #E.1: Approve to Plan the Company to                     ISSUER            YES             FOR                  FOR

increase the activity of Company related to the buy

TE shares of PT Royal Indo Mandiri (RIM)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT BARITO PACIFIC TIMBER TBK

  TICKER:                  N/A                 CUSIP:   Y71198124

  MEETING DATE:      7/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to adjust Company's Article of         ISSUER            YES             FOR                  FOR

Association to comply with Bapepam Regulation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT BISI INTERNATIONAL TBK

  TICKER:                  N/A                 CUSIP:   Y711A0103

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Company's annual report for         ISSUER            YES             FOR                  FOR

book year 2009 and ratify the Company's financial

statement for book year 2009

PROPOSAL #2: Approve to determine the Company's                 ISSUER            YES             FOR                  FOR

profit utilization

PROPOSAL #3: Approve the appointment of the public            ISSUER            YES             FOR                  FOR

accountant for book year 2010

PROPOSAL #4: Approve the restructuring of the                     ISSUER            YES         AGAINST           AGAINST

Company's Board of Commissioners and Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT CHAROEN POKPHAND INDONESIA TBK

  TICKER:                  N/A                 CUSIP:   Y71207156

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 annual report and                 ISSUER            YES             FOR                  FOR

ratify the 2009 financial report

PROPOSAL #2: Approve the 2009 profit allocation                  ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appointment of Public Accountant for 2010      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve to change the Board of Directors        ISSUER            YES             FOR                  FOR

 and Commissioners structure

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT CIPUTRA DEVELOPMENT TBK

  TICKER:                  N/A                 CUSIP:   Y7121J100

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report and ratify the        ISSUER            YES             FOR                  FOR

 financial report for book year 2009

PROPOSAL #2: Approve to determine the utilization of         ISSUER            YES             FOR                  FOR

Company's net profit for book year 2009

PROPOSAL #3: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

appoint Independent Public Accountant to audit

Company's books for book year 2010

PROPOSAL #4: Approve the determination of salary and         ISSUER            YES             FOR                  FOR

the honorarium for the Board of Commissioners and the

 Board of Directors

PROPOSAL #5: Appointment of Board of Directors and            ISSUER            YES         AGAINST           AGAINST

the Commissioners

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT CIPUTRA DEVELOPMENT TBK

  TICKER:                  N/A                 CUSIP:   Y7121J100

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #E.1: Approve the changing to nominal value         ISSUER            YES             FOR                  FOR

from IDR 500 to IDR 250 per share [stock split]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT ENERGI MEGA PERSADA TBK

  TICKER:                  N/A                 CUSIP:   Y71233103

  MEETING DATE:      12/31/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the acquisition of                              ISSUER            YES             FOR                  FOR

participating interest on oil and natural gas

production sharing contract in Indonesia, which is a

material transaction and a change of Company's core

PROPOSAL #2.: Approve the 2nd rights issue offering           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Receive the Commissioners report with          ISSUER            YES             FOR                  FOR

regards to the appointment of Audit Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT ENERGI MEGA PERSADA TBK

  TICKER:                  N/A                 CUSIP:   Y71233103

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 annual report and                 ISSUER            YES             FOR                  FOR

ratification on financial statement and acquit et de

charge the Board of Commissioner and Director

PROPOSAL #2: Appoint Public Accountant and determine         ISSUER            YES             FOR                  FOR

their honorarium

PROPOSAL #3: Approve to determine salary and                       ISSUER            YES             FOR                  FOR

honorarium the Board of Commissioner and Director

PROPOSAL #4: Approve to pledge part or all Company's         ISSUER            YES         AGAINST           AGAINST

assets and or its subsidiary to issuing corporate

guarantee in order to get financing and or refinancing

PROPOSAL #5: Approve the utilization report of the            ISSUER            YES             FOR                  FOR

fund obtained from the 2nd limited public offering

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT HOLCIM INDONESIA TBK

  TICKER:                  N/A                 CUSIP:   Y7125T104

  MEETING DATE:      9/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the change in the Board of                ISSUER            YES             FOR                  FOR

Directors Structure

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT HOLCIM INDONESIA TBK

  TICKER:                  N/A                 CUSIP:   Y7125T104

  MEETING DATE:      3/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Board of Directors' report          ISSUER            YES             FOR                  FOR

and ratify the financial report for book year 2009 as

 well as to grant Acquit et Decharge to the Board of

Directors and Commissioners

PROPOSAL #2: Approve the remuneration for the Board          ISSUER            YES             FOR                  FOR

of Commissioners

PROPOSAL #3: Authorize the Board of Commissioners to         ISSUER            YES             FOR                  FOR

decide the remuneration for the Directors

PROPOSAL #4: Approve the change in the Board of                 ISSUER            YES         AGAINST           AGAINST

Directors and Commissioners

PROPOSAL #5: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

appoint an Independent Public Accountant

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT INDAH KIAT PULP & PAPER CORPORATION TBK

  TICKER:                  N/A                 CUSIP:   Y71278116

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Director's annual report;            ISSUER            YES             FOR                  FOR

ratify the consolidated financial report for book

year which ended 31 DEC 2009 and to fully discharge

to the Board of Directors and Commissioners of their

managerial and supervisory duties for book year 2009

PROPOSAL #2: Approve the Company's profit utilization        ISSUER            YES             FOR                  FOR

 for book year 2009

PROPOSAL #3: Authorize the Board of Commissioners to         ISSUER            YES             FOR                  FOR

appoint an Independent Public Accountant to audit the

 Company's books for book year 2010 and authorize the

 Directors to determine their honorarium

PROPOSAL #4: Approve the restructuring of the Board          ISSUER            YES         AGAINST           AGAINST

of Directors and Board of Commissioners

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT INDO TAMBANGRAYA MEGAH TBK

  TICKER:                  N/A                 CUSIP:   Y71244100

  MEETING DATE:      3/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report for year 2009         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Ratify the Company's financial report            ISSUER            YES             FOR                  FOR

for year 2009

PROPOSAL #3: Approve the profit allocation for year          ISSUER            YES             FOR                  FOR

2009

PROPOSAL #4: Appointment of Public Accountant for              ISSUER            YES             FOR                  FOR

year 2010 and approve to determine their

PROPOSAL #5: Approve to determine the remuneration            ISSUER            YES             FOR                  FOR

package for Company's Board

PROPOSAL #6: Appointment to Company's Board                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Approve the report to funding                          ISSUER            YES             FOR                  FOR

utilization of IPO for year 2007

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT JASA MARGA (PERSERO) TBK

  TICKER:                  N/A                 CUSIP:   Y71285103

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and ratify the Company's annual         ISSUER            YES             FOR                  FOR

report for year 2009

PROPOSAL #2: Approve and ratify the Corporate social         ISSUER            YES             FOR                  FOR

and responsibility for year 2009

PROPOSAL #3: Approve the profit allocation for year          ISSUER            YES             FOR                  FOR

2009

PROPOSAL #4: Appointment to public accountant for              ISSUER            YES             FOR                  FOR

year 2010

PROPOSAL #5: Approve to determine of Tantiem 2009,            ISSUER            YES             FOR                  FOR

salary and honorarium and allowances for Company's

Board for year 2010

PROPOSAL #6: Approve the report of fund utilization          ISSUER            YES             FOR                  FOR

from IPO  initial public offering

PROPOSAL #7: Approve the report to relocation plan of        ISSUER            YES         AGAINST           AGAINST

 Porong - Gempol highway

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT KALBE FARMA TBK

  TICKER:                  N/A                 CUSIP:   Y71287190

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors of Company for the book years 2009

PROPOSAL #2: Approve the financial statement and                ISSUER            YES             FOR                  FOR

acquit ET DE charge for the Members of Board of

Directors and Commissioners Company for the book year

 2009

PROPOSAL #3: Approve the profit allocation of the              ISSUER            YES             FOR                  FOR

Company for the book years 2010

PROPOSAL #4: Approve to change the Members of the              ISSUER            YES         AGAINST           AGAINST

Board of Commissioners of the Company

PROPOSAL #5: Approve the salary and/or honorarium for        ISSUER            YES             FOR                  FOR

 the Members of Board of Commissioners and Director

of Company including giving authority to

Commissioners to determine salary and/or honorarium

for the Members of Board of Directors and

PROPOSAL #6: Appointment of public accountant                     ISSUER            YES             FOR                  FOR

independent and authorize the Director to determine

honorarium for the book years 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT LIPPO KARAWACI TBK

  TICKER:                  N/A                 CUSIP:   Y7129W186

  MEETING DATE:      5/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Approve and ratify the Board of                   ISSUER            YES             FOR                  FOR

Directors report for the book year 2009

PROPOSAL #A.2: Approve the determination on                        ISSUER            YES             FOR                  FOR

utilization of Company's net profit for book year 2009

PROPOSAL #A.3: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

appoint the Independent Public Accountant to audit

Company's books for the book year 2010

PROPOSAL #A.4: Approve the determination on members          ISSUER            YES         AGAINST           AGAINST

of the Board of management structure and determine

salary and allowances for the Board of Directors and

honorarium as well as allowance for the Board of

Commissioners

PROPOSAL #E.1: Approve on Company plan to get fund by        ISSUER            YES             FOR                  FOR

 issuing debt notes or others by Company and/or

Company subsidiary with total of shares owned by

Company, in total of USD 350,000,000 which is

material transaction as per the Indonesia capital

market and financial institutions Supervisory Board

regulation and L K no. IX.E.2 regarding material

transaction and change in main business activity

PROPOSAL #E.2: Approve on Company plan and/or Company        ISSUER            YES         AGAINST           AGAINST

 subsidiary to pledge Company assets and/or give

Corporate guarantee related to issue debt notes by

Company and/or Company subsidiary

PROPOSAL #E.3: Approve to adjust on Company plan to          ISSUER            YES             FOR                  FOR

issue new shares without pre emptive rights as per

EGM resolution held on 28 NOV 2007

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT MEDCO ENERGI INTERNASIONAL TBK

  TICKER:                  N/A                 CUSIP:   Y7129J136

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend the plan of  utilization treasury        ISSUER            YES         AGAINST           AGAINST

 shares  received from shares re-purchase program in

line with the result of  EGM dated 23 JUN 2000 and 25

 JUN 2001 which has been changed in the  EGM dated 23

 JAN 2004 to be used in performing employee stock

option plan program (ESOP) and  management stock

option plan program

PROPOSAL #2.: Approve to perform ESOP and MSOP                   ISSUER            YES         AGAINST           AGAINST

program through utilization treasury shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT MEDCO ENERGI INTERNASIONAL TBK

  TICKER:                  N/A                 CUSIP:   Y7129J136

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Directors annual report and        ISSUER            YES             FOR                  FOR

 Commissioners report for book year 2009 and release

and grant discharge to the Directors and

Commissioners from their managerial and supervision

[acquit et de charge]

PROPOSAL #2.: Ratify the balance sheet and financial         ISSUER            YES             FOR                  FOR

statement for book year 2009

PROPOSAL #3.: Approve to determine the Company's                ISSUER            YES             FOR                  FOR

profit utilization for book year 2009

PROPOSAL #4.: Authorize the Commissioners and the              ISSUER            YES             FOR                  FOR

Directors to appoint Public Accountant for book year

2010 and determine honorarium for Public Accountant

PROPOSAL #5.: Approve to restructure the Company's            ISSUER            YES         AGAINST           AGAINST

Board of Directors and Commissioners

PROPOSAL #6.: Approve and ratify to determine salary         ISSUER            YES             FOR                  FOR

and other benefit for Directors and Commissioners

period January - December 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT PERUSAHAAN PERKEBUNAN LONDON SUMATRA INDONESIA

  TICKER:                  N/A                 CUSIP:   Y7134L134

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Directors annual report                ISSUER            YES             FOR                  FOR

about the Company's activity and Company's financial

statement ended on 31 DEC 2009

PROPOSAL #2: Approve and ratify the Company's balance        ISSUER            YES             FOR                  FOR

 sheet and income statement ended 31 DEC 2009

PROPOSAL #3: Approve the Company's profit utility for        ISSUER            YES             FOR                  FOR

 book year 2009

PROPOSAL #4: Approve the restructuring of the                     ISSUER            YES         AGAINST           AGAINST

Company's Board of Directors and Commissioner

PROPOSAL #5: Approve the remuneration of the Board of        ISSUER            YES             FOR                  FOR

 Commissioner and Directors for book year 2010

PROPOSAL #6: Appointment of the Public Accountant to         ISSUER            YES             FOR                  FOR

Audit the Company books for book YE 31 DEC 2010 and

authorize the Directors to determine honorarium for

Public Accountant

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT SUMMARECON AGUNG TBK

  TICKER:                  N/A                 CUSIP:   Y8198G144

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 annual report and                 ISSUER            YES             FOR                  FOR

ratify the financial statement

PROPOSAL #2: Approve the report of fund utilization          ISSUER            YES             FOR                  FOR

from right issue and bond issuing and also sukuk

PROPOSAL #3: Approve the profit allocation for year          ISSUER            YES             FOR                  FOR

2009

PROPOSAL #4: Approve to determine roles and                        ISSUER            YES             FOR                  FOR

responsibility and also determine salary and

allowances for Director and honorarium for

PROPOSAL #5: Appointment of Public Accountant and              ISSUER            YES             FOR                  FOR

approve to determine their honorarium for 2010

PROPOSAL #6: Approve to chang the composition of                ISSUER            YES         AGAINST           AGAINST

Company's Board

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT TIMAH TBK

  TICKER:                  N/A                 CUSIP:   Y7148A124

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend the Article of Association to              ISSUER            YES             FOR                  FOR

company with the Indonesian Capital market and

financial institutions Supervisory Board regulation

No. 412/BL/2009 regarding affiliated and conflict of

interest transaction and regulation No. 413/BL/2009

regarding material transaction and change of Companys

 core business

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT TIMAH TBK

  TICKER:                  N/A                 CUSIP:   Y7148A124

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the directors annual report              ISSUER            YES         ABSTAIN           AGAINST

regarding the company's activities in book  year 2009

 including the commissioners report in book year 2009

 and ratification of the company's   financial report

 for book year    2009 and to release and discharge

the directors and commissioners   from their

managerial and  supervision in book year 2009

PROPOSAL #2.: Ratify the annual report and company's         ISSUER            YES         ABSTAIN           AGAINST

partnership and community development program

financial report for book year 2009 and also to

release and fully discharge to company-s directors

and board of commissioner

PROPOSAL #3.: Approve to determine the Company's                ISSUER            YES         ABSTAIN           AGAINST

profit utility including dividend distribution for

book year 2009

PROPOSAL #4.: Approve the tantiem determination for          ISSUER            YES         ABSTAIN           AGAINST

Directors and board of commissioner for book year

2009 and determination salary/honorarium including

facility and benefit for book year 2010

PROPOSAL #5.: Appoint Public Accountant to Audit the         ISSUER            YES         ABSTAIN           AGAINST

Company's books and Community development program for

 book year 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PUBLIGROUPE SA, LAUSANNE

  TICKER:                  N/A                 CUSIP:   H64716147

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Management report 2009,                ISSUER            YES             FOR                  FOR

comprising the Management report, consolidated

financial statements and the financial statements of

PubliGroupe Ltd, after taking note of the Auditor's

reports

PROPOSAL #2: Grant discharge to the Members of the            ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #3: Approve the appropriation of available          ISSUER            YES             FOR                  FOR

earnings as PubliGroupe's consolidated results for

2009 show a deficit, not to distribute a dividend and

 to carry forward the entire available earnings of

the holding Company PubliGroupe Ltd

PROPOSAL #4.a: Re-elect Mrs. Eliane Borter, Pully              ISSUER            YES             FOR                  FOR

[VD] as a Board of Director

PROPOSAL #4.b: Re-elect Mr. Pascal Boni, Basel [BS]          ISSUER            YES             FOR                  FOR

as a Board of Director

PROPOSAL #5.a: Election of Mr. Kjell Aamot as a New          ISSUER            YES             FOR                  FOR

Member of the Board of Director for a statutory

three-year term of office

PROPOSAL #5.b: Election of Dr. Andreas M.                            ISSUER            YES             FOR                  FOR

Schonenberger as a New Member of the Board of

Director for a statutory three-year term of office

PROPOSAL #6: Amend the Articles 4, 5 and 7 of the              ISSUER            YES             FOR                  FOR

Article of Association in light of the Federal Act on

 Book-Entry Securities [BESA] as specified

PROPOSAL #7: Re-elect KPMG Ltd, Lausanne as the                 ISSUER            YES             FOR                  FOR

Statutory Auditors for the 2010 FY

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PUMPKIN PATCH LTD

  TICKER:                  N/A                 CUSIP:   Q7778B102

  MEETING DATE:      11/24/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-appoint PricewaterhouseCoopers as            ISSUER            YES             FOR                  FOR

the Auditors of the Company and authorize the

Directors to fix the Auditors' remuneration

PROPOSAL #2.: Re-elect David Jackson as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #3.: Re-elect Jane Freeman as a Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #4.: Approve to give financial assistance to        ISSUER            YES         AGAINST           AGAINST

 enable Maurice Prendergast [Chief Executive Officer]

 and Chrissy Conyngham [Group General Manager/Design

Director] to acquire fully paid ordinary shares in

the Company where such financial assistance is given

on the terms and conditions of the Pumpkin Patch Long

 Term Incentive Share Scheme [LTI Scheme]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PUNCH TAVERNS PLC, BURTON UPON TRENT STAFFORDSHIRE

  TICKER:                  N/A                 CUSIP:   G73003108

  MEETING DATE:      7/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the issue of the Firm Placing          ISSUER            YES         AGAINST           AGAINST

Shares in connection with the Firm Placing [as

specified] for cash at a price of 100 pence per firm

placing share, and the issue of the open offer shares

 in connection with the Placing and Open Offer [as

specified] for cash at a price of 100 pence per Open

Offer Share, both of which represent a discount of

greater than 10% to the middle market price of the

existing ordinary shares of the Company at the time

of announcement of the Firm Placing and the Placing

and Open Offer as otherwise on the terms specified

PROPOSAL #2.: Authorize the Directors, pursuant to            ISSUER            YES         AGAINST           AGAINST

Section 80 of the Companies Act 1985[the Act], to

allot relevant and issue securities [Section 80[2]]

up to an aggregate nominal amount of GBP 179,475 in

connection with the Firm Placing and the Placing and

Open Offer [as specified] [Authority expires at the

conclusion of the AGM of the Company or 15 months];

and the Directors may allot relevant securities after

 the expiry of this authority in pursuance of such an

 offer or agreement made prior to such expiry

PROPOSAL #3.: Authorize the Company, pursuant to the         ISSUER            YES         AGAINST           AGAINST

Firm Placing and the Placing and Open Offer [as

specified] to the Official List in UK Listing

Authority and to trading the London Stock Exchange

occurring and in substitution for the like authority

conferred on them at the last AGM of the Company [but

 without prejudice to any allotment made pursuant to

that authority], pursuant to Section 80 of the Act,

to allot  and issue relevant securities [Section

80[2]] up to an aggregate nominal amount of GBP

102,423; [Authority expires at the conclusion of the

AGM of the Company or 15 months]; and the Directors

may allot relevant securities after the expiry of

this authority in pursuance of such an offer or

agreement made prior to such expiry

PROPOSAL #S.4: Approve the terms of the Firm placing         ISSUER            YES             FOR                  FOR

and the placing and open offer announced by the

Company on 15 JUN 2009 and the subject of a

prospectus issued by the Company [the Firm Placing

and the Placing and Open Offer] and authorize the

Directors to implement the Firm Placing and the

Placing and Open Offer and are generally and

unconditionally authorized to exercise all the powers

 of the Company as necessary in connection with the

implementation of the Firm Placing and the Placing

PROPOSAL #S.5: Authorize the Company, pursuant to the        ISSUER            YES             FOR                  FOR

 Firm Placing and the Placing and Open Offer [as

specified] to the Official List in UK Listing

Authority and to trading the London Stock Exchange

occurring and in substitution for the like authority

conferred on them at the last AGM of the Company [but

 without prejudice to any allotment made pursuant to

that authority] and authorize the Directors, pursuant

 to Section 95 of the Act, to allot equity securities

 [Section 94[2]] for cash pursuant to the authority

conferred by Resolution 4, above, if sub-section [1]

of [Section 89] of the Act did not apply to any such

allotment, provided that this power is limited to the

 allotment of equity securities: i] in connection

with a rights issue in favor of ordinary shareholders

 in proportion to their respective holdings of such

shares, but subject to such exclusions or other

arrangements as the Directors deem necessary or

expedient in relation to fractional entitlements or

legal or practical problems arising under the laws of

 or the requirements of any regulatory body or any

stock exchange in, any territory or otherwise and; b]

 up to an aggregate nominal amount of GBP 15,365; and

 [Authority expires the earlier of the conclusion of

the next AGM of the Company or 15 months]; and the

Directors may allot equity securities after the

expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry

PROPOSAL #S.6: Approve, that a general meeting of the        ISSUER            YES             FOR                  FOR

 Company other than an AGM may be called on not less

than 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PUNCH TAVERNS PLC, BURTON UPON TRENT STAFFORDSHIRE

  TICKER:                  N/A                 CUSIP:   G73003108

  MEETING DATE:      12/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the annual report          ISSUER            YES             FOR                  FOR

and financial statements of the Company for the YE 22

 AUG 2009

PROPOSAL #2.: Re-appoint Ernst & Young LLP as the              ISSUER            YES             FOR                  FOR

Auditors of the Company to hold office until the

conclusion of the next general meeting at which

accounts are laid before the Company and authorize

that their remuneration be determined by the Directors

PROPOSAL #3.: Approve the report on the Directors'            ISSUER            YES             FOR                  FOR

remuneration for the YE 22 AUG 2009

PROPOSAL #4.: Authorize the Company and its                        ISSUER            YES             FOR                  FOR

Subsidiaries, at any time during the period for which

 this resolution has effected, in accordance with

Section 366 of the Companies Act 2006 [the '2006'

Act], to: make political donations [as defined in

Section 364 of the 2006 Act] to political parties [as

 defined in Section 363 of the 2006 Act] in aggregate

 not exceeding GBP 50,000; make political donations

[as defined in Section 364 of the 2006 Act] to

political organizations other than political parties

[as defined in Section 363 of such Act] in aggregate

not exceeding GBP 50,000; and to incur political

expenditure [as defined in Section 365 of the 2006

Act] in aggregate not exceeding GBP 50,000;

[Authority expires the earlier of the conclusion of

the next AGM of the Company or after 15 months from

the date passing of this resolution]; and that, in

any event, the aggregate amount of political

donations and political expenditure made or incurred

by the Company and its subsidiaries pursuant to this

resolution shall not exceed GBP 150,000

PROPOSAL #5.: Re-elect Peter Cawdron as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #6.: Re-elect Mike Foster as a Director of          ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #7.: Re-elect Ian Fraser as a Director of            ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #8.: Authorize the Directors, in                            ISSUER            YES             FOR                  FOR

substitution for any existing authorities and powers

granted to the Directors prior to the passing of this

 resolution (but without prejudice to any allotments

made pursuant to such authorities) to exercise all

powers of the Company to allot shares and to grant

rights to subscribe for or to convert any security

Into shares in the Company; up to an aggregate

nominal amount of GBP 102,479 (representing

approximately one-third of the Company's ordinary

shares in issue (excluding treasury shares) as at 30

OCT 2009) (such amount to be reduced by the nominal

amount of any equity securities (as defined in the

2006 Act) allotted under paragraph (b) below in

excess of GBP 102,479); and comprising equity

securities (as specified in the 2006 Act) up to a

nominal amount of GBP 204,959 (representing

approximately two-thirds of the Company's ordinary

shares in issue (excluding treasury shares) as at 30

OCT 2009) (including within any such limit any shares

 and rights to subscribe for or convert any security

into shares allotted under paragraph (a) above) in

connection with an offer by way of a rights issue:

(i) to ordinary shareholders in proportion (as nearly

 as maybe practicable) to their existing holdings;

and (ii) to holders of equity securities as required

by the rights of those securities or as the Directors

 otherwise consider necessary, [Authority expires at

the earlier of the conclusion of the next AGM of the

Company or the close of business on15 MAR 2011], save

 that the Company may before such expiry make an

offer or agreement which would or might require

shares to be allotted or rights to subscribe for or

convert into shares to be granted after such expiry

and the Directors may allot shares or grant rights in

 pursuance of such an offer or agreement as if the

PROPOSAL #S.9: Authorize the Directors, in                          ISSUER            YES             FOR                  FOR

substitution for any existing authorities and powers

granted to Directors prior to the passing of this

resolution, to allot equity securities (as defined in

 the 2006 Act) for cash under the authority given by

that resolution anchor sere the allotment is treated

as an allotment of equity securities under Section

560(2)(b) of the 2006 Act, free of the restriction in

 section 561(1) the 2006 Act, such power to be

limited: to the allotment of equity securities in

connection with an offer of equity securities: [i] to

 ordinary shareholders in proportion (as nearly as

may be practicable) to their existing holdings; and

(ii) to holders of other equity securities, as

required by the rights of those securities or, as the

 Directors otherwise consider necessary, and so that

the Directors may impose any limits or restrictions

and make any arrangements which they consider

necessary or appropriate to deal with treasury

shares, fractional entitlements, record dates, legal,

 regulatory or practical problems in, or under the

laws of, any territory or any other matter; in the

case of the authority granted under resolution 8

and/or; in the case of any transfer of treasury

shares which is treated as an allotment of equity

securities under section 560(2)(b) of the 2006 Act,

to the allotment (otherwise than under paragraph (a)

above) of equity securities up to a nominal amount

off GBP 15,372 (representing approximately 5% of the

nominal value of the existing issued share capital as

 at 30 OCT 2009); [Authority expire at earlier of the

 conclusion of the next AGM of the Company or the

close of business on MAR 2011]; Company may before

such expiry make an offer or agreement which would or

 might require equity securities to be allotted after

 such expiry and the Directors may allot equity

securities in pursuance of such an offer or agreement

 as if the thorny conferred hereby had not expired

PROPOSAL #S.10: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purposes of Section 701 of the 2006 Act to make one

or more market purchases (within the meaning of

Section 693(4) of the 2006 Act) of its ordinary

shares provided that a) the maximum number of

ordinary shares hereby authorized to be purchased is

64,236,955 and the minimum price, exclusive of

expenses, to be paid for each ordinary share shall

not be less than the nominal value of such share; b)

the maximum price, exclusive of expenses, which may

be paid for an ordinary share is the higher of: (i]

an amount equal to 105% of the average of the dosing

middle market quotations for an ordinary share (as

derived from the London Stock Exchange Daily Official

 List) for the 5 business days immediately preceding

the day on which that ordinary share is contracted to

 be purchased; and (ii) the higher of the price of

the last independent trade and the highest current

Independent bid on the London Stock Exchange at the

time the purchase is carried out; [Authority expire

at earlier of the conclusion of the next AGM of the

Company or the close of business on MAR 2011], save

that the Company may before such expiry make an offer

 or agreement to purchase Its ordinary shares, which

would or might be executed wholly or partly after

such expiry and the Company may purchase the ordinary

 shares pursuant to such offer or agreement as if the

 authority conferred hereby had not expired

PROPOSAL #S.11: Approve the general meeting of the            ISSUER            YES             FOR                  FOR

Company, other than an AGM, may be called on not less

 than 14 clear days'

PROPOSAL #S.12: Adopt the Articles of Association as         ISSUER            YES             FOR                  FOR

specified, as the Company's Articles of Association

in substitution for, and to the exclusion of, the

existing Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PV CRYSTALOX SOLAR PLC, WANTAGE

  TICKER:                  N/A                 CUSIP:   G73011101

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the 2009 annual accounts                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the 2009 Directors' remuneration        ISSUER            YES             FOR                  FOR

 report

PROPOSAL #3: Approve to declare a final dividend for         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #4: Re-election of Maarten Henderson as a            ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #5: Re-election of Hubert Aulich as a                   ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #6: Re-election of Iain Dorrity as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Re-election of Peter Finnegan as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #8: Re-election of John Sleeman as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #9: Re-election of Michael Parker as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #10: Re-appointment of Grant Thornton UK LLP        ISSUER            YES             FOR                  FOR

 as a Auditor

PROPOSAL #11: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

Auditor's remuneration

PROPOSAL #12: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #13: Approve to disapply statutory pre-                ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #14: Authorize the Company to purchase its          ISSUER            YES             FOR                  FOR

own shares

PROPOSAL #15: Adopt the new Articles of Association           ISSUER            YES             FOR                  FOR

PROPOSAL #16: Authorize the Directors to call a                 ISSUER            YES             FOR                  FOR

general meeting on 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PYEONG SAN CO LTD

  TICKER:                  N/A                 CUSIP:   Y7162W101

  MEETING DATE:      8/25/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the partial amendment to the            ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #2.: Elect Han Doo-Ock as a Director                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PYEONG SAN CO LTD

  TICKER:                  N/A                 CUSIP:   Y7162W101

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Re-election of Dong Soo Shin as the            ISSUER            YES             FOR                  FOR

Inside Director

PROPOSAL #2.2: Re-election of Dong Chul Moon as the          ISSUER            YES             FOR                  FOR

Inside Director

PROPOSAL #2.3: Re-election of In Gyum Ki as the                 ISSUER            YES             FOR                  FOR

Inside Director

PROPOSAL #2.4: Election of Sung Il Nam as the Outside        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #2.5: Election of Sang Kyun Ahn as the                 ISSUER            YES             FOR                  FOR

Outside Director

PROPOSAL #3: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #4.1: Election of Dae Kwon Jung as the                 ISSUER            YES             FOR                  FOR

Auditor

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PZ CUSSONS PLC, STOCKPORT

  TICKER:                  N/A                 CUSIP:   G6850S109

  MEETING DATE:      10/5/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES         AGAINST           AGAINST

statements for the YE 31 MAY 2009 and the reports of

the Directors and the Auditors thereon

PROPOSAL #2.: Approve the report on the Directors'            ISSUER            YES             FOR                  FOR

remuneration for the YE 31 MAY 2009

PROPOSAL #3.: Declare a final dividend for the YE 31         ISSUER            YES             FOR                  FOR

MAY 2009 of 4.085p per ordinary share of 1p each in

the Company

PROPOSAL #4.: Re-elect A. J. Green as a Director of          ISSUER            YES         AGAINST           AGAINST

the Company, who retires by rotation under the

Company's Articles of Association

PROPOSAL #5.: Re-elect C. G. Davis as a Director of          ISSUER            YES         AGAINST           AGAINST

the Company, who retires by rotation under the

Company's Articles of Association

PROPOSAL #6.: Re-elect B. H. Leigh as a Director of          ISSUER            YES         AGAINST           AGAINST

the Company, who retires by rotation under the

Company's Articles of Association

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES         AGAINST           AGAINST

as the Auditor of the Company

PROPOSAL #8.: Authorize the Directors to fix the                ISSUER            YES         AGAINST           AGAINST

remuneration of the Auditor

PROPOSAL #9.: Authorize the Directors, in accordance         ISSUER            YES             FOR                  FOR

with Section 551 of the Companies Act 2006 to

exercise all the powers of the Company: i] to allot

shares in the Company; and ii] to grant rights to

subscribe for or to convert any security into shares

in the Company, up to a maximum aggregate nominal,

amount of GBP 1,412,750; [Authority expires the

earlier of the conclusion of the AGM of the Company

to be held in 2010 or at 11.59pm on 04 JAN 2011]; and

 the Directors may allot shares, or grant rights to

subscribe for or to convert any securities into

shares, in pursuance of such an offer or agreement as

 if the authority conferred hereby had not expired

PROPOSAL #S.10: Authorize the Directors, pursuant to         ISSUER            YES             FOR                  FOR

Section 570 of the Companies Act 2006 [Act] to allot

equity securities [as specified in Section 560 of the

 Act] pursuant to the authority given to them for the

 purposes of Section 551 of the Act by Resolution 9

as specified [of which this resolution 10 forms a

part] as if Section 561 of the Act did not apply to

any such allotment: a] to the allotment of equity

securities in connection with any rights issue, open

offer or other pre-emptive offer, open for acceptance

 for a period determined by the Directors, to the

holders of ordinary shares on the register on any

fixed record date in proportion to their holdings of

ordinary shares in the capital of the Company [and,

if applicable, to the holders of any other class of

equity security in the capital of the Company in

accordance with the rights attached to such class],

subject to such exclusions or other arrangements as

the Directors may deem necessary or expedient in

relation to i] fractions of such securities; ii] the

issue, transfer and/or holding of any securities in

certificated form or in uncertificated form; iii] the

 use of one or more currencies for making payments in

 respect of such offer; iv], any such shares or other

 securities being represented by depositary receipts;

 v] treasury shares; or vi] any legal or practical

problems arising under the laws of, or the

requirements of any regulatory body or any competent

authority or any stock exchange in, any territory;

and b] to the allotment of equity securities for cash

 up to an aggregate nominal value of GBP 214,362;

[Authority expires the earlier of the conclusion of

the AGM of the Company to be held in 2010 or at

11.59pm on 04 JAN 2011]

PROPOSAL #S.11: Authorize the Company, in                            ISSUER            YES             FOR                  FOR

substitution for and to the exclusion of any existing

 authority subsisting at the date of this resolution,

 to make market purchases [within the meaning of

Section 693[4] of the Companies Act 2006] of up to

42,872,496 ordinary shares of 1p each, at a minimum

price which may be paid for the ordinary is 1p each

is 1p, the maximum price [exclusive of expenses]

which may be paid for an ordinary share of 1p each is

 an amount equal to 105% of the average of the middle

 market quotations for such shares derived from the

London Stock Exchange Daily Official List, over the

previous 5 business days; [Authority expires the

earlier of the conclusion of the AGM of the Company

to be held in 2010 or at 11.59pm on 04 JAN 2011]; the

 Company, before the expiry, may make a contract to

purchase ordinary shares 1p each which will or may be

 executed wholly or partly after such expiry and may

purchase ordinary shares of 1p each in pursuance of

any such contract

PROPOSAL #S.12: Approve to call a general meeting              ISSUER            YES             FOR                  FOR

other than an AGM on not less than 14 clear days'

notice

PROPOSAL #S.13: Amend the Memorandum of Association          ISSUER            YES             FOR                  FOR

of the Company by deleting all the provisions of the

Memorandum of Association which, by virtue of Section

 28 of the Companies Act 2006, are to be treated as

provisions of the Company's Articles of Association;

and adopt the Articles of Association produced to the

 meeting and signed by the Chairman of the meeting

for the purpose of identification as the Articles of

Association of the Company in substitution for, and

to the exclusion of, the existing Articles of

Association of the Company

PROPOSAL #S.14: Authorize the Company and any Company        ISSUER            YES             FOR                  FOR

 which is or becomes a subsidiary of the Company

during the period to which this resolution relates,

in accordance with Section 366 of the Companies Act

2006 [Act]: a] to make political donations to

political parties, political organizations and/or

independent election candidates; and b] to incur

expenditure, provided that: the aggregate amount of

such donations and expenditure shall not exceed GBP

100,000 and the amount authorized under each of

Paragraphs [a] and [b] above shall also be limited to

 such amount; [Authority expires the earlier of the

conclusion of the AGM of the Company to be held in

2010 or at 11.59pm on 04 JAN 2011]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  QINETIQ GROUP PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G7303P106

  MEETING DATE:      8/4/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report and the accounts               ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the Directors remuneration                ISSUER            YES             FOR                  FOR

report

PROPOSAL #3.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Colin Balmer as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Sir John Chisholm as a                     ISSUER            YES             FOR                  FOR

Chairman and a Director

PROPOSAL #6.: Re-elect Noreen Doyle as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Elect Mr. Mark Elliott as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Re-elect Admiral Edmund P. Giambastiani        ISSUER            YES             FOR                  FOR

 as a Director

PROPOSAL #9.: Re-elect Sir David Lees as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #10.: Re-elect Graham Love as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #11.: Re-elect Nick Luff as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #12.: Elect Mr. David Mellors as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #13.: Re-appoint KPMG Audit Plc as the                 ISSUER            YES             FOR                  FOR

Auditors and authorize the Audit Committee to

determine the Auditors remuneration

PROPOSAL #14.: Approve to make political donations             ISSUER            YES             FOR                  FOR

PROPOSAL #15.: Grant authority to allot new shares             ISSUER            YES             FOR                  FOR

PROPOSAL #S.16: Approve to disapply the pre emption          ISSUER            YES             FOR                  FOR

rights

PROPOSAL #S.17: Grant authority to purchase of own            ISSUER            YES             FOR                  FOR

shares

PROPOSAL #S.18: Approve the notice period for EGM               ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  QINGLING MTRS LTD

  TICKER:                  N/A                 CUSIP:   Y71713104

  MEETING DATE:      6/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company (the Board) for the year of

2009

PROPOSAL #2: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company for the year of 2009

PROPOSAL #3: Approve the audited financial statements        ISSUER            YES             FOR                  FOR

 and the Independent Auditor's report of the Company

for the year of 2009

PROPOSAL #4: Approve the proposal for appropriation          ISSUER            YES             FOR                  FOR

of profit of the Company for the year of 2009

PROPOSAL #5: Re-appoint Deloitte Touche Tohmatsu CPA         ISSUER            YES             FOR                  FOR

Ltd and Deloitte Touche Tohmatsu as the Company's PRC

 and International Auditors respectively for the year

 of 2010 and authorize the Board to determine their

remunerations

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  QLT INC

  TICKER:                  N/A                 CUSIP:   746927102

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Robert L. Butchofsky as a         ISSUER            YES             FOR                  FOR

Director to serve for the ensuing year

PROPOSAL #1.2: Election of Dr. Bruce L.A. Carter as a        ISSUER            YES         AGAINST           AGAINST

 Director to serve for the ensuing year

PROPOSAL #1.3: Election of C. Boyd Clarke as a                   ISSUER             NO              N/A                  N/A

Director to serve for the ensuing year

PROPOSAL #1.4: Election of Peter A. Crossgrove as a          ISSUER            YES             FOR                  FOR

Director to serve for the ensuing year

PROPOSAL #1.5: Election of Kathryn E. Falberg as a            ISSUER            YES             FOR                  FOR

Director to serve for the ensuing year

PROPOSAL #1.6: Election of Dr. Ian J. Massey as a              ISSUER            YES             FOR                  FOR

Director to serve for the ensuing year

PROPOSAL #1.7: Election of Joseph L. Turner as a                ISSUER            YES             FOR                  FOR

Director to serve for the ensuing year

PROPOSAL #1.8: Election of L. Jack Wood as a Director        ISSUER            YES             FOR                  FOR

 to serve for the ensuing year

PROPOSAL #2.: Appointment of Deloitte & Touche LLP as        ISSUER            YES             FOR                  FOR

 the Independent Auditors of QLT for the ensuing year

 and authorize the Directors to fix the remuneration

to be paid to the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  Q-MED AB

  TICKER:                  N/A                 CUSIP:   W71001106

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of the Chair for the meeting             ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the drawing up of the voting list      ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the agenda for the meeting                  ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of 1 or 2 people to verify the         ISSUER            YES             FOR                  FOR

minutes

PROPOSAL #5: Approve the consideration of whether the        ISSUER            YES             FOR                  FOR

 meeting has been duly convened

PROPOSAL #6: Approve the address given by Q-Med AB's         ISSUER            YES             FOR                  FOR

President, Bengt Agerup

PROPOSAL #7: Approve the submission of the annual              ISSUER            YES             FOR                  FOR

account and the auditors report, as well as the

consolidated accounts and consolidated Auditors'

report, for the FY 2009

PROPOSAL #8.A: Adopt the income statement and balance        ISSUER            YES             FOR                  FOR

 sheet, as well as the consolidated income statement

and the consolidated balance sheet

PROPOSAL #8.b: Approve the treatment of the Company's        ISSUER            YES             FOR                  FOR

 un appropriated earnings in accordance with the

adopted balance sheet; the Board proposes that of the

 earnings at the disposal of the AGM, consisting of a

 share premium reserve of 5.8 MSEK, retained earnings

 of 586,8 MSEK and net income for the year of 622

MSEK, the sum total of 1,214,6 MSEK, 149,1 MSEK be

paid to the shareholders and that 1,065,6 MSEK be

carried forward; this corresponds to a dividend of

SEK 1.50 per share, 03 MAY 2010 is as the record day

for the determination of who is entitled to a

dividend; if the AGM decides in accordance with the

proposal, it is estimated that the dividend will be

distributed by Euroclear Sweden AB on 06 MAY 2010

PROPOSAL #8.c: Approve the question of discharging            ISSUER            YES             FOR                  FOR

the Members of the Board and President form liability

PROPOSAL #9: Approve the address given by Robert                ISSUER            YES             FOR                  FOR

Wikholm, Chair of the Election Committee, on the work

 of the election Committee and on the nominations and

 the fees

PROPOSAL #10: Approve the determination of the number        ISSUER            YES             FOR                  FOR

 of Board Members and any deputy Members of the Board

PROPOSAL #11: Approve the determination of fees for          ISSUER            YES             FOR                  FOR

the Board and the Auditors, and of a fee for

Committee work

PROPOSAL #12: Election of members of the Board, any          ISSUER            YES             FOR                  FOR

deputy Members of the Board and the

PROPOSAL #13: Approve the determination of the number        ISSUER            YES         AGAINST           AGAINST

 of Members on the election Committee, election of

the Chair and two further members of the election

Committee and determination of criteria according to

which other Members of the election Committee are to

be appointed; it has been the election committee

shall consist of 5 Members, with Robert Wikholm as

the Chair and Bengt Agerup and Anders Milton as

members elected by the AGM, as well as two further

Members who are to be appointed by the Chair no later

 than the third quarter of 2010, representing

PROPOSAL #14: Approve the address by Kristina Persson        ISSUER            YES             FOR                  FOR

 on the work of the remuneration Committee

PROPOSAL #15: Approve the proposal for a resolution          ISSUER            YES             FOR                  FOR

concerning principles for remuneration and other

conditions of employment for senior management

remuneration to the President and Chief Executive

Officer and other Members of the senior management

team is constituted by a basic salary in line with

the going rate on the market, a variable part in the

form of a bonus or profit-sharing up to a maximum of

30%, and for a few people up to 50% of the annual

salary and other benefits in line with other

employees; payment of the variable part with regard

to a bonus is dependent on the achieving of

predetermined turnover and income objectives; in

addition to the above-mentioned remuneration and

benefits, this group of employees can, like all other

 employees, receive a one-time payment as a bonus for

 a particular performance that is out of the ordinary

PROPOSAL #16: Closing of the AGM                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  QSC AG, KOELN

  TICKER:                  N/A                 CUSIP:   D59710109

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the Group financial

 statements and annual report, and the report

pursuant to Sections 289(4) and 315(4) of the German

PROPOSAL #2.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #3.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #4.: Appointment of KPMG AG, Cologne as the         ISSUER            YES             FOR                  FOR

Auditors for the 2010 FY

PROPOSAL #5.: Authorization to acquire own shares,            ISSUER            YES             FOR                  FOR

the Company shall be authorized to acquire own shares

 of up to 10% of its share capital, at prices not

deviating more than 10% from the market price of the

shares, on or before 19 MAY 2015, the Board of

Managing Directors shall be authorized to retire the

shares, to dispose of the shares in a manner other

than the stock exchange or a rights offering if they

are sold at a price not materially below their market

 price, to use the shares for acquisition purposes or

 for the fulfilment of option or conversion rights,

and to offer the shares to employees

PROPOSAL #6.: Resolutions on authorization to issue          ISSUER            YES         AGAINST           AGAINST

warrant and/or convertible bonds, the creation of new

 contingent capital, and the corresponding amendments

 to the Articles of Association, the existing

contingent capital IV shall be revoked, the Board of

Managing Directors shall be authorized, with the

consent of the Supervisory Board, to issue bonds of

up to EUR 100,000,000, having a term of up to 20

years and conferring a conversion or option right for

 new shares of the Company, on or before 19 MAY 2015,

 shareholders shall be granted subscription rights,

except for residual amounts, for the granting of such

 rights to holders of conversion or option rights,

and for the issue of bonds at a price not materially

below their theoretical market value, the Company's

share capital shall be increased accordingly by up to

 EUR 25,000,000 through the issue of up to 25,000,000

 new registered shares, insofar as conversion and/or

option rights are exercised (contingent capital IV)

PROPOSAL #7.: Resolution on the revision of the                 ISSUER            YES         AGAINST           AGAINST

authorized capital, and the corresponding amendments

to the Articles of Association, the authorization to

increase the share capital on or before 22 MAY 2011,

shall be revoked, the Board of Managing Directors

shall be authorized, with the consent of the

Supervisory Board, to increase the share capital by

up to EUR 65,000,000 through the issue of new

registered shares against payment in cash and/or

kind, on or before 19 MAY 2015, shareholders shall be

 granted subscription rights, except for residual

amounts, for the issue of shares for acquisition

purposes or for the issue of shares at a price not

materially below their market price, as well as for

the granting of subscription rights to holders of

option or conversion rights

PROPOSAL #8.: Approval of enterprise agreements, 1)          ISSUER            YES             FOR                  FOR

approval of the profit transfer agreement with the

Company's subsidiary 010052 Telecom GmbH, effective

for at least five years; 2) approval of the profit

transfer agreement with the Company's subsidiary

Tengo GmbH, effective for at least five years

PROPOSAL #9.: Approval of the compensation system for        ISSUER            YES         AGAINST           AGAINST

 the Board of Managing Directors, comprising a fixed

annual remuneration of up to 50% of the total target

remuneration, a variable remuneration comprising the

other 50%, plus pension commitments and other

perquisites

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  QUADRA MNG LTD

  TICKER:                  N/A                 CUSIP:   747319101

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive the audited consolidated                ISSUER             NO              N/A                  N/A

financial statements of the Company for the FYE 31

DEC 2009 and the Auditor's report thereon

PROPOSAL #1.1: Election of William H. Myckatyn as a          ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #1.2: Election of Paul M. Blythe as a                   ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #1.3: Election of Geoffrey S. Belsher as a          ISSUER            YES         AGAINST           AGAINST

Director of the Company for the ensuing year

PROPOSAL #1.4: Election of George W. Poling as a                ISSUER            YES         AGAINST           AGAINST

Director of the Company for the ensuing year

PROPOSAL #1.5: Election of Ken Williamson as a                   ISSUER            YES         AGAINST           AGAINST

Director of the Company for the ensuing year

PROPOSAL #1.6: Election of Neil MacKenzie as a                   ISSUER            YES         AGAINST           AGAINST

Director of the Company for the ensuing year

PROPOSAL #1.7: Election of Greg Van Staveren as a              ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #1.8: Election of John Brough as a Director         ISSUER            YES             FOR                  FOR

of the Company for the ensuing year

PROPOSAL #1.9: Election of John Lydall as a Director         ISSUER            YES             FOR                  FOR

of the Company for the ensuing year

PROPOSAL #2.: Approve all unallocated options under,         ISSUER            YES         AGAINST           AGAINST

and certain amendments to, the Company's Stock Option

 Plan

PROPOSAL #3.: Approve an amended and restated                     ISSUER            YES             FOR                  FOR

Shareholder Rights Plan to take effect upon the

expiry of the Company's existing Shareholder Rights

PROPOSAL #4.: Approve certain matters relating to the        ISSUER            YES             FOR                  FOR

 proposed Plan of Arrangement (the Arrangement)

involving the Company, FNX Mining Company Inc (FNX)

and the security holders of FNX to be completed

pursuant to terms and subject to the conditions of

the arrangement agreement dated 23 MAR 2010 among the

 Company, FNX and 22377836 Ontario Inc, including:

(a) the issuance of common shares of Quadra (Quadra

Shares) in exchange for outstanding common shares of

FNX, and the issuance of Quadra Shares upon the

exercise of outstanding options and warrants of FNX;

(b) changing the name of the Company from Quadra

Mining Ltd, to Quadra FNX Mining Ltd, which name

change is a condition to the completion of the

Arrangement; and (c) the appointment of KPMG LLP as

the Auditor of the Company at a remuneration to be

fixed by the Directors of the Company

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  QUANTA STORAGE INC

  TICKER:                  N/A                 CUSIP:   Y7175W106

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2009 business operations        ISSUER             NO              N/A                  N/A

 and the 2010 business plans

PROPOSAL #A.2: To report the 2009 audited reports               ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 3.2 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans, endorsement and guarantee

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES         AGAINST           AGAINST

asset acquisition or disposal

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  QUEBECOR INC

  TICKER:                  N/A                 CUSIP:   748193208

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of Messrs. Francoise Bertrand,         ISSUER            YES             FOR                  FOR

Jean-Marc Eustache as Class B Director's

PROPOSAL #2: Re-appoint Ernst & Young LLP as Auditor         ISSUER            YES             FOR                  FOR

and authorize the Board of Directors to fix its

remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RADIANT OPTO-ELECTRONICS CORP

  TICKER:                  N/A                 CUSIP:   Y7174K103

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The establishment for the rules of the        ISSUER             NO              N/A                  N/A

 Board meeting

PROPOSAL #A.4: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2.3 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings, proposed stock dividend: 30

for 1,000 shares held

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.7: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

asset acquisition or disposal

PROPOSAL #B.8: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RADIUM LIFE TECH

  TICKER:                  N/A                 CUSIP:   Y7342U108

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 Audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of the local unsecured                ISSUER             NO              N/A                  N/A

convertible corporate bonds

PROPOSAL #A.5: The status of capital injection plan          ISSUER             NO              N/A                  N/A

from year 2002

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.2 per share

PROPOSAL #B.3: Approve the revision to the plan of            ISSUER            YES             FOR                  FOR

2009 capital injection

PROPOSAL #B.4: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings; Proposed stock dividend: 30

for 1,000 shares held

PROPOSAL #B.5: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.7: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.8: Election of the Directors and                       ISSUER            YES         AGAINST           AGAINST

Supervisors

PROPOSAL #B.9: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.10: Extraordinary motions                                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RAFFLES EDUCATION CORPORATION

  TICKER:                  N/A                 CUSIP:   ADPV11509

  MEETING DATE:      10/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report        ISSUER            YES             FOR                  FOR

 and audited accounts of the Company for the FYE 30

JUN 2009 together with the Auditors' report thereon

PROPOSAL #2.: Approve the proposed Directors' fees of        ISSUER            YES             FOR                  FOR

 SGD 250,000 for the FYE 30 JUN 2009 [2008: SGD

PROPOSAL #3.: Re-elect Mr. Henry Tan Song Kok as a            ISSUER            YES             FOR                  FOR

Director, who retires pursuant to the Article 91

Company's Articles of Association

PROPOSAL #4.: Re-elect Dr. Tan Chin Nam as a                       ISSUER            YES             FOR                  FOR

Director, who retires pursuant to the Article 97

Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. Teo Cheng Lok John as a            ISSUER            YES             FOR                  FOR

Director, who retires pursuant to the Article 97

Company's Articles of Association

PROPOSAL #6.: Re-elect Mr. Lim Tien Lock, Christopher        ISSUER            YES             FOR                  FOR

 as a Director, who retires pursuant to the Article

97 Company's Articles of Association

PROPOSAL #7.: Re-appoint Messrs. BDO Raffles, as the         ISSUER            YES             FOR                  FOR

Company's Auditors and authorize the Directors to fix

 their remuneration

PROPOSAL #8.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 pursuant to Section 161 of the Companies Act,

Chapter 50 and Rule 806 of the Listing Manual of the

Singapore Exchange Securities Trading Limited, to

allot and issue new shares in the Company [by way of

rights, bonus or otherwise] at any time and upon such

 terms and conditions and for such purposes and to

such persons as the Directors may, in their absolute

discretion, deem fit, provided always that the

aggregate number of shares and convertible securities

 to be issued pursuant to this resolution shall not

exceeding 50% of the total issued shares excluding

treasury shares of the Company, of which the

aggregate number of shares and convertible securities

 to be issued other than on a pro-rata basis to the

existing shareholders of the Company does not exceed

20% of the total issued shares excluding treasury

shares of the Company and [Authority expires the

earlier of the conclusion of the Company's next AGM

or the date by which the Company's next AGM is

required by law or by the Articles of Association of

PROPOSAL #9.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 pursuant to Section 161 of the Companies Act,

Chapter 50, to allot and issue shares in the capital

of the Company to the holders of options and awards

granted by the Company under the RAFFLES EDUCATION

CORPORATION Employees' Share Option Scheme (Year

2001) (the Scheme) and RAFFLES EDUCATION CORPORATION

Performance Share Plan (Share Plan) established by

the Company upon exercise of such options or vesting

of such share awards in accordance with the terms and

 conditions of the Scheme and the Share Plan provided

 always that the aggregate number of ordinary shares

to be allotted and issued pursuant to the Scheme and

the Share Plan shall not exceed 15% of the total

issued shares excluding treasury shares of the

PROPOSAL #10.: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, for the purposes of the Companies Act,

Chapter 50 of Singapore [the Companies Act], to

purchase or otherwise acquire ordinary shares fully

paid in the capital of the Company [the Shares], not

exceeding in aggregate 10% of the issued shares

excluding treasury shares in the capital of the

Company, by way of on-market purchases on the

Singapore Exchange Securities Trading Limited [SGX-

ST] and/or off-market purchases effected otherwise

than on the SGX-ST in accordance with any equal

access scheme[s] which satisfies the conditions

prescribed by the Companies Act, at a price of up to

105% of the average of the closing market prices of a

 share over the last 5 market days in the case of an

on-market share purchase and a price up to 120% of

such average closing price in case of off-market

purchase [share purchase mandate]; and authorize the

Directors of the Company and/or any of them to

complete and do all such acts and things deemed

necessary, expedient, incidental or in the interests

of the Company to give effect to the transactions

contemplated and/or authorized by this resolution;

[Authority expires the earlier of the date on which

the next AGM of the Company is held or required by

law to be held or the date when the purchase of

shares is carried out to the full extent mandated]

PROPOSAL #11.: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, pursuant to Section 161 of the Companies

Act, Chapter 50, to allot and issue from time to time

 such number of shares in the capital of the Company

as may be required to be allotted and issued pursuant

 to the RAFFLES EDUCATION CORPORATION SCRIP DIVIDEND

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RALINK TECHNOLOGY CORP

  TICKER:                  N/A                 CUSIP:   Y7180S108

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution.         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings and staff bonus proposed stock

 dividend: 20 for 1,000 shares held

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of asset acquisition or disposal

PROPOSAL #B.5: Approve the proposal of merger with            ISSUER            YES             FOR                  FOR

Trendchip Technologies Corp

PROPOSAL #B.6: Approve to merge Trendchip                            ISSUER            YES             FOR                  FOR

Technologies Corp via shares swap by new shares

PROPOSAL #B.7: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.8: Approve the proposal of capital                   ISSUER            YES             FOR                  FOR

injection by issuing new shares via private placement

PROPOSAL #B.9: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans, endorsement and guarantee

PROPOSAL #B1011: Election of Shin-Jou Fang [ID                   ISSUER            YES             FOR                  FOR

No.:A101902862] as a Director

PROPOSAL #B1012: Election of Bor-Min Wang [ID                     ISSUER            YES             FOR                  FOR

No.:B120116216] as a Director

PROPOSAL #B1013: Election of New Castle Investment            ISSUER            YES             FOR                  FOR

Company Ltd [shareholder No.: 370 Representative:

Quincy Lin] as a Director

PROPOSAL #B10.2: Election of Phil Mak [ID                            ISSUER            YES             FOR                  FOR

No.:L103041736] as a Independent Director

PROPOSAL #B10.3: Election of Gary Yiu-Wei Cheng [ID          ISSUER            YES             FOR                  FOR

No.:A102795834] as a Supervisor

PROPOSAL #B.11: Approve the proposal to release the          ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.12: Extraordinary motions                                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RALLYE SA, PARIS

  TICKER:                  N/A                 CUSIP:   F43743107

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the annual accounts for the YE        ISSUER            YES             FOR                  FOR

 31 DEC 2009

PROPOSAL #O.2: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #O.3: Approve the allocation of the Company         ISSUER            YES             FOR                  FOR

result

PROPOSAL #O.4: Approve the payment of the dividend in        ISSUER            YES             FOR                  FOR

 shares

PROPOSAL #O.5: Approve the agreements specified in            ISSUER            YES             FOR                  FOR

Article L. 225-38 of the Code du Commerce  Commercial

 Code

PROPOSAL #O.6: Approve the discount on the share                ISSUER            YES             FOR                  FOR

dividend

PROPOSAL #O.7: Re-elect Philippe Charrier as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #O.8: Re-elect Andre Crestey as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #O.9: Re-elect Jean Chodron de Courcel as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #O.10: Re-elect Jacques Dermagne as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #O.11: Re-elect Jacques Dumas as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #O.12: Re-elect Jean Charles Naouri as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #O.13: Re-elect Christian Paillot as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #O.14: Re-elect Finatis as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #O.15: Re-elect Fonciere Euris as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #O.16: Re-elect Euris as a Director                       ISSUER            YES             FOR                  FOR

PROPOSAL #O.17: Re-elect Matignon Corbeil Centre as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #O.18: Approve the renewal of Jean Levy as a        ISSUER            YES             FOR                  FOR

 Non-Executive Director's mandate

PROPOSAL #O.19: Appointment of KPMG Audit IS SAS as          ISSUER            YES             FOR                  FOR

an Assistant Auditor

PROPOSAL #O.20: Approve the setting of an overall              ISSUER            YES             FOR                  FOR

amount for Directors' fees and remuneration of the

Non-Executive Director

PROPOSAL #E.21: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #E.22: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue shares or tangible assets granting access to

allocation of new or existing Company shares or debt

securities, removing the preferential subscription

right, by means of an offer intended for the people

specified in Article L. 411-2.II of the Code

Monetaire et Financier  Monetary and Financial Code

PROPOSAL #E.23: Grant authority to share subscription        ISSUER            YES             FOR                  FOR

 options

PROPOSAL #E.24: Grant authority to share purchase              ISSUER            YES             FOR                  FOR

options

PROPOSAL #E.25: Grant authority to increase capital          ISSUER            YES             FOR                  FOR

stock and/or transfer self-held shares for employees

PROPOSAL #E.26: Approve the Merger-absorption of                ISSUER            YES             FOR                  FOR

Omnium de Commerce et de Prescriptions

PROPOSAL #E.27: Powers                                                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RAMIRENT OYJ, HELSINKI

  TICKER:                  N/A                 CUSIP:   X7193Q132

  MEETING DATE:      3/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Calling the meeting to order                             ISSUER             NO              N/A                  N/A

PROPOSAL #3: Election of persons to review the                   ISSUER             NO              N/A                  N/A

minutes and to supervise the counting of

PROPOSAL #4: Recording the legality of the meeting             ISSUER             NO              N/A                  N/A

PROPOSAL #5: Recording the attendance at the meeting         ISSUER             NO              N/A                  N/A

and the confirmation of the voting list

PROPOSAL #6: Presentation of the annual accounts, the        ISSUER             NO              N/A                  N/A

 report of the Board of Directors and the Auditor's

report for the year 2009

PROPOSAL #7: Adopt the accounts                                              ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve the actions on profit or loss;          ISSUER            YES             FOR                  FOR

board proposal to pay a dividend of EUR 0,15 per

share; Board proposes also to pay possible additional

 dividend of maximum EUR 0,10 per share

PROPOSAL #9: Grant discharge from the liability                  ISSUER            YES             FOR                  FOR

PROPOSAL #10: Approve the remuneration of Board                 ISSUER            YES             FOR                  FOR

Members

PROPOSAL #11: Approve the number of Board Members               ISSUER            YES             FOR                  FOR

PROPOSAL #12: PLEASE NOTE THAT THIS IS A SHAREHOLDER         ISSUER            YES             FOR               AGAINST

PROPOSL: Re-elect K-G. Bergh, E. Norvio, T. Eriksson,

 P. Hofvenstam, S. Renlund to the Board and J. EK as

a new Member

PROPOSAL #13: Approve the remuneration of the Auditor        ISSUER            YES             FOR                  FOR

PROPOSAL #14: Approve the number of the Auditor and          ISSUER            YES             FOR                  FOR

election of the Auditor

PROPOSAL #15: Amend the Article 10 of Articles of              ISSUER            YES             FOR                  FOR

Association

PROPOSAL #16: Authorize the Board to decide on                   ISSUER            YES             FOR                  FOR

acquiring Company's own shares

PROPOSAL #17: Authorize the Board to decide on share         ISSUER            YES             FOR                  FOR

issue and granting option rights, convertible bonds

and or special rights

PROPOSAL #18: Closing of the AGM                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RAMSAY HEALTH CARE LTD RHC

  TICKER:                  N/A                 CUSIP:   Q7982Y104

  MEETING DATE:      11/24/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the financial                ISSUER             NO              N/A                  N/A

report of the Company and its controlled entities and

 the reports of the Directors and the Auditor for the

 YE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report, which            ISSUER            YES         AGAINST           AGAINST

forms part of the Directors' report for the YE 30 JUN

 2009

PROPOSAL #3.1: Re-elect Mr. Paul Joseph Ramsay AO as         ISSUER            YES             FOR                  FOR

a Non-Executive Director of the Company, retiring in

accordance with Clause 44 of the Constitution

PROPOSAL #3.2: Re-elect Mr. Michael Stanley Siddle as        ISSUER            YES             FOR                  FOR

 a Non-Executive Director of the Company, retiring in

 accordance with Clause 44 of the Constitution

PROPOSAL #4.: Approve, for the purposes of Clause              ISSUER            YES         AGAINST           AGAINST

49.1 of the Constitution and ASX Rule 10.17, to

increase the maximum aggregate amount available for

the remuneration of Non-Executive Directors for their

 services by AUD 200,000, from AUD 1,400,000 to AUD

1,600,000 per annum [including the superannuation

guarantee contribution payable by the Company to Non-

Executive Directors]

PROPOSAL #5.: Approve, for all purposes, including            ISSUER            YES             FOR                  FOR

ASX Listing Rule 7.4, the issue of 22 million fully

paid ordinary shares in the Company under an

institutional placement for a total consideration of

AUD 221,100,000 million, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RANDON SA IMPLEMENTOS E PARTICIPACOES

  TICKER:                  N/A                 CUSIP:   P7988W103

  MEETING DATE:      4/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A: To examine, discuss and vote upon the            ISSUER             NO              N/A                  N/A

Board of Directors annual report, the financial

statements, External Auditors and of the Finance

Committee and documents opinion report relating to

FYE 31 DEC 2009

PROPOSAL #B: Distribution of the FY's net profits and        ISSUER             NO              N/A                  N/A

 deliberate on the distribution dividends

PROPOSAL #C: Election, if in case, of the Members of         ISSUER            YES             FOR                  FOR

the Finance Committee

PROPOSAL #D: To set the Directors global                              ISSUER             NO              N/A                  N/A

remuneration, if in case, the Members of the Finance

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RANK GROUP PLC

  TICKER:                  N/A                 CUSIP:   G7377H121

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Directors report and the              ISSUER            YES         AGAINST           AGAINST

audited financial statements for the YE 31 DEC 2009

PROPOSAL #2: Approve the Directors remuneration                 ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-appoint Peter Johnson the Chairman as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #5: Re-appoint Richard Greenhalgh the Senior        ISSUER            YES         AGAINST           AGAINST

 Independent Director and the chairman of the

Remuneration Committee as a Director

PROPOSAL #6: Appointment of Tim Scoble as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #7: Appointment of Mike Smith as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #8: Appointment of the New Auditors                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #9: Authorize the Audit Committee to agree          ISSUER            YES         AGAINST           AGAINST

the remuneration of the Auditors

PROPOSAL #10: Grant authority for the political                 ISSUER            YES             FOR                  FOR

donations expenditure

PROPOSAL #S.11: Grant authority for the calling of            ISSUER            YES             FOR                  FOR

general meetings on 14 clear days notice

PROPOSAL #S.12: Adopt the New Articles of Association        ISSUER            YES             FOR                  FOR

PROPOSAL #13: Adopt the New Long Term Incentive Plan         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RATHBONE BROTHERS PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G73904107

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the Rathbones                     ISSUER            YES             FOR                  FOR

Brothers Savings Related Share Option Plan 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RATHBONE BROTHERS PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G73904107

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the report of the Directors and            ISSUER            YES             FOR                  FOR

the audited accounts for the YE 31 DEC 2009

PROPOSAL #2: Approve the remuneration report for the         ISSUER            YES             FOR                  FOR

YE 31 DEC 2009

PROPOSAL #3: Election of Kate Avery as a Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #4: Election of Kathryn Matthews as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #5: Re-elect Caroline Burton as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #6: Re-elect Richard Lanyon as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #7: Re-elect Andrew Morris as a Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #8: Re-elect Andy Pomfret as a Director of          ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #9: Re-elect Richard Smeeton as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #10: Appointment of KPMG Audit Plc as the            ISSUER            YES             FOR                  FOR

Auditors until the conclusion of the

PROPOSAL #11: Authorize the Directors to agree the            ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #12: Authorize, in accordance with Section          ISSUER            YES             FOR                  FOR

366 of the Companies Act 2006, the Company and any

Company which is becomes a subsidiary of the Company

during the period to which this resolution relates:

to make donations to political parties or independent

 election candidates, to make donations to political

organizations other than political parties, and to

incur political expenditure, the aggregate amount of

such donations and expenditure shall not exceed GBP

50,000 and the amount authorized under this CONTD.

PROPOSAL #13: Authorize the Directors in accordance          ISSUER            YES             FOR                  FOR

with Section 551 of the Companies Act 2006  the Act

to exercise all the powers of the Company to allot

shares in the Company and to grant rights to

subscribe for or to convert any security into such

shares; up to an aggregate nominal amount of GBP

710,000, and comprising equity securities  Section

560 of the Act , up to further aggregate nominal

amount of GBP 710,000 in connection with an offer by

way of a rights issue,  Authority expires the earlier

PROPOSAL #S.14: Authorize the Directors, pursuant to         ISSUER            YES             FOR                  FOR

Sections 570 and 573 of the Companies Act 2006  the

Act  to allot equity securities  Section 560 of the

Act , payment for which is to be wholly in cash:

pursuant to the authority given by the Resolution 13,

 in connection with any rights issue, open offer or

other pre-emptive offer, open for acceptance for a

period determined by the Directors to the holders of

ordinary shares on the register on any fixed record

date in proportion to their holdings of ordinary

shares  and, if CONTD.

PROPOSAL #S.15: Authorize the Directors pursuant to          ISSUER            YES             FOR                  FOR

Section 701 of the Companies Act 2006 the Act

general and unconditional authority to make market

purchases Section 693 of the Act  of any of its

ordinary shares of 5p each upon and subject to the

conditions: a) the maximum number of ordinary shares

in the Company hereby authorized to be acquired is

2,100,000 shares  being approximately 5% of the

issued share capital of the Company at 28 FEB 2010 ;

the minimum price which may be paid for an ordinary

PROPOSAL #S.16: Approve that any general meeting of          ISSUER            YES             FOR                  FOR

the Company other than AGM, may be convened by the

giving of not less than 14 clear days notice

PROPOSAL #S.17: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

 in substitution for, and to exclusion of existing

Articles of Association of the Company, with effect

from the conclusion of the meeting, as specified

PROPOSAL #S.18: Ratify the payment of any and all              ISSUER            YES             FOR                  FOR

final and interim dividends by the Company in each of

 the 12 FYE on 31 DEC 2009  other than the FYE 31 DEC

 2002, 31 DEC 2006 and 31 DECE 2007   the Relevant

Dividends , paid to current and former shareholders

of the Company for the financial period in which each

 such Relevant Dividend was paid  to such payment;

any and all claims which the Company may have in

respect of the payment of any Relevant Dividend

against its current and former shareholders who CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RATIONAL AG, LANDSBERG AM LECH

  TICKER:                  N/A                 CUSIP:   D6349P107

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the Group financial

 statements and Group annual report as well as the

report by the Board of Managing Directors pursuant to

 Sections 289[4] and 315[4] of the German Commercial

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER             NO              N/A                  N/A

distributable profit of EUR 134,178,438.95 as

follows: payment of a dividend of EUR 3.50 per no-par

 share EUR 94,383,438.95 shall be carried forward ex-

dividend and payable date: 22 APR 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER             NO              N/A                  N/A

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #5.: Approval of the Remuneration System for        ISSUER             NO              N/A                  N/A

 the Board of Managing Directors

PROPOSAL #6.: Appointment of Auditors for the 2010            ISSUER             NO              N/A                  N/A

FY: Rolfs WP Partner AG, Munich

PROPOSAL #7.: Resolution on the amendment of Section         ISSUER             NO              N/A                  N/A

4 of the Articles of Association Section 4[2] and [3]

 shall be deleted as the authorized capital I and II

have expired

PROPOSAL #8.: Amendments to the Articles of                        ISSUER             NO              N/A                  N/A

Association in connection with the Shareholder Rights

 Directive Implementation Law [ARUG] Section 13[2],

regarding shareholder's meetings being convened at

least 30 days prior to the meeting Section 13[3],

regarding shareholders being entitled to participate

and vote at the shareholders meeting if they register

 with the company by the sixth day prior to the

meeting and provide evidence of their shareholding as

 per the statutory record date Section 13[4],

regarding a written credential issued by the

financial institution being sufficient to prove

shareholding Section 13[5], regarding the

registration and credential being issued in either

English or German Section 13[6], regarding the

authorization to act in proxy and proof thereof being

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RATOS AB

  TICKER:                  N/A                 CUSIP:   W72177111

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting and election of          ISSUER            YES             FOR                  FOR

Olof Stenhammar as the Chairman of the Meeting

PROPOSAL #2: Approve the voting list                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of 2 persons to attest to the          ISSUER            YES             FOR                  FOR

accuracy of the Minutes together with

PROPOSAL #4: Approve the decision on whether proper          ISSUER            YES             FOR                  FOR

notice of the meeting has been made

PROPOSAL #5: Approve the agenda for the meeting                  ISSUER            YES             FOR                  FOR

PROPOSAL #6: The Chief Executive Officer's address             ISSUER             NO              N/A                  N/A

PROPOSAL #7: Presentation of the annual accounts and         ISSUER             NO              N/A                  N/A

the audit report as well as a statement by the

Auditors concerning guidelines for remuneration to

Senior Executives

PROPOSAL #8: Any questions regarding activities in            ISSUER             NO              N/A                  N/A

the 2009 FY

PROPOSAL #9: Adopt the income statement and the                 ISSUER            YES             FOR                  FOR

balance sheet and the consolidated income statement

and consolidated balance sheet

PROPOSAL #10: Grant discharge from liability for the         ISSUER            YES             FOR                  FOR

Members of the Board of Directors and the Chief

Executive Officer

PROPOSAL #11: Approve the decision on distribution of        ISSUER            YES             FOR                  FOR

 the Company's profit according to the adopted

balance sheet and on a record date for dividends

PROPOSAL #12: Approve the decision to fix the number         ISSUER            YES             FOR                  FOR

of Board Members at 8 without Deputy Board Members

PROPOSAL #13: Approve that the remuneration to the            ISSUER            YES             FOR                  FOR

Board shall amount to SEK 3,450,000 to be allocated

to the Chairman in the amount of SEK 800,000 and to

each other Board Member, with the exception of the

Chief Executive Officer, with SEK 420,000; a separate

 fee of SEK 50,000 per year will be paid to the

Chairman and SEK 30,000 per year to other Members of

the Compensation Committee and the Audit Committee;

and that the fees to the Auditors shall be paid in

accordance with a separate agreement thereon

PROPOSAL #14: Re-elect Lars Berg, Staffan Bohman,              ISSUER            YES             FOR                  FOR

Arne Karlsson, Annette Sadolin, Olof Stenhammar, Jan

Soderberg, Per-Olof'S derberg and Margareth Ovrum as

the Board Members; and that Olof Stenhammar be

proposed as the Chairman of the Board

PROPOSAL #15: Approve the decision regarding the                ISSUER            YES         AGAINST           AGAINST

Nomination Committee

PROPOSAL #16: Approve the guidelines for remuneration        ISSUER            YES         AGAINST           AGAINST

 to Senior Executives

PROPOSAL #17: Approve the decision regarding issue of        ISSUER            YES             FOR                  FOR

 call options and transfer of treasury shares

PROPOSAL #18: Approve to introduce a cash-based                 ISSUER            YES             FOR                  FOR

option programme related to the Company's investments

 in Portfolio Companies; and that the programme is

carried out through the issue of synthetic options

2010 Option Programme ; the programme is essentially

identical to the 2009 Option Programme decided at the

 2009 AGM

PROPOSAL #19: Authorize the Board, during the period         ISSUER            YES             FOR                  FOR

before the next AGM, to decide on acquisition of

treasury shares in accordance with the following

conditions: acquisition may be made of Class A share

or Class B shares; acquisition must take place on

NASDAQ OMX Stockholm; acquisition may take place on

one or more occasions prior to the next AGM; a

maximum number of shares may be acquired so that the

Company's holding at any time does not exceed 7% of

all the shares in the Company; and acquisition may be

 made at a price within the price band registered at

any time on NASDAQ OMX Stockholm

PROPOSAL #20: Authorize the Board, during the period         ISSUER            YES             FOR                  FOR

until the next AGM, in conjunction with Company

acquisitions, on one or more occasions, deviating

from the pre-emptive rights of shareholders, against

cash payment through set-off or non-cash, to make a

decision on a new issue of Class B shares; this

authorization shall comprise a maximum of 30 million

Class B shares in the Company

PROPOSAL #21: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #22: Conclusion of the meeting                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RAYMOND LTD

  TICKER:                  N/A                 CUSIP:   Y72123147

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive, consider and adopt the audited         ISSUER            YES             FOR                  FOR

statement of accounts together with Directors' Report

 as also the Auditors' Report thereon for the YE 31

MAR 2010

PROPOSAL #2: Re-appoint Shri P. K. Bhandari as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #3: Re-appoint Shri I. D. Agarwal as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #S.4: Re-appoint M/s. Dalal & Shah,                       ISSUER            YES             FOR                  FOR

Chartered Accountants, bearing Firm Registration

Number 102021W with the Institute of Chartered

Accountants of India (ICAI), as the Auditors of the

Company to hold office from the conclusion of this

meeting until the conclusion of the next AGM on such

remuneration as agreed upon by the Board of Directors

 and the Auditors, in addition to the reimbursement

of service tax and actual out-of-pocket expenses

incurred in connection with the audit of the Accounts

 of the Company for the FYE 31 MAR 2011

PROPOSAL #5: Appoint Shri Shailesh V. Haribhakti, who        ISSUER            YES             FOR                  FOR

 was as an additional Director, pursuant to Section

260 of the Companies Act, 1956, and Article No 161 of

 the Articles of Association of the Company, as a

Director of the Company, liable to retire by rotation

PROPOSAL #6: Appoint Shri Pradeep Guha, who was                 ISSUER            YES             FOR                  FOR

appointed as an additional Director, pursuant to

Section 260 of the Companies Act, 1956, and Article

No 161 of the Articles of Association of the Company,

 as a Director of the Company, liable to retire by

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RBC INFORMATION SYS

  TICKER:                  N/A                 CUSIP:   X7321K106

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, balance                 ISSUER            YES             FOR                  FOR

sheet, profit and loss statement, profit and loss

distribution and dividend payment for the year 2009

PROPOSAL #2: Election of Board of Directors                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Audit Commission                             ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the External Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RBC INFORMATION SYSTEMS JSC, MOSCOW

  TICKER:                  N/A                 CUSIP:   X7321K106

  MEETING DATE:      8/6/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the pre mature termination of          ISSUER            YES             FOR                  FOR

powers of the Board of Directors

PROPOSAL #2.: Elect the Board of Directors                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve pre mature termination of                 ISSUER            YES             FOR                  FOR

powers of the Audit Commission

PROPOSAL #4.: Elect the Audit Commission                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RBC INFORMATION SYSTEMS JSC, MOSCOW

  TICKER:                  N/A                 CUSIP:   X7321K106

  MEETING DATE:      12/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, annual                 ISSUER            YES             FOR                  FOR

financial statements, including the profit and loss

statement of the Company, distribution of profit and

loss of the Company based on the results of FY 2008

PROPOSAL #2.: Elect the Members to the Company's                ISSUER            YES             FOR                  FOR

Auditing Commission

PROPOSAL #3.: Approve the Company's Auditor                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Elect the Members of the Company's                ISSUER            YES         AGAINST           AGAINST

Board of Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RBC INFORMATION SYSTEMS JSC, MOSCOW

  TICKER:                  N/A                 CUSIP:   X7321K106

  MEETING DATE:      12/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the interrelated deals as a              ISSUER            YES             FOR                  FOR

large-scale transaction

PROPOSAL #2.: Approve the interrelated deals as a              ISSUER            YES             FOR                  FOR

large-scale transaction

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REALIA BUSINESS SA, MADRID

  TICKER:                  N/A                 CUSIP:   E8433U108

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval the annual account and                     ISSUER            YES             FOR                  FOR

management report of realia business and annual

account and their management report for their

consolidated group

PROPOSAL #2.: Approve the proposal of the application        ISSUER            YES             FOR                  FOR

 of the result

PROPOSAL #3.: Authorize the Board Members to purchase        ISSUER            YES         AGAINST           AGAINST

 own shares and authorize the subsidiaries to

purchase new shares of reality business

PROPOSAL #4.: Approve the policy of the retributions         ISSUER            YES             FOR                  FOR

and retribution of the Board Members

PROPOSAL #5.: Re-elect the Auditors for the Company          ISSUER            YES             FOR                  FOR

and for their consolidated group

PROPOSAL #6.: Receive the report about the extra                ISSUER            YES             FOR                  FOR

points within the management report according to the

Article 116 of the stock market law

PROPOSAL #7.: Approve the delegation of powers                    ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Approve the minute                                            ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RECORDATI INDUSTRIA CHIMICA E FARMACEUTICA SPA, MI

  TICKER:                  N/A                 CUSIP:   T78458139

  MEETING DATE:      4/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Board of                 ISSUER             NO              N/A                  N/A

Directors and of the Board of Auditors; financial

statement at 31 DEC 2009; any adjournment thereof

PROPOSAL #2: Grant authority to share buyback and              ISSUER             NO              N/A                  N/A

sale; any adjournment thereof

PROPOSAL #3: Approve the Plan of Stock Option 2010-           ISSUER             NO              N/A                  N/A

2013; any adjournment thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RECYLEX SA, PARIS

  TICKER:                  N/A                 CUSIP:   F61383109

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Company's accounts for the        ISSUER            YES             FOR                  FOR

 YE 31 DEC 2009

PROPOSAL #O.2: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #O.3: Approve the allocation of the result          ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009

PROPOSAL #O.4: Approve the agreements regulated under        ISSUER            YES         AGAINST           AGAINST

 Articles L.225-38 et sequence of the Code de Commerce

PROPOSAL #O.5: Approve the setting of the Directors'         ISSUER            YES             FOR                  FOR

attendance fees

PROPOSAL #O.6: Authorize the Board of Directors for          ISSUER            YES             FOR                  FOR

the purpose of buying or transferring shares in

Recyclex SA

PROPOSAL #E.7: Authorize the Company to reduce the            ISSUER            YES             FOR                  FOR

authorised capital by cancelling shares

PROPOSAL #E.8: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

award existing shares free of charge

PROPOSAL #E.9: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

award share subscription options

PROPOSAL #E.10: Grant powers for the required                     ISSUER            YES             FOR                  FOR

formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RED BACK MNG INC

  TICKER:                  N/A                 CUSIP:   756297107

  MEETING DATE:      5/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive the consolidated audited                     ISSUER             NO              N/A                  N/A

financial statements of the Corporation for the YE 31

 DEC 2009, together with the report of the auditors

thereon

PROPOSAL #1.1: Election of Richard P. Clark as a                ISSUER            YES         AGAINST           AGAINST

Director to hold office until the next annual meeting

 of the Corporation

PROPOSAL #1.2: Election of Lukas H. Lundin as a                 ISSUER            YES         AGAINST           AGAINST

Director to hold office until the next annual meeting

 of the Corporation

PROPOSAL #1.3: Election of Michael W. Hunt as a                 ISSUER            YES         AGAINST           AGAINST

Director to hold office until the next annual meeting

 of the Corporation

PROPOSAL #1.4: Election of Robert F. Chase as a                 ISSUER            YES         AGAINST           AGAINST

Director to hold office until the next annual meeting

 of the Corporation

PROPOSAL #1.5: Election of Brian D. Edgar as a                   ISSUER            YES         AGAINST           AGAINST

Director to hold office until the next annual meeting

 of the Corporation

PROPOSAL #1.6: Election of George L. Brack as a                 ISSUER            YES             FOR                  FOR

Director to hold office until the next annual meeting

 of the Corporation

PROPOSAL #2: Appointment of PricewaterhouseCoopers            ISSUER            YES             FOR                  FOR

LLP, chartered accountants as Auditors of the

corporation for the ensuing year and authorize the

Directors to fix their remuneration

PROPOSAL #3: Adopt the new stock option plan as more         ISSUER            YES             FOR                  FOR

particularly set out in the accompanying management

proxy circular dated 06 APR 2010

PROPOSAL #4: Approve the certain stock option grants         ISSUER            YES             FOR                  FOR

to insiders of the corporation as more particularly

set out in the accompanying management proxy circular

 dated 06 APR 2010

PROPOSAL #5: Amend the By-law No. 8.03 and By-law No.        ISSUER            YES             FOR                  FOR

 8.05 of the Corporation as more particularly set out

 in the management proxy circular dated 06 APR 2010

PROPOSAL #0: To consider amendments to or variations         ISSUER             NO              N/A                  N/A

of any matter identified in this notice of meeting

PROPOSAL #0: To transact such further and other                 ISSUER             NO              N/A                  N/A

business as may properly be brought before the

meeting or any adjournment thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REDROW PLC, EWLOE, FLINTSHIRE

  TICKER:                  N/A                 CUSIP:   G7455X105

  MEETING DATE:      10/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve an increase to the Company's            ISSUER            YES             FOR                  FOR

authorized share capital

PROPOSAL #2.: Approve to increase the Directors'                ISSUER            YES             FOR                  FOR

authority to allot shares in accordance with the

specified limitations

PROPOSAL #S.3: Approve to disapply pre-emption rights        ISSUER            YES             FOR                  FOR

 in accordance with the specified limitations

PROPOSAL #4.: Approve certain components of the                 ISSUER            YES             FOR                  FOR

Harrow Estates Plc transaction as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REDROW PLC, EWLOE, FLINTSHIRE

  TICKER:                  N/A                 CUSIP:   G7455X105

  MEETING DATE:      11/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors report         ISSUER            YES             FOR                  FOR

and the financial statements for the YE 30 JUN 2009,

together with the Auditors' report

PROPOSAL #2.: Re-appoint Steve Morgan as a Director           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.: Re-appoint David Arnold as a Director           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Re-appoint Alan Jackson as a Director           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Re-appoint Debbie Hewitt as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6.: Re-appoint Paul Hampden Smith as a                ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers as            ISSUER            YES             FOR                  FOR

the External Auditors

PROPOSAL #S.8: Amend the Articles of Association as          ISSUER            YES             FOR                  FOR

specified

PROPOSAL #S.9: Approve the remuneration report for            ISSUER            YES             FOR                  FOR

the YE 30 JUN 2009

PROPOSAL #S.10: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

shares up to an aggregate nominal amount of GBP

5,333,751

PROPOSAL #S.11: Authorize the Directors to disapply          ISSUER            YES             FOR                  FOR

pre-emption rights

PROPOSAL #S.12: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #S.13: Approve, that a general meeting other        ISSUER            YES             FOR                  FOR

 than an AGM may be called on not less than 14 clear

days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REGAL HOTELS INTERNATIONAL HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G7475M162

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 and the Auditors for the YE 31 DEC 2009

PROPOSAL #2: Approve the recommended final dividend          ISSUER            YES             FOR                  FOR

of HKD 6.8 cents per ordinary share

PROPOSAL #3.a: Re-election of Dr. Francis Choi Chee          ISSUER            YES             FOR                  FOR

Ming, GBS, JP as a Director

PROPOSAL #3.b: Re-election of Ms. Alice Kan Lai Kuen         ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #3.c: Re-election of Miss Lo Po Man as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.d: Re-election of Mr. Allen Wan Tze Wai          ISSUER            YES         AGAINST           AGAINST

as a Director

PROPOSAL #4: Re-appointment of Messrs. Ernst & Young         ISSUER            YES             FOR                  FOR

as the Auditors of the Company and to authorize the

Board of Directors to fix their remuneration

PROPOSAL #5.a: Approve the general mandate to the              ISSUER            YES             FOR                  FOR

Directors to purchase ordinary  shares of the Company

PROPOSAL #5.b: Approve to give a general mandate to          ISSUER            YES             FOR                  FOR

the Directors to issue and dispose of additional

ordinary shares of the Company

PROPOSAL #5.c: Approve to extend the general mandate         ISSUER            YES             FOR                  FOR

on the issue of additional ordinary shares

PROPOSAL #S.6: Approve the amendments to the Bye-laws        ISSUER            YES             FOR                  FOR

 of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REGAL HOTELS INTERNATIONAL HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G7475M162

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and/or ratify the entry into of        ISSUER            YES             FOR                  FOR

 the Extension Agreement [as specified in the

circular of the Company dated 17 MAY 2010] and

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REGUS PLC, ST HELIER

  TICKER:                  N/A                 CUSIP:   G7477W101

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the consolidated financial                ISSUER            YES             FOR                  FOR

statements and annual accounts of the Company for the

 FYE 31 DEC 2009

PROPOSAL #2: Approve the standalone financial                     ISSUER            YES             FOR                  FOR

statements and annual accounts of the Company for the

 FYE 31 DEC 2009

PROPOSAL #3: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the FYE 31 DEC 2009

PROPOSAL #4: Grant discharge to the Directors in                ISSUER            YES             FOR                  FOR

respect of certain duties owed to shareholders under

Luxembourg law during the FYE 31 DEC 2009

PROPOSAL #5.a: Approve the allocation of the net                ISSUER            YES             FOR                  FOR

profit of the Company for the YE 31 DEC 2009 on the

specified basis: a final dividend of 1.6 pence per

Ordinary Share to be paid on 28 MAY 2010 to

Shareholders of record on 30 APR 2010 [save to the

extent that Shareholders of record on 30 APR 2010 are

 to be paid such dividend by a subsidiary of the

Company resident for tax purposes in the United

Kingdom pursuant to elections made or deemed to have

been made in accordance with Article 142 of the

Company's Memorandum and Articles of Association]

PROPOSAL #5.b: Approve the balance of the Company's          ISSUER            YES             FOR                  FOR

net profit to be allocated to the Company's retained

earnings account

PROPOSAL #6: Approve the reappointment of KPMG                   ISSUER            YES             FOR                  FOR

Luxembourg Audit Sarl as Independent Auditors of the

Company to hold office until the AGM to be held in

May 2011

PROPOSAL #7: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 remuneration of KPMG Luxembourg Audit Sarl, as the

Independent Auditors

PROPOSAL #8: Re-election of Mark Dixon as a Director         ISSUER            YES             FOR                  FOR

of the Company for a term of up to three years

PROPOSAL #9: Re-election of Ulrich Ogiermann as a              ISSUER            YES             FOR                  FOR

Director of the Company for a term of up to three

PROPOSAL #10: Authorize the Directors to exercise all        ISSUER            YES             FOR                  FOR

 or any of the powers of the Company pursuant to the

Company's Memorandum and Articles of Association to

allot and issue Relevant Securities [as defined in

Article 11[H][viii] of the Company's Memorandum and

Articles of Association] and to allot and issue

shares in pursuance of an employee share scheme

[including any employee share scheme of any Company

that is a subsidiary of the Company]: [A] up to an

aggregated nominal amount of GBP 3,169,899; and [B]

comprising equity securities [as defined in Article

11[H][iv] of the Company's Memorandum and Articles of

 Association] up to a nominal amount of GBP 6,339,798

 [after deducting from such limit any relevant

securities allotted under paragraph [A] above] in

connection with an offer by way of a rights issue:

[i] to ordinary shareholders in proportion [as nearly

 as may be practicable] to their existing holdings;

and to holders of other equity securities as required

 by the rights of those securities or as the Board

otherwise considers necessary, and so that the Board

may impose any limits or restrictions and make any

arrangements which it considers necessary or

appropriate to deal with treasury shares, fractional

entitlements, record dates, legal, regulatory or

practical problems in, or under the laws of, any

territory or any other matter; [Authority expires the

 earlier of the conclusion of the AGM of the Company

to be held in May 2011]; and the Directors may allot

and issue relevant securities [or shares in pursuance

 of an Employee Share Scheme] pursuant to such offer

or agreement as if the authority conferred hereby had

PROPOSAL #11: Authorize the Company to hold as                   ISSUER            YES             FOR                  FOR

treasury shares any shares purchased or contracted to

 be purchased by the Company pursuant to the

authority granted in Resolution 15 prior to the

conclusion of the AGM of the Company to be held in

May 2011, if the Directors of the Company resolve to

hold as treasury shares any shares so purchased or

contracted to be purchased

PROPOSAL #12: Approve, that the waiver granted by the        ISSUER            YES         AGAINST           AGAINST

 Panel of the obligation which may otherwise arise,

pursuant to Rule 9 of the Code, for Mark Dixon [or

any entity through which Mr. Dixon holds shares in

the Company] to make a general offer to the other

Shareholders for all of their ordinary shares as a

result of market purchases of ordinary shares by the

Company pursuant to the authority granted under

Resolution 15 below, that could potentially increase

Mr. Dixon's shareholding from approximately 33.86% of

 issued share capital to a maximum of approximately

37.63% of issued share capital [and, taking into

account the Second Waiver and all Existing Waivers,

up to a maximum potential holding of approximately

37.92% of issued share capital]

PROPOSAL #13: Approve, that the waiver granted by the        ISSUER            YES         AGAINST           AGAINST

 Panel of the obligation which may otherwise arise,

pursuant to Rule 9 of the Code, for Mark Dixon [or

any entity through which Mr. Dixon holds shares in

the Company] to make a general offer to the other

Shareholders of the Company for all of their Ordinary

 Shares as a result of the exercise by Mr. Dixon of

any of the 2010 March LTIP Options, pursuant to which

 Mr. Dixon's interest in the shares of the Company

could potentially increase from 322,028,792 such

shares [representing approximately 33.86% of issued

share capital] to a maximum of 322,548,941 such

shares [representing up to a maximum of approximately

 33.90% of issued share capital] [and, taking into

account the First Waiver and all Existing Waivers, up

 to a maximum potential holding of approximately

37.92% of issued share capital]

PROPOSAL #s.14: Authorize the Secretary [as defined          ISSUER            YES             FOR                  FOR

in the Company's Memorandum and Articles of

Association] or any Director to: [A] make [or cause

to be made] from time to time, all necessary

amendments to the provisions of the Company's

Memorandum and Articles of Association which state

the Company's issued share capital to reflect changes

 in the Company's issued share capital; and [B] make

[or cause to be made] all necessary: [i] entries in

the Company's records and accounts; and [ii] all

other formalities, actions, deeds and filings in

Jersey or Luxembourg, in connection with each such

amendment to the Company's Memorandum and Articles of

PROPOSAL #s.15: Authorize the Board, pursuant to                ISSUER            YES             FOR                  FOR

Article 57 of the Companies [Jersey] Law 1991,

Article 49-2 of the Luxemburg Companies Laws [as

defined in the Company's Memorandum and Articles of

Association] and Article 8 of the Company's

Memorandum and Articles of Association, to make

market purchases of ordinary shares, provided that:

[A] the maximum number of ordinary shares authorized

to be purchased is 95,096,982 [representing

approximately 10% of the Company's issued share

capital at the date hereof] further provided that no

purchase shall be made from time to time if such

purchase would exceed 10% of the nominal value of the

 issued share capital [including shares held in

treasury] of the Company at that time; [B] the

minimum price, exclusive of any expenses, which may

be paid for an Ordinary Share is GBP 0.01; [C] the

maximum price, exclusive of any expenses, which may

be paid for an ordinary share shall be the higher of:

 [i] an amount equal to 5% above the average of the

middle market quotations for ordinary shares taken

from the London Stock Exchange Daily Official List

for the five business days immediately preceding the

day on which such shares are contracted to be

purchased; and [ii] the higher of the price of the

last independent trade and the highest current

independent bid on the London Stock Exchange Daily

Official List at the time that the purchase is

carried out; and [Authority expires at the conclusion

 of the AGM of the Company to be held in May 2011];

[and may make purchases of Ordinary Shares in

PROPOSAL #s.16: Authorize the Directors pursuant to          ISSUER            YES             FOR                  FOR

the Company's Memorandum and Articles of Association

to allot and issue equity securities [as defined in

Article 11[H][iv] of the Company's Memorandum and

Articles of Association] wholly for cash pursuant to

the authority conferred by resolution 11 above,

and/or where such allotment and issue constitutes an

allotment and issue of equity securities by virtue of

 Article 11[H][i] of the Company's Memorandum and

Articles of Association, as if Article 12 did not

apply to such allotment and issue, provided that this

 power: [Authority expires at the conclusion of the

AGM of the Company to be held in May 2011]; and the

Directors may allot and issue equity securities

pursuant to any such offer or agreement as if the

power conferred hereby had not expired; and [B] shall

 be limited to: [i] the allotment and issue of equity

 securities in connection with a rights issue, open

offer or pre-emptive offer in favour of holders of

Ordinary Shares [excluding any shares held by the

Company as treasury shares] where the equity

securities respectively attributable to the interests

 of such holders of ordinary shares on a fixed record

 date are proportionate [as nearly as may be] to the

respective numbers of ordinary shares subject to any

exclusions or other arrangements as the Directors may

 deem necessary or expedient to deal with equity

securities representing fractional entitlements

and/or to deal with legal or practical problems

arising under the laws of, or requirements of, any

recognized regulatory body or any stock exchange in

any territory or any other matter whatsoever; and

[ii] the allotment and issue of equity securities

wholly for cash otherwise than pursuant to this

resolution above up to an aggregate nominal amount of

 GBP 475,484 [representing approximately 5% of the

Company's issued ordinary share capital as at the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REITMANS CDA LTD

  TICKER:                  N/A                 CUSIP:   759404205

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To receive and consider the financial            ISSUER             NO              N/A                  N/A

statements of the Corporation for the FYE 30 JAN 2010

 and the Auditors' report thereon

PROPOSAL #2: Election of H. Jonathan Birks, Stephen          ISSUER             NO              N/A                  N/A

J. Kauser, Max Konigsberg, Samuel Minzberg, Jeremy H.

 Reitman, Stephen F. Reitman, Howard Stotland, John

J. Swidler, FCA And Robert S. Vineberg as Directors

for the ensuing year

PROPOSAL #3: Appoint KPMG LLP as the Auditors of the         ISSUER             NO              N/A                  N/A

Corporation and authorize the Directors to fix their

remuneration

PROPOSAL #4: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REM OFFSHORE ASA

  TICKER:                  N/A                 CUSIP:   R7186H104

  MEETING DATE:      1/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect the Chairman of the meeting                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Adopt the notice and the agenda                      ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Elect 1 person to co-sign the minutes          ISSUER            YES             FOR                  FOR

with the Chairman

PROPOSAL #4.: Amend the Articles of Association                  ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve to change the Board of Directors      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REM OFFSHORE ASA

  TICKER:                  N/A                 CUSIP:   R7186H104

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of a person to chair the meeting      ISSUER             NO              N/A                  N/A

PROPOSAL #2: Approve the notice and agenda                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of at lease one person to co-           ISSUER             NO              N/A                  N/A

sign the minutes together with the chair of the

PROPOSAL #4: Approve the annual account and the                 ISSUER            YES             FOR                  FOR

annual report

PROPOSAL #5: Approve the appointment of remuneration         ISSUER            YES             FOR                  FOR

to the Members of the Board

PROPOSAL #6: Approve the appointment of remuneration         ISSUER            YES             FOR                  FOR

to Members of the Nominating Committee

PROPOSAL #7: Approve to determine the remuneration to        ISSUER            YES             FOR                  FOR

 Auditor

PROPOSAL #8: Approve to consider the Board's                       ISSUER            YES             FOR                  FOR

declaration on determination of salaries and other

remuneration to the Senior Executive Management

PROPOSAL #9: Authorize the Board to acquire own shares      ISSUER            YES             FOR                  FOR

PROPOSAL #10: Authorize the Board for share capital          ISSUER            YES             FOR                  FOR

increase

PROPOSAL #11: Amend the Articles of Association                  ISSUER            YES             FOR                  FOR

PROPOSAL #12: Election of Members to the Nominating          ISSUER            YES             FOR                  FOR

Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REMY COINTREAU SA, COGNAC

  TICKER:                  N/A                 CUSIP:   F7725A100

  MEETING DATE:      7/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts            ISSUER            YES             FOR                  FOR

for the 2008/2009 FY

PROPOSAL #O.2: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

the 2008/2009 FY

PROPOSAL #O.3: Approve the distribution of profits            ISSUER            YES             FOR                  FOR

and distribution of dividends

PROPOSAL #O.4: Approve the agreements referred to in         ISSUER            YES             FOR                  FOR

Articles L.225-38 of the Commercial Code

PROPOSAL #O.5: Grant discharge to the Board of                   ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #O.6: Approve the renewal of Mr. Francois            ISSUER            YES             FOR                  FOR

Heriard Dubreuil's mandate as a Board Member

PROPOSAL #O.7: Approve the renewal of Mr. Jacques-             ISSUER            YES             FOR                  FOR

Etienne de T'Serclaes' mandate as a Board Member

PROPOSAL #O.8: Approve the renewal of Mr. Gabriel              ISSUER            YES             FOR                  FOR

Hawawini's mandate as a Board Member

PROPOSAL #O.9: Approve the renewal of the Orpar                 ISSUER            YES             FOR                  FOR

Company's mandate as a Board Member

PROPOSAL #O.10: Approve the attendance allowances               ISSUER            YES             FOR                  FOR

PROPOSAL #O.11: Approve an amendment to a commitment         ISSUER            YES         AGAINST           AGAINST

referred to in Article L.225-42-1 of the Commercial

Code to amend the conditions of demand for the

deferred compensation by Mr. Jean-Marie Laborde

PROPOSAL #O.12: Ratify the continuation of the                   ISSUER            YES             FOR                  FOR

retirement liabilities in the benefit defined

referred to in the last paragraph of Article L.225-

42-1 of the Commercial Code which benefits Ms.

Dominique Dubreuil Heriard, Messrs. Francois and Marc

 Heriard Dubreuil and Mr. Jean-Marie Laborde, as a

regulated agreement and pursuant to Articles L.225-38

 and L.225-42 of the Commercial Code

PROPOSAL #O.13: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

acquire and sell Company's shares under Articles

L.225-209 and sequence of the Commercial Code

PROPOSAL #O.14: Grant powers for formalities                       ISSUER            YES             FOR                  FOR

PROPOSAL #E.15: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce the share capital by cancellation of treasury

shares held by the Company

PROPOSAL #E.16: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the share capital by issue, with maintenance

 of preferential subscription rights of the

shareholders, of the Company' shares and/or warrants

giving access to the Company's capital and/or issue

of warrants giving right to the allocation of debt

securities

PROPOSAL #E.17: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

increase the share capital by issue, with

cancellation of preferential subscription rights of

the shareholders, of Company's shares and/or warrants

 giving access to the Company's capital and/or issue

of warrants giving right to the allocation of debt

securities

PROPOSAL #E.18: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

fix the issue price of the securities to be issued

under the 17th resolution, with cancellation of

preferential subscription rights of the shareholders,

 within the limit of 10% of the capital per year

PROPOSAL #E.19: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

increase the number of securities to be issued in

case of an issue with or without preferential

subscription rights of the shareholders

PROPOSAL #E.20: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the Company's capital by incorporation of

reserves, profits or premiums

PROPOSAL #E.21: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

proceed with the issue of shares or warrants giving

access to capital within the limit of 10% of the

capital to pay contributions in kind

PROPOSAL #E.22: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the share capital by issuing shares reserved

 for Members of a Company Savings Plan

PROPOSAL #E.23: Authorize the Board of Directors in          ISSUER            YES         AGAINST           AGAINST

case of a takeover bid for the Company's securities

PROPOSAL #E.24: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

charge the cost of capital increases carried out on

the premiums relating to those transactions

PROPOSAL #E.25: Approve the modification, as a result        ISSUER            YES             FOR                  FOR

 of a legislative change, of Article 12 of the

Company' Statutes relating to the treasury shares

held by the Board Members

PROPOSAL #E.26: Approve the modification, as a result        ISSUER            YES             FOR                  FOR

 of a legislative change, of Article 23.2, 3rd

Paragraph, of the Company's Statutes relative to the

double voting right in general assembly

PROPOSAL #E.27: Grant powers for formalities                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REN REDES ENERGETICAS NACIONAIS SGPS SA

  TICKER:                  N/A                 CUSIP:   X70955103

  MEETING DATE:      3/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Ratify the appointment of a member of            ISSUER             NO              N/A                  N/A

the Board of Directors, decided in the Board of

Directors' meeting of 11 MAY 2009

PROPOSAL #2: Approve the individual and consolidated         ISSUER             NO              N/A                  N/A

accounts and reporting documents for the 2009 FY,

including the global management report, the legal

certification of the accounts, the opinion and the

annual report of the Audit Committee and the

corporate governance annual report

PROPOSAL #3: Approve the allocation of profits in              ISSUER             NO              N/A                  N/A

relation to the 2009 FY

PROPOSAL #4: Approve the general appraisal of the              ISSUER             NO              N/A                  N/A

Management and Supervision of the Company, in

accordance with Article 455 of the Portuguese

Companies Code

PROPOSAL #5: Authorize the Executive Board of                     ISSUER             NO              N/A                  N/A

Directors for the acquisition and sale of own shares

by REN and subsidiaries of REN

PROPOSAL #6: Approve the declaration of the                        ISSUER             NO              N/A                  N/A

Remuneration Committee on the remuneration policy of

the Members of the corporate bodies of the Company

PROPOSAL #7: Election of the Members of the corporate        ISSUER             NO              N/A                  N/A

 bodies of the Company  for the 3

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RENISHAW PLC, GLOUCESTERSHIRE

  TICKER:                  N/A                 CUSIP:   G75006117

  MEETING DATE:      10/15/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the reports of the            ISSUER            YES         AGAINST           AGAINST

Directors, the Auditors and the financial statements

for the YE 30 JUN 2009

PROPOSAL #2.: Re-elect Sir David McMurtry as a                   ISSUER            YES         AGAINST           AGAINST

Director of the Company, who retires by rotation

PROPOSAL #3.: Re-elect Mr. D.J. Deer as a Director of        ISSUER            YES         AGAINST           AGAINST

 the Company, who retires by rotation

PROPOSAL #4.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report contained in the annual report 2009

PROPOSAL #5.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES         AGAINST           AGAINST

Auditor of the Company and authorize the Directors to

 determine their remuneration

PROPOSAL #S.6: Authorize the Company, to make market         ISSUER            YES             FOR                  FOR

purchases [Section 163[3] of the Companies Act 1985]

of ordinary shares of 20p each in the capital of the

Company [ordinary shares] provided that: i] the

maximum number of ordinary shares to be purchased is

7,278,854; ii] the maximum price that may be paid for

 an ordinary share is an amount equal to 105% of the

average of the middle market quotations for an

ordinary share [as derived from the London Stock

Exchange Daily Official List], for the 10 business

days immediately preceding the day on which the

ordinary share is purchased; iii] the minimum price

which may be paid for an ordinary share shall be 20p;

 [Authority expires the earlier of the conclusion of

the AGM to be held in 2010 and 31 DEC 2010]; the

Company, before the expiry, may make a contract to

purchase ordinary shares which will or may be

executed wholly or partly after such expiry

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RESORTTRUST,INC.

  TICKER:                  N/A                 CUSIP:   J6448M108

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Options, Allow Board to Authorize Use of Stock Option

 Plan

PROPOSAL #3: Approve Renewal of Anti-Takeover Defense        ISSUER            YES         AGAINST           AGAINST

 Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REXEL SA, PARIS

  TICKER:                  N/A                 CUSIP:   F7782J366
  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Company accounts for the          ISSUER            YES             FOR                  FOR

YE 31 DEC 2009

PROPOSAL #O.2: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #O.3: Approve the allocation of the result          ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009

PROPOSAL #O.4: Approve the costs and expenditure                ISSUER            YES             FOR                  FOR

specified in Article 39-4 of the Code General des

Impots {Tax Code]

PROPOSAL #O.5: Approve a regulated agreement                       ISSUER            YES         AGAINST           AGAINST

specified in Articles L. 225-86 et seq. of the Code

du Commerce [Commercial Code]

PROPOSAL #O.6: Approve a regulated agreement                       ISSUER            YES             FOR                  FOR

specified in Articles L. 225-86 et seq. of the Code

PROPOSAL #O.7: Approve a regulated agreement                       ISSUER            YES             FOR                  FOR

specified in Articles L. 225-86 et seq. of the Code

PROPOSAL #O.8: Approve a regulated agreement                       ISSUER            YES             FOR                  FOR

specified in Articles L. 225-86 et seq. of the Code

PROPOSAL #O.9: Approve a regulated agreement                       ISSUER            YES             FOR                  FOR

specified in Articles L. 225-86 et seq. of the Code

PROPOSAL #O.10: Approve a regulated agreement                     ISSUER            YES             FOR                  FOR

specified in Articles L. 225-86 et seq. of the Code

du Commerce

PROPOSAL #O.11: Approve the performance criteria                ISSUER            YES         AGAINST           AGAINST

associated with items for deferred remuneration of

Monsieur Michel Favre specified in Article L. L. 225-

90-1 of the Code du Commerce

PROPOSAL #O.12: Ratify the co-opting of Monsieur                ISSUER            YES             FOR                  FOR

Manfred Kindle as a member of the Supervisory Board

PROPOSAL #O.13: Approve the renewal of the mandate of        ISSUER            YES             FOR                  FOR

 a member of the Supervisory Board, Monsieur Patrick

Sayer

PROPOSAL #O.14: Appointment of Monsieur Amaury                   ISSUER            YES             FOR                  FOR

Hendrickx as a member of the Supervisory Board

PROPOSAL #O.15: Appointment of Mrs. Francoise Gri as         ISSUER            YES             FOR                  FOR

a member of the Supervisory Board

PROPOSAL #O.16: Approve the renewal of the mandate of        ISSUER            YES             FOR                  FOR

 Ernst & Young as the Company Auditors

PROPOSAL #O.17: Appointment of Auditex as an                       ISSUER            YES             FOR                  FOR

assistant Company Auditors

PROPOSAL #O.18: Grant discharge                                              ISSUER            YES             FOR                  FOR

PROPOSAL #O.19: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

operate using Company shares

PROPOSAL #O.20: Grant powers for legal formalities             ISSUER            YES             FOR                  FOR

PROPOSAL #E.21: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce capital stock by canceling shares

PROPOSAL #E.22: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

decide to issue, maintaining the preferential

subscription right, ordinary shares and/or tangible

assets, granting access, immediately or at term, to

Company capital stock or to debt securities

PROPOSAL #E.23: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

decide to issue, removing the preferential

subscription right, through a Public Offer, ordinary

shares and/or tangible assets, granting access,

immediately or at term, to Company capital stock or

to debt securities

PROPOSAL #E.24: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

decide to issue, removing the preferential

subscription right, ordinary shares and/or tangible

assets, granting access, immediately or at term, to

Company capital stock or to debt securities, by means

 of an offer as specified in Article L. 411-2.II of

the Code Monetaire et Financier [Monetary and

Financial Code]

PROPOSAL #E.25: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

increase the number of issues made, maintaining or

removing shareholders' preferential subscription

rights, pursuant to the twenty-first, twenty-second

and twenty-third resolutions

PROPOSAL #E.26: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

set the price for issuing ordinary shares or tangible

 assets by means of a public offer or an offer as

specified in Article L. 411-2.II of the Code

Monetaire et Financier, removing shareholders'

preferential subscription rights, up to a ceiling of

10% of capital stock per year

PROPOSAL #E.27: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase capital stock by issuing capital securities

and/or tangible assets, granting access to the

Company's capital stock, removing the preferential

subscription right enjoyed by members of a Savings

PROPOSAL #E.28: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

allocate, free of charge, shares to paid members to

staff and Company agents or agents of its subsidiaries

PROPOSAL #E.29: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

decide to issue ordinary shares and/or tangible

assets, granting access to the Company's capital

stock, up to a ceiling of 10% of the capital stock,

in return for contributions in kind made to the

PROPOSAL #E.30: Authorize the Board of Directors with        ISSUER            YES         AGAINST           AGAINST

 a view to increasing Company capital stock in return

 for contributions of securities made by means of a

Public Exchange Offer

PROPOSAL #E.31: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

decide an increase in capital by incorporation of

premiums, reserves, profits or others

PROPOSAL #E.32: Amend Article 19.2 of the Company's          ISSUER            YES             FOR                  FOR

Articles of Association relating to the term and

renewal of Supervisory Board members' mandates

PROPOSAL #E.33: Amend Article 20 of the Company's              ISSUER            YES         AGAINST           AGAINST

Articles of Association relating to shares held by

members of the Supervisory Board

PROPOSAL #E.34: Grant powers for formalities                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REXLOT HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G7541U107

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and approve the audited                       ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 and Auditors thereon for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009

PROPOSAL #3.a: Re-elect Mr. Chan How Chung, Victor as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #3.b: Re-elect Mr. Chow Siu Ngor as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Authorize the Board of Directors to fix         ISSUER            YES             FOR                  FOR

the remuneration of Directors

PROPOSAL #5: Re-appoint the Auditors and authorize            ISSUER            YES             FOR                  FOR

the Board of Directors to fix their remuneration

PROPOSAL #6: Authorize the Directors to repurchase            ISSUER            YES             FOR                  FOR

shares of the Company

PROPOSAL #7: Authorize the Directors to issue new              ISSUER            YES             FOR                  FOR

shares of the Company

PROPOSAL #8: Approve to extend the general mandate to        ISSUER            YES             FOR                  FOR

 issue new shares by adding the number of shares

repurchased

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  REZIDOR HOTEL GROUP AB

  TICKER:                  N/A                 CUSIP:   W75528104

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of Dick Lundqvist, Attorney at         ISSUER            YES             FOR                  FOR

Law, as a Chairman of the meeting

PROPOSAL #3: Election of one or two members to verify        ISSUER             NO              N/A                  N/A

 the minutes

PROPOSAL #4: Preparation of the voting list                         ISSUER             NO              N/A                  N/A

PROPOSAL #5: Approval of the agenda                                       ISSUER             NO              N/A                  N/A

PROPOSAL #6: Consideration of whether the meeting has        ISSUER             NO              N/A                  N/A

 been duly convened

PROPOSAL #7: Presentation of the annual accounts and         ISSUER             NO              N/A                  N/A

the Auditor's report and the consolidated accounts

and the consolidated Auditor's report

PROPOSAL #8: President's and Chief Executive                       ISSUER             NO              N/A                  N/A

Officer's speech

PROPOSAL #9: Receive the report by the Chairman of            ISSUER             NO              N/A                  N/A

the Board of Directors on the work of the Board of

Directors, the Compensation Committee, the Audit

Committee and the Finance Committee and report on the

 work of the Nominating Committee

PROPOSAL #10.A: Adopt the profit and loss account,            ISSUER            YES             FOR                  FOR

the balance sheet and the consolidated profit and

loss account and the consolidated balance sheet

PROPOSAL #10.B: Approve that no dividend be paid for         ISSUER            YES             FOR                  FOR

the year 2009 and that the distributable funds are

brought forward

PROPOSAL #10.C: Grant discharge, from liability, to          ISSUER            YES             FOR                  FOR

the Members of the Board of Directors, the President

and Chief Executive Officer

PROPOSAL #11: Approve to determine the Members of the        ISSUER            YES             FOR                  FOR

 Board of Directors at seven

PROPOSAL #12: Approve that the total remuneration to         ISSUER            YES             FOR                  FOR

be apportioned amongst the Members of the Board of

Directors elected at the AGM shall amount to EUR

341,500, of which EUR 60,500 relates to Board

Committee work; out of the total remuneration, EUR

65,000 shall be paid to the Chairman of the Board of

Directors, and EUR 36,000 to each of the other

Directors, and in addition EUR 9,000 to the Chairman

of the Audit Committee, and EUR 6,000 Euro to the

respective Chairmen of the Compensation Committee and

 Finance Committee and EUR 6,500 for each Member of

the Audit Committee and EUR 4,000 for each Member of

the Compensation and Finance Committees; and that the

 Auditors shall be entitled to a fee corresponding to

 the amount invoiced and approved

PROPOSAL #13: Re-elect Gote Dahlin, Urban Jansson,            ISSUER            YES             FOR                  FOR

Hubert Joly, Trudy Rautio, Barry Wilson and Benny

Zakrisson; and elect Wendy Nelson to the Board of

Directors; and re-elect Urban Jansson as the Chairman

 of the Board of Directors

PROPOSAL #14: Approve the proposal for the                          ISSUER            YES             FOR                  FOR

appointment of the Nominating Committee

PROPOSAL #15: Approve that the principles of                       ISSUER            YES         AGAINST           AGAINST

compensation and other employment terms of the

Company's key management [Executive Committee which

includes seven persons including the President and

Chief Executive Officer] is, in summary, that the

compensation shall be individual and based on

international market terms and set at a level

required to recruit and retain management with

appropriate competence and capacity to meet the

Company's financial and strategic objectives

PROPOSAL #16: Approve the implementation of a long-           ISSUER            YES             FOR                  FOR

term, performance-based incentive programme and the

transfers of own shares to participants in incentive

programmes

PROPOSAL #17: Authorize the Board of Directors, at            ISSUER            YES             FOR                  FOR

one or several occasions, however at the latest until

 the AGM 2011, to decide on acquisitions of the

Company's own shares and transfer of the Company's

PROPOSAL #18: Amend the first paragraph and second            ISSUER            YES             FOR                  FOR

sentence of the second paragraph of Section 9 of the

Company's Articles of Association regarding time for

and mode of notices; and approve that the resolution

on amendment of the Articles of Association under

this Item 18 shall be conditional upon an amendment

of the time for and mode of convening general

meetings in the Swedish Companies Act (SFS 2005:551)

entering into force, which implies that the proposed

wording of the first paragraph and the second

sentence in the second paragraph in Section 9 above

is consistent with the Companies Act

PROPOSAL #19: Other matters                                                     ISSUER             NO              N/A                  N/A

PROPOSAL #20: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RHEINMETALL AG, DUESSELDORF

  TICKER:                  N/A                 CUSIP:   D65111102

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements and annual report, and the report

pursuant to Sections 289(4) and 315(4) of the German

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 11,500,000 as follows:

payment of a dividend of EUR 0.30 per share EUR

38,360.80 shall be allocated to the other revenue

reserves ex-dividend and payable date: 12 MAY 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: PricewaterhouseCoopers AG, Dusseldorf

PROPOSAL #6.: Authorization to acquire own shares,            ISSUER            YES             FOR                  FOR

the Company shall be authorized to acquire own shares

 of up to 10% of its share capital, at prices not

deviating more than 10% from the market price on or

before 10 MAY 2015, the Board of Managing Directors

shall be authorized to retire the shares, to sell the

 shares at a price not materially below their market

price, to use the shares for acquisition purposes or

to fulfill option and conversion rights, and to

transfer the shares to executives and employees of

the company and its affiliates

PROPOSAL #7.: Resolution on the creation of                        ISSUER            YES             FOR                  FOR

authorized capital, and the corresponding amendment

to the articles of association, the Board of Managing

 Directors shall be authorized, with the consent of

the Supervisory Board, to increase the share capital

by up to EUR 50,000,000 through the issue of shares

against payment in cash and/or kind, on or before 10

MAY 2015, shareholders shall be granted subscription

rights, except for the issue of shares at a price not

 materially below their market price, for the issue

of employee shares of up to EUR 1,000,000, for the

issue of shares for acquisition purposes, and for

residual amounts

PROPOSAL #8.: Resolution on the authorization to                ISSUER            YES             FOR                  FOR

issue convertible and/or warrant bonds, the creation

of contingent capital, and the corresponding

amendments to the articles of association The Board

of MDs shall be authorized, with the consent of the

Supervisory Board, to issue interest-bearing bonds of

 up to EUR 750,000,000, having a term of up to 20

years and conferring a conversion or option right for

 up to 7,812,500 new shares, on or before 10 MAY

2015, Shareholders shall be granted subscription

rights, except for the issue of bonds at a price not

materially below their theoretical market value, for

residual amounts, and in order to grant subscription

rights to holders of previously issued conversion and

 option rights, the Company's share capital shall be

increased accordingly by up to EUR 20,000,000 through

 the issue of up to 7,812,500 new shares, insofar as

conversion or option rights are exercised

PROPOSAL #9.: Amendments the Articles of Association         ISSUER            YES             FOR                  FOR

in connection with the Shareholder Rights Directive

Implementation Law (ARUG), as follows: Section 16,

regarding registration for participation in the

shareholders meeting being required at least six days

 in advance along with proof of shareholding as per

the statutory record date, absentee voting being

allowed Section 17, regarding shareholders being

entitled to vote by proxy, instructions to be given

in textual form Section 1, the title being Company

name and domicile Section 2, regarding the object of

the Company being updated Section 11, Supervisory

Board meetings being conveyable by e-mail Section 12,

 regarding an editorial amendment in respect of the

Supervisory Board

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RHI AG, WIEN

  TICKER:                  N/A                 CUSIP:   A65231101

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Presentation of the financial statements        ISSUER             NO              N/A                  N/A

 and notes, consolidated financial statements 2009 as

 well as the management report and the group

management report, the corporate governance report

and the report of the Supervisory board

PROPOSAL #2: Approve the allocation of accumulated            ISSUER            YES             FOR                  FOR

profit

PROPOSAL #3: Approve the acceptance of the report of         ISSUER            YES             FOR                  FOR

the members of the Management Board for the FY 2009

PROPOSAL #4: Approve the acceptance of the report of         ISSUER            YES             FOR                  FOR

the members of the Supervisory Board for the FY 2009

PROPOSAL #5: Appointment of the Auditor of the                   ISSUER            YES             FOR                  FOR

financial statements and consolidated financial

statements for the FY 2010

PROPOSAL #6: Approve the remuneration of the members         ISSUER            YES             FOR                  FOR

of the Supervisory Board for the FY 2009

PROPOSAL #7: Election the Supervisory Board members           ISSUER            YES             FOR                  FOR

PROPOSAL #8: Authorize the Management Board pursuant         ISSUER            YES             FOR                  FOR

to Section 169 of the Stock Corporation [Aktg] to

increase capital, with the approval of the

Supervisory Board but with further approval by the

AGM until 30 APR 2015 - in several tranches - in

return for a cash contribution by up to EYR

43,406.425.75 by issuing price, the issue conditions

and further details regarding the implementation of

the capital increase; authorize the Supervisory Board

 to amend Section 5 of the Articles of Association in

 accordance with the volume of the capital increase

from authorized capital [Authorized Capital 2010]

PROPOSAL #9: Authorize the Company to acquire                     ISSUER            YES             FOR                  FOR

treasury shares in accordance with Section 65

Paragraph 1(4) Aktg [continuation of teh employee

stock ownership plan 4+1]

PROPOSAL #10: Amend the Articles of Association for          ISSUER            YES             FOR                  FOR

teh purpose of adapting it to the amended legal

regulations - Stock Corporation Amendment Act 2009 as

 well as an amendment of Section 5 with a view to

agenda Item 8

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RHJ INTERNATIONAL SA, BRUXELLES

  TICKER:                  N/A                 CUSIP:   B70883101

  MEETING DATE:      9/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend Article 5 regarding conversion of        ISSUER             NO              N/A                  N/A

 securities

PROPOSAL #2.: Approve to modify the share ownership          ISSUER             NO              N/A                  N/A

disclosure threshold and amend Article 7 accordingly

PROPOSAL #3.: Approve to renew, for a duration of 5          ISSUER             NO              N/A                  N/A

years commencing on the date of publication of an

extract of the minutes of the Extraordinary

Shareholders Meeting approving this proposal, the

general capital authorization set forth in indent 3

of Article 8 of the Articles of Association, and (ii)

 to replace, as a result of (i) above, such indent 3

with the specified text

PROPOSAL #4.: Approve to renew, for a duration of 3          ISSUER             NO              N/A                  N/A

years commencing on the date of the Extraordinary

Shareholders Meeting approving this proposal, the

authorization set forth in indent 5 of Article 8 of

the Articles of Association, and (ii) to replace, as

a result of (i) above, such indent 5 with the

specified text

PROPOSAL #5.: Amend the last sentence of indent 1 of         ISSUER             NO              N/A                  N/A

Article 12 of the Articles of Association as

specified, approve to renew, with effect as at the

date of the Extraordinary Shareholders  Meeting

approving this proposal and for a duration of 5

years, the general share buy-back authorization set

forth in indent 1 of Article 12 of the Articles of

Association; and (iii) to replace, as a result of

(ii) above, indent 2 of Article 12 with the specified

PROPOSAL #6.: Amend Article 21.3 regarding Board                ISSUER             NO              N/A                  N/A

Committees

PROPOSAL #7.: Amend Article 24 regarding minutes of          ISSUER             NO              N/A                  N/A

Board meetings

PROPOSAL #8.: Grant authority for the implementation         ISSUER             NO              N/A                  N/A

of approved resolutions and filing of required

documents/formalities at trade registry

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RHJ INTERNATIONAL SA, BRUXELLES

  TICKER:                  N/A                 CUSIP:   B70883101

  MEETING DATE:      9/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the consolidated and            ISSUER             NO              N/A                  N/A

non-consolidated reports by the Board of Directors on

 the FYE 31 MAR 2009

PROPOSAL #2.: Presentation of the consolidated and            ISSUER             NO              N/A                  N/A

non-consolidated reports by the Statutory Auditor on

the FYE 31 MAR 2009

PROPOSAL #3.: Presentation of the consolidated                   ISSUER             NO              N/A                  N/A

financial statements for the FYE 31 MAR 2009

PROPOSAL #4.: Approve the non-consolidated financial         ISSUER             NO              N/A                  N/A

statements for the FYE 31 MAR 2009, including the

specified allocation of results

PROPOSAL #5.: Grant discharge and release Messrs. D.         ISSUER             NO              N/A                  N/A

Ronald Daniel, Timothy C. Collins, Leonhard Fischer,

Mathias Dopfner, Harvey Golub, Gerd Hausler, Bjorn

Konig, Jun Makihara, and Jeremy W. Sillem for the

performance of their duties as the Directors during

the FYE 31 MAR 2009

PROPOSAL #6.: Grant discharge and release KPMG                   ISSUER             NO              N/A                  N/A

Reviseurs d Entreprises [represented by Mr. Benoit

Van Roost, partner] for the performance of its duties

 during the FYE 31 MAR 2009, as the Statutory Auditor

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RHJ INTERNATIONAL SA, BRUXELLES

  TICKER:                  N/A                 CUSIP:   B70883101

  MEETING DATE:      3/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.A: Approve a capital reduction by way of         ISSUER             NO              N/A                  N/A

absorbing carried forward losses reflected in the

non-consolidated financial statements for the FYE 31

MAR 2009, of an amount of JPY 91,041,322,801, such

reduction to be made without cancellation of shares,

through a reduction of the item issuance premiums

(currently of JPY 104,604,495,228) as reflected in

the above non-consolidated financial statements

PROPOSAL #1.B: Approve, subject to the shareholders          ISSUER             NO              N/A                  N/A

having approved Resolution 1, a further capital

reduction by way of increasing the available reserves

 (currently of JPY 17,445,452,557) to JPY

25,000,000,000, such capital reduction to be made

without cancellation of shares (and without

reimbursement to shareholders), through a reduction

of the share capital (currently of EUR 664,424,086)

by an amount of EUR 59,861,707 (equal to JPY

7,554,547,443, based on the JPY/EUR exchange rate

published by the European Central Bank on 02 FEB

PROPOSAL #2.: Authorize the General Counsel, with              ISSUER             NO              N/A                  N/A

right of substitution, for the restatement of the

Articles of Association as a result of the amendments

 set forth in Resolution 1 b  and for the fulfillment

 of any other formalities necessary or useful in

connection with such amendments

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RHODIA, BOULOGNE BILLANCOURT

  TICKER:                  N/A                 CUSIP:   F7813K523

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Company's financial                   ISSUER            YES             FOR                  FOR

statements for the FY 2009

PROPOSAL #O.2: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the FY 2009

PROPOSAL #O.3: Approve the allocation of income and          ISSUER            YES             FOR                  FOR

dividends of EUR 0.25 per share

PROPOSAL #O.4: Approve the option to pay the dividend        ISSUER            YES             FOR                  FOR

 by way of shares

PROPOSAL #O.5: Approve the Statutory Auditors special        ISSUER            YES             FOR                  FOR

 report on the regulated Agreements and Undertakings

pursuant to Article L.225-40 of the Commercial Code

PROPOSAL #O.6: Ratify the Co-optation of Mr. Henri            ISSUER            YES             FOR                  FOR

Poupart-Lafarge as a Board member

PROPOSAL #O.7: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

proceed with the Company's shares

PROPOSAL #E.8: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

reduce the capital by cancellation of treasury shares

PROPOSAL #E.9: Approve the capital reduction,                     ISSUER            YES             FOR                  FOR

independent from the losses, by way of reduction of

the nominal share price from 12 Euros to 1 Euro

PROPOSAL #E.10: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital by issuing common shares and/or

any securities giving access, immediately or

ultimately, to the capital with preferential

subscription rights of the shareholders

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital by issuing common shares and/or

any securities giving access, immediately or

ultimately, to the capital or debt securities with

cancellation of preferential subscription rights

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the number of securities to be issued in the

 event of excess demands

PROPOSAL #E.13: Approve the overall limitations of            ISSUER            YES             FOR                  FOR

the amount of issuances being produced according to

the 10th and 11th resolutions

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital by issuing Company's shares

and/or securities giving access to the capital in

favor of members of a Company Saving Plan

PROPOSAL #E.15: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital by issuing Company's shares

and/or securities giving access to the capital

reserved to the employees of the foreign subsidiaries

 of the Rhodia group, apart from a Company Saving Plan

PROPOSAL #E.16: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

carry out allocations of bonus shares

PROPOSAL #E.17: Grant powers                                                   ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RHOEN KLINIKUM AG, BAD NEUSTADT

  TICKER:                  N/A                 CUSIP:   D6530N119

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements and group annual report as well as the

report by the Board of Managing Directors pursuant to

 Sections 289(4) and 315(4) of the German Commercial

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 41,462,400 as follows:

Payment of a dividend of EUR 0.30 per share EUR 7,200

 shall be carried forward Ex-dividend and payable

date: 10 JUN 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Approval of the remuneration system for        ISSUER            YES             FOR                  FOR

 the Board of Managing Directors

PROPOSAL #6.: Appointment of the Auditors for the              ISSUER            YES             FOR                  FOR

2010 FY: PricewaterhouseCoopers AG, Frankfurt

PROPOSAL #7.: Renewal of the authorization to acquire        ISSUER            YES             FOR                  FOR

 own shares, the Company shall be authorized to

acquire own shares of up to 10% of its share capital,

 at prices not deviating more than 20% from the

market price of the shares, on or before 08 JUN 2015,

 the Board of Managing Directors shall be authorized

to dispose of the shares in a manner other than the

stock exchange or a rights offering if they are sold

at a price not materially below their market price,

to use the shares for acquisition purposes, and to

retire the shares

PROPOSAL #8.1: Election of Eugen Muench to the                   ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #8.2: Election of Gerhard Ehninger to the            ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #8.3: Election of Casper von Hauenschild to         ISSUER            YES             FOR                  FOR

the Supervisory Board

PROPOSAL #8.4: Election of Detlef Klimpe to the                 ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #8.5: Election of Karl W. Lauterbach to the         ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #8.6: Election of Michael Mendel to the                ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #8.7: Election of Brigitte Mohn to the                 ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #8.8: Election of Wolfgang Muendel to the            ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #8.9: Election of Jens-Peter Neumann to the         ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #8.10: Election of Ruediger Merz to the                ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #9.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association in connection with the Shareholder Rights

 Directive Implementation Law (ARUG) Section 16 shall

 be revised in respect of shareholders registering

for participation in the shareholders' meeting at

least six days prior to the meeting, providing

evidence of their shareholding as per the statutory

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RHYTHM WATCH CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J64597115

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RICHTEK TECHNOLOGY CORP

  TICKER:                  N/A                 CUSIP:   Y7286Y108

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the report on the 2009                     ISSUER             NO              N/A                  N/A

business operations

PROPOSAL #A.2: Receive the 2009 audited reports                  ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Receive the report on the revision to         ISSUER             NO              N/A                  N/A

the rules of Board meetings

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

as follows: proposed cash dividend: TWD 8 per share

PROPOSAL #B.3: Amend the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #B.4: Amend the procedures of monetary loans        ISSUER            YES             FOR                  FOR

PROPOSAL #B.5: Amend the procedures of endorsement            ISSUER            YES             FOR                  FOR

and guarantee

PROPOSAL #B.6: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings as follows: proposed stock

dividend: 50 for 1,000 shares held

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RICOH LEASING COMPANY,LTD.

  TICKER:                  N/A                 CUSIP:   J64694102

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Adopt Reduction of          ISSUER            YES             FOR                  FOR

Liability System for Outside Directors and Outside

Auditors

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RIDLEY CORPORATION LTD

  TICKER:                  N/A                 CUSIP:   Q81391106

  MEETING DATE:      11/2/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements, the          ISSUER             NO              N/A                  N/A

Directors' report and the Auditor's report for the

Company for the YE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009, as specified

PROPOSAL #3.: Re-elect Mr. Rick Lee as a Director of         ISSUER            YES             FOR                  FOR

the Company, who retires by rotation in accordance

with Regulation 74 of the Company's Constitution

PROPOSAL #4.: Appoint KPMG, of 147 Collins Street,            ISSUER            YES             FOR                  FOR

Melbourne, Victoria, 3000, as the Auditor of the

Company

PROPOSAL #S.5: Adopt, pursuant to Section 136(2) of          ISSUER            YES             FOR                  FOR

the Corporations Act and for all other purposes, a

new Constitution in the form as signed by the

Chairman of the AGM for identification purposes, and

that the existing Constitution of the Company is

repealed, at the close of the AGM

PROPOSAL #S.6.a: Approve the proportional takeover            ISSUER            YES             FOR                  FOR

provisions, being Rules 83 and 84 in the Company's

new Constitution, considered and adopted by

shareholders at Item 5 [if item 5 is passed]

PROPOSAL #S.6.b: Amend the Company's Constitution by         ISSUER            YES             FOR                  FOR

inserting new Articles 48 and 49 relating to

proportional takeover bids on the same terms as

Articles 48 and 49 which applied until 28 OCT 2001

[if item 5 is not passed]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RIETER HOLDING AG, WINTERTHUR

  TICKER:                  N/A                 CUSIP:   H68745209

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the submission of the annual            ISSUER            YES         AGAINST           AGAINST

report, the annual accounts and the consolidated

financial statements for 2009 as well as the

remuneration report, reports of the statutory Auditors

PROPOSAL #2.: Approve the resolution on the                        ISSUER            YES             FOR                  FOR

appropriation of available earnings, as specified

PROPOSAL #3.: Approve the actions of the Board of              ISSUER            YES             FOR                  FOR

Directors and the Group Executive Committee

PROPOSAL #4.: Re-elect Dr. Dieter Spalti to the Board        ISSUER            YES             FOR                  FOR

 of Directors

PROPOSAL #5.: Election of PricewaterhouseCoopers AG,         ISSUER            YES             FOR                  FOR

Zurich, as the Statutory Auditors

PROPOSAL #6.1: Amend the Articles of Association:              ISSUER            YES             FOR                  FOR

adjustment to the Swiss federal Act on Intermediated

Securities [FISA], as specified

PROPOSAL #6.2: Amend the Articles of Association:              ISSUER            YES             FOR                  FOR

qualifying shares for Board Members, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RIGHTMOVE PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G75657109

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts and the reports of         ISSUER            YES             FOR                  FOR

the Directors and Auditors thereon

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report

PROPOSAL #3: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-appointment of KPMG Audit Plc as the         ISSUER            YES             FOR                  FOR

Auditors to the Company

PROPOSAL #5: Authorize the Directors to agree the              ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #6: Election of Ashley Martin as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-elect Ed. Williams as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #8: Re-elect Nick McKittrick as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #9: Re-elect Stephen Shipperley as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #10: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #S.11: Approve to disapply statutory pre-             ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #S.12: Grant authority, for the repurchase          ISSUER            YES             FOR                  FOR

of ordinary shares

PROPOSAL #13: Grant authority, for political                       ISSUER            YES             FOR                  FOR

donations and expenditure

PROPOSAL #S.14: Grant authority, for general meetings        ISSUER            YES             FOR                  FOR

  other than an AGM  to be called on not less than 14

 clear days' notice

PROPOSAL #S.15: Adopt new Articles of Association               ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RIKEN CORPORATION

  TICKER:                  N/A                 CUSIP:   J64855109

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

PROPOSAL #5: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Option Plan

PROPOSAL #6: Approve Extension of Anti-Takeover                 ISSUER            YES         AGAINST           AGAINST

Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RIOCAN REAL ESTATE INVT TR

  TICKER:                  N/A                 CUSIP:   766910103

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Clare R. Copeland as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Election of Raymond M. Gelgoot as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of Paul Godfrey, C.M. as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of Frank W. King, O.C. as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of Dale H. Lastman as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #1.6: Election of Ronald W. Osborne, FCA as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #1.7: Election of Sharon Sallows as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.8: Election of Edward Sonshine, Q.C.as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.9: Election of Charles Winograd as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Re-appoint Ernst & Young LLP as the                ISSUER            YES             FOR                  FOR

Auditors of the Trust and authorization of the

Trust's Board of Trustees to fix the Auditors'

PROPOSAL #3: Authorize and approve certain amendments        ISSUER            YES             FOR                  FOR

 to the Trust's 2009 amended and restated Unit Option

 Plan

PROPOSAL #S.4: Approve certain amendments to the                ISSUER            YES             FOR                  FOR

amended and restated declaration of trust made as of

27 MAY 2009 to authorize the Trust to create and

issue a new class of preferred equity securities

PROPOSAL #S.5: Approve certain amendements to the              ISSUER            YES             FOR                  FOR

amended and restated declaration of trust made as of

27 MAY 2009 to reflect certain administrative and

non-substantive changes

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RISA PARTNERS, INC.

  TICKER:                  N/A                 CUSIP:   J6522K101

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #1: Amend Articles to: Expand Business                 ISSUER            YES         AGAINST           AGAINST

Lines, Increase Authorized Capital to 1,225,800 shs.

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RISANAMENTO SPA, NAPOLI

  TICKER:                  N/A                 CUSIP:   T7923G102

  MEETING DATE:      11/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appoint the Board of Directors and its         ISSUER             NO              N/A                  N/A

Chairman, after establishing the number of Members

and their term of office; definition of the

Directors' compensation

PROPOSAL #2.: Approve the definition of the                        ISSUER             NO              N/A                  N/A

compensation to be paid to the outgoing Board of

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RISANAMENTO SPA, NAPOLI

  TICKER:                  N/A                 CUSIP:   T7923G102

  MEETING DATE:      1/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the elimination of the nominal         ISSUER             NO              N/A                  N/A

value of the Company,s shares; and amend Article 5 of

 the Corporate By-Laws; related and consequential

resolutions

PROPOSAL #2.: Approve to increase the corporate                 ISSUER             NO              N/A                  N/A

capital versus payment in 1 tranche through the

issuance of No. 333.346.296 ordinary shares with the

same features of the outstanding ones, to be offered

in option to the entitled shareholders, for a

specified counter value and consequential amend

Article 5 of the Corporate By Laws; related and

consequential resolutions

PROPOSAL #3.: Approve the issuance of bond to be                ISSUER             NO              N/A                  N/A

mandatory converted into Risanamento ordinary shares

of new issuance as per Article 2420 BIS, Item 1 of

the Italian Civil Code, with option in favor of the

entitled shareholders, for a total amount of nominal

EUR 350,031,000.00 splitted in 350,031 bonds with

nominal value EUR 1.000 each one; consequential

corporate capital increase as per art 2420 BIS Item 2

 of the Italian Civil Code, reserved to the mandatory

 conversion of the above bond; amend Article 5 of the

 Corporate By Laws; related and consequential

resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RITCHIE BROTHERS AUCTIONEERS INC, RICHMOND BC

  TICKER:                  N/A                 CUSIP:   767744105

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Robert Waugh Murdoch as a         ISSUER            YES             FOR                  FOR

Director of the Company to hold office

PROPOSAL #1.2: Election of Peter James Blake as a              ISSUER            YES             FOR                  FOR

Director of the Company to hold office

PROPOSAL #1.3: Election of Eric Patel as a Director          ISSUER            YES             FOR                  FOR

of the Company to hold office until his

PROPOSAL #1.4: Election of Beverley Anne Briscoe as a        ISSUER            YES             FOR                  FOR

 Director of the Company to hold office

PROPOSAL #1.5: Election of Edward Baltazar Pitoniak          ISSUER            YES             FOR                  FOR

as a Director of the Company to hold

PROPOSAL #1.6: Election of Christopher Zimmerman as a        ISSUER            YES             FOR                  FOR

 Director of the Company to hold office

PROPOSAL #1.7: Election of James Michael Micali as a         ISSUER            YES             FOR                  FOR

Director of the Company to hold office

PROPOSAL #2: Appoint KPMG LLP as the Auditors of the         ISSUER            YES             FOR                  FOR

Company to hold office until the next

PROPOSAL #3: Approve the reconfirmation of the                   ISSUER            YES             FOR                  FOR

Shareholder Rights Plan in accordance with the

Shareholder Rights Plan Agreement dates as 27 FEB

2007 between the Company and Computershare Investor

Services Inc., as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RIVERSDALE MINING LTD

  TICKER:                  N/A                 CUSIP:   Q8202C104

  MEETING DATE:      10/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect Mr. O' Keeffe as a Member of the         ISSUER            YES             FOR                  FOR

Company's Board of Director, who retires in

accordance with Rule 5.1 of the Company's Constitution

PROPOSAL #2.: Elect Mr. Andrew Love as a Member of            ISSUER            YES             FOR                  FOR

the Company's Board of Director, who retires in

accordance with Rule 5.1 of the Company's Constitution

PROPOSAL #3.: Elect Mr. Lawler as a Member of the              ISSUER            YES             FOR                  FOR

Company's Board of Director, in accordance with Rule

8.2 of the Company's Constitution

PROPOSAL #4.: Elect Mr. Redman as a Member of the              ISSUER            YES             FOR                  FOR

Company's Board of Director, in accordance with Rule

8.2 of the Company's Constitution

PROPOSAL #5.: Adopt, for the purpose of Section                 ISSUER            YES             FOR                  FOR

250R(2) of the Corporations Act 2001 [Cth] and for

all other purposes, the remuneration report for the

YE 30 JUN 2009

PROPOSAL #6.: Approve, for the purpose of Rule 42.1          ISSUER            YES             FOR                  FOR

of the Company's Constitution, ASX Listing Rule 10.17

 and for all other purposes, to increase the maximum

aggregate annual remuneration payable by the Company

to the Non-Executive Directors by AUD 450,000 to AUD

750,000, to be divided among the Non-Executive

Directors in such proportions and manner as agreed by

 the Remuneration and Nomination Committee

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RIZZOLI CORRIERE DELLA SERA MEDIAGROUP SPA, MILANO

  TICKER:                  N/A                 CUSIP:   T79823109

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the balance sheet as of 31 DEC          ISSUER             NO              N/A                  N/A

2009; the Board of Directors report on the

Management; the Board of Auditors reporting; related

and consequential resolutions

PROPOSAL #2: Grant authority to buy and dispose own          ISSUER             NO              N/A                  N/A

shares; revocation of the meeting resolution dated 28

 APR 2009 related to the authorization to buy and

dispose own shares; related and consequential

resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROAD KING INFRASTRUCTURE LTD

  TICKER:                  N/A                 CUSIP:   G76058109

  MEETING DATE:      7/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the disposal of: [i] 45% of the        ISSUER            YES             FOR                  FOR

 registered capital of Shenzhen Airport -Heao

Expressway [Eastern-Section] Co. Ltd. [Jihe

Expressway [Eastern-Section]], held by Intersafe

Investments Limited [Intersafe], a wholly-owned

subsidiary of the Company and [ii] the RMB

158,431,000 [equivalent to approximately HKD

179,221,000], in principal amount of the indebtedness

 owed to Intersafe by Jihe Expressway [Eastern-

Section] as at 31 MAR 2009 by Intersafe to Shenzhen

Expressway Company Limited [the Purchaser], subject

to and on terms of an agreement [the Agreement] dated

 01 JUN 2009 and entered into among the Company,

Intersafe and the Purchaser, and all transactions

contemplated under the Agreement; and authorize the

Directors of the Company to do all things and acts

which they consider necessary, desirable or expedient

 in connection with the Agreement and the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROAD KING INFRASTRUCTURE LTD

  TICKER:                  N/A                 CUSIP:   G76058109

  MEETING DATE:      1/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Acquisition of up to 1,319          ISSUER            YES             FOR                  FOR

shares of Sunco Property Holdings Company Limited

Sunco Property  by RK Investment  Shenzhen  Limited

pursuant to the Sale and Purchase Agreement  the S&P

Agreement  dated 01 DEC 2009 entered into between RK

Shenzhen  and Elite Rich Investments Limited  the

Vendor   as specified , or by RK Investment  Beijing

 Limited on the same terms as the S&P Agreement

pursuant to its exercise of its pre-emption right

under the restated shareholders agreement dated 23

JAN 2007 entered into among the shareholders of Sunco

 Property and authorize the Directors of the Company

to do all things and acts which they consider

necessary, desirable or expedient in connection with

the Acquisition

PROPOSAL #2: Re-elect Mr. Guo Limin as a Non-                      ISSUER            YES             FOR                  FOR

executive Director of the Company and authorize the

Board of Directors to fix his remuneration

PROPOSAL #3: Re-elect Mr. Xu Ruxin as a Non-executive        ISSUER            YES         AGAINST           AGAINST

 Director of the Company and authorize the Board of

Directors to fix his remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROAD KING INFRASTRUCTURE LTD

  TICKER:                  N/A                 CUSIP:   G76058109

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 and the reports of the Directors and Auditor for the

 YE 31 DEC 2009

PROPOSAL #2: Approve to declare a final dividend for         ISSUER            YES             FOR                  FOR

YE 31 DEC 2009

PROPOSAL #3.a: Re-election of Mr. Chan Kam Hung as a         ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.b: Re-election of Mr. Fong Shiu Leung,            ISSUER            YES             FOR                  FOR

Keter as a Director

PROPOSAL #3.c: Re-election of Mr. Lau Sai Yung as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.d: Re-election of Dr. Chow Ming Kuen,              ISSUER            YES             FOR                  FOR

Joseph as a Director

PROPOSAL #3.e: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix their remuneration

PROPOSAL #4: Re-appoint Messrs. Deloitte Touche                 ISSUER            YES             FOR                  FOR

Tohmatsu as the Auditor of the Company and authorize

the Board of Directors to fix their remuneration

PROPOSAL #5.A: Approve to grant a general mandate to         ISSUER            YES             FOR                  FOR

the Directors to allot shares of the Company

PROPOSAL #5.B: Approve to grant a general mandate to         ISSUER            YES             FOR                  FOR

the Directors to repurchase shares of the Company

PROPOSAL #5.C: Approve and extend the power granted          ISSUER            YES             FOR                  FOR

to the Directors under Resolution No. 5(A) by the

addition thereto of an amount representing the

aggregate nominal amount of the shares repurchased by

 the Company pursuant to Resolution No. 5(B)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROBERT WALTERS PLC

  TICKER:                  N/A                 CUSIP:   G7608T118

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual report and accounts          ISSUER            YES             FOR                  FOR

for the YE 31 DEC2009

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3: Declare a final dividend of 3.35p per            ISSUER            YES             FOR                  FOR

ordinary share

PROPOSAL #4: Re-elect Philip Aiken as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Russell Tenzer as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-elect Lady Judge as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-elect Andrew Kemp as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #8: Re-appoint Deloitte LLP as the Auditors         ISSUER            YES             FOR                  FOR

and authorize the Directors to fix their remuneration

PROPOSAL #9: Authorize the Directors to allot shares         ISSUER            YES             FOR                  FOR

pursuant to Section 551 Companies Act 2006

PROPOSAL #S.10: Approve to disapply Section 561                 ISSUER            YES             FOR                  FOR

Companies Act 2006

PROPOSAL #S.11: Authorize the Company to make                     ISSUER            YES             FOR                  FOR

purchases of its own shares

PROPOSAL #S.12: Approve to call general meetings                ISSUER            YES             FOR                  FOR

other than AGM's of the Company on not less than 14

clear days' notice

PROPOSAL #S.13: Adopt the New Articles of Association        ISSUER            YES             FOR                  FOR

 of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROBERT WISEMAN DAIRIES PLC

  TICKER:                  N/A                 CUSIP:   G7608U107

  MEETING DATE:      7/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Annual Report and Financial        ISSUER            YES         AGAINST           AGAINST

 Statements for the 53 weeks ended 04 APR 2009 and

the Directors' and the Auditors' reports thereon

PROPOSAL #2.: Approve the Directors' Remuneration              ISSUER            YES             FOR                  FOR

Report as set out in the Annual Report and the

Financial Statements for the 53 weeks ended 04 APR

PROPOSAL #3.: Declare a final dividend on the                     ISSUER            YES             FOR                  FOR

Ordinary Shares of 10 pence per Ordinary Share in

respect of the 53 weeks ended 04 APR 2009

PROPOSAL #4.: Re-elect Mr. A.W. Wiseman as a                       ISSUER            YES         AGAINST           AGAINST

Director, retiring by rotation

PROPOSAL #5.: Re-elect Mr. N.L. Murray as a Director,        ISSUER            YES         AGAINST           AGAINST

 retiring by rotation

PROPOSAL #6.: Re-elect Mr. B.C. Hodson as a Director,        ISSUER            YES         AGAINST           AGAINST

 retiring by rotation

PROPOSAL #7.: Re-elect Mr. E.J. Finch as a Director,         ISSUER            YES         AGAINST           AGAINST

who retires in accordance with the provisions of the

Combined Code

PROPOSAL #8.: Re-appoint Deloitte LLP, Chartered                ISSUER            YES         AGAINST           AGAINST

Accountants, as Auditors

PROPOSAL #9.: Authorize the Directors to fix the                ISSUER            YES         AGAINST           AGAINST

Auditors' remuneration

PROPOSAL #10.: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 [the Directors], in substitution for the existing

authority under Section 80 of the Companies Act 1985,

 as amended [the Act] granted by ordinary resolution

of the Members of the Company on 03 JUL 2008 and for

the purpose of Section 80 of the Act, to exercise all

 powers of the Company to allot relevant securities

[Section 80] up to an aggregate nominal amount of GBP

 2,350,000; [Authority expires on 08 JUL 2014]; and

the Directors may allot relevant securities after the

 expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry

PROPOSAL #S.11: Authorize the Directors of the                   ISSUER            YES             FOR                  FOR

Company [the Directors], in substitution for any

existing authority and pursuant to Section 95[1] of

the Companies Act 1985 [the Act], to allot equity

securities [Section 94[2] of the Act] for cash

pursuant to the authority conferred by the passing of

 Resolution 10 as specified in the notice of AGM of

the Company dated 9 JUN 2009 [or if said Resolution

10 is not passed, pursuant to the existing authority

under Section 80 of the Act conferred by an ordinary

resolution of the Company passed on 03 JUL 2008], as

if Section 89[1] of the Act, provided that this power

 is limited to the allotment of equity securities: a]

 in connection with a rights issue, open offer in

favor of ordinary shareholders; and b] up to an

aggregate nominal amount of GBP 360,000; [Authority

expires the earlier of the conclusion of the next AGM

 of the Company or 09 OCT 2010]; and, authorize the

Directors to allot equity securities after the expiry

 of this authority in pursuance of such an offer or

agreement made prior to such expiry

PROPOSAL #S.12: Authorize the Company, pursuant to            ISSUER            YES             FOR                  FOR

Section 166 of the Companies Act 1985 [the Act], to

make market purchases [Section 163 of the Act] of up

to 7,000,000 Ordinary Shares of 10p each in the

capital of the Company, at a minimum price of 10p and

 not more than 5% above the average market values for

 such shares derived from the London Stock Exchange,

for the 5 business days immediately preceding the

date of purchase and the higher of the price of the

last independent trade in shares of the class of that

 share and the highest then current independent bid

for such shares on the London Stock Exchange;

[Authority expires at the conclusion of the AGM of

the Company in 2010 unless previously varied, revoked

 or renewed]; the Company, before the expiry, may

make a contract to purchase ordinary shares which

will or may be executed wholly or partly after such

PROPOSAL #S.13: Approve that a General Meeting other         ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 clear

days' notice

PROPOSAL #14.: Approve, subject to the passing of              ISSUER            YES             FOR                  FOR

Resolution 12, the waiver by the Panel of any

obligation which might otherwise fall on the Members

of the Wiseman Family, collectively or individually

to make a general offer pursuant to the Rule 9 of the

 Takeover Code as a result of any increase in the

Wiseman Family's aggregate percentage shareholding to

 a maximum of 44.40% of the issued share capital

[represented by 26,275,882 Ordinary Shares] pursuant

to the exercise in full of the Share Purchase

Authority; as specified in the Circular to the

Shareholders of the Company dated 9 JUN 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROBINSONS LAND CORP RLC

  TICKER:                  N/A                 CUSIP:   Y73196126

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the proof of notice of the                 ISSUER            YES         ABSTAIN           AGAINST

meeting and Existence of a quorum

PROPOSAL #2: Approve the minutes of the annual                   ISSUER            YES         ABSTAIN           AGAINST

meeting of the stockholders held on 16 APR 2009

PROPOSAL #3: Approve the presentation of annual                 ISSUER            YES         ABSTAIN           AGAINST

report and approval of financial statements for the

preceding year

PROPOSAL #4: Elect Messrs. James L. Go; Frederick D.         ISSUER            YES         ABSTAIN           AGAINST

Go; Patrick Henry C. Go; Robina Y. Gokongwei-Pe;

Johnson Robert G. Go, Jr; Artemio V. Panganiban

(Independent Director); Roberto F. De Ocampo

(Independent Director) and Emmanuel C. Rojas, Jr.

(Independent Director) as the Board of Directors

PROPOSAL #5: Elect the External Auditors                              ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #6: Ratify the all acts of the Board of                ISSUER            YES         ABSTAIN           AGAINST

Directors and Management since the Last annual meeting

PROPOSAL #7: Other business                                                     ISSUER             NO              N/A                  N/A

PROPOSAL #8: Adjournment                                                          ISSUER            YES         ABSTAIN           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROC OIL COMPANY LIMITED

  TICKER:                  N/A                 CUSIP:   Q81572101

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To receive and approve the annual                   ISSUER             NO              N/A                  N/A

financial report, Director's report and Auditor's

report for the Company for the YE 31 DEC 2009

PROPOSAL #2: Adopt the remuneration report for the YE        ISSUER            YES             FOR                  FOR

 31 DEC 2009

PROPOSAL #3: Re-elect Mr. Sidney Jansma, Jr, as a              ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with the Constitution

PROPOSAL #4: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROHTO PHARMACEUTICAL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J65371106

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Expand Business Lines      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROLAND CORPORATION

  TICKER:                  N/A                 CUSIP:   J65457103

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Extension of Anti-Takeover                 ISSUER            YES         AGAINST           AGAINST

Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROLTA INDIA LTD

  TICKER:                  N/A                 CUSIP:   Y7324A112

  MEETING DATE:      11/24/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the Audited         ISSUER            YES             FOR                  FOR

Balance Sheet as at 30 JUN 2009, the Profit and Loss

Account for the YE on that date, the Cash Flow

Statement for the YE on that date and the Reports of

the Board of Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend of INR 3.00 per                ISSUER            YES             FOR                  FOR

Equity Share for the FYE 30 JUN 2009

PROPOSAL #3.: Re-appoint Mr. Behari Lal as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. K.R. Modi as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Benedict Eazzetta as a          ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Re-appoint M/s Khandelwal Jain & Co.,          ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Auditors of the

Company, who retires at the conclusion of this AGM,

to hold office till the conclusion of the next AGM,

with authority to the Board of Directors of the

Company to fix their remuneration

PROPOSAL #7.: Approve, pursuant to provisions of                ISSUER            YES         AGAINST           AGAINST

Sections 198, 269, 309 read with Schedule XIII and

all other applicable provisions, if any, of the

Companies Act, 1956, and subject to such approvals as

 may be necessary, the re-appointment of Mr. Hiranya

Ashar, as the Whole-time Director designated as

Director - Finance & Chief Financial Officer, for a

period of 3 years with effect from 01 NOV 2009, to 31

 OCT 2012 on terms and conditions including, subject

to the above AGM resolution, the remuneration

/emoluments, mentioned in the explanatory statement

under this item; in the event of any statutory,

amendment, modification or relaxation by the Central

Government to Schedule XIII to the Companies Act,

1956, authorize the Board of Directors of the Company

 or if deemed necessary by the Board of Directors

(hereinafter referred to as 'the Board' which term

shall be deemed to include any Committee which the

Board may constitute to exercise its powers,

including powers conferred by this resolution) to

vary and / or increase the remuneration including

salary, commission, perquisites, allowances, etc.,

within such prescribed limit(s) or ceiling and the

agreement between the Company and the Director -

Finance & Chief Financial Officer be suitably amended

 to give effect to such modification, relaxation or

variation without any further reference to the

members of the Company in general meeting and the

Chairman & Managing Director of the Company, from

time to time, to execute, on behalf of the Company,

any Agreement(s) with the said Director -Finance &

Chief Financial Officer, containing the above and

such other terms & conditions, as may in his opinion

be necessary pursuant to this resolution

PROPOSAL #S.8: Authorize the Board of Directors of            ISSUER            YES         AGAINST           AGAINST

the Company [hereafter referred to as 'The Board'

which term shall be deemed to include any Committee

of the Board, for the time being duly authorized by

the Board and exercising the powers conferred on the

Board by this resolution], on behalf of the Company,

in accordance with the provision of Section 81 (1A)

and all the other applicable provisions, if any, of

the Companies Act, 1956 (including any statutory

modification(s) or re-enactment thereof for the time

being in force and as may be enacted from time to

time) and in accordance with the provision of Foreign

 Exchange Management Act, 1999 and Foreign Currency

Convertible Bonds and Ordinary Shares (through

Depository Receipt Mechanism) Scheme 1993 as amended

up-to-date and in accordance with the provision of

the Article of Association of the Company and the

provision of Listing Agreements entered into by the

Company with the Stock Exchange where the shares of

the Company are listed and rules, guidelines and

regulation, if any, as may be prescribed by

Securities and Exchange Board of India (SEBI),

Reserve Bank of India (RBI) and subject to such

approvals, consents, permission and sanction as may

be necessary from the Government of India, Reserve

Bank of India and/or other authorities or

institutions as may be relevant (hereinafter singly

or collectively referred to as 'The Appropriate

Authorities') and subject to such terms and condition

 or such modification thereto as may be prescribed by

 them in granting such approvals, consents,

permission, to offer, issue and allot in the equity

shares and for convertible bonds and/or any financial

 instruments or securities including Global

Depository Receipts (GDR) and/or American Depository

Receipts (ADRs) and/or Foreign Currency Convertible

Bonds (FCCBs) and/or Qualified Institutional

Placements (QlPs) and/or Euro Issue representing

equity shares, Warrants and/ or Private Placements

and/or any such instrument or security convertible

into equity shares (either at the option of the

Company or holder thereof) being either with or

without detachable warrants attached thereto

entitling the warrant holder to apply for equity

shares/instruments or securities including Global

Depository Receipts and/or American Depository

Receipts and/or FCCBs and/or QIPs and / or Warrants

and /or Private Placements representing equity shares

 (hereafter collectively referred to- as 'the

Securities') to be subscribed to in any foreign

currency/currencies by: foreign investors (whether

individuals and/or bodies corporate and/or

institutions/s and whether shareholders of the

Company or not) on the basis of private placement or

by way of Public Issue through prospectus or offer

letter and /or instruments of debts, Convertible

Debentures (Fully or partly) or Non Convertible

Debentures and/or Preference Shares Cumulative,

Redeemable and/or on Redeemable) and/or Secured

premium. notes or floating rate notes/bonds or any

other financial instruments circular from time to

PROPOSAL #S.9: Approve, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Section 163 of the Companies Act, 1956, consent of

the Company, to keep the Register and Index of

Members of the Company, returns and copies of

certificates and documents at the office of the third

 party Registrar and Share Transfer Agents as

approved by the Board from time to time

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROMANDE ENERGIE HOLDING SA, MORGES

  TICKER:                  N/A                 CUSIP:   H0279X103

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the business report and                     ISSUER            YES             FOR                  FOR

accounts of 2009

PROPOSAL #2.: Grant discharge to the Board of                     ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #3.: Approve the resolution on the                        ISSUER            YES             FOR                  FOR

appropriation of the balance profit

PROPOSAL #4.1: Amend Article 5 of the Articles of              ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #4.2: Amend the authorized capital of the            ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #4.3: Amend Article 7 of the Articles of              ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #4.4: Amend the Articles 9, 15 and 23 of the        ISSUER            YES             FOR                  FOR

 Articles of Incorporation

PROPOSAL #5.1: Election of the Board of Directors               ISSUER            YES             FOR                  FOR

PROPOSAL #5.2: Election of Ernst and Young SA, as the        ISSUER            YES             FOR                  FOR

 Auditor

PROPOSAL #6.: Miscellaneous                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RONA INC

  TICKER:                  N/A                 CUSIP:   776249104

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Louise Caya as a Director         ISSUER            YES             FOR                  FOR

for the ensuing year

PROPOSAL #1.2: Election of Doris Joan Daughney as a          ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.3: Election of Robert Dutton as a                     ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.4: Election of Richard Fortin as a                   ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.5: Election of Jean Gaulin as a Director         ISSUER            YES             FOR                  FOR

for the ensuing year

PROPOSAL #1.6: Election of Jean-Guy Hebert as a                 ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.7: Election of J. Spencer Lanthier as a          ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.8: Election of Alain Michel as a Director        ISSUER            YES             FOR                  FOR

 for the ensuing year

PROPOSAL #1.9: Election of James Pantelidis as a                ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.10: Election of Robert Pare as a Director        ISSUER            YES             FOR                  FOR

 for the ensuing year

PROPOSAL #1.11: Election of Jocelyn Tremblay as a              ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.12: Election of Jean-Roch Vachon as a              ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2: Appointment of Raymond Chabot Grant                ISSUER            YES             FOR                  FOR

Thornton, Chartered Accountants as the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROSSI RESIDENCIAL S A

  TICKER:                  N/A                 CUSIP:   P8172J106

  MEETING DATE:      12/21/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.: Approve to update Article 5 of the                ISSUER            YES             FOR                  FOR

Corporate ByLaws, to reflect the current subscribed-

for share capital and consolidation of the text of

the Corporate ByLaws

PROPOSAL #B.: Approve a Stock Option Plan for                     ISSUER            YES         AGAINST           AGAINST

restricted shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROSSI RESIDENCIAL S A

  TICKER:                  N/A                 CUSIP:   P8172J106

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to increase the share capital,          ISSUER            YES             FOR                  FOR

without the issuance of shares, through the

capitalization of capital reserves in the amount of

BRL 548,115,162.76, consisting of I BRL 27.45

inflation adjustment of capital, and II BRL

548,115,135.31 premium on the issuance of shares

PROPOSAL #2: Approve to revise Article 6 and update          ISSUER            YES             FOR                  FOR

the quantity of shares within the authorized

PROPOSAL #3: Approve to exclude paragraph 3 from                ISSUER            YES             FOR                  FOR

Article 19 due to the provision of Article 150 of Law

 Number 640476

PROPOSAL #4: Approve to insert Line xx in Article 21         ISSUER            YES             FOR                  FOR

to broaden the authority of the Board of Directors,

making it possible for it to institute consultative

Bodies Committees for the performance of its functions

PROPOSAL #5: Amend Articles 22 and 23 to establish a         ISSUER            YES             FOR                  FOR

specific designation for the Members of the Executive

 Committee

PROPOSAL #6: Amend the main part of Article 29 to              ISSUER            YES             FOR                  FOR

provide for the possibility of, at least, three and,

at most, five members of the Finance Committee, in

the manner provided for in Article 161 1 of Law

Number 640476

PROPOSAL #7: Adopt the name provided in Article 13            ISSUER            YES             FOR                  FOR

VIII, to BM E Fbovespa S.A. Bolsa De Valores,

Mercadorias E Futuros

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROSSI RESIDENCIAL S A

  TICKER:                  N/A                 CUSIP:   P8172J106

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to take knowledge of the                     ISSUER            YES             FOR                  FOR

Directors accounts, to examine, discuss and approve

the Company's consolidated financial statements for

the FYE DEC 31 2009

PROPOSAL #2: Approve to decide concerning the                     ISSUER            YES             FOR                  FOR

allocation of the net profits from the fiscal year

and distribution of dividends in the total amount of

BRL 51,800,000.00 equivalent to BRL 0.195603 per

common share

PROPOSAL #3: Authorize the payment of profit sharing         ISSUER            YES             FOR                  FOR

to the administrators of the Company for the 2009 FY

PROPOSAL #4: Election of members of the Board of                ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #5: Approve to set the Directors remuneration      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROSSI RESIDENCIAL S A

  TICKER:                  N/A                 CUSIP:   P8172J106

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to decide regarding the                     ISSUER            YES         AGAINST           AGAINST

approval of the third public issuance of simple

debentures, not convertible into shares, in a single

series, of the type with a collateral guarantee from

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROTH & RAU AG, HOHENSTEIN-ERNSTTHAL

  TICKER:                  N/A                 CUSIP:   D66040102

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the supervisory Board, the group financial

 statements and annual report, and the report

pursuant to Sections 289[4] and 315[4] of the German

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 6,004,948.33 as follows:

the distributable profit shall be carried forward

PROPOSAL #3.: Approval of the remuneration system for        ISSUER            YES             FOR                  FOR

 the Board of Managing Directors

PROPOSAL #4.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #5.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #6.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: PricewaterhouseCoopers Ag, Frankfurt

PROPOSAL #7.: Resolution on the creation of                        ISSUER            YES         AGAINST           AGAINST

authorized capital I, and the corresponding

amendments to the Articles of Association, the Board

of Managing Directors shall be authorized, with the

consent of the Supervisory Board, to increase the

share capital by up to EUR 1,620,704 through the

issue of up to 1,620,704 new bearer shares against

cash payment, on or before 20 MAY 2015 [ authorized

capital i], shareholders shall be granted

subscription rights, except for the issue of shares

at a price not materially below their market price,

for residual amounts, and insofar as subscription

rights are granted to holders of conversion or option

PROPOSAL #8.: Resolution on the creation of                        ISSUER            YES         AGAINST           AGAINST

authorized capital II, and the corresponding

amendments to the Articles of Association, the Board

of Managing Directors shall be authorized, with the

consent of the Supervisory Board, to increase the

share capital by up to EUR 3,241,409 through the

issue of up to 3,241,409 new bearer shares against

payment in cash and/or kind, on or before 20 MAY 2015

 [authorized capital ii] shareholders shall be

granted subscription rights, except for the issue of

shares against payment in kind, for residual amounts,

 and insofar as subscription rights are granted to

holders of conversion or option rights

PROPOSAL #9.: Resolution on the authorization to                ISSUER            YES         AGAINST           AGAINST

issue convertible and/or warrant bonds, profit-

sharing rights and/or participating bonds, the

creation of contingent capital, and the corresponding

 amendment to the Articles of Association the Board

of Managing Directors shall be authorized, with the

consent of the Supervisory Board, to issue bonds or

profit sharing rights of up to EUR 250,000,000,

confer ring convertible and/or option rights for

shares of the Company, on or before 20 MAY 2015, the

Company's share capital shall be increased

accordingly by up to EUR 3,241,409 through the issue

of up to 3,241,409 new bearer shares, insofar as

convertible and/or option rights are exercised

PROPOSAL #10.: Authorization to acquire own shares            ISSUER            YES             FOR                  FOR

the Company shall be authorized to ac quire own

shares up to 10% of its share capital, prices neither

 more than 10% above, nor more than 20% below, the

market price of the shares, on or before 20 NOV 2012,

 the Board of Managing Directors shall be authorized

to dispose of the shares in a manner other than the

stock exchange or a rights offering if they are sold

at a price not materially below their market price,

to use the shares for acquisition purposes or for

satisfying option and conversion rights, and to

PROPOSAL #11.: Amendments to the Articles of                       ISSUER            YES             FOR                  FOR

Association in connect ion with the shareholder

rights directive implementation law [ARUG] Section

14[1] shall be amended in respect of the shareholders

 meeting being announced by the Board of Managing

Directors or the Supervisory Board section 14[2]

shall be amended in respect of the shareholders

meeting being announced at least 30 days prior to the

 meeting Section 15[1]-[2] shall be amended in

respect of in respect of shareholders being entitled

to participate and vote at the shareholders meeting

if they register with the Company by the sixth day

prior to the meeting and provide evidence of their

shareholding, Section 15[ 3] shall be amended in

respect of the Chairman being authorized to admit

Supervisory Board Members to participate at the

meeting via audiovisual means Section 16[1] shall be

a mended in respect of each share rep resenting one

vote Section 16[2] shall be amended in respect of the

 right to vote will be suspended for shares not fully

 paid, Section 16[3] shall be amended in respect of

shareholders, voting rights being exercised by

proxies. authorization and revocation of proxy voting

 rights shall be proved in written form

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROTORK PLC, BATH

  TICKER:                  N/A                 CUSIP:   G76717126

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Directors' report         ISSUER            YES             FOR                  FOR

and accounts and the Auditors' report thereon for the

 YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend at the rate of         ISSUER            YES             FOR                  FOR

17.25p per share on the ordinary share capital of the

 Company for the YE 31 DEC 2009 payable on 07 MAY

2010 to the shareholders on the register at close of

business on 09 APR 2010

PROPOSAL #3: Re-elect I.G. King as a Director of the         ISSUER            YES         AGAINST           AGAINST

Company

PROPOSAL #4: Re-elect P.l. France as a Director of            ISSUER            YES         AGAINST           AGAINST

the Company

PROPOSAL #5: Election of J.M. Davis as a Director of         ISSUER            YES         AGAINST           AGAINST

the Company

PROPOSAL #6: Re-appoint KPMG Audit Plc as the                     ISSUER            YES             FOR                  FOR

Company's Auditors until the conclusion of the AGM of

 the Company to be held in 2011

PROPOSAL #7: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

Auditor's remuneration

PROPOSAL #8: Approve the Director's remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009 set out on pages 37 to

42 of the document also containing the Director's

report and accounts for the YE 31 DEC 2009

PROPOSAL #S.9: Amend the Articles of Association of          ISSUER            YES             FOR                  FOR

the Company by deleting to the fullest extent

permitted by Law all of the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the Companies Act 2006  the Act ,

are to be treated as provisions of the Company's

Articles of association; and approve the draft

Articles of Association adopted by the Company in

substitution for and to the exclusion of , its

existing Articles of Association

PROPOSAL #10: Authorize the Directors, in                            ISSUER            YES             FOR                  FOR

substitution for any equivalent authorities and

powers prior to the passing of this resolution,

pursuant to Section 551 of the Act to exercise all

powers of the Company to allot shares in the Company

and grant rights to subscribe for or to convert any

security into shares of the Company  such shares, and

 rights to subscribe for or to convert any security

into shares of the Company being relevant securities

 up to an aggregate nominal amount of GBP1,430,000

Authority shall expire on the conclusion of the AGM

of the Company to be held in 2011  CONTD.

PROPOSAL #S.11: Authorize the Directors, pursuant to         ISSUER            YES             FOR                  FOR

Section 570(1) of the Act to allot equity securities

 as specified in Section 560(1) of the Act  of the

Company wholly for cash pursuant to the authority of

the Directors under Section 551 of the Act conferred

by Resolution 10 above, and/or by way of sale of

treasury shares  by virtue of Section 573 of the Act

, in each case as if Section 561(1) of the Act

disapplying to such allotment, provided that: the

power conferred by this resolution shall be limited

to:  i  allotment of equity securities in connection

with an offer of equity securities to the holders of

ordinary shares in the capital of the Company in

proportion as nearly as practicable to their

respective holdings of such shares, but subject to

such exclusions or other arrangements as the

Directors may CONTD.

PROPOSAL #S.12: Authorize the Company, subject to the        ISSUER            YES             FOR                  FOR

 consent of the holders of 9  % cumulative preference

 shares of GBP 1 each not being withdrawn in

accordance with the resolution passed by the holders

thereof on 03 AUG 1995, to make market purchases

within the meaning of Section 693(4) of the Act  of

ordinary shares of 5 pence each of the Company

provided that: (a) the maximum number of ordinary

shares authorized to be acquired is 8,600,000; (b)

the maximum price which may be paid for any such

share is 5 pence  exclusive of expenses ; (c) the

maximum price (exclusive of expenses) which may be

paid for any such shares is an amount equal to 105%

of the average of the middle market quotations for an

 ordinary share as derived from the London Stock

Exchange Daily Official CONTD.

PROPOSAL #S.13: Authorize the Company, subject to the        ISSUER            YES             FOR                  FOR

 consent of the holders of 91/2% cumulative

preference shares of GBP 1 each  preference shares

not being withdrawn in accordance with the resolution

 passed by the holders thereof on 22 MAY 1998, to

make market purchases  with in the meaning of Section

 693 4 of the Act  of preference shares of the

Company provided that: a) the maximum number of

preference shares authorized to be acquired is 42,194

  being all the preference shares remaining in issue

at the date of this notice ; (b) the minimum price

which may be paid for any such share is GBP 1.00

exclusive of expenses ; (c) the maximum price

exclusive of expenses  which may be paid for any such

 share is an amount equal to whichever is the higher

of (i) 105% of the average of the middle CONTD.

PROPOSAL #S.14: Approve the general meeting other              ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 clear

day's notice

PROPOSAL #15: Approve the Rotork Long Term Share                ISSUER            YES             FOR                  FOR

Incentive Plan  2010 , as specified, to be

constituted by the rules as specified and authorize

the Directors to do all acts and things necessary to

carry the same into effect, including the making of

any changes to the rules as the directors may

consider necessary or desirable

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROUND ONE CORPORATION

  TICKER:                  N/A                 CUSIP:   J6548T102

  MEETING DATE:      6/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Adopt Reduction of            ISSUER            YES             FOR                  FOR

Liability System for Outside Directors

PROPOSAL #3.1: Appoint a Substitute Corporate Auditor        ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Substitute Corporate Auditor        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ROYAL HOLDINGS CO., LTD.

  TICKER:                  N/A                 CUSIP:   J65500100

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Capital Reserves Reduction                  ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Appoint a Substitute Corporate Auditor           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RPS GROUP PLC

  TICKER:                  N/A                 CUSIP:   G7701P104

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Audited financial         ISSUER            YES             FOR                  FOR

statements of the Company for the FYE 31 DEC 2009 and

 the reports of the Director and Auditors thereon,

and the auditable part of the Director remuneration

PROPOSAL #2: Declare a final dividend for the FYE 31         ISSUER            YES             FOR                  FOR

DEC 2009 of 219p per ordinary share in the capital of

 the Company payable on 27 MAY 2010 to shareholders

on the register at close of business on 16 APR 2010

PROPOSAL #3: Receive and approve the report on                   ISSUER            YES             FOR                  FOR

remuneration for the FYE 31 DEC 2009

PROPOSAL #4: Re-elect Alan Hearne as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Peter Dowen as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-elect John Bennett as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-elect Brook Land as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #8: Re-appoint of BDO LLP as Auditors of the        ISSUER            YES             FOR                  FOR

 Company to hold office from the conclusion of the

meeting until the conclusion of the next AGM of the

Company at which account are laid and that the

Directors be authorised to determine their

PROPOSAL #9: Authorize the Directors under section 80        ISSUER            YES             FOR                  FOR

 of the Companies Act 1985, in accordance with

section 551 of the Companies Act 2006 to exercise all

 the powers of the Company to allot shares in the

Company or to grant right to subscribe for or to

convert any security into shares in the Company up to

 an aggregate nominal amount of GBP2,150,000;

Authority expires 15 months from the date of passing

of this resolution or, if earlier at the conclusion

of the next AGM of the Company ; the Company may

before the expiry of such period make offer of

agreements which would or might requires shares to be

 allotted or rights to subscribe for or to convert

PROPOSAL #S.10: Authorize the Directors subject to            ISSUER            YES             FOR                  FOR

the passing of Resolution 9, in substitution for all

existing authorities under section 95 of the 1985

Act, to allot equity securities  within the meaning

of Section 560 of the Act  of the Company for cash

pursuant to section 570 of the Act, and the authority

 granted by Resolution 9 and to sell ordinary shares

held by the Company as treasury shares for cash

pursuant to Section 573 of the Act as if Section

561(1) of the Act did not apply to such allotment or

sale, provided this powers shall be limited to i) the

 allotment of equity securities or sale of treasury

shares in connection with an offer  whether by way of

 a right issue, open offer or otherwise  of equity

securities, to holders of ordinary shares in the

capital of the Company CONTD.

PROPOSAL #S.11: Authorize the Company to make 1 or            ISSUER            YES             FOR                  FOR

more market purchases of its own shares

PROPOSAL #S.12: Adopt new Articles of Association               ISSUER            YES             FOR                  FOR

PROPOSAL #S.13: Approve the convening of general                ISSUER            YES             FOR                  FOR

meetings on not less than 14 days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RUBICON MINERALS CORP

  TICKER:                  N/A                 CUSIP:   780911103

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to fix the number of Directors         ISSUER            YES             FOR                  FOR

at five

PROPOSAL #2.1: Election of David W. Adamson as a                ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #2.2: Election of David R. Reid as a                     ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #2.3: Election of Chris J. Bradbrook as a            ISSUER            YES         AGAINST           AGAINST

Director of the Company for the ensuing year

PROPOSAL #2.4: Election of Bruce A. Thomas as a                 ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #2.5: Election of Julian Kemp, B.B.A.C.A as         ISSUER            YES             FOR                  FOR

a Director of the Company for the ensuing year

PROPOSAL #3.: Appointment of De Visser Gray LLP as            ISSUER            YES             FOR                  FOR

the Auditors of the Company for the ensuing year and

authorize the Directors to fix their remuneration

PROPOSAL #4.: Approve unallocated entitlements under         ISSUER            YES         AGAINST           AGAINST

the Company's Stock Option Plan for the ensuing 3

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RUBIS SA, PARIS

  TICKER:                  N/A                 CUSIP:   F7937E106

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 Company accounts                    ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the 2009 consolidated accounts           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the allocation of profit and              ISSUER            YES             FOR                  FOR

setting of the dividend

PROPOSAL #4: Approve the dividend payment procedures         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Ratify the appointment by the                          ISSUER            YES         AGAINST           AGAINST

Supervisory Board on 10 MAR 2010 of Monsieur Olivier

Mistral as a member of the Supervisory Board to

replace a deceased member

PROPOSAL #6: Approve the renewal for the year of the         ISSUER            YES             FOR                  FOR

mandate of Monsieur Olivier Heckenroth as a member of

 the Supervisory Board

PROPOSAL #7: Approve the renewal for the year of the         ISSUER            YES             FOR                  FOR

mandate of Monsieur Jean-Claude Dejouhanet as a

member of the Supervisory Board

PROPOSAL #8: Approve the renewal for the year of the         ISSUER            YES             FOR                  FOR

mandate of Monsieur Christian Moretti as a member of

the Supervisory Board

PROPOSAL #9: Approve the renewal for two years of the        ISSUER            YES             FOR                  FOR

 mandate of Monsieur Herve Claquin as a member of the

 Supervisory Board

PROPOSAL #10: Approve the renewal for two years of            ISSUER            YES         AGAINST           AGAINST

the mandate of Monsieur Olivier Mistral as a member

of the Supervisory Board

PROPOSAL #11: Approve the renewal for two years of            ISSUER            YES             FOR                  FOR

the mandate of Monsieur Erik Pointillart as a member

of the Supervisory Board

PROPOSAL #12: Approve the renewal for three years of         ISSUER            YES             FOR                  FOR

the mandate of Monsieur Olivier Dassault as a member

of the Supervisory Board

PROPOSAL #13: Approve the renewal for three years of         ISSUER            YES             FOR                  FOR

the mandate of Monsieur Gilles de Suyrot as a member

of the Supervisory Board

PROPOSAL #14: Appointment of Monsieur Jacques-                    ISSUER            YES         AGAINST           AGAINST

Francois de Chaunac-Lanzac as a new member of the

Supervisory Board

PROPOSAL #15: Appointment of Madame Chantal                        ISSUER            YES         AGAINST           AGAINST

Mazzacurati as a new member of the Supervisory Board

PROPOSAL #16: Approve the renewal of the mandate of          ISSUER            YES             FOR                  FOR

Mazars as the Auditor

PROPOSAL #17: Approve the renewal of the mandate of          ISSUER            YES             FOR                  FOR

SCP Jean-Louis Monnot & Laurent Guibourt as the

PROPOSAL #18: Appointment of Madame Manuela Baudouin-        ISSUER            YES             FOR                  FOR

Revert as an Assistant Auditor

PROPOSAL #19: Appointment of Monsieur Pascal                       ISSUER            YES             FOR                  FOR

Faramarzi as an Assistant Auditor

PROPOSAL #20: Grant authority for a Share Buyback              ISSUER            YES         AGAINST           AGAINST

Programme

PROPOSAL #21: Approve the regulated agreements                    ISSUER            YES             FOR                  FOR

PROPOSAL #22: Grant powers for formalities                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RUENTEX DEVELOPMENT CO LTD

  TICKER:                  N/A                 CUSIP:   Y73659107

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.95 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.6.1: Election of Ruentex Construction &          ISSUER            YES             FOR                  FOR

Engineering Co., Ltd. / Lin, Yi-tsung, ID/shareholder

 No. 24322 as a Supervisor

PROPOSAL #B.6.2: Election of Ruentex Construction &          ISSUER            YES             FOR                  FOR

Engineering Co., Ltd. / Chang, Hsiu-yan,

ID/shareholder No. 24322 as a Supervisor

PROPOSAL #B.7: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RUENTEX INDUSTRIES LIMITED

  TICKER:                  N/A                 CUSIP:   Y7367H107

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations and                 ISSUER             NO              N/A                  N/A

financial statements

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.3 per share

PROPOSAL #B.3: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans, endorsement and guarantee

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Election of two Supervisors                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #B.6: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RURAL ELECTRIFICATION CORP LTD

  TICKER:                  N/A                 CUSIP:   Y73650106

  MEETING DATE:      9/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Amend, pursuant to Section 17[1] [d]          ISSUER            YES             FOR                  FOR

read with Section 192A of the Companies Act, 1956 and

 Companies [Passing of Resolution by Postal Ballot]

Rules, 2001, the Main Objects Clause of the

Memorandum of Association of the Company by inserting

 the new Sub-Clause [10] after existing Sub-Clause

[9] thereof, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RURAL ELECTRIFICATION CORP LTD

  TICKER:                  N/A                 CUSIP:   Y73650106

  MEETING DATE:      9/19/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009 and profit and loss account

for the FYE on that date along with the report of the

 Board of Directors and the Auditors thereon

PROPOSAL #2.: Declare a final dividend for the FY              ISSUER            YES             FOR                  FOR

2008-09

PROPOSAL #3.: Re-appoint Dr. M. Govinda Rao as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri P.R. Balasubramanian as        ISSUER            YES             FOR                  FOR

 a Director, who retires by rotation

PROPOSAL #5.: Appoint Shri Guljit Kapur as a Director        ISSUER            YES             FOR                  FOR

 of the Company with effect from 01 DEC 2008, whose

period of office shall be liable to determination by

retirement of Directors by rotation

PROPOSAL #6.: Authorize the Board of Directors of the        ISSUER            YES         AGAINST           AGAINST

 Company under the provisions of Section 293(1)(d) of

 the Companies Act, 1956 for increasing the total

borrowing limit of the Company from INR 60,000 crore

to INR 75,000 crore for the purpose of the business

of the Company notwithstanding that the moneys to be

borrowed, together with the moneys already borrowed

by the Company [apart from temporary loans obtained

from the Company's bankers in the ordinary course of

business], will exceed the aggregate of the paid-up

capital of the Company and its free reserves

PROPOSAL #7.: Authorize the Board of Directors of the        ISSUER            YES         AGAINST           AGAINST

 Company, under the provisions of Section 293(1) (a)

of the Companies Act, 1956, to mortgage and/or create

 charge on all or any of the immovable and/or movable

 properties of the Company, both present and future,

or the whole or substantially the whole of the

undertaking or undertakings of the Company for

securing loans up to a total amount of INR 75,000

crore for the purpose of the business of the Company

PROPOSAL #S.8: Approve, in terms of Section 31 and            ISSUER            YES             FOR                  FOR

other applicable provisions, if any, of the Companies

 Act, 1956, the substitution of the existing Article

84(2) of the Articles of Association of the Company

as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RURAL ELECTRIFICATION CORP LTD

  TICKER:                  N/A                 CUSIP:   Y73650106

  MEETING DATE:      11/24/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, in accordance with the                   ISSUER            YES             FOR                  FOR

provisions of Section 81(1A) and other applicable

provisions, if any, of the Companies Act, 1956,

[including any statutory modification(s) or re-

enactment thereof, for the time being in force] and

any other applicable laws including the SEBI [Issue

of Capital and Disclosure Requirements] Regulations,

2009 and other applicable SEBI regulations and

guidelines, the provisions of the Listing Agreements

entered into by the Company with the Stock Exchanges

upon which its equity shares are listed, the

provisions of the Memorandum and Articles of

Association of the Company, and subject to receipt of

 approval of the Government of India [GoI],

Securities and Exchange Board of India [SEBI],

Reserve Bank of India [RBI] and all other appropriate

 authorities, and such other approvals, permissions

and sanctions, as may be necessary, including the

approval of any long term lenders and trustees of

Debenture Holders, and subject to such conditions and

 modifications as may be prescribed or imposed by any

 of them while granting such approvals, permissions

and sanctions which may be agreed to by the Board of

Directors of the Company [the 'Board'] or any duly

Constituted Committee of the Board, and subject to

receipt of final decision of the Government of India

with regard to, inter alia, the number and percentage

 of equity shares to be issued and allotted by the

Company [the 'Fresh Issue'] and the number and

percentage of equity shares to be offered and sold by

 the Government of India [the 'Offer for Sale'] and

such other conditions as may be prescribed by the

Government of India, to offer, issue and allot new

equity shares under the Fresh Issue and to include

such number and percentage of equity shares as the

Offer for Sale as may be requested to be undertaken

by the President of India on behalf of the Government

 of India, and the Fresh issue together with the

Offer for Sale in the aggregate shall not exceed 20%

of the pre-issue paid up capital of the Company [the

'Issue'] , to such person or persons, who may or may

not be the shareholders of the Company, as the Board

[or any duly constituted Committee thereof] may at

its sole discretion decide, including eligible

investors [whether residents and/or non-residents

and/or institutions/incorporated bodies and/or

individuals and/or trustees and/or banks or

otherwise, in domestic and/or one or more

international markets] including Non-resident

Indians, Foreign Institutional Investors [FIIs],

Venture Capital Funds, Foreign Venture Capital

Investors, State Industrial Development Corporations,

 Insurance Companies, Provident Funds, Pension Funds,

 Development Financial Institutions, bodies

corporate, companies, private or public or other

entities, authorities and employees by way of an

employee reservation and to such other persons in one

 or more combinations thereof through a public issue

in one or more tranches and including the exercise of

 a green-shoe option, if any, at such price as may be

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RUSSEL METALS INC

  TICKER:                  N/A                 CUSIP:   781903604

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST
  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Alain Benedetti as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Election of James F. Dinning as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of Carl R. Fiora as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Election of Anthony F. Griffiths as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of Brian R. Hedges as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of Alice D. Laberge as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of Lise Lachapelle as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.8: Election of William M. O'Reilly as a          ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #1.9: Election of John W. Robisnson as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Appointment of Deloitte & Touche LLP as         ISSUER            YES             FOR                  FOR

an Auditors of the Company and

PROPOSAL #3: Approve the advisory resolution to                 ISSUER            YES             FOR                  FOR

accept the approach to executive compensation

disclosed in the accompanying information circular

PROPOSAL #4: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RUUKKI GROUP OYJ, ESPOO

  TICKER:                  N/A                 CUSIP:   X0806L103

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of the Chairman and the                     ISSUER             NO              N/A                  N/A

Secretary

PROPOSAL #3: Approval of the agenda                                       ISSUER             NO              N/A                  N/A

PROPOSAL #4: Election of the scrutinizer of the                 ISSUER             NO              N/A                  N/A

minutes and the person to supervise the

PROPOSAL #5: Recording the legality and quorum of the        ISSUER             NO              N/A                  N/A

 meeting

PROPOSAL #6: Adoption of the list of votes                           ISSUER             NO              N/A                  N/A

PROPOSAL #7: Review by the CEO                                                ISSUER             NO              N/A                  N/A

PROPOSAL #8: Presentation of the financial statements        ISSUER             NO              N/A                  N/A

 for the year 2009 and the report of the Board of

Directors

PROPOSAL #9: Presentation of the Auditor's report               ISSUER             NO              N/A                  N/A

PROPOSAL #10: Adopt the financial statements and the         ISSUER            YES             FOR                  FOR

Group financial statements

PROPOSAL #11: Approve not to pay a dividend                         ISSUER            YES             FOR                  FOR

PROPOSAL #12: Grant discharge to the Members of the          ISSUER            YES             FOR                  FOR

Board of Directors and the Chief Executive Officer

from liability

PROPOSAL #13: Approve the remuneration of the Members        ISSUER            YES         AGAINST           AGAINST

 of the Board of Directors and of the Auditor

PROPOSAL #14: Approve the number of Members of the            ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #15: PLEASE NOTE THAT THIS IS A                              ISSUER            YES             FOR               AGAINST

SHAREHOLDERS' PROPOSAL: re-elect J. Manojlovic, M.

Kankaala and T. McConachie and election of P. Baum,

P. Everard and C. Pointon and B. Rourke as new Members

PROPOSAL #16: Election of an Auditor                                     ISSUER            YES             FOR                  FOR

PROPOSAL #17: Amend Article 8 of the Articles of                ISSUER            YES             FOR                  FOR

Association

PROPOSAL #18: Approve to pay a return of capital of          ISSUER            YES             FOR                  FOR

EUR 0.04 per share

PROPOSAL #19: Approve to decide on a directed free            ISSUER            YES         AGAINST           AGAINST

share issue to Board Members

PROPOSAL #20: Authorize the Board to decide on share         ISSUER            YES             FOR                  FOR

issue and to grant other special rights

PROPOSAL #21: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

decide on the acquiring of own shares

PROPOSAL #22: Closing of the Meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RYOBI LIMITED

  TICKER:                  N/A                 CUSIP:   J65629164

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RYODEN TRADING COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J65715120

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Allow Use of                       ISSUER            YES             FOR                  FOR

Electronic Systems for Public Notifications, Expand

Business Lines, Adopt Reduction of Liability System

for Outside Directors, Adopt Reduction of Liability

System for Outside Auditors

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

PROPOSAL #6: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Directors and Corporate Auditors

PROPOSAL #7: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RYOSAN COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J65758112

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RYOSHOKU LIMITED

  TICKER:                  N/A                 CUSIP:   J6577M101

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Change Fiscal Year            ISSUER            YES             FOR                  FOR

End to March 31st, Change Record Date for Mid

Dividends to End of Sep.

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Appoint Accounting Auditors                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RYOYO ELECTRO CORPORATION

  TICKER:                  N/A                 CUSIP:   J65801102

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Expand Business Lines        ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  S&T DAEWOO CO LTD

  TICKER:                  N/A                 CUSIP:   Y1915T150

  MEETING DATE:      2/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the remuneration for the Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Approve the remuneration for the Auditor        ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the grant of stock option                    ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the grant of stock option for            ISSUER            YES             FOR                  FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  S&T DYNAMICS CO LTD, CHANGWON

  TICKER:                  N/A                 CUSIP:   Y81610100

  MEETING DATE:      2/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Elect Cheonhak Ahn as a Director                     ISSUER            YES             FOR                  FOR

(External)

PROPOSAL #3: Approve the remuneration for the Director      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the remuneration for the Auditor        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  S. KUMARS NATIONWIDE LTD

  TICKER:                  N/A                 CUSIP:   Y8066R115

  MEETING DATE:      9/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009 and the audited profit and

loss account for the YE as on that date together with

 the reports of the Auditors and the Directors thereon

PROPOSAL #2.: Re-appoint Smt. Jyoti N. Kasliwal as a         ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #3.: Re-appoint Col. Suresh K. Raje as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri Vijay G. Kalantri as a         ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Appoint the Auditors and approve to fix        ISSUER            YES             FOR                  FOR

 their remuneration

PROPOSAL #S.6: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company, pursuant to Section 163 and all other

applicable provisions of the Companies Act, 1956, for

 keeping all types of registers as required under the

 Companies Act, 1956 and any other Act, along with

books of accounts of the Company and copies of

returns prepared under Section 159 and 160 of the

Companies Act, 1956 and also the copies of

certificates and documents which are required to be

annexed thereto, at the Corporate Office of the

Company situated at Sr. No 90/H No 5, Inga Complex,

Mahakali Caves Road, Andheri [East], Mumbai-400093,

instead of keeping it at the Company's registered

office at Avadh, Shree Ram Mills Premises, G.K. Marg,

 Worli, Mumbai-400018; and authorize Shri Nimesh S.

Shah, Company Secretary of the Company, to intimate

the concerned registrar of the Companies and do any

other act or thing which is necessary in this regard

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  S.T.CORPORATION

  TICKER:                  N/A                 CUSIP:   J76723105

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Option Plan

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SA D'IETEREN NV, BRUXELLES

  TICKER:                  N/A                 CUSIP:   B49343138

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Directors and the Auditors reports on         ISSUER             NO              N/A                  N/A

the annual and consolidated accounts for fiscal year

2009, consolidated accounts for the FY 2009

PROPOSAL #O.2: Approve the annual accounts and the            ISSUER             NO              N/A                  N/A

appropriation of the result as at DEC 31 2009

PROPOSAL #O.3.1: Grant discharge to the Directors               ISSUER             NO              N/A                  N/A

PROPOSAL #O.3.2: Grant discharge to the Statutory              ISSUER             NO              N/A                  N/A

Auditor

PROPOSAL #O.4.1: Approve to bring the number of                 ISSUER             NO              N/A                  N/A

Directors from 12 to 13

PROPOSAL #O.4.2: Appointment of Mr. Axel Miller as an        ISSUER             NO              N/A                  N/A

 Independent Director in the meaning of Article 526

TER of the Company code and of the Company's charter

of corporate governance for a period of 4 years

PROPOSAL #O.4.3: Approve to recognize the quality of         ISSUER             NO              N/A                  N/A

the Independent Director in the meaning of Article

526 TER of the Company code and of the Company's

charter of corporate governance to Mr. Gilbert Van

Marcke De Lummen, Director

PROPOSAL #O.4.4: Approve to renew the Directorship of        ISSUER             NO              N/A                  N/A

 Baron D'ieteren for a period of 4 years expiring

PROPOSAL #O.4.5: Approve to renew the Directorship of        ISSUER             NO              N/A                  N/A

 S.A. Societe De Participation ET DE Gestion, as

represented by Mr. Michelalle, for a period of 4 years

PROPOSAL #O.4.6: Approve to renew the Directorship of        ISSUER             NO              N/A                  N/A

 SCA Nayarit participations, as represented by Mr.

Etienne Heilporn, for a period of 4 years expiring

PROPOSAL #O.4.7: Approve to renew the Directorship of        ISSUER             NO              N/A                  N/A

 Mr. Pascal Minne for a period of 4 years

PROPOSAL #O.4.8: Approve to renew the Directorship of        ISSUER             NO              N/A                  N/A

 Mr. Christian Varin for a period of 4 years

PROPOSAL #O.5.1: Approve and if necessary ratify                ISSUER             NO              N/A                  N/A

clauses conferring the right to obtain the early

redemption of the bonds or the early re-payment of

the credits, prior to maturity, upon a change of

control of the Company to the holders of the bonds

issued by the Company on 23 DEC 2009 for an amount of

 150.000.000 euros and with a five-year maturity

PROPOSAL #O.5.2: Approve and if necessary ratify                ISSUER             NO              N/A                  N/A

clauses conferring the right to obtain the early

redemption of the bonds or the early re-payment of

the credits, prior to maturity, upon a change of

control of the Company to the credit institutions

having concluded with the Company credit agreements

for maximum Eur 100 million per credit institution

and with initial maturities not exceeding 6 years

PROPOSAL #E.1: Acknowledgement and discussion of the         ISSUER             NO              N/A                  N/A

merger proposal

PROPOSAL #E.2: Approve the merger proposal                           ISSUER             NO              N/A                  N/A

PROPOSAL #E.3: Approve the absorption by S.A.                     ISSUER             NO              N/A                  N/A

D'ieteren N.V of S.A. Immonin by way of a transaction

 assimilated to a merger by absorption, in the

meaning of Article 676, 1 of the Company code and

under the conditions set up in the merger proposal

PROPOSAL #E.4: Approve the delegation of special                ISSUER             NO              N/A                  N/A

powers, including those necessary to fulfill the

formalities with the register of legal persons

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAAB AB, LINKOPING

  TICKER:                  N/A                 CUSIP:   W72838118

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of Marcus Wallenberg as the              ISSUER            YES             FOR                  FOR

Chairman for the meeting

PROPOSAL #2: Approve the voting list                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of persons to verify the Minutes      ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the motion as to whether the              ISSUER            YES             FOR                  FOR

meeting has been duly convened

PROPOSAL #6: Presentation of the annual report and            ISSUER             NO              N/A                  N/A

the Auditors' report, the consolidated annual report

and the consolidated Auditors' report

PROPOSAL #7: Approve the address by the President               ISSUER            YES             FOR                  FOR

PROPOSAL #8.a: Approve the Parent Company's income            ISSUER            YES             FOR                  FOR

statement and balance sheet, and the consolidated

income statement and balance sheet

PROPOSAL #8.b: Approve the allocations according to          ISSUER            YES             FOR                  FOR

the approved balance sheet and record day for

dividend; the Board proposes a dividend of SEK 2.25

per share and that the record day should be Tuesday,

20 APR 2010; based on this date, Euroclear Sweden is

expected to send out the dividend on Friday, 23 APR

2010

PROPOSAL #8.c: Grant discharge from liability for the        ISSUER            YES             FOR                  FOR

 Members of the Board and the President

PROPOSAL #9: Approve the ten Board Members and no              ISSUER            YES             FOR                  FOR

Deputy Board Members

PROPOSAL #10: Approve the fees for the Board and the         ISSUER            YES             FOR                  FOR

Auditors; unchanged Board fees as follows: SEK

1,100,000 to the Chairman, and SEK 425,000 to each of

 the other Board Members elected by the AGM and not

employed by the Company, and compensation for

committee work as follows: SEK 150,000 to the

Chairman of the audit committee, and SEK 100,000 to

each of the other committee Members, elected by the

AGM, and SEK 135,000 to the Chairman 4 (12) of the

remuneration committee and SEK 80,000 to each of the

other committee Members; George Rose does not receive

 a fee; Auditors' fees to be paid according to

PROPOSAL #11: Re-election of Erik Belfrage, Sten                ISSUER            YES             FOR                  FOR

Jakobsson, George Rose, Per-Arne Sandstrom, Ake

Svensson, Lena Treschow Torell and Marcus Wallenberg;

 the Board Members Lennart Johansson, Peter Nygards

and Michael J. O'Callaghan have declined re-election;

 new election of Joakim Westh, Cecilia Stego Chilo

and Johan Forssell; information about proposed Board

Members is to be found on the Company's website

PROPOSAL #12: Amend paragraph 12, first Section of            ISSUER            YES             FOR                  FOR

the Articles of Association as specified

PROPOSAL #13: Approve the guidelines for the                       ISSUER            YES             FOR                  FOR

remuneration and other terms of employment for

Executives; Group Management and Executive Managers

comprise the President and Chief Executive Officer

and other Members of the Group Management; the

Members of this group are identified on the Company's

 website; Saab shall offer market terms, enabling the

 Company to recruit and retain Executive Managers; to

 the extent possible, remuneration structures shall

be characterized by predictability with respect to

both the cost for the Company and the benefit for the

 employee and be based on factors such as position,

as specified; Cash remuneration shall consist of

fixed and variable salary; the fixed salary shall be

reviewed annually as per 1 JAN for the entire Group

Management, CONTD

PROPOSAL #14: Approve the long-term incentive                     ISSUER            YES             FOR                  FOR

programs: (a) Share Matching Plan 2010 (b)

Performance Share Plan 2010; the Board of Directors

find it essential and in all shareholders interest

that employees in the group have a long-term interest

 of a good value development of the share in the

Company and therefore proposes the AGM in view of

this the below long-term incentive programs for

employees: (a) Share Matching Plan 2010 and (b)

Performance Share Plan 2010; the purpose of the long-

term incentive programs is to stimulate employees to

continued loyalty and continued good performance; to

participate in the program it is required that the

employee invests own money; it is further the Board

of Directors view that the incentive programs

increase the group's attractiveness as an CONTD

PROPOSAL #15.a: Authorize the Board, until the next          ISSUER            YES             FOR                  FOR

AGM, to make decisions both acquisition of the

Company's own shares of share Class B on NASDAQ OMX

Stockholm, and, on the transfer of shares on stock

exchange or in other way than on stock exchange

bestowing the right to decide on deviations from the

shareholders' preferential rights and that payment be

 possible in other than monetary form; repurchase

shall be permitted whereby the Company's own holding

amounts to at most one tenth of all shares in the

PROPOSAL #15.b: Approve the transfer of the Company's        ISSUER            YES             FOR                  FOR

 shares, in the maximum number of 840,000, to the

employees in accordance with the longterm Share

Matching Plan 2010; further the Company shall have

the right to, prior to the next AGM, on the stock

exchange, transfer no more than 188,000 shares of

series B, out of the holding of 840,000 shares, in

order to cover certain payment, mainly social

security payment

PROPOSAL #15.c: Approve the transfer of the Company's        ISSUER            YES             FOR                  FOR

 shares, in the maximum number of 500,000, to the

employees in accordance with the long-term

Performance Share Plan 2010; further the Company

shall have the right to, prior to the next AGM, on

stock exchange, transfer no more than 112,000 shares

of series B, out of the holding of 500,000 shares, in

 order to cover certain payment, mainly social

PROPOSAL #15.d: Approve that the Company shall have          ISSUER            YES             FOR                  FOR

the right to as a result of the Company Share

Matching Plan 2007, 2008 and 2009, and for

Performance Share Plan 2008 and 2009; the Board also

proposes that the Company shall have the right to as

a result of the Company's Share Matching Plan 2007,

2008 and 2009, and the Performance Share Plan 2008

and 2009, prior to the next AGM, on stock exchange,

transfer no more than 850,000 shares of series B, out

 of the holding of 3,631,434 shares, in order to

cover certain payment, mainly social security payment

PROPOSAL #15.e: Approve the Equity swap agreement              ISSUER            YES         AGAINST           AGAINST

with a third party; in the event that the required

majority is not reached under item 15 (b) and/or 15

(c) above, the financial exposure of Share Matching

Plan 2010 and Performance Share Plan 2010 shall be

hedged by the Company being able to enter into an

equity swap agreement with a third party, under which

 the third party shall, in its own name, acquire and

transfer shares in the Company to employees covered

by the plans; the cost for the swap is found in the

complete proposal

PROPOSAL #16: Approve, that the nomination committee         ISSUER            YES             FOR                  FOR

submit the following proposals: 1) that the Company

appoints a nomination committee consisting of one

representative for each of the four shareholders or

group of shareholders with the largest number of

votes according to Section 2 below, which desires to

appoint a representative, in addition to the

Chairman; if any shareholder wishes to abstain from

exercising his right to appoint a representative, the

 shareholder who thereby becomes the shareholder with

 the largest number of votes shall appoint a

representative; the names of the four owner

representatives and the names of the shareholders

they represent shall be made public no later than six

 months before the AGM of 2011; CONTD

PROPOSAL #17: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAFILO GROUP SPA, VICENZA

  TICKER:                  N/A                 CUSIP:   T7890K102

  MEETING DATE:      12/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the New Corporate By-laws                      ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Approve a share capital increase,                 ISSUER             NO              N/A                  N/A

against payment, for a total amount of EUR

12,842,735.40 [inclusive of share premium], reserved

to HAL Holding N.V., and with exclusion of the option

 right according to Article 2441, Comma 4 2nd Part,

Italian Civil Code, through the issue of 28,539,412

ordinary shares, at a price of EUR 0.45; the reserved

 increase must be carried out by 31 DEC 2010;

consequent resolutions and a share capital increase

against payment, for a total amount of maximum EUR

250,041,754 [inclusive of share premium], on a

separable basis, to be offered in option to all the

shareholders, according to Article 2441, Comma 1,

Italian Civil Code, through the issue of 822,505,770

ordinary shares, at a subscription price per share of

 EUR 0.304, of which EUR 0.25 nominal value and 0.054

 as share premium, whose characteristics are

identical to those of the outstanding shares at the

time of their issue; the share capital increase must

be carried out by 31 DEC 2010; consequent resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAFILO GROUP SPA, VICENZA

  TICKER:                  N/A                 CUSIP:   T7890K102

  MEETING DATE:      3/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: PLEASE NOTE THAT THIS IS A SHAREHOLDER         ISSUER             NO              N/A                  N/A

PROPOSAL:Appointment of Messrs. Melchert Frans Groot,

 Jeffrey A Cole, Marco Jesi, Eugenio Razelli,

Giovanni ciserani, Roberto Vedovotto, Robert P. Van

Heeren as a Board of Director

PROPOSAL #2: PLEASE NOTE THAT THIS IS A SHAREHOLDER          ISSUER             NO              N/A                  N/A

PROPOSAL: Appointment of Messrs. Massimiliano

Tabacchi, Vittorio Tabacchi and Carlalberto

Corneliani as a the Board of Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAFILO GROUP SPA, VICENZA

  TICKER:                  N/A                 CUSIP:   T7890K102

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements as at        ISSUER             NO              N/A                  N/A

 31 DEC 2010; presentation of the consolidated

balance sheet as at 31 DEC 2010; report of the

Directors, the Board of Statutory Auditors and the

Auditing Company; inherent and consequent resolutions

PROPOSAL #O.2: Amend the meetings regulations                      ISSUER             NO              N/A                  N/A

PROPOSAL #E.1: Approve the reverse stock split for            ISSUER             NO              N/A                  N/A

the Safilo Group SPA shares, amendments to the

Article No 5 of the Company By-laws; inherent and

consequent resolutions

PROPOSAL #E.2: Amend the Articles 5,14,15,17,21,22,24        ISSUER             NO              N/A                  N/A

 and 29 of the Company Bylaws; inherent and

consequent resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAFT GROUPE, BAGNOLET

  TICKER:                  N/A                 CUSIP:   F7758P107

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the annual financial                        ISSUER            YES             FOR                  FOR

statements for the FYE on 31 DEC 2009 and allocation

of income for the FY

PROPOSAL #O.2: Approve the consolidated  financial            ISSUER            YES             FOR                  FOR

statements for the FYE on 31 DEC 2009

PROPOSAL #O.3: Approve the regulated Agreements                 ISSUER            YES         AGAINST           AGAINST

pursuant to Article L.225-86 of the Commercial Code

PROPOSAL #O.4: Approve the distribution of a dividend        ISSUER            YES             FOR                  FOR

 of EUR 0.68 per share

PROPOSAL #O.5: Approve the option offered to the                ISSUER            YES             FOR                  FOR

shareholders for payment of the dividend in shares

PROPOSAL #O.6: Authorize the Executive Board to                 ISSUER            YES             FOR                  FOR

proceed with transactions on the Company's shares as

part of a liquidity contract

PROPOSAL #O.7: Authorize the Executive Board to                 ISSUER            YES             FOR                  FOR

proceed with transactions on the Company's shares

PROPOSAL #O.8: Approve to determine the annual amount        ISSUER            YES             FOR                  FOR

 of attendance allowances for the FY 2010 allocated

to the members of the Supervisory Board

PROPOSAL #E.9: Approve the delegation of authority to        ISSUER            YES             FOR                  FOR

 be granted to the Executive Board to grant options

to subscribe for shares in favor of members of the

salaried staff and corporate officers

PROPOSAL #E.10: Approve the delegation of authority          ISSUER            YES             FOR                  FOR

to be granted to the Executive Board to decide on

issuing shares and/or securities giving access

immediately or in the future to the capital of the

Company with preferential subscription rights

PROPOSAL #E.11: Approve the delegation of authority          ISSUER            YES             FOR                  FOR

to be granted to the Executive Board to decide on

issuing shares and/or securities giving access

immediately or in the future to the capital of the

Company with cancellation of preferential

subscription rights and ability to confer a priority

PROPOSAL #E.12: Approve the delegation of authority          ISSUER            YES             FOR                  FOR

to be granted to the Executive Board to decide on an

increase of capital of the Company by issuing without

 preferential subscription rights, shares or

securities giving access to the capital by way of

private investment referred to in Article L.411-2, II

 of the Monetary and Financial Code

PROPOSAL #E.13: Approve the overall limitation of the        ISSUER            YES             FOR                  FOR

 authorizations

PROPOSAL #E.14: Authorize the Executive Board to                ISSUER            YES             FOR                  FOR

carry out a share capital increase by issuing shares

reserved for members of a company savings plan

established in accordance with Articles L.3332-18 et

seq. of the Code of Labor, with cancellation of

preferential subscription rights in favor of the

PROPOSAL #E.15: Authorize the Executive Board to                ISSUER            YES             FOR                  FOR

reduce the capital of the Company pursuant to the

provisions in Article L.225-209 of the Commercial

Code, subject to the adoption of the 7th resolution

authorize the Executive Board to proceed with

transactions on the Company's shares

PROPOSAL #E.16: Amend the Article 18.3 of the                     ISSUER            YES         AGAINST           AGAINST

Statutes of the Company to allow the progressive

renewal of the members of the Supervisory Board

PROPOSAL #E.17: Amend the Article 22.14 of the                   ISSUER            YES             FOR                  FOR

Statutes of the Company to allow remote voting by

electronic means for the General Meetings

PROPOSAL #O.18: Powers for the formalities                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAHAVIRIYA STL INDS PUB LTD

  TICKER:                  N/A                 CUSIP:   Y7441E146

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to certify the 20th AGM                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve to certify the Company's annual         ISSUER            YES             FOR                  FOR

report and the Board of Directors' report for 2009

PROPOSAL #3: Approve the balance sheets and profit            ISSUER            YES             FOR                  FOR

and loss statements for the FYE 31 DEC 2009

PROPOSAL #4: Approve the allocation of 2009 profit             ISSUER            YES             FOR                  FOR

PROPOSAL #5: Appointment of the Directors replacing          ISSUER            YES             FOR                  FOR

those retire by expiration of term

PROPOSAL #6: Appointment of new Directors                             ISSUER            YES             FOR                  FOR

PROPOSAL #7: Acknowledge the Directors' remuneration         ISSUER            YES             FOR                  FOR

PROPOSAL #8: Appointment of the Auditors and the                ISSUER            YES             FOR                  FOR

audit fee

PROPOSAL #9: Other business  if any                                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAI GLOBAL LTD

  TICKER:                  N/A                 CUSIP:   Q8227J100

  MEETING DATE:      10/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the Company's remuneration report        ISSUER            YES             FOR                  FOR

 for the FYE 30 JUN 2009 as specified

PROPOSAL #2.: Re-elect Ms. Anna Buduls as a Non-                ISSUER            YES             FOR                  FOR

Executive Director of the Company, who retires by

rotation in accordance with the Company's Constitution

PROPOSAL #3.: Re-elect Mr. Robert Wright as a Non-             ISSUER            YES             FOR                  FOR

Executive Director of the Company, who retires by

rotation in accordance with the Company's Constitution

PROPOSAL #4.: Approve that, for all purposes                       ISSUER            YES             FOR                  FOR

including for the purpose of Listing Rule 10.14, the

grant of performance share rights and options to

acquire shares in SAI to Mr. Anthony Scotton, under

the Plan as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAIBU GAS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J66231101

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Adopt Reduction of            ISSUER            YES             FOR                  FOR

Liability System for Outside Directors

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAIZERIYA CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J6640M104

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Approve Minor                     ISSUER            YES         AGAINST           AGAINST

Revisions Related to Dematerialization of Shares and

the other Updated Laws and Regulations, Allow Board

to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint Accounting Auditors                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Directors

PROPOSAL #6: Amend the Compensation to be Received by        ISSUER            YES             FOR                  FOR

 Directors, Authorize Use of Stock Option Plan for

Directors

PROPOSAL #7: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Options

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAKAI CHEMICAL INDUSTRY CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J66489121

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Adopt Reduction of            ISSUER            YES             FOR                  FOR

Liability System for Outside Directors, Adopt

Reduction of Liability System for Outside Auditors

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Corporate Auditors

PROPOSAL #6: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAKATA SEED CORPORATION

  TICKER:                  N/A                 CUSIP:   J66704107

  MEETING DATE:      8/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Approve Minor                     ISSUER            YES             FOR                  FOR

Revisions Related to Dematerialization of Shares and

the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Substitute Corporate Auditor           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SALAMANDER ENERGY PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G7779L100

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Directors' annual         ISSUER            YES         AGAINST           AGAINST

report and accounts and the Auditors' report thereon

for the YE 31 DEC 2009

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3: Re-appoint Delloitte LLP as the Auditors        ISSUER            YES         AGAINST           AGAINST

 of the Company to hold office until the conclusion

of the next AGM of the Company

PROPOSAL #4: Approve the Auditors' remuneration be            ISSUER            YES         AGAINST           AGAINST

such sum as shall be mutually agreed between them and

 the Directors of the Company

PROPOSAL #5: Re-elect Mr. Charles Jamieson as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

Article 116 of the current Article of Association

PROPOSAL #6: Re-elect Mr. Michael Pavia asa Director,        ISSUER            YES         AGAINST           AGAINST

 who retires by rotation in accordance with Article

116 of the current Article of Association

PROPOSAL #7: Re-elect Mr. James Coleman as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

Article 116 of the current Article of Association

PROPOSAL #8: Re-elect Mr. James Menzies as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #9: Re-elect Mr. Nicholas Cooper as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #10: Re-elect Mr. Michael Buck as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #11: Re-elect Mr. Struan Robertson as a                ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #12: Re-elect Mr. John Crowle as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #13: Re-elect Mr. Robert Cathery as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #14: Authorize the Company, and any Company         ISSUER            YES             FOR                  FOR

which is or become a subsidiary of the Company during

 the period to which this resolution relates (a) make

 donations to political parties and independent

election candidates; (b) make donations to political

organizations other than political parties; and (c)

incur political expenditure, during the period

commencing on the date of this resolution and ending

on the date of the Company's next AGM, provided that

in each case any such donations and expenditure shall

 not exceed in aggregate GBP 50,000

PROPOSAL #15: Authorize the Directors, in                            ISSUER            YES             FOR                  FOR

substitution for all existing authorities, in

accordance with Section 551 of the Companies Act 2006

 to: (a) allot shares as defined in Section 540 of

the Companies Act 2006  in the Company or grant

rights to subscribe for or to convert any security

into shares in the Company up to an aggregate nominal

 amount of BGP5,119,139; and (b) allot equity

securities  as defined in Section 560 of the

Companies Act 2006  up to an aggregate nominal amount

 of GBP10,238,279 such amount to be reduced by the

aggregate nominal amount of shares allotted or rights

 to subscribe for or convert any security into shares

PROPOSAL #S.16: Approve the Directors, in                            ISSUER            YES             FOR                  FOR

substitution for all existing powers and subject to

the passing of Resolution 15, pursuant to Section 570

 of the Companies Act 2006 to allot equity securities

  as defined in Section 560 of the Companies Act 2006

  for cash pursuant to the authority granted by

resolution 15 and/or where the allotment constitutes

an allotment of securities by virtue of Section

560(3) of the Companies Act 2006, in each case free

of the restriction in Section 561 of the Companies

Act 2006, such power to be limited: (a) to the

allotment of equity securities in connection with an

offer of equity securities  but in the case of an

allotment pursuant to the authority granted by

paragraph(b) of resolution 15, CONTD..

PROPOSAL #S.17: Adopt, with effect from the                        ISSUER            YES             FOR                  FOR

conclusion of AGM the Article of Association as

specified as the new Articles of Association of the

Company in substitution for, and to the exclusion of,

 the existing Articles of Association

PROPOSAL #S.18: Approve, that a general meeting other        ISSUER            YES             FOR                  FOR

 than an AGM may be called on not less than 14 clear

days notice

PROPOSAL #S.19: Approve the proposed amendments to            ISSUER            YES             FOR                  FOR

the rules of the Salmandor Energy Performance Share

Plan 2006 to increase the individual limit as as

specified, and authorize the Board to adopt the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAMART CORPORATION PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y7466V148

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the minutes of the AGM of                   ISSUER            YES             FOR                  FOR

shareholders 2009

PROPOSAL #2: Approve the Company's 2009 operating              ISSUER            YES             FOR                  FOR

results and the annual report

PROPOSAL #3: Approve the Company's financial                       ISSUER            YES             FOR                  FOR

statements for 2009

PROPOSAL #4: Approve the appropriation of legal                 ISSUER            YES             FOR                  FOR

reserve and dividend payment for the 2009

PROPOSAL #5: Elect the Company's Directors and Audit         ISSUER            YES             FOR                  FOR

Committee members to replace those

PROPOSAL #6: Approve the appointment of a new                     ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #7: Appoint the Company's Auditor for 2010          ISSUER            YES             FOR                  FOR

and approve to fix their remuneration

PROPOSAL #8: Other matter  if any                                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAMCHULLY CO LTD

  TICKER:                  N/A                 CUSIP:   Y7467M105

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 44th balance sheet, income          ISSUER            YES             FOR                  FOR

statement and proposed disposition of retained earning

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Manjung Sin, Chanho Ha and          ISSUER            YES             FOR                  FOR

Jaegwan Yoo as the Internal Directors

PROPOSAL #4: Election of Inho Kim and Kyulho Gwak as         ISSUER            YES             FOR                  FOR

the External Directors

PROPOSAL #5: Election of Inho Kim and Kyulho Gwak as         ISSUER            YES             FOR                  FOR

the Members of the Audit Committee,

PROPOSAL #6: Approve the remuneration limit for the          ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAMLING GLOBAL LTD

  TICKER:                  N/A                 CUSIP:   G7782K107

  MEETING DATE:      11/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements of the Company and the reports of the

Directors and the Auditors thereon, for the YE 30 JUN

PROPOSAL #2.: Declare a final dividend for the YE 30         ISSUER            YES             FOR                  FOR

JUN 2009

PROPOSAL #3.I.A: Re-elect Mr. Chan Hua Eng as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.I.B: Re-elect Mr. Fung Ka Pun as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.II: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

fix the Directors' remuneration

PROPOSAL #4.: Re-appoint Messrs KPMG as the Auditors         ISSUER            YES             FOR                  FOR

of the Company and authorize the Directors to fix

their remuneration

PROPOSAL #5.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 to allot, issue and otherwise deal with additional

ordinary shares of the Company [Shares] or securities

 convertible into Shares, or options, warrants or

similar rights to subscribe for shares or such

convertible securities, and to make or grant offers,

agreements and options [including bonds, warrants,

debentures and other securities convertible into

Shares]; during and after the relevant period, not

exceeding 20% of the aggregate nominal amount of the

issued share capital of the Company otherwise than

pursuant to i] rights issue; ii] the exercise of

rights of subscription or conversion under the terms

of any warrants issued by the Company or any

securities which are convertible into shares; iii]

the exercise of any option granted under any option

scheme or similar arrangement for the time being

adopted for the grant or issue to officers and/or

employees of the Company and/or any of its

subsidiaries of shares or right to acquire shares; or

 iv] any scrip dividend or similar arrangement

providing for the allotment of shares in lieu of the

whole or part of a dividend on the shares in

accordance with the Bye-Laws of the Company from time

 to time; [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required by Law or the Bye-Laws of

PROPOSAL #6.: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

[Directors], during the Relevant Period [as

specified] to repurchase ordinary shares of the

Company [Shares] on The Stock Exchange of Hong Kong

Limited or on any other Stock Exchange on which the

Shares may be listed and recognized by the Securities

 and Futures Commission and The Stock Exchange of

Hong Kong Limited for this purpose and subject to and

 in accordance with all applicable laws and the

requirements of the Rules Governing the Listing of

Securities on The Stock Exchange of Hong Kong Limited

 or of any other Stock Exchange as amended from time

to time, the aggregate nominal amount of Shares which

 may be repurchased pursuant to the approval of this

resolution does not exceed 10% of the aggregate

nominal amount of the ordinary share capital of the

Company in issue as at the date of passing of this

resolution and the said approval shall be limited

accordingly [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required by Law or the Bye-Laws of

PROPOSAL #7.: Approve, subject to the passing of                ISSUER            YES         AGAINST           AGAINST

Resolutions 5 and 6, to grant the general mandate to

the Directors of the Company [Directors] to allot,

issue and otherwise deal with ordinary shares of the

Company pursuant to the Resolution 5 to extend by the

 addition to the aggregate nominal amount of the

ordinary share capital of the Company which may be

allotted by the Directors pursuant to such general

mandate, an amount representing the aggregate nominal

 amount of the ordinary share capital of the Company

repurchased by the Company under the authority

granted pursuant to the Resolution 6, provided that

such amount does not exceed 10% of the aggregate

nominal amount of the ordinary share capital of the

Company in issue as at the date of passing of this

PROPOSAL #S.8: Amend the Bye-Laws 2, 59, 86 of the            ISSUER            YES         AGAINST           AGAINST

Company as specified; adopt the Bye-Laws

consolidating all of the proposed amendments produced

 to the meeting as the New Bye-Laws of the Company in

 substitution for and to the exclusion of all the

existing Bye-Laws of the Company with immediate

effect; and authorize the Directors of the Company to

 do all such acts, deeds and things and sign all such

 documents as they shall, in their absolute, deem fit

 in order to effect and complete any of the foregoing

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAMPO CORP

  TICKER:                  N/A                 CUSIP:   Y74706105

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of merger with its                       ISSUER             NO              N/A                  N/A

subsidiary, Yuan Pao Investment Co Ltd

PROPOSAL #A.4: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit of year 2009

PROPOSAL #B.3: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.5: Approve the establishment to the rules        ISSUER            YES             FOR                  FOR

 of the authority of the Supervisors

PROPOSAL #B.6: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on directors from participation in

competitive business

PROPOSAL #B.7: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of incorporation

PROPOSAL #B.8: Approve the proposal of capital                   ISSUER            YES             FOR                  FOR

reduction to offset deficit

PROPOSAL #B.9: Other discussions                                            ISSUER            YES         AGAINST           AGAINST

PROPOSAL #B.10: Extraordinary motions                                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAMYANG CORPORATION, SEOUL

  TICKER:                  N/A                 CUSIP:   Y74987119

  MEETING DATE:      3/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Amend the Articles of Incorporation               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.: Elect one Outside Directors                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Elect one Auditors                                            ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #6.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Auditors

PROPOSAL #7.: Amend (abolishing) the Retirement                 ISSUER            YES             FOR                  FOR

Benefit Plan for the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAMYOUNG ELECTRONICS CO LTD, SONGNAM

  TICKER:                  N/A                 CUSIP:   Y74992101

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the 42nd Balance Sheet, Income         ISSUER            YES             FOR                  FOR

Statement and the proposed disposition of retained

earnings

PROPOSAL #2.: Election of Baeklim Lee as the Director        ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the limit of remuneration of            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #4.: Approve the limit of remuneration of            ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAN SHING FASTECH CORP

  TICKER:                  N/A                 CUSIP:   Y75115108

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.96 per share

PROPOSAL #2.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of incorporation

PROPOSAL #2.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #2.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #3: Other issues and extraordinary motions           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAN YANG INDUSTRIAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y7525U107

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution           ISSUER            YES             FOR                  FOR

PROPOSAL #B.3: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAN-A CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J6694V109

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SANDEN CORPORATION

  TICKER:                  N/A                 CUSIP:   J67091108

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SANGETSU CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J67177105

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SANKEN ELECTRIC CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J67392134

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Capital Reserves Reduction, and         ISSUER            YES             FOR                  FOR

Approve Appropriation of Profits

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SANKI ENGINEERING CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J67435107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SANKYO SEIKO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J67994103

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Substitute Corporate Auditor        ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Substitute Corporate Auditor        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SANKYO-TATEYAMA HOLDINGS,INC.

  TICKER:                  N/A                 CUSIP:   J68005107

  MEETING DATE:      8/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                     ISSUER            YES             FOR                  FOR

Revisions Related to Dematerialization of Shares and

the other Updated Laws and Regulations, Allow Use of

Electronic Systems for Public Notifications,

Establish Articles Related to Classes A, B, C, and D

 Shares and Class Shareholders Meetings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Appoint a Substitute Corporate Auditor           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SANKYU INC.

  TICKER:                  N/A                 CUSIP:   J68037100

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Expand Business Lines        ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SANRIO COMPANY,LTD.

  TICKER:                  N/A                 CUSIP:   J68209105

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Capital Reduction                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Capital Reserves Reduction                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SANSIN ELECTRONICS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J68381110

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SANTOS BRASIL PARTICIPACOES S  A

  TICKER:                  N/A                 CUSIP:   P8338G111

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to decide concerning the                     ISSUER            YES             FOR                  FOR

increase in the maximum number of Members of the

Board of Directors and their respective alternates,

taking the number to 11 Members and, consequently, to

 update Article 9 of the Corporate bylaws of the

Company to reflect that resolution

PROPOSAL #2: Approve to vote on the protocol and                ISSUER            YES             FOR                  FOR

justification for the merger of Tecon Imbituba S.A.

and the transferred part of union Armazenagem E

Operacoes Portuarias, consisting in the lease of the

general cargo terminal of the Imbituba port, in the

state of Santa Catarina, under the terms of the lease

 agreement entered into on 13 FEB 2006, by the Company

PROPOSAL #3: Ratify the nomination of the experts who        ISSUER            YES             FOR                  FOR

 will evaluate the net assets of the Company and of

the transferred part to be merged

PROPOSAL #4: Approve the evaluation report of the              ISSUER            YES             FOR                  FOR

Company and the transferred part to be merged

PROPOSAL #5: Approve to decide concerning the merger         ISSUER            YES             FOR                  FOR

of Tecon Imbituba S.A. and the transferred part of

union Armazenagem E Operacoes Portuarias consisting

in the lease of the general cargo terminal of the

Imbituba port, in the state of Santa Catarina, under

the terms of the lease agreement entered into on 13

FEB 2006, by the Company

PROPOSAL #6: Approve to update Article 3 of the                 ISSUER            YES             FOR                  FOR

Corporate bylaws of the Company to include in the

Company's Corporate purpose those activities

performed by the Company and by the transferred part

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SANTOS BRASIL PARTICIPACOES S  A

  TICKER:                  N/A                 CUSIP:   P8338G111

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Acknowledge of the Directors accounts,         ISSUER            YES             FOR                  FOR

to examine, discuss and approve the Company's

consolidated financial statements for the FYE 31 DEC

2009

PROPOSAL #II.: Approve the capital budget                             ISSUER            YES             FOR                  FOR

PROPOSAL #III.: Approve the destination of the net            ISSUER            YES             FOR                  FOR

profits and the distribution of dividends

PROPOSAL #IV.: Approve to elect the Members of the            ISSUER            YES             FOR                  FOR

Board of Directors, and the Members of the Finance

Committee

PROPOSAL #V.: Approve to set the global remuneration         ISSUER            YES         AGAINST           AGAINST

of the Company Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SANWA HOLDINGS CORPORATION

  TICKER:                  N/A                 CUSIP:   J6858G104

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SANYO CHEMICAL INDUSTRIES,LTD.

  TICKER:                  N/A                 CUSIP:   J68682103

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SANYO DENKI CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J68768100

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint Accounting Auditors                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SANYO SHOKAI LTD.

  TICKER:                  N/A                 CUSIP:   J69198109

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SANYO SPECIAL STEEL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J69284123

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Increase Auditors              ISSUER            YES             FOR                  FOR

Board Size to

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SARANTIS SA

  TICKER:                  N/A                 CUSIP:   X7583P132

  MEETING DATE:      7/14/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the addition in the Company's          ISSUER             NO              N/A                  N/A

scope and consequent adjustment of the Article 3 the

Company's Articles of Association

PROPOSAL #2.: Amend the Stock Option Plan                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SARANTIS SA

  TICKER:                  N/A                 CUSIP:   X7583P132

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Annual Financial                          ISSUER             NO              N/A                  N/A

Statements, including the consolidated financial

statements, while there will be a hearing of the

Management's and Chartered Auditor's report, for the

FY 01 JAN 2009 31 DEC 2009

PROPOSAL #2.: Approve to release the Board of                     ISSUER             NO              N/A                  N/A

Directors Members and the Chartered Auditor from any

responsibility for compensation concerning the

financial results during the year under consideration

PROPOSAL #3.: Election of an Ordinary and a Deputy            ISSUER             NO              N/A                  N/A

Auditor for the audit of the FY 01 JAN 2010 - 31 DEC

2010, and their fees

PROPOSAL #4.: Approve: the extension of existing                ISSUER             NO              N/A                  N/A

Board of Directors Members compensation contracts for

 the years 2010 - 2011, and in advance the relevant

fees for years 2010 - 2011 and for the FY 2009

PROPOSAL #5.: Approve to purchase the Company's own          ISSUER             NO              N/A                  N/A

shares, according to the Modified Law 2190/1920,

Article 16 and grant of relevant authorization

PROPOSAL #6.: Amend the Stock Option Plan                             ISSUER             NO              N/A                  N/A

PROPOSAL #7.: Announcements                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAS AB

  TICKER:                  N/A                 CUSIP:   W7501Z106

  MEETING DATE:      4/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Meeting is called to order                                ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of Attorney Claes Beyer as a            ISSUER            YES             FOR                  FOR

Chairperson for the general meeting

PROPOSAL #3: Preparation and approval of the voting          ISSUER             NO              N/A                  N/A

list

PROPOSAL #4: Approval of the agenda                                       ISSUER             NO              N/A                  N/A

PROPOSAL #5: Election of two persons to verify the            ISSUER             NO              N/A                  N/A

Minutes

PROPOSAL #6: Determination of whether the general              ISSUER             NO              N/A                  N/A

meeting has been duly convened

PROPOSAL #7: Presentation of the annual accounts and         ISSUER             NO              N/A                  N/A

Auditors' report as well as the consolidated accounts

 and consolidated Auditors' report

PROPOSAL #8: Report on the work of the Board, the              ISSUER             NO              N/A                  N/A

Remuneration Committee and the Audit Committee,

followed by the President's address and in

conjunction with this, the opportunity for

shareholders to put questions to the Board and Group

PROPOSAL #9.a: The approval of the statement of                 ISSUER             NO              N/A                  N/A

income and balance sheet and the consolidated

statement of income and consolidated balance sheet

PROPOSAL #9.b: Approve the application of the                     ISSUER            YES             FOR                  FOR

Company's earnings for the year in accordance with

the approved balance sheet, and that no dividend be

paid for the year 2009

PROPOSAL #9.c: Discharge from liability for the                 ISSUER             NO              N/A                  N/A

Members of the Board and the President

PROPOSAL #10.a: Approve the number of Board members          ISSUER            YES             FOR                  FOR

elected by the general meeting shall be seven, with

no deputies

PROPOSAL #10.b: Approve that the fees for the period         ISSUER            YES             FOR                  FOR

until the end of the next annual general

shareholders' meeting shall be SEK 585,000 for the

Chairman of the Board and, if any, SEK 390,000 for

the First Vice Chairman and SEK 345,000 for the

Second Vice Chairman and SEK 295,000 for each of the

other Board members elected by the shareholders'

meeting and the Board's ordinary employee

representatives; that each deputy for ordinary

employee members receive a study fee of SEK 1,000 per

 Board meeting and an attendance fee of SEK 3,5000

PROPOSAL #10.c: Approve the audit fees for the                   ISSUER            YES             FOR                  FOR

Company's Auditors shall be paid as invoiced

PROPOSAL #11: Re-elect Fritz H. Schur, Jens Erik                ISSUER            YES             FOR                  FOR

Christensen, Dag Mejdell, Timo Peltola, and Jacob

Wallenberg and elect Monica Caneman and Gry Moleskog;

 the current Board members Berit Kjoll and Anitra

Steen have declined re-election; furthermore, it is

proposed that Fritz H. Schur be re-elected as the

Chairman of the Board

PROPOSAL #12: Approve that a nomination committee be         ISSUER            YES             FOR                  FOR

elected that is tasked with making proposals to the

annual general shareholders' meeting to be convened

in 2011 for resolutions regarding:- Chairman of the

annual general shareholders' meeting, the number of

Board members, and Directors' fees, divided between

the Chairman, Vice Chairman, other members and any

remuneration for work on Board committees; election

of Board Members and Chairman of the Board; fees for

the Company's Auditors; nomination committee for the

2012 annual general shareholders' meeting; that such

a nomination committee be elected as follows: the

nomination committee shall comprise six members, CONTD

PROPOSAL #13: Approve that the guidelines for                     ISSUER            YES             FOR                  FOR

remuneration of Senior Executives from the preceding

year remain unchanged, with the exception regarding

the proposal for variable salary

PROPOSAL #14: The President and Chief Executive                 ISSUER             NO              N/A                  N/A

Officer's presentation of the background and reasons

for the new issue of shares in accordance with item

15 d on the agenda

PROPOSAL #15.a: Approve an appropriate amendment to          ISSUER            YES             FOR                  FOR

the limitations with respect to the share capital in

Article 5, first paragraph, of the Company's Articles

 of Association; the amendment of the Articles of

Association shall be within the following limits: the

 lower limit shall not be less than SEK 200,000,000

and the higher limit shall not exceed SEK

PROPOSAL #15.b: Approve that the Company's share                ISSUER            YES             FOR                  FOR

capital, currently amounting to SEK 6,168,750,000,

shall be reduced by, at the most, SEK 5,922,000,000,

without redemption of any shares, to be transferred

to a fund to be used pursuant to a resolution adopted

 by the general meeting [i.e. non-restricted equity]

PROPOSAL #15.c: Approve to make appropriate                        ISSUER            YES             FOR                  FOR

amendments to the limitations with respect to the

share capital and number of shares in Article 5 of

the Company's Articles of Association, as specified

PROPOSAL #15.d: Approve the Board's resolutions of 8         ISSUER            YES             FOR                  FOR

and 26 FEB 2010 to increase the Company's share

capital by a new ordinary share issue with an amount

to be determined by the Board [or a person appointed

by the Board amongst its members]; as specified

PROPOSAL #15.e: Approve the potential resolution on a        ISSUER            YES             FOR                  FOR

 bonus issue as specified

PROPOSAL #16: Approve a reverse in order to obtain a         ISSUER            YES             FOR                  FOR

more appropriate number of shares in the Company

following in the new ordinary share issue, as

PROPOSAL #17: Authorize the Board to resolve on one          ISSUER            YES             FOR                  FOR

or several occasions and until the next AGM with

derogation from shareholders' preferential rights on

an issue of convertible bonds with right of

conversion into ordinary shares in the Company,

whereby the amount must not exceed SEK 2,000,000,000

and the number of ordinary shares that may be issued

as a result of the conversation must not exceed

20,000,000,000 ordinary shares after the completion

of the ordinary shares as specified; payment for

subscribed convertible bonds shall be made by either

cash payment or by set-off

PROPOSAL #18: Meeting is adjourned                                         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SASEBO HEAVY INDUSTRIES COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J69585107

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

PROPOSAL #5: Amend the Compensation to be Received by        ISSUER            YES             FOR                  FOR

 Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SATO CORPORATION

  TICKER:                  N/A                 CUSIP:   J69682102

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Change Company's                ISSUER            YES             FOR                  FOR

Location to Meguro, Tokyo

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR
PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAVANNA ENERGY SVCS CORP

  TICKER:                  N/A                 CUSIP:   804694107

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive the financial statements and         ISSUER             NO              N/A                  N/A

the Auditors' report for the YE 31 DEC 2009

PROPOSAL #1: Approve to set the number of Directors          ISSUER            YES             FOR                  FOR

to be elected at the meeting at 6

PROPOSAL #2.1: Election of Ken Mullen as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Election of Allen Brooks as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Election of John Hooks as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Election of Kevin Nugent as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Election of James Saunders as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.6: Election of Tor Wilson as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appointment of Deloitte & Touche LLP, as        ISSUER            YES             FOR                  FOR

 the Auditors of the Corporation for the ensuing year

 and authorize the Directors to fix their remuneration

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAVILLS PLC

  TICKER:                  N/A                 CUSIP:   G78283119

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the acquisition of B Member                ISSUER            YES             FOR                  FOR

Interests in Cordea Savills LLP

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAVILLS PLC

  TICKER:                  N/A                 CUSIP:   G78283119

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the financial                       ISSUER            YES             FOR                  FOR

statements for the YE 31 DEC 2009, together with the

reports of the Directors and Auditors thereon

PROPOSAL #2: Receive and approve the Directors'                 ISSUER            YES             FOR                  FOR

remuneration report for the FYE 31 DEC 2009 as set

out on pages 36 to 45 of the annual report, and dated

 17 MAR 2010

PROPOSAL #3: Re-elect Martin Angle as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-elect Charles McVeigh as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 the Auditors of the Company to hold office until the

 conclusion of the next AGM of the Company at which

financial statements are laid before the Company

PROPOSAL #6: Authorize the Directors to set the                 ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #7: Authorize the Directors, pursuant to              ISSUER            YES             FOR                  FOR

Section 551 of the Companies Act 2006 to exercise all

 the powers of the Company to allot shares in the

Company or grant rights to subscribe for or to

convert any security into shares in the Company

(together relevant securities) up to an aggregate

nominal amount of GBP 2,197,364 comprising: (a) an

aggregate nominal amount of GBP 1,098,682 (whether in

 connection with the same offer or issue as under (b)

 below or otherwise); and (b) an aggregate nominal a

main of GBP 1,098,682 in the tome of equity

securities (as defined in Section 560 of the

Companies Act 2006) in connection with an offer or

issue by way of rights, open for acceptance for a

period foxed by the Directors, to holders of ordinary

 shares (other than the Compare on the register on

any record date foxed CONTD

PROPOSAL #S.8: Authorize the Directors, pursuant to          ISSUER            YES             FOR                  FOR

Section 570 of the Companies Act 2006 to allot equity

 securities (as defined in Section 560 of the

Companies Act 2006) for cash pursuant to the general

authority conferred on them by Resolution 7 above

and/or to sell equity securities held as treasury

shares for cash pursuant to Section 727 of the

Companies Act 2006, in each case as if Section 561 of

 the Companies Act 2006 did not apply to any such

allotment or sale, provided that this power shall be

limited to: (a) any such allotment and/or sale of

equity securities in connection with an offer or

issue by way of rights or other pre-emptive offer or

issue, open for acceptance for a ordinary shares

(other than the Company) on the register on any

record date fixed by the Directors in proportion (as

PROPOSAL #S.9: Authorize the Company, to make market         ISSUER            YES             FOR                  FOR

purchases (as defined in Section 693 (4) of the

Companies Act 2006) of its ordinary shares of 2.5

pence each provided that in doing so it: (a)

purchases no more than 13,184,184 ordinary shares of

2.5 pence each in aggregate; (b) pays not less than

2.5 pence (excluding expenses) per ordinary share of

2.5 pence each; and (c) pays a price per ordinary

share that is not more (excluding expenses) per

ordinary share than the higher of (i) 5% above the

average of the middle market quotations for the

ordinary shares as derived from the London Stock

Exchange Daily Official List for the 5 business days

immediately before the day on which it purchases that

 share; and (ii) the price stipulated by Article 5(1)

 of the Buy-back and Stabilization Regulation (EC

PROPOSAL #S.10: Authorize the Directors to call a              ISSUER            YES             FOR                  FOR

general meeting or the Company, other than an AGM, on

 not less than 14 clear days' notice

PROPOSAL #S.11: Amend the Articles of Association be         ISSUER            YES             FOR                  FOR

deleting all the provisions of the Company's

Memorandum of' Association which, by virtue of the

Companies Act 2006 are to be treated as provisions of

 the Articles of Association, apart from the

provision in Clause 5 stating that the liability of

the members is limited; and deleting Articles 3 and

57 of the Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SAWAI PHARMACEUTICAL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J69811107

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SCHIBSTED ASA

  TICKER:                  N/A                 CUSIP:   R75677105

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of a person to chair the meeting      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the notice of the AGM and agenda        ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of two representatives to sign         ISSUER            YES             FOR                  FOR

the minutes of the AGM together with the chair of

the meeting

PROPOSAL #4: Approve the annual financial statements         ISSUER            YES             FOR                  FOR

for 2009 for Schibsted ASA and the Schibsted Group,

including the Board of Directors' report for 2009

PROPOSAL #5: Approve the Board of Directors' proposal        ISSUER            YES             FOR                  FOR

 regarding share dividend for 2009

PROPOSAL #6: Approve the Auditor's fee for 2009                  ISSUER            YES             FOR                  FOR

PROPOSAL #7: Authorize the Board of Directors to buy         ISSUER            YES             FOR                  FOR

back Company shares until the AGM in 2011

PROPOSAL #8: Approve the Nomination Committee's                 ISSUER            YES             FOR                  FOR

report on its work during the 2009 to 2010 period

PROPOSAL #9: Approve the Board of Director's                       ISSUER            YES             FOR                  FOR

declaration regarding the determination of salary and

 other remuneration to Managers  of Schibsted ASA

Management Remuneration Declaration  pursuant to

section 6.16 a of the Norwegian Public Limited

Companies Act

PROPOSAL #10: Election of shareholder-elected                     ISSUER            YES         AGAINST           AGAINST

Directors

PROPOSAL #11: Approve the Nomination Committee's                ISSUER            YES             FOR                  FOR

proposal regarding Directors' fees etc for the 2010-

2011 period

PROPOSAL #12: Approve the Nomination Committee fees           ISSUER            YES             FOR                  FOR

PROPOSAL #13: Election of Nomination Committee Members      ISSUER            YES             FOR                  FOR

PROPOSAL #14: Authorize the Board to administer some         ISSUER            YES             FOR                  FOR

of the protection which is inherent in Article 7 of

the  Articles of Association

PROPOSAL #15: Approve the electronic communication            ISSUER            YES             FOR                  FOR

with the shareholders in connection with General

Meetings a new Article 11 of the  Articles of

Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SCHMOLZ + BICKENBACH AG,  BICKENBACH AG

  TICKER:                  N/A                 CUSIP:   H7321K104

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the business report, the annual         ISSUER            YES             FOR                  FOR

accounts and the accounts of the group 2009

PROPOSAL #2: Approve the appropriation of the balance        ISSUER            YES             FOR                  FOR

 result 2009

PROPOSAL #3: Grant discharge to the Board of                       ISSUER            YES             FOR                  FOR

Directors, the Management and the Executive Management

PROPOSAL #4.1: Re-elect Dr. Hans-Peter Zehnder                    ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Elect Ernst Young Ag, 8022 Zuerich as         ISSUER            YES             FOR                  FOR

the Auditor for 2009

PROPOSAL #5: Approve the modification of By-Laws:              ISSUER            YES             FOR                  FOR

creation of book-entry securities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SCHOELLER-BLECKMANN OILFIELD EQUIPMENT AG, TERNITZ

  TICKER:                  N/A                 CUSIP:   A7362J104

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the presentation of the annual          ISSUER            YES             FOR                  FOR

reports

PROPOSAL #2: Approve the distribution                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Grant discharge to the Board of Directors      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Grant discharge to the Supervisory Board        ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the remuneration of the                       ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #6: Election of the Balance Sheet Auditor             ISSUER            YES             FOR                  FOR

PROPOSAL #7.A: Approve the buyback of own shares                ISSUER            YES             FOR                  FOR

PROPOSAL #7.B: Approve the usage of shares bought back      ISSUER            YES             FOR                  FOR

PROPOSAL #8: Amend the bylaws                                                  ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SCHOUW & CO, AARHUS

  TICKER:                  N/A                 CUSIP:   K86111166

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors on the activities of the Company during the

 past FY

PROPOSAL #2: Approve the presentation of the audited         ISSUER            YES             FOR                  FOR

annual report for adoption and grant discharge to the

 Board of Directors and the Management Board from

liability

PROPOSAL #3: Adopt the resolution as to the                        ISSUER            YES             FOR                  FOR

distribution of profit or covering of loss, as the

case may be, according to the annual report as

PROPOSAL #4.1: Authorize the Board of Directors of            ISSUER            YES         AGAINST           AGAINST

the Company to acquire treasury shares for ownership

or pledging, in the period until the next AGM, within

 a total nominal value of 20% of the Company's share

capital; the consideration for such shares may not

deviate by more than 10% from the price quoted on

NASDAQ OMX Copenhagen A/S at the time of acquisition

PROPOSAL #4.2.1: Approve that the terms Register of          ISSUER            YES             FOR                  FOR

Shareholders, and The Danish Public Companies Act

shall be replaced by the terms Register of Owners and

 the Danish Companies Act

PROPOSAL #4.2.2: Amend Article 4(1), first paragraph,        ISSUER            YES             FOR                  FOR

 to the effect that the notice of the general meeting

 is to be given not less than three and not more than

 five weeks, and the notice shall be published on the

 Company's website

PROPOSAL #4.2.3: Amend Article 4(2), to the effect            ISSUER            YES             FOR                  FOR

that the documents and information of the general

meeting shall be made available for inspection by the

 shareholders on the website not later than three

weeks before the general meeting; the right to

require that documents and information of the general

 meeting be sent ceases

PROPOSAL #4.2.4: Amend Article 4(4) [formerly 4(5)],         ISSUER            YES             FOR                  FOR

regarding the reduction of the number of shareholders

 who can request an EGM from shareholders holding 10%

 of the share capital to shareholders holding 5% of

the share capital

PROPOSAL #4.2.5: Amend Article 4(8) [previously                 ISSUER            YES             FOR                  FOR

4(9)], regarding the determination of the

shareholders' right to attend and vote at a general

meeting on the basis of shareholdings at the record

date, which is one week before the general meeting

PROPOSAL #4.2.6: Approve that the deadline for                   ISSUER            YES             FOR                  FOR

obtaining an admission card shall be changed to three

 days, which is included in Article 4(8) [formerly

4(9)], and at the same time Article 4(3) is deleted,

and Article 4(4)-(12) is then corrected accordingly

to Article 4(3)-(11)

PROPOSAL #4.3.1: Amend Article 3(3) so that the                 ISSUER            YES             FOR                  FOR

Auditor may also request that the Board of Directors

be convened

PROPOSAL #4.3.2: Approve that Article 4(1), second            ISSUER            YES             FOR                  FOR

and third paragraph, be clarified to the effect that

it specifies the type of information the notice

convening general meetings must contain

PROPOSAL #4.3.3: Approve that the deadline for                   ISSUER            YES             FOR                  FOR

shareholders submission of proposals to the agenda be

 changed in Article 4(5) [formerly 4(6)] to six weeks

 before the AGM

PROPOSAL #4.3.4: Amend Article 4(7) [formerly 4(8)]          ISSUER            YES             FOR                  FOR

regarding adaptation of the chairing of the general

meeting to Section 101 of the Danish Companies Act

PROPOSAL #4.3.5: Amend Article 4(9) [formerly 4(10)],        ISSUER            YES             FOR                  FOR

 so that the proxies issued to persons other than the

 management may be granted without time-limit,

proxies may attend the meeting with an adviser and a

shareholder may vote by correspondence

PROPOSAL #4.3.6: Approve that the word Voting be                ISSUER            YES             FOR                  FOR

deleted in Article 4(11) [formerly 4(12)]

PROPOSAL #4.4.1: Amend the Articles of Association by        ISSUER            YES             FOR                  FOR

 changes to the Danish wording, and without change in

 English translation

PROPOSAL #4.4.2: Amend Article 2(3) regarding the              ISSUER            YES             FOR                  FOR

specification of registrar Computershare A/S on

account of a change of name

PROPOSAL #4.4.3: Amend Article 2(2) and (7), by                 ISSUER            YES             FOR                  FOR

replacing VP Securities Services by a generic term A

Central Securities Depository' on account of a change

 of name

PROPOSAL #4.4.4: Amend the Articles of Associartion          ISSUER            YES             FOR                  FOR

by the changes to the Danish wording, and without

change in English translation

PROPOSAL #4.4.5: Amend Article 4(3) [formerly 3(4)]          ISSUER            YES             FOR                  FOR

by the extension of Aarhus to The City of Aarhus

PROPOSAL #4.4.6: Amend Article 4(4) [formerly 4(5]            ISSUER            YES             FOR                  FOR

regarding One of the Auditors being changed to read

as An Auditor

PROPOSAL #4.4.7: Amend Article 4(8) [formerly 4(9)]          ISSUER            YES             FOR                  FOR

so that Each Share shall read Any Share

PROPOSAL #4.4.8: Amend the Articles of Association            ISSUER            YES             FOR                  FOR

regarding the change to the Danish wording, and

without changes in English translation

PROPOSAL #4.4.9: Amend the Articles of Association            ISSUER            YES             FOR                  FOR

regarding the change to the Danish wording, and

without changes in English translation

PROPOSAL #5: Election of the Members to the Board of         ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #6: Appointment of the Auditors                              ISSUER            YES             FOR                  FOR

PROPOSAL #7: Authorize the Chairman of the meeting,          ISSUER            YES             FOR                  FOR

or whoever the Chairman may be replaced by in his

absence, to file the above resolutions with the

Danish Commerce and Companies Agency and to make such

 amendments to the documents prepared in connection

with the above resolutions as may be required by the

Danish Commerce and Companies Agency in connection

with registration of the adopted resolutions

PROPOSAL #8: Any other business                                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SCHULTHESS GROUP AG, BUBIKON

  TICKER:                  N/A                 CUSIP:   H86243138

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the presentation of the annual         ISSUER            YES             FOR                  FOR

report 2009 and the report of the Auditors

PROPOSAL #2.: Approve the annual report, the annual          ISSUER            YES             FOR                  FOR

accounts 2009 and the consolidated accounts

PROPOSAL #3.: Grant discharge to the board of                     ISSUER            YES             FOR                  FOR

Directors and the management from liability

PROPOSAL #4.: Approve the distribution of balance              ISSUER            YES             FOR                  FOR

sheet profit

PROPOSAL #5.: Amend the Articles of Incorporation               ISSUER            YES             FOR                  FOR

PROPOSAL #6.1: Re-election of Mr. Rudolf Kaegi                    ISSUER            YES             FOR                  FOR

PROPOSAL #6.2: Re-election of Mr. Thomas D. Rutz                ISSUER            YES             FOR                  FOR

PROPOSAL #6.3: Election of Mr. Dr. Gero Bu Ettiker             ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Appointment of Pricewaterhouse Coopers         ISSUER            YES             FOR                  FOR

ag, Zurich as the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SCHWEITER TECHNOLOGIES AG, HORGEN

  TICKER:                  N/A                 CUSIP:   H73431142

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the formal opening by the                 ISSUER             NO              N/A                  N/A

Chairman

PROPOSAL #2.: Approve the report of the business year        ISSUER             NO              N/A                  N/A

 2009

PROPOSAL #3.: Approve the annual report 2009, the              ISSUER             NO              N/A                  N/A

annual accounts 2009 and the consolidated annual

accounts 2009 as well as acknowledgement of the

reports of the Auditors

PROPOSAL #4.: Grant discharge to the Board of                     ISSUER             NO              N/A                  N/A

Directors

PROPOSAL #5.: Approve the appropriation of the                   ISSUER             NO              N/A                  N/A

balance profit

PROPOSAL #6.: Approve the renewal of the approved              ISSUER             NO              N/A                  N/A

share capital

PROPOSAL #7.1: Re-elect Dr. Hans Widmer to the Board         ISSUER             NO              N/A                  N/A

of Directors

PROPOSAL #7.2: Re-elect Beat Frey to the Board of              ISSUER             NO              N/A                  N/A

Directors

PROPOSAL #7.3: Re-elect Heinrich Fischer to the Board        ISSUER             NO              N/A                  N/A

 of Directors

PROPOSAL #7.4: Re-elect Rolf D. Schoemezler to the            ISSUER             NO              N/A                  N/A

Board of Directors

PROPOSAL #7.5: Re-elect Beat Siegrist to the Board of        ISSUER             NO              N/A                  N/A

 Directors

PROPOSAL #8.: Ratify Deloitte AG, Zurich as Auditors         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SCORPION OFFSHORE LTD

  TICKER:                  N/A                 CUSIP:   G78676106

  MEETING DATE:      12/8/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.A: Re-elect P. Roger Herbert as a Class I        ISSUER            YES             FOR                  FOR

 Director for 2 year term through the 2011 AGM

PROPOSAL #1.B: Re-elect Christopher Paus as a Class I        ISSUER            YES             FOR                  FOR

 Director for 2 year term through the 2011 AGM

PROPOSAL #1.C: Re-elect Erling Lind as a Class I                ISSUER            YES             FOR                  FOR

Director for 2 year term through the 2011 AGM

PROPOSAL #1.D: Re-elect Christen Sveaas as a Class I         ISSUER            YES             FOR                  FOR

Director for 2 year term through the 2011 AGM

PROPOSAL #1.E: Re-elect Robert B. Woods as a Class I         ISSUER            YES             FOR                  FOR

Director for 2 year term through the 2011 AGM

PROPOSAL #2.: Re-appoint Ernst + Young as the                     ISSUER            YES         AGAINST           AGAINST

Auditors of the Company, until the close of the next

AGM and authorize the Board to determine the Auditors

 remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SDL PLC, MAIDENHEAD BERKSHIRE

  TICKER:                  N/A                 CUSIP:   G79433127

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Report of the Directors and         ISSUER            YES             FOR                  FOR

the Accounts for the YE 31 DEC 2009

PROPOSAL #2: Receive the Directors' remuneration                ISSUER            YES             FOR                  FOR

report

PROPOSAL #3: Re-elect Mark Lancaster as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-elect John Matthews as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Chris Batterham as a Non-                  ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #6: Re-elect Jane Thompson as a Non-                      ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #7: Re-elect David Clayton as a Non-                      ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #8: Appoint KPMG Audit Plc as Auditors                  ISSUER            YES             FOR                  FOR

PROPOSAL #9: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 Auditors' remuneration

PROPOSAL #10: Authorize the Directors to allot                   ISSUER            YES             FOR                  FOR

securities in terms of Section 551 Companies Act 2006

PROPOSAL #S.11: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

equity securities in terms of Section 570 Companies

Act 2006

PROPOSAL #S.12: Authorize the adoption of amended              ISSUER            YES             FOR                  FOR

Articles of Association of the Company

PROPOSAL #13: Authorize the adoption of the SDL Share        ISSUER            YES             FOR                  FOR

 Option Scheme 2010

PROPOSAL #S.14: Authorize the calling of a general            ISSUER            YES             FOR                  FOR

meeting by notice of at least 14 days

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEAH BESTEEL CORPORATION, SEOUL

  TICKER:                  N/A                 CUSIP:   Y7548M108

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of the Director                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of the Auditor                                     ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve the remuneration for the Director      ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the remuneration for the Auditor        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEARS CANADA INC, TORONTO ON

  TICKER:                  N/A                 CUSIP:   81234D109

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of E. J. Bird as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Election of Deidra D. Cheeks                        ISSUER            YES             FOR                  FOR

Merriwether as a Director

PROPOSAL #1.3: Election of William C. Crowley as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of William R. Harker as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of R. Raja Khanna as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of James McBurney as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of Dene L. Rogers as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.8: Election of Debi E. Rosati as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Appointment of Deloitte & Touche LLP as         ISSUER            YES             FOR                  FOR

the Corporation's Auditors, and authorize the Board

of Directors of the Corporation to set the Auditors'

remuneration

PROPOSAL #3: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEAT PAGINE GIALLE SPA, TORINO

  TICKER:                  N/A                 CUSIP:   T8380H120

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement at 31            ISSUER             NO              N/A                  N/A

DEC 2009, the report of the Board of Directors, any

adjournment thereof

PROPOSAL #2: Appointment of 2 Directors, any                       ISSUER             NO              N/A                  N/A

adjournment thereof

PROPOSAL #3: Approve the proposal of integration of          ISSUER             NO              N/A                  N/A

emolument of Independent Auditors for corporate years

 2006-2011

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEB SA, ECULLY

  TICKER:                  N/A                 CUSIP:   F82059100

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Company's accounts                      ISSUER            YES             FOR                  FOR

PROPOSAL #O.2: Approve the allocation of the result           ISSUER            YES             FOR                  FOR

PROPOSAL #O.3: Approve the consolidated accounts                ISSUER            YES             FOR                  FOR

PROPOSAL #O.4: Approve an agreement regulated by                ISSUER            YES             FOR                  FOR

Article L. 225-38 of the Code de Commerce

PROPOSAL #O.5: Approve to renew for 4 years of Mr.            ISSUER            YES         AGAINST           AGAINST

Tristan Boiteux's appointment as a Director

PROPOSAL #O.6: Approve to renew for 4 years of Mr.            ISSUER            YES             FOR                  FOR

Norbert Dentressangle's appointment as a Director

PROPOSAL #O.7: Approve to renew for 4 years of                   ISSUER            YES         AGAINST           AGAINST

Federactive's appointment as a Director

PROPOSAL #O.8: Approve the nomination of Mr. Jean-             ISSUER            YES             FOR                  FOR

Noel Labroue for a 4 year term as a Director

PROPOSAL #O.9: Ratify the co-opting of Mr. Cedric              ISSUER            YES         AGAINST           AGAINST

Lescure as a Director

PROPOSAL #O.10: Authorize the Company to trade in its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #E.11: Authorize the Company to cancel its          ISSUER            YES             FOR                  FOR

own shares

PROPOSAL #E.12: Grant authority to share purchase              ISSUER            YES             FOR                  FOR

options

PROPOSAL #E.13: Authorize the Company to award free          ISSUER            YES             FOR                  FOR

performance-related shares

PROPOSAL #E.14: Authorize the Board of Directors for         ISSUER            YES             FOR                  FOR

the purpose of issuing transferable securities giving

 access to the authorised capital, with the

preferential right of subscription maintained

PROPOSAL #E.15: Authorize to the Board of Directors          ISSUER            YES             FOR                  FOR

for the purpose of issuing composite transferable

securities giving future access to the authorised

capital, with the preferential right of subscription

cancelled

PROPOSAL #E.16: Authorize the Board of Directors for         ISSUER            YES             FOR                  FOR

the purpose of increasing the authorised capital by

incorporation of reserves, profits, bonuses or other

funds whose capitalisation is admissible

PROPOSAL #E.17: Approve the overall cap on                          ISSUER            YES             FOR                  FOR

authorizations

PROPOSAL #E.18: Approve the capital increase reserved        ISSUER            YES             FOR                  FOR

 for employees

PROPOSAL #E.19: Grant powers required for the                     ISSUER            YES             FOR                  FOR

formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SECHE ENVIRONNEMENT SA, PARIS

  TICKER:                  N/A                 CUSIP:   F8211M103

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the transactions and the                 ISSUER            YES             FOR                  FOR

Company's accounts for the YE 31 DEC 2009

PROPOSAL #O.2: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #O.3: Approve the allocation of the result          ISSUER            YES             FOR                  FOR

and setting of the dividend

PROPOSAL #O.4: Approve the agreements regulated by            ISSUER            YES             FOR                  FOR

Articles L. 225-38 et sequence of the Code de Commerce

PROPOSAL #O.5: Ratify the co-opting of Fonds                       ISSUER            YES             FOR                  FOR

Strategique d'Investissement (FSI), represented by

Mr. Jean Bensaid, as a Director

PROPOSAL #O.6: Approve the Directors' attendance fees        ISSUER            YES             FOR                  FOR

PROPOSAL #O.7: Authorize the Company to redeem its            ISSUER            YES             FOR                  FOR

own shares

PROPOSAL #E.8: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

reduce the authorised capital by cancelling shares

PROPOSAL #E.9: Grant authority for the purpose of              ISSUER            YES             FOR                  FOR

deciding to issue miscellaneous shares, equity

capital or transferable securities with the

preferential right of subscription for shareholders

PROPOSAL #E.10: Grant authority for the purpose of            ISSUER            YES             FOR                  FOR

deciding to issue miscellaneous shares, equity

capital or transferable securities with the

preferential right of subscription for shareholders

PROPOSAL #E.11: Grant authority for the purpose of            ISSUER            YES             FOR                  FOR

issuing miscellaneous shares, equity capital or

transferable securities in order to pay for

contributions in kind granted to the Company

PROPOSAL #E.12: Grant authority to share subscription        ISSUER            YES             FOR                  FOR

 and/or purchase options to Members of staff or to

Executive Directors of the Companies in the group

PROPOSAL #E.13: Grant authority for the purpose of            ISSUER            YES             FOR                  FOR

increasing the authorised capital in favour of the

Group's employees

PROPOSAL #E.14: Approve the overall cap on capital            ISSUER            YES             FOR                  FOR

increases

PROPOSAL #E.15: Powers to accomplish the required              ISSUER            YES             FOR                  FOR

formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SECHILIENNE-SIDEC

  TICKER:                  N/A                 CUSIP:   F82125109

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Company accounts for the          ISSUER            YES             FOR                  FOR

year ending 31 DEC 2009

PROPOSAL #O.2: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

the year ending 31 DEC 2009

PROPOSAL #O.3: Approve the allocation of the result          ISSUER            YES             FOR                  FOR

for the year ending 31 DEC 2009

PROPOSAL #O.4: Approve the costs and expenditure                ISSUER            YES             FOR                  FOR

specified in Article 39.4 of the code General des

Impots  Tax Code

PROPOSAL #O.5: Approve the agreements and commitments        ISSUER            YES             FOR                  FOR

 specified in Articles 225-38 et sequence of the Code

 Du Commerce  Commercial Code  and the Special

Auditors' report

PROPOSAL #O.6: Appointment of PricewaterhouseCoopers         ISSUER            YES             FOR                  FOR

as Company Auditors

PROPOSAL #O.7: Appointment of Monsieur Yves Nicolas          ISSUER            YES             FOR                  FOR

as an Assistant Company Auditor

PROPOSAL #O.8: Approve the renewal of Mazars as                 ISSUER            YES             FOR                  FOR

Company Auditors

PROPOSAL #O.9: Appointment of Monsieur Daniel                     ISSUER            YES             FOR                  FOR

Escudeiro as Assistant Company Auditor

PROPOSAL #O.10: Approve the renewal of the Director's        ISSUER            YES             FOR                  FOR

 mandate held by Monsieur Michel Bleitrach

PROPOSAL #O.11: Approve the setting of the overall            ISSUER            YES             FOR                  FOR

amount of Directors' fees

PROPOSAL #O.12: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

operate using Company shares

PROPOSAL #O.13: Powers                                                              ISSUER            YES             FOR                  FOR

PROPOSAL #E.14: Approve the delegation of powers to          ISSUER            YES             FOR                  FOR

be granted to the Board of Directors to decide to

issue, maintaining the preferential subscription

right, ordinary shares and/or tangible assets,

granting access, immediately or at term, to Company

capital stock and/or debt securities

PROPOSAL #E.15: Approve the delegation of powers to          ISSUER            YES             FOR                  FOR

be granted to the Board of Directors to decide to

issue, removing the preferential subscription right,

by means of a public offer, ordinary shares and/or

tangible assets, granting access, immediately or at

term, to Company capital stock and/or debt securities

PROPOSAL #E.16: Approve the delegation of powers to          ISSUER            YES             FOR                  FOR

be granted to the Board of Directors to decide to

issue, removing the preferential subscription right,

ordinary shares and/or tangible assets, granting

access, immediately or at term, to Company capital

stock and/or debt securities, by means of an offer as

 specified in Article L. 411-2.II of the Code

Monetaire Et Financier  Monetary and Financial Code

PROPOSAL #E.17: Approve the delegation of powers to          ISSUER            YES             FOR                  FOR

be granted to the Board of Directors to increase the

number of issues made, maintaining or removing the

preferential subscription right enjoyed by

shareholders in the event of excess demand, pursuant

to the fourteenth, fifteenth and sixteenth resolutions

PROPOSAL #E.18: Authorize to be granted to the Board         ISSUER            YES             FOR                  FOR

of Directors to set the price for issue of ordinary

shares or tangible assets made by means of a public

offer as specified in Article L. 411-2.II of the Code

 Monetaire et Financier, removing shareholders'

preferential subscription rights, up to a ceiling of

10% of capital stock per year

PROPOSAL #E.19: Approve the Board of Directors to              ISSUER            YES             FOR                  FOR

decide to issue ordinary shares and/or tangible

assets, granting access to the Company's capital

stock, up to a ceiling of 10% of the capital stock,

in return for contributions in kind given to the

PROPOSAL #E.20: Authorize the Board of Directors with        ISSUER            YES             FOR                  FOR

 a view to increase the capital stock by issuing

ordinary shares and/or tangible assets, granting

access to the Company's capital stock in return for

contributions of securities made through a public

exchange offer

PROPOSAL #E.21: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase capital stock by issuing capital securities

and/or tangible assets, granting access to Company

capital stock, removing the preferential subscription

 right enjoyed by Members of the Savings Plan

PROPOSAL #E.22: Approve the delegation of powers to          ISSUER            YES             FOR                  FOR

be granted to the Board of Directors to increase,

once or more, capital stock by incorporating premia,

reserves, profits or other items whose capitalisation

 is permitted

PROPOSAL #E.23: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

give options granting access to subscription of new

shares or purchase of existing Company shares

PROPOSAL #E.24: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce capital stock by canceling shares

PROPOSAL #E.25: Amend the Article 20 of the Company's        ISSUER            YES             FOR                  FOR

 Articles of Association relating to the number of

shares in nominative form which Directors are obliged

 to hold for the term of their mandate and the

timeframe given to them for regularizing their

situation in this respect unless they are deemed

officially dismissed

PROPOSAL #E.26: Powers                                                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEEK LTD

  TICKER:                  N/A                 CUSIP:   Q8382E102

  MEETING DATE:      11/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the financial                ISSUER             NO              N/A                  N/A

report of the Company and the consolidated financial

statements of the Company and the Company's

controlled entities, the Directors' report and the

Auditor's report for the YE 30 JUN 2009

PROPOSAL #2.: Receive and adopt the remuneration                ISSUER            YES             FOR                  FOR

report of the Company for the YE 30 JUN 2009

PROPOSAL #3.: Re-elect Mr. Colin Carter as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #4.: Approve, for the purpose of Listing              ISSUER            YES             FOR                  FOR

Rule 10.14, the grant of 559,212 Options to Mr.

Andrew Bassat, an Executive Director and Joint Chief

Executive Officer of the Company and on the valid

exercise of the Options by Mr. Andrew Bassat, the

issue to him of fully paid ordinary shares in

accordance with the terms of the Company's Plan and

the Company's LTI Arrangements as specified

PROPOSAL #5.: Approve, for the purpose of Listing              ISSUER            YES             FOR                  FOR

Rule 10.14, the grant of 559,212 Options to Mr. Paul

Bassat, an Executive Director and Joint Chief

Executive Officer of the Company and on the valid

exercise of the Options by Mr. Paul Bassat, the issue

 to him of fully paid Ordinary Shares in accordance

with the terms of the Company's Plan and the

Company's LTI Arrangements as specified

PROPOSAL #6.: Approve, for the purpose of Listing              ISSUER            YES             FOR                  FOR

Rule 10.14, the grant of Options or performance

rights to Mr. Andrew Bassat, an Executive Director

and Joint Chief Executive Officer of the Company, in

respect of the FYE 30 JUN 2011, on the specified terms

PROPOSAL #7.: Approve, for the purpose of Listing              ISSUER            YES             FOR                  FOR

Rule 10.14, the grant of Options or performance

rights to Mr. Paul Bassat, an Executive Director and

Joint Chief Executive Officer of the Company, in

respect of the FYE 30 JUN 2011, on the specified terms

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEIKA CORPORATION

  TICKER:                  N/A                 CUSIP:   J70230115

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Retiring Directors and Corporate

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEIKAGAKU CORPORATION

  TICKER:                  N/A                 CUSIP:   J75584102

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEIKO HOLDINGS CORPORATION

  TICKER:                  N/A                 CUSIP:   J7029N101

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Capital Reserves Reduction,                ISSUER            YES             FOR                  FOR

Approve Earned Reserves Reduction, Approve

Appropriation of Profits

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEIREN CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J70402102

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint Accounting Auditors                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEKERBANK T A S, ISTANBUL

  TICKER:                  N/A                 CUSIP:   M82584109

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening, forming the Presidency of Board        ISSUER             NO              N/A                  N/A

 and authorize the Board Members to sign the minutes

of meeting

PROPOSAL #2: Approve to examine and discuss the                 ISSUER             NO              N/A                  N/A

reports of Board Members and Auditors

PROPOSAL #3: Approve the report of the Independent            ISSUER             NO              N/A                  N/A

Audit firm

PROPOSAL #4: Approve the balance sheet and                          ISSUER             NO              N/A                  N/A

profit/loss report

PROPOSAL #5: Approve the determination on dividend            ISSUER             NO              N/A                  N/A

distribution

PROPOSAL #6: Approve the capital increase and amend          ISSUER             NO              N/A                  N/A

item 8 of Articles of Association

PROPOSAL #7: Amend items 4 and 5 of Articles of                 ISSUER             NO              N/A                  N/A

Association

PROPOSAL #8: Appointment of Board members and Auditors      ISSUER             NO              N/A                  N/A

PROPOSAL #9: Approve to release the Board members and        ISSUER             NO              N/A                  N/A

 the Auditors

PROPOSAL #10: Election of the Board Members and                 ISSUER             NO              N/A                  N/A

approve to determine their terms of office

PROPOSAL #11: Election of the Auditors and approve to        ISSUER             NO              N/A                  N/A

 determine their terms of office

PROPOSAL #12: Approve to determine the wages and                ISSUER             NO              N/A                  N/A

attendance fees of Board Members and the Auditors

PROPOSAL #13: Approve to inform the shareholders                ISSUER             NO              N/A                  N/A

about donations

PROPOSAL #14: Approve to inform the shareholders                ISSUER             NO              N/A                  N/A

about given collaterals, mortgages, pawns and pledges

 to third parties

PROPOSAL #15: Approve to permit the Board Members as         ISSUER             NO              N/A                  N/A

per items 334 and 335 of tcc

PROPOSAL #16: Wishes and closing                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEKISUI JUSHI CORPORATION

  TICKER:                  N/A                 CUSIP:   J70789110

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SELOGER.COM, PARIS

  TICKER:                  N/A                 CUSIP:   F8300W111

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Company's accounts for FY            ISSUER            YES             FOR                  FOR

2009 and grant discharge to the Board of Directors,

the Supervisory Board and the Statutory Auditors

PROPOSAL #2: Approve the consolidated accounts for FY        ISSUER            YES             FOR                  FOR

 2009

PROPOSAL #3: Approve the allocation of result                      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the agreements regulated under          ISSUER            YES             FOR                  FOR

Article L. 225-38 et seq. of the Code de Commerce for

 the YE 31st DEC 2009 and for prior years

PROPOSAL #5: Approve the allocation of the Directors'        ISSUER            YES             FOR                  FOR

 attendance fees payable to members of the Company's

Supervisory Board

PROPOSAL #6: Authorize the Company to buy its own              ISSUER            YES             FOR                  FOR

shares: maximum purchase price 50 euros

PROPOSAL #7: Grant powers for the necessary legal              ISSUER            YES             FOR                  FOR

formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEMAFO INC

  TICKER:                  N/A                 CUSIP:   816922108

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Bryan A. Coates as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Election of Pierre Claver Damiba as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of Benoit La Salle as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of Jean Lamarre as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Election of John Le Boutillier as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of Gilles Masson as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Election of Lawrence McBrearty as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Appointment of PricewaterhouseCoopers            ISSUER            YES             FOR                  FOR

LLP as Auditors of the Company for the ensuing year

and authorizing the Directors to fix their

PROPOSAL #3: Adopt the 2010 Stock Option Plan                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEMPERIT AG HOLDING, WIEN

  TICKER:                  N/A                 CUSIP:   A76473122

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the presentation of the annual,         ISSUER            YES             FOR                  FOR

status and Corporate Governance report; the

allocation of the net income and the report of the

Supervisory Board for the FY 2009

PROPOSAL #2: Approve the allocation of the net income        ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the actions of the Management            ISSUER            YES             FOR                  FOR

Board for the FY 2009

PROPOSAL #4: Approve the actions of the Supervisory          ISSUER            YES             FOR                  FOR

Board for the FY 2009

PROPOSAL #5: Elections of the Auditors for the FY 2010      ISSUER            YES             FOR                  FOR

PROPOSAL #6: Elections of the Supervisory Board                  ISSUER            YES             FOR                  FOR

PROPOSAL #7: Amend the Company Charter paragraph                ISSUER            YES             FOR                  FOR

4(2), 10(1), 10(3), 18, 19

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SENAO INTERNATIONAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y7632F100

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 3.5 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of asset acquisition or disposal

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.6: Election of the Directors and                       ISSUER            YES         AGAINST           AGAINST

Supervisors

PROPOSAL #B.7: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from  participation in

competitive business

PROPOSAL #B.8: Other issues and extraordinary motions        ISSUER            YES             FOR               AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SENIOR PLC, RICKMANSWORTH,HERTS

  TICKER:                  N/A                 CUSIP:   G8031U102

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the report and accounts 2009                  ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report 2009

PROPOSAL #3: Declare a final 2009 dividend, as                   ISSUER            YES             FOR                  FOR

recommended by the Directors

PROPOSAL #4: Re-elect Martin Clark as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-appointment Deloitte LLP as the                 ISSUER            YES             FOR                  FOR

Auditor of the Company and authorize the Directors to

 fix their remuneration

PROPOSAL #6: Authorize the Directors to allot                     ISSUER            YES             FOR                  FOR

relevant securities pursuant  Section 560(1) of the

Companies Act 2006

PROPOSAL #S.7: Approve to display pre-emption rights         ISSUER            YES             FOR                  FOR

pursuant to Section 571 of the Companies Act 20006

PROPOSAL #S.8: Authorize the Directors to make market        ISSUER            YES             FOR                  FOR

 purchases of the Company's shares

PROPOSAL #S.9: Approve to retain the 14-day notice            ISSUER            YES             FOR                  FOR

period for general meetings

PROPOSAL #S.10: Adopt new Articles of Association               ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SENKO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J71004139

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Revisions to Remunerations                 ISSUER            YES         AGAINST           AGAINST

excluding Stock Options for Corporate Auditors

PROPOSAL #3: Allow Board to Authorize Use of                       ISSUER            YES             FOR                  FOR

Compensation-based Stock Option Plan for Executives

and Corporate Executives

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SENSHUKAI CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J71090104

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Decrease of legal capital surplus and          ISSUER            YES             FOR                  FOR

appropriation of surplus

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEOUL SEMICONDUCTOR CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y7666J101

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the partial amendment to                   ISSUER            YES             FOR                  FOR

Articles of Incorporation: amendment of revision of

related code

PROPOSAL #3.1: Election of Hyun Wook Jung as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.2: Election of Jae Bin Choi as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Election of Ok Hyun Nam as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Election of Penghuat Ang as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Election of Kim Gyung-Sik as an Auditor        ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #6.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Auditors

PROPOSAL #7.: Approve the retirement benefit plan for        ISSUER            YES         AGAINST           AGAINST

 the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEQUANA, PARIS

  TICKER:                  N/A                 CUSIP:   F83150114

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements for          ISSUER            YES             FOR                  FOR

the FYE on 31 DEC 2009

PROPOSAL #O.2: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the FYE on 31 DEC 2009

PROPOSAL #O.3: Approve the allocation of income for          ISSUER            YES             FOR                  FOR

the FY

PROPOSAL #O.4: Approve the regulated agreements and          ISSUER            YES             FOR                  FOR

undertakings

PROPOSAL #O.5: Approve the renewal of the term as              ISSUER            YES             FOR                  FOR

principal Statutory Auditor of the Company

PricewaterhouseCoopers Audit

PROPOSAL #O.6: Approve the Renewal of Mr. Yves                   ISSUER            YES             FOR                  FOR

Nicolas' term as Deputy Statutory Auditor

PROPOSAL #O.7: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

enable the Company to trade its own shares

PROPOSAL #E.8: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

reduce the share capital of the Company by

cancellation of treasury shares

PROPOSAL #E.9: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

grant options to subscribe for and/or purchase shares

 of the Company in favor of members of the staff

and/or corporate officers  Chairman of the Board of

Directors, General Director or Deputy General

Director  of the Company or Companies of the group

PROPOSAL #E.10: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

carry out free allocation of shares of the Company,

existing or to be issued to employees and corporate

officers (Chairman of the Board of Directors, General

 Director or deputy General Director) of the Company

or companies of the group

PROPOSAL #E.11: Grant powers to accomplish formalities      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SERCO GROUP PLC

  TICKER:                  N/A                 CUSIP:   G80400107

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual review and accounts          ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009

PROPOSAL #2: Approve the remuneration report for the         ISSUER            YES             FOR                  FOR

YE 31 DEC 2009

PROPOSAL #3: Declare a final dividend on the ordinary        ISSUER            YES             FOR                  FOR

 shares of the Company

PROPOSAL #4: Election of Alastair Lyons as a Non-               ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #5: Re-elect Christopher Hyman as an                     ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #6: Re-appoint Deloitte LLP as the Auditors         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #7: Authorize the Directors to agree the              ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #S.8: Authorize the Company to make market          ISSUER            YES             FOR                  FOR

purchases of its own shares within the meaning of

Section 693(4) of the Companies Act 2006

PROPOSAL #9: Authorize the Directors to allot                     ISSUER            YES             FOR                  FOR

relevant securities in accordance with the Company's

Articles of Association

PROPOSAL #S.10: Approve to disapply statutory pre-             ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #S.11: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #12: Authorize the Company and any Company          ISSUER            YES             FOR                  FOR

which is or becomes its subsidiary during the period

to which this resolution has effect to make political

 donations

PROPOSAL #S.13: Approve that a general meeting other         ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 clear

days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEVAN MARINE AS

  TICKER:                  N/A                 CUSIP:   R776D4103

  MEETING DATE:      1/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting by the Chairman          ISSUER            YES             FOR                  FOR

of the Board of Directors and approve the

registration of attending shareholders

PROPOSAL #2: Elect the Chairman of the Board of                 ISSUER            YES             FOR                  FOR

Directors as the Chairman of the meeting

PROPOSAL #3: Elect 1 person to sign the minutes                 ISSUER            YES             FOR                  FOR

together with the Chairman

PROPOSAL #4: Approve the notice of the meeting and            ISSUER            YES             FOR                  FOR

agenda

PROPOSAL #5: Amend the Articles of Association                    ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEVAN MARINE AS

  TICKER:                  N/A                 CUSIP:   R776D4103

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the general meeting by the            ISSUER            YES             FOR                  FOR

Chairman of the Board of Directors, registration of

attending shareholders

PROPOSAL #2: Election of the chairman of the meeting         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of one person to sign the                 ISSUER            YES             FOR                  FOR

minutes together with the chairman of the meeting

PROPOSAL #4: Approve the notice for meeting and the          ISSUER            YES             FOR                  FOR

agenda

PROPOSAL #5: Approve to inform the Company's                       ISSUER            YES             FOR                  FOR

operations

PROPOSAL #6: Approve the annual financial accounts            ISSUER            YES             FOR                  FOR

for the parent Company and the group for the FY 2009,

 and the Board of Directors report

PROPOSAL #7: Approve to determine the remuneration of        ISSUER            YES             FOR                  FOR

 the Board of Directors, the audit committee and the

nomination committee

PROPOSAL #8: Approve the remuneration of the auditor         ISSUER            YES             FOR                  FOR

for the FY 2009, including a briefing from the Board

with regards to the distribution of remuneration of

auditing and other services

PROPOSAL #9: Election of Arne Smedal Chairam [for a          ISSUER            YES         AGAINST           AGAINST

period of 1 year], Hilde Dronen Director [for a

period of 1 year], Mai-Lill Ibsen Director [for a

period of 2 years], May Britt Myhr Director [for a

period of 2 years], Aasulv Tveitereid Director [for a

 period of 2 years], Stephan M. Zeppelin Director

[remaining period of 1 year], Kare Syvertsen Director

 [remaining period of one year] as the Members to the

PROPOSAL #10: Approve the statement from the Board of        ISSUER            YES         AGAINST           AGAINST

 Directors regarding establishment of salary and

other benefits for Senior Management in Sevan Marine

PROPOSAL #11.1: Authorize the Board of Directors for         ISSUER            YES             FOR                  FOR

the withdrawal of the existing authorizations to

increase the share capital

PROPOSAL #11.2: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

increase the share capital to part finance capital

requirements of the Company, including those relating

 to engineering, construction, equipment and/or

operations of Sevan units as well as in relation to

acquisition of enterprises

PROPOSAL #11.3: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

increase the share capital in connection to Employee

Stock Option Programmes and scope of stock option

allocation

PROPOSAL #12: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

acquire treasury shares

PROPOSAL #13: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

issue convertible loans

PROPOSAL #14: Amend the Articles of Association:                ISSUER            YES             FOR                  FOR

approve that Section 8 of the Articles of Association

 is deleted

PROPOSAL #15: Approve the notice period for EGMs                ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEVAN MARINE ASA, TANANGER

  TICKER:                  N/A                 CUSIP:   R776D4103

  MEETING DATE:      7/14/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the general meeting by the          ISSUER            YES             FOR                  FOR

Chairman of the Board of Directors; registration of

attending shareholders

PROPOSAL #2.: Elect the Chairman of the meeting                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Elect 1 person to sign the minutes                ISSUER            YES             FOR                  FOR

together with the Chairman of the meeting

PROPOSAL #4.: Approve the notice for meeting and the         ISSUER            YES             FOR                  FOR

agenda

PROPOSAL #5.: Approve the information on the                       ISSUER            YES             FOR                  FOR

operations and financing requirements of the Group

PROPOSAL #6.: Approve to increase the share capital,         ISSUER            YES             FOR                  FOR

share issue 1 - private placement directed at

institutional investors in Norway and Internationally

PROPOSAL #7.: Approve to increase the share capital,         ISSUER            YES             FOR                  FOR

share issue 2 - subsequent placement, by authorize

the Board of Directors with partial preferential

allocation to shareholders of the Company as of 26

JUN 2009, holding 59.999 shares or less, unless they

participated in the share issue 1

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEVEN NETWORK LTD

  TICKER:                  N/A                 CUSIP:   Q8461W106

  MEETING DATE:      11/9/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the statements         ISSUER             NO              N/A                  N/A

of financial performance and the financial position

of the Company and the consolidated financial

statements of the Company and the entities it

controlled for the FYE 27 JUN 2009, together with the

 statements and the reports of the Directors and the

Auditors attached to the financial statements

PROPOSAL #2.: Adopt the remuneration report of the            ISSUER            YES             FOR                  FOR

Company for the FYE 27 JUN 2009

PROPOSAL #3.: Re-elect Mr. David John Leckie as a              ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with Article 11.3 of the Company's

Constitution

PROPOSAL #4.: Re-elect Mrs. Elizabeth Dulcie Boling          ISSUER            YES             FOR                  FOR

as a Director of the Company, who retires by rotation

 in accordance with Article 11.3 of the Company's

Constitution

PROPOSAL #5.: Re-elect Mr. Ryan Kerry Stokes as a              ISSUER            YES         AGAINST           AGAINST

Director of the Company, who retires by rotation in

accordance with Article 11.3 of the Company's

Constitution

PROPOSAL #6.: Approve, for all purposes the                        ISSUER            YES         AGAINST           AGAINST

acquisition by Mr. David John Leckie of 3,000,000

options and, in consequence of exercise of those

options, fully paid ordinary shares in the Company,

as specified

PROPOSAL #7.: Approve, for all purposes the                        ISSUER            YES         AGAINST           AGAINST

acquisition by Mr. Bruce Ian McWilliam of 2,000,000

options and, in consequence of exercise of those

options, fully paid ordinary shares in the Company,

as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEVEN NETWORK LTD

  TICKER:                  N/A                 CUSIP:   Q8461W106

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve, for the purpose of Section 411         ISSUER            YES             FOR                  FOR

of the Corporations Act 2001  Cth and for all other

purposes, the scheme of arrangement to be made

between the Company and the holders of fully paid

ordinary shares in the Company  as specified  with or

 without modifications as approved by the Supreme

Court of New South Wales

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEVEN NETWORK LTD

  TICKER:                  N/A                 CUSIP:   Q8461W106

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: That, for the purpose of Section 411 of        ISSUER             NO              N/A                  N/A

 the Corporations Act 2001 [Cth] and for all other

purposes, the scheme of arrangement to be made

between the Company and the holders of fully paid

ordinary shares in the Company [as specified] is

approved, with or without modifications as approved

by the Supreme Court of New South Wales

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEVERFIELD-ROWEN PLC, THIRSK NORTH YORKSHIRE

  TICKER:                  N/A                 CUSIP:   G80568135

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Directors' report         ISSUER            YES             FOR                  FOR

and financial statements for the YE 31 DEC 2009

together with the Auditors' report

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3: Re-elect G. H. Wright as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-elect A. D. Dunsmore as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-appoint Deloitte LLP as the Auditors         ISSUER            YES             FOR                  FOR

of the Company to hold office until the conclusion of

 the AGM of the Company in 2011 and authorize the

Directors to determine their remuneration

PROPOSAL #6: Approve and adopt the Trust Deed and              ISSUER            YES             FOR                  FOR

Rules of the Severfield-Rowen Plc Share Incentive

Plan  as specified , the principal terms of which are

 summarized in Appendix to this AGM Notice, authorize

 the Directors of the Company to make such amendments

 to the said Trust Deed and Rules as may be necessary

 to obtain the approval of HM Revenue and Customs to

the same and to do all things necessary or expedient

to carry the said Trust Deed and Rules into effect

PROPOSAL #7: Authorize the Directors, for the                     ISSUER            YES             FOR                  FOR

purposes of Section 551 of the Companies Act 2006

the Act , to allot shares and grant rights to

subscribe for, or convert any security into, shares:

a) up to an aggregate nominal amount  within the

meaning of Section 551(3) and (6) of the Act  of GBP

741,330  such amount to be reduced by the nominal

amount allotted or granted under b) below in excess

of such sum ; and b) comprising equity securities  as

 defined in Section 560 of the Act  up to an

aggregate nominal amount  within the meaning of

Section 551(3) and (6) of the Act  of GBP 1,484,887

such amount to be reduced by the allotments or grants

 made under (a)  in connection with or pursuant to an

 offer or invitation by way of a rights issue in

favour of holders of ordinary shares in CONT

PROPOSAL #CONT: CONT proportion  as nearly as                     ISSUER             NO              N/A                  N/A

practicable  to the respective number of ordinary

shares held by them on the record date for such

allotment  and holders of any other class of equity

securities entitled to participate therein or if the

Directors consider it necessary, as permitted by the

rights of those securities , but subject to such

exclusions or other arrangements as the Directors may

 consider necessary or appropriate to deal with

fractional entitlements, treasury shares, record

dates or legal, regulatory or practical difficulties

which may arise under the laws of, or the

requirements of any regulatory body or stock exchange

 in any territory or any other matter whatsoever,

provided that such  Authority expires the earlier of

the conclusion of the AGM of the Company in 2011 or

PROPOSAL #CONT: CONT  save that the Company may                 ISSUER             NO              N/A                  N/A

before such expiry make any offer or agreement which

would or might require shares to be allotted or

rights to be granted, after such expiry and the

Directors may allot shares, or grant rights to

subscribe for or to convert any security into shares,

 in pursuance of any such offer or agreement as if

the authority conferred by this Resolution had not

PROPOSAL #S.8: Authorize the Directors, subject to            ISSUER            YES             FOR                  FOR

the passing of Resolution 7 as specified in the

notice of this AGM, pursuant to Sections 570(1) and

573 of the Act to allot equity securities of the

Company  as defined in Section 560 of the Act for

cash pursuant to the general authority conferred by

Resolution 7 as specified in the notice of this AGM,

as if Section 561 of the Act did not apply to such

allotment, provided that this power shall be limited

to the allotment of equity securities for cash: a) in

 connection with or pursuant to an offer of or

invitation to acquire equity securities  but in the

case of the authority granted under Resolution 7(b),

by way of a rights issue only in favour of holders of

 ordinary shares in proportion  as nearly as

practicable  to the respective number of ordinary

PROPOSAL #CONT: CONT on the record date for such                ISSUER             NO              N/A                  N/A

allotment  and holders of any other class of equity

securities entitled to participate therein or if the

Directors consider it necessary, as permitted by the

rights of those securities  but subject to such

exclusions or other arrangements as the Directors may

 consider necessary or expedient to deal with

fractional entitlements, record dates or legal or

practical problems under the laws of any territory or

 the regulations or requirements of any regulatory

authority or any stock exchange in any territory or

any other matter whatsoever; and b) in the case of

the authorization granted under Resolution 7(a)

otherwise than pursuant to Sub-Paragraph (a), up to

an aggregate nominal amount of GBP 111,311, and

Authority expires the earlier at the conclusion of

the AGM of the Company in 2011, or on 30 June 2011 ;

PROPOSAL #CONT: CONT the Company may before such                ISSUER             NO              N/A                  N/A

expiry make an offer or agreement that would or might

 require equity securities to be allotted after such

expiry, and the Directors may allot equity securities

 in pursuance of such offer or agreement as if the

power conferred by this resolution had not expired

PROPOSAL #S.9: Authorize the Company, for the                     ISSUER            YES             FOR                  FOR

purposes of Section 701 of the Act to make market

purchases  within the meaning of Section 693(4) of

the Act  of ordinary shares of 2.5p each in its

capital on such terms and in such a manner as the

Directors may from time to time determine, provided

that: a) the maximum number of shares which may be so

 purchased is 8,904,869 which represents 10% of the

issued ordinary share capital as at 21 APR 2010; b)

the minimum price that may be so paid is 2.5p per

ordinary share  exclusive of expenses, if any ; c)

the maximum price which may be so paid for each

ordinary share shall not exceed an amount  exclusive

of expenses  equal to 105% of the average of the

middle market quotations of the ordinary shares as

derived from the Daily Official List of The London

PROPOSAL #CONT: CONT for the five business days                 ISSUER             NO              N/A                  N/A

immediately preceding the date on which such share is

 contracted to be purchased; d)  Authority expires

the earlier of the conclusion of the next AGM of the

Company to be held in 2011, or on 30 June 2011 ; e)

the Company may, before this authority expires, make

a contract to purchase ordinary shares that would or

might be executed wholly or partly after the expiry

of this authority, and may make purchases of ordinary

 shares pursuant to it as if this authority had not

expired

PROPOSAL #S.10: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the Companies Act 2006, are to be

treated as provisions of the Company's Articles of

Association; and adopt the Articles of Association as

 specified as the Articles of Association of the

Company in substitution for, and to the exclusion of,

 the existing Articles of Association of the Company

PROPOSAL #S.11: Approve, that a general meeting of            ISSUER            YES             FOR                  FOR

the Company  other than an AGM  may be called on not

less than 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEWON CELLONTECH CO LTD

  TICKER:                  N/A                 CUSIP:   Y7675F116

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 4th balance sheet, income            ISSUER            YES             FOR                  FOR

statement and disposition of retained earning

PROPOSAL #2: Election of Jeongho Jang, Yejun Ahn,              ISSUER            YES             FOR                  FOR

Noseon Gwak, Yongjang Song as the Inside and Non

Executive Directors and Yong Chul Kim & Byung Wook

Kim as the Outside Directors

PROPOSAL #3: Election of Giltaek Ju as an Auditor               ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SFA ENGINEERING CORPORATION, CHANGWON

  TICKER:                  N/A                 CUSIP:   Y7676C104

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Election of Won, Jin as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the remuneration for Director             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SGL CARBON SE, WIESBADEN

  TICKER:                  N/A                 CUSIP:   D6949M108

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the Group financial

 statements, the Group annual report, and the reports

 pursuant to Sections 289[4] and 315[4] of the German

 Commercial Code

PROPOSAL #2.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #3.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #4.: Appointment of the Auditors for the              ISSUER            YES             FOR                  FOR

2010 FY: Ernst + Young AG, Frankfurt

PROPOSAL #5.: Approval of the remuneration system for        ISSUER            YES             FOR                  FOR

 the Board of Managing Directors

PROPOSAL #6.: Election of Susanne Klatten to the                ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #7.: Resolution on the reduction of the                ISSUER            YES             FOR                  FOR

contingent capital, and the corresponding amendment

to the Articles of Association, the current

contingent capital shall be reduced to EUR 20,480,000

PROPOSAL #8.: Resolution on the authorization to                ISSUER            YES             FOR                  FOR

issue convertible and/or warrant bonds, the creation

of further contingent capital, and the corresponding

amendments to the Articles of Association, the Board

of Managing Directors shall be authorized, with the

consent of the Supervisory Board, to issue bonds of

up to EUR 500,000,000 conferring conversion or option

 rights for new shares of the Company, on or before

29 APR 2015.Shareholders shall be granted

subscription rights except, for the issue of bonds

conferring conversion and/or option rights for shares

 of the Company of up to 10% of the share capital if

such bonds are issued at a price not materially below

 their theoretical market value, for residual

amounts, and for the granting of such rights to other

 bondholders, the share capital shall be increased

accordingly by up to EUR 35,840,000 through the issue

 of up to 14,000,000 new bearer no-par shares,

insofar as conversion or option rights are exercised

[contingent capital 2010]

PROPOSAL #9.: Authorization to acquire own shares,            ISSUER            YES             FOR                  FOR

the Company shall be authorized to acquire own shares

 of up to 10% of its share capital, at prices not

deviating more than 10% from the market price of the

shares, on or before 29 APR 2015, the Board of

Managing Directors shall be authorized to dispose of

the shares in a manner other than the Stock Exchange

or by way of a rights offering if the shares are sold

 at a price not materially below their market price,

to use the shares for acquisition purposes, for

satisfying option or conversion rights or within the

scope of the Company's Matching Share Plan, to offer

the shares to employees of the Company [or its

affiliates] or to holders of conversion or option

rights, and retire the shares

PROPOSAL #10.: Amendments to the Articles of                       ISSUER            YES             FOR                  FOR

Association in accordance with the Law on the

Implementation of the Shareholder Rights Directive

[ARUG] Section 14[2], in respect of the day of the

convocation not being included in the calculation of

the deadline Section 15[1], in respect of

shareholders being entitled to participate in and

vote at the shareholders. meeting if they register

with the Company by the sixth day prior to the

meeting Section 15[2]3, in respect of shareholders

being obliged to provide evidence of their

shareholding as per the statutory record date Section

 17[2], in respect of proxy-voting instructions being

 issued as stipulated by law or in another manner

determined by the Company and the Company being

authorized to reject one or more proxies, if a

shareholder appoints more than one proxy Section

17[3], in respect of the Board of Managing Directors

being authorized to permit shareholders to absentee

PROPOSAL #11.: Approval of the amendments to the                ISSUER            YES             FOR                  FOR

control and profit transfer agreements with SGL

CARBON Beteiligung GmbH, SGL CARBON GmbH, and SGL

Technolgies GmbH

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SGSB GROUP CO LTD, SHANGHAI

  TICKER:                  N/A                 CUSIP:   Y7678C102

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the work report of the Board of         ISSUER            YES         ABSTAIN           AGAINST

Directors

PROPOSAL #2: Approve the work report of the                        ISSUER            YES         ABSTAIN           AGAINST

Supervisory Committee

PROPOSAL #3: Amend the Company's Articles of                       ISSUER            YES         ABSTAIN           AGAINST

Association

PROPOSAL #4: Approve the 2009 work report of finance         ISSUER            YES         ABSTAIN           AGAINST

and 2010 main indicators of comprehensive budget

PROPOSAL #5: Approve the 2009 Profit Distribution              ISSUER            YES         ABSTAIN           AGAINST

Plan are as follows:  1  cash dividend/10 shares  tax

 included : CNY 0.0000  2  bonus issue from profit

share/10 shares : none  3  bonus issue from capital

reserve  share/10 shares : none

PROPOSAL #6: Approve the payment of 2009 audit fee             ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #7: Appointment of 2010 Audit Firm                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #8: Approve the 2010 loan plan and guarantee        ISSUER            YES         ABSTAIN           AGAINST

 for subsidiaries

PROPOSAL #9: Approve the adjustment to the Directors         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #10: Approve the by-election of Supervisors         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #11: Approve the 2009 work report of                     ISSUER            YES         ABSTAIN           AGAINST

Independent Directors

PROPOSAL #12: Approve the restructuring and setup a          ISSUER            YES         ABSTAIN           AGAINST

Company

PROPOSAL #13: Approve the Company's Controlled                   ISSUER            YES         ABSTAIN           AGAINST

subsidiary to sell stake held in its wholly-owned

subsidiary

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHAFTESBURY PLC REIT, LONDON

  TICKER:                  N/A                 CUSIP:   G80603106

  MEETING DATE:      2/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial        ISSUER            YES         AGAINST           AGAINST

 statements for the YE 30 SEP 2009, and the reports

of the Directors and Auditors

PROPOSAL #2.: Approve the report on Directors'                   ISSUER            YES             FOR                  FOR

Remuneration for the YE 30 SEP 2009

PROPOSAL #3.: Declare a final dividend for the YE 30         ISSUER            YES             FOR                  FOR

SEP 2009 of 4.75 pence per Ordinary Share payable on

19 FEB 2010 to holders of Ordinary Shares registered

at the close of business on 29 JAN 2010

PROPOSAL #4.: Re-elect P.J. Manser as a Director of          ISSUER            YES         AGAINST           AGAINST

the Company

PROPOSAL #5.: Re-elect J.R.K. Emly as a Director of          ISSUER            YES         AGAINST           AGAINST

the Company

PROPOSAL #6.: Elect O.J.D. Marriott as a Director of         ISSUER            YES         AGAINST           AGAINST

the Company

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES         AGAINST           AGAINST

as the Auditors of the Company from the end of the

Meeting until the end of the next general meeting

which financial statements are laid before the Company

PROPOSAL #8.: Authorize the Directors to agree the            ISSUER            YES         AGAINST           AGAINST

remuneration of the Auditors

PROPOSAL #9.: Authorize the Directors, in                            ISSUER            YES             FOR                  FOR

substitution for all previous authorities pursuant to

 Section 551 of the Companies Act 2006  the 2006 Act

, to exercise all powers of the Company to allot

relevant securities as defined in Section 551 of the

2006 Act up to an aggregate nominal amount of GBP

18,269,000 consisting of 73,076,000 ordinary shares

of 25 pence each;  Authority expires at the earlier

of the conclusion of the next AGM or 15 months ; and

the Directors may allot relevant securities after the

 expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry

PROPOSAL #S.10: Authorize the Directors, in                        ISSUER            YES             FOR                  FOR

substitution of all existing powers and pursuant to

Sections 570 and 573 of the 2006 Act, to allot equity

 securities  Section 570 and 573 of the 2006 Act : a)

 for cash pursuant to the authority conferred by

Resolution 9; or b) by way of the sale of treasury

shares  Section 726 of the 2006 Act , for cash,

disapplying the statutory pre-emption rights Section

561 of the 2006 Act , to any such allotment provided

that this power is limited to the allotment of equity

 securities: i) in connection with a rights issue in

favor of ordinary shareholders to the respective

number ordinary shares of 25 pence each; and ii) up

to an aggregate nominal amount of GBP 2,836,000

consisting of 11,344,000 ordinary shares of 25 pence

each; Authority expires the earlier of the conclusion

 of the next AGM of the Company or 15 months ; and

the Directors may allot equity securities after the

expiry of this authority in pursuance of suc

PROPOSAL #S.11: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases  Section 693(4) of the 2006 Act  of up to

22,600,000 ordinary shares issued as of 27 NOV 2009

representing 10% of the issued share capital of the

Company  of 25 pence each in the capital of the

Company, at a minimum price of GBP 0.25 and not more

than 5% above the average middle market quotations

for such shares derived from the London Stock

Exchange Daily Official List, over the previous 5

business days;  Authority expires the earlier of the

conclusion of the AGM of the Company or 15 months ;

the Company, before the expiry, may make a contract

to purchase ordinary shares which will or may be

executed wholly or partly after such expiry

PROPOSAL #12: Authorize the Company and any Company          ISSUER            YES             FOR                  FOR

which is or becomes a subsidiary of the Company,

pursuant to Section 366 of the Companies Act 2006

the 2006 Act  to make donations to EU political

organizations not exceeding GBP 100,000 and to incur

EU political expenditure not exceeding GBP 100,000,

provided that any such donations and/or EU political

expenditure made or incurred by the Company does not

exceed an aggregate of GBP 100,000;  Authority

expires the earlier of the conclusion of the

Company's next AGM or 15 months ; and the Company

shall not use the authority granted other than in

continuation of its business activities and the

Company's policy of making no direct contributions to

 political parties shall remain unchanged

PROPOSAL #S.13: Amend, with effect from the                        ISSUER            YES             FOR                  FOR

conclusion of the meeting, the Articles of

Association of the Company by deleting all the

provisions of the Company's Memorandum of Association

 which, by virtue of Section 28 of the 2006 Act, are

to be treated as provisions of the Company's Articles

 of Association; any limit previously imposed on the

Company's authorized share capital whether by the

Company's Memorandum of Association or Articles of

Association or by resolution in general meeting be

removed; and approve and adopt the Articles of

Association as specified as the new Articles of

Association of the Company in substitution for, and

to the exclusion of, the then current Articles of

PROPOSAL #S.14: Approve to call a general meeting of         ISSUER            YES             FOR                  FOR

the Company other than an AGM at any time to the end

of the Company's AGM on not less than 14 clear day's

notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHANGHAI BAOSIGHT SOFTWARE CO LTD

  TICKER:                  N/A                 CUSIP:   Y7691Z104

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 work report of the                ISSUER            YES         ABSTAIN           AGAINST

Board of Directors

PROPOSAL #2: Approve the 2009 work report of the                ISSUER            YES         ABSTAIN           AGAINST

Supervisory Committee

PROPOSAL #3: Approve the 2009 annual report and its          ISSUER            YES         ABSTAIN           AGAINST

abstract

PROPOSAL #4: Approve the 2009 financial resolution            ISSUER            YES         ABSTAIN           AGAINST

report

PROPOSAL #5: Approve the 2009 Profit Distribution              ISSUER            YES         ABSTAIN           AGAINST

Plan are as follows: 1) cash dividend/10 shares  Tax

included : CNY 3.0000; 2) bonus issue from profit

share/10 shares : none; and 3) bonus issue from

capital reserve  share/10 shares : none

PROPOSAL #6: Approve the 2010 financial budget report        ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #7: Re-appoint the 2010 Audit Firm                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #8: Approve the 2010 connected transactions         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #9: Approve the implementation of Incentive         ISSUER            YES         ABSTAIN           AGAINST

Payment Postponement Plan for core professional staff

PROPOSAL #10: Re-elect the Directors and Supervisors         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #11: Approve the allowance for Independent          ISSUER            YES         ABSTAIN           AGAINST

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHANGHAI DAJIANG (GROUP) STOCK CO LTD

  TICKER:                  N/A                 CUSIP:   Y7679K103

  MEETING DATE:      9/11/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect the Board of Directors                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Re-elect the Supervisory Committee                ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the allowance for Directors and        ISSUER            YES             FOR                  FOR

 Supervisors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHANGHAI DIESEL ENGINE CO LTD

  TICKER:                  N/A                 CUSIP:   Y7679L101

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #2: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Supervisory Committee

PROPOSAL #3: Approve the 2009 financial resolution            ISSUER            YES             FOR                  FOR

report and 2010 financial budget report

PROPOSAL #4: Approve the 2009 profit distribution              ISSUER            YES             FOR                  FOR

plan are as follows: 1) cash dividend/10 shares (tax

included): CNY 0.5000 2) bonus issue from profit

(share/10 shares): none 3) bonus issue from capital

reserve (share/10 shares): none

PROPOSAL #5: Approve the 2009 annual report and its          ISSUER            YES             FOR                  FOR

abstract

PROPOSAL #6: Re-appoint the 2010 Audit Firm                         ISSUER            YES             FOR                  FOR

PROPOSAL #7: Approve the 2009 work report of                       ISSUER            YES             FOR                  FOR

Independent Directors

PROPOSAL #8: Approve the 2010 continuing connected            ISSUER            YES             FOR                  FOR

transactions

PROPOSAL #9: Approve the by-election of Directors               ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHANGHAI FORTE LAND CO LTD

  TICKER:                  N/A                 CUSIP:   Y7683C105

  MEETING DATE:      8/18/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Articles 21 and 94 of the            ISSUER            YES             FOR                  FOR

Articles of Association of the Company

PROPOSAL #2.: Approve the appointment of Mr. Zhang            ISSUER            YES             FOR                  FOR

Hua as an Executive Director of the Company with

effect from the date of approval of the amendment to

the Articles of Association of the Company under

Resolution 1 by the Ministry of Commerce of the PRC

or its authorized branches; and authorize the Board

to determine his remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHANGHAI FORTE LAND CO LTD

  TICKER:                  N/A                 CUSIP:   Y7683C105

  MEETING DATE:      9/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1.A: Approve the Proposed A Share Issue          ISSUER            YES             FOR                  FOR

and each of the proposed terms and conditions as

specified

PROPOSAL #S.1.B: Approve, subject to the passing of          ISSUER            YES             FOR                  FOR

Special Resolution 1.A above, the specified terms and

 conditions in relations to the use of proceeds A

Share Issue as specified

PROPOSAL #S.1.C: Approve, subject to the passing of          ISSUER            YES             FOR                  FOR
Special Resolution 1.A above, the Proposed A Share

Issue and the specified terms and conditions in

relation to the authorization to be given to the

Board as specified

PROPOSAL #S.1.D: Approve the Special Resolutions 1.A,        ISSUER            YES             FOR                  FOR

 1.B and 1.C above will be effective for a period of

a 1 year from the date of approval at the EGM and the

 Class Meetings

PROPOSAL #S.2: Amend the Articles of Association of          ISSUER            YES             FOR                  FOR

the Company as specified and authorize the Board to

deal with the relevant application, approval,

registration, filing procedures and other related

issues arising form the amendments of the Articles of

 Association and to make further amendments to the

Articles of Association in order to fulfill any

request that may be raised or made by the relevant

authorities during the approval and/or registration

of the amendments to the Articles of Association

PROPOSAL #3.: Approve and adopt the rules and                     ISSUER            YES             FOR                  FOR

procedure of shareholders' general meetings [as

specified] and authorize the Board to make further

amendments to the rules and procedures of

shareholders' general meetings in orders to fulfill

any request that may be raised or made by the

relevant authorities; the rules and procedures of

shareholders' general meetings shall take effect

conditional upon the completion of the proposed A

share issue, obtaining any approval from the relevant

 authorities [if applicable] and amend the Articles

of Association as specified

PROPOSAL #4.: Approve and adopt the rules and                     ISSUER            YES             FOR                  FOR

procedures of the Board [as specified] and authorize

the Board to make further amendments to the rules and

 procedures of the Board in order to fulfill any

request that may be raised or made by the relevant

authorities; the rules and procedures of the Board

shall take effect conditional upon the completion of

the proposed A share issue, obtaining any approval

from the relevant authorities [if applicable] and

amend the Articles of Association as specified

PROPOSAL #5.: Approve and adopt the rules and                     ISSUER            YES             FOR                  FOR

procedures of the Supervisory Committee [as

specified] and authorize the Board to make further

amendments to the rules and procedures of the

Supervisory Committee in order to fulfill any request

 that may be raised or made by the relevant

authorities; the rules and procedures of the

Supervisory Committee shall take effect conditional

upon the completion of the proposed A share issue,

obtaining any approval from the relevant authorities

[if applicable] and amend the Articles of Association

PROPOSAL #6.: Approve and adopt the Independent                 ISSUER            YES             FOR                  FOR

Directors Rules [as specified] and authorize the

Board to make further amendments of the Independent

Directors Rules in order to fulfill any request that

may be raised or made by the relevant authorities;

Independent Directors Rules shall take effect

conditional upon the approval completion of the

proposed A share issue, obtaining any from the

relevant authorities [if applicable] and amend the

Articles of Association as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHANGHAI FORTE LAND CO LTD

  TICKER:                  N/A                 CUSIP:   Y7683C105

  MEETING DATE:      9/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1.A: Approve, the Proposed A Share Issue         ISSUER            YES             FOR                  FOR

and each of the following proposed terms and

conditions: Types of securities to be issued: A

Shares; Place of listing: Shanghai Stock Exchange;

Number of A shares to be issued: 285,000,000 A Shares

 of RMB 0.20 each, the final number of A Shares to be

 issued and the structure of the issue will be

subject to adjustments made by the Board as

authorized by the Shareholders at the EGM and the

Class Meetings, and approval the relevant

authorities; Target subscribers: the PRC Public and

Institutional Investors [i.e PRC Individuals and

Institutional Investors recognized in the PRC] having

 A Share accounts with the Shanghai Stock Exchange],

except those prohibited under PRC laws and

regulations to invest in A shares; Nominal value: RMB

 0.20 per A Share; Rights attached to A Shares: the A

 Shares, except as otherwise provided for in the

applicable laws, rules and regulations and the

Articles of Associations, will rank pari passu in all

 respects with the Domestic shares and H Shares; once

 the Proposed A Shared Issue is completed, both new

and existing Shareholders will be entitles to share

the accumulated retained earning according to their

respective shareholdings at the time of the Proposed

A Share Issue; for the avoidance of doubt, the

holders of the A Shares will not be entitled to any

dividends declared prior to the issue of A Shares;

Basic for determining the issue price: the issue

price of the Proposed A Share Issue will be

determined be the Board based on the basis of market

conditions and the conditions prevailing in the PRC

securities market at the time of the Proposed A Share

 Issue by way of customary market consultation and

such other ways as approved by CSRC, thus the amount

of finds to be raised from the Proposed A Share Issue

 cannot be confirmed at the Latest Practicable Date,

but the offer price will not be lower than 90% of the

 higher of [i] the average closing price of the

Company's H Shares [as the case may be] on the Stock

Exchanges for the 20 trading days preceding to the

date of the A Share prospectus or [ii] the closing

price of the Company's H Shares [as the case may be]

on the Stock Exchanges on the trading day immediately

 preceding to the date of the A Share Prospectus;

Method of issue: the issue will be conducted via

placement through offline offering to Institutional

Investors as approved by the CSRC, and placement

through online subscription, or such other methods as

PROPOSAL #S.1.B: Approve, subject to the passing of          ISSUER            YES             FOR                  FOR

special resolution 1.A, the following terms and

conditions in relations to the use of proceeds A

Share Issue: Use of proceeds: the proceeds obtained

from the Proposed A Share Issue [after deducting the

costs in relation to the Proposed A Share Issue]

shall be used to facilitate the real estate

development projects of the Company and to replenish

the working capital of the Company, the Board may use

 the proceeds obtained form the Proposed A Share

Issue to the following manner: i] as to approximately

 RMB 738,000,000 for Yuanyang Street Development

Project in Chongqing; ii] the remainder will be used

as the working capital of the Company; iii] as to

approximately RMB 307,000,000 for development of the

Haofutary project in Shanghai; authorize the Board by

 the shareholders in the EGM and the Class Meetings

to adjust the use of proceeds as stated above by

taking into account the actual funds raised, the

circumstance of each of the above project, the

approval and the relevant government opinion in

relation to other land reserve projects and the

PROPOSAL #S.1.C: Authorize the Board, subject to the         ISSUER            YES             FOR                  FOR

passing of special resolution 1.A, the Proposed A

Share Issue and the following terms and conditions in

 relation to the authorization to be given to the

Board; with full power to take all necessary actions

and/ or sign any documents in connection with the

Proposed A Share Issue, including but not limited to

the following matters: to deal with the Proposed A

Share Issue and other related application procedures

and other formalities [including but not limited to

the proposed listing of the A Shares on the Shanghai

Stock Exchange]; to confirm the appropriate time of

issue, manner of issue, and to determine the issue

price of A Shares and issue quantity according to the

 market conditions and the relevant regulations; to

approve the application of the use of net proceeds

from the Proposed A Share Issue subject to the

opinion of the relevant authorities; to approve to

execute documents of contracts relating to the

Proposed A Share Issue; to make appropriate and

necessary amendments to the Articles of Association

and the Procedural Rules of the Company in connection

 with the Proposed A Shares Issue; to deal with the

registration procedure in respect of the change in

registered capital and the amendments of the Articles

 of Association upon completion of the Proposed A

Share Issue; to deal with all procedure relating to

the Proposed A Shared Issue according to the relevant

 laws, including all the procedure that are required

under the laws, regulations of the PRC and Hong Kong

and listing rules of Shanghai Stock Exchange

PROPOSAL #S.1.D: Approve, that special resolutions            ISSUER            YES             FOR                  FOR

1.A, 1.B and 1.C will be effective for a period of a

1 year from the date of approval at the EGM and the

Class Meetings

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHANGHAI FORTE LAND CO LTD

  TICKER:                  N/A                 CUSIP:   Y7683C105

  MEETING DATE:      2/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and ratify the execution of and         ISSUER            YES             FOR                  FOR

the performance by the Company of its obligations

under a supplemental agreement dated 01 DEC 2009 and

entered into between Fosun International Limited and

the Company in relation to certain amendments of the

scope of the core business of the Company as set out

under the Non-competition Agreement  as defined under

 the circular dated 21 DEC 2009 of the Company  and

set out certain further undertakings from Fosun

International Limited  the Supplemental Agreement

as specified ; and authorize any one Director of the

Company CONTD.

PROPOSAL #2: Approve and ratify the execution of and         ISSUER            YES             FOR                  FOR

the performance by the Company of its obligations

under an equity transfer agreement dated 01 DEC 2009

and entered into between Shanghai Forte Investment

Management Co., Ltd. and Shanghai Fosun Venture

Capital Investment Management Co., Ltd. each a

subsidiary of Fosun International Limited and the

Company, respectively, in relation to the acquisition

 of a 67.1% equity interest in Shanghai Resource

Property Consultancy Co., Ltd. by Shanghai Fosun

Venture Capital Investment Management Co., Ltd.  the

Equity Transfer Agreement   as specified  and the

transactions contemplated thereby; and authorize any

one Director of the Company CONTD.

PROPOSAL #S.3: Approve and ratify the amendments of          ISSUER            YES             FOR                  FOR

the Articles of Association of the Company set out as

 below  as specified ; and authorize any one Director

 of the Company to deal with on behalf of the Company

 the relevant application, approval, registration,

filing procedures and other related issues arising

from the amendments of the Articles of Association of

 the Company; and authorize the Board to make further

 amendments to the Articles of Association in order

to fulfill any request that may be raised or made by

the relevant authorities during the approval and/or

registration of the amendments to the Articles of

Association of the Company: (A) amend the Article 21

of the Articles of Association of the Company will by

 inserting the following paragraphs CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHANGHAI FORTE LAND CO LTD

  TICKER:                  N/A                 CUSIP:   Y7683C105

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors (the Board) of the Company for the YE 31

DEC 2009

PROPOSAL #2: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company for the YE 31 DEC 2009

PROPOSAL #3: Approve the audited financial statements        ISSUER            YES             FOR                  FOR

 and the report of the Auditors for the YE 31 DEC 2009

PROPOSAL #4: Approve the profit distribution proposal        ISSUER            YES             FOR                  FOR

 for the year 2009 and to declare a final dividend

for the YE 31 DEC 2009 of RMB 0.06 per share (pre tax)

PROPOSAL #5: Authorize the Board to decide matters            ISSUER            YES             FOR                  FOR

relating to the payment of interim dividend for the 6

 months ending 30 JUN 2010

PROPOSAL #6: Re-appoint Ernst & Young as the                       ISSUER            YES             FOR                  FOR

International Auditor and Ernst & Young Hua Ming as

the PRC Auditor of the Company, and authorize the

Board to determine their remuneration

PROPOSAL #7: Authorize the Board to decide proposals         ISSUER            YES         AGAINST           AGAINST

relating to guarantees for the Company's subsidiaries

 under the circumstances, the Board can approve that

the Company provides to its subsidiaries guarantees

with an amount not exceeding RMB 6 billion; 1) any

external guarantee provided by the Company and its

subsidiaries (including guarantees to its

subsidiaries) reaches or exceeds 50% of its latest

audited net assets; 2) any external guarantee

(including guarantees for.CONTD

PROPOSAL #CONT: CONTD.its subsidiaries) provided by          ISSUER             NO              N/A                  N/A

the Company reaches or exceeds 30% of its latest

audited total assets; 3) any guarantee provided by

Company to its subsidiaries with asset liability

ratio exceeding 70%; and 4) any guarantee provided by

 Company to its subsidiaries with single guarantee

amount not exceeding 10% of its latest audited net

assets;  Authority expires after 1 year

PROPOSAL #S.8: Approve, on 23 JUN 2009, the Company's        ISSUER            YES             FOR                  FOR

 2008 AGM approved and granted a general mandate to

the Board to issue, allot and deal with additional

Domestic Shares not exceeding 20% of the Domestic

Shares in issue and additional H Shares not exceeding

 20% of the H Shares in issue and authorize the Board

 to make corresponding amendments to the Articles of

Association of the Company as it thinks fit so as to

reflect the new capital structure upon the allotment

or.CONTD

PROPOSAL #CONT: CONTD.issuance of shares (allotment          ISSUER             NO              N/A                  N/A

and issuance), based on the fact that Company has

submitted the application for H share allotment and

issuance to China Securities Regulatory Commission

(CSRC), it is currently in pending status, to ensure

such matter continued to be effective, to extend the

effective period for allotment and issuance, which

was approved and granted in the Company's 2008 AGM on

 23 JUN 2009;  Authority expires the earlier of the

conclusion of the next AGM of the Company after

passing this resolution or 12 months

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHANGHAI JIN JIANG INTERNATIONAL HOTELS (GROUP) CO

  TICKER:                  N/A                 CUSIP:   Y7688D108

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company (the Board) for the YE 31

DEC 2009

PROPOSAL #2: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company (the Supervisory Committee)

for the YE 31 DEC 2009

PROPOSAL #3: Approve the audited financial statements        ISSUER            YES             FOR                  FOR

 and the Auditors' report of the Company and of the

Group as at and for the YE 31 DEC 2009

PROPOSAL #4: Approve the proposed Profit Distribution        ISSUER            YES             FOR                  FOR

 Plan and the Final Dividend Distribution Plan of the

 Company for the YE 31 DEC 2009 and to authorize the

Board to distribute such dividend to its shareholders

PROPOSAL #5: Appointment of PricewaterhouseCoopers,          ISSUER            YES             FOR                  FOR

Hong Kong Certified Public Accountants as the

Company's International Auditors to hold office until

 the conclusion of the next AGM of the Company and

ratify the determination of its remuneration by the

Audit Committee of the Board

PROPOSAL #6: Appointment of PricewaterhouseCoopers            ISSUER            YES             FOR                  FOR

Zhong Tian CPAs Company Limited as the Company's PRC

Auditors to hold office until the conclusion of the

next AGM of the Company and ratify the determination

of its remuneration by the Audit Committee of the

PROPOSAL #S.7: Authorize the Board to issue, allot            ISSUER            YES             FOR                  FOR

and deal with additional shares in the capital of the

 Company, and to make or grant offers, agreements and

 options in respect thereof, details of which are set

 out in the notice of the meeting dated 28 APR 2010

PROPOSAL #8: Approve the proposals (if any) put                 ISSUER            YES             FOR                  FOR

forward at such meeting by any shareholder(s) of the

Company holding 5% or more of the Company's shares

carrying the right to vote at such meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHANGHAI PRIME MACHINERY COMPANY LTD

  TICKER:                  N/A                 CUSIP:   Y7687Y103

  MEETING DATE:      12/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appoint Mr. Zheng Yuanhu as an                       ISSUER            YES             FOR                  FOR

Executive Director of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHANGHAI PRIME MACHINERY COMPANY LTD

  TICKER:                  N/A                 CUSIP:   Y7687Y103

  MEETING DATE:      2/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Ratify and approve the Proposed                       ISSUER            YES             FOR                  FOR

Acquisition and the Zhenhua Acquisition Agreement  as

 specified  and all transactions contemplated to be

entered in accordance to the agreement signed on 04

DEC 2009 in connection therewith; and authorize the

Board of Directors of the Company to exercise all the

 powers of the Company and to do all things and acts

and execute all documents  including under the seal

of the Company  as might in their opinion be

necessary, desirable or expedient in connection with

the Proposed Acquisition

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHANGHAI PRIME MACHINERY COMPANY LTD

  TICKER:                  N/A                 CUSIP:   Y7687Y103

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company for the year 2009

PROPOSAL #2: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company for the year 2009

PROPOSAL #3: Approve the report of the Independent            ISSUER            YES             FOR                  FOR

Auditors and the Company's audited financial

statements for the year 2009

PROPOSAL #4: Approve the Profit Distribution Plan and        ISSUER            YES             FOR                  FOR

 the recommendation for dividend for the year 2009

PROPOSAL #5: Re-appoint Ernst & Young Hua Ming as the        ISSUER            YES             FOR                  FOR

 Company's PRC Auditors and Ernst & Young as the

Company's International Auditors for the year 2010

until the conclusion of the next AGM and authorize

the Board of Directors of the Company to determine

the Auditors' remunerations

PROPOSAL #6: Approve the Policy on remunerations of          ISSUER            YES             FOR                  FOR

the Directors and Supervisors (non-employee

representatives) of the Company for the year 2010 and

 ratify the remunerations paid to the Directors and

Supervisors (non-employee representatives) of the

Company during the year 2009

PROPOSAL #7.A: Appointment of Mr. Yu Xiufeng as an            ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #7.B: Appointment of Mr. Xu Jianguo as an            ISSUER            YES             FOR                  FOR

Executive Director of the Company

PROPOSAL #7.C: Appointment of Mr. Ling Hong as an              ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the

PROPOSAL #7.D: Appointment of Mr. Xu Chao as a                   ISSUER            YES             FOR                  FOR

Supervisor of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHANGHAI YAOHUA PILKINGTON GLASS CO LTD

  TICKER:                  N/A                 CUSIP:   Y7698W104

  MEETING DATE:      9/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the adjustment to the Directors        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHANKS GROUP PLC, GLASGOW

  TICKER:                  N/A                 CUSIP:   G80661104

  MEETING DATE:      7/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited accounts for the YE        ISSUER            YES         AGAINST           AGAINST

 31 MAR 2009 together with the Directors' and the

Auditors's reports thereon

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the YE 31 MAR 2009

PROPOSAL #3.: Elect Chris Surch as a Director of the         ISSUER            YES             FOR                  FOR

Company

PROPOSAL #4.: Re-elect Adrian Auer as a Director of          ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #5.: Re-elect Eric van Amerongen as a                   ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #6.: Re-elect Mr. Peter Johnson as a                     ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #7.: Re-elect Dr. Stephen Riley as a                     ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #8.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES         AGAINST           AGAINST

as the Auditors of the Company and authorize the

Directors to determine their remuneration

PROPOSAL #9.: Approve to provide limited authority to        ISSUER            YES             FOR                  FOR

 make political donations and to incur political

expenditure

PROPOSAL #10.: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

relevant securities

PROPOSAL #S.11: Approve to dis-apply pre-emption                ISSUER            YES             FOR                  FOR

rights on allotments of shares for cash

PROPOSAL #S.12: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases of its own ordinary shares

PROPOSAL #S.13: Approve to call a general meeting of         ISSUER            YES             FOR                  FOR

the Company on not less than 14 clear days' notice

PROPOSAL #S.14: Approve to replace Article 87                     ISSUER            YES             FOR                  FOR

concerning re-election of the Non-Executive Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHAWCOR LTD

  TICKER:                  N/A                 CUSIP:   820904209

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of John T. Baldwin as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Election of William P. Buckley as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of James W. Derrick as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of Leslie W. J. Hutchison as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #1.5: Election of Geoffrey F. Hyland as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of Murray K. Mullen as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of John F. Petch as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Election of Robert J. Ritchie as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.9: Election of Paul G. Robinson as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.10: Election of Heather A. Shaw as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.11: Election of Virginia L. Shaw as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.12: Election of Zoltan D. Simo as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.13: Election of E. Charlie Valiquette as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #1.14: Election of Donald C. Vaughn as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Appointment of Ernst and Young LLP as            ISSUER            YES             FOR                  FOR

the Auditors of the Company and

PROPOSAL #3: Approve the employee share unit plan and        ISSUER            YES             FOR                  FOR

 the awards granted thereunder

PROPOSAL #4: Such other business                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHENG YU STEEL CO LTD

  TICKER:                  N/A                 CUSIP:   Y7741C105

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.3: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.5: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHENJI GROUP KUNMING MACHINE TOOL CO LTD

  TICKER:                  N/A                 CUSIP:   Y7710Y104

  MEETING DATE:      9/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the proposal on purchasing land        ISSUER            YES             FOR                  FOR

 for building a heavy product casting base

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHENZHEN ACCORD PHARMACEUTICAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y77422106

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #2: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Supervisory Committee

PROPOSAL #3: Approve the 2009 Annual Report and its          ISSUER            YES             FOR                  FOR

abstract

PROPOSAL #4: Approve the 2009 Profit Distribution              ISSUER            YES             FOR                  FOR

Plan; the detailed profit distribution plan are i)

cash dividend/10 shares  tax included : CNY 1.0000;

ii) Bonus issue from profit  share/10 shares : None;

iii) Bonus issue from capital reserve  share/10

shares : None

PROPOSAL #5: Approve the 2009 work report of                       ISSUER            YES             FOR                  FOR

Independent Directors

PROPOSAL #6: Approve the application for integrated          ISSUER            YES         AGAINST           AGAINST

credit quota from bank in 2010 and arrangement of the

 guarantee matters

PROPOSAL #7: Approve the continuing connected                     ISSUER            YES             FOR                  FOR

transactions between the Company and its affiliated

enterprises and the related party

PROPOSAL #8: Approve the investment in the                          ISSUER            YES             FOR                  FOR

construction of logistics centre

PROPOSAL #9: Approve the adjustment to some Directors        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHENZHEN ACCORD PHARMACEUTICAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y77422106

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend the Company's Articles of                       ISSUER            YES             FOR                  FOR

Association

PROPOSAL #2: Approve the By-election of Independent          ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #3: Approve the adjustment to partial                   ISSUER            YES             FOR                  FOR

Supervisors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHENZHOU INTERNATIONAL GROUP LTD

  TICKER:                  N/A                 CUSIP:   G8087W101

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the consolidated Audited                     ISSUER            YES             FOR                  FOR

financial statements and the reports of the

Director's and the Independent Auditor's of the

Company for the YE 31 DEC 2009

PROPOSAL #2: Approve the payment of a final dividend         ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009

PROPOSAL #3: Re-elect Mr. Chen Zhongjing as Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #4: Re-elect Mr. Ma Renhe as Director of the        ISSUER            YES             FOR                  FOR

 Company

PROPOSAL #5: Re-elect Ms. Dai Xiangbo as Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #6: Authorize the Board of Director's of the        ISSUER            YES             FOR                  FOR

 Company (the Board) to fix the remuneration of the

Director's

PROPOSAL #7: Appoint Ernst & Young as the Company's          ISSUER            YES             FOR                  FOR

Auditor's and authorize the Board to fix their

remuneration

PROPOSAL #8: Grant a General Mandate to the                        ISSUER            YES             FOR                  FOR

Director's of the Company to allot, issue and deal

with the  Company's shares

PROPOSAL #9: Grant a General Mandate to the                        ISSUER            YES             FOR                  FOR

Director's of the Company to repurchase the Company's

PROPOSAL #10: Approve to add the nominal value of the        ISSUER            YES             FOR                  FOR

 shares repurchased by the Company to the mandate

granted to the  Director's under resolution no. 8

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHERRITT INTL CORP

  TICKER:                  N/A                 CUSIP:   823901103

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Ian W. Delaney as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Election of Michael F. Garvey as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of R. Peter Gillin as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of The Honourable Marc                   ISSUER            YES             FOR                  FOR

Lalonde as a Director

PROPOSAL #1.5: Election of Edythe A. (Dee) Marcoux as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #1.6: Election of Bernard Michel as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of John R. Moses as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Election of Daniel P. Owen as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.9: Election of Sir Patrick Sheehy as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Re-appointment of Deloitte & Touch LLP          ISSUER            YES             FOR                  FOR

as the Auditors and authorize the Directors to fix

their remuneration

PROPOSAL #0: Receive the consolidated financial                 ISSUER             NO              N/A                  N/A

statements of the Corporation for the FYE 31 DEC

2009, together with the report of the Auditors thereon

PROPOSAL #3: Ratify and approve the amendment to the         ISSUER            YES             FOR                  FOR

Corporation's stock option plan  the Stock Option

Plan  increasing the maximum number of common shares

reserved for issuance under the Stock Option Plan by

5,000,000 to 17,500,000 common shares and any

amendments or variations thereto that may come before

 the Meeting

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHIH WEI NAVIGATION CO LTD

  TICKER:                  N/A                 CUSIP:   Y7755H107

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of convertible bonds                    ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 4 per share

PROPOSAL #B.3: Amend the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #B.4: Amend the procedures of monetary loans        ISSUER            YES             FOR                  FOR

 (new)

PROPOSAL #B.5: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHIHLIN ELECTRIC AND ENGINEERING CORP

  TICKER:                  N/A                 CUSIP:   Y7745Q100

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of acquisition or disposal         ISSUER             NO              N/A                  N/A

of assets

PROPOSAL #A.5: The 2009 status of joint venture in            ISSUER             NO              N/A                  N/A

people's republic of China

PROPOSAL #A.6: The explanation to the cause of the            ISSUER             NO              N/A                  N/A

exclusion of the proposals submitted by shareholders

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.2 per share

PROPOSAL #B.3: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.4: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.5: Election of Kan Chin-Yu                                 ISSUER            YES             FOR                  FOR

[ID/Shareholder No: 8085] as an Independent Director

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES             FOR               AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHIHLIN PAPER CORP

  TICKER:                  N/A                 CUSIP:   Y7746U100

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: 2009 business reports                                     ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: Status of 2009 loan to other parties,         ISSUER             NO              N/A                  N/A

endorsements and guarantees

PROPOSAL #1.3: 2009 audited reports reviewed by                 ISSUER             NO              N/A                  N/A

Supervisors

PROPOSAL #2.1: Ratify the 2009 audited reports                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit of 2009

PROPOSAL #2.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #3: Election of the Directors and Supervisors      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Other issues and extraordinary motions           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHIKUN & BINUI LIMITED

  TICKER:                  N/A                 CUSIP:   M5313B102

  MEETING DATE:      12/31/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financials statements and          ISSUER            YES             FOR                  FOR

the Directors' report for 2008

PROPOSAL #2.1: Re-appoint the officiating Director            ISSUER            YES             FOR                  FOR

Ravit Bar-Niv; the External Directors continue in

office by provision of law

PROPOSAL #2.2: Re-appoint the officiating Director            ISSUER            YES             FOR                  FOR

Ephrat Peled; the External Directors continue in

office by provision of law

PROPOSAL #2.3: Re-appoint the officiating Director            ISSUER            YES             FOR                  FOR

Irit Isaacson; the External Directors continue in

office by provision of law

PROPOSAL #2.4: Re-appoint the officiating Director            ISSUER            YES             FOR                  FOR

Nir Zichlinski; the External Directors continue in

office by provision of law

PROPOSAL #2.5: Re-appoint the officiating Director            ISSUER            YES         AGAINST           AGAINST

Shmuel Berkowitz; the External Directors continue in

office by provision of law

PROPOSAL #2.6: Re-appoint the officiating Director            ISSUER            YES             FOR                  FOR

Dan Dankner; the External Directors continue in

office by provision of law

PROPOSAL #2.7: Re-appoint the officiating Director            ISSUER            YES             FOR                  FOR

Tal Atzmon; the External Directors continue in office

 by provision of law

PROPOSAL #3.: Re-appoint the Accountant Auditors and         ISSUER            YES             FOR                  FOR

authorize the Board to fix their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHIKUN & BINUI LTD., RAMAT GAN

  TICKER:                  N/A                 CUSIP:   M5313B102

  MEETING DATE:      5/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the adoption of a new up to date        ISSUER            YES         ABSTAIN           AGAINST

 form of Articles (the provisions in the new articles

 relating to D and O liability insurance cover,

exemption or indemnity remain without any change)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHIMOJIMA CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J72456106

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHIN ZU SHING CO LTD

  TICKER:                  N/A                 CUSIP:   Y7755T101

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2009 business operations        ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: To report the 2009 audited reports               ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: To report the status of acquisition or        ISSUER             NO              N/A                  N/A

 disposal of assets

PROPOSAL #A.4: To report the status of endorsement            ISSUER             NO              N/A                  N/A

and guarantee

PROPOSAL #A.5: To report the status of joint-venture         ISSUER             NO              N/A                  N/A

in people's Republic of China

PROPOSAL #A.6: To report the status of the 2008 local        ISSUER             NO              N/A                  N/A

 unsecured convertible bonds

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

of proposed cash dividend TWD 5.5per share

PROPOSAL #B.3: Amend the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #B.4: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings and staff bonus and proposed

stock dividend of 50 for 1,000 shares held

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans, endorsement and guarantee

PROPOSAL #B.6: Election of the Directors and                       ISSUER            YES             FOR                  FOR

Supervisors

PROPOSAL #B.7: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.8: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHINDENGEN ELECTRIC MANUFACTURING CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J72724107

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve Renewal of Anti-Takeover Defense        ISSUER            YES         AGAINST           AGAINST

 Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHIN-ETSU POLYMER CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J72853112

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Giving the Board of Directors the                 ISSUER            YES         AGAINST           AGAINST

Authority to Issue Stock Acquisition Rights as Stock

Options to Employees of the Company and Directors of

 Subsidiaries of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHINING BUILDING BUSINESS CO LTD

  TICKER:                  N/A                 CUSIP:   Y77507104

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: The status of canceling endorsement            ISSUER             NO              N/A                  N/A

and guarantee to subsidiary

PROPOSAL #1.2: The revision for the rules of the                ISSUER             NO              N/A                  N/A

Board meeting

PROPOSAL #1.3: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #1.4: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #2.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1 per share

PROPOSAL #2.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings  proposed stock dividend: 100

for 1,000 shares held

PROPOSAL #2.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #2.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans, endorsement and guarantee

PROPOSAL #2.6: Election of the Directors and                       ISSUER            YES             FOR                  FOR

Supervisors

PROPOSAL #3: Other issues and extraordinary motions           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHINKAWA LTD.

  TICKER:                  N/A                 CUSIP:   J72982101

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHINKO PLANTECH CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J73456105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHINKO SHOJI CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J73369118

  MEETING DATE:      9/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHINKO SHOJI CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J73369118

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint Accounting Auditors                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHINKONG SYNTHETIC FIBERS CO LTD

  TICKER:                  N/A                 CUSIP:   Y77522103

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of the local unsecured                ISSUER             NO              N/A                  N/A

convertible Corporate bonds

PROPOSAL #A.5: The proposal of merger with the                   ISSUER             NO              N/A                  N/A

subsidiary

PROPOSAL #A.6: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #A.7: The explanation for nil proposals                ISSUER             NO              N/A                  N/A

submitted by shareholders

PROPOSAL #A.8: The status of the private placement in        ISSUER             NO              N/A                  N/A

 common shares in year 2009

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.22per share

PROPOSAL #B.3: Approve the issuance of new shares via        ISSUER            YES             FOR                  FOR

 private placement

PROPOSAL #B.4: Approve the increase on investment              ISSUER            YES         AGAINST           AGAINST

quota in people's republic of China

PROPOSAL #B.5: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.7: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.8: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHINMAYWA INDUSTRIES,LTD.

  TICKER:                  N/A                 CUSIP:   J73434102

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve Provision of Retirement                     ISSUER            YES             FOR                  FOR

Allowance for Retiring Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHINWA CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J7406E104

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Approve Minor                     ISSUER            YES         AGAINST           AGAINST

Revisions Related to Dematerialization of Shares and

the other Updated Laws and Regulations, Allow Board

to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHIP HEALTHCARE HOLDINGS,INC.

  TICKER:                  N/A                 CUSIP:   J18817106

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHO-BOND HOLDINGS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J7447D107

  MEETING DATE:      9/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Approve Minor                     ISSUER            YES             FOR                  FOR

Revisions Related to Dematerialization of Shares and

the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Substitute Corporate Auditor           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHOCHIKU CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J74487109

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHOEI COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J74530106

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHOUGANG CONCORD INTERNATIONAL ENTERPRISES CO LTD

  TICKER:                  N/A                 CUSIP:   Y78299107

  MEETING DATE:      9/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the agreement dated         ISSUER            YES             FOR                  FOR

03 JUL 2009 [the Agreement] entered into between

Shougang Holding [Hong Kong] Limited [Shougang

Holding] and the Company in relation to sale of the 1

 share of USD 1.00 in the share capital of Fine Power

 Group Limited [ Fine Power ] at a consideration of

HKD 1,930,500,000, which will be satisfied in full by

 [a] a cash consideration of HKD 1,350,000,000; and

[b] the allotment and issue of 450,000,000 new shares

 [the Consideration Shares] by the Company to

Shougang Holding or its wholly-owned subsidiary at an

 issue price of HKD 1.29 per Consideration Share

[theAcquisition], as specified; conditional upon the

Listing Committee of The Stock Exchange of Hong Kong

Limited granting the listing of, and the permission

to deal in, the Consideration Shares, the allotment

and issue of the Consideration Shares to Shougang

Holding or its wholly-owned subsidiary at an issue

price of HKD 1.29 per Consideration Share to satisfy

the consideration for the Acquisition; authorize any

1 Director of the Company, or any 2 Directors of the

Company if the affixation of the common seal of the

Company is necessary and to do all such things and

take all such other steps which, in his/her opinion,

may be necessary or desirable in connection with the

matters contemplated in and for completion of the

Agreement

PROPOSAL #2.: Approve the waiver of the obligation of        ISSUER            YES             FOR                  FOR

 Shougang Holding and the parties acting in concert

with it to make a mandatory general offer for all the

 issued securities in the Company [the Shares] [other

 than the Shares already owned by Shougang Holding

and parties acting in concert with it], arising from

the issue of the Consideration Shares [as specified

in resolution number 1 set out in the notice of which

 this resolution forms part] under the Agreement [as

specified in resolution number 1 set out in the

notice of which this resolution forms part] pursuant

to Note 1 to the Notes on Dispensations from Rule 26

of the Hong Kong Code on Takeovers and Mergers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHOUGANG CONCORD INTERNATIONAL ENTERPRISES CO LTD

  TICKER:                  N/A                 CUSIP:   Y78299107

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Directors and         ISSUER            YES             FOR                  FOR

the audited financial statements for the YE 31 DEC

PROPOSAL #2.A: Re-elect Mr. Wang Qinghai as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.B: Re-elect Mr. Cao Zhong as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #2.C: Re-elect Mr. Li Shaofeng as Director           ISSUER            YES             FOR                  FOR

PROPOSAL #2.D: Re-elect Mr. Ip Tak Chuen, Edmond as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #2.E: Re-elect Mr. Wong Kun Kim as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appointment of the Auditor and authorize        ISSUER            YES             FOR                  FOR

 the Directors to fix its remuneration

PROPOSAL #4: Authorize the Directors to issue and              ISSUER            YES             FOR                  FOR

dispose of shares not exceeding 20% of the existing

issued share capital of the Company

PROPOSAL #5: Authorize the Directors to repurchase            ISSUER            YES             FOR                  FOR

shares not exceeding 10% of the existing issued share

 capital of the Company

PROPOSAL #6: Approve to add, conditional upon the              ISSUER            YES             FOR                  FOR

passing of Resolution 5, the nominal amount of

repurchased shares to the general mandate given to

the Directors to allot shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHOWA CORPORATION

  TICKER:                  N/A                 CUSIP:   J75175109

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHOWA SANGYO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J75347104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHREE RENUKA SUGARS LTD, MUMBAI

  TICKER:                  N/A                 CUSIP:   Y775A1106

  MEETING DATE:      3/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 30 SEP 2009 and the profit and loss

account for the YE on that date and the reports of

the Board of Directors and the Auditors thereon

PROPOSAL #2.: Re-appoint Mr. Nitin Puranik as a                 ISSUER            YES         AGAINST           AGAINST

Director, who retires by rotation

PROPOSAL #3.: Re-appoint Mr. S. K. Tuteja as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Robert Taylor as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. J. J. Bhagat as a                   ISSUER            YES         AGAINST           AGAINST

Director, who retires by rotation

PROPOSAL #6.: Appoint the Auditors and approve to fix        ISSUER            YES             FOR                  FOR

 their remuneration

PROPOSAL #7.: Approve the payment of an interim                 ISSUER            YES             FOR                  FOR

dividend of 50 % i.e. INR 0.50 per equity share and

one-time special dividend of 50% i.e. INR 0.50 per

equity share, aggregating to 100% i.e. INR 1 to

equity shareholders of the Company for the year 2008-

09, and confirmed as dividend for the year

PROPOSAL #8.: Appoint Mr. G. K. Sood as an Additional        ISSUER            YES             FOR                  FOR

 Director of the Company with effect

PROPOSAL #9.: Appointment, in accordance with the              ISSUER            YES             FOR                  FOR

provisions of Sections 198, 269, 309 and 317 read

with Schedule XIII and all other applicable

provisions, if any, of the Companies Act, 1956 or any

 statutory modification(s) or re-enactment thereof,

Mr. G. K. Sood as Whole Time Director of the Company,

 for a period of 3 years with effect from 30 SEP on

the specified terms and conditions, including

remuneration, with liberty to the Board of Directors

[hereinafter referred to as the Board which term

shall be deemed to include any Committee of the Board

 constituted to exercise it's powers, including the

powers conferred by this resolution] to alter and

vary the terms and conditions of appointment and/or

remuneration, subject to the same not exceeding the

limits specified under Schedule XIII to the Companies

 Act, 1956 or any statutory modifications or re-

enactment thereof; and authorize the Board to do all

acts and take all such steps as may be necessary,

proper or expedient to give effect to this resolution

PROPOSAL #10.: PLEASE NOTE THAT THIS IS A                            ISSUER            YES             FOR                  FOR

SHAREHOLDERS' PROPOSAL: re-appoint, in accordance

with the provisions of Sections 198, 269, 309 and 317

 read with Schedule XIII and all other applicable

provisions, if any, of the Companies Act, 1956 or any

 statutory modification(s) or re-enactment thereof,

Mrs. Vidya M. Murkumbi as the Whole Time Director

designated as Executive Chairperson of the Company

for a period of 5 years with effect from 01 APR 2009,

 on the specified terms and conditions including

remuneration, with liberty to the Board to alter and

vary the terms and conditions of appointment and/or

remuneration, subject to the same not exceeding the

limits specified under Schedule XIII to the Companies

 Act, 1956 or any statutory modifications or re-

enactment thereof; and authorize the Board to do all

acts and take all such steps as may be necessary,

proper or expedient to give effect to this resolution

PROPOSAL #11.: PLEASE NOTE THAT THIS IS A                            ISSUER            YES             FOR                  FOR

SHAREHOLDERS' PROPOSAL: re-appoint, in accordance

with the provisions of Sections 198, 269, 309 and 317

 read with Schedule XIII and all other applicable

provisions, if any, of the Companies Act, 1956 or any

 statutory modifications or re-enactment thereof, Mr.

 Nandan V. Yalgi as whole time Director designated as

 Director - Commercial of the Company for a period of

 five years with effect from 24 SEP 2009, on the

specified terms and conditions including

remuneration, with liberty to the Board to alter and

vary the terms and conditions of appointment and/or

remuneration, subject to the same not exceeding the

limits specified under Schedule XIII to the Companies

 Act, 1956 or any statutory modifications or re-

enactment thereof; and authorize the Board to do all

acts and take all such steps as may be necessary,

proper or expedient to give effect to this resolution

PROPOSAL #12.: PLEASE NOTE THAT THIS IS A                            ISSUER            YES             FOR                  FOR

SHAREHOLDERS' PROPOSAL: approve, in accordance with

the provisions of Sections 198, 269, and 309 read

with Schedule XIII and all other applicable

provisions, if any, of the Companies Act, 1956 or any

 statutory modification(s) or re-enactment, the

upward revision in the remuneration payable to Mr.

Narendra M. Murkumbi, Vice Chairman and Managing

Director, from INR 175,000 per month to INR 1,000,000

 per month, in the scale of INR 1,000,000 -100,000 -

INR 1,500,000 with such accelerated increments

decided from time to time by the Board at its

absolute discretion with effect from 01 APR 2009 and

amend Clause 4A of the Agreement dated 25 AUG 2007

executed between the Company and Mr. Narendra M.

Murkumbi in relation to the salary accordingly

PROPOSAL #13.: PLEASE NOTE THAT THIS IS A                            ISSUER            YES         AGAINST           AGAINST

SHAREHOLDERS' PROPOSAL: re-appoint, in accordance

with the provisions of Sections 198, 269, 309 and 317

 read with Schedule Xiii and all other applicable

provisions, if any, of the Companies Act, 1956 or any

 statutory modification(s) or re-enactment thereof,

Mr. Nitin Puranik as Whole Time Director designated

as Executive Director of the Company, for a period of

 3 years with effect from 20 APR 2010, on the

specified terms and conditions including

remuneration, with liberty to the Board to alter and

vary the terms and conditions of appointment and/or

remuneration, subject to the same not exceeding the

limits specified under Schedule XIII to the Companies

 Act, 1956 or any statutory modification(s) or re-

enactment thereof; and authorize the Board to do all

acts and take all such steps as may be necessary,

proper or expedient to give effect to this resolution

PROPOSAL #14.: PLEASE NOTE THAT THIS IS A                            ISSUER            YES             FOR                  FOR

SHAREHOLDERS' PROPOSAL: approve, pursuant to Sections

 86, 94(1) and other applicable provisions of the

Companies Act 1956, if any, the reclassification of

4,50,00,000 preference shares of INR 10 each, out of

7,00,00,000 preference shares of INR 10 each lying

un-issued into 45,00,00,000 equity shares of INR 1

each; to create, consequent to the reclassification,

45,00,00,000 equity shares of INR 1 each ranking for

dividend and in all other respects pari passu with

the existing equity shares of the Company; amend the

Memorandum of Association by deleting Clause (V) and

substituting a new Clause V in its place

PROPOSAL #15.: PLEASE NOTE THAT THIS IS A                            ISSUER            YES         AGAINST           AGAINST

SHAREHOLDERS' PROPOSAL: authorize the Board, in

supersession of all previous resolutions passed by

the Company and pursuant to the provisions of Section

 293(1)(d) and other applicable provisions, if any,

of the Companies Act, 1956, to borrow, on behalf of

the Company, any sum or sums of money, from time to

time, as they may consider fit, in any manner, and

without prejudice to the generality thereof, by way

of loans, advances, credits, acceptance of deposits

or otherwise in Indian rupees or any other foreign

currency from any bank or banks, or any financial

institutions, other person or persons, and whether

the same may be secured or unsecured, and if secured,

 whether domestic or international, whether by way of

 mortgage, charge, hypothecation, pledge or otherwise

 in any way whatsoever, over or in any respect of

all, or any of the Company's assets and effects or

properties including uncalled capital, stock in trade

 (including raw materials, stores, spares and

components in stock or stock in transit),

notwithstanding that the money to be borrowed

together with the money already borrowed by the

Company (apart from temporary loans obtained from the

 Company's bankers in the ordinary course of

business) and remaining un-discharged at any given

time will or may exceed the aggregate of the paid-up

capital of the Company and its free reserves, that is

 to say, reserves not set apart for any specific

purpose so however that the total amount up to which

money may be borrowed by the Board under this

resolution, outstanding at any one time shall not

exceed, in the aggregate, the sum of INR 4,800 Crores

 and/or in equivalent foreign currency; and authorize

 the Board, to do all such acts, deeds, matters and

things as may be necessary, expedient and usual to

PROPOSAL #16.: Authorize the Directors, pursuant to          ISSUER            YES             FOR                  FOR

the provisions of the Section 81 and other applicable

 provisions of the Companies Act, 1956 and Article

178 of Articles of Association of the Company and

subject to the provisions of Securities and Exchange

Board of India regulations, 2009, and subject to such

 approvals, permissions and sanctions as may be

necessary and also subject to such terms, conditions

and modifications as may prescribed in granting

approvals, permissions, sanctions, by appropriate

authority or authorities and agreed to by the Board,

to capitalize the Capital Redemption Reserve, Share

Premium and/or any other reserves being eligible for

the purpose and as may be deemed appropriate and

suitable by the Board, by way of issue of bonus

shares with face value of INR 1 each credited as

fully paid up to the existing equity shareholders of

the Company whose name appear on the register of

members/list of beneficial owners maintained by the

depositories as on such date to be fixed by the

Board, in proportion of 1 equity share for every 1

equity share held by them, subject to following terms

 and conditions: that the new equity shares shall be

allotted subject to the provisions of Memorandum and

Articles of Association of the Company and shall, in

all respects, rank pari passu in all respects with

the existing fully paid up equity shares of the

Company including the right to participate in full in

 dividend to be declared for the FY in which the

bonus shares are allotted; that no allotment letters

shall be issued to the allottees of the said bonus

shares; the share certificate in respect of the said

bonus shares allotted shall be sent to the respective

 allottees within the prescribed period, except in

case of allottees who are holding the existing equity

 shares in electronic/demat form, the bonus shares

will be credited to their demat accounts; that the

allotment of bonus shares to non - resident members

of the Company, shall be subject to the approvals, if

 necessary, of Reserve Bank of India under the

Foreign Exchange Management Act, 1999 and Rules

framed there under; approve, pursuant to Securities

and Exchange Board of India (Employee Stock Option

Scheme and Employee Stock Purchase Scheme)

Guidelines, 1999 as amended from time to time and

consequent to issue of Bonus Shares, consent of the

Company, to make fair and reasonable adjustment in

price and number of shares to be issued against stock

 options, whether granted or to be granted, under

Employee Stock Option Schemes of the Company; and

authorize the Board, for the purpose of giving effect

 to this resolution, to do all such acts, deeds,

matters and things as it may in its absolute

discretion deem necessary or desirable and to settle

any question, difficulty or doubt that may arise in

regard to the issue or the distribution of the new

equity shares or changed circumstances, which shall

be final and binding on all members of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHREE RENUKA SUGARS LTD, MUMBAI

  TICKER:                  N/A                 CUSIP:   Y775A1106

  MEETING DATE:      4/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve, with or without modification,          ISSUER            YES             FOR                  FOR

the Scheme of Amalgamation of Godavari Biofuel

Private Limited and Ratnaprabha Sugars Limited with

the Applicant Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHUI ON CONSTRUCTION & MATERIALS LTD

  TICKER:                  N/A                 CUSIP:   G8114W108

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 and the reports of the Directors and Auditor for the

 YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.A: Re-elect Mr. Wong Kun To, Philip as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.B: Re-elect Mr. Wong Fook Lam, Raymond as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #3.C: Re-elect Mr. David Eldon as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #3.D: Re-elect Mr. Chan Kay Cheung as a                ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.E: Re-elect Mr. Tsang Kwok Tai, Moses as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #3.F: Re-elect Mr. Gerrit de Nys as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.G: Approve to fix the remuneration of the        ISSUER            YES             FOR                  FOR

 Directors

PROPOSAL #4: Re-appoint Messrs. Deloitte Touche                 ISSUER            YES             FOR                  FOR

Tohmatsu as the Auditor and authorize the Directors

to fix its remuneration

PROPOSAL #5.A: Approve to give the Directors a                   ISSUER            YES             FOR                  FOR

general mandate to issue additional shares not

exceeding 20% of the issued share capital of the

PROPOSAL #5.B: Approve to give the Directors a                   ISSUER            YES             FOR                  FOR

general mandate to repurchase shares not exceeding

10% of the issued share capital of the Company

PROPOSAL #5.C: Approve to extend the general mandate         ISSUER            YES             FOR                  FOR

under Resolution 5(A) by adding the shares

repurchased pursuant to Resolution 5(B) to the

general mandate granted to the Directors pursuant to

PROPOSAL #5.D: Approve the refreshment of the 10%              ISSUER            YES             FOR                  FOR

limit on the number of shares which may be allotted

and issued upon exercise of options to be granted

under the Share Option Scheme(s) of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHUI ON CONSTRUCTION & MATERIALS LTD

  TICKER:                  N/A                 CUSIP:   G8114W108

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and ratify, the entry into the          ISSUER            YES             FOR                  FOR

Agreement (as defined in the circular to the

shareholders of the Company dated 10 June 2010), a

copy of which has been produced to this meeting

marked 'A' and signed by the Chairman of this meeting

 for identification purpose, and the transactions

contemplated there under; authorize the Company to

execute any such documents, instruments and

agreements and to do any such acts or things as may

be deemed by such directors in their absolute

discretion to be incidental to, ancillary to or in

connection with the Agreement and the transactions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIBIRTELECOM JSC, NOVOSIBIRSK

  TICKER:                  N/A                 CUSIP:   X78131103

  MEETING DATE:      6/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report of the Company        ISSUER            YES             FOR                  FOR

 and the balance sheet for 2009 FY

PROPOSAL #2: Approve the profit and loss distribution        ISSUER            YES             FOR                  FOR

 including dividend payment for 2009 FY, the Board of

 Directors recommended to pay out the dividends at

RUB 0.0589249 per ordinary and RUB 0.0292878 per

PROPOSAL #3: Election of members to the Board of                ISSUER            YES         AGAINST           AGAINST

Directors of the Company

PROPOSAL #4: Election of members to the Revising                ISSUER            YES         AGAINST           AGAINST

Board of the Company

PROPOSAL #5: Approve to reorganization of the Company        ISSUER            YES             FOR                  FOR

 via merger with Rostelecom

PROPOSAL #6: Approve the new provision of the Charter        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #7: Approve the revised Regulation on the            ISSUER            YES             FOR                  FOR

Board of Directors of the Company

PROPOSAL #8: Approve the Auditor of the Company                  ISSUER            YES             FOR                  FOR

PROPOSAL #9: Approve the revised Regulation on the            ISSUER            YES             FOR                  FOR

amount of remuneration to the members of the Board of

 Directors

PROPOSAL #10: Approve the amount of remuneration to          ISSUER            YES             FOR                  FOR

be paid to the members of the Board of Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SICHUAN EXPRESSWAY CO LTD

  TICKER:                  N/A                 CUSIP:   Y79325109

  MEETING DATE:      7/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve the Company's participation in        ISSUER            YES             FOR                  FOR

 the Investment Project [including but not limited to

 tendering, preparation, construction, operation,

management and transfer in connection with the

Investment Project], authorize the Board or its duly

representative(s) and to the extent the Board or its

duly representative(s) considers appropriate, to

undertake and proceed with all actions in connection

with the Investment Project, provided such actions

are permitted by the applicable laws and regulations

of the PRC and within the Official Total Investment

amount, for the Investment Project

PROPOSAL #S.2: Approve subject to the approval [if            ISSUER            YES             FOR                  FOR

required] of the relevant PRC authorities, the

Company's applications to the banks and other

financial institutions for the loans, up to the

maximum of the Official Total Investment Amount for

the Investment Project and authorize the Board to

provide the collateral or pledge [including but not

limited to the right entitling the Company to charge

toll fees regarding the Expressway] to secure such

loans provided by the banks and/or financial

institutions

PROPOSAL #S.3: Approve subject to the approval of the        ISSUER            YES             FOR                  FOR

 relevant PRC authorities, authorize the Board or its

 duly representative(s) to adjust and revise the

Official Total Investment Amount from time to time in

 accordance with relevant PRC laws and regulations

PROPOSAL #S.4: Approve that establishment of the                ISSUER            YES             FOR                  FOR

subsidiary, branch Company or any other corporate

entities by the Company in accordance with relevant

PRC laws and regulations for the preparation,

construction, operation, management and transfer in

connection with the Investment Project

PROPOSAL #S.5: Authorize any 2 Directors of the                 ISSUER            YES             FOR                  FOR

Company to negotiate, prepare, execute, supplement,

amend and implement all the documents in relation to

the Investment Project [including but not limited to

the BOT license agreement, the construction contract,

 the loan agreement and the pledge agreement] for and

 on behalf of the Company with the Joint Tender

Organizers and/or other relevant parties and do all

such further acts and things and execute such further

 documents and take all such steps which in their

opinions as may be necessary, appropriate and in the

interests of the Company and the shareholders as a

whole

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SICHUAN EXPRESSWAY CO LTD

  TICKER:                  N/A                 CUSIP:   Y79325109

  MEETING DATE:      10/13/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the re-appointment of Shinewing        ISSUER            YES             FOR                  FOR

 Certified Public Accountants as the Company's PRC

Auditor for 2009 with a term of office until the

conclusion of the next AGM of the Company and

authorize the Board to fix its remuneration

PROPOSAL #2.: Approve the resignation of Mr. Liu                ISSUER            YES             FOR                  FOR

Xianfu as an Executive Director of the Company

PROPOSAL #3.: Approve the appointment of Ms. Hu Yu as        ISSUER            YES             FOR                  FOR

 an Executive Director until expiry of the 4th

session of the Board of the Directors

PROPOSAL #4.: Approve the resignation of Ms. Luo Yi          ISSUER            YES             FOR                  FOR

as the Supervisor of the Company

PROPOSAL #5.: Approve the appointment of Mr. Dong Zhi        ISSUER            YES             FOR                  FOR

 as the Supervisor until expiry of the 4th session of

 the Supervisory Committee of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIDENOR SA, ATHENS

  TICKER:                  N/A                 CUSIP:   X7835U137

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual financial statements         ISSUER             NO              N/A                  N/A

and the consolidated ones for 2009 along with Board

of Directors and Chartered Auditors' reports

PROPOSAL #2: Approve the dismissal of  Board of                 ISSUER             NO              N/A                  N/A

Directors and Chartered Auditors from every

compensational responsibility for 2009

PROPOSAL #3: Election of ordinary and substitute                ISSUER             NO              N/A                  N/A

Chartered Auditors for 2010 and determination of

their salaries

PROPOSAL #4: Approve the validation of the election          ISSUER             NO              N/A                  N/A

of Temporary Consultant

PROPOSAL #5: Election of New Board of Director members      ISSUER             NO              N/A                  N/A

PROPOSAL #6: Approve the determination of Auditing            ISSUER             NO              N/A                  N/A

Committee according to Article 37 of Law 3693/2008

PROPOSAL #7: Approve the Board of Director members            ISSUER             NO              N/A                  N/A

salaries according to Article 24 paragraph 2 of Law

2190/1920

PROPOSAL #8: Approve the issuance of common Corporate        ISSUER             NO              N/A                  N/A

 Bonds

PROPOSAL #9: Various announcements                                         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIEGFRIED HOLDING AG, ZOFINGEN

  TICKER:                  N/A                 CUSIP:   H75942153

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: TO VOTE IN THE UPCOMING MEETING, YOUR          ISSUER            YES             FOR               AGAINST

NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS

BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE

ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE

COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING

 RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND

NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIEGFRIED HOLDING AG, ZOFINGEN

  TICKER:                  N/A                 CUSIP:   H75942153

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report and the annual        ISSUER            YES             FOR                  FOR

 financial statements of Siegfried Holding AG and the

 consolidated financial statements for the year 2009;

 take note of the reports of the Auditors

PROPOSAL #2: Approve to appropriation of available            ISSUER            YES             FOR                  FOR

earnings

PROPOSAL #3: Grant discharge to the Board of                       ISSUER            YES             FOR                  FOR

Directors and the persons entrusted with the

PROPOSAL #4.a: Approve the creation of the                          ISSUER            YES         AGAINST           AGAINST

conditional capital

PROPOSAL #4.b: Approve the abolition of Transfer                ISSUER            YES         AGAINST           AGAINST

Restrictions [Vinkulierung]

PROPOSAL #5: Approve the revisions due to the Federal        ISSUER            YES             FOR                  FOR

 Intermediated Securities Act

PROPOSAL #6: Election of Dr. Andreas Casutt, LL. M.          ISSUER            YES             FOR                  FOR

Zurich as a Member of the Board of Directors for a

statutory term of 3 years

PROPOSAL #7: Election of PricewaterhouseCoopers AG,          ISSUER            YES             FOR                  FOR

Basel as the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIERRA WIRELESS INC

  TICKER:                  N/A                 CUSIP:   826516106

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Jason W. Cohenour as a              ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.2: Election of Gregory D. Aasen as a                ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.3: Election of Robin A. Abrams as a                 ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.4: Election of Paul G. Cataford as a                ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.5: Election of Charles E. Levine as a              ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #1.6: Election of S. Jane Rowe as a Director        ISSUER            YES             FOR                  FOR

 for the ensuing year

PROPOSAL #1.7: Election of David B. Sutcliffe as a            ISSUER            YES         AGAINST           AGAINST

Director for the ensuing year

PROPOSAL #1.8: Election of Kent Thexton as a Director        ISSUER            YES             FOR                  FOR

 for the ensuing year

PROPOSAL #2: Appointment of KPMG LLP, Chartered                 ISSUER            YES             FOR                  FOR

Accountants, as the Auditors of the Corporation for

the ensuing year and authorize the Directors to fix

their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIG PLC, SHEFFIELD

  TICKER:                  N/A                 CUSIP:   G80797106

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the financial                       ISSUER            YES             FOR                  FOR

statements for the YE 31 DEC 2009 together with the

reports of the Directors and Auditors thereon

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3: Election of Mr. C.V. Geoghegan as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Election of Mrs. V. Murray as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of Mr. J.C. Nicholls as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6: Re-elect Mr. M.J. Chivers as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation

PROPOSAL #7: Re-appoint Deloitte LLP as the Auditors         ISSUER            YES             FOR                  FOR

to the Company, to hold office until the conclusion

of the next general meeting at which financial

statements are laid before the Company

PROPOSAL #8: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 remuneration of the Auditors Deloitte LLP

PROPOSAL #9: Authorize the Directors to allot shares         ISSUER            YES             FOR                  FOR

in the Company or grant rights to subscribe for or

convert any security into shares in the Company

PROPOSAL #S.10: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

equity securities for cash

PROPOSAL #S.11: Approve to renew the authority for            ISSUER            YES             FOR                  FOR

the Company to purchase its own shares

PROPOSAL #S.12: Grant authority for the adoption of          ISSUER            YES             FOR                  FOR

new Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIKA AG, BAAR

  TICKER:                  N/A                 CUSIP:   H7631K158

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report [including            ISSUER             NO              N/A                  N/A

compensation report], the annual accpounts and the

consolidated accounts 2009

PROPOSAL #2.: Approve the distribution of balance              ISSUER             NO              N/A                  N/A

sheet profit

PROPOSAL #3.: Grant discharge to the Board of                     ISSUER             NO              N/A                  N/A

Directors and amend the Articles of Incorporation

PROPOSAL #4.1: Approve the implementation federal law        ISSUER             NO              N/A                  N/A

 on inter mediated securities

PROPOSAL #4.2: Approve the formal adjustments                      ISSUER             NO              N/A                  N/A

PROPOSAL #5.1.1: Re-elect Dr. Thomas W. Bechtler as a        ISSUER             NO              N/A                  N/A

 Member of the Board of Directors

PROPOSAL #5.1.2: Re-elect Dr. Walter Gruebler as a            ISSUER             NO              N/A                  N/A

Member of the Board of Directors

PROPOSAL #5.1.3: Re-elect Mr. Christoph Tobler as a          ISSUER             NO              N/A                  N/A

Member of the Board of Directors

PROPOSAL #5.2: Election of Dr. Willi K. Leimer as a          ISSUER             NO              N/A                  N/A

Member of the Board of Directors

PROPOSAL #5.3: Election of Ernst and Young AG as the         ISSUER             NO              N/A                  N/A

Auditors and the Group Auditors

PROPOSAL #6.: Varia                                                                   ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SILEX SYSTEMS LTD

  TICKER:                  N/A                 CUSIP:   Q85045104

  MEETING DATE:      11/24/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Peter Campbell as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with Article 12.9[a][ii] of the Articles

of Association of the Company

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #S.3: Amend, in accordance with Section                ISSUER            YES         AGAINST           AGAINST

13[a] of the Silex Employee Share Option Plan [the

Plan], the terms of the Plan are as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SILIC STE IMMOBILIERE DE LOCATION POUR L'INDUSTRIE

  TICKER:                  N/A                 CUSIP:   F88835115

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approval of the annual accounts for            ISSUER            YES             FOR                  FOR

the year ending 31 DEC 2009

PROPOSAL #O.2: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #O.3: Approve the allocation of the result          ISSUER            YES             FOR                  FOR

for the year and setting of the dividend

PROPOSAL #O.4: Approve the Auditor's report on                   ISSUER            YES             FOR                  FOR

regulated agreements and commitments and approval of

these agreements

PROPOSAL #O.5: Approve the Auditor's report on                   ISSUER            YES         AGAINST           AGAINST

regulated agreements and commitments and approval of

a commitment undertaken by Monsieur Philippe Lemoine

PROPOSAL #O.6: Approve to renew Generali IARD as a            ISSUER            YES             FOR                  FOR

Member of the Board of Directors

PROPOSAL #O.7: Approve to renew Monsieur Georges                ISSUER            YES             FOR                  FOR

Ralli as a Member of the Board of Directors

PROPOSAL #O.8: Ratify the provisional appointment of         ISSUER            YES             FOR                  FOR

Monsieur Francois Netter as a Member of the Board of

Directors

PROPOSAL #O.9: Ratify the provisional appointment of         ISSUER            YES             FOR                  FOR

Monsieur Helman le Pas de Secheval as a Member of the

 Board of Directors

PROPOSAL #O.10: Ratify the provisional appointment of        ISSUER            YES             FOR                  FOR

 Groupama Ganvie as a Member of the Board of Directors

PROPOSAL #O.11: Appointment of Madame Brigitte Sagnes        ISSUER            YES             FOR                  FOR

 Dupont as a Director

PROPOSAL #O.12: Amend the Directors' fees allocated          ISSUER            YES             FOR                  FOR

to Members of the Board of Directors

PROPOSAL #O.13: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

make the Company buy back its own shares using the

device specified in Article L. 225-209 of the Code du

 Commerce Commercial Code

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

cancel shares bought back by the Company using the

device specified in Article L. 225-209 of the Code du

 Commerce

PROPOSAL #E.15: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase capital stock by incorporating reserves,

profits and/or Premia

PROPOSAL #E.16: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase capital stock by issuing ordinary shares

and/or tangible assets, granting access to capital

stock, maintaining the preferential subscription right

PROPOSAL #E.17: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

increase capital stock by issuing ordinary shares

and/or tangible assets, granting access to capital

stock, removing the preferential subscription right

PROPOSAL #E.18: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase capital stock by issuing ordinary shares

and/or tangible assets, granting access to capital

stock, removing the preferential subscription right

through private placement

PROPOSAL #E.19: Grant authority to increase the                 ISSUER            YES         AGAINST           AGAINST

number of issues in the event of excessive demand

PROPOSAL #E.20: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

increase capital stock up to a 10% limit, with a view

 to remunerating contributions in kind of securities

or tangible assets, granting access to capital stock

PROPOSAL #E.21: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase capital stock by issuing shares reserved for

 Members of a Company savings plan pursuant to

Articles L. 3332-18 et sequence of the Code du

Travail  Employment Code

PROPOSAL #E.22: Powers for formalities                                  ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SILICON INTEGRATED SYS CORP

  TICKER:                  N/A                 CUSIP:   Y7935P102

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports  include the         ISSUER             NO              N/A                  N/A

consolidated financial statements of the Company

PROPOSAL #A.3: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The proposal of merger with U-Pixel            ISSUER             NO              N/A                  N/A

Inc. unlisted  and Linkvast Technology Inc.  unlisted

  100% owned

PROPOSAL #A.5: The revision to the rules of Board              ISSUER             NO              N/A                  N/A

meeting

PROPOSAL #A.6: The status of the proposals submitted         ISSUER             NO              N/A                  N/A

by shareholders

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements;  include the consolidated

financial statements of the Company

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.76564 per share

PROPOSAL #B.3: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR
 of trading derivatives

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.6: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of incorporation

PROPOSAL #B.7: Election of the Directors and                       ISSUER            YES         AGAINST           AGAINST

Supervisors

PROPOSAL #B.8: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.9: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SILITECH TECHNOLOGY CORP LTD

  TICKER:                  N/A                 CUSIP:   Y7934Y104

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The revision to the rules of board              ISSUER             NO              N/A                  N/A

meeting

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD4.4 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings; proposed stock dividend:10

for 1,000 shares held

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans, endorsement and guarantee

PROPOSAL #B.5: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.6: Election of Qiu, De-Cheng as an                   ISSUER            YES             FOR                  FOR

Independent Director [ID NO.: H120145759]

PROPOSAL #B.7: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.8: Other issues and Extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SILVER GRANT INTERNATIONAL INDUSTRIES LTD

  TICKER:                  N/A                 CUSIP:   Y7936H109

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements and the Director's and

Independent Auditor's report for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.i: Re-elect Mr. Gao Jian Min as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.ii: Re-elect Mr. Tang Baoqi as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #3.iii: Re-elect Mr. Yuen Wing Shing as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.iv: Re-elect Mr. Kang Dian as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3.v: Re-elect Mr. Hung Muk Ming as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.vi: Re-elect Mr. Li Xianli as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.vii: Re-elect Mr. Yang Zhao as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #3viii: Authorize the Board of Directors to         ISSUER            YES             FOR                  FOR

fix their Director's fees

PROPOSAL #4: Re-appoint the Auditor and authorize the        ISSUER            YES             FOR                  FOR

 Board of Directors to fix their remuneration

PROPOSAL #5: Grant a general mandate to the                        ISSUER            YES             FOR                  FOR

Director's to repurchase shares

PROPOSAL #6: Grant a general manadate to the                       ISSUER            YES             FOR                  FOR

Director's to issue shares

PROPOSAL #7: Approve to extend the general mandates          ISSUER            YES             FOR                  FOR

to issues shares by adding thereto the shares

repurchased by the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SILVER STD RES INC

  TICKER:                  N/A                 CUSIP:   82823L106

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to set the Number of Directors          ISSUER            YES             FOR                  FOR

at 6

PROPOSAL #2.1: Election of A.E. Michael Anglin as the        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #2.2: Election of John R. Brodie, FCA as the        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #2.3: Election of Richard C. Campbell, MBE          ISSUER            YES             FOR                  FOR

as the Director

PROPOSAL #2.4: Election of David L. Johnston as the          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.5: Election of Richard D. Paterson as the        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #2.6: Election of Peter W. Tomsett as the            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3: Appointment of PricewaterhouseCoopers            ISSUER            YES             FOR                  FOR

LLP as the Auditors of the Company for the ensuing

year and authorize the Directors to fix their

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SILVER WHEATON CORP

  TICKER:                  N/A                 CUSIP:   828336107

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Election of Peter D. Barnes as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #A.2: Election of Lawrence I. Bell as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #A.3: Election of George L. Brack as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #A.4: Election of John A. Brough as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #A.5: Election of R. Peter Gillin as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #A.6: Election of Douglas M. Holtby as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #A.7: Election of Eduardo Luna as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #A.8: Election of Wade D. Nesmith as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #B: Appointment of Deloitte & Touche LLP,            ISSUER            YES             FOR                  FOR

Chartered Accountants, as the Auditors

PROPOSAL #C: Other business                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SILVERCORP METALS INC

  TICKER:                  N/A                 CUSIP:   82835P103

  MEETING DATE:      9/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to set the number of Directors         ISSUER            YES             FOR                  FOR

at 7

PROPOSAL #2.1: Elect Dr. Rui Feng as a Director of            ISSUER            YES             FOR                  FOR

the Company for the ensuing year

PROPOSAL #2.2: Elect Myles Gao as a Director of the          ISSUER            YES             FOR                  FOR

Company for the ensuing year

PROPOSAL #2.3: Elect S. Paul Simpson as a Director of        ISSUER            YES         AGAINST           AGAINST

 the Company for the ensuing year

PROPOSAL #2.4: Elect Greg Hall as a Director of the          ISSUER            YES             FOR                  FOR

Company for the ensuing year

PROPOSAL #2.5: Elect Earl Drake as a Director of the         ISSUER            YES         AGAINST           AGAINST

Company for the ensuing year

PROPOSAL #2.6: Elect Yikang Liu as a Director of the         ISSUER            YES         AGAINST           AGAINST

Company for the ensuing year

PROPOSAL #2.7: Elect Dr. Robert Gayton as a Director         ISSUER            YES             FOR                  FOR

of the Company for the ensuing year

PROPOSAL #3.: Re-appoint Ernst & Young LLP, Chartered        ISSUER            YES             FOR                  FOR

 Accountants, as the Auditors of the Company for the

ensuing year and authorize the Directors to fix their

 remuneration

PROPOSAL #4.: Ratify and approve all acts of the                ISSUER            YES             FOR                  FOR

Directors and Officers of the Company on its behalf

during the preceding year

PROPOSAL #5.: Approve, Ratify and confirm the                     ISSUER            YES         AGAINST           AGAINST

adoption of the Company's Amended Plan with terms

substantially as specified, and grant authority for

re-issuance under the Plan of the 12,564,720 common

shares issued pursuant to previous option exercises

under the Amended Plan

PROPOSAL #6.: Ratify and approve the extension of an         ISSUER            YES         AGAINST           AGAINST

existing option held by Dr. Rui Feng, Chief Executive

 Officer of the Company, to purchase up to 190,000

common shares at CAD 0.18 from a current expiry date

of 24 OCT 2009 to 25 JAN 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIMCORP A/S, KOBENHAVN

  TICKER:                  N/A                 CUSIP:   K8851Q111

  MEETING DATE:      3/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Board of                ISSUER            YES             FOR                  FOR

Directors on the activities of the Company during the

 past year

PROPOSAL #2.: Adopt the audited annual report                      ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the distribution of profits or         ISSUER            YES             FOR                  FOR

losses as recorded in the annual report adopted by

the general meeting

PROPOSAL #4.: Election of Members to the Board of              ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #5.: Election of the Auditors                                  ISSUER            YES             FOR                  FOR

PROPOSAL #6.a: Amend Articles 2, 10, 11, 12, 13 and          ISSUER            YES             FOR                  FOR

15 of the Articles of Association to bring these in

complish with the new Danish Companies Act [Act no.

470 of 12/06/2009] as specified

PROPOSAL #6.b: Approve, the group language shall be          ISSUER            YES             FOR                  FOR

English, accordingly, insert a new Article 23 with

the headline GROUP LANGUAGE and the wording The

language in the SimCorp Group of Companies is English

PROPOSAL #6.c: Approve, that notice of general                   ISSUER            YES             FOR                  FOR

meetings shall be given at the Company's website in

lieu of notice in one leading daily paper,

accordingly, the Board of Directors proposes that in

Article 10, fourth paragraph, in one leading daily

paper is deleted and replaced by at the Company's

website the full wording of Article 10, fourth

paragraph is hereafter: notice of meetings shall be

given at the Company's website and in the information

 system of the Danish Commerce and Companies agency

in addition, written notice shall be given to all

share-holders registered in the register of

shareholders upon request

PROPOSAL #6.d: Approve, the Chairman and the Vice              ISSUER            YES             FOR                  FOR

Chairman of the Board of Directors shall be elected

directly at the AGM consequently, it is proposed to

amend the Articles 12, 17, 18 of the Articles of

Association as specified

PROPOSAL #6.e: Approve to fix the total cash                       ISSUER            YES             FOR                  FOR

remuneration payable to the Directors in 2010 and

until next AGM at DKK 1,600,000; remaining unchanged

from 2009 it is also proposed by the Board of

Directors to allot SimCorp shares to the Directors at

 a total market value of further DKK 800,000 in 2010

too the number of SimCorp shares allotted will be

based on a price corresponding to the average price

of the SimCorp share in a period of 3 business days

after publication of SimCorp's 2009 annual report the

 number of SimCorp shares as calculated will be

transferred to the Directors by one fourth in each

quarter, first at the end of June 2010 and last at

the end of March 2011 the Directors must keep the

shares for at least 1 year provided, however, that

they remain Members of the Board of Directors of

PROPOSAL #6.f: Authorize the Company, in the period          ISSUER            YES         AGAINST           AGAINST

until the next AGM, to purchase own shares of a total

 nominal value of 10% of the Company's share capital,

 see Section 198 of the new Companies Act the

consideration may not deviate by more than 10% from

the bid price quoted at NASDAQ OMX Copenhagen at the

time of acquisition the bid price quoted at NASDAQ

OMX Copenhagen means the closing price all

transactions at 5 p.m

PROPOSAL #7.: Any other business                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIMCORP A/S, KOBENHAVN

  TICKER:                  N/A                 CUSIP:   K8851Q111

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.a: Amend the Articles 2 & 15 of the                 ISSUER            YES             FOR                  FOR

Articles of Association as specified in order to

bring these in compliance with the new Danish

Companies Act [Act No. 470 of 12/06/2009]

PROPOSAL #1.b: Approve that the group language shall         ISSUER            YES             FOR                  FOR

be English; accordingly, a new Article 23 to be

inserted with the headline 'GROUP LANGUAGE' and the

wording 'The language in the SimCorp Group of

companies is English'

PROPOSAL #1.c: Approve that the notice of general              ISSUER            YES             FOR                  FOR

meetings shall be given at the Company's website in

lieu of notice in one leading daily paper;

accordingly, amend Article 10, fourth paragraph, as

specified

PROPOSAL #1.d: Approve that the Chairman and the Vice        ISSUER            YES             FOR                  FOR

 Chairman of the Board of Directors be elected

directly at the AGM; consequently, amend the Article

12 item 4, Article 17 the first paragraph and Article

 18 item 1 of the Articles of Association as specified

PROPOSAL #2: Any other business                                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIMMER & JACK MINES LTD.

  TICKER:                  N/A                 CUSIP:   S76417104

  MEETING DATE:      9/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited         ISSUER            YES             FOR                  FOR

annual financial statements of the Company and the

Group for the FYE 31 MAR 2009 including the

Directors' report and the report of the Auditors

PROPOSAL #2.1: Re-elect Mr. M.E. Oberholster [new              ISSUER            YES             FOR                  FOR

appointment] as a Director, in accordance with the

provisions of the Articles of Association of the

Company

PROPOSAL #2.2: Re-elect Mr. G.J. Jacobs [new                       ISSUER            YES             FOR                  FOR

appointment] as a Director, in accordance with the

provisions of the Articles of Association of the

Company

PROPOSAL #2.3: Re-elect Mr. G.T. Miller as a                       ISSUER            YES             FOR                  FOR

Director, in accordance with the provisions of the

Articles of Association of the Company

PROPOSAL #2.4: Re-elect Mr. B.J. Njenje as a                       ISSUER            YES             FOR                  FOR

Director, in accordance with the provisions of the

Articles of Association of the Company

PROPOSAL #2.5: Re-elect Mr. S.L.B. Mapisa as a                   ISSUER            YES             FOR                  FOR

Director, in accordance with the provisions of the

Articles of Association of the Company

PROPOSAL #3.: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

remuneration of the Auditors for the past year

PROPOSAL #4.: Re-appoint Grant Thornton as the                   ISSUER            YES             FOR                  FOR

Auditors of the Company, until the conclusion of the

next AGM

PROPOSAL #5.: Transact such other business                           ISSUER             NO              N/A                  N/A

PROPOSAL #6.O.1: Approve to place the entire                       ISSUER            YES         AGAINST           AGAINST

authorized but unissued ordinary shares in the

capital of Simmer and Jack Mines, Limited, under the

control of the Directors of the Company as a general

authority, subject to the provisions contained in

Sections 221 and 222 of the Companies Act, 1973 [Act

61 of 1973], as amended, and authorize the Directors

to allot and issue all or any such ordinary shares in

 the share capital of the Company to such person/s on

 such terms and conditions and at such times as the

directors in their sole discretion may from time to

time decide, and in accordance with the Articles of

Association of the Company and the Listings

Requirements of the JSE Limited [JSE] from time to

PROPOSAL #7.O.2: Authorize the Directors of the                 ISSUER            YES             FOR                  FOR

Company, subject to the passing of Ordinary

Resolution No.1 and the Companies Act, 1973 [Act 61

of 1973], as amended, the Articles of Association of

the Company and its subsidiaries and the Listings

Requirements of the JSE, by way of a general

authority to allot and issue, or to issue any options

 in respect of all or any of the authorized but

unissued shares in the capital of the Company and/or

to sell or otherwise dispose of or transfer, or issue

 any options in respect of, ordinary shares in the

capital of the Company purchased by subsidiaries of

the Company [collectively securities], for cash to

such person/s and as and when the directors consider

it appropriate, and when suitable opportunities

arise, subject to the following limitations currently

 provided in terms of the Listings Requirements of

the JSE: the securities which are the subject of the

issue for cash must be of a class already in issue,

or, where this is not the case, must be limited to

such securities or rights that are convertible into a

 class already in issue; there will be no

restrictions in regard to the person/s to whom the

securities may be issued, provided that such

securities are to be issued to public shareholders as

 defined in the Listings Requirements of the JSE and

not to related parties; upon any issue of securities

which, together with prior issues during any 1 FY,

will constitute 5% or more of the number of

securities of the class in issue prior to the

relevant issue, the Company shall, by way of a paid

press announcement, give full details thereof,

including the effect on the net asset value per

shares, net tangible asset value per share, earnings

per share and headline earnings per share and, if

applicable, diluted earnings per share and diluted

headline earnings per share of the Company; the

aggregate issue of any particular class of securities

 in 1 FY will not exceed 15% of the number of that

class of securities in issue, the number of the

relevant class of securities which may be issued

shall be based, inter alia, on the number of that

class of securities in issue, added to those that may

 be issued in future [arising from the conversion of

options/convertibles] at the date of such

application, less any securities of that class

issued, or to be issued in future arising from

options/convertibles securities issued during the

current FY; plus any securities of that class to be

issued pursuant to a rights issue which has been

announced, is irrevocable and is fully underwritten,

or an acquisition which has had final terms

announced; the maximum discount at which securities

may be issued is 10% of the weighted average traded

price on the JSE of those securities over the 30

business days prior to the date that the price of the

 issue is determined or agreed by the Directors of

the Company and the party subscribing for the

securities; the maximum discount to the market price

at the time of the conversion of the convertible

PROPOSAL #8.O.3: Amend, subject to the Listings                 ISSUER            YES         AGAINST           AGAINST

Requirements of JSE the rules of the Simmer and Jack

Mines, Limited Share Option Scheme 2006 [the scheme

rules], Clause 1.3.1, 1.3, 1.3.10, 1.3.11, 1.3.21,

3.9, 4, 5.2, 5.1.1, 7.1.1, 7.1.4, 9.9.2, 11 and 12 as

 specified

PROPOSAL #9.S.1: Approve to grant: 2,000,000 shares          ISSUER            YES         AGAINST           AGAINST

options to the Non-Executive Directors E.A. Meyer;

2,000,000 shares options to the Non-Executive

Directors S.A. Murray; and 2,000,000 shares options

to the Non-Executive Directors M.E. Oberhoister, in

terms of the Simmer and Jack Mines Limited Share

Options Scheme in terms of the Simmer and Jack Mines,

 Limited Share Option Scheme 2006

PROPOSAL #10.S2: Authorize the Company, as a general         ISSUER            YES             FOR                  FOR

approval contemplated in Sections 85(2), 85(3) and 89

 of the Act, and in terms of the Articles of

Association of the Company and its subsidiaries from

time to time, the acquisition by the Company or any

of its subsidiaries from time to time of the issued

ordinary shares of the Company, upon such terms and

conditions and in such amounts as the Directors of

the Company may from time to time determine, but

subject to the Articles of Association of the

Company, the provisions of the Act and the Listing

Requirements of the JSE , as presently constituted

and which may be amended from time to time, which

currently provide that: any such acquisition of

ordinary shares shall be effected through the order

book operated by the JSE trading system and done

without any prior understanding or arrangement

between the Company or any of its subsidiaries and

the counterparty; [Authority expires the earlier of

the Company's next AGM or 15 months from the date of

passing of this special resolution]; a paid press

announcement will be published when the Company or

its subsidiaries had/have acquired ordinary shares

constituting on a cumulative basis, 3% of the number

of ordinary shares in issue prior to the acquisitions

 pursuant to which the 3% threshold is reached, and

in respect of every 3% thereafter which announcement

shall contain full details of such acquisitions; that

 acquisitions by the Company and its subsidiaries of

ordinary shares in any 1 FY may not exceed 20% of the

 Company's issued ordinary share capital from the

date of the grant of this general authority; no

subsidiary of the Company will acquire more than 10%

of the Company's issued ordinary share capital at any

 one time; in determining the price at which the

Company's ordinary shares are acquired by the Company

 or any of its subsidiaries, the maximum price at

which such ordinary shares may be acquired will be at

 a premium of no more than 10% of the weighted

average of the market price at which such ordinary

shares are traded on JSE, as determined over the 5

business days immediately preceding the date of

repurchase of such ordinary shares by the Company or

any of its subsidiaries; that the Company may at any

point in time only appoint 1 agent to effect any

repurchase(s) on its behalf; that the Company or any

of its subsidiaries may only undertake a repurchase

if after such a repurchase it shall still comply with

 the paragraphs 3.37 to 3.41 of the Listing

Requirements of the JSE concerning shareholder spread

 and the Company or any of its subsidiaries may not

repurchase securities during a prohibited period as

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIMMER & JACK MINES LTD.

  TICKER:                  N/A                 CUSIP:   S76417104

  MEETING DATE:      2/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. C.B. Brayshaw                              ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Re-elect Mr. R. Havenstein                              ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-elect Mr. V. Khanyile                                  ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Ms. S.N. Koyana                                  ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Dr. N.S. Segal                                    ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-elect Mr. D. van der Mescht                       ISSUER            YES             FOR                  FOR

PROPOSAL #7.: PLEASE NOTE THAT THIS RESOLUTION IS A          ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Appoint Mr. D. Brown

PROPOSAL #8.: PLEASE NOTE THAT THIS RESOLUTION IS A          ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Appoint Mr. S.A. Murray

PROPOSAL #9.: PLEASE NOTE THAT THIS RESOLUTION IS A          ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Appoint Mr. P.M. Surgey

PROPOSAL #10.: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Appoint Mr. B.Z. Swanepoel

PROPOSAL #11.: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Appoint Ms. B.J. Njenje

PROPOSAL #12.: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Appoint Mr. W. Osae

PROPOSAL #13.: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Appoint Mr. D.O. Schutte

PROPOSAL #14.: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Appoint Mr. K.P.E. Wakeford

PROPOSAL #15.: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Approve to remove Mr. J. Berry

PROPOSAL #16.: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Approve to remove Mr. E.A. Meyer

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIMMER & JACK MINES LTD.

  TICKER:                  N/A                 CUSIP:   S76417104

  MEETING DATE:      5/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve to increase in authorized                ISSUER            YES             FOR                  FOR

share capital

PROPOSAL #S.2: Amend the Article to provide for the          ISSUER            YES             FOR                  FOR

inclusion of the conversion provisions for the

secured convertible redeemable bonds to be issued

PROPOSAL #S.3: Approve the financial assistance by            ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #O.1: Approve the acquisition of Rand FIU            ISSUER            YES             FOR                  FOR

notes issued by Mine Waste Solutions Proprietary

Limited

PROPOSAL #O.2: Approve the control of authorized but         ISSUER            YES             FOR                  FOR

unissued shares

PROPOSAL #O.3: Approve the creation of convertible            ISSUER            YES             FOR                  FOR

bonds

PROPOSAL #O.4: Grant authority to implement special          ISSUER            YES             FOR                  FOR

and ordinary resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIMPLO TECHNOLOGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y7987E104

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the report on the 2009                     ISSUER             NO              N/A                  N/A

business operations

PROPOSAL #A.2: Receive the 2009 audited reports                  ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Receive the report on the revision to         ISSUER             NO              N/A                  N/A

the rules of the Board meetings

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

as follows: cash dividend: TWD 5 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings as follows: proposed stock

dividend: 100 for 1,000 shares held

PROPOSAL #B.4: Amend the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #B.5: Amend the procedures of asset                       ISSUER            YES             FOR                  FOR

acquisition or disposal

PROPOSAL #B.6: Amend the procedures of monetary loans        ISSUER            YES             FOR                  FOR

PROPOSAL #B.7: Amend the procedures of endorsement            ISSUER            YES             FOR                  FOR

and guarantee

PROPOSAL #B.8: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINANEN CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J7554V106

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINCERE NAVIGATION CORP

  TICKER:                  N/A                 CUSIP:   Y7991E108

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution           ISSUER            YES             FOR                  FOR

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.5: Approve the status of converting whole        ISSUER            YES             FOR                  FOR

 certificate to scripless securities

PROPOSAL #B.6.1: Election of Steve Gee-King Hsu: ID          ISSUER            YES         AGAINST           AGAINST

NO: 1 as a Director

PROPOSAL #B.6.2: Election of Fred Ching-Pen Tsai: ID         ISSUER            YES         AGAINST           AGAINST

NO: 5 as a Director

PROPOSAL #B.6.3: Election of Jack Chi-Kao Hsu: ID NO:        ISSUER            YES         AGAINST           AGAINST

 10 as a Director

PROPOSAL #B.6.4: Election of Orient Dynasty Ltd: ID          ISSUER            YES         AGAINST           AGAINST

NO: 88614 as a Director

PROPOSAL #B.6.5: Election of Uppercrest Enterprises          ISSUER            YES         AGAINST           AGAINST

Limited: ID NO: 92013 as a Director

PROPOSAL #B.6.6: Election of Douglas Fong-Chou Chang:        ISSUER            YES         AGAINST           AGAINST

 ID NO: 161262 as a Director

PROPOSAL #B.6.7: Election of Henry C. Wang:ID NO: 17         ISSUER            YES         AGAINST           AGAINST

as a Supervisor

PROPOSAL #B.6.8: Election of Ching Shan Investments          ISSUER            YES         AGAINST           AGAINST

Co Ltd:ID NO: 21 as a Supervisor

PROPOSAL #B.7: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.8: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINGAPORE AIRPORT TERMINAL SERVICES LTD

  TICKER:                  N/A                 CUSIP:   Y7992U101

  MEETING DATE:      7/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report        ISSUER            YES             FOR                  FOR

 and audited accounts for the YE 31 MAR 2009 and the

Auditors' report thereon

PROPOSAL #2.: Declare a final tax-exempt [one-tier]          ISSUER            YES             FOR                  FOR

dividend of 6 cents per share, for the YE 31 MAR 2009

PROPOSAL #3.: Re-elect Mr. Yeo Chee Tong as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

Article 83 of the Company's Articles of Association

PROPOSAL #4.: Re-elect Mr. Ng Kee Choe as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation in accordance with Article

83 of the Company's Articles of Association

PROPOSAL #5.: Re-appoint Messrs. Ernst & Young LLP as        ISSUER            YES             FOR                  FOR

 the Auditors of the Company to hold office until the

 next AGM and authorize the Directors to fix their

remuneration

PROPOSAL #6.: Approve the payment of the Directors'          ISSUER            YES             FOR                  FOR

fees of SGD 749,357 for the YE 31 MAR 2009

PROPOSAL #7.: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

to: i) issue shares in the capital of the Company

[shares] whether by way of rights, bonus or

otherwise; and/or ii) make or grant offers,

agreements or options [collectively, Instruments]

that might or would require shares to be issued,

including but not limited to the creation and issue

of [as well as adjustments to] warrants, debentures

or other instruments convertible into shares, at any

time and upon such terms and conditions and for such

purposes and to such persons as the Directors may in

their absolute discretion deem fit; and

[notwithstanding the authority conferred by this

Resolution may have ceased to be in force] issue

shares in pursuance of any Instrument made or granted

 by the Directors while this Resolution was in force,

 the aggregate number of shares to be issued pursuant

 to this Resolution [including shares to be issued in

 pursuance of Instruments made or granted pursuant to

 this Resolution] does not exceed 50% of the total

number of issued shares [excluding treasury shares]

in the capital of the Company [as calculated in

accordance with this  resolution below], of which the

 aggregate number of shares to be issued other than

on a pro rata basis to shareholders of the Company

[including shares to be issued in pursuance of

Instruments made or granted pursuant to this

Resolution] does not exceed 10% of the total number

of issued shares [excluding treasury shares] in the

capital of the Company [as calculated in accordance

with this resolution below]; [subject to such manner

of calculation as may be prescribed by the Singapore

Exchange Securities Trading Limited [SGX-ST]] for the

 purpose of determining the aggregate number of

shares that may be issued under this resolution

above, the percentage of issued shares shall be based

 on the total number of issued shares [excluding

treasury shares] in the capital of the Company at the

 time this Resolution is passed, after adjusting for:

 i) new shares arising from the conversion or

exercise of any convertible securities or employee

share options or vesting of share awards which are

outstanding or subsisting at the time this Resolution

 is passed; and ii) any subsequent bonus issue,

consolidation or subdivision of shares; in exercising

 the authority conferred by this Resolution, the

Company shall comply with the provisions of the

Listing Manual of the SGX-ST for the time being in

force [unless such compliance has been waived by the

SGX-ST] and the Articles of Association for the time

being of the Company; and [Authority expires the

earlier of the conclusion of the next AGM of the

Company or the date by which the next AGM of the

PROPOSAL #8.: Authorize the Directors, to grant                 ISSUER            YES         AGAINST           AGAINST

awards in accordance with the provisions of the SATS

Performance Share Plan [Performance Share Plan]

and/or the SATS Restricted Share Plan [Restricted

Share Plan]; and to allot and issue from time to time

 such number of ordinary shares in the capital of the

 Company as may be required to be issued pursuant to

the exercise of options under the SATS Employee Share

 Option Plan [Share Option Plan] and/or such number

of fully paid shares as may be required to be issued

pursuant to the vesting of awards under the

Performance Share Plan and/or the Restricted Share

Plan [the Share Option Plan, the Performance Share

Plan and the Restricted Share Plan, together the

Share Plans], provided always that the aggregate

number of ordinary shares to be issued pursuant to

the Share Plans shall not exceed 15% of the total

number of issued ordinary shares [excluding treasury

shares] in the capital of the Company from time to

PROPOSAL #9.: Authorize, the Company, its                            ISSUER            YES             FOR                  FOR

subsidiaries and associated Companies that are

entities at risk [as that term is used in Chapter 9],

 or any of them, for the purposes of Chapter 9 of the

 Listing Manual [Chapter 9] of the SGX-ST, to enter

into any of the transactions falling within the types

 of interested person transactions as specified in

the Appendix to the Letter to Shareholders dated 19

JUN 2009 [the Letter to Shareholders] with any party

who is of the class of interested persons as

specified in the Appendix to the Letter to

Shareholders, provided that such transactions are

made on normal commercial terms and in accordance

with the review procedures for such interested person

 transactions; the approval given in this resolution

above [the IPT Mandate]; [Authority expires the

earlier of the conclusion of the next AGM of the

Company or the date by which the next AGM of the

Company is required by law to be held]; and authorize

 the Directors of the Company to complete and do all

such acts and things [including executing all such

documents as may be required] as they may consider

expedient or necessary or in the interests of the

Company to give effect to the IPT Mandate and/or this

PROPOSAL #10.: Transact any other business                           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINGULUS TECHNOLOGIES AG

  TICKER:                  N/A                 CUSIP:   D69757108

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the  2009 FY with

the report of the Supervisory Board, the group

financial statements, the group annual report, and

the reports pursuant to Sections 289(4), 289(5) and

315(4) of the German Commercial Code

PROPOSAL #2.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #3.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #4.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: Ernst + Young  AG, Eschborn/Frankfurt

PROPOSAL #5.: Resolution on the revocation of the              ISSUER            YES             FOR                  FOR

existing authorized capital, the creation of new

authorized capital, and the corresponding amendment

to the Articles of Association the existing

authorized capital 2007/iii and authorized capital

2008/i shall be revoked, the board of Managing

Directors shall be authorized, with the consent of

the Supervisory Board, to increase the share capital

by up to EUR 12,315,033 through the issue of up to

12,315,033 new bearer shares against contributions in

 cash or kind, within a period of 5 years (authorized

 capital 2010/ii), shareholders shall be granted

subscription rights except for the granting of such

rights to holders of conversion or option rights, for

 a capital increase of up to 10% of the share capital

 against contributions in cash if the shares are

issued at a price not materially below their market

price, and for the issue of shares against

PROPOSAL #6.: Resolution on the revocation of the              ISSUER            YES             FOR                  FOR

contingent capital i of up to EUR 1,363,560 and the

corresponding Amendment to the Articles of association

PROPOSAL #7.: Resolution on the authorization to                ISSUER            YES         AGAINST           AGAINST

issue convertible and/or warrant bonds, the creation

of contingent capital, and the corresponding

amendment to the Articles of Association the Board of

 Managing directors shall be authorized, with the

consent of the Supervisory Board, to issue bonds of

up to EUR 250,000,000, having a term of up to 20

years and conferring conversion and/or option rights

for shares of the Company, on or before 01 JUN 2015,

shareholders shall be granted subscription rights

except for residual amounts, for the granting of such

 rights to holders of conversion or option rights,

for the issue of bonds conferring conversion and/or

opt ion rights for shares of the Company of up to 10%

 of the share capital at a price not materially below

 their theoretical market value, and for the issue of

 bonds against contributions in kind, the existing

contingent capital iv of up to EUR 13,000,000

approved by the shareholders' meeting of 30 MAY 2005,

 shall be revoked, in connection with the new

authorization to issue bonds, the Company''S share

capital shall be increased accordingly by up to EUR

14,477,735 through the issue of up to 14,477,735 new

shares, insofar as conversion and/or option rights

are exercised (contingent capital 2010/iv)

PROPOSAL #8.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association in accordance with the law on the

implementation of the shareholder rights directive

(ARUG) 8.a Section 12(2), in respect of the

shareholders' meeting being convened at least 30 days

 prior to the meeting the day of the convocation and

the day of the shareholders' meeting not being

included in the calculation of the 30 day period 8.b

Section 13(3), in respect of proxy-voting

instructions being issue d in textual form

facilitations regarding the issue of proxies being

publicized in the convocation of the shareholders'

meeting 8.c Section 13(4), in respect of the board of

 Managing Directors being authorized to allow

shareholders to exercise their voting rights in

writing or electronically (absentee voting)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINKONG SPINNING CO LTD

  TICKER:                  N/A                 CUSIP:   Y80208104

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #2.2: Approve 2009 profit distribution,                ISSUER            YES             FOR                  FOR

proposed cash dividend TWD 0.25 per share

PROPOSAL #2.3: Amend the Articles of Incorporation of        ISSUER            YES             FOR                  FOR

 Company

PROPOSAL #3: Other issues and extraordinary motions           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINO BIOPHARMACEUTICAL LTD

  TICKER:                  N/A                 CUSIP:   G8167W138

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements and the reports of Directors and

 Independent Auditors for the YE 31 DEC, 2009

PROPOSAL #2: Approve the payment of a final dividend         ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009

PROPOSAL #3a.i: Re-elect Mr. Tse Hsin as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #3a.ii: Re-elect Ms. Cheng Cheung Ling as a         ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3aiii: Re-elect Mr. Li Dakui as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3a.iv: Re-elect Ms. Li Jun as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #3b: Authorize the Board of Directors to fix        ISSUER            YES             FOR                  FOR

 their remuneration

PROPOSAL #4: Re-appoint the Company's Auditors and            ISSUER            YES             FOR                  FOR

authorize the Board of Directors to fix their

remuneration

PROPOSAL #5a: Grant the Directors a general mandate          ISSUER            YES             FOR                  FOR

to allot, issue and otherwise deal with additional

shares not exceeding 20% of the issued shares capital

 of the Company

PROPOSAL #5b: Grant the Directors a general mandate          ISSUER            YES             FOR                  FOR

to repurchase not exceeding 10% of the issued share

capital of the Company

PROPOSAL #5c: Approve to extend the share allotment          ISSUER            YES             FOR                  FOR

mandate by the addition thereto of the Company

repurchased by the Company

PROPOSAL #6: Approve to refresh the share option                ISSUER            YES             FOR                  FOR

scheme mandate up to 10% of the issued share capital

of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINO BIOPHARMACEUTICAL LTD

  TICKER:                  N/A                 CUSIP:   G8167W138

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the authorized                ISSUER            YES         AGAINST           AGAINST

share capital of the Company from HKD150,000,000

divided into 6,000,000,000 shares of HKD 0.025 each

(the Shares) to HKD 200,000,000 divided into

8,000,000,000 shares of HKD 0.025 each by the

creation of an additional 2,000,000,000 new shares of

 HKD 0.025 each in the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINO GOLD MINING LTD, SYDNEY NSW

  TICKER:                  N/A                 CUSIP:   Q8505T101

  MEETING DATE:      12/2/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, pursuant to and in accordance         ISSUER            YES             FOR                  FOR

with Section 411 of the Corporations Act 2001 (Cth),

the scheme of arrangement proposed between Sino Gold

Mining Limited and the holders of its ordinary shares

 (other than certain excluded shareholders), as

specified, is agreed to (with or without modification

 as approved by the Federal Court of Australia)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINO UNION PETROLEUM & CHEMICAL INTERNATIONAL   LT

  TICKER:                  N/A                 CUSIP:   G8166Y101

  MEETING DATE:      8/31/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements and the reports of the Directors and of

the Auditors for the YE 31 MAR 2009

PROPOSAL #2.a: Re-elect Mr. Chow Charn Ki, Kenneth as        ISSUER            YES         AGAINST           AGAINST

 a Director

PROPOSAL #2.b: Re-elect Dr. Ching Men Ky, Carl as a          ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #2.c: Re-elect Mr. Ng Wing Ka as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.d: Re-elect Ms. Fibiolla lrianni Ohei as         ISSUER            YES         AGAINST           AGAINST

a Director

PROPOSAL #2.e: Authorize the Board to fix the                     ISSUER            YES             FOR                  FOR

remuneration of the Directors

PROPOSAL #3.: Appoint Messrs HLB Hodgson Impey Cheng         ISSUER            YES         AGAINST           AGAINST

as the Auditors of the Company for the FYE 31 MAR

2010 and authorize the Board to fix their remuneration

PROPOSAL #4.: Authorize the Directors to allot, issue        ISSUER            YES         AGAINST           AGAINST

 and otherwise deal with additional shares in the or

securities convertible into Shares or options,

warrants or similar rights to subscribe for any

shares, and to make, grant, sign or execute offers,

agreements or options deeds and other documents which

 would or might require the exercise of such powers,

subject to and in accordance with all applicable

Laws, during and after the relevant period, not

exceeding 20% of the aggregate nominal amount of the

share capital of the Company in issue as at the date

of passing of this resolution, and the said approval

shall be limited accordingly, otherwise than pursuant

 to: i) a rights issue [as specified]; or ii) the

exercise of rights of subscription or conversion

attaching to any warrants of the Company or any

securities which are convertible into Shares; or iii)

 the exercise of any option under the Share Option

Scheme or similar arrangement for the time being

adopted for the grant or issue to officers and/or

employees of the Company and/or any of its

subsidiaries of Shares or rights to acquire Shares of

 the Company; or iv) scrip dividends or under similar

 arrangement providing for the allotment of shares in

 lieu of the whole or part of a dividend on Shares in

 accordance with the Bye-Laws of the Company in force

 from time to time; and v) a specific authority

granted by the shareholders; [Authority expires the

earlier of the conclusion of the next AGM of the

Company or the expiration of the period within which

the next AGM is required by the Bye-Laws of the

Company or the applicable Laws of Bermuda to be held]

PROPOSAL #5.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 to purchase the shares on the Stock Exchange or on

any other exchange on which the securities of the

Company may be listed and recognized by the

Securities and Futures Commission of Hong Kong and

the Stock Exchange for this purpose [Recognized Stock

 Exchange] during the relevant period, subject to and

 in accordance with the applicable Laws of Bermuda

and the requirements of the Listing Rules or those of

 any other Recognized Stock Exchange as amended from

time to time, not exceeding 10% of the aggregate

nominal amount of the issued share capital of the

Company in issue as at the date of passing of this

resolution and the approval pursuant to this

resolution shall be limited accordingly; [Authority

expires the earlier of the conclusion of the next AGM

 of the Company or the expiration of the period

within which the next AGM is required by the Bye-Laws

 of the Company or the applicable Laws of Bermuda to

PROPOSAL #6.: Approve, subject to the passing of the         ISSUER            YES         AGAINST           AGAINST

Resolutions 4 and 5, as specified, to extend the

general mandate granted to the Directors to exercise

the powers of the Company to allot, issue and

otherwise deal with Shares [Shares] in the capital of

 the Company pursuant to the Resolution 4 as

specified, by the addition to the aggregate nominal

amount of share capital of the Company which may be

allotted or agreed conditionally or unconditionally

to be allotted by the Directors pursuant to such

general mandate of an amount representing the

aggregate nominal amount of the share capital of the

Company purchased by the Company under the authority

granted pursuant to the Resolution 5, as specified

provided that such amount shall not exceed 10% of the

 aggregate nominal amount of the share capital of the

 Company in issue as at the date of passing of this

PROPOSAL #7.: Approve to increase the authorized                ISSUER            YES         AGAINST           AGAINST

share capital of the Company from HKD 200,000,000,

divided into 10,000,000,000 Shares to HKD

2,000,000,000 divided into 100,000,000,000 Shares by

the creation of an additional 90,000,000,000 new

Shares; and authorize the Directors, to deal with on

behalf of the Company the relevant application,

endorsement, registration, filing procedures and

other relates issues, including the signing of all

such documents and/or do all such things and acts as

the Directors may consider necessary or expedient for

 the purpose of effecting or otherwise in connection

with the increase of the authorized share capital of

PROPOSAL #S.8: Approve, subject to and conditional            ISSUER            YES             FOR                  FOR

upon the approval of the Registrar of Companies in

Bermuda, to change and adopt the English name of the

Company from Sino Union Petroleum & Chemical

International Limited to Sino Union Energy Investment

 Group Limited and as the secondary name of the

Company; and authorize the Directors of the Company

to deal with on behalf of the Company the relevant

application, endorsement, registration, filing

procedures and other relates issues, including the

signing of all such documents and/or do all such

things and acts as the Directors may consider

necessary or expedient for the purpose of effecting

or otherwise in connection with the change of name

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINO-AMERICAN SILICON PRODUCTS INC

  TICKER:                  N/A                 CUSIP:   Y8022X107

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of joint-venture in                     ISSUER             NO              N/A                  N/A

people's republic of china

PROPOSAL #A.5: The status of cash injection                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings and staff bonus, proposed

stock dividend: 70 for 1,000 shares held

PROPOSAL #B.4: Approve the proposal of capital                   ISSUER            YES             FOR                  FOR

injection by issuing new shares to participate the

global depositary receipt (GDR) issuance

PROPOSAL #B.5: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.7: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.8: Approve the proposal of capital                   ISSUER            YES             FOR                  FOR

injection by issuing new shares to apply profit-

seeking enterprise income tax exemption

PROPOSAL #B.9: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINO-FOREST CORP, MISSISSAUGA ON

  TICKER:                  N/A                 CUSIP:   82934H101

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of the proposed nominees set            ISSUER            YES         AGAINST           AGAINST

forth in the management circular furnished in

connection with the meeting as Directors of the

corporation

PROPOSAL #2: Appoint Ernst & Young LLP as Auditor of         ISSUER            YES             FOR                  FOR

the Corporation for the ensuing year and to authorize

 the Directors of the Corporation to fix their

remuneration to be paid to the Auditor

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINOLINK WORLDWIDE HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G8165B102

  MEETING DATE:      7/13/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify to enter into of the        ISSUER            YES         AGAINST           AGAINST

 placing agreement [the Placing Agreement] dated 13

JUN 2009 [as specified] between the Company and

Taifook Securities Company Limited [the Placing

Agent] in connection with the offer by the Company by

 way of private placement through the Placing Agent,

on a best effort basis, of the three-year zero coupon

 convertible bonds up to the aggregate principal sum

of HKD 500,000,000 [the Convertible Bonds],

convertible into new shares with a par value of HKD

0.10 each [each, a Share] in the capital of the

Company on the terms and conditions [the Bond

Conditions] as specified and the performance of all

the transactions contemplated thereunder and all

other matters of and incidental thereto; authorize

the Directors [the Directors] of the Company, to

issue the Convertible Bonds on and subject to the

terms of the Placing Agreement, to do all such

further acts and things and to sign and execute all

such other or further documents and to take all such

steps which, in the opinion of the Directors, may be

necessary, appropriate, desirable or expedient to

implement and/or give effect to the terms of, or the

transactions contemplated by, the Placing Agreement

and all documents in connection therewith and to

agree to such variation, amendments or waiver or

matters relating thereto [including any variation,

amendments or waiver of the Bond Conditions] as are,

in the opinion of the Directors, in the interest of

the Company and its shareholders as a whole; the

creation and issue by the Company of the Convertible

Bonds be and is hereby generally and unconditionally

approved in all respects; and authorize the Directors

 to: i) allot and issue such number of new ordinary

shares [the Shares] with a par value of HKD 0.10 each

 in the capital of the Company [the Specific Mandate]

 as may be required to be allotted and issued on and

subject to the terms and conditions of the Placing

Agreement under resolution this resolution; and ii)

upon exercise of the conversion rights attaching to

the Convertible Bonds approved to be issued under

resolution this resolution and subject to the terms

and conditions of the Placing Agreement and the Bond

Conditions; for the avoidance of doubts, the Specific

 Mandate is in addition to, and shall not prejudice

nor revoke the existing general mandate granted to

the Directors by the shareholders of the Company in

the AGM of the Company held on 02 JUN 2009 or such

other general or specific mandate(s) which may from

time to time be granted to the Directors prior to the

 passing of this resolution

PROPOSAL #2.: Approve to increase the authorized                ISSUER            YES         AGAINST           AGAINST

share capital of the Company from HKD 480,000,000

divided into 4,800,000,000 ordinary shares [the

Shares] with a par value of HKD 0.10 each to HKD

600,000,000 divided into 6,000,000,000 Shares by the

creation of an additional 1,200,000,000 new Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINOLINK WORLDWIDE HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G8165B102

  MEETING DATE:      6/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and consider the audited                     ISSUER            YES             FOR                  FOR

consolidated financial statements and the reports of

the Directors of the Company and report of

Independent Auditors for the YE 31 DEC 2009

PROPOSAL #2.A.1: Re-elect Mr. Chen Wei as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #2.A.2: Re-elect Mr. Law Sze Lai as a                   ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #2.A.3: Re-elect Mr. Tian Jin as a Director         ISSUER            YES         AGAINST           AGAINST

of the Company

PROPOSAL #2.B: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the remuneration of Directors of the Company

PROPOSAL #3: Re-appoint Deloitte Touche Tohmatsu as          ISSUER            YES             FOR                  FOR

the Auditors and authorize the Board of Directors to

fix the remuneration of the Auditors

PROPOSAL #4: Declare the final dividend for the YE 31        ISSUER            YES             FOR                  FOR

 DEC 2009

PROPOSAL #5.A: Authorize the Directors to repurchase         ISSUER            YES             FOR                  FOR

shares of the Company

PROPOSAL #5.B: Authorize the Directors to issue                 ISSUER            YES             FOR                  FOR

shares of the Company

PROPOSAL #5.C: Approve to extend the general mandate         ISSUER            YES             FOR                  FOR

to issue shares granted to the Directors of the

Company to cover shares repurchased by the Company

PROPOSAL #5.D: Approve the refreshment of mandate              ISSUER            YES             FOR                  FOR

limit to the existing share option scheme

PROPOSAL #S.6: Amend the Bye-Laws of the Company                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINOPEC KANTONS HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G8165U100

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited                          ISSUER            YES             FOR                  FOR

consolidated financial statements and reports of the

Directors and the Auditors for the YE 31 DEC 2009

PROPOSAL #2: Approve and declare a final dividend               ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Re-elect Mr. Zhu Jian Min as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Re-elect Mr. Tan Ke Fei as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Re-elect Mr. Fong Chung, Mark as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

Directors' remuneration

PROPOSAL #5: Appointment of the Company's Auditors,          ISSUER            YES             FOR                  FOR

and authorize the Directors to fix

PROPOSAL #6: Approve to grant a general mandate to            ISSUER            YES             FOR                  FOR

the Directors to issue new shares in Ordinary

Resolution 6 as set out in the notice of the meeting

PROPOSAL #7: Approve to grant a general mandate to            ISSUER            YES             FOR                  FOR

the Directors to repurchase shares in Ordinary

Resolution 7 as set out in the notice of the meeting

PROPOSAL #8: Approve to extend the general mandate            ISSUER            YES             FOR                  FOR

granted to the Directors to issue new shares in

Ordinary Resolution 6 as set out in the notice of the

 meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINOTRANS SHIPPING LTD

  TICKER:                  N/A                 CUSIP:   Y8014Y105

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements and the report of the Directors and the

Independent Auditor's report for the YE 31 DEC 2009

PROPOSAL #2.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Authorize the Board to fix the                       ISSUER            YES             FOR                  FOR

Directors' fees

PROPOSAL #4.: Re-appoint the Auditors and authorize          ISSUER            YES             FOR                  FOR

the Board to fix their remuneration

PROPOSAL #5.1: Authorize the Directors to repurchase         ISSUER            YES             FOR                  FOR

shares

PROPOSAL #5.2: Authorize the Directors to issue shares      ISSUER            YES             FOR                  FOR

PROPOSAL #5.3: Approve an extension of general                   ISSUER            YES             FOR                  FOR

mandate to be given to Directors to issue shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINOTRUK HONG KONG LTD

  TICKER:                  N/A                 CUSIP:   Y8014Z102

  MEETING DATE:      8/12/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Amend, subject to the closing of the          ISSUER            YES             FOR                  FOR

Transaction Documents [as specified], the Articles of

 Association of the Company be amended in the

specified manner: [a] by adding the specified

paragraph immediately after Article 97(9) as Article

97(10): [b] by amending the item number of '(10)',

'(11)' and '(12)' for existing Articles 97(10),

97(11) and 97(12) to '(11)', '(12)' and '(13)'

respectively: [c] by inserting item number '(1)'

immediately before the existing paragraph in Article

99: [d] by adding the specified paragraph as Article

99(2) immediately after the existing paragraph in

Article 99: [e] by replacing the words 'may be fixed

by the Board and unless so fixed at any other number,

 2 Directors shall be a quorum' with 'shall be half

of the Directors for the time being [or if their

number is not an even number, the number nearest to

but not less than half of the number of

Directors]' in Article 100: and [f] by adding the

specified paragraphs as Article 87A immediately after

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINOTRUK HONG KONG LTD

  TICKER:                  N/A                 CUSIP:   Y8014Z102

  MEETING DATE:      8/12/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.A: Approve and ratify the execution of            ISSUER            YES             FOR                  FOR

the Renewed Parts Supply Agreement [as specified in

the circular [the First Circular] of the Company

dated 27 JUL 2009 of the Company relating thereto]

PROPOSAL #1.B: Approve the transactions contemplated         ISSUER            YES             FOR                  FOR

under the Renewed Parts Supply Agreement and the

proposed annual capital thereof for the year ending

31 DEC 2010 as specified

PROPOSAL #1.C: Authorize any Director of the Company         ISSUER            YES             FOR                  FOR

to do all acts and execute and deliver [whether under

 seal] all such documents for and on behalf of the

Company as the consider necessary or desirable in

connection with the Renewed Parts Supply Agreement,

the transactions thereunder and the proposed annual

capital

PROPOSAL #2.A: Approve and ratify the execution of            ISSUER            YES             FOR                  FOR

the Renewed Parts Purchase Agreement [as specified in

 the First Circular]

PROPOSAL #2.B: Approve the transactions contemplated         ISSUER            YES             FOR                  FOR

under the Renewed Parts Purchase Agreement and the

proposed annual capital thereof for the year ending

31 DEC 2010 as specified

PROPOSAL #2.C: Authorize any Director of the Company         ISSUER            YES             FOR                  FOR

to do all acts and execute and deliver [whether under

 seal] all such documents for and on behalf of the

Company as the Director considers necessary or

desirable in connection with the Renewed Parts

Purchase Agreement, the transactions thereunder and

the proposed annual capital

PROPOSAL #3.A: Approve and ratify the execution of            ISSUER            YES             FOR                  FOR

the Renewed Products Sales Agreement [as specified in

 the First Circular]

PROPOSAL #3.B: Approve the transactions contemplated         ISSUER            YES             FOR                  FOR

under the Renewed Products Sales Agreement and the

proposed annual capital thereof for the year ending

31 DEC 2010 as specified

PROPOSAL #3.C: Authorize any Director of the Company         ISSUER            YES             FOR                  FOR

to do all acts and execute and deliver [whether under

 seal] all such documents for and on behalf of the

Company as the Director considers necessary or

desirable in connection with the Renewed Products

Sales Agreement, the transactions thereunder and the

proposed annual capital

PROPOSAL #4.A: Approve and ratify the execution of            ISSUER            YES             FOR                  FOR

the Renewed Products Purchase Agreement [as specified

 in the First Circular]

PROPOSAL #4.B: Approve the transactions contemplated         ISSUER            YES             FOR                  FOR

under the Renewed Products Purchase Agreement and the

 proposed annual capital thereof for the year ending

31 DEC 2010 as specified

PROPOSAL #4.C: Authorize any Director of the Company         ISSUER            YES             FOR                  FOR

to do all acts and execute and deliver [whether under

 seal] all such documents for and on behalf of the

Company as the Director considers necessary or

desirable in connection with the Renewed Products

Purchase Agreement, the transactions thereunder and

the proposed annual capital

PROPOSAL #5.A: Approve and ratify the execution of            ISSUER            YES             FOR                  FOR

the Renewed Construction Service Agreement [as

specified in the First Circular]

PROPOSAL #5.B: Approve the transactions contemplated         ISSUER            YES             FOR                  FOR

under the Renewed Construction Service Agreement and

the proposed annual capital thereof for the year

ending 31 DEC 2010 as specified

PROPOSAL #5.C: Authorize any Director of the Company         ISSUER            YES             FOR                  FOR

to do all acts and execute and deliver [whether under

 seal] all such documents for and on behalf of the

Company as the Director considers necessary or

desirable in connection with the Renewed Construction

 Service Agreement, the transactions thereunder and

the proposed annual capital

PROPOSAL #6.: Approve, subject to the passing of the         ISSUER            YES             FOR                  FOR

Ordinary Resolutions 7 and 8 below, the transactions

contemplated under the Transaction Documents [as

specified in the circular [the Second Circular] of

the Company dated 27 JUL 2009 relating thereto]

PROPOSAL #7.A: Approve and ratify, subject to the              ISSUER            YES             FOR                  FOR

passing of the Ordinary Resolution 6 above and the

Ordinary Resolution 8 below, the execution of the

Subscription Agreement [as specified in the Second

Circular]

PROPOSAL #7.B: Approve, subject to the passing of the        ISSUER            YES             FOR                  FOR

 Ordinary Resolution 6 above and the Ordinary

Resolution 8 below, the creation and issue of the

Convertible Note [as specified in the Second Circular]

PROPOSAL #7.C: Approve, subject to the passing of the        ISSUER            YES             FOR                  FOR

 Ordinary Resolution 6 above and the Ordinary

Resolution 8 below, the allotment and issue of the

Conversion Shares [as specified in the Second

Circular] and reservation of number of shares for

such allotment and issue

PROPOSAL #7.D: Authorize any Director of the Company,        ISSUER            YES             FOR                  FOR

 to issue the Convertible Note and Conversion Shares

on and subject to the terms and conditions of the

Subscription Agreement and to do all acts and execute

 and deliver [whether under seal] all such documents

for and on behalf of the Company as the Director

considers necessary or desirable in connection with

the Subscription Agreement and transactions thereunder

PROPOSAL #8.A: Approve and ratify, subject to the              ISSUER            YES             FOR                  FOR

passing of the Ordinary Resolutions numbered 6 and 7

above, the execution of the Technology License

Agreement [as specified in the Second Circular]

PROPOSAL #8.B: Authorize any Director of the Company         ISSUER            YES             FOR                  FOR

to do all acts and execute and deliver [whether under

 seal] all such documents for and on behalf of the

Company as the Director considers necessary or

desirable in connection with the Technology License

Agreement and transactions thereunder

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINOTRUK HONG KONG LTD

  TICKER:                  N/A                 CUSIP:   Y8014Z102

  MEETING DATE:      1/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.A: Approve and ratify the execution of            ISSUER            YES             FOR                  FOR

the Equity Transfer Agreement as defined in the

circular of the Company to the shareholder of the

Company dated 15 DEC 2009 and approve the transaction

PROPOSAL #1.B: Authorize any Director of the Company         ISSUER            YES             FOR                  FOR

to do all acts and execute and deliver whether under

seal all such documents for and on behalf of the

Company as he considers necessary or desirable in

connection with the Equity Transfer Agreement and the

 transaction thereunder

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINOTRUK HONG KONG LTD

  TICKER:                  N/A                 CUSIP:   Y8014Z102

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements of the Company and its

subsidiaries and the reports of the Directors and the

 Auditor of the Company for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend of HKD 0.06 per        ISSUER            YES             FOR                  FOR

 share for the YE 31 DEC 2009

PROPOSAL #3.A: Re-elect Mr. Pan Qing as the Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #3.B: Re-elect Dr. Georg Pachta-Reyhofen as         ISSUER            YES             FOR                  FOR

the Director of the Company

PROPOSAL #3.C: Re-elect Mr. Jorg Schwitalla as the            ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.D: Re-elect Mr. Lars Wrebo as the                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.E: Re-elect Mr. Lin Zhijun as the                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.F: Re-elect Mr. Hu Zhenghuan as the                 ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.G: Re-elect Mr. Li Xianyun as the                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.H: Authorize the Board of Director to fix        ISSUER            YES             FOR                  FOR

 remunerations of the Directors of the Company

PROPOSAL #4: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditor and authorize the Board of Directors to fix

its remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINTEK PHOTRONICS CORP

  TICKER:                  N/A                 CUSIP:   Y80649109

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the 2009 business reports and         ISSUER             NO              N/A                  N/A

financial statements

PROPOSAL #A.2: Receive the 2009 audited reports                  ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Receive the status of endorsement and         ISSUER             NO              N/A                  N/A

guarantee

PROPOSAL #A.4: Receive the report on the                              ISSUER             NO              N/A                  N/A

establishment for the rules of the Board meeting

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the distribution of 2009                 ISSUER            YES             FOR                  FOR

profits or offsetting deficit

PROPOSAL #B.3: Approve the capital injection by                 ISSUER            YES             FOR                  FOR

issuing new shares

PROPOSAL #B.4: Approve the capital injection via                ISSUER            YES             FOR                  FOR

private placement

PROPOSAL #B.5: Approve the Company's procurement of          ISSUER            YES             FOR                  FOR

liability insurance for its Directors and Supervisors

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans, endorsement and guarantee

PROPOSAL #B.7: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of asset acquisition or disposal

PROPOSAL #B.8: Amend the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #B.9: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINTEX INDUSTRIES LTD (FORMERLY BHARAT VIJAY MILLS

  TICKER:                  N/A                 CUSIP:   Y8064D134

  MEETING DATE:      10/12/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the Balance         ISSUER            YES             FOR                  FOR

Sheet as at 31 MAR 2009, the Profit and Loss Account

for the YE 31 MAR 2009, the reports of the Directors

and the Auditors of the Company thereon

PROPOSAL #2.: Declare a dividend on equity shares of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #3.: Re-appoint Shri. Rooshi Kumar V.Pandya         ISSUER            YES             FOR                  FOR

as a Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri. Rahul A. Patel as a            ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Shri. Amit D. Patel as a              ISSUER            YES         AGAINST           AGAINST

Director who retires by rotation

PROPOSAL #6.: Re-appoint M/s. Deloitte Haskins &                ISSUER            YES             FOR                  FOR

Sells, as the Statutory Auditors of the Company and

approve to fix their remuneration

PROPOSAL #7.: Authorize the Board of Directors, in            ISSUER            YES         AGAINST           AGAINST

suppression of the Resolution passed at the EGM held

on 24 DEC 2007, pursuant to Section 293(1)(d) and all

 other applicable provisions of the Companies Act

1956 and all other enabling provisions, if any, to

borrow such sum or sums of money in any manner, from

time to time, as may be required for the purposes of

the business of the Company with or without the

security and upon such terms and conditions as they

may think fit, notwithstanding that money to be

borrowed together with money already borrowed by the

Company [apart from temporary loans obtained from the

 Company's bankers in the ordinary course of

business] may exceed the aggregate of the Company's

paid-up share capital and its free reserves, that is

to say reserves not set apart for any specific

purpose provided that the total amount so, borrowed

by the Board of Directors and outstanding at any time

 shall not exceed the sum of INR 4000 crore

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINTEX INDUSTRIES LTD (FORMERLY BHARAT VIJAY MILLS

  TICKER:                  N/A                 CUSIP:   Y8064D134

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Amend, pursuant to Section 17 and                ISSUER            YES             FOR                  FOR

other applicable provisions, if any, of the Companies

 Act, 1956, by deleting the Clause 3 (31) of the

Object Clause and Clause 6 of the Memorandum of

Association and by inserting the new Clause 3(33) to

3(41) in the Object Clause of the Memorandum of

Association of the Company, after renumbering Clause

3(32) and 3(33) as Clause 3(31) and 3(33)

respectively, as specified and the existing Clause

3(15) and renumbered Clause 2(32) of the Object

Clause of the Memorandum of Association of the

Company by deleting and the same be substituted by

the new Clause 3(15) and 3(32) as specified,

authorize the Board of Directors to do such act,

deeds, things, and matters as may be required to give

 effect to this resolution including any incidental

PROPOSAL #S.2: Amend, pursuant to Section 17 and                ISSUER            YES             FOR                  FOR

other applicable provisions, if any, of the Companies

 Act, 1956, by deleting the existing Clause 2 of

Memorandum of Association, and by inserting the new

Clause 2 relating to Registered office of the

Company, as specified; and authorize the Board of

Directors of the Company to do all such acts, deeds,

things, and matters as may required to give effect to

 this resolution including the incidental matters

PROPOSAL #S.3: Approve and adopt, pursuant to Section        ISSUER            YES             FOR                  FOR

 31 and other applicable provisions, if any, of the

Companies Act, 1956, the new set of Articles of

Association of the Company as the Articles of

Association of the Company in substitution of the

existing articles; and authorize the Board of

Directors of the Company to do all such acts, deeds,

things, and maters as may be required to this

resolution including any incidental matters

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINTOKOGIO,LTD.

  TICKER:                  N/A                 CUSIP:   J75562108

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SINYI REALTY INC

  TICKER:                  N/A                 CUSIP:   Y8062B106

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2.6 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings, proposed stock dividend: 200

for 1,000 shares held

PROPOSAL #B.5.1: Election of Lin, Hsin-yi / ID No.:          ISSUER            YES             FOR                  FOR

D100805018 as Independent Director

PROPOSAL #B.5.2: Election of Lin, Hsin-ho / ID No.:          ISSUER            YES             FOR                  FOR

R100056856 as Independent Director

PROPOSAL #B.5.3: Election of Liu, Shun-jen / ID NO.:         ISSUER            YES             FOR                  FOR

A123194177 as Independent Director

PROPOSAL #B.6: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIPEF SA, ANVERS

  TICKER:                  N/A                 CUSIP:   B7911E134

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Annual report by the Board of Directors        ISSUER             NO              N/A                  N/A

 on the FY 2009

PROPOSAL #2: Reports by the Supervisor on the annual         ISSUER             NO              N/A                  N/A

and consolidated accounts on the 2009 FY

PROPOSAL #3: Approve the annual account as ended at          ISSUER             NO              N/A                  N/A

31 DEC 2009 and including payment of dividend of 1.10

 EUR per share

PROPOSAL #4: Approve the consolidated annual account         ISSUER             NO              N/A                  N/A

of the group for the 2009 FY

PROPOSAL #5: Grant discharge to the Board of Directors      ISSUER             NO              N/A                  N/A

PROPOSAL #6: Grant discharge to the Supervisor                    ISSUER             NO              N/A                  N/A

PROPOSAL #7.a: Re -appoint Baron Bracht as a Director        ISSUER             NO              N/A                  N/A

 for a new term of 4 years

PROPOSAL #7.b: Re-appoint Priscilla Bracht as a                 ISSUER             NO              N/A                  N/A

Director for a new term of 4 years

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SITRONIX TECHNOLOGY CORP

  TICKER:                  N/A                 CUSIP:   Y8118H107

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: To the 2009 business operations                    ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: To the 2009 audited reports                           ISSUER             NO              N/A                  N/A

PROPOSAL #2.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #2.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2.0per share

PROPOSAL #2.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings and capital reserves  proposed

 stock dividend: 10 for 1,000 SHS held   proposed

bonus issue: 10 for 1,000 SHS held

PROPOSAL #2.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #2.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #2.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #2.7: Election of Tai Cheng-Chieh                         ISSUER            YES             FOR                  FOR

ID/Shareholder No 42917  as a Independent Director

PROPOSAL #2.8: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #3: Other issues and extraordinary motions           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIXT AG, PULLACH

  TICKER:                  N/A                 CUSIP:   D69899116

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and the annual report for the 2009 FY with

 the report of the Supervisory Board, the group

financial statements and the annual report, and the

report pursuant to Sections 289[4] and 315[4] of the

German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 5,257,608.90 as

specified: payment of a dividend of EUR 0.20 per

ordinary share payment of a dividend of EUR 0.22 per

preference share EUR 37,475.90 shall be carried

forward ex-dividend and payable date: 18 JUN 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Approval of the compensation system for        ISSUER            YES         AGAINST           AGAINST

 the Board of Managing Directors, as described in the

 2009 annual report

PROPOSAL #6.: Appointment of Auditors for the 2010FY:        ISSUER            YES             FOR                  FOR

 Deloitte + Touche Gmbh, Munich

PROPOSAL #7.: Resolution on the non-disclosure of the        ISSUER            YES         AGAINST           AGAINST

 individual compensation for the Members of the Board

 of Managing Directors for the next five years

PROPOSAL #8.: Resolution on the revocation of                     ISSUER            YES             FOR                  FOR

contingent capital, and the corresponding amendments

to the Articles of Association the contingent capital

 III shall be revoked, as the related conversion

rights no longer exist

PROPOSAL #9.: Authorization to acquire own shares the        ISSUER            YES             FOR                  FOR

 Company shall be authorized to acquire own ordinary

and/or preference shares of up to 10% of its share

capital, at prices neither more than 10% above, nor

more than 15% below, the market price of the shares,

on or before 16 JUN 2015; the Board of Managing

Directors shall be authorized to dispose of the

shares in a manner other than the stock exchange or a

 rights offering if they are sold at a price not

materially below their market price, to use the

share'S for acquisition purposes or as a compensation

 component for executives, and to retire the shares

PROPOSAL #10.: Authorization to use derivatives for          ISSUER            YES         AGAINST           AGAINST

the acquisition of own shares the company shall be

authorized to use call and put options for the

purpose of acquiring own shares as per Item 9

PROPOSAL #11.: Amendment to Section 3 of the Articles        ISSUER            YES             FOR                  FOR

 of Association in respect of the transmission of

information to shareholders by electronic means

PROPOSAL #12.: Amendment to Section 2 of the Articles        ISSUER            YES         AGAINST           AGAINST

 of Association in respect o f the adjustment of the

object of the Company

PROPOSAL #13.: Approval of the profit transfer                   ISSUER            YES             FOR                  FOR

agreement with the Company's wholly owned subsidiary

sixt finance Gmbh

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SJM HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Y8076V106

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited financial         ISSUER            YES             FOR                  FOR

statements and the reports of the Directors and the

Auditors of the Company and its subsidiaries for the

YE 31 DEC 2009

PROPOSAL #2: Declare the final dividend of HK 9 cents        ISSUER            YES             FOR                  FOR

 per share for the YE 31 DEC 2009 to the shareholders

 of the Company

PROPOSAL #3.1: Re-elect Mr.Ng Chi Sing as an                       ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #3.2: Re-elect Mr. Shum Hong Kuen, David as         ISSUER            YES             FOR                  FOR

an Executive Director

PROPOSAL #3.3: Re-elect Mr. Chau Tak Hay as an                   ISSUER            YES             FOR                  FOR

Independent Non-Executive Director

PROPOSAL #3.4: Re-elect Mr. Lan Hong Tsung, David as         ISSUER            YES             FOR                  FOR

an Independent Non-Executive Director

PROPOSAL #4: Authorize the Board of Directors of the         ISSUER            YES             FOR                  FOR

Company to fix the remuneration for each of the

Directors of the Company

PROPOSAL #5: Re-appoint Messrs. Deloitte Touche                 ISSUER            YES             FOR                  FOR

Tohmatsu, Certified Public Accountants, and H.C. Watt

 & Company Limited as the joint Auditors of the

Company and authorize the Board of Directors of the

Company to fix their remuneration

PROPOSAL #6: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to purchase the shares of the Company in the manner

as described in the circular of the Company dated 27

APR 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SK BROADBAND CO., LTD.

  TICKER:                  N/A                 CUSIP:   Y8065G102

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the FY 2009 financial statement        ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Amend the Articles of Incorporation               ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Election of Insik Park as an Executive        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.2: Election of Inchan Lee as a Non-                  ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #4.: Approve the remuneration limit of                 ISSUER            YES             FOR                  FOR

Directors for the FY 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SK CHEMICALS CO LTD, SUWON

  TICKER:                  N/A                 CUSIP:   Y80661104

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the remuneration for the Director      ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SK COMMUNICATIONS CO LTD

  TICKER:                  N/A                 CUSIP:   Y8063N109

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Amend the Articles of Incorporation               ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Elect Seungyun Ahn as a Director of            ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #3.2: Elect Hyunjong Song as a Director of          ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #3.3: Elect Sangwoo as a Director of the              ISSUER            YES             FOR                  FOR

Company

PROPOSAL #3.4: Elect Jungsoo Yoon as a Director of            ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #3.5: Elect Jaejin Kim as a Director of the         ISSUER            YES             FOR                  FOR

Company

PROPOSAL #4.: Elect the Auditor Committee Member                ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SK GAS CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y9878F109

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the 25th financial statements           ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Elect Sanghun Choi as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #4.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SK SECURITIES CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y8296H101

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 56th financial statement,            ISSUER            YES             FOR                  FOR

the balance sheet, income statement, and the proposed

 disposition of retained earning

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Election of Dae Sik Jo, Seong Geun Song         ISSUER            YES             FOR                  FOR

as the Directors

PROPOSAL #4: Approve the remuneration limit of                   ISSUER            YES             FOR                  FOR

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SKISTAR AB

  TICKER:                  N/A                 CUSIP:   W8582D105

  MEETING DATE:      12/12/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Election of Erik Paulsson as the                   ISSUER             NO              N/A                  N/A

Chairman of the AGM

PROPOSAL #3.: Preparation and approval of voting list        ISSUER             NO              N/A                  N/A

PROPOSAL #4.: Approval of proposed agenda                             ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Election of 2 persons to verify the              ISSUER             NO              N/A                  N/A

minutes

PROPOSAL #6.: Confirmation that the meeting has been         ISSUER             NO              N/A                  N/A

properly convened

PROPOSAL #7.: Presentation of the submitted annual            ISSUER             NO              N/A                  N/A

report and Auditors report, as well as the

consolidated financial statements and Auditors report

 for the consolidated accounts

PROPOSAL #8.: Presentation by the Chief Executive              ISSUER             NO              N/A                  N/A

Officer

PROPOSAL #9.: Adopt the income statement and balance         ISSUER            YES             FOR                  FOR

sheet, and the consolidated income statement and

consolidated balance sheet

PROPOSAL #10.: Approve to distribute dividends of SEK        ISSUER            YES             FOR                  FOR

 5.00 [4.50] per share; and that the day of record be

 Wednesday, 16 DEC 2009; if the AGM resolves in favor

 of this proposal, the planned date for the payment

of the dividend via Euroclear Sweden AB is Monday, 21

 DEC 2009

PROPOSAL #11.: Grant discharge from liability to the         ISSUER            YES             FOR                  FOR

Members of the Board of Directors and the Chief

Executive Officer

PROPOSAL #12.: Approve to fix the fees for the                   ISSUER            YES             FOR                  FOR

Members of the Board of Directors and the audit fees

PROPOSAL #13.1: Re-elect Erik Paulsson, as an                     ISSUER            YES             FOR                  FOR

Ordinary Member of the Board of Directors to hold

office for 1 year, and as the Chairman of the Board

of Directors; and approve the fees shall remain

unchanged, amounting of TSEK 155 [155]

PROPOSAL #13.2: Re-elect Mats Qviberg as a Ordinary          ISSUER            YES             FOR                  FOR

Members of the Board of Directors to hold office for

1 year, and approve the fees shall remain unchanged,

amounting to TSEK 115 and that the audit fees be paid

 on an on account basis

PROPOSAL #13.3: Re-elect Mats Paulsson as a Ordinary         ISSUER            YES             FOR                  FOR

Members of the Board of Directors to hold office for

1 year, and approve the fees shall remain unchanged,

amounting to TSEK 115 and that the audit fees be paid

 on an on account basis

PROPOSAL #13.4: Re-elect Olle Larsson as a Ordinary          ISSUER            YES             FOR                  FOR

Members of the Board of Directors to hold office for

1 year, and approve the fees shall remain unchanged,

amounting to TSEK 115 and that the audit fees be paid

 on an on account basis

PROPOSAL #13.5: Re-elect Per-Uno Sandberg as a                   ISSUER            YES             FOR                  FOR

Ordinary Members of the Board of Directors to hold

office for 1 year, and approve the fees shall remain

unchanged, amounting to TSEK 115 and that the audit

fees be paid on an on account basis

PROPOSAL #13.6: Re-elect Eva-Karin Dahl as a Ordinary        ISSUER            YES             FOR                  FOR

 Members of the Board of Directors to hold office for

 1 year, and approve the fees shall remain unchanged,

 amounting to TSEK 115 and that the audit fees be

paid on an on account basis

PROPOSAL #13.7: Re-elect Mats Arjes as a Ordinary              ISSUER            YES             FOR                  FOR

Members of the Board of Directors to hold office for

1 year, and approve the fees shall remain unchanged,

amounting to TSEK 115 and that the audit fees be paid

 on an on account basis

PROPOSAL #14.1: PLEASE NOTE THAT THIS IS A                          ISSUER            YES             FOR               AGAINST

SHAREHOLDERS' PROPOSAL: appoint Erik Paulsson, as a

Member of the Nomination Committee and as the Chairman

PROPOSAL #14.2: PLEASE NOTE THAT THIS IS A                          ISSUER            YES             FOR               AGAINST

SHAREHOLDERS' PROPOSAL: appoint Mats Paulsson, as a

Member of the Nomination Committee

PROPOSAL #14.3: PLEASE NOTE THAT THIS IS A                          ISSUER            YES             FOR               AGAINST

SHAREHOLDERS' PROPOSAL: appoint Mats Qviberg, as a

Member of the Nomination Committee

PROPOSAL #14.4: PLEASE NOTE THAT THIS IS A                          ISSUER            YES             FOR               AGAINST

SHAREHOLDERS' PROPOSAL: appoint Per Limberg, as a

Member of the Nomination Committee

PROPOSAL #15.: Approve the principles for                            ISSUER            YES         AGAINST           AGAINST

remuneration and other terms of employment for

PROPOSAL #16.: Authorize the Board, until the next            ISSUER            YES             FOR                  FOR

AGM, to pass resolutions, on one or more occasions,

regarding the acquisition of Class B shares in the

Company; however, the Company's holding may not at

any time exceed 10% of the total number of shares in

the Company; the acquisition of shares shall take

place in a regulated market and may only take place

at a price that is, at any given point in time,

within the registered share price interval, that is,

the interval between the highest and the lowest

selling prices, or via an offer of acquisition of

shares directed to all shareholders; regarding the

sale of the Company's own shares in an organized

market or in conjunction with the acquisition of

Companies or operations, this authorization includes

the right to pass resolutions on deviation from the

preferential rights of shareholders and resolutions

that establish forms of payment other than cash

funds, on the basis of in-kind payment, offsetting or

 with other conditions; this authorization may be

utilized on one or a number of occasions and may be

utilized for the acquisition of the maximum number of

 shares stipulated in the authorization to acquire

PROPOSAL #17.: Motions from shareholders                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #18.: Close of the AGM                                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SKY DEUTSCHLAND AG

  TICKER:                  N/A                 CUSIP:   D6997G102

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the reports

 pursuant to Sections 289(4) and 315(4) of the German

 Commercial Code

PROPOSAL #2.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #3.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #4.: Appointment of the Auditors for the              ISSUER            YES             FOR                  FOR

2010 FY: KPMG AG, Munich

PROPOSAL #5.: Amendment to Section 13(2) of the                 ISSUER            YES             FOR                  FOR

Articles of Association in respect of the

shareholders' meeting being convened at least 36 days

 prior to the meeting, the day on which the

convocation of the meeting is announced and the day

of the shareholders' meeting not being included in

the calculation of the 36 day period

PROPOSAL #6.: Amendment to Section 17(1) of the                 ISSUER            YES             FOR                  FOR

Articles of Association in respect of the

shareholders' meeting being chaired by the Chairman

of the Supervisory Board unless the Supervisory Board

 appoints another Board member for this task

PROPOSAL #7.: Amendment to Sections 8(1) and 11(3) of        ISSUER            YES             FOR                  FOR

 the Articles of Association in respect of the

Supervisory Board comprising nine members and the

adoption of resolutions of the Supervisory Board

requiring a quorum of at least five members

PROPOSAL #8.1: Elections to the Supervisory Board:            ISSUER            YES             FOR                  FOR

Dr. Michael Arnold

PROPOSAL #8.2: Elections to the Supervisory Board:            ISSUER            YES             FOR                  FOR

Charles Carey

PROPOSAL #8.3: Elections to the Supervisory Board:            ISSUER            YES             FOR                  FOR

Katrin Wehr Seiter

PROPOSAL #9.: Amendment to Section 12 of the Articles        ISSUER            YES             FOR                  FOR

 of Association in respect of the remuneration for

the Supervisory Board being adjusted as follows: as

of 24 APR 2010, each Board member shall receive a

fixed annual remuneration of EUR 60,000 [the Chairman

 of the Supervisory Board shall receive EUR 30,000

and the deputy Chairman EUR 15,000 in addition] plus

a variable remuneration of up to EUR 20,000,

furthermore, a Chairman of a Committee shall receive

EUR 15,000, however, his aggregate remuneration

[including the abovementioned fixed annual

remuneration and the variable remuneration] may not

exceed EUR 90,000

PROPOSAL #10.: Authorization to acquire own shares,          ISSUER            YES             FOR                  FOR

the Company shall be authorized to acquire own shares

 of up to 10% of its share capital, at prices not

deviating more than 10% from the market price, on or

before 22 APR 2015, the Board of Managing Directors

shall be authorized to use the shares for all legally

 permissible purposes, especially to retire the

shares, to sell the shares against payment in kind,

to use the shares for satisfying conversion or option

 rights, and to sell the shares at a price not

materially below their market price

PROPOSAL #11.: Resolution on the revocation of the            ISSUER            YES             FOR                  FOR

existing authorized capital 2009, the creation of new

 authorized capital, and the corresponding amendment

to the Articles of Association, the existing

authorized capital 2009 of up to EUR 147,044,143

shall be revoked in respect of its unused portion,

the Board of Managing Directors shall be authorized,

with the consent of the Supervisory Board, to

increase the share capital by up to EUR 269,580,929

through the issue of new bearer no-par shares against

 contributions in cash and/or kind, on or before 22

APR 2015 [authorized capital 2010], shareholders

shall be granted subscription rights for a capital

increase against contributions in cash, however this

subscription right may be excluded for residual

amounts, for the granting of such rights to holders

of option or conversion rights, and for the issue of

shares at a price not materially below their market

price. Shareholders' subscription rights may also be

excluded for a capital increase against contributions

 in kind

PROPOSAL #12.: Resolution on the authorization to              ISSUER            YES             FOR                  FOR

issue convertible and/or warrant bonds, the creation

of contingent capital, and the corresponding

amendment to the Articles of Association, the

existing authorization approved by the shareholders'

meeting of 17 MAY 2006, to issue bonds and to create

a corresponding contingent capital 2006 shall be

revoked, the Board of Managing Directors shall be

authorized, with the consent of the Supervisory

Board, to issue bearer and/or registered bonds of up

to EUR 500,000,000 conferring conversion and/or

option rights for registered shares of the Company,

on or before 22 APR 2015, shareholders shall be

granted subscription rights except for the issue of

bonds conferring conversion and/or option rights for

shares of the Company of up to 10% of the share

capital at a price not materially be-low their

theoretical market value, for residual amounts, and

for the granting of such rights to holders of

conversion or option rights, the Company's share

capital shall be increased accordingly by up to EUR

53,916,185 through the issue of up to 53,916,185 new

registered no-par shares, insofar as conversion

and/or option rights are exercised [contingent

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SLIGRO FOOD GROUP NV, VEGHEL

  TICKER:                  N/A                 CUSIP:   N8084E155

  MEETING DATE:      3/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the general meeting                       ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Minutes of the ordinary meeting, held          ISSUER             NO              N/A                  N/A

on 11 MAR 2009  already approved

PROPOSAL #3.: Report of the  Managing Board on the FY        ISSUER             NO              N/A                  N/A

 2009

PROPOSAL #4.A: Approve the annual accounts on the FY         ISSUER             NO              N/A                  N/A

2009

PROPOSAL #4.B: Approve that a dividend over the FY            ISSUER             NO              N/A                  N/A

2009 will be declared at EUR 1per share

PROPOSAL #4.C: Grant discharge to the Managing Board         ISSUER             NO              N/A                  N/A

in respect of the duties performed during the past FY

 resolution

PROPOSAL #4.D: Grant discharge to the Supervisory              ISSUER             NO              N/A                  N/A

Board in respect of the duties performed during the

past FY

PROPOSAL #5.: Dividend and reservation policy                      ISSUER             NO              N/A                  N/A

PROPOSAL #6.: Adopt the Share Option Plan as part of         ISSUER             NO              N/A                  N/A

the remuneration

PROPOSAL #7.: Approve the repurchase of shares                    ISSUER             NO              N/A                  N/A

PROPOSAL #8.A: Approve to designate the Managing                ISSUER             NO              N/A                  N/A

Board, subject to the approval of the Supervisory

Board, for a period of 18 months as the body which is

 authorized to resolve to issue shares up to a number

 of shares not exceeding the 10% of the number of

unissued shares in the capital of the Company

resolution

PROPOSAL #8.B: Authorize the Managing Board under the        ISSUER             NO              N/A                  N/A

 approval of the Supervisory Board as the sole body

to limit or exclude the pre-emptive right on new

issued shares in the Company

PROPOSAL #9.: Any other business and closing of the          ISSUER             NO              N/A                  N/A

general meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SMA SOLAR TECHNOLOGY AG, NIESTETAL

  TICKER:                  N/A                 CUSIP:   D7008K108

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 financial

year with the report of the Supervisory Board, the

group financial statements and group annual report as

 well as the report by the Board of Managing

Directors pursuant to Sections 289(4) and 315(4) of

the German Commercial Code

PROPOSAL #2.: Appropriation of the distributable                ISSUER            YES             FOR                  FOR

profit of EUR 224,291,736.99 as follows: Payment of a

 dividend of EUR 1.30 per no-par share EUR

179,181,736.99 shall be carried forward ex-dividend

and payable date: 28 MAY 2010

PROPOSAL #3.a: Ratification the acts of Guenther                ISSUER            YES             FOR                  FOR

Cramer as a Board of Managing Director

PROPOSAL #3.b: Ratification the acts of Peter Drews          ISSUER            YES             FOR                  FOR

as a Board of Managing Director

PROPOSAL #3.c: Ratification the acts of Roland Grebe         ISSUER            YES             FOR                  FOR

as a Board of Managing Director

PROPOSAL #3.d: Ratification the acts of Pierre-Pascal        ISSUER            YES             FOR                  FOR

 Urbon as a Board of Managing Director

PROPOSAL #3.e: Ratification the acts of Marko Werner         ISSUER            YES             FOR                  FOR

as a Board of Managing Director

PROPOSAL #3.f: Ratification the acts of Reiner                   ISSUER            YES             FOR                  FOR

Wettlaufer as a Board of Managing Director

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Appointment of Deloitte + Touche GmbH,         ISSUER            YES             FOR                  FOR

Hanover as the Auditors for the 2010 FY

PROPOSAL #6.: Amendments to the articles of                        ISSUER            YES             FOR                  FOR

association 6.1 Section 4(6) shall be revoked and

section 4(7) shall become section 4(6) Section 6(1)

shall be amended in respect of the Supervisory Board

comprising 12 members, six to be elected by the

shareholders and six by the employees. Section 6(3)

shall be amended in respect of deputy members of the

Supervisory Board being elected according to the Co-

Determination Law. Section 7(1) shall be amended in

respect of the Supervisory Board being authorized to

elect a chairman and deputy.  Section 8(5) shall be

amended in respect of absent shareholders being

authorized to vote by telephone, email, fax or

audiovisual means. Section 8(6) shall be amended in

respect of resolutions requiring a simple majority

unless otherwise stipulated by law. Section 8(7)

shall be amended in respect of the chairman being

authorized to postpone resolutions on agenda items up

 to a month.  Section 9(2) shall be amended in

respect of the Supervisory Board forming a mediation

committee.  Section 11(3) shall be amended in respect

 of the members of the mediation committee not being

remunerated. 6.3 Section 12(3) shall be amended in

respect of the shareholders meeting being announced

within the period stipulated by law. Section 13(1)

shall be revised in respect of participation in and

voting at shareholders meetings being contingent upon

 registration with the company at least six days in

advance. Section 13(2) shall be revised in respect of

 registration for the shareholders meeting being

effected in textual form. Section 13(4) shall be

revised in respect of shareholders being entitled to

vote by proxy

PROPOSAL #7.a: Election of Siegfried L. Drucker to            ISSUER            YES             FOR                  FOR

the Supervisory Board

PROPOSAL #7.b: Election of Erik Ehrentraut to the              ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #7.c: Election of Winfried Hoffmann to the          ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #7.d: Election of Martin Hoppe-Kilpper to            ISSUER            YES         AGAINST           AGAINST

the Supervisory Board

PROPOSAL #7.e: Election of Werner Kleinkauf to the            ISSUER            YES         AGAINST           AGAINST

Supervisory Board

PROPOSAL #7.f: Election of Reiner Wettlaufer to the          ISSUER            YES         AGAINST           AGAINST

Supervisory Board

PROPOSAL #8.: Revocation of the exemption from                   ISSUER            YES             FOR                  FOR

disclosing the remuneration for the members of the

Board of Managing Directors as of 01 JAN 2010

PROPOSAL #9.: Approval of the remuneration system for        ISSUER            YES             FOR                  FOR

 members of the Board of Managing Directors

PROPOSAL #10.: Authorization to acquire own shares            ISSUER            YES             FOR                  FOR

The company shall be authorized to acquire shares of

the company of up to 10 percent of the companys share

 capital, at prices not deviating more than 10

percent from the market price of the shares, on or

before 26 MAY 2015,  and authorize the Board of

Managing Directors to dispose of the shares in a

manner other than the stock exchange or by way of a

public offer to all shareholders if the shares are

sold at a price not materially below their market

price, and to retire the shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SMARTONE TELECOMMUNICATIONS  HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G8219Z105

  MEETING DATE:      11/6/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                     ISSUER            YES             FOR                  FOR

financial statements and the reports of Directors and

 Auditors for the YE 30 JUN 2009

PROPOSAL #2.: Approve the final dividend of HKD 0.08         ISSUER            YES             FOR                  FOR

per share in respect of the YE 30 JUN 2009
PROPOSAL #3.i.a: Re-elect Mr. Douglas Li as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.i.b: Re-elect Mr. Patrick Kai-lung Chan          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #3.i.c: Re-elect Mr. Wing-chung Yung as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.i.d: Re-elect Mr. Leung-sing Ng, JP as a         ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.i.e: Re-elect Mr. Eric Fock-kin Gan as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.ii: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

fix the fees of the Directors

PROPOSAL #4.: Re-appoint Messrs.                                            ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditors of the Company

 and authorize the Board of Directors to fix their

remuneration

PROPOSAL #5.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 to allot and issue additional shares in the share

capital of the Company and to make or grant offers,

agreements and options during and after the relevant

period, not exceeding 10% of the aggregate nominal

amount of the issued share capital of the Company,

otherwise than pursuant to: i) a rights issue [as

specified]; or ii) the exercise of rights of

subscription or conversion under the terms of any

warrants issued by the Company or any securities

which are convertible into shares of the Company; or

iii) any scrip dividend or similar arrangement

providing for the allotment of shares in lieu of the

whole or part of a dividend on shares of the Company

in accordance with the Bye-laws of the Company; or

iv) the Share Option Scheme of the Company; and

[Authority expires the earlier of the conclusion of

the next AGM of the Company or the expiration of the

period within which the next AGM of the Company is

required by applicable Law of Bermuda and the

Company's Bye-laws to be held]

PROPOSAL #6.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 to repurchase issued shares in the capital of the

Company, subject to and in accordance with all

applicable Laws, during the relevant period, on The

Stock Exchange of Hong Kong Limited or on any other

stock exchange recognized for this purpose by the

Securities and Futures Commission of Hong Kong and

The Stock Exchange of Hong Kong Limited under the

Hong Kong Code on Share Repurchases pursuant to this

Resolution, not exceeding 10% of the aggregate

nominal amount of the issued share capital of the

Company; and [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM of

 the Company is required by applicable Law of Bermuda

 and the Company's Bye-laws to be held]

PROPOSAL #7.: Approve, conditional upon the passing          ISSUER            YES         AGAINST           AGAINST

of Resolutions 5 and 6, to extend the general mandate

 granted to the Directors to allot, issue and deal

with shares pursuant to Resolution 5, by the addition

 to the aggregate nominal amount of the share capital

 repurchased pursuant to Resolution 6, provided that

such amount does not exceed 10% of the aggregate

nominal amount of the issued share capital of the

Company at the date of passing this Resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SMIT INTERNATIONALE NV, ROTTERDAM

  TICKER:                  N/A                 CUSIP:   N81047172

  MEETING DATE:      3/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Presentation and discussion of the                ISSUER             NO              N/A                  N/A

recommended cash offer by Boskalis Holding B.V., an

indirectly    wholly-owned subsidiary of Royal

Boskalis Westminster N.V., for all issued and

outstanding ordinary shares in the share capital of

Smit Internationale N.V. for a cash amount of EUR 60

ex div per issued and outstanding ordinary   share,

pursuant to Article 18 of the Public Takeover Offers

Decree [Besluit openbare biedingen Wft]

PROPOSAL #3.: Other business                                                   ISSUER             NO              N/A                  N/A

PROPOSAL #4.: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SMITHS NEWS PLC

  TICKER:                  N/A                 CUSIP:   G8247U102

  MEETING DATE:      1/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial statements and              ISSUER            YES         AGAINST           AGAINST

reports of the Directors and Auditors for the YE 31

AUG 2009

PROPOSAL #2: Approve the Directors remuneration                 ISSUER            YES             FOR                  FOR

report for the YE 31 AUG 2009

PROPOSAL #3: Declare a final dividend of 4.6p per              ISSUER            YES             FOR                  FOR

share

PROPOSAL #4: Re-elect Mark Cashmore                                       ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Dennis Millard                                     ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Re-appoint the Auditors                                     ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Authorize the Audit Committee to                     ISSUER            YES         AGAINST           AGAINST

determine the Auditors remuneration

PROPOSAL #8: Grant authority to make political                   ISSUER            YES             FOR                  FOR

donations

PROPOSAL #9: Grant authority to allot shares                       ISSUER            YES             FOR                  FOR

PROPOSAL #S.10: Grant authority to disapply pre                 ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #S.11: Grant authority to make market                   ISSUER            YES             FOR                  FOR

purchases of ordinary shares

PROPOSAL #S.12: Approve to call general meetings on          ISSUER            YES             FOR                  FOR

14 days notice

PROPOSAL #S.13: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SMK CORPORATION

  TICKER:                  N/A                 CUSIP:   J75777110

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SMS MANAGEMENT & TECHNOLOGY LTD

  TICKER:                  N/A                 CUSIP:   Q8531A118

  MEETING DATE:      10/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report forming          ISSUER            YES             FOR                  FOR

part of the Directors' report for the YE 30 JUN 2009

PROPOSAL #2.: Re-elect Laurence Cox as a Director of         ISSUER            YES             FOR                  FOR

the Company, who retires by rotation as a Director

pursuant to the Clause 47(a) of the Company's

Constitution

PROPOSAL #3.: Approve, for the purposes of Listing            ISSUER            YES             FOR                  FOR

Rule 10.14, the offer of 107,000 performance rights

under the terms as specified in the explanatory notes

 attached to this notice of the general meeting to

Mr. Thomas Stianos, a Director of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SMURFIT KAPPA GROUP PLC, DUBLIN

  TICKER:                  N/A                 CUSIP:   G8248F104

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial statements of                ISSUER            YES             FOR                  FOR

Company FYE 31 DEC 2009 together with the reports of

the Directors and Auditors

PROPOSAL #2: Receive the reports of the Directors'            ISSUER            YES             FOR                  FOR

remuneration FYE 31 DEC 2009

PROPOSAL #3.A: Re-election of Mr. Gary McGann as a            ISSUER            YES         AGAINST           AGAINST

Director who retires in accordance with Articles of

Association of the Company

PROPOSAL #3.B: Re-election of Mr. Anthony Smurfit as         ISSUER            YES             FOR                  FOR

a Director who retires in accordance with Articles of

 Association of the Company

PROPOSAL #3.C: Re-election of Mr. Ian Curley as a              ISSUER            YES             FOR                  FOR

Director who retires in accordance with Articles of

Association of the Company

PROPOSAL #3.D: Re-election of Mr. Frits Beurskens as         ISSUER            YES             FOR                  FOR

a Director who retires in accordance with Articles of

 Association of the Company

PROPOSAL #4: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #S.5: Authorize the Directors, for the                 ISSUER            YES             FOR                  FOR

purpose of Article 7.2 of the Articles of Association

 to allot equity securities (as defined by Section 23

 of the Companies (amendment) Act 1983) for cash as

if Section 23(1) of the said 1983 Act did not apply

to any such allotment and that , for the purpose of

Article 7.2.2 of the Articles of Association , the

Section 24 amount shall, for the allotment period (as

 defined in Article 7.4 of the Articles of

Association), be an aggregate nominal amount equal to

 EUR 10,921  authority expires earlier of the date of

 the next AGM of the Company or 06 AUG 2011 ; the

Company may before such expiry make an offer or

agreement which would require equity securities to be

 allotted after such expiry and the Directors may

allot equity securities in pursuance of such offer or

 agreement as if the power hereby conferred had not

expired

PROPOSAL #S.6: Authorize the Company and/or any                 ISSUER            YES             FOR                  FOR

subsidiary (as such expression is defined by the

European Communities (Public Limited Companies

Subsidiaries) Regulations 1997), to make market

purchases (as defined by Section 212 of the Companies

 Act 1990) of shares of any class of the Company on

such terms and conditions and in such manner as the

Directors may from time to time determine in

accordance with and subject to the provisions of the

Companies Act 1990 and to the restrictions and

provisions set out in Article 9.4 of the Articles of

Association; the re-issue price range at which any

treasury shares (as defined by Section 209 of the

Companies Act 1990) held by the Company may be re-

issued off market shall be the range set out in

Article 10 of the Articles of Association; CONTD.

PROPOSAL #S.7: Approve the general meeting, other              ISSUER            YES             FOR                  FOR

than AGM or a meeting called for the passing of a

special resolution, may be called not less than

fourteen clear days' notice

PROPOSAL #S.8: Approve to replace the Articles of              ISSUER            YES             FOR                  FOR

Association of the Company by the form of Articles of

 Association which have been signed by the Chairman

of the meeting for the purposes of identification and

 which were available for inspection on the website

of the Company (www.smurfitkappa.com) and at the

registered office of the Company since the date of

the notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SNAI SPA, PORCARI

  TICKER:                  N/A                 CUSIP:   T85781101

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the balance sheet as of 31 DEC          ISSUER             NO              N/A                  N/A

2009, Directors report on Management and the Board of

 Auditors report related and consequential resolutions

PROPOSAL #2: Approve the proposal of coverage of                ISSUER             NO              N/A                  N/A

losses through use of reserves

PROPOSAL #3: Amend the emoluments for the office of          ISSUER             NO              N/A                  N/A

auditing for the year 2009 ex Article 159 of Law

Decree NR 58, 24 FEB 1998

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SNS REAAL N.V.

  TICKER:                  N/A                 CUSIP:   N8126Z109

  MEETING DATE:      12/3/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Acknowledgement of the proposed                     ISSUER             NO              N/A                  N/A

appointment of Mr. D. J. Ockhuijsen as a member of

the Managing Board of SNS Reaal N.V.

PROPOSAL #3.: Approve the proposal by the Supervisory        ISSUER             NO              N/A                  N/A

 Board to amend the remuneration policy for the

Members of the Management Board

PROPOSAL #4.: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SNS REAAL N.V.

  TICKER:                  N/A                 CUSIP:   N8126Z109

  MEETING DATE:      4/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER             NO              N/A                  N/A

PROPOSAL #2: Discussion of the written annual report         ISSUER             NO              N/A                  N/A

of the Executive Board; and of the report of the

Supervisory Board

PROPOSAL #3: Corporate Governance                                           ISSUER             NO              N/A                  N/A

PROPOSAL #4: Adopt the financial statements of SNS            ISSUER            YES             FOR                  FOR

REAAL N.V.  the Company  for the 2009 FY

PROPOSAL #5: Discussion of the profit retention and          ISSUER             NO              N/A                  N/A

dividend policy and the accountability of the

Executive Board for this policy

PROPOSAL #6: Grant discharge from liability to the            ISSUER            YES             FOR                  FOR

Members of the Executive Board who were in office

during the 2009 FY, during the entire 2009 FY

PROPOSAL #7: Grant discharge from liability to the            ISSUER            YES             FOR                  FOR

Members of the Supervisory Board who were in office

during the 2009 FY

PROPOSAL #8.a: Appointment of the Executive Board as         ISSUER            YES             FOR                  FOR

the body authorized to decide to issue ordinary

shares in the Company or grant rights to subscribe

for ordinary shares in the Company whereby this

authorization is limited to: (i) 10% of the issued

capital of the Company on 14 April 2010, plus (ii)

10% of the issued capital of the Company on 14 April

2010, which last mentioned 10% may only be used in

connection with or in the event of mergers and

acquisitions by the Company or its operating

companies; [Authority expires on 15 OCT 2010]

PROPOSAL #8.b: Appointment of the Executive Board as         ISSUER            YES             FOR                  FOR

the body authorized to decide to restrict or exclude

the pre-emptive right accruing to the shareholders in

 respect of the implementation of the issuance of

ordinary shares and the granting of rights in respect

 thereof set out in Resolution 8A above

PROPOSAL #9: Authorize the Executive Board, for a new        ISSUER            YES             FOR                  FOR

 period of 18 months, to commence on 14 April 2010,

to repurchase ordinary shares for consideration on

the stock exchange or otherwise with a maximum of 10%

 of the issued share capital as per the date of the

authorization (14 April 2010), for a price ranging

between the amount equal to the nominal value of the

ordinary shares and an amount equal to 110% of the

market price of the ordinary shares listed on

Euronext Amsterdam by NYSE Euronext ('Euronext

Amsterdam'); CONTD

PROPOSAL #10.a: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #10.b: Authorize the each member of the                ISSUER            YES             FOR                  FOR

Executive Board and each  junior  civil-law notary

working at De Brauw Blackstone Westbroek N.V. to

apply for a ministerial certificate of no objection

in respect of the draft deed of amendment of the

Articles of Association and the execution of the deed

 of amendment of the Articles of Association

PROPOSAL #11: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #12: Closure                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOCIEDAD GENERAL DE AGUAS DE BARCELONA SA, BARCELO

  TICKER:                  N/A                 CUSIP:   E55282318

  MEETING DATE:      1/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to request the exclusion of              ISSUER            YES             FOR                  FOR

Sociedad general de Aguas de Barcelona, Sociedad

Anonima shares from the stock exchanges of Barcelona,

 Madrid and Bilbao and subsequent presentation of a

public offer on the Company shares at the price of 20

 Euros per share

PROPOSAL #2.: Approve to reduce the corporate capital        ISSUER            YES             FOR                  FOR

 against retained cash, for the amount represented by

 the shares that may accept the public offer that

will be presented, as the case may be, according to

point 1 of the agenda, as a requirement to exclude

the shares from quotation, conferring powers to the

Board of Directors and its Chairman to set the amount

 of the capital reduction, within the maximum limit

agreed and resulting from the public offer; amend

Articles 5 an d 6 of the Articles of Association

PROPOSAL #3.: Approve, as the case may be, to sell            ISSUER            YES             FOR                  FOR

the interest held by Sociedad general de Aguas de

Barcelona, Sociedad Anonima, in the Company Compania

de Seguros Adeslas, Sociedad Anonim a, which amounts

to 54.79% of its capital, to Criteria Caixa corp,

Sociedad Anonima, or an affiliated Company of

Criteria, for the amount of 687,1 million Euros

PROPOSAL #4.: Approve the delegation of powers to              ISSUER            YES             FOR                  FOR

execute, rectify and complement the resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOCIEDAD GENERAL DE AGUAS DE BARCELONA SA, BARCELO

  TICKER:                  N/A                 CUSIP:   E55282318

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the individual annual accounts          ISSUER            YES             FOR                  FOR

balance sheet, profit and loss account, statement of

changes in equity, cash flow statement and notes  and

 consolidated  balance sheet, profit and loss

statement of comprehensive income, state total

changes in equity, cash flow statement and

consolidated report  and management reports,

individual and consolidated, for the year 2009 as

verified in conjunction with the Management Report,

individual and consolidated by the Auditors of the

PROPOSAL #2: Approve the Governing Council, the                 ISSUER            YES             FOR                  FOR

Presidency and the Management of the Company

PROPOSAL #3: Approve the allocation of profits and            ISSUER            YES             FOR                  FOR

dividend distribution activities for the YE 31 DEC

PROPOSAL #4: Approve to set the number of Directors;         ISSUER            YES             FOR                  FOR

termination, ratification and appointment of the

Directors

PROPOSAL #5: Approve the revocation of Auditor                   ISSUER            YES             FOR                  FOR

Deloitte, Limited Company named in the AGM of 05 JUN

2009 for the FY 2010 and appointment of New Auditor

for both the individual accounts to the consolidated

for three years

PROPOSAL #6: Authorize the Board of Directors for the        ISSUER            YES             FOR                  FOR

 derivative acquisition of own shares of the Company,

 either directly or indirectly through controlled

Companies, within the limits and the requirements

established by the rules, thereby canceling the

authorization above

PROPOSAL #7: Grant delegation of powers for the                 ISSUER            YES             FOR                  FOR

implementation of the resolutions adopted, with

powers of correction and supplementation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOCIEDADE DE INVESTIMENTO E GESTAO SGPS SA      SE

  TICKER:                  N/A                 CUSIP:   X7936A113

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Management report and                   ISSUER             NO              N/A                  N/A

accounts, and other separate financial statements for

 the FY 2009

PROPOSAL #2: Receive the consolidated financial                 ISSUER             NO              N/A                  N/A

statements for the same FY

PROPOSAL #3: Approve to resolve the allocation of              ISSUER             NO              N/A                  N/A

profits

PROPOSAL #4: Approve to assess the general terms in          ISSUER             NO              N/A                  N/A

the work of the Company's Directors and the Auditors

PROPOSAL #5: Ratify the election to the Board of                ISSUER             NO              N/A                  N/A

Directors, by co-option, of Dr. Antonio Pedro De

Carvalhoviana-Baptista

PROPOSAL #6: Election of the Company Officers for the        ISSUER             NO              N/A                  N/A

 period 2010-2013

PROPOSAL #7: Approve to assess the remuneration                 ISSUER             NO              N/A                  N/A

policy statement  Directors and other Officers

PROPOSAL #8: Resolve the remuneration of the members         ISSUER             NO              N/A                  N/A

of the remuneration Committee

PROPOSAL #9: Resolve the acquisition and disposal of         ISSUER             NO              N/A                  N/A

own shares and bonds

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOCIETA CATTOLICA DI ASSICURAZIONI SCARL, VERONA

  TICKER:                  N/A                 CUSIP:   T8647K106

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Approve the financial statement and            ISSUER             NO              N/A                  N/A

report for corporate year 2009 any adjournment thereof

PROPOSAL #A.2: Approve the determination of emolument        ISSUER             NO              N/A                  N/A

 of Director and of Members of Executive Committee

for corporate year 2010

PROPOSAL #A.3: Appointment of seven Directors                      ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: Appointment of Board of Arbitrators             ISSUER             NO              N/A                  N/A

PROPOSAL #E.1: Amend the Article 11,12,20,42 and 60          ISSUER             NO              N/A                  N/A

of statute, any adjournment thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOCIETA INIZIATIVE AUTOSTRADALI E SERVIZI - SIAS S

  TICKER:                  N/A                 CUSIP:   T86587101

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement 2009 and        ISSUER             NO              N/A                  N/A

 Board of Directors report, any adjournment thereof,

inspection of consolidated financial statement for

PROPOSAL #2: Approve the measures concerning Social          ISSUER             NO              N/A                  N/A

Officies

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOCO INTERNATIONAL PLC

  TICKER:                  N/A                 CUSIP:   G8248C101

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Director's report         ISSUER            YES             FOR                  FOR

and accounts for the FYE 31 DEC 2009

PROPOSAL #2: Approve the Director's remuneration                ISSUER            YES             FOR                  FOR

report included in the annual report and accounts for

 the FYE 31 DEC 2009

PROPOSAL #3: Re-appoint Rui C. De Sousa as a                       ISSUER            YES             FOR                  FOR

Director, who is the Chairman of the Nominations

PROPOSAL #4: Re-appoint Roger D. Cagle as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-appoint E. Kingston as a Director,            ISSUER            YES             FOR                  FOR

who is the Chairman of the Audit and remuneration

Committees

PROPOSAL #6: Re-appoint Olivier M.G. Barbaroux as a          ISSUER            YES             FOR                  FOR

Director, who is a Member of the remuneration and

Nominations Committees

PROPOSAL #7: Re-appoint John C. Norton as a Director,        ISSUER            YES             FOR                  FOR

 who is a Member of the Audit and Nominations

PROPOSAL #8: Re-appoint Antonio V. Monteiro as a                ISSUER            YES             FOR                  FOR

Director, who is a Member of the Audit and

remuneration Committees

PROPOSAL #9: Re-appoint Michael J. Watts as a                     ISSUER            YES             FOR                  FOR

Director, who is a Member of the Audit and

Nominations Committees

PROPOSAL #10: Re-appoint Deloitte LLP as the Auditors        ISSUER            YES             FOR                  FOR

 for the FYE 31 DEC 2010

PROPOSAL #11: Authorize the Directors to agree the            ISSUER            YES             FOR                  FOR

Auditors' remuneration

PROPOSAL #12: Approve, conditional on admission to            ISSUER            YES             FOR                  FOR

the Official List of the UK Listing Authority and to

the trading on the London Stock Exchange's market for

 listed securities Listing  by 8.00 a.m. on 10 JUN

2010  or such other time and/or date as the Directors

 of the Company may in their absolute discretion

determine  each of the ordinary shares of 20p each in

 the capital of the Company be sub-divided into 4

ordinary shares of 5p each, each having the rights

and being subject to the restrictions set out in the

Articles of Association of the Company for the time

being

PROPOSAL #13: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 for the purposes of Section 551 of the Companies Act

 2006  the Act  to allot shares and to grant rights

to subscribe for, or to convert any security into

shares: a) up to an aggregate nominal amount  Section

 551 3  and  6  of the Act  of GBP 5,510,000  such

amount to be reduced by the nominal amount allotted

or granted under  b below in excess of such sum ; and

 b) comprising equity securities  as specified in

Section 560 of the Act  up to an aggregate nominal

amount Section 551 3  and  6  of the Act  of GBP

11,021,000  such amount to be reduced by any

allotments or grants made under paragraph  a  CONTD.

PROPOSAL #CONT: CONTD. above  in connection with or          ISSUER             NO              N/A                  N/A

pursuant to an offer by way of rights issue in favour

 of holders of ordinary shares in proportion to the

respective number of ordinary shares held by them on

the record date for such allotment and holders of any

 other class of equity securities entitled to

participate therein or, if the Directors consider it

necessary, as permitted by rights of those securities

  but subject to such exclusions as the Directors may

 consider necessary or appropriate to deal with

fractional entitlements, treasury shares, record

dates or legal, regulatory or practical difficulties

which may arise under the laws of, or the

requirements of any regulatory body CONTD.

PROPOSAL #CONT: CONTD. or any stock exchange in any          ISSUER             NO              N/A                  N/A

territory or any other matter whatsoever Authority

expires the earlier at the conclusion of the next AGM

 of the Company or on 09 SEP 2011 , the Company may

before such expiry make any offer or agreement which

would or might require shares to be allotted or

rights to be granted, after such expiry and the

Directors may allot shares, or grant rights to

subscribe for or to convert any security into shares,

 in pursuance of any such offer or agreement as if

the authorizations conferred hereby had not expired

PROPOSAL #S.14: Authorize the Directors of the                   ISSUER            YES             FOR                  FOR

Company, subject to the passing of the previous

Resolution and pursuant to Section 570 1  and 573 of

the Companies Act 2006  the Act  to: a) allot equity

securities  as defined in Section 560 of the Act  of

the Company for cash pursuant to the authorization

conferred by that resolution; and b) sell ordinary

shares  as defined in section 560 1 of the Act , held

 by the Company as a treasury shares:  i  in

connection with or pursuant to an offer of or

invitation to acquire equity securities  but in the

case of authorization granted under resolution 13 b ,

 by way of rights issue only  in favour of holders of

 ordinary shares in proportion  as nearly as

practicable  to the respective number of ordinary

shares held by them on the record date for such

PROPOSAL #CONT: CONTD.  and holders of any other                ISSUER             NO              N/A                  N/A

class of equity securities entitled to participate

therein or, if the Directors consider it necessary,

as permitted by rights of those securities  but

subject to such exclusions as the Directors may

consider necessary or appropriate to deal with

fractional entitlements, treasury shares, record

dates or legal, regulatory or practical difficulties

which may arise under the laws of, or the

requirements of any regulatory body or any stock

exchange in any territory or any other matter

whatsoever; and  ii  in the case of authorization

granted under resolution 13 a  above  or in the case

of any transfer of treasury shares  and otherwise

than pursuant to this resolution, upto an aggregate

nominal amount of GBP 826,645  Authority expires the

earlier at the conclusion of the next AGM of the

PROPOSAL #S.15: Authorize the Company for the                     ISSUER            YES             FOR                  FOR

purposes of Section 701 of the Companies Act 2006

the Act  to make market purchases  Section 693 4  of

the Act  of any of its ordinary shares in the capital

 of the Company on such terms and in such manner as

the Directors may from time to time determine, and

where such shares are held as treasury shares, the

Company may use them for the purposes of its employee

 share schemes, provided that (a) the maximum number

of ordinary shares which may be purchased is (i)

33,076,788 ordinary shares of GBP 0.05 each in the

event Resolution 12 is passed; or (ii) otherwise

8,269,197 ordinary shares of GBP 0.20 each, in either

 case, representing approximately 10 % of the issued

share capital at 23 MAR 2010  b  the minimum price

that may be paid for each ordinary share is the

nominal amount of such share which CONTD.

PROPOSAL #CONT: CONTD. amount shall be exclusive of          ISSUER             NO              N/A                  N/A

expenses, if any;  c  the maximum price (exclusive of

 expenses) that may be paid for each ordinary share

is an amount equal to 105% of the average of the

middle market quotations for the ordinary shares of

the Company as derived from the Daily Official List

of the London Stock Exchange Plc for the five

business days immediately preceding the day on which

such share is contracted to be purchased;  Authority

expires the earlier at the conclusion of the next AGM

 of the Company or 09 SEP 2011  ;the Company may

before this authority expire make a contract to

purchase ordinary shares that would or might be

executed wholly or partly after the expiry of this

authority and may make purchases of ordinary share

pursuant to it as if this authority had not expired

PROPOSAL #S.16: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the Companies Act 2006  the Act ,

are to be treated as provisions of the Company's

Articles of Association; and adopt the Articles of

Association, as specified, as amended Articles of

Association of the Company in substitution for, and

to the exclusion of the existing Articles of

PROPOSAL #S.17: Approve that a general meeting of the        ISSUER            YES             FOR                  FOR

 Company  other than an AGM  may be called on not

less than 14 clear day's notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SODICK CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J75949115

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Capital and Earned Reserves                ISSUER            YES             FOR                  FOR

Reduction

PROPOSAL #2: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #3: Amend Articles to: Expand Business Lines        ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SODIFF ADVANCED MATERIALS CO LTD, YONGJU

  TICKER:                  N/A                 CUSIP:   Y806AM103

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to                     ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Election of one outside Director                      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of one Non-Executive Director           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of one Executive Auditor                    ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #7: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOFINA SA, BRUXELLES

  TICKER:                  N/A                 CUSIP:   B80925124

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Receive the annual report of the Board        ISSUER             NO              N/A                  N/A

 of Directors and the Auditor's report

PROPOSAL #1.2: Approve the annual consolidated account      ISSUER             NO              N/A                  N/A

PROPOSAL #1.3: Approve the annual account ended 31            ISSUER             NO              N/A                  N/A

DEC 2009 and the affectation of the result

PROPOSAL #2.1: Grant discharge to the Directors                  ISSUER             NO              N/A                  N/A

PROPOSAL #2.2: Grant discharge to the Auditor                      ISSUER             NO              N/A                  N/A

PROPOSAL #3.1: Approve the mandate of Mr. Harold                ISSUER             NO              N/A                  N/A

Boel, for a period of 3 years

PROPOSAL #3.2: Approve the mandate of Mr. David                 ISSUER             NO              N/A                  N/A

Verey, for a period of 3 years

PROPOSAL #3.3: Election of Mr. Michel Tilmant as an          ISSUER             NO              N/A                  N/A

Independent Director, for a period of 3

PROPOSAL #4: Miscellaneous                                                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOFTWARE AG, DARMSTADT

  TICKER:                  N/A                 CUSIP:   D7045M133

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 financial

year with the report of the Supervisory Board, the

group financial statements and annual report, and the

 report pursuant to Sections 289(4) and 315(4) of the

 German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 321,719,436.62 as

follows: Payment of a dividend of EUR 1.15 per share

EUR 104,352 shall be allocated to the revenue

reserves EUR 289,060,413.12 shall be carried forward

Ex-dividend date: 24 MAY 2010 Payable date: 25 MAY

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors - during the 2009 financial

year - Holger Friedrich, during 2008

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Amendments to the articles of                        ISSUER            YES             FOR                  FOR

association a) Section 2 shall be amended so that the

 object of the company reflects the integration of

IDS Scheer AG into the Company b) Section 4(2) shall

be amended in respect of the Company transmitting

information to share holders by electronic means c)

Sections 9 to 11 and 13 shall be amended to reflect

that the increase of the Supervisory Board from six

to twelve members, in connection with the acquisition

 of IDS Scheer AG d) Section 16 shall be amended to

reflect the announcement of the shareholders meeting

within the statutory period Section 17 shall be

amended in respect of participation in shareholders

meetings being contingent upon registration with the

Company at least six days in advance and with

provision of proof of shareholding as per the 21st

day prior to the meeting, online participation and

absentee voting being permitted Section 18 shall be

revised in respect of the Supervisory Board members

representing the shareholders electing the

shareholder meeting chairman in the event the

Supervisory Board chairman and his deputy are

detained Section 19 shall be amended in respect of

meeting resolutions requiring a simple majority

PROPOSAL #6.1: Elections to the Supervisory Board:            ISSUER            YES             FOR                  FOR

Andreas Bereczky

PROPOSAL #6.2: Elections to the Supervisory Board:            ISSUER            YES             FOR                  FOR

Willi Berchtold

PROPOSAL #6.3: Elections to the Supervisory Board:            ISSUER            YES             FOR                  FOR

Heinz Otto Geidt

PROPOSAL #6.4: Elections to the Supervisory Board:            ISSUER            YES             FOR                  FOR

Hermann Requardt

PROPOSAL #6.5: Elections to the Supervisory Board:            ISSUER            YES             FOR                  FOR

Anke Schaeferkordt

PROPOSAL #6.6: Elections to the Supervisory Board:            ISSUER            YES             FOR                  FOR

Alf Henryk Wulf

PROPOSAL #7.: Appointment of auditors for the 2010            ISSUER            YES             FOR                  FOR

financial year: BDO Deutsche Warentreuhand, Frankfurt

PROPOSAL #8.: Approval of the new compensation system        ISSUER            YES             FOR                  FOR

 for the Board of Managing Directors, as detailed in

the Corporate Governance report within the 2009

annual report

PROPOSAL #9.: Resolution on the authorization to                ISSUER            YES             FOR                  FOR

issue convertible and/or warrant bonds, the creation

of contingent capital, and the corresponding

amendments to the articles of association The Board

of Managing Directors shall be authorized, with the

consent of the Supervisory Board, to issue bonds of

up to EUR 500,000,000, conferring an option or

conversion right for shares of the company, on or

before 20 MAY 2015 Shareholders subscription rights

shall be excluded for residual amounts, for the

granting of such rights to other bondholders, and for

 the issue of bonds at a price not materially below

their theoretical market value The share capital

shall be increased accordingly by up to EUR

18,000,000 through the issue of up to 6,000,000

bearer shares, insofar as conversion or option rights

PROPOSAL #10.: Resolution on the creation of                       ISSUER            YES             FOR                  FOR

contingent capital in preparation for the merger with

 IDS Scheer AG, and the corresponding amendments to

the articles of association The share capital shall

be increased by up to EUR 750,000 through the issue

of up to 250,000 bearer shares, insofar as conversion

 or option rights conferred by bonds issued by IDS

Scheer AG are exercised, for which the company is

obligated to grant equivalent rights pursuant to the

merger agreement

PROPOSAL #11.: Authorization to acquire own shares            ISSUER            YES             FOR                  FOR

The company shall be authorized to acquire own shares

 of up to 10% of its share capital, at prices not

deviating more than 10% from their market price, on

or before 20 MAY 2015 The Board of Managing Directors

 shall be authorized to dispose of the shares in a

manner other than the stock exchange or a rights

offering if the shares are sold at a price not

materially below their market price, to use the

shares for acquisition purposes, within the scope of

the stock option plan or for the fulfilment of

conversion or option rights, and to retire the shares

PROPOSAL #12.: Resolution on the remuneration for the        ISSUER            YES             FOR                  FOR

 Supervisory Board Each member shall receive a fixed

annual remuneration of EUR 40,000, plus EUR 2,000 per

 percentage point of the company's annual growth in

excess of 5%, plus EUR 200 per percentage point by

which the company's share performance exceeds that of

 the TecDAX 30 index The chairman shall receive

twice, and the deputy chairman one and a half times,

the fixed amount

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOFT-WORLD INTERNATIONAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y80720108

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Adopt the 2009  profit distribution,          ISSUER            YES             FOR                  FOR

proposed cash dividend of TWD 6.15 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings, proposed stock dividend: 5

for 1,000 shares held

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve to revise the procedures for          ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.6: Approve to revise the procedures for          ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.7: Approve to release shares of the                 ISSUER            YES             FOR                  FOR

subsidiaries, Game Flier International Corporation

(unlisted)

PROPOSAL #B.8: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOITEC, BERNIN

  TICKER:                  N/A                 CUSIP:   F84138118

  MEETING DATE:      7/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts            ISSUER            YES             FOR                  FOR

and grant discharge to the Board Members

PROPOSAL #O.2: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

the FYE on 31 DEC 2009

PROPOSAL #O.3: Approve the distribution of profits             ISSUER            YES             FOR                  FOR

PROPOSAL #O.4: Approve the report on the regulated            ISSUER            YES             FOR                  FOR

agreements concluded during the FYE on 31 DEC 2009

and of the previous FY

PROPOSAL #O.5: Approve the renewal of Mr. Fumisato            ISSUER            YES             FOR                  FOR

Hirose's mandate as a Board Member

PROPOSAL #O.6: Authorize the Board of Directors to            ISSUER            YES         AGAINST           AGAINST

operate on the Stock Market on the Company's shares

under Article L.225-209 of the Commercial Code,

within the limit of 10% of the share capital

PROPOSAL #E.7: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

cancel, if necessary, the Company's shares purchased

under the conditions fixed by the General Assembly up

 to a maximum of 10%

PROPOSAL #E.8: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

increase within the limit of EUR 3 million of nominal

 the capital by issuing common shares or any

financial securities giving access to capital with

maintenance of preferential subscription rights of

PROPOSAL #E.9: Authorize the Board of Directors to            ISSUER            YES         AGAINST           AGAINST

increase within the limit of EUR 3 million of nominal

 the capital by issuing common shares or any

financial securities giving access to the Company's

capital or any of its affiliates white cancellation

of preferential subscription rights

PROPOSAL #E.10: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

increase the amount of original issue, with

maintenance or cancellation of preferential

subscription rights of shareholders, determined in

accordance respectively to 8 and resolutions, in case

 of excess demand

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

fix, as determined by the General Assembly, the issue

 price without preferential subscription rights,

through a public offer or an offer referred to in

Article L. 411-2 II of the Monetary and Financial

Code, equity securities to issue immediately or

ultimately

PROPOSAL #E.12: Authorize the Board of Directors                ISSUER            YES             FOR                  FOR

under Article L.225-129-2 of the Commercial Code, in

order to decide the incorporation of profits,

reserves or premiums

PROPOSAL #E.13: Approve the possibility to use the            ISSUER            YES         AGAINST           AGAINST

delegation to increase the capital with cancellation

of preferential subscription rights to pay

contributions of securities in case of an exchange

public offer or contribution in kind on securities of

 other Companies

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

award to the Company's employees and its affiliates

for subscription options or purchase of shares,

submitted, if appropriate, to conditions of

PROPOSAL #E.15: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

allocate free shares to the Company's corporate

managers and of its affiliates subject to conditions

of performance [based on existing shares or to issue]

PROPOSAL #E.16: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

allocate free shares to the Company's Corporate

Managers and of its affiliates subject to conditions

of performance [based on existing shares or to issue]

PROPOSAL #E.17: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase capital reserved for Members of a Company

Savings Plan

PROPOSAL #E.18: Approve the statutory amendment                 ISSUER            YES         AGAINST           AGAINST

information given by the shareholders during the

statutory threshold crossings

PROPOSAL #E.19: Approve the overall limitation of              ISSUER            YES             FOR                  FOR

capital increase and loans

PROPOSAL #E.20: Authorize the Board of Directors to          ISSUER            YES         ABSTAIN           AGAINST

freely issue shares subscription warrants in case of

public offer to the Company

PROPOSAL #E.21: Powers for formalities                                  ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOL MELIA S A

  TICKER:                  N/A                 CUSIP:   E89049154

  MEETING DATE:      6/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts and                       ISSUER            YES             FOR                  FOR

Management report and annual accounts and Management

report of their consolidated group

PROPOSAL #2: Approve the allocation of the result               ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the Board Members Management               ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Re-elect Don Gabriel Escarrer as an            ISSUER            YES         AGAINST           AGAINST

Executive Julia

PROPOSAL #4.2: Re-elect Don Juan Vives Cerda as an            ISSUER            YES         AGAINST           AGAINST

External Board Member

PROPOSAL #4.3: Re-elect the Caja de Ahorros del                 ISSUER            YES         AGAINST           AGAINST

Mediterraneo as an External Proprietary

PROPOSAL #4.4: Re-elect D. Alfredo Pastor Bodmer as          ISSUER            YES         AGAINST           AGAINST

an External Independent Board

PROPOSAL #5: Authorize the Board Members to increase         ISSUER            YES             FOR                  FOR

the social capital excluding the subscription rights

PROPOSAL #6: Authorize the Board Members to issue              ISSUER            YES             FOR                  FOR

fixed income

PROPOSAL #7: Authorize the Board Members to purchase         ISSUER            YES         AGAINST           AGAINST

shares directly or though subsidiaries form a term of

 18 months

PROPOSAL #8: Approve the information about the issue         ISSUER            YES             FOR                  FOR

bonds approved in extraordinary session last 04 NOV

PROPOSAL #9: Approve the delegation of powers                      ISSUER            YES             FOR                  FOR

PROPOSAL #10: Approve the minute                                            ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOLAR APPLIED MATERIALS TECHNOLOGY CORP

  TICKER:                  N/A                 CUSIP:   Y806A7106

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The establishment for the rules of the        ISSUER             NO              N/A                  N/A

 Board meeting

PROPOSAL #A.4: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #A.5: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings; proposed stock dividend: 200

for 1,000 shares held

PROPOSAL #B.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.7: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of asset acquisition or disposal

PROPOSAL #B.8: Approve the revision to the rules of          ISSUER            YES             FOR                  FOR

shareholder meeting

PROPOSAL #B.9: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of trading derivatives

PROPOSAL #B1011: Election of Chen Lee Ho/Shareholder         ISSUER            YES             FOR                  FOR

No.6 as a Director

PROPOSAL #B1012: Election of Ho Tien Holding Ltd /            ISSUER            YES             FOR                  FOR

shareholder No.127 representative: Ma Chien Yung as a

 Director

PROPOSAL #B1013: Election of Ho Tien Holding Ltd                ISSUER            YES             FOR                  FOR

/shareholder No.127 representative: Lee Tsang Sheau

as a Director

PROPOSAL #B1014: Election of Huang Chii Feng /                   ISSUER            YES             FOR                  FOR

shareholder No.3 as a Director

PROPOSAL #B1015: Election of Chen Lee Tien /                       ISSUER            YES             FOR                  FOR

shareholder No.5 as a Director

PROPOSAL #B1021: Election of Tseng Chin Tang / Id              ISSUER            YES             FOR                  FOR

no.:L102667843 as a Independent Director

PROPOSAL #B1022: Election of Chau Lin Yang / Id                 ISSUER            YES             FOR                  FOR

no.:Q100320341 as a Independent Director

PROPOSAL #B1031: Election of Sunrise Investment                 ISSUER            YES             FOR                  FOR

Company Ltd./ shareholder no.122 representative:

Chang Te Ming as a Supervisor

PROPOSAL #B1032: Election of Sunrise Investment                 ISSUER            YES             FOR                  FOR

Company Ltd. / Shareholder no.122 representative:

Chen Chia Chun as a Supervisor

PROPOSAL #B1033: Election of Yang Yen Song / Id                 ISSUER            YES             FOR                  FOR

no.:K120203990 as a Supervisor

PROPOSAL #B.11: Approve to release the prohibition on        ISSUER            YES             FOR                  FOR

 Directors from participation in competitive business

PROPOSAL #B.12: Other issues and extraordinary motions      ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOLAR MILLENNIUM AG, ERLANGEN

  TICKER:                  N/A                 CUSIP:   D7T496109

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2008/2009 FY

with the report of the Supervisory Board

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 38,705,585.29 as follows:

 EUR 19,352,792.65 shall be allocated to the revenue

reserves EUR 19,352,792.64 shall be carried forward

PROPOSAL #3.1: Ratification the acts of the Board of         ISSUER            YES         AGAINST           AGAINST

Managing Directors: Christian Beltle

PROPOSAL #3.2: Ratification the acts of the Board of         ISSUER            YES         AGAINST           AGAINST

Managing Directors: Henner Gladen

PROPOSAL #3.3: Ratification the acts of the Board of         ISSUER            YES         AGAINST           AGAINST

Managing Directors: Thomas Mayer

PROPOSAL #4.1: Ratification of the acts of the                   ISSUER            YES         AGAINST           AGAINST

Supervisory Board: Helmut P Flaumer

PROPOSAL #4.2: Ratification of the acts of the                   ISSUER            YES         AGAINST           AGAINST

Supervisory Board: Michael Fischer

PROPOSAL #4.3: Ratification of the acts of the                   ISSUER            YES         AGAINST           AGAINST

Supervisory Board: Hannes Kuhn

PROPOSAL #5.: Resolution on the Supervisory Board              ISSUER            YES             FOR                  FOR

remuneration pursuant to Section 18 of the Articles

of Association the Members of the Supervisory Board

shall receive a fixed remuneration of EUR 40,000 and

an attendance fee of EUR 2,000 per meeting for the

2008/2009 FY

PROPOSAL #6.: Appointment of the Auditors for the              ISSUER            YES             FOR                  FOR

2009/2010 FY: Deloitte + Touche Gmbh, Nuremberg

PROPOSAL #7.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association in accordance with the Law on the

implementation of the shareholder rights directive

(ARUG) provisions concerning the convocation of and

the participation in the shareholders' meeting

Section 24(4), in respect of the shareholders'

meeting being convened at least 36 days prior to the

meeting the day of the convocation and the day of the

 shareholders' meeting not being included in the

calculation of the 36 days period Section 24(5), in

respect of shareholders being entitled to participate

 in and vote at the shareholders' meeting if they are

 entered in the Company's share register and register

 with the Company by the sixth day prior to the

meeting Section 24(6), in respect of the Board of

Managing Directors being authorized to permit

shareholders to participate in the Shareholders'

Meeting by the use of electronic means of

communication Section 24(7), in respect of the Board

of Managing Directors being authorized to permit the

audiovisual transmission of the shareholders'

meeting; provisions concerning the exercising of

voting rights at the shareholders' meeting Section

25(3), in respect of proxy-voting instructions being

issued in written form and transmitted by fax Section

 25(4), in respect of the Board of Managing Directors

 being authorized to permit shareholders to absentee

vote at the shareholders' meeting; provision

concerning Company announcements Section 24(8), in

respect of notices pursuant to Section 125(2) or

125(1) of the stock corporation act being transmitted

PROPOSAL #8.: Resolution on the adjustment of the              ISSUER            YES             FOR                  FOR

Stock Option Plan 2009 and the corresponding

amendment to the Articles of Association

PROPOSAL #9.: Authorization to acquire own shares the        ISSUER            YES             FOR                  FOR

 Company shall be authorized to acquire own shares of

 up to 10% of its share capital, at prices not more

than 10% above, nor than 20% below, the market price

of the shares, on or before 05 MAY 2015; the Board of

 Managing Directors shall be authorized to sell the

shares on the Stock Exchange or to offer them to all

shareholders, to retire the shares, to use the shares

 within the scope of the Company's Stock Option Plan

2009, as employee shares, in connection with mergers

and acquisitions or for satisfying conversion/option

rights, and to offer the shares to third parties at a

 price not materially below their market price

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOLARIA ENERGIA Y MEDIO AMBIENTE, SA

  TICKER:                  N/A                 CUSIP:   E8935P110

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and examine the annual accounts         ISSUER            YES             FOR                  FOR

and management report for the year 2009, the Company

and its consolidated group, as well as management of

the Board during that FY

PROPOSAL #2: Approve and examine the proposed                     ISSUER            YES             FOR                  FOR

application of the results of FY 2009

PROPOSAL #3: Authorize the Board of Directors for the        ISSUER            YES             FOR                  FOR

 derivative acquisition of own shares directly or

through Group Companies, in accordance with current

regulations, thereby canceling the previous

authorization granted to the same purpose by the

general meeting

PROPOSAL #4: Approve the proposed return of                        ISSUER            YES             FOR                  FOR

contributions to shareholders under the account share

 premium

PROPOSAL #5: Approve to fix the membership of the              ISSUER            YES             FOR                  FOR

governing body

PROPOSAL #6: Approve the space policy report                       ISSUER            YES             FOR                  FOR

remuneration of Directors, for submission to the AGM

in an advisory capacity

PROPOSAL #7: Approve to fix the remuneration of the          ISSUER            YES             FOR                  FOR

management Board, in accordance with Article 46 of

the Bylaws

PROPOSAL #8: Approve the reduction of share capital,         ISSUER            YES             FOR                  FOR

through the redemption of the shares at the date of

conclusion of the AGM forming part of the Company's

treasury stock to the exclusion of the right of

opposition from creditors and subsequent amendment of

 Article 5 of the Bylaws

PROPOSAL #9: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

interpret, correct, add, implementation and

development of agreements adopted by the Board, and

granting of authority for a public instrument of such

 agreements

PROPOSAL #10: Approve, the minutes of the Board, in          ISSUER            YES             FOR                  FOR

any form set out in Article 113 of the revised text

of the Corporations Act or, where appropriate,

pursuant to the provisions in Article 114 of the same

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SONAE INDUSTRIA SGPS S A

  TICKER:                  N/A                 CUSIP:   X8308P126

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to discuss and decide on the              ISSUER             NO              N/A                  N/A

Company's individual and consolidated Annual Report

and Accounts, for 2009

PROPOSAL #2: Approve the appropriation of 2009 net            ISSUER             NO              N/A                  N/A

result

PROPOSAL #3: Approve to assess the Management and              ISSUER             NO              N/A                  N/A

Audit of the Company

PROPOSAL #4: Approve to decide on changing the number        ISSUER             NO              N/A                  N/A

 of Members that compose the Board of Directors

PROPOSAL #5: Election of Members to fill vacancies on        ISSUER             NO              N/A                  N/A

 the Board of Directors

PROPOSAL #6: Approve to decide on the acquisition and        ISSUER             NO              N/A                  N/A

 sale of own shares up to the legal limit of 10%

PROPOSAL #7: Approve to decide on the acquisition and        ISSUER             NO              N/A                  N/A

 sale of bonds issued by the Company up to the legal

limit of 10%

PROPOSAL #8: Approve to decide on the acquisition              ISSUER             NO              N/A                  N/A

and/or holding of shares of the Company by its

directly or indirectly controlled Companies

PROPOSAL #9: Approve the remunerations policy of the         ISSUER             NO              N/A                  N/A

statutory bodies

PROPOSAL #10: Approve to decide on the granting of            ISSUER             NO              N/A                  N/A

own shares up to a limit of 1% of the Company's share

 capital to Executive Directors and staff of the

Company or of its directly or indirectly controlled

Companies, according to the terms of the medium term

variable Compensation Plan and of the grant and sale

Shares Plans by the Company's directly or indirectly

controlled Companies

PROPOSAL #11: Amend the No. 3 of Article 5, No. 1 of         ISSUER             NO              N/A                  N/A

Article 21 and No. 3, 5 and 6 of Article 24, as well

as to add a No. 2 to Article 32, all of the Company's

 Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SONAE SGPS SA

  TICKER:                  N/A                 CUSIP:   X8252W176

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Company's annual report,            ISSUER             NO              N/A                  N/A

balance sheet and the individual and consolidated

accounts for the YE 31 DEC 2009

PROPOSAL #2..: Approve to decide on the proposed                ISSUER             NO              N/A                  N/A

appropriation of the FY net result

PROPOSAL #3.: Approve to assess the Management and            ISSUER             NO              N/A                  N/A

Audit of the Company

PROPOSAL #4.: Grant authority for the purchase and            ISSUER             NO              N/A                  N/A

sale of own shares up to the legal limit of 10

PROPOSAL #5.: Grant authority for the purchase and            ISSUER             NO              N/A                  N/A

sale of bonds issue by the Company up to the legal

limit of 10

PROPOSAL #6.: Grant authority for the purchase and            ISSUER             NO              N/A                  N/A

for the holding of shares of the Company by direct or

 indirect controlled or jointly controlled Companies

PROPOSAL #7.: Approve the remuneration policy of the         ISSUER             NO              N/A                  N/A

Statutory Governing Bodies and persons discharging

managerial responsibilities

PROPOSAL #8.: Grant authority of granting own shares         ISSUER             NO              N/A                  N/A

up to the limit of 1 of the Company' share capital to

 the Executive Directors and Employees of the Company

 or of its direct and indirectly controlled or

jointly controlled Companies, according to the terms

of the medium term variable remuneration plan and the

 shares sale plans of direct and indirectly

controlled or jointly controlled Companies

PROPOSAL #9.: Amend the Article 31 of the Company's          ISSUER             NO              N/A                  N/A

Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SONAE SGPS SA, MAIA

  TICKER:                  N/A                 CUSIP:   X8252W176

  MEETING DATE:      11/9/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the number of                 ISSUER             NO              N/A                  N/A

Members of the Board of Directors from 9 to 10 Members

PROPOSAL #2.: Approve the election of a new Member to        ISSUER             NO              N/A                  N/A

 fill in the vacancy created on the Board of

Directors, once approved the enlargement referred to

in the previous item of the agenda

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SONAECOM SGPS S A

  TICKER:                  N/A                 CUSIP:   X8250N111

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and discuss the Company Annual          ISSUER             NO              N/A                  N/A

Report and the individual and consolidated accounts

for the YE 31 DEC 2009

PROPOSAL #2: Approve to decide on the proposed                   ISSUER             NO              N/A                  N/A

appropriation of the net results for YE 31 DEC 2009

PROPOSAL #3: Approve to assess the Management and              ISSUER             NO              N/A                  N/A

Audit of the Company

PROPOSAL #4: Approve to discuss the statement                     ISSUER             NO              N/A                  N/A

regarding the remuneration policy for the Management

and Audit Bodies

PROPOSAL #5: Appointment the Members to fulfil the            ISSUER             NO              N/A                  N/A

vacant seats the may exist in the

PROPOSAL #6: Authorize the purchase Portuguese                   ISSUER             NO              N/A                  N/A

Company Law

PROPOSAL #7: Authorize the both purchasing of shares         ISSUER             NO              N/A                  N/A

of the Company by affiliated Companies, under the

terms of Articles of the Company Law

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SO-NET ENTERTAINMENT CORPORATION

  TICKER:                  N/A                 CUSIP:   J7620U108

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SO-NET M3,INC.

  TICKER:                  N/A                 CUSIP:   J7618C102

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Expand Business Lines        ISSUER            YES             FOR                  FOR

PROPOSAL #3: Allow Board to Authorize Use of Stock            ISSUER            YES         AGAINST           AGAINST

Option Plan

PROPOSAL #4: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SONGA OFFSHORE SE, LIMASSOL

  TICKER:                  N/A                 CUSIP:   M8548M109

  MEETING DATE:      7/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect Nancy Charalambous as a                        ISSUER            YES             FOR                  FOR

Chairperson of the meeting

PROPOSAL #2.: Approve the notice and the agenda                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Elect a person to sign the minutes of          ISSUER            YES             FOR                  FOR

the meeting together with the Chairperson of the

meeting

PROPOSAL #4.: Approve to increase the authorized                ISSUER            YES             FOR                  FOR

share capital of Songa Offshore SE for EUR 15,053,236

 to EUR 33,000,000 by the creation of 163,152,400 new

 shares with a nominal value of EUR 0.11, so that

following the increase the authorize share capital of

 Songa Offshore SE will be EUR 33,000,000 divided

into 300,000,000 shares of nominal value EUR 0.11 each

PROPOSAL #S.5: Amend Regulation 5 of the Articles of         ISSUER            YES             FOR                  FOR

Associations of Songs Offshore SE as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SONGA OFFSHORE SE, LIMASSOL

  TICKER:                  N/A                 CUSIP:   M8548M109

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #2: Re-appointment of Deloitte + Touche Ltd         ISSUER             NO              N/A                  N/A

as auditors of Company

PROPOSAL #3: Approve of remuneration to the auditors         ISSUER             NO              N/A                  N/A

PROPOSAL #4: Appointment of Asbjorn Vavik as a new            ISSUER             NO              N/A                  N/A

member of the Board of Directors

PROPOSAL #5: Approve of remuneration to members of            ISSUER             NO              N/A                  N/A

the Board of Directors

PROPOSAL #6: Approve the Articles of Association                ISSUER             NO              N/A                  N/A

PROPOSAL #7: Appointment of Nancy Charalambous, Erik         ISSUER             NO              N/A                  N/A

Ostbye and Sunniva Rudstrom as

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SONIX TECHNOLOGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y8071M101

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: 2009 business reports                                     ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: 2009 audited reports reviewed by                 ISSUER             NO              N/A                  N/A

Supervisors

PROPOSAL #2.1: Ratify the 2009 business and financial        ISSUER            YES             FOR                  FOR

 reports

PROPOSAL #2.2: Ratify the 2009 earnings distribution         ISSUER            YES             FOR                  FOR

 proposed cash dividend: TWD 4/share

PROPOSAL #2.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #2.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement  and guarantee

PROPOSAL #2.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary  loans

PROPOSAL #3: Election of Supervisors                                     ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Other issues and extraordinary motions           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOPRA GROUP, PARIS

  TICKER:                  N/A                 CUSIP:   F20906115

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements

PROPOSAL #O.2: Approve the financial statements and          ISSUER            YES             FOR                  FOR

discharge of duties to the Board Members

PROPOSAL #O.3: Approve the allocation of income                  ISSUER            YES             FOR                  FOR

PROPOSAL #O.4: Approve the Agreement pursuant to                ISSUER            YES             FOR                  FOR

Article L.225-38 of the Commercial Code

PROPOSAL #O.5: Approve to determine the attendance            ISSUER            YES             FOR                  FOR

allowances to be allocated to the Board Members

PROPOSAL #O.6: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

allow SOPRA GROUP to repurchase its own shares

PROPOSAL #O.7: Approve the renewal of term of                     ISSUER            YES             FOR                  FOR

Auditeurs et Conseils Associes as principal statutory

 Auditor and AEG Finances as Deputy Statutory Auditor

PROPOSAL #E.8: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

increase the capital within the limit of EUR 7

Million of nominal, by issuing common shares or any

securities giving access to the capital with

preferential subscription rights of the shareholders

PROPOSAL #E.9: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

increase the capital within the limit of EUR 7

Million of nominal, by issuing common shares or any

securities giving access to the capital with

cancellation of preferential subscription rights

PROPOSAL #E.10: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital with cancellation of

preferential subscription rights of the shareholders,

 under an offer pursuant to Article L.411-2, II of

the Monetary and Financial Code

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the number of issuances within the limit of

15% of the initial issuance and at the same price in

case of surplus demand

PROPOSAL #E.12: Authorize the Board of Directors as          ISSUER            YES             FOR                  FOR

part of the delegation to increase the capital with

cancellation of preferential subscription rights of

the shareholders, to set the issue price of the

shares or securities giving access to shares within

the annual limit of 10% of the capital

PROPOSAL #E.13: Authorize the Board of Directors as          ISSUER            YES             FOR                  FOR

part of the delegation to increase the capital with

cancellation of preferential subscription rights, in

consideration for the contributions of securities in

the event of public exchange offers or contributions

in kind involving the Company's securities

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

carry out capital increases reserved for employees

who are members of the Company Savings Plan

PROPOSAL #E.15: Approve the modification of the age          ISSUER            YES             FOR                  FOR

limit for the function of General Director,

consequential amendment of the Statutes

PROPOSAL #E.16: Approve the cancellation under                   ISSUER            YES             FOR                  FOR

condition precedent of the statutory double voting

right; consequential amendment of the Statutes

PROPOSAL #E.17: Approve the implementation of the              ISSUER            YES             FOR                  FOR

functions of censor and consequential amendment of

the Statutes to implement the functions of censor

PROPOSAL #O.18: Appointment of Mr. Bernard Michel as         ISSUER            YES             FOR                  FOR

Censor

PROPOSAL #O.19: Ratify the co-optation of Mr. Jean-           ISSUER            YES             FOR                  FOR

Francois Sammarcelli as Board member

PROPOSAL #O.20: Grant powers for the formalities                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SORIN SPA, MILANO

  TICKER:                  N/A                 CUSIP:   T8782F102

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the balance sheet as of 31 DEC          ISSUER             NO              N/A                  N/A

2009 and reporting on the Management, related and

consequential resolutions

PROPOSAL #2: Appointment of the Board of Auditors and        ISSUER             NO              N/A                  N/A

 of its Chairman, determine the

PROPOSAL #3: Approve the termination of Directors              ISSUER             NO              N/A                  N/A

office appointed in compliance with Article 2386 of

the Civil Code, related and consequential resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOS CUETARA SA

  TICKER:                  N/A                 CUSIP:   E6505G148

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts for the                ISSUER            YES             FOR                  FOR

society and their consolidated group

PROPOSAL #2: Approve the Management report including         ISSUER            YES             FOR                  FOR

report about Corporative Management and report

provided within the Article 116 of the stock market

for the society and for their group

PROPOSAL #3: Approve the Management according to last        ISSUER            YES             FOR                  FOR

 exercise

PROPOSAL #4: Approve the application of the result of        ISSUER            YES             FOR                  FOR

 the last exercise

PROPOSAL #5: Ratify and appointment of the Board                ISSUER            YES         AGAINST           AGAINST

Members

PROPOSAL #6: Approve the editing of the Article 23 of        ISSUER            YES             FOR                  FOR

 the Bylaw suppressing the limit to vote

PROPOSAL #7: Approve to reduce the social capital to         ISSUER            YES             FOR                  FOR

153952448,32 to compensate losses by means reducting

the nominal value of 1.5025 EUROS to 0.5 per share;

consequently editing the Article 6 of the Bylaws;

delegation of powers

PROPOSAL #8: Approve to increase the social capital          ISSUER            YES             FOR                  FOR

by means no cash contributions to compenasate

credits; consequently, without subscription rights in

 60.538721,21 EUROS

PROPOSAL #9: Approve to increase the social capital          ISSUER            YES             FOR                  FOR

up to value nominal 37332571 by means the issue and

circulation of a maximum of 74665142 new ordinaries

shares of 0.5 EUROS nominal each one and share

premium of 1.0025 EUROS per share  only cash

PROPOSAL #10: Grant authority to purchase direct or          ISSUER            YES             FOR                  FOR

indirectly own shares according to Article 75 of the

Corporation Bylaws

PROPOSAL #11: Approve the delegation of powers                    ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOUTHEAST CEMENT CORP

  TICKER:                  N/A                 CUSIP:   Y80834107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business reports and                       ISSUER             NO              N/A                  N/A

financial statements

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of assets impairment                    ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.2 per share

PROPOSAL #B.3: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.4: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SOUTHERN CROSS HEALTHCARE GROUP PLC, DARLINGTON

  TICKER:                  N/A                 CUSIP:   G8291V105

  MEETING DATE:      2/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial statements and              ISSUER            YES             FOR                  FOR

annual accounts for 2009

PROPOSAL #2: Re-elect Nancy Hollendoner as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #3: Re-elect Raymond Miles as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 the Company's Auditors

PROPOSAL #5: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report

PROPOSAL #6: Grant authority pursuant to Section 366         ISSUER            YES             FOR                  FOR

of the Companies Act 2006

PROPOSAL #7: Approve to renew the Directors'                       ISSUER            YES             FOR                  FOR

authority to allot relevant securities

PROPOSAL #S.8: Approve to renew the Director's                   ISSUER            YES             FOR                  FOR

authority to disapply pre-emption rights

PROPOSAL #S.9: Authorize the Directors to purchase            ISSUER            YES             FOR                  FOR

the Company's own shares

PROPOSAL #S.10: Approve to reduce the notice period          ISSUER            YES             FOR                  FOR

for general meetings

PROPOSAL #S.11: Approve the deletion of the                        ISSUER            YES             FOR                  FOR

Memorandum of Association and adopt the new Articles

of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SPAREBANK 1 SMN, TRONDHEIM

  TICKER:                  N/A                 CUSIP:   R82401101

  MEETING DATE:      2/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appoint Gunnar Heglund, Alf Ervik, Thor        ISSUER            YES             FOR                  FOR

 Arne Falkanger, Olav Revhaug, Erik Sture Larre and

Thor Christian Haugland as Supervisory Board; Leif

Singstad, Erik Solberg, Arne Rian, Kjell Hagan, Kjell

 Hagan, Stener Lium, Tore Hertzenberg- Nafstad, Geir

Lundgard-Soug, Oskar Dag Sylte, Kjell Magnar Haugan,

and Terje Norum as alternates

PROPOSAL #2.: Elect Tone Valmot as a Member for a              ISSUER            YES             FOR                  FOR

period of 2 years

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SPAREBANK 1 SMN, TRONDHEIM

  TICKER:                  N/A                 CUSIP:   R82401101

  MEETING DATE:      3/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting by the                        ISSUER             NO              N/A                  N/A

Supervisory Board Chair

PROPOSAL #2.: Election of the meeting Chair                         ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Approval of the notice of the meeting          ISSUER             NO              N/A                  N/A

and the agenda

PROPOSAL #4.: Election of 2 persons to sign the                 ISSUER             NO              N/A                  N/A

minutes together with the meeting Chair

PROPOSAL #5.: Briefing by the Chief Executive Officer        ISSUER             NO              N/A                  N/A

PROPOSAL #6.: The financial statements, supplementary        ISSUER             NO              N/A                  N/A

 information to the profit and loss account,

including the Board of Directors' proposal for

distribution of the annual profit for 2009

PROPOSAL #7.: Adoption of  final accounts for 2009,          ISSUER             NO              N/A                  N/A

part II; the report of the Board of Directors;

conditions applying to senior employees; audit

report; audit fee; report of the control Committee

PROPOSAL #8.: Annual report of the control Committee         ISSUER             NO              N/A                  N/A

PROPOSAL #9.: Increase of owner capital; right issue;        ISSUER             NO              N/A                  N/A

 ECC placing with the employees

PROPOSAL #10.: Purchase of and establishment of                 ISSUER             NO              N/A                  N/A

security interest in the Bank's own ECCs

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SPAREBANK 1 SR-BANK, STAVANGER

  TICKER:                  N/A                 CUSIP:   R83263104

  MEETING DATE:      2/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Elect three Members and two alternates          ISSUER            YES             FOR                  FOR

to the Supervisory Board, for a period

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SPARKASSEN IMMOBILIEN AG

  TICKER:                  N/A                 CUSIP:   A5030U105

  MEETING DATE:      5/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual report                                  ISSUER            YES             FOR                  FOR

PROPOSAL #2: Grant discharge to the Board of Directors      ISSUER            YES             FOR                  FOR

PROPOSAL #3: Grant discharge to the Supervisory Board        ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of an Auditor                                       ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of Supervisory Board                           ISSUER            YES             FOR                  FOR

PROPOSAL #6: Amend the Sections 1 [Company and                   ISSUER            YES             FOR                  FOR

domicile], 2 [object of the Company] and 10 [duties

of the Supervisory Board] of the Articles of

PROPOSAL #7: Approve the change of terms of                        ISSUER            YES             FOR                  FOR

participation capital

PROPOSAL #8.A: Amend the capital increase                             ISSUER            YES             FOR                  FOR

PROPOSAL #8.B: Amend the Section 4(7) of the Articles        ISSUER            YES             FOR                  FOR

 of Association

PROPOSAL #9: Approve to buy back of shares                           ISSUER            YES             FOR                  FOR

PROPOSAL #10: Amend the Sections 4 [share capital and        ISSUER            YES             FOR                  FOR

 shares], 11 [shareholders' meeting], 12 and 15

[financial statement, ratification and distribution

of profits] of the Articles of Association in

accordance with the Law on the Implementation of the

Shareholder Rights Directive 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SPECTRIS PLC, EGHAM SURREY

  TICKER:                  N/A                 CUSIP:   G8338K104

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts and the reports of         ISSUER            YES             FOR                  FOR

the Directors and the Auditors for the YE 31 DEC 2009

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report, as set out in the 2009 report and accounts,

for the YE 31 DEC 2009

PROPOSAL #3: Declare a final dividend of 17.85p for          ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009, payable on 25 JUN 2010 to those

shareholders on the Company's register of members at

the close of business on 04 JUN 2010

PROPOSAL #4: Re-elect Mr. P.A. Chambre as a Director,        ISSUER            YES         AGAINST           AGAINST

 who retires under the terms of the Articles of

Association

PROPOSAL #5: Re-elect Mr. C.G. Watson as a Director,         ISSUER            YES         AGAINST           AGAINST

who retires under the terms of the Articles of

Association

PROPOSAL #6: Re-elect Mr. J.C. Webster as a Director,        ISSUER            YES         AGAINST           AGAINST

 who retires under the terms of the Articles of

Association

PROPOSAL #7: Re-appoint KPMG Audit Plc as the                     ISSUER            YES             FOR                  FOR

Auditors of the Company

PROPOSAL #8: Authorize the Directors to agree the              ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #9: Authorize the Directors to allot shares,        ISSUER            YES             FOR                  FOR

 as specified

PROPOSAL #S.10: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

equity securities for cash, as specified

PROPOSAL #S.11: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases of shares, as specified

PROPOSAL #S.12: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 Companies Act 2006, are to be treated

as part of the Company's Articles of Association,

save that the statement that the liability of the

members is limited be retained

PROPOSAL #S.13: Adopt the proposed new Articles of            ISSUER            YES             FOR                  FOR

Association of the Company as submitted to the

meeting as specified, as the Articles of Association

of the Company

PROPOSAL #S.14: Approve the period of notice required        ISSUER            YES             FOR                  FOR

 for general meetings of the Company other than AGM

shall not be less than 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SPEEDY HIRE PLC, NEWTON-LE-WILLOWS MERSEYSIDE

  TICKER:                  N/A                 CUSIP:   G0175D103

  MEETING DATE:      7/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual accounts          ISSUER            YES         AGAINST           AGAINST

of the Company for the FYE 31 MAR 2009 together with

the Directors' and the Auditors' reports

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the FYE 31 MAR 2009

PROPOSAL #3.: Declare a final dividend of 6.4 pence          ISSUER            YES             FOR                  FOR

per share in respect of the YE 31 MAR 2009

PROPOSAL #4.: Re-elect David Wallis as a Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #5.: Re-elect Steven Corcoran as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #6.: Re-elect Michael McGrath as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #7.: Elect James Morley as a Director of the        ISSUER            YES         AGAINST           AGAINST

 Company

PROPOSAL #8.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES         AGAINST           AGAINST

Auditors and authorize the Directors to fix their

remuneration

PROPOSAL #9.: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #S.10: Approve to disapply the statutory              ISSUER            YES             FOR                  FOR

pre-emption rights

PROPOSAL #S.11: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases of its own shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SPERIAN PROTECTION, VILLEPINTE

  TICKER:                  N/A                 CUSIP:   F0635W106

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

the year ending 31 DEC 2009

PROPOSAL #O.2: Approve the balance sheet and the                ISSUER            YES             FOR                  FOR

Company accounts for the year ending 31 DEC 2009

PROPOSAL #O.3: Approve the allocation of the result          ISSUER            YES             FOR                  FOR

for the year ending 31 DEC 2009

PROPOSAL #O.4: Approve to set the Directors' fees               ISSUER            YES             FOR                  FOR

PROPOSAL #O.5: Approve the agreements specified in            ISSUER            YES             FOR                  FOR

Article L. 225-38 et seq. of the Code du Commerce

Commercial Code

PROPOSAL #O.6: Approve the renewal of the Director's         ISSUER            YES             FOR                  FOR

mandate held by Monsieur Philippe Bacon

PROPOSAL #O.7: Approve the renewal of the Director's         ISSUER            YES             FOR                  FOR

mandate held by Monsieur Henri-Dominique Petit

PROPOSAL #O.8: Ratify the co-opting of Monsieur                 ISSUER            YES             FOR                  FOR

Laurent Vacherot as a Director

PROPOSAL #O.9: Approve the renewal of the Director's         ISSUER            YES             FOR                  FOR

mandate held by Monsieur Laurent Vacherot

PROPOSAL #O.10: Approve the renewal of the Director's        ISSUER            YES             FOR                  FOR

 mandate held by Monsieur Francois de Lisle

PROPOSAL #O.11: Approve the renewal of the Director's        ISSUER            YES             FOR                  FOR

 mandate held by Monsieur Philippe Rollier

PROPOSAL #O.12: Authorize the Board of Directors for         ISSUER            YES             FOR                  FOR

the Company to buy back and sell its own shares,

under legal conditions

PROPOSAL #O.13: Powers                                                              ISSUER            YES             FOR                  FOR

PROPOSAL #E.14: Grant authority to reduce capital              ISSUER            YES             FOR                  FOR

stock by canceling the Company's own shares

PROPOSAL #E.15: Powers                                                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SPICE PLC, WAKEFIELD

  TICKER:                  N/A                 CUSIP:   G834BB116

  MEETING DATE:      5/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve that the proposed disposal by            ISSUER            YES             FOR                  FOR

the Company of the whole of the issued share capital

of Spice Telecoms Limited to SIATEL Holdings Limited

and, immediately thereafter, the proposed disposal of

 the related freehold party at Field House, Derby by

Bespoke Real Estate Limited  a subsidiary of the

Company  to Team Simoco Limited  a subsidiary of

Spice Telecoms Limited, which at the point of

completion of the sale of Field House will be owned

by SIATEL Holdings Limited  CONTD.

PROPOSAL #CONTD: CONTD.  together, the Disposal                 ISSUER             NO              N/A                  N/A

pursuant to and on the terms and subject to the

conditions contained in an agreement dated 24 APR

2010 made between SIATEL Holdings Limited and the

Company, as specified, with such revisions and

amendments  including as to price  of a non-material

nature as may be approved by the Directors of the

Company  Directors  or any duly authorized committee

thereof, and that all acts, agreements, arrangements

and indemnities which the Directors or any such

committee consider necessary or desirable for the

purpose of or in connection with the Disposal

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SPIRAX-SARCO ENGINEERING PLC, CHELTENHAM GLOUCESTE

  TICKER:                  N/A                 CUSIP:   G83561103

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts and the reports of         ISSUER            YES             FOR                  FOR

the Directors and Auditors for the YE 31 DEC 2009

PROPOSAL #2: Receive and approve the Directors'                 ISSUER            YES             FOR                  FOR

remuneration report for the YE 31 DEC 2009, as

specified in the 2009 annual reports and accounts

PROPOSAL #3: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009 of 25.6p for each ordinary share in the

capital of the Company

PROPOSAL #4: Re-appoint Mr. C. G. Watson as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-appoint Mr. N. H. Daws as a Director,        ISSUER            YES         AGAINST           AGAINST

 who retires by rotation

PROPOSAL #6: Re-appoint Mr. D. J. Meredith as a                 ISSUER            YES         AGAINST           AGAINST

Director, who retires by rotation

PROPOSAL #7: Re-appoint Mr. M. E. Vernon as a                     ISSUER            YES         AGAINST           AGAINST

Director, who retires by rotation

PROPOSAL #8: Re-appoint KPMG Audit Plc as the                     ISSUER            YES             FOR                  FOR

Auditors of the Company to hold office from the

conclusion of the meeting until the conclusion of

next general meeting at which accounts are laid

before the Company and authorize the Directors to

determine their remuneration

PROPOSAL #S.9: Amend the Articles of Association as          ISSUER            YES             FOR                  FOR

specified: a) by deleting all the provisions formerly

 in the Company's Memorandum of Association which, by

 virtue of Section 28 of the Companies Act 2006, are

treated as provisions of the Company's Articles of

Association; b) by deleting Article 3 and inserting

the Liability of members in substitution therefor as

specified; and c) by deleting Article 6 and Article

7, which shall, for the avoidance of doubt, remain

blank and the remaining provisions of the Articles of

 Association shall not be re-numbered

PROPOSAL #10: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

in accordance with Section 551 of the Companies Act

2006, to allot shares in the Company and to grant

rights to subscribe for, or to convert any security

into, shares in the Company  Rights  up to an

aggregate nominal amount of GBP 6,370,508;  Authority

 expires the earlier of the conclusion fo the next

AGM of the Company or on 10 AUG 2011 ; the Company,

before the expiry, may make offers or Rights of such

authority which would or might require share to be

allotted or Rights to be granted after such expiry

PROPOSAL #S.11: Authorize the Directors pursuant to          ISSUER            YES             FOR                  FOR

Section 570 and Section 573 of the Companies Act 2006

 to allot equity securities  within the meaning of

Section 560 of the Act  for cash either pursuant or

by way of sale of treasury shares as if Section 561 1

  of the Act did not apply to any such allotment

provided that this power shall be limited to: a) the

allotment of equity securities in connection with an

offer of securities in favour of the holders of

ordinary share on the register of Members at such

record date'S  as the Directors may determine and

other persons entitled to participate therein where

the equity securities respectively attributable to

the interests of the ordinary shareholders are

proportionate  as nearly as may be practicable  to

the respective numbers of ordinary shares held or

deemed to be held by them Contd..

PROPOSAL #12: Authorize the Directors of the,                     ISSUER            YES             FOR                  FOR

conferred upon them by Article 110 of the Company's

Articles of Association in respect of any dividends

declared or paid in the period up to and including

the date of the AGM to be held in 2015 or , if

earlier, 10 MAY 2015

PROPOSAL #S.13: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases  within the meaning of Section 693 4  of

the Companies Act 2006  of ordinary shares of 25p

each in the capital of the Company  ordinary shares

on such terms and in such manner as the Directors of

the Company may from time-to-time determine, provided

 that: a) the maximum number of ordinary shares that

may be purchased pursuant to this authority is

7,644,609 representing approximately 10% of the

issued ordinary share-capital of the Company as at 04

 MAR 2010; b) the maximum price which may be paid for

 any ordinary share purchased to this authority is

higher of i) an amount equal to 105% the average of

the middle market quotations for an ordinary share as

 derived from the London Stock Exchange Daily

Official List for the five business days immediately

preceding the day on which that Contd..

PROPOSAL #S.14: Approve, that a general meeting,                ISSUER            YES             FOR                  FOR

other than an AGM, may be called on not less than 14

clear days notice

PROPOSAL #15: Approve and adopt the amendment to the         ISSUER            YES             FOR                  FOR

rules of the Spirax-Sarco Performance Share Plan, as

specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SPIRENT COMMUNICATIONS PLC

  TICKER:                  N/A                 CUSIP:   G83562101

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual report 2009                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the report on Directors                       ISSUER            YES         AGAINST           AGAINST

remuneration for 2009

PROPOSAL #3: Approve the payment of a final dividend         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-appoint Ernst and Young LLP as the            ISSUER            YES             FOR                  FOR

Auditors

PROPOSAL #5: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 remuneration of the Auditors

PROPOSAL #6: Authorize the Directors to allot                     ISSUER            YES             FOR                  FOR

securities

PROPOSAL #S.7: Authorize the Directors to disapply            ISSUER            YES             FOR                  FOR

pre-emption rights

PROPOSAL #S.8: Authorize the Company to make market          ISSUER            YES             FOR                  FOR

purchases of its own shares

PROPOSAL #S.9: Grant authority for a 14 day notice            ISSUER            YES             FOR                  FOR

period for extraordinary general meetings

PROPOSAL #S.10: Adopt new Articles of Association               ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SPONDA OYJ, HELSINKI

  TICKER:                  N/A                 CUSIP:   X84465107

  MEETING DATE:      3/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Calling the meeting to order                           ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Election of persons to scrutinize the          ISSUER             NO              N/A                  N/A

minutes and to supervise the counting

PROPOSAL #4.: Recording the legality of the meeting           ISSUER             NO              N/A                  N/A

PROPOSAL #5.: Recording the attendance at the meeting        ISSUER             NO              N/A                  N/A

 and adoption of the list of votes

PROPOSAL #6.: Presentation of the annual accounts,            ISSUER             NO              N/A                  N/A

the report of the Board of Directors and the

Auditor's report for the year 2009

PROPOSAL #7.: Adopt the annual accounts                                ISSUER            YES             FOR                  FOR

PROPOSAL #8.: Approve the actions on profit or loss          ISSUER            YES             FOR                  FOR

and to pay a dividend of EUR 0.12 per share

PROPOSAL #9.: Grant discharge to the Members of the          ISSUER            YES             FOR                  FOR

Board of Directors and the CEO from liability

PROPOSAL #10.: Approve the remuneration of the                   ISSUER            YES             FOR                  FOR

Members of the Board of Directors

PROPOSAL #11.: Approve the number of the Members of          ISSUER            YES             FOR                  FOR

the Board of Directors

PROPOSAL #12.: Re-elect Klaus Cawen, Tuula Entela,            ISSUER            YES             FOR                  FOR

Timo Korvenpaa, Lauri Ratia, Arja Talma ja Erkki

Virtanen to the Board

PROPOSAL #13.: Approve the remuneration of the                   ISSUER            YES             FOR                  FOR

Auditors

PROPOSAL #14.: Election of the Auditors and the                 ISSUER            YES             FOR                  FOR

Deputy Auditor

PROPOSAL #15.: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

decide on the repurchase of the Company's own shares

PROPOSAL #16.: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

decide on a share issue and granting of special

rights entitling to shares

PROPOSAL #17.: Amend the Article 9 of the Articles of        ISSUER            YES             FOR                  FOR

 Association

PROPOSAL #18.: PLEASE NOTE THAT THIS RESOLUTION IS A         ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Proposal by Solidium to

establish Nomination Committee

PROPOSAL #19.: Closing of the meeting                                    ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SPORTS DIRECT INTERNATIONAL PLC, MANSFIELD

  TICKER:                  N/A                 CUSIP:   G83694102

  MEETING DATE:      9/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited accounts and the            ISSUER            YES             FOR                  FOR

reports of the Directors and the Auditors for the FYE

 26 APR 2009

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the FYE 26 APR 2009

PROPOSAL #3.: Re-elect Simon Bentley as a Director             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Re-elect Bob Mellors as a Director                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Re-appoint Grant Thornton UK LLP as the        ISSUER            YES             FOR                  FOR

 Company's Auditors, to hold office until the

conclusion of the next AGM

PROPOSAL #6.: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the remuneration of the Auditors

PROPOSAL #7.: Authorize the Directors, pursuant to            ISSUER            YES             FOR                  FOR

Section 80 of the Companies Act 1985 [the Act], in

substitution for all prior authorities conferred upon

 them, but without prejudice to any allotments made

pursuant to the terms of such authorities to exercise

 all the powers of the Company to allot relevant

securities [within the meaning of that Section] up to

 an aggregate nominal amount of GBP 19,215,078;

[Authority expires at the conclusion of the next AGM

of the Company]; and the Directors may allot relevant

 securities after the expiry of this authority in

pursuance of such an offer or agreement made prior to

 such expiry

PROPOSAL #S.8: Authorize the Directors, pursuant to          ISSUER            YES             FOR                  FOR

Section 95 of the Act, to allot equity securities

[within the meaning of Section 94 of the Act] for

cash, pursuant to the authority covered by the

previous resolution and/or where such allotment

constitutes an allotment of equity securities by

virtue of Section 94[3A] of the Act, in substitution

for all prior powers conferred upon the Directors but

 without prejudice to any allotments made pursuant to

 the terms of such powers, as if Section 89[1] of the

 Act disapplying to any such allotment, such power

being limited to: a] the allotment of equity

securities in connection with an issue in favor of

holders of ordinary shares in the capital of the

Company in proportion [as nearly as may be] to their

existing holding of ordinary shares but subject to

such exclusions or other arrangements as the

Directors deem necessary or expedient in relation to

fractional entitlements or any legal or practical

problems under the Laws of any territory or the

requirements of any regulatory body or stock

exchange; and b] the allotment of equity securities

for cash [as specified] to an aggregate nominal

amount not exceeding GBP 2,882,618; [Authority

expires at the conclusion of the next AGM of the

Company]; and the Directors may allot equity

securities after the expiry of this authority in

pursuance of such an offer or agreement made prior to

PROPOSAL #S.9: Authorize the Company, pursuant to              ISSUER            YES             FOR                  FOR

Article 58 of the Company's Articles of Association

to make market purchases [within the meaning of

Section 163[3] of the Act] of ordinary shares of 10p

each in the Company subject to the following

conditions: a] the maximum aggregate number of

ordinary shares authorized to be purchased is
57,645,236, representing 10% of the Company's issued

ordinary share capital; b] the minimum price

[exclusive of expenses] which may be paid for an

ordinary share is 10p [being the nominal value of an

ordinary share]; c] the maximum price [exclusive of

expenses] which may be paid for each ordinary share

is the higher of: i] an amount equal to 105% of the

average of the middle market quotations for the

ordinary shares in the Company as derived from the

London Stock Exchange Daily Official List for the 5

business days immediately preceding the day on which

the share is contracted to be purchased; and ii] an

amount equal to the higher of the price of the last

independent trade of an ordinary share and the

highest current independent bid for an ordinary share

 in the Company as derived from the London Stock

Exchange Trading System; [Authority expires at the

conclusion of the next AGM of the Company]; and a

contract to purchase shares under the authority may

be made prior to the expiry of this authority and

PROPOSAL #S.10: Approve to call the general meeting          ISSUER            YES             FOR                  FOR

of the Company other than an AGM on not less than 14

clear days notice

PROPOSAL #11.: Approve the Bonus Share Scheme [the            ISSUER            YES             FOR                  FOR

scheme] and the rules of which are produced to the

AGM as specified and authorize the Directors to do

all acts and things which they may consider necessary

 or expedient to give effect to the scheme including

the making of any amendments to the rules and the

establishment of any sub-plans for the benefit of

employees outside the UK [modified as necessary to

take account of relevant exchange control, taxation

and securities laws of the relevant jurisdiction]

PROPOSAL #12.: Authorize the Company, for the                     ISSUER            YES             FOR                  FOR

purposes of Section 366 of the Companies Act 2006 Act

 [2006 Act]: a] to make donations to EU political

organizations [as defined in Section 364 of the 2006

Act] not exceeding GBP 50,000 in total; and b] to

incur EU political expenditure [as defined in Section

 365 of the 2006 Act] not exceeding GBP 50,000 in

total; [Authority expires at the conclusion of the

next AGM of the Company]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SPRINGSOFT INC

  TICKER:                  N/A                 CUSIP:   Y8131P102

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: To report the 2009 business operations        ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: To report the 2009 audited reports               ISSUER             NO              N/A                  N/A

PROPOSAL #2.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #2.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

proposed cash dividend : TWD1 /SHS

PROPOSAL #2.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #2.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement, guarantee and monetary loans

PROPOSAL #3: Other issues and extraordinary motions           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SPROTT INC

  TICKER:                  N/A                 CUSIP:   852066109

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive the audited consolidated                     ISSUER             NO              N/A                  N/A

financial statements of the Corporation for the FYE

31 DEC 2009, and the Auditor's report thereon

PROPOSAL #1: Election of the Directors for the                   ISSUER            YES             FOR                  FOR

ensuing year

PROPOSAL #2: Re-appoint the Auditors and to authorize        ISSUER            YES             FOR                  FOR

 the Directors to fix their remuneration

PROPOSAL #0: Transact such other matters                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SRE GROUP LTD

  TICKER:                  N/A                 CUSIP:   G8403X106

  MEETING DATE:      7/13/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 to issue, allot and deal with not more than

413,223,761 new shares of the Company [the New

Shares] [including any securities which carry rights

to subscribe for or are convertible into Shares into

the Company] under a specific mandate [the Specific

Mandate] at any time and from time to time within 6

months from the date of this resolution, for the

purpose of allowing the Company to raise funds

through the placing [as specified] or the issuance

and placing of the Convertible Notes [as specified]

or a combination of both having those terms described

 under the sections 'Indicative Principal Terms of

the Placing' and 'Indicative Principal Terms of the

Convertible Notes' as specified, the net proceeds of

which will be used by the Company to fund the amounts

 payable under the Tender Offer and Consent

Solicitation [as specified]; and approve the Specific

 Mandate, subject to compliance with the Listing

Rules [as specified]; authorize any Director of the

Company, subject to compliance with the Listing Rules

 [as specified], to sign, seal, execute, perfect and

deliver all such documents and do all such deeds,

acts, matters, and things as he may in his discretion

 considers necessary or desirable for the purpose of

the implementation of the proposed Specific Mandate;

the proposed Specific Mandate is in addition to, and

shall not prejudice nor revoke the existing general

mandate granted to the Directors of the Company by

the shareholders of the Company in the AGM of the

Company held on 02 JUN 2009 or such other general or

specific mandate[s] that may have been granted to the

 Directors of the Company prior to the passing of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SRE GROUP LTD

  TICKER:                  N/A                 CUSIP:   G8403X106

  MEETING DATE:      12/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Ratify and approve the Sale and                     ISSUER            YES             FOR                  FOR

Purchase Agreement dated 28 OCT 2009 [the Goldjoy

Agreement, as specified] entered into between Ng Chi

Ming Ken [the Vendor] as vendor and Konmen Investment

 Limited [the Purchaser] as purchaser for the sale

and purchase of the Sale Share and Sale Loan [both as

 specified in the Circular of the Company dated 18

NOV 2009 [the Circular], as specified] and all

transactions contemplated under or referred to in the

 Goldjoy Agreement and any other agreements or

documents in connection therewith; authorize any one

Director of the Company, or any two Directors of the

Company, if the affixation of the common seal is

necessary, for and on behalf of the Company to

execute all such other documents and agreements

[including but not limited to the Promissory Note [as

 specified]] and do all such acts and things as he or

 they may in his or their absolute discretion

consider to be necessary, desirable, appropriate or

expedient to implement and/or give effect to the

Goldjoy Agreement and the transactions contemplated

there under and all matters incidental to, ancillary

to or in connection with the Goldjoy Agreement and/or

 any further agreement or document as mentioned in

Paragraph [a] above and/or the transactions

contemplated there under and all other matters

incidental thereto, including agreeing and making any

 modifications, amendments, waivers, variations or

extensions of the Goldjoy Agreement and/or any

further agreement or document as mentioned in

Paragraph [a] above and/or the transactions

PROPOSAL #2.: Approve, that the Company shall not              ISSUER            YES             FOR                  FOR

exercise its right under the Undertaking [as

specified] for the time being and shall delay

enforcement of the Undertaking against SRE Investment

 Holding Limited to 31 DEC 2012 if by that time

Liaoning High School [as specified] still fails to

obtain the land use rights certificates in respect of

 the remaining portion of the Land [as specified]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SRE GROUP LTD

  TICKER:                  N/A                 CUSIP:   G8403X106

  MEETING DATE:      3/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and ratify the sale and purchase        ISSUER            YES             FOR                  FOR

 agreement dated 10 FEB 2009 entered into between Md.

 Li De E as vendor and Sinopower Investment Limited

as purchaser [the Acquisition Agreement, as

specified] for the sale and purchase of the Sale

Share and the Loan [both as specified] and all

transactions contemplated thereunder or in connection

 therewith and any other agreements or documents in

connection therewith; and authorize any 1 Director of

 the Company or any other person authorized by the

Board of Directors of the Company, or any 2 Directors

 of the Company if the affixation of the common seal

is necessary, for and on behalf of the Company to

execute all such other documents and agreements CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SRE GROUP LTD

  TICKER:                  N/A                 CUSIP:   G8403X106

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements, the report of the Directors and

 the Independent Auditor's report for the YE 31 DEC

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.i: Re-elect Mr. Shi Jian as the Executive        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.ii: Re-elect Mr. Yu Hai Sheng as the                ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #3.iii: Re-elect Mr. Jiang Xu Dong as the            ISSUER            YES         AGAINST           AGAINST

Executive Director

PROPOSAL #3.iv: Re-elect Mr. Yue Wai Leung, Stan as          ISSUER            YES             FOR                  FOR

the Executive Director

PROPOSAL #3v: Re-elect Mr. E Hock Yap as the                       ISSUER            YES             FOR                  FOR

Independent Non-Executive Director

PROPOSAL #3vi: Re-elect Mr. Pan Long Qing as the                ISSUER            YES             FOR                  FOR

Independent Non-Executive Director

PROPOSAL #3vii: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

fix the Directors' remuneration

PROPOSAL #4: Re-appoint the Auditors and authorize            ISSUER            YES             FOR                  FOR

the Board of Directors to fix their remuneration

PROPOSAL #5a: Approve to grant the general mandate to        ISSUER            YES             FOR                  FOR

 the Directors to repurchase shares

PROPOSAL #5b: Approve to grant the general mandate to        ISSUER            YES             FOR                  FOR

 the Directors to issue shares

PROPOSAL #5c: Approve to extend the general mandate          ISSUER            YES             FOR                  FOR

to issue shares by addition thereto the shares

repurchased by the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SREI INFRASTRUCTURE FIN LTD

  TICKER:                  N/A                 CUSIP:   Y8133H116

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve with or without modification[s],        ISSUER            YES             FOR                  FOR

 the proposed Scheme of Amalgamation of Quippo

Infrastructure Equipment Limited [Transferor Company]

 into and with the transferee Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SREI INFRASTRUCTURE FINANCE LTD

  TICKER:                  N/A                 CUSIP:   Y8133H116

  MEETING DATE:      9/12/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the profit          ISSUER            YES             FOR                  FOR

and loss account for the FYE 31 MAR 2009, the balance

 sheet as at that date and the reports of the

Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on the Equity Shares        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #3.: Re-elect Mr. Salil K. Gupta as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-elect Mr. K.K. Mohanty as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint M/s. Deloitte Haskins &                ISSUER            YES             FOR                  FOR

Sells, Chartered Accountants as the Auditors of the

Company, until the conclusion of next AGM on

remuneration to be fixed by the Board of Directors

PROPOSAL #6.: Appoint, a notice in writing having              ISSUER            YES             FOR                  FOR

been received from a Member of the Company under

Section 257 of the Companies Act, 1956, signifying

his intention to propose Mr. Shyamalendu Chatterjee

as a Director of the Company, liable to retirement by

 rotation

PROPOSAL #7.: Appoint, pursuant to the provisions of         ISSUER            YES             FOR                  FOR

Sections 269, 309 and all other applicable

provisions, if any, of the Companies Act, 1956,

including Schedule XIII to the Companies Act, 1956 as

 amended up to date and subject to approval of the

Central Government and other authorities as may be

required, Mr. Saud Ibne Siddique as a Joint Managing

Director of the Company for a period of 3 years on

and from 01 APR 2009, that is to say, from 01 APR

2009 to 31 MAR 2012 on the remuneration mentioned

herein below and other terms and conditions as

specified to be entered into between the Company and

Mr. Saud Ibne Siddique, as specified, which Agreement

 is hereby specifically approved with liberty to the

Board of Directors to increase, reduce, alter or vary

 the terms of remuneration and perquisites including

monetary value thereof as specified in the Agreement,

 at any time(s) and from time to time and in such

manner as the Board of Directors may deem fit, as

specified; and authorize the Board of Directors to do

 and perform all such acts, deeds, matters and things

 as may be considered necessary to give effect to the

PROPOSAL #S.8: Authorize the Company, subject to the         ISSUER            YES             FOR                  FOR

provisions of Section 314 and other applicable

provisions, if any, of the Companies Act, 1956 and

such other approvals as may be necessary, to the

holding of an office or place of profit by Mr. Saud

Ibne Siddique, Joint Managing Director of the Company

 in Srei Venture Capital Limited, subsidiary of the

Company, on such terms as may be approved by the

Board of Directors of the said subsidiary Company

PROPOSAL #S.9: Authorize the Company, subject to the         ISSUER            YES             FOR                  FOR

provisions of Section 314 and other applicable

provisions, if any, of the Companies Act, 1956 and

such other approvals as may be necessary, to the

holding of an office or place of profit by Mr. Saud

Ibne Siddique, Joint Managing Director of the Company

 in Srei Capital Markets Limited, subsidiary of the

Company, on such terms as may be approved by the

Board of Directors of the said subsidiary Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SSANGYONG CEMENT INDUSTRIAL CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y81350103

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Elect the Director                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Elect the Audit Committee Member                    ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve the remuneration for the                   ISSUER            YES             FOR                  FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SSCP CO LTD, ANSAN

  TICKER:                  N/A                 CUSIP:   Y8135T100

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 25th balance sheet, income          ISSUER            YES             FOR                  FOR

statement and the proposed disposition of retained

earning

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #4: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SSL INTERNATIONAL PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G8401X108

  MEETING DATE:      7/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report and the accounts for        ISSUER            YES             FOR                  FOR

 2009 and the auditable part of the remuneration

PROPOSAL #2.: Approve the 2009 remuneration report             ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Declare a final dividend of 6.4 pence          ISSUER            YES             FOR                  FOR

per ordinary share

PROPOSAL #4.: Re-elect Ian Adamson as a Director, who        ISSUER            YES             FOR                  FOR

 retires by rotation

PROPOSAL #5.: Re-elect Mr. Mark Moran as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation

PROPOSAL #6.: Re-elect Gerald Corbett as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation

PROPOSAL #7.: Re-elect Mr. Peter Johnson as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #8.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES             FOR                  FOR

Auditors of the Company

PROPOSAL #9.: Authorize the Directors to set the                ISSUER            YES             FOR                  FOR

Auditors' remuneration

PROPOSAL #10.: Approve the establishment of the SSL          ISSUER            YES             FOR                  FOR

International Plc Share Save Plan 2009

PROPOSAL #11.: Approve to increase the authorized              ISSUER            YES         AGAINST           AGAINST

share capital of the Company to GBP 40,000,000

PROPOSAL #12.: Approve to renew the authority given          ISSUER            YES             FOR                  FOR

to the Directors to allot shares

PROPOSAL #S.13: Approve to renew the authority given         ISSUER            YES             FOR                  FOR

to the Directors to allot equity securities for cash

including the authority to sell or allot treasury

shares

PROPOSAL #S.14: Authorize the Company to purchase the        ISSUER            YES             FOR                  FOR

 Company's shares

PROPOSAL #S.15: Grant authority to call the general          ISSUER            YES             FOR                  FOR

meetings of the Company [not being an AGM] by notice

of at least 14 clear days

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SSL INTL PLC

  TICKER:                  N/A                 CUSIP:   G8401X108

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the completion of the exercise         ISSUER            YES             FOR                  FOR

of Option A under the Amendment Agreement [as defined

 in the circular from the Company to its shareholders

 dated 08 APR 2010 [the Circular]; and authorize the

Board of Directors of the Company [the Board] [or any

 duly constituted Committee of the Board] to take all

 such steps as it considers necessary, expedient or

desirable to implement and effect the transaction

described in this resolution and any matter

incidental to such transaction and to waive, amend,

vary, revise or extend any of the terms and

conditions of such transaction as it may consider to

be appropriate, provided always that the authority of

 the Board [or any duly constituted committee of the

Board] to implement and effect such transactions and

any matter incidental to such transactions or to

waive amend, vary, revise or extend any of such terms

 and conditions, in each case other than in

accordance with the amendment agreement, shall be

limited to waivers, amendments, variations, revisions

 or extensions that are not material in the context

of the amendment agreement and the exercise or

completion of the exercise of Option A as a whole

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ST BARBARA LTD

  TICKER:                  N/A                 CUSIP:   Q8744Q108

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the          ISSUER            YES         AGAINST           AGAINST

YE 30 JUN 2009 as set out on pages 30 to 42

[inclusive] of the annual report

PROPOSAL #2.: Re-elect Phillip Clive Lockyer as a              ISSUER            YES             FOR                  FOR

Director of the Company, who retires pursuant to Rule

 6.3 of the Company's Constitution

PROPOSAL #3.: Approve that, in part consideration of         ISSUER            YES             FOR                  FOR

his employment as the Managing Director and Chief

Executive Officer of the Company, Mr. Tim Lehany be

issued options to acquire ordinary shares in the

capital of the Company, on the specified terms and

conditions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ST.GALLER KANTONALBANK AG, ST.GALLEN

  TICKER:                  N/A                 CUSIP:   H82646102

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, the accounts         ISSUER            YES             FOR                  FOR

of the group and the annual accounts for the business

 year 2009

PROPOSAL #2: Acknowledgement of the reports of the            ISSUER            YES             FOR                  FOR

Auditors concerning annual accounts and the accounts

of the group

PROPOSAL #3: Approve the annual report and the annual        ISSUER            YES             FOR                  FOR

 accounts

PROPOSAL #4: Approve the annual accounts of the Head         ISSUER            YES             FOR                  FOR

Office

PROPOSAL #5: Grant discharge to the Members of the            ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #6: Approve the appropriation balance profit        ISSUER            YES             FOR                  FOR

PROPOSAL #7: Approve the modification of By-laws and         ISSUER            YES             FOR                  FOR

the application of the Book Entry Law

PROPOSAL #8.1: Approve the confirmation of Hans-Joerg        ISSUER            YES             FOR                  FOR

 Bernet as a Member of the Board of Directors

PROPOSAL #8.2: Election of Manuel Ammann as a New              ISSUER            YES             FOR                  FOR

Member of the Board of Director

PROPOSAL #8.3: Approve the confirmation election of          ISSUER            YES             FOR                  FOR

the Auditors [Pwc AG, St. Gallen]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ST.JAMES'S PLACE PLC, CIRENCESTER GLOUCESTERSHINE

  TICKER:                  N/A                 CUSIP:   G5005D124

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Company annual report and            ISSUER            YES             FOR                  FOR

accounts FYE 31 DEC 2009

PROPOSAL #2: Declare a final dividend of 2.66p per            ISSUER            YES             FOR                  FOR

ordinary share FYE 31 DEC 2009

PROPOSAL #3: Election of Charles Gregson as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-election of David Bellamy as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5: Re-election of Derek Netherton as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6: Re-election of Mike Wilson as a Director        ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report FYE 31 DEC 2009

PROPOSAL #8: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 Auditors of the Company

PROPOSAL #9: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 remuneration of PricewaterhouseCoopers LLP as

Auditors of the Company

PROPOSAL #10: Amend the Company's Articles of                     ISSUER            YES             FOR                  FOR

Association

PROPOSAL #11: Grant authority to allot the shares               ISSUER            YES             FOR                  FOR

PROPOSAL #12: Approve to disapply pre-emption on the         ISSUER            YES             FOR                  FOR

Company's shares

PROPOSAL #13: Authorize the Company to offer a scrip         ISSUER            YES             FOR                  FOR

dividend scheme

PROPOSAL #14: Authorize the Company to purchase its          ISSUER            YES             FOR                  FOR

own shares

PROPOSAL #15: Authorize the Company to make donations        ISSUER            YES             FOR                  FOR

 to political parties

PROPOSAL #16: Approve to call general meetings (other        ISSUER            YES             FOR                  FOR

 than AGMs) on 14 clear days' notice

PROPOSAL #17: Approve the SJP Share Incentive Plan             ISSUER            YES             FOR                  FOR

PROPOSAL #18: Approve the SJP Save As You Earn Share         ISSUER            YES             FOR                  FOR

Option Plan

PROPOSAL #19: Approve the SJP Company and Unapproved         ISSUER            YES             FOR                  FOR

Share Options Plans

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ST.MODWEN PROPERTIES PLC

  TICKER:                  N/A                 CUSIP:   G61824101

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Directors' report         ISSUER            YES             FOR                  FOR

and the financial statements for the YE 30 NOV 2009

PROPOSAL #2: Re-elect Steve Burke as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #3: Re-elect Simon Clarke as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-elect John Salmon as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of Lesley James as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #6: Election of Lady Katherine Innes Ker as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #7: Re-appoint Deloittee LLP as the Auditors        ISSUER            YES             FOR                  FOR

 and authorize the Directors to determine their

remuneration

PROPOSAL #8: Approve the remuneration report                       ISSUER            YES             FOR                  FOR

PROPOSAL #9: Authorize the Directors to allot shares         ISSUER            YES             FOR                  FOR

PROPOSAL #S.10: Approve to disapply pre-emption rights      ISSUER            YES             FOR                  FOR

PROPOSAL #S.11: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #S.12: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

PROPOSAL #S.13: Grant authority for the short notice         ISSUER            YES             FOR                  FOR

General Meetings

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ST.SHINE OPTICAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y8176Z106

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: Receive the 2009 audited reports                  ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 10.5 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans, endorsement and guarantee

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STADA-ARZNEIMITTEL AG, BAD VILBEL

  TICKER:                  N/A                 CUSIP:   D76226113

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Submission of the adopted annual                   ISSUER             NO              N/A                  N/A

financial statements and the consolidated annual

financial statements as at December 31, 2009, of the

management report and the consolidated management

report with the explanatory report of the Executive

Board regarding the statements pursuant to section

289, para. 4 and 5, section 315, para. 4 of the

German Commercial Code (Handelsgesetzbuch – HGB)

 as well as the report of the Supervisory Board for

financial year 2009

PROPOSAL #2.: Appropriation of the annual balance              ISSUER            YES             FOR                  FOR

sheet profits

PROPOSAL #3.: Resolution formally granting discharge         ISSUER            YES             FOR                  FOR

(Entlastung) to the members of the Executive Board

for financial year 2009

PROPOSAL #4.: Resolution formally granting discharge         ISSUER            YES             FOR                  FOR

(Entlastung) to the members of the Supervisory Board

for financial year 2009

PROPOSAL #5.: Remuneration system for the Executive          ISSUER             NO              N/A                  N/A

Board members

PROPOSAL #6.: Resolution on the appointment of the            ISSUER            YES             FOR                  FOR

external auditors for the annual and consolidated

financial statements of financial year 2010

PROPOSAL #7.: Resolution on the election of a                     ISSUER            YES             FOR                  FOR

Supervisory Board member

PROPOSAL #8.a: Resolution on amendments to the                   ISSUER            YES             FOR                  FOR

articles of incorporation: Resolution on the revision

 of section 4 of the articles of incorporation

PROPOSAL #8.b: Resolution on amendments to the                   ISSUER            YES             FOR                  FOR

articles of incorporation: Resolution on the revision

 of section 11 of the articles of incorporation

(Management)

PROPOSAL #8.c: Resolution on amendments to the                   ISSUER            YES             FOR                  FOR

articles of incorporation: Resolution on the revision

 of section 12, para. 1 of the articles of

incorporation (Composition); section 12, para. 2 to 5

 of the articles of incorporation shall remain

PROPOSAL #8.d: Resolution on amendments to the                   ISSUER            YES             FOR                  FOR

articles of incorporation: Resolution on the revision

 of section 20 of the articles of incorporation

PROPOSAL #8.e: Resolution on amendments to the                   ISSUER            YES             FOR                  FOR

articles of incorporation: Resolution on the revision

 of section 21, para. 1, 2 and 4 of the articles of

incorporation (Attendance); section 21, para. 3, 5, 6

 and 7 of the articles of incorporation shall remain

unchanged

PROPOSAL #8.f: Resolution on amendments to the                   ISSUER            YES             FOR                  FOR

articles of incorporation: Resolution on the

supplementing of section 22 of the articles of

incorporation (Chairmanship) by one paragraph 3;

section 22, para. 1 and 2 of the articles of

incorporation shall remain unchanged

PROPOSAL #8.g: Resolution on amendments to the                   ISSUER            YES             FOR                  FOR

articles of incorporation: Resolution on the revision

 of section 28, para. 3 of the articles of

incorporation (Annual Financial Statements); section

28, para. 1 and 2 of the articles of incorporation

shall remain unchanged

PROPOSAL #9.: Resolution on the cancellation of the          ISSUER            YES             FOR                  FOR

existing authorization to acquire and dispose of own

shares; new resolution on the authorization to

acquire  and dispose of own shares as well as on the

exclusion of subscription rights

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STAGECOACH HLDGS PLC

  TICKER:                  N/A                 CUSIP:   G8403M209

  MEETING DATE:      8/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report and the                 ISSUER            YES             FOR                  FOR

reports of the Directors and the Auditors thereon

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report

PROPOSAL #3.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Ewan Brown as a Director of            ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #5.: Re-elect Ann Gloag as a Director of the        ISSUER            YES             FOR                  FOR

 Company

PROPOSAL #6.: Re-elect Martin Griffiths as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #7.: Re-elect Sir George Mathewson as a                ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #8.: Re-elect Robert Speirs as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #9.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors

PROPOSAL #10.: Authorize the Directors to fix the              ISSUER            YES             FOR                  FOR

Auditors remuneration

PROPOSAL #11.: Grant authority to the political                 ISSUER            YES             FOR                  FOR

donations

PROPOSAL #12.: Approve to increase the authorized              ISSUER            YES             FOR                  FOR

share capital

PROPOSAL #13.: Authorize the Directors to allot shares      ISSUER            YES             FOR                  FOR

PROPOSAL #S.14: Approve to disapply statutory pre-             ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #S.15: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 ordinary shares

PROPOSAL #S.16: Approve the notice period for calling        ISSUER            YES             FOR                  FOR

 general meetings

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STALLERGENES SA, ANTONY

  TICKER:                  N/A                 CUSIP:   F17399118

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the annual accounts for FY 2009      ISSUER            YES             FOR                  FOR

PROPOSAL #O.2: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

FY 2009

PROPOSAL #O.3: Approve to allocation of the result            ISSUER            YES             FOR                  FOR

and setting of the dividend

PROPOSAL #O.4: Approve the agreements regulated by            ISSUER            YES             FOR                  FOR

Article L.225-38 of the Code de Commerce

PROPOSAL #O.5: Approve the renewal of Mr. Jean                   ISSUER            YES             FOR                  FOR

Bousquet's appointment as a Director

PROPOSAL #O.6: Approve the renewal of Mr. Michel                ISSUER            YES         AGAINST           AGAINST

Dubois appointment as a Director

PROPOSAL #O.7: Approve the renewal of Mr. Albert                ISSUER            YES             FOR                  FOR

Saporta's appointment as a Director

PROPOSAL #O.8: Approve the renewal of Mr. David                 ISSUER            YES             FOR                  FOR

Darmon's appointment as a Director

PROPOSAL #O.9: Approve the renewal of Mr. Olivier              ISSUER            YES             FOR                  FOR

Motte's appointment as a Director

PROPOSAL #O.10: Approve the setting of the amount of         ISSUER            YES             FOR                  FOR

the Directors' attendance fees

PROPOSAL #O.11: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

trade in the Company's shares, but capped at 10% of

the authorized capital

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

allocate shares free of charge to Executive Directors

 and employees of the Company or of its affiliated

Companies

PROPOSAL #E.13: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

grant share subscription or share purchase options to

 Executive Directors and employees of the Company or

of its affiliated Companies

PROPOSAL #E.14: Approve the delegation of powers for         ISSUER            YES             FOR                  FOR

the necessary legal formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STANDARD FOODS TAIWAN LTD

  TICKER:                  N/A                 CUSIP:   Y8151Z105

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #2.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2/shs

PROPOSAL #2.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #2.4: Approve to raise capital by issuing            ISSUER            YES             FOR                  FOR

new shares from earnings  proposed stock dividend:

150shs / 1000shs

PROPOSAL #3: Election of the Directors and the                   ISSUER            YES         AGAINST           AGAINST

Supervisors

PROPOSAL #4: Approve to release the prohibition on            ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #5: Approve to revise the procedures of loan        ISSUER            YES             FOR                  FOR

 to other parties

PROPOSAL #6: Approve to revise the procedures of                ISSUER            YES             FOR                  FOR

endorsements and guarantees

PROPOSAL #7: Other issues and extraordinary motions           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STANTEC INC

  TICKER:                  N/A                 CUSIP:   85472N109

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Robert J. Bradshaw as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Election of Paul Cellucci as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Election of David L. Emerson, PC as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of Anthony P. Franceschini as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #1.5: Election of Robert J. Gomes as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of Susan E. Hartman as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of Aram H. Keith as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Election of Ivor M. Ruste as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Election of Ronald Triffo as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Re-appoint Ernst & Young, Chartered                ISSUER            YES             FOR                  FOR

Accountants as a Stantec's Auditor and authorize the

Directors to fix the Auditor's remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STAR MICRONICS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J76680107

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STE DE LA TOUR EIFFEL

  TICKER:                  N/A                 CUSIP:   F92245103

  MEETING DATE:      10/15/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Appoint Mr. Aimery Langlois Meurinne as        ISSUER            YES             FOR                  FOR

 a new Director, for a 3 year period

PROPOSAL #2.: Approve to distribute an amount of EUR         ISSUER            YES             FOR                  FOR

2.00 per share, corresponding to an overall amount of

 EUR 10,866,072.00 for 5,433,036 shares at 30 JUN

2009, this amount will be withdrawn and charged upon

the issue premium account, then amounting to EUR

35,708,995.00, this sum will be paid on 27 OCT 2009

in accordance with Article L.225-210 of the French

Commercial Code, the shareholders' meeting decides

that the self-held shares will not entitle to this

distribution, the amount of the issue premium should

not exceed EUR 11,662,938.00 the distribution amount

submitted to the income tax is EUR 1.22 per share,

the tax-free distribution amount is EUR 0.78 per share

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STE DE LA TOUR EIFFEL

  TICKER:                  N/A                 CUSIP:   F92245103

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements                  ISSUER            YES             FOR                  FOR

PROPOSAL #O.2: Approve the allocation of income                  ISSUER            YES             FOR                  FOR

PROPOSAL #O.3: Approve the distribution of an amount         ISSUER            YES             FOR                  FOR

withdrawn from the accounts Other reserves, Legal

reserves and Issuance premium; option of payment in

cash or in shares for the partial payments on dividend

PROPOSAL #O.4: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements

PROPOSAL #O.5: Approve the regulated agreements                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #O.6: Approve the attendance allowances                ISSUER            YES             FOR                  FOR

PROPOSAL #O.7: Approve the renewal of Mr. Mark Inch's        ISSUER            YES         AGAINST           AGAINST

 term as a Board Member

PROPOSAL #O.8: Approve the renewal of Mr. Jerome                ISSUER            YES         AGAINST           AGAINST

Descamps' term as a Board Member

PROPOSAL #O.9: Approve the renewal of Mr. Robert                ISSUER            YES         AGAINST           AGAINST

Waterland's term as a Board Member

PROPOSAL #O.10: Approve the renewal of Mr. Philippe          ISSUER            YES             FOR                  FOR

Prouillac's term as a Board Member

PROPOSAL #O.11: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

repurchase the Company's shares

PROPOSAL #E.12: Amend Article 12 of the Statutes                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #E.13: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

(i) increase the share capital by issuing with

preferential subscription rights, any securities

giving access immediately or in the future to shares

of the Company, or by incorporation of profits,

premiums, reserves or other funding, or (ii) to issue

 securities giving right to the allocation of debt

securities with preferential subscription rights

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

(i) increase the share capital by issuing with

cancellation of preferential subscription rights, any

 securities giving access immediately or in the

future to shares of the Company and/or (ii) to issue

securities giving right to the allocation of debt

securities with cancellation of preferential

subscription rights

PROPOSAL #E.15: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

increase the share capital by issuing, with

cancellation of preferential subscription rights,

through offers reserved for qualified investors

and/or a limited circle of investors, any securities

giving access immediately or in the future to shares

of the Company

PROPOSAL #E.16: Authorize the Board of Directors, in         ISSUER            YES         AGAINST           AGAINST

the event of issuance of shares or securities giving

access to the capital with cancellation of

preferential subscription rights of the shareholders,

 to set the issue price according to modalities

determined by the General Meeting within the limit of

 10% of the capital of the Company

PROPOSAL #E.17: Approve the overall limit applicable         ISSUER            YES             FOR                  FOR

to capital increases and issuance of securities

representing debt securities from delegation of

authority

PROPOSAL #E.18: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

increase the amount of the original issuance in the

event of issuance with or with cancellation of

preferential subscription rights of the shareholders

decided under respectively the thirteenth, fourteenth

 and fifteenth resolutions

PROPOSAL #E.19: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the capital with cancellation of

preferential subscription rights in favor of

Corporate Officers and Employees in accordance with

the provisions in Articles L.225-129-6 of the

Commercial Code and L.3332-18 of the Code of Labor

PROPOSAL #E.20: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

grant options to subscribe for or purchase shares in

substitution of lapsed options

PROPOSAL #E.21: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

allocate free shares within the limit of 0.5% of the

capital

PROPOSAL #E.22: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

reduce the share capital pursuant to the provisions

in Article L.225-209 of the Commercial Code

PROPOSAL #E.23: Powers for the formalities                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STE FONCIERE FINANCIERE ET DE PARTICIPATIONS SA FF

  TICKER:                  N/A                 CUSIP:   F38378109

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Company accounts for the          ISSUER            YES             FOR                  FOR

year 2009

PROPOSAL #O.2: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

the year 2009

PROPOSAL #O.3: Approve the allocation of the result          ISSUER            YES             FOR                  FOR

for the year 2009

PROPOSAL #O.4: Approve the regulated agreements                  ISSUER            YES             FOR                  FOR

PROPOSAL #O.5: Authorize the Board of Directors for          ISSUER            YES             FOR                  FOR

the Company to buy its own shares

PROPOSAL #E.6: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

reduce capital stock by canceling shares bought back

under the share buyback programme

PROPOSAL #E.7: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

increase capital stock, maintaining the preferential

subscription right - renewal of the previous

authorization of the same nature granted at the

general meeting of the shareholders on 16 JUN 2009

which has not been used and which this authorization

replaces

PROPOSAL #E.8: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

increase capital stock, removing the preferential

subscription right - renewal of the previous

authorization of the same nature granted at the

general meeting of the Shareholders on 16 JUN 2009

which has not been used and which this authorization

replaces

PROPOSAL #E.9: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

increase capital stock, removing the preferential

subscription right, through private placement -

renewal of the previous authorization of the same

nature granted at the General Meeting of the

Shareholders on 16 JUN 2009 which has not been used

and which this authorization replaces

PROPOSAL #E.10: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the number of securities to be issued in the

 event of an increase in capital stock, with or

without a preferential subscription right, under

excess allocation options - renewal of the previous

authorization of the same nature granted at the

general meeting of the Shareholders on 16 JUN 2009

which has not been used and which this authorization

replaces

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

set the issue price of shares to be issued under the

eighth and ninth resolutions, removing the

shareholders' preferential subscription right, up to

a ceiling of 10% of the Company's capital stock -

renewal of the previous authorization of the same

nature granted at the general meeting of the

Shareholders on 16 JUN 2009 which has not been used

and which this authorization replaces

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue shares or tangible assets, granting access to

the Company's capital stock, in return for

contributions in kind of capital securities or

tangible assets, granting access to capital stock -

renewal of the previous authorization of the same

nature granted at the general meeting of the

shareholders on 16 JUN 2009 which has not been used

and which this authorization replaces

PROPOSAL #E.13: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue shares and/or tangible assets, granting access

to a quota of the Company's capital stock, or subject

 to the first security being a share, allocation of

debt securities in return for contributions made

during a public exchange offer initiated by the

Company - renewal of the previous authorization of

the same nature granted at the general meeting of the

 shareholders on 16 JUN 2009 which has not been used

and which this authorization replaces

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue ordinary shares and/or tangible assets granting

 access to capital stock or allocation of debt

securities, removing the preferential subscription

right given to certain categories of people

PROPOSAL #E.15: Approve the setting of an overall              ISSUER            YES             FOR                  FOR

ceiling on delegations of powers - renewal of the

previous authorization of the same nature granted at

the general meeting of the shareholders on 16 JUN

2009 which has not been used and which this

authorization replaces

PROPOSAL #E.16: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase capital stock reserved for Members of Group

Company savings plans

PROPOSAL #E.17: Grant powers for formalities                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STE VIRBAC SA, CARROS

  TICKER:                  N/A                 CUSIP:   F97900116

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #E.1: Approve to change to the term of                 ISSUER            YES             FOR                  FOR

office of Members of the Supervisory Board

PROPOSAL #E.2: Amend the Article 14 of the Articles          ISSUER            YES             FOR                  FOR

of Association

PROPOSAL #E.3: Approve the powers for the necessary          ISSUER            YES             FOR                  FOR

legal formalities

PROPOSAL #O.4: Approve the Company's accounts                      ISSUER            YES             FOR                  FOR

PROPOSAL #O.5: Approve the consolidated accounts                ISSUER            YES             FOR                  FOR

PROPOSAL #O.6: Approve the allocation of the result           ISSUER            YES             FOR                  FOR

PROPOSAL #O.7: Approve the agreements regulated by            ISSUER            YES             FOR                  FOR

Articles L.225-86 et sequence of the Code de Commerce

PROPOSAL #O.8: Appointment of Mrs. Marie-Helene Dick         ISSUER            YES         AGAINST           AGAINST

Madelpuech's as a Member of the Supervisory Board

PROPOSAL #O.9: Appointment of Mrs. Jeanine Dick's as         ISSUER            YES         AGAINST           AGAINST

a Member of the Supervisory Board

PROPOSAL #O.10: Appointment of Mr. Philippe Capron's         ISSUER            YES         AGAINST           AGAINST

as a Member of the Supervisory Board

PROPOSAL #O.11: Appointment of Asergi's as a Member          ISSUER            YES         AGAINST           AGAINST

of the Supervisory Board  represented by Mr. Pierre

Madelpuech

PROPOSAL #O.12: Appointment of XYC's as a Member of          ISSUER            YES         AGAINST           AGAINST

the Supervisory Board, represented by Mr. Xavier Yon

PROPOSAL #O.13: Appointment of David and Associes'           ISSUER            YES             FOR                  FOR

now renamed Novances David and Associes and BEAS' as

the Statutory Auditor and standby Statutory Auditor

respectively

PROPOSAL #O.14: Appointment of Mr. Laurent Gilles as         ISSUER            YES             FOR                  FOR

the standby Statutory Auditor

PROPOSAL #O.15: Approve to set the total amount of            ISSUER            YES             FOR                  FOR

the Directors' attendance fees

PROPOSAL #O.16: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

redeem the Company's shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STELLA CHEMIFA CORPORATION

  TICKER:                  N/A                 CUSIP:   J7674E109

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Expand Business Lines        ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STELLA INTERNATIONAL HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G84698102

  MEETING DATE:      12/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the framework materials Sale            ISSUER            YES             FOR                  FOR

and Purchase Agreement in relation to the purchase of

 tannery [the Simona Framework Purchase Agreement]

dated 21 MAY 2007 [as specified] and entered into

between the Company and [Simona Tannery Co., Ltd.]

and to be automatically renewed for a term of 3 years

 from 01 JAN 2010 to 31 DEC 2012, the transactions

contemplated thereby and the expected annual caps of

USD 35,000,000, USD 45,000,000 and USD 50,000,000 for

 each of the 3 years ending 31 DEC 2012,

respectively, in respect of the transactions

contemplated under the Simona Framework Purchase

Agreement and authorize the Directors of the Company

to take any action and sign any document [under seal,

 if necessary] as they consider necessary, desirable

or expedient in connection with the Simona Framework

Purchase Agreement or the transactions contemplated

PROPOSAL #2.: Approve the framework materials sale            ISSUER            YES             FOR                  FOR

and purchase agreement in relation to the purchase of

 sole materials [the Sanford Framework Purchase

Agreement] dated 21 MAY 2007 [as specified] and

entered into between the Company and [Sanford

International Co., Ltd.] and to be automatically

renewed for a term of 3 years from 01 JAN 2010 to 31

DEC 2012, the transactions contemplated thereby and

the expected annual caps of USD 8,500,000, USD

9,500,000 and USD 10,500,000 for each of the 3 years

ending 31 DEC 2012, respectively, in respect of the

transactions contemplated under the Sanford Framework

 Purchase Agreement and authorize the Directors of

the Company to take any action and sign any document

[under seal, if necessary] as they consider

necessary, desirable or expedient in connection with

the Sanford Framework Purchase Agreement or the

transactions contemplated thereby

PROPOSAL #3.: Approve the framework materials sale            ISSUER            YES             FOR                  FOR

and purchase agreement in relation to the purchase of

 sole materials [the Xintan Framework Purchase

Agreement] dated 21 MAY 2007 [as specified] and

entered into between the Company and [Dongguan Xintan

 Footwear Co., Ltd.] and to be automatically renewed

for a term of 3 years from 01 JAN 2010 to 31 DEC

2012, the transactions contemplated thereby and the

expected annual caps of USD 26,000,000, USD

29,000,000 and USD 32,000,000 for each of the 3 years

 ending 31 DEC 2012, respectively, in respect of the

transactions contemplated under the Xintan Framework

Purchase Agreement and authorize the Directors of the

 Company to take any action and sign any document

[under seal, if necessary] as they consider

necessary, desirable or expedient in connection with

the Xintan Framework Purchase Agreement or the

transactions contemplated thereby

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STELLA INTL HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G84698102

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and approve the audited                       ISSUER            YES             FOR                  FOR

consolidated financial statements of the Company and

its subsidiaries and the reports of the Directors

Directors  and the Auditors  Auditors  of the Company

 for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009

PROPOSAL #3: Declare a special dividend for the YE 31        ISSUER            YES             FOR                  FOR

 DEC 2009

PROPOSAL #4.I: Re-elect Mr. Chao Ming-Cheng, Eric as         ISSUER            YES             FOR                  FOR

an Executive Director

PROPOSAL #4.II: Re-elect Mr. Chi Lo-Jen, Stephen as          ISSUER            YES             FOR                  FOR

an Executive Director

PROPOSAL #4.III: Re-elect Mr. Chu Pao-Kuei as an                ISSUER            YES             FOR                  FOR

Independent Non-Executive Director

PROPOSAL #4: Authorise the Board  Board  of Directors        ISSUER            YES             FOR                  FOR

 to fix the remuneration of the Directors

PROPOSAL #5: Re-appoint Deloitte Touche Tohmatsu as          ISSUER            YES             FOR                  FOR

the Auditors for the YE 31 DEC 2010 and authorize the

 Board to fix their remuneration

PROPOSAL #6: Authorize the Directors, pursuant to the        ISSUER            YES             FOR                  FOR

 Rules Governing the Listing of Securities on The

Stock Exchange of Hong Kong Limited and all other

applicable laws, to allot, issue and deal with

additional shares  Shares  of HKD 0.10 each in the

share capital of the Company and make or grant

offers, agreements and options  including warrants,

bonds and debentures convertible into shares  during

and after the relevant period, not exceeding the

aggregate of 20% of the aggregate nominal amount of

the issued share capital of the Company; otherwise

than pursuant to i) a rights issue; or ii) the

exercise of options granted under the Long Term

Incentive Scheme or similar arrangement CONTD.

PROPOSAL #7: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to repurchase shares  Shares  of HKD 0.10 each in the

 share capital of the Company during the relevant

period, on the Stock Exchange of Hong Kong Limited

Stock Exchange  or any other stock exchange on which

Shares may be listed and recognized by the Securities

 and Futures Commission of Hong Kong  SFC  and the

stock exchange for such purpose, and subject to and

in accordance with the rules and regulations of the

SFC, the Stock Exchange, the Companies Law, Chapter

22  Law 3 of 1961, as consolidated and revised  of

the Cayman Islands and all other applicable laws as

amended from time to time in this regard, not

exceeding 10% of the aggregate nominal amount of the

issued share capital of the Company, CONTD.

PROPOSAL #8: Approve, conditional upon the passing of        ISSUER            YES             FOR                  FOR

 Resolutions 6 and 7, to extend the general mandate

granted to the Directors to allot, issue and deal

with additional shares pursuant to Resolution 5, by

an amount representing the aggregate nominal amount

of the share capital repurchased pursuant to

Resolution 6, provided that such amount does not

exceed 10% of the aggregate nominal amount of the

issued share capital of the Company at the date of

passing the Resolution 6

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STERLING BIOTECH LTD

  TICKER:                  N/A                 CUSIP:   Y8169V161

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited balance            ISSUER            YES         ABSTAIN           AGAINST

sheet as at 31 DEC 2009 and the profit and loss

account for the YE on that date along with the

reports of the Board of Directors and the Auditors

PROPOSAL #2: Declare a dividend                                              ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3: Re-appoint Mr. R.B. Dixit as a Director,        ISSUER            YES         ABSTAIN           AGAINST

 who retires by rotation

PROPOSAL #4: Re-appoint Mr. N. B. Patel as a                       ISSUER            YES         ABSTAIN           AGAINST

Director, who retires by rotation

PROPOSAL #5: Appointment of the Auditors to hold                ISSUER            YES         ABSTAIN           AGAINST

office from the conclusion of this AGM till the

conclusion of the next AGM and to fix their

remuneration

PROPOSAL #S.6: Authorize the Board, in accordance              ISSUER            YES         ABSTAIN           AGAINST

with the provisions of Section 81 and other

applicable provisions, if any, of the Companies Act,

1956 as also provisions of any other applicable law

or laws, rules and regulations [including any

amendment thereto or re-enactment thereof for the

time being in force] and enabling provisions in the

Memorandum and Articles of Association of the Company

 and the Listing Agreements entered into by the

Company with the Stock Exchanges where the shares of

the Company are listed and subject to such approvals,

 consents, permissions and sanctions of the

Government of India, Reserve Bank of India,

Securities and Exchange Board of India [SEBI] and all

 other appropriate and/or concerned authorities, and

subject to such conditions and modifications, as may

be prescribed by any of them in granting such

approvals, consents, permissions and sanctions which

may be agreed to by the Board of Directors of the

Company [Board] [which term shall be deemed to

include any Committee which the Board may have

constituted or hereafter constitute for the time

being exercising the powers conferred on the Board by

 this resolution], to accept, if it thinks fit in the

 interest of the Company, the consent of the Company

be and is hereby accorded to the Board of Directors

of the Company to issue, offer and allot Equity

Shares/Warrants and/or any instruments convertible

into Equity Shares whether optionally or

otherwise/Global Depository Receipts [GDRs]/American

Depository Receipts [ADRs] or Bonds or Debentures

[hereinafter referred to as Securities] for an

aggregate sum of USD 500 million with a green shoe

option of 15% or equivalent in indian and/or any

other currency(ies) [inclusive of such premium, as

may be permitted by the Ministry of Finance/such

other authorities) directly to

Indian/Foreign/Resident/Non-resident investors

[whether institutions, incorporated bodies, mutual

funds Trusts/Foreign Institutional Investors/Banks

and/or individuals, or otherwise and whether or not

such investors are Members, promoters, Directors or

their relatives/associates, of the Company] through

Public Issue(s), Rights Issue(s), Private

Placement(s), Preferential issue(s) or a combination

thereof at such time or times in such tranche or

tranches, at such price or prices, at a discount or

premium to market price or prices in such manner and

on such terms and conditions as may be decided and

deemed appropriate by the Board at the time of such

issue or allotment considering the prevailing market

conditions and other relevant factors, wherever

necessary in consultation with the Lead Managers,

Underwriters, Advisors or through the subsidiaries,

in any markets as may be deemed fit by the Board

including, but not limited to Initial Public Offer,

Public Issue, Preferential Issuance in US or any

other countries, so as to enable the Company to get

listed at any stock exchanges in India and/or

PROPOSAL #S.7: Approve, pursuant to Section 31 and            ISSUER            YES         ABSTAIN           AGAINST

other applicable provisions, if any of the Companies

Act 1956, [including any statutory modification(s) or

 re-enactment thereof] the following Clause 84A be

and here by added to the existing Articles of

Association of the Company as specified

PROPOSAL #8: Authorize the Board of Directors,                   ISSUER            YES         ABSTAIN           AGAINST

pursuant to the provisions of Section 293(1)(d) of

the Companies Act, 1956, and in supersession of the

earlier resolution(s) to borrow money from time to

time up to a limit of not exceeding in the aggregate

INR 10,000 crores notwithstanding that the monies

already borrowed and the monies to be borrowed by the

 Company will exceed the aggregate of the paid up

capital and its free reserves, that is say reserves

not set apart for any specific purpose

PROPOSAL #9: Authorize the Board of Directors of the         ISSUER            YES         ABSTAIN           AGAINST

Company, in terms of Section 293(1)(a) and other

applicable provisions, if any, of the Companies Act,

1956, including any statutory modification or re-

enactment thereof, for the time being in force for

creation by the Board of Directors [hereinafter

referred to as the Board which term shall be deemed

to include any Committee which the Board may

constitute to exercise its powers, including the

powers conferred by this Resolution] of such

mortgages, charges and hypothecation and in addition

to the existing mortgages, charges and

hypothecations, created/to be created by the Company

and manner as the Board of Directors may direct on

such of the Company's movable and immovable

properties, both present and future, and in such

manner as the Board may direct together with power to

 take over the Management and concern of the Company

in certain events in favour of

Lender(s)/Agent(s)/Trustee(s)/Financial

Institutions/Bank and other investing agencies to

secure Rupee/Foreign Currency Loans, External

Commercial Borrowings (ECB), Foreign Currency Bonds-

equity linked or not, bond securities (comprising

fully/partly convertible Debentures and/or Non

Convertible Debentures with or without detachable or

non detachable warrants and/or secure premium notes

and/or floating rate notes/bonds] or other debt

instrument of and equivalent aggregate value not

exceeding INR 10,000 crores together with interest

thereon at the respective agreed rates, compounded

interest, additional interest, liquidated damages,

commitment charges, remuneration of

Agent(s)/Trustee(s), premia on pre-payment or on

redemption, cost, charges, expenses including any

increase as a result of devaluation / revaluation,

fluctuation in the rates of exchange and all other

monies payable by the Company to the

Lender(s)/Agents(s)/Trustee(s)/Financial

Institutions/Banks/other investing agencies under the

 arrangements entered into/to be entered into by the

Company in respect of the said loans, Bonds,

Securities or other instruments; to finalize the

terms and conditions of the above mentioned loans,

bonds, securities, instruments and documents for

creating the aforesaid mortgages, charges and

hypothecation and to do all such acts and things and

execute such documents or writings as may be

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STHREE PLC

  TICKER:                  N/A                 CUSIP:   G8499E103

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited accounts for the FYE        ISSUER            YES             FOR                  FOR

 29 NOV 2009

PROPOSAL #2: Approve the Directors' Remuneration                ISSUER            YES             FOR                  FOR

Report for the FYE 29 NOV 2009

PROPOSAL #3: Re-election of Sunil Wickremeratne as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Re-election of Tony Ward as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-election of Alicja Lesniak as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6: Re-appointment of PricewaterhouseCoopers        ISSUER            YES             FOR                  FOR

 LLP as the Auditors

PROPOSAL #7: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 Auditors' remuneration

PROPOSAL #8: Authorize the Company to make political         ISSUER            YES             FOR                  FOR

donations and incur political expenditure

PROPOSAL #9: Approve the offers of minority interests        ISSUER            YES             FOR                  FOR

 in certain subsidiaries of the Company

PROPOSAL #10: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #S.11: Authorize the Directors to disapply          ISSUER            YES             FOR                  FOR

statutory pre-emption rights

PROPOSAL #S.12: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #S.13: Approve to convene a general meeting         ISSUER            YES             FOR                  FOR

on 14 days

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STOLT-NIELSEN SA

  TICKER:                  N/A                 CUSIP:   L88742108

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER             NO              N/A                  N/A

PROPOSAL #2: Approve the determination of                            ISSUER             NO              N/A                  N/A

dividends/allocation of profits

PROPOSAL #3: Grant discharge of the Directors                      ISSUER             NO              N/A                  N/A

PROPOSAL #4: Authorize the capital/suppression of              ISSUER             NO              N/A                  N/A

shareholders preemptive rights

PROPOSAL #5: Approve to authorization of share                   ISSUER             NO              N/A                  N/A

repurchases

PROPOSAL #6.a: Election of Christer Olsson as a                 ISSUER             NO              N/A                  N/A

Director

PROPOSAL #6.b: Election of Niels G. Stolt-Nielsen as         ISSUER             NO              N/A                  N/A

a Director

PROPOSAL #6.c: Election of Jacob Stolt-Nielsen as a          ISSUER             NO              N/A                  N/A

Director

PROPOSAL #6.d: Election Samuel Cooperman as a Director      ISSUER             NO              N/A                  N/A

PROPOSAL #6.e: Election Hakan Larsson as a Director           ISSUER             NO              N/A                  N/A

PROPOSAL #6.f: Election Jacob B. Stolt-Nielsen as a          ISSUER             NO              N/A                  N/A

Director

PROPOSAL #7: Electiion of Christer Olsson as the                ISSUER             NO              N/A                  N/A

Chairman of the Board of Directors

PROPOSAL #8: Election of PricewaterhouseCoopers S. A.        ISSUER             NO              N/A                  N/A

 R. L as the Independent Auditors of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STORM EXPL INC

  TICKER:                  N/A                 CUSIP:   86217P102

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to fix the number of Directors          ISSUER            YES             FOR                  FOR

for the ensuing year at eight

PROPOSAL #2: Election of Stuart G. Clark, Brian                 ISSUER            YES         AGAINST           AGAINST

Lavergne, Matthew J. Brister, John A.

PROPOSAL #3: Appointment of PricewaterhouseCoopers            ISSUER            YES             FOR                  FOR

LLP, Chartered Accountants, as the

PROPOSAL #4: Approve certain specified amendments to         ISSUER            YES         AGAINST           AGAINST

the Corporation's Stock Option Plan

PROPOSAL #5: Transact such other business as may                ISSUER             NO              N/A                  N/A

properly come before the meeting or any adjournment

or adjournments thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STRAITS ASIA RES LTD

  TICKER:                  N/A                 CUSIP:   Y81705108

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Directors' report         ISSUER            YES             FOR                  FOR

and the Audited accounts of the Company for the YE 31

 DEC, 2009 together with the Auditors' report thereon

PROPOSAL #2: Declare a final dividend of 2.03 US                ISSUER            YES             FOR                  FOR

cents per share  equivalent to approximately 2.85

Singapore cents per share , tax exempt for the YF 31

PROPOSAL #3: Re-election of Dr. Chitrapongse                       ISSUER            YES             FOR                  FOR

Kwangsukstith as a Director of the Company, who

retires pursuant to Article 100 of the Company's

Articles of Association

PROPOSAL #4: Re-election of Mr. Apisit                                 ISSUER            YES             FOR                  FOR

Rujikeatkamjorn as a Director of the Company, who

retires pursuant to Article 100 of the Company's

PROPOSAL #5: Re-election of Mr. Han Eng Juan as a              ISSUER            YES             FOR                  FOR

Director of the Company, who retires pursuant to

Article 94 of the Company's Articles of Association

PROPOSAL #6: Re-election of Mr. Michael Gibson as a          ISSUER            YES             FOR                  FOR

Director of the Company, who retires pursuant to

Article 94 of the Company's Articles of Association

PROPOSAL #7: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

of up to SGD 600,000 payable by the Company for the

YE 31 DEC, 2010

PROPOSAL #8: Re-appoint Messrs.                                             ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers LLP as the Company's Auditors

and authorize the Directors to fix their remuneration

PROPOSAL #9: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

pursuant to Section 161 of the companies act, cap.50

ca  and the rules, guidelines and measures issued by

the Singapore Exchange Securities Trading Limited

SGX-ST , to allot and issue shares up to 50% of

issued shares in the capital of the Company,  i

shares in the capital of the capital; or  ii

convertible securities; or  iii  additional

convertible securities issued pursuant to

adjustments; or  iv shares arising from the

conversion of the securities in  ii  and  iii  above,

  whether by way of rights, bonus or otherwise or in

pursuance of any offer, agreement or option made or

granted by the Directors during the continuance of

this authority or thereafter  at any time and upon

such terms and conditions and for such purposes and

to such persons as the Directors may in their CONTD..

PROPOSAL #10: Authorize the Directors, subject to and        ISSUER            YES             FOR                  FOR

 pursuant to the share issue mandate in Resolution 9

above being obtained, to issue new shares in the

capital of the Company other than on a pro-rata basis

 to shareholders of the Company at an issue price per

 new share which shall be determined by the Directors

 in their absolute discretion in accordance with the

requirements of the SGX-ST, and during the period up

to 31 DEC 2010 or such other date as may be

determined by the SGX-ST, such price may represent up

 to a 20% discount to the weighted average price per

share determined in accordance with the requirements

of the SGX-ST

PROPOSAL #11: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 pursuant to Section 161 of the CA, to offer and

grant options under the rules of the Option Plan and

to issue from time to time such number of shares in

the capital of the Company as may be required to be

issued pursuant to the exercise of the options

granted under the Option Plan, and that such shares

may be issued notwithstanding this authority has

ceased to be in force so long as the shares are

issued pursuant to an offer or grant of options made

while this authority was in force, provided always

that the aggregate number of shares to be issued

under the Option Plan and all other share option,

share incentive, performance share or restricted

share plans implemented by the Company shall not

exceed 15% of the issued shares in the capital of the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STRAITS RESOURCES LTD, WEST PERTH WA

  TICKER:                  N/A                 CUSIP:   Q8785Z108

  MEETING DATE:      11/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the annual                     ISSUER             NO              N/A                  N/A

financial report, together with the Directors' and

the Auditors' reports for the FYE 30 JUN 2009

PROPOSAL #2.: Elect Mr. Michael George Gibson as a            ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.: Re-elect Mr. Alan James Good as a                 ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #4.: Approve, for all purposes, the                       ISSUER            YES         AGAINST           AGAINST

Remuneration Report for the FYE 30 JUN 2009

PROPOSAL #5.: Amend, for the purposes of ASX Listing         ISSUER            YES             FOR                  FOR

Rule 7.2 (Exception 9) and for all other purposes,

the rules of Share Plan, in accordance with the

specified terms

PROPOSAL #6.: Grant authority, for the purposes of            ISSUER            YES         AGAINST           AGAINST

Chapter 2E of the Corporations Act, ASX Listing Rule

10.14 and for all other purposes, for the issue of

Shares to Mr. Milan Jerkovic for the prices, on the

specified terms

PROPOSAL #7.: Grant authority, for the purposes of            ISSUER            YES         AGAINST           AGAINST

Chapter 2E of the Corporations Act, ASX Listing Rule

10.14 and for all other purposes, for the issue of

Shares to Mr. Michael George Gibson for the prices,

on the terms and for the purposes as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STW COMMUNICATIONS GROUP LTD

  TICKER:                  N/A                 CUSIP:   Q8505P109

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial report, Director's        ISSUER             NO              N/A                  N/A

 report, and Independent Auditor's report for the

Company and its controlled entities for the YE 31 DEC

 2009

PROPOSAL #2.1: Re-elect Robert Mactier as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires by rotation

PROPOSAL #2.2: Re-elect Ian Tsicalas as a Director of        ISSUER            YES             FOR                  FOR

 the Company, who retires by rotation

PROPOSAL #3: Approve, for the purposes of Australian         ISSUER            YES             FOR                  FOR

Securities Exchange  ASX  Listing Rule 10.14, the

allocation of 1,068,750 Performance Shares to Mr.

Micheal Connaghan, a Director of the Company,

pursuant to the STW Executive Share Plan on the terms

 and conditions as specified

PROPOSAL #4: Adopt the remuneration report to the              ISSUER            YES             FOR                  FOR

shareholders for the YE 31 DEC 2009

PROPOSAL #5: Approve, for the purposes of ASX Listing        ISSUER            YES             FOR                  FOR

 Rule 10.17, to increase the maximum aggregate amount

 payable to Non-Executive Directors, by way of

Director's remuneration by AUD 250,000 to AUD 750,000

 per annum  inclusive of superannuation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  STX ENGINE CO LTD, CHANGWON

  TICKER:                  N/A                 CUSIP:   Y8177P107

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 6th balance sheet, income            ISSUER            YES             FOR                  FOR

statement and proposed disposition of retained

earnings  cash dividend: KRW 250 per ordinary share

and KRW 360 per P1 share

PROPOSAL #2: Election of Donghak Jung  External                 ISSUER            YES             FOR                  FOR

Intaie Hwang and Sunggyu Son as the

PROPOSAL #3: Election of Gukhwan Nam as the Auditor           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the remuneration for the                     ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #5: Approve the remuneration for the Auditor        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUBSEA 7 INC.

  TICKER:                  N/A                 CUSIP:   G8549P108

  MEETING DATE:      5/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Company's financial                       ISSUER            YES             FOR                  FOR

statements for the FYE 31 DEC 2009

PROPOSAL #2: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Company's Auditors for FY 2010

PROPOSAL #3: Authorize the Board of Directors to fix         ISSUER            YES             FOR                  FOR

the remuneration of the Company's Auditors for 2009

PROPOSAL #4: Re-elect Mel Fitzgerald as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #5: Re-elect Allen L. Stevens as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #6: Authorize the Board of Directors to fix         ISSUER            YES             FOR                  FOR

the remuneration of the Company's Directors

PROPOSAL #7: Approve and ratify the actions of the            ISSUER            YES             FOR                  FOR

Board of the Directors and the Officers of the Company

PROPOSAL #8: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUGI HOLDINGS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J7687M106

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Retirement Allowance for                     ISSUER            YES         AGAINST           AGAINST

Retiring Corporate Officers, and Payment of Accrued

Benefits associated with Abolition of Retirement

Benefit System for Current Corporate Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SULZER AG, WINTERTHUR

  TICKER:                  N/A                 CUSIP:   H83580284

  MEETING DATE:      8/18/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Jurgen Dormann as a Board            ISSUER            YES             FOR                  FOR

Member for a 3 year term

PROPOSAL #1.2: Elect Dr. Klaus Sturany as a Board              ISSUER            YES             FOR                  FOR

Member for a 2 year term

PROPOSAL #2.1: PLEASE NOTE THAT THIS IS A SHAREHOLDER        ISSUER            YES         AGAINST               FOR

 PROPOSAL: approve the deselection of Mr. Louis R.

Hughes

PROPOSAL #2.2: PLEASE NOTE THAT THIS IS A SHAREHOLDER        ISSUER            YES         AGAINST               FOR

 PROPOSAL: approve the deselection of Mr. Thor Hakstad

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SULZER AG, WINTERTHUR

  TICKER:                  N/A                 CUSIP:   H83580284

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, annual                 ISSUER            YES             FOR                  FOR

accounts and consolidated financial statements 2009

report of the Company's Auditors and the Group's

Auditors

PROPOSAL #2.: Approve to distribute the total balance        ISSUER            YES             FOR                  FOR

 of CHF 307,439,040, comprising the net profits for

the year 2009 of CHF 302,200,000 and retained profits

 of CHF 5,239,040, as follows: dividend payment CHF

95,934,636; allocation to free reserves CHF

205,000,000; carried forward to new account CHF

6,504,404; if this proposal is approved, the gross

dividend (before deduction of the Swiss withholding

tax of 35%) will amount to CHF 2.80 per share;

dividends will be paid out on 22 APR 2010 any shares

held by Sulzer Ltd and its subsidiaries on the

dividend payment date shall not be eligible to

dividends

PROPOSAL #3.: Grant discharge to the Members and the         ISSUER            YES             FOR                  FOR

Corporate Executive Management for the business year

2009

PROPOSAL #4.: Re-elect PricewaterhouseCoopers Ltd for        ISSUER            YES             FOR                  FOR

 a one-year term as the Auditors for the designated

legal duties

PROPOSAL #5.1.1: Amend the Articles of Association            ISSUER            YES             FOR                  FOR

according to 5.1.3, due to the Swiss Federal Act on

Intermediated Securities (FISA)

PROPOSAL #5.1.2: Amend the Articles of Association to        ISSUER            YES             FOR                  FOR

 comply with the FISA which has entered into force on

 January 1, 2010; with the new Law, securities

trading is now based on a new legal framework and

legal certainty, especially in an international

context, is expected to be increased; as a key

element, the new Law is assigning constitutive effect

 to the recording of book-entries

PROPOSAL #5.1.3: Amend the Article 4 of Association,         ISSUER            YES             FOR                  FOR

due to the Swiss Federal Act on Intermediated

Securities (FISA)

PROPOSAL #5.2.1: Amend the Articles of Association            ISSUER            YES             FOR                  FOR

according to 5.2.3

PROPOSAL #5.2.2: Approve to reduce the term of office        ISSUER            YES             FOR                  FOR

 for its Members from three to one year

PROPOSAL #5.2.3: Amend Article 20 of the Articles of         ISSUER            YES             FOR                  FOR

Association

PROPOSAL #6.1: Re-elect Messrs. Hans Hubert Lienhard         ISSUER            YES             FOR                  FOR

and Luciano Respini to the Board of Directors, for a

further one-year term of office

PROPOSAL #6.2: Election of Timothy David Summers as a        ISSUER            YES             FOR                  FOR

 new Member to the Board of Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUMITOMO LIGHT METAL INDUSTRIES,LTD.

  TICKER:                  N/A                 CUSIP:   J77583102

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Appoint a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUNDANCE RESOURCES LTD

  TICKER:                  N/A                 CUSIP:   Q8802V106

  MEETING DATE:      11/2/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

FYE 30 JUN 2009

PROPOSAL #2.: Re-elect Mr. Geoffrey Lloyd Warburton          ISSUER            YES             FOR                  FOR

Wedlock as a Director, who ceases to hold office in

accordance with Clause 13.2 of the Company's

Constitution

PROPOSAL #3.: Ratify, for the purpose of Listing Rule        ISSUER            YES             FOR                  FOR

 7.4 and for all other purposes, to allot and issue

17,111,317 Shares at a deemed issue price of AUD

0.094 per Share to Ausdrill Limited on 05 DEC 2008,

as specified

PROPOSAL #4.: Ratify, for the purpose of Listing Rule        ISSUER            YES             FOR                  FOR

 7.4 and for all other purposes, to allot and issue

1,000,000 JAN 2012 Options, each having an exercise

price of AUD 0.45 and expiring on 06 JAN 2012, to

Ausdrill Limited on 27 MAY 2009, as specified

PROPOSAL #5.: Ratify, for the purpose of Listing Rule        ISSUER            YES             FOR                  FOR

 7.4 and for all other purposes, to allot and issue

5,000,000 Shares at a deemed issue price of AUD 0.097

 per Share to Congo Mining Investments SA on 23 JAN

2009, as specified

PROPOSAL #6.: Ratify, for the purpose of Listing Rule        ISSUER            YES             FOR                  FOR

 7.4 and for all other purposes, to allot and issue

2,000,000 JUN 2013 Options, each having an exercise

price of AUD 0.35 and expiring on 01 JUN 2013, to

Cambo Pty Limited on 03 SEP 2009, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUNDANCE RESOURCES LTD

  TICKER:                  N/A                 CUSIP:   Q8802V106

  MEETING DATE:      12/9/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Ratify, for the purpose of Listing Rule        ISSUER            YES             FOR                  FOR

 7.4 and for all other purposes, the allotment and

issue of 316,806,421 shares at an issue price of AUD

0.15 per share to a number of institutional investors

 and otherwise on the terms and conditions as

PROPOSAL #2.: Approve, for the purpose of Listing              ISSUER            YES             FOR                  FOR

Rule 7.1 and for all other purposes, the allotment

and issue of up to 249,860,246 shares at an issue

price of AUD 0.15 per share to a number of

institutional investors and otherwise on the terms

and conditions as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUNG KWANG BEND CO LTD, PUSAN

  TICKER:                  N/A                 CUSIP:   Y82409106

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement total            ISSUER            YES             FOR                  FOR

expected dividend KRW 4,290,000,000 total shareholder

 28,600,000shares , cash dividend KRW 150 per 1 share

PROPOSAL #2: Approve the partial amendment to                     ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3.1: Election of Inside Director: Tae IL Ahn      ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Election of Outside Director: Chun Rae        ISSUER            YES             FOR                  FOR

 Park

PROPOSAL #4: Election of Executive Auditor: Young Sik        ISSUER            YES             FOR                  FOR

 Lee

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #6: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUNLAND GROUP LIMITED SDG

  TICKER:                  N/A                 CUSIP:   Q8803B109

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive, consider and adopt the                ISSUER             NO              N/A                  N/A

financial statements of the Company and of its

controlled entities for the YE 30 JUN 2009, and the

reports by Directors and Auditors thereon

PROPOSAL #2.: Re-elect Mr. Terry Jackman as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who retires at this AGM in

accordance with the Company's Constitution

PROPOSAL #3.: Re-elect Mr. John Leaver as a Director         ISSUER            YES             FOR                  FOR

of the Company at this AGM in accordance with the

Company's Constitution

PROPOSAL #4.: Adopt the remuneration report of the            ISSUER            YES             FOR                  FOR

Company for the FYE 30 JUN 2009 and contained in the

annual report for the Company

PROPOSAL #5.: Authorize the Company, for the purposes        ISSUER            YES             FOR                  FOR

 of Section 257C[1] of the Corporations Act 2001, and

 for all other purposes, to buy-back up to 43,679,263

 fully paid ordinary shares under an on-market share

buy-back Program in accordance with the terms and

conditions as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUNLIGHT REAL ESTATE INVESTMENT TRUST

  TICKER:                  N/A                 CUSIP:   ADPV10633

  MEETING DATE:      10/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Manager, during the                 ISSUER            YES             FOR                  FOR

Relevant Period [as specified to repurchase Units of

Sunlight REIT [Units] on behalf of Sunlight REIT on

The Stock Exchange of Hong Kong Limited [the SEHK],

subject to and in accordance with the circular dated

31 JAN 2008 issued by the Securities and Futures

Commission of Hong Kong [SFC] to Management Companies

 of SFC-authorized real estate investment trusts

[REITs] in relation to on-market unit repurchases by

SFC-authorized REITs, the trust deed constituting

Sunlight REIT [as amended, supplemented and/or

modified from time to time] [the Trust Deed], the

applicable laws of Hong Kong, the Code on Real Estate

 Investment Trusts, the guidelines issued by the SFC

from time to time; and applicable rules and

regulations, not exceeding 10% of the aggregate

number of Units in issue as at the date of the

passing of this Resolution; [Authority expires the

earlier of the conclusion of the next AGM of the

Sunlight REIT following the passing of this

Resolution or the expiration of the period within

which the meeting referred in this Resolution is

required by the Trust Deed to be held]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUNPLUS TECHNOLOGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y83011109

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #a.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #a.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #a.3: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #b.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #b.2: Approve the 2009 profit distribution           ISSUER            YES             FOR                  FOR

PROPOSAL #b.3: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #b.4: Approve revision to the procedures of         ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #b.5: Approve the revision to the                         ISSUER            YES             FOR                  FOR

procedures of monetary loans

PROPOSAL #b.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUNREX TECHNOLOGY CORP

  TICKER:                  N/A                 CUSIP:   Y8301L105

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of local convertible bonds         ISSUER             NO              N/A                  N/A

I via private placement

PROPOSAL #A.5: The revision to the rules of Board              ISSUER             NO              N/A                  N/A

meeting

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.3 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

asset acquisition or disposal

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.7: Election of the Directors and                       ISSUER            YES         AGAINST           AGAINST

Supervisors

PROPOSAL #B.8: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.9: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUNRISE BHD

  TICKER:                  N/A                 CUSIP:   Y8301Q104

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements for the FYE 30 JUN 2009 together with the

reports of the Directors and the Auditors thereon

PROPOSAL #2.: Declare a first and final dividend of 3        ISSUER            YES             FOR                  FOR

 sen per share less 25% tax for the FYE 30 JUN 2009

PROPOSAL #3.: Approve the payment of Directors' fees         ISSUER            YES             FOR                  FOR

for the FYE 30 JUN 2009

PROPOSAL #4.: Re-elect Mr. Tong Kooi Ong as a                     ISSUER            YES         AGAINST           AGAINST

Director, who retire in accordance with Article 90[1]

 of the Company's Articles of Association

PROPOSAL #5.: Re-elect Dato' Allan Lim Kim Huat as a         ISSUER            YES             FOR                  FOR

Director, who retire in accordance with Article 90[1]

 of the Company's Articles of Association

PROPOSAL #6.: Re-appoint Messrs Deloitte KassimChan,         ISSUER            YES             FOR                  FOR

the retiring Auditors, as the Auditors of the Company

 and authorize the Directors to fix the Auditors'

remuneration

PROPOSAL #7.: Authorize the Company and its                        ISSUER            YES             FOR                  FOR

subsidiaries ['Sunrise Group'], subject always to the

 Bursa Malaysia Securities Berhad Main Market Listing

 Requirements, to enter into and give effect to the

recurrent related party transactions of a revenue or

trading nature of the Sunrise Group with the related

parties ['Related Parties'] as specified below, which

 are necessary for the day-to-day operations, in the

ordinary course of business and carried out on an

arm's length basis on normal commercial terms of the

Sunrise Group and on transaction prices and terms not

 more favorable to the Related Parties than those

generally available to the public and are not

detrimental to the minority shareholders of the

Company, as specified; [Authority expires the earlier

 of the conclusion of the next AGM of the Company

['AGM'] at which time it will lapse, unless by a

resolution passed at the meeting that the authority

is renewed or the expiration of the period within

which the next AGM is required to be held pursuant to

 Section 143[1] of the Companies Act, 1965 [Act] [but

 must not extend to such extension as my be allowed

pursuant to Section 143[2] of the Act]]; authorize

the Directors of the Company to complete and do all

such acts and things as they may consider necessary

or expedient in the best interest of the Company to

give effect to the transactions contemplated and/ or

authorized by this Ordinary Resolution and authorize

any one Director of the Company or the relevant

management staff to execute all documents relating to

 the recurrent related party transactions mentioned

above

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUNTEC REAL ESTATE INVESTMENT TRUST, SINGAPORE

  TICKER:                  N/A                 CUSIP:   Y82954101

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #E.1: Amend the Clause 15.1.4 of the trust          ISSUER            YES             FOR                  FOR

deed dated 01 NOV 2004  as amended constituting

Suntec REIT with the Management fee supplement  as

specified  in the manner as specified; and authorize

Ara Trust Management  Suntec  Limited, in its

capacity as Manager of Suntec REIT  the Manager , any

 Director of the Manager, and HSBC Institutional

Trust Services  Singapore  Limited, in its capacity

as trustee of Suntec REIT  the Trustee , to complete

and do all such acts and things  including executing

all such documents as may be required as the Manager,

 such Director of the Manager or as the case may be,

the Trustee may consider expedient or necessary or in

 the interest of Suntec REIT to give effect to the

Management Fee Supplement

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUNTEC REAL ESTATE INVESTMENT TRUST, SINGAPORE

  TICKER:                  N/A                 CUSIP:   Y82954101

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Report of HSBC            ISSUER            YES             FOR                  FOR

Institutional Trust Services (Singapore) Limited, as

trustee of Suntec REIT (the Trustee), the Statement

by ARA Trust Management (Suntec) Limited, as manager

of Suntec REIT (the Manager) and the audited

financial statements of Suntec REIT for the FYE 31

DEC 2009 and the Auditors' Report thereon

PROPOSAL #2.: Re-appoint KPMG LLP as the Auditors of         ISSUER            YES             FOR                  FOR

Suntec REIT to hold office until the conclusion of

the next AGM of Suntec REIT and authorize the Manager

 to fix their Remuneration

PROPOSAL #3.: Authorize the Manager to: (a) (i) issue        ISSUER            YES             FOR                  FOR

 new units in Suntec REIT (Units) whether by way of

rights, bonus or otherwise; and/or (ii) make or grant

 offers, agreements or options (collectively,

Instruments) that might or would require Units to be

issued, including but not limited to the creation and

 issue of (as well as adjustments to) warrants,

debentures or other instruments convertible into

Units, at any time and upon such terms and conditions

 and to such persons as the Manager may, in its

absolute discretion deem fit; and (b) issue Units in

pursuance of any Instrument made or granted by the

Manager while this Resolution was in force

(notwithstanding that the authority conferred by this

 Resolution may have ceased to be in force at the

time such Units are issued), provided that: (A) the

aggregate number of Units to be issued pursuant to

this Resolution (including Units to be issued in

pursuance of Instruments made or granted pursuant to

this Resolution): (i) until 31 DEC 2010 or such later

 date as may be determined by Singapore Exchange

Securities Trading Limited (the SGX-ST) by way of

renounceable rights issues on a pro rata basis (such

renounceable rights issue as authorised by this sub-

paragraph (A)(i), Renounceable Rights Issues) to

holders of Units (Unitholders) shall not exceed 100%

of the total number of issued Units (excluding

treasury Units, if any) (as calculated in accordance

with sub-paragraph (B) below; and (ii) by way of Unit

 issues other than Renounceable Rights Issues (Other

Unit Issues) shall not exceed 50% of the total number

 of issued Units (excluding treasury Units, if any)

(as calculated in accordance with sub-paragraph (B)

below) at the time of the passing of this Resolution,

 of which the aggregate number of Units and

convertible securities to be issued other than on a

pro rata basis to all Unitholders shall not exceed

20% of the total number of issued Units (excluding

treasury Units, if any) (as calculated in accordance

with sub-paragraph (B) below); the Units to be issued

 under the Renounceable Rights Issues and Other Unit

Issues shall not, in aggregate, exceed 100% of the

total number of issued Units (excluding treasury

Units, if any) (as calculated in accordance with sub-

paragraph (B) below); (B) subject to such manner of

calculation as may be prescribed by the SGX-ST for

the purpose of determining the aggregate number of

Units that may be issued under sub-paragraph (A)

above, the total number of issued Units (excluding

treasury Units, if any) shall be based on the total

number of issued Units (excluding treasury Units, if

any) as at the time this Resolution is passed, after

adjusting for: (i) any new Units arising from the

conversion or exercise of any Instruments which are

outstanding as at the time this Resolution is passed;

 and (ii) any subsequent bonus issue, consolidation

or subdivision of Units; (C) in exercising the

authority conferred by this Resolution, the Manager

shall comply with the provisions of the Listing

Manual of the SGX-ST for the time being in force

PROPOSAL #4.: Authorize the Manager, contingent on            ISSUER            YES             FOR                  FOR

the passing of Ordinary Resolution 3 above, to fix

the issue price for Units that may be issued by way

of placement pursuant to the 20% sub-limit for Other

Unit Issues on a non pro rata basis referred to in

Resolution 3 above, at a discount exceeding 10% but

not more than 20% of the price as determined in

accordance with the Listing Manual of the SGX-ST,

until 31 DEC 2010 or such later date as may be

determined by the SGX-ST

PROPOSAL #5.: Transact any other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUPER DE BOER NV

  TICKER:                  N/A                 CUSIP:   N8414K103

  MEETING DATE:      12/8/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening and announcements                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Approve, pursuant to Article 2:107a of         ISSUER            YES             FOR                  FOR

the Dutch Civil Code [and Article 18.3 sub a of the

Articles of Association of Super de Boer N.V.], the

request by the Board of Management and the

Supervisory Board for the sale by Super de Boer N.V.

of the business of Super de Boer N.V., by selling

almost all of its assets and liabilities to [a

subsidiary of] Jumbo Groep Holding B.V., as specified

PROPOSAL #3.: Approve in accordance with Article 41          ISSUER            YES             FOR                  FOR

of the Articles of Association, to amend the Articles

 of Association of Super de Boer N.V., subject to and

 with effect from completion of the sale of the

business of Super de Boer N.V. to [a subsidiary of]

Jumbo Groep Holding B.V.

PROPOSAL #4.: Approve, to dissolve and liquidate                ISSUER            YES             FOR                  FOR

Super de Boer N.V., subject to and with effect from

the amendment to the Articles of Association of Super

 de Boer N.V. and the delisting of Super de Boer

N.V., subject to the amendment to the Articles of

Association of Super de Boer N.V., as specified

PROPOSAL #5.: Approve, subject to the amendment to            ISSUER            YES             FOR                  FOR

the Articles of Association of Super de Boer N.V.,

the advance liquidation distribution[s] to be made by

 the liquidator to all shareholders of Super de Boer

N.V. within the meaning of Article 2:23b of the Dutch

 Civil Code with regard to the advance liquidation

distribution(s), as specified

PROPOSAL #6.: Appoint Jumbo Groep Holding B.V. as the        ISSUER            YES             FOR                  FOR

 custodian [bewaarder] of the books and records of

Super de Boer N.V., subject to and with effect from

the amendment to the Articles of Association of Super

 de Boer N.V. [as referred to in agenda item 3]

PROPOSAL #7.: Grant discharge [decharge] to the                 ISSUER            YES         AGAINST           AGAINST

Member of the Board of Management of Super de Boer

N.V. from any liability for his Management during the

 period from 01 JAN 2009 up to and including the date

 of the EGM, to be held on 08 DEC 2009

PROPOSAL #8.: Grant discharge [decharge] to the                 ISSUER            YES         AGAINST           AGAINST

Members of the Supervisory Board of Super de Boer

N.V. from any liability for their Supervision during

the period from 01 JAN 2009 up to and including the

date of the EGM, to be held on 08 DEC 2009

PROPOSAL #9.: Appoint and authorize Mr. J.G.B.                   ISSUER            YES         AGAINST           AGAINST

Brouwer, to the extent and insofar a conflict of

interest exists within the meaning of Article 2:146

Dutch Civil Code between the Member of the Board of

Management and Super de Boer N.V., to represent Super

 de Boer N.V. in relation to all legal acts that have

 been or will be effected in relation to the

transaction, including the granting of powers of

attorney [the Legal Acts]; this appointment is also

[and still] effective in respect of any Legal Acts

that have been executed prior to the date of this

EGM, as a consequence of which such Legal Acts will,

upon adoption of this resolution by the EGM, have

been ratified with reference to Article 3:58 Dutch

Civil Code

PROPOSAL #10.: Other business                                                  ISSUER             NO              N/A                  N/A

PROPOSAL #11.: Closing                                                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUPERIOR PLUS CORP

  TICKER:                  N/A                 CUSIP:   86828P103

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Catherine (Kay) M. Best as        ISSUER            YES             FOR                  FOR

 a Director of the Corporation

PROPOSAL #1.2: Election of Grant D. Billing as a                ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #1.3: Election of Robert J. Engbloom as a            ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #1.4: Election of Randall J. Findlay as a            ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #1.5: Election of Norman R. Gish as a                   ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #1.6: Election of Peter A.W. Green as a                ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #1.7: Election of James S.A. MacDonald as a         ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #1.8: Election of Walentin (Val) Mirosh as a        ISSUER            YES             FOR                  FOR

 Director of the Corporation

PROPOSAL #1.9: Election of David P. Smith as a                   ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #1.10: Election of Peter Valenine as a                 ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #2: Appointment of Deloitte & Touche LLP, as        ISSUER            YES             FOR                  FOR

 the Auditors of the Corporation and

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUPERMAX CORPORATION BHD

  TICKER:                  N/A                 CUSIP:   Y8310G105

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company, subject to                 ISSUER            YES             FOR                  FOR

approval being obtained from all relevant

authorities, to increase the issued and paid-up share

 capital of the Company by way of a bonus issue of up

 to 71.4 million new ordinary shares of MYR 0.50 each

 in Supermax [Supermax Shares] by capitalizing a sum

of up to MYR 35.7 million from the share premium

account of the Company and that the same be applied

in making payment in full at par for up to 71.4

million Supermax Shares (Bonus Shares) in the share

capital of the Company (Proposed Bonus Issue); such

bonus shares be allotted, distributed and credited as

 fully paid-up to the registered shareholders of

Supermax whose names appear in the record of

depositors at the close of business on an entitlement

 date to be determined and announced later by the

Directors of the Company, on the basis of 1 bonus

share for every 4 existing Supermax Shares held by

such shareholders on the entitlement date; fractional

 entitlements under the Proposed Bonus Issue, if any,

 shall be dealt with in such manner as the Board of
Directors of the Company shall in its absolute

discretion deems fit and in the best interest of the

Company; such bonus shares to be issued pursuant to

the Proposed Bonus Issue shall, upon allotment and

issuance, rank Pari Passu in all respects with the

then existing Supermax Shares, except that they shall

 not be entitled to any dividends, rights, allotments

 and/or other distributions, the entitlement date of

which is before the date of allotment of such number

of bonus shares under the Proposed Bonus Issue, as

the case may be; and authorize the Directors of the

Company to do all acts, deeds and things and to

execute, sign, deliver and cause to be delivered on

behalf of the Company, all such documents and/or

agreements as may be necessary to give effect to and

complete the Proposed Bonus Issue; and to assent to

any conditions, modifications, variations and/or

amendments in any manner as may be required by the

relevant authorities or as the Directors may deem

necessary and in the interest of the Company and to

take steps as they may deem necessary or expedient in

 order to implement, finalize and give full effect to

 the Proposed Bonus Issue

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SUPERMAX CORPORATION BHD

  TICKER:                  N/A                 CUSIP:   Y8310G105

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Declare a final tax-exempt dividend of         ISSUER            YES             FOR                  FOR

8% per share in respect of the FYE 31 DEC 2009

PROPOSAL #2.: Approve the payment of the Directors'          ISSUER            YES             FOR                  FOR

Fees of MYR 392,000.00 for the YE 31 DEC 2009

PROPOSAL #3.: Re-election of Datin Seri Tan Bee Geok         ISSUER            YES         AGAINST           AGAINST

as a Director of the Company pursuant to Article 88

of the Company's Articles of Association, who retires

 by rotation

PROPOSAL #4.: Re-election of Dato' Tan Geok Swee @            ISSUER            YES             FOR                  FOR

Tan Chin Huat as a Director of the Company pursuant

to Article 88 of the Company's Articles of

Association, who retires by rotation

PROPOSAL #5.: Re-election of Encik Rashid Bin Bakar          ISSUER            YES             FOR                  FOR

as a Director of the Company pursuant to Article 88

of the Company's Articles of Association, who retires

 by rotation

PROPOSAL #6.: Re-appointment of Messrs. Baker Tilly          ISSUER            YES             FOR                  FOR

Monteiro Heng as the Auditors of the Company and

authorize the Board of Directors to fix their

remuneration

PROPOSAL #7.: Authorize the Directors, subject always        ISSUER            YES             FOR                  FOR

 to the Companies Act, 1965, Articles of Association

of the Company and approvals from Bursa Malaysia

Securities Berhad and any other governmental or

regulatory bodies, where such approval is necessary,

pursuant to Section 132D of the Companies Act, 1965,

to issue not more than 10% of the issued capital of

the Company at any time upon any such terms and

conditions and for such purposes as the Directors may

 in their absolute discretion deem fit or in

pursuance of offers, agreements or options to be made

 or granted by the Directors while this approval is

in force and that the Directors to make or grant

offers, agreements or options which would or might

require shares to be issued after the expiration of

PROPOSAL #8.: Approve the Company, subject to                     ISSUER            YES             FOR                  FOR

compliance with all applicable laws, regulations and

the approval of all relevant authorities, to utilize

its share premium account based on the latest audited

 accounts of the Company to purchase up to 10% of the

 issued and paid-up ordinary share capital of the

Company [Proposal] as may be determined by the

Directors of the Company from time to time through

Bursa Malaysia Securities Berhad [Bursa Securities]

upon such terms and conditions as the Directors may

deem fit and expedient in the interest of the

Company; at the discretion of the Directors of the

Company, the shares of the Company to be purchased

are to be cancelled and/or retained as treasury

shares and distributed as dividends or resold on

Bursa Securities and the Directors of the Company be

and are hereby empowered generally to do all acts and

 things to give effect to the Proposal with full

powers to assent to any condition, modification,

revaluation, variation and/or amendment [if any] as

may be imposed by the relevant authorities and/or do

all such acts and things as the Directors may deem

fit and expedient in the best interest of the

Company; such authority shall commence immediately

upon passing of this resolution until; i] the

conclusion of the next AGM of the Company unless by

ordinary resolution passed at that meeting, the

authority is renewed, either unconditionally or

subject to conditions; ii] the expiration of the

period within which the next AGM of the Company after

 that date is required to be held pursuant to Section

 143[1] of the Companies Act, 1965 [but shall not

extend to such extension as may be allowed pursuant

to Section 143[2] of the Companies Act, 1965]; iii]

revoked or varied by ordinary resolution passed by

the shareholders of the Company in a general meeting,

 whichever occurs first; authority be and is hereby

given to the Directors to complete and do all such

acts and things as they may consider expedient or

necessary to give effect to the Proposal

PROPOSAL #S.1: Approve the proposed amendments to the        ISSUER            YES             FOR                  FOR

 Articles of Association of the Company as specified

and authorize the Directors of the Company to assent

to any modifications, variations and/or amendments as

 may be considered necessary to give full effect to

the proposed amendments to the Articles of

Association of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SVA ELECTRON CO LTD

  TICKER:                  N/A                 CUSIP:   Y7693N117

  MEETING DATE:      7/6/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the compliance with the                     ISSUER            YES         ABSTAIN           AGAINST

relevant Laws and regulations in respect of major

asset restructuring

PROPOSAL #2.: Approve the connected transaction                 ISSUER            YES         ABSTAIN           AGAINST

regarding major asset sale

PROPOSAL #3.: Approve the connected transaction                 ISSUER            YES         ABSTAIN           AGAINST

report regarding major asset sale (draft) and its

PROPOSAL #4.: Authorize the Board to handle the major        ISSUER            YES         ABSTAIN           AGAINST

 asset restructuring

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SVA ELECTRON CO LTD

  TICKER:                  N/A                 CUSIP:   Y7693N117

  MEETING DATE:      2/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect Wang Qiang as a Director                       ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Elect Shao Liqun as a Director                       ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Elect Wu Shuwei as a Director                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Elect Tao Yahua as a Director                         ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Elect Ma Jianhong as a Supervisor                  ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Elect Xu Minwei as a Supervisor                      ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Elect Zhu Xiaodong as a Supervisor                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SVA ELECTRON CO LTD

  TICKER:                  N/A                 CUSIP:   Y7693N117

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #2: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Supervisory Committee

PROPOSAL #3: Approve the 2009 financial work report           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the 2009 annual report                         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the 2009 Profit Distribution              ISSUER            YES             FOR                  FOR

Plan are as follows: 1) cash dividend/10 shares (Tax

included): CNY 0.0000; 2) bonus issue from profit

(share/10 shares): none; and 3) bonus issue from

capital reserve (share/10 shares): none

PROPOSAL #6: Re-appoint the Audit Firm                                  ISSUER            YES             FOR                  FOR

PROPOSAL #7: Approve the audit fee for the Audit Firm        ISSUER            YES             FOR                  FOR

PROPOSAL #8: Amend the Company's Articles of                       ISSUER            YES             FOR                  FOR

Association

PROPOSAL #9: Election of Mr. Zhang Zenglin as a                 ISSUER            YES             FOR                  FOR

Supervisor

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SWCC SHOWA HOLDINGS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J75089110

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SWIBER HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Y8318F109

  MEETING DATE:      10/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors to create and          ISSUER            YES             FOR                  FOR

issue 5% convertible bonds due 2014 with an aggregate

 principal amount of up to USD 100 million, such

Convertible Bonds to be convertible, at the option of

 the holder thereof, into new ordinary shares of the

Company at a conversion price determined in

accordance with the terms and conditions of the

Convertible Bonds, and subject to such adjustments as

 the terms and conditions of the convertible bonds

shall stipulate; to allot and issue: (i) such number

of conversion shares as may be required or permitted

to be allotted or issued on the conversion of the

bonds, to the holders of the convertible bonds on the

 conversion thereof, subject to and otherwise in

accordance with the terms and conditions of the issue

 of the Convertible Bonds, whereby such conversion

shares shall rank pari passu in all respects with the

 then existing shares of the Company except for any

dividend, rights, allotment or other distributions

the record date for which is before the relevant

conversion date of the Convertible Bonds; ii) on the

same basis as specified above, such further

conversion shares as may be required to be allotted

and issued on the conversion of any of the

Convertible Bonds upon the adjustment of the

conversion price in accordance with the terms and

conditions of the Convertible Bonds; and (iii) such

number of conversion shares to OZ Master Fund, Ltd,

OZ Asia Master Fund, Ltd, OZ Global Special

Investments Master Fund, L.P. and/or any other

affiliated funds managed by OZ Management LP upon the

 conversion of any of the Convertible Bonds

collectively subscribed by Sculptor Finance [MD]

Ireland Limited, Sculptor Finance [AS] Ireland

Limited and Sculptor Finance [SI] Ireland Limited;

authorize any Director to take such steps, make such

amendments to the terms and conditions of the

convertible bonds [provided that the amendments are

not material] and exercise such discretion as he may

from time to time deem fit, advisable, desirable,

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SWIBER HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Y8318F109

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive The Director's report and                   ISSUER            YES             FOR                  FOR

audited accounts of the Company for the YE 31 DEC

2009 together with the Auditor's report thereon

PROPOSAL #2: Re-elect Mr. Francis Wong Chin Sing as a        ISSUER            YES         AGAINST           AGAINST

 Director, who retires pursuant to Articles 93 of the

 Articles of Association of the Company

PROPOSAL #3: Re-elect Mr. Jean Pers as a Director,            ISSUER            YES             FOR                  FOR

who retires pursuant to Articles 93 of the Articles

of Association of the Company

PROPOSAL #4: Re-elect Mr. Oon Thian Seng as a                     ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Articles 93 of the

Articles of Association of the Company

PROPOSAL #5: Re-elect Mr. Chia Fook Eng as a                       ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Articles 99 of the

Articles of Association of the Company

PROPOSAL #6: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

of USD 310,000 for the YE 31 DEC 2009

PROPOSAL #7: Approve the payment of Directors' fees          ISSUER            YES             FOR                  FOR

of USD 310,000 for the FYE 31 DEC 2010

PROPOSAL #8: Re-appoint Messrs Deloitte & Touche LLP         ISSUER            YES             FOR                  FOR

as the Company's Auditors and to authorize the

Directors to fix their remuneration

PROPOSAL #9: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

pursuant to Section 161 of the Companies Act, Chapter

 50 and the listing rules of the Singapore Exchange

Securities Trading Limited (SGX-ST), to: issue shares

 in the capital of the Company whether by way of

bonus issue, rights issue or otherwise; and/or make

or grant offers, agreements or options that might or

would require shares to be issued, including but not

limited to the creation and issue of (as well as

adjustments to) warrants, debentures or other

instruments convertible into shares; and/or issue

additional Instruments convertible into shares

arising from adjustments made to the number of

instruments at any time and upon such terms and

conditions and for such purposes and to such persons

as the Directors may, in their absolute discretion,

PROPOSAL #10: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

for the purposes of the Companies Act, Chapter 50 of

Singapore (the Companies Act) to purchase or

otherwise acquire issued shares in the capital of the

 Company (the Shares) not exceeding in aggregate the

maximum limit (10% of the total number of issued

shares as at the date of the passing of this

resolution), at such price(s) as may be determined by

 the Directors from time to time up to the maximum

price  in the case of market purchase , 105% of the

average closing price; in the case of an off-market

purchase, to an equal access scheme in accordance

with Section 76C of the Companies Act, 120% of the

average closing price), CONTD.

PROPOSAL #11: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

notwithstanding Rule 811 of the Listing Manual of the

 Singapore Exchange Securities Trading Limited (SGX-

ST), the Directors of the Company be and are hereby

authorized to issue shares and/or instruments other

than on a pro rata basis pursuant to the aforesaid

general mandate at a discount not exceeding 20% to

the weighted average price for trades done on the

SGX-ST for the full market day on which the placement

 or subscription agreement in relation to such shares

 and/or instruments is executed, provided that: in

exercising the authority conferred by this

resolution, CONTD.

PROPOSAL #12: Authorize the Directors of the Company         ISSUER            YES         AGAINST           AGAINST

pursuant to Section 161 of the Companies Act, Chapter

 50 of Singapore, to offer and grant options in

accordance with the Swiber Employee Share Option

Scheme (the Scheme) and to issue such shares as may

be required to be issued pursuant to the exercise of

the options granted under the Scheme provided always

that the aggregate number of shares to be issued

pursuant to the scheme shall not exceed 15% of the

total number of issued shares excluding treasury

shares of the Company from time to time

PROPOSAL #13: Authorize the Directors of the Company         ISSUER            YES         AGAINST           AGAINST

pursuant to Section 161 of the Companies Act, Chapter

 50 of Singapore, the Directors of the Company be and

 are hereby authorized to allot and issue from time

to time such shares in the capital of the Company as

may be required to be issued pursuant to the Swiber

Performance Share Plan provided always that the

aggregate number of shares to be issued pursuant to

the Swiber Performance Share Plan shall not exceed

15% of the total number of issued shares excluding

treasury shares of the Company from time to time

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SWISS PRIME SITE AG, OLTEN

  TICKER:                  N/A                 CUSIP:   H8403W107

  MEETING DATE:      10/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Information about the public exchange          ISSUER             NO              N/A                  N/A

offer by Swiss Prime Site AG for all registered

shares of Jelmoli Holding AG held by public share

PROPOSAL #2.: Approve to increase the share capital          ISSUER            YES             FOR                  FOR

for the purpose of carrying out the public exchange

offer

PROPOSAL #3.: Approve to increase the authorized                ISSUER            YES         AGAINST           AGAINST

share capital and extension of the period for the

execution of the authorized share capital increase

PROPOSAL #4.: Approve to increase the conditional              ISSUER            YES         AGAINST           AGAINST

share capital

PROPOSAL #5.: Elect 2 new Members to the Board of              ISSUER            YES         AGAINST           AGAINST

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SWISS PRIME SITE AG, OLTEN

  TICKER:                  N/A                 CUSIP:   H8403W107

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to accept the financial                       ISSUER            YES             FOR                  FOR

statements, the statutory reports and the Auditors'

reports

PROPOSAL #2: Grant discharge of the Board and the              ISSUER            YES             FOR                  FOR

Senior Management

PROPOSAL #3: Approve the appropriation of the balance        ISSUER            YES             FOR                  FOR

 profit

PROPOSAL #4.1.1: Re-elect Dr. Bernhard M. Hammer to          ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #4.1.2: Re-elect Mario F. Seris to Board of         ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4.2: Election of KPMG AG, ZURICH as the              ISSUER            YES             FOR                  FOR

Independent Financial Auditors

PROPOSAL #5: Approve the reduction of the share                 ISSUER            YES             FOR                  FOR

capital

PROPOSAL #6: Amend the Bylaws in connection with the         ISSUER            YES             FOR                  FOR

new book entry code

PROPOSAL #7: Miscellaneous                                                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SWISSQUOTE GROUP HOLDING SA, GLAND

  TICKER:                  N/A                 CUSIP:   H8403Y103

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve presentation of the business            ISSUER             NO              N/A                  N/A

report 2009 including annual financial statements and

 consolidated financial statements

PROPOSAL #2.: Approve reports of the Auditors and the        ISSUER            YES             FOR                  FOR

 group Auditor for the business year 2009

PROPOSAL #3.1: Approve the annual report, accounts            ISSUER            YES             FOR                  FOR

and the accounts of the group fro the business year

PROPOSAL #3.2: Approve to appropriate the balance              ISSUER            YES         AGAINST           AGAINST

profit

PROPOSAL #3.3: Grant discharge of the Board of                   ISSUER            YES             FOR                  FOR

Directors and the management

PROPOSAL #4.1.1: Re-election of Mario Fontana as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.1.2: Re-election of Paul E. Otth as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.1.3: Re-election of Markus Dennler as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.1.4: Re-election of Martin M. Naville as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #4.1.5: Re-election of Adrian Bult as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.2: Approve Independent financial Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #5.1: Approve the cancellation of the                   ISSUER            YES             FOR                  FOR

resolution in the Article 2 of the statutes

concercing the invertment in kind in line with the

establishment of the Company

PROPOSAL #5.2: Approve the introduction of a new                ISSUER            YES         AGAINST           AGAINST

Article 4 with shares capital

PROPOSAL #5.3: Approve modification of Articles 5 and        ISSUER            YES             FOR                  FOR

 6 about shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SXC HEALTH SOLUTIONS CORP

  TICKER:                  N/A                 CUSIP:   78505P100

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Terence C. Burke as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Election of William J. Davis as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of Phillip R. Reddon as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of Mark A. Thierer as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of Steven Cosler as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Election of Curtis J. Thorne as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of Anthony R. Masso as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Approve the SXC Health Solutions                     ISSUER            YES             FOR                  FOR

Corporation Incentive Plan

PROPOSAL #3: Appoint the Auditors and authorize the          ISSUER            YES             FOR                  FOR

Directors to fix the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SYDBANK A/S

  TICKER:                  N/A                 CUSIP:   K9419V113

  MEETING DATE:      3/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Board of Director's report         ISSUER            YES         ABSTAIN           AGAINST

on the Bank'S activities in 2009

PROPOSAL #2.: Adopt the audited annual report                      ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.: Approve the allocation of profit                   ISSUER            YES         ABSTAIN           AGAINST

according to the adopted annual report

PROPOSAL #4.: Election of the Members to the                       ISSUER            YES         ABSTAIN           AGAINST

Shareholder's Committee

PROPOSAL #5.: Appointment of the Auditor                              ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #6.: Amend the Article 3 1 ,  2  Article 6          ISSUER            YES         ABSTAIN           AGAINST

1 , Article 6  2 , Article 7  1 , Article 8  3 ,

Article 9  2  and Article 16  3   as specified  of

the Articles of Association

PROPOSAL #7.: Authorize the Board of Directors to              ISSUER            YES         ABSTAIN           AGAINST

allow the Bank to acquire own shares in the period

until the next AGM

PROPOSAL #8.: Approve the proposals submitted by the         ISSUER            YES         ABSTAIN           AGAINST

Board of Directors or shareholders

PROPOSAL #9.: Transact any other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SYMRISE AG, HOLZMINDEN

  TICKER:                  N/A                 CUSIP:   D827A1108

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements and group annual report as well as the

report by the Board of Managing Directors pursuant to

 Sections 289(4) and 315(4) of the German Commercial

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 119,281,760.91 as

follows: Payment of a dividend of EUR 0.50 per no-par

 share EUR 60,195,110.91 shall be carried forward Ex-

dividend and payable date: 12 MAY 2010

PROPOSAL #3.: Ratify the acts of the Board of                     ISSUER            YES             FOR                  FOR

Managing Directors

PROPOSAL #4.: Ratify of the acts of the Supervisory          ISSUER            YES             FOR                  FOR

Board

PROPOSAL #5.: Appointment of Auditors for the 2010 FY        ISSUER            YES             FOR                  FOR

 and for the interim financial statements: KPMG AG,

Hanover

PROPOSAL #6.: Election of Thomas Rabe to the                       ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #7.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association Section 15 shall be amended in respect of

 the shareholders' meeting being announced at least

30 days prior to the date of the meeting, Section 16

in respect of shareholders registering for

participation in the shareholders' meeting at least

six days prior to the meeting in written form in

either English or German Section 17, in respect of

the shareholders' voting rights being exercised by

proxies, those rights shall be proved in writing to

the Company, Section 19, further details shall be

appointed by the Board of Managing Directors

PROPOSAL #8.: Renewal of the authorization to acquire        ISSUER            YES             FOR                  FOR

 own shares the existing authorization to acquire own

 shares shall be revoked when the below authorization

 comes into effect the Company shall be authorized to

 acquire own shares of up to 10% of its share capital

 through the stock exchange, at a price not deviating

 more than 5 % from the market price of the shares,

or by way of a public repurchase offer to all

shareholders, at a price not deviating more than 10%

from the market price of the shares, on or before 10

MAY 2015, the Board of Managing Directors shall be

authorized, with the consent of the Supervisory

Board, to dispose of the shares in a manner other

than through the stock exchange or by way of a public

 offer to all shareholders against payment in cash if

 the shares are sold at a price not materially below

their market price, to use the shares for acquisition

 purposes, and to retire the shares

PROPOSAL #9.: Resolution on the revocation of the              ISSUER            YES             FOR                  FOR

existing authorized capital, the creation of new

authorized capital and amendment to the Articles of

Association, the existing authorized capital shall be

 revoked, the Board of Managing Directors shall be

authorized, with the consent of the Supervisory

Board, to increase the share capital by up to EUR

59,000,000 through the issue of new bearer no-par

shares against contributions in cash and/or kind, for

 a period of five years, on or before 10 MAY 2015,

Shareholders' subscription rights may be excluded for

 a capital increase against cash payment of up to 10%

 of the share capital if the shares are issued at a

price not materially below the market price of

identical shares, for the issue of employee shares,

for a capital increase against payment in kind, and

for residual amounts

PROPOSAL #10.: Approval of the remuneration system            ISSUER            YES             FOR                  FOR

for members of the Board of Managing Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SYNCMOLD ENTERPRISE CORP

  TICKER:                  N/A                 CUSIP:   Y8320D100

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: To report the 2009 business reports             ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: To report the Supervisor's review                ISSUER             NO              N/A                  N/A

report on 2009 financial statements

PROPOSAL #1.3: To report on status of investments in         ISSUER             NO              N/A                  N/A

Mainland China

PROPOSAL #1.4: To report loaning of Company funds               ISSUER             NO              N/A                  N/A

PROPOSAL #1.5: To report on status of endorsement              ISSUER             NO              N/A                  N/A

guarantee

PROPOSAL #2.1: Adopt the 2009 financial report                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Adopt the proposal for distribution of        ISSUER            YES             FOR                  FOR

 2009 profits (cash dividend TWD 4.5 per share)

PROPOSAL #3.1: Amend the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Amend the operational procedures for          ISSUER            YES             FOR                  FOR

acquisition and disposal of assets

PROPOSAL #3.3: Amend the operational procedures for          ISSUER            YES             FOR                  FOR

loaning of Company funds

PROPOSAL #3.4: Amend the operational procedures for          ISSUER            YES             FOR                  FOR

endorsements and guarantees

PROPOSAL #4: Extemporary motions                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SYNDICATE BANK LTD

  TICKER:                  N/A                 CUSIP:   Y8345G112

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the balance sheet of the Bank as          ISSUER            YES             FOR                  FOR

at 31 MAR 2010 and the profit & loss account of the

Bank for the YE on that date, the report of the Board

 of Directors on the working and activities of the

Bank for the period covered by the accounts and the

Auditors' report on the balance sheet and accounts

PROPOSAL #2: Declare dividend for the FY 2009-10                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SYNEAR FOOD HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G8648Q106

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Directors' report         ISSUER            YES             FOR                  FOR

and the audited financial statements of the Company

for the FYE 31 DEC 2009 together with the Independent

 Auditors' report thereon

PROPOSAL #2.a: Re-elect Ms. Cai Hong as a Director,          ISSUER            YES         AGAINST           AGAINST

retiring pursuant to Bye-Law 86 1  of the Company's

Bye Laws

PROPOSAL #2.b: Re-elect Mr. Chan Yin David as a                 ISSUER            YES             FOR                  FOR

Director, retiring pursuant to Bye-Law 86 1 of the

Company's Bye-Laws

PROPOSAL #3: Approve the payment of the Directors'            ISSUER            YES             FOR                  FOR

fees of SGD 210,000 for the FYE 31 DEC 2010, to be

paid quarterly in arrears at SGD 52,500 per quarter

PROPOSAL #4: Re-appoint Messrs. Grant Thornton,                 ISSUER            YES         AGAINST           AGAINST

Certified Public Accountants, Hong Kong as the

Company's Auditors and authorize the Directors to fix

 their remuneration

PROPOSAL #5: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

pursuant to Rule 806 of the Listing Manual of the

Singapore Exchange Securities Trading Limited (SGX-

ST) and notwithstanding the provisions of the

Company's Bye- Laws, to: i) issue shares in the

capital of the Company (the Shares) (whether by way

of rights, bonus or otherwise); and/or ii) make or

grant offers, agreements or options that may or would

 require Shares to be issued, including but not

limited to the creation and issue of (as well as

adjustments to) warrants, debentures or other

instruments convertible into Shares (collectively,

the Instruments), (notwithstanding that the authority

 conferred by paragraph 1 of this resolution may have

 ceased to be in force) CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SYNTHOS S.A., OSWIECIM

  TICKER:                  N/A                 CUSIP:   X9803F100

  MEETING DATE:      2/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Elect the Chairman                                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the statement of the meeting's          ISSUER            YES             FOR                  FOR

legal validity

PROPOSAL #4: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #5.A: Approve the changes in Company's                 ISSUER            YES             FOR                  FOR

Statute

PROPOSAL #5.B: Appoint a new Member of the                          ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #6: Closing the meeting                                            ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SYNTHOS S.A., OSWIECIM

  TICKER:                  N/A                 CUSIP:   X9803F100

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the statement of meeting's legal        ISSUER            YES             FOR                  FOR

 validity and its ability to adopt resolutions

PROPOSAL #3: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the presentation of the                       ISSUER            YES             FOR                  FOR

Supervisory Board report on opinion of Management

Board's report from the Company's activity in 2009,

financial report for 2009 and report on Capital Group

 Synthos activity in 2009 and consolidated financial

report of Capital Group for 2009

PROPOSAL #5.A: Approve the management Board's report         ISSUER            YES             FOR                  FOR

on Company's activity in 2009

PROPOSAL #5.B: Approve the financial report for 2009         ISSUER            YES             FOR                  FOR

PROPOSAL #5.C: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

report of Capital Group for 2009 and report on

Capital Group's activity in 2009

PROPOSAL #5.D: Approve the distribution of net profit        ISSUER            YES             FOR                  FOR

 for 2009

PROPOSAL #5.E: Approve the acceptance of fulfillment         ISSUER            YES             FOR                  FOR

of duties in 2009 for the Members of Management Board

PROPOSAL #5.F: Approve the acceptance of fulfillment         ISSUER            YES             FOR                  FOR

of duties in 2009 for the Members of Supervisory Board

PROPOSAL #6: Closing the meeting                                            ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SYSTEX CORP

  TICKER:                  N/A                 CUSIP:   Y8345P104

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2009 business operations        ISSUER             NO              N/A                  N/A

 and financial statements

PROPOSAL #A.2: To report the 2009 audited reports               ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: To report the status of buyback                   ISSUER             NO              N/A                  N/A

treasury stock

PROPOSAL #A.4: To report the status of joint-venture         ISSUER             NO              N/A                  N/A

in people's republic of China

PROPOSAL #A.5: To report the status of endorsement            ISSUER             NO              N/A                  N/A

and guarantee

PROPOSAL #B.1: Receive the 2009 financial statements         ISSUER            YES             FOR                  FOR

and the consolidated financial statements of the

company

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of asset acquisition or disposal

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B71.1: Election of T.J.Huang,  Shareholder         ISSUER            YES             FOR                  FOR

No.: 834  as a Director

PROPOSAL #B71.2: Election of Frank Lin  Shareholder          ISSUER            YES             FOR                  FOR

No.: 1043  as a Director

PROPOSAL #B71.3: Election of Dy Cheng  Shareholder            ISSUER            YES             FOR                  FOR

No.: 951  as a Director

PROPOSAL #B71.4: Election of David Lu  Shareholder            ISSUER            YES             FOR                  FOR

No.: 3  as a Director

PROPOSAL #B71.5: Election of Henry Shaw  Shareholder         ISSUER            YES             FOR                  FOR

No.: 1656  as a Director

PROPOSAL #B71.6: Election of Chin Ho Hsieh                         ISSUER            YES             FOR                  FOR

Shareholder No.: 101474  as a Director

PROPOSAL #B71.7: Election of Yh Huang  Shareholder            ISSUER            YES             FOR                  FOR

No.: 583  as a Director

PROPOSAL #B71.8: Election of Jimmy Lin  Shareholder          ISSUER            YES             FOR                  FOR

No.: 583  as a Director

PROPOSAL #B71.9: Election of Bernice Huang                         ISSUER            YES             FOR                  FOR

Shareholder No.: 583  as a Director

PROPOSAL #B7110: Election of Bertina Huang                         ISSUER            YES             FOR                  FOR

Shareholder No.: 583  as a Director

PROPOSAL #B72.1: Election of Victor Ku as a                        ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #B72.2: Election of Jack Huang as a                       ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #B72.3: Election of Hy Cheng as a                          ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #B.8: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on directors from participation in

competitive business

PROPOSAL #B.9: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  T. SISE VE CAM FABRIKALARI A.S.

  TICKER:                  N/A                 CUSIP:   M9013U105

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to form the Presidency of Board         ISSUER             NO              N/A                  N/A

and authorize the Board Members to sign the minutes

of the meeting

PROPOSAL #2: Receive the reports of Board Members,            ISSUER             NO              N/A                  N/A

the Auditors and the Independent Audit Firm

PROPOSAL #3: Approve the income statement                             ISSUER             NO              N/A                  N/A

PROPOSAL #4: Approve the determination on dividend            ISSUER             NO              N/A                  N/A

distribution

PROPOSAL #5: Approve to release the Board Members and        ISSUER             NO              N/A                  N/A

 the Auditors

PROPOSAL #6: Election of the Board Members                           ISSUER             NO              N/A                  N/A

PROPOSAL #7: Election of the Auditors                                    ISSUER             NO              N/A                  N/A

PROPOSAL #8: Approve to permit the Board Members as          ISSUER             NO              N/A                  N/A

per items 334 and 335 of tcc

PROPOSAL #9: Approve the determination on wages of            ISSUER             NO              N/A                  N/A

Board Members

PROPOSAL #10: Approve the determination on wages of          ISSUER             NO              N/A                  N/A

Auditors

PROPOSAL #11: Approve to inform about donations                  ISSUER             NO              N/A                  N/A

PROPOSAL #12: Approve the determination on amendment         ISSUER             NO              N/A                  N/A

of related items of Articles of Association

PROPOSAL #13: Approve the informing about pledges,            ISSUER             NO              N/A                  N/A

pawns, collaterals and mortgages given to third

PROPOSAL #14: Approve the determination on                          ISSUER             NO              N/A                  N/A

Independent Audit Firm

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  T.HASEGAWA CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J83238105

  MEETING DATE:      12/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                     ISSUER            YES             FOR                  FOR

Revisions Related to Dematerialization of Shares and

the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  T.JOIN TRANSPORTATION CO LTD

  TICKER:                  N/A                 CUSIP:   Y8488H109

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #1.3: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #1.4: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #1.5: The status of Joint-venture in                     ISSUER             NO              N/A                  N/A

Mainland China

PROPOSAL #2.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #2.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.53 per share

PROPOSAL #2.3: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #2.4: Approve the status of Joint-venture in        ISSUER            YES             FOR                  FOR

 Mainland China

PROPOSAL #3.1: Election of DA JI International                   ISSUER            YES             FOR                  FOR

Limited/ Mr. MA Wing Kai, William [ID/Shareholder No.

 145915] as a Director

PROPOSAL #3.2: Election of DA JI International                   ISSUER            YES             FOR                  FOR

Limited/Richard Shen [ID/Shareholder No. 145915] as a

 Director

PROPOSAL #3.3: Election of DA JI International                   ISSUER            YES             FOR                  FOR

Limited/Pual CC Hu [ID/Shareholder No. 145915] as a

Director

PROPOSAL #3.4: Election of DA JI International                   ISSUER            YES             FOR                  FOR

Limited/Edwardo Erni [ID/Shareholder No. 145915] as a

 Director

PROPOSAL #3.5: Election of Chen Rong Chuan                          ISSUER            YES             FOR                  FOR

[ID/Shareholder No. J100273959] as a Director

PROPOSAL #3.6: Election of Chen Jo Nan                                 ISSUER            YES             FOR                  FOR

[ID/Shareholder No. S200069132] as a Director

PROPOSAL #3.7: Election of Terry TT Chen                              ISSUER            YES             FOR                  FOR

[ID/Shareholder No. 4] as a Director

PROPOSAL #3.8: Election of Jet Express Co.,                        ISSUER            YES             FOR                  FOR

Ltd./Wendy Hsieh [ID/Shareholder No. 109556] as a

PROPOSAL #3.9: Election of Jeffrey Hung                               ISSUER            YES             FOR                  FOR

[ID/Shareholder No. H01700361] as a Supervisor

PROPOSAL #4: Approve to release the prohibition on            ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #5: Other issues and extraordinary motions           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  T.K. CORP, SEOUL

  TICKER:                  N/A                 CUSIP:   Y8363M108

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Financial Statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to                     ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Election the Sung Duk Yoon as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TA CHEN STAINLESS PIPE CO LTD

  TICKER:                  N/A                 CUSIP:   Y8358R104

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: 2009 business report and financial              ISSUER             NO              N/A                  N/A

statements

PROPOSAL #1.2: Supervisor's review report on 2009              ISSUER             NO              N/A                  N/A

financial statements

PROPOSAL #1.3: Report investment indirectly in                   ISSUER             NO              N/A                  N/A

mainland China

PROPOSAL #1.4: Report the status of endorsements and         ISSUER             NO              N/A                  N/A

guarantees and loaning of Company funds

PROPOSAL #1.5: Report the execution status of a cash         ISSUER             NO              N/A                  N/A

of faring by private placement last time

PROPOSAL #2.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Approve the distribution of 2009                 ISSUER            YES             FOR                  FOR

profits: proposed cash dividend: TWD 0.31 per share

PROPOSAL #2.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from capital reserves; proposed Bonus issue: 100 per

1,000 shares held

PROPOSAL #2.4: Amend the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of asset acquisition or disposal

PROPOSAL #2.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee of its Company and

subsidiary

PROPOSAL #2.7: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of Monetary Loans of its Company and subsidiary

PROPOSAL #2.8: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of asset acquisition or disposal and trading

derivatives of subsidiary

PROPOSAL #2.9: Approve the issuance of new shares via        ISSUER            YES             FOR                  FOR

 private placement

PROPOSAL #2.10: Other issues                                                   ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.11: Extraordinary motions                                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TA CHONG BANK

  TICKER:                  N/A                 CUSIP:   Y83595101

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The establishment for the rules of the        ISSUER             NO              N/A                  N/A

 board meeting

PROPOSAL #A.4: The status of private placement                    ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the revision to the rules of          ISSUER            YES             FOR                  FOR

shareholder meeting

PROPOSAL #B.2: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.3: Approve the distribution of profits or        ISSUER            YES             FOR                  FOR

 offsetting deficit of year 2009

PROPOSAL #B.4: Approve the proposal of capital                   ISSUER            YES             FOR                  FOR

reduction to offset deficit

PROPOSAL #B.5: Approve the proposal of capital                   ISSUER            YES         AGAINST           AGAINST

injection by issuing new shares or to participate the

 global depositary receipt (GDR) issuance

PROPOSAL #B.6: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B71.1: Election of He Lian Investment Co.,         ISSUER            YES             FOR                  FOR

Ltd./Shareholder No.1, Representative: Chen Chien-

Ping as a Director

PROPOSAL #B71.2: Election of Zhong Xi Co.,                          ISSUER            YES             FOR                  FOR

Ltd./Shareholder No.164252, Representative: Zeluck

Gregory M. as a Director

PROPOSAL #B71.3: Election of Ching Yuan Investment            ISSUER            YES             FOR                  FOR

Co., Ltd./Shareholder No.27189, Representative: Chen

Huang Shu-Hui as a Director

PROPOSAL #B71.4: Election of Zhong Xi Co.,                          ISSUER            YES             FOR                  FOR

Ltd./Shareholder No.164252, Representative: Ying Alex

 S. as a Director

PROPOSAL #B71.5: Election of Zhong Xi Co.,                          ISSUER            YES             FOR                  FOR

Ltd./Shareholder No.164252, Representative: Kaul

Sunil as a Director

PROPOSAL #B71.6: Election of Hong Guang Investment            ISSUER            YES             FOR                  FOR

Co., Ltd./Shareholder No. 73100, Representative: Ko

Sheng-Feng as a Director

PROPOSAL #B71.7: Election of Zhong Xi Co., Ltd./                ISSUER            YES             FOR                  FOR

/Shareholder no.164252, Representative:  Koh Edmund

as a Director

PROPOSAL #B71.8: Election of Zhong Xi Co., Ltd.                 ISSUER            YES             FOR                  FOR

/Shareholder No.164252, Representative: Lin Hsiao-

Chin as a Director

PROPOSAL #B71.9: Election of Kwang Yang Motor Co.,            ISSUER            YES             FOR                  FOR

Ltd./Shareholder No.24127, Representative: Ko Kuang -

 Feng as a Director

PROPOSAL #B72.1: Election of Lin Chi-Yuan, Id No.              ISSUER            YES             FOR                  FOR

C100768519 as an Independent Director

PROPOSAL #B72.2: Election of Tung Joseph, Id No.                ISSUER            YES             FOR                  FOR

A120628989 as an Independent Director

PROPOSAL #B72.3: Election of Kung Ming-Hsin, Id No.          ISSUER            YES             FOR                  FOR

A123440192 as an Independent Director

PROPOSAL #B72.4: Election of Fan Joseph, Id No.                 ISSUER            YES             FOR                  FOR

F120997117 as an Independent Director

PROPOSAL #B73.1: Election of Xiong He                                   ISSUER            YES             FOR                  FOR

Co.,Ltd./Shareholder No. 164254, Representative: Ho

Sue as a Supervisor

PROPOSAL #B73.2: Election of Qin Yu Investment                   ISSUER            YES             FOR                  FOR

Co.,Ltd./Shareholder No. 76147, Representative: Lee

Thomas as a Supervisor

PROPOSAL #B.8: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TACHI-S CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J78916103

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Corporate Auditors

PROPOSAL #6: Approve Payment of Accrued Benefits                ISSUER            YES         AGAINST           AGAINST

associated with Abolition of Retirement Benefit

System for Current Directors and Corporate Auditors

PROPOSAL #7: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Directors and Corporate Auditors

PROPOSAL #8: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TADANO LTD.

  TICKER:                  N/A                 CUSIP:   J79002101

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAE KWANG INDUSTRIAL CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y8363Z109

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the balance sheet, income                 ISSUER            YES             FOR                  FOR

statement and statement of appropriation of retained

earnings for FYE DEC 2009

PROPOSAL #2.: Approve the revision to the Articles of        ISSUER            YES         AGAINST           AGAINST

 Incorporation

PROPOSAL #3.: Appointment of 1 Standing and 2                     ISSUER            YES         AGAINST           AGAINST

External Directors

PROPOSAL #4.1: Election of JIN-KOO BAE as an Auditor         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.2: PLEASE NOTE THAT THIS IS A                            ISSUER            YES             FOR               AGAINST

SHAREHOLDER'S PROPOSAL : Election of JIN-HYUN KIM as

an Auditor

PROPOSAL #5.: Approve the Director remuneration limit        ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Approve the Auditor's remuneration limit      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAEWOONG CO LTD

  TICKER:                  N/A                 CUSIP:   Y8365T101

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.: Approve the partial Amendment to the            ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #4.: Approval the limit of remuneration for         ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAEYOUNG ENGINEERING & CONSTRUCTION, KOYANG

  TICKER:                  N/A                 CUSIP:   Y8366E103

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 37th b/s, i/s and the                   ISSUER            YES             FOR                  FOR

proposed disposition of retained earning

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Directors: Jongyoung Park,          ISSUER            YES             FOR                  FOR

Oikon Kim  External : Naesung Kim

PROPOSAL #4: Approve the remuneration limit of the            ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #5: Approve the remuneration limit of the            ISSUER            YES             FOR                  FOR

Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAI CHEUNG HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G8659B105

  MEETING DATE:      9/1/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                        ISSUER            YES             FOR                  FOR

statements and the reports of the Directors and

Auditor for the YE 31 MAR 2009

PROPOSAL #2.: Declare a final dividend                                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.A: Re-elect Mr. Karl Chi Leung Kwok as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.B: Re-elect Mr. Man Sing Kwong as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.C: Approve to fix the Directors' fees               ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-appoint Messrs.                                            ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditor of the Company

at a fee to be agreed by the Directors

PROPOSAL #5.: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

during the relevant period to repurchase shares of

HKD 0.10 each in the capital of the Company on The

Stock Exchange of Hong Kong Limited [''Stock

Exchange''] or on any other stock exchange on which

the securities of the Company may be listed and

recognized by the Securities and Futures Commission

of Hong Kong and the Stock Exchange for this purpose,

 subject to and in accordance with all applicable

laws and the requirements of the Rules Governing the

Listing of Securities on the Stock Exchange or of any

 other stock exchange as amended from time to time,

not exceeding 10% of the aggregate nominal amount of

the issued share capital of the Company as at the

date of the passing of this Resolution, and the said

approval shall be limited accordingly; [Authority

expires the earlier of the conclusion of the next AGM

 of the Company or the expiration of the period

within which the next AGM of the Company is required

by Bye-Laws of the Company or any applicable law to

PROPOSAL #6.: Authorize the Directors of the Company         ISSUER            YES         AGAINST           AGAINST

to allot, issue and deal with any unissued shares in

the capital of the Company and to make or grant

offers, agreements and options [including bonds,

warrants and debentures, notes and any securities

which carry rights to subscribe for or are

convertible into shares of the Company] during and

after the relevant period, not exceeding 20% of the

aggregate nominal amount of share capital of the

Company as at the date of the passing of this

resolution, and the said approval shall be limited

accordingly, otherwise than pursuant to: i] a Rights

Issue; ii] an issue of shares as scrip dividends in

accordance with the Bye-Laws of the Company from time

 to time; or iii] an issue of shares upon the

exercise of rights of subscription or conversion

under the terms of any bonds, warrants, debenture,

notes and any securities which carry rights to

subscribe for or are convertible into shares of the

Company; or iv] an issue of shares under any option

scheme or similar arrangement for the time being

adopted for the grant or issue to the grantees as

specified in such Scheme or Similar Arrangement of

shares or rights to acquire shares of the Company;

[Authority expires the earlier of the conclusion of

the next AGM of the Company or the expiration of the

period with in which the next AGM of the Company

required by Bye-Laws of the Company or any applicable

PROPOSAL #7.: Authorize the Directors, subject to the        ISSUER            YES         AGAINST           AGAINST

 passing of Ordinary Resolutions Nos. 5 and 6 to

allot, issue and deal with any unissued shares and to

 make or grant offers, agreements and options which

might require the exercise of such powers pursuant to

 Ordinary Resolution No.6 by the addition thereto of

an amount representing the aggregate nominal amount

of shares in the capital of the Company repurchased

by the Company under the authority granted pursuant

to Ordinary Resolution No. 5, provided that such

amount of shares shall not exceed 10% of the

aggregate nominal amount of the issued share capital

of the Company as at the date of the passing of the

said resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAICHUNG COMMERCIAL BANK

  TICKER:                  N/A                 CUSIP:   Y8371H109

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The status of the 2009 financial bonds        ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The publication of local regulations           ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution           ISSUER            YES             FOR                  FOR

PROPOSAL #B.3: Amend the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #B.4.1: Election of Jyun Sen Li: ID No.:              ISSUER            YES             FOR                  FOR

F101208060 as an Independent Director

PROPOSAL #B.4.2: Election of Jhen Le Lion: ID No.:            ISSUER            YES             FOR                  FOR

N102757406 as an Independent Director

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIHAN ELECTRIC WIRE CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y8373R105

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend the Articles of Incorporation               ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Elect Yoon Seok Seol as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Elect Jung Wan Lee as an External                 ISSUER            YES             FOR                  FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIHAN ELECTRIC WIRE CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y8373R105

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 55th income statement,                 ISSUER            YES             FOR                  FOR

balance sheet, proposed disposition of retained

PROPOSAL #2: Approve the partial amendment to the             ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Election of the Director                                    ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of the Outside Director                      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Election of the Audit Committee Member           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Approve the remuneration limit for the          ISSUER            YES             FOR                  FOR

Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIHEI DENGYO KAISHA,LTD.

  TICKER:                  N/A                 CUSIP:   J79088100

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIKISHA LTD.

  TICKER:                  N/A                 CUSIP:   J79389102

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Extension of Anti-Takeover                 ISSUER            YES         AGAINST           AGAINST

Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIKO PHARMACEUTICAL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J7955H102

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Allow Company to                ISSUER            YES         AGAINST           AGAINST

Repurchase its Own Shares, Adopt Reduction of

Liability System for Outside Auditors

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve Retirement Allowance for                     ISSUER            YES             FOR                  FOR

Retiring Directors and Corporate Auditors, and

Payment of Accrued Benefits associated with Abolition

 of Retirement Benefit System for Current Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAINAN SPINNING CO LTD

  TICKER:                  N/A                 CUSIP:   Y83790108

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 Audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of monetary loans                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports,              ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.4per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of incorporation

PROPOSAL #B.4: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings; Proposed stock dividend: 20

for 1,000 shares held

PROPOSAL #B.5: Election of the Directors and                       ISSUER            YES         AGAINST           AGAINST

Supervisors

PROPOSAL #B.6: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIWAN CONGENERATION CO LTD

  TICKER:                  N/A                 CUSIP:   Y84162109

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings, proposed stock dividend: 40

for 1,000 shares held

PROPOSAL #B.4: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIWAN FIRE & MARINE INSURANCE CO LTD

  TICKER:                  N/A                 CUSIP:   Y8417C106

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations and 2010         ISSUER             NO              N/A                  N/A

business plans

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The establishment for the rules of the        ISSUER             NO              N/A                  N/A

 Board meeting

PROPOSAL #B.1: Approve the 2009 business reports                ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.3: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1 per share; proposed

stock dividend: 160 shares for 1,000 shares held

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

asset acquisition or disposal

PROPOSAL #B.6: Other issues                                                     ISSUER            YES         AGAINST           AGAINST

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIWAN HON CHUAN ENTERPRISE CO LTD

  TICKER:                  N/A                 CUSIP:   Y8421M108

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the 2009 business operations           ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: Receive the 2009 audited reports                  ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Receive the report on the status of            ISSUER             NO              N/A                  N/A

endorsement and guarantee

PROPOSAL #A.4: Receive the report on the status of            ISSUER             NO              N/A                  N/A

monetary loans

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

as follows: proposed cash dividend: TWD 2.5 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings as follows: proposed stock

dividend: 20 for 1,000 shares held

PROPOSAL #B.4: Amend the procedures of endorsement            ISSUER            YES             FOR                  FOR

and guarantee

PROPOSAL #B.5: Amend the procedures of monetary loans        ISSUER            YES             FOR                  FOR

PROPOSAL #B.6: Approve the capital injection by                 ISSUER            YES             FOR                  FOR

issuing new shares or global depositary receipts

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIWAN LIFE INSURANCE CO LTD

  TICKER:                  N/A                 CUSIP:   Y8426J100

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business reports                              ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports reviewed by          ISSUER             NO              N/A                  N/A

Supervisors

PROPOSAL #A.3: The 2009 status of assets impairment           ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of local convertible bonds         ISSUER             NO              N/A                  N/A

via private placement

PROPOSAL #A.5: The revision to the procedures of                ISSUER             NO              N/A                  N/A

project management, public and social welfare

investment

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution           ISSUER            YES             FOR                  FOR

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIWAN MASK CORP

  TICKER:                  N/A                 CUSIP:   Y8429S107

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2009 business operations        ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

 proposed cash dividend of TWD 0.28 per share

PROPOSAL #B.3: Approve the capital reduction by cash         ISSUER            YES             FOR                  FOR

return

PROPOSAL #B.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.6: Extraordinary Motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIWAN NAVIGATION CO LTD

  TICKER:                  N/A                 CUSIP:   Y84319105

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports,              ISSUER            YES             FOR                  FOR

financial statements and audited reports

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2.2 per share

PROPOSAL #B.3: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.5: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIWAN PAIHO CO LTD

  TICKER:                  N/A                 CUSIP:   Y8431R105

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2009 business operations        ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: To report the 2009 audited reports               ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: To report the status of endorsement            ISSUER             NO              N/A                  N/A

and guarantee

PROPOSAL #A.4: To report the status of monetary loans        ISSUER             NO              N/A                  N/A

PROPOSAL #A.5: The status of investment in People's          ISSUER             NO              N/A                  N/A

Republic of China

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution:         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.5 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings: proposed stock dividend: 50

for 1,000 shares held

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve the proposal of Paiho Shih              ISSUER            YES             FOR                  FOR

Holdings Corp (Cayman) 100% held by Taiwan Paiho to

be listed in Taiwan Stock Exchange (TSE)

PROPOSAL #B.6: Approve the proposal of equities                 ISSUER            YES             FOR                  FOR

Scatteration of Paiho Shih Holdings Corp (Cayman)

100% held by Taiwan Paiho

PROPOSAL #B.7: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.8: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.9: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIWAN SEMICONDUCTOR CO LTD

  TICKER:                  N/A                 CUSIP:   Y84623100

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations and the          ISSUER             NO              N/A                  N/A

2010 business plans

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement, guarantee,         ISSUER             NO              N/A                  N/A

monetary loans, asset acquisition or disposal and

trading derivatives

PROPOSAL #A.4: The status of local unsecured                       ISSUER             NO              N/A                  N/A

convertible bonds

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend:  TWD 0.4 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

asset acquisition or disposal

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.7: Election of the Directors and                       ISSUER            YES             FOR                  FOR

Supervisors

PROPOSAL #B.8: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.9: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIWAN STYRENE MONOMER CORP

  TICKER:                  N/A                 CUSIP:   Y84630105

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.6 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the issuance of new shares via        ISSUER            YES             FOR                  FOR

 private placement

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of Asset Acquisition or disposal

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.7: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B81.1: Election of Cheng-Yuan Liu,                       ISSUER            YES             FOR                  FOR

F103792681 as a Director

PROPOSAL #B81.2: Election of Why-En Investment Corp./        ISSUER            YES             FOR                  FOR

 Chung-Yuan Yu, ID / shareholder NO. 158655 as a

Director

PROPOSAL #B81.3: Election of Grand Capital Investment        ISSUER            YES             FOR                  FOR

 Corp/ S.J.WANG, ID / shareholder NO. 68342 as a

Director

PROPOSAL #B81.4: Election of Grand Capital Investment        ISSUER            YES             FOR                  FOR

 Fund/ K.T.WANG, ID / shareholder NO. 68343 as a

Director

PROPOSAL #B81.5: Election of Wonderland Enterprise            ISSUER            YES             FOR                  FOR

Co., Ltd./ Jia-Pyng Su, ID / shareholder NO.1007514

as a Director

PROPOSAL #B81.6: Election of Chih-Sheng Chiao, ID /          ISSUER            YES             FOR                  FOR

shareholder NO.5029 as a Director

PROPOSAL #B81.7: Election of Y.S.LIN, ID /                          ISSUER            YES             FOR                  FOR

shareholder NO.99000004 as a Director

PROPOSAL #B81.8: Election of C.P.YUAN, ID /                        ISSUER            YES             FOR                  FOR

shareholder NO. A103095495 as a Director

PROPOSAL #B81.9: Election of Kuo-Wei Huang, ID /                ISSUER            YES             FOR                  FOR

shareholder NO. K120078602 as a Director

PROPOSAL #B82.1: Election of Wen-Tung Hsu, ID /                 ISSUER            YES             FOR                  FOR

shareholder NO. 150483 as a Supervisor

PROPOSAL #B82.2: Election of Nai-Hsiang Wu, ID /                ISSUER            YES             FOR                  FOR

shareholder NO.E101154226 as a Supervisor

PROPOSAL #B82.3: Election of Yun-Jia Shih, ID /                 ISSUER            YES             FOR                  FOR

shareholder NO. 13744 as a Supervisor

PROPOSAL #B.9: Other issues and Extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIWAN TEA CORP

  TICKER:                  N/A                 CUSIP:   Y84720104

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations and                 ISSUER             NO              N/A                  N/A

financial statements

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The establishment for the rules of the        ISSUER             NO              N/A                  N/A

 board meeting

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit                                 ISSUER            YES             FOR                  FOR

distribution;proposed cash dividend:  TWD 0.12 per

share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the issuance of new shares via        ISSUER            YES             FOR                  FOR

 private placement

PROPOSAL #B.5: Approve the establishment for the                ISSUER            YES             FOR                  FOR

rules of Supervisors authority

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAIYO INK MFG.CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J80013105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Transfer of Operations to a               ISSUER            YES             FOR                  FOR

Wholly-Owned Subsidiary, i.e. Nippon Taiyo Co., Ltd.

and Create a Holding Company Structure

PROPOSAL #5: Amend Articles to: Change Official                 ISSUER            YES             FOR                  FOR

Company Name to TAIYO HOLDINGS CO., LTD., Expand

Business Lines

PROPOSAL #6: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Directors

PROPOSAL #7: Approve Retirement Allowance for                     ISSUER            YES         AGAINST           AGAINST

Retiring Directors, and Payment of Accrued Benefits

associated with Abolition of Retirement Benefit

System for Current Directors and Corporate Auditors

PROPOSAL #8: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAKAOKA ELECTRIC MFG.CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J80550106

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Director                                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAKARA STANDARD CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J80851116

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAKASAGO THERMAL ENGINEERING CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J81023111

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Directors, and Special Payment for

Deceased Chairperson

PROPOSAL #7: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAKIHYO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J81432106

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Director                                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAKKT AG, STUTTGART

  TICKER:                  N/A                 CUSIP:   D82824109

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements and group annual report as well as the

report by the Board of Managing Directors pursuant to

 Sect ions 289[4] and 315[4] of the German Commercial

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 42,397,787.76 as follows:

 Payment of a dividend of EUR 0.32 per share EUR

21,402,481.84 shall be carried forward Ex-dividend

and payable date: 05 MAY 2010

PROPOSAL #3.: Ratification of the acts of the Board o        ISSUER            YES             FOR                  FOR

 f Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: Ebner Stolz Moenning Bachem GmbH & Co. KG,

PROPOSAL #6.: Approval of the remuneration system for        ISSUER            YES         AGAINST           AGAINST

 members of the Board of Managing Directors

PROPOSAL #7.: Elections to the Supervisory Board a]          ISSUER            YES             FOR                  FOR

Juer gen Klugeb] Stefan Meister

PROPOSAL #8.: Authorization to acquire own shares,            ISSUER            YES         AGAINST           AGAINST

the Company shall be authorized to acquire own shares

 of up to 10% o f its share capital, at a price not

differing more than 20% fro m the market price, on or

 before 03 MAY 2015, the Board of Managing Directors

shall be authorized to retire the shares, to dispose

of the shares in a manner other than the stock

exchange or an offer to all shareholders if the

shares are sold at a price not materially below their

 market price, and to use the shares in connection

with mergers and acquisitions

PROPOSAL #9.: Approval of the adjustment of the                 ISSUER            YES             FOR                  FOR
profit transfer agreements with the Company's

subsidiaries Kaiser & Kraf t Europa GmbH and Topdeq

Service GmbH, in connection with the Act on the

Modernisation of Accounting Law [BilMoG]

PROPOSAL #10.: Amendments to the Articles of                       ISSUER            YES             FOR                  FOR

Association in connection with the Shareholder Rights

 Directive Implementation Law [ARUG] Section 3, in

respect of the Company's announcements being

published in the electronic Federal Gazette Section

11, in respect of the shareholders meeting being held

 at the Company's seat or the domicile of a German

stock exchange, being convened at leas t 30 days

prior to the date of the meeting, and being

transmitted audiovisually

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TALVIVAARA MINING COMPANY PLC, SOTKAMO

  TICKER:                  N/A                 CUSIP:   X8936Y101

  MEETING DATE:      7/6/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the issue of up to 22,280,000          ISSUER             NO              N/A                  N/A

new shares for consideration where the shares are

offered, in deviation from the shareholders' pre-

emptive subscription rights, for subscription to

investors produced by Merrill Lynch International and

 Liberum Capital Limited or to Merrill Lynch

International for a subscription price of GBP 3.20

[EUR 3.70] per share

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TALVIVAARA MINING COMPANY PLC, SOTKAMO

  TICKER:                  N/A                 CUSIP:   X8936Y101

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting and election of          ISSUER             NO              N/A                  N/A

the Chairman

PROPOSAL #2: Calling the meeting to order                             ISSUER             NO              N/A                  N/A

PROPOSAL #3: Election of the scrutinizers of the                ISSUER             NO              N/A                  N/A

minutes and the Supervisors for counting the votes

PROPOSAL #4: Legality of the meeting                                     ISSUER             NO              N/A                  N/A

PROPOSAL #5: Recording the attendance at the AGM and         ISSUER             NO              N/A                  N/A

adoption of the list of votes

PROPOSAL #6: Presentation of the annual accounts, the        ISSUER             NO              N/A                  N/A

 report of the Board of Directors and the Auditor's

report for the year 2009

PROPOSAL #7: Adopt the accounts                                              ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve the actions on the profit or              ISSUER            YES             FOR                  FOR

loss; Board's proposal not to pay dividend

PROPOSAL #9: Grant discharge from liability                         ISSUER            YES             FOR                  FOR

PROPOSAL #10.: Approve the remuneration of Board                ISSUER            YES             FOR                  FOR

Members

PROPOSAL #11: Approve to set number of Board Members         ISSUER            YES             FOR                  FOR

be at 8

PROPOSAL #12: Re-elect Messrs E. Haslam, E. Niiva, E.        ISSUER            YES             FOR                  FOR

 Carr, D.G. Titcombe, P. Pera and S. Miettinen-Lahde

as the Board Members and election of R. Junck and T.

Jarvinen as the new Members

PROPOSAL #13: Approve the remuneration of the                     ISSUER            YES             FOR                  FOR

Auditor(s)

PROPOSAL #14: Election of PricewaterhouseCoopers OY          ISSUER            YES             FOR                  FOR

as the Auditor(s)

PROPOSAL #15: Amend Article 5 of the Articles of                ISSUER            YES             FOR                  FOR

Association

PROPOSAL #16: Amend Article 12 of the Articles of              ISSUER            YES             FOR                  FOR

Association

PROPOSAL #17: Authorize the Board to decide on                   ISSUER            YES             FOR                  FOR

acquiring Company's own shares

PROPOSAL #18: Authorize the Board to decide on                   ISSUER            YES             FOR                  FOR

disposing Company's own shares

PROPOSAL #19: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAMRON CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J81625105

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAMURA CORPORATION

  TICKER:                  N/A                 CUSIP:   J81668105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Allow Use of Treasury        ISSUER            YES             FOR                  FOR

 Shares for Odd-Lot Purchases

PROPOSAL #3: Authorize Use of  Compensation-based              ISSUER            YES             FOR                  FOR

Stock Options for Directors and Executives

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAN CHONG MOTOR HOLDINGS BHD

  TICKER:                  N/A                 CUSIP:   Y85290107

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial statements for the        ISSUER            YES             FOR                  FOR

 YE 31 DEC 2009 together with the reports of the

Directors and the Auditors thereto

PROPOSAL #2: Approve to declare a final dividend of          ISSUER            YES             FOR                  FOR

12% less income tax for the FYE 31 DEC 2009

PROPOSAL #3: Re-election of Mr Tan Eng Soon as a                ISSUER            YES             FOR                  FOR

Director, in accordance with Article 101 of the

Company's Articles of Association

PROPOSAL #4: Re-election of Dato' Ng Mann Cheong as a        ISSUER            YES             FOR                  FOR

 Director, in accordance with Article 101 of the

Company's Articles of Association

PROPOSAL #5: Appointment of Dato' Haji Kamaruddin @          ISSUER            YES             FOR                  FOR

Abas bin Nordin as a Director of the Company,

pursuant to Section 129 2  of the Companies Act, 1965

 to hold office until the next AGM

PROPOSAL #6: Re-appointment of Messrs KPMG as the              ISSUER            YES             FOR                  FOR

Auditors of the Company for the FY ending 31 DEC 2010

 and authorize the Directors to fix their remuneration

PROPOSAL #7: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

be increased to an amount not exceeding MYR 400,000

per annum for the FYE 31 DEC 2010 and each FY

PROPOSAL #8: Authorize the Directors, subject always         ISSUER            YES             FOR                  FOR

to the Companies Act, 1965  Act , the Articles of

Association of the Company and approvals and

requirements of the relevant governmental and/or

regulatory authorities  where applicable , pursuant

to Section 132D of the Act, to allot and issue new

ordinary shares of MYR 0.50 each in the Company, from

 time to time and upon such terms and conditions and

for such purposes and to such persons whomsoever the

Directors may, in their absolute discretion deem fit

and expedient in the interest of the Company,

provided that the aggregate number of shares issued

pursuant to this resolution does not exceed 10% of

the issued and paid-up share capital for the time

being of the Company;  Authority shall continue to be

 in force until the conclusion of the next AGM of the

PROPOSAL #9: Authorize the Company, subject to the            ISSUER            YES             FOR                  FOR

Companies Act, 1965  Act , the Memorandum and

Articles of Association of the Company, the Main

Market Listing Requirements of Bursa Malaysia

Securities Berhad  BMSB  and the approvals of all

relevant governmental and/or regulatory authorities

if any , to purchase such amount of ordinary shares

of MYR 0.50 each in the Company Proposed Share Buy-

Back  as may be determined by the Directors of the

Company from time to time through BMSB upon such

terms and conditions as the Directors may deem fit

and expedient in the interest of the Company,

provided that the aggregate number of shares

purchased pursuant to this resolution does not exceed

 10% of the issued and paid-up share capital of the

Company; and that an amount not exceeding the

Company's retained profits be allocated by the

PROPOSAL #CONT: CONTD. for the proposed share Buy-             ISSUER             NO              N/A                  N/A

Back; authorize the Directors of the Company to

decide at their discretion to retain the shares so

purchased as treasury shares  Section 67A of the Act

 and/or to cancel the shares so purchased and/or to

resell them and/or to deal with the shares so

purchased in such other manner as may be permitted

and prescribed by the Act, rules, regulations,

guidelines, requirements and/or orders pursuant to

the Act and/or the rules, regulations, guidelines,

requirements and/or orders of BMSB and any other

relevant authorities for the time being in force;

Authority expires the earlier of the conclusion of

the next AGM of the Company or the expiration of the

period within which the next AGM of the Company is

PROPOSAL #CONT: CONTD. and authorize the Directors of        ISSUER             NO              N/A                  N/A

 the Company to complete and do all such acts and

things  including executing all such documents as may

 be required as they may consider expedient or

necessary to give effect to the proposed Share Buy-

Back as may be agreed or allowed by any relevant

governmental and/or regulatory authority

PROPOSAL #10: Authorize the Company and its                        ISSUER            YES             FOR                  FOR

subsidiaries  TCMH Group , subject to the Companies

Act, 1965  Act , the Memorandum and Articles of

Association of the Company and the Main Market

Listing Requirements of BMSB, to enter into all

arrangements and/or transactions with Warisan TC

Holdings Berhad and its subsidiaries involving the

interests of Directors, the major shareholder or

persons connected with the Directors and/or major

shareholder of the TCMH Group  Related Parties

including those as set out in Paragraph 3.2.1.1, of

the Company's Circular to shareholders dated 27 APR

2010 provided that such arrangements and/or

transactions are recurrent transactions of a revenue

or trading nature which are necessary for the day-to-

day operations and are carried out in the ordinary

course of business on normal commercial terms CONTD.

PROPOSAL #CONT: CONTD. which are not more favorable          ISSUER             NO              N/A                  N/A

to the related parties than those generally available

 to the public and are not to the detriment of the

minority shareholders  the Shareholders' Mandate ;

Authority expires the earlier of the conclusion of

the next AGM of the Company at which time the

authority will lapse or the expiration of the period

within which the AGM of the Company is required to be

 held pursuant to Section 143(1) of the Act  but

shall not extend to such extension as may be allowed

pursuant to Section 143(2) of the Act ; authorize the

 Directors of the Company to complete and do all such

 acts and things  including executing all such

documents as may be required  as they may consider

expedient or necessary to give effect to the

PROPOSAL #11: Authorize the Company, subject to the          ISSUER            YES             FOR                  FOR

Companies Act, 1965  Act , the Memorandum and

Articles of Association of the Company and the Main

Market Listing Requirements of BMSB and its

subsidiaries  TCMH Group , to enter into all

arrangements and/or transactions with APM Automotive

Holdings Berhad and its subsidiaries involving the

interests of the Directors, major shareholder or

persons connected with the Directors and/or major

shareholder of the TCMH Group  related parties ,

provided that such arrangements and/or transactions

are recurrent transactions of a revenue or trading

nature which are necessary for the day-to-day

operations and are carried out in the ordinary course

 of business on normal commercial terms which are not

 more favorable to the related parties than those

generally available to the public  where applicable

PROPOSAL #CONT: CONTD. and are not to the detriment          ISSUER             NO              N/A                  N/A

of the minority shareholders  the Shareholders'

Mandate ;  Authority expires the earlier of the

conclusion of the next AGM of the Company at which

time the authority will lapse or the expiration of

the period within which the AGM of the Company is

required to be held pursuant to Section 143(1) of the

 Act  but shall not extend to such extension as may

be allowed pursuant to Section 143(2) of the Act ;

and authorize the Directors of the Company to

complete and do all such acts and things  including

executing all such documents as may be required  as

they may consider expedient or necessary to give

effect to the shareholders' mandate

PROPOSAL #12: Authorize the Company, subject to the          ISSUER            YES             FOR                  FOR

Companies Act, 1965  Act , the Memorandum and

Articles of Association of the Company and the Main

Market Listing Requirements of BMSB and its

subsidiaries  TCMH Group  to enter into all

arrangements and/or transactions with Auto Dunia Sdn

Bhd and its subsidiaries involving the interests of

Directors, major shareholders or persons connected

with Directors and/or major shareholders of the TCMH

Group related parties , provided that such

arrangements and/or transactions are recurrent

transactions of a revenue or trading nature which are

 necessary for the day-to-day operations and are

carried out in the ordinary course of business on

normal commercial terms which are not more favorable

to the Related Parties than those generally available

 to the public and are not to the detriment CONTD.

PROPOSAL #CONT: CONTD. of the minority shareholders          ISSUER             NO              N/A                  N/A

the shareholders' mandate ;  Authority expires the

earlier of the conclusion of the next AGM of the

Company at which time the authority will lapse or the

 expiration of the period within which the AGM of the

 Company is required to be held pursuant to Section

143(1) of the Act  but shall not extend to such

extension as may be allowed pursuant to Section

143(2) of the Act ; and authorize the Directors of

the Company to complete and do all such acts and

things  including executing all such documents as may

 be required  as they may consider expedient or

necessary to give effect to the shareholders' mandate

PROPOSAL #0: To transact any other business of the            ISSUER             NO              N/A                  N/A

Company of which due notice shall have been received

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TANLA SOLUTIONS LTD, HYDERABAD, ANDHRA PRADESH

  TICKER:                  N/A                 CUSIP:   Y8490U106

  MEETING DATE:      9/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet of the Company as at 31 MAR 2009 and the profit

 & loss account for the FYE on that date together

with the reports of the Directors and the Auditor

PROPOSAL #2.: Declare a final dividend of INR 0.50            ISSUER            YES             FOR                  FOR

per equity share of face value INR 1 each for the FY

2008 to 2009

PROPOSAL #3.: Re-appoint Mr. Padmabhushan Ram Narain         ISSUER            YES             FOR                  FOR

Agarwal as a Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Surjeet Kumar Palhan as         ISSUER            YES             FOR                  FOR

a Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Shrikanth Madan Chitnis         ISSUER            YES             FOR                  FOR

as a Director, who retires by rotation

PROPOSAL #6.: Re-appoint Messrs Ramasamy Koteswara            ISSUER            YES             FOR                  FOR

Rao & Co., Chartered Accountants as the Statutory

Auditors of the Company to hold office from the

conclusion of this AGM until the conclusion of the

next AGM at such remuneration as may be determined by

 the Board of Directors of the Company

PROPOSAL #7.: Re-appoint, in accordance with the                ISSUER            YES             FOR                  FOR

provisions of Sections 198, 269, and 309 read with

Schedule XIII and all other applicable provisions, if

 any, of the Companies Act, 1956 or any statutory

modification(s) or re-enactment thereof, Mr. Satish

Kathirisetti, as a Whole-time Director, designated as

 Director, Technical for a period of 5 years, subject

 to retirement by rotation, with effect from 02 SEP

2009, with a remuneration of INR 43 Lakhs per annum

including other allowances/perquisites, as approved

by the Remuneration Committee; Mr. Satish

Kathirisetti, would be eligible to participate in the

 commission payable to Working Directors, the total

commission payable to all Working Directors put

together shall not be more than 1.5% of the net

profits of the Company; Mr. Satish Kathirisetti,

would be eligible for the following perks as approved

 by the Remuneration Committee from time to time

within the limits specified under Sections 198, 269,

and 309 read with Schedule XIII and all other

applicable provisions, if any, of the Companies Act,

1956 or any statutory modification(s) or re-enactment

 thereof : [1] Contribution to Provident Fund,

Superannuation Fund or Annuity Fund as per Company

Rules; [2] Gratuity payable at a rate not exceeding

half-a-months salary for each completed year of

service; [3] Encashment of Leave as per the Company's

 rules at the end of tenure; and authorize the

Remuneration Committee to review and fix monthly

salary and also to determine performance linked

incentives including commission, either on quarterly,

 half yearly or yearly basis, considering the maximum

 remuneration payable under provision of Section 198

and Schedule XIII of the Companies Act, 1956; and

authorize the Company Secretary to take all such

steps as may be necessary, proper or expedient to

PROPOSAL #8.: Re-appoint, in accordance with the                ISSUER            YES             FOR                  FOR

provisions of Sections 198, 269, and 309 read with

Schedule XIII and all other applicable provisions, if

 any, of the Companies Act, 1956 or any statutory

modification(s) or re-enactment thereof, Mr. Anoop

Roy Kundal, as a Whole-time Director, designated as

Director, Operations for a period of 5 years, subject

 to retirement by rotation, with effect from 02 SEP

2009, with a remuneration of INR 30 Lakhs per annum

including other allowances/perquisites, as approved

by the Remuneration Committee; Mr. Anoop Roy Kundal,

would be eligible to participate in the commission

payable to Working Directors, the total commission

payable to all Working Directors put together shall

not be more than 1.5% of the net profits of the

Company; Mr. Anoop Roy Kundal, would be eligible for

the following perks as approved by the Remuneration

Committee from time to time within the limits

specified under Sections 198, 269, and 309 read with

Schedule XIII and all other applicable provisions, if

 any, of the Companies Act, 1956 or any statutory

modification(s) or re-enactment thereof : [1]

Contribution to Provident Fund, Superannuation Fund

or Annuity Fund as per Company Rules [2] Gratuity

payable at a rate not exceeding half-a-months salary

for each completed year of service [3] Encashment of

Leave as per the Company's rules at the end of

tenure; authorize the Remuneration Committee to

review and fix monthly salary and also to determine

performance linked incentives including commission,

either on quarterly, half yearly or yearly basis,

considering the maximum remuneration payable under

provision of Section 198 and Schedule XIII of the

Companies Act, 1956; and authorize the Company

Secretary to take all such steps as may be necessary,

 proper or expedient to give effect to this Resolution

PROPOSAL #9.: Authorize the Company, pursuant to the         ISSUER            YES             FOR                  FOR

provisions of Section 61 and other applicable

provisions of Companies Act, 1956 and other

applicable laws, rules and regulations for the time

being in force, to amend interim use of funds pending

 utilization and approve the utilization of proceeds

aggregating to INR 1083.92 MN, from the total FPO

proceeds of INR 4,209.53 MN, arising out of the issue

 of equity shares allotted pursuant to the Prospectus

 dated 26 DEC 2006 [the Prospectus] filed by the

Company with the Registrar of Companies, Andhra

Pradesh, Hyderabad, for General Corporate Purposes;

authorize the Board of Directors or Committee of the

Board to invest these funds, pending utilization for

the purpose as described above, in high quality

interest bearing liquid instruments including

deposits with banks, for such duration as may be

deemed fit by the Board of Directors; and authorize

Mr. Amit Gupta, Director Finance on behalf of Board

of Directors to do all such necessary acts and

execute such deeds, applications and documents as may

 be necessary and deem fit to give effect to

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TANLA SOLUTIONS LTD, HYDERABAD, ANDHRA PRADESH

  TICKER:                  N/A                 CUSIP:   Y8490U106

  MEETING DATE:      3/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board, in accordance              ISSUER            YES             FOR                  FOR

with the provisions of Section 81(1A) and all other

applicable provisions, if any of the Companies Act,

1956  including any statutory modification or re-

enactment thereof for the time being in force and in

accordance with the existing guidelines for

preferential issue contained in Chapter VII of the

Securities and Exchange Board of India  issue of

capital and disclosure requirements  regulations

2009, as amended hereinafter referred to as ''the

guidelines''  and other CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TASEKO MINES LTD

  TICKER:                  N/A                 CUSIP:   876511106

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive the financial statements of the         ISSUER             NO              N/A                  N/A

Company for its FYE 31 DEC 2009, report of the

Auditor and related Management discussion and analysis

PROPOSAL #1: Approve to fix the number of Directors          ISSUER            YES             FOR                  FOR

of the Company at 9

PROPOSAL #2.1: Election of William P. Armstrong as a         ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #2.2: Election of T. Barry Coughlan as a              ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #2.3: Election of Scott D. Cousens as a                ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #2.4: Election of Robert A. Dickinson as a          ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #2.5: Election of David Elliott as a                     ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #2.6: Election of Russell E. Hallbauer as a         ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #2.7: Election of Wayne Kirk as a Director          ISSUER            YES             FOR                  FOR

of the Company for the ensuing year

PROPOSAL #2.8: Election of Richard A. Mundie as a              ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #2.9: Election of Ronald W. Thiessen as a            ISSUER            YES             FOR                  FOR

Director of the Company for the ensuing year

PROPOSAL #3: Appointment of KPMG LLP, Chartered                 ISSUER            YES             FOR                  FOR

Accountants, as the Auditor of the Company for the

ensuing year

PROPOSAL #4: Approve a 3 year continuation of the              ISSUER            YES             FOR                  FOR

Company's Shareholder Rights Plan Agreement, as

amended and restated herein, as specified

PROPOSAL #5: Amend the Company's Articles to delete          ISSUER            YES             FOR                  FOR

the requirement for physical share certificates in

order to allow for 100% book-based registration of

share ownership, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TATA TEA LTD

  TICKER:                  N/A                 CUSIP:   Y85484114

  MEETING DATE:      9/1/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the profit and loss          ISSUER            YES             FOR                  FOR

account for the YE 31 MAR 2009, the balance sheet as

at the date together with the reports of the

Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Mr. Y.H. Malegam as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. D.B. Engineer as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. A.R. Gandhi as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Appoint the Auditors and fix their                ISSUER            YES             FOR                  FOR

remuneration

PROPOSAL #7.: Appoint Ms. Mallika Srinivasan as a              ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #8.: Appoint Mr. Analjit Singh as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #9.: Appoint Mr. Jimmy S. Bilimoria as a              ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #10.: Appoint Mr. Vittaldas Leeladhar as a          ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #S.11: Approve, pursuant to the provisions          ISSUER            YES             FOR                  FOR

of Section 314 and other applicable provisions, if

any, of the Companies Act, 1956, that Mr. P.T.

Siganporia, Managing Director of the Company holding

and continuing to hold an office or place of profit

under an overseas subsidiary of the Company, namely

Tata Tea [GB] Limited from 01 FEB 2009 to 30 JUN 2009

 as a Director on a basic salary in the region of GBP

 200,000 to GBP 300,000 per annum plus perquisites,

allowances, bonuses, benefits, amenities and

facilities as specified are applicable to an employee

 in his grade with such increases in salary,

perquisites, allowances, bonuses, benefits, amenities

 and facilities may be decided by the Board of

Directors of Tata Tea [GB] Limited from time to time

PROPOSAL #12.: Approve, subject to the approval of            ISSUER            YES             FOR                  FOR

Central Government and in accordance with the

provisions of Sections 269, 309, 310 and 311 and

other applicable provisions if any, read with

Schedule XIII of the Companies Act 1956, the re-

appointment and remuneration payable to Mr. P.T.

Siganporia who was re-appointed by the Board of

Directors as Managing Director of the Company for a

period of 2 years with effect from 01 JUL, 2009, upon

 the terms and conditions set out in the draft

Agreement between the Company and Mr. Siganporia,

submitted to this meeting and for the purpose of

identification initialed by a Director which

Agreement with liberty to the Board of Directors to

alter and vary the terms and conditions of the said

appointment and remuneration in such manner and to

such extent as may be agreed between the Board of

Directors and Mr. Siganporia so as not to exceed the

limits setout in Schedule XIII of the Companies Act

PROPOSAL #S.13: Approve, pursuant to the provisions          ISSUER            YES             FOR                  FOR

of Section 314 and other applicable provisions if

any, of the Companies Act 1956, that Mr. P.T.

Siganporia Managing Director of the Company holding

and continuing to hold an office or place of profit

under an overseas subsidiary of the Company, namely

Tata Tea [GB] Limited from 01 JUL 2009 to 30 JUN 2011

 as a Director on a basic salary in the region of GBP

 200,000 to GBP 400,000 per annum as reduced by the

remuneration payable to Mr. Siganporia by Tata Tea

Ltd in accordance with resolution at Item No. 12

above plus perquisites, allowances, bonuses,

benefits, amenities and facilities as specified are

applicable to an employee in his grade with such

increase in salary, perquisites, allowances, bonuses,

 benefits, amenities and facilities as may be decided

 by the Board of Directors of Tata Tea [GB] Limited

from time to time

PROPOSAL #14.: Approve, in accordance with the                   ISSUER            YES             FOR                  FOR

provisions of Sections 269, 309, 310 and other

applicable provisions, if any, read with Schedule

XIII of the Companies Act, 1956, the re-appointment

and terms of remuneration of Mrs. Sangeeta Talwar who

 was re-appointed by the Board of Director as a Whole

 time Executive Director of the Company for a period

of 5 year's with effect from 01 JUL 2009, upon the

terms and conditions set out as specified between the

 Company and Mrs. Talwar submitted to this meeting

and for the purpose of identification initialed by a

Director which Agreement is hereby specifically

approved with liberty to the Board of Directors to

alter and vary the terms and conditions of the said

appointment and/or Agreement in such manner and to

such extent as may be agreed between the Board of

Directors and Mrs. Talwar so as not to exceed the

limits set out in Schedule XIII of the Companies Act,

 1956 including any amendments thereto

PROPOSAL #S.15: Approve, pursuant to the provisions          ISSUER            YES             FOR                  FOR

of Section 309 and other applicable provisions, if

any, of the Companies Act, 1956, a sum not exceeding

l% of the net profit of the Company per annum

computed in the manner prescribed in Section 309 [5]

of the Companies Act 1956, in respect of the profits

of the Company for each of the 5 annual years

commencing from 01 APR, 2009 be determined and

distributed as commission amongst the Directors of

the Company or some of them other than the Managing

Director and the Whole time Directors in such manner

as may be deeded and directed by the Board of

PROPOSAL #16.: Appoint, pursuant to the provisions of        ISSUER            YES         AGAINST           AGAINST

 Section 257 of the Companies Act, 1956, Mr. Ramji

Lal Choudhary as a Director of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TATA TEA LTD

  TICKER:                  N/A                 CUSIP:   Y85484114

  MEETING DATE:      6/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve to Change the name of the                ISSUER            YES             FOR                  FOR

Company from 'Tata Tea Limited' to 'Tata Global

Beverages Limited', pursuant to the provisions of

Section 21 and all other applicable provisions of the

 Companies Act, 1956 [including any statutory

modifications or re-enactment thereof for the time

being in force], subject to the approval of the

Central Government; the name 'Tata Tea Limited'

wherever it appears in the Memorandum and Articles of

 Association of the Company or elsewhere shall be

amend to read as 'Tata Global Beverages Limited';

authorize the Board to do all such acts, deeds,

matters and things as may in its absolutes discretion

 deem necessary to give effect to the above

resolution [which term shall be deemed to include any

 Directors or a Committee which the Board may

constitute to exercise its powers, including the

powers conferred by this resolution]

PROPOSAL #2: Approve, pursuant to the provisions of          ISSUER            YES             FOR                  FOR

Section 94 and other applicable pro visions if any of

 the Companies Act 1956 [including any statutory

modifications or re-enactment thereof, for the time

being in force] and the provisions the Memorandum and

 Articles of Association of the Company and subject

to the approvals, consents, permissions and sanctions

 as may be necessary from the concerned authorities

or bodies 7,50,00,000 Equity Shares of the Company

having a face value of INR 10 each in the authorized

capital of the Company be sub-divided into

75,00,00,000 Equity Shares having a face value of INR

 10 each; upon the sub-division of the Equity Shares

as aforesaid, the existing share Certificates in

relation to the existing Equity Shares of the face

value of INR 10 each held in physical form shall be

deemed to have been automatically cancelled and be of

 no effect on and from the Record Date and the

Company may without requiring the surrender of the

existing Share Certificates directly issue and

dispatch the new Share Certificates of the Company in

 lieu of such existing Share Certificates subject to

the provisions of Companies [Issue of Share

Certificate Rules] 1960 and in the case of the equity

 shares held in the dematerialized form the  number

of sub-divided equity shares be credited to

representing beneficiary accounts of the shareholders

 with Depository Participants, in lieu of the

existing credits representing the equity shares of

the Company before sub-division; authorize the Board

of Directors of the Company [the Board which

expression shall also include a Committee thereof] to

 take all such steps as may be necessary for

obtaining such approvals in relation to the above and

 to execute all such documents, instruments and

writings as may be required in this connection and to

 delegate all or any of the powers herein vested in

the Board to any Committee thereof or to the Managing

 Director or company Secretary to give effect to the

PROPOSAL #3: Amend, pursuant to the provisions of              ISSUER            YES             FOR                  FOR

Section 16 and all other applicable provisions if any

 of the Companies Act 1956 [including any statutory

modifications or reenactment thereof for the time

being in force] Clause V of the Memorandum of

Association by substituting the specified in place of

 the existing Clause V: the share capital of the

Company is INR 75,00,00,000 divided into 75,00,00,000

 equity shares of INR 1 each with power to increase

the capital from time to time

PROPOSAL #S4: Amend, pursuant to the provisions of            ISSUER            YES             FOR                  FOR

Section 31 and all other applicable provisions if any

 of the Companies Act 1956 [including any statutory

modifications or reenactment thereof for the time

being in force] Article 3A of the Articles of

Association of the Company by substituting the

specified in place of the existing Article 3A: 'the

share capital of the Company is INR 75,00,00,000

divided into 75,00,00,000 equity shares of INR 1 each

 with power to increase the capital from time to time'

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAV HAVALIMANLARI HLDGS A S

  TICKER:                  N/A                 CUSIP:   M8782T109

  MEETING DATE:      5/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and election of the Presidential        ISSUER             NO              N/A                  N/A

 Board

PROPOSAL #2: Authorize the Chairmanship to sign the          ISSUER             NO              N/A                  N/A

minutes of the meeting

PROPOSAL #3: Approve to concern the activities and            ISSUER             NO              N/A                  N/A

accounts of 2009, the reading and deliberation of the

 Board of Directors and independent Auditors report

PROPOSAL #4: Approve the balance sheet and income              ISSUER             NO              N/A                  N/A

statements

PROPOSAL #5: Approve the presentation of information         ISSUER             NO              N/A                  N/A

to the general assembly about the revenue, profit or

loss

PROPOSAL #6: Amend the Article 13.1 of the Article's         ISSUER             NO              N/A                  N/A

of the Association

PROPOSAL #7: Approve the Board of Directors and the          ISSUER             NO              N/A                  N/A

Auditors

PROPOSAL #8: Approve the assignments made to the                ISSUER             NO              N/A                  N/A

Board Membership

PROPOSAL #9: Election of the Board of Directors,                ISSUER             NO              N/A                  N/A

determining their duty period and salaries

PROPOSAL #10: Approve the independent Auditing Firm           ISSUER             NO              N/A                  N/A

PROPOSAL #11: Approve the presentation of information        ISSUER             NO              N/A                  N/A

 to the assembly about the information policy of the

Company

PROPOSAL #12: Approve the presentation of information        ISSUER             NO              N/A                  N/A

 to the assembly about the activities with the

concerned parties

PROPOSAL #13: Approve the presentation of information        ISSUER             NO              N/A                  N/A

 about the donations and contributions

PROPOSAL #14: Authorize the Board Members according          ISSUER             NO              N/A                  N/A

to the Articles 334 and 335 of the Turkish Commercial

PROPOSAL #15: Approve the presentation of information        ISSUER             NO              N/A                  N/A

 about the assurances given to the third parties

PROPOSAL #16: Approve the presentation of information        ISSUER             NO              N/A                  N/A

 to the shareholders about the money penalties given

from the capital markets Board

PROPOSAL #17: Wishes and closure                                            ISSUER             NO              N/A                  N/A

PROPOSAL #18: Closure                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TAYLOR WIMPEY PLC, SOLIHULL WEST MIDLANDS

  TICKER:                  N/A                 CUSIP:   G86954107

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the 2009 Directors' and the                ISSUER            YES         AGAINST           AGAINST

Auditors reports and accounts

PROPOSAL #2: Election of Sheryl Palmer                                  ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election of Rob Rowley                                       ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-elect Katherine Innes Ker                             ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Pete Redfern                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Re-appoint Deloitte LLP as the Auditors         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Authorize the Directors to allot shares         ISSUER            YES             FOR                  FOR

PROPOSAL #S.8: Approve to dis-apply pre-emption rights      ISSUER            YES             FOR                  FOR

PROPOSAL #S.9: Authorize the Company to make market          ISSUER            YES             FOR                  FOR

purchases of its shares

PROPOSAL #10: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report

PROPOSAL #11: Approve political donations and                     ISSUER            YES             FOR                  FOR

expenditure

PROPOSAL #S.12: Approve to call a general meeting on         ISSUER            YES             FOR                  FOR

14 days' notice

PROPOSAL #S.13: Amend the Articles of Association               ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TCC INTERNATIONAL HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G86973107

  MEETING DATE:      1/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and ratify the agreement dated          ISSUER            YES         ABSTAIN           AGAINST

15 DEC 2009 entered into between the Company and

Taiwan Cement Corporation  T'Cement, and together

with its subsidiaries, the T'Cement Group  pursuant

to which the Company and its subsidiaries  the Group

 will purchase cement from the T'Cement Group

required by the Group on an ongoing basis for its

operations in Hong Kong the Hong Kong Cement Supply

Agreement , as specified, and the transactions

contemplated thereunder and authorize anyone Director

PROPOSAL #2: Approve and ratify the agreement dated          ISSUER            YES         ABSTAIN           AGAINST

15 DEC 2009 entered into between the Company and

Taiwan Cement Corporation  T'Cement, and together

with its subsidiaries, the T'Cement Group  pursuant

to which the Group will purchase cement and/or

clinker from the T'Cement Group required by the Group

 on an ongoing basis for its operations in the PRC

the PRC Cement Supply Agreement , as specified, and

the transactions contemplated thereunder and

authorize anyone Director of the Company to take such

PROPOSAL #3: Approve and ratify the agreement dated          ISSUER            YES         ABSTAIN           AGAINST

15 DEC 2009 entered into between Jurong TCC Cement

Co., Ltd.  Tee Jurong , a wholly owned subsidiary of

the Company and Chia Hsin Cement Corporation  Chia

Hsin Cement, and together with its subsidiaries, the

Chia Hsio Group  pursuant to which Tee Jurong will

agree to supply cement to the Chia Hsin Group on an

ongoing basis  the Chia Hsin Cement Agreement , as

specified, and the transactions contemplated

thereunder and authorize anyone Director of the

PROPOSAL #4: Approve and ratify the agreement dated          ISSUER            YES         ABSTAIN           AGAINST

15 DEC 2009 entered into between TCC Fuzhou Cement

Company Limited   TCC Fuzhou , a wholly owned

subsidiary of the Company and Shanghai Conch

Construction Material International Trading Company

Limited  Conch International Trading  pursuant to

which Conch International Trading will supply clinker

 to TCC Fuzhou on an ongoing basis Conch

International Trading Clinker Agreement , as

specified and the transactions contemplated

thereunder, and authorize anyone Director of the

PROPOSAL #5: Approve and ratify the two agreements            ISSUER            YES         ABSTAIN           AGAINST

each dated 15 DEC 2009 entered into between TCC  Gui

Gang  Cement Limited  TCC Guigang , a wholly owned

subsidiary of the Company and Da Tong  Guigang

International Logistics Company Limited  Da Tong

Logistics  and Guigang Da-Ho Shipping Company Limited

  Da-Ho Shipping  pursuant to which Da Tong Logistics

 and Da-Ho Shipping will provide road transportation

services and shipping services, respectively, to TCC

Guigang in relation to the transportation of cement

and/or clinker on an on-going basis  the TCC Guigang

Cement/Clinker Transportation and Management Service

Agreement  and CONTD.

PROPOSAL #6: Approve and ratify the two agreements            ISSUER            YES         ABSTAIN           AGAINST

each dated 15 DEC 2009 entered into between TCC

Yingde Cement Company Limited  Tee Yingde , a wholly

owned subsidiary of the Company and Da Tong  Guigang

 International Logistics Company Limited  Da Tong

Logistics  and Guigang Da-Ho Shipping Company Limited

  Da-Ho Shipping  pursuant to which Da Tong Logistics

 and Da-Ho Shipping will provide road transportation

services and shipping services, respectively, to TCC

Yingde in relation to the transportation of cement

and/or clinker on an on-going basis  the TCC Yingde

Cement/Clinker Transportation and Management Service

Agreement  CONTD.

PROPOSAL #7: Approve the agreement dated 15 DEC 2009         ISSUER            YES         ABSTAIN           AGAINST

entered into between TCC Fuzhou and Guigang Da-Ho

Shipping Company Limited  Da-Ho Shipping  pursuant to

 which Da-Ho Shipping will provide shipping services

to Tee Fuzhou in relation to the transportation of

clinker on an on-going basis  the Tee Fuzhou

Transportation and Management Service Agreement , as

specified, and the transactions contemplated, and

authorize anyone Director of the Company to take such

 actions and execute such documents CONTD.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TCC INTERNATIONAL HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G86973107

  MEETING DATE:      2/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.: Approve and ratify the Agreement dated         ISSUER            YES             FOR                  FOR

11 DEC 2009 (the Acquisition Agreement) (as

specified) entered into among the Vendor, PMHL and

the Company (each as specified) pursuant to which the

 Company has agreed to acquire the entire issued

share capital of the Target Company (as specified)

from the Vendor and the Vendor has agreed to assign

the Shareholder Loan (as specified) to the Company,

in accordance with the terms and conditions of the

Acquisition Agreement (the Acquisition) and the

transactions contemplated under the Acquisition

Agreement and the implementation thereof; CONTD.

PROPOSAL #B.: Approve to increase the authorized                ISSUER            YES             FOR                  FOR

share capital of the Company from HKD 300,000,000

divided into 2,348,830,000 ordinary shares of HKD

0.10 each and 651,170,000 convertible preference

shares of HKD 0.10 each to HKD 565,117,000 divided

into 5,000,000,000 ordinary shares of HKD 0.10 each

and 651,170,000 convertible preference shares of HKD

0.10 each by the creation of an additional

2,651,170,000 new ordinary shares of HKD 0.10 each

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TCC INTERNATIONAL HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G86973107

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and approve the audited                       ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 and Auditors of the Company for the YE 31 DEC 2009

PROPOSAL #2: Declare the final dividend recommended          ISSUER            YES             FOR                  FOR

by the Directors in respect of the YE 31 DEC 2009

PROPOSAL #3.1: Re-elect Mr. Koo, Cheng-Yun, Leslie as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #3.2: Re-elect Mr. Chang, An-Ping, Nelson as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #3.3: Re-elect Mr. Chang, Kang-Lung, Jason          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #4: Authorize the Board of Directors to fix         ISSUER            YES             FOR                  FOR

the remuneration of the Directors

PROPOSAL #5: Re-appoint the Auditors and authorize            ISSUER            YES             FOR                  FOR

the Board of Directors to fix their remuneration

PROPOSAL #6.A: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

shares of the Company up to 20% of the share capital

in issue at the date of the resolution

PROPOSAL #6.B: Authorize the Directors to repurchase         ISSUER            YES             FOR                  FOR

shares of the Company up to 10% of the share capital

in issue at the date of the resolution

PROPOSAL #6.C: Approve to extend the power granted to        ISSUER            YES             FOR                  FOR

 the Directors under Resolution 6.A by the addition

thereto of an amount representing the aggregate

nominal amount of the shares repurchased by the

Company pursuant to Resolution 6.B

PROPOSAL #S.7: Approve the proposed amendments to the        ISSUER            YES             FOR                  FOR

 Memorandum of Association and Articles of

Association of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TCL MULTIMEDIA TECHNOLOGY HOLDINGS LTD, GEORGE TOW

  TICKER:                  N/A                 CUSIP:   G8701T138

  MEETING DATE:      5/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the consolidated audited                     ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 of the Company  Directors  and the Independent

Auditors of the Company  Auditors  for the YE 31 DEC

2009

PROPOSAL #2: Re-appointment of Messrs. Ernst & Young         ISSUER            YES             FOR                  FOR

as the Auditors and to authorize the Board of

Directors to fix their remuneration

PROPOSAL #3: Approve the final dividend of HK12.00            ISSUER            YES             FOR                  FOR

cents per ordinary share of the Company, which is

paid out of the share premium account of the Company

to the shareholders whose name appear on the Register

 of Members of the Company on 10 MAY 2010

PROPOSAL #4: Election of Ms. Xu Fang as an Executive         ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #5.A: Re-election of Mr. Li Dongsheng as an         ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #5.B: Re-election of Mr. Huang Xubin as a            ISSUER            YES             FOR                  FOR

Non-executive Director until the conclusion of the

next AGM of the Company

PROPOSAL #5.C: Re-election of Mr. Robert Maarten                ISSUER            YES             FOR                  FOR

Westerhof as an Independent Non-executive Director

until the conclusion of the next AGM of the Company

PROPOSAL #5.D: Re-election of Ms. Wu Shihong as an            ISSUER            YES             FOR                  FOR

Independent Non-executive Director until the

conclusion of the next AGM of the Company

PROPOSAL #6.A: Re-election of Mr. Albert Thomas da            ISSUER            YES             FOR                  FOR

Rosa Junior as a Non-executive Director until the

conclusion of the next AGM of the Company

PROPOSAL #6.B: Re-election of Mr. Leong Yue Wing as a        ISSUER            YES             FOR                  FOR

 Non-executive Director until the conclusion of the

next AGM of the Company

PROPOSAL #6.C: Re-election of Mr. Tang Guliang as an         ISSUER            YES             FOR                  FOR

Independent Non-executive Director and to hold office

 until the conclusion of the next AGM of the Company

PROPOSAL #7: Authorize the Board of Directors to fix         ISSUER            YES             FOR                  FOR

the Directors' remuneration

PROPOSAL #8: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

to allot, issue and deal with unissued shares in the

Company  Share  or securities convertible into Shares

 or options, warrants or similar rights to subscribe

for any Shares or such convertible securities and to

make or grant offers, agreements or options which

would or might require the exercise of such powers

either during or after the relevant period, in

addition to any Shares which may be issued from time

to time (a) on a rights issue or (b) upon the

exercise of any options under any option scheme or

similar arrangement for the time being adopted for

the grant or issue of Shares or rights to acquire

Shares or (c) upon the exercise of rights of

subscription or conversion attaching to any warrants

or convertible bonds CONTD..

PROPOSAL #9: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

during the relevant period, to purchase shares,

subject to and in accordance with all applicable

laws, to procure the Company to repurchases shares at

 such price as the Directors may at their discretion

determine, and the aggregate nominal amount of shares

 of the Company purchased by the Company pursuant to

the approval in this resolution shall not exceed 10%

of the aggregate nominal amount of the share capital

of the Company in issue as at the date of the AGM;

Authority expires the earlier of the conclusion of

the next AGM of the Company or the expiration of the

period within which the next AGM of the Company is

required by the Articles of Association of the

Company or any applicable law to be held

PROPOSAL #10: Approve, subject to the availability of        ISSUER            YES             FOR                  FOR

 unissued share capital and conditional upon the

Resolutions 8 and 9 being passed, the aggregate

nominal amount of the shares which are repurchased by

 the Company pursuant to and in accordance with

Resolution 9 shall be added to the aggregate nominal

amount of the share capital of the Company that may

be allotted or agreed conditionally or

unconditionally to be allotted by the Directors

pursuant to and in accordance with Resolution 8

PROPOSAL #11: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 conditional upon The Stock Exchange of Hong Kong

Limited  the Stock Exchange  granting listing of and

permission to deal in the Shares to be issued upon

the exercise of options under the share option scheme

 adopted by the Company on 15 FEB 2007  the 'Share

Option Scheme' , the existing scheme mandate limit in

 respect of the granting of options to subscribe for

Shares under the Share Option Scheme be refreshed and

 renewed provided that the total number of Shares

which may be allotted and issued pursuant to the

grant or exercise of the options under the Share

Option Scheme  excluding options previously granted,

outstanding, cancelled, lapsed or exercised under the

 Share Option Scheme  shall not exceed 10% of the

Shares in issue as at the date of passing this

resolution and that the Directors ..CONTD..

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TECAN GROUP AG, MAENNEDORF

  TICKER:                  N/A                 CUSIP:   H84774167

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual report of the Board          ISSUER            YES             FOR                  FOR

of Directors, annual financial statements and

consolidated financial statements 2009, Auditors

PROPOSAL #2: Approve the appropriation of available          ISSUER            YES             FOR                  FOR

earnings

PROPOSAL #3: Grant discharge to the Members of the            ISSUER            YES             FOR                  FOR

Board of Directors and the Executive committee

PROPOSAL #4.A: Re-elect Mr. Rolf Classon as the                 ISSUER            YES             FOR                  FOR

Member of the Supervisory Board

PROPOSAL #4.B: Re-elect Mr. Heinrich Fischer as the          ISSUER            YES             FOR                  FOR

Member of the Supervisory Board

PROPOSAL #4.C: Re-elect Mr. Dominique F. Baly as the         ISSUER            YES             FOR                  FOR

Member of the Supervisory Board

PROPOSAL #4.D: Re-elect Dr. Lukas Braunschweiler as          ISSUER            YES             FOR                  FOR

the Member of the Supervisory Board

PROPOSAL #4.E: Re-elect Dr. Juerg Meier as the Member        ISSUER            YES             FOR                  FOR

 of the Supervisory Board

PROPOSAL #4.F: Re-elect Prof. Dr. Peter Ryser as the         ISSUER            YES             FOR                  FOR

Member of the Supervisory Board

PROPOSAL #4.G: Re-elect Mr. Gerard Vaillant as the            ISSUER            YES             FOR                  FOR

Member of the Supervisory Board

PROPOSAL #5: Amend the Article 4 of the Articles of          ISSUER            YES             FOR                  FOR

Incorporation due to new book entry securities act

[federal law on inter- mediated securities]

PROPOSAL #6: Approve the prolongation of the                       ISSUER            YES         AGAINST           AGAINST

authorized share capital and change of Article 3c of

the Articles of Incorporation

PROPOSAL #7: Approve the correction of Article15                ISSUER            YES             FOR                  FOR

Paragraph 2 CIF. 6 of the Articles of Incorporation

PROPOSAL #8: Re-elect KPMG AG, Zurich as the Auditor         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TECHNICOLOR, BOULOGNE BILLANCOURT

  TICKER:                  N/A                 CUSIP:   F9062J132

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements for the        ISSUER            YES             FOR                  FOR

 FYE on 31 DEC 2009

PROPOSAL #2: Approve the consolidated financial                 ISSUER            YES             FOR                  FOR

statements for the FYE on 31 DEC 2009

PROPOSAL #3: Approve the allocation of income for the        ISSUER            YES             FOR                  FOR

 FYE on 31 DEC 2009

PROPOSAL #4: Ratify the co-optation of Mr. Denis                ISSUER            YES             FOR                  FOR

Ranque as Board member

PROPOSAL #5: Ratify the co-optation of Mr. Catherine         ISSUER            YES             FOR                  FOR

Guillouard as Board member

PROPOSAL #6: Ratify the co-optation of Mr. John Roche        ISSUER            YES             FOR                  FOR

 as Board member

PROPOSAL #7: Ratify the co-optation of Mr. Bruce Hack        ISSUER            YES             FOR                  FOR

 as Board member

PROPOSAL #8: Approve the ending and renewal of Mr.            ISSUER            YES             FOR                  FOR

Bruce Hack's term as Board member

PROPOSAL #9: Approve the ending and renewal of Mr.            ISSUER            YES             FOR                  FOR

Didier Lombard's term as Board member

PROPOSAL #10: Appoint Mr. Lloyd Carney as Board member      ISSUER            YES             FOR                  FOR

PROPOSAL #11: Approve the renewal of term of the                ISSUER            YES             FOR                  FOR

Company Mazars as Principal Statutory Auditor

PROPOSAL #12: Approve the renewal of Mr. Patrick de          ISSUER            YES             FOR                  FOR

Cambourg's term as Deputy Statutory Auditor

PROPOSAL #13: Powers for the formalities                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TECNICAS REUNIDAS, SA, MADRID

  TICKER:                  N/A                 CUSIP:   E9055J108

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts, balance              ISSUER            YES             FOR                  FOR

sheet, profit and loss account, statement of

recognized income and expense, statement of changes

in total net worth, cash flow statement and notes to

the annual and Management report of the Company for

the YE 31 DEC 2009

PROPOSAL #2: Approve the consolidated annual                       ISSUER            YES             FOR                  FOR

accounts, consolidated balance sheet, profit and loss

 account, consolidated, consolidated statement of

changes in equity, consolidated statement of cash

flows and notes to the consolidated financial

statements and the consolidated Group Management

report of the Company for the YE 31 DEC 2009

PROPOSAL #3: Approve the appropriation of earnings            ISSUER            YES             FOR                  FOR

for the year 2009

PROPOSAL #4: Approve the Management developed by the         ISSUER            YES             FOR                  FOR

Board of Directors during FY 2009

PROPOSAL #5: Re-appoint, with a favorable report from        ISSUER            YES         AGAINST           AGAINST

 the Audit and Control Committee, the Auditors of the

 Company and its Consolidated Group for 2010

PROPOSAL #6: Amend, before the mandatory report of            ISSUER            YES             FOR                  FOR

the Board, the Article 30 of the Bylaws

PROPOSAL #7: Approve the information on amendments to        ISSUER            YES             FOR                  FOR

 the Rules Governing Council

PROPOSAL #8: Approve to set the number of Directors           ISSUER            YES             FOR                  FOR

PROPOSAL #9: Ratify the Directors appointed by                   ISSUER            YES             FOR                  FOR

Cooptation

PROPOSAL #10: Authorize the Company, in accordance            ISSUER            YES             FOR                  FOR

with the provisions of Articles 75 and corresponding

provisions of the Corporations Act, to proceed with

the acquisition of own shares directly or through

controlled Companies nullifying the non-used the

previous authorization granted by the general board

meeting held on 04 MAY 2009 and used in whole or in

part the shares acquired in the implementation of

programs aimed salary or involving the delivery of

shares or rights stock options as stated in paragraph

 1 of Article 75 of the Corporations Act

PROPOSAL #11: Authorize the Board of Directors, with         ISSUER            YES             FOR                  FOR

express power of delegation to create and fund

associations and foundations in accordance with

current regulations

PROPOSAL #12: Approve, with a favorable report from          ISSUER            YES             FOR                  FOR

the Appointments and Remuneration, the fixation of

annual remuneration to be received by all the

PROPOSAL #13: Approve the delegation of powers to              ISSUER            YES             FOR                  FOR

formalize, correction, registration, interpretation,

development and implementation of the resolutions

adopted by the Board and empowerment to formalize the

 deposit of annual accounts referred to in Article

218 of the Corporations Act

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TEIKOKU PISTON RING CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J82528100

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Expand Business Lines        ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Corporate Auditors

PROPOSAL #5: Authorize Use of Stock Option Plan for          ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #6: Approve Extension of Anti-Takeover                 ISSUER            YES         AGAINST           AGAINST

Defense Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TEIXEIRA DUARTE ENGENHARIA E CONSTRUCOES SA

  TICKER:                  N/A                 CUSIP:   X8939Z113

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Management report and                   ISSUER             NO              N/A                  N/A

accounts, both individual and consolidated, as well

as on the Corporate Governance for the year  2009

PROPOSAL #2: Approve the proposal of profit's                     ISSUER             NO              N/A                  N/A

appropriation

PROPOSAL #3: Approve the general appreciation of the         ISSUER             NO              N/A                  N/A

Company's Management and Auditing

PROPOSAL #4: Approve the proposal about the transfer         ISSUER             NO              N/A                  N/A

of free reserves for previous results

PROPOSAL #5: Approve the assess, with advisory                   ISSUER             NO              N/A                  N/A

nature, a statement on the remuneration policy of the

 management, auditing and other persons further to

the meaning of paragraph 3 of Article 248-b of

Portuguese Securities Code

PROPOSAL #6: Approve the proposal for changing the            ISSUER             NO              N/A                  N/A

way as the Company is legally bounded, with the

partial amendment of Article 21 of the Company's by-

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELECITY GROUP PLC, MANCHESTER

  TICKER:                  N/A                 CUSIP:   G87403112

  MEETING DATE:      4/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts for the YE 31 DEC          ISSUER            YES             FOR                  FOR

2009, together with the reports of the Directors and

Auditors therein

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report included in the Directors' report and accounts

 for the YE 31 DEC 2009

PROPOSAL #3: Re-appoint John Hughes as a Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #4: Re-appoint Brian McArthur-Muscroft as a         ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #5: Re-appoint John O'Reilly as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #6: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 the Auditors of the Company to hold office until the

 conclusion of the next general meeting at which

accounts are laid before the Company

PROPOSAL #7: Authorize the Directors to set the                 ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #8: Approve to confer the authority on the          ISSUER            YES             FOR                  FOR

Directors of the Company's Articles of Association

for a period expiring at the end of the next AGM of

the Company after the date on which this resolution

is passed or 30 JUN 2011 and for that period the

Section 551 amount is GBP 132,061

PROPOSAL #S.9: Approve, subject to the passing of              ISSUER            YES             FOR                  FOR

Resolution 8 above, to confer the authority on the

Directors by the Company's Articles of Association

for a period expiring at the end of the next AGM of

the Company after the date on which this resolution

is passed or 30 JUN 2011 and for that period the

Section 561 amount is GBP 19,809

PROPOSAL #S.10: Authorize the Company's, for the                ISSUER            YES             FOR                  FOR

purposes of Section 701 of the Companies Act 1985, to

 make one or more market purchases  Section 693 of

the Companies Act 2006  of up to 19,809,237; ordinary

 shares of GBP 0.002 each in the capital of the

Company, at a minimum price of GBP 0.002 and up to

105% of the average middle market quotations of the

Company's shares as derived from the London Stock

Exchange Daily Official List, over the previous 5

business days; Authority expires the earlier of the

date of next AGM of the Company or 30 JUN 2011 ; the

Company, before the expiry, may make a contract to

purchase ordinary shares which will or may be

executed wholly or partly after such expiry

PROPOSAL #S.11: Approve, with effect from the                     ISSUER            YES             FOR                  FOR

conclusion of the meeting: a  the Articles of

Association of the Company by deleting all the

provisions of the Company's Memorandum of Association

 which, by virtue of Section 28 of the Companies Act

2006, are to be treated as provisions of the

Company's Articles of Association; b  any limit

previously imposed on the Company's authorized share

capital whether by the Company's Memorandum of

Association or Articles of Association or by

resolution in general meeting be removed; and c

adopt the Articles of Associations as specified as

the Articles of Association of the Company in

substitution for and to the exclusion of the existing

PROPOSAL #S.12: Approve that a general meeting other         ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 clear

days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELECOM ITALIA MEDIA SPA, ROMA

  TICKER:                  N/A                 CUSIP:   T92765121

  MEETING DATE:      4/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statement at 31         ISSUER             NO              N/A                  N/A

DEC 2009 and the Board of Directors and Auditors

report; any adjournment thereof

PROPOSAL #O.2: Approve the resignation of one Director      ISSUER             NO              N/A                  N/A

PROPOSAL #O.3: Approve the cancellation concerning            ISSUER             NO              N/A                  N/A

the audit appointment to Reconta Ernst Young SPA; and

 appointment of the Independent Auditors (2010/2018);

 any adjournment thereof

PROPOSAL #O.4: Appointment of the Board of Auditors;         ISSUER             NO              N/A                  N/A

any adjournment thereof

PROPOSAL #E.1: Approve the nominal value erasure of          ISSUER             NO              N/A                  N/A

shares; amend the Article 5 and 6 of Company

PROPOSAL #E.2: Approve the reverse split of shares            ISSUER             NO              N/A                  N/A

and consequent reduction of share capital; amend

Article 5 and 6 of Company

PROPOSAL #E.3: Approve the capital increase to                   ISSUER             NO              N/A                  N/A

maximum EUR 240,000000.00 and cancellation of proxy

to the Board of Directors; amend Article 5 of Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELEGRAAF MEDIA GROEP NV

  TICKER:                  N/A                 CUSIP:   N8502L104

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the general meeting                         ISSUER             NO              N/A                  N/A

PROPOSAL #2: Minutes of the meeting of bearer of                ISSUER             NO              N/A                  N/A

depositary receipts, held on 16 APR 2009

PROPOSAL #3: Review on the AGM Telegraaf Media Groep         ISSUER             NO              N/A                  N/A

NV on 22 APR 2009

PROPOSAL #4: Activities of the foundation                            ISSUER             NO              N/A                  N/A

'Administratiekantoor Van Aandelen Telegraaf Media

Grouep NV' in 2009

PROPOSAL #5: Preparation on the upcoming annual                 ISSUER             NO              N/A                  N/A

general meeting of shareholders Telegraaf Media Groep

 on APR 22 2010

PROPOSAL #6: Any other business                                              ISSUER             NO              N/A                  N/A

PROPOSAL #7: Closing of the general meeting                         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELEGRAAF MEDIA GROEP NV

  TICKER:                  N/A                 CUSIP:   N8502L104

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER             NO              N/A                  N/A

PROPOSAL #2.a: Report of the Executive Board                       ISSUER             NO              N/A                  N/A

concerning the Company'S performance and the Policies

 pursued during the 2009 FY

PROPOSAL #2.b: Corporate governance                                       ISSUER             NO              N/A                  N/A

PROPOSAL #3: Adopt the 2009 financial statements                ISSUER             NO              N/A                  N/A

PROPOSAL #4.a: Grand discharge to the Executive Board        ISSUER             NO              N/A                  N/A

 for the Policies pursued in 2009

PROPOSAL #4.b: Grand discharge to the Supervisory              ISSUER             NO              N/A                  N/A

Board for the supervision exercised pursued in 2009

PROPOSAL #5.a: Approve the appropriation of the result      ISSUER             NO              N/A                  N/A

PROPOSAL #5.b: Notification of the date and location         ISSUER             NO              N/A                  N/A

which the dividend will be made payable

PROPOSAL #6: Approve that the General Meeting of                ISSUER             NO              N/A                  N/A

Shareholders on 22 APR 2009, the Supervisory Board

reported that it was considering whether to fill the

vacancy arising through the decease of Mr. L.G. van

Aken; the Supervisory Board makes a nomination,

within the meaning of Article 2:158(4) of the Dutch

Civil Code, for the appointment of Mr. D.H.H.D.

Ropers as a Supervisory Board Member, on the

understanding that this nomination is made subject to

 the suspensive condition that the General Meeting of

 Shareholders and Central Works Council make no

recommendations within the meaning of Article

2:158(5) of the Dutch Civil Code; CONTD.

PROPOSAL #7: Appointment of the Deloitte Accountants         ISSUER             NO              N/A                  N/A

B.V. as the External Auditor for the

PROPOSAL #8: Authorize the Executive Board of                     ISSUER             NO              N/A                  N/A

Telegraaf Media Groep N.V., for a period of 18 months

 following the date of this meeting, to purchase, on

the stock exchange or otherwise, its own shares or

depositary receipts for shares, up to no more than

one tenth of the issued capital at a price not lower

than the nominal value and not higher than 10% above

the average closing prices of the depositary receipts

 for ordinary shares published in the NYSE Euronext'S

 Daily Official List during the five successive

trading days prior to the date of purchase (Article

13(4) of the Articles of Association)

PROPOSAL #9.a: Authorize the Stichting Beheer van              ISSUER             NO              N/A                  N/A

Prioriteitsaandelen Telegraaf Media Groep N.V. to

issue ordinary shares expires on 01 JUL 2010; it is

proposed that the powers of this trust office to

issue ordinary shares, including granting rights to

acquire ordinary shares, be renewed until 01 JUL

2012, in compliance with the provisions of Article

5(2) of the Articles of Association; this authorize

concerns all unissued ordinary shares in the current

or future authorized capital

PROPOSAL #9.b: Authorize the Stichting Beheer van              ISSUER             NO              N/A                  N/A

Prioriteitsaandelen Telegraaf Media Groep N.V. to

restrict or rule out preferential right of

subscription to ordinary shares expires on 01 JUL

2010; it is proposed that the authorization of this

trust office to restrict or rule out preferential

right of subscription to ordinary shares, including

granting rights to acquire ordinary shares, be

renewed until 01 JUL 2012, in compliance with the

provisions of Article 6(6) of the Articles of

PROPOSAL #10: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #11: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELENET GROUP HLDG NV

  TICKER:                  N/A                 CUSIP:   B89957110

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Communication of and discussion on the         ISSUER             NO              N/A                  N/A

annual report of the Board of Directors and the

report of the Statutory Auditor on the statutory

financial statements of the Company for the FYE on 31

PROPOSAL #2.: Approve the statutory financial                     ISSUER             NO              N/A                  N/A

statements of the Company for the FYE on 31 DEC 2009,

 including the allocation of the result as proposed

by the Board of Directors

PROPOSAL #3.: Communication of and discussion on the         ISSUER             NO              N/A                  N/A

annual report of the Board of Directors and the

report of the Statutory Auditor on the consolidated

financial statements of the Company for the FYE on 31

PROPOSAL #4.: Communication of and discussion on the         ISSUER             NO              N/A                  N/A

consolidated financial statements of the Company for

the FYE on 31 DEC 2009

PROPOSAL #5.A: Grant discharge from liability to the         ISSUER             NO              N/A                  N/A

Directors for the exercise of their mandate during

the FYE on 31 DEC 2009 to: Frank Donck

PROPOSAL #5.B: Grant discharge from liability to the         ISSUER             NO              N/A                  N/A

Directors for the exercise of their mandate during

the FYE on 31 DEC 2009 to: Duco Sickinghe

PROPOSAL #5.C: Grant discharge from liability to the         ISSUER             NO              N/A                  N/A

Directors for the exercise of their mandate during

the FYE on 31 DEC 2009 to: Alex Brabers

PROPOSAL #5.D: Grant discharge from liability to the         ISSUER             NO              N/A                  N/A

Directors for the exercise of their mandate during

the FYE on 31 DEC 2009 to: Andre Sarens

PROPOSAL #5.E: Grant discharge from liability to the         ISSUER             NO              N/A                  N/A

Directors for the exercise of their mandate during

the FYE on 31 DEC 2009 to: De Wilde J. Management

BVBA (Julien De Wilde)

PROPOSAL #5.F: Grant discharge from liability to the         ISSUER             NO              N/A                  N/A

Directors for the exercise of their mandate during

the FYE on 31 DEC 2009 to: Friso van Oranje-Nassau

PROPOSAL #5.G: Grant discharge from liability to the         ISSUER             NO              N/A                  N/A

Directors for the exercise of their mandate during

the FYE on 31 DEC 2009 to: Cytifinance NV (Michel

PROPOSAL #5.H: Grant discharge from liability to the         ISSUER             NO              N/A                  N/A

Directors for the exercise of their mandate during

the FYE on 31 DEC 2009 to: Charles Bracken

PROPOSAL #5.I: Grant discharge from liability to the         ISSUER             NO              N/A                  N/A

Directors for the exercise of their mandate during

the FYE on 31 DEC 2009 to: Shane O'Neill

PROPOSAL #5.J: Grant discharge from liability to the         ISSUER             NO              N/A                  N/A

Directors for the exercise of their mandate during

the FYE on 31 DEC 2009 to: Jim Ryan

PROPOSAL #5.K: Grant discharge from liability to the         ISSUER             NO              N/A                  N/A

Directors for the exercise of their mandate during

the FYE on 31 DEC 2009 to: Gene Musselman

PROPOSAL #5.L: Grant discharge from liability to the         ISSUER             NO              N/A                  N/A

Directors for the exercise of their mandate during

the FYE on 31 DEC 2009 to: Bernie Dvorak

PROPOSAL #5.M: Grant discharge from liability to the         ISSUER             NO              N/A                  N/A

Directors for the exercise of their mandate during

the FYE on 31 DEC 2009 to: Ruth Pirie

PROPOSAL #5.N: Grant discharge from liability to the         ISSUER             NO              N/A                  N/A

Directors for the exercise of their mandate during

the FYE on 31 DEC 2009 to: Niall Curran

PROPOSAL #5.O: Grant discharge from liability to the         ISSUER             NO              N/A                  N/A

Directors for the exercise of their mandate during

the FYE on 31 DEC 2009 to: Diederik Karsten

PROPOSAL #5.P: Grant discharge from liability to the         ISSUER             NO              N/A                  N/A

Directors for the exercise of their mandate during

the FYE on 31 DEC 2009 to: Manuel Kohnstamm

PROPOSAL #6.: Grant discharge from liability to the          ISSUER             NO              N/A                  N/A

Statutory Auditor for the exercise of its mandate

during the FYE on 31 DEC 2009

PROPOSAL #7.: Re-election, upon nomination in                     ISSUER             NO              N/A                  N/A

accordance with the Articles of Association of the

Company, of Mr. Friso van Oranje-Nassau, as a

Independent Director (as specified in the Articles of

 Association of the Company), with immediate effect

and until the closing of the general shareholders'

meeting of 2014, this Director is an Independent

Director because this Director satisfies the

conditions specified in the Articles of Association

of the Company as well as the criteria specified in

Article 526ter of the Belgian Company Code

PROPOSAL #8.: Approve, 1/for all Directors except the        ISSUER             NO              N/A                  N/A

 Directors appointed upon nomination of the majority

shareholder and the Chief Executive Officer: the

determination of (i) a fixed remuneration of EUR

30,000 per annum for each of these Directors and of

EUR 60,000 per annum for the Chairman of the Board of

 Directors; and (ii) a fee of EUR 2,500 for each

meeting of the Board of Directors attended; 2/ for

all Directors appointed upon nomination of the

majority shareholder: determination of (i) a fixed

remuneration of EUR 12,000 per annum for each of

these directors and (ii) a fee of EUR 2,000 for each

meeting of the Board of Directors attended the fixed

remuneration of a Director will only be paid in so

far the Director attends at least half of the

scheduled meetings of the Board of Directors per

year, there will not be a separate remuneration for

the meetings of the committees of the Board of

Directors, the rules laid down in the Corporate

Governance Charter of the Company shall further apply

PROPOSAL #E1.1I: Report in accordance with the                   ISSUER             NO              N/A                  N/A

Articles 583 and 596 of the Belgian Company Code

concerning the proposed issuance of warrants, called

Warrants 2010, and the proposed cancellation of the

preferential subscription right of shareholders

relating thereto, as proposed in items 2 and 4 of the

 agenda

PROPOSAL #E11II: Report, as far as needed and                     ISSUER             NO              N/A                  N/A

applicable, in accordance with Article 560 and 582 of

 the Belgian Company Code regarding the amendment of

the rights of securities, the conversion of

securities of a certain type into another type and

the possible issuance of shares below the par value

of shares as a result of the proposed capital

decrease to which reference is made in item 8 of the

agenda and regarding the amendment of the Articles of

 Association to which reference is made in item 18 of

PROPOSAL #E2.1I: Report in accordance with the                   ISSUER             NO              N/A                  N/A

Article 596 of the Belgian Company Code concerning

the proposed issuance of Warrants 2010 and the

proposed cancellation of the preferential

subscription right of share holders relating thereto,

 as proposed in items 2 and 4 of the agenda

PROPOSAL #E21II: Report, as far as needed and                     ISSUER             NO              N/A                  N/A

applicable, in accordance with Article 582 of the

Belgian Company Code regarding the possible issuance

of shares below the par value of the shares as a

result of the proposed capital decrease to which

reference is made in item 8 of the agenda

PROPOSAL #E.2: Approve the decision to issue                       ISSUER             NO              N/A                  N/A

2,800,000 warrants, referred to as Warrants 2010,

each giving the right to sub-scribe to 1 new common

share of the Company, and to determine the issuance

and exercise conditions thereof in accordance with

the provisions of the General Stock Option Plan 2010

(the Plan) attached to the report of the Board of

Directors to which reference is made in Resolution

E.1.1(i) of the agenda; the warrants can be granted,

within the framework of the Plan, to the employees of

 the Company and its subsidiaries, as contemplated in

 the Plan and the afore mentioned report of the Board

 of Directors; as provided in the aforementioned

Plan, the exercise price of a Warrant 2010 will, upon

 their issuance, be equal to the lower of (x) the

average of the closing prices of the Company's shares

 as traded on Euronext Brussels during the 30 day

period preceding the date of granting of a Warrant

2010 and (y) the closing price of the Company's

shares as traded on Euronext Brussels on the day

preceding the date of grant of a Warrant 2010

PROPOSAL #E.3: Approve the decision, subject to the          ISSUER             NO              N/A                  N/A

condition precedent of, and to the extent of, the

exercise of the Warrants 2010, to increase the share

capital of the Company with an amount equal to the

number of subscription rights represented by the

concerned warrants, being maximum 2,800,000,

multiplied by the applicable subscription price,

subject to, and as determined in the Plan; as

provided in the Plan, the shares to be issued by the

Company upon exercise of the warrants will be

ordinary shares of the Company, and shall have the

same rights and benefits (including as to dividend

rights) as the ordinary shares of the Company that

are outstanding immediately preceding the issuance of

 the new shares as a consequence of the exercise of

the warrants, and upon their issuance they will

benefit from the reduced withholding tax rate of 15%,

 i.e. the so-called VVPR status, with respect to the

dividends, if any, that the Company may declare;

where applicable, such VVPR-right can be represented

by a separate instrument; as determined in the Plan,

upon the exercise of a warrant and upon the issuance

of a new share in accordance with the terms and

conditions of the Plan, the exercise price of the

warrant will be allocated to the share capital of the

 Company; however, to the extent that the amount of

the exercise price of the warrant exceeds the par

value of the shares of the Company immediately

preceding the exercise of the warrant concerned, a

part of the exercise price equal to such fractional

value shall be booked as share capital, whereby the

balance, if any, will be booked as issuance premium;

the issuance premium, if any, shall serve as

guarantee for 3rd parties to the same extent as the

Company's share capital and shall be booked on an un-

available account that can only be decreased or

booked away pursuant to a resolution of the general

shareholders' meeting adopted in the way required for

 an amendment to the Company's Articles of

Association; following the issuance of the shares and

 the resulting capital increase, each of the issued

and outstanding shares of the Company which represent

 the Company's share capital, will represent the same

PROPOSAL #E.4: Approve the decision to cancel the              ISSUER             NO              N/A                  N/A

preferential subscription right of the shareholders

and, in as far as needed and applicable, of the

holders of the still out-standing profit

certificates, warrants or other securities issued by

the company which give right to shares of the

Company, to the benefit of the employees of the

Company and its subsidiaries

PROPOSAL #E.5: Authorize the Company to temporarily          ISSUER             NO              N/A                  N/A

subscribe to the aforementioned warrants so that

these warrants can later on be granted (within a

period of 3 years), in accordance with the terms and

conditions of the Plan, to the beneficiaries of the

Plan which can be selected, being the employees of

the Company and its subsidiaries, decision that the

Company under no circumstances can exercise the

PROPOSAL #E.6: Grant power of attorney to the Board          ISSUER             NO              N/A                  N/A

of Directors to execute the adopted resolutions, to

determine the further conditions of implementation

thereof, and more in general, to do everything

necessary for the implementation of the

aforementioned Plan; and to each Member of the Board

of Directors, to, acting separately: after each

exercise period of the warrants, have the subsequent

capital increases recorded in a notarial deed, and to

 book the amounts corresponding with  the amount of

the new shares issued upon the exercise of the

warrants on the account Share capital and on the

account Issuance premium in accordance with the

abovementioned; and amend in the Articles of

Association the amount of the subscribed share

capital and the number of shares in accordance with

the new status of the share capital and the shares,

as appears from the recorded establishments of the

capital increases, and to complete the history of the

PROPOSAL #E.7: Approve, to the extent required and            ISSUER             NO              N/A                  N/A

applicable, the features of the Specific Stock Option

 Plan 2010-2014, on the basis of which the Company

envisages granting contractual options to the Chief

Executive Officer of the Company:  (a) the stock

options granted to the Chief Executive Officer shall

vest in four installments, as specified, provided

that the respective performance based vesting

criteria are met on the respective vesting dates: (i)

 the first installment of 250,000 stock options shall

 vest on 01 MAR 2011, if the performance based

vesting criteria determined by the HRO Committee for

the period 01 JAN 2010 to 31 DEC 2010 have been

realized; (ii) the second installment of 200,000

stock options shall vest on 01 MAR 2012, if the

performance based vesting criteria determined by the

HRO Committee for the period 01 JAN 2011 to 31 DEC

2011 have been realized; (iii) the 3rd installment of

 200,000 stock options shall vest on 01 MAR 2013, if

the performance based vesting criteria determined by

the HRO Committee for the period 01 JAN 2012 to 31

DEC 2012 have been realized; and (iv) the 4th

installment of 200,000 stock options shall vest on 01

 MAR 2014 if the performance based vesting criteria

determined by the HRO Committee for the period 01 JAN

PROPOSAL #E.8: Approve to decrease the Company's                ISSUER             NO              N/A                  N/A

share capital with an amount to be decided upon by

the general meeting, upon proposal of the Board of

Directors, amount definitively to be determined,

which will equal the product of the number of

outstanding and existing shares on the date of the

extraordinary general shareholders' meeting deciding

upon the capital decrease and 2.23 euro (such amount

of 2.23 euro) as specified referred to as the

Benefit), as a result of which the Company's share

capital shall be reduced by an amount to be decided

upon by the general meeting, upon proposal of the

Board of Directors, as specified, without a decrease

in the number of shares, the purpose of this capital

decrease is to, subject to the conditions of Articles

 612 and 613 of the Belgian Company Code, repay in

cash a part of the share capital to the shareholders,

 more in particular to each share an amount equal to

the Benefit (without distinction between ordinary

Shares, the Golden Shares and the Liquidation

Dispreference Shares, as specified in the Articles of

 Association of the Company); the capital decrease

will not result in the cancellation of existing

shares of the Company, each share of the Company will

 participate to the same extent in the capital

decrease and each share of the Company will represent

 after the capital decrease the same fraction of the

new share capital of the Company; from a tax

perspective, the decrease will only be charged to the

 capital effectively paid up; and authorize the Board

 of Directors to determine the procedure and

formalities and the payment date of the repayment of

the capital decrease in accordance with applicable

legislation and regulations; the procedure and

formalities and the payment date of the repayment of

the capital decrease will be communicated by the

Company in accordance with the applicable legislation

 and regulations; the right to payment of the capital

 decrease will be represented by coupon number 3,

PROPOSAL #E.9: Amend, following and subject to the            ISSUER             NO              N/A                  N/A

condition precedent of the resolution of the capital

decrease specified in resolution 8 of the agenda, the

 number and the exercise price of the Class A Options

 (issued by resolution of the extraordinary general

shareholders' meeting of 27 MAY 2004 and of which the

 number, the exercise price and certain exercise

conditions have been amended pursuant to the Stock

Split 2005 and the capital decreases resolved upon on

 17 AUG 2007 and on 28 MAY 2009), on and effective as

 of the date of the effective repayment of the amount

 of the capital decrease as specified in resolution 8

 of the agenda (hereinafter, the Payment Date), as:

(a) the number of granted Class A Options still

outstanding and not exercised on the Payment Date

will be split by dividing this number by the

Conversion Ratio (as specified); (b) the exercise

price of the Class A Options still outstanding on the

 Payment Date and not exercised after the split as

specified in this resolution will be determined at

four EUR 4.92 per Class A Option, multiplied by the

Conversion Ratio (as specified); (c) for the purposes

 of the amendments in this Resolution, the Conversion

 Ratio will be equal to the result of the fraction

with (i) as numerator (x) the closing stock exchange

price of the Company's share as listed on Euronext

Brussels with coupon number 3 attached thereto, being

 the share cum right (i.e. the right to obtain a

repayment of the Benefit), on the record date, which

will be determined by the Board of Directors and

which will be in principle 3 business days preceding

the Payment Date and which will be communicated in

accordance with the applicable legislation and

regulations (the Reference Stock Exchange), less (y)

the amount of the Benefit, and (ii) as denominator

the Reference Stock Exchange; (d) for the purposes of

 the amendments as specified in this Resolution, the

following rules will be applied for rounding: (i) if

the calculation of the new number of Class A Options

of a holder of Class A Options in accordance with the

 resolution relating to the split as specified in

this resolution results into a number with numbers

after the comma, this number will be rounded up to

the nearest higher number without numbers after the

comma (if the first number after the comma is higher

than or equal to 5) or rounded down to the nearest

lower number without numbers after the comma (if the

number after the comma is less than 5); (ii) if the

calculation of the new exercise price of the Class A

Options (after the decision relating to the split as

specified in this Resolution) in accordance with the

resolution as specified in this resolution results

into a number with three numbers after the comma, the

 exercise price will be rounded up with two numbers

after the comma (if the 3rd number after the comma is

 higher than or equal to 5) or rounded down to the

lower number (if the 3rd number after the comma is

less than five 5); (e) without prejudice to the

aforementioned amendments in this resolution up to

PROPOSAL #E.10: Amend, following and subject to the          ISSUER             NO              N/A                  N/A

condition precedent of the resolution of the capital

decrease as specified in resolution 8 of the agenda

and the resolution as specified in resolution 9 of

the agenda, the number and the subscription price of

the Class A Profit Certificates (determined by

resolution of the extraordinary general shareholders'

 meeting of 27 MAY 2004 and of which the number and

certain characteristics were amended pursuant to the

Stock Split 2005 and the capital decreases resolved

upon on 17 AUG 2007 and on 28 MAY 2009), to be issued

 by the company upon exercise of the Class A Options,

 on and with effect as of the Payment Date, as: (a)

it is resolved to issue a maximum number of Class A

Profit Certificates equal to the number of Class A

Options that will be outstanding on the Payment Date

after the split of these Class A Options provided in

resolution 9 of the agenda, and consequently, to

issue, subject to the condition precedent and to the

extent of the exercise of the a Class A Options

concerned, each time 1 new Class A Profit Certificate

 per Class A Option exercised; (b) it is resolved

that the subscription price of the Class A Profit

Certificates to be issued upon exercise of the Class

A Options that will be outstanding on the Payment

Date after the split of the Class A Options provided

in resolution 9 of the agenda, per Class A Profit

Certificate, will be equal to the exercise price of a

 Class A Option after the amendment of the relevant

exercise price on the Payment Date as provided in

resolution 9 of the agenda; (c) without prejudice to

the aforementioned amendments in this resolution, no

other amendments are made to the conditions of the

Class A Profit Certificates

PROPOSAL #E.11: Amend, following and subject to the          ISSUER             NO              N/A                  N/A

resolutions as specified in resolutions 8, 9 and 10

of the agenda, on and effective as of the Payment

Date, the resolution adopted by the general

shareholders' meeting of 27 MAY 2004 relating to the

issuance of new shares, amended as a result of the

Stock Split 2005 and the capital decreases resolved

upon on 17 AUG 2007 and on 28 MAY 2009 and the

corresponding capital increase upon conversion of

Class A Profit Certificates, in order to take into

account the resolutions as specified in 9 and 10 of

the agenda, and consequently, to resolve that: (1)

subject to and to the extent of the conversion of the

 Class A Profit Certificates, one new ordinary Share

will be issued per converted Class A Profit

Certificate in exchange for the converted Class A

Profit Certificate (through unification of titles),

which share shall be an ordinary share and shall have

 the rights and benefits as determined in the

Company's Articles of Association and shall

participate in the result in the same way as the

ordinary shares then outstanding; and (2) subject to

and to the extent of the conversion of Class A Profit

 Certificates, per converted Class A Profit

Certificate: (a) to increase the Company's share

capital with an amount equal to the lowest of (i) the

 fractional value of the existing shares of the

company prior to the conversion and (ii) the

applicable subscription price of the relevant Class A

 Profit Certificate (taking into account the

amendments as specified in resolution 10 of the

agenda); (b) to book an amount equal to the

difference between the amount mentioned under (a)(ii)

 and the amount mentioned under (a)(i), should this

difference be positive, as an issuance premium (which

 will serve as a guarantee for third parties to the

same extent as the Company's share capital and which

can only be decreased or booked away by means of a

resolution of the general shareholders' meeting of

the Company resolving in the manner required for an

amendment to the Company's Articles of Association);

(c) to decrease the separate unavailable account

Profit Certificates Account with an amount equal to

the applicable subscription price paid for the

relevant Class A Profit Certificate (taking into

account the amendments set forth in item 10 of the

agenda); and (d) whereby, after the capital increase,

PROPOSAL #E.12: Amend, following and subject to the          ISSUER             NO              N/A                  N/A

resolution of capital decrease as specified in

resolution 8 of the agenda, the number and the

exercise price of the Class B Options (issued by

resolution of the extraordinary general shareholders'

 meeting of 15 DEC 2004 and of which the number, the

exercise price and certain exercise conditions have

been amended pursuant to the Stock Split 2005 and the

 capital decrease resolved upon on 17 AUG 2007 and on

 28 MAY 2009), on and effective as of the Payment

Date, as: (a) the number of granted Class B Options

still outstanding and not exercised on the Payment

Date will be split by dividing this number by the

Conversion Ratio (as specified); (b) the exercise

price of the Class B Options still outstanding and

not exercised on the Payment Date after the split as

specified in this resolution will be determined at

EUR 6.16 per Class B Option multiplied by the

Conversion Ratio (as specified); (c) for the purposes

 of the amendments as specified in this resolution,

the rules with regard to rounding as specified in

resolution 9 of the agenda will be applicable mutatis

 mutandis; (d) without prejudice to the

aforementioned amendments in this resolution, no

other amendments are made to the issuance and

PROPOSAL #E.13: Amend, following and subject to the          ISSUER             NO              N/A                  N/A

resolution of the capital decrease as specified in

resolutions 8 and 12 of the agenda, the number and

the subscription price of the Class B Profit

Certificates (determined by resolution of the

extraordinary general shareholders' meeting of 15 DEC

 2004 and of which the number and certain

characteristics were amended pursuant to the Stock

Split 2005 and the capital decreases resolved upon on

 17 AUG 2007 and on 28 MAY 2009), to be issued by the

 Company upon exercise of the Class B Options, on and

 with effect as of the Payment Date, as follows: (a)

it is resolved to issue a maximum number of Class B

Profit Certificates equal to the number of Class B

Options that will be outstanding on the Payment Date

after the split of these Class B Options provided in

resolution 12 of the agenda, and consequently, to

issue, subject to the condition precedent and to the

extent of the exercise of the Class B Options

concerned, each time one (1) new Class B Profit

Certificate per Class B Option exercised; (b) it is

resolved that the subscription price of the Class B

Profit Certificates to be issued upon exercise of the

 Class B Options that will be outstanding on the

Payment Date after the split of the Class B Options

provided in resolution 12 of the agenda, per Class B

Profit Certificate, will be equal to the exercise

price of a Class B Option after the amendment of the

relevant exercise price on the Payment Date as

provided in resolution 12 of the agenda; (c) without

prejudice to the aforementioned amendments in this

resolution, no other amendments are made to the

conditions of the Class B Profit Certificates

PROPOSAL #E.14: Amend, following and subject to the          ISSUER             NO              N/A                  N/A

resolutions as specified in resolutions 8, 12 and 13

of the agenda, on and effective as of the Payment

Date, the resolution adopted by the general

shareholders' meeting of 15 DEC 2004, amended as a

result of the Stock Split 2005 and the capital

decreases resolved upon on 17 AUG 2007 and on 28 MAY

2009, relating to the issuance of new shares and the

corresponding capital increase upon conversion of

Class B Profit Certificates, in order to take into

account the resolutions as specified in resolution 12

 and 13 of the agenda, and consequently, to resolve

that: (1) subject to and to the extent of the

conversion of the Class B Profit Certificates, 1 new

ordinary Share will be issued per converted Class B

Profit Certificate in exchange for the converted

Class B Profit Certificate (through unification of

titles), which share shall be an ordinary share and

shall have the rights and benefits as determined in

the Company's Articles of Association and shall

participate in the result in the same way as the then

 outstanding ordinary shares; and (2) subject to and

to the extent of the conversion of the Class B Profit

 Certificates, per converted Class B Profit

Certificate: (a) to increase the Company's share

capital with an amount equal to the lowest of (i) the

 fractional value of the existing shares of the

Company prior to the conversion and (ii) the

applicable subscription price of the relevant Class B

 Profit Certificate (taking into account the

amendments as specified in resolution 13 of the

agenda); (b) to book an amount equal to the

difference between the amount mentioned under (a)(ii)

 and the amount mentioned under (a)(i), should this

difference be positive, as an issuance premium (which

 will serve as a guarantee for third parties to the

same extent as the Company's share capital and which

can only be decreased or booked away by means of a

resolution of the general shareholders' meeting of

the Company resolving in the manner required for an

amendment to the Company's Articles of Association);

(c) to decrease the separate unavailable account

Profit Certificates Account with an amount equal to

the applicable subscription price paid for the

relevant Class B Profit Certificate (taking into

account the amendments as specified in resolution 13

of the agenda); and (d) whereby, after the capital

increase, each Share of the company will represent

PROPOSAL #E.15: Amend Articles 6 and 8bis and 8ter,          ISSUER             NO              N/A                  N/A

as specified, whereby in this amendments as specified

 in this resolution the language [the Payment Date]

will be the date of the Payment Date, (y) the

language [price] will be the exercise price in euro

as determined as from the Payment date in accordance

with the resolutions 9 and 12 of the agenda, and the

language [number] will be the new number of Class A

and B options into which the Class A and B Options

will be split effective as of the Payment Date in

accordance with resolution 9 and 12 respectively of

the agenda

PROPOSAL #E.16: Amend, following and subject to the          ISSUER             NO              N/A                  N/A

resolution of the capital decrease as specified in

resolution 8 of the agenda and upon proposal by the

Board of Directors, the number and the subscription

price of the warrants as specified in this

resolution, on and with effect as of the Payment

Date, as: (a) the amendments as specified in this

resolution up to and including (f), are (unless

stated otherwise) respectively applicable to the

following types of warrants issued by the Company:

(1) the warrants, hereafter called Warrants 2007,

which were issued by the resolution of the EGM of 27

DEC 2007 and which were already granted to and

accepted by beneficiaries and are still outstanding

on the Payment Date, (2) the warrants, hereafter

called Warrants 2008, which were issued by resolution

 of the EGM of 29 MAY 2008 and which were already

granted and are still outstanding on the Payment

Date, (3) the warrants, hereafter called Warrants

2009 which were issued by resolution of the EGM of 28

 MAY 2009 and which were already granted and are

still outstanding on the Payment Date and (4) the

Warrants 2010 which were issued by resolution of the

EGM of 28 APR 2010 and which were already granted and

 are still outstanding on the Payment Date; (b) the

respective number of the already granted warrants

2007, the already granted warrants 2008, the already

granted warrants 2009 and the already granted

warrants 2010 which still exist on the Payment Date

and which were not yet exercised, will be split by

dividing these numbers of warrants by the Conversion

Ratio (as specified in resolution 9 of the agenda;

(c) the applicable exercise price of each of the

already granted Warrants 2007, the already granted

warrants 2008, the already granted warrants 2009 and

the already granted warrants 2010 which still exist

on the Payment Date and which were not yet exercised

shall, after the split as specified in this

resolution, be equal to the applicable exercise price

 of the concerned warrant, multiplied by the

Conversion Ratio; (d) for the purposes of the

amendments specified in this resolution, per holder

of the warrants and per type of the warrant

(respectively per number of     warrants 2007,

warrants 2008, warrants 2009 and warrants 2010, where

 applicable) held by such holder, the same rules will

 be applied for rounding as specified in resolution 9

 of the agenda); (e) without prejudice to the

aforementioned amendments in this resolution, no

other amendments are made to the issuance and

exercise conditions of respectively the warrants

2007, the warrants 2008, the warrants 2009 and the

warrants 2010; (f) for clarity purposes, it is

pointed out that the number of warrants 2007 and

warrants 2010 issued, but not yet granted to a

PROPOSAL #E.17: Amend, following and subject to the          ISSUER             NO              N/A                  N/A

entering into force of the resolutions as specified

in resolutions 8 and 16 of the agenda, as far as

needed and applicable, on and effective as of the

Payment Date, the respective resolutions adopted by

the general shareholders' meeting of 27 DEC 2007

relating to the warrants 2007, the resolutions

adopted by the general shareholders' meeting of 29

MAY 2008 relating to the warrants 2008, the

resolutions adopted by the general shareholders'

meeting of 28 MAY 2009 relating to the warrants 2009

and the resolutions adopted by the general

shareholders' meeting of 28 APR 2010 relating to the

warrants 2010, to the issuance of new shares and the

capital increase, upon and to the extent of the

exercise of the concerned warrants, in order to take

into account the resolutions as specified in this

resolution of the agenda, and consequently, to

resolve that, as far as necessary and applicable: (1)

 subject to and to the extent of the exercise of a

concerned warrant, one new ordinary Share will be

issued per exercised warrant, which share shall be an

 ordinary share and shall have the rights and

benefits as determined in the Company's Articles of

Association and in the issuance and exercise

conditions of the concerned warrant and shall

participate in the result of the Company in the same

way as the outstanding ordinary shares; and (2)

subject to and to the extent of the exercise of a

warrant, per exercised warrant, to increase the

Company's share capital, mutatis mutandis, in

accordance with the issuance and exercise conditions

of the concerned warrant, taking into account the

PROPOSAL #E.18: Amend, in order to simplify the                 ISSUER             NO              N/A                  N/A

Articles of Association of the Company, proceed to

the amendments of the Articles of Association:  to

include the complete history of the amendments of the

 Articles of Association of the Company as of now as

Annex A to the Articles of Association; Articles 1 3,

 6, 8, 8bis and 8ter, 9, 14, 15 to 21, 24.1, 24.2,

24.3, 29.2, 29.5, 29.7, 29.9, 29.10, 48.1, 48.4,

48.6, 58, 59, 24.4, 24.5, 27, 32, 33, 41, 42, 45,

48.5, 49ter, 56.2, 56bis, as specified

PROPOSAL #E.19: Approve to extend the authorization          ISSUER             NO              N/A                  N/A

granted by the EGM of 29 MAY 2008 to the Board of

Directors, as extended by the EGM of 28 MAY 2009, to,

 in the framework of the capital increase with a

subscription amount of maximum EUR 23,500,000.00;

establish, in accordance with the resolutions taken

by the EGM of 29 MAY 2008, (i) the exact amount of

the Capital increase (as specified by the concerned

EGM), (ii) the issuance price and (iii) the exact

number of shares to be issued; establish the criteria

 and procedure for subscription by the employees of

the Company and/or its subsidiaries to the new shares

 to be issued in the framework of the Capital

Increase; establish the subscription period in the

framework of the Capital increase; as of 31 MAY 2010,

 1 minute before midnight (23h59) until 31 MAY 2011,

1 minute before midnight (23h59); and to state

accordingly that the new shares will participate in

the Company's result in the same way as the

outstanding ordinary shares

PROPOSAL #E.20: Approve, in as far as needed and                ISSUER             NO              N/A                  N/A

applicable, in accordance with Article 556 of the

Belgian Company Code of the terms and conditions of

(a) the aforementioned Warrant Plan 2010, including,

but not limited to, the provisions of Article 8.2.2

of the Plan, and (b) the feature of the Specific

Stock Option Plan 2010-2014 referred to in the last

sentence of this resolution of the aforementioned

agenda item 7, which may grant rights that either

could have an impact on the Company's equity or could

 give rise to a liability or obligation of the

Company in case of a change of control over the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TELEPERFORMANCE, PARIS

  TICKER:                  N/A                 CUSIP:   F9120F106

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Company's accounts                      ISSUER            YES             FOR                  FOR

PROPOSAL #O.2: Approve the consolidated accounts                ISSUER            YES             FOR                  FOR

PROPOSAL #O.3: Approve an agreement regulated under          ISSUER            YES             FOR                  FOR

Articles L.225-86 et sequence of the Code de Commerce

 re the Company's sale of its majority holding in its

 German subsidiary, NETC, to its Luxembourg

subsidiary, LCC

PROPOSAL #O.4: Approve an agreement regulated under          ISSUER            YES             FOR                  FOR

Articles L.225-86 et sequence of the Code de Commerce

 re the remuneration of Mr. Michel Peschard

PROPOSAL #O.5: Approve the allocation of the result           ISSUER            YES             FOR                  FOR

PROPOSAL #O.6: Ratify the co-opting of 2 Members of          ISSUER            YES         AGAINST           AGAINST

the Supervisory Board - Messrs. Jacques Berrebi and

Jean Guez

PROPOSAL #O.7: Ratify the co-opting of a Member of            ISSUER            YES             FOR                  FOR

the Supervisory Board Mr. Mario Sciacca

PROPOSAL #O.8: Appointment of Mr. Stephen Winningham         ISSUER            YES             FOR                  FOR

as a new Member of the Supervisory Board

PROPOSAL #O.9: Appointment of Mr. Robert Paszczak as         ISSUER            YES             FOR                  FOR

a new Member of the Supervisory Board

PROPOSAL #O.10: Appointment of Mr. Philippe Ginestie         ISSUER            YES             FOR                  FOR

as a new Member of the Supervisory Board

PROPOSAL #O.11: Approve the Directors' attendance fees      ISSUER            YES             FOR                  FOR

PROPOSAL #O.12: Grant authority to trade in the                 ISSUER            YES             FOR                  FOR

Company's shares

PROPOSAL #E.13: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

cancel up to 10% of the authorized capital from

equity held by the Company over a period of 24 months

PROPOSAL #E.14: Authorize the Board of Directors, for        ISSUER            YES             FOR                  FOR

 26 months, to increase the authorized capital, with

the preferential right of subscription for

shareholders maintained, by issuing ordinary shares

or any transferable securities giving access to the

capital of the Company or of its subsidiaries, by a

maximum face value of 40 million EUROS  ordinary

shares  and 300 million EUROS transferable securities

 representative of debts

PROPOSAL #E.15: Authorize the Board of Directors, for        ISSUER            YES             FOR                  FOR

 26 months, to increase the number of securities to

be issued if an issue is oversubscribed at the time

of making a capital increase, with a preferential

right of subscription for the shareholders, capped at

 15% of the initial issue value

PROPOSAL #E.16: Authorize the Board of Directors, for        ISSUER            YES             FOR                  FOR

 26 months, to increase the authorized capital,

capped at 10% of said capital, to pay for

contributions in kind of equity capital or

transferable securities giving access to the capital

PROPOSAL #E.17: Authorize the Board of Directors, for        ISSUER            YES             FOR                  FOR

 26 months, to increase the authorized capital by

incorporation of premia, reserves, profits or other

sums whose capitalization is permitted , capped at a

maximum amount of 150 million EUROS

PROPOSAL #E.18: Authorize the Board of Directors, for        ISSUER            YES             FOR                  FOR

 26 months, to make capital increases restricted to

Members of a Corporate or Group Personal Equity Plan,

 capped at a maximum face value of 2 million EUROS

PROPOSAL #E.19: Amend the Article 13 of the Articles         ISSUER            YES             FOR                  FOR

of Association

PROPOSAL #E.20: Powers for the necessary legal                   ISSUER            YES             FOR                  FOR

formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TEMENOS GROUP AG, GENF

  TICKER:                  N/A                 CUSIP:   H8547Q107

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2009 annual report, the              ISSUER            YES             FOR                  FOR

2009 unconsolidated financial statements [including

the remuneration report] stating a profit for the

year of CHF 540,000 and the 2009 consolidated

financial statements stating a consolidated profit

for the year of USD 68,543,000

PROPOSAL #2.: Approve the allocation of the balance          ISSUER            YES             FOR                  FOR

sheet result: Board of Directors proposes to not

declare the distribution of a dividend and to carry

forward the retained earnings of CHF 3,378,000

PROPOSAL #3.: Grant discharge to the Members of the          ISSUER            YES             FOR                  FOR

Board of Directors and Senior Management for the FY

2009

PROPOSAL #4.: Approve to extend the Board of                       ISSUER            YES             FOR                  FOR

Directors' authorization to create authorized

capital, provided to the Board of Directors until 20

JUN 2010, by two additional years i.e, until 04 JUN

2012: amend Article 3ter Paragraph 1 of the Article

of Association [as specified]; there are no further

alterations to the regulations regarding the

PROPOSAL #5.: Amend the Articles 3 quarter (1) and            ISSUER            YES             FOR                  FOR

(2) of the Articles of Association of  the Company

[as specified]; the rest of the Article 3 quarter

remains unchanged

PROPOSAL #6.: Re-elect Mr. Andreas Andreades as a              ISSUER            YES             FOR                  FOR

Member of the Board of Directors for a new term of

office of three years

PROPOSAL #7.: Re-elect PricewaterhouseCoopers SA,              ISSUER            YES             FOR                  FOR

Geneva, as the Auditors for a new term of office of

one year

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TEMP HOLDINGS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J8298W103

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TESSENDERLO CHEMIE NV, TESSENDERLO

  TICKER:                  N/A                 CUSIP:   B90519107

  MEETING DATE:      6/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the cancellation of the non-used        ISSUER             NO              N/A                  N/A

 balance of the authorized capital on the day of the

publication of the decision and creation of a new

authorized capital of EUR 40,000,000 for a term of 5

years; amend the Article 7, fourth paragraph of the

Articles of Association, so that the text of the

Article 7 would read as specified; replacement of the

 second, third and fourth paragraph of the Article 8

of the Articles of Association by a new second

paragraph, so that Article 8 of the Articles of

Association would read as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TESSENDERLO CHEMIE NV, TESSENDERLO

  TICKER:                  N/A                 CUSIP:   B90519107

  MEETING DATE:      6/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the reports of the Board of              ISSUER             NO              N/A                  N/A

Directors and of the statutory Auditor

PROPOSAL #2.: Approve the annual accounts of the year        ISSUER             NO              N/A                  N/A

 2009 as proposed by the Board of Directors, the

proposal of the Board to distribute a gross dividend

of 1,33 EUR per share [net dividend of 1 euro in case

 of 25% Belgian withholding tax]

PROPOSAL #3.1: Grant discharge to the Members of the         ISSUER             NO              N/A                  N/A

Board of Directors by separate vote and in accordance

 with Article 554 of the Belgian Company Code, for

the execution of their mandate during the FYE on 31

DEC 2009

PROPOSAL #3.2: Grant discharge to the Statutory                 ISSUER             NO              N/A                  N/A

Auditor: by separate vote and in accordance with

Article 554 of the Belgian Company Code, for the

execution of his mandate during the FYE on 31 DEC 2009

PROPOSAL #4.1: Approve to renew the mandate of Mr.            ISSUER             NO              N/A                  N/A

Gerard Marchand as a Director for a period of 4

years, his mandate will end after the shareholders'

meeting approving the annual accounts for the FY

closed on 31 DEC 2013

PROPOSAL #4.2: Approve to renew the mandate of Mr.            ISSUER             NO              N/A                  N/A

Michel Nicolas as a Director for a period of 4 years,

 his mandate will end after the shareholders' meeting

 approving the annual accounts for the FY closed on

31 DEC 2013

PROPOSAL #4.3: Approve to renew the mandate of Mr.            ISSUER             NO              N/A                  N/A

Alain Siaens as a Director for a period of 4 years,

his mandate will end after the shareholders' meeting

approving the annual accounts for the FY closed on 31

 DEC 2013

PROPOSAL #5.: Approve to decides to remunerate the            ISSUER             NO              N/A                  N/A

Directors in accordance with the following

remuneration policy : the Non-Executive Directors,

the Chairman of the Board of Directors excepted,

receive a fixed remuneration of 53.679 EUR the

Chairman of the Board of Directors receives a fixed

remuneration of 140.000 EUR, furthermore an

attendance fee amounting to 1.860 EUR is granted per

meeting of the Nomination and Remuneration Committee,

 of the strategic Committee and of the Committee of

Independent Directors created in accordance with

Article 524 of the Belgian Company Code, the

attendance fee for the Audit Committee per meeting

amounts to 3.000 EUR per Director, and 4.500 EUR for

the Director presiding the Audit Committee, the

Executive Director receives, in his capacity of

PROPOSAL #6.: Appoints KPMG Bedrijfsrevisoren BV                ISSUER             NO              N/A                  N/A

CVBA/Reviseurs d'Entreprises SC SCRL [B001] [further

KPMG], Prins Boudewijnlaan 24d, 2550 Kontich, as the

Statutory Auditor for a period of 3 years the mandate

 will expire after the Annual Shareholder's meeting

approving the financial statements for the year 2012,

 KPMG nominates Mr. Ludo Ruysen [IBR/IRE Nr A00949],

partner of KPMG, as the legal representative, the

Audit Fees for the audit of the statutory annual

accounts and consolidated accounts amount to 170.000

EUR for the financial year ending on 31 DEC 2010

these fees are adjusted annually based on the change

in the health-index

PROPOSAL #7.: Approve, in accordance with Article 556        ISSUER             NO              N/A                  N/A

 of the Belgian Company Gode, the general meeting

approves (i) Article 13.3 [prepayment and

cancellation of the loan upon change of Control] of

the Facilities Agreement executed on 26 FEB 2010 for

a maximum amount of 500 million euro between, amongst

 others, Tessenderlo Chemie NV as Company and

Guarantor, Tessenderlo Finance NV and Tessenderlo NL

Holding B.V. as Borrowers, certain subsidiaries of

Tessenderlo Chemie NV as Guarantors, Fortis Bank

NV/SA, ING Bank N.V. and KBC Bank NV as Arrangers,

ING Bank N.V. as Facility Agent and Swingline Agent

and KBC Bank NV as Issuing Bank [the Facilities

Agreement], as well as (ii) each other Article of the

 Facilities Agreement which confers rights to third

parties which can have an influence on the

patrimonium of Tessenderlo Chemie NV, or can create a

 debt or obligation for it, when the exercise of

these rights is dependent on the launching of a

public takeover bid on the shares of Tessenderlo

Chemie NV or of a change of Control over Tessenderlo

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TEST-RITE INTERNATIONAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y85920109

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The procedures of transferring buy              ISSUER             NO              N/A                  N/A

back treasury stocks to employees

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.26 per share

PROPOSAL #B.3: Approve the capital injection by                 ISSUER            YES             FOR                  FOR

issuing new shares from book running or private

placement

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.6: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.7: Election of Ms. Ho. Robin/Shareholder         ISSUER            YES             FOR                  FOR

No: 40 as a Director

PROPOSAL #B.8: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

directors from participation in competitive business

PROPOSAL #B.9: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  T-GAIA CORPORATION

  TICKER:                  N/A                 CUSIP:   J8298A101

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Streamline Business          ISSUER            YES             FOR                  FOR

Lines, Chairperson to Convene and Chair a

Shareholders Meeting

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TGS NOPEC GEOPHYSICAL CO

  TICKER:                  N/A                 CUSIP:   R9138B102

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of a Chairman for the meeting          ISSUER            YES             FOR                  FOR

and a person to sign the minutes together with the

Chairman

PROPOSAL #2: Approve the notice and the agenda for            ISSUER            YES             FOR                  FOR

the general meeting

PROPOSAL #3: Approve the annual accounts and annual          ISSUER            YES             FOR                  FOR

report 2009 and the Boards proposal on dividend

PROPOSAL #4: Approve the Auditors fee                                    ISSUER            YES             FOR                  FOR

PROPOSAL #5.A: Election of Hank Hamilton as a                     ISSUER            YES             FOR                  FOR

Chairman of the Board of Directors

PROPOSAL #5.B: Election of Dr. Colette Lewiner as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.C: Election of Elisabeth Harstad as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.D: Election of Mark Leonard as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #5.E: Election of Bengt Lie Hansen as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6: Approve the Directors' fee                                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Approve the compensation to the members         ISSUER            YES             FOR                  FOR

of the Nomination Committee

PROPOSAL #8: Approve the renewal of authority to                ISSUER            YES         AGAINST           AGAINST

acquire the Company's own shares

PROPOSAL #9: Approve the resolution to reduce the              ISSUER            YES             FOR                  FOR

capital by cancellation of treasury shares

PROPOSAL #10: Approve the advisory vote on the                   ISSUER            YES         AGAINST           AGAINST

guidelines on compensation to the Executive Managers

PROPOSAL #11: Approve the Stock Option Plan 2010 and         ISSUER            YES         AGAINST           AGAINST

the issuance of free-standing warrants

PROPOSAL #12: Approve the renewal of authority to              ISSUER            YES             FOR                  FOR

increase the share capital

PROPOSAL #13: Amend the Articles Section 7                           ISSUER            YES             FOR                  FOR

PROPOSAL #14: Approve to delete the Articles Section 8      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THAI PLASTIC AND CHEMICALS PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y87090141

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the minutes of the AGM of                       ISSUER            YES             FOR                  FOR

shareholders No. 44  2009

PROPOSAL #2: Acknowledge the 2009 annual report                  ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve the balance sheets and the                 ISSUER            YES             FOR                  FOR

statement of earning for the FYE 31 DEC 2009

PROPOSAL #4: Approve the appropriation of profits and        ISSUER            YES             FOR                  FOR

 payment of dividends for the operating performance

of the year 2009

PROPOSAL #5: Elect the Directors in place of those            ISSUER            YES             FOR                  FOR

vacating the office by rotation

PROPOSAL #6: Approve the remuneration of Directors            ISSUER            YES             FOR                  FOR

for the year 2010

PROPOSAL #7: Appoint the Auditor and fix the audit            ISSUER            YES             FOR                  FOR

fees for the year 2010

PROPOSAL #8: Other matters  if any                                         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THANACHART CAPITAL PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y8738D155

  MEETING DATE:      11/5/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the minutes of the AGM of                     ISSUER            YES             FOR                  FOR

shareholders for the year 2009

PROPOSAL #2.: Approve to enter into the bidding                 ISSUER            YES             FOR                  FOR

process of Thanachart Bank Public Company Limited, a

subsidiary, to buy shares of SCIB from FIDF

PROPOSAL #3.: Other business [if any]                                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THANACHART CAPITAL PUBLIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y8738D155

  MEETING DATE:      4/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the minutes of the extraordinary        ISSUER            YES             FOR                  FOR

 meeting of shareholders No.1/2009

PROPOSAL #2: Acknowledge the 2009 performance of the         ISSUER            YES             FOR                  FOR

Company

PROPOSAL #3: Approve the balance sheets and income            ISSUER            YES             FOR                  FOR

statements for the YE 31 DEC 2009

PROPOSAL #4: Approve the appropriation of profit and         ISSUER            YES             FOR                  FOR

the payment of dividend for the year 2009 operating

performance

PROPOSAL #5: Acknowledge the Directors' remuneration         ISSUER            YES             FOR                  FOR

in the year 2009, and authorize the Board of

Directors to adjust Directors' remuneration, and

approve the Directors' performance allowances for the

 year 2009 performance

PROPOSAL #6.1: Election of Mr. Banterng Trantivit as         ISSUER            YES             FOR                  FOR

a Director, for the replacement of the Directors

retiring by rotation in 2010 to serve as the

Directors for another term

PROPOSAL #6.2: Election of Mr. Phimol Rattapat  as a         ISSUER            YES             FOR                  FOR

Director, for the replacement of the Directors

retiring by rotation in 2010 to serve as the

Directors for another term

PROPOSAL #6.3: Election of Mr. Somkiat Sukdheva as a         ISSUER            YES             FOR                  FOR

Director, for the replacement of the Directors

retiring by rotation in 2010 to serve as the

Directors for another term

PROPOSAL #7.: Appoint the Auditor and approve to                ISSUER            YES             FOR                  FOR

determine the Audit fee for the year 2010

PROPOSAL #8.: Authorize the Thanachart Bank Public            ISSUER            YES             FOR                  FOR

Company Limited, a Subsidiary, to purchase shares of

Siam City Bank Public Company Limited [SCIB] from

financial institution development fund and tender

offering of Siam City Bank Public Company Limited and

 Ratchthani Leasing Public Company Limited from all

securities holders, including to accept the entire

business transfer of SCIB

PROPOSAL #9.: Other business [if any]                                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE AICHI BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J07686108

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE AKITA BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J01092105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE AOMORI BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J01680107
  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Reduce Board Size to         ISSUER            YES             FOR                  FOR

12, Reduce Term of Office of Directors to One Year

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Retiring Directors and Corporate

Auditors, Approve Payment of Accrued Benefits

associated with Abolition of Retirement Benefit

System for Current Corporate Officers

PROPOSAL #6: Authorize Use of Stock Option Plan for          ISSUER            YES             FOR                  FOR

Directors, Excluded from the Regular Compensations,

and   Allow Board to Authorize Use of Stock Option

Plan for Directors and Executive Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE ATHENS WATER SUPPLY AND SEWERAGE COMPANY    (E

  TICKER:                  N/A                 CUSIP:   X0257L107

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual financial statements        ISSUER             NO              N/A                  N/A

 for 2009 along with Board of Directors and Auditors'

 reports

PROPOSAL #2: Approve the dismissal of Board of                   ISSUER             NO              N/A                  N/A

Directors and Auditors from every compensational

liability for 2009

PROPOSAL #3: Approve the dividend distribution and of        ISSUER             NO              N/A                  N/A

 its key dates

PROPOSAL #4: Approve the President's and Managing              ISSUER             NO              N/A                  N/A

Consultant's salaries for 2009 and pre-approval of

them for 2010

PROPOSAL #5.: Approve the Board of Director's                     ISSUER             NO              N/A                  N/A

remunerations and pre-approval of them for 2010

PROPOSAL #6: Election of two ordinary and substitute         ISSUER             NO              N/A                  N/A

Chartered Auditors and approve their remunerations

PROPOSAL #7: Various announcements                                         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE BANK OF IWATE,LTD.

  TICKER:                  N/A                 CUSIP:   J25510108

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors and Corporate Auditors

PROPOSAL #5: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE BANK OF OKINAWA,LTD.

  TICKER:                  N/A                 CUSIP:   J04032108

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Directors

PROPOSAL #5: Approve Payment of Accrued Benefits                ISSUER            YES         AGAINST           AGAINST

associated with Abolition of Retirement Benefit

System for Current Directors and Corporate Auditors

PROPOSAL #6: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Directors and Corporate Auditors

PROPOSAL #7: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Option Plan for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE BANK OF SAGA LTD.

  TICKER:                  N/A                 CUSIP:   J04116109

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE CHIBA KOGYO BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J05712104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Revise Articles                 ISSUER            YES             FOR                  FOR

Related to Class I and III Shares, Adopt Reduction of

 Liability System for Outside Directors,   Adopt

Reduction of Liability System for Outside Auditors

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Substitute Corporate Auditor           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

PROPOSAL #C.1: Amend Articles to: Revise Articles              ISSUER            YES             FOR                  FOR

Related to Class I and III Shares, Adopt Reduction of

 Liability System for Outside Directors, Adopt

Reduction of Liability System for Outside Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE CHIBA KOGYO BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J05712104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Revise Articles                 ISSUER            YES             FOR                  FOR

Related to Class I and III Shares, Allow Company to

Repurchase its Class I and III Shares, Adopt

Reduction of Liability System for Outside Directors,

Adopt Reduction of Liability System for Outside

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE DAIEI,INC.

  TICKER:                  N/A                 CUSIP:   J08946196

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

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  ISSUER:                  THE DAISAN BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J10752103

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

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  ISSUER:                  THE EHIME BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J12684106

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

PROPOSAL #4: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Directors

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  ISSUER:                  THE EIGHTEENTH BANK,LIMITED

  TICKER:                  N/A                 CUSIP:   J12810107

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE FUJI FIRE AND MARINE INSURANCE COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J14238117

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint Accounting Auditors                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE FUKUI BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J15960107

  MEETING DATE:      6/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE GAME GROUP PLC

  TICKER:                  N/A                 CUSIP:   G37217109

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the Directors remuneration report      ISSUER            YES             FOR                  FOR

PROPOSAL #3: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-elect Peter Lewis as a Director of            ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #5: Re-elect Ishbel Macpherson as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #6: Elect Ben White as a Director of the              ISSUER            YES             FOR                  FOR

Company

PROPOSAL #7: Elect Dana Dunne as a Director of the            ISSUER            YES             FOR                  FOR

Company

PROPOSAL #8: Elect David Mansfield as a Director of          ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #9: Re-appoint BDO Stoy Hayward LLP as                 ISSUER            YES             FOR                  FOR

Auditors of the Company

PROPOSAL #10: Authorize the Directors to determine            ISSUER            YES             FOR                  FOR

the Auditors' remuneration

PROPOSAL #11: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #S.12: Approve a limited disapplication of          ISSUER            YES             FOR                  FOR

pre-emption rights

PROPOSAL #S.13: Authorize the Directors to purchase          ISSUER            YES             FOR                  FOR

ordinary shares

PROPOSAL #S.14: Authorize the general meeting to be          ISSUER            YES             FOR                  FOR

held on 14 clear days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE GO-AHEAD GROUP PLC, NEWCASTLE UPON TYNE

  TICKER:                  N/A                 CUSIP:   G87976109

  MEETING DATE:      10/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to accept the financial                     ISSUER            YES             FOR                  FOR

statements and the statutory reports

PROPOSAL #2.: Approve a final dividend of 55.5 pence         ISSUER            YES             FOR                  FOR

per ordinary share

PROPOSAL #3.: Elect Andrew Allner as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-elect Sir Patrick Brown as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elect Rupert Pennant-Rea as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.: Approve the remuneration report                      ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-appoint Ernst Young LLP as the                 ISSUER            YES             FOR                  FOR

Auditors of the Company

PROPOSAL #8.: Authorize the Board to fix the                       ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #9.: Grant authority to issue of equity or          ISSUER            YES             FOR                  FOR

equity-linked securities with pre-emptive rights up

to aggregate nominal amount of GBP 1,433,266

PROPOSAL #S.10: Grant authority, subject to the                 ISSUER            YES             FOR                  FOR

passing of Resolution 9, to issue of equity or

equity-linked securities without pre-emptive rights

up to aggregate nominal amount of GBP 214,989

PROPOSAL #S.11: Grant authority to market purchase of        ISSUER            YES             FOR                  FOR

 4,299,799 ordinary shares

PROPOSAL #12.: Authorize the Company and its                       ISSUER            YES             FOR                  FOR

subsidiaries to make EU political donations to

political parties and/or to independent election

candidates, to political organizations other than

political parties and incur EU political expenditure

up to GBP 75,000

PROPOSAL #S.13: Approve that a general meeting of the        ISSUER            YES             FOR                  FOR

 Company, other than an AGM, may be called on not

less than 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE GO-AHEAD GROUP PLC, NEWCASTLE UPON TYNE

  TICKER:                  N/A                 CUSIP:   G87976109

  MEETING DATE:      2/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve that sanction be given to the            ISSUER            YES             FOR                  FOR

Directors of the Company permitting the aggregate

principal amount at any time outstanding in respect

of all moneys borrowed by the Group  as specified in

the Articles of Association of the Company  the

Articles   to exceed the limit imposed on them by

Article 114 b of the Articles provided that the

sanction given shall not extend to permit the

aggregate principal amount at any time outstanding in

 respect of moneys borrowed by the Group to exceed a

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE HIGASHI-NIPPON BANK,LIMITED

  TICKER:                  N/A                 CUSIP:   J86269107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Purchase of Own Shares                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Amend Articles to: Allow Company to                ISSUER            YES         AGAINST           AGAINST

Repurchase its Own Shares

PROPOSAL #4.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE HOKUETSU BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J21756101

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE JAPAN WOOL TEXTILE CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J27953108

  MEETING DATE:      2/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Substitute Corporate Auditor           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE KAGAWA BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J28965101

  MEETING DATE:      11/25/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Stock-Transfer                                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Approve Minor                     ISSUER            YES             FOR                  FOR

Revisions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE KANTO TSUKUBA BANK, LIMITED

  TICKER:                  N/A                 CUSIP:   J30567101

  MEETING DATE:      9/18/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Merger with The Ibaraki Bank,            ISSUER            YES             FOR                  FOR

Ltd. by Absorbing the Ibaraki Bank

PROPOSAL #2: Amend Articles to: Change Official                 ISSUER            YES             FOR                  FOR

Company Name to Tsukuba Bank , Ltd., Increase

Authorized Capital to 110,958,700 shs. including

Class Shares

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Amend the Compensation to be Received by        ISSUER            YES             FOR                  FOR

 Directors and Corporate Auditors

PROPOSAL #6: Approve Payment of Accrued Benefits                ISSUER            YES         AGAINST           AGAINST

associated with Abolition of Retirement Benefit

System for Current Directors and Corporate Auditors

PROPOSAL #7: Amend Articles to: Increase Authorized          ISSUER            YES             FOR                  FOR

Capital to 111,917,400 shs. including Class 2 Shares,

 , Establish Articles Related to Class 2 Shares and

Class Shareholders Meetings

PROPOSAL #8: Amend Articles to: Increase Authorized          ISSUER            YES         AGAINST           AGAINST

Capital to 121,917,400 shs. including Class 3 Shares,

 Establish Articles Related to Class 3 Shares and

Class Shareholders Meetings

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE KANTO TSUKUBA BANK, LIMITED

  TICKER:                  N/A                 CUSIP:   J30567101

  MEETING DATE:      9/18/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Merger with The Ibaraki Bank,            ISSUER            YES             FOR                  FOR

Ltd. by Absorbing the Ibaraki Bank

PROPOSAL #2: Amend Articles to: Increase Authorized          ISSUER            YES             FOR                  FOR

Capital to 111,917,400 shs. including Class 2 Shares

, Establish Articles Related to Class 2 Shares and

Class Shareholders Meetings

PROPOSAL #3: Amend Articles to: Increase Authorized          ISSUER            YES         AGAINST           AGAINST

Capital to 121,917,400 shs. including Class 3 Shares,

 Establish Articles Related to Class 3 Shares and

Class Shareholders Meetings

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE KARNATAKA BANK LTD

  TICKER:                  N/A                 CUSIP:   Y4590V128

  MEETING DATE:      8/8/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009 and profit and loss account

for the YE on that date together with the reports of

the Auditors and the Directors thereon

PROPOSAL #2.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Shri R.V. Shastri as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri T.S. Vishwanath as a            ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Appoint Messrs Kamath & Rau, Chartered         ISSUER            YES             FOR                  FOR

Accountants, Karangalpady, Mangalore 575003, the

retiring Statutory Central Auditor and Messrs Vishnu

Daya & Co, Chartered Accountants, GF No 7, Karuna

Complex, No 337, Sampige Road, Malleshwaram,

Bangalore 560003 jointly as the Statutory Central

Auditors of the Bank to hold office from the

conclusion of this AGM until the conclusion of the

next AGM; Reserve Bank of India has already approved

the above appointment vide their letter DBS. ARS. No.

 15599/08.11.005/2008-09 dated 16 JUN 2009; and

authorize the Board of Directors to fix their

PROPOSAL #6.: Appoint Shri Ananthakrishna as a                   ISSUER            YES             FOR                  FOR

Director of the Bank

PROPOSAL #7.: Approve, pursuant to the approval                 ISSUER            YES             FOR                  FOR

Reserve Bank of India [RBI] under Section 10B [1A] of

 the Banking Regulation Act, 1949 and subject to such

 other approvals as may be required under the

Companies Act, 1956, the payment of remuneration, etc

 to Shri Ananthakrishna as specified; and authorize

the Board/any Officer of the Bank to do all such

acts, deeds and things as may be required to give

effect to the aforesaid resolution

PROPOSAL #8.: Appoint Shri P. Jayarama Bhat as a                ISSUER            YES             FOR                  FOR

Director of the Bank, who is not liable to retire by

rotation

PROPOSAL #9.: Approve, pursuant to the approval of            ISSUER            YES             FOR                  FOR

the Reserve Bank of India [RBI] under Section 35B of

the Banking Regulation Act, 1949 and subject to the

applicable provisions of the Companies Act, 1956 and

subject to such other approvals as may be necessary,

the appointment of Shri P. Jayarama Bhat as Managing

Director of the Bank for a period of 3 years from the

 date of taking charge on the remuneration and other

perquisites as specified; and authorize the Board/any

 Officer of the Bank to do all such acts, deeds and

things as may be required to give effect to the

aforesaid resolution

PROPOSAL #10.: Authorize the Board of Directors, in          ISSUER            YES             FOR                  FOR

terms of Section 228 of the Companies Act, 1956, to

appoint from time to time and in consultation with

the Bank's Statutory Central Auditors one or more

persons qualified for appointment as Branch Auditor/s

 to audit the accounts for the year ending 31 MAR

2010 of such of the branches/offices of the Bank as

are not proposed to be audited by the Bank's

Statutory Central Auditors on such remuneration and

subject to such terms and conditions as may be fixed

by the Board of Directors

PROPOSAL #11.: Appoint Shri S.V. Manjunath as a                 ISSUER            YES             FOR                  FOR

Director of the Bank whose period of office is

subject to retirement by rotation

PROPOSAL #12.: Appoint Shri D. Harshendra Kumar as a         ISSUER            YES             FOR                  FOR

Director of the Bank whose period of office is

subject to retirement by rotation

PROPOSAL #13.: Appoint Dr. H. Ramamohan as a Director        ISSUER            YES             FOR                  FOR

 of the Bank whose period of office is subject to

retirement by rotation

PROPOSAL #S.14: Authorize the Board, pursuant to the         ISSUER            YES         AGAINST           AGAINST

provisions of Section 81 and other applicable

provisions, if any, of the Companies Act, 1956

[including any amendment thereto or re-enactment

thereof, for the time being in force], Banking

Regulation Act, 1949, Foreign Exchange Management

Act, 1999, SEBI [Disclosure and Investors Protection]

 Guidelines 2000 [the Guidelines], Listing Agreement

and in accordance with the provisions of the

Memorandum and Articles of Association of the Company

 [also called the Bank] and such other

approvals/permissions as may be necessary, the Board

of Directors of the Bank [hereinafter referred to as

the Board] or a Committee of Directors [hereinafter

referred to as the Committee] constituted/to be

constituted by the Board to exercise its powers

including the powers conferred by this resolution, to

 offer, issue and allot, by way of Qualified

Institutions Placement [QIP] to Qualified

Institutional Buyers [QIBs] in terms of Chapter XIII-

A of the Guidelines, whether or not such investors

are existing Members of the Bank, through one or more

 tranches, such number of equity shares of face value

 of INR 10 each as may be decided by the Board at the

 appropriate time at such price or prices including

premium on each share, as the Board or the Committee

of the Board may determine in accordance with the

Guidelines and where necessary in consultation with

the Lead Managers and such that aggregate amount to

be raised from the issue and allotment of such equity

 shares shall not exceed INR 500 crore; approve that

the QIP issue shall be completed within 12 months

from the date of passing of this resolution or any

other applicable provision; approve that the

allotment to each Qualified Institutional Buyer [QIB]

 in the proposed QIP issue will not exceed 5% of the

paid up capital of the Bank after such issue; approve

 that the relevant date for determining the floor

price of the equity shares to be issued by way of

this QIP shall be the date of the meeting in which

the Board of the Bank or the Committee of Directors

duly authorized by the Board of the Bank decides to

open the proposed issue; approve that the equity

shares so issued shall rank pari passu with the

existing Equity shares of the Bank in all respects

including dividend; authorize the board or a

Committee, for the purpose of giving effect to any

offer, issue or allotment of Equity shares, on behalf

 of the Bank to do all such acts, deeds, matters and

things as it may, in its absolute discretion, deem

necessary or desirable for such purpose, including

without limitation, signing of any agreement, the

determination of the terms thereof, for entering into

 arrangements for managing, underwriting, marketing,

listing and trading, to issue placement documents[s],

 and to sign all deeds, documents and writings and to

 pay any fees, commissions, remuneration, expenses

relating thereto and with power on behalf of the Bank

 to settle all questions, difficulties or doubts that

 may arise in regard to such offer(s) or issue(s) or

PROPOSAL #S.15: Authorize the Board, pursuant to the         ISSUER            YES         AGAINST           AGAINST

provisions of Section 81 and other applicable

provisions, if any, of the Companies Act, 1956,

[including any statutory modifications or re-

enactment thereof, for the time being in force], and

subject to the provisions of Securities and Exchange

Board of India [Employees Stock Option Scheme and

Employee Stock Purchase Scheme] guidelines 1999 and

other rules, regulations, guidelines, provisions of

Memorandum and Articles of Association of the Bank

and further subject to such approval, permissions and

 sanctions as may be necessary from SEBI, the Stock

Exchanges, Reserve Bank of India, Government of India

 and other appropriate authorities as may be required

 and subject to such terms and conditions that may be

 prescribed or imposed by such authorities while

granting such approval which may be agreed or

accepted, to create, issue, grant/allot up to 1% of

the authorized capital of the Bank i.e., 20,00,000

stock options to the eligible present and future

employees and / Directors of the Bank in one or more

tranches through Employees Stock Option Scheme [ESOS]

 of the Bank which entitles the option holders to

subscribe to one equity share of the Bank of INR 10

each at such price, in such manner, during such

period and on such terms and conditions and in the

manner as may be determined by the Board'', and

without prejudice to the generality of the above but

subject to terms as approved by the members, to

implement the scheme [with or without modification/s

and variation/s] in one or more trenches in such

manner as the Board may determine; to issue and allot

 such number of equity shares as may be required upon

 exercise of options from time to time in pursuance

of scheme and that equity shares so issued and

allotted subject to the provisions of Memorandum and

Articles of Association of the Bank shall rank pari

passu in respect with the existing fully paid up

equity shares of the Bank; to formulate, evolve,

decide upon and bring into effect the ESOS on such

terms and conditions as contained in the explanatory

statement to this item in the notice and to make any

modification(s), change(s), variation(s),

alteration(s), or revision(s) in the terms and

conditions of the ESOS from time to time including

amendment(s) with respect to vesting period and

schedule, number of options, exercise price, exercise

 period, eligibility criteria, or to suspend,

withdraw, terminate or revise the ESOS; approve that,

 in case Bank's equity share capital or its valuation

 is affected due to any corporate actions like issue

of bonus/rights shares, any split or consolidation of

 face value of equity shares or any event of merger/

consolidation, capitalization or other reorganization

 of the Bank, tender offer of equity shares or sale

of undertaking the Board makes such adjustment with

respect to stock Options and take other action as it

deems necessary or appropriate to reflect such

corporate action including but without limitation the

 substitution of new stock options or adjustment of

outstanding stock options

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE KINKI SHARYO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J33222100

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE KITA-NIPPON BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J33867102

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

PROPOSAL #5: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE MICHINOKU BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J42368100

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Approve Minor                     ISSUER            YES             FOR                  FOR

Revisions

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Approve Retirement Allowance for                     ISSUER            YES         AGAINST           AGAINST

Retiring Directors, and Payment of Accrued Benefits

associated with Abolition of Retirement Benefit

System for Current Directors and Corporate Auditors

PROPOSAL #6: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Option Plan for Directors and Executives

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE MIE BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J42411108

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE MINATO BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J4281M103

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Allow Use of                       ISSUER            YES             FOR                  FOR

Electronic Systems for Public Notifications, Allow

Use of Treasury Shares for Odd-Lot Purchases

PROPOSAL #3: Appoint a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE MIYAZAKI BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J45894102

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

PROPOSAL #5: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE NAGANO BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J4715K103

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE NIPPON SIGNAL COMPANY,LIMITED

  TICKER:                  N/A                 CUSIP:   J55827117

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Make Resolutions                ISSUER            YES         AGAINST           AGAINST

Related to Anti-Takeover Defense Measures

PROPOSAL #3: Approve Adoption of Anti-Takeover                   ISSUER            YES         AGAINST           AGAINST

Defense Measures

PROPOSAL #4.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE NIPPON SYNTHETIC CHEMICAL INDUSTRY CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J56085111

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Allow Disclosure of          ISSUER            YES             FOR                  FOR

Shareholder Meeting Materials on the Internet, Allow

Use of Electronic Systems for Public Notifications,

Adopt Reduction of Liability System for All

Directors, Adopt Reduction of Liability System for

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE NISSHIN OILLIO GROUP,LTD.

  TICKER:                  N/A                 CUSIP:   J57719122

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Approve Provision of Retirement                     ISSUER            YES         AGAINST           AGAINST

Allowance for Retiring Directors and Retiring

Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE OITA BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J60256104

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Corporate Auditors

PROPOSAL #5: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE OKINAWA ELECTRIC POWER COMPANY,INCORPORATED

  TICKER:                  N/A                 CUSIP:   J60815107

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Approve Payment of Bonuses to Corporate        ISSUER            YES             FOR                  FOR

 Officers

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE REJECT SHOP LTD

  TICKER:                  N/A                 CUSIP:   Q8050H106

  MEETING DATE:      10/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' report,                       ISSUER             NO              N/A                  N/A

financial statements and Independent Audit Report for

 the FYE 28 JUN 2009

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

FYE 28 JUN 2009

PROPOSAL #3.: Re-elect Mr. Brian J. Beattie as a                ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with Article 9.3 of the Company's Constitution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE RESTAURANT GROUP PLC

  TICKER:                  N/A                 CUSIP:   G7535J118

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Directors and         ISSUER            YES             FOR                  FOR

to adopt the Accounts for the FYE 27 DEC 2009

together with the auditors' reports thereon

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the YE 27 DEC 2009

PROPOSAL #3: Approve the declare a final dividend of         ISSUER            YES             FOR                  FOR

0.3p per Ordinary Share for the YE 27 DEC 2009

PROPOSAL #4: Re-elect Trish Corzine as a Director               ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Election of Simon Cloke as a Director             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Re-appoint Deloitte LLP as auditors to          ISSUER            YES             FOR                  FOR

hold office from the conclusion of the AGM to the

conclusion of the next AGM and to authorize the

Directors to determine their remuneration

PROPOSAL #7: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

in substitution for existing authority under Section

80 of the Companies Act 1985, but without prejudice

to the exercise of any such authority prior to the

date of this resolution, be generally and

unconditionally authorized in accordance with Section

 551 of the Companies Act 2006  the Act  to allot

shares in the Company and to grant rights  relevant

rights  to subscribe for, or to convert and security

into shares in the Company up to an aggregate nominal

 amount of SEG 18,690,289,  Authority expires at the

conclusion of the next AGM of the Company to be held

in 2011 or 15 months ; CONTD

PROPOSAL #S.8: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, subject to the passing of resolution

numbered 7 above  Section 551 Resolution  and in

substitution for any existing authority under Section

 95 1  of the Companies Act 1985, but without

prejudice to the exercise of any such authority prior

 to the date of this resolution, be empowered in

accordance with Sections 570 and 573 of the Act to

allot equity securities  within the meaning of

Section 560 1 , 2  and  3 of the Act  either pursuant

 to the Section 551 Resolution or by way of a sale of

 treasury shares, in each case as if Section 561 1

of the Act did not apply to such allotment, provided

that this power shall be limited to:  a the

allotments of equity securities  otherwise than

pursuant to sub-paragraph  b  below  up to an

aggregate nominal amount of GBP 2.,803,543; CONTD

PROPOSAL #S.9: Authorize the Company, for the                     ISSUER            YES             FOR                  FOR

purposes of Section 701 of the Act to make market

purchases  within the meaning of Section 693 4  of

the Act  of its ordinary shares of 28 1/8 pence each

in the capital of the Company and to cancel or hold

in treasury such shares provided that:  a  the

maximum aggregate number of ordinary shares

authorized to be purchased in 19,936,308 representing

 10% of the Company's issued ordinary share capital ;

  b  the minimum price which may be paid for such

ordinary shares in 28 1/8 pence per share;  c  the

maximum price  exclusive of expenses  which may be

paid for an ordinary share is the higher of :  i  5%

above the average of the middle market quotations for

 the ordinary shares as derived from the London Stock

 Exchange Daily Official List CONTD..

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE SHIBUSAWA WAREHOUSE CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J71606107

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Expand Business Lines        ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Define the Take-over Defense Measures            ISSUER            YES         AGAINST           AGAINST

and Add Articles Related to Authorizing Use of Free

Share Purchase Warrants

PROPOSAL #6: Approve Renewal of Anti-Takeover Defense        ISSUER            YES         AGAINST           AGAINST

 Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE SHIKOKU BANK LTD.

  TICKER:                  N/A                 CUSIP:   J71950109

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Chairperson to                   ISSUER            YES             FOR                  FOR

Convene and Chair a Shareholders Meeting

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE SHIMIZU BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J72380108

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Director                                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE SUMITOMO WAREHOUSE CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J78013109

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE TOCHIGI BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J84334101

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors and Corporate

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE TOHO BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J84678101

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE TOKUSHIMA BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J86463106

  MEETING DATE:      11/25/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Stock-Transfer; The Company  has        ISSUER            YES         AGAINST           AGAINST

 proposed to establish its wholly owning company,

TOMONY Holdings, Inc. jointly with The Kagawa Bank,

Ltd. by stock transfer

PROPOSAL #2: Amend Articles to: Approve Minor                     ISSUER            YES         AGAINST           AGAINST

Revisions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE TOKYO TOMIN BANK,LIMITED

  TICKER:                  N/A                 CUSIP:   J88505102

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Retiring Directors and Corporate

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE TOWA BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J90376104

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Increase Authorized          ISSUER            YES             FOR                  FOR

Capital to 1,218,000,000 shs., Establish Articles

Related to Class 2 Shares

PROPOSAL #2: Approve Reduction of Legal Reserve                  ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Reduction of Stated Capital                ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #C.1: Amend Articles to: Increase Authorized        ISSUER            YES             FOR                  FOR

 Capital to 1,218,000,000 shs., Establish Articles

Related to Class 2 Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE TOWA BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J90376104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Approve Minor                     ISSUER            YES             FOR                  FOR

Revisions, Reduce Board Size to, Adopt an Executive

Officer System

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors, Approve Payment of Accrued

Benefits associated with Abolition of Retirement

Benefit System for Current Directors and Corporate

PROPOSAL #6: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Option Plan for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE YACHIYO BANK,LIMITED

  TICKER:                  N/A                 CUSIP:   J95238101

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE YAMAGATA BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J95644100

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THE YAMANASHI CHUO BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J96128103

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THEOLIA, AIX EN PROVENCE

  TICKER:                  N/A                 CUSIP:   F8857Q103

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #E.1: Amend the Agreement to issue bonds              ISSUER            YES             FOR                  FOR

with the option of conversion and/or exchange for new

 or existing shares issued by the Company on 31 OCT

PROPOSAL #E.2: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

decide on an increase in capital stock, through issue

 of new shares, maintaining the preferential

subscription right

PROPOSAL #E.3: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

increase the capital stock in favor of the Company's

employees and/or those of Companies within the Group

PROPOSAL #E.4: Grant powers for formalities                         ISSUER            YES             FOR                  FOR

PROPOSAL #O.5: Ratify the cooptation of Mr. Jean-               ISSUER            YES             FOR                  FOR

Pierre Mattei as a Board Member

PROPOSAL #O.6: Ratify the cooptation of Mr. Philippe         ISSUER            YES             FOR                  FOR

Leroy as a Board Member

PROPOSAL #A.: PLEASE NOTE THAT THIS IS A SHAREHOLDER         ISSUER            YES         AGAINST               FOR

PRORPSAL: Appointment of Mr. Fady Khallouf as a Board

 member of the Company

PROPOSAL #B.: PLEASE NOTE THAT THIS IS A SHAREHOLDER         ISSUER            YES         AGAINST               FOR

PRORPSAL: Appointment of Mr. Gerard Creuzet as a

Board member of the Company

PROPOSAL #C.: PLEASE NOTE THAT THIS IS A SHAREHOLDER         ISSUER            YES         AGAINST               FOR

PRORPSAL: Appointment of Mr. Michel Meeus as a Board

member of the Company

PROPOSAL #D.: PLEASE NOTE THAT THIS IS A SHAREHOLDER         ISSUER            YES         AGAINST               FOR

PRORPSAL: Approve the revocation Mr. Louis Ferran as

a Board member of the Company

PROPOSAL #E.: PLEASE NOTE THAT THIS IS A SHAREHOLDER         ISSUER            YES         AGAINST               FOR

PRORPSAL: Approve the revocation Mr. Philippe

Dominati as a Board member of the Company

PROPOSAL #F.: PLEASE NOTE THAT THIS IS A SHAREHOLDER         ISSUER            YES         AGAINST               FOR

PRORPSAL: Approve the revocation Mr. Philippe Leroy

as a Board member of the Company

PROPOSAL #G.: PLEASE NOTE THAT THIS IS A SHAREHOLDER         ISSUER            YES         AGAINST               FOR

PRORPSAL: Approve the revocation Mr. Jean-Pierre

Mattei as a Board member of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THEOLIA, AIX EN PROVENCE

  TICKER:                  N/A                 CUSIP:   F8857Q103

  MEETING DATE:      6/1/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Company's accounts for the        ISSUER            YES         AGAINST           AGAINST

 YE 31 DEC 2009

PROPOSAL #O.2: Approve the consolidated accounts for         ISSUER            YES         AGAINST           AGAINST

the YE 31 DEC 2009

PROPOSAL #O.3: Approve the allocation of the result          ISSUER            YES             FOR                  FOR

for the year

PROPOSAL #O.4: Approve the agreements regulated by            ISSUER            YES         AGAINST           AGAINST

Articles L.225-38 of the Code de Commerce

PROPOSAL #O.5: Appointment of Ernst & Young et al. as        ISSUER            YES             FOR                  FOR

 the Standby Statutory Auditor vice Coexcom, now

Statutory Auditor vice Mr. Jean Jouve, resigned

PROPOSAL #O.6: Approve to set the annual amount for          ISSUER            YES             FOR                  FOR

the Directors' attendance fees

PROPOSAL #O.7: Authorize the Board of Directors for          ISSUER            YES             FOR                  FOR

the purpose of buying, keeping or transferring the

Company's shares

PROPOSAL #E.8: Authorize the Board of Directors for          ISSUER            YES             FOR                  FOR

the purpose of reducing the authorized capital by

canceling shares

PROPOSAL #E.9: Authorize the Board of Directors for          ISSUER            YES         AGAINST           AGAINST

the purpose of making a free allocation of shares to

employees and/or Executive Directors of the Company

and/or companies in its Group

PROPOSAL #E.10: Grant authority for the purpose of            ISSUER            YES             FOR                  FOR

increasing the authorized capital in favor of the

Group's employees pursuant to Article L.225-126-6,

paragraph 1 of the Code de Commerce

PROPOSAL #E.11: Amend the Articles of Association in         ISSUER            YES         AGAINST           AGAINST

order to cancel the minimum number of shares that

must be held by the Directors

PROPOSAL #E.12: Amend the Company's Articles of                 ISSUER            YES             FOR                  FOR

Association relating to the holding of general

PROPOSAL #E.13: Powers for the necessary legal                   ISSUER            YES             FOR                  FOR

formalities

PROPOSAL #E.14: Approve the potential provision by            ISSUER            YES             FOR                  FOR

the Autorite des Marches Financiers for an exemption

from the mandatory public offer under the capital

increase planned by the financial restructuring plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THERMAX LTD

  TICKER:                  N/A                 CUSIP:   Y87948140

  MEETING DATE:      7/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited profit            ISSUER            YES             FOR                  FOR

and loss account for the FYE on 31 MAR 2009, the

balance sheet as at that date together with the

reports of the Board of Directors and the Auditors

PROPOSAL #2.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Dr. Manu Seth as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation

PROPOSAL #4.: Re-appoint Dr. Valentin A.H. Von Massow        ISSUER            YES             FOR                  FOR

 as a Director, who retires by rotation

PROPOSAL #5.: Appoint B.K. Khare & Co., Chartered              ISSUER            YES             FOR                  FOR

Accountants, as the Statutory Auditors of the

Company, to hold office from the conclusion of this

AGM up to the conclusion of the next AGM and

authorize the Audit Committee of the Board of

Directors to fix their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THOMPSON CREEK METALS CO INC

  TICKER:                  N/A                 CUSIP:   884768102

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Denis C. Arsenault as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Election of Carol T. Banducci as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of James L. Freer as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of James P. Geyer as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of Timothy J. Haddon as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of Kevin Loughrey as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of Thomas J. O Neil as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.: Approve the Thompson Creek Metals                 ISSUER            YES             FOR                  FOR

Company Inc. 2010 Employee Stock Purchase Plan

PROPOSAL #3.: Approve the Thompson Creek Metals                 ISSUER            YES             FOR                  FOR

Company Inc. 2010 Long-Term Incentive Plan

PROPOSAL #4.: Appointment of KPMG LLP as the                       ISSUER            YES             FOR                  FOR

Company's independent auditors from their engagement

through the next annual meeting of shareholders and

authorize the Directors to fix their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THOMSON, BOULOGNE BILLANCOURT

  TICKER:                  N/A                 CUSIP:   F91823108

  MEETING DATE:      1/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Ratify the transfer of the Registered         ISSUER            YES             FOR                  FOR

Office

PROPOSAL #O.2: Approve the allocation to the account         ISSUER            YES             FOR                  FOR

named Other Reserves of an amount equal to the value

of all the treasury shares; partial allocation of the

 losses included under Further transfer to the

accounts named Share premium and Legal Reserves

PROPOSAL #E.3: Grant authority to reduce the share            ISSUER            YES             FOR                  FOR

capital through the cancellation of treasury shares

PROPOSAL #E.4: Approve the capital reduction                       ISSUER            YES             FOR                  FOR

motivated by losses, through reduction of the shares

nominal value; consequential amendment of the Statutes

PROPOSAL #E.5: Approve to increase the capital, with         ISSUER            YES             FOR                  FOR

preferential subscription rights for a total maximum

amount of EUR 348 million  including share premium ,

as part of the implementation of the Company's

restructuring plan  Plan de sauvegarde

PROPOSAL #E.6: Approve the reserved issuance of bonds        ISSUER            YES             FOR                  FOR

 redeemable in shares  Obligations remboursables en

actions-ORA  for a total maximum amount of about EUR

641 million, as part of the implementation of the

Company's restructuring plan Plan de sauvegarde

PROPOSAL #E.7: Approve the cancellation of the                   ISSUER            YES             FOR                  FOR

preferential subscription rights in order to issue

the bonds redeemable in shares  ORA

PROPOSAL #E.8: Approve the free allocation to the              ISSUER            YES             FOR                  FOR

shareholders of warrants to purchase bonds redeemable

 in shares  Bons d'Acquisition d'ORA- BAORA

PROPOSAL #E.9: Approve the issuance of bonds                       ISSUER            YES             FOR                  FOR

redeemable in shares or in cash  DPN

PROPOSAL #E.10: Approve the cancellation of the                 ISSUER            YES             FOR                  FOR

preferential subscription rights in order to issue

the bonds redeemable in shares or in cash  DPN

PROPOSAL #E.11: Grant authority to increase the                 ISSUER            YES             FOR                  FOR

capital by issuances reserved to the Members of a

Group Saving Plan

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

proceed with a capital increase with cancellation of

preferential subscription rights of the shareholders,

 reserved to classes of beneficiaries  in favor of

employees who are not Members of a Saving Plan

PROPOSAL #E.13: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

issue warrants for subscription and/or purchase of

redeemable shares  Bons de souscription et/ou

d'actions remboursables-BSAAR  in favor of Company's

employees and Officers and its subsidiaries, with no

preferential subscription rights of the shareholders

PROPOSAL #E.14: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

allocate free shares to the Company's employees and

Officers or to a category of them

PROPOSAL #E.15: Approve the grouping together of                ISSUER            YES             FOR                  FOR

shares

PROPOSAL #E.16: Approve the modification of the                 ISSUER            YES             FOR                  FOR

Company's name and consequential amendment of the

Statutes

PROPOSAL #O.17: Grant full powers to the bearer of an        ISSUER            YES             FOR                  FOR

 original, a copy or an extract of the minute of this

 meeting to accomplish all necessary formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THROMBOGENICS NV, LEUVEN

  TICKER:                  N/A                 CUSIP:   B91707107

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the discussion on the Board of          ISSUER             NO              N/A                  N/A

Directors' annual report with respect to the

statutory and consolidated annual accounts relating

to the FYE 31 DEC 2009 [including discussion on

corporate governance] and discussion on the Statutory

 Auditor's report with respect to the annual and

consolidated accounts relating to the FYE 31 DEC 2009

PROPOSAL #2: Approve the statutory annual accounts            ISSUER             NO              N/A                  N/A

relating to the FYE 31 DEC 2009 and of the allocation

 of the results as proposed by the Board of Directors

 in its annual report

PROPOSAL #3: Approve the consolidated annual accounts        ISSUER             NO              N/A                  N/A

 relating to the FYE 31 DEC 2009

PROPOSAL #4: Grant discharge of liability for the              ISSUER             NO              N/A                  N/A

Directors regarding the execution of their mandate

during the FYE 31 DEC 2009

PROPOSAL #5: Grant discharge of liability for the              ISSUER             NO              N/A                  N/A

Statutory Auditor, Klynveld Peat Marwick Goerdeler -

Bedrijfsrevisoren, having its registered office at

Bourgetlaan 40, 1130 Brussels-Haren, represented by

Michel Lange, regarding the execution of its mandate

during the FYE 31 DEC 2009

PROPOSAL #6: Discussion on the proposal of the Board         ISSUER             NO              N/A                  N/A

of Directors, on the basis of an advice received from

 the nomination and remuneration committee, the Board

 of Directors proposes to appoint the candidates

mentioned in item 7 on the agenda, as Directors of

the Company for a period of 4 years, which shall end

immediately following the annual shareholders'

meeting that resolves on the annual accounts relating

 to the FYE 31 DEC 2013, the relevant information

regarding the professional qualifications of the

candidates and a list of the other functions

performed by them, can be found on the Company's

website: www.thrombogenics.com; the candidates

mentioned in item 7(b) on the agenda comply with all

criteria of independency as set out in Article 526

Ter of the Belgian Company code (BCC), as well as

those set out in the Belgian Corporate Governance Code

PROPOSAL #7: Approve the proposal of the Board of              ISSUER             NO              N/A                  N/A

Directors, which is based on an advice received from

the nomination and remuneration committee, the

general meeting resolves as follows: (a) re-

appointment of the following persons as Directors of

the Company: (i) with immediate effect for a period

of 4 years which shall end immediately following the

annual shareholders' meeting that resolves on the

annual accounts relating to the FYE 31 DEC 2013:

PATCOBEL NV, register of Legal Entities Leaven

0874.895.359, with registered office at 3020 He rent

[Inslee], Schoonzichtlaan 20, with permanent

representative COL-LEN Desire Jose Louis; ViBio BVBA,

 Register of Legal Entities Leuven 0888.215.637, with

 registered office at 3140 Keerbergen, Fazantendreef

17, with permanent representative DE HAES Patrik

Franciscus Albertus; and SOFIA BVBA, Register of

Legal Entities Brugge 0465.580.402, with registered

office at 8301 Knokke-Heist [Heist-aan-zee], Jozef

Nellenslaan 21 Vieux Logis, with permanent

representative BUYSE Chris Georges Frans, (ii) with

immediate effect for a period of 2 years which shall

end immediately following the annual shareholders'

meeting that resolves on the annual accounts relating

 to the FYE on 31 DEC 2011: Landon Thomas Clay,

residing at 188 Old Street Road, Peterborough, New

Hampshire, NH 03458-1644 [United States of America],

their mandate as Director shall not be remunerated;

(b) re-appointment of the following persons as

Independent Directors of the Company: (i) with

immediate effect for a period of 3 years which shall

end immediately following the annual shareholders'

meeting that resolves on the annual accounts relating

 to the FYE on 31 DEC 2012: VIZIPHAR Biosciences

BVBA, Register of Legal Entities Turnout

0862.727.797, with registered office at 2460

Kasterlee, Populierenlaan 14, with permanent

representative VAN REET Gustaaf; and LUGOST BVBA,

register of Legal Entities Brussels 882.417.413, with

 registered office at 1820 Steenokkerzeel (Perk),

Platanenlaan 14, with permanent representative PHIL-

IPS Luc Karel, (ii) with immediate effect for a

period of 2 years which shall end immediately

following the annual shareholders' meeting that

resolves on the annual accounts relating to the FYE

on 31 DEC 2011: Jean Luc Marie Dehaene, residing at

1800 Vilvoorde, Berkendallaan 52 each of the above

mentioned candidates are Independent Directors in

accordance with Article 526 Ter BCC and comply with

all criteria of Independency specified in Article 526

 Ter BCC, as well as those specified in the Belgian

Corporate Governance Code, each of the above

mentioned Independent Directors shall receive an

annual remuneration of EUR 10,000 for the exercise of

 his mandate, which amount shall be increased by EUR

2,000 for each meeting of the Board of Directors,

Audit Committee or nomination and remuneration

PROPOSAL #8: Discussion on the proposal of the audit         ISSUER             NO              N/A                  N/A

committee regarding the appointment of the statutory

Auditor Proposal of the Audit Committee: the Audit

Committee proposes to appoint the candidate mentioned

 in item 9 on the agenda as statutory Auditor of the

Company for a period of 3 years which shall end

following the annual shareholders' meeting that

resolves on the annual accounts relating to the FYE

on 31 DEC 2012

PROPOSAL #9: Approve the proposal of the Board of              ISSUER             NO              N/A                  N/A

Directors, which is based on an advice received from

the Audit Committee, the annual shareholders' meeting

 resolves as follows: appointment of the Civil

Company under the form of a Cooperative Company with

limited liability, BDO Bedrijfsrevisoren, with

registered office at 1935 Zaventem, the Corporate

Village, Da Vincilaan 9, box E.6, represented by Mr.

Bert Kegels, as Statutory Auditor of the Company with

 immediate effect for a period of three years which

shall end following the annual shareholders' meeting

that resolves on the annual accounts relating to the

financial year ending on 31 DEC 2012 the remuneration

 for the exercise of the mandate of the statutory

Auditor is determined at EUR 37,500 for each year

[VAT and expenses not included], this amount will be

amended annually in function of possible

modifications to the index

PROPOSAL #10: Approve the power of attorney to be              ISSUER             NO              N/A                  N/A

granted to Mr. Desire Collen and Mr. Chris Buyse,

each of them acting individually, to draft, execute

and sign all documents, instruments, acts and

formalities and to give all necessary and useful

instructions to implement the aforementioned

resolutions, including, but not limited to, the

filing of the annual accounts and the consolidated

annual accounts closed on 31 DEC 2009, and the annual

 report and the statutory Auditors report relating

thereto, with the National Bank of Belgium, and the

completion of the necessary publication formalities,

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THROMBOGENICS NV, LEUVEN

  TICKER:                  N/A                 CUSIP:   B91707107

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.a: Approve the withdrawal of the existing        ISSUER             NO              N/A                  N/A

 authorizations of the Board of Directors concerning

the authorized capital

PROPOSAL #1.b: Preliminary reading and discussion of         ISSUER             NO              N/A                  N/A

the board of directors' report in accordance with

Article 604 of the Belgian Company Code

PROPOSAL #1.c: Grant the Board of Directors a new              ISSUER             NO              N/A                  N/A

authorization to increase the share capital, on one

or several occasions, by a maximum amount equal to

EUR 131,186,799.85, in cash or in kind or by

conversion of reserves, for a period of 5 years as

from the publication of this authorization; the Board

 of Directors may issue convertible bonds and

warrants under the same conditions

PROPOSAL #1.d: Grant the Board of Directors a new              ISSUER             NO              N/A                  N/A
authorization to limit or to exclude the preferential

 subscription right, in the interest of the Company,

including in favor of one or more specified persons,

other than Members of the personnel of the Company or

 of its subsidiaries

PROPOSAL #1.e: Grant the board of directors a new              ISSUER             NO              N/A                  N/A

authorization to increase the share capital in the

event of a public take over bid in accordance with

Article 607 of the Belgian Company Code

PROPOSAL #1.f: Amend the Article 47 of the Articles          ISSUER             NO              N/A                  N/A

of Association as specified

PROPOSAL #2.a: Approve the item 2 on the agenda is            ISSUER             NO              N/A                  N/A

fully approved and the meeting decides to grant the

Board of Directors, for a period of 3 years from the

publication of this amendment of the Articles of

Association, a new authorization in order to proceed

with an acquisition of the Company's own shares

without the prior resolution of the shareholders'

meeting if such acquisition is necessary to prevent

the Company from suffering an imminent and severe

threat; the existing authorization in the Articles of

 Association is withdrawn as from the new

PROPOSAL #2.b: Approve that the meeting resolves to          ISSUER             NO              N/A                  N/A

purchase up to 20% of the total number of the

Company's own existing shares for a price per share

that must be higher than 90% and less than 115% of

the price of the shares on the stock exchange one day

 prior to the day of the purchase or exchange. In

accordance with article 620, Section 1, 5th paragraph

 of the Belgian Company Code, authorize the Board of

Directors to proceed on one or several occasions with

 the acquisition by purchase or exchange of these

shares within the abovementioned price range and

within a period of 5 years as from the publication of

 this amendment to the Articles of Association in the

 Annexes to the Belgian Official Gazette, directly or

 by a person handling in his own name but on behalf

of the Company or by a directly owned subsidiary in

the sense of article 5, Section 2, 1 , 2  and 4  of

the Belgian Company Code

PROPOSAL #2.c: Amend the Article 48 of the Articles          ISSUER             NO              N/A                  N/A

of Association as specified

PROPOSAL #3.a: Reading of and discussion on: the                ISSUER             NO              N/A                  N/A

Board of Directors' report prepared in accordance

with article 583 of the Belgian Company Code in which

 a detailed justification is given for the issue of

warrants within the framework of the proposed Warrant

 Plan 2010 hereafter mentioned in item b) the Board

of Directors' report and the auditor's report

prepared in accordance with Article 596 juncto

Article 598 of the Belgian Company Code concerning

the exclusion of the preferential subscription right

in relation to the issue of the warrants within the

framework of the proposed Warrant Plan 2010 hereafter

 mentioned in item b)

PROPOSAL #3.b: Approve the issue of a new warrant              ISSUER             NO              N/A                  N/A

plan called the Warrant Plan 2010: the issue of

600,000 warrants each giving the right to one share

under the terms and conditions referred to in the

Warrant Plan 2010; determination and approval of the

issue conditions and the rights of the warrant

holders, including the terms of the allocation and

exercise of the warrants as specified in the Warrant

Plan 2010, and more precisely the approval in

accordance with article 556 of the Belgian Company

Code of the change of control clause as included in

the Warrant Plan 2010; proposal to exclude, in the

interest of the Company, the preferential

subscription right connected to the existing shares

in favor of the personnel of the Company and its

subsidiaries, and in favor of the following persons

who perform management services for the Company:

Patcobel NV (RPR Leuven 0874.895.359), Sofia BVBA

(RPR Oudenaarde 0465.580.402), Crystapharm BVBA (RPR

Leuven 0475.358.495) and Vibio BVBA (RPR Leuven

0888.215.637); exclusion of the preferential

subscription right; proportional capital increase

under the condition precedent of the allocation,

acceptance and exercise of the warrants; allocation

of the warrants; grant the Board of Directors a power

 of attorney to execute the Warrant Plan 2010,

including the allocation of the warrants and

establishing the exercise of the warrants and the

capital increases resulting there from on one or

several occasions and the issuing of new shares, as

well as organizing the terms of execution and

performing all necessary and useful acts and sign all

 agreements, deeds and minutes relating thereto and

determining the changes to the Articles of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  THROMBOGENICS NV, LEUVEN

  TICKER:                  N/A                 CUSIP:   B91707107

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.a: Approve the withdrawal of the existing        ISSUER             NO              N/A                  N/A

 authorizations of the Board of Directors concerning

the authorized capital

PROPOSAL #1.b: Preliminary reading and discussion of         ISSUER             NO              N/A                  N/A

the Board of Directors' report in accordance with

Article 604 of the Belgian Company Code

PROPOSAL #1.c: Grant the Board of Directors a new              ISSUER             NO              N/A                  N/A

authorization to increase the share capital, on one

or several occasions, by a maximum amount equal to

EUR 131,186,799.85, in cash or in kind or by

conversion of reserves, for a period of 5 years as

from the publication of this authorization; the Board

 of Directors may issue convertible bonds and

warrants under the same conditions

PROPOSAL #1.d: Grant the Board of Directors a new              ISSUER             NO              N/A                  N/A

authorization to limit or to exclude the preferential

 subscription right, in the interest of the Company,

including in favor of one or more specified persons,

other than Members of the personnel of the Company or

 of its subsidiaries

PROPOSAL #1.e: Grant the Board of Directors a new              ISSUER             NO              N/A                  N/A

authorization to increase the share capital in the

event of a public take over bid in accordance with

Article 607 of the Belgian Company Code

PROPOSAL #1.f: Amend the Article 47 of the Articles          ISSUER             NO              N/A                  N/A

of Association as specified

PROPOSAL #2.a: Approve the item 2 on the agenda is            ISSUER             NO              N/A                  N/A

fully approved and the meeting decides to grant the

Board of Directors, for a period of 3 years from the

publication of this amendment of the Articles of

Association, a new authorization in order to proceed

with an acquisition of the Company's own shares

without the prior resolution of the shareholders'

meeting if such acquisition is necessary to prevent

the Company from suffering an imminent and severe

threat; the existing authorization in the Articles of

 Association is withdrawn as from the new

PROPOSAL #2.b: Approve to purchase up to 20% of the          ISSUER             NO              N/A                  N/A

total number of the Company's own existing shares for

 a price per share that must be higher than 90% and

less than 115% of the price of the shares on the

stock exchange one day prior to the day of the

purchase or exchange, in accordance with Article 620,

 Section 1, 5th paragraph of the Belgian Company

Code, authorize the Board of Directors to proceed on

one or several occasions with the acquisition by

purchase or exchange of these shares within the

abovementioned price range and within a period of 5

years as from the publication of this amendment to

the Articles of Association in the Annexes to the

Belgian Official Gazette, directly or by a person

handling in his own name but on behalf of the Company

 or by a directly owned subsidiary in the sense of

article 5, Section 2, 1, 2 and 4 of the Belgian

PROPOSAL #2.c: Amend the Article 48 of the Articles          ISSUER             NO              N/A                  N/A

of Association as specified

PROPOSAL #3.a: Reading of and discussion on: the                ISSUER             NO              N/A                  N/A

Board of Directors' report prepared in accordance

with Article 583 of the Belgian Company Code in which

 a detailed justification is given for the issue of

warrants within the framework of the proposed Warrant

 Plan 2010 hereafter mentioned in item b) the Board

of Directors' report and the auditor's report

prepared in accordance with Article 596 juncto

Article 598 of the Belgian Company Code concerning

the exclusion of the preferential subscription right

in relation to the issue of the warrants within the

framework of the proposed Warrant Plan 2010 hereafter

 mentioned in Item B

PROPOSAL #3.b: Approve the issue of a new warrant              ISSUER             NO              N/A                  N/A

plan called the Warrant Plan 2010: the issue of

600,000 warrants each giving the right to one share

under the terms and conditions referred to in the

Warrant Plan 2010; determination and approval of the

issue conditions and the rights of the warrant

holders, including the terms of the allocation and

exercise of the warrants as specified in the Warrant

Plan 2010, and more precisely the approval in

accordance with Article 556 of the Belgian Company

Code of the change of control clause as included in

the Warrant Plan 2010; proposal to exclude, in the

interest of the Company, the preferential

subscription right connected to the existing shares

in favor of the personnel of the Company and its

subsidiaries, and in favor of the following persons

who perform management services for the Company:

Patcobel NV (RPR Leuven 0874.895.359), Sofia BVBA

(RPR Oudenaarde 0465.580.402), Crystapharm BVBA (RPR

Leuven 0475.358.495) and Vibio BVBA (RPR Leuven

0888.215.637); exclusion of the preferential

subscription right; proportional capital increase

under the condition precedent of the allocation,

acceptance and exercise of the warrants; allocation

of the warrants; grant the Board of Directors a power

 of attorney to execute the Warrant Plan 2010,

including the allocation of the warrants and

establishing the exercise of the warrants and the

capital increases resulting there from on one or

several occasions and the issuing of new shares, as

well as organizing the terms of execution and

performing all necessary and useful acts and sign all

 agreements, deeds and minutes relating thereto and

determining the changes to the Articles of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TIAN AN CHINA INVESTMENTS CO LTD

  TICKER:                  N/A                 CUSIP:   Y88170207

  MEETING DATE:      7/17/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the sale and                     ISSUER            YES             FOR                  FOR

purchase agreement dated 21st MAY 2009 [the SP

agreement] entered into between Sunwealth Holdings

Limited [Sunwealth] as the purchaser, the Company as

the purchaser's guarantor and Shanghai Allied Cement

Limited [SAC] as the vendor in relation to the sale

and purchase of 10,000,000 shares of HKD 1.00 each,

representing the entire issued share capital of

Shanghai Allied Cement Holdings Limited [SACHL]; and

the assignment by SAC to Sunwealth of a loan owed by

SACHL to SAC in the amount of HKD 278,503,677 and all

 the transactions contemplated thereunder and all

other matters of and incidental thereto or in

connection therewith; and authorize any 1 Director of

 the Company, amongst other matters, to sign, seal,

execute, perfect, deliver, do or to authorize

signing, executing, perfecting and delivering and

doing all such documents, deeds, acts, matters and

things as he/she may in his/her discretion consider

necessary, expedient or desirable to give effect to

and implement the terms of the SP agreement and to

make and agree such variations of a minor or non-

material nature in or to the terms of the SP

Agreement [including but not limited to the time for

completion under the SP agreement] as he/she may in

his discretion consider to be desirable and in the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TIAN AN CHINA INVESTMENTS CO LTD, HONG KONG

  TICKER:                  N/A                 CUSIP:   Y88170207

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the Audited Financial         ISSUER            YES             FOR                  FOR

Statements and the reports of the Directors and

Auditor for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.A: Re-elect of Mr. Lee Seng Hui as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.B: Re-elect of Mr. Ng Qing Hai as a                 ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.C: Re-elect of Mr. Francis J. Chang Chu          ISSUER            YES             FOR                  FOR

Fai as a Director

PROPOSAL #3.D: Re-elect of Ms. Lisa Yang Lai Sum as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.E: Re-elect of Mr. Tao Tsan Sang as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.F: Re-elect of Mr. Hu Amin as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.G: Re-elect of Mr. Jin Hui Zhi as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.H: Approve to fix the Directors' fee                ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-appoint of Deloitte Touche Tohmatsu          ISSUER            YES             FOR                  FOR

as Auditor and authorize the Board of Directors to

fix its remuneration

PROPOSAL #5.A: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 (Directors), (a) subject to paragraph (c) of this

Resolution, during the Relevant Period (as

hereinafter defined) of all the powers of the Company

 to allot, issue or otherwise deal with additional

shares of the Company (Shares) or securities

convertible into Shares, or options, warrants or

similar rights to subscribe for any Shares, and to

make or grant offers, agreements and options which

might require the exercise of such powers, be and is

hereby generally and unconditionally approved; (b)

the approval given in paragraph (a) of this

Resolution shall authorise the Directors during the

Relevant Period to make or grant offers, agreements

and options which might require the exercise of such

powers after the end of the Relevant Period; (c) the

aggregate nominal amount of share capital allotted or

 agreed conditionally or unconditionally to be

allotted (whether pursuant to an option or otherwise)

PROPOSAL #CONT: CONTD. pursuant to the approval given        ISSUER             NO              N/A                  N/A

 in paragraph (a) of this Resolution, otherwise than

pursuant to: (i) a Rights Issue (as hereinafter

defined); (ii) the exercise of the rights of

subscription or conversion attaching to any warrants

issued by the Company or any securities which are

convertible into Shares; (iii) the exercise of any

options granted under any option scheme or similar

arrangement for the time being adopted for the grant

or issue to employees of the Company and/or any of

its subsidiaries of Shares or rights to acquire

Shares; or (iv) any scrip dividend or similar

arrangement providing for the allotment of Shares in

lieu of the whole or part of a dividend on Shares

pursuant to the articles of association of the

Company from time to time; shall not exceed 20% of

the aggregate nominal amount of the share capital of

the Company in issue at the date of passing of this

Resolution and the said approval shall be limited

PROPOSAL #CONT: CONTD. (d) subject to the passing of         ISSUER             NO              N/A                  N/A

each of the paragraphs (a), (b) and (c) of this

Resolution, any prior approvals of the kind referred

to in paragraphs (a), (b) and (c) of this Resolution

which had been granted to the Directors and which are

 still in effect be and are hereby revoked; and (e)

for the purpose of this Resolution: 'Relevant Period'

 means the period from the passing of this Resolution

 until whichever is the earlier of: (i) the

conclusion of the next annual general meeting of the

Company; (ii) the expiration of the period within

which the next annual general meeting of the Company

is required by the articles of association of the

Company or any applicable laws to be held; and (iii)

the revocation or variation of the authority given

under this Resolution by an ordinary resolution of

the shareholders of the Company in general meeting;

and 'Rights Issue' means the allotment, issue or

grant of Shares pursuant to an offer of Sh

PROPOSAL #CONT: CONT (ii) the next AGM of the Company        ISSUER             NO              N/A                  N/A

 is required by the Articles of Association of the

Company or any applicable laws to be held and (iii)

the revocation or variation of the authority given

under this resolution by an ordinary resolution of

the shareholders of the Company in general meeting

and 'Rights Issue' means the allotment, issue or

grant of shares pursuant to an offer of shares open

for a period fixed by the Directors to holders of

shares whose names appear on the register of members

of the Company on a fixed record date in proportion

to their then holdings of such shares at that date

PROPOSAL #CONT: CONTD. fixed by the Directors to                ISSUER             NO              N/A                  N/A

holders of Shares whose names appear on the register

of members of the Company on a fixed record date in

proportion to their then holdings of such Shares at

that date (subject to such exclusion or other

arrangements as the Directors may deem necessary or

expedient in relation to fractional entitlements or

having regard to any restrictions or obligations

under the laws of, or the requirements of any

recognised regulatory body or any stock exchange in,

any territory applicable to the Company)

PROPOSAL #5.B: Authorize the Directors, (a) subject          ISSUER            YES             FOR                  FOR

to paragraph (b) of this Resolution, during the

Relevant Period (as hereinafter defined) of all the

powers of the Company to repurchase Shares on The

Stock Exchange of Hong Kong Limited (Stock Exchange)

or on any other stock exchange on which the Shares

may be listed and recognised for this purpose by the

Securities and Futures Commission of Hong Kong and

the Stock Exchange under the Hong Kong Code on Share

Repurchases, subject to and in accordance with all

applicable laws and regulations, be and is hereby

generally and unconditionally approved; (b) the

aggregate nominal amount of the Shares which may be

repurchased by the Company pursuant to paragraph (a)

of this Resolution during the Relevant Period shall

not exceed 10% of the aggregate nominal amount of the

 share capital of the Company in issue at the date of

 the passing of this Resolution, and the approval

granted under paragraph (a) of this Re

PROPOSAL #CONT: CONTD. shall be limited accordingly;         ISSUER             NO              N/A                  N/A

(c) subject to the passing of each of the paragraphs

(a) and (b) of this Resolution, any prior approvals

of the kind referred to in paragraphs (a) and (b) of

this Resolution which had been granted to the

Directors and which are still in effect be and are

hereby revoked; and (d) for the purpose of this

Resolution: 'Relevant Period' means the period from

the passing of this Resolution until whichever is the

 earlier of: (i) the conclusion of the next annual

general meeting of the Company; (ii) the expiration

of the period within which the next annual general

meeting of the Company is required by the articles of

 association of the Company or any applicable laws to

 be held; and (iii) the revocation or variation of

the authority given under this Resolution by an

ordinary resolution of the shareholders of the

PROPOSAL #5.C: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, conditional upon the passing of Resolution

Nos. 5(A) and 5(B) as set out in the revised notice

convening the Meeting, to allot, issue or otherwise

deal with additional securities of the Company

pursuant to Resolution No. 5(A) as set out in the

revised notice convening the Meeting be and is hereby

 extended by the addition thereto an amount

representing the aggregate nominal amount of the

Shares repurchased by the Company under the authority

 granted pursuant to Resolution No. 5(B) as set out

in the revised notice convening the Meeting, provided

 that such amount shall not exceed 10% of the

aggregate nominal amount of the share capital of the

Company in issue at the date of the passing of this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TIANJIN DEVELOPMENT HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Y8822M103

  MEETING DATE:      7/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, subject to the Option                       ISSUER            YES         AGAINST           AGAINST

Agreement as specified and Tianjin Port Development

Holdings Limited dated 19 JUN 2009 [as specified]

having become unconditional, the Sale and Purchase

Agreement and the Proposed Transaction [each as

specified] and the issue of shares by Tianjin Port

Development Holdings Limited under the Proposed Share

 Issue, as a deemed disposal by the Company for the

purposes of the Rules Governing the Listing of

Securities on The Stock Exchange of Hong Kong Limited

 and authorize the Directors of the Company to do all

 such acts and things and execute all such documents

as they shall in their absolute discretion consider

necessary or desirable to give effect to and in

connection with and the arrangements contemplated

under, the Sale and Purchase Agreement and the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TIANJIN DEVELOPMENT HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   Y8822M103

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and approve the audited                       ISSUER            YES             FOR                  FOR

consolidated financial statements and the reports of

the Directors and Independent Auditor for the YE 31

DEC 2009

PROPOSAL #2.a: Re-elect Mr. Wu Xuemin as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #2.b: Re-elect Mr. Zheng Daoquan as a                   ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #2.c: Re-elect Dr. Wang Jiandong as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.d: Re-elect Mr. Bai Zhisheng as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.e: Re-elect Mr. Wang Zhiyong as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #2.f: Re-elect Dr. Eliza Chan Ching Har as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #2.g: Re-elect Mr. Mak Kwai Wing as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2.h: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the remuneration of the Directors

PROPOSAL #3: Re-appointment of Messrs.                                 ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as Independent Auditor and

authorize the Board of Directors to fix the

remuneration of the Independent Auditor

PROPOSAL #4.a: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, to repurchase shares of the Company on The

Stock Exchange of Hong Kong Limited  the Stock

Exchange  or on any other stock exchange on which the

 shares of the Company may be listed and recognized

by the Securities and Futures Commission and the

Stock Exchange for this purpose, subject to and in

accordance with all applicable laws and regulations

and the requirements of the Rules Governing the

Listing of Securities on the Stock Exchange or of any

 other stock exchange as amended from time to time

during the relevant period; the aggregate nominal

amount of the shares to be repurchased pursuant to

this resolution shall not exceed 10% of the CONTD.

PROPOSAL #CONT: CONTD. aggregate nominal amount of            ISSUER             NO              N/A                  N/A

the share capital of the Company in issue on the date

 of this Resolution and the said approval shall be

limited accordingly;  Authority expires the earlier

of the conclusion of the next AGM of the Company or

the expiration of the period within which the next

AGM of the Company is required by the Companies

Ordinance  Chapter 32 of the Laws of Hong Kong  or

the Articles of Association of the Company or other

applicable laws of Hong Kong to be held

PROPOSAL #4.b: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, to issue, allot and deal with additional

shares in the capital of the Company, and to make or

grant offers, agreements and options in respect

thereof; subject to the following conditions: the

aggregate nominal amount of shares allotted or agreed

 conditionally or unconditionally to be allotted

whether pursuant to an option or otherwise  by the

Directors of the Company otherwise than pursuant to

i  a Rights Issue  as specified , or  ii  an issue of

 shares in the Company upon the exercise of the

subscription rights attaching to any warrants of the

PROPOSAL #CONT: CONTD. or  iii  an issue of shares            ISSUER             NO              N/A                  N/A

pursuant to the exercise of any options which may be

granted under any option scheme or similar

arrangement for the time being adopted for the grant

or issue to the grantee as specified in such scheme

or similar arrangement of shares or rights to acquire

 shares of the Company; or  iv  an issue of shares in

 the capital of the Company as scrip dividends

pursuant to the Articles of Association of the

Company from time to time, shall not exceed 20% of

the aggregate nominal amount of the share capital of

the Company in issue on the date of this resolution;

PROPOSAL #CONT: CONTD  Authority expires the earlier         ISSUER             NO              N/A                  N/A

of the conclusion of the next AGM of the Company or

the expiration of the period within which the next

AGM of the Company is required by the Companies

Ordinance  Chapter 32 of the Laws of Hong Kong  or

the Articles of Association of the Company or other

applicable laws of Hong Kong to be held

PROPOSAL #4.c: Approve, conditional upon passing                ISSUER            YES             FOR                  FOR

Resolution 4A set out in the Notice convening this

meeting, to extend the general mandate to the

Directors of the Company to exercise the powers of

the Company to allot shares pursuant to Resolution 4B

 set out in the Notice convening this meeting by the

addition to the aggregate nominal amount of the share

 capital which may be allotted or agreed

conditionally or unconditionally to be allotted by

the Directors CONTD.

PROPOSAL #CONT: CONTD. of the Company pursuant to              ISSUER             NO              N/A                  N/A

such general mandate, of an amount representing the

aggregate nominal amount of the share capital of the

Company repurchased by the Company under the

authority granted pursuant to Resolution 4A set out

in the notice convening this meeting, provided that

such amount shall not exceed 10% of the aggregate

nominal amount of the share capital of the Company in

 issue on the date of this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TIANJIN PORT DEVELOPMENT HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G88680106

  MEETING DATE:      7/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the share capital of the                ISSUER            YES         AGAINST           AGAINST

Company be increased from HKD 500,000,000 to HKD

1,200,000,000 by the creation of an additional

7,000,000,000 shares of HKD 0.10 each, which new

shares shall rank pari passu in all respects with the

 existing shares in the capital of the Company

PROPOSAL #2.: Approve and ratify, conditional upon            ISSUER            YES         AGAINST           AGAINST

the passing of ordinary Resolution 1 [all capitalized

 terms not otherwise defined in this resolution shall

 have the same meanings as specified] and Tianjin

Development Holdings Limited dated 19 JUN 2009 [the

Circular], as specified the Sale and Purchase

Agreement, Option Agreement and the Proposed

Transaction, and all transactions contemplated in,

and in connection with, the Sale and Purchase

Agreement and the Option Agreement, and authorize any

 1 Director of the Company or any other person by the

 Board of Directors of the Company from time to time

for and on behalf of the Company to execute all such

other documents and agreements and do such acts or

things as he or she may in his or her absolute

discretion consider to be necessary, desirable,

appropriate or expedient to implement or give effect

to the Sale and Purchase Agreement, the Option

Agreement and the transactions contemplated under or

incidental to, ancillary to or in connection with the

 matters contemplated under the Sale and Purchase

Agreement and the Option Agreement, including

agreeing and making any modifications, amendments,

waivers, variations or extensions of the Sale and

Purchase Agreement and the Option Agreement and the

transactions contemplated under the Sale and Purchase

 Agreement and the Option Agreement; and authorize

any 1 or more of the Directors of the Company be to

allot and issue up to an aggregate of 4,812.9 million

 shares in the Company for the proposed share issue,

and to take all steps necessary or expedient in its

opinion to implement and give effect to the allotment

 and issue of shares in the Company under the

PROPOSAL #3.: Approve and ratify, conditional upon            ISSUER            YES         AGAINST           AGAINST

the passing of Resolutions 1 and 2 [all capitalized

terms not otherwise defined in this resolution shall

have the same meanings as specified], the Property

Lease Framework Agreement and the transactions

contemplated under the Property Lease Framework

Agreement, and the annual caps as disclosed in the

Circular in respect of the transactions contemplated

under the Property Lease Framework Agreement, and

authorize any Director of the Company to do all acts

and things and execute all documents which may in his

 opinion be necessary, desirable or expedient to

implement and give effect to any of the matters

relating to, or incidental to, the Property Lease

PROPOSAL #4.: Approve and ratify, conditional upon            ISSUER            YES         AGAINST           AGAINST

the passing of Resolutions 1 and 2 [all capitalized

terms not otherwise defined in this resolution shall

have the same meanings as specified], the Integrated

Services Framework Agreement and the transactions

contemplated under the Integrated Services Framework

Agreement, and the annual caps as disclosed in the

Circular in respect of the transactions contemplated

under the Integrated Services Framework Agreement,

and authorize any Director of the Company to do all

acts and things and execute all documents which may

in his opinion be necessary, desirable or expedient

to implement and give effect to any of the matters

relating to, or incidental to, the Integrated

Services Framework Agreement

PROPOSAL #5.: Approve and ratify, conditional upon            ISSUER            YES         AGAINST           AGAINST

the passing of Resolutions 1 and 2 [all capitalized

terms not otherwise defined in this resolution shall

have the same meanings as specified], the Procurement

 Framework Agreement and the transactions

contemplated under the Procurement Framework

Agreement, and approve the annual caps as disclosed

in the Circular in respect of the transactions

contemplated under the Procurement Framework

Agreement, and authorize any Director of the Company

to do all acts and things and execute all documents

which may in his opinion be necessary, desirable or

expedient to implement and give effect to any of the

matters relating to, or incidental to, the

PROPOSAL #6.: Approve and ratify, conditional upon            ISSUER            YES         AGAINST           AGAINST

the passing of ordinary Resolutions 1 and 2 set out

above [all capitalized terms not otherwise defined in

 this resolution shall have the same meanings as

specified], the China Coal Cargo Handling Services

Framework Agreement and the transactions contemplated

 under the China Coal Cargo Handling Services

Framework Agreement, and approve the annual caps as

disclosed in the Circular in respect of the

transactions contemplated under the China Coal Cargo

Handling Services Framework Agreement, and authorize

any Director of the Company to do all acts and things

 and execute all documents which may in his opinion

be necessary, desirable or expedient to implement and

 give effect to any of the matters relating to, or

incidental to, the China Coal Cargo Handling Services

 Framework Agreement

PROPOSAL #7.: Approve and ratify, conditional upon            ISSUER            YES         AGAINST           AGAINST

the passing of ordinary Resolutions 1 and 2 set out

above [all capitalized terms not otherwise defined in

 this resolution shall have the same meanings as

specified], the Financial Services Framework

Agreement and the transactions contemplated under the

 Financial Services Framework Agreement, and approve

the annual caps as disclosed in the Circular in

respect of the transactions contemplated under the

Financial Services Framework Agreement, and authorize

 any Director of the Company to do all acts and

things and execute all documents which may in his

opinion be necessary, desirable or expedient to

implement and give effect to any of the matters

relating to, or incidental to, the Financial Services

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TIANJIN PORT DEVELOPMENT HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G88680106

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and consider the audited                     ISSUER            YES             FOR                  FOR

consolidated financial statements and the report of

Directors and Independent Auditor's report for the YE

 31 DEC 2009

PROPOSAL #2.i.a: Re-elect YU Rumin as a Director of          ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #2.i.b: Re-elect TIAN Changsong as a                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #2.i.c: Re-elect LI Quanyong as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #2.i.d: Re-elect DAI Yan as a Director of            ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #2.i.e: Re-elect Japhet Sebastian LAW as a          ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #2.i.f: Re-elect CHENG Chi Pang Leslie as a         ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #2.ii: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

fix their remuneration

PROPOSAL #3: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Auditors of the Company for the ensuing year and to

authorize the Board of Directors to fix their

remuneration

PROPOSAL #4.A: Grant an unconditional general mandate        ISSUER            YES             FOR                  FOR

 to the Directors to repurchase the Company's own

PROPOSAL #4.B: Grant an unconditional general mandate        ISSUER            YES             FOR                  FOR

 to the Directors to issue and allot shares

PROPOSAL #4.C: Approve to extend the general mandate         ISSUER            YES             FOR                  FOR

granted under Resolution No.4(B) by adding the

nominal amount of the shares repurchased by the

Company pursuant to Resolution No.4(A)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TIETO OYJ

  TICKER:                  N/A                 CUSIP:   X90409115

  MEETING DATE:      3/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Calling the meeting to order                             ISSUER             NO              N/A                  N/A

PROPOSAL #3: Election of persons to scrutinize the            ISSUER             NO              N/A                  N/A

minutes and to supervise the counting

PROPOSAL #4: Recording the legality of the meeting             ISSUER             NO              N/A                  N/A

PROPOSAL #5: Recording the attendance at the meeting         ISSUER             NO              N/A                  N/A

and adoption of the list of votes

PROPOSAL #6: Presentation of the annual accounts, the        ISSUER             NO              N/A                  N/A

 report of the Board of Directors and  the Auditor's

report for the year 2009

PROPOSAL #7: Adoption of the annual accounts                       ISSUER            YES             FOR                  FOR

PROPOSAL #8: Resolution on the use of the profit                ISSUER            YES             FOR                  FOR

shown on the balance sheet and the payment of dividend

PROPOSAL #9: Resolution on the discharge of the                 ISSUER            YES             FOR                  FOR

members of the Board of Directors and the President

and CEO from liability

PROPOSAL #10: Resolution on the remuneration of the          ISSUER            YES             FOR                  FOR

members of the Board of Directors

PROPOSAL #11: Resolution on the number of members of         ISSUER            YES             FOR                  FOR

the Board of Directors

PROPOSAL #12: Re-election of K. Alkio, M. Pohjola, R.        ISSUER            YES             FOR                  FOR

 Perttunen, O. Riikkala as a board and K. Jofs C.

Gardell, E. Lindqvist and T. Salminen as the new

Members

PROPOSAL #13: Resolution on the remuneration of the          ISSUER            YES             FOR                  FOR

auditor

PROPOSAL #14: Election of the Auditor                                    ISSUER            YES             FOR                  FOR

PROPOSAL #15: Amend the Articles 7 and 11 of Articles        ISSUER            YES             FOR                  FOR

 of Association

PROPOSAL #16: Authorizing the Board of Directors to          ISSUER            YES             FOR                  FOR

decide on the repurchase of the Company's own shares

PROPOSAL #17: Establishment of a Shareholders'                   ISSUER            YES         AGAINST           AGAINST

Nomination Committee

PROPOSAL #18: Donations for philanthropic purposes             ISSUER            YES             FOR                  FOR

PROPOSAL #19: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TIM HORTONS INC

  TICKER:                  N/A                 CUSIP:   88706M103

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of M. Shan Atkins as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Election of Michael J. Endres as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of Moya M. Greene as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of Paul D. House as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Election of Frank Iacobucci as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.6: Election of John A. Lederer as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of David H. Lees as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Election of Ronald W. Osbome as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.9: Election of Wayne C. Sales as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.10: Election of Donald B. Schroeder as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.11: Election of Catherine L. Williams as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #2: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 the independent Auditor, for the FYE 02 JAN 2011

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TIM HORTONS INC.

  TICKER:                  THI                 CUSIP:   88706M103

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: M. SHAN ATKINS                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL J. ENDRES                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MOYA M. GREENE                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PAUL D. HOUSE                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: FRANK IACOBUCCI                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOHN A. LEDERER                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DAVID H. LEES                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RONALD W. OSBORNE                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WAYNE C. SALES                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DONALD B. SCHROEDER                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CATHERINE L. WILLIAMS                         ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO REAPPOINT PRICEWATERHOUSECOOPERS LLP        ISSUER            YES             FOR                  FOR

 AS THE INDEPENDENT AUDITOR, FOR THE FISCAL YEAR

ENDING JANUARY 2, 2011.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TISCALI SPA, CAGLIARI

  TICKER:                  N/A                 CUSIP:   T93541141

  MEETING DATE:      12/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Appoint the Board of Directors Members        ISSUER             NO              N/A                  N/A

 and approve the determination of emoluments and

period, any adjournment thereof

PROPOSAL #O.2: Approve the integration of Board of            ISSUER             NO              N/A                  N/A

Auditors, any adjournment thereof

PROPOSAL #E.1: Approve the measures according to                ISSUER             NO              N/A                  N/A

Article 2446 of Civil Code

PROPOSAL #E.2: Approve the partial revocation of                ISSUER             NO              N/A                  N/A

capital increase for Max EUR 190 million approved by

the extraordinary shareholders meeting held on 30 JUN

 2009; any adjournment thereof

PROPOSAL #E.3: Amend the Articles 5 and 6 of                       ISSUER             NO              N/A                  N/A

Association; any adjournment thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TISCALI SPA, CAGLIARI

  TICKER:                  N/A                 CUSIP:   T93541141

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the balance sheet as of 31 DEC          ISSUER             NO              N/A                  N/A

2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TISCO FINANCIAL GROUP PUBLIC COMPANY LTD

  TICKER:                  N/A                 CUSIP:   Y8843E171

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the minutes of the shareholders            ISSUER            YES             FOR                  FOR

ordinary general meeting for the year 2009

PROPOSAL #2: Ratify the Board of Directors' business         ISSUER            YES             FOR                  FOR

activities conducted in 2009 as described in the

annual report

PROPOSAL #3: Adopt Tisco Financial Group Public                 ISSUER            YES             FOR                  FOR

Company Limited and its subsidiary Companies' Balance

 Sheet and profit and loss statements for the YE 31

DEC 2009

PROPOSAL #4: Approve the appropriation of profit                ISSUER            YES             FOR                  FOR

arising from year 2009 operations for dividend,

statutory reserve and others

PROPOSAL #5: Approve the number of the Directors and         ISSUER            YES         AGAINST           AGAINST

appointment of the Directors

PROPOSAL #6: Approve the Directors' remuneration and         ISSUER            YES             FOR                  FOR

acknowledge current Directors' remuneration

PROPOSAL #7: Appointment of the Auditors and their            ISSUER            YES             FOR                  FOR

remuneration for the year 2010

PROPOSAL #8: Acknowledge the progress of Ticso Bank          ISSUER            YES             FOR                  FOR

Public Company Limited shares acquisition and to

approve related matters

PROPOSAL #9: Acknowledge the Company's voting                     ISSUER            YES             FOR                  FOR

direction at the shareholders ordinary general

meeting for year 2010 of Tisco Bank Public Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TITAN INDUSTRIES LTD

  TICKER:                  N/A                 CUSIP:   Y88425114

  MEETING DATE:      7/27/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Director's report        ISSUER            YES             FOR                  FOR

 and audited profit and loss account for the YE 31

MAR 2009 and the balance sheet as at that date

together with the report of the Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Mr. Ishaat Hussain as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Nihal Kaviratne, CBE as         ISSUER            YES             FOR                  FOR

a Director, who retires by rotation

PROPOSAL #5.: Re-appoint Ms. Vinita Bali as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: PLEASE NOTE THAT THIS IS A                              ISSUER            YES             FOR               AGAINST

SHAREHOLDER'S PROPOSAL: appoint Mr. V. Parthasarathy

PROPOSAL #7.: PLEASE NOTE THAT THIS IS A                              ISSUER            YES             FOR               AGAINST

SHAREHOLDER'S PROPOSAL: appoint Mrs. Hema Ravichandar

PROPOSAL #8.: PLEASE NOTE THAT THIS IS A                              ISSUER            YES             FOR               AGAINST

SHAREHOLDER'S PROPOSAL: appoint Mr. R. Poornalingam

PROPOSAL #9.: PLEASE NOTE THAT THIS IS A                              ISSUER            YES             FOR               AGAINST

SHAREHOLDER'S PROPOSAL: appoint Mrs. Anita Praveen as

PROPOSAL #S.10: Appoint M/s. Deloitte Haskins & Sells        ISSUER            YES             FOR                  FOR

 as the Auditors of the Company, to hold office from

the conclusion of this meeting until the conclusion

of the next AGM, to audit the accounts of the Company

 for the FY 2009-10, including audit of the cash flow

 statements, on a remuneration to be mutually agreed

by and between the Board of Directors of the Company

and the Statutory Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TITAN PETROCHEMICALS GROUP LTD

  TICKER:                  N/A                 CUSIP:   G8890G103

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the issue and allotment of                 ISSUER            YES             FOR                  FOR

1,000,000,000 new ordinary shares  the Subscription

Shares  of HKD 0.01 each in the share capital of

Titan Petrochemicals to Universal Summit Holdings

Limited  the Subscriber at a subscription price of

HKD 0.37 per subscription share in accordance with

the terms and conditions in the subscription

agreement dated 15 MAR 2010 entered into between

Titan Petrochemicals and the subscriber  the

Subscription Agreement, a copy of which has been

produced to this meeting marked A and signed by the

Chairman of the meeting for the purpose of

identification ; Authorize the Directors of Titan

Petrochemicals to do and sign all documents which

they may consider necessary, desirable or expedient

to implement and/or give effect to any matters

PROPOSAL #2: Authorize the share capital of Titan              ISSUER            YES             FOR                  FOR

Petrochemicals increased from HKD 100,000,000 divided

 into 9,445,000,000 ordinary shares  each an Ordinary

 Share  of HKD 0.01 each and 555,000,000 non-voting

convertible redeemable preferred shares  each a

preferred Share  of HKD 0.01 each to HKD 150,000,000

divided into 14,445,000,000 ordinary shares and

555,000,000 preferred shares by the creation of an

additional 5,000,000,000 ordinary shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TITAN PETROCHEMICALS GROUP LTD

  TICKER:                  N/A                 CUSIP:   G8890G103

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 and reports of the Directors and Auditors for the YE

 31 DEC 2009

PROPOSAL #2.a: Re-elect Mr. Patrick Wong Siu Hung as         ISSUER            YES             FOR                  FOR

an Executive Director

PROPOSAL #2.b: Re-elect Ms. Maria Tam Wai Chu as an          ISSUER            YES             FOR                  FOR

Independent Non-Executive Director

PROPOSAL #2.c: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Directors' remuneration

PROPOSAL #3: Re-appoint Ernst & Young as the Auditors        ISSUER            YES             FOR                  FOR

 and authorize the Board of Directors to fix their

remuneration

PROPOSAL #4: Authorize the Directors to allot, issue         ISSUER            YES             FOR                  FOR

and deal with additional shares not exceeding 20% of

the aggregate nominal amount of the issued share

capital of the Company at the date of passing of this

 resolution

PROPOSAL #5: Authorize the Directors to repurchase            ISSUER            YES             FOR                  FOR

shares not exceeding 10% of the aggregate nominal

amount of the issued share capital of the Company at

the date of passing of this resolution

PROPOSAL #6: Approve to extend the general mandate to        ISSUER            YES             FOR                  FOR

 the Directors to allot, issue and deal with shares

by an amount not exceeding the amount of the shares

repurchased by the Company

PROPOSAL #7: Amend the terms of the share option                ISSUER            YES         AGAINST           AGAINST

scheme adopted by the Company on 31 MAY 2002

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TKC CORPORATION

  TICKER:                  N/A                 CUSIP:   J83560102

  MEETING DATE:      12/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Payment of Accrued Benefits                ISSUER            YES         AGAINST           AGAINST

associated with Abolition of Retirement Benefit

System for Current Directors and Corporate Auditors

PROPOSAL #3: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Directors

PROPOSAL #4: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TKH GROUP N.V.

  TICKER:                  N/A                 CUSIP:   N8661A121

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER             NO              N/A                  N/A

PROPOSAL #2.a: Discussion of the report of the                   ISSUER             NO              N/A                  N/A

Executive Board and the financial statements for the

2009 FY

PROPOSAL #2.b: Adopt the annual financial statements         ISSUER            YES         ABSTAIN           AGAINST

prepared by the Executive Board for the 2009 FY

PROPOSAL #2.c: The policy concerning reserves and              ISSUER             NO              N/A                  N/A

dividend

PROPOSAL #2.d: Adopt the dividend for 2009 and the            ISSUER            YES         ABSTAIN           AGAINST

time at which the dividend will be made available for

 payment

PROPOSAL #2.e: Grant discharge to the Members of the         ISSUER            YES         ABSTAIN           AGAINST

Executive Board for their Management responsibilities

PROPOSAL #2.f: Grant discharge to the Members of the         ISSUER            YES         ABSTAIN           AGAINST

Supervisory Board for their Supervisory

responsibilities

PROPOSAL #3: Corporate Governance                                           ISSUER             NO              N/A                  N/A

PROPOSAL #4.1: Re-appoint Mrs. Van Lier Lels as a              ISSUER            YES         ABSTAIN           AGAINST

Member of the Supervisory Board where all details as

laid down in Article 2: 158 Paragraph 5, Section 2:

142 Paragraph 3 of the Dutch Civil Code are available

 for the general meeting of shareholders

PROPOSAL #4.2: Re-appoint Mr. P. Morley as a Member          ISSUER            YES         ABSTAIN           AGAINST

of the Supervisory Board where all details as laid

down in Article 2: 158 Paragraph 5, Section 2: 142

Paragraph 3 of the Dutch Civil Code are available for

 the general meeting of shareholders

PROPOSAL #5: Appoint, in accordance with Article 32.1        ISSUER            YES         ABSTAIN           AGAINST

 of the Articles of Association,

PROPOSAL #6: Authorize the Executive Board for a                ISSUER            YES         ABSTAIN           AGAINST

period of 18 months from 27 APR 2010, within the

limits of the law and the Articles of Association, to

 acquire for valuable consideration, on the stock

market or otherwise, shares or depositary receipts of

 shares in the company with a maximum of 10% of the

issued capital of TKH at the date of acquisition; the

 price of the to acquire (depository receipts) of

shares will be, on the one hand, an amount equal to

the par value that they represent and, on the other

hand, an amount equal to 110% of the market price

PROPOSAL #7.a.1: Authorize the Executive Board to              ISSUER            YES         ABSTAIN           AGAINST

decide to issue ordinary shares as specified

PROPOSAL #7.a.2: Authorize the Executive Board to              ISSUER            YES         ABSTAIN           AGAINST

decide to restrict or exclude the right of pre-

emption of shareholders with respect to the issue of

shares referred to under a1 as specified

PROPOSAL #7.b.1: Authorize the Executive Board to              ISSUER            YES         ABSTAIN           AGAINST

decide to issue cumulative financing preference

shares as specified

PROPOSAL #7.b.2: Authorize the Executive Board to              ISSUER            YES         ABSTAIN           AGAINST

decide to restrict or exclude the right of pre-

emption of shareholders with respect to the issue of

shares referred to under b1 as specified

PROPOSAL #7.c: Authorize the Executive Board to                 ISSUER            YES         ABSTAIN           AGAINST

decide to issue cumulative protection preference

shares as specified

PROPOSAL #8: Any other business and close                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TMX GROUP INC

  TICKER:                  N/A                 CUSIP:   87261X108

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Tullio Cedraschi as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.2: Election of as Denyse Chicoyne a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.3: Election of John A. Hagg as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Election of Thomas A. Kloet as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.5: Election of Jean Martel as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Election of Kathleen M. O'Neill as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.7: Election of Jean Turmel as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Election of Raymond Chan as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Election of Wayne C. Fox as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Election of Harry A. Jaako as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.11: Election of J. Spencer Lanthier as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.12: Election of John P. Mulvihill as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.13: Election of Gerri B. Sinclair as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.14: Election of Laurent Verreault as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #2: Appointment of KPMG LLP as the Auditor          ISSUER            YES             FOR                  FOR

at a remuneration to be fixed by the

PROPOSAL #3: Approve an advisory resolution to accept        ISSUER            YES             FOR                  FOR

 the approach to executive compensation disclosed in

as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOA CORPORATION

  TICKER:                  N/A                 CUSIP:   J83603100

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Allow Use of                       ISSUER            YES             FOR                  FOR

Electronic Systems for Public Notifications, Reduce

Board Size to 10

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOAGOSEI CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J8381L105

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Set Term of                       ISSUER            YES             FOR                  FOR

Substitute Corporate Auditors to Four Years

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Corporate Auditor                             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.: Appoint a Substitute Corporate Auditor         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6.: Approve Provision of Retirement                     ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

PROPOSAL #7.: Amendments to Large-scale Purchase                ISSUER            YES         AGAINST           AGAINST

Countermeasures (Takeover Defense) and Continuation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOBISHIMA CORPORATION

  TICKER:                  N/A                 CUSIP:   J84119106

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOC CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J84248103

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOCALO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J84227123

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TODA KOGYO CORP.

  TICKER:                  N/A                 CUSIP:   J84420108

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOD'S SPA, SANT'ELPIDIO A MARE (AP)

  TICKER:                  N/A                 CUSIP:   T93619103

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Receive the financial statements at 31        ISSUER             NO              N/A                  N/A

 DEC 2009, Board of Directors and the Board of

Auditors report, and allocation of profit,

PROPOSAL #O.2: Approve to renewal and determination          ISSUER             NO              N/A                  N/A

of emolument of Board of Auditors for the period

2010-2012, any adjournment thereof

PROPOSAL #O.3: Authorize to share buyback and sale,          ISSUER             NO              N/A                  N/A

revocation of resolution of OGM held on 20 APR 2009

any adjournment thereof

PROPOSAL #E.1: Amend the Articles 11, 12, 13, 17, 24         ISSUER             NO              N/A                  N/A

and 27 of statute, any adjournment thereof

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOEI COMPANY,LTD.

  TICKER:                  N/A                 CUSIP:   J84506120

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Retiring Directors and Corporate

Auditors, and Special Payment for Deceased Directors

PROPOSAL #4: Allow Board to Authorize Use of Free              ISSUER            YES         AGAINST           AGAINST

Share Purchase Warrants as Anti-Takeover Defense

Measure

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOFAS TURK OTOMOBIL FABRIKASI A.S.

  TICKER:                  N/A                 CUSIP:   M87892101

  MEETING DATE:      7/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening and elect the Chairmanship                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Amend the Company Article 9 according          ISSUER             NO              N/A                  N/A

to the rules of capital markets Board and ministry of

 industry and trade

PROPOSAL #3.: Authorize the Chairmanship to sign the         ISSUER             NO              N/A                  N/A

minutes of the meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOFAS TURK OTOMOBIL FABRIKASI A.S.

  TICKER:                  N/A                 CUSIP:   M87892101

  MEETING DATE:      10/23/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening and elect the Chairmanship                ISSUER             NO              N/A                  N/A

Council

PROPOSAL #2.: Approve the amendment for increasing            ISSUER             NO              N/A                  N/A

the number of Members of the Board of Directors from

8 persons to 10 persons in accordance with Article 9

of the Article of the Association

PROPOSAL #3.: Approve that, selection of 2 Members to        ISSUER             NO              N/A                  N/A

 the Board of Directors to carry out duties until the

 end of tenures of the existing Members of the Board

of Directors in case the number of Members of the

Board Membership is determined to be 10

PROPOSAL #4.: Authorize the Chairmanship Council to          ISSUER             NO              N/A                  N/A

sign the minutes of the EGM of the shareholders and

approve this to be satisfactory

PROPOSAL #5.: Wishes                                                                 ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOFAS TURK OTOMOBIL FABRIKASI AS

  TICKER:                  N/A                 CUSIP:   M87892101

  MEETING DATE:      3/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and election of the Presidential        ISSUER             NO              N/A                  N/A

 Board

PROPOSAL #2: Approve the reading and deliberation of         ISSUER             NO              N/A                  N/A

the Board of Directors' and the Auditors' reports,

the brief independent auditing report by the

Independent Auditing Company, namely Guney Bagimsiz

Denetim Ve Serbest Muhasebeci Mali Musavirlik A.S.,

and receive, through modification or rejection, the

recommendation by the Board of Directors concerning

the balance sheet and income table for 2009

PROPOSAL #3: Approve the changes made within the                ISSUER             NO              N/A                  N/A

Board of Directors as per the 315th Article of the

Turkish Commercial Law

PROPOSAL #4: Approve the absolving the Members of the        ISSUER             NO              N/A                  N/A

 Board of Directors and the Auditors for the

Company's activities in 2009

PROPOSAL #5: Approve, through modification or                     ISSUER             NO              N/A                  N/A

rejection, the recommendation by the Board of

Directors concerning the distribution of the income

of 2009

PROPOSAL #6: Approve the providing information on the        ISSUER             NO              N/A                  N/A

 profit distribution policies for 2009 and the

following years as per the principles of corporate

management

PROPOSAL #7: Approve the presentation of information         ISSUER             NO              N/A                  N/A

about the information policy of the Company

PROPOSAL #8: Amend the Articles of Association as              ISSUER             NO              N/A                  N/A

follows: Article 3: Company purpose; Article 6: about

 Company capital; and Article 9 about the Board's

Committee

PROPOSAL #9: Approve the independent auditing Company        ISSUER             NO              N/A                  N/A

PROPOSAL #10: Approve the informing the general Board        ISSUER             NO              N/A                  N/A

 on the donations made in 2009 by the Company to

Charities and Associations for social aid purposes

PROPOSAL #11: Approve the re-election or replacement         ISSUER             NO              N/A                  N/A

of the Auditors whose tenures have expired

PROPOSAL #12: Approve the determining the monthly              ISSUER             NO              N/A                  N/A

gross wages of the Chairman and the Members of the

Board of Directors and the Auditors

PROPOSAL #13: Authorize the Members of the Board of          ISSUER             NO              N/A                  N/A

Directors, as per Articles 334 and 335 of the Turkish

 Commercial Law, to conduct the business that fall

within the scope of the Company, personally or in the

 name of others, to be shareholders in Companies

conducting such businesses and to conduct other

operations on the condition not to be employed with

the titles of Member of Board of Directors, Director

or employee for third parties or companies that

engage in the trade business on motor vehicles other

than those manufactured by the FIAT Group or under

the license thereof

PROPOSAL #14: Authorize the Presidential Board to              ISSUER             NO              N/A                  N/A

sign the minutes of the general meeting in the name

of the shareholders and to be settled for this

PROPOSAL #15: Wishes and opinions                                           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOGNUM AG, FRIEDRICHSHAFEN

  TICKER:                  N/A                 CUSIP:   D836B5109

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements and group annual report as well as the

report by the Board of Managing Directors pursuant to

 Sections 289(4) and 315(4) of the German Commercial

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 158,141,242.07 as

follows: Payment of a dividend of EUR 0.35 per share

EUR 112,159,992.07 shall be carried forward Ex-

dividend and payable le date: 19 MAY 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board, including the retired members

PROPOSAL #5.: Appointment of the Auditors for the              ISSUER            YES             FOR                  FOR

2010 FY and the interim reports:

PricewaterhouseCoopers AG, Stuttgart

PROPOSAL #6.: Renewal of the authorization to acquire        ISSUER            YES             FOR                  FOR

 own shares the company shall be authorized to

acquire own shares of up to 10 percent of its share

capital, at a price differing not more than 20

percent from the market price of the shares, on or

before 17 MAY 2015; the Board of Managing Directors

shall be authorized to dispose of the shares in a

manner other than the stock exchange or an offer to

shareholders if they are sold at a price not

materially below their market price, to use the

shares in connection with mergers and acquisitions or

 for satisfying conversion or option rights, to float

 the shares on stock exchanges, and to retire the

PROPOSAL #7.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association in connection with the Shareholder Rights

 Directive Implementation Law (ARUG), Section 17(2),

in respect of the shareholders, meeting being

announced by the Board of Managing Directors, the

right of further persons to announce the meeting

remaining unaffected, Section 17(3), in respect of

the shareholders. meeting being announced at least 36

 days in advance, not including the date of the

meeting or the date of the announcement, Section

18(4), in respect of the issuance and revocation of

proxy voting rights in written form or by electronic

PROPOSAL #8.: Resolution on the revocation of the              ISSUER            YES             FOR                  FOR

existing authorized capital 2007-I, the creation of

new authorized capital 2010-I, and the corresponding

amendment to the Articles of Association, the Board

of Managing Directors shall be authorized, with the

consent of the Supervisory Board, to increase the

companys share capital by up to EUR 48,662,500

through the issue of new bearer no-par shares against

 payment in cash and/or kind, on or before 17 MAY

2015, shareholders shall be granted subscription

rights except for the issue of shares at a price not

materially below their market price, for a capital

increase against payment in kind for acquisition

purposes, and for residual amounts

PROPOSAL #9.: Resolution on the adjustment of the              ISSUER            YES             FOR                  FOR

Supervisory Board remuneration, and the corresponding

 amendment to the Articles of Association each member

 of the Supervisory Board shall receive a fixed

annual remuneration of EUR 15,000 (the chairman shall

 receive one and a half times this amount and the

Deputy Chairman 1.25 times the amount) plus a

variable remuneration of up to EUR 10,000, the chairs

 of committees shall receive an additional

remuneration of EUR 5,000 the deputies EUR 2,500 and

the ordinary members EUR 2,000

PROPOSAL #10.1: Election to the Supervisory Board:            ISSUER            YES             FOR                  FOR

Axel Arendt

PROPOSAL #10.2: Election to the Supervisory Board:            ISSUER            YES             FOR                  FOR

Albert Xaver Kirchman

PROPOSAL #11.: Approval of the Board of Managing                ISSUER             NO              N/A                  N/A

Directors remuneration system

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOHO HOLDINGS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J85237105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOHO ZINC CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J85409100

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOKAI TOKYO FINANCIAL HOLDINGS,INC.

  TICKER:                  N/A                 CUSIP:   J8609T104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Payment of Bonuses to Directors        ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve delegation to the board of                ISSUER            YES             FOR                  FOR

directors of the decision on matters concerning the

offering of stock acquisition rights issued as stock

options to directors and employees of the Company and

 Company's subsidiaries

PROPOSAL #6.: Approve Renewal of Countermeasures to          ISSUER            YES         AGAINST           AGAINST

Large-Scale Acquisitions of the Company's Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOKO,INC.

  TICKER:                  N/A                 CUSIP:   J86355112

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Reduction of Legal Reserve, and         ISSUER            YES             FOR                  FOR

Approve Appropriation of Profits

PROPOSAL #2: Amend Articles to: Approve Minor                     ISSUER            YES             FOR                  FOR

Revisions

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint Accounting Auditors                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve Policy regarding Large-scale              ISSUER            YES         AGAINST           AGAINST

Purchases of Company Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOKUSHU TOKAI HOLDINGS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J86657103

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Change Official                 ISSUER            YES             FOR                  FOR

Company Name to Tokushu Tokai Paper Co.,Ltd.

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOKYO DOME CORPORATION

  TICKER:                  N/A                 CUSIP:   J86775103

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Allow Use of Treasury        ISSUER            YES             FOR                  FOR

 Shares for Odd-Lot Purchases

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOKYO OHKA KOGYO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J87430104

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOKYO RAKUTENCHI CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J87602116

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

PROPOSAL #5: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOKYO ROPE MFG.CO.,LTD

  TICKER:                  N/A                 CUSIP:   J87731113

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Renewal of Anti-Takeover Defense        ISSUER            YES         AGAINST           AGAINST

 Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOKYO SEIMITSU CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J87903100

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Change Company's                ISSUER            YES             FOR                  FOR

Location to HACHIOJI, Expand Business Lines

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOMATO BANK,LTD.

  TICKER:                  N/A                 CUSIP:   J69241107

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOMRA SYSTEMS ASA, ASKER

  TICKER:                  N/A                 CUSIP:   R91733114

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the General Meeting by the            ISSUER            YES             FOR                  FOR

Chairman of the Board of Directors; registration of

attending shareholders, including shareholders

represented by proxy

PROPOSAL #2: Election of the Chairperson of the                 ISSUER            YES             FOR                  FOR

meeting

PROPOSAL #3: Election of one person to sign the                 ISSUER            YES             FOR                  FOR

minutes of the General Meeting together

PROPOSAL #4: Approve the notice of the meeting and            ISSUER            YES             FOR                  FOR

the agenda

PROPOSAL #5: Receive the report by the management on         ISSUER            YES             FOR                  FOR

the status of the Company and the Group

PROPOSAL #6: Approve the annual accounts and the                ISSUER            YES             FOR                  FOR

annual report for 2009 for the Company and the Group

and the proposal for declaration of dividend

PROPOSAL #7: Approve the advisory vote regarding                ISSUER            YES         AGAINST           AGAINST

declaration from the Board of Directors on the fixing

 of salaries and other remunerations to leading

personal and binding vote regarding remuneration in

shares to all employees

PROPOSAL #8: Approve to determine the remunerations          ISSUER            YES             FOR                  FOR

for the Board of Directors, Board Committees and the

Auditor

PROPOSAL #9: Election of shareholder elected members         ISSUER            YES             FOR                  FOR

of the Board of Directors,

PROPOSAL #10: Amend the Articles of Association -              ISSUER            YES             FOR                  FOR

reduction in share capital by cancellation of

treasury shares

PROPOSAL #11: Grant authority regarding acquisition          ISSUER            YES             FOR                  FOR

and disposal of treasury shares

PROPOSAL #12: Grant authority regarding private                 ISSUER            YES             FOR                  FOR

placements of newly issued shares in connection with

mergers and acquisitions

PROPOSAL #13: Amend the Articles of Association -              ISSUER            YES             FOR                  FOR

notice of meeting and holding of general meetings

PROPOSAL #14: Amend the Articles of Association -              ISSUER            YES             FOR                  FOR

exercise of shareholders rights

PROPOSAL #15: Approve the deadline for calling an EGM        ISSUER            YES         AGAINST           AGAINST

 until the next AGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOMSON GROUP LTD

  TICKER:                  N/A                 CUSIP:   G8917R108

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited                          ISSUER            YES             FOR                  FOR

consolidated financial statements of the Company and

its subsidiaries for the YE 31 DEC 2009 together with

 the reports of the Directors and Auditor thereon

PROPOSAL #2: Declare a special dividend of 13.5 HKD          ISSUER            YES             FOR                  FOR

cents per share of the Company for the YE 31 DEC 2009

PROPOSAL #3.a.i: Re-elect Mr. Tong Albert as a                   ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.aii: Re-elect Mr. Cheung Siu Ping, Oscar         ISSUER            YES             FOR                  FOR

as a Director of the Company

PROPOSAL #3aiii: Re-elect Madam Hsu Feng as a                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #3.b: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company to fix the fees of the Directors

PROPOSAL #4: Re-appoint Deloitte Touche Tohmatsu as          ISSUER            YES             FOR                  FOR

the Auditor of the Company and authorize the Board of

 Directors of the Company to fix their remuneration

PROPOSAL #5: Authorize the Board of Directors of the         ISSUER            YES             FOR                  FOR

Company to issue new shares in the capital of the

Company, except for cases otherwise specified, up to

a maximum of 20% of the number of issued shares of

the Company as at the date of the meeting

PROPOSAL #6: Authorize the Board of Directors of the         ISSUER            YES             FOR                  FOR

Company to repurchase shares in the capital of the

Company up to a maximum of 10% of the number of

issued shares of the Company as at the date of the

PROPOSAL #7: Approve to grant a general mandate to            ISSUER            YES             FOR                  FOR

the Board of Directors of the Company to add the

number of shares in the capital of the Company that

may be repurchased according to the mandate granted

under resolution (6) above to the share issue mandate

 granted under resolution (5) above

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOMTOM NV, AMSTERDAM

  TICKER:                  N/A                 CUSIP:   N87695107

  MEETING DATE:      4/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and announcements                                  ISSUER             NO              N/A                  N/A

PROPOSAL #2: Presentation by Mr H.C.A. Goddijn, Chief        ISSUER             NO              N/A                  N/A

 Executive Officer

PROPOSAL #3: Annual report 2009                                              ISSUER             NO              N/A                  N/A

PROPOSAL #4: Corporate Governance                                           ISSUER             NO              N/A                  N/A

PROPOSAL #5: Adopt the annual accounts of 2009                    ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve to release from liability of the        ISSUER            YES             FOR                  FOR

 Members of the Management Board

PROPOSAL #7: Approve to release from liability of the        ISSUER            YES             FOR                  FOR

 Members of the Supervisory Board

PROPOSAL #8: The Company'S policy on additions to              ISSUER             NO              N/A                  N/A

reserves and on dividends

PROPOSAL #9: Approve the extension of the authority          ISSUER            YES             FOR                  FOR

of the Management Board to have the Company acquire

its own shares

PROPOSAL #10.a: Approve the extension of the                       ISSUER            YES         AGAINST           AGAINST

authority of the Management Board to issue shares or

to grant rights to acquire shares

PROPOSAL #10.b: Approve the extension of the                       ISSUER            YES         AGAINST           AGAINST

authority of the Management Board to restrict or

exclude preemptive rights

PROPOSAL #11: Approve the extension of the authority         ISSUER            YES         AGAINST           AGAINST

of the Management Board to grant rights to subscribe

for ordinary shares under the TomTom NV Employee

Stock Option Plan 2009 and TomTom NV Management Board

 Stock Option Plan 2009 and - to the extent required

- to exclude pre-emptive rights

PROPOSAL #12: Re-appoint Mr. K. Vuursteen as a member        ISSUER            YES             FOR                  FOR

 of the Supervisory Board with effect from 26 April

PROPOSAL #13: Amend the Company's Articles of                     ISSUER            YES             FOR                  FOR

Association

PROPOSAL #14: Re-appoint Deloitte Accountants BV as          ISSUER            YES             FOR                  FOR

the Auditor of the Company

PROPOSAL #15: Questions                                                            ISSUER             NO              N/A                  N/A

PROPOSAL #16: Closing                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOMY COMPANY,LTD.

  TICKER:                  N/A                 CUSIP:   J89258107

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Update Articles                 ISSUER            YES         AGAINST           AGAINST

Related to Anti-Takeover Defense Measures According

to the Commercial Code

PROPOSAL #3: Approve Extension of Anti-Takeover                 ISSUER            YES         AGAINST           AGAINST

Defense Measures

PROPOSAL #4.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #5.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #5.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.3: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #5.4: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5.5: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

PROPOSAL #7: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Option Plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TONG YANG INDUSTRY CO LTD

  TICKER:                  N/A                 CUSIP:   Y8886R105

  MEETING DATE:      5/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: 2009 business reports and financial            ISSUER             NO              N/A                  N/A

statements

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The proposal of merger with Taiwan Kai        ISSUER             NO              N/A                  N/A

 Yih Industrial Company/Tw0001523009

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution           ISSUER            YES             FOR                  FOR

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.5: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TONG YANG MAJOR CORP, SEOUL

  TICKER:                  N/A                 CUSIP:   Y2099M102

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend the Articles of Incorporation                ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Election of Directors Youngwoon Lee,              ISSUER            YES             FOR                  FOR

Changsik Kim, Sukhwa kang, Taegyu Han

PROPOSAL #4: Approve the remuneration for the Director      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TONG YANG SECURITIES INC

  TICKER:                  N/A                 CUSIP:   Y8893H108

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement; cash            ISSUER            YES         AGAINST           AGAINST

dividend KRW 150 per 1 ordinary shares, KRW 200 per 1

 preferred shares

PROPOSAL #2: Approve the partial amendment to                     ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3.1: Election of Dongwon Seo and Jungkook          ISSUER            YES             FOR                  FOR

Kwon as the Inside Directors

PROPOSAL #3.2: Election of Dongsung Cho as an Outside        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #4: Election of Jungkook Kwon as a Audit              ISSUER            YES         AGAINST           AGAINST

Committee Member as Inside Director

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors  KRW 7 bil

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOP GLOVE CORP BERHAD

  TICKER:                  N/A                 CUSIP:   Y88965101

  MEETING DATE:      1/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Declare a Single Tier Final Dividend of        ISSUER            YES             FOR                  FOR

 18% [net 9 sen per share] and Single Tier Special

Dividend of 12% [net 6 sen per share) for the FYE 31

AUG 2009

PROPOSAL #2.: Approve the payment of Directors' fees         ISSUER            YES             FOR                  FOR

for the FYE 31 AUG 2009

PROPOSAL #3.: Re-elect Puan Sri Tong Siew Bee as a            ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Article 94 of the

Company's Articles of Association

PROPOSAL #4.: Re-elect Lee Kim Meow as a Director,            ISSUER            YES             FOR                  FOR

who retires pursuant to Article 94 of the Company's

Articles of Association

PROPOSAL #5.: Re-elect Lim Cheong Guan as a Director,        ISSUER            YES             FOR                  FOR

 who retires pursuant to Article 94 of the Company's

Articles of Association

PROPOSAL #6.: Re-appoint Tan Sri Datuk Arshad Bin              ISSUER            YES             FOR                  FOR

Ayub as a Director of the Company and to hold office

until the conclusion of the next AGM, pursuant to

Section 129(6) of the Companies Act, 1956

PROPOSAL #7.: Re-appoint Mr. Sekarajasekaran a/l                ISSUER            YES             FOR                  FOR

Arasaratnam as a Director of the Company and to hold

office until the conclusion of the next AGM, pursuant

 to Section 129(6) of the Companies Act, 1956

PROPOSAL #8.: Re-appoint Messrs. Ernst & Young as the        ISSUER            YES             FOR                  FOR

 Auditors of the Company until the conclusion of the

next AGM and authorize the Directors to fix their

remuneration

PROPOSAL #9.: Authorize the Directors, subject to              ISSUER            YES             FOR                  FOR

Section 132D of the Companies Act, 1965 and approvals

 of the relevant governmental/regulatory authorities,

 to issue and allot shares in the Company, at any

time to such persons and upon such terms and

conditions and for such purposes as the Directors

may, in their absolute discretion deem fit, provided

that the aggregate number of shares issued pursuant

to this Resolution does not exceed ten per centum

(10%) of the issued and paid-up share capital of the

Company for the time being; and authorize the

Directors to obtain the approval for the listing of

and quotation for the additional shares so issued on

the Bursa Malaysia Securities Berhad; [Authority

expires immediately upon the passing of this

Resolution and continue to be in force until the

conclusion of the next AGM of the Company]

PROPOSAL #10.: Authorize the Company, subject to                ISSUER            YES             FOR                  FOR

Companies Act, 1965, the Company's Memorandum and

Articles of Association, the Listing Requirements of

Bursa Malaysia Securities Berhad [Bursa Securities]

and the approvals of all relevant governmental and/or

 regulatory authority [if any], to purchase such

amount of ordinary shares of MYR 0.50 each in the

Company [Proposed Share Buy-Back] as may determined

by the Board from time to time through Bursa

Securities upon such terms and conditions as the

Board may deem fit and expedient in the interest of

the Company provided that the aggregate number of

shares purchased pursuant to this resolution shall

not exceed 10% of the total issued and paid-up share

capital of the Company; the maximum amount of funds

to be utilized for the purpose of the Proposed Share

Buy-Back shall not exceed the Company's aggregate

retained profits and/or share premium account; at the

 discretion of the Board, the shares of the Company

to be purchased are proposed to be cancelled and/or

retained as treasury shares and/or distributed as

dividends and/or resold on Bursa Securities;

[Authority expires at the conclusion of the next AGM

of the Company at which time the authority shall

lapse unless by ordinary resolution passed at a

general meeting, the authority is renewed either

unconditionally or subject to conditions; or the

expiration of the period within which the next AGM is

 required by law to be held]; and authorize the Board

 to take such steps to give full effect to the

Proposed Share Buy-Back with full power to assent to

any conditions, modifications, variations and/or

amendments as may be imposed by the relevant

authorities and/or to do all such acts and things as

the Board may deem fit and expedient in the best

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOP GLOVE CORP BERHAD

  TICKER:                  N/A                 CUSIP:   Y88965101

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the bonus issue of up to                    ISSUER            YES             FOR                  FOR

348,013,000 new ordinary shares of  MYR 0.50 each in

top glove   shares  on the basis of 1 new share for

every 1 existing share

PROPOSAL #2: Approve to increase the authorized share        ISSUER            YES             FOR                  FOR

 capital of Top Glove from MYR 200,000,000 comprising

 400,000,000 shares to MYR 400,000,000 comprising

800,000,000 shares  proposed increase in authorized

shares capital

PROPOSAL #S.1: Amend the  Memorandum and Articles of         ISSUER            YES             FOR                  FOR

 Association (M and A) of Top  Glove proposed

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOPCO SCIENTIFIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y8896T109

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST
  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of the proposals submitted         ISSUER             NO              N/A                  N/A

by shareholders

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.5 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings, proposed stock dividend: 20

for 1,000 shares held

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans, endorsement and guarantee

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOPCON CORPORATION

  TICKER:                  N/A                 CUSIP:   J87473112

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOPDANMARK A/S, BALLERUP

  TICKER:                  N/A                 CUSIP:   K96213150

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report on the Company's                ISSUER            YES         ABSTAIN           AGAINST

activities in the past year

PROPOSAL #2: Receive the audited annual report signed        ISSUER            YES         ABSTAIN           AGAINST

 by the Board of Directors and the Board of Management

PROPOSAL #3: Adopt the annual report and decision on         ISSUER            YES         ABSTAIN           AGAINST

the appropriation of profits according to the Annual

Accounts as adopted

PROPOSAL #4.A: Election of Anders Knutsen as a Member        ISSUER            YES         ABSTAIN           AGAINST

 to the Board of Directors

PROPOSAL #4.B: Election of Jens Maaloe as a Member to        ISSUER            YES         ABSTAIN           AGAINST

 the Board of Directors

PROPOSAL #4.C: Election of Michael Pram Rasmussen as         ISSUER            YES         ABSTAIN           AGAINST

a Member to the Board of Directors

PROPOSAL #4.D: Election of Annette Sadolin as a                 ISSUER            YES         ABSTAIN           AGAINST

Member to the Board of Directors

PROPOSAL #4.E: Election of Soren Thorup Soresen as a         ISSUER            YES         ABSTAIN           AGAINST

Member to the Board of Directors

PROPOSAL #4.F: Election of Knud J. Vest as a Member          ISSUER            YES         ABSTAIN           AGAINST

to the Board of Directors

PROPOSAL #5.A: Amend the Article 4(1), 5(1), 6(1), 8,        ISSUER            YES         ABSTAIN           AGAINST

 11(3-4), 11(7-9), 12(1)(3), 13 and 15 of the

Articles of Association as specified and consequently

 amend Article 11(5) as specified

PROPOSAL #5.B: Authorize the Board of Directors to            ISSUER            YES         ABSTAIN           AGAINST

acquire own shares for the purpose of ownership or

security, the total of own shares held by the Company

 or its subsidiaries must not exceed 15% of the share

 capital, the shares can be acquired at a minimum

price of DKK 105  market price of DKK 10.5  per share

 and a maximum price of current market value plus 10%

PROPOSAL #5.C: Authorize the Board of Directors to            ISSUER            YES         ABSTAIN           AGAINST

issue to the Company's Board of Management and other

executives for 2011 up to 150,000 options, employee

shares with a nominal value of up to DKK 40,000;

consequently 5 and 6 of General Guidelines for

performance-related pay in Topdanmark be formulated

as specified for 2011

PROPOSAL #5.D: Approve that the remuneration to be            ISSUER            YES         ABSTAIN           AGAINST

paid to the Board of Directors be increased from a

total of DKK 3,712,500 to a total of DKK 4,050,000

implying an increase in the ordinary remuneration

from DKK 275,000 to DKK 300,000 with effect from the

FY 2010 commencing 01 JAN 2010

PROPOSAL #6: Re-elect Deloitte, Statsautoriseret                ISSUER            YES         ABSTAIN           AGAINST

Revisionsaktieselskab as one State-Authorized Public

Accountant to serve as the Auditor

PROPOSAL #7: Any other business                                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOPY INDUSTRIES,LIMITED

  TICKER:                  N/A                 CUSIP:   J89451124

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Expand Business Lines        ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve Provision of Retirement                       ISSUER            YES         AGAINST           AGAINST

Allowance for Retiring Directors and Corporate

PROPOSAL #6: Approve Renewal of Anti-Takeover Defense        ISSUER            YES         AGAINST           AGAINST

 Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TORISHIMA PUMP MFG.CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J64169105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TORM A/S

  TICKER:                  N/A                 CUSIP:   K1998G104

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Acknowledge the oral report of the                 ISSUER            YES             FOR                  FOR

Chairman of the Board of Directors, on the activities

 of the Company in the past year

PROPOSAL #2: Adopt the annual report                                     ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve that no ordinary dividends shall        ISSUER            YES             FOR                  FOR

 be distributed for the FY 2009, and that the net

profit for the year shall be carried forward

PROPOSAL #4: Re-elect Mr. Nicos Zouvelos as a Member         ISSUER            YES             FOR                  FOR

of the Board of Directors, pursuant to Articles 12.2

and 12.3 of the Company's Articles of Association

PROPOSAL #5: Re-elect Deloitte Statsautoriseret                 ISSUER            YES             FOR                  FOR

Revisionsaktieselskab as the Auditors

PROPOSAL #6.a: Approve that the entire Article 1.3 of        ISSUER            YES             FOR                  FOR

 the Company's Articles of Association (place of

registered office) be deleted after which the present

 Article 1.4 will become Article 1.3

PROPOSAL #6.b: Approve that the entire Article 2.6 of        ISSUER            YES             FOR                  FOR

 the Company's Articles of Association (authorization

 to issue shares to the employees) be deleted

PROPOSAL #6.c: Approve that an authorization to the          ISSUER            YES             FOR                  FOR

Board of Directors be inserted in Article 2.6 of the

Articles of Association to issue convertible debt

instruments and to affect the capital increase

relating thereto

PROPOSAL #6.d: Approve that, in Article 3.3 of the            ISSUER            YES             FOR                  FOR

Danish version of the Articles of Association, the

Danish word aktiebog be replaced with ejerbog (in

English the designation register of shareholders

remains unchanged) and that the Danish word

aktiebogsf rer be replaced with ejerbogsf rer (in

English the designation keeper of the Company's

register of shareholders remains unchanged), and that

 the address for VP Investor Services A/S (VP

Services A/S) be replaced by the CVR no. of this

company so that Weidekampsgade 14, DK-2300 K

benhavn'S is replaced by CVR no. 30201183

PROPOSAL #6.e: Amend Article 3.7 of the Articles of          ISSUER            YES             FOR                  FOR

Association

PROPOSAL #6.f: Amend Article 5.3 of the Articles of          ISSUER            YES             FOR                  FOR

Association

PROPOSAL #6.g: Amend Article 5.4 of the Articles of          ISSUER            YES             FOR                  FOR

Association

PROPOSAL #6.h: Amend Article 5.5 of the Articles of          ISSUER            YES             FOR                  FOR

Association

PROPOSAL #6.i: Amend Article 5.6 of the Articles of          ISSUER            YES             FOR                  FOR

Association

PROPOSAL #6.j: Amend Articles 8.1, 8.2, 8.3, 8.4 and         ISSUER            YES             FOR                  FOR

8.5 of the Articles of Association

PROPOSAL #6.k: Amend Article 10.2 of the Articles of         ISSUER            YES             FOR                  FOR

Association

PROPOSAL #6.L: Approve that the reference in Article         ISSUER            YES             FOR                  FOR

10.3 of the Articles of Association to Sections 78-79

 of the Danish Companies Act be deleted and replaced

by a reference to Sections 106-107 of the Danish

Companies Act

PROPOSAL #6.m: Approve that the reference in Articles        ISSUER            YES             FOR                  FOR

 12.1 and 12.2 of the Danish version of the Articles

of Association to aktieselskabslovens regler be

replaced by a reference to selskabslovens regler

(this amendment has no bearing on the existing

wording of the English version of the Articles of

Association which reads the provisions of the Danish

Companies Act) and that the reference in Article 6.3

of the Articles of Association to Danish Public

Companies Act be replaced by a reference to Danish

PROPOSAL #6.n: Approve that the reference in Article         ISSUER            YES             FOR                  FOR

13.7 of the Articles of Association to s. 69b of the

Danish Companies Act be replaced by a reference to s.

 69b of the former Danish Companies Act.

PROPOSAL #6.o: Approve that a new Article 13.8 be              ISSUER            YES             FOR                  FOR

inserted in the Articles of Association

PROPOSAL #6.p: Authorize the Board of Directors, in          ISSUER            YES         AGAINST           AGAINST

the period until the next AGM, to let the Company

acquire its own shares within 10% of the issued share

 capital at the market price prevailing at the time

of acquisition subject to a deviation of up to 10%

PROPOSAL #6.q: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

apply for registration of the resolutions passed and

to make any such amendments thereto as may be

required or requested by the Danish Commerce and

Companies Agency, the Danish Financial Supervisory

Authority, NASDAQ OMX Copenhagen A/S or any other

public authority as a condition for registration or

PROPOSAL #7: Any other business                                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOROMONT INDS LTD

  TICKER:                  N/A                 CUSIP:   891102105

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Robert S. Boswell as a              ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #1.2: Election of Robert M. Franklin as a            ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #1.3: Election of Ronald G. Gage as a                   ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #1.4: Election of David A. Galloway as a              ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #1.5: Election of Wayne S. Hill as  a                   ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #1.6: Election of H. Stanley Marshall as a          ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #1.7: Election of S. McCallum as a Director         ISSUER            YES             FOR                  FOR

of the Corporation

PROPOSAL #1.8: Election of Robert M. Ogilvie as a              ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #1.9: Election of Stephen J. Savidant as a          ISSUER            YES             FOR                  FOR

Director of the Corporation

PROPOSAL #2: Appointment of Ernst & Young                            ISSUER            YES             FOR                  FOR

LLp,Chartered Accountants as the Auditors of the

Corporation until the next AGM at a remuneration to

be fixed by the Directors of the Corporation

PROPOSAL #3: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TORRENT POWER LTD

  TICKER:                  N/A                 CUSIP:   Y8903W103

  MEETING DATE:      7/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the balance sheet as         ISSUER            YES             FOR                  FOR

on 31 MAR 2009, the profit and loss account for the

YE on that date and reports of the Auditors and the

Directors thereon

PROPOSAL #2.: Declare dividend on equity shares                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Shri Murli Ranganathan as a         ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Appoint Shri S.K. Barua as a Director          ISSUER            YES             FOR                  FOR

of the Company liable to retire by rotation and who

holds office upto the date of this AGM under Section

262 of the Companies Act, 1956

PROPOSAL #S.5: Appoint M/s. C.C. Chokshi & Co.,                 ISSUER            YES             FOR                  FOR

Chartered Accountants, Ahmedabad, as the Auditors of

the Company to hold office until the conclusion of

the next AGM of the Company on a remuneration to be

fixed by the Board of Directors of the Company

PROPOSAL #6.: Appoint Shri S. Jagadeesan, IAS, as a          ISSUER            YES             FOR                  FOR

Director of the Company liable to retire by rotation

and who holds office till commencement of this AGM

PROPOSAL #7.: Appoint Shri T. Sankaralingam, as a              ISSUER            YES             FOR                  FOR

Director of the Company liable to retire by rotation

and who holds office till commencement of this AGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TORRENT POWER LTD

  TICKER:                  N/A                 CUSIP:   Y8903W103

  MEETING DATE:      12/14/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Section 314(1B) and other applicable provisions, if

any, of the Companies Act, 1956 read with the

Director's Relatives [Office or Place of Profit]

Rules, 2003 and subject to the approval of the

Central Government and such other approvals as may be

 necessary, Shri Jinal Mehta, a relative of Shri

Sudhir Mehta, Chairman and Shri Samir Mehta,

Director, in the Company on the specified terms and

conditions including the specified remuneration;

authorize the Committee of Directors of the Company

to determine, modify, consolidate and/or revise the

terms and conditions of appointment of Shri Jinal

Mehta including designation and remuneration within

the specified limits, in any manner from time to time

 and to do such acts, deeds and things as may be

necessary for giving effect to the above resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOSHIBA MACHINE CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J89838106

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Approve Renewal of Anti-Takeover Defense        ISSUER            YES         AGAINST           AGAINST

 Measures

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOSHIBA PLANT SYSTEMS & SERVICES CORPORATION

  TICKER:                  N/A                 CUSIP:   J89795124

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Change Company's                ISSUER            YES             FOR                  FOR

Location to Yokohama, Adopt Reduction of Liability

System for All Directors and All Auditors

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOTAL PRODUCE PLC, CO LOUTH

  TICKER:                  N/A                 CUSIP:   G8983Q109

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the statement of account for the        ISSUER            YES             FOR                  FOR

 year ended 31 Dec 2009 and the reports of the

Directors and auditors thereon

PROPOSAL #2: Approve to confirm interim dividend and         ISSUER            YES             FOR                  FOR

declare a final dividend

PROPOSAL #3.i.a: Reelection of Rose Hynes                             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.i.b: Reelection of Rory Byrne                             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.ii: Reelection of Frank Davis                             ISSUER            YES             FOR                  FOR

PROPOSAL #4: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

Auditor's remuneration

PROPOSAL #5: Approve the Directors to allot relevant         ISSUER            YES             FOR                  FOR

securities

PROPOSAL #6: Approve to disapply the statutory pre-           ISSUER            YES         AGAINST           AGAINST

emption rights in certain circumstances

PROPOSAL #7: Authorize the Company to make market              ISSUER            YES             FOR                  FOR

purchases of its own shares

PROPOSAL #8: Grant authority to  re-issue price range        ISSUER            YES             FOR                  FOR

 of treasury shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOTVS SA

  TICKER:                  N/A                 CUSIP:   P92184103

  MEETING DATE:      7/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend the Article 3rd of the Corporate         ISSUER            YES             FOR                  FOR

By-Laws to include within the Company's corporate

purpose, the activity of outsourcing

PROPOSAL #2.: Amend the Article 21st and item XXII of        ISSUER            YES             FOR                  FOR

 Article 24th of the Company's Corporate By-Laws to

amend the number of Members of the Board of Directors

PROPOSAL #3.: Approve to consolidate the Company's            ISSUER            YES             FOR                  FOR

Corporate By-Laws

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOTVS SA

  TICKER:                  N/A                 CUSIP:   P92184103

  MEETING DATE:      8/26/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Amend the Article 3 of the Corporate            ISSUER            YES             FOR                  FOR

By-Laws to include within the Company's corporate

purpose, the activity of outsourcing

PROPOSAL #II.: Amend the Article 21 and 24 of the              ISSUER            YES             FOR                  FOR

Company's Corporate By-Laws and the number of Members

 of the Board of Directors

PROPOSAL #III.: Approve to consolidate the Company's         ISSUER            YES             FOR                  FOR

Corporate By-Laws

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOTVS SA

  TICKER:                  N/A                 CUSIP:   P92184103

  MEETING DATE:      8/26/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Amend the wording of the private deed          ISSUER            YES             FOR                  FOR

for the 1st private issue of debentures convertible

into shares debenture issue deed, for the purpose of

detailing the calculation method for the updating and

 of the remuneration for the debentures convertible

into shares of both series of the 1st private issue

of the Company debentures

PROPOSAL #II.: Amend the wording of the debenture              ISSUER            YES             FOR                  FOR

issue deed, for the purpose of detailing the

calculation method and the updating of the non-

conversion premium of debentures provided in items

3.15 Et Sequence of the debenture issue deed

PROPOSAL #III.: Amend the wording of the debenture            ISSUER            YES             FOR                  FOR

issue deed, for the purpose of detailing the

calculation method and the updating of the conversion

 percentages

PROPOSAL #IV.: Amend the wording of the debenture              ISSUER            YES             FOR                  FOR

issue deed, for the purpose of detailing the

calculation method and the updating of the price

premium in case of obligatory conversion of the

debentures, provided in item 3.18 Et Sequence of the

debenture issue deed

PROPOSAL #V.: Authorize the Executive Committee to            ISSUER            YES             FOR                  FOR

adopt any measures necessary for the formalization of

 the amendments as mentioned, but not limited to, the

 signing of an amendment to the debentures deed

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOTVS SA

  TICKER:                  N/A                 CUSIP:   P92184103

  MEETING DATE:      3/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Acknowledge the Directors accounts, to          ISSUER            YES             FOR                  FOR

examine, discuss and approve the Company's

consolidated financial statements for the FYE 31 DEC

2009

PROPOSAL #2: Approve to decide the allocation of the         ISSUER            YES             FOR                  FOR

result of the FY and on the distribution of dividends

PROPOSAL #3: Election of the Members of the Board of         ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4: Approve to set the total annual payment         ISSUER            YES             FOR                  FOR

for the members of the Board of Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOWA PHARMACEUTICAL CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J90505108

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOWER LTD, AUCKLAND

  TICKER:                  N/A                 CUSIP:   Q91555104

  MEETING DATE:      2/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

Auditor's remuneration for the coming year

PROPOSAL #2.1: Re-elect Tony Gibbs as a Director, who        ISSUER            YES             FOR                  FOR

 retires by rotation at the annual meeting

PROPOSAL #2.2: Re-elect Susie Staley as a Director,          ISSUER            YES             FOR                  FOR

who retires by rotation at the annual meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOYO CORPORATION

  TICKER:                  N/A                 CUSIP:   J91042101

  MEETING DATE:      12/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Approve Minor                     ISSUER            YES             FOR                  FOR

Revisions Related to Dematerialization of Shares and

the other Updated Laws and Regulations, Increase

Board Size to 3

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOYO ENGINEERING CORPORATION

  TICKER:                  N/A                 CUSIP:   J91343103

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOYO INK MFG.CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J91515106

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Transfer of Operations to Newly         ISSUER            YES             FOR                  FOR

established Wholly-Owned Subsidiaries and Create a

Holding Company Structure

PROPOSAL #3: Amend Articles to: Change Official                 ISSUER            YES             FOR                  FOR

Company Name to TOYO INK SC HOLDING, CO.,LTD., Expand

 Business Lines

PROPOSAL #4.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.13: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.14: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOYO KANETSU K.K.

  TICKER:                  N/A                 CUSIP:   J91601104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Director                                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOYO KOHAN CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J91730101

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOYO SECURITIES CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J92246107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Appoint a Corporate Auditor                             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOYO TANSO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J92689108

  MEETING DATE:      8/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Approve Minor                     ISSUER            YES             FOR                  FOR

Revisions Related to Dematerialization of Shares and

the other Updated Laws and Regulations

PROPOSAL #3: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Options to Directors

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TOYO TIRE & RUBBER CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J92805118

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TPG TELECOM LTD

  TICKER:                  N/A                 CUSIP:   Q8702T151

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, for the purposes of Sections         ISSUER            YES             FOR                  FOR

260A and 260B(2) of the Corporations Act 2001 [Cth]

and for all other purposes: PIPE networks limited

[ACN 099104122], PIPE International [Australia] Pty

limited [ACN 123 898 215], PIPE Transmission

[Australia] Pty limited [ACN 122 153 913], A.C.N 139

798 404 Pty limited [ACN 139 798 404]; and any other

Australian incorporated subsidiary of PIPE from time

to time, to give financial assistance as specified,

in connection with the acquisition by the Company of

the ordinary shares in PIPE that it did not already

own pursuant to a scheme of arrangement between PIPE

and its shareholders [other than the Company] that

was implemented on 31 MAR 2010

PROPOSAL #2.: Approve, for the purposes of Listing            ISSUER            YES             FOR                  FOR

Rule 7.4 of the Listing Rule of ASX Limited and for

all other purposes, the issue of 41,009,464 fully-

paid ordinary shares in the Company on 10 FEB 2010

made by way of placement as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRADEDOUBLER AB

  TICKER:                  N/A                 CUSIP:   W9663T100

  MEETING DATE:      12/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect the Chairman of the meeting                  ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the voting list                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the agenda                                            ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Elect 1 or 2 persons to certify the              ISSUER            YES             FOR                  FOR

minutes

PROPOSAL #5.: Approve to consider whether the meeting        ISSUER            YES             FOR                  FOR

 has been properly called

PROPOSAL #6.: Approve to increase the Company's share        ISSUER            YES             FOR                  FOR

 capital by way of a rights issue with preferential

rights for the shareholders, in accordance with the

specified terms

PROPOSAL #7.: Conclusion of the meeting                                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRADEDOUBLER AB

  TICKER:                  N/A                 CUSIP:   W9663T100

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of Mats Sundstrom as the                   ISSUER            YES             FOR                  FOR

Chairman of the meeting

PROPOSAL #3: Approve the voting list                                     ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Election of 1 or 2 persons to certify            ISSUER            YES             FOR                  FOR

the minutes

PROPOSAL #6: Approve whether the meeting has been              ISSUER            YES             FOR                  FOR

properly called

PROPOSAL #7: Presentation of the annual accounts and         ISSUER             NO              N/A                  N/A

the Auditors report and the consolidated accounts and

 the consolidated Auditors report

PROPOSAL #8: The Managing Director's presentation               ISSUER             NO              N/A                  N/A

PROPOSAL #9: Receive the report by the Chairman of            ISSUER            YES             FOR                  FOR

the Board of Directors on the work of the Board of

Directors, the Remuneration Committee and the Audit

Committee, and report by the Chairman of the

Nomination Committee on the work of the Nomination

Committee

PROPOSAL #10A: Adopt of the profit and loss account,         ISSUER            YES             FOR                  FOR

the balance sheet and the consolidated profit and

loss account and the consolidated balance sheet

PROPOSAL #10B: Approve that no dividend are paid for         ISSUER            YES             FOR                  FOR

2009 and that the profit are carried forward

PROPOSAL #10C: Grant discharge, from liability, to            ISSUER            YES             FOR                  FOR

the Members of the Board of Directors and the

Managing Director

PROPOSAL #11: Approve that the number of Directors of        ISSUER            YES             FOR                  FOR

 the Board shall amount to seven

PROPOSAL #12: Approve that the compensation shall              ISSUER            YES         AGAINST           AGAINST

amount to (last year's compensation in brackets):

Chairman of the Board SEK 650,000 (450,000),

Directors of the Board SEK 300,000 (200,000),

Chairman of the Remuneration Committee SEK 50,000

(50,000), Members of the Remuneration Committee SEK

25,000 (25,000), Chairman of the Audit Committee SEK

100,000 (100,000), Members of the Audit Committee SEK

 50,000 (50,000); that compensation is not awarded to

 the Directors of the Board who are employed by the

TradeDoubler Group; CONTD

PROPOSAL #13: Re-elect Mats Sundstrom, Kristofer                ISSUER            YES         AGAINST           AGAINST

Arwin, Helene Bergquist, Martin Henricson and

Caroline Sundewall; and election of Martina King and

Simon Turner as the Directors of the Board; and

approve that the Nomination Committee may propose

additional Directors

PROPOSAL #14: Election of Mats Sundstrom as the                 ISSUER            YES             FOR                  FOR

Chairman of the Board of Directors;

PROPOSAL #15: Approve the proposal for the                          ISSUER            YES             FOR                  FOR

appointment of the Nomination Committee

PROPOSAL #16: Approve to determine the principles for        ISSUER            YES             FOR                  FOR

 compensation and other conditions of employment to

the Company Management

PROPOSAL #17: Other matters                                                     ISSUER             NO              N/A                  N/A

PROPOSAL #18: Conclusion of the meeting                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRAKYA CAM SANAYII AS

  TICKER:                  N/A                 CUSIP:   M8811Q100

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and election of the Presidential        ISSUER             NO              N/A                  N/A

 Board, authorize the Chairmanship to sign the

minutes of the meeting

PROPOSAL #2: Approve the concerning activities and            ISSUER             NO              N/A                  N/A

accounts of 2009, reading the activities report of

the Board of Directors, Auditors report and

Independent Auditors report

PROPOSAL #3: Approve the balance sheet and income              ISSUER             NO              N/A                  N/A

statements for year 2009

PROPOSAL #4: Approve the profit distribution of the          ISSUER             NO              N/A                  N/A

year 2009

PROPOSAL #5: Approve the assignments made to the                ISSUER             NO              N/A                  N/A

Board Membership

PROPOSAL #6: Approve to absolve the Members of the            ISSUER             NO              N/A                  N/A

Board of Directors and the Auditors for the Company's

 activities in 2009

PROPOSAL #7: Election of the Auditors                                    ISSUER             NO              N/A                  N/A

PROPOSAL #8: Authorize the Board Members according to        ISSUER             NO              N/A                  N/A

 the Articles 334 and 335 of the Turkish Commercial

PROPOSAL #9: Approve to determine the salaries of the        ISSUER             NO              N/A                  N/A

 Board of Directors

PROPOSAL #10: Approve to determine the salaries of            ISSUER             NO              N/A                  N/A

the Auditors

PROPOSAL #11: Approve the presentation of information        ISSUER             NO              N/A                  N/A

 to the shareholders about the donations

PROPOSAL #12: Amend the Articles of the Association           ISSUER             NO              N/A                  N/A

PROPOSAL #13: Approve presentation of information to         ISSUER             NO              N/A                  N/A

the assembly about the assurances given to the third

parties

PROPOSAL #14: Approve the Independent Auditing Firm           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRANSAT A T INC

  TICKER:                  N/A                 CUSIP:   89351T302

  MEETING DATE:      3/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Elect Andre Bisson as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Elect Lina De Cesare as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Elect Jean Pierre Delisle as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Elect Jean-Marc Eustache as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Elect H. Clifford Hatch as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Elect Jean-Yves Leblanc as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Elect Jacques Simoneau as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Elect Philippe Sureau as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Elect John D. Thompson as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Elect Dennis Wood as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint Ernst & Young, LLP as the                   ISSUER            YES             FOR                  FOR

Auditors for the ensuing year and authorize

PROPOSAL #3: Declare the Ownership and Control                    ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRANSCONTINENTAL INC

  TICKER:                  N/A                 CUSIP:   893578104

  MEETING DATE:      2/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Elect the Corporation's Directors for            ISSUER            YES             FOR                  FOR

the coming year

PROPOSAL #2: Appoint KPMG LLP as the Auditor and                ISSUER            YES             FOR                  FOR

authorize the Directors to fix its

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRANSCOSMOS INC.

  TICKER:                  N/A                 CUSIP:   J9297T109

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approval of Absorption-type Merger                ISSUER            YES             FOR                  FOR

Agreement of transcosmos inc. with DoubleClick Japan

Inc.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRANSCOSMOS INC.

  TICKER:                  N/A                 CUSIP:   J9297T109

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                 ISSUER            YES             FOR                  FOR

Earnings

PROPOSAL #2.: Amend Articles to: Change Business Lines      ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor         ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRANSFIELD SERVICES LTD, SYDNEY NSW

  TICKER:                  N/A                 CUSIP:   Q9187S114

  MEETING DATE:      11/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.A: Elect Dr. Peter Goode as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #1.B: Elect Mr. Jagjeet [Jeet] Bindra as a          ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #2.A: Re-elect Mr. Anthony Shepherd as a              ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with Clause 58.1 of the Company's Constitution

PROPOSAL #2.B: Re-elect Mr. Luca Belgiorno-Nettis AM         ISSUER            YES             FOR                  FOR

as a Director of the Company, who retires in

accordance with Clause 58.1 of the Company's

Constitution

PROPOSAL #3.: Appoint KPMG as the Auditor of the                ISSUER            YES             FOR                  FOR

Company

PROPOSAL #4.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009 and as specified in the 2009 annual

report on pages 43 to 61

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRANSFORCE INC

  TICKER:                  N/A                 CUSIP:   89366H103

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Elect ALAIN BEDRAD as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Elect ANDRE BERARD as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Elect LUCIEN BOUCHARD as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Elect RICHARD GUAY as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Elect RONALD D. ROGERS as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Elect JOEY SAPUTO as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Elect EMANUELE  LINO  SAPUTO as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.8: Elect H. JOHN STOLLERY as a Director           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint KPMG LLP, Chartered Accountants         ISSUER            YES             FOR                  FOR

as the Auditors of the Corporation

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRANSPACIFIC INDUSTRIES GROUP LTD

  TICKER:                  N/A                 CUSIP:   Q91932105

  MEETING DATE:      11/4/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive the financial report of the         ISSUER             NO              N/A                  N/A

Company and the reports of the Directors and the

Auditor for the FYE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report as                   ISSUER            YES             FOR                  FOR

specified in the Directors' report for the FYE 30 JUN

 2009

PROPOSAL #3.a: Re-elect Mr. Bruce Brown as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires in accordance with

Clause 6.3 of the Constitution

PROPOSAL #3.b: Re-elect Mr. Trevor Coonan as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with Clause 6.3 of the Constitution

PROPOSAL #3.c: Elect Mr. Rajiv Ghatalia as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires in accordance with

Clause 6.3 of the Constitution

PROPOSAL #3.d: Elect Mr. Gene Tilbrook as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires in accordance with Clause

 6.3 of the Constitution

PROPOSAL #3.e: Elect Mr. Martin Hudson as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires in accordance with Clause

 6.3 of the Constitution

PROPOSAL #4.: Ratify, for the purposes of ASX Listing        ISSUER            YES             FOR                  FOR

 Rule 7.4 and for all other purposes, the issue of

2,229,001 fully paid ordinary shares in the Company

since 31 OCT 2008 and issue of one equity security

issued by the Company on 15 JUL 2009 [which converted

 into an additional 35,818,663 fully paid ordinary

shares on 05 AUG 2009], as specified

PROPOSAL #5.: Approve, for the purposes of item 7 of         ISSUER            YES             FOR                  FOR

Section 611 of the Corporations Act 2001 [Cth] and

for all other purposes, the acquisition by WPX

Holdings B.V. and its associates of up to 71,637,326

fully paid ordinary shares in the Company on

settlement of the warrants issued to WPX Holdings

B.V. on 05 AUG 2009 on the terms of the Equity

PROPOSAL #6.: Appoint Ernst and Young as the Auditor         ISSUER            YES             FOR                  FOR

of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRAVIS PERKINS PLC, NORTHAMPTON

  TICKER:                  N/A                 CUSIP:   G90202105

  MEETING DATE:      5/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Company's annual accounts            ISSUER            YES         AGAINST           AGAINST

for the FYE 31 DEC 2009, together with the Directors'

 report, and the Directors' remuneration report and

the Auditors' report on those accounts and on the

auditable part of the Directors' remuneration report

PROPOSAL #2: Re-appoint Robert Walker as a Non-                  ISSUER            YES             FOR                  FOR

Executive Director, pursuant to Article 71 of the

Company's Articles of Association

PROPOSAL #3: Re-appoint Chris Bunker as a Non-                    ISSUER            YES         AGAINST           AGAINST

Executive Director, who is retiring by rotation

pursuant to Article 76 of the Company's Articles of

Association

PROPOSAL #4: Re-appoint John Coleman as a Non-                    ISSUER            YES         AGAINST           AGAINST

Executive Director, who is retiring by rotation

pursuant to Article 76 of the Company's Articles of

Association

PROPOSAL #5: Re-appoint Geoff Cooper as a Director,          ISSUER            YES             FOR                  FOR

who is retiring by rotation pursuant to Article 76 of

 the Company's Articles of Association

PROPOSAL #6: Re-appoint Deloitte LLP, Chartered                 ISSUER            YES         AGAINST           AGAINST

Accountants, as the Auditors of the Company to hold

office from the conclusion of this meeting until the

conclusion of the next general meeting of the Company

 at which accounts are laid and authorize the

Directors to fix their remuneration

PROPOSAL #7: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the FYE 31 DEC 2009

PROPOSAL #8: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

in substitution for all existing authorities, in

accordance with Section 551 of the Companies Act 2006

 to allot shares  Section 540 of the Companies Act

2006  or grant rights to subscribe for or to convert

any security into shares up to an aggregate nominal

amount of GBP 6,954,585; and equity securities  as

such phrase is to be interpreted in accordance with

Section 560 of the Companies Act 2006  up to an

aggregate nominal amount of GBP 13,909,170  such

amount to be reduced by the aggregate nominal amount

of shares allotted or rights to subscribe for or to

convert any security into shares in the Company

granted under paragraph of this Resolution 8  in

connection with an offer by way of a rights issue: to

 ordinary shareholders in proportion  as nearly as

may be practicable  to their existing holdings; Contd.

PROPOSAL #CONT: Contd. and to holders of other equity        ISSUER             NO              N/A                  N/A

 securities  Section 560(1) of the Companies Act 2006

  as required by the rights of those securities or,

subject to such rights, as the Directors otherwise

consider necessary, and  Authority expires until the

end of the Company's next AGM after this resolution

is passed  or, if earlier, until the close of

business on 30 JUN 2011  but, in each case, so that

the Company may make offers and enter into agreements

 before the authority expires which would, or might,

require shares to be allotted or rights to subscribe

for or to convert any security into shares to be

granted after the authority expires and the Directors

 may allot shares or grant such rights under any such

 offer or agreement as if the authority had not

PROPOSAL #S.9: Authorize the Directors, in                          ISSUER            YES             FOR                  FOR

substitution for all existing powers and subject to

the passing of Resolution 8, pursuant to Section 570

of the Companies Act 2006 to allot equity securities

 as such phrase is to be interpreted in Section 560

of the Companies Act 2006  for cash pursuant to the

authority granted by Resolution 8 and/or where the

allotment constitutes an allotment of equity

securities by virtue of Section 560 (3) of the

Companies Act 2006, in each case free of the

restriction in Section 561 of the Companies Act 2006,

 such power to be limited: (a) to the allotment of

equity securities in connection with an offer of

equity securities  but in the case of an allotment

pursuant to the authority granted by paragraph (b) of

 Resolution 8, such power shall be limited to the

allotment of equity securities in connection with an

offer by way of a rights issue only : Contd.

PROPOSAL #CONT: Contd. to ordinary shareholders in            ISSUER             NO              N/A                  N/A

proportion  as nearly as may be practicable  to their

 existing holdings; and  to holders of other equity

securities,  Section 560(1) of the Companies Act 2006

  as required by the rights of those securities; and

to the allotment of equity securities pursuant to the

 authority granted by Paragraph of resolution 8

and/or an allotment which constitutes an allotment of

 equity securities by virtue of Section 560(3) of the

 Companies Act 2006  in each case otherwise than in

the circumstances set out in Paragraph (a) of this

Resolution 9  up to a nominal amount of GBP 1,043,188

 calculated, in the case of equity securities which

are rights to subscribe for, or to convert securities

 into, ordinary shares Section 560(1) of the

Companies Act 2006  by reference to the aggregate

nominal amount of relevant shares which may be

allotted pursuant to such rights; Contd.

PROPOSAL #CONT: Contd.   Authority expires earlier            ISSUER             NO              N/A                  N/A

until the end of the Company's next AGM after this

resolution is passed, until the close of business on

30 JUN 2011 ; but so that the Company may make offers

 and enter into agreements before the power expires

which would, or might, require equity securities to

be allotted after the power expires and the Directors

 may allot equity securities under any such offer or

agreement as if the power had not expired

PROPOSAL #S.10: Approve the general meeting other              ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 clear

days' notice

PROPOSAL #S.11: Authorize the Company to make one or         ISSUER            YES             FOR                  FOR

more market purchases  Section 693(4) of the

Companies Act 2006  of up to 20,863,756 ordinary

shares  representing 10% of the issued share capital

of the Company as at 23 FEB 2010 , at a minimum price

  exclusive of expenses  of 10 pence and maximum

price  exclusive of expenses  not more than 105%

above the average middle market quotations for any

ordinary share derived from the London Stock Exchange

 Daily Official List, over the previous 5 business

days;  Authority expires the earlier of the

conclusion of the next AGM of the Company or 30 JUN

2011 ; the Company, before the expiry, may make a

contract to purchase ordinary shares which will or

may be executed wholly or partly after such expiry

PROPOSAL #S.12: Approve, with effect from the end of         ISSUER            YES             FOR                  FOR

the meeting: (a) amend the Articles of Association of

 the Company by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the Companies Act 2006 are to be

treated as provisions of the Company's Articles of

Assocation; and (b) adopt the Articles of Association

 of the Company produced to the meeting as specified,

 in substitution for, and to the exclusion of, the

existing Articles of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRELLEBORG AB

  TICKER:                  N/A                 CUSIP:   W96297101

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Elect Anders Narvinger as the Chairman          ISSUER            YES             FOR                  FOR

of the meeting

PROPOSAL #2: Approve the preparation of voting list           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Elect one or two minutes-checkers                    ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve to determine whether the meeting        ISSUER            YES             FOR                  FOR

 has been duly convened

PROPOSAL #5: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the President's presentation of         ISSUER            YES             FOR                  FOR

operations

PROPOSAL #7: Presentation of the annual report and            ISSUER             NO              N/A                  N/A

the Auditors' report for the parent Company and the

PROPOSAL #8: Presentation of the work of the Board of        ISSUER             NO              N/A                  N/A

 Directors and work within the remunerations, Audit

and finance committees

PROPOSAL #9a: Adopt the parent Company income                     ISSUER            YES             FOR                  FOR

statement and balance sheet and the consolidated

income statement and the balance sheet

PROPOSAL #9b: Approve the cash dividend to                          ISSUER            YES             FOR                  FOR

shareholders of SEK 0.50 per share; 23APR is proposed

 as the record date for the dividend; if the meeting

resolves in accordance with the proposal, the

dividend it expected to be paid out through Euroclear

 Sweden AB on 28 APR; however, the record date and

the payment date may be postponed due to the

technical process required to implement payment

PROPOSAL #9c: Grand discharge to the members of the          ISSUER            YES             FOR                  FOR

Board of Directors and the president from personal

liability

PROPOSAL #10: Presentation of the work of the                     ISSUER             NO              N/A                  N/A

nominations committee

PROPOSAL #11: Approve that the Board of Directors to         ISSUER            YES             FOR                  FOR

the extent that it is elected by the AGM shall

comprise eight members, which means an increase by one

PROPOSAL #12: Approve that the total fees paid to the        ISSUER            YES             FOR                  FOR

 Board, excluding travel expenses, be SEK 3,110,000

2,750,000 , with SEK 950,000 to be paid to the

Chairman and SEK 360,000 each to be paid to those

Board members who are not employed within the

Trelleborg group; approve that the Auditors' fees

shall be based on an agreement regarding a cost level

 for the four-year mandate period, that is, until the

 close of the AGM in 2012, with annual adjustment for

 exchange-rate fluctuations and changes in the salary

 cost index, as well as changes that significantly

affect the scope of the work; approve that the fees

paid to those assigned to the Audit committee be SEK

150,000 for the Chairman and SEK 100,000 each for

other members; approve that the fees paid to those

assigned to the remuneration committee be SEK 50,000

for each member

PROPOSAL #13: Re-elect Helene Bergquist, Claes                   ISSUER            YES             FOR                  FOR

Lindqvist, Anders Narvinger, Soren Mellstig, Hans

Biork and Peter Nilsson as the Board members; and

elect Nina Udnes Trondsted and Bo Risberg as the new

Board members

PROPOSAL #14: Approve that the Trelleborg shall offer        ISSUER            YES         AGAINST           AGAINST

 market-based terms of employment that enable the

Company to recruit, develop and retain senior

executives; the remuneration structure shall comprise

 fixed and variable salary, pension and other

remuneration, which together form the individual's

total remuneration package; Trelleborg continuously

gathers and evaluates information on market-based

remuneration levels for relevant industries and

PROPOSAL #15: Approve that the appointment of Board          ISSUER            YES             FOR                  FOR

members be conducted, in principle, in the manner

determined by the 2009 AGM, meaning that a

Nominations Committee shall be appointed within the

Company, to operate for the period until a new

nomination committee is appointed, for the

preparation and presentation of proposals to

shareholders at the AGM regarding the election of

Board members, the Chairman of the Board and, where

appropriate, Auditors and fees to the Board, members

of Board committees and Auditors; the nominations

committee shall consist of five members, comprising

representatives of five major shareholders at the

close of the third quarter, these being appointed in

accordance with the following; at the close of the

third quarter, the Chairman of the Board shall

contact five major owners in the Company, Contd...

PROPOSAL #16: Close of Meeting                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TREVI-FINANZIARIA INDUSTRIALE SPA, CESENA (FO)

  TICKER:                  N/A                 CUSIP:   T9471T106

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement at 31            ISSUER             NO              N/A                  N/A

DEC 2009 and presentation of consolidated financial

statement, Board of Directors and Auditors,

Independent Auditors report, destination of profit,

any adjournment thereof

PROPOSAL #2: Grant authority for share buyback and            ISSUER             NO              N/A                  N/A

disposal, any adjournment thereof

PROPOSAL #3: Appointment of the Directors for                     ISSUER             NO              N/A                  N/A

corporate years 2010, 2011, 2012 and

PROPOSAL #4: Appointment of the Board of Auditors for        ISSUER             NO              N/A                  N/A

 corporate years 2010, 2011, 2012 and

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRICAN WELL SVC LTD

  TICKER:                  N/A                 CUSIP:   895945103

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to fix the number of Directors          ISSUER            YES             FOR                  FOR

to be elected at the meeting at 8

PROPOSAL #2.1: Election of Kenneth M. Bagan as a                ISSUER            YES         AGAINST           AGAINST

Director for the ensuing year

PROPOSAL #2.2: Election of G. Allen Brooks as a                 ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2.3: Election of Murray L. Cobbe as a                 ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2.4: Election of Dale M. Dusterhoft as a            ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2.5: Election of Donald R. Luft as a                   ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2.6: Election of Kevin L. Nugent as a                 ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2.7: Election of Douglas F. Robinson as a          ISSUER            YES         AGAINST           AGAINST

Director for the ensuing year

PROPOSAL #2.8: Election of Gary L. Warren as a                   ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #3: Appointment of KPMG LLP, Chartered                 ISSUER            YES         AGAINST           AGAINST

Accountants, as the Auditors of the

PROPOSAL #4: Approve and grant authority to the                 ISSUER            YES             FOR                  FOR

certain amendments to the Company's Stock Option Plan

 as specified

PROPOSAL #5: Approve and grant authority to all the          ISSUER            YES             FOR                  FOR

unallocated stock options under the Company's Stock

Option Plan

PROPOSAL #6: Approve the performance Share Unit Plan         ISSUER            YES         AGAINST           AGAINST

of the Company as specified

PROPOSAL #7: Approve the adoption of amended and                ISSUER            YES         AGAINST           AGAINST

restated By-law Number 1 as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRIGANO SA

  TICKER:                  N/A                 CUSIP:   F93488108

  MEETING DATE:      1/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Receive the Board of Directors'                   ISSUER            YES         ABSTAIN           AGAINST

management report and the General Auditors' report

and approve the annual accounts for the YE 31 AUG

2009, as presented, and the operations to which they

are related, revealing a profit of EUR 571,929.12;

there were no non-tax-deductible Company expenses

under the terms of Article 39-4 of the Code General

des Impots [Tax Code]

PROPOSAL #O.2: Receive the Auditors' report on the            ISSUER            YES         ABSTAIN           AGAINST

consolidated accounts and approve the consolidated

accounts as at 31 AUG 2009 and the operations to

which they relate

PROPOSAL #O.3: Receive the special report drawn up by        ISSUER            YES         ABSTAIN           AGAINST

 the Auditors pursuant to Articles L. 225-40 and L.

225-42 of the Code du Commerce [Commercial Code] and

approve the conclusions of said report and ratify all

 of the operation mentioned in it

PROPOSAL #O.4: Approve to allocate the year's result         ISSUER            YES         ABSTAIN           AGAINST

to credit Carried forward which will thus take it to

EUR 13,830,712.89

PROPOSAL #O.5: Approve to set the number of                        ISSUER            YES         ABSTAIN           AGAINST

attendance cards to be distributed amongst the

Directors for the year ending at EUR 73,600

PROPOSAL #O.6: Receive the Board of Directors'                   ISSUER            YES         ABSTAIN           AGAINST

report, the general meeting of the shareholders,

authorize the Board of Directors, making use of the

options specified in L. 225-209 of the Code du

Commerce, for a 12 year term to purchase the Company

shares, within a limited budget of no more than EUR

1,000,000, the maximum purchase price of each share

PROPOSAL #O.7: Approve to grant all powers to anyone         ISSUER            YES         ABSTAIN           AGAINST

who held an original or a copy of, or an extract

from, the minutes of the meeting for carrying out any

 necessary formalities

PROPOSAL #E.8: Receive the Board of Directors' report        ISSUER            YES         ABSTAIN           AGAINST

 and approve, pursuant to the provisions of Article

L. 225-139-6 of the Code du Commerce, to reserve, for

 the Company employees, an increase in capital stock

at face value under the conditions specified in

Articles L. 3332-18 to 3332-24 of the Code du Travail

 [Employment Code]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRINIDAD DRILLING LTD

  TICKER:                  N/A                 CUSIP:   896356102

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive and consider the consolidated        ISSUER             NO              N/A                  N/A

 financial statements of Trinidad for the YE 31 DEC

2009, including the Auditor's report thereon

PROPOSAL #1: Approve to fix the number of Directors          ISSUER            YES             FOR                  FOR

of Trinidad at 6

PROPOSAL #2.1: Election of Michael E. Heier as a                ISSUER            YES         AGAINST           AGAINST

Directors of Trinidad for the ensuing year or until

his successor is duly elected or appointed

PROPOSAL #2.2: Election of Naveen Dargan as a                     ISSUER            YES         AGAINST           AGAINST

Directors of Trinidad for the ensuing year or until

his successor is duly elected or appointed

PROPOSAL #2.3: Election of Brock W. Gibson as a                 ISSUER            YES         AGAINST           AGAINST

Directors of Trinidad for the ensuing year or until

his successor is duly elected or appointed

PROPOSAL #2.4: Election of Lewis W. Powers as a                 ISSUER            YES             FOR                  FOR

Directors of Trinidad for the ensuing year or until

his successor is duly elected or appointed

PROPOSAL #2.5: Election of Kenneth Stickland as a              ISSUER            YES         AGAINST           AGAINST

Directors of Trinidad for the ensuing year or until

his successor is duly elected or appointed

PROPOSAL #2.6: Election of Lyle C. Whitmarsh as a              ISSUER            YES         AGAINST           AGAINST

Directors of Trinidad for the ensuing year or until

his successor is duly elected or appointed

PROPOSAL #3: Appointment of PricewaterhouseCoopers            ISSUER            YES             FOR                  FOR

LLP, Chartered Accounts as the Auditors for Trinidad

for the ensuing year and authorize the Directors of

Trinidad to fix their remuneration

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRINITY MIRROR P L C

  TICKER:                  N/A                 CUSIP:   G90628101

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Directors report, financial         ISSUER            YES             FOR                  FOR

statements and Auditors report for the 53 weeks ended

 03 JAN 2010

PROPOSAL #2: Receive and adopt the remuneration                 ISSUER            YES             FOR                  FOR

report for the 53 weeks ended 03 JAN 2010

PROPOSAL #3: Re-appointment of Sir Ian Gibson as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4: Re-appointment of Vijay Vaghela as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5: Re-appoint Deloitte LLP as the Auditors         ISSUER            YES             FOR                  FOR

PROPOSAL #6: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

Auditors remuneration

PROPOSAL #7: Authorize the Directors to allot shares         ISSUER            YES             FOR                  FOR

PROPOSAL #S.8: Authorize the Directors to issue                 ISSUER            YES             FOR                  FOR

shares for cash

PROPOSAL #S.9: Authorize Company to purchase shares           ISSUER            YES             FOR                  FOR

PROPOSAL #10: Grant authroity under part 14 of the            ISSUER            YES             FOR                  FOR

Companies Act 2006 to make political donations

PROPOSAL #S.11: Approve the notice period for general        ISSUER            YES             FOR                  FOR

 meetings other than AGMs

PROPOSAL #S.12: Amend the new Articles of Association        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRIPOD TECHNOLOGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y8974X105

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement, guarantee          ISSUER             NO              N/A                  N/A

and monetary loans

PROPOSAL #A.4: The establishment for the rules of the        ISSUER             NO              N/A                  N/A

 Board meeting

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend TWD 2.7 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the revision to the procedure         ISSUER            YES             FOR                  FOR

of endorsement and guarantee

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of Monetary loans

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of Asset Acquisition or disposal and trading

derivatives

PROPOSAL #B.7: Approve the establishment to the rules        ISSUER            YES             FOR                  FOR

 of the authority of the supervisors

PROPOSAL #B.8: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRISTAR OIL & GAS LTD NEW

  TICKER:                  N/A                 CUSIP:   89677E104

  MEETING DATE:      9/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve the Plan of arrangement [the          ISSUER            YES             FOR                  FOR

Arrangement] under Section 193 of the Business

Corporations Act [Alberta], as specified

PROPOSAL #2.: Approve the Stock Option Plan, Deferred        ISSUER            YES         AGAINST           AGAINST

 Common Share Plan and Incentive Share Plans for

PetroBakken Energy Ltd following the completion of

the arrangement, as specified

PROPOSAL #3.: Transact such other business                           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRIVENI ENGINEERING & INDUSTRIES LTD

  TICKER:                  N/A                 CUSIP:   Y89767159

  MEETING DATE:      12/29/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 30 SEP 2009, the profit & loss account

for the FYE on that date together with the reports of

 the Directors and the Auditors thereon

PROPOSAL #2.: Approve the payment of interim dividend        ISSUER            YES             FOR                  FOR

 paid to the equity shareholders for the FYE 30 SEP

2009 and declare final dividend on equity shares for

the FYE 30 SEP 2009

PROPOSAL #3.: Re-appoint Dr. F.C. Kohli as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Lt. Gen. K.K. Hazari (Retd.)        ISSUER            YES             FOR                  FOR

 as a Director, who retires by rotation

PROPOSAL #5.: Re-appoint M/s J.G. Bhalla & Co.,                 ISSUER            YES             FOR                  FOR

retiring Auditors as the Auditors to hold office from

 the conclusion of this AGM until the conclusion of

the next AGM and authorize the Board of Directors to

fix their remuneration

PROPOSAL #6.: Appoint Mr. Amal Ganguli as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires by rotation

PROPOSAL #7.: Appoint Mr. Shekhar Datta as a Director        ISSUER            YES             FOR                  FOR

 of the Company, who retires by rotation

PROPOSAL #S.8: Re-appoint Mr. Dhruv M. Sawhney as a          ISSUER            YES             FOR                  FOR

Managing Director of the Company [designated as

Chairman and Managing Director], in accordance with

the provisions of Sections 198, 269, 309, 311, 317

read with Schedule XIII and other applicable

provisions, if any, of the Companies Act, 1956, for a

 period of 5 years with effect from 31 MAR 2010,

[including any amendment or modification thereof] on

the terms and conditions as specified and authorize

the Board of Directors [on the recommendations of the

 Remuneration Committee] to revise, amend, alter and

vary the terms and conditions relating to the

remuneration payable to the Managing Director in such

 manner as may be permissible in accordance with the

provisions of the Companies Act, 1956 and Schedule

XIII and any modification thereto and as may be

agreed to by and between the Board of Directors and

Mr. Dhruv M. Sawhney, without any further reference

to the shareholders in general meeting provided that

the total remuneration shall not exceed 5% of the net

 profit for each of the financial years as computed

in the manner provided in sections 198 and 349 of the

 Companies Act, 1956; the period of office of Mr.

Dhruv M. Sawhney shall not be liable to determination

 by retirement of directors by rotation; in the

absence or inadequacy of profits in any FY during the

 term of office of Mr. Dhruv M. Sawhney as Managing

Director, he shall be paid the remuneration and perks

 except the commission performance bonus as specified

 the minimum remuneration with the approval of the

Central Government; as Managing Director of the

Company, Mr. Dhruv M. Sawhney shall, subject to the

supervision, control and Directions of the Board of

Directors of the Company, continue to exercise

substantial powers of management and shall manage the

 business and affairs of the Company; to take all

actions and steps expedient or desirable to give

effect to this resolution

PROPOSAL #S.9: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company [hereinafter referred to as the Board

which term shall be deemed to include the

Compensation Committee constituted/to be constituted

by the Board to exercise its powers, including the

powers conferred by this resolution], pursuant to the

 provisions of Section 81(1A) and all other

applicable provisions, if any, of the Companies Act,

1956 [the Act], the relevant provisions of the

Memorandum & Articles of Association of the Company,

the Securities & Exchange Board of India [Employee

Stock Option Scheme and Employee Stock Purchase

Scheme] Guidelines, 1999 [the Guidelines] [including

any amendment thereto or re-enactment thereof to the

actor the guidelines for the time being in force],

the Listing Agreement entered into with the Stock

Exchanges, and subject to such other approvals,

consents, permissions and sanctions as may be

necessary from appropriate authorities or bodies and

subject to such conditions & modifications as may be

prescribed, specified or suggested by any of them

while granting such approvals, consents, permissions

and sanctions which may at its sole discretion be

agreed to by the Board of Directors of the Company,

to create, offer, issue, grant and allot over a

period of time to and for the benefit of the

permanent employees of the Company or to a trust

formed for the benefit of such employees, under a

Scheme titled Triveni Employees Stock Option Scheme

2009 [hereinafter referred to as ESOP 2009], such

number of equity shares and/or equity linked

instruments including Options/Warrants and/or any

other instruments or securities, which upon exercise

could give rise to the issue of equity shares

[hereinafter collectively referred to as Securities]

of the Company, not exceeding in number in the

aggregate 0.25% of the issued equity shares of the

Company as on 30 SEP 2009, in one or more tranches at

 such price or prices and in such manner and on such

terms & conditions as may be fixed or determined by

the Board in accordance with the guidelines or other

applicable provisions of any law as may be prevailing

 at that time; the new equity shares to be issued and

 allotted by the Company in the manner aforesaid

shall rank part-passu in all respects with the

existing equity shares of the Company; authorize the

Board to take necessary steps for listing of the

Securities allotted upon exercise under the ESOP

2009, on the Stock Exchanges where the Company's

equity shares are listed as per the provisions of the

 listing agreements with the concerned Stock

Exchanges and other applicable guidelines, rules and

regulations; for the purpose of giving effect to any

creation, offer, issue, allotment or listing of

securities under the ESOP 2009, on behalf of the

Company to formulate, evolve, decide upon and bring

into effect the ESOP 2009 and to make any

modifications, changes, variations, alterations, or

revisions in the ESOP 2009 from time to time, as may

be required, or to suspend, withdraw or revive the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRUE CORPORATION PUBLIC COMPANY LIMITED

  TICKER:                  N/A                 CUSIP:   Y3187S100

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the minutes of the AGM of the                ISSUER            YES             FOR                  FOR

shareholders for the year 2009

PROPOSAL #2: Acknowledge the report on the result of         ISSUER            YES             FOR                  FOR

business operation of the Company for the year 2009

PROPOSAL #3: Approve the balance sheet and the profit        ISSUER            YES             FOR                  FOR

 and loss statements of the Company for the FYE 31

DEC 2009

PROPOSAL #4: Approve the dividend payment and the              ISSUER            YES             FOR                  FOR

profit appropriation as a legal reserves from the

2009 Annual results

PROPOSAL #5: Election of Directors to replace the              ISSUER            YES         AGAINST           AGAINST

Directors, who retires by rotation

PROPOSAL #6: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

PROPOSAL #7: Appointment of the Company's Auditors            ISSUER            YES             FOR                  FOR

and determine the Auditors

PROPOSAL #8: Approve the issuance and offering of the        ISSUER            YES             FOR                  FOR

 Debentures

PROPOSAL #9: Approve the sale of Investment in True          ISSUER            YES             FOR                  FOR

International Communication Company Limited to True

Move Company Limited, the Company's subsidiary

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRULY INTL HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G91019102

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the financial statements and the        ISSUER            YES             FOR                  FOR

 reports of the Directors and the Auditors FYE 31 DEC

 2009

PROPOSAL #2: Declare a final dividend FYE 31 DEC 2009        ISSUER            YES             FOR                  FOR

PROPOSAL #3.a.i: Re-elect Heung Kai Sing as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3a.ii: Re-elect Lam Wai Wah, Steven as a            ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3aiii: Re-elect Ip Cho Ting, Spencer, as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.b.: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

fix the Directors' remuneration

PROPOSAL #4: Appointment of Auditors and to authorize        ISSUER            YES             FOR                  FOR

 the Board of Directors to fix their remuneration

PROPOSAL #5.A: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, subject to this resolution, to repurchase

shares in the capital of the Company in accordance

with all the applicable Laws and the Rules Governing

the Listing of Securities on the Stock Exchange of

Hong Kong Limited during the relevant period; the

aggregate nominal amount of shares which may be

repurchased by the Directors of the Company pursuant

to this resolution shall not exceed 10% of the

aggregate nominal amount of the issued share capital

of the Company in issue as at the date of the passing

 of this resolution;  Authority expires the earlier

of the conclusion of the next AGM of the Company or

the expiration of the period within which the next

AGM of the Company is required by Law to be held

PROPOSAL #5.B: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to allot, issue and deal with additional shares in

the capital of the Company and make or grant offers,

agreements and options, during and after the relevant

 period, not exceeding 10% of the aggregate nominal

amount of the issued share capital of the Company,

otherwise than pursuant to: i) a rights issue  as

specified ; or ii) the exercise of any options or

similar arrangement for the time being adopted for

the grant or issue to employees of the CONTD.

PROPOSAL #5 C: Approve, subject to the passing of the        ISSUER            YES             FOR                  FOR

 Resolutions 5.A and 5.B as specified, the general

mandate granted to the Directors of the Company to

exercise the powers of the Company to allot, issue

and deal with additional shares in the capital of the

 Company pursuant to Resolution 5.B be extended by

adding thereto an amount representing the aggregate

nominal amount of shares in the Capital of the

Company repurchased by the Company pursuant to

Resolution 5.A provided that such amount shall not

exceed 10% of the aggregate nominal amount of the

issued share capital of the Company as at the date of

 the passing of this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TRUSCO NAKAYAMA CORPORATION

  TICKER:                  N/A                 CUSIP:   J92991108

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TS TECH CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J9299N100

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Allow Use of                       ISSUER            YES             FOR                  FOR

Electronic Systems for Public Notifications, Adopt

Reduction of Liability System for Outside Auditors

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TSANN KUEN ENTERPRISE CO LTD

  TICKER:                  N/A                 CUSIP:   Y60921106

  MEETING DATE:      7/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the split of the consumer                 ISSUER            YES             FOR                  FOR

electronics department and the long term investment

PROPOSAL #2.: Approve the capital reduction via split        ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve to revise the Memorandum and            ISSUER            YES             FOR                  FOR

the Articles of Incorporation

PROPOSAL #4.: Elect the Directors and Supervisors for        ISSUER            YES         AGAINST           AGAINST

 the new Company by split

PROPOSAL #5.: Other issues and extraordinary motions         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TSANN KUEN ENTERPRISE CO LTD

  TICKER:                  N/A                 CUSIP:   Y60921106

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES         ABSTAIN           AGAINST

proposed cash dividend: TWD 3 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES         ABSTAIN           AGAINST

of Incorporation

PROPOSAL #B.4: Approve the issuance of new shares              ISSUER            YES         ABSTAIN           AGAINST

from retained earnings [new] proposed stock dividend:

 150 for 1,000 SHS held

PROPOSAL #B.5: Approve to release the prohibition on         ISSUER            YES         ABSTAIN           AGAINST

Directors from participation in competitive business

PROPOSAL #B.6: Extraordinary motions                                     ISSUER            YES         ABSTAIN               FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TSRC CORPORATION

  TICKER:                  N/A                 CUSIP:   Y84690109

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 3.2per share

PROPOSAL #B.3: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.4: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TSUBAKIMOTO CHAIN CO.

  TICKER:                  N/A                 CUSIP:   J93020105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TSUGAMI CORPORATION

  TICKER:                  N/A                 CUSIP:   J93192102

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

PROPOSAL #4: Allow Board to Authorize Use of                       ISSUER            YES             FOR                  FOR

Compensation-based Stock Option Plan for Executives

PROPOSAL #5: Allow Board to Authorize Use of Stock            ISSUER            YES             FOR                  FOR

Option Plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TSURUHA HOLDINGS INC.

  TICKER:                  N/A                 CUSIP:   J9348C105

  MEETING DATE:      8/12/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                     ISSUER            YES             FOR                  FOR

Revisions Related to Dematerialization of Shares and

the other Updated Laws and Regulations, Expand

Business Lines

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR
PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TSUTSUMI JEWELRY CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J93558104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TT HELLENIC POSTBANK SA

  TICKER:                  N/A                 CUSIP:   X9243V103

  MEETING DATE:      12/11/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect the new Board of Directors and            ISSUER             NO              N/A                  N/A

appoint at least 2 Independent Non-Executive Members

of Board of Directors, according to the provisions of

 Law 3016/2002 as currently in force and Law

2190/1920 Re Societes Anonymes

PROPOSAL #2.: Elect the new Members of the Audit                ISSUER             NO              N/A                  N/A

Committee according to the provisions of Law 3693/2008

PROPOSAL #3.: Approve to grant permission, pursuant          ISSUER             NO              N/A                  N/A

to Article 23, of Law 2190/1920, to new the Members

of the Board of Directors to participate in the Board

 of Directors or in the Management of both affiliated

 pursuant to Article 42e, paragraph 5, Law 2190/1920

Companies of the Bank and other Companies having

similar purposes

PROPOSAL #4.: Miscellaneous announcements                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TT HELLENIC POSTBANK SA

  TICKER:                  N/A                 CUSIP:   X9243V103

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements and the        ISSUER             NO              N/A                  N/A

 consolidated ones for 2009 along with Board of

Directors and Chartered Auditors' reports and

approval of profits disposal

PROPOSAL #2: Approve the dismissal of  Board of                 ISSUER             NO              N/A                  N/A

Directors and Chartered Auditors from every

compensational responsibility for 2009

PROPOSAL #3: Approve the  Board of Directors salaries        ISSUER             NO              N/A                  N/A

 and benefits for 2009

PROPOSAL #4: Approve the pre-approval of  Board of            ISSUER             NO              N/A                  N/A

Directors salaries and benefits for 2010

PROPOSAL #5: Approve the contracts pursuant to Law            ISSUER             NO              N/A                  N/A

2190/1920 Article 23A

PROPOSAL #6: Election of ordinary and substitute                ISSUER             NO              N/A                  N/A

Chartered Auditors for 2010 and determination of

their salaries

PROPOSAL #7: Approve the validation of the election          ISSUER             NO              N/A                  N/A

of new  Board of Directors members in replacement of

the resigned ones according to Law 2190/1920 and

PROPOSAL #8: Election of two more new  Board of                 ISSUER             NO              N/A                  N/A

Directors members according to Article 34 of Law

2190/1920 and Article 12, paragraph 1 of TT Post Bank

 Association

PROPOSAL #9: Approve the validation of the Election          ISSUER             NO              N/A                  N/A

of Audit Committee

PROPOSAL #10: Authorize the  Board of Directors and          ISSUER             NO              N/A                  N/A

Managers to participate on  Board of Directors

meetings or in the administration of linked Companies

 or Companies of the same scopes

PROPOSAL #11: Other issues, announcements and                     ISSUER             NO              N/A                  N/A

notifications

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TUBACEX SA, ALAVA

  TICKER:                  N/A                 CUSIP:   E45132136

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts and                       ISSUER            YES             FOR                  FOR

Management report

PROPOSAL #2: Approve the application of the result            ISSUER            YES             FOR                  FOR

and, in case, the volunteer reserve

PROPOSAL #3: Approve the Corporate Governance report         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Grant authority to purchase own shares           ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the delegation to increase the          ISSUER            YES             FOR                  FOR

social capital up until the maximum quantity that is

allowed by the law

PROPOSAL #6: Approve the delegation of powers                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TUBOS REUNIDOS SA, ALAVA

  TICKER:                  N/A                 CUSIP:   E9214G144

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to review the annual  accounts          ISSUER            YES             FOR                  FOR

and management report

PROPOSAL #2: Approve to distribute the  results of            ISSUER            YES             FOR                  FOR

2009

PROPOSAL #3.1: Ratify the appointment  Of Mr Luis              ISSUER            YES             FOR                  FOR

Alberto Manas Anton as  board member

PROPOSAL #3.2: Re-election of the Mr ENRIQUE                      ISSUER            YES         AGAINST           AGAINST

PORTOCARRERO ZORRILLA LEQUERICA as  board member

PROPOSAL #3.3: Approve a vacancy for the appointment         ISSUER            YES         AGAINST           AGAINST

of  the external board member

PROPOSAL #4: Appointment of the Auditors                              ISSUER            YES             FOR                  FOR

PROPOSAL #5: Authorize to purchase of own  Shares               ISSUER            YES             FOR                  FOR

PROPOSAL #6: Authorize the delegation of powers                  ISSUER            YES             FOR                  FOR

PROPOSAL #7: Approve the minute                                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TULLETT PREBON PLC

  TICKER:                  N/A                 CUSIP:   G9130W106

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited accounts for the YE         ISSUER            YES             FOR                  FOR

31 DEC 2009 together with the reports of the

Directors and the Auditors thereon

PROPOSAL #2: Approve the report on Directors'                     ISSUER            YES             FOR                  FOR

remuneration

PROPOSAL #3: Re-elect Paul Mainwaring (Finance                   ISSUER            YES             FOR                  FOR

Director) as a Director

PROPOSAL #4: Re-elect Rupert Robson (Non-executive            ISSUER            YES             FOR                  FOR

Director, Chairman of the Remuneration Committee,

member of the Audit Committee and Nominations

Committee) as a Director

PROPOSAL #5: Re-appoint Deloitte LLP as the Auditors         ISSUER            YES             FOR                  FOR

of the Company (to hold office from the conclusion of

 the meeting until the conclusion of the next general

 meeting at which accounts are laid) and authorize

the Board to fix their remuneration

PROPOSAL #6: Declare a final dividend in respect of          ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009 be payable at the rate of 10.0p

per share on 20 MAY 2010 to shareholders registered

at the close of business on 30 APR 2010

PROPOSAL #7: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

in accordance with Section 551 of the Companies Act

2006, to allot shares in the Company or grant rights

to subscribe for, or convert any security into,

shares in the Company: (i) up to a maximum nominal

amount of GBP 17,942,799 (such amount to be reduced

by the nominal amount of any equity securities (as

defined in Section 560 of the Companies Act 2006)

allotted under paragraph (ii) below in excess of GBP

17,942,799); and (ii) comprising equity securities

(as defined in Section 560 of the Companies Act 2006)

 up to a maximum nominal amount of GBP 35,885,597

(such amount to be reduced by any shares allotted or

rights granted under paragraph (i) above) in

connection with an offer by way of a rights issue:

(A) to holders of ordinary shares in proportion (as

nearly as may be practicable) to their existing

PROPOSAL #CONTD: CONTD. and (B) to holders of other          ISSUER             NO              N/A                  N/A

equity securities if this is required by the rights

of those securities or, if the directors consider it

necessary, as permitted by the rights of those

securities; and so that the Directors may make such

exclusions or other arrangements as they consider

expedient in relation to treasury shares, fractional

entitlements, record dates, shares represented by

depositary receipts, legal or practical problems

under the laws in any territory or the requirements

of any relevant regulatory body or stock exchange or

any other matter; (b) this authority shall expire at

the conclusion of the next Annual General Meeting of

the Company after the passing of this resolution or,

if earlier, at the close of business on 01 JUL 2011;

(c) the Company may, before this authority expires,

make an offer or agreement which would or might

require shares to be allotted or rights to be granted

 after it expires and the Directors may allot shares

or grant rights in pursuance of such offer or

agreement as if this authority has not expired; and

PROPOSAL #CONTD: CONTD. and (d) all previous                       ISSUER             NO              N/A                  N/A

unutilised authorities under Section 80 of the

Companies Act 1985 and Section 551 of the Companies

Act 2006 shall cease to have effect (save to the

extent that the same are exercisable pursuant to

Section 551(7) of the Companies Act 2006 by reason of

 any offer or agreement made prior to the date of

this resolution which would or might require shares

to be allotted or rights to be granted on or after

PROPOSAL #S.8: Authorize the Directors, (i) (subject         ISSUER            YES             FOR                  FOR

to the passing of Resolution 7) to allot equity

securities (as defined in Section 560 of the

Companies Act 2006) for cash pursuant to the

authority conferred on them by that resolution under

Section 551 of that Act; and (ii) to allot equity

securities as defined in Section 560(3) of that Act

(sale of treasury shares) for cash, in either case as

 if Section 561 of that Act did not apply to the

allotment but this power shall be limited: (A) to the

 allotment of equity securities in connection with an

 offer or issue of equity securities (but in the case

 of the authority granted under resolution 7(a)(ii),

by way of a rights issue only) to or in favour of: I.

 holders of ordinary shares in proportion (as nearly

as may be practicable) to their existing holdings;

PROPOSAL #CONTD: CONTD. and II. holders of other                ISSUER             NO              N/A                  N/A

equity securities if this is required by the rights

of those securities or, if the directors consider it

necessary, as permitted by the rights of those

securities; and so that the directors may make such

exclusions or other arrangements as they consider

expedient in relation to treasury shares, fractional

entitlements, record dates, shares represented by

depositary receipts, legal or practical problems

under the laws in any territory or the requirements

of any relevant regulatory body or stock exchange or

any other matter; and (B) to the allotment of equity

securities pursuant to the authority granted under

resolution 7(a)(i) and/or by virtue of Section 560(3)

 of the Companies Act 2006 (in each case otherwise

than under paragraph (A) above) up to a maximum

nominal amount of GBP 2,691,240; CONTD.

PROPOSAL #CONTD: CONTD. (b) this power shall expire          ISSUER             NO              N/A                  N/A

at the conclusion of the next Annual General Meeting

of the Company after the passing of this resolution

or, if earlier, at the close of business on 01 JUL

2011; (c) all previous unutilised authorities under

Section 95 of the Companies Act 1985 and Sections 570

 and 573 of the Companies Act 2006 shall cease to

have effect; and (d) the Company may, before this

power expires, make an offer or agreement which would

 or might require equity securities to be allotted

after it expires and the directors may allot equity

securities in pursuance of such offer or agreement as

 if this power had not expired

PROPOSAL #S.9: Authorize the Company, in accordance          ISSUER            YES             FOR                  FOR

with the Companies Act 2006, to make market purchases

 (within the meaning of Section 693 of that Act ) of

its ordinary shares of 25p each in the capital of the

 Company (ordinary shares) on such terms and in such

manner as the Directors of the Company determine,

provided that: (a) the maximum number of ordinary

shares hereby authorized to be purchased shall be

21,531,358; (b) the minimum price which may be paid

for an ordinary share shall be 25p (exclusive of

expenses payable by the Company in connection with

the purchase); (c) the maximum price which may be

paid for an ordinary share shall not be more than the

 higher of 105% of the average of the middle market

quotations for an ordinary share derived from the

Daily Official List of the London Stock Exchange for

the five business days immediately preceding the day

on which the ordinary share is purchased and the

PROPOSAL #CONTD: CONTD. amount stipulated by Article         ISSUER             NO              N/A                  N/A

5(1) of the Buy-back and Stabilisation Regulation

2003 (exclusive of expenses payable by the Company in

 connection with the purchase); (d) the authority

hereby conferred shall expire at the conclusion of

the next Annual General Meeting of the Company or, if

 earlier, on 01 JUL 2011 unless renewed before that

time; (e) the Company may enter into contracts to

purchase ordinary shares under the authority hereby

conferred prior to the expiry of such authority,

which contracts will or may be executed wholly or

partly after the expiry of such authority, and may

make purchases of ordinary shares pursuant to any

such contracts; and (f) all existing authorities for

the company to make market purchases of ordinary

shares are revoked, except in relation to the

purchase of shares under a contract or contracts

concluded before the date of this resolution and

which has not yet been executed

PROPOSAL #S.10: Approve that a general meeting (other        ISSUER            YES             FOR                  FOR

 than an AGM) may be called on not less than 14 clear

 days' notice

PROPOSAL #S.11: Amend, with effect from the                        ISSUER            YES             FOR                  FOR

conclusion of the AGM: (A) the Articles of

Association of the Company by deleting all the

provisions of the Company's Memorandum of Association

 which, by virtue of Section 28 of the Companies Act

2006, are to be treated as provisions of the

Company's Articles of Association; and (B) adopt the

Articles of Association produced to the meeting and

initialled by the Chairman of the meeting for the

purpose of identification as the Articles of

Association of the Company in substitution for, and

to the exclusion of, the existing Articles of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TUNG HO STL ENTERPRISE CORP

  TICKER:                  N/A                 CUSIP:   Y90030100

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business reports                              ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of 2009 endorsements and            ISSUER             NO              N/A                  N/A

guarantees

PROPOSAL #A.4: The status of monetary loans                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.5: The status of 2009 treasury stock                ISSUER             NO              N/A                  N/A

buyback

PROPOSAL #A.6: The issuance status of convertible              ISSUER             NO              N/A                  N/A

bond and the status of cash injection

PROPOSAL #A.7: The asset impairment report of 2009             ISSUER             NO              N/A                  N/A

PROPOSAL #A.8: The revision of the rules of Board              ISSUER             NO              N/A                  N/A

meeting

PROPOSAL #B.1: Ratify the 2009 financial reports                ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Ratify the 2009 earnings distribution,        ISSUER            YES             FOR                  FOR

 proposed cash dividend: TWD 1.03 per share

PROPOSAL #B.3: Approve to revise the plan of                       ISSUER            YES             FOR                  FOR

unsecured convertible bond issuance

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

engaging derivatives dealing

PROPOSAL #B.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

acquisition or disposal of asset

PROPOSAL #B.7: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsements and guarantees

PROPOSAL #B.8: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TURK EKONOMI BANKASI A S

  TICKER:                  N/A                 CUSIP:   M8926B105

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and formation of the Presiding          ISSUER             NO              N/A                  N/A

Board, composed of a Chairman, two vote collectors

and two Secretaries

PROPOSAL #2: Authorize the Presiding Board for                   ISSUER             NO              N/A                  N/A

signing the meeting minutes

PROPOSAL #3: Ratify the election held in accordance          ISSUER             NO              N/A                  N/A

with the Article 315 of the Turkish trade code

instead of the resigned Board Member

PROPOSAL #4: Approve the Auditor's report and Board          ISSUER             NO              N/A                  N/A

of Directors activity report for 2009, prepared in

accordance with the legislation

PROPOSAL #5: Approve the 2009 balance sheet and                 ISSUER             NO              N/A                  N/A

profit and loss statement, and approval, amendment or

 rejection of the Board of Directors proposal on the

distribution of profit, discussion of proposals

related to the same

PROPOSAL #6: Receive the summary of the annual audit         ISSUER             NO              N/A                  N/A

report prepared by the Independent Audit Firm, and

approve the Independent Audit Firm appointed by the

Board of Directors and the of the financial

statements of 2010

PROPOSAL #7: Approve the  information to the general         ISSUER             NO              N/A                  N/A

assembly on the donations made by the bank in 2009

PROPOSAL #8: Approve the information to the general          ISSUER             NO              N/A                  N/A

assembly on the performance bonus which is planned to

 be given to the employees subject to the performance

 of the employees in 2009

PROPOSAL #9: Grant discharge of the Members of the            ISSUER             NO              N/A                  N/A

Board of Directors and Auditors with respect to their

 activities in 2009

PROPOSAL #10: Approve to determine the term in office        ISSUER             NO              N/A                  N/A

 of the Board of Directors and Auditors, election of

the Members of the Board of Directors and Auditors

PROPOSAL #11: Approve to determine the remuneration          ISSUER             NO              N/A                  N/A

and attendance fees to be paid to the Board of

Directors and Credit Committee and Auditors

PROPOSAL #12: Authorize the Members of the Board of          ISSUER             NO              N/A                  N/A

Directors for performance of the transactions set

forth in Articles 334-335 of the Turkish Commercial

Code

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TURK HAVA YOLLARI AO, ISTANBUL

  TICKER:                  N/A                 CUSIP:   M8926R100

  MEETING DATE:      4/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and forming the presidency of            ISSUER             NO              N/A                  N/A

Board

PROPOSAL #2: Authorize the Board of Assembly to sign         ISSUER             NO              N/A                  N/A

the minutes of meeting

PROPOSAL #3: Approve the reports of the Board                     ISSUER             NO              N/A                  N/A

Members, Auditors and the Independent Audit Firm

PROPOSAL #4: Approve the balance sheet and                          ISSUER             NO              N/A                  N/A

profit/loss reports

PROPOSAL #5: Approve to release the Board Members and        ISSUER             NO              N/A                  N/A

 the Auditors

PROPOSAL #6: Approve take a decision for dividend              ISSUER             NO              N/A                  N/A

distribution

PROPOSAL #7: Approve the amendments of Items 3, 6,            ISSUER             NO              N/A                  N/A

25, 26 and 36 of Articles of Association

PROPOSAL #8: Approve to inform shareholders about              ISSUER             NO              N/A                  N/A

given collaterals, mortgages, pawns and pledges to

third parties

PROPOSAL #9: Approve to informing shareholders about         ISSUER             NO              N/A                  N/A

donations

PROPOSAL #10: Appointment of Mr. Turhan Erol                       ISSUER             NO              N/A                  N/A

PROPOSAL #11: Election of the Board Members                         ISSUER             NO              N/A                  N/A

PROPOSAL #12: Election of the Auditors                                  ISSUER             NO              N/A                  N/A

PROPOSAL #13: Approve the determination on wages of          ISSUER             NO              N/A                  N/A

the Board Members and the Auditors

PROPOSAL #14: Wishes and closing                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TV AZTECA SA DE CV

  TICKER:                  N/A                 CUSIP:   P9423F109

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I: Presentation and if relevant approval of        ISSUER             NO              N/A                  N/A

 the report from the Board of Directors of the

Company, report from the Audit Committee and the

report from the General Director, for the 2009 FY

PROPOSAL #II: Presentation and if relevant approval          ISSUER             NO              N/A                  N/A

of the report from the Commissioner with relation to

the report from the Board of Directors regarding the

activities carried out to 31 DEC 2009

PROPOSAL #III: Discussion of the audited financial            ISSUER             NO              N/A                  N/A

statements and the general balance sheet of the

Company, as well as the Plan for the allocation of

results and if relevant distribution of the profit,

for the FYE on 31 DEC 2009

PROPOSAL #IV: Declaration of the payment of a unitary        ISSUER             NO              N/A                  N/A

 preferred dividend for the shares from the series DA

 and for the shares from the series DL

PROPOSAL #V: Determination of the maximum amount of          ISSUER             NO              N/A                  N/A

funds that can be allocated to the purchase of shares

 of the Company for the 2010 FY

PROPOSAL #VI: Ratification or if relevant designation        ISSUER             NO              N/A                  N/A

 of Members of the Board of Directors, as well as the

 ratification or if relevant designation of the

Chairperson of the Audit Committee, Secretary and the

 Commissioner of the Company, determination of their

compensation

PROPOSAL #VII: Presentation and if relevant approval         ISSUER             NO              N/A                  N/A

of the report regarding the fulfillment of the tax

obligations that are the responsibility of the Company

PROPOSAL #VIII: Designation of Special Delegates who         ISSUER             NO              N/A                  N/A

will formalize the resolutions passed by the meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TV AZTECA SA DE CV

  TICKER:                  N/A                 CUSIP:   P9423F109

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Discussion and, if relevant, approval          ISSUER             NO              N/A                  N/A

of the proposal to give a reimbursement in cash to

the shareholders through the reduction of the share

and book capital of the company and to amend as a

consequence Section 6 of the Corporate bylaws of the

Company

PROPOSAL #2.: Designation of special delegates who            ISSUER             NO              N/A                  N/A

will formalize the resolutions passed at the meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TV TOKYO CORPORATION

  TICKER:                  N/A                 CUSIP:   J9364F107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #2: Approve Stock-Transfer with TV TOKYO              ISSUER            YES         ABSTAIN           AGAINST

Broadband Entertaiment.Inc and BS JAPAN CORPORATION

for Transition into a Subsidiary Wholly Owned by TV

TOKYO Holdings Co.,Ltd.

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.6: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.7: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.8: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.9: Appoint a Director                                           ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.10: Appoint a Director                                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.11: Appoint a Director                                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.12: Appoint a Director                                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #3.13: Appoint a Director                                         ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #5: Approve Provision of Retirement                       ISSUER            YES         ABSTAIN           AGAINST

Allowance for Corporate Auditors and Approve Payment

of Accrued Benefits associated with Abolition of

Retirement Benefit System for Current Corporate

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  TXC CORP

  TICKER:                  N/A                 CUSIP:   Y90156103

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of unsecured corporate bonds      ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution           ISSUER            YES             FOR                  FOR

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings, staff bonus

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B71.1: Election of Lin, Jin-Bao,                          ISSUER            YES         AGAINST           AGAINST

shareholder No.:1 as a Director

PROPOSAL #B71.2: Election of Hsu, Der-Jun,                          ISSUER            YES         AGAINST           AGAINST

shareholder No.:7 as a Director

PROPOSAL #B71.3: Election of Kuo, Shu-Hsin,                        ISSUER            YES         AGAINST           AGAINST

shareholder No.:8 as a Director

PROPOSAL #B71.4: Election of Lin, Wan-Shing,                       ISSUER            YES         AGAINST           AGAINST

shareholder No.:6 as a Director

PROPOSAL #B71.5: Election of Go, Tien-Chong,                       ISSUER            YES         AGAINST           AGAINST

shareholder No.:45 as a Director

PROPOSAL #B71.6: Election of Chen Chueh, Shang-Hsin,         ISSUER            YES         AGAINST           AGAINST

shareholder No.:44 as a Director

PROPOSAL #B71.7: Election of Tlc Capital co., Ltd.            ISSUER            YES         AGAINST           AGAINST

Tax No.:27927067 as a Director

PROPOSAL #B72.1: Election of Shen, Chi-Fong Id                   ISSUER            YES         AGAINST           AGAINST

No.:H101242626 as a Independent Director

PROPOSAL #B72.2: Election of Yu, Shang-Wu Id                       ISSUER            YES         AGAINST           AGAINST

No.:J120315449 as a Independent Director

PROPOSAL #B73.1: Election of Yang, Min-Shou                        ISSUER            YES         AGAINST           AGAINST

shareholder No.:5 as a Supervisor

PROPOSAL #B73.2: Election of Yang, Du-An shareholder         ISSUER            YES         AGAINST           AGAINST

No.:18 as a Supervisor

PROPOSAL #B73.3: Election of Lin, Ming-Zong Id                   ISSUER            YES         AGAINST           AGAINST

No.:f122510458 as a Supervisor

PROPOSAL #B.8: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.9: Other issues and Extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UBISOFT ENTERTAINMENT, MONTREUIL

  TICKER:                  N/A                 CUSIP:   F9396N106

  MEETING DATE:      7/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts            ISSUER            YES             FOR                  FOR

for the FY ended on 31 MAR 2009 and grant discharge

to the Board Members

PROPOSAL #O.2: Approve the distribution of profits            ISSUER            YES             FOR                  FOR

for the FY ended on 31 MAR 2009

PROPOSAL #O.3: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

the FYE on 31 MAR 2009

PROPOSAL #O.4: Approve the agreements and commitments        ISSUER            YES             FOR                  FOR

 referred to in Articles L.225-40 and sequence of the

 Commercial Code

PROPOSAL #O.5: Grant authority for purchase,                       ISSUER            YES             FOR                  FOR

retention or transference of shares of Ubisoft

PROPOSAL #O.6: Grant powers for formalities                         ISSUER            YES             FOR                  FOR

PROPOSAL #E.7: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

reduce the share capital by cancellation of shares

PROPOSAL #E.8: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

increase the share capital, with maintenance of

preferential subscription rights, by issuing shares

and/or any warrants giving access to the Company's

capital

PROPOSAL #E.9: Authorize Board of Directors to                   ISSUER            YES             FOR                  FOR

increase the share capital, with cancellation of

preferential subscription rights, by issuing shares

and/or any warrants giving access to the Company's

capital

PROPOSAL #E.10: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the share capital by issuing shares reserved

 for members of a savings plan of the group

PROPOSAL #E.11: Authorize the Board of Directors to          ISSUER            YES         AGAINST           AGAINST

grant options to subscribe and/or purchase common

shares

PROPOSAL #E.12: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

increase the share capital by issuing shares reserved

 for employees and corporate managers of subsidiaries

 of the Company referred to in Article L.233-16 of

the Commercial Code, whose headquarters are located

outside France

PROPOSAL #E.13: Approve the overall cap of the                   ISSUER            YES             FOR                  FOR

capital increases

PROPOSAL #E.14: Amend the Article 9 paragraph 3 of            ISSUER            YES             FOR                  FOR

the statutes relative to the term of the duties of

the Board Members

PROPOSAL #E.15: Grant powers for formalities                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UCHI TECHNOLOGIES BHD

  TICKER:                  N/A                 CUSIP:   Y9035F109

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive the audited financial statements        ISSUER             NO              N/A                  N/A

 of the Company for the YE DEC 31 2009, together with

 the reports of the Director's and of the Auditor's

thereon

PROPOSAL #O.1: Approve to declare a final tax exempt         ISSUER            YES             FOR                  FOR

dividend of 3 sen per share of MYR 0.20 each for the

YE 31 2009

PROPOSAL #O.2: Approve the payment of Director's fees        ISSUER            YES             FOR                  FOR

 of MYR 446,200 for the year ending 31 DEC 2010

PROPOSAL #0: To note that Mr. Huang, Teng-Yen, who            ISSUER             NO              N/A                  N/A

retires in accordance with Section 129(6) of the

Companies Act, 1965 has given notification that he

does not wish to seek re-appointment

PROPOSAL #O.3: Re-elect Mr. Ng Hai Suan @ Ooi Hoay            ISSUER            YES             FOR                  FOR

Seng, who retires under the provision of Article 131

of the Articles of Association of the Company

PROPOSAL #O.4: Re-elect Dr. Heinrich Komesker, who            ISSUER            YES             FOR                  FOR

retires under the provision of Article 131 of the

Articles of Association of the Company

PROPOSAL #O.5: Re-appoint Messrs. Deloitte KassimChan        ISSUER            YES             FOR                  FOR

 as the Auditors of the Company and authorize the

Board of Directors to fix their remuneration

PROPOSAL #O.6: Authorize the Company, subject to the         ISSUER            YES             FOR                  FOR

provisions under the Companies Act, 1965  the Act ,

the Companies Regulations 1966, the Memorandum and

Articles of Association of the Company, Bursa

Malaysia Securities Berhad  Bursa Securities  Main

Market Listing Requirements and the approvals of all

relevant authorities  if any , to purchase such

number of ordinary shares of MYR 0.20 each in the

Company  Uchi Shares  as may be determined by the

Directors of the Company from time to time through

Bursa Securities upon such terms and conditions as

the Directors may deem fit and expedient in the

interest of the Company provided that the aggregate

number of shares purchased pursuant to this

resolution shall not exceed ten per centum  10% of

the total issued and paid-up share capital of the

PROPOSAL #CONT: CONTD Company  Proposed Renewal of            ISSUER             NO              N/A                  N/A

Share Buy-Back Authority , that the maximum amount of

 funds to be utilized for the purpose of the Proposed

 Renewal of Share Buy-Back Authority shall not exceed

 the Company's aggregate retained profits and/or

share premium account, that authority be and is

hereby given to the Directors of the Company to

decide at their discretion as may be permitted and

prescribed by the Act and/or any prevailing laws,

rules, regulations, orders, guidelines and

requirements issued by the relevant authorities for

the time being in force to deal with any Uchi Shares

so purchased by the Company in the following manner:

(i) the Uchi Shares so purchased could be cancelled;

or (ii) the Uchi Shares so purchased could be

retained as treasury shares for distribution as share

 dividends to the shareholders of the CONTD

PROPOSAL #CONT: CONTD Company and/or resold through          ISSUER             NO              N/A                  N/A

Bursa Securities in accordance with the relevant

rules of Bursa Securities and/ or be cancelled

subsequently; or (iii) combination of (i) and (ii)

above; that the authority conferred by this

resolution will be effective immediately from the

passing of this ordinary resolution until: (i) the

conclusion of the next annual general meeting of the

Company following the general meeting at which such

resolution was passed, at which time the authority

would lapse unless renewed by ordinary resolution,

either unconditionally or conditionally; or (ii) the

passing of the date on which the next annual general

meeting of the Company is required by law to be held;

 or (iii) the authority is revoked or varied by

ordinary resolution passed by the shareholders of the

 Company in general meeting; whichever CONTD

PROPOSAL #CONT: CONTD occurs first, the Directors of         ISSUER             NO              N/A                  N/A

the Company be and are authorized to take such steps

to give full effect to the Proposed Renewal of Share

Buy-Back Authority with full power to assent to any

conditions, modifications, variations and/or

amendments as may be imposed by the relevant

authorities and/or to do all such acts and things as

the Directors may deem fit and expedient in the best

interest of the Company

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UCO BANK

  TICKER:                  N/A                 CUSIP:   Y9035A100

  MEETING DATE:      3/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board, pursuant to the          ISSUER            YES             FOR                  FOR

provisions of Section 3 2B   c  of the Banking

Companies  Acquisition and Transfer of Undertakings

Act 1970  Act , Section 20 of the Nationalized Banks

 Management and Miscellaneous Provisions  Scheme 1970

  Scheme , Guidelines and Directives of Reserve Bank

of India and Securities Exchange Board of India

Issue of Capital and Disclosure Requirements

Regulations, 2009  ICDR Regulations  and other

regulatory authorities and subject to the Listing

Agreement  including any amendment thereto or re-

enactment thereof  entered into by UCO Bank with the

stock exchange where the shares of the Bank are

listed and in accordance with the provisions of the

UCO Bank  Shares and Meetings  Regulations, 2003 CONTD

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UEX CORP

  TICKER:                  N/A                 CUSIP:   902666106

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: To receive the comparative financial              ISSUER             NO              N/A                  N/A

statements of the Corporation and the Auditors report

 thereon for the FYE 31 DEC 2009

PROPOSAL #1: Approve to set the number of Directors          ISSUER            YES             FOR                  FOR

at five

PROPOSAL #2.1: Election of Graham C. Thody as a                 ISSUER            YES         AGAINST           AGAINST

Director for the ensuing year

PROPOSAL #2.2: Election of Colin C. Macdonald as a            ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2.3: Election of Mark P. Eaton as a                     ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2.4: Election of Suraj P. Ahuja as a                   ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #2.5: Election of Emmet McGrath as a                     ISSUER            YES             FOR                  FOR

Director for the ensuing year

PROPOSAL #3: Appointment of KPMG LLP as the Auditors         ISSUER            YES             FOR                  FOR

of the Corporation for the ensuing year and authorize

 the Directors to fix the remuneration of such Auditor

PROPOSAL #0: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UK COAL PLC

  TICKER:                  N/A                 CUSIP:   G91724107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Company's annual accounts            ISSUER            YES             FOR                  FOR

together with the Directors' report and the Auditor's

 report on those accounts for the period of 26 DEC

PROPOSAL #2: Election of Gareth Williams as a                     ISSUER            YES             FOR                  FOR

Director of the Company in accordance with Article 114

PROPOSAL #3: Re-elect Jon Lloyd as a Director of the         ISSUER            YES         AGAINST           AGAINST

Company, who retires by rotation in accordance with

Article 108

PROPOSAL #4: Re-elect Kevin Whiteman as a Director of        ISSUER            YES             FOR                  FOR

 the Company, who retires by rotation in accordance

with Article 108

PROPOSAL #5: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the period ended 26 DEC 2009

PROPOSAL #6: Re-appoint  PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditor of the Company to hold office until

the conclusion of the next AGM

PROPOSAL #7: Authorize the Directors to agree the              ISSUER            YES             FOR                  FOR

remuneration of the Company's Auditor

PROPOSAL #8: Approve the UK COAL 2010 Long-Term                 ISSUER            YES             FOR                  FOR

Incentive Plan  the 2010 LTIP , the rules of which

are produced to the meeting and initialed by the

Chairman for the purposes of identification, and

authorize the Directors to make such modifications to

 the 2010 LTIP as they may consider appropriate for

the implementation of the 2010 LTIP and to do all

such other acts and things as they may consider

necessary or expedient to implement the 2010 LTIP as

PROPOSAL #9: Authorize the Directors, pursuant to              ISSUER            YES             FOR                  FOR

Section 551 of the Companies Act 2006 to: allot

shares in the Company and to grant rights to

subscribe for or to convert any security into shares

in the Company, up to an aggregate nominal amount of

GBP 997,660 for a period expiring  unless previously

renewed, varied or revoked by the Company in general

meeting  at the end of the next AGM of the Company

after the date on which this resolution is passed at

the close of the business on the date which is 15

months after the date of this resolution; make an

offer or agreement which would or might require

PROPOSAL #CONTD: ..CONTD or rights to subscribe for          ISSUER             NO              N/A                  N/A

or convert any security into shares to be granted,

after expiry this authority and the Directors may

allot shares and grant rights in pursuance of that

offer or agreement as if this authority had not

expired; without prejudice to the continuing

authority of the Directors to allot shares, or grant

rights to subscribe for or convert any security into

shares, pursuant to an offer or agreement made by the

 Company before the expiry of the Authority pursuant

to which such offer or agreement was made

PROPOSAL #S.10: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the passing of Resolution 9 and in place of the

powers given to them pursuant to Section 570 and

Section 573 of the Companies Act 2006, to allot

equity securities  as defined in the Companies act

2006  for cash, pursuant to the authority conferred

by resolution 9 above as if section 561 1  of the

Companies Act 2006 did not apply to the allotment;

this power: expires  unless previously renewed,

varied or revoked by the Company in general meeting

at the end of the next AGM of the Company after the

date on which this resolution is passed at the close

of business on the date which 15 months after the

date of this resolution, but the Company may make an

offer or agreement which would or might require

equity securities to be allot after expiry of this

PROPOSAL #CONTD: ..CONTD the Directors may allot                ISSUER             NO              N/A                  N/A

equity securities in pursuance of that offer or

agreement as if this power has not expired; the

allotment of equity securities in connection with an

offer of equity securities, i) the ordinary

shareholders in proportion  as nearly as may be

practicable  to their existing holdings; ii) people

who hold other equity securities, if this is required

 by the rights of those securities on if the

Directors consider if necessary, as permitted by the

rights of those securities, so that the Directors may

 impose any limits or restrictions and make any

arrangements which they consider necessary or

appropriate to deal with treasury shares, fractional

entitlements, record dates, legal, regulatory or

practical problems in, CONTD..

PROPOSAL #CONTD: ..CONTD or under the laws of, any            ISSUER             NO              N/A                  N/A

territory or any other matter; the allotment of

equity securities for cash otherwise than pursuant to

 resolution  B  up to an aggregate nominal amount of

GBP 149,649; this power applies in relation to a sale

 of shares which is an allotment of equity securities

 by virtue of section 560 3  of the Companies Act

2006 as if in the first resolution of this resolution

 the words pursuant to the authority conferred by

resolution 9 above were omitted

PROPOSAL #S.11: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases  Section 693 4  of the Companies Act 2006

of its ordinary shares of one pence each in the

capital of the Company, subject to the following

conditions: a) the maximum number of ordinary shares

authorized to purchase is 29,929,815; b) the minimum

price exclusive of expenses  which may be paid for an

 ordinary shares is one pence; c) the maximum price

exclusive expenses  which may be paid for each

ordinary share is the higher of: i) and amount equal

to 105% of the average of the middle market

quotations of an ordinary shares of the Company as

derived from the London Stock Exchange Daily Official

 List for the five business days immediately CONTD..

PROPOSAL #CONTD: ..CONTD preceding the day on which          ISSUER             NO              N/A                  N/A

the ordinary share is contracted to the purchases;

ii) an amount equal to the higher of the price of the

 last independent trade of an ordinary share and the

highest current independent bid for an ordinary share

 as derived from the London Stock Exchange Trading

System; the authority shall expire at the close of

the AGM of the Company held in 2011 or 18 months from

 the date of this resolution  whichever is earlier ;

e) a contract to purchase shares under this authority

 may be made before the expiry of this authority, and

 concluded in whole or in part after the expiry of

PROPOSAL #S.12: Approve, subject to the Articles of          ISSUER            YES             FOR                  FOR

Association of the Company, as in force from time to

time, a general meeting other than an AGM may be

called on not less than 14 clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UK COAL PLC, DONCASTER SOUTH YORKSHIRE

  TICKER:                  N/A                 CUSIP:   G91724107

  MEETING DATE:      10/9/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

to allot shares [including in connection with the

Capital Raising]

PROPOSAL #2.: Approve the related party transaction          ISSUER            YES             FOR                  FOR

with Goodweather Holdings Limited

PROPOSAL #S.3: Approve to disapply statutory pre-               ISSUER            YES             FOR                  FOR

emption rights other than in connection with the

Capital Raising

PROPOSAL #S.4: Approve the issue of New Shares and            ISSUER            YES             FOR                  FOR

the Capital Raising

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ULKER GIDA SANAYI VE TICARET AS, ISTANBUL

  TICKER:                  N/A                 CUSIP:   M90329109

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and election of the Chairmanship        ISSUER             NO              N/A                  N/A

PROPOSAL #2: Authorize the Chairmanship to sign the          ISSUER             NO              N/A                  N/A

minutes of the assembly

PROPOSAL #3: Reading and discussion of the Board of          ISSUER             NO              N/A                  N/A

Directors' activity report and the Auditors' report

of year 2009, separately

PROPOSAL #4: Reading of the Independent External                ISSUER             NO              N/A                  N/A

auditing Company's report of year 2009

PROPOSAL #5: Ratify the balance sheet and profit &            ISSUER             NO              N/A                  N/A

loss statement of year 2009

PROPOSAL #6: Approve to take decision on the Board of        ISSUER             NO              N/A                  N/A

 Directors' proposal concerning the distribution of

profit

PROPOSAL #7: Ratify the mid-term election for the              ISSUER             NO              N/A                  N/A

vacated Board membership, in accordance with the

Article 315 of the Turkish Trade Code

PROPOSAL #8: Grant discharge of the Board Members and        ISSUER             NO              N/A                  N/A

 the Auditors, separately

PROPOSAL #9: Approve to determine the remuneration            ISSUER             NO              N/A                  N/A

for the Members of the Board of Directors

PROPOSAL #10: Election of the Auditors in accordance         ISSUER             NO              N/A                  N/A

with the Article 347 of the Turkish Trade Code and

determination of their term in office and remuneration

PROPOSAL #11: Giving information about donations and         ISSUER             NO              N/A                  N/A

grants given across the year

PROPOSAL #12: Approve to take decision on the                     ISSUER             NO              N/A                  N/A

Independent auditing Company suggested by Board of

Directors

PROPOSAL #13: Authorize the Members of the Board of          ISSUER             NO              N/A                  N/A

Directors to participate in activities indicated in

the Articles 334 and 335 of the Turkish Trade Code

PROPOSAL #14: Wishes, suggestions and closing                      ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ULTRA ELECTRONICS HLDGS PLC

  TICKER:                  N/A                 CUSIP:   G9187G103

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Company's annual accounts            ISSUER            YES             FOR                  FOR

for the FYE 31 DEC 2009

PROPOSAL #2: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009 for 21.6 per ordinary share

PROPOSAL #3: Approve the remuneration report for the         ISSUER            YES             FOR                  FOR

FYE 31 DEC 2009

PROPOSAL #4: Elect Mr. R. Sharma as a Director                    ISSUER            YES         AGAINST           AGAINST

PROPOSAL #5: Re-election of Mr. I. Griffiths as a              ISSUER            YES         AGAINST           AGAINST

Director  Member of the Audit, Nominations and

Remunerations Committees

PROPOSAL #6: Re-election of Dr. J. Blogh as a                     ISSUER            YES         AGAINST           AGAINST

Director  Member of the Nomination Committee

PROPOSAL #7: Re-appointment of Deloitte LLP as an              ISSUER            YES             FOR                  FOR

Auditor

PROPOSAL #8: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

Auditors remuneration

PROPOSAL #9: Authorize the Directors to allot shares         ISSUER            YES             FOR                  FOR

PROPOSAL #S.10: Approve to disapply pre-emption rights      ISSUER            YES             FOR                  FOR

PROPOSAL #S.11: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #S.12: Approve to permit general meetings to        ISSUER            YES             FOR                  FOR

 be held on 14 days notice

PROPOSAL #S.13: Adopt the New Articles of Association        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNICHARM PETCARE CORPORATION

  TICKER:                  N/A                 CUSIP:   J9412H105

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Merger with UNICHARM Corporation        ISSUER            YES         AGAINST           AGAINST

 In Order For the Company To be Absorbed by UNICHARM

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNIDEN CORPORATION

  TICKER:                  N/A                 CUSIP:   J94148103

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNION FINANCIERE DE FRANCE BANQUE SA UFF, PARIS

  TICKER:                  N/A                 CUSIP:   F95117101

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Company's accounts for the          ISSUER            YES         AGAINST           AGAINST

YE 31 DEC 2009

PROPOSAL #2: Approve the consolidated accounts for            ISSUER            YES         AGAINST           AGAINST

the YE 31 DEC 2009

PROPOSAL #3: Approve the allocation of the result and        ISSUER            YES             FOR                  FOR

 setting of the dividend at EUR 1.30

PROPOSAL #4: Approve the agreements regulated by the         ISSUER            YES         AGAINST           AGAINST

Code de Commerce

PROPOSAL #5: Ratify the co-opting of Mrs. Joelle                ISSUER            YES         AGAINST           AGAINST

Chauvin as a Director

PROPOSAL #6: Approve the renewal of Mrs. Joelle                 ISSUER            YES         AGAINST           AGAINST

Chauvin's appointment as a Director

PROPOSAL #7: Approve the renewal of Mr. Nicolas                 ISSUER            YES         AGAINST           AGAINST

Schimel's appointment as a Director

PROPOSAL #8: Approve the renewal of Mr. Philippe                ISSUER            YES         AGAINST           AGAINST

Geslin's appointment as a Director

PROPOSAL #9: Approve the renewal of Mr. Ghislain de          ISSUER            YES         AGAINST           AGAINST

Beaufort's appointment as a Director

PROPOSAL #10: Approve the nomination of Mrs. Sylvie          ISSUER            YES         AGAINST           AGAINST

Bratel as a Director

PROPOSAL #11: Approve the nomination of Mrs. Laurence        ISSUER            YES         AGAINST           AGAINST

 Mitrovic as a Director

PROPOSAL #12: Authorize the Company to redeem its own        ISSUER            YES             FOR                  FOR

 shares

PROPOSAL #13: Approve the Directors' attendance fees         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #14: Powers for the required formalities               ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNION TOOL CO.

  TICKER:                  N/A                 CUSIP:   J9425L101

  MEETING DATE:      2/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNIPAR UNIAO DE INDUSTRIAS PETROQUIMICAS SA

  TICKER:                  N/A                 CUSIP:   P9441U104

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To receive the accounts of the Board of         ISSUER             NO              N/A                  N/A

Directors, to examine, discuss and vote on the

financial statements, for the FYE on 31 DEC 2009

PROPOSAL #2: Proposals from the Board Of Directors            ISSUER             NO              N/A                  N/A

that were the object of meeting 488 of 23 MAR 2010,

among which is the payment of a complementary

dividend of BRL 2,305,732.70 for the preferred a

PROPOSAL #3: Elect the Members of the Board of                   ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4: To set the Directors annual and global          ISSUER             NO              N/A                  N/A

remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNIPRES CORPORATION

  TICKER:                  N/A                 CUSIP:   J9425W107

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Directors

PROPOSAL #5: Allow Board to Authorize Use of Stock            ISSUER            YES         AGAINST           AGAINST

Option Plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNI-PRESIDENT CHINA HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G9222R106

  MEETING DATE:      12/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the framework                 ISSUER            YES             FOR                  FOR

purchase agreement [the New Framework Purchase

Agreement] dated 13 NOV 2009 entered into between

Uni-President China Holdings Ltd, [the Company, which

 together with its subsidiaries, the Group] and [Uni-

President Enterprises Corporation] [UPEC, which

together with its subsidiaries and their respective

associates but excluding the Group, the UPEC Group]

[as specified] relating to the purchase and the

procured purchase, on a non-exclusive basis, of

certain raw materials, packaging materials and

commercial goods from the UPEC Group by the Company;

the maximum annual amounts payable by the Group to

the UPEC Group under the New Framework Purchase

Agreement for the 3 year ending 31 DEC 2012 as

specified; authorize any 1 Director of the Company to

 do all such things and acts and sign all such

documents for and on behalf of the Company as he may

consider necessary, desirable or expedient to

implement and/or give effect to any matters relating

to or in connection with the New Framework Purchase

Agreement, the transactions contemplated thereunder

and the maximum annual amounts payable by the Group

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNI-PRESIDENT CHINA HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G9222R106

  MEETING DATE:      6/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and consider the Audited                     ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 and Auditors of the Company and its subsidiaries for

 the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend and a special          ISSUER            YES             FOR                  FOR

dividend for the YE 31 DEC 2009

PROPOSAL #3.A.i: Re-election of Mr. Lin Wu-Chung as          ISSUER            YES             FOR                  FOR

an Executive Director of the Company

PROPOSAL #3.Aii: Re-election of Mr. Lin Lung-Yi as a         ISSUER            YES             FOR                  FOR

Non-Executive Director of the Company

PROPOSAL #3Aiii: Re-election of Mr. Su Tsung-Ming as         ISSUER            YES             FOR                  FOR

a Non-Executive Director of the Company

PROPOSAL #3.Aiv: Re-election of Mr. Hwang Jenn-Tai as        ISSUER            YES         AGAINST           AGAINST

 an Independent Non-Executive Director of the Company

PROPOSAL #3.B: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

Company  the Directors  to fix the remuneration of

the re-elected Directors as mentioned in 3(A) above

PROPOSAL #4: Re-appointment of PricewaterhouseCoopers        ISSUER            YES             FOR                  FOR

 as the Company's Auditors and authorize the

Directors to fix their remuneration for the FYE 31

PROPOSAL #5.A: Approve to give a general mandate to          ISSUER            YES             FOR                  FOR

the Directors to repurchase shares in the Company not

 exceeding 10% of the aggregate nominal amount of the

 existing issued share capital

PROPOSAL #5.B: Approve to give a general mandate to          ISSUER            YES             FOR                  FOR

the Directors to issue, allot and deal with

additional shares in the Company not exceeding 20% of

 the aggregate nominal amount of the existing issued

share capital

PROPOSAL #5.C: Approve to extend the general mandate         ISSUER            YES             FOR                  FOR

granted to the Directors to issue, allot and deal

with additional shares by the number of shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNISEM (M) BHD

  TICKER:                  N/A                 CUSIP:   Y9158L107

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to lay before the meeting the            ISSUER            YES             FOR                  FOR

audited financial statements for the FYE 31 DEC 2009

and the reports of the Directors and the Auditors

thereon

PROPOSAL #2: Approve the declaration of a final                 ISSUER            YES             FOR                  FOR

dividend of 5% (or 2.5 sen per share) tax-exempt for

the FYE 31 DEC 2009

PROPOSAL #3: Approve the payment of Director's fees          ISSUER            YES             FOR                  FOR

amounting to MYR 1,045,500 for the FYE 31 DEC 2009,

representing an increase of MYR 60,500 from MYR

985,000 in 2008

PROPOSAL #4: Re-elect Mr Francis Chia Mong Tet as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5: Re-elect Mr Yen Woon Low Sau Chee as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6: Re-elect Mr Martin Giles Manen as a                ISSUER            YES             FOR                  FOR

Director, who retires pursuant to  Article 127 of the

 Company's Articles of Association

PROPOSAL #7: Re-appoint Y. Bhg. Prof. Tan Sri Dato'          ISSUER            YES             FOR                  FOR

Dr. Mohd. Rashdan bin Haji Baba who retires pursuant

to Section 129(6) of the Companies Act, 1965 until

the conclusion of the next AGM

PROPOSAL #8: Appointment of Deloitte KassimChan as            ISSUER            YES             FOR                  FOR

the Auditor until the conclusion of the next AGM and

authorize the Directors to fix their remuneration

PROPOSAL #9: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

pursuant to Section 132D of the Companies Act, 1965,

to issue shares (other than bonus or rights shares)

in the Company from time to time and upon such terms

and conditions and for such purposes as the Directors

 may deem fit provided that the aggregate number of

shares issued in any one financial year of the

Company (other than by way of bonus or rights issues)

 does not exceed 10% of the issued capital of the

Company for the time being and that the Directors be

and are also empowered to obtain the approval of

Bursa Malaysia Securities Berhad for the listing of

and quotation for the additional shares so issued

Authority shall continue to be in force until the

conclusion of the next AGM of the Company

PROPOSAL #0: Transact any other ordinary business               ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNISON CO LTD, CHONAN

  TICKER:                  N/A                 CUSIP:   Y9158V105

  MEETING DATE:      9/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the spin-off                                         ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNISON CO LTD, CHONAN

  TICKER:                  N/A                 CUSIP:   Y9158V105

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to                     ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3.1: Elect Jung Soo Lee as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Elect Doo Hoon Kim as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Elect Ji Yoon Ryu as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Elect Dong Gi Lee as a Outside Director      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Outside Directors

PROPOSAL #6: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNIT 4 AGRESSO NV, SLIEDRECHT

  TICKER:                  N/A                 CUSIP:   N9028G116

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the general meeting                         ISSUER             NO              N/A                  N/A

PROPOSAL #2: Announcements                                                       ISSUER             NO              N/A                  N/A

PROPOSAL #3: Receive the report of the Managing Board        ISSUER             NO              N/A                  N/A

 on the  FY 2009

PROPOSAL #4.a: Approve the proposal to edit annual            ISSUER             NO              N/A                  N/A

accounts in  the English language

PROPOSAL #4.b: Approve the annual accounts on  the FY        ISSUER             NO              N/A                  N/A

 2009

PROPOSAL #5: Grant discharge the Managing Board in            ISSUER             NO              N/A                  N/A

respect of the duties performed during the past FY

PROPOSAL #6: Grant discharge the Supervisory Board in        ISSUER             NO              N/A                  N/A

 respect of the duties performed during the past FY

PROPOSAL #7: Approve the dividend over  the FY 2009          ISSUER             NO              N/A                  N/A

will be declared at EUR 0,19

PROPOSAL #8.a: Mr. P. Smits resigns as member of the         ISSUER             NO              N/A                  N/A

Supervisory Board where all details as laid down in

Article 2:158 paragraph 5, Section 2: 142 paragraph 3

 of the Dutch civil code are available for the

general meeting of shareholders

PROPOSAL #8.b: Appointment of Mr. F. H. Rovekamp as          ISSUER             NO              N/A                  N/A

member of the Supervisory Board where all details as

laid  down in Article 2:158 Paragraph 5,  Section 2:

142 Paragraph 3 of the Dutch civil code are available

 for the general meeting of shareholders

PROPOSAL #9.a: Approve to change the name Unit 4                ISSUER             NO              N/A                  N/A

Agresso N.V. into Unit 4 N.V.

PROPOSAL #9.b: Amend the Article 31  paragraph 3 of          ISSUER             NO              N/A                  N/A

the Articles of Association

PROPOSAL #10.a: Approve the Corporate Governance Code        ISSUER             NO              N/A                  N/A

PROPOSAL #10.b: Approve the  amendment remuneration          ISSUER             NO              N/A                  N/A

policy

PROPOSAL #11: Authorize the Managing Board subject to        ISSUER             NO              N/A                  N/A

 the approval of the Supervisory Board, to  cause the

 Company to acquire its own shares for valuable

consideration, up to a maximum of 10  of the

outstanding capital which, at the time of

acquisition, the Company is permitted to acquire

pursuant to the provisions of Section 98, Subsection

2, of book 2 of the Netherlands Civil Code; such

acquisition may be  effected by means of any type of

contract, including stock exchange transactions and

private transactions; the price must lie between the

nominal value and an amount equal to  110 % of the

market price by  'market price' is understood the

average of the highest prices reached by the shares

on each of the three stock exchange business days

preceding the date of acquisition, as  evidenced by

the official price list of Euronext Amsterdam NV. the

 authorization will be valid for a period of 18

months, commencing on 12 MAY 2010

PROPOSAL #12.a: Approve the Managing Board subject to        ISSUER             NO              N/A                  N/A

 the approval of the  Supervisory Board be designated

 for  a period of 24 months as the body  which is

authorized to resolve to issue shares up to a number

of shares not exceeding the number of unissued shares

 in the capital of the Company

PROPOSAL #12.b: Authorize the Managing Board is                 ISSUER             NO              N/A                  N/A

authorized under approval of  the Supervisory Board

as the sole  body to limit or exclude the pre emptive

 right on new issued shares in  the Company

PROPOSAL #13: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #14: Closing of the general meeting                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNITE GROUP PLC, BRISTOL

  TICKER:                  N/A                 CUSIP:   G9283N101

  MEETING DATE:      10/5/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the issue of the New Ordinary          ISSUER            YES             FOR                  FOR

Shares for cash at a price of 2.50 pence per Placing

Share [which represents a discount of greater than

10% to the Closing Price of the Existing Ordinary

shares on 16 SEP 2009] and otherwise on the specified

PROPOSAL #S.2: Authorize the Directors, pursuant to          ISSUER            YES             FOR                  FOR

Section 551 of the Companies Act 2006 [the Act] to

exercise all the powers of the Company to allot

shares in the Company, and grant rights to subscribe

for or to convert any security into shares of the

Company up to an aggregate nominal amount of GBP

8,204,993 in connection with the Firm Placing and

Placing and Open Offer [as such terms are specified

in the Prospectus]; and, pursuant to Section 570[1]

of the Act, to allot equity securities [within the

meaning of Section 560[1] of the said Act] for cash,

in connection with the Firm Placing and Placing and

Open Offer [as specified, in the Prospectus] pursuant

 to the authority conferred by Resolution 2 above, as

 if Section 561[1] of the said Act did not apply to

any such allotment [provided that this power shall be

 limited to the allotment of equity securities up to

an aggregate nominal amount of GBP 8,204,993; and

[Authority expires the earlier of the conclusion of

the AGM of the Company next year or 15 months after

the date of passing of this resolution]; and the

Directors may allot relevant securities after the

expiry of this authority in pursuance of such an

offer or agreement made prior to such expiry

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNITE GROUP PLC, BRISTOL

  TICKER:                  N/A                 CUSIP:   G9283N101

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited annual accounts, the        ISSUER            YES         AGAINST           AGAINST

 Directors report and the Auditors report on those

accounts

PROPOSAL #2: Approve the Directors remuneration report      ISSUER            YES             FOR                  FOR

PROPOSAL #3: Re-appoint Mr. R. S. Walker as a Director      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4: Re-appoint Mr. J. M. Tonkiss as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5: Re-appoint KPMG Audit PLC as a Auditors         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Authorize the Directors to allot shares         ISSUER            YES             FOR                  FOR

in the Company

PROPOSAL #S.7: Approve to dis-apply the statutory              ISSUER            YES             FOR                  FOR

pre-emption rights

PROPOSAL #S.8: Approve to allow general meetings,              ISSUER            YES             FOR                  FOR

other than AGM's to be called upon not less than 14

days clear notice

PROPOSAL #S.9: Approve to abolish the Company's                 ISSUER            YES             FOR                  FOR

authorized share capital and adopt the new Articles

of Association

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNITE GROUP PLC, BRISTOL

  TICKER:                  N/A                 CUSIP:   G9283N101

  MEETING DATE:      5/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the Unite Group Plc          ISSUER            YES             FOR                  FOR

savings related share option scheme [the Scheme]

comprising the rules of the scheme and ancillary

documents, as specified [the principles terms of

which are summarized in the circular to shareholders

dated 23 APR 2010] [subject to such modification of

any, as may be necessary to obtain the approval of HM

 Revenue and Customs thereto within the terms of the

Income Tax [Earnings and Pensions] Act 2003], and

authorize the Directors to do all other acts and

things which they may consider necessary or expedient

 to carry the same into effect and to adopt the

equivalent plans for employees of the Company and its

 subsidiaries located in overseas jurisdictions

subject to such modifications to take into account

local tax, exchange control, securities laws or other

 regulatory requirements in such jurisdictions as

they consider appropriate

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNITED ARROWS LTD.

  TICKER:                  N/A                 CUSIP:   J9426H109

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNITED DRUG PLC

  TICKER:                  N/A                 CUSIP:   G9230Q157

  MEETING DATE:      2/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the financial                ISSUER            YES             FOR                  FOR

statements for the YE 30 SEP 2009 and the reports of

the Directors and the Auditor thereon

PROPOSAL #2.: Declare a final dividend of 5.77 cent          ISSUER            YES             FOR                  FOR

per ordinary share for the YE 30 SEP 2009

PROPOSAL #3.: Receive and consider the report of the         ISSUER            YES             FOR                  FOR

Remuneration Committee on Director's remuneration for

 the YE 30 SEP 2009

PROPOSAL #4.a: Re-elect Chris Corbin as a Director,          ISSUER            YES             FOR                  FOR

who retires in accordance with Articles of Association

PROPOSAL #4.b: Re-elect Liam FitzGerald as a                       ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Articles of

PROPOSAL #4.c: Re-elect Hugh Friel as a Director, who        ISSUER            YES             FOR                  FOR

 retires in accordance with Articles of Association

PROPOSAL #4.d: Re-elect Ronnie Kells as a Director,          ISSUER            YES             FOR                  FOR

who retires in accordance with Articles of Association

PROPOSAL #5.: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

Auditor's remuneration

PROPOSAL #6.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 for the purposes of Section 20 of the Companies

[Amendment] Act, 1983 to allot relevant securities

[within the meaning of Section 20 of that Act] up to

a nominal value of EUR 4,065,503; [Authority expires

the earlier of the conclusion of the next AGM of the

Company or 08 MAY 2011]; and the Directors may allot

relevant securities after the expiry of this

authority in pursuance of such an offer or agreement

made prior to such expiry not expired

PROPOSAL #S.7: Authorize the Directors, pursuant to          ISSUER            YES             FOR                  FOR

Section 23 and Section 24(1) of the Companies

[Amendment] Act 1983, to allot equity securities

[Section 23] for cash pursuant to the authority

conferred on the Directors by the Resolution No. 6

above, as if Section 23(1) of the said Act did not

apply to any such allotment provided that his power

shall be limited to the allotment of equity

securities: a) on the exercise of any option granted

pursuant to Article 8 of the Articles of Association

of the Company; b) in connection with any offer of

securities open for any period fixed by the Directors

 by way of rights, open offer or otherwise in favor

of ordinary shareholders and/or any persons having a

right to subscribe for or convert securities into

ordinary shares in the capital of the Company; c)

pursuant to Article 128A of the Articles of

Association of the Company; and d) up to an aggregate

 nominal value of EUR 609,825; [Authority expires the

 earlier of the next AGM of the Company or 08 MAY

2011]; and the Directors may allot equity securities

after the expiry of this authority in pursuance of

such an offer or agreement made prior to such expiry

PROPOSAL #S.8: Authorize the Company and/or any                 ISSUER            YES             FOR                  FOR

subsidiary of the Company [Section 155 of the

Companies Act, 1963] of the Company, to make market

purchases [Section 212 of the Companies Act, 1990] of

 shares of any class of the Company [the Shares] on

such terms and conditions and in such manner as the

Directors may determine from time to time but

subject, however, to the provisions of the Companies

Act, 1990 of up to 24,393,020 ordinary shares, at a

minimum price equal to the nominal value of the share

 and the maximum price equal to 105% of the average

of the 5 amounts resulting for such shares derived

from the Irish Stock Exchange Daily Official List,

over the previous 5 business days, provided the

average price shall be: a) if there shall be only 1

dealing reported for the day, the average of the

prices at which such dealings took place; or b) if

there shall be only 1 dealing reported for the day,

the price at which such dealing took place; or c) if

there shall not be any dealing reported for the day,

the average of the high and low market guide price

for that day; and if there shall be only a high [but

not a low] or only a low [but not a high] market

guide price reported or if there shall not be any

market guide price reported for any particular day

then that day shall not count as one of the said 5

business days for the purpose of determining the

maximum price; [Authority expires the earlier of the

date of the next AGM of the Company or 08 MAY 2011 in

 accordance with the provisions of Section 215 of the

 Companies Act 1990]; and the Company or any such

subsidiary, before the expiry, may make a contract to

 purchase ordinary shares which will or may be

PROPOSAL #S.9: Authorize the Company and/or any of            ISSUER            YES             FOR                  FOR

its subsidiaries, pursuant to Special Resolution 8

above, to make market purchases of shares of any

class of the Company passed earlier this day, for the

 purposes of Section 209 of the Companies Act 1990,

the maximum and minimum prices at which any treasury

shares [Section 209] be re-issued off-market shall be

 an amount equal to 120% of the appropriate average;

and at a minimum price at which the Relevant Share be

 re-issued off-market be the nominal value of the

share where such shares is required to satisfy an

obligation under an Employee Share Scheme [as defined

 in the Listing Rules of the Irish Stock exchange

Limited] operated by the Company; or in accordance

with Article 128A of the Company's Articles of

Association where such share is required to satisfy

an obligation under a scrip dividend offer made by

the Company pursuant to such Article 128A, or an

amount equal to 95% of the appropriate average ,

where appropriate average mean the average of the

five amounts resulting from the determining whichever

 of the following [A,B & C specified below] in

relation to shares of the class of which such

relevant shares is to be re-issued shall be

appropriate for each of the 5 consecutive business

days immediately preceding the days immediately

preceding the day on which the relevant shares is re-

issued, as determined from the information published

in the Irish Stock Exchange Daily Official List

reporting the business done in each of those 5

business days: a) if there shall be more than 1

dealing reported for the day, the average of the

prices at which such dealings took place; or b) if

there shall be only 1 dealing reported for the day,

the price at which such dealing took place; or c) if

there shall not be any dealing reported for the day,

the average of the high and low market guide price

for that day; and if there shall be only a high [but

not low] or only a low [but not high] market guide

price reported, or if there shall not be any market

guide price reported for any particular day then that

 day shall not count as one of the said 5 business

days for the purposes of determining the appropriate

average; and if the means of providing the foregoing

information as to dealings and prices by reference to

 which the appropriate average is to be determined is

 altered or is replaced by some other means, then the

 appropriate average shall be determined on the basis

 of the equivalent information published by the

relevant authority in relation to dealings on the

Irish Stock Exchange or its equivalent; [Authority

expires the earlier of the conclusion of the next AGM

PROPOSAL #S.10: Approve to call a general meeting,            ISSUER            YES             FOR                  FOR

other than an AGM and other than a meeting called for

 the passing of a special resolution, on not less

than 14 clear days notice

PROPOSAL #S.11: Approve to replace the Articles of            ISSUER            YES             FOR                  FOR

Association by the form of Article of Association

which have been signed for identification by the

Chairman of the meeting and which were available for

inspection on the Company's website and at the

registered office of the Company since the date of

this notice

PROPOSAL #12.: Approve the establishment by the                 ISSUER            YES             FOR                  FOR

Company of a new Long Term Incentive Plan in

accordance with the provisions of a document entitled

 'United Drug Plc Long Term Incentive Plan 2010' [the

 2010 LTIP] as specified, and authorize the Directors

 to take all such actions with reference to the 2010

LTIP as they consider may be necessary or desirable

to ensure the establishment and operation of the 2010

 LTIP and to establish further schemes based on the

2010 LTIP but modified to take account of local tax,

exchange control and securities laws in overseas

territories, provided that any shares made available

under such further schemes shall count against any

limits on individual participation in the 2010 LTIP

and in the aggregate number of shares granted under

the 2010 LTIP

PROPOSAL #13.: Approve the establishment by the                 ISSUER            YES             FOR                  FOR

Company of a new Executive Share Option Plan in

accordance with the provision of a document entitled

'United Drug Plc Executive Share Option Plan 2010'

[the 2010 ESOP] as specified, authorize the Directors

 to take all such actions with reference to the 2010

ESOP as they consider may be necessary or desirable

to ensure the establishment and operation of the 2010

 ESOP and to establish further schemes based on the

2010 ESOP, but modified to take account of local tax,

 exchange control and securities laws in overseas

territories, provided that any shares made available

under such further schemes shall count against any

limits on individual participation in the 2010 ESOP

and in the aggregate number of shares granted under

the 2010 ESOP

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNITED ENERGY GROUP LTD

  TICKER:                  N/A                 CUSIP:   ADPV10839

  MEETING DATE:      8/6/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial        ISSUER            YES             FOR                  FOR

 statements, the reports of the Directors and the

Auditors for the YE 31 MAR 2009

PROPOSAL #2.: Re-elect Mr. Zhang Hongwei as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-elect Mr. Chau Siu Wai as an                     ISSUER            YES             FOR                  FOR

Independent Non-Executive Director

PROPOSAL #4.: Authorize the Board of Directors to fix        ISSUER            YES             FOR                  FOR

 the remuneration of the Directors

PROPOSAL #5.: Appoint the Auditors and authorize the         ISSUER            YES             FOR                  FOR

Directors to fix their remuneration

PROPOSAL #6.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 to allot, issue or otherwise deal with additional

shares of the Company [Shares] or securities

convertible into Shares, options, warrants or similar

 rights to subscribe for any Shares, and to make or

grant offers, agreements, options and rights of

exchange or conversion which might require the

exercise of such powers, the aggregate nominal amount

 of share capital allotted or agreed conditionally or

 unconditionally to be allotted [whether pursuant to

an option or otherwise] and issued by the Directors

pursuant to this Resolution, otherwise than pursuant

to: i] a Right Issue [as specified] ii] the exercise

of the rights of subscription or conversion attaching

 to any warrants issued by the Company or any

securities which are convertible into Shares; iii]

the exercise of any option scheme or similar

arrangement for the time being adopted for the grant

or issue to eligible persons of Shares or rights to

acquire Shares; or iv] any scrip dividend or similar

arrangement providing for the allotment of Shares in

lieu of the whole or part of a dividend on Shares

pursuant to the Bye-laws of the Company from time to

time does not in total exceed 20% of the aggregate

nominal amount of the share capital of the Company in

 issue at the date of the passing of this Resolution

and the said approval shall be limited accordingly;

[Authority expires the earlier of the conclusion of

the next AGM of the Company or the expiration of the

period within which the next AGM of the Company is

required by the Bye-Laws of the Company or any

applicable Laws of Bermuda to be held]; to repurchase

 Shares on the Stock Exchange of Hong Kong Limited

[the Stock Exchange] or on any other stock exchange

on which the Shares may be listed and recognized for

this purpose by the Securities and Futures Commission

 of Hong Kong and the Stock Exchange under the Hong

Kong Code on Share Repurchases, subject to and in

accordance all applicable Laws and regulations and

the Bye-Laws of the Company, the aggregate nominal

amount of the Shares which may be repurchased by the

Company pursuant to this Resolution during the

Relevant Period does not exceed 10% of the aggregate

nominal amount of the share capital of the Company in

 issue at the date of the passing of this Resolution,

 and the approval granted under Paragraph [a] of this

 Resolution shall be limited accordingly; [Authority

expires the earlier of the conclusion of the next AGM

 of the Company or the expiration of the period

within which the next AGM of the Company is required

by the Bye-Laws of the Company or any applicable Laws

 of Bermuda to be held]; and approve, conditional

upon the passing of Resolution 6[A] and 6[B], the

general mandate granted to the Directors to exercise

the powers of the Company to allot, issue or

otherwise deal with additional securities of the

Company pursuant to Resolution 6[A] as specified in

the notice convening the Meeting of which this

Resolution forms part extended by the addition

thereto an amount representing the aggregate nominal

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNITED ENERGY GROUP LTD

  TICKER:                  N/A                 CUSIP:   ADPV10839

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited financial         ISSUER            YES             FOR                  FOR

statements and the reports of the Directors and

Auditors for the period ended 31 DEC 2009

PROPOSAL #2: Re-elect Mr. Zhu Jun as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #3: Re-elect Mr. San Fung as an Independent         ISSUER            YES             FOR                  FOR

Non-Executive Director

PROPOSAL #4: Authorize the Board of Directors to fix         ISSUER            YES             FOR                  FOR

the remuneration of the Directors

PROPOSAL #5: Authorize the Directors to appoint the          ISSUER            YES             FOR                  FOR

Auditors and fix their remuneration

PROPOSAL #6: Approve to grant unconditional mandate          ISSUER            YES             FOR                  FOR

to the Directors to issue and allot shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNITED GROUP LTD

  TICKER:                  N/A                 CUSIP:   Q9313R105

  MEETING DATE:      10/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                 ISSUER             NO              N/A                  N/A

Directors' report and the Auditor's report of the

Company for the YE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report as set            ISSUER            YES         AGAINST           AGAINST

out in the annual report of the Company for the YE 30

 JUN 2009

PROPOSAL #3.: Re-elect Mr. John Ingram as a Director         ISSUER            YES             FOR                  FOR

of the Company, who retires by rotation pursuant to

Rule 8.1(e)(2) of the Company's Constitution

PROPOSAL #4.: Re-elect Mr. Richard White as a                     ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation

pursuant to Rule 8.1(e)(2) of the Company's

PROPOSAL #5.: Elect Mr. Guy Cowan as a Director of            ISSUER            YES             FOR                  FOR

the Company, who retires pursuant to Rule 8.1(e)(1)

of the Company's Constitution

PROPOSAL #6.: Approve and ratify, for all purposes            ISSUER            YES             FOR                  FOR

[including ASX Listing Rule 7.4], the issue of

1,365,041 options over fully paid ordinary shares in

the Company under the Australian and United States of

 America Employee Share Option Plans, as specified

PROPOSAL #7.: Approve and ratify, for all purposes            ISSUER            YES         AGAINST           AGAINST

[including ASX Listing Rule 7.4], the issue of

560,000 fully paid ordinary shares in the Company

under the Australian and United States of America

Employee Share Plans, as specified

PROPOSAL #S.8: Approve to change the name of the                ISSUER            YES             FOR                  FOR

Company to UGL Limited

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNITED INTEGRATED SERVICES CO LTD

  TICKER:                  N/A                 CUSIP:   Y9210Q102

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the 2009 business report                  ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: Receive the Supervisor's review report        ISSUER             NO              N/A                  N/A

 on 2009 financial statements

PROPOSAL #A.3: Receive the report on the execution of        ISSUER             NO              N/A                  N/A

 treasury stock repurchase program

PROPOSAL #A.4: Receive the report on the execution of        ISSUER             NO              N/A                  N/A

 investment in Mainland China

PROPOSAL #A.5: Receive the report on the status of            ISSUER             NO              N/A                  N/A

endorsement and guarantees

PROPOSAL #B.1: Approve the 2009 business report and          ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the distribution of 2009                 ISSUER            YES             FOR                  FOR

profits as follows: cash dividend of TWD 1.5374 per

share

PROPOSAL #B.3: Amend the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #B.4: Amend the operational procedures for          ISSUER            YES             FOR                  FOR

loaning of the Company funds

PROPOSAL #B.5: Amend the operational procedures for          ISSUER            YES             FOR                  FOR

endorsements and guarantees

PROPOSAL #B.6: Other matters and extemporary motion           ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNITED INTERNET AG, MONTABAUR

  TICKER:                  N/A                 CUSIP:   D8542B125

  MEETING DATE:      6/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, the reports

pursuant to Sections 289(4), 289a and 315(4) of the

German Commercial Code, and the corporate governance

and remuneration report

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 91,833,916.77 as follows:

 Payment of a dividend of EUR 0.20 plus a special

dividend of EUR 0.20 per no-par share EUR

1,833,916.77 shall be carried forward ex-dividend

date: 03 JUN 2010 Payable date: 04 JUN 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Appointment of auditors for the 2010            ISSUER            YES             FOR                  FOR

financial year: Ernst + Young GmbH, Eschborn

PROPOSAL #6.1: Election of Kurt Dobitsch to the                 ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #6.2: Election of Michael Scheeren to the            ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #6.3: Election of Kai- Uwe Ricke to the                ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #7.: Resolution on the adjustment of the              ISSUER            YES             FOR                  FOR

remuneration for the Supervisory Board and the

corresponding amendment to the Articles of

Association from the 2010 FY on, each Board Member

shall receive a fixed annual remuneration of EUR

10,000 plus EUR 1,000 per EUR 0.01 of the earnings

per share in excess of EUR 0.60 in addition, from the

 2013 FY on, each Board Member shall receive a

variable remuneration of up to EUR 10,000

PROPOSAL #8.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association in accordance with the Law on the

Implementation of the shareholder rights Directive

(ARUG); Section 15(4)3, in respect of the Chairman of

 the shareholders meeting being authorized to permit

the audiovisual transmission of the meeting, Section

16(2), in respect of share holders registering with

the Company within the statutory period of time,

Section 16(3), in respect of notices pursuant to

Sections 128(1)1 the Stock Corporation Act being

exclusively transmitted via electronic means. Section

 17(2)2, in respect of the Company being authorized

to reject one or more proxies if a shareholder

appoints more than 1 proxy, Section 17(4), in respect

 of proxy-voting instructions being issued in textual

 form facilitations regarding the issue of proxies

being publicized in the convocation of the

shareholders meeting. Section 18 (2)5, in respect of

the Chairman of the shareholders meeting being

authorized to limit the time for questions and

PROPOSAL #9.: Renewal of the authorization to acquire        ISSUER            YES             FOR                  FOR

 own shares the Company shall be authorized to

acquire own shares of up to 10% of its'S hare

capital, at prices not deviating more than 25% from

the market price of the shares, within the period

from 26 NOV 2010 to 25 MAY 2012; the Board of

Managing Directors shall be authorized to use the

shares for all legally permissible purposes,

especially to dispose of the shares in a manner other

 than the stock exchange or an offer to all

shareholders if the shares are sold at a price not

materially below their market price, to use the

shares within the scope of employee participation

programs of the Company and its affiliates or for

satisfying option or conversion rights, and to retire

PROPOSAL #10.: Resolution on the revocation of                   ISSUER            YES             FOR                  FOR

contingent capital and the corresponding amendments

to the Articles of Association the contingent capital

 created in connection with the stock option plan

2003 and the contingent capital created in connection

 with the stock option plan 2005 shall be revoked in

respect of their unused portions

PROPOSAL #11.: Resolution on the authorization to              ISSUER            YES             FOR                  FOR

issue convertible and/or warrant bonds, the creation

of contingent capital , and the corresponding

amendment to the Articles of Association the

contingent capital 2005 of up to EUR 92,000,000 shall

 be revoked; the Board of Managing Directors shall be

 authorized, with the consent of the Supervisory

Board, to issue bearer bonds of up to EUR

800,000,000, having a term of up to 20 years and

conferring conversion and/or option rights for shares

 of the company, on or before 01 JUN

2015.Shareholders shall be granted subscription

rights except for the issue of bonds conferring con

version and/or option rights for shares of the

company of up to 10% of the share capital at a price

not materially below their theoretic al market value,

 for residual amounts, for the granting of such

rights to holders of option or conversion rights, and

 for the issue of bonds against contributions in

kind. The Company's share capital shall be increased

accordingly by up to EUR 80,000,000 through the issue

 of up to 80,000,000 new no-par shares, in so far as

conversion and/or option rights are exercised

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNITED PHOSPHORUS LTD

  TICKER:                  N/A                 CUSIP:   Y9247H166

  MEETING DATE:      9/18/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009, profit and loss account for

the YE on that date and the reports of the Board of

Directors and Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Mr. Chirayu R. Amin as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Vikram R. Shroff as a            ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Vinod Sethi as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Re-appoint Mr. A. C. Ashar as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #7.: Appoint the Auditors and approve fix            ISSUER            YES             FOR                  FOR

their remuneration

PROPOSAL #S.8: Authorize the Board of Directors of            ISSUER            YES         AGAINST           AGAINST

the Company [hereinafter referred to as the Board

which term shall be deemed to include any Committee

including the Remuneration/Compensation Committee

Constituted by the Board to exercise its powers

including the powers conferred by this resolution],

pursuant to the provisions of Section 81[1A] and

other applicable provisions, if any, of the Companies

 Act, 1956, [the Act] Securities and Exchange Board

of India [Employee Stock Option Scheme and Employee

Stock Purchase Scheme] Guidelines, 1999 [SEBI

Guidelines] [including any statutory modifications or

 re-enactment of the Act or the SEBI Guidelines, for

the time being in force] to the extent applicable and

 subject to the provisions contained in the Articles

of Association of the Company and subject to other

approvals, permissions and sanctions as may be

necessary, and subject to such conditions and

modifications as may be prescribed or imposed while

granting such approvals, permissions and sanctions,

to grant, issue, offer and allot at any time or from

time to time, directly or through a trust, to the

present and future employee(s) including Director[s]

of the Company, including employees of its

subsidiaries as mentioned in the proposed resolution

at Item 9 below, and as selected on the basis of

criteria prescribed by the Board in accordance with

the SEBI Guidelines, hereinafter referred to as the

Eligible Employees except promoter or a person who

belongs to the promoter Group, both these expressions

 being defined in the SEBI Guidelines and Director

who directly or indirectly holds more than 10% of the

 issued capital, under a scheme titled Employees

Stock Option Plan 2009 [hereinafter referred to as

Plan], such number of options as the Board may

decide, which could give rise to the issue of equity

shares of the nominal face value not exceeding INR

60,00,000 divided into 30,00,000 equity shares of the

 face value of INR 2 each on specified terms and

conditions; authorize the Board, without prejudice to

 generality of the above, but subject to the terms as

 approved by the Members to implement the Plan;

notwithstanding anything contained in the plan, the

Company shall have an option to recover Fringe

Benefit Taxes from the employees, either in part or

whole, if any, that is levied on or payable by the

Company; in whole or in part, to do all such acts,

deeds, matters and things and execute or desirable

and pay fees and commission and incur expenses in

relation to or for implementing the plan; the said

options may be granted/equity shares may be allotted

in accordance with the plan framed in that behalf,

directly to such eligible employees or through a

trust, which may be set up in any permissible manner,

 or to the trust to be held on behalf of such

eligible employees; to do all such acts, deeds,

matters and things and execute all such deed,

documents, instruments and writings as it may in its

absolute discretion deem necessary or desirable, in

PROPOSAL #S.9: Authorize the Board of Directors of            ISSUER            YES         AGAINST           AGAINST

the Company, pursuant to Section 81[1A] and other

applicable modification or re-enactment thereof for

the time being in force and in accordance with the

Articles of Association of the Company, the

applicable Clauses of Securities and Exchange Board

of India ['SEBI'] [Employee Stock Option Scheme]

Guidelines, 1999, as amended from time to time ['SEBI

 Guidelines'], the applicable guidelines and

clarifications issued by the Reserve Bank of India

['RBI'] and any other statutory/regulatory

authorities, consent of the Company, to create,

issue, offer and allot at anytime or from time to

time, directly or through a trust, to 'Subsidiary

Employees' [which expression shall, unless repugnant

to the context, mean and include the permanent

Employees of the subsidiaries of the Company and the

Directors of the subsidiaries of the Company, whether

 whole-time or not] as may be decided solely by the

Board, such number of options, in one or more

tranches upon such terms and conditions as may be

deemed appropriate by the Board, within the overall

limit of 30,000,000 options as mentioned in the

proposed resolution at item 8 above each option

giving the right but not the obligation, to the

holder, to subscribe for cash, to one fully paid

equity share of INR 2 each of the Company, in terms

of the United Phosphorus Limited Employees 'Stock

Option Plan, 2009 ['Plan'] [as put up for approval in

 terms of the preceding resolution], the offer shall

be to Subsidiary Employees of such subsidiaries of

the Company as the Board, as its discretion, may from

 time to time decide ['Selected Subsidiaries'] and

shall be in accordance with the terms and conditions

as regards price, payment, application, allotment,

etc. stipulated by the SEBI Guidelines to the extent

applicable and in accordance with any other

guidelines, rules, regulations and laws to the extent

 applicable and subject also to the Memorandum and

Articles of Association of the Company and the

PROPOSAL #S.10: Approve, in partial modification of          ISSUER            YES             FOR                  FOR

the resolution passed at the AGM held on 18 SEP 2008

and pursuant to the provisions of Section 198, 309,

310 and other applicable provisions if any, of the

Companies Act, 1956, the specified remuneration

payable to Mr. Rajju D. Shroff, the Chairman and

Managing Director; except the specified remuneration,

 Commission, perquisites and allowances, minimum

remuneration and other terms of the Agreement dated

01 OCT 2008, executed by the Company with Mr. Rajju

D. Shroff shall remain unchanged unless agreed

otherwise by the Board of Directors [which includes

any committee thereof] with the approval of the

shareholders

PROPOSAL #S.11: Approve, in partial modification of          ISSUER            YES             FOR                  FOR

the resolution passed at the AGM held on 19 SEP 2006

and EGM held on 11 OCT 2007 and pursuant to the

provisions of Section 198, 309, 310 and other

applicable provisions if any, of the Companies Act,

1956, the specified remuneration payable to Mr.

Vikram R. Shroff, the Executive Director; except the

specified remuneration, Commission, perquisites and

allowances, minimum remuneration and other terms of

the Agreement dated 01 OCT 2008, executed by the

Company with Mr. Vikram R. Shroff shall remain

unchanged unless agreed otherwise by the Board of

Directors [which includes any committee thereof] with

 the approval of the shareholders

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNITIKA LTD.

  TICKER:                  N/A                 CUSIP:   J94280104

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNITY OPTO TECHNOLOGY CO LTD

  TICKER:                  N/A                 CUSIP:   Y9279D109

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: The 2009 business operations resolution      ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #1.3: The status of joint-venture in                     ISSUER             NO              N/A                  N/A

Mainland China

PROPOSAL #1.4: The status of treasury stocks                       ISSUER             NO              N/A                  N/A

PROPOSAL #1.5: The status of private placement                    ISSUER             NO              N/A                  N/A

PROPOSAL #1.6: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #2.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Approve the 2009 profit distribution:         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD2.1per share

PROPOSAL #2.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings and capital reserves;

proposed stock dividend: 15 for 1,000 shares held

proposed bonus issue: 15 for 1,000 shares held

PROPOSAL #2.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #2.5: Election of the Directors and the                ISSUER            YES         AGAINST           AGAINST

Supervisors

PROPOSAL #2.6: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #3: Other issues and extraordinary motions           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNIVERSAL CEMENT CORP

  TICKER:                  N/A                 CUSIP:   Y92879108

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2009 business operations        ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: To report the 2009 financial statements      ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: To report the 2009 audited reports               ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: To report the status of endorsement            ISSUER             NO              N/A                  N/A

and guarantee

PROPOSAL #B.1: Approve the 2009 business reports,              ISSUER            YES             FOR                  FOR

financial statements and consolidated financial

statements

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.5 per share

PROPOSAL #B.3: Approve to revise the rules of                     ISSUER            YES             FOR                  FOR

shareholder meeting

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.7: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNIVERSAL SCIENTIFIC INDUSTRIAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y92963100

  MEETING DATE:      4/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Election of the Directors                              ISSUER            YES         AGAINST           AGAINST

PROPOSAL #A.2: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #A.3: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UNIVERSAL SCIENTIFIC INDUSTRIAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y92963100

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.434 per share

PROPOSAL #B.3: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans and the procedures of endorsement and

guarantee

PROPOSAL #B.4: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UPC TECHNOLOGY CORPORATION

  TICKER:                  N/A                 CUSIP:   Y91139108

  MEETING DATE:      12/16/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Approve the issuance of new shares via        ISSUER            YES         ABSTAIN           AGAINST

 private placement

PROPOSAL #A.2: Extraordinary motions                                     ISSUER            YES         ABSTAIN               FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UPC TECHNOLOGY CORPORATION

  TICKER:                  N/A                 CUSIP:   Y91139108

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of new shares issuance via         ISSUER             NO              N/A                  N/A

private placement

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.8 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings; proposed stock dividend:20

for 1,000 shares held

PROPOSAL #B.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.5: Approve the revision to the rules of          ISSUER            YES             FOR                  FOR

shareholders meeting

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.7: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.8: Other issues                                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UPONOR OYJ, VANTAA

  TICKER:                  N/A                 CUSIP:   X9518X107

  MEETING DATE:      3/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Calling the meeting to order                             ISSUER             NO              N/A                  N/A

PROPOSAL #3: Election of two persons to scrutinize            ISSUER             NO              N/A                  N/A

the minutes and to supervise the

PROPOSAL #4: Recording the legality of the meeting             ISSUER             NO              N/A                  N/A

PROPOSAL #5: Recording the attendance at the meeting         ISSUER             NO              N/A                  N/A

and adoption of the list of votes

PROPOSAL #6: Business review 2009 by the CEO                       ISSUER             NO              N/A                  N/A

PROPOSAL #7: Presentation of the financial                          ISSUER             NO              N/A                  N/A

statements, consolidated financial statements and the

 report of the Board of Directors

PROPOSAL #8: Presentation of the Auditors' report and        ISSUER             NO              N/A                  N/A

 consolidated Auditors' report

PROPOSAL #9: Adopt the accounts                                              ISSUER            YES             FOR                  FOR

PROPOSAL #10: Approve to pay  a dividend of EUR 0,50         ISSUER            YES             FOR                  FOR

per share

PROPOSAL #11: Grant discharge from liability                       ISSUER            YES             FOR                  FOR

PROPOSAL #12: Approve the remuneration of Board                 ISSUER            YES             FOR                  FOR

Members

PROPOSAL #13: Approve the number of Board Members               ISSUER            YES             FOR                  FOR

PROPOSAL #14: Re-elect J. Eloranta, J. Paasikivi, A.         ISSUER            YES             FOR                  FOR

Rajahalme, A-C, Silfverstolpe Nordin and R.S. simon

PROPOSAL #15: Approve the remuneration of Auditor               ISSUER            YES             FOR                  FOR

PROPOSAL #16: Election of Auditor                                           ISSUER            YES             FOR                  FOR

PROPOSAL #17: Amend the Article 9 of Articles of                ISSUER            YES             FOR                  FOR

Association

PROPOSAL #18: Authorize the Board to decide on                   ISSUER            YES             FOR                  FOR

acquiring Company's own shares

PROPOSAL #19: Availability of the minutes of the                ISSUER             NO              N/A                  N/A

meeting

PROPOSAL #20: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  URALSVYASINFORM JSC

  TICKER:                  N/A                 CUSIP:   X9520A103

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, balance                ISSUER            YES             FOR                  FOR

sheet, including profit and loss statement profit and

 lose accounts, for the year 2009

PROPOSAL #2.: Approve the profit distribution                     ISSUER            YES             FOR                  FOR

including dividend payment at RUB 0.018897 per

ordinary share and RUB 0.051927 per preferred share

for the year 2009

PROPOSAL #3.1: Election of Batmanov M as a Board of          ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.2: Election of Vasileva E as a Board of          ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.3: Election of Golubickiy B as a Board of        ISSUER            YES         AGAINST           AGAINST

 Director

PROPOSAL #3.4: Election of Grigorieva A as a Board of        ISSUER            YES         AGAINST           AGAINST

 Director

PROPOSAL #3.5: Election of Dudchenko V as a Board of         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.6: Election of Kerber'S as a Board of              ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.7: Election of Koroleva O as a Board of          ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.8: Election of Kulikov D as a Board of            ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.9: Election of Lebedev E as a Board of            ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.10: Election of Leshenko M as a Board of         ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.11: Election of Lukash'S as a Board of            ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.12: Election of Malcev A as a Board of            ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.13: Election of Milyukov A as a Board of         ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.14: Election of Provotorov A as a Board          ISSUER            YES         AGAINST           AGAINST

of Director

PROPOSAL #3.15: Election of Rumyancev V as a Board of        ISSUER            YES         AGAINST           AGAINST

 Director

PROPOSAL #3.16: Election of Tushunov D as a Board of         ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.17: Election of Umnova E as a Board of            ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.18: Election of Fedorov O as a Board of          ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.19: Election of Ciganov M as a Board of          ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.20: Election of Shevchuk A as a Board of         ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.21: Election of Yurchenko E as a Board of        ISSUER            YES         AGAINST           AGAINST

 Director

PROPOSAL #4.1: Election of Arkhipova I as a Audit              ISSUER            YES             FOR                  FOR

Commission

PROPOSAL #4.2: Election of Verem yanina V as a Audit         ISSUER            YES             FOR                  FOR

Commission

PROPOSAL #4.3: Election of Voronkova'S as a Audit              ISSUER            YES             FOR                  FOR

Commission

PROPOSAL #4.4: Election of Degtyareva E as a Audit            ISSUER            YES             FOR                  FOR

Commission

PROPOSAL #4.5: Election of Lunina A as a Audit                   ISSUER            YES             FOR                  FOR

Commission

PROPOSAL #4.6: Election of Topolya I as a Audit                 ISSUER            YES             FOR                  FOR

Commission

PROPOSAL #4.7: Election of Chernikova T as a Audit            ISSUER            YES             FOR                  FOR

Commission

PROPOSAL #5.: Approve the reorganization of                        ISSUER            YES             FOR                  FOR

Uralsvyazinform in the form of joining of

Uralsvyazinform to Rostelecom

PROPOSAL #6.: Approve the new edition of the charter         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #7.: Approve the regulation on the Board of         ISSUER            YES             FOR                  FOR

Directors in new edition

PROPOSAL #8.: Approve the Auditor                                           ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Approve the standards for calculation          ISSUER            YES             FOR                  FOR

of remuneration of the Board of Directors

PROPOSAL #10.: Approve the remuneration of the Board         ISSUER            YES             FOR                  FOR

of Directors

PROPOSAL #11.: Approve the pre mature of                              ISSUER            YES             FOR                  FOR

participation of the Company in the non profit

PROPOSAL #12.: Approve the pre mature of                              ISSUER            YES             FOR                  FOR

participation of the Company in the non profit

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  URANIUM ONE INC

  TICKER:                  N/A                 CUSIP:   91701P105

  MEETING DATE:      5/7/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #s.1: Amend the Articles of Corporation to          ISSUER            YES             FOR                  FOR

increase the maximum number of Directors from 12 to 15

PROPOSAL #2.1: Election of Ian Telfer as a Director          ISSUER            YES             FOR                  FOR

of the Corporation for the ensuing year

PROPOSAL #2.2: Election of Andrew Adams as a Director        ISSUER            YES             FOR                  FOR

 of the Corporation for the ensuing year

PROPOSAL #2.3: Election of Dr. Massimo Carello as a          ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #2.4: Election of Shigeo Fujinami as a                 ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #2.5: Election of David Hodgson as a                     ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #2.6: Election of D. Jean Nortier as a                 ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #2.7: Election of Terry Rosenberg as a                 ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #2.8: Election of Phillip Shirvington as a          ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #2.9: Election of Akihiro Takubo as a                   ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #2.10: Election of Mark Wheatley as a                   ISSUER            YES         AGAINST           AGAINST

Director of the Corporation for the ensuing year

PROPOSAL #2.11: Election of Kenneth Williamson as a          ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #2.12: Election of Ilya Yampolskiy as a                ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #2.13: Election of Vadim Zhivov as a                     ISSUER            YES             FOR                  FOR

Director of the Corporation for the ensuing year

PROPOSAL #3: Appointment of Deloitte & Touche LLP,            ISSUER            YES             FOR                  FOR

Chartered Accountants as the Auditors of the

Corporation for the ensuing year, and to authorize

the Directors to fix their remuneration

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  USG PEOPLE NV

  TICKER:                  N/A                 CUSIP:   N9040V117

  MEETING DATE:      3/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER             NO              N/A                  N/A

PROPOSAL #2.A: Announcement of 2 vacancies on the              ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #2.B: Opportunity for the EGM of                            ISSUER             NO              N/A                  N/A

shareholders to make recommendations for the re-

appointment of 2 Members of the Supervisory Board

PROPOSAL #2.C: Notification by the Supervisory Board         ISSUER             NO              N/A                  N/A

regarding the persons nominated for re-appointment

PROPOSAL #3: Appointment of Mr. Prof. Dr. C.P.                   ISSUER            YES             FOR                  FOR

Veerman as Chairman of the Supervisory

PROPOSAL #4: Re-appoint Mr. A.D. Mulder as a Member          ISSUER            YES             FOR                  FOR

of the Supervisory Board

PROPOSAL #5: Announcement of the appointment as Chief        ISSUER             NO              N/A                  N/A

 Executive Officer of USG People N.V. of Mr. H.M.P.

van Campenhout by the Supervisory Board for the

period of four years

PROPOSAL #6: Approve the compensation of the                       ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #7: Approve the compensation of Mr. H.M.P.          ISSUER            YES         AGAINST           AGAINST

Van Campenhout

PROPOSAL #8: Any other business                                              ISSUER             NO              N/A                  N/A

PROPOSAL #9: Closure                                                                 ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  USG PEOPLE NV

  TICKER:                  N/A                 CUSIP:   N9040V117

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER             NO              N/A                  N/A

PROPOSAL #2: Report of the Executive Board for the            ISSUER             NO              N/A                  N/A

financial year 2009

PROPOSAL #3: Adopt the annual accounts for 2009                  ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appropriation of profit for 2009                      ISSUER             NO              N/A                  N/A

PROPOSAL #5: Approve the executive Boards management         ISSUER            YES             FOR                  FOR

and discharge from liability of the members of the

executive Board

PROPOSAL #6: Approve the supervisory Boards                        ISSUER            YES             FOR                  FOR

supervision and discharge from liability of the

members of the supervisory Board

PROPOSAL #7: Appointment of the Auditor                                ISSUER            YES             FOR                  FOR

PROPOSAL #8.A: Approve the designation of the                     ISSUER            YES             FOR                  FOR

executive Board as the body authorized to issue of

ordinary shares

PROPOSAL #8.B: Approve the designation of the                     ISSUER            YES             FOR                  FOR

executive Board as the body authorized to limit or

exclude the pre-emption right

PROPOSAL #9: Authorize the executive Board to                     ISSUER            YES             FOR                  FOR

purchase shares of USG people N.V

PROPOSAL #10: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #11: Closure                                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  USHA MARTIN LTD

  TICKER:                  N/A                 CUSIP:   Y9315Y174

  MEETING DATE:      7/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the profit and loss          ISSUER            YES             FOR                  FOR

account of the Company for the YE 31 MAR 2009 and the

 balance sheet as at that date, together with the

Directors' and the Auditors' reports

PROPOSAL #2.: Declare a dividend on the equity shares        ISSUER            YES             FOR                  FOR

 for the YE 31 MAR 2009

PROPOSAL #3.: Re-appoint Mr. Suresh Neotia as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Ashok Basu as a                       ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Appoint, pursuant to the provision of          ISSUER            YES             FOR                  FOR

Section 224 of the Companies Act, 1956, Messrs. Price

 Waterhouse, Chartered Accountants, as the Auditors

of the Company to hold office from the conclusion of

this AGM until the conclusion of the next AGM of the

Company at a remuneration to be decided mutually

between the Board of Directors and the Auditors, plus

 reimbursement of out of pocket expenses

PROPOSAL #6.: Appoint Mr. Salil Singhal as a Director        ISSUER            YES             FOR                  FOR

 of the Company, liable to retire by rotation

PROPOSAL #S.7: Approve that, pursuant to the                       ISSUER            YES             FOR                  FOR

provisions of Section 314(1) of the Companies Act,

1956 consent of the Company be accorded to Ms. Nidhi

Rajgarhia, a relative of Mr. B.K. Jhawar, Chairman of

 the Company, for holding and continuing to hold an

office and place of profit under the Company as a

Retainer on the terms and conditions as specified in

the letter of appointment issued by the Company to

Ms. Nidhi Rajgarhia [as specified]

PROPOSAL #S.8: Approve, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Section 309 read with Section 198 and other

applicable provisions, if any, of the Companies Act,

1956 and subject to approval of the Central

Government and such other consents approvals and

permissions as may be necessary: a) Mr. Prashant

Jhawar, Vice Chairman and Non-Executive Director of

the Company be paid a remuneration by way of

commission at 1.5% of the net profits of the Company

computed in the manner prescribed in Sections 198(1)

read with Section 349 and 350 of the Companies Act,

1956, for each of the 5 financial year commencing

from 01 APR 2008; and b) besides the remuneration

payable to Mr. Prashant Jhawar as aforesaid, all

other Non Executive Directors of the Company be paid

remuneration by way of commission, together

aggregating upto 1% of the net profits of the Company

 computed in the manner prescribed in Section 198(1)

read with Section 349 and 350 of the Companies Act,

1956, for each of the 5 financial years commencing

from 01 APR 2008 and the commission so payable be

divided and distributed amongst such other Non

Executive Directors [excepting Mr. Prashant Jhawar]

in such proportion and manner as may be determined by

 the Board of Directors from time to time; the

aforesaid commission shall be exclusive of the fees

payable to the Non Executive Directors for attending

the meeting of the Board of Directors and/or any

Committee of Board of Directors; in respect of

Directors who are not persons resident in India as

per the provisions of the Foreign Exchange Management

 Act, 1999, payment of aforesaid commission shall be

made subject to the applicable provisions of the

Foreign Exchange Management Act, 1999 and the rules

and regulations framed there under from time to time

and compliance of the conditions imposed by the

Government while granting its approval and

fulfillment of the requisite formalities connected

therewith, if any; the Special Resolution passed by

the shareholders in this regard of the AGM of the

Company held on 25 JUL 2007 shall stand modified to

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  USHA MARTIN LTD

  TICKER:                  N/A                 CUSIP:   Y9315Y174

  MEETING DATE:      12/7/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board, pursuant to the          ISSUER            YES         AGAINST           AGAINST

provisions of Section 81(1A) and other applicable

provisions, if any, of the Companies Act, 1956, the

provisions of Securities and Exchange Board of India

(Issue of Capital and Disclosure Requirements)

Regulations, 2009 [the SEBI ICDR Regulations], the

provisions of the Foreign Exchange Management Act,

1999, and rules and regulations made thereunder,

including the Foreign Exchange Management [Transfer

and Issue of Securities by a person Resident outside

India] Regulation, 2000, if applicable, the

provisions of Issue of Foreign Currency Convertible

Bonds and Ordinary Shares [through Depository Receipt

 Mechanism] Scheme, 1993 and subject to any other

applicable law or laws, rules and regulations

[including any amendment thereto or re-enactment

thereof for the time being in force] and subject to

enabling provisions in the Memorandum and Articles of

 Association of the Company and Listing Agreements

entered into by the Company with the Stock Exchanges,

 where the shares of the Company are listed and

subject to any approval, consent, permission and/or

sanction of the Government of India, Reserve Bank of

India, Stock Exchanges, Registrar of Companies,

Securities and Exchange Board of India and /or any

other competent authorities, institutions or bodies,

within or outside India, and subject to such

conditions and modifications as may be prescribed by

any of them while granting such approvals,

permissions, consents and sanctions and which may be

agreed by the Board of Directors [hereinafter

referred to as Board which term shall include any

committee thereof, whether constituted or to be

constituted by the Board of Directors to exercise

its' powers including the powers conferred by this

Resolution], to create, offer, issue and allot in one

 or more tranch(es), in the course of domestic and/or

 international offerings with or without an over

allotment/ green shoe issue option, in one or more

foreign markets or domestic markets, to domestic

institutions, foreign institutions, non-resident

Indians, Indian public, companies, corporate bodies,

mutual funds, banks, insurance companies, pension

funds, individuals, qualified institutional buyers or

 other persons or entities, whether shareholders of

the Company or not, through public issue and/or other

 kind of issue or through a combination of the

foregoing as may be permitted under applicable law

from time to time, with or without an over allotment/

 green shoe option, equity share, secured or

unsecured debentures, bonds or eligible securities

under Chapter VIII of SEBI [ICDR] Regulations any

other securities whether convertible into equity

share or not, including, but not limited to, Equity

Shares, Foreign Currency Convertible Bonds (FCCBs),

Optionally Convertible Debentures [OCD], Bonds with

share warrants attached, Global Depository Receipts

[GDRs], American Depository Receipts [ADRs] or any

other equity related instrument of the Company or a

combination of the foregoing including but not

PROPOSAL #S.2: Approve that pursuant to Sections 78,         ISSUER            YES             FOR                  FOR

100 and other applicable provisions, if any, of the

Companies Act, 1956 and Article 64 of the Articles of

 Association of the Company and subject to

confirmation by the Honorable High Court at Calcutta,

 the credit balance in the Securities Premium account

 of the Company be utilized to the extent of INR 200

Crores for meeting 'deferred tax liability' arising

in terms of Accounting Standard 22, i.e. 'Accounting

for Taxes on Income', issued by the Institute of

Chartered Accountants of India; authorize the Board

of Directors of the Company [hereinafter referred to

as 'the Board' which term shall be deemed to include

any Committee or any person which the Board may

nominate/constitute to exercise its powers, including

 the powers conferred by this resolution] to

determine the amounts to be utilized in the

respective financial years within the limit specified

 in the above resolution and to do all such other

acts, deeds, matters and things as it may, in its

absolute discretion, deem necessary, expedient, usual

 or proper for the purpose of giving effect to the

above resolution or settling any question or removing

 any difficulty that may arise with regard thereto,

including passing such accounting entries and/or

making such other adjustments in the books of

accounts as are considered necessary to give effect

to this resolution and carrying out such

modifications/directions as may be ordered by the

Honorable High Court at Calcutta to implement this

PROPOSAL #3.: Approve that in supersession of the              ISSUER            YES         AGAINST           AGAINST

Resolution passed by the Company at its EGM held on

07DEC, 2007, limiting the borrowing power of the

Board of Directors of the Company up to INR 2500

crores, pursuant to Section 293(1)(d) of the-

Companies Act, 1956, to the Board of Directors of the

 Company to borrow from time to time, for the

purposes of the Company's business any sum or sums of

 money, which together with the monies already

borrowed by the Company [apart from temporary loans

obtained from the Company's bankers in the ordinary

course of business] may exceed the aggregate of the

paid up capital of the Company and its free reserves,

 that is to say, reserves not set apart for any

specific purpose, provided that the aggregate of the

monies borrowed and to be so borrowed and outstanding

 at any one time shall not exceed INR 3500 crores

PROPOSAL #4.: Authorize to the Board of Directors of         ISSUER            YES         AGAINST           AGAINST

the Company [hereinafter referred to as Board, which

shall be deemed to include any committee which the

Board may constitute to exercise its powers], in

supersession of the Resolution passed by the Company

at its EGM held on 07 DEC, 2007, limiting the power

of the Board of Directors of the Company to

mortgage/charge its undertaking(s) up to INR 2500,

pursuant to Section 293(1)(a) of the Companies Act,

1956, for mortgaging, charging and/or leasing out

from time to time, in such form and on such terms and

 conditions as it may think fit, the whole or

substantially the whole of the undertaking of the

Company or any one or more of them, including

financial institution, bank, insurance company,

mutual fund, authority or any other persons'

whatsoever for securing any loans and/or advances or

financial accommodation granted or to be granted or

debentures raised or any obligation incurred or to be

 incurred towards such financial institution, bank,

insurance company, mutual fund, authority or any

other person or persons, as the case may be, together

 with interest thereon at the agreed rates, compound

interest, additional interest, liquidated damages,

commitment charges, premium on prepayment or on

redemption, costs, charges, expenses and any other

monies payable in connection therewith within the

overall limit of INR 3500 crores; and authorize the

Board, to finalize with any or all concerned parties

aforesaid, the documents for creating the mortgage

and/or charge as aforesaid and to do all such acts,

deeds and things including execution of any documents

 as may be necessary or expedient for giving effect

to the Resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  USI CORP

  TICKER:                  N/A                 CUSIP:   Y9316H105

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2009 business operations        ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: To report the 2009 audited reports               ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: To report the revision to the rules of        ISSUER             NO              N/A                  N/A

 Board meeting

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.8 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings proposed stock dividend:120

for 1,000 shares held

PROPOSAL #B.4: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

asset acquisition or disposal

PROPOSAL #B.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.7: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.8: Other issues                                                     ISSUER            YES         AGAINST           AGAINST

PROPOSAL #B.9: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  UTS ENERGY CORP

  TICKER:                  N/A                 CUSIP:   903396109

  MEETING DATE:      5/13/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #0: Receive the consolidated financial                 ISSUER             NO              N/A                  N/A

statements of the Company for the YE 31 DEC 2009

together with the report of the Auditors thereon

PROPOSAL #1: Election of Bonnie D. DuPont, Bruce C.          ISSUER            YES         AGAINST           AGAINST

Galloway, Donald R.Ingram, Douglas H. Mitchell,

William J. F. Roach, Glen D. Roane, Dennis A. Sharp

and John D. Watson as the Directors for the ensuing

year

PROPOSAL #2: Appointment of KPMG LLP, Chartered                 ISSUER            YES             FOR                  FOR

Accountants, as the Auditors of the Company at such

remuneration as may be approved by the Board of

Directors of the Company and authorize the Board of

Directors of the Company to fix such remuneration

PROPOSAL #3: Ratify and approve the certain                        ISSUER            YES         AGAINST           AGAINST

amendments to the Option Surrender Plan of the

Company as specified

PROPOSAL #4: Ratify and approve the certain                        ISSUER            YES         AGAINST           AGAINST

amendments to the Share Appreciation Rights Plan of

the Company as specified

PROPOSAL #5: Transact such other business                             ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VACON OYJ

  TICKER:                  N/A                 CUSIP:   X9582Y106

  MEETING DATE:      3/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Calling the meeting to order                             ISSUER             NO              N/A                  N/A

PROPOSAL #3: Election of persons to scrutinize the            ISSUER             NO              N/A                  N/A

minutes and to supervise the counting

PROPOSAL #4: Recording the legality of the meeting             ISSUER             NO              N/A                  N/A

PROPOSAL #5: Recording the attendance at the meeting         ISSUER             NO              N/A                  N/A

and adoption of the list of votes

PROPOSAL #6: Presentation of the annual accounts, the        ISSUER             NO              N/A                  N/A

 report of the Board of Directors and the Auditor's

report for the year 2009

PROPOSAL #7: Adopt the accounts                                              ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve to pay a dividend of EUR 0.70            ISSUER            YES             FOR                  FOR

per share

PROPOSAL #9: Grant discharge from liability                         ISSUER            YES             FOR                  FOR

PROPOSAL #10: Approve the remuneration of the Board          ISSUER            YES             FOR                  FOR

Members

PROPOSAL #11: Approve the number of Board Members               ISSUER            YES             FOR                  FOR

PROPOSAL #12: Re-elect P. Ahlqvist, J. Eklund, J.              ISSUER            YES             FOR                  FOR

Inborr, M Vehvilainen, R. Viitala and election of J.

Kytola and P. Routila as the Board Members

PROPOSAL #13: Approve the remuneration of the Auditor        ISSUER            YES             FOR                  FOR

PROPOSAL #14: Election of KPMG OY AB as the Auditor           ISSUER            YES             FOR                  FOR

PROPOSAL #15: Amend the Articles of Association                  ISSUER            YES             FOR                  FOR

PROPOSAL #16: Authorize the Board to decide on                   ISSUER            YES             FOR                  FOR

repurchase of  the Company's own shares

PROPOSAL #17: Approve the donation for philanthropic         ISSUER            YES         ABSTAIN           AGAINST

purposes

PROPOSAL #18: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VALEO SA, PARIS

  TICKER:                  N/A                 CUSIP:   F96221126

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Parent Company's financial        ISSUER            YES             FOR                  FOR

 statements for the 2009 FY

PROPOSAL #O.2: Approve the consolidated financial              ISSUER            YES             FOR                  FOR

statements for the 2009 FY

PROPOSAL #O.3: Approve the co-opting of Mr. Michel de        ISSUER            YES             FOR                  FOR

 Fabiani as a Director

PROPOSAL #O.4: Appointment of Mr. Jerome Contamine as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #O.5: Appointment of Mr. Daniel Camus as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #O.6: Appointment of Ms. Noelle Lenoir as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #O.7: Appointment of Ernst & Young et Autres        ISSUER            YES             FOR                  FOR

 as the Statutory Auditor

PROPOSAL #O.8: Appointment of Mazars as the Statutory        ISSUER            YES             FOR                  FOR

 Auditor

PROPOSAL #O.9: Appointment of Auditex as the                       ISSUER            YES             FOR                  FOR

Substitute Statutory Auditor for Ernst & Young et

Autres;

PROPOSAL #O.10: Appointment of Mr. Philippe Castagnac        ISSUER            YES             FOR                  FOR

 as the Substitute Statutory Auditor for Mazars

PROPOSAL #O.11: Approve the agreements including                ISSUER            YES             FOR                  FOR

undertakings made for the benefit of Mr. Jacques

Aschenbroich in accordance with the provisions of

Article L. 225-42-1 of the French Commercial Code

PROPOSAL #O.12: Approve the agreements and                          ISSUER            YES             FOR                  FOR

undertakings governed by the provisions of Articles

L. 225-38 et seq. of the French Commercial Code

PROPOSAL #O.13: Approve the allocation of earnings            ISSUER            YES             FOR                  FOR

for the FY

PROPOSAL #O.14: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

carry out transactions in shares issued by the Company

PROPOSAL #E.15: Authorize the Board of Directors of          ISSUER            YES             FOR                  FOR

authority to grant stock options

PROPOSAL #E.16: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

grant free shares, either existing or to be issued,

to all or some of the Group's salaried employees and

Executive Directors

PROPOSAL #E.17: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

decide on a capital increase, through the issuance of

 shares or share equivalents reserved for members of

Company Savings Plans, with waiver of preferential

subscription rights in favor of such members

PROPOSAL #E.18: Approve the delegation of powers to          ISSUER            YES             FOR                  FOR

carry out corporate formalities

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VALIANT HOLDING AG, LUZERN

  TICKER:                  N/A                 CUSIP:   H90203128

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, annual                   ISSUER            YES             FOR                  FOR

financial statements and the consolidated annual

financial statements, report of the Independent

Financial Auditor

PROPOSAL #2: Grant discharge to the Members of the            ISSUER            YES             FOR                  FOR

Supervisory Board and Company Management

PROPOSAL #3: Approve the appropriation of net profit         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the capital decrease and                     ISSUER            YES             FOR                  FOR

extinction of shares from the Share Repurchase

Programme 2009/statutory amendments

PROPOSAL #5.1: Approve the statutory amendments:                ISSUER            YES             FOR                  FOR

implementation of Swiss Intermediary-held Securities

Act (Bucheffektengesetz, BEG)

PROPOSAL #5.2: Approve the statutory amendments:                ISSUER            YES             FOR                  FOR

introduction of electronics voting and elections,

amendment to Paragraph 16

PROPOSAL #6: Election of Independent Financial                   ISSUER            YES             FOR                  FOR

Auditor: KPMG Ag

PROPOSAL #7: Miscellaneous                                                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VALOR CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J94511102

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

PROPOSAL #3: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VALORA HOLDING AG, BERN

  TICKER:                  N/A                 CUSIP:   H53670198

  MEETING DATE:      4/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Approve the annual report, the                     ISSUER            YES             FOR                  FOR

financial statements of Valora Holding AG and the

consolidated financial statements of the Valora Group

PROPOSAL #1.2: Approve the remuneration report                    ISSUER            YES             FOR                  FOR

PROPOSAL #2: Grant discharge to the Member of the              ISSUER            YES             FOR                  FOR

Board of Directors and of Group Executive Management

from their responsibility of the conduct of business

PROPOSAL #3: Approve that the profit of Valora                   ISSUER            YES             FOR                  FOR

Holding AG available for distribution be appropriated

 as follows: net profit for 2009: CHF 29,076,270;

balance brought forward: CHF 43,128,193; profit

available for distribution by the AGM: CHF

72,204,463; payment of a dividend of CHF 10.00 per

share: 28,000,000; and balance to be carried forward:

PROPOSAL #4.1: Approve the removal of the limitation         ISSUER            YES             FOR                  FOR

on voting rights for individual shareholders set out

in the Articles of Incorporation

PROPOSAL #4.2: Approve that the Articles of                        ISSUER            YES             FOR                  FOR

Incorporation be modified to reflect the provisions

of the new Swiss Federal Law on the Deposit and

Transfer of Book-entry Securities (in German,

Bucheffektengesetz), which came into effect on 01 JAN

 2010, and a system of deferred printing of

securities to be adopted: by the deletion of the

existing Article 4, Paragraph 1, Section a and that

Article 4 shall read as specified; and the current

Article 5 of the Articles of Incorporation be

replaced in its entirety by the specified new version

PROPOSAL #5.1: Re-elect Rolando Benedick as a Member         ISSUER            YES             FOR                  FOR

of the Board of Directors

PROPOSAL #5.2: Re-elect Markus Fiechter as a Member          ISSUER            YES             FOR                  FOR

of the Board of Directors

PROPOSAL #5.3: Re-elect Franz Julen as a Member of            ISSUER            YES             FOR                  FOR

the Board of Directors

PROPOSAL #5.4: Re-elect Conrad Loeffel as a Member of        ISSUER            YES             FOR                  FOR

 the Board of Directors

PROPOSAL #5.5: Re-elect Bernhard Heusler as a Member         ISSUER            YES             FOR                  FOR

of the Board of Directors

PROPOSAL #6: Election of Ernst & Young AG to serve as        ISSUER            YES             FOR                  FOR

 Statutory and Group Auditors for the 2010 FY

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VAN DE VELDE NV, SCHELLEBELLE

  TICKER:                  N/A                 CUSIP:   B9661T113

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Reading, discussion and clarification of        ISSUER             NO              N/A                  N/A

 the consolidated annual financial statements and of

the consolidated annual report for the FY 2009

PROPOSAL #2: Cognisance of the statutory and                       ISSUER             NO              N/A                  N/A

consolidated audit report of the statutory auditor

for the FY 2009

PROPOSAL #3: Approve the statutory annual financial          ISSUER             NO              N/A                  N/A

statements and the statutory annual report for the

FYE on 31 DEC 2009

PROPOSAL #4: Approve the proposed profit distribution        ISSUER             NO              N/A                  N/A

 including dividend payment for the FYE on 31 DEC 2009

PROPOSAL #5.1: Grant discharge to the Directors                  ISSUER             NO              N/A                  N/A

PROPOSAL #5.2: Grant discharge to the Auditor                      ISSUER             NO              N/A                  N/A

PROPOSAL #6.1: Approve to renew the mandate of EBVBA         ISSUER             NO              N/A                  N/A

4 F as an Executive Director, for a period of 6 years

PROPOSAL #6.2: Approve to renew the mandate of the            ISSUER             NO              N/A                  N/A

Management EN Advice Office Marchofman V.O.F. for a

period of 6 years

PROPOSAL #6.3: Approve to renew the mandate of BVBA          ISSUER             NO              N/A                  N/A

Benoit Graulich as an Independent Director, for a

period of 6 years

PROPOSAL #7: Approve to renew the mandate of the                ISSUER             NO              N/A                  N/A

Auditor, Ernst and Young Companies Auditor BVC, for a

 period of 3 years

PROPOSAL #8: Approve the Option Plan for the members         ISSUER             NO              N/A                  N/A

of the Executive Management

PROPOSAL #9: Miscellaneous                                                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VANTEC CORPORATION

  TICKER:                  N/A                 CUSIP:   J9451R105

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2.4: Appoint a Corporate Auditor                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VASTNED OFFICES/INDUSTRIAL NV

  TICKER:                  N/A                 CUSIP:   N9411C102

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening and announcements                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Minutes of the general meeting of                 ISSUER             NO              N/A                  N/A

shareholders of 07 APR 2009 and 15 MAY 2009

PROPOSAL #3.: Discussion of the report of the Board          ISSUER             NO              N/A                  N/A

of Management on the 2009 financial year De heer R.A.

 Mr R.A. van Gerrevink, CEO, will give his view on

the major events of 2009 on behalf of the Board of

Management. Mr T.M. de Witte, CFO, will comment on

the financial statements for 2009.

PROPOSAL #4.: Adoption of the financial statements            ISSUER            YES             FOR                  FOR

for the 2009 financial year

PROPOSAL #5.: Explanation of dividend and reservation        ISSUER             NO              N/A                  N/A

 policy in the context of the existing dividend

policy, the direct investment result is distributed

in full from the freely distributable reserves. A

portion approaching the fiscal result must be

distributed in cash, less 15% withholding tax, and

the remainder will be distributed as optional

dividend, to be paid out in cash less 15% withholding

 tax, or in shares, tax-free, and charged to the

PROPOSAL #6.: Declaration of (final) dividend for the        ISSUER            YES             FOR                  FOR

 2009 financial year It is proposed to declare a

dividend for 2009 of euro 4.03, charged to the freely

 distributable reserves, and to pay out a final

dividend, after deduction of the interim dividend of

euro 1.25, of euro 2.78, of which: - euro 2.78 in

cash less 15% withholding tax, or - euro 1.10 in cash

 less 15% withholding tax, plus a percentage in

shares yet to be determined, depending on the share

price, but approaching a cash equivalent of euro

1.68, charged to the share premium reserve, without

deduction of withholding tax.

PROPOSAL #7.: Corporate governance. The chairman of          ISSUER             NO              N/A                  N/A

the Supervisory Board will comment on VastNed Retails

 corporate governance structure and compliance with

the Dutch corporate governance code.

PROPOSAL #8.: IT IS PROPOSED TO CHANGE THE ARTICLES          ISSUER            YES             FOR                  FOR

OF ASSOCIATION IN RESPECT OF THE FOLLOWING SUBJECTS:

ADJUSTMENTS DUETO CHANGED NATIONAL LAW AND EUROPEAN

DIRECTIVES.

PROPOSAL #9: Explanation of the remuneration report           ISSUER             NO              N/A                  N/A

PROPOSAL #10: Adopt the remuneration of the Members          ISSUER            YES             FOR                  FOR

of the Board of Management

PROPOSAL #11: Grant discharge to the Members of the          ISSUER            YES             FOR                  FOR

Board of Management in respect of their management

during the 2009 FY

PROPOSAL #12: Grant discharge to the Members of the          ISSUER            YES             FOR                  FOR

Supervisory Board in respect of their supervision of

the management conducted by the Board of Management

during the 2009 FY

PROPOSAL #13: Re-appoint the Members of the                        ISSUER            YES             FOR                  FOR

Supervisory Board the meeting of holders of priority

shares has drawn up the following binding nomination:

 1. Mr. H. Porte MBA, 2. Mr. B.A.G. van Nievelt, and

re-elect the meeting of holders of priority shares

has drawn up the following binding nomination: 1. Mr.

 W.M. Steenstra Toussaint 2. Mr B.A.G. van Nievelt

PROPOSAL #14: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #15: Close                                                                   ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VASTNED RETAIL NV

  TICKER:                  N/A                 CUSIP:   N91784103

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening and announcements                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Approve the minutes of the general                ISSUER            YES         ABSTAIN           AGAINST

meeting of shareholders of 07 APR 2009

PROPOSAL #3.: Approve the minutes of the EGM of                 ISSUER            YES         ABSTAIN           AGAINST

shareholders of 15 MAY 2009

PROPOSAL #4.: Approve the discussion of the report of        ISSUER            YES         ABSTAIN           AGAINST

 the Board of Management on the FY 2009

PROPOSAL #5.: Approve the annual accounts on the FY          ISSUER            YES         ABSTAIN           AGAINST

2009

PROPOSAL #6.: Approve the explanation of dividend and        ISSUER            YES         ABSTAIN           AGAINST

 reservation policy in the context of the existing

dividend policy, the direct investment result is

distributed in full from the freely distributable

reserves; a portion approaching the fiscal result

must be distributed in cash, less 15% withholding

tax, and the remainder will be distributed as

optional dividend, to be paid out in cash less 15%

withholding tax, or in shares, tax-free, and charged

to the share premium reserve

PROPOSAL #7.: Declare final dividend for the 2009 FY         ISSUER            YES         ABSTAIN           AGAINST

it is proposed to declare a dividend for 2009 of EUR

4.03, charged to the freely distributable reserves,

and to pay out a final dividend, after deduction of

the interim dividend of EUR1.25, of EUR 2.78, of

which EUR 2.78 in cash less 15% withholding tax, or

EUR 1.10 in cash less 15% withholding tax, plus a

percentage in shares yet to be determined, depending

on the share price, but approaching a cash equivalent

 of EUR 1.68, charged to the share premium reserve,

without deduction of withholding tax. the share will

trade ex dividend as of 23 APR 2010  the option

period runs from 23 APR 2010 through 03 MAY 2010; the

 stock ratio will be determined based on the average

closing prices during the option period; a choice for

 shares must be made before 03 MAY 2010; after that

date, the optional dividend can only be paid out in

cash. the stock ratio will be disclosed on 03 MAY

PROPOSAL #8.: Approve the corporate governance the            ISSUER            YES         ABSTAIN           AGAINST

Chairman of the Supervisory Board will comment on

vastned retail's corporate governance structure and

compliance with the Dutch corporate governance code

PROPOSAL #9.: Receive the remuneration report the              ISSUER            YES         ABSTAIN           AGAINST

remuneration report is appended to this agenda and

included in the 2009 annual report that addresses the

 remuneration system for the members of the board of

management of vastned management; this Company is the

 sole Director of Vastned Retail N.V.

PROPOSAL #10.: Grant discharge the members of the              ISSUER            YES         ABSTAIN           AGAINST

Board of Management in respect of their Management

during the 2009 FY

PROPOSAL #11.: Grant discharge of the members of the         ISSUER            YES         ABSTAIN           AGAINST

supervisory board in respect of their supervision of

the management conducted by the board of management

during the 2009 FY; it is proposed to discharge of

the members of the supervisory Board in respect of

their supervision of the management conducted by the

board of management during the 2009 FY

PROPOSAL #12.1: Reappointment of Mr. W.J. Kolff as a         ISSUER            YES         ABSTAIN           AGAINST

Member of the Supervisory Board (including

information pursuant to Book 2, Section 142 (3) of

the Dutch Civil Code)

PROPOSAL #12.2: Reappointment of Mr. B.A.G. Van                 ISSUER            YES         ABSTAIN           AGAINST

Nievelt  as a Member of the Supervisory Board

(including information pursuant to Book 2, Section

142 (3) of the Dutch Civil Code)

PROPOSAL #12.3: Approve against the binding nomination      ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #13.: Any other business                                           ISSUER             NO              N/A                  N/A

PROPOSAL #14.: Closing                                                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VEIDEKKE ASA, OSLO

  TICKER:                  N/A                 CUSIP:   R9590N107

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the AGM                                              ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of Chairperson and two persons         ISSUER            YES             FOR                  FOR

to co-sign the protocol

PROPOSAL #3: Approve the notice of the agenda                      ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the information about the Company      ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the information on Board's work,        ISSUER            YES             FOR                  FOR

 work of the Compensation Committee, Property

Committee, Audit Committee and the work of the Auditor

PROPOSAL #6: Open for questions                                              ISSUER            YES             FOR                  FOR

PROPOSAL #7: Adopt the annual accounts and the report        ISSUER            YES             FOR                  FOR

 for 2009 for Veidekke ASA and the Group

PROPOSAL #8: Approve the Board of Directors statement        ISSUER            YES             FOR                  FOR

 on remuneration to Senior Executives, as laid down

in Section 6-16 A of the Public Limited Companies Act

PROPOSAL #9: Approve the employment of the profit for        ISSUER            YES             FOR                  FOR

 2009 for Veidekke ASA, including the distribution of

 dividend

PROPOSAL #10: Approve to determine the Auditors'                ISSUER            YES             FOR                  FOR

remuneration

PROPOSAL #11: Election and approve the remuneration          ISSUER            YES             FOR                  FOR

of Members of the Nomination Committee

PROPOSAL #12: Approve to determine the Board of                 ISSUER            YES             FOR                  FOR

Directors fees

PROPOSAL #13: Election of the Board of Directors                ISSUER            YES             FOR                  FOR

PROPOSAL #14: Amend to change the Articles of                     ISSUER            YES             FOR                  FOR

Association

PROPOSAL #15: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

effect increases in capital

PROPOSAL #16: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

undertake purchases of own shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VERWALTUNGS- UND PRIVAT-BANK AG, VADUZ

  TICKER:                  N/A                 CUSIP:   H91164162

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve  the financial  statements and          ISSUER            YES             FOR                  FOR

annual reports

PROPOSAL #2: Approve to appropriate of available               ISSUER            YES             FOR                  FOR

profits

PROPOSAL #3: Grant  discharge of Board of Directors          ISSUER            YES             FOR                  FOR

members as well as the Auditors

PROPOSAL #4.1: Re-elect the Board of Directors                    ISSUER            YES             FOR                  FOR

PROPOSAL #4.1.1: Re-elect Roland Feger   as Board of         ISSUER            YES             FOR                  FOR

 Directors

PROPOSAL #4.1.2: Re-elect Markus T. Hilti   as Board         ISSUER            YES             FOR                  FOR

of  Directors

PROPOSAL #4.1.3: Re-elect Dr. Guido Meier   as Board         ISSUER            YES             FOR                  FOR

of  Directors

PROPOSAL #4.2: Election of group Auditors and                    ISSUER            YES             FOR                  FOR

statutory Auditors

PROPOSAL #5: Miscellaneous                                                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VETROPACK HOLDING SA, SAINT-PREX

  TICKER:                  N/A                 CUSIP:   H91266173

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Management report, of annual        ISSUER            YES             FOR                  FOR

 accounts and accounts of Group 2009

PROPOSAL #2: Grant discharge to responsible                        ISSUER            YES             FOR                  FOR

authorities for the FY 2009

PROPOSAL #3: Approve the specified distribution of            ISSUER            YES             FOR                  FOR

earnings

PROPOSAL #4: Re-elect the Auditor: the Company Ernst         ISSUER            YES             FOR                  FOR

& Young S.A in Zurich

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VICAT-CIMENTS VICAT SA, PARIS LA DEFENSE

  TICKER:                  N/A                 CUSIP:   F18060107

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #E.1: Amend the Article 13 of the Articles          ISSUER            YES             FOR                  FOR

of Association

PROPOSAL #O.2: Approve the annual accounts and                   ISSUER            YES             FOR                  FOR

operations for the year ending 31 DEC 2009

PROPOSAL #O.3: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #O.4: Approve the allocation of the result          ISSUER            YES             FOR                  FOR

and setting of the dividend

PROPOSAL #O.5: Approve the regulated agreements                  ISSUER            YES             FOR                  FOR

PROPOSAL #O.6: Authorize the Board of Directors, to          ISSUER            YES             FOR                  FOR

buy, keep and transfer Company shares and approve the

 Share Buyback Programme

PROPOSAL #O.7: Approve to renew the appointment of M.        ISSUER            YES         AGAINST           AGAINST

 Jacques Merceron-vicat as a Director for a 6-year

period

PROPOSAL #O.8: Appointment of M. Xavier Chalandon as         ISSUER            YES         AGAINST           AGAINST

a Director for a 6-year period

PROPOSAL #O.9: Authorize the Company to issue senior         ISSUER            YES             FOR                  FOR

debt securities, of an amount comprised between EUR

300,000,000.00 and EUR 600,000,000.00, with a unit

par value of EUR 50,000.00; and authorize the Board

of Directors to take all necessary measures and

accomplish all necessary formalities

PROPOSAL #O.10: Powers                                                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VICTREX PLC, THORNTON CLEVELEYS LANCASHIRE

  TICKER:                  N/A                 CUSIP:   G9358Y107

  MEETING DATE:      2/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report on Directors'                     ISSUER            YES             FOR                  FOR

remuneration for the YE 30 SEP 2009

PROPOSAL #2: Receive the Company's annual report and         ISSUER            YES             FOR                  FOR

accounts for the YE 30 SEP 2009, together with the

reports of the Directors and the Auditor

PROPOSAL #3: Approve the payment of a final dividend         ISSUER            YES             FOR                  FOR

of 14.0p per share on the Company's ordinary shares

of 1p in respect of the YE 30 SEP 2009

PROPOSAL #4: Re-elect Ms. A.M. Frew as a Director,            ISSUER            YES             FOR                  FOR

who retires by rotation

PROPOSAL #5: Re-elect Mr. D.R. Hummel as a Director,         ISSUER            YES         AGAINST           AGAINST

who retires by rotation

PROPOSAL #6: Re-elect Mr. M.W. Peacock as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation

PROPOSAL #7: Re-appoint KPMG Audit Plc as the Auditor        ISSUER            YES             FOR                  FOR

 of the Company and authorize the Directors to

determine their remuneration

PROPOSAL #8: Authorize the Board to allot shares in          ISSUER            YES             FOR                  FOR

the Company and to grant rights to subscribe for or

convert any security into shares in the Company: a)

up to a nominal amount of GBP 277,321 and b) up to a

nominal amount of GBP 277,321 in connection with an

offer by way of a rights issue: i) to ordinary

shareholders in proportion  as nearly as may be

practicable  to their existing holdings and, ii) to

holders of other equity securities as required by the

 rights of those securities or as the Board otherwise

 considers necessary, and CONTD..

PROPOSAL #S.9: Authorize the Board, conditional upon         ISSUER            YES             FOR                  FOR

Resolution 8 being passed, to allot equity securities

  as specified in the Companies Act 2006  for cash

under the authority given by that resolution and/or

where the allotment is treated as an allotment of

equity securities under Section 560 2  b  of the

Companies Act 2006, free of the restriction in

Section 561 1  of the Companies Act 2006, such power

to be limited: a) to the allotment of equity

securities in connection with an offer or equity

securities  but in the case of the authority granted

under Paragraph  B  of Resolution 8, by way of a

rights issue only : i) to ordinary shareholders in

proportion  as nearly as may be practicable  to their

 holdings and, ii) to holders of other equity

securities, as required by the rights of those

securities or, as the Board otherwise considers

PROPOSAL #S.10: Authorize the Company, generally and         ISSUER            YES             FOR                  FOR

unconditionally to make one or more market purchases

 as specified in Section 693 4  of the Companies Act

2006 of its ordinary shares of 1p each in the capital

 of the Company  'Ordinary Shares' , such power to be

 limited: a) to a maximum number of 8,319,636

ordinary shares; b) by the condition that the maximum

 price, exclusive of expenses, which may be paid for

an ordinary share contracted to be purchased on any

day shall be the higher if  i  an amount equal to

105% of the average of the closing middle market

quotation for an ordinary shares  as derived from the

 London Stock Exchange Daily Official List  for the 5

 business days immediately preceding the day on which

 that ordinary shares is contracted to be purchased;

PROPOSAL #S.11: Amend the Articles of Association by         ISSUER            YES             FOR                  FOR

deleting all the provisions of the Company's

Memorandum of Association which, by virtue of Section

 28 Companies Act 2006, are to be treated as

provisions of the Company's Articles of Association

and the Articles of Association produced to the

meeting as specified be adopted as the Articles of

Association of the Company in substitution for, and

to the exclusion of, the existing Articles of

PROPOSAL #S.12: Approve that a general meeting other         ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 clear

days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VIDEOCON INDS LTD

  TICKER:                  N/A                 CUSIP:   Y9369T113

  MEETING DATE:      6/22/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors of            ISSUER            YES         AGAINST           AGAINST

the Company  hereinafter referred to as the Board

which term shall be deemed to include any

Committee(s) constituted / to be constituted by the

Board to exercise its powers including powers

conferred by this resolution, to the extent permitted

 by law , pursuant to the provisions of Section 81

(1A) and other applicable provisions, if any, of the

Companies Act, 1956, the Securities and Exchange

Board of India  issue of Capital and Disclosure

Requirements  regulations, 2009  hereinafter referred

 to as SEBI  ICDR  regulations , including any

amendment, modification, variation or re-enactment

thereof and the listing agreements entered into with

the stock exchanges on which the equity shares of the

 Company are listed, the Foreign Exchange Management

Act, 1999, the Foreign Exchange Management  Transfer

or Issue of Securities by a Person Resident outside

PROPOSAL #CONT: CONTD. regulations, 2000, the Foreign        ISSUER             NO              N/A                  N/A

 Exchange Management  Borrowing or Lending In Rupees

 regulations, 2000, including any amendment,

modification, variation or re-enactment thereof and

such other applicable rules, regulations, guidelines,

 notifications, circulars and clarifications Issued

Ito be issued thereon by the Government of India  GOI

  the Reserve Bank of India  RBI  the Securities and

Exchange Board of India  SEBI  and / or any other

regulatory I statutory authorities, from time to

time, to the extent applicable and subject to the

consents and approvals of any regulatory / statutory

authorities  hereinafter singly or collectively

referred to as the Appropriate Authorities  and in

accordance with the provisions of the Memorandum and

Articles of Association of the Company, CONTD.

PROPOSAL #CONT: CONTD. to offer, issue and allot                ISSUER             NO              N/A                  N/A

Equity Shares of the Company to Qualified

Institutional Buyers  QIB5  on a Qualified

Institutional Placement  QIP basis, pursuant to and

in accordance with the provisions of Chapter VIII of

the SERI  ICDR  Regulations; fox cash, at such price

or prices, in such manner and where required, in

consultation with the merchant banker(s) and / or

other advisor(s) or otherwise and on such terms and

conditions as the Board may, in its sole and absolute

 discretion, decide at the time of issue of the

Equity Shares, at such times and in one or more

trenches, up to an amount not exceeding INR 1,000

Crores; the relevant date for determining the pricing

 of the Equity Shares so issued or to CONTD.

PROPOSAL #CONT: CONTD. be issued shall be in                       ISSUER             NO              N/A                  N/A

accordance with the provisions of Chapter VIII of

SEBI  ICDR  regulations and shall be the date of the

meeting in which the Board decides to open the

proposed issue or such other date, if any, as may be

notified by SERI or the RBI or any Appropriate

Authority from time to time; the issue and allotment

of the Equity shares shag be made only to QIBs within

 the meaning of the SEBI  ICDR  regulations, such

Equity Share's shall be fully paid-up on its

allotment, which shall be completed within 12 months

from the date of passing of this resolution; the

Equity Shares to be issued and allotted or to be

issued or allotted shall rank pari- passu inter se

and with the then existing fully paid equity shares

of the Company, in all respects as of the date of

allotment of the Equity Shares; for the purpose CONTD.

PROPOSAL #CONT: CONTD. of giving effect to the above,        ISSUER             NO              N/A                  N/A

 authorize the Board, where required in consultation

with the merchant banker(s) and / or other

advisor(s), to determine the form, terms and timing

of the issue(s) / offering(s), including the

selection of QIBs to whom the Equity Shares are to be

 offered, issued and allotted, issue price, face

value or listing of the Equity Shares on the

concerned stock exchanges and matters related

thereto, as the Board may decide, in its sole and

absolute discretion, to finalize and approve the

preliminary as well as the trial placement document,

as may be required, for the proposed issue of the

Equity Shares and to further authorize any

Director(s) or officer(s) of the Company to sign the

above documents for and on behalf of the Company

together with the authority to amend, vary or modify

PROPOSAL #CONT: CONTD. as such authorized person(s)          ISSUER             NO              N/A                  N/A

may consider necessary, desirable or expedient and

for the purpose aforesaid, to give such declarations,

 affidavits, certificates, consents and/or

authorities as may, in the opinion of such authorized

 person(s), be required from time to time, and to

arrange for the submission of the preliminary and

final placement document, and any amendments and

supplements thereto, with any applicable government

and / or regulatory/statutory authorities,

institutions or bodies, as may be required; for the

purpose of giving effect to the above, to do all such

 acts, deeds, matters and things as it may, in its

sole and absolute discretion, deem necessary or

desirable, for such purpose, including but not

limited to entering into arrangements for appointment

 of agents such as merchant banker(s), custodian(s),

PROPOSAL #CONT: CONTD. stabilizing agent(s), and / or        ISSUER             NO              N/A                  N/A

 such other advisor(s), to issue any offer

document(s), including but not limited to placement

document, and to sign all agreements, deeds,

documents and writings and to pay any fees,

commissions, remuneration, expenses relating thereto

and with power to settle all questions, disputes,

difficulties or doubts that may arise in regard to

such issue(s) or allotment(s) as the Board may

decide, in its sole and absolute discretion,

including providing any and all clarifications that

may be required by the relevant regulator(s) or stock

 exchange(s) or other authorities and / or CONTD.

PROPOSAL #CONT: CONTD. making any modifications to            ISSUER             NO              N/A                  N/A

this Special Resolution for meeting the requirements

of any regulator(s) or any stock exchange(s) or other

 authorities, and to delegate all or any of the

powers herein conferred by this resolution on it, to

any Committee of Directors or any person or persons,

as it may in its absolute discretion deem fit in

order to give effect to this resolution

PROPOSAL #S.2: Authorize the Board, pursuant to the          ISSUER            YES         AGAINST           AGAINST

provisions of Section 81 (IA) and other applicable

provisions, if any, of the Companies Act, 1956

including any amendment thereto or re-enactment

thereof for the time being in force , the Foreign

Exchange Management Act, 1999, the Issue of Foreign

Currency Convertible Bonds and Ordinary Shares

Through Depository Receipt Mechanism Scheme, 1993,

the notifications issued by the Reserve Bank of India

  RBI  and other applicable laws, listing agreement

entered into by the Company with the stock exchanges

where the shares of the Company are listed, Articles

of Association and subject to all other statutory and

 regulatory approvals, consents, permissions and/or

sanctions of the Government of India, Reserve Bank of

 India, Securities and Exchange Board of India  SEBI

 and all other concerned authorities CONTD.

PROPOSAL #CONT: CONTD.  hereinafter singly or                     ISSUER             NO              N/A                  N/A

collectively referred to as the appropriate

Authorities  as may be required, and subject to such

terms, conditions and modifications as may be

prescribed by any of the Appropriate Authorities

while granting any such approval, consent, permission

 and/or sanction and agreed to by the Board of

Directors of the Company  the Board   which term

shall be deemed to include any Committee(s)

constituted / to be constituted by the Board to

exercise its powers including powers conferred by

this resolution, to the extent permitted by law , to

accept, if it thinks fit in the interest of the

Company, consent of the Company be and is hereby

accorded to the Board to create, issue, offer and

allot Equity Shares and/or other equity linked or

convertible financial instruments  OFIs  CONTD.

PROPOSAL #CONT: CONTD. in one or more tranches,                 ISSUER             NO              N/A                  N/A

whether denominated in rupee or foreign currency  ies

 , in the course of international and/or domestic

offering(s) in one or more foreign market(s), for an

amount not exceeding INR 1,000 Crores inclusive of

premium  including the Equity Shares Issued upon

conversion/exchange of OFIs and on exercise of

warrants, if any  through a follow-on public offering

  FPO  to eligible investors, or through Global

Depository Receipts  GDRs , American Depository

Receipts  ADRs  Foreign Currency Convertible Bonds

FCCBs  any other Depository Receipt Mechanism

convertible into Equity Shares  either at the option

of the Company or the holders thereof  at a later

date, any such instrument or security  including

Debentures or Bonds or Foreign Currency Convertible

Bonds  FCCBs   being either with or without CONTD.

PROPOSAL #CONT: CONTD. detachable warrants attached          ISSUER             NO              N/A                  N/A

thereto entitling the warrant holder to apply for

Equity Shares/instruments or securities including

GDRs and ADRs representing Equity Shares  hereinafter

 collectively referred to as the Securities  or any

combination of Equity Shares with or without premium,

 to be subscribed to in Indian and / or any foreign

currency  ies  by resident or non-resident / foreign

investors  whether institutions and / or Incorporated

 bodies and/or individuals and/or trusts and / or

otherwise  / Foreign Institutional Investors  File  /

 Mutual Funds! Pension Funds / Venture Capital Funds

/ Banks and such other persons or entities, whether

or not such investors are members of the Company, to

all or any of them, jointly or severally through

prospectus, offer document and/or other letter, CONTD.

PROPOSAL #CONT: CONTD. placement document or circular        ISSUER             NO              N/A                  N/A

  Offer Document  and/or on private placement basis,

from time to time in one or more tranches as may be

deemed appropriate by the Board and such issue and

allotment to be made on such occasion or occasions,

at such value or values, at a discount or at a

premium to the market price prevailing at the time of

 the issue and in such form and manner and on such

terms and conditions or such modifications thereto as

 the Board may determine in consultation with the

Lead Manager(s) and/or underwriters and/or other

advisors, with authority to retain oversubscription

up to such percentage as may be permitted by the

appropriate Authorities, with or without voting

rights in general meetings/ class meetings, at such

price or prices, at such interest or additional

interest, at a discount CONTD.

PROPOSAL #CONT: CONTD. or at a premium on the market         ISSUER             NO              N/A                  N/A

price or prices and in such form and manner and on

such terms and conditions or such modifications

thereto, including the number of Securities to be

issued, face value, rate of interest, redemption

period, manner of redemption, amount of premium on

redemption/ prepayment, number of further equity

shares to be allotted on conversional redemption /

extinguishment of debt(s), exercise of rights

attached to the warrants, the ratio of exchange of

shares and/or warrants and/or any other financial

instrument, period of conversion, fixing of record

date or book closure and all other related or

incidental matters as the Board may in its absolute

discretion think fit and decide in consultation with

the appropriate authorities, the Merchant Banker(s)

and/or Lead Manager(s) and/or CONTD.

PROPOSAL #CONT: CONTD. Underwriter(s) and/or                       ISSUER             NO              N/A                  N/A

Advisor(s) and/or such other person(s), but without

requiring any further approval or consent from the

shareholders and also subject to the applicable

regulations for the time being in force; the relevant

 Date for determining the pricing of the securities

or issue of Equity Shares underlying the GDRs /ADRs

or securities issued on conversion of FCCBs is the

date of the meeting in which the Board decides to

open the proposed issue or such date, if any, as may

be notified by SEBI or the RBI or any appropriate

Authority from time to time; authorize the Board, to

enter into and execute all such agreements and

arrangements with any Lead Manager(s), Co-Lead

Manager(s), Manager(s), Advisor(s), Underwriter(s),

Guarantor(s), Depository (ies), Custodian(s),

Trustee, Stabilization CONTD.

PROPOSAL #CONT: CONTD. Agent, Banker/Escrow Banker to        ISSUER             NO              N/A                  N/A

 the issue and all such agencies as may be involved

or concerned in such offerings of Securities and to

remunerate all such agencies by way of commission,

brokerage, fees or the like, and also to seek the

listing of such securities in one or more Indian/

International Stock Exchanges; the Board and/or

agency or body authorized by the Board may Issue

Depository Receipt(s) or Certificate(s), representing

 the underlying securities issued by the Company in

registered or bearer form with such features and

attributes as are prevalent in Indian and/or

International Capital Markets for the instruments of

this nature and to provide for the tradability or

free transferability thereof, as per the Indian!

International practices and regulations and under the

 norms and practices prevalent CONTD.

PROPOSAL #CONT: CONTD. in the Indian/International            ISSUER             NO              N/A                  N/A

Markets, to issue and allot such number of further

Equity Shares as may be required to be issued and

allotted upon conversion of any securities or as may

be necessary in accordance with the terns of the

offering, all such further Equity Shares ranking

pari-passu with the existing fully paid equity shares

 of the Company in all respects except provided

otherwise under the terms of issue and in the offer

document, subject to the existing law and

regulations, such securities to be issued, that are

not subscribed, during the currency of the-warrants

or option or any right entitling the holder of

security to subscribe for Equity Shares or any OFIs,

may be disposed of by the Board to such person(s) and

 in such manner and on such terms as the Board may in

 its absolute discretion CONTD.

PROPOSAL #CONT: CONTD. think most beneficial to the          ISSUER             NO              N/A                  N/A

Company, including offering or placing them with

resident or non-resident! foreign investor(s)

whether institutions and/or incorporated bodies

and/or individuals and/or trusts and/or

otherwise)/Foreign Institutional investors  FIIs

qualified institutional buyers  QIBs / Mutual Funds/

Pension Funds Venture Capital Funds/ Banks and/or

Employees and Business Associates of the Company or

such other person(s) or entity(ies) or otherwise,

whether or not such Investors are members of the

Company, as the Board may in its absolute discretion

decide; the purpose of giving effect to the above

resolutions, to agree to and make and accept such

conditions, modifications and alterations stipulated

by any of the relevant authorities while according

approvals, consents or permissions to the CONTD.

PROPOSAL #CONT: CONTD. issue as may be considered              ISSUER             NO              N/A                  N/A

necessary, proper and expedient and to do all such

acts, deeds, matters and things as it may, in its

absolute discretion, deem necessary or desirable for

such purpose, including without limitation the

entering into of underwriting, marketing, depository

and custodian arrangements and with power on behalf

of the Company to settle any questions, difficulties

or doubts that may arise in regard to any such

issue(s)/ offer(s) or allotment(s) or otherwise and

utilization of the issue proceeds and/ or otherwise

to alter or modify the terms of issue, if any, as it

may in its absolute discretion deem fit and proper

without being required to seek any further consent or

 approval of the Company to the end and intent CONTD.

PROPOSAL #CONT: CONTD. that the Company shall be                ISSUER             NO              N/A                  N/A

deemed to have given its approval thereto expressly

by the authority of this resolution, to delegate all

or any of the powers herein conferred by this

resolution on it, to any Committee of Directors or

any person or persons, as it may in its absolute

discretion deem fit in order to give effect to this

PROPOSAL #S.3: Authorize the Board of Directors of            ISSUER            YES             FOR                  FOR

the Company  hereinafter referred to as the Board

which term shall be deemed to include any

Committee(s) constituted / to be constituted by the

Board to exercise its powers including powers

conferred by this resolution, to the extent permitted

 by law , pursuant to section 81(1A) and other

applicable provisions, if any, of the Companies Act,

1956,  including any statutory modifications or re-

enactment thereof, for the time being in force  and

in accordance with the provisions of the Memorandum

and Articles of Association of the Company and in

accordance with the securities and exchange Board of

India  Issue of Capital and Disclosure Requirements

regulations, 2009 or any other rules, regulations,

guidelines, notifications, circulars issued by the

Securities and CONTD.

PROPOSAL #CONT: CONTD. Exchange Board of India  SEBI         ISSUER             NO              N/A                  N/A

 and in accordance with the rules, regulations,

guidelines, notifications, circulars and

clarifications issued thereon from time to time by

Government of India  G0I  the Reserve Bank of India

RBI  or any other relevant authority from time to

time and in terms of the provisions of and the

conditions as prescribed under the Listing Agreements

 entered into by the Company with the Stock Exchanges

 on which the Company's shares are listed and such

approvals, consents, permissions and sanctions as

might be prescribed while granting such approvals,

consents, permissions and sanctions, to issue, offer

and allot, on preferential basis to IDBI Bank

Limited, ING Vysya Bank Limited, Oriental Bank of

Commerce Limited, State Bank CONTD.

PROPOSAL #CONT: CONTD. of Patiala and Life Insurance         ISSUER             NO              N/A                  N/A

Corporation of India, Equity Shares for an aggregate

amount not exceeding INR 161.00 Crores inclusive of

premium; the Equity Shares shall be Issued at a price

 not less than the price determined in terms of

regulation 76 of the securities and Exchange Board of

 India Issue of Capital and Disclosure Requirements

regulations, 2009; the relevant date, as stipulated

in securities and Exchange Board of India  Issue of

Capital and Disclosure Requirements  regulations,

2009 for determination of the Issue Price of Equity

Shares, shall be 23 MAY 2010 i.e., thirty days prior

to the date of passing of this resolution; the fully

paid Equity Shares shall rank pari-passu in all

respects including entitlement for dividend with the

existing fully paid Equity Shares of the Company;

subject to the consent CONTD.

PROPOSAL #CONT: CONTD. of the Members and such other         ISSUER             NO              N/A                  N/A

approvals, consents, permissions and sanctions as

might be required and subject to such conditions as

might be prescribed while granting such approvals,

consents, permissions and sanctions, authorize the

Board to decide and approve the other terms and

conditions of the issue and also to vary; deem

expedient, subject however to the compliance with the

 applicable guidelines, notifications, rules and

regulations, to the extent applicable, as

SEBI/GOI/RBI or such other appropriate authorities,

within or outside India, may prescribe from time to

time, to delegate all or any of the powers herein

conferred by this resolution on it, to any Committee

of Directors or any person or persons, as it may in

its absolute discretion deem fit in order to give

effect to this resolution

PROPOSAL #S.4: Authorize the Board, pursuant to the          ISSUER            YES             FOR                  FOR

applicable provisions of the Companies Act, 1956,

including any amendment thereto or re-enactment

thereof for the time being in force  the Foreign

Exchange Management Act. 1999, the Issue of Foreign

Currency Convertible Bonds and Ordinary Shares

Through Depository Receipt Mechanism  scheme, 1993,

the notifications issued by the Reserve Bank of India

  RBI  and other applicable laws, listing agreement

entered into by the Company with the stock exchanges

where the shares /Foreign Currency Convertible Bonds

 FCCBs  of the Company are listed, Articles of

Association and subject to all other statutory and

regulatory approvals, consents, permissions and/or

sanctions of the Government of India, Reserve Bank of

 India, Securities and CONTD.

PROPOSAL #CONT: CONTD. Exchange Board of India  SEBI         ISSUER             NO              N/A                  N/A

 and all other concerned authorities hereinafter

singly or collectively referred to as the appropriate

 Authorities  as may be required, and subject to such

 terms, conditions and modifications as may be

prescribed by any of the appropriate authorities

while granting any such approval, consent, permission

 and/or sanction and agreed to by the Board of

Directors of the Company  the Board   which term

shall be deemed to include any Committee which the

Board may have constituted or hereafter constitute

for the time being exercising the powers conferred on

 the Board by this resolution, to the extent

permitted by law  to revise the minimum floor price

for conversion price of the 5% Foreign Currency

Convertible Bonds outstanding as on date, out of

PROPOSAL #CONT: CONTD. Circular dated 03 FEB 2006              ISSUER             NO              N/A                  N/A

from INR 410.00 per Equity Share to the price which

shall not be less than the average of the weekly high

 and low of the closing prices of the Equity Shares;

of the same class quoted on the stock exchange during

 the two weeks preceding the relevant date, with a

fixed rate of exchange on conversion of INR 44.145;

revise the minimum floor price for conversion price

of the 4.5% Foreign Currency Convertible Bonds

outstanding as on date, out of those issued pursuant

'to, Offering Circular dated 09 AUG 2006 from INR

410.00 per Equity Share to the price which shall not

be less than the average of the weekly high and low

of the closing prices of the Equity Shares of the

same class quoted on the stock exchange during the

two weeks preceding the relevant date, with a fixed

rate of exchange on conversion CONTD.

PROPOSAL #CONT: CONTD. of INR 46.318 equals to USD 1;        ISSUER             NO              N/A                  N/A

 the relevant date for the purpose of reset of the

minimum floor price for both the series shall be the

date of the meeting in which the Board approves and

offers the revised terms of conversion and fixes the

conversion price or such other date as may be

approved by RBI; authorize the Board to make

application to Reserve Bank of India; renegotiate the

 terms of the conversion; enter into fresh agreement

with the FCCB holders or trustee and to do all such

act, deed as may be necessary or delegate all or any

of the powers herein conferred by this resolution on

it, to any Committee of Directors or any person or

persons, as it may in its absolute discretion deem

fit in order to give effect to this resolution

PROPOSAL #5: Approve, that pursuant to the provisions        ISSUER            YES             FOR                  FOR

 of sections 198, 269, 309, 310, 311 and subject to

the provisions of schedule XIII and other applicable

provisions, if any, of the Companies Act, 1956 and

subject to such approvals as may be necessary, the

re-appointment of Mr. Pradipkumar N. Dhoot as a

Whole-time Director of the Company designated as

President, subject to retirement by rotation for a

period of five years from 20 NOV 2010 to 19 NOV 2015

on the terms and conditions, expressly the

remuneration payable to him in case of absence of

profits in any year, as set out in the draft

agreement between the Company and Mr. Pradipkumar N.

Dhoot produced at this meeting and, for the purpose

of identification, initialed by the Chairman; the

PROPOSAL #CONT: CONTD. set out in the draft agreement        ISSUER             NO              N/A                  N/A

 are hereby specifically sanctioned with liberty to

the Board of Directors to alter, vary and modify the

terms and conditions of the said appointment in such

manner as may be agreed between the Board of

Directors and Mr. Pradipkumar N. Dhoot subject to the

 same being in conformity with the provisions of

Schedule XIII of Companies Act, 1956, authorize the

Board of Directors, to take such steps as would be

expedient or desirable to give effect to this

resolution including obtaining approval of the

Central Government, if so required; Mr. Pradipkumar

N. Dhoot be and is hereby entrusted with powers as

spelt out in the draft agreement placed before the

meeting, and such other powers as may from time to

time be delegated/conferred upon by the Board of

PROPOSAL #CONT: CONTD the agreement for appointment          ISSUER             NO              N/A                  N/A

of Mr. Pradipkumar N. Dhoot as a Whole-Time Director

as placed before the meeting, be and is hereby

confirmed; in the event of any statutory amendment or

 modification in the provisions relating to the

payment of remuneration to the managerial persons or

to Schedule XIII of the Companies Act, 1956 to vary

or increase the remuneration including salary,

commission, perquisites, etc., within such prescribed

 limits, as the Board may deem fit, to take such

steps expedient or desirable to give effect to this

resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VIDEOCON INDUSTRIES LTD, MUMBAI

  TICKER:                  N/A                 CUSIP:   Y9369T113

  MEETING DATE:      11/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board, pursuant to                 ISSUER            YES             FOR                  FOR

Section 81 (1A) and other applicable provisions, if

any, of the Companies Act, 1956 [including any

statutory modifications or re-enactment thereof, for

the time being in force] and in accordance with the

provisions of the Memorandum and Articles of

Association of the Company and in accordance with the

 Securities and Exchange Board of India [issue of

capital and disclosure requirements] regulations,

2009 or any other rules, regulations, guidelines,

notifications, circulars issued by the Securities and

 Exchange Board of India [SEBI] and in accordance

with the rules, regulations, guidelines,

notifications, circulars and clarifications issued

thereon from time to time by Government of India

[GOI], the Reserve Bank of India [RBI] or any other

relevant authority from time to time and in terms of

the provisions of and the conditions, as prescribed

under the Listing Agreements entered into by the

Company with the Stock Exchanges on which the

Company's shares are listed and subject to such

approvals, consents, permissions and sanctions as

might be prescribed while granting such approvals,

consents, permissions and sanctions which the Board

of Directors of the Company [hereinafter referred to

as the Board which term shall deem to include any

Committee(s) constituted/ to be constituted by the

Board to exercise its powers, including the powers

conferred by this resolution] thinks fit, to issue,

offer and allot, on preferential basis, to Infotel

Telecom Infrastructure Private Limited, equity shares

 for an aggregate amount not exceeding INR

45,00,00,000, inclusive of premium, in such manner

and at such price as the Board may determine; the

said equity shares shall be issued at a price not

less than price determined in terms of Regulation

76(1) of Securities and Exchange Board of India

[issue of capital and disclosure requirements]

Regulations, 2009; the relevant date as stipulated in

 Securities and Exchange Board of India [issue of

capital and disclosure requirements] Regulations,

2009 for determination of the issuer price of equity

shares shall be 31 OCT 2009, i.e. 30 days prior to

the date of passing of this resolution; the equity

shares shall rank pari passu in all respects

including entitlement for dividend with the existing

equity shares of the Company; to decide and approve

the other terms and conditions of the issue and also

to vary, modify or alter any of the terms and

conditions, as it may be deem expedient, subject

however to the compliances with the applicable

guidelines, notifications, rules and regulations, to

the extent applicable, as SEBI/GOI/RBI or such other

appropriate authorities, with in the outside India,

may prescribe from time to time; for the purpose

aforesaid, to settle and decide on all questions,

queries or any other matters that may arise in regard

 to issue, offer or allotment of equity shares and

utilization of the issue proceeds and further to do

all such acts, deeds, matters and things and to

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VIDEOCON INDUSTRIES LTD, MUMBAI

  TICKER:                  N/A                 CUSIP:   Y9369T113

  MEETING DATE:      3/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited         ISSUER            YES             FOR                  FOR

profit and loss account for the YE 30 SEP 2009 and

the balance sheet as at that date together with the

report of the Board of Directors and the Auditors

PROPOSAL #2.: Declare a dividend on equity shares               ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Mr. S. Padmanabhan as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Arun L. Bongirwar as a          ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Karun Chandra Srivastava        ISSUER            YES             FOR                  FOR

 as a Director, who retires by rotation

PROPOSAL #6.: Appoint M/s. Khandelwal jain and                   ISSUER            YES             FOR                  FOR

Company, Chartered Accountants, [firm registration

No. 105049W] and M/s. Kadam and Company, Chartered

Accountants, [firm registration No. 104524W] as the

Auditors of the Company, to hold office from the

conclusion of this AGM until the conclusion of next

AGM of the Company on such remuneration as shall be

fixed by the Board of Directors

PROPOSAL #7.: Authorize the Company, pursuant to the         ISSUER            YES             FOR                  FOR

provisions of Section 198, 269, 309, 310, 311, 317,

Schedule XIII and other applicable provisions, if

any, of the Companies Act, 1956 [the Act] [including

any statutory modification or re-enactment thereof

for the time being in force] and pursuant to the

approval of the Board of Directors of the Company

[the Board] at this meeting held on 15 FEB 2010 and

subject to the approvals, permissions, sanctions, as

may be required and terms and conditions, as may be

prescribed by any of the statutory authorities in

granting such approvals, permissions and sanctions,

to the re-appointment of Mr. Venugopal N. Dhoot as

the Managing Director of the Company for a period of

5 years with effect from 01 SEP 2010 to 31 AUG 2015

on the terms and conditions as specified hereunder;

authorize the Board, to vary, alter, increase enhance

 or widen the scope of remuneration and perquisites

to the extent specified in Schedule XIII and other

applicable provisions, if any, of the Act, as

amended, from time to time; CONTD...

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VILMORIN ET CIE, PARIS

  TICKER:                  N/A                 CUSIP:   F9768K102

  MEETING DATE:      12/8/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the annual unconsolidated                ISSUER            YES             FOR                  FOR

accounts and grant discharge to the Board of Directors

PROPOSAL #O.2: Approve the regulated agreements                  ISSUER            YES             FOR                  FOR

PROPOSAL #O.3: Approve the distribution of profits             ISSUER            YES             FOR                  FOR

PROPOSAL #O.4: Approve the annual consolidated                   ISSUER            YES             FOR                  FOR

accounts and grant discharge to the Board of Directors

PROPOSAL #O.5: Approve the attendance allowances                ISSUER            YES             FOR                  FOR

PROPOSAL #O.6: Approve the purchase and sale by the          ISSUER            YES             FOR                  FOR

Company of its own shares

PROPOSAL #O.7: Approve the issuance of bonds and                ISSUER            YES             FOR                  FOR

other related debt securities

PROPOSAL #E.8: Approve the issue, with maintenance of        ISSUER            YES         AGAINST           AGAINST

 preferential subscription rights of common shares

and/or warrants, giving access, immediately or

ultimately to shares of the Company or a Company that

 owns directly or indirectly more than half the

capital or debt securities such as bonds with option

of conversion and/or exchangeable into new common or

existing shares

PROPOSAL #E.9: Approve the issue, with cancellation          ISSUER            YES         AGAINST           AGAINST

of preferential subscription rights of common shares

and/or warrants, giving access, immediately or

ultimately to shares of the Company or a Company that

 owns directly or indirectly more than half the

capital or debt securities such as bonds with option

of conversion and/or exchangeable into new common or

existing shares

PROPOSAL #E.10: Approve the possibility of using the         ISSUER            YES         AGAINST           AGAINST

8th and 9th Resolutions

PROPOSAL #E.11: Approve the overall cap of the issue         ISSUER            YES         AGAINST           AGAINST

amount

PROPOSAL #E.12: Approve the delegation of powers for         ISSUER            YES             FOR                  FOR

the purpose of authorizing the issuance, by the

shareholder who owns more than half of the Company's

capital, of warrants giving access to the Company's

existing shares for a period of 24 months

PROPOSAL #E.13: Approve the share capital increase            ISSUER            YES             FOR                  FOR

reserved for the employees

PROPOSAL #O.14: Approve the delegation of powers                ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VIOHALCO SA

  TICKER:                  N/A                 CUSIP:   X97923100

  MEETING DATE:      7/1/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect the Members of a new Board of              ISSUER             NO              N/A                  N/A

Directors

PROPOSAL #2.: Appoint the Members of the Inspection          ISSUER             NO              N/A                  N/A

Committee, according to Article 37 of L. 3693.2008

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VIOHALCO SA

  TICKER:                  N/A                 CUSIP:   X97923100

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the Company's annual financial          ISSUER             NO              N/A                  N/A

statements, for the FY 2009, as well as the reports

of the Directors and the certified Auditors on them

PROPOSAL #2: Grant discharge the Directors and the            ISSUER             NO              N/A                  N/A

Certified Auditors from all responsibility for

damages, regarding the FY 2009

PROPOSAL #3: Appointment of Certified Auditors for            ISSUER             NO              N/A                  N/A

the FY 2010, as well as the substitutes of them and

fix their remuneration

PROPOSAL #4: Ratify the election of an interim                   ISSUER             NO              N/A                  N/A

Director

PROPOSAL #5: Election of the Members of a new Board          ISSUER             NO              N/A                  N/A

of Directors

PROPOSAL #6: Appointment of the Members of the                   ISSUER             NO              N/A                  N/A

inspection Committee, according to Article 37 of L.

3693/2008

PROPOSAL #7: Approve the Directors' fees, according          ISSUER             NO              N/A                  N/A

to the Article 24 of C. L. 2190/1920

PROPOSAL #8: Various announcements                                         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VISCOFAN SA, PAMPLONA

  TICKER:                  N/A                 CUSIP:   E97579192

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the reading of the notification         ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the profit and loss account,              ISSUER            YES             FOR                  FOR

proposal of distribution of the result including, in

case, partial reimbursement of the premium issue in

0.357 EUR per share and management report

PROPOSAL #3.a: Approve the explanatory report                     ISSUER            YES             FOR                  FOR

prepared pursuant to Article 116 of Spanish Law

PROPOSAL #3.b: Approve the annual Corporate                        ISSUER            YES             FOR                  FOR

Governance report

PROPOSAL #4: Appointment or, where appropriate,                 ISSUER            YES             FOR                  FOR

restoration of Auditors for the revision of the

financial statements of the Company and its Group of

Companies for the FY 2010: Ernst & Young, SL

PROPOSAL #5.a: Appointment or in case renewal of the         ISSUER            YES             FOR                  FOR

Board of Directors: Mr. Ignacio Marco-Gardoqui Ibanez

 as an Independent Board Member

PROPOSAL #5.b: Appointment or in case renewal of the         ISSUER            YES             FOR                  FOR

Board of Directors: Ms. Laura Gonzalez Molero as an

Independent Board Member

PROPOSAL #6: Approve the renewal of the authorization        ISSUER            YES         AGAINST           AGAINST

 to purchase own shares

PROPOSAL #7: Approve the report about retribution              ISSUER            YES             FOR                  FOR

policy of the Board of Directors

PROPOSAL #8: Approve the delegation of powers                      ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VISTA LAND & LIFESCAPES INC, LAS PINAS CITY

  TICKER:                  N/A                 CUSIP:   Y9382G106

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the proof of required notice of         ISSUER            YES             FOR                  FOR

the meeting and presence of quorum

PROPOSAL #2: Approve the presentation of the                       ISSUER            YES             FOR                  FOR

President's report, management report and audited

financial statements for the year 2009

PROPOSAL #3: Ratify the all acts and resolutions of          ISSUER            YES             FOR                  FOR

the Board of Directors and Management for the year

PROPOSAL #4.1: Election of Marcelino C. Mendoza as a         ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.2: Election of Benjamarie Therese N.                ISSUER            YES             FOR                  FOR

Serrano as a Director

PROPOSAL #4.3: Election of Manuel Paolo A. Villar as         ISSUER            YES             FOR                  FOR

a Director

PROPOSAL #4.4: Election of Cynthia J. Javarez as a            ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.5: Election of Mark A. Villar as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #4.6: Election of Ruben O. Fruto as an                 ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #4.7: Election of Marilou O. Adea as an                ISSUER            YES             FOR                  FOR

Independent Director

PROPOSAL #5: Appointment of the External Auditors               ISSUER            YES             FOR                  FOR

PROPOSAL #6: Other matters                                                       ISSUER             NO              N/A                  N/A

PROPOSAL #7: Adjournment                                                          ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VISUAL PHOTONICS EPITAXY CO LTD

  TICKER:                  N/A                 CUSIP:   Y9379U100

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #1.3: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #2.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #2.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.5 per share

PROPOSAL #2.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #2.4: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings and capital reserves  new

proposed stock dividend:150 for 1,000 SHS held,

proposed bonus issue:100 for 1,000 SHS held

PROPOSAL #2.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #2.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #3: Other issues and Extraordinary motions           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VITAL KSK HOLDINGS,INC.

  TICKER:                  N/A                 CUSIP:   J9460Q106

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.11: Appoint a Director                                         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #2: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

PROPOSAL #3: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Directors and Corporate Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VITERRA INC

  TICKER:                  N/A                 CUSIP:   92849T108

  MEETING DATE:      3/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Elect Thomas Birks as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Elect Vic Bruce as a Director                       ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Elect Thomas Chambers as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Elect Paul Daniel as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Elect Bonnie DuPont as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Elect Perry Gunner as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Elect Tim Hearn as a Director                       ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Elect Dallas Howe as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Elect Kevin Osborn as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Elect Herb Pinder, Jr. as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: Elect Larry Ruud as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Elect Mayo Schmidt as a Director                ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Elect Max Venning as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint Deloitte & Touche LLP as the              ISSUER            YES             FOR                  FOR

Auditors of the Corporation for the

PROPOSAL #3: PLEASE NOTE THAT THIS RESOLUTION IS A            ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: Approve to provide a report to

Shareholders by SEP 2010, prepared at reasonable cost

 and omitting proprietary information, describing how

 Viterra is assessing the impact of climate change on

 the corporation, the corporation's plans to disclose

 this assessment to Shareholders, and, if applicable,

 the rationale for not disclosing such information in

 the future through annual reporting mechanisms such

as the Carbon Disclosure Project

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VITERRA INC

  TICKER:                  N/A                 CUSIP:   C96906109

  MEETING DATE:      3/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Thomas Birks as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: Election of Vic Bruce as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Election of Thomas Chambers as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.4: Election of Paul Daniel as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Election of Bonnie Dupont as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Election of Perry Gunner as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: Election of Tim Heam as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: Election of Dallas Howe as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: Election of Kevin Osborn as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: Election of Herb Pinder, jr. as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #1.11: Election of Larry Ruud as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: Election of Mayo Schmidt as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #1.13: Election of Max Venning as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appointment of Deloitte & Touche LLP as         ISSUER            YES             FOR                  FOR

the Auditors of the Corporation for

PROPOSAL #3: PLEASE NOTE THAT THIS RESOLUTION IS A            ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL: approve that, the report to

shareholders by SEP 2010, prepared at reasonable cost

 and omitting  Proprietary information, describing

how Viterra is assessing the impact of climate change

 on the Corporation, the Corporations Plans to

disclose this assessment to shareholders, and if

applicable, the rationale for not disclosing such

information in the future through annual reporting

mechanisms such as the Carbon Disclosure Project

PROPOSAL #4: Other business                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VODONE LTD

  TICKER:                  N/A                 CUSIP:   G9388Y101

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve the Share Premium Reduction            ISSUER            YES             FOR                  FOR

(as defined in the SGM notice) and authorize the

Directors of the Company to do all such acts and

things which they may in their absolute discretion

consider appropriate, necessary or desirable to

implement and or give effect to the Share Premium

Reduction and the application of the credit which

will be released thereby

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VODONE LTD

  TICKER:                  N/A                 CUSIP:   G9388Y101

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and consider the audited                     ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 and the Auditors for the YE 31 DEC 2009

PROPOSAL #2: Approve to declare a final dividend of          ISSUER            YES             FOR                  FOR

HKD 0.6 cents per Share for the YE 31 DEC 2009,

conditional upon the approval of the share premium

reduction to be approved at the SGM to be held on 27

MAY 2010

PROPOSAL #3.1.a: Re-elect Dr. Loke Yu Alias LOKE Hoi         ISSUER            YES             FOR                  FOR

Lam as a Director

PROPOSAL #3.1.b: Re-elect Mr. Wang Linan as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.1.c: Re-elect Mr. Li Xiaohua as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the remuneration of Directors

PROPOSAL #4: Appointment of BDO Limited as the                   ISSUER            YES             FOR                  FOR

Auditors and authorize the Board of Directors to fix

their remuneration

PROPOSAL #5: Approve to grant a general mandate to            ISSUER            YES             FOR                  FOR

the Directors to purchase the Company's shares not

exceeding 10% of the aggregate nominal amount of the

issued share capital of the Company as at the date of

 passing of this resolution

PROPOSAL #6: Approve to grant a general mandate to            ISSUER            YES             FOR                  FOR

the Directors to issue, allot and deal with

additional shares of the Company not exceeding 20% of

 the aggregate nominal amount of the issued share

capital of the Company as at the date of passing of

this resolution

PROPOSAL #7: Approve to extend the general mandate to        ISSUER            YES             FOR                  FOR

 the Directors to issue, allot and deal with

additional shares in the capital of the Company by

the aggregate nominal amount of shares repurchased by

PROPOSAL #8: Approve the existing scheme mandate                ISSUER            YES             FOR                  FOR

limit under the existing share option scheme of the

Company for allowing the Company to grant share

options up to 10% of the aggregate nominal amount of

the issued share capital of the Company as at the

date of passing of this resolution

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VOLTAS LTD

  TICKER:                  N/A                 CUSIP:   Y93817149

  MEETING DATE:      8/10/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive, and adopt the audited profit          ISSUER            YES             FOR                  FOR

and loss account for the YE 31 MAR 2009 and the

balance sheet as at that date together with the

report of the Board of Directors and the Auditors

PROPOSAL #2.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Mr. N.J. Jhaveri as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. S.D. Kulkarni as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. N. N.Tata as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation

PROPOSAL #6.: Appoint Mr. Jimmy S. Bilimoria as an            ISSUER            YES             FOR                  FOR

Additional Director of the Company by the Board of

Directors with effect from 22 SEP 2008, under Section

 260 of the Companies Act, 1956 [the Act] and who

holds office up to the date of the forthcoming AGM of

 the Company; but who is eligible for appointment and

 in respect of whom the Company has received a notice

 in writing from a member proposing his candidature

for the office of Director pursuant to the provisions

 of Section 257 of the Act

PROPOSAL #7.: Appoint Mr. S. N. Menon as an                        ISSUER            YES             FOR                  FOR

Additional Director of the Company by the Board of

Directors with effect from 22 SEP 2008, under Section

 260 of the Companies Act, 1956 [the Act] and who

holds office up to the date of the forthcoming AGM of

 the Company, but who is eligible for appointment and

 in respect of whom the Company has received a notice

 in writing from a member proposing his candidature

for the office of Director pursuant to the provisions

 of Section 257 of the Act

PROPOSAL #S.8: Approve that, pursuant to the                       ISSUER            YES             FOR                  FOR

provisions of Section 309 and other applicable

provisions, if any, of the Companies Act, 1956,

Commission not exceeding 1% per annum of the net

profits of the Company, calculated in accordance with

 the provisions of the said Act be paid to and

distributed among the Directors of the Company or

some or any of them [other than the Managing Director

 and Executive Director/s] in such amounts or

proportions and in such manner and in all respects as

 may be decided by the Board of Directors of the

Company and such payment shall be made out of the

profits of the Company for each year, for a period of

 5 FY commencing from 01 APR 2010

PROPOSAL #S.9: Approve that in suppression of                     ISSUER            YES             FOR                  FOR

Resolution No.7 passed at the 51 AGM of the Company

held on 29 AUG 2005 and pursuant to sub-section (1)

of Section 163 and other applicable provisions, if

any, of the Companies Act, 1956 [the Act], the

Company approves that the registers and indexes of

Members and Debenture holders and copies of all

annual returns prepared under Section 159 of the Act

together with the copies of certificates and

documents required to be annexed thereto under

Section 161 of the actor any one or more of them, be

kept at the registered office of the Company at

Voltas House 'A' Dr. Babasaheb Ambedkar Road,

Chinchpokli, Mumbai 400 033 and/or such other office

building within the premises of the Company at

Chinchpokli and/or at TSR Darashaw Limited, 6-10,

Haji Moosa Patrawala Industrial Estate, 20, Dr. E.

Moses Road, Mahalaxmi, Mumbai 400011 and/or at their

office premises at Pooja Apartments, Ground Floor,

NearVitrum Glass Factory, L.B.S. Road, Vikhroli

(West), Mumbai 400 079 and/or at Kothari Compound,

NearTikujini Wadi, Chitalsar, Manpada,Thane (West)

400 607; that the registers, indexes, returns, books,

 Certificates and Documents of the Company, required

to be maintained and kept open for inspection under

the provisions of the Act, be kept open for such

inspection, at the place where they are kept by the

persons entitled thereto, to the extent, in the

manner and on payment of the fees, if any, specified

in the Act, between the hours of 10.30 a.m. and 1230

p.m. on any working day except when the registers and

 books are dosed under the provisions of the Act or

the Articles of Association of the Company provided,

however, that the Register required to be maintained

under Section 307 of the Act shall be open for

inspection of the Members and of the holders of the

Debentures of the Company, as aforesaid between the

hours abovementioned during the period prescribed by

PROPOSAL #10.: Re-appoint, pursuant to the provisions        ISSUER            YES             FOR                  FOR

 of Sections 224 and other applicable provisions, if

any, of the Companies Act, 19S6 [the Act], Messrs.

Deloitte Haskins & Sells the retiring Auditors of the

 Company, to hold office from the conclusion of this

AGM until the conclusion of the next AGM and to

examine and audit the accounts of the Company for the

 FY 2009-10 on such remuneration as may be mutually

agreed upon between the Board of Directors of the

Company and the Auditors, plus reimbursement of

service tax, travelling and out of pocket expenses;

authorize the Auditors of the Company to carry out

[either themselves or through qualified Associates]

the Audit of the Company's accounts maintained at all

 its offices, plants, works and establishments

(whether now existing or as may be established or

acquired during the Company's FYE 31 MAR 2010]

wherever situated in India or abroad; and pursuant to

 the provisions of Section 228 and other applicable

provisions, if any, of the Act, the Board of

Directors to appoint in consultation with the

Company's Auditors, Messrs Deloitte Haskins & Sells,

such person or persons qualified for appointment as

Auditor or Auditors of the Company's Branch offices

(whether now existing or as may be established] to

examine and audit the accounts for the FY 2009-10 on

such remuneration, terms and conditions as the Board

may deem fit

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VON ROLL HOLDING AG, BREITENBACH

  TICKER:                  N/A                 CUSIP:   H92055138

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, annual                   ISSUER             NO              N/A                  N/A

financial statements and the consolidated statements

of 2009; acknowledge the reports of the Auditors

PROPOSAL #2: Approve the appropriation of the profits        ISSUER             NO              N/A                  N/A

 resulting from the balance sheet

PROPOSAL #3: Grant discharge to the activities of the        ISSUER             NO              N/A                  N/A

 Board of Directors and the Management

PROPOSAL #4.1.1: Re-elect Mr. Thomas Limberger                    ISSUER             NO              N/A                  N/A

PROPOSAL #4.1.2: Re-elect Mr. Guido Egli                              ISSUER             NO              N/A                  N/A

PROPOSAL #4.1.3: Re-elect Mr. Gerd Amtstaetter                    ISSUER             NO              N/A                  N/A

PROPOSAL #4.1.4: Re-elect Mr. Dr. Peter Kalantzis               ISSUER             NO              N/A                  N/A

PROPOSAL #4.2: Election of Mr. August Francois von            ISSUER             NO              N/A                  N/A

Finck

PROPOSAL #4.3: Re-elect the Auditors, Deloitte AG,            ISSUER             NO              N/A                  N/A
Zurich

PROPOSAL #5.: Adhoc                                                                   ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VONTOBEL HOLDING AG, ZUERICH

  TICKER:                  N/A                 CUSIP:   H92070210

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, the annual            ISSUER            YES             FOR                  FOR

financial statements and the consolidated financial

statements for 2009

PROPOSAL #2: Grant discharge to the Members of the            ISSUER            YES             FOR                  FOR

Board of Directors and the Executive Management

PROPOSAL #3: Approve the allocation of income and              ISSUER            YES             FOR                  FOR

dividends of CHF 1.40 per share

PROPOSAL #4.1: Re-elect Dr. Urs Widmer to the Board          ISSUER            YES             FOR                  FOR

of Directors

PROPOSAL #4.2: Re-elect Prof. Dr. Ann-Kristin                     ISSUER            YES             FOR                  FOR

Achleitner to the Board of Directors

PROPOSAL #4.3: Re-elect Bruno Basler to the Board of         ISSUER            YES         AGAINST           AGAINST

Directors

PROPOSAL #4.4: Re-elect Dr. Philippe Cottier to the          ISSUER            YES         AGAINST           AGAINST

Board of Directors

PROPOSAL #4.5: Re-elect Dr. Wolfhard Graetz to the            ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #4.6: Re-elect Peter Quadri to the Board of         ISSUER            YES             FOR                  FOR

Directors

PROPOSAL #4.7: Re-elect Dr. Frank Schnewlin to the            ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #4.8: Re-elect Dr. Pierin Vincenz to the              ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #5: Election of Ernst and Young Ag as the            ISSUER            YES             FOR                  FOR

Auditors

PROPOSAL #6: Amend the Articles of Incorporation                ISSUER            YES             FOR                  FOR

regarding share certificates due to new Swiss Federal

 Act on Intermediated Securities, Group Auditors,

Board composition, Board resolutions and Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VOSSLOH AG, WERDOHL

  TICKER:                  N/A                 CUSIP:   D9494V101

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the reports

 pursuant to Sections 289(4) and 315(4) of the German

 Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 33,597,517.20 as follows:

 payment of a dividend of EUR 2 per no-par share EUR

6,958,237.20 shall be carried forward ex-dividend and

 payable date: 20 MAY 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: BDO Deutsche Warentreuh and AG, Essen

PROPOSAL #6.: Resolution on the approval of the                 ISSUER             NO              N/A                  N/A

remuneration system for the Board of Managing

PROPOSAL #7.: Authorization to acquire own shares the        ISSUER            YES             FOR                  FOR

 company shall be authorized to acquire up to 10% of

its share capital through the stock exchange or by

way of a public repurchase offer to all shareholders,

 at prices not deviating more than 10% from the

market price of the shares, on or before 18 MAY 2015

the Board of Managing Directors shall be authorized

to use the shares for all legally permissible

purposes, especially to dispose of the shares in a

manner other than thro ugh the stock exchange or by

way of a public offer to all shareholders if the

shares are sold at a price not materially below their

 market price, to use the shares for mergers and

acquisitions or for satisfying option and conversion

rights, and to retire the shares

PROPOSAL #8.: Resolution on the authorization to                ISSUER            YES             FOR                  FOR

issue convertible, warrant or income bonds, or

profit-sharing rights, the creation of contingent

capital, and the corresponding amendments to the

Articles of Association the Board of Managing

Directors shall be authorized, with the consent of

the Supervisory Board, to issue bonds or profit-

sharing rights of up to EUR 150,000,000 with or with

out conversion or option rights for shares of the

Company, on or before 18 MAY 2015, shareholders shall

 be granted subscription rights except for residual

amounts, for the granting of such rights to other

bondholders, and for the issue of bonds at a price

not materially below their theoretical market value

Shareholders subscription rights shall also be

excluded for the issue of profit-sharing rights or

income bonds with debenture-like features the share

capital shall be increased accordingly by up to EUR

3,782,500 through the issue of up to 1,479,58 5

ordinary shares, insofar as conversion or option

PROPOSAL #9.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association in accordance with the Law on the

Implementation of the Shareholder Rights Directive

(ARUG) Section 18(4) shall be amended in respect of

the shareholders, meeting being convened at least 36

days prior to the meeting. Section 19 shall be

amended in respect of shareholders being entitled to

participate in and vote at the shareholders, meeting

if they register with the comp any by the sixth day

prior to the meeting and provide evidence of their

shareholding as per the statutory record date, and in

 respect of proxy voting instructions being issued in

 textual form, Section 20 shall be amended in respect

 of the chairman of the shareholders. meeting

determining the order of agenda items and the

sequence of voting and being authorized to limit the

time for questions and answers

PROPOSAL #10.: Approval of the control and profit              ISSUER            YES             FOR                  FOR

transfer agreement with the Company's wholly -owned

subsidiary Vossloh Rail Services GmbH, effective for

a period of at least five years

PROPOSAL #11.: Approval of amendments to the control         ISSUER            YES             FOR                  FOR

and profit transfer agreement with the Company's

wholly owned subsidiary Vossloh Locomotives GmbH, in

accordance with statutory regulations

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VOTORANTIM CELULOSE E PAPEL S A

  TICKER:                  N/A                 CUSIP:   P9806R100

  MEETING DATE:      8/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Approve the protocol and justification         ISSUER            YES         AGAINST           AGAINST

of the merger of shares issued by Aracruz Celulose

S.A. Aracruz, dated 21 JUL 2009, entered into between

 the Company, as the Company that is carrying out the

 merger, and Aracruz, as the party being merged,

accompanied by the pertinent documents, taking

cognizance of the opinion of the Finance Committee of

 the Company

PROPOSAL #II.I: Ratify the hiring of Baker Tilly                ISSUER            YES         AGAINST           AGAINST

Brasil ES Auditores Independentes Ltda., responsible

for the valuation of the shares issued by Aracruz to

be merged into the assets of the Company

PROPOSAL #II.II: Ratify the hiring of KPMG Corporate         ISSUER            YES         AGAINST           AGAINST

Finance Ltda., responsible for the valuation of the

net worth of the Company and of Aracruz, at market

value, for the purposes of Article 264 of Law Number

6404.76

PROPOSAL #III.: Approve the valuation report prepared        ISSUER            YES         AGAINST           AGAINST

 by Baker Tilly Brasil ES Auditores Independentes

PROPOSAL #IV.: Approve the substitution ratio for the        ISSUER            YES         AGAINST           AGAINST

 Aracruz shares for new shares to be issued by the

Company, with the conversion of Aracruz into a wholly

 owned subsidiary of the Company

PROPOSAL #V.: Approve the Merger of the shares issued        ISSUER            YES         AGAINST           AGAINST

 by Aracruz into the assets of the Company under the

conditions stated in the protocol and justification

of merger of shares issued by Aracruz Celulose S.A.

PROPOSAL #VI.: Approve, due to the Merger of shares,         ISSUER            YES         AGAINST           AGAINST

to increase the share capital of the Company in

accordance with the terms of Item 2.11 of the

protocol and justification of Merger of shares

PROPOSAL #VII.: Authorize the Managers to do all of          ISSUER            YES         AGAINST           AGAINST

the acts necessary to make the Merger of the shares

issued by Aracruz into the assets of the Company

effective

PROPOSAL #VIII.: Approve to remove and elect the                ISSUER            YES         AGAINST           AGAINST

Members of the Board of Directors of the Company

PROPOSAL #IX.: Amend the main part of Article 5 of            ISSUER            YES         AGAINST           AGAINST

the Corporate Bylaws of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VOTORANTIM CELULOSE E PAPEL S A

  TICKER:                  N/A                 CUSIP:   P9806R100

  MEETING DATE:      11/5/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #I.: Elect the New Members to the Board of          ISSUER            YES         AGAINST           AGAINST

Directors of the Company

PROPOSAL #II.: Approve to remove a Member from the            ISSUER            YES         AGAINST           AGAINST

Finance Committee of the Company and elect a

replacement, to serve out the remainder of the term

in office

PROPOSAL #III.: Amend the Corporate Bylaws so as to          ISSUER            YES         AGAINST           AGAINST

adapt them to the rules of the Novo Mercado Listing

Regulations of Bmfandbovespa

PROPOSAL #IV.: Amend the Corporate Name of the Company      ISSUER            YES             FOR                  FOR

PROPOSAL #V.: Authorize the Administrators to perform        ISSUER            YES             FOR                  FOR

 all acts necessary for the admission of the Company

to the Novo Mercado listing segment of Bmfandbovespa

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VT GROUP PLC

  TICKER:                  N/A                 CUSIP:   G9401M100

  MEETING DATE:      7/30/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Directors and        ISSUER            YES             FOR                  FOR

 the audited financial statements for the YE 31 MAR

PROPOSAL #2.: Declare a dividend                                            ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Approve the remuneration report                      ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Re-appoint Mr. P.J. Lester as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-appoint Mr. D. Barclay as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Re-appoint Mr. A.F. Given as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #7.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES             FOR                  FOR

Company's Auditors and authorize the Directors to

determine their remuneration

PROPOSAL #8.: Grant authority to allot relevant                 ISSUER            YES             FOR                  FOR

securities pursuant to Section 80 Companies Act 1985

PROPOSAL #S.9: Approve to disapply of Section 89(1)          ISSUER            YES             FOR                  FOR

Companies Act 1985

PROPOSAL #S.10: Grant authority to allow the Company         ISSUER            YES             FOR                  FOR

to make market purchases [within the meaning of

Section 163(3) of the Companies Act 1985] of its

ordinary shares

PROPOSAL #S.11: Amend the Articles of Association              ISSUER            YES             FOR                  FOR

with effect from 01 OCT 2009

PROPOSAL #S.12: Approve, subject to Resolution 11, to        ISSUER            YES             FOR                  FOR

 delete the Memorandum of Association

PROPOSAL #S.13: Grant authority to call a general              ISSUER            YES             FOR                  FOR

meeting, other than the AGM, at not less than 14

clear days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VT GROUP PLC

  TICKER:                  N/A                 CUSIP:   G9401M100

  MEETING DATE:      10/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the proposed Transaction [as            ISSUER            YES             FOR                  FOR

specified in the Company's circular to shareholders

dated 01 OCT 2009]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VT GROUP PLC, SOUTHAMPTON

  TICKER:                  N/A                 CUSIP:   G9401M100

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve a scheme of arrangement [the            ISSUER            YES             FOR                  FOR

Scheme] proposed to be made between VT Group plc [the

 Company] and the holders of the Scheme Shares [as

specified]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VT GROUP PLC, SOUTHAMPTON

  TICKER:                  N/A                 CUSIP:   G9401M100

  MEETING DATE:      6/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve that for the purpose of giving        ISSUER            YES             FOR                  FOR

 effect to the scheme of arrangement dated 26 APR

2010  the Scheme  between the Company and the holders

 of the Scheme Shares  as specified , as specified;

at the Reorganization Record Time  as specified  each

 of the Scheme Shares  as specified  shall be

subdivided shall be subdivided and reclassified as

follows: a) any Scheme Shares in respect of which no

valid election has been made or is deemed to have

been made in accordance with the Scheme under the Mix

 and Match Facility  as specified , shall be

subdivided into 7,815 ordinary shares of 1/1,563

pence each  the A Shares  and 4,199 B ordinary shares

 of 1/1,563 pence each  the B shares ; CONTD.

PROPOSAL #0: CONTD. b) any Scheme Shares in respect          ISSUER             NO              N/A                  N/A

of which a valid election has been made and accepted

in accordance with the Scheme under the Mix and Match

 Facility for cash consideration, shall be subdivided

 into 7,815 ordinary shares of 1/1,563 pence each and

 such shares shall be reclassified into 7,815 A

Shares; and c) any Scheme Shares in respect of which

a valid election has been made and accepted in

accordance with the Scheme under the Mix and Match

Facility for Babcock Shares  as specified , shall be

subdivided into 7,815 ordinary shares of 1/1,563

pence each and such shares shall be reclassified into

 7,815 B Shares; with effect from the Reorganization

Record Time  as specified , the Articles of

Association of the Company be amended by the

insertion of the following new Article 7A immediately

PROPOSAL #0: CONTD. after the current Article 7  as          ISSUER             NO              N/A                  N/A

specified ; provided that if the reduction of share

capital referred to in paragraph 3 below does not

become effective by 6.00 p.m.  London time  on the

tenth business day following the Reorganization

Record Time  as specified , or such earlier or later

time and date as Babcock and the Company may agree

and the Company may announce through a Regulatory

Information Service  as defined in the Listing Rules

of the UK Listing Authority , the subdivisions and

reclassifications referred to in paragraph 1 above

shall be reversed and the A Shares and B Shares shall

 be consolidated and shall revert to ordinary shares

of five pence each, and the new Article 7A adopted

and included pursuant to this paragraph 2 shall be

deleted from the Articles of Association of the

PROPOSAL #0: CONTD. 3) Contingently upon the                       ISSUER             NO              N/A                  N/A

subdivisions and reclassifications referred to in

paragraph 1 above taking effect and the requisite

entries having been made in the register of members

of the Company, the share capital of the Company be

reduced by canceling and extinguishing all of the A

Shares and the B Shares; 4) forthwith and

contingently upon the reduction of share capital

referred to in paragraph 3 above taking effect and

notwithstanding anything to the contrary in the

Articles of Association of the Company: a) the share

capital of the Company be increased to its former

amount by the creation of such number of new ordinary

 shares of 1/1,563 pence each  the 'New Ordinary

Shares'  as shall equal to the aggregate number of A

shares and B shares cancelled pursuant to this

PROPOSAL #0: CONTD. b) the reserve arising in the              ISSUER             NO              N/A                  N/A

books of accounts of the Company as a result of the

reduction of share capital referred to in this

resolution be capitalized and applied in paying up in

 full at par the New Ordinary Shares created pursuant

 to this resolution which shall be allotted and

issued credited as fully paid to Babcock and/or its

nominees; and c) authorize the Directors of the

Company for the purpose of Section 551 of the

Companies Act 2006 to allot the New Ordinary Shares,

provided that: i) the maximum aggregate nominal

amount of the shares which may be allotted under this

 authority shall be the aggregate nominal amount of

the said New Ordinary Shares created pursuant to this

 resolution; ii) authority expires on the 5th

anniversary of the date of this resolution; CONTD.

PROPOSAL #0: CONTD. 5) with the effect from and                 ISSUER             NO              N/A                  N/A

contingently upon the issue of New Ordinary Shares

pursuant to this resolution the Articles of

Association of the Company be amended by the deletion

 of the new Article 7A referred to in this resolution

 and its replacement with the following new Article

7A   as specified ; 6) with effect from the passing

of this resolution the Articles of Association of the

 Company be altered by the adoption and inclusion of

the following new Article 125  as specified ; CONTD.

PROPOSAL #0: CONTD. 7) with effect from the passing          ISSUER             NO              N/A                  N/A

of this resolution: authorize the Directors of the

Company for the purpose of Section 551 of the

Companies Act 2006 to allot one Deferred Share of 5

pence, such Deferred Share to have the rights set out

 in the Articles of Association of the Company as

amended pursuant to this resolution:  Authority

expires on the 5th anniversary of the date of this

resolution ; authorize the Directors of the Company

to allot the said Deferred Share wholly for cash as

if Section 561(1) of the Companies Act did not apply

to any such allotment; the Articles of Association of

 the Company be altered by the adoption and inclusion

 of the following new Article 7AA as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VTECH HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G9400S108

  MEETING DATE:      8/7/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the audited                   ISSUER            YES             FOR                  FOR

financial statements and the reports of the Directors

 and Auditors for the YE 31 MAR 2009

PROPOSAL #2.: Declare a final dividend of USD 41                ISSUER            YES             FOR                  FOR

cents per share in respect of the YE 31 MAR 2009

PROPOSAL #3.A: Re-elect Dr. Allan Wong Chi Yun as a          ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.B: Re-elect Mr. Denis Morgie Ho Pak Cho          ISSUER            YES             FOR                  FOR

as a Director

PROPOSAL #3.C: Re-elect Mr. Andy Leung Hon Kwong as a        ISSUER            YES             FOR                  FOR

 Director

PROPOSAL #3.D: Approve to fix the remuneration of the        ISSUER            YES             FOR                  FOR

 Directors as totalling USD 140,000 and such that

each Director is entitled to USD 20,000 per annum for

 the YE 31 MAR 2010 pro rata to their length of

service during the year

PROPOSAL #4.: Re-appoint KPMG as the Auditors and              ISSUER            YES             FOR                  FOR

authorize the Board of Directors to fix their

remuneration

PROPOSAL #5.: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

during the relevant period to repurchase ordinary

shares of USD 0.05 each in the share capital of the

Company on The Stock Exchange of Hong Kong Limited

[Hong Kong Stock Exchange] subject to and in

accordance with all applicable laws and the

provisions of, and in the manner specified in, the

Rules Governing the Listing of Securities on the Hong

 Kong Stock Exchange; the aggregate nominal amount of

 the shares to be repurchased by the Company pursuant

 to the approval in paragraph above shall not exceed

10% of the aggregate nominal amount of the share

capital of the Company in issue at the date of the

AGM at which this resolution is passed; [Authority

expires on the earlier of the conclusion of the first

 AGM of the Company after the date of the AGM at

which this resolution is passed or such authority

given under this resolution being renewed, revoked or

 varied by ordinary resolution of shareholders of the

 Company in general meeting or the expiration of the

period within which the next AGM of the Company is

required by the bye-laws of the Company or any

applicable laws to be held]

PROPOSAL #6.: Authorize the Directors of the Company,        ISSUER            YES         AGAINST           AGAINST

 subject to the provisions of paragraph above, to

allot, issue and deal with additional unissued shares

 in the capital of the Company and to make or grant

offers, agreements and/or options, including warrants

 to subscribe for shares and other rights of

subscription for or conversion into shares, which

might require the exercise of such powers, not

exceeding 10% of the aggregate nominal amount of the

share capital of the Company in issue as at the date

of the AGM of the Company at which this resolution is

 passed, pursuant to: i] a rights issue where shares

are offered for a fixed period to shareholders in

proportion to their then holdings of shares on a

fixed record date [subject to such exclusions or

other arrangements as the Directors may deem

necessary or expedient in relation to fractional

entitlements or having regard to any restrictions or

obligations under the laws of, or the requirements of

 any recognized regulatory body or stock exchange in,

 any territory applicable to the Company]; or [ii]

any scrip dividend scheme or similar arrangements

implemented in accordance with the Company's Bye-

Laws; or iii] the exercise of options granted under

any share option scheme or similar arrangement

adopted by the Company; [Authority expires the

earlier of the conclusion of the next AGM of the

Company or the expiration of the period within which

the next AGM of the Company is required by the Bye-

laws of the Company or any applicable laws to be held]

PROPOSAL #7.: Approve, conditional on the passing of         ISSUER            YES         AGAINST           AGAINST

resolution 5 in the notice convening this meeting,

the general mandate granted to the Directors to

exercise all the powers of the Company to allot,

issue and deal with additional shares pursuant to

resolution 6 set out in the notice convening this

meeting and is extended by the addition to the

aggregate nominal amount of the share capital of the

Company which may be allotted or agreed to be

conditionally or unconditionally allotted by the

Directors pursuant to such general mandate of an

amount representing the aggregate nominal amount of

the share capital of the Company repurchased by the

Company under the authority granted pursuant to

resolution 5, provided that such extended amount

shall not exceed 10% of the aggregate nominal amount

of the share capital of the Company in issue as at

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VZ HOLDING AG, ZUERICH

  TICKER:                  N/A                 CUSIP:   H9239A103

  MEETING DATE:      4/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual report, the financial        ISSUER            YES             FOR                  FOR

 report of the VZ Holding AG and the group financial

report for the business year 2009; acknowledge the

Auditing Agency

PROPOSAL #2: Grant discharge to the Supervisory Board        ISSUER            YES             FOR                  FOR

 and the Corporate Management

PROPOSAL #3: Approve the allocation of net profit of         ISSUER            YES             FOR                  FOR

the VZ Holding AG

PROPOSAL #4.1: Amend the Articles of Association:              ISSUER            YES             FOR                  FOR

adjustments to the BEG Bucheffekten Act

PROPOSAL #4.2: Amend the Articles of Association:              ISSUER            YES             FOR                  FOR

style adjustments

PROPOSAL #5.1: Election of Mr. Matthias Reinhart to          ISSUER            YES             FOR                  FOR

the Supervisory Board

PROPOSAL #5.2: Election of Mr. Fred Kindle to the              ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.3: Election of Dr. Albrecht Langhart to          ISSUER            YES             FOR                  FOR

the Supervisory Board

PROPOSAL #5.4: Election of Mr. Roland Iff to the                ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #6.: Re-elect Ernst and Young AG, Zurich as         ISSUER            YES             FOR                  FOR

the Auditors Agency for the FY 2010

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WACOM CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J9467Z109

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                   ISSUER            YES             FOR                  FOR

Revisions

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve Payment of Accrued Benefits              ISSUER            YES         AGAINST           AGAINST

associated with Abolition of Retirement Benefit

System for Current Corporate Officers

PROPOSAL #5.: Approve Issuance of Share Acquisition          ISSUER            YES             FOR                  FOR

Rights as Stock Options

PROPOSAL #6.: Approve Renewal of Countermeasures to          ISSUER            YES         AGAINST           AGAINST

Large-Scale Acquisitions of the Company's Shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WAFER WORKS CORP

  TICKER:                  N/A                 CUSIP:   Y9390R102

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The investment in people's republic of        ISSUER             NO              N/A                  N/A

 china

PROPOSAL #A.4: The status of the corporate bonds                ISSUER             NO              N/A                  N/A

issuance

PROPOSAL #A.5: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the proposal for the                        ISSUER            YES             FOR                  FOR

distribution of 2009 profits or offsetting deficit

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve the proposal of capital                   ISSUER            YES             FOR                  FOR

injection by issuing new shares from book running

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.7: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

asset acquisition or disposal

PROPOSAL #B.8: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WAH LEE INDUSTRIAL CORP

  TICKER:                  N/A                 CUSIP:   Y9435R109

  MEETING DATE:      6/8/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of joint-venture in                     ISSUER             NO              N/A                  N/A

people's republic of china

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution:         ISSUER            YES             FOR                  FOR

proposed cash dividend TWD 2.2 per share

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.5: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of asset acquisition or disposal

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WAH SEONG CORPORATION BHD

  TICKER:                  N/A                 CUSIP:   Y9451H126

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 of the Company and the group for the FYE 31 DEC 2009

 and the reports of the Directors and Auditors thereon

PROPOSAL #2: Approve the Directors' fees of MYR                 ISSUER            YES             FOR                  FOR

315,000 for the FYE 31 DEC 2009

PROPOSAL #3: Re-elect Chan Cheu Leong as the                       ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Article 98 of the

Company's Articles of Association

PROPOSAL #4: Re-elect Giancarlo Maccagno as the                 ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Article 98 of the

Company's Articles of Association

PROPOSAL #5: Re-appoint Tan Sri Dato' Dr. Lin See Yan        ISSUER            YES             FOR                  FOR

 as the Director of the Company, who retires pursuant

 to Section 129(2) of the Companies Act, 1965 to hold

 office until the next AGM of the Company pursuant to

 Section 129(6) of the Companies Act, 1965

PROPOSAL #6: Re-appoint Messrs PricewaterhouseCoopers        ISSUER            YES             FOR                  FOR

 as the Auditors of the Company for the ensuing year

and authorize the Directors to fix their remuneration

PROPOSAL #7: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

subject to the Companies Act, 1965, the Articles of

Association of the Company and approvals from the

relevant governmental and/or regulatory bodies,

pursuant to Section 132D of the Act, to issue and

allot shares from the unissued share capital of the

Company upon such terms and conditions and for such

purposes as may be determined by the Directors of the

 Company to be in the interest of the Company

provided always that the aggregate CONTD..

PROPOSAL #CONT: ..CONTD number of shares to be issued        ISSUER             NO              N/A                  N/A

 does not exceed 10% of the issued share capital of

the Company for the; and approve the listing of and

quotation for the additional shares so issued on the

Bursa Malaysia Securities Berhad; Authority expires

the earlier of the conclusion of the next AGM of the

Company or the period within which the next AGM is

required by law to be held

PROPOSAL #8: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

subject to the provisions of the Companies Act, 1965,

 the Memorandum and Articles of Association of the

Company, the Main Market Listing Requirements  MMLR

of Bursa Malaysia Securities Berhad  Bursa Securities

  and any other applicable laws, rules, orders,

requirements, regulations and guidelines for the time

 being in force, to make purchases of ordinary shares

 of MYR 0.50 each in the Company's issued and paid-up

 share capital through the Bursa Securities at any

time and upon such terms and conditions and for such

purposes as the Directors of the Company may, in

their discretion deem fit, subject to the following:

i) the maximum number of ordinary shares which may be

PROPOSAL #CONT: ..CONTD purchased and/or held by the         ISSUER             NO              N/A                  N/A

Company shall be 10% of the issued and paid-up

ordinary share capital of the Company for the time

being  WSC Shares ; ii) the maximum fund to be

allocated by the Company for the purpose of

purchasing the WSC Shares shall not exceed the

aggregate of the retained profits and share premium

account of MYR 149.4 million and MYR 169.1 million

respectively of the Company as at 31 DEC 2009; iii)

Authority expires at the earlier of the conclusion of

 the next AGM of the Company or the period within

which the next AGM after that date it is required by

law to be held  but not so as to prejudice the

completion of the purchases made by the Company

before the aforesaid expiry date and, in any event,

in accordance with the provisions of the MMLR of

PROPOSAL #CONT: ..CONTD or any other relevant                     ISSUER             NO              N/A                  N/A

authorities; iv) upon completion of the purchases of

the WSC shares by the Company, authorize the

Directors of the Company to deal with the WSC shares

in the following manner:- a) to cancel the WSC shares

 so purchased; or b) to retain the WSC shares so

purchased as treasury shares for distribution as

dividend to the shareholders and/or resell on the

market of Bursa Securities and/or for cancellation

subsequently; or c) to retain part of the WSC shares

PROPOSAL #CONT: ..CONTD so purchased as treasury                ISSUER             NO              N/A                  N/A

shares and cancel the remainder; or d) in such other

manner as the Bursa Securities and such other

relevant authorities may allow from time to time;

authorize the Directors of the Company to take all

such steps that are necessary or expedient and/or

appropriate to implement, finalize and to give full

effect to the purchases of WSC shares with full power

 to assent to any conditions, variations, and/or

amendments that may be imposed by the relevant

PROPOSAL #9: Approve the Company and/or its                        ISSUER            YES             FOR                  FOR

subsidiaries  WSC Group , subject to the provisions

of the Main Market Listing Requirements of Bursa

Malaysia Securities Berhad, to enter into recurrent

related party transactions of a revenue or trading

nature and the provision of financial assistance as

specified which transactions are necessary for the

day-to-day operations in the ordinary course of

business of WSC Group on terms not more favourable to

 the related parties than those generally available

to the public and are not to the detriment of the

minority shareholders of the Company and the

shareholders' mandate is subject to annual renewal

and disclosure is made in the annual report of the

aggregate value of transactions conducted pursuant to

 the shareholders' CONTD..

PROPOSAL #CONT: ..CONTD mandate during the FY and             ISSUER             NO              N/A                  N/A

Authority expires at the earlier of the conclusion of

 the next AGM of the Company or the period within

which the next AGM of the Company after the date it

is required to be held ; pursuant to Section 143(1)

of the Companies Act, 1965  but shall not extend to

such extension as may be allowed pursuant to Section

143(2) of the Act; authorize the Directors of the

Company to complete and to do all such acts and

things including executing all such documents as may

be required  as they may consider expedient or

necessary to give effect to the transactions

contemplated and/or authorized by this resolution

PROPOSAL #10: Approve the Company and/or its                       ISSUER            YES             FOR                  FOR

subsidiaries  WSC Group , subject to the provisions

of the Main Market Listing Requirements of Bursa

Malaysia Securities Berhad, to enter into

new/additional recurrent related party transactions

of a revenue or trading nature and the provision of

financial assistance as specified, which transactions

 are necessary for the day-to-day operations in the

ordinary course of business of WSC Group on terms not

 more favourable to the related parties than those

generally available to the public and are not to the

detriment of the minority shareholders of the Company

 and the shareholders' mandate is subject to annual

renewal and disclosure shall be made in the annual

report of the aggregate value of transactions CONTD..

PROPOSAL #CONT: ..CONTD conducted pursuant to the              ISSUER             NO              N/A                  N/A

shareholders' mandate during the FY and Authority

expires at the earlier of the conclusion of the next

AGM of the Company or the period within which the

next AGM of the Company after the date it is required

 to be held , pursuant to Section 143(1) of the

Companies Act, 1965  but shall not extend to such

extension as may be allowed pursuant to Section

143(2) of the Act ; authorize the Directors of the

Company to complete and to do all such acts and

things  including executing all such documents as may

 be required  as they may consider expedient or

necessary to give effect to the transactions

contemplated and/or authorized by this resolution

PROPOSAL #S.11: Approve the new set of Articles of            ISSUER            YES             FOR                  FOR

Association, the contents of which are as stated in

Part C of the Company's Circular to Shareholders

dated 17 MAY 2010, as the new Articles of Association

 of the Company in substitution of the existing

Articles of Association in its entirety  Proposed

Adoption ; authorize the Directors of the Company to

give effect to the aforesaid proposed adoption with

full power to assent to any conditions,

modifications, variations and/or amendments  if any

as may be imposed by any relevant authorities and to

take all such steps as they may deem necessary or

expedient in order to implement, finalize and give

full effect to the proposed adoption

PROPOSAL #0: Transact any other business                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WALLENSTAM AB, GOTEBORG

  TICKER:                  N/A                 CUSIP:   W9898E134

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the annual meeting of                     ISSUER             NO              N/A                  N/A

Shareholders

PROPOSAL #2: Election of Gunnar Larsson as the                   ISSUER             NO              N/A                  N/A

Chairman of the Annual Meeting of

PROPOSAL #3: Drawing up and approval of the voting            ISSUER             NO              N/A                  N/A

list

PROPOSAL #4: Approval of the Agenda                                       ISSUER             NO              N/A                  N/A

PROPOSAL #5: Election of one or two persons to verify        ISSUER             NO              N/A                  N/A

 the Minutes

PROPOSAL #6: Review of the procedures to establish if        ISSUER             NO              N/A                  N/A

 the annual meeting has been duly convened

PROPOSAL #7: Statements by the Chairman of the Board         ISSUER             NO              N/A                  N/A

of Directors and the Managing Director

PROPOSAL #8: Submission of the annual report and                ISSUER             NO              N/A                  N/A

consolidated accounts as well as the audit report

relating to the parent Company and the Group

PROPOSAL #9: Adopt the income statement and the                 ISSUER            YES             FOR                  FOR

balance sheet of the parent company and the Group

PROPOSAL #10: Approve a dividend of SEK 3.25 per                ISSUER            YES             FOR                  FOR

share (last year the figure was SEK 3.00 per share)

will be paid for the 2009 FY; the Board proposes

Monday 03 MAY 2020 as the record day; should the

annual meeting pass a resolution in accordance with

the proposal, it is estimated that the dividend will

be remitted by Euroclear Sweden AB on Thursday 06 may

PROPOSAL #11: Grant distribution of the Company's              ISSUER            YES             FOR                  FOR

profit in according with the adopted balance sheet

PROPOSAL #12: Report on the work of the Election                ISSUER             NO              N/A                  N/A

Committee

PROPOSAL #13: Approve five Board Members and no                 ISSUER            YES             FOR                  FOR

Deputy Board Members are elected and that one Auditor

 and one Deputy Auditor are elected

PROPOSAL #14: Approve a total remuneration of SEK              ISSUER            YES             FOR                  FOR

1,200,000 is paid to the Board of Directors (last

year the figure was SEK 1,200,000); of this, the

Chairman of the Board of Directors will receive SEK

600,000, the Vice Chairman SEK 225,000 and the other

Board Members SEK 125,000 each; the amounts include

remuneration for committee work; the Election

Committee proposes that the remuneration for the

Auditor is paid in accordance with the approved

PROPOSAL #15: Re-elect Christer Villard, Ulrica                 ISSUER            YES             FOR                  FOR

Jansson Messing, Anders Berntsson, Agneta Wallenstam

and Erik Asbrink. Christer Villard as the Chairman of

 the Board of Directors; the Election Committee is of

 the opinion that the proposed Board Members have the

 extent of competence, experience and background

required to match the needs of the Company'S

operation, development phase and conditions in general

PROPOSAL #16: Re-elect Sven-Arne Gardh as the                     ISSUER            YES             FOR                  FOR

Company'S Auditor and election of Anna Gullmarstrand

as the Deputy Auditor, both of Ernst & Young AB

PROPOSAL #17: Approve the 2009 Annual Meeting of                ISSUER            YES             FOR                  FOR

Shareholders assigned the Election Committee to

prepare a proposal for Election Committee ahead of

the 2010 Annual Meeting of Shareholders; In

accordance with the previously decided principles for

 the appointment of the Election Committee, the

specified is proposed

PROPOSAL #18: Approve the guidelines for salaries and        ISSUER            YES             FOR                  FOR

 other remuneration of Senior Executives is shown in

the Directors' report in the annual report for 2009

as specified

PROPOSAL #19: Amend the Articles of Association as            ISSUER            YES             FOR                  FOR

specified

PROPOSAL #20: Authorize the Board of Directors for a         ISSUER            YES             FOR                  FOR

term until the next annual meeting of shareholders to

 make decisions, on one or several occasions, to

acquire own series B shares on the NASDAQ OMX Nordic

Exchange up to a number which does not at any time

exceed 10% of the total number of shares in the

company; the acquisition shall be made at a price

within the registered price range at any time, i.e.

the range between the highest bid and the lowest

offer rate; the objective of the authorization to

acquire own shares is to give the Board of Directors

freedom to take action to adjust the Company'S

capital structure and create value for the Company'S

shareholders

PROPOSAL #21: Authorize the Board of Directors to              ISSUER            YES             FOR                  FOR

decide on the transfer of own shares that the Annual

Meeting for a term until the next Annual Meeting of

Shareholders, at the latest, to make decisions, on

one or several occasions, to transfer own shares as

specified

PROPOSAL #22: Closing of the Meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WALSIN TECHNOLOGY CORPORATION LTD

  TICKER:                  N/A                 CUSIP:   Y9494B102

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business reports and                       ISSUER             NO              N/A                  N/A

financial statements

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Other presentations                                         ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve 2009 financial statements                ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the proposal for the                        ISSUER            YES             FOR                  FOR

distribution of 2009 profits or offsetting deficit

PROPOSAL #B.3: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.5: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.6: Approve proposal to elect the                       ISSUER            YES             FOR                  FOR

Directors and Supervisors

PROPOSAL #B.7.1: Election of Chiao Yu Heng                          ISSUER            YES             FOR                  FOR

Shareholder No.263 as a Director

PROPOSAL #B.7.2: Election of Walsin Lihwa Corporation        ISSUER            YES             FOR                  FOR

 Shareholder No.74 Representative : Chiao Yu Cheng as

 a Director

PROPOSAL #B.7.3: Election of Tung Tju Hsien                        ISSUER            YES             FOR                  FOR

Shareholder No.9435 as a Director

PROPOSAL #B.7.4: Election of Lee Chia Hwa Shareholder        ISSUER            YES             FOR                  FOR

 No.77815 as a Director

PROPOSAL #B.7.5: Election of Chu Yeu Yuh Shareholder         ISSUER            YES             FOR                  FOR

No.230 as a Director

PROPOSAL #B.7.6: Election of Tsai Tsung Lin                        ISSUER            YES             FOR                  FOR

Shareholder No.28097 as a Director

PROPOSAL #B.7.7: Election of Chi Ga Investment                   ISSUER            YES             FOR                  FOR

Corporations Shareholder No.133612 Representative:Yeh

 Pei Chen as a Director

PROPOSAL #B.7.8: Election of Winbond Electronics                ISSUER            YES             FOR                  FOR

Corporation Shareholder No.79 Representative:Lin Wang

 Tsai as a Supervisor

PROPOSAL #B.7.9: Election of Oh Yang Chi Kun Id                 ISSUER            YES             FOR                  FOR

No.A110827710 as a Supervisor

PROPOSAL #B7.10: Election of Yu Hong Chi Shareholder         ISSUER            YES             FOR                  FOR

No.9411 as a Supervisor

PROPOSAL #B.8: Approve proposal to release the                   ISSUER            YES             FOR                  FOR

prohibition on directors from participation in

competitive business

PROPOSAL #B.9: Other issues and extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WAREHOUSES DE PAUW SICAFI SCA, MEISE

  TICKER:                  N/A                 CUSIP:   B9774V120

  MEETING DATE:      4/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the reports of the Managing              ISSUER             NO              N/A                  N/A

Director in relation to the statutory financial

statements and the consolidated financial statements

for the Company as of 31 DEC 2009

PROPOSAL #2.: Receive the reports of the Company                ISSUER             NO              N/A                  N/A

Auditor in relation to the said financial statements

PROPOSAL #3.: Approve the change of representation of        ISSUER             NO              N/A                  N/A

 the Statutory Equity Capital

PROPOSAL #4.: Approve the statutory financial                     ISSUER             NO              N/A                  N/A

statements closed on 31 DEC 2009 and allocation of

the profits

PROPOSAL #5.: Grant to discharge to the Managing                ISSUER             NO              N/A                  N/A

Director, to the permanent representative of the

Managing Director and to the Company Auditor

PROPOSAL #6.: Approve the remuneration of the                     ISSUER             NO              N/A                  N/A

Managing Director over the current 2010 FY

PROPOSAL #7.: Re-appointment of the Company Auditor          ISSUER             NO              N/A                  N/A

until the 2013 AGM

PROPOSAL #8.: Approve the remuneration of the mandate        ISSUER             NO              N/A                  N/A

 of Company Auditor for 2010 at the proposal of the

Managing Director

PROPOSAL #9.: Miscellaneous                                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WASION GROUP HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G9463P108

  MEETING DATE:      5/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the report of the                ISSUER            YES             FOR                  FOR

Directors, the audited financial statements and the

Auditor's report for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend of HKD 0.11 per        ISSUER            YES             FOR                  FOR

 share for the YE 31 DEC 2009

PROPOSAL #3.a: Re-elect Mr. Ji Wei as an Executive            ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #3.b: Re-elect Ms. Zheng Xiao Ping as an              ISSUER            YES             FOR                  FOR

Executive Director

PROPOSAL #3.c: Re-elect Mr. Pan Yuan as an                          ISSUER            YES             FOR                  FOR

Independent Non-Executive Director

PROPOSAL #4: Authorize the Board of Directors to fix         ISSUER            YES             FOR                  FOR

the Directors' remuneration

PROPOSAL #5: Re-appoint the Auditors and authorize            ISSUER            YES             FOR                  FOR

the Board of Directors to fix their remuneration

PROPOSAL #6: Authorize the Directors to repurchase            ISSUER            YES             FOR                  FOR

the Company's shares

PROPOSAL #7: Authorize the Directors to issue shares         ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve the extension of the authority          ISSUER            YES             FOR                  FOR

granted to the Directors by resolution 7 above by

adding the number of shares repurchased pursuant to

the authority granted to the Directors by Resolution

6 above

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WATAMI CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J95006102

  MEETING DATE:      6/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Transfer of Operations to                  ISSUER            YES             FOR                  FOR

Wholly-Owned Subsidiaries

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WAVIN N.V., ZWOLLE

  TICKER:                  N/A                 CUSIP:   N9438C101

  MEETING DATE:      7/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meetign                                     ISSUER             NO              N/A                  N/A

PROPOSAL #2.: Presentation on the rights issue                    ISSUER             NO              N/A                  N/A

PROPOSAL #3.: Amend the Articles of Association                  ISSUER            YES         ABSTAIN           AGAINST

PROPOSAL #4.A: Approve the designation of the                     ISSUER            YES         ABSTAIN           AGAINST

Management Board as the Body authorized to issue

ordinary shares

PROPOSAL #4.B: Approve the designation of the                     ISSUER            YES         ABSTAIN           AGAINST

Management Board as the Body authorized to restrict

or exclude statutory preemptive rights

[voorkeursrechten] upon the issue of ordinary shares

PROPOSAL #5.: Transact any other business                             ISSUER             NO              N/A                  N/A

PROPOSAL #6.: Closing of the general meeting                       ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WAVIN N.V., ZWOLLE

  TICKER:                  N/A                 CUSIP:   N9438C101

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the general meeting                         ISSUER             NO              N/A                  N/A

PROPOSAL #2: Report of the Managing Board on the FY          ISSUER             NO              N/A                  N/A

2009

PROPOSAL #3: Approve the annual accounts on the FY            ISSUER            YES             FOR                  FOR

2009

PROPOSAL #4: Approve the considering the amount of            ISSUER            YES             FOR                  FOR

profits and the limitations to pay dividend, it is

proposed to the general meeting to refrain from

payment of dividend and to add all profits as

mentioned in the annual accounts 2009 t o the

reserves of Wavin, in accordance with clause 22 sub 2

 of the Articles of Association of Wavin

PROPOSAL #5: Corporate Governance                                           ISSUER             NO              N/A                  N/A

PROPOSAL #6: Grant discharge to the Managing Board in        ISSUER            YES             FOR                  FOR

 respect of the duties performed during the past FY

PROPOSAL #7: Grant discharge to the Supervisory Board        ISSUER            YES             FOR                  FOR

 in respect of the duties performed during the past FY

PROPOSAL #8.a: Re-appoint Mr. Ph. P.F.C. Houben as            ISSUER            YES             FOR                  FOR

member of the Management Board

PROPOSAL #8.b: Re-appoint Mr. W.H J.C.M. Oomens as            ISSUER            YES             FOR                  FOR

member of the Management Board

PROPOSAL #8.c: Re-appoint Mr. A.R . Taylor as member         ISSUER            YES             FOR                  FOR

of the Management Board

PROPOSAL #8.d: Re-appoint Mr. H. Ten hove as member          ISSUER            YES             FOR                  FOR

of the Management Board

PROPOSAL #9: Re-appoint Mr. R.H .P.W. Kottman as                ISSUER            YES             FOR                  FOR

member of the Supervisory Board where all details as

laid down in Article 2:158 Paragraph 5, Section 2:

142 Paragraph 3 of the Dutch Civil Code are available

 for the general meeting of shareholders

PROPOSAL #10: Approve the general meeting assigns              ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers as the Auditors responsible

for auditing the financial accounts for the year 2010

PROPOSAL #11.a: Amend the Articles of Association in         ISSUER            YES             FOR                  FOR

respect of the following subjects: in connection with

 the increase of the nominal value of the shares

PROPOSAL #11.b: Amend the Articles of Association in         ISSUER            YES             FOR                  FOR

respect of the following subjects: in connection with

 publication obligations

PROPOSAL #12: Authorize the Managing Board subject to        ISSUER            YES             FOR                  FOR

 the approval of the supervisory board, to cause the

Company to acquire its own shares for valuable

consideration, up to a maximum number which, at the

time of acquisition, the Company is permitted to

acquire pursuant to the provisions of section 98,

sub-Section 2, of book 2 of the Netherlands Civil

Code, such acquisition may be effected by means of

any type of contract, including stock exchange

transactions and private transactions, CONTD

PROPOSAL #13.a: Authorize the Managing Board subject         ISSUER            YES             FOR                  FOR

to the approval of the Supervisory Board be

designated for a period of 18 months as the body

which is authorized to resolve to issue shares up to

a number of shares not exceeding the number of

unissued shares in the capital of the Company

PROPOSAL #13.b: Authorize the Managing Board under            ISSUER            YES             FOR                  FOR

approval of the Supervisory Board as the sole body to

 limit or exclude the pre-emptive right on new issued

 shares in the Company

PROPOSAL #14: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #15: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WCT BHD

  TICKER:                  N/A                 CUSIP:   Y9532D102

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and adopt the audited financial         ISSUER            YES             FOR                  FOR

statements for the YE 31 DEC 2009 and the reports of

the Directors and Auditors thereon

PROPOSAL #2: Declare the final dividend of 5.0 sen            ISSUER            YES             FOR                  FOR

per ordinary share of MYR 0.50 each less Malaysian

Income Tax of 25% for the YE 31 December 2009

PROPOSAL #3: Re-election of Mr. Choe Kai Keong as a          ISSUER            YES             FOR                  FOR

Director of the Company, who retires pursuant to

Article 65 of the Company's Articles of Association

PROPOSAL #4: Re-election of Mr. Liang Kai Chong as a         ISSUER            YES             FOR                  FOR

Director of the Company, who retires pursuant to

Article 65 of the Company's Articles of Association

PROPOSAL #5: Re-election of Mr. Loh Siew Choh as a            ISSUER            YES             FOR                  FOR

Director of the Company, who retires pursuant to

Article 65 of the Company's Articles of Association

PROPOSAL #6: Re-appoint Messrs Ernst & Young as the          ISSUER            YES             FOR                  FOR

Auditors of the Company and to authorize the

Directors to fix their remuneration

PROPOSAL #7: Authorize the Company and its                          ISSUER            YES             FOR                  FOR

subsidiaries  WCT Group , subject to the provisions

of the Listing Requirements of Bursa Malaysia

Securities Berhad, to enter into recurrent related

party transactions of a revenue or trading nature

with related parties as specified in Section 2.3 of

the Circular to Shareholders dated 20 APR 2010 which

are necessary for the day-to-day operations of WCT

Group in the ordinary course of business on terms not

 more favorable to the related parties than those

generally available to the public and are not

detrimental to the minority shareholders of the

Company and that such approve shall continue to be in

 force until;  Authority expires earlier of the

conclusion of the next AGM of the Company, at which

time it will lapse, unless renewed by a resolution

passed at that meeting CONT

PROPOSAL #CONT: CONT or the expiration of the period         ISSUER             NO              N/A                  N/A

within which the next AGM is required to be held

pursuant to Section 143 1  of the Companies Act, 1965

  the Act   but shall not extend to such extension as

 may be allowed pursuant to Section 143 2  of the Act

 ; and authorize the Directors of the Company to

complete and do all such acts and things as they may

consider expedient or necessary to give effect to the

 transactions contemplated by this resolution

PROPOSAL #8: Authorize the Company, subject to the            ISSUER            YES             FOR                  FOR

Companies Act, 1965  the Act , rules, regulations and

 orders made pursuant to the Act  as may be amended,

modified or re-enacted from time to time , the

provisions of the Company's Memorandum and Articles

of Association and the Listing Requirements of Bursa

Malaysia Securities Berhad  Bursa Securities  and any

 other relevant authority, to purchase such amount of

 ordinary shares of MYR 0.50 each in the Company's

issued and paid-up share capital as may be determine

by the Directors of the Company from time to time

through Bursa Securities: the number of ordinary

shares of MYR 0.50 each in the Company  Shares  which

 may be purchased or held by the Company shall not

exceed 10% of the issued and paid-up share capital

for the time being of the Company, subject to a

restriction that the issued CONT

PROPOSAL #CONT: CONT and paid-up share capital of the        ISSUER             NO              N/A                  N/A

 Company does not fall below the applicable minimum

share capital requirements of the Listing

Requirements of Bursa Securities; the maximum fund to

 be allocated by the Company for the purpose of

purchasing the Shares shall not exceed the total

retained earnings and share premium account of the

Company, the audited retained earnings and share

premium account of the Company as at 31 DEC 2009

amounted to MYR 82,234,770 and MYR 369,256,612

respectively;  Authority expires earlier of the

conclusion of the next AGM of the Company at which

time it shall lapse unless by ordinary resolution

passed at that meeting, the authority is renewed,

either unconditionally or subject to conditions; the

expiration of the period within which the next AGM is

 required by law to be held ; and CONT

PROPOSAL #CONT: CONT authorize the Directors of the          ISSUER             NO              N/A                  N/A

Company, upon completion of each purchase of Shares

by the Company, to cancel the Shares so purchased or

to retain the Shares so purchased as treasury shares

which may be distributed as dividend to shareholders

or resold on Bursa Securities or subsequently

cancelled or to retain part of the Shares so

purchased as treasury shares and cancel the remainder

 and/or to deal with the Shares in any other manner

as may be allowed or prescribed by the Act or any

other rules, regulations and/or orders made pursuant

to the Act and the Listing Requirements of Bursa

Securities and any other relevant authorities for the

 time being in force; to take all such steps as are

necessary or expedient to implement, finalize or to

effect the purchase'S  of Shares with full powers to

PROPOSAL #CONT: CONT to any conditions,                               ISSUER             NO              N/A                  N/A

modifications, resolutions, variations and/or amend

if any  as may be imposed by the relevant authorities

 and to do all such acts and things as the Directors

may deem fit and expedient in the best interest of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WEI CHUAN FOODS CORP

  TICKER:                  N/A                 CUSIP:   Y95335108

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the report on the 2009                     ISSUER             NO              N/A                  N/A

business operations

PROPOSAL #A.2: Receive the 2009 audited reports                  ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Receive the 2009 financial statements         ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: Receive the report on the status of            ISSUER             NO              N/A                  N/A

endorsement and guarantee

PROPOSAL #b.1: Approve the 2009 business reports,              ISSUER            YES             FOR                  FOR

financial statements and consolidated financial

statements

PROPOSAL #b.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

as follows: proposed cash dividend: TWD 0.6 per share

PROPOSAL #b.3: Amend the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #b.4: Amend the procedures of monetary loans        ISSUER            YES             FOR                  FOR

PROPOSAL #b.5: Amend the procedures of endorsement            ISSUER            YES             FOR                  FOR

and guarantee

PROPOSAL #b.6: Approve the capital injection by                 ISSUER            YES             FOR                  FOR

issuing new shares or global depositary receipt or

issuing new shares or convertible bonds via private

placement

PROPOSAL #b71.1: Election of Kong Ching Corp. Ltd./          ISSUER            YES             FOR                  FOR

Wei, Yin-Chun as a Director Shareholder ID No

PROPOSAL #B71.2: Election of Kong Ching Corp. Ltd./          ISSUER            YES             FOR                  FOR

Wu, Chung-Yi as a Director Shareholder ID No 909702603

PROPOSAL #B71.3: Election of Kong Ching Corp. Ltd./          ISSUER            YES             FOR                  FOR

Chang, Bo-Kuang as a Director Shareholder ID No

909702603

PROPOSAL #B71.4: Election of Kong Fa Investment                 ISSUER            YES             FOR                  FOR

Corp./ Wei, Ying-Chiao as a Director Shareholder ID

No 909702302

PROPOSAL #B71.5: Election of Kong Fa Investment                 ISSUER            YES             FOR                  FOR

Corp./ Wang, His-Ho as a Director Shareholder ID No

PROPOSAL #B71.6: Election of Kong Fa Investment                 ISSUER            YES             FOR                  FOR

Corp./ Tsurushima, Taka as a Director Shareholder ID

No 909702302

PROPOSAL #B71.7: Election of Kong Sheng Investment            ISSUER            YES             FOR                  FOR

Corp./ Hsu, Chiang as a Director Shareholder ID No

909702500

PROPOSAL #B71.8: Election of Kong Sheng Investment            ISSUER            YES             FOR                  FOR

Corp./ Wei, Hong-Ming as a Director Shareholder ID No

 909702500

PROPOSAL #B71.9: Election of Chu Ching Investment              ISSUER            YES             FOR                  FOR

Co., Ltd./ Hsieh, Mon-Chang as a Director Shareholder

 ID No 908980105

PROPOSAL #B72.1: Election of Kon Jun Corporation/              ISSUER            YES             FOR                  FOR

Chung, Kai-Yun as a Supervisor Shareholder ID No

914863007

PROPOSAL #B72.2: Election of Kong Chuan Corporation/         ISSUER            YES             FOR                  FOR

Lin, Frank as a Supervisor Shareholder ID No 914862801

PROPOSAL #B.8: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

the Directors from participation in competitive

business

PROPOSAL #B.9: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WEIR GROUP PLC, GLASGOW

  TICKER:                  N/A                 CUSIP:   G95248137

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve and adopt the Directors report          ISSUER            YES             FOR                  FOR

and the audited financial statements for the 53 weeks

 to 01 JAN 2010

PROPOSAL #2: Declare a final dividend for 53 weeks to        ISSUER            YES             FOR                  FOR

 01 JAN 2010 of 16.2 pence per ordinary share of 12.5

 pence payable on 03 JUN 2010 to those shareholders

on the register at the close of business on 07 MAY

PROPOSAL #3: Approve the remuneration report for the         ISSUER            YES             FOR                  FOR

53 weeks to 01 JAN 2010

PROPOSAL #4: Election of Jon Stanton as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #5: Re-election of Keith Cochrane as a                 ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #6: Re-election of Alan Mitchelson as a                ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #7: Re-election of Lord Smith as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #8: Re-appoint Ernst & Young LLP as the                ISSUER            YES             FOR                  FOR

Auditors of the Company to hold office until the

conclusion of the next general meeting at which

accounts are laid before the Company

PROPOSAL #9: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #10: Authorize the Directors, for the                   ISSUER            YES             FOR                  FOR

purposes of Section 551 of the Companies Act 2006 to

allot shares in the Company or subscribe for, or

convert any security into shares in the Company:  i

comprising equity securities  as defined in Section

560 of the Companies Act 2006  up to a maximum

aggregate nominal amount of GBP17,540,000  such

amount to be reduced by any shares allotted or rights

 granted under paragraph  ii  below  in connection

with an offer by way of a rights issue:  a  to

holders of shares in proportion  as nearly as may be

practicable  to their existing holdings; CONTD..

PROPOSAL #S.11: Authorize the Directors subject to            ISSUER            YES             FOR                  FOR

the passing of Resolution 10, pursuant to Section 571

 1  of the Companies Act 2006 to allot equity

securities  as defined by Section 560 of the

Companies Act 2006  for cash, either pursuant to the

authority conferred by Resolution 10 or by way of a

sale of treasury shares, as if Section 561 1  of the

Companies Act 2006 did not apply to any such

allotment, provided that this power shall be limited

to:  i  the allotment of equity securities in

connection with an offer by way of a rights issue

but in the case of the authority granted under

Resolution 10 i  by way of a rights issue as

PROPOSAL #S.12: Authorize the Company for the                     ISSUER            YES             FOR                  FOR

purposes of Section 701 of the Companies Act 2006 to

make market purchase  within the meaning of Section

693 4  of the Companies Act 2006  on the London Stock

 Exchange of ordinary shares of 12.5p each in the

capital of the Company provided that:  i  the maximum

 aggregate number of shares hereby authorized to be

purchased is 21,050,000;  ii  the minimum price which

 may be paid for such shares shall not be more than

5% above the average of the market values for a share

 as derived from the London Stock Exchange's Daily

Official List for the business days immediately

preceding the date on which the shares are purchased;

 CONTD..

PROPOSAL #S.13: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions of the

Company memorandum of Association which, by virtue of

 Section 28 of the Companies Act 2006, are to be

treated as provisions of the Company's Articles of

Association; and adopt the Articles of Association as

 specified as the Articles of Association of the

Company, in substitution for, and to the exclusion

of, the existing Articles of Association

PROPOSAL #S.14: Approve, that the general meetings,          ISSUER            YES             FOR                  FOR

other than the AGM, may be called on not less than 14

 clear days' notice

PROPOSAL #15: Approve the amendments to the rules of         ISSUER            YES             FOR                  FOR

the Group Long Term Incentive Plan referred to in the

 Chairman's Letter to shareholders dated 07 APR 2010,

 as specified and authorize the Directors to adopt

such amendments

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WELLSTREAM HLDGS PLC

  TICKER:                  N/A                 CUSIP:   G9529Y101

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Company's annual accounts            ISSUER            YES             FOR                  FOR

for the FYE 31 DEC 2009, together with the Directors'

 report, the Directors' remuneration report and the

Auditors' report on those accounts and on the

auditable part of the Directors' remuneration report

PROPOSAL #2: Re-appoint Deloitte LLP as Auditors to          ISSUER            YES             FOR                  FOR

hold office from the conclusion of this meeting until

 the conclusion of the next General Meeting of the

Company at which accounts are laid and to authorize

the Directors to fix their remuneration

PROPOSAL #3: Re-elect Sir Graham Hearne CBE as a                ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #4: Re-elect Mr. Francisco Gros as a                     ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #5: Re-elect Mr. Pat Murray as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #6: Elect Mr. Alasdair MacDonald as Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #7: Approve the Directors' Remuneration                ISSUER            YES             FOR                  FOR

Report for the FYE 31 DEC 2009

PROPOSAL #8: Declare a final dividend for the YE 31          ISSUER            YES             FOR                  FOR

DEC 2009 of 6p per ordinary share payable to

shareholders on the register at the close of business

 on 21 MAY 2010

PROPOSAL #9: Authorize the Directors of the Company,         ISSUER            YES             FOR                  FOR

pursuant to Section 551 of the Companies Act 2006 to

exercise all the powers of the Company to: A) allot

shares  as defined in section 540 of the Companies

Act 2006  in the Company or grant rights to subscribe

 for or to convert any security into shares in the

Company up to an aggregate nominal amount of GBP

332,666.74; and B) allot equity securities  as

defined in section 560 of the Companies Act 2006  up

to an aggregate nominal amount of GBP 665,333.48

such amount to be reduced by the aggregate nominal

amount of shares allotted or rights to subscribe for

or to convert any security into shares in the Company

 granted under paragraph (A) of this Resolution 9 in

connection with an offer by way of a rights issue :

i  to ordinary Shareholders in proportion  as nearly

as may be practicable  CONTD.

PROPOSAL #CONT: CONTD. to their existing holdings;            ISSUER             NO              N/A                  N/A

and  ii  to holders of other equity securities  as

defined in section 560 1  of the Companies Act 2006

as required by the rights of those securities or,

subject to such rights, as the Directors otherwise

consider necessary, and so that the Directors may

impose any limits or restrictions and make any

arrangements which they consider necessary or

appropriate to deal with treasury shares, fractional

entitlements, record dates, legal, regulatory or

practical problems in, or under the laws of, any

territory or any other matter  authority expires at

the end of the Company's next AGM after this

resolution is passed  or, if earlier, until the close

 of business on 30 JUN 2011   but, in each case, so

that the Company may make offers CONTD.

PROPOSAL #CONT: CONTD. and enter into agreements                ISSUER             NO              N/A                  N/A

before the authority expires which would, or might,

require equity securities to be allotted after the

authority expires and the directors may allot shares

or grant such rights under any such offer or

agreement as if the authority had not expired

PROPOSAL #S.10: Authorize the Directors of the                   ISSUER            YES             FOR                  FOR

Company, pursuant to Section 570 of the Companies Act

 2006 to allot equity securities  as defined in

Section 560 of the Companies Act 2006  for cash

pursuant to the authority granted by Resolution 9

and/or where the allotment constitutes an allotment

of equity securities by virtue of Section 560 3  of

the Companies Act 2006, in each case free of the

restriction in Section 561 of the Companies Act 2006,

 such power to be limited: A) to the allotment of

equity securities in connection with an offer of

equity securities  but in the case of an allotment

pursuant to the authority granted by paragraph  B  of

 resolution 9, such power shall be limited to the

allotment of equity securities in connection with an

offer by way of a rights issue only :  i  to ordinary

 shareholders CONTD.

PROPOSAL #CONT: CONTD in proportion  as nearly as may        ISSUER             NO              N/A                  N/A

 be practicable  to their existing holdings; and  ii

 to holders of other equity securities  as defined in

 section 560 1  of the Companies Act 2006 , as

required by the rights of those securities or,

subject to such rights, as the Directors otherwise

consider necessary, and so that the Directors may

impose any limits or restrictions and make any

arrangements which they consider necessary or

appropriate to deal with treasury shares, fractional

entitlements, record dates, legal, regulatory or

practical problems in, or under the laws of, any

territory or any other matter; and B) to the

allotment of equity securities pursuant to the

authority granted by paragraph  A  of resolution 9

and / or an allotment which constitutes an allotment

of equity securities by virtue of section 560 3  of

PROPOSAL #CONT: CONTD.  in each case otherwise than          ISSUER             NO              N/A                  N/A

in the circumstances set out in paragraph  A  of this

 resolution 10  up to a nominal amount of GBP

49,900.01; Authority expires until the end of the

Company's next AGM after this resolution is passed

or, if earlier, until the close of business on 30 JUN

 2011   but so that the Company may make offers and

enter into agreements before the power expires which

would, or might, require equity securities to be

allotted after the power expires and the Directors

may allot equity securities under any such offer or

agreement as if the power had not expired

PROPOSAL #S.11: Authorize the Directors of the                   ISSUER            YES             FOR                  FOR

Company, to make one or more market purchases within

the meaning of section 693 4  of the Companies Act

2006  of ordinary shares of GBP 0.01 each in the

capital of the Company  ordinary shares provided

that: a) the maximum aggregate number of ordinary

shares authorized to be purchased is 9,980,002

representing approximately 10 % of the issued

ordinary share capital ; b) the minimum price which

may be paid for an ordinary share is GBP 0.01; c) the

 maximum price which may be paid for an ordinary

share is an amount equal to 105% of the average of

the middle market quotations for an ordinary share as

 derived from The London Stock Exchange Daily

Official List for the five business days immediately

preceding the day on which that ordinary share CONTD..

PROPOSAL #CONT: CONTD. is purchased;  Authority                 ISSUER             NO              N/A                  N/A

expires at the date of the next AGM of the Company

after the passing of this resolution or, if earlier,

30 JUN 2011 ; and the Company may make a contract to

purchase ordinary shares under this authority before

the expiry of the authority which will or may be

executed wholly or partly after the expiry of the

authority, and may make a purchase of ordinary shares

 in pursuance of any such contract

PROPOSAL #S.12: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all the provisions formerly

in the Company's Memorandum of Association which, by

virtue of section 28 of the Companies Act 2006, are

treated as provisions of the Company's Articles of

Association; and (b) the Articles of Association

produced to the meeting and initialed by the Chairman

 of the meeting for the purpose of identification be

adopted as the New Articles of the Company in

substitution for, and to the exclusion of, the

existing Articles of Association with effect from the

 conclusion of the AGM

PROPOSAL #S.13: Authorize the general meeting other          ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 clear

days' notice provided that the authority expires at

the conclusion of the next AGM of the Company after

the date of passing of the resolution

PROPOSAL #14: Approve, the Well stream Holdings PLC          ISSUER            YES             FOR                  FOR

Share Incentive Plan  SIP , the main features of

which are summarized in the Appendix to this Notice

of AGM and a copy of the rules and trust deed of

which have been produced to the meeting and initialed

 by the Chairman of the meeting for the purposes of

identification, and authorize the Directors to do all

 acts and things which they may consider necessary or

 desirable to carry the same into effect and to make

such changes as they consider appropriate for that

purpose; b) the Company's Board be hereby authorized

to establish future share plans for the benefit of

employees overseas based on the SIP, modified to the

extent necessary or desirable to take account of

overseas tax, securities and exchange control laws

and CONTD..

PROPOSAL #CONT: CONTD. regulations, provided that              ISSUER             NO              N/A                  N/A

such plans must operate within the limits on

individual or overall participation summarized in the

 Appendix to this Notice of AGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WELSPUN GUJARAT STAHL ROHREN  LTD

  TICKER:                  N/A                 CUSIP:   Y9535F120

  MEETING DATE:      9/4/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the balance sheet as         ISSUER            YES             FOR                  FOR

at 31 MAR 2009 and the profit and loss account for

the YE on that date and the report of the Directors

and the Auditors thereon

PROPOSAL #2.: Declare the dividend on Equity Shares           ISSUER            YES             FOR                  FOR

PROPOSAL #3.: Re-appoint Mr. Rajesh Mandawewala as a         ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Ramgopal Sharma as a              ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Nirmal Gangwal as a                ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6.: Re-appoint M/s. MGB & Co., Chartered            ISSUER            YES             FOR                  FOR

Accountants as the Statutory Auditors, who retires at

 the meeting

PROPOSAL #S.7: Appoint, pursuant to Section 198, 269,        ISSUER            YES             FOR                  FOR

 309, 310, Schedule XIII and other applicable

provisions, if any, of the Companies Act, 1956 [the

Act] and subject to such other approvals as may be

required under the Act or otherwise, Mr. Asim

Chakraborty as a Director of the Company, for a

period of 5 years with effective from 20 APR 2009,

subject to be liable for retirement by rotation u/s.

255 & 256 of the Companies Act, 1956, on an aggregate

 remuneration as specified; authorize the Board of

Directors of the Company to vary, alter, increase,

enhance or widen the scope of the remuneration, to

the extent specified in Schedule XIII and other

applicable provisions, if any of the Act as amended

from time to time; to increase the aforesaid ceiling

firstly on 01 APR 2010 and thereafter at the end of

every 12 months by not more than 25% of the

remuneration drawn in the end of the preceding year;

to enter into agreement/issue letter of increase in

remuneration and to do all such acts, deeds, matters

and things as may be considered necessary, desirable

or expedient for the purpose of giving effect to this

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WELSPUN GUJARAT STAHL ROHREN  LTD

  TICKER:                  N/A                 CUSIP:   Y9535F120

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, pursuant to the provisions of        ISSUER            YES             FOR                  FOR

 Section 16, 21, 31 and other applicable provisions

of the Companies Act, 1956 and subject to the

approval of the registrar of Companies, Gujarat and

such other authorities, as may be necessary in this

regard to change the name of the Company from

'Welspun-Gujrat Stahl Rohren Limited to 'Welspun Corp

 Limited; amend subject to approvals as above, Clause

 I of Memorandum of Association by substituting the

specified new Clause: that wherever 'Welspun-Gujarat

Stahl Rohren Limited' is appearing in the Memorandum

and Artiles of Association of the Company as the name

 of the Company the same be replaced by 'Welspun

Corporation Limited; authorize the Board of Directors

 or the Committee of the Board of the Directors of

the Company to take all such reasonable steps as they

 deem necessary in respect of resolution aforesaid,

including signing and filing the required e-forms,

documents, reports etc. with the regis

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WELTREND SEMICONDUCTOR INC

  TICKER:                  N/A                 CUSIP:   Y95351105

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: 2009 business report                                       ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: Supervisor's review report on 2009              ISSUER             NO              N/A                  N/A

financial statements

PROPOSAL #1.3: The completion of merger                                ISSUER             NO              N/A                  N/A

PROPOSAL #1.4: Other reporting matters                                  ISSUER             NO              N/A                  N/A

PROPOSAL #2.1: Adopt the 2009 financial statements             ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Adopt the proposal for distribution of        ISSUER            YES             FOR                  FOR

 2009 profits  cash dividend TWD 0.8 per share

PROPOSAL #3.1: Amend the Corporate Charter or                     ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3.2: Amend the operational procedures for          ISSUER            YES             FOR                  FOR

loaning of Company funds, endorsement and guarantees

PROPOSAL #3.3: Approve the proposal of purchasing              ISSUER            YES             FOR                  FOR

liability insurance for Directors and Supervisors

PROPOSAL #4: Election of Directors and Supervisors             ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve to release newly elected                     ISSUER            YES             FOR                  FOR

Directors from non competition restrictions

PROPOSAL #6: Extemporary motion                                              ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WERELDHAVE NV

  TICKER:                  N/A                 CUSIP:   N95060120

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening                                                                 ISSUER             NO              N/A                  N/A

PROPOSAL #2: Minutes of the general meeting of                   ISSUER             NO              N/A                  N/A

shareholders on 02 APR 2009

PROPOSAL #3: Report of the Board of Management                    ISSUER             NO              N/A                  N/A

PROPOSAL #4: Corporate governance                                           ISSUER             NO              N/A                  N/A

PROPOSAL #5: Wereldhave's dividend policy is based on        ISSUER             NO              N/A                  N/A

 a pay-out ratio within a margin of 85%-95% of

operational results

PROPOSAL #6: Approve the remuneration report 2009 of         ISSUER            YES             FOR                  FOR

the Supervisory Board

PROPOSAL #7: Opportunity to question the External              ISSUER             NO              N/A                  N/A

Accountant

PROPOSAL #8: Approve the accounts for 2009 and a                ISSUER            YES             FOR                  FOR

dividend of EUR 4.65 per ordinary share, of which EUR

 3.20 in cash in compliance with the fiscal

distribution requirement, subject to withholding tax,

 and EUR 1.45 at the choice of the shareholder in

cash or in shares, charged to the reinvestment

reserve, free of withholding tax; trade of stocks on

the Euronext Stock Exchange is not offered; the pay-

out ratio amounts to 94.3%; shareholders can make

their choice as from 19 APR until 03 MAY 2010, 17.00

Hr CET; if a shareholder does not communicate his

choice, the dividend will be paid in shares; the

optional dividend component in shares (as a

PROPOSAL #9: Approve the management by the Board of          ISSUER            YES             FOR                  FOR

Management including discharge of the Members of the

Board of Management

PROPOSAL #10: Approve the supervision on management          ISSUER            YES             FOR                  FOR

by the Supervisory Board, including discharge of the

Members of the Supervisory Board

PROPOSAL #11: Re-appointment of Mr. P. H. J. Essers          ISSUER            YES             FOR                  FOR

as a Member of the Supervisory Board for a term of 3

years, who retires by rotation, the reason for the

nomination is Mr. Essers experience in Tax law

PROPOSAL #12: Appointment of PricewaterhouseCoopers          ISSUER            YES             FOR                  FOR

N.V., Accountants, for the review of

PROPOSAL #13: Questions before closure of the meeting        ISSUER             NO              N/A                  N/A

PROPOSAL #14: Closure of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WEST FRASER TIMBER CO LTD

  TICKER:                  N/A                 CUSIP:   952845105

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Election of Henry H. Ketcham as a                ISSUER            YES             FOR                  FOR

Director to hold office until the close of

PROPOSAL #1.2: Election of Clark S. Binkley as a                ISSUER            YES             FOR                  FOR

Director to hold office until the close of

PROPOSAL #1.3: Election of J. Duncan Gibson as a                ISSUER            YES             FOR                  FOR

Director to hold office until the close of

PROPOSAL #1.4: Election of Samuel W. Ketcham as a              ISSUER            YES             FOR                  FOR

Director to hold office until the close of

PROPOSAL #1.5: Election of William P. Ketcham as a            ISSUER            YES             FOR                  FOR

Director to hold office until the close

PROPOSAL #1.6: Election of Harald H. Ludwig as a                ISSUER            YES             FOR                  FOR

Director to hold office until the close of

PROPOSAL #1.7: Election of Brian F. macneill as a              ISSUER            YES             FOR                  FOR

Director to hold office until the close of

PROPOSAL #1.8: Election of Robert L. Phillips as a            ISSUER            YES             FOR                  FOR

Director to hold office until the close

PROPOSAL #1.9: Election of Janice G. Rennie as a                ISSUER            YES             FOR                  FOR

Director to hold office until the close of

PROPOSAL #2: Appointment of the                                             ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers LLP, Chartered Accountants as

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WESTERN AREAS NL, WEST PERTH WA

  TICKER:                  N/A                 CUSIP:   Q9618L100

  MEETING DATE:      11/6/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve, for the purpose of the Section        ISSUER            YES         AGAINST           AGAINST

 250R[2] of the Corporations Act and for all other

purposes, the remuneration report as specified in the

 Company's annual financial report for the FYE 30 JUN

 2009

PROPOSAL #S.2: Adopt and approve, for the purpose of         ISSUER            YES             FOR                  FOR

Section 136[2] of the Corporation Act and all other

purposes, the Constitution specified in the document

submitted at the AGM and signed by the Chairman for

the purpose of identification, in substitution for

and to the exclusion of the existing Constitution of

the Company with effect from the end of the AGM

PROPOSAL #3.: Re-appoint, for the purposes of the              ISSUER            YES             FOR                  FOR

Clause 11.6 of the Constitution and for all other

purposes, Mr. Rick Yeates as a Director of the Company

PROPOSAL #4.: Re-elect, for the purposes of the                 ISSUER            YES             FOR                  FOR

Clause 11.3 of the Constitution and for all other

purposes, Mr. Robin Dunbar as a Director of the

PROPOSAL #5.: Re-elect, for the purposes of the                 ISSUER            YES         AGAINST           AGAINST

Clause 11.3 of the Constitution and for all other

purposes, Mr. Craig Oliver as a Director of the

PROPOSAL #6.: Authorize the Directors, for the                   ISSUER            YES             FOR                  FOR

purposes of the Section 208 of the Corporations Act,

ASX Listing Rule 10.11 and for all other purposes, to

 allot and issue 200,000 Director Options at an

exercise price of AUD 7.50 [a premium of 48.5% over

the closing share price at the date of the

remuneration committee meeting] to Mr. Daniel Lougher

 [or his nominee] on the terms and conditions as

specified

PROPOSAL #7.: Authorize the Directors, for the                   ISSUER            YES             FOR                  FOR

purposes of the Section 208 of the Corporations Act,

ASX Listing Rule 10.11 and for all other purposes, to

 allot and issue 200,000 Director Options at an

exercise price of AUD 7.50 [a premium of 48.5% over

the closing share price at the date of the

remuneration committee meeting] to Mr. Craig Oliver

[or his nominee] on the terms and conditions as

specified

PROPOSAL #8.: Authorize the Directors, for the                   ISSUER            YES         AGAINST           AGAINST

purposes of the Section 208 of the Corporations Act,

ASX Listing Rule 10.11 and for all other purposes, to

 allot and issue 200,000 Director Options at an

exercise price of AUD 7.50 [a premium of 48.5% over

the closing share price at the date of the

remuneration committee meeting] to Mr. David Cooper

[or his nominee] on the terms and conditions as

specified

PROPOSAL #9.: Authorize the Directors, for the                   ISSUER            YES         AGAINST           AGAINST

purposes of the Section 208 of the Corporations Act,

ASX Listing Rule 10.11 and for all other purposes, to

 allot and issue 200,000 Director Options at an

exercise price of AUD 7.50 [a premium of 48.5% over

the closing share price at the date of the

remuneration committee meeting] to Mr. Robin Dunbar

[or his nominee] on the terms and conditions as

specified

PROPOSAL #10.: Authorize the Directors, for the                 ISSUER            YES         AGAINST           AGAINST

purposes of the Section 208 of the Corporations Act,

ASX Listing Rule 10.11 and for all other purposes, to

 allot and issue 200,000 Director Options at an

exercise price of AUD 7.50 [a premium of 48.5% over

the closing share price at the date of the

remuneration committee meeting] to Mr. Rick Yeates

[or his nominee] on the terms and conditions as

PROPOSAL #11.: Authorize the Directors, for the                 ISSUER            YES         AGAINST           AGAINST

purposes of the Section 208 of the Corporations Act,

ASX Listing Rule 10.11 and for all other purposes, to

 allot and issue 200,000 Director Options at an

exercise price of AUD 7.50 [a premium of 48.5% over

the closing share price at the date of the

remuneration committee meeting] to Mr. Terry Streeter

 [or his nominee] on the terms and conditions as

specified

PROPOSAL #12.: Authorize the Directors, for the                 ISSUER            YES             FOR                  FOR

purposes of the Section 208 of the Corporations Act,

ASX Listing Rule 10.11 and for all other purposes, to

 allot and issue 200,000 Director Options at an

exercise price of AUD 7.50 [a premium of 48.5% over

the closing share price at the date of the

remuneration committee meeting] to Mr. Julian Hanna

[or his nominee] on the terms and conditions as

specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WESTERN CDN COAL CORP

  TICKER:                  N/A                 CUSIP:   957860109

  MEETING DATE:      9/29/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to set the number of Directors         ISSUER            YES             FOR                  FOR

at 7

PROPOSAL #2.: Elect John Byrne, Robert F. Chase, John        ISSUER            YES         AGAINST           AGAINST

 R. Brodie, John W. Hogg, John Conlon, Charles

Pitcher, Julian Treger as the Directors

PROPOSAL #3.: Appoint PricewaterhouseCoopers LLP as          ISSUER            YES             FOR                  FOR

the Auditors of the Company for the ensuing year

PROPOSAL #4.: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

Auditors' remuneration

PROPOSAL #S.5: Amend the notice of Articles of the            ISSUER            YES             FOR                  FOR

Company to change the name of the Company to Western

Coal Corp. or to such other name as be deemed

appropriate by the Directors in their sole discretion

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WH SMITH PLC, SWINDON WILTSHIRE

  TICKER:                  N/A                 CUSIP:   G8927V149

  MEETING DATE:      1/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts and reports of the        ISSUER            YES             FOR                  FOR

 Directors and the Auditors for the YE 31 AUG 2009

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the YE 31AUG 2009

PROPOSAL #3.: Declare a final dividend of 11.3p per          ISSUER            YES             FOR                  FOR

share on the ordinary shares

PROPOSAL #4.: Re-elect Mr. John Barton                                  ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-appoint the Auditors                                    ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Authorize the Board to determine the            ISSUER            YES             FOR                  FOR

Auditors' remuneration

PROPOSAL #7.: Grant authority to make political                 ISSUER            YES             FOR                  FOR

donations

PROPOSAL #8.: Grant authority to allot shares                      ISSUER            YES             FOR                  FOR

PROPOSAL #S.9: Grant authority to disapply pre-                  ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #S.10: Grant authority to make market                   ISSUER            YES             FOR                  FOR

purchases of ordinary shares

PROPOSAL #S.11: Approve to call general meetings on          ISSUER            YES             FOR                  FOR

14 days notice

PROPOSAL #S.12: Adopt new Articles of Association               ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WHK GROUP LTD

  TICKER:                  N/A                 CUSIP:   Q9769J102

  MEETING DATE:      11/13/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial          ISSUER             NO              N/A                  N/A

report of the Company, the consolidated financial

report of the Company and its controlled entities,

the Directors' report and the Auditor's report in

respect of the FYE 30 JUN 2009

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

FYE 30 JUN 2009 as disclosed in the Directors' report

PROPOSAL #3.a: Re-elect the retiring Director Mr.              ISSUER            YES             FOR                  FOR

Peter Hastings Warne in accordance with the Company's

 Constitution

PROPOSAL #3.b: Re-elect the retiring Director Mr.              ISSUER            YES             FOR                  FOR

Raymond Maxwell Smith in accordance with the

Company's Constitution

PROPOSAL #S.4: Amend Clause 37 by deleting sub clause        ISSUER            YES             FOR                  FOR

 37.2 and replacing it as specified, inserting

specified new Clause 21 after Clause 20 of the

Company's Constitution, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WIENERBERGER AG

  TICKER:                  N/A                 CUSIP:   A95384110

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the approved annual              ISSUER             NO              N/A                  N/A

financial statements for the 2009 financial year and

review of operations for the company, which was

combined with the review of operations for the group,

 as well as the corporate governance report, the

consolidated financial statements for the 2009

financial year and the report of the      Supervisory

 Board on the 2009 financial year

PROPOSAL #2.: Resolution on the release of the                   ISSUER            YES             FOR                  FOR

members of the Managing Board from liability for the

2009 financial year

PROPOSAL #3.: Resolution on the release of the                   ISSUER            YES             FOR                  FOR

members of the Supervisory Board from liability for

the 2009 financial year

PROPOSAL #4.: Election of the auditor of the annual          ISSUER            YES             FOR                  FOR

financial statements and consolidated financial

statements for the 2010 financial year

PROPOSAL #5.: Resolution on the authorization for the        ISSUER            YES             FOR                  FOR

 repurchase of the company's shares

PROPOSAL #6.: Resolution on the amendment of the                ISSUER            YES             FOR                  FOR

Articles of Association, in particular to meet

changes in Austrian stock corporation law

(Aktienrechts-     nderungsgesetz 2009, AktR G 2009)

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WIHLBORGS FASTIGHETER AB

  TICKER:                  N/A                 CUSIP:   W9899S108

  MEETING DATE:      4/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the calling the meeting to order        ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of Erik Paulsson as the                     ISSUER            YES             FOR                  FOR

Chairman for the meeting

PROPOSAL #3: Approve the voting list                                     ISSUER            YES             FOR                  FOR

PROPOSAL #4: Election of one or two persons to verify        ISSUER            YES             FOR                  FOR

 the Minutes

PROPOSAL #5: Approve the agenda                                              ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve that whether the meeting is                ISSUER            YES             FOR                  FOR

constitutional

PROPOSAL #7: Presentation by the Chief Executive                ISSUER             NO              N/A                  N/A

Officer

PROPOSAL #8: Presentation of the annual accounts and         ISSUER             NO              N/A                  N/A

Auditor's report plus consolidated accounts and

consolidated Auditor's report

PROPOSAL #9.a: Approve the profit and loss statement         ISSUER            YES             FOR                  FOR

and balance sheet plus consolidated profit and loss

statement and consolidated balance sheet

PROPOSAL #9.b: Approve the appropriation of the                 ISSUER            YES             FOR                  FOR

Company's profit according to the approved balance

sheet; that the dividend for 2009 be at SEK 6.75 per

share

PROPOSAL #9.c: Approve the freedom from                               ISSUER            YES             FOR                  FOR

responsibility for the Board Members and the Chief

PROPOSAL #9.d: Approve the proposed record day for            ISSUER            YES             FOR                  FOR

the dividend is Monday 26 APR 2010; if the meeting

decides according to the proposal, cash payment is

expected to be sent by Euroclear Sweden AB on Friday

29 APR 2010; record day, assuming the annual general

meeting agrees on a dividend

PROPOSAL #10: Approve the 8 number of Members of the         ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #11: Approve the fees for the Board Members         ISSUER            YES             FOR                  FOR

and the Auditors; fees to the Board shall total SEK

940,000  SEK 940,000  be distributed as SEK 220,000

to the Board Chairman and SEK 120,00 to each Board

Member not employed by the Company and audit fees be

set according to an approved account

PROPOSAL #12: Re-elect Erik Paulsson, Kerstin                     ISSUER            YES             FOR                  FOR

Fredriksson, Anders Jarl, Sara Karlsson, Helen

Olausson, Tommy Qvarfort and Johan Qviberg  and Per-

Ingemar Persson (born 1956), Executive Vice President

 of Veidekke ASA and Country Manager Sweden, is

proposed as a new board member and Arne Bernroth has

declined re-election

PROPOSAL #13: Appointment of a new election Committee        ISSUER            YES             FOR                  FOR

 is unchanged, i.e. that a new

PROPOSAL #14: Approve the principles for remuneration        ISSUER            YES             FOR                  FOR

 and terms of employment for Group Management as

specified

PROPOSAL #15: Authorize the Board to acquire and                ISSUER            YES             FOR                  FOR

assign own shares

PROPOSAL #16: Authorize the Board to decide on any            ISSUER            YES             FOR                  FOR

new share issue corresponding to no more than 10% of

the outstanding shares

PROPOSAL #17: Any other business                                            ISSUER             NO              N/A                  N/A

PROPOSAL #18: Meeting closes                                                   ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WILH.WILHELMSEN LTD ASA, LYSAKER

  TICKER:                  N/A                 CUSIP:   R98978100

  MEETING DATE:      4/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the notice of AGM and the agenda        ISSUER            YES             FOR                  FOR

 thereof

PROPOSAL #2: Appointment of one person to co-sign the        ISSUER            YES             FOR                  FOR

 minutes

PROPOSAL #3: Approve the annual accounts and annual          ISSUER            YES             FOR                  FOR

report for 2009, as well as cash dividends

PROPOSAL #4: Approve to determine the Directors'                ISSUER            YES             FOR                  FOR

remuneration

PROPOSAL #5: Approve the remuneration to the Auditor         ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the declaration of the Board of         ISSUER            YES             FOR                  FOR

Directors on the determination of remuneration and

other benefits for leading employees pursuant to

Section 6-16a of the Public Limited Companies Act

PROPOSAL #7: Election of Directors                                         ISSUER            YES             FOR                  FOR

PROPOSAL #8: Amend the Article 6 of the Articles of          ISSUER            YES             FOR                  FOR

Association with regard to notice of general meetings

PROPOSAL #9: Approve the introduction of an election         ISSUER            YES             FOR                  FOR

committee - appointment of Members and remuneration

to the Members

PROPOSAL #10: Approve the presentation of the                     ISSUER            YES             FOR                  FOR

proposed restructuring of the Wilh. Wilhelmsen Group

PROPOSAL #11: Approve the distribution of all shares         ISSUER            YES             FOR                  FOR

of the subsidiary Oppstartsfase I holding Asa in the

form of dividends

PROPOSAL #12: Approve the proposed share capital                ISSUER            YES             FOR                  FOR

reduction - cancellation of own shares

PROPOSAL #13: Approve the proposed merger with                   ISSUER            YES             FOR                  FOR

Oppstartsfase I Asa, with merger consideration from

Oppstartsfase I holding Asa

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WINCANTON PLC

  TICKER:                  N/A                 CUSIP:   G9688X100

  MEETING DATE:      7/23/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual accounts          ISSUER            YES             FOR                  FOR

of the Company, the Directors report and the Auditors

 report on the annual accounts for the YE 31 MAR 2009

PROPOSAL #2.: Approve the Directors remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 MAR 2009

PROPOSAL #3.: Declare the final dividend of the                 ISSUER            YES             FOR                  FOR

Company recommended by the Directors for the YE 31

MAR 2009 of 10.08p per ordinary share

PROPOSAL #4.: Re-elect Mr. Jonson Cox as a Director          ISSUER            YES             FOR                  FOR

of the Company, who retires by rotation in accordance

 with the Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. Nigel Sullivan as a                   ISSUER            YES             FOR                  FOR

Director of the Company, who retires by rotation in

accordance with the Company's Articles of Association

PROPOSAL #6.: Appoint KPMG Audit Plc as the Auditors         ISSUER            YES             FOR                  FOR

to hold office until the conclusion of the next

general meeting at which accounts are laid before the

 Company

PROPOSAL #7.: Authorize the Audit Committee to fix            ISSUER            YES             FOR                  FOR

the remuneration of the Auditors

PROPOSAL #8.: Authorize the Company and its                        ISSUER            YES             FOR                  FOR

subsidiaries to make donations to Political

Organizations and to incur Political Expenditure up

to an aggregate nominal amount not exceeding of GBP

50,000, during the period ending on the date of the

Company's AGM in 2010, for the purposes of this

resolution the expressions Donations, Political

Organizations and Political Expenditure have the

meaning specified in Part 14 of the Companies Act 2006

PROPOSAL #9.: Authorize the Directors, in                            ISSUER            YES             FOR                  FOR

substitution for all existing authority and pursuant

to and in accordance with Section 80 of the Companies

 Act 1985 [the 1985 Act], to allot relevant

securities [Section 80(2) of the 1985 Act] up to an

aggregate nominal amount of GBP 4,005,671; comprising

 equity securities [1985 Act] up to a further nominal

 amount of GBP 4,005,671 in connection with an offer

by way of a right issue, [Authority expires at the

conclusion of the AGM of the Company on 30 SEP 2010

or 2010]; and the Directors may allot relevant

securities after the expiry of this authority in

pursuance of such an offer or agreement made prior to

PROPOSAL #S.10: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the passing of Resolution 9 and pursuant to Section

94(2) of the Companies Act 1985, to allot equity

securities [Section 94(2) of the 1985 Act] wholly for

 cash: provided that this power is limited to the

allotment of equity securities; in connection with

pre-emptive offer and otherwise than in connection

with a pre-emptive offer up to an aggregate nominal

amount of GBP 606,919; [Authority expires at the

conclusion of the AGM of the Company on 30 SEP 2010];

 and the Company may make offers and entered into

agreement during this period which would or might

require equity securities to be allotted after the

powers ends and the board may allot equity securities

 under any such offer or agreements as if the power

PROPOSAL #S.11: Authorize the market purchases of own        ISSUER            YES             FOR                  FOR

 shares

PROPOSAL #S.12: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

PROPOSAL #S.13: Authorize a general meeting other              ISSUER            YES             FOR                  FOR

than an AGM to be called on not less than 14 clear

days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WINCOR NIXDORF AG

  TICKER:                  N/A                 CUSIP:   D9695J105

  MEETING DATE:      1/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2008/2009 FY

with the report of the Supervisory Board, the Group

financial statements, the Group annual report, and

the reports pursuant to Sections 289(4) and 315(4) of

 the German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER             NO              N/A                  N/A

distributable profit of EUR 188,749,004.66 as

follows: payment of a dividend of EUR 1.85 per no-par

 share, EUR 130,170,589.86 shall be carried forward,

ex-dividend and payable date: 26 JAN 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER             NO              N/A                  N/A

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER             NO              N/A                  N/A

Supervisory Board

PROPOSAL #5.: Appointment of the Auditors for the              ISSUER             NO              N/A                  N/A

2009/2010 FY: KPMG AG, Bielefeld

PROPOSAL #6.: Renewal of the authorization to acquire        ISSUER             NO              N/A                  N/A

 own shares; the Company shall be authorized to

acquire own shares of up to 10% of the share capital,

 at prices not deviating more than 10% from the

market price of the shares, on or before 25 JUL 2011;

 the Board of Managing Directors shall be authorized

to use the shares for all legally admissible purposes

 and especially to dispose of the shares in a manner

other than the stock exchange or an offer to all

shareholders if the shares are sold at a price not

materially below their market price, to use the

shares in connection with mergers and acquisitions,

to use the shares within the scope of the Company's

stock option plan as per item 7, to use the shares

for satisfying conversion or options rights, and for

residual amounts

PROPOSAL #7.: Resolution on the authorization to                ISSUER             NO              N/A                  N/A

grant stock options, the creation of new contingent

capital, and the Correspondent Amendment to the

Articles of Association; the Company shall be

authorized to issue stock options for shares of the

Company to executives and employees of the Company

and its affiliates, on or before 24 JAN 2015; the

Company's share capital shall be increased

accordingly by up to EUR 1,654,249 through the issue

of up to 1,654,249 new bearer no-par shares, insofar

as stock options are exercised [Contingent Capital I

PROPOSAL #8.: Approval of the remuneration system for        ISSUER             NO              N/A                  N/A

 the Members of the Board of Managing Directors

PROPOSAL #9.1: Amendments to the Articles of                       ISSUER             NO              N/A                  N/A

Association in accordance with the law on the

implementation of the shareholder rights directive

[ARUG]: Section 14(2), in respect of the notice of

shareholders meeting being published in the

electronic federal gazette at least 30 days prior to

last date of registration for the meeting

PROPOSAL #9.2: Amendments to the Articles of                       ISSUER             NO              N/A                  N/A

Association in accordance with the law on the

implementation of the shareholder rights directive

[ARUG]: Section 15, in respect of shareholders being

entitled to participate and vote at the shareholders

meeting if they register with the Company by the

sixth day prior to the meeting and provide evidence

of their shareholding as per the statutory record date

PROPOSAL #9.3: Amendments to the Articles of                       ISSUER             NO              N/A                  N/A

Association in accordance with the law on the

implementation of the shareholder rights directive

[ARUG]: Section 16, in respect of shareholders being

authorized to issue proxy voting instructions, and

the Board of Managing Directors being authorized to

provide for the shareholders to exercise their right

to vote, without participating at the meeting, in

writing or by way of electronic means of communication

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WINTEK CORP

  TICKER:                  N/A                 CUSIP:   Y9664Q103

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The proposal of merger with Wintek              ISSUER             NO              N/A                  N/A

Europe Sarl

PROPOSAL #A.4: The status of assets impairment                    ISSUER             NO              N/A                  N/A

PROPOSAL #A.5: The status of the issuance of new                ISSUER             NO              N/A                  N/A

shares via private placement

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit of year 2009

PROPOSAL #B.3: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans and the procedures of endorsement

and guarantee

PROPOSAL #B51.1: Election of Huang Hieng Hsiung as a         ISSUER            YES             FOR                  FOR

Director,  Shareholder No.:62

PROPOSAL #B51.2: Election of Liu Hsiu Lien as a                 ISSUER            YES             FOR                  FOR

Director,  Shareholder No.:63

PROPOSAL #B51.3: Election of Huang Shih Chieh as a            ISSUER            YES             FOR                  FOR

Director,  Shareholder No.:68

PROPOSAL #B51.4: Election of representative of                   ISSUER            YES             FOR                  FOR

Hannstar Display Corp. as a Director, Shareholder

No.:172365

PROPOSAL #B51.5: Election of representative of Lee            ISSUER            YES             FOR                  FOR

Cheng Few as a Director,  Shareholder No.: 92764

PROPOSAL #B51.6: Election of Huang Jen-Hung as a                ISSUER            YES             FOR                  FOR

Director ,  Shareholder No.:120107

PROPOSAL #B51.7: Election of Chang Mau-Chung as a              ISSUER            YES             FOR                  FOR

Director,  Shareholder No.:435255505

PROPOSAL #B52.1: Election of Huang Sheng Ming as a            ISSUER            YES             FOR                  FOR

Supervisor,  Shareholder No.:64

PROPOSAL #B52.2: Election of Lin, Lee as a                          ISSUER            YES             FOR                  FOR

Supervisor,  Shareholder No.:1090

PROPOSAL #B52.3: Election of Yang Chau-Chen as a                ISSUER            YES             FOR                  FOR

Supervisor,  Shareholder No.:165714

PROPOSAL #B.6: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WIRECARD AG, GRASBRUNN

  TICKER:                  N/A                 CUSIP:   D22359133

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the Group financial

 statements, the Group annual report, and the report

of the Board of Managing Directors

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 13,662,170.02 as follows:

 Payment of a dividend of EUR 0.09 per no-par share

EUR 4,499,887.51 shall be carried forward Ex-dividend

 and payable date: 18 JUN 2010

PROPOSAL #3.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #5.: Approval of the new Compensation System        ISSUER            YES         AGAINST           AGAINST

 for the Board of Managing Directors

PROPOSAL #6.: Election of Stefan Klestil to the                 ISSUER            YES         AGAINST           AGAINST

Supervisory Board

PROPOSAL #7.: Appointment of Auditors for the 2010            ISSUER            YES             FOR                  FOR

FY: RP RICHTER GmbH, Munich, and Ernst + Young AG,

PROPOSAL #8.: Authorization to acquire own shares,            ISSUER            YES             FOR                  FOR

the Company shall be authorized to acquire own shares

 of up to 10% of its share capital, at prices not

deviating more than 20% from the market price of the

shares, on or before 16 JUN 2015, the Board of

Managing Directors shall be authorized to dispose of

the shares in a manner other than the Stock Exchange

or a rights offering if the shares are used for

mergers and acquisitions or sold at a price not

materially below the market price of the shares, to

use the shares within the scope of the Company's

Stock Option Plan, to use the shares in connection

with securities lending or to satisfy conversion or

options rights, and to retire the shares

PROPOSAL #9.: Amendments to the Articles of                        ISSUER            YES             FOR                  FOR

Association in accordance with the Law on the

implementation of the Shareholder Rights Directive

(ARUG); a) Section 16(2), in respect of the

shareholders meeting being convened at least 30 days

prior to the meeting and the day of the convocation

and the day of the shareholders meeting not being

included in the calculation of the 30 day period; b)

Section 16(4), in respect of notices pursuant to

Section 128(1)2 of the Stock Corporation Act being

transmitted exclusively via electronic means; c)

Section 17(3), in respect of the Board of Managing

Directors being authorized to permit share holders to

 participate in the share holders meeting by the use

of electronic means of communication - Section 17(4),

 in respect of the Board of Managing Directors being

authorized to allow shareholders to exercise their

voting rights in writing or electronically (absentee

voting) - Section 17(5), in respect of the Chairman

of the shareholders meeting being authorized to

permit the audiovisual transmission of the

shareholders meeting; d) Section 17(6) deletion; e)

Section 18(2), in respect of proxy-voting

instructions being issued in textual form and

facilitations regarding the issue of proxies being

publicized in the convocation of the shareholders

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WISTRON NEWEB CORP

  TICKER:                  N/A                 CUSIP:   Y96739100

  MEETING DATE:      6/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A
PROPOSAL #A.3: The revision to the rules of Board              ISSUER             NO              N/A                  N/A

meeting

PROPOSAL #A.4: The revision to the 2007 employee                ISSUER             NO              N/A                  N/A

stock options plan

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.8 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings, proposed stock dividend:50

for 1,000 SHS held

PROPOSAL #B.4: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WOLFSON MICROELECTRONICS PLC, EDINBURGH

  TICKER:                  N/A                 CUSIP:   G97272101

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the accounts of the Company for         ISSUER            YES         AGAINST           AGAINST

the FYE 03 JAN 2010, together with the Directors'

report, the Directors' remuneration report and the

Auditors' reports on those accounts and that part of

the Directors' remuneration report which is required

to be audited

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report as specified in the annual report and accounts

 2009, for the FYE 03 JAN 2010

PROPOSAL #3: Re-election of Mark Cubitt as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #4: Re-election of Ross King Graham as a              ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #5: Re-election of Alastair David Milne as a        ISSUER            YES             FOR                  FOR

 Director of the Company

PROPOSAL #6: Re-appointment of KPMG Audit Plc as the         ISSUER            YES         AGAINST           AGAINST

Auditors of the Company to hold office until the

conclusion of the next general meeting at which the

accounts of the Company are laid

PROPOSAL #7: Authorize the Directors of the Company          ISSUER            YES         AGAINST           AGAINST

to determine the Auditors' remuneration for the

ensuing year

PROPOSAL #8: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

pursuant to Section 551 of the Companies Act 2006

the Act  to allot shares in the Company, or to grant

rights to subscribe for or to convert any security

into shares in the Company, up to a maximum nominal

amount of GBP 38,415 and; the authorities given in

the resolution shall be in substitution for all pre-

existing authorities under Section 551 of the Act  or

 its predecessor Section 80 of the Companies Act 1985

  as amended  ; and unless renewed;  Authority shall

expire on the earlier of 15 months after the passing

of this CONTD.

PROPOSAL #9: Approve and adopt that the Wolfson                 ISSUER            YES         AGAINST           AGAINST

Microelectronics SAYE Scheme  the SAYE Plan , the

principal terms of which are as specified; and

authorize the Board of Directors of the Company, or

an appropriate Committee of the Board, to do all such

 Acts and things as it may consider necessary or

desirable to give effect to the SAYE Plan, CONTD.

PROPOSAL #10: Approve the Wolfson Microelectronics            ISSUER            YES             FOR                  FOR

2009 Staff Share Award Plan  the SSAP  , as

specified; and authorize the Board of Directors of

the Company, or an appropriate Committee of the Board

 to do all such acts and things as it may consider

necessary or desirable to give effect to the SSAP and

 to establish other employees' share schemes for the

benefit of the employees located outside the UK based

 on the SSAP CONTD.

PROPOSAL #11: Approve the Wolfson Microelectronics            ISSUER            YES             FOR                  FOR

2010 Senior Executive Deferred Bonus Plan  the DB

Plan , as specified and established; and authorize

the Board of Directors of the Company, or an

appropriate Committee of the Board to do all such

acts and things as it may consider CONTD.

PROPOSAL #S.12: Authorize the Directors of the                   ISSUER            YES             FOR                  FOR

Company, subject to the passing of Resolution 8,

pursuant to Section 570 Companies Act 2006  the Act

to allot equity securities  with in the meaning of

Section 560 1 of the Act  for cash pursuant to the

allotment authority conferred by Resolution 8 above

as if Section 561 1  of the Act or any pre-emption

provisions contained in the Company's Articles of

Association  the Article  did not apply to any such

allotment, provided that this power shall be limited

to: any allotment of equity securities where such

securities have been offered  whether by way of

rights issue, open offer or otherwise CONTD.

PROPOSAL #S.13: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purposes of Section 701 of the Companies Act 2006

the Act  to make market purchases  within the meaning

 of Section 693 of the Act  of any of its ordinary

shares of 0.1 pence each  ordinary shares  on such

terms and in such manner as the Directors of the

Company may from time to time determine provided

that: the maximum number of ordinary shares to

purchased is 11,524,508 representing approximately

10% of the issued share capital of the Company as at

04 MAR 2010; the minimum price which may be paid for

any such ordinary share is 0.1 pence, exclusive of

the expenses of purchase  if any  payable by the

Company; the maximum price, exclusive of the expenses

 of purchase  if any  payable by the Company, CONTD.

PROPOSAL #S.14: Amend the Company's Articles of                 ISSUER            YES             FOR                  FOR

Association by deleting all the provisions of the

Company's Memorandum of Association which, by virtue

of Section 28 of the Companies Act 2006, are to be

treated as provisions of the Company's Articles of

Association; and that the Articles of Association

produced to the meeting and initialed by the Chairman

 of the meeting for the purpose of identification be

adopted as the Articles of Association of the Company

 in substitution for, and to the exclusion of, the

existing Articles of Association

PROPOSAL #S.15: Authorize the general manager other          ISSUER            YES             FOR                  FOR

than AGM may be called on not less than 14 clear days

 notice provided that this authority shall expire at

the end of the next AGM of the Company to be held in

2011

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WOOD GROUP

  TICKER:                  N/A                 CUSIP:   G9745T100

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 of the Company for the YE 31 DEC 2009 together with

the Directors' and the Auditors' reports thereon and

the auditable part of the Directors' remuneration

report

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report prepared by the Remuneration Committee and by

the Board for the YE 31 DEC 2009

PROPOSAL #3: Re-elect Leslie J Thomas as a Director,         ISSUER            YES         AGAINST           AGAINST

who retires by rotation pursuant to Article 79 of the

 Company's Articles of Association

PROPOSAL #4: Re-elect Michael Straughen as a                       ISSUER            YES         AGAINST           AGAINST

Director, who retires by rotation pursuant to Article

 79 of the Company's Articles of Association

PROPOSAL #5: Re-elect John C Morgan as a Director,            ISSUER            YES         AGAINST           AGAINST

who retires by rotation pursuant to Article 79 of the

 Company's Articles of Association

PROPOSAL #6: Re-elect Christopher Masters as a                   ISSUER            YES         AGAINST           AGAINST

Director, who retires by rotation pursuant to Article

 79 of the Company's Articles of Association

PROPOSAL #7: Re-elect D John Ogren as a Director, who        ISSUER            YES         AGAINST           AGAINST

 retires by rotation pursuant to Article 79 of the

Company's Articles of Association

PROPOSAL #8: Re-elect Ian D Marchant as a Director,          ISSUER            YES         AGAINST           AGAINST

who retires by rotation pursuant to Article 79 of the

 Company's Articles of Association

PROPOSAL #9: Re-elect David K Woodward as a Director,        ISSUER            YES         AGAINST           AGAINST

 who retires by rotation pursuant to Article 79 of

the Company's Articles of Association

PROPOSAL #10: Elect Michel Contie as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #11: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors of the Company, to hold office until

the AGM of the Company

PROPOSAL #12: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #13: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

to allot shares and grant rights to subscribe for or

to convert any security into shares of the Company:

a) up to an aggregate nominal amount of GBP 5,885,961

  such amount to be reduced by the nominal amount

allotted or granted under  b  in excess of such sum ;

 and b) comprising equity securities  as defined in

Section 560 1 of the Companies Act 2009  the Act   up

 to a nominal amount of GBP 11,771,921  such amount

to be reduced by any allotments or grants made under

 a  above  in connection with any offer by way of

rights issue  i  to ordinary shareholders in

proportion  as nearly as practicable  to their

existing holdings; and  ii  to holders of other

equity securities as required by the rights of those

securities or as the Directors otherwise CONTD

PROPOSAL #CONT: CONTD consider necessary and so that         ISSUER             NO              N/A                  N/A

the Directors may impose any limits or restrictions

and make any arrangements which it considers

necessary or appropriate to deal with treasury

shares, fractional entitlements, record dates or

legal, regulatory or practicable problems in, or

under the laws of, or the requirements of any

relevant regulatory body or stock exchange in, any

territory or any other matter;  Authority expires at

the earlier of the close of business on 30 JUN 2011

and the conclusion of the 2011 AGM ; and the

Directors may allot shares or grant rights to

subscribe for or convert securities into shares in

pursuance of such an offer or enter into an agreement

 as if the authority has not expired and provided

that this authority shall be to the exclusion of and

in substitution for any such earlier authority

PROPOSAL #S.14: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company be deleting all the provisions of the

Company's Memorandum pf Association which, by the

virtue of Section 28 of the Act, are to be treated as

 provisions of the Company's Articles of Association;

 and adopt the Articles of Association produced to

the meeting as the Articles of Association of the

Company in substitution for, and to the exclusion of,

 the existing Articles of Association

PROPOSAL #S.15: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the passing of Resolution 13 and in substitution of

existing authorities, to allot equity securities  as

defined in the Act  for cash pursuant to the

authority conferred by Resolution 13 and/or to sell

ordinary shares held by the Company as treasury

shares for cash, as if Section 561(1) of the Act did

not apply to any such allotment provided that this

power shall be limited: a) to the allotment of equity

 securities and sale of treasury shares for cash in

connection with an offer of, or invitation to apply

for equity securities  but in the case of the

authority granted in paragraph b of Resolution 13, by

 way of a rights issue only : CONTD

PROPOSAL #0: CONTD i) to ordinary shareholders in              ISSUER             NO              N/A                  N/A

proportion  as nearly as may be practicable  to their

 existing holdings; and ii) to holders of other

equity securities, as required by the rights of those

 securities or, as the Directors otherwise consider

necessary; and so that the Directors may impose any

limits or restrictions and make ant arrangements

which they consider necessary or appropriate to deal

with treasury shares, fractional entitlements, record

 dates, legal, regulatory or practical problems in,

or under the laws of, or the requirements of any

relevant regulatory body or stock exchange in, any

territory or any other matter; and CONTD

PROPOSAL #0: CONTD in case of the authority granted          ISSUER             NO              N/A                  N/A

under paragraph a of resolution 13 and/or in the case

 of any sale of treasury shares for cash, to the

allotments  otherwise than under paragraph a above

of equity securities or sale of treasury shares, up

to an aggregate nominal amount of GBP 882,894;

Authority expires at the earlier of the close of

business on 30 JUN 2011 and the conclusion of the

2011 AGM ; and the Company may before such an expiry

make offers or enter into agreements which would or

might require equity securities to be allotted

and/or sell treasury shares  in pursuance of such

offers or agreements as if the power conferred had

PROPOSAL #S.16: Authorize the Company, in accordance         ISSUER            YES             FOR                  FOR

with Section 701 of the Act, to make market purchases

  Section 693(4)  of up to 53,026,672 ordinary shares

 of 3 1/3p each in the capital of the Company, at a

minimum price of 3 1/3p exclusive of expenses  and a

maximum price which shall be the higher of: an amount

 equal to 105% of the market value for such shares

derived from the London Stock Exchange Daily Official

 List, for the 5 business days preceding the date of

purchase; and the higher of the price of the last

independent trade and the highest current bid on the

London Stock Exchange Official List at the time the

purchase is carried out; CONTD

PROPOSAL #0: CONTD  Authority expires the earlier of         ISSUER             NO              N/A                  N/A

15 months after the passing of this resolution and

the conclusion of the AGM in 2011 ; and the Company,

before the expiry, may make a contract to purchase

ordinary shares which will or may be executed wholly

or partly after such expiry

PROPOSAL #S.17: Approve that the general meeting of          ISSUER            YES             FOR                  FOR

the Company other than an AGM may be called on not

less than 14 clear day's notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WOONGJIN CHEMICAL CO LTD, KUMI

  TICKER:                  N/A                 CUSIP:   Y1298J100

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                    ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Election of Shin and Kwang-Soo as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.: Election of Auditor                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve the remuneration for the                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #5.: Approve the remuneration for the Auditor      ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Approve the grant of Stock Option                  ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WOONGJIN HOLDINGS CO LTD, SEOUL

  TICKER:                  N/A                 CUSIP:   Y9694Y100

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Election of the Directors: Inside                   ISSUER            YES         AGAINST           AGAINST

Directors (4), Outside Director (1)

PROPOSAL #4: Election of the Auditors                                    ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #6: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Auditors

PROPOSAL #7: Approve the stock option for staff                  ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WOONGJIN THINKBIG CO LTD

  TICKER:                  N/A                 CUSIP:   Y9692W106

  MEETING DATE:      3/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Election of Suk Keum Yoon, Bong Soo Choi        ISSUER            YES             FOR                  FOR

 and Sang In Lee as the Inside Directors and Jin Hwan

 Kim and Eun Ki Yoon as the Outside Directors

PROPOSAL #3: Election of the Auditors                                    ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve the stock option for staff                  ISSUER            YES             FOR                  FOR

PROPOSAL #5: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #6: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WORKSPACE GROUP PLC R.E.I.T., LONDON

  TICKER:                  N/A                 CUSIP:   G5595E102

  MEETING DATE:      7/28/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Company's annual         ISSUER            YES         AGAINST           AGAINST

report and accounts for the FYE 31 MAR 2009

PROPOSAL #2.: Declare a final dividend of 0.50 pence         ISSUER            YES             FOR                  FOR

per share

PROPOSAL #3.: Re-elect Mr. A.J. Hales as a Director,         ISSUER            YES             FOR                  FOR

who retires by rotation

PROPOSAL #4.: Re-elect Mr. J. Bywater as a Director,         ISSUER            YES         AGAINST           AGAINST

who retires by rotation

PROPOSAL #5.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES         AGAINST           AGAINST

as the Auditors of the Company

PROPOSAL #S.7: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

relevant securities

PROPOSAL #S.8: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

equity securities and disapply pre-emption rights

PROPOSAL #S.9: Amend the Articles of Association as          ISSUER            YES             FOR                  FOR

set out in the notice of Meeting

PROPOSAL #S.10: Approve that a general meeting other         ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 clear

days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WOTIF.COM HOLDINGS LTD, MILTON QLD

  TICKER:                  N/A                 CUSIP:   Q9860E101

  MEETING DATE:      10/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report of                     ISSUER             NO              N/A                  N/A

Wotif.Com Holdings Limited and its controlled

entities together with the Directors and the

Auditors' reports for the FYE 30 JUN 2009

PROPOSAL #2.: Re-elect Richard Douglas McIlwain as a         ISSUER            YES             FOR                  FOR

Director of Wotif.com Holdings Limited, who retires

in accordance with the Constitution

PROPOSAL #3.: Adopt the remuneration report as                   ISSUER            YES             FOR                  FOR

specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WPG HOLDING CO LTD

  TICKER:                  N/A                 CUSIP:   Y9698R101

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings, proposed stock dividend: 180

for 1,000 SHS held

PROPOSAL #B.4: Approve to merge YOSUN Industrial                ISSUER            YES             FOR                  FOR

Corporation/TW0002403003 Company via shares swap by

new shares issuance

PROPOSAL #B.5: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.6: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.7: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.8: Other issues and Extraordinary motions        ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WS ATKINS PLC, EPSOM SURREY

  TICKER:                  N/A                 CUSIP:   G9809D108

  MEETING DATE:      9/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors report         ISSUER            YES             FOR                  FOR

and accounts for the YE 31 MAR 2009

PROPOSAL #2.: Approve the report on the Directors              ISSUER            YES             FOR                  FOR

remuneration for the YE 31 MAR 2009, in accordance

with Section 241A of the Companies Act 1985 [the 1985

 Act]

PROPOSAL #3.: Declare a final dividend for the YE 31         ISSUER            YES             FOR                  FOR

MAR 2009 of 17.25 pence per ordinary share to paid on

 25 SEP 2009 to shareholders on the register at the

close of business on 14 AUG 2009

PROPOSAL #4.: Re-elect Lord Boyce as a Director of            ISSUER            YES             FOR                  FOR

the Company, who retires under our Articles of

PROPOSAL #5.: Re-elect Mr. Keith Clarke as a Director        ISSUER            YES         AGAINST           AGAINST

 of the Company, who retires under our Articles of

Association

PROPOSAL #6.: Appoint Ms. Joanne Curin as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #7.: Appoint Mr. Heath Drewett as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #8.: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as the Auditors and authorize the Director to fix

their remuneration

PROPOSAL #9.: Approve to renew the authority to allot        ISSUER            YES             FOR                  FOR

 shares [Section 80]

PROPOSAL #S.10: Approve to renew the authority to              ISSUER            YES             FOR                  FOR

allot equity securities for cash [Section 89]

PROPOSAL #11.: Approve to increase the Company's                ISSUER            YES             FOR                  FOR

authorized share capital

PROPOSAL #S.12: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #13.: Grant authority to the political                 ISSUER            YES             FOR                  FOR

donations and expenditure under the Act

PROPOSAL #S.14: Approve to allow general meetings              ISSUER            YES             FOR                  FOR

[other than AGMs] to be called on 14 days notice

PROPOSAL #15.: Approve to renew of the Atkins Shares         ISSUER            YES             FOR                  FOR

Incentive Plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WSP GROUP PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G98105102

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report of the Directors, the        ISSUER            YES             FOR                  FOR

 accounts and the Auditors' report on the accounts

and on the auditable part of the Directors'

remuneration report FYE 31 DEC 2009

PROPOSAL #2: Receive and approve the Directors'                 ISSUER            YES             FOR                  FOR

remuneration report FYE 31 DEC 2009

PROPOSAL #3: Declare a final dividend FYE 31 DEC 2009        ISSUER            YES             FOR                  FOR

 of 10 pence per share

PROPOSAL #4: Re-elect David Turner as a Director of          ISSUER            YES             FOR                  FOR

the Company, who having served as a non-executive

Director for more than nine years, retires on an

annual basis

PROPOSAL #5: Re-appoint PricewaterhouseCoopers LLP as        ISSUER            YES             FOR                  FOR

 the Auditors of the Company, to hold office until

the conclusion of the next general meeting at which

accounts are laid before the Company

PROPOSAL #6: Authorize the Directors to determine the        ISSUER            YES             FOR                  FOR

 Auditors' remuneration

PROPOSAL #7: Authorize the Directors, in accordance          ISSUER            YES             FOR                  FOR

with Section 551 of the Companies Act 2006  2006 Act

 and in submission for all existing authorities, to

allot shares and to make offers or agreements to

allot shares in the Company or grant rights to

subscribe for or to convert any security into shares

in the Company  together Relevant Securities  up to

an aggregate nominal amount of GBP1,050,000; and to

Exercise all the powers of the Company to allot

equity securities  within the meaning of Section 560

of the 2006 Act  CONTD..

PROPOSAL #S.8: Authorize the Directors, in accordance        ISSUER            YES             FOR                  FOR

 with Section 570 of the Companies At 2006  2006 Act

, to allot equity securities  as defined in Section

560 I of the 2006 Act  for cash pursuant to the

authority conferred by resolution 7 or by way of a

sale of treasury shares as if Section 561 I  of the

2006 Act did not apply to any such allotment,

provided that this power shall be limited to: the

allotment of equity securities in connection with a

rights issue or other pro rata offer  but, in the

case of the authority conferred by paragraph 7.2 by

way of a rights issue only  in favor of holders of

ordinary shares and other persons entitled to

participate therein where the equity securities

respectively attributable to the interests of all

those persons at such record dates as the Directors

may determine are a proportionate  as nearly as may

PROPOSAL #S.9: Authorize the Company, in accordance          ISSUER            YES             FOR                  FOR

with Section 701 of the Companies Act 2006  2006 Act

, to make market purchases  within the meaning of

Section 693 4  of the 2006 Act  of ordinary shares of

 5 pence each in the capital of the Company  Ordinary

 Shares  on such terms and in such manner as the

Directors may from time to time determine provided

that: the maximum number of Ordinary Shares

authorized to be purchased is 6,371,500; the minimum

price which may be paid for an Ordinary Share

exclusive of expenses payable by the Company ; the

maximum price which may be paid for an Ordinary share

 exclusive of expenses payable by the Company  CONTD..

PROPOSAL #10: Approve, in accordance with Sections            ISSUER            YES             FOR                  FOR

366 and 367 of the Companies Act 2006 2006 Act  the

Company and all Companies which are subsidiaries of

the Company at the date on which this resolution 10

is passed or during the period when this resolution

10 has effect are authorized to: make political

donations to political parties or independent

election candidates, as defined in the 2006 Act, not

exceeding GBP50,000 in total; make political

donations to political organizations other than

political parties, as defined in the 2006 Act, not

exceeding GBP50,000 in total; and incur political

expenditure, as defined in the 2006 Act, not

PROPOSAL #S.11: Authorize the Company to call any              ISSUER            YES             FOR                  FOR

general meeting of the Company other than the AGM by

notice of at least 14 clear days during the period

beginning on the date of the passing of this

resolution and ending on the conclusion of the next

AGM of the Company

PROPOSAL #S.12: Amend the Articles of Association of         ISSUER            YES             FOR                  FOR

the Company by deleting all of the provisions of the

Company's memorandum of association which, by virtue

of Section 28 of the Companies Act 2006, are to be

treated as provisions of the Company's Articles of

Association; and Articles of Association produced to

the Meeting and initialed by the Chairman of the

Meeting for the purpose of identification be adopted

as the Articles of Association of the Company is

substitution for, and to the exclusion of, the

existing Articles of Association of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  WUXI LITTLE SWAN CO LTD

  TICKER:                  N/A                 CUSIP:   Y9717K103

  MEETING DATE:      4/2/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the 2009 financial report                    ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the 2009 Profit Distribution              ISSUER            YES             FOR                  FOR

Plan as follows: 1  cash dividend or 10 shares   tax

included ; 2  bonus issue from profit  share/10

shares ; none; 3  bonus issue from capital reserve

share/10 shares

PROPOSAL #3: Approve the 2009 work report of the                ISSUER            YES             FOR                  FOR

Board of Directors

PROPOSAL #4: Approve the 2009 annual report and its          ISSUER            YES             FOR                  FOR

abstract

PROPOSAL #5: Appoint the 2010 Audit firm                              ISSUER            YES             FOR                  FOR

PROPOSAL #6: Approve the 2010 continuing connected            ISSUER            YES             FOR                  FOR

transactions

PROPOSAL #7: Approve the asset impairment provision           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  XCHANGING PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G9826X103

  MEETING DATE:      4/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to receive the annual accounts,         ISSUER            YES             FOR                  FOR

together with the Directors' report and Auditors'

report for the YE 31 DEC 2009

PROPOSAL #2: Approve the remuneration reports for the        ISSUER            YES             FOR                  FOR

 YE 31 DEC 2009

PROPOSAL #3: Re-appointment of PricewaterhouseCoopers        ISSUER            YES             FOR                  FOR

 LLP as the Auditors of the Company to hold office

from the conclusion of the AGM until the conclusion

of the next general meeting of the Company at which

accounts are laid

PROPOSAL #4: Authorize the Directors of the Company          ISSUER            YES             FOR                  FOR

to fix the remuneration of the Auditors

PROPOSAL #5: Re-election of Dennis-Millard as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6: Re-election of Johanries Maret as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #7: Re-election of Nigel Rich as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #8: Re-election of Richard Houghton as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #9: Re-election of Stephen Brennlnkmeijer as        ISSUER            YES             FOR                  FOR

 a Director

PROPOSAL #10: Election of Michel Paulin as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #11: Authorize the Company and all Companies        ISSUER            YES             FOR                  FOR

 that are its subsidiaries at any time during the

period for which this resolution has effect for the

purpose of Section 366 of the Companies Act 2006  the

 'Act'  to;  a  make political donations to political

 parties or independent election candidates  as such

terms are defined in Sections 363 and 364 of the Act

 not exceeding GBP 50,000 in aggregate;  b  make

political donations to political organizations other

than political parties not exceeding GBP 50,000 in

aggregate;  c  incur political expenditure not

exceeding GBP 50,000 in aggregate during the period

beginning with the date of the passing of this

resolution and ending at the conclusion of the next

AGM of the Company  or, if earlier, on 01 JUL 2011 ,

provided that the aggregate CONTD..

PROPOSAL #12: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

be generally and unconditionally in accordance with

Section 551 of the Act to exercise all the powers of

the Company to;  a  allot shares  as defined in

Section 540 of the Act  in the Company or grant

rights to subscribe for or to convert any security

into shares in the Company up to an aggregate nominal

 amount of GBP 3,989,709 representing 79,794,180

shares ; and  b  allot equity shares  as defined in

the 560 of the Act  up to an aggregate nominal amount

 of GBP 7,979,419 representing 159,588,380 shares

such amount to be reduced by the aggregate nominal

amount of shares allotted or rights to subscribe for

or to convert any security into shares in the Company

 granted under paragraph  a  of this Resolution 12

in connection with an offer by way of a CONTD..

PROPOSAL #S.13: Amend  a  the Articles of Association        ISSUER            YES             FOR                  FOR

 of the Company by deleting all the provisions of the

 Company's Memorandum of Association which, by virtue

 of Section 28 of the Act, are to be treated as

provisions of the Company's Articles of Association;

and  b  the Articles of Association to be produced to

 this meeting and initialed by the Chairman for the

purpose of identification be adopted as the new

Articles of Association of the Company in

substitution for, and to the exclusion of, the

existing Articles of Association

PROPOSAL #S.14: Authority granted for all exiting and        ISSUER            YES             FOR                  FOR

 subject to the passing Resolution 12, the Directors

of the Company be generally empowered pursuant to

Section 570 of the Act, to allot equity securities

as defined in Section 560 of the Act for cash

pursuant to the Resolution 12 and/or where the

allotment constitutes an allotment of equity

securities by virtue of Section 560 3  of the Act, in

 each case free of the restriction in Section 561 of

the Act, such power to be limited;  a  to the

allotment of equity securities in connection with an

offer of equity securities  but in the case of an

allotment pursuant to the authority granted by

paragraph  b in the Resolution 12, such power shall

be limited to the allotment of equity securities in

connection with an offer by way of rights issue only

;  i  to ordinary shareholders in CONTD..

PROPOSAL #S.15: Authorize the Company generally and          ISSUER            YES             FOR                  FOR

unconditionally to make one or more market purchase

within the meaning of Section 693 4  of the Act  of

ordinary shares of 5p each in the capital of the

Company provided that;  a  the maximum aggregate

number of ordinary shares authorized to be purchased

is 23,938,256 which represents approximately 10% of

the current issued share capital of the Company;  b

the minimum price which may be paid for an ordinary

share is its nominal value;  c  the maximum price

which may be paid for an ordinary share is an amount

equal to 105% of the average of the middle market

quotations for an ordinary share derived from The

London Stock Exchange Daily Official List for the

five business days immediately preceding day on which

 that ordinary share is purchased CONTD..

PROPOSAL #S.16: Approve that the General Meeting                ISSUER            YES             FOR                  FOR

other than an AGM may be called on not less than 14

clear days provided that this;  Authority expires at

the conclusion of the next AGM of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  XEBIO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J95204103

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Expand Business Lines        ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Payment of Accrued Benefits                ISSUER            YES         AGAINST           AGAINST

associated with Abolition of Retirement Benefit

System for Current Directors and Corporate Auditors

PROPOSAL #5: Amend the Compensation to be received by        ISSUER            YES             FOR                  FOR

 Directors

PROPOSAL #6: Authorize Use of Stock Options for                 ISSUER            YES             FOR                  FOR

Directors, and Allow Board to Authorize Use of Stock

Option Plan for Directors

PROPOSAL #7: Authorize Use of Stock Options, and                ISSUER            YES             FOR                  FOR

Allow Board to Authorize Use of Stock Option Plan

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  XIAMEN INTERNATIONAL PORT COMPANY LTD

  TICKER:                  N/A                 CUSIP:   Y97186103

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company FYE 31 DEC 2009

PROPOSAL #2: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company FYE 31 DEC 2009

PROPOSAL #3: Approve the audited financial statements        ISSUER            YES             FOR                  FOR

 and the report of the Auditors of the Company FYE 31

 DEC 2009

PROPOSAL #4: Approve the Profit Distribution Plan and        ISSUER            YES             FOR                  FOR

 the declaration of a final dividend of RMB 0.05 per

share  tax inclusive  FYE 31 DEC 2009

PROPOSAL #5: Approve the re-appointment of                          ISSUER            YES             FOR                  FOR

PricewaterhouseCoopers Zhong Tian Certified Public

Accountants Limited Company as the PRC auditors and

PricewaterhouseCoopers, Certified Public Accountants

as the International Auditors of the Company to hold

office until the conclusion of the next AGM, and to

authorize the Board to fix their remunerations

PROPOSAL #6: Approve the remunerations of the                     ISSUER            YES             FOR                  FOR

Directors and Supervisors of the Company FYE 31 DEC

2009

PROPOSAL #S.7: Approve the grant to the Board a                 ISSUER            YES             FOR                  FOR

general mandate to issue, allot and deal with

additional Domestic Shares/H Shares not to exceed 20%

 of Domestic Shares in issue and 20% of H Shares in

issue of the Company, and to authorize the Board to

make such amendments to the Articles of Association

as it thinks fit so as to reflect the new share

capital structure subsequent to allotment or issue of

 additional shares

PROPOSAL #S.8: Approve the amendments to the Articles        ISSUER            YES             FOR                  FOR

 of Association of the Company

PROPOSAL #9: Approve proposals  if any  put forward          ISSUER            YES             FOR                  FOR

by any shareholders holding 3% or more of the shares

carrying the right to vote at such meeting

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  XINAO GAS HLDGS LTD

  TICKER:                  N/A                 CUSIP:   G9826J104

  MEETING DATE:      6/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 and the Directors' and the Independent Auditor's

reports for the YE 31 DEC 2009

PROPOSAL #2: Declare a final dividend                                    ISSUER            YES             FOR                  FOR

PROPOSAL #3.1: Re-elect  Mr. CHEUNG Yip Sang as a              ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.2: Re-elect Ms. ZHAO Baoju as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Re-elect Mr. JIN Yongsheng as a                   ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.4: Re-elect Mr. WANG Guangtian as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #3.5: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

fix the Directors' fees

PROPOSAL #4: Re-appoint the Auditors and authorize            ISSUER            YES             FOR                  FOR

the Board of Directors to fix their remuneration

PROPOSAL #5.A: Authorize the Directors to issue shares      ISSUER            YES             FOR                  FOR

PROPOSAL #5.B: Authorize the Directors to repurchase         ISSUER            YES             FOR                  FOR

shares

PROPOSAL #5.C: Approve to extend the general mandate         ISSUER            YES             FOR                  FOR

to issue shares by addition thereto the shares

repurchased by the Company

PROPOSAL #S.6: Approve the change of the english name        ISSUER            YES             FOR                  FOR

 of the Company from ''XinAo Gas Holdings Limited''

to ''ENN Energy Holdings Limited'' and the Chinese

name as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  XINYI GLASS HOLDINGS LTD

  TICKER:                  N/A                 CUSIP:   G9828G108

  MEETING DATE:      5/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the audited financial statements        ISSUER            YES             FOR                  FOR

 and report of the Directors of the Company and the

Auditors of the Company for the YE 31 DEC 2009

PROPOSAL #2: Approve to declare a final dividend of          ISSUER            YES             FOR                  FOR

15 HKD cents per Share for the YE 31 DEC 2009

PROPOSAL #3.a.i: Re-elect Mr. Lee Yau Ching as an              ISSUER            YES             FOR                  FOR

executive Director

PROPOSAL #3.aii: Re-elect Mr. Li Man Yin as an                   ISSUER            YES         AGAINST           AGAINST

executive Director

PROPOSAL #3aiii: Re-elect Mr. Lam Kwong Siu, S.B.S.          ISSUER            YES             FOR                  FOR

as an independent non-executive Director

PROPOSAL #3.aiv: Re-elect Mr. Wong Ying Wai, Wilfred,        ISSUER            YES             FOR                  FOR

 S.B.S. JP as an independent non-executive Director

PROPOSAL #3.a.v: Re-elect Mr. Wong Chat Chor Samuel          ISSUER            YES             FOR                  FOR

as an independent non-executive Director

PROPOSAL #3.b: Authorize the Board of Directors to            ISSUER            YES             FOR                  FOR

determine the remuneration of the Directors

PROPOSAL #4: Re-appoint the Auditors and to authorise        ISSUER            YES             FOR                  FOR

 the Board to fix their remuneration

PROPOSAL #5.a: Authorize the Directors to repurchase         ISSUER            YES             FOR                  FOR

Shares

PROPOSAL #5.b: Authorize the Directors to allot and          ISSUER            YES             FOR                  FOR

issue Shares

PROPOSAL #5.c: Authorize the Directors to issue                 ISSUER            YES             FOR                  FOR

Shares by the Shares repurchased

PROPOSAL #6: Approve to increase the authorize                   ISSUER            YES             FOR                  FOR

capital of the Company by HKD 1,750,000,000 by the

creation of 17,500,000,000 shares of a nominal or par

 value of HKD 0.10 each

PROPOSAL #7: Authorize the bonus issue on the basis          ISSUER            YES             FOR                  FOR

of one new bonus share of the Company for every

existing share held by shareholders of the Company

and to authorise the Directors to perform all acts

and execute all documents in relation thereto

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  XINYU HENGDELI HOLDINGS LTD, GEORGE TOWN

  TICKER:                  N/A                 CUSIP:   G9827T119

  MEETING DATE:      9/11/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the authorized                ISSUER            YES             FOR                  FOR

share capital of the Company from HKD 20,000,000

divided into 4,000,000,000 Shares of HKD 0.005 [the

Shares] each to HKD 50,000,000 divided into

10,000,000,000 Shares by the creation of an

additional 6,000,000,000 new Shares of HKD 0.005 each

 in the Company ranking pari passu in all respects

with the existing share capital of the Company

PROPOSAL #2.: Approve, conditional upon resolution            ISSUER            YES             FOR                  FOR

number 1 being passed and subject to and conditional

upon the Listing Committee of The Stock Exchange of

Hong Kong Limited granting and agreeing to grant

listing of and permission to deal in the Bonus Shares

 [as specified below]: a] upon the recommendation of

the Directors of the Company [the Directors], a bonus

 issue on the basis of five Bonus Shares [as

specified below] for every ten existing Shares of HKD

 0.005 each in the capital of the Company held be

made, such Bonus Shares be issued to the persons [the

 allottees] whose names appear on the register of

members of the Company at the close of business on 11

 SEP 2009 [the Record Date] and whose addresses as

shown in such register are in Hong Kong or whose

addresses as shown in such register are outside Hong

Kong if the Directors, based on legal opinions, do

not consider it necessary or expedient to exclude any

 such shareholders of the Company on account either

of the legal restrictions under the laws of the place

 of its registered address or the requirements of the

 relevant regulatory body or stock exchange in that

place [the Bonus Issue]; the sum of HKD 6,781,710

standing to the credit of the Company's share premium

 account be capitalized and be applied in paying up

in full at par of 1,356,342,000 un issued Bonus

Shares such that the Bonus Shares will be allotted,

issued and distributed [pursuant to this resolution],

 credited as fully paid and share certificates be

issued to the allottees in respect of the Bonus

Shares to be issued and allotted to them immediately;

 the Bonus Shares shall be subject to the Memorandum

of Association and Articles of Association of the

Company and shall rank pari passu in all respects

with the existing issued Shares in issue on the

Record Date, except that they will not rank for the

Bonus Issue mentioned in this resolution; no

fractional Bonus Shares shall be allotted and

distributed, and the fractional entitlements shall be

 aggregated, rounded down to the nearest whole number

 and sold for the benefit of the Company; and e]

authorize the Directors to do all acts and things as

may be necessary or expedient in relation to the

Bonus Issue, including, but not limited to,

determining the exact amount to be capitalized out of

 the share premium account of the Company and the

exact number of Bonus Shares to be allotted and

PROPOSAL #S.3: Approve to change the name of the                ISSUER            YES             FOR                  FOR

Company from Xinyu Hengdeli Holdings Limited to

Hengdeli Holdings Limited; authorize the Directors to

 do all such acts and execute all documents to effect

 and implement the change of name of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YAZICILAR OTOMOTIV VE GIDA  YATIRIM VE PAZARLAMA S

  TICKER:                  N/A                 CUSIP:   M9879B100

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and election of the Presidential        ISSUER             NO              N/A                  N/A

 Board

PROPOSAL #2: Authorize the Chairmanship to sign the          ISSUER             NO              N/A                  N/A

minutes of the Meeting

PROPOSAL #3: Approve the concerning the activities            ISSUER             NO              N/A                  N/A

and accounts of 2009, the reading and deliberation of

 the activities report of the Board of Directors

PROPOSAL #4: Approve the reading of the reports of            ISSUER             NO              N/A                  N/A

the Auditors

PROPOSAL #5: Approve the reading of the Independent          ISSUER             NO              N/A                  N/A

Auditors report

PROPOSAL #6: Approve the reading, deliberation and            ISSUER             NO              N/A                  N/A

approval of the balance sheet and income statements

PROPOSAL #7: Approve the absolving of the Board of            ISSUER             NO              N/A                  N/A

Directors

PROPOSAL #8: Approve the absolving the Auditors                  ISSUER             NO              N/A                  N/A

PROPOSAL #9: Approve the decision on the profit                 ISSUER             NO              N/A                  N/A

distribution proposal

PROPOSAL #10: Approve to determine the number of the         ISSUER             NO              N/A                  N/A

Board of Directors and their salaries

PROPOSAL #11: Approve to determine the number of the         ISSUER             NO              N/A                  N/A

Auditors and their salaries

PROPOSAL #12: Election of the Independent Auditing            ISSUER             NO              N/A                  N/A

Firm

PROPOSAL #13: Receive the presentation of information        ISSUER             NO              N/A                  N/A

 about the donations

PROPOSAL #14: Receive the presentation of information        ISSUER             NO              N/A                  N/A

 about the assurances given to the third parties

PROPOSAL #15: Receive the presentation of information        ISSUER             NO              N/A                  N/A

 about the information policy of the Company

PROPOSAL #16: Receive the presentation of information        ISSUER             NO              N/A                  N/A

 about the ethical policies of the Company

PROPOSAL #17: Approve the decision on amendment of            ISSUER             NO              N/A                  N/A

Company Articles 5, 7 and 1

PROPOSAL #18: Authorize the Board Members according          ISSUER             NO              N/A                  N/A

to the Articles 334 and 335 of the Turkish Commercial

PROPOSAL #19: Wishes and Hopes                                                ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YELL GROUP PLC, READING BERKSHIRE

  TICKER:                  N/A                 CUSIP:   G9835W104

  MEETING DATE:      7/24/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the reports of the         ISSUER            YES             FOR                  FOR

Directors and the Auditors and the audited accounts

PROPOSAL #2.: Approve the Directors remuneration                ISSUER            YES             FOR                  FOR

report

PROPOSAL #3.: Re-elected Mr. John Condron as a                   ISSUER            YES         AGAINST           AGAINST

Director

PROPOSAL #4.: Re-elected Mr. John Davis as a Director        ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Re-elected  Mr. John Coghlan as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #6.: Re-elected Joachim Eberhardt as a                 ISSUER            YES             FOR                  FOR

Director

PROPOSAL #7.: Re-elected Mr. Richard Hooper as a                ISSUER            YES             FOR                  FOR

Director

PROPOSAL #8.: Re-elected Mr. Tim Bunting as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Elect Mr. Carlos Espinosa de los                   ISSUER            YES             FOR                  FOR

Monteros as a Director

PROPOSAL #10.: Re-appoint PricewaterhouseCoopers LLP         ISSUER            YES             FOR                  FOR

as the Auditors

PROPOSAL #11.: Authorize the Directors to determine          ISSUER            YES             FOR                  FOR

the Auditors remuneration

PROPOSAL #12.: Authorize the Directors to allot                 ISSUER            YES             FOR                  FOR

relevant securities under Section 80 of the Companies

 Act 1985

PROPOSAL #13.: Authorize the Company and its                       ISSUER            YES             FOR                  FOR

subsidiaries to make political donations and incur

political expenditure

PROPOSAL #14.: Approve the technical breach of the            ISSUER            YES             FOR                  FOR

borrowing restrictions in the Companys Articles of

Association

PROPOSAL #15.: Approve the future suspension of the          ISSUER            YES             FOR                  FOR

borrowing restrictions in the Companys Articles of

Association, until the 2011 AGM

PROPOSAL #S.16: Authorize the Directors to disapply          ISSUER            YES             FOR                  FOR

statutory the pre emption rights

PROPOSAL #S.17: Authorize the Company to purchase its        ISSUER            YES             FOR                  FOR

 own shares

PROPOSAL #S.18: Grant authority that 14 day notice            ISSUER            YES             FOR                  FOR

period for EGMs

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YELL GROUP PLC, READING BERKSHIRE

  TICKER:                  N/A                 CUSIP:   G9835W104

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, subject to and conditional            ISSUER            YES             FOR                  FOR

upon the approval of Resolutions 2 and 3 set out in

this Notice of EGM: with immediate effect, to amend

the Articles of Association of the Company by (i)

deleting the amount of the Company's authorized share

 capital contained in Paragraph 6 of the Company's

Memorandum of Association (as amended most recently

by a resolution passed by shareholders on 19 JUL 2007

 which increased the Company's authorized share

capital to GBP 10,403,200) and which by virtue of

Section 28 of the Companies Act 2006 and Paragraph

42, Schedule 2, Companies Act 2006 (Commencement No

8, Transitional Provisions and Savings) Order 2008 is

 to be treated as a provision of the Company's

Articles of Association setting a limit on the number

 of shares that may be allotted; and (ii) deleting

(a) Article 4 and (b) Article 16.1 of the Articles of

 Association; authorize the directors of the Company,

 in accordance with Section 551 of the Companies Act

2006, to allot equity securities (as defined in

Section 560(1) of the Companies Act 2006) in

connection with the Capital Raising (as defined in

the prospectus relating to the Company published on

10 NOV 2009 of which this notice forms part (the

Prospectus)) up to an aggregate nominal amount of GBP

 15,717,862.22 million (equivalent to 1,571,786,222

ordinary shares of 1 pence each in the capital of the

 Company), such authority to expire at the conclusion

 of the next annual general meeting of the Company

(save that the Company may before such expiry make

any offer or agreement which would or might require

equity securities to be allotted after such expiry

and the directors of the Company may allot equity

securities pursuant to any such offer or agreement as

 if the authority had not expired); and, pursuant to

Section 571 of the Companies Act 2006, to allot

equity securities (within the meaning of Section

560(1) of the Companies Act 2006) as if Section

561(1) of that Act did not apply to any allotment

which is the subject of the authority conferred by

this resolution, such power to expire at the

conclusion of the next AGM of the Company (save that

the Company may before such expiry make any offer or

agreement which would or might require equity

securities to be allotted after such expiry and the

directors of the Company may allot equity securities

pursuant to any such offer or agreement as if the

power had not expired); and approve the issue price

of 42 pence per ordinary share of 1 pence each in the

 Company to be issued pursuant to the Capital

Raising, representing a discount of 12.5% (to the

middle market price of existing ordinary shares of

the Company at the time of announcement of the

PROPOSAL #2.: Approve, subject to and conditional              ISSUER            YES             FOR                  FOR

upon the approval of Resolutions 1 and 3 set out in

this Notice of EGM, the allotment and issue of any

New Ordinary Shares, and the payment of any fee in

connection with the Placing and Open Offer (as

defined in the Prospectus), to Invesco Limited (by

way of a discount of 1.75% of the value of the Open

Offer Shares for which they have agreed, or shall

agree, to subscribe), which constitutes a related

party transaction pursuant to the Listing Rules by

reason of Invesco Limited being a related party

because it is a substantial shareholder in the

Company (being a party which is entitled to exercise

control of 10% or more of the Company's votes able to

 be cast on all or substantially all of the matters

at general meetings of the Company)

PROPOSAL #3.: Approve, subject to and conditional              ISSUER            YES             FOR                  FOR

upon the approval of Resolutions 1 and 2 set out in

this Notice of EGM, the allotment and issue of any

New Ordinary Shares, and the payment of any fee in

connection with the Placing and Open Offer (as

defined in the Prospectus), to Standard Life

Investments Limited (by way of a discount of 1.75% of

 the value of the Open Offer Shares for which they

have agreed, or shall agree, to subscribe), which

constitutes a related party transaction pursuant to

the Listing Rules by reason of Standard Life

Investments Limited being a related party because it

was, within the 12 months before the date of the

proposed transaction, a substantial shareholder in

PROPOSAL #4.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 subject to and conditional upon completion of the

Capital Raising and the approval of Resolution 5 set

out in this Notice of EGM, in accordance with Section

 551 of the Companies Act 2006 and in substitution

for the like authority conferred on the Directors at

the last AGM of the Company (but without prejudice to

 any allotments made pursuant to that authority) to

exercise all the powers of the Company to allot

shares in the Company and to grant rights to

subscribe for, or to convert any security into,

shares in the Company (Rights) up to an aggregate

nominal amount of GBP 7,858,931; [Authority expires

on the date of the next annual general meeting of the

 Company]; and the Directors shall be entitled to

allot shares and grant Rights pursuant to any such

offer or agreement as if this authority had not expire

PROPOSAL #S.5: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, subject to and conditional upon completion

of the Capital Raising and the approval of Resolution

 4 set out in this Notice of EGM, pursuant to

Sections 570 and 573 of the Companies Act 2006, in

substitution for the like authority given to the

Directors at the last AGM of the Company (but without

 prejudice to any allotments made pursuant to that

authority) to allot equity securities (within the

meaning of Section 560(1) of the Companies Act 2006)

for cash pursuant to the authority conferred by

Resolution 4 above or by way of a sale of treasury

shares as if Section 561(1) of that Act did not apply

 to any such allotment provided that this power shall

 be limited to: (i) the allotment of equity

securities in connection with an offer of securities

in favor of the holders of ordinary shares on the

register of members at such record dates as the

Directors may determine and other persons entitled to

 participate therein where the equity securities

respectively attributable to the interests of the

ordinary shareholders are proportionate (as nearly as

 may be practicable) to the respective numbers of

ordinary shares held or deemed to be held by them on

any such record dates, subject to such exclusions or

other arrangements as the Directors may deem

necessary or expedient to deal with treasury shares,

fractional entitlements or legal or practical

problems arising under the laws of any overseas

territory or the requirements of any regulatory body

or stock exchange or by virtue of shares being

represented by depositary receipts or any other

matter; and (ii) the allotment (otherwise than

pursuant to sub-paragraph (i) of this Resolution 5)

to any person or persons of equity securities up to

an aggregate nominal amount of GBP 1,178,840;

[Authority expires upon the expiry of the general

authority conferred by Resolution 4 above]; save that

 the Company may before such expiry make any offer or

 agreement which would or might require equity

securities to be allotted after such expiry and the

Directors of the Company may allot equity securities

pursuant to such offer or agreement as if the power

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YES BANK LTD

  TICKER:                  N/A                 CUSIP:   Y97636107

  MEETING DATE:      9/3/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance          ISSUER            YES             FOR                  FOR

sheet as at 31 MAR 2009, profit and loss account for

the YE on that date and the reports of the Board of

Directors and the Auditors thereon

PROPOSAL #2.: Re-appoint Mr. S. L. Kapur as a                     ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #3.: Re-appoint Mr. Arun K. Mago as a                   ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #4.: Appoint M/s. B. S. R. & Co., Chartered         ISSUER            YES             FOR                  FOR

Accountants, the retiring Auditors, as the Auditors

of the Bank, to hold office from the conclusion of

this AGM until the conclusion of the next AGM at a

remuneration to be decided by the Board of Directors

or any Committee thereof

PROPOSAL #5.: Approve, subject to the enabling                   ISSUER            YES             FOR                  FOR

provisions of the Banking Regulation Act, 1949,

Companies Act, 1956, and pursuant to the approval of

Reserve Bank of India, the revision of remuneration

of Mr. Rana Kapoor, Managing Director and Chief

Executive Officer, with effect from 01 APR 2008 on

the specified terms; and that the other terms and

conditions of his appointment remain unchanged

PROPOSAL #6.: Approve, subject to the enabling                   ISSUER            YES             FOR                  FOR

provisions of the Banking Regulation Act, 1949,

Companies Act, 1956, and pursuant to the approval of

Reserve Bank of India, the revision of remuneration

of Mr. Rana Kapoor, Managing Director and Chief

Executive Officer, with effect from 01 APR 2009 on

the specified terms; and that other terms and

conditions of his appointment remain unchanged

PROPOSAL #7.: Re-appoint, subject to the enabling              ISSUER            YES             FOR                  FOR

provisions of the Banking Regulation Act, 1949,

Companies Act, 1956 and pursuant to the approval of

Reserve Bank of India, Mr. Rana Kapoor as the

Managing Director and Chief Executive Officer of the

Bank for the period 01 SEP 2009 to 31 AUG 2012, and

that he shall be entrusted with the management of the

 whole affairs of the Bank; approve the payment of

the remuneration by way of salary and perquisites to

Mr. Rana Kapoor, as the Managing Director and Chief

Executive Officer of the Bank with effect from 01 SEP

 2009, as he would be entitled to as on 31 AUG 2009

PROPOSAL #S.8: Authorize the Board of Directors of            ISSUER            YES         AGAINST           AGAINST

the Bank [hereinafter referred to as the Board, which

 term shall be deemed to include the Board

Remuneration Committee, for the time being authorized

 by the Board of Directors to exercise the powers

conferred on the Board of Directors by this

resolution and/or such other persons who may be

authorized in this regard by the Board], in partial

modification of the earlier resolution passed as Item

 No. 7 at the Fourth AGM of the Bank held on 18 SEP

2008 and pursuant to Section 81(1A) and other

applicable provisions, if any, of the Companies Act,

1956 [including amendment(s) thereto or

modification(s) or re-enactment(s) thereof] and in

accordance with the provisions of the Memorandum and

Articles of Association of the Bank and the

regulations/guidelines, if any, prescribed by the

Securities and Exchange Board of India [SEBI], the

Reserve Bank of India [RBI], and all other concerned

and relevant authorities from time to time, to the

extent applicable and subject to such approvals,

consents, permission and sanctions of the Government

of India, SEBI, RBI and all other appropriate

authorities, institutions or bodies and subject to

such conditions and modifications as may be

prescribed by any of them while granting such

approvals, consents, permissions and sanctions, to

issue, offer and allot 3 Crore equity stock options,

convertible into equity shares of the aggregate

nominal face value not exceeding INR 30 Crore to the

present and future employees of the Bank under the

Employee Stock Option Scheme [herein referred to YBL

JESOP V/ PESOP II] on the specified terms and

conditions and on such other terms and conditions and

 in such tranche(s) as may be decided by the Board in

 its absolute discretion; that, subject to the terms

stated herein, the equity shares allotted pursuant to

 the aforesaid resolution shall in all respects rank

pari passu inter se for all purposes with the then

existing equity shares of the Bank; and authorize the

 Board, for the purpose of giving effect to this

resolution, as described above, on behalf of the

Bank, to do all such acts, deeds, matters and things

as it may, in its absolute discretion, deem necessary

 or desirable for such purpose, and with power on

behalf of the Bank to settle all questions,

difficulties or doubts that may arise in regard to

such issue(s) or allotment(s) including to amend or

modify any of the terms of such issue or allotment,

as it may, in its absolute discretion deem fit,

PROPOSAL #S.9: Authorize the Board, in partial                   ISSUER            YES         AGAINST           AGAINST

modification of the earlier resolution passed as Item

 No. 8 at the Fourth AGM of the Bank held on 18 SEP

2008 and pursuant to Section 81(1A) and other

applicable provisions, if any, of the Companies Act,

1956 [including amendment(s) thereto or

modification(s) or re-enactment(s) thereof] and in

accordance with the provisions of the Memorandum and

Articles of Association of the Bank and the

regulations/guidelines, if any, prescribed by the

Securities and Exchange Board of India [SEBI], the

Reserve Bank of India [RBI], and all other concerned

and relevant authorities from time to time, to the

extent applicable and subject to such approvals,

consents, permission and sanctions of the Government

of India, SEBI, RBI and all other appropriate

authorities, institutions or bodies and subject to

such conditions and modifications as may be

prescribed by any of them while granting such

approvals, consents, permissions and sanctions, to

issue, offer and allot 3 Crore equity stock options,

convertible into equity shares of the aggregate

nominal face value not exceeding INR 30 Crore to

present and future employees of any of the

subsidiaries of the Bank or present and future

employees of the Bank and subsequently

transferred/deputed to any subsidiary of the Bank,

under YBL JESOP V/ PESOP II on the specified terms

and conditions and on such other terms and conditions

 and in such tranche(s) as may be decided by the

Board in its absolute discretion; that, subject to

the terms stated herein, the equity shares allotted

pursuant to the aforesaid resolution shall in all

respects rank pari passu inter se for all purposes

with the then existing equity shares of the Bank; and

 authorize the Board, for the purpose of giving

effect to this resolution, as described above, on

behalf of the Bank, to do all such acts, deeds,

matters and things as it may, in its absolute

discretion, deem necessary or desirable for such

purpose, and with power on behalf of the Bank to

settle all questions, difficulties or doubts that may

 arise in regard to such issue(s) or allotment(s)

including to amend or modify any of the terms of such

 issue or allotment, as it may, in its absolute

discretion deem fit, without being required to seek

PROPOSAL #S.10: Authorize the Board, in accordance            ISSUER            YES         AGAINST           AGAINST

with the provisions of Section 81(1A) and other

applicable provisions, if any, of the Companies Act,

1956 and also applicable provisions of the Securities

 and Exchange Board of India [Disclosure and Investor

 Protection] Guidelines, 2000, as amended [the SEBI

Guidelines], the provisions of the Foreign Exchange

Management Act, 2000 [FEMA], the Foreign Exchange

Management [Transfer or Issue of Security by a Person

 Resident outside India] Regulations, 2000 and any

other applicable law or laws, rules and regulations

[including any amendments thereto or reenactment

thereof for the time being in force] and enabling

provisions in the Memorandum and Articles of

Association of the Bank and the listing agreement,

entered into by the Bank with the Stock Exchange(s)

where the shares of the Bank are listed and subject

to such approvals, consent, permissions and sanctions

 of the Government of India [GOI], Reserve Bank of

India [RBI], Registrar of Companies [ROC] and all

other appropriate and/or concerned authorities

including stock exchanges, and subject to such other

conditions and modifications, as may be prescribed,

imposed or suggested by any of them while granting

such approvals, consents, permissions and sanctions

to accept, if it thinks fit in the interest of the

Bank, to issue, offer and allot in one or more

tranche(s), fully paid-up Equity Shares of a face

value of INR 10 up to USD 250 million or its Indian

Rupee equivalent, inclusive of premium as may be

finalized to the Qualified Institutional Buyers [QIB]

 as the Board in its sole discretion may at any time

or times hereafter decide; approve that the offer,

issue and allotment of the Equity Shares shall be

made at the such time or times as the Board may in

its absolute discretion decide, subject, however, to

applicable guidelines, notifications, rules and

regulations; the Equity Shares to be issued by the

Bank as stated aforesaid shall rank pari passu with

all existing Equity Shares of the Bank in all

respects including dividend; authorize the Board to

decide and approve the other terms and conditions of

the issue of the Equity Shares and also shall be

entitled to vary, modify or alter any of the terms

and conditions, including size of the issue, as it

may deem expedient; authorize the Board to appoint

the Lead Managers, Registrar, Bankers, Auditors,

Advisors and all such agencies as may be involved or

concerned in such offerings of the Equity Shares and

to remunerate them by way of commission, brokerage,

fees or the like and also to enter into and execute

all such arrangements, agreements, memorandum,

documents, etc. with such agencies; that the pricing

of the Equity Shares shall be in accordance with all

applicable laws and regulations, more specifically,

with Chapter XIIIA of the SEBI Guidelines, with the

relevant date being the date of the meeting in which

the Board of the Bank or the Committee of Directors

duly authorized by the Board of the Bank decide to

open the proposed issue subsequent to the receipt of

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YEUN CHYANG INDUSTRIAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y98034104

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The revision to the rules of the Board        ISSUER             NO              N/A                  N/A

 Meeting

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution:         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 0.503386027

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #B.6: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.7: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YIEH PHUI ENTERPRISE CO LTD

  TICKER:                  N/A                 CUSIP:   Y9840D109

  MEETING DATE:      6/24/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 Audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of investment in People's          ISSUER             NO              N/A                  N/A

Republic of China

PROPOSAL #A.5: The revision to the rules of the Board        ISSUER             NO              N/A                  N/A

 Meeting

PROPOSAL #A.6: Declaration of the internal control             ISSUER             NO              N/A                  N/A

PROPOSAL #A.7: The status of purchase of the common          ISSUER             NO              N/A                  N/A

shares of the Yieh Hsing Enterprise Company, Ltd via

private placement in year 2008

PROPOSAL #A.8: The status of purchase of the common          ISSUER             NO              N/A                  N/A

shares of Yieh United Steel Corporation from Yieh

Hsing Enterprise Company Ltd

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

 proposed cash dividend TWD 0.3 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings, proposed stock dividend: 50

for 1,000 shares held

PROPOSAL #B.4: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans, endorsement and guarantee

PROPOSAL #B.5: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of Incorporation

PROPOSAL #B.6: Election of the Directors and                       ISSUER            YES         AGAINST           AGAINST

Supervisors

PROPOSAL #B.7: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #B.8: Extraordinary motions                                     ISSUER            YES         ABSTAIN               FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YIT OYJ, HELSINKI

  TICKER:                  N/A                 CUSIP:   X9862Q104

  MEETING DATE:      3/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening of the meeting                                       ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of the Chair and Secretary for         ISSUER             NO              N/A                  N/A

the meeting

PROPOSAL #3: Election of persons to check the minutes        ISSUER             NO              N/A                  N/A

 and control the counting of the

PROPOSAL #4: Approval of the voting list                              ISSUER             NO              N/A                  N/A

PROPOSAL #5: Establishment of the validity of the              ISSUER             NO              N/A                  N/A

meeting

PROPOSAL #6: Review by the President and CEO,                     ISSUER             NO              N/A                  N/A

presentation of the financial statements for 2009,

the report of the Board of Directors, the

consolidated financial statements and the Auditor's

PROPOSAL #7: Adopt the accounts                                              ISSUER            YES             FOR                  FOR

PROPOSAL #8: Approve the actions on profit or loss,          ISSUER            YES         AGAINST           AGAINST

Board's proposal to pay a dividend of EUR 0.40 per

share and donate max EUR   500000 to colleges and

universities

PROPOSAL #9: Approve the decision on record and                 ISSUER            YES             FOR                  FOR

payment date for dividend

PROPOSAL #10: Grant discharge from liability                       ISSUER            YES             FOR                  FOR

PROPOSAL #11: Approve the number of the Board Members        ISSUER            YES             FOR                  FOR

PROPOSAL #12: Approve the remuneration of the Board          ISSUER            YES             FOR                  FOR

Members

PROPOSAL #13: Approve the remuneration of the Auditors      ISSUER            YES             FOR                  FOR

PROPOSAL #14: Elect H. Ehrnrooth, K. Gran, R.                     ISSUER            YES             FOR                  FOR

Hanhinen, E. Halonen, A. Herlin, S. Huber and L. Ratia

PROPOSAL #15: Elect PricewaterhouseCoopers OY as the         ISSUER            YES             FOR                  FOR

Auditors

PROPOSAL #16.1: Authorize the Board's to decide an            ISSUER            YES             FOR                  FOR

acquiring Company's own shares

PROPOSAL #16.2: Authorize the Board's to decide on            ISSUER            YES             FOR                  FOR

issuing shares

PROPOSAL #17: Closing of the meeting                                     ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YODOGAWA STEEL WORKS,LTD.

  TICKER:                  N/A                 CUSIP:   J97140115

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                           ISSUER            YES         AGAINST           AGAINST

PROPOSAL #1.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Supplementary Auditor                       ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YOKOGAWA BRIDGE HOLDINGS CORP.

  TICKER:                  N/A                 CUSIP:   J97206106

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.9: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YONEKYU CORPORATION

  TICKER:                  N/A                 CUSIP:   J97756100

  MEETING DATE:      5/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Approve Payment of Bonuses to Directors         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Approve Provision of Retirement                       ISSUER            YES             FOR                  FOR

Allowance for Retiring Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YOROZU CORPORATION

  TICKER:                  N/A                 CUSIP:   J97822100

  MEETING DATE:      6/15/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Increase Directors            ISSUER            YES             FOR                  FOR

Board Size to 13

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

PROPOSAL #4: Appoint a Supplementary Auditor                       ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YOSHINOYA HOLDINGS CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J9799L109

  MEETING DATE:      5/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Amend Articles to: Change Company's                ISSUER            YES             FOR                  FOR

Location to Kita-ku

PROPOSAL #3.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #3.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YOSUN INDUSTRIAL CORPORATION

  TICKER:                  N/A                 CUSIP:   Y9852V104

  MEETING DATE:      6/21/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #A.4: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #A.5: The status of joint-venture in                     ISSUER             NO              N/A                  N/A

people's republic of china

PROPOSAL #A.6: The establishment for the rules of the        ISSUER             NO              N/A                  N/A

 Board Meeting

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution;         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.5 per share

PROPOSAL #B.3: Approve the issuance of new shares              ISSUER            YES             FOR                  FOR

from retained earnings; proposed stock dividend: 120

for 1,000 shares held

PROPOSAL #B.4: Approve the proposal of capital                   ISSUER            YES             FOR                  FOR

injection by issuing new shares

PROPOSAL #B.5: Approve the revision to the Articles          ISSUER            YES             FOR                  FOR

of  Incorporation

PROPOSAL #B.6: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of monetary loans

PROPOSAL #B.7: Approve the revision to the procedures        ISSUER            YES             FOR                  FOR

 of endorsement and guarantee

PROPOSAL #B.8: Approve the proposal of merger with            ISSUER            YES             FOR                  FOR

WPG/TW0003702007

PROPOSAL #B.9: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #B.10: Extraordinary motions                                    ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YOUNG OPTICS INC

  TICKER:                  N/A                 CUSIP:   Y9854L104

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #2.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #2.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 3.3 per share

PROPOSAL #2.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #2.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement, guarantee and monetary loans

PROPOSAL #2.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

asset acquisition or disposal

PROPOSAL #2.6: Approve the investment quota in                   ISSUER            YES             FOR                  FOR

Mainland China

PROPOSAL #2.7: Approve the proposal to release the            ISSUER            YES             FOR                  FOR

prohibition on Directors from participation in

competitive business

PROPOSAL #3.: Other issues and extraordinary motions         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YOUNGONE CORP, SEOUL

  TICKER:                  N/A                 CUSIP:   Y9849C102

  MEETING DATE:      3/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                       ISSUER            YES             FOR                  FOR

PROPOSAL #2: Approve the partial amendment to the              ISSUER            YES             FOR                  FOR

Articles of Incorporation

PROPOSAL #3: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #4: Approve the limit of remuneration for            ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YOUNGPOONG CORPORATION LTD, KOYANG

  TICKER:                  N/A                 CUSIP:   Y9858R107

  MEETING DATE:      2/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Elect Woo Jong Cho and Chang Gul Choi         ISSUER            YES             FOR                  FOR

as the Inside Directors

PROPOSAL #2.2: Elect Sung In Kim and Sung Ki Jang as         ISSUER            YES             FOR                  FOR

the Outside Directors

PROPOSAL #3.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Directors

PROPOSAL #4.: Approve the limit of remuneration for          ISSUER            YES             FOR                  FOR

the Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YPSOMED HOLDING AG, BURGDORF

  TICKER:                  N/A                 CUSIP:   H9725B102

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: TO VOTE IN THE UPCOMING MEETING, YOUR          ISSUER            YES             FOR               AGAINST

NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS

BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE

ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE

COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING

 RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND

NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YPSOMED HOLDING AG, BURGDORF

  TICKER:                  N/A                 CUSIP:   H9725B102

  MEETING DATE:      6/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report, financial            ISSUER            YES             FOR                  FOR

statements and consolidated financial statements for

2009/10

PROPOSAL #2.: Approve the allocation of retained                ISSUER            YES             FOR                  FOR

earnings

PROPOSAL #3.: Approve the reduction of share capital         ISSUER            YES             FOR                  FOR

PROPOSAL #4.: Approve the reduction of conditional            ISSUER            YES             FOR                  FOR

share capital

PROPOSAL #5.: Approve the modification of by-laws               ISSUER            YES             FOR                  FOR

PROPOSAL #6.: Grant discharge to the Members of the          ISSUER            YES             FOR                  FOR

Board of Directors and other Managers 2009/10

PROPOSAL #7.1: Re-election of Dr. H. C. Willy Michel         ISSUER            YES             FOR                  FOR

as a Board of Director

PROPOSAL #7.2: Re-election of Prof. Dr. H. C. Mult.          ISSUER            YES             FOR                  FOR

Norbert Thom as a Board of Director

PROPOSAL #7.3: Re-election of Anton Kraeuliger as a          ISSUER            YES             FOR                  FOR

Board of Director

PROPOSAL #7.4: Re-election of Gerhart Isler as a                ISSUER            YES             FOR                  FOR

Board of Director

PROPOSAL #8.: Re-election of Ernst & Young as the              ISSUER            YES             FOR                  FOR

Auditors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YULE CATTO & CO PLC, HARLOW ESSEX

  TICKER:                  N/A                 CUSIP:   G98811105

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the annual report and accounts          ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009

PROPOSAL #2: Approve the remuneration report                       ISSUER            YES             FOR                  FOR

PROPOSAL #3: Re-elect Hon. A. G. Catto as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-elect Dato' Lee Hau Hian as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Mr. P. S. Wood as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #6: Re-appoint the Auditors                                     ISSUER            YES             FOR                  FOR

PROPOSAL #7: Authorize the Directors to set the                 ISSUER            YES             FOR                  FOR

Auditors remuneration

PROPOSAL #8: Approve to update the Articles of                   ISSUER            YES             FOR                  FOR

Association

PROPOSAL #9: Approve to renew the authority of the            ISSUER            YES             FOR                  FOR

Directors to allot shares

PROPOSAL #10: Approve to renew the authority given to        ISSUER            YES             FOR                  FOR

 Directors to allot securities for cash other than on

 a pro-rata basis

PROPOSAL #11: Authorize the Directors to purchase the        ISSUER            YES             FOR                  FOR

 Company's shares

PROPOSAL #12: Approve to permit the holding of                   ISSUER            YES             FOR                  FOR

general meetings at 14 days notice

PROPOSAL #13: Approve the performance shares plan              ISSUER            YES             FOR                  FOR

amendments

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YUNG CHI PAINT & VARNISH MANUFACTURING CO LTD

  TICKER:                  N/A                 CUSIP:   Y9879V103

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #1.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #1.3: The status of endorsement and guarantee      ISSUER             NO              N/A                  N/A

PROPOSAL #1.4: The status of joint-venture in                    ISSUER             NO              N/A                  N/A

people's republic of china

PROPOSAL #2.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial  statements

PROPOSAL #2.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

the proposed cash dividend: TWD 2.5 per share

PROPOSAL #3.1: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #3.2: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

loan to other parties

PROPOSAL #3.3: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsements and guarantees

PROPOSAL #4.: Other issues and extraordinary motions         ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YUNG SHIN PHARMACEUTICAL INDUSTRIAL CO LTD

  TICKER:                  N/A                 CUSIP:   Y98812103

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2009 business operations        ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: To report the 2009 audited reports               ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: To report the status of endorsement            ISSUER             NO              N/A                  N/A

and guarantee

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements

PROPOSAL #B.2: Approve the 2009 profit distribution          ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 1.5 per share

PROPOSAL #B.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #B.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #B51.1: Election of Fang Chuan Li as a                 ISSUER            YES         AGAINST           AGAINST

Director [ID/shareholder No: 6]

PROPOSAL #B51.2: Election of Ling Chin Li as a                   ISSUER            YES         AGAINST           AGAINST

Director [ID/shareholder No: 7]

PROPOSAL #B51.3: Election of Fang Shin Li as a                   ISSUER            YES         AGAINST           AGAINST

Director [ID/shareholder No: 12]

PROPOSAL #B51.4: Election of Min Shiung Li as a                 ISSUER            YES         AGAINST           AGAINST

Director [ID/shareholder No: 16]

PROPOSAL #B51.5: Election of Sheng Hui Li as a                   ISSUER            YES         AGAINST           AGAINST

Director [ID/shareholder No: 177]

PROPOSAL #B51.6: Election of Wei en Li as a Director         ISSUER            YES         AGAINST           AGAINST

[ID/shareholder No: 195]

PROPOSAL #B51.7: Election of Wei Chen Tang as a                 ISSUER            YES         AGAINST           AGAINST

Director [ID/shareholder No: 29]

PROPOSAL #B52.1: Election of Ming Ju Lin as a                     ISSUER            YES         AGAINST           AGAINST

Supervisor [ID/shareholder No: 49]

PROPOSAL #B52.2: Election of Sheng Chu Kuo as a                 ISSUER            YES         AGAINST           AGAINST

Supervisor [ID / shareholder No: 625]

PROPOSAL #B.6: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

the Directors from participation in competitive

business for Yung Shin Pharma

PROPOSAL #B.7: Approve to establish Yung Shin                     ISSUER            YES         AGAINST           AGAINST

International Holdings Corporation (provisional

translation) via shares swap and transform into its

100PC owned subsidiary

PROPOSAL #B.8: Approve to set up the Articles of                ISSUER            YES         AGAINST           AGAINST

Incorporation for the New Holding Company

PROPOSAL #B.9: Approve to set up the rules of                     ISSUER            YES         AGAINST           AGAINST

shareholder meeting for the New Holding Company

PROPOSAL #B.10: Approve the set up the rules of the          ISSUER            YES         AGAINST           AGAINST

election of the Directors and Supervisors for the New

 Holding Company

PROPOSAL #B.11: Election of the Directors and                     ISSUER            YES         AGAINST           AGAINST

Supervisors for the New Holding Company

PROPOSAL #B.12: Approve to release the prohibition on        ISSUER            YES         AGAINST           AGAINST

 Directors from participation in competitive business

 for the New Holding Company

PROPOSAL #B.13: Other issues and extraordinary motions      ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  YUNGTAY ENGINEERING CO LTD

  TICKER:                  N/A                 CUSIP:   Y9881Q100

  MEETING DATE:      6/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: The 2009 business operations                         ISSUER             NO              N/A                  N/A

PROPOSAL #A.2: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #B.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

 financial statements

PROPOSAL #B.2: Approve the 2009 profit                                 ISSUER            YES             FOR                  FOR

distribution;proposed cash dividend:  TWD 1.5 per

PROPOSAL #B.3: Approve to revise the procedures of           ISSUER            YES             FOR                  FOR

monetary loans, endorsement  and guarantee

PROPOSAL #B.4: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ZEHNDER GROUP AG, GRAENICHEN

  TICKER:                  N/A                 CUSIP:   H97354155

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the Company report 2009 [annual        ISSUER            YES             FOR                  FOR

 accounts, financial report and group financial

report for 2009, and the reports by the External

PROPOSAL #2.: Grant discharge to the Members of the          ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #3.: Approve the appropriation of annual              ISSUER            YES             FOR                  FOR

returns

PROPOSAL #4.1: Election of Urs Buchmann [Beijing,              ISSUER            YES             FOR                  FOR

China] as a new Member of the Board of Directors for

a first three-year term of office [until AGM 2013]

PROPOSAL #4.2: Election of KPMG Limited, Basle, as            ISSUER            YES             FOR                  FOR

Statutory Auditors for one year [until AGM 2011]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ZELTIA SA, VIGO

  TICKER:                  N/A                 CUSIP:   E98743227

  MEETING DATE:      6/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the annual accounts and                       ISSUER            YES             FOR                  FOR

Management report of ZELTIA, Inc. and its

consolidated Group for the year 2009 on the proposed

application of results and the management of the

Governing Body in that period

PROPOSAL #2.1: Approve to change the following items         ISSUER            YES             FOR                  FOR

included in the statutory Section 1 of Chapter III

of the General Meeting : 16th  Call of the Board , 17

  Faculty and obligation to call Agenda , 21

Constitution of the Board , and 28th Minutes of the

Meeting

PROPOSAL #2.2: Amend the Article 38  Compensation of         ISSUER            YES             FOR                  FOR

Directors  under the Section 2 of Chapter III  The

Board of Directors

PROPOSAL #2.3: Amend the Article 43  FY Content,                ISSUER            YES             FOR                  FOR

formulation and approval of Financial Statements

included in Chapter IV  Annual Accounts. Obligations

PROPOSAL #3: Amend the Article 4  Disclosure of the          ISSUER            YES             FOR                  FOR

call , 8th  Constitution of the Board General , and

15th  Termination and minutes of the Board  of the

Rules of the General Meeting of Shareholders

PROPOSAL #4.1: Approve to fix the number of Directors        ISSUER            YES             FOR                  FOR

PROPOSAL #4.2: Re-elect D. Jose Maria Fernandez                 ISSUER            YES         AGAINST           AGAINST

Sousa-Faro as a Director

PROPOSAL #4.3: Re-elect D. Pedro Fernandez Puentes as        ISSUER            YES         AGAINST           AGAINST

 a Director

PROPOSAL #4.4: Re-elect JEFPO, SL as a Director                  ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.5: Re-electi D. Jose Antonio Urquizu                ISSUER            YES         AGAINST           AGAINST

Iturrarte as a Director

PROPOSAL #4.6: Re-elect D. Santiago Fernandez Puentes        ISSUER            YES         AGAINST           AGAINST

 as a Director

PROPOSAL #4.7: Ratify and appointment of Ion                       ISSUER            YES         AGAINST           AGAINST

Bereciartu Jauregui as a Director

PROPOSAL #4.8: Appointment of D. Carlos Solchaga                ISSUER            YES             FOR                  FOR

Catalan as a Director

PROPOSAL #4.9: Appointment of D. Jose Maria                        ISSUER            YES             FOR                  FOR

Bergareche Busquet as a Director

PROPOSAL #5: Re-elect the  Auditors of the Company            ISSUER            YES             FOR                  FOR

and its Consolidated Group

PROPOSAL #6: Adopt the Free Delivery Plan of Actions         ISSUER            YES             FOR                  FOR

for the year 2011 for managers and employees of the

Group, with a permanent contract and received a

variable remuneration, meet over 50 % of its targets

for the year 2010, with a total ceiling Zeltia

actions, Inc. to deliver under this plan of 350,000

PROPOSAL #7: Authorize the Board of Directors, with          ISSUER            YES             FOR                  FOR

express powers of substitution, to derivative

acquisition of treasury stock, directly or through

Group Companies

PROPOSAL #8: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

interpret, correct, complement, implementation and

development of the resolutions adopted by the Board

and to replace the power that it receives

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ZENSHO CO.,LTD.

  TICKER:                  N/A                 CUSIP:   J9885X108

  MEETING DATE:      6/25/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2: Appoint a Director                                              ISSUER            YES             FOR                  FOR

PROPOSAL #3: Appoint a Corporate Auditor                              ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ZHUZHOU CSR TIMES ELECTRIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y9892N104

  MEETING DATE:      12/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Approve, subject to the approval of            ISSUER            YES         AGAINST           AGAINST

the relevant governmental authorities in the PRC, to

grant the Board of Directors an unconditional general

 mandate, to issue short-term debt financing

instruments in the aggregate principal amount of up

to RMB 1 billion [the 'Instruments'] for the 2

financial years ending 31 DEC 2011 and in particular

be authorized to effect the following: a) to

determine the terms and conditions, plan and all

other matters in respect of the issue of the

Instruments based on the needs of the Company and the

 market conditions, including without limitation to

the form of issue, issue value, issue term, interest

rates, the placing or underwriting arrangements and

the use of proceeds; b) to make corresponding changes

 to the plan of such issue based on the opinions of

the regulatory authorities when there is any change

on the policies which affects the issue of the

instruments or when there are changes in the market

conditions, save for issues which are subject to

further approval at shareholders' meeting as required

 by the relevant laws, regulations and the articles

of association of the Company; and c) to sign, seal,

execute, perfect and deliver for and on behalf of the

 Company all such documents and deeds and to do all

such other acts and things as it may in its absolute

discretion consider necessary, desirable or expedient

 in connection with the issue of the instruments

PROPOSAL #S.2: Approve and ratify all actions and              ISSUER            YES         AGAINST           AGAINST

steps taken by the Board with respect to the issue of

 the instruments prior to the date of the EGM

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ZHUZHOU CSR TIMES ELECTRIC CO LTD

  TICKER:                  N/A                 CUSIP:   Y9892N104

  MEETING DATE:      6/18/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the report of the Board of                 ISSUER            YES             FOR                  FOR

Directors of the Company  the Board  for the YE 31

DEC 2009

PROPOSAL #2: Approve the report of the Supervisory            ISSUER            YES             FOR                  FOR

Committee of the Company for the YE 31 DEC 2009

PROPOSAL #3: Approve the audited consolidated                     ISSUER            YES             FOR                  FOR

financial statements of the Company and its

subsidiaries for the YE 31 DEC 2009 and the Auditors'

 reports thereon

PROPOSAL #4: Approve the profits distribution plan of        ISSUER            YES             FOR                  FOR

 the Company for the YE 31 DEC 2009 and declare a

final dividend for the YE 31 DEC 2009

PROPOSAL #5: Re-appoint the retiring Auditors as the         ISSUER            YES             FOR                  FOR

Auditors of the Company until the conclusion of the

next AGM of the Company and authorize the Board to

fix their remuneration

PROPOSAL #6: Re-elect Mr. Li Donglin as an Executive         ISSUER            YES             FOR                  FOR

Director and approve his emolument

PROPOSAL #7: Re-elect Mr. Deng Huijin as a Non-                  ISSUER            YES             FOR                  FOR

Executive Director and approve his emolument

PROPOSAL #8: Election of Mr. He Wencheng as a                     ISSUER            YES             FOR                  FOR

Shareholders' Representative Supervisor of the

Company and approve his emolument

PROPOSAL #S.9: Authorize the Board to issue, allot            ISSUER            YES             FOR                  FOR

and deal with additional domestic shares and/or H

shares of the Company not exceeding 20% of the

domestic shares and the H shares respectively in

issue of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ZINWELL CORPORATION

  TICKER:                  N/A                 CUSIP:   Y98908109

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #A.1: Receive the report on 2009 business            ISSUER             NO              N/A                  N/A

operations

PROPOSAL #A.2: Receive the 2009 audited reports                  ISSUER             NO              N/A                  N/A

PROPOSAL #A.3: Receive the report on the status of            ISSUER             NO              N/A                  N/A

endorsement and guarantee

PROPOSAL #A.4: Receive the report on the status of            ISSUER             NO              N/A                  N/A

joint-venture in the People's Republic of China

PROPOSAL #B.1: Approve the 2009 financial statements         ISSUER            YES             FOR                  FOR

PROPOSAL #B.2: Approve the 2009 profit distribution,         ISSUER            YES             FOR                  FOR

proposed cash dividend: TWD 2.5 per share

PROPOSAL #B.3: Amend the Articles of Incorporation             ISSUER            YES             FOR                  FOR

PROPOSAL #B.4: Amend the procedures of trading                   ISSUER            YES             FOR                  FOR

derivatives

PROPOSAL #B.5: Amend the procedures of endorsement            ISSUER            YES             FOR                  FOR

and guarantee

PROPOSAL #B.6: Amend the procedures of monetary loans        ISSUER            YES             FOR                  FOR

PROPOSAL #B.7: Election of the Directors and                       ISSUER            YES         AGAINST           AGAINST

Supervisors

PROPOSAL #B.8: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

the Directors from participation in competitive

business

PROPOSAL #B.9: Extraordinary motions                                     ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ZODIAC AEROSPACE, ISSY LES MOULINEAUX

  TICKER:                  N/A                 CUSIP:   F98947108

  MEETING DATE:      1/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements of            ISSUER            YES         ABSTAIN           AGAINST

the Company Zodiac Aerospace for the FYE 31 AUG 2009

PROPOSAL #O.2: Approve the consolidated financial              ISSUER            YES         ABSTAIN           AGAINST

statements of the Company Zodiac Aerospace for the

FYE 31 AUG 2009

PROPOSAL #O.3: Approve the allocation of income,                ISSUER            YES         ABSTAIN           AGAINST

decision of the amount of dividend to EUR 1

PROPOSAL #O.4: Approve the Agreements pursuant to              ISSUER            YES         ABSTAIN           AGAINST

Article L.225-86 of the Commercial Code and presented

 in the Statutory Auditors' special report

PROPOSAL #O.5: Authorize the Executive Board to                 ISSUER            YES         ABSTAIN           AGAINST

enable the Company to act on its own shares

PROPOSAL #O.6: Approve the renewal of Mr. Marc Assa's        ISSUER            YES         ABSTAIN           AGAINST

 term as a Supervisory Board Member

PROPOSAL #O.7: Approve the renewal of Mr. Edmond                ISSUER            YES         ABSTAIN           AGAINST

Marchegay's term as a Supervisory Board Member

PROPOSAL #O.8: Approve the renewal of the Company              ISSUER            YES         ABSTAIN           AGAINST

Ernst & Young Audit's term as a Permanent Statutory

Auditor

PROPOSAL #O.9: Approve the renewal of the Company              ISSUER            YES         ABSTAIN           AGAINST

Auditex's term as a Substitute Statutory Auditor

PROPOSAL #E.10: Authorize the Executive Board to                ISSUER            YES         ABSTAIN           AGAINST

reduce the capital by cancellation of shares acquired

 by the Company as part of the Share Buyback Program

PROPOSAL #E.11: Grant powers to accomplish all legal         ISSUER            YES         ABSTAIN           AGAINST

formalities concerning these resolutions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ZORLU ENERJI ELEKTRIK UERETIMI OTOPRODUEKTOER GRUB

  TICKER:                  N/A                 CUSIP:   M9895U108

  MEETING DATE:      5/31/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Opening and homage                                              ISSUER             NO              N/A                  N/A

PROPOSAL #2: Election of the Chairmanship                             ISSUER             NO              N/A                  N/A

PROPOSAL #3: Authorize the Chairmanship to sign the          ISSUER             NO              N/A                  N/A

minutes of the meeting

PROPOSAL #4: Approve to read the activities report of        ISSUER             NO              N/A                  N/A

 the Board of Directors

PROPOSAL #5: Approve to read the balance sheet and            ISSUER             NO              N/A                  N/A

income statements

PROPOSAL #6: Approve to read the Auditors report and         ISSUER             NO              N/A                  N/A

the Independent Auditors report

PROPOSAL #7: Approve the deliberation and the                     ISSUER             NO              N/A                  N/A

financial statements

PROPOSAL #8: Approve to present the information to            ISSUER             NO              N/A                  N/A

the general Assembly for not making profit

PROPOSAL #9: Approve to absolve the Board of                       ISSUER             NO              N/A                  N/A

Directors and Auditors

PROPOSAL #10: Election of the Board of Directors and         ISSUER             NO              N/A                  N/A

determine their number

PROPOSAL #11: Election of the Auditors and determine         ISSUER             NO              N/A                  N/A

their number

PROPOSAL #12: Approve to determine the welfare grants        ISSUER             NO              N/A                  N/A

 of the Board of Directors

PROPOSAL #13: Approve the determine the monthly gross        ISSUER             NO              N/A                  N/A

 salaries of the Auditors

PROPOSAL #14: Approve the independent auditing firm           ISSUER             NO              N/A                  N/A

PROPOSAL #15: Approve to present the information to          ISSUER             NO              N/A                  N/A

the assembly about the assurances given to the third

parties

PROPOSAL #16: Approve to present the information                ISSUER             NO              N/A                  N/A

about the donations and contributions

PROPOSAL #17: Amend the 4th and 15th Articles of the         ISSUER             NO              N/A                  N/A

Articles of the Association

PROPOSAL #18: Authorize the Board Members according          ISSUER             NO              N/A                  N/A

to the Articles 334 and 335 of the Turkish commercial

PROPOSAL #19: Wishes and closure                                            ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ZUEBLIN IMMOBILIEN HOLDING AG, ZUERICH

  TICKER:                  N/A                 CUSIP:   H9828A126

  MEETING DATE:      7/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: TO VOTE IN THE UPCOMING MEETING, YOUR          ISSUER            YES             FOR               AGAINST

NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS

BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE

ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE

COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING

 RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND

NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ZUEBLIN IMMOBILIEN HOLDING AG, ZUERICH

  TICKER:                  N/A                 CUSIP:   H9828A126

  MEETING DATE:      7/9/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: Approve the business report 2008/2009         ISSUER            YES             FOR                  FOR

[annual report, annual accounts and accounts of the

group] as well as acknowledgement of the reports of

the Auditors

PROPOSAL #1.2: Approve the consultative voting about         ISSUER            YES             FOR                  FOR

the compensation version and the compensations for

2008/2009 for Members of the Board of Directors and

the Management

PROPOSAL #2.: Approve the appropriation of the                   ISSUER            YES             FOR                  FOR

balance profit

PROPOSAL #3.: Grant discharge to the Member of the            ISSUER            YES             FOR                  FOR

Board of Directors and the Management

PROPOSAL #4.1.1: Re-elect Mr. Pierre N. Rossier as            ISSUER            YES             FOR                  FOR

the Board of Director

PROPOSAL #4.1.2: Re-elect Dr. Markus Wesnitzer as the        ISSUER            YES             FOR                  FOR

 Board of Director

PROPOSAL #4.2: Re-elect the Auditors                                     ISSUER            YES             FOR                  FOR

PROPOSAL #5.: Approve to eliminate the Articles of            ISSUER            YES             FOR                  FOR

the by-laws relative to the conditional capital

concerning the Option Plan Management

PROPOSAL #6.: Approve the liquidation of the Articles        ISSUER            YES             FOR                  FOR

 of the by-laws concerning natural investments

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ZUEBLIN IMMOBILIEN HOLDING AG, ZUERICH

  TICKER:                  N/A                 CUSIP:   H9828A126

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: TO VOTE IN THE UPCOMING MEETING, YOUR          ISSUER            YES             FOR               AGAINST

NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS

BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE

ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE

COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING

 RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND

NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ZUEBLIN IMMOBILIEN HOLDING AG, ZUERICH

  TICKER:                  N/A                 CUSIP:   H9828A126

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the deletion of the Article 3a         ISSUER            YES             FOR                  FOR

of Association (authorized share capital) and

numeration of Article 3c and 3d as New Articles 3a

and 3b

PROPOSAL #2.: Approve the deletion of the Article 3b         ISSUER            YES             FOR                  FOR

of Association (conditional share capital) and

numeration of Articles 3c and 3d as new Articles 3a

and 3b

PROPOSAL #3.: Approve the capital reduction of                   ISSUER            YES             FOR                  FOR

nominal repayment value of shares and allocation to

the free reserves

PROPOSAL #4.: Approve the deletion of Article 23 of          ISSUER            YES             FOR                  FOR

Association concerning contributions

PROPOSAL #5.: Amend the Article 3b of Association              ISSUER            YES             FOR                  FOR

according to Article 973c or translation without

liability

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ZUKEN INC.

  TICKER:                  N/A                 CUSIP:   J98974108

  MEETING DATE:      6/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.1: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.2: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.3: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.4: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.5: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.6: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.7: Appoint a Director                                           ISSUER            YES             FOR                  FOR

PROPOSAL #2.8: Appoint a Director                                           ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ZYXEL COMMUNICATIONS CORPORATION

  TICKER:                  N/A                 CUSIP:   Y9894L106

  MEETING DATE:      6/17/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #a.1: The status of operation                                  ISSUER             NO              N/A                  N/A

PROPOSAL #a.2: The 2009 business operations and                 ISSUER             NO              N/A                  N/A

financial statement

PROPOSAL #a.3: The 2009 audited reports                                ISSUER             NO              N/A                  N/A

PROPOSAL #a.4: The status of buyback treasury stock           ISSUER             NO              N/A                  N/A

PROPOSAL #a.5: The revision to the rules of Board              ISSUER             NO              N/A                  N/A

Meeting

PROPOSAL #b.1: Approve the 2009 business reports and         ISSUER            YES             FOR                  FOR

financial statements include the 2009 consolidated

financial statements of the Company

PROPOSAL #b.2: Approve the appropriation for                       ISSUER            YES             FOR                  FOR

offsetting deficit of year 2009

PROPOSAL #b.3: Approve to revise the Articles of                ISSUER            YES             FOR                  FOR

Incorporation

PROPOSAL #b.4: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

monetary loans

PROPOSAL #b.5: Approve to revise the procedures of            ISSUER            YES             FOR                  FOR

endorsement and guarantee

PROPOSAL #b.6: Approve to release the prohibition on         ISSUER            YES             FOR                  FOR

Directors from participation in competitive business

PROPOSAL #b.7: Approve to establish a Holding Company        ISSUER            YES         AGAINST           AGAINST

 via shares swap and transform Zyxel communication

into the 100% owned subsidiaries under the holding

PROPOSAL #b.8: Approve to establish the Articles of          ISSUER            YES         AGAINST           AGAINST

Incorporation of the holding company

PROPOSAL #b.9: Approve to establish of the rules of          ISSUER            YES         AGAINST           AGAINST

shareholders meeting of the holding company

PROPOSAL #b.10: Approve to establish the rules of the        ISSUER            YES         AGAINST           AGAINST

 election of the Directors and supervisors of the

Holding Company

PROPOSAL #b.11: Approve to establish the rules of              ISSUER            YES         AGAINST           AGAINST

board meeting of the Holding Company

PROPOSAL #b.12: Approve to establish the procedures          ISSUER            YES         AGAINST           AGAINST

of monetary loans of the Holding Company

PROPOSAL #b.13: Approve to establish the procedures          ISSUER            YES         AGAINST           AGAINST

of endorsement and guarantee of the Holding Company

PROPOSAL #b.14: Approve to establish the procedures          ISSUER            YES         AGAINST           AGAINST

of asset acquisition or disposal of the Holding

PROPOSAL #b.15: Approve to establish the procedures          ISSUER            YES         AGAINST           AGAINST

of trading derivatives of the Holding Company

PROPOSAL #b16.1: Election of Chu, Shun-I                              ISSUER            YES         AGAINST           AGAINST

[ID/Shareholder No. 31] as a Director

PROPOSAL #b16.2: Election of Chen, Yuh-Long                        ISSUER            YES         AGAINST           AGAINST

[ID/Shareholder No.189] as a Director

PROPOSAL #b16.3: Election of Lee, Ping-Chin                        ISSUER            YES         AGAINST           AGAINST

[ID/Shareholder No. 5958] as a Director

PROPOSAL #b16.4: Election of Champion Investment                ISSUER            YES         AGAINST           AGAINST

Corporation / Lee, Jyr-Dwo [ID/Shareholder No. 181]

as a Director

PROPOSAL #b16.5: Election of Pai, Lien-Pin                          ISSUER            YES         AGAINST           AGAINST

[ID/Shareholder No. 42] as a Director

PROPOSAL #b16.6: Election of Huang, Ho-Ming                        ISSUER            YES         AGAINST           AGAINST

[ID/Shareholder No. 13611] as a Director

PROPOSAL #b16.7: Election of Wei, Che-Ho                              ISSUER            YES         AGAINST           AGAINST

[ID/Shareholder No. L101566347] as a Director

PROPOSAL #b16.8: Election of Pai, Lien-Ti                            ISSUER            YES         AGAINST           AGAINST

[ID/Shareholder No. 43] as a Supervisor

PROPOSAL #b16.9: Election of Chen, Hsueh-Hong                     ISSUER            YES         AGAINST           AGAINST

[ID/Shareholder No. 29] as a Supervisor

PROPOSAL #b1610: Election of National Chiao Tung                ISSUER            YES         AGAINST           AGAINST

University / Hang, Hsueh-Ming [ID/Shareholder No.

60424] as a Supervisor

PROPOSAL #b.17: Approve to release the prohibition on        ISSUER            YES         AGAINST           AGAINST

 Directors from participation in competitive business

 of the Holding Company

PROPOSAL #b.18: Extraordinary motions                                    ISSUER            YES         AGAINST           AGAINST

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

  By:     /s/F. William McNabb III

             (Heidi Stam)

             F. William McNabb III*

             Chairman and Chief Executive Officer

  Date:   August 30, 2010

      *  By Power of Attorney.  Filed on April 26, 2010, see File Number 33-53683.

                Incorporated by Reference.